1
The DFA Short Term Investment Fund
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Rate Maturity Face Amount Fair Value $
COMMERCIAL PAPER - ( 39.2% )
(y)Archer-Daniels-Midland Co. 4.35% 08/04/25 135,000,000 134,934,809
(y)++Archer-Daniels-Midland Co. 4.35% 08/08/25 31,480,000 31,449,565
(r)Bank of Montreal 4.67% (SOFR + 35 bps) 09/04/25 75,000,000 75,004,800
(r)Bank of Montreal 4.70% (SOFR + 38 bps) 09/10/25 100,000,000 100,027,050
(y)BNG Bank NV 4.27% 08/01/25 78,700,000 78,690,658
(y)BNP Paribas SA 4.33% 08/04/25 200,000,000 199,903,820
(y)Caterpillar Financial Services Corp. 4.32% 08/07/25 175,000,000 174,853,000
(r)++Commonwealth Bank of Australia 4.58% (SOFR + 26 bps) 08/01/25 75,000,000 75,000,427
(r)++Commonwealth Bank of Australia 4.58% (SOFR + 26 bps) 01/23/26 43,000,000 43,009,615
(r)++Commonwealth Bank of Australia 4.67% (SOFR + 35 bps) 04/24/26 100,000,000 100,051,610
(y)Credit Agricole CIB 4.33% 08/13/25 48,500,000 48,424,238
(y)Credit Agricole CIB 4.34% 09/02/25 100,000,000 99,603,680
(y)Credit Agricole CIB 4.34% 09/09/25 150,000,000 149,279,640
(y)++Danske Bank A/S 4.36% 08/05/25 100,000,000 99,939,480
(y)++DBS Bank, Ltd. 4.32% 08/04/25 60,000,000 59,971,230
(y)++DBS Bank, Ltd. 4.32% 08/06/25 52,250,000 52,212,390
(y)++DNB Bank ASA 4.30% 08/12/25 135,000,000 134,806,842
(y)++ Erste Abwicklungsanstalt 4.33% 08/05/25 46,250,000 46,222,222
(y)++ Erste Abwicklungsanstalt 4.34% 08/18/25 100,000,000 99,783,270
(y)++ Erste Abwicklungsanstalt 4.35% 09/05/25 72,750,000 72,434,847
(y)Hydro Quebec 4.31% 08/08/25 200,000,000 199,808,420
(y)++John Deere Financial, Inc. 4.32% 08/05/25 100,000,000 99,940,040
(y)++John Deere Financial, Inc. 4.33% 08/11/25 33,000,000 32,956,424
(y)++John Deere Financial, Inc. 4.33% 08/12/25 46,000,000 45,933,728
(y)++John Deere Financial, Inc. 4.33% 08/18/25 50,000,000 49,891,880
(y) Kreditanstalt Fur Wiederaufbau 4.28% 08/08/25 32,000,000 31,969,565
(y) Kreditanstalt Fur Wiederaufbau 4.29% 08/12/25 32,000,000 31,954,346
(y)MUFG Bank, Ltd. 4.41% 09/17/25 50,000,000 49,707,885
(r)++National Australia Bank, Ltd. 4.65% (SOFR + 33 bps) 05/06/26 175,000,000 175,058,468
(r)++National Australia Bank, Ltd. 4.63% (SOFR + 31 bps) 07/23/26 100,000,000 99,984,940
(y)++National Securities Clearing Corp. 4.32% 08/06/25 46,000,000 45,966,889
(y)National Securities Clearing Corp. 4.34% 08/18/25 75,000,000 74,837,640
(y)National Securities Clearing Corp. 4.36% 09/04/25 134,055,000 133,488,711
(y)Nestle Finance International, Ltd. 4.31% 08/07/25 79,400,000 79,333,455
(y)Nestle Finance International, Ltd. 4.32% 08/11/25 57,000,000 56,924,902
(y)Nestle Finance International, Ltd. 4.34% 08/21/25 133,000,000 132,664,361
(y)Nestle Finance International, Ltd. 4.35% 09/03/25 63,000,000 62,742,324
(y)Nestle Finance International, Ltd. 4.39% 09/19/25 58,800,000 58,443,931
(y)Novartis Finance Corp. 4.34% 08/20/25 35,050,000 34,965,736
(y)NRW Bank 4.35% 08/25/25 166,000,000 165,499,942
(y)Province of Ontario 4.36% 09/19/25 200,000,000 198,797,220
(y)PSP Capital, Inc. 4.33% 09/04/25 19,050,000 18,970,083
(r)++Royal Bank of Canada 4.55% (SOFR + 23 bps) 03/06/26 100,000,000 99,996,870
(r)++Royal Bank of Canada 4.69% (SOFR + 37 bps) 05/06/26 100,000,000 100,065,340
(r)++Royal Bank of Canada 4.67% (SOFR + 35 bps) 05/08/26 125,000,000 125,062,175
(y)Sanofi Aventis 4.37% 10/17/25 205,400,000 203,472,999
(y)Sanofi-Aventis SA 4.37% 10/07/25 71,300,000 70,716,844
(y)Sanofi-Aventis SA 4.37% 10/10/25 100,000,000 99,146,030
(y)Siemens Capital Co. LLC 4.29% 08/14/25 88,400,000 88,252,761
(r)++ Skandinaviska Enskilda Banken AB 4.63% (SOFR + 27 bps) 04/03/26 100,000,000 100,006,610
(r)++ Skandinaviska Enskilda Banken AB 4.67% (SOFR + 31 bps) 06/17/26 225,000,000 224,998,448
(y) Societe Generale 4.42% 09/04/25 200,000,000 199,143,680
(y) Societe Generale North America 4.46% 09/18/25 45,410,000 45,135,987
(r)++Sumitomo Mitsui Banking Corp. 4.56% (SOFR + 24 bps) 11/14/25 200,000,000 200,061,760

2
The DFA Short Term Investment Fund
continued
Rate Maturity Face Amount Fair Value $
COMMERCIAL PAPER - (39.2%) (continued)
(r)++Sumitomo Mitsui Banking Corp. 4.53% (SOFR + 21 bps) 12/02/25 150,000,000 150,014,670
(r)++ Svenska Handelsbanken AB 4.62% (SOFR + 26 bps) 02/12/26 150,000,000 150,023,235
(r)++ Svenska Handelsbanken AB 4.62% (SOFR + 26 bps) 02/18/26 55,000,000 55,007,507
(y) Swedbank AB 4.33% 08/14/25 150,000,000 149,747,610
(y) Swedbank AB 4.33% 08/19/25 125,000,000 124,715,025
(r)++ Swedbank AB 4.70% (SOFR + 34 bps) 10/14/25 100,000,000 100,042,210
(y)++ TotalEnergies Capital SA 4.41% 09/25/25 85,000,000 84,421,040
(r)++Westpac Banking Corp. 4.58% (SOFR + 26 bps) 01/23/26 169,000,000 169,041,608
(r)++Westpac Banking Corp. 4.54% (SOFR + 22 bps) 03/03/26 100,000,000 99,987,170
(r)++Westpac Banking Corp. 4.72% (SOFR + 40 bps) 04/17/26 100,000,000 100,096,810
(r)++Westpac Banking Corp. 4.65% (SOFR + 33 bps) 05/01/26 200,000,000 200,085,640
TOTAL COMMERCIAL PAPER (Cost $6,694,483,080) 6,706,795,000 6,694,686,112
YANKEE CERTIFICATES OF DEPOSIT - ( 22.9% )
(r)Bank of Montreal 4.70% (SOFR + 36 bps) 09/18/25 100,000,000 100,029,480
(r)Bank of Montreal 4.65% (SOFR + 31 bps) 02/05/26 150,000,000 150,063,645
(r)Bank of Montreal 4.66% (SOFR + 32 bps) 04/27/26 75,000,000 75,027,210
(r)Bank of Nova Scotia 4.68% (SOFR + 34 bps) 10/03/25 100,000,000 100,033,590
(r)Bank of Nova Scotia 4.69% (SOFR + 35 bps) 11/10/25 50,000,000 50,024,775
(r)Bank of Nova Scotia 4.70% (SOFR + 36 bps) 11/10/25 100,000,000 100,052,450
(r)Bank of Nova Scotia 4.62% (SOFR + 28 bps) 02/13/26 150,000,000 150,057,225
(r)Bank of Nova Scotia 4.57% (SOFR + 23 bps) 03/06/26 100,000,000 100,008,860
(r)Bank of Nova Scotia 4.69% (SOFR + 35 bps) 07/17/26 100,000,000 100,000,440
(r)BNP Paribas SA 4.55% (SOFR + 21 bps) 11/12/25 250,000,000 250,040,000
(r)Canadian Imperial Bank of Commerce 4.69% (SOFR + 35 bps) 10/14/25 150,000,000 150,080,340
(r)Canadian Imperial Bank of Commerce 4.66% (SOFR + 32 bps) 11/17/25 125,000,000 125,068,962
(r)Canadian Imperial Bank of Commerce 4.62% (SOFR + 28 bps) 01/20/26 75,000,000 75,040,447
(r)Canadian Imperial Bank of Commerce 4.64% (SOFR + 30 bps) 04/23/26 175,000,000 175,042,893
(r)Canadian Imperial Bank of Commerce 4.72% (SOFR + 38 bps) 06/08/26 80,000,000 80,050,024
(r) Cooperatieve Rabobank UA 4.64% (SOFR + 30 bps) 11/04/25 100,000,000 100,043,550
(r) Cooperatieve Rabobank UA 4.57% (SOFR + 23 bps) 04/10/26 100,000,000 99,976,950
(r)Mizuho Bank, Ltd. 4.58% (SOFR + 24 bps) 11/07/25 100,000,000 100,021,740
(r)Mizuho Bank, Ltd. 4.56% (SOFR + 22 bps) 11/13/25 225,000,000 225,038,228
(r)Mizuho Bank, Ltd. 4.54% (SOFR + 20 bps) 11/21/25 100,000,000 100,009,060
(r)MUFG Bank, Ltd. 4.56% (SOFR + 22 bps) 11/19/25 175,000,000 175,012,723
(r)MUFG Bank, Ltd. 4.54% (SOFR + 20 bps) 11/25/25 150,000,000 149,991,600
(r) Nordea Bank Abp 4.62% (SOFR + 28 bps) 04/01/26 50,000,000 50,015,385
(r) Nordea Bank Abp 4.66% (SOFR + 32 bps) 05/14/26 100,000,000 100,037,750
(r)Royal Bank of Canada 4.67% (SOFR + 33 bps) 09/17/25 50,000,000 50,011,630
(r)Royal Bank of Canada 4.67% (SOFR + 33 bps) 11/20/25 100,000,000 100,045,370
(r)Sumitomo Mitsui Banking Corp 4.56% (SOFR + 22 bps) 09/03/25 50,000,000 50,004,615
(r) Svenska Handelsbanken AB 4.61% (SOFR + 27 bps) 02/10/26 95,000,000 95,020,273
(r) Svenska Handelsbanken AB 4.58% (SOFR + 24 bps) 02/26/26 100,000,000 100,000,010
(r)Toronto Dominion Bank NY 4.69% (SOFR + 35 bps) 05/12/26 100,000,000 100,045,040
(r)Toronto-Dominion Bank (The) 4.69% (SOFR + 35 bps) 09/12/25 75,000,000 75,023,437
(r)Toronto-Dominion Bank (The) 4.69% (SOFR + 35 bps) 10/03/25 100,000,000 100,040,290
(r)Toronto-Dominion Bank (The) 4.67% (SOFR + 33 bps) 03/06/26 150,000,000 150,071,370
(r)Toronto-Dominion Bank (The) 4.64% (SOFR + 30 bps) 03/18/26 125,000,000 125,032,788
(r)Toronto-Dominion Bank (The) 4.62% (SOFR + 28 bps) 04/13/26 75,000,000 75,003,495
TOTAL YANKEE CERTIFICATES OF DEPOSIT (Cost $3,900,002,148) 3,900,000,000 3,901,065,645
U.S. GOVERNMENT AGENCY SECURITIES - ( 2.1% )
(y)Federal Home Loan Bank 4.25% 08/20/25 51,163,000 51,042,482
(y)Federal Home Loan Bank 4.25% 09/12/25 250,000,000 248,736,875
(y)Federal Home Loan Bank 4.25% 09/17/25 50,775,000 50,488,629
TOTAL U.S. GOVERNMENT AGENCY SECURITIES (Cost $350,295,157) 351,938,000 350,267,986

3
The DFA Short Term Investment Fund
continued
Rate Maturity Face Amount Fair Value $
REPURCHASE AGREEMENTS - ( 15.2% )
Bank of America Corp. (Purchased on 7/31/25, proceeds
at maturity $100,011,972, collateralized by U.S.
Government Agency Obligations, 0.13% - 3.88%,
4/15/26 - 7/15/35, market value of $102,000,025) 4.35% 08/01/25 100,000,000 100,000,000
Barclays (Purchased on 7/31/25, proceeds at maturity
$500,059,861, collateralized by U.S. Treasury
Obligations, 0.00% - 6.13%, 8/15/25 - 5/15/35, market
value of $510,000,000) 4.36% 08/01/25 500,000,000 500,000,000
Goldman Sachs Co. (Purchased on 7/31/25, proceeds
at maturity $450,053,625, collateralized by U.S.
Government Agency Obligations, 2.43% - 6.00%,
8/20/45 - 9/15/64, market value of $459,000,000) 4.34% 08/01/25 450,000,000 450,000,000
JPMorgan Securities (Purchased on 7/31/25, proceeds at
maturity $350,041,903, collateralized by U.S. Treasury
Obligations, 2.00% - 7.00%, 6/20/51 - 11/15/66,
market value of $357,000,000) 4.36% 08/01/25 350,000,000 350,000,000
Mizuho Securities USA, Inc. (Purchased on 7/31/25,
proceeds at maturity $250,029,792, collateralized by
U.S. Treasury Obligations, 0.63% - 4.63%, 11/30/26 -
2/15/32, market value of $255,000,042) 4.34% 08/01/25 250,000,000 250,000,000
Royal Bank of Canada (Purchased on 7/31/25, proceeds
at maturity $600,071,500, collateralized by U.S.
Government Agency Obligations, 2.00% - 6.00%,
8/15/27 - 5/20/55, market value of $612,000,000) 4.34% 08/01/25 600,000,000 600,000,000
Toronto Dominion Bank NY (Purchased on 7/31/25,
proceeds at maturity $350,041,708, collateralized by
U.S. Government Agency Obligations, 2.50% - 6.00%,
1/20/51 - 9/20/53, market value of $357,000,000) 4.34% 08/01/25 350,000,000 350,000,000
TOTAL REPURCHASE AGREEMENTS (Cost $2,600,000,000) 2,600,000,000 2,600,000,000
U.S. TREASURY OBLIGATIONS - ( 20.6% )
(y)U.S. Treasury Bill 3.45% 08/05/25 225,000,000 224,892,083
(y)U.S. Treasury Bill 3.66% 08/07/25 225,000,000 224,839,940
(y)U.S. Treasury Bill 3.92% 08/12/25 200,000,000 199,738,750
(y)U.S. Treasury Bill 3.98% 08/14/25 200,000,000 199,690,798
(y)U.S. Treasury Bill 4.07% 08/19/25 250,000,000 249,464,250
(y)U.S. Treasury Bill 4.10% 08/21/25 250,000,000 249,403,333
(y)U.S. Treasury Bill 4.15% 08/26/25 250,000,000 249,253,820
(y)U.S. Treasury Bill 4.15% 08/28/25 225,000,000 224,276,483
(y)U.S. Treasury Bill 4.16% 09/02/25 225,000,000 224,144,800
(y)U.S. Treasury Bill 4.17% 09/04/25 225,000,000 224,091,137
(y)U.S. Treasury Bill 4.21% 09/11/25 225,000,000 223,901,327
(y)U.S. Treasury Bill 4.20% 09/16/25 50,000,000 49,727,386
(y)U.S. Treasury Bill 4.23% 09/23/25 75,000,000 74,526,589
(y)U.S. Treasury Bill 4.21% 10/02/25 50,000,000 49,634,106
(r)U.S. Treasury Note 4.38% (USBMMY3M + 17 bps) 10/31/25 175,000,000 175,067,412
(r)U.S. Treasury Note 4.45% (USBMMY3M + 25 bps) 01/31/26 350,000,000 350,346,227
(r)U.S. Treasury Note 4.36% (USBMMY3M + 15 bps) 04/30/26 325,000,000 325,250,796
TOTAL U.S. TREASURY OBLIGATIONS (Cost $3,517,985,038) 3,525,000,000 3,518,249,237
TOTAL INVESTMENTS (Cost $17,062,765,423) - 100.0% $17,064,268,980
SOFR Secured Overnight Financing Rate
USBMMY3M U.S. Treasury 3 Month Bill Money Market Yield
(y) The rate shown is the effective yield.
(r) The adjustable/variable rate shown is effective as of July 31, 2025.

4
The DFA Short Term Investment Fund
continued
++ Rule 144A, Section 4(2), or other security which is restricted as to resale to institutional investors. The
Fund's Advisor has deemed this security to be liquid based upon procedures approved by the Board of
Directors/Trustees. The aggregate value of these securities at July 31, 2025 was $3,323,524,960 which represented 19.3% of the Net Assets of the Fund.
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Commercial Paper ..................... $— $6,694,686,112 $— $6,694,686,112
Yankee Certificate s of Deposit ............ — 3,901,065,645 — 3,901,065,645
U.S. Government Agency Securities ......... — 350,267,986 — 350,267,986
Repurchase Agreements .................. — 2,600,000,000 — 2,600,000,000
U.S. Treasury Obligations ................. — 3,518,249,237 — 3,518,249,237
Total Investments ........................ $— $17,064,268,980 $— $17,064,268,980

1
Dimensional U.S. Equity Market ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (97.8%)
COMMUNICATION SERVICES — (9.5%)
#*Advantage Solutions, Inc. 16,640 $ 22,797
Alphabet, Inc., Class A 1,534,244 294,421,424
Alphabet, Inc., Class C 1,362,398 262,752,078
#*Altice USA, Inc., Class A 51,271 133,305
*AMC Networks, Inc., Class A 5,279 31,621
*Angi, Inc. 9,258 150,165
*Anterix, Inc. 1,872 41,577
#*AST SpaceMobile, Inc. 32,591 1,732,863
AT&T, Inc. 1,925,655 52,782,204
*Atlanta Braves Holdings, Inc. 8,222 366,372
#*Atlanta Braves Holdings, Inc. 1,097 51,669
ATN International, Inc. 1,619 27,766
*Bandwidth, Inc., Class A 5,055 70,315
#*Boston Omaha Corp., Class A 3,594 48,339
*Bumble, Inc., Class A 3,112 24,211
#Cable One, Inc. 1,096 140,266
*Cargurus, Inc. 25,878 849,316
*Cars.com, Inc. 14,394 185,251
#*Charter Communications, Inc.,
Class A 25,299 6,814,539
#Cinemark Holdings, Inc. 30,228 812,226
Comcast Corp., Class A 1,005,410 33,409,774
*DoubleVerify Holdings, Inc. 7,235 110,840
*E.W. Scripps Co. (The), Class A 5,860 17,521
#*EchoStar Corp., Class A 13,780 449,090
Electronic Arts, Inc. 65,928 10,053,361
Entravision Communications
Corp., Class A 3,939 8,705
*Eventbrite, Inc., Class A 20,022 48,854
*EverQuote, Inc., Class A 24,125 593,234
Fox Corp., Class A 59,610 3,323,854
Fox Corp., Class B 42,739 2,185,672
*Frontier Communications Parent,
Inc. 35,879 1,318,194
#*fuboTV, Inc. 114,893 457,274
*Gaia, Inc. 3,612 15,170
*Gambling.com Group, Ltd. 11,300 119,441
*Gannett Co., Inc. 29,034 110,620
#*GCI Liberty, Inc., Class A 894 29,538
*GCI Liberty, Inc., Class C 6,401 212,833
*Globalstar, Inc. 3,581 84,118
#*Gogo, Inc. 14,143 224,308
Gray Media, Inc. 13,571 61,205
IDT Corp., Class B 5,555 327,245
#*IMAX Corp. 16,138 416,199
#*Integral Ad Science Holding
Corp. 26,094 213,971
Interpublic Group of Cos., Inc.
(The) 85,554 2,104,628
#Iridium Communications, Inc. 25,971 635,251
John Wiley & Sons, Inc., Class A 12,041 464,783
*Liberty Broadband Corp., Class
A 5,502 336,337
Shares Value
COMMUNICATION SERVICES — (Continued)
*Liberty Broadband Corp., Class
C 32,005 $ 1,962,547
*Liberty Global, Ltd., Class A 26,627 266,803
*Liberty Global, Ltd., Class C 53,369 545,965
*Liberty Latin America, Ltd., Class
A 11,274 79,482
*Liberty Latin America, Ltd., Class
C 39,850 284,529
*Liberty Media Corp.-Liberty
Formula One 5,077 457,539
*Liberty Media Corp.-Liberty
Formula One 57,669 5,787,084
*Liberty Media Corp.-Liberty Live 3,181 260,206
*Liberty Media Corp.-Liberty Live 7,602 640,316
*Lionsgate Studios Corp. 36,434 215,689
#*Live Nation Entertainment, Inc. 44,027 6,502,788
*Lumen Technologies, Inc. 292,275 1,300,624
*Madison Square Garden
Entertainment Corp. 13,279 501,813
*Madison Square Garden Sports
Corp. 3,794 766,767
*Magnite, Inc. 48,760 1,121,968
Marcus Corp. (The) 4,666 76,382
Match Group, Inc. 61,285 2,100,237
Meta Platforms, Inc., Class A 586,019 453,250,535
National CineMedia, Inc. 12,805 61,592
*Netflix, Inc. 115,145 133,499,113
New York Times Co. (The), Class
A 41,254 2,140,670
News Corp., Class A 104,150 3,053,678
#News Corp., Class B 31,147 1,040,933
Nexstar Media Group, Inc. 10,197 1,907,961
#Omnicom Group, Inc. 52,983 3,817,425
Paramount Global, Class A 5,128 97,894
Paramount Global, Class B 75,800 952,806
*Pinterest, Inc., Class A 155,421 5,999,251
*PubMatic, Inc., Class A 7,640 91,756
*QuinStreet, Inc. 18,022 295,741
*Reddit, Inc., Class A 17,321 2,781,579
*Reservoir Media, Inc. 1,724 13,689
*ROBLOX Corp., Class A 143,306 19,746,134
*Roku, Inc. 33,760 3,178,842
Saga Communications, Inc.,
Class A 552 6,955
Scholastic Corp. 5,755 141,976
Shenandoah Telecommunications
Co. 13,481 197,901
#Shutterstock, Inc. 4,837 92,677
Sinclair, Inc. 14,497 209,627
#Sirius XM Holdings, Inc. 45,934 970,126
*Snap, Inc., Class A 286,909 2,705,552
#*Sphere Entertainment Co. 9,449 406,779
Spok Holdings, Inc. 2,839 52,067
*Spotify Technology SA 41,610 26,070,329
#*Stagwell, Inc. 29,473 168,880

2
Dimensional U.S. Equity Market ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
*Starz Entertainment Corp. 2,428 $ 35,327
Sunrise Communications AG,
ADR 28,613 1,518,206
*Take-Two Interactive Software,
Inc. 49,226 10,964,107
*Teads Holding Co. 2,082 5,267
*TechTarget, Inc. 4,984 36,084
TEGNA, Inc. 46,095 769,787
Telephone and Data Systems,
Inc. 25,261 986,189
*Thryv Holdings, Inc. 5,650 74,354
#TKO Group Holdings, Inc. 20,287 3,408,419
T-Mobile US, Inc. 131,211 31,282,015
Townsquare Media, Inc., Class A 1,541 10,617
#*Trade Desk, Inc. (The), Class A 119,595 10,399,981
#*Travelzoo 1,595 15,934
#*TripAdvisor, Inc. 30,846 539,497
*TrueCar, Inc. 8,736 15,987
*United States Cellular Corp. 4,641 338,468
Verizon Communications, Inc. 1,132,614 48,430,575
*Vimeo, Inc. 45,498 172,437
#*Vivid Seats, Inc., Class A 6,801 10,542
Walt Disney Co. (The) 491,678 58,563,767
*Warner Bros Discovery, Inc. 634,379 8,354,771
Warner Music Group Corp., Class
A 36,437 1,066,147
*Yelp, Inc. 17,362 597,774
*Zedge, Inc., Class B 68 273
*Ziff Davis, Inc. 4,710 146,575
*ZoomInfo Technologies, Inc. 43,682 473,076
TOTAL COMMUNICATION
SERVICES 1,542,829,707
CONSUMER DISCRETIONARY — (10.7%)
#*1-800-Flowers.com, Inc., Class
A 3,914 23,132
*Abercrombie & Fitch Co. 13,232 1,270,537
Academy Sports & Outdoors, Inc. 17,931 910,715
*Accel Entertainment, Inc. 5,607 72,106
#Acushnet Holdings Corp. 8,671 690,385
*Adient PLC 16,205 347,435
ADT, Inc. 102,866 858,931
*Adtalem Global Education, Inc. 9,547 1,090,936
#Advance Auto Parts, Inc. 15,003 796,209
*Airbnb, Inc., Class A 116,522 15,428,678
A-Mark Precious Metals, Inc. 4,368 92,951
*Amazon.com, Inc. 2,580,666 604,159,717
*American Axle & Manufacturing
Holdings, Inc. 21,777 96,908
#American Eagle Outfitters, Inc. 46,282 499,846
*American Outdoor Brands, Inc. 1,353 12,732
*American Public Education, Inc. 7,846 231,614
*America's Car-Mart, Inc., Class
MA 1,343 60,489
#*Aptiv PLC 59,843 4,107,624
Aramark 69,887 2,974,391
*Arhaus, Inc. 18,404 161,219
Arko Corp. 11,157 46,525
*Asbury Automotive Group, Inc. 4,583 1,017,976
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Autoliv, Inc. 19,346 $ 2,158,046
*AutoNation, Inc. 7,749 1,492,767
*AutoZone, Inc. 4,514 17,010,467
Bassett Furniture Industries, Inc. 306 4,841
Bath & Body Works, Inc. 51,682 1,496,711
*Beazer Homes USA, Inc. 6,730 158,155
Best Buy Co., Inc. 54,455 3,542,842
#*Beyond, Inc. 8,138 72,835
*Biglari Holdings, Inc., Class A 20 29,720
*Biglari Holdings, Inc., Class B 93 28,674
#*Birkenstock Holding PLC 12,535 627,878
*BJ's Restaurants, Inc. 5,139 182,075
Bloomin' Brands, Inc. 16,002 145,778
Booking Holdings, Inc. 8,784 48,347,663
*Boot Barn Holdings, Inc. 8,123 1,396,344
BorgWarner, Inc. 58,753 2,162,110
*Bright Horizons Family Solutions,
Inc. 14,958 1,691,750
#Brightstar Lottery PLC 7,805 115,826
*Brinker International, Inc. 11,519 1,815,394
Brunswick Corp. 14,582 849,985
Buckle, Inc. (The) 10,258 506,437
#Build-A-Bear Workshop, Inc. 3,722 188,743
*Burlington Stores, Inc. 17,123 4,673,894
*Caesars Entertainment, Inc. 49,902 1,331,385
#Caleres, Inc. 7,347 100,874
Camping World Holdings, Inc.,
Class A 15,046 208,237
*CarMax, Inc. 40,552 2,295,649
*Carnival Corp. 282,222 8,401,749
Carriage Services, Inc. 2,988 134,221
Carter's, Inc. 7,858 190,478
*Carvana Co. 32,608 12,722,663
Cato Corp. (The), Class A 626 1,765
#*Cava Group, Inc. 19,894 1,750,871
*Cavco Industries, Inc. 1,906 769,395
Century Communities, Inc. 8,295 466,926
*Champion Homes, Inc. 14,351 873,976
#Cheesecake Factory, Inc. (The) 12,316 787,116
*Chewy, Inc., Class A 70,684 2,594,103
*Chipotle Mexican Grill, Inc. 363,294 15,578,047
#Choice Hotels International, Inc. 5,537 707,130
Churchill Downs, Inc. 14,702 1,573,702
*Citi Trends, Inc. 2,530 77,216
#Clarus Corp. 2,260 8,136
#Columbia Sportswear Co. 7,709 436,098
*Cooper-Standard Holdings, Inc. 3,840 92,544
*Coupang, Inc. 408,610 12,025,392
*Coursera, Inc. 43,220 546,301
#Cracker Barrel Old Country
Store, Inc. 5,051 313,162
#*Crocs, Inc. 14,638 1,459,848
*Culp, Inc. 1,492 6,341
D.R. Horton, Inc. 74,973 10,709,143
Dana, Inc. 39,002 620,912
Darden Restaurants, Inc. 31,473 6,347,160
#*Dave & Buster's Entertainment,
Inc. 7,346 214,797

3
Dimensional U.S. Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Deckers Outdoor Corp. 40,786 $ 4,330,250
*Denny's Corp. 8,748 32,543
Designer Brands, Inc., Class A 8,875 25,027
*Destination XL Group, Inc. 12,129 15,768
Dick's Sporting Goods, Inc. 15,481 3,274,386
#Dillard's, Inc., Class A 917 428,175
Dine Brands Global, Inc. 3,136 70,905
Domino's Pizza, Inc. 8,844 4,096,629
*DoorDash, Inc., Class A 96,024 24,030,006
*Dorman Products, Inc. 7,216 870,394
*DraftKings, Inc. 122,433 5,514,382
#*Dream Finders Homes, Inc.,
Class A 7,225 182,937
*Duolingo, Inc. 10,171 3,524,760
*Dutch Bros, Inc., Class A 33,093 1,961,422
eBay, Inc. 123,162 11,300,113
*El Pollo Loco Holdings, Inc. 3,290 33,887
Ethan Allen Interiors, Inc. 8,092 240,899
#*Etsy, Inc. 26,315 1,533,375
*European Wax Center, Inc.,
Class A 7,691 35,994
Expedia Group, Inc. 33,060 5,958,073
*Figs, Inc., Class A 26,388 171,522
#*First Watch Restaurant Group,
Inc. 10,738 185,660
*Five Below, Inc. 14,225 1,941,997
Flanigan's Enterprises, Inc. 313 10,016
Flexsteel Industries, Inc. 186 6,326
*Floor & Decor Holdings, Inc.,
Class A 26,781 2,052,496
*Flutter Entertainment PLC, Class
DI 42,812 12,940,355
#*Foot Locker, Inc. 25,767 645,206
Ford Motor Co. 1,050,813 11,632,500
*Fox Factory Holding Corp. 7,802 236,947
*Frontdoor, Inc. 10,965 641,452
*Funko, Inc., Class A 14,799 56,828
#*GameStop Corp., Class A 104,466 2,345,262
Gap, Inc. (The) 82,671 1,608,778
Garmin, Ltd. 42,733 9,348,271
Garrett Motion, Inc. 26,652 347,542
General Motors Co. 259,693 13,852,025
*Genesco, Inc. 2,375 57,142
Gentex Corp. 53,166 1,404,646
*Gentherm, Inc. 7,214 231,137
Genuine Parts Co. 37,191 4,793,176
*G-III Apparel Group, Ltd. 12,184 287,542
#*Global Business Travel Group I 20,386 131,082
Golden Entertainment, Inc. 3,497 98,336
*Good Times Restaurants, Inc. 4,315 6,170
*Goodyear Tire & Rubber Co.
(The) 58,446 600,825
Graham Holdings Co., Class B 806 769,069
*Grand Canyon Education, Inc. 7,422 1,251,572
*Green Brick Partners, Inc. 9,519 589,607
Group 1 Automotive, Inc. 3,377 1,391,831
#*Groupon, Inc. 236 7,278
#Guess?, Inc. 5,581 72,553
H&R Block, Inc. 34,695 1,885,326
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Hamilton Beach Brands Holding
Co., Class A 265 $ 4,126
*Hanesbrands, Inc. 106,529 435,704
Harley-Davidson, Inc. 29,873 726,810
Hasbro, Inc. 35,190 2,644,880
Haverty Furniture Cos., Inc. 2,060 42,498
*Helen of Troy, Ltd. 2,399 52,730
*Hilton Grand Vacations, Inc. 18,120 812,138
Hilton Worldwide Holdings, Inc. 64,240 17,221,459
*Holley, Inc. 6,608 13,745
Home Depot, Inc. (The) 268,574 98,703,631
Hooker Furnishings Corp. 3,546 33,510
*Hovnanian Enterprises, Inc.,
Class A 1,288 153,877
#Hyatt Hotels Corp., Class A 11,909 1,678,812
#Installed Building Products, Inc. 6,105 1,234,980
#*iRobot Corp. 6,084 25,614
J Jill, Inc. 226 3,544
JAKKS Pacific, Inc. 1,034 18,312
Johnson Outdoors, Inc., Class A 1,187 39,408
KB Home 14,443 798,120
Kohl's Corp. 24,525 265,851
Kontoor Brands, Inc. 14,436 803,508
#Krispy Kreme, Inc. 18,810 68,092
#*Kura Sushi USA, Inc., Class A 1,410 123,713
#Lakeland Industries, Inc. 1,000 13,910
#*Lands' End, Inc. 1,303 15,284
Las Vegas Sands Corp. 92,572 4,850,773
*Latham Group, Inc. 7,691 52,145
*Laureate Education, Inc. 34,845 787,497
#La-Z-Boy, Inc. 13,010 467,970
LCI Industries 7,434 706,230
Lear Corp. 14,677 1,383,894
*Legacy Housing Corp. 2,087 46,707
Leggett & Platt, Inc. 45,556 435,060
#Lennar Corp., Class A 60,486 6,785,319
#Lennar Corp., Class B 2,757 295,495
#*Leslie's, Inc. 6,854 2,543
Levi Strauss & Co., Class A 24,592 484,216
*LGI Homes, Inc. 4,591 244,563
*Life Time Group Holdings, Inc. 24,236 696,058
#Lifetime Brands, Inc. 300 1,320
#*Light & Wonder, Inc. 19,851 1,912,048
*Lincoln Educational Services
Corp. 4,549 104,036
*Lindblad Expeditions Holdings,
Inc. 5,402 64,554
Lithia Motors, Inc. 6,965 2,005,920
LKQ Corp. 69,554 2,049,756
*Lovesac Co. (The) 2,870 51,689
Lowe's Cos., Inc. 150,995 33,757,952
#*Lucid Group, Inc. 146,637 360,727
#Lucky Strike Entertainment
Corp. 5,823 57,648
*Lululemon Athletica, Inc. 28,780 5,771,253
*M/I Homes, Inc. 2,750 330,522
Macy's, Inc. 80,718 1,019,468
*Malibu Boats, Inc., Class A 6,014 200,326
Marine Products Corp. 1,049 9,011

4
Dimensional U.S. Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*MarineMax, Inc. 6,075 $ 137,781
Marriott International, Inc., Class
A 62,549 16,502,303
#Marriott Vacations Worldwide
Corp. 8,213 611,622
*MasterCraft Boat Holdings, Inc. 1,758 34,000
*Mattel, Inc. 90,886 1,545,971
Matthews International Corp.,
Class A 7,369 173,098
McDonald's Corp. 192,685 57,818,988
Meritage Homes Corp. 7,400 498,316
*MGM Resorts International 46,363 1,689,931
#*Mister Car Wash, Inc. 30,414 175,641
*Mobileye Global, Inc., Class A 55,769 794,151
*Modine Manufacturing Co. 12,859 1,730,307
*Mohawk Industries, Inc. 13,784 1,578,406
Monarch Casino & Resort, Inc. 2,998 308,674
Monro, Inc. 6,286 88,601
*Motorcar Parts of America, Inc. 1,978 20,512
Movado Group, Inc. 2,287 35,471
Murphy USA, Inc. 5,242 1,900,120
Nathan's Famous, Inc. 509 48,355
*National Vision Holdings, Inc. 20,936 507,907
Newell Brands, Inc. 121,888 683,792
NIKE, Inc., Class B 321,437 24,008,130
*Norwegian Cruise Line Holdings,
Ltd. 120,130 3,070,523
*NVR, Inc. 775 5,850,855
*ODP Corp. (The) 6,648 118,600
#*Ollie's Bargain Outlet Holdings,
Inc. 15,590 2,130,062
OneSpaWorld Holdings, Ltd. 28,935 640,042
#*OneWater Marine, Inc. 2,070 31,754
*O'Reilly Automotive, Inc. 230,037 22,617,238
#Oxford Industries, Inc. 5,323 203,232
Papa John's International, Inc. 11,436 485,001
#Patrick Industries, Inc. 8,346 811,565
*Penn Entertainment, Inc. 34,642 625,635
Penske Automotive Group, Inc. 5,366 898,322
Perdoceo Education Corp. 16,861 485,260
*Petco Health & Wellness Co.,
Inc. 23,514 70,777
#*PetMed Express, Inc. 2,200 6,864
Phinia, Inc. 11,950 605,865
*Planet Fitness, Inc., Class A 21,755 2,375,428
#Polaris, Inc. 9,292 491,640
Pool Corp. 9,880 3,044,423
#*Portillo's, Inc., Class A 15,764 157,009
#*Potbelly Corp. 8,551 102,869
PulteGroup, Inc. 54,759 6,183,386
*Pursuit Attractions and
Hospitality, Inc. 6,016 181,924
#PVH Corp. 12,773 937,794
#*QuantumScape Corp. 74,454 640,304
Ralph Lauren Corp. 10,111 3,020,661
#RCI Hospitality Holdings, Inc. 1,000 35,830
Red Rock Resorts, Inc., Class A 11,574 710,065
#*Revolve Group, Inc. 13,819 286,744
#*RH 3,852 792,048
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Rivian Automotive, Inc., Class A 223,884 $ 2,881,387
Rocky Brands, Inc. 827 21,634
Ross Stores, Inc. 87,843 11,994,083
Royal Caribbean Cruises, Ltd. 69,341 22,041,424
*RumbleON, Inc., Class B 525 1,108
#*Rush Street Interactive, Inc. 11,049 222,748
*Sabre Corp. 96,359 291,968
*Sally Beauty Holdings, Inc. 29,341 285,781
*Savers Value Village, Inc. 4,403 45,835
Service Corp. International 37,456 2,858,267
*Shake Shack, Inc., Class A 12,954 1,558,884
*SharkNinja, Inc. 20,107 2,334,423
#Shoe Carnival, Inc. 4,362 89,247
Signet Jewelers, Ltd. 10,753 850,562
*Skechers USA, Inc., Class A 33,705 2,131,841
#*Sleep Number Corp. 5,542 40,623
#Smith & Wesson Brands, Inc. 8,931 71,001
*Soho House & Co., Inc. 660 4,191
#Somnigroup International, Inc. 50,418 3,649,255
Sonic Automotive, Inc., Class A 4,732 342,360
*Sonos, Inc. 29,094 314,506
*Sportsman's Warehouse
Holdings, Inc. 1,495 5,038
Standard Motor Products, Inc. 6,040 183,374
#Starbucks Corp. 305,584 27,245,869
Steven Madden, Ltd. 20,405 489,822
*Stitch Fix, Inc., Class A 22,517 106,505
*Stoneridge, Inc. 4,093 31,516
Strategic Education, Inc. 6,689 495,956
*Strattec Security Corp. 556 35,284
#*Stride, Inc. 11,591 1,486,314
Sturm Ruger & Co., Inc. 3,823 130,594
Superior Group of Cos., Inc. 2,281 22,012
#*Sweetgreen, Inc., Class A 24,986 321,820
Tandy Leather Factory, Inc. 380 1,338
Tapestry, Inc. 54,791 5,919,072
*Target Hospitality Corp. 4,102 31,134
*Taylor Morrison Home Corp. 26,331 1,560,902
*Tesla, Inc. 781,864 241,025,215
Texas Roadhouse, Inc. 17,534 3,246,069
#Thor Industries, Inc. 13,306 1,210,713
*Tile Shop Holdings, Inc. 2,588 16,330
TJX Cos., Inc. (The) 300,565 37,429,359
Toll Brothers, Inc. 26,308 3,113,815
*TopBuild Corp. 7,070 2,618,940
*Topgolf Callaway Brands Corp. 37,594 347,744
#Tractor Supply Co. 143,537 8,174,432
Travel + Leisure Co. 17,420 1,032,135
*Tri Pointe Homes, Inc. 24,043 740,524
*Udemy, Inc. 4,611 35,090
*Ulta Beauty, Inc. 12,351 6,360,889
#*Under Armour, Inc., Class A 48,620 322,837
*Under Armour, Inc., Class C 41,261 259,944
#*United Parks & Resorts, Inc. 6,867 325,015
*Universal Electronics, Inc. 282 1,712
*Universal Technical Institute, Inc. 15,970 514,553
Upbound Group, Inc. 16,250 335,319
*Urban Outfitters, Inc. 15,725 1,183,778

5
Dimensional U.S. Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Vail Resorts, Inc. 10,032 $ 1,507,408
*Valvoline, Inc. 31,736 1,118,694
#*Vera Bradley, Inc. 1,881 3,630
#VF Corp. 87,705 1,027,903
#*Victoria's Secret & Co. 19,587 368,236
*Visteon Corp. 5,807 645,448
*Warby Parker, Inc., Class A 26,558 636,064
*Wayfair, Inc., Class A 318 20,874
#Wendy's Co. (The) 53,548 527,448
Weyco Group, Inc. 454 13,202
#Whirlpool Corp. 14,215 1,180,414
Williams-Sonoma, Inc. 33,114 6,193,974
Wingstop, Inc. 6,442 2,430,824
Winmark Corp. 789 297,784
Winnebago Industries, Inc. 7,666 227,834
Wolverine World Wide, Inc. 26,651 601,780
Wyndham Hotels & Resorts, Inc. 20,103 1,728,858
Wynn Resorts, Ltd. 23,654 2,578,996
#*XPEL, Inc. 7,644 249,882
*YETI Holdings, Inc. 22,524 827,532
Yum! Brands, Inc. 73,806 10,639,135
*Zumiez, Inc. 2,741 37,579
TOTAL CONSUMER
DISCRETIONARY 1,736,684,071
CONSUMER STAPLES — (5.0%)
Albertsons Cos., Inc., Class A 100,945 1,940,163
Alico, Inc. 691 22,305
Altria Group, Inc. 452,858 28,050,025
Andersons, Inc. (The) 8,922 320,478
Archer-Daniels-Midland Co. 126,155 6,835,078
#B&G Foods, Inc. 24,039 98,560
*BellRing Brands, Inc. 33,006 1,801,467
*BJ's Wholesale Club Holdings,
Inc. 35,470 3,756,273
*Boston Beer Co., Inc. (The),
Class A 2,326 481,668
Brown-Forman Corp., Class A 8,944 256,156
#Brown-Forman Corp., Class B 44,713 1,289,970
Bunge Global SA 49,025 3,910,234
Calavo Growers, Inc. 3,751 98,651
Cal-Maine Foods, Inc. 10,118 1,124,515
Casey's General Stores, Inc. 10,136 5,272,038
*Celsius Holdings, Inc. 36,065 1,635,187
*Central Garden & Pet Co. 1,175 45,848
*Central Garden & Pet Co., Class
A 15,675 556,776
*Chefs' Warehouse, Inc. (The) 9,894 678,333
Church & Dwight Co., Inc. 66,515 6,237,112
Clorox Co. (The) 32,465 4,076,305
Coca-Cola Co. (The) 1,102,142 74,824,420
Coca-Cola Consolidated, Inc. 14,630 1,634,902
Colgate-Palmolive Co. 207,123 17,367,264
Conagra Brands, Inc. 131,616 2,403,308
Constellation Brands, Inc., Class
A 42,079 7,028,876
Costco Wholesale Corp. 119,430 112,221,205
*Coty, Inc., Class A 75,767 367,470
*Darling Ingredients, Inc. 41,009 1,327,871
Shares Value
CONSUMER STAPLES — (Continued)
Dole PLC 17,925 $ 255,252
Dollar General Corp. 59,151 6,204,940
*Dollar Tree, Inc. 50,229 5,703,503
Edgewell Personal Care Co. 14,732 371,688
*elf Beauty, Inc. 7,394 896,079
Energizer Holdings, Inc. 19,814 446,211
Estee Lauder Cos., Inc. (The) 40,940 3,821,340
#*FitLife Brands, Inc. 1,200 15,000
#Flowers Foods, Inc. 58,720 930,712
Fresh Del Monte Produce, Inc. 11,857 445,705
#*Freshpet, Inc. 12,568 858,646
General Mills, Inc. 145,568 7,129,921
#*Grocery Outlet Holding Corp. 11,652 153,457
*Hain Celestial Group, Inc. (The) 5,466 8,582
#*Herbalife, Ltd. 25,182 231,674
#Hershey Co. (The) 39,173 7,291,270
*HF Foods Group, Inc. 1,992 5,398
*Honest Co., Inc. (The) 39,935 184,100
Hormel Foods Corp. 85,154 2,391,976
Ingles Markets, Inc., Class A 4,449 279,976
Ingredion, Inc. 17,775 2,338,123
Interparfums, Inc. 5,341 644,125
J&J Snack Foods Corp. 4,153 468,832
J.M. Smucker Co. (The) 29,293 3,144,311
John B. Sanfilippo & Son, Inc. 2,309 146,183
Kellanova 4,255 339,677
Kenvue, Inc. 529,953 11,362,192
Keurig Dr Pepper, Inc. 349,069 11,397,103
Kimberly-Clark Corp. 89,187 11,114,484
Kraft Heinz Co. (The) 240,559 6,605,750
Kroger Co. (The) 169,856 11,906,906
#Lamb Weston Holdings, Inc. 24,061 1,373,161
#Lifevantage Corp. 16,797 210,802
Limoneira Co. 2,209 32,428
*Mama's Creations, Inc. 2,361 19,502
#*Maplebear, Inc. 41,679 1,999,342
Marzetti Co. (The) 5,771 1,025,853
McCormick & Co., Inc. 71,518 5,051,316
McCormick & Co., Inc. 1,214 85,878
#*Medifast, Inc. 2,079 28,628
MGP Ingredients, Inc. 3,037 85,886
*Mission Produce, Inc. 11,481 141,676
#Molson Coors Beverage Co.,
Class B 45,933 2,237,856
Mondelez International, Inc.,
Class A 351,712 22,752,249
*Monster Beverage Corp. 195,864 11,507,010
*National Beverage Corp. 6,720 307,910
*Natural Alternatives International,
Inc. 709 2,588
Natural Grocers by Vitamin
Cottage, Inc. 2,126 80,554
Natural Health Trends Corp. 1,816 8,463
*Nature's Sunshine Products, Inc. 2,033 28,482
Nu Skin Enterprises, Inc., Class A 8,303 69,579
Oil-Dri Corp. of America 1,282 72,305
*Olaplex Holdings, Inc. 4,256 5,916
PepsiCo, Inc. 369,298 50,933,580

6
Dimensional U.S. Equity Market ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
*Performance Food Group Co. 42,538 $ 4,270,815
Philip Morris International, Inc. 419,147 68,761,065
#Pilgrim's Pride Corp. 14,423 683,506
*Post Holdings, Inc. 11,798 1,248,346
PriceSmart, Inc. 7,229 777,117
Primo Brands Corp. 3,273 90,368
Procter & Gamble Co. (The) 634,510 95,474,720
Reynolds Consumer Products,
Inc. 13,457 302,648
Seaboard Corp. 75 237,538
*Seneca Foods Corp., Class A 1,066 111,642
*Seneca Foods Corp., Class B 224 23,901
*Simply Good Foods Co. (The) 25,083 764,028
SpartanNash Co. 7,999 212,293
Spectrum Brands Holdings, Inc. 6,513 348,511
*Sprouts Farmers Market, Inc. 30,370 4,602,270
Sysco Corp. 130,428 10,382,069
Target Corp. 115,716 11,629,458
#The Campbell's Company 51,634 1,648,157
#Tootsie Roll Industries, Inc. 2,901 110,035
*TreeHouse Foods, Inc. 18,780 360,952
Turning Point Brands, Inc. 5,206 431,786
Tyson Foods, Inc., Class A 79,345 4,149,743
*United Natural Foods, Inc. 22,330 617,201
Universal Corp. 7,668 417,676
*US Foods Holding Corp. 62,099 5,174,710
*USANA Health Sciences, Inc. 1,784 52,432
Utz Brands, Inc. 21,495 280,080
Village Super Market, Inc., Class
A 1,073 36,911
*Vita Coco Co., Inc. (The) 11,079 390,646
#*Vital Farms, Inc. 9,089 338,111
Walmart, Inc. 1,187,568 116,357,913
WD-40 Co. 3,704 794,138
#Weis Markets, Inc. 5,219 377,908
#WK Kellogg Co. 22,459 517,680
TOTAL CONSUMER STAPLES 812,792,912
ENERGY — (3.1%)
*Amplify Energy Corp. 4,741 18,016
Antero Midstream Corp. 106,896 1,961,542
*Antero Resources Corp. 82,922 2,896,465
#APA Corp. 66,972 1,291,890
Archrock, Inc. 43,292 1,011,301
Ardmore Shipping Corp. 17,197 187,103
Aris Water Solutions, Inc., Class
A 10,800 229,716
#Atlas Energy Solutions, Inc. 12,478 162,214
Baker Hughes Co. 265,319 11,952,621
Berry Corp. 11,329 34,214
*Bristow Group, Inc. 6,137 212,156
Cactus, Inc., Class A 17,346 733,909
California Resources Corp. 8,672 417,817
#*Centrus Energy Corp., Class A 7,580 1,632,732
Cheniere Energy, Inc. 59,557 14,048,305
Chevron Corp. 528,919 80,205,277
Chord Energy Corp. 1,588 175,204
Civitas Resources, Inc. 24,140 732,890
*Clean Energy Fuels Corp. 115,818 235,111
Shares Value
ENERGY — (Continued)
*CNX Resources Corp. 37,786 $ 1,145,294
#*Comstock Resources, Inc. 21,913 391,585
ConocoPhillips 338,590 32,281,171
#Core Laboratories, Inc. 14,057 153,784
Core Natural Resources, Inc. 14,538 1,073,050
Coterra Energy, Inc. 206,592 5,038,779
Crescent Energy Co., Class A 54,976 507,978
CVR Energy, Inc. 6,547 175,329
Delek US Holdings, Inc. 12,029 269,089
Devon Energy Corp. 158,789 5,274,971
DHT Holdings, Inc. 36,006 399,307
Diamondback Energy, Inc. 50,598 7,521,899
*DMC Global, Inc. 2,687 21,738
Dorian LPG, Ltd. 10,781 310,385
DT Midstream, Inc. 26,512 2,723,578
EOG Resources, Inc. 146,522 17,585,570
Epsilon Energy, Ltd. 3,586 22,412
EQT Corp. 152,087 8,174,676
Evolution Petroleum Corp. 4,996 24,131
Excelerate Energy, Inc., Class A 7,722 198,147
Expand Energy Corp. 58,118 6,089,604
*Expro Group Holdings NV 19,402 209,154
Exxon Mobil Corp. 1,163,988 129,947,620
*Forum Energy Technologies, Inc. 1,101 21,701
FutureFuel Corp. 2,326 9,420
#*Geospace Technologies Corp. 19,431 314,976
Granite Ridge Resources, Inc. 7,177 37,249
*Green Plains, Inc. 9,722 80,401
*Gulf Island Fabrication, Inc. 3,010 20,227
*Gulfport Energy Corp. 4,503 784,107
Halliburton Co. 175,218 3,924,883
*Helix Energy Solutions Group,
Inc. 45,793 271,552
Helmerich & Payne, Inc. 26,511 429,743
HF Sinclair Corp. 33,233 1,460,258
HighPeak Energy, Inc. 1,559 15,543
*Innovex International, Inc. 8,765 143,921
International Seaways, Inc. 10,344 412,726
Kinder Morgan, Inc. 540,900 15,177,654
#Kinetik Holdings, Inc. 10,825 469,588
Kodiak Gas Services, Inc. 12,954 418,803
*Kosmos Energy, Ltd. 85,040 182,836
Liberty Energy, Inc. 43,119 532,088
#Magnolia Oil & Gas Corp., Class
A 59,418 1,415,337
*Mammoth Energy Services, Inc. 700 1,820
Marathon Petroleum Corp. 84,063 14,306,682
Matador Resources Co. 31,758 1,584,089
Murphy Oil Corp. 33,838 839,521
#*Nabors Industries, Ltd. 1,466 50,987
NACCO Industries, Inc., Class A 287 10,883
*Natural Gas Services Group, Inc. 1,044 25,150
#*New Fortress Energy, Inc. 11,188 30,487
Noble Corp. PLC 25,798 691,644
#Nordic American Tankers, Ltd. 36,571 102,033
#Northern Oil & Gas, Inc. 20,306 571,817
#NOV, Inc. 98,157 1,234,815
Occidental Petroleum Corp. 177,240 7,787,926

7
Dimensional U.S. Equity Market ETF
continued
Shares Value
ENERGY — (Continued)
*Oceaneering International, Inc. 27,036 $ 586,681
*Oil States International, Inc. 8,820 44,012
ONEOK, Inc. 168,771 13,857,787
Ovintiv, Inc. 69,492 2,861,681
*Par Pacific Holdings, Inc. 8,887 278,874
Patterson-UTI Energy, Inc. 98,112 579,842
PBF Energy, Inc., Class A 19,454 439,660
Peabody Energy Corp. 30,555 493,463
Permian Resources Corp. 158,849 2,249,302
Phillips 66 109,955 13,588,239
*PrimeEnergy Resources Corp. 31 5,226
#*ProFrac Holding Corp., Class A 639 4,486
*ProPetro Holding Corp. 21,088 113,032
Range Resources Corp. 63,358 2,326,506
Ranger Energy Services, Inc. 1,936 25,923
*REX American Resources Corp. 3,603 188,365
Riley Exploration Permian, Inc. 1,063 27,893
#RPC, Inc. 18,843 87,620
SandRidge Energy, Inc. 5,395 56,054
Schlumberger NV 386,791 13,073,536
Scorpio Tankers, Inc. 10,107 456,937
*SEACOR Marine Holdings, Inc. 3,454 17,270
*Seadrill, Ltd. 16,946 494,145
Select Water Solutions, Inc. 28,100 270,603
#SFL Corp., Ltd. 30,345 278,567
Sitio Royalties Corp., Class A 24,207 439,841
SM Energy Co. 31,600 871,844
#Solaris Energy Infrastructure,
Inc. 5,100 166,617
*Talos Energy, Inc. 32,516 278,012
Targa Resources Corp. 58,455 9,727,497
TechnipFMC PLC 110,426 4,016,194
Teekay Corp., Ltd. 18,622 134,078
#Teekay Tankers, Ltd., Class A 6,105 258,547
*TETRA Technologies, Inc. 17,584 72,094
#Texas Pacific Land Corp. 5,260 5,092,364
#*Tidewater, Inc. 11,815 590,868
#*Transocean, Ltd. 129,517 378,190
#*Uranium Energy Corp. 99,454 862,266
VAALCO Energy, Inc. 21,264 79,102
#*Valaris, Ltd. 14,303 695,555
Valero Energy Corp. 83,972 11,530,195
#*Vital Energy, Inc. 7,213 134,811
#Vitesse Energy, Inc. 8,398 200,964
Weatherford International PLC 15,984 903,895
Williams Cos., Inc. (The) 328,963 19,721,332
World Kinect Corp. 17,932 489,006
TOTAL ENERGY 500,087,577
FINANCIALS — (14.3%)
1st Source Corp. 5,633 336,966
*Acacia Research Corp. 4,436 15,703
Acadian Asset Management, Inc. 7,606 317,855
ACNB Corp. 2,351 98,977
Affiliated Managers Group, Inc. 7,450 1,563,531
#Affinity Bancshares, Inc. 142 2,698
*Affirm Holdings, Inc. 66,838 4,582,413
Aflac, Inc. 138,379 13,749,337
Alerus Financial Corp. 3,830 80,966
Shares Value
FINANCIALS — (Continued)
Allstate Corp. (The) 71,482 $ 14,528,716
Ally Financial, Inc. 75,783 2,868,387
Amalgamated Financial Corp. 4,608 133,586
*Ambac Financial Group, Inc. 10,640 89,376
Amerant Bancorp, Inc. 12,244 236,309
American Coastal Insurance
Corp. 4,888 50,884
American Express Co. 151,080 45,219,755
American Financial Group, Inc. 17,873 2,232,338
American International Group,
Inc. 175,957 13,659,542
Ameriprise Financial, Inc. 25,601 13,266,182
Ameris Bancorp 16,909 1,155,730
AMERISAFE, Inc. 5,420 242,708
Ames National Corp. 1,511 27,274
Aon PLC, Class A 52,262 18,590,116
#Apollo Global Management, Inc. 108,945 15,831,887
Arch Capital Group, Ltd. 100,131 8,617,274
#Ares Management Corp., Class
A 55,052 10,213,798
Arrow Financial Corp. 3,532 94,658
Arthur J. Gallagher & Co. 72,772 20,903,757
#Artisan Partners Asset
Management, Inc., Class A 23,787 1,076,362
Associated Banc-Corp. 44,612 1,103,701
Assurant, Inc. 13,541 2,536,229
Assured Guaranty, Ltd. 12,447 1,052,767
Atlantic Union Bankshares Corp. 37,066 1,174,992
*Atlanticus Holdings Corp. 879 43,625
Auburn National Bancorp, Inc. 500 13,980
*AvidXchange Holdings, Inc. 38,870 383,258
Axis Capital Holdings, Ltd. 20,164 1,892,190
*Axos Financial, Inc. 13,983 1,207,432
#*Baldwin Insurance Group, Inc.
(The) 21,016 774,229
Banc of California, Inc. 36,683 532,637
BancFirst Corp. 5,479 682,245
*Bancorp, Inc. (The) 12,702 802,258
Bank First Corp. 2,451 291,228
Bank of America Corp. 1,930,248 91,242,823
Bank of Hawaii Corp. 10,473 648,069
Bank of Marin Bancorp 4,029 91,257
Bank of New York Mellon Corp.
(The) 193,242 19,604,401
Bank of NT Butterfield & Son, Ltd.
(The) 11,921 542,525
Bank of the James Financial
Group, Inc. 356 4,877
Bank OZK 28,637 1,411,804
Bank7 Corp. 292 12,933
BankFinancial Corp. 2,012 22,373
BankUnited, Inc. 21,243 774,732
Bankwell Financial Group, Inc. 1,302 51,950
Banner Corp. 9,836 610,570
Bar Harbor Bankshares 3,307 96,035
BayCom Corp. 2,215 59,827
BCB Bancorp, Inc. 1,186 9,915
*Berkshire Hathaway, Inc., Class
B 497,202 234,619,680

8
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Berkshire Hills Bancorp, Inc. 15,493 $ 381,747
#BGC Group, Inc., Class A 91,400 847,278
Blackrock, Inc. 39,932 44,165,191
Blackstone, Inc. 196,009 33,901,717
*Block, Inc. 147,788 11,418,101
*Blue Foundry Bancorp 2,647 22,632
BOK Financial Corp. 5,866 595,575
Bread Financial Holdings, Inc. 12,473 764,595
Bridge Investment Group
Holdings, Inc., Class A 4,133 42,322
*Bridgewater Bancshares, Inc. 2,468 38,402
*Brighthouse Financial, Inc. 16,992 813,067
Brookline Bancorp, Inc. 26,491 273,387
Brown & Brown, Inc. 81,239 7,422,807
Burke & Herbert Financial
Services Corp. 828 48,016
Business First Bancshares, Inc. 7,153 169,884
Byline Bancorp, Inc. 7,976 209,769
C&F Financial Corp. 424 27,072
Cadence Bank 48,301 1,683,290
*California Bancorp 998 14,960
Camden National Corp. 4,303 162,266
#*Cantaloupe, Inc. 9,662 106,958
Capital Bancorp, Inc. 1,030 32,424
Capital City Bank Group, Inc. 2,884 114,178
Capital One Financial Corp. 176,151 37,872,465
Capitol Federal Financial, Inc. 42,684 256,958
Carlyle Group, Inc. (The) 65,228 3,956,730
*Carter Bankshares, Inc. 3,430 59,613
Cass Information Systems, Inc. 4,924 197,009
Cathay General Bancorp 17,934 810,975
Cboe Global Markets, Inc. 28,848 6,953,522
Central Pacific Financial Corp. 9,040 241,006
CF Bankshares, Inc. 36 850
Charles Schwab Corp. (The) 467,606 45,699,134
Chemung Financial Corp. 931 47,109
#ChoiceOne Financial Services,
Inc. 3,519 103,459
Chubb, Ltd. 104,631 27,836,031
Cincinnati Financial Corp. 42,822 6,316,673
Citigroup, Inc. 504,183 47,241,947
Citizens & Northern Corp. 609 11,583
Citizens Community Bancorp, Inc. 600 8,844
Citizens Financial Group, Inc. 118,363 5,648,282
Citizens Financial Services, Inc. 601 32,268
#*Citizens, Inc. 4,015 15,337
City Holding Co. 4,113 502,197
Civista Bancshares, Inc. 2,160 42,055
CME Group, Inc. 100,236 27,893,674
CNB Financial Corp. 6,092 139,811
CNO Financial Group, Inc. 26,184 964,619
*Coastal Financial Corp. 3,962 381,144
#Cohen & Steers, Inc. 7,321 538,533
*Coinbase Global, Inc., Class A 53,501 20,210,538
Colony Bankcorp, Inc. 1,803 29,551
Columbia Banking System, Inc. 54,384 1,294,339
*Columbia Financial, Inc. 6,760 97,276
Comerica, Inc. 37,738 2,549,957
Shares Value
FINANCIALS — (Continued)
Commerce Bancshares, Inc. 33,945 $ 2,077,434
Community Financial System, Inc. 14,582 768,471
Community Trust Bancorp, Inc. 5,172 279,185
Community West Bancshares 3,144 60,522
ConnectOne Bancorp, Inc. 12,082 278,248
*Consumer Portfolio Services,
Inc. 1,025 8,097
Corebridge Financial, Inc. 76,309 2,713,548
*Corpay, Inc. 17,747 5,733,168
Crawford & Co., Class A 3,717 35,572
Crawford & Co., Class B 1,800 16,578
#*Credit Acceptance Corp. 1,652 809,943
#Cullen/Frost Bankers, Inc. 16,320 2,079,331
*Customers Bancorp, Inc. 8,675 553,031
CVB Financial Corp. 34,935 652,935
*Dave, Inc. 2,398 565,448
Diamond Hill Investment Group,
Inc. 388 52,601
DigitalBridge Group, Inc. 49,438 530,964
Dime Community Bancshares,
Inc. 13,100 363,001
Donegal Group, Inc., Class A 5,057 86,728
*Donnelley Financial Solutions,
Inc. 6,885 364,630
Eagle Bancorp Montana, Inc. 856 13,799
Eagle Bancorp, Inc. 7,929 127,578
East West Bancorp, Inc. 36,221 3,631,155
Eastern Bankshares, Inc. 49,956 771,820
*eHealth, Inc. 2,180 7,412
Employers Holdings, Inc. 8,289 342,170
Enact Holdings, Inc. 5,801 201,643
*Encore Capital Group, Inc. 6,832 251,964
*Enova International, Inc. 6,828 713,936
Enterprise Financial Services
Corp. 10,446 576,515
Equitable Holdings, Inc. 82,311 4,226,670
Equity Bancshares, Inc., Class A 3,637 136,678
#Erie Indemnity Co., Class A 6,668 2,375,408
#Esquire Financial Holdings, Inc. 1,683 161,366
Essent Group, Ltd. 27,295 1,528,247
*Euronet Worldwide, Inc. 10,459 1,016,406
Evercore, Inc. 9,856 2,968,036
Everest Group, Ltd. 11,532 3,872,446
EVERTEC, Inc. 16,996 614,405
*EZCORP, Inc., Class A 18,180 260,338
F&G Annuities & Life, Inc. 4,265 136,096
FactSet Research Systems, Inc. 10,282 4,142,618
Farmers & Merchants Bancorp,
Inc. 1,955 46,940
Farmers National Banc Corp. 8,314 112,572
FB Financial Corp. 11,791 574,929
Federal Agricultural Mortgage
Corp., Class C 2,628 452,726
Federated Hermes, Inc. 21,037 1,042,804
Fidelis Insurance Holdings, Ltd. 21,755 328,718
Fidelity D&D Bancorp, Inc. 438 17,713
Fidelity National Financial, Inc. 68,560 3,868,841
Fidelity National Information
Services, Inc. 142,017 11,277,570

9
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Fifth Third Bancorp 175,552 $ 7,297,697
Financial Institutions, Inc. 5,136 130,917
#*Finwise Bancorp 1,421 25,393
First American Financial Corp. 26,862 1,613,063
First Bancorp 42,591 887,171
First Bancorp 11,174 559,706
First Bancorp, Inc. (The) 543 13,689
First Bank 2,858 42,584
First Busey Corp. 25,142 561,169
First Business Financial Services,
Inc. 1,132 53,906
First Capital, Inc. 430 15,274
#First Citizens BancShares, Inc.,
Class A 2,420 4,827,319
First Commonwealth Financial
Corp. 33,887 559,474
First Community Bankshares, Inc. 4,124 150,526
First Community Corp. 579 14,345
First Financial Bancorp 28,062 680,223
First Financial Bankshares, Inc. 29,670 1,027,175
First Financial Corp. 3,150 168,682
*First Foundation, Inc. 14,748 71,823
First Hawaiian, Inc. 33,188 804,809
First Horizon Corp. 137,657 3,002,299
First Internet Bancorp 1,172 25,702
First Interstate BancSystem, Inc.,
Class A 25,397 731,180
First Merchants Corp. 16,314 621,890
First Mid Bancshares, Inc. 5,928 225,086
#First National Corp. 116 2,506
First United Corp. 555 18,243
FirstCash Holdings, Inc. 10,336 1,377,685
*Firstsun Capital Bancorp 1,279 45,468
*Fiserv, Inc. 148,664 20,655,376
Five Star Bancorp 2,842 85,516
#Flagstar Financial, Inc. 84,290 951,634
Flushing Financial Corp. 6,656 79,805
*Flywire Corp. 25,431 276,944
FNB Corp. 93,337 1,429,923
Franklin Financial Services Corp. 327 13,145
Franklin Resources, Inc. 76,469 1,835,256
FS Bancorp, Inc. 1,031 40,302
Fulton Financial Corp. 48,164 864,544
FVCBankcorp, Inc. 761 9,748
#GCM Grosvenor, Inc., Class A 7,831 92,327
*Genworth Financial, Inc. 108,743 854,720
German American Bancorp, Inc. 10,380 398,800
Glacier Bancorp, Inc. 28,891 1,266,293
Global Payments, Inc. 66,888 5,347,696
Globe Life, Inc. 22,244 3,124,615
Goldman Sachs Group, Inc. (The) 82,472 59,675,914
Goosehead Insurance, Inc., Class
A 8,057 732,462
Great Southern Bancorp, Inc. 2,054 116,955
*Green Dot Corp., Class A 13,920 140,870
Greene County Bancorp, Inc. 869 20,587
*Greenlight Capital Re, Ltd.,
Class A 6,000 78,000
Guaranty Bancshares, Inc. 1,138 49,628
Shares Value
FINANCIALS — (Continued)
*Hamilton Insurance Group, Ltd.,
Class B 12,267 $ 263,618
#Hamilton Lane, Inc., Class A 11,171 1,701,343
Hancock Whitney Corp. 22,132 1,321,723
Hanmi Financial Corp. 9,468 215,965
Hanover Insurance Group, Inc.
(The) 9,377 1,609,374
HarborOne Bancorp, Inc. 10,693 126,498
Hartford Insurance Group, Inc.
(The) 77,116 9,592,459
HBT Financial, Inc. 2,774 68,989
HCI Group, Inc. 2,391 334,836
Heritage Commerce Corp. 16,019 148,176
Heritage Financial Corp. 9,457 213,161
*Heritage Insurance Holdings, Inc. 5,408 114,055
Hilltop Holdings, Inc. 10,005 296,148
#Hingham Institution For Savings
(The) 128 31,345
*Hippo Holdings, Inc. 8,212 212,198
Home Bancorp, Inc. 1,121 58,617
Home BancShares, Inc. 48,862 1,375,954
Home Federal Bancorp, Inc. of
Louisiana 531 7,041
*HomeStreet, Inc. 2,186 28,593
HomeTrust Bancshares, Inc. 4,242 164,844
Hope Bancorp, Inc. 37,503 374,655
Horace Mann Educators Corp. 12,622 536,814
Horizon Bancorp, Inc. 12,282 190,248
Houlihan Lokey, Inc. 14,237 2,714,426
Huntington Bancshares, Inc. 394,827 6,487,008
Independent Bank Corp. 12,270 779,758
Independent Bank Corp. 4,925 150,459
Interactive Brokers Group, Inc. 115,749 7,588,504
Intercontinental Exchange, Inc. 155,675 28,773,410
International Bancshares Corp. 15,304 1,043,427
*International Money Express,
Inc. 6,536 58,759
Invesco, Ltd. 92,516 1,943,761
Investar Holding Corp. 1,645 35,696
Investors Title Co. 257 54,284
Jack Henry & Associates, Inc. 19,616 3,331,091
Jackson Financial, Inc., Class A 18,823 1,648,142
Janus Henderson Group PLC 34,432 1,490,906
Jefferies Financial Group, Inc. 43,094 2,484,800
JPMorgan Chase & Co. 749,607 222,063,578
Kearny Financial Corp. 9,199 54,550
Kemper Corp. 16,966 1,044,936
KeyCorp 257,281 4,610,476
*Kingstone Cos., Inc. 6,956 114,009
#Kinsale Capital Group, Inc. 5,893 2,596,986
KKR & Co., Inc. 173,156 25,381,206
Lakeland Financial Corp. 7,662 485,541
Landmark Bancorp, Inc. 473 11,489
Lazard, Inc. 30,918 1,607,118
LCNB Corp. 1,014 14,967
#*Lemonade, Inc. 6,842 257,807
*LendingClub Corp. 37,284 581,258
*LendingTree, Inc. 3,555 165,947
Lincoln National Corp. 46,269 1,763,312

10
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Live Oak Bancshares, Inc. 10,688 $ 337,848
Loews Corp. 48,388 4,381,050
LPL Financial Holdings, Inc. 21,204 8,391,059
#M&T Bank Corp. 43,733 8,252,417
Magyar Bancorp, Inc. 1,150 19,412
#MainStreet Bancshares, Inc. 695 14,039
*Markel Group, Inc. 3,364 6,755,888
MarketAxess Holdings, Inc. 10,091 2,073,700
*Marqeta, Inc., Class A 114,860 654,702
Marsh & McLennan Cos., Inc. 134,183 26,729,254
Mastercard, Inc., Class A 218,182 123,593,558
Mercantile Bank Corp. 5,079 232,059
Merchants Bancorp 6,930 203,049
Mercury General Corp. 8,352 578,376
Meridian Corp. 1,591 23,435
MetLife, Inc. 153,504 11,658,629
Metrocity Bankshares, Inc. 3,252 89,755
Metropolitan Bank Holding Corp. 2,403 169,508
MGIC Investment Corp. 62,195 1,610,850
Mid Penn Bancorp, Inc. 2,439 66,951
Middlefield Banc Corp. 318 8,856
Midland States Bancorp, Inc. 5,490 93,110
MidWestOne Financial Group,
Inc. 5,795 159,594
Moelis & Co., Class A 22,858 1,603,260
Moody's Corp. 43,649 22,511,099
Morgan Stanley 324,628 46,246,505
Morningstar, Inc. 7,191 1,988,024
*Mr. Cooper Group, Inc. 5,941 925,133
MSCI, Inc. 20,874 11,717,829
MVB Financial Corp. 2,685 61,057
Nasdaq, Inc. 119,454 11,493,864
National Bank Holdings Corp.,
Class A 11,664 432,268
National Bankshares, Inc. 365 10,132
Navient Corp. 24,760 320,394
NBT Bancorp, Inc. 14,747 610,231
*NCR Atleos Corp. 19,631 600,709
Nelnet, Inc., Class A 3,140 391,778
*NerdWallet, Inc., Class A 6,770 71,694
*NI Holdings, Inc. 1,051 13,390
Nicolet Bankshares, Inc. 4,030 519,870
*NMI Holdings, Inc. 21,956 819,398
Northeast Bank 1,958 194,175
Northeast Community Bancorp,
Inc. 1,548 31,982
Northern Trust Corp. 55,417 7,204,210
Northfield Bancorp, Inc. 7,857 83,677
Northrim Bancorp, Inc. 1,089 90,964
Northwest Bancshares, Inc. 43,995 514,741
Norwood Financial Corp. 539 13,065
Oak Valley Bancorp 584 15,564
OceanFirst Financial Corp. 18,769 314,944
OFG Bancorp 12,763 543,959
Old National Bancorp 96,349 2,033,927
Old Point Financial Corp. 440 17,666
Old Republic International Corp. 62,810 2,271,838
Old Second Bancorp, Inc. 15,356 260,591
Shares Value
FINANCIALS — (Continued)
OneMain Holdings, Inc. 31,751 $ 1,834,890
*Onity Group, Inc. 840 31,685
OP Bancorp 923 11,814
*Open Lending Corp. 38,805 84,983
Oppenheimer Holdings, Inc.,
Class A 765 57,995
Orange County Bancorp, Inc. 1,338 33,437
Origin Bancorp, Inc. 8,820 322,371
Orrstown Financial Services, Inc. 2,956 97,134
#*Oscar Health, Inc., Class A 36,379 511,125
Pacific Premier Bancorp, Inc. 26,151 566,692
*Palomar Holdings, Inc. 6,979 924,648
Park National Corp. 3,678 595,358
Parke Bancorp, Inc. 757 15,632
Pathward Financial, Inc. 6,431 486,344
*Paymentus Holdings, Inc., Class
A 5,228 145,757
*Payoneer Global, Inc. 89,613 588,757
*PayPal Holdings, Inc. 247,681 17,030,546
#*Paysafe, Ltd. 7,600 92,340
PCB Bancorp 1,365 27,901
Peapack-Gladstone Financial
Corp. 4,261 108,570
PennyMac Financial Services,
Inc. 8,014 746,424
Peoples Bancorp of North
Carolina, Inc. 417 11,972
Peoples Bancorp, Inc. 11,968 342,763
Peoples Financial Services Corp. 1,617 78,764
Perella Weinberg Partners 5,174 103,170
Pinnacle Financial Partners, Inc. 20,709 1,820,114
*Pioneer Bancorp, Inc. 300 3,681
Piper Sandler Cos. 4,599 1,450,157
#PJT Partners, Inc., Class A 6,578 1,174,962
Plumas Bancorp 207 8,541
PNC Financial Services Group,
Inc. (The) 106,869 20,333,965
*Ponce Financial Group, Inc. 2,506 35,209
Popular, Inc. 18,281 2,094,637
*PRA Group, Inc. 10,452 158,870
Preferred Bank 3,639 330,494
Primerica, Inc. 9,134 2,426,264
Primis Financial Corp. 2,072 23,186
Princeton Bancorp, Inc. 428 12,921
Principal Financial Group, Inc. 59,705 4,646,840
*Priority Technology Holdings,
Inc. 200 1,370
*ProAssurance Corp. 13,624 323,706
PROG Holdings, Inc. 11,993 381,857
Progressive Corp. (The) 158,073 38,259,989
Prosperity Bancshares, Inc. 25,230 1,680,823
*Provident Bancorp, Inc. 1,474 17,998
Provident Financial Services, Inc. 36,319 661,732
Prudential Financial, Inc. 94,360 9,773,809
QCR Holdings, Inc. 5,337 378,927
Radian Group, Inc. 25,564 833,642
Raymond James Financial, Inc. 51,066 8,534,661
RBB Bancorp 4,419 80,028
Red River Bancshares, Inc. 1,323 79,605

11
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Regional Management Corp. 1,208 $ 40,154
Regions Financial Corp. 245,406 6,216,134
Reinsurance Group of America,
Inc. 17,646 3,395,973
*Remitly Global, Inc. 42,950 708,675
RenaissanceRe Holdings, Ltd. 13,119 3,197,625
Renasant Corp. 28,664 1,050,249
*Repay Holdings Corp. 16,482 81,091
Republic Bancorp, Inc., Class A 2,035 140,130
#Richmond Mutual Bancorp, Inc. 1,806 24,995
Riverview Bancorp, Inc. 1,516 7,474
RLI Corp. 21,888 1,444,389
*Robinhood Markets, Inc., Class
A 194,176 20,009,837
#Rocket Cos., Inc., Class A 50,075 739,608
*Root, Inc., Class A 2,475 299,549
S&P Global, Inc. 85,750 47,256,825
S&T Bancorp, Inc. 12,796 468,845
Safety Insurance Group, Inc. 4,547 319,881
SB Financial Group, Inc. 732 13,769
Seacoast Banking Corp. of
Florida 19,280 543,503
*Security National Financial
Corp., Class A 1,626 13,788
SEI Investments Co. 30,180 2,659,462
Selective Insurance Group, Inc. 15,628 1,218,515
*Selectquote, Inc. 60,485 106,454
#ServisFirst Bancshares, Inc. 13,672 1,075,303
#*Sezzle, Inc. 280 43,355
#*Shift4 Payments, Inc., Class A 18,731 1,929,293
Shore Bancshares, Inc. 7,001 108,585
Sierra Bancorp 2,027 59,432
Silvercrest Asset Management
Group, Inc., Class A 745 12,188
Simmons First National Corp.,
Class A 35,264 676,011
*SiriusPoint, Ltd. 31,077 609,420
*Skyward Specialty Insurance
Group, Inc. 9,785 494,925
SLM Corp. 52,984 1,684,891
SmartFinancial, Inc. 2,353 80,614
#*SoFi Technologies, Inc. 279,352 6,307,768
Sound Financial Bancorp, Inc. 316 14,552
South Plains Financial, Inc. 2,006 74,443
*Southern First Bancshares, Inc. 1,776 73,811
Southern Missouri Bancorp, Inc. 2,089 112,994
Southside Bancshares, Inc. 8,105 238,611
SouthState Corp. 27,339 2,574,514
State Street Corp. 77,255 8,633,246
Stellar Bancorp, Inc. 15,230 449,742
Sterling Bancorp, Inc. 2,064 –
Stewart Information Services
Corp. 8,372 543,594
Stifel Financial Corp. 28,688 3,273,875
#Stock Yards Bancorp, Inc. 7,905 590,978
*StoneX Group, Inc. 11,309 1,099,687
Synchrony Financial 101,759 7,089,550
Synovus Financial Corp. 36,899 1,743,109
T. Rowe Price Group, Inc. 59,172 6,002,999
Shares Value
FINANCIALS — (Continued)
*Texas Capital Bancshares, Inc. 12,209 $ 1,025,190
TFS Financial Corp. 12,250 160,597
*Third Coast Bancshares, Inc. 5,010 188,626
Timberland Bancorp, Inc. 975 30,508
Tiptree, Inc. 5,568 115,703
*Toast, Inc., Class A 120,948 5,907,100
Tompkins Financial Corp. 3,341 216,096
Towne Bank 20,043 702,106
TPG, Inc. 26,003 1,483,991
Tradeweb Markets, Inc., Class A 30,566 4,234,919
Travelers Cos., Inc. (The) 61,105 15,901,965
TriCo Bancshares 9,722 399,769
*Triumph Financial, Inc. 7,187 407,647
Truist Financial Corp. 353,427 15,448,294
#*Trupanion, Inc. 7,754 367,617
TrustCo Bank Corp. 5,527 185,486
Trustmark Corp. 16,201 603,487
UMB Financial Corp. 20,352 2,238,516
United Bancorp, Inc. 803 11,290
United Bankshares, Inc. 36,216 1,286,392
United Community Banks, Inc. 33,240 1,013,820
United Fire Group, Inc. 7,588 201,461
United Security Bancshares 1,875 16,031
Unity Bancorp, Inc. 963 47,293
Universal Insurance Holdings, Inc. 9,245 218,552
Univest Financial Corp. 8,423 242,919
Unum Group 43,532 3,126,033
US Bancorp 420,789 18,918,673
US Global Investors, Inc., Class A 4,116 9,837
USCB Financial Holdings, Inc. 1,039 17,289
Valley National Bancorp 128,069 1,187,200
Value Line, Inc. 135 5,014
*Velocity Financial, Inc. 1,401 23,257
Veritex Holdings, Inc. 16,932 537,083
Victory Capital Holdings, Inc.,
Class A 12,231 842,838
Virginia National Bankshares
Corp. 418 15,412
Virtu Financial, Inc., Class A 22,623 998,579
Virtus Investment Partners, Inc. 1,852 358,010
Visa, Inc., Class A 461,403 159,400,894
Voya Financial, Inc. 27,277 1,909,390
W. R. Berkley Corp. 82,180 5,654,806
WaFd, Inc. 21,829 635,333
Walker & Dunlop, Inc. 9,179 688,517
Washington Trust Bancorp, Inc. 4,467 120,341
Waterstone Financial, Inc. 1,767 23,519
Webster Financial Corp. 45,392 2,616,849
Wells Fargo & Co. 877,989 70,792,253
WesBanco, Inc. 27,091 816,252
West Bancorp, Inc. 2,033 36,574
Westamerica Bancorp 7,952 380,901
Western Alliance Bancorp 28,069 2,177,032
Western New England Bancorp,
Inc. 14,300 152,295
Western Union Co. (The) 101,119 814,008
Westwood Holdings Group, Inc. 237 4,143
*WEX, Inc. 8,594 1,458,230

12
Dimensional U.S. Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
White Mountains Insurance
Group, Ltd. 653 $ 1,167,433
Willis Towers Watson PLC 26,786 8,459,287
Wintrust Financial Corp. 19,071 2,440,707
#WisdomTree, Inc. 37,516 497,837
*World Acceptance Corp. 671 105,562
WSFS Financial Corp. 15,474 848,594
Zions Bancorp NA 39,239 2,103,995
TOTAL FINANCIALS 2,327,097,901
HEALTH CARE — (8.8%)
*4D Molecular Therapeutics, Inc. 3,495 15,727
*89bio, Inc. 26,281 249,670
Abbott Laboratories 470,798 59,410,000
AbbVie, Inc. 477,047 90,171,424
#*Absci Corp. 12,612 35,692
#*Acadia Healthcare Co., Inc. 18,203 396,279
*ACADIA Pharmaceuticals, Inc. 27,843 663,499
*Aclaris Therapeutics, Inc. 3,474 5,315
*AdaptHealth Corp. 30,124 270,212
*Adaptive Biotechnologies Corp. 17,226 176,394
*Addus HomeCare Corp. 5,535 591,027
*ADMA Biologics, Inc. 61,560 1,151,172
#*Adverum Biotechnologies, Inc. 1,521 3,635
Agilent Technologies, Inc. 78,559 9,019,359
*agilon health, Inc. 15,783 28,252
*Agios Pharmaceuticals, Inc. 7,794 290,093
*Akebia Therapeutics, Inc. 21,990 81,033
*Akero Therapeutics, Inc. 12,254 598,608
*Alector, Inc. 2,223 3,312
*Align Technology, Inc. 17,066 2,201,685
*Alkermes PLC 42,979 1,138,514
#*Allogene Therapeutics, Inc. 57,465 70,682
*Alnylam Pharmaceuticals, Inc. 35,080 13,759,779
#*Altimmune, Inc. 13,862 51,151
*Amedisys, Inc. 5,239 516,565
*American Shared Hospital
Services 1,410 3,553
Amgen, Inc. 145,123 42,825,797
*AMN Healthcare Services, Inc. 6,540 119,944
*Amneal Pharmaceuticals, Inc. 40,879 319,674
*Amphastar Pharmaceuticals, Inc. 8,293 173,738
*Amylyx Pharmaceuticals, Inc. 609 4,890
*AngioDynamics, Inc. 9,874 87,484
#*ANI Pharmaceuticals, Inc. 4,826 305,727
*Anika Therapeutics, Inc. 1,888 15,585
#*Annexon, Inc. 13,707 32,897
#*Arcellx, Inc. 7,426 530,142
*Arcturus Therapeutics Holdings,
Inc. 4,321 52,759
*Arcus Biosciences, Inc. 11,828 107,990
*ARS Pharmaceuticals, Inc. 576 10,184
*Artivion, Inc. 9,650 298,282
*Arvinas, Inc. 11,288 83,983
*Astrana Health, Inc. 12,309 293,693
*Astria Therapeutics, Inc. 6,019 41,651
*Atea Pharmaceuticals, Inc. 9,202 33,495
#*AtriCure, Inc. 13,602 477,430
#*aTyr Pharma, Inc. 550 2,596
Shares Value
HEALTH CARE — (Continued)
*Aura Biosciences, Inc. 4,452 $ 30,674
*Avanos Medical, Inc. 11,824 132,074
#*Avantor, Inc. 175,052 2,352,699
*Avidity Biosciences, Inc. 19,151 703,033
*Axogen, Inc. 10,249 134,159
*Azenta, Inc. 11,934 390,242
#Baxter International, Inc. 140,047 3,047,423
#*Beam Therapeutics, Inc. 28,853 568,693
Becton Dickinson & Co. 77,133 13,748,957
*Biogen, Inc. 27,499 3,519,872
*BioLife Solutions, Inc. 14,377 305,655
*BioMarin Pharmaceutical, Inc. 52,807 3,054,885
*Bio-Rad Laboratories, Inc., Class
A 4,775 1,155,311
Bio-Techne Corp. 40,689 2,226,909
*Bioventus, Inc., Class A 3,672 23,941
*Black Diamond Therapeutics,
Inc. 609 1,620
*Boston Scientific Corp. 398,309 41,790,580
*BrightSpring Health Services,
Inc. 7,039 145,355
Bristol-Myers Squibb Co. 547,063 23,693,299
*Brookdale Senior Living, Inc. 65,428 507,067
Bruker Corp. 26,968 1,036,380
#*Butterfly Network, Inc. 55,456 94,830
*C4 Therapeutics, Inc. 5,639 11,560
Cardinal Health, Inc. 63,250 9,817,665
*CareDx, Inc. 13,942 171,277
*Castle Biosciences, Inc. 7,324 110,959
*Catalyst Pharmaceuticals, Inc. 24,528 523,182
Cencora, Inc. 48,228 13,797,066
*Centene Corp. 138,142 3,601,362
*Certara, Inc. 34,195 336,479
*CG Oncology, Inc. 12,200 325,618
*Charles River Laboratories
International, Inc. 11,748 1,992,931
Chemed Corp. 3,690 1,521,387
Cigna Group (The) 72,284 19,327,296
#*Clover Health Investments
Corp. 30,131 87,079
#*Codexis, Inc. 7,651 20,505
*Collegium Pharmaceutical, Inc. 12,175 363,546
*Community Health Systems, Inc. 31,135 80,951
Concentra Group Holdings
Parent, Inc. 13,738 274,348
CONMED Corp. 8,351 427,154
*Cooper Cos., Inc. (The) 54,451 3,849,141
*Corcept Therapeutics, Inc. 26,571 1,784,774
*CorVel Corp. 7,375 653,425
*Crinetics Pharmaceuticals, Inc. 2,052 58,667
*Cross Country Healthcare, Inc. 6,304 84,789
*CryoPort, Inc. 9,805 71,871
*Cullinan Therapeutics, Inc. 7,488 58,182
*CVRx, Inc. 544 4,330
CVS Health Corp. 351,980 21,857,958
*Cytek Biosciences, Inc. 21,489 77,360
Danaher Corp. 177,715 35,038,289
#*DaVita, Inc. 11,038 1,549,404

13
Dimensional U.S. Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Day One Biopharmaceuticals,
Inc. 15,164 $ 101,750
*Denali Therapeutics, Inc. 37,436 517,740
DENTSPLY SIRONA, Inc. 33,074 473,289
#*Design Therapeutics, Inc. 2,323 8,990
*Dexcom, Inc. 102,865 8,308,406
*Dianthus Therapeutics, Inc. 1,655 34,209
*Disc Medicine, Inc. 7,389 441,567
*Doximity, Inc., Class A 35,840 2,105,600
*Dynavax Technologies Corp. 34,342 377,075
*Edgewise Therapeutics, Inc. 12,548 178,934
*Editas Medicine, Inc. 14,447 36,262
*Edwards Lifesciences Corp. 157,761 12,512,025
*Elanco Animal Health, Inc. 114,976 1,572,872
*Electromed, Inc. 1,107 20,158
Elevance Health, Inc. 58,961 16,690,680
Eli Lilly & Co. 217,400 160,891,218
Embecta Corp. 13,912 141,346
*Emergent BioSolutions, Inc. 22,367 131,518
*Enanta Pharmaceuticals, Inc. 2,318 17,570
Encompass Health Corp. 26,628 2,932,009
*Enhabit, Inc. 7,217 48,498
#*Enliven Therapeutics, Inc. 1,140 21,443
#*Enovis Corp. 13,578 363,890
Ensign Group, Inc. (The) 15,223 2,283,450
*Entrada Therapeutics, Inc. 2,124 12,489
*Envista Holdings Corp. 43,727 826,003
*Erasca, Inc. 35,761 50,602
*Evolent Health, Inc., Class A 18,633 187,262
*Exact Sciences Corp. 48,280 2,266,746
*Exelixis, Inc. 70,010 2,535,762
*EyePoint Pharmaceuticals, Inc. 402 3,948
*Fate Therapeutics, Inc. 14,579 16,037
*FONAR Corp. 687 10,724
*Fortrea Holdings, Inc. 13,626 78,213
*Fulcrum Therapeutics, Inc. 6,408 43,126
*Fulgent Genetics, Inc. 4,812 82,670
GE HealthCare Technologies, Inc. 124,661 8,890,823
*GeneDx Holdings Corp. 3,125 318,594
Gilead Sciences, Inc. 335,711 37,696,988
*Glaukos Corp. 12,051 1,037,471
*Globus Medical, Inc. 31,075 1,635,477
*GoodRx Holdings, Inc., Class A 29,800 142,742
#*GRAIL, Inc. 3,735 127,774
*Haemonetics Corp. 13,117 971,183
*Halozyme Therapeutics, Inc. 33,949 2,035,922
*Harmony Biosciences Holdings,
Inc. 11,772 414,139
#*Harrow, Inc. 1,213 38,525
#*Harvard Bioscience, Inc. 4,139 1,928
HCA Healthcare, Inc. 48,716 17,244,977
*Health Catalyst, Inc. 11,727 42,804
*HealthEquity, Inc. 22,280 2,161,160
HealthStream, Inc. 6,474 169,360
*Henry Schein, Inc. 30,509 2,063,934
#*Hims & Hers Health, Inc. 33,351 2,207,169
*Hologic, Inc. 60,068 4,013,744
Humana, Inc. 29,846 7,457,620
Shares Value
HEALTH CARE — (Continued)
*ICON PLC 19,001 $ 3,214,779
*ICU Medical, Inc. 6,471 830,941
*Ideaya Biosciences, Inc. 93 2,265
*IDEXX Laboratories, Inc. 21,656 11,571,017
*Illumina, Inc. 41,480 4,260,411
*Immunome, Inc. 628 6,607
#*Immunovant, Inc. 9,406 151,248
*Incyte Corp. 44,961 3,367,129
*InfuSystem Holdings, Inc. 2,425 13,580
#*Innoviva, Inc. 19,182 348,537
*Inogen, Inc. 3,192 20,142
*Insmed, Inc. 50,636 5,432,230
#*Inspire Medical Systems, Inc. 7,912 985,360
*Insulet Corp. 18,717 5,397,983
*Integer Holdings Corp. 8,568 929,714
*Integra LifeSciences Holdings
Corp. 6,265 82,322
#*Intellia Therapeutics, Inc. 15,219 177,149
*Intuitive Surgical, Inc. 99,040 47,647,154
#*Iovance Biotherapeutics, Inc. 49,131 126,267
*IQVIA Holdings, Inc. 43,865 8,152,749
iRadimed Corp. 972 56,706
*iTeos Therapeutics, Inc. 4,265 43,247
*Jasper Therapeutics, Inc. 116 336
*Jazz Pharmaceuticals PLC 15,482 1,774,702
Johnson & Johnson 650,196 107,113,289
*KalVista Pharmaceuticals, Inc. 4,877 66,474
*Kewaunee Scientific Corp. 684 37,853
*Kiniksa Pharmaceuticals
International PLC 6,094 184,404
*Kodiak Sciences, Inc. 4,260 28,010
*Krystal Biotech, Inc. 5,700 877,059
*Kura Oncology, Inc. 9,459 57,227
*Kymera Therapeutics, Inc. 12,582 550,462
Labcorp Holdings, Inc. 22,885 5,951,931
#*Lantheus Holdings, Inc. 17,914 1,275,298
LeMaitre Vascular, Inc. 5,309 431,303
*LENSAR, Inc. 1,109 14,295
#*LENZ Therapeutics, Inc. 1,131 33,670
*LifeStance Health Group, Inc. 33,593 133,700
*Ligand Pharmaceuticals, Inc. 5,104 671,584
*Lisata Therapeutics, Inc. 3,851 9,550
*LivaNova PLC 16,139 680,904
*MacroGenics, Inc. 6,698 10,449
*MannKind Corp. 103,389 390,810
#*Maravai LifeSciences Holdings,
Inc., Class A 92,043 215,381
#*Masimo Corp. 4,221 649,148
*MaxCyte, Inc. 14,184 29,219
McKesson Corp. 33,614 23,312,654
*Medpace Holdings, Inc. 6,379 2,725,109
Medtronic PLC 354,382 31,979,432
#*MeiraGTx Holdings PLC 74 566
Merck & Co., Inc. 591,874 46,237,197
*Merit Medical Systems, Inc. 14,806 1,256,437
Mesa Laboratories, Inc. 1,448 110,743
*Mettler-Toledo International, Inc. 5,549 6,845,690
*MiMedx Group, Inc. 34,260 246,329

14
Dimensional U.S. Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Mineralys Therapeutics, Inc. 13,660 $ 193,289
#*Moderna, Inc. 60,871 1,799,347
#*ModivCare, Inc. 1,763 5,095
*Molina Healthcare, Inc. 14,880 2,349,106
#*Monte Rosa Therapeutics, Inc. 8,902 44,065
*Myriad Genetics, Inc. 22,842 87,713
*Natera, Inc. 34,594 4,623,834
National HealthCare Corp. 4,470 429,254
National Research Corp. 2,478 30,975
*Neogen Corp. 45,789 212,919
*NeoGenomics, Inc. 43,299 209,567
*Neurocrine Biosciences, Inc. 26,749 3,430,024
*Niagen Bioscience, Inc. 918 8,583
*Novocure, Ltd. 252 2,916
*Nurix Therapeutics, Inc. 6,647 74,845
*Nutex Health, Inc. 681 57,756
#*Nuvation Bio, Inc. 44,908 105,983
*Olema Pharmaceuticals, Inc. 10,909 56,072
*OmniAb Operations, Inc.-
Earnout Shares 14,264 27,244
*Omnicell, Inc. 14,910 462,359
*OptimizeRx Corp. 2,136 26,956
*Option Care Health, Inc. 45,090 1,323,392
*Oramed Pharmaceuticals, Inc. 3,431 7,377
*OraSure Technologies, Inc. 11,179 35,549
*Organogenesis Holdings, Inc. 9,630 44,491
Organon & Co. 77,298 749,791
#*ORIC Pharmaceuticals, Inc. 5,733 57,158
*Orthofix Medical, Inc. 7,374 81,409
*OrthoPediatrics Corp. 3,720 77,078
*Owens & Minor, Inc. 14,389 99,716
*Pacira BioSciences, Inc. 15,746 332,083
*<PDL BioPharma, Inc. 14,616 7,600
*Pediatrix Medical Group, Inc. 28,707 351,661
*Pennant Group, Inc. (The) 10,665 236,443
*Penumbra, Inc. 10,234 2,581,731
*Performant Healthcare, Inc. 3,697 13,124
Perrigo Co. PLC 35,856 956,280
#*Personalis, Inc. 5,345 29,291
Pfizer, Inc. 1,531,039 35,657,898
Phibro Animal Health Corp.,
Class A 4,622 122,483
*Phreesia, Inc. 13,278 357,975
*Pliant Therapeutics, Inc. 9,116 13,309
#Premier, Inc., Class A 23,368 501,945
*Prestige Consumer Healthcare,
Inc. 11,820 874,089
*Privia Health Group, Inc. 24,196 472,306
#*Pro-Dex, Inc. 344 17,217
*Progyny, Inc. 17,818 418,901
#*Protagonist Therapeutics, Inc. 9,536 513,609
*Prothena Corp. PLC 2,713 18,638
*PTC Therapeutics, Inc. 16,020 834,802
*Pulmonx Corp. 5,213 9,592
*Puma Biotechnology, Inc. 15,090 46,930
#*Quanterix Corp. 6,044 35,901
#Quest Diagnostics, Inc. 29,962 5,015,938
*QuidelOrtho Corp. 18,497 425,801
Shares Value
HEALTH CARE — (Continued)
*RadNet, Inc. 15,613 $ 854,499
*Rafael Holdings, Inc., Class B 922 1,558
Regeneron Pharmaceuticals, Inc. 24,794 13,524,135
*REGENXBIO, Inc. 20,910 177,944
*Relay Therapeutics, Inc. 26,977 94,959
*Repligen Corp. 13,383 1,566,748
#*Replimune Group, Inc. 13,124 92,262
#ResMed, Inc. 39,387 10,710,901
#*Revolution Medicines, Inc. 40,040 1,492,291
#Revvity, Inc. 32,072 2,819,129
*Rigel Pharmaceuticals, Inc. 5,798 122,106
*Rocket Pharmaceuticals, Inc. 5,992 18,276
*Roivant Sciences, Ltd. 73,831 838,720
*RxSight, Inc. 7,300 56,794
*Sage Therapeutics, Inc. 1,085 9,418
#*Sana Biotechnology, Inc. 8,974 36,434
#*Sarepta Therapeutics, Inc. 22,069 362,373
#*Schrodinger, Inc. 6,904 140,358
Select Medical Holdings Corp. 37,398 553,116
*Semler Scientific, Inc. 1,517 54,384
*SI-BONE, Inc. 5,669 96,543
#SIGA Technologies, Inc. 6,109 40,380
*Sight Sciences, Inc. 1,340 4,462
Simulations Plus, Inc. 2,514 32,732
*Solid Biosciences, Inc. 957 6,546
*Solventum Corp. 15,827 1,129,415
#*Sotera Health Co. 50,594 581,325
#*STAAR Surgical Co. 13,779 246,851
STERIS PLC 26,515 6,005,382
#*Stoke Therapeutics, Inc. 8,400 107,940
Stryker Corp. 92,539 36,342,841
#*Summit Therapeutics, Inc. 49,747 1,311,828
*Supernus Pharmaceuticals, Inc. 16,368 574,517
*Surgery Partners, Inc. 14,934 327,801
*Surmodics, Inc. 2,976 106,838
*Tactile Systems Technology, Inc. 5,496 54,850
*Talkspace, Inc. 34,923 84,863
*Tango Therapeutics, Inc. 5,276 31,867
*Teladoc Health, Inc. 41,824 301,551
Teleflex, Inc. 10,874 1,299,443
*Tenet Healthcare Corp. 24,783 3,997,002
*Terns Pharmaceuticals, Inc. 8,118 47,328
#*Theravance Biopharma, Inc. 5,907 65,922
Thermo Fisher Scientific, Inc. 98,890 46,248,875
*Third Harmonic Bio, Inc. 2,783 14,973
*Tourmaline Bio, Inc. 1,226 27,131
#*TransMedics Group, Inc. 7,867 935,937
*Trevi Therapeutics, Inc. 2,157 15,973
*TruBridge, Inc. 236 4,914
*Twist Bioscience Corp. 11,927 400,389
#*Tyra Biosciences, Inc. 1,440 15,739
#*UFP Technologies, Inc. 2,041 462,062
*United Therapeutics Corp. 11,262 3,093,671
UnitedHealth Group, Inc. 240,101 59,919,606
Universal Health Services, Inc.,
Class B 14,836 2,469,452
US Physical Therapy, Inc. 4,778 349,511
Utah Medical Products, Inc. 508 28,245

15
Dimensional U.S. Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Vanda Pharmaceuticals, Inc. 9,739 $ 41,488
*Varex Imaging Corp. 8,759 63,766
*Veeva Systems, Inc., Class A 44,440 12,629,848
*Veracyte, Inc. 25,174 591,841
*Vericel Corp. 16,699 583,463
*Vertex Pharmaceuticals, Inc. 71,496 32,664,378
Viatris, Inc. 316,588 2,766,979
*Vir Biotechnology, Inc. 21,736 110,202
*Viridian Therapeutics, Inc. 18,556 325,101
*Voyager Therapeutics, Inc. 6,360 20,288
*Waters Corp. 16,006 4,621,893
West Pharmaceutical Services,
Inc. 18,565 4,441,862
*Xencor, Inc. 17,567 146,157
*Y-mAbs Therapeutics, Inc. 5,292 23,655
Zimmer Biomet Holdings, Inc. 53,712 4,922,705
*Zimvie, Inc. 4,754 89,328
Zoetis, Inc. 119,815 17,467,829
*Zymeworks, Inc. 12,691 159,399
TOTAL HEALTH CARE 1,423,518,655
INDUSTRIALS — (9.9%)
#*3D Systems Corp. 32,612 53,158
3M Co. 144,717 21,594,671
A.O. Smith Corp. 31,085 2,200,507
#AAON, Inc. 18,057 1,507,760
*AAR Corp. 9,872 737,537
ABM Industries, Inc. 16,287 751,319
ACCO Brands Corp. 36,483 136,811
Acme United Corp. 400 16,072
Acuity, Inc. 8,280 2,577,978
*ACV Auctions, Inc., Class A 34,835 495,005
#Advanced Drainage Systems,
Inc. 19,319 2,216,855
*Aebi Schmidt Holding AG 12,294 126,628
AECOM 35,527 4,005,314
#*AeroVironment, Inc. 12,454 3,333,189
AGCO Corp. 17,005 2,006,080
Air Lease Corp. 29,057 1,609,758
Alamo Group, Inc. 2,815 626,563
*Alaska Air Group, Inc. 32,221 1,706,424
Albany International Corp. 8,166 442,516
Alight, Inc., Class A 119,025 637,974
*Allegiant Travel Co. 5,235 270,335
Allegion PLC 22,670 3,761,406
Allient, Inc. 3,691 148,784
Allison Transmission Holdings,
Inc. 23,416 2,109,079
*Alpha Pro Tech, Ltd. 2,226 10,818
Alta Equipment Group, Inc. 3,184 24,708
*Amentum Holdings, Inc. 23,294 581,651
*Ameresco, Inc., Class A 11,666 197,389
#*American Airlines Group, Inc. 172,126 1,977,728
*American Superconductor Corp. 6,347 360,827
*American Woodmark Corp. 4,355 229,117
AMETEK, Inc. 63,343 11,708,954
*API Group Corp. 88,584 3,195,225
Apogee Enterprises, Inc. 6,965 292,460
Shares Value
INDUSTRIALS — (Continued)
Applied Industrial Technologies,
Inc. 10,249 $ 2,782,603
ArcBest Corp. 6,405 468,398
#*Archer Aviation, Inc., Class A 25,913 259,907
Arcosa, Inc. 12,878 1,105,963
Argan, Inc. 3,739 915,980
Armstrong World Industries, Inc. 11,350 2,135,729
Astec Industries, Inc. 5,839 231,575
#*Astronics Corp. 6,669 240,884
*Astronics Corp., Class B 636 22,991
*Asure Software, Inc. 3,230 31,331
#*ATI, Inc. 37,436 2,880,326
Atkore, Inc. 6,742 519,269
Atmus Filtration Technologies,
Inc. 23,522 915,241
Automatic Data Processing, Inc. 109,179 33,790,901
*Axon Enterprise, Inc. 20,096 15,182,327
AZZ, Inc. 7,721 845,449
Barrett Business Services, Inc. 7,897 363,025
#*BlackSky Technology, Inc. 4,772 91,813
*Blade Air Mobility, Inc. 8,418 33,588
*Bloom Energy Corp., Class A 58,651 2,192,961
#*Blue Bird Corp. 8,806 394,421
*BlueLinx Holdings, Inc. 2,425 177,680
*Boeing Co. (The) 202,029 44,818,113
Boise Cascade Co. 10,623 890,314
Booz Allen Hamilton Holding
Corp. 33,440 3,589,115
*Bowman Consulting Group, Ltd. 2,746 95,231
Brady Corp., Class A 11,398 804,357
*BrightView Holdings, Inc. 22,943 365,941
Brink's Co. (The) 11,280 985,195
Broadridge Financial Solutions,
Inc. 30,912 7,651,029
*Builders FirstSource, Inc. 29,220 3,714,739
BWX Technologies, Inc. 24,250 3,684,302
#*Byrna Technologies, Inc. 4,217 93,660
*CACI International, Inc., Class A 5,997 2,762,038
*Cadeler A/S, ADR 2,086 43,723
Cadre Holdings, Inc. 7,763 256,722
#Carlisle Cos., Inc. 11,446 4,060,011
Carrier Global Corp. 210,843 14,468,047
*Casella Waste Systems, Inc. 16,383 1,781,324
Caterpillar, Inc. 126,922 55,594,374
*CBIZ, Inc. 7,652 467,690
*CECO Environmental Corp. 7,744 348,093
CH Robinson Worldwide, Inc. 31,538 3,636,962
#*Chart Industries, Inc. 12,533 2,491,936
*Cimpress PLC 4,354 240,820
Cintas Corp. 97,544 21,708,417
Civeo Corp. 1,889 47,206
#*Clarivate PLC 89,658 345,183
*Clean Harbors, Inc. 13,829 3,261,016
CNH Industrial NV 239,399 3,102,611
Columbus McKinnon Corp. 7,951 116,482
Comfort Systems USA, Inc. 9,422 6,626,493
CompX International, Inc. 278 6,477
#Concentrix Corp. 9,627 500,315

16
Dimensional U.S. Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Concrete Pumping Holdings, Inc. 3,512 $ 23,987
*Conduent, Inc. 27,649 73,546
#*Construction Partners, Inc.,
Class A 6,376 643,020
Copa Holdings SA, Class A 8,814 975,357
*Copart, Inc. 248,419 11,260,833
*Core & Main, Inc., Class A 51,353 3,268,105
*Costamare Bulkers Holdings,
Ltd. 1,831 16,479
Costamare, Inc. 9,156 92,384
Covenant Logistics Group, Inc. 2,664 64,336
CRA International, Inc. 1,778 314,101
Crane Co. 14,670 2,871,946
CSG Systems International, Inc. 8,044 502,428
CSW Industrials, Inc. 4,645 1,205,285
CSX Corp. 504,432 17,927,513
Cummins, Inc. 36,614 13,460,039
Curtiss-Wright Corp. 10,312 5,055,149
#*Custom Truck One Source, Inc. 9,226 57,109
#*Dayforce, Inc. 43,727 2,521,736
Deere & Co. 69,174 36,272,770
Delta Air Lines, Inc. 177,201 9,428,865
Deluxe Corp. 12,535 201,814
*Distribution Solutions Group, Inc. 1,684 50,469
*DNOW, Inc. 29,458 458,366
Donaldson Co., Inc. 31,202 2,245,608
Douglas Dynamics, Inc. 7,469 213,613
Dover Corp. 38,452 6,965,195
*Driven Brands Holdings, Inc. 19,006 321,201
*Ducommun, Inc. 4,347 395,490
Dun & Bradstreet Holdings, Inc. 71,373 649,494
*DXP Enterprises, Inc. 3,483 394,485
*Dycom Industries, Inc. 8,183 2,199,672
Eastern Co. (The) 600 13,830
Eaton Corp. PLC 105,597 40,625,278
EMCOR Group, Inc. 12,693 7,964,731
Emerson Electric Co. 152,931 22,252,990
*Energy Recovery, Inc. 17,569 236,303
Enerpac Tool Group Corp. 16,319 628,445
EnerSys 10,294 950,857
Ennis, Inc. 5,116 91,065
Enpro, Inc. 5,523 1,173,140
*Enviri Corp. 18,752 168,768
#Equifax, Inc. 33,212 7,978,519
Esab Corp. 15,157 2,033,615
ESCO Technologies, Inc. 6,526 1,264,086
Espey Mfg. & Electronics Corp. 1,100 48,400
*Everus Construction Group, Inc. 16,173 1,201,007
*ExlService Holdings, Inc. 43,242 1,878,000
Expeditors International of
Washington, Inc. 36,740 4,270,658
Exponent, Inc. 13,338 919,788
#Fastenal Co. 306,212 14,125,560
Federal Signal Corp. 16,628 2,104,606
FedEx Corp. 60,368 13,491,644
Ferguson Enterprises, Inc. 53,535 11,955,972
#*First Advantage Corp. 17,546 303,370
Flowserve Corp. 35,450 1,986,618
Shares Value
INDUSTRIALS — (Continued)
#*Fluence Energy, Inc. 16,308 $ 132,421
*Fluor Corp. 43,429 2,465,464
*Forrester Research, Inc. 1,324 12,896
Fortive Corp. 94,418 4,525,455
Fortune Brands Innovations, Inc. 31,849 1,737,044
*Forward Air Corp. 200 6,078
*Franklin Covey Co. 1,500 29,565
Franklin Electric Co., Inc. 10,620 997,749
*FreightCar America, Inc. 946 9,611
#*Frontier Group Holdings, Inc. 39,780 174,236
FTAI Aviation, Ltd. 19,581 2,694,541
#FTAI Infrastructure, Inc. 31,746 199,047
*FTI Consulting, Inc. 9,057 1,506,632
*Gates Industrial Corp. PLC 67,075 1,663,460
GATX Corp. 9,460 1,444,447
GE Vernova, Inc. 73,638 48,622,435
#Genco Shipping & Trading, Ltd. 9,685 154,282
*Gencor Industries, Inc. 1,168 17,029
*Generac Holdings, Inc. 15,778 3,071,819
General Dynamics Corp. 62,078 19,344,126
General Electric Co. 287,377 77,902,157
Genpact, Ltd. 44,587 1,964,057
*Gibraltar Industries, Inc. 8,297 547,851
Global Industrial Co. 3,014 102,657
*GMS, Inc. 10,613 1,163,609
Gorman-Rupp Co. (The) 5,080 209,093
Graco, Inc. 47,227 3,966,123
*Graham Corp. 2,704 154,534
#Granite Construction, Inc. 11,372 1,074,313
*Great Lakes Dredge & Dock
Corp. 22,996 254,796
Greenbrier Cos., Inc. (The) 8,892 404,586
Griffon Corp. 9,928 806,849
#*GXO Logistics, Inc. 29,359 1,459,436
*Hayward Holdings, Inc. 54,563 839,179
*Healthcare Services Group, Inc. 22,624 294,338
#Heartland Express, Inc. 11,076 86,614
HEICO Corp. 12,599 4,117,353
HEICO Corp., Class A 18,725 4,832,735
Heidrick & Struggles International,
Inc. 6,228 277,333
Helios Technologies, Inc. 10,166 372,991
#Herc Holdings, Inc. 7,930 926,303
#*Hertz Global Holdings, Inc. 11,348 72,741
#Hexcel Corp. 20,467 1,226,178
Hillenbrand, Inc. 13,031 269,872
*Hillman Solutions Corp. 64,726 510,688
HNI Corp. 13,311 684,718
Honeywell International, Inc. 173,219 38,515,245
Howmet Aerospace, Inc. 105,198 18,911,444
Hub Group, Inc., Class A 16,859 590,402
Hubbell, Inc. 14,359 6,281,775
*Hudson Technologies, Inc. 6,969 65,439
Huntington Ingalls Industries, Inc. 11,387 3,175,379
*Hurco Cos., Inc. 883 16,971
*Huron Consulting Group, Inc. 4,917 649,437
#*Hyliion Holdings Corp. 56,208 84,312
Hyster-Yale, Inc. 1,444 60,662

17
Dimensional U.S. Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*IBEX Holdings, Ltd. 167 $ 4,938
ICF International, Inc. 4,758 399,149
IDEX Corp. 20,397 3,335,113
#*IES Holdings, Inc. 2,333 823,712
Illinois Tool Works, Inc. 75,317 19,278,892
Ingersoll Rand, Inc. 106,991 9,054,648
#*Innodata, Inc. 9,473 520,068
*Innovative Solutions and
Support, Inc. 1,906 29,619
Insperity, Inc. 9,333 556,060
Insteel Industries, Inc. 5,988 216,167
Interface, Inc. 20,222 416,978
ITT, Inc. 21,348 3,628,306
Jacobs Solutions, Inc. 32,600 4,624,962
*Janus International Group, Inc. 28,797 246,790
JB Hunt Transport Services, Inc. 20,946 3,017,271
JBT Marel Corp. 7,560 1,041,768
*JELD-WEN Holding, Inc. 23,696 106,632
#*JetBlue Airways Corp. 99,181 440,364
Johnson Controls International
PLC 179,558 18,853,590
#Kadant, Inc. 3,106 1,033,584
Karat Packaging, Inc. 563 15,330
KBR, Inc. 33,994 1,588,880
Kelly Services, Inc., Class A 5,839 71,528
Kennametal, Inc. 19,426 480,988
Kforce, Inc. 5,555 193,592
*Kirby Corp. 14,585 1,390,096
Knight-Swift Transportation
Holdings, Inc. 42,069 1,787,932
Korn Ferry 13,946 988,353
*Kratos Defense & Security
Solutions, Inc. 55,542 3,260,315
*L.B. Foster Co., Class A 1,019 23,947
L3Harris Technologies, Inc. 50,332 13,832,240
Landstar System, Inc. 9,725 1,297,023
*Legalzoom.com, Inc. 6,410 57,626
Leidos Holdings, Inc. 32,449 5,180,483
Lennox International, Inc. 8,473 5,160,057
Leonardo DRS, Inc. 21,316 886,746
*Limbach Holdings, Inc. 2,775 380,175
#Lincoln Electric Holdings, Inc. 14,755 3,592,843
Lindsay Corp. 3,106 424,000
*Liquidity Services, Inc. 5,607 133,895
*Loar Holdings, Inc. 5,432 401,479
Lockheed Martin Corp. 56,584 23,820,732
LSI Industries, Inc. 5,816 106,433
Luxfer Holdings PLC 5,723 68,790
*Lyft, Inc., Class A 105,228 1,479,506
*Manitowoc Co., Inc. (The) 7,177 91,507
ManpowerGroup, Inc. 12,987 535,714
Marten Transport, Ltd. 17,352 211,000
Masco Corp. 54,907 3,740,814
*MasTec, Inc. 16,717 3,163,024
*Masterbrand, Inc. 33,513 369,648
*Matrix Service Co. 3,453 52,762
Matson, Inc. 8,572 915,318
Maximus, Inc. 15,643 1,155,392
Shares Value
INDUSTRIALS — (Continued)
*Mayville Engineering Co., Inc. 2,155 $ 36,139
McGrath RentCorp 6,721 838,714
*Mercury Systems, Inc. 13,815 726,531
*Middleby Corp. (The) 14,416 2,093,203
Miller Industries, Inc. 3,535 144,051
MillerKnoll, Inc. 20,219 383,757
*Mistras Group, Inc. 2,294 18,214
#*Montrose Environmental Group,
Inc. 6,209 140,882
Moog, Inc., Class A 7,506 1,453,011
*MRC Global, Inc. 26,259 385,482
MSA Safety, Inc. 9,838 1,749,885
MSC Industrial Direct Co., Inc. 12,282 1,063,867
Mueller Industries, Inc. 28,275 2,413,837
Mueller Water Products, Inc.,
Class A 40,570 1,004,513
*MYR Group, Inc. 3,859 746,717
National Presto Industries, Inc. 1,361 131,268
#*Net Power, Inc. 3,650 10,512
*NEXTracker, Inc., Class A 39,606 2,307,446
Nordson Corp. 14,561 3,119,112
Norfolk Southern Corp. 61,074 16,978,572
Northrop Grumman Corp. 36,708 21,166,200
*NPK International, Inc. 19,818 178,758
*NV5 Global, Inc. 22,500 505,125
nVent Electric PLC 44,150 3,462,243
*NWPX Infrastructure, Inc. 1,482 61,918
Old Dominion Freight Line, Inc. 50,734 7,572,050
Omega Flex, Inc. 302 9,634
*OPENLANE, Inc. 29,445 725,525
*Orion Group Holdings, Inc. 7,380 54,686
Oshkosh Corp. 17,371 2,197,953
Otis Worldwide Corp. 106,889 9,159,318
Owens Corning 22,745 3,171,335
PACCAR, Inc. 141,606 13,985,009
*PAMT Corp. 940 10,650
Pangaea Logistics Solutions, Ltd. 4,633 22,563
Park Aerospace Corp. 2,787 50,222
Parker-Hannifin Corp. 34,802 25,471,584
Park-Ohio Holdings Corp. 1,013 16,613
*Parsons Corp. 11,774 873,631
#Paychex, Inc. 86,579 12,495,947
#Paycom Software, Inc. 13,706 3,173,487
*Paylocity Holding Corp. 11,960 2,211,165
Pentair PLC 44,720 4,570,384
#*Perma-Fix Environmental
Services, Inc. 2,278 26,243
*Perma-Pipe International
Holdings, Inc. 1,050 23,268
Pioneer Power Solutions, Inc. 2,112 6,589
Pitney Bowes, Inc. 46,283 525,775
*Planet Labs PBC 53,900 336,875
#Powell Industries, Inc. 2,571 609,584
#Preformed Line Products Co. 718 110,809
Primoris Services Corp. 14,077 1,325,631
*Proto Labs, Inc. 6,592 284,247
Quad/Graphics, Inc. 3,811 20,313
Quanex Building Products Corp. 9,842 191,722

18
Dimensional U.S. Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
#Quanta Services, Inc. 40,595 $ 16,486,847
#*Quest Resource Holding Corp. 613 1,232
*Radiant Logistics, Inc. 5,020 29,668
*RBC Bearings, Inc. 7,984 3,092,523
*RCM Technologies, Inc. 1,243 29,969
Regal Rexnord Corp. 17,581 2,687,783
Republic Services, Inc. 59,956 13,828,851
*Resideo Technologies, Inc. 40,379 1,102,347
Resources Connection, Inc. 4,337 21,945
REV Group, Inc. 13,030 645,637
Robert Half, Inc. 25,647 946,631
#*Rocket Lab Corp. 67,943 3,119,943
Rockwell Automation, Inc. 30,415 10,697,260
Rollins, Inc. 76,422 4,376,688
RTX Corp. 361,674 56,988,972
Rush Enterprises, Inc., Class A 17,823 964,937
Rush Enterprises, Inc., Class B 378 20,529
*RXO, Inc. 27,421 423,654
Ryder System, Inc. 10,877 1,932,952
*Saia, Inc. 6,858 2,072,762
#Schneider National, Inc., Class B 12,444 304,256
#Science Applications
International Corp. 12,579 1,402,307
Sensata Technologies Holding
PLC 41,766 1,284,722
*Shoals Technologies Group, Inc.,
Class A 31,181 168,066
Simpson Manufacturing Co., Inc. 11,064 1,985,214
*SiteOne Landscape Supply, Inc. 11,613 1,600,620
*SkyWest, Inc. 10,566 1,225,233
#Snap-on, Inc. 14,211 4,564,431
#Southwest Airlines Co. 138,889 4,295,837
#*Spire Global, Inc. 1,481 14,854
*SPX Technologies, Inc. 12,485 2,277,139
SS&C Technologies Holdings,
Inc. 60,374 5,160,770
Standex International Corp. 3,263 537,547
Stanley Black & Decker, Inc. 43,334 2,931,545
Steelcase, Inc., Class A 25,023 258,488
#*Sterling Infrastructure, Inc. 8,099 2,167,211
*Sun Country Airlines Holdings,
Inc. 13,005 150,728
#*Sunrun, Inc. 50,938 522,624
#*Symbotic, Inc. 4,589 247,577
*TaskUS, Inc., Class A 4,195 71,651
*Taylor Devices, Inc. 323 14,567
#Tecnoglass, Inc. 6,164 480,977
Tennant Co. 4,654 384,141
Terex Corp. 17,281 878,912
Tetra Tech, Inc. 67,369 2,475,137
Textron, Inc. 49,158 3,823,018
*Thermon Group Holdings, Inc. 10,529 297,760
Timken Co. (The) 17,411 1,324,803
*Titan International, Inc. 14,589 123,423
*Titan Machinery, Inc. 5,016 96,909
Toro Co. (The) 26,293 1,952,255
Trane Technologies PLC 59,981 26,276,476
*Transcat, Inc. 2,703 206,590
TransDigm Group, Inc. 15,079 24,253,968
Shares Value
INDUSTRIALS — (Continued)
TransUnion 53,595 $ 5,101,708
#*Trex Co., Inc. 26,233 1,685,208
TriNet Group, Inc. 6,139 416,286
Trinity Industries, Inc. 25,192 586,974
*TrueBlue, Inc. 10,398 75,074
*TTEC Holdings, Inc. 2,404 11,972
*Tutor Perini Corp. 13,362 643,380
Twin Disc, Inc. 668 5,778
*Uber Technologies, Inc. 506,729 44,465,470
UFP Industries, Inc. 15,881 1,556,338
*U-Haul Holding Co. 1,707 98,767
U-Haul Holding Co. 24,628 1,280,656
UL Solutions, Inc., Class A 10,124 740,267
*Ultralife Corp. 17,068 136,032
UniFirst Corp. 3,947 675,055
Union Pacific Corp. 161,190 35,779,344
*United Airlines Holdings, Inc. 86,682 7,654,887
United Parcel Service, Inc., Class
B 214,858 18,512,165
United Rentals, Inc. 17,507 15,457,631
#Universal Logistics Holdings,
Inc. 1,686 40,346
*Upwork, Inc. 37,721 451,143
*V2X, Inc. 5,012 237,469
Valmont Industries, Inc. 5,305 1,930,755
Veralto Corp. 66,106 6,929,892
Verisk Analytics, Inc. 37,560 10,468,348
*Verra Mobility Corp. 55,077 1,391,245
Vertiv Holdings Co., Class A 95,471 13,900,578
Vestis Corp. 30,696 186,018
*Vicor Corp. 6,326 281,127
Virco Mfg. Corp. 653 5,054
#*Virgin Galactic Holdings, Inc. 356 1,353
*VirTra, Inc. 294 2,084
#VSE Corp. 5,366 839,994
Wabash National Corp. 7,911 78,794
Waste Management, Inc. 108,530 24,870,735
Watsco, Inc. 9,316 4,200,398
Watts Water Technologies, Inc.,
Class A 7,228 1,896,049
Werner Enterprises, Inc. 18,598 515,537
WESCO International, Inc. 13,261 2,744,497
Westinghouse Air Brake
Technologies Corp. 47,011 9,028,463
*Wilhelmina International, Inc. 2,303 7,116
*Willdan Group, Inc. 5,341 455,587
Willis Lease Finance Corp. 694 98,257
#WillScot Holdings Corp. 47,308 1,388,490
Woodward, Inc. 15,997 4,112,509
Worthington Enterprises, Inc. 8,638 535,297
WW Grainger, Inc. 12,218 12,701,100
#*Xometry, Inc., Class A 11,760 380,318
#*XPO, Inc. 31,515 3,790,939
Xylem, Inc. 64,207 9,285,616
#Zurn Elkay Water Solutions
Corp. 42,390 1,875,758
TOTAL INDUSTRIALS 1,602,853,342

19
Dimensional U.S. Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (31.7%)
*8x8, Inc. 14,607 $ 28,338
*908 Devices, Inc. 1,720 11,266
A10 Networks, Inc. 22,250 409,845
Accenture PLC, Class A 168,725 45,066,448
*ACI Worldwide, Inc. 27,195 1,157,419
Adeia, Inc. 35,568 460,606
*Adobe, Inc. 114,406 40,921,882
*ADTRAN Holdings, Inc. 15,115 140,418
Advanced Energy Industries, Inc. 9,588 1,331,965
*Advanced Micro Devices, Inc. 373,569 65,863,950
#*Aehr Test Systems 3,844 64,964
*Agilysys, Inc. 5,470 624,018
*Akamai Technologies, Inc. 39,624 3,023,707
*Alarm.com Holdings, Inc. 12,074 659,603
#*Alkami Technology, Inc. 8,204 182,867
*Allegro MicroSystems, Inc. 31,997 1,005,026
*Alpha & Omega Semiconductor,
Ltd. 9,575 243,875
*Ambarella, Inc. 9,291 614,042
Amdocs, Ltd. 30,654 2,616,625
Amkor Technology, Inc. 24,462 551,863
Amphenol Corp., Class A 329,590 35,104,631
*Amplitude, Inc., Class A 5,197 63,559
Analog Devices, Inc. 138,119 31,025,671
*Appfolio, Inc., Class A 5,717 1,528,611
Apple, Inc. 4,032,599 837,046,574
Applied Materials, Inc. 212,481 38,259,329
#*Applied Optoelectronics, Inc. 11,130 254,543
*AppLovin Corp., Class A 62,256 24,323,419
*Arista Networks, Inc. 285,775 35,213,195
#*Arlo Technologies, Inc. 3,275 53,055
*Arrow Electronics, Inc. 13,502 1,566,232
*ASGN, Inc. 9,928 497,790
*Astera Labs, Inc. 32,377 4,426,907
*AstroNova, Inc. 821 9,277
*Atlassian Corp., Class A 43,975 8,433,526
#*Aurora Innovation, Inc. 270,509 1,571,657
*Autodesk, Inc. 57,597 17,458,227
*AvePoint, Inc. 17,130 326,840
*Aviat Networks, Inc. 1,956 42,250
Avnet, Inc. 22,196 1,175,056
*Axcelis Technologies, Inc. 6,407 433,690
Badger Meter, Inc. 7,690 1,451,564
Bel Fuse, Inc., Class A 142 16,263
Bel Fuse, Inc., Class B 2,863 372,305
Belden, Inc. 10,720 1,325,528
Benchmark Electronics, Inc. 12,382 476,707
Bentley Systems, Inc., Class B 46,606 2,702,216
*BILL Holdings, Inc. 24,348 1,043,312
*BK Technologies Corp. 796 30,917
*Blackbaud, Inc. 11,760 792,859
*BlackLine, Inc. 14,844 798,310
*Box, Inc., Class A 39,029 1,252,831
*Braze, Inc., Class A 2,902 80,879
Broadcom, Inc. 1,205,790 354,140,523
#*C3.ai, Inc., Class A 24,500 577,220
*Cadence Design Systems, Inc. 73,571 26,821,779
*Calix, Inc. 13,277 752,673
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*CCC Intelligent Solutions
Holdings, Inc. 120,404 $ 1,164,307
CDW Corp. 34,211 5,965,714
#*Cerence, Inc. 18,710 160,906
*CEVA, Inc. 9,088 194,211
*Ciena Corp. 37,634 3,493,941
#*Cipher Mining, Inc. 66,675 364,045
*Cirrus Logic, Inc. 13,866 1,396,445
Cisco Systems, Inc. 1,071,215 72,928,317
#Clear Secure, Inc., Class A 27,517 809,275
*Clearfield, Inc. 3,012 131,956
Climb Global Solutions, Inc. 903 106,554
#*Cloudflare, Inc., Class A 84,674 17,585,096
*Coda Octopus Group, Inc. 2,056 15,317
Cognex Corp. 43,258 1,763,629
Cognizant Technology Solutions
Corp., Class A 133,066 9,548,816
*Coherent Corp. 42,868 4,612,597
*Cohu, Inc. 10,713 191,334
*CommScope Holding Co., Inc. 299,600 2,456,720
*Commvault Systems, Inc. 13,616 2,586,359
*Consensus Cloud Solutions, Inc. 2,093 42,237
*Core Scientific, Inc. 1,296 17,548
Corning, Inc. 224,593 14,203,261
*Corsair Gaming, Inc. 11,641 105,467
#Crane NXT Co. 12,729 755,339
*Credo Technology Group
Holding, Ltd. 39,712 4,429,874
*Crowdstrike Holdings, Inc., Class
A 66,891 30,406,642
*CS Disco, Inc. 2,692 10,687
CTS Corp. 8,547 334,957
#*Daily Journal Corp. 304 121,472
*Daktronics, Inc. 11,302 183,318
*Data I/O Corp. 3,489 11,304
*Data Storage Corp. 2,811 13,268
*Datadog, Inc., Class A 77,319 10,823,114
Dell Technologies, Inc., Class C 82,780 10,984,078
*Diebold Nixdorf, Inc. 4,054 228,200
*Digi International, Inc. 12,285 400,614
*Digital Turbine, Inc. 20,038 109,207
#*DigitalOcean Holdings, Inc. 17,667 492,203
*Diodes, Inc. 10,525 519,619
*Docusign, Inc. 55,125 4,169,655
Dolby Laboratories, Inc., Class A 15,467 1,165,284
*Dropbox, Inc., Class A 58,011 1,576,159
*DXC Technology Co. 55,919 761,058
*Dynatrace, Inc. 82,267 4,328,067
*E2open Parent Holdings, Inc. 37,711 124,446
#*Eastman Kodak Co. 15,344 102,805
*eGain Corp. 1,372 8,479
*Elastic NV 9,960 833,652
#*Electro-Sensors, Inc. 1,305 5,788
*Enphase Energy, Inc. 30,349 982,094
#Entegris, Inc. 34,184 2,682,077
*EPAM Systems, Inc. 14,814 2,336,316
*ePlus, Inc. 7,947 514,807
*Everspin Technologies, Inc. 1,449 8,781

20
Dimensional U.S. Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Evolv Technologies Holdings,
Inc. 3,107 $ 20,366
*F5, Inc. 15,372 4,817,892
*Fabrinet 9,939 3,217,552
*Fair Isaac Corp. 6,609 9,495,282
*Fastly, Inc., Class A 52,112 353,840
*First Solar, Inc. 26,033 4,548,746
#*Five9, Inc. 7,842 202,559
*Flex, Ltd. 101,039 5,038,815
*FormFactor, Inc. 17,933 509,477
*Fortinet, Inc. 175,436 17,526,056
*Franklin Wireless Corp. 3,560 13,848
#Frequency Electronics, Inc. 1,270 33,782
*Freshworks, Inc., Class A 47,796 620,870
*Gartner, Inc. 20,679 7,002,943
Gen Digital, Inc. 143,901 4,243,640
#*GlobalFoundries, Inc. 28,264 1,056,791
#*Globant SA 10,319 869,479
*GoDaddy, Inc., Class A 37,248 6,018,532
*Grid Dynamics Holdings, Inc. 19,985 189,658
*GSI Technology, Inc. 2,032 8,839
*Guidewire Software, Inc. 22,010 4,979,102
Hackett Group, Inc. (The) 6,963 162,865
*Harmonic, Inc. 40,010 340,485
Hewlett Packard Enterprise Co. 352,885 7,301,191
HP, Inc. 254,726 6,317,205
*HubSpot, Inc. 13,632 7,083,869
#*I3 Verticals, Inc., Class A 6,451 180,499
*Ichor Holdings, Ltd. 8,788 173,915
#*indie Semiconductor, Inc.,
Class A 29,387 114,903
*Informatica, Inc., Class A 11,300 279,110
Information Services Group, Inc. 6,130 26,420
#*Insight Enterprises, Inc. 6,872 814,882
*Intapp, Inc. 14,262 571,193
Intel Corp. 830,582 16,445,524
#InterDigital, Inc. 7,666 1,979,361
International Business Machines
Corp. 250,829 63,497,361
*inTEST Corp. 2,125 14,854
Intuit, Inc. 75,104 58,966,404
#*IonQ, Inc. 67,918 2,707,891
*IPG Photonics Corp. 4,198 314,388
*Itron, Inc. 11,974 1,491,242
Jabil, Inc. 29,087 6,491,346
*Jamf Holding Corp. 17,063 135,480
*JFrog, Ltd. 18,850 818,279
*Key Tronic Corp. 1,602 4,710
*Keysight Technologies, Inc. 48,123 7,887,841
*Kimball Electronics, Inc. 4,573 85,789
KLA Corp. 35,754 31,428,839
*Klaviyo, Inc., Class A 18,297 569,037
*Knowles Corp. 27,795 564,516
Kulicke & Soffa Industries, Inc. 13,741 450,155
*KVH Industries, Inc. 2,000 10,580
*Kyndryl Holdings, Inc. 60,754 2,294,679
Lam Research Corp. 344,890 32,709,368
*Lantronix, Inc. 1,100 3,531
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Lattice Semiconductor Corp. 29,014 $ 1,445,768
#*Life360, Inc. 12,506 957,835
Littelfuse, Inc. 6,276 1,615,003
*LiveRamp Holdings, Inc. 18,628 611,371
#*Lumentum Holdings, Inc. 14,368 1,581,629
*MACOM Technology Solutions
Holdings, Inc. 16,631 2,280,775
*Manhattan Associates, Inc. 16,729 3,674,692
Marvell Technology, Inc. 226,871 18,233,622
*MaxLinear, Inc. 23,070 364,967
*Meridianlink, Inc. 6,040 96,519
Methode Electronics, Inc. 5,366 35,201
#Microchip Technology, Inc. 141,915 9,592,035
Micron Technology, Inc. 302,706 33,037,333
Microsoft Corp. 1,906,254 1,016,986,509
*Mirion Technologies, Inc. 52,681 1,177,420
*Mitek Systems, Inc. 9,120 82,262
MKS, Inc. 16,176 1,539,632
*MongoDB, Inc. 18,708 4,450,446
Monolithic Power Systems, Inc. 12,859 9,145,835
Motorola Solutions, Inc. 44,875 19,699,227
*N-able, Inc. 13,067 105,581
Napco Security Technologies, Inc. 8,122 247,965
#*Navitas Semiconductor Corp. 20,055 147,003
#*nCino, Inc. 26,337 735,461
*NCR Voyix Corp. 40,109 546,285
NetApp, Inc. 53,926 5,615,314
*NETGEAR, Inc. 8,468 196,881
*NetScout Systems, Inc. 23,104 494,888
*nLight, Inc. 10,922 229,471
*Novanta, Inc. 9,390 1,155,158
*Nutanix, Inc., Class A 68,230 5,128,849
NVE Corp. 745 47,181
NVIDIA Corp. 6,587,875 1,171,785,326
NXP Semiconductors NV 68,071 14,551,538
*Okta, Inc. 45,671 4,466,624
*Olo, Inc., Class A 29,559 309,778
*ON Semiconductor Corp. 96,295 5,427,186
*ON24, Inc. 2,745 13,615
OneSpan, Inc. 8,543 126,009
*Onto Innovation, Inc. 12,512 1,185,512
*Ooma, Inc. 2,074 23,602
*Optical Cable Corp. 3,184 14,264
Oracle Corp. 454,029 115,218,939
#*OSI Systems, Inc. 4,150 917,192
*Ouster, Inc. 9,954 232,725
*Palantir Technologies, Inc.,
Class A 577,988 91,524,400
*Palo Alto Networks, Inc. 178,973 31,069,713
#*PAR Technology Corp. 10,155 617,221
PC Connection, Inc. 3,535 217,721
*PDF Solutions, Inc. 5,626 125,066
Pegasystems, Inc. 32,170 1,888,701
#*Penguin Solutions, Inc. 14,678 345,960
*Photronics, Inc. 20,517 417,726
*Plexus Corp. 7,139 910,223
Power Integrations, Inc. 13,961 677,388
*Powerfleet, Inc. 31,266 126,940

21
Dimensional U.S. Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Procore Technologies, Inc. 21,419 $ 1,534,243
#Progress Software Corp. 11,367 546,525
*PTC, Inc. 31,422 6,749,760
*Pure Storage, Inc., Class A 83,322 4,959,325
*Q2 Holdings, Inc. 12,659 1,027,911
*Qorvo, Inc. 21,230 1,774,828
QUALCOMM, Inc. 306,404 44,967,851
*Qualys, Inc. 9,492 1,263,100
*Ralliant Corp. 30,542 1,396,380
*Rambus, Inc. 28,472 2,104,935
Red Violet, Inc. 2,106 93,359
*Ribbon Communications, Inc. 15,581 58,585
Richardson Electronics, Ltd. 978 9,858
*RingCentral, Inc., Class A 19,689 501,873
#*Riot Platforms, Inc. 51,402 689,301
*Rogers Corp. 4,892 320,817
Roper Technologies, Inc. 28,849 15,878,490
Salesforce, Inc. 258,670 66,822,221
*Samsara, Inc., Class A 74,839 2,846,127
*Sandisk Corp. 32,874 1,410,952
*Sanmina Corp. 13,922 1,615,509
Sapiens International Corp. NV 7,777 213,168
*ScanSource, Inc. 7,093 275,492
Seagate Technology Holdings
PLC 56,297 8,839,192
*SEMrush Holdings, Inc., Class A 9,186 82,307
#*Semtech Corp. 6,948 355,043
*SentinelOne, Inc., Class A 55,368 1,015,449
*ServiceNow, Inc. 55,909 52,728,896
*Silicon Laboratories, Inc. 7,660 1,009,358
*SiTime Corp. 6,447 1,307,774
Skyworks Solutions, Inc. 39,546 2,710,483
*Snowflake, Inc. 84,760 18,943,860
#*SolarEdge Technologies, Inc. 134 3,438
*Sono-Tek Corp. 1,633 5,405
*SoundThinking, Inc. 651 7,428
*Sprinklr, Inc., Class A 19,025 171,415
*SPS Commerce, Inc. 9,417 1,025,182
*Stratasys, Ltd. 966 10,462
*Synaptics, Inc. 7,502 470,375
*Synopsys, Inc. 46,394 29,389,207
Taitron Components, Inc. 2,996 6,501
TD SYNNEX Corp. 20,533 2,964,760
TE Connectivity PLC 81,576 16,784,262
*Teledyne Technologies, Inc. 12,485 6,879,485
*Telos Corp. 6,836 17,569
*Tenable Holdings, Inc. 24,044 752,818
*Teradata Corp. 19,103 399,826
Teradyne, Inc. 41,727 4,482,732
Texas Instruments, Inc. 244,974 44,354,992
*TransAct Technologies, Inc. 1,450 5,466
*Trimble, Inc. 62,905 5,277,100
*TTM Technologies, Inc. 29,009 1,370,675
*Turtle Beach Corp. 1,843 26,797
*Twilio, Inc., Class A 40,134 5,177,286
*Tyler Technologies, Inc. 11,717 6,849,290
#*UiPath, Inc., Class A 115,537 1,357,560
*Ultra Clean Holdings, Inc. 12,731 286,702
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Unisys Corp. 9,598 $ 39,640
*Unity Software, Inc. 71,040 2,369,894
#Universal Display Corp. 11,579 1,672,008
*Veeco Instruments, Inc. 16,909 351,369
*Verint Systems, Inc. 16,175 344,204
VeriSign, Inc. 22,429 6,030,485
#*Vertex, Inc., Class A 21,763 721,879
#*Viant Technology, Inc., Class A 1,368 19,836
#*Viasat, Inc. 31,781 522,162
*Viavi Solutions, Inc. 57,387 576,739
Vishay Intertechnology, Inc. 35,631 583,992
*Vishay Precision Group, Inc. 2,173 57,628
Vontier Corp. 41,244 1,710,389
#Western Digital Corp. 93,654 7,369,633
*WidePoint Corp. 3,222 9,698
*Workday, Inc., Class A 60,892 13,967,407
Xerox Holdings Corp. 23,111 93,600
*Xperi, Inc. 7,265 43,735
*Yext, Inc. 25,686 208,570
*Zebra Technologies Corp. 13,803 4,679,493
*Zeta Global Holdings Corp.,
Class A 18,462 288,930
*Zoom Communications, Inc. 67,892 5,027,403
*Zscaler, Inc. 26,822 7,659,290
TOTAL INFORMATION
TECHNOLOGY 5,148,631,025
MATERIALS — (2.2%)
AdvanSix, Inc. 8,151 163,998
Air Products and Chemicals, Inc. 60,790 17,500,225
#Albemarle Corp. 18,985 1,288,132
Alcoa Corp. 66,845 2,003,345
*Alpha Metallurgical Resources,
Inc. 2,139 252,552
Amcor PLC 627,254 5,864,825
*American Vanguard Corp. 2,478 9,565
AptarGroup, Inc. 18,063 2,838,420
Ardagh Metal Packaging SA 33,716 133,515
*Arq, Inc. 1,521 8,137
Ashland, Inc. 10,018 516,528
*Aspen Aerogels, Inc. 16,689 127,838
Avery Dennison Corp. 20,568 3,450,693
Avient Corp. 23,722 748,904
*Axalta Coating Systems, Ltd. 60,694 1,718,854
Balchem Corp. 8,535 1,301,331
Ball Corp. 71,208 4,077,370
*Bioceres Crop Solutions Corp. 634 2,168
Cabot Corp. 13,661 986,051
Caledonia Mining Corp. PLC 1,296 25,518
Carpenter Technology Corp. 12,885 3,213,390
Celanese Corp. 23,089 1,205,938
*Century Aluminum Co. 18,648 394,965
CF Industries Holdings, Inc. 43,290 4,018,611
#Chemours Co. (The) 34,266 410,507
*Clearwater Paper Corp. 3,774 85,141
*Cleveland-Cliffs, Inc. 93,857 987,376
*Coeur Mining, Inc. 134,542 1,169,170
Commercial Metals Co. 28,811 1,494,138

22
Dimensional U.S. Equity Market ETF
continued
Shares Value
MATERIALS — (Continued)
*Compass Minerals International,
Inc. 8,696 $ 173,311
*Core Molding Technologies, Inc. 389 6,473
Corteva, Inc. 184,893 13,336,332
CRH PLC 184,090 17,571,391
Crown Holdings, Inc. 30,747 3,055,022
#Dow, Inc. 158,914 3,701,107
DuPont de Nemours, Inc. 113,469 8,158,421
#Eagle Materials, Inc. 8,953 2,008,068
Eastman Chemical Co. 29,947 2,174,452
Ecolab, Inc. 69,787 18,267,445
*Ecovyst, Inc. 35,150 302,642
Element Solutions, Inc. 58,756 1,386,642
Ferroglobe PLC 8,760 37,055
#*Flotek Industries, Inc. 852 10,267
FMC Corp. 31,757 1,239,793
Freeport-McMoRan, Inc. 387,612 15,597,507
Friedman Industries, Inc. 1,479 22,422
#Graphic Packaging Holding Co. 77,550 1,734,018
Greif, Inc., Class A 8,966 568,713
Greif, Inc., Class B 290 19,038
Hawkins, Inc. 5,246 856,567
HB Fuller Co. 13,283 746,505
Hecla Mining Co. 159,542 915,771
Huntsman Corp. 33,953 329,344
#*Idaho Strategic Resources, Inc. 1,512 24,797
*Ingevity Corp. 9,515 397,632
Innospec, Inc. 6,638 530,376
International Flavors &
Fragrances, Inc. 68,048 4,833,449
#International Paper Co. 131,894 6,164,726
*Intrepid Potash, Inc. 2,213 73,649
#*Ivanhoe Electric, Inc. 11,862 113,401
*James Hardie Industries PLC 33,121 859,159
Kaiser Aluminum Corp. 5,045 390,029
*Knife River Corp. 14,884 1,227,632
Koppers Holdings, Inc. 3,685 121,089
Kronos Worldwide, Inc. 3,012 16,114
Linde PLC 126,697 58,313,561
Louisiana-Pacific Corp. 16,161 1,461,116
*LSB Industries, Inc. 7,324 56,615
LyondellBasell Industries NV,
Class A 65,506 3,794,763
Martin Marietta Materials, Inc. 16,758 9,633,839
Materion Corp. 5,355 563,882
Mativ Holdings, Inc. 11,654 77,149
*McEwen, Inc. 21,165 215,036
Mercer International, Inc. 5,736 21,281
*Metallus, Inc. 6,880 108,704
Minerals Technologies, Inc. 8,613 500,846
Mosaic Co. (The) 85,841 3,091,134
*MP Materials Corp. 29,462 1,811,913
Myers Industries, Inc. 5,149 75,433
NewMarket Corp. 2,038 1,400,106
Newmont Corp. 298,576 18,541,570
Northern Technologies
International Corp. 600 4,620
Nucor Corp. 61,129 8,745,726
Shares Value
MATERIALS — (Continued)
*O-I Glass, Inc. 48,953 $ 636,879
Olin Corp. 23,136 438,196
Olympic Steel, Inc. 1,650 51,315
Orion SA 16,297 158,081
Packaging Corp. of America 24,150 4,679,062
*Perimeter Solutions, Inc. 38,101 614,569
PPG Industries, Inc. 60,623 6,395,727
#Quaker Chemical Corp. 3,763 430,562
#Ramaco Resources, Inc., Class
A 4,803 97,741
Ramaco Resources, Inc., Class B 441 5,989
*Ranpak Holdings Corp. 5,983 21,838
*Rayonier Advanced Materials,
Inc. 13,693 52,581
Reliance, Inc. 14,468 4,197,601
Royal Gold, Inc. 17,876 2,706,784
#RPM International, Inc. 34,285 4,025,402
Ryerson Holding Corp. 7,001 144,221
Scotts Miracle-Gro Co. (The) 11,586 725,979
Sealed Air Corp. 40,570 1,187,484
Sensient Technologies Corp. 9,414 1,057,098
Sherwin-Williams Co. (The) 63,996 21,174,996
Silgan Holdings, Inc. 24,513 1,140,590
*Smith-Midland Corp. 371 12,900
Smurfit WestRock PLC 140,706 6,244,532
Sonoco Products Co. 27,605 1,244,157
Southern Copper Corp. 23,206 2,185,077
Steel Dynamics, Inc. 38,292 4,884,528
Stepan Co. 5,776 293,248
SunCoke Energy, Inc. 25,593 189,132
Sylvamo Corp. 9,261 426,654
*Tredegar Corp. 5,454 47,504
#TriMas Corp. 10,221 365,196
Tronox Holdings PLC 34,388 109,698
United States Lime & Minerals,
Inc. 3,285 327,120
#*US Gold Corp. 2,865 29,280
Vulcan Materials Co. 36,672 10,072,698
Warrior Met Coal, Inc. 8,900 457,282
#Westlake Corp. 9,477 751,526
Worthington Steel, Inc. 9,208 281,028
TOTAL MATERIALS 349,249,113
REAL ESTATE — (0.2%)
*Anywhere Real Estate, Inc. 16,328 75,435
*CBRE Group, Inc., Class A 82,290 12,815,845
*CKX Lands, Inc. 777 9,328
*Compass, Inc., Class A 126,817 1,006,927
*Comstock Holding Cos., Inc. 101 1,254
*CoStar Group, Inc. 113,462 10,800,448
*Cushman & Wakefield PLC 63,865 778,514
*Douglas Elliman, Inc. 7,294 20,059
#eXp World Holdings, Inc. 27,008 291,146
*Five Point Holdings LLC, Class A 4,782 25,488
*Forestar Group, Inc. 4,092 101,482
*FRP Holdings, Inc. 2,426 64,046
*Howard Hughes Holdings, Inc. 6,107 419,734
*J.W. Mays, Inc. 100 3,997
*Jones Lang LaSalle, Inc. 13,099 3,541,446

23
Dimensional U.S. Equity Market ETF
continued
Shares Value
REAL ESTATE — (Continued)
Kennedy-Wilson Holdings, Inc. 33,359 $ 244,188
Marcus & Millichap, Inc. 7,103 221,329
Newmark Group, Inc., Class A 44,050 668,239
*RE/MAX Holdings, Inc. 1,235 9,497
RMR Group, Inc. (The), Class A 2,835 45,530
#*Seaport Entertainment Group,
Inc. 1,537 35,459
St. Joe Co. (The) 9,125 460,812
#*Tejon Ranch Co. 2,974 53,413
*Zillow Group, Inc., Class A 14,161 1,086,857
*Zillow Group, Inc., Class C 43,304 3,444,833
TOTAL REAL ESTATE 36,225,306
UTILITIES — (2.4%)
AES Corp. (The) 140,711 1,850,350
ALLETE, Inc. 9,779 644,729
Alliant Energy Corp. 67,631 4,396,691
#Ameren Corp. 75,344 7,619,539
American Electric Power Co., Inc. 145,606 16,473,863
American States Water Co. 10,054 739,874
American Water Works Co., Inc. 51,286 7,192,349
Artesian Resources Corp., Class
A 1,014 33,107
#Atmos Energy Corp. 42,393 6,609,917
Avista Corp. 22,278 830,969
Black Hills Corp. 20,366 1,176,747
#Brookfield Renewable Corp. 17,709 648,681
California Water Service Group 18,040 820,279
#CenterPoint Energy, Inc. 175,756 6,822,848
Chesapeake Utilities Corp. 6,008 720,239
Clearway Energy, Inc., Class A 9,562 294,318
Clearway Energy, Inc., Class C 23,614 770,525
#CMS Energy Corp. 79,176 5,843,189
Consolidated Edison, Inc. 96,174 9,954,009
Consolidated Water Co., Ltd.,
Class OR 3,513 102,193
Constellation Energy Corp. 84,513 29,397,002
Dominion Energy, Inc. 235,872 13,786,718
DTE Energy Co. 54,613 7,558,985
Duke Energy Corp. 208,783 25,396,364
Edison International 101,493 5,289,815
Entergy Corp. 116,779 10,560,325
Essential Utilities, Inc. 69,879 2,571,547
Evergy, Inc. 60,546 4,286,657
Eversource Energy 97,510 6,445,411
Exelon Corp. 277,888 12,488,287
FirstEnergy Corp. 145,614 6,219,174
Genie Energy, Ltd., Class B 4,460 90,627
Global Water Resources, Inc. 752 7,182
H2O America 9,479 457,741
*Hallador Energy Co. 6,757 119,194
*Hawaiian Electric Industries, Inc. 54,761 587,038
#IDACORP, Inc. 14,104 1,767,654
MDU Resources Group, Inc. 51,919 895,603
#MGE Energy, Inc. 9,539 810,243
Middlesex Water Co. 5,457 281,581
#*Montauk Renewables, Inc. 9,108 19,764
National Fuel Gas Co. 24,049 2,087,213
New Jersey Resources Corp. 26,185 1,202,153
Shares Value
UTILITIES — (Continued)
NextEra Energy, Inc. 553,056 $ 39,300,159
#NiSource, Inc. 123,964 5,262,272
Northwest Natural Holding Co. 11,496 458,920
Northwestern Energy Group, Inc. 17,502 939,857
NRG Energy, Inc. 52,783 8,825,318
#OGE Energy Corp. 53,128 2,413,074
ONE Gas, Inc. 15,647 1,137,537
Ormat Technologies, Inc. 13,584 1,214,545
Otter Tail Corp. 11,045 852,453
PG&E Corp. 586,288 8,219,758
#Pinnacle West Capital Corp. 32,082 2,907,271
Portland General Electric Co. 28,193 1,159,296
PPL Corp. 194,585 6,944,739
Public Service Enterprise Group,
Inc. 133,947 12,027,101
*Pure Cycle Corp. 1,282 12,564
RGC Resources, Inc. 300 6,042
Sempra 176,270 14,397,734
#Southern Co. (The) 295,239 27,894,181
Southwest Gas Holdings, Inc. 15,710 1,227,579
Spire, Inc. 17,306 1,288,778
*Talen Energy Corp. 4,494 1,696,800
TXNM Energy, Inc. 24,666 1,400,782
UGI Corp. 63,018 2,279,991
Unitil Corp. 4,523 233,296
Vistra Corp. 90,297 18,830,536
WEC Energy Group, Inc. 85,085 9,281,072
Xcel Energy, Inc. 155,335 11,407,802
York Water Co. (The) 2,913 88,147
TOTAL UTILITIES 387,578,298
TOTAL COMMON STOCKS 15,867,547,907
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. CVR 01/02/26 6,708 104,712
#*<Albireo Pharma, Inc. CVR
03/02/26 2,674 16,445
*<Mirati Therapeutics CVR 5,963 18,306
*OmniAb, Inc.- Vesting 12.5 1,104 –
*OmniAb, Inc.- Vesting 15 1,104 –
*Poseida Therapeutics, Inc. CVR 4,712 2,356
*Verve Therapeutics, Inc. CVR 13,798 8,693
TOTAL HEALTH CARE 150,512
INDUSTRIALS — (0.0%)
*<Communications Systems CVR 225 27
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 1,080 9,720
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 3,911 1,041
TOTAL RIGHTS/WARRANTS 161,300
TOTAL INVESTMENT SECURITIES — (97.8%)
(Cost $8,634,899,566) 15,867,709,207

24
Dimensional U.S. Equity Market ETF
continued
Shares Value
SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term
Investment Fund 30,929,518 $ 357,761,730
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,992,661,296) $ 16,225,470,937
As of July 31, 2025 , Dimensional U.S. Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 36 09/19/25 $ 10,868,533 $ 11,473,650 $ 605,117
Total Futures Contracts ..............
$10,868,533 $11,473,650 $605,117
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment

25
Dimensional U.S. Equity Market ETF
continued
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 1,542,829,707 $ — $ — $ 1,542,829,707
Consumer Discretionary ................ 1,736,684,071 — — 1,736,684,071
Consumer Staples .................... 812,792,912 — — 812,792,912
Energy ............................. 500,087,577 — — 500,087,577
Financials ........................... 2,327,097,901 — — 2,327,097,901
Health Care ......................... 1,423,486,664 24,390 7,601 1,423,518,655
Industrials ........................... 1,602,853,342 — — 1,602,853,342
Information Technology ................ 5,148,631,025 — — 5,148,631,025
Materials ........................... 349,249,113 — — 349,249,113
Real Estate .......................... 36,225,306 — — 36,225,306
Utilities ............................. 387,578,298 — — 387,578,298
Rights/Warrants
Health Care ......................... — 11,049 139,463 150,512
Industrials ........................... — — 27 27
Information Technology ................ 9,720 — — 9,720
Materials ........................... — — 1,041 1,041
Securities Lending Collateral .............. — 357,761,730 — 357,761,730
Total Investments ....................... $15,867,525,636 $357,797,169 $148,132> $16,225,470,937
Financial Instruments
Assets
Futures Contracts** ..................... 605,117 — — 605,117
Total Other Financial Instruments .......... $605,117 $– $– $605,117
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

26
Dimensional U.S. Small Cap ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (91.7%)
COMMUNICATION SERVICES — (2.6%)
#*Advantage Solutions, Inc. 303,343 $ 415,580
#*Altice USA, Inc., Class A 679,411 1,766,469
*AMC Networks, Inc., Class A 95,411 571,512
#*Angi, Inc. 131,781 2,137,488
*Anterix, Inc. 47,342 1,051,466
#*Atlanta Braves Holdings, Inc. 22,661 1,067,333
*Atlanta Braves Holdings, Inc. 90,709 4,041,993
ATN International, Inc. 42,500 728,875
*Bandwidth, Inc., Class A 76,205 1,060,012
#*Boston Omaha Corp., Class A 85,190 1,145,805
*Bumble, Inc., Class A 243,274 1,892,672
*BuzzFeed, Inc. 29,638 64,314
#Cable One, Inc. 15,646 2,002,375
#*Cardlytics, Inc. 42,609 86,922
*Cargurus, Inc. 248,090 8,142,314
*Cars.com, Inc. 171,283 2,204,412
#Cinemark Holdings, Inc. 349,772 9,398,374
*Cineverse Corp. 7,439 37,493
*Creative Realities, Inc. 1,698 4,619
*DHI Group, Inc. 57,970 154,200
*DoubleVerify Holdings, Inc. 412,337 6,317,003
*E.W. Scripps Co. (The), Class A 233,462 698,051
#*EchoStar Corp., Class A 23,229 757,033
Entravision Communications
Corp., Class A 197,041 435,461
*Eventbrite, Inc., Class A 170,675 416,447
*EverQuote, Inc., Class A 61,377 1,509,260
*Frontier Communications Parent,
Inc. 319,423 11,735,601
#*fuboTV, Inc. 870,663 3,465,239
*Gaia, Inc. 18,204 76,457
#*Gambling.com Group, Ltd. 102,400 1,082,368
*Gannett Co., Inc. 407,247 1,551,611
*GCI Liberty, Inc., Class A 1,458 48,172
*GCI Liberty, Inc., Class C 13,683 454,960
*Globalstar, Inc. 50,319 1,181,993
#*Gogo, Inc. 316,833 5,024,971
Gray Media, Inc. 251,456 1,134,067
Gray Media, Inc., Class A 912 9,713
*Harte Hanks, Inc. 9,013 30,734
IDT Corp., Class B 69,624 4,101,550
*IMAX Corp. 152,487 3,932,640
*Integral Ad Science Holding
Corp. 462,092 3,789,154
#Iridium Communications, Inc. 302,512 7,399,444
John Wiley & Sons, Inc., Class A 144,609 5,581,907
*Liberty Broadband Corp., Class
A 8,193 500,838
*Liberty Broadband Corp., Class
C 75,189 4,610,589
*Liberty Global, Ltd., Class A 439,659 4,405,383
*Liberty Global, Ltd., Class C 369,978 3,784,875
*Liberty Latin America, Ltd., Class
A 108,360 763,938
Shares Value
COMMUNICATION SERVICES — (Continued)
*Liberty Latin America, Ltd., Class
C 430,297 $ 3,072,321
*Lionsgate Studios Corp. 139,825 827,764
*Lumen Technologies, Inc. 2,558,752 11,386,446
*Madison Square Garden
Entertainment Corp. 111,388 4,209,353
*Madison Square Garden Sports
Corp. 48,288 9,759,005
#*Magnite, Inc. 402,377 9,258,695
Marcus Corp. (The) 73,159 1,197,613
Match Group, Inc. 558,013 19,123,106
*MediaAlpha, Inc., Class A 6,122 61,342
National CineMedia, Inc. 49,956 240,288
New York Times Co. (The), Class
A 379,028 19,667,763
Nexstar Media Group, Inc. 85,647 16,025,410
*Nextdoor Holdings, Inc. 236,038 413,066
Paramount Global, Class A 2,622 50,054
Paramount Global, Class B 140,957 1,771,829
*PSQ Holdings, Inc. 5,308 10,828
*PubMatic, Inc., Class A 103,606 1,244,308
*QuinStreet, Inc. 144,389 2,369,423
#*Reading International, Inc.,
Class A 41,940 55,780
*Reading International, Inc., Class
B 1,232 11,889
#*Reservoir Media, Inc. 40,067 318,132
Saga Communications, Inc.,
Class A 16,830 212,058
Scholastic Corp. 71,652 1,767,655
Shenandoah Telecommunications
Co. 137,400 2,017,032
#Shutterstock, Inc. 85,914 1,646,112
Sinclair, Inc. 126,421 1,828,048
*Skillz, Inc. 3,692 25,586
#*Sphere Entertainment Co. 94,851 4,083,336
Spok Holdings, Inc. 52,568 964,097
#*Stagwell, Inc. 464,044 2,658,972
*Starz Entertainment Corp. 9,322 135,635
Sunrise Communications AG,
ADR 93,479 4,959,996
*Teads Holding Co. 82,359 208,368
*TechTarget, Inc. 68,559 496,367
TEGNA, Inc. 508,027 8,484,051
Telephone and Data Systems,
Inc. 342,627 13,376,158
*Thryv Holdings, Inc. 116,578 1,534,166
Townsquare Media, Inc., Class A 6,686 46,067
#*Travelzoo 32,711 326,783
#*TripAdvisor, Inc. 327,011 5,719,422
*TrueCar, Inc. 195,969 358,623
*United States Cellular Corp. 116,789 8,517,422
*Urban One, Inc. 21,094 13,764
*Vimeo, Inc. 430,151 1,630,272
#*Vivid Seats, Inc., Class A 259,413 402,090

27
Dimensional U.S. Small Cap ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
*WideOpenWest, Inc. 113,721 $ 383,240
*Yelp, Inc. 188,847 6,502,002
*Zedge, Inc., Class B 21,082 84,750
*Ziff Davis, Inc. 123,764 3,851,536
*ZoomInfo Technologies, Inc. 799,644 8,660,145
TOTAL COMMUNICATION
SERVICES 294,741,855
CONSUMER DISCRETIONARY — (13.3%)
#*1-800-Flowers.com, Inc., Class
A 94,539 558,726
*1stdibs.com, Inc. 48,970 135,157
*Abercrombie & Fitch Co. 137,295 13,183,066
Academy Sports & Outdoors, Inc. 196,740 9,992,425
*Accel Entertainment, Inc. 55,038 707,789
#Acushnet Holdings Corp. 165,005 13,137,698
*Adient PLC 214,529 4,599,502
ADT, Inc. 1,889,893 15,780,607
*Adtalem Global Education, Inc. 107,505 12,284,596
#Advance Auto Parts, Inc. 145,752 7,735,059
A-Mark Precious Metals, Inc. 62,466 1,329,276
AMCON Distributing Co. 369 40,586
*American Axle & Manufacturing
Holdings, Inc. 345,826 1,538,926
#American Eagle Outfitters, Inc. 497,714 5,375,311
*American Outdoor Brands, Inc. 36,024 338,986
*American Public Education, Inc. 49,557 1,462,923
*America's Car-Mart, Inc., Class
MA 25,613 1,153,610
#Aramark 478,212 20,352,703
#*Arhaus, Inc. 138,175 1,210,413
*Ark Restaurants Corp. 3,459 29,747
Arko Corp. 291,232 1,214,437
*Asbury Automotive Group, Inc. 56,353 12,517,128
Autoliv, Inc. 177,204 19,767,106
*AutoNation, Inc. 99,782 19,222,004
#*Barnes & Noble Education, Inc. 1,152 10,172
Bassett Furniture Industries, Inc. 24,393 385,897
Bath & Body Works, Inc. 429,483 12,437,828
*Beazer Homes USA, Inc. 63,795 1,499,183
#*Beyond, Inc. 87,873 786,463
*Biglari Holdings, Inc., Class A 235 349,210
*Biglari Holdings, Inc., Class B 5,384 1,659,995
#*Birkenstock Holding PLC 160,695 8,049,213
*BJ's Restaurants, Inc. 62,964 2,230,815
Bloomin' Brands, Inc. 209,972 1,912,845
#*Boot Barn Holdings, Inc. 85,646 14,722,547
BorgWarner, Inc. 555,664 20,448,435
Boyd Gaming Corp. 48,912 4,152,629
*Bright Horizons Family Solutions,
Inc. 138,625 15,678,488
#Brightstar Lottery PLC 1,324 19,648
*Brinker International, Inc. 128,422 20,239,307
Brunswick Corp. 181,573 10,583,890
Buckle, Inc. (The) 135,629 6,696,004
#Build-A-Bear Workshop, Inc. 38,235 1,938,897
#Caleres, Inc. 89,613 1,230,387
Camping World Holdings, Inc.,
Class A 160,201 2,217,182
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Canterbury Park Holding Corp. 6,569 $ 122,315
*Capri Holdings, Ltd. 203,511 3,701,865
*CarMax, Inc. 182,334 10,321,928
Carriage Services, Inc. 39,746 1,785,390
Carter's, Inc. 99,399 2,409,432
Cato Corp. (The), Class A 45,742 128,992
#*Cava Group, Inc. 130,451 11,480,993
#*Cavco Industries, Inc. 21,984 8,874,281
*Century Casinos, Inc. 5,306 12,522
Century Communities, Inc. 90,259 5,080,679
*Champion Homes, Inc. 156,596 9,536,696
#Cheesecake Factory, Inc. (The) 142,708 9,120,468
*Chegg, Inc. 89,430 117,153
#Choice Hotels International, Inc. 79,769 10,187,299
Churchill Downs, Inc. 55,313 5,920,704
*Citi Trends, Inc. 29,973 914,776
#Clarus Corp. 84,044 302,558
#Columbia Sportswear Co. 150,696 8,524,873
#*ContextLogic, Inc., Class A 11,208 83,948
*Cooper-Standard Holdings, Inc. 51,045 1,230,185
*Coursera, Inc. 432,802 5,470,617
#Cracker Barrel Old Country
Store, Inc. 62,403 3,868,986
#Cricut, Inc., Class A 64,130 314,237
#*Crocs, Inc. 148,467 14,806,614
*Culp, Inc. 23,287 98,970
Dana, Inc. 426,598 6,791,440
#*Dave & Buster's Entertainment,
Inc. 93,939 2,746,776
*Denny's Corp. 128,721 478,842
#Designer Brands, Inc., Class A 103,543 291,991
*Destination XL Group, Inc. 138,848 180,502
#Dillard's, Inc., Class A 27,173 12,687,889
#Dine Brands Global, Inc. 39,877 901,619
*Dorman Products, Inc. 81,540 9,835,355
#*Dream Finders Homes, Inc.,
Class A 93,766 2,374,155
*Duluth Holdings, Inc., Class B 66,678 140,024
*Dutch Bros, Inc., Class A 220,106 13,045,683
*El Pollo Loco Holdings, Inc. 90,083 927,855
*Envela Corp. 2,100 11,382
Escalade, Inc. 20,364 250,274
Ethan Allen Interiors, Inc. 73,973 2,202,176
#*Etsy, Inc. 238,473 13,895,822
*European Wax Center, Inc.,
Class A 104,571 489,392
*Figs, Inc., Class A 394,226 2,562,469
#*First Watch Restaurant Group,
Inc. 166,391 2,876,900
*Five Below, Inc. 92,428 12,618,271
Flanigan's Enterprises, Inc. 1,877 60,064
Flexsteel Industries, Inc. 14,821 504,062
*Floor & Decor Holdings, Inc.,
Class A 173,051 13,262,629
#*Foot Locker, Inc. 259,776 6,504,791
*Fox Factory Holding Corp. 105,157 3,193,618
*Frontdoor, Inc. 119,453 6,988,001
*Full House Resorts, Inc. 39,738 182,000
*Funko, Inc., Class A 138,265 530,938

28
Dimensional U.S. Small Cap ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*GameStop Corp., Class A 40,390 $ 906,756
Gap, Inc. (The) 922,418 17,950,254
#Garrett Motion, Inc. 622,186 8,113,305
*Genesco, Inc. 29,929 720,092
Gentex Corp. 583,470 15,415,277
*Gentherm, Inc. 79,877 2,559,259
*G-III Apparel Group, Ltd. 123,204 2,907,614
#*Global Business Travel Group I 475,008 3,054,301
Golden Entertainment, Inc. 30,591 860,219
*Goodyear Tire & Rubber Co.
(The) 790,194 8,123,194
Graham Holdings Co., Class B 10,132 9,667,752
*Grand Canyon Education, Inc. 103,562 17,463,660
*Green Brick Partners, Inc. 60,941 3,774,686
Group 1 Automotive, Inc. 37,434 15,428,423
#*Groupon, Inc. 20,402 629,198
#Guess?, Inc. 139,093 1,808,209
H&R Block, Inc. 345,392 18,768,601
Hamilton Beach Brands Holding
Co., Class A 26,903 418,880
*Hanesbrands, Inc. 917,768 3,753,671
#Harley-Davidson, Inc. 351,849 8,560,486
Hasbro, Inc. 318,176 23,914,108
Haverty Furniture Cos., Inc. 39,365 812,100
Haverty Furniture Cos., Inc.,
Class A 457 9,446
*Helen of Troy, Ltd. 54,239 1,192,173
#*Hilton Grand Vacations, Inc. 243,597 10,918,018
*Holley, Inc. 31,098 64,684
Hooker Furnishings Corp. 35,940 339,633
*Hovnanian Enterprises, Inc.,
Class A 13,997 1,672,222
*Inspired Entertainment, Inc. 64,471 580,884
#Installed Building Products, Inc. 77,580 15,693,658
#*iRobot Corp. 43,609 183,594
J Jill, Inc. 37,654 590,415
#Jack in the Box, Inc. 43,909 865,007
JAKKS Pacific, Inc. 30,741 544,423
Johnson Outdoors, Inc., Class A 24,670 819,044
KB Home 137,304 7,587,419
#Kohl's Corp. 278,699 3,021,097
Kontoor Brands, Inc. 150,256 8,363,249
#Krispy Kreme, Inc. 452,935 1,639,625
#*Kura Sushi USA, Inc., Class A 28,261 2,479,620
#Lakeland Industries, Inc. 26,893 374,082
#*Lands' End, Inc. 81,665 957,930
*Latham Group, Inc. 142,758 967,899
*Laureate Education, Inc. 657,235 14,853,511
#La-Z-Boy, Inc. 113,757 4,091,839
#LCI Industries 72,419 6,879,805
Lear Corp. 137,493 12,964,215
*Legacy Housing Corp. 37,984 850,082
Leggett & Platt, Inc. 363,582 3,472,208
#*Leslie's, Inc. 166,989 61,953
Levi Strauss & Co., Class A 228,098 4,491,250
*LGI Homes, Inc. 63,922 3,405,125
*Life Time Group Holdings, Inc. 500,096 14,362,757
#Lifetime Brands, Inc. 55,540 244,376
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Light & Wonder, Inc. 59,293 $ 5,711,102
*Lincoln Educational Services
Corp. 81,306 1,859,468
*Lindblad Expeditions Holdings,
Inc. 120,814 1,443,727
Lithia Motors, Inc. 58,571 16,868,448
#LKQ Corp. 331,322 9,764,059
#*Lovesac Co. (The) 40,152 723,138
#*Lucid Group, Inc. 4,610,615 11,342,113
#Lucky Strike Entertainment
Corp. 50,412 499,079
*M/I Homes, Inc. 42,762 5,139,565
#Macy's, Inc. 758,765 9,583,202
*Malibu Boats, Inc., Class A 59,451 1,980,313
Marine Products Corp. 65,017 558,496
*MarineMax, Inc. 59,083 1,340,002
Marriott Vacations Worldwide
Corp. 102,175 7,608,972
#*MasterCraft Boat Holdings, Inc. 45,946 888,596
*Mattel, Inc. 767,570 13,056,366
Matthews International Corp.,
Class A 78,674 1,848,052
Meritage Homes Corp. 87,788 5,911,644
#*Mister Car Wash, Inc. 825,247 4,765,801
#*Modine Manufacturing Co. 151,630 20,403,333
*Mohawk Industries, Inc. 141,875 16,246,106
Monarch Casino & Resort, Inc. 37,492 3,860,176
Monro, Inc. 80,485 1,134,436
*Motorcar Parts of America, Inc. 54,613 566,337
Movado Group, Inc. 44,171 685,092
Murphy USA, Inc. 33,701 12,215,938
Nathan's Famous, Inc. 11,779 1,119,005
*National Vision Holdings, Inc. 225,338 5,466,700
Newell Brands, Inc. 1,174,732 6,590,247
#*Norwegian Cruise Line
Holdings, Ltd. 758,814 19,395,286
*ODP Corp. (The) 78,056 1,392,519
#*Ollie's Bargain Outlet Holdings,
Inc. 154,861 21,158,658
#OneSpaWorld Holdings, Ltd. 284,362 6,290,087
#*OneWater Marine, Inc. 35,793 549,065
*Outdoor Holding Co. 21,791 25,713
#Oxford Industries, Inc. 40,766 1,556,446
Papa John's International, Inc. 94,178 3,994,089
#Patrick Industries, Inc. 98,241 9,552,955
*Penn Entertainment, Inc. 174,800 3,156,888
Penske Automotive Group, Inc. 11,083 1,855,405
Perdoceo Education Corp. 187,559 5,397,948
*Petco Health & Wellness Co.,
Inc. 593,900 1,787,639
#*PetMed Express, Inc. 38,784 121,006
Phinia, Inc. 116,694 5,916,386
*Planet Fitness, Inc., Class A 196,687 21,476,254
#Polaris, Inc. 132,130 6,990,998
Pool Corp. 6,789 2,091,962
#*Portillo's, Inc., Class A 168,293 1,676,198
#*Potbelly Corp. 77,355 930,581
*Pursuit Attractions and
Hospitality, Inc. 78,437 2,371,935

29
Dimensional U.S. Small Cap ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#PVH Corp. 134,310 $ 9,861,040
#*QuantumScape Corp. 883,672 7,599,579
RCI Hospitality Holdings, Inc. 20,240 725,199
Red Rock Resorts, Inc., Class A 16,620 1,019,637
*Revolve Group, Inc. 108,797 2,257,538
#*RH 44,085 9,064,758
Rocky Brands, Inc. 20,676 540,884
*RumbleON, Inc., Class B 10,522 22,201
#*Rush Street Interactive, Inc. 70,377 1,418,800
*Sabre Corp. 1,081,894 3,278,139
*Sally Beauty Holdings, Inc. 288,129 2,806,376
*Savers Value Village, Inc. 106,025 1,103,720
Service Corp. International 23,244 1,773,750
*Shake Shack, Inc., Class A 108,406 13,045,578
#Shoe Carnival, Inc. 73,587 1,505,590
Signet Jewelers, Ltd. 117,028 9,256,915
*Skechers USA, Inc., Class A 280,056 17,713,542
#*Sleep Number Corp. 58,160 426,313
#Smith & Wesson Brands, Inc. 126,233 1,003,552
*Soho House & Co., Inc. 18,405 116,872
#Somnigroup International, Inc. 171,286 12,397,681
Sonic Automotive, Inc., Class A 63,734 4,611,155
*Sonos, Inc. 335,703 3,628,949
*Sportsman's Warehouse
Holdings, Inc. 51,083 172,150
Standard Motor Products, Inc. 61,514 1,867,565
#Steven Madden, Ltd. 200,861 4,821,668
*Stitch Fix, Inc., Class A 318,322 1,505,663
*Stoneridge, Inc. 65,512 504,442
Strategic Education, Inc. 71,777 5,321,906
*Strattec Security Corp. 11,355 720,588
#*Stride, Inc. 140,158 17,972,460
Sturm Ruger & Co., Inc. 42,388 1,447,974
Superior Group of Cos., Inc. 41,277 398,323
#*Sweetgreen, Inc., Class A 259,171 3,338,122
*Target Hospitality Corp. 46,168 350,415
*Taylor Morrison Home Corp. 293,203 17,381,074
Texas Roadhouse, Inc. 21,642 4,006,583
#Thor Industries, Inc. 147,175 13,391,453
*Tile Shop Holdings, Inc. 124,075 782,913
#*Tilly's, Inc., Class A 59,185 105,941
Toll Brothers, Inc. 45,253 5,356,145
#*TopBuild Corp. 48,760 18,062,167
*Topgolf Callaway Brands Corp. 487,140 4,506,045
Travel + Leisure Co. 183,593 10,877,885
*Tri Pointe Homes, Inc. 273,048 8,409,878
*Udemy, Inc. 40,693 309,674
#*Under Armour, Inc., Class A 515,820 3,425,045
*Under Armour, Inc., Class C 591,164 3,724,333
*Unifi, Inc. 50,492 229,234
*United Homes Group, Inc. 4,086 15,323
#*United Parks & Resorts, Inc. 170,005 8,046,337
*Universal Electronics, Inc. 33,934 205,979
*Universal Technical Institute, Inc. 139,619 4,498,524
Upbound Group, Inc. 161,136 3,325,041
#*Urban Outfitters, Inc. 265,891 20,016,274
#Vail Resorts, Inc. 88,829 13,347,446
*Valvoline, Inc. 338,467 11,930,962
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Vera Bradley, Inc. 97,832 $ 188,816
#VF Corp. 860,663 10,086,970
#*Victoria's Secret & Co. 225,399 4,237,501
*Visteon Corp. 78,326 8,705,935
#*Warby Parker, Inc., Class A 262,125 6,277,894
*Wayfair, Inc., Class A 40,477 2,656,910
#Wendy's Co. (The) 523,953 5,160,937
Weyco Group, Inc. 22,169 644,675
#Whirlpool Corp. 143,340 11,902,954
Wingstop, Inc. 48,987 18,484,755
Winmark Corp. 9,643 3,639,461
Winnebago Industries, Inc. 78,848 2,343,363
Wolverine World Wide, Inc. 195,116 4,405,719
#Wyndham Hotels & Resorts, Inc. 178,482 15,349,452
Wynn Resorts, Ltd. 162,529 17,720,537
#*XPEL, Inc. 64,163 2,097,488
#*YETI Holdings, Inc. 234,655 8,621,225
*Zumiez, Inc. 50,846 697,099
TOTAL CONSUMER
DISCRETIONARY 1,517,662,027
CONSUMER STAPLES — (3.9%)
Albertsons Cos., Inc., Class A 16,937 325,529
Alico, Inc. 22,479 725,622
Andersons, Inc. (The) 108,827 3,909,066
#B&G Foods, Inc. 233,016 955,366
*BellRing Brands, Inc. 333,650 18,210,617
*Boston Beer Co., Inc. (The),
Class A 25,227 5,224,007
*Bridgford Foods Corp. 6,015 45,774
Bunge Global SA 92,348 7,365,676
Calavo Growers, Inc. 49,190 1,293,697
Cal-Maine Foods, Inc. 126,775 14,089,773
*Celsius Holdings, Inc. 42,755 1,938,512
*Central Garden & Pet Co. 25,790 1,006,326
*Central Garden & Pet Co., Class
A 160,691 5,707,744
#*Chefs' Warehouse, Inc. (The) 110,601 7,582,805
Coca-Cola Consolidated, Inc. 90,790 10,145,782
*Coffee Holding Co., Inc. 2,710 11,138
#Conagra Brands, Inc. 406,631 7,425,082
*Coty, Inc., Class A 1,204,516 5,841,903
*Darling Ingredients, Inc. 382,713 12,392,247
Dole PLC 282,574 4,023,854
Edgewell Personal Care Co. 183,118 4,620,067
#*elf Beauty, Inc. 90,852 11,010,354
Energizer Holdings, Inc. 182,952 4,120,079
#Flowers Foods, Inc. 562,906 8,922,060
Fresh Del Monte Produce, Inc. 141,757 5,328,646
#*Freshpet, Inc. 139,197 9,509,939
#*Grocery Outlet Holding Corp. 283,316 3,731,272
*Hain Celestial Group, Inc. (The) 182,866 287,100
#*Herbalife, Ltd. 245,468 2,258,306
*HF Foods Group, Inc. 2,308 6,255
*Honest Co., Inc. (The) 286,236 1,319,548
Ingles Markets, Inc., Class A 40,083 2,522,423
Ingredion, Inc. 168,366 22,146,864
Interparfums, Inc. 92,162 11,114,737
#J&J Snack Foods Corp. 56,144 6,338,096

30
Dimensional U.S. Small Cap ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
J.M. Smucker Co. (The) 54,395 $ 5,838,759
John B. Sanfilippo & Son, Inc. 27,581 1,746,153
*Laird Superfood, Inc. 4,653 32,338
#Lamb Weston Holdings, Inc. 268,531 15,325,064
#Lifevantage Corp. 31,854 399,768
*Lifeway Foods, Inc. 13,612 343,295
Limoneira Co. 48,539 712,552
*Mama's Creations, Inc. 92,931 767,610
*Maplebear, Inc. 30,147 1,446,152
Marzetti Co. (The) 76,670 13,628,859
#*Medifast, Inc. 25,930 357,056
MGP Ingredients, Inc. 51,878 1,467,110
*Mission Produce, Inc. 120,072 1,481,688
#Molson Coors Beverage Co.,
Class B 120,387 5,865,255
*National Beverage Corp. 188,221 8,624,286
*Natural Alternatives International,
Inc. 16,917 61,747
Natural Grocers by Vitamin
Cottage, Inc. 59,602 2,258,320
*Nature's Sunshine Products, Inc. 45,625 639,206
Nu Skin Enterprises, Inc., Class A 108,606 910,118
Oil-Dri Corp. of America 33,124 1,868,194
*Olaplex Holdings, Inc. 28,139 39,113
#Pilgrim's Pride Corp. 79,221 3,754,283
*Post Holdings, Inc. 151,543 16,034,765
PriceSmart, Inc. 88,912 9,558,040
Reynolds Consumer Products,
Inc. 465,347 10,465,654
*Rocky Mountain Chocolate
Factory, Inc. 4,755 7,893
Seaboard Corp. 2,340 7,411,201
*Seneca Foods Corp., Class A 18,489 1,936,353
*Seneca Foods Corp., Class B 1,443 153,968
*Simply Good Foods Co. (The) 297,632 9,065,871
SpartanNash Co. 47,112 1,250,352
Spectrum Brands Holdings, Inc. 68,841 3,683,682
*Sprouts Farmers Market, Inc. 298,590 45,248,329
#The Campbell's Company 613,471 19,581,994
#Tootsie Roll Industries, Inc. 109,959 4,170,745
*TreeHouse Foods, Inc. 141,235 2,714,537
Turning Point Brands, Inc. 50,554 4,192,949
*United Natural Foods, Inc. 187,214 5,174,595
United-Guardian, Inc. 10,372 82,457
Universal Corp. 76,883 4,187,817
*USANA Health Sciences, Inc. 48,313 1,419,919
Utz Brands, Inc. 239,823 3,124,894
Village Super Market, Inc., Class
A 28,927 995,089
*Vita Coco Co., Inc. (The) 142,006 5,007,131
#*Vital Farms, Inc. 117,809 4,382,495
Walgreens Boots Alliance, Inc. 24,854 289,301
#WD-40 Co. 34,881 7,478,486
#Weis Markets, Inc. 80,004 5,793,090
#WK Kellogg Co. 135,715 3,128,231
*Zevia PBC, Class A 18,805 58,295
TOTAL CONSUMER STAPLES 445,621,325
Shares Value
ENERGY — (4.6%)
*Amplify Energy Corp. 107,225 $ 407,455
Antero Midstream Corp. 1,228,142 22,536,406
*Antero Resources Corp. 344,948 12,049,034
#APA Corp. 797,531 15,384,373
Archrock, Inc. 506,358 11,828,523
Ardmore Shipping Corp. 108,454 1,179,980
Aris Water Solutions, Inc., Class
A 91,250 1,940,887
#Atlas Energy Solutions, Inc. 210,709 2,739,217
Berry Corp. 198,473 599,388
*Bristow Group, Inc. 79,343 2,742,888
Cactus, Inc., Class A 192,945 8,163,503
California Resources Corp. 190,830 9,194,189
#*Centrus Energy Corp., Class A 42,432 9,139,853
Chord Energy Corp. 7,143 788,087
Civitas Resources, Inc. 168,875 5,127,045
*Clean Energy Fuels Corp. 568,993 1,155,056
#*CNX Resources Corp. 429,224 13,009,779
#*Comstock Resources, Inc. 727,845 13,006,590
#*Comstock, Inc. 18,946 62,143
#Core Laboratories, Inc. 119,414 1,306,389
Core Natural Resources, Inc. 120,863 8,920,898
#Crescent Energy Co., Class A 654,781 6,050,176
CVR Energy, Inc. 253,897 6,799,362
Delek US Holdings, Inc. 89,164 1,994,599
DHT Holdings, Inc. 481,536 5,340,234
*DMC Global, Inc. 59,028 477,537
Dorian LPG, Ltd. 115,961 3,338,517
DT Midstream, Inc. 188,535 19,368,201
#Energy Services of America
Corp. 28,044 306,521
Epsilon Energy, Ltd. 59,052 369,075
Evolution Petroleum Corp. 93,836 453,228
#Excelerate Energy, Inc., Class A 68,141 1,748,498
*Expro Group Holdings NV 310,405 3,346,166
*Forum Energy Technologies, Inc. 29,993 591,162
FutureFuel Corp. 121,656 492,707
*Geospace Technologies Corp. 31,717 514,133
Granite Ridge Resources, Inc. 133,437 692,538
*Green Plains, Inc. 149,562 1,236,878
*Gulf Island Fabrication, Inc. 30,472 204,772
*Gulfport Energy Corp. 47,040 8,191,075
*Helix Energy Solutions Group,
Inc. 420,736 2,494,964
#Helmerich & Payne, Inc. 274,334 4,446,954
HF Sinclair Corp. 426,621 18,745,727
#HighPeak Energy, Inc. 31,178 310,845
*Innovex International, Inc. 145,531 2,389,619
#International Seaways, Inc. 142,892 5,701,391
#Kinetik Holdings, Inc. 134,930 5,853,263
*KLX Energy Services Holdings,
Inc. 4,571 8,182
#Kodiak Gas Services, Inc. 223,613 7,229,408
#*Kosmos Energy, Ltd. 1,114,345 2,395,842
Liberty Energy, Inc. 455,232 5,617,563
#*Lightbridge Corp. 11,391 153,551
#Magnolia Oil & Gas Corp., Class
A 518,614 12,353,385
*Mammoth Energy Services, Inc. 45,550 118,430

31
Dimensional U.S. Small Cap ETF
continued
Shares Value
ENERGY — (Continued)
#Matador Resources Co. 319,458 $ 15,934,565
Mexco Energy Corp. 1,439 11,872
#*MIND Technology, Inc. 2,333 22,047
Murphy Oil Corp. 374,143 9,282,488
#*Nabors Industries, Ltd. 24,673 858,127
NACCO Industries, Inc., Class A 16,120 611,270
*National Energy Services
Reunited Corp. 5,360 35,751
*Natural Gas Services Group, Inc. 35,875 864,229
*NCS Multistage Holdings, Inc. 1,442 43,909
#*New Fortress Energy, Inc. 170,053 463,394
#Noble Corp. PLC 402,392 10,788,130
#Nordic American Tankers, Ltd. 591,942 1,651,518
#Northern Oil & Gas, Inc. 277,973 7,827,720
NOV, Inc. 963,776 12,124,302
*Oceaneering International, Inc. 297,112 6,447,330
*Oil States International, Inc. 171,026 853,420
Ovintiv, Inc. 385,074 15,857,347
*Par Pacific Holdings, Inc. 131,995 4,142,003
Patterson-UTI Energy, Inc. 1,031,464 6,095,952
PBF Energy, Inc., Class A 297,490 6,723,274
#Peabody Energy Corp. 341,045 5,507,877
Permian Resources Corp. 1,115,435 15,794,560
*PrimeEnergy Resources Corp. 3,946 665,177
#*ProFrac Holding Corp., Class A 15,607 109,561
*ProPetro Holding Corp. 286,740 1,536,926
Range Resources Corp. 647,587 23,779,395
Ranger Energy Services, Inc. 58,829 787,720
*REX American Resources Corp. 50,589 2,644,793
Riley Exploration Permian, Inc. 17,167 450,462
#RPC, Inc. 574,918 2,673,369
SandRidge Energy, Inc. 59,923 622,600
Schlumberger NV 31,554 1,066,525
Scorpio Tankers, Inc. 138,382 6,256,250
*SEACOR Marine Holdings, Inc. 64,431 322,155
*Seadrill, Ltd. 167,479 4,883,688
Select Water Solutions, Inc. 302,210 2,910,282
#SFL Corp., Ltd. 411,302 3,775,752
Sitio Royalties Corp., Class A 180,600 3,281,502
SM Energy Co. 323,581 8,927,600
Smart Sand, Inc. 15,659 31,944
#Solaris Energy Infrastructure,
Inc. 72,178 2,358,055
*Talos Energy, Inc. 497,003 4,249,376
TechnipFMC PLC 158,380 5,760,281
Teekay Corp., Ltd. 243,006 1,749,643
#Teekay Tankers, Ltd., Class A 82,772 3,505,394
*TETRA Technologies, Inc. 364,338 1,493,786
#*Tidewater, Inc. 133,671 6,684,887
#*Transocean, Ltd. 2,272,968 6,637,067
#*Uranium Energy Corp. 1,210,067 10,491,281
VAALCO Energy, Inc. 248,506 924,442
#*Valaris, Ltd. 185,427 9,017,315
#*Vital Energy, Inc. 82,317 1,538,505
#Vitesse Energy, Inc. 82,657 1,977,982
#W&T Offshore, Inc. 9,037 15,995
Weatherford International PLC 154,917 8,760,556
Shares Value
ENERGY — (Continued)
World Kinect Corp. 185,290 $ 5,052,858
TOTAL ENERGY 527,500,395
FINANCIALS — (19.1%)
1st Source Corp. 73,995 4,426,381
*Acacia Research Corp. 197,251 698,269
Acadian Asset Management, Inc. 106,883 4,466,641
ACNB Corp. 18,725 788,322
Affiliated Managers Group, Inc. 82,808 17,378,915
Alerus Financial Corp. 53,238 1,125,451
Ally Financial, Inc. 28,521 1,079,520
*AlTi Global, Inc. 3,432 14,037
Amalgamated Financial Corp. 100,522 2,914,133
*Ambac Financial Group, Inc. 134,931 1,133,420
Amerant Bancorp, Inc. 105,970 2,045,221
American Coastal Insurance
Corp. 57,769 601,375
#American Financial Group, Inc. 46,151 5,764,260
Ameris Bancorp 197,701 13,512,863
AMERISAFE, Inc. 54,924 2,459,497
AmeriServ Financial, Inc. 40,106 112,698
Ames National Corp. 20,417 368,527
Arrow Financial Corp. 45,993 1,232,612
#Artisan Partners Asset
Management, Inc., Class A 176,885 8,004,046
Associated Banc-Corp. 436,961 10,810,415
Associated Capital Group, Inc.,
Class A 1,556 57,603
Assurant, Inc. 46,592 8,726,682
Assured Guaranty, Ltd. 199,212 16,849,351
Atlantic American Corp. 4,900 11,221
Atlantic Union Bankshares Corp. 394,411 12,502,829
*Atlanticus Holdings Corp. 39,037 1,937,406
Auburn National Bancorp, Inc. 300 8,388
*AvidXchange Holdings, Inc. 445,746 4,395,056
Axis Capital Holdings, Ltd. 204,809 19,219,277
*Axos Financial, Inc. 163,258 14,097,328
#*B Riley Financial, Inc. 24,955 134,008
#*Bakkt Holdings, Inc. 3,308 32,749
#*Baldwin Insurance Group, Inc.
(The) 177,340 6,533,206
#Banc of California, Inc. 320,573 4,654,720
BancFirst Corp. 95,574 11,900,874
*Bancorp, Inc. (The) 141,109 8,912,444
Bank First Corp. 11,639 1,382,946
Bank of Hawaii Corp. 121,774 7,535,375
Bank of Marin Bancorp 42,672 966,521
Bank of NT Butterfield & Son, Ltd.
(The) 128,229 5,835,702
Bank OZK 335,081 16,519,493
Bank7 Corp. 7,739 342,760
BankFinancial Corp. 34,488 383,507
BankUnited, Inc. 227,000 8,278,690
Bankwell Financial Group, Inc. 20,133 803,307
Banner Corp. 104,891 6,511,109
Bar Harbor Bankshares 41,427 1,203,040
BayCom Corp. 30,213 816,053
BCB Bancorp, Inc. 48,644 406,664
Berkshire Hills Bancorp, Inc. 127,878 3,150,914

32
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
#BGC Group, Inc., Class A 962,619 $ 8,923,478
*Blue Foundry Bancorp 60,133 514,137
#*Blue Ridge Bankshares, Inc. 97,262 356,952
BOK Financial Corp. 157,439 15,984,782
Bread Financial Holdings, Inc. 152,136 9,325,937
Bridge Investment Group
Holdings, Inc., Class A 44,112 451,707
*Bridgewater Bancshares, Inc. 67,003 1,042,567
*Brighthouse Financial, Inc. 174,047 8,328,149
Brookline Bancorp, Inc. 246,302 2,541,837
Burke & Herbert Financial
Services Corp. 5,659 328,165
Business First Bancshares, Inc. 68,314 1,622,457
*BV Financial, Inc. 7,617 119,130
Byline Bancorp, Inc. 122,188 3,213,544
C&F Financial Corp. 8,830 563,795
Cadence Bank 582,024 20,283,536
*California Bancorp 8,631 129,379
*California First Leasing Corp. 265 5,141
Camden National Corp. 46,380 1,748,990
#*Cantaloupe, Inc. 53,430 591,470
Capital Bancorp, Inc. 31,167 981,137
Capital City Bank Group, Inc. 43,992 1,741,643
Capitol Federal Financial, Inc. 365,296 2,199,082
*Carter Bankshares, Inc. 62,967 1,094,366
Cass Information Systems, Inc. 36,636 1,465,806
Cathay General Bancorp 206,520 9,338,834
#CB Financial Services, Inc. 2,633 83,348
Central Pacific Financial Corp. 75,014 1,999,873
Chemung Financial Corp. 11,965 605,429
ChoiceOne Financial Services,
Inc. 8,061 236,993
Citizens & Northern Corp. 42,139 801,484
Citizens Community Bancorp, Inc. 25,073 369,576
Citizens Financial Services, Inc. 2,491 133,742
#*Citizens, Inc. 48,245 184,296
City Holding Co. 43,628 5,326,979
Civista Bancshares, Inc. 41,886 815,520
CNB Financial Corp. 66,564 1,527,644
CNO Financial Group, Inc. 253,838 9,351,392
*Coastal Financial Corp. 41,203 3,963,729
#Cohen & Steers, Inc. 128,485 9,451,357
Colony Bankcorp, Inc. 42,923 703,508
Columbia Banking System, Inc. 493,654 11,748,965
#*Columbia Financial, Inc. 215,179 3,096,426
Comerica, Inc. 298,826 20,191,673
Commerce Bancshares, Inc. 307,442 18,815,450
Community Financial System, Inc. 156,927 8,270,053
Community Trust Bancorp, Inc. 50,381 2,719,566
Community West Bancshares 47,680 917,840
ConnectOne Bancorp, Inc. 136,833 3,151,264
*Consumer Portfolio Services,
Inc. 33,911 267,897
Crawford & Co., Class A 75,318 720,793
Crawford & Co., Class B 55,465 510,833
#*Credit Acceptance Corp. 29,403 14,415,703
Cullen/Frost Bankers, Inc. 144,826 18,452,281
*Customers Bancorp, Inc. 101,033 6,440,854
Shares Value
FINANCIALS — (Continued)
#CVB Financial Corp. 420,528 $ 7,859,668
*Dave, Inc. 21,980 5,182,884
Diamond Hill Investment Group,
Inc. 8,078 1,095,134
DigitalBridge Group, Inc. 449,913 4,832,066
Dime Community Bancshares,
Inc. 120,182 3,330,243
#Dominari Holdings, Inc. 1,182 5,378
Donegal Group, Inc., Class A 83,657 1,434,718
Donegal Group, Inc., Class B 870 13,485
*Donnelley Financial Solutions,
Inc. 83,210 4,406,802
Eagle Bancorp Montana, Inc. 7,290 117,515
Eagle Bancorp, Inc. 87,007 1,399,943
Eagle Financial Services, Inc. 1,391 45,917
Eastern Bankshares, Inc. 556,571 8,599,022
*eHealth, Inc. 85,741 291,519
Employers Holdings, Inc. 74,479 3,074,493
Enact Holdings, Inc. 216,719 7,533,152
*Encore Capital Group, Inc. 77,450 2,856,356
*Enova International, Inc. 78,749 8,233,995
Enterprise Financial Services
Corp. 112,152 6,189,669
Equity Bancshares, Inc., Class A 46,601 1,751,266
#Esquire Financial Holdings, Inc. 21,521 2,063,433
Essent Group, Ltd. 305,951 17,130,196
*Euronet Worldwide, Inc. 124,697 12,118,054
Evercore, Inc. 74,030 22,293,394
EVERTEC, Inc. 175,720 6,352,278
*EZCORP, Inc., Class A 167,847 2,403,569
F&G Annuities & Life, Inc. 92,144 2,940,315
Farmers & Merchants Bancorp,
Inc. 17,052 409,419
Farmers National Banc Corp. 98,602 1,335,071
FB Financial Corp. 140,605 6,855,900
Federal Agricultural Mortgage
Corp., Class A 1,115 142,720
Federal Agricultural Mortgage
Corp., Class C 28,302 4,875,586
Federated Hermes, Inc. 251,129 12,448,465
Fidelis Insurance Holdings, Ltd. 271,077 4,095,973
Fidelity D&D Bancorp, Inc. 1,879 75,987
*Finance Of America Cos., Inc.,
Class A 5,301 114,131
Financial Institutions, Inc. 55,535 1,415,587
#Finward Bancorp 211 5,851
#*Finwise Bancorp 2,393 42,763
#First American Financial Corp. 260,191 15,624,470
#First Bancorp 118,663 5,943,830
First Bancorp 467,856 9,745,440
First Bancorp, Inc. (The) 31,083 783,602
First Bank 58,145 866,360
First Busey Corp. 238,334 5,319,615
First Business Financial Services,
Inc. 21,882 1,042,021
First Capital, Inc. 631 22,413
First Commonwealth Financial
Corp. 298,606 4,929,985
First Community Bankshares, Inc. 50,148 1,830,402

33
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
First Community Corp. 8,733 $ 216,360
First Financial Bancorp 351,198 8,513,040
First Financial Bankshares, Inc. 410,495 14,211,337
First Financial Corp. 32,498 1,740,268
#First Financial Northwest, Inc. 23,602 28,322
*First Foundation, Inc. 229,015 1,115,303
First Hawaiian, Inc. 364,041 8,827,994
First Horizon Corp. 978,853 21,348,784
First Internet Bancorp 24,520 537,724
First Interstate BancSystem, Inc.,
Class A 296,964 8,549,594
First Merchants Corp. 175,121 6,675,613
First Mid Bancshares, Inc. 60,527 2,298,210
First Northwest Bancorp 16,245 124,274
First Savings Financial Group,
Inc. 6,166 157,726
First United Corp. 17,601 578,545
*First Western Financial, Inc. 17,779 384,826
FirstCash Holdings, Inc. 133,449 17,787,417
*Firstsun Capital Bancorp 5,146 182,940
Five Star Bancorp 28,019 843,092
#Flagstar Financial, Inc. 989,508 11,171,545
Flushing Financial Corp. 93,346 1,119,219
*Flywire Corp. 332,724 3,623,364
FNB Corp. 1,066,101 16,332,667
Franklin Resources, Inc. 169,520 4,068,480
FS Bancorp, Inc. 20,991 820,538
Fulton Financial Corp. 541,907 9,727,231
FVCBankcorp, Inc. 15,182 194,481
#*GBank Financial Holdings, Inc. 393 14,751
#GCM Grosvenor, Inc., Class A 119,989 1,414,670
*Genworth Financial, Inc. 1,276,268 10,031,466
German American Bancorp, Inc. 95,022 3,650,745
#Glacier Bancorp, Inc. 328,469 14,396,796
Globe Life, Inc. 122,059 17,145,628
*GoHealth, Inc., Class A 1,711 10,488
#Goosehead Insurance, Inc.,
Class A 64,099 5,827,240
Great Southern Bancorp, Inc. 33,726 1,920,358
*Green Dot Corp., Class A 147,437 1,492,062
Greene County Bancorp, Inc. 9,649 228,585
*Greenlight Capital Re, Ltd.,
Class A 95,569 1,242,397
Guaranty Bancshares, Inc. 30,487 1,329,538
*Hagerty, Inc., Class A 23,300 236,728
*Hamilton Insurance Group, Ltd.,
Class B 69,036 1,483,584
#Hamilton Lane, Inc., Class A 99,814 15,201,672
Hancock Whitney Corp. 256,333 15,308,207
Hanmi Financial Corp. 83,085 1,895,169
#Hanover Bancorp, Inc. 596 12,403
Hanover Insurance Group, Inc.
(The) 105,134 18,044,148
HarborOne Bancorp, Inc. 117,656 1,391,870
Hawthorn Bancshares, Inc. 4,255 121,353
HBT Financial, Inc. 47,748 1,187,493
HCI Group, Inc. 34,287 4,801,551
Heritage Commerce Corp. 171,507 1,586,440
Heritage Financial Corp. 94,018 2,119,166
Shares Value
FINANCIALS — (Continued)
*Heritage Global, Inc. 25,310 $ 54,417
*Heritage Insurance Holdings, Inc. 103,182 2,176,108
Hilltop Holdings, Inc. 151,147 4,473,951
#Hingham Institution For Savings
(The) 3,897 954,297
*Hippo Holdings, Inc. 65,121 1,682,727
Home Bancorp, Inc. 19,937 1,042,506
Home BancShares, Inc. 571,317 16,088,287
*HomeStreet, Inc. 50,232 657,035
HomeTrust Bancshares, Inc. 41,630 1,617,742
Hope Bancorp, Inc. 353,791 3,534,372
Horace Mann Educators Corp. 116,196 4,941,816
Horizon Bancorp, Inc. 120,337 1,864,020
Houlihan Lokey, Inc. 33,742 6,433,250
Independent Bank Corp. 147,556 9,377,184
Independent Bank Corp. 56,976 1,740,617
International Bancshares Corp. 179,756 12,255,764
*International Money Express,
Inc. 81,519 732,856
Invesco, Ltd. 974,647 20,477,333
Investar Holding Corp. 23,835 517,220
Investors Title Co. 5,255 1,109,961
Jackson Financial, Inc., Class A 212,911 18,642,487
James River Group Holdings, Ltd. 100,287 571,636
Janus Henderson Group PLC 430,333 18,633,419
Jefferies Financial Group, Inc. 156,866 9,044,894
Kearny Financial Corp. 179,114 1,062,146
#Kemper Corp. 174,296 10,734,891
*Kentucky First Federal Bancorp 3,402 10,886
#*Kestrel Group, Ltd. 6,721 182,677
*Kingstone Cos., Inc. 35,683 584,844
#Kinsale Capital Group, Inc. 18,394 8,106,052
#Lake Shore Bancorp, Inc. 457 5,626
#Lakeland Financial Corp. 74,570 4,725,501
Landmark Bancorp, Inc. 6,096 148,072
#Lazard, Inc. 261,546 13,595,161
LCNB Corp. 21,717 320,543
#*Lemonade, Inc. 38,610 1,454,825
*LendingClub Corp. 331,868 5,173,822
*LendingTree, Inc. 35,484 1,656,393
Lincoln National Corp. 444,038 16,922,288
Live Oak Bancshares, Inc. 124,205 3,926,120
Magyar Bancorp, Inc. 1,254 21,168
MainStreet Bancshares, Inc. 1,302 26,300
#MarketAxess Holdings, Inc. 76,640 15,749,520
*Marqeta, Inc., Class A 1,308,617 7,459,117
Mercantile Bank Corp. 44,578 2,036,769
Merchants Bancorp 146,297 4,286,502
Mercury General Corp. 160,269 11,098,628
Meridian Corp. 15,184 223,660
Metrocity Bankshares, Inc. 48,452 1,337,275
Metropolitan Bank Holding Corp. 27,050 1,908,107
MGIC Investment Corp. 631,688 16,360,719
Mid Penn Bancorp, Inc. 39,699 1,089,738
Middlefield Banc Corp. 654 18,214
Midland States Bancorp, Inc. 59,249 1,004,863
MidWestOne Financial Group,
Inc. 52,723 1,451,991

34
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
Moelis & Co., Class A 160,460 $ 11,254,664
*Mr. Cooper Group, Inc. 101,621 15,824,422
MVB Financial Corp. 27,114 616,572
National Bank Holdings Corp.,
Class A 105,907 3,924,913
National Bankshares, Inc. 11,363 315,437
#Navient Corp. 281,878 3,647,501
NBT Bancorp, Inc. 156,539 6,477,584
*NCR Atleos Corp. 196,799 6,022,049
Nelnet, Inc., Class A 65,173 8,131,635
*NerdWallet, Inc., Class A 118,090 1,250,573
*NI Holdings, Inc. 13,972 178,003
#Nicolet Bankshares, Inc. 42,682 5,505,978
*NMI Holdings, Inc. 254,747 9,507,158
Northeast Bank 22,059 2,187,591
Northeast Community Bancorp,
Inc. 25,254 521,748
Northfield Bancorp, Inc. 117,858 1,255,188
Northrim Bancorp, Inc. 15,225 1,271,744
Northwest Bancshares, Inc. 422,703 4,945,625
Norwood Financial Corp. 6,083 147,452
Oak Valley Bancorp 2,518 67,105
OceanFirst Financial Corp. 161,699 2,713,309
OFG Bancorp 135,140 5,759,667
Ohio Valley Banc Corp. 834 26,888
Old National Bancorp 873,702 18,443,849
Old Republic International Corp. 553,141 20,007,110
Old Second Bancorp, Inc. 126,567 2,147,842
#OneMain Holdings, Inc. 308,459 17,825,846
*Onity Group, Inc. 23,919 902,225
OP Bancorp 33,173 424,614
*Open Lending Corp. 224,584 491,839
*Oportun Financial Corp. 105,767 648,352
Oppenheimer Holdings, Inc.,
Class A 16,831 1,275,958
OppFi, Inc. 6,887 73,278
Orange County Bancorp, Inc. 8,587 214,589
Origin Bancorp, Inc. 82,522 3,016,179
Orrstown Financial Services, Inc. 33,706 1,107,579
#*Oscar Health, Inc., Class A 554,239 7,787,058
Pacific Premier Bancorp, Inc. 291,315 6,312,796
*Palomar Holdings, Inc. 70,631 9,357,901
Park National Corp. 48,037 7,775,749
Parke Bancorp, Inc. 27,650 570,973
Pathward Financial, Inc. 71,789 5,429,043
*Paymentus Holdings, Inc., Class
A 78,714 2,194,546
*Payoneer Global, Inc. 1,069,473 7,026,438
#*Paysafe, Ltd. 161,615 1,963,622
*Paysign, Inc. 60,468 449,882
PCB Bancorp 25,942 530,254
Peapack-Gladstone Financial
Corp. 48,867 1,245,131
#PennyMac Financial Services,
Inc. 155,533 14,486,344
Peoples Bancorp of North
Carolina, Inc. 1,897 54,463
Peoples Bancorp, Inc. 116,167 3,327,023
Peoples Financial Services Corp. 13,643 664,551
Shares Value
FINANCIALS — (Continued)
Perella Weinberg Partners 83,527 $ 1,665,528
Pinnacle Financial Partners, Inc. 181,847 15,982,533
Piper Sandler Cos. 47,602 15,009,863
#PJT Partners, Inc., Class A 61,480 10,981,558
Plumas Bancorp 6,958 287,087
*Ponce Financial Group, Inc. 60,381 848,353
Popular, Inc. 175,770 20,139,727
*PRA Group, Inc. 110,752 1,683,430
Preferred Bank 38,810 3,524,724
#Primerica, Inc. 72,070 19,143,954
Primis Financial Corp. 66,574 744,963
Princeton Bancorp, Inc. 4,719 142,467
*Priority Technology Holdings,
Inc. 33,970 232,695
*ProAssurance Corp. 128,934 3,063,472
PROG Holdings, Inc. 128,011 4,075,870
Prosperity Bancshares, Inc. 214,337 14,279,131
*Provident Bancorp, Inc. 23,466 286,520
Provident Financial Holdings, Inc. 14,950 229,109
Provident Financial Services, Inc. 388,926 7,086,232
QCR Holdings, Inc. 61,191 4,344,561
Radian Group, Inc. 342,302 11,162,468
RBB Bancorp 43,831 793,779
Red River Bancshares, Inc. 9,951 598,752
Regional Management Corp. 28,812 957,711
*Remitly Global, Inc. 510,362 8,420,973
#Renasant Corp. 273,595 10,024,521
*Repay Holdings Corp. 226,235 1,113,076
Republic Bancorp, Inc., Class A 43,662 3,006,565
#Richmond Mutual Bancorp, Inc. 3,570 49,409
Riverview Bancorp, Inc. 56,774 279,896
RLI Corp. 261,861 17,280,207
*Root, Inc., Class A 19,171 2,320,266
S&T Bancorp, Inc. 106,627 3,906,813
Safety Insurance Group, Inc. 41,026 2,886,179
SB Financial Group, Inc. 333 6,264
Seacoast Banking Corp. of
Florida 221,008 6,230,216
*Security National Financial
Corp., Class A 24,484 207,624
SEI Investments Co. 201,597 17,764,728
Selective Insurance Group, Inc. 176,299 13,746,033
*Selectquote, Inc. 390,038 686,467
ServisFirst Bancshares, Inc. 151,687 11,930,183
#*Sezzle, Inc. 10,570 1,636,659
#*Shift4 Payments, Inc., Class A 151,753 15,630,559
Shore Bancshares, Inc. 88,036 1,365,438
*Siebert Financial Corp. 5,437 22,129
Sierra Bancorp 38,375 1,125,155
Silvercrest Asset Management
Group, Inc., Class A 26,023 425,736
Simmons First National Corp.,
Class A 404,780 7,759,633
*SiriusPoint, Ltd. 406,101 7,963,641
*Skyward Specialty Insurance
Group, Inc. 121,972 6,169,344
#SLM Corp. 599,539 19,065,340
SmartFinancial, Inc. 45,321 1,552,697
South Plains Financial, Inc. 32,877 1,220,065

35
Dimensional U.S. Small Cap ETF
continued
Shares Value
FINANCIALS — (Continued)
*Southern First Bancshares, Inc. 20,698 $ 860,209
Southern Missouri Bancorp, Inc. 30,061 1,625,999
Southside Bancshares, Inc. 83,202 2,449,467
SouthState Corp. 260,580 24,538,819
SR Bancorp, Inc. 2,850 39,672
Stellar Bancorp, Inc. 141,930 4,191,193
Sterling Bancorp, Inc. 10,642 –
Stewart Information Services
Corp. 81,416 5,286,341
Stifel Financial Corp. 168,903 19,275,210
#Stock Yards Bancorp, Inc. 86,470 6,464,497
*StoneX Group, Inc. 135,936 13,218,417
Summit State Bank 1,100 13,464
SWK Holdings Corp. 357 5,316
Synovus Financial Corp. 336,952 15,917,612
*Texas Capital Bancshares, Inc. 128,306 10,773,855
TFS Financial Corp. 335,079 4,392,886
*Third Coast Bancshares, Inc. 16,854 634,553
Timberland Bancorp, Inc. 20,619 645,169
Tiptree, Inc. 103,068 2,141,753
Tompkins Financial Corp. 38,780 2,508,290
Towne Bank 307,547 10,773,371
TriCo Bancshares 87,850 3,612,392
*Triumph Financial, Inc. 65,110 3,693,039
#*Trupanion, Inc. 104,307 4,945,195
TrustCo Bank Corp. 52,781 1,771,330
Trustmark Corp. 178,956 6,666,111
UMB Financial Corp. 208,648 22,949,194
*<Unico American Corp. 4,300 215
Union Bankshares, Inc. 388 10,557
United Bancshares, Inc. 110 3,229
United Bankshares, Inc. 426,894 15,163,275
United Community Banks, Inc. 307,581 9,381,220
United Fire Group, Inc. 67,556 1,793,612
United Security Bancshares 36,084 308,518
Unity Bancorp, Inc. 27,534 1,352,195
Universal Insurance Holdings, Inc. 81,720 1,931,861
Univest Financial Corp. 79,212 2,284,474
#*Upstart Holdings, Inc. 1,401 114,518
US Global Investors, Inc., Class A 5,500 13,145
USCB Financial Holdings, Inc. 14,584 242,678
Valley National Bancorp 1,534,324 14,223,183
Value Line, Inc. 4,121 153,054
*Velocity Financial, Inc. 14,758 244,983
Veritex Holdings, Inc. 150,025 4,758,793
#Victory Capital Holdings, Inc.,
Class A 196,640 13,550,462
Virginia National Bankshares
Corp. 1,065 39,267
Virtu Financial, Inc., Class A 215,807 9,525,721
Virtus Investment Partners, Inc. 20,792 4,019,302
Voya Financial, Inc. 215,560 15,089,200
WaFd, Inc. 248,203 7,223,948
Walker & Dunlop, Inc. 98,466 7,385,935
Washington Trust Bancorp, Inc. 53,457 1,440,132
Waterstone Financial, Inc. 62,320 829,479
Webster Financial Corp. 320,784 18,493,198
WesBanco, Inc. 268,024 8,075,563
Shares Value
FINANCIALS — (Continued)
West Bancorp, Inc. 44,790 $ 805,772
Westamerica Bancorp 78,604 3,765,132
Western Alliance Bancorp 242,276 18,790,927
Western New England Bancorp,
Inc. 57,061 607,700
Western Union Co. (The) 923,104 7,430,987
Westwood Holdings Group, Inc. 20,863 364,685
*WEX, Inc. 87,959 14,924,883
White Mountains Insurance
Group, Ltd. 6,508 11,635,002
Wintrust Financial Corp. 189,325 24,229,814
#WisdomTree, Inc. 405,390 5,379,525
*World Acceptance Corp. 15,978 2,513,659
WSFS Financial Corp. 171,142 9,385,427
WVS Financial Corp. 700 8,512
Zions Bancorp NA 336,774 18,057,822
TOTAL FINANCIALS 2,180,589,150
HEALTH CARE — (9.0%)
*10X Genomics, Inc., Class A 127,990 1,721,465
*89bio, Inc. 250,393 2,378,734
#*Absci Corp. 141,137 399,418
*Acadia Healthcare Co., Inc. 218,118 4,748,429
*ACADIA Pharmaceuticals, Inc. 322,322 7,680,933
*Accuray, Inc. 39,709 52,019
*AdaptHealth Corp. 364,571 3,270,202
*Adaptive Biotechnologies Corp. 257,589 2,637,711
*Addus HomeCare Corp. 51,002 5,445,994
*ADMA Biologics, Inc. 630,290 11,786,423
#*Adverum Biotechnologies, Inc. 42,977 102,715
*agilon health, Inc. 191,050 341,980
*Agios Pharmaceuticals, Inc. 107,184 3,989,388
*Akebia Therapeutics, Inc. 246,841 909,609
*Akero Therapeutics, Inc. 133,043 6,499,151
*Aldeyra Therapeutics, Inc. 98,862 493,321
*Alector, Inc. 35,306 52,606
*Alkermes PLC 439,746 11,648,872
#*Allogene Therapeutics, Inc. 399,725 491,662
#*Alpha Teknova, Inc. 1,717 7,761
#*Altimmune, Inc. 60,381 222,806
#*Amedisys, Inc. 41,984 4,139,622
*American Well Corp., Class A 2,181 16,030
*AMN Healthcare Services, Inc. 88,611 1,625,126
*Amneal Pharmaceuticals, Inc. 968,675 7,575,038
#*Amphastar Pharmaceuticals,
Inc. 131,210 2,748,849
#*Amylyx Pharmaceuticals, Inc. 35,503 285,089
*AngioDynamics, Inc. 113,169 1,002,677
#*ANI Pharmaceuticals, Inc. 55,653 3,525,618
*Anika Therapeutics, Inc. 38,777 320,104
#*Annexon, Inc. 123,290 295,896
#*Arcellx, Inc. 72,552 5,179,487
#*Arcturus Therapeutics Holdings,
Inc. 67,735 827,044
*Arcus Biosciences, Inc. 271,933 2,482,748
*Arrowhead Pharmaceuticals, Inc. 105,901 1,673,236
#*ARS Pharmaceuticals, Inc. 86,169 1,523,468
*Artivion, Inc. 119,209 3,684,750
*Arvinas, Inc. 152,575 1,135,158

36
Dimensional U.S. Small Cap ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Astrana Health, Inc. 142,944 $ 3,410,644
*Astria Therapeutics, Inc. 9,977 69,041
*Atea Pharmaceuticals, Inc. 139,999 509,596
#*AtriCure, Inc. 127,205 4,464,896
#*aTyr Pharma, Inc. 28,173 132,977
*Aura Biosciences, Inc. 79,810 549,891
*Avanos Medical, Inc. 127,473 1,423,873
#*Avantor, Inc. 644,837 8,666,609
*Aveanna Healthcare Holdings,
Inc. 19,930 79,122
*Avidity Biosciences, Inc. 94,476 3,468,214
*Axogen, Inc. 119,419 1,563,195
*Aytu BioPharma, Inc. 4,402 10,741
*Azenta, Inc. 126,356 4,131,841
#*Beam Therapeutics, Inc. 270,884 5,339,124
*BioLife Solutions, Inc. 123,182 2,618,849
*BioMarin Pharmaceutical, Inc. 178,971 10,353,472
#*Bio-Rad Laboratories, Inc.,
Class A 50,797 12,290,334
*Biote Corp., Class A 93,419 380,215
Bio-Techne Corp. 216,694 11,859,663
*Bioventus, Inc., Class A 108,539 707,674
#*Black Diamond Therapeutics,
Inc. 39,647 105,461
#*BrightSpring Health Services,
Inc. 192,643 3,978,078
*Brookdale Senior Living, Inc. 597,873 4,633,516
Bruker Corp. 261,878 10,063,972
#*Butterfly Network, Inc. 122,139 208,858
#*C4 Therapeutics, Inc. 113,581 232,841
#*Cardiff Oncology, Inc. 19,056 45,163
*CareDx, Inc. 142,564 1,751,399
*Caribou Biosciences, Inc. 38,000 77,140
*Castle Biosciences, Inc. 78,803 1,193,865
*Catalyst Pharmaceuticals, Inc. 286,301 6,106,800
*Celldex Therapeutics, Inc. 34,409 756,310
*Cellectar Biosciences, Inc. 4,602 22,274
#*Certara, Inc. 438,091 4,310,815
#*CG Oncology, Inc. 59,150 1,578,713
*Charles River Laboratories
International, Inc. 132,457 22,470,005
Chemed Corp. 28,628 11,803,324
#*Clover Health Investments
Corp. 123,944 358,198
#*Codexis, Inc. 109,719 294,047
*Collegium Pharmaceutical, Inc. 102,905 3,072,743
*Community Health Systems, Inc. 375,063 975,164
*Compass Therapeutics, Inc. 7,042 20,915
Concentra Group Holdings
Parent, Inc. 286,160 5,714,615
CONMED Corp. 86,185 4,408,363
#*Corcept Therapeutics, Inc. 267,648 17,977,916
*CorVel Corp. 147,459 13,064,867
*Coya Therapeutics, Inc. 3,665 21,807
*Crinetics Pharmaceuticals, Inc. 83,888 2,398,358
*Cross Country Healthcare, Inc. 79,252 1,065,939
*CryoPort, Inc. 123,577 905,819
*Cullinan Therapeutics, Inc. 144,434 1,122,252
Shares Value
HEALTH CARE — (Continued)
*Cumberland Pharmaceuticals,
Inc. 18,699 $ 64,512
#*CVRx, Inc. 9,774 77,801
*Cytek Biosciences, Inc. 333,845 1,201,842
*CytomX Therapeutics, Inc. 28,662 62,770
#*DaVita, Inc. 62,320 8,747,858
*Day One Biopharmaceuticals,
Inc. 215,419 1,445,461
*Definitive Healthcare Corp. 272,674 1,063,429
*Denali Therapeutics, Inc. 384,325 5,315,215
DENTSPLY SIRONA, Inc. 528,565 7,563,765
#*Design Therapeutics, Inc. 15,461 59,834
*Disc Medicine, Inc. 18,966 1,133,408
#*DocGo, Inc. 80,129 108,975
*Doximity, Inc., Class A 124,175 7,295,281
#*Dynavax Technologies Corp. 330,785 3,632,019
*Edgewise Therapeutics, Inc. 136,432 1,945,520
*Editas Medicine, Inc. 149,516 375,285
#*Elanco Animal Health, Inc. 1,262,073 17,265,159
*Electromed, Inc. 20,991 382,246
*Eledon Pharmaceuticals, Inc. 3,850 12,127
Embecta Corp. 142,422 1,447,008
#*Emergent BioSolutions, Inc. 150,205 883,205
*Enanta Pharmaceuticals, Inc. 57,015 432,174
Encompass Health Corp. 132,655 14,606,642
*Enhabit, Inc. 139,371 936,573
#*Enliven Therapeutics, Inc. 2,588 48,680
*Enovis Corp. 161,776 4,335,597
Ensign Group, Inc. (The) 163,652 24,547,800
*Entrada Therapeutics, Inc. 23,821 140,067
*Envista Holdings Corp. 460,110 8,691,478
*Erasca, Inc. 208,268 294,699
*Evolent Health, Inc., Class A 296,688 2,981,714
*Exact Sciences Corp. 302,719 14,212,657
*Exelixis, Inc. 327,380 11,857,704
*EyePoint Pharmaceuticals, Inc. 35,315 346,793
*Fate Therapeutics, Inc. 236,115 259,726
*FONAR Corp. 17,142 267,587
*Fulcrum Therapeutics, Inc. 144,106 969,833
*Fulgent Genetics, Inc. 83,432 1,433,362
*GeneDx Holdings Corp. 5,257 535,951
#*Ginkgo Bioworks Holdings, Inc. 1,954 25,676
#*Glaukos Corp. 51,865 4,465,058
*Globus Medical, Inc. 155,000 8,157,650
*GoodRx Holdings, Inc., Class A 258,915 1,240,203
#*Gyre Therapeutics, Inc. 320 2,256
*Haemonetics Corp. 130,845 9,687,764
*Halozyme Therapeutics, Inc. 313,974 18,829,021
*Harmony Biosciences Holdings,
Inc. 169,296 5,955,833
#*Harrow, Inc. 9,383 298,004
#*Harvard Bioscience, Inc. 99,938 46,541
*Health Catalyst, Inc. 173,792 634,341
*HealthEquity, Inc. 219,409 21,282,673
HealthStream, Inc. 84,994 2,223,443
#*Henry Schein, Inc. 326,287 22,073,316
#*Hims & Hers Health, Inc. 248,803 16,465,783
*ICU Medical, Inc. 62,951 8,083,538

37
Dimensional U.S. Small Cap ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Ideaya Biosciences, Inc. 89,338 $ 2,175,380
*Immunome, Inc. 25,236 265,483
#*Immunovant, Inc. 33,704 541,960
*InfuSystem Holdings, Inc. 55,399 310,234
#*Innoviva, Inc. 189,422 3,441,798
*Inogen, Inc. 68,628 433,043
#*Inspire Medical Systems, Inc. 66,985 8,342,312
#*Instil Bio, Inc. 6,653 159,672
*Integer Holdings Corp. 98,255 10,661,650
*Integra LifeSciences Holdings
Corp. 198,671 2,610,537
#*Intellia Therapeutics, Inc. 232,454 2,705,765
#*Iovance Biotherapeutics, Inc. 771,534 1,982,842
iRadimed Corp. 31,323 1,827,384
*iTeos Therapeutics, Inc. 46,548 471,997
*Janux Therapeutics, Inc. 54,952 1,319,672
*Jasper Therapeutics, Inc. 6,236 18,084
#*Jazz Pharmaceuticals PLC 163,018 18,686,753
*Joint Corp. (The) 21,206 234,114
*KalVista Pharmaceuticals, Inc. 8,205 111,834
*Kewaunee Scientific Corp. 7,736 428,110
*Kezar Life Sciences, Inc. 5,111 21,824
*Kiniksa Pharmaceuticals
International PLC 69,545 2,104,432
*Kodiak Sciences, Inc. 74,072 487,023
*Krystal Biotech, Inc. 74,927 11,529,017
*Kura Oncology, Inc. 204,075 1,234,654
*Kymera Therapeutics, Inc. 131,725 5,762,969
#*Lantheus Holdings, Inc. 177,893 12,664,203
LeMaitre Vascular, Inc. 63,013 5,119,176
*LENSAR, Inc. 20,928 269,762
#*LENZ Therapeutics, Inc. 3,961 117,919
*LifeStance Health Group, Inc. 1,099,003 4,374,032
*Ligand Pharmaceuticals, Inc. 53,508 7,040,583
*Lisata Therapeutics, Inc. 2,614 6,483
*LivaNova PLC 153,922 6,493,969
*Lyra Therapeutics, Inc. 2,111 14,144
*MacroGenics, Inc. 94,410 147,280
*MannKind Corp. 856,639 3,238,095
#*Maravai LifeSciences Holdings,
Inc., Class A 167,665 392,336
#*Masimo Corp. 64,159 9,867,013
*MaxCyte, Inc. 202,456 417,059
#*Medpace Holdings, Inc. 43,635 18,640,872
#*Merit Medical Systems, Inc. 173,140 14,692,660
Mesa Laboratories, Inc. 13,835 1,058,101
*MetaVia, Inc. 98 59
*MiMedx Group, Inc. 373,882 2,688,212
*Mineralys Therapeutics, Inc. 49,031 693,789
#*ModivCare, Inc. 25,363 73,299
*Molina Healthcare, Inc. 34,994 5,524,503
#*Monte Rosa Therapeutics, Inc. 36,078 178,586
*Myriad Genetics, Inc. 236,160 906,854
National HealthCare Corp. 42,316 4,063,605
National Research Corp. 55,721 696,513
#*Neogen Corp. 589,597 2,741,626
*NeoGenomics, Inc. 347,533 1,682,060
*Neurocrine Biosciences, Inc. 6,352 814,517
Shares Value
HEALTH CARE — (Continued)
#*Neurogene, Inc. 733 $ 15,957
*Nexgel, Inc. 144 327
*Niagen Bioscience, Inc. 87,379 816,994
#*Nkarta, Inc. 16,278 35,323
#*Novavax, Inc. 2,886 19,192
*Novocure, Ltd. 2,118 24,505
*Nurix Therapeutics, Inc. 73,349 825,910
#*Nutex Health, Inc. 1,707 144,771
#*Nuvation Bio, Inc. 357,793 844,391
*Olema Pharmaceuticals, Inc. 179,339 921,802
#*OmniAb Operations, Inc.-
Earnout Shares 246,017 469,892
*Omnicell, Inc. 128,373 3,980,847
*OptimizeRx Corp. 47,633 601,128
*Option Care Health, Inc. 465,286 13,656,144
*Oramed Pharmaceuticals, Inc. 6,536 14,052
*OraSure Technologies, Inc. 206,248 655,869
#*Organogenesis Holdings, Inc. 323,116 1,492,796
Organon & Co. 596,679 5,787,786
#*ORIC Pharmaceuticals, Inc. 128,426 1,280,407
*Orthofix Medical, Inc. 82,928 915,525
*OrthoPediatrics Corp. 69,564 1,441,366
*Owens & Minor, Inc. 204,002 1,413,734
*Pacira BioSciences, Inc. 128,426 2,708,504
#*<PDL BioPharma, Inc. 320,345 166,579
*Pediatrix Medical Group, Inc. 238,044 2,916,039
*Pennant Group, Inc. (The) 87,360 1,936,771
*Penumbra, Inc. 43,597 10,998,215
*PepGen, Inc. 2,465 3,377
*Performant Healthcare, Inc. 99,559 353,434
#Perrigo Co. PLC 375,588 10,016,932
#*Personalis, Inc. 151,083 827,935
Phibro Animal Health Corp.,
Class A 53,100 1,407,150
*Phreesia, Inc. 18,223 491,292
*Pliant Therapeutics, Inc. 47,623 69,530
#*Precision BioSciences, Inc. 4,180 19,855
#Premier, Inc., Class A 235,571 5,060,065
*Prestige Consumer Healthcare,
Inc. 143,572 10,617,149
*Privia Health Group, Inc. 308,007 6,012,297
#*Pro-Dex, Inc. 7,615 381,131
*Progyny, Inc. 220,363 5,180,734
#*Protagonist Therapeutics, Inc. 25,258 1,360,396
#*Protalix BioTherapeutics, Inc. 31 45
*Protara Therapeutics, Inc. 14,151 43,868
*Prothena Corp. PLC 97,748 671,529
*PTC Therapeutics, Inc. 129,961 6,772,268
*Pulmonx Corp. 69,631 128,121
*Puma Biotechnology, Inc. 133,402 414,880
#*Quanterix Corp. 91,095 541,104
*QuidelOrtho Corp. 192,311 4,426,999
*Quipt Home Medical Corp. 2,882 6,369
*RadNet, Inc. 211,785 11,590,993
#*Rafael Holdings, Inc., Class B 27,736 46,874
#*Recursion Pharmaceuticals,
Inc., Class A 31,526 187,580
*REGENXBIO, Inc. 127,754 1,087,187

38
Dimensional U.S. Small Cap ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Relay Therapeutics, Inc. 281,535 $ 991,003
*Repligen Corp. 107,628 12,600,010
#*Replimune Group, Inc. 190,100 1,336,403
*Revolution Medicines, Inc. 156,156 5,819,934
#Revvity, Inc. 4,552 400,121
*Rezolute, Inc. 39,616 235,715
*Rigel Pharmaceuticals, Inc. 16,669 351,049
*Rocket Pharmaceuticals, Inc. 102,477 312,555
*Roivant Sciences, Ltd. 1,568,557 17,818,808
*RxSight, Inc. 84,479 657,247
*Sage Therapeutics, Inc. 106,241 922,172
#*Sana Biotechnology, Inc. 108,479 440,425
*Sanara Medtech, Inc. 6,455 156,017
#*Sarepta Therapeutics, Inc. 87,059 1,429,509
#*Savara, Inc. 122,652 317,669
#*Schrodinger, Inc. 125,847 2,558,470
*Seer, Inc. 5,831 12,362
Select Medical Holdings Corp. 375,953 5,560,345
#*Semler Scientific, Inc. 16,738 600,057
#*Sensus Healthcare, Inc. 41,451 231,711
*SI-BONE, Inc. 69,456 1,182,836
#SIGA Technologies, Inc. 192,163 1,270,197
#*Sight Sciences, Inc. 41,352 137,702
#Simulations Plus, Inc. 51,510 670,660
*Solid Biosciences, Inc. 46,450 317,718
*Sonida Senior Living, Inc. 1,534 37,460
#*Sotera Health Co. 675,023 7,756,014
*Spero Therapeutics, Inc. 15,934 36,967
#*Spyre Therapeutics, Inc. 13,099 222,290
#*STAAR Surgical Co. 124,320 2,227,193
#*Stoke Therapeutics, Inc. 126,389 1,624,099
*Supernus Pharmaceuticals, Inc. 157,765 5,537,552
#*Surgery Partners, Inc. 361,876 7,943,178
*Surmodics, Inc. 36,271 1,302,129
#*Sutro Biopharma, Inc. 127,970 103,054
*Syndax Pharmaceuticals, Inc. 98,197 974,114
*Tactile Systems Technology, Inc. 64,045 639,169
*Talkspace, Inc. 374,490 910,011
*Tango Therapeutics, Inc. 75,692 457,180
*Tarsus Pharmaceuticals, Inc. 35,155 1,364,717
*Tectonic Therapeutic, Inc. 9,341 207,277
*Teladoc Health, Inc. 491,411 3,543,073
Teleflex, Inc. 96,761 11,562,939
*Terns Pharmaceuticals, Inc. 225,053 1,312,059
#*Theravance Biopharma, Inc. 125,885 1,404,877
*Third Harmonic Bio, Inc. 16,060 86,403
*Tourmaline Bio, Inc. 20,898 462,473
#*TransMedics Group, Inc. 73,742 8,773,086
*Treace Medical Concepts, Inc. 25,529 137,091
*Trevi Therapeutics, Inc. 9,147 67,734
*TruBridge, Inc. 34,768 723,870
*TScan Therapeutics, Inc. 3,342 5,815
*Twist Bioscience Corp. 111,829 3,754,100
#*Tyra Biosciences, Inc. 6,203 67,799
#*UFP Technologies, Inc. 20,742 4,695,781
Universal Health Services, Inc.,
Class B 14,137 2,353,104
US Physical Therapy, Inc. 40,772 2,982,472
Shares Value
HEALTH CARE — (Continued)
Utah Medical Products, Inc. 9,627 $ 535,261
*Vanda Pharmaceuticals, Inc. 161,112 686,337
*Varex Imaging Corp. 110,909 807,418
*Ventyx Biosciences, Inc. 19,517 54,648
*Vera Therapeutics, Inc. 43,026 894,511
*Veracyte, Inc. 218,233 5,130,658
#*Vericel Corp. 129,268 4,516,624
Viatris, Inc. 972,395 8,498,732
*Vicarious Surgical, Inc. 7 62
*Viking Therapeutics, Inc. 610 19,868
*Vir Biotechnology, Inc. 367,758 1,864,533
#*Viridian Therapeutics, Inc. 83,176 1,457,244
*Voyager Therapeutics, Inc. 109,924 350,658
*Xencor, Inc. 181,974 1,514,024
*XOMA Royalty Corp. 2,673 66,504
*Y-mAbs Therapeutics, Inc. 69,367 310,070
*Zentalis Pharmaceuticals, Inc. 46,399 64,031
*Zimvie, Inc. 74,578 1,401,321
*Zymeworks, Inc. 190,610 2,394,062
TOTAL HEALTH CARE 1,026,605,618
INDUSTRIALS — (19.6%)
#*3D Systems Corp. 209,292 341,146
A.O. Smith Corp. 194,025 13,735,030
#AAON, Inc. 200,068 16,705,678
*AAR Corp. 103,773 7,752,881
ABM Industries, Inc. 182,071 8,398,935
ACCO Brands Corp. 250,030 937,612
Acme United Corp. 9,198 369,576
Acuity, Inc. 76,981 23,968,034
*ACV Auctions, Inc., Class A 366,210 5,203,844
#Advanced Drainage Systems,
Inc. 134,794 15,467,611
#*Aebi Schmidt Holding AG 93,691 965,017
#*AeroVironment, Inc. 626 167,543
*AerSale Corp. 90,672 547,659
#AGCO Corp. 166,391 19,629,146
*Agrify Corp. 211 5,684
#*Air Industries Group 4,635 16,037
Air Lease Corp. 312,767 17,327,292
Alamo Group, Inc. 35,696 7,945,216
*Alaska Air Group, Inc. 323,739 17,145,217
Albany International Corp. 88,863 4,815,486
Alight, Inc., Class A 1,461,010 7,831,014
#*Allegiant Travel Co. 52,816 2,727,418
Allient, Inc. 42,937 1,730,790
Allison Transmission Holdings,
Inc. 213,054 19,189,774
Alta Equipment Group, Inc. 84,089 652,531
*Amentum Holdings, Inc. 29,691 741,384
#*Ameresco, Inc., Class A 82,305 1,392,601
#*American Airlines Group, Inc. 1,244,869 14,303,545
*American Superconductor Corp. 61,471 3,494,626
*American Woodmark Corp. 42,989 2,261,651
*API Group Corp. 406,684 14,669,092
Apogee Enterprises, Inc. 64,030 2,688,620
Applied Industrial Technologies,
Inc. 96,513 26,203,280
ArcBest Corp. 68,141 4,983,151

39
Dimensional U.S. Small Cap ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Arcosa, Inc. 134,835 $ 11,579,630
Argan, Inc. 37,200 9,113,256
Armstrong World Industries, Inc. 124,191 23,369,020
Astec Industries, Inc. 60,951 2,417,317
#*Astronics Corp. 84,391 3,048,203
*Astronics Corp., Class B 8,090 292,454
*Asure Software, Inc. 65,729 637,571
*ATI, Inc. 139,985 10,770,446
Atkore, Inc. 82,176 6,329,196
Atmus Filtration Technologies,
Inc. 204,108 7,941,842
#*Avis Budget Group, Inc. 35,471 6,038,583
AZZ, Inc. 90,373 9,895,843
Barrett Business Services, Inc. 74,440 3,422,007
*BGSF, Inc. 12,374 75,853
#*BlackSky Technology, Inc. 423 8,139
*Blade Air Mobility, Inc. 224,829 897,068
*Bloom Energy Corp., Class A 343,493 12,843,203
#*Blue Bird Corp. 85,466 3,828,022
*BlueLinx Holdings, Inc. 23,647 1,732,616
Boise Cascade Co. 102,861 8,620,780
*Bowman Consulting Group, Ltd. 22,918 794,796
Brady Corp., Class A 111,817 7,890,926
*BrightView Holdings, Inc. 282,545 4,506,593
Brink's Co. (The) 110,898 9,685,831
BWX Technologies, Inc. 97,873 14,869,845
#*Byrna Technologies, Inc. 26,465 587,788
#*CACI International, Inc., Class
A 38,700 17,824,059
*Cadeler A/S, ADR 25,642 537,456
#Cadre Holdings, Inc. 104,527 3,456,708
*Casella Waste Systems, Inc. 156,768 17,045,385
*CBIZ, Inc. 85,280 5,212,314
*CECO Environmental Corp. 104,946 4,717,323
*Centuri Holdings, Inc. 2,928 63,830
#*Chart Industries, Inc. 106,864 21,247,769
Chicago Rivet & Machine Co. 498 6,320
*Cimpress PLC 66,108 3,656,433
#Civeo Corp. 34,047 850,835
#*Clarivate PLC 1,881,808 7,244,961
Columbus McKinnon Corp. 71,810 1,052,017
*Commercial Vehicle Group, Inc. 43,907 74,203
CompX International, Inc. 3,053 71,135
#Concentrix Corp. 114,417 5,946,251
Concrete Pumping Holdings, Inc. 77,546 529,639
*Conduent, Inc. 477,054 1,268,964
#*Construction Partners, Inc.,
Class A 73,547 7,417,215
Copa Holdings SA, Class A 83,276 9,215,322
*Core & Main, Inc., Class A 193,291 12,301,039
#*Costamare Bulkers Holdings,
Ltd. 61,670 555,030
Costamare, Inc. 317,929 3,207,904
Covenant Logistics Group, Inc. 60,045 1,450,087
CRA International, Inc. 19,004 3,357,247
Crane Co. 122,214 23,925,835
CSG Systems International, Inc. 77,611 4,847,583
CSW Industrials, Inc. 44,082 11,438,397
Shares Value
INDUSTRIALS — (Continued)
#*Custom Truck One Source, Inc. 238,199 $ 1,474,452
#*Dayforce, Inc. 250,421 14,441,779
Deluxe Corp. 152,947 2,462,447
*Distribution Solutions Group, Inc. 70,374 2,109,109
*DLH Holdings Corp. 15,103 84,728
*DNOW, Inc. 306,995 4,776,842
Donaldson Co., Inc. 208,331 14,993,582
Douglas Dynamics, Inc. 62,969 1,800,913
#*Driven Brands Holdings, Inc. 422,386 7,138,323
*Ducommun, Inc. 41,314 3,758,748
Dun & Bradstreet Holdings, Inc. 1,002,445 9,122,250
*DXP Enterprises, Inc. 44,523 5,042,675
*Dycom Industries, Inc. 76,003 20,430,366
Eastern Co. (The) 14,905 343,560
*Energy Recovery, Inc. 143,226 1,926,390
Enerpac Tool Group Corp. 153,599 5,915,097
EnerSys 112,511 10,392,641
Ennis, Inc. 72,378 1,288,328
#*Enovix Corp. 648 8,683
Enpro, Inc. 57,112 12,131,160
*Enviri Corp. 222,812 2,005,308
Esab Corp. 145,739 19,553,802
ESCO Technologies, Inc. 68,374 13,244,044
Espey Mfg. & Electronics Corp. 6,626 291,544
*Everus Construction Group, Inc. 140,877 10,461,526
EVI Industries, Inc. 1,387 30,916
*ExlService Holdings, Inc. 466,253 20,249,368
Exponent, Inc. 143,194 9,874,658
Federal Signal Corp. 173,307 21,935,467
#*First Advantage Corp. 449,783 7,776,748
Flowserve Corp. 313,542 17,570,894
#*Fluence Energy, Inc. 245,026 1,989,611
*Fluor Corp. 398,080 22,599,002
*Forrester Research, Inc. 44,315 431,628
Fortune Brands Innovations, Inc. 253,940 13,849,888
*Forward Air Corp. 3,128 95,060
*Franklin Covey Co. 34,461 679,226
Franklin Electric Co., Inc. 130,514 12,261,790
*FreightCar America, Inc. 14,416 146,467
#*Frontier Group Holdings, Inc. 466,034 2,041,229
FTAI Aviation, Ltd. 18,128 2,494,594
#FTAI Infrastructure, Inc. 217,200 1,361,844
*FTC Solar, Inc. 930 5,310
*FTI Consulting, Inc. 101,013 16,803,513
*Fuel Tech, Inc. 12,584 33,348
*Gates Industrial Corp. PLC 720,504 17,868,499
#GATX Corp. 110,936 16,938,818
Genco Shipping & Trading, Ltd. 118,508 1,887,832
*Gencor Industries, Inc. 33,795 492,731
*Generac Holdings, Inc. 110,000 21,415,900
Genpact, Ltd. 389,085 17,139,194
*Gibraltar Industries, Inc. 83,856 5,537,012
Global Industrial Co. 96,545 3,288,323
*GMS, Inc. 113,422 12,435,588
Gorman-Rupp Co. (The) 65,683 2,703,512
*Graham Corp. 30,004 1,714,729
#Granite Construction, Inc. 123,655 11,681,688

40
Dimensional U.S. Small Cap ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Great Lakes Dredge & Dock
Corp. 199,572 $ 2,211,258
Greenbrier Cos., Inc. (The) 91,165 4,148,008
Griffon Corp. 119,262 9,692,423
#*GXO Logistics, Inc. 308,691 15,345,030
*Hayward Holdings, Inc. 664,531 10,220,487
*Healthcare Services Group, Inc. 197,417 2,568,395
#Heartland Express, Inc. 215,867 1,688,080
Heidrick & Struggles International,
Inc. 56,562 2,518,706
Helios Technologies, Inc. 94,713 3,475,020
#Herc Holdings, Inc. 90,341 10,552,732
#*Hertz Global Holdings, Inc. 298,527 1,913,558
#Hexcel Corp. 216,137 12,948,768
Hillenbrand, Inc. 192,640 3,989,574
*Hillman Solutions Corp. 566,386 4,468,786
HireQuest, Inc. 1,156 11,826
HNI Corp. 148,739 7,651,134
Hub Group, Inc., Class A 185,975 6,512,844
*Hudson Global, Inc. 1,936 17,327
*Hudson Technologies, Inc. 120,488 1,131,382
Huntington Ingalls Industries, Inc. 88,055 24,555,017
*Hurco Cos., Inc. 16,467 316,496
*Huron Consulting Group, Inc. 49,890 6,589,471
#*Hyliion Holdings Corp. 15,206 22,809
Hyster-Yale, Inc. 40,406 1,697,456
*IBEX Holdings, Ltd. 36,247 1,071,824
ICF International, Inc. 50,535 4,239,381
#*IES Holdings, Inc. 51,349 18,129,791
#*Innodata, Inc. 76,660 4,208,634
*Innovative Solutions and
Support, Inc. 44,782 695,912
Insperity, Inc. 94,968 5,658,193
Insteel Industries, Inc. 54,266 1,959,003
Interface, Inc. 176,454 3,638,481
ITT, Inc. 7,327 1,245,297
*Janus International Group, Inc. 365,746 3,134,443
JBT Marel Corp. 23,058 3,177,392
*JELD-WEN Holding, Inc. 199,567 898,052
#*JetBlue Airways Corp. 975,418 4,330,856
#Kadant, Inc. 29,552 9,834,019
Karat Packaging, Inc. 38,551 1,049,744
KBR, Inc. 260,440 12,172,966
Kelly Services, Inc., Class A 86,605 1,060,911
Kennametal, Inc. 265,643 6,577,321
Kforce, Inc. 48,034 1,673,985
*Kirby Corp. 154,883 14,761,899
Knight-Swift Transportation
Holdings, Inc. 389,553 16,556,002
Korn Ferry 140,180 9,934,557
*Kratos Defense & Security
Solutions, Inc. 413,122 24,250,261
*L.B. Foster Co., Class A 28,789 676,542
Landstar System, Inc. 84,403 11,256,828
*Legalzoom.com, Inc. 414,572 3,727,002
Leonardo DRS, Inc. 284,164 11,821,222
*Limbach Holdings, Inc. 30,893 4,232,341
Lincoln Electric Holdings, Inc. 1,783 434,160
Lindsay Corp. 29,358 4,007,661
Shares Value
INDUSTRIALS — (Continued)
*Liquidity Services, Inc. 89,948 $ 2,147,958
*Loar Holdings, Inc. 52,171 3,855,959
LSI Industries, Inc. 83,690 1,531,527
Luxfer Holdings PLC 55,559 667,819
*Lyft, Inc., Class A 830,022 11,670,109
*Manitowoc Co., Inc. (The) 98,360 1,254,090
ManpowerGroup, Inc. 131,382 5,419,507
Marten Transport, Ltd. 222,138 2,701,198
*MasTec, Inc. 80,964 15,319,198
*Mastech Digital, Inc. 1,117 8,065
*Masterbrand, Inc. 353,440 3,898,443
*Matrix Service Co. 79,100 1,208,648
Matson, Inc. 95,851 10,234,970
Maximus, Inc. 159,900 11,810,214
*Mayville Engineering Co., Inc. 49,622 832,161
McGrath RentCorp 74,720 9,324,309
#*Mercury Systems, Inc. 175,028 9,204,723
#*Middleby Corp. (The) 132,348 19,216,930
Miller Industries, Inc. 31,450 1,281,588
MillerKnoll, Inc. 187,188 3,552,828
*Mistras Group, Inc. 84,690 672,439
*Montrose Environmental Group,
Inc. 81,660 1,852,865
Moog, Inc., Class A 76,861 14,878,752
*MRC Global, Inc. 236,604 3,473,347
#MSA Safety, Inc. 111,413 19,817,030
MSC Industrial Direct Co., Inc. 145,133 12,571,420
Mueller Industries, Inc. 287,573 24,550,107
Mueller Water Products, Inc.,
Class A 447,626 11,083,220
#*MYR Group, Inc. 42,790 8,279,865
National Presto Industries, Inc. 18,501 1,784,421
#*Net Power, Inc. 72,257 208,100
*NEXTracker, Inc., Class A 312,935 18,231,593
NL Industries, Inc. 5,709 35,225
*NN, Inc. 19,343 37,719
*NPK International, Inc. 250,824 2,262,432
*NV5 Global, Inc. 156,751 3,519,060
nVent Electric PLC 171,246 13,429,111
*NWPX Infrastructure, Inc. 28,792 1,202,930
Omega Flex, Inc. 25,885 825,731
*OPENLANE, Inc. 538,880 13,278,003
*Optex Systems Holdings, Inc. 11 130
*Orion Group Holdings, Inc. 108,376 803,066
Oshkosh Corp. 160,394 20,294,653
*PAMT Corp. 47,617 539,501
Pangaea Logistics Solutions, Ltd. 100,941 491,583
Park Aerospace Corp. 50,578 911,416
Park-Ohio Holdings Corp. 37,572 616,181
*Parsons Corp. 229,243 17,009,831
*Paylocity Holding Corp. 69,658 12,878,371
#*Perma-Fix Environmental
Services, Inc. 34,871 401,714
*Perma-Pipe International
Holdings, Inc. 8,840 195,894
Pioneer Power Solutions, Inc. 2,350 7,332
#Pitney Bowes, Inc. 371,954 4,225,397
*Planet Labs PBC 775,067 4,844,169

41
Dimensional U.S. Small Cap ETF
continued
Shares Value
INDUSTRIALS — (Continued)
#Powell Industries, Inc. 33,325 $ 7,901,358
Preformed Line Products Co. 12,501 1,929,279
Primoris Services Corp. 150,203 14,144,617
*Proto Labs, Inc. 65,966 2,844,454
Quad/Graphics, Inc. 101,741 542,280
Quanex Building Products Corp. 72,810 1,418,339
#*Quest Resource Holding Corp. 19,444 39,082
*Radiant Logistics, Inc. 124,932 738,348
*RBC Bearings, Inc. 29,444 11,404,839
*RCM Technologies, Inc. 22,638 545,802
#Regal Rexnord Corp. 73,625 11,255,790
*Resideo Technologies, Inc. 440,942 12,037,717
Resources Connection, Inc. 89,158 451,139
REV Group, Inc. 135,302 6,704,214
Robert Half, Inc. 249,362 9,203,951
#Rush Enterprises, Inc., Class A 166,033 8,989,027
Rush Enterprises, Inc., Class B 40,771 2,214,273
#*RXO, Inc. 275,104 4,250,357
Ryder System, Inc. 52,313 9,296,543
*Saia, Inc. 34,453 10,413,075
#Schneider National, Inc., Class B 232,872 5,693,720
Science Applications International
Corp. 136,723 15,241,880
Sensata Technologies Holding
PLC 371,922 11,440,321
#*Shoals Technologies Group,
Inc., Class A 406,354 2,190,248
*SIFCO Industries, Inc. 4,994 24,271
Simpson Manufacturing Co., Inc. 104,792 18,802,829
#*SiteOne Landscape Supply,
Inc. 108,046 14,891,980
*Skillsoft Corp. 4,328 61,717
*SkyWest, Inc. 115,518 13,395,467
*SPX Technologies, Inc. 116,945 21,329,599
Standex International Corp. 34,293 5,649,429
Stanley Black & Decker, Inc. 85,891 5,810,526
Steelcase, Inc., Class A 272,627 2,816,237
#*Sterling Infrastructure, Inc. 87,135 23,316,455
*Sun Country Airlines Holdings,
Inc. 145,768 1,689,451
#*Sunrun, Inc. 600,346 6,159,550
*TaskUS, Inc., Class A 45,321 774,083
*Taylor Devices, Inc. 2,104 94,890
*Team, Inc. 2,108 34,634
#Tecnoglass, Inc. 118,016 9,208,788
Tennant Co. 50,076 4,133,273
Terex Corp. 199,030 10,122,666
Tetra Tech, Inc. 393,299 14,449,805
*Thermon Group Holdings, Inc. 87,121 2,463,782
Timken Co. (The) 201,846 15,358,462
*Titan International, Inc. 165,039 1,396,230
*Titan Machinery, Inc. 63,510 1,227,013
Toro Co. (The) 182,610 13,558,792
*Transcat, Inc. 23,402 1,788,615
#*Trex Co., Inc. 226,053 14,521,645
TriNet Group, Inc. 125,866 8,534,973
Trinity Industries, Inc. 265,369 6,183,098
*TrueBlue, Inc. 76,909 555,283
#*TTEC Holdings, Inc. 98,015 488,115
Shares Value
INDUSTRIALS — (Continued)
*Tutor Perini Corp. 149,789 $ 7,212,340
Twin Disc, Inc. 33,987 293,988
UFP Industries, Inc. 172,796 16,934,008
U-Haul Holding Co. 15,105 785,460
*Ultralife Corp. 43,432 346,153
UniFirst Corp. 39,434 6,744,397
#Universal Logistics Holdings,
Inc. 58,949 1,410,650
*Upwork, Inc. 377,471 4,514,553
*V2X, Inc. 87,326 4,137,506
Valmont Industries, Inc. 50,539 18,393,669
*Verra Mobility Corp. 421,763 10,653,733
Vestis Corp. 347,488 2,105,777
*Vicor Corp. 85,698 3,808,419
#Virco Mfg. Corp. 38,636 299,043
*VirTra, Inc. 26,543 188,190
#VSE Corp. 58,812 9,206,430
Wabash National Corp. 113,591 1,131,366
Watts Water Technologies, Inc.,
Class A 68,873 18,066,765
#Werner Enterprises, Inc. 186,484 5,169,336
WESCO International, Inc. 115,765 23,958,724
*Willdan Group, Inc. 37,118 3,166,165
Willis Lease Finance Corp. 24,476 3,465,312
#WillScot Holdings Corp. 427,259 12,540,052
Woodward, Inc. 45,299 11,645,467
Worthington Enterprises, Inc. 146,421 9,073,709
#*Xometry, Inc., Class A 79,173 2,560,455
#Zurn Elkay Water Solutions
Corp. 376,665 16,667,426
TOTAL INDUSTRIALS 2,239,790,417
INFORMATION TECHNOLOGY — (10.9%)
*8x8, Inc. 64,354 124,847
*908 Devices, Inc. 13,252 86,801
A10 Networks, Inc. 206,657 3,806,622
*ACCESS Newswire, Inc. 3,804 45,077
*ACI Worldwide, Inc. 295,202 12,563,797
Adeia, Inc. 339,429 4,395,606
*ADTRAN Holdings, Inc. 82,538 766,778
Advanced Energy Industries, Inc. 107,920 14,992,246
#*Aehr Test Systems 58,615 990,594
*Agilysys, Inc. 44,927 5,125,272
*Airgain, Inc. 25,119 112,031
*Alarm.com Holdings, Inc. 142,863 7,804,606
#*Alithya Group, Inc., Class A 13,911 24,066
#*Alkami Technology, Inc. 89,314 1,990,809
#*Allegro MicroSystems, Inc. 401,026 12,596,227
*Alpha & Omega Semiconductor,
Ltd. 81,274 2,070,049
*Ambarella, Inc. 54,948 3,631,513
Amdocs, Ltd. 175,093 14,945,938
Amkor Technology, Inc. 636,401 14,357,207
*AmpliTech Group, Inc. 15,320 45,194
*Amtech Systems, Inc. 39,796 187,240
#*Appfolio, Inc., Class A 44,611 11,928,089
#*Applied Optoelectronics, Inc. 31,242 714,505
*Arrow Electronics, Inc. 139,936 16,232,576
*ASGN, Inc. 120,578 6,045,781

42
Dimensional U.S. Small Cap ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*AstroNova, Inc. 9,224 $ 104,231
*Astrotech Corp. 4,221 23,553
#*Aurora Innovation, Inc. 1,249,981 7,262,390
*AvePoint, Inc. 316,795 6,044,449
*Aviat Networks, Inc. 29,913 646,121
Avnet, Inc. 252,868 13,386,832
*Aware, Inc. 27,808 58,953
#*Axcelis Technologies, Inc. 85,196 5,766,917
*AXT, Inc. 5,688 11,831
#Badger Meter, Inc. 79,356 14,979,239
Bel Fuse, Inc., Class A 1,012 115,904
#Bel Fuse, Inc., Class B 31,534 4,100,681
Belden, Inc. 112,585 13,921,135
Benchmark Electronics, Inc. 104,372 4,018,322
#*BILL Holdings, Inc. 265,292 11,367,762
#*BK Technologies Corp. 9,204 357,483
*Blackbaud, Inc. 135,202 9,115,319
#*BlackLine, Inc. 159,228 8,563,282
#*Box, Inc., Class A 456,083 14,640,264
#*C3.ai, Inc., Class A 96,365 2,270,359
*Calix, Inc. 105,485 5,979,945
#*CCC Intelligent Solutions
Holdings, Inc. 1,407,422 13,609,771
#*Cerence, Inc. 126,058 1,084,099
*CEVA, Inc. 65,948 1,409,309
*Ciena Corp. 254,013 23,582,567
#*Cipher Mining, Inc. 740,092 4,040,902
*Cirrus Logic, Inc. 149,611 15,067,324
#*Cleanspark, Inc. 467,142 5,311,405
#Clear Secure, Inc., Class A 211,983 6,234,420
#*Clearfield, Inc. 35,174 1,540,973
*ClearOne, Inc. 2,637 13,238
*Clearwater Analytics Holdings,
Inc., Class A 82,919 1,679,939
Climb Global Solutions, Inc. 11,716 1,382,488
Cognex Corp. 374,609 15,272,809
*Coherent Corp. 85,554 9,205,610
*Cohu, Inc. 119,042 2,126,090
*CommScope Holding Co., Inc. 310,855 2,549,011
*Commvault Systems, Inc. 110,917 21,068,684
*Comtech Telecommunications
Corp. 76,398 165,784
*Consensus Cloud Solutions, Inc. 48,523 979,194
#*Core Scientific, Inc. 486,252 6,583,852
#*CoreCard Corp. 4,739 137,194
*Corsair Gaming, Inc. 258,410 2,341,195
#*CPI Card Group, Inc. 14,630 283,968
#Crane NXT Co. 166,951 9,906,872
*Credo Technology Group
Holding, Ltd. 18,885 2,106,622
*Crexendo, Inc. 13,570 75,585
*CS Disco, Inc. 151,729 602,364
CSP, Inc. 16,027 164,437
CTS Corp. 82,819 3,245,677
#*Daily Journal Corp. 3,523 1,407,720
*Daktronics, Inc. 147,861 2,398,305
*Diebold Nixdorf, Inc. 101,072 5,689,343
*Digi International, Inc. 99,244 3,236,347
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Digital Turbine, Inc. 218,401 $ 1,190,285
#*DigitalOcean Holdings, Inc. 227,294 6,332,411
*Diodes, Inc. 133,017 6,567,049
Dolby Laboratories, Inc., Class A 120,546 9,081,936
*Dropbox, Inc., Class A 491,905 13,365,059
*DXC Technology Co. 517,197 7,039,051
*E2open Parent Holdings, Inc. 791,971 2,613,504
#*Eastman Kodak Co. 199,333 1,335,531
*eGain Corp. 67,691 418,330
#*Enphase Energy, Inc. 166,582 5,390,594
*EPAM Systems, Inc. 73,356 11,568,975
*ePlus, Inc. 73,166 4,739,693
*Everspin Technologies, Inc. 58,695 355,692
*Evolv Technologies Holdings,
Inc. 6,965 45,656
*Expensify, Inc., Class A 71,471 145,086
*Fabrinet 102,162 33,072,904
*Fastly, Inc., Class A 411,163 2,791,797
#*Five9, Inc. 152,241 3,932,385
*FormFactor, Inc. 207,479 5,894,478
#Frequency Electronics, Inc. 23,255 618,583
*Freshworks, Inc., Class A 530,130 6,886,389
#*Globant SA 101,155 8,523,320
*Grid Dynamics Holdings, Inc. 225,609 2,141,029
*GSI Technology, Inc. 45,651 198,582
Hackett Group, Inc. (The) 76,023 1,778,178
*Harmonic, Inc. 313,852 2,670,881
#*I3 Verticals, Inc., Class A 67,670 1,893,407
*Ichor Holdings, Ltd. 85,644 1,694,895
*Identiv, Inc. 15,721 57,067
#*indie Semiconductor, Inc.,
Class A 303,577 1,186,986
#*Informatica, Inc., Class A 355,099 8,770,945
Information Services Group, Inc. 121,429 523,359
*Inseego Corp. 1,141 7,553
#*Insight Enterprises, Inc. 90,119 10,686,311
*Intapp, Inc. 146,688 5,874,854
#InterDigital, Inc. 81,495 21,042,009
*inTEST Corp. 27,254 190,505
*IPG Photonics Corp. 120,308 9,009,866
*Itron, Inc. 132,092 16,450,738
*Jamf Holding Corp. 365,934 2,905,516
*JFrog, Ltd. 191,714 8,322,305
*Key Tronic Corp. 24,700 72,618
*Kimball Electronics, Inc. 66,300 1,243,788
*Klaviyo, Inc., Class A 40,436 1,257,560
*Knowles Corp. 269,497 5,473,484
Kulicke & Soffa Industries, Inc. 144,090 4,720,388
*KVH Industries, Inc. 44,057 233,062
#*Kyndryl Holdings, Inc. 663,320 25,053,596
*Lantronix, Inc. 98,876 317,392
#*Lattice Semiconductor Corp. 261,418 13,026,459
#*Life360, Inc. 75,261 5,764,240
Littelfuse, Inc. 61,125 15,729,296
*LiveRamp Holdings, Inc. 178,748 5,866,509
#*Lumentum Holdings, Inc. 115,671 12,733,064
*MACOM Technology Solutions
Holdings, Inc. 178,368 24,461,388

43
Dimensional U.S. Small Cap ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Magnachip Semiconductor Corp. 93,080 $ 381,628
*Manhattan Associates, Inc. 6,090 1,337,729
*MaxLinear, Inc. 236,193 3,736,573
*Meridianlink, Inc. 157,096 2,510,394
Methode Electronics, Inc. 96,614 633,788
*Mirion Technologies, Inc. 629,328 14,065,481
*Mitek Systems, Inc. 125,597 1,132,885
#MKS, Inc. 148,930 14,175,157
*M-Tron Industries, Inc. 3,070 135,019
*N-able, Inc. 498,895 4,031,072
#Napco Security Technologies,
Inc. 96,110 2,934,238
#*Navitas Semiconductor Corp. 248,293 1,819,988
#*nCino, Inc. 298,340 8,331,145
*NCR Voyix Corp. 375,315 5,111,790
*NETGEAR, Inc. 79,936 1,858,512
*NetScout Systems, Inc. 224,654 4,812,089
Network-1 Technologies, Inc. 10,978 15,369
*nLight, Inc. 85,533 1,797,048
*Novanta, Inc. 98,540 12,122,391
#NVE Corp. 13,148 832,663
*Olo, Inc., Class A 273,961 2,871,111
*ON24, Inc. 116,911 579,879
*One Stop Systems, Inc. 3,406 18,358
OneSpan, Inc. 97,688 1,440,898
*Onto Innovation, Inc. 113,182 10,723,994
#*Ooma, Inc. 70,843 806,193
*Optical Cable Corp. 3,533 15,828
#*OSI Systems, Inc. 48,438 10,705,282
*Ouster, Inc. 103,216 2,413,190
#*PAR Technology Corp. 113,808 6,917,250
PC Connection, Inc. 69,803 4,299,167
*PDF Solutions, Inc. 100,270 2,229,002
#Pegasystems, Inc. 381,211 22,380,898
#*Penguin Solutions, Inc. 141,608 3,337,701
*Perfect Corp. 14,621 28,657
*Photronics, Inc. 174,583 3,554,510
*Plexus Corp. 73,341 9,350,977
Power Integrations, Inc. 142,644 6,921,087
*Powerfleet, Inc. 318,106 1,291,510
#*Procore Technologies, Inc. 65,796 4,712,967
#Progress Software Corp. 129,201 6,211,984
*Q2 Holdings, Inc. 101,610 8,250,732
*Qorvo, Inc. 186,705 15,608,538
*Qualys, Inc. 99,459 13,235,009
*Rambus, Inc. 277,035 20,481,198
*Rapid7, Inc. 103,908 2,194,537
Red Violet, Inc. 27,971 1,239,954
#ReposiTrak, Inc. 878 14,469
*Research Solutions, Inc. 2,530 6,742
*RF Industries, Ltd. 20,469 168,665
*Ribbon Communications, Inc. 444,688 1,672,027
Richardson Electronics, Ltd. 34,050 343,224
*RingCentral, Inc., Class A 188,418 4,802,775
#*Riot Platforms, Inc. 824,896 11,061,855
*Rogers Corp. 50,223 3,293,624
#*Sanmina Corp. 156,396 18,148,192
Sapiens International Corp. NV 128,475 3,521,500
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*ScanSource, Inc. 90,749 $ 3,524,691
*SEMrush Holdings, Inc., Class A 273,748 2,452,782
#*Semtech Corp. 43,742 2,235,216
*SentinelOne, Inc., Class A 575,480 10,554,303
*Silicon Laboratories, Inc. 57,163 7,532,369
*SiTime Corp. 39,716 8,056,391
#*SkyWater Technology, Inc. 48,521 434,263
Skyworks Solutions, Inc. 199,276 13,658,377
*SmartRent, Inc. 163,504 165,139
*SoundThinking, Inc. 26,824 306,062
*Sprinklr, Inc., Class A 365,699 3,294,948
*SPS Commerce, Inc. 102,141 11,119,580
*Synaptics, Inc. 103,917 6,515,596
*Synchronoss Technologies, Inc. 16,146 118,189
#TD SYNNEX Corp. 50,370 7,272,924
*Telos Corp. 190,035 488,390
*Tenable Holdings, Inc. 56,404 1,766,009
*Teradata Corp. 236,054 4,940,610
*TransAct Technologies, Inc. 22,741 85,734
*TTM Technologies, Inc. 288,147 13,614,946
#*Turtle Beach Corp. 40,244 585,148
#*UiPath, Inc., Class A 801,593 9,418,718
*Ultra Clean Holdings, Inc. 115,381 2,598,380
*Unisys Corp. 176,931 730,725
#*Unity Software, Inc. 529,046 17,648,975
#Universal Display Corp. 96,956 14,000,446
*Veeco Instruments, Inc. 152,980 3,178,924
*Verint Systems, Inc. 157,514 3,351,898
#*Vertex, Inc., Class A 167,439 5,553,952
*Viant Technology, Inc., Class A 25,537 370,286
*Viasat, Inc. 207,314 3,406,169
*Viavi Solutions, Inc. 594,878 5,978,524
Vishay Intertechnology, Inc. 346,853 5,684,921
*Vishay Precision Group, Inc. 33,952 900,407
Vontier Corp. 409,255 16,971,805
*WidePoint Corp. 10,505 31,620
#Xerox Holdings Corp. 296,816 1,202,105
*Xperi, Inc. 125,459 755,263
*Yext, Inc. 263,835 2,142,340
*Zeta Global Holdings Corp.,
Class A 190,504 2,981,388
TOTAL INFORMATION
TECHNOLOGY 1,248,345,035
MATERIALS — (5.1%)
AdvanSix, Inc. 73,935 1,487,572
#Albemarle Corp. 186,239 12,636,316
Alcoa Corp. 557,302 16,702,341
*Alpha Metallurgical Resources,
Inc. 34,431 4,065,268
Amcor PLC 160,465 1,500,348
*American Vanguard Corp. 88,944 343,324
AptarGroup, Inc. 71,064 11,166,997
Ardagh Metal Packaging SA 697,266 2,761,173
#*Arq, Inc. 32,301 172,810
*Ascent Industries Co. 27,726 355,725
Ashland, Inc. 128,917 6,646,961
*Aspen Aerogels, Inc. 217,839 1,668,647
Avient Corp. 275,052 8,683,392

44
Dimensional U.S. Small Cap ETF
continued
Shares Value
MATERIALS — (Continued)
*Axalta Coating Systems, Ltd. 507,762 $ 14,379,820
Balchem Corp. 93,544 14,262,654
*Bioceres Crop Solutions Corp. 3,410 11,662
Cabot Corp. 157,260 11,351,027
Caledonia Mining Corp. PLC 20,382 401,322
Carpenter Technology Corp. 106,919 26,664,529
Celanese Corp. 41,483 2,166,657
#*Century Aluminum Co. 260,724 5,522,134
#Chemours Co. (The) 375,980 4,504,240
*Clearwater Paper Corp. 45,364 1,023,412
*Cleveland-Cliffs, Inc. 757,678 7,970,773
*Coeur Mining, Inc. 1,081,219 9,395,793
Commercial Metals Co. 337,591 17,507,469
*Compass Minerals International,
Inc. 106,188 2,116,327
*Core Molding Technologies, Inc. 24,525 408,096
Crown Holdings, Inc. 68,787 6,834,676
*Dakota Gold Corp. 171,955 619,038
#Eagle Materials, Inc. 69,398 15,565,277
Eastman Chemical Co. 139,928 10,160,172
*Ecovyst, Inc. 336,563 2,897,807
Element Solutions, Inc. 728,819 17,200,128
#Ferroglobe PLC 145,791 616,696
#*Flotek Industries, Inc. 42,982 517,933
FMC Corp. 300,920 11,747,917
Fortitude Gold Corp. 33,389 117,529
Friedman Industries, Inc. 14,977 227,051
#Graphic Packaging Holding Co. 650,549 14,546,276
Greif, Inc., Class A 103,937 6,592,724
Greif, Inc., Class B 18,810 1,234,877
#Hawkins, Inc. 59,318 9,685,443
HB Fuller Co. 160,751 9,034,206
Hecla Mining Co. 1,774,538 10,185,848
Huntsman Corp. 484,957 4,704,083
#*Idaho Strategic Resources, Inc. 12,273 201,277
*Ingevity Corp. 91,838 3,837,910
Innospec, Inc. 70,896 5,664,590
*Intrepid Potash, Inc. 38,396 1,277,819
#*Ivanhoe Electric, Inc. 79,772 762,620
*James Hardie Industries PLC 163,076 4,230,191
Kaiser Aluminum Corp. 42,317 3,271,527
#*Knife River Corp. 165,723 13,668,833
Koppers Holdings, Inc. 55,123 1,811,342
Kronos Worldwide, Inc. 179,756 961,695
Louisiana-Pacific Corp. 203,706 18,417,060
*LSB Industries, Inc. 171,456 1,325,355
#*Magnera Corp. 59,144 736,343
Materion Corp. 57,189 6,022,002
Mativ Holdings, Inc. 142,714 944,767
#*McEwen, Inc. 120,708 1,226,393
Mercer International, Inc. 175,384 650,675
*Metallus, Inc. 122,523 1,935,863
Minerals Technologies, Inc. 102,728 5,973,633
Mosaic Co. (The) 529,961 19,083,896
#*MP Materials Corp. 398,798 24,526,077
Myers Industries, Inc. 94,243 1,380,660
NewMarket Corp. 23,552 16,180,224
Nexa Resources SA 4,298 20,802
Shares Value
MATERIALS — (Continued)
Northern Technologies
International Corp. 24,371 $ 187,657
*O-I Glass, Inc. 492,241 6,404,055
Olin Corp. 249,766 4,730,568
Olympic Steel, Inc. 28,776 894,934
Orion SA 150,851 1,463,255
*Perimeter Solutions, Inc. 405,631 6,542,828
#*Piedmont Lithium, Inc. 21,683 158,286
#Quaker Chemical Corp. 49,036 5,610,699
#Ramaco Resources, Inc., Class
A 110,968 2,258,199
Ramaco Resources, Inc., Class B 11,215 152,300
*Ranpak Holdings Corp. 143,434 523,534
*Rayonier Advanced Materials,
Inc. 185,589 712,662
Royal Gold, Inc. 79,117 11,979,896
Ryerson Holding Corp. 89,348 1,840,569
Scotts Miracle-Gro Co. (The) 106,675 6,684,256
Sealed Air Corp. 356,327 10,429,691
Sensient Technologies Corp. 120,966 13,583,272
Silgan Holdings, Inc. 321,988 14,982,102
*Smith-Midland Corp. 5,907 205,386
Sonoco Products Co. 241,528 10,885,667
Stepan Co. 63,904 3,244,406
SunCoke Energy, Inc. 277,259 2,048,944
Sylvamo Corp. 124,457 5,733,734
*Tredegar Corp. 92,632 806,825
#TriMas Corp. 117,537 4,199,597
#Trinseo PLC 27,472 73,350
Tronox Holdings PLC 443,218 1,413,865
United States Lime & Minerals,
Inc. 80,197 7,986,017
#Warrior Met Coal, Inc. 93,102 4,783,581
Westlake Corp. 11,204 888,477
Worthington Steel, Inc. 139,423 4,255,190
TOTAL MATERIALS 578,139,826
REAL ESTATE — (0.6%)
*AMREP Corp. 6,178 137,461
*Anywhere Real Estate, Inc. 319,323 1,475,272
*CKX Lands, Inc. 702 8,428
*Compass, Inc., Class A 1,311,971 10,417,050
*Cushman & Wakefield PLC 639,401 7,794,298
#*Douglas Elliman, Inc. 152,091 418,250
#eXp World Holdings, Inc. 208,690 2,249,678
*Five Point Holdings LLC, Class A 95,357 508,253
*Forestar Group, Inc. 165,210 4,097,208
*FRP Holdings, Inc. 48,978 1,293,019
#*Howard Hughes Holdings, Inc. 133,102 9,148,100
*Jones Lang LaSalle, Inc. 31,971 8,643,680
#Kennedy-Wilson Holdings, Inc. 382,567 2,800,390
Marcus & Millichap, Inc. 108,644 3,385,347
*Maui Land & Pineapple Co., Inc. 32,810 558,098
Newmark Group, Inc., Class A 456,028 6,917,945
*RE/MAX Holdings, Inc. 57,334 440,898
RMR Group, Inc. (The), Class A 39,655 636,859
#*Seaport Entertainment Group,
Inc. 27,236 628,335
St. Joe Co. (The) 153,217 7,737,459

45
Dimensional U.S. Small Cap ETF
continued
Shares Value
REAL ESTATE — (Continued)
*Star Holdings 5,416 $ 38,941
#*Stratus Properties, Inc. 18,900 301,171
*Tejon Ranch Co. 77,252 1,387,446
TOTAL REAL ESTATE 71,023,586
UTILITIES — (3.0%)
AES Corp. (The) 1,234,527 16,234,030
ALLETE, Inc. 170,134 11,216,935
American States Water Co. 105,857 7,790,017
Artesian Resources Corp., Class
A 23,132 755,260
Avista Corp. 224,907 8,389,031
Black Hills Corp. 197,767 11,426,977
California Water Service Group 160,931 7,317,533
Chesapeake Utilities Corp. 65,295 7,827,565
Clearway Energy, Inc., Class A 70,187 2,160,356
Clearway Energy, Inc., Class C 220,171 7,184,180
Consolidated Water Co., Ltd.,
Class OR 39,514 1,149,462
Essential Utilities, Inc. 240,380 8,845,984
Genie Energy, Ltd., Class B 63,955 1,299,566
Global Water Resources, Inc. 12,748 121,743
H2O America 96,573 4,663,510
*Hallador Energy Co. 110,363 1,946,803
*Hawaiian Electric Industries, Inc. 377,465 4,046,425
#IDACORP, Inc. 149,676 18,758,893
MDU Resources Group, Inc. 536,781 9,259,472
#MGE Energy, Inc. 93,647 7,954,376
Middlesex Water Co. 46,631 2,406,160
#*Montauk Renewables, Inc. 112,016 243,075
National Fuel Gas Co. 217,876 18,909,458
#New Jersey Resources Corp. 309,823 14,223,974
Northwest Natural Holding Co. 101,541 4,053,517
Northwestern Energy Group, Inc. 169,291 9,090,927
#OGE Energy Corp. 445,239 20,222,755
#ONE Gas, Inc. 171,996 12,504,109
Ormat Technologies, Inc. 184,811 16,523,951
#Otter Tail Corp. 108,475 8,372,100
#Pinnacle West Capital Corp. 185,141 16,777,477
Portland General Electric Co. 301,585 12,401,175
*Pure Cycle Corp. 56,274 551,485
RGC Resources, Inc. 20,468 412,225
#Southwest Gas Holdings, Inc. 205,302 16,042,298
Spire, Inc. 162,304 12,086,779
Shares Value
UTILITIES — (Continued)
TXNM Energy, Inc. 255,164 $ 14,490,764
UGI Corp. 460,355 16,655,644
Unitil Corp. 47,408 2,445,305
#York Water Co. (The) 37,295 1,128,547
TOTAL UTILITIES 337,889,843
TOTAL COMMON STOCKS 10,467,909,077
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
#*<Albireo Pharma, Inc. CVR
03/02/26 32,677 200,964
*<Chinook Therapeutics, Inc.
CVR 13,304 5,055
*<Mirati Therapeutics CVR 92,961 285,390
*OmniAb, Inc.- Vesting 12.5 9,244 –
*OmniAb, Inc.- Vesting 15 9,244 –
*<Opiant Pharma, Inc. CVR 8,607 –
*Poseida Therapeutics, Inc. CVR 32,914 16,457
*Verve Therapeutics, Inc. CVR 159,459 100,459
TOTAL HEALTH CARE 608,325
INFORMATION TECHNOLOGY — (0.0%)
*M-Tron Industries, Inc. 03/11/28 1,727 3,109
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 164,883 43,908
TOTAL RIGHTS/WARRANTS 655,342
TOTAL INVESTMENT SECURITIES — (91.7%)
(Cost $8,656,549,346) 10,468,564,419
SECURITIES LENDING COLLATERAL — (8.3%)
@§The DFA Short Term
Investment Fund 82,394,251 953,054,304
TOTAL INVESTMENTS — ( 100.0% )
(Cost $9,609,603,650) $ 11,421,618,723
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment

46
Dimensional U.S. Small Cap ETF
continued
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 294,741,855 $ — $ — $ 294,741,855
Consumer Discretionary ................ 1,517,662,027 — — 1,517,662,027
Consumer Staples .................... 445,621,325 — — 445,621,325
Energy ............................. 527,500,395 — — 527,500,395
Financials ........................... 2,180,560,613 28,322 215 2,180,589,150
Health Care ......................... 1,025,430,463 1,008,576 166,579 1,026,605,618
Industrials ........................... 2,239,790,417 — — 2,239,790,417
Information Technology ................ 1,248,345,035 — — 1,248,345,035
Materials ........................... 578,139,826 — — 578,139,826
Real Estate .......................... 71,023,586 — — 71,023,586
Utilities ............................. 337,889,843 — — 337,889,843
Rights/Warrants
Health Care ......................... — 116,915 491,410 608,325
Information Technology ................ 3,109 — — 3,109
Materials ........................... — — 43,908 43,908
Securities Lending Collateral .............. — 953,054,304 — 953,054,304
Total Investments ....................... $10,466,708,494 $954,208,117 $702,112> $11,421,618,723
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

47
Dimensional U.S. Targeted Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
1
Shares Value
COMMON STOCKS — (92.7%)
COMMUNICATION SERVICES — (3.4%)
#*Advantage Solutions, Inc. 547,274 $ 749,765
#*AMC Networks, Inc., Class A 203,070 1,216,389
#*Angi, Inc. 211,885 3,436,775
ATN International, Inc. 97,931 1,679,517
*Bandwidth, Inc., Class A 186,751 2,597,706
#*Boston Omaha Corp., Class A 190,751 2,565,601
*Bumble, Inc., Class A 623,568 4,851,359
*BuzzFeed, Inc. 76,875 166,819
#Cable One, Inc. 34,433 4,406,735
*Cars.com, Inc. 385,781 4,965,001
*Cineverse Corp. 1,252 6,310
*Creative Realities, Inc. 18,097 49,224
*DHI Group, Inc. 99,772 265,394
*DoubleVerify Holdings, Inc. 453,547 6,948,340
*E.W. Scripps Co. (The), Class A 462,778 1,383,706
#*EchoStar Corp., Class A 35,421 1,154,370
#Entravision Communications
Corp., Class A 308,162 681,038
*Eventbrite, Inc., Class A 24,694 60,253
#*Fluent, Inc. 606 1,388
*Frontier Communications Parent,
Inc. 1,061,414 38,996,350
*Gaia, Inc. 85,520 359,184
#*Gambling.com Group, Ltd. 47,979 507,138
*Gannett Co., Inc. 387,697 1,477,126
*GCI Liberty, Inc., Class A 20,044 662,254
*GCI Liberty, Inc., Class C 121,910 4,053,507
Gray Media, Inc. 587,332 2,648,867
Gray Media, Inc., Class A 2,809 29,916
*Harte Hanks, Inc. 4,124 14,063
*Integral Ad Science Holding
Corp. 663,126 5,437,633
*Intelligent Protection
Management Corp. 5,007 9,914
Interpublic Group of Cos., Inc.
(The) 862,384 21,214,646
*IZEA Worldwide, Inc. 8,403 31,343
John Wiley & Sons, Inc., Class A 183,800 7,094,680
*Liberty Broadband Corp., Class
A 100,224 6,126,693
*Liberty Broadband Corp., Class
C 609,551 37,377,667
*Liberty Global, Ltd., Class A 972,122 9,740,662
*Liberty Global, Ltd., Class C 891,329 9,118,296
*Liberty Latin America, Ltd., Class
A 221,171 1,559,256
*Liberty Latin America, Ltd., Class
C 1,114,571 7,958,037
*Liberty Media Corp.-Liberty Live 4,952 417,107
*Liberty Media Corp.-Liberty Live 6,711 548,960
*Lionsgate Studios Corp. 270,180 1,599,466
*Madison Square Garden
Entertainment Corp. 64,088 2,421,886
Shares Value
COMMUNICATION SERVICES — (Continued)
#*Magnite, Inc. 87,282 $ 2,008,359
Marcus Corp. (The) 179,204 2,933,569
National CineMedia, Inc. 211,735 1,018,445
Nexstar Media Group, Inc. 187,783 35,136,077
*Nextdoor Holdings, Inc. 77,314 135,300
#Omnicom Group, Inc. 74,687 5,381,198
#Paramount Global, Class A 1,089 20,789
Paramount Global, Class B 62,716 788,340
*PubMatic, Inc., Class A 239,289 2,873,861
*Reading International, Inc., Class
B 4,267 41,177
#*Reservoir Media, Inc. 119,388 947,941
Saga Communications, Inc.,
Class A 37,739 475,511
Scholastic Corp. 206,256 5,088,336
Shenandoah Telecommunications
Co. 288,341 4,232,846
#Shutterstock, Inc. 41,969 804,126
Sinclair, Inc. 140,571 2,032,657
#Sirius XM Holdings, Inc. 84,251 1,779,381
*Skillz, Inc. 3,454 23,936
*SPAR Group, Inc. 18,918 20,810
#*Sphere Entertainment Co. 201,619 8,679,698
Spok Holdings, Inc. 55,994 1,026,930
*Starz Entertainment Corp. 18,010 262,046
#Sunrise Communications AG,
ADR 215,105 11,413,471
*Teads Holding Co. 54,967 139,067
*TechTarget, Inc. 18,808 136,170
TEGNA, Inc. 1,143,330 19,093,611
Telephone and Data Systems,
Inc. 746,376 29,138,519
Townsquare Media, Inc., Class A 4,064 28,001
#*TripAdvisor, Inc. 401,439 7,021,168
*TrueCar, Inc. 394,908 722,682
*United States Cellular Corp. 259,328 18,912,791
*Urban One, Inc. 27,635 18,032
*Urban One, Inc. 21,936 34,659
*Vimeo, Inc. 699,501 2,651,109
#*Vivid Seats, Inc., Class A 158,898 246,292
*WideOpenWest, Inc. 115,866 390,468
*Yelp, Inc. 176,241 6,067,978
*Zedge, Inc., Class B 22,661 91,097
*Ziff Davis, Inc. 262,834 8,179,394
*ZoomInfo Technologies, Inc. 1,174,268 12,717,322
TOTAL COMMUNICATION
SERVICES 389,303,505
CONSUMER DISCRETIONARY — (13.0%)
#*1-800-Flowers.com, Inc., Class
A 252,675 1,493,309
*1stdibs.com, Inc. 54,145 149,440
*Abercrombie & Fitch Co. 80,518 7,731,338
#Academy Sports & Outdoors,
Inc. 439,650 22,329,823

48
Dimensional U.S. Targeted Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Adient PLC 503,630 $ 10,797,827
ADT, Inc. 3,146,455 26,272,899
*Adtalem Global Education, Inc. 257,046 29,372,646
#Advance Auto Parts, Inc. 289,158 15,345,615
A-Mark Precious Metals, Inc. 153,958 3,276,226
#AMCON Distributing Co. 454 49,935
#*American Axle & Manufacturing
Holdings, Inc. 779,000 3,466,550
#American Eagle Outfitters, Inc. 1,232,848 13,314,758
#*American Outdoor Brands, Inc. 82,406 775,440
*American Public Education, Inc. 108,355 3,198,640
*America's Car-Mart, Inc., Class
MA 50,468 2,273,079
#*Aptiv PLC 15,169 1,041,200
Aramark 396,451 16,872,955
*Ark Restaurants Corp. 18,925 162,755
Arko Corp. 380,521 1,586,773
#*Asbury Automotive Group, Inc. 119,609 26,567,551
Autoliv, Inc. 76,138 8,493,194
*AutoNation, Inc. 195,548 37,670,367
*Bally's Corp. 57 529
#*Barnes & Noble Education, Inc. 3,752 33,130
Bassett Furniture Industries, Inc. 61,236 968,753
*Beazer Homes USA, Inc. 133,712 3,142,232
*Biglari Holdings, Inc., Class A 379 563,194
*Biglari Holdings, Inc., Class B 11,910 3,672,091
*BJ's Restaurants, Inc. 162,963 5,773,779
BorgWarner, Inc. 1,359,189 50,018,155
Brightstar Lottery PLC 6,318 93,759
Brunswick Corp. 343,660 20,031,941
*Caesars Entertainment, Inc. 127,479 3,401,140
#Caleres, Inc. 218,234 2,996,353
Canterbury Park Holding Corp. 7,625 141,977
*Capri Holdings, Ltd. 417,183 7,588,559
*CarMax, Inc. 30,120 1,705,093
Carriage Services, Inc. 44,101 1,981,017
Carter's, Inc. 218,744 5,302,355
Cato Corp. (The), Class A 99,200 279,744
*Cavco Industries, Inc. 3,918 1,581,579
Century Communities, Inc. 209,097 11,770,070
*Champion Homes, Inc. 91,697 5,584,347
*Chegg, Inc. 526,684 689,956
*Citi Trends, Inc. 45,535 1,389,728
#Clarus Corp. 242,195 871,902
#Columbia Sportswear Co. 176,122 9,963,221
#*ContextLogic, Inc., Class A 33,871 253,694
*Cooper-Standard Holdings, Inc. 34,231 824,967
#Cracker Barrel Old Country
Store, Inc. 115,106 7,136,572
#Cricut, Inc., Class A 94,151 461,340
#*Crocs, Inc. 142,160 14,177,617
Crown Crafts, Inc. 5,686 15,864
*Culp, Inc. 74,039 314,666
Dana, Inc. 980,354 15,607,236
#Designer Brands, Inc., Class A 252,782 712,845
*Destination XL Group, Inc. 176,995 230,093
#Dillard's, Inc., Class A 28,015 13,081,044
*Dorman Products, Inc. 142,115 17,141,911
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Dream Finders Homes, Inc.,
Class A 112,425 $ 2,846,601
*Duluth Holdings, Inc., Class B 155,066 325,639
*Educational Development Corp. 4,239 5,723
*El Pollo Loco Holdings, Inc. 240,795 2,480,188
Escalade, Inc. 40,844 501,973
Ethan Allen Interiors, Inc. 190,019 5,656,866
#*Figs, Inc., Class A 571,945 3,717,642
#*First Watch Restaurant Group,
Inc. 323,037 5,585,310
*Five Below, Inc. 13,096 1,787,866
Flanigan's Enterprises, Inc. 9,557 305,824
Flexsteel Industries, Inc. 36,921 1,255,683
#*Foot Locker, Inc. 578,549 14,486,867
*Fox Factory Holding Corp. 27,262 827,947
*Funko, Inc., Class A 360,135 1,382,918
Gap, Inc. (The) 2,002,513 38,968,903
*Genesco, Inc. 76,983 1,852,211
*Gentherm, Inc. 157,991 5,062,032
*G-III Apparel Group, Ltd. 323,856 7,643,002
#*Global Business Travel Group I 152,467 980,363
Golden Entertainment, Inc. 20,498 576,404
*Good Times Restaurants, Inc. 24,864 35,555
*Goodyear Tire & Rubber Co.
(The) 1,647,843 16,939,826
#*GoPro, Inc., Class A 46,630 60,153
Graham Holdings Co., Class B 23,793 22,702,805
*Green Brick Partners, Inc. 81,746 5,063,347
#Group 1 Automotive, Inc. 43,924 18,103,277
*GrowGeneration Corp. 195,645 192,710
#Guess?, Inc. 342,897 4,457,661
#Hamilton Beach Brands Holding
Co., Class A 56,937 886,509
#Harley-Davidson, Inc. 785,520 19,111,702
Haverty Furniture Cos., Inc. 110,789 2,285,577
Haverty Furniture Cos., Inc.,
Class A 700 14,469
*Helen of Troy, Ltd. 72,509 1,593,748
#*Hilton Grand Vacations, Inc. 458,580 20,553,556
#*Holley, Inc. 234,799 488,382
Hooker Furnishings Corp. 94,492 892,949
*Hovnanian Enterprises, Inc.,
Class A 23,165 2,767,523
#*iRobot Corp. 55,053 231,773
J Jill, Inc. 20,329 318,759
JAKKS Pacific, Inc. 72,742 1,288,261
Jerash Holdings US, Inc. 21,195 71,427
Johnson Outdoors, Inc., Class A 57,063 1,894,492
KB Home 181,752 10,043,615
#Kohl's Corp. 621,913 6,741,537
*Koss Corp. 49 259
#Krispy Kreme, Inc. 836,208 3,027,073
#Lakeland Industries, Inc. 58,470 813,318
#*Lands' End, Inc. 165,418 1,940,353
*Latham Group, Inc. 361,050 2,447,919
*Laureate Education, Inc. 657,590 14,861,534
#La-Z-Boy, Inc. 288,974 10,394,395
#LCI Industries 152,847 14,520,465
Lear Corp. 328,204 30,946,355

49
Dimensional U.S. Targeted Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Legacy Housing Corp. 98,791 $ 2,210,943
Leggett & Platt, Inc. 48,301 461,275
*LGI Homes, Inc. 153,294 8,165,971
*Life Time Group Holdings, Inc. 368,340 10,578,725
Lifetime Brands, Inc. 127,051 559,024
*Lincoln Educational Services
Corp. 88,490 2,023,766
#Lithia Motors, Inc. 160,759 46,298,592
*Live Ventures, Inc. 1,000 15,320
LKQ Corp. 547,909 16,146,878
#*Lovesac Co. (The) 103,130 1,857,371
*M/I Homes, Inc. 94,067 11,305,913
Macy's, Inc. 1,770,048 22,355,706
*Malibu Boats, Inc., Class A 122,615 4,084,306
Marine Products Corp. 51,959 446,328
#*MarineMax, Inc. 143,576 3,256,304
#Marriott Vacations Worldwide
Corp. 218,212 16,250,248
#*MasterCraft Boat Holdings, Inc. 100,144 1,936,785
*Mattel, Inc. 1,310,943 22,299,140
Matthews International Corp.,
Class A 186,207 4,374,002
Meritage Homes Corp. 185,911 12,519,247
*MGM Resorts International 36,033 1,313,403
#*Mister Car Wash, Inc. 664,915 3,839,884
*Mobileye Global, Inc., Class A 667,741 9,508,632
*Mohawk Industries, Inc. 389,655 44,619,394
Monarch Casino & Resort, Inc. 10,168 1,046,897
Monro, Inc. 190,674 2,687,550
#*Motorcar Parts of America, Inc. 122,810 1,273,540
Movado Group, Inc. 104,249 1,616,902
Nathan's Famous, Inc. 6,115 580,925
*National Vision Holdings, Inc. 471,103 11,428,959
Newell Brands, Inc. 2,612,903 14,658,386
*ODP Corp. (The) 185,451 3,308,446
OneSpaWorld Holdings, Ltd. 58,978 1,304,593
#*OneWater Marine, Inc. 95,958 1,471,996
*Outdoor Holding Co. 148,911 175,715
#Oxford Industries, Inc. 95,356 3,640,692
#Patrick Industries, Inc. 236,859 23,032,169
#*Penn Entertainment, Inc. 51,762 934,822
Penske Automotive Group, Inc. 113,361 18,977,765
Perdoceo Education Corp. 487,719 14,036,553
#*Petco Health & Wellness Co.,
Inc. 1,088,658 3,276,861
#*PetMed Express, Inc. 73,555 229,492
Phinia, Inc. 277,819 14,085,423
#Polaris, Inc. 141,287 7,475,495
#*Portillo's, Inc., Class A 356,605 3,551,786
*Pursuit Attractions and
Hospitality, Inc. 26,074 788,478
#PVH Corp. 367,258 26,964,082
#RCI Hospitality Holdings, Inc. 36,481 1,307,114
Rocky Brands, Inc. 48,552 1,270,120
*Sally Beauty Holdings, Inc. 692,456 6,744,521
#Shoe Carnival, Inc. 181,359 3,710,605
Signet Jewelers, Ltd. 282,299 22,329,851
*Skechers USA, Inc., Class A 38,016 2,404,512
Smith & Wesson Brands, Inc. 324,342 2,578,519
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Solo Brands, Inc. 87 $ 1,286
#Sonic Automotive, Inc., Class A 157,434 11,390,350
*Sonos, Inc. 254,640 2,752,658
*Sportsman's Warehouse
Holdings, Inc. 179,624 605,333
#Standard Motor Products, Inc. 156,462 4,750,186
#Steven Madden, Ltd. 285,512 6,853,716
*Stoneridge, Inc. 157,767 1,214,806
Strategic Education, Inc. 155,917 11,560,466
*Strattec Security Corp. 26,381 1,674,138
#*Stride, Inc. 171,289 21,964,388
Sturm Ruger & Co., Inc. 56,574 1,932,568
Superior Group of Cos., Inc. 100,184 966,776
Tandy Leather Factory, Inc. 3,338 11,750
*Target Hospitality Corp. 119,197 904,705
*Taylor Morrison Home Corp. 710,999 42,148,021
#Thor Industries, Inc. 325,029 29,574,389
*Tile Shop Holdings, Inc. 265,855 1,677,545
#*Tilly's, Inc., Class A 177,468 317,668
Toll Brothers, Inc. 534,913 63,312,303
*Topgolf Callaway Brands Corp. 1,049,300 9,706,025
*Traeger, Inc. 101,164 163,886
*Tri Pointe Homes, Inc. 634,104 19,530,403
#*Under Armour, Inc., Class A 1,314,558 8,728,665
*Under Armour, Inc., Class C 1,243,703 7,835,329
*Unifi, Inc. 110,653 502,365
*Universal Electronics, Inc. 80,879 490,935
Upbound Group, Inc. 300,187 6,194,359
*Urban Outfitters, Inc. 234,982 17,689,445
#*Vera Bradley, Inc. 170,401 328,874
VF Corp. 1,118 13,103
#*Victoria's Secret & Co. 280,361 5,270,787
*Visteon Corp. 142,859 15,878,778
Weyco Group, Inc. 57,768 1,679,893
#Whirlpool Corp. 148,450 12,327,288
Winnebago Industries, Inc. 183,383 5,450,143
#*Worksport, Ltd. 4,787 16,084
*Zumiez, Inc. 130,996 1,795,955
TOTAL CONSUMER
DISCRETIONARY 1,514,221,314
CONSUMER STAPLES — (5.5%)
Albertsons Cos., Inc., Class A 18,439 354,398
#Alico, Inc. 43,524 1,404,955
Andersons, Inc. (The) 241,360 8,669,651
#B&G Foods, Inc. 523,137 2,144,862
*BellRing Brands, Inc. 193,531 10,562,922
*Boston Beer Co., Inc. (The),
Class A 35,688 7,390,271
*Bridgford Foods Corp. 2,382 18,127
#Bunge Global SA 634,873 50,637,470
#Calavo Growers, Inc. 107,327 2,822,700
Cal-Maine Foods, Inc. 263,011 29,231,042
*Central Garden & Pet Co. 65,721 2,564,433
*Central Garden & Pet Co., Class
A 375,133 13,324,724
#*Coffee Holding Co., Inc. 16,381 67,326
Conagra Brands, Inc. 2,549,539 46,554,582
*Coty, Inc., Class A 1,359,253 6,592,377

50
Dimensional U.S. Targeted Value ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
*Darling Ingredients, Inc. 923,374 $ 29,898,850
Dole PLC 478,924 6,819,878
Edgewell Personal Care Co. 350,915 8,853,585
*Farmer Bros Co. 74,577 123,052
#Flowers Foods, Inc. 505,388 8,010,400
Fresh Del Monte Produce, Inc. 386,882 14,542,894
#*Freshpet, Inc. 893 61,010
#*Grocery Outlet Holding Corp. 589,262 7,760,581
*Hain Celestial Group, Inc. (The) 415,715 652,673
*HF Foods Group, Inc. 60,618 164,275
*Honest Co., Inc. (The) 93,051 428,965
#Ingles Markets, Inc., Class A 98,333 6,188,096
Ingredion, Inc. 352,966 46,429,148
J&J Snack Foods Corp. 43,609 4,923,020
J.M. Smucker Co. (The) 374,193 40,165,877
John B. Sanfilippo & Son, Inc. 33,412 2,115,314
Limoneira Co. 66,156 971,170
*Mannatech, Inc. 2,523 20,689
#*Medifast, Inc. 15,531 213,862
MGP Ingredients, Inc. 58,118 1,643,577
*Mission Produce, Inc. 330,719 4,081,072
#Molson Coors Beverage Co.,
Class B 1,126,995 54,907,196
*Natural Alternatives International,
Inc. 24,562 89,651
Natural Grocers by Vitamin
Cottage, Inc. 16,762 635,112
*Nature's Sunshine Products, Inc. 91,863 1,287,001
Nu Skin Enterprises, Inc., Class A 260,945 2,186,719
Oil-Dri Corp. of America 67,145 3,786,978
*Olaplex Holdings, Inc. 56,017 77,864
*Performance Food Group Co. 264,041 26,509,716
#Pilgrim's Pride Corp. 285,538 13,531,646
*Post Holdings, Inc. 172,707 18,274,128
#PriceSmart, Inc. 181,946 19,559,195
Reynolds Consumer Products,
Inc. 386,394 8,690,001
Seaboard Corp. 5,394 17,083,769
*Seneca Foods Corp., Class A 34,472 3,610,253
*Seneca Foods Corp., Class B 1,786 190,566
*Simply Good Foods Co. (The) 579,105 17,639,538
SpartanNash Co. 165,277 4,386,452
#Spectrum Brands Holdings, Inc. 158,923 8,503,970
#The Campbell's Company 733,711 23,420,055
#Tootsie Roll Industries, Inc. 73,396 2,783,910
#*TreeHouse Foods, Inc. 336,483 6,467,203
*United Natural Foods, Inc. 371,432 10,266,380
Universal Corp. 188,351 10,259,479
*USANA Health Sciences, Inc. 109,337 3,213,414
Utz Brands, Inc. 225,415 2,937,157
Village Super Market, Inc., Class
A 71,354 2,454,578
#Weis Markets, Inc. 188,464 13,646,678
*Willamette Valley Vineyards, Inc. 3,095 14,980
TOTAL CONSUMER STAPLES 642,821,417
ENERGY — (8.3%)
#*Amplify Energy Corp. 267,741 1,017,416
*Antero Resources Corp. 877,709 30,658,375
Shares Value
ENERGY — (Continued)
#APA Corp. 2,044,846 $ 39,445,079
Archrock, Inc. 548,175 12,805,368
Ardmore Shipping Corp. 275,069 2,992,751
Aris Water Solutions, Inc., Class
A 2,358 50,155
#Atlas Energy Solutions, Inc. 248,573 3,231,449
Berry Corp. 499,743 1,509,224
*Bristow Group, Inc. 178,819 6,181,773
Cactus, Inc., Class A 117,563 4,974,091
California Resources Corp. 430,844 20,758,064
Chord Energy Corp. 85,212 9,401,440
#Civitas Resources, Inc. 398,491 12,098,187
*Clean Energy Fuels Corp. 1,146,306 2,327,001
#*CNX Resources Corp. 1,040,728 31,544,466
#*Comstock Resources, Inc. 1,201,059 21,462,924
#*Comstock, Inc. 10,769 35,322
#Core Laboratories, Inc. 136,537 1,493,715
Core Natural Resources, Inc. 311,294 22,976,610
#Crescent Energy Co., Class A 1,316,923 12,168,369
CVR Energy, Inc. 313,850 8,404,903
Delek US Holdings, Inc. 270,135 6,042,920
DHT Holdings, Inc. 1,119,290 12,412,926
*DMC Global, Inc. 130,578 1,056,376
Dorian LPG, Ltd. 299,418 8,620,244
#DT Midstream, Inc. 251,691 25,856,216
#Energy Services of America
Corp. 29,214 319,309
Epsilon Energy, Ltd. 95,586 597,412
#Evolution Petroleum Corp. 210,033 1,014,459
*Expro Group Holdings NV 657,472 7,087,548
*Forum Energy Technologies, Inc. 76,326 1,504,385
FutureFuel Corp. 283,925 1,149,896
#*Geospace Technologies Corp. 69,013 1,118,701
#*Gran Tierra Energy, Inc. 1,477 6,617
Granite Ridge Resources, Inc. 322,532 1,673,941
*Green Plains, Inc. 160,725 1,329,196
*Gulf Island Fabrication, Inc. 101,892 684,714
*Gulfport Energy Corp. 57,257 9,970,161
*Helix Energy Solutions Group,
Inc. 1,013,405 6,009,492
Helmerich & Payne, Inc. 641,926 10,405,620
HF Sinclair Corp. 1,125,740 49,465,016
HighPeak Energy, Inc. 3,693 36,819
*Innovex International, Inc. 188,460 3,094,513
International Seaways, Inc. 346,683 13,832,652
#Kodiak Gas Services, Inc. 313,234 10,126,855
#*Kosmos Energy, Ltd. 1,553,674 3,340,399
Liberty Energy, Inc. 1,080,087 13,328,274
#Magnolia Oil & Gas Corp., Class
A 927,301 22,088,310
*Mammoth Energy Services, Inc. 174,985 454,961
Matador Resources Co. 756,949 37,756,616
Mexco Energy Corp. 4,723 38,965
#*MIND Technology, Inc. 12,628 119,335
#Murphy Oil Corp. 916,383 22,735,462
#*Nabors Industries, Ltd. 47,361 1,647,216
NACCO Industries, Inc., Class A 35,590 1,349,573
*National Energy Services
Reunited Corp. 43,354 289,171

51
Dimensional U.S. Targeted Value ETF
continued
Shares Value
ENERGY — (Continued)
*Natural Gas Services Group, Inc. 91,256 $ 2,198,357
*NCS Multistage Holdings, Inc. 1,848 56,272
Noble Corp. PLC 419,808 11,255,052
#Nordic American Tankers, Ltd. 1,398,724 3,902,440
#Northern Oil & Gas, Inc. 602,009 16,952,573
NOV, Inc. 2,257,605 28,400,671
*Oceaneering International, Inc. 328,857 7,136,197
*Oil States International, Inc. 420,684 2,099,213
Ovintiv, Inc. 1,431,178 58,935,910
*Par Pacific Holdings, Inc. 119,799 3,759,293
Patterson-UTI Energy, Inc. 2,324,911 13,740,224
#PBF Energy, Inc., Class A 715,736 16,175,634
#Peabody Energy Corp. 788,243 12,730,124
#Permian Resources Corp. 4,186,281 59,277,739
*PrimeEnergy Resources Corp. 7,880 1,328,332
*ProPetro Holding Corp. 723,157 3,876,122
Range Resources Corp. 707,076 25,963,831
Ranger Energy Services, Inc. 138,792 1,858,425
*REX American Resources Corp. 117,924 6,165,067
Riley Exploration Permian, Inc. 68,893 1,807,752
#RPC, Inc. 1,295,188 6,022,624
SandRidge Energy, Inc. 171,680 1,783,755
Scorpio Tankers, Inc. 348,332 15,748,090
*SEACOR Marine Holdings, Inc. 161,527 807,635
#*Seadrill, Ltd. 396,137 11,551,355
Select Water Solutions, Inc. 763,083 7,348,489
#SFL Corp., Ltd. 1,117,044 10,254,464
Sitio Royalties Corp., Class A 349,932 6,358,264
SM Energy Co. 746,189 20,587,354
Smart Sand, Inc. 87,080 177,643
*Stabilis Solutions, Inc. 1,068 4,913
*Talos Energy, Inc. 1,176,270 10,057,108
#Teekay Corp., Ltd. 590,207 4,249,490
Teekay Tankers, Ltd., Class A 210,276 8,905,189
*TETRA Technologies, Inc. 465,698 1,909,362
#*Tidewater, Inc. 171,169 8,560,162
*TOP Ships, Inc. 4,995 28,821
#*Transocean, Ltd. 5,031,538 14,692,091
#VAALCO Energy, Inc. 650,797 2,420,965
#*Valaris, Ltd. 337,981 16,436,016
#*Vital Energy, Inc. 148,466 2,774,830
#Vitesse Energy, Inc. 176,277 4,218,309
Weatherford International PLC 21,835 1,234,769
World Kinect Corp. 452,287 12,333,866
TOTAL ENERGY 968,185,744
FINANCIALS — (27.4%)
1st Source Corp. 165,125 9,877,777
*Acacia Research Corp. 381,555 1,350,705
#ACNB Corp. 36,251 1,526,167
Affiliated Managers Group, Inc. 8,323 1,746,748
Affinity Bancshares, Inc. 4,123 78,337
Alerus Financial Corp. 69,300 1,465,002
Ally Financial, Inc. 1,767,863 66,913,615
Amalgamated Financial Corp. 182,819 5,299,923
*Ambac Financial Group, Inc. 293,453 2,465,005
Amerant Bancorp, Inc. 161,722 3,121,235
American Coastal Insurance
Corp. 29,317 305,190
Shares Value
FINANCIALS — (Continued)
Ameris Bancorp 465,314 $ 31,804,212
AmeriServ Financial, Inc. 93,747 263,429
Ames National Corp. 26,196 472,838
Arrow Financial Corp. 94,937 2,544,312
Associated Banc-Corp. 1,179,969 29,192,433
Associated Capital Group, Inc.,
Class A 6,902 255,512
Assurant, Inc. 13,069 2,447,824
Assured Guaranty, Ltd. 330,488 27,952,675
Atlantic American Corp. 9,607 22,000
Atlantic Union Bankshares Corp. 847,067 26,852,024
#*Atlanticus Holdings Corp. 82,421 4,090,554
Auburn National Bancorp, Inc. 804 22,480
Axis Capital Holdings, Ltd. 306,842 28,794,053
*Axos Financial, Inc. 306,189 26,439,420
Banc of California, Inc. 660,404 9,589,066
Bank First Corp. 6,279 746,071
Bank of Hawaii Corp. 57,076 3,531,863
Bank of Marin Bancorp 91,715 2,077,345
Bank of NT Butterfield & Son, Ltd.
(The) 184,759 8,408,382
Bank of the James Financial
Group, Inc. 4,961 67,966
Bank OZK 794,587 39,173,139
Bank7 Corp. 12,971 574,486
BankFinancial Corp. 70,507 784,038
BankUnited, Inc. 454,262 16,566,935
Bankwell Financial Group, Inc. 35,264 1,407,034
Banner Corp. 238,170 14,784,403
Bar Harbor Bankshares 90,993 2,642,437
BayCom Corp. 58,773 1,587,459
BCB Bancorp, Inc. 101,692 850,145
Berkshire Hills Bancorp, Inc. 315,228 7,767,218
*Blue Foundry Bancorp 127,002 1,085,867
#*Blue Ridge Bankshares, Inc. 88,689 325,489
#BOK Financial Corp. 349,744 35,509,508
Bread Financial Holdings, Inc. 336,157 20,606,424
*Bridgewater Bancshares, Inc. 120,630 1,877,003
*Brighthouse Financial, Inc. 388,606 18,594,797
*Broadway Financial Corp. 10,019 82,056
Brookline Bancorp, Inc. 543,000 5,603,760
Burke & Herbert Financial
Services Corp. 15,894 921,693
Business First Bancshares, Inc. 114,137 2,710,754
*BV Financial, Inc. 8,741 136,709
Byline Bancorp, Inc. 260,136 6,841,577
C&F Financial Corp. 20,894 1,334,082
#Cadence Bank 1,081,777 37,699,928
*California Bancorp 21,504 322,345
*California First Leasing Corp. 1,274 24,716
Camden National Corp. 97,765 3,686,718
Capital Bancorp, Inc. 42,841 1,348,635
Capital City Bank Group, Inc. 114,559 4,535,391
Capitol Federal Financial, Inc. 817,892 4,923,710
*Carter Bankshares, Inc. 134,970 2,345,779
*Carver Bancorp, Inc. 9,849 20,880
Cass Information Systems, Inc. 506 20,245
Cathay General Bancorp 480,814 21,742,409

52
Dimensional U.S. Targeted Value ETF
continued
Shares Value
FINANCIALS — (Continued)
#CB Financial Services, Inc. 3,669 $ 116,142
Central Pacific Financial Corp. 162,072 4,320,840
CF Bankshares, Inc. 3,739 88,240
Chemung Financial Corp. 19,371 980,173
ChoiceOne Financial Services,
Inc. 13,165 387,051
Citizens & Northern Corp. 88,296 1,679,390
Citizens Community Bancorp, Inc. 48,844 719,961
Citizens Financial Services, Inc. 1,988 106,736
#*Citizens, Inc. 41,637 159,053
City Holding Co. 22,877 2,793,282
Civista Bancshares, Inc. 94,813 1,846,009
CNB Financial Corp. 134,870 3,095,266
CNO Financial Group, Inc. 612,702 22,571,942
Cohen & Co., Inc. 1,786 20,637
Colony Bankcorp, Inc. 89,569 1,468,036
Columbia Banking System, Inc. 927,220 22,067,836
*Columbia Financial, Inc. 150,379 2,163,954
Comerica, Inc. 733,665 49,573,744
Community Financial System, Inc. 253,796 13,375,049
Community Trust Bancorp, Inc. 132,159 7,133,943
Community West Bancshares 94,276 1,814,813
ConnectOne Bancorp, Inc. 298,218 6,867,961
*Consumer Portfolio Services,
Inc. 133,992 1,058,537
*Customers Bancorp, Inc. 216,315 13,790,081
CVB Financial Corp. 816,516 15,260,684
Diamond Hill Investment Group,
Inc. 800 108,456
DigitalBridge Group, Inc. 80,457 864,108
Dime Community Bancshares,
Inc. 249,554 6,915,141
#Dominari Holdings, Inc. 7,034 32,005
Donegal Group, Inc., Class A 171,583 2,942,648
Donegal Group, Inc., Class B 6,421 99,525
Eagle Bancorp Montana, Inc. 18,825 303,459
Eagle Bancorp, Inc. 178,255 2,868,123
Eagle Financial Services, Inc. 246 8,120
Eastern Bankshares, Inc. 1,032,736 15,955,771
*eHealth, Inc. 186,083 632,682
Employers Holdings, Inc. 179,383 7,404,930
Enact Holdings, Inc. 257,653 8,956,018
*Encore Capital Group, Inc. 147,855 5,452,892
*Enova International, Inc. 151,178 15,807,172
Enterprise Financial Services
Corp. 249,942 13,794,299
Equity Bancshares, Inc., Class A 110,217 4,141,955
Essent Group, Ltd. 599,076 33,542,265
Everest Group, Ltd. 15,563 5,226,055
#*EZCORP, Inc., Class A 352,554 5,048,573
F&G Annuities & Life, Inc. 54,622 1,742,988
Farmers & Merchants Bancorp,
Inc. 18,249 438,158
Farmers National Banc Corp. 170,515 2,308,773
FB Financial Corp. 288,441 14,064,383
Federal Agricultural Mortgage
Corp., Class A 2,759 353,152
Federal Agricultural Mortgage
Corp., Class C 55,801 9,612,838
Shares Value
FINANCIALS — (Continued)
Fidelis Insurance Holdings, Ltd. 251,964 $ 3,807,176
#*Finance Of America Cos., Inc.,
Class A 6,611 142,335
Financial Institutions, Inc. 116,688 2,974,377
#Finward Bancorp 1,974 54,739
#*Finwise Bancorp 5,804 103,717
#First American Financial Corp. 552,780 33,194,439
First Bancorp 254,585 12,752,163
First Bancorp 1,079,824 22,492,734
First Bancorp, Inc. (The) 65,627 1,654,457
First Bank 98,542 1,468,276
First Busey Corp. 547,081 12,210,848
First Business Financial Services,
Inc. 48,847 2,326,094
First Capital, Inc. 1,074 38,148
First Commonwealth Financial
Corp. 708,347 11,694,809
First Community Bankshares, Inc. 106,116 3,873,234
First Community Corp. 23,950 593,361
First Financial Bancorp 656,837 15,921,729
First Financial Corp. 75,537 4,045,006
First Financial Northwest, Inc. 74,588 89,506
*First Foundation, Inc. 469,701 2,287,444
First Hawaiian, Inc. 767,299 18,607,001
First Horizon Corp. 3,052,905 66,583,858
First Internet Bancorp 52,777 1,157,400
First Interstate BancSystem, Inc.,
Class A 607,539 17,491,048
First Merchants Corp. 408,202 15,560,660
First Mid Bancshares, Inc. 115,840 4,398,445
#First National Corp. 2,806 60,610
First Northwest Bancorp 72,004 550,831
First Savings Financial Group,
Inc. 1,923 49,190
First United Corp. 37,924 1,246,562
First US Bancshares, Inc. 230 3,031
*First Western Financial, Inc. 31,130 673,809
FirstCash Holdings, Inc. 2,060 274,577
*Firstsun Capital Bancorp 17,462 620,774
Five Star Bancorp 25,007 752,461
Flushing Financial Corp. 198,365 2,378,396
*Flywire Corp. 115,698 1,259,951
FNB Corp. 2,264,400 34,690,608
Franklin Financial Services Corp. 3,587 144,197
Franklin Resources, Inc. 2,305,373 55,328,952
FS Bancorp, Inc. 40,262 1,573,842
Fulton Financial Corp. 1,296,564 23,273,324
FVCBankcorp, Inc. 28,313 362,690
*Genworth Financial, Inc. 2,943,894 23,139,007
German American Bancorp, Inc. 128,484 4,936,355
Glacier Bancorp, Inc. 45,097 1,976,602
Globe Life, Inc. 264,740 37,188,028
*GoHealth, Inc., Class A 6,136 37,614
Great Southern Bancorp, Inc. 78,622 4,476,737
*Green Dot Corp., Class A 328,100 3,320,372
*Greenlight Capital Re, Ltd.,
Class A 208,847 2,715,011
Guaranty Bancshares, Inc. 58,974 2,571,856

53
Dimensional U.S. Targeted Value ETF
continued
Shares Value
FINANCIALS — (Continued)
*Hamilton Insurance Group, Ltd.,
Class B 52,776 $ 1,134,156
Hancock Whitney Corp. 524,943 31,349,596
Hanmi Financial Corp. 188,444 4,298,408
Hanover Bancorp, Inc. 1,859 38,686
HarborOne Bancorp, Inc. 262,427 3,104,511
Hawthorn Bancshares, Inc. 19,698 561,787
HBT Financial, Inc. 40,543 1,008,304
Hennessy Advisors, Inc. 3,429 42,725
Heritage Commerce Corp. 391,484 3,621,227
Heritage Financial Corp. 214,013 4,823,853
*Heritage Insurance Holdings, Inc. 193,691 4,084,943
Hilltop Holdings, Inc. 246,056 7,283,258
#Hingham Institution For Savings
(The) 4,459 1,091,920
*Hippo Holdings, Inc. 2,287 59,096
Home Bancorp, Inc. 44,661 2,335,324
Home BancShares, Inc. 633,040 17,826,406
Home Federal Bancorp, Inc. of
Louisiana 790 10,475
*HomeStreet, Inc. 81,653 1,068,021
HomeTrust Bancshares, Inc. 69,369 2,695,679
Hope Bancorp, Inc. 790,329 7,895,387
Horace Mann Educators Corp. 274,579 11,677,845
Horizon Bancorp, Inc. 266,815 4,132,964
IF Bancorp, Inc. 89 2,225
Independent Bank Corp. 120,411 3,678,556
Independent Bank Corp. 286,600 18,213,430
International Bancshares Corp. 416,957 28,428,128
*International Money Express,
Inc. 220 1,978
Invesco, Ltd. 2,548,150 53,536,631
Investar Holding Corp. 45,417 985,549
Investors Title Co. 10,688 2,257,519
Isabella Bank Corp. 10 308
Jackson Financial, Inc., Class A 479,202 41,958,927
James River Group Holdings, Ltd. 120,503 686,867
Janus Henderson Group PLC 845,884 36,626,777
Jefferies Financial Group, Inc. 105,982 6,110,922
Kearny Financial Corp. 399,735 2,370,429
Kemper Corp. 290,243 17,876,066
#Lake Shore Bancorp, Inc. 3,125 38,469
#Lakeland Financial Corp. 5,362 339,790
Landmark Bancorp, Inc. 6,696 162,646
LCNB Corp. 29,287 432,276
*LendingClub Corp. 683,416 10,654,455
Lincoln National Corp. 232,972 8,878,563
LINKBANCORP, Inc. 1,027 7,066
Live Oak Bancshares, Inc. 175,512 5,547,934
Magyar Bancorp, Inc. 9,232 155,836
MainStreet Bancshares, Inc. 7,739 156,328
Medallion Financial Corp. 186 1,899
Mercantile Bank Corp. 97,622 4,460,349
Merchants Bancorp 188,597 5,525,892
Mercury General Corp. 323,394 22,395,034
Meridian Corp. 34,703 511,175
Metrocity Bankshares, Inc. 46,444 1,281,854
Metropolitan Bank Holding Corp. 61,501 4,338,281
Shares Value
FINANCIALS — (Continued)
MGIC Investment Corp. 1,588,944 $ 41,153,650
Mid Penn Bancorp, Inc. 72,407 1,987,572
Middlefield Banc Corp. 4,782 133,179
Midland States Bancorp, Inc. 137,577 2,333,306
MidWestOne Financial Group,
Inc. 119,363 3,287,257
*Mr. Cooper Group, Inc. 199,532 31,071,123
MVB Financial Corp. 42,091 957,149
National Bank Holdings Corp.,
Class A 236,903 8,779,625
National Bankshares, Inc. 11,812 327,901
#Navient Corp. 952,626 12,326,980
NBT Bancorp, Inc. 348,796 14,433,178
Nelnet, Inc., Class A 171,816 21,437,482
*NerdWallet, Inc., Class A 97,577 1,033,340
*NI Holdings, Inc. 23,116 294,498
#Nicolet Bankshares, Inc. 83,580 10,781,820
*NMI Holdings, Inc. 528,069 19,707,535
Northeast Bank 46,395 4,600,992
Northeast Community Bancorp,
Inc. 43,201 892,533
Northfield Bancorp, Inc. 270,564 2,881,507
Northrim Bancorp, Inc. 31,464 2,628,188
Northwest Bancshares, Inc. 998,110 11,677,887
Norwood Financial Corp. 13,123 318,102
Oak Valley Bancorp 13,063 348,129
OceanFirst Financial Corp. 355,685 5,968,394
OFG Bancorp 303,350 12,928,777
#Ohio Valley Banc Corp. 5,351 172,516
#Old National Bancorp 1,868,529 39,444,647
Old Point Financial Corp. 174 6,986
Old Republic International Corp. 667,664 24,149,407
Old Second Bancorp, Inc. 277,660 4,711,890
OneMain Holdings, Inc. 623,292 36,020,045
*Onity Group, Inc. 48,933 1,845,753
#OP Bancorp 68,932 882,330
*Oportun Financial Corp. 185,031 1,134,240
Oppenheimer Holdings, Inc.,
Class A 20,339 1,541,900
*OptimumBank Holdings, Inc. 8,337 37,516
Orange County Bancorp, Inc. 5,913 147,766
Origin Bancorp, Inc. 159,741 5,838,534
Orrstown Financial Services, Inc. 60,044 1,973,046
Pacific Premier Bancorp, Inc. 583,807 12,651,098
Park National Corp. 45,527 7,369,455
Parke Bancorp, Inc. 59,892 1,236,770
Pathfinder Bancorp, Inc. 1,123 16,429
Pathward Financial, Inc. 114,089 8,627,981
#*Paysafe, Ltd. 340,842 4,141,230
PCB Bancorp 53,128 1,085,936
Peapack-Gladstone Financial
Corp. 113,253 2,885,686
#PennyMac Financial Services,
Inc. 213,044 19,842,918
Peoples Bancorp of North
Carolina, Inc. 12,611 362,062
Peoples Bancorp, Inc. 214,556 6,144,884
Peoples Financial Services Corp. 25,564 1,245,222
Pinnacle Financial Partners, Inc. 243,522 21,403,149

54
Dimensional U.S. Targeted Value ETF
continued
Shares Value
FINANCIALS — (Continued)
*Pioneer Bancorp, Inc. 19,723 $ 242,001
Plumas Bancorp 11,831 488,147
*Ponce Financial Group, Inc. 121,887 1,712,512
Popular, Inc. 431,276 49,415,604
*PRA Group, Inc. 243,038 3,694,178
Preferred Bank 76,540 6,951,363
Primis Financial Corp. 144,547 1,617,481
Princeton Bancorp, Inc. 8,636 260,721
*ProAssurance Corp. 293,013 6,961,989
PROG Holdings, Inc. 43,041 1,370,425
Prosperity Bancshares, Inc. 558,030 37,175,959
*Provident Bancorp, Inc. 51,738 631,721
#Provident Financial Holdings,
Inc. 34,104 522,644
Provident Financial Services, Inc. 842,232 15,345,467
QCR Holdings, Inc. 117,742 8,359,682
Radian Group, Inc. 610,632 19,912,710
RBB Bancorp 101,757 1,842,819
Red River Bancshares, Inc. 9,633 579,618
Regional Management Corp. 61,581 2,046,952
Reinsurance Group of America,
Inc. 150,008 28,869,040
RenaissanceRe Holdings, Ltd. 158,834 38,714,199
Renasant Corp. 641,697 23,511,778
#*Repay Holdings Corp. 540,797 2,660,721
Republic Bancorp, Inc., Class A 64,481 4,440,162
*Rhinebeck Bancorp, Inc. 734 9,314
#Richmond Mutual Bancorp, Inc. 5,575 77,158
Riverview Bancorp, Inc. 157,647 777,200
S&T Bancorp, Inc. 241,924 8,864,095
Safety Insurance Group, Inc. 97,925 6,889,024
SB Financial Group, Inc. 8,466 159,245
Seacoast Banking Corp. of
Florida 368,363 10,384,153
*Security National Financial
Corp., Class A 61,355 520,290
*Selectquote, Inc. 222,458 391,526
Shore Bancshares, Inc. 208,054 3,226,918
Sierra Bancorp 90,233 2,645,632
Simmons First National Corp.,
Class A 767,065 14,704,636
*SiriusPoint, Ltd. 784,457 15,383,202
SmartFinancial, Inc. 84,036 2,879,073
Sound Financial Bancorp, Inc. 1,157 53,280
South Plains Financial, Inc. 62,578 2,322,270
*Southern First Bancshares, Inc. 46,532 1,933,870
Southern Missouri Bancorp, Inc. 56,746 3,069,391
Southside Bancshares, Inc. 165,410 4,869,670
SouthState Corp. 594,821 56,014,294
#SR Bancorp, Inc. 5,610 78,091
Stellar Bancorp, Inc. 233,375 6,891,564
Sterling Bancorp, Inc. 61,298 –
Stewart Information Services
Corp. 187,977 12,205,347
Stifel Financial Corp. 371 42,339
#Stock Yards Bancorp, Inc. 38,954 2,912,201
*StoneX Group, Inc. 103,358 10,050,532
Summit State Bank 2,419 29,609
SWK Holdings Corp. 7,215 107,431
Shares Value
FINANCIALS — (Continued)
Synovus Financial Corp. 362,660 $ 17,132,058
*Texas Capital Bancshares, Inc. 354,989 29,808,426
#TFS Financial Corp. 191,240 2,507,156
*Third Coast Bancshares, Inc. 36,667 1,380,513
Timberland Bancorp, Inc. 51,390 1,607,993
Tiptree, Inc. 214,876 4,465,123
Tompkins Financial Corp. 80,964 5,236,752
Towne Bank 485,747 17,015,717
TriCo Bancshares 197,941 8,139,334
*Triumph Financial, Inc. 91,295 5,178,252
TrustCo Bank Corp. 144,879 4,862,139
Trustmark Corp. 466,390 17,373,027
UMB Financial Corp. 280,992 30,906,310
*<Unico American Corp. 26,066 1,303
Union Bankshares, Inc. 1,046 28,462
United Bancorp, Inc. 3,298 46,370
United Bancshares, Inc. 2,739 80,390
United Bankshares, Inc. 823,973 29,267,521
United Community Banks, Inc. 716,508 21,853,494
United Fire Group, Inc. 149,908 3,980,057
United Security Bancshares 85,865 734,146
Unity Bancorp, Inc. 57,230 2,810,565
Universal Insurance Holdings, Inc. 186,983 4,420,278
Univest Financial Corp. 188,370 5,432,591
Unum Group 628,554 45,136,463
US Global Investors, Inc., Class A 7,255 17,339
USCB Financial Holdings, Inc. 2,483 41,317
Valley National Bancorp 3,220,345 29,852,598
*Velocity Financial, Inc. 33,791 560,931
Veritex Holdings, Inc. 319,391 10,131,083
Virginia National Bankshares
Corp. 4,044 149,102
Virtus Investment Partners, Inc. 44,938 8,686,965
Voya Financial, Inc. 220,709 15,449,630
WaFd, Inc. 540,302 15,725,490
Walker & Dunlop, Inc. 155,774 11,684,608
Washington Trust Bancorp, Inc. 111,127 2,993,761
Waterstone Financial, Inc. 121,416 1,616,047
Webster Financial Corp. 958,458 55,255,104
WesBanco, Inc. 618,359 18,631,157
West Bancorp, Inc. 93,848 1,688,326
Westamerica Bancorp 64,638 3,096,160
Western Alliance Bancorp 327,843 25,427,503
Western New England Bancorp,
Inc. 124,621 1,327,214
Westwood Holdings Group, Inc. 30,684 536,356
White Mountains Insurance
Group, Ltd. 17,372 31,057,662
Wintrust Financial Corp. 267,512 34,236,186
*World Acceptance Corp. 25,712 4,045,012
WSFS Financial Corp. 416,149 22,821,611
WVS Financial Corp. 1,304 15,857
Zions Bancorp NA 846,657 45,397,748
TOTAL FINANCIALS 3,179,018,857
HEALTH CARE — (6.1%)
*10X Genomics, Inc., Class A 8,557 115,092
#*Absci Corp. 87,585 247,866
*AC Immune SA 15,797 34,122

55
Dimensional U.S. Targeted Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*Acadia Healthcare Co., Inc. 281,754 $ 6,133,785
*AdaptHealth Corp. 792,557 7,109,236
*Addus HomeCare Corp. 84,936 9,069,466
#*Adverum Biotechnologies, Inc. 45,061 107,696
*Agios Pharmaceuticals, Inc. 134,605 5,009,998
*Alector, Inc. 4,408 6,568
*Aligos Therapeutics, Inc. 190 1,383
*Alkermes PLC 15,677 415,284
#*Allogene Therapeutics, Inc. 339,194 417,209
#*Alumis, Inc. 1,025 4,244
#*Amedisys, Inc. 79,358 7,824,699
*American Shared Hospital
Services 5,572 14,041
*American Well Corp., Class A 8,238 60,549
*AMN Healthcare Services, Inc. 60,749 1,114,137
*Amphastar Pharmaceuticals, Inc. 201,049 4,211,977
*AngioDynamics, Inc. 108,970 965,474
#*ANI Pharmaceuticals, Inc. 67,931 4,303,429
*Anika Therapeutics, Inc. 90,337 745,732
#*Annexon, Inc. 38,384 92,122
*Aprea Therapeutics, Inc. 3,518 5,981
#*Arcturus Therapeutics Holdings,
Inc. 16,478 201,196
*Astrana Health, Inc. 76,234 1,818,943
*Astria Therapeutics, Inc. 18,257 126,338
*Atea Pharmaceuticals, Inc. 304,210 1,107,324
*Avanos Medical, Inc. 293,398 3,277,256
#*Avantor, Inc. 1,224,253 16,453,960
#*Azenta, Inc. 297,467 9,727,171
*BioLife Solutions, Inc. 16,014 340,458
#*Bio-Rad Laboratories, Inc.,
Class A 126,465 30,598,207
#*Black Diamond Therapeutics,
Inc. 82,055 218,266
*BrightSpring Health Services,
Inc. 203,290 4,197,938
*Brookdale Senior Living, Inc. 505,551 3,918,020
#*C4 Therapeutics, Inc. 120,362 246,742
#*CareDx, Inc. 43,680 536,609
*Caribou Biosciences, Inc. 309,523 628,332
*Castle Biosciences, Inc. 178,577 2,705,442
*Catalyst Pharmaceuticals, Inc. 39,450 841,469
*Centene Corp. 231,065 6,023,865
*Certara, Inc. 1,088,009 10,706,009
*Cocrystal Pharma, Inc. 4,605 7,967
Concentra Group Holdings
Parent, Inc. 219,349 4,380,400
CONMED Corp. 116,796 5,974,115
*Cross Country Healthcare, Inc. 148,559 1,998,119
*CryoPort, Inc. 89,895 658,930
*Cullinan Therapeutics, Inc. 184,207 1,431,288
*Cumberland Pharmaceuticals,
Inc. 39,281 135,519
*CureVac NV 6,996 37,708
*Cytek Biosciences, Inc. 299,411 1,077,880
*Day One Biopharmaceuticals,
Inc. 69,212 464,413
*Definitive Healthcare Corp. 326,381 1,272,886
*Denali Therapeutics, Inc. 1,594 22,045
Shares Value
HEALTH CARE — (Continued)
DENTSPLY SIRONA, Inc. 766,174 $ 10,963,950
#*Design Therapeutics, Inc. 48,890 189,204
#*DocGo, Inc. 187,197 254,588
#*Dynavax Technologies Corp. 374,497 4,111,977
*Editas Medicine, Inc. 387,790 973,353
#*Elanco Animal Health, Inc. 2,741,335 37,501,463
#*Emergent BioSolutions, Inc. 323,410 1,901,651
*Enanta Pharmaceuticals, Inc. 37,539 284,546
*Enhabit, Inc. 312,494 2,099,960
*Enovis Corp. 363,125 9,731,750
*Entrada Therapeutics, Inc. 54,783 322,124
#*Envista Holdings Corp. 1,068,658 20,186,950
*enVVeno Medical Corp. 3,290 15,167
#*Erasca, Inc. 67,480 95,484
*Evolent Health, Inc., Class A 514,499 5,170,715
*EyePoint Pharmaceuticals, Inc. 4,717 46,321
#*Fate Therapeutics, Inc. 585,624 644,186
*FONAR Corp. 38,335 598,409
*Fulcrum Therapeutics, Inc. 143,191 963,675
*Fulgent Genetics, Inc. 194,114 3,334,879
*Globus Medical, Inc. 14,590 767,872
*GoodRx Holdings, Inc., Class A 350,689 1,679,800
*Harmony Biosciences Holdings,
Inc. 141,209 4,967,733
#*Harvard Bioscience, Inc. 115,481 53,780
*Health Catalyst, Inc. 413,748 1,510,180
HealthStream, Inc. 181,905 4,758,635
*HilleVax, Inc. 114 241
*ICON PLC 45,928 7,770,558
*ICU Medical, Inc. 89,198 11,453,915
*ImmuCell Corp. 11,277 70,368
*InfuSystem Holdings, Inc. 62,502 350,011
#*Innoviva, Inc. 508,555 9,240,444
*Inogen, Inc. 159,547 1,006,742
*Inovio Pharmaceuticals, Inc. 1,602 2,275
#*Instil Bio, Inc. 19,430 466,320
*Integer Holdings Corp. 111,683 12,118,722
#*Integra LifeSciences Holdings
Corp. 443,695 5,830,152
#*Intellia Therapeutics, Inc. 27,889 324,628
*iTeos Therapeutics, Inc. 113,678 1,152,695
*Janux Therapeutics, Inc. 16,293 391,276
*Jasper Therapeutics, Inc. 5,698 16,524
#*Jazz Pharmaceuticals PLC 235,064 26,945,386
*Kewaunee Scientific Corp. 17,639 976,142
*Kezar Life Sciences, Inc. 9,022 38,524
*Kodiak Sciences, Inc. 88,562 582,295
*Kura Oncology, Inc. 12,381 74,905
*Lantern Pharma, Inc. 3,709 16,468
*LENSAR, Inc. 8,789 113,290
#*Lexeo Therapeutics, Inc. 16,428 77,704
*LifeStance Health Group, Inc. 743,843 2,960,495
*Ligand Pharmaceuticals, Inc. 89,510 11,777,726
*Lipocine, Inc. 8,130 26,260
*Lisata Therapeutics, Inc. 1,807 4,481
*LivaNova PLC 204,435 8,625,113
*MacroGenics, Inc. 5,170 8,065
*MaxCyte, Inc. 169,177 348,505

56
Dimensional U.S. Targeted Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*MEI Pharma, Inc. 4,620 $ 23,793
Mesa Laboratories, Inc. 3,427 262,097
*MetaVia, Inc. 32 19
*Molina Healthcare, Inc. 54,138 8,546,766
#*Monte Rosa Therapeutics, Inc. 76,293 377,650
*Myriad Genetics, Inc. 150,985 579,782
National HealthCare Corp. 94,168 9,042,953
*Nautilus Biotechnology, Inc. 119,825 91,067
#*Neogen Corp. 1,248,243 5,804,330
*NeoGenomics, Inc. 519,161 2,512,739
#*Nkarta, Inc. 30,579 66,356
#*Nuvation Bio, Inc. 379,025 894,499
#*OmniAb Operations, Inc.-
Earnout Shares 400,589 765,125
*Omnicell, Inc. 233,753 7,248,681
*OptimizeRx Corp. 50,792 640,995
*Oramed Pharmaceuticals, Inc. 24,088 51,789
*OraSure Technologies, Inc. 491,295 1,562,318
*Organogenesis Holdings, Inc. 464,973 2,148,175
*Orthofix Medical, Inc. 208,481 2,301,630
*OrthoPediatrics Corp. 88,409 1,831,834
*Owens & Minor, Inc. 509,001 3,527,377
*Pacira BioSciences, Inc. 234,713 4,950,097
*<PDL BioPharma, Inc. 463,418 240,977
*Pediatrix Medical Group, Inc. 383,984 4,703,804
*Pennant Group, Inc. (The) 16,071 356,294
Perrigo Co. PLC 843,146 22,486,704
#*Personalis, Inc. 25,190 138,041
*PharmaCyte Biotech, Inc. 8,707 8,881
*Pliant Therapeutics, Inc. 37,709 55,055
#*Precision BioSciences, Inc. 9,990 47,453
#Premier, Inc., Class A 587,836 12,626,717
*Prestige Consumer Healthcare,
Inc. 205,009 15,160,416
*Protara Therapeutics, Inc. 15,358 47,610
*Prothena Corp. PLC 92,227 633,599
*Pulmonx Corp. 3,170 5,833
*Puma Biotechnology, Inc. 115,448 359,043
*Quanterix Corp. 113,845 676,239
*QuidelOrtho Corp. 354,164 8,152,855
*Quipt Home Medical Corp. 28,272 62,481
*Rafael Holdings, Inc., Class B 18,063 30,526
*Rapid Micro Biosystems, Inc.,
Class A 14,653 48,794
*REGENXBIO, Inc. 168,632 1,435,058
*Relay Therapeutics, Inc. 460,621 1,621,386
#*Replimune Group, Inc. 70,228 493,703
#Revvity, Inc. 140,296 12,332,018
*Sage Therapeutics, Inc. 113,046 981,239
#*Sagimet Biosciences, Inc.,
Class A 10,393 90,315
#*Sarepta Therapeutics, Inc. 3,454 56,715
*Seer, Inc. 2,544 5,393
Select Medical Holdings Corp. 519,562 7,684,322
*Sensus Healthcare, Inc. 81,757 457,022
#SIGA Technologies, Inc. 313,893 2,074,833
*Sight Sciences, Inc. 21,889 72,890
Simulations Plus, Inc. 47,777 622,057
Shares Value
HEALTH CARE — (Continued)
*Solid Biosciences, Inc. 36,338 $ 248,552
*STAAR Surgical Co. 60,941 1,091,758
*Streamline Health Solutions, Inc. 324 1,724
*Supernus Pharmaceuticals, Inc. 333,360 11,700,936
#*Surgery Partners, Inc. 454,562 9,977,636
*Sutro Biopharma, Inc. 3,094 2,492
*Tactile Systems Technology, Inc. 149,143 1,488,447
*Tango Therapeutics, Inc. 5,887 35,557
*Teladoc Health, Inc. 1,104,455 7,963,121
Teleflex, Inc. 123,928 14,809,396
*Tenet Healthcare Corp. 183,713 29,629,233
*Terns Pharmaceuticals, Inc. 211,568 1,233,441
*Third Harmonic Bio, Inc. 639 3,438
#*Tonix Pharmaceuticals Holding
Corp. 2,168 81,690
*Tourmaline Bio, Inc. 22,599 500,116
*TruBridge, Inc. 76,054 1,583,444
*TScan Therapeutics, Inc. 4,632 8,060
#*Tyra Biosciences, Inc. 2,002 21,882
Universal Health Services, Inc.,
Class B 196,002 32,624,533
#US Physical Therapy, Inc. 52,373 3,831,085
Utah Medical Products, Inc. 20,176 1,121,786
*Vanda Pharmaceuticals, Inc. 365,739 1,558,048
*Varex Imaging Corp. 271,767 1,978,464
*Ventyx Biosciences, Inc. 2,456 6,877
*Veracyte, Inc. 487,038 11,450,263
Viatris, Inc. 5,404,465 47,235,024
*Vicarious Surgical, Inc. 5,036 44,619
*Vir Biotechnology, Inc. 568,983 2,884,744
*Vistagen Therapeutics, Inc. 12,383 35,539
*Voyager Therapeutics, Inc. 225,250 718,548
*Whitehawk Therapeutics, Inc. 22,829 39,951
*Xencor, Inc. 176,151 1,465,576
*Zimvie, Inc. 165,225 3,104,578
*Zymeworks, Inc. 58,407 733,592
TOTAL HEALTH CARE 711,255,982
INDUSTRIALS — (15.5%)
#*3D Systems Corp. 232,654 379,226
*AAR Corp. 249,282 18,623,858
ABM Industries, Inc. 462,989 21,357,683
ACCO Brands Corp. 570,080 2,137,800
#Acme United Corp. 12,384 497,589
#*Aebi Schmidt Holding AG 211,941 2,182,992
*AerSale Corp. 188,840 1,140,594
AGCO Corp. 358,367 42,276,555
#*Air Industries Group 20,476 70,847
Air Lease Corp. 738,627 40,919,936
Alamo Group, Inc. 84,166 18,733,668
*Alaska Air Group, Inc. 724,937 38,392,664
Albany International Corp. 118,835 6,439,669
Alight, Inc., Class A 3,286,294 17,614,536
#*Allegiant Travel Co. 111,433 5,754,400
Allient, Inc. 95,095 3,833,279
*Alpha Pro Tech, Ltd. 17,267 83,918
Alta Equipment Group, Inc. 94,756 735,307
*Amentum Holdings, Inc. 30,500 761,585
*Ameresco, Inc., Class A 143,270 2,424,128

57
Dimensional U.S. Targeted Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*American Woodmark Corp. 114,980 $ 6,049,098
Apogee Enterprises, Inc. 131,588 5,525,380
ArcBest Corp. 155,086 11,341,439
Arcosa, Inc. 162,583 13,962,628
Astec Industries, Inc. 164,148 6,510,110
*Asure Software, Inc. 114,953 1,115,044
Atkore, Inc. 43,626 3,360,074
*Avalon Holdings Corp., Class A 642 1,663
AZZ, Inc. 138,110 15,123,045
*BGSF, Inc. 62,853 385,289
*Blade Air Mobility, Inc. 431,538 1,721,837
*BlueLinx Holdings, Inc. 65,646 4,809,882
Boise Cascade Co. 251,728 21,097,324
*Bowman Consulting Group, Ltd. 44,607 1,546,971
Brady Corp., Class A 153,791 10,853,031
*BrightView Holdings, Inc. 575,584 9,180,565
*Broadwind, Inc. 31,363 81,230
*Builders FirstSource, Inc. 256,153 32,564,731
#*CACI International, Inc., Class
A 35,732 16,457,087
*Cadeler A/S, ADR 23,813 499,120
*CECO Environmental Corp. 53,762 2,416,602
#*Chart Industries, Inc. 76,767 15,263,583
Chicago Rivet & Machine Co. 2,160 27,410
#Civeo Corp. 80,163 2,003,273
#*Clarivate PLC 3,437,511 13,234,417
Columbus McKinnon Corp. 183,824 2,693,022
*Commercial Vehicle Group, Inc. 125,822 212,639
CompX International, Inc. 6,417 149,516
#Concentrix Corp. 300,998 15,642,866
Concrete Pumping Holdings, Inc. 209,920 1,433,754
*Conduent, Inc. 1,071,173 2,849,320
Copa Holdings SA, Class A 151,191 16,730,796
*Costamare Bulkers Holdings,
Ltd. 151,547 1,363,923
Costamare, Inc. 757,736 7,645,556
Covenant Logistics Group, Inc. 158,814 3,835,358
*CPI Aerostructures, Inc. 9,372 32,052
#*Custom Truck One Source, Inc. 623,477 3,859,323
Deluxe Corp. 295,423 4,756,310
*Distribution Solutions Group, Inc. 87,672 2,627,530
*DLH Holdings Corp. 38,261 214,644
*DNOW, Inc. 874,235 13,603,097
Douglas Dynamics, Inc. 131,280 3,754,608
*Driven Brands Holdings, Inc. 35,584 601,370
*Ducommun, Inc. 100,997 9,188,707
Dun & Bradstreet Holdings, Inc. 2,631,324 23,945,048
*DXP Enterprises, Inc. 52,089 5,899,600
Eastern Co. (The) 38,473 886,803
EnerSys 191,475 17,686,546
Ennis, Inc. 159,171 2,833,244
Enpro, Inc. 113,866 24,186,277
*Enviri Corp. 514,642 4,631,778
ESCO Technologies, Inc. 2,364 457,907
Espey Mfg. & Electronics Corp. 15,944 701,536
EVI Industries, Inc. 1,101 24,541
#*First Advantage Corp. 116,928 2,021,685
*Fluor Corp. 43,940 2,494,474
Shares Value
INDUSTRIALS — (Continued)
*Forrester Research, Inc. 55,009 $ 535,788
Fortune Brands Innovations, Inc. 296,858 16,190,635
Franklin Electric Co., Inc. 10,215 959,699
#*Frontier Group Holdings, Inc. 667,577 2,923,987
FTAI Infrastructure, Inc. 129,288 810,636
*Gates Industrial Corp. PLC 678,442 16,825,362
GATX Corp. 75,205 11,483,051
Genco Shipping & Trading, Ltd. 291,905 4,650,047
*Gencor Industries, Inc. 74,061 1,079,809
*Generac Holdings, Inc. 7,316 1,424,352
Genpact, Ltd. 150,067 6,610,451
*Gibraltar Industries, Inc. 183,128 12,091,942
Global Industrial Co. 9,560 325,614
*GMS, Inc. 23,085 2,531,039
Gorman-Rupp Co. (The) 142,241 5,854,640
*Graham Corp. 6,985 399,193
Granite Construction, Inc. 7,524 710,792
*Great Lakes Dredge & Dock
Corp. 435,587 4,826,304
Greenbrier Cos., Inc. (The) 224,028 10,193,274
#*GXO Logistics, Inc. 200,027 9,943,342
*Hayward Holdings, Inc. 963,894 14,824,690
*Healthcare Services Group, Inc. 429,096 5,582,539
#Heartland Express, Inc. 510,550 3,992,501
Heidrick & Struggles International,
Inc. 131,486 5,855,072
Helios Technologies, Inc. 187,040 6,862,498
#Herc Holdings, Inc. 70,209 8,201,113
Hillenbrand, Inc. 338,438 7,009,051
*Hillman Solutions Corp. 1,060,503 8,367,369
HNI Corp. 211,040 10,855,898
Hub Group, Inc., Class A 457,159 16,009,708
*Hudson Global, Inc. 4,125 36,919
*Hudson Technologies, Inc. 269,997 2,535,272
Huntington Ingalls Industries, Inc. 15,729 4,386,189
*Hurco Cos., Inc. 41,530 798,207
#*Hyliion Holdings Corp. 98,735 148,102
Hyster-Yale, Inc. 67,274 2,826,181
*IBEX Holdings, Ltd. 43,846 1,296,526
ICF International, Inc. 108,748 9,122,870
*Innovative Solutions and
Support, Inc. 7,396 114,934
Insteel Industries, Inc. 118,634 4,282,687
Interface, Inc. 314,789 6,490,949
*Janus International Group, Inc. 489,677 4,196,532
JBT Marel Corp. 18,578 2,560,048
*JELD-WEN Holding, Inc. 461,881 2,078,464
#*JetBlue Airways Corp. 2,239,119 9,941,688
Kelly Services, Inc., Class A 204,663 2,507,122
Kennametal, Inc. 551,033 13,643,577
*Kirby Corp. 119,480 11,387,639
Knight-Swift Transportation
Holdings, Inc. 1,020,030 43,351,275
Korn Ferry 332,868 23,590,355
*L.B. Foster Co., Class A 67,809 1,593,511
Lindsay Corp. 23,794 3,248,119
*LiqTech International, Inc. 3,516 7,454
LSI Industries, Inc. 179,147 3,278,390

58
Dimensional U.S. Targeted Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
#Luxfer Holdings PLC 143,846 $ 1,729,029
*Manitowoc Co., Inc. (The) 229,039 2,920,247
ManpowerGroup, Inc. 287,743 11,869,399
Marten Transport, Ltd. 537,884 6,540,669
*Mastech Digital, Inc. 14,357 103,658
*Masterbrand, Inc. 756,947 8,349,125
*Matrix Service Co. 72,553 1,108,610
Matson, Inc. 198,192 21,162,942
Maximus, Inc. 189,428 13,991,152
*Mayville Engineering Co., Inc. 127,298 2,134,787
McGrath RentCorp 119,182 14,872,722
*Mercury Systems, Inc. 217,575 11,442,269
Miller Industries, Inc. 74,576 3,038,972
MillerKnoll, Inc. 443,838 8,424,045
*Mistras Group, Inc. 184,940 1,468,424
*Montrose Environmental Group,
Inc. 72,655 1,648,542
*MRC Global, Inc. 510,336 7,491,732
MSC Industrial Direct Co., Inc. 85,152 7,375,866
Mueller Industries, Inc. 295,637 25,238,531
National Presto Industries, Inc. 42,520 4,101,054
#*Net Power, Inc. 25,526 73,515
NL Industries, Inc. 54,683 337,394
*NN, Inc. 224,382 437,545
*NPK International, Inc. 595,937 5,375,352
*NV5 Global, Inc. 391,063 8,779,364
*NWPX Infrastructure, Inc. 70,589 2,949,208
*OPENLANE, Inc. 793,902 19,561,745
*Orion Group Holdings, Inc. 236,222 1,750,405
#Oshkosh Corp. 175,075 22,152,240
Owens Corning 225,332 31,418,041
*PAMT Corp. 116,986 1,325,451
#Pangaea Logistics Solutions,
Ltd. 314,851 1,533,324
Park Aerospace Corp. 94,797 1,708,242
Park-Ohio Holdings Corp. 76,605 1,256,322
*Perma-Pipe International
Holdings, Inc. 51,485 1,140,908
Preformed Line Products Co. 29,718 4,586,379
Primoris Services Corp. 231,122 21,764,759
*Proto Labs, Inc. 152,928 6,594,255
Quad/Graphics, Inc. 36,209 192,994
Quanex Building Products Corp. 147,539 2,874,060
#*Quest Resource Holding Corp. 100,405 201,814
*Radiant Logistics, Inc. 300,048 1,773,284
#Regal Rexnord Corp. 318,520 48,695,338
*Resideo Technologies, Inc. 908,752 24,808,930
Resources Connection, Inc. 214,427 1,085,001
Robert Half, Inc. 2,268 83,712
Rush Enterprises, Inc., Class A 444,969 24,090,622
Rush Enterprises, Inc., Class B 105,932 5,753,167
Ryder System, Inc. 216,557 38,484,344
*Saia, Inc. 50,234 15,182,724
#Schneider National, Inc., Class B 555,469 13,581,217
Science Applications International
Corp. 27,933 3,113,971
Sensata Technologies Holding
PLC 901,936 27,743,551
Shares Value
INDUSTRIALS — (Continued)
#*Shoals Technologies Group,
Inc., Class A 315,434 $ 1,700,189
*SIFCO Industries, Inc. 7,405 35,988
*Skillsoft Corp. 5,353 76,334
*SkyWest, Inc. 281,705 32,666,512
*Southland Holdings, Inc. 4,528 19,470
Standex International Corp. 38,699 6,375,273
Stanley Black & Decker, Inc. 581,061 39,308,777
Steelcase, Inc., Class A 648,143 6,695,317
*Sun Country Airlines Holdings,
Inc. 364,034 4,219,154
#*Sunrun, Inc. 1,351,765 13,869,109
*TaskUS, Inc., Class A 80,248 1,370,636
*Taylor Devices, Inc. 10,271 463,222
*Team, Inc. 539 8,856
Tennant Co. 46,471 3,835,716
#Terex Corp. 412,832 20,996,636
*Thermon Group Holdings, Inc. 200,425 5,668,019
Timken Co. (The) 80,130 6,097,092
*Titan International, Inc. 390,222 3,301,278
*Titan Machinery, Inc. 147,424 2,848,232
*Transcat, Inc. 23,350 1,784,640
Trinity Industries, Inc. 579,882 13,511,251
*TrueBlue, Inc. 254,429 1,836,977
#*TTEC Holdings, Inc. 32,156 160,137
*Tutor Perini Corp. 149,623 7,204,347
Twin Disc, Inc. 79,768 689,993
UFP Industries, Inc. 127,358 12,481,084
U-Haul Holding Co. 448,256 23,309,312
*U-Haul Holding Co. 35,651 2,062,767
*Ultralife Corp. 106,091 845,545
UniFirst Corp. 105,068 17,969,780
#Universal Logistics Holdings,
Inc. 68,110 1,629,872
*Upwork, Inc. 30,666 366,765
*V2X, Inc. 140,887 6,675,226
Vestis Corp. 515,319 3,122,833
#Virco Mfg. Corp. 102,140 790,564
*VirTra, Inc. 41,451 293,888
#VSE Corp. 118,332 18,523,691
Wabash National Corp. 123,726 1,232,311
#Werner Enterprises, Inc. 399,463 11,073,114
WESCO International, Inc. 290,754 60,174,448
*Wilhelmina International, Inc. 2,688 8,306
*Willdan Group, Inc. 21,235 1,811,345
Willis Lease Finance Corp. 38,965 5,516,665
Worthington Enterprises, Inc. 221,331 13,715,882
TOTAL INDUSTRIALS 1,799,575,809
INFORMATION TECHNOLOGY — (6.4%)
*8x8, Inc. 209,723 406,863
#*908 Devices, Inc. 90,800 594,740
*ACI Worldwide, Inc. 46,112 1,962,527
*Akamai Technologies, Inc. 236,198 18,024,269
#*Alithya Group, Inc., Class A 83,793 144,962
*Alpha & Omega Semiconductor,
Ltd. 187,258 4,769,461
Amkor Technology, Inc. 1,450,258 32,717,820
*AmpliTech Group, Inc. 2,108 6,219

59
Dimensional U.S. Targeted Value ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Amtech Systems, Inc. 89,253 $ 419,935
*Arrow Electronics, Inc. 364,974 42,336,984
#*ASGN, Inc. 205,554 10,306,478
*AstroNova, Inc. 40,402 456,543
*Astrotech Corp. 6,024 33,614
*Aviat Networks, Inc. 47,606 1,028,290
Avnet, Inc. 655,659 34,710,587
*Aware, Inc. 58,040 123,045
#*Axcelis Technologies, Inc. 49,351 3,340,569
*AXT, Inc. 251 522
Bel Fuse, Inc., Class A 7,106 813,850
#Bel Fuse, Inc., Class B 52,018 6,764,421
Benchmark Electronics, Inc. 257,739 9,922,951
*BILL Holdings, Inc. 360,157 15,432,727
#*Cerence, Inc. 153,444 1,319,618
*CEVA, Inc. 56,247 1,201,998
#*Cipher Mining, Inc. 836,154 4,565,401
#*Cleanspark, Inc. 273,485 3,109,524
#*Clearfield, Inc. 34,631 1,517,184
*ClearOne, Inc. 336 1,687
*Coda Octopus Group, Inc. 1,340 9,983
*Coherent Corp. 227,076 24,433,378
*Cohu, Inc. 292,817 5,229,712
*Comtech Telecommunications
Corp. 159,853 346,881
*Corsair Gaming, Inc. 284,782 2,580,125
#Crane NXT Co. 165,115 9,797,924
*Crexendo, Inc. 77,101 429,453
CSP, Inc. 2,785 28,574
CTS Corp. 179,046 7,016,813
*CVD Equipment Corp. 2,709 10,457
#*Daily Journal Corp. 6,154 2,459,015
#*Daktronics, Inc. 318,079 5,159,241
*Data I/O Corp. 46,453 150,508
*Data Storage Corp. 6,469 30,534
*Diebold Nixdorf, Inc. 79,206 4,458,506
*Digi International, Inc. 223,191 7,278,259
#*Diodes, Inc. 289,803 14,307,574
*DXC Technology Co. 1,161,983 15,814,589
*E2open Parent Holdings, Inc. 1,589,490 5,245,317
#*Eastman Kodak Co. 475,803 3,187,880
*eGain Corp. 89,668 554,148
#*Electro-Sensors, Inc. 377 1,672
*ePlus, Inc. 169,776 10,998,089
*EverCommerce, Inc. 2,759 29,604
*Everspin Technologies, Inc. 31,680 191,981
*Expensify, Inc., Class A 36,080 73,242
*Fastly, Inc., Class A 860,455 5,842,489
#*Five9, Inc. 1,921 49,619
*Flex, Ltd. 160,463 8,002,290
*FormFactor, Inc. 216,146 6,140,708
*Franklin Wireless Corp. 7,805 30,361
#Frequency Electronics, Inc. 8,608 228,973
#*Globant SA 7,768 654,532
*Grid Dynamics Holdings, Inc. 138,130 1,310,854
*Harmonic, Inc. 259,582 2,209,043
#*I3 Verticals, Inc., Class A 13,426 375,659
*Ichor Holdings, Ltd. 208,860 4,133,339
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Identiv, Inc. 29,390 $ 106,686
#Immersion Corp. 46,346 323,032
#*indie Semiconductor, Inc.,
Class A 397,536 1,554,366
Information Services Group, Inc. 287,645 1,239,750
*Insight Enterprises, Inc. 22,335 2,648,484
#*inTEST Corp. 71,626 500,666
#*IPG Photonics Corp. 207,426 15,534,133
*Key Tronic Corp. 76,537 225,019
*Kimball Electronics, Inc. 161,656 3,032,667
*Knowles Corp. 714,733 14,516,227
Kulicke & Soffa Industries, Inc. 282,484 9,254,176
*KVH Industries, Inc. 111,496 589,814
*Lantronix, Inc. 239,948 770,233
*LGL Group, Inc. (The) 11,157 81,171
*LiveRamp Holdings, Inc. 353,618 11,605,743
*Magnachip Semiconductor Corp. 236,789 970,835
*Meridianlink, Inc. 31,433 502,299
Methode Electronics, Inc. 215,955 1,416,665
*Mirion Technologies, Inc. 651,913 14,570,256
*Mitek Systems, Inc. 271,838 2,451,979
MKS, Inc. 100,406 9,556,643
*N-able, Inc. 457,189 3,694,087
#*nCino, Inc. 270,248 7,546,675
*NCR Voyix Corp. 456,537 6,218,034
*NETGEAR, Inc. 211,183 4,910,005
*NetScout Systems, Inc. 448,575 9,608,476
*NetSol Technologies, Inc. 17,422 70,908
*Nortech Systems, Inc. 3,969 33,379
*Olo, Inc., Class A 282,169 2,957,131
*ON24, Inc. 257,069 1,275,062
OneSpan, Inc. 114,999 1,696,235
*Optical Cable Corp. 18,666 83,624
PC Connection, Inc. 177,187 10,912,947
#*Penguin Solutions, Inc. 242,752 5,721,665
*Photronics, Inc. 419,071 8,532,286
*Plexus Corp. 182,559 23,276,272
#*Powerfleet, Inc. 265,863 1,079,404
*RF Industries, Ltd. 29,948 246,772
*Ribbon Communications, Inc. 916,623 3,446,502
Richardson Electronics, Ltd. 88,163 888,683
#*Riot Platforms, Inc. 734,070 9,843,879
*Rogers Corp. 114,134 7,484,908
*Rubico, Inc. 2,498 4,795
*Sanmina Corp. 138,500 16,071,540
#Sapiens International Corp. NV 19,239 527,341
*ScanSource, Inc. 179,916 6,987,937
Skyworks Solutions, Inc. 97,618 6,690,738
*SmartRent, Inc. 467,147 471,818
*SoundThinking, Inc. 22,381 255,367
*Synaptics, Inc. 136,978 8,588,521
*Synchronoss Technologies, Inc. 670 4,904
Taitron Components, Inc. 10,132 21,986
#TD SYNNEX Corp. 518,505 74,866,937
*Telos Corp. 129,507 332,833
*TransAct Technologies, Inc. 24,478 92,282
*Trio-Tech International 5,869 31,927
*TTM Technologies, Inc. 557,385 26,336,441

60
Dimensional U.S. Targeted Value ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Turtle Beach Corp. 7,128 $ 103,641
*Ultra Clean Holdings, Inc. 287,926 6,484,094
*Veeco Instruments, Inc. 332,870 6,917,039
*Verint Systems, Inc. 361,239 7,687,166
#*Viasat, Inc. 320,710 5,269,265
*Viavi Solutions, Inc. 725,624 7,292,521
Vishay Intertechnology, Inc. 844,362 13,839,093
*Vishay Precision Group, Inc. 84,471 2,240,171
*WidePoint Corp. 26,764 80,560
#Xerox Holdings Corp. 854,528 3,460,838
*Xperi, Inc. 288,858 1,738,925
TOTAL INFORMATION
TECHNOLOGY 742,210,573
MATERIALS — (5.8%)
AdvanSix, Inc. 171,804 3,456,696
Alcoa Corp. 1,459,560 43,743,013
*Alpha Metallurgical Resources,
Inc. 84,205 9,942,084
*Alto Ingredients, Inc. 198,404 200,388
*American Vanguard Corp. 237,908 918,325
*Ampco-Pittsburgh Corp. 81,633 263,675
#*Arq, Inc. 98,310 525,958
*Ascent Industries Co. 63,334 812,575
Ashland, Inc. 296,807 15,303,369
#*Aspen Aerogels, Inc. 326,189 2,498,608
Avient Corp. 522,356 16,490,779
*Axalta Coating Systems, Ltd. 171,213 4,848,752
*Bioceres Crop Solutions Corp. 3,423 11,707
Cabot Corp. 88,783 6,408,357
Caledonia Mining Corp. PLC 61,185 1,204,733
Celanese Corp. 155,907 8,143,023
*Century Aluminum Co. 337,554 7,149,394
CF Industries Holdings, Inc. 190,937 17,724,682
*Clearwater Paper Corp. 108,873 2,456,175
*Cleveland-Cliffs, Inc. 2,501,020 26,310,730
*Coeur Mining, Inc. 1,790,250 15,557,272
Commercial Metals Co. 794,253 41,189,961
*Compass Minerals International,
Inc. 52,688 1,050,072
*Core Molding Technologies, Inc. 22,812 379,592
Eastman Chemical Co. 424,625 30,832,021
*Ecovyst, Inc. 737,684 6,351,459
Element Solutions, Inc. 482,103 11,377,631
#Ferroglobe PLC 148,091 626,425
Flexible Solutions International,
Inc. 15,292 81,538
#*Flotek Industries, Inc. 43,606 525,452
FMC Corp. 19,869 775,686
Fortitude Gold Corp. 27,892 98,180
Friedman Industries, Inc. 41,055 622,394
#Graphic Packaging Holding Co. 1,147,628 25,660,962
Greif, Inc., Class A 211,395 13,408,785
Greif, Inc., Class B 41,583 2,729,924
HB Fuller Co. 268,902 15,112,292
Hecla Mining Co. 3,901,083 22,392,216
Huntsman Corp. 1,105,251 10,720,935
*Ingevity Corp. 37,635 1,572,767
Innospec, Inc. 165,427 13,217,617
Shares Value
MATERIALS — (Continued)
*Intrepid Potash, Inc. 84,089 $ 2,798,482
Kaiser Aluminum Corp. 94,588 7,312,598
Koppers Holdings, Inc. 122,831 4,036,227
Kronos Worldwide, Inc. 418,518 2,239,071
*LSB Industries, Inc. 178,372 1,378,816
#*Magnera Corp. 107,346 1,336,458
Materion Corp. 126,571 13,327,926
Mativ Holdings, Inc. 321,125 2,125,847
#*McEwen, Inc. 257,200 2,613,152
Mercer International, Inc. 437,281 1,622,312
*Metallus, Inc. 281,908 4,454,146
Minerals Technologies, Inc. 226,919 13,195,340
Mosaic Co. (The) 1,789,808 64,450,986
Myers Industries, Inc. 201,653 2,954,216
Nexa Resources SA 27,076 131,048
Northern Technologies
International Corp. 52,924 407,515
*O-I Glass, Inc. 959,426 12,482,132
#Olin Corp. 668,358 12,658,701
Olympic Steel, Inc. 72,463 2,253,599
Orion SA 289,043 2,803,717
*Perimeter Solutions, Inc. 558,300 9,005,379
#Quaker Chemical Corp. 87,029 9,957,858
#Ramaco Resources, Inc., Class
A 179,261 3,647,961
Ramaco Resources, Inc., Class B 15,500 210,490
*Ranpak Holdings Corp. 416,569 1,520,477
*Rayonier Advanced Materials,
Inc. 455,102 1,747,592
Ryerson Holding Corp. 202,288 4,167,133
Sensient Technologies Corp. 32,155 3,610,685
Silgan Holdings, Inc. 416,740 19,390,912
Sonoco Products Co. 383,688 17,292,818
Stepan Co. 141,249 7,171,212
SunCoke Energy, Inc. 613,175 4,531,363
Sylvamo Corp. 133,312 6,141,684
*Tredegar Corp. 144,400 1,257,724
#TriMas Corp. 251,734 8,994,456
Tronox Holdings PLC 983,948 3,138,794
Warrior Met Coal, Inc. 134,690 6,920,372
#Westlake Corp. 154,542 12,255,181
Worthington Steel, Inc. 308,301 9,409,347
TOTAL MATERIALS 667,649,931
REAL ESTATE — (1.0%)
*AMREP Corp. 21,738 483,671
*Anywhere Real Estate, Inc. 712,284 3,290,752
*CKX Lands, Inc. 882 10,588
*Comstock Holding Cos., Inc. 81 1,006
*Cushman & Wakefield PLC 1,460,948 17,808,956
#*Douglas Elliman, Inc. 151,759 417,337
*Five Point Holdings LLC, Class A 146,332 779,950
*Forestar Group, Inc. 311,409 7,722,943
*FRP Holdings, Inc. 113,749 3,002,974
#*Howard Hughes Holdings, Inc. 310,480 21,339,290
*Jones Lang LaSalle, Inc. 120,244 32,509,168
Kennedy-Wilson Holdings, Inc. 826,070 6,046,832
#Marcus & Millichap, Inc. 215,162 6,704,448
Newmark Group, Inc., Class A 898,668 13,632,794

61
Dimensional U.S. Targeted Value ETF
continued
Shares Value
REAL ESTATE — (Continued)
#*Opendoor Technologies, Inc. 22,499 $ 41,398
*RE/MAX Holdings, Inc. 127,423 979,883
RMR Group, Inc. (The), Class A 51,314 824,103
#*Seaport Entertainment Group,
Inc. 74,607 1,721,183
#*Star Holdings 39,648 285,069
*Stratus Properties, Inc. 38,427 612,334
*Tejon Ranch Co. 178,004 3,196,952
TOTAL REAL ESTATE 121,411,631
UTILITIES — (0.3%)
#Brookfield Renewable Corp. 13,518 495,164
Genie Energy, Ltd., Class B 131,530 2,672,690
*Hallador Energy Co. 66,722 1,176,976
MDU Resources Group, Inc. 909,366 15,686,564
#*Montauk Renewables, Inc. 77,610 168,414
New Jersey Resources Corp. 65,545 3,009,171
Ormat Technologies, Inc. 120,240 10,750,658
Shares Value
UTILITIES — (Continued)
*Spruce Power Holding Corp. 5,861 $ 7,443
TOTAL UTILITIES 33,967,080
TOTAL COMMON STOCKS 10,769,621,843
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*<Imara, Inc. CVR 1,428 543
*OmniAb, Inc.- Vesting 12.5 7,556 –
*OmniAb, Inc.- Vesting 15 7,556 –
*<Opiant Pharma, Inc. CVR 11,182 –
*Verve Therapeutics, Inc. CVR 146,873 92,530
TOTAL HEALTH CARE 93,073
TOTAL RIGHTS/WARRANTS 93,073
TOTAL INVESTMENT SECURITIES — (92.7%)
(Cost $9,527,614,790) 10,769,714,916
SECURITIES LENDING COLLATERAL — (7.3%)
@§The DFA Short Term
Investment Fund 73,268,201 847,493,279
TOTAL INVESTMENTS — ( 100.0% )
(Cost $10,375,108,069) $ 11,617,208,195
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 389,303,505 $ — $ — $ 389,303,505
Consumer Discretionary ................ 1,514,221,314 — — 1,514,221,314
Consumer Staples .................... 642,821,417 — — 642,821,417
Energy ............................. 968,185,744 — — 968,185,744
Financials ........................... 3,178,928,048 89,506 1,303 3,179,018,857
Health Care ......................... 710,030,328 984,677 240,977 711,255,982
Industrials ........................... 1,799,575,809 — — 1,799,575,809
Information Technology ................ 742,205,778 4,795 — 742,210,573
Materials ........................... 667,649,931 — — 667,649,931
Real Estate .......................... 121,411,631 — — 121,411,631

62
Dimensional U.S. Targeted Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Utilities ............................. $ 33,967,080 $ — $ — $ 33,967,080
Rights/Warrants
Health Care ......................... — 92,530 543 93,073
Securities Lending Collateral .............. — 847,493,279 — 847,493,279
Total Investments ....................... $10,768,300,585 $848,664,787 $242,823> $11,617,208,195
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

63
Dimensional U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (96.1%)
COMMUNICATION SERVICES — (8.7%)
#*Advantage Solutions, Inc. 330,446 $ 452,711
Alphabet, Inc., Class A 3,278,254 629,096,943
Alphabet, Inc., Class C 2,680,508 516,962,773
#*Altice USA, Inc., Class A 122,883 319,496
*Angi, Inc. 24,127 391,340
*Anterix, Inc. 36,779 816,862
#*AST SpaceMobile, Inc. 12,712 675,897
AT&T, Inc. 3,966,886 108,732,345
*Atlanta Braves Holdings, Inc. 77,331 3,445,869
#*Atlanta Braves Holdings, Inc. 2,001 94,247
ATN International, Inc. 18,477 316,881
*Bandwidth, Inc., Class A 52,467 729,816
#*Boston Omaha Corp., Class A 55,902 751,882
*BuzzFeed, Inc. 58,794 127,583
#Cable One, Inc. 5,116 654,746
*Cargurus, Inc. 152,206 4,995,401
*Cars.com, Inc. 61,600 792,792
#*Charter Communications, Inc.,
Class A 191,403 51,556,312
#Cinemark Holdings, Inc. 294,127 7,903,192
*Cineverse Corp. 3,312 16,692
Comcast Corp., Class A 2,278,873 75,726,950
CuriosityStream, Inc. 3,279 15,903
*DallasNews Corp. 2,512 37,228
*DHI Group, Inc. 36,086 95,989
*DoubleVerify Holdings, Inc. 51,373 787,034
*E.W. Scripps Co. (The), Class A 5,805 17,357
#*EchoStar Corp., Class A 50,639 1,650,325
Electronic Arts, Inc. 161,117 24,568,731
#Entravision Communications
Corp., Class A 115,758 255,825
*EverQuote, Inc., Class A 37,728 927,732
#*Fluent, Inc. 660 1,511
Fox Corp., Class A 380,067 21,192,536
Fox Corp., Class B 288,058 14,731,286
*Frontier Communications Parent,
Inc. 441,887 16,234,928
#*fuboTV, Inc. 646,451 2,572,875
*Gaia, Inc. 18,400 77,280
*Gambling.com Group, Ltd. 7,078 74,814
*Gannett Co., Inc. 274,991 1,047,716
*GCI Liberty, Inc., Class A 3,605 119,109
*GCI Liberty, Inc., Class C 34,827 1,157,998
*Globalstar, Inc. 35,096 824,405
#*Gogo, Inc. 36,142 573,212
Gray Media, Inc. 73,584 331,864
Gray Media, Inc., Class A 2,241 23,867
IDT Corp., Class B 46,919 2,763,998
*IMAX Corp. 110,102 2,839,531
*Integral Ad Science Holding
Corp. 333,342 2,733,404
Interpublic Group of Cos., Inc.
(The) 599,542 14,748,733
#Iridium Communications, Inc. 217,338 5,316,087
Shares Value
COMMUNICATION SERVICES — (Continued)
*IZEA Worldwide, Inc. 5,084 $ 18,963
John Wiley & Sons, Inc., Class A 103,719 4,003,553
*Liberty Broadband Corp., Class
A 18,029 1,102,113
*Liberty Broadband Corp., Class
C 174,138 10,678,142
*Liberty Global, Ltd., Class A 287,258 2,878,325
*Liberty Global, Ltd., Class C 411,420 4,208,827
*Liberty Latin America, Ltd., Class
A 98,046 691,224
*Liberty Latin America, Ltd., Class
C 324,428 2,316,416
*Liberty Media Corp.-Liberty
Formula One 12,108 1,091,173
*Liberty Media Corp.-Liberty
Formula One 203,371 20,408,280
*Liberty Media Corp.-Liberty Live 12,536 1,025,445
*Liberty Media Corp.-Liberty Live 67,115 5,653,096
*Lionsgate Studios Corp. 287,013 1,699,117
#*Live Nation Entertainment, Inc. 134,338 19,841,723
*Lumen Technologies, Inc. 1,650,926 7,346,621
*Madison Square Garden
Entertainment Corp. 51,877 1,960,432
*Madison Square Garden Sports
Corp. 23,035 4,655,373
*Magnite, Inc. 350,296 8,060,311
*Marchex, Inc., Class B 13,552 26,291
Marcus Corp. (The) 65,573 1,073,430
Match Group, Inc. 271,749 9,312,838
Meta Platforms, Inc., Class A 1,249,981 966,785,305
National CineMedia, Inc. 180,323 867,354
*Netflix, Inc. 88,384 102,472,410
New York Times Co. (The), Class
A 257,679 13,370,963
News Corp., Class A 490,534 14,382,457
#News Corp., Class B 238,836 7,981,899
Nexstar Media Group, Inc. 66,394 12,422,981
*Nextdoor Holdings, Inc. 365,816 640,178
#Omnicom Group, Inc. 356,690 25,699,514
#Paramount Global, Class A 5,950 113,585
Paramount Global, Class B 160,101 2,012,470
*Pinterest, Inc., Class A 495,073 19,109,818
*PubMatic, Inc., Class A 76,903 923,605
*QuinStreet, Inc. 103,109 1,692,019
*Reading International, Inc., Class
A 24,259 32,264
#*Reddit, Inc., Class A 64,683 10,387,443
#*Reservoir Media, Inc. 24,457 194,189
*ROBLOX Corp., Class A 59,264 8,165,987
*Roku, Inc. 145,698 13,718,924
Saga Communications, Inc.,
Class A 14,649 184,577
Scholastic Corp. 49,522 1,221,708
Shenandoah Telecommunications
Co. 93,412 1,371,288

64
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
#Shutterstock, Inc. 70,283 $ 1,346,622
Sinclair, Inc. 111,072 1,606,101
#Sirius XM Holdings, Inc. 173,462 3,663,517
*Skillz, Inc. 3,793 26,285
#*Snap, Inc., Class A 1,143,155 10,779,952
*SPAR Group, Inc. 10,219 11,241
#*Sphere Entertainment Co. 69,469 2,990,640
Spok Holdings, Inc. 19,425 356,254
*Spotify Technology SA 15,862 9,938,177
#*Stagwell, Inc. 268,823 1,540,356
*Starz Entertainment Corp. 19,132 278,371
#Sunrise Communications AG,
ADR 122,887 6,520,384
*Take-Two Interactive Software,
Inc. 66,257 14,757,422
*Teads Holding Co. 8,163 20,652
*TechTarget, Inc. 45,348 328,320
TEGNA, Inc. 334,567 5,587,269
Telephone and Data Systems,
Inc. 212,450 8,294,048
*Thryv Holdings, Inc. 3,800 50,008
#TKO Group Holdings, Inc. 34,282 5,759,719
T-Mobile US, Inc. 305,653 72,870,732
*Trade Desk, Inc. (The), Class A 56,313 4,896,978
#*Travelzoo 6,930 69,231
#*TripAdvisor, Inc. 228,702 3,999,998
*TrueCar, Inc. 171,499 313,843
#*United States Cellular Corp. 75,189 5,483,534
*Urban One, Inc. 21,499 14,028
#Verizon Communications, Inc. 2,610,986 111,645,761
*Vimeo, Inc. 362,739 1,374,781
Walt Disney Co. (The) 604,970 72,057,977
#*Warner Bros Discovery, Inc. 2,926,939 38,547,787
Warner Music Group Corp., Class
A 131,479 3,847,076
*WideOpenWest, Inc. 190,357 641,503
*Yelp, Inc. 115,578 3,979,351
*Zedge, Inc., Class B 4,400 17,688
*Ziff Davis, Inc. 55,168 1,716,828
*ZoomInfo Technologies, Inc. 355,649 3,851,679
TOTAL COMMUNICATION
SERVICES 3,231,268,752
CONSUMER DISCRETIONARY — (9.8%)
#*1-800-Flowers.com, Inc., Class
A 82,479 487,451
*Abercrombie & Fitch Co. 82,566 7,927,987
#Academy Sports & Outdoors,
Inc. 128,030 6,502,644
*Accel Entertainment, Inc. 66,244 851,898
#Acushnet Holdings Corp. 122,944 9,788,801
*Adient PLC 40,149 860,795
ADT, Inc. 1,646,938 13,751,932
*Adtalem Global Education, Inc. 92,212 10,537,065
#Advance Auto Parts, Inc. 109,591 5,815,994
*Airbnb, Inc., Class A 81,925 10,847,689
A-Mark Precious Metals, Inc. 15,835 336,969
*Amazon.com, Inc. 3,056,040 715,449,524
AMCON Distributing Co. 111 12,209
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*American Axle & Manufacturing
Holdings, Inc. 99,109 $ 441,035
#American Eagle Outfitters, Inc. 216,113 2,334,020
*American Outdoor Brands, Inc. 27,062 254,653
*American Public Education, Inc. 43,561 1,285,921
*America's Car-Mart, Inc., Class
MA 16,407 738,971
*Aptiv PLC 293,282 20,130,876
Aramark 357,274 15,205,581
*Arhaus, Inc. 118,448 1,037,604
*Ark Restaurants Corp. 2,015 17,329
Arko Corp. 72,471 302,204
*Asbury Automotive Group, Inc. 37,097 8,239,986
Autoliv, Inc. 151,309 16,878,519
*AutoNation, Inc. 72,799 14,023,999
*AutoZone, Inc. 6,344 23,906,603
Bassett Furniture Industries, Inc. 13,902 219,930
Bath & Body Works, Inc. 215,987 6,254,984
*Beazer Homes USA, Inc. 49,468 1,162,498
Best Buy Co., Inc. 425,078 27,655,575
*Biglari Holdings, Inc., Class A 305 453,230
*Biglari Holdings, Inc., Class B 3,755 1,157,742
#*Birkenstock Holding PLC 162,920 8,160,663
*BJ's Restaurants, Inc. 56,060 1,986,206
Bloomin' Brands, Inc. 7,562 68,890
Booking Holdings, Inc. 6,569 36,156,170
#*Boot Barn Holdings, Inc. 48,922 8,409,692
BorgWarner, Inc. 426,044 15,678,419
Boyd Gaming Corp. 75,648 6,422,515
*Bright Horizons Family Solutions,
Inc. 101,105 11,434,976
#Brightstar Lottery PLC 58,091 862,070
*Brinker International, Inc. 86,362 13,610,651
Brunswick Corp. 87,404 5,094,779
Buckle, Inc. (The) 122,940 6,069,548
Build-A-Bear Workshop, Inc. 32,741 1,660,296
*Burlington Stores, Inc. 84,654 23,107,156
*Caesars Entertainment, Inc. 6,208 165,629
#Caleres, Inc. 44,222 607,168
Camping World Holdings, Inc.,
Class A 76,718 1,061,777
Canterbury Park Holding Corp. 200 3,724
*CarMax, Inc. 296,820 16,802,980
*Carnival Corp. 1,376,440 40,976,619
Carriage Services, Inc. 36,385 1,634,414
Carter's, Inc. 28,337 686,889
*Carvana Co. 61,889 24,147,231
Cato Corp. (The), Class A 50,261 141,736
#*Cava Group, Inc. 28,555 2,513,126
*Cavco Industries, Inc. 13,077 5,278,793
Century Communities, Inc. 75,263 4,236,554
*Champion Homes, Inc. 103,924 6,328,972
#Cheesecake Factory, Inc. (The) 109,716 7,011,950
*Chewy, Inc., Class A 166,947 6,126,955
*Chipotle Mexican Grill, Inc. 783,432 33,593,564
#Choice Hotels International, Inc. 54,351 6,941,166
Churchill Downs, Inc. 50,780 5,435,491
*Citi Trends, Inc. 12,718 388,153

65
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Columbia Sportswear Co. 112,465 $ 6,362,145
#*ContextLogic, Inc., Class A 4,878 36,536
*Cooper-Standard Holdings, Inc. 18,187 438,307
*Coupang, Inc. 713,854 21,008,723
*Coursera, Inc. 301,774 3,814,423
#Cracker Barrel Old Country
Store, Inc. 31,048 1,924,976
#Cricut, Inc., Class A 232 1,137
#*Crocs, Inc. 104,906 10,462,275
*Culp, Inc. 16,029 68,123
D.R. Horton, Inc. 290,387 41,478,879
Dana, Inc. 356,158 5,670,035
Darden Restaurants, Inc. 163,367 32,946,223
#*Dave & Buster's Entertainment,
Inc. 10,088 294,973
*Deckers Outdoor Corp. 219,422 23,296,034
#Designer Brands, Inc., Class A 41,637 117,416
Dick's Sporting Goods, Inc. 108,263 22,898,707
#Dillard's, Inc., Class A 20,100 9,385,293
Dine Brands Global, Inc. 16,609 375,530
Domino's Pizza, Inc. 25,850 11,973,979
*DoorDash, Inc., Class A 48,987 12,258,997
*Dorman Products, Inc. 52,018 6,274,411
*DraftKings, Inc. 160,529 7,230,226
#*Dream Finders Homes, Inc.,
Class A 39,804 1,007,837
*Duluth Holdings, Inc., Class B 34,904 73,298
*Duolingo, Inc. 11,069 3,835,962
#*Dutch Bros, Inc., Class A 71,160 4,217,653
eBay, Inc. 561,018 51,473,402
*El Pollo Loco Holdings, Inc. 76,376 786,673
Escalade, Inc. 14,925 183,428
Ethan Allen Interiors, Inc. 62,657 1,865,299
#*Etsy, Inc. 92,880 5,412,118
Expedia Group, Inc. 159,502 28,745,450
*Figs, Inc., Class A 364,068 2,366,442
#*First Watch Restaurant Group,
Inc. 142,036 2,455,802
*Five Below, Inc. 73,111 9,981,114
Flanigan's Enterprises, Inc. 589 18,848
Flexsteel Industries, Inc. 9,951 338,434
*Floor & Decor Holdings, Inc.,
Class A 146,123 11,198,867
*Flutter Entertainment PLC, Class
DI 89,409 27,024,764
#*Foot Locker, Inc. 103,789 2,598,877
Ford Motor Co. 4,531,902 50,168,155
*Fox Factory Holding Corp. 45,166 1,371,691
*Frontdoor, Inc. 107,328 6,278,688
*Funko, Inc., Class A 99,744 383,017
#*GameStop Corp., Class A 425,056 9,542,507
Gap, Inc. (The) 738,432 14,369,887
Garmin, Ltd. 123,058 26,920,168
#Garrett Motion, Inc. 282,161 3,679,379
General Motors Co. 1,384,995 73,875,633
*Genesco, Inc. 29,122 700,675
#Gentex Corp. 377,636 9,977,143
*Gentherm, Inc. 32,613 1,044,921
Genuine Parts Co. 212,178 27,345,501
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*G-III Apparel Group, Ltd. 108,199 $ 2,553,496
#*Global Business Travel Group I 291,931 1,877,116
*Good Times Restaurants, Inc. 3,415 4,883
*Goodyear Tire & Rubber Co.
(The) 144,203 1,482,407
Graham Holdings Co., Class B 7,414 7,074,291
*Grand Canyon Education, Inc. 53,926 9,093,541
*Green Brick Partners, Inc. 41,138 2,548,088
#Group 1 Automotive, Inc. 23,991 9,887,891
#*Groupon, Inc. 16,663 513,887
*GrowGeneration Corp. 59,535 58,642
#Guess?, Inc. 53,966 701,558
H&R Block, Inc. 168,504 9,156,507
Hamilton Beach Brands Holding
Co., Class A 16,086 250,459
*Hanesbrands, Inc. 648,804 2,653,608
#Harley-Davidson, Inc. 159,231 3,874,090
Hasbro, Inc. 281,266 21,139,953
Haverty Furniture Cos., Inc. 24,336 502,052
Haverty Furniture Cos., Inc.,
Class A 717 14,820
*Helen of Troy, Ltd. 14,439 317,369
#*Hilton Grand Vacations, Inc. 213,266 9,558,582
Hilton Worldwide Holdings, Inc. 94,773 25,406,746
Home Depot, Inc. (The) 478,889 175,996,496
Hooker Furnishings Corp. 23,797 224,882
*Hovnanian Enterprises, Inc.,
Class A 8,118 969,857
#Hyatt Hotels Corp., Class A 45,643 6,434,294
#Installed Building Products, Inc. 52,938 10,708,828
J Jill, Inc. 3,305 51,822
#Jack in the Box, Inc. 18,976 373,827
JAKKS Pacific, Inc. 26,681 472,521
Jerash Holdings US, Inc. 3,614 12,179
Johnson Outdoors, Inc., Class A 14,055 466,626
KB Home 130,580 7,215,851
Kontoor Brands, Inc. 103,706 5,772,276
#*Kura Sushi USA, Inc., Class A 7,459 654,453
#Lakeland Industries, Inc. 13,680 190,289
#*Lands' End, Inc. 52,999 621,678
Las Vegas Sands Corp. 696,572 36,500,373
*Latham Group, Inc. 179,042 1,213,905
*Laureate Education, Inc. 325,232 7,350,243
#La-Z-Boy, Inc. 98,024 3,525,923
LCI Industries 51,393 4,882,335
Lear Corp. 76,392 7,203,002
*Legacy Housing Corp. 8,244 184,501
Leggett & Platt, Inc. 173,394 1,655,913
#Lennar Corp., Class A 171,985 19,293,277
#Lennar Corp., Class B 14,378 1,541,034
Levi Strauss & Co., Class A 197,326 3,885,349
*LGI Homes, Inc. 23,979 1,277,361
*Life Time Group Holdings, Inc. 399,853 11,483,778
#Lifetime Brands, Inc. 40,527 178,319
*Light & Wonder, Inc. 48,102 4,633,185
*Lincoln Educational Services
Corp. 64,281 1,470,106
*Lindblad Expeditions Holdings,
Inc. 12,382 147,965

66
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Lithia Motors, Inc. 44,440 $ 12,798,720
LKQ Corp. 401,693 11,837,893
*Lovesac Co. (The) 35,172 633,448
Lowe's Cos., Inc. 90,102 20,144,104
#*Lucid Group, Inc. 3,119,118 7,673,030
#Lucky Strike Entertainment
Corp. 42,232 418,097
*Lululemon Athletica, Inc. 140,752 28,224,999
*M/I Homes, Inc. 25,233 3,032,754
#Macy's, Inc. 467,336 5,902,454
*Malibu Boats, Inc., Class A 37,482 1,248,525
Marine Products Corp. 25,668 220,488
*MarineMax, Inc. 47,461 1,076,415
Marriott International, Inc., Class
A 50,285 13,266,692
#Marriott Vacations Worldwide
Corp. 84,087 6,261,959
*MasterCraft Boat Holdings, Inc. 28,127 543,976
*Mattel, Inc. 666,621 11,339,223
Matthews International Corp.,
Class A 45,141 1,060,362
McDonald's Corp. 131,610 39,492,213
Meritage Homes Corp. 83,596 5,629,355
#*MGM Resorts International 383,455 13,976,935
#*Mister Car Wash, Inc. 392,162 2,264,736
*Mobileye Global, Inc., Class A 134,651 1,917,430
#*Modine Manufacturing Co. 108,566 14,608,641
*Mohawk Industries, Inc. 126,770 14,516,433
Monarch Casino & Resort, Inc. 1,457 150,013
Monro, Inc. 47,887 674,967
*Motorcar Parts of America, Inc. 33,054 342,770
Movado Group, Inc. 13,868 215,093
#Murphy USA, Inc. 31,828 11,537,013
Nathan's Famous, Inc. 5,312 504,640
*National Vision Holdings, Inc. 146,107 3,544,556
Newell Brands, Inc. 523,533 2,937,020
NIKE, Inc., Class B 463,440 34,614,334
*Norwegian Cruise Line Holdings,
Ltd. 841,906 21,519,117
*NVR, Inc. 4,934 37,249,184
*ODP Corp. (The) 30,917 551,559
#*Ollie's Bargain Outlet Holdings,
Inc. 97,990 13,388,374
*ONE Group Hospitality, Inc.
(The) 51,478 153,919
OneSpaWorld Holdings, Ltd. 206,730 4,572,868
*O'Reilly Automotive, Inc. 135,225 13,295,322
#Oxford Industries, Inc. 30,617 1,168,957
Papa John's International, Inc. 43,295 1,836,141
#Patrick Industries, Inc. 67,100 6,524,804
*Penn Entertainment, Inc. 37,631 679,616
Penske Automotive Group, Inc. 62,782 10,510,335
Perdoceo Education Corp. 155,417 4,472,901
*Petco Health & Wellness Co.,
Inc. 544,205 1,638,057
#*PetMed Express, Inc. 7,994 24,941
Phinia, Inc. 98,634 5,000,744
*Planet Fitness, Inc., Class A 99,123 10,823,240
#Polaris, Inc. 10,781 570,423
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Pool Corp. 60,765 $ 18,724,127
#*Portillo's, Inc., Class A 147,599 1,470,086
#*Potbelly Corp. 15,143 182,170
PulteGroup, Inc. 253,508 28,626,123
*Pursuit Attractions and
Hospitality, Inc. 43,757 1,323,212
#PVH Corp. 87,614 6,432,620
#*QuantumScape Corp. 721,886 6,208,220
Ralph Lauren Corp. 62,263 18,601,071
*Rave Restaurant Group, Inc. 1,655 4,982
#RCI Hospitality Holdings, Inc. 12,873 461,240
Red Rock Resorts, Inc., Class A 57,795 3,545,723
*Rent the Runway, Inc., Class A 500 2,435
#*Revolve Group, Inc. 85,162 1,767,112
#*RH 14,940 3,071,963
#*Rivian Automotive, Inc., Class A 1,481,028 19,060,830
Rocky Brands, Inc. 15,449 404,146
Ross Stores, Inc. 427,311 58,345,044
#Royal Caribbean Cruises, Ltd. 332,127 105,573,209
*Rush Street Interactive, Inc. 42,640 859,622
*Sabre Corp. 441,152 1,336,691
#*Sally Beauty Holdings, Inc. 233,237 2,271,728
*Savers Value Village, Inc. 45,464 473,280
Service Corp. International 260,771 19,899,435
*Shake Shack, Inc., Class A 46,030 5,539,250
#*SharkNinja, Inc. 232,625 27,007,763
#Shoe Carnival, Inc. 53,698 1,098,661
Signet Jewelers, Ltd. 75,004 5,932,816
*Skechers USA, Inc., Class A 176,970 11,193,353
#*Sleep Number Corp. 29,952 219,548
#Smith & Wesson Brands, Inc. 100,791 801,288
*Soho House & Co., Inc. 2,379 15,107
#Somnigroup International, Inc. 273,941 19,827,850
Sonic Automotive, Inc., Class A 45,909 3,321,516
*Sonos, Inc. 43,212 467,122
*Sportsman's Warehouse
Holdings, Inc. 3,767 12,695
Standard Motor Products, Inc. 50,579 1,535,578
#Starbucks Corp. 181,172 16,153,296
#Steven Madden, Ltd. 66,584 1,598,349
*Stitch Fix, Inc., Class A 230,653 1,090,989
*Stoneridge, Inc. 25,327 195,018
Strategic Education, Inc. 55,560 4,119,496
*Strattec Security Corp. 8,704 552,356
#*Stride, Inc. 95,946 12,303,156
Sturm Ruger & Co., Inc. 9,055 309,319
Superior Group of Cos., Inc. 33,632 324,549
#*Sweetgreen, Inc., Class A 77,106 993,125
Tandy Leather Factory, Inc. 857 3,017
Tapestry, Inc. 527,651 57,002,138
*Target Hospitality Corp. 43,116 327,250
*Taylor Morrison Home Corp. 209,542 12,421,650
*Tesla, Inc. 331,655 102,239,287
Texas Roadhouse, Inc. 113,253 20,966,528
#Thor Industries, Inc. 102,091 9,289,260
*Tile Shop Holdings, Inc. 112,726 711,301
#*Tilly's, Inc., Class A 51,650 92,454
TJX Cos., Inc. (The) 610,717 76,052,588

67
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Toll Brothers, Inc. 138,159 $ 16,352,499
#*TopBuild Corp. 50,566 18,731,163
*Topgolf Callaway Brands Corp. 42,645 394,466
*Torrid Holdings, Inc. 3,934 9,796
#Tractor Supply Co. 370,959 21,126,115
Travel + Leisure Co. 77,231 4,575,937
*Tri Pointe Homes, Inc. 211,911 6,526,859
*Udemy, Inc. 22,545 171,567
*Ulta Beauty, Inc. 72,926 37,557,619
#*Under Armour, Inc., Class A 389,788 2,588,192
*Under Armour, Inc., Class C 423,298 2,666,777
*Unifi, Inc. 28,350 128,709
#*United Parks & Resorts, Inc. 71,000 3,360,430
*Universal Electronics, Inc. 24,934 151,349
*Universal Technical Institute, Inc. 135,545 4,367,260
Upbound Group, Inc. 116,954 2,413,346
*Urban Outfitters, Inc. 195,585 14,723,639
#Vail Resorts, Inc. 58,653 8,813,200
*Valvoline, Inc. 203,260 7,164,915
#*Vera Bradley, Inc. 15,038 29,023
#VF Corp. 707,201 8,288,396
#*Victoria's Secret & Co. 189,971 3,571,455
*Visteon Corp. 43,224 4,804,348
*Warby Parker, Inc., Class A 197,755 4,736,232
*Wayfair, Inc., Class A 5,578 366,140
#Wendy's Co. (The) 346,128 3,409,361
Weyco Group, Inc. 19,326 562,000
#Whirlpool Corp. 106,577 8,850,154
Williams-Sonoma, Inc. 174,829 32,701,764
Wingstop, Inc. 26,971 10,177,237
Winmark Corp. 5,062 1,910,500
Winnebago Industries, Inc. 38,547 1,145,617
Wolverine World Wide, Inc. 176,361 3,982,231
#*Worksport, Ltd. 3,766 12,654
Wyndham Hotels & Resorts, Inc. 145,095 12,478,170
Wynn Resorts, Ltd. 55,867 6,091,179
#*XPEL, Inc. 32,152 1,051,049
*YETI Holdings, Inc. 128,761 4,730,679
Yum! Brands, Inc. 128,761 18,560,898
*Zumiez, Inc. 25,601 350,990
TOTAL CONSUMER
DISCRETIONARY 3,629,085,002
CONSUMER STAPLES — (5.4%)
Albertsons Cos., Inc., Class A 1,189,801 22,867,975
#Alico, Inc. 16,957 547,372
Altria Group, Inc. 311,389 19,287,435
Andersons, Inc. (The) 77,650 2,789,188
Archer-Daniels-Midland Co. 433,171 23,469,205
#B&G Foods, Inc. 148,491 608,813
*BellRing Brands, Inc. 148,600 8,110,588
#*BJ's Wholesale Club Holdings,
Inc. 261,946 27,740,081
*Boston Beer Co., Inc. (The),
Class A 15,933 3,299,406
*Bridgford Foods Corp. 2,509 19,093
Brown-Forman Corp., Class A 21,242 608,371
#Brown-Forman Corp., Class B 252,064 7,272,046
Bunge Global SA 140,820 11,231,803
Shares Value
CONSUMER STAPLES — (Continued)
Calavo Growers, Inc. 38,503 $ 1,012,629
Cal-Maine Foods, Inc. 92,636 10,295,565
Casey's General Stores, Inc. 48,598 25,277,278
*Celsius Holdings, Inc. 29,649 1,344,286
*Central Garden & Pet Co. 18,254 712,271
*Central Garden & Pet Co., Class
A 107,815 3,829,589
*Chefs' Warehouse, Inc. (The) 74,007 5,073,920
Church & Dwight Co., Inc. 268,237 25,152,583
Clorox Co. (The) 132,111 16,587,857
Coca-Cola Co. (The) 2,037,997 138,359,616
Coca-Cola Consolidated, Inc. 147,528 16,486,254
*Coffee Holding Co., Inc. 3,887 15,976
Colgate-Palmolive Co. 425,375 35,667,694
#Conagra Brands, Inc. 584,393 10,671,016
Constellation Brands, Inc., Class
A 151,973 25,385,570
Costco Wholesale Corp. 210,138 197,454,070
*Coty, Inc., Class A 33,013 160,113
*Darling Ingredients, Inc. 288,107 9,328,905
Dole PLC 180,284 2,567,244
Dollar General Corp. 220,500 23,130,450
*Dollar Tree, Inc. 302,451 34,343,311
Edgewell Personal Care Co. 96,698 2,439,691
#*elf Beauty, Inc. 39,539 4,791,731
Energizer Holdings, Inc. 98,551 2,219,369
Estee Lauder Cos., Inc. (The) 33,578 3,134,171
*Farmer Bros Co. 21,070 34,766
#*FitLife Brands, Inc. 910 11,375
#Flowers Foods, Inc. 352,746 5,591,024
#*Forafric Global PLC 2,217 17,270
Fresh Del Monte Produce, Inc. 110,115 4,139,223
*Freshpet, Inc. 48,984 3,346,587
General Mills, Inc. 517,815 25,362,579
#*Grocery Outlet Holding Corp. 37,941 499,683
*Herbalife, Ltd. 20,794 191,305
#Hershey Co. (The) 180,022 33,507,495
*HF Foods Group, Inc. 29,167 79,043
*Honest Co., Inc. (The) 234,527 1,081,169
Hormel Foods Corp. 719,394 20,207,777
Ingles Markets, Inc., Class A 26,453 1,664,687
Ingredion, Inc. 119,146 15,672,465
Interparfums, Inc. 50,480 6,087,888
J&J Snack Foods Corp. 38,659 4,364,215
J.M. Smucker Co. (The) 164,104 17,614,923
John B. Sanfilippo & Son, Inc. 11,657 738,005
Kellanova 124,550 9,942,827
#Kenvue, Inc. 1,693,867 36,316,508
Keurig Dr Pepper, Inc. 920,358 30,049,689
Kimberly-Clark Corp. 262,995 32,774,437
Kraft Heinz Co. (The) 798,670 21,931,478
Kroger Co. (The) 929,491 65,157,319
*Laird Superfood, Inc. 1,101 7,652
Lamb Weston Holdings, Inc. 113,393 6,471,339
#Lifevantage Corp. 13,233 166,074
*Lifeway Foods, Inc. 14,049 354,316
Limoneira Co. 41,759 613,022
*Mama's Creations, Inc. 9,623 79,486

68
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
#*Maplebear, Inc. 255,034 $ 12,233,981
Marzetti Co. (The) 43,591 7,748,736
McCormick & Co., Inc. 3,233 228,702
McCormick & Co., Inc. 312,829 22,095,112
#*Medifast, Inc. 5,600 77,112
MGP Ingredients, Inc. 19,124 540,827
*Mission Produce, Inc. 102,239 1,261,629
#Molson Coors Beverage Co.,
Class B 316,968 15,442,681
Mondelez International, Inc.,
Class A 551,024 35,645,743
*Monster Beverage Corp. 690,188 40,548,545
*National Beverage Corp. 123,483 5,657,991
*Natural Alternatives International,
Inc. 5,470 19,965
Natural Grocers by Vitamin
Cottage, Inc. 57,159 2,165,755
Natural Health Trends Corp. 10,562 49,219
*Nature's Sunshine Products, Inc. 25,495 357,185
Nu Skin Enterprises, Inc., Class A 1,362 11,414
Oil-Dri Corp. of America 21,141 1,192,352
#*Olaplex Holdings, Inc. 335,490 466,331
PepsiCo, Inc. 876,899 120,941,910
*Performance Food Group Co. 204,672 20,549,069
Philip Morris International, Inc. 269,304 44,179,321
Pilgrim's Pride Corp. 204,534 9,692,866
*Post Holdings, Inc. 123,047 13,019,603
PriceSmart, Inc. 59,882 6,437,315
Primo Brands Corp. 348,425 9,620,014
Procter & Gamble Co. (The) 1,403,318 211,157,259
Reynolds Consumer Products,
Inc. 301,863 6,788,899
Seaboard Corp. 1,242 3,933,638
*Seneca Foods Corp., Class A 12,531 1,312,372
*Seneca Foods Corp., Class B 405 43,214
*Simply Good Foods Co. (The) 224,437 6,836,351
SpartanNash Co. 75,110 1,993,419
Spectrum Brands Holdings, Inc. 56,822 3,040,545
*Sprouts Farmers Market, Inc. 172,988 26,214,602
Sysco Corp. 492,738 39,221,945
Target Corp. 405,009 40,703,404
#The Campbell's Company 513,396 16,387,600
#Tootsie Roll Industries, Inc. 65,724 2,492,911
*TreeHouse Foods, Inc. 119,531 2,297,386
Turning Point Brands, Inc. 44,524 3,692,821
Tyson Foods, Inc., Class A 330,983 17,310,411
*United Natural Foods, Inc. 140,226 3,875,847
United-Guardian, Inc. 1,261 10,025
Universal Corp. 58,767 3,201,038
#*US Foods Holding Corp. 408,232 34,017,973
*USANA Health Sciences, Inc. 19,278 566,580
Utz Brands, Inc. 145,515 1,896,060
Village Super Market, Inc., Class
A 23,318 802,139
*Vita Coco Co., Inc. (The) 113,070 3,986,848
#*Vital Farms, Inc. 85,167 3,168,212
Walmart, Inc. 1,403,889 137,553,044
WD-40 Co. 21,142 4,532,845
Weis Markets, Inc. 63,305 4,583,915
Shares Value
CONSUMER STAPLES — (Continued)
*Willamette Valley Vineyards, Inc. 1,711 $ 8,281
#WK Kellogg Co. 188,417 4,343,012
*Zevia PBC, Class A 16,006 49,619
TOTAL CONSUMER STAPLES 2,023,573,754
ENERGY — (4.4%)
#*Amplify Energy Corp. 2,276 8,649
Antero Midstream Corp. 815,731 14,968,664
*Antero Resources Corp. 520,657 18,186,549
#APA Corp. 13,089 252,487
Archrock, Inc. 366,884 8,570,410
Ardmore Shipping Corp. 76,657 834,028
Aris Water Solutions, Inc., Class
A 66,590 1,416,369
#Atlas Energy Solutions, Inc. 141,091 1,834,183
#Baker Hughes Co. 944,477 42,548,689
*Bristow Group, Inc. 65,906 2,278,370
Cactus, Inc., Class A 109,820 4,646,484
California Resources Corp. 127,004 6,119,053
#*Centrus Energy Corp., Class A 40,613 8,748,040
Cheniere Energy, Inc. 268,824 63,410,205
Chevron Corp. 1,289,166 195,489,106
Chord Energy Corp. 32,135 3,545,455
Civitas Resources, Inc. 33,747 1,024,559
*Clean Energy Fuels Corp. 358,341 727,432
#*CNX Resources Corp. 346,450 10,500,900
#*Comstock Resources, Inc. 537,915 9,612,541
#*Comstock, Inc. 10,133 33,236
ConocoPhillips 932,537 88,908,078
#Core Laboratories, Inc. 14,659 160,369
Core Natural Resources, Inc. 67,324 4,969,184
Coterra Energy, Inc. 990,052 24,147,368
Crescent Energy Co., Class A 425,142 3,928,312
#CVR Energy, Inc. 127,030 3,401,863
Delek US Holdings, Inc. 91,223 2,040,659
Devon Energy Corp. 606,436 20,145,804
DHT Holdings, Inc. 388,736 4,311,082
#Diamondback Energy, Inc. 215,616 32,053,475
Dorian LPG, Ltd. 80,771 2,325,397
DT Midstream, Inc. 196,759 20,213,052
#Energy Services of America
Corp. 12,384 135,357
EOG Resources, Inc. 584,007 70,092,520
Epsilon Energy, Ltd. 20,306 126,913
#EQT Corp. 518,694 27,879,803
Evolution Petroleum Corp. 50,017 241,582
Excelerate Energy, Inc., Class A 35,473 910,237
Expand Energy Corp. 373,092 39,092,580
*Expro Group Holdings NV 52,198 562,694
Exxon Mobil Corp. 2,550,609 284,749,989
*Forum Energy Technologies, Inc. 2,040 40,208
FutureFuel Corp. 84,441 341,986
#*Geospace Technologies Corp. 21,262 344,657
Granite Ridge Resources, Inc. 145,899 757,216
*Gulf Island Fabrication, Inc. 31,277 210,181
*Gulfport Energy Corp. 39,964 6,958,931
Halliburton Co. 481,256 10,780,134
*Helix Energy Solutions Group,
Inc. 340,032 2,016,390

69
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
ENERGY — (Continued)
Helmerich & Payne, Inc. 191,572 $ 3,105,382
HF Sinclair Corp. 267,746 11,764,759
*Innovex International, Inc. 87,183 1,431,545
International Seaways, Inc. 87,206 3,479,519
Kinder Morgan, Inc. 1,473,734 41,352,976
#Kinetik Holdings, Inc. 57,595 2,498,471
Kodiak Gas Services, Inc. 183,104 5,919,752
*Kosmos Energy, Ltd. 35,283 75,858
Liberty Energy, Inc. 215,647 2,661,084
#Magnolia Oil & Gas Corp., Class
A 449,500 10,707,090
#*Mammoth Energy Services, Inc. 7,833 20,366
Marathon Petroleum Corp. 233,920 39,810,845
#Matador Resources Co. 223,964 11,171,324
Mexco Energy Corp. 346 2,855
#*MIND Technology, Inc. 10,541 99,612
#Murphy Oil Corp. 280,568 6,960,892
#*Nabors Industries, Ltd. 17,551 610,424
NACCO Industries, Inc., Class A 11,458 434,487
*Natural Gas Services Group, Inc. 23,897 575,679
*NCS Multistage Holdings, Inc. 1,416 43,117
#Nordic American Tankers, Ltd. 234,353 653,845
#Northern Oil & Gas, Inc. 172,144 4,847,575
NOV, Inc. 547,940 6,893,085
#Occidental Petroleum Corp. 918,105 40,341,534
*Oceaneering International, Inc. 189,071 4,102,841
*Oil States International, Inc. 155,076 773,829
ONEOK, Inc. 488,606 40,119,439
Ovintiv, Inc. 435,821 17,947,109
*Par Pacific Holdings, Inc. 48,207 1,512,736
#Patterson-UTI Energy, Inc. 139,560 824,800
PBF Energy, Inc., Class A 13,928 314,773
Peabody Energy Corp. 24,444 394,771
#Permian Resources Corp. 1,322,912 18,732,434
Phillips 66 273,728 33,827,306
*PrimeEnergy Resources Corp. 3,208 540,773
*ProPetro Holding Corp. 198,987 1,066,570
Range Resources Corp. 428,237 15,724,863
Ranger Energy Services, Inc. 57,321 767,528
*REX American Resources Corp. 34,034 1,779,298
Riley Exploration Permian, Inc. 41,475 1,088,304
#RPC, Inc. 527,412 2,452,466
Schlumberger NV 1,560,550 52,746,590
Scorpio Tankers, Inc. 82,726 3,740,042
*SEACOR Marine Holdings, Inc. 14,945 74,725
#*Seadrill, Ltd. 119,165 3,474,851
Select Water Solutions, Inc. 261,510 2,518,341
#SFL Corp., Ltd. 380,299 3,491,145
Sitio Royalties Corp., Class A 62,471 1,135,098
SM Energy Co. 18,463 509,394
Smart Sand, Inc. 43,097 87,918
#Solaris Energy Infrastructure,
Inc. 64,576 2,109,698
*Stabilis Solutions, Inc. 154 708
*Talos Energy, Inc. 182,529 1,560,623
Targa Resources Corp. 214,124 35,632,375
TechnipFMC PLC 726,956 26,439,390
#Teekay Corp., Ltd. 188,500 1,357,200
Shares Value
ENERGY — (Continued)
Teekay Tankers, Ltd., Class A 64,601 $ 2,735,852
*TETRA Technologies, Inc. 103,018 422,374
#Texas Pacific Land Corp. 18,807 18,207,621
#*Tidewater, Inc. 56,078 2,804,461
#*Transocean, Ltd. 147,028 429,322
#*Uranium Energy Corp. 713,554 6,186,513
#VAALCO Energy, Inc. 42,890 159,551
#*Valaris, Ltd. 10,646 517,715
Valero Energy Corp. 210,614 28,919,408
#Vitesse Energy, Inc. 72,119 1,725,808
Weatherford International PLC 87,296 4,936,589
Williams Cos., Inc. (The) 702,965 42,142,752
World Kinect Corp. 136,057 3,710,274
TOTAL ENERGY 1,631,809,684
FINANCIALS — (15.9%)
1st Source Corp. 50,810 3,039,454
*Acacia Research Corp. 36,795 130,254
Acadian Asset Management, Inc. 45,030 1,881,804
ACNB Corp. 12,375 520,988
Affiliated Managers Group, Inc. 60,192 12,632,495
Affinity Bancshares, Inc. 7,054 134,026
*Affirm Holdings, Inc. 298,167 20,442,330
Aflac, Inc. 426,250 42,352,200
Alerus Financial Corp. 20,408 431,425
Allstate Corp. (The) 201,927 41,041,663
Ally Financial, Inc. 392,531 14,857,298
Amalgamated Financial Corp. 61,433 1,780,943
Amerant Bancorp, Inc. 68,948 1,330,696
American Coastal Insurance
Corp. 37,406 389,396
American Express Co. 320,505 95,930,352
American Financial Group, Inc. 124,569 15,558,668
American International Group,
Inc. 588,562 45,690,068
Ameriprise Financial, Inc. 115,787 59,999,666
Ameris Bancorp 132,089 9,028,283
AMERISAFE, Inc. 33,695 1,508,862
AmeriServ Financial, Inc. 3,367 9,461
Ames National Corp. 12,248 221,076
Aon PLC, Class A 88,159 31,359,038
#Apollo Global Management, Inc. 159,752 23,215,161
Arch Capital Group, Ltd. 348,037 29,952,064
#Ares Management Corp., Class
A 48,074 8,919,169
Arrow Financial Corp. 39,342 1,054,366
Arthur J. Gallagher & Co. 74,643 21,441,202
#Artisan Partners Asset
Management, Inc., Class A 146,279 6,619,125
Associated Banc-Corp. 350,096 8,661,375
Associated Capital Group, Inc.,
Class A 3,204 118,612
Assurant, Inc. 85,675 16,046,928
Assured Guaranty, Ltd. 94,098 7,958,809
Atlantic Union Bankshares Corp. 286,753 9,090,070
*Atlanticus Holdings Corp. 31,384 1,557,588
Auburn National Bancorp, Inc. 2,938 82,146
*AvidXchange Holdings, Inc. 172,808 1,703,887
Axis Capital Holdings, Ltd. 153,841 14,436,439

70
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
*Axos Financial, Inc. 109,293 $ 9,437,451
#*Baldwin Insurance Group, Inc.
(The) 73,033 2,690,536
Banc of California, Inc. 355,988 5,168,946
BancFirst Corp. 63,197 7,869,290
*Bancorp, Inc. (The) 96,171 6,074,160
Bank First Corp. 11,038 1,311,535
Bank of America Corp. 2,424,721 114,616,562
Bank of Hawaii Corp. 81,928 5,069,705
Bank of Marin Bancorp 33,156 750,983
Bank of New York Mellon Corp.
(The) 586,072 59,457,004
Bank of NT Butterfield & Son, Ltd.
(The) 95,344 4,339,105
Bank of the James Financial
Group, Inc. 2,062 28,249
Bank OZK 231,371 11,406,590
Bank7 Corp. 2,655 117,590
BankFinancial Corp. 28,302 314,718
BankUnited, Inc. 155,515 5,671,632
Bankwell Financial Group, Inc. 17,847 712,095
Banner Corp. 82,467 5,119,139
Bar Harbor Bankshares 36,414 1,057,463
BayCom Corp. 21,979 593,653
BCB Bancorp, Inc. 30,540 255,314
*Berkshire Hathaway, Inc., Class
B 616,500 290,914,020
Berkshire Hills Bancorp, Inc. 114,561 2,822,783
#BGC Group, Inc., Class A 636,894 5,904,007
Blackrock, Inc. 32,977 36,472,892
Blackstone, Inc. 125,219 21,657,878
*Block, Inc. 375,871 29,039,793
*Blue Foundry Bancorp 31,850 272,318
#*Blue Ridge Bankshares, Inc. 12,278 45,060
BOK Financial Corp. 128,989 13,096,253
Bread Financial Holdings, Inc. 111,382 6,827,717
Bridge Investment Group
Holdings, Inc., Class A 16,632 170,312
*Bridgewater Bancshares, Inc. 51,779 805,681
*Brighthouse Financial, Inc. 118,013 5,646,922
*Broadway Financial Corp. 1,626 13,317
Brookline Bancorp, Inc. 214,591 2,214,579
Brown & Brown, Inc. 207,728 18,980,107
Burke & Herbert Financial
Services Corp. 2,161 125,316
Business First Bancshares, Inc. 70,715 1,679,481
*BV Financial, Inc. 2,851 44,590
Byline Bancorp, Inc. 97,880 2,574,244
C&F Financial Corp. 8,312 530,721
Cadence Bank 379,605 13,229,234
*California Bancorp 12,112 181,559
Camden National Corp. 40,460 1,525,747
#*Cantaloupe, Inc. 45,164 499,965
Capital Bancorp, Inc. 6,996 220,234
Capital City Bank Group, Inc. 40,532 1,604,662
Capital One Financial Corp. 382,804 82,302,860
Capitol Federal Financial, Inc. 320,163 1,927,381
Carlyle Group, Inc. (The) 453,704 27,521,685
*Carter Bankshares, Inc. 28,955 503,238
Shares Value
FINANCIALS — (Continued)
Cass Information Systems, Inc. 32,442 $ 1,298,004
Cathay General Bancorp 138,037 6,242,033
#CB Financial Services, Inc. 1,846 58,435
Cboe Global Markets, Inc. 90,282 21,761,573
*CCUR Holdings, Inc. 1 1,940
Central Pacific Financial Corp. 67,011 1,786,513
CF Bankshares, Inc. 4,596 108,466
Charles Schwab Corp. (The) 733,434 71,678,505
Chemung Financial Corp. 7,325 370,645
ChoiceOne Financial Services,
Inc. 500 14,700
Chubb, Ltd. 127,830 34,007,893
Cincinnati Financial Corp. 162,173 23,922,139
Citigroup, Inc. 660,832 61,919,958
Citizens & Northern Corp. 38,486 732,004
Citizens Community Bancorp, Inc. 13,901 204,901
Citizens Financial Group, Inc. 556,314 26,547,304
Citizens Financial Services, Inc. 437 23,463
#City Holding Co. 32,927 4,020,387
Civista Bancshares, Inc. 29,611 576,526
CME Group, Inc. 80,723 22,463,596
CNB Financial Corp. 49,564 1,137,494
CNO Financial Group, Inc. 190,035 7,000,889
*Coastal Financial Corp. 30,723 2,955,553
#Cohen & Steers, Inc. 105,814 7,783,678
*Coinbase Global, Inc., Class A 154,713 58,444,383
Colony Bankcorp, Inc. 27,245 446,546
Columbia Banking System, Inc. 391,673 9,321,817
*Columbia Financial, Inc. 150,218 2,161,637
Comerica, Inc. 239,819 16,204,570
Commerce Bancshares, Inc. 247,854 15,168,665
Community Financial System, Inc. 99,730 5,255,771
Community Trust Bancorp, Inc. 43,475 2,346,781
Community West Bancshares 46,205 889,446
ConnectOne Bancorp, Inc. 101,131 2,329,047
*Consumer Portfolio Services,
Inc. 32,536 257,034
Corebridge Financial, Inc. 1,016,972 36,163,524
*Corpay, Inc. 109,343 35,323,256
Crawford & Co., Class A 43,171 413,146
Crawford & Co., Class B 51,124 470,852
#*Credit Acceptance Corp. 18,555 9,097,145
#Cullen/Frost Bankers, Inc. 112,624 14,349,424
*Customers Bancorp, Inc. 77,243 4,924,241
#CVB Financial Corp. 279,692 5,227,443
*Dave, Inc. 23,364 5,509,231
Diamond Hill Investment Group,
Inc. 3,299 447,245
DigitalBridge Group, Inc. 264,506 2,840,794
Dime Community Bancshares,
Inc. 93,292 2,585,121
Donegal Group, Inc., Class A 70,170 1,203,416
Donegal Group, Inc., Class B 1,947 30,179
*Donnelley Financial Solutions,
Inc. 60,120 3,183,955
Eagle Bancorp Montana, Inc. 11,611 187,169
Eagle Bancorp, Inc. 77,116 1,240,796
Eagle Financial Services, Inc. 360 11,884
#East West Bancorp, Inc. 193,751 19,423,538

71
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
Eastern Bankshares, Inc. 394,049 $ 6,088,057
*eHealth, Inc. 11,888 40,419
Employers Holdings, Inc. 57,079 2,356,221
Enact Holdings, Inc. 143,359 4,983,159
*Encore Capital Group, Inc. 48,590 1,791,999
*Enova International, Inc. 59,640 6,235,958
Enterprise Financial Services
Corp. 86,263 4,760,855
Equitable Holdings, Inc. 529,368 27,183,047
Equity Bancshares, Inc., Class A 39,451 1,482,569
#Erie Indemnity Co., Class A 41,978 14,954,243
#Esquire Financial Holdings, Inc. 15,013 1,439,446
Essent Group, Ltd. 211,324 11,832,031
*Euronet Worldwide, Inc. 82,899 8,056,125
Evercore, Inc. 37,054 11,158,442
Everest Group, Ltd. 54,358 18,253,416
EVERTEC, Inc. 126,734 4,581,434
*EZCORP, Inc., Class A 127,979 1,832,659
F&G Annuities & Life, Inc. 59,696 1,904,899
FactSet Research Systems, Inc. 60,695 24,454,016
Farmers & Merchants Bancorp,
Inc. 6,363 152,776
Farmers National Banc Corp. 35,628 482,403
FB Financial Corp. 114,759 5,595,649
Federal Agricultural Mortgage
Corp., Class A 695 88,960
Federal Agricultural Mortgage
Corp., Class C 19,462 3,352,719
Federated Hermes, Inc. 181,108 8,977,524
Fidelis Insurance Holdings, Ltd. 245,460 3,708,901
Fidelity D&D Bancorp, Inc. 867 35,061
Fidelity National Financial, Inc. 386,051 21,784,858
Fidelity National Information
Services, Inc. 512,327 40,683,887
Fifth Third Bancorp 618,404 25,707,054
#*Finance Of America Cos., Inc.,
Class A 1,663 35,804
Financial Institutions, Inc. 40,167 1,023,857
#Finward Bancorp 5,104 141,534
#*Finwise Bancorp 17,276 308,722
First American Financial Corp. 190,366 11,431,478
First Bancorp 100,214 5,019,719
First Bancorp 307,477 6,404,746
First Bancorp, Inc. (The) 26,230 661,258
First Bank 34,030 507,047
First Busey Corp. 217,010 4,843,663
First Business Financial Services,
Inc. 17,430 830,017
First Capital, Inc. 3,434 121,976
#First Citizens BancShares, Inc.,
Class A 8,499 16,953,465
First Commonwealth Financial
Corp. 258,448 4,266,976
First Community Bankshares, Inc. 41,278 1,506,647
First Community Corp. 12,298 304,683
First Financial Bancorp 206,803 5,012,905
First Financial Bankshares, Inc. 228,518 7,911,293
First Financial Corp. 24,552 1,314,760
First Financial Northwest, Inc. 13,447 16,136
Shares Value
FINANCIALS — (Continued)
*First Foundation, Inc. 139,595 $ 679,828
#First Guaranty Bancshares, Inc. 2,269 19,650
First Hawaiian, Inc. 258,277 6,263,217
First Horizon Corp. 864,594 18,856,795
First Internet Bancorp 16,254 356,450
First Interstate BancSystem, Inc.,
Class A 214,491 6,175,196
First Merchants Corp. 139,440 5,315,453
First Mid Bancshares, Inc. 45,194 1,716,016
#First National Corp. 5,593 120,809
First Northwest Bancorp 21,403 163,733
#First Savings Financial Group,
Inc. 7,749 198,219
First United Corp. 12,988 426,916
First US Bancshares, Inc. 2,977 39,237
*First Western Financial, Inc. 8,157 176,558
FirstCash Holdings, Inc. 85,130 11,346,978
*Firstsun Capital Bancorp 18,336 651,845
*Fiserv, Inc. 277,588 38,568,077
Five Star Bancorp 11,741 353,287
#Flagstar Financial, Inc. 630,176 7,114,687
Flushing Financial Corp. 76,002 911,264
FNB Corp. 718,521 11,007,742
Franklin Financial Services Corp. 6,474 260,255
Franklin Resources, Inc. 489,844 11,756,256
FS Bancorp, Inc. 13,500 527,715
Fulton Financial Corp. 379,452 6,811,163
FVCBankcorp, Inc. 22,920 293,605
#GCM Grosvenor, Inc., Class A 41,016 483,579
*Genworth Financial, Inc. 876,989 6,893,134
German American Bancorp, Inc. 72,151 2,772,041
Glacier Bancorp, Inc. 228,972 10,035,843
*Glen Burnie Bancorp 1,062 4,747
Global Payments, Inc. 219,090 17,516,246
Globe Life, Inc. 146,861 20,629,565
Goldman Sachs Group, Inc. (The) 147,274 106,565,994
Goosehead Insurance, Inc., Class
A 30,457 2,768,846
Great Southern Bancorp, Inc. 26,886 1,530,889
*Green Dot Corp., Class A 108,629 1,099,325
Greene County Bancorp, Inc. 1,379 32,669
*Greenlight Capital Re, Ltd.,
Class A 82,556 1,073,228
Guaranty Bancshares, Inc. 18,499 806,741
Guild Holdings Co., Class A 1,391 27,625
*Hagerty, Inc., Class A 5,045 51,257
*Hamilton Insurance Group, Ltd.,
Class B 44,668 959,915
#Hamilton Lane, Inc., Class A 65,274 9,941,230
Hancock Whitney Corp. 178,437 10,656,258
Hanmi Financial Corp. 70,023 1,597,225
Hanover Bancorp, Inc. 210 4,370
Hanover Insurance Group, Inc.
(The) 68,850 11,816,726
HarborOne Bancorp, Inc. 107,506 1,271,796
Hartford Insurance Group, Inc.
(The) 327,110 40,689,213
Hawthorn Bancshares, Inc. 4,727 134,814
HBT Financial, Inc. 9,194 228,655

72
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
HCI Group, Inc. 25,689 $ 3,597,488
Hennessy Advisors, Inc. 14,900 185,654
Heritage Commerce Corp. 149,020 1,378,435
Heritage Financial Corp. 80,700 1,818,978
*Heritage Global, Inc. 47,405 101,921
*Heritage Insurance Holdings, Inc. 80,793 1,703,924
Hilltop Holdings, Inc. 114,962 3,402,875
#Hingham Institution For Savings
(The) 2,325 569,346
*Hippo Holdings, Inc. 50,651 1,308,822
Home Bancorp, Inc. 15,382 804,325
Home BancShares, Inc. 378,501 10,658,588
Home Federal Bancorp, Inc. of
Louisiana 603 7,996
*HomeStreet, Inc. 40,545 530,329
HomeTrust Bancshares, Inc. 19,012 738,806
Hope Bancorp, Inc. 304,930 3,046,251
Horace Mann Educators Corp. 97,164 4,132,385
Horizon Bancorp, Inc. 101,582 1,573,505
Houlihan Lokey, Inc. 70,461 13,434,094
Huntington Bancshares, Inc. 1,684,685 27,679,375
IF Bancorp, Inc. 1,643 41,075
Independent Bank Corp. 94,208 5,986,918
Independent Bank Corp. 43,596 1,331,858
Interactive Brokers Group, Inc. 47,464 3,111,740
Intercontinental Exchange, Inc. 181,526 33,551,451
International Bancshares Corp. 118,305 8,066,035
*International Money Express,
Inc. 74,398 668,838
Invesco, Ltd. 839,960 17,647,560
Investar Holding Corp. 17,431 378,253
Investors Title Co. 4,640 980,061
Isabella Bank Corp. 306 9,437
Jack Henry & Associates, Inc. 123,646 20,996,946
Jackson Financial, Inc., Class A 147,023 12,873,334
Janus Henderson Group PLC 324,021 14,030,109
Jefferies Financial Group, Inc. 263,600 15,199,176
JPMorgan Chase & Co. 1,336,086 395,802,117
Kearny Financial Corp. 177,754 1,054,081
Kemper Corp. 133,605 8,228,732
*Kentucky First Federal Bancorp 3,510 11,232
KeyCorp 1,391,948 24,943,708
*Kingstone Cos., Inc. 19,489 319,425
*Kingsway Financial Services,
Inc. 2,628 36,739
#Kinsale Capital Group, Inc. 33,089 14,581,991
KKR & Co., Inc. 139,158 20,397,780
#Lake Shore Bancorp, Inc. 4,441 54,669
#Lakeland Financial Corp. 56,579 3,585,411
Landmark Bancorp, Inc. 3,888 94,440
Lazard, Inc. 212,807 11,061,708
LCNB Corp. 22,599 333,561
#*Lemonade, Inc. 53,015 1,997,605
*LendingClub Corp. 282,061 4,397,331
*LendingTree, Inc. 27,610 1,288,835
Lincoln National Corp. 321,038 12,234,758
LINKBANCORP, Inc. 3,451 23,743
Live Oak Bancshares, Inc. 105,698 3,341,114
Shares Value
FINANCIALS — (Continued)
#*loanDepot, Inc., Class A 73,346 $ 116,620
Loews Corp. 267,697 24,237,286
LPL Financial Holdings, Inc. 102,324 40,492,677
M&T Bank Corp. 110,966 20,939,284
Magyar Bancorp, Inc. 6,521 110,074
#MainStreet Bancshares, Inc. 1,782 35,996
*Markel Group, Inc. 11,765 23,627,532
MarketAxess Holdings, Inc. 45,717 9,394,844
*Marqeta, Inc., Class A 716,590 4,084,563
Marsh & McLennan Cos., Inc. 217,013 43,228,990
Mastercard, Inc., Class A 389,972 220,907,439
Mercantile Bank Corp. 37,041 1,692,403
Merchants Bancorp 92,063 2,697,446
Mercury General Corp. 113,281 7,844,709
Meridian Corp. 17,998 265,111
MetLife, Inc. 736,848 55,963,606
Metrocity Bankshares, Inc. 13,254 365,810
Metropolitan Bank Holding Corp. 25,408 1,792,280
MGIC Investment Corp. 498,485 12,910,762
Mid Penn Bancorp, Inc. 20,318 557,729
Middlefield Banc Corp. 4,154 115,689
Midland States Bancorp, Inc. 47,891 812,231
MidWestOne Financial Group,
Inc. 44,170 1,216,442
Moelis & Co., Class A 132,866 9,319,221
Moody's Corp. 66,586 34,340,398
Morgan Stanley 578,437 82,404,135
Morningstar, Inc. 63,726 17,617,690
*Mr. Cooper Group, Inc. 20,109 3,131,373
MSCI, Inc. 34,934 19,610,550
MVB Financial Corp. 23,321 530,320
Nasdaq, Inc. 368,316 35,439,366
National Bank Holdings Corp.,
Class A 86,020 3,187,901
National Bankshares, Inc. 6,617 183,688
Navient Corp. 242,095 3,132,709
NBT Bancorp, Inc. 124,253 5,141,589
*NCR Atleos Corp. 129,068 3,949,481
Nelnet, Inc., Class A 47,809 5,965,129
*NerdWallet, Inc., Class A 103,532 1,096,404
*NI Holdings, Inc. 25,910 330,093
Nicolet Bankshares, Inc. 35,675 4,602,075
*NMI Holdings, Inc. 147,577 5,507,574
Northeast Bank 16,966 1,682,518
Northeast Community Bancorp,
Inc. 11,614 239,945
Northern Trust Corp. 258,838 33,648,940
Northfield Bancorp, Inc. 124,862 1,329,780
Northrim Bancorp, Inc. 13,138 1,097,417
Northwest Bancshares, Inc. 328,570 3,844,269
Norwood Financial Corp. 6,222 150,821
Oak Valley Bancorp 9,383 250,057
OceanFirst Financial Corp. 138,904 2,330,809
OFG Bancorp 106,987 4,559,786
#Ohio Valley Banc Corp. 6,974 224,842
#Old National Bancorp 642,452 13,562,162
Old Point Financial Corp. 3,309 132,856
Old Republic International Corp. 416,935 15,080,539

73
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
Old Second Bancorp, Inc. 98,169 $ 1,665,928
OneMain Holdings, Inc. 246,957 14,271,645
*Onity Group, Inc. 15,145 571,269
OP Bancorp 24,152 309,146
*Open Lending Corp. 40,690 89,111
*Oportun Financial Corp. 78,034 478,348
Oppenheimer Holdings, Inc.,
Class A 13,721 1,040,189
#OppFi, Inc. 4,501 47,891
*OptimumBank Holdings, Inc. 1,400 6,300
Orange County Bancorp, Inc. 4,262 106,507
Origin Bancorp, Inc. 77,400 2,828,970
Orrstown Financial Services, Inc. 26,466 869,673
#*Oscar Health, Inc., Class A 415,343 5,835,569
Pacific Premier Bancorp, Inc. 228,396 4,949,341
*Palomar Holdings, Inc. 47,899 6,346,139
Park National Corp. 29,579 4,787,953
Parke Bancorp, Inc. 24,495 505,822
Pathfinder Bancorp, Inc. 1,566 22,911
Pathward Financial, Inc. 51,941 3,928,038
*Paymentus Holdings, Inc., Class
A 29,214 814,486
*Payoneer Global, Inc. 637,222 4,186,549
*PayPal Holdings, Inc. 717,108 49,308,346
#*Paysafe, Ltd. 141,185 1,715,398
*PB Bankshares, Inc. 607 11,114
PCB Bancorp 14,583 298,077
Peapack-Gladstone Financial
Corp. 45,069 1,148,358
PennyMac Financial Services,
Inc. 108,380 10,094,513
Peoples Bancorp of North
Carolina, Inc. 8,606 247,078
Peoples Bancorp, Inc. 88,336 2,529,943
Peoples Financial Services Corp. 17,859 869,912
Perella Weinberg Partners 15,229 303,666
Pinnacle Financial Partners, Inc. 141,830 12,465,439
*Pioneer Bancorp, Inc. 33,996 417,131
Piper Sandler Cos. 28,463 8,974,953
#PJT Partners, Inc., Class A 16,224 2,897,931
Plumas Bancorp 6,332 261,258
PNC Financial Services Group,
Inc. (The) 151,801 28,883,176
*Ponce Financial Group, Inc. 44,664 627,529
Popular, Inc. 131,333 15,048,135
*PRA Group, Inc. 78,748 1,196,970
Preferred Bank 29,978 2,722,602
Primerica, Inc. 63,555 16,882,115
Primis Financial Corp. 31,888 356,827
Princeton Bancorp, Inc. 5,605 169,215
Principal Financial Group, Inc. 312,605 24,330,047
*Priority Technology Holdings,
Inc. 245 1,678
*ProAssurance Corp. 124,220 2,951,467
PROG Holdings, Inc. 94,511 3,009,230
Progressive Corp. (The) 299,718 72,543,745
Prosperity Bancshares, Inc. 193,331 12,879,711
*Provident Bancorp, Inc. 32,992 402,832
Provident Financial Holdings, Inc. 6,668 102,187
Shares Value
FINANCIALS — (Continued)
Provident Financial Services, Inc. 310,422 $ 5,655,889
Prudential Financial, Inc. 301,393 31,218,287
QCR Holdings, Inc. 36,927 2,621,817
Radian Group, Inc. 213,254 6,954,213
Raymond James Financial, Inc. 185,980 31,082,837
RBB Bancorp 39,983 724,092
Red River Bancshares, Inc. 3,492 210,114
Regional Management Corp. 20,085 667,625
Regions Financial Corp. 1,031,225 26,120,929
Reinsurance Group of America,
Inc. 82,390 15,855,956
*Remitly Global, Inc. 278,602 4,596,933
RenaissanceRe Holdings, Ltd. 79,428 19,359,781
Renasant Corp. 219,144 8,029,436
Republic Bancorp, Inc., Class A 33,307 2,293,520
*Rhinebeck Bancorp, Inc. 5,549 70,417
#Richmond Mutual Bancorp, Inc. 5,489 75,968
Riverview Bancorp, Inc. 36,579 180,334
RLI Corp. 146,605 9,674,464
*Robinhood Markets, Inc., Class
A 590,254 60,825,675
#Rocket Cos., Inc., Class A 16,123 238,137
*Root, Inc., Class A 15,375 1,860,836
S&P Global, Inc. 80,714 44,481,485
S&T Bancorp, Inc. 88,840 3,255,098
Safety Insurance Group, Inc. 36,144 2,542,730
SB Financial Group, Inc. 9,052 170,268
Seacoast Banking Corp. of
Florida 126,113 3,555,125
*Security National Financial
Corp., Class A 29,292 248,396
SEI Investments Co. 163,167 14,378,276
Selective Insurance Group, Inc. 115,360 8,994,619
*Selectquote, Inc. 245,933 432,842
#ServisFirst Bancshares, Inc. 93,792 7,376,741
#*Sezzle, Inc. 2,235 346,067
#*Shift4 Payments, Inc., Class A 121,473 12,511,719
Shore Bancshares, Inc. 78,057 1,210,664
Sierra Bancorp 34,990 1,025,907
Silvercrest Asset Management
Group, Inc., Class A 11,402 186,537
Simmons First National Corp.,
Class A 297,297 5,699,183
*SiriusPoint, Ltd. 252,713 4,955,702
*Skyward Specialty Insurance
Group, Inc. 97,120 4,912,330
SLM Corp. 427,594 13,597,489
SmartFinancial, Inc. 18,230 624,560
#*SoFi Technologies, Inc. 1,392,434 31,441,160
Sound Financial Bancorp, Inc. 3,445 158,642
South Plains Financial, Inc. 14,377 533,530
*Southern First Bancshares, Inc. 16,790 697,792
Southern Missouri Bancorp, Inc. 22,534 1,218,864
Southside Bancshares, Inc. 69,975 2,060,064
SouthState Corp. 206,201 19,417,948
SR Bancorp, Inc. 1,936 26,949
State Street Corp. 200,382 22,392,689
Stellar Bancorp, Inc. 122,835 3,627,318
Sterling Bancorp, Inc. 71,357 –

74
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
FINANCIALS — (Continued)
Stewart Information Services
Corp. 62,932 $ 4,086,175
Stifel Financial Corp. 131,414 14,996,966
#Stock Yards Bancorp, Inc. 63,308 4,732,906
#*StoneX Group, Inc. 96,543 9,387,841
Summit State Bank 8,120 99,389
SWK Holdings Corp. 5,910 88,000
Synchrony Financial 352,691 24,571,982
Synovus Financial Corp. 290,084 13,703,568
#T. Rowe Price Group, Inc. 265,972 26,982,859
*Texas Capital Bancshares, Inc. 88,346 7,418,414
#TFS Financial Corp. 225,912 2,961,706
*Third Coast Bancshares, Inc. 31,877 1,200,169
Timberland Bancorp, Inc. 16,697 522,449
Tiptree, Inc. 85,239 1,771,266
*Toast, Inc., Class A 138,475 6,763,119
Tompkins Financial Corp. 32,802 2,121,633
Towne Bank 152,954 5,357,979
TPG, Inc. 43,096 2,459,489
Tradeweb Markets, Inc., Class A 66,960 9,277,308
Travelers Cos., Inc. (The) 283,056 73,662,493
TriCo Bancshares 75,652 3,110,810
*Triumph Financial, Inc. 54,990 3,119,033
Truist Financial Corp. 754,493 32,978,889
#*Trupanion, Inc. 71,739 3,401,146
TrustCo Bank Corp. 45,754 1,535,504
Trustmark Corp. 143,832 5,357,742
UMB Financial Corp. 146,934 16,161,271
Union Bankshares, Inc. 1,060 28,843
United Bancorp, Inc. 3,975 55,889
United Bankshares, Inc. 295,658 10,501,772
United Community Banks, Inc. 253,130 7,720,465
United Fire Group, Inc. 60,778 1,613,656
United Security Bancshares 40,825 349,054
Unity Bancorp, Inc. 23,648 1,161,353
Universal Insurance Holdings, Inc. 67,111 1,586,504
Univest Financial Corp. 70,523 2,033,883
Unum Group 245,113 17,601,565
#*Upstart Holdings, Inc. 12,895 1,054,037
US Bancorp 902,330 40,568,757
US Global Investors, Inc., Class A 4,102 9,804
USCB Financial Holdings, Inc. 15,022 249,966
Valley National Bancorp 1,154,699 10,704,060
Value Line, Inc. 1,300 48,282
*Velocity Financial, Inc. 31,853 528,760
Veritex Holdings, Inc. 134,437 4,264,342
#Victory Capital Holdings, Inc.,
Class A 133,959 9,231,115
Virginia National Bankshares
Corp. 3,290 121,302
Virtu Financial, Inc., Class A 177,177 7,820,593
Virtus Investment Partners, Inc. 14,368 2,777,478
Visa, Inc., Class A 825,281 285,109,827
Voya Financial, Inc. 192,178 13,452,460
W. R. Berkley Corp. 287,227 19,764,090
WaFd, Inc. 190,031 5,530,852
Walker & Dunlop, Inc. 62,096 4,657,821
Washington Trust Bancorp, Inc. 46,265 1,246,379
Shares Value
FINANCIALS — (Continued)
Waterstone Financial, Inc. 60,100 $ 799,931
Webster Financial Corp. 316,097 18,222,992
Wells Fargo & Co. 1,668,319 134,516,561
WesBanco, Inc. 223,866 6,745,083
West Bancorp, Inc. 46,857 842,957
Westamerica Bancorp 66,043 3,163,460
Western Alliance Bancorp 208,406 16,163,969
Western New England Bancorp,
Inc. 94,860 1,010,259
Western Union Co. (The) 488,345 3,931,177
Westwood Holdings Group, Inc. 18,611 325,320
*WEX, Inc. 64,575 10,957,086
White Mountains Insurance
Group, Ltd. 5,300 9,475,340
Willis Towers Watson PLC 130,171 41,109,304
Wintrust Financial Corp. 130,967 16,761,157
#WisdomTree, Inc. 294,074 3,902,362
*World Acceptance Corp. 10,184 1,602,147
WSFS Financial Corp. 117,770 6,458,507
WVS Financial Corp. 90 1,094
Zions Bancorp NA 291,043 15,605,726
TOTAL FINANCIALS 5,916,193,270
HEALTH CARE — (8.3%)
*89bio, Inc. 181,198 1,721,381
Abbott Laboratories 722,822 91,212,908
AbbVie, Inc. 852,164 161,076,039
#*Absci Corp. 104,351 295,313
*AC Immune SA 7,863 16,984
*ACADIA Pharmaceuticals, Inc. 270,906 6,455,690
*Aclaris Therapeutics, Inc. 15,276 23,372
*AdaptHealth Corp. 261,695 2,347,404
*Adaptive Biotechnologies Corp. 194,091 1,987,492
*Addus HomeCare Corp. 40,705 4,346,480
*ADMA Biologics, Inc. 457,644 8,557,943
Agilent Technologies, Inc. 173,873 19,962,359
*agilon health, Inc. 266,718 477,425
*Agios Pharmaceuticals, Inc. 85,351 3,176,764
*Akebia Therapeutics, Inc. 108,459 399,671
*Akero Therapeutics, Inc. 125,186 6,115,336
*Alector, Inc. 17,520 26,105
*Align Technology, Inc. 48,510 6,258,275
*Alkermes PLC 301,133 7,977,013
#*Allogene Therapeutics, Inc. 389,874 479,545
*Alnylam Pharmaceuticals, Inc. 38,985 15,291,476
#*Alpha Teknova, Inc. 141 637
#*Altimmune, Inc. 99,733 368,015
*Amedisys, Inc. 38,102 3,756,857
*American Shared Hospital
Services 10 25
*American Well Corp., Class A 1,631 11,988
Amgen, Inc. 307,577 90,765,973
*AMN Healthcare Services, Inc. 14,043 257,549
*Amneal Pharmaceuticals, Inc. 453,710 3,548,012
*Amphastar Pharmaceuticals, Inc. 95,742 2,005,795
#*Amylyx Pharmaceuticals, Inc. 10,401 83,520
*AngioDynamics, Inc. 101,173 896,393
#*ANI Pharmaceuticals, Inc. 44,921 2,845,745
*Anika Therapeutics, Inc. 29,000 239,395

75
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Anixa Biosciences, Inc. 4,426 $ 13,544
#*Annexon, Inc. 226,170 542,808
*Apyx Medical Corp. 3,334 6,368
#*Arcellx, Inc. 35,382 2,525,921
#*Arcturus Therapeutics Holdings,
Inc. 31,651 386,459
#*ARS Pharmaceuticals, Inc. 6,032 106,646
*Artivion, Inc. 88,804 2,744,932
*Astrana Health, Inc. 98,341 2,346,416
*Astria Therapeutics, Inc. 80,373 556,181
*Atea Pharmaceuticals, Inc. 58,155 211,684
#*AtriCure, Inc. 102,125 3,584,588
#*aTyr Pharma, Inc. 3,126 14,755
*Aura Biosciences, Inc. 2,107 14,517
*Avanos Medical, Inc. 76,432 853,745
#*Avantor, Inc. 12,658 170,124
*Avidity Biosciences, Inc. 30,875 1,133,421
*Axogen, Inc. 84,608 1,107,519
*Azenta, Inc. 42,691 1,395,996
#Baxter International, Inc. 604,236 13,148,175
#*Beam Therapeutics, Inc. 193,969 3,823,129
Becton Dickinson & Co. 245,991 43,847,896
*Biogen, Inc. 13,408 1,716,224
*BioLife Solutions, Inc. 97,633 2,075,678
*BioMarin Pharmaceutical, Inc. 208,023 12,034,131
#*Bio-Rad Laboratories, Inc.,
Class A 40,235 9,734,858
Bio-Techne Corp. 146,283 8,006,069
*Bioventus, Inc., Class A 124,370 810,892
#*Black Diamond Therapeutics,
Inc. 68,533 182,298
*Boston Scientific Corp. 408,163 42,824,462
#*BrightSpring Health Services,
Inc. 139,648 2,883,731
Bristol-Myers Squibb Co. 1,370,493 59,356,052
*Brookdale Senior Living, Inc. 471,563 3,654,613
Bruker Corp. 55,677 2,139,667
#*Butterfly Network, Inc. 103,591 177,141
#*Cardiff Oncology, Inc. 7,385 17,502
Cardinal Health, Inc. 130,402 20,240,998
*CareDx, Inc. 127,118 1,561,645
#*Caribou Biosciences, Inc. 128,693 261,247
*Castle Biosciences, Inc. 63,819 966,858
*Catalyst Pharmaceuticals, Inc. 189,355 4,038,942
Cencora, Inc. 143,890 41,164,051
#*Centene Corp. 366,940 9,566,126
*Certara, Inc. 293,223 2,885,314
#*CG Oncology, Inc. 51,024 1,361,831
*Champions Oncology, Inc. 876 5,536
*Charles River Laboratories
International, Inc. 37,513 6,363,705
Chemed Corp. 26,493 10,923,064
Cigna Group (The) 128,741 34,422,769
#*Clover Health Investments
Corp. 179,971 520,116
#*Codexis, Inc. 29,747 79,722
*Collegium Pharmaceutical, Inc. 76,821 2,293,875
*Community Health Systems, Inc. 174,311 453,209
*Compass Therapeutics, Inc. 7,766 23,065
Shares Value
HEALTH CARE — (Continued)
Concentra Group Holdings
Parent, Inc. 145,483 $ 2,905,296
CONMED Corp. 53,444 2,733,661
*Cooper Cos., Inc. (The) 232,251 16,417,823
*Corcept Therapeutics, Inc. 161,891 10,874,219
*CorVel Corp. 81,155 7,190,333
#*Corvus Pharmaceuticals, Inc. 2,565 10,696
*Coya Therapeutics, Inc. 1,977 11,763
*Crinetics Pharmaceuticals, Inc. 6,264 179,088
*Cross Country Healthcare, Inc. 37,432 503,460
*Cullinan Therapeutics, Inc. 47,339 367,824
*Cumberland Pharmaceuticals,
Inc. 3,702 12,772
*CureVac NV 6,790 36,598
#*CVRx, Inc. 5,367 42,721
CVS Health Corp. 428,424 26,605,130
*Cytek Biosciences, Inc. 110,476 397,714
*CytomX Therapeutics, Inc. 33,798 74,018
Danaher Corp. 170,926 33,699,770
#*DaVita, Inc. 124,501 17,476,205
*Definitive Healthcare Corp. 26,699 104,126
*Denali Therapeutics, Inc. 211,632 2,926,871
DENTSPLY SIRONA, Inc. 47,830 684,447
*Dexcom, Inc. 69,939 5,648,973
*Disc Medicine, Inc. 36,263 2,167,077
#*DocGo, Inc. 15,693 21,343
*Doximity, Inc., Class A 121,742 7,152,343
#*Dynavax Technologies Corp. 304,108 3,339,106
*Edgewise Therapeutics, Inc. 180,257 2,570,465
*Edwards Lifesciences Corp. 311,391 24,696,420
*Elanco Animal Health, Inc. 841,406 11,510,434
*Electromed, Inc. 6,646 121,024
*Eledon Pharmaceuticals, Inc. 17,419 54,870
Elevance Health, Inc. 103,910 29,414,843
Eli Lilly & Co. 388,003 287,149,380
Embecta Corp. 69,030 701,345
#*Emergent BioSolutions, Inc. 133,908 787,379
Encompass Health Corp. 174,404 19,203,624
*Enhabit, Inc. 111,352 748,285
#*Enliven Therapeutics, Inc. 8,864 166,732
#*Enovis Corp. 23,038 617,418
Ensign Group, Inc. (The) 87,091 13,063,650
#*Envista Holdings Corp. 402,826 7,609,383
#*Erasca, Inc. 423,197 598,824
*Evolent Health, Inc., Class A 10,890 109,445
*Exact Sciences Corp. 260,089 12,211,179
*Exagen, Inc. 3,498 29,383
*Exelixis, Inc. 476,273 17,250,608
*EyePoint Pharmaceuticals, Inc. 7,335 72,030
*FONAR Corp. 10,241 159,862
*Forian, Inc. 10,306 20,612
*Fortrea Holdings, Inc. 30,020 172,315
*Fulcrum Therapeutics, Inc. 15,348 103,292
*Fulgent Genetics, Inc. 61,473 1,056,106
GE HealthCare Technologies, Inc. 413,897 29,519,134
*GeneDx Holdings Corp. 3,946 402,295
#*Genelux Corp. 3,647 12,363
Gilead Sciences, Inc. 785,947 88,253,989

76
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Glaukos Corp. 35,521 $ 3,058,003
*Globus Medical, Inc. 188,261 9,908,176
*GoodRx Holdings, Inc., Class A 46,307 221,811
#*GRAIL, Inc. 8,863 303,203
*Haemonetics Corp. 102,032 7,554,449
*Halozyme Therapeutics, Inc. 193,625 11,611,691
*Harmony Biosciences Holdings,
Inc. 142,119 4,999,746
#*Harrow, Inc. 19,767 627,800
#*Harvard Bioscience, Inc. 78,555 36,583
HCA Healthcare, Inc. 28,743 10,174,735
*HealthEquity, Inc. 137,356 13,323,532
HealthStream, Inc. 72,859 1,905,991
#*Henry Schein, Inc. 249,753 16,895,790
#*Hims & Hers Health, Inc. 218,702 14,473,698
*Hologic, Inc. 272,153 18,185,263
Humana, Inc. 87,482 21,859,127
*ICU Medical, Inc. 53,935 6,925,793
*IDEXX Laboratories, Inc. 53,348 28,504,370
*Illumina, Inc. 89,601 9,202,919
*ImmuCell Corp. 108 674
*Immuneering Corp., Class A 3,598 12,377
*Immunome, Inc. 1,576 16,580
#*Immunovant, Inc. 30,976 498,094
*Incyte Corp. 218,796 16,385,632
*InfuSystem Holdings, Inc. 6,529 36,562
#*Inmune Bio, Inc. 7,060 19,274
#*Innoviva, Inc. 153,847 2,795,400
*Inogen, Inc. 25,888 163,353
*Insmed, Inc. 44,250 4,747,140
#*Inspire Medical Systems, Inc. 13,263 1,651,774
#*Instil Bio, Inc. 2,986 71,664
*Insulet Corp. 56,740 16,363,816
*Integer Holdings Corp. 83,640 9,075,776
*Integra LifeSciences Holdings
Corp. 25,494 334,991
*Intuitive Surgical, Inc. 33,875 16,296,924
#*Iovance Biotherapeutics, Inc. 322,474 828,758
*IQVIA Holdings, Inc. 190,887 35,478,258
iRadimed Corp. 6,320 368,709
*Jazz Pharmaceuticals PLC 135,648 15,549,330
Johnson & Johnson 1,614,934 266,044,227
*Joint Corp. (The) 6,965 76,894
*Journey Medical Corp. 3,254 23,917
*KalVista Pharmaceuticals, Inc. 4,348 59,263
*Kewaunee Scientific Corp. 3,740 206,972
*Kiniksa Pharmaceuticals
International PLC 63,577 1,923,840
*Kodiak Sciences, Inc. 16,816 110,565
*KORU Medical Systems, Inc. 3,122 10,802
*Krystal Biotech, Inc. 53,735 8,268,204
*Kura Oncology, Inc. 66,131 400,093
*Kymera Therapeutics, Inc. 117,177 5,126,494
Labcorp Holdings, Inc. 107,031 27,836,623
*Lantern Pharma, Inc. 1,042 4,627
#*Lantheus Holdings, Inc. 115,347 8,211,553
#LeMaitre Vascular, Inc. 42,955 3,489,664
#*LENZ Therapeutics, Inc. 4,922 146,528
Shares Value
HEALTH CARE — (Continued)
*LifeStance Health Group, Inc. 599,933 $ 2,387,733
*Ligand Pharmaceuticals, Inc. 41,654 5,480,833
*Lisata Therapeutics, Inc. 1,946 4,826
*LivaNova PLC 102,285 4,315,404
*MacroGenics, Inc. 22,368 34,894
*MannKind Corp. 311,457 1,177,307
#*Masimo Corp. 51,600 7,935,564
McKesson Corp. 20,759 14,397,197
*MediciNova, Inc. 14,463 19,164
#*Medpace Holdings, Inc. 43,438 18,556,714
Medtronic PLC 448,836 40,502,961
#*MeiraGTx Holdings PLC 3,336 25,520
Merck & Co., Inc. 1,301,369 101,662,946
*Merit Medical Systems, Inc. 94,504 8,019,609
Mesa Laboratories, Inc. 11,259 861,088
*Mettler-Toledo International, Inc. 10,090 12,447,831
*MiMedx Group, Inc. 281,778 2,025,984
*Mineralys Therapeutics, Inc. 3,257 46,087
*Molina Healthcare, Inc. 83,610 13,199,511
*Monte Rosa Therapeutics, Inc. 6,250 30,938
*Natera, Inc. 43,347 5,793,760
National HealthCare Corp. 33,088 3,177,441
National Research Corp. 14,604 182,550
*Nautilus Biotechnology, Inc. 71,084 54,024
#*Neogen Corp. 35,854 166,721
*NeoGenomics, Inc. 53,281 257,880
*Neurocrine Biosciences, Inc. 134,823 17,288,353
*Nexgel, Inc. 857 1,945
*Niagen Bioscience, Inc. 11,016 103,000
*Novocure, Ltd. 2,090 24,181
*Nurix Therapeutics, Inc. 81,702 919,965
#*Nutex Health, Inc. 4,119 349,332
#*Nuvalent, Inc., Class A 12,944 1,014,162
#*Nuvation Bio, Inc. 430,831 1,016,761
*Olema Pharmaceuticals, Inc. 44,137 226,864
*OmniAb Operations, Inc.-
Earnout Shares 74,974 143,200
*Omnicell, Inc. 37,668 1,168,085
#*OPKO Health, Inc. 471,643 603,703
*OptimizeRx Corp. 4,166 52,575
*Option Care Health, Inc. 300,849 8,829,918
*Oramed Pharmaceuticals, Inc. 36,536 78,552
*OraSure Technologies, Inc. 50,618 160,965
*Orchestra BioMed Holdings, Inc. 195 597
#*Organogenesis Holdings, Inc. 106,372 491,439
Organon & Co. 338,260 3,281,122
*Orthofix Medical, Inc. 81,035 894,626
*OrthoPediatrics Corp. 60,932 1,262,511
*Owens & Minor, Inc. 28,553 197,872
*Pacira BioSciences, Inc. 114,482 2,414,425
*Palvella Therapeutics, Inc. 218 7,974
#*<PDL BioPharma, Inc. 147,592 76,748
*Pediatrix Medical Group, Inc. 194,446 2,381,964
*Pennant Group, Inc. (The) 67,773 1,502,527
*Penumbra, Inc. 25,339 6,392,270
*Performant Healthcare, Inc. 27,421 97,345
Perrigo Co. PLC 314,171 8,378,941
#*Personalis, Inc. 103,226 565,679

77
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
HEALTH CARE — (Continued)
Pfizer, Inc. 2,527,263 $ 58,859,955
*PharmaCyte Biotech, Inc. 4,204 4,288
Phibro Animal Health Corp.,
Class A 52,149 1,381,949
*Phreesia, Inc. 60,996 1,644,452
*Pliant Therapeutics, Inc. 30,147 44,015
#Premier, Inc., Class A 217,430 4,670,396
*Prestige Consumer Healthcare,
Inc. 118,191 8,740,224
*Privia Health Group, Inc. 246,248 4,806,761
#*Pro-Dex, Inc. 2,725 136,386
*Progyny, Inc. 96,251 2,262,861
*Protagonist Therapeutics, Inc. 26,345 1,418,942
#*Protalix BioTherapeutics, Inc. 6,327 9,237
*Prothena Corp. PLC 23,223 159,542
*PTC Therapeutics, Inc. 72,102 3,757,235
*Pulmatrix, Inc. 2,556 14,365
*Pulmonx Corp. 13,693 25,195
*Puma Biotechnology, Inc. 12,376 38,489
#Quest Diagnostics, Inc. 157,029 26,288,225
*QuidelOrtho Corp. 92,614 2,131,974
*RadNet, Inc. 119,978 6,566,396
*Rafael Holdings, Inc., Class B 16,227 27,424
*Rapid Micro Biosystems, Inc.,
Class A 5,089 16,946
Regeneron Pharmaceuticals, Inc. 32,726 17,850,724
*REGENXBIO, Inc. 1,200 10,212
#*Repligen Corp. 72,471 8,484,180
#*Replimune Group, Inc. 183,848 1,292,451
#ResMed, Inc. 107,812 29,318,395
#*Revolution Medicines, Inc. 236,049 8,797,546
#Revvity, Inc. 150,567 13,234,839
*Rezolute, Inc. 12,303 73,203
*Rigel Pharmaceuticals, Inc. 7,867 165,679
*Roivant Sciences, Ltd. 1,047,525 11,899,884
*Sanara Medtech, Inc. 102 2,465
#*Sarepta Therapeutics, Inc. 19,780 324,788
#*Schrodinger, Inc. 54,257 1,103,045
Select Medical Holdings Corp. 234,616 3,469,971
#*Semler Scientific, Inc. 8,320 298,272
#*Sensus Healthcare, Inc. 21,580 120,632
*Senti Biosciences, Inc. 307 522
*SI-BONE, Inc. 7,795 132,749
#SIGA Technologies, Inc. 161,587 1,068,090
Simulations Plus, Inc. 26,439 344,236
*Solventum Corp. 44,538 3,178,232
#*Sotera Health Co. 530,024 6,089,976
#*Spero Therapeutics, Inc. 4,874 11,308
#*STAAR Surgical Co. 5,610 100,503
STERIS PLC 100,526 22,768,134
#*Stoke Therapeutics, Inc. 128,224 1,647,678
Stryker Corp. 71,649 28,138,712
#*Summit Therapeutics, Inc. 50,595 1,334,190
*Supernus Pharmaceuticals, Inc. 136,551 4,792,940
#*Surgery Partners, Inc. 82,575 1,812,521
*Surmodics, Inc. 30,397 1,091,252
*Sutro Biopharma, Inc. 2,222 1,789
*Syndax Pharmaceuticals, Inc. 23,729 235,392
Shares Value
HEALTH CARE — (Continued)
*Tactile Systems Technology, Inc. 36,237 $ 361,645
*Talkspace, Inc. 369,915 898,893
*Teladoc Health, Inc. 281,576 2,030,163
Teleflex, Inc. 20,123 2,404,699
*Tenet Healthcare Corp. 163,750 26,409,600
*Terns Pharmaceuticals, Inc. 4,741 27,640
#*Theravance Biopharma, Inc. 120,132 1,340,673
Thermo Fisher Scientific, Inc. 112,484 52,606,517
*Tourmaline Bio, Inc. 1,426 31,557
#*TransMedics Group, Inc. 14,093 1,676,644
*Treace Medical Concepts, Inc. 3,969 21,314
*Trevi Therapeutics, Inc. 7,374 54,605
*TruBridge, Inc. 14,864 309,469
*Twist Bioscience Corp. 90,118 3,025,261
#*UFP Technologies, Inc. 14,399 3,259,790
*United Therapeutics Corp. 63,473 17,436,033
UnitedHealth Group, Inc. 343,544 85,734,841
Universal Health Services, Inc.,
Class B 82,906 13,799,704
US Physical Therapy, Inc. 24,878 1,819,826
Utah Medical Products, Inc. 4,658 258,985
*Vanda Pharmaceuticals, Inc. 124,880 531,989
*Varex Imaging Corp. 14,203 103,398
*Veeva Systems, Inc., Class A 67,615 19,216,183
*Ventyx Biosciences, Inc. 7,347 20,572
*Veracyte, Inc. 191,145 4,493,819
*Vericel Corp. 46,671 1,630,685
*Vertex Pharmaceuticals, Inc. 38,543 17,609,140
Viatris, Inc. 1,437,370 12,562,614
*Vir Biotechnology, Inc. 201,889 1,023,577
*Viridian Therapeutics, Inc. 110,567 1,937,134
#*Vivos Therapeutics, Inc. 4,871 21,091
#*Vor BioPharma, Inc. 16,544 34,246
*Waters Corp. 65,312 18,859,493
#West Pharmaceutical Services,
Inc. 39,028 9,337,839
*Xencor, Inc. 116,874 972,392
*XOMA Royalty Corp. 2,975 74,018
*Y-mAbs Therapeutics, Inc. 26,449 118,227
Zimmer Biomet Holdings, Inc. 244,190 22,380,014
*Zimvie, Inc. 16,703 313,849
Zoetis, Inc. 250,312 36,492,987
*Zymeworks, Inc. 129,397 1,625,226
*Zynex, Inc. 1 2
TOTAL HEALTH CARE 3,074,401,401
INDUSTRIALS — (13.0%)
#*3D Systems Corp. 81,853 133,420
3M Co. 293,663 43,820,393
A.O. Smith Corp. 209,924 14,860,520
#AAON, Inc. 158,071 13,198,928
*AAR Corp. 69,210 5,170,679
ABM Industries, Inc. 129,720 5,983,984
ACCO Brands Corp. 191,826 719,348
Acme United Corp. 1,722 69,190
Acuity, Inc. 46,643 14,522,298
*ACV Auctions, Inc., Class A 190,567 2,707,957
#Advanced Drainage Systems,
Inc. 112,599 12,920,735

78
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
#*Aebi Schmidt Holding AG 28,906 $ 297,732
AECOM 231,892 26,143,504
#*AeroVironment, Inc. 35,298 9,447,157
*AerSale Corp. 20,732 125,221
#AGCO Corp. 142,968 16,865,935
#*Air Industries Group 2,238 7,743
Air Lease Corp. 224,868 12,457,687
*Air T, Inc. 300 6,780
Alamo Group, Inc. 23,899 5,319,439
*Alaska Air Group, Inc. 232,938 12,336,396
Albany International Corp. 62,867 3,406,763
Alight, Inc., Class A 504,520 2,704,227
#*Allegiant Travel Co. 43,792 2,261,419
Allegion PLC 143,583 23,823,291
Allient, Inc. 22,291 898,550
Allison Transmission Holdings,
Inc. 171,082 15,409,356
*Alpha Pro Tech, Ltd. 8,812 42,826
*Amentum Holdings, Inc. 153,042 3,821,459
*Ameresco, Inc., Class A 30,393 514,250
#*American Airlines Group, Inc. 739,974 8,502,301
*American Superconductor Corp. 34,597 1,966,839
*American Woodmark Corp. 27,993 1,472,712
AMETEK, Inc. 147,677 27,298,093
#*API Group Corp. 510,810 18,424,917
Apogee Enterprises, Inc. 39,296 1,650,039
Applied Industrial Technologies,
Inc. 58,179 15,795,598
ArcBest Corp. 30,118 2,202,529
#*Archer Aviation, Inc., Class A 66,393 665,922
Arcosa, Inc. 93,807 8,056,145
Argan, Inc. 27,828 6,817,303
Armstrong World Industries, Inc. 94,091 17,705,103
*Art's-Way Manufacturing Co.,
Inc. 4,761 14,616
Astec Industries, Inc. 49,983 1,982,326
#*Astronics Corp. 61,086 2,206,426
*Astronics Corp., Class B 13,053 471,866
*Asure Software, Inc. 21,249 206,115
*ATI, Inc. 257,014 19,774,657
Atkore, Inc. 51,532 3,968,995
Atmus Filtration Technologies,
Inc. 132,887 5,170,633
Automatic Data Processing, Inc. 220,399 68,213,490
*Axon Enterprise, Inc. 19,299 14,580,202
#AZZ, Inc. 52,691 5,769,665
Barrett Business Services, Inc. 42,370 1,947,749
*BGSF, Inc. 17,156 105,166
#*BlackSky Technology, Inc. 68,400 1,316,016
*Blade Air Mobility, Inc. 164,668 657,025
*Bloom Energy Corp., Class A 119,613 4,472,330
#*Blue Bird Corp. 71,144 3,186,540
*BlueLinx Holdings, Inc. 17,278 1,265,959
*Boeing Co. (The) 120,651 26,765,218
Boise Cascade Co. 67,658 5,670,417
Booz Allen Hamilton Holding
Corp. 147,364 15,816,578
*Bowman Consulting Group, Ltd. 10,287 356,753
Brady Corp., Class A 71,207 5,025,078
Shares Value
INDUSTRIALS — (Continued)
*BrightView Holdings, Inc. 208,367 $ 3,323,454
Brink's Co. (The) 70,775 6,181,488
Broadridge Financial Solutions,
Inc. 82,692 20,467,097
#*Builders FirstSource, Inc. 187,324 23,814,500
BWX Technologies, Inc. 146,092 22,195,758
#*Byrna Technologies, Inc. 8,693 193,072
#*CACI International, Inc., Class
A 41,774 19,239,851
*Cadeler A/S, ADR 52,382 1,097,927
#Cadre Holdings, Inc. 80,831 2,673,081
#Carlisle Cos., Inc. 73,608 26,109,494
Carrier Global Corp. 495,422 33,995,858
*Casella Waste Systems, Inc. 87,785 9,544,863
Caterpillar, Inc. 270,773 118,603,989
*CBIZ, Inc. 2,051 125,357
#*CECO Environmental Corp. 64,350 2,892,532
*Centuri Holdings, Inc. 2,324 50,663
CH Robinson Worldwide, Inc. 195,839 22,584,153
#*Chart Industries, Inc. 90,362 17,966,676
*Cimpress PLC 27,371 1,513,890
Cintas Corp. 174,609 38,859,233
#Civeo Corp. 21,659 541,258
#*Clarivate PLC 690,959 2,660,192
*Clean Harbors, Inc. 90,854 21,424,282
CNH Industrial NV 2,362,076 30,612,505
Columbus McKinnon Corp. 57,243 838,610
Comfort Systems USA, Inc. 60,035 42,222,616
CompX International, Inc. 893 20,807
#Concentrix Corp. 101,808 5,290,962
Concrete Pumping Holdings, Inc. 39,216 267,845
*Conduent, Inc. 466,160 1,239,986
#*Construction Partners, Inc.,
Class A 49,521 4,994,193
Copa Holdings SA, Class A 57,600 6,374,016
*Copart, Inc. 519,067 23,529,307
*Core & Main, Inc., Class A 327,744 20,857,628
*Costamare Bulkers Holdings,
Ltd. 54,339 489,051
Costamare, Inc. 271,699 2,741,443
Covenant Logistics Group, Inc. 48,107 1,161,784
*CPI Aerostructures, Inc. 3,433 11,741
CRA International, Inc. 13,287 2,347,281
Crane Co. 76,026 14,883,610
CSG Systems International, Inc. 61,007 3,810,497
#CSW Industrials, Inc. 26,843 6,965,222
CSX Corp. 2,218,256 78,836,818
Cummins, Inc. 124,112 45,626,053
Curtiss-Wright Corp. 37,307 18,288,638
#*Custom Truck One Source, Inc. 67,323 416,729
#*Dayforce, Inc. 219,493 12,658,161
Deere & Co. 148,124 77,671,782
Delta Air Lines, Inc. 1,001,775 53,304,448
Deluxe Corp. 72,574 1,168,441
*Distribution Solutions Group, Inc. 44,788 1,342,296
*DNOW, Inc. 251,787 3,917,806
Donaldson Co., Inc. 223,346 16,074,212
Douglas Dynamics, Inc. 48,587 1,389,588

79
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Dover Corp. 86,575 $ 15,682,196
*Driven Brands Holdings, Inc. 242,823 4,103,709
*Ducommun, Inc. 30,574 2,781,623
Dun & Bradstreet Holdings, Inc. 881,965 8,025,882
*DXP Enterprises, Inc. 32,478 3,678,458
*Dycom Industries, Inc. 54,626 14,684,015
Eastern Co. (The) 12,403 285,889
Eaton Corp. PLC 81,469 31,342,754
EMCOR Group, Inc. 58,232 36,539,998
Emerson Electric Co. 252,381 36,723,959
*Energy Recovery, Inc. 82,770 1,113,257
#Enerpac Tool Group Corp. 108,695 4,185,844
EnerSys 72,798 6,724,351
Ennis, Inc. 55,262 983,664
Enpro, Inc. 40,071 8,511,481
*Enviri Corp. 151,897 1,367,073
Equifax, Inc. 83,444 20,045,752
Esab Corp. 96,661 12,969,006
ESCO Technologies, Inc. 41,254 7,990,900
Espey Mfg. & Electronics Corp. 3,249 142,956
*Everus Construction Group, Inc. 107,631 7,992,678
EVI Industries, Inc. 2,916 64,998
*ExlService Holdings, Inc. 230,011 9,989,378
#Expeditors International of
Washington, Inc. 232,118 26,981,396
Exponent, Inc. 65,659 4,527,845
Fastenal Co. 811,916 37,453,685
Federal Signal Corp. 97,388 12,326,399
FedEx Corp. 259,228 57,934,866
Ferguson Enterprises, Inc. 255,080 56,967,016
#*First Advantage Corp. 195,829 3,385,883
Flowserve Corp. 226,699 12,704,212
*Fluor Corp. 345,581 19,618,633
#Fortive Corp. 354,444 16,988,501
#Fortune Brands Innovations, Inc. 216,026 11,782,058
*Forward Air Corp. 4,693 142,620
*Franklin Covey Co. 15,593 307,338
Franklin Electric Co., Inc. 73,025 6,860,699
*FreightCar America, Inc. 11,678 118,648
#*Frontier Group Holdings, Inc. 135,834 594,953
FTAI Aviation, Ltd. 80,371 11,059,853
#FTAI Infrastructure, Inc. 214,979 1,347,918
*FTI Consulting, Inc. 64,508 10,730,906
*Fuel Tech, Inc. 3,629 9,617
*Gates Industrial Corp. PLC 533,186 13,223,013
GATX Corp. 68,513 10,461,250
GE Vernova, Inc. 40,855 26,976,148
Genco Shipping & Trading, Ltd. 81,064 1,291,350
*Gencor Industries, Inc. 27,346 398,705
#*Generac Holdings, Inc. 90,492 17,617,887
General Dynamics Corp. 91,137 28,399,201
General Electric Co. 197,139 53,440,440
Genpact, Ltd. 282,325 12,436,416
*Gibraltar Industries, Inc. 65,038 4,294,459
Global Industrial Co. 25,862 880,860
*GMS, Inc. 83,018 9,102,094
Gorman-Rupp Co. (The) 50,918 2,095,785
Graco, Inc. 217,341 18,252,297
Shares Value
INDUSTRIALS — (Continued)
*GrafTech International, Ltd. 209,685 $ 291,462
*Graham Corp. 18,048 1,031,443
#Granite Construction, Inc. 77,196 7,292,706
*Great Lakes Dredge & Dock
Corp. 150,427 1,666,731
Greenbrier Cos., Inc. (The) 67,198 3,057,509
Griffon Corp. 73,948 6,009,754
*GXO Logistics, Inc. 215,322 10,703,657
*Hayward Holdings, Inc. 448,294 6,894,762
*Healthcare Services Group, Inc. 168,722 2,195,073
#Heartland Express, Inc. 37,813 295,698
HEICO Corp. 27,694 9,050,399
HEICO Corp., Class A 42,835 11,055,285
Heidrick & Struggles International,
Inc. 49,867 2,220,578
Helios Technologies, Inc. 55,914 2,051,485
#Herc Holdings, Inc. 63,926 7,467,196
#Hexcel Corp. 128,454 7,695,679
Hillenbrand, Inc. 88,393 1,830,619
*Hillman Solutions Corp. 435,525 3,436,292
HNI Corp. 95,736 4,924,660
Honeywell International, Inc. 325,147 72,296,435
Howmet Aerospace, Inc. 205,999 37,032,440
Hub Group, Inc., Class A 127,637 4,469,848
#Hubbell, Inc. 84,705 37,056,743
*Hudson Technologies, Inc. 1,859 17,456
Huntington Ingalls Industries, Inc. 68,955 19,228,791
*Hurco Cos., Inc. 10,833 208,210
*Huron Consulting Group, Inc. 34,413 4,545,269
#*Hyliion Holdings Corp. 18,198 27,297
Hyster-Yale, Inc. 20,410 857,424
*IBEX Holdings, Ltd. 20,197 597,225
ICF International, Inc. 26,002 2,181,308
*Ideal Power, Inc. 1,450 6,960
IDEX Corp. 98,066 16,034,772
#*IES Holdings, Inc. 38,057 13,436,785
Illinois Tool Works, Inc. 164,687 42,154,931
Ingersoll Rand, Inc. 233,482 19,759,582
#*Innodata, Inc. 29,464 1,617,574
#*INNOVATE Corp. 3,361 19,023
*Innovative Solutions and
Support, Inc. 25,690 399,223
Insperity, Inc. 44,317 2,640,407
Insteel Industries, Inc. 44,244 1,597,208
Interface, Inc. 126,538 2,609,214
ITT, Inc. 103,083 17,519,987
Jacobs Solutions, Inc. 151,422 21,482,239
*Janus International Group, Inc. 114,796 983,802
JB Hunt Transport Services, Inc. 168,422 24,261,189
JBT Marel Corp. 27,341 3,767,590
#*JetBlue Airways Corp. 886,960 3,938,102
Johnson Controls International
PLC 500,474 52,549,770
#Kadant, Inc. 18,593 6,187,193
Karat Packaging, Inc. 3,352 91,275
KBR, Inc. 240,440 11,238,166
Kelly Services, Inc., Class A 38,366 469,983
Kennametal, Inc. 184,509 4,568,443

80
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Kforce, Inc. 26,933 $ 938,615
*Kirby Corp. 113,824 10,848,565
Knight-Swift Transportation
Holdings, Inc. 326,131 13,860,568
Korn Ferry 99,531 7,053,762
*Kratos Defense & Security
Solutions, Inc. 267,898 15,725,613
*L.B. Foster Co., Class A 23,013 540,806
L3Harris Technologies, Inc. 130,478 35,857,964
Landstar System, Inc. 58,223 7,765,202
*Legalzoom.com, Inc. 215,891 1,940,860
Leidos Holdings, Inc. 225,829 36,053,600
Lennox International, Inc. 38,180 23,251,620
Leonardo DRS, Inc. 245,288 10,203,981
*Limbach Holdings, Inc. 22,622 3,099,214
Lincoln Electric Holdings, Inc. 94,357 22,975,929
Lindsay Corp. 20,654 2,819,478
*Liquidity Services, Inc. 63,182 1,508,786
*Loar Holdings, Inc. 41,716 3,083,230
Lockheed Martin Corp. 124,770 52,525,675
LSI Industries, Inc. 63,078 1,154,327
Luxfer Holdings PLC 6,049 72,709
*Lyft, Inc., Class A 251,644 3,538,115
*Manitowoc Co., Inc. (The) 57,599 734,387
ManpowerGroup, Inc. 88,635 3,656,194
Marten Transport, Ltd. 145,328 1,767,188
Masco Corp. 165,372 11,266,794
*MasTec, Inc. 103,348 19,554,475
*Mastech Digital, Inc. 6,179 44,612
*Masterbrand, Inc. 251,138 2,770,052
*Matrix Service Co. 64,744 989,288
Matson, Inc. 67,301 7,186,401
Maximus, Inc. 108,128 7,986,334
*Mayville Engineering Co., Inc. 29,882 501,121
McGrath RentCorp 45,361 5,660,599
*Mercury Systems, Inc. 126,150 6,634,229
*Middleby Corp. (The) 100,348 14,570,530
Miller Industries, Inc. 21,623 881,137
MillerKnoll, Inc. 137,682 2,613,204
*Mistras Group, Inc. 62,893 499,370
#*Mobile Infrastructure Corp. 626 2,304
Moog, Inc., Class A 44,839 8,679,934
*MRC Global, Inc. 204,845 3,007,125
MSA Safety, Inc. 70,162 12,479,715
MSC Industrial Direct Co., Inc. 96,117 8,325,655
Mueller Industries, Inc. 212,394 18,132,076
Mueller Water Products, Inc.,
Class A 250,538 6,203,321
*MYR Group, Inc. 24,822 4,803,057
National Presto Industries, Inc. 15,311 1,476,746
#*Net Power, Inc. 16,533 47,615
*NEXTracker, Inc., Class A 261,689 15,246,001
NL Industries, Inc. 59,283 365,776
*NN, Inc. 22,813 44,485
Nordson Corp. 71,266 15,265,890
Norfolk Southern Corp. 178,944 49,746,432
Northrop Grumman Corp. 90,153 51,983,121
*NPK International, Inc. 195,504 1,763,446
Shares Value
INDUSTRIALS — (Continued)
*NuScale Power Corp. 846 $ 42,478
*NV5 Global, Inc. 107,688 2,417,596
nVent Electric PLC 179,872 14,105,562
*NWPX Infrastructure, Inc. 22,171 926,304
Old Dominion Freight Line, Inc. 218,847 32,662,915
Omega Flex, Inc. 5,589 178,289
*OPENLANE, Inc. 308,669 7,605,604
*Optex Systems Holdings, Inc. 2,138 25,271
*Orion Group Holdings, Inc. 54,524 404,023
Oshkosh Corp. 123,401 15,613,929
Otis Worldwide Corp. 187,287 16,048,623
Owens Corning 149,958 20,908,644
PACCAR, Inc. 405,084 40,006,096
#*Palladyne AI Corp. 4,936 40,376
*PAMT Corp. 42,185 477,956
Pangaea Logistics Solutions, Ltd. 32,178 156,707
Park Aerospace Corp. 37,931 683,517
Parker-Hannifin Corp. 59,939 43,869,354
Park-Ohio Holdings Corp. 17,667 289,739
*Parsons Corp. 174,061 12,915,326
Paychex, Inc. 266,072 38,402,172
#Paycom Software, Inc. 92,458 21,407,725
*Paylocity Holding Corp. 54,396 10,056,732
Pentair PLC 214,720 21,944,384
#*Perma-Fix Environmental
Services, Inc. 1,447 16,669
*Perma-Pipe International
Holdings, Inc. 11,837 262,308
Pioneer Power Solutions, Inc. 2,578 8,043
Pitney Bowes, Inc. 173,912 1,975,640
*Planet Labs PBC 611,445 3,821,531
#*Plug Power, Inc. 51,680 77,520
#Powell Industries, Inc. 23,158 5,490,762
*Power Solutions International,
Inc. 497 46,594
#Preformed Line Products Co. 10,878 1,678,802
Primoris Services Corp. 111,161 10,468,031
*Proto Labs, Inc. 54,359 2,343,960
Quad/Graphics, Inc. 71,799 382,689
Quanex Building Products Corp. 43,950 856,146
#Quanta Services, Inc. 76,098 30,905,681
*Radiant Logistics, Inc. 103,236 610,125
*RBC Bearings, Inc. 34,005 13,171,497
*RCM Technologies, Inc. 14,148 341,108
#Regal Rexnord Corp. 81,493 12,458,650
Republic Services, Inc. 79,637 18,368,274
*Resideo Technologies, Inc. 303,612 8,288,608
REV Group, Inc. 104,417 5,173,862
Robert Half, Inc. 78,854 2,910,501
#*Rocket Lab Corp. 128,815 5,915,185
Rockwell Automation, Inc. 97,994 34,465,470
Rollins, Inc. 314,669 18,021,094
RTX Corp. 535,437 84,368,808
#Rush Enterprises, Inc., Class A 144,972 7,848,784
Rush Enterprises, Inc., Class B 3,194 173,466
*RXO, Inc. 151,546 2,341,386
Ryder System, Inc. 79,249 14,083,340
*Saia, Inc. 29,817 9,011,890

81
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
#Schneider National, Inc., Class B 182,154 $ 4,453,665
Science Applications International
Corp. 89,853 10,016,812
Sensata Technologies Holding
PLC 48,167 1,481,617
#*Shoals Technologies Group,
Inc., Class A 34,936 188,305
*SIFCO Industries, Inc. 436 2,119
Simpson Manufacturing Co., Inc. 66,264 11,889,750
#*SiteOne Landscape Supply,
Inc. 71,576 9,865,320
*Skillsoft Corp. 1,461 20,834
*SkyWest, Inc. 77,574 8,995,481
Snap-on, Inc. 68,274 21,928,926
*Southland Holdings, Inc. 2,660 11,438
#Southwest Airlines Co. 706,059 21,838,405
*Spirit AeroSystems Holdings,
Inc., Class A 10,918 430,169
*SPX Technologies, Inc. 74,117 13,518,200
SS&C Technologies Holdings,
Inc. 280,960 24,016,461
Standex International Corp. 24,449 4,027,728
Stanley Black & Decker, Inc. 152,808 10,337,461
Steelcase, Inc., Class A 186,985 1,931,555
#*Sterling Infrastructure, Inc. 58,369 15,618,961
*Sun Country Airlines Holdings,
Inc. 115,205 1,335,226
#*Sunrun, Inc. 73,922 758,440
*TaskUS, Inc., Class A 46,620 796,270
*Taylor Devices, Inc. 1,823 82,217
*Team, Inc. 405 6,654
*TechPrecision Corp. 1,539 6,618
#Tecnoglass, Inc. 90,068 7,028,006
Tennant Co. 35,782 2,953,446
Terex Corp. 109,115 5,549,589
Tetra Tech, Inc. 397,112 14,589,895
Textron, Inc. 242,283 18,842,349
*Thermon Group Holdings, Inc. 80,423 2,274,362
Timken Co. (The) 133,352 10,146,754
*Titan International, Inc. 74,614 631,234
*Titan Machinery, Inc. 46,355 895,579
Toro Co. (The) 168,590 12,517,808
Trane Technologies PLC 91,434 40,055,407
*Transcat, Inc. 8,780 671,055
TransDigm Group, Inc. 8,971 14,429,495
TransUnion 248,986 23,700,977
#*Trex Co., Inc. 184,280 11,838,147
TriNet Group, Inc. 59,410 4,028,592
Trinity Industries, Inc. 184,655 4,302,462
*TrueBlue, Inc. 75,186 542,843
#*TTEC Holdings, Inc. 49,538 246,699
*Tutor Perini Corp. 125,425 6,039,214
Twin Disc, Inc. 15,629 135,191
*Uber Technologies, Inc. 333,707 29,282,789
UFP Industries, Inc. 120,455 11,804,590
U-Haul Holding Co. 225,608 11,731,616
*U-Haul Holding Co. 22,702 1,313,538
UL Solutions, Inc., Class A 31,841 2,328,214
*Ultralife Corp. 29,078 231,752
Shares Value
INDUSTRIALS — (Continued)
UniFirst Corp. 28,767 $ 4,920,020
Union Pacific Corp. 344,646 76,501,073
*United Airlines Holdings, Inc. 529,914 46,796,705
United Parcel Service, Inc., Class
B 371,656 32,021,881
#United Rentals, Inc. 83,603 73,816,433
#Universal Logistics Holdings,
Inc. 18,892 452,086
*Upwork, Inc. 261,429 3,126,691
*V2X, Inc. 65,705 3,113,103
Valmont Industries, Inc. 38,027 13,839,927
Veralto Corp. 170,748 17,899,513
Verisk Analytics, Inc. 107,382 29,928,437
*Verra Mobility Corp. 308,571 7,794,503
Vertiv Holdings Co., Class A 269,028 39,170,477
Vestis Corp. 167,743 1,016,523
*Vicor Corp. 53,520 2,378,429
#Virco Mfg. Corp. 18,703 144,761
*VirTra, Inc. 2,689 19,065
#VSE Corp. 39,920 6,249,077
Wabash National Corp. 98,497 981,030
Waste Management, Inc. 226,577 51,922,385
#Watsco, Inc. 31,555 14,227,518
Watsco, Inc., Class B 1,750 790,134
Watts Water Technologies, Inc.,
Class A 43,381 11,379,704
Werner Enterprises, Inc. 127,870 3,544,556
WESCO International, Inc. 94,513 19,560,410
Westinghouse Air Brake
Technologies Corp. 108,619 20,860,279
*Wilhelmina International, Inc. 2,644 8,170
*Willdan Group, Inc. 23,001 1,961,985
Willis Lease Finance Corp. 17,096 2,420,452
#WillScot Holdings Corp. 239,312 7,023,807
Woodward, Inc. 77,897 20,025,761
Worthington Enterprises, Inc. 79,741 4,941,550
WW Grainger, Inc. 36,559 38,004,543
#*Xometry, Inc., Class A 71,663 2,317,581
#*XPO, Inc. 199,684 24,019,988
Xylem, Inc. 140,089 20,259,671
Zurn Elkay Water Solutions Corp. 286,149 12,662,093
TOTAL INDUSTRIALS 4,821,130,411
INFORMATION TECHNOLOGY — (24.9%)
*8x8, Inc. 84,433 163,800
A10 Networks, Inc. 150,077 2,764,418
Accenture PLC, Class A 310,755 83,002,661
*ACCESS Newswire, Inc. 1,000 11,850
*ACI Worldwide, Inc. 167,574 7,131,949
Adeia, Inc. 267,070 3,458,557
*Adobe, Inc. 198,397 70,964,623
*ADTRAN Holdings, Inc. 111,929 1,039,820
Advanced Energy Industries, Inc. 60,214 8,364,929
*Advanced Micro Devices, Inc. 350,163 61,737,239
*Aeva Technologies, Inc. 23,615 440,184
*Agilysys, Inc. 13,087 1,492,965
*Airgain, Inc. 5,413 24,142
*Akamai Technologies, Inc. 213,698 16,307,294
*Alarm.com Holdings, Inc. 76,138 4,159,419

82
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Alithya Group, Inc., Class A 12,595 $ 21,789
#*Alkami Technology, Inc. 39,532 881,168
#*Allegro MicroSystems, Inc. 244,382 7,676,039
*Alpha & Omega Semiconductor,
Ltd. 34,264 872,704
*Ambarella, Inc. 43,876 2,899,765
Amdocs, Ltd. 189,380 16,165,477
Amkor Technology, Inc. 417,141 9,410,701
Amphenol Corp., Class A 383,905 40,889,722
*Amplitude, Inc., Class A 76,001 929,492
*Amtech Systems, Inc. 21,725 102,216
Analog Devices, Inc. 111,116 24,959,987
*Appfolio, Inc., Class A 29,994 8,019,796
Apple, Inc. 7,221,683 1,499,004,740
Applied Materials, Inc. 256,679 46,217,621
#*Applied Optoelectronics, Inc. 83,105 1,900,611
*AppLovin Corp., Class A 215,474 84,185,692
*Arista Networks, Inc. 163,632 20,162,735
*Arrow Electronics, Inc. 99,540 11,546,640
*ASGN, Inc. 52,939 2,654,361
*Astera Labs, Inc. 14,115 1,929,944
*AstroNova, Inc. 8,102 91,553
*Astrotech Corp. 6 33
*Atlassian Corp., Class A 15,837 3,037,220
#*Aurora Innovation, Inc. 1,262,982 7,337,925
*Autodesk, Inc. 104,845 31,779,568
*AvePoint, Inc. 120,759 2,304,082
*Aviat Networks, Inc. 5,981 129,190
Avnet, Inc. 178,567 9,453,337
*Axcelis Technologies, Inc. 32,134 2,175,150
*Backblaze, Inc., Class A 5,511 27,500
Badger Meter, Inc. 29,869 5,638,072
Bel Fuse, Inc., Class A 1,014 116,133
Bel Fuse, Inc., Class B 23,715 3,083,899
Belden, Inc. 63,095 7,801,697
Benchmark Electronics, Inc. 72,807 2,803,070
#Bentley Systems, Inc., Class B 154,991 8,986,378
#*BILL Holdings, Inc. 152,017 6,513,928
#*BK Technologies Corp. 2,715 105,451
*Blackbaud, Inc. 83,173 5,607,524
*BlackLine, Inc. 46,453 2,498,242
*Box, Inc., Class A 171,530 5,506,113
Broadcom, Inc. 926,964 272,249,327
#*C3.ai, Inc., Class A 147,278 3,469,870
*Cadence Design Systems, Inc. 48,330 17,619,668
*Calix, Inc. 96,099 5,447,852
#*CCC Intelligent Solutions
Holdings, Inc. 1,112,220 10,755,167
CDW Corp. 152,531 26,598,356
#*Cerence, Inc. 90,194 775,668
*CEVA, Inc. 50,330 1,075,552
*Ciena Corp. 153,564 14,256,882
#*Cipher Mining, Inc. 566,696 3,094,160
*Cirrus Logic, Inc. 98,337 9,903,519
Cisco Systems, Inc. 2,299,038 156,518,507
#Clear Secure, Inc., Class A 156,682 4,608,018
*Clearfield, Inc. 26,173 1,146,639
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Clearwater Analytics Holdings,
Inc., Class A 6,502 $ 131,731
Climb Global Solutions, Inc. 10,463 1,234,634
*Cloudflare, Inc., Class A 28,654 5,950,863
*Coda Octopus Group, Inc. 2,126 15,839
Cognex Corp. 114,424 4,665,066
Cognizant Technology Solutions
Corp., Class A 438,446 31,462,885
*Coherent Corp. 201,947 21,729,497
*Cohu, Inc. 94,282 1,683,877
*CommScope Holding Co., Inc. 222,144 1,821,581
*Commvault Systems, Inc. 32,027 6,083,529
*Comtech Telecommunications
Corp. 5,064 10,989
*Confluent, Inc., Class A 21,734 385,235
*Consensus Cloud Solutions, Inc. 14,451 291,621
*Core Scientific, Inc. 188,331 2,550,002
#*CoreCard Corp. 1,569 45,423
Corning, Inc. 657,592 41,586,118
*Corsair Gaming, Inc. 115,115 1,042,942
*CPI Card Group, Inc. 1,164 22,593
#Crane NXT Co. 92,150 5,468,181
*Credo Technology Group
Holding, Ltd. 107,008 11,936,742
*Crexendo, Inc. 19,296 107,479
*Crowdstrike Holdings, Inc., Class
A 14,657 6,662,632
*CS Disco, Inc. 33,854 134,400
CSP, Inc. 12,755 130,866
CTS Corp. 56,315 2,206,985
*CVD Equipment Corp. 2,668 10,298
#*Daily Journal Corp. 2,907 1,161,579
*Daktronics, Inc. 92,632 1,502,491
*Data I/O Corp. 1,148 3,720
*Data Storage Corp. 12 57
*Datadog, Inc., Class A 60,563 8,477,609
Dell Technologies, Inc., Class C 55,564 7,372,787
*Diebold Nixdorf, Inc. 75,700 4,261,153
*Digi International, Inc. 76,040 2,479,664
*Digital Turbine, Inc. 199,788 1,088,845
*DigitalOcean Holdings, Inc. 111,371 3,102,796
*Diodes, Inc. 61,366 3,029,639
*Docusign, Inc. 134,564 10,178,421
Dolby Laboratories, Inc., Class A 100,382 7,562,780
*Dropbox, Inc., Class A 216,444 5,880,783
*DXC Technology Co. 386,794 5,264,266
*Dynatrace, Inc. 308,219 16,215,402
#*Eastman Kodak Co. 159,020 1,065,434
*eGain Corp. 46,629 288,167
*Elastic NV 37,210 3,114,477
#*Electro-Sensors, Inc. 533 2,364
*Enphase Energy, Inc. 59,021 1,909,920
#Entegris, Inc. 97,627 7,659,814
*EPAM Systems, Inc. 83,847 13,223,510
*ePlus, Inc. 51,811 3,356,317
#*EverCommerce, Inc. 928 9,957
*Everspin Technologies, Inc. 35,663 216,118
*Evolv Technologies Holdings,
Inc. 34,264 224,601

83
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Exodus Movement, Inc., Class
A 244 $ 7,525
*Expensify, Inc., Class A 6,790 13,784
*Extreme Networks, Inc. 29,741 525,226
*F5, Inc. 76,473 23,968,168
*Fabrinet 47,094 15,245,741
*Fair Isaac Corp. 11,750 16,881,460
*Fastly, Inc., Class A 252,567 1,714,930
#*First Solar, Inc. 151,766 26,518,073
*Flex, Ltd. 513,296 25,598,072
*FormFactor, Inc. 101,082 2,871,740
*Fortinet, Inc. 320,218 31,989,778
*Franklin Wireless Corp. 656 2,552
#Frequency Electronics, Inc. 11,224 298,558
*Freshworks, Inc., Class A 383,681 4,984,016
*Gartner, Inc. 58,306 19,745,327
#Gen Digital, Inc. 1,091,470 32,187,450
#*GlobalFoundries, Inc. 147,590 5,518,390
#*Globant SA 43,158 3,636,493
*GoDaddy, Inc., Class A 127,615 20,620,032
*Grid Dynamics Holdings, Inc. 175,972 1,669,974
*GSI Technology, Inc. 8,177 35,570
*Guidewire Software, Inc. 42,624 9,642,401
Hackett Group, Inc. (The) 54,117 1,265,797
*Harmonic, Inc. 213,412 1,816,136
Hewlett Packard Enterprise Co. 1,919,790 39,720,455
HP, Inc. 472,616 11,720,877
*HubSpot, Inc. 9,506 4,939,793
#*I3 Verticals, Inc., Class A 43,937 1,229,357
*Ichor Holdings, Ltd. 48,897 967,672
*Identiv, Inc. 5,474 19,871
*Informatica, Inc., Class A 162,667 4,017,875
Information Services Group, Inc. 104,320 449,619
#*Inseego Corp. 2,560 16,947
#*Insight Enterprises, Inc. 52,239 6,194,501
*Intapp, Inc. 28,089 1,124,964
Intel Corp. 875,581 17,336,504
*Intellicheck, Inc. 5,451 26,982
*Intellinetics, Inc. 621 7,483
#InterDigital, Inc. 62,962 16,256,788
#*Interlink Electronics, Inc. 1,794 11,715
International Business Machines
Corp. 570,055 144,309,423
Intuit, Inc. 53,367 41,900,033
#*IonQ, Inc. 65,332 2,604,787
*IPG Photonics Corp. 44,874 3,360,614
*Itron, Inc. 80,329 10,004,174
Jabil, Inc. 182,673 40,767,133
*Jamf Holding Corp. 148,499 1,179,082
*JFrog, Ltd. 114,763 4,981,862
*Key Tronic Corp. 10,748 31,599
*Keysight Technologies, Inc. 110,154 18,055,342
*Kimball Electronics, Inc. 24,918 467,462
KLA Corp. 77,007 67,691,463
*Klaviyo, Inc., Class A 33,151 1,030,996
*Knowles Corp. 223,004 4,529,211
Kulicke & Soffa Industries, Inc. 84,261 2,760,390
*KVH Industries, Inc. 37,382 197,751
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Kyndryl Holdings, Inc. 476,145 $ 17,983,997
Lam Research Corp. 617,184 58,533,731
#*Lattice Semiconductor Corp. 92,862 4,627,313
*LGL Group, Inc. (The) 874 6,359
#*Life360, Inc. 34,821 2,666,940
Littelfuse, Inc. 46,605 11,992,865
*LiveRamp Holdings, Inc. 153,751 5,046,108
#*Lumentum Holdings, Inc. 87,614 9,644,549
#*MACOM Technology Solutions
Holdings, Inc. 63,191 8,666,014
*Magnachip Semiconductor Corp. 2,636 10,808
*Manhattan Associates, Inc. 77,654 17,057,478
Marvell Technology, Inc. 387,444 31,138,874
*MaxLinear, Inc. 73,395 1,161,109
*Meridianlink, Inc. 160,275 2,561,194
Methode Electronics, Inc. 14,630 95,973
Microchip Technology, Inc. 193,972 13,110,567
Micron Technology, Inc. 505,589 55,179,983
Microsoft Corp. 3,601,891 1,921,608,849
#*Mirion Technologies, Inc. 471,595 10,540,148
*Mitek Systems, Inc. 65,650 592,163
MKS, Inc. 98,385 9,364,284
*MongoDB, Inc. 60,709 14,442,064
Monolithic Power Systems, Inc. 21,121 15,022,100
Motorola Solutions, Inc. 88,978 39,059,562
*M-Tron Industries, Inc. 437 19,219
*N-able, Inc. 59,330 479,386
#Napco Security Technologies,
Inc. 17,109 522,338
#*nCino, Inc. 193,062 5,391,256
*NCR Voyix Corp. 166,844 2,272,415
#*Neonode, Inc. 4,283 86,388
NetApp, Inc. 251,811 26,221,079
*NETGEAR, Inc. 70,695 1,643,659
*NetScout Systems, Inc. 154,036 3,299,451
*NetSol Technologies, Inc. 1,694 6,895
*nLight, Inc. 74,859 1,572,788
*Nortech Systems, Inc. 313 2,632
#*Novanta, Inc. 48,793 6,002,515
*Nutanix, Inc., Class A 193,096 14,515,026
#NVE Corp. 4,926 311,964
NVIDIA Corp. 11,790,536 2,097,182,638
#NXP Semiconductors NV 284,348 60,785,072
*Okta, Inc. 183,998 17,995,004
*Olo, Inc., Class A 103,587 1,085,592
*ON Semiconductor Corp. 184,171 10,379,878
*ON24, Inc. 72,327 358,742
*One Stop Systems, Inc. 8,076 43,530
OneSpan, Inc. 73,376 1,082,296
*Onto Innovation, Inc. 37,431 3,546,587
#*Ooma, Inc. 9,643 109,737
*Optical Cable Corp. 227 1,017
Oracle Corp. 811,858 206,025,205
#*OSI Systems, Inc. 31,044 6,861,034
*Ouster, Inc. 83,203 1,945,286
*Palantir Technologies, Inc.,
Class A 135,250 21,416,838
*Palo Alto Networks, Inc. 53,313 9,255,137

84
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*PAR Technology Corp. 68,269 $ 4,149,390
PC Connection, Inc. 55,206 3,400,138
*PDF Solutions, Inc. 66,251 1,472,760
#Pegasystems, Inc. 315,590 18,528,289
#*Penguin Solutions, Inc. 121,436 2,862,247
*Photronics, Inc. 113,640 2,313,710
*Plexus Corp. 51,712 6,593,280
Power Integrations, Inc. 82,074 3,982,230
*Powerfleet, Inc. 228,061 925,928
#*Procore Technologies, Inc. 79,890 5,722,521
#Progress Software Corp. 88,496 4,254,888
*PTC, Inc. 93,487 20,081,942
*Pure Storage, Inc., Class A 108,017 6,429,172
*Q2 Holdings, Inc. 52,024 4,224,349
*Qorvo, Inc. 78,278 6,544,041
QUALCOMM, Inc. 717,098 105,241,302
*Qualys, Inc. 60,994 8,116,472
*Ralliant Corp. 101,998 4,663,349
*Rambus, Inc. 171,894 12,708,123
Red Violet, Inc. 8,133 360,536
#ReposiTrak, Inc. 838 13,810
*Research Solutions, Inc. 3,825 10,194
*RF Industries, Ltd. 562 4,631
*Ribbon Communications, Inc. 361,008 1,357,390
Richardson Electronics, Ltd. 24,564 247,605
#*Rigetti Computing, Inc. 35,361 512,734
*RingCentral, Inc., Class A 104,515 2,664,087
#*Riot Platforms, Inc. 321,505 4,311,382
*Rogers Corp. 19,978 1,310,157
Roper Technologies, Inc. 45,914 25,271,066
Salesforce, Inc. 340,073 87,851,058
*Samsara, Inc., Class A 69,230 2,632,817
*Sandisk Corp. 77,131 3,310,463
*Sanmina Corp. 102,488 11,892,708
Sapiens International Corp. NV 108,276 2,967,845
*ScanSource, Inc. 59,096 2,295,289
Seagate Technology Holdings
PLC 99,143 15,566,442
*SEMrush Holdings, Inc., Class A 197,875 1,772,960
*Semtech Corp. 36,814 1,881,195
*SentinelOne, Inc., Class A 513,885 9,424,651
*ServiceNow, Inc. 20,318 19,162,312
*Silicon Laboratories, Inc. 50,691 6,679,553
*SiTime Corp. 22,075 4,477,914
#*SkyWater Technology, Inc. 26,968 241,364
Skyworks Solutions, Inc. 115,026 7,883,882
#*Snowflake, Inc. 64,196 14,347,806
*SoundThinking, Inc. 2,996 34,184
*Sprinklr, Inc., Class A 109,919 990,370
*SPS Commerce, Inc. 41,453 4,512,781
*Stratasys, Ltd. 108,822 1,178,542
*Synaptics, Inc. 31,675 1,986,023
*Synchronoss Technologies, Inc. 2,175 15,921
*Synopsys, Inc. 34,170 21,645,670
Taitron Components, Inc. 3,010 6,532
TD SYNNEX Corp. 112,796 16,286,614
TE Connectivity PLC 189,819 39,055,259
*Teledyne Technologies, Inc. 31,440 17,324,069
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Telos Corp. 53,421 $ 137,292
*Tenable Holdings, Inc. 29,091 910,839
*Teradata Corp. 129,249 2,705,182
Teradyne, Inc. 205,823 22,111,565
#*Terawulf, Inc. 562,442 2,902,201
Texas Instruments, Inc. 299,750 54,272,735
*TransAct Technologies, Inc. 9,420 35,513
*Trimble, Inc. 259,432 21,763,750
*Trio-Tech International 446 2,426
*TTM Technologies, Inc. 226,289 10,692,155
#*Turtle Beach Corp. 26,939 391,693
*Twilio, Inc., Class A 214,729 27,700,041
*Tyler Technologies, Inc. 19,159 11,199,585
*UiPath, Inc., Class A 619,387 7,277,797
*Ultra Clean Holdings, Inc. 34,071 767,279
*Unisys Corp. 53,369 220,414
*Unity Software, Inc. 559,969 18,680,566
Universal Display Corp. 82,562 11,921,953
*Varonis Systems, Inc. 3,077 171,789
#*Veeco Instruments, Inc. 97,321 2,022,330
*Verint Systems, Inc. 80,483 1,712,678
VeriSign, Inc. 43,544 11,707,675
#*Vertex, Inc., Class A 104,036 3,450,874
#*Viant Technology, Inc., Class A 3,231 46,850
#*Viasat, Inc. 94,473 1,552,191
*Viavi Solutions, Inc. 429,493 4,316,405
Vishay Intertechnology, Inc. 226,399 3,710,680
*Vishay Precision Group, Inc. 21,763 577,155
Vontier Corp. 283,803 11,769,310
#Western Digital Corp. 546,468 43,001,567
*WidePoint Corp. 401 1,207
*Workday, Inc., Class A 62,874 14,422,038
#Xerox Holdings Corp. 248,229 1,005,327
*Xperi, Inc. 67,471 406,175
*Yext, Inc. 220,782 1,792,750
*Zebra Technologies Corp. 67,087 22,743,835
*Zeta Global Holdings Corp.,
Class A 104,574 1,636,583
*Zoom Communications, Inc. 290,721 21,527,890
#*Zscaler, Inc. 23,287 6,649,836
TOTAL INFORMATION
TECHNOLOGY 9,276,858,611
MATERIALS — (3.3%)
AdvanSix, Inc. 64,991 1,307,619
#Air Products and Chemicals, Inc. 121,737 35,045,648
#Albemarle Corp. 50,122 3,400,778
Alcoa Corp. 463,459 13,889,866
*Alpha Metallurgical Resources,
Inc. 22,113 2,610,882
Amcor PLC 4,089,785 38,239,490
*Ampco-Pittsburgh Corp. 38,726 125,085
AptarGroup, Inc. 92,092 14,471,337
Ardagh Metal Packaging SA 269,406 1,066,848
#*Arq, Inc. 31,234 167,102
*Ascent Industries Co. 14,398 184,726
Ashland, Inc. 30,581 1,576,756
*Aspen Aerogels, Inc. 124,575 954,244
Avery Dennison Corp. 150,489 25,247,540

85
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
MATERIALS — (Continued)
Avient Corp. 175,465 $ 5,539,430
*Axalta Coating Systems, Ltd. 430,972 12,205,127
Balchem Corp. 51,829 7,902,368
Ball Corp. 362,851 20,776,848
Cabot Corp. 96,003 6,929,497
Caledonia Mining Corp. PLC 2,174 42,806
Carpenter Technology Corp. 81,270 20,267,925
Celanese Corp. 56,044 2,927,178
#*Century Aluminum Co. 209,138 4,429,543
CF Industries Holdings, Inc. 281,216 26,105,281
#Chemours Co. (The) 86,494 1,036,198
*Clearwater Paper Corp. 33,587 757,723
*Cleveland-Cliffs, Inc. 283,964 2,987,301
*Coeur Mining, Inc. 809,988 7,038,796
Commercial Metals Co. 233,926 12,131,402
*Compass Minerals International,
Inc. 47,311 942,908
*Core Molding Technologies, Inc. 6,699 111,471
Corteva, Inc. 471,185 33,986,574
CRH PLC 363,024 34,650,641
Crown Holdings, Inc. 223,102 22,167,415
*Dakota Gold Corp. 58,482 210,535
Dow, Inc. 161,688 3,765,714
DuPont de Nemours, Inc. 290,504 20,887,238
#Eagle Materials, Inc. 62,848 14,096,178
Eastman Chemical Co. 198,650 14,423,976
Ecolab, Inc. 81,595 21,358,307
*Ecovyst, Inc. 156,939 1,351,245
Element Solutions, Inc. 487,328 11,500,941
#Ferroglobe PLC 105,628 446,806
Flexible Solutions International,
Inc. 6,450 34,392
#*Flotek Industries, Inc. 48,227 581,135
FMC Corp. 86,935 3,393,942
Fortitude Gold Corp. 18,471 65,018
Freeport-McMoRan, Inc. 1,212,864 48,805,647
Friedman Industries, Inc. 10,108 153,237
#Graphic Packaging Holding Co. 552,957 12,364,118
Greif, Inc., Class A 51,080 3,240,004
Greif, Inc., Class B 25,566 1,678,408
Hawkins, Inc. 39,349 6,424,905
HB Fuller Co. 81,271 4,567,430
Hecla Mining Co. 1,282,121 7,359,375
Huntsman Corp. 224,129 2,174,051
#*Idaho Strategic Resources, Inc. 3,368 55,235
*Ingevity Corp. 69,109 2,888,065
Innospec, Inc. 47,895 3,826,810
International Flavors &
Fragrances, Inc. 275,553 19,572,530
#International Paper Co. 363,407 16,985,643
*Intrepid Potash, Inc. 31,901 1,061,665
#*Ivanhoe Electric, Inc. 36,792 351,731
*James Hardie Industries PLC 245,933 6,379,502
Kaiser Aluminum Corp. 33,275 2,572,490
*Knife River Corp. 91,387 7,537,600
Koppers Holdings, Inc. 35,859 1,178,327
Kronos Worldwide, Inc. 102,574 548,771
Linde PLC 264,210 121,605,295
Shares Value
MATERIALS — (Continued)
Louisiana-Pacific Corp. 132,131 $ 11,945,964
*LSB Industries, Inc. 108,651 839,872
LyondellBasell Industries NV,
Class A 237,444 13,755,131
*Magnera Corp. 33,862 421,582
#Martin Marietta Materials, Inc. 38,518 22,143,228
Materion Corp. 39,308 4,139,132
Mativ Holdings, Inc. 28,402 188,021
#*McEwen, Inc. 104,136 1,058,022
Mercer International, Inc. 74,024 274,629
*Metallus, Inc. 64,710 1,022,418
Minerals Technologies, Inc. 78,166 4,545,353
Mosaic Co. (The) 330,211 11,890,898
#*MP Materials Corp. 296,363 18,226,324
Myers Industries, Inc. 48,647 712,679
NewMarket Corp. 18,049 12,399,663
Newmont Corp. 950,265 59,011,456
Nexa Resources SA 14,401 69,701
Northern Technologies
International Corp. 16,161 124,440
Nucor Corp. 254,510 36,412,746
*O-I Glass, Inc. 243,063 3,162,250
Olin Corp. 173,438 3,284,916
Olympic Steel, Inc. 15,158 471,414
Packaging Corp. of America 153,091 29,661,381
*Perimeter Solutions, Inc. 325,572 5,251,476
PPG Industries, Inc. 240,725 25,396,487
#Quaker Chemical Corp. 2,230 255,157
#Ramaco Resources, Inc., Class
A 78,578 1,599,062
Ramaco Resources, Inc., Class B 7,182 97,532
*Rayonier Advanced Materials,
Inc. 126,002 483,848
Reliance, Inc. 67,274 19,518,206
#Royal Gold, Inc. 83,998 12,718,977
RPM International, Inc. 217,460 25,531,979
Ryerson Holding Corp. 70,376 1,449,746
Scotts Miracle-Gro Co. (The) 72,589 4,548,427
Sealed Air Corp. 287,900 8,426,833
Sensient Technologies Corp. 67,827 7,616,294
Sherwin-Williams Co. (The) 140,798 46,587,242
Silgan Holdings, Inc. 204,626 9,521,248
*Smith-Midland Corp. 323 11,231
Smurfit WestRock PLC 556,359 24,691,212
#Sonoco Products Co. 187,529 8,451,932
Southern Copper Corp. 49,922 4,700,655
Steel Dynamics, Inc. 215,083 27,435,987
Stepan Co. 18,402 934,270
SunCoke Energy, Inc. 194,147 1,434,746
Sylvamo Corp. 83,685 3,855,368
*Tredegar Corp. 69,577 606,016
#TriMas Corp. 97,672 3,489,821
Tronox Holdings PLC 322,761 1,029,608
United States Lime & Minerals,
Inc. 44,994 4,480,502
#*US Gold Corp. 4,751 48,555
#Vulcan Materials Co. 84,497 23,208,791
Warrior Met Coal, Inc. 63,820 3,279,072
#Westlake Corp. 48,713 3,862,941

86
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
MATERIALS — (Continued)
Worthington Steel, Inc. 92,471 $ 2,822,215
TOTAL MATERIALS 1,243,777,275
REAL ESTATE — (0.4%)
*AMREP Corp. 7,663 170,502
*Anywhere Real Estate, Inc. 110,233 509,276
*CBRE Group, Inc., Class A 190,724 29,703,356
*CKX Lands, Inc. 39 468
*Compass, Inc., Class A 812,426 6,450,662
*Comstock Holding Cos., Inc. 803 9,973
*CoStar Group, Inc. 241,635 23,001,236
*Cushman & Wakefield PLC 498,065 6,071,412
*Douglas Elliman, Inc. 10,407 28,619
#eXp World Holdings, Inc. 43,679 470,860
*Five Point Holdings LLC, Class A 63,213 336,925
*Forestar Group, Inc. 77,225 1,915,180
*FRP Holdings, Inc. 36,495 963,468
#*Howard Hughes Holdings, Inc. 96,881 6,658,631
*J.W. Mays, Inc. 362 14,469
*Jones Lang LaSalle, Inc. 60,701 16,411,122
Kennedy-Wilson Holdings, Inc. 59,682 436,872
Marcus & Millichap, Inc. 94,699 2,950,821
*Maui Land & Pineapple Co., Inc. 1,108 18,847
Millrose Properties, Inc. 23,546 706,145
Newmark Group, Inc., Class A 317,573 4,817,582
*RE/MAX Holdings, Inc. 12,991 99,901
#*Seaport Entertainment Group,
Inc. 21,370 493,006
St. Joe Co. (The) 90,771 4,583,936
*Stratus Properties, Inc. 15,887 253,159
#*Tejon Ranch Co. 69,188 1,242,617
*Zillow Group, Inc., Class A 70,098 5,380,022
#*Zillow Group, Inc., Class C 235,353 18,722,331
TOTAL REAL ESTATE 132,421,398
UTILITIES — (2.0%)
AES Corp. (The) 213,455 2,806,933
ALLETE, Inc. 56,050 3,695,376
#Alliant Energy Corp. 197,058 12,810,741
Ameren Corp. 127,381 12,882,041
American Electric Power Co., Inc. 262,742 29,726,630
American States Water Co. 44,943 3,307,355
American Water Works Co., Inc. 90,258 12,657,782
Artesian Resources Corp., Class
A 8,591 280,496
#Atmos Energy Corp. 80,058 12,482,643
Avista Corp. 98,474 3,673,080
Black Hills Corp. 88,020 5,085,796
#Brookfield Renewable Corp. 43,746 1,602,416
California Water Service Group 69,029 3,138,749
CenterPoint Energy, Inc. 480,810 18,665,044
Chesapeake Utilities Corp. 25,473 3,053,703
Clearway Energy, Inc., Class A 28,441 875,414
#Clearway Energy, Inc., Class C 97,406 3,178,358
CMS Energy Corp. 217,796 16,073,345
Consolidated Edison, Inc. 185,722 19,222,227
Consolidated Water Co., Ltd.,
Class OR 14,362 417,791
Constellation Energy Corp. 64,297 22,365,068
Dominion Energy, Inc. 418,345 24,452,265
Shares Value
UTILITIES — (Continued)
DTE Energy Co. 96,128 $ 13,305,076
Duke Energy Corp. 130,061 15,820,620
Edison International 238,673 12,439,637
Entergy Corp. 207,407 18,755,815
Essential Utilities, Inc. 215,447 7,928,450
Evergy, Inc. 183,491 12,991,163
Eversource Energy 206,641 13,658,970
#Exelon Corp. 488,029 21,932,023
FirstEnergy Corp. 425,253 18,162,556
Genie Energy, Ltd., Class B 48,223 979,891
Global Water Resources, Inc. 3,426 32,718
H2O America 39,763 1,920,155
*Hallador Energy Co. 107,130 1,889,773
*Hawaiian Electric Industries, Inc. 117,873 1,263,599
#IDACORP, Inc. 65,920 8,261,754
#MDU Resources Group, Inc. 395,188 6,816,993
MGE Energy, Inc. 42,519 3,611,564
Middlesex Water Co. 21,182 1,092,991
#*Montauk Renewables, Inc. 45,690 99,147
National Fuel Gas Co. 112,640 9,776,026
New Jersey Resources Corp. 201,258 9,239,755
NextEra Energy, Inc. 329,224 23,394,657
NiSource, Inc. 344,972 14,644,061
Northwest Natural Holding Co. 48,922 1,952,966
Northwestern Energy Group, Inc. 75,748 4,067,668
NRG Energy, Inc. 277,518 46,401,010
#OGE Energy Corp. 218,248 9,912,824
ONE Gas, Inc. 73,795 5,364,896
Ormat Technologies, Inc. 124,619 11,142,185
#Otter Tail Corp. 48,762 3,763,451
PG&E Corp. 1,189,021 16,670,074
#Pinnacle West Capital Corp. 95,963 8,696,167
Portland General Electric Co. 135,712 5,580,477
PPL Corp. 342,449 12,222,005
Public Service Enterprise Group,
Inc. 241,484 21,682,848
*Pure Cycle Corp. 21,771 213,356
RGC Resources, Inc. 6,445 129,802
Sempra 320,364 26,167,332
Southern Co. (The) 185,839 17,558,069
#Southwest Gas Holdings, Inc. 86,326 6,745,514
Spire, Inc. 69,390 5,167,473
*Talen Energy Corp. 2,056 776,284
TXNM Energy, Inc. 108,830 6,180,456
UGI Corp. 258,358 9,347,392
Unitil Corp. 18,532 955,881
Vistra Corp. 292,980 61,098,049
WEC Energy Group, Inc. 148,369 16,184,091
Xcel Energy, Inc. 275,052 20,199,819
York Water Co. (The) 14,573 440,979
TOTAL UTILITIES 749,091,715
TOTAL COMMON STOCKS 35,729,611,273
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. CVR 01/02/26 9,217 143,877
*<Albireo Pharma, Inc. CVR
03/02/26 10,648 65,485

87
Dimensional U.S. Core Equity 2 ETF
continued
Shares Value
HEALTH CARE — (Continued)
#*<Chinook Therapeutics, Inc.
CVR 5,844 $ 2,221
*<Imara, Inc. CVR 11,200 4,256
*<Mirati Therapeutics CVR 76,379 234,484
*OmniAb, Inc.- Vesting 12.5 7,938 –
*OmniAb, Inc.- Vesting 15 7,938 –
*Poseida Therapeutics, Inc. CVR 10,439 5,219
*Poseida Therapeutics, Inc. CVR
01/02/26 218 244
TOTAL HEALTH CARE 455,786
INDUSTRIALS — (0.0%)
*<Communications Systems CVR 1,608 193
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 6,811 61,299
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*M-Tron Industries, Inc. 03/11/28 437 $ 787
TOTAL INFORMATION
TECHNOLOGY 62,086
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 95,553 25,446
TOTAL RIGHTS/WARRANTS 543,511
TOTAL INVESTMENT SECURITIES — (96.1%)
(Cost $22,401,744,115) 35,730,154,784
SECURITIES LENDING COLLATERAL — (3.9%)
@§The DFA Short Term
Investment Fund 126,245,074 1,460,276,774
TOTAL INVESTMENTS — ( 100.0% )
(Cost $23,862,020,889) $ 37,190,431,558
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows :
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 3,231,268,752 $ — $ — $ 3,231,268,752
Consumer Discretionary ................ 3,629,085,002 — — 3,629,085,002
Consumer Staples .................... 2,023,573,754 — — 2,023,573,754
Energy ............................. 1,631,809,684 — — 1,631,809,684
Financials ........................... 5,916,177,134 16,136 — 5,916,193,270
Health Care ......................... 3,074,324,653 — 76,748 3,074,401,401
Industrials ........................... 4,821,130,411 — — 4,821,130,411
Information Technology ................ 9,276,858,611 — — 9,276,858,611
Materials ........................... 1,243,777,275 — — 1,243,777,275
Real Estate .......................... 132,421,398 — — 132,421,398
Utilities ............................. 749,091,715 — — 749,091,715
Rights/Warrants
Health Care ......................... — 5,464 450,322 455,786

88
Dimensional U.S. Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Industrials ........................... $ — $ — $ 193 $ 193
Information Technology ................ 62,086 — — 62,086
Materials ........................... — — 25,446 25,446
Securities Lending Collateral .............. — 1,460,276,774 — 1,460,276,774
Total Investments ....................... $35,729,580,475 $1,460,298,374 $552,709> $37,190,431,558
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

89
Dimensional US Marketwide Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (96.9%)
COMMUNICATION SERVICES — (6.7%)
#*Advantage Solutions, Inc. 8,755 $ 11,994
* Angi , Inc. 176 2,855
AT&T, Inc. 6,103,100 167,285,971
*Atlanta Braves Holdings, Inc. 1,850 82,436
*Bandwidth, Inc., Class A 72 1,002
*Cars.com, Inc. 41,668 536,267
#*Charter Communications, Inc.,
Class A 86,592 23,324,421
#Cinemark Holdings, Inc. 230 6,180
Comcast Corp., Class A 2,944,788 97,855,305
* DoubleVerify Holdings, Inc. 65,327 1,000,810
#*EchoStar Corp., Class A 776 25,290
Electronic Arts, Inc. 196,006 29,888,955
* EverQuote , Inc., Class A 3,728 91,672
Fox Corp., Class A 167,469 9,338,071
Fox Corp., Class B 185,298 9,476,140
*Frontier Communications Parent,
Inc. 221,293 8,130,305
*GCI Liberty, Inc., Class A 5,395 178,251
*GCI Liberty, Inc., Class C 12,223 406,415
Gray Media, Inc. 37,074 167,204
IDT Corp., Class B 6,840 402,944
*IMAX Corp. 36,016 928,853
#*Integral Ad Science Holding
Corp. 47,475 389,295
Interpublic Group of Cos., Inc.
(The) 271,403 6,676,514
#Iridium Communications, Inc. 26,893 657,803
John Wiley & Sons, Inc., Class A 34,554 1,333,784
*Liberty Broadband Corp., Class
A 26,977 1,649,104
*Liberty Broadband Corp., Class
C 61,116 3,747,633
*Liberty Global, Ltd., Class A 91,248 914,305
*Liberty Global, Ltd., Class C 72,266 739,281
*Liberty Latin America, Ltd., Class
C 171,686 1,225,838
*Liberty Media Corp.-Liberty
Formula One 105,138 10,550,598
*Liberty Media Corp.-Liberty
Formula One 17,043 1,535,915
*Liberty Media Corp.-Liberty Live 23,375 1,968,876
*Liberty Media Corp.-Liberty Live 8,973 733,991
*Madison Square Garden
Entertainment Corp. 2 76
#* Magnite , Inc. 83,937 1,931,390
Marcus Corp. (The) 21,900 358,503
Match Group, Inc. 36,679 1,256,989
New York Times Co. (The), Class
A 127,196 6,600,201
News Corp., Class A 286,073 8,387,660
#News Corp., Class B 116,201 3,883,437
Nexstar Media Group, Inc. 24,548 4,593,176
#Omnicom Group, Inc. 165,524 11,926,004
Shares Value
COMMUNICATION SERVICES — (Continued)
#Paramount Global, Class A 14,300 $ 272,987
Paramount Global, Class B 14,676 184,477
*Pinterest, Inc., Class A 295,040 11,388,544
* QuinStreet , Inc. 19,175 314,662
*Roku, Inc. 59,804 5,631,145
Saga Communications, Inc.,
Class A 8,193 103,232
Scholastic Corp. 4,325 106,698
Shutterstock , Inc. 1,129 21,632
Sinclair, Inc. 23,233 335,949
#Sirius XM Holdings, Inc. 22,551 476,277
#*Sphere Entertainment Co. 12,090 520,475
Spok Holdings, Inc. 9,322 170,966
#* Stagwell , Inc. 37,633 215,637
Sunrise Communications AG,
ADR 34,302 1,820,064
TEGNA, Inc. 130,902 2,186,063
Telephone and Data Systems,
Inc. 77,245 3,015,645
#TKO Group Holdings, Inc. 28 4,704
T-Mobile US, Inc. 350,441 83,548,639
#*TripAdvisor, Inc. 33,283 582,120
*United States Cellular Corp. 7,869 573,886
Verizon Communications, Inc. 3,355,688 143,489,219
Walt Disney Co. (The) 894,819 106,581,891
*Warner Bros Discovery, Inc. 1,250,376 16,467,452
*Yelp, Inc. 59,810 2,059,258
*Ziff Davis, Inc. 5,043 156,938
* ZoomInfo Technologies, Inc. 246,775 2,672,573
TOTAL COMMUNICATION
SERVICES 803,102,847
CONSUMER DISCRETIONARY — (5.4%)
#*1-800-Flowers.com, Inc., Class
A 20,434 120,765
*Abercrombie & Fitch Co. 26,762 2,569,687
Academy Sports & Outdoors, Inc. 26,482 1,345,021
#Acushnet Holdings Corp. 36,606 2,914,570
* Adient PLC 12,518 268,386
ADT, Inc. 613,970 5,126,650
* Adtalem Global Education, Inc. 37,657 4,303,065
A-Mark Precious Metals, Inc. 10,431 221,972
*American Axle & Manufacturing
Holdings, Inc. 481 2,140
#American Eagle Outfitters, Inc. 121,558 1,312,826
* Aptiv PLC 175,506 12,046,732
Aramark 204,715 8,712,670
#* Arhaus , Inc. 50 438
*Asbury Automotive Group, Inc. 15,700 3,487,284
Autoliv , Inc. 62,907 7,017,276
*AutoNation, Inc. 30,175 5,812,912
Bassett Furniture Industries, Inc. 2,900 45,878
*Beazer Homes USA, Inc. 6,423 150,941
Best Buy Co., Inc. 161,629 10,515,583
* Biglari Holdings, Inc., Class B 8 2,467

90
Dimensional US Marketwide Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Birkenstock Holding PLC 133,241 $ 6,674,042
*BJ's Restaurants, Inc. 20,302 719,300
*Boot Barn Holdings, Inc. 24,469 4,206,221
BorgWarner, Inc. 182,316 6,709,229
Boyd Gaming Corp. 316 26,828
*Bright Horizons Family Solutions,
Inc. 44,478 5,030,462
# Brightstar Lottery PLC 7,100 105,364
Brunswick Corp. 63,790 3,718,319
Buckle, Inc. (The) 37,295 1,841,254
Build-A-Bear Workshop, Inc. 11,636 590,062
# Caleres , Inc. 13,579 186,440
Camping World Holdings, Inc.,
Class A 39,424 545,628
Canterbury Park Holding Corp. 2,755 51,298
*CarMax, Inc. 118,168 6,689,490
*Carnival Corp. 617,786 18,391,489
Carriage Services, Inc. 13,475 605,297
* Cavco Industries, Inc. 5,463 2,205,249
Century Communities, Inc. 24,327 1,369,367
*Champion Homes, Inc. 49,034 2,986,171
*Citi Trends, Inc. 3,962 120,920
#Columbia Sportswear Co. 43,697 2,471,939
#Cracker Barrel Old Country
Store, Inc. 13,932 863,784
#*Crocs, Inc. 44,873 4,475,184
*Culp, Inc. 9,356 39,763
D.R. Horton, Inc. 229,988 32,851,486
Dana, Inc. 101,105 1,609,592
Dick's Sporting Goods, Inc. 45,349 9,591,767
#Dillard's, Inc., Class A 8,422 3,932,484
*Dorman Products, Inc. 24,474 2,952,054
#*Dream Finders Homes, Inc.,
Class A 13,572 343,643
eBay, Inc. 203,635 18,683,511
Escalade, Inc. 277 3,404
Ethan Allen Interiors, Inc. 20,684 615,763
*Figs, Inc., Class A 54,844 356,486
#*First Watch Restaurant Group,
Inc. 29,129 503,640
*Five Below, Inc. 43,009 5,871,589
Flanigan's Enterprises, Inc. 865 27,680
Flexsteel Industries, Inc. 2,068 70,333
#*Floor & Decor Holdings, Inc.,
Class A 84,294 6,460,292
*Flutter Entertainment PLC, Class
DI 90,417 27,329,442
#*Foot Locker, Inc. 656 16,426
Ford Motor Co. 3,373,063 37,339,807
#*GameStop Corp., Class A 225,802 5,069,255
Gap, Inc. (The) 303,839 5,912,707
Garmin, Ltd. 141,116 30,870,536
General Motors Co. 787,295 41,994,315
*Genesco, Inc. 6,504 156,486
# Gentex Corp. 199,979 5,283,445
* Gentherm , Inc. 23,659 758,034
Genuine Parts Co. 111,641 14,388,292
*G-III Apparel Group, Ltd. 33,197 783,449
#*Global Business Travel Group I 97,872 629,317
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Goodyear Tire & Rubber Co.
(The) 27,290 $ 280,541
Graham Holdings Co., Class B 1,626 1,551,497
*Grand Canyon Education, Inc. 708 119,390
*Green Brick Partners, Inc. 3,702 229,302
Group 1 Automotive, Inc. 10,341 4,262,043
#Guess?, Inc. 55,744 724,672
Hamilton Beach Brands Holding
Co., Class A 10,060 156,634
*Hanesbrands, Inc. 18,771 76,773
#Harley-Davidson, Inc. 77,722 1,890,976
Hasbro, Inc. 59,542 4,475,177
# Haverty Furniture Cos., Inc. 13,820 285,107
*Helen of Troy, Ltd. 24,336 534,905
*Hilton Grand Vacations, Inc. 80,719 3,617,826
Hooker Furnishings Corp. 10,814 102,192
*Hovnanian Enterprises, Inc.,
Class A 1,769 211,342
#Hyatt Hotels Corp., Class A 20,879 2,943,313
Johnson Outdoors, Inc., Class A 4,294 142,561
KB Home 37,106 2,050,478
#Lakeland Industries, Inc. 4,946 68,799
*Latham Group, Inc. 1,085 7,356
*Laureate Education, Inc. 121,036 2,735,414
La-Z-Boy, Inc. 32,882 1,182,766
LCI Industries 22,229 2,111,755
Lear Corp. 48,427 4,566,182
#Lennar Corp., Class A 129,965 14,579,474
#Lennar Corp., Class B 10,767 1,154,007
Levi Strauss & Co., Class A 76,913 1,514,417
*LGI Homes, Inc. 13,836 737,044
*Life Time Group Holdings, Inc. 168,068 4,826,913
#Lifetime Brands, Inc. 16,431 72,296
*Lincoln Educational Services
Corp. 8,503 194,464
Lithia Motors, Inc. 20,825 5,997,600
#LKQ Corp. 210,696 6,209,211
* Lovesac Co. (The) 5,790 104,278
#*Lucid Group, Inc. 777,191 1,911,890
*M/I Homes, Inc. 21,330 2,563,653
Macy's, Inc. 82,202 1,038,211
* MarineMax , Inc. 13,602 308,493
Marriott Vacations Worldwide
Corp. 25,226 1,878,580
*Mattel, Inc. 279,469 4,753,768
Matthews International Corp.,
Class A 14,183 333,159
Meritage Homes Corp. 55,746 3,753,936
*MGM Resorts International 210,929 7,688,362
#*Mister Car Wash, Inc. 137,410 793,543
*Mobileye Global, Inc., Class A 85,207 1,213,348
#* Modine Manufacturing Co. 40,161 5,404,064
*Mohawk Industries, Inc. 47,942 5,489,838
Monarch Casino & Resort, Inc. 2,956 304,350
*Motorcar Parts of America, Inc. 16,200 167,994
Movado Group, Inc. 12,834 199,055
*National Vision Holdings, Inc. 56,273 1,365,183
*Norwegian Cruise Line Holdings,
Ltd. 1,416 36,193

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Dimensional US Marketwide Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*NVR, Inc. 58 $ 437,870
*ODP Corp. (The) 23,933 426,965
#*Ollie's Bargain Outlet Holdings,
Inc. 29,590 4,042,882
OneSpaWorld Holdings, Ltd. 66,830 1,478,280
#Patrick Industries, Inc. 26,621 2,588,626
Penske Automotive Group, Inc. 33,266 5,569,061
Perdoceo Education Corp. 52,346 1,506,518
*Petco Health & Wellness Co.,
Inc. 3,078 9,265
Phinia , Inc. 32,461 1,645,773
#*Portillo's, Inc., Class A 24,726 246,271
PulteGroup, Inc. 162,089 18,303,090
*Pursuit Attractions and
Hospitality, Inc. 478 14,455
PVH Corp. 38,225 2,806,479
Ralph Lauren Corp. 17,825 5,325,219
RCI Hospitality Holdings, Inc. 7,677 275,067
*Revolve Group, Inc. 23,330 484,098
#* Rivian Automotive, Inc., Class A 598,567 7,703,557
Rocky Brands, Inc. 7,815 204,440
*Sally Beauty Holdings, Inc. 39,575 385,460
*Savers Value Village, Inc. 27,495 286,223
#Shoe Carnival, Inc. 23,452 479,828
Signet Jewelers, Ltd. 31,577 2,497,741
* Skechers USA, Inc., Class A 139,542 8,826,031
#Smith & Wesson Brands, Inc. 48,781 387,809
# Somnigroup International, Inc. 157,157 11,375,024
Sonic Automotive, Inc., Class A 17,466 1,263,665
* Sonos , Inc. 2,001 21,631
Standard Motor Products, Inc. 17,505 531,452
#Steven Madden, Ltd. 67,335 1,616,377
Strategic Education, Inc. 21,310 1,580,030
* Strattec Security Corp. 5,224 331,515
#*Stride, Inc. 41,636 5,338,984
Sturm Ruger & Co., Inc. 1,131 38,635
Superior Group of Cos., Inc. 16,152 155,867
*Taylor Morrison Home Corp. 81,669 4,841,338
#Thor Industries, Inc. 46,157 4,199,825
*Tile Shop Holdings, Inc. 37,089 234,032
Toll Brothers, Inc. 75,395 8,923,752
#* TopBuild Corp. 21,464 7,950,910
* Topgolf Callaway Brands Corp. 12,338 114,126
*Tri Pointe Homes, Inc. 86,811 2,673,779
#*Under Armour , Inc., Class A 41,429 275,089
*Under Armour , Inc., Class C 135,477 853,505
*Unifi, Inc. 34,880 158,355
*Universal Technical Institute, Inc. 44,522 1,434,499
Upbound Group, Inc. 47,788 986,105
*Urban Outfitters, Inc. 72,951 5,491,751
*Valvoline, Inc. 14,733 519,338
#VF Corp. 277,745 3,255,171
*Victoria's Secret & Co. 59,917 1,126,440
*Visteon Corp. 17,926 1,992,475
#Whirlpool Corp. 42,122 3,497,811
Winnebago Industries, Inc. 26,917 799,973
Wolverine World Wide, Inc. 50,495 1,140,177
*XPEL, Inc. 5,700 186,333
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*YETI Holdings, Inc. 59,431 $ 2,183,495
* Zumiez , Inc. 785 10,762
TOTAL CONSUMER
DISCRETIONARY 640,959,152
CONSUMER STAPLES — (4.3%)
Albertsons Cos., Inc., Class A 466,303 8,962,344
# Alico , Inc. 960 30,989
Andersons, Inc. (The) 27,263 979,287
Archer-Daniels-Midland Co. 234,565 12,708,732
#B&G Foods, Inc. 7,146 29,299
* BellRing Brands, Inc. 29,994 1,637,072
*Boston Beer Co., Inc. (The),
Class A 6,194 1,282,653
Brown-Forman Corp., Class A 809 23,170
#Brown-Forman Corp., Class B 225,686 6,511,041
Bunge Global SA 112,913 9,005,941
Calavo Growers, Inc. 7,600 199,880
Cal-Maine Foods, Inc. 39,568 4,397,588
Casey's General Stores, Inc. 28,742 14,949,576
*Central Garden & Pet Co. 8,666 338,147
*Central Garden & Pet Co., Class
A 40,437 1,436,322
*Chefs' Warehouse, Inc. (The) 33,127 2,271,187
Church & Dwight Co., Inc. 143,127 13,421,019
Conagra Brands, Inc. 245,081 4,475,179
Constellation Brands, Inc., Class
A 131,056 21,891,594
*Darling Ingredients, Inc. 128,696 4,167,176
Dole PLC 44,654 635,873
Dollar General Corp. 176,245 18,488,100
*Dollar Tree, Inc. 160,244 18,195,706
Edgewell Personal Care Co. 45,882 1,157,603
#Flowers Foods, Inc. 174,027 2,758,328
Fresh Del Monte Produce, Inc. 30,521 1,147,284
* Freshpet , Inc. 37,051 2,531,324
General Mills, Inc. 467,108 22,878,950
*Grocery Outlet Holding Corp. 789 10,391
*Hain Celestial Group, Inc. (The) 31,104 48,833
Hormel Foods Corp. 358,698 10,075,827
Ingles Markets, Inc., Class A 11,585 729,044
Ingredion, Inc. 52,360 6,887,434
Interparfums , Inc. 23,383 2,819,990
J&J Snack Foods Corp. 12,398 1,399,610
J.M. Smucker Co. (The) 84,796 9,102,003
John B. Sanfilippo & Son, Inc. 7,131 451,464
Kenvue , Inc. 1,565,628 33,567,064
Keurig Dr Pepper, Inc. 839,904 27,422,866
Kraft Heinz Co. (The) 581,940 15,980,072
Kroger Co. (The) 499,100 34,986,910
#Lamb Weston Holdings, Inc. 17,652 1,007,400
Limoneira Co. 5,260 77,217
#* Maplebear , Inc. 166,898 8,006,097
Marzetti Co. (The) 20,689 3,677,677
McCormick & Co., Inc. 160,590 11,342,472
#Molson Coors Beverage Co.,
Class B 141,845 6,910,688
Mondelez International, Inc.,
Class A 940,537 60,843,339

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Dimensional US Marketwide Value ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
Natural Grocers by Vitamin
Cottage, Inc. 11,923 $ 451,762
*Nature's Sunshine Products, Inc. 1,029 14,416
Oil- Dri Corp. of America 8,907 502,355
*Performance Food Group Co. 119,766 12,024,506
#Pilgrim's Pride Corp. 110,354 5,229,676
*Post Holdings, Inc. 44,592 4,718,280
PriceSmart , Inc. 25,024 2,690,080
Primo Brands Corp. 235,845 6,511,680
Reynolds Consumer Products,
Inc. 146,353 3,291,479
Seaboard Corp. 579 1,833,797
*Seneca Foods Corp., Class A 5,504 576,434
*Seneca Foods Corp., Class B 300 32,010
*Simply Good Foods Co. (The) 85,220 2,595,801
SpartanNash Co. 3 80
Spectrum Brands Holdings, Inc. 16,654 891,156
Target Corp. 286,644 28,807,722
#The Campbell's Company 242,562 7,742,579
#Tootsie Roll Industries, Inc. 17,275 655,241
* TreeHouse Foods, Inc. 42,854 823,654
Tyson Foods, Inc., Class A 150,937 7,894,005
*United Natural Foods, Inc. 32,128 888,018
Universal Corp. 20,391 1,110,698
#*US Foods Holding Corp. 185,118 15,425,883
Utz Brands, Inc. 10,261 133,701
Village Super Market, Inc., Class
A 1,900 65,360
#*Vital Farms, Inc. 25,694 955,817
#Weis Markets, Inc. 18,648 1,350,302
#WK Kellogg Co. 22,000 507,100
TOTAL CONSUMER STAPLES 519,581,354
ENERGY — (10.7%)
Antero Midstream Corp. 420,760 7,720,946
*Antero Resources Corp. 229,614 8,020,417
Archrock , Inc. 146,698 3,426,865
Aris Water Solutions, Inc., Class
A 14,139 300,737
#Atlas Energy Solutions, Inc. 8,619 112,047
Baker Hughes Co. 785,430 35,383,622
*Bristow Group, Inc. 12,144 419,818
Cactus, Inc., Class A 46,661 1,974,227
California Resources Corp. 57,548 2,772,663
Chevron Corp. 1,599,071 242,483,126
Chord Energy Corp. 17,250 1,903,192
Civitas Resources, Inc. 8,889 269,870
#*CNX Resources Corp. 78,308 2,373,515
#*Comstock Resources, Inc. 200,976 3,591,441
ConocoPhillips 1,003,782 95,700,576
#Core Laboratories, Inc. 2,189 23,948
Core Natural Resources, Inc. 35,257 2,602,319
Coterra Energy, Inc. 666,708 16,261,008
Crescent Energy Co., Class A 169,444 1,565,663
Delek US Holdings, Inc. 4,901 109,635
Devon Energy Corp. 489,883 16,273,913
DHT Holdings, Inc. 149,378 1,656,602
Diamondback Energy, Inc. 181,201 26,937,341
Dorian LPG, Ltd. 20,527 590,972
Shares Value
ENERGY — (Continued)
DT Midstream, Inc. 80,030 $ 8,221,482
EOG Resources, Inc. 452,129 54,264,523
#EQT Corp. 371,840 19,986,400
Expand Energy Corp. 180,137 18,874,755
Exxon Mobil Corp. 3,129,012 349,322,900
Granite Ridge Resources, Inc. 4,931 25,592
*Gulfport Energy Corp. 9,538 1,660,852
Halliburton Co. 515,021 11,536,470
*Helix Energy Solutions Group,
Inc. 71,917 426,468
#Helmerich & Payne, Inc. 60,251 976,669
HF Sinclair Corp. 145,126 6,376,836
* Innovex International, Inc. 570 9,359
International Seaways, Inc. 31,670 1,263,633
Kinder Morgan, Inc. 1,366,171 38,334,758
Kodiak Gas Services, Inc. 61,436 1,986,226
Liberty Energy, Inc. 102,213 1,261,308
#Magnolia Oil & Gas Corp., Class
A 163,411 3,892,450
Marathon Petroleum Corp. 252,202 42,922,258
Matador Resources Co. 108,074 5,390,731
Murphy Oil Corp. 8,906 220,958
#*Nabors Industries, Ltd. 4,143 144,094
NACCO Industries, Inc., Class A 2,990 113,381
*Natural Gas Services Group, Inc. 10,028 241,575
#Nordic American Tankers, Ltd. 15,701 43,806
#Northern Oil & Gas, Inc. 76,825 2,163,392
#NOV, Inc. 297,908 3,747,683
Occidental Petroleum Corp. 793,614 34,871,399
*Oceaneering International, Inc. 70,860 1,537,662
#ONEOK, Inc. 380,635 31,253,940
Ovintiv , Inc. 195,656 8,057,114
*Par Pacific Holdings, Inc. 19,112 599,735
Patterson-UTI Energy, Inc. 435 2,571
Permian Resources Corp. 552,220 7,819,435
Phillips 66 199,463 24,649,638
* PrimeEnergy Resources Corp. 5 843
* ProPetro Holding Corp. 98,518 528,056
Range Resources Corp. 211,421 7,763,379
*REX American Resources Corp. 13,116 685,704
#Riley Exploration Permian, Inc. 456 11,965
#RPC, Inc. 155,783 724,391
Schlumberger NV 1,192,241 40,297,746
Scorpio Tankers, Inc. 47,391 2,142,547
*SEACOR Marine Holdings, Inc. 12,678 63,390
*Seadrill, Ltd. 27,784 810,181
Select Water Solutions, Inc. 85,417 822,566
#SFL Corp., Ltd. 79,636 731,058
Sitio Royalties Corp., Class A 19,822 360,166
SM Energy Co. 17,055 470,547
* Talos Energy, Inc. 121,658 1,040,176
TechnipFMC PLC 321,965 11,709,867
Teekay Corp., Ltd. 63,163 454,774
Teekay Tankers, Ltd., Class A 19,746 836,243
*TETRA Technologies, Inc. 73,716 302,236
VAALCO Energy, Inc. 209 777
Valero Energy Corp. 184,618 25,349,898
#*Vital Energy, Inc. 23,718 443,289

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Dimensional US Marketwide Value ETF
continued
Shares Value
ENERGY — (Continued)
# Vitesse Energy, Inc. 8,958 $ 214,365
Williams Cos., Inc. (The) 591,448 35,457,308
World Kinect Corp. 51,120 1,394,042
TOTAL ENERGY 1,287,290,030
FINANCIALS — (24.0%)
1st Source Corp. 19,561 1,170,139
Affiliated Managers Group, Inc. 23,146 4,857,651
Aflac, Inc. 312,152 31,015,423
Alerus Financial Corp. 4,320 91,325
Allstate Corp. (The) 173,185 35,199,851
Ally Financial, Inc. 205,404 7,774,541
Amalgamated Financial Corp. 9,324 270,303
American Coastal Insurance
Corp. 44 458
American Financial Group, Inc. 65,446 8,174,205
American International Group,
Inc. 338,417 26,271,312
Ameris Bancorp 56,049 3,830,949
AMERISAFE, Inc. 10,904 488,281
AmeriServ Financial, Inc. 30,968 87,020
Arch Capital Group, Ltd. 256,753 22,096,163
Associated Banc-Corp. 126,409 3,127,359
Assurant, Inc. 39,842 7,462,407
Assured Guaranty, Ltd. 39,151 3,311,392
Atlantic Union Bankshares Corp. 89,961 2,851,764
* Atlanticus Holdings Corp. 2,224 110,377
Axis Capital Holdings, Ltd. 73,864 6,931,398
* Axos Financial, Inc. 45,903 3,963,724
Banc of California, Inc. 76,115 1,105,190
BancFirst Corp. 15,838 1,972,148
*Bancorp, Inc. (The) 21,984 1,388,509
Bank First Corp. 455 54,063
Bank of America Corp. 2,838,725 134,186,531
Bank of Hawaii Corp. 28,285 1,750,276
Bank of New York Mellon Corp.
(The) 421,154 42,726,073
Bank of NT Butterfield & Son, Ltd.
(The) 35,412 1,611,600
Bank OZK 92,305 4,550,636
BankFinancial Corp. 16,687 185,559
BankUnited , Inc. 55,576 2,026,857
Banner Corp. 31,259 1,940,402
Bar Harbor Bankshares 2,733 79,366
*Berkshire Hathaway, Inc., Class
B 726,748 342,937,846
Berkshire Hills Bancorp, Inc. 30,200 744,128
Blackrock, Inc. 65 71,891
*Block, Inc. 267,568 20,672,304
BOK Financial Corp. 57,226 5,810,156
Bread Financial Holdings, Inc. 37,921 2,324,557
* Brighthouse Financial, Inc. 42,523 2,034,726
Brookline Bancorp, Inc. 47,160 486,691
Byline Bancorp, Inc. 21,915 576,364
Cadence Bank 147,097 5,126,330
Capital City Bank Group, Inc. 14,283 565,464
Capital One Financial Corp. 253,117 54,420,155
Capitol Federal Financial, Inc. 50,879 306,292
Carlyle Group, Inc. (The) 183,513 11,131,899
Shares Value
FINANCIALS — (Continued)
Cathay General Bancorp 55,835 $ 2,524,859
Central Pacific Financial Corp. 1,099 29,299
Chemung Financial Corp. 300 15,180
Chubb, Ltd. 187,598 49,908,572
Cincinnati Financial Corp. 91,944 13,562,659
Citigroup, Inc. 730,979 68,492,732
Citizens Community Bancorp, Inc. 10,355 152,633
Citizens Financial Group, Inc. 225,828 10,776,512
City Holding Co. 9,467 1,155,921
CME Group, Inc. 59,018 16,423,529
CNB Financial Corp. 7,023 161,178
CNO Financial Group, Inc. 78,955 2,908,702
Columbia Banking System, Inc. 161,572 3,845,414
*Columbia Financial, Inc. 3,070 44,177
Comerica, Inc. 106,934 7,225,530
Commerce Bancshares, Inc. 85,438 5,228,806
Community Financial System, Inc. 39,365 2,074,536
Community Trust Bancorp, Inc. 16,592 895,636
Community West Bancshares 316 6,083
ConnectOne Bancorp, Inc. 35,710 822,401
*Consumer Portfolio Services,
Inc. 23,800 188,020
Corebridge Financial, Inc. 398,983 14,187,835
*Credit Acceptance Corp. 4,039 1,980,241
Cullen/Frost Bankers, Inc. 49,706 6,333,041
*Customers Bancorp, Inc. 25,754 1,641,817
#CVB Financial Corp. 101,978 1,905,969
Diamond Hill Investment Group,
Inc. 169 22,911
DigitalBridge Group, Inc. 16,504 177,253
Dime Community Bancshares,
Inc. 24,090 667,534
Donegal Group, Inc., Class A 12,386 212,420
*Donnelley Financial Solutions,
Inc. 352 18,642
Eagle Bancorp, Inc. 2,452 39,453
East West Bancorp, Inc. 107,728 10,799,732
Eastern Bankshares , Inc. 12,625 195,056
Employers Holdings, Inc. 20,972 865,724
Enact Holdings, Inc. 34,101 1,185,351
*Encore Capital Group, Inc. 16,831 620,727
*Enova International, Inc. 20,645 2,158,641
Enterprise Financial Services
Corp. 30,455 1,680,811
Equity Bancshares, Inc., Class A 2,393 89,929
#Esquire Financial Holdings, Inc. 2,575 246,891
Essent Group, Ltd. 94,460 5,288,815
* Euronet Worldwide, Inc. 9,274 901,247
Everest Group, Ltd. 22,278 7,480,952
*EZCORP, Inc., Class A 45,544 652,190
F&G Annuities & Life, Inc. 7,633 243,569
FB Financial Corp. 38,634 1,883,794
Federal Agricultural Mortgage
Corp., Class A 177 22,656
Federal Agricultural Mortgage
Corp., Class C 8,080 1,391,942
Federated Hermes, Inc. 18,912 937,468
Fidelis Insurance Holdings, Ltd. 17,520 264,727
Fidelity National Financial, Inc. 210,027 11,851,824

94
Dimensional US Marketwide Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Fidelity National Information
Services, Inc. 377,487 $ 29,976,243
Fifth Third Bancorp 391,899 16,291,241
Financial Institutions, Inc. 11,074 282,276
First American Financial Corp. 85,094 5,109,895
First Bancorp 131,516 2,739,478
First Bancorp 33,063 1,656,126
First Busey Corp. 46,296 1,033,327
First Business Financial Services,
Inc. 964 45,906
#First Citizens BancShares , Inc.,
Class A 7,203 14,368,256
First Commonwealth Financial
Corp. 83,666 1,381,326
First Financial Bancorp 77,997 1,890,647
First Financial Corp. 1,147 61,422
#First Financial Northwest, Inc. 20,678 24,814
First Hawaiian, Inc. 92,695 2,247,854
First Horizon Corp. 264,146 5,761,024
First Internet Bancorp 5,329 116,865
First Interstate BancSystem , Inc.,
Class A 72,869 2,097,899
First Merchants Corp. 46,975 1,790,687
First Mid Bancshares, Inc. 192 7,290
First United Corp. 1,266 41,613
FirstCash Holdings, Inc. 34,313 4,573,580
*Fiserv, Inc. 65,669 9,124,051
FNB Corp. 288,010 4,412,313
Franklin Resources, Inc. 262,961 6,311,064
Fulton Financial Corp. 146,060 2,621,777
*Genworth Financial, Inc. 308,877 2,427,773
German American Bancorp, Inc. 18,618 715,304
Glacier Bancorp, Inc. 93,732 4,108,274
Global Payments, Inc. 155,901 12,464,285
Globe Life, Inc. 64,949 9,123,386
Goldman Sachs Group, Inc. (The) 151,839 109,869,182
Great Southern Bancorp, Inc. 3,268 186,080
*Hamilton Insurance Group, Ltd.,
Class B 4,784 102,808
Hancock Whitney Corp. 69,659 4,160,035
Hanover Insurance Group, Inc.
(The) 26,381 4,527,771
Hartford Insurance Group, Inc.
(The) 231,913 28,847,658
HCI Group, Inc. 6,254 875,810
Heritage Commerce Corp. 11,806 109,205
Heritage Financial Corp. 8,126 183,160
*Heritage Insurance Holdings, Inc. 8,405 177,261
Hilltop Holdings, Inc. 26,171 774,662
Home Bancorp, Inc. 719 37,597
Home BancShares , Inc. 160,681 4,524,777
Hope Bancorp, Inc. 83,975 838,910
Horace Mann Educators Corp. 27,350 1,163,195
Huntington Bancshares, Inc. 1,033,520 16,980,734
Independent Bank Corp. 23,222 1,475,758
Intercontinental Exchange, Inc. 64,350 11,893,811
International Bancshares Corp. 50,544 3,446,090
Invesco, Ltd. 329,988 6,933,048
Investors Title Co. 1,085 229,174
Shares Value
FINANCIALS — (Continued)
#Jackson Financial, Inc., Class A 57,147 $ 5,003,791
Janus Henderson Group PLC 128,209 5,551,450
Jefferies Financial Group, Inc. 107,425 6,194,125
JPMorgan Chase & Co. 1,876,697 555,952,719
Kemper Corp. 48,555 2,990,502
KeyCorp 571,236 10,236,549
#Lakeland Financial Corp. 9,750 617,857
Landmark Bancorp, Inc. 3,360 81,614
* LendingClub Corp. 70,257 1,095,307
Lincoln National Corp. 29,996 1,143,148
Live Oak Bancshares, Inc. 21,707 686,158
Loews Corp. 110,952 10,045,594
#M&T Bank Corp. 78,366 14,787,664
*Markel Group, Inc. 9,338 18,753,412
Mercantile Bank Corp. 4,938 225,617
Merchants Bancorp 33,326 976,452
Mercury General Corp. 39,351 2,725,057
Meridian Corp. 1,022 15,054
MetLife, Inc. 541,603 41,134,748
Metropolitan Bank Holding Corp. 1,292 91,138
MGIC Investment Corp. 193,373 5,008,361
Middlefield Banc Corp. 452 12,588
MidWestOne Financial Group,
Inc. 10,385 286,003
Morgan Stanley 874,360 124,561,326
MVB Financial Corp. 716 16,282
National Bank Holdings Corp.,
Class A 30,455 1,128,662
Navient Corp. 54,450 704,583
NBT Bancorp, Inc. 38,434 1,590,399
*NCR Atleos Corp. 3,030 92,718
Nelnet, Inc., Class A 20,006 2,496,149
Nicolet Bankshares , Inc. 9,983 1,287,807
*NMI Holdings, Inc. 62,678 2,339,143
Northeast Bank 1,516 150,342
Northern Trust Corp. 154,244 20,051,720
Northfield Bancorp, Inc. 26,091 277,869
Northrim Bancorp, Inc. 4,815 402,197
Northwest Bancshares, Inc. 107,156 1,253,725
OceanFirst Financial Corp. 26,634 446,919
OFG Bancorp 36,498 1,555,545
Old National Bancorp 263,729 5,567,319
Old Republic International Corp. 195,385 7,067,075
OneMain Holdings, Inc. 96,895 5,599,562
Oppenheimer Holdings, Inc.,
Class A 3,097 234,784
Origin Bancorp, Inc. 9,701 354,572
Orrstown Financial Services, Inc. 2,496 82,019
Pacific Premier Bancorp, Inc. 49,018 1,062,220
Park National Corp. 9,231 1,494,222
Pathward Financial, Inc. 19,395 1,466,747
* Payoneer Global, Inc. 156,508 1,028,258
#* Paysafe , Ltd. 19,260 234,009
PennyMac Financial Services,
Inc. 41,842 3,897,164
Peoples Bancorp of North
Carolina, Inc. 275 7,895
Peoples Bancorp, Inc. 21,566 617,650
Pinnacle Financial Partners, Inc. 60,828 5,346,173

95
Dimensional US Marketwide Value ETF
continued
Shares Value
FINANCIALS — (Continued)
PNC Financial Services Group,
Inc. (The) 154,637 $ 29,422,782
Popular, Inc. 54,804 6,279,442
Preferred Bank 10,699 971,683
Primis Financial Corp. 193 2,160
Principal Financial Group, Inc. 173,099 13,472,295
* ProAssurance Corp. 2,315 55,004
PROG Holdings, Inc. 26,426 841,404
Prosperity Bancshares, Inc. 74,192 4,942,671
Provident Financial Holdings, Inc. 4,144 63,507
Provident Financial Services, Inc. 90,412 1,647,307
Prudential Financial, Inc. 206,454 21,384,505
QCR Holdings, Inc. 8,481 602,151
Radian Group, Inc. 106,981 3,488,650
Raymond James Financial, Inc. 141,860 23,709,062
Regions Financial Corp. 576,528 14,603,454
Reinsurance Group of America,
Inc. 33,851 6,514,625
RenaissanceRe Holdings, Ltd. 31,670 7,719,246
Renasant Corp. 50,903 1,865,086
Riverview Bancorp, Inc. 1,682 8,292
S&T Bancorp, Inc. 26,439 968,725
Safety Insurance Group, Inc. 12,958 911,595
SB Financial Group, Inc. 1,184 22,271
Seacoast Banking Corp. of
Florida 43,320 1,221,191
Selective Insurance Group, Inc. 45,922 3,580,538
Shore Bancshares, Inc. 25,218 391,131
Simmons First National Corp.,
Class A 91,976 1,763,180
* SiriusPoint , Ltd. 75,635 1,483,202
*Skyward Specialty Insurance
Group, Inc. 1,336 67,575
SLM Corp. 159,862 5,083,612
* SoFi Technologies, Inc. 472,453 10,667,989
Southside Bancshares, Inc. 12,016 353,751
SouthState Corp. 80,197 7,552,151
State Street Corp. 167,076 18,670,743
Stellar Bancorp, Inc. 25,923 765,506
Stewart Information Services
Corp. 22,301 1,448,004
Stifel Financial Corp. 66,871 7,631,319
#Stock Yards Bancorp, Inc. 18,958 1,417,300
* StoneX Group, Inc. 35,471 3,449,200
Synchrony Financial 285,216 19,870,999
Synovus Financial Corp. 129,850 6,134,114
T. Rowe Price Group, Inc. 95,295 9,667,678
*Texas Capital Bancshares, Inc. 34,797 2,921,904
TFS Financial Corp. 76,470 1,002,522
Timberland Bancorp, Inc. 3,971 124,253
Tiptree, Inc. 29,862 620,532
Tompkins Financial Corp. 304 19,663
Towne Bank 59,296 2,077,139
Travelers Cos., Inc. (The) 187,721 48,852,513
TriCo Bancshares 23,771 977,464
*Triumph Financial, Inc. 12,114 687,106
Truist Financial Corp. 639,896 27,969,854
Trustmark Corp. 47,989 1,787,590
UMB Financial Corp. 58,728 6,459,493
Shares Value
FINANCIALS — (Continued)
United Bankshares , Inc. 116,977 $ 4,155,023
United Community Banks, Inc. 100,870 3,076,535
United Security Bancshares 8,637 73,846
Unity Bancorp, Inc. 3,592 176,403
Universal Insurance Holdings, Inc. 9,717 229,710
Univest Financial Corp. 23,490 677,452
Unum Group 111,612 8,014,858
US Bancorp 901,919 40,550,278
Valley National Bancorp 431,525 4,000,237
Veritex Holdings, Inc. 35,417 1,123,427
#Victory Capital Holdings, Inc.,
Class A 31,700 2,184,447
Virtu Financial, Inc., Class A 46,455 2,050,524
Virtus Investment Partners, Inc. 5,549 1,072,677
Voya Financial, Inc. 74,963 5,247,410
W. R. Berkley Corp. 223,282 15,364,034
WaFd , Inc. 73,522 2,139,858
Walker & Dunlop, Inc. 25,043 1,878,475
Waterstone Financial, Inc. 20,883 277,953
Webster Financial Corp. 132,424 7,634,244
Wells Fargo & Co. 1,601,816 129,154,424
WesBanco , Inc. 67,336 2,028,834
Westamerica Bancorp 22,215 1,064,098
Western Alliance Bancorp 89,838 6,967,835
Western New England Bancorp,
Inc. 13,698 145,884
Western Union Co. (The) 133,315 1,073,186
White Mountains Insurance
Group, Ltd. 1,902 3,400,396
Willis Towers Watson PLC 757 239,068
Wintrust Financial Corp. 49,376 6,319,140
# WisdomTree , Inc. 632 8,387
*World Acceptance Corp. 4,317 679,150
WSFS Financial Corp. 46,300 2,539,092
Zions Bancorp NA 118,060 6,330,377
TOTAL FINANCIALS 2,882,528,676
HEALTH CARE — (13.1%)
Abbott Laboratories 1,084,000 136,789,960
*Acadia Healthcare Co., Inc. 67,876 1,477,661
*ACADIA Pharmaceuticals, Inc. 101,915 2,428,634
* AdaptHealth Corp. 33,865 303,769
* Addus HomeCare Corp. 13,901 1,484,349
Agilent Technologies, Inc. 59,072 6,782,056
*Align Technology, Inc. 20,963 2,704,437
* Alkermes PLC 119,154 3,156,389
* Amedisys , Inc. 3,553 350,326
* Amneal Pharmaceuticals, Inc. 6,239 48,789
#*ANI Pharmaceuticals, Inc. 15,969 1,011,636
*Anika Therapeutics, Inc. 6,027 49,753
* Astrana Health, Inc. 10,909 260,289
#* Avantor , Inc. 143,667 1,930,884
* Azenta , Inc. 23,366 764,068
#Baxter International, Inc. 265,236 5,771,535
Becton Dickinson & Co. 216,869 38,656,899
*Biogen, Inc. 51,693 6,616,704
* BioMarin Pharmaceutical, Inc. 92,805 5,368,769
#*Bio-Rad Laboratories, Inc.,
Class A 17,069 4,129,845

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Dimensional US Marketwide Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
Bio- Techne Corp. 58,473 $ 3,200,227
#* BrightSpring Health Services,
Inc. 61,326 1,266,382
Bristol-Myers Squibb Co. 1,046,990 45,345,137
*Brookdale Senior Living, Inc. 49,500 383,625
* CareDx , Inc. 12,691 155,909
*Castle Biosciences, Inc. 5,356 81,143
*Catalyst Pharmaceuticals, Inc. 80,560 1,718,345
* Centene Corp. 317,067 8,265,937
* Certara , Inc. 54,508 536,359
*Charles River Laboratories
International, Inc. 41,477 7,036,158
Chemed Corp. 7,812 3,220,888
Cigna Group (The) 193,896 51,843,912
*Collegium Pharmaceutical, Inc. 15,235 454,917
Concentra Group Holdings
Parent, Inc. 64,060 1,279,278
CONMED Corp. 15,327 783,976
*Cooper Cos., Inc. (The) 102,141 7,220,347
*Cross Country Healthcare, Inc. 20,775 279,424
*Cumberland Pharmaceuticals,
Inc. 15,183 52,381
CVS Health Corp. 621,615 38,602,291
Danaher Corp. 246,790 48,657,116
#* Dynavax Technologies Corp. 94,879 1,041,771
*Edwards Lifesciences Corp. 303,078 24,037,116
#*Elanco Animal Health, Inc. 387,304 5,298,319
Elevance Health, Inc. 167,251 47,345,413
Encompass Health Corp. 76,812 8,457,769
#* Enovis Corp. 17,260 462,568
Ensign Group, Inc. (The) 44,240 6,636,000
#* Envista Holdings Corp. 148,248 2,800,405
*Exact Sciences Corp. 76,617 3,597,168
* Exelixis , Inc. 207,413 7,512,499
* Fortrea Holdings, Inc. 54,367 312,067
GE HealthCare Technologies, Inc. 375,409 26,774,170
Gilead Sciences, Inc. 380 42,670
*Globus Medical, Inc. 86,426 4,548,600
#*GRAIL, Inc. 3,550 121,445
* Haemonetics Corp. 37,451 2,772,872
*Harmony Biosciences Holdings,
Inc. 46,707 1,643,152
* HealthEquity , Inc. 67,728 6,569,616
HealthStream , Inc. 9,731 254,563
#*Henry Schein, Inc. 95,888 6,486,823
* Hologic , Inc. 176,968 11,825,002
Humana, Inc. 70,686 17,662,311
*ICON PLC 15,378 2,601,804
*ICU Medical, Inc. 13,503 1,733,920
*Illumina, Inc. 200 20,542
* Incyte Corp. 96,622 7,236,022
#* Innoviva , Inc. 53,410 970,460
*Integer Holdings Corp. 27,843 3,021,244
*IQVIA Holdings, Inc. 58,928 10,952,358
*Jazz Pharmaceuticals PLC 46,011 5,274,241
Johnson & Johnson 1,605,336 264,463,053
*Kewaunee Scientific Corp. 1,631 90,260
*Krystal Biotech, Inc. 160 24,619
Labcorp Holdings, Inc. 54,485 14,170,459
Shares Value
HEALTH CARE — (Continued)
#* Lantheus Holdings, Inc. 52,384 $ 3,729,217
*Ligand Pharmaceuticals, Inc. 9,350 1,230,273
* LivaNova PLC 39,392 1,661,948
* Masimo Corp. 141 21,684
Medtronic PLC 856,371 77,278,919
Merck & Co., Inc. 302,050 23,596,146
*Merit Medical Systems, Inc. 45,107 3,827,780
Mesa Laboratories, Inc. 459 35,104
* MiMedx Group, Inc. 13,883 99,819
#* Moderna , Inc. 124,812 3,689,443
*Molina Healthcare, Inc. 42,950 6,780,517
National HealthCare Corp. 12,563 1,206,425
* Neurocrine Biosciences, Inc. 66,826 8,569,098
#* Nutex Health, Inc. 6 509
* Omnicell , Inc. 22,313 691,926
*Option Care Health, Inc. 149,144 4,377,376
*Pennant Group, Inc. (The) 11,042 244,801
Perrigo Co. PLC 100,714 2,686,042
Pfizer, Inc. 4,159,209 96,867,978
Phibro Animal Health Corp.,
Class A 1,684 44,626
#Premier, Inc., Class A 57,573 1,236,668
*Prestige Consumer Healthcare,
Inc. 36,287 2,683,424
* Progyny , Inc. 34,366 807,945
#Quest Diagnostics, Inc. 96,644 16,179,172
* QuidelOrtho Corp. 43,955 1,011,844
Regeneron Pharmaceuticals, Inc. 51,924 28,322,465
#* Repligen Corp. 17,952 2,101,641
# Revvity , Inc. 60,342 5,304,062
Select Medical Holdings Corp. 102,366 1,513,993
* Solventum Corp. 61,299 4,374,297
STERIS PLC 63,573 14,398,649
* Supernus Pharmaceuticals, Inc. 38,228 1,341,803
#*Surgery Partners, Inc. 66,970 1,469,992
Teleflex, Inc. 16,894 2,018,833
*Tenet Healthcare Corp. 75,761 12,218,734
Thermo Fisher Scientific, Inc. 180,428 84,382,567
#*UFP Technologies, Inc. 4,304 974,383
*United Therapeutics Corp. 29,386 8,072,334
UnitedHealth Group, Inc. 715,431 178,542,960
Universal Health Services, Inc.,
Class B 55,804 9,288,576
US Physical Therapy, Inc. 9,068 663,324
* Vaxcyte , Inc. 18,407 624,918
Viatris , Inc. 729,836 6,378,767
Zimmer Biomet Holdings, Inc. 128,191 11,748,705
* Zimvie , Inc. 6,326 118,866
TOTAL HEALTH CARE 1,569,650,358
INDUSTRIALS — (15.1%)
A.O. Smith Corp. 90,326 6,394,178
*AAR Corp. 28,873 2,157,102
ABM Industries, Inc. 49,732 2,294,137
Acme United Corp. 1,030 41,385
Acuity, Inc. 24,953 7,769,117
#* Aebi Schmidt Holding AG 19,816 204,105
AECOM 21,087 2,377,348
#AGCO Corp. 60,737 7,165,144

97
Dimensional US Marketwide Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Air Lease Corp. 90,946 $ 5,038,408
Alamo Group, Inc. 9,674 2,153,239
*Alaska Air Group, Inc. 98,795 5,232,183
Albany International Corp. 24,618 1,334,049
Alight, Inc., Class A 351,056 1,881,660
#*Allegiant Travel Co. 4,694 242,398
Allient , Inc. 4,144 167,045
Allison Transmission Holdings,
Inc. 65,542 5,903,368
* Amentum Holdings, Inc. 86,702 2,164,949
*American Woodmark Corp. 11,916 626,901
AMETEK, Inc. 147,452 27,256,502
*API Group Corp. 243,282 8,775,182
Apogee Enterprises, Inc. 17,180 721,388
Applied Industrial Technologies,
Inc. 29,901 8,118,121
ArcBest Corp. 12,326 901,400
Arcosa , Inc. 38,976 3,347,259
Astec Industries, Inc. 21,338 846,265
#* Astronics Corp. 3,652 131,910
#*ATI, Inc. 65,933 5,072,885
Atkore , Inc. 749 57,688
AZZ, Inc. 22,862 2,503,389
Barrett Business Services, Inc. 11,619 534,125
* BlueLinx Holdings, Inc. 3,269 239,520
Boise Cascade Co. 30,626 2,566,765
Brady Corp., Class A 34,863 2,460,282
* BrightView Holdings, Inc. 55,561 886,198
*Builders FirstSource , Inc. 88,200 11,212,866
#*CACI International, Inc., Class
A 18,022 8,300,393
Cadre Holdings, Inc. 18,171 600,915
Carlisle Cos., Inc. 22 7,804
Carrier Global Corp. 494,323 33,920,444
#*Casella Waste Systems, Inc. 27,655 3,006,928
*CBIZ, Inc. 26,047 1,591,993
*CECO Environmental Corp. 7,962 357,892
* Centuri Holdings, Inc. 121 2,638
#*Chart Industries, Inc. 35,715 7,101,213
Chicago Rivet & Machine Co. 291 3,693
*Clean Harbors, Inc. 40,333 9,510,925
CNH Industrial NV 998,005 12,934,145
Columbus McKinnon Corp. 23,018 337,214
CompX International, Inc. 500 11,650
#Concentrix Corp. 51,109 2,656,135
*Construction Partners, Inc.,
Class A 1,800 181,530
Copa Holdings SA, Class A 26,296 2,909,915
* Copart , Inc. 260,350 11,801,665
*Core & Main, Inc., Class A 28,001 1,781,984
* Costamare Bulkers Holdings,
Ltd. 19,855 178,695
Costamare , Inc. 99,279 1,001,725
Covenant Logistics Group, Inc. 14,160 341,964
CRA International, Inc. 3,668 647,989
Crane Co. 23,646 4,629,177
CSG Systems International, Inc. 6,758 422,105
CSX Corp. 1,396,720 49,639,429
Cummins, Inc. 103,125 37,910,812
Shares Value
INDUSTRIALS — (Continued)
Curtiss-Wright Corp. 18,573 $ 9,104,856
#*Custom Truck One Source, Inc. 39,181 242,530
#* Dayforce , Inc. 125,562 7,241,161
Deere & Co. 187,622 98,383,348
Delta Air Lines, Inc. 531,302 28,270,579
Deluxe Corp. 21,758 350,304
*Distribution Solutions Group, Inc. 16,453 493,096
*DNOW, Inc. 98,540 1,533,282
Donaldson Co., Inc. 89,822 6,464,489
Douglas Dynamics, Inc. 14,892 425,911
Dover Corp. 107,637 19,497,366
*Driven Brands Holdings, Inc. 94,619 1,599,061
*Ducommun, Inc. 11,848 1,077,931
Dun & Bradstreet Holdings, Inc. 267,269 2,432,148
*DXP Enterprises, Inc. 14,344 1,624,601
* Dycom Industries, Inc. 23,137 6,219,457
Eastern Co. (The) 8,217 189,402
Eaton Corp. PLC 116,057 44,649,449
Emerson Electric Co. 407,873 59,349,600
*Energy Recovery, Inc. 17,572 236,343
Enerpac Tool Group Corp. 41,547 1,599,975
EnerSys 31,289 2,890,165
Ennis, Inc. 26,765 476,417
Enpro , Inc. 16,232 3,447,839
* Enviri Corp. 20,240 182,160
Esab Corp. 48,494 6,506,440
ESCO Technologies, Inc. 20,651 4,000,099
Espey Mfg. & Electronics Corp. 1,671 73,524
Federal Signal Corp. 47,368 5,995,368
FedEx Corp. 195,132 43,610,051
#*First Advantage Corp. 88,661 1,532,949
Flowserve Corp. 106,379 5,961,479
*Fluor Corp. 127,805 7,255,490
Fortive Corp. 242,690 11,632,132
Fortune Brands Innovations, Inc. 97,850 5,336,739
Franklin Electric Co., Inc. 37,052 3,481,035
#*Frontier Group Holdings, Inc. 67,640 296,263
*FTI Consulting, Inc. 26,345 4,382,491
*Gates Industrial Corp. PLC 209,761 5,202,073
GATX Corp. 28,568 4,362,048
# Genco Shipping & Trading, Ltd. 20,882 332,650
* Gencor Industries, Inc. 12,989 189,380
*Generac Holdings, Inc. 45,984 8,952,625
General Dynamics Corp. 173,878 54,182,124
Genpact , Ltd. 163,748 7,213,099
*Gibraltar Industries, Inc. 23,486 1,550,781
*GMS, Inc. 35,183 3,857,464
Gorman-Rupp Co. (The) 18,351 755,327
Graco , Inc. 83,468 7,009,643
#Granite Construction, Inc. 34,954 3,302,104
*Great Lakes Dredge & Dock
Corp. 44,893 497,414
Greenbrier Cos., Inc. (The) 25,165 1,145,007
#*GXO Logistics, Inc. 94,329 4,689,095
*Hayward Holdings, Inc. 175,920 2,705,650
*Healthcare Services Group, Inc. 27,845 362,263
Heidrick & Struggles International,
Inc. 16,854 750,509

98
Dimensional US Marketwide Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Helios Technologies, Inc. 6,501 $ 238,522
# Herc Holdings, Inc. 29,708 3,470,191
#Hexcel Corp. 61,119 3,661,639
Hillenbrand, Inc. 8,972 185,810
*Hillman Solutions Corp. 157,016 1,238,856
HNI Corp. 37,864 1,947,724
Hub Group, Inc., Class A 55,390 1,939,758
Huntington Ingalls Industries, Inc. 31,963 8,913,202
* Hurco Cos., Inc. 3,927 75,477
*Huron Consulting Group, Inc. 14,032 1,853,347
Hyster -Yale, Inc. 9,866 414,471
ICF International, Inc. 14,984 1,257,008
IDEX Corp. 49,919 8,162,256
Ingersoll Rand, Inc. 238,237 20,161,997
Insteel Industries, Inc. 15,459 558,070
Interface, Inc. 27,526 567,586
ITT, Inc. 57,926 9,845,103
Jacobs Solutions, Inc. 99,337 14,092,940
*Janus International Group, Inc. 25,484 218,398
JB Hunt Transport Services, Inc. 83,800 12,071,390
JBT Marel Corp. 11,631 1,602,752
#*JetBlue Airways Corp. 81,964 363,920
Johnson Controls International
PLC 323,571 33,974,955
# Kadant , Inc. 9,402 3,128,704
KBR, Inc. 98,924 4,623,708
#Kennametal, Inc. 79,077 1,957,947
Kforce , Inc. 3,851 134,207
*Kirby Corp. 45,649 4,350,806
Knight-Swift Transportation
Holdings, Inc. 127,554 5,421,045
Korn Ferry 41,533 2,943,444
* Kratos Defense & Security
Solutions, Inc. 80,298 4,713,493
L3Harris Technologies, Inc. 109,751 30,161,770
Landstar System, Inc. 26,436 3,525,769
Leidos Holdings, Inc. 100,549 16,052,648
Leonardo DRS, Inc. 89,941 3,741,546
Lindsay Corp. 9,083 1,239,920
*Liquidity Services, Inc. 10,331 246,704
LSI Industries, Inc. 15,841 289,890
ManpowerGroup , Inc. 32,136 1,325,610
Marten Transport, Ltd. 64,900 789,184
* MasTec , Inc. 58,076 10,988,560
*Masterbrand, Inc. 100,932 1,113,280
Matson, Inc. 26,569 2,837,038
Maximus, Inc. 48,613 3,590,556
McGrath RentCorp 19,600 2,445,884
*Mercury Systems, Inc. 4,601 241,967
#* Middleby Corp. (The) 48,109 6,985,427
Miller Industries, Inc. 9,872 402,284
MillerKnoll , Inc. 38,503 730,787
Moog, Inc., Class A 22,625 4,379,747
*MRC Global, Inc. 65,234 957,635
#MSA Safety, Inc. 29,260 5,204,476
MSC Industrial Direct Co., Inc. 47,570 4,120,513
Mueller Industries, Inc. 88,612 7,564,806
Shares Value
INDUSTRIALS — (Continued)
Mueller Water Products, Inc.,
Class A 125,431 $ 3,105,672
*MYR Group, Inc. 11,034 2,135,079
National Presto Industries, Inc. 1,686 162,615
* NEXTracker , Inc., Class A 116,728 6,800,573
Nordson Corp. 44,133 9,453,730
Norfolk Southern Corp. 184,872 51,394,416
Northrop Grumman Corp. 104,080 60,013,569
*NPK International, Inc. 71,493 644,867
*NV5 Global, Inc. 47,936 1,076,163
nVent Electric PLC 105,278 8,255,901
*NWPX Infrastructure, Inc. 5,286 220,849
*OPENLANE, Inc. 78,969 1,945,796
Oshkosh Corp. 52,383 6,628,021
Owens Corning 69,269 9,658,177
PACCAR, Inc. 393,329 38,845,172
*PAMT Corp. 21,720 246,088
Park Aerospace Corp. 9,330 168,127
Parker-Hannifin Corp. 28,051 20,530,527
*Parsons Corp. 83,619 6,204,530
Pentair PLC 121,081 12,374,478
* Perma -Pipe International
Holdings, Inc. 8,687 192,504
#Powell Industries, Inc. 8,887 2,107,108
Preformed Line Products Co. 2,125 327,951
Primoris Services Corp. 43,969 4,140,561
*Proto Labs, Inc. 9,419 406,147
Quad/Graphics, Inc. 8,122 43,290
Quanex Building Products Corp. 26,212 510,610
#Quanta Services, Inc. 50,023 20,315,841
*Radiant Logistics, Inc. 42,044 248,480
*RBC Bearings, Inc. 16,392 6,349,277
*RCM Technologies, Inc. 3,924 94,608
Regal Rexnord Corp. 50,788 7,764,469
Republic Services, Inc. 247 56,971
* Resideo Technologies, Inc. 133,573 3,646,543
REV Group, Inc. 27,795 1,377,242
Robert Half, Inc. 79,588 2,937,593
RTX Corp. 664,316 104,676,272
#Rush Enterprises, Inc., Class A 32,860 1,779,040
#Rush Enterprises, Inc., Class B 38,390 2,084,961
*RXO, Inc. 832 12,854
Ryder System, Inc. 32,911 5,848,614
*Saia, Inc. 20,716 6,261,204
#Schneider National, Inc., Class B 77,289 1,889,716
Science Applications International
Corp. 38,144 4,252,293
Sensata Technologies Holding
PLC 628 19,317
*Shoals Technologies Group, Inc.,
Class A 57,217 308,400
*SIFCO Industries, Inc. 4,527 22,001
Simpson Manufacturing Co., Inc. 32,601 5,849,597
* SiteOne Landscape Supply, Inc. 33,998 4,685,944
*SkyWest, Inc. 32,507 3,769,512
#Snap-on, Inc. 40,848 13,119,969
#Southwest Airlines Co. 378,048 11,693,025
*SPX Technologies, Inc. 36,562 6,668,543

99
Dimensional US Marketwide Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
SS&C Technologies Holdings,
Inc. 192,848 $ 16,484,647
Standex International Corp. 9,656 1,590,729
#Stanley Black & Decker, Inc. 100,627 6,807,417
Steelcase, Inc., Class A 78,839 814,407
*Sterling Infrastructure, Inc. 800 214,072
*Sun Country Airlines Holdings,
Inc. 5,567 64,522
* TaskUS , Inc., Class A 3,653 62,393
# Tecnoglass , Inc. 33,375 2,604,251
Tennant Co. 15,302 1,263,027
Terex Corp. 48,986 2,491,428
Tetra Tech, Inc. 130,660 4,800,448
Textron, Inc. 117,524 9,139,841
* Thermon Group Holdings, Inc. 26,453 748,091
Timken Co. (The) 56,931 4,331,880
*Titan International, Inc. 18,000 152,280
*Titan Machinery, Inc. 22,958 443,549
Toro Co. (The) 81,771 6,071,497
TransUnion 152,296 14,497,056
Trinity Industries, Inc. 66,286 1,544,464
#*TTEC Holdings, Inc. 41,606 207,198
Twin Disc, Inc. 6,900 59,685
UFP Industries, Inc. 48,336 4,736,928
*U-Haul Holding Co. 481 27,831
U-Haul Holding Co. 127,817 6,646,484
* Ultralife Corp. 3,309 26,373
UniFirst Corp. 11,951 2,043,980
*United Airlines Holdings, Inc. 285,264 25,191,664
United Parcel Service, Inc., Class
B 477,950 41,180,172
United Rentals, Inc. 27,988 24,711,725
#Universal Logistics Holdings,
Inc. 3,032 72,556
* Upwork , Inc. 91,795 1,097,868
*V2X, Inc. 19,454 921,730
Valmont Industries, Inc. 15,340 5,582,993
Vestis Corp. 4,896 29,670
* Vicor Corp. 19,554 868,980
# Virco Mfg. Corp. 12,601 97,532
#VSE Corp. 14,801 2,316,949
Wabash National Corp. 28,779 286,639
Watts Water Technologies, Inc.,
Class A 20,963 5,499,014
#Werner Enterprises, Inc. 57,621 1,597,254
WESCO International, Inc. 39,037 8,079,097
Westinghouse Air Brake
Technologies Corp. 100,346 19,271,449
Willis Lease Finance Corp. 6,761 957,222
# WillScot Holdings Corp. 132,652 3,893,336
Woodward, Inc. 21,004 5,399,708
Worthington Enterprises, Inc. 24,364 1,509,837
Xylem, Inc. 142,859 20,660,269
Zurn Elkay Water Solutions Corp. 135,311 5,987,512
TOTAL INDUSTRIALS 1,815,111,407
INFORMATION TECHNOLOGY — (10.2%)
A10 Networks, Inc. 40,531 746,581
Accenture PLC, Class A 107,914 28,823,829
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*ACI Worldwide, Inc. 85,321 $ 3,631,262
Adeia , Inc. 76,079 985,223
Advanced Energy Industries, Inc. 23,573 3,274,761
*Advanced Micro Devices, Inc. 566,753 99,924,221
*Akamai Technologies, Inc. 117,180 8,942,006
*Alarm.com Holdings, Inc. 34,488 1,884,079
* Alithya Group, Inc., Class A 1,464 2,533
#*Allegro MicroSystems , Inc. 977 30,688
*Alpha & Omega Semiconductor,
Ltd. 16,604 422,904
Amdocs, Ltd. 90,509 7,725,848
Amkor Technology, Inc. 81,571 1,840,242
Analog Devices, Inc. 193,824 43,538,685
*Arrow Electronics, Inc. 41,489 4,812,724
*ASGN, Inc. 35,609 1,785,435
* AstroNova , Inc. 6,285 71,020
#*Aurora Innovation, Inc. 295 1,714
Avnet, Inc. 68,280 3,614,743
*Aware, Inc. 14,326 30,371
#* Axcelis Technologies, Inc. 4,555 308,328
Bel Fuse, Inc., Class A 3,574 409,330
#Bel Fuse, Inc., Class B 6,714 873,089
Belden, Inc. 32,162 3,976,831
Benchmark Electronics, Inc. 29,427 1,132,939
* Blackbaud , Inc. 3,187 214,868
*Calix, Inc. 2,800 158,732
#*CCC Intelligent Solutions
Holdings, Inc. 523,342 5,060,717
#* Cerence , Inc. 15,038 129,327
* Ciena Corp. 105,324 9,778,280
*Cipher Mining, Inc. 27,129 148,124
*Cirrus Logic, Inc. 41,757 4,205,347
Cisco Systems, Inc. 3,050,147 207,654,008
Climb Global Solutions, Inc. 253 29,854
Cognex Corp. 87,860 3,582,052
Cognizant Technology Solutions
Corp., Class A 442,284 31,738,300
*Coherent Corp. 102,124 10,988,542
* Cohu , Inc. 24,536 438,213
Corning, Inc. 630,455 39,869,974
#Crane NXT Co. 46,627 2,766,846
CSP, Inc. 4,507 46,242
CTS Corp. 23,767 931,429
*Daktronics, Inc. 22,203 360,133
*Diebold Nixdorf, Inc. 14,329 806,579
*Digi International, Inc. 29,519 962,615
*Diodes, Inc. 44,026 2,173,564
Dolby Laboratories, Inc., Class A 45,390 3,419,683
*DXC Technology Co. 125,860 1,712,955
# Entegris , Inc. 54,622 4,285,642
*EPAM Systems, Inc. 38,971 6,146,116
* ePlus , Inc. 21,125 1,368,478
*F5, Inc. 50,834 15,932,392
* Fabrinet 20,175 6,531,253
*First Solar, Inc. 80,522 14,069,609
*Flex, Ltd. 301,778 15,049,669
* FormFactor , Inc. 10,326 293,362
#Frequency Electronics, Inc. 7,390 196,574

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Dimensional US Marketwide Value ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#* GlobalFoundries , Inc. 135,756 $ 5,075,917
#* Globant SA 22,728 1,915,061
*GSI Technology, Inc. 2,491 10,836
#Hackett Group, Inc. (The) 6,623 154,912
*Harmonic, Inc. 38,692 329,269
Hewlett Packard Enterprise Co. 854,386 17,677,246
#*I3 Verticals, Inc., Class A 4,116 115,166
*Ichor Holdings, Ltd. 7,560 149,612
* Informatica , Inc., Class A 17,342 428,347
#*Insight Enterprises, Inc. 25,986 3,081,420
Intel Corp. 1,374,289 27,210,922
# InterDigital , Inc. 14,628 3,776,950
* Itron , Inc. 35,768 4,454,547
Jabil, Inc. 49 10,935
*Key Tronic Corp. 15,978 46,975
* Keysight Technologies, Inc. 123,086 20,175,026
*Kimball Electronics, Inc. 19,417 364,263
*Knowles Corp. 61,492 1,248,903
Kulicke & Soffa Industries, Inc. 25,497 835,282
* Kyndryl Holdings, Inc. 1 38
Littelfuse , Inc. 19,108 4,917,062
* LiveRamp Holdings, Inc. 6,683 219,336
Marvell Technology, Inc. 390,474 31,382,395
* MaxLinear , Inc. 184 2,911
* Meridianlink , Inc. 22,893 365,830
Methode Electronics, Inc. 5,498 36,067
Microchip Technology, Inc. 8,153 551,061
Micron Technology, Inc. 835,684 91,206,552
#* Mirion Technologies, Inc. 173,056 3,867,802
* Mitek Systems, Inc. 35,317 318,559
MKS, Inc. 1,382 131,539
*MongoDB, Inc. 39,236 9,333,852
*NCR Voyix Corp. 97,491 1,327,827
*NETGEAR, Inc. 2,872 66,774
* NetScout Systems, Inc. 29,693 636,024
#* Novanta , Inc. 12 1,476
NXP Semiconductors NV 10,509 2,246,509
* Okta , Inc. 91,822 8,980,192
*ON Semiconductor Corp. 206,893 11,660,489
OneSpan , Inc. 3,176 46,846
*Onto Innovation, Inc. 20,897 1,979,991
*Optical Cable Corp. 10,474 46,924
#*OSI Systems, Inc. 16,478 3,641,803
PC Connection, Inc. 20,670 1,273,065
#*Penguin Solutions, Inc. 34,571 814,838
* Photronics , Inc. 50,620 1,030,623
*Plexus Corp. 21,649 2,760,247
Power Integrations, Inc. 8,693 421,784
#Progress Software Corp. 29,280 1,407,782
* Qorvo , Inc. 59,095 4,940,342
* Ralliant Corp. 80,864 3,697,102
*Rambus, Inc. 31,174 2,304,694
Richardson Electronics, Ltd. 6,110 61,589
Roper Technologies, Inc. 54,173 29,816,819
Salesforce, Inc. 472,951 122,177,432
* Sandisk Corp. 70,872 3,041,826
*Sanmina Corp. 42,772 4,963,263
#Sapiens International Corp. NV 27,367 750,129
Shares Value
INFORMATION TECHNOLOGY — (Continued)
* ScanSource , Inc. 20,741 $ 805,580
* SentinelOne , Inc., Class A 51,405 942,768
*Silicon Laboratories, Inc. 5,223 688,235
Skyworks Solutions, Inc. 88,006 6,031,931
* Sprinklr , Inc., Class A 94,453 851,022
* Stratasys , Ltd. 1,989 21,541
* Synaptics , Inc. 17,729 1,111,608
TD SYNNEX Corp. 53,708 7,754,898
TE Connectivity PLC 223,046 45,891,715
*Teledyne Technologies, Inc. 25,698 14,160,112
Teradyne, Inc. 105,832 11,369,532
*Trimble, Inc. 124,248 10,423,165
*TTM Technologies, Inc. 81,014 3,827,912
* Twilio , Inc., Class A 99,498 12,835,242
*Ultra Clean Holdings, Inc. 36,746 827,520
*Unity Software, Inc. 119,247 3,978,080
Universal Display Corp. 134 19,350
* Veeco Instruments, Inc. 17,505 363,754
* Verint Systems, Inc. 54,684 1,163,676
* Viasat , Inc. 15,081 247,781
* Viavi Solutions, Inc. 148,208 1,489,490
Vishay Intertechnology , Inc. 100,415 1,645,802
#*Vishay Precision Group, Inc. 9,951 263,901
Vontier Corp. 112,012 4,645,138
Western Digital Corp. 272,847 21,470,330
*Zebra Technologies Corp. 36,772 12,466,443
*Zoom Communications, Inc. 133,045 9,851,982
TOTAL INFORMATION
TECHNOLOGY 1,224,478,356
MATERIALS — (6.6%)
AdvanSix , Inc. 15,639 314,657
Air Products and Chemicals, Inc. 171,678 49,422,663
#Albemarle Corp. 80,131 5,436,888
Alcoa Corp. 202,336 6,064,010
*Alpha Metallurgical Resources,
Inc. 12,217 1,442,461
Amcor PLC 1,721,440 16,095,464
AptarGroup, Inc. 53,743 8,445,175
*Ascent Industries Co. 1,028 13,189
Ashland, Inc. 23,527 1,213,052
Avery Dennison Corp. 19,500 3,271,515
Avient Corp. 82,322 2,598,906
*Axalta Coating Systems, Ltd. 182,321 5,163,331
Balchem Corp. 5,103 778,054
Ball Corp. 213,134 12,204,053
Cabot Corp. 43,088 3,110,092
Carpenter Technology Corp. 45,640 11,382,160
Celanese Corp. 73,017 3,813,678
*Century Aluminum Co. 60,247 1,276,031
CF Industries Holdings, Inc. 176,933 16,424,690
# Chemours Co. (The) 539 6,457
*Clearwater Paper Corp. 895 20,191
*Cleveland-Cliffs, Inc. 62,825 660,919
*Coeur Mining, Inc. 308,261 2,678,788
Commercial Metals Co. 90,580 4,697,479
*Core Molding Technologies, Inc. 9,557 159,028
Corteva , Inc. 350,726 25,297,866
CRH PLC 402,555 38,423,875

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Dimensional US Marketwide Value ETF
continued
Shares Value
MATERIALS — (Continued)
Crown Holdings, Inc. 102,865 $ 10,220,666
#Dow, Inc. 521,050 12,135,255
DuPont de Nemours, Inc. 212,762 15,297,588
#Eagle Materials, Inc. 25,406 5,698,312
Eastman Chemical Co. 94,697 6,875,949
* Ecovyst , Inc. 59,251 510,151
Element Solutions, Inc. 197,339 4,657,200
# Ferroglobe PLC 22,898 96,859
#* Flotek Industries, Inc. 208 2,506
Fortitude Gold Corp. 14,303 50,347
Freeport-McMoRan, Inc. 1,197,640 48,193,034
Friedman Industries, Inc. 3,048 46,208
#Graphic Packaging Holding Co. 244,560 5,468,362
Greif, Inc., Class A 23,059 1,462,632
Greif, Inc., Class B 400 26,260
Hawkins, Inc. 10,037 1,638,841
HB Fuller Co. 53,882 3,028,168
Hecla Mining Co. 476,823 2,736,964
Huntsman Corp. 9,542 92,557
* Ingevity Corp. 10,308 430,771
Innospec , Inc. 22,441 1,793,036
International Flavors &
Fragrances, Inc. 133,469 9,480,303
#International Paper Co. 257,732 12,046,394
*Intrepid Potash, Inc. 1,693 56,343
#*James Hardie Industries PLC 94,532 2,452,160
Kaiser Aluminum Corp. 22,135 1,711,257
*Knife River Corp. 46,130 3,804,802
Koppers Holdings, Inc. 2,245 73,771
Linde PLC 333,824 153,645,834
Louisiana-Pacific Corp. 55,665 5,032,673
*LSB Industries, Inc. 23,056 178,223
LyondellBasell Industries NV,
Class A 172,346 9,984,004
* Magnera Corp. 24,967 310,839
Martin Marietta Materials, Inc. 35,180 20,224,278
Materion Corp. 16,609 1,748,928
Mercer International, Inc. 6,765 25,098
* Metallus , Inc. 23,312 368,330
Minerals Technologies, Inc. 25,810 1,500,852
Mosaic Co. (The) 157,332 5,665,525
NewMarket Corp. 7,043 4,838,541
Newmont Corp. 836,846 51,968,137
Northern Technologies
International Corp. 6,070 46,739
Nucor Corp. 135,724 19,418,033
*O-I Glass, Inc. 97,949 1,274,316
Olin Corp. 99,861 1,891,367
Olympic Steel, Inc. 9,959 309,725
Packaging Corp. of America 73,670 14,273,563
*Perimeter Solutions, Inc. 18,231 294,066
PPG Industries, Inc. 187,027 19,731,349
# Ramaco Resources, Inc., Class
A 330 6,716
Ramaco Resources, Inc., Class B 12 163
*Rayonier Advanced Materials,
Inc. 33,663 129,266
Reliance, Inc. 33,631 9,757,362
Royal Gold, Inc. 51,966 7,868,692
Shares Value
MATERIALS — (Continued)
RPM International, Inc. 98,061 $ 11,513,342
Ryerson Holding Corp. 22,975 473,285
Sealed Air Corp. 73,572 2,153,452
Sensient Technologies Corp. 33,863 3,802,476
Silgan Holdings, Inc. 87,243 4,059,417
Smurfit WestRock PLC 336,822 14,948,160
Sonoco Products Co. 82,064 3,698,624
Steel Dynamics, Inc. 116,054 14,803,848
Stepan Co. 432 21,933
SunCoke Energy, Inc. 67,414 498,189
Sylvamo Corp. 38,843 1,789,497
TriMas Corp. 20,221 722,496
Tronox Holdings PLC 107,924 344,278
United States Lime & Minerals,
Inc. 19,093 1,901,281
Vulcan Materials Co. 96,957 26,631,179
Warrior Met Coal, Inc. 6,485 333,199
#Westlake Corp. 45,981 3,646,293
Worthington Steel, Inc. 17,080 521,282
TOTAL MATERIALS 792,856,218
REAL ESTATE — (0.7%)
*CBRE Group, Inc., Class A 213,323 33,222,924
#* CoStar Group, Inc. 201,765 19,206,010
*Cushman & Wakefield PLC 184,019 2,243,192
* Forestar Group, Inc. 25,236 625,853
#*Howard Hughes Holdings, Inc. 33,708 2,316,751
*Jones Lang LaSalle, Inc. 31,358 8,477,949
Marcus & Millichap, Inc. 19,988 622,826
Millrose Properties, Inc. 17,519 525,395
Newmark Group, Inc., Class A 116,215 1,762,981
#*Seaport Entertainment Group,
Inc. 8,435 194,595
St. Joe Co. (The) 42,958 2,169,379
*Stratus Properties, Inc. 2,821 44,953
*Zillow Group, Inc., Class A 31,091 2,386,234
*Zillow Group, Inc., Class C 93,231 7,416,526
TOTAL REAL ESTATE 81,215,568
UTILITIES — (0.1%)
Brookfield Renewable Corp. 14,075 515,567
Genie Energy, Ltd., Class B 1,834 37,267
* Hallador Energy Co. 19,598 345,709
MDU Resources Group, Inc. 166,263 2,868,037
New Jersey Resources Corp. 83,196 3,819,528
NRG Energy, Inc. 230 38,456
Ormat Technologies, Inc. 48,623 4,347,383
TOTAL UTILITIES 11,971,947
TOTAL COMMON STOCKS 11,628,745,913
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
* OmniAb , Inc.- Vesting 12.5 423 –
* OmniAb , Inc.- Vesting 15 423 –
TOTAL HEALTH CARE –
TOTAL RIGHTS/WARRANTS –
TOTAL INVESTMENT SECURITIES — (96.9%)
(Cost $8,457,335,917) 11,628,745,913

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Dimensional US Marketwide Value ETF
continued
Shares Value
SECURITIES LENDING COLLATERAL — (3.1%)
@§The DFA Short Term
Investment Fund 31,854,589 $ 368,462,035
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,825,797,952) $ 11,997,207,948
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 803,102,847 $ — $ — $ 803,102,847
Consumer Discretionary ................ 640,959,152 — — 640,959,152
Consumer Staples .................... 519,581,354 — — 519,581,354
Energy ............................. 1,287,290,030 — — 1,287,290,030
Financials ........................... 2,882,503,862 24,814 — 2,882,528,676
Health Care ......................... 1,569,650,358 — — 1,569,650,358
Industrials ........................... 1,815,111,407 — — 1,815,111,407
Information Technology ................ 1,224,478,356 — — 1,224,478,356
Materials ........................... 792,856,218 — — 792,856,218
Real Estate .......................... 81,215,568 — — 81,215,568
Utilities ............................. 11,971,947 — — 11,971,947
Rights/Warrants
Health Care ......................... — — — —
Securities Lending Collateral .............. — 368,462,035 — 368,462,035
Total Investments ....................... $11,628,721,099 $368,486,849 $— $11,997,207,948

103
Dimensional International Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (97.4%)
AUSTRALIA — (5.4%)
#Ampol, Ltd. 176,086 $ 3,100,745
Ansell, Ltd. 19,586 377,682
ANZ Group Holdings, Ltd. 2,788,722 55,158,220
Aurizon Holdings, Ltd. 5,526,330 11,528,309
Bank of Queensland, Ltd. 235,773 1,155,214
Bendigo & Adelaide Bank, Ltd. 749,171 5,908,821
#BlueScope Steel, Ltd. 1,650,595 25,261,173
Challenger, Ltd. 579,478 3,070,581
Cleanaway Waste
Management, Ltd. 3,796,259 7,039,343
Dyno Nobel, Ltd. 2,113,097 3,999,913
Endeavour Group, Ltd. 2,098,394 5,525,787
#Evolution Mining, Ltd. 4,771,574 21,843,140
Fortescue, Ltd. 1,210,712 13,851,987
Harvey Norman Holdings, Ltd. 2,274,074 8,492,125
National Australia Bank, Ltd. 3,525,485 88,320,985
Northern Star Resources, Ltd. 1,095,761 10,984,701
Orica, Ltd. 1,751,029 24,103,763
Origin Energy, Ltd., Class B 3,078,859 23,133,666
Perseus Mining, Ltd. 74,877 157,645
QBE Insurance Group, Ltd. 1,849,364 27,624,485
Ramsay Health Care, Ltd. 10,318 257,558
Rio Tinto, Ltd. 566,306 40,727,536
*Sandfire Resources, Ltd. 59,889 410,273
Santos, Ltd. 10,207,154 51,720,558
Sonic Healthcare, Ltd. 1,588,442 28,237,196
South32, Ltd. 6,350,151 12,020,297
Suncorp Group, Ltd. 2,109,211 28,463,946
TPG Telecom, Ltd. 516,133 1,841,006
Treasury Wine Estates, Ltd.,
Class B 472,253 2,301,730
Westpac Banking Corp. 4,031,435 87,784,344
#Whitehaven Coal, Ltd. 1,114,194 4,619,878
Woodside Energy Group, Ltd. 3,329,925 57,008,103
Worley, Ltd. 498,792 4,287,307
#Yancoal Australia, Ltd. 1,801,763 7,331,596
TOTAL AUSTRALIA 667,649,613
AUSTRIA — (0.2%)
Erste Group Bank AG 116,533 10,743,534
OMV AG 239,245 12,234,571
TOTAL AUSTRIA 22,978,105
BELGIUM — (0.8%)
Ageas SA/NV, Class B 380,188 25,999,740
Anheuser-Busch InBev SA/NV 429,657 25,276,545
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 412 23,760
KBC Group NV 385,793 40,517,295
Solvay SA, Class A 8,239 260,077
Syensqo SA 86,501 6,926,337
TOTAL BELGIUM 99,003,754
Shares Value
CANADA — (11.0%)
#Agnico Eagle Mines, Ltd.,
ADR 206,572 $ 25,689,294
AltaGas, Ltd. 279,103 8,258,727
ARC Resources, Ltd. 872,170 17,064,264
Bank of Montreal 467,047 51,665,522
Bank of Montreal, ADR 525,016 57,982,767
Bank of Nova Scotia (The) 433,323 24,161,781
Bank of Nova Scotia (The),
ADR 1,086,104 60,398,243
Barrick Mining Corp. 5,248,797 110,854,593
Barrick Mining Corp. 67,811 1,434,647
#Canadian Imperial Bank of
Commerce 1,018,051 72,921,479
#Canadian Imperial Bank of
Commerce, ADR 792,628 56,625,344
Canadian Tire Corp., Ltd.,
Class A 97,786 13,125,837
Cenovus Energy, Inc., ADR 3,851,413 58,657,020
Empire Co., Ltd., Class A 346,196 13,817,291
Endeavour Mining PLC 199,554 6,004,446
#Fairfax Financial Holdings,
Ltd. 53,225 94,348,632
*First Quantum Minerals, Ltd. 652,583 10,993,207
iA Financial Corp., Inc. 246,016 24,134,498
IGM Financial, Inc. 217,116 7,205,007
Imperial Oil, Ltd., Registered 8,086 674,938
Kinross Gold Corp. 2,808,020 44,928,320
Kinross Gold Corp. 1,396,532 22,394,209
Lundin Mining Corp.,
Registered 1,980,255 20,267,338
#Magna International, Inc. 48,194 1,980,676
#Magna International, Inc. 553,238 22,682,758
Manulife Financial Corp. 325,331 10,087,838
Manulife Financial Corp., ADR 1,128,759 34,946,379
MEG Energy Corp. 455,514 8,997,930
Nutrien, Ltd. 341,282 20,293,511
#Nutrien, Ltd. 1,181,288 70,074,004
#Pan American Silver Corp. 711,723 19,230,755
Pembina Pipeline Corp. 152,017 5,653,512
Pembina Pipeline Corp. 407,680 15,186,084
Rogers Communications, Inc.,
Class B 9,163 306,726
Saputo, Inc. 189,913 3,991,806
Suncor Energy, Inc. 404,712 15,997,621
Suncor Energy, Inc. 2,077,913 81,994,447
Teck Resources, Ltd., Class A 363 12,275
Teck Resources, Ltd., Class B 1,062 34,513
Teck Resources, Ltd., Class B 1,101,486 35,754,235
Toronto-Dominion Bank (The) 357,841 26,120,801
#Toronto-Dominion Bank
(The), ADR 1,675,509 122,111,096
#Tourmaline Oil Corp. 1,314,328 56,060,122
West Fraser Timber Co., Ltd. 7,538 522,459
West Fraser Timber Co., Ltd. 67,625 4,698,606

104
Dimensional International Value ETF
continued
Shares Value
CANADA — (Continued)
Whitecap Resources, Inc. 922,138 $ 6,976,647
TOTAL CANADA 1,367,322,205
DENMARK — (2.3%)
#AP Moller - Maersk A/S,
Class A 3,375 6,667,331
AP Moller - Maersk A/S, Class
B 8,251 16,445,431
Carlsberg A/S, Class B 179,799 22,569,155
#Coloplast A/S, Class B 242,070 22,403,129
Danske Bank A/S 748,843 29,919,952
*Demant A/S 224,238 8,563,887
DSV A/S 298,319 67,008,931
*Genmab A/S 78,225 17,247,090
*Genmab A/S, Class S, ADR 9,780 211,933
H Lundbeck A/S, Class A 260,514 1,376,121
#Novonesis Novozymes B,
Class B 676,200 44,161,439
Pandora A/S 118,397 19,712,101
ROCKWOOL A/S, Class A 4,960 218,450
ROCKWOOL A/S, Class B 196,684 8,639,815
#Tryg A/S 431,438 10,448,716
Vestas Wind Systems A/S 553,712 10,191,253
TOTAL DENMARK 285,784,734
FINLAND — (0.5%)
#Fortum OYJ 268,816 4,950,441
Nokia OYJ 9,852,878 40,462,083
#Nokia OYJ, Sponsored ADR 1,499,992 6,119,967
Nordea Bank Abp 164,223 2,405,895
UPM-Kymmene OYJ 407,658 10,614,757
TOTAL FINLAND 64,553,143
FRANCE — (9.1%)
*Alstom SA 350,652 8,283,592
ΩAmundi SA 50,493 3,759,336
AXA SA 53,618 2,619,194
BNP Paribas SA 1,014,172 92,930,847
Bollore SE, Class A 336,846 1,952,736
Bouygues SA 986,248 40,806,292
Capgemini SE 30,702 4,599,801
Carrefour SA 1,814,069 26,098,874
Cie de Saint-Gobain SA 1,155,082 132,600,891
Cie Generale des
Etablissements Michelin SCA 2,078,330 74,359,451
Credit Agricole SA 680,005 12,569,480
Eiffage SA, Class P 245,127 33,007,739
Engie SA 5,351,090 120,163,883
Ipsen SA 9,865 1,170,870
Louis Hachette Group 354,724 666,039
Orange SA 6,006,597 91,744,443
Pernod Ricard SA 131,243 13,573,288
Publicis Groupe SA 203,772 18,704,735
Renault SA 637,635 23,871,812
Rexel SA 477,043 14,512,599
Sanofi SA 800,940 72,273,534
Sanofi SA, Sponsored ADR 218 9,949
Societe Generale SA 1,815,237 116,263,592
#STMicroelectronics NV- NYS 342,728 8,715,573
TotalEnergies SE 3,687,620 219,557,968
Shares Value
FRANCE — (Continued)
Vinci SA 5,974 $ 831,441
Vivendi SE 619,055 2,355,882
TOTAL FRANCE 1,138,003,841
GERMANY — (8.5%)
BASF SE 2,984,743 147,441,952
Bayer AG, Registered 1,648,279 51,596,560
Bayerische Motoren Werke AG 400,774 38,476,065
#Brenntag SE 52,479 3,275,921
Commerzbank AG 1,154,034 42,319,819
Continental AG 481,009 41,400,324
*Covestro AG 307,897 20,932,669
Daimler Truck Holding AG 1,815,548 88,999,692
Deutsche Bank AG,
Registered 2,698,819 89,532,303
#*Deutsche Bank AG,
Registered Sponsored 1,206,067 39,776,090
Deutsche Lufthansa AG,
Registered 177,849 1,535,627
Deutsche Post AG 1,793,343 80,973,528
ΩDWS Group GmbH & Co.
KGaA 29,555 1,784,375
E.ON SE 4,637,458 84,685,585
Evonik Industries AG 335,726 6,712,906
Fresenius Medical Care AG 326,335 16,613,500
Fresenius Medical Care AG,
Sponsored ADR 1,410 35,730
Fresenius SE & Co. KGaA 467,283 22,452,004
Ω#Hapag-Lloyd AG 29,781 4,325,473
Heidelberg Materials AG 493,047 114,273,635
Henkel AG & Co. KGaA 189,225 13,492,712
Infineon Technologies AG 725,323 28,752,746
Mercedes-Benz Group AG 1,006,221 57,698,403
Merck KGaA 87,027 10,986,572
RWE AG 668,756 27,486,269
Talanx AG 112,864 15,062,140
Volkswagen AG, Registered,
Class R 34,680 3,735,093
TOTAL GERMANY 1,054,357,693
HONG KONG — (1.4%)
BOC Hong Kong Holdings, Ltd. 5,407,000 24,314,280
Ω#Budweiser Brewing Co.
APAC, Ltd. 2,256,600 2,374,461
Cathay Pacific Airways, Ltd. 5,182,727 7,724,574
CK Asset Holdings, Ltd. 1,920,962 8,821,743
CK Hutchison Holdings, Ltd. 5,982,848 39,174,317
CK Infrastructure Holdings,
Ltd. 372,000 2,622,955
Galaxy Entertainment Group,
Ltd. 1,315,000 6,432,612
Hang Lung Properties, Ltd. 463 476
Hang Seng Bank, Ltd. 35,600 519,715
#Henderson Land
Development Co., Ltd. 1,680,730 5,887,908
Hong Kong & China Gas Co.,
Ltd. 1,136,000 1,014,441
MTR Corp., Ltd. 1,506,211 5,420,441
Sun Hung Kai Properties, Ltd. 1,599,434 19,050,583
Swire Pacific, Ltd., Class A 1,218,000 11,024,064

105
Dimensional International Value ETF
continued
Shares Value
HONG KONG — (Continued)
Swire Pacific, Ltd., Class B 1,705,000 $ 2,684,560
ΩWH Group, Ltd. 32,839,120 33,090,119
#Xinyi Glass Holdings, Ltd. 3,037,785 3,134,530
TOTAL HONG KONG 173,291,779
IRELAND — (0.3%)
AIB Group PLC 951,926 7,572,176
Bank of Ireland Group PLC 2,113,023 28,549,789
TOTAL IRELAND 36,121,965
ISRAEL — (1.0%)
Ashtrom Group, Ltd. 3,993 83,659
Bank Hapoalim BM 1,328,797 25,067,207
Bank Leumi Le-Israel BM,
Class IS 1,803,743 33,532,415
Clal Insurance Enterprises
Holdings, Ltd., Registered 195,837 9,449,542
Delek Group, Ltd. 44,243 9,040,042
*Equital, Ltd. 6,035 263,095
Harel Insurance Investments &
Financial Services, Ltd. 166,524 5,050,793
ICL Group, Ltd. 228,489 1,431,171
Isracard, Ltd. 1 4
Israel Discount Bank, Ltd.,
Class A 3,038,707 29,208,346
Kenon Holdings, Ltd. 2,653 126,762
Migdal Insurance & Financial
Holdings, Ltd. 1,270,407 3,898,172
Phoenix Financial, Ltd. 179,366 6,148,755
*Shikun & Binui, Ltd. 85,086 407,548
TOTAL ISRAEL 123,707,511
ITALY — (2.6%)
Banca Monte dei Paschi di
Siena SpA 488,447 4,173,862
Banco BPM SpA, Class R 3,503,672 44,913,216
BPER Banca SPA 4,030,883 39,842,403
Eni SpA, Class B 6,237,894 106,450,652
#Eni SpA, Sponsored ADR 32 1,089
Intesa Sanpaolo SpA 844,161 5,115,922
#Mediobanca Banca di Credito
Finanziario SpA 177,654 3,932,459
Stellantis NV 2,574,671 22,876,207
#Stellantis NV, ADR 848,497 7,543,139
Tenaris SA 477,336 8,435,371
#Tenaris SA, Sponsored ADR 175,757 6,140,950
UniCredit SpA 876,819 64,859,979
Unipol Assicurazioni SpA 346,197 6,979,730
TOTAL ITALY 321,264,979
JAPAN — (20.5%)
AGC, Inc. 628,231 18,976,964
Air Water, Inc. 566,048 8,436,464
Aisin Corp. 1,810,200 25,247,416
Alfresa Holdings Corp. 184,501 2,693,436
ALSOK Co., Ltd. 46,600 326,211
Amada Co., Ltd. 1,160,092 13,154,570
Asahi Group Holdings, Ltd. 4,012,200 51,160,582
Asahi Kasei Corp. 4,155,200 29,142,587
Bridgestone Corp. 815,700 33,230,717
Brother Industries, Ltd. 742,300 12,713,235
Shares Value
JAPAN — (Continued)
Canon Marketing Japan, Inc. 67,300 $ 2,451,501
#Chiba Bank, Ltd. (The) 471,500 4,451,985
Coca-Cola Bottlers Japan
Holdings, Inc. 301,714 4,631,113
COMSYS Holdings Corp. 248,200 5,724,457
Concordia Financial Group,
Ltd. 1,250,413 8,400,063
Cosmo Energy Holdings Co.,
Ltd. 197,800 8,828,351
Dai Nippon Printing Co., Ltd. 399,500 6,186,483
Daicel Corp. 376,200 3,258,425
Dai-ichi Life Holdings, Inc. 4,612,100 36,882,703
Daiwa House Industry Co., Ltd. 964,800 32,079,865
#Daiwa Securities Group, Inc. 2,407,600 16,909,753
Denso Corp. 2,880,500 39,352,191
#Dentsu Group, Inc. 200,813 3,987,705
Dowa Holdings Co., Ltd. 2,700 88,950
ENEOS Holdings, Inc. 10,108,786 53,306,306
EXEO Group, Inc. 291,028 3,852,140
FUJIFILM Holdings Corp. 939,000 19,691,578
Fukuoka Financial Group, Inc. 176,818 4,879,399
Gunma Bank, Ltd. (The) 341,671 3,223,847
Hachijuni Bank, Ltd. (The) 284,200 2,583,379
Hakuhodo DY Holdings, Inc. 638,392 5,071,249
Hankyu Hanshin Holdings, Inc. 642,600 16,806,363
Haseko Corp. 676,300 10,088,664
Hirogin Holdings, Inc. 7,200 63,415
Hitachi Construction Machinery
Co., Ltd. 498,000 14,526,861
Honda Motor Co., Ltd. 7,321,863 76,334,782
#Honda Motor Co., Ltd.,
Sponsored ADR 478,327 14,942,935
Hulic Co., Ltd. 338,800 3,254,164
Ibiden Co., Ltd. 495,099 21,252,131
Idemitsu Kosan Co., Ltd. 3,323,900 21,397,351
Iida Group Holdings Co., Ltd. 104,400 1,476,216
INFRONEER Holdings, Inc. 256,300 2,184,157
Inpex Corp. 3,503,800 49,997,744
Isetan Mitsukoshi Holdings,
Ltd. 518,900 7,432,067
Isuzu Motors, Ltd. 2,007,700 25,980,901
Iwatani Corp. 339,228 3,585,117
Iyogin Holdings, Inc. 160,600 1,886,713
J Front Retailing Co., Ltd. 472,500 6,428,411
Japan Airlines Co., Ltd. 394,700 7,891,640
Japan Post Holdings Co., Ltd. 1,017,484 9,482,184
Japan Post Insurance Co., Ltd. 154,600 3,981,724
#JFE Holdings, Inc. 1,954,892 22,725,563
JTEKT Corp. 347,799 3,028,610
Kajima Corp. 690,500 17,403,013
Kamigumi Co., Ltd. 188,800 5,311,666
Kandenko Co., Ltd. 69,500 1,660,667
Kansai Paint Co., Ltd. 6,600 94,398
Keihan Holdings Co., Ltd. 43,600 897,813
Kobe Steel, Ltd. 1,557,200 17,212,547
Koito Manufacturing Co., Ltd. 715,200 9,205,239
Komatsu, Ltd., Class R 423,000 13,674,175
Kubota Corp., Class R 3,340,017 37,495,988
Kuraray Co., Ltd. 1,112,032 13,880,542

106
Dimensional International Value ETF
continued
Shares Value
JAPAN — (Continued)
Kyoto Financial Group, Inc. 169,900 $ 3,096,686
Kyudenko Corp. 22,500 965,364
Kyushu Financial Group, Inc. 216,000 1,119,075
Lixil Corp. 478,577 5,580,934
LY Corp. 1,852,217 6,830,662
Marubeni Corp. 723,700 14,969,787
Mazda Motor Corp. 2,645,580 16,018,157
Mebuki Financial Group, Inc. 960,017 5,254,434
Medipal Holdings Corp. 158,800 2,648,513
MEIJI Holdings Co., Ltd. 514,922 10,476,701
MINEBEA MITSUMI, Inc. 345,600 5,504,523
Mitsubishi Chemical Group
Corp. 4,536,500 24,935,000
Mitsubishi Corp. 791,418 15,713,193
Mitsubishi Electric Corp. 590,700 13,117,508
Mitsubishi Estate Co., Ltd. 1,308,800 24,663,655
#Mitsubishi Gas Chemical Co.,
Inc. 505,600 8,795,381
Mitsubishi Logistics Corp. 268,500 2,302,397
#Mitsubishi Motors Corp. 3,316,963 8,811,733
Mitsubishi UFJ Financial
Group, Inc. 6,495,034 91,084,549
Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 112,608 1,565,251
Mitsui & Co., Ltd. 959,900 19,772,684
Mitsui Chemicals, Inc. 678,301 15,292,703
Mitsui Fudosan Co., Ltd. 2,122,500 19,159,549
Mizuho Financial Group, Inc. 2,041,100 60,787,469
MS&AD Insurance Group
Holdings, Inc. 673,889 14,526,037
Nagase & Co., Ltd. 9,100 180,222
NGK Insulators, Ltd. 726,300 9,251,584
NH Foods, Ltd. 299,200 10,135,364
NHK Spring Co., Ltd. 437,220 4,979,535
Nikon Corp. 452,800 4,433,375
NIPPON EXPRESS
HOLDINGS, Inc. 745,100 16,417,500
#Nippon Steel Corp. 1,620,001 31,426,911
#*Nissan Motor Co., Ltd. 5,264,100 11,249,108
Nisshin Seifun Group, Inc. 448,500 5,224,230
Niterra Co., Ltd. 271,200 9,413,926
Nomura Holdings, Inc. 4,237,300 28,296,531
*Nomura Holdings, Inc.,
Sponsored ADR 879,257 5,847,059
Nomura Real Estate Holdings,
Inc. 2,439,900 13,631,469
Obayashi Corp. 276,000 4,086,953
Oji Holdings Corp. 2,508,100 12,319,263
Omron Corp. 39,500 1,028,609
Ono Pharmaceutical Co., Ltd. 1,301,190 14,616,178
Open House Group Co., Ltd. 153,000 6,841,005
Panasonic Holdings Corp. 4,073,354 38,989,112
Resona Holdings, Inc. 4,337,620 40,034,248
Resonac Holdings Corp. 645,258 15,709,660
Ricoh Co., Ltd. 1,953,152 17,267,475
Rinnai Corp. 150,000 3,727,699
#Rohm Co., Ltd., Registered 390,900 4,955,893
SBI Holdings, Inc. 726,500 27,332,755
Seiko Epson Corp. 897,994 11,489,335
Shares Value
JAPAN — (Continued)
Seino Holdings Co., Ltd. 241,700 $ 3,697,089
Sekisui Chemical Co., Ltd. 592,400 10,362,424
Sekisui House, Ltd. 1,048,800 22,210,210
Seven & i Holdings Co., Ltd. 1,216,923 16,148,013
Shimamura Co., Ltd. 14,200 1,036,965
Shimizu Corp. 741,900 8,284,414
Shizuoka Financial Group, Inc. 441,700 5,260,954
Sojitz Corp. 418,960 10,038,671
Subaru Corp. 2,077,099 38,362,050
#SUMCO Corp. 455,600 3,623,730
Sumitomo Bakelite Co., Ltd. 14,100 414,488
Sumitomo Chemical Co., Ltd. 1,110,599 2,802,049
Sumitomo Corp. 1,100,517 28,226,822
Sumitomo Electric Industries,
Ltd. 2,703,700 67,513,901
Sumitomo Forestry Co., Ltd. 1,468,500 15,051,405
Sumitomo Heavy Industries,
Ltd. 267,723 5,987,944
Sumitomo Mitsui Financial
Group, Inc. 4,060,781 104,018,810
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,031,000 15,609,340
Sumitomo Mitsui Trust Group,
Inc. 1,224,600 32,361,435
Sumitomo Realty &
Development Co., Ltd. 917,000 33,768,657
Sumitomo Rubber Industries,
Ltd. 478,600 5,516,009
Suntory Beverage & Food, Ltd. 71,300 2,164,181
Suzuken Co., Ltd. 101,600 3,861,603
Suzuki Motor Corp. 2,025,500 22,429,288
T&D Holdings, Inc. 498,800 12,319,609
Taiheiyo Cement Corp. 402,373 9,929,986
Takashimaya Co., Ltd. 983,778 7,625,350
Takeda Pharmaceutical Co.,
Ltd. 2,720,849 75,933,193
THK Co., Ltd. 30,700 870,644
Tokyo Tatemono Co., Ltd. 738,200 12,478,692
Tokyu Fudosan Holdings Corp. 2,512,200 17,878,110
Toray Industries, Inc. 2,297,200 15,844,338
Tosoh Corp. 928,100 14,063,803
TOTO, Ltd. 170,400 4,405,637
Toyo Seikan Group Holdings,
Ltd. 248,900 5,188,208
Toyo Tire Corp. 383,500 8,164,617
Toyoda Gosei Co., Ltd. 75,100 1,599,858
Toyota Boshoku Corp. 147,500 2,109,173
Toyota Motor Corp. 10,501,189 188,155,461
Toyota Motor Corp.,
Sponsored ADR 60 10,738
Toyota Tsusho Corp. 1,234,084 28,462,777
Yamada Holdings Co., Ltd. 526,873 1,615,681
Yamaguchi Financial Group,
Inc. 124,900 1,426,646
Yamaha Corp. 184,700 1,334,671
Yamaha Motor Co., Ltd. 3,134,800 22,777,526
#Yamato Holdings Co., Ltd. 452,699 6,602,707

107
Dimensional International Value ETF
continued
Shares Value
JAPAN — (Continued)
Yokohama Rubber Co., Ltd.
(The) 368,400 $ 10,648,460
TOTAL JAPAN 2,552,580,667
NETHERLANDS — (4.5%)
ΩABN AMRO Bank NV, Class
CV 1,662,409 48,252,500
Aegon, Ltd. 321,336 2,311,151
Aegon, Ltd.- NYS 1,030,755 7,318,360
Akzo Nobel NV 461,328 29,082,815
ArcelorMittal SA 607,861 19,146,324
#ArcelorMittal SA- NYS 569,801 18,022,806
ASR Nederland NV, Class B 498,740 33,313,647
Coca-Cola Europacific
Partners PLC 97,368 9,617,446
HAL Trust 17,029 2,428,510
Havas NV 619,055 1,002,933
Heineken NV 455,975 36,041,288
ING Groep NV 3,279,350 76,906,389
JDE Peet's NV 74,186 2,214,431
Koninklijke Ahold Delhaize NV 2,868,094 113,580,081
Koninklijke KPN NV 5,329,628 23,911,986
#Koninklijke Philips NV 1,436,257 37,973,168
#Koninklijke Philips NV- NYS 1,005,541 26,345,174
NN Group NV 868,565 58,811,626
*Prosus NV, Class N 240,367 13,821,563
TOTAL NETHERLANDS 560,102,198
NEW ZEALAND — (0.2%)
Auckland International Airport,
Ltd. 2,259,795 10,045,549
Chorus, Ltd. 68,509 352,472
*Fletcher Building, Ltd. 1,113,034 1,997,523
#Infratil, Ltd. 704,859 4,839,401
Mercury NZ, Ltd. 802,423 2,934,637
Meridian Energy, Ltd. 307,771 1,035,648
Port of Tauranga, Ltd. 48,299 198,453
Summerset Group Holdings,
Ltd. 72,607 489,930
TOTAL NEW ZEALAND 21,893,613
NORWAY — (0.8%)
Aker ASA, A Shares 639 44,262
Aker BP ASA 680,357 16,543,856
Aker Solutions ASA 192,670 577,255
Austevoll Seafood ASA 269,129 2,496,910
Ω#BW LPG, Ltd. 517,649 6,985,165
Ω#BW LPG, Ltd. 3,605 48,163
*Cadeler A/S 131,977 700,692
#DNB Bank ASA 712,472 18,155,371
Equinor ASA 607,248 15,792,595
#Equinor ASA, Sponsored
ADR 933 24,025
Hafnia, Ltd. 768,193 4,264,318
Hoegh Autoliners ASA 28,889 293,284
#Leroy Seafood Group ASA 45,526 208,668
Norsk Hydro ASA 1,266,889 7,576,633
SpareBank 1 Oestlandet 8,258 154,691
SpareBank 1 Sor-Norge ASA 281,061 4,953,098
Stolt-Nielsen, Ltd., Class R 50,692 1,494,642
Shares Value
NORWAY — (Continued)
Subsea 7 SA 462,436 $ 9,065,919
TGS ASA 231,508 1,720,547
Wallenius Wilhelmsen ASA 477,781 4,309,728
Wilh Wilhelmsen Holding ASA,
A Shares 7,912 366,259
Yara International ASA 175,907 6,563,968
TOTAL NORWAY 102,340,049
PORTUGAL — (0.1%)
Banco Comercial Portugues
SA, Class R 143,583 118,586
EDP Renovaveis SA 337,177 3,974,915
Galp Energia SGPS SA, Class
B 188,069 3,597,960
TOTAL PORTUGAL 7,691,461
SINGAPORE — (1.1%)
CapitaLand Investment, Ltd. 3,052,400 6,540,773
City Developments, Ltd. 184,800 877,456
Genting Singapore, Ltd. 14,990,500 8,492,710
Hongkong Land Holdings, Ltd. 1,243,700 7,524,385
Keppel, Ltd. 3,824,800 24,970,945
Oversea-Chinese Banking
Corp., Ltd. 1,740,476 22,632,158
Seatrium, Ltd. 2,174,426 3,804,638
Singapore Airlines, Ltd. 1,145,700 6,005,134
United Overseas Bank, Ltd. 1,548,800 43,204,279
UOL Group, Ltd. 129,207 685,200
Wilmar International, Ltd. 4,225,500 9,608,221
TOTAL SINGAPORE 134,345,899
SOUTH AFRICA — (0.0%)
*Valterra Platinum, Ltd. 91,322 4,084,752
TOTAL SOUTH AFRICA 4,084,752
SPAIN — (2.8%)
Banco Bilbao Vizcaya
Argentaria SA 243,625 4,082,212
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,189,431 19,899,181
Banco de Sabadell SA 19,698 73,069
Banco Santander SA 21,300,145 183,719,876
#Banco Santander SA,
Sponsored ADR 6,290,465 54,160,904
CaixaBank SA 3,977,023 37,553,009
Mapfre SA 716,515 2,929,338
Repsol SA 2,952,217 44,872,374
Telefonica SA, Sponsored
ADR 8,118 41,726
TOTAL SPAIN 347,331,689
SWEDEN — (2.5%)
*Asmodee Group AB, Class B 77,544 982,350
Betsson AB, Class B 55,758 948,934
Billerud Aktiebolag 277,019 2,362,941
*Boliden AB 668,333 20,605,074
#*Embracer Group AB 91,927 956,776
Essity AB, Class A 85 2,104
Essity AB, Class B 881,710 21,817,349
Getinge AB, B Shares 178,463 3,530,934
Hexagon AB, Class B 1,533,905 16,966,029

108
Dimensional International Value ETF
continued
Shares Value
SWEDEN — (Continued)
Hexpol AB 391,087 $ 3,384,014
#Holmen AB, B Shares 94,651 3,530,089
Husqvarna AB, B Shares 337,369 1,840,358
Loomis AB 221,750 8,806,564
Peab AB, Class B 94,650 714,739
Sandvik AB 6,012 147,346
Securitas AB, Class B 1,440,698 21,478,059
Ω*Sinch AB 11,519 39,857
Skandinaviska Enskilda
Banken AB, Class A 2,728,525 47,917,907
Skandinaviska Enskilda
Banken AB, Class C 9,136 162,504
Skanska AB, Class B 601,177 14,050,336
SKF AB, B Shares 1,706,568 39,989,764
SKF AB, Class A 589 13,941
SSAB AB, Class A 340,458 1,974,418
SSAB AB, Class B 998,198 5,676,344
Svenska Cellulosa AB SCA,
Class A 4,783 60,377
#Svenska Cellulosa AB SCA,
Class B 601,867 7,575,909
Svenska Handelsbanken AB,
Class A 1,181,160 14,486,450
#Svenska Handelsbanken AB,
Class B 32,217 632,139
Swedbank AB, Class A 1,291,105 34,540,412
*Swedish Orphan Biovitrum
AB, Class A 22,757 628,628
Telefonaktiebolaget LM
Ericsson, Class B 704,370 5,148,646
Telia Co. AB 5,322,641 18,875,039
Trelleborg AB, Class B 320,113 11,683,052
Vitrolife AB 39,375 580,954
#*Volvo Car AB, Class B 138,705 266,757
TOTAL SWEDEN 312,377,094
SWITZERLAND — (8.5%)
Alcon AG 98,795 8,737,709
#Alcon AG, ADR 401,912 35,187,396
Baloise Holding AG,
Registered 36,453 8,767,035
Banque Cantonale Vaudoise,
Registered 30,648 3,557,138
Cie Financiere Richemont SA,
Registered 550,863 90,493,349
DSM-Firmenich AG 82,547 7,985,341
Galderma Group AG 1,092 171,455
Helvetia Holding AG,
Registered 21,495 5,196,070
Holcim AG 1,325,849 106,094,043
Julius Baer Group, Ltd.,
Registered 543,196 36,937,730
Lonza Group AG, Registered 105,978 74,649,856
Novartis AG, Class B,
Sponsored ADR 1,040,566 118,353,977
Novartis AG, Registered 14,442 1,675,133
Sandoz Group AG 239,779 13,798,255
Sandoz Group AG, ADR 209,363 11,935,785
Schindler Holding AG,
Registered 685 241,675
Shares Value
SWITZERLAND — (Continued)
SIG Group AG 65,320 $ 1,061,787
Sika AG, Registered 2,935 696,116
#Swatch Group AG (The),
Registered 4,652 170,601
Swiss Life Holding AG,
Registered 82,707 86,144,425
Swiss Prime Site AG,
Registered 31,094 4,311,538
Swiss Re AG, Registered 728,221 131,152,418
Swisscom AG, Registered 62,855 43,771,323
UBS Group AG 1,588,963 59,562,876
#UBS Group AG, ADR 1,155,757 43,144,409
Zurich Insurance Group AG 232,326 159,242,229
TOTAL SWITZERLAND 1,053,039,669
UNITED KINGDOM — (12.6%)
Anglo American PLC 815,260 23,174,159
*Anglo American PLC 1,100,297 31,305,594
Associated British Foods PLC 153,114 4,453,651
Barclays PLC 2,683,113 13,183,705
Barclays PLC, Sponsored ADR 2,063,109 40,478,199
Barratt Redrow PLC,
Registered 1,821,461 9,017,396
BP PLC 2,762,533 14,796,803
BP PLC, Sponsored ADR 2,831,396 91,029,381
British American Tobacco PLC 2,000,000 106,926,396
British American Tobacco
PLC, Sponsored ADR 50,627 2,717,657
BT Group PLC, Registered 23,315,886 63,900,696
Canal+ SA 765,828 2,442,428
Centrica PLC 5,512,764 12,008,058
DCC PLC 29,217 1,840,417
Glencore PLC 12,665,287 51,077,816
HSBC Holdings PLC,
Registered 6,014,884 73,452,809
#HSBC Holdings PLC,
Sponsored ADR 2,479,807 152,012,169
Investec PLC 377,489 2,804,966
J Sainsbury PLC 5,172,061 20,765,997
Kingfisher PLC 3,959,110 14,172,237
Lloyds Banking Group PLC 99,946,576 102,901,353
#Lloyds Banking Group PLC,
Sponsored ADR 4,367,826 18,432,226
Marks & Spencer Group PLC 102,726 473,078
NatWest Group PLC 11,018,981 76,846,769
NatWest Group PLC, Class
S, ADR 2,131,457 29,797,769
Shell PLC 2,570,344 92,213,464
#Shell PLC, ADR 5,504,768 397,499,297
Standard Chartered PLC 3,471,025 62,492,781
Taylor Wimpey PLC 2,621,355 3,547,012
Tesco PLC 433,220 2,438,819
Vodafone Group PLC 41,358,215 44,890,570
Vodafone Group PLC,
Sponsored ADR 458,897 4,960,677
Whitbread PLC 184,141 7,439,622
TOTAL UNITED KINGDOM 1,575,493,971
UNITED STATES — (0.7%)
*Amrize, Ltd. 1,325,849 67,039,419

109
Dimensional International Value ETF
continued
Shares Value
UNITED STATES — (Continued)
International Paper Co. 478,953 $ 23,895,043
Smurfit WestRock PLC 1,398 63,271
TOTAL UNITED STATES 90,997,733
TOTAL COMMON STOCKS 12,116,318,117
PREFERRED STOCKS — (0.6%)
GERMANY — (0.6%)
Bayerische Motoren Werke
AG, NVS 5.600% 53,203 4,694,866
#Henkel AG & Co. KGaA
3.020% 372,893 28,842,647
Porsche Automobil Holding
SE, NVS 5.410% 4,944 199,919
Shares Value
GERMANY — (Continued)
Volkswagen AG, Class A
6.900% 430,910 $ 45,433,186
TOTAL GERMANY 79,170,618
TOTAL PREFERRED
STOCKS 79,170,618
TOTAL INVESTMENT SECURITIES — (98.0%)
(Cost $9,380,588,720) 12,195,488,735
SECURITIES LENDING COLLATERAL — (2.0%)
@§The DFA Short Term
Investment Fund 21,764,416 251,749,004
TOTAL INVESTMENTS — ( 100.0% )
(Cost $9,632,337,724) $ 12,447,237,739
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $100,659,451 which represented 0.8% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 667,649,613 $ — $ — $ 667,649,613
Austria .............................. 22,978,105 — — 22,978,105
Belgium ............................. 99,003,754 — — 99,003,754
Canada ............................. 1,367,322,205 — — 1,367,322,205
Denmark ............................ 285,784,734 — — 285,784,734
Finland .............................. 64,553,143 — — 64,553,143
France .............................. 1,138,003,841 — — 1,138,003,841
Germany ............................ 1,054,357,693 — — 1,054,357,693
Hong Kong ........................... 173,291,779 — — 173,291,779
Ireland .............................. 36,121,965 — — 36,121,965
Israel ............................... 123,707,511 — — 123,707,511
Italy ................................ 321,264,979 — — 321,264,979
Japan ............................... 2,552,580,667 — — 2,552,580,667
Netherlands .......................... 560,102,198 — — 560,102,198
New Zealand ......................... 21,893,613 — — 21,893,613
Norway .............................. 102,340,049 — — 102,340,049

110
Dimensional International Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Portugal ............................. $ 7,691,461 $ — $ — $ 7,691,461
Singapore ............................ 134,345,899 — — 134,345,899
South Africa .......................... 4,084,752 — — 4,084,752
Spain ............................... 347,331,689 — — 347,331,689
Sweden ............................. 312,377,094 — — 312,377,094
Switzerland ........................... 1,053,039,669 — — 1,053,039,669
United Kingdom ....................... 1,575,493,971 — — 1,575,493,971
United States ......................... 90,997,733 — — 90,997,733
Preferred Stocks
Germany ............................ 79,170,618 — — 79,170,618
Securities Lending Collateral ............... — 251,749,004 — 251,749,004
Total Investments ........................ $12,195,488,735 $251,749,004 $— $12,447,237,739

111
Dimensional World ex U.S. Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (97.4%)
AUSTRALIA — (4.2%)
Accent Group, Ltd. 312,384 $ 299,681
Acrow, Ltd. 214,994 148,113
Adairs, Ltd., Class B 130,424 172,145
AGL Energy, Ltd. 190,275 1,190,781
*Ainsworth Game Technology,
Ltd. 23,526 15,071
#*Alkane Resources, Ltd. 225,399 103,763
*Alliance Aviation Services,
Ltd., Registered 35,757 59,397
ALS, Ltd., Registered 207,897 2,441,501
*AMA Group, Ltd. 257,936 15,279
Amotiv, Ltd. 102,775 583,633
AMP, Ltd. 1,982,292 2,042,074
*Amplitude Energy, Ltd. 2,042,804 335,390
#Ampol, Ltd. 143,945 2,534,765
Ansell, Ltd. 100,900 1,945,682
*Antipa Minerals, Ltd. 141,396 49,160
ANZ Group Holdings, Ltd. 278,514 5,508,737
#APA Group 338,004 1,825,860
#*Appen, Ltd. 202,828 117,531
#*Arafura Rare Earths, Ltd. 18,218 2,053
ARB Corp., Ltd. 38,411 831,947
Aristocrat Leisure, Ltd. 114,296 5,154,197
#ARN Media, Ltd. 201,597 61,005
ASX, Ltd. 10,529 474,875
Atlas Arteria, Ltd., Class B 266,848 886,538
AUB Group, Ltd. 49,064 1,071,842
*Audinate Group, Ltd. 9,453 37,431
*Aurelia Metals, Ltd. 1,032,528 116,338
Aurizon Holdings, Ltd. 1,332,884 2,780,489
*Ausgold, Ltd. 105,152 36,898
Aussie Broadband, Ltd. 138,683 402,702
*Austal, Ltd. 324,612 1,371,047
Austin Engineering, Ltd. 124,696 28,501
#*Australian Agricultural Co.,
Ltd. 136,473 121,258
Australian Clinical Labs, Ltd. 137,744 244,774
Australian Ethical Investment,
Ltd. 55,011 277,683
*Australian Strategic Materials,
Ltd. 6,162 2,162
#*Australian Strategic
Materials, Ltd. 54,001 18,949
AVJennings, Ltd. 18,362 7,744
*Baby Bunting Group, Ltd. 75,438 87,427
Bank of Queensland, Ltd. 532,864 2,610,867
Bapcor, Ltd. 235,157 584,425
Beach Energy, Ltd. 1,167,756 879,674
Beacon Lighting Group, Ltd. 13,949 32,601
Bega Cheese, Ltd., Class B 214,752 720,375
Bell Financial Group, Ltd. 70,162 56,919
*Bellevue Gold, Ltd. 161,882 84,424
Bendigo & Adelaide Bank, Ltd. 282,977 2,231,881
BHP Group, Ltd. 694,361 17,547,239
Shares Value
AUSTRALIA — (Continued)
#BHP Group, Ltd., Sponsored
ADR 227,380 $ 11,521,345
#Bisalloy Steel Group, Ltd. 21,302 54,724
#*Black Cat Syndicate, Ltd. 289,925 150,268
BlueScope Steel, Ltd. 225,488 3,450,932
Brambles, Ltd. 357,895 5,509,587
#Bravura Solutions, Ltd. 221,986 307,290
#Breville Group, Ltd. 53,244 1,126,819
Brickworks, Ltd. 51,870 1,096,405
Capral, Ltd. 11,481 82,643
*Capricorn Metals, Ltd. 228,577 1,320,106
CAR Group, Ltd. 130,799 3,215,320
*Catalyst Metals, Ltd. 3,670 12,051
Cedar Woods Properties, Ltd. 52,529 250,950
#*Cettire, Ltd. 177,557 29,723
#*Chalice Mining, Ltd. 34,560 35,602
Challenger, Ltd. 306,611 1,624,693
Champion Iron, Ltd. 260,565 699,578
#*Chrysos Corp., Ltd. 4,041 13,139
Civmec Australia, Ltd.,
Registered 318,700 235,828
Cleanaway Waste
Management, Ltd. 906,437 1,680,792
#Clinuvel Pharmaceuticals,
Ltd. 12,968 108,292
#*Coast Entertainment
Holdings, Ltd. 298,619 72,100
Cobram Estate Olives, Ltd. 12,542 20,915
Cochlear, Ltd. 11,774 2,414,596
Codan, Ltd. 89,161 1,202,660
Coles Group, Ltd. 272,763 3,642,319
Collins Foods, Ltd., Class B 90,602 541,339
Commonwealth Bank of
Australia 153,608 17,595,353
Computershare, Ltd. 128,038 3,474,724
Ω#Coronado Global
Resources, Inc. 29,845 3,747
#Corporate Travel
Management, Ltd. 81,991 828,272
CSL, Ltd. 40,303 7,029,593
Dalrymple Bay Infrastructure,
Ltd. 96,151 277,342
Data#3, Ltd. 92,512 449,110
*Develop Global, Ltd. 92,927 257,871
#Dicker Data, Ltd. 52,684 295,787
Domain Holdings Australia,
Ltd. 101,271 287,546
Domino's Pizza Enterprises,
Ltd., Class B 25,466 299,559
Downer EDI, Ltd. 436,293 1,941,065
#*DUG Technology, Ltd. 24,127 20,816
Duratec, Ltd. 46,906 44,092
Dyno Nobel, Ltd. 1,160,979 2,197,635
Eagers Automotive, Ltd. 97,397 1,230,349
Elders, Ltd. 169,888 793,021

112
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
*Emeco Holdings, Ltd. 264,867 $ 151,775
*Emerald Resources NL 292,827 650,450
#*EML Payments, Ltd.,
Registered 269,686 195,342
Endeavour Group, Ltd. 864,432 2,276,344
*Energy World Corp., Ltd. 283,308 8,756
#Enero Group, Ltd. 75,404 48,549
EQT Holdings, Ltd. 10,723 224,863
Eureka Group Holdings, Ltd. 60,005 21,635
Evolution Mining, Ltd. 1,136,919 5,204,547
EVT, Ltd. 73,147 800,625
#*Fenix Resources, Ltd. 217,417 41,995
Fiducian Group, Ltd. 5,612 40,577
Finbar Group, Ltd. 39,304 16,702
*FleetPartners Group, Ltd. 193,810 341,909
Fleetwood, Ltd. 71,115 120,878
Flight Centre Travel Group,
Ltd. 100,420 771,984
Fortescue, Ltd. 422,852 4,837,930
G8 Education, Ltd. 542,306 314,247
*Genesis Minerals, Ltd. 254,412 604,432
*GenusPlus Group, Ltd. 5,191 15,073
Gold Road Resources, Ltd. 932,988 1,886,208
GR Engineering Services, Ltd. 79,356 189,556
GrainCorp, Ltd., Class A 198,510 968,803
Grange Resources, Ltd. 229,413 28,803
GWA Group, Ltd., Class B 173,949 283,352
Hansen Technologies, Ltd. 95,503 369,552
Harvey Norman Holdings, Ltd. 408,890 1,526,927
Healius, Ltd. 697,366 345,729
Helia Group, Ltd. 358,799 1,168,922
Helloworld Travel, Ltd.,
Registered 11,322 12,247
*Horizon Minerals, Ltd. 381,324 10,803
*Horizon Minerals, Ltd. Npv
CHESS DvP of Placement 66,287 1,878
Horizon Oil, Ltd. 451,555 59,600
HUB24, Ltd., Registered 16,814 1,154,558
#IDP Education, Ltd. 41,302 94,668
#IGO, Ltd. 383,243 1,093,105
Iluka Resources, Ltd. 248,037 822,446
Imdex, Ltd. 233,017 456,084
*Immutep, Ltd. 343,993 59,799
*Imugene, Ltd. 18,834 3,274
Infomedia, Ltd. 178,572 149,465
Inghams Group, Ltd. 277,628 618,476
*Insignia Financial, Ltd. 440,873 1,274,511
Insurance Australia Group, Ltd. 860,491 4,858,808
Integral Diagnostics, Ltd. 144,692 248,737
#IPD Group, Ltd. 21,907 49,790
IPH, Ltd. 143,838 486,202
IRESS, Ltd. 117,164 598,961
IVE Group, Ltd. 107,258 203,721
*James Hardie Industries PLC 6,180 160,309
#*James Hardie Industries
PLC 82,254 2,187,742
JB Hi-Fi, Ltd. 64,166 4,614,684
#Johns Lyng Group, Ltd. 118,498 297,550
Shares Value
AUSTRALIA — (Continued)
*Judo Capital Holdings, Ltd.,
Registered 389,023 $ 379,465
Jumbo Interactive, Ltd.,
Registered 8,083 54,696
#Jupiter Mines, Ltd. 450,096 60,857
Karoon Energy, Ltd. 602,549 723,528
*Kelly Partners Group
Holdings, Ltd. 8,218 58,520
#Kelsian Group, Ltd. 77,825 187,402
#Kogan.com, Ltd. 43,792 109,116
Lendlease Corp., Ltd. 454,941 1,543,652
#Lifestyle Communities, Ltd. 54,275 155,155
Lindsay Australia, Ltd. 107,407 50,828
Lottery Corp., Ltd. (The) 484,449 1,690,562
Lovisa Holdings, Ltd. 41,433 910,739
Lycopodium, Ltd. 6,098 44,798
*Lynas Rare Earths, Ltd. 174,635 1,177,231
#Maas Group Holdings, Ltd. 33,720 89,448
Macmahon Holdings, Ltd. 879,232 169,828
Macquarie Group, Ltd. 29,328 4,104,742
*Macquarie Technology
Group, Ltd. 5,353 240,257
#Mader Group, Ltd. 10,075 47,807
Magellan Financial Group, Ltd. 157,679 1,085,264
*Mayne Pharma Group, Ltd. 52,163 166,246
McMillan Shakespeare, Ltd. 45,512 522,763
*McPherson's, Ltd. 38,369 7,535
Medibank Pvt., Ltd., Class B 619,606 2,034,556
*Megaport, Ltd. 42,608 413,142
#*Mesoblast, Ltd., Registered 200,795 307,690
Metcash, Ltd. 810,838 2,036,022
*Mineral Resources, Ltd. 107,021 1,970,003
*MMG, Ltd. 3,700,799 1,810,327
Monadelphous Group, Ltd. 64,251 806,261
Monash IVF Group, Ltd. 188,720 97,206
*Mount Gibson Iron, Ltd. 363,963 91,391
Myer Holdings, Ltd. 1,068,126 416,065
MyState, Ltd. 118,036 327,548
National Australia Bank, Ltd. 420,382 10,531,474
Netwealth Group, Ltd. 98,217 2,373,280
#*Neuren Pharmaceuticals,
Ltd. 12,316 137,103
#New Hope Corp., Ltd., Class
B 416,523 1,120,983
#*NEXTDC, Ltd. 74,516 696,147
nib holdings, Ltd., Class B 315,307 1,504,304
Nick Scali, Ltd. 58,355 722,506
Nickel Industries, Ltd. 1,095,290 521,849
Nine Entertainment Co.
Holdings, Ltd. 585,133 640,453
Northern Star Resources, Ltd. 488,556 4,897,639
NRW Holdings, Ltd. 365,115 761,655
*Nufarm, Ltd. 304,159 507,206
*Nuix, Ltd. 77,103 117,653
Objective Corp., Ltd. 10,513 128,945
*OFX Group, Ltd. 154,129 82,366
*Omni Bridgeway, Ltd. 65,581 60,169
oOh!media, Ltd. 345,326 400,208
*Ora Banda Mining, Ltd. 171,019 71,572

113
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
Orica, Ltd. 308,991 $ 4,253,411
Origin Energy, Ltd., Class B 359,863 2,703,908
Orora, Ltd. 941,240 1,260,513
#*Pantoro Gold Ltd 127,670 300,853
Peet, Ltd. 180,562 197,052
#*PeopleIN, Ltd. 619 279
Perenti, Ltd. 697,705 788,375
Perpetual, Ltd. 60,491 818,667
Perseus Mining, Ltd. 1,224,992 2,579,080
Peter Warren Automotive
Holdings, Ltd. 13,205 14,794
*PEXA Group, Ltd. 87,608 895,732
*Pilbara Minerals, Ltd. 320,149 330,835
Pinnacle Investment
Management Group, Ltd. 10,028 144,497
#Platinum Asset Management,
Ltd., Class B 217,972 93,327
Praemium, Ltd. 118,308 53,702
Premier Investments, Ltd. 67,245 917,001
Pro Medicus, Ltd. 18,947 3,926,736
#Propel Funeral Partners, Ltd. 68,677 205,612
#PWR Holdings, Ltd. 36,639 184,709
Qantas Airways, Ltd., Class B 284,289 1,989,635
QBE Insurance Group, Ltd. 572,651 8,553,854
Qube Holdings, Ltd., Class B 494,798 1,392,173
Ramelius Resources, Ltd. 1,717,883 2,787,263
#Ramsay Health Care, Ltd. 75,511 1,884,907
REA Group, Ltd. 10,895 1,679,888
#*ReadyTech Holdings, Ltd. 8,760 12,803
Reece, Ltd. 41,952 367,346
Regis Healthcare, Ltd. 106,229 572,470
*Regis Resources, Ltd. 652,650 1,718,650
Reliance Worldwide Corp., Ltd. 419,087 1,162,961
*Resolute Mining, Ltd. 1,781,601 711,190
#Ridley Corp., Ltd., Registered 229,674 430,317
Rio Tinto, Ltd. 118,660 8,533,778
*RPMGlobal Holdings, Ltd. 77,676 168,539
*Sandfire Resources, Ltd. 400,622 2,744,481
Santos, Ltd. 1,643,682 8,328,683
SEEK, Ltd. 78,824 1,230,198
*Select Harvests, Ltd. 92,672 205,253
Servcorp, Ltd. 38,935 148,153
Service Stream, Ltd. 514,088 657,025
*Seven West Media, Ltd. 521,497 47,007
SGH, Ltd., Registered 66,514 2,195,207
Shaver Shop Group, Ltd. 70,806 67,471
Sigma Healthcare, Ltd. 1,608,223 2,992,457
Sims, Ltd. 113,193 1,110,678
SmartGroup Corp., Ltd. 73,697 375,802
Sonic Healthcare, Ltd. 123,983 2,204,004
South32, Ltd. 1,056,569 1,999,995
South32, Ltd., Sponsored ADR 35,633 332,812
Southern Cross Electrical
Engineering, Ltd. 203,583 232,661
#*Southern Cross Media
Group, Ltd. 193,021 73,944
SRG Global, Ltd. 461,342 494,562
Stanmore Resources, Ltd. 231,874 317,991
Shares Value
AUSTRALIA — (Continued)
*Star Entertainment Grp, Ltd.
(The) 1,036,857 $ 73,434
Steadfast Group, Ltd. 323,664 1,239,924
#*Strike Energy, Ltd. 14,354 1,063
Suncorp Group, Ltd. 248,132 3,348,558
Super Retail Group, Ltd. 130,843 1,290,604
*Superloop, Ltd. 293,097 632,179
#*Syrah Resources, Ltd. 213,953 52,346
Tabcorp Holdings, Ltd., Class
S 1,540,408 768,637
Technology One, Ltd. 171,700 4,541,345
#*Telix Pharmaceuticals, Ltd. 11,984 162,419
Telstra Group, Ltd. 726,927 2,326,114
*Temple & Webster Group,
Ltd. 12,041 189,706
*<Ten Sixty Four, Ltd. 96,557 6,838
TPG Telecom, Ltd. 190,935 681,050
Transurban Group 235,692 2,097,185
Treasury Wine Estates, Ltd.,
Class B 328,465 1,600,917
*Tuas, Ltd. 100,097 346,082
#*Tyro Payments, Ltd. 235,601 144,865
*Vault Minerals, Ltd., Class B 4,489,921 1,055,153
Ventia Services Group Pty,
Ltd. 606,799 2,035,478
Ω#Viva Energy Group, Ltd. 740,943 1,001,816
#Vulcan Steel, Ltd. 9,677 37,570
*Vysarn, Ltd. 65,776 21,598
#*WEB Travel Group, Ltd. 79,162 228,338
#*Webjet Group, Ltd. 206,531 119,012
Wesfarmers, Ltd. 135,103 7,459,040
*West African Resources, Ltd. 855,649 1,294,635
*Westgold Resources, Ltd. 32,938 54,081
Westgold Resources, Ltd. 472,861 779,394
Westpac Banking Corp. 361,159 7,864,223
#Whitehaven Coal, Ltd. 676,428 2,804,731
WiseTech Global, Ltd. 23,222 1,784,905
Woodside Energy Group, Ltd. 825,728 14,136,411
#Woodside Energy Group,
Ltd., Sponsored ADR 64,574 1,093,238
Woolworths Group, Ltd. 204,197 4,142,682
Worley, Ltd. 220,176 1,892,496
*Xero, Ltd. 21,735 2,532,783
XRF Scientific, Ltd. 36,065 45,048
#Yancoal Australia, Ltd. 295,511 1,202,471
TOTAL AUSTRALIA 376,220,381
AUSTRIA — (0.4%)
*Addiko Bank AG, Class B 3,168 79,407
Agrana Beteiligungs AG 6,119 81,941
ANDRITZ AG 44,265 3,103,125
*AT&S Austria Technologie &
Systemtechnik AG 19,046 386,714
ΩBAWAG Group AG 49,198 6,239,071
CA Immobilien Anlagen AG 15,722 421,432
DO & CO AG 5,820 1,320,260
Erste Group Bank AG 67,159 6,191,594
*Eurotelesites AG 23,471 138,079
EVN AG 20,920 567,470

114
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
AUSTRIA — (Continued)
#*Lenzing AG 11,057 $ 311,319
Mayr Melnhof Karton AG 2,813 241,148
Oesterreichische Post AG 21,649 759,453
OMV AG 113,118 5,784,656
Palfinger AG 9,150 382,773
*POLYTEC Holding AG 9,486 36,371
Porr AG 16,168 549,598
Raiffeisen Bank International
AG, Class V 26,377 768,025
SBO AG 5,845 194,341
Semperit AG Holding 5,056 76,270
Strabag SE, Class BR 9,005 849,219
Telekom Austria AG 101,581 1,081,255
#*UBM Development AG 926 21,727
UNIQA Insurance Group AG 80,166 1,161,600
Verbund AG 11,928 892,166
Vienna Insurance Group AG
Wiener Versicherung Gruppe 25,524 1,354,039
voestalpine AG, Registered,
Class R 61,339 1,700,370
Wienerberger AG 69,524 2,349,004
Zumtobel Group AG 17,995 93,712
TOTAL AUSTRIA 37,136,139
BELGIUM — (0.8%)
Ackermans & van Haaren NV 18,476 4,554,979
Ageas SA/NV, Class B 102,888 7,036,154
*AGFA-Gevaert NV 90,965 117,856
Anheuser-Busch InBev SA/NV 188,475 11,087,907
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 8,388 483,736
*Argenx SE 1,035 704,128
*Argenx SE, Sponsored ADR 784 525,539
*Atenor 10,050 35,658
Azelis Group NV 31,091 486,803
*Banqup Group 491 2,276
Barco NV 44,925 704,950
Bekaert SA 29,968 1,243,365
Ω#*<Biocartis Group NV 3,607 –
Cie d'Entreprises CFE 5,218 58,528
#CMB Tech NV, ADR 82,303 725,089
Colruyt Group N.V, Registered 32,122 1,377,954
Deceuninck NV 63,925 159,134
Deme Group NV 5,836 880,366
D'ieteren Group 10,823 2,152,931
Econocom Group SA/NV 59,975 126,579
#Elia Group SA/NV 17,461 2,022,471
EVS Broadcast Equipment SA 9,515 413,833
Fagron 51,686 1,286,663
*Hyloris Pharmaceuticals SA 1,093 8,507
#Ion Beam Applications 3,444 47,854
Jensen-Group NV 589 39,100
KBC Group NV 129,273 13,576,691
Kinepolis Group NV 9,151 381,244
Lotus Bakeries NV 348 2,963,363
Melexis NV 10,508 811,814
#*Ontex Group NV 46,144 360,190
*Orange Belgium SA,
Registered 16,162 332,966
Shares Value
BELGIUM — (Continued)
Proximus SADP 124,550 $ 1,040,637
Recticel SA 24,278 297,879
Sipef NV 3,654 260,131
Solvay SA, Class A 62,955 1,987,271
Syensqo SA 60,003 4,804,580
Tessenderlo Group SA 13,567 406,058
UCB SA 30,252 6,594,286
Umicore SA 56,274 898,493
Van de Velde NV 4,203 161,153
VGP NV 10,571 1,120,366
Viohalco SA 23,804 167,283
What's Cooking BV 320 38,823
TOTAL BELGIUM 72,485,588
BRAZIL — (1.0%)
*Allianca Saude e
Participacoes SA 182 159
Allied Tecnologia SA, Class A 48,715 60,126
Allos SA 147,697 562,185
Alupar Investimento SA 66,641 351,146
Ambev SA, Sponsored ADR 171,606 374,101
*Ambipar Participacoes e
Empreendimentos S/A 17,896 418,299
Anima Holding SA, Class A 193,600 125,873
Armac Locacao Logistica E
Servicos SA 14,400 9,105
Auren Energia SA 101,236 167,625
Azzas 2154 SA, Class R 45,551 290,300
B3 SA - Brasil Bolsa Balcao 536,348 1,205,180
Banco ABC Brasil SA 86,983 335,437
ΩBanco BMG SA 137,195 84,544
Banco Bradesco SA 126,602 303,019
Banco Bradesco SA 199,504 553,411
Banco Bradesco SA,
Sponsored ADR 451,826 1,251,558
Banco BTG Pactual SA 116,074 811,277
Banco do Brasil SA 319,562 1,124,465
Banco Mercantil do Brasil SA 10,098 69,784
Banco Pan SA 228,450 317,873
Banco Santander Brasil SA 152,559 720,210
#Banco Santander Brasil SA,
Sponsored ADR 16,400 77,408
BB Seguridade Participacoes
SA, Class H 132,172 795,598
Bemobi Mobile Tech SA 62,400 227,262
Blau Farmaceutica SA 19,000 41,913
Boa Safra Sementes SA 28,116 52,028
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 34,900 128,228
#*Braskem SA, Class A,
Sponsored ADR 13,928 44,012
*Brava Energia 72,001 253,869
BRF SA, Class A 218,674 783,134
#BRF SA, Sponsored ADR 24,900 87,648
Brisanet Servicos de
Telecomunicacoes SA 99,052 46,531
C&A MODAS SA 125,971 370,586
Caixa Seguridade
Participacoes S/A 104,350 256,842

115
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Camil Alimentos SA 89,261 $ 72,384
Centrais Eletricas Brasileiras
SA 68,638 463,549
Centrais Eletricas Brasileiras
SA, Class H, Sponsored ADR 77,556 524,279
*Cia Brasileira de Aluminio 155,212 129,747
*Cia Brasileira de Distribuicao 163,054 102,518
Cia de Ferro Ligas da Bahia
FERBASA 102,776 121,527
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 34,300 663,571
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 32,228 621,356
Cia de Saneamento de Minas
Gerais Copasa MG 170,146 785,913
Cia De Sanena Do Parana 353,805 417,724
Cia De Sanena Do Parana 102,902 626,762
Cia De Sanena Do Parana 62,666 85,405
Cia Energetica de Minas
Gerais 113,986 299,698
Cia Paranaense de Energia
- Copel 255,955 504,728
Cia Siderurgica Nacional SA 285,970 409,656
#Cia Siderurgica Nacional SA,
Sponsored ADR 165,744 240,329
Cogna Educacao SA 1,442,976 711,365
*Cosan SA, Class H 59,177 62,681
#*Cosan SA, Class H, ADR 34,825 147,310
CPFL Energia SA, Class A 38,154 258,356
Cruzeiro do Sul Educacional
SA, Class A 164,241 148,735
CSU Digital SA 18,186 57,463
Cury Construtora e
Incorporadora SA 97,808 514,324
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 206,692 905,250
ΩDesktop SA 64,520 94,731
Dexco SA 279,366 281,933
*Diagnosticos da America SA 79,553 17,620
Dimed SA Distribuidora da
Medicamentos 33,400 54,289
Direcional Engenharia SA,
Class A 36,966 257,442
EcoRodovias Infraestrutura e
Logistica SA, Class A 155,443 187,135
Embraer SA 408,900 5,891,146
#Embraer SA, Sponsored ADR 109,674 6,315,029
Empreendimentos Pague
Menos S/A 169,933 119,287
Energisa S/A 89,479 729,762
*Eneva SA 200,669 482,089
Engie Brasil Energia SA 58,775 419,195
Equatorial Energia SA 240,143 1,461,391
Eucatex SA Industria e
Comercio 44,040 138,605
Even Construtora e
Incorporadora SA 65,704 81,565
Shares Value
BRAZIL — (Continued)
Ez Tec Empreendimentos e
Participacoes SA 73,033 $ 179,108
Fleury SA 108,052 276,955
Fras-Le SA 22,348 94,245
#Gerdau SA, Sponsored ADR 454,363 1,344,914
ΩGPS Participacoes e
Empreendimentos SA 102,067 258,151
Grendene SA, Class A 144,895 130,439
*Grupo Casas Bahia SA 66,511 36,828
Grupo Mateus SA, Class B 226,196 296,151
Grupo SBF SA, Class B 100,983 198,230
Guararapes Confeccoes SA 61,200 84,500
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 124,203 733,653
*Hidrovias do Brasil SA 442,339 279,694
Hospital Mater Dei SA 45,400 34,951
Hypera SA, Class A 197,793 908,317
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 10,769 27,180
Iochpe Maxion SA 89,500 233,080
Irani Papel e Embalagem SA,
Class A 62,700 83,547
*IRB-Brasil Resseguros SA 51,819 421,138
Isa Energia Brasil SA 82,600 319,715
Jalles Machado SA 87,491 53,133
*JBS N.V. 238,980 3,282,131
JHSF Participacoes SA 297,764 273,908
JSL SA, Class A 58,721 54,855
Kepler Weber SA 89,044 111,652
Klabin SA 403,781 1,341,477
Lavvi Empreendimentos
Imobiliarios SA 79,818 174,932
Localiza Rent a Car SA 157,979 977,184
LOG Commercial Properties e
Participacoes SA 18,860 70,844
*Log-in Logistica Intermodal
SA 11,519 52,487
Lojas Quero-Quero SA 144,411 62,422
Lojas Renner SA, Class A 516,455 1,500,875
ΩLWSA SA 277,100 187,091
M Dias Branco SA, Class H 29,841 129,576
Magazine Luiza SA 199,673 251,796
Mahle Metal Leve SA 27,500 140,434
Marcopolo SA 106,800 126,858
Marfrig Global Foods SA 137,000 521,224
Melnick Even Desenvolvimento
Imobiliario SA 72,685 42,714
Mills Locacao Servicos e
Logistica SA 85,757 172,324
*Minerva SA 93,784 82,752
ΩMitre Realty
Empreendimentos E
Participacoes LTDA 34,400 22,735
Motiva Infraestrutura de
Mobilidade SA 438,576 964,334
Moura Dubeux Engenharia S/A 70,107 283,130
Movida Participacoes SA 101,934 112,885

116
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
*MRV Engenharia e
Participacoes SA 253,851 $ 269,787
Multiplan Empreendimentos
Imobiliarios SA, Class A 94,306 426,171
*Natura Cosmeticos SA 441,538 712,164
Neoenergia SA 46,933 205,469
*Oceanpact Servicos
Maritimos SA, Class A 104,300 113,456
Odontoprev SA, Class A 144,910 310,861
*Oncoclinicas do Brasil
Servicos Medicos SA 151,900 147,870
*Orizon Valorizacao de
Residuos SA 21,142 181,151
Petroleo Brasileiro SA
- Petrobras 1,001,274 6,400,871
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 112,194 1,303,694
Petroreconcavo S/A 97,820 234,479
Plano & Plano
Desenvolvimento Imobiliario
SA 28,161 65,391
Porto Seguro SA, Class A 115,184 1,067,580
Positivo Tecnologia SA, Class
H 59,624 42,280
*PRIO SA 449,803 3,389,661
Profarma Distribuidora de
Produtos Farmaceuticos SA 30,509 40,380
Qualicorp Consultoria e
Corretora de Seguros SA 145,000 42,216
Raia Drogasil SA 348,130 837,594
ΩRede D'Or Sao Luiz SA 25,338 147,089
Romi SA, Class A 39,954 56,949
Rumo SA 132,177 390,495
Santos Brasil Participacoes SA 219,155 546,072
Sao Carlos Empreendimentos
e Participacoes SA 7,700 25,444
Sao Martinho S/A, Class F 100,829 312,291
Schulz SA 65,200 58,695
Sendas Distribuidora S/A 488,594 821,225
#Sendas Distribuidora S/A,
ADR 4,874 40,942
ΩSer Educacional SA 95,600 135,070
*Serena Energia SA, Class A 110,659 234,223
SIMPAR SA 140,900 107,967
SLC Agricola SA 137,810 451,199
Smartfit Escola de Ginastica e
Danca SA 91,998 340,481
Suzano SA 204,626 1,906,073
SYN prop e tech SA 35,914 43,621
Tegma Gestao Logistica SA 29,402 191,373
Telefonica Brasil SA 13,160 73,997
#Telefonica Brasil SA, ADR 46,349 520,036
TIM SA 281,900 1,042,797
#TIM SA, ADR 691 12,700
TOTVS SA 34,295 267,141
Transmissora Alianca de
Energia Eletrica S/A 133,278 794,162
Tres Tentos Agroindustrial S/A 56,778 138,229
Trisul SA, Class A 56,887 63,100
Shares Value
BRAZIL — (Continued)
Tupy SA 93,800 $ 269,912
Ultrapar Participacoes SA 210,286 644,919
#Ultrapar Participacoes SA,
Sponsored ADR 180,861 553,435
Unifique Telecomunicacoes
S/A, Class A 133,144 89,182
Unipar Carbocloro SA 17,141 153,084
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 49,549 40,800
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 317,472 248,373
Vale SA, Class A 616,919 5,890,899
Vale SA, Class A, Sponsored
ADR 239,247 2,280,024
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 43,917 172,733
Veste SA Estilo 4,400 4,464
Vibra Energia SA, Class A 713,891 2,704,562
Vivara Participacoes SA 61,634 279,847
Vulcabras SA 61,978 208,344
WEG SA, Class A 111,814 741,159
Wilson Sons SA 93,183 294,601
Wiz Co. 45,200 60,713
XP, Inc. 4,889 79,135
YDUQS Participacoes SA 187,276 432,853
*Zamp SA, Class A 163,983 102,223
TOTAL BRAZIL 94,404,842
CANADA — (7.8%)
*5N Plus, Inc. 59,063 528,451
Acadian Timber Corp. 6,453 83,828
*ACT Energy Technologies,
Ltd. 19,800 70,318
ADENTRA, Inc. 15,971 339,740
ADF Group, Inc. 13,300 85,425
*Advantage Energy, Ltd. 154,040 1,231,161
Aecon Group, Inc. 55,520 752,956
Ag Growth International, Inc. 12,343 373,535
AGF Management, Ltd., Class
B 52,960 470,398
Agnico Eagle Mines, Ltd. 80,244 9,983,560
Agnico Eagle Mines, Ltd., ADR 49,391 6,142,265
#*Aimia, Inc. 32,511 71,486
*Air Canada 89,075 1,243,461
#AirBoss of America Corp. 8,200 29,062
Alamos Gold, Inc., Class B 189,514 4,615,339
Alamos Gold, Inc., Class B 186,690 4,536,567
Algoma Central Corp. 4,700 53,780
Algoma Steel Group, Inc. 47,976 256,672
Algonquin Power & Utilities
Corp. 223,474 1,318,497
#Algonquin Power & Utilities
Corp. 33,722 199,276
Alimentation Couche-Tard, Inc. 104,035 5,417,902
*Allied Gold Corp. 13,977 179,546
AltaGas, Ltd. 137,857 4,079,223
Altius Minerals Corp. 21,671 455,976
Altus Group, Ltd. 8,358 349,784

117
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Amerigo Resources, Ltd. 56,900 $ 88,485
Andlauer Healthcare Group,
Inc., Class A 9,587 367,517
Andrew Peller, Ltd., Class A 8,000 31,247
ARC Resources, Ltd. 418,476 8,187,607
*Aritzia, Inc., Class B 66,402 3,571,890
AtCo., Ltd., Class I 30,871 1,120,471
*Athabasca Oil Corp. 480,820 2,037,977
AtkinsRealis Group, Inc., Class
B 62,046 4,402,975
*ATS Corp. 3,162 95,967
*ATS Corp. 26,521 806,631
#Aura Minerals, Inc. 5,900 143,771
*Aurora Cannabis, Inc. 25,123 111,573
#*AutoCanada, Inc. 14,210 272,473
B2Gold Corp. 674,404 2,273,135
B2Gold Corp. 406,523 1,369,982
Badger Infrastructure
Solutions, Ltd. 22,713 859,038
Bank of Montreal 40,540 4,484,603
Bank of Montreal, ADR 67,853 7,493,685
Bank of Nova Scotia (The) 67,346 3,755,165
Bank of Nova Scotia (The),
ADR 125,624 6,985,951
Barrick Mining Corp. 318,116 6,718,610
#*Bausch + Lomb Corp. 11,082 151,048
#*Bausch Health Cos., Inc. 20,280 119,842
*Bausch Health Cos., Inc.,
ADR 81,730 481,390
#Baytex Energy Corp. 370,467 787,800
#BCE, Inc. 9,642 225,402
#BCE, Inc., ADR 17,226 401,883
Birchcliff Energy, Ltd. 154,122 752,467
Bird Construction, Inc. 37,277 777,868
Black Diamond Group, Ltd. 37,101 317,729
#*BlackBerry, Ltd. 28,522 105,246
*Bombardier, Inc., Class A 1,500 175,057
*Bombardier, Inc., Class B 42,874 5,010,417
*Bonterra Energy Corp. 4,600 12,477
Boralex, Inc., Class A 56,769 1,287,675
Boyd Group Services, Inc. 10,624 1,475,780
*Bragg Gaming Group, Inc. 10,499 41,786
Brookfield Corp. 11,920 800,185
Brookfield Corp., ADR 101,642 6,815,096
Brookfield Infrastructure Corp. 47,255 1,844,835
Brookfield Renewable Corp. 7,321 268,168
#BRP, Inc. 9,706 491,847
BRP, Inc. 1,175 59,349
*CAE, Inc. 59,620 1,700,959
*CAE, Inc. 28,853 824,550
*Calfrac Well Services, Ltd. 13,600 38,954
Calian Group, Ltd., Registered 4,363 159,366
#Cameco Corp. 37,654 2,821,414
Canaccord Genuity Group,
Inc., Class A 34,529 268,730
*Canada Goose Holdings, Inc.,
Class A, ADR 3,010 32,960
Canadian Imperial Bank of
Commerce 116,137 8,318,721
Shares Value
CANADA — (Continued)
Canadian Imperial Bank of
Commerce, ADR 49,154 $ 3,511,562
Canadian National Railway Co. 2,426 227,027
Canadian National Railway
Co., ADR 61,950 5,789,227
Canadian Natural Resources,
Ltd. 488,492 15,485,196
Canadian Pacific Kansas City,
Ltd. 19,651 1,448,365
Canadian Pacific Kansas City,
Ltd., Class A 45,955 3,379,990
Canadian Tire Corp., Ltd.,
Class A 38,350 5,147,729
Canadian Utilities, Ltd., Class
A 57,274 1,598,229
#*Canfor Corp. 62,806 616,907
Capital Power Corp. 67,206 2,823,279
#*Capstone Copper Corp. 302,448 1,699,773
Cardinal Energy, Ltd. 109,838 571,216
#Cascades, Inc. 112,166 732,602
CCL Industries, Inc. 63,917 3,580,609
*Celestica, Inc. 6,284 1,259,073
*Celestica, Inc. 80,136 16,015,981
Cenovus Energy, Inc. 131,504 2,006,017
Cenovus Energy, Inc., ADR 558,812 8,510,707
Centerra Gold, Inc. 192,151 1,310,610
CES Energy Solutions Corp. 233,297 1,223,394
CGI, Inc. 28,364 2,740,489
CGI, Inc., ADR 23,411 2,257,523
CI Financial Corp., Registered 79,587 1,838,062
*Cineplex, Inc. 6,144 49,417
*Cipher Pharmaceuticals, Inc. 12,000 104,589
Cogeco Communications, Inc. 11,356 512,459
Cogeco, Inc. 2,673 113,161
*Colabor Group, Inc. 38,500 21,721
Colliers International Group,
Inc. 12,683 1,911,455
Colliers International Group,
Inc., Class B 2,114 319,497
Computer Modelling Group,
Ltd. 65,024 372,023
*Conifex Timber, Inc. 10,794 2,694
Constellation Software, Inc. 2,347 8,114,945
Corby Spirit and Wine, Ltd. 4,700 49,803
#*Cronos Group, Inc. 152,616 302,180
Definity Financial Corp. 58,844 3,177,248
*Denison Mines Corp. 146,292 301,568
dentalcorp Holdings, Ltd. 15,846 92,494
*Descartes Systems Group,
Inc. (The) 3,375 356,940
*Descartes Systems Group,
Inc. (The) 6,515 689,835
Dexterra Group, Inc. 17,491 120,820
*Docebo, Inc. 6,194 188,210
Dollarama, Inc. 63,460 8,692,673
Doman Building Materials
Group, Ltd. 57,100 353,119
Dominion Lending Centres,
Inc. 4,700 29,882

118
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
#*Dorel Industries, Inc., Class
B 18,650 $ 19,965
DREAM Unlimited Corp. 18,118 273,628
Dundee Precious Metals, Inc. 164,273 2,661,542
Dye & Durham, Ltd. 12,493 101,115
Dynacor Group, Inc. 24,620 84,586
E-L Financial Corp., Ltd. 48,400 514,264
*Eldorado Gold Corp. 82,645 1,694,222
*Eldorado Gold Corp., Class B 66,083 1,356,983
Element Fleet Management
Corp. 114,303 2,979,625
Emera, Inc. 65,008 3,059,145
Empire Co., Ltd., Class A 94,682 3,778,925
Enbridge, Inc. 100,112 4,534,072
Enbridge, Inc. 58,293 2,645,753
Endeavour Mining PLC 148,056 4,454,905
#*Endeavour Silver Corp. 38,527 195,332
Enerflex, Ltd. 79,698 636,985
Enerflex, Ltd. 6,693 53,410
*Energy Fuels, Inc. 31,800 289,122
Enghouse Systems, Ltd. 25,760 427,610
*Ensign Energy Services, Inc. 114,908 187,836
EQB, Inc. 22,193 1,653,379
#*Equinox Gold Corp. 255,025 1,555,652
*Equinox Gold Corp. 3,042 18,570
*ERO Copper Corp. 28,418 384,211
#*ERO Copper Corp. 40,079 543,547
Evertz Technologies, Ltd.,
Class B 16,065 140,019
Exchange Income Corp. 18,749 889,342
Exco Technologies, Ltd. 14,940 72,941
Extendicare, Inc. 52,939 472,126
Fairfax Financial Holdings, Ltd. 9,216 16,336,627
Fiera Capital Corp. 50,739 240,382
Finning International, Inc. 124,004 5,415,617
*Firan Technology Group
Corp. 14,341 118,873
First Majestic Silver Corp. 191,663 1,523,721
*First Quantum Minerals, Ltd. 282,551 4,759,765
FirstService Corp., Class WI 3,587 708,605
FirstService Corp., Class WI,
ADR 8,484 1,673,214
*Foraco International SA,
Registered 5,900 6,828
Fortis, Inc. 35,789 1,752,587
Fortis, Inc. 36,456 1,787,796
*Fortuna Mining Corp. 68,299 441,643
*Fortuna Mining Corp., ADR 214,047 1,380,603
Franco-Nevada Corp. 10,958 1,745,938
Franco-Nevada Corp. 423 67,531
Frontera Energy Corp. 6,859 31,553
*Galiano Gold, Inc. 70,680 94,066
Gamehost, Inc. 9,498 84,637
*GDI Integrated Facility
Services, Inc. 3,900 91,114
George Weston, Ltd. 20,740 3,949,683
GFL Environmental, Inc. 1,206 60,869
GFL Environmental, Inc. 28,634 1,441,436
Gibson Energy, Inc. 116,599 2,106,718
Shares Value
CANADA — (Continued)
Gildan Activewear, Inc. 23,037 $ 1,166,222
Gildan Activewear, Inc., ADR 51,209 2,586,567
*GoGold Resources, Inc. 149,996 219,154
Great-West Lifeco, Inc. 76,750 2,888,360
*Haivision Systems, Inc. 5,500 19,811
Hammond Manufacturing Co.,
Ltd., Class A 2,600 19,389
Hammond Power Solutions,
Inc. 6,000 537,876
Headwater Exploration, Inc. 191,698 1,005,252
High Liner Foods, Inc. 11,484 140,710
Hudbay Minerals, Inc., Class A 189,967 1,760,994
Hudbay Minerals, Inc., Class A 171,313 1,593,494
#*Hut 8 Corp., Class U 28,700 609,301
ΩHydro One, Ltd., Class R 38,042 1,348,275
iA Financial Corp., Inc. 72,577 7,119,901
*IAMGOLD Corp. 125,179 846,210
#*IAMGOLD Corp. 340,638 2,306,153
*Illumin Holdings, Inc. 18,300 28,988
*Imperial Metals Corp. 12,540 36,553
#Imperial Oil, Ltd. 615 51,391
Imperial Oil, Ltd., Registered 69,517 5,802,584
Information Services Corp. 7,300 168,963
InPlay Oil Corp. 1,483 11,424
Intact Financial Corp. 29,277 6,064,831
*Interfor Corp. 47,379 426,995
*Ivanhoe Mines, Ltd. 28,877 225,786
ΩJamieson Wellness, Inc. 24,035 584,816
*K92 Mining, Inc., Class B 166,805 1,736,157
K-Bro Linen, Inc. 7,729 191,471
*Kelt Exploration, Ltd. 142,987 761,191
Keyera Corp. 109,255 3,437,556
*Kinaxis, Inc. 2,776 412,901
Kinross Gold Corp. 290,213 4,653,736
Kinross Gold Corp. 703,916 11,262,656
*Knight Therapeutics, Inc. 60,731 267,514
*Kolibri Global Energy, Inc.,
Class R 18,600 114,219
KP Tissue, Inc. 7,600 49,364
Lassonde Industries, Inc.,
Class A 2,000 310,658
Laurentian Bank of Canada 38,130 849,724
Leon's Furniture, Ltd. 19,587 386,059
#*Lightspeed Commerce, Inc. 6,157 76,910
#*Lightspeed Commerce, Inc. 89,328 1,111,240
*<Lightstream Resources, Ltd. 52,634 –
#Linamar Corp. 34,961 1,694,251
Loblaw Cos., Ltd. 30,927 5,012,342
*Lucara Diamond Corp. 184,114 31,295
Lundin Gold, Inc. 77,570 3,598,108
Lundin Mining Corp.,
Registered 478,957 4,901,987
MAG Silver Corp. 44 899
Magellan Aerospace Corp. 8,300 102,538
#Magna International, Inc. 72,347 2,966,227
#Magna International, Inc. 80,925 3,325,853
Mainstreet Equity Corp. 2,696 360,754
*Major Drilling Group
International, Inc. 55,874 355,237

119
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
*Mandalay Resources Corp. 56,108 $ 196,422
Manulife Financial Corp. 38,654 1,198,580
Manulife Financial Corp., ADR 238,432 7,381,855
Maple Leaf Foods, Inc. 62,328 1,318,195
Martinrea International, Inc. 55,907 336,441
*Mattr Corp. 40,710 361,886
*MDA Space, Ltd. 63,121 1,771,433
*Medexus Pharmaceuticals,
Inc. 5,500 10,900
Medical Facilities Corp., Class
B 12,666 134,122
#MEG Energy Corp. 176,541 3,487,277
Melcor Developments, Ltd. 6,900 71,518
Meren Energy, Inc. 222,794 286,842
#Methanex Corp. 22,878 766,489
Methanex Corp., ADR 25,447 850,948
Metro, Inc. 45,784 3,508,600
Morguard Corp. 1,200 102,602
MTY Food Group, Inc., Class
R 13,819 385,918
Mullen Group, Ltd. 65,752 626,345
National Bank of Canada 170,074 17,730,111
Neo Performance Materials,
Inc., Registered 12,921 144,953
*New Gold, Inc. 82,023 343,676
*New Gold, Inc. 523,681 2,196,919
*NFI Group, Inc. 22,485 310,631
North American Construction
Group, Ltd. 19,752 297,877
North American Construction
Group, Ltd. 2,192 32,946
North West Co., Inc. (The) 41,228 1,418,251
Northland Power, Inc. 190,626 3,121,603
Nutrien, Ltd. 157,369 9,335,129
*NuVista Energy, Ltd. 147,994 1,567,128
#*Obsidian Energy, Ltd. 60,947 372,996
OceanaGold Corp. 185,809 2,533,362
Open Text Corp. 23,244 685,610
#Open Text Corp., ADR 140,692 4,140,566
OR Royalties, Inc. 27,695 768,821
OR Royalties, Inc. 32,442 898,968
*Orezone Gold Corp. 65,500 51,166
#*Organigram Global, Inc. 6,221 8,336
*Orla Mining, Ltd. 128,194 1,196,125
#Pan American Silver Corp. 92,264 2,497,878
#Pan American Silver Corp. 117,898 3,185,604
Paramount Resources, Ltd.,
Class A 76,626 1,181,079
Parex Resources, Inc. 81,933 974,271
Parkland Corp. 92,292 2,610,785
Pason Systems, Inc. 41,022 346,857
Pembina Pipeline Corp. 146,678 5,454,955
Pembina Pipeline Corp. 19,252 717,137
Pet Valu Holdings, Ltd. 20,585 499,233
Peyto Exploration &
Development Corp. 281,301 3,955,366
PHX Energy Services Corp. 22,960 138,170
Pine Cliff Energy, Ltd. 18,000 9,244
Pizza Pizza Royalty Corp. 18,574 214,013
Shares Value
CANADA — (Continued)
Polaris Renewable Energy,
Inc. 15,568 $ 140,079
Pollard Banknote, Ltd. 5,725 92,135
#*Precision Drilling Corp. 8,603 484,521
*Precision Drilling Corp. 2,896 163,448
Premium Brands Holdings
Corp. 29,801 1,893,400
*Quarterhill, Inc., Class B 66,428 63,903
Quebecor, Inc., Class B 100,822 2,842,604
#*Questerre Energy Corp.,
Class A 32,700 7,628
RB Global, Inc. 5,800 629,398
RB Global, Inc. 30,470 3,298,682
*Real Matters, Inc. 5,538 20,389
Restaurant Brands
International, Inc. 9,100 618,843
Restaurant Brands
International, Inc. 50,387 3,419,262
Richelieu Hardware, Ltd. 31,952 801,256
Rogers Communications, Inc.,
Class B 48,677 1,629,432
#Rogers Communications,
Inc., Class B, ADR 39,921 1,333,361
Rogers Sugar, Inc. 73,439 299,588
Royal Bank of Canada 204,491 26,296,665
Royal Bank of Canada, ADR 137,980 17,724,911
Russel Metals, Inc. 65,207 2,093,152
Sandstorm Gold, Ltd., ADR 160,476 1,502,055
*Sangoma Technologies Corp. 13,900 78,923
Saputo, Inc. 143,979 3,026,313
Savaria Corp. 2,966 42,649
Secure Waste Infrastructure
Corp., Class B 203,265 2,225,910
#*Shopify, Inc., Class A 2,608 319,494
*Shopify, Inc., Class A 14,769 1,804,919
Sienna Senior Living, Inc. 52,923 685,199
*Source Energy Services, Ltd. 6,200 61,886
South Bow Corp. 5,007 131,789
South Bow Corp., ADR 108,648 2,853,096
*Spartan Delta Corp. 11,905 40,299
ΩSpin Master Corp. 6,738 111,118
Sprott, Inc. 1,288 86,760
Sprott, Inc. 5,270 355,641
*SSR Mining, Inc., Registered 136,488 1,633,848
Stantec, Inc. 10,670 1,166,871
Stantec, Inc. 25,794 2,825,763
Stella-Jones, Inc. 41,525 2,372,471
Ω*STEP Energy Services, Ltd. 5,423 17,259
#*Steppe Gold, Ltd. 26,100 22,465
StorageVault Canada, Inc.,
Class B 92,255 309,618
Strathcona Resources, Ltd.,
Class R 262 6,447
Sun Life Financial, Inc. 110,464 6,738,304
Sun Life Financial, Inc. 37,371 2,283,536
Suncor Energy, Inc. 337,851 13,331,600
Suncor Energy, Inc. 90,906 3,593,369
Superior Plus Corp. 104,565 523,373
Supremex, Inc. 9,390 28,118

120
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Surge Energy, Inc. 80,855 $ 430,431
Sylogist, Ltd. 12,000 80,286
Taiga Building Products, Ltd. 12,900 29,391
Tamarack Valley Energy, Ltd. 441,169 1,735,893
*Taseko Mines, Ltd. 49,779 152,822
*Taseko Mines, Ltd. 136,980 421,081
TC Energy Corp. 189,572 9,076,707
Teck Resources, Ltd., Class A 700 23,670
Teck Resources, Ltd., Class B 31,084 1,010,165
Teck Resources, Ltd., Class B 212,039 6,882,786
*Telesat Corp. 2,600 62,473
TELUS Corp. 62,596 1,010,555
*TerrAscend Corp. 9,700 3,929
TerraVest Industries, Inc. 7,259 896,356
TFI International, Inc. 18,276 1,593,119
TFI International, Inc. 23,580 2,055,181
*Theratechnologies, Inc. 17,317 54,549
#Thomson Reuters Corp. 7,938 1,594,824
Thomson Reuters Corp. 570 114,647
#*Tilray Brands, Inc. 287,000 166,718
TMX Group, Ltd. 53,817 2,193,085
*Torex Gold Resources, Inc.,
Class A 79,248 2,237,206
Toromont Industries, Ltd. 40,389 4,104,192
Toronto-Dominion Bank (The) 112,092 8,182,217
Toronto-Dominion Bank (The),
ADR 107,288 7,819,149
#Total Energy Services, Inc. 37,110 312,437
Tourmaline Oil Corp. 174,763 7,454,178
#TransAlta Corp., Class A 54,793 660,256
TransAlta Corp., Class A 132,060 1,592,304
Transcontinental, Inc., Class A 63,451 884,381
Trican Well Service, Ltd. 261,302 1,075,410
Triple Flag Precious Metals
Corp. 25,881 590,604
*Trisura Group, Ltd., Class B 15,937 487,487
Vermilion Energy, Inc. 10,622 87,355
Vermilion Energy, Inc. 119,247 980,210
VersaBank 3,028 35,791
VersaBank 4,000 47,564
#*VerticalScope Holdings, Inc. 9,300 25,561
*<Victoria Gold Corp. 367 48
*Viemed Healthcare, Inc. 6,272 38,197
*Vitalhub Corp. 10,400 103,507
Wajax Corp. 18,462 315,145
*Wall Financial Corp. 100 1,146
Waste Connections, Inc. 21,369 3,988,951
*Well Health Technologies
Corp. 183,400 606,226
*Wesdome Gold Mines, Ltd. 123,333 1,471,914
#West Fraser Timber Co., Ltd. 6,273 434,782
West Fraser Timber Co., Ltd. 31,918 2,217,672
#Westshore Terminals
Investment Corp. 22,289 454,792
#Wheaton Precious Metals
Corp. 23,841 2,181,690
Wheaton Precious Metals
Corp. 2,186 200,362
Whitecap Resources, Inc. 522,609 3,953,919
Shares Value
CANADA — (Continued)
Whitecap Resources, Inc. 351,415 $ 2,649,669
*WildBrain, Ltd. 43,806 64,320
Winpak, Ltd., Class A 13,785 408,201
WSP Global, Inc. 25,390 5,239,425
*Yangarra Resources, Ltd. 9,301 6,929
Yellow Pages, Ltd. 5,310 42,210
TOTAL CANADA 705,617,691
CHILE — (0.1%)
Aguas Andinas SA, Class A 1,945,895 636,190
Banco de Chile 1,331,883 182,259
Banco de Chile, Sponsored
ADR 16,978 463,839
Banco de Credito e
Inversiones SA 16,925 667,264
Banco Itau Chile SA 11,168 146,598
Banco Santander Chile 1,174,867 67,414
Banco Santander Chile,
Sponsored ADR 7,208 165,856
Besalco SA 175,143 146,686
BICECORP SA 731,423 200,688
*CAP SA 36,693 173,518
Cencosud SA 302,433 905,063
Cencosud Shopping SA 116,417 225,919
Cia Cervecerias Unidas SA 13,530 79,490
#Cia Cervecerias Unidas SA,
Sponsored ADR 31,769 372,650
Colbun SA 3,312,830 487,173
Embotelladora Andina SA,
Sponsored ADR 8,420 192,986
Empresa Nacional de
Telecomunicaciones SA 131,316 428,627
Empresas CMPC SA 479,754 671,356
Empresas Copec SA 94,532 621,697
Enel Americas SA 2,375,995 235,396
Enel Chile SA 7,059,437 449,200
Enel Chile SA, Sponsored
ADR 18,409 58,541
Engie Energia Chile SA 257,828 313,108
Falabella SA, Class A 111,209 550,888
Forus SA, Class A 30,338 63,968
Inversiones Aguas
Metropolitanas SA 299,391 252,330
Inversiones La Construccion
SA 25,114 274,051
Latam Airlines Group SA,
Class A, ADR 4,551 197,468
Molibdenos y Metales SA 1,797 7,562
*Multiexport Foods SA 175,108 44,532
Parque Arauco SA 204,309 414,010
PAZ Corp. SA 30,769 17,152
Plaza SA 181,682 381,297
Ripley Corp. SA, Class A 668,276 281,213
Salfacorp SA 319,446 233,937
Sigdo Koppers SA 95,778 124,315
SMU SA, Class A 1,889,398 296,991
Sociedad Matriz SAAM SA,
Class B 1,954,512 235,460
*Sociedad Quimica y Minera
de Chile SA, Class B 972 35,511

121
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHILE — (Continued)
#*Sociedad Quimica y
Minera de Chile SA, Class B,
Sponsored ADR 9,001 $ 330,787
SONDA SA 281,055 92,491
Vina Concha y Toro SA 190,306 202,128
TOTAL CHILE 11,927,609
CHINA — (7.7%)
263 Network Communications
Co., Ltd., Class A 29,800 24,798
360 Security Technology, Inc.,
Class A 27,800 43,569
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 68,600 158,033
Ω3SBio, Inc., Class A 1,566,000 6,403,643
5I5J Holding Group Co., Ltd.,
Class A 172,300 71,212
AAC Technologies Holdings,
Inc. 668,500 3,402,111
Accelink Technologies Co.,
Ltd., Class A 21,800 157,071
*ADAMA, Ltd., Class A 42,400 41,870
*Addsino Co., Ltd., Class A 58,500 66,044
*Adicon Holdings, Ltd. 12,500 11,911
Advanced Micro-Fabrication
Equipment, Inc., Class A 1,410 38,646
Advanced Technology &
Materials Co., Ltd., Class A 18,200 33,597
*AECC Aero Science and
Technology Co., Ltd., Class A 11,400 49,773
AECC Aero-Engine Control
Co., Ltd., Class A 13,600 39,780
AECC Aviation Power Co.,
Ltd., Class A 11,700 68,738
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 32,800 59,730
Aerospace Intelligent
Manufacturing Technology
Co., Ltd., Class A 38,300 92,374
#*Agile Group Holdings, Ltd. 1,262,000 76,363
Agricultural Bank of China,
Ltd., Class H 5,340,000 3,503,312
Aier Eye Hospital Group Co.,
Ltd., Class A 67,784 120,804
Ω*AInnovation Technology
Group Co., Ltd., Class H 24,700 19,319
*Air China, Ltd., Class H 748,000 499,302
Aisino Corp., Class A 78,300 100,017
ΩAK Medical Holdings, Ltd. 218,000 190,507
Ω*Akeso, Inc. 351,000 6,912,688
ΩA-Living Smart City Services
Co., Ltd., Class H 422,250 158,680
All Winner Technology Co.,
Ltd., Class A 10,010 55,380
Allmed Medical Products Co.,
Ltd., Class A 50,250 64,536
Aluminum Corp. of China, Ltd.,
Class H 2,812,000 2,231,689
Shares Value
CHINA — (Continued)
*Amlogic Shanghai Co., Ltd.,
Class A 3,374 $ 33,856
Amoy Diagnostics Co., Ltd.,
Class A 18,600 60,390
*<Amrita Global Development,
Ltd. 272,000 20,790
An Hui Wenergy Co., Ltd.,
Class A 57,100 56,386
*ANE Cayman, Inc. 412,500 428,264
#*Angang Steel Co., Ltd.,
Class H 914,000 261,975
Angel Yeast Co., Ltd., Class A 27,100 128,994
Ω#Angelalign Technology, Inc. 15,600 117,248
Anhui Anfu Battery Technology
Co., Ltd., Class A 17,400 66,968
Anhui Anke Biotechnology
Group Co., Ltd., Class H 51,800 87,001
Anhui Construction
Engineering Group Co., Ltd.,
Class A 76,700 51,806
Anhui Expressway Co., Ltd.,
Class H 184,000 287,368
*Anhui Golden Seed Winery
Co., Ltd., Class A 11,100 16,041
Anhui Guangxin Agrochemical
Co., Ltd., Class A 46,908 77,939
Anhui Gujing Distillery Co.,
Ltd., Class A 4,800 91,730
Anhui Heli Co., Ltd., Class A 63,500 156,588
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 85,900 81,609
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 39,290 97,814
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 50,000 40,568
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 48,000 329,533
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 132,700 112,083
Anhui Jinhe Industrial Co.,
Ltd., Class A 28,500 88,739
Anhui Kouzi Distillery Co., Ltd.,
Class A 24,900 114,931
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 7,400 5,604
*Anhui Tatfook Technology
Co., Ltd., Class A 41,900 70,955
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 44,100 52,784
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 41,100 50,561
Anhui Yingjia Distillery Co.,
Ltd., Class A 12,800 72,892

122
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 13,100 $ 47,602
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 95,800 233,714
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 6,524 135,525
Anjoy Foods Group Co., Ltd.,
Class A 10,200 104,402
Anker Innovations Technology
Co., Ltd., Class A 3,250 55,925
ANTA Sports Products, Ltd. 630,000 7,222,930
Anton Oilfield Services Group 1,716,000 308,224
Aoshikang Technology Co.,
Ltd., Class A 20,000 109,983
Aotecar New Energy
Technology Co., Ltd., Class A 154,900 61,658
*Aowei Holdings, Ltd. 59,000 2,180
Apeloa Pharmaceutical Co.,
Ltd., Class A 55,600 124,075
*ApicHope Pharmaceutical
Group Co., Ltd., Class A 17,427 187,462
Appotronics Corp., Ltd. 20,615 43,631
APT Medical, Inc., Class A 2,148 84,765
Arcsoft Corp., Ltd., Class A 3,661 25,083
Arctech Solar Holding Co., Ltd. 16,083 110,481
Ω*Arrail Group, Ltd. 45,000 15,535
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 23,600 105,002
Ω#AsiaInfo Technologies, Ltd.,
Class R 233,600 338,646
Asian Star Anchor Chain Co.,
Ltd., Class A 23,000 33,175
*ASR Microelectronics Co.,
Ltd., Class A 9,174 112,375
Asymchem Laboratories
Tianjin Co., Ltd., Class A 3,800 60,208
Aurisco Pharmaceutical Co.,
Ltd., Class A 11,600 38,773
*AustAsia Group, Ltd. 89,387 15,942
Autel Intelligent Technology
Corp., Ltd., Class A 22,251 107,487
Autobio Diagnostics Co., Ltd.,
Class A 14,200 78,344
Avary Holding Shenzhen Co.,
Ltd., Class A 81,800 601,287
AviChina Industry &
Technology Co., Ltd., Class H 2,530,000 1,495,439
AVICOPTER PLC, Class A 6,200 34,035
Bafang Electric Suzhou Co.,
Ltd., Class A 9,884 36,862
Ω*BAIC Motor Corp., Ltd.,
Class H 1,513,000 414,389
Baiyin Nonferrous Group Co.,
Ltd., Class A 253,800 111,232
Bank of Beijing Co., Ltd.,
Class A 263,910 236,085
Shares Value
CHINA — (Continued)
Bank of Changsha Co., Ltd.,
Class A 339,600 $ 465,347
Bank of Chengdu Co., Ltd.,
Class A 123,900 317,388
Bank of China, Ltd., Class H 11,105,800 6,422,972
Bank of Chongqing Co., Ltd.,
Class H 529,000 522,261
Bank of Communications Co.,
Ltd., Class H 1,297,695 1,168,752
*Bank of Gansu Co., Ltd.,
Class H 329,000 12,154
Bank of Guiyang Co., Ltd.,
Class A 121,640 107,803
Bank of Hangzhou Co., Ltd.,
Class A 191,915 427,205
Bank of Jiangsu Co., Ltd.,
Class A 325,700 510,445
Bank of Nanjing Co., Ltd.,
Class A 159,100 253,317
Bank of Ningbo Co., Ltd.,
Class A 117,200 453,020
Bank of Shanghai Co., Ltd.,
Class A 182,221 258,539
Bank of Suzhou Co., Ltd.,
Class A 336,060 398,041
Bank of Tianjin Co., Ltd., Class
H 103,500 32,303
Bank of Xi'an Co., Ltd., Class
A 159,300 84,840
*Baoding Tianwei Baobian
Electric Co., Ltd. 21,244 25,545
Baoji Titanium Industry Co.,
Ltd., Class A 26,100 111,854
Baoshan Iron & Steel Co., Ltd.,
Class A 214,884 218,752
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 29,600 21,183
Baowu Magnesium
Technology Co., Ltd., Class A 19,040 32,296
Baoxiniao Holding Co., Ltd.,
Class A 125,900 66,179
Baoye Group Co., Ltd., Class
H 87,040 48,121
*Baozun, Inc., Class A 24,500 24,750
*Baozun, Inc., Class A,
Sponsored ADR 20,679 56,040
#BBMG Corp., Class H 750,000 77,389
*Be Friends Holding, Ltd.,
Class A 596,000 77,442
Bear Electric Appliance Co.,
Ltd., Class A 10,200 67,989
Befar Group Co., Ltd., Class A 124,400 75,742
Beibuwan Port Co., Ltd., Class
A 109,800 124,264
Beijing Aerospace Shenzhou
Intelligent Equipment
Technology Co., Ltd., Class A 13,900 27,221
*Beijing BDStar Navigation
Co., Ltd., Class A 12,600 52,688

123
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 7,500 $ 31,643
*Beijing Capital Development
Co., Ltd., Class A 125,000 45,422
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 313,900 134,089
*Beijing Capital International
Airport Co., Ltd., Class H 1,642,000 637,975
Beijing Career International
Co., Ltd., Class A 6,700 33,276
Beijing Changjiu Logistics
Corp., Class A 18,800 20,494
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class H 31,000 62,869
Beijing CTJ Information
Technology Co., Ltd., Class A 5,000 17,565
*Beijing Cuiwei Tower Co.,
Ltd., Class A 26,300 46,325
*Beijing Dabeinong
Technology Group Co., Ltd.,
Class A 220,800 126,474
Beijing Dahao Technology
Corp., Ltd., Class A 12,500 23,890
Beijing Easpring Material
Technology Co., Ltd., Class A 24,400 139,594
*Beijing eGOVA Co., Ltd.,
Class A 11,300 27,505
Beijing Enlight Media Co., Ltd.,
Class A 26,500 72,772
Beijing Enterprises Holdings,
Ltd. 403,500 1,688,532
Beijing Fengjing Automotive
Parts Co., Ltd., Class A 184,700 89,402
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 69,700 60,515
*Beijing Haixin Energy
Technology Co., Ltd., Class A 165,454 77,791
Beijing Haohua Energy
Resource Co., Ltd., Class A 86,600 87,438
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 1,527 30,205
Beijing Jetsen Technology Co.,
Ltd., Class A 176,700 140,670
Beijing Jingneng Clean Energy
Co., Ltd., Class H 714,000 216,474
*Beijing Jingyuntong
Technology Co., Ltd., Class A 141,000 72,160
Beijing Kingsoft Office
Software, Inc., Class A 558 24,262
*Beijing Leike Defense
Technology Co., Ltd., Class A 61,800 51,084
Beijing New Building Materials
PLC, Class A 28,200 102,041
*Beijing North Star Co., Ltd.,
Class H 518,000 57,409
Beijing Oriental Jicheng Co.,
Ltd., Class A 5,100 20,223
Shares Value
CHINA — (Continued)
Beijing Originwater Technology
Co., Ltd., Class A 125,616 $ 80,664
*Beijing Relpow Technology
Co., Ltd., Class A 15,200 36,302
Beijing Roborock Technology
Co., Ltd., Class A 3,537 85,043
Beijing Sanyuan Foods Co.,
Ltd., Class A 81,600 52,512
Beijing Shiji Information
Technology Co., Ltd., Class A 28,818 41,048
Beijing Shougang Co., Ltd.,
Class A 125,900 72,989
Beijing Shunxin Agriculture
Co., Ltd., Class A 23,300 50,832
Beijing Sifang Automation Co.,
Ltd., Class A 23,900 56,251
Beijing Sinnet Technology Co.,
Ltd., Class A 36,376 73,456
*Beijing Sinohytec Co., Ltd.,
Class H 11,600 36,869
Beijing SL Pharmaceutical Co.,
Ltd., Class A 62,900 73,628
*Beijing Sojo Electric Co., Ltd.,
Class A 25,000 25,173
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 94,600 52,744
Beijing Strong Biotechnologies,
Inc., Class A 38,100 77,413
*Beijing SuperMap Software
Co., Ltd., Class A 13,900 31,346
Beijing Teamsun Technology
Co., Ltd., Class A 24,500 37,106
*Beijing Thunisoft Corp., Ltd.,
Class A 70,200 83,439
Beijing Tiantan Biological
Products Corp., Ltd., Class A 28,960 80,411
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd.,
Class A 148,000 172,321
Beijing Tong Ren Tang Co.,
Ltd., Class A 11,400 56,904
Beijing Ultrapower Software
Co., Ltd., Class A 58,000 101,598
Beijing United Information
Technology Co., Ltd., Class A 46,600 153,692
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 50,000 8,790
*Beijing VRV Software Corp.,
Ltd., Class A 38,400 28,599
*Beijing Watertek Information
Technology Co., Ltd., Class A 95,200 63,641
Beijing Yanjing Brewery Co.,
Ltd., Class A 107,755 185,614
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 12,300 93,638
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 37,005 67,849

124
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 449,300 $ 336,498
*Beiqi Foton Motor Co., Ltd.,
Class A 471,400 175,871
*Bengang Steel Plates Co.,
Ltd., Class A 84,200 44,376
#*BeOne Medicines, Ltd.,
Class A, Sponsored ADR 1,309 394,179
Best Pacific International
Holdings, Ltd., Class A 96,000 35,343
Bestore Co., Ltd., Class A 58,700 104,289
*Bestway Marine & Energy
Technology Co., Ltd., Class A 42,900 41,233
Bethel Automotive Safety
Systems Co., Ltd., Class A 10,080 65,903
Betta Pharmaceuticals Co.,
Ltd., Class A 5,800 51,933
Beyondsoft Corp., Class A 15,000 30,166
*BGI Genomics Co., Ltd.,
Class A 10,400 76,721
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 45,400 101,691
*Bilibili, Inc., Class Z 79,200 1,811,006
Binjiang Service Group Co.,
Ltd. 49,500 150,707
Black Peony Group Co., Ltd.,
Class A 58,200 43,427
Bloomage Biotechnology
Corp., Ltd., Class A 2,394 17,206
Ω#Blue Moon Group Holdings,
Ltd., Class A 290,500 140,254
*Blue Sail Medical Co., Ltd.,
Class A 56,900 50,269
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 107,800 103,910
Bluestar Adisseo Co., Class A 33,800 46,456
ΩBOC Aviation, Ltd., Class A 169,700 1,546,756
BOC International China Co.,
Ltd., Class A 33,400 70,597
*BOE HC SemiTek Corp.,
Class A 63,600 65,715
BOE Technology Group Co.,
Ltd., Class A 790,700 443,043
*Bohai Leasing Co., Ltd.,
Class A 454,200 219,219
*Bomin Electronics Co., Ltd. 41,200 59,713
Bright Dairy & Food Co., Ltd.,
Class A 76,100 90,135
BrightGene Bio-Medical
Technology Co., Ltd., Class A 4,996 67,752
Bros Eastern Co., Ltd., Class A 60,700 44,450
*B-Soft Co., Ltd., Class A 78,600 63,118
BTG Hotels Group Co., Ltd.,
Class A 72,800 140,649
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 42,400 59,746
BYD Co., Ltd. 443,500 6,519,732
Shares Value
CHINA — (Continued)
BYD Electronic International
Co., Ltd., Class A 703,000 $ 2,946,331
By-health Co., Ltd., Class A 53,100 86,681
C&D Property Management
Group Co., Ltd. 387,000 140,503
*C&S Paper Co., Ltd., Class A 42,100 44,201
Caitong Securities Co., Ltd.,
Class A 64,370 72,314
Ω*CALB Group Co., Ltd.,
Class H 20,000 50,191
Camel Group Co., Ltd., Class
A 53,200 67,144
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 103,500 52,538
Canmax Technologies Co.,
Ltd., Class A 22,470 62,141
Ω*CanSino Biologics, Inc.,
Class H 32,800 187,190
Castech, Inc., Class A 15,840 86,052
Cathay Biotech, Inc. 4,647 31,001
*CCCC Design & Consulting
Group Co., Ltd., Class A 32,400 36,398
CCS Supply Chain
Management Co., Ltd., Class
A 75,100 46,767
CECEP Solar Energy Co.,
Ltd., Class A 161,000 100,929
CECEP Wind-Power Corp.,
Class A 324,620 135,067
Center International Group
Co., Ltd., Class A 15,600 22,285
Central China New Life, Ltd.,
Class H 207,000 30,852
#Central China Securities Co.,
Ltd., Class H 608,000 212,219
*CETC Chips Technology,
Inc., Class A 12,800 22,013
CETC Cyberspace Security
Technology Co., Ltd., Class A 9,800 24,819
CETC Digital Technology Co.,
Ltd., Class A 12,390 43,854
CETC Potevio
Science&Technology Co., Ltd.,
Class A 11,200 35,758
*CGN Nuclear Technology
Development Co., Ltd., Class
A 43,000 46,577
ΩCGN Power Co., Ltd., Class
H 3,301,000 1,240,503
Changbai Mountain Tourism
Co., Ltd. 9,500 48,592
Changchun Faway Automobile
Components Co., Ltd., Class A 49,700 70,447
Changchun High-Tech Industry
Group Co., Ltd., Class A 9,100 133,177
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 88,100 39,955
Changjiang Securities Co.,
Ltd., Class A 70,000 71,551

125
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*ChangYuan Technology
Group, Ltd., Class A 67,200 $ 29,358
Changzheng Engineering
Technology Co., Ltd., Class A 23,800 56,346
Changzhou Qianhong
Biopharma Co., Ltd., Class A 51,100 79,164
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 5,100 83,875
Chaowei Power Holdings, Ltd.,
Class A 330,000 57,592
Chaozhou Three-Circle Group
Co., Ltd., Class A 5,500 25,241
*Chen Lin Education Group
Holdings, Ltd. 174,000 30,810
Cheng De Lolo Co., Ltd.,
Class A 51,300 62,256
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 29,870 49,506
Chengdu Galaxy Magnets Co.,
Ltd., Class A 9,400 38,055
Chengdu Hongqi Chain Co.,
Ltd., Class A 129,400 109,475
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 41,900 238,143
Chengdu Kanghua Biological
Products Co., Ltd., Class A 10,075 108,251
Chengdu Leejun Industrial Co.,
Ltd., Class A 22,800 38,705
Chengdu Wintrue Holding Co.,
Ltd., Class A 92,300 134,798
Chengdu Xingrong
Environment Co., Ltd., Class A 91,800 90,524
Chengtun Mining Group Co.,
Ltd., Class A 208,800 218,061
Chenguang Biotech Group
Co., Ltd., Class A 25,009 45,577
*Chengxin Lithium Group Co.,
Ltd., Class A 45,100 97,078
Chengzhi Co., Ltd., Class A 93,700 100,975
Chervon Holdings, Ltd. 103,900 238,242
Chifeng Jilong Gold Mining
Co., Ltd., Class A 44,800 142,225
*China Aerospace International
Holdings, Ltd. 1,184,000 72,397
*China Anchu Energy Storage
Group, Ltd., Class A 242,000 11,561
China Animal Husbandry
Industry Co., Ltd., Class A 69,700 73,855
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 42,400 114,377
China Baoan Group Co., Ltd.,
Class A 36,400 45,940
Ω*China Bohai Bank Co., Ltd.,
Class H 2,061,000 270,424
China CAMC Engineering Co.,
Ltd., Class A 81,400 95,848
Shares Value
CHINA — (Continued)
#China Chunlai Education
Group Co., Ltd., Class H 109,000 $ 61,929
China Cinda Asset
Management Co., Ltd., Class
H 7,730,000 1,398,293
China CITIC Bank Corp., Ltd.,
Class H 2,309,000 2,150,164
#China Coal Energy Co., Ltd.,
Class A 1,736,000 2,136,275
*China Coal Xinji Energy Co.,
Ltd., Class A 166,200 148,677
China Communications
Services Corp., Ltd., Class H 1,572,000 917,167
*China Conch Environment
Protection Holdings, Ltd. 1,014,500 86,588
#China Conch Venture
Holdings, Ltd., Class H 1,098,500 1,343,389
China Construction Bank
Corp., Class H 19,690,200 20,191,861
China CSSC Holdings, Ltd.,
Class A 26,300 125,222
China CYTS Tours Holding
Co., Ltd., Class A 54,200 74,119
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 1,125,000 329,618
China Design Group Co., Ltd.,
Class A 54,500 63,418
#*<China Dili Group 715,600 11,286
ΩChina East Education
Holdings, Ltd., Class H 399,000 414,248
*China Eastern Airlines Corp.,
Ltd., Class H 1,012,000 364,836
*China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 664,000 21,992
China Energy Engineering
Corp., Ltd., Class A 440,709 158,309
China Energy Engineering
Corp., Ltd., Class H 2,100,000 347,771
China Everbright Bank Co.,
Ltd., Class H 896,000 421,177
China Everbright Environment
Group, Ltd., Class A 1,635,074 876,900
China Everbright Water, Ltd. 129,348 24,427
*China Express Airlines Co.,
Ltd., Class A 84,800 97,970
ΩChina Feihe, Ltd., Class A 2,877,000 1,711,540
China Film Group Co., Ltd.,
Class A 40,800 75,147
*China First Heavy Industries
Co., Ltd., Class A 170,700 68,183
China Galaxy Securities Co.,
Ltd., Class H 1,575,500 2,131,441
China Gold International
Resources Corp., Ltd. 120,535 1,044,454
#China Gold International
Resources Corp., Ltd., Class A 286,600 2,473,522
China Great Wall Securities
Co., Ltd., Class A 46,700 57,127

126
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*China Greatwall Technology
Group Co., Ltd., Class A 35,300 $ 73,829
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 33,500 40,143
China Hainan Rubber Industry
Group Co., Ltd., Class A 32,600 22,200
China Haisum Engineering
Co., Ltd. 19,500 28,397
China Hanking Holdings, Ltd.,
Class A 433,000 126,315
*China Harmony Auto Holding,
Ltd., Class A 380,000 61,962
China Harzone Industry Corp.,
Ltd., Class A 19,700 34,180
*China High Speed Railway
Technology Co., Ltd., Class A 129,000 49,559
#China Hongqiao Group, Ltd.,
Class H 2,387,500 6,326,115
ΩChina International Capital
Corp., Ltd., Class H 497,600 1,265,235
China International Marine
Containers Group Co., Ltd.,
Class H 634,380 684,484
China Isotope & Radiation
Corp., Class H 30,000 62,752
China Jinmao Holdings Group,
Ltd., Class A 4,381,967 798,244
China Jushi Co., Ltd., Class A 160,700 276,147
China Kepei Education Group,
Ltd., Class A 260,000 51,006
China Kings Resources Group
Co., Ltd., Class A 28,812 62,897
China Leadshine Technology
Co., Ltd., Class A 9,100 56,542
China Lesso Group Holdings,
Ltd., Class H 848,000 505,559
China Life Insurance Co., Ltd.,
Class H 478,000 1,385,287
China Lilang, Ltd. 348,000 164,469
Ω*China Literature, Ltd., Class
H 243,400 958,097
China Longyuan Power Group
Corp., Ltd., Class H 979,000 884,218
*<China Lumena New
Materials Corp. 18,800 –
*China Maple Leaf Educational
Systems, Ltd. 896,000 42,232
China Meheco Group Co.,
Ltd., Class A 56,560 86,603
China Meidong Auto Holdings,
Ltd. 408,000 108,107
China Merchants Bank Co.,
Ltd., Class H 1,147,701 7,456,401
China Merchants Energy
Shipping Co., Ltd., Class A 256,560 215,633
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 33,800 52,550
Shares Value
CHINA — (Continued)
China Merchants Port Holdings
Co., Ltd., Class A 1,140,443 $ 2,246,019
China Merchants Property
Operation & Service Co., Ltd.,
Class A 38,800 66,566
ΩChina Merchants Securities
Co., Ltd., Class H 208,560 431,467
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 99,600 120,180
*<China Metal Recycling
Holdings, Ltd. 89,400 –
China Minsheng Banking
Corp., Ltd., Class H 3,180,620 1,916,475
#China Modern Dairy
Holdings, Ltd. 2,083,000 315,767
China National Accord
Medicines Corp., Ltd., Class A 46,080 162,777
China National Building
Material Co., Ltd., Class A 1,880,747 1,121,261
China National Chemical
Engineering Co., Ltd., Class A 37,800 41,888
China National Electric
Apparatus Research Institute
Co., Ltd., Class A 15,905 55,699
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 70,300 79,561
China National Medicines
Corp., Ltd., Class A 12,600 51,465
China National Nuclear Power
Co., Ltd., Class A 388,101 494,667
ΩChina New Higher Education
Group, Ltd., Class A 770,761 107,023
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 55,300 45,251
China Nonferrous Mining
Corp., Ltd., Class A 1,110,000 1,081,720
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 7,600 39,527
China Oilfield Services, Ltd.,
Class H 1,440,000 1,276,739
China Overseas Grand
Oceans Group, Ltd. 1,417,562 350,327
China Overseas Land &
Investment, Ltd., Class H 2,211,827 3,831,955
China Pacific Insurance Group
Co., Ltd., Class H 1,189,200 4,794,673
China Petroleum & Chemical
Corp., Class A 10,301,400 6,036,489
China Petroleum Engineering
Corp., Class A 173,300 82,441
China Power International
Development, Ltd., Class A 1,993,333 782,098
*<China Properties Group, Ltd. 173,000 –
China Publishing & Media Co.,
Ltd., Class A 61,300 57,302

127
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
China Qinfa Group, Ltd., Class
H 370,000 $ 84,841
China Railway Group, Ltd.,
Class H 2,017,000 1,014,924
China Railway Hi-tech Industry
Co., Ltd., Class A 78,000 98,228
China Railway Materials Co.,
Ltd., Class A 76,800 28,440
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 711,000 311,572
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 55,800 44,190
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 5,800 34,075
China Reinsurance Group
Corp., Class H 3,218,000 561,613
China Resource and
Environment Co., Ltd. 67,100 41,413
China Resources Beer
Holdings Co., Ltd., Class A 1,211,962 4,037,300
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 10,700 40,009
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 69,900 205,235
China Resources Medical
Holdings Co., Ltd., Class A 717,500 406,736
China Resources
Microelectronics, Ltd., Class A 4,922 31,832
ΩChina Resources Mixc
Lifestyle Services, Ltd., Class
H 336,600 1,565,083
ΩChina Resources
Pharmaceutical Group, Ltd. 1,446,500 1,011,629
China Resources Power
Holdings Co., Ltd., Class A 696,678 1,727,051
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 42,633 185,250
#China Risun Group, Ltd. 957,000 288,929
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 500,000 112,102
China Science Publishing &
Media, Ltd., Class A 13,200 36,121
*China Shanshui Cement
Group, Ltd. 234,000 20,568
Ω*China Shengmu Organic
Milk, Ltd., Class H 1,157,000 44,954
#China Shenhua Energy Co.,
Ltd., Class A 1,007,616 4,370,615
#*China Southern Airlines Co.,
Ltd., Class A 802,000 369,839
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 32,200 20,632
Shares Value
CHINA — (Continued)
China Southern Power Grid
Technology Co., Ltd., Class A 4,105 $ 18,845
China State Construction
Engineering Corp., Ltd., Class
A 375,200 294,532
China Sunshine Paper
Holdings Co., Ltd., Class H 503,000 123,668
China Suntien Green Energy
Corp., Ltd., Class H 818,000 437,656
China Taiping Insurance
Holdings Co., Ltd., Class A 1,285,706 2,866,224
China Testing & Certification
International Group Co., Ltd.,
Class A 27,000 26,250
China Tianying, Inc., Class A 142,100 84,548
China Tobacco International
HK Co., Ltd., Class H 152,000 638,013
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 33,600 243,546
ΩChina Tower Corp., Ltd.,
Class H 3,692,500 5,174,204
#China Traditional Chinese
Medicine Holdings Co., Ltd.,
Class A 3,302,000 942,227
*China TransInfo Technology
Co., Ltd., Class A 65,700 97,317
#China Travel International
Investment Hong Kong, Ltd.,
Class A 1,702,000 401,108
China Tungsten And Hightech
Materials Co., Ltd., Class A 37,920 84,726
*China Vanke Co., Ltd., Class
H 1,092,510 694,475
China West Construction
Group Co., Ltd., Class A 32,500 28,983
China World Trade Center Co.,
Ltd., Class A 19,000 53,810
China XD Electric Co., Ltd.,
Class A 62,400 56,686
China XLX Fertiliser, Ltd.,
Class A 583,000 486,452
China Yangtze Power Co.,
Ltd., Class A 146,900 567,210
China Yongda Automobiles
Services Holdings, Ltd. 915,500 262,404
Ω#*China Youran Dairy Group,
Ltd., Class A 1,140,000 537,325
Ω*China Yuhua Education
Corp., Ltd., Class A 1,200,000 81,019
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 12,300 81,082
China Zheshang Bank Co.,
Ltd., Class H 1,409,000 495,394
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 15,100 16,147
Chinasoft International, Ltd. 2,230,000 1,619,236
Chongqing Brewery Co., Ltd.,
Class A 6,900 52,844

128
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Chongqing Changan
Automobile Co., Ltd., Class A 120,800 $ 215,457
Chongqing Chuanyi
Automation Co., Ltd., Class A 30,210 84,301
Chongqing Department Store
Co., Ltd., Class A 25,600 103,675
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 121,867 154,147
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 26,050 47,330
Chongqing Gas Group Corp.,
Ltd., Class A 47,100 37,104
Chongqing Machinery &
Electric Co., Ltd., Class H 701,925 125,184
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 10,900 28,496
Chongqing Port Co., Ltd.,
Class A 97,200 75,089
*Chongqing Qianli Technology
Co., Ltd., Class A 18,000 20,521
Chongqing Road & Bridge Co.,
Ltd., Class A 155,200 138,837
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,249,000 991,245
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 177,000 208,172
*Chongqing Taiji Industry
Group Co., Ltd., Class A 21,700 72,803
Chongqing Zhifei Biological
Products Co., Ltd., Class A 30,000 100,233
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,800 38,279
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 59,400 75,710
Chow Tai Seng Jewellery Co.,
Ltd., Class A 50,700 91,061
CIG Shanghai Co., Ltd. 22,800 171,644
CIMC Enric Holdings, Ltd. 512,000 436,994
*Cinda Real Estate Co., Ltd.,
Class A 81,400 43,465
Cisen Pharmaceutical Co.,
Ltd., Class A 22,400 93,232
CITIC Heavy Industries Co.,
Ltd., Class A 130,000 83,840
CITIC Press Corp., Class A 2,600 11,464
CITIC Securities Co., Ltd.,
Class H 274,225 964,154
CITIC, Ltd. 1,081,000 1,622,189
City Development Environment
Co., Ltd., Class A 48,500 93,096
*ClouDr Group, Ltd. 190,000 36,064
#*CMGE Technology Group,
Ltd., Class H 1,598,000 103,819
CMOC Group, Ltd., Class H 2,748,000 3,129,569
CMST Development Co., Ltd.,
Class A 128,400 104,890
Shares Value
CHINA — (Continued)
CNGR Advanced Material Co.,
Ltd., Class A 10,226 $ 47,867
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 102,900 59,797
CNOOC Energy Technology &
Services, Ltd., Class A 210,200 118,070
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 87,610 95,384
*COFCO Biotechnology Co.,
Ltd., Class A 105,100 85,273
COFCO Capital Holdings Co.,
Ltd., Class A 3,800 6,461
#*COFCO Joycome Foods,
Ltd., Class A 2,155,000 480,414
COFCO Sugar Holding Co.,
Ltd., Class A 79,000 107,266
Cofoe Medical Technology
Co., Ltd., Class A 6,200 31,713
*COL Group Co., Ltd., Class A 5,700 21,171
Contec Medical Systems Co.,
Ltd., Class A 11,400 32,729
Contemporary Amperex
Technology Co., Ltd., Class A 46,420 1,703,650
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 1,261,752 1,027,082
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 166,100 154,116
COSCO SHIPPING
Technology Co., Ltd. 11,400 35,859
Cosonic Intelligent
Technologies Co., Ltd., Class
A 43,200 104,132
CQ Pharmaceutical Holding
Co., Ltd., Class A 121,000 88,776
CRRC Corp., Ltd., Class H 1,777,000 1,231,450
Crystal Clear Electronic
Material Co., Ltd., Class A 22,300 32,475
ΩCSC Financial Co., Ltd.,
Class H 72,500 116,000
CSG Holding Co., Ltd., Class
A 138,100 91,553
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 49,528 370,522
CSPC Pharmaceutical Group,
Ltd., Class A 6,632,080 8,380,921
CSSC Science & Technology
Co., Ltd., Class A 42,400 74,154
CTS International Logistics
Corp., Ltd., Class A 86,800 75,602
*Cybrid Technologies, Inc. 39,500 61,358
*Daan Gene Co., Ltd., Class A 90,760 87,736
Dajin Heavy Industry Co., Ltd.,
Class A 6,500 28,776
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 131,000 112,646

129
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Daqin Railway Co., Ltd., Class
A 149,200 $ 135,332
Dashang Co., Ltd., Class A 34,364 93,223
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 62,711 150,554
#Datang International Power
Generation Co., Ltd., Class H 1,410,000 355,643
DBG Technology Co., Ltd.,
Class A 33,100 126,474
DeHua TB New Decoration
Materials Co., Ltd., Class A 61,400 85,072
Deppon Logistics Co., Ltd.,
Class A 30,200 65,173
*Dezhan Healthcare Co., Ltd. 128,900 86,706
DHC Software Co., Ltd., Class
A 84,300 108,383
Dian Diagnostics Group Co.,
Ltd., Class A 40,400 90,211
Digital China Group Co., Ltd.,
Class A 22,270 127,871
*Digital China Information
Service Group Co., Ltd., Class
A 34,100 60,773
Do-Fluoride New Materials
Co., Ltd., Class A 32,437 55,875
Dong-E-E-Jiao Co., Ltd., Class
A 16,500 118,083
#Dongfang Electric Corp., Ltd.,
Class H 140,000 330,650
Dongfang Electronics Co.,
Ltd., Class A 39,200 55,727
DongFeng Automobile Co.,
Ltd., Class A 32,400 32,174
Dongfeng Electronic
Technology Co., Ltd., Class A 50,400 89,264
Dongguan Aohai Technology
Co., Ltd., Class A 10,300 56,298
Dongguan Development
Holdings Co., Ltd., Class A 77,600 118,711
Dongguan Rural Commercial
Bank Co., Ltd., Class H 28,000 13,376
Dongguan Yutong Optical
Technology Co., Ltd. 14,300 44,882
Donghua Testing Technology
Co., Ltd., Class H 4,200 22,625
*Dongjiang Environmental Co.,
Ltd., Class H 39,600 13,217
Dongxing Securities Co., Ltd.,
Class A 94,000 145,363
Dongyue Group, Ltd. 1,112,000 1,476,056
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 280,000 181,554
East Money Information Co.,
Ltd., Class A 89,853 289,491
Eastcompeace Technology
Co., Ltd., Class A 15,700 54,110
*Easyhome New Retail Group
Co., Ltd., Class A 228,400 94,398
E-Commodities Holdings, Ltd. 1,008,000 123,271
Shares Value
CHINA — (Continued)
Ecovacs Robotics Co., Ltd.,
Class A 7,000 $ 77,289
Edan Instruments, Inc., Class
A 16,200 29,388
Edifier Technology Co., Ltd.,
Class A 45,500 82,920
Edvantage Group Holdings,
Ltd. 313,989 65,998
EEKA Fashion Holdings, Ltd. 193,000 166,939
Electric Connector Technology
Co., Ltd., Class A 11,400 76,920
*<Elion Energy Co., Ltd., Class
A 260,800 2,532
ENN Energy Holdings, Ltd.,
Class A 324,100 2,644,408
ENN Natural Gas Co., Ltd.,
Class A 63,900 163,335
Eoptolink Technology, Inc.,
Ltd., Class A 22,344 586,351
Era Co., Ltd., Class A 62,500 36,320
Eternal Asia Supply Chain
Management, Ltd., Class A 182,900 113,643
Eve Energy Co., Ltd., Class A 28,000 171,956
Ever Sunshine Services
Group, Ltd. 490,000 129,834
Ω#Everbright Securities Co.,
Ltd., Class H 105,000 139,911
Ω*Everest Medicines, Ltd. 104,500 850,643
EverProX Technologies Co.,
Ltd., Class A 6,900 82,568
Eyebright Medical Technology
Beijing Co., Ltd. 3,654 39,083
Fangda Carbon New Material
Co., Ltd., Class A 126,471 84,019
Fangda Special Steel
Technology Co., Ltd., Class A 163,900 132,980
*Far East Smarter Energy Co.,
Ltd., Class A 66,100 50,788
*Farasis Energy Gan Zhou
Co., Ltd. 43,735 97,415
FAW Jiefang Group Co., Ltd.,
Class A 16,300 15,734
FAWER Automotive Parts Co.,
Ltd., Class A 60,262 49,646
Feilong Auto Components Co.,
Ltd. 31,700 75,269
FESCO Group Co., Ltd., Class
A 32,100 93,493
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 25,400 79,122
Fibocom Wireless, Inc., Class
A 23,720 86,587
*Financial Street Holdings Co.,
Ltd., Class A 188,500 76,600
First Capital Securities Co.,
Ltd., Class A 51,300 52,650
Flat Glass Group Co., Ltd.,
Class H 203,000 264,288

130
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Focus Media Information
Technology Co., Ltd., Class A 113,188 $ 117,737
Focused Photonics Hangzhou,
Inc., Class A 9,100 24,094
*Focuslight Technologies, Inc.,
Class A 2,485 29,499
Foryou Corp., Class A 16,100 66,162
Foshan Electrical and Lighting
Co., Ltd., Class A 48,600 43,341
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 34,100 181,373
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 24,000 30,723
*Foshan Yowant Technology
Co., Ltd. 49,300 46,700
Fosun International, Ltd.,
Class A 1,033,892 713,846
Founder Securities Co., Ltd.,
Class A 78,800 88,743
Foxconn Industrial Internet
Co., Ltd., Class A 223,800 1,074,272
Friend Co., Ltd. 9,600 22,888
#Fu Shou Yuan International
Group, Ltd., Class A 932,000 428,601
Fufeng Group, Ltd., Class A 1,360,600 1,502,726
Fujian Apex Software Co.,
Ltd., Class A 6,186 35,828
Fujian Boss Software
Development Co., Ltd., Class
A 22,100 46,804
Fujian Foxit Software
Development JSC, Ltd., Class
A 2,373 26,731
Fujian Funeng Co., Ltd., Class
A 98,670 129,321
Fujian Longking Co., Ltd.,
Class A 41,900 69,735
Fujian Qingshan Paper
Industry Co., Ltd., Class A 234,900 73,954
*Fujian Snowman Group Co.,
Ltd., Class A 24,400 37,360
Fujian Star-net Communication
Co., Ltd., Class A 21,700 79,996
Fujian Sunner Development
Co., Ltd., Class A 58,400 129,270
Fujian Tianma Science &
Technology Group Co., Ltd. 12,000 22,102
Fujian Yuanli Active Carbon
Co., Ltd. 17,600 36,712
Fulin Precision Co., Ltd., Class
A 46,760 81,260
Fushun Special Steel Co., Ltd.,
Class A 90,100 70,354
ΩFuyao Glass Industry Group
Co., Ltd., Class H 317,200 2,293,134
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 4,400 35,333
Ω#Ganfeng Lithium Group
Co., Ltd., Class H 167,840 558,041
Shares Value
CHINA — (Continued)
Gansu Energy Chemical Co.,
Ltd., Class A 414,300 $ 142,502
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 26,800 6,542
Gansu Shangfeng Cement
Co., Ltd., Class A 161,100 195,504
Gansu Yasheng Industrial
Group Co., Ltd., Class A 114,400 47,441
Gaona Aero Material Co., Ltd.,
Class A 28,120 67,783
Gaush Meditech, Ltd., Class A 6,500 6,078
G-bits Network Technology
Xiamen Co., Ltd., Class A 6,100 287,521
GCL Energy Technology Co.,
Ltd., Class A 65,600 110,634
GD Power Development Co.,
Ltd., Class A 85,700 54,438
*GDS Holdings, Ltd., Class A 575,300 2,601,675
#*GDS Holdings, Ltd.,
Sponsored ADR 1,400 50,498
GEM Co., Ltd., Class A 133,400 119,335
*Gemdale Corp., Class A 174,100 90,790
GemPharmatech Co., Ltd.,
Class A 12,740 28,183
*Genimous Technology Co.,
Ltd., Class A 41,500 50,938
*Genscript Biotech Corp. 1,144,000 2,503,684
GEPIC Energy Development
Co., Ltd., Class A 23,500 21,348
Getein Biotech, Inc., Class A 16,100 19,293
#GF Securities Co., Ltd., Class
H 441,400 963,770
Ω#Giant Biogene Holding Co.,
Ltd. 184,200 1,314,038
Giant Network Group Co., Ltd.,
Class A 31,100 102,399
Giantec Semiconductor Corp. 2,272 23,422
GigaDevice Semiconductor,
Inc., Class A 1,900 31,920
Ginlong Technologies Co.,
Ltd., Class A 17,100 134,875
Glarun Technology Co., Ltd.,
Class A 20,400 85,615
#*Global New Material
International Holdings, Ltd. 258,000 169,261
GoerTek, Inc., Class A 53,200 169,852
Goke Microelectronics Co.,
Ltd., Class A 3,000 34,884
Goldenmax International
Group, Ltd., Class A 17,100 28,436
Goldwind Science &
Technology Co., Ltd., Class H 531,753 474,852
Goneo Group Co., Ltd., Class
A 6,090 39,833
Goodbaby International
Holdings, Ltd. 433,000 60,675
*GoodWe Technologies Co.,
Ltd., Class A 5,903 34,214

131
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Gotion High-tech Co., Ltd.,
Class A 10,900 $ 44,188
Grandblue Environment Co.,
Ltd., Class A 18,000 66,830
*Grandjoy Holdings Group Co.,
Ltd., Class A 228,400 95,666
Great Wall Motor Co., Ltd.,
Class A 1,960,500 3,206,729
*Greatoo Intelligent
Equipment, Inc., Class A 68,000 74,411
Greattown Holdings, Ltd.,
Class A 95,600 41,235
Gree Electric Appliances, Inc.
of Zhuhai, Class A 73,800 466,943
Greentown China Holdings,
Ltd. 851,000 1,069,983
ΩGreentown Management
Holdings Co., Ltd. 503,000 182,618
Greentown Service Group Co.,
Ltd., Class A 1,110,000 677,312
GRG Banking Equipment Co.,
Ltd., Class A 38,100 69,910
GRG Metrology & Test Group
Co., Ltd., Class A 39,200 93,186
Grinm Advanced Materials
Co., Ltd., Class A 24,000 62,478
Guangdong Advertising Group
Co., Ltd., Class A 58,900 64,372
Guangdong Aofei Data
Technology Co., Ltd., Class A 11,663 33,840
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 30,000 19,389
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 222,000 112,998
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 58,400 67,470
*Guangdong DFP New
Material Group Co., Ltd., Class
A 132,600 76,137
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,000 129,067
Guangdong Dongpeng
Holdings Co., Ltd., Class A 84,400 69,649
Guangdong Dowstone
Technology Co., Ltd., Class A 25,200 59,695
Guangdong Electric Power
Development Co., Ltd., Class
A 36,600 23,655
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 57,200 84,568
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 39,200 75,679
Guangdong Goworld Co., Ltd.,
Class A 40,000 72,065
Shares Value
CHINA — (Continued)
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 14,020 $ 21,700
Guangdong Guanhao High-
Tech Co., Ltd., Class A 107,000 46,301
Guangdong Haid Group Co.,
Ltd., Class A 18,000 140,850
*Guangdong HEC Technology
Holding Co., Ltd., Class A 95,000 195,265
Guangdong Hongda Holdings
Group Co., Ltd., Class A 32,600 165,482
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 25,300 42,844
Guangdong Huate Gas Co.,
Ltd. 3,624 26,011
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 23,882 73,168
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 24,020 73,824
Guangdong Lingxiao Pump
Industry Co., Ltd., Class A 18,400 41,137
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 112,277 192,314
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 22,500 22,843
Guangdong Sirio Pharma Co.,
Ltd., Class A 16,562 52,625
Guangdong South New Media
Co., Ltd., Class A 17,200 97,925
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 54,200 76,224
*Guangdong Topstar
Technology Co., Ltd., Class A 25,500 117,417
Guangdong Vanward New
Electric Co., Ltd., Class A 48,200 78,147
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 52,500 107,546
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 164,500 67,988
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 33,100 91,998
Guanghui Energy Co., Ltd.,
Class A 253,900 190,860
Guangshen Railway Co., Ltd.,
Class H 1,130,950 282,377
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 17,200 52,338
Guangxi Liugong Machinery
Co., Ltd., Class A 144,600 214,588
Guangxi LiuYao Group Co.,
Ltd., Class A 34,700 86,916
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 49,335 29,354

132
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 195,700 $ 73,826
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 8,000 23,666
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 76,430 98,900
#Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 170,000 391,541
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 16,800 60,045
Guangzhou Haige
Communications Group, Inc.
Co., Class A 57,100 104,852
Guangzhou Haoyang
Electronic Co., Ltd., Class A 7,200 35,659
Guangzhou KDT Machinery
Co., Ltd., Class A 33,840 75,657
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 18,200 77,872
Guangzhou Restaurant Group
Co., Ltd., Class A 31,900 69,948
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 7,600 36,945
Guangzhou Sie Consulting
Co., Ltd., Class A 8,300 35,006
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 34,900 91,435
Guangzhou Wondfo Biotech
Co., Ltd., Class A 25,900 85,888
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 38,500 54,785
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 48,300 101,086
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 16,400 18,765
Guizhou Chanhen Chemical
Corp., Class A 29,200 99,626
Guizhou Gas Group Corp.,
Ltd., Class A 35,800 34,061
Guizhou Guihang Automotive
Components Co., Ltd., Class A 14,500 30,849
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 145,300 100,559
Guizhou Qianyuan Power Co.,
Ltd. 13,900 30,421
Guizhou Sanli Pharmaceutical
Co., Ltd. 22,200 41,535
Guizhou Tyre Co., Ltd., Class
A 111,700 70,178
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 108,700 56,534
*Guizhou Zhenhua E-chem,
Inc., Class A 27,223 51,915
Shares Value
CHINA — (Continued)
*Guocheng Mining Co., Ltd.,
Class A 16,500 $ 31,832
*Guoguang Electric Co., Ltd.,
Class A 23,100 49,306
Guomai Technologies, Inc.,
Class A 44,800 75,182
Guosen Securities Co., Ltd.,
Class A 9,600 17,655
*Guosheng Financial Holding,
Inc., Class A 33,760 71,545
ΩGuotai Haitong Securities
Co., Ltd., Class H 718,176 1,547,967
Guoyuan Securities Co., Ltd.,
Class A 54,800 64,603
Gushengtang Holdings, Ltd. 90,700 413,060
H World Group, Ltd., Class F 488,700 1,525,242
#H World Group, Ltd.,
Sponsored ADR 22,000 686,840
Ω#*Haichang Ocean Park
Holdings, Ltd. 996,000 98,966
ΩHaidilao International
Holding, Ltd., Class H 705,000 1,250,140
Haier Smart Home Co., Ltd.,
Class H 1,692,000 5,323,873
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 16,728 33,826
*Haima Automobile Co., Ltd.,
Class A 37,300 22,659
*Hainan Airlines Holding Co.,
Ltd., Class A 114,800 23,564
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 8,907 53,379
*Hainan Haide Capital
Management Co., Ltd., Class
A 87,640 79,372
Hainan Jinpan Smart
Technology Co., Ltd. 17,275 90,805
*Hainan Meilan International
Airport Co., Ltd., Class A 139,000 191,236
Hainan Mining Co., Ltd., Class
A 60,800 66,785
Hainan Strait Shipping Co.,
Ltd., Class A 78,700 88,740
Haisco Pharmaceutical Group
Co., Ltd., Class A 10,600 82,019
Haitian International Holdings,
Ltd. 511,000 1,389,790
Hand Enterprise Solutions Co.,
Ltd., Class A 31,900 83,531
Hangcha Group Co., Ltd.,
Class A 33,880 99,382
*Hangjin Technology Co., Ltd.,
Class A 16,600 50,190
Hangxiao Steel Structure Co.,
Ltd., Class A 202,600 74,463
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 127,400 176,341

133
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Hangzhou Dptech
Technologies Co., Ltd., Class
A 9,500 $ 22,741
Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 11,300 35,341
Hangzhou First Applied
Material Co., Ltd., Class A 36,780 74,629
*Hangzhou GreatStar
Industrial Co., Ltd., Class A 40,700 175,609
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 16,240 88,067
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 4,914 48,450
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 39,720 49,745
*Hangzhou Iron & Steel Co.,
Class A 122,400 152,105
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 17,000 57,978
Hangzhou Onechance Tech
Corp., Class A 14,300 50,316
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 47,300 143,799
Hangzhou Robam Appliances
Co., Ltd., Class A 24,000 63,510
Ω#*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 8,600 18,580
Hangzhou Shunwang
Technology Co., Ltd., Class A 13,400 36,389
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 8,200 29,103
Hangzhou Sunrise Technology
Co., Ltd., Class H 32,800 71,558
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 57,700 409,780
Hangzhou Weiguang
Electronic Co., Ltd., Class A 4,700 21,596
Hangzhou Zhongtai Cryogenic
Technology Corp. 10,500 22,587
Han's Laser Technology
Industry Group Co., Ltd., Class
A 39,900 149,247
ΩHansoh Pharmaceutical
Group Co., Ltd. 152,000 684,484
Hanwei Electronics Group
Corp., Class A 4,300 25,805
Ω*Harbin Bank Co., Ltd., Class
H 1,461,000 80,029
Harbin Boshi Automation Co.,
Ltd., Class A 28,765 64,630
Harbin Electric Co., Ltd., Class
H 556,236 530,019
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 39,800 63,756
Shares Value
CHINA — (Continued)
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 99,000 $ 50,940
*Harbin Pharmaceutical Group
Co., Ltd., Class A 315,100 176,993
HBIS Resources Co., Ltd.,
Class A 75,200 144,347
Ω#*HBM Holdings, Ltd. 338,000 404,739
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 26,100 60,741
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 3,700 27,434
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 32,100 94,650
Hefei Jianghang Aircraft
Equipment Co., Ltd., Class A 16,053 27,519
Hefei Meiya Optoelectronic
Technology, Inc., Class A 48,100 112,675
*Hefei Urban Construction
Development Co., Ltd., Class
A 57,900 55,248
Heilongjiang Agriculture Co.,
Ltd., Class A 52,200 108,162
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 50,200 90,650
Henan Liliang Diamond Co.,
Ltd., Class A 18,400 75,461
Henan Lingrui Pharmaceutical
Co., Class A 16,500 52,176
Henan Mingtai Al Industrial
Co., Ltd., Class A 35,500 60,855
Henan Pinggao Electric Co.,
Ltd., Class A 75,600 164,302
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 94,300 231,493
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 52,790 180,696
*Henan Yicheng New Energy
Co., Ltd., Class A 53,100 32,183
Henan Yuguang Gold & Lead
Co., Ltd., Class A 80,400 90,768
*Henan Yuneng Holdings Co.,
Ltd., Class A 123,700 93,158
*Henan Zhongfu Industry Co.,
Ltd., Class A 179,900 114,774
Henan Zhongyuan
Expressway Co., Ltd., Class A 75,500 47,435
Hengan International Group
Co., Ltd., Class A 511,000 1,529,745
Hengbao Co., Ltd., Class A 20,000 55,227
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 55,000 117,625
Hengli Petrochemical Co., Ltd.,
Class A 120,600 258,421
Hengtong Logistics Co., Ltd.,
Class A 32,800 44,354

134
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Hengtong Optic-electric Co.,
Ltd., Class A 118,000 $ 260,706
Hengyi Petrochemical Co.,
Ltd., Class A 97,982 81,400
*Hesai Group, Class A, ADR 33,362 633,878
Hesteel Co., Ltd., Class A 337,700 112,407
Hexing Electrical Co., Ltd.,
Class A 21,900 81,219
#Hisense Home Appliances
Group Co., Ltd., Class H 306,000 880,968
Hisense Visual Technology
Co., Ltd., Class A 1,200 3,785
Hithink RoyalFlush Information
Network Co., Ltd., Class A 6,900 271,399
HLA Group Corp., Ltd., Class
A 173,300 163,921
HMT Xiamen New Technical
Materials Co., Ltd., Class A 8,500 53,168
Hongfa Technology Co., Ltd.,
Class A 18,480 62,871
*Honghua Group, Ltd., Class A 1,656,000 52,317
Hongrun Construction Group
Co., Ltd., Class A 66,000 46,958
Hongta Securities Co., Ltd.,
Class A 40,964 49,258
*Hongyuan Green Energy Co.,
Ltd., Class A 45,100 121,222
Horizon Construction
Development, Ltd., Class A 924,000 135,363
Hoshine Silicon Industry Co.,
Ltd., Class A 3,100 22,637
Hoymiles Power Electronics,
Inc., Class A 2,994 42,475
Huaan Securities Co., Ltd.,
Class A 99,590 83,703
Huabao Flavours &
Fragrances Co., Ltd., Class A 9,700 25,494
*Huachangda Intelligent
Equipment Group Co., Ltd. 28,300 20,999
Huada Automotive Technology
Corp., Ltd., Class A 5,200 26,021
Huadian Heavy Industries Co.,
Ltd., Class A 33,000 29,475
Huadian Power International
Corp., Ltd., Class H 766,000 411,786
Huadong Medicine Co., Ltd.,
Class A 33,100 203,369
Huafon Chemical Co., Ltd.,
Class A 89,800 93,534
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 43,400 52,247
Huafu Fashion Co., Ltd., Class
A 131,000 84,484
Huagong Tech Co., Ltd., Class
A 17,000 119,209
Huaibei Mining Holdings Co.,
Ltd., Class A 117,900 200,964
*Huaihe Energy Group Co.,
Ltd., Class A 240,800 117,558
Shares Value
CHINA — (Continued)
Hualan Biological Engineering,
Inc., Class A 25,100 $ 57,718
Huaming Power Equipment
Co., Ltd., Class H 36,400 88,852
Huaneng Power International,
Inc., Class H 1,196,000 812,061
Huangshan Novel Co., Ltd.,
Class A 40,400 65,109
Huangshan Tourism
Development Co., Ltd., Class
A 27,400 44,082
*Huapont Life Sciences Co.,
Ltd., Class A 75,000 45,560
ΩHuatai Securities Co., Ltd.,
Class H 567,400 1,305,381
Huaxi Securities Co., Ltd.,
Class A 55,500 77,128
Huaxia Bank Co., Ltd., Class A 170,400 187,884
#Huaxin Cement Co., Ltd.,
Class H 191,800 315,187
Huayu Automotive Systems
Co., Ltd., Class A 98,200 239,432
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 401,700 85,240
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 115,500 87,303
Hubei Chutian Smart
Communication Co., Ltd.,
Class A 72,500 42,936
Hubei Energy Group Co., Ltd.,
Class A 94,400 59,833
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 20,900 244,648
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 36,200 134,805
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 65,920 226,462
Hubei Yihua Chemical Industry
Co., Ltd., Class A 51,500 97,140
Hubei Zhenhua Chemical Co.,
Ltd. 33,460 66,361
Huishang Bank Corp., Ltd.,
Class H 146,200 61,460
Ω#*Huitongda Network Co.,
Ltd., Class H 4,500 7,922
*Huizhou CEE Technology,
Inc., Class A 19,000 32,175
Huizhou Desay Sv Automotive
Co., Ltd., Class A 3,900 54,950
Humanwell Healthcare Group
Co., Ltd., Class A 45,700 138,047
Hunan Aihua Group Co., Ltd.,
Class A 25,600 56,631
Hunan Corun New Energy Co.,
Ltd., Class A 31,500 24,727

135
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 116,400 $ 75,714
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 130,800 112,293
Hunan Gold Corp., Ltd., Class
A 50,570 124,633
Hunan Jiudian Pharmaceutical
Co., Ltd., Class A 30,300 77,450
*Hunan Kaimeite Gases Co.,
Ltd., Class A 21,800 35,647
*Hunan New Wellful Co., Ltd.,
Class A 81,100 69,962
*Hunan Silver Co., Ltd., Class
A 42,500 26,348
Hunan Valin Steel Co., Ltd.,
Class A 170,800 134,078
Hunan Zhongke Electric Co.,
Ltd., Class A 69,400 156,892
Ω*Hygeia Healthcare Holdings
Co., Ltd. 267,800 583,360
*Hymson Laser Technology
Group Co., Ltd. 7,707 33,232
*Hytera Communications
Corp., Ltd., Class A 92,400 150,066
*HyUnion Holding Co., Ltd.,
Class A 59,100 80,410
*IAT Automobile Technology
Co., Ltd., Class A 31,900 51,189
Ω#*iDreamSky Technology
Holdings, Ltd., Class A 248,000 40,122
Iflytek Co., Ltd., Class A 9,500 64,271
IKD Co., Ltd., Class A 68,600 164,788
Ω*IMAX China Holding, Inc.,
Class A 106,100 114,210
Imeik Technology
Development Co., Ltd., Class
A 4,340 111,296
Industrial & Commercial Bank
of China, Ltd., Class H 9,279,460 7,116,223
Industrial Bank Co., Ltd., Class
A 184,900 580,585
Industrial Securities Co., Ltd.,
Class A 74,230 66,918
INESA Intelligent Tech, Inc. 7,000 21,543
Infore Environment
Technology Group Co., Ltd.,
Class A 190,400 174,815
Ω#*Ingdan, Inc., Class A 353,000 89,037
Ingenic Semiconductor Co.,
Ltd., Class A 3,500 32,402
*INKON Life Technology Co.,
Ltd., Class A 19,600 27,646
Inmyshow Digital Technology
Group Co., Ltd., Class A 70,200 49,557
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 247,700 92,413
Inner Mongolia Berun
Chemical Co., Ltd., Class A 194,300 155,490
Shares Value
CHINA — (Continued)
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 126,000 $ 351,777
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 82,260 115,800
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 9,200 57,189
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 308,086 228,174
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 59,700 145,147
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 56,000 212,887
Ω*Innovent Biologics, Inc. 18,500 230,955
Innuovo Technology Co., Ltd.,
Class A 47,300 72,686
*Insigma Technology Co., Ltd.,
Class A 35,500 46,232
#*iQIYI, Inc., Sponsored ADR 385,211 708,788
iRay Group, Class A 1,289 15,283
IReader Technology Co., Ltd.,
Class A 8,000 23,045
*IRICO Display Devices Co.,
Ltd. 141,600 120,779
*IVD Medical Holding, Ltd. 118,000 72,754
*J&T Global Express, Ltd.,
Class A 1,345,400 1,768,730
*JA Solar Technology Co.,
Ltd., Class A 138,688 212,739
Jade Bird Fire Co., Ltd., Class
A 45,600 65,963
Jafron Biomedical Co., Ltd.,
Class A 19,500 64,016
Jangho Group Co., Ltd., Class
A 32,200 35,102
Jason Furniture Hangzhou
Co., Ltd., Class A 35,600 125,411
JCET Group Co., Ltd., Class A 28,500 138,622
JCHX Mining Management
Co., Ltd., Class A 16,000 104,940
Ω*JD Health International, Inc. 337,350 2,161,619
Ω*JD Logistics, Inc. 1,422,000 2,474,461
JD.com, Inc. 537,104 8,408,928
Ω*Jenscare Scientific Co.,
Ltd., Class H 24,200 29,410
Jia Yao Holdings, Ltd., Class A 88,000 30,380
Jiajiayue Group Co., Ltd.,
Class A 39,800 58,953
Jiang Su Suyan Jingshen Co.,
Ltd., Class A 41,700 60,611
Jiangling Motors Corp., Ltd.,
Class A 43,044 126,263
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 4,900 23,303
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 45,200 37,049
Jiangsu Azure Corp., Class A 16,100 32,244
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 34,500 124,455

136
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 203,700 $ 100,576
Jiangsu Changbao Steeltube
Co., Ltd. 40,500 30,950
Jiangsu Changshu Automotive
Trim Group Co., Ltd., Class A 13,800 25,570
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 280,137 287,123
Jiangsu Cnano Technology
Co., Ltd., Class A 8,510 49,571
*Jiangsu Dagang Co., Ltd.,
Class A 24,600 47,663
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 61,500 78,643
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 41,900 51,894
Jiangsu Etern Co., Ltd., Class
A 30,200 37,906
Jiangsu Expressway Co., Ltd.,
Class H 332,000 407,282
*Jiangsu General Science
Technology Co., Ltd., Class A 49,600 31,988
Jiangsu Gian Technology Co.,
Ltd., Class A 11,000 65,510
Jiangsu Guomao Reducer Co.,
Ltd., Class A 19,500 40,081
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 4,500 41,522
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 11,800 120,452
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 18,800 164,007
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 18,100 19,505
Jiangsu High Hope
International Group Corp.,
Class A 104,800 43,169
Jiangsu Hongdou Industrial
Co., Ltd., Class A 72,200 21,930
Jiangsu Hongtian Technology
Co., Ltd., Class A 9,400 38,903
Jiangsu Huachang Chemical
Co., Ltd., Class A 61,300 57,983
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 135,800 87,768
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 38,800 95,033
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 14,000 76,289
Jiangsu Leili Motor Co., Ltd. 6,720 43,050
Jiangsu Lihua Foods Group
Co., Ltd., Class A 48,320 129,408
Shares Value
CHINA — (Continued)
Jiangsu Linyang Energy Co.,
Ltd., Class A 93,400 $ 74,744
*Jiangsu Lopal Tech Co., Ltd.,
Class A 23,100 44,661
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 14,880 65,152
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 37,300 114,173
Jiangsu Pacific Quartz Co.,
Ltd., Class A 17,550 85,094
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 27,100 41,044
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 72,100 96,997
Jiangsu Rainbow Heavy
Industries Co., Ltd., Class A 79,800 74,153
Jiangsu Shemar Electric Co.,
Ltd., Class A 14,500 57,093
Jiangsu Shentong Valve Co.,
Ltd., Class A 63,300 119,485
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 83,300 65,390
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 18,080 46,014
Jiangsu Sopo Chemical Co.,
Class A 51,200 57,519
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd.,
Class H 138,600 102,650
Jiangsu ToLand Alloy Co.,
Ltd., Class A 20,200 69,003
Jiangsu Tongrun Equipment
Technology Co., Ltd. 28,800 47,892
Jiangsu Xinquan Automotive
Trim Co., Ltd., Class A 11,400 64,635
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 14,300 133,794
Jiangsu Yangnong Chemical
Co., Ltd., Class A 17,970 164,567
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 56,100 38,825
Jiangsu Yoke Technology Co.,
Ltd., Class A 6,300 48,293
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 24,900 120,456
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 125,340 77,879
Jiangsu Zhongtian Technology
Co., Ltd., Class A 43,900 84,327
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 250,000 104,019
*Jiangsu Zongyi Co., Ltd.,
Class A 29,500 22,053
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 39,000 59,175

137
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 14,800 $ 20,609
Jiangxi Ganneng Co., Ltd.,
Class A 66,800 84,308
Jiangxi Ganyue Expressway
Co., Ltd., Class A 99,700 70,106
Jiangxi Guotai Group Co., Ltd.,
Class A 14,800 26,541
*Jiangxi Special Electric Motor
Co., Ltd., Class A 20,000 20,970
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 9,360 50,875
Jiangyin Haida Rubber and
Plastic Co., Ltd., Class A 66,000 90,072
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 16,400 38,053
Jiangzhong Pharmaceutical
Co., Ltd., Class A 26,800 81,215
Jianmin Pharmaceutical Group
Co., Ltd., Class A 3,600 20,796
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 81,400 94,042
Jiayin Group, Inc., ADR 2,452 32,710
Jiayou International Logistics
Co., Ltd., Class A 102,279 157,457
*Jihua Group Corp., Ltd.,
Class A 140,800 79,088
*Jilin Chemical Fibre, Class A 130,000 72,841
Jilin Electric Power Co., Ltd.,
Class A 104,900 75,072
Jinduicheng Molybdenum Co.,
Ltd., Class A 111,500 199,024
Jinghua Pharmaceutical Group
Co., Ltd., Class A 58,800 63,691
Jingjin Equipment, Inc., Class
A 42,700 92,445
Jinhong Gas Co., Ltd., Class A 33,507 81,883
Jinhui Liquor Co., Ltd., Class A 25,100 63,253
*Jinke Smart Services Group
Co., Ltd., Class H 37,500 32,293
#JinkoSolar Holding Co., Ltd.,
Class A, Sponsored ADR 30,728 674,172
Jinlei Technology Co., Ltd.,
Class A 61,300 181,004
Jinlongyu Group Co., Ltd.,
Class A 8,900 39,784
Jinmao Property Services Co.,
Ltd. 101,629 40,522
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 135,500 56,191
Jinneng Science&Technology
Co., Ltd., Class A 75,600 74,969
Ω#*Jinxin Fertility Group, Ltd.,
Class A 2,191,000 929,431
Jinyu Bio-Technology Co.,
Ltd., Class A 52,600 62,520
Shares Value
CHINA — (Continued)
Jinzai Food Group Co., Ltd.,
Class A 40,800 $ 71,582
JiuGui Liquor Co., Ltd., Class
A 3,900 25,433
ΩJiumaojiu International
Holdings, Ltd., Class A 647,000 234,074
Jizhong Energy Resources
Co., Ltd., Class A 235,413 194,921
JL Mag Rare-Earth Co., Ltd.,
Class A 9,470 35,935
JL Mag Rare-Earth Co., Ltd.,
Class H 24,600 57,661
JNBY Design, Ltd. 130,000 308,025
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
A 135,144 238,042
ΩJoinn Laboratories China
Co., Ltd., Class H 43,700 133,327
Joinn Laboratories China Co.,
Ltd., Class H 23,500 104,003
Jointo Energy Investment Co.,
Ltd., Class A 49,900 49,553
Jointown Pharmaceutical
Group Co., Ltd., Class A 129,123 95,989
*Jolywood Suzhou Sunwatt
Co., Ltd., Class A 56,200 47,313
Jones Tech PLC, Class A 13,400 55,773
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 39,650 103,439
Joyoung Co., Ltd., Class A 32,100 44,832
JS Corrugating Machinery Co.,
Ltd., Class A 36,900 58,956
JSTI Group, Class A 71,800 95,797
Juewei Food Co., Ltd., Class A 55,200 116,369
Juneyao Airlines Co., Ltd.,
Class A 39,700 67,395
Jutal Offshore Oil Services,
Ltd. 14,000 1,159
Jutze Intelligent Technology
Co., Ltd. 8,500 22,375
Kailuan Energy Chemical Co.,
Ltd., Class A 43,600 36,524
Kaishan Group Co., Ltd.,
Class A 31,300 58,952
Kangji Medical Holdings, Ltd. 236,500 253,673
*KBC Corp., Ltd., Class A 11,680 42,928
Keboda Technology Co., Ltd.,
Class A 5,500 39,674
Keda Industrial Group Co.,
Ltd., Class A 19,800 29,191
*Keep, Inc. 55,100 37,833
Kehua Data Co., Ltd., Class A 20,500 120,125
Keli Sensing Technology
Ningbo Co., Ltd. 7,700 68,326
Keshun Waterproof
Technologies Co., Ltd., Class
A 56,300 41,306
Kidswant Children Products
Co., Ltd., Class A 72,200 134,282

138
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Kinetic Development Group,
Ltd. 2,116,000 $ 347,725
KingClean Electric Co., Ltd.,
Class A 18,500 59,065
Kingfa Sci & Tech Co., Ltd.,
Class A 86,300 151,170
Kingnet Network Co., Ltd.,
Class A 44,500 113,315
#*Kingsoft Cloud Holdings, Ltd. 372,000 370,104
*Konka Group Co., Ltd., Class
A 115,200 77,171
KPC Pharmaceuticals, Inc.,
Class A 47,200 95,838
Kuaijishan Shaoxing Wine Co.,
Ltd., Class W 64,800 166,983
Ω*Kuaishou Technology,
Class W 868,700 8,521,006
Kuangda Technology Group
Co., Ltd., Class A 20,700 14,556
*Kunlun Tech Co., Ltd., Class
A 37,800 188,208
Kunshan Huguang Auto
Harness Co., Ltd., Class A 10,100 46,198
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 12,400 55,429
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 22,100 49,011
Kweichow Moutai Co., Ltd.,
Class A 9,246 1,823,079
Lakala Payment Co., Ltd.,
Class A 33,100 123,444
Lancy Co., Ltd., Class A 39,200 95,741
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 22,600 24,229
Lao Feng Xiang Co., Ltd.,
Class A 14,995 97,850
Laobaixing Pharmacy Chain
JSC, Class A 43,028 116,369
Launch Tech Co., Ltd., Class
H 98,000 146,563
LB Group Co., Ltd., Class A 81,700 193,196
Ω*Legend Holdings Corp.,
Class H 422,600 536,191
Lenovo Group, Ltd., Class A 6,212,000 8,008,336
Lens Technology Co., Ltd.,
Class A 211,300 668,463
Leo Group Co., Ltd., Class A 259,256 137,715
Lepu Medical Technology
Beijing Co., Ltd., Class A 36,100 77,906
Leshan Giantstar Farming &
Husbandry Corp., Ltd., Class A 25,100 72,026
Levima Advanced Materials
Corp., Class A 10,600 23,390
Leyard Optoelectronic Co.,
Ltd., Class A 57,300 48,080
*Li Auto, Inc., Class A 131,600 1,740,138
#*Li Auto, Inc., Class A, ADR 1,398 36,488
Li Ning Co., Ltd. 2,002,000 4,248,831
Lianhe Chemical Technology
Co., Ltd., Class A 79,500 114,120
Shares Value
CHINA — (Continued)
Liaoning Energy Industry Co.,
Ltd., Class A 225,900 $ 122,189
Liaoning Port Co., Ltd., Class
H 278,000 29,039
Lier Chemical Co., Ltd., Class
A 63,800 113,085
#*Lifetech Scientific Corp. 1,328,000 345,111
Lijiang Yulong Tourism Co.,
Ltd., Class A 16,800 20,458
*Linewell Software Co., Ltd.,
Class H 15,400 28,663
Lingbao Gold Group Co., Ltd.,
Class H 350,000 453,885
Lingyi iTech Guangdong Co.,
Class A 143,600 179,445
*Liuzhou Iron & Steel Co., Ltd.,
Class A 127,000 111,672
Livzon Pharmaceutical Group,
Inc., Class H 124,256 593,580
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 40,000 99,859
Loncin Motor Co., Ltd., Class A 109,600 183,168
ΩLongfor Group Holdings,
Ltd., Class A 1,636,500 2,040,934
Longhua Technology Group
Luoyang Co., Ltd., Class A 37,100 45,435
*LONGi Green Energy
Technology Co., Ltd., Class A 33,176 72,516
Longshine Technology Group
Co., Ltd., Class A 25,100 70,981
*Lotus Holdings Co., Ltd. 45,800 39,256
Lucky Harvest Co., Ltd., Class
A 17,941 102,119
Luenmei Quantum Co., Ltd.,
Class A 70,900 59,000
Luoniushan Co., Ltd., Class A 56,600 49,612
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 51,000 45,977
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 13,900 63,830
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 51,400 59,597
Luxi Chemical Group Co., Ltd.,
Class A 107,400 173,086
Luxshare Precision Industry
Co., Ltd., Class A 70,500 358,161
Luyang Energy-Saving
Materials Co., Ltd. 30,400 45,283
Ω#*Luye Pharma Group, Ltd.,
Class A 1,944,500 1,065,140
Luzhou Laojiao Co., Ltd.,
Class A 14,000 238,634
*Maanshan Iron & Steel Co.,
Ltd., Class H 936,000 259,934
Maccura Biotechnology Co.,
Ltd., Class A 29,300 52,096
Mango Excellent Media Co.,
Ltd., Class A 66,000 201,656

139
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Ω#Maoyan Entertainment,
Class A 398,000 $ 394,958
*Maoye Commercial Co., Ltd.,
Class A 62,400 40,330
*Marssenger Kitchenware Co.,
Ltd., Class A 11,000 21,603
Maxscend Microelectronics
Co., Ltd., Class A 2,300 23,714
Maxvision Technology Corp.,
Class A 5,400 23,831
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 11,200 44,224
MeiG Smart Technology Co.,
Ltd., Class A 6,500 40,009
Meihua Holdings Group Co.,
Ltd., Class A 90,700 141,518
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 224,000 158,753
ΩMeitu, Inc., Class W 982,500 1,511,924
Ω*Meituan, Class W 402,400 6,233,355
Mesnac Co., Ltd., Class A 32,400 38,780
Metallurgical Corp. of China,
Ltd., Class H 1,999,000 432,904
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 127,400 74,918
Ω*Microport Cardioflow
Medtech Corp. 526,000 93,809
MicroPort NeuroScientific
Corp. 10,000 18,217
#*Microport Scientific Corp. 202,800 367,365
Micro-Tech Nanjing Co., Ltd. 4,946 56,799
Midea Group Co., Ltd., Class A 80,300 781,706
ΩMidea Real Estate Holding,
Ltd. 173,000 95,425
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 10,900 80,894
Ming Yang Smart Energy
Group, Ltd., Class A 74,900 115,307
MINISO Group Holding, Ltd.,
Class F 365,800 1,740,462
*Minmetals Development Co.,
Ltd., Class F 47,000 52,018
*Miracle Automation
Engineering Co., Ltd. 10,300 22,742
MLS Co., Ltd., Class A 71,600 83,912
Montage Technology Co., Ltd.,
Class A 2,439 28,760
Moon Environment Technology
Co., Ltd., Class A 73,580 130,216
Morimatsu International
Holdings Co., Ltd. 133,000 154,178
Motic Xiamen Electric Group
Co., Ltd. 10,200 23,045
Muyuan Foods Co., Ltd., Class
A 56,000 360,068
MYS Group Co., Ltd., Class A 111,500 57,218
*Nanfang Zhongjin
Environment Co., Ltd., Class A 124,300 65,855
Shares Value
CHINA — (Continued)
Nanhua Futures Co., Ltd.,
Class A 33,700 $ 106,659
NanJi E-Commerce Co., Ltd.,
Class A 86,800 44,542
Nanjing Cosmos Chemical
Co., Ltd., Class A 24,480 50,554
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 19,500 99,228
Nanjing Iron & Steel Co., Ltd.,
Class A 181,200 114,346
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 33,300 54,729
Nanjing Pharmaceutical Co.,
Ltd., Class A 90,300 65,124
Nanjing Securities Co., Ltd.,
Class A 39,600 45,201
*Nanjing Tanker Corp., Class
A 345,900 136,725
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 70,600 73,242
Nantong Jianghai Capacitor
Co., Ltd., Class A 48,000 158,975
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 12,300 38,298
NARI Technology Co., Ltd.,
Class A 70,416 213,684
*National Silicon Industry
Group Co., Ltd., Class A 11,354 29,274
NAURA Technology Group
Co., Ltd., Class A 1,890 87,866
*NavInfo Co., Ltd., Class A 81,000 94,366
*Nayuki Holdings, Ltd. 79,500 15,495
NBTM New Materials Group
Co., Ltd., Class A 32,200 107,137
NetDragon Websoft Holdings,
Ltd. 251,000 347,243
Ω*NetEase Cloud Music, Inc. 9,400 304,153
NetEase, Inc., Class H 176,500 4,595,745
NetEase, Inc., Sponsored ADR 48,529 6,323,329
Neusoft Corp., Class A 64,300 87,663
Neutech Group, Ltd. 77,600 38,157
New China Life Insurance Co.,
Ltd., Class H 697,300 4,468,050
New Guomai Digital Culture
Co., Ltd., Class A 12,700 22,334
New Hope Dairy Co., Ltd.,
Class A 25,600 57,803
New Hope Liuhe Co., Ltd.,
Class A 41,100 54,837
*New Journey Health
Technology Group Co., Ltd. 118,100 36,363
New Trend International Logis-
Tech Co., Ltd. 12,700 21,524
Neway Valve Suzhou Co.,
Ltd., Class A 20,100 80,398
*Newborn Town, Inc. 272,000 367,980
Newland Digital Technology
Co., Ltd., Class A 31,400 129,647

140
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Ninestar Corp., Class A 22,500 $ 73,458
Ningbo Boway Alloy Material
Co., Ltd., Class A 51,300 127,001
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 26,400 70,447
Ningbo Huaxiang Electronic
Co., Ltd., Class A 67,200 186,682
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 36,100 58,079
Ningbo Jintian Copper Group
Co., Ltd., Class A 96,200 104,336
Ningbo Joyson Electronic
Corp., Class A 88,300 224,479
Ningbo Orient Wires & Cables
Co., Ltd., Class A 20,800 136,768
Ningbo Peacebird Fashion
Co., Ltd., Class A 27,600 55,122
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 30,440 94,188
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 42,000 131,006
*Ningbo Shanshan Co., Ltd.,
Class A 72,900 101,612
Ningbo Sunrise Elc
Technology Co., Ltd., Class A 15,400 35,840
Ningbo Tuopu Group Co., Ltd.,
Class A 15,174 96,892
Ningbo Xusheng Group Co.,
Ltd., Class A 42,252 77,938
Ningbo Yongxin Optics Co.,
Ltd., Class A 3,000 36,111
Ningbo Yunsheng Co., Ltd.,
Class A 74,800 123,349
Ningbo Zhoushan Port Co.,
Ltd., Class A 81,900 41,233
Ningxia Baofeng Energy Group
Co., Ltd., Class A 123,300 265,746
Ningxia Building Materials
Group Co., Ltd., Class A 35,100 66,498
Ningxia Orient Tantalum
Industry Co., Ltd. 16,700 39,097
Ningxia Western Venture
Industrial Co., Ltd. 90,800 67,248
*Niu Technologies, Class A,
ADR 24,131 86,872
NKY Medical Holdings, Ltd.,
Class A 28,000 64,620
Ω#Nongfu Spring Co., Ltd.,
Class H 454,200 2,629,731
Norinco International
Cooperation, Ltd., Class A 48,300 73,620
North Chemical Industries Co.,
Ltd., Class A 15,200 35,691
North China Pharmaceutical
Co., Ltd., Class A 82,200 78,436
North Copper Co., Ltd., Class
A 59,558 87,806
*North Electro-Optic Co., Ltd.,
Class A 14,400 41,841
Shares Value
CHINA — (Continued)
North Huajin Chemical
Industries Co., Ltd., Class A 112,700 $ 81,748
*North Industries Group Red
Arrow Co., Ltd., Class A 24,000 72,464
Northeast Pharmaceutical
Group Co., Ltd., Class A 125,200 108,527
Northeast Securities Co., Ltd.,
Class A 111,400 127,156
Northking Information
Technology Co., Ltd., Class A 20,188 57,874
*NSFOCUS Technologies
Group Co., Ltd., Class R 27,900 30,879
*Nuode New Materials Co.,
Ltd., Class A 82,800 71,888
NYOCOR Co., Ltd., Class A 57,000 43,559
Ω#*Ocumension Therapeutics 163,000 213,873
*Offcn Education Technology
Co., Ltd., Class A 179,400 73,649
Offshore Oil Engineering Co.,
Ltd., Class A 173,400 132,511
*OFILM Group Co., Ltd., Class
A 26,900 42,046
Olympic Circuit Technology
Co., Ltd., Class A 14,200 67,138
OmniVision Integrated Circuits
Group, Inc., Class A 1,700 28,595
Onewo, Inc., Class H 175,900 504,172
Oppein Home Group, Inc.,
Class A 14,000 100,094
Opple Lighting Co., Ltd., Class
A 24,200 62,126
OPT Machine Vision Tech Co.,
Ltd., Class A 2,600 35,296
ORG Technology Co., Ltd.,
Class A 144,100 107,722
Orient International Enterprise,
Ltd., Class A 125,900 129,040
ΩOrient Securities Co., Ltd.,
Class H 428,000 412,189
*Oriental Energy Co., Ltd.,
Class A 147,600 210,032
*Ourpalm Co., Ltd., Class A 52,300 40,040
Ovctek China, Inc., Class A 35,300 87,685
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 38,870 97,631
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 120,100 44,974
*PCI Technology Group Co.,
Ltd., Class A 150,800 119,842
Ω*Peijia Medical, Ltd. 195,000 214,376
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 258,600 –
*Pengxin International Mining
Co., Ltd., Class A 157,800 93,889
People.cn Co., Ltd., Class A 12,200 34,484
People's Insurance Co. Group
of China, Ltd. (The), Class H 3,666,000 2,820,718
*Perennial Energy Holdings,
Ltd. 165,000 18,287

141
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Perfect World Co., Ltd., Class
A 35,200 $ 71,033
PetroChina Co., Ltd., Class H 7,242,000 7,075,941
PharmaBlock Sciences
Nanjing, Inc., Class A 9,500 64,904
Ω#Pharmaron Beijing Co.,
Ltd., Class H 152,025 440,582
PhiChem Corp., Class A 18,400 50,248
PICC Property & Casualty Co.,
Ltd., Class H 2,751,753 5,720,842
Ping An Bank Co., Ltd., Class
A 344,500 584,344
Ping An Insurance Group Co.
of China, Ltd., Class A 1,987,000 13,655,879
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 155,340 170,848
PNC Process Systems Co.,
Ltd., Class A 15,020 52,037
POCO Holding Co., Ltd., Class
A 4,200 34,776
*Polaris Bay Group Co., Ltd.,
Class A 88,800 89,906
Poly Developments and
Holdings Group Co., Ltd.,
Class A 52,900 58,548
Poly Property Group Co., Ltd.,
Class H 1,642,646 324,344
Poly Property Services Co.,
Ltd., Class H 23,800 105,660
*Pony Testing International
Group Co., Ltd., Class A 26,731 32,069
ΩPop Mart International
Group, Ltd. 215,600 6,756,382
*Porton Pharma Solutions,
Ltd., Class A 16,500 54,442
ΩPostal Savings Bank of
China Co., Ltd., Class H 1,526,000 1,078,892
Power Construction Corp. of
China, Ltd., Class A 141,800 134,323
Pulike Biological Engineering,
Inc. 11,100 22,800
Pylon Technologies Co., Ltd.,
Class A 15,994 95,118
Q Technology Group Co., Ltd. 221,000 335,019
*Qi An Xin Technology Group,
Inc., Class A 12,106 60,545
Qianhe Condiment and Food
Co., Ltd., Class A 50,780 83,598
*Qinchuan Machine Tool &
Tool Group Share Co., Ltd.,
Class A 20,100 33,620
Qingdao East Steel Tower
Stock Co., Ltd., Class A 47,200 64,154
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 14,700 34,924
Qingdao Gaoce Technology
Co., Ltd., Class A 77,609 112,589
Qingdao Gon Technology Co.,
Ltd., Class A 20,200 101,025
Shares Value
CHINA — (Continued)
Qingdao Haier Biomedical Co.,
Ltd., Class A 7,216 $ 33,087
Qingdao Hanhe Cable Co.,
Ltd., Class A 104,100 50,099
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class H 12,880 21,454
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 7,700 182,146
ΩQingdao Port International
Co., Ltd., Class H 155,000 128,936
Qingdao Rural Commercial
Bank Corp., Class A 306,100 148,588
Qingdao Sentury Tire Co.,
Ltd., Class A 70,400 187,272
Qingdao TGOOD Electric Co.,
Ltd., Class A 21,500 67,301
*Qingdao Topscomm
Communication, Inc., Class A 26,600 24,902
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 15,400 21,081
*Qinghai Salt Lake Industry
Co., Ltd., Class A 100,100 250,312
Qinhuangdao Port Co., Ltd.,
Class H 334,000 93,605
Queclink Wireless Solutions
Co., Ltd., Class A 14,500 25,721
Quectel Wireless Solutions
Co., Ltd., Class A 5,800 65,544
Quick Intelligent Equipment
Co., Ltd. 9,600 34,831
#*Radiance Holdings Group
Co., Ltd. 68,000 24,255
Rainbow Digital Commercial
Co., Ltd., Class A 102,600 80,399
Rayhoo Motor Dies Co., Ltd. 5,600 30,391
Raytron Technology Co., Ltd.,
Class A 5,081 46,094
Red Avenue New Materials
Group Co., Ltd., Class A 5,700 25,772
Ω*Red Star Macalline Group
Corp., Ltd., Class H 514,739 102,948
Renhe Pharmacy Co., Ltd.,
Class A 74,900 61,082
*REPT BATTERO Energy Co.,
Ltd., Class H 45,200 67,023
Rianlon Corp., Class A 25,700 112,278
Richinfo Technology Co., Ltd.,
Class A 8,800 34,784
*Risen Energy Co., Ltd., Class
A 139,600 196,325
Riyue Heavy Industry Co.,
Ltd., Class A 54,300 91,276
Rizhao Port Co., Ltd., Class A 311,200 138,115
Rockchip Electronics Co., Ltd.,
Class A 2,500 56,170
*RongFa Nuclear Equipment
Co., Ltd., Class A 46,100 49,679

142
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Rongsheng Petrochemical
Co., Ltd., Class A 141,300 $ 179,119
*Roshow Technology Co., Ltd.,
Class A 70,000 72,716
Ruida Futures Co., Ltd., Class
A 39,000 116,618
Runjian Co., Ltd., Class F 15,600 94,766
*Sai Micro Electronics, Inc.,
Class A 19,500 50,466
Sailun Group Co., Ltd., Class
A 101,400 181,277
Sanan Optoelectronics Co.,
Ltd., Class A 27,400 47,502
Sangfor Technologies, Inc.,
Class A 6,000 89,873
Sanjiang Shopping Club Co.,
Ltd., Class A 14,900 23,476
Sanquan Food Co., Ltd., Class
A 51,770 79,268
*Sansteel Minguang Co., Ltd.,
Class A 160,600 110,256
Sansure Biotech, Inc., Class A 9,704 29,676
Sany Heavy Equipment
International Holdings Co.,
Ltd., Class A 867,000 812,882
Sany Heavy Industry Co., Ltd.,
Class A 44,700 123,619
Satellite Chemical Co., Ltd.,
Class A 62,900 170,288
SDIC Capital Co., Ltd., Class A 55,300 57,983
SDIC Power Holdings Co.,
Ltd., Class A 38,800 84,755
Sealand Securities Co., Ltd.,
Class A 131,950 76,862
*Seazen Group, Ltd., Class A 1,856,952 591,386
*Seazen Holdings Co., Ltd.,
Class A 66,800 135,357
*S-Enjoy Service Group Co.,
Ltd. 234,000 83,465
Seres Group Co., Ltd., Class A 1,700 29,922
SF Holding Co., Ltd., Class A 106,679 680,596
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 89,800 52,185
Shaanxi Coal Industry Co.,
Ltd., Class A 246,400 688,602
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 139,400 75,208
*Shaanxi Heimao Coking Co.,
Ltd., Class A 100,300 50,218
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 190,650 180,861
Shandong Bohui Paper
Industrial Co., Ltd., Class A 96,700 65,448
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 19,088 48,155
Shandong Dawn Polymer Co.,
Ltd., Class A 13,500 46,041
Shares Value
CHINA — (Continued)
Shandong Denghai Seeds Co.,
Ltd., Class A 38,300 $ 52,907
Shandong Dongyue Silicone
Material Co., Ltd., Class A 37,700 51,032
ΩShandong Gold Mining Co.,
Ltd., Class H 197,750 613,403
*Shandong Haihua Co., Ltd.,
Class A 238,000 196,072
Shandong Head Group Co.,
Ltd., Class A 24,700 45,219
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 32,600 253,287
Shandong Hi-Speed Co., Ltd.,
Class A 24,201 33,833
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 115,100 93,386
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 44,800 148,998
Shandong Humon Smelting
Co., Ltd., Class A 50,891 81,875
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 16,200 41,701
Shandong Jinjing Science &
Technology Co., Ltd., Class A 101,400 71,442
Shandong Linglong Tyre Co.,
Ltd., Class A 78,300 165,392
*Shandong Longda Meishi
Co., Ltd., Class A 25,300 18,983
Shandong Lukang Pharma,
Class A 119,900 174,607
Shandong Nanshan Aluminum
Co., Ltd., Class A 200,600 109,339
Shandong Pharmaceutical
Glass Co., Ltd., Class A 31,200 98,401
Shandong Publishing & Media
Co., Ltd., Class A 13,600 16,995
Shandong Sun Paper Industry
JSC, Ltd., Class A 108,800 210,200
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 13,300 116,856
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 1,846,000 1,624,950
Shandong WIT Dyne Health
Co., Ltd., Class A 26,100 119,709
Shandong Xiantan Co., Ltd.,
Class A 45,100 38,218
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 139,200 143,633
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 60,400 74,220
Shanghai Acrel Co., Ltd. 8,700 26,727
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 59,700 59,616

143
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 18,600 $ 36,090
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 6,253 84,296
Shanghai AtHub Co., Ltd.,
Class A 33,795 123,740
Shanghai Bailian Group Co.,
Ltd., Class A 83,100 113,409
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 25,500 85,269
Shanghai Baolong Automotive
Corp., Class A 11,100 59,655
Shanghai Baosight Software
Co., Ltd., Class A 13,584 46,610
Shanghai Baosteel Packaging
Co., Ltd., Class A 83,600 57,742
Shanghai Belling Co., Ltd.,
Class A 11,700 55,448
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,671 30,427
Shanghai Bright Meat Group
Co., Ltd., Class A 181,400 191,459
Shanghai Chinafortune Co.,
Ltd., Class A 43,300 92,903
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 84,300 117,970
Shanghai Construction Group
Co., Ltd., Class A 266,784 89,542
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 79,664 62,315
*Shanghai DZH, Ltd., Class H 17,800 32,513
#*Shanghai Electric Group
Co., Ltd., Class H 874,000 356,280
Shanghai Electric Power Co.,
Ltd., Class A 58,300 76,572
Shanghai Environment Group
Co., Ltd., Class H 60,360 67,390
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 35,600 28,143
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 32,100 47,503
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 171,500 418,591
#Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 67,000 268,853
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 79,000 41,160
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 9,000 59,316
*Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 10,416 38,456
Shares Value
CHINA — (Continued)
Shanghai Gench Education
Group, Ltd. 47,000 $ 17,183
Shanghai Gentech Co., Ltd.,
Class A 9,888 49,233
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 33,100 78,272
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 16,820 60,423
Ω*Shanghai Henlius Biotech,
Inc., Class H 22,900 204,204
Shanghai Huace Navigation
Technology, Ltd., Class A 7,560 36,992
Shanghai Huafon Aluminium
Corp., Class A 44,500 96,836
Shanghai Huayi Group Co.,
Ltd., Class A 37,200 42,874
Shanghai Industrial Holdings,
Ltd. 251,000 468,747
*Shanghai INT Medical
Instruments Co., Ltd., Class H 3,000 10,682
Shanghai International Airport
Co., Ltd., Class A 4,800 21,423
Shanghai Jahwa United Co.,
Ltd., Class A 22,200 67,830
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 36,600 114,670
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 25,200 37,677
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 44,500 41,968
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 7,900 20,807
Shanghai Liangxin Electrical
Co., Ltd., Class A 31,500 42,115
Shanghai Lingang Holdings
Corp., Ltd., Class A 56,100 71,893
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 17,100 20,847
Shanghai M&G Stationery,
Inc., Class A 17,200 73,545
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 37,100 130,592
*Shanghai Medicilon, Inc.,
Class A 3,402 29,914
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 5,358 81,928
*Shanghai Milkground Food
Tech Co., Ltd., Class A 11,100 40,981
Shanghai Moons' Electric Co.,
Ltd., Class A 7,400 60,450
*Shanghai New Power
Automotive Technology Co.,
Ltd., Class H 50,000 45,838
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 440,400 703,518

144
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shanghai Pioneer Holding,
Ltd., Class A 106,000 $ 29,977
Shanghai Pret Composites
Co., Ltd., Class A 38,700 64,409
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 138,300 245,711
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 24,500 59,634
Shanghai QiFan Cable Co.,
Ltd., Class A 21,300 45,819
Shanghai RAAS Blood
Products Co., Ltd., Class A 93,900 89,860
Shanghai Runda Medical
Technology Co., Ltd., Class A 34,500 87,611
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 42,800 33,657
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 64,100 101,970
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 8,600 49,786
*Shanghai Stonehill
Technology Co., Ltd., Class A 166,900 132,868
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 32,800 47,311
Shanghai Tunnel Engineering
Co., Ltd., Class A 129,000 118,262
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 41,200 63,713
Shanghai Wanye Enterprises
Co., Ltd., Class A 18,400 37,309
Shanghai Yaoji Technology
Co., Ltd., Class A 13,800 50,318
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 87,624 70,000
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 31,400 140,229
Shanghai Zhenhua Heavy
Industries Co., Ltd., Class A 30,300 19,163
Shanghai Zhonggu Logistics
Co., Ltd., Class A 91,100 124,833
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 111,200 97,008
Shanjin International Gold Co.,
Ltd., Class A 82,600 205,177
Shannon Semiconductor
Technology Co., Ltd., Class A 4,600 21,538
Shantou Wanshun New
Material Group Co., Ltd., Class
A 29,400 22,957
Shantui Construction
Machinery Co., Ltd., Class A 73,300 101,153
Shanxi Blue Flame Holding
Co., Ltd., Class A 98,100 95,512
Shares Value
CHINA — (Continued)
Shanxi Coal International
Energy Group Co., Ltd., Class
A 187,300 $ 249,120
Shanxi Coking Co., Ltd., Class
A 175,100 94,712
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 241,600 236,232
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 98,100 37,552
Shanxi Hi-speed Group Co.,
Ltd., Class A 65,300 44,559
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 108,900 101,345
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 80,300 152,800
*Shanxi Meijin Energy Co.,
Ltd., Class A 158,500 100,241
Shanxi Securities Co., Ltd.,
Class A 102,300 87,258
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 154,800 89,958
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 9,100 225,916
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 55,900 66,830
*Shanying International
Holding Co., Ltd., Class A 288,500 75,624
Sharetronic Data Technology
Co., Ltd., Class A 3,920 41,950
Shede Spirits Co., Ltd., Class
A 11,400 81,964
Shenghe Resources Holding
Co., Ltd., Class A 15,500 46,778
Ω#*Shengjing Bank Co., Ltd.,
Class H 144,500 21,905
Shengyi Technology Co., Ltd.,
Class A 8,100 48,217
Shenma Industry Co., Ltd. 57,500 70,737
Shennan Circuits Co., Ltd.,
Class A 12,698 250,255
Ω#Shenwan Hongyuan Group
Co., Ltd., Class H 548,800 229,307
*Shenyang Jinbei Automotive
Co., Ltd., Class A 76,500 53,050
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 6,496 58,138
Shenzhen Agricultural Power
Group Co., Ltd., Class A 65,600 59,138
Shenzhen Airport Co., Ltd.,
Class A 102,900 100,614
Shenzhen Aisidi Co., Ltd.,
Class A 50,300 87,342
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 42,100 59,032
Shenzhen Capchem
Technology Co., Ltd., Class A 19,100 89,431

145
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Center Power Tech
Co., Ltd., Class A 18,600 $ 41,791
Shenzhen Cereals Holdings
Co., Ltd., Class A 43,000 40,613
Shenzhen Changhong
Technology Co., Ltd., Class A 12,700 24,043
Shenzhen Click Technology
Co., Ltd., Class A 14,200 26,942
Shenzhen Colibri Technologies
Co., Ltd., Class A 14,200 32,949
Shenzhen Comix Group Co.,
Ltd., Class A 66,100 63,715
Shenzhen Das Intellitech Co.,
Ltd., Class A 71,100 32,739
Shenzhen Desay Battery
Technology Co., Class A 15,080 47,644
*Shenzhen Dynanonic Co.,
Ltd., Class A 13,500 61,844
Shenzhen Energy Group Co.,
Ltd., Class A 46,500 41,984
Shenzhen Envicool
Technology Co., Ltd., Class A 42,000 234,227
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 76,800 242,004
#Shenzhen Expressway Corp.,
Ltd., Class H 264,000 227,006
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 15,900 41,811
Shenzhen FRD Science &
Technology Co., Ltd., Class A 3,700 12,095
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 49,500 49,567
Shenzhen Gas Corp., Ltd.,
Class A 77,400 69,239
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 50,500 77,534
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 28,700 96,885
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 94,500 77,285
Shenzhen Honor Electronic
Co., Ltd. 1,100 20,181
Shenzhen Hopewind Electric
Co., Ltd., Class A 25,100 131,937
Shenzhen Huaqiang Industry
Co., Ltd., Class A 15,400 55,105
Shenzhen Inovance
Technology Co., Ltd., Class A 8,600 75,609
#*Shenzhen Investment, Ltd.,
Class A 1,893,142 217,048
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 14,100 21,531
Shenzhen Jinjia Group Co.,
Ltd., Class A 103,000 56,713
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 43,600 37,794
Shares Value
CHINA — (Continued)
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 32,800 $ 79,245
Shenzhen Kedali Industry Co.,
Ltd., Class A 8,300 125,935
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 39,300 85,466
Shenzhen Kinwong Electronic
Co., Ltd., Class A 26,900 248,324
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 11,300 36,313
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 48,600 70,101
Shenzhen Leaguer Co., Ltd.,
Class A 96,400 108,698
Shenzhen Lifotronic
Technology Co., Ltd., Class A 23,607 44,528
Shenzhen Megmeet Electrical
Co., Ltd., Class A 9,900 81,532
Shenzhen Microgate
Technology Co., Ltd., Class A 77,100 122,437
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 8,300 266,145
Shenzhen MTC Co., Ltd.,
Class A 176,600 110,219
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 84,800 32,343
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 6,700 51,591
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 189,600 74,155
Shenzhen Noposin Crop
Science Co., Ltd., Class A 82,200 129,168
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 298,600 94,837
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 479,500 100,787
Shenzhen Qingyi Photomask,
Ltd., Class A 6,267 25,511
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 5,200 36,046
Shenzhen SC New Energy
Technology Corp., Class A 17,500 133,880
Shenzhen SED Industry Co.,
Ltd., Class A 11,700 36,543
Shenzhen SEG Co., Ltd.,
Class A 25,100 28,232
Shenzhen Senior Technology
Material Co., Ltd., Class A 78,400 126,567
Shenzhen Sinexcel Electric
Co., Ltd., Class A 12,700 56,664
Shenzhen Sunlord Electronics
Co., Ltd., Class A 10,300 41,442
Shenzhen Sunway
Communication Co., Ltd.,
Class A 21,500 71,178

146
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Tagen Group Co.,
Ltd., Class A 143,900 $ 70,850
Shenzhen Topband Co., Ltd.,
Class A 67,200 129,177
Shenzhen Topraysolar Co.,
Ltd., Class A 59,500 29,873
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 11,700 14,199
Shenzhen Transsion Holdings
Co., Ltd., Class A 22,205 234,763
Shenzhen United Winners
Laser Co., Ltd., Class A 16,216 49,366
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 10,300 42,127
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 45,000 145,981
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 46,500 29,279
Shenzhen Yinghe Technology
Co., Ltd., Class A 42,400 121,257
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 22,100 25,624
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 38,000 124,801
*Shenzhen Zhenye Group Co.,
Ltd., Class A 61,900 52,884
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 248,300 162,544
Shenzhou International Group
Holdings, Ltd., Class A 535,800 3,880,284
*Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 7,200 37,737
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 21,095 67,847
*Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 23,400 52,673
Shinva Medical Instrument
Co., Ltd., Class A 22,930 52,823
*<Shouhang High-Tech
Energy Co., Ltd., Class A 216,300 2,100
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 78,200 60,411
Shui On Land, Ltd. 2,514,156 246,611
*Siasun Robot & Automation
Co., Ltd., Class A 12,800 29,984
Sichuan Changhong Electric
Co., Ltd., Class A 14,700 20,102
*Sichuan Chengfei Integration
Technology Corp., Class A 15,700 75,340
Sichuan Chuantou Energy Co.,
Ltd., Class A 23,800 51,461
Sichuan Development Lomon
Co., Ltd., Class A 53,700 83,341
Sichuan EM Technology Co.,
Ltd., Class A 35,200 85,581
Shares Value
CHINA — (Continued)
Sichuan Expressway Co., Ltd.,
Class H 266,000 $ 159,600
Sichuan Furong Technology
Co., Ltd., Class A 22,594 29,613
*Sichuan Haite High-tech Co.,
Ltd., Class A 34,300 52,376
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 285,200 73,968
*Sichuan Hexie Shuangma
Co., Ltd., Class A 17,100 46,366
*Sichuan Hongda Co., Ltd.,
Class A 39,800 51,998
Sichuan Injet Electric Co., Ltd.,
Class A 9,100 61,338
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 7,540 19,880
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 37,100 194,397
*Sichuan Lutianhua Co., Ltd.,
Class A 92,500 57,859
Sichuan New Energy Power
Co., Ltd., Class A 85,700 119,097
Sichuan Road and Bridge
Group Co., Ltd., Class A 197,260 227,349
Sichuan Swellfun Co., Ltd.,
Class A 8,700 49,942
Sichuan Teway Food Group
Co., Ltd., Class A 53,400 83,616
Sichuan Yahua Industrial
Group Co., Ltd., Class A 50,700 97,952
Sieyuan Electric Co., Ltd.,
Class A 9,600 103,853
#Sihuan Pharmaceutical
Holdings Group, Ltd. 2,693,000 449,405
SIIC Environment Holdings,
Ltd. 499,200 64,259
SIIC Environment Holdings,
Ltd., Class F 81,000 11,350
ΩSimcere Pharmaceutical
Group, Ltd. 482,000 812,953
Sineng Electric Co., Ltd., Class
A 24,780 78,393
Sinocare, Inc., Class A 19,700 57,104
*Sinochem International Corp.,
Class A 250,900 141,280
Sinofibers Technology Co.,
Ltd., Class A 13,300 64,635
Sinolink Securities Co., Ltd.,
Class A 50,300 64,809
Sinoma International
Engineering Co., Class A 82,100 103,391
Sinoma Science & Technology
Co., Ltd., Class A 95,800 374,553
Sinomach Automobile Co.,
Ltd., Class A 83,300 73,593
*Sinomach Heavy Equipment
Group Co., Ltd. 55,500 25,632
Sinomach Precision Industry
Group Co., Ltd., Class A 21,000 56,445

147
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Sinomine Resource Group
Co., Ltd., Class A 15,900 $ 79,740
Sinopec Engineering Group
Co., Ltd., Class H 1,243,000 965,898
*Sinopec Oilfield Equipment
Corp., Class A 39,300 37,555
*Sinopec Oilfield Service
Corp., Class H 1,550,000 155,987
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 2,062,000 365,118
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class H 7,621 52,119
Sinopharm Group Co., Ltd.,
Class H 1,090,400 2,619,738
Sino-Platinum Metals Co., Ltd.,
Class A 30,590 64,106
Sinoseal Holding Co., Ltd.,
Class A 9,300 48,047
Sinosoft Co., Ltd., Class A 17,500 48,275
Sinosteel Engineering &
Technology Co., Ltd., Class A 65,000 56,975
Sinosteel New Materials Co.,
Ltd., Class A 11,500 15,567
Sinotrans, Ltd., Class H 1,319,000 732,591
Sinotruk Jinan Truck Co., Ltd.,
Class A 71,660 181,580
Skshu Paint Co., Ltd., Class A 8,344 44,381
Skyworth Digital Co., Ltd.,
Class A 36,700 58,230
Ω#Smoore International
Holdings, Ltd. 599,000 1,617,682
Snowsky Salt Industry Group
Co., Ltd., Class A 81,900 58,612
*SOHO China, Ltd. 1,344,000 99,302
Solareast Holdings Co., Ltd.,
Class A 20,600 27,199
Songcheng Performance
Development Co., Ltd., Class
A 72,000 85,379
Sonoscape Medical Corp.,
Class A 4,000 17,786
SooChow Securities Co., Ltd.,
Class A 71,012 94,056
Southern Publishing & Media
Co., Ltd. 33,700 66,650
Southwest Securities Co., Ltd.,
Class A 161,700 101,817
*SPIC Yuanda Environmental-
Protection Co., Ltd., Class A 141,700 235,440
Spring Airlines Co., Ltd., Class
A 8,600 62,345
Stanley Agricultural Group Co.,
Ltd., Class A 65,900 80,613
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 128,700 144,761
StarPower Semiconductor,
Ltd., Class A 3,480 41,387
Shares Value
CHINA — (Continued)
State Grid Information &
Communication Co., Ltd.,
Class A 47,200 $ 116,000
STO Express Co., Ltd., Class
A 98,800 208,968
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 8,900 25,872
Sumavision Technologies Co.,
Ltd., Class A 44,500 35,426
Sumec Corp., Ltd., Class A 90,300 131,376
Sun Art Retail Group, Ltd.,
Class A 1,790,500 472,145
Sun King Technology Group,
Ltd. 822,000 158,117
Sunflower Pharmaceutical
Group Co., Ltd., Class A 36,200 82,590
Sungrow Power Supply Co.,
Ltd., Class A 15,340 153,183
Suning Universal Co., Ltd.,
Class A 195,600 59,140
Sunny Optical Technology
Group Co., Ltd. 372,300 3,469,267
Sunresin New Materials Co.,
Ltd., Class A 13,050 93,755
Sunrise Group Co., Ltd., Class
A 43,000 33,278
*Sunstone Development Co.,
Ltd., Class A 35,600 112,228
Suntak Technology Co., Ltd.,
Class A 66,100 121,654
Sunward Intelligent Equipment
Co., Ltd., Class A 76,550 140,674
Sunwoda Electronic Co., Ltd.,
Class A 67,500 202,026
Suofeiya Home Collection Co.,
Ltd., Class A 30,000 56,878
Suzhou Anjie Technology Co.,
Ltd., Class A 35,800 66,980
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 88,000 713,866
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 211,100 105,986
Suzhou Good-Ark Electronics
Co., Ltd., Class A 26,700 36,698
Suzhou Maxwell Technologies
Co., Ltd., Class A 1,500 14,735
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 120,700 91,067
Suzhou Secote Precision
Electronic Co., Ltd., Class A 16,520 79,459
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 19,800 43,279
Suzhou Sushi Testing Group
Co., Ltd., Class A 36,500 82,768
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 11,564 169,414

148
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Suzhou TZTEK Technology
Co., Ltd. 3,902 $ 26,442
*Suzhou Victory Precision
Manufacture Co., Ltd., Class A 48,400 20,675
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 2,431 37,705
*SVG Optronics Co., Ltd. 6,500 19,067
*SYoung Group Co., Ltd.,
Class A 35,700 83,529
Taiji Computer Corp., Ltd.,
Class A 17,200 59,304
*Tangrenshen Group Co., Ltd.,
Class A 244,900 164,394
Tangshan Jidong Cement Co.,
Ltd., Class A 132,100 89,041
TangShan Port Group Co.,
Ltd., Class A 247,448 138,993
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 169,300 128,674
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 12,000 24,232
Tasly Pharmaceutical Group
Co., Ltd., Class A 34,900 79,334
Tayho Advanced Materials
Group Co., Ltd., Class A 42,600 62,746
TBEA Co., Ltd., Class A 74,450 139,500
TCL Technology Group Corp.,
Class A 305,300 186,308
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 71,200 80,480
TDG Holdings Co., Ltd. 94,300 105,283
Telling Telecommunication
Holding Co., Ltd., Class A 21,500 30,385
Tencent Holdings, Ltd., Class
A 958,300 67,142,038
#Tencent Music Entertainment
Group, ADR 196,975 4,134,505
Three Squirrels, Inc., Class A 15,600 56,254
Three's Co. Media Group Co.,
Ltd., Class A 4,461 20,294
Thunder Software Technology
Co., Ltd., Class A 9,200 74,797
Tian An China Investment Co.,
Ltd., Class A 141,000 81,906
Tian Di Science & Technology
Co., Ltd., Class A 207,100 177,222
Tian Lun Gas Holdings, Ltd.,
Class A 48,000 20,790
*<Tian Shan Development
Holding, Ltd. 66,000 –
*Tianfeng Securities Co., Ltd.,
Class A 91,600 67,586
Tiangong International Co.,
Ltd., Class A 920,000 237,911
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 15,100 44,377
Shares Value
CHINA — (Continued)
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 146,000 $ 70,489
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 151,700 90,050
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 4,500 23,211
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 22,300 65,352
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 103,200 62,691
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 90,900 77,030
*Tianma Microelectronics Co.,
Ltd., Class A 120,700 154,512
Tianneng Battery Group Co.,
Ltd. 20,077 76,742
#*Tianqi Lithium Corp., Class
A 90,600 406,834
Tianrun Industry Technology
Co., Ltd., Class A 34,400 29,485
Tianshan Aluminum Group
Co., Ltd., Class A 235,700 298,458
*TianShan Material Co., Ltd.,
Class A 60,200 44,168
Tianshui Huatian Technology
Co., Ltd., Class A 43,200 60,035
Tibet Huayu Mining Co., Ltd.,
Class A 24,500 65,988
Tibet Mineral Development
Co., Ltd., Class A 9,200 27,778
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 14,300 84,449
Tingyi Cayman Islands Holding
Corp., Class F 1,278,000 1,885,254
Titan Wind Energy Suzhou
Co., Ltd., Class A 75,800 68,334
TKD Science and Technology
Co., Ltd., Class A 12,000 25,164
Tofflon Science & Technology
Group Co., Ltd., Class A 42,400 90,149
Toly Bread Co., Ltd., Class A 99,444 75,719
Tong Ren Tang Technologies
Co., Ltd., Class H 411,000 275,396
Tongcheng Travel Holdings,
Ltd., Class A 1,066,800 2,677,192
*Tongding Interconnection
Information Co., Ltd., Class A 36,600 24,822
TongFu Microelectronics Co.,
Ltd., Class A 63,400 247,262
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 87,100 100,144
Tongkun Group Co., Ltd.,
Class A 36,100 61,984
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 71,400 75,458

149
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Tongling Nonferrous Metals
Group Co., Ltd., Class A 407,400 $ 196,631
*Tongwei Co., Ltd., Class A 34,300 97,189
Tongyu Heavy Industry Co.,
Ltd., Class A 330,200 127,314
Topchoice Medical Corp.,
Class A 13,882 88,642
Topsec Technologies Group,
Inc., Class A 69,200 77,164
Toread Holdings Group Co.,
Ltd., Class A 16,000 19,373
*TPV Technology Co., Ltd.,
Class A 149,400 49,315
TravelSky Technology, Ltd.,
Class H 376,471 602,354
*Trigiant Group, Ltd., Class A 360,000 14,904
*Trina Solar Co., Ltd., Class A 33,673 72,481
*Triumph New Energy Co.,
Ltd., Class H 58,000 34,431
Triumph Science &
Technology Co., Ltd., Class A 15,900 26,374
*Troy Information Technology
Co., Ltd., Class A 19,400 21,740
*TRS Information Technology
Corp., Ltd., Class A 10,600 36,210
*Truking Technology, Ltd.,
Class A 38,400 45,748
*Tsinghua Tongfang Co., Ltd.,
Class A 32,900 33,675
Tsingtao Brewery Co., Ltd.,
Class H 358,000 2,275,694
TSP Wind Power Group Co.,
Ltd. 211,900 211,600
Ω*Tuhu Car, Inc. 40,500 103,701
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 368,400 3,577
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 2,600 25,076
Unilumin Group Co., Ltd.,
Class A 72,700 71,791
Uni-President China Holdings,
Ltd. 992,400 1,255,354
Unisplendour Corp., Ltd.,
Class A 15,700 53,849
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 49,200 108,701
*UTour Group Co., Ltd., Class
A 50,800 53,546
V V Food & Beverage Co.,
Ltd., Class A 117,900 56,250
Valiant Co., Ltd., Class A 41,900 73,570
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 15,100 38,115
Vatti Corp., Ltd., Class A 43,500 38,672
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 6,000 22,052
Shares Value
CHINA — (Continued)
Ω*Venus MedTech Hangzhou,
Inc., Class H 12,000 $ 5,213
*Venustech Group, Inc., Class
A 21,600 47,752
Victory Giant Technology
Huizhou Co., Ltd., Class A 43,900 1,169,498
Vipshop Holdings, Ltd.,
Sponsored ADR 279,651 4,219,934
*Visionox Technology, Inc.,
Class A 23,100 30,212
Visual China Group Co., Ltd.,
Class A 28,800 86,038
Ω*Viva Biotech Holdings 890,000 189,338
#*Vnet Group, Inc., Sponsored
ADR 52,100 432,951
Walvax Biotechnology Co.,
Ltd., Class A 46,400 80,828
*Wanda Film Holding Co., Ltd.,
Class A 43,400 70,425
Wangneng Environment Co.,
Ltd., Class A 32,800 76,789
Wangsu Science &
Technology Co., Ltd., Class A 24,700 37,443
#Wanguo Gold Group, Ltd.,
Class A 266,000 1,030,115
Wanhua Chemical Group Co.,
Ltd., Class A 66,800 577,281
Wanxiang Qianchao Co., Ltd.,
Class A 52,800 55,288
Warom Technology, Inc. Co. 14,700 43,059
Wasu Media Holding Co., Ltd.,
Class A 86,000 98,164
Weichai Power Co., Ltd., Class
H 1,115,880 2,365,381
Weifu High-Technology Group
Co., Ltd., Class A 11,600 30,970
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 15,100 22,492
Weihai Guangwei Composites
Co., Ltd., Class A 20,940 88,143
#Weilong Delicious Global
Holdings, Ltd. 181,600 272,516
Ω*Weimob, Inc. 731,000 203,935
Wellhope Foods Co., Ltd.,
Class A 60,700 71,895
Wencan Group Co., Ltd.,
Class A 16,400 47,243
Wens Foodstuff Group Co.,
Ltd., Class A 86,400 207,426
Wenzhou Yihua Connector
Co., Ltd., Class A 4,700 25,383
West China Cement, Ltd. 1,948,000 498,787
Western Metal Materials Co.,
Ltd., Class A 11,600 34,284
Western Mining Co., Ltd.,
Class A 98,700 228,468
Western Region Gold Co.,
Ltd., Class A 23,400 61,728
Western Securities Co., Ltd.,
Class A 60,500 70,316

150
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Willfar Information Technology
Co., Ltd. 7,739 $ 36,601
Winall Hi-Tech Seed Co., Ltd.,
Class A 36,100 45,462
Windey Energy Technology
Group Co., Ltd., Class A 30,900 54,298
*Wingtech Technology Co.,
Ltd., Class A 16,500 84,580
Winner Medical Co., Ltd.,
Class A 11,383 63,149
Winning Health Technology
Group Co., Ltd., Class A 65,600 98,898
Wolong Electric Group Co.,
Ltd., Class A 48,000 151,985
*World Union Group, Inc.,
Class A 124,700 41,162
Wuchan Zhongda Group Co.,
Ltd., Class A 189,700 141,811
Wuhan DR Laser Technology
Corp., Ltd., Class A 7,100 60,905
Wuhan East Lake High
Technology Group Co., Ltd.,
Class A 36,200 46,341
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 23,100 42,482
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 1,800 14,954
*Wuhan P&S Information
Technology Co., Ltd., Class A 72,800 97,737
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 7,500 30,894
Wuhu Token Science Co.,
Ltd., Class A 74,700 62,576
Wuliangye Yibin Co., Ltd.,
Class A 40,600 682,185
WUS Printed Circuit Kunshan
Co., Ltd., Class A 65,200 508,835
Wushang Group Co., Ltd.,
Class A 36,408 47,415
Ω#WuXi AppTec Co., Ltd.,
Class H 165,080 2,222,797
Wuxi Autowell Technology
Co., Ltd., Class A 19,212 87,930
Wuxi Best Precision Machinery
Co., Ltd. 7,200 24,755
Ω*Wuxi Biologics Cayman,
Inc., Class A 1,392,000 5,709,860
Wuxi Boton Technology Co.,
Ltd., Class A 9,000 30,232
Wuxi Chipown Micro-
Electronics, Ltd. 3,540 28,962
Wuxi DK Electronic Materials
Co., Ltd., Class A 6,400 38,115
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 20,800 73,447
Wuxi NCE Power Co., Ltd.,
Class A 6,160 27,330
Wuxi Rural Commercial Bank
Co., Ltd., Class A 71,300 59,530
Shares Value
CHINA — (Continued)
Wuxi Taiji Industry, Ltd. Co.,
Class A 111,300 $ 101,726
Wuxi Xinje Electric Co., Ltd.,
Class A 4,400 33,716
Wuzhou Special Paper Group
Co., Ltd. 16,800 27,844
XCMG Construction Machinery
Co., Ltd., Class A 226,700 263,480
XD, Inc. 72,400 483,282
XGD, Inc., Class A 24,400 101,015
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd., Class A 892,500 88,682
Xiamen Amoytop Biotech Co.,
Ltd., Class A 5,653 71,605
Xiamen Bank Co., Ltd., Class
A 134,100 127,401
Xiamen C & D, Inc., Class A 61,000 85,787
Xiamen Changelight Co., Ltd.,
Class A 23,700 38,820
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 55,000 50,193
Xiamen Faratronic Co., Ltd.,
Class A 6,600 100,627
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 5,900 24,229
Xiamen Intretech, Inc., Class A 25,100 62,870
Xiamen ITG Group Corp., Ltd.,
Class A 118,700 103,716
Xiamen Jihong Technology
Co., Ltd., Class A 47,600 111,240
Xiamen Kingdomway Group
Co., Class A 30,900 84,769
Xiamen Port Development Co.,
Ltd., Class A 36,400 41,902
Xiamen Tungsten Co., Ltd.,
Class A 44,300 142,665
Xiamen Xiangyu Co., Ltd.,
Class A 102,900 101,898
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 2,815 23,074
*Xian International Medical
Investment Co., Ltd., Class A 26,200 19,877
Xi'an Manareco New Materials
Co., Ltd., Class A 51,422 293,119
Xi'An Shaangu Power Co.,
Ltd., Class A 57,300 70,014
Xi'an Triangle Defense Co.,
Ltd., Class A 12,200 45,127
Xiandai Investment Co., Ltd.,
Class A 83,000 49,499
*Xiangcai Co., Ltd., Class A 48,300 72,883
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 27,000 52,276
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 49,100 90,706

151
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Xianhe Co., Ltd., Class W 24,500 $ 72,309
Ω*Xiaomi Corp., Class W 3,189,200 21,593,118
Xilinmen Furniture Co., Ltd.,
Class A 53,900 117,141
Xinfengming Group Co., Ltd.,
Class A 129,200 221,121
Xingfa Aluminium Holdings,
Ltd., Class A 60,000 64,968
Xinhuanet Co., Ltd., Class A 18,590 49,245
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 28,000 46,523
Xinjiang Joinworld Co., Ltd.,
Class A 35,170 34,486
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class H 25,200 14,120
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 14,500 57,777
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 563,000 79,609
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd., Class H 59,900 70,200
#*Xinte Energy Co., Ltd., Class
H 207,200 175,526
Xinxiang Chemical Fiber Co.,
Ltd., Class A 139,900 75,672
Xinxiang Richful Lube Additive
Co., Ltd., Class A 8,900 68,618
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 190,675 99,698
Xinyi Energy Holdings, Ltd. 1,026,557 163,465
#Xinyi Solar Holdings, Ltd.,
Class A 4,202,943 1,632,991
Xinyu Iron & Steel Co., Ltd.,
Class A 221,900 133,567
*Xinzhi Group Co., Ltd., Class
A 20,900 62,350
Xizang Zhufeng Resources
Co., Ltd., Class A 43,900 71,541
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 28,800 50,329
*XPeng, Inc., A Shares 323,400 2,949,738
#Xtep International Holdings,
Ltd., Class A 1,274,944 912,762
Xuji Electric Co., Ltd., Class A 31,500 99,216
ΩYadea Group Holdings, Ltd. 906,300 1,426,990
Yangling Metron New Material,
Inc., Class A 42,000 83,590
*Yangmei Chemical Co., Ltd.,
Class H 59,000 20,048
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 72,500 249,825
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 15,500 115,075
Yankershop Food Co., Ltd.,
Class A 13,930 131,530
Shares Value
CHINA — (Continued)
#Yankuang Energy Group Co.,
Ltd., Class A 2,487,400 $ 2,839,122
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 18,700 55,632
Yantai China Pet Foods Co.,
Ltd., Class A 12,900 101,623
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 27,800 65,160
Yantai Eddie Precision
Machinery Co., Ltd., Class A 38,100 95,961
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 31,700 171,158
YanTai Shuangta Food Co.,
Ltd., Class A 68,100 50,153
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 34,700 76,328
YD Electronic Technology Co.,
Ltd., Class A 7,200 26,752
#*Yeahka, Ltd., Class A 190,000 339,822
Yealink Network Technology
Corp., Ltd., Class A 5,100 23,731
Yechiu Metal Recycling China,
Ltd., Class A 243,200 88,035
YGSOFT, Inc., Class A 27,360 23,716
*Yibin Tianyuan Group Co.,
Ltd., Class A 108,300 77,655
ΩYiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 151,200 276,975
Yifan Pharmaceutical Co., Ltd.,
Class A 37,900 77,270
Yifeng Pharmacy Chain Co.,
Ltd., Class A 38,876 127,840
#Yihai International Holding,
Ltd., Class A 443,000 762,976
Yinbang Clad Material Co.,
Ltd., Class A 15,000 21,948
Yindu Kitchen Equipment Co.,
Ltd. 21,025 47,997
Yixintang Pharmaceutical
Group Co., Ltd., Class A 73,300 152,289
Yizumi Holdings Co., Ltd.,
Class A 20,800 59,715
Yonfer Agricultural Technology
Co., Ltd., Class A 91,900 181,373
*Yonghui Superstores Co.,
Ltd., Class A 30,900 20,271
Yongjin Technology Group
Co., Ltd., Class A 26,600 65,853
YongXing Special Materials
Technology Co., Ltd., Class A 20,900 101,482
*Yonyou Network Technology
Co., Ltd., Class A 13,900 30,537
Yotrio Group Co., Ltd., Class A 107,000 55,650
*Youdao, Inc., ADR 2,747 23,899
Youngor Fashion Co., Ltd.,
Class A 88,900 90,624
Youngy Co., Ltd., Class A 13,200 63,179

152
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Youzu Interactive Co., Ltd.,
Class A 29,100 $ 59,692
YTO Express Group Co., Ltd.,
Class A 80,300 164,048
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 9,600 13,261
Yuexiu Property Co., Ltd.,
Class A 1,122,344 660,539
Yueyang Forest & Paper Co.,
Ltd., Class A 128,600 84,720
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 14,600 32,297
Yum China Holdings, Inc. 124,350 5,788,215
Yum China Holdings, Inc.,
Class A 69,123 3,226,662
YUNDA Holding Group Co.,
Ltd., Class A 177,600 187,201
Yunnan Aluminium Co., Ltd.,
Class A 87,700 189,261
Yunnan Baiyao Group Co.,
Ltd., Class A 9,520 74,045
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 168,600 127,908
Yunnan Copper Co., Ltd.,
Class A 71,800 128,958
Yunnan Energy Investment
Co., Ltd., Class A 37,800 55,729
*Yunnan Energy New Material
Co., Ltd., Class A 16,000 65,640
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 12,900 40,130
Yunnan Nantian Electronics
Information Co., Ltd., Class A 12,700 34,823
Yunnan Tin Co., Ltd., Class A 83,300 206,107
Yunnan Yuntianhua Co., Ltd.,
Class A 71,100 243,173
Yusys Technologies Co., Ltd.,
Class A 33,400 123,915
Yutong Bus Co., Ltd., Class A 71,900 248,502
Yutong Heavy Industries Co.,
Ltd. 63,000 106,686
#*Zai Lab, Ltd. 192,200 718,608
Zangge Mining Co., Ltd., Class
A 8,400 53,532
ZBOM Home Collection Co.,
Ltd., Class A 33,747 46,477
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 4,200 115,913
Zhaojin Mining Industry Co.,
Ltd., Class H 1,049,500 2,617,734
Zhefu Holding Group Co., Ltd.,
Class A 163,700 82,415
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 44,800 67,913
*Zhejiang Century Huatong
Group Co., Ltd., Class A 109,500 193,024
Shares Value
CHINA — (Continued)
Zhejiang Cfmoto Power Co.,
Ltd., Class A 9,700 $ 301,203
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 1,700 20,819
Zhejiang China Commodities
City Group Co., Ltd., Class A 174,300 514,908
Zhejiang Chint Electrics Co.,
Ltd., Class A 46,700 147,350
Zhejiang Communications
Technology Co., Ltd., Class A 124,240 69,442
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 80,000 51,594
Zhejiang Crystal-Optech Co.,
Ltd., Class A 91,800 266,098
Zhejiang Dahua Technology
Co., Ltd., Class A 20,400 46,005
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 36,100 69,394
Zhejiang Dingli Machinery Co.,
Ltd., Class A 12,900 88,526
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 57,000 90,201
Zhejiang Expressway Co.,
Ltd., Class H 610,800 581,233
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 26,000 57,876
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 28,600 38,873
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd., Class A 87,600 135,466
Zhejiang Hailiang Co., Ltd.,
Class A 63,100 95,916
Zhejiang Hailide New Material
Co., Ltd., Class A 126,200 97,142
Zhejiang HangKe Technology,
Inc. Co., Class A 22,517 62,428
Zhejiang Hangmin Co., Ltd.,
Class A 88,500 87,270
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 49,900 43,185
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 94,700 149,598
Zhejiang Huace Film &
Television Co., Ltd., Class A 36,800 39,096
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 58,910 182,036
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 9,700 24,323
Zhejiang Huangma
Technology Co., Ltd., Class A 92,000 163,579
*Zhejiang Huatong Meat
Products Co., Ltd., Class A 37,900 54,667

153
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 33,600 $ 205,882
Zhejiang International Group
Co., Ltd., Class A 13,900 21,380
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 98,700 121,558
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 18,900 98,822
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 7,800 27,370
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 9,200 20,964
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 35,300 136,496
Zhejiang Jingu Co., Ltd., Class
A 42,400 77,329
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 58,260 133,404
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 28,800 89,393
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 45,600 120,037
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 53,000 137,679
Zhejiang Juhua Co., Ltd.,
Class A 18,600 69,058
Zhejiang Lante Optics Co.,
Ltd., Class A 17,188 65,198
Ω*Zhejiang Leapmotor
Technology Co., Ltd., Class A 1,800 13,907
Zhejiang Longsheng Group
Co., Ltd., Class A 83,700 122,935
Zhejiang Medicine Co., Ltd.,
Class A 95,700 211,304
Zhejiang Meida Industrial Co.,
Ltd., Class A 22,500 21,532
*Zhejiang Narada Power
Source Co., Ltd., Class A 46,200 93,807
Zhejiang NHU Co., Ltd., Class
A 133,600 415,056
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 24,700 55,188
Zhejiang Runtu Co., Ltd.,
Class A 81,000 85,491
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 16,900 61,996
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 13,200 87,711
Zhejiang Semir Garment Co.,
Ltd., Class A 82,500 60,872
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 19,100 14,967
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 4,900 22,433
Shares Value
CHINA — (Continued)
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd., Class A 9,380 $ 31,535
Zhejiang Southeast Space
Frame Co., Ltd., Class A 76,500 46,153
Zhejiang Sunoren Solar
Technology Co., Ltd. 38,500 44,319
*Zhejiang Sunriver Culture
Tourism Co., Ltd., Class A 33,200 35,547
Zhejiang Supor Co., Ltd.,
Class A 6,200 44,637
Zhejiang Taihua New Material
Group Co., Ltd., Class A 44,800 59,897
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 32,800 32,435
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 20,700 75,362
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 155,400 355,621
Zhejiang Wanliyang Co., Ltd.,
Class A 36,800 38,432
Zhejiang Wanma Co., Ltd.,
Class A 31,600 62,497
Zhejiang Wansheng Co., Ltd.,
Class A 21,200 29,550
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 22,704 59,955
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 44,100 65,445
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 70,008 103,601
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 24,300 85,435
Zhejiang XCC Group Co., Ltd.,
Class A 10,200 48,509
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 69,500 104,295
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 68,400 96,194
Zhejiang Xinao Textiles, Inc.,
Class A 46,500 38,244
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 12,900 45,891
Zhejiang Yasha Decoration
Co., Ltd., Class A 101,500 55,464
Zhejiang Yinlun Machinery
Co., Ltd., Class A 47,500 190,851
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 10,500 23,533
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 26,500 91,075
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 6,360 42,799

154
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zhende Medical Co., Ltd.,
Class A 12,800 $ 39,269
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 75,300 52,740
Zhewen Interactive Group Co.,
Ltd., Class A 70,200 83,439
*Zhong An Group, Ltd. 1,718,000 30,858
Ω#*ZhongAn Online P&C
Insurance Co., Ltd., Class H 611,800 1,566,520
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 68,200 28,282
Zhongji Innolight Co., Ltd.,
Class A 17,920 540,841
Zhongjin Gold Corp., Ltd.,
Class A 122,175 242,649
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 37,900 102,658
*Zhongnongfa Seed Industry
Group Co., Ltd., Class A 29,200 25,838
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 93,400 84,977
Zhongshan Public Utilities
Group Co., Ltd., Class A 34,900 45,403
Zhongsheng Group Holdings,
Ltd., Class A 623,000 1,050,767
Zhongtai Securities Co., Ltd.,
Class A 59,900 55,495
*<Zhongtian Financial Group
Co., Ltd., Class A 226,243 –
Zhongtong Bus Holding Co.,
Ltd., Class A 45,000 68,216
Zhongyuan Environment-
Protection Co., Ltd., Class A 59,900 68,621
ΩZhou Hei Ya International
Holdings Co., Ltd., Class A 812,500 284,634
Zhuhai Huafa Properties Co.,
Ltd., Class A 115,900 76,997
Zhuzhou CRRC Times Electric
Co., Ltd., Class A 245,300 996,824
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 14,700 72,214
Zhuzhou Kibing Group Co.,
Ltd., Class A 156,600 135,094
*Zhuzhou Smelter Group Co.,
Ltd., Class A 57,700 90,029
Zhuzhou Times New Material
Technology Co., Ltd., Class A 39,800 70,545
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 111,100 77,660
Zijin Mining Group Co., Ltd.,
Class H 1,905,000 5,084,045
ZJAMP Group Co., Ltd., Class
A 16,900 21,306
ZJMI Environmental Energy
Co., Ltd., Class A 30,300 55,387
ZMJ Group Co., Ltd., Class H 243,000 464,331
Shares Value
CHINA — (Continued)
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 937,000 $ 730,502
#ZTE Corp., Class H 312,800 992,194
ZTO Express Cayman, Inc. 249,800 4,833,710
ZTO Express Cayman, Inc.,
Class A, Sponsored ADR 51,064 1,005,450
ZWSOFT Co., Ltd., Class A 3,381 29,317
TOTAL CHINA 699,459,790
COLOMBIA — (0.0%)
Celsia SA 93,961 106,027
Cementos Argos SA 196,382 517,697
*Corp Financiera Colombiana
SA 27,454 115,613
Grupo Argos SA, Class A 90,848 370,796
#Grupo Aval Acciones
y Valores SA, Class A,
Sponsored ADR 18,685 52,505
Grupo Cibest SA 23,302 304,903
Grupo Cibest SA, ADR 5,678 246,539
Grupo de Inversiones
Suramericana SA 28,627 317,537
Grupo Energia Bogota SA
ESP, Class O 171,584 121,526
Interconexion Electrica SA
ESP 44,387 223,793
Mineros SA, Class A 59,818 108,574
Promigas SA ESP 19,637 31,588
TOTAL COLOMBIA 2,517,098
CZECH — (0.0%)
CEZ A/S 21,681 1,261,386
Komercni Banka A/S 16,285 779,941
ΩMoneta Money Bank A/S,
Class F 89,123 623,043
Philip Morris CR A/S 148 119,721
TOTAL CZECH 2,784,091
DENMARK — (1.4%)
*ALK-Abello A/S 84,416 2,475,569
Alm Brand A/S 587,433 1,627,191
#Ambu A/S, Class B 99,984 1,476,792
AP Moller - Maersk A/S, Class
A 628 1,240,617
AP Moller - Maersk A/S, Class
B 1,025 2,042,973
*Bang & Olufsen A/S 71,277 142,995
*Bavarian Nordic A/S 54,647 1,990,638
Carlsberg A/S, Class B 27,163 3,409,618
#cBrain A/S 4,958 162,736
Chemometec A/S 5,442 422,349
Coloplast A/S, Class B 24,588 2,275,574
Columbus A/S 42,050 64,108
D/S Norden A/S 16,630 581,043
Danske Bank A/S 149,662 5,979,731
*Demant A/S 46,462 1,774,433
*Dfds A/S 25,345 457,542
DSV A/S 39,177 8,800,006
FLSmidth & Co. A/S,
Registered 32,404 1,928,381

155
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
DENMARK — (Continued)
Foroya Banki P/F 2,055 $ 59,729
*Genmab A/S 23,868 5,262,429
*Genmab A/S, Class S, ADR 1,020 22,103
#*GN Store Nord A/S 103,342 1,485,813
GronlandsBANKEN A/S 233 30,555
H Lundbeck A/S, Class A 37,500 169,387
H Lundbeck A/S, Class A 185,479 979,761
*H+H International A/S, Class
B 17,426 279,571
#Harboes Bryggeri A/S, Class
B 1,085 22,133
#*Huscompagniet A/S 3,769 26,938
ISS A/S 109,647 3,168,400
Jeudan A/S 3,126 101,645
Jyske Bank A/S, Registered 33,895 3,420,770
Matas A/S 29,511 608,339
Ω*Netcompany Group A/S 34,382 1,273,007
*Nilfisk Holding A/S, Class B 5,321 75,981
*NKT A/S 43,164 3,826,590
Novo Nordisk A/S, Class B 403,055 19,442,288
#Novo Nordisk A/S, Class B,
Sponsored ADR 55,018 2,589,697
Novonesis Novozymes B,
Class B 124,202 8,111,415
#*NTG Nordic Transport
Group A/S 2,426 73,005
Ω#*Orsted A/S 19,055 901,042
Pandora A/S 73,468 12,231,802
Parken Sport & Entertainment
A/S 2,697 69,702
Per Aarsleff Holding A/S 10,104 1,094,109
Ringkjoebing Landbobank A/S 21,671 4,796,315
ROCKWOOL A/S, Class A 20,980 924,010
ROCKWOOL A/S, Class B 77,621 3,409,688
Royal Unibrew A/S 31,747 2,386,923
*RTX A/S 2,195 27,606
ΩScandinavian Tobacco
Group A/S 37,107 487,752
Schouw & Co. A/S 8,788 830,297
Solar A/S, B Shares 3,253 140,950
SP Group A/S 3,962 162,555
Sparekassen Sjaelland-Fyn
A/S 7,500 383,061
Sydbank A/S 51,257 3,819,206
Tivoli A/S 560 53,081
TORM PLC, Class A 29,125 539,182
*Trifork Group AG 786 11,308
#Tryg A/S 153,208 3,710,445
Vestas Wind Systems A/S 196,983 3,625,537
Vestjysk Bank A/S 166,110 121,528
TOTAL DENMARK 127,607,951
EGYPT — (0.0%)
Commercial International
Bank - Egypt (CIB), Registered
Shares, GDR 181,344 347,092
TOTAL EGYPT 347,092
FINLAND — (1.0%)
Aktia Bank OYJ 26,733 309,031
Shares Value
FINLAND — (Continued)
Alma Media OYJ 15,630 $ 236,138
#Anora Group OYJ 20,791 76,029
Aspo OYJ 17,421 105,278
Atria OYJ 7,160 109,402
#Citycon OYJ 27,733 119,793
Digia OYJ 1,095 9,199
Elisa OYJ 81,601 4,217,762
ΩEnento Group OYJ 6,730 119,701
#eQ OYJ 843 12,495
#Finnair OYJ 10,540 34,719
#Fiskars OYJ Abp 13,847 227,902
#Fortum OYJ 193,316 3,560,054
F-Secure OYJ 41,180 77,580
Gofore OYJ 3,040 62,421
Harvia OYJ 6,835 397,406
Hiab OYJ, Class B 25,522 1,746,822
HKFoods OYJ 7,105 12,930
Huhtamaki OYJ 63,510 2,198,146
Kalmar OYJ, Class B 25,522 1,158,511
#Kamux Corp. 5,076 11,457
Kemira OYJ 91,435 1,954,889
Kesko OYJ, Class A 44,958 981,789
Kesko OYJ, Class B 196,053 4,281,388
*Kojamo OYJ 49,020 625,016
Kone OYJ, Class B 68,167 4,208,408
Konecranes OYJ 44,595 3,741,303
Lassila & Tikanoja OYJ 19,409 210,149
#*Lindex Group OYJ 70,822 230,613
Mandatum OYJ 214,180 1,460,535
Marimekko OYJ 20,169 301,019
Metsa Board OYJ 4,065 26,147
#Metsa Board OYJ 76,545 283,328
Metso OYJ, Class B 363,317 4,601,186
Neste OYJ, Registered 59,951 949,311
Nokia OYJ 1,092,648 4,487,097
#Nokian Renkaat OYJ, Class
B 72,335 652,390
Nordea Bank Abp 792,245 11,606,524
Olvi OYJ, A Shares 6,636 253,679
#Oma Saastopankki OYJ 5,501 57,358
*Optomed Oy 3,636 18,727
Oriola OYJ, Class B 69,745 87,330
Orion OYJ, Class A 15,422 1,230,286
Orion OYJ, Class B 76,059 6,119,820
#Outokumpu OYJ 301,241 1,141,924
Pihlajalinna OYJ 12,477 233,486
Ponsse OYJ 3,963 145,146
Puuilo OYJ 55,882 875,605
#*QT Group OYJ 17,156 1,187,966
Raisio OYJ, Class V 69,099 198,508
Revenio Group OYJ 9,474 285,182
Sampo OYJ, A Shares 152,165 1,636,978
Sampo OYJ, A Shares 435,712 4,695,682
Sanoma OYJ 71,394 828,576
Scanfil OYJ 9,386 120,748
#Stora Enso OYJ, Class R 265,202 2,742,140
#Taaleri PLC 10,708 86,648
#Talenom OYJ 8,395 33,630

156
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
FINLAND — (Continued)
ΩTerveystalo OYJ 74,623 $ 919,004
TietoEVRY OYJ 63,331 1,094,526
Tokmanni Group Corp. 30,201 296,752
#UPM-Kymmene OYJ 185,342 4,826,007
Vaisala OYJ, A Shares 12,207 661,548
#Valmet OYJ 87,387 3,171,581
Wartsila OYJ Abp 134,877 3,741,995
#*WithSecure OYJ 40,556 46,000
#*YIT OYJ 92,636 322,955
TOTAL FINLAND 92,463,655
FRANCE — (5.0%)
*74Software SA 7,068 301,744
ABC arbitrage 5,372 38,367
Accor SA 66,479 3,398,098
Aeroports de Paris SA 14,037 1,709,419
*Air France-KLM 9,524 126,175
Air Liquide SA 36,760 7,270,293
Airbus SE 63,320 12,758,069
AKWEL SADIR, Class B 7,581 74,794
*Alstom SA 255,215 6,029,046
Alten SA 17,442 1,430,359
ΩAmundi SA 26,671 1,985,726
Ω*Aramis Group SAS 9,232 56,742
Arkema SA 44,970 3,083,063
Assystem SA 2,834 157,479
Aubay 3,005 172,656
AXA SA 165,323 8,075,890
ΩAyvens SA 52,074 563,528
*Bastide le Confort Medical 1,973 68,875
#Beneteau SACA 28,176 263,311
BioMerieux 10,460 1,506,070
BNP Paribas SA 112,847 10,340,423
Boiron SA, Class A 3,504 84,220
Bollore SE, Class A 216,550 1,255,366
Bonduelle SCA 10,815 99,274
Bouygues SA 139,149 5,757,329
Bureau Veritas SA 134,624 4,166,409
Capgemini SE 41,619 6,235,395
Carrefour SA 23,202 347,954
Carrefour SA 408,812 5,881,548
#Catana Group 9,755 42,539
CBo Territoria 13,570 56,845
*Cegedim SA 4,695 58,573
Cie de Saint-Gobain SA 194,066 22,278,353
Cie des Alpes, Registered 13,269 350,059
Cie Generale des
Etablissements Michelin SCA 335,609 12,007,574
*Claranova SE, Registered 23,525 67,448
Coface SA 96,316 1,799,083
Credit Agricole SA 178,783 3,304,695
Danone SA 120,886 9,945,274
Dassault Aviation SA 5,151 1,605,948
Dassault Systemes SE 28,158 931,069
Derichebourg SA 67,735 448,486
Edenred SE 34,493 991,707
Eiffage SA, Class P 62,624 8,432,676
#*Ekinops SAS 4,817 19,021
Shares Value
FRANCE — (Continued)
Electricite de Strasbourg SA,
Class B 152 $ 25,661
Ω*Elior Group SA 83,716 250,082
Elis SA 155,152 4,304,500
#Engie SA 839,280 18,846,841
Equasens 964 53,181
#Eramet SA 5,164 287,129
EssilorLuxottica SA, Class B 17,381 5,184,201
Esso SA Francaise 1,933 213,829
Etablissements Maurel et
Prom SA 71,469 440,081
*Euroapi SA 36,739 121,102
Eurofins Scientific SE 72,291 5,570,075
Euronext NV 28,250 4,578,407
Exel Industries SA, Class A 585 26,782
FDJ UNITED 69,847 2,188,839
*FIGEAC-AERO 3,291 38,797
Fnac Darty SA 8,044 273,900
*Forvia SE 119,139 1,532,685
Gaztransport Et Technigaz SA 27,318 5,159,000
Getlink SE 148,046 2,694,179
GL Events SACA 6,535 226,258
Groupe Crit SA 2,025 144,625
Groupe SFPI 7,866 21,337
#*Guerbet 2,676 64,319
Hermes International SCA,
Class B 3,352 8,252,340
*ID Logistics Group SACA 2,255 1,136,908
Imerys SA 24,013 595,302
Infotel SA 2,290 105,102
Interparfums SA 3,962 146,289
Ipsen SA 26,018 3,088,057
IPSOS SA 27,777 1,255,785
Jacquet Metals SACA 7,960 204,988
JCDecaux SE 53,631 886,985
Kaufman & Broad SA 9,312 333,595
Kering SA, Class A 8,590 2,128,550
Laurent-Perrier 1,114 120,872
#Lectra 2,943 82,357
Legrand SA 41,402 6,157,867
Linedata Services 469 36,502
LISI SA 11,105 602,462
LNA Sante SA 2,313 75,449
L'Oreal SA 18,389 8,194,661
Louis Hachette Group 202,541 380,296
*Lumibird 331 7,009
LVMH Moet Hennessy Louis
Vuitton SE 39,942 21,593,668
Ω#*Maisons du Monde SA 1,045 2,649
Manitou BF SA 5,978 133,010
Mersen SA 11,908 328,465
Metropole Television SA 17,139 251,482
#*Nacon SA 896 811
Neurones 914 45,244
Nexans SA 26,472 3,832,745
#*Nexity SA 23,914 313,941
NRJ Group 11,750 97,904
Oeneo SA 10,234 111,745

157
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
FRANCE — (Continued)
Opmobility, Registered 38,372 $ 591,143
Orange SA 1,095,245 16,728,714
#*OSE Immuno 9,383 68,731
Pernod Ricard SA 25,045 2,590,180
*Pierre Et Vacances SA 59,705 116,306
Pluxee NV 42,894 875,348
Publicis Groupe SA 69,998 6,425,289
Publicis Groupe SA, ADR 1,600 36,416
Quadient SA 22,188 409,878
Renault SA 111,012 4,156,073
Rexel SA 227,063 6,907,709
Robertet SA, Class A 245 231,621
Rubis SCA 36,901 1,176,663
SA d'Explosifs et de Produits
Chimiques 264 59,223
Safran SA, Class B 37,015 12,264,759
Sanofi SA 86,699 7,823,362
#Sanofi SA, Sponsored ADR 3,669 167,453
Sartorius Stedim Biotech 3,526 710,277
Savencia SA 2,527 187,997
Schneider Electric SE 30,718 8,024,841
SCOR SE 119,224 3,913,592
SEB SA 18,572 1,368,917
Seche Environnement SACA 1,874 218,777
SES SA 226,354 1,566,092
Ω*SMCP SA 3,659 21,274
Societe BIC SA 15,100 922,892
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 126 14,998
Societe Generale SA 157,969 10,117,711
Societe LDC SADIR 3,491 369,993
Sodexo SA 59,768 3,577,693
*SOITEC 6,462 282,899
Sopra Steria Group 11,640 2,523,281
SPIE SA 119,914 7,075,078
Stef SA 2,637 399,605
STMicroelectronics NV 44,824 1,152,010
#STMicroelectronics NV- NYS 142,276 3,618,079
Sword Group 3,556 147,944
Synergie SE 6,848 269,622
Technip Energies NV 112,421 4,874,051
Teleperformance SE 36,778 3,608,303
Television Francaise 1 SA 33,011 316,996
TFF Group 1,910 39,131
Thales SA 19,104 5,155,856
Thermador Groupe 3,105 290,702
TotalEnergies SE 741,391 44,141,832
TotalEnergies SE, Sponsored
ADR 9,460 563,343
Trigano SA 6,596 1,135,432
*Ubisoft Entertainment SA 63,042 669,015
Valeo SE 176,278 1,938,088
Vallourec SACA 156,225 2,929,744
Veolia Environnement SA 83,435 2,836,204
Veolia Environnement SA,
ADR 26,622 451,908
ΩVerallia SA 44,650 1,444,197
Vetoquinol SA 1,714 151,447
Shares Value
FRANCE — (Continued)
Vicat SACA 13,844 $ 900,000
VIEL & Cie SA 14,478 260,160
Vinci SA 115,898 16,130,291
Virbac SACA 1,643 653,469
#*Viridien 5,486 366,378
Vivendi SE 268,963 1,023,568
#*Voltalia SA, Registered 11,391 96,738
VusionGroup 518 133,990
Wavestone 3,361 223,500
Ω#*Worldline SA 8,206 30,092
Ω*X-Fab Silicon Foundries SE 45,042 329,679
TOTAL FRANCE 456,132,376
GERMANY — (5.8%)
#1&1 AG 32,942 696,008
*7C Solarparken AG 54,747 115,170
Adesso SE 2,208 204,952
adidas AG 39,289 7,556,874
Adtran Networks SE 2,768 65,580
#AIXTRON SE 23,008 391,450
All for One Group SE 1,391 77,852
Allgeier SE 5,109 109,348
Allianz SE, ADR 29,967 1,184,296
Allianz SE, Registered 39,361 15,641,505
AlzChem Group AG 4,979 849,105
#Amadeus Fire AG 3,666 281,125
Atoss Software SE 5,543 747,348
ΩAumann AG 2,107 28,842
#Aurubis AG 22,885 2,295,808
Ω*Auto1 Group SE 12,455 377,766
BASF SE 403,819 19,948,070
*Basler AG 3,747 49,491
Bayer AG, Registered 559,896 17,526,588
Bayerische Motoren Werke AG 97,210 9,332,587
#*BayWa AG 10,175 113,662
Bechtle AG 56,051 2,451,923
ΩBefesa SA 20,914 631,458
Beiersdorf AG, Class B 17,180 2,143,297
Bertrandt AG, Class B 3,738 82,914
Bijou Brigitte AG 2,340 102,844
Bilfinger SE 17,169 1,860,920
#Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 58,038 242,791
#Brenntag SE 80,013 4,994,688
Ω*Brockhaus Technologies AG 1,827 27,393
CANCOM SE 19,535 575,736
Carl Zeiss Meditec AG, Class
BR 11,590 645,223
*CECONOMY AG 133,938 680,643
*CENIT AG 4,236 36,944
Cewe Stiftung & Co. KGAA 4,125 474,957
Commerzbank AG 491,624 18,028,445
Continental AG 80,159 6,899,265
*Covestro AG 92,720 6,303,657
CTS Eventim AG & Co. KGaA 41,158 4,675,386
Daimler Truck Holding AG 252,640 12,384,626
Ω*Delivery Hero SE 36,452 1,096,843
Dermapharm Holding SE 10,902 418,007

158
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
GERMANY — (Continued)
Deutsche Bank AG,
Registered 31,582 $ 1,047,721
*Deutsche Bank AG,
Registered Sponsored 481,336 15,874,461
Deutsche Boerse AG 43,655 12,696,130
#Deutsche Lufthansa AG,
Registered 211,299 1,824,449
Deutsche Post AG 304,262 13,738,124
Deutsche Telekom AG 946,394 34,098,824
Deutsche Wohnen SE 13,840 353,243
Deutz AG 49,807 439,804
Draegerwerk AG & Co. KGaA 1,544 104,970
Duerr AG 36,796 951,791
ΩDWS Group GmbH & Co.
KGaA 27,207 1,642,615
E.ON SE 916,741 16,740,798
Eckert & Ziegler SE 7,807 595,995
*EDAG Engineering Group AG 9,082 65,487
Elmos Semiconductor SE 5,908 595,053
ElringKlinger AG 21,546 107,519
#Energiekontor AG 4,516 255,078
Evonik Industries AG 167,390 3,346,995
#*Evotec SE 96,774 780,430
Fabasoft AG 3,548 67,004
Fielmann Group AG 15,885 1,010,869
flatexDEGIRO AG 69,249 2,108,278
#*Fraport AG Frankfurt Airport
Services Worldwide 24,915 1,863,542
Freenet AG 95,054 3,096,264
Fresenius Medical Care AG 94,481 4,809,965
Fresenius SE & Co. KGaA 87,327 4,195,886
Friedrich Vorwerk Group SE 5,874 572,804
FUCHS SE 16,342 578,893
GEA Group AG, Registered 98,795 7,135,050
#Gerresheimer AG 25,929 1,287,384
Gesco SE 4,132 85,600
GFT Technologies SE 13,354 279,090
*Grand City Properties SA 27,482 348,514
H&R GmbH & Co. KGaA 7,950 45,496
Hannover Rueck SE 19,076 5,816,400
Ω#Hapag-Lloyd AG 8,578 1,245,892
Hawesko Holding SE 668 17,738
Heidelberg Materials AG 67,055 15,541,355
*Heidelberger Druckmaschinen
AG 180,750 472,713
Hella GmbH & Co. KGaA 2,761 274,928
#*HelloFresh SE, Registered 138,121 1,469,248
Henkel AG & Co. KGaA 20,414 1,455,623
Hensoldt AG 34,951 3,844,286
HOCHTIEF AG 12,867 2,823,138
*HomeToGo SE 6,566 11,761
Hornbach Holding AG & Co.
KGaA 8,369 990,437
HUGO BOSS AG 37,603 1,766,292
Indus Holding AG 12,997 353,297
Infineon Technologies AG 393,989 15,618,236
Infineon Technologies AG,
Sponsored ADR 25,244 992,594
Shares Value
GERMANY — (Continued)
Init Innovation in Traffic
Systems SE 2,595 $ 122,962
ΩInstone Real Estate Group
SE 23,634 252,919
IVU Traffic Technologies AG 5,129 123,865
Jenoptik AG 36,176 774,274
ΩJOST Werke SE 9,239 546,699
K+S AG, Registered 111,166 1,689,673
KION Group AG 53,188 3,302,525
Kloeckner & Co. SE 33,477 245,988
Knorr-Bremse AG 32,860 3,304,015
*Koenig & Bauer AG 7,211 117,032
#Kontron AG 30,827 1,004,856
Krones AG 11,435 1,701,423
KSB SE & Co. KGaA 38 42,623
KWS Saat SE & Co. KGaA 8,479 606,537
LANXESS AG 59,510 1,648,307
LEG Immobilien SE,
Registered 29,791 2,378,275
#Leifheit AG, Registered 3,884 68,015
*LPKF Laser & Electronics SE 2,754 24,964
*Medios AG 661 9,714
Mercedes-Benz Group AG 168,687 9,672,796
Merck KGaA 8,892 1,122,555
MLP SE, Registered 56,310 545,886
MTU Aero Engines AG, Class
R 17,821 7,714,118
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 28,915 19,049,197
Multitude PLC 3,010 22,565
Mutares SE & Co. KGaA 15,740 546,759
Nagarro SE 4,308 274,640
Nemetschek SE, Registered 28,296 4,245,809
*Nordex SE 56,468 1,396,011
#Norma Group SE 16,382 292,124
*Pentixapharm Holding AG 5,831 13,381
Pfeiffer Vacuum Technology
AG 1,907 339,183
#PNE AG 2,876 49,705
ProCredit Holding AG, Class B 13,280 138,316
ProSiebenSat.1 Media SE 91,483 839,221
#Puma SE 83,007 1,771,372
#*PVA TePla AG 12,119 295,169
PWO AG 1,010 33,524
*q.beyond AG 60,973 66,157
#QIAGEN NV 10,864 544,624
QIAGEN NV 63,397 3,128,008
*R Stahl AG 845 17,892
Rational AG 2,983 2,319,933
Rheinmetall AG 16,210 32,198,847
RTL Group SA 24,586 973,636
RWE AG 125,960 5,177,031
SAF-Holland SE 2,392 43,476
Salzgitter AG, Class D 18,822 492,033
SAP SE 34,381 9,869,127
#SAP SE, Sponsored ADR 1,111 318,524
Schaeffler AG 139,499 812,684

159
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
GERMANY — (Continued)
Schloss Wachenheim AG 321 $ 5,327
ΩScout24 SE 6,380 857,278
#Secunet Security Networks
AG 877 219,825
#*SGL Carbon SE, Registered 29,824 117,936
Siemens AG, Registered 70,007 18,020,366
*Siemens Energy AG 117,745 13,745,968
ΩSiemens Healthineers AG 30,641 1,658,811
#Siltronic AG 11,653 509,221
Sixt SE 10,104 1,055,837
*SMA Solar Technology AG 6,807 157,688
Stabilus SE 18,549 536,061
STRATEC SE 2,245 71,432
Stroeer SE & Co. KGaA 21,186 1,144,521
Suedzucker AG 50,200 577,434
Surteco Group SE 3,313 55,361
SUSS MicroTec SE 12,182 446,450
Symrise AG 55,556 5,055,112
TAG Immobilien AG 93,101 1,505,668
#Takkt AG 16,965 104,659
Talanx AG 30,594 4,082,888
Ω*TeamViewer SE, Class R 80,212 827,174
Technotrans SE 2,643 73,811
thyssenkrupp AG 336,083 3,931,245
*TUI AG 247 2,250
*TUI AG 303,922 2,768,904
United Internet AG 61,784 1,782,006
#Verbio SE 11,970 156,046
Volkswagen AG, Registered,
Class R 7,635 822,302
Vonovia SE, Class R 100,282 3,131,122
Vossloh AG, Class A 7,791 769,550
Wacker Chemie AG 8,510 639,923
Wacker Neuson SE 19,874 522,036
Washtec AG 4,262 195,610
*Westwing Group SE 450 4,738
Wuestenrot &
Wuerttembergische AG 13,717 220,424
Ω*Zalando SE 151,145 4,449,359
Zeal Network SE 1,564 86,460
TOTAL GERMANY 520,389,223
GREECE — (0.2%)
Aegean Airlines SA 22,986 332,013
*Aktor SA Holding Company
Technical And Energy Projects 11,066 79,033
Alpha Bank SA 662,664 2,502,880
Athens Water Supply &
Sewage Co. SA 13,462 112,940
Autohellas Tourist and Trading
SA 13,258 161,456
Avax SA 23,283 60,892
Bank of Greece, Class A 10,713 185,149
Ellaktor SA 42,711 65,017
ElvalHalcor SA 34,777 100,107
Eurobank Ergasias Services
and Holdings SA 341,600 1,265,981
*<FF Group 3,954 –
Fourlis Holdings SA, Class A 19,598 99,929
Shares Value
GREECE — (Continued)
GEK TERNA SA, Class A 22,240 $ 551,348
Hellenic Exchanges - Athens
Stock Exchange SA 14,293 114,513
Hellenic Telecommunications
Organization SA, Class A 23,817 433,428
HELLENiQ ENERGY Holdings
S.A., Class A 56,970 502,402
Holding Co. ADMIE IPTO SA 46,081 174,575
Ideal Holdings SA 8,412 57,767
JUMBO SA, Class A 28,495 966,673
Kri-Kri Milk Industry SA 5,826 125,094
*LAMDA Development SA,
Class A 18,873 144,079
Motor Oil Hellas Corinth
Refineries SA 49,554 1,428,128
National Bank of Greece SA 72,244 1,016,217
OPAP SA, Class A 20,375 458,473
Piraeus Financial Holdings SA 175,444 1,359,439
Piraeus Port Authority SA 3,714 204,890
Profile Systems & Software SA 1,876 16,469
Public Power Corp. SA 23,560 384,258
Quest Holdings SA 15,003 125,696
Sarantis SA 10,648 163,307
Thrace Plastics Holding and
Co., Class A 12,376 55,951
Titan SA, Class A 26,373 1,097,227
TOTAL GREECE 14,345,331
HONG KONG — (2.0%)
AIA Group, Ltd. 1,585,600 14,825,865
Alibaba Group Holding, Ltd.,
Class W 1,636,624 24,121,961
Alibaba Group Holding, Ltd.,
Class W, Sponsored ADR 4,367 526,791
*Alibaba Health Information
Technology, Ltd. 380,000 236,229
Analogue Holdings, Ltd. 102,000 10,525
ASMPT, Ltd. 134,300 1,144,544
Associated International
Hotels, Ltd. 38,000 24,930
Bank of East Asia, Ltd. (The) 635,896 983,411
Beijing Energy International
Holding Co., Ltd., Class A 380,600 72,726
#Beijing Enterprises Water
Group, Ltd. 3,153,000 1,080,455
Binhai Investment Co., Ltd. 268,063 35,856
BOC Hong Kong Holdings, Ltd. 531,500 2,390,057
BOE Varitronix, Ltd., Class A 175,000 132,197
Bosideng International
Holdings, Ltd. 3,298,000 1,882,171
#Bright Smart Securities &
Commodities Group, Ltd. 576,000 1,083,027
Ω#Budweiser Brewing Co.
APAC, Ltd. 193,300 203,396
Build King Holdings, Ltd. 460,000 74,420
C&D International Investment
Group, Ltd., Class A 582,606 1,174,118
Cafe de Coral Holdings, Ltd. 272,000 250,864
*Capital Environment Holdings,
Ltd. 2,440,000 28,285

160
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
Cathay Pacific Airways, Ltd. 839,271 $ 1,250,888
#CGN Mining Co., Ltd. 420,000 108,077
CGN New Energy Holdings
Co., Ltd., Class A 1,146,000 356,209
Cheuk Nang Holdings, Ltd. 24,781 4,640
Chevalier International
Holdings, Ltd. 34,349 17,546
China Aircraft Leasing Group
Holdings, Ltd. 147,000 85,204
*China Boton Group Co., Ltd. 146,000 35,710
*<China Com Rich Rene Ene
Invest 710,000 –
China Education Group
Holdings, Ltd., Class H 915,901 323,191
China Electronics Huada
Technology Co., Ltd., Class H 692,000 127,822
*China Energy Development
Holdings, Ltd. 3,368,000 21,881
ΩChina Everbright Greentech,
Ltd. 447,000 51,818
China Foods, Ltd., Class H 702,000 293,320
China Gas Holdings, Ltd. 2,273,923 2,389,792
*China Glass Holdings, Ltd. 374,000 16,437
#*China High Speed
Transmission Equipment
Group Co., Ltd. 216,000 38,247
China Medical System
Holdings, Ltd., Class A 790,000 1,342,497
China Mengniu Dairy Co., Ltd.,
Class H 1,846,000 3,851,908
*China Oil & Gas Group, Ltd.,
Class H 1,984,000 39,933
China Overseas Property
Holdings, Ltd., Class H 894,275 615,170
China Resources Building
Materials Technology
Holdings, Ltd., Class A 1,594,000 389,870
China Resources Gas Group,
Ltd. 597,200 1,507,835
China Resources Land, Ltd. 1,473,444 5,415,141
#*China Ruyi Holdings, Ltd. 2,868,000 1,147,200
China State Construction
Development Holdings, Ltd.,
Class A 522,000 101,075
China State Construction
International Holdings, Ltd. 1,510,000 2,315,975
China Water Affairs Group,
Ltd., Class A 310,000 244,051
Chinese Estates Holdings, Ltd. 256,000 42,721
Chow Sang Sang Holdings
International, Ltd. 253,000 267,825
#Chow Tai Fook Jewellery
Group, Ltd., Class A 847,000 1,419,939
CITIC Telecom International
Holdings, Ltd. 1,264,000 410,599
*Citychamp Watch & Jewellery
Group, Ltd. 726,000 35,144
CK Asset Holdings, Ltd. 349,343 1,604,308
CK Hutchison Holdings, Ltd. 430,760 2,820,518
Shares Value
HONG KONG — (Continued)
CK Infrastructure Holdings,
Ltd. 122,000 $ 860,216
*CK Life Sciences Int'l
Holdings, Inc. 906,000 115,414
CLP Holdings, Ltd. 206,500 1,792,736
#C-Mer Medical Holdings, Ltd. 250,000 57,962
CN Logistics International
Holdings, Ltd. 51,000 21,634
*Comba Telecom Systems
Holdings, Ltd. 1,086,000 255,936
Continental Aerospace
Technologies Holding, Ltd. 3,773,948 69,710
#*Cowell e Holdings, Inc. 157,000 531,000
ΩCrystal International Group,
Ltd. 605,000 436,217
CTF Services, Ltd. 221,000 216,777
Dah Sing Banking Group, Ltd. 285,596 333,983
Dah Sing Financial Holdings,
Ltd. 141,500 526,344
#*Dalipal Holdings, Ltd. 302,000 207,745
Dawnrays Pharmaceutical
Holdings, Ltd. 450,000 79,108
Dream International, Ltd. 74,000 128,392
Eagle Nice International
Holdings, Ltd. 118,000 61,029
#EC Healthcare 316,000 26,568
Emperor International
Holdings, Ltd. 603,333 14,449
*Esprit Holdings, Ltd. 1,805,000 22,074
Essex Bio-technology, Ltd. 157,000 104,000
EVA Precision Industrial
Holdings, Ltd., Class A 916,000 88,683
Fairwood Holdings, Ltd. 72,000 50,813
Far East Consortium
International, Ltd. 770,927 77,584
First Pacific Co., Ltd. 1,444,400 1,138,960
Ω#*FIT Hon Teng, Ltd. 1,156,000 393,187
FSE Lifestyle Services, Ltd. 65,000 48,357
Galaxy Entertainment Group,
Ltd. 346,000 1,692,535
#*GCL New Energy Holdings,
Ltd., Class A 648,164 35,917
#*GCL Technology Holdings,
Ltd., Class A 3,147,000 469,043
Geely Automobile Holdings,
Ltd., Class A 3,496,000 7,873,794
#*Gemdale Properties &
Investment Corp., Ltd., Class A 4,180,000 151,758
Giordano International, Ltd.,
Registered 768,000 145,773
Gold Peak Technology Group,
Ltd. 262,000 21,694
Golden Resources
Development International,
Ltd. 316,000 14,290
*GR Life Style Company Ltd 54,000 7,085
#Grand Pharmaceutical Group,
Ltd., Class A 813,500 900,550
Great Eagle Holdings, Ltd. 128,611 241,166

161
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
*<Greentech Technology
International, Ltd. 158,000 $ 2,113
*Guangdong Land Holdings,
Ltd. 187,982 6,106
Guoco Group, Ltd. 3,000 28,318
#Guotai Junan International
Holdings, Ltd. 1,725,000 1,406,369
Hang Lung Group, Ltd. 561,000 1,016,232
Hang Lung Properties, Ltd. 1,393,411 1,434,237
Hang Seng Bank, Ltd. 53,500 781,032
*Hanison Construction
Holdings, Ltd. 215,208 7,265
Harbour Centre Development,
Ltd. 21,000 11,904
#Health & Happiness H&H
International Holdings, Ltd.,
Class A 143,000 208,762
Henderson Land Development
Co., Ltd. 314,486 1,101,703
HK Electric Investments & HK
Electric Investments, Ltd. 596,000 464,652
HKBN, Ltd. 795,500 505,674
*HKR International, Ltd. 378,960 44,896
HKT Trust & HKT, Ltd., Class
SS 2,184,000 3,438,757
Hon Kwok Land Investment
Co., Ltd. 20,000 2,675
Hong Kong & China Gas Co.,
Ltd. 1,707,765 1,525,023
Hong Kong Exchanges &
Clearing, Ltd. 115,590 6,287,507
Hong Kong Technology
Venture Co., Ltd. 184,670 38,346
*Hongkong & Shanghai Hotels,
Ltd. (The) 322,962 240,679
#*Hopson Development
Holdings, Ltd. 889,652 428,393
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 550,000 75,669
*HUTCHMED China, Ltd. 100,500 361,032
#*HUTCHMED China, Ltd.,
Sponsored ADR 1,353 24,056
Hysan Development Co., Ltd. 249,000 496,731
IGG, Inc. 464,000 244,117
ΩImpro Precision Industries,
Ltd. 281,000 108,820
Inspur Digital Enterprise
Technology, Ltd. 270,000 360,459
International Housewares
Retail Co., Ltd. 207,000 22,678
Intron Technology Holdings,
Ltd. 291,000 54,493
Jacobson Pharma Corp., Ltd. 30,000 6,382
JBM Healthcare, Ltd. 38,000 14,329
#*Jinchuan Group International
Resources Co., Ltd. 963,000 78,512
Johnson Electric Holdings, Ltd. 386,681 1,147,728
*Joy City Property, Ltd., Class
A 2,554,000 120,380
Shares Value
HONG KONG — (Continued)
Ω*JS Global Lifestyle Co., Ltd.,
Class A 552,000 $ 123,760
*Ju Teng International
Holdings, Ltd. 502,000 79,936
Karrie International Holdings,
Ltd. 430,000 50,395
Kerry Properties, Ltd., Class B 402,500 1,076,752
Kingboard Holdings, Ltd. 473,500 1,694,949
Kingboard Laminates
Holdings, Ltd., Class A 369,500 475,408
KLN Logistics Group Ltd 458,750 482,126
#Kowloon Development Co.,
Ltd. 190,941 77,836
Kunlun Energy Co., Ltd., Class
A 2,998,000 2,891,065
*Lai Sun Development Co.,
Ltd. 139,920 13,012
Lee & Man Chemical Co., Ltd. 126,300 66,770
Lee & Man Paper
Manufacturing, Ltd., Class H 1,192,600 396,520
Lee's Pharmaceutical
Holdings, Ltd. 122,000 30,927
Liu Chong Hing Investment,
Ltd. 88,000 49,997
#LK Technology Holdings, Ltd. 450,000 181,146
Luk Fook Holdings
International, Ltd., Registered 328,000 858,650
Man Wah Holdings, Ltd. 1,115,600 629,568
*MECOM Power and
Construction, Ltd. 27,500 666
*Melco International
Development, Ltd. 183,000 126,818
*Melco Resorts &
Entertainment, Ltd., Sponsored
ADR 11,953 103,393
MGM China Holdings, Ltd.,
Class B 222,800 471,144
*<MH Development, Ltd. 34,000 –
*Midland Holdings, Ltd., Class
B 278,000 62,683
*Mingfa Group International
Co., Ltd. 589,000 11,930
*Minmetals Land, Ltd. 764,000 39,903
#Modern Dental Group, Ltd.,
Class B 218,000 120,802
#*Mongolian Mining Corp. 612,000 614,339
MTR Corp., Ltd. 78,585 282,806
*NagaCorp, Ltd. 864,423 455,887
Nameson Holdings, Ltd. 666,000 67,873
National Electronics Hldgs 30,800 1,491
*New Focus Auto Tech
Holdings, Ltd. 6,096,000 41,934
#*New World Development
Co., Ltd. 856,602 702,741
*<NewOcean Energy Holdings,
Ltd. 346,000 –
#*Nine Dragons Paper
Holdings, Ltd., Class A 1,217,000 669,738
#Nissin Foods Co., Ltd. 123,000 106,548

162
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
Oriental Watch Holdings,
Class B 376,000 $ 162,374
#Pacific Basin Shipping, Ltd. 2,989,000 864,335
#Pacific Textiles Holdings, Ltd. 678,000 126,963
*Paliburg Holdings, Ltd. 156,000 5,664
#PAX Global Technology, Ltd. 489,000 424,215
PCCW, Ltd. 2,806,954 2,013,140
*Peking University Resources
Holdings Co., Ltd., Class A 772,000 15,932
#Perfect Medical Health
Management, Ltd. 245,000 51,185
Pico Far East Holdings, Ltd. 534,000 174,145
Plover Bay Technologies, Ltd. 151,000 128,110
Pou Sheng International
Holdings, Ltd., Class A 1,798,000 114,522
Power Assets Holdings, Ltd. 186,000 1,224,994
*Powerwin Tech Group, Ltd. 128,000 45,493
PRADA SpA 126,600 691,865
Prinx Chengshan Holdings,
Ltd. 101,500 100,853
*Productive Technologies Co.,
Ltd. 1,238,000 33,592
Public Financial Holdings, Ltd. 128,000 22,176
*Regal Hotels International
Holdings, Ltd. 188,000 12,693
ΩRegina Miracle International
Holdings, Ltd. 170,000 39,631
#Sa Sa International Holdings,
Ltd., Class B 700,000 55,287
ΩSamsonite Group SA 851,100 1,741,231
Sands China, Ltd. 287,600 697,567
SAS Dragon Holdings, Ltd. 216,000 129,325
*Shandong Hi-Speed Holdings
Group, Ltd. 253,000 564,657
*Shanghai Industrial Urban
Development Group, Ltd.,
Class A 941,200 40,765
#Shangri-La Asia, Ltd. 855,166 495,669
*Shenwan Hongyuan HK, Ltd. 205,000 55,102
Shenzhen International
Holdings, Ltd. 1,020,909 1,022,209
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 43,000 10,134
*Shun Tak Holdings, Ltd.,
Registered 946,000 79,536
Sinofert Holdings, Ltd., Class A 2,106,000 380,958
*Sinohope Technology
Holdings, Ltd. 76,000 45,310
SITC International Holdings
Co., Ltd. 1,121,000 3,634,325
*SJM Holdings, Ltd. 918,376 365,011
*Smart Fish Wealthlink
Holdings, Ltd. 7,112,000 17,214
SmarTone
Telecommunications Holdings,
Ltd. 319,586 186,866
#*Solomon Systech
International, Ltd. 646,000 37,855
Shares Value
HONG KONG — (Continued)
*Soundwill Holdings, Ltd. 40,500 $ 31,884
*South China Holdings Co.,
Ltd. 1,160,000 5,172
*South Manganese
Investment, Ltd. 361,000 14,716
SSY Group, Ltd. 1,231,042 487,712
Stella International Holdings,
Ltd. 433,500 861,478
Sun Hung Kai Properties, Ltd. 139,588 1,662,609
SUNeVision Holdings, Ltd. 500,000 497,452
Swire Pacific, Ltd., Class A 157,000 1,421,000
Swire Pacific, Ltd., Class B 320,000 503,847
Swire Properties, Ltd. 132,400 355,878
Symphony Holdings, Ltd. 520,000 68,892
Tai Hing Group Holdings, Ltd. 220,000 26,624
Tai Sang Land Development,
Ltd. 20,710 5,382
TCL Electronics Holdings, Ltd.,
Class A 633,000 819,271
Techtronic Industries Co., Ltd.,
Class B 271,500 3,261,459
*Television Broadcasts, Ltd. 189,200 100,505
Ten Pao Group Holdings, Ltd. 252,000 62,920
Texhong International Group,
Ltd. 239,500 145,531
#*Theme International
Holdings, Ltd. 2,920,000 312,459
Tiande Chemical Holdings,
Ltd. 40,000 6,115
Time Interconnect Technology,
Ltd. 344,000 410,609
Tomson Group, Ltd. 321,242 131,771
*Tongda Group Holdings, Ltd. 3,960,000 59,022
ΩTopsports International
Holdings, Ltd. 1,640,000 662,267
Town Health International
Medical Group, Ltd. 1,368,000 47,924
Towngas Smart Energy Co.,
Ltd., Class F 405,587 206,668
Transport International
Holdings, Ltd. 207,818 238,263
#Truly International Holdings,
Ltd. 1,140,000 171,363
#United Energy Group, Ltd. 802,000 58,234
United Laboratories
International Holdings, Ltd.
(The) 966,500 1,819,729
*Unity Group Holdings
International, Ltd. 198,000 9,459
*<Untrade CW Group Hold 210,000 –
*<Untrade Huiyuan Juice 306,500 13,689
*<Untrade.Fuguiniao, Class H 53,000 –
*<Untrade.Gold Finance
Holding 62,000 –
*<Untrade.Tech Pro 2,780,000 –
Value Partners Group, Ltd. 907,000 247,259
Vedan International Holdings,
Ltd. 152,000 12,586

163
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
Vitasoy International Holdings,
Ltd. 474,000 $ 554,308
*Viva Goods Company, Ltd. 688,000 46,451
*Vobile Group, Ltd. 484,000 215,796
VSTECS Holdings, Ltd. 423,600 492,131
VTech Holdings, Ltd. 117,300 871,158
Wasion Holdings, Ltd., Class A 374,000 405,921
ΩWH Group, Ltd. 5,073,208 5,111,984
Wharf Real Estate Investment
Co., Ltd. 425,000 1,350,796
Wing Tai Properties, Ltd. 102,000 21,959
Wuling Motors Holdings, Ltd.,
Class A 210,000 12,841
Wynn Macau, Ltd., Class B 642,800 533,074
*Xingye Alloy Materials Group,
Ltd. 89,000 11,451
#Xinyi Glass Holdings, Ltd. 1,665,597 1,718,641
Yeebo International Holdings,
Ltd. 106,000 29,707
Yip's Chemical Holdings, Ltd. 96,000 20,545
Yue Yuen Industrial Holdings,
Ltd. 457,500 719,178
Yuexiu Transport
Infrastructure, Ltd., Class A 338,639 164,790
#*Zhaobangji Lifestyle
Holdings, Ltd. 440,000 6,558
Zhongyu Energy Holdings,
Ltd., Class A 288,666 141,943
TOTAL HONG KONG 176,322,228
HUNGARY — (0.1%)
*4iG Nyrt, Class A 20,975 110,154
Magyar Telekom
Telecommunications PLC 182,914 912,422
*MASTERPLAST Nyrt 1,030 8,524
MOL Hungarian Oil & Gas PLC 172,706 1,508,370
Opus Global Nyrt 106,523 175,088
OTP Bank Nyrt, Class A 35,088 2,863,545
Richter Gedeon Nyrt 27,412 825,766
TOTAL HUNGARY 6,403,869
INDIA — (5.3%)
360 ONE WAM, Ltd., Class A 30,886 371,166
Aarti Drugs, Ltd. 19,961 115,472
Aarti Industries, Ltd. 50,949 244,309
Aarti Pharmalabs, Ltd. 19,291 200,664
ABB India, Ltd. 6,072 381,931
ACC, Ltd., Class A 28,047 572,602
Action Construction
Equipment, Ltd. 13,202 170,679
*Adani Energy Solutions, Ltd. 23,936 220,892
Adani Enterprises, Ltd. 2,683 74,448
*Adani Green Energy, Ltd. 23,592 265,198
Adani Ports & Special
Economic Zone, Ltd. 100,917 1,581,862
*Adani Power, Ltd. 174,795 1,173,498
Adani Total Gas, Ltd. 27,919 192,535
ADF Foods, Ltd. 21,335 59,817
*Aditya Birla Fashion and
Retail, Ltd. 94,181 78,345
Shares Value
INDIA — (Continued)
*Aditya Birla Lifestyle Brands,
Ltd. 94,181 $ 154,283
Aditya Birla Real Estate, Ltd. 33,780 726,782
Advanced Enzyme
Technologies, Ltd., Class F 15,554 62,270
*Advent Hotels International
Pvt, Ltd. 20,767 74,131
Aegis Logistics, Ltd. 52,152 428,474
AGI Greenpac, Ltd. 16,467 180,989
Ahluwalia Contracts India, Ltd. 14,045 163,973
AIA Engineering, Ltd. 11,856 423,980
Ajanta Pharma, Ltd. 18,681 586,754
Ajmera Realty & Infra India,
Ltd. 2,317 23,726
Akzo Nobel India, Ltd. 3,717 160,028
Alembic Pharmaceuticals, Ltd. 22,017 245,785
Alembic, Ltd. 21,930 28,069
Alkem Laboratories, Ltd. 10,720 615,687
*Allcargo Gati, Ltd. 23,499 17,410
Allcargo Logistics, Ltd. 153,492 61,275
Allied Digital Services, Ltd. 8,120 14,703
Amara Raja Energy & Mobility,
Ltd., Class F 80,370 884,083
*Amber Enterprises India, Ltd. 4,460 405,453
Ambuja Cements, Ltd. 98,466 666,229
Amrutanjan Health Care, Ltd. 4,615 34,782
Anant Raj, Ltd. 63,530 409,470
Andhra Sugars, Ltd. (The) 42,805 37,992
Angel One, Ltd., Class A 44,454 1,319,887
Anup Engineering, Ltd. (The) 4,014 121,214
Anupam Rasayan India, Ltd. 2,355 30,470
Apar Industries, Ltd., Class A 15,786 1,605,203
Apcotex Industries, Ltd., Class
A 13,262 64,721
APL Apollo Tubes, Ltd. 96,528 1,764,416
Apollo Hospitals Enterprise,
Ltd., Class A 25,855 2,213,054
Apollo Tyres, Ltd. 204,728 1,050,999
Arvind Fashions, Ltd. 39,217 249,475
Arvind, Ltd. 150,395 542,614
Asahi India Glass, Ltd. 31,183 299,037
*Ashapura Minechem, Ltd. 8,071 51,089
Ashiana Housing, Ltd. 23,482 84,815
Ashok Leyland, Ltd. 1,436,688 1,985,315
*Ashoka Buildcon, Ltd., Class
A 123,467 283,739
*Asian Granito India, Ltd. 17,983 12,067
Asian Paints, Ltd., Class F 54,120 1,480,351
ΩAster DM Healthcare, Ltd. 78,610 542,829
Astra Microwave Products, Ltd. 23,981 262,700
Astral, Ltd. 25,616 409,745
AstraZeneca Pharma India,
Ltd. 851 89,240
Atul, Ltd. 6,558 496,274
ΩAU Small Finance Bank, Ltd. 85,998 727,950
AurionPro Solutions, Ltd.,
Class A 1,732 26,947
Aurobindo Pharma, Ltd., Class
A 139,282 1,812,282

164
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Automotive Axles, Ltd. 1,863 $ 39,955
Avadh Sugar & Energy, Ltd. 1,538 8,115
Avantel, Ltd. 9,228 13,425
Avanti Feeds, Ltd., Class A 18,226 141,711
Ω*Avenue Supermarts, Ltd. 5,836 284,303
Axis Bank, Ltd. 649,694 7,924,007
Axis Bank, Ltd., GDR 809 49,187
*AXISCADES Technologies,
Ltd. 2,136 32,318
Bajaj Auto, Ltd. 19,463 1,779,246
*Bajaj Consumer Care, Ltd. 33,002 84,081
Bajaj Finserv, Ltd. 87,283 1,940,978
*Bajaj Hindusthan Sugar, Ltd. 752,641 200,535
Balaji Amines, Ltd. 3,172 64,035
Balkrishna Industries, Ltd. 30,170 921,714
Balmer Lawrie & Co., Ltd. 51,234 123,033
Balrampur Chini Mills, Ltd. 241,371 1,617,567
Banco Products India, Ltd. 48,590 328,264
ΩBandhan Bank, Ltd. 521,046 999,756
Bank of Baroda, Class A 319,673 868,056
Bank of India, Class A 233,609 297,029
Bank of Maharashtra, Class A 484,468 310,152
Bannari Amman Sugars, Ltd.,
Class F 1,452 62,294
BASF India, Ltd. 5,965 340,064
Bata India, Ltd. 36,615 497,946
Bayer CropScience, Ltd. 3,536 255,213
BEML, Ltd. 9,982 451,327
Berger Paints India, Ltd.,
Class A 64,375 415,137
*BF Utilities, Ltd., Class R 9,426 80,612
Bhansali Engineering
Polymers, Ltd. 56,632 74,676
Bharat Bijlee, Ltd. 621 21,123
Bharat Dynamics, Ltd. 42,958 793,950
Bharat Electronics, Ltd. 2,731,078 11,943,960
Bharat Forge, Ltd. 102,330 1,365,704
Bharat Heavy Electricals, Ltd. 459,445 1,250,642
Bharat Petroleum Corp., Ltd. 144,266 542,323
Bharat Rasayan, Ltd. 333 42,063
*Bharat Wire Ropes, Ltd. 6,857 14,625
Bharti Airtel, Ltd. 344,640 7,531,436
Biocon, Ltd. 109,240 488,095
Birla Corp., Ltd. 14,070 217,076
Birlasoft, Ltd. 316,202 1,413,183
*Black Box, Ltd., Class A 7,238 42,049
Bliss GVS Pharma, Ltd., Class
A 27,113 54,576
Blue Dart Express, Ltd. 2,623 179,480
Blue Star, Ltd., Class A 32,436 643,582
*Bluspring Enterprises, Ltd. 7,190 7,188
Bombay Burmah Trading Co. 10,842 234,765
Bombay Dyeing &
Manufacturing Co., Ltd. 89,252 174,003
*Borosil Renewables, Ltd. 5,499 38,512
*Borosil Scientific, Ltd. 1,802 3,374
*Borosil, Ltd. 2,403 9,061
Bosch, Ltd. 700 322,716
Shares Value
INDIA — (Continued)
Brigade Enterprises, Ltd.,
Class A 42,939 $ 494,002
*Brightcom Group, Ltd. 675,704 104,751
Britannia Industries, Ltd.,
Class A 19,035 1,254,025
BSE, Ltd., Class A 85,344 2,364,920
*Camlin Fine Sciences, Ltd. 31,688 96,747
Campus Activewear, Ltd. 19,634 59,923
Canara Bank, Class A 939,001 1,149,649
*Capacit'e Infraprojects, Ltd. 42,713 149,522
Caplin Point Laboratories, Ltd.,
Class F 11,270 265,852
Carborundum Universal, Ltd. 43,530 462,438
Care Ratings, Ltd. 11,698 226,579
*Cartrade Tech, Ltd. 24,740 617,520
Castrol India, Ltd. 291,167 724,970
CCL Products India, Ltd. 51,609 502,458
CE Info Systems, Ltd. 1,806 37,151
Ceat, Ltd., Class A 14,568 551,014
Central Depository Services
India, Ltd., Class F 75,836 1,281,958
Century Enka, Ltd. 5,642 33,344
Century Plyboards India, Ltd. 22,626 188,940
Cera Sanitaryware, Ltd. 2,206 164,823
CESC, Ltd., Class A 171,938 332,713
CG Power & Industrial
Solutions, Ltd., Class A 201,078 1,518,895
*Chalet Hotels, Ltd. 2,291 23,796
Chambal Fertilisers and
Chemicals, Ltd. 146,673 862,135
Chennai Petroleum Corp., Ltd. 27,562 214,788
*Choice International, Ltd. 17,637 153,460
CIE Automotive India, Ltd. 58,234 267,342
*Cigniti Technologies, Ltd. 3,157 59,706
Cipla, Ltd. 198,335 3,519,817
City Union Bank, Ltd. 279,450 683,578
CMS Info Systems, Ltd., Class
A 144,372 755,327
Coal India, Ltd. 180,668 776,203
ΩCochin Shipyard, Ltd., Class
A 56,427 1,140,666
Coforge, Ltd. 168,520 3,363,138
*Cohance Lifesciences, Ltd. 41,700 475,296
Colgate-Palmolive India, Ltd.,
Class F 46,268 1,185,925
Computer Age Management
Services, Ltd. 40,995 1,748,771
Confidence Petroleum India,
Ltd. 110,796 65,796
Container Corp. of India, Ltd.,
Class A 103,328 682,022
Coromandel International, Ltd.,
Class A 72,888 2,239,424
Craftsman Automation, Ltd. 414 31,911
CRISIL, Ltd. 7,224 437,405
Crompton Greaves Consumer
Electricals, Ltd., Class H 274,293 1,011,392
*CSB Bank, Ltd., Class H 20,564 98,643
Cummins India, Ltd. 49,955 2,027,597

165
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Cyient, Ltd. 32,590 $ 448,528
Ω*D P Abhushan, Ltd. 995 18,878
Dabur India, Ltd. 58,601 353,885
Dalmia Bharat Sugar &
Industries, Ltd. 8,935 37,653
Dalmia Bharat, Ltd. 32,864 838,682
Datamatics Global Services,
Ltd., Class H 6,332 70,878
DB Corp., Ltd. 53,560 164,932
DCB Bank, Ltd. 132,533 203,598
DCM Shriram Industries, Ltd. 6,668 12,828
DCM Shriram, Ltd. 13,208 215,553
*DCW, Ltd. 77,422 67,878
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 37,088 676,908
Deepak Nitrite, Ltd., Class A 57,267 1,203,147
*Delhivery, Ltd. 184,508 895,698
*Dhanlaxmi Bank, Ltd. 201,308 62,048
Dhanuka Agritech, Ltd. 4,570 99,655
*Digitide Solutions, Ltd. 7,190 19,091
ΩDilip Buildcon, Ltd. 36,081 198,160
*Dish TV India, Ltd. 654,442 40,343
*Dishman Carbogen Amcis,
Ltd. 32,616 94,666
Divi's Laboratories, Ltd. 6,228 468,920
Dixon Technologies India, Ltd. 19,597 3,767,555
DLF, Ltd. 123,380 1,104,591
Dollar Industries, Ltd. 14,444 62,765
ΩDr. Lal PathLabs, Ltd. 14,354 516,309
Dr. Reddy's Laboratories, Ltd. 62,250 902,709
Dr. Reddy's Laboratories, Ltd.,
Sponsored ADR 227,751 3,238,619
*Dredging Corp. of India, Ltd. 2,783 21,222
Dwarikesh Sugar Industries,
Ltd. 90,308 43,773
Dynamatic Technologies, Ltd. 1,955 147,743
eClerx Services, Ltd. 10,628 457,059
Eicher Motors, Ltd. 34,665 2,164,021
*EID Parry India, Ltd. 38,148 537,172
EIH Associated Hotels 11,784 52,067
EIH, Ltd. 64,567 276,772
Elecon Engineering Co., Ltd.,
Class A 44,908 292,342
Electrosteel Castings, Ltd. 283,246 358,751
Elgi Equipments, Ltd. 42,594 276,354
Emami, Ltd. 104,685 717,808
*Embassy Developments, Ltd. 315,835 380,233
eMudhra, Ltd. 2,537 22,483
ΩEndurance Technologies,
Ltd. 14,945 435,339
Engineers India, Ltd. 180,818 441,297
Epigral, Ltd. 1,232 28,398
EPL, Ltd. 114,573 291,616
ΩEquitas Small Finance Bank,
Ltd., Class A 219,175 148,271
ΩEris Lifesciences, Ltd. 14,884 305,653
ESAB India, Ltd. 1,533 93,250
Escorts Kubota, Ltd. 29,909 1,146,938
*Eternal, Ltd. 341,115 1,198,592
Shares Value
INDIA — (Continued)
Everest Kanto Cylinder, Ltd. 17,320 $ 25,462
Exide Industries, Ltd., Class F 219,750 964,054
FDC, Ltd. 17,922 98,071
Federal Bank, Ltd. 1,261,147 2,914,357
FIEM Industries, Ltd. 4,304 94,517
Filatex India, Ltd. 105,104 66,447
Fine Organic Industries, Ltd. 2,898 175,431
Finolex Cables, Ltd. 35,653 359,567
Finolex Industries, Ltd. 146,070 343,936
Firstsource Solutions, Ltd. 266,982 1,041,427
Force Motors, Ltd. 4,650 899,437
Fortis Healthcare, Ltd., Class A 173,393 1,697,237
*FSN E-Commerce Ventures,
Ltd. 15,268 36,536
Gabriel India, Ltd. 54,318 643,175
GAIL India, Ltd. 1,254,006 2,543,550
Galaxy Surfactants, Ltd. 4,087 124,380
Ganesh Housing Corp., Ltd. 3,535 36,085
Garware Hi-Tech Films, Ltd. 4,167 164,523
Garware Technical Fibres, Ltd. 18,490 189,694
Gateway Distriparks, Ltd. 49,792 40,266
GE Vernova T&D India, Ltd. 25,313 787,951
*Genesys International Corp.,
Ltd. 568 3,893
Geojit Financial Services, Ltd.,
Class A 36,634 30,550
GHCL, Ltd. 55,559 378,517
Gillette India, Ltd., Class A 2,772 342,803
GlaxoSmithKline
Pharmaceuticals, Ltd. 14,421 520,645
Glenmark Pharmaceuticals,
Ltd. 78,623 1,915,431
*Global Health, Ltd. 42,502 636,181
Globus Spirits, Ltd. 12,770 186,764
GMM Pfaudler, Ltd. 7,964 127,553
*GMR Airports, Ltd. 659,903 678,444
*Go Fashion India, Ltd. 956 8,988
Godawari Power and Ispat,
Ltd. 133,564 296,086
Godfrey Phillips India, Ltd. 7,592 789,588
ΩGodrej Agrovet, Ltd. 7,982 77,197
Godrej Consumer Products,
Ltd. 62,770 902,152
*Godrej Industries, Ltd., Class
A 28,415 372,190
*Godrej Properties, Ltd., Class
A 26,480 635,680
Goldiam International, Ltd. 5,066 19,804
Goodyear India, Ltd. 3,596 40,275
Granules India, Ltd. 169,642 919,682
Graphite India, Ltd. 70,276 459,488
Grasim Industries, Ltd. 57,703 1,809,107
Gravita India, Ltd. 14,584 311,912
Great Eastern Shipping Co.,
Ltd. (The) 61,110 655,686
Greaves Cotton, Ltd., Class A 61,120 157,833
Greenlam Industries, Ltd. 34,650 92,805
Greenpanel Industries, Ltd. 27,966 93,812
Greenply Industries, Ltd. 31,249 115,009

166
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Grindwell Norton, Ltd., Class A 17,782 $ 312,692
Gujarat Alkalies & Chemicals,
Ltd. 20,537 136,353
Gujarat Ambuja Exports, Ltd. 64,160 80,758
Gujarat Fluorochemicals, Ltd. 16,192 664,325
Gujarat Gas, Ltd. 7,617 38,303
Gujarat Industries Power Co.,
Ltd. 29,568 67,795
Gujarat Mineral Development
Corp., Ltd. 12,912 58,046
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 82,080 506,729
Gujarat Pipavav Port, Ltd. 186,074 336,106
Gujarat State Petronet, Ltd. 160,214 576,577
Gulf Oil Lubricants India, Ltd. 2,148 29,641
Happiest Minds Technologies,
Ltd. 5,781 40,065
Hatsun Agro Product, Ltd. 24,932 260,651
Havells India, Ltd. 39,660 679,391
HBL Engineering, Ltd. 67,882 455,033
HCL Technologies, Ltd. 202,213 3,388,501
ΩHDFC Asset Management
Co., Ltd., Class A 32,601 2,102,720
HDFC Bank, Ltd. 335,686 7,733,917
HDFC Bank, Ltd., Sponsored
ADR 49,666 3,812,859
ΩHDFC Life Insurance Co.,
Ltd. 40,846 352,278
*HealthCare Global
Enterprises, Ltd. 17,242 122,438
HEG, Ltd. 78,763 515,294
HeidelbergCement India, Ltd.,
Class A 12,106 29,422
Heritage Foods, Ltd. 27,686 151,738
Hero MotoCorp, Ltd., Class A 59,531 2,895,518
*Heubach Colorants India, Ltd. 1,085 7,311
HFCL, Ltd. 672,495 580,150
HG Infra Engineering, Ltd.,
Class A 10,441 123,780
Himadri Speciality Chemical,
Ltd. 158,794 857,518
Himatsingka Seide, Ltd. 16,128 25,662
Hindalco Industries, Ltd., Class
H 719,671 5,611,624
Hindustan Aeronautics, Ltd. 42,223 2,185,361
*Hindustan Construction Co.,
Ltd. 100,683 29,906
Hindustan Copper, Ltd. 201,213 558,971
*Hindustan Oil Exploration
Co., Ltd. 21,624 41,054
Hindustan Petroleum Corp.,
Ltd. 210,435 1,005,226
Hindustan Unilever, Ltd. 58,901 1,695,243
Hindware Home Innovation,
Ltd., Class H 13,719 41,518
Hitachi Energy India, Ltd.,
Class A 982 225,269
HI-Tech Pipes, Ltd., Class A 8,736 8,989
*HLV, Ltd. 69,635 10,422
Shares Value
INDIA — (Continued)
Honda India Power Products,
Ltd. 1,550 $ 51,007
Huhtamaki India, Ltd. 6,706 16,859
ICICI Bank, Ltd. 137,613 2,327,201
ICICI Bank, Ltd., Sponsored
ADR 424,691 14,312,087
ΩICICI Lombard General
Insurance Co., Ltd. 31,648 696,194
ΩICICI Prudential Life
Insurance Co., Ltd. 26,211 184,302
ICRA, Ltd. 1,189 89,964
IDFC First Bank, Ltd. 4,036,447 3,168,380
*IFB Industries, Ltd., Class A 5,171 77,950
Igarashi Motors India, Ltd. 4,877 31,924
IIFL Capital Services, Ltd. 85,966 311,827
*India Cements, Ltd. (The) 50,731 213,757
*India Glycols, Ltd. 10,965 214,321
India Nippon Electricals, Ltd. 1,436 12,491
ΩIndiaMart InterMesh, Ltd. 7,524 222,391
Indian Bank 107,028 759,592
ΩIndian Energy Exchange,
Ltd. 210,224 324,700
Indian Hotels Co., Ltd. (The) 213,142 1,802,365
Indian Oil Corp., Ltd. 293,187 487,380
Indian Railway Catering &
Tourism Corp., Ltd. 58,200 482,383
Indigo Paints, Ltd. 9,290 127,262
Indo Count Industries, Ltd. 46,997 145,580
Indoco Remedies, Ltd. 7,169 26,013
Indraprastha Gas, Ltd. 127,090 297,491
*Indus Towers, Ltd. 513,731 2,128,847
*IndusInd Bank, Ltd., Class H 86,021 784,511
*Infibeam Avenues, Ltd. 154,819 16,366
Infibeam Avenues, Ltd. 616,969 110,366
Info Edge India, Ltd. 67,630 1,074,915
Infosys, Ltd. 501,781 8,643,817
#Infosys, Ltd., Sponsored ADR 183,080 3,061,098
Ingersoll Rand India, Ltd.,
Class A 3,935 173,565
*Inox Green Energy Services,
Ltd. 25,710 48,448
*Inox Wind, Ltd. 221,220 380,676
Insecticides India, Ltd., Class
A 3,549 43,446
Intellect Design Arena, Ltd. 44,584 520,459
Ω*InterGlobe Aviation, Ltd. 32,550 2,196,227
IOL Chemicals and
Pharmaceuticals, Ltd. 149,660 176,246
ION Exchange India, Ltd. 25,874 137,406
Ipca Laboratories, Ltd. 59,759 1,005,480
IRB Infrastructure Developers,
Ltd. 399,313 205,449
ΩIRCON International, Ltd.,
Class A 272,735 552,203
ISGEC Heavy Engineering,
Ltd. 5,023 62,570
*ITC Hotels, Ltd. 52,767 138,817
ITC, Ltd., Class A 539,403 2,536,647
ITD Cementation India, Ltd. 85,788 761,624

167
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
J Kumar Infraprojects, Ltd.,
Class A 28,069 $ 225,661
Jai Corp., Ltd. 10,801 13,700
*Jain Irrigation Systems, Ltd. 296,877 173,520
*Jaiprakash Power Ventures,
Ltd. 1,357,980 325,548
Jammu & Kashmir Bank, Ltd.
(The), Class A 412,426 490,210
Jamna Auto Industries, Ltd.,
Class A 85,661 89,701
JB Chemicals &
Pharmaceuticals, Ltd. 30,928 624,677
JBM Auto, Ltd. 24,206 176,463
Jindal Drilling & Industries, Ltd. 8,523 62,907
Jindal Saw, Ltd. 285,526 685,891
Jindal Stainless, Ltd. 266,993 2,115,554
Jindal Steel & Power, Ltd.,
Class A 157,773 1,738,049
*JITF Infralogistics, Ltd., Class
A 6,858 27,471
JK Cement, Ltd. 23,434 1,781,384
JK Lakshmi Cement, Ltd. 35,293 391,351
JK Paper, Ltd. 116,372 476,654
JK Tyre & Industries, Ltd.,
Class A 109,696 419,568
JSW Energy, Ltd. 170,604 1,003,092
JSW Steel, Ltd. 389,093 4,656,302
JTEKT India, Ltd. 35,401 52,124
Jubilant Foodworks, Ltd. 179,810 1,345,515
Jubilant Ingrevia, Ltd. 36,434 325,540
Jubilant Pharmova, Ltd., Class
A 7,831 106,748
Jupiter Wagons, Ltd., Class A 13,490 52,606
Jyothy Labs, Ltd. 80,995 307,342
*Jyoti Structures, Ltd. 470,534 90,455
Kajaria Ceramics, Ltd. 35,989 483,558
Kalpataru Projects
International, Ltd. 48,092 629,926
Kalyan Jewellers India, Ltd. 79,937 542,685
Kalyani Steels, Ltd. 16,839 171,093
Kansai Nerolac Paints, Ltd. 10,021 28,016
Karnataka Bank, Ltd. (The) 179,984 371,191
Karur Vysya Bank, Ltd. (The) 371,958 1,119,287
Kaveri Seed Co., Ltd. 12,783 161,964
KCP, Ltd. (The) 32,972 76,409
KDDL, Ltd., Class A 376 11,584
KEC International, Ltd., Class
A 85,968 845,462
KEI Industries, Ltd. 64,721 2,840,228
*Kellton Tech Solutions, Ltd. 34,725 11,290
Kennametal India, Ltd. 2,656 65,664
*Kesoram Industries, Ltd. 4,855 299
Kfin Technologies, Ltd. 10,841 134,017
*Kiri Industries, Ltd. 25,566 159,965
Kirloskar Brothers, Ltd. 13,299 299,217
Kirloskar Ferrous Industries,
Ltd. 16,771 116,528
Kirloskar Oil Engines, Ltd. 39,001 402,571
Kirloskar Pneumatic Co., Ltd. 3,094 46,591
Shares Value
INDIA — (Continued)
Kitex Garments, Ltd. 25,254 $ 65,529
KNR Constructions, Ltd. 94,204 230,083
Kolte-Patil Developers, Ltd. 19,142 90,696
Kopran, Ltd. 6,984 12,845
Kotak Mahindra Bank, Ltd.,
Class A 91,561 2,068,096
ΩKPI Green Energy, Ltd. 44,840 262,466
KPIT Technologies, Ltd. 155,164 2,172,327
KPR Mill, Ltd. 50,523 657,500
KRBL, Ltd. 27,868 122,370
Ω*Krishna Institute of Medical
Sciences, Ltd. 2,195 18,823
Krsnaa Diagnostics, Ltd.,
Class F 3,731 36,689
KSB, Ltd. 38,325 366,893
ΩL&T Technology Services,
Ltd., Class A 7,193 353,759
LA Opala RG, Ltd. 13,388 42,197
Larsen & Toubro, Ltd. 118,001 4,898,593
ΩLaurus Labs, Ltd. 162,155 1,618,519
Laxmi Organic Industries, Ltd.,
Class A 35,258 82,157
Ω*Lemon Tree Hotels, Ltd. 131,117 224,204
LG Balakrishnan & Bros, Ltd. 14,194 204,131
Linde India, Ltd. 2,120 159,087
*Lloyds Engineering Works,
Ltd. 45,954 27,693
Lloyds Engineering Works, Ltd. 173,607 142,455
LMW, Ltd. 828 142,813
ΩLodha Developers, Ltd. 1,828 25,701
LT Foods, Ltd. 85,935 477,211
Lumax Auto Technologies, Ltd. 12,420 156,230
Lumax Industries, Ltd. 344 15,313
Lupin, Ltd., Class A 104,052 2,291,433
LUX Industries, Ltd., Class A 1,156 18,198
Mahanagar Gas, Ltd. 18,240 282,786
Maharashtra Seamless, Ltd. 35,486 283,872
Mahindra & Mahindra, Ltd. 342,080 12,508,357
Mahindra & Mahindra, Ltd.,
GDR 1,668 60,215
*Mahindra Holidays & Resorts
India, Ltd. 35,467 144,320
Mahindra Lifespace
Developers, Ltd. 43,260 183,981
*Man Industries India, Ltd. 19,821 101,256
Man Infraconstruction, Ltd. 65,474 130,337
Mangalam Cement, Ltd., Class
A 8,373 67,860
Mangalore Refinery &
Petrochemicals, Ltd., Class A 43,224 62,227
Manorama Industries, Ltd. 1,526 26,509
Marico, Ltd. 233,299 1,890,388
Marksans Pharma, Ltd., Class
A 117,206 304,325
Maruti Suzuki India, Ltd. 8,309 1,195,906
Mastek, Ltd., Class R 7,905 218,085
ΩMatrimony.com, Ltd. 937 5,684
*Max Estates, Ltd. 6,426 35,527
*Max Financial Services, Ltd. 17,474 299,496

168
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Max Healthcare Institute, Ltd. 78,730 $ 1,119,851
Mayur Uniquoters, Ltd. 7,570 47,801
Mazagon Dock Shipbuilders,
Ltd. 10,928 345,709
*Medplus Health Services, Ltd. 15,666 166,418
*Meghmani Organics, Ltd.,
Class A 15,054 17,041
Ω*Metropolis Healthcare, Ltd. 17,421 396,811
Minda Corp., Ltd. 45,719 260,592
ΩMishra Dhatu Nigam, Ltd. 16,806 75,810
MM Forgings, Ltd. 5,878 23,066
MOIL, Ltd. 68,037 266,210
Monte Carlo Fashions, Ltd.,
Class A 8,944 59,367
*Morepen Laboratories, Ltd. 287,683 191,956
Motherson Sumi Wiring India,
Ltd. 677,734 287,035
Mphasis, Ltd. 41,356 1,317,274
MPS, Ltd. 622 16,744
MRF, Ltd. 835 1,409,273
Mrs Bectors Food Specialities,
Ltd. 11,874 204,857
MSTC, Ltd. 14,618 79,774
Narayana Hrudayalaya, Ltd.,
Class A 36,260 792,764
Natco Pharma, Ltd. 57,438 625,139
National Aluminium Co., Ltd.,
Class A 866,323 1,830,183
National Fertilizers, Ltd. 97,485 108,715
Nava, Ltd. 53,326 383,240
Ω*Navkar Corp., Ltd. 17,493 26,362
Navneet Education, Ltd. 48,370 82,225
*Nazara Technologies, Ltd. 19,500 300,830
NBCC India, Ltd., Class A 104,198 128,679
NCC, Ltd. 373,358 927,910
NCL Industries, Ltd. 18,393 46,107
NELCO, Ltd. 4,568 42,979
NESCO, Ltd. 11,555 181,849
Nestle India, Ltd. 67,130 1,722,491
Netweb Technologies India,
Ltd. 3,150 73,052
Neuland Laboratories, Ltd.,
Class A 2,629 398,587
Newgen Software
Technologies, Ltd., Class A 25,954 251,514
NHPC, Ltd. 585,691 556,615
NIIT, Ltd. 89,896 118,642
Nilkamal, Ltd. 2,668 51,351
ΩNippon Life India Asset
Management, Ltd. 64,782 600,758
NLC India, Ltd. 76,475 211,488
*NMDC Steel, Ltd. 274,958 114,787
NMDC, Ltd., Class H 1,334,193 1,078,183
NOCIL, Ltd. 48,009 101,736
Novartis India, Ltd. 4,345 48,401
NRB Bearings, Ltd., Class A 27,715 91,435
NTPC, Ltd. 452,526 1,726,701
Nucleus Software Exports, Ltd. 3,075 37,936
Oberoi Realty, Ltd. 67,289 1,252,162
Shares Value
INDIA — (Continued)
Oil & Natural Gas Corp., Ltd. 255,909 $ 704,052
Oil India, Ltd. 124,054 623,111
*One 97 Communications, Ltd. 69,963 870,037
*Onesource Specialty Pharma,
Ltd., Class H 19,386 436,855
Oracle Financial Services
Software, Ltd. 8,946 865,507
*Orchid Pharma, Ltd., Class A 2,118 17,902
Orient Cement, Ltd. 42,923 121,166
*Orient Green Power Co., Ltd.,
Class A 138,435 22,188
Oriental Hotels, Ltd. 9,810 16,105
Page Industries, Ltd. 2,402 1,338,257
Panama Petrochem, Ltd.,
Class A 13,480 55,367
ΩParag Milk Foods, Ltd. 22,437 62,994
Patanjali Foods, Ltd. 9,738 208,292
*Patel Engineering, Ltd. 394,043 167,246
*PB Fintech, Ltd. 14,981 309,902
*PC Jeweller, Ltd. 1,880,686 335,995
PCBL CHEMICAL, Ltd. 115,528 519,620
Pearl Global Industries, Ltd. 1,400 23,770
*Peninsula Land, Ltd. 86,534 35,552
*Pennar Industries, Ltd., Class
H 14,304 39,172
Persistent Systems, Ltd. 47,797 2,815,753
Petronet LNG, Ltd. 494,322 1,626,320
PG Electroplast, Ltd. 52,601 487,377
Phoenix Mills, Ltd. (The) 67,540 1,144,187
PI Industries, Ltd., Class H 23,628 1,146,595
Pidilite Industries, Ltd., Class A 20,076 657,705
Piramal Pharma, Ltd. 251,486 565,651
Pitti Engineering, Ltd. 8,268 89,080
PNC Infratech, Ltd., Class A 52,987 189,510
Poly Medicure, Ltd. 4,471 98,904
Polycab India, Ltd. 17,452 1,358,925
Polyplex Corp., Ltd., Class G 7,787 99,730
Power Grid Corp. of India, Ltd. 514,879 1,710,410
Power Mech Projects, Ltd. 8,940 318,987
Praj Industries, Ltd. 100,163 534,039
Prakash Industries, Ltd. 98,167 197,951
ΩPrataap Snacks, Ltd., Class
F 4,820 53,488
Precision Wires India, Ltd. 27,191 55,488
Prestige Estates Projects, Ltd. 108,891 2,021,846
*Pricol, Ltd., Class R 72,888 360,118
Prince Pipes & Fittings, Ltd. 17,117 65,860
*Prism Johnson, Ltd. 45,016 78,743
Privi Speciality Chemicals, Ltd. 2,174 63,407
Procter & Gamble Health, Ltd. 3,281 220,815
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 1,186 185,877
Punjab National Bank 482,128 579,993
*Puravankara, Ltd. 18,870 62,438
*PVR Inox, Ltd., Class A 12,080 137,874
ΩQuess Corp., Ltd. 7,190 24,180
Radico Khaitan, Ltd. 34,668 1,082,203
Rail Vikas Nigam, Ltd. 53,040 210,801
Railtel Corp. of India, Ltd. 52,682 221,045

169
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Rain Industries, Ltd. 129,892 $ 232,815
Rallis India, Ltd. 32,411 139,284
*Rama Steel Tubes, Ltd. 259,252 32,437
Ramco Cements, Ltd. (The) 57,589 773,913
Ramkrishna Forgings, Ltd. 82,598 549,294
*Ramky Infrastructure, Ltd. 9,222 61,812
Rane Holdings, Ltd. 2,928 50,850
Rashtriya Chemicals &
Fertilizers, Ltd. 136,236 236,970
*Rategain Travel
Technologies, Ltd. 930 4,655
Ratnamani Metals & Tubes,
Ltd. 8,817 266,597
*RattanIndia Power, Ltd. 1,727,865 251,885
*Raymond Lifestyle, Ltd. 38,568 505,618
*Raymond Realty, Ltd. 48,210 379,521
*Raymond, Ltd., Class A 48,210 367,964
ΩRBL Bank, Ltd. 694,449 2,115,325
Redington, Ltd. 891,446 2,546,153
Redtape, Ltd. 6,136 9,028
*Refex Industries, Ltd. 5,738 28,360
Reliance Industrial
Infrastructure, Ltd. 5,705 56,556
Reliance Industries, Ltd. 670,061 10,633,928
ΩReliance Industries, Ltd.,
Class A, GDR 21,231 1,337,553
*Reliance Infrastructure, Ltd. 69,878 261,727
Reliance Power, Ltd. 2,470,090 1,486,869
*Religare Enterprises, Ltd.,
Class A 47,289 145,545
Rico Auto Industries, Ltd. 64,014 52,060
RITES, Ltd. 45,132 132,281
Route Mobile, Ltd. 926 9,538
*RPSG Ventures, Ltd. 2,132 24,311
Safari Industries India, Ltd. 2,883 69,055
*Sagar Cements, Ltd., Class F 15,512 43,149
Ω*Salasar Techno
Engineering, Ltd. 286,134 23,355
Samvardhana Motherson
International, Ltd. 1,369,423 1,519,049
Sandhar Technologies, Ltd. 3,283 18,298
Sangam India, Ltd., Class A 3,209 15,877
Sanghvi Movers, Ltd., Class A 18,034 55,832
Sanofi Consumer Healthcare
India, Ltd. 3,912 219,182
Sanofi India, Ltd., Class A 3,912 260,134
ΩSansera Engineering, Ltd. 2,881 43,913
*Sapphire Foods India, Ltd. 60,343 218,092
Sarda Energy & Minerals, Ltd. 58,760 300,177
Saregama India, Ltd. 16,294 89,897
Sasken Technologies, Ltd. 3,582 60,690
Savita Oil Technologies, Ltd. 12,300 56,313
SBI Cards & Payment
Services, Ltd. 61,699 568,681
ΩSBI Life Insurance Co., Ltd. 60,749 1,276,510
Schaeffler India, Ltd. 11,105 522,513
*Schneider Electric
Infrastructure, Ltd. 29,637 339,308
Senco Gold, Ltd. 51,616 184,312
Shares Value
INDIA — (Continued)
SEPC, Ltd. 328,442 $ 43,943
*SEPC, Ltd. 72,257 4,512
Seshasayee Paper & Boards,
Ltd. 8,475 26,228
ΩSH Kelkar & Co., Ltd., Class
A 20,439 60,025
Shaily Engineering Plastics,
Ltd. 3,318 60,085
Shakti Pumps India, Ltd. 32,736 333,157
Shalby, Ltd. 11,732 28,077
Shankara Building Products,
Ltd. 4,888 64,862
Sharda Cropchem, Ltd. 13,188 171,258
Sharda Motor Industries, Ltd. 13,192 158,306
*Shilpa Medicare, Ltd. 23,058 233,808
Shipping Corp. of India, Ltd. 164,170 404,659
Shivalik Bimetal Controls, Ltd. 3,581 21,707
*Shoppers Stop, Ltd. 15,065 89,359
Shree Cement, Ltd., Class A 2,189 769,909
Shriram Pistons & Rings, Ltd. 5,274 144,555
*Shriram Properties, Ltd. 7,700 7,952
*Siemens Energy India, Ltd. 7,037 260,108
Siemens, Ltd., Class A 7,037 243,680
*SIS, Ltd., Class R 19,205 84,714
Siyaram Silk Mills, Ltd. 11,799 84,729
SJS Enterprises, Ltd. 3,580 50,153
SKF India, Ltd. 10,407 582,206
Skipper, Ltd. 24,244 134,409
Sobha, Ltd. 18,481 337,494
Solar Industries India, Ltd. 9,488 1,540,197
Somany Ceramics, Ltd., Class
F 6,356 39,185
ΩSona Blw Precision Forgings,
Ltd. 53,636 275,256
Sonata Software, Ltd. 105,544 472,244
South Indian Bank, Ltd. (The) 1,998,206 677,712
SRF, Ltd. 96,925 3,364,540
*Star Cement, Ltd. 63,523 173,501
*Star Health & Allied Insurance
Co., Ltd. 2,484 12,609
State Bank of India, Class A 229,528 2,087,136
State Bank of India, Class A,
GDR 6,235 571,750
Steel Authority of India, Ltd.,
Class A 502,535 712,508
*Sterlite Technologies, Ltd. 30,369 41,571
*STL Networks, Ltd., Class A 30,369 8,965
Strides Pharma Science, Ltd. 38,772 386,885
*Stylam Industries, Ltd. 719 14,345
*Subex, Ltd. 337,392 50,378
Subros, Ltd. 15,233 148,698
Sudarshan Chemical
Industries, Ltd., Class A 13,830 226,667
Sumitomo Chemical India, Ltd. 12,651 93,685
Sun Pharmaceutical Industries,
Ltd. 154,710 3,014,239
Sun TV Network, Ltd. 53,803 345,701
Sundaram-Clayton, Ltd. 2,010 44,778
Sundram Fasteners, Ltd. 38,565 433,642

170
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Sunteck Realty, Ltd., Class A 38,289 $ 171,735
Suprajit Engineering, Ltd. 31,451 164,725
Supreme Industries, Ltd. 23,611 1,160,864
Supreme Petrochem, Ltd. 25,876 232,237
Supriya Lifescience, Ltd. 12,287 92,750
Surya Roshni, Ltd. 50,195 189,409
*Suzlon Energy, Ltd. 2,523,148 1,774,294
Swaraj Engines, Ltd. 3,098 148,338
Symphony, Ltd. 2,360 30,037
ΩSyngene International, Ltd. 111,573 909,409
TAJGVK Hotels & Resorts,
Ltd. 3,871 18,182
Tamil Nadu Newsprint &
Papers, Ltd. 7,444 13,642
Tanla Platforms, Ltd. 50,810 363,767
*TARC, Ltd., Class A 42,378 89,411
Tata Chemicals, Ltd. 116,251 1,303,928
Tata Communications, Ltd. 28,022 551,715
Tata Consultancy Services,
Ltd. 117,744 4,081,850
Tata Consumer Products, Ltd. 114,149 1,398,475
Tata Elxsi, Ltd. 11,561 804,200
Tata Motors, Ltd. 801,052 6,089,820
Tata Power Co., Ltd. (The) 307,543 1,396,427
Tata Steel, Ltd. 4,623,427 8,336,010
TCI Express, Ltd. 2,486 19,952
TD Power Systems, Ltd. 84,047 489,418
Tech Mahindra, Ltd. 184,125 3,076,571
Techno Electric & Engineering
Co., Ltd. 23,038 382,999
Texmaco Rail & Engineering,
Ltd. 195,777 328,870
Thanga Mayil Jewellery, Ltd. 370 7,985
Thermax, Ltd. 7,625 342,991
*Thirumalai Chemicals, Ltd. 7,320 24,985
Thomas Cook India, Ltd.,
Class R 92,240 178,312
Tilaknagar Industries, Ltd. 68,972 387,540
Time Technoplast, Ltd. 117,403 626,493
Timken India, Ltd. 6,851 259,567
Tips Music, Ltd., Class F 9,618 64,631
Titagarh Rail System, Ltd. 38,717 380,170
Titan Co., Ltd., Class A 73,166 2,795,800
Torrent Pharmaceuticals, Ltd. 25,126 1,073,291
Torrent Power, Ltd. 50,970 762,233
TransIndia Real Estate, Ltd.,
Class H 38,373 14,517
Transport Corp. of India, Ltd.,
Class H 18,521 248,007
Trent, Ltd. 42,664 2,443,961
Trident, Ltd. 645,663 221,047
Triveni Engineering &
Industries, Ltd., Class A 38,758 152,136
Triveni Turbine, Ltd. 83,693 572,579
TTK Prestige, Ltd. 11,202 80,563
Tube Investments of India, Ltd. 59,617 1,933,293
TVS Holdings, Ltd. 2,147 282,447
TVS Motor Co., Ltd. 89,520 2,863,250
TVS Srichakra, Ltd. 2,064 71,233
Shares Value
INDIA — (Continued)
Uflex, Ltd. 19,544 $ 131,980
ΩUjjivan Small Finance Bank,
Ltd. 386,593 195,373
UltraTech Cement, Ltd. 27,023 3,778,647
*Unichem Laboratories, Ltd. 10,202 72,609
Union Bank of India, Ltd. 549,120 820,934
United Breweries, Ltd. 9,681 215,018
United Spirits, Ltd. 53,019 811,154
UNO Minda, Ltd. 66,718 793,163
UPL, Ltd. 32,387 190,702
UPL, Ltd. 251,261 2,018,722
Usha Martin, Ltd. 111,370 480,131
*V2 Retail, Ltd. 5,388 114,281
VA Tech Wabag, Ltd. 24,528 444,002
Vadilal Industries, Ltd. 291 17,405
Vaibhav Global, Ltd. 18,881 49,083
*Valor Estate, Ltd. 207,667 439,284
Vardhman Textiles, Ltd. 61,130 304,887
ΩVarroc Engineering, Ltd. 19,585 120,049
Varun Beverages, Ltd. 371,790 2,218,039
*Vascon Engineers, Ltd.,
Class A 117,538 72,349
Vedanta, Ltd. 541,047 2,628,995
Veedol Corporation, Ltd. 3,518 66,727
Vesuvius India, Ltd. 49,190 289,585
V-Guard Industries, Ltd. 74,966 326,954
Vijaya Diagnostic Centre, Ltd. 7,656 93,958
Vimta Labs, Ltd. 14,358 113,661
Vinati Organics, Ltd. 8,159 170,466
Vindhya Telelinks, Ltd. 3,334 60,633
*VL E-Governance & IT
Solutions, Ltd. 18,368 9,341
*Vodafone Idea, Ltd. 2,531,501 199,691
Voltamp Transformers, Ltd. 5,346 539,246
Voltas, Ltd. 35,059 531,376
VRL Logistics, Ltd. 15,519 109,999
VST Industries, Ltd. 21,736 70,072
VST Tillers Tractors, Ltd. 1,815 94,684
*Walchandnagar Industries,
Ltd. 1,088 2,471
*Websol Energy System, Ltd. 6,837 104,266
Welspun Corp., Ltd. 68,633 729,354
Welspun Enterprises, Ltd. 44,942 252,469
Welspun Living, Ltd., Class A 162,800 234,316
West Coast Paper Mills, Ltd.,
Class A 21,076 127,913
Westlife Foodworld, Ltd. 20,843 173,159
Whirlpool of India, Ltd. 1,656 25,230
Wipro, Ltd. 255,440 724,049
Wipro, Ltd., Sponsored ADR 54,604 148,523
*Wockhardt, Ltd., Class A 81,770 1,556,546
Wonderla Holidays, Ltd. 9,871 71,622
*Yes Bank, Ltd. 6,829,842 1,475,142
Zee Entertainment Enterprises,
Ltd. 404,271 545,451
*Zee Media Corp., Ltd. 276,233 41,909
Zensar Technologies, Ltd. 66,700 613,824
Zydus Lifesciences, Ltd. 105,843 1,171,781

171
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Zydus Wellness, Ltd. 3,807 $ 88,184
TOTAL INDIA 482,820,568
INDONESIA — (0.4%)
ABM Investama TBK PT 200,200 35,770
*Adhi Karya Persero TBK PT 1,582,200 23,269
Adi Sarana Armada TBK PT 1,301,000 67,205
AKR Corporindo TBK PT 6,291,900 512,376
*Alam Sutera Realty TBK PT 6,898,100 65,397
Alamtri Minerals Indonesia
TBK PT 4,185,800 282,360
Allo Bank Indonesia TBK PT 380,100 30,145
*Amman Mineral Internasional
PT 1,078,800 550,709
Aneka Tambang TBK, Class H 4,375,320 757,804
*<Armidian Karyatama TBK PT 230,900 –
Arwana Citramulia TBK PT 1,742,000 61,931
Aspirasi Hidup Indonesia TBK
PT, Class A 3,617,600 103,329
Astra Agro Lestari TBK PT 346,688 143,268
Astra International TBK PT 4,593,500 1,423,692
Astra Otoparts TBK PT 490,800 64,128
Avia Avian TBK PT, Class H 4,498,500 124,662
*Bank Aladin Syariah TBK PT 406,500 19,763
Bank Amar Indonesia TBK PT 2,783,100 34,842
Bank BTPN Syariah TBK PT 2,085,600 178,711
*Bank Capital Indonesia TBK
PT 633,700 5,006
Bank Central Asia TBK PT 5,978,600 3,006,558
*Bank China Construction
Bank Indonesia TBK PT 1,768,600 7,201
*Bank Jago TBK PT 670,400 76,186
Bank Mandiri Persero TBK PT 10,001,036 2,741,092
*Bank Mayapada International
TBK PT 196,578 2,198
Bank Maybank Indonesia TBK
PT 4,532,400 56,741
*Bank Nationalnobu TBK PT 576,000 18,202
Bank Negara Indonesia
Persero TBK PT 3,188,940 777,129
*Bank Neo Commerce TBK PT 5,200,600 76,484
Bank OCBC Nisp TBK PT 2,258,500 182,547
Bank Pan Indonesia TBK PT 1,790,900 121,897
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 1,639,681 78,222
Bank Pembangunan Daerah
Jawa Timur TBK PT 2,682,400 82,322
Bank Rakyat Indonesia
Persero TBK PT 8,705,793 1,962,838
Bank Syariah Indonesia TBK
PT 4,174,037 692,502
Bank Tabungan Negara
Persero TBK PT 3,896,185 264,008
*Barito Pacific TBK PT 6,897,029 1,102,351
Barito Renewables Energy
TBK PT 219,900 104,571
*Bintang Oto Global TBK PT 247,300 8,642
BISI International TBK PT 718,200 40,373
Blue Bird TBK PT 430,800 51,052
Shares Value
INDONESIA — (Continued)
*Buana Lintas Lautan TBK PT 9,367,200 $ 76,850
Bukit Asam TBK PT 2,461,600 362,022
*Buma Internasional Grup
TBK PT 2,215,100 49,000
*Bumi Resources Minerals
TBK PT 29,196,800 762,967
*Bumi Resources TBK PT 37,987,900 256,254
*Bumi Serpong Damai TBK
PT, Class F 3,094,700 148,576
*Capital Financial Indonesia
TBK PT 476,000 29,940
*Cemindo Gemilang PT 1,130,200 55,634
Chandra Asri Pacific TBK PT 119,500 67,357
Charoen Pokphand Indonesia
TBK PT 1,462,400 438,142
ΩCikarang Listrindo TBK PT 720,300 30,204
Ciputra Development TBK PT,
Class A 6,820,572 381,339
Cisarua Mountain Dairy PT
TBK, Class A 389,900 118,238
*Citra Marga Nusaphala
Persada TBK PT 775,750 61,758
Dayamitra Telekomunikasi PT 5,212,600 183,732
Dharma Satya Nusantara TBK
PT, Class A 2,667,800 222,925
*Dian Swastatika Sentosa
TBK PT 50,400 198,476
Elang Mahkota Teknologi TBK
PT 7,156,400 271,817
Elnusa TBK PT 1,801,900 53,438
*Energi Mega Persada TBK PT 4,386,200 157,269
Erajaya Swasembada TBK PT 6,013,000 177,594
ESSA Industries Indonesia
TBK PT 4,764,400 182,411
Gajah Tunggal TBK PT 1,261,600 80,503
Garudafood Putra Putri Jaya
TBK PT 5,336,700 118,053
Golden Energy Mines TBK PT 50,300 27,970
Gudang Garam TBK PT, Class
A 326,400 175,052
*Harum Energy TBK PT 1,959,800 94,089
Hexindo Adiperkasa TBK PT,
Class A 103,600 33,841
*Hillcon TBK PT 21,900 293
*Impack Pratama Industri TBK
PT 3,333,000 100,871
Indah Kiat Pulp & Paper TBK
PT 1,464,300 605,119
Indika Energy TBK PT 1,356,100 110,433
Indo Tambangraya Megah
TBK PT 376,000 525,554
Indocement Tunggal Prakarsa
TBK PT 646,300 206,203
Indofood CBP Sukses Makmur
TBK PT 226,600 134,955
Indofood Sukses Makmur TBK
PT 2,536,500 1,314,109
Indomobil Sukses
Internasional TBK PT, Class F 850,200 53,735

172
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDONESIA — (Continued)
Indosat TBK PT 1,970,600 $ 263,465
Industri Jamu Dan Farmasi
Sido Muncul TBK PT, Class H 5,124,497 158,827
*<Inti Agri Resources TBK PT 473,600 –
*Intiland Development TBK PT 3,588,500 27,478
Japfa Comfeed Indonesia TBK
PT 3,434,500 333,953
Jasa Marga Persero TBK PT 792,326 172,381
Jaya Real Property TBK PT 932,000 42,196
Kalbe Farma TBK PT 4,675,200 406,292
Kawasan Industri Jababeka
TBK PT 10,182,900 116,959
*Lippo Karawaci TBK PT 18,567,395 93,655
Map Aktif Adiperkasa PT 6,934,700 290,790
Matahari Department Store
TBK PT 496,000 52,448
Mayora Indah TBK PT 1,394,925 189,042
MD Entertainment TBK PT 662,310 68,425
Medco Energi Internasional
TBK PT 5,936,832 463,618
Medikaloka Hermina TBK PT 4,050,600 388,936
Mega Manunggal Property
TBK PT 151,500 4,926
*Merdeka Battery Materials
TBK PT 10,948,400 319,370
*Merdeka Copper Gold TBK
PT 953,327 136,728
*Metro Healthcare Indonesia
TBK PT 5,966,500 86,298
Metrodata Electronics TBK PT 3,792,500 137,134
Metropolitan Kentjana TBK PT 12,400 17,219
Midi Utama Indonesia TBK PT 602,500 16,111
Mitra Adiperkasa TBK PT 5,676,700 405,355
Mitra Keluarga Karyasehat
TBK PT 1,130,700 163,541
*MNC Digital Entertainment
TBK PT 712,500 21,130
*MNC Land TBK PT 31,425,000 322,748
Mulia Industrindo TBK PT 1,019,500 20,074
ΩNusantara Sejahtera Raya
TBK PT 3,494,600 29,520
Pabrik Kertas Tjiwi Kimia TBK
PT, Class A 949,000 354,686
*Pacific Strategic Financial
TBK PT 719,700 49,205
Pakuwon Jati TBK PT 11,285,400 241,414
*Panin Financial TBK PT 8,363,500 129,099
*Paninvest TBK PT 919,000 50,264
Pantai Indah Kapuk Dua TBK
PT 67,500 67,685
Perusahaan Gas Negara TBK
PT 4,015,200 397,738
Petrindo Jaya Kreasi TBK PT,
Class H 1,746,000 162,875
Petrosea TBK PT 950,600 218,369
*<Pool Advista Indonesia TBK
PT 91,300 52
*PP Persero TBK PT 1,612,400 37,824
Puradelta Lestari TBK PT 5,932,400 49,752
Shares Value
INDONESIA — (Continued)
*<Rimo International Lestari
TBK PT 3,756,500 $ –
Rukun Raharja TBK PT 472,700 74,977
Salim Ivomas Pratama TBK PT 1,950,400 79,415
Samudera Indonesia TBK PT 6,262,800 124,837
*Sarana Meditama
Metropolitan TBK PT 1,483,100 24,696
Sarana Menara Nusantara
TBK PT 12,025,000 445,776
Sariguna Primatirta TBK PT 3,706,200 126,130
Sawit Sumbermas Sarana
TBK PT 1,544,500 130,937
*<Sekawan Intipratama TBK
PT 1,471,800 –
Selamat Sempurna TBK PT 1,389,100 167,570
Semen Indonesia Persero
TBK PT 2,360,703 352,922
*Siloam International Hospitals
TBK PT 424,048 54,375
*<Sri Rejeki Isman TBK PT 4,830,100 8,035
Steel Pipe Industry of
Indonesia PT 504,000 10,598
Sumber Alfaria Trijaya TBK
PT, Class A 2,901,900 409,140
Sumber Tani Agung
Resources TBK PT, Class A 1,374,100 78,079
Summarecon Agung TBK PT 7,167,433 179,458
Surya Citra Media TBK PT 14,424,400 162,171
Surya Semesta Internusa TBK
PT, Class F 3,255,000 514,312
Telkom Indonesia Persero
TBK PT 4,360,000 763,100
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 11,885 209,176
Temas TBK PT 2,776,400 21,597
Tempo Scan Pacific TBK PT 427,100 57,102
Timah TBK PT 1,126,700 69,156
Tower Bersama Infrastructure
TBK PT, Class A 987,100 117,276
*<Trada Alam Minera TBK PT 5,604,000 –
Transcoal Pacific TBK PT 468,500 178,659
*Trimegah Sekuritas
IndonesiaTBK PT, Class A 553,500 12,446
Triputra Agro Persada PT 5,693,300 501,688
Tunas Baru Lampung TBK PT 2,039,028 99,132
Ultrajaya Milk Industry &
Trading Co. TBK PT 1,058,000 83,264
Unilever Indonesia TBK PT,
Class A 2,524,900 262,387
United Tractors TBK PT 1,146,224 1,682,243
Vale Indonesia TBK PT 1,150,708 241,261
*<Waskita Karya Persero TBK
PT, Class A 3,217,605 7,407
*<Wijaya Karya Persero TBK
PT 1,766,100 16,421
Wintermar Offshore Marine
TBK PT 1,593,913 36,034

173
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
INDONESIA — (Continued)
XLSMART Telecom Sejahtera
TBK PT 4,299,746 $ 658,484
TOTAL INDONESIA 38,272,049
IRELAND — (0.4%)
AIB Group PLC 1,354,631 10,775,527
Bank of Ireland Group PLC 544,786 7,360,793
Cairn Homes PLC 484,780 1,209,578
Dalata Hotel Group PLC 136,539 997,034
FBD Holdings PLC 14,294 228,224
Glanbia PLC 149,949 2,188,197
Ω*Glenveagh Properties PLC 284,809 610,880
Irish Continental Group PLC 88,767 562,852
Kerry Group PLC, Class A 29,768 2,764,846
Kingspan Group PLC 58,222 4,841,227
*PDD Holdings, Inc.,
Sponsored ADR 72,935 8,274,476
*Permanent TSB Group
Holdings PLC 33,801 80,468
TOTAL IRELAND 39,894,102
ISRAEL — (0.9%)
*Accel Solutions Group, Ltd. 38,891 23,569
Afcon Holdings, Ltd. 936 57,634
*AFI Properties, Ltd. 4,877 296,146
Africa Israel Residences, Ltd. 2,800 226,717
*Airport City, Ltd. 17,649 316,297
Alrov Properties and Lodgings,
Ltd., Registered 2,753 205,240
Altshuler Shaham Finance,
Ltd. 6,585 12,003
Amos Luzon Development and
Energy Group, Ltd. 4,680 4,240
Amot Investments, Ltd. 27,594 189,187
Analyst IMS Investment
Management Services, Ltd. 1,179 42,189
Arad, Ltd. 10,877 166,493
*Argo Properties NV 6,739 220,886
*Ashdod Refinery, Ltd. 6,068 104,526
Ashtrom Group, Ltd. 14,821 310,523
AudioCodes, Ltd. – 4
AudioCodes, Ltd. 19,311 193,496
#Aura Investments, Ltd. 36,795 247,281
Automatic Bank Services, Ltd. 7,964 50,752
*Avgol Industries 1953, Ltd. 8,213 3,593
Ayalon Holdings, Ltd. 7,453 128,142
Azorim-Investment
Development & Construction
Co., Ltd. 48,197 313,254
Azrieli Group, Ltd. 3,290 325,354
Bank Hapoalim BM 262,857 4,958,689
Bank Leumi Le-Israel BM,
Class IS 458,917 8,531,479
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 4,354 828,808
Bezeq The Israeli
Telecommunication Corp., Ltd. 438,605 819,007
*Big Shopping Centers, Ltd. 2,006 384,455
Blue Square Real Estate, Ltd. 2,181 249,633
#*Camtek, Ltd. 5,451 534,239
Shares Value
ISRAEL — (Continued)
Carasso Motors, Ltd. 24,062 $ 284,835
Castro Model, Ltd. 1,288 55,884
*Cellcom Israel, Ltd. 93,048 847,486
*Ceragon Networks, Ltd. 16,269 35,955
#*CIELO-BLU GROUP, Ltd. 23,341 28,242
Clal Biotechnology Industries,
Ltd. – –
Clal Insurance Enterprises
Holdings, Ltd., Registered 67,355 3,250,019
Danel Adir Yeoshua, Ltd. 4,246 584,848
Danya Cebus, Ltd. 3,989 146,269
Delek Automotive Systems,
Ltd. 22,978 180,294
Delek Group, Ltd. 11,685 2,387,500
Delta Galil, Ltd. 10,494 558,323
#Delta Israel Brands, Ltd. 2,849 73,875
Diplomat Holdings, Ltd. 5,569 87,000
*Dor Alon Energy in Israel
1988, Ltd. 1,159 45,880
#*Doral Group Renewable
Energy Resources, Ltd., Class
B 82,277 391,668
#Duniec Brothers, Ltd. 2,185 147,938
*El Al Israel Airlines 186,822 757,729
Elbit Systems, Ltd. 1,779 830,277
Elbit Systems, Ltd. 887 409,956
Electra Consumer Products
1970, Ltd. 6,879 273,935
#*Electra Real Estate, Ltd. 9,896 134,238
Electra, Ltd., Class B 1,001 610,732
#Energix-Renewable Energies,
Ltd. 21,846 85,642
*Enlight Renewable Energy,
Ltd. 1,161 28,685
*Enlight Renewable Energy,
Ltd. 15,900 391,617
*Equital, Ltd. 19,437 847,367
*Fattal Holdings 1998, Ltd. 3,639 658,701
First International Bank Of
Israel, Ltd. (The) 21,633 1,509,989
FMS Enterprises Migun, Ltd. 1,586 68,160
Formula Systems 1985, Ltd. 8,787 1,060,625
Fox Wizel, Ltd. 6,746 701,524
Gav-Yam Lands Corp., Ltd. 17,076 191,271
*Gilat Satellite Networks, Ltd. 28,241 212,686
*Hagag Group Real Estate
Development 21,342 133,867
Harel Insurance Investments &
Financial Services, Ltd. 89,394 2,711,384
Hilan, Ltd. 10,963 897,695
ICL Group, Ltd. 49,125 307,701
IDI Insurance Co., Ltd. 9,158 530,163
Ilex Medical, Ltd. 533 9,481
Inrom Construction Industries,
Ltd. 69,865 409,602
*Intercure, Ltd. 1,560 2,347
Isracard, Ltd. 1 3
#Israel Canada T.R, Ltd.,
Class A 68,925 344,361

174
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
ISRAEL — (Continued)
Israel Discount Bank, Ltd.,
Class A 391,700 $ 3,765,058
Israel Shipyards Industries,
Ltd. 2,035 77,499
*Israir Group, Ltd. 57,064 36,819
Isras Investment Co., Ltd. 1,324 360,679
Issta, Ltd. 8,647 269,661
Kamada, Ltd. 6,921 51,960
Kamada, Ltd. 9,189 67,907
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 59,640 108,412
Kenon Holdings, Ltd. 8,219 392,708
Klil Industries, Ltd. 76 5,065
Kvutzat Acro, Ltd. 7,542 110,064
Lahav L.R. Real Estate, Ltd. 31,625 58,121
Land Development Nimrodi
Group, Ltd. 18,252 193,947
Lapidoth Capital, Ltd. 3,942 90,167
M Yochananof & Sons, Ltd. 4,475 413,389
Magic Software Enterprises,
Ltd. 29,986 621,010
*Malam - Team, Ltd. 5,184 175,876
Matrix IT, Ltd. 21,611 797,529
Max Stock, Ltd. 47,241 252,037
Maytronics, Ltd. 35,168 45,600
Mediterranean Towers, Ltd. 72,367 261,516
Mega Or Holdings, Ltd. 8,400 395,661
Meitav Investment House, Ltd. 27,133 679,885
Melisron, Ltd. 1 72
Menora Mivtachim Holdings,
Ltd. 17,643 1,540,369
#*Meshek Energy Renewable
Energies, Ltd. 145,590 191,611
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,055 154,894
Migdal Insurance & Financial
Holdings, Ltd. 354,650 1,088,223
Mivne Real Estate KD, Ltd. 143,959 544,843
Mizrahi Tefahot Bank, Ltd. 36,787 2,282,493
Naphtha Israel Petroleum
Corp., Ltd. 15,632 118,141
*Nayax, Ltd. 1,669 73,793
Neto Malinda Trading, Ltd. 5,321 223,028
Next Vision Stabilized
Systems, Ltd. 42,903 1,766,654
*Nice, Ltd. 57 8,958
#*Nice, Ltd., Sponsored ADR 1,366 213,164
*Nova, Ltd. 560 147,050
*Nova, Ltd., Registered 5,678 1,526,362
Novolog, Ltd. 83,766 34,320
Oil Refineries, Ltd. 1,988,076 521,543
One Software Technologies,
Ltd. 31,378 814,925
*OPC Energy, Ltd. 34,790 526,476
*OY Nofar Energy, Ltd. 5,051 151,563
Palram Industries 1990, Ltd. 10,021 219,023
Shares Value
ISRAEL — (Continued)
Partner Communications Co.,
Ltd. 103,124 $ 954,458
Paz Retail And Energy, Ltd. 8,178 1,515,748
*Perion Network, Ltd. 14,601 158,379
Phoenix Financial, Ltd. 88,692 3,040,406
#Plasson Industries, Ltd.,
Class B 1,869 112,936
Polyram Plastic Industries, Ltd. 16,346 53,096
Prashkovsky Investments and
Construction, Ltd. 5,750 221,688
*Priortech, Ltd. 3,478 198,781
Qualitau, Ltd. 2,925 369,268
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 5,737 536,227
*Rani Zim Shopping Centers,
Ltd. 7,094 10,645
Retailors, Ltd. 11,441 238,087
Scope Metals Group, Ltd. 5,877 263,310
Shapir Engineering and
Industry, Ltd. 25,726 213,840
#*Shikun & Binui Soltec
Renewable Energy 130,417 120,784
*Shikun & Binui, Ltd. 159,766 765,252
Shufersal, Ltd. 58,222 706,366
Strauss Group, Ltd. 11,598 312,325
#Tadiran Group, Ltd. 2,147 114,419
ΩTamar Petroleum, Ltd. 60,955 729,462
*TAT Technologies, Ltd. 1,891 68,559
Tel Aviv Stock Exchange, Ltd. 36,827 698,417
Telsys, Ltd. 2,110 133,068
*Tera Light, Ltd. 16,867 56,479
*Teva Pharmaceutical
Industries, Ltd. 3,573 58,925
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 167,270 2,584,322
Tiv Taam Holdings 1, Ltd. 34,728 83,795
*Tower Semiconductor, Ltd. 25,744 1,177,788
*Tower Semiconductor, Ltd. 3,398 159,031
*Veridis Environment, Ltd. 3,070 21,419
#Victory Supermarket Chain,
Ltd. 4,534 66,702
#Villar International, Ltd. 410 22,998
YD More Investments, Ltd. 16,291 168,451
YH Dimri Construction &
Development, Ltd. 1,823 198,818
TOTAL ISRAEL 80,481,914
ITALY — (2.3%)
A2A SpA 1,149,341 2,805,902
ACEA SpA 31,451 699,423
Amplifon SpA 83,256 1,406,960
Ariston Holding NV, Class B 64,699 337,524
Arnoldo Mondadori Editore
SpA 88,187 203,887
Ascopiave SpA 48,353 167,687
Azimut Holding SpA 75,206 2,571,108
B&C Speakers SpA 769 14,479
Banca Generali SpA 43,334 2,432,271
Banca IFIS SpA 16,107 448,344

175
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
ITALY — (Continued)
Banca Mediolanum SpA 125,068 $ 2,218,761
Banca Monte dei Paschi di
Siena SpA 701,621 5,995,470
Ω*Banca Sistema SpA, Class
R 23,738 51,132
Banco BPM SpA, Class R 1,362,990 17,472,031
Banco di Desio e della Brianza
SpA 32,197 277,119
#BasicNet SpA, Registered 2,271 18,559
#Biesse SpA 7,418 60,790
BPER Banca SPA 1,157,458 11,440,647
#Brembo NV 43,296 417,494
Brunello Cucinelli SpA 23,492 2,648,970
Buzzi SpA 58,842 3,079,118
*Cairo Communication SpA 51,952 162,329
ΩCarel Industries SpA 13,004 354,975
Cementir Holding NV 31,873 475,700
*CIR SpA-Compagnie
Industriali 344,301 266,390
Comer Industries SpA, Class R 377 14,110
Credito Emiliano SpA 56,637 862,153
d'Amico International Shipping
SA 41,774 173,176
#Danieli & C Officine
Meccaniche SpA 7,170 309,381
Danieli & C Officine
Meccaniche SpA 25,131 821,487
Datalogic SpA, Class M 15,974 86,570
#Davide Campari-Milano NV,
Class M 1,928 13,372
Ω*doValue SpA 12,756 38,164
Emak SpA 39,001 38,925
ΩEnav SpA 59,926 264,064
Enel SpA 1,167,342 10,331,867
Eni SpA, Class B 815,306 13,913,327
ERG SpA 30,786 668,778
#Esprinet SpA, Class B 17,821 84,953
Ferrari NV 2,484 1,095,427
#Ferrari NV, ADR 9,087 4,029,085
#Ferretti SpA 20,416 61,876
Fiera Milano SpA 3,329 24,004
Fila SpA 23,690 234,538
*Fincantieri SpA 1,654 32,201
FinecoBank Banca Fineco SpA 230,208 4,932,407
#FNM SpA, Registered 120,333 56,192
Garofalo Health Care SpA 8,969 51,429
Gefran SpA 2,481 29,816
Generali 159,934 5,989,448
GPI SpA 5,611 100,184
Hera SpA 591,030 2,534,020
#IMMSI SpA, Registered 86,759 50,345
Intercos SpA 8,133 108,910
Interpump Group SpA, Class R 16,522 680,010
Intesa Sanpaolo SpA 1,473,787 8,931,685
Iren SpA 249,814 717,095
Italgas SpA 259,671 2,153,250
Italian Sea Group SPA (The) 6,328 39,762
Italmobiliare SpA 6,099 197,201
Iveco Group NV 222,178 4,616,682
Shares Value
ITALY — (Continued)
Leonardo SpA 139,779 $ 7,562,410
Lottomatica Group Spa 11,523 311,778
LU-VE SpA, Registered 2,170 80,595
Maire SpA 100,914 1,403,332
MARR SpA 8,793 103,458
#Mediobanca Banca di Credito
Finanziario SpA 262,579 5,812,315
#MFE-MediaForEurope NV,
Class A 119,652 380,713
MFE-MediaForEurope NV,
Class B 42,671 192,523
Moltiply Group SpA 12,608 625,559
Moncler SpA 63,974 3,436,998
*NewPrinces SpA 6,329 165,159
ΩNexi SpA 284,290 1,630,167
Orsero SpA 5,597 90,325
ΩOVS SpA 185,550 772,603
Pharmanutra SpA 2,475 130,165
#Piaggio & C SpA 132,641 287,990
ΩPirelli & C SpA 247,421 1,676,451
ΩPoste Italiane SpA 194,282 4,217,141
Prysmian SpA 77,143 6,214,104
ΩRAI Way SpA 63,527 425,350
Recordati Industria Chimica e
Farmaceutica SpA 38,710 2,232,988
Reply SpA 10,086 1,588,437
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 81,088 95,222
Sabaf SpA 2,781 43,607
#*Safilo Group SpA 106,087 132,349
Saipem SpA 907,510 2,434,679
#*Salvatore Ferragamo SpA 14,027 80,016
#Sanlorenzo SpA 8,237 279,057
Sesa SpA 3,812 289,267
Snam SpA 242,816 1,410,134
Sogefi SpA 45,758 143,499
SOL SpA 17,647 945,256
Stellantis NV 394,373 3,504,946
Stellantis NV 132,692 1,178,982
#Stellantis NV, ADR 172,108 1,530,040
ΩTechnogym SpA 62,833 973,012
#*Telecom Italia SpA 7,177,124 3,316,209
*Telecom Italia SpA 3,524,077 1,823,529
*Telecom Italia SpA,
Sponsored ADR 41,807 189,804
Tenaris SA 65,231 1,152,747
#Tenaris SA, Sponsored ADR 37,114 1,296,763
Terna - Rete Elettrica
Nazionale 237,481 2,297,318
*TREVI - Finanziaria
Industriale SpA 88,404 34,048
TXT e-solutions SpA 2,582 99,739
UniCredit SpA 299,483 22,153,330
Unipol Assicurazioni SpA 261,914 5,280,488
#Webuild SpA 341,542 1,544,876
Wiit SpA 8,012 143,237
#Zignago Vetro SpA 5,757 51,725
TOTAL ITALY 212,077,404

176
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (14.9%)
#&Do Holdings Co., Ltd. 7,800 $ 56,442
77 Bank, Ltd. (The) 43,400 1,514,004
A&D HOLON Holdings Co.,
Ltd. 22,700 305,593
AB&Company Co., Ltd.,
Registered 4,700 29,981
ABC-Mart, Inc. 28,500 535,742
*Access Co., Ltd. 3,600 17,199
Achilles Corp. 6,600 48,679
AD Works Group Co., Ltd. 47,200 111,339
#Adastria Co., Ltd., Class B 26,500 529,137
ADEKA Corp. 46,100 915,598
#Ad-sol Nissin Corp. 6,800 60,637
Advan Group Co., Ltd. 9,000 51,849
Advanced Media, Inc. 600 4,784
Advantest Corp. 153,200 10,536,031
#Aeon Co., Ltd. 125,596 4,033,393
#Aeon Fantasy Co., Ltd. 4,100 98,076
#Aeon Hokkaido Corp. 25,900 154,545
#Aeon Kyushu Co., Ltd. 700 14,070
#AFC-HD AMS Life Science
Co., Ltd. 6,929 40,885
AGC, Inc. 64,000 1,933,247
Ahresty Corp. 18,800 100,062
Ai Holdings Corp. 16,200 260,608
Aica Kogyo Co., Ltd. 37,800 936,115
#Aichi Financial Group, Inc. 28,821 520,710
Aichi Steel Corp. 47,204 724,237
Aichi Tokei Denki Co., Ltd. 4,200 66,923
Aida Engineering, Ltd. 39,419 239,403
Aidma Holdings, Inc. 2,300 37,443
Ain Holdings, Inc. 20,301 790,484
Air Water, Inc. 131,900 1,965,857
Airman Corp. 13,700 187,892
Airport Facilities Co., Ltd. 22,700 142,690
#Airtech Japan, Ltd. 5,300 38,387
#Airtrip Corp. 8,500 52,075
Aisan Industry Co., Ltd. 29,900 333,182
Aisin Corp. 172,686 2,408,505
#AIT Corp. 4,900 61,049
Ajinomoto Co., Inc. 199,600 5,311,791
#*Akebono Brake Industry
Co., Ltd. 149,400 105,229
Akita Bank, Ltd. (The) 4,800 104,934
Albis Co., Ltd. 2,600 57,444
Alconix Corp. 21,600 303,271
Alfresa Holdings Corp. 98,000 1,430,652
Alinco, Inc. 12,300 85,326
#Alleanza Holdings Co., Ltd. 4,900 34,383
Allied Telesis Holdings KK,
Class B 39,300 48,833
Almado, Inc. 1,400 10,419
#Alpen Co., Ltd. 12,300 197,706
#AlphaPolis Co., Ltd. 400 3,774
Alps Alpine Co., Ltd.,
Registered 146,300 1,555,401
ALSOK Co., Ltd. 98,900 692,323
Altech Corp. 9,810 179,128
Amada Co., Ltd. 176,800 2,004,779
Shares Value
JAPAN — (Continued)
Amano Corp. 22,200 $ 622,948
#Amiyaki Tei Co., Ltd. 6,900 70,103
Amvis Holdings, Inc. 38,200 132,753
ANA Holdings, Inc. 21,600 403,022
#Anabuki Kosan, Inc. 1,900 25,313
Anest Iwata Corp. 9,000 94,010
Anicom Holdings, Inc., Class B 53,200 276,791
Anrakutei Co., Ltd. 600 29,303
Anycolor, Inc. 17,800 563,587
#*AnyMind Group, Inc. 4,300 16,401
AOKI Holdings, Inc. 16,900 194,272
Aoyama Trading Co., Ltd. 41,300 632,830
Aoyama Zaisan Networks Co.,
Ltd. 14,800 178,196
Aozora Bank, Ltd., Class A 62,800 925,340
Arakawa Chemical Industries,
Ltd. 4,400 33,067
Arata Corp. 16,200 347,693
Araya Industrial Co., Ltd. 2,000 66,580
ARCLANDS Corp. 45,920 532,140
Arcs Co., Ltd. 30,700 619,120
ARE Holdings, Inc. 43,100 512,635
Arealink Co., Ltd. 13,200 223,223
Argo Graphics, Inc. 7,300 256,600
#Arisawa Manufacturing Co.,
Ltd. 28,900 297,651
Artience Co., Ltd. 22,800 489,345
Artner Co., Ltd. 3,300 41,553
As One Corp. 28,900 459,055
Asahi Co., Ltd. 13,600 121,817
Asahi Diamond Industrial Co.,
Ltd. 19,800 98,411
Asahi Group Holdings, Ltd. 176,803 2,254,460
Asahi Intecc Co., Ltd. 53,500 840,564
Asahi Kasei Corp. 530,400 3,719,972
#Asahi Kogyosha Co., Ltd. 2,800 48,076
Asahi Net, Inc. 14,300 65,089
Asahi Printing Co., Ltd. 3,300 19,910
ASAHI YUKIZAI Corp. 10,000 289,378
Asanuma Corp., Registered 36,900 197,133
#Ascentech KK 1,200 13,380
Ashimori Industry Co., Ltd. 3,300 62,384
Asia Pile Holdings Corp. 22,900 153,078
Asics Corp. 141,100 3,345,259
ASKUL Corp. 25,400 256,034
Astellas Pharma, Inc. 470,800 4,938,090
Astena Holdings Co., Ltd. 14,900 48,909
Asukanet Co., Ltd. 2,600 7,360
Atrae, Inc. 5,900 30,226
#Aucnet, Inc. 12,800 143,994
Autobacs Seven Co., Ltd. 59,800 586,894
Avant Group Corp. 14,100 142,316
Awa Bank, Ltd. (The) 36,800 787,375
#Axell Corp. 3,800 24,669
Axial Retailing, Inc. 45,500 346,174
Azbil Corp. 168,200 1,588,733
AZ-COM MARUWA Holdings,
Inc. 32,400 251,673
AZOOM Co., Ltd. 1,100 61,982

177
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Bandai Namco Holdings, Inc. 86,400 $ 2,817,710
Bando Chemical Industries,
Ltd. 18,100 216,726
#*Bank of Innovation, Inc. 1,400 111,073
Bank of Iwate, Ltd. (The) 3,600 84,561
Bank of Nagoya, Ltd. (The) 8,300 489,744
Bank of Saga, Ltd. (The) 2,801 51,108
Bank of the Ryukyus, Ltd. 45,400 373,167
Bank of Toyama, Ltd. (The) 700 7,535
Base Co., Ltd. 4,600 107,592
BayCurrent, Inc., Registered 44,600 2,571,179
Beauty Garage, Inc. 3,800 43,152
Belc Co., Ltd., Class R 7,400 356,490
Bell System24 Holdings, Inc. 26,200 236,417
#Belluna Co., Ltd. 45,000 287,053
#Bewith, Inc. 2,000 20,001
#Bic Camera, Inc. 46,100 485,368
BIPROGY, Inc. 35,000 1,417,024
B-Lot Co., Ltd., Class B 11,500 112,482
#Bookoff Group Holdings, Ltd. 7,600 72,720
Bourbon Corp. 800 13,954
Br. Holdings Corp. 11,700 26,977
#BrainPad, Inc. 10,100 90,869
Bridgestone Corp. 131,000 5,336,795
Brother Industries, Ltd. 133,500 2,286,430
#Buffalo, Inc. 3,800 60,474
#Bull-Dog Sauce Co., Ltd. 2,000 27,124
Bunka Shutter Co., Ltd. 27,500 469,069
#Business Brain Showa-Ota,
Inc., Class G 7,900 143,780
Business Engineering Corp.,
Class G 3,200 109,080
BuySell Technologies Co., Ltd. 4,200 81,352
C. Uyemura & Co., Ltd. 7,000 452,573
Calbee, Inc. 41,300 762,909
Canon Marketing Japan, Inc. 20,400 743,100
Canon, Inc. 75,200 2,148,643
Capcom Co., Ltd. 84,500 2,176,298
Career Design Center Co., Ltd. 3,100 40,312
#Careerlink Co., Ltd. 4,300 64,402
#Carlit Co., Ltd., Class B 16,800 146,572
Casio Computer Co., Ltd. 70,300 559,849
Cawachi, Ltd. 10,400 190,523
CDS Co., Ltd. 3,100 36,007
Celsys, Inc. 18,000 199,382
Central Glass Co., Ltd. 17,800 386,764
Central Japan Railway Co. 56,000 1,306,462
#Central Security Patrols Co.,
Ltd. 4,700 74,234
#Central Sports Co., Ltd. 3,500 58,304
#Ceres, Inc. 4,700 75,796
#Change Holdings, Inc. 30,000 231,835
Charm Care Corp. KK 13,600 120,190
Chiba Bank, Ltd. (The) 87,000 821,469
Chiba Kogyo Bank, Ltd. (The) 41,600 414,632
#Chikaranomoto Holdings Co.,
Ltd. 9,300 89,110
#Chino Corp. 3,700 59,177
Chori Co., Ltd. 5,900 150,347
Shares Value
JAPAN — (Continued)
Chubu Electric Power Co., Inc. 94,400 $ 1,157,615
Chubu Shiryo Co., Ltd. 14,400 161,132
Chubu Steel Plate Co., Ltd. 2,400 34,701
#Chuetsu Pulp & Paper Co.,
Ltd. 11,700 132,553
Chugai Pharmaceutical Co.,
Ltd. 82,400 4,029,795
Chugai Ro Co., Ltd. 2,100 51,141
Chugin Financial Group, Inc.,
Registered 36,100 472,314
Chugoku Electric Power Co.,
Inc. (The) 175,000 955,148
Chugoku Marine Paints, Ltd. 28,200 582,757
Citizen Watch Co., Ltd. 248,200 1,499,145
CKD Corp. 33,600 610,625
CK-San-Etsu Co., Ltd. 3,700 96,990
CMK Corp. 57,900 142,350
Coca-Cola Bottlers Japan
Holdings, Inc. 95,313 1,462,992
#Colowide Co., Ltd. 44,400 577,957
Computer Engineering &
Consulting, Ltd. 12,800 190,433
COMSYS Holdings Corp. 45,000 1,037,875
Comture Corp. 16,700 194,858
Concordia Financial Group,
Ltd. 682,624 4,585,753
Copro-Holdings Co., Ltd. 2,400 34,558
#Core Corp., Class D 2,800 35,927
Cosel Co., Ltd. 11,500 89,558
Cosmo Energy Holdings Co.,
Ltd. 54,900 2,450,336
Cosmos Initia Co., Ltd. 8,500 80,484
Cosmos Pharmaceutical Corp. 23,300 1,459,975
#Cota Co., Ltd. 9,666 91,268
#CREAL, Inc. 700 22,652
#Create Restaurants Holdings,
Inc. 74,200 760,760
Create SD Holdings Co., Ltd. 16,000 366,258
Creek & River Co., Ltd. 8,000 79,737
Cresco, Ltd. 11,600 132,345
#Cross Cat Co., Ltd. 5,400 39,254
Cross Marketing Group, Inc. 1,900 9,683
CrowdWorks, Inc. 6,400 48,055
CTI Engineering Co., Ltd. 14,200 286,840
CTS Co., Ltd. 13,100 76,339
Cube System, Inc. 1,400 10,912
*CUC, Inc. 8,800 68,531
Curves Holdings Co., Ltd. 35,900 178,432
CyberAgent, Inc. 114,846 1,169,102
Cybozu, Inc. 15,700 421,984
Dai Nippon Printing Co., Ltd. 53,800 833,123
Dai Nippon Toryo Co., Ltd. 10,000 82,793
Daicel Corp. 198,300 1,717,559
Dai-Dan Co., Ltd. 21,600 665,245
Daido Metal Co., Ltd. 38,900 179,127
Daido Steel Co., Ltd. 85,700 662,845
Daifuku Co., Ltd. 63,500 1,635,443
Daihatsu Infinearth Mfg Co.,
Ltd. 10,700 187,629

178
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Daihen Corp. 7,600 $ 365,115
Daiho Corp. 27,000 149,806
Daiichi Jitsugyo Co., Ltd. 12,000 204,605
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 15,200 69,286
Dai-ichi Life Holdings, Inc. 604,700 4,835,752
Daiichi Sankyo Co., Ltd. 54,300 1,342,211
Daiichikosho Co., Ltd. 54,200 585,596
Daiken Medical Co., Ltd. 8,000 23,443
Daiki Aluminium Industry Co.,
Ltd. 23,801 165,743
Daikin Industries, Ltd. 33,100 4,096,399
DAIKO XTECH Ltd 2,100 15,321
#Daikoku Denki Co., Ltd. 2,800 41,453
#Daikokutenbussan Co., Ltd. 5,300 253,563
Daikyonishikawa Corp. 31,000 147,281
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 9,291 210,212
Daio Paper Corp. 71,600 401,068
Daiseki Co., Ltd. 20,660 485,286
Daiseki Eco. Solution Co., Ltd. 3,240 26,739
Daishi Hokuetsu Financial
Group, Inc. 61,500 1,520,183
#Daishinku Corp. 23,600 92,521
Daisue Construction Co., Ltd. 3,600 55,904
Daisyo Corp. 1,400 11,052
#Daito Bank, Ltd. (The) 4,200 20,512
Daito Pharmaceutical Co., Ltd. 21,716 174,455
Daito Trust Construction Co.,
Ltd. 16,300 1,680,960
Daitron Co., Ltd. 7,400 181,933
Daiwa House Industry Co., Ltd. 222,400 7,394,861
Daiwa Securities Group, Inc. 268,500 1,885,807
Daiwabo Holdings Co., Ltd. 59,000 1,091,830
DCM Holdings Co., Ltd. 67,600 645,029
#*DD GROUP Co., Ltd. 5,900 66,451
Dear Life Co., Ltd. 19,900 169,255
Denka Co., Ltd. 70,700 1,000,873
Denso Corp. 250,200 3,418,128
Dentsu Group, Inc. 61,800 1,227,212
Dentsu Soken, Inc. 15,100 665,225
Dexerials Corp. 156,300 2,282,264
DIC Corp. 53,600 1,065,981
Digital Arts, Inc. 8,000 426,858
#Digital Hearts Holdings Co.,
Ltd. 7,600 48,682
Digital Information
Technologies Corp. 5,700 97,452
#dip Corp. 25,100 408,285
Disco Corp. 9,900 2,996,412
DKK-Toa Corp. 3,200 17,223
DKS Co., Ltd. 4,500 155,188
DMG Mori Co., Ltd. 111,600 2,587,278
#Double Standard, Inc. 3,200 33,979
Doutor Nichires Holdings Co.,
Ltd. 27,600 460,321
Dowa Holdings Co., Ltd. 40,700 1,340,846
DTS Corp. 18,800 627,104
Shares Value
JAPAN — (Continued)
#DyDo Group Holdings, Inc. 12,000 $ 213,137
Eagle Industry Co., Ltd. 12,700 204,304
Earth Corp. 8,500 275,624
East Japan Railway Co. 71,300 1,524,592
#EAT&HOLDINGS Co., Ltd. 3,400 47,263
Ebara Corp. 261,500 4,865,278
Ebara Foods Industry, Inc. 3,500 58,932
Ebara Jitsugyo Co., Ltd. 4,700 121,954
Ebase Co., Ltd. 11,600 39,156
#Eco's Co., Ltd. 4,300 70,402
#EDION Corp. 49,300 657,137
eGuarantee, Inc. 17,200 171,434
Ehime Bank, Ltd. (The) 29,200 210,713
Eidai Co., Ltd. 16,800 26,233
Eisai Co., Ltd. 40,000 1,135,719
Elan Corp., Class B 4,911 27,999
Elecom Co., Ltd. 19,900 259,568
Electric Power Development
Co., Ltd., Class B 40,500 701,978
#EM Systems Co., Ltd. 18,800 95,939
en Japan, Inc. 18,900 221,031
Endo Lighting Corp. 6,200 98,585
ENEOS Holdings, Inc. 1,893,968 9,987,395
Entrust, Inc. 5,300 33,210
#eRex Co., Ltd. 9,500 47,154
ERI Holdings Co., Ltd. 3,000 61,298
ES-Con Japan, Ltd. 33,100 214,662
#Eslead Corp. 6,100 189,289
ESPEC Corp. 8,000 170,637
Eternal Hospitality Group Co.,
Ltd. 4,400 89,611
Exedy Corp., Class A 21,300 675,112
EXEO Group, Inc. 152,948 2,024,469
#Ezaki Glico Co., Ltd. 23,300 723,950
F&M Co., Ltd. 3,300 60,126
FaithNetwork Co, Ltd. 800 12,380
FALCO HOLDINGS Co., Ltd. 6,200 99,574
FANUC Corp. 19,400 550,566
Fast Fitness Japan, Inc. 2,000 20,253
Fast Retailing Co., Ltd. 18,000 5,547,294
*FDK Corp. 2,000 5,396
Feed One Co., Ltd. 17,396 125,648
Ferrotec Corp. 41,400 1,004,087
#FFRI Security, Inc. 9,600 397,409
#Fibergate, Inc. 5,000 23,489
#FIDEA Holdings Co., Ltd. 12,100 122,773
Financial Partners Group Co.,
Ltd. 19,100 307,387
FINDEX, Inc. 11,100 56,498
#Fintech Global, Inc. 118,300 87,254
First Bank of Toyama, Ltd.
(The) 46,500 337,098
First-corp, Inc. 1,800 10,741
#Fixstars Corp. 20,300 278,544
#Focus Systems Corp. 5,100 48,799
Food & Life Cos., Ltd. 56,300 2,856,618
#Forum Engineering, Inc. 6,600 53,591
#Forval Corp. 3,700 36,805

179
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Foster Electric Co., Ltd. 18,500 $ 232,333
FP Corp. 33,500 603,465
#FP Partner, Inc. 4,000 55,151
#France Bed Holdings Co.,
Ltd. 18,400 158,575
Freebit Co., Ltd. 7,900 79,160
Freund Corp. 4,600 33,684
FTGroup Co., Ltd. 4,600 36,985
Fudo Tetra Corp. 10,550 166,142
#Fuji Co., Ltd. 20,600 277,870
Fuji Corp. 32,700 616,975
Fuji Corp., Ltd. 23,500 108,369
#Fuji Die Co., Ltd. 5,100 25,924
Fuji Electric Co., Ltd. 52,188 2,627,519
Fuji Kosan Co., Ltd. 4,500 36,778
Fuji Kyuko Co., Ltd. 16,600 235,276
Fuji Oil Co., Ltd. 40,800 90,549
Fuji Oil Co., Ltd. 24,800 470,062
Fuji Pharma Co., Ltd. 9,700 90,622
Fuji Seal International, Inc. 27,400 506,871
Fujibo Holdings, Inc. 7,200 285,139
Fujicco Co., Ltd. 11,900 128,335
FUJIFILM Holdings Corp. 81,800 1,715,411
Fujikura Composites, Inc. 10,700 113,545
Fujikura, Ltd. 293,200 20,212,964
Fujimi, Inc. 20,600 311,816
#Fujio Food Group, Inc. 3,500 26,373
Fujita Kanko, Inc. 6,000 421,808
Fujitec Co., Ltd. 5,200 193,979
Fujitsu, Ltd. 232,400 5,103,704
Fujiya Co., Ltd. 6,899 113,413
FuKoKu Co., Ltd. 6,500 75,929
Fukuda Corp. 3,700 131,041
Fukuda Denshi Co., Ltd. 10,900 509,891
#Fukui Bank, Ltd. (The) 6,597 83,506
Fukui Computer Holdings, Inc. 5,701 115,728
Fukuoka Financial Group, Inc. 71,380 1,969,774
Fukuyama Transporting Co.,
Ltd. 13,600 324,875
FULLCAST Holdings Co., Ltd. 12,800 142,803
Fumakilla, Ltd. 5,800 42,740
Funai Soken Holdings, Inc. 24,060 380,336
*Furukawa Battery Co., Ltd.
(The) 1,100 10,123
Furukawa Co., Ltd. 24,400 390,575
Furukawa Electric Co., Ltd. 52,000 3,177,116
Furuno Electric Co., Ltd. 21,100 614,093
#Furuya Metal Co., Ltd. 13,500 232,423
Furyu Corp. 12,300 86,471
Fuso Chemical Co., Ltd. 15,000 430,081
#Fuso Pharmaceutical
Industries, Ltd. 4,400 64,613
Futaba Industrial Co., Ltd. 48,800 264,923
Future Corp. 31,200 490,924
G-7 Holdings, Inc. 16,800 146,349
*GA Technologies Co., Ltd. 9,800 131,604
Gakken Holdings Co., Ltd. 16,000 102,063
Gakkyusha Co., Ltd. 4,000 62,274
Shares Value
JAPAN — (Continued)
Galilei Co., Ltd. 10,200 $ 225,017
Gecoss Corp. 5,700 49,541
*Geniee, Inc. 3,600 36,551
#Genki Global Dining
Concepts Corp. 5,800 134,888
Genky DrugStores Co., Ltd. 9,800 292,707
Geo Holdings Corp.,
Registered 22,800 250,430
Gift Holdings, Inc. 4,900 114,283
giftee, Inc. 8,099 76,042
#Giken, Ltd. 8,700 83,361
Global Link Management KK 200 2,952
GLOBERIDE, Inc. 11,900 179,020
Glory, Ltd. 33,300 860,076
GLTECHNO HOLDINGS, Inc. 8,650 174,155
#GMO Financial Gate, Inc. 2,800 90,329
#GMO Financial Holdings, Inc. 30,000 167,049
GMO GlobalSign Holdings KK 2,600 39,649
GMO Payment Gateway, Inc. 14,000 792,770
#Godo Steel, Ltd. 8,900 225,908
*Gokurakuyu Holdings Co.,
Ltd. 8,100 26,265
Goldwin, Inc. 7,500 390,611
Grandy House Corp. 10,400 38,077
Greens Co., Ltd. 4,400 60,345
grems, Inc. 6,200 103,735
GS Yuasa Corp. 70,300 1,275,252
GSI Creos Corp. 4,900 69,253
G-Tekt Corp. 19,400 240,413
Gunma Bank, Ltd. (The) 280,800 2,649,497
Gunze, Ltd. 25,400 646,413
H.U. Group Holdings, Inc.,
Class B 27,900 603,809
H2O Retailing Corp. 59,225 785,692
Hachijuni Bank, Ltd. (The) 298,701 2,715,193
#Hagihara Industries, Inc. 8,400 88,189
Hagiwara Electric Holdings
Co., Ltd. 5,600 128,562
Hakudo Co., Ltd. 5,000 80,800
Hakuhodo DY Holdings, Inc. 118,001 937,375
Halows Co., Ltd. 7,400 243,643
Hamakyorex Co., Ltd. 54,900 534,426
Hamamatsu Photonics KK 78,300 963,304
Hamee Corp., Class A 1,500 12,678
Hankyu Hanshin Holdings, Inc. 52,400 1,370,454
Hanwa Co., Ltd., Class B 17,800 721,486
#Happinet Corp., Class B 12,900 491,159
Hard Off Corp. Co., Ltd. 6,400 74,293
#Harima Chemicals Group,
Inc. 7,500 42,111
Haseko Corp. 181,000 2,700,056
#Hashimoto Sogyo Holdings
Co., Ltd. 4,700 40,131
Hazama Ando Corp. 88,420 942,395
Heiwa Corp. 30,200 419,603
Heiwa Real Estate Co., Ltd. 19,800 291,287
Heiwado Co., Ltd. 24,901 482,152
#Hennge K.K. 11,800 131,804
#Hibino Corp. 1,700 26,817

180
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Hiday Hidaka Corp. 8,700 $ 196,551
#*Hino Motors, Ltd. 282,200 692,679
Hioki EE Corp. 6,800 252,580
Hirakawa Hewtech Corp. 7,245 78,903
#Hirano Tecseed Co., Ltd. 1,500 15,519
#Hirata Corp. 22,900 326,697
Hirogin Holdings, Inc. 184,400 1,624,122
Hirose Electric Co., Ltd. 11,735 1,491,681
Hirose Tusyo, Inc. 1,800 49,816
#HIS Co., Ltd. 49,300 469,103
Hitachi Construction Machinery
Co., Ltd. 64,600 1,884,408
Hitachi, Ltd. 814,500 25,420,821
Hochiki Corp. 7,300 154,251
#Hodogaya Chemical Co., Ltd. 7,600 76,811
Hogy Medical Co., Ltd. 14,700 465,434
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 3,000 68,574
#Hokkaido Electric Power Co.,
Inc. 97,500 587,546
Hokkaido Gas Co., Ltd. 34,700 140,419
Hokkan Holdings, Ltd. 4,700 62,804
Hokko Chemical Industry Co.,
Ltd. 10,700 106,364
Hokkoku Financial Holdings,
Inc. 16,800 625,137
#Hokuetsu Corp. 66,900 454,313
Hokuhoku Financial Group,
Inc. 101,000 2,161,002
Hokuriku Electric Industry Co.,
Ltd. 6,400 88,965
Hokuriku Electric Power Co. 73,100 380,327
Hokuto Corp. 13,800 169,273
Honda Motor Co., Ltd. 452,000 4,712,369
#Honda Motor Co., Ltd.,
Sponsored ADR 90,604 2,830,469
#H-One Co., Ltd. 25,100 237,332
#Honeys Holdings Co., Ltd. 13,300 131,414
Hoosiers Holdings Co., Ltd. 24,000 215,768
Horiba, Ltd. 34,200 2,554,291
Hoshizaki Corp. 14,200 489,987
#Hosokawa Micron Corp. 6,200 222,878
#Hotland Holdings Co., Ltd. 6,400 84,840
House Foods Group, Inc. 40,100 744,872
#Howa Machinery, Ltd. 11,080 77,084
Hoya Corp. 48,100 6,130,157
HS Holdings Co., Ltd.,
Registered 13,400 95,272
Hulic Co., Ltd. 177,796 1,707,725
Hyakugo Bank, Ltd. (The) 115,100 575,137
Hyakujushi Bank, Ltd. (The),
Class R 21,700 720,954
Ibiden Co., Ltd. 69,800 2,996,166
IBJ, Inc. 12,700 73,418
#Ichibanya Co., Ltd. 29,000 188,265
Ichigo, Inc. 12,500 33,473
Ichiken Co., Ltd. 2,300 47,835
#Ichikoh Industries, Ltd. 31,000 78,687
Ichinen Holdings Co., Ltd. 14,700 168,592
Shares Value
JAPAN — (Continued)
#Ichiyoshi Securities Co., Ltd. 16,300 $ 81,990
#ID Holdings Corp. 6,700 113,303
IDEA Consultants, Inc. 3,000 64,886
Idec Corp. 22,400 340,700
Idemitsu Kosan Co., Ltd. 517,705 3,332,686
IDOM, Inc. 60,200 393,613
#IG Port, Inc. 4,800 53,743
IHI Corp. 91,600 10,338,058
#Iida Group Holdings Co., Ltd. 63,716 900,945
Iino Kaiun Kaisha, Ltd. 94,000 649,590
#IKK Holdings, Inc. 5,400 28,418
I'll, Inc. 4,800 90,071
Imasen Electric Industrial 13,000 61,936
Imuraya Group Co., Ltd. 6,500 106,897
Inaba Denki Sangyo Co., Ltd. 18,900 498,198
Inaba Seisakusho Co., Ltd. 5,100 60,592
Inabata & Co., Ltd. 31,100 678,850
#I-NE Co., Ltd. 4,400 49,615
#I-Net Corp., Registered 9,530 125,509
Infomart Corp. 89,400 248,903
INFRONEER Holdings, Inc. 134,504 1,146,227
Innotech Corp. 8,500 83,704
Inpex Corp. 527,600 7,528,629
Insource Co., Ltd. 34,300 210,365
#Intage Holdings, Inc. 5,000 64,886
Intelligent Wave, Inc. 3,400 24,332
Inter Action Corp. 5,200 46,646
Internet Initiative Japan, Inc.,
Class R 56,800 1,052,250
#Inui Global Logistics Co., Ltd. 3,000 25,217
IPS, Inc. 1,600 29,449
Iriso Electronics Co., Ltd. 14,900 288,505
ISB Corp. 6,300 63,086
#Ise Chemicals Corp. 1,400 256,288
Iseki & Co., Ltd. 16,630 155,255
Isetan Mitsukoshi Holdings,
Ltd. 130,200 1,864,820
Ishihara Sangyo Kaisha, Ltd.,
Class A 27,500 401,459
Ishizuka Glass Co., Ltd. 2,400 43,090
#Istyle, Inc. 77,500 297,651
Isuzu Motors, Ltd. 326,100 4,219,939
#ITmedia, Inc. 6,800 74,690
Ito En, Ltd. 36,100 787,270
ITOCHU Corp. 181,700 9,577,900
Itochu Enex Co., Ltd. 40,400 545,754
Itochu-Shokuhin Co., Ltd. 3,300 222,785
Itoham Yonekyu Holdings, Inc. 18,733 634,827
Itoki Corp. 33,300 515,780
IwaiCosmo Holdings, Inc. 13,800 224,934
#Iwaki Co., Ltd. 5,400 95,014
Iwatani Corp. 142,700 1,508,119
Iyogin Holdings, Inc. 195,843 2,300,744
Izumi Co., Ltd. 21,100 447,531
J Front Retailing Co., Ltd. 172,200 2,342,799
J Trust Co., Ltd. 62,600 185,518
JAC Recruitment Co., Ltd. 45,600 321,483
*Jade Group, Inc. 5,100 47,172

181
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#JALCO Holdings, Inc. 18,100 $ 38,847
JANOME Corp. 14,100 107,744
Japan Airlines Co., Ltd. 75,400 1,507,549
Japan Airport Terminal Co.,
Ltd. 28,700 876,476
Japan Aviation Electronics
Industry, Ltd. 34,600 558,676
Japan Business Systems, Inc. 3,100 29,847
#Japan Cash Machine Co.,
Ltd. 17,100 108,626
#*Japan Communications, Inc. 101,100 108,829
#Japan Electronic Materials
Corp. 11,500 187,521
Japan Elevator Service
Holdings Co., Ltd. 41,200 1,112,848
Japan Exchange Group, Inc. 267,400 2,629,669
#Japan Hospice Holdings, Inc. 1,900 13,092
Japan Investment Adviser Co.,
Ltd. 25,800 315,782
Japan Lifeline Co., Ltd. 34,500 333,091
Japan Material Co., Ltd. 35,900 332,772
#Japan Medical Dynamic
Marketing, Inc. 9,000 31,576
Japan Post Holdings Co., Ltd. 129,200 1,204,047
Japan Post Insurance Co., Ltd. 29,200 752,046
#Japan Property Management
Center  Co., Ltd. 5,200 40,599
Japan Pulp & Paper Co., Ltd. 89,000 389,129
Japan Securities Finance Co.,
Ltd. 31,800 388,374
Japan Steel Works, Ltd. (The) 24,000 1,502,402
#Japan System Techniques
Co., Ltd. 5,000 62,328
Japan Tobacco, Inc. 218,000 6,254,852
Japan Transcity Corp. 18,200 140,767
Japan Wool Textile Co., Ltd.
(The) 34,900 324,662
JBCC Holdings, Inc. 22,400 194,983
#JCR Pharmaceuticals Co.,
Ltd. 14,300 54,921
JCU Corp. 14,200 338,264
JDC Corp. 27,200 84,585
Jeol, Ltd. 33,900 986,624
JFE Holdings, Inc. 193,435 2,248,676
JFE Systems, Inc. 6,000 79,737
Jichodo Co., Ltd. 700 44,792
#Jimoto Holdings, Inc. 2,700 6,225
JINS Holdings, Inc. 8,300 443,968
JINUSHI Co., Ltd. 13,300 210,244
#JK Holdings Co., Ltd. 7,000 56,514
J-Lease Co., Ltd. 8,000 76,813
JM Holdings Co., Ltd. 10,000 191,767
JMS Co., Ltd. 14,797 43,557
J-Oil Mills, Inc. 17,100 236,113
Joshin Denki Co., Ltd. 16,200 265,021
Joyful Honda Co., Ltd. 45,700 634,052
JP-Holdings, Inc. 37,600 136,164
JSB Co., Ltd. 5,200 135,446
#JSP Corp. 16,200 204,740
Shares Value
JAPAN — (Continued)
JTEKT Corp. 151,110 $ 1,315,855
*Juki Corp., Registered 16,100 42,792
Juroku Financial Group, Inc. 14,600 508,349
Justsystems Corp. 15,400 391,920
JVCKenwood Corp.,
Registered 233,600 1,849,459
Kadokawa Corp. 15,300 375,549
Kadoya Sesame Mills, Inc. 2,000 51,696
Kaga Electronics Co., Ltd.,
Class B 23,000 444,427
Kagome Co., Ltd. 53,200 1,021,085
Kajima Corp. 120,500 3,037,021
Kakaku.com, Inc. 73,000 1,256,321
#Kakiyasu Honten Co., Ltd.,
Class B 4,400 79,904
#Kamakura Shinsho, Ltd. 13,800 51,259
#Kameda Seika Co., Ltd. 2,600 69,883
Kamei Corp. 15,300 262,193
Kamigumi Co., Ltd. 32,100 903,096
#Kanaden Corp. 9,000 113,027
Kanadevia Corp. 161,800 1,099,847
Kanagawa Chuo Kotsu Co.,
Ltd. 2,400 58,367
Kanamic Network Co., Ltd. 12,600 37,006
Kanamoto Co., Ltd. 24,400 552,869
Kandenko Co., Ltd. 69,000 1,648,719
Kaneka Corp. 26,500 756,111
Kaneko Seeds Co., Ltd. 8,400 76,914
Kanematsu Corp. 61,400 1,162,967
#Kanemi Co., Ltd. 600 13,077
#Kanro, Inc. 7,500 94,787
Kansai Electric Power Co., Inc.
(The) 137,700 1,666,637
Kansai Paint Co., Ltd. 107,916 1,543,501
Kanto Denka Kogyo Co., Ltd. 40,300 229,490
Kao Corp. 57,800 2,615,489
#Kappa Create Co., Ltd. 2,400 24,240
Katitas Co., Ltd. 29,800 504,340
Kato Sangyo Co., Ltd. 13,900 529,234
Kato Works Co., Ltd. 6,800 61,451
KAWADA TECHNOLOGIES,
Inc. 8,700 229,214
Kawai Musical Instruments
Manufacturing Co., Ltd. 2,600 45,229
Kawasaki Heavy Industries,
Ltd. 118,700 8,770,683
KDDI Corp., Class A 534,900 8,834,140
#KeePer Technical Laboratory
Co., Ltd. 8,000 174,890
Keihan Holdings Co., Ltd. 55,900 1,151,095
Keihanshin Building Co., Ltd. 11,600 120,629
Keikyu Corp. 68,700 709,619
Keio Corp. 37,400 878,991
Keisei Electric Railway Co.,
Ltd. 96,000 813,635
KEIWA, Inc. 10,500 87,212
Keiyo Bank, Ltd. (The) 153,400 1,163,025
KEL Corp. 3,900 36,021
Kenko Mayonnaise Co., Ltd. 6,400 79,907

182
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Kewpie Corp. 47,400 $ 1,300,787
Keyence Corp. 7,808 2,863,893
#KeyHolder, Inc. 7,900 38,320
KH Neochem Co., Ltd. 29,935 570,475
#Kibun Foods, Inc. 7,600 55,904
Kikkoman Corp. 103,700 912,315
Kimura Chemical Plants Co.,
Ltd. 7,300 49,622
#Kimura Unity Co., Ltd. 11,200 61,769
#King Jim Co., Ltd. 8,100 45,318
Kinki Sharyo Co., Ltd. (The) 3,200 44,716
#Kintetsu Department Store
Co., Ltd. 6,100 74,540
Kintetsu Group Holdings Co.,
Ltd. 56,200 1,081,653
Kirin Holdings Co., Ltd. 95,540 1,269,042
Ki-Star Real Estate Co., Ltd. 6,900 222,366
Kitagawa Corp. 7,600 71,963
Kita-Nippon Bank, Ltd. (The) 4,800 108,283
Kitz Corp. 52,200 441,200
Kiyo Bank, Ltd. (The), Class B 87,800 1,613,707
#*KNT-CT Holdings Co., Ltd. 11,300 78,014
Koa Corp. 29,200 206,056
Koa Shoji Holdings Co., Ltd. 6,800 32,668
Koatsu Gas Kogyo Co., Ltd. 18,300 133,272
#Kobayashi Pharmaceutical
Co., Ltd. 3,200 112,992
Kobe Bussan Co., Ltd. 33,300 899,462
#Kobe Electric Railway Co.,
Ltd. 1,400 22,577
Kobe Steel, Ltd. 277,420 3,066,468
Koei Tecmo Holdings Co., Ltd. 13,600 179,607
Kohnan Shoji Co., Ltd., Class
R 20,024 518,912
#Kohoku Kogyo Co., Ltd. 1,400 24,624
Kohsoku Corp. 4,000 77,398
#Koike-ya, Inc. 800 25,649
Koito Manufacturing Co., Ltd. 100,000 1,287,086
Kojima Co., Ltd. 23,500 188,162
Kokusai Electric Corp. 27,500 622,928
Kokuyo Co., Ltd. 145,200 857,722
Komatsu, Ltd., Class R 253,500 8,194,807
KOMEDA Holdings Co., Ltd. 37,400 748,025
#Komehyo Holdings Co., Ltd. 5,200 101,516
Komeri Co., Ltd. 19,800 411,143
Konami Group Corp., Class B 19,900 2,713,366
#Kondotec, Inc., Class B 7,800 82,615
*Konica Minolta, Inc. 372,800 1,216,037
Konishi Co., Ltd. 24,400 198,125
Konoike Transport Co., Ltd. 20,000 429,250
#Konoshima Chemical Co.,
Ltd. 3,400 29,415
#Kosaido Holdings Co., Ltd. 48,900 149,142
Kose Corp. 8,900 344,539
Koshidaka Holdings Co., Ltd. 44,300 402,687
Kotobuki Spirits Co., Ltd.,
Class R 62,400 842,739
Kotobukiya Co., Ltd. 900 10,190
#*Kourakuen Corp. 2,800 19,070
Shares Value
JAPAN — (Continued)
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 1,000 $ 16,452
KPP Group Holdings Co., Ltd. 35,900 186,305
Krosaki Harima Corp. 12,700 291,139
KRS Corp. 7,000 158,610
K's Holdings Corp. 106,120 1,066,876
KU Holdings Co., Ltd. 12,000 93,292
Kubota Corp., ADR 371 20,798
Kubota Corp., Class R 204,100 2,291,285
Kumagai Gumi Co., Ltd. 22,600 678,773
Kumiai Chemical Industry Co.,
Ltd. 68,970 373,504
Kura Sushi, Inc. 8,000 221,403
Kurabo Industries, Ltd. 10,700 571,634
Kuraray Co., Ltd. 265,100 3,309,016
Kureha Corp. 26,700 613,854
Kurimoto, Ltd. 5,400 283,106
Kurita Water Industries, Ltd. 44,500 1,732,749
Kuriyama Holdings Corp. 9,700 98,937
Kushikatsu Tanaka Holdings
Co. 3,700 47,819
Kusuri no Aoki Holdings Co.,
Ltd. 34,700 928,285
KYB Corp. 31,200 676,886
Kyodo Printing Co., Ltd. 16,400 151,800
Kyoei Steel, Ltd. 17,800 256,896
#Kyokuto Boeki Kaisha, Ltd. 5,400 55,114
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 29,600 518,066
Kyokuyo Co., Ltd. 7,100 221,027
Kyorin Pharmaceutical Co.,
Ltd. 28,600 289,430
KYORITSU Co., Ltd. 20,700 25,446
#Kyoritsu Maintenance Co.,
Ltd. 51,000 1,241,662
#Kyosan Electric
Manufacturing Co., Ltd. 21,600 72,624
Kyoto Financial Group, Inc. 92,800 1,691,421
Kyowa Kirin Co., Ltd. 43,900 757,555
Kyudenko Corp. 25,700 1,102,661
Kyushu Electric Power Co.,
Inc. 155,600 1,386,489
Kyushu Financial Group, Inc. 278,550 1,443,140
Kyushu Railway Co. 39,200 953,334
LA Holdings Co., Ltd. 3,000 122,994
Lacto Japan Co., Ltd. 6,600 176,517
LAND Co., Ltd. 447,500 29,735
Lasertec Corp., Class A 15,600 1,608,771
#LEC, Inc. 4,400 33,038
Leopalace21 Corp. 329,400 1,569,353
Life Corp. 31,400 504,086
Lifedrink Co., Inc. 27,200 406,477
#LIFULL Co., Ltd. 56,800 75,484
#LIKE, Inc. 3,700 35,206
Link And Motivation, Inc. 34,300 114,641
Lintec Corp. 23,662 477,973
Lion Corp. 121,800 1,195,784
#LITALICO, Inc. 14,600 138,341

183
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Lixil Corp. 155,900 $ 1,818,030
Loadstar Capital KK 5,200 100,445
Look Holdings, Inc. 4,200 67,816
LY Corp. 343,400 1,266,401
#M&A Capital Partners Co.,
Ltd. 3,600 71,141
M3, Inc. 36,800 459,832
Mabuchi Motor Co., Ltd. 43,600 633,742
#Macbee Planet, Inc. 2,500 43,888
Macnica Holdings, Inc. 103,050 1,359,210
Maeda Kosen Co., Ltd. 25,200 319,992
Maezawa Industries, Inc. 6,000 69,690
Makino Milling Machine Co.,
Ltd. 12,100 923,811
Makita Corp. 35,200 1,099,773
#Mamiya-Op Co., Ltd. 3,700 37,444
Mammy Mart Corp. 1,100 40,566
#Management Solutions Co.,
Ltd. 6,500 73,424
Mandom Corp. 36,700 351,649
Mani, Inc. 44,500 377,449
MarkLines Co., Ltd. 6,300 83,221
Marubeni Corp. 312,900 6,472,359
Marubun Corp. 11,700 85,984
#Maruchiyo Yamaokaya Corp. 2,800 115,911
Marudai Food Co., Ltd. 15,100 191,541
Maruha Nichiro Corp. 35,100 732,343
Marui Group Co., Ltd. 90,500 1,852,756
MARUKA FURUSATO Corp. 13,470 213,290
Maruwa Co., Ltd. 4,400 1,343,141
Maruzen CHI Holdings Co.,
Ltd. 6,600 14,121
Maruzen Showa Unyu Co.,
Ltd. 7,400 354,523
#Marvelous, Inc. 11,800 42,576
Matching Service Japan Co.,
Ltd. 5,100 32,600
Matsuda Sangyo Co., Ltd. 10,200 245,011
Matsui Securities Co., Ltd. 60,200 296,010
MatsukiyoCocokara & Co. 117,590 2,424,544
Matsuoka Corp. 3,200 39,039
Matsuya Co., Ltd. 16,300 122,065
Matsuyafoods Holdings Co.,
Ltd. 3,800 158,823
Max Co., Ltd. 5,400 181,561
Maxell, Ltd. 46,500 622,595
Maxvalu Tokai Co., Ltd. 5,800 122,556
Mazda Motor Corp. 405,600 2,455,781
#McDonald's Holdings Co
Japan, Ltd. 30,100 1,208,040
MCJ Co., Ltd. 47,800 449,113
Mebuki Financial Group, Inc. 724,390 3,964,783
#MEC Co., Ltd. 9,100 170,517
Media Do Co., Ltd. 6,501 75,898
#Medical System Network Co.,
Ltd., Class B 16,100 52,634
Medipal Holdings Corp. 84,700 1,412,652
#Medius Holdings Co., Ltd. 7,500 42,908
#*Medley, Inc. 10,600 219,755
Shares Value
JAPAN — (Continued)
Megmilk Snow Brand Co., Ltd. 23,300 $ 442,482
Meidensha Corp. 29,700 1,132,782
Meiji Electric Industries Co.,
Ltd. 5,000 64,886
MEIJI Holdings Co., Ltd. 56,748 1,154,606
Meiji Shipping Group Co., Ltd. 12,300 57,620
Meiko Electronics Co., Ltd. 36,500 1,821,423
MEITEC Group Holdings, Inc. 42,800 899,541
#Meiwa Corp. 15,700 79,285
#Meiwa Estate Co., Ltd. 11,300 78,239
Menicon Co., Ltd. 53,100 414,935
*Mercari, Inc. 66,700 1,032,887
METAWATER Co., Ltd. 14,100 256,900
Micronics Japan Co., Ltd. 37,600 1,399,116
Midac Holdings Co., Ltd. 7,600 109,888
Mie Kotsu Group Holdings, Inc. 35,300 118,687
#Mikuni Corp. 17,300 34,716
Milbon Co., Ltd. 13,092 222,267
MIMAKI ENGINEERING Co.,
Ltd. 13,200 191,648
MINEBEA MITSUMI, Inc. 170,775 2,720,008
MIRAIT ONE Corp. 53,490 964,274
#Mirarth Holdings, Inc. 81,700 210,636
Miroku Jyoho Service Co., Ltd. 12,000 149,985
MISUMI Group, Inc. 85,100 1,239,504
Mitani Corp. 14,800 218,123
Mitsuba Corp. 29,900 170,465
Mitsubishi Chemical Group
Corp. 752,900 4,138,336
Mitsubishi Corp. 523,300 10,389,850
Mitsubishi Electric Corp. 170,700 3,790,687
Mitsubishi Estate Co., Ltd. 85,700 1,614,972
Mitsubishi Gas Chemical Co.,
Inc. 67,200 1,169,006
Mitsubishi Heavy Industries,
Ltd. 559,500 13,495,365
Mitsubishi Kakoki Kaisha, Ltd. 4,600 68,406
Mitsubishi Logisnext Co., Ltd. 19,700 257,090
Mitsubishi Logistics Corp. 155,500 1,333,418
Mitsubishi Materials Corp. 121,900 1,881,210
#Mitsubishi Motors Corp. 520,601 1,383,011
#Mitsubishi Paper Mills, Ltd. 23,200 103,902
Mitsubishi Pencil Co., Ltd. 1,400 19,359
Mitsubishi Research Institute,
Inc. 4,500 141,433
Mitsubishi Steel Manufacturing
Co., Ltd. 11,000 121,845
Mitsubishi UFJ Financial
Group, Inc. 1,423,600 19,964,170
Mitsubishi UFJ Financial
Group, Inc., Sponsored ADR 221,488 3,078,683
Mitsuboshi Belting, Ltd. 9,700 232,034
Mitsui & Co., Ltd. 103,900 2,140,204
Mitsui Chemicals, Inc. 89,797 2,024,527
Mitsui DM Sugar Co., Ltd. 10,300 212,167
Mitsui E&S Co., Ltd. 180,900 3,816,456
Mitsui Fudosan Co., Ltd. 210,700 1,901,963
Mitsui High-Tec, Inc. 90,100 461,591

184
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Mitsui Mining & Smelting Co.,
Ltd. 52,300 $ 2,241,503
Mitsui-Soko Holdings Co., Ltd. 48,000 1,255,058
Mitsuuroko Group Holdings
Co., Ltd. 22,700 322,336
Miura Co., Ltd. 21,902 440,674
#Miyaji Engineering Group,
Inc. 14,900 194,944
Miyazaki Bank, Ltd. (The) 16,600 443,417
Miyoshi Oil & Fat Co., Ltd. 4,500 58,158
Mizuho Financial Group, Inc. 224,135 6,675,126
Mizuho Medy Co., Ltd. 7,700 72,807
Mizuno Corp. 37,200 683,712
Mochida Pharmaceutical Co.,
Ltd. 13,200 271,464
Monogatari Corp. (The) 21,400 560,969
MonotaRO Co., Ltd. 55,000 988,206
#MORESCO Corp. 3,400 29,370
Morinaga & Co., Ltd. 49,400 793,709
Morinaga Milk Industry Co.,
Ltd. 59,900 1,307,893
#Moriroku Co., Ltd. 6,700 108,138
Morita Holdings Corp. 21,300 326,092
Morito Co., Ltd. 9,700 99,195
Morozoff, Ltd. 6,600 67,318
#Mory Industries, Inc. 11,500 68,926
MOS Food Services, Inc. 1,400 35,676
#MrMax Holdings, Ltd. 19,900 112,925
MS&AD Insurance Group
Holdings, Inc. 230,839 4,975,858
#MTI, Ltd. 3,900 24,049
Mugen Estate Co., Ltd. 10,000 131,101
m-up Holdings, Inc. 25,800 364,469
Murata Manufacturing Co., Ltd. 147,017 2,215,097
Musashi Seimitsu Industry
Co., Ltd. 47,800 1,041,789
Musashino Bank, Ltd. (The) 21,300 530,041
Nabtesco Corp. 53,401 993,717
#NAC Co., Ltd. 14,600 54,521
Nachi-Fujikoshi Corp. 12,199 262,226
Nadex Co., Ltd. 1,300 8,120
Nafco Co., Ltd. 10,200 126,742
#Nagano Keiki Co., Ltd. 11,200 156,210
Nagase & Co., Ltd. 56,100 1,111,041
Nagase Brothers, Inc. 2,900 37,056
Nagawa Co., Ltd. 1,100 47,510
Nagoya Railroad Co., Ltd. 68,300 746,333
Nakabayashi Co., Ltd. 12,000 41,304
Nakamoto Packs Co., Ltd. 3,000 39,829
#Nakamuraya Co., Ltd. 2,400 49,596
Nakanishi, Inc. 24,100 313,390
Nakayama Steel Works, Ltd. 34,000 144,590
#Namura Shipbuilding Co.,
Ltd. 42,400 879,019
Nankai Electric Railway Co.,
Ltd. 41,000 663,922
Nanto Bank, Ltd. (The) 36,200 1,099,266
Nanyo Corp. 5,200 46,059
Narasaki Sangyo Co., Ltd. 1,200 28,785
Shares Value
JAPAN — (Continued)
Natori Co., Ltd. 3,500 $ 46,816
NCD Co., Ltd. 1,100 21,730
NEC Corp. 273,000 7,979,847
#Needs Well, Inc. 1,200 4,425
*Net Protections Holdings, Inc. 21,600 107,645
#New Art Holdings Co., Ltd. 5,720 53,059
New Japan Chemical Co., Ltd.,
Class B 900 1,268
Nexon Co., Ltd. 19,500 359,434
#Nextage Co., Ltd. 34,100 430,286
#*NexTone, Inc. 1,800 22,151
NGK Insulators, Ltd. 120,100 1,529,830
NH Foods, Ltd. 40,900 1,385,483
NHK Spring Co., Ltd. 114,100 1,299,494
Nicca Chemical Co., Ltd. 4,900 41,318
Nice Corp. 2,400 29,455
Nichias Corp. 38,800 1,503,067
#Nichiban Co., Ltd. 6,100 81,674
Nichicon Corp. 43,700 378,359
#Nichiden Corp. 8,300 157,512
Nichiha Corp. 13,200 277,604
Nichimo Co., Ltd. 4,000 62,567
Nichirei Corp. 124,200 1,508,193
Nichireki Group Co., Ltd. 7,600 150,036
Nichirin Co., Ltd. 7,230 170,547
NIDEC Corp. 97,472 1,886,680
NIDEC Corp., Sponsored ADR 20,248 96,785
Nifco, Inc. 54,400 1,337,453
Nihon Chouzai Co., Ltd. 9,220 215,345
Nihon Dempa Kogyo Co., Ltd. 19,000 106,681
Nihon Denkei Co., Ltd. 3,600 51,167
Nihon Flush Co., Ltd. 14,600 77,902
#Nihon House Holdings Co.,
Ltd. 25,100 51,369
Nihon M&A Center Holdings,
Inc. 205,500 1,037,775
Nihon Nohyaku Co., Ltd. 77,300 456,111
Nihon Yamamura Glass Co.,
Ltd. 2,501 44,571
Nikkiso Co., Ltd. 42,400 381,754
Nikko Co., Ltd. 14,600 73,439
#Nikkon Holdings Co., Ltd. 58,400 1,324,036
Nikon Corp. 154,100 1,508,797
Nintendo Co., Ltd. 111,100 9,368,145
Nippi, Inc. 1,200 86,515
Nippn Corp. 33,200 480,699
Nippon Air Conditioning
Services Co., Ltd. 4,900 38,257
Nippon Aqua Co., Ltd. 11,900 64,444
#Nippon Avionics Co., Ltd. 6,000 177,614
Nippon Carbide Industries Co.,
Inc. 5,300 66,983
#Nippon Carbon Co., Ltd. 5,900 162,500
Nippon Care Supply Co., Ltd. 400 5,568
#Nippon Chemical Industrial
Co., Ltd. 5,300 75,083
#*Nippon Chemi-Con Corp. 18,505 155,054
#*Nippon Coke & Engineering
Co., Ltd. 165,900 103,622

185
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Nippon Concept Corp. 3,900 $ 79,169
#Nippon Concrete Industries
Co., Ltd. 27,100 54,562
Nippon Denko Co., Ltd. 91,800 172,016
Nippon Densetsu Kogyo Co.,
Ltd. 12,400 237,791
Nippon Dry-Chemical Co., Ltd. 4,100 139,759
Nippon Electric Glass Co., Ltd. 64,000 1,724,443
NIPPON EXPRESS
HOLDINGS, Inc. 170,100 3,747,976
Nippon Fine Chemical Co.,
Ltd. 4,800 87,519
Nippon Gas Co., Ltd. 101,900 1,861,006
Nippon Kayaku Co., Ltd. 87,600 823,642
Nippon Kodoshi Corp. 3,200 40,464
Nippon Light Metal Holdings
Co., Ltd. 52,771 618,546
Nippon Paint Holdings Co.,
Ltd. 179,200 1,531,288
Nippon Paper Industries Co.,
Ltd. 95,900 711,149
Nippon Parking Development
Co., Ltd. 157,400 278,205
Nippon Rietec Co., Ltd. 7,697 102,033
Nippon Sanso Holdings Corp. 54,900 1,960,415
Nippon Seisen Co., Ltd. 7,000 50,792
Nippon Sharyo, Ltd. 4,700 75,140
*Nippon Sheet Glass Co., Ltd. 78,431 262,140
Nippon Shinyaku Co., Ltd. 32,800 714,214
Nippon Shokubai Co., Ltd. 79,800 910,970
Nippon Signal Co., Ltd. 39,600 295,760
Nippon Soda Co., Ltd. 24,000 546,995
#Nippon Steel Corp. 179,377 3,479,791
Nippon Thompson Co., Ltd. 44,900 179,904
Nippon Yakin Kogyo Co., Ltd. 22,250 620,951
Nipro Corp. 111,100 1,026,510
Nireco Corp. 900 12,541
Nishimatsu Construction Co.,
Ltd. 21,100 705,086
Nishimatsuya Chain Co., Ltd. 31,700 471,198
Nishi-Nippon Financial
Holdings, Inc. 80,900 1,290,680
Nishi-Nippon Railroad Co., Ltd. 26,600 379,659
Nishio Holdings Co., Ltd. 14,900 419,788
Nissan Chemical Corp. 59,000 1,937,460
*Nissan Motor Co., Ltd. 577,700 1,234,515
Nissan Tokyo Sales Holdings
Co., Ltd. 24,800 82,065
Nissei ASB Machine Co., Ltd. 3,300 143,407
#Nissei Plastic Industrial Co.,
Ltd. 8,100 47,956
Nissha Co., Ltd. 36,101 322,881
Nisshin Oillio Group, Ltd. (The) 18,300 626,233
Nisshin Seifun Group, Inc. 84,630 985,790
Nisshinbo Holdings, Inc. 114,455 731,624
Nissin Foods Holdings Co.,
Ltd. 13,400 255,632
#Nisso Holdings Co., Ltd. 12,900 56,916
Nissui Corp. 326,700 1,921,841
Shares Value
JAPAN — (Continued)
Niterra Co., Ltd. 104,700 $ 3,634,359
Nitori Holdings Co., Ltd. 9,500 817,153
Nitta Gelatin, Inc. 6,300 38,555
Nitto Boseki Co., Ltd. 14,900 663,344
Nitto Denko Corp. 269,900 5,633,117
Nitto Fuji Flour Milling Co., Ltd. 1,400 68,374
#Nitto Kogyo Corp. 20,200 448,307
Nitto Seiko Co., Ltd. 15,000 62,593
Nittoc Construction Co., Ltd. 12,900 101,918
Nittoku Co., Ltd., Class B 10,200 138,196
Noevir Holdings Co., Ltd. 8,100 248,121
NOF Corp. 58,200 1,169,066
Nohmi Bosai, Ltd. 12,000 314,163
Nojima Corp. 57,200 1,316,974
Nomura Holdings, Inc. 833,800 5,568,085
*Nomura Holdings, Inc.,
Sponsored ADR 246,048 1,636,219
#Nomura Micro Science Co.,
Ltd. 15,600 287,547
Nomura Real Estate Holdings,
Inc. 333,900 1,865,465
Nomura Research Institute,
Ltd. 53,879 2,154,874
Noritake Co., Ltd. 16,500 473,089
Noritz Corp. 22,700 289,755
North Pacific Bank, Ltd. 165,400 720,970
#NPC, Inc. 3,300 13,880
NPR-RIKEN Corp. 19,574 331,533
#NS Solutions Corp. 24,500 580,368
NS Tool Co., Ltd. 10,900 56,276
NS United Kaiun Kaisha, Ltd. 14,600 407,455
NSD Co., Ltd. 38,060 913,470
NSK, Ltd. 353,885 1,705,994
NSW, Inc. 6,100 105,183
#NTN Corp. 325,972 558,828
NTT, Inc. 2,468,100 2,504,262
#*Nxera Pharma Co., Ltd. 46,800 286,096
#Oat Agrio Co., Ltd. 4,400 70,519
#Obara Group, Inc. 5,700 146,576
Obayashi Corp. 174,000 2,576,557
OBIC Business Consultants
Co., Ltd. 1,700 98,976
Obic Co., Ltd. 25,500 918,369
#Ochi Holdings Co., Ltd. 2,000 18,632
Odakyu Electric Railway Co.,
Ltd. 91,900 997,499
#Oenon Holdings, Inc. 26,500 103,714
Ogaki Kyoritsu Bank, Ltd.
(The) 32,200 611,499
#Ohara, Inc. 1,500 11,771
Ohba Co., Ltd. 4,400 30,494
Ohsho Food Service Corp. 10,500 261,288
#OIE Sangyo Co., Ltd. 3,000 42,958
Oiles Corp. 14,984 214,363
Oita Bank, Ltd. (The) 10,200 321,938
Oji Holdings Corp. 474,100 2,328,680
#Okabe Co., Ltd. 31,600 182,887
Okada Aiyon Corp. 1,200 15,381
Okamoto Industries, Inc. 4,400 149,985

186
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Okamoto Machine Tool
Works, Ltd. 3,100 $ 101,140
Okamura Corp. 25,300 400,443
Okasan Securities Group, Inc. 89,500 390,721
Oki Electric Industry Co., Ltd. 83,901 880,850
Okinawa Cellular Telephone
Co. 17,700 603,349
#Okinawa Electric Power Co.,
Inc. (The) 19,785 126,865
Okinawa Financial Group, Inc. 18,401 419,997
OKUMA Corp. 28,400 778,431
Okumura Corp. 16,400 486,568
Okura Industrial Co., Ltd. 4,900 142,447
Okuwa Co., Ltd. 24,700 152,636
Olba Healthcare Holdings, Inc. 1,400 19,117
Olympus Corp. 291,200 3,505,158
Omron Corp. 79,400 2,067,634
Ono Pharmaceutical Co., Ltd. 176,930 1,987,443
Onoken Co., Ltd. 14,300 137,399
Onward Holdings Co., Ltd. 95,100 388,628
Ootoya Holdings Co., Ltd. 2,200 77,624
Open House Group Co., Ltd. 49,701 2,222,253
Open Up Group, Inc. 20,300 250,083
Optex Group Co., Ltd. 20,700 234,516
#*Optim Corp. 10,500 36,978
#Optimus Group Co., Ltd. 15,900 38,880
Optorun Co., Ltd. 15,900 172,740
Oracle Corp. 6,200 675,843
Organo Corp. 18,500 1,160,437
Oricon, Inc. 3,100 15,985
Oriental Land Co., Ltd. 85,561 1,770,973
Oriental Shiraishi Corp. 64,400 165,178
#Oro Co., Ltd. 5,500 116,034
Osaka Gas Co., Ltd. 47,300 1,197,468
Osaka Organic Chemical
Industry, Ltd. 10,000 195,887
#OSAKA Titanium
Technologies Co., Ltd. 26,600 293,405
Osaki Electric Co., Ltd. 26,700 185,930
OSG Corp. 49,300 640,757
Otsuka Corp. 42,200 804,070
Otsuka Holdings Co., Ltd. 80,500 3,906,386
OUG Holdings, Inc. 3,600 95,445
Pacific Industrial Co., Ltd. 34,500 476,139
PAL GROUP Holdings Co.,
Ltd. 32,400 1,085,059
PALTAC Corp. 15,850 455,716
Pan Pacific International
Holdings Corp. 109,000 3,671,358
Panasonic Holdings Corp. 424,790 4,065,982
Paraca, Inc. 1,600 20,189
Paramount Bed Holdings Co.,
Ltd., Class A 14,100 232,260
Park24 Co., Ltd. 88,800 1,129,951
Pegasus Co., Ltd. 14,400 55,018
Penta-Ocean Construction
Co., Ltd. 193,100 1,258,720
#People Dreams &
Technologies Group Co., Ltd. 4,700 56,058
Shares Value
JAPAN — (Continued)
*PeptiDream, Inc. 68,500 $ 774,007
Persol Holdings Co., Ltd. 787,400 1,517,300
Pharma Foods International
Co., Ltd. 10,400 61,296
PHC Holdings Corp.,
Registered 15,500 95,784
*PIA Corp. 3,100 61,384
Pickles Holdings Co., Ltd. 5,900 38,812
Pigeon Corp. 41,200 457,185
PILLAR Corp. 15,100 392,312
Pilot Corp. 17,400 508,028
#*PKSHA Technology, Inc. 5,100 120,642
#Plus Alpha Consulting Co.,
Ltd. 21,500 329,297
Pole To Win Holdings, Inc. 20,400 49,070
#Port, Inc. 3,600 45,641
PR Times Corp. 2,600 49,859
Premium Water Holdings, Inc. 3,700 80,395
Press Kogyo Co., Ltd., Class B 60,300 240,006
Prestige International, Inc. 48,200 211,382
Prima Meat Packers, Ltd. 21,900 347,792
#Procrea Holdings, Inc. 35,372 360,783
#Pronexus, Inc. 7,900 59,475
Pro-Ship, Inc. 6,500 127,240
PS Construction Co., Ltd.,
Registered 12,340 150,709
Punch Industry Co., Ltd. 9,700 25,911
QB Net Holdings Co., Ltd. 9,800 78,272
#Qol Holdings Co., Ltd. 21,600 290,641
Quick Co., Ltd. 6,100 94,928
Raccoon Holdings, Inc. 7,500 33,589
Raito Kogyo Co., Ltd. 26,800 556,497
Raiznext Corp. 13,900 172,624
Raksul, Inc. 42,600 355,248
Rakus Co., Ltd. 55,700 866,062
*Rakuten Bank, Ltd. 40,000 1,881,790
*Rakuten Group, Inc. 225,000 1,154,191
Rasa Corp. 4,600 47,041
Rasa Industries, Ltd. 5,500 155,686
Recruit Holdings Co., Ltd. 197,500 11,879,265
Relo Group, Inc. 58,200 674,060
Renaissance, Inc. 5,100 38,836
Renesas Electronics Corp. 340,700 4,224,368
Rengo Co., Ltd. 169,801 991,535
#*RENOVA, Inc. 44,800 211,654
Resona Holdings, Inc. 509,883 4,705,987
Resonac Holdings Corp. 133,400 3,247,800
Resorttrust, Inc. 99,200 1,238,558
Restar Corp. 8,400 151,986
#Retail Partners Co., Ltd. 15,600 149,578
Rheon Automatic Machinery
Co., Ltd. 6,200 56,976
Ricoh Co., Ltd. 172,000 1,520,622
Riken Keiki Co., Ltd. 8,800 187,408
Riken Technos Corp. 20,500 159,238
Riken Vitamin Co., Ltd. 10,500 201,146
#Ringer Hut Co., Ltd. 9,400 141,411
Rinnai Corp. 28,900 718,203
Rion Co., Ltd. 4,000 69,185

187
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Riso Kagaku Corp. 11,720 $ 91,037
#Riso Kyoiku Co., Ltd. 29,623 42,517
Rix Corp. 900 19,765
#Rock Field Co., Ltd. 2,300 23,459
#Rohm Co., Ltd., Registered 162,700 2,062,737
Rohto Pharmaceutical Co.,
Ltd. 63,400 915,855
#Rokko Butter Co., Ltd. 8,459 69,417
Roland Corp., Registered 7,900 165,879
#Rorze Corp. 86,400 1,184,954
Round One Corp. 164,300 1,700,916
Royal Holdings Co., Ltd. 27,100 480,253
Ryobi, Ltd. 21,101 321,223
RYODEN Corp. 8,100 156,085
Ryohin Keikaku Co., Ltd. 143,800 6,851,032
Ryoyo Ryosan Holdings, Inc. 20,468 378,773
S Foods, Inc. 12,500 221,519
S&B Foods, Inc. 2,800 56,095
*SAAF Holdings Co., Ltd. 3,600 6,626
#Sac's Bar Holdings, Inc. 8,621 46,629
Saibu Gas Holdings Co., Ltd. 11,600 142,750
#Saizeriya Co., Ltd. 25,300 897,718
Sakai Chemical Industry Co.,
Ltd. 8,900 169,667
Sakai Heavy Industries, Ltd. 4,200 58,690
Sakai Moving Service Co., Ltd. 8,600 153,262
Sakata INX Corp. 38,800 556,367
Sakata Seed Corp. 18,300 413,436
Sala Corp. 30,100 192,806
San Holdings, Inc. 6,400 68,212
San ju San Financial Group,
Inc. 7,490 169,713
San-A Co., Ltd., Class A 23,900 478,016
San-Ai Obbli Co., Ltd. 38,900 526,524
Sangetsu Corp. 24,300 486,016
San-In Godo Bank, Ltd. (The) 79,700 677,340
#*SANIX HOLDINGS, Inc. 12,200 20,429
*Sanken Electric Co., Ltd. 19,900 1,143,792
Sanki Engineering Co., Ltd. 27,700 821,825
Sanko Gosei, Ltd. 19,400 104,544
Sanko Metal Industrial Co.,
Ltd. 1,200 57,490
Sankyo Co., Ltd. 113,300 2,123,787
Sankyo Frontier Co., Ltd. 4,600 61,987
Sankyo Tateyama, Inc. 20,001 81,070
Sankyu, Inc. 35,900 2,118,051
#Sanoh Industrial Co., Ltd. 23,800 110,701
Sanrio Co., Ltd. 57,100 2,361,097
Sansei Technologies, Inc. 6,300 74,095
Sansha Electric Manufacturing
Co., Ltd. 5,100 29,076
Sanshin Electronics Co., Ltd. 5,500 90,854
Santec Holdings Corp.,
Registered 3,600 143,048
Santen Pharmaceutical Co.,
Ltd., Registered 152,200 1,688,414
Sanwa Holdings Corp. 93,300 2,565,370
Sanyo Chemical Industries,
Ltd. 10,200 268,733
Shares Value
JAPAN — (Continued)
Sanyo Denki Co., Ltd. 7,100 $ 443,470
Sanyo Electric Railway Co.,
Ltd. 6,759 89,554
Sanyo Trading Co., Ltd. 15,000 150,404
Sapporo Holdings, Ltd. 47,500 2,212,216
Sato Corp. 21,100 300,317
Sato Shoji Corp. 8,200 91,592
#Satori Electric Co., Ltd. 7,500 86,564
Sawai Group Holdings Co.,
Ltd. 77,100 998,747
SBI Global Asset Management
Co., Ltd. 16,300 67,477
SBI Holdings, Inc. 47,930 1,803,247
SBS Holdings, Inc. 16,500 353,035
SCREEN Holdings Co., Ltd. 27,800 2,212,990
Scroll Corp. 23,100 167,461
SCSK Corp., Class B 31,400 983,552
Secom Co., Ltd., Class B 27,000 971,673
Seed Co., Ltd. 10,000 32,028
Sega Sammy Holdings, Inc. 95,000 1,960,032
Segue Group Co., Ltd. 4,900 16,345
Seibu Holdings, Inc. 71,600 2,013,430
Seika Corp. 4,300 148,576
#Seikitokyu Kogyo Co., Ltd. 20,100 196,599
Seiko Epson Corp. 101,600 1,299,916
Seiko Group Corp. 19,200 540,297
Seino Holdings Co., Ltd. 72,200 1,104,385
Seiren Co., Ltd. 24,300 399,147
Sekisui Chemical Co., Ltd. 93,900 1,642,525
Sekisui House, Ltd. 135,100 2,860,983
Sekisui Kasei Co., Ltd. 12,300 28,524
SEMITEC Corp. 4,400 69,028
Senko Group Holdings Co.,
Ltd. 92,500 1,251,404
Senshu Electric Co., Ltd. 8,800 251,145
#Senshu Ikeda Holdings, Inc. 214,440 920,484
#*Senshukai Co., Ltd. 6,100 9,809
Septeni Holdings Co., Ltd. 38,600 114,137
Seria Co., Ltd. 30,901 576,564
Seven & i Holdings Co., Ltd. 655,900 8,703,494
Seven Bank, Ltd. 525,300 946,619
#SFP Holdings Co., Ltd. 1,600 23,560
#SG Holdings Co., Ltd. 95,100 1,062,565
Sharingtechnology, Inc. 9,500 77,013
#*Sharp Corp. 70,100 334,349
Shibaura Electronics Co., Ltd. 10,800 435,603
Shibaura Machine Co., Ltd. 20,600 533,154
Shibaura Mechatronics Corp. 12,100 867,530
#Shibusawa Logistics Corp. 4,200 121,958
Shibuya Corp. 9,500 229,775
*SHIFT, Inc. 111,300 1,185,144
Shiga Bank, Ltd. (The) 18,600 755,148
Shikibo, Ltd. 4,398 29,136
Shikoku Bank, Ltd. (The) 23,900 199,464
Shikoku Electric Power Co.,
Inc. 72,400 606,160
#Shima Seiki Manufacturing,
Ltd. 20,400 144,228
Shimadaya Corp. 5,000 63,590

188
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Shimadzu Corp. 23,200 $ 517,971
Shimamura Co., Ltd. 13,500 985,847
Shimano, Inc. 5,100 561,696
Shimizu Bank, Ltd. (The) 12,400 136,610
Shimizu Corp. 200,600 2,239,997
Shimojima Co., Ltd. 5,800 48,483
Shin Maint Holdings Co., Ltd. 4,400 33,008
Shin Nippon Air Technologies
Co., Ltd. 12,600 223,793
#Shin Nippon Biomedical
Laboratories, Ltd. 5,000 46,414
Shinagawa Refractories Co.,
Ltd. 19,100 219,054
#Shindengen Electric
Manufacturing Co., Ltd. 6,600 114,418
Shin-Etsu Chemical Co., Ltd. 202,500 5,913,735
Shin-Etsu Polymer Co., Ltd. 24,000 286,574
Shinko Shoji Co., Ltd. 15,600 103,036
Shinmaywa Industries, Ltd. 49,400 599,385
Shinnihon Corp. 900 10,537
#Shinnihonseiyaku Co., Ltd. 4,600 69,140
Shinobu Foods Products Co.,
Ltd. 5,400 56,226
Shinsho Corp. 7,200 101,282
Shinwa Co., Ltd. 4,900 110,701
Shinwa Co., Ltd. 8,800 45,493
Shionogi & Co., Ltd. 134,000 2,266,946
Ship Healthcare Holdings, Inc. 59,728 841,181
#Shiseido Co., Ltd. 46,700 761,965
Shizuoka Financial Group, Inc. 157,800 1,879,508
Shizuoka Gas Co., Ltd. 24,900 187,459
SHO-BOND Holdings Co., Ltd. 17,300 555,228
Shoei Co., Ltd. 36,400 438,266
#Shoei Foods Corp. 6,400 175,208
Shofu, Inc., Class A 12,000 163,142
Showa Sangyo Co., Ltd. 13,500 272,252
SIGMAXYZ Holdings, Inc. 45,500 366,128
Siix Corp., Registered 27,900 229,325
Simplex Holdings, Inc. 18,300 501,595
#Sinanen Holdings Co., Ltd. 3,600 157,879
Sinfonia Technology Co., Ltd. 15,600 996,153
Sinko Industries, Ltd. 23,900 205,182
SKY Perfect JSAT Holdings,
Inc. 102,200 975,856
Skylark Holdings Co., Ltd. 153,100 2,923,239
Skymark Airlines, Inc. 17,000 55,690
Smaregi, Inc. 1,900 42,357
SMC Corp. 1,300 455,231
#SMK Corp. 2,400 35,036
SMS Co., Ltd. 52,600 534,056
#Socionext, Inc. 79,100 1,526,865
#Soda Nikka Co., Ltd. 9,000 66,441
Sodick Co., Ltd. 41,500 245,699
SoftBank Corp. 3,479,400 5,053,968
Softcreate Holdings Corp.,
Class B 8,400 125,027
Software Service, Inc. 1,300 118,429
Sojitz Corp. 101,300 2,427,242
Shares Value
JAPAN — (Continued)
Soken Chemical & Engineering
Co., Ltd. 9,800 $ 108,748
Solasto Corp. 36,900 105,432
#Soliton Systems K.K. 4,500 41,114
Sompo Holdings, Inc. 210,025 6,240,950
Sony Group Corp. 942,400 23,056,692
#Sony Group Corp., ADR 151,170 3,676,454
Sotetsu Holdings, Inc. 35,658 566,282
Sparx Group Co., Ltd. 13,440 134,047
#SPK Corp., Registered 3,300 52,385
S-Pool, Inc. 33,500 71,677
Square Enix Holdings Co., Ltd. 11,600 791,601
SRE Holdings Corp. 7,000 148,610
SRS Holdings Co., Ltd., Class
B 3,000 25,596
#St Marc Holdings Co., Ltd.,
Registered 3,900 62,350
ST. Corp. 6,400 69,063
Star Mica Holdings Co., Ltd. 17,900 118,941
Star Micronics Co., Ltd. 29,000 337,028
Startia Holdings, Inc. 1,300 22,831
Starts Corp., Inc. 22,400 680,953
Starzen Co., Ltd. 29,800 232,864
St-Care Holding Corp. 8,100 41,820
Stella Chemifa Corp. 6,300 180,215
Step Co., Ltd. 1,700 26,252
STI Foods Holdings, Inc. 3,300 29,032
Strike Co., Ltd. 7,200 189,455
#Studio Alice Co., Ltd. 6,500 92,774
Subaru Corp. 362,200 6,689,491
Sugi Holdings Co., Ltd.,
Registered 38,000 922,888
#Sugimoto & Co., Ltd.,
Registered 10,200 121,659
SUMCO Corp. 272,300 2,165,807
Sumida Corp. 28,500 195,624
Suminoe Co., Ltd. 5,800 43,280
Sumitomo Bakelite Co., Ltd. 39,300 1,155,276
Sumitomo Chemical Co., Ltd. 750,500 1,893,517
Sumitomo Corp. 107,400 2,754,670
Sumitomo Electric Industries,
Ltd. 226,600 5,658,413
Sumitomo Forestry Co., Ltd. 316,800 3,247,045
Sumitomo Heavy Industries,
Ltd. 81,400 1,820,608
Sumitomo Mitsui Construction
Co., Ltd. 76,820 305,248
Sumitomo Mitsui Financial
Group, Inc. 387,949 9,937,495
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 23,500 355,790
Sumitomo Mitsui Trust Group,
Inc. 154,588 4,085,162
Sumitomo Osaka Cement Co.,
Ltd. 29,000 763,853
Sumitomo Realty &
Development Co., Ltd. 67,600 2,489,380
Sumitomo Riko Co., Ltd. 31,300 398,698

189
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Sumitomo Rubber Industries,
Ltd. 123,433 $ 1,422,602
Sumitomo Seika Chemicals
Co., Ltd. 5,300 159,534
Sun Frontier Fudousan Co.,
Ltd. 27,100 383,194
Sundrug Co., Ltd. 34,900 1,039,382
Suntory Beverage & Food, Ltd. 33,500 1,016,831
Sun-Wa Technos Corp. 10,900 175,492
#*SUNWELS Co., Ltd. 9,400 48,657
Suruga Bank, Ltd. 105,600 982,358
#Suzuden Corp. 5,000 56,779
Suzuken Co., Ltd. 53,560 2,035,704
Suzuki Co., Ltd. 6,500 80,119
Suzuki Motor Corp. 371,600 4,114,897
SWCC Corp., Class B 35,500 2,167,813
Synchro Food Co., Ltd. 1,200 4,808
Sysmex Corp. 132,500 2,180,820
System Research Co., Ltd. 6,800 98,818
System Support Holdings, Inc. 4,300 76,974
Systems Engineering
Consultants Co., Ltd. 1,100 38,300
Systena Corp. 204,100 546,545
Syuppin Co., Ltd. 13,600 114,949
T Hasegawa Co., Ltd. 13,100 272,889
T&D Holdings, Inc. 94,300 2,329,068
T. RAD Co., Ltd. 2,600 85,259
Tachibana Eletech Co., Ltd.,
Class S 9,520 181,044
#Tachi-S Co., Ltd., Class S 27,900 332,216
Tadano, Ltd. 67,800 494,213
Taihei Dengyo Kaisha, Ltd. 7,300 317,233
Taiheiyo Cement Corp. 85,222 2,103,156
Taiho Kogyo Co., Ltd. 14,500 61,181
Taikisha, Ltd. 21,600 390,248
Taiko Bank, Ltd. (The) 1,200 13,164
Taisei Corp. 42,500 2,560,251
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 3,200 53,796
Taiyo Holdings Co., Ltd. 22,500 991,229
Taiyo Yuden Co., Ltd. 75,800 1,438,989
Takamatsu Construction
Group Co., Ltd. 8,300 169,866
#Takamiya Co., Ltd. 15,701 34,950
Takaoka Toko Co., Ltd. 10,280 197,751
Takara & Co., Ltd. 5,400 127,738
Takara Bio, Inc. 40,500 238,433
Takara Holdings, Inc. 100,300 849,413
Takara Standard Co., Ltd. 31,800 545,372
Takasago International Corp. 10,000 484,401
Takasago Thermal
Engineering Co., Ltd. 20,100 985,133
Takashima & Co., Ltd. 9,700 103,900
#Takashimaya Co., Ltd. 313,200 2,427,641
Take And Give Needs Co., Ltd. 7,800 46,750
#TAKEBISHI Corp. 4,700 59,306
Takeda Pharmaceutical Co.,
Ltd. 252,408 7,044,178
Shares Value
JAPAN — (Continued)
Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 5,264 $ 72,222
Takeuchi Manufacturing Co.,
Ltd. 29,200 1,051,623
Taki Chemical Co., Ltd. 3,900 75,955
Takuma Co., Ltd. 15,800 230,446
#Tama Home Co., Ltd. 22,800 541,613
Tamron Co., Ltd. 91,200 554,490
#Tamura Corp. 66,901 216,046
TANABE ENGINEERING
Corp. 1,600 27,525
Tanseisha Co., Ltd. 15,000 132,264
Tayca Corp. 8,800 72,741
#Tazmo Co., Ltd. 8,700 130,418
TBK Co., Ltd., Class R 12,900 27,087
TDC Soft, Inc. 13,000 113,592
TDK Corp. 750,500 9,260,630
TDK Corp., ADR 104,370 1,281,664
TechMatrix Corp. 28,200 406,618
Techno Smart Corp. 2,000 22,473
TechnoPro Holdings, Inc. 74,100 2,370,294
Teijin, Ltd. 144,716 1,238,060
Teikoku Electric Manufacturing
Co., Ltd. 6,500 145,985
Tekken Corp. 6,100 127,679
Temairazu, Inc., Registered 1,600 31,948
#Tenpos Holdings Co., Ltd. 800 18,047
#Tera Probe, Inc. 2,800 63,351
Terasaki Electric Co., Ltd. 3,600 92,335
Terumo Corp. 60,800 1,034,644
#Tess Holdings Co., Ltd. 37,100 108,715
THK Co., Ltd. 86,800 2,461,626
TIS, Inc. 85,000 2,731,386
TKC Corp. 10,600 319,771
#*TKP Corp. 5,700 69,311
Toa Corp. 45,900 577,963
TOA ROAD Corp. 24,000 258,347
TOBISHIMA HOLDINGS, Inc. 17,000 221,629
Tobu Railway Co., Ltd. 52,400 895,530
Tocalo Co., Ltd. 37,700 511,034
Tochigi Bank, Ltd. (The) 79,300 235,537
Toda Corp. 140,500 901,377
Toei Animation Co., Ltd. 15,000 328,915
Toell Co., Ltd. 4,200 22,215
Toenec Corp. 27,600 245,015
Togami Electric Manufacturing
Co., Ltd. 1,400 36,745
#Toho Bank, Ltd. (The) 188,700 463,929
Toho Co., Ltd. 5,000 109,140
Toho Co., Ltd. 8,600 544,990
Toho Gas Co., Ltd. 26,800 749,000
#Toho Holdings Co., Ltd. 31,400 1,062,211
#Toho Titanium Co., Ltd. 27,500 251,620
Tohoku Bank, Ltd. (The) 1,800 14,018
Tohoku Electric Power Co.,
Inc. 141,800 999,229
Tokai Carbon Co., Ltd. 182,827 1,257,964
Tokai Corp. 8,900 124,900
TOKAI Holdings Corp. 66,800 474,496

190
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Tokai Rika Co., Ltd. 32,400 $ 521,647
Tokai Tokyo Financial
Holdings, Inc. 97,200 353,936
Tokio Marine Holdings, Inc. 287,300 11,690,921
Tokushu Tokai Paper Co., Ltd. 5,500 143,626
Tokuyama Corp. 64,460 1,398,036
*Tokyo Electric Power Co.
Holdings, Inc. 352,788 1,347,906
Tokyo Electron Device, Ltd. 17,100 300,652
Tokyo Electron, Ltd. 51,400 9,334,277
#Tokyo Energy & Systems,
Inc. 11,000 121,698
Tokyo Gas Co., Ltd. 53,200 1,784,822
Tokyo Kiraboshi Financial
Group, Inc. 26,212 1,144,309
Tokyo Ohka Kogyo Co., Ltd. 35,000 967,939
Tokyo Rope Manufacturing
Co., Ltd. 5,300 47,649
Tokyo Sangyo Co., Ltd. 14,300 77,251
Tokyo Seimitsu Co., Ltd. 31,000 1,967,175
Tokyo Steel Manufacturing
Co., Ltd. 40,600 426,517
Tokyo Tatemono Co., Ltd. 121,200 2,048,791
#Tokyo Tekko Co., Ltd. 6,600 241,643
Tokyotokeiba Co., Ltd. 12,200 423,164
Tokyu Construction Co., Ltd. 70,600 486,476
Tokyu Corp. 74,800 847,927
Tokyu Fudosan Holdings Corp. 628,525 4,472,908
Toli Corp. 22,700 84,920
Tomato Bank, Ltd. 5,200 45,748
Tomen Devices Corp. 2,600 101,930
Tomoe Engineering Co., Ltd. 10,800 114,391
Tomoku Co., Ltd. 7,000 153,261
TOMONY Holdings, Inc. 186,300 760,080
Tomy Co., Ltd. 80,200 1,709,036
Topcon Corp. 101,300 2,217,904
Topre Corp. 34,100 470,618
Topy Industries, Ltd. 11,501 200,071
Toray Industries, Inc. 392,000 2,703,718
#Torex Semiconductor, Ltd. 5,000 51,530
Toridoll Holdings Corp., Class
A 33,300 986,421
Torishima Pump
Manufacturing Co., Ltd., Class
A 10,100 146,505
Tosei Corp. 26,300 510,289
Toshiba TEC Corp. 19,000 381,906
Tosho Co., Ltd. 7,900 35,853
Tosoh Corp. 132,700 2,010,847
Totech Corp. 12,500 238,214
Totetsu Kogyo Co., Ltd. 18,100 502,728
TOTO, Ltd. 85,499 2,210,549
#Tottori Bank, Ltd. (The) 1,200 10,501
Toumei Co., Ltd. 1,800 21,672
Tow Co., Ltd. 25,000 52,660
Towa Bank, Ltd. (The) 9,577 49,064
#Towa Corp. 101,100 1,279,075
Towa Pharmaceutical Co., Ltd. 23,900 524,071
Toyo Construction Co., Ltd. 48,800 536,007
Shares Value
JAPAN — (Continued)
#Toyo Corp. 8,100 $ 82,402
Toyo Gosei Co., Ltd. 200 6,791
Toyo Innovex Co., Ltd. 7,600 32,522
Toyo Kanetsu KK 4,700 127,576
Toyo Seikan Group Holdings,
Ltd. 50,000 1,042,227
Toyo Suisan Kaisha, Ltd. 13,000 834,878
#Toyo Tanso Co., Ltd. 12,700 410,970
Toyo Tire Corp. 93,200 1,984,204
#Toyobo Co., Ltd. 110,801 721,519
Toyoda Gosei Co., Ltd. 44,300 943,724
Toyota Boshoku Corp. 60,300 862,259
Toyota Motor Corp. 2,392,600 42,869,503
Toyota Motor Corp.,
Sponsored ADR 14,261 2,552,291
Toyota Tsusho Corp. 240,000 5,535,333
Traders Holdings Co., Ltd. 16,320 130,131
#Transaction Co., Ltd. 7,700 134,665
Transcosmos, Inc. 10,037 240,429
TRE Holdings Corp. 39,944 363,091
#Treasure Factory Co., Ltd. 11,100 128,558
Trend Micro, Inc., Class B 31,000 1,900,847
#Tri Chemical Laboratories,
Inc. 19,300 443,081
Trusco Nakayama Corp. 26,000 380,597
#TRYT, Inc. 1,999 11,662
#Tsubaki Nakashima Co., Ltd. 33,300 77,666
Tsubakimoto Chain Co. 44,700 632,058
#Tsubakimoto Kogyo Co., Ltd. 4,500 79,986
Tsuburaya Fields Holdings,
Inc. 33,100 512,242
Tsugami Corp. 37,100 514,487
Tsukishima Holdings Co., Ltd. 22,200 339,280
#Tsukuba Bank, Ltd. 71,800 123,567
Tsumura & Co. 52,100 1,293,715
#Tsuruha Holdings, Inc. 20,700 1,528,825
Tsurumi Manufacturing Co.,
Ltd. 5,000 130,403
Tsuzuki Denki Co., Ltd. 7,400 150,218
UACJ Corp. 28,890 1,147,960
UBE Corp. 82,420 1,269,748
Ubicom Holdings, Inc. 4,900 33,503
Uchida Yoko Co., Ltd. 5,700 393,143
Ueki Corp. 800 11,684
Ukai Co., Ltd. 1,800 42,699
ULS Group, Inc. 900 43,716
Ulvac, Inc. 34,800 1,296,545
UMENOHANA GROUP Co.,
Ltd. 3,600 19,687
U-Next Holdings Co., Ltd. 37,500 511,063
Unicharm Corp. 235,500 1,636,819
Unipres Corp. 36,762 261,373
United Arrows, Ltd. 21,200 309,488
#United Super Markets
Holdings, Inc. 35,435 221,800
#UNITED, Inc. 13,800 52,543
*Universal Entertainment Corp. 21,401 144,053
Urbanet Corp Co., Ltd. 14,900 49,899
User Local, Inc. 3,100 39,385

191
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Ushio, Inc. 64,300 $ 793,416
USS Co., Ltd. 154,700 1,692,505
UT Group Co., Ltd. 24,700 422,130
V Technology Co., Ltd. 8,200 163,134
Valor Holdings Co., Ltd. 31,500 558,856
Valqua, Ltd. 11,300 265,427
#Value HR Co., Ltd. 10,200 113,796
ValueCommerce Co., Ltd. 15,300 82,043
Vector, Inc. 22,800 168,165
Vertex Corp. 11,460 212,912
Vision, Inc. 33,800 249,746
*Visional, Inc. 16,100 1,270,391
Vital KSK Holdings, Inc. 26,100 220,427
VT Holdings Co., Ltd. 62,136 193,227
Wacoal Holdings Corp. 32,200 1,172,504
Wacom Co., Ltd. 71,000 309,957
Wakachiku Construction Co.,
Ltd. 5,800 196,551
Wakita & Co., Ltd. 23,100 269,995
Warabeya Nichiyo Holdings
Co., Ltd. 8,500 152,892
#Waseda Academy Co., Ltd. 3,100 53,124
Watahan & Co., Ltd. 10,600 111,004
WDB Holdings Co., Ltd. 4,900 55,872
#Wealth Management, Inc. 5,400 36,384
Weathernews, Inc. 5,200 153,414
Welcia Holdings Co., Ltd. 54,700 921,026
Wellnet Corp. 5,800 28,211
#West Holdings Corp. 19,624 197,290
West Japan Railway Co. 69,700 1,538,082
#Will Group, Inc. 11,400 73,099
WingArc1st, Inc. 10,400 250,507
Workman Co., Ltd. 10,200 441,902
World Co., Ltd. 23,500 434,569
World Holdings Co., Ltd. 6,100 97,157
*W-Scope Corp. 39,600 63,152
#Xebio Holdings Co., Ltd. 23,100 171,759
#YAC Holdings Co., Ltd. 14,600 78,969
Yahagi Construction Co., Ltd. 16,300 216,185
Yakult Honsha Co., Ltd. 36,000 581,760
#YAKUODO Holdings Co., Ltd. 9,200 141,459
YAMABIKO Corp. 20,700 304,802
YAMADA Consulting Group
Co., Ltd. 5,200 57,807
Yamada Corp. 900 30,768
Yamada Holdings Co., Ltd. 329,500 1,010,427
Yamae Group Holdings Co.,
Ltd. 12,100 209,365
Yamagata Bank, Ltd. (The) 15,000 152,596
Yamaguchi Financial Group,
Inc. 149,200 1,704,208
Yamaha Corp. 110,403 797,789
Yamaha Motor Co., Ltd. 459,700 3,340,190
#Yamaichi Electronics Co.,
Ltd. 19,600 378,338
#Yamami Co. 1,500 46,198
Yamanashi Chuo Bank, Ltd.
(The) 12,200 228,281
Yamatane Corp. 10,800 185,651
Shares Value
JAPAN — (Continued)
Yamato Holdings Co., Ltd. 91,800 $ 1,338,922
Yamau Holdings Co., Ltd. 2,800 40,020
Yamaura Corp. 3,100 27,499
Yamaya Corp. 2,500 43,905
Yamazaki Baking Co., Ltd. 74,200 1,601,886
Yamazen Corp. 38,500 343,058
Yaoko Co., Ltd. 10,700 693,710
#Yashima Denki Co., Ltd. 8,600 101,946
Yaskawa Electric Corp. 22,200 469,387
YE DIGITAL Corp. 4,300 18,743
Yellow Hat, Ltd. 49,800 527,798
Yokogawa Bridge Holdings
Corp. 29,600 527,507
Yokogawa Electric Corp. 51,900 1,389,449
Yokohama Rubber Co., Ltd.
(The) 90,900 2,627,429
#Yokorei Co., Ltd. 37,000 259,132
Yokowo Co., Ltd. 12,200 128,003
#Yondenko Corp. 16,500 146,696
#Yondoshi Holdings, Inc. 4,700 54,185
Yonex Co., Ltd. 32,400 641,993
#*Yoshimura Food Holdings
KK 4,800 27,429
#Yoshinoya Holdings Co., Ltd. 35,700 779,496
#Yossix Holdings Co., Ltd. 1,300 22,580
Yotai Refractories Co., Ltd.,
Registered 600 6,841
Yuasa Trading Co., Ltd. 7,500 234,476
Yukiguni Factory Co., Ltd. 14,400 107,836
Yurtec Corp. 30,400 500,152
Yushin Co 10,700 44,792
Zacros Corp. 8,900 233,596
Zenrin Co., Ltd. 23,650 174,120
Zensho Holdings Co., Ltd. 41,837 2,222,856
Zeon Corp. 128,800 1,377,050
ZERIA Pharmaceutical Co.,
Ltd. 15,700 218,242
ZIGExN Co., Ltd. 40,900 138,603
Zojirushi Corp., Class B 13,400 161,696
ZOZO, Inc., Class B 92,400 917,891
Zuiko Corp. 4,800 32,118
TOTAL JAPAN 1,343,966,688
KOREA, REPUBLIC OF — (4.0%)
*3S Korea Co., Ltd. 5,682 7,690
Able C&C Co., Ltd. 4,892 33,653
ABOV Semiconductor Co., Ltd. 2,456 20,809
*ADTechnology Co., Ltd. 1,492 27,219
Advanced Nano Products Co.,
Ltd. 930 36,213
Advanced Process Systems
Corp., Class A 5,346 69,813
#Aekyung Chemical Co., Ltd. 12,551 108,242
#Aekyung Industrial Co., Ltd. 6,031 72,148
*AeroSpace Technology of
Korea, Inc. 90,306 44,671
Ahnlab, Inc. 1,336 61,656
*Air Busan Co., Ltd., Class H 34,589 51,380
AJ Networks Co., Ltd. 11,316 34,761

192
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Ajin Industrial Co., Ltd. 26,488 $ 53,098
AK Holdings, Inc. 2,913 24,219
*Alteogen, Inc., Class A 1,947 637,394
*ALUKO Co., Ltd., Class H 46,331 79,846
*Amicogen, Inc., Class A 6,196 18,273
*Aminologics Co., Ltd., Class A 9,612 7,527
Amorepacific Corp., Class A 4,355 423,001
*Amotech Co., Ltd. 4,254 35,859
*Anam Electronics Co., Ltd.,
Class F 5,947 6,059
*Ananti, Inc. 36,793 263,982
*Anapass, Inc. 731 9,889
*Aprogen, Inc., Class A 42,647 18,820
*APT Neuroscience, Inc. 16,925 16,830
#Asia Cement Co., Ltd. 12,838 132,194
ASIA Holdings Co., Ltd. 648 157,234
*Asia Pacific Satellite, Inc. 5,010 44,580
Asia Paper Manufacturing Co.,
Ltd., Class F 20,255 116,845
*ASTORY Co., Ltd. 625 4,480
Atec Co., Ltd. 2,664 26,586
Avaco Co., Ltd. 4,785 46,063
#Baiksan Co., Ltd., Class A 11,593 126,898
BGF Retail Co., Ltd., Class A 4,943 403,125
#BH Co., Ltd. 21,713 230,157
*BHI Co., Ltd. 13,935 404,947
*Binex Co., Ltd. 8,853 106,545
#Binggrae Co., Ltd. 4,653 273,114
Bio Plus Co., Ltd. 22,625 113,060
*Biodyne Co., Ltd. 1,978 21,238
*Bioneer Corp. 5,429 58,917
*BioSmart Co., Ltd. 2,999 6,953
*BNC Korea Co., Ltd. 30,915 116,143
BNK Financial Group, Inc. 140,090 1,473,834
Boditech Med, Inc., Class A 7,281 75,026
#Bookook Securities Co., Ltd. 1,891 72,133
#Boryung 17,835 108,800
*Bosung Power Technology
Co., Ltd. 7,264 16,500
*Bukwang Pharmaceutical
Co., Ltd. 18,585 43,487
BYC Co., Ltd. 1,130 32,063
Byucksan Corp. 20,689 33,343
C&C International Co., Ltd. 1,598 51,047
*Cafe24 Corp., Class A 11,226 350,509
#Caregen Co., Ltd. 9,011 323,260
*Celltrion Pharm, Inc. 1,869 72,507
Celltrion, Inc. 10,663 1,375,549
*Chabiotech Co., Ltd. 3,640 29,108
Cheil Worldwide, Inc., Class A 34,116 489,058
#Chemtronics Co., Ltd. 8,647 136,239
*Chemtros Co., Ltd. 3,668 11,466
#Cheryong Electric Co., Ltd. 8,649 252,897
Cheryong Industrial Co., Ltd. 2,768 12,335
Chips&Media, Inc. 5,555 68,496
*Choil Aluminum Co., Ltd. 30,616 33,446
Chong Kun Dang
Pharmaceutical Corp. 4,182 255,118
Shares Value
KOREA, REPUBLIC OF — (Continued)
Chongkundang Holdings
Corp., Class A 1,701 $ 60,715
Choong Ang Vaccine
Laboratory 2,721 19,601
*Chunbo Co., Ltd. 1,736 56,269
#*CJ CGV Co., Ltd. 64,665 239,673
CJ CheilJedang Corp. 6,996 1,268,744
#CJ Corp. 11,743 1,314,186
*CJ ENM Co., Ltd. 13,761 650,939
CJ Freshway Corp. 4,516 95,413
CJ Logistics Corp., Class H 7,706 494,544
Classys, Inc. 6,192 258,074
CLIO Cosmetics Co., Ltd. 1,954 21,205
*CMG Pharmaceutical Co.,
Ltd., Class H 28,024 39,607
*CoAsia Corp. 3,691 12,935
*Com2uS Holdings Corp.,
Class F 4,821 80,477
*ContentreeJoongAng Corp. 2,018 14,930
#Coocon Corp. 2,966 76,460
#Cosmax, Inc. 4,865 882,281
#Cosmecca Korea Co., Ltd. 5,941 289,167
*CosmoAM&T Co., Ltd. 3,019 84,575
*Cosmochemical Co., Ltd.,
Class A 2,545 30,170
#Coway Co., Ltd. 28,145 2,210,117
Cowintech Co., Ltd., Class F 4,537 40,895
*Creative & Innovative System 31,132 170,162
Creverse, Inc. 2,742 27,365
*CrystalGenomics Invites Co.,
Ltd. 9,499 11,706
*CS Bearing Co., Ltd. 3,803 18,812
#CS Wind Corp. 22,421 745,319
*CTC BIO, Inc. 3,624 16,359
*CUBE ENTERTAINMENT,
Inc. 5,483 64,841
#Cuckoo Homesys Co., Ltd. 8,292 166,522
*Curexo, Inc. 1,456 8,861
#D.I Corp. 9,530 94,970
*<DA Technology Co., Ltd.,
Class A 14,300 392
#Dae Hwa Pharmaceutical
Co., Ltd. 3,436 37,140
Dae Won Kang Up Co., Ltd. 33,475 89,070
*Daea TI Co., Ltd. 12,451 45,879
*Daechang Co., Ltd. 24,606 25,585
Daechang Forging Co., Ltd. 5,946 26,154
Daedong Corp. 18,603 134,143
Daeduck Electronics Co., Ltd. 16,409 282,791
#*Daeho AL Co., Ltd. 17,420 23,113
*Dae-Il Corp. 23,986 74,373
#Daejoo Electronic Materials
Co., Ltd. 4,211 224,093
Daesang Corp. 20,077 340,938
Daesang Holdings Co., Ltd. 12,228 88,527
Daesung Energy Co., Ltd. 3,138 19,211
*Daesung Industrial Co., Ltd. 28,124 90,752
#*Daewon Cable Co., Ltd. 42,490 89,619
*Daewon Media Co., Ltd. 4,013 29,603

193
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Daewon Pharmaceutical Co.,
Ltd. 7,760 $ 74,030
*Daewoo Engineering &
Construction Co., Ltd. 173,036 467,901
#Daewoong Co., Ltd. 17,983 302,786
Daewoong Pharmaceutical
Co., Ltd., Class A 3,025 321,084
Daishin Securities Co., Ltd.,
Class A 20,529 378,220
#*Danal Co., Ltd. 33,495 201,675
Daol Investment & Securities
Co., Ltd., Class A 33,410 82,634
*Dawonsys Co., Ltd. 8,777 52,024
DB HiTek Co., Ltd. 26,230 864,372
DB Insurance Co., Ltd. 46,721 4,312,293
DB Securities Co., Ltd., Class
A 21,349 138,088
*DE&T Co., Ltd. 10,499 55,644
#Dear U Co., Ltd. 5,038 179,280
Dentium Co., Ltd. 4,929 229,248
*Devsisters Co., Ltd. 2,441 75,247
#DI Dong Il Corp., Class A 11,031 340,046
Digital Daesung Co., Ltd. 12,951 78,072
*DIO Corp. 3,023 40,240
*DK Tech Co., Ltd. 6,957 35,166
*DKME, Class A 128,469 46,319
DL Holdings Co., Ltd. 10,303 375,181
<DMS Co., Ltd. 9,939 34,028
DN Automotive Corp., Class A 17,805 372,328
Dohwa Engineering Co., Ltd. 10,699 51,535
Dong-A Socio Holdings Co.,
Ltd. 2,503 202,146
Dong-A ST Co., Ltd. 3,624 123,605
#Dongbang Transport
Logistics Co., Ltd., Class A 29,861 66,642
#Dongjin Semichem Co., Ltd. 32,273 737,708
Dongkoo Bio & Pharma Co.,
Ltd. 5,626 20,487
DongKook Pharmaceutical
Co., Ltd. 10,674 145,240
Dongkuk CM Co., Ltd. 3,282 14,342
Dongkuk Industries Co., Ltd. 26,810 75,106
Dongkuk Steel Mill Co., Ltd. 17,693 137,533
*Dongkuk Structures &
Construction Co., Ltd. 21,280 41,661
#Dongsuh Cos., Inc. 13,142 282,399
Dongsung Chemical Co., Ltd. 25,403 79,865
Dongsung Finetec Co., Ltd. 11,361 231,431
#*Dongwha Enterprise Co.,
Ltd. 7,677 51,040
Dongwha Pharm Co., Ltd. 14,952 72,345
Dongwon Industries Co., Ltd. 5,117 169,171
Dongwon Metal Co., Ltd.,
Class A 3,544 3,642
Dongwon Systems Corp. 4,329 96,613
#Dongwoon Anatech Co., Ltd.,
Class A 13,021 167,316
#*Dongyang Steel Pipe Co.,
Ltd. 34,293 41,444
Shares Value
KOREA, REPUBLIC OF — (Continued)
Doosan Bobcat, Inc. 33,124 $ 1,323,240
#Doosan Co., Ltd. 4,892 2,120,055
*Doosan Enerbility Co., Ltd. 62,780 2,969,691
*Doosan Fuel Cell Co., Ltd. 3,846 64,895
#Doosan Tesna, Inc., Class A 8,284 194,138
#Douzone Bizon Co., Ltd. 10,986 566,411
*Dream Security Co., Ltd. 15,900 39,612
Dreamtech Co., Ltd. 13,997 62,072
*DRTECH Corp. 13,745 16,294
*DS Dansuk Co., Ltd. 1,118 21,283
*DSK Co., Ltd. 9,852 50,084
*Duk San Neolux Co., Ltd. 3,036 87,897
*Duksan Hi-Metal Co., Ltd. 13,786 49,406
*Duksan Techopia Co., Ltd. 1,157 14,091
Duksung Co., Ltd. 4,706 19,953
DY Corp. 11,770 38,404
DY POWER Corp. 4,701 45,390
*DYPNF Co., Ltd. 2,244 31,359
*<E Investment&Development
Co., Ltd. 33,589 6,322
Easy Bio, Inc. 11,835 48,132
Easy Holdings Co., Ltd., Class
A 27,105 73,196
Echo Marketing, Inc. 10,946 91,164
#Ecoplastic Corp. 34,910 89,994
*Ecopro BM Co., Ltd. 2,751 220,389
#Ecopro Co., Ltd. 27,478 976,828
Ecopro HN Co., Ltd. 7,664 146,173
E-MART, Inc. 14,888 958,681
*EMKOREA Co., Ltd. 7,151 10,725
*EMRO, Inc. 2,062 71,221
*EM-Tech Co., Ltd. 9,562 75,845
*Enchem Co., Ltd. 715 34,595
ENF Technology Co., Ltd. 9,439 288,928
#Eo Technics Co., Ltd., Class
A 1,201 189,226
*Eubiologics Co., Ltd. 16,922 157,896
Eugene Investment &
Securities Co., Ltd. 69,920 170,414
Eugene Technology Co., Ltd. 4,243 136,915
*EV Advanced Material Co.,
Ltd. 14,743 23,601
*E-World 19,065 22,051
*Exem Co., Ltd. 11,356 18,957
Exicon Co., Ltd. 2,683 19,869
#F&F Co., Ltd. 7,482 377,121
F&F Holdings Co., Ltd. 4,983 68,414
FarmStory Co., Ltd., Class A 29,835 26,419
FIBERPRO, Inc. 4,704 21,200
*Fine M-Tec Co., Ltd. 10,903 89,627
*Fine Semitech Corp. 5,929 100,256
*Foosung Co., Ltd. 9,289 32,386
Galaxia Moneytree Co., Ltd. 2,308 17,209
*GAMSUNG Corp. Co., Ltd. 37,730 159,430
*Gaon Cable Co., Ltd., Class A 2,418 110,717
*Gaonchips Co., Ltd. 711 24,276
#*GC Cell Corp. 6,550 95,407
*GeneOne Life Science, Inc. 22,871 37,684
*Genexine, Inc. 19,507 72,722

194
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Genic Co., Ltd., Class A 2,221 $ 59,817
*Genomictree, Inc. 1,668 18,703
Genoray Co., Ltd. 3,867 15,810
*Giantstep, Inc. 1,986 9,595
Global Standard Technology
Co., Ltd. 13,378 187,338
*Global Tax Free Co., Ltd. 22,068 114,255
*GnBS eco Co., Ltd. 6,126 15,903
GnCenergy Co., Ltd. 6,684 164,112
GOLFZON Co., Ltd. 2,995 144,049
Grand Korea Leisure Co., Ltd. 15,373 172,154
Green Chemical Co., Ltd. 5,776 32,445
#Green Cross Corp. 2,959 310,025
#Green Cross Holdings Corp. 18,854 217,525
*Green Plus Co., Ltd. 1,493 7,202
GS Engineering &
Construction Corp. 66,121 922,585
GS Global Corp. 38,704 74,935
GS Holdings Corp. 37,868 1,346,187
*GS P&L Co., Ltd. 6,616 183,433
#GS Retail Co., Ltd., Class A 29,688 349,157
HAESUNG DS Co., Ltd. 7,635 134,609
Haesung Industrial Co., Ltd.,
Class H 13,426 75,127
Han Kuk Carbon Co., Ltd. 10,760 232,766
Hana Financial Group, Inc.,
Class A 129,441 7,971,057
Hana Materials, Inc. 3,820 71,894
#Hana Micron, Inc. 42,975 399,443
Hana Pharm Co., Ltd., Class A 1,287 11,109
*Hana Technology Co., Ltd. 913 15,340
Hana Tour Service, Inc. 6,440 250,764
*Hanall Biopharma Co., Ltd. 2,936 57,373
#Hancom, Inc., Class A 11,361 226,106
Handok, Inc. 5,594 47,800
Handsome Co., Ltd., Class A 5,861 68,973
Hanil Cement Co., Ltd. 8,323 124,833
Hanil Feed Co., Ltd. 15,396 40,910
Hanil Holdings Co., Ltd. 8,066 108,939
Hanil Hyundai Cement Co.,
Ltd. 4,694 68,203
Hanjin Kal Corp. 7,329 577,103
Hanjin Transportation Co., Ltd. 7,279 109,699
#Hankook Cosmetics
Manufacturing Co., Ltd. 1,268 58,517
Hankook Shell Oil Co., Ltd. 368 120,208
Hankook Tire & Technology
Co., Ltd. 52,962 1,697,549
Hanmi Pharm Co., Ltd. 2,565 516,958
#Hanmi Science Co., Ltd. 3,892 142,288
#Hanmi Semiconductor Co.,
Ltd. 21,250 1,408,188
HanmiGlobal Co., Ltd. 5,606 79,595
Hannong Chemicals, Inc. 1,594 17,437
*Hanon Systems, Class A 102,450 242,310
#Hansae Co., Ltd. 11,518 87,456
#Hansol Chemical Co., Ltd. 4,066 533,904
Hansol Holdings Co., Ltd. 21,309 49,785
Hansol Paper Co., Ltd. 4,248 26,190
Shares Value
KOREA, REPUBLIC OF — (Continued)
Hansol Technics Co., Ltd. 24,852 $ 108,239
Hanssem Co., Ltd., Class A 1,551 52,453
Hanwha Aerospace Co., Ltd. 8,091 5,810,958
Hanwha Corp. 12,855 925,100
*Hanwha Engine 15,222 380,330
*Hanwha Galleria Corp. 102,658 84,759
*Hanwha General Insurance
Co., Ltd. 56,729 246,257
*Hanwha Investment &
Securities Co., Ltd. 85,786 362,493
*Hanwha Life Insurance Co.,
Ltd. 150,974 378,850
*Hanwha Ocean Co., Ltd. 6,516 527,651
#Hanwha Solutions Corp. 69,910 1,547,618
Hanwha Systems Co., Ltd. 21,464 919,355
*Hanwha Vision Co., Ltd. 15,931 709,933
Hanyang Securities Co., Ltd.,
Class A 5,778 73,204
*Harim Co., Ltd. 42,694 93,897
#Harim Holdings Co., Ltd. 46,748 315,856
HB SOLUTION Co., Ltd.,
Class A 35,230 58,937
HC HomeCenter Co., Ltd. 64,817 36,550
HD Hyundai Co., Ltd. 26,483 2,723,158
HD Hyundai Construction
Equipment Co., Ltd. 8,782 586,395
HD Hyundai Electric Co., Ltd. 6,475 2,339,180
*HD Hyundai Energy Solutions
Co., Ltd. 5,084 161,304
HD Hyundai Heavy Industries
Co., Ltd. 762 269,513
HD Hyundai Infracore Co., Ltd. 94,097 1,045,598
#HD HYUNDAI MIPO 5,901 902,085
#HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 9,107 2,357,523
#HDC Holdings Co., Ltd. 30,770 512,538
HDC Hyundai Development
Co-Engineering & Construction 34,365 583,571
*HD-Hyundai Marine Engine 5,102 241,709
*Helixmith Co., Ltd. 12,479 29,605
*Heung-A Shipping Co., Ltd. 49,288 62,694
*HFR, Inc. 1,421 16,354
#Hite Jinro Co., Ltd. 26,823 391,668
Hitejinro Holdings Co., Ltd. 3,633 27,192
#*HJ Shipbuilding &
Construction Co., Ltd. 4,334 27,845
HK inno.N Corp. 7,344 238,304
HL Holdings Corp. 3,510 99,089
HL Mando Co., Ltd., Class A 31,716 795,873
*HLB Biostep Co., Ltd. 19,959 19,861
*HLB Global Co., Ltd. 7,378 13,354
#*HLB Life Science Co., Ltd. 13,431 45,664
*HLB PANAGENE Co., Ltd. 6,136 8,845
*Hlb Pharma Ceutical Co., Ltd. 2,778 32,351
*HLB, Inc. 6,248 216,256
*Homecast Co., Ltd. 4,578 6,883
#*Hotel Shilla Co., Ltd., Class
A 7,396 250,124
HPSP Co., Ltd. 16,233 314,289

195
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
HS Hyosung Advanced
Materials Corp. 2,037 $ 290,245
*HS Hyosung Corp. 1,392 62,333
HS Industries Co., Ltd. 23,629 76,418
*Hugel, Inc., Class A 2,226 540,930
#Humedix Co., Ltd., Class A 5,699 271,224
*Huneed Technologies 6,014 41,718
Huons Co., Ltd. 4,327 89,080
Hwa Shin Co., Ltd. 16,937 107,230
Hwaseung Enterprise Co.,
Ltd., Class A 10,175 55,248
HYBE Co., Ltd. 3,136 586,813
*Hydro Lithium, Inc. 13,236 24,386
Hyosung Corp. 6,256 392,466
Hyosung Heavy Industries
Corp. 2,851 2,520,425
Hyosung TNC Corp. 2,123 361,284
Hyundai Autoever Corp. 2,275 252,796
Hyundai Bioland Co., Ltd. 10,898 38,978
Hyundai BNG Steel Co., Ltd. 5,472 49,914
#Hyundai Department Store
Co., Ltd. 9,455 482,022
Hyundai Elevator Co., Ltd. 8,834 543,366
HYUNDAI EVERDIGM Corp. 9,040 52,410
Hyundai Ezwel Co., Ltd. 4,351 21,366
Hyundai Glovis Co., Ltd. 27,570 2,932,344
Hyundai Green Food 16,553 208,166
Hyundai Livart Furniture Co.,
Ltd. 10,701 61,268
*Hyundai Marine & Fire
Insurance Co., Ltd. 46,990 891,143
Hyundai Motor Co. 32,153 4,938,411
Hyundai Motor Securities Co.,
Ltd. 20,023 122,292
Hyundai Movex Co., Ltd. 10,109 37,759
Hyundai Pharmaceutical Co.,
Ltd. 4,127 11,442
#Hyundai Rotem Co., Ltd.,
Class A 28,629 4,170,074
Hyundai Steel Co. 49,293 1,268,936
Hyundai Wia Corp., Class A 13,266 476,861
HyVision System, Inc. 7,599 83,727
i3system, Inc., Class A 3,264 270,666
*ICD Co., Ltd. 1,320 3,645
iFamilySC Co., Ltd. 6,136 71,280
*Il Dong Pharmaceutical Co.,
Ltd. 3,758 51,785
Iljin Electric Co., Ltd. 18,059 554,089
Iljin Holdings Co., Ltd. 16,835 73,080
*Iljin Hysolus Co., Ltd. 739 8,846
Iljin Power Co., Ltd. 3,494 25,421
Ilyang Pharmaceutical Co.,
Ltd. 7,063 67,635
iM Financial Group Co., Ltd. 129,286 1,293,046
iMarketKorea, Inc. 13,942 84,147
InBody Co., Ltd. 4,681 80,334
Incar Financial Service Co.,
Ltd. 11,715 96,133
Shares Value
KOREA, REPUBLIC OF — (Continued)
Industrial Bank of Korea, Class
A 108,303 $ 1,516,617
Innocean Worldwide, Inc. 15,149 215,197
InnoWireless Co., Ltd. 2,104 30,176
#Innox Advanced Materials
Co., Ltd., Class A 10,026 196,283
*Insun ENT Co., Ltd., Class A 14,066 53,148
*Insung Information Co., Ltd. 23,271 36,497
Intellian Technologies, Inc. 1,115 39,155
*Interflex Co., Ltd. 8,750 57,732
Interojo Co., Ltd. 5,768 85,264
iNtRON Biotechnology, Inc. 4,189 12,294
IS Dongseo Co., Ltd. 11,088 162,706
#ISC Co., Ltd. 4,897 213,635
i-SENS, Inc. 5,148 67,264
*ISU Chemical Co., Ltd. 4,911 21,708
#*ISU Specialty Chemical 6,025 192,028
IsuPetasys Co., Ltd., Class R 48,229 2,260,517
*Itcenglobal Co., Ltd. 1,764 22,184
*ITEK, Inc. 12,843 57,325
*ITM Semiconductor Co., Ltd. 1,980 20,260
*J Steel Co. Holdings, Inc. 8,350 9,977
#*Jahwa Electronics Co., Ltd. 11,508 152,356
JASTECH, Ltd. 1,201 3,248
JB Financial Group Co., Ltd. 75,507 1,257,724
*Jeil Pharmaceutical Co., Ltd. 2,362 23,811
*Jeju Air Co., Ltd. 20,174 98,775
#*Jeju Semiconductor Corp. 24,208 263,586
*Jin Air Co., Ltd. 12,252 79,248
Jinsung T.E.C. 9,377 81,680
JNK Global Co., Ltd. 11,443 35,522
#*JNTC Co., Ltd. 7,362 87,061
Jusung Engineering Co., Ltd. 20,474 402,305
JVM Co., Ltd. 3,602 74,414
JW Holdings Corp. 24,181 61,464
JW Life Science Corp. 6,689 60,388
#JW Pharmaceutical Corp. 8,930 146,172
JYP Entertainment Corp. 13,719 719,189
K Car Co., Ltd. 11,602 132,685
K Ensol Co., Ltd. 3,020 26,742
Kakao Corp. 17,272 722,365
#*Kakao Games Corp. 20,812 257,824
KakaoBank Corp. 13,083 265,094
#*Kakaopay Corp. 3,396 156,968
*<Kanglim Co., Ltd. 21,473 2,926
Kangnam Jevisco Co., Ltd. 5,538 50,556
*Kangwon Energy Co., Ltd. 3,443 32,424
KB Financial Group, Inc.,
Class A 125,369 10,025,542
KB Financial Group, Inc.,
Class A, Sponsored ADR 10,567 836,378
KC Tech Co., Ltd. 4,198 91,873
KCC Glass Corp., Class F 5,279 123,144
#KCTC 14,412 57,573
*KEC Corp. 102,417 56,792
#*Keeps Biopharma Inc 2,232 22,211
*Kencoa Aerospace Co. 4,030 34,349
KEPCO Engineering &
Construction Co., Inc. 567 37,737

196
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#KEPCO Plant Service &
Engineering Co., Ltd. 12,620 $ 475,025
*KEYEAST Co., Ltd. 2,081 6,407
KG Chemical Corp. 21,979 71,557
KG DONGBUSTEEL 26,745 114,555
KG Eco Solution Co., Ltd. 23,570 106,905
*KG Mobility Co. 29,451 74,965
KGMobilians Co., Ltd. 16,299 62,878
KH Vatec Co., Ltd. 11,899 104,936
*KidariStudio, Inc. 11,726 32,384
#KINX, Inc. 1,850 120,594
KISWIRE, Ltd. 7,780 101,822
#KIWOOM Securities Co., Ltd. 10,243 1,591,698
*KMW Co., Ltd. 4,900 46,675
*KNJ Co., Ltd. 3,543 45,475
*KoBioLabs, Inc. 3,037 11,497
#Koh Young Technology, Inc. 9,615 100,601
Kolmar BNH Co., Ltd. 4,676 49,060
#Kolmar Korea Co., Ltd. 9,235 649,273
#Kolon Corp. 3,595 127,671
Kolon Enp, Inc. 9,777 46,812
Kolon Industries, Inc. 9,222 274,306
*Kolon Life Science, Inc. 1,390 32,324
#KoMiCo, Ltd., Class A 4,236 216,260
*Komipharm International Co.,
Ltd., Class A 3,882 14,808
#Korea Aerospace Industries,
Ltd. 22,667 1,544,586
*Korea Circuit Co., Ltd. 9,529 82,661
Korea District Heating Corp. 798 49,774
Korea Electric Power Corp. 24,492 680,824
Korea Electric Power Corp.,
Sponsored ADR 20,068 275,734
Korea Electric Terminal Co.,
Ltd. 4,653 222,450
#Korea Electronic Power
Industrial Development Co.,
Ltd. 12,324 111,705
Korea Fuel-Tech Corp. 9,314 32,775
Korea Gas Corp. 8,801 272,572
*Korea Information &
Communications Co., Ltd. 12,085 79,649
Korea Information Certificate
Authority, Inc. 12,347 65,172
Korea Investment Holdings
Co., Ltd. 24,586 2,535,187
#*Korea Line Corp. 123,518 164,952
Korea Movenex Co., Ltd. 12,335 37,268
Korea Petrochemical Ind Co.,
Ltd. 3,187 235,325
Korea Petroleum Industries
Co. 2,555 26,088
Korea Ratings Corp. 897 64,358
Korea United Pharm, Inc. 7,310 110,694
Korean Air Lines Co., Ltd. 152,208 2,601,190
Korean Reinsurance Co. 121,886 936,909
Koryo Credit Information Co.,
Ltd. 1,361 10,334
*Krafton, Inc. 6,343 1,502,506
Shares Value
KOREA, REPUBLIC OF — (Continued)
#KSS LINE, Ltd. 15,769 $ 119,962
KT Corp., Sponsored ADR 8,932 180,337
KT Skylife Co., Ltd. 19,665 71,751
KT&G Corp., Class W 17,840 1,681,344
KTCS Corp. 15,667 30,559
Kukdong Oil & Chemicals Co.,
Ltd. 12,312 31,339
Kukjeon Pharmaceutical Co.,
Ltd. 6,443 18,886
Kumho Petrochemical Co., Ltd. 9,051 798,195
*Kumho Tire Co., Inc. 86,601 290,689
Kwang Dong Pharmaceutical
Co., Ltd., Class A 27,894 124,706
KX Innovation Co., Ltd. 5,729 17,702
Kyeong Nam Steel Co., Ltd. 16,863 36,661
Kyeryong Construction
Industrial Co., Ltd., Class A 6,012 85,576
Kyobo Securities Co., Ltd. 30,290 190,022
Kyochon F&B Co., Ltd. 2,782 10,371
Kyongbo Pharmaceutical Co.,
Ltd. 2,094 7,867
#Kyung Dong Navien Co., Ltd. 5,511 342,550
Kyungbang Co., Ltd. 12,433 66,791
Kyung-In Synthetic Corp. 21,619 53,159
L&C Bio Co., Ltd. 2,703 64,515
#*LabGenomics Co., Ltd. 66,544 111,323
Lake Materials Co., Ltd. 29,546 266,315
*LB Semicon, Inc. 33,301 96,412
Lee Ku Industrial Co., Ltd. 5,377 19,018
LEENO Industrial, Inc., Class
H 20,250 696,514
LG Chem, Ltd. 12,092 2,628,885
#*LG Display Co., Ltd. 194,832 1,522,915
*LG Display Co., Ltd.,
Sponsored ADR 115,531 452,882
LG Electronics, Inc. 67,651 3,775,734
*LG Energy Solution, Ltd. 629 173,488
#LG H&H Co., Ltd. 5,262 1,199,014
*LG HelloVision Co., Ltd. 31,037 66,134
#LG Innotek Co., Ltd. 12,483 1,408,703
LG Uplus Corp., Class R 180,441 1,903,556
#LIG Nex1 Co., Ltd. 7,395 3,348,760
*LigaChem Biosciences, Inc. 404 39,153
*LOT Vacuum Co., Ltd. 6,471 48,901
Lotte Chemical Corp. 9,622 461,395
Lotte Chilsung Beverage Co.,
Ltd. 3,400 318,719
Lotte Corp. 19,108 387,864
*Lotte Energy Materials Corp. 16,151 291,156
LOTTE Himart Co., Ltd. 4,153 26,952
Lotte Innovate Co., Ltd. 3,224 50,448
*Lotte Non-Life Insurance Co.,
Ltd. 59,729 75,286
Lotte Rental Co., Ltd. 14,260 323,390
Lotte Shopping Co., Ltd. 6,552 339,222
#Lotte Wellfood Co., Ltd. 2,279 202,790
LS Corp. 11,400 1,424,589
#LS Eco Energy, Ltd. 5,242 136,455
LS Electric Co., Ltd. 7,773 1,740,349

197
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
LS Marine Solution Co., Ltd. 1,046 $ 19,724
LTC Co., Ltd. 1,289 10,940
*LVMC Holdings 77,649 110,247
LX Hausys, Ltd. 4,801 106,974
LX INTERNATIONAL Corp. 22,412 519,574
LX Semicon Co., Ltd. 8,986 356,382
M.I.Tech Co., Ltd. 7,711 45,316
#Macquarie Korea
Infrastructure Fund 114,866 977,372
Macrogen, Inc. 3,682 41,073
Maeil Dairies Co., Ltd. 3,123 84,448
#*Manyo Co., Ltd. 8,836 113,922
#Mcnex Co., Ltd. 8,836 187,959
*MDS Tech, Inc. 8,656 8,576
Medytox, Inc. 1,328 140,863
*Meerecompany, Inc. 2,055 23,383
MegaStudyEdu Co., Ltd. 5,221 188,616
#Meritz Financial Group, Inc. 80,431 6,716,116
META BIOMED Co., Ltd. 12,077 52,687
*MiCo, Ltd. 50,048 523,649
*Micro Digital Co., Ltd. 1,286 10,673
*Mirae Asset Life Insurance
Co., Ltd. 38,870 208,532
#Mirae Asset Securities Co.,
Ltd. 114,315 1,573,604
Misto Holdings Corp. 25,698 666,169
Miwon Commercial Co., Ltd. 888 106,038
Miwon Holdings Co., Ltd. 92 4,956
Miwon Specialty Chemical
Co., Ltd. 1,128 119,730
MNTech Co., Ltd. 3,179 28,379
Modetour Network, Inc. 4,674 39,366
*MONAYONGPYONG 28,885 90,812
Moorim P&P Co., Ltd. 9,936 19,775
*Motrex Co., Ltd. 5,777 38,533
*MS Autotech Co., Ltd. 28,616 58,086
Multicampus Co., Ltd. 2,082 51,570
Myoung Shin Industrial Co.,
Ltd., Class A 13,715 83,667
*MyungMoon Pharm Co., Ltd. 6,052 7,109
Namhae Chemical Corp. 18,142 98,768
Namuga Co., Ltd. 5,573 59,556
Namyang Dairy Products Co.,
Ltd. 2,640 118,789
*NanoenTek, Inc., Class A 3,082 7,945
*Nature & Environment Co.,
Ltd. 22,180 11,451
Nature Holdings Co., Ltd.
(The) 7,760 64,462
NAVER Corp. 3,051 517,007
*Nepes Ark Corp. 6,383 71,157
*NEPES Corp. 12,173 101,208
*Neptune Co. 12,793 65,404
ΩNetmarble Corp. 12,771 548,855
New Power Plasma Co., Ltd. 16,242 65,001
*Newflex Technology Co., Ltd. 7,421 24,161
Nexen Corp. 9,426 41,529
Nexen Tire Corp. 22,782 97,909
*Nexon Games Co., Ltd. 2,881 28,856
Shares Value
KOREA, REPUBLIC OF — (Continued)
Nexteel Co., Ltd. 5,849 $ 59,047
NEXTIN, Inc. 5,704 195,165
NH Investment & Securities
Co., Ltd. 82,553 1,202,459
#NHN KCP Corp. 15,766 183,262
NICE Holdings Co., Ltd. 19,306 185,153
Nice Information &
Telecommunication, Inc. 3,655 64,571
NICE Information Service Co.,
Ltd. 20,361 239,317
NICE Infra Co., Ltd. 10,640 35,101
Nong Shim Holdings Co., Ltd.,
Class H 1,676 99,704
#NongShim Co., Ltd., Class A 1,795 500,912
Noroo Holdings Co., Ltd. 92 1,513
NOROO Paint & Coatings Co.,
Ltd., Class A 4,943 31,544
NOVAREX Co., Ltd. 10,083 137,707
NPC 4,179 13,259
OCI Co., Ltd. 3,827 159,780
#OCI Holdings Co., Ltd. 12,666 856,699
*Okins Electronics Co., Ltd. 3,065 14,454
ONEJOON Co., Ltd. 6,754 47,874
Openbase, Inc. 2,729 5,018
Oriental Precision &
Engineering Co., Ltd. 26,200 113,543
#Orion Corp. 13,754 1,103,851
Osang Healthcare Co., Ltd. 2,120 27,792
*OSTEONIC Co., Ltd. 3,919 19,527
#Otoki Corp. 1,117 320,972
Pan Ocean Co., Ltd. 182,435 553,830
#Paradise Co., Ltd. 34,390 449,094
Park Systems Corp. 3,134 623,727
#Partron Co., Ltd. 34,961 167,141
*Pearl Abyss Corp. 2,262 63,694
*Pentastone Electronics Inc 5,715 12,404
People & Technology, Inc.,
Class A 17,301 436,018
*Peptron, Inc. 937 198,305
PharmaResearch Co., Ltd.,
Class H 4,435 1,781,291
*PharmGen Science, Inc.,
Class A 13,358 44,886
Pharmicell Co., Ltd. 8,215 76,179
Philenergy Co., Ltd. 1,768 17,428
*Philoptics Co., Ltd. 8,214 197,235
PI Advanced Materials Co.,
Ltd. 7,312 94,906
*PKC Co., Ltd. 13,521 57,816
POND GROUP Co., Ltd.,
Class A 5,812 45,346
Poongsan Corp., Class A 16,363 1,897,296
#Posco DX Co., Ltd. 19,518 337,075
*POSCO Future M Co., Ltd. 1,282 131,731
POSCO Holdings, Inc. 14,454 3,215,358
POSCO Holdings, Inc.,
Sponsored ADR 21,976 1,200,769
#Posco International Corp. 22,451 790,027
Posco M-Tech Co., Ltd. 975 10,384

198
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
POSCO Steeleon Co., Ltd. 1,962 $ 59,491
*Power Logics Co., Ltd. 18,163 60,574
*Prestige Biologics Co., Ltd. 9,277 25,153
Protec Co., Ltd. 1,581 30,553
PSK Holdings, Inc. 3,502 84,974
PSK, Inc. 14,086 210,762
Pulmuone Co., Ltd. 7,311 78,340
Pumtech Korea Co., Ltd. 2,076 99,848
*Rainbow Robotics 189 37,751
*Ray Co., Ltd. 3,074 16,469
*Reyon Pharmaceutical Co.,
Ltd. 5,277 43,950
RFHIC Corp. 5,246 105,351
*RFTech Co., Ltd. 20,260 37,399
*Robostar Co., Ltd., Class A 1,023 19,770
Rorze Systems Corp., Class A 3,246 30,779
S&D Co., Ltd. 762 62,529
S&S Tech Corp. 7,400 267,868
S-1 Corp. 9,354 500,481
*Sajo Industries Co., Ltd. 2,002 68,572
Sajodaerim Corp. 2,470 73,559
Sajodongaone Co., Ltd. 57,013 45,181
*Saltlux, Inc. 1,064 30,689
Sam Chun Dang Pharm Co.,
Ltd. 1,403 208,912
Sam-A Aluminum Co., Ltd. 1,952 37,934
Samchully Co., Ltd. 556 55,408
SAMHWA Paints Industrial
Co., Ltd. 9,403 42,038
Samick THK Co., Ltd. 4,660 33,468
*Samil Pharmaceutical Co.,
Ltd. 9,367 69,503
Samji Electronics Co., Ltd. 4,101 35,042
Samjin Pharmaceutical Co.,
Ltd. 2,960 42,902
Sammok S-Form Co., Ltd. 2,795 42,022
Ω*Samsung Biologics Co., Ltd. 1,438 1,106,393
Samsung E&A Co., Ltd. 117,571 2,246,634
#Samsung Electro-Mechanics
Co., Ltd. 16,560 1,775,650
Samsung Electronics Co., Ltd. 1,126,140 57,979,807
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 9,088 11,423,616
Samsung Fire & Marine
Insurance Co., Ltd. 19,411 6,165,666
#*Samsung Heavy Industries
Co., Ltd. 123,359 1,693,651
Samsung Life Insurance Co.,
Ltd. 14,658 1,330,720
*Samsung Pharmaceutical
Co., Ltd. 27,504 31,118
#Samsung SDI Co., Ltd. 14,105 2,044,350
Samsung SDS Co., Ltd. 9,779 1,126,122
Samsung Securities Co., Ltd. 43,013 2,195,933
SAMT Co., Ltd. 39,423 87,130
Samwha Capacitor Co., Ltd. 4,207 83,727
Samwha Electric Co., Ltd. 1,636 32,206
Samyang Corp. 1,271 48,483
Samyang Foods Co., Ltd. 2,688 2,794,993
Shares Value
KOREA, REPUBLIC OF — (Continued)
Samyang Packaging Corp. 1,701 $ 17,000
Samyoung Co., Ltd. 15,121 45,250
Sang-A Frontec Co., Ltd.,
Class A 2,508 31,612
Sangsin Energy Display
Precision Co., Ltd., Class A 6,768 44,313
Saramin Co., Ltd. 3,951 41,368
Satrec Initiative Co., Ltd. 1,011 35,685
#SD Biosensor, Inc. 33,684 243,376
*SDN Co., Ltd. 20,383 19,284
SeAH Besteel Holdings Corp. 11,568 261,506
SeAH Holdings Corp. 341 31,990
SeAH Steel Corp. 1,064 115,852
SeAH Steel Holdings Corp.,
Class A 1,525 222,130
#Seegene, Inc. 8,062 172,657
Segyung Hitech Co., Ltd. 9,912 48,459
#Sejin Heavy Industries Co.,
Ltd. 29,075 274,229
Sekonix Co., Ltd. 7,263 31,738
*SEMCNS Co., Ltd. 3,199 11,499
#Seobu T&D 38,387 242,202
Seohan Co., Ltd. 72,096 46,945
#*Seojin System Co., Ltd. 21,294 337,805
*Seoul Auction Co., Ltd. 1,930 12,177
#*Seoul Semiconductor Co.,
Ltd. 23,437 120,497
Seoyon Co., Ltd. 11,281 81,915
#Seoyon E-Hwa Co., Ltd. 12,288 109,961
*<Sewon E&C Co., Ltd., Class
A 70,785 1,786
*SFA Engineering Corp. 8,414 149,253
*SFA Semicon Co., Ltd., Class
A 33,314 78,673
SGC Energy Co., Ltd. 4,830 85,330
Shin Heung Energy &
Electronics Co., Ltd. 12,015 36,735
Shindaeyang Paper Co., Ltd. 8,026 63,083
Shinhan Financial Group Co.,
Ltd. 80,248 3,934,860
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 18,632 907,378
Shinil Electronics Co., Ltd. 17,933 18,285
#Shinsegae International, Inc. 9,106 76,562
Shinsegae, Inc., Class A 5,475 678,256
#Shinsung Delta Tech Co.,
Ltd. 8,576 416,803
*Shinsung E&G Co., Ltd.,
Class A 31,167 34,408
#Shinwon Corp. 46,074 58,407
SHOWBOX Corp. 14,094 28,050
#*Silicon2 Co., Ltd. 13,025 485,573
#SIMMTECH Co., Ltd. 12,206 202,876
SJG Sejong 12,980 42,259
#*SK Biopharmaceuticals Co.,
Ltd. 11,501 818,538
#*SK Bioscience Co., Ltd. 3,825 126,185
SK D&D Co., Ltd. 3,733 25,949
SK Discovery Co., Ltd. 5,490 216,544

199
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*SK Eternix Co., Ltd. 11,370 $ 198,409
SK Gas, Ltd. 2,357 449,543
SK Hynix, Inc., Class A 75,549 14,899,518
Ω#*SK IE Technology Co., Ltd. 20,930 418,811
SK Innovation Co., Ltd. 13,717 1,067,251
SK Networks Co., Ltd. 75,571 249,033
*SK oceanplant Co., Ltd. 7,154 102,502
SK Securities Co., Ltd. 333,545 161,866
SK Telecom Co., Ltd. 12,183 492,837
SK Telecom Co., Ltd., ADR 1,138 25,252
SK, Inc., Class A 12,378 1,811,894
#*SKC Co., Ltd. 2,606 190,170
#SL Corp. 15,028 361,938
SM Entertainment Co., Ltd. 6,096 585,072
*SMCore, Inc. 2,686 7,437
*SMEC Co., Ltd. 49,365 130,461
*SOCAR, Inc. 2,329 21,983
S-Oil Corp. 23,254 1,051,360
Solid, Inc. 33,850 153,775
*SOLUM Co., Ltd. 27,422 326,857
Solus Advanced Materials Co.,
Ltd. 14,588 90,570
Songwon Industrial Co., Ltd. 13,072 103,309
SOOP Co., Ltd. 5,602 321,141
Soulbrain Co., Ltd., Class A 2,836 485,686
SPC Samlip Co., Ltd. 1,287 50,949
SPG Co., Ltd. 3,308 59,753
ST Pharm Co., Ltd. 1,712 107,525
Straffic Co., Ltd. 15,265 42,709
*Studio Dragon Corp. 7,680 256,960
Suheung Co., Ltd., Class A 88 1,197
*Sukgyung AT Co., Ltd., Class
A 880 34,647
Sun Kwang Co., Ltd. 1,656 23,357
Sung Kwang Bend Co., Ltd. 14,287 330,183
*Sungchang Enterprise
Holdings, Ltd., Class A 29,049 33,703
*Sungeel Hitech Co., Ltd.,
Class A 917 25,127
Sungshin Cement Co., Ltd. 15,087 114,556
#Sungwoo Hitech Co., Ltd.,
Class A 43,732 187,945
#Sunjin Co., Ltd. 12,902 120,386
SY Co., Ltd. 20,472 50,486
SY Steel Tech, Inc. 3,610 11,245
*Synergy Innovation Co., Ltd. 6,164 12,734
#*Synopex, Inc. 52,831 258,288
Systems Technology, Inc. 4,489 62,020
T&L Co., Ltd. 3,931 172,910
Tae Kyung Industrial Co., Ltd. 12,164 46,926
TAEKYUNG BK Co., Ltd. 6,818 25,368
#*Taewoong Co., Ltd. 5,770 168,507
Taeyang Metal Industrial Co.,
Ltd. 6,248 10,475
#*Taihan Electric Wire Co.,
Ltd., Class A 12,052 136,702
*Taihan Fiberoptics Co., Ltd. 5,198 3,748
TCC Steel 5,965 77,466
TechWing, Inc. 21,300 430,055
Shares Value
KOREA, REPUBLIC OF — (Continued)
Telechips, Inc. 5,922 $ 57,819
TES Co., Ltd. 1,791 33,643
*Theragen Etex Co., Ltd. 10,403 22,467
#TK Corp., Class A 13,643 226,268
TKG Huchems Co., Ltd. 12,151 154,648
TLB Co., Ltd. 2,228 43,779
#Tokai Carbon Korea Co.,
Ltd., Class A 3,511 270,895
#*Tongyang Life Insurance
Co., Ltd., Class A 36,476 222,254
Toptec Co., Ltd., Class A 18,734 66,531
Tovis Co., Ltd. 9,371 107,779
TS Corp. 44,061 97,698
TSE Co., Ltd. 1,004 28,235
*TSI Co., Ltd., Class A 3,477 13,414
*Tuksu Construction Co., Ltd. 6,652 34,920
TYM Corp. 18,883 68,898
UBCare Co., Ltd. 5,498 15,422
*Ubivelox, Inc. 4,780 20,302
*Uni-Chem Co., Ltd. 27,161 34,059
Unid Co., Ltd., Class A 3,466 210,439
Union Semiconductor
Equipment & Materials Co.,
Ltd. 16,903 87,391
*Unison Co., Ltd., Class A 26,914 25,753
*UniTest, Inc. 2,869 25,798
Unitrontech Co., Ltd. 12,714 58,674
Value Added Technology Co.,
Ltd. 6,433 109,706
VICTEK Co., Ltd., Class A 5,240 15,284
*<Vidente Co., Ltd. 22,704 10,199
Vieworks Co., Ltd. 3,036 45,755
*Vina Tech Co., Ltd. 1,056 21,702
Vitzro Tech Co., Ltd. 7,851 48,517
Vitzrocell Co., Ltd. 8,419 189,713
*VM, Inc. 2,522 20,132
#*VT Co., Ltd. 18,476 480,952
#Webcash Corp. 3,918 41,502
*Wemade Co., Ltd., Class A 2,000 45,284
WiSoL Co., Ltd. 11,337 54,690
Won Tech Co., Ltd. 26,106 242,838
WONIK IPS Co., Ltd. 3,990 94,226
#Wonik Materials Co., Ltd. 6,108 105,045
#Wonik QnC Corp. 10,990 146,211
Woojin, Inc. 9,310 74,853
Woongjin Thinkbig Co., Ltd. 38,641 56,702
*Wooree Bio Co., Ltd. 43,227 72,003
Woori Financial Group, Inc. 373,856 6,658,670
Woori Financial Group, Inc.,
Class A, ADR 2,894 153,064
*Woori Technology, Inc. 36,036 95,495
Woory Industrial Co., Ltd. 972 6,280
*Woosu AMS Co., Ltd., Class
A 12,546 27,909
#Worldex Industry & Trading
Co., Ltd. 8,118 142,539
*Wysiwyg Studios Co., Ltd.,
Class A 35,187 23,064
Xexymix Corp., Class A 8,787 38,967

200
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Y G-1 Co., Ltd. 11,983 $ 49,857
#*YC Corp. 15,317 123,702
Y-entec Co., Ltd. 9,037 45,159
YG Entertainment, Inc. 3,627 222,568
#*YG PLUS, Class A 15,800 97,867
*YMT Co., Ltd., Class A 3,798 25,251
Youlchon Chemical Co., Ltd. 1,635 40,380
Youngone Holdings Co., Ltd.,
Class A 593 60,335
#Yuanta Securities Korea Co.,
Ltd. 54,941 147,178
Yuhan Corp. 4,983 424,353
*Yungjin Pharmaceutical Co.,
Ltd. 10,307 15,942
Zeus Co., Ltd., Class A 7,497 67,304
Zinus, Inc. 11,590 180,519
TOTAL KOREA, REPUBLIC
OF 361,040,940
KUWAIT — (0.2%)
A'ayan Leasing & Investment
Co. KSCP 650,257 382,504
A'ayan Real Estate Co SAK 52,167 17,900
*Acico Industries Co. KSC 183,898 51,323
Agility Public Warehousing Co.
KSC 570,334 266,529
Al Ahli Bank of Kuwait KSCP 532,802 524,096
Al-Eid Food KSC 131,551 95,009
Ali Alghanim Sons Automotive
Co. KSCC 103,682 379,490
*<Arabi Group Holding KSC 44,123 41,672
Boubyan Bank KSCP 50,353 116,009
Boursa Kuwait Securities Co.
KPSC 58,711 667,310
Burgan Bank SAK 450,523 368,074
Combined Group Contracting
Co. SAK 83,944 198,612
Commercial Real Estate Co.
KSC 647,951 402,323
Gulf Bank KSCP 1,016,524 1,126,149
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 103,951 713,389
Heavy Engineering & Ship
Building Co. KSCP, Class A 79,174 224,068
Humansoft Holding Co. KSC,
Class A 81,166 636,861
*IFA Hotels & Resorts-KPSC 23,591 67,689
Integrated Holding Co. KCSC 198,702 352,599
Jazeera Airways Co. KSCP 49,181 217,296
Kuwait Business Town Real
Estate Co KSCP 142,937 53,251
Kuwait Cement Co. KSC 152,517 174,448
Kuwait Finance House KSCP 1,258,665 3,319,421
Kuwait Insurance Co. SAK 3,082 5,298
Kuwait International Bank
KSCP 1,269,558 1,149,240
*Kuwait Real Estate Co. KSC 326,159 383,716
Kuwait Telecommunications
Co., Class A 239,799 450,603
Shares Value
KUWAIT — (Continued)
Mabanee Co. KPSC, Class A 191,700 $ 555,053
Mezzan Holding Co. KSCC,
Class A 100,727 408,833
Mobile Telecommunications
Co. KSCP 1,688,476 2,935,520
*Munshaat Real Estate
Projects Co. KSCP 77,888 49,635
National Bank of Kuwait SAKP,
Class K 606,220 2,078,186
*Rasiyat Holding Co., Class A 20,519 24,811
Salhia Real Estate Co. KSCP 179,908 242,817
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC, Class A 299,104 152,485
*United Real Estate Co. SAKP 193,643 115,806
*Warba Bank KSCP 1,897,312 1,717,501
TOTAL KUWAIT 20,665,526
MALAYSIA — (0.5%)
7-Eleven Malaysia Holdings
BHD 145,056 67,171
Able Global BHD 109,200 38,406
Aeon Co. M BHD 341,300 103,230
#*AFFIN Bank BHD 595,432 332,269
Ajinomoto Malaysia BHD 11,500 34,675
#Alliance Bank Malaysia BHD 555,805 585,127
Allianz Malaysia BHD 30,700 125,391
#AME Elite Consortium BHD,
Class B 125,300 44,362
AMMB Holdings BHD 856,400 1,014,026
Ancom Nylex BHD 308,722 67,318
Aumas Resources BHD 580,400 72,125
Aurelius Technologies BHD 55,800 14,261
#Axiata Group BHD 1,376,210 871,223
Bank Islam Malaysia BHD 436,200 229,095
Batu Kawan BHD 37,300 164,592
#*Berjaya Assets BHD 277,000 19,809
*Berjaya Corp. BHD 1,263,153 82,927
*Berjaya Food BHD 514,292 36,175
*Berjaya Land BHD, Class F 772,500 50,715
#Bermaz Auto BHD 497,600 86,336
Beshom Holdings BHD, Class
A 56,719 7,913
#British American Tobacco
Malaysia BHD 68,000 82,429
#Bursa Malaysia BHD, Class A 368,000 649,716
#CAB Cakaran Corp. BHD 63,400 10,183
#Cape Ems BHD 342,200 26,879
#Carlsberg Brewery Malaysia
BHD 87,400 370,502
CB Industrial Product Holding
BHD 102,800 25,308
CCK Consolidated Holdings
BHD 95,600 28,915
#CELCOMDIGI BHD 374,000 336,732
CIMB Group Holdings BHD 1,540,306 2,365,535
Coastal Contracts BHD 76,000 22,631
#Crescendo Corp. BHD 140,800 39,615
#CTOS Digital BHD, Class A 292,100 59,584

201
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
MALAYSIA — (Continued)
#D&O Green Technologies
BHD 261,500 $ 64,379
#Dayang Enterprise Holdings
BHD 496,572 214,230
#Dialog Group BHD 642,558 263,652
#DRB-Hicom BHD 597,600 118,399
#Duopharma Biotech BHD 138,184 42,768
Dutch Lady Milk Industries
BHD 5,800 37,071
DXN Holdings BHD 500,700 59,286
#Eastern & Oriental BHD,
Class A 755,200 147,853
Eco World Development
Group BHD 627,100 299,949
*Ecofirst Consolidated BHD 230,600 21,627
*Econpile Holdings BHD 251,400 23,283
EG Industries BHD 29,600 7,912
#*Ekovest BHD 1,393,300 135,573
Ewi Capital BHD 127,300 9,701
#Farm Fresh BHD, Class A 483,600 197,295
#Formosa Prosonic Industries
BHD 113,400 33,767
Fraser & Neave Holdings
BHD, Class R 38,900 261,218
#Frontken Corp. BHD 721,450 688,465
#Gamuda BHD, Class A 2,117,464 2,571,738
Gas Malaysia BHD 153,300 149,526
Genetec Technology BHD 278,900 48,718
#Genting BHD 733,300 538,155
#Genting Malaysia BHD 1,724,100 792,318
Genting Plantations BHD 131,300 151,157
*Globetronics Technology BHD 173,033 15,417
*Greatech Technology BHD 242,800 97,348
Guan Chong BHD, Class A 243,366 65,050
HAP Seng Consolidated BHD 226,780 136,121
#Hap Seng Plantations
Holdings BHD 139,700 63,217
#Hartalega Holdings BHD 762,200 260,917
Heineken Malaysia BHD 50,400 282,665
#*Hengyuan Refining Co. BHD 82,600 26,339
#Hextar Global BHD 387,600 81,791
Hiap Teck Venture BHD 985,400 69,313
#Hibiscus Petroleum BHD 471,720 172,540
#Hong Leong Bank BHD 29,432 131,116
Hong Leong Financial Group
BHD 43,353 164,060
Hup Seng Industries BHD 112,200 24,992
IGB BHD 11,517 8,452
#IHH Healthcare BHD 210,300 327,900
IJM Corp. BHD, Class A 902,920 605,475
Inari Amertron BHD 649,988 321,565
IOI Corp. BHD 128,126 113,256
IOI Properties Group BHD 505,524 251,280
#JAKS Resources BHD 793,719 18,610
#Jaya Tiasa Holdings BHD 382,300 108,460
*JCY International BHD 267,500 21,011
Kelington Group BHD 248,200 246,745
#Kenanga Investment Bank
BHD 405,700 86,086
Shares Value
MALAYSIA — (Continued)
Kerjaya Prospek Group BHD 151,176 $ 72,309
#Kim Loong Resources BHD,
Class A 129,800 71,519
*KNM Group BHD 252,300 1,479
Kossan Rubber Industries
BHD 395,500 127,042
#KPJ Healthcare BHD 694,200 421,566
Kretam Holdings BHD 231,300 37,963
#KSL Holdings BHD 98,792 37,525
#Kuala Lumpur Kepong BHD 87,254 400,571
#Lagenda Properties BHD,
Class A 306,700 87,012
LBS Bina Group BHD 566,300 61,742
#Leong Hup International
BHD, Class A 556,600 78,955
Lii Hen Industries BHD, Class
A 173,600 17,909
Ω#*Lotte Chemical Titan
Holding BHD 269,400 44,847
LPI Capital BHD 63,084 214,767
#Magnum BHD 368,419 116,616
Mah Sing Group BHD 769,500 211,094
Malakoff Corp. BHD 784,200 164,562
#Malayan Banking BHD 369,950 814,497
Malayan Flour Mills BHD 485,500 66,024
Malaysia Smelting Corp. BHD 273,000 74,251
#Malaysian Pacific Industries
BHD 48,375 228,434
Malaysian Resources Corp.
BHD, Class F 1,093,597 137,180
Matrix Concepts Holdings BHD 887,343 278,790
Maxis BHD, Class A 380,700 307,059
#MBSB BHD, Class F 1,469,994 236,095
#Mega First Corp. BHD 331,500 282,144
Mi Technovation BHD 133,900 63,732
MISC BHD 168,880 295,392
#MKH BHD, Class A 342,824 85,204
MKH Oil Palm East Kalimantan
BHD 48,974 7,234
MNRB Holdings BHD 204,700 88,791
Ω#MR DIY Group M BHD 825,900 319,516
#*MSM Malaysia Holdings
BHD 30,300 7,246
Muhibbah Engineering M BHD 390,300 52,620
#Nestle Malaysia BHD 12,300 254,017
NEXG BHD 759,300 95,246
*Nextgreen Global BHD 56,200 11,069
*<Nylex Malaysia BHD 1,485 16
#OCK Group BHD 346,000 33,667
#PA Resources BHD 589,800 24,201
Padini Holdings BHD 404,100 188,548
Panasonic Manufacturing
Malaysia BHD, Class A 4,500 11,079
Pantech Group Holdings BHD 393,529 62,743
#Paramount Corp. BHD 107,400 27,196
Pecca Group BHD 81,600 29,081
Perak Transit BHD 367,950 59,528
Petron Malaysia Refining &
Marketing BHD 57,800 47,704

202
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
MALAYSIA — (Continued)
#Petronas Chemicals Group
BHD 407,600 $ 370,806
Petronas Dagangan BHD 56,900 287,902
Petronas Gas BHD 48,500 204,462
Power Root BHD 76,200 22,690
#PPB Group BHD 148,200 327,673
#Press Metal Aluminium
Holdings BHD 521,978 653,543
#Public Bank BHD 2,678,800 2,644,255
QES Group BHD 59,900 5,758
#QL Resources BHD 489,085 487,365
#*Ranhill Utilities BHD 223,412 70,717
RGB International BHD 375,100 25,945
#RHB Bank BHD, Class A 504,460 725,050
#Sam Engineering &
Equipment M BHD 47,625 46,564
*Sapura Energy BHD 3,166,242 29,695
Sarawak Oil Palms BHD 197,336 155,000
Scientex BHD 373,800 285,718
#SD Guthrie BHD 559,219 625,434
#Sime Darby BHD 1,715,522 655,639
#Sime Darby Property BHD 1,491,022 520,896
SKP Resources BHD, Class A 393,849 87,265
#*Solarvest Holdings BHD 158,200 92,732
Southern Cable Group BHD 93,000 37,505
#SP Setia BHD Group 1,409,800 370,217
#Sports Toto BHD, Class A 185,498 59,586
Sunway BHD, Class A 494,489 548,402
#Sunway Construction Group
BHD, Class A 150,480 184,880
#Syarikat Takaful Malaysia
Keluarga BHD 216,285 162,277
Ta Ann Holdings BHD 200,956 181,402
Taliworks Corp. BHD, Class A 196,000 26,654
#TASCO BHD 85,700 9,846
#Telekom Malaysia BHD 216,083 341,984
Tenaga Nasional BHD 174,650 533,164
Thong Guan Industries BHD,
Class F 105,000 27,820
#TIME dotCom BHD 212,600 258,709
*Top Glove Corp. BHD 1,906,100 306,138
#*Tropicana Corp. BHD, Class
A 408,988 114,114
TSH Resources BHD, Class A 689,500 189,148
#Uchi Technologies BHD 149,200 111,594
#UEM Sunrise BHD 873,558 153,615
Unisem M BHD, Class A 71,500 39,061
#United Plantations BHD 74,250 377,082
UOA Development BHD 342,140 141,188
Velesto Energy BHD 2,569,683 108,451
#ViTrox Corp. BHD 116,600 104,981
#VS Industry BHD 1,621,576 306,065
#Wasco BHD 178,500 41,015
#*WCT Holdings BHD 676,492 124,513
#Wellcall Holdings BHD 203,500 62,982
#Westports Holdings BHD,
Class F 174,000 228,464
#Yinson Holdings BHD, Class
A 857,018 470,205
Shares Value
MALAYSIA — (Continued)
#YTL Corp. BHD, Class A 1,480,740 $ 864,488
#YTL Power International
BHD, Class A 478,744 460,223
Zetrix Ai BHD 2,234,073 460,958
TOTAL MALAYSIA 40,730,563
MEXICO — (0.6%)
Alfa SAB de CV, Class A 1,989,899 1,460,573
#Alpek SAB de CV 212,748 102,258
*Alsea SAB de CV 212,993 639,596
America Movil SAB de CV,
Class B 1,588,804 1,437,041
America Movil SAB de CV,
Class B, ADR 50,516 912,824
Arca Continental SAB de CV 63,719 665,397
*Axtel SAB de CV 965,766 120,538
ΩBanco del Bajio SA 516,163 1,162,624
#Becle SAB de CV, Class A 134,662 169,003
Bolsa Mexicana de Valores
SAB de CV 217,909 468,258
Cemex SAB de CV 3,147,084 2,752,873
Cemex SAB de CV,
Sponsored ADR 303,897 2,643,904
*Cia Minera Autlan SAB de
CV, Class B 26,583 10,066
Coca-Cola Femsa SAB de CV 29,530 245,324
Coca-Cola Femsa SAB de CV,
Sponsored ADR 3,179 263,984
Consorcio ARA SAB de CV 305,857 52,794
*Controladora Alpek SAB de
CV 1,989,899 286,408
*Controladora AXTEL SAB
DE CV 1,725,090 67,342
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 84,015 49,262
#Corp Inmobiliaria Vesta SAB
de CV 239,377 674,835
#Corp. Moctezuma SAB de CV 61,273 263,596
Corporativo Fragua SAB de
CV, Class H 452 13,273
El Puerto de Liverpool SAB de
CV, Class C1 56,683 279,072
#*<Empresas ICA SAB de CV 117,564 –
Fomento Economico Mexicano
SAB de CV 51,310 464,116
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 1,523 137,771
GCC SAB de CV, Class A 85,393 799,484
Genomma Lab Internacional
SAB de CV, Class B 392,228 454,546
Gentera SAB de CV 796,776 1,803,997
Gruma SAB de CV, Class B 109,127 1,889,676
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 143,349 1,905,102
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 19,506 448,985
Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 10,442 2,399,467

203
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
MEXICO — (Continued)
Grupo Aeroportuario del
Sureste SAB de CV, Class B 625 $ 18,982
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 3,861 1,171,080
Grupo Bimbo SAB de CV,
Class A 406,672 1,182,315
#Grupo Carso SAB de CV,
Class A1 86,516 618,158
#Grupo Comercial Chedraui
SA de CV, Class B 204,267 1,657,808
Grupo Financiero Banorte SAB
de CV, Class O 533,177 4,760,747
#Grupo Financiero Inbursa
SAB de CV, Class O 488,883 1,263,200
Grupo Herdez SAB de CV,
Class B 82,896 241,267
Grupo Industrial Saltillo SAB
de CV 21,722 17,190
Grupo Lamosa SAB de CV 35,276 209,087
Grupo Mexico SAB de CV,
Class B 615,224 3,858,608
#*Grupo Rotoplas SAB de CV 73,608 53,598
*Grupo Simec SAB de CV,
ADR 1,049 29,729
*Grupo Simec SAB de CV,
Class B 35,729 332,090
#Grupo Televisa SAB 261,875 145,621
Ω*Grupo Traxion SAB de CV 72,234 63,569
*Industrias CH SAB de CV,
Class B 83,707 755,779
*Industrias Penoles SAB de
CV 115,872 3,060,114
Kimberly-Clark de Mexico SAB
de CV, Class A 526,071 982,375
#La Comer SAB de CV 270,393 586,497
Megacable Holdings SAB de
CV 469,444 1,307,218
*Minera Frisco SAB de CV 251,068 53,871
Ω*Nemak SAB de CV 664,866 121,472
Operadora De Sites
Mexicanos SAB de CV, Class
A 54,368 47,760
Orbia Advance Corp. SAB de
CV, Class A 536,918 368,145
Organizacion Cultiba SAB de
CV, Class B 12,061 6,784
*Organizacion Soriana SAB de
CV, Class B 151,399 208,743
*Promotora de Hoteles Norte
19 SAB De CV, Class L 167,851 42,702
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 6,620 66,188
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 111,600 1,317,910
#Qualitas Controladora SAB
de CV, Class F 97,775 887,263
Regional SAB de CV 171,259 1,336,345
Shares Value
MEXICO — (Continued)
*Vista Energy SAB de CV,
Sponsored ADR 29,434 $ 1,315,700
*Vitro SAB de CV, Series A,
Class A 16,205 4,690
Wal-Mart de Mexico SAB de
CV, Class A 361,083 1,066,459
TOTAL MEXICO 54,203,053
NETHERLANDS — (2.1%)
Aalberts NV, Registered 78,180 2,519,771
ΩABN AMRO Bank NV, Class
CV 258,656 7,507,658
Acomo NV 15,056 383,418
Ω*Adyen NV 2,112 3,651,540
Aegon, Ltd. 404,497 2,909,271
Aegon, Ltd.- NYS 412,761 2,930,603
*AFC Ajax NV 546 6,049
Akzo Nobel NV 79,545 5,014,637
Ω#*Alfen N.V. 5,405 67,183
Allfunds Group PLC 183,433 1,280,678
AMG Critical Materials NV 20,368 578,140
APERAM SA 32,019 948,429
Arcadis NV 37,663 1,885,499
ArcelorMittal SA 18,159 571,970
#ArcelorMittal SA- NYS 95,594 3,023,638
ASM International NV 10,096 4,939,900
ASML Holding NV, Class B 1,301 912,938
ASML Holding NV, Class B,
Sponsored NVDR 43,952 30,533,894
ASR Nederland NV, Class B 123,864 8,273,573
ΩB&S Group Sarl 19,980 134,464
Ω#*Basic-Fit NV, Registered 35,972 1,021,878
BE Semiconductor Industries
NV 18,016 2,455,855
#Brunel International NV,
Registered 8,274 86,556
Coca-Cola Europacific
Partners PLC 39,613 3,912,742
Corbion NV 34,672 661,923
ΩCTP NV 48,057 1,025,263
*Flow Traders, Ltd. 30,461 913,436
ForFarmers NV 23,980 103,747
Fugro NV 90,707 1,302,918
HAL Trust 4,220 601,815
Havas NV 268,963 435,748
Heineken NV 32,914 2,601,596
IMCD NV 31,356 3,456,765
ING Groep NV 267,087 6,263,649
#ING Groep NV, Sponsored
ADR 92,618 2,163,557
*InPost SA 162,658 2,349,457
JDE Peet's NV 67,698 2,020,766
Ω*Just Eat Takeaway.com NV 18,911 433,755
#Kendrion NV 9,425 116,287
Koninklijke Ahold Delhaize NV 355,472 14,077,132
Koninklijke BAM Groep NV 121,910 1,071,601
Koninklijke Heijmans N.V. 18,309 1,173,506
Koninklijke KPN NV 2,726,700 12,233,652
Koninklijke Philips NV 7,680 203,051

204
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
NETHERLANDS — (Continued)
#Koninklijke Philips NV- NYS 162,273 $ 4,251,553
Koninklijke Vopak NV 51,605 2,473,610
Nedap NV 2,464 247,610
NN Group NV 145,727 9,867,358
OCI NV 60,223 504,552
#*Pharming Group NV 299,487 331,807
#PostNL NV 39,014 42,800
*Prosus NV, Class N 108,645 6,247,296
#Randstad NV 72,735 3,483,115
SBM Offshore NV 114,009 2,982,964
*SIF Holding NV 1,132 11,026
ΩSignify NV 90,085 2,175,543
Sligro Food Group NV 11,840 150,421
TKH Group NV 24,165 1,000,110
*TomTom NV 28,699 173,762
Universal Music Group NV 104,526 3,036,328
Van Lanschot Kempen NV 20,288 1,330,536
Wolters Kluwer NV 72,196 11,295,731
TOTAL NETHERLANDS 188,366,030
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 122,520 637,225
Air New Zealand, Ltd. 1,159,322 396,956
Auckland International Airport,
Ltd. 125,220 556,645
#Briscoe Group, Ltd. 12,323 44,304
Channel Infrastructure NZ, Ltd. 258,445 321,929
Chorus, Ltd. 271,773 1,398,245
Chorus, Ltd., ADR 2,087 53,229
Contact Energy, Ltd. 235,916 1,268,777
EBOS Group, Ltd. 42,437 1,024,655
Fisher & Paykel Healthcare
Corp., Ltd. 50,379 1,094,478
*Fletcher Building, Ltd. 464,035 832,787
#*Fletcher Building, Ltd. 16,884 30,329
Freightways Group, Ltd. 109,390 720,049
Genesis Energy, Ltd. 367,916 516,934
*Gentrack Group, Ltd. 18,152 114,126
Hallenstein Glasson Holdings,
Ltd. 41,943 215,421
#Heartland Group Holdings,
Ltd., Class B 468,784 224,165
Infratil, Ltd. 113,058 776,230
*KMD Brands, Ltd. 305,223 45,948
Mainfreight, Ltd. 15,413 538,665
Mercury NZ, Ltd. 51,015 186,573
Meridian Energy, Ltd. 69,934 235,328
NZME, Ltd. 83,243 56,812
NZX, Ltd. 227,566 205,546
*Oceania Healthcare, Ltd. 458,872 186,918
PGG Wrightson, Ltd. 18,227 24,641
Port of Tauranga, Ltd. 63,796 262,127
*Rakon, Ltd. 14,706 6,945
Restaurant Brands New
Zealand, Ltd. 11,620 19,894
*Ryman Healthcare, Ltd. 393,656 580,987
Sanford, Ltd. 22,200 74,703
Scales Corp., Ltd. 78,415 218,500
*Serko, Ltd. 14,412 24,333
Shares Value
NEW ZEALAND — (Continued)
Skellerup Holdings, Ltd., Class
A 119,341 $ 335,356
SKY Network Television, Ltd. 147,094 268,326
*SKYCITY Entertainment
Group, Ltd. 410,416 247,135
Spark New Zealand, Ltd. 394,083 565,332
Steel & Tube Holdings, Ltd. 99,869 43,039
Summerset Group Holdings,
Ltd. 181,407 1,224,080
#Tourism Holdings, Ltd. 81,874 101,986
TOWER, Ltd. 238,311 244,795
Vector, Ltd. 49,847 129,480
*Vista Group International, Ltd. 45,328 93,926
*Warehouse Group, Ltd. (The),
Registered 89,554 43,352
TOTAL NEW ZEALAND 16,191,211
NORWAY — (0.6%)
2020 Bulkers, Ltd. 12,915 160,599
ABG Sundal Collier Holding
ASA 138,189 94,109
AF Gruppen ASA 12,850 196,992
#*Agilyx ASA 13,931 33,158
Akastor ASA 64,110 75,860
Aker ASA, A Shares 1,933 133,894
Aker BioMarine ASA 13,597 105,279
Aker BP ASA 96,596 2,348,870
Aker Solutions ASA 181,666 544,286
Archer, Ltd. 18,133 41,838
Atea ASA, Class A 38,083 528,322
Austevoll Seafood ASA 48,552 450,453
Ω#*AutoStore Holdings, Ltd. 15,120 10,745
Bakkafrost P/F 7,044 283,718
#*BEWi ASA 4,363 9,431
BLUENORD ASA 14,025 675,809
Bonheur ASA 13,376 311,872
Borregaard ASA 37,869 735,053
Bouvet ASA 38,869 285,095
*BW Energy, Ltd. 15,777 54,718
Ω#BW LPG, Ltd. 89,244 1,204,260
BW Offshore, Ltd. 58,585 198,917
#*Cadeler A/S 89,767 476,591
*Cloudberry Clean Energy
ASA 129,034 171,235
DNB Bank ASA 100,707 2,566,238
DNO ASA 298,105 411,531
#DOF Group ASA 47,901 442,319
Ω#Elkem ASA 165,866 388,663
*Elliptic Laboratories ASA 8,717 10,518
ΩElmera Group ASA 54,123 179,035
Elopak ASA 60,331 294,228
*Ensurge Micropower ASA 190,757 25,389
Ω*Entra ASA, Class B 14,628 180,479
Equinor ASA 220,829 5,743,062
#Equinor ASA, Sponsored
ADR 21,493 553,445
ΩEuropris ASA 94,785 895,966
#FLEX LNG, Ltd. 963 24,143
FLEX LNG, Ltd. 12,239 306,764

205
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
NORWAY — (Continued)
Frontline PLC 50,587 $ 941,615
#Gjensidige Forsikring ASA 8,090 214,246
#Golar LNG, Ltd. 3,007 123,768
#Golden Ocean Group, Ltd. 69,230 575,714
#*Grieg Seafood ASA 44,496 298,918
Hafnia, Ltd. 140,451 779,658
#*Hexagon Composites ASA 81,383 136,146
*Hexagon Purus ASA 10,561 1,933
Hoegh Autoliners ASA 101,831 1,033,797
ΩKid ASA 20,079 285,966
Kitron ASA 79,740 490,364
ΩKlaveness Combination
Carriers ASA 15,312 104,426
#*Kongsberg Automotive ASA 734,781 106,361
Kongsberg Gruppen ASA 27,146 816,876
Leroy Seafood Group ASA 58,685 268,982
*LINK Mobility Group Holding
ASA 250,478 804,230
Magnora ASA 27,305 62,868
Medistim ASA 5,113 108,286
MORROW BANK ASA 62,827 74,464
Mowi ASA 25,139 472,572
#MPC Container Ships ASA 315,841 584,371
ΩMulticonsult ASA 6,885 143,139
*Nekkar ASA 13,032 12,534
#*NEL ASA 159,809 41,235
NORBIT ASA 12,585 252,471
*Nordic Semiconductor ASA 9,591 132,496
Norsk Hydro ASA 199,154 1,191,041
Ω*Norske Skog ASA 12,793 29,206
*Northern Ocean, Ltd. 47,904 28,621
Norwegian Air Shuttle ASA 37,796 62,513
*NRC Group ASA 23,222 17,101
Odfjell Drilling, Ltd. 104,732 752,922
Odfjell SE, A Shares 14,146 175,357
Odfjell Technology, Ltd., Class
B 13,082 63,545
*OKEA ASA 18,421 31,318
Ω#Okeanis Eco Tankers Corp. 10,816 261,115
Olav Thon Eiendomsselskap
ASA 3,456 99,046
Orkla ASA 14,024 148,504
Panoro Energy ASA 61,679 145,308
Pareto Bank ASA 27,661 250,451
Petronor E&P ASA 15,320 16,014
Pexip Holding ASA 41,515 260,138
*PhotoCure ASA 4,482 28,433
Protector Forsikring ASA 36,099 1,774,536
Rana Gruber ASA 16,765 117,104
Rogaland Sparebank, Class B 2,665 36,821
#Salmar ASA 8,827 360,165
*Salmon Evolution ASA 142,113 80,214
*SATS ASA 73,782 282,414
Ω*Scatec ASA 94,663 946,313
Sea1 Offshore, Inc. 28,313 74,954
#Selvaag Bolig ASA 20,912 75,169
Ω#*Shelf Drilling, Ltd. 99,016 87,344
#*SmartCraft ASA 5,706 14,634
Shares Value
NORWAY — (Continued)
Solstad Maritime Holding AS 53,798 $ 130,661
*Solstad Offshore ASA, Class
A 38,875 190,344
SpareBank 1 Helgeland 1,326 24,347
SpareBank 1 Oestlandet 20,037 375,339
SpareBank 1 Sor-Norge ASA 58,122 1,024,276
Sparebanken More 12,474 128,455
Stolt-Nielsen, Ltd., Class R 17,276 509,379
Storebrand ASA, Class B 186,419 2,667,669
Subsea 7 SA 75,562 1,481,370
Telenor ASA 66,334 1,022,709
TGS ASA 98,565 732,526
TOMRA Systems ASA 24,380 342,248
Var Energi ASA 105,191 364,417
Veidekke ASA 54,714 877,044
Vend Marketplaces ASA,
Class B 11,160 422,398
#Vend Marketplaces ASA,
Class B 9,273 370,075
Wallenius Wilhelmsen ASA 50,494 455,471
Wilh Wilhelmsen Holding ASA,
A Shares 7,938 367,463
Wilh Wilhelmsen Holding ASA,
B Shares 2,798 120,418
Yara International ASA 20,813 776,637
TOTAL NORWAY 49,813,867
PERU — (0.0%)
Cementos Pacasmayo SAA,
ADR 4,565 28,760
Credicorp, Ltd. 4,376 1,037,112
Intercorp Financial Services,
Inc. 2,601 93,792
TOTAL PERU 1,159,664
PHILIPPINES — (0.2%)
Aboitiz Equity Ventures, Inc. 343,780 186,822
Aboitiz Power Corp. 229,600 170,038
ACEN Corp. 5,051,762 216,507
Alliance Global Group, Inc.,
Class R 1,363,100 179,932
Apex Mining Co., Inc. 1,790,000 175,525
Asia United Bank Corp. 20,460 18,765
*Atlas Consolidated Mining &
Development Corp. 277,700 17,805
Ayala Corp. 45,305 458,234
Ayala Land, Inc. 1,167,700 500,450
Bank of the Philippine Islands,
Class A 330,097 668,880
BDO Unibank, Inc., Class A 736,513 1,801,747
Bloomberry Resorts Corp. 2,217,200 154,319
Cebu Air, Inc. 59,627 42,063
*Cebu Air, Inc., Class A 117,120 70,976
Cebu Landmasters, Inc., Class
A 478,033 20,406
Century Pacific Food, Inc. 635,100 402,841
China Banking Corp., Class A 403,247 452,795
Converge Information and
Communications Technology
Solutions, Inc. 1,586,200 486,200

206
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
PHILIPPINES — (Continued)
D&L Industries, Inc. 739,200 $ 64,248
DigiPlus Interactive Corp.,
Class A 116,940 50,519
*DITO CME Holdings Corp. 3,038,000 56,768
DMCI Holdings, Inc. 1,830,450 321,955
DoubleDragon Corp. 168,260 27,980
East West Banking Corp.,
Class A 261,350 55,556
Emperador, Inc. 444,500 123,446
Ginebra San Miguel, Inc.,
Class A 19,720 96,686
*Global Ferronickel Holdings,
Inc. 859,820 19,014
Globe Telecom, Inc. 12,407 355,200
GT Capital Holdings, Inc. 40,680 418,080
International Container
Terminal Services, Inc. 183,870 1,412,142
JG Summit Holdings, Inc. 1,550,950 558,350
Jollibee Foods Corp. 102,780 382,347
Keepers Holdings, Inc. (The),
Class A 1,270,000 54,647
LT Group, Inc. 704,800 157,797
Manila Electric Co. 24,640 226,832
Manila Water Co., Inc. 448,200 282,370
Megaworld Corp. 4,725,500 161,209
Metropolitan Bank & Trust Co. 624,501 794,377
ΩMonde Nissin Corp. 479,200 61,448
Nickel Asia Corp. 2,165,760 83,538
Petron Corp. 1,598,000 67,117
Philex Mining Corp. 680,300 65,776
Philippine National Bank 224,973 242,974
Philippine Seven Corp. 42,560 38,669
Philippine Stock Exchange,
Inc. (The) 312 1,113
*<Phoenix Petroleum
Philippines, Inc. 115,600 1,546
PLDT, Inc. 11,340 256,028
PLDT, Inc., Sponsored ADR 4,980 114,938
*<PNB Holdings Corp. 24,721 45,334
Puregold Price Club, Inc. 387,400 265,649
RFM Corp. 137,000 9,723
Rizal Commercial Banking
Corp., Class A 104,967 44,987
Robinsons Land Corp. 813,378 202,185
Robinsons Retail Holdings,
Inc., Class F 233,330 152,000
San Miguel Corp., Class A 215,200 265,253
Security Bank Corp. 203,594 265,083
Semirara Mining & Power
Corp., Class A 503,940 285,090
SM Investments Corp. 5,105 71,413
SM Prime Holdings, Inc. 391,925 155,876
STI Education Systems
Holdings, Inc. 424,000 10,176
*Synergy Grid & Development
Phils, Inc. 377,000 74,324
*Top Frontier Investment
Holdings, Inc. 3,465 3,267
Union Bank of the Philippines 298,528 163,766
Shares Value
PHILIPPINES — (Continued)
Universal Robina Corp., Class
A 401,520 $ 609,172
Vista Land & Lifescapes, Inc.,
Class A 1,668,000 41,748
Wilcon Depot, Inc., Class A 755,700 129,551
TOTAL PHILIPPINES 15,371,572
POLAND — (0.4%)
#*11 bit studios SA 385 19,487
AB SA 3,784 95,461
#*Action SA 12,086 85,288
*Agora SA, Class H 29,781 73,695
Alior Bank SA 83,729 2,270,370
Ω*Allegro.eu SA 41,382 410,218
Amica SA 2,965 45,738
AmRest Holdings SE 42,019 161,144
Apator SA, Class A 5,895 33,469
*Arctic Paper SA 20,408 62,525
ASBISc Enterprises PLC 25,058 183,607
Asseco Poland SA 44,802 2,433,274
Asseco South Eastern Europe
SA, Class F 1,073 22,127
Auto Partner SA, Class A 35,045 187,708
Bank Handlowy w Warszawie
SA 15,931 466,752
*Bank Millennium SA, Class A 412,692 1,616,948
*Bank Ochrony Srodowiska SA 31,286 86,301
Bank Polska Kasa Opieki SA 40,459 2,217,985
Benefit Systems SA, Class A 1,303 1,186,449
BNPP Bank Polska SA 1,639 45,430
Boryszew SA 44,717 72,572
#Budimex SA, Class F 5,016 755,758
*CCC SA, Class A 29,673 1,540,469
CD Projekt SA 4,753 319,752
*Celon Pharma SA 9,568 59,960
#*CI Games SA 46,405 35,170
*Cognor Holding SA, Class A 127,553 238,948
Cyber Folks SA 4,529 218,323
*Cyfrowy Polsat SA 124,902 504,927
*Datawalk SA 1,539 43,812
#Develia SA 216,410 485,097
Ω*Dino Polska SA 66,160 879,003
Dom Development SA, Class
R 3,897 245,258
*Echo Investment SA 1,495 2,130
Elektrotim SA 1,760 23,897
Enea SA 204,414 1,037,946
#Eurocash SA 46,443 100,809
*Fabryki Mebli Forte SA 1,825 13,832
Globe Trade Centre SA 18,382 20,922
*Grupa Azoty SA 33,330 166,650
Grupa Kety SA 6,629 1,551,619
Grupa Pracuj SA 5,559 95,280
Ω*HUUUGE, Inc. 14,988 77,388
#ING Bank Slaski SA, Class A 5,188 463,363
#Inter Cars SA 3,370 517,143
*KGHM Polska Miedz SA,
Class A 33,388 1,142,739
LPP SA 231 1,032,509

207
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
POLAND — (Continued)
*Lubelski Wegiel Bogdanka SA 8,739 $ 56,754
*mBank SA 4,307 1,024,960
Mirbud SA 41,307 165,494
Mo-BRUK SA 1,986 149,987
*Mostostal Zabrze SA 21,012 35,451
Neuca SA 885 157,139
NEWAG SA, Class A 1,769 34,347
Orange Polska SA 174,529 408,886
ORLEN SA 125,797 2,818,473
PCC Rokita SA 999 18,594
Pepco Group NV 45,180 282,647
*PGE Polska Grupa
Energetyczna SA, Class A 397,736 1,289,926
*PKP Cargo SA 25,451 105,580
PlayWay SA 642 47,368
*Polimex-Mostostal SA 51,159 63,298
Powszechna Kasa
Oszczednosci Bank Polski SA 61,577 1,358,520
Powszechny Zaklad
Ubezpieczen SA 171,808 2,899,663
Santander Bank Polska SA 2,679 394,173
*Selvita SA 1,456 13,063
Synektik SA 3,792 217,730
*Tauron Polska Energia SA 811,420 1,811,896
#Text SA 5,147 80,362
Torpol SA 8,701 91,228
Unimot SA, Class F 2,357 95,315
Votum SA 6,155 74,753
Voxel SA 1,016 48,106
VRG SA 34,865 38,282
Warsaw Stock Exchange 6,757 95,908
Wawel SA 20 3,482
Wirtualna Polska Holding SA 9,215 183,856
ΩXTB SA, Class A 36,207 727,825
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 3,303 54,490
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 10,461 65,556
TOTAL POLAND 38,262,364
PORTUGAL — (0.3%)
#Altri SGPS SA 42,109 230,375
Banco Comercial Portugues
SA, Class R 8,894,496 7,345,994
Corticeira Amorim SGPS SA 15,126 135,037
CTT-Correios de Portugal SA 65,090 551,288
EDP Renovaveis SA 104,888 1,236,505
EDP SA 785,814 3,405,125
Galp Energia SGPS SA, Class
B 316,252 6,050,236
Ibersol SGPS SA 13,357 143,093
Jeronimo Martins SGPS SA 56,951 1,394,915
Mota-Engil SGPS SA 66,066 339,816
#Navigator Co. SA (The),
Class B 146,769 520,749
NOS SGPS SA 165,944 687,547
REN - Redes Energeticas
Nacionais SGPS SA 155,605 529,838
Shares Value
PORTUGAL — (Continued)
Semapa-Sociedade de
Investimento e Gestao 4,063 $ 79,799
Sonae SGPS SA 526,703 761,984
TOTAL PORTUGAL 23,412,301
QATAR — (0.2%)
Aamal Co., Class F 1,358,533 307,452
Al Khaleej Takaful Group QSC 175,840 116,873
Al Meera Consumer Goods
Co. QSC 40,833 165,755
Al Rayan Bank 1,505,107 983,838
*Baladna 631,201 232,301
Barwa Real Estate Co. 1,476,608 1,139,190
Commercial Bank PSQC (The) 490,052 658,966
Doha Bank QPSC 1,636,624 1,099,923
Doha Insurance Co. QSC 74,984 54,678
*Estithmar Holding QPSC,
Class A 210,331 205,016
Gulf International Services
QSC 936,292 851,689
Gulf Warehousing Co., Class A 207,085 157,432
Industries Qatar QSC 67,567 246,626
Lesha Bank LLC 907,779 463,987
Mannai Corp. QSC 112,348 188,687
*Mazaya Real Estate
Development QPSC 401,032 67,848
Medicare Group 97,384 153,204
Mesaieed Petrochemical
Holding Co., Class A 414,598 154,293
Ooredoo QPSC, Class A 417,336 1,542,802
Qatar Aluminum Manufacturing
Co. 1,366,900 556,746
Qatar Electricity & Water Co.
QSC 75,913 335,677
Qatar Fuel QSC 138,772 579,328
Qatar Gas Transport Co., Ltd. 1,234,274 1,630,557
Qatar Industrial Manufacturing
Co. QSC 140,158 98,892
Qatar Insurance Co. SAQ 604,234 348,169
Qatar International Islamic
Bank QSC 201,443 615,782
Qatar Islamic Bank QPSC 111,085 748,397
Qatar Islamic Insurance Group 8,488 20,258
Qatar National Bank QPSC,
Class A 748,615 3,855,131
Qatar National Cement Co.
QSC 273,798 259,510
Salam International
Investment, Ltd. QSC 813,430 161,524
United Development Co. QSC 1,500,102 425,599
Vodafone Qatar QSC 1,318,249 863,506
*Widam Food Co. 17,241 10,517
TOTAL QATAR 19,300,153
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 4,144 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 42,197 –
*<Mechel PJSC, ADR 19,960 –

208
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
RUSSIAN FEDERATION — (Continued)
*<PhosAgro PJSC, GDR 132 $ –
*<Polyus PJSC, Class G, GDR 80 –
*<RusHydro PJSC, ADR 5,044 –
*<Sberbank of Russia PJSC,
ADR 64,074 –
*<Sberbank of Russia PJSC,
Sponsored ADR 34,093 –
*<Severstal PAO, GDR 16,777 –
*<Severstal PAO, Sponsored
GDR 4,738 –
*<VTB Bank PJSC, GDR 499,471 –
TOTAL RUSSIAN
FEDERATION –
SAUDI ARABIA — (0.8%)
Abdullah Al Othaim Markets
Co. 196,002 381,439
*ACWA Power Co. 6,225 365,093
*Advanced Petrochemical Co. 36,197 299,141
Al Babtain Power &
Telecommunication Co. 21,312 320,439
Al Hammadi Holding 20,838 201,319
Al Hassan Ghazi Ibrahim
Shaker Co. 12,844 92,107
Al Jouf Agricultural
Development Co. 3,960 45,036
*Al Jouf Cement Co. 25,643 47,033
*Al Khaleej Training and
Education Co. 11,856 77,531
Al Masane Al Kobra Mining
Co. 10,818 191,783
Al Moammar Information
Systems Co. 2,166 74,835
Al Rajhi Bank 262,245 6,624,114
*Al Rajhi Co. for Co-operative
Insurance 6,024 190,784
Al Yamamah Steel Industries
Co. 3,735 34,352
Alamar Foods 4,458 61,324
Alandalus Property Co. 10,725 55,954
Alaseel Co. 22,340 22,751
Aldrees Petroleum and
Transport Services Co. 29,946 953,201
Al-Etihad Cooperative
Insurance Co. 11,434 38,498
Alinma Bank 236,470 1,627,697
AlJazira Takaful Ta'awuni Co. 9,166 31,155
AlKhorayef Water & Power
Technologies Co. 4,707 162,375
Almarai Co. JSC, Class H 113,282 1,446,564
Almunajem Foods Co. 7,107 125,994
Alujain Corp. 14,029 137,257
Arab National Bank 307,712 1,783,386
Arabian Cement Co. 23,199 127,464
ΩArabian Centres Co. 34,789 192,535
*Arabian Contracting Services
Co. 9,402 241,874
Arabian Drilling Co. 12,665 253,563
Arabian Internet &
Communications Services Co. 6,845 435,579
Shares Value
SAUDI ARABIA — (Continued)
Arabian Pipes Co. 70,581 $ 111,579
*Arabian Shield Cooperative
Insurance Co. 25,704 101,415
Arriyadh Development Co. 31,889 272,380
*ARTEX Industrial Investment
Co. 10,003 34,400
Astra Industrial Group Co. 25,284 944,333
Ataa Educational Co. 2,761 45,046
*BAAN Holding Group Co. 20,078 13,328
Bank AlBilad 182,791 1,268,928
*Bank Al-Jazira 440,926 1,477,551
Banque Saudi Fransi 228,052 1,043,260
Basic Chemical Industries, Ltd. 5,420 37,943
Bawan Co., Class H 12,761 178,261
Bupa Arabia for Cooperative
Insurance Co. 14,976 673,124
*Buruj Cooperative Insurance
Co., Class A 4,309 19,793
Catrion Catering Holding Co. 24,241 733,479
City Cement Co., Class A 29,635 132,094
Co. for Cooperative Insurance
(The) 27,846 996,966
Dallah Healthcare Co. 9,565 346,789
*Dar Al Arkan Real Estate
Development Co., Class A 567,714 2,890,709
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 10,993 768,405
East Pipes Integrated Co. for
Industry 9,064 260,967
Eastern Province Cement Co.,
Class F 18,400 135,188
Electrical Industries Co. 374,462 895,451
*Emaar Economic City 75,462 252,874
Etihad Etisalat Co. 294,902 4,811,389
*Fitaihi Holding Group 35,281 30,944
Gulf Insurance Group 11,161 73,581
*Herfy Food Services Co. 5,065 33,973
Jarir Marketing Co. 137,415 470,737
*Jazan Development and
Investment Co. 13,313 38,685
*L'Azurde Co. for Jewelry,
Class A 9,694 32,950
Leejam Sports Co. JSC 15,430 584,523
*Liva Insurance Co., Class H 5,354 18,412
*Lumi Rental Co. 1,917 30,944
*Malath Cooperative Insurance
Co. 10,359 35,569
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 20,662 93,365
*Methanol Chemicals Co. 7,061 23,624
Middle East Healthcare Co. 25,922 389,752
*Middle East Paper Co. 80,798 601,822
Middle East Specialized
Cables Co., Class A 16,913 150,865
Mobile Telecommunications
Co. 297,614 825,141
Mouwasat Medical Services
Co. 26,078 528,359

209
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Nahdi Medical Co. 8,602 $ 283,897
*Najran Cement Co. 39,540 85,698
*National Agriculture
Development Co. (The) 76,629 420,417
National Co. for Glass
Industries (The) 5,965 64,562
National Co. for Learning &
Education 745 33,207
National Gas &
Industrialization Co. 10,480 212,193
*National Industrialization Co. 201,341 516,355
National Medical Care Co. 11,148 482,641
Northern Region Cement Co.,
Class A 40,164 86,515
Power & Water Utility Co. for
Jubail & Yanbu, Class A 1,653 17,680
Qassim Cement Co. (The) 15,398 189,155
*Rabigh Refining &
Petrochemical Co. 105,665 200,564
*Red Sea International Co. 1,809 19,155
Riyad Bank 334,215 2,512,560
Riyadh Cables Group Co.,
Class A 8,020 280,511
SABIC Agri-Nutrients Co.,
Class A 56,927 1,808,989
Sahara International
Petrochemical Co., Class A 161,654 771,402
*Saudi Arabian Amiantit Co. 17,799 98,222
*Saudi Arabian Mining Co. 121,119 1,679,024
ΩSaudi Arabian Oil Co. 457,320 2,962,565
Saudi Aramco Base Oil Co. 13,440 374,060
Saudi Automotive Services Co. 17,047 234,271
Saudi Awwal Bank 180,362 1,557,871
Saudi Basic Industries Corp. 92,464 1,347,114
Saudi Cement Co. 29,772 303,506
*Saudi Ceramic Co. 30,722 250,618
Saudi Chemical Co. Holding 192,650 391,864
Saudi Electricity Co. 53,847 212,023
Saudi Ground Services Co. 869 11,282
Saudi Industrial Investment
Group 92,612 443,913
Saudi Investment Bank (The) 82,736 317,392
*Saudi Kayan Petrochemical
Co. 417,215 508,297
*Saudi Marketing Co. 5,615 25,088
Saudi National Bank (The) 272,265 2,721,852
Saudi Paper Manufacturing
Co. 6,978 102,686
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 20,138 129,490
*Saudi Printing & Packaging
Co. 10,200 31,434
*Saudi Public Transport Co. 47,757 170,347
*Saudi Real Estate Co. 60,031 294,786
*Saudi Reinsurance Co. 44,897 544,591
*Saudi Research & Media
Group 7,733 379,527
Saudi Steel Pipe Co. 6,088 83,259
Shares Value
SAUDI ARABIA — (Continued)
Saudi Tadawul Group Holding
Co. 1,794 $ 78,291
Saudi Telecom Co. 439,598 4,926,742
Saudia Dairy & Foodstuff Co.,
Class A 5,962 418,012
*Savola Group (The) 58,802 388,920
Scientific & Medical Equipment
House Co. 4,089 38,589
*Seera Group Holding 118,380 816,740
*Sinad Holding Co. 28,188 81,083
Southern Province Cement Co. 11,749 82,376
Sustained Infrastructure
Holding Co. 16,640 147,542
Tabuk Cement Co. 17,482 48,562
*Takween Advanced Industries
Co. 9,944 20,784
Tanmiah Food Co., Class F 5,303 126,952
Theeb Rent A Car Co. 15,476 254,557
*Umm Al-Qura Cement Co. 11,747 48,885
United Electronics Co. 27,145 649,480
United International
Transportation Co. 33,965 633,827
United Wire Factories Co. 2,941 17,719
*Walaa Cooperative Insurance
Co. 23,795 88,682
Yamama Cement Co. 48,069 421,345
Yanbu Cement Co. 25,168 114,263
Yanbu National Petrochemical
Co., Class A 53,993 439,014
TOTAL SAUDI ARABIA 72,054,023
SINGAPORE — (0.9%)
*AEM Holdings, Ltd. 154,429 192,835
Aztech Global, Ltd. 172,500 88,421
#Banyan Tree Holdings, Ltd. 205,300 101,277
Bonvests Holdings, Ltd. 22,000 16,957
BRC Asia, Ltd. 34,800 96,298
Bukit Sembawang Estates,
Ltd. 28,100 92,703
Bund Center Investment, Ltd. 64,750 18,966
Centurion Corp., Ltd. 72,300 95,297
China Aviation Oil Singapore
Corp., Ltd. 182,100 157,207
City Developments, Ltd. 250,100 1,187,510
ComfortDelGro Corp., Ltd. 966,200 1,139,466
Concord New Energy Group,
Ltd. 4,830,000 255,344
*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,503,100 143,665
CSE Global, Ltd. 372,202 186,481
DBS Group Holdings, Ltd. 284,001 10,487,909
*Del Monte Pacific, Ltd. 252,659 17,333
Delfi, Ltd. 233,500 151,185
DFI Retail Group Holdings,
Ltd. 184,800 639,408
*<Ezion Holdings, Ltd. 1,747,154 –
#*<Ezra Holdings, Ltd. 767,465 –
Far East Orchard, Ltd. 101,539 90,006
First Resources, Ltd. 435,100 509,771

210
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SINGAPORE — (Continued)
Food Empire Holdings, Ltd.,
Registered 131,300 $ 237,835
Frasers Property, Ltd. 261,600 189,543
Frencken Group, Ltd. 380,000 486,222
*Fu Yu Corp., Ltd. 231,600 19,101
*Gallant Venture, Ltd. 282,900 18,535
Genting Singapore, Ltd. 2,844,400 1,611,465
Geo Energy Resources, Ltd. 752,700 197,262
Golden Agri-Resources, Ltd. 4,742,600 932,179
GuocoLand, Ltd. 153,866 200,434
Hiap Hoe, Ltd. 39,000 16,233
Ho Bee Land, Ltd. 104,500 163,514
Hong Fok Corp., Ltd. 251,320 156,912
Hong Leong Asia, Ltd. 189,900 240,055
Hongkong Land Holdings, Ltd. 353,600 2,139,280
Hotel Grand Central, Ltd. 42,775 24,069
Hour Glass, Ltd. (The) 147,100 227,904
HRnetgroup, Ltd. 40,200 21,690
Hutchison Port Holdings Trust,
Class U 3,467,500 693,500
*<Hyflux, Ltd. 291,500 –
iFAST Corp., Ltd. 63,200 441,355
ISDN Holdings, Ltd. 172,900 49,311
Keppel Infrastructure Trust 1,714,115 581,347
Keppel, Ltd. 497,700 3,249,331
Leoch International
Technology, Ltd. 212,000 52,392
LHN, Ltd. 36,500 22,226
Low Keng Huat Singapore,
Ltd. 66,000 22,384
Mandarin Oriental
International, Ltd. 28,400 56,232
Marco Polo Marine, Ltd. 2,158,000 96,477
*Mermaid Maritime PCL 123,200 11,585
Micro-Mechanics Holdings,
Ltd., Class B 6,500 9,219
*<Midas Holdings, Ltd. 550,500 –
Ω*Mobvista, Inc. 402,000 460,380
Nanofilm Technologies
International, Ltd. 123,000 69,685
NetLink NBN Trust 828,300 571,417
*<New Swiber 105,749 –
*Oceanus Group, Ltd. 2,196,800 10,160
Olam Group, Ltd. 241,105 193,278
OUE, Ltd. 141,200 121,898
Oversea-Chinese Banking
Corp., Ltd. 296,126 3,850,654
*Oxley Holdings, Ltd. 474,847 41,359
Pan-United Corp., Ltd., Class
A 53,750 41,016
Propnex, Ltd. 137,900 146,685
Q&M Dental Group Singapore,
Ltd. 112,920 34,380
QAF, Ltd. 158,907 108,400
Raffles Medical Group, Ltd. 345,611 263,734
*Rex International Holding, Ltd. 512,800 77,868
#Riverstone Holdings, Ltd. 309,300 168,079
SATS, Ltd. 348,278 853,682
SBS Transit, Ltd. 27,900 67,527
Shares Value
SINGAPORE — (Continued)
Seatrium, Ltd. 1,335,075 $ 2,336,008
Sembcorp Industries, Ltd. 640,900 3,833,494
Sheng Siong Group, Ltd. 420,200 680,171
SIA Engineering Co., Ltd.,
Registered 60,200 142,455
Sing Holdings, Ltd. 16,000 5,180
Singapore Airlines, Ltd. 744,650 3,903,049
Singapore Exchange, Ltd. 294,900 3,636,952
Singapore Land Group, Ltd. 87,713 180,517
Singapore Technologies
Engineering, Ltd. 309,100 2,089,496
Singapore
Telecommunications, Ltd. 143,400 428,868
StarHub, Ltd. 348,300 330,219
Straits Trading Co., Ltd. 77,360 96,003
Tai Sin Electric, Ltd. 55,856 23,895
*Thomson Medical Group, Ltd. 1,592,500 63,830
Trip.com Group, Ltd. 98,750 6,189,172
Trip.com Group, Ltd.,
Sponsored ADR 43,366 2,686,524
Tuan Sing Holdings, Ltd. 299,634 65,823
UMS Integration, Ltd. 362,250 424,419
United Overseas Bank, Ltd. 258,792 7,219,087
UOB-Kay Hian Holdings, Ltd. 251,447 455,467
UOL Group, Ltd. 247,355 1,311,753
Venture Corp., Ltd. 198,500 1,976,814
Vicom, Ltd. 18,400 22,692
Want Want China Holdings,
Ltd., Class A 3,050,000 2,202,994
Wee Hur Holdings, Ltd. 319,100 158,646
Wilmar International, Ltd. 650,100 1,478,240
Wing Tai Holdings, Ltd. 257,700 270,144
Yangzijiang Shipbuilding
Holdings, Ltd. 1,785,900 3,524,033
TOTAL SINGAPORE 80,651,778
SOUTH AFRICA — (1.0%)
Absa Group, Ltd., Class F 148,379 1,480,713
Adcock Ingram Holdings, Ltd.,
Class A 27,047 103,207
Advtech, Ltd., Class A 421,369 760,130
AECI, Ltd. 78,526 475,303
African Rainbow Minerals, Ltd. 62,876 644,355
Afrimat, Ltd. 71,469 165,328
Alexander Forbes Group
Holdings, Ltd. 210,757 98,837
Altron, Ltd., Class A 124,211 144,595
Anglogold Ashanti PLC 36,262 1,654,847
Anglogold Ashanti PLC, Class
H 80,013 3,700,601
Aspen Pharmacare Holdings,
Ltd. 150,282 974,870
Astral Foods, Ltd. 29,247 281,156
AVI, Ltd. 227,492 1,181,336
Barloworld, Ltd. 131,485 846,827
Bid Corp., Ltd. 62,327 1,578,640
Bidvest Group, Ltd., Class A 159,036 2,092,600
*Blue Label Telecoms, Ltd. 126,900 114,742

211
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
Capitec Bank Holdings, Ltd.,
Class F 8,444 $ 1,649,374
Cashbuild, Ltd., Class A 6,451 55,297
City Lodge Hotels, Ltd. 247,318 56,897
Clicks Group, Ltd., Class H 107,368 2,267,657
Coronation Fund Managers,
Ltd. 179,568 408,937
Curro Holdings, Ltd. 139,453 67,789
DataTec, Ltd. 206,816 684,183
ΩDis-Chem Pharmacies, Ltd. 296,295 509,105
Discovery, Ltd. 103,241 1,232,897
DRDGOLD, Ltd. 83,033 110,894
DRDGOLD, Ltd., ADR 24,347 324,789
Famous Brands, Ltd., Class A 42,280 137,368
FirstRand, Ltd. 582,155 2,493,777
Foschini Group, Ltd., Class A 252,653 1,718,725
Gold Fields, Ltd., Class A 1,947 47,462
Gold Fields, Ltd., Sponsored
ADR 277,301 6,755,053
Grindrod, Ltd., Class B 425,018 272,651
Harmony Gold Mining Co., Ltd. 14,209 190,004
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 425,805 5,731,335
Hudaco Industries, Ltd. 20,024 215,937
*Impala Platinum Holdings,
Ltd. 377,660 3,590,407
Investec, Ltd. 84,692 629,294
Invicta Holdings, Ltd. 5,204 9,713
*iOCo, Ltd. 90,543 20,980
Italtile, Ltd. 249,670 136,002
JSE, Ltd. 70,028 527,267
*KAP, Ltd., Class A 1,168,504 120,194
#Kumba Iron Ore, Ltd. 15,191 253,053
Lewis Group, Ltd., Class A 38,459 166,916
Life Healthcare Group
Holdings, Ltd. 637,261 471,888
Merafe Resources, Ltd. 1,343,352 91,377
*Metair Investments, Ltd.,
Class H 98,252 32,547
Momentum Group, Ltd., Class
A 1,276,566 2,434,176
Motus Holdings, Ltd. 145,792 748,451
Mpact, Ltd. 74,949 103,621
Mr Price Group, Ltd. 149,108 1,742,376
MTN Group, Ltd., Class A 500,175 4,241,772
*MultiChoice Group 117,016 778,812
Nedbank Group, Ltd. 134,518 1,849,144
NEPI Rockcastle NV 166,043 1,278,483
Netcare, Ltd. 939,770 714,605
Ninety One, Ltd., Class A 133,599 323,386
Northam Platinum Holdings,
Ltd., Class A 170,315 1,975,871
*Nutun, Ltd. 394,944 30,578
Oceana Group, Ltd. 64,078 185,581
Old Mutual, Ltd., Class A 4,739,421 3,347,015
Omnia Holdings, Ltd. 125,771 549,824
OUTsurance Group, Ltd.,
Class A 262,233 1,120,282
ΩPepkor Holdings, Ltd. 1,151,258 1,743,838
Shares Value
SOUTH AFRICA — (Continued)
*Pick n Pay Stores, Ltd. 286,464 $ 449,122
PPC, Ltd. 785,436 221,959
Premier Group, Ltd. 2,422 18,752
PSG Financial Services, Ltd. 478,995 621,972
Raubex Group, Ltd. 143,581 358,188
RCL Foods, Ltd. 37,465 20,719
Reunert, Ltd. 101,585 313,814
RFG Holdings, Ltd. 50,033 44,326
Sanlam, Ltd. 225,028 1,090,638
Santam, Ltd. 20,065 489,705
Sappi, Ltd. 338,809 516,950
*Sasol, Ltd., Class A 128,515 666,082
Shoprite Holdings, Ltd., Class
A 114,111 1,675,521
*Sibanye Stillwater, Ltd., Class
A 1,238,576 2,628,185
*Sibanye Stillwater, Ltd., Class
A, ADR 71,654 599,028
Southern Sun, Ltd., Class A 517,488 271,014
*SPAR Group, Ltd. (The) 151,200 894,699
Spur Corp., Ltd. 39,148 77,506
Stadio Holdings, Ltd. 76,786 37,156
Standard Bank Group, Ltd. 276,714 3,587,144
Sun International, Ltd. 158,946 412,956
Super Group, Ltd. 291,149 260,839
Telkom SA SOC, Ltd., Class A 260,505 856,176
Thungela Resources, Ltd. 83,718 430,523
Tiger Brands, Ltd. 64,580 1,083,923
Truworths International, Ltd. 214,142 837,620
Tsogo Sun, Ltd. 241,737 92,377
*Valterra Platinum, Ltd. 21,986 983,414
Valterra Platinum, Ltd. 12,516 568,624
Vodacom Group, Ltd. 78,303 602,261
We Buy Cars Holdings, Ltd. 103,906 330,867
Wilson Bayly Holmes-Ovcon,
Ltd. 30,131 289,737
Woolworths Holdings, Ltd. 306,333 847,043
Zeda, Ltd. 127,444 89,861
TOTAL SOUTH AFRICA 92,714,372
SPAIN — (1.9%)
Acciona SA 18,449 3,551,661
Acerinox SA 127,813 1,481,894
ACS Actividades de
Construccion y Servicios SA 91,927 6,354,958
ΩAedas Homes SA 8,528 206,438
ΩAena SME SA 137,610 3,716,231
Almirall SA 29,532 357,611
Amadeus IT Group SA 96,941 7,813,331
#*Amper SA 348,803 56,929
Atresmedia Corp. de Medios
de Comunicacion SA 67,821 385,016
Audax Renovables SA 76,467 126,554
Azkoyen SA 5,887 59,024
Banco Bilbao Vizcaya
Argentaria SA 506,641 8,489,343
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 938,152 15,695,283

212
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SPAIN — (Continued)
Banco de Sabadell SA 4,199,117 $ 15,576,494
Banco Santander SA 1,578,538 13,615,344
Banco Santander SA,
Sponsored ADR 346,063 2,979,603
Bankinter SA 482,150 6,898,027
CaixaBank SA 1,013,786 9,572,667
ΩCellnex Telecom SA 63,329 2,246,969
CIE Automotive SA 30,940 933,112
Construcciones y Auxiliar de
Ferrocarriles SA 24,539 1,491,365
#Corp ACCIONA Energias
Renovables SA 8,585 231,695
*Distribuidora Internacional de
Alimentacion SA 7,130 234,210
Ebro Foods SA 29,191 572,654
*eDreams ODIGEO SA 24,633 234,288
#Elecnor SA 18,949 518,343
Enagas SA 83,064 1,246,849
#*Ence Energia y Celulosa SA 100,181 316,466
Endesa SA 74,556 2,163,183
Ercros SA 51,721 184,103
Faes Farma SA 206,072 1,027,164
Ferrovial SE 68,605 3,525,614
Ferrovial SE 596 30,456
Fluidra SA 51,470 1,293,657
Ω#Gestamp Automocion SA 133,982 506,970
ΩGlobal Dominion Access SA 42,649 164,746
Grifols SA 170,709 2,563,439
Grupo Catalana Occidente SA 27,621 1,545,898
Grupo Empresarial San Jose
SA 9,436 66,096
Iberdrola SA 508,267 8,932,529
Iberpapel Gestion SA 4,004 90,738
#Indra Sistemas SA 80,390 3,343,641
Industria de Diseno Textil SA 118,795 5,698,342
Laboratorios Farmaceuticos
Rovi SA 15,371 953,529
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 103,889 160,760
Logista Integral SA, Class R 41,313 1,312,620
Mapfre SA 595,777 2,435,723
Melia Hotels International SA 50,318 449,211
Miquel y Costas & Miquel SA 12,723 206,053
Naturgy Energy Group SA 38,052 1,196,815
ΩNeinor Homes SA 13,897 271,670
*Obrascon Huarte Lain SA 189,799 71,687
Prim SA 3,592 50,157
*Promotora de Informaciones
SA, Class A 29,645 11,875
ΩProsegur Cash SA 115,528 99,302
Realia Business SA 55,988 60,236
Redeia Corp. SA 119,780 2,323,735
Repsol SA 592,383 9,003,956
Repsol SA, Sponsored ADR 21,009 320,387
Sacyr SA 298,680 1,227,251
*Solaria Energia y Medio
Ambiente SA 35,028 451,827
Ω#*Talgo SA 23,592 81,951
*Tecnicas Reunidas SA 36,190 895,524
Shares Value
SPAIN — (Continued)
Telefonica SA 1,841,261 $ 9,533,901
Telefonica SA, Sponsored
ADR 111,179 571,460
Tubacex SA 68,400 286,921
ΩUnicaja Banco SA 745,260 1,966,979
Vidrala SA 9,555 1,033,464
Viscofan SA 22,864 1,570,132
TOTAL SPAIN 172,646,061
SWEDEN — (1.9%)
AAK AB 21,230 549,468
ΩAcadeMedia AB 76,575 703,783
AddLife AB, Class B 40,746 721,837
Addnode Group AB 50,669 583,536
AddTech AB, B Shares 65,300 2,207,935
AFRY AB 61,064 949,139
Alfa Laval AB 30,267 1,322,658
ΩAlimak Group AB 41,407 711,910
Alleima AB 160,605 1,141,207
Alligo AB, Class B 17,735 190,801
ΩAmbea AB, Class B 74,671 941,823
*Annehem Fastigheter AB,
Class B 32,316 55,627
AQ Group AB 29,300 600,122
Arise AB 17,840 62,697
Arjo AB, Class B 153,944 540,392
*Asmodee Group AB, Class B 45,159 572,087
Assa Abloy AB, Class B 49,101 1,629,019
Atlas Copco AB, Class A 348,855 5,340,164
Atlas Copco AB, Class B 129,371 1,758,342
Atrium Ljungberg AB, B
Shares 72,889 237,081
ΩAttendo AB 99,464 700,135
Avanza Bank Holding AB 54,302 2,012,998
Axfood AB 21,236 635,570
Beijer Alma AB, Class B 22,051 596,474
#Beijer Ref AB 53,013 892,983
Bergman & Beving AB 15,827 510,820
Betsson AB, Class B 192,186 3,270,773
#*Better Collective A/S 19,228 272,271
*BHG Group AB 141,527 338,164
*BICO Group AB 23,333 87,309
Bilia AB, A Shares 63,718 751,444
Billerud Aktiebolag 156,772 1,337,248
BioGaia AB, B Shares 35,456 357,837
Bjorn Borg AB 4,443 26,313
*Boliden AB 94,044 2,899,428
*Bonava AB, B Shares 176,650 207,785
Ω*BoneSupport Holding AB 2,610 88,410
Ω*Boozt AB, Class A 18,483 165,233
ΩBravida Holding AB 68,017 640,460
Bufab AB 81,015 807,344
Bulten AB 12,667 76,575
Byggmax Group AB 51,355 306,768
*Camurus AB 11,471 805,102
*Carasent AB 22,171 67,241
Castellum AB 88,785 1,016,136
Catella AB 23,531 71,728
Catena AB 11,159 506,510

213
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
*Cavotec Group AB 5,047 $ 9,101
Cellavision AB 7,630 136,499
*Cint Group AB 191,411 140,423
Clas Ohlson AB, B Shares 56,070 1,959,043
Cloetta AB, B Shares 224,699 725,682
Coinshares International, Ltd. 9,821 108,677
ΩCoor Service Management
Holding AB 41,723 197,077
Corem Property Group AB,
Class B 213,742 95,704
Corem Property Group AB,
Class D 3,408 82,932
*CTEK AB 5,485 8,171
CTT Systems AB 3,103 69,946
Dios Fastigheter AB 39,973 263,762
ΩDometic Group AB 167,728 853,781
Duni AB 6,429 60,207
Ω*Dustin Group AB 395,169 64,905
*Dynavox Group AB 52,770 684,510
Eastnine AB 33,132 160,571
Elanders AB, Class B 11,353 66,770
*Electrolux AB, Class B 136,271 835,236
Electrolux Professional AB,
Class B 119,596 816,112
Elekta AB, Class B 186,422 922,961
*Eltel AB 18,432 19,074
*Embracer Group AB 48,695 506,818
*Enad Global 7 AB 2,584 3,352
*Enea AB 16,680 126,299
Engcon AB 14,832 116,713
Eolus Vind AB, Class B 2,131 11,812
Ependion AB, Class B 11,310 136,743
Epiroc AB, Class A 69,161 1,414,074
Epiroc AB, Class B 38,078 685,886
#EQT AB 5,476 184,426
Essity AB, Class A 4,520 111,845
Essity AB, Class B 122,035 3,019,678
Evolution AB 16,640 1,487,401
Ework Group AB 4,825 52,404
#Fabege AB 53,268 447,821
Fagerhult Group AB 30,565 119,005
#Fasadgruppen Group AB 7,397 22,169
*Fastighets AB Balder, B
Shares 91,152 619,211
*Fastighets AB Trianon, Class
B 24,160 46,737
*Fastighetsbolaget Emilshus
AB, Class B 899 4,624
FastPartner AB, Class A 19,506 100,130
FastPartner AB, Class D 3,778 29,613
Fenix Outdoor International AG 1,944 99,991
*Ferronordic AB 2,180 10,610
FormPipe Software AB 2,938 8,278
G5 Entertainment AB 4,256 46,049
Getinge AB, B Shares 106,928 2,115,596
Granges AB 75,324 1,015,660
Ω*Green Landscaping Group
AB 13,084 75,074
*Gruvaktiebolaget Viscaria 13,144 21,763
Shares Value
SWEDEN — (Continued)
#H & M Hennes & Mauritz AB,
Class B 81,105 $ 1,099,843
Hanza AB 11,022 125,807
Heba Fastighets AB, Class B 28,440 90,188
Hemnet Group AB 50,877 1,474,212
Hexagon AB, Class B 113,366 1,253,905
#*Hexatronic Group AB 71,943 153,988
Hexpol AB 103,952 899,480
*HMS Networks AB 15,000 633,824
#Holmen AB, B Shares 19,680 733,982
Hufvudstaden AB, Class A 29,175 354,531
Humana AB 34,611 132,276
Husqvarna AB, A Shares 7,731 42,062
Husqvarna AB, B Shares 136,265 743,330
Indutrade AB 54,226 1,324,564
Instalco AB 161,585 425,494
#*International Petroleum
Corp. 78,158 1,311,736
*International Petroleum Corp. 2,124 35,488
INVISIO AB 15,485 503,749
Inwido AB 43,125 806,401
*ITAB Shop Concept AB 14,272 25,386
JM AB 45,458 654,869
*John Mattson
Fastighetsforetagen AB 14,063 88,760
Kabe Group AB, Class B 1,017 26,780
*Karnov Group AB 46,233 550,449
#*K-fast Holding AB 60,028 102,099
*Klarabo Sverige AB, Class B 29,002 45,525
KNOW IT AB 16,890 202,476
Lagercrantz Group AB, B
Shares 83,618 1,951,698
Lifco AB, Class B 21,302 763,046
Lime Technologies AB 5,388 210,335
Lindab International AB 48,122 1,015,711
Loomis AB 57,581 2,286,768
*Medcap AB 5,933 396,960
Medicover AB, Class B 24,794 698,616
MEKO AB 25,464 223,597
MIPS AB 4,530 193,364
*Modern Times Group MTG
AB, Class B 58,281 601,931
Momentum Group AB 17,590 280,076
ΩMunters Group AB 52,279 739,206
Mycronic AB 65,425 1,428,520
#*NCAB Group AB, Class B 85,879 467,241
NCC AB, Class B 74,653 1,421,190
Nederman Holding AB 9,131 159,234
*Net Insight AB, Class B 97,523 40,519
New Wave Group AB, Class B 69,005 831,471
Nibe Industrier AB, Class B 124,497 575,555
Nilorngruppen AB, Class B 4,662 26,750
Nivika Fastigheter AB, Class B 13,938 62,265
*Nobia AB 261,461 121,464
Nolato AB, Class B 130,629 776,964
Nordnet AB (publ), Registered 29,289 795,261
*Norion Bank AB 37,931 243,680
Note AB, Registered 7,315 143,680
NP3 Fastigheter AB 12,850 341,664

214
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
Nyfosa AB 64,989 $ 566,668
OEM International AB, Class B 40,740 564,361
#*Orron Energy ab 117,392 60,622
*Ovzon AB 5,634 24,130
Peab AB, Class B 77,240 583,269
Platzer Fastigheter Holding
AB, Class B 22,647 162,199
Prevas AB, B Shares 3,615 27,409
*Pricer AB, Class B 89,572 41,529
Proact IT Group AB 20,238 202,384
Ratos AB, B Shares 163,919 583,469
RaySearch Laboratories AB 16,035 552,857
Rejlers AB 6,399 130,343
*Rottneros AB 79,126 24,322
RVRC Holding AB 33,939 154,954
Saab AB, Class B 73,788 4,034,986
#Sagax AB, Class B 24,248 515,777
#*Samhallsbyggnadsbolaget i
Norden AB 382,438 192,634
*Samhallsbyggnadsbolaget i
Norden AB, Class D 73,597 59,196
Sandvik AB 132,767 3,253,946
Scandi Standard AB 34,339 333,545
ΩScandic Hotels Group AB 262,973 2,193,283
*Sdiptech AB 10,121 204,498
Sectra AB, Class B 47,073 1,750,804
Securitas AB, Class B 98,973 1,475,499
*Sedana Medical AB 37,271 60,414
*Sensys Gatso Group AB 4,901 20,965
Ω*Sinch AB 584,499 2,022,432
Skandinaviska Enskilda
Banken AB, Class A 226,933 3,985,360
Skandinaviska Enskilda
Banken AB, Class C 1,689 30,043
Skanska AB, Class B 81,557 1,906,100
SKF AB, B Shares 104,240 2,442,641
SKF AB, Class A 5,812 137,561
SkiStar AB 27,046 428,422
Softronic AB, Class B 7,317 17,768
Solid Forsakring AB 9,558 72,666
SSAB AB, Class A 104,409 605,499
SSAB AB, Class B 310,991 1,768,479
*Stendorren Fastigheter AB 5,792 121,658
*Stillfront Group AB 186,541 97,191
Storskogen Group AB, Class B 867,032 1,013,631
Svedbergs Group AB, Class B 5,424 31,289
Svenska Cellulosa AB SCA,
Class A 5,089 64,240
#Svenska Cellulosa AB SCA,
Class B 136,151 1,713,780
Svenska Handelsbanken AB,
Class A 131,182 1,608,894
#Svenska Handelsbanken AB,
Class B 2,965 58,177
Sweco AB, Class B 64,347 1,017,310
Swedbank AB, Class A 100,364 2,684,998
*Swedish Logistic Property AB,
Class B 30,702 124,729
Shares Value
SWEDEN — (Continued)
*Swedish Orphan Biovitrum
AB, Class A 29,178 $ 805,999
Synsam AB 62,278 341,387
Systemair AB 45,633 441,845
Tele2 AB, B Shares 246,418 3,820,062
Telefonaktiebolaget LM
Ericsson, Class A 14,280 104,468
Telefonaktiebolaget LM
Ericsson, Class B 826,436 6,040,897
Telia Co. AB 1,045,721 3,708,314
TF Bank AB 18,942 262,399
ΩThule Group AB 24,167 687,882
Trelleborg AB, Class B 66,115 2,412,976
Troax Group AB, Class B 19,542 274,715
Truecaller AB, Class B 134,384 674,688
VBG Group AB, Class B 13,037 376,424
*Vestum AB 61,764 61,069
Vitec Software Group AB, B
Shares 10,614 413,911
Vitrolife AB 51,435 758,893
Volati AB 9,711 107,460
Volvo AB, Class A 52,048 1,498,544
Volvo AB, Class B 526,946 15,182,403
#*Volvo Car AB, Class B 345,636 664,725
#Wallenstam AB, B Shares 94,684 431,326
Wihlborgs Fastigheter AB 68,196 672,890
TOTAL SWEDEN 171,297,791
SWITZERLAND — (5.1%)
ABB, Ltd., Registered 283,600 18,691,302
Accelleron Industries AG 57,413 5,256,643
Accelleron Industries AG, ADR 171 15,628
Adecco Group AG, Registered 106,660 3,380,861
*AEVIS VICTORIA SA 795 13,070
Alcon AG, ADR 115,051 10,072,715
Allreal Holding AG, Registered 14,404 3,263,760
ALSO Holding AG, Registered 4,431 1,345,042
*ams-OSRAM AG 30,835 412,374
APG SGA SA 738 206,300
Arbonia AG 28,583 195,352
*Aryzta AG 21,262 2,008,245
Ascom Holding AG, Registered 17,085 86,366
Autoneum Holding AG 2,695 479,229
Avolta AG 71,350 3,744,766
Baloise Holding AG,
Registered 37,251 8,958,956
Banque Cantonale de Geneve,
Class BR 1,171 347,529
Banque Cantonale Vaudoise,
Registered 22,363 2,595,545
#Barry Callebaut AG,
Registered 858 1,052,887
*Basilea Pharmaceutica Ag
Allschwil, Registered 3,687 263,341
Belimo Holding AG, Class R 3,893 4,571,117
Bell Food Group AG 1,587 504,213
Bellevue Group AG, Class BR 4,979 48,070
Berner Kantonalbank AG,
Registered 2,481 776,029

215
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWITZERLAND — (Continued)
BKW AG 8,160 $ 1,821,819
Bossard Holding AG,
Registered, Class A 4,791 1,019,500
Bucher Industries AG,
Registered 5,164 2,448,298
Burckhardt Compression
Holding AG 2,117 1,892,669
Burkhalter Holding AG 4,056 731,234
Bystronic AG 414 205,203
Calida Holding AG, Registered 227 4,014
*Carlo Gavazzi Holding AG,
Registered 216 49,209
Cembra Money Bank AG 22,363 2,515,683
Cham Swiss Properties AG 2,487 70,134
Chocoladefabriken Lindt &
Spruengli AG, Registered 18 2,637,768
*Cicor Technologies, Ltd.,
Registered 1,860 462,681
Cie Financiere Richemont SA,
Registered 48,679 7,996,772
Cie Financiere Tradition SA,
Class BR 1,116 324,335
#Clariant AG, Registered 154,809 1,601,374
#Coltene Holding AG,
Registered 1,645 105,946
COSMO Pharmaceuticals NV 6,425 462,856
#CPH Group AG 245 22,809
Daetwyler Holding AG, Class
BR 4,028 720,234
DKSH Holding AG 21,805 1,519,812
#*DocMorris AG 35,396 335,631
dormakaba Holding AG 2,099 2,034,250
DSM-Firmenich AG 22,242 2,151,622
EFG International AG 81,053 1,610,979
Emmi AG, Registered 1,042 950,831
EMS-Chemie Holding AG 937 741,362
#*Feintool International
Holding AG, Registered 3,218 48,544
Flughafen Zurich AG,
Registered 14,356 4,066,104
Forbo Holding AG, Registered 716 683,332
ΩGalenica AG 34,940 3,717,525
*GAM Holding AG 38,806 4,922
Geberit AG, Registered 9,344 7,180,169
Georg Fischer AG, Registered 80,482 6,338,063
Givaudan SA, Registered 1,637 6,876,186
Glarner Kantonalbank 1,098 28,800
*Gurit Holding AG, Class BR 1,522 28,114
Helvetia Holding AG,
Registered 27,669 6,688,535
Hiag Immobilien Holding AG 2,190 291,802
Holcim AG 117,409 9,395,033
Huber + Suhner AG,
Registered 11,637 1,562,013
Hypothekarbank Lenzburg AG,
Class R 9 45,219
Implenia AG, Registered 7,486 507,025
Inficon Holding AG, Registered 9,820 1,189,937
Interroll Holding AG, Class R 272 767,046
Shares Value
SWITZERLAND — (Continued)
Intershop Holding AG 2,769 $ 513,529
Investis Holding SA 551 85,156
IVF Hartmann Holding AG,
Registered 150 25,860
Julius Baer Group, Ltd.,
Registered 108,399 7,371,212
Jungfraubahn Holding AG,
Registered 2,838 709,456
Kardex Holding AG,
Registered 3,547 1,371,539
#*Komax Holding AG, Class R 2,814 386,728
*Kudelski SA, Class BR 18,111 33,454
Kuehne + Nagel International
AG, Class R 7,634 1,562,899
Landis+Gyr Group AG 39,551 3,258,373
Lastminute.com NV 2,952 59,073
*LEM Holding SA, Registered 133 108,752
Liechtensteinische
Landesbank AG, Class B 7,988 854,821
#Logitech International SA,
Class R, ADR 70,875 6,582,870
Lonza Group AG, Registered 11,069 7,796,894
Luzerner Kantonalbank AG,
Registered 9,650 872,249
ΩMedacta Group SA 2,650 485,586
ΩMedmix AG 5,952 87,662
Meier Tobler Group AG 2,661 119,115
Metall Zug AG, Registered 153 188,412
Mikron Holding AG, Registered 5,449 122,796
#Mobilezone Holding AG,
Registered 30,257 425,509
Mobimo Holding AG,
Registered 6,594 2,586,280
Ω*Montana Aerospace AG 11,829 413,698
Naturenergie Holding AG,
Class B 3,595 146,093
Nestle SA, Registered 396,048 34,676,452
Novartis AG, Class B,
Sponsored ADR 519,451 59,082,357
Novartis AG, Registered 8,087 938,014
Novavest Real Estate AG,
Class B 1,254 61,152
OC Oerlikon Corp. AG
Pfaffikon 123,374 605,893
Orell Fuessli AG, Registered 152 19,654
#*Orior AG 3,511 53,008
Partners Group Holding AG 5,766 7,821,254
Phoenix Mecano AG,
Registered 223 126,322
Plazza AG, Registered, Class
A 467 228,885
Ω*PolyPeptide Group AG 4,324 120,607
PSP Swiss Property AG,
Registered 22,280 3,789,013
#Rieter Holding AG,
Registered 695 53,063
Roche Holding AG, Class A 83,505 26,438,194
Roche Holding AG, Class BR 3,636 1,221,477

216
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
SWITZERLAND — (Continued)
Romande Energie Holding SA,
Registered 3,136 $ 160,266
Sandoz Group AG 144,904 8,338,605
Sandoz Group AG, ADR 57,470 3,276,365
*Santhera Pharmaceuticals
Holding AG, Registered 3,167 58,110
Schindler Holding AG,
Registered 5,910 2,085,112
Schweiter Technologies AG,
Registered 569 265,213
SFS Group AG 10,158 1,320,959
SGS SA, Registered 56,637 5,774,944
Siegfried Holding AG,
Registered 33,010 3,719,494
SIG Group AG 227,914 3,704,778
Sika AG, Registered 20,989 4,978,119
SKAN Group AG, Class A 1,671 153,920
Softwareone Holding AG 38,413 315,043
*Softwareone Holding AG 10,747 88,202
Sonova Holding AG 12,933 3,540,430
St. Galler Kantonalbank AG,
Registered 1,729 1,057,137
Stadler Rail AG 25,662 682,593
StarragTornos Group AG 360 15,162
Straumann Holding AG, Class
R 9,464 1,155,423
Sulzer AG, Registered 13,016 2,519,691
#Swatch Group AG (The),
Class BR 14,715 2,625,705
#Swatch Group AG (The),
Registered 26,756 981,213
Swiss Life Holding AG,
Registered 9,288 9,674,023
Swiss Prime Site AG,
Registered 62,662 8,688,801
Swiss Re AG, Registered 102,264 18,417,721
#Swisscom AG, Registered 8,707 6,063,430
Swissquote Group Holding SA,
Registered 7,305 4,898,187
Tecan Group AG, Class R 5,170 1,031,390
Temenos AG, Registered 21,862 1,969,343
Thurgauer Kantonalbank 112 21,378
TX Group AG 2,215 602,814
*u-blox Holding AG 5,793 724,794
UBS Group AG 804 30,138
#UBS Group AG, ADR 352,338 13,152,778
Valiant Holding AG 13,073 2,063,861
ΩVAT Group AG 6,979 2,470,861
Vaudoise Assurances Holding
SA 754 583,107
Vetropack Holding AG 9,136 338,641
Vontobel Holding AG, Class R 18,427 1,347,902
VP Bank AG, Class A 1,941 185,483
V-ZUG Holding AG 1,445 93,243
Walliser Kantonalbank,
Registered 881 136,698
Warteck Invest AG, Registered 82 200,443
Ypsomed Holding AG,
Registered 1,021 493,495
Shares Value
SWITZERLAND — (Continued)
Zehnder Group AG,
Registered 6,930 $ 614,445
Zug Estates Holding AG, Class
B 101 266,166
Zuger Kantonalbank, Class BR 41 432,190
Zurich Insurance Group AG 16,838 11,541,199
TOTAL SWITZERLAND 456,407,110
TAIWAN — (6.4%)
104 Corp. 10,000 74,378
91APP, Inc. 26,000 71,604
Aaeon Technology, Inc. 11,546 47,000
ABC Taiwan Electronics Corp. 13,910 7,550
#Ability Enterprise Co., Ltd. 135,000 271,380
#Ability Opto-Electronics
Technology Co., Ltd. 35,700 139,941
AcBel Polytech, Inc. 504,549 467,402
Accton Technology Corp. 151,929 4,540,436
Acer Cyber Security, Inc. 3,868 22,290
#Acer E-Enabling Service
Business, Inc. 10,000 78,566
Acer, Inc. 1,311,521 1,412,695
#*ACES Electronic Co., Ltd. 130,161 250,750
*Acme Electronics Corp. 38,336 23,633
*Acon Holding, Inc. 164,536 44,597
Acter Group Corp., Ltd. 72,700 1,193,500
#Action Electronics Co., Ltd. 170,000 72,619
Actron Technology Corp. 29,000 127,766
ADATA Technology Co., Ltd. 243,573 745,061
#Addcn Technology Co., Ltd.,
Class A 25,314 149,267
#*Adimmune Corp. 233,000 134,269
Advanced Ceramic X Corp. 18,000 72,066
Advanced Energy Solution
Holding Co., Ltd. 16,000 667,393
#Advanced International
Multitech Co., Ltd., Class A 94,000 202,503
*Advanced Optoelectronic
Technology, Inc. 77,000 36,246
Advanced Power Electronics
Corp. 33,000 89,555
#Advancetek Enterprise Co.,
Ltd. 154,532 362,417
Advantech Co., Ltd. 66,838 751,291
#Aero Win Technology Corp.,
Class A 10,000 16,601
Aerospace Industrial
Development Corp. 258,000 377,740
#AIC, Inc., Class A 13,000 139,157
Airtac International Group,
Class A 50,202 1,439,749
Alchip Technologies, Ltd. 9,000 1,171,455
Alexander Marine Co., Ltd. 3,163 21,459
*Algoltek, Inc. 12,000 22,112
#*ALI Corp. 59,400 52,241
All Ring Tech Co., Ltd., Class
A 4,000 50,523
Allied Circuit Co., Ltd. 10,784 46,066
Allied Supreme Corp. 31,000 270,559

217
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Allis Electric Co., Ltd., Class
A 80,453 $ 276,286
Allmind Holdings Corp. 11,000 18,058
#Alltek Technology Corp. 107,128 128,852
Alltop Technology Co., Ltd. 25,001 196,004
Alpha Networks, Inc. 117,000 104,270
#Altek Corp. 252,206 342,218
Amazing Microelectronic Corp. 47,106 101,006
AMPACS Corp. 35,000 36,469
Ampak Technology, Inc. 20,000 53,874
Ampire Co., Ltd. 51,000 46,305
Ample Electronic Technology
Co., Ltd. 12,000 55,683
AMPOC Far-East Co., Ltd. 52,000 165,160
AmTRAN Technology Co., Ltd. 202,000 90,011
*Amulaire Thermal
Technology, Inc., Class A 44,000 36,117
#Anderson Industrial Corp. 118,000 57,127
#Anji Technology Co., Ltd.,
Class A 65,199 70,556
#Anpec Electronics Corp. 43,781 249,360
Aopen, Inc., Class A 15,000 22,565
Apac Opto Electronics, Inc. 23,000 64,960
Apacer Technology, Inc. 49,501 96,025
APAQ Technology Co., Ltd. 16,000 56,286
Apex Biotechnology Corp. 51,226 49,342
#*Apex International Co., Ltd. 130,512 105,599
Apex Science & Engineering 78,986 32,020
ARBOR Technology Corp. 18,000 24,876
Arcadyan Technology Corp. 75,566 563,311
Ardentec Corp. 401,120 1,014,643
Ares International Corp. 15,000 26,937
Argosy Research, Inc. 28,025 156,803
ASE Technology Holding Co.,
Ltd. 1,108,796 5,665,178
#ASE Technology Holding Co.,
Ltd., ADR 79,484 755,098
Asia Electronic Material Co.,
Ltd. 33,000 21,394
Asia Optical Co., Inc. 113,000 494,061
Asia Polymer Corp. 206,000 85,927
Asia Tech Image, Inc. 25,000 64,913
Asia Vital Components Co.,
Ltd., Class R 187,946 5,812,016
ASIX Electronics Corp. 18,000 49,512
ASMedia Technology, Inc. 11,364 727,205
ASolid Technology Co., Ltd. 25,000 43,220
#ASPEED Technology, Inc. 11,600 1,772,209
ASROCK, Inc. 24,000 214,289
Asustek Computer, Inc., Class
A 132,502 2,938,816
ATE Energy International Co.,
Ltd. 60,766 57,106
Aten International Co., Ltd. 40,000 78,399
Auden Techno Corp. 17,000 51,659
#AUO Corp. 3,381,984 1,359,705
#AURAS Technology Co., Ltd. 101,000 2,280,727
Aurora Corp., Class A 14,100 27,021
#Avalue Technology, Inc. 38,000 123,112
Shares Value
TAIWAN — (Continued)
AVer Information, Inc. 23,000 $ 25,853
Axiomtek Co., Ltd. 39,483 112,440
#Azurewave Technologies,
Inc. 54,000 106,562
Bafang Yunji International Co.,
Ltd., Class H 23,000 142,173
#Bank of Kaohsiung Co., Ltd. 483,246 189,429
Baotek Industrial Materials,
Ltd. 65,000 113,242
Basso Industry Corp. 47,000 60,546
#BenQ Materials Corp. 83,000 62,707
BES Engineering Corp. 1,443,000 536,638
Best Precision Industrial Co.,
Ltd. 5,000 21,777
Billion Electric Co., Ltd. 46,000 44,232
#Bin Chuan Enterprise Co.,
Ltd. 66,000 106,803
#B'in Live Co., Ltd. 24,000 71,242
Bionet Corp. 4,701 11,120
Bionime Corp. 12,000 29,389
Bioteque Corp. 25,000 92,135
Bizlink Holding, Inc., Class A 76,989 2,349,850
Bon Fame Co., Ltd. 5,000 10,185
#Bora Pharmaceuticals Co.,
Ltd. 22,885 630,253
#Brave C&H Supply Co., Ltd. 15,000 42,717
Brightek Optoelectronic Co.,
Ltd., Class A 50,000 79,571
Brighten Optix Corp., Class A 3,373 21,867
Brighton-Best International
Taiwan, Inc. 195,423 228,504
Brillian Network & Automation
Integrated System Co., Ltd. 14,000 121,719
Brogent Technologies, Inc.,
Class A 11,000 33,242
#C Sun Manufacturing, Ltd. 83,003 403,231
*Calin Technology Co., Ltd. 52,000 48,433
*Caliway Biopharmaceuticals
Co., Ltd. 60,000 248,262
*Cameo Communications, Inc. 138,000 41,612
Capital Futures Corp. 66,690 108,701
#Capital Securities Corp. 1,437,000 977,338
#*Career Technology MFG.
Co., Ltd. 385,243 184,571
Castles Technology Co., Ltd. 41,875 99,330
Caswell, Inc. 21,000 59,171
Cathay Chemical Works 7,000 13,040
#Cathay Financial Holding
Co., Ltd. 1,789,053 3,650,333
#Cathay Real Estate
Development Co., Ltd. 354,300 221,382
*Cayman Engley Industrial
Co., Ltd., Class A 23,000 23,503
*CCP Contact Probes Co.,
Ltd., Class A 83,786 86,179
#Celxpert Energy Corp. 93,465 108,973
Cenra, Inc., Class A 61,000 68,669
#Central Reinsurance Co.,
Ltd., Class R 224,077 173,796

218
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Century Iron & Steel Industrial
Co., Ltd. 109,000 $ 686,557
Chain Chon Industrial Co., Ltd. 96,612 33,825
*ChainQui Construction
Development Co., Ltd. 58,990 25,891
#Chaintech Technology Corp. 16,000 18,601
Champion Building Materials
Co., Ltd. 106,573 35,706
Champion Microelectronic
Corp. 30,000 57,995
Chang Hwa Commercial Bank,
Ltd. 3,053,687 1,892,728
Chang Wah Technology Co.,
Ltd., Class A 194,000 199,216
Channel Well Technology Co.,
Ltd. 105,000 314,850
Chant Sincere Co., Ltd., Class
A 25,000 35,430
Charoen Pokphand Enterprise,
Class F 121,012 470,304
Chateau International
Development Co., Ltd. 8,152 8,180
#CHC Healthcare Group 104,000 160,804
CHC Resources Corp. 45,900 112,107
Chen Full International Co.,
Ltd. 57,000 77,439
#Chenbro Micom Co., Ltd.,
Class A 37,000 635,933
Cheng Fwa Industrial Co., Ltd. 17,000 13,356
Cheng Loong Corp. 519,360 317,558
*Cheng Mei Materials
Technology Corp. 224,176 104,399
Cheng Shin Rubber Industry
Co., Ltd. 1,002,341 1,346,641
Cheng Uei Precision Industry
Co., Ltd., Class A 223,050 426,708
#Chenming Electronic
Technology Corp. 59,000 235,229
Chian Hsing Forging Industrial
Co., Ltd. 23,100 13,312
Chicony Electronics Co., Ltd.,
Class A 361,400 1,586,176
#Chicony Power Technology
Co., Ltd. 98,807 374,075
Chief Telecom, Inc. 14,700 214,978
Chien Shing Harbour Service
Co., Ltd. 22,000 34,090
*Chien Shing Stainless Steel
Co., Ltd., Class A 46,878 18,376
#China Airlines, Ltd., Class A 2,459,019 1,697,154
China Bills Finance Corp.,
Class H 483,000 245,161
China Container Terminal
Corp., Class A 32,000 28,304
China Ecotek Corp. 11,000 20,528
China Fineblanking
Technology Co., Ltd. 25,000 21,777
#China General Plastics Corp. 248,108 99,335
China Glaze Co., Ltd. 77,000 41,921
Shares Value
TAIWAN — (Continued)
#*China Man-Made Fiber
Corp. 769,000 $ 163,861
#China Metal Products, Class
H 180,290 150,405
#China Motor Corp., Class A 199,000 369,364
China Steel Chemical Corp. 52,000 151,396
#China Steel Corp. 2,696,882 1,757,412
China Steel Structure Co., Ltd. 32,000 45,887
China Wire & Cable Co., Ltd.,
Class A 67,160 85,729
Chinese Maritime Transport,
Ltd. 69,570 112,463
Ching Feng Home Fashions
Co., Ltd. 81,333 55,453
Chin-Poon Industrial Co., Ltd. 524,126 619,873
#Chipbond Technology Corp. 520,000 975,626
ChipMOS Technologies, Inc. 325,096 283,189
ChipMOS Technologies, Inc.,
ADR 4,941 83,799
Chlitina Holding, Ltd. 33,995 116,174
Chong Hong Construction Co.,
Ltd. 123,940 340,085
Chroma ATE, Inc. 111,560 1,609,065
*Chun YU Works & Co., Ltd. 18,900 11,905
#Chun Yuan Steel Industry
Co., Ltd. 301,570 200,558
#*Chung Hung Steel Corp. 620,212 320,002
Chung Hwa Chemical
Industrial Works, Ltd. 32,000 35,380
Chung Hwa Food Industrial
Co., Ltd. 7,260 21,794
#*Chung Hwa Pulp Corp. 269,629 110,661
Chung Lien Co., Ltd. 4,000 5,022
*Chung-Hsin Electric &
Machinery Manufacturing
Corp. 293,000 1,619,734
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 34,000 32,009
Chunghwa Precision Test
Tech Co., Ltd. 8,000 228,629
Chunghwa Telecom Co., Ltd. 249,727 1,079,313
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 7,515 326,151
Chyang Sheng Texing Co.,
Ltd. 67,000 44,783
Cleanaway Co., Ltd. 47,000 303,912
C-Media Electronics, Inc. 30,000 39,652
#*CoAsia Electronics Corp. 69,623 97,504
Collins Co., Ltd. 90,000 45,833
#Compal Electronics, Inc. 2,544,747 2,515,120
Compeq Manufacturing Co.,
Ltd., Class A 947,000 2,084,526
Compucase Enterprise 17,000 65,784
Concord International
Securities Co., Ltd. 132,277 53,181
#Concord Securities Co., Ltd. 341,669 134,504
Continental Holdings Corp. 259,200 191,485
#Contrel Technology Co., Ltd.,
Class A 72,000 90,822

219
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Coremax Corp. 66,351 $ 122,265
#Coretronic Corp. 242,000 661,603
#Co-Tech Development Corp. 499,253 1,982,125
#Coxon Precise Industrial Co.,
Ltd., Class R 93,000 42,531
*CSBC Corp., Class H 262,312 141,933
CTBC Financial Holding Co.,
Ltd. 7,175,654 9,916,935
CTCI Advanced Systems, Inc. 6,000 24,424
CTCI Corp., Class A 417,444 407,689
CTI Traffic Industries Co., Ltd. 6,000 19,901
Cub Elecparts, Inc. 26,000 61,151
CviLux Corp. 42,600 60,658
Cyberlink Corp. 29,000 91,428
CyberPower Systems, Inc. 26,250 204,917
#*CyberTAN Technology, Inc. 246,424 217,961
*Cypress Technology Co., Ltd. 10,000 10,252
Cystech Electronics Corp. 4,200 10,793
#DA CIN Construction Co.,
Ltd. 132,400 264,822
#Da-Li Development Co., Ltd.,
Class A 185,639 282,991
#Darfon Electronics Corp. 179,000 210,200
Darwin Precisions Corp., Class
A 253,000 91,545
Davicom Semiconductor, Inc. 14,000 11,117
Daxin Materials Corp. 39,100 335,358
De Licacy Industrial Co., Ltd. 205,681 91,651
#Delpha Construction Co., Ltd. 151,000 144,183
Delta Electronics, Inc., Class A 196,699 3,736,606
#Depo Auto Parts Ind Co.,
Ltd., Class A 66,000 381,439
DFI, Inc. 16,000 38,489
Dimerco Data System Corp. 10,500 42,918
Dimerco Express Corp. 73,878 187,619
#DingZing Advanced
Materials, Inc. 6,000 20,203
#D-Link Corp. 455,897 252,024
*DONPON PRECISION, Inc. 49,000 46,952
Dr Wu Skincare Co., Ltd. 5,000 21,275
Draytek Corp. 36,000 38,596
Drewloong Precision, Inc. 16,758 91,517
Dyaco International, Inc.,
Class H 105,879 75,736
#Dynamic Holding Co., Ltd. 215,934 571,531
#Dynapack International
Technology Corp., Class F 90,000 696,541
E Ink Holdings, Inc. 235,000 1,621,911
E.Sun Financial Holding Co.,
Ltd. 3,412,299 3,664,099
#Eastech Holding, Ltd. 32,000 97,563
Eastern Media International
Corp. 136,399 70,604
#Eclat Textile Co., Ltd. 69,143 933,567
#eCloudvalley Digital
Technology Co., Ltd. 21,000 56,568
#ECOVE Environment Corp.,
Class A 21,000 205,444
#*Edimax Technology Co., Ltd. 131,313 77,651
Shares Value
TAIWAN — (Continued)
#Edison Opto Corp. 64,000 $ 37,524
*Edom Technology Co., Ltd. 92,578 79,093
eGalax_eMPIA Technology,
Inc. 16,559 19,806
*EirGenix, Inc. 60,000 128,654
Elan Microelectronics Corp. 224,600 936,852
E-Lead Electronic Co., Ltd. 27,227 34,709
E-LIFE MALL Corp., Class A 48,000 114,663
#Elite Advanced Laser Corp. 59,723 389,182
Elite Material Co., Ltd. 189,162 7,003,066
Elite Semiconductor
Microelectronics Technology,
Inc. 194,000 326,285
#Elitegroup Computer Systems
Co., Ltd. 241,087 140,949
eMemory Technology, Inc. 19,000 1,295,418
Emerging Display
Technologies Corp. 62,000 46,322
Ennoconn Corp. 48,893 501,257
Ennostar, Inc. 489,933 577,792
EnTie Commercial Bank Co.,
Ltd. 250,000 111,400
*Epileds Technologies, Inc. 53,000 39,509
*Episil Technologies, Inc. 51,000 63,392
Episil-Precision, Inc. 55,000 60,072
Eris Technology Corp. 9,687 40,893
Eson Precision Ind Co., Ltd. 65,000 142,206
Eternal Materials Co., Ltd. 602,293 560,976
*Etron Technology, Inc. 9,000 8,036
#Eurocharm Holdings Co., Ltd. 19,000 85,937
#Eva Airways Corp. 2,221,132 2,816,646
Ever Supreme Bio Technology
Co., Ltd., Class A 8,799 44,957
*Everest Textile Co., Ltd. 287,794 61,131
Evergreen Aviation
Technologies Corp. 22,000 86,238
Evergreen International
Storage & Transport Corp. 431,000 496,016
#Evergreen Marine Corp.
Taiwan, Ltd. 101,000 670,006
EVERGREEN Steel Corp. 121,000 327,964
#Everlight Chemical Industrial
Corp. 352,155 192,905
#Everlight Electronics Co., Ltd. 232,225 539,181
Evertop Wire Cable Corp. 24,000 27,017
Excel Cell Electronic Co., Ltd. 32,000 18,762
Excellence Opto, Inc. 61,000 43,225
#Excelsior Medical Co., Ltd. 75,964 213,531
Falcon Machine Tools Co., Ltd. 51,000 31,696
Far Eastern Department
Stores, Ltd. 496,249 352,474
Far Eastern International Bank 1,852,243 834,665
Far Eastern New Century
Corp. 1,331,625 1,280,430
Far EasTone
Telecommunications Co., Ltd. 689,907 1,888,446
Faraday Technology Corp. 113,548 580,151
Farcent Enterprise Co., Ltd. 5,000 8,996

220
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Farglory F T Z Investment
Holding Co., Ltd. 109,377 $ 164,721
#Farglory Land Development
Co., Ltd. 179,575 373,018
#*Favite, Inc., Class A 60,000 138,504
*Federal Corp. 220,567 154,447
Feedback Technology Corp. 32,401 109,641
Feng Hsin Steel Co., Ltd.,
Class A 239,000 541,298
#Feng TAY Enterprise Co.,
Ltd., Class A 260,492 1,038,564
FineTek Co., Ltd. 8,796 37,869
Firich Enterprises Co., Ltd. 136,000 115,507
#First Copper Technology Co.,
Ltd. 159,000 175,527
First Financial Holding Co.,
Ltd. 2,464,758 2,444,320
#First Hi-Tec Enterprise Co.,
Ltd. 37,282 331,631
First Insurance Co., Ltd. (The) 135,000 111,492
#*First Steamship Co., Ltd. 435,553 84,929
#*Fittech Co., Ltd., Class H 47,293 95,545
#*FLEXium Interconnect, Inc. 206,515 453,195
#Flytech Technology Co., Ltd. 51,312 194,263
FocalTech Systems Co., Ltd.,
Class A 156,000 331,364
Forcecon Tech Co., Ltd. 46,278 176,755
Forest Water Environment
Engineering Co., Ltd. 33,171 35,730
Formosa Advanced
Technologies Co., Ltd. 85,000 76,321
Formosa International Hotels
Corp. 45,246 288,780
Formosa Laboratories, Inc. 71,108 158,905
Formosa Oilseed Processing
Co., Ltd. 22,000 22,186
Formosa Optical Technology
Co., Ltd. 11,000 48,094
#Formosa Petrochemical Corp. 253,000 371,267
#Formosa Plastics Corp. 1,897,000 2,710,681
Formosa Sumco Technology
Corp. 44,000 131,348
Formosan Union Chemical
Corp. 209,304 124,120
#Fortune Electric Co., Ltd.,
Class A 52,250 1,167,627
Fositek Corp. 8,000 244,175
Founding Construction &
Development Co., Ltd. 98,208 54,619
Foxsemicon Integrated
Technology, Inc. 43,845 448,769
#Franbo Lines Corp. 98,663 61,484
Froch Enterprise Co., Ltd. 138,000 67,272
Fu Chun Shin Machinery
Manufacture Co., Ltd. 65,910 34,338
#Fu Hua Innovation Co., Ltd. 238,464 266,846
Fubon Financial Holding Co.,
Ltd. 1,416,873 3,911,562
Shares Value
TAIWAN — (Continued)
Fulgent Sun International
Holding Co., Ltd., Class A 113,601 $ 390,120
Full Wang International
Development Co., Ltd. 9,450 6,000
#*Fulltech Fiber Glass Corp.,
Class A 296,424 542,248
#Fusheng Precision Co., Ltd.,
Class A 72,000 677,846
Fwusow Industry Co., Ltd. 187,109 90,898
#G Shank Enterprise Co., Ltd. 108,713 292,839
#*G Tech Optoelectronics
Corp. 75,710 76,731
#Gallant Precision Machining
Co., Ltd. 43,000 123,032
#Gamania Digital
Entertainment Co., Ltd. 93,000 200,037
*GCS Holdings, Inc. 27,000 149,259
GEM Services, Inc., Class A 30,200 68,702
Gemtek Technology Corp. 879,348 708,546
*General Interface Solution
GIS Holding, Ltd. 138,000 212,450
General Plastic Industrial Co.,
Ltd. 42,114 42,682
Generalplus Technology, Inc. 15,000 19,575
Genesys Logic, Inc. 17,000 75,182
Genius Electronic Optical Co.,
Ltd., Class B 79,646 1,156,765
Genmont Biotech, Inc. 23,000 15,566
Genovate Biotechnology Co.,
Ltd. 34,360 20,894
GeoVision, Inc., Class A 28,130 45,992
Getac Holdings Corp., Class A 167,000 660,223
GFC, Ltd. 12,000 44,627
Giant Manufacturing Co., Ltd.,
Class A 212,159 817,431
Giantplus Technology Co., Ltd. 173,000 77,958
#Gigabyte Technology Co.,
Ltd., Class A 336,000 3,095,737
*Gigasolar Materials Corp. 25,423 62,008
Gigastorage Corp. 200,060 82,444
#Global Brands Manufacture,
Ltd. 296,240 1,146,351
Global Mixed Mode
Technology, Inc. 39,000 283,541
Global PMX Co., Ltd., Class F 20,000 78,399
Global Unichip Corp. 34,000 1,384,036
Globalwafers Co., Ltd. 93,000 1,067,175
Globe Union Industrial Corp. 132,480 44,075
#Gloria Material Technology
Corp. 313,636 389,845
*GlycoNex, Inc. 41,000 30,976
#GMI Technology, Inc. 34,768 52,302
Gold Circuit Electronics, Ltd. 250,900 3,148,071
Golden Long Teng
Development Co., Ltd., Class
A 10,000 8,862
#Goldsun Building Materials
Co., Ltd., Class H 678,788 841,449
Good Will Instrument Co., Ltd. 22,000 33,390

221
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Gordon Auto Body Parts,
Class A 112,000 $ 104,317
Gourmet Master Co., Ltd. 51,026 137,448
Grand Fortune Securities Co.,
Ltd. 230,476 85,712
*Grand Pacific Petrochemical 46,000 16,028
Grand Process Technology
Corp., Class A 8,000 402,044
GrandTech CG Systems, Inc. 27,890 48,122
Grape King Bio, Ltd. 60,000 260,323
Great China Metal Industry 88,000 63,241
Great Tree Pharmacy Co., Ltd. 42,092 215,766
Great Wall Enterprise Co., Ltd. 325,614 665,465
Greatek Electronics, Inc.,
Class A 185,000 381,808
Green World FinTech Service
Co., Ltd. 40,000 80,945
#Group Up Industrial Co., Ltd.,
Class B 15,000 107,547
GTM Holdings Corp., Class A 82,350 85,254
#Gudeng Precision Industrial
Co., Ltd. 35,344 359,982
*Hai Kwang Enterprise Corp. 72,900 39,201
*HannsTouch Holdings Co. 297,941 59,793
Harvatek Corp. 103,239 60,012
Heran Co., Ltd. 28,000 69,889
Hey Song Corp. 182,500 243,965
Hi-Clearance, Inc. 9,444 43,981
Highlight Tech Corp. 18,400 26,724
*<High-Tek Harness
Enterprise Co., Ltd. 21,000 2,090
Highwealth Construction Corp. 636,536 873,311
Hi-Lai Foods Co., Ltd. 10,000 50,926
#HIM International Music, Inc. 19,800 64,944
Hiroca Holdings, Ltd. 43,000 33,279
*Hitron Technology, Inc. 72,000 54,276
#Hiwin Technologies Corp. 108,767 774,369
Hiyes International Co., Ltd. 15,569 45,537
Hocheng Corp. 197,580 108,562
Holiday Entertainment Co.,
Ltd. 24,850 59,528
Holtek Semiconductor, Inc. 39,000 51,612
#Holy Stone Enterprise Co.,
Ltd. 67,200 180,341
Hon Hai Precision Industry
Co., Ltd. 1,393,177 8,308,418
Hon Hai Precision Industry
Co., Ltd., Registered, GDR 36,243 424,043
Hong Ho Precision Textile Co.,
Ltd. 54,000 36,727
Hong Pu Real Estate
Development Co., Ltd. 111,695 102,162
Hong TAI Electric Industrial,
Class A 145,000 178,047
#Hota Industrial Manufacturing
Co., Ltd., Class A 155,439 286,948
Hotai Motor Co., Ltd. 78,800 1,457,328
*Hotron Precision Electronic
Industrial Co., Ltd., Class A 46,713 28,249
Shares Value
TAIWAN — (Continued)
Hsin Ba Ba Corp. 13,000 $ 29,225
Hsin Kuang Steel Co., Ltd. 156,000 212,460
Hsin Yung Chien Co., Ltd. 14,000 41,230
*HTC Corp. 136,000 183,855
#Hu Lane Associate, Inc. 84,322 378,563
#HUA ENG Wire & Cable Co.,
Ltd. 143,000 126,962
Hua Jung Components Co.,
Ltd. 65,000 27,984
Hua Nan Financial Holdings
Co., Ltd., Class A 1,777,784 1,709,436
#Hua Yu Lien Development
Co., Ltd., Class A 81,989 199,152
Huaku Development Co., Ltd.,
Class A 198,861 634,943
Huang Hsiang Construction
Corp., Class A 75,504 99,036
Hung Ching Development &
Construction Co., Ltd. 101,000 91,026
Hung Sheng Construction, Ltd. 194,608 149,962
Huxen Corp. 21,000 34,651
Hwa Fong Rubber Industrial
Co., Ltd. 117,687 63,876
Hwacom Systems, Inc. 120,000 89,254
#Hwang Chang General
Contractor Co., Ltd. 80,961 200,724
*Ibase Gaming, Inc. 6,000 5,387
Ibase Technology, Inc. 50,000 90,125
#IBF Financial Holdings Co.,
Ltd. 2,003,762 976,790
ICARES Medicus, Inc. 8,500 32,465
Ichia Technologies, Inc., Class
F 176,000 242,352
I-Chiun Precision Industry Co.,
Ltd. 68,501 161,800
*Ideal Bike Corp. 59,711 12,923
IKKA Holdings Cayman, Ltd. 6,000 18,916
Info-Tek Corp. 40,000 34,911
#Ingentec Corp. 10,500 42,566
Innodisk Corp. 42,412 322,557
#Innolux Corp. 4,298,580 1,663,409
#Inpaq Technology Co., Ltd.,
Class A 53,657 123,143
#Insyde Software Corp. 16,800 122,704
Intai Technology Corp., Class
A 17,400 59,754
#Integrated Service
Technology, Inc. 36,656 150,443
*IntelliEPI, Inc. 10,000 54,108
#International Games System
Co., Ltd. 140,000 3,686,741
Inventec Corp. 912,944 1,361,119
#Iron Force Industrial Co., Ltd. 28,816 81,097
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 48,000 79,846
ITE Technology, Inc. 84,000 371,488
#ITEQ Corp. 226,019 768,605
Jarllytec Co., Ltd. 26,000 95,820
#Jean Co., Ltd. 106,465 94,168

222
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Jentech Precision Industrial
Co., Ltd., Class A 18,698 $ 902,090
Jetway Information Co., Ltd. 10,500 14,142
#Jetwell Computer Co., Ltd. 44,000 272,720
Jia Wei Lifestyle, Inc., Class A 22,050 33,466
Jih Lin Technology Co., Ltd.,
Class A 32,000 49,585
#Jiin Yeeh Ding Enterprise
Co., Ltd., Class A 31,000 63,355
#Jinan Acetate Chemical Co.,
Ltd. 389,470 1,045,198
Johnson Health Tech Co., Ltd.,
Class A 61,000 311,668
#Joinsoon Electronics
Manufacturing Co., Ltd., Class
A 42,000 17,378
Jourdeness Group, Ltd. 22,000 25,650
JPC connectivity, Inc. 29,000 133,596
#JPP Holding Co., Ltd., Class
A 24,151 156,974
JSL Construction &
Development Co., Ltd. 65,555 172,412
K Laser Technology, Inc.,
Class A 80,000 44,225
Kaori Heat Treatment Co., Ltd. 24,147 256,457
Kedge Construction Co., Ltd. 35,778 101,529
Keding Enterprises Co., Ltd. 6,000 24,324
#KEE TAI Properties Co., Ltd.,
Class A 235,266 99,317
Kenda Rubber Industrial Co.,
Ltd. 410,557 311,554
Kent Industrial Co., Ltd. 14,000 11,304
Kerry TJ Logistics Co., Ltd.,
Class A 69,000 77,790
*Key Ware Electronics Co.,
Ltd. 57,164 33,899
#Keystone Microtech Corp. 8,000 97,563
KGI Financial Holding Co.,
Ltd., Class F 3,727,412 1,898,205
#KHGEARS International, Ltd.,
Class F 12,000 65,533
#Kindom Development Co.,
Ltd. 205,200 343,747
King Chou Marine Technology
Co., Ltd. 39,220 56,305
King Polytechnic Engineering
Co., Ltd. 25,200 43,903
#King Slide Works Co., Ltd. 23,000 2,053,606
King Yuan Electronics Co.,
Ltd., Class A 1,503,545 5,944,160
#*King's Town Bank Co., Ltd. 547,000 989,631
#*King's Town Construction
Co., Ltd. 50,000 69,353
Kinik Co. 51,000 556,177
Kinko Optical Co., Ltd. 77,871 67,181
Kinpo Electronics 1,239,000 749,274
Kinsus Interconnect
Technology Corp. 258,000 890,326
KMC Kuei Meng International,
Inc. 35,581 112,295
Shares Value
TAIWAN — (Continued)
#KNH Enterprise Co., Ltd. 81,000 $ 46,135
Ko Ja Cayman Co., Ltd. 34,000 41,236
#KS Terminals, Inc. 70,162 120,355
Kuang Hong Arts
Management, Inc., Class A 19,000 85,300
Kung Long Batteries Industrial
Co., Ltd. 34,000 160,047
#*Kung Sing Engineering
Corp. 235,738 88,853
#Kuo Toong International Co.,
Ltd. 120,917 205,394
Kuo Yang Construction Co.,
Ltd. 124,000 73,118
Kwong Lung Enterprise Co.,
Ltd. 62,000 98,461
L&K Engineering Co., Ltd. 122,880 1,340,060
La Kaffa International Co., Ltd. 22,000 54,691
Lang, Inc. 14,000 23,546
Lanner Electronics, Inc., Class
A 73,080 196,121
Largan Precision Co., Ltd. 10,000 792,361
Laster Tech Co., Ltd. 63,898 50,844
*Leader Electronics, Inc. 107,549 33,511
Leadtrend Technology Corp. 28,622 40,755
*Lealea Enterprise Co., Ltd. 506,290 111,614
Leatec Fine Ceramics Co., Ltd. 33,000 21,947
LEE CHI Enterprises Co., Ltd. 96,000 33,932
#Lelon Electronics Corp. 79,634 205,438
Lemtech Holdings Co., Ltd.,
Class A 30,349 81,242
Leo Systems, Inc. 33,000 29,852
*Leofoo Development Co., Ltd. 75,104 42,525
*Li Peng Enterprise Co., Ltd.,
Class A 389,366 77,880
#Lian HWA Food Corp., Class
A 65,276 301,804
#Lien Hwa Industrial Holdings
Corp., Class A 467,863 711,650
Lingsen Precision Industries,
Ltd., Class A 215,000 106,248
Lintes Technology Co., Ltd. 2,000 7,404
Lion Travel Service Co., Ltd. 29,000 142,340
Lite-On Technology Corp. 1,937,164 7,723,344
Liton Technology Corp., Class
A 44,000 49,237
*Long Bon International Co.,
Ltd. 65,000 33,864
Long Da Construction &
Development Corp., Class A 94,000 88,024
*Longchen Paper & Packaging
Co., Ltd. 513,331 177,144
#Longwell Co. 75,000 268,867
Loop Telecommunication
International, Inc. 18,000 29,611
Lotes Co., Ltd. 44,089 2,097,542
Lotus Pharmaceutical Co., Ltd. 77,000 562,392
Loyalty Founder Enterprise
Co., Ltd. 36,000 50,658
Lu Hai Holding Corp. 8,401 7,585

223
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Lucky Cement Corp. 68,000 $ 32,009
Lumax International Corp., Ltd. 44,030 143,534
*Lung Yen Life Service Corp.,
Class A 102,000 200,600
Lungteh Shipbuilding Co., Ltd.,
Class A 38,850 132,765
Luxe Green Energy
Technology Co., Ltd., Class A 45,320 37,732
LuxNet Corp., Class A 9,461 62,603
Macauto Industrial Co., Ltd.,
Class A 28,000 55,160
Macnica Galaxy, Inc. 3,000 9,257
Macroblock, Inc. 15,000 31,812
#*Macronix International Co.,
Ltd. 1,665,974 1,057,717
#Magnate Technology Co.,
Ltd. 36,000 51,019
#Makalot Industrial Co., Ltd.,
Class A 171,273 1,517,772
#Marketech International
Corp., Class A 46,000 315,939
#Materials Analysis
Technology, Inc. 37,410 240,647
Maxigen Biotech, Inc. 18,000 26,384
Mayer Steel Pipe Corp., Class
A 110,040 84,979
*Medeon Biodesign, Inc. 11,209 42,812
MediaTek, Inc., Class B 233,048 10,696,901
Mega Financial Holding Co.,
Ltd. 2,050,788 2,926,998
Mercuries & Associates
Holding, Ltd. 289,008 117,162
Mercuries Data Systems, Ltd. 65,322 63,139
*Mercuries Life Insurance Co.,
Ltd. 2,183,718 383,372
Merida Industry Co., Ltd. 166,000 647,927
#Merry Electronics Co., Ltd. 171,565 655,278
METAAGE Corp., Class H 56,000 99,251
#*Microbio Co., Ltd. 324,998 261,871
Micro-Star International Co.,
Ltd., Class A 411,394 1,984,781
Mildef Crete, Inc., Class A 32,000 120,077
MIN AIK Technology Co., Ltd. 79,000 53,465
Minth Group, Ltd. 682,000 2,254,510
*Mobiletron Electronics Co.,
Ltd. 32,600 32,439
#momo.com, Inc. 34,011 322,476
*MOSA Industrial Corp., Class
R 134,390 66,413
Mosel Vitelic, Inc., Class R 46,000 32,056
#Motech Industries, Inc. 249,000 150,580
MPI Corp. 58,000 2,040,372
MSSCORPS Co., Ltd. 31,324 142,728
My Humble House Hospitality
Management Consulting,
Class A 30,000 38,395
#Nak Sealing Technologies
Corp. 41,000 153,162
#Namchow Holdings Co., Ltd. 114,000 154,495
Shares Value
TAIWAN — (Continued)
Nan Juen International Co.,
Ltd. 11,000 $ 77,762
Nan Liu Enterprise Co., Ltd. 18,000 35,460
Nan Pao Resins Chemical
Co., Ltd. 22,000 283,039
*Nan Ren Lake Leisure
Amusement Co., Ltd. 117,000 41,355
Nan Ya Plastics Corp. 2,262,187 3,103,662
#Nan Ya Printed Circuit Board
Corp., Class A 107,000 636,318
Nang Kuang Pharmaceutical
Co., Ltd., Class A 26,000 30,358
#*Nanya Technology Corp. 683,110 1,019,601
National Aerospace Fasteners
Corp. 10,000 42,047
National Petroleum Co., Ltd.,
Class A 67,000 142,990
Netronix, Inc. 30,000 116,593
*New Asia Construction &
Development Corp., Class H 51,000 25,716
New Best Wire Industrial Co.,
Ltd. 28,000 27,205
*Newmax Technology Co., Ltd. 49,000 38,169
#Nextronics Engineering Corp. 40,000 134,685
#Nichidenbo Corp. 108,424 275,714
Nidec Chaun-Choung
Technology Corp. 8,000 33,370
Nien Hsing Textile Co., Ltd. 78,000 48,738
Nien Made Enterprise Co., Ltd. 99,000 1,424,592
Niko Semiconductor Co., Ltd. 40,174 56,194
#Nova Technology Corp. 20,000 115,588
Novatek Microelectronics
Corp., Class A 279,000 4,440,070
Nuvoton Technology Corp.,
Class A 100,140 231,499
Nyquest Technology Co., Ltd. 3,000 3,618
O-Bank Co., Ltd. 870,746 264,601
Ocean Plastics Co., Ltd. 110,000 135,991
OK Biotech Co., Ltd. 56,572 29,947
Optimax Technology Corp. 65,000 54,443
Orient Europharma Co., Ltd. 24,000 41,008
Orient Semiconductor
Electronics, Ltd., Class A 237,605 311,261
*Oriental Union Chemical
Corp., Class F 387,992 162,489
O-TA Precision Industry Co.,
Ltd. 45,000 78,851
Pacific Hospital Supply Co.,
Ltd., Class A 21,396 63,799
Paiho Shih Holdings Corp. 91,875 61,871
Pan German Universal Motors,
Ltd. 8,000 89,522
Pan Jit International, Inc. 196,046 311,992
#Pan Ram International Corp. 57,000 58,246
#Pan-International Industrial
Corp. 429,000 620,916
Panion & BF Biotech, Inc. 23,000 54,249
Parade Technologies, Ltd. 33,000 635,732
#Parpro Corp. 38,000 70,023

224
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
*PChome Online, Inc., Class A 124,107 $ 135,968
#PCL Technologies, Inc. 43,961 132,704
P-Duke Technology Co., Ltd. 26,284 72,826
Pegatron Corp. 1,285,261 3,444,874
Pegavision Corp., Class A 27,113 279,782
#PharmaEngine, Inc. 56,000 139,027
PharmaEssentia Corp. 72,000 1,196,482
*Phihong Technology Co., Ltd. 296,000 218,176
Phison Electronics Corp. 49,000 870,090
#Phoenix Silicon International
Corp. 94,686 406,058
Phoenix Tours International,
Inc., Class H 15,750 29,814
*Phytohealth Corp. 76,000 32,210
Pixart Imaging, Inc. 84,000 551,604
Planet Technology Corp. 26,000 129,793
Podak Co., Ltd. 14,000 20,028
Polytronics Technology Corp.,
Class A 16,470 23,755
#Posiflex Technology, Inc. 24,698 207,282
Power Wind Health Industry,
Inc. 27,809 133,699
#*Powerchip Semiconductor
Manufacturing Corp. 1,955,000 982,494
#Powertech Technology, Inc. 524,900 2,215,844
Powertip Technology Corp. 103,000 43,481
Poya International Co., Ltd. 35,254 546,867
President Chain Store Corp. 127,768 1,095,858
#President Securities Corp. 647,950 410,294
Primax Electronics, Ltd. 233,000 568,302
Prince Housing &
Development Corp. 608,000 185,573
*Princeton Technology Corp.,
Class F 82,000 28,160
Pro Hawk Corp. 13,000 65,985
Prolific Technology, Inc. 26,000 17,509
#Promate Electronic Co., Ltd.,
Class L 107,991 216,724
Prosperity Dielectrics Co., Ltd. 42,000 53,542
PSS Co., Ltd., Class F 12,000 54,678
Qisda Corp. 936,875 814,537
#QST International Corp. 32,813 57,716
#Qualipoly Chemical Corp. 43,547 102,275
Quang Viet Enterprise Co.,
Ltd. 33,000 79,715
Quanta Computer, Inc., Class
A 744,007 7,016,935
#Quanta Storage, Inc. 124,000 367,669
Quaser Machine Tools, Inc.,
Class A 3,000 6,413
*Quintain Steel Co., Ltd.,
Class A 177,301 57,383
Radiant Opto-Electronics Corp. 66,000 305,151
Radium Life Tech Co., Ltd.,
Class A 532,706 201,678
Rafael Microelectronics, Inc. 9,619 36,578
Raydium Semiconductor Corp. 19,000 222,163
#*RDC Semiconductor Co.,
Ltd., Class A 3,000 15,629
Shares Value
TAIWAN — (Continued)
Realtek Semiconductor Corp. 152,098 $ 2,930,106
Rechi Precision Co., Ltd.,
Class A 217,185 173,908
Rexon Industrial Corp., Ltd. 51,000 51,517
Rich Development Co., Ltd.,
Class A 352,068 103,919
*Right WAY Industrial Co., Ltd. 56,000 21,670
*RiTdisplay Corp. 60,000 76,790
*Ritek Corp. 581,093 198,581
Rodex Fasteners Corp. 11,000 11,904
#Ruentex Development Co.,
Ltd. 735,516 738,042
Ruentex Engineering &
Construction Co., Class A 45,934 286,246
#Run Long Construction Co.,
Ltd., Class A 283,800 294,758
Sakura Development Co., Ltd. 129,156 281,700
#Sampo Corp. 203,200 169,518
#San Fang Chemical Industry
Co., Ltd. 103,648 119,110
San Fu Chemical Co., Ltd. 10,000 38,194
San Lien Technology Corp.,
Ltd. 9,000 26,444
San Shing Fastech Corp.,
Class A 35,565 63,867
Sanyang Motor Co., Ltd. 374,900 778,752
Savior Lifetec Corp. 142,659 89,140
Scan-D Corp., Class D 14,000 13,509
SCI Pharmtech, Inc. 36,968 71,341
#ScinoPharm Taiwan, Ltd. 156,000 87,545
SciVision Biotech, Inc. 23,000 88,617
#SDI Corp., Class A 53,000 131,756
Sea & Land Integrated Corp. 23,400 16,581
Sea Sonic Electronics Co., Ltd. 15,000 37,390
Senao International Co., Ltd. 39,000 39,395
Senao Networks, Inc. 19,467 106,311
Sensortek Technology Corp. 10,000 58,464
Sercomm Corp. 256,000 861,982
Sesoda Corp. 128,565 134,822
Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 1,660,289 2,391,906
Shan-Loong Transportation
Co., Ltd., Class A 60,000 28,947
Sharehope Medicine Co., Ltd. 53,618 48,593
ShenMao Technology, Inc.,
Class A 69,922 184,366
Shieh Yih Machinery Industry
Co., Ltd. 42,000 33,490
Shih Her Technologies, Inc. 20,000 103,861
*Shih Wei Navigation Co., Ltd. 321,807 167,656
*Shihlin Development Co., Ltd. 59,000 21,843
#Shihlin Electric & Engineering
Corp., Class A 139,000 831,276
Shin Hsiung Natural Gas Co.,
Ltd. 31,104 43,820
Shin Ruenn Development Co.,
Ltd. 28,129 56,357
#Shin Zu Shing Co., Ltd. 86,434 681,974

225
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Shinfox Energy Co., Ltd. 51,958 $ 143,267
*Shining Building Business
Co., Ltd. 264,439 82,749
#Shinkong Insurance Co., Ltd. 101,000 321,467
#Shinkong Synthetic Fibers
Corp. 804,000 347,486
Shiny Brands Group Co., Ltd. 12,000 47,240
Shiny Chemical Industrial Co.,
Ltd. 55,998 238,269
*Shun On Electronic Co., Ltd. 13,000 9,277
#Shuttle, Inc. 237,000 128,634
Sigurd Microelectronics Corp. 365,770 953,410
Silergy Corp. 105,000 1,143,312
*Silicon Optronics, Inc. 12,000 22,394
Silicon Power Computer &
Communications, Inc. 23,000 18,224
Simplo Technology Co., Ltd. 78,600 1,079,688
Sinbon Electronics Co., Ltd.,
Class A 123,616 1,010,547
Sincere Navigation Corp.,
Class A 321,868 237,782
Single Well Industrial Corp. 13,500 8,775
#Sinmag Equipment Corp. 27,196 128,474
*Sino Tactful Co., Ltd. 13,000 11,041
Sino-American Silicon
Products, Inc., Class A 364,000 1,231,728
Sinon Corp. 367,000 506,589
SinoPac Financial Holdings
Co., Ltd., Class H 4,137,287 3,430,701
Sinopower Semiconductor,
Inc., Class A 6,600 20,985
Sinphar Pharmaceutical Co.,
Ltd. 95,251 100,046
Sinyi Realty, Inc., Class F 142,077 120,906
Sitronix Technology Corp. 65,000 434,459
Siward Crystal Technology
Co., Ltd. 94,000 68,341
Solar Applied Materials
Technology Corp. 240,037 402,106
Solteam, Inc. 37,265 58,181
Song Shang Electronics Co.,
Ltd., Class A 45,000 41,612
Sonix Technology Co., Ltd.,
Class A 72,000 77,313
Southeast Cement Co., Ltd. 99,000 59,704
Speed Tech Corp. 60,000 83,726
Sporton International, Inc. 53,694 288,731
#Sports Gear Co., Ltd., Class
F 44,000 148,890
#St. Shine Optical Co., Ltd. 32,000 171,539
Standard Chemical &
Pharmaceutical Co., Ltd. 40,330 77,559
Standard Foods Corp., Class A 272,002 291,162
Stark Technology, Inc. 42,800 233,735
*Starlux Airlines Co., Ltd.,
Class A 125,000 107,630
#S-Tech Corp. 84,507 66,960
Sun Max Tech, Ltd. 42,000 88,651
Shares Value
TAIWAN — (Continued)
#*Sun Yad Construction Co.,
Ltd. 339,667 $ 158,752
Sunfun Info Co., Ltd. 80,900 118,311
Sunjuice Holdings Co., Ltd. 8,000 31,494
*Sunko INK Co., Ltd. 90,000 36,485
SunMax Biotechnology Co.,
Ltd. 22,000 308,100
#Sunny Friend Environmental
Technology Co., Ltd. 48,608 122,467
Sunonwealth Electric Machine
Industry Co., Ltd. 133,000 505,754
Sunplus Innovation
Technology, Inc. 26,694 105,980
*Sunplus Technology Co., Ltd.,
Class A 303,000 193,896
Sunrex Technology Corp.,
Class A 81,581 119,443
Sunspring Metal Corp., Class
A 59,000 47,738
Superior Plating Technology
Co., Ltd. 6,000 8,403
#Supreme Electronics Co., Ltd. 500,285 707,330
Swancor Holding Co., Ltd. 39,000 158,757
Sweeten Real Estate
Development Co., Ltd. 78,695 83,052
#Symtek Automation Asia Co.,
Ltd. 28,092 144,472
Syncmold Enterprise Corp. 68,750 158,933
Synmosa Biopharma Corp. 171,813 212,698
Synnex Technology
International Corp. 438,810 976,195
Syn-Tech Chem & Pharm Co.,
Ltd., Class A 4,000 10,386
Syscom Computer Engineering
Co. 19,000 36,284
Sysgration 9,000 12,514
Systex Corp. 118,000 432,901
TA Chen Stainless Pipe 960,032 1,264,068
#Ta Ya Electric Wire & Cable 767,944 897,939
TAI Roun Products Co., Ltd. 18,000 8,111
TA-I Technology Co., Ltd. 50,064 70,615
#Tai Tung Communication
Co., Ltd. 76,789 51,454
Taichung Commercial Bank
Co., Ltd. 1,689,498 1,259,447
#TaiDoc Technology Corp. 40,323 167,520
#Taiflex Scientific Co., Ltd. 198,680 301,872
#Taimide Tech, Inc. 52,252 109,940
Tainan Enterprises Co., Ltd. 65,000 59,234
#Tainan Spinning Co., Ltd. 771,171 333,298
*Tainergy Tech Co., Ltd. 80,000 27,339
Tai-Saw Technology Co., Ltd. 53,000 31,430
#Taishin Financial Holding
Co., Ltd. 11,094,392 6,077,337
*Taishin Financial Holding Co.,
Ltd. 1,343,807 402,050
TaiSol Electronics Co., Ltd. 40,000 70,760
Taisun Enterprise Co., Ltd. 155,000 97,370
#Taita Chemical Co., Ltd. 147,351 57,761

226
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
TAI-TECH Advanced
Electronics Co., Ltd. 28,000 $ 88,838
Taiwan Business Bank 3,243,949 1,749,814
Taiwan Chinsan Electronic
Industrial Co., Ltd. 46,684 45,906
Taiwan Cogeneration Corp. 204,686 297,625
Taiwan Cooperative Financial
Holding Co., Ltd. 1,887,761 1,606,470
Taiwan Environment Scientific
Co., Ltd. 12,240 8,325
Taiwan FamilyMart Co., Ltd. 29,000 201,122
Taiwan Fertilizer Co., Ltd. 465,000 811,676
Taiwan Fire & Marine
Insurance Co., Ltd. 157,040 159,158
Taiwan Fructose Co., Ltd. 60,200 31,968
#Taiwan FU Hsing Industrial
Co., Ltd. 87,000 129,855
#*Taiwan Glass Industry Corp. 831,671 665,950
Taiwan High Speed Rail Corp. 567,000 517,656
Taiwan Hon Chuan Enterprise
Co., Ltd. 199,766 980,508
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 114,577 122,456
*Taiwan IC Packaging Corp. 54,000 23,067
*<Taiwan Land Development
Corp. 371,640 6,257
Taiwan Line Tek Electronic 52,000 42,161
#Taiwan Mask Corp. 124,000 129,411
Taiwan Mobile Co., Ltd. 889,800 3,145,118
#Taiwan Navigation Co., Ltd. 145,000 130,681
#Taiwan Paiho, Ltd. 197,892 343,439
#Taiwan PCB Techvest Co.,
Ltd. 176,800 192,512
Taiwan Sakura Corp. 72,512 209,173
Taiwan Sanyo Electric Co.,
Ltd. 55,750 70,697
Taiwan Secom Co., Ltd. 161,330 613,484
Taiwan Semiconductor Co.,
Ltd. 156,000 238,332
Taiwan Semiconductor
Manufacturing Co., Ltd. 1,845,465 71,722,570
Taiwan Semiconductor
Manufacturing Co., Ltd.,
Sponsored ADR 294,689 71,202,756
*Taiwan Styrene Monomer 281,832 89,703
Taiwan Surface Mounting
Technology Corp. 202,867 720,459
Taiwan Takisawa Technology
Co., Ltd. 14,000 19,301
Taiwan Taxi Co., Ltd. 23,800 101,667
#*Taiwan TEA Corp. 392,704 193,408
#Taiwan Union Technology
Corp. 152,000 1,390,267
*Taiwan-Asia Semiconductor
Corp. 241,005 160,683
Taiyen Biotech Co., Ltd., Class
A 74,000 81,692
Tatung Co., Ltd. 794,200 951,257
Shares Value
TAIWAN — (Continued)
*TBI Motion Technology Co.,
Ltd. 83,000 $ 109,007
TCC Group Holdings Co., Ltd. 2,817,215 2,293,603
TCI Co., Ltd. 43,218 188,959
Te Chang Construction Co.,
Ltd. 42,000 80,208
Teco Electric and Machinery
Co., Ltd. 533,000 910,730
#Tehmag Foods Corp. 15,650 162,019
Test Research, Inc. 117,532 572,943
Test Rite International Co., Ltd. 119,389 79,799
*Tex-Ray Industrial Co., Ltd. 59,000 15,458
*Thermaltake Technology Co.,
Ltd. 39,294 41,272
Thinking Electronic Industrial
Co., Ltd. 37,000 167,971
Thye Ming Industrial Co., Ltd. 46,080 105,445
Tofu Restaurant Co., Ltd. 8,720 59,599
Ton Yi Industrial Corp. 434,200 264,033
Tong Hsing Electronic
Industries, Ltd., Class H 127,544 435,865
Tong Yang Industry Co., Ltd.,
Class A 464,040 1,632,438
#*Tong-Tai Machine & Tool
Co., Ltd., Class A 162,159 179,286
Top Union Electronics Corp.,
Class A 22,002 22,041
Topco Scientific Co., Ltd. 64,677 625,155
Topco Technologies Corp. 25,000 52,182
#Topkey Corp. 56,000 340,531
Topoint Technology Co., Ltd.,
Class A 63,000 133,398
Toung Loong Textile
Manufacturing, Class F 43,800 22,892
Trade-Van Information
Services Co. 5,000 15,864
Transcend Information, Inc. 91,483 289,950
Transcom, Inc. 17,380 71,622
Triocean Industrial Corp. Co.,
Ltd. 5,000 15,110
Tripod Technology Corp.,
Class R 220,970 2,072,924
#Trusval Technology Co., Ltd. 31,173 248,569
Tsang Yow Industrial Co., Ltd. 31,000 23,784
Tsann Kuen Enterprise Co.,
Ltd. 30,987 25,435
TSC Auto ID Technology Co.,
Ltd. 16,089 98,914
#TSEC Corp. 291,139 157,043
#TSRC Corp. 355,717 216,904
Ttet Union Corp. 30,000 150,766
TTFB Co., Ltd. 14,380 96,838
TTY Biopharm Co., Ltd. 82,267 212,506
*Tul Corp. 18,000 40,647
Tung Ho Steel Enterprise
Corp. 316,510 679,732
Tung Ho Textile Co., Ltd. 17,000 10,281
Tung Thih Electronic Co., Ltd.,
Class A 30,600 58,745

227
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#TURVO International Co.,
Ltd. 18,135 $ 109,366
#TXC Corp. 179,411 504,917
#TYC Brother Industrial Co.,
Ltd. 121,000 165,401
*Tycoons Group Enterprise 181,949 46,573
Tyntek Corp. 141,167 71,417
*U-BEST Innovative
Technology Co., Ltd. 71,000 46,029
UDE Corp., Class A 36,000 118,683
Ultra Chip, Inc. 37,000 66,320
U-Ming Marine Transport Corp. 385,000 673,323
Unic Technology Corp. 49,000 38,251
Unimicron Technology Corp. 785,356 3,617,940
Union Bank Of Taiwan 1,138,593 635,148
Union Insurance Co., Ltd. 47,000 40,784
*Uniplus Electronics Co., Ltd. 48,000 43,340
Uni-President Enterprises
Corp., Class A 1,884,947 5,001,685
Unitech Computer Co., Ltd. 20,000 27,842
#*Unitech Printed Circuit
Board Corp. 1,974,745 1,855,820
*United Alloy-Tech Co. 66,000 92,319
United Integrated Services
Co., Ltd. 103,000 2,726,191
#United Microelectronics Corp. 3,157,453 4,395,416
#United Microelectronics
Corp., Sponsored ADR 6,600 45,144
United Orthopedic Corp.,
Class R 50,924 170,443
United Radiant Technology 28,000 19,513
United Recommend
International Co., Ltd. 21,255 27,915
*United Renewable Energy
Co., Ltd. 956,808 227,602
*<Unity Opto Technology Co.,
Ltd. 115,929 –
Univacco Technology, Inc.,
Class F 32,000 47,656
Universal Cement Corp. 309,998 277,827
Universal Microwave
Technology, Inc. 9,000 96,641
Universal Vision Biotechnology
Co., Ltd. 34,468 232,693
#UPC Technology Corp. 497,181 173,237
UPI Semiconductor Corp. 19,000 124,449
#Userjoy Technology Co., Ltd. 21,424 59,935
#USI Corp. 521,861 189,704
U-Tech Media Corp. 95,000 42,809
Utechzone Co., Ltd. 22,000 66,337
#UVAT Technology Co., Ltd.,
Class A 12,000 25,650
Value Valves Co., Ltd. 12,000 30,957
Vanguard International
Semiconductor Corp. 558,857 1,748,798
Ve Wong Corp. 8,000 10,788
Ventec International Group
Co., Ltd., Class H 28,000 78,425
VIA Labs, Inc. 6,000 17,630
Shares Value
TAIWAN — (Continued)
Via Technologies, Inc. 156,000 $ 312,549
Viking Tech Corp. 31,000 39,675
Visco Vision, Inc. 27,000 152,425
VisEra Technologies Co., Ltd. 12,000 90,058
#Visual Photonics Epitaxy Co.,
Ltd. 182,475 886,469
Vivotek, Inc. 8,000 25,114
Vizionfocus, Inc. 20,000 119,273
Voltronic Power Technology
Corp. 24,543 970,290
#*Wafer Works Corp. 431,493 334,670
#Waffer Technology Corp. 72,974 125,912
Wah Hong Industrial Corp. 30,000 38,596
Wah Lee Industrial Corp. 111,580 351,404
Walsin Lihwa Corp. 1,696,803 1,279,104
Walsin Technology Corp. 191,000 543,292
Walton Advanced Engineering,
Inc., Class A 143,000 61,804
*We & Win Development Co.,
Ltd. 143,000 51,264
*We&Win Diversification Co.,
Ltd. 55,652 36,172
WEI Chih Steel Industrial Co.,
Ltd. 90,000 55,633
Wei Chuan Foods Corp., Class
H 171,000 89,947
Weikeng Industrial Co., Ltd. 470,076 535,475
Well Shin Technology Co.,
Ltd., Class A 53,000 97,308
Welldone Co. 22,000 36,338
WELLELL, Inc., Class A 39,000 28,550
#Weltrend Semiconductor 63,000 100,049
*Wha Yu Industrial Co., Ltd. 64,000 27,661
Wholetech System Hitech, Ltd. 29,000 88,708
Win Semiconductors Corp.,
Class A 272,868 786,218
*Winbond Electronics Corp.,
Class A 1,729,950 1,005,600
Winmate, Inc., Class A 9,000 44,928
Winstek Semiconductor Co.,
Ltd. 30,000 97,094
*<Wintek Corp. 312,087 –
WinWay Technology Co., Ltd. 12,000 450,289
#Wisdom Marine Lines Co.,
Ltd. 445,070 872,321
Wiselink Co., Ltd. 41,325 229,141
Wistron Corp. 1,260,506 5,194,480
#WITS Corp., Class A 27,791 88,920
Wiwynn Corp. 39,000 3,612,865
WNC Corp. 242,286 957,861
Wonderful Hi-Tech Co., Ltd. 73,000 93,673
Wowprime Corp. 56,075 430,226
#WPG Holdings, Ltd. 623,756 1,389,724
WT Microelectronics Co., Ltd.,
Class A 252,610 1,167,943
XAC Automation Corp., Class
A 18,000 15,288
#XinTec, Inc., Class A 103,000 509,004

228
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Xxentria Technology
Materials Corp. 95,000 $ 142,591
Ya Horng Electronic Co., Ltd. 8,000 16,859
Yageo Corp., Class A 142,841 2,536,418
Yankey Engineering Co., Ltd.,
Class H 37,569 521,730
YC INOX Co., Ltd. 319,982 229,420
YCC Parts Manufacturing Co.,
Ltd. 14,000 23,265
#Yea Shin International
Development Co., Ltd., Class
A 185,724 165,517
*Yeh-Chiang Technology Corp. 10,000 9,783
#Yem Chio Co., Ltd. 283,000 147,438
Yen Sun Technology Corp. 21,000 30,852
*Yeong Guan Energy
Technology Group Co., Ltd. 62,973 48,210
YFC-Boneagle Electric Co.,
Ltd. 46,918 31,438
#YFY, Inc., Class A 717,000 584,938
*Yieh Phui Enterprise Co.,
Ltd., Class A 744,626 374,215
Yonyu Plastics Co., Ltd., Class
A 36,400 24,208
*Young Optics, Inc. 18,000 31,842
Youngtek Electronics Corp.,
Class A 57,120 117,694
Yuanta Financial Holding Co.,
Ltd. 2,968,139 3,102,636
Yuanta Futures Co., Ltd. 75,056 206,956
Yuen Foong Yu Consumer
Products Co., Ltd. 37,000 49,462
#Yulon Motor Co., Ltd., Class
A 287,919 316,400
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 25,000 62,987
#Yungshin Construction &
Development Co., Ltd., Class
A 58,000 156,428
YungShin Global Holding
Corp., Class A 97,950 205,433
Yusin Holding Corp., Class A 16,608 48,632
Zeng Hsing Industrial Co., Ltd. 39,461 129,565
Zenitron Corp. 103,000 113,879
#Zero One Technology Co.,
Ltd. 72,211 279,433
#Zhen Ding Technology
Holding, Ltd., Class A 333,050 1,400,378
*Zhong Yang Technology Co.,
Ltd., Class H 28,000 41,276
*Zig Sheng Industrial Co., Ltd.,
Class H 230,543 68,667
#ZillTek Technology Corp. 19,000 131,133
*Zinwell Corp. 153,000 57,924
Zippy Technology Corp. 41,000 74,727
#Zyxel Group Corp., Class A 248,906 228,913
TOTAL TAIWAN 576,420,610
THAILAND — (0.4%)
AAPICO Hitech PCL, Class F 102,190 46,905
Shares Value
THAILAND — (Continued)
*Absolute Clean Energy PCL,
Class F 950,500 $ 38,101
Advanced Info Service PCL -
NVDR, Class F 7,000 62,332
Advanced Info Service PCL,
Class F 95,800 853,054
Advanced Information
Technology PCL, Class F 676,050 108,607
After You PCL 187,300 39,260
Airports of Thailand PCL
- NVDR 23,700 29,734
Airports of Thailand PCL,
Class F 212,600 266,726
Allianz Ayudhya Capital PCL,
Class F 3,900 3,879
Amata Corp. PCL - NVDR 81,700 40,000
#Amata Corp. PCL, Class F 331,000 162,056
*Ananda Development PCL,
Class F 1,923,900 25,314
AP Thailand PCL 1,199,504 266,108
#AP Thailand PCL - NVDR 516,100 114,496
Asia Plus Group Holdings PCL
- NVDR 7,200 551
Asia Plus Group Holdings
PCL, Class F 988,400 75,612
Asian Alliance International
PCL, Class F 207,700 29,744
Asian Insulators PCL 104,160 11,219
Asian Sea Corp. PCL, Class F 73,800 16,372
Asset World Corp. PCL, Class
F 3,504,400 225,191
*Assetwise PCL, Class F 225,100 44,772
#B Grimm Power PCL - NVDR,
Class R 170,500 61,042
B Grimm Power PCL, Class R 204,200 73,107
Bangchak Corp. PCL - NVDR,
Class R 268,400 279,241
Bangchak Corp. PCL, Class F 397,500 413,556
Bangchak Sriracha PCL 364,200 55,722
Bangkok Aviation Fuel
Services PCL, Class F 66,700 18,063
Bangkok Bank PCL - NVDR,
Class F 89,600 405,777
Bangkok Bank PCL, Class F 246,600 1,116,793
Bangkok Chain Hospital PCL,
Class F 279,275 119,640
Bangkok Dusit Medical
Services PCL - NVDR, Class R 345,200 227,105
Bangkok Dusit Medical
Services PCL, Class F 947,400 623,289
#Bangkok Expressway &
Metro PCL - NVDR, Class R 406,100 68,967
Bangkok Expressway & Metro
PCL, Class F 541,702 91,997
Bangkok Land PCL - NVDR 232,200 3,553
Bangkok Land PCL, Class F 9,098,951 139,213
#Banpu PCL - NVDR 3,393,150 524,339
Banpu PCL, Class F 470,200 72,659
Banpu Power PCL 231,500 56,317

229
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
BCPG PCL 154,100 $ 31,593
BEC World PCL 514,500 40,933
Berli Jucker PCL, Class F 477,200 280,362
Betagro PCL, Class A 281,700 152,573
*Better World Green PCL 1,773,500 10,311
BKI Holdings PCL 25,300 222,962
Bluebik Group PCL, Class A 15,500 10,197
Brooker Group PCL (The) 2,286,500 25,188
*BTS Group Holdings PCL 4,137,899 445,698
*BTS Group Holdings PCL
- NVDR 264,800 28,522
#Bumrungrad Hospital PCL
- NVDR 36,000 187,270
Bumrungrad Hospital PCL,
Class F 64,800 337,087
Cal-Comp Electronics Thailand
PCL 2,296,544 467,320
#Carabao Group PCL, Class F 71,000 120,035
Central Pattana PCL, Class F 239,400 382,762
Central Plaza Hotel PCL,
Class F 104,600 91,221
#Central Retail Corp. PCL -
NVDR, Class R 55,100 36,250
#Central Retail Corp. PCL,
Class F 321,191 211,310
CH Karnchang PCL, Class F 657,500 271,611
Charoen Pokphand Foods
PCL - NVDR 329,900 230,163
Charoen Pokphand Foods
PCL, Class F 190,700 133,047
Chularat Hospital PCL 2,299,300 123,127
CK Power PCL, Class F 742,000 59,487
Com7 PCL, Class F 388,400 259,092
*Country Group Development
PCL 2,367,400 8,693
CP ALL PCL - NVDR, Class F 227,300 328,639
CP ALL PCL, Class F 103,700 149,933
CP AXTRA PCL, Class F 295,786 186,450
Delta Electronics Thailand PCL 278,400 1,243,770
Dhipaya Group Holdings PCL,
Class F 254,000 147,674
Diamond Building Products
PCL 147,000 23,840
Dohome PCL, Class F 297,200 36,559
Don Muang Tollway PCL,
Class F 161,500 50,901
Dynasty Ceramic PCL, Class F 1,847,601 83,673
Eastern Polymer Group PCL 292,600 26,323
Eastern Water Resources
Development and
Management PCL, Class F 247,100 15,727
Ekachai Medical Care PCL 203,779 36,478
Electricity Generating PCL 57,000 192,733
#*Energy Absolute PCL 3,063,400 271,844
*Energy Absolute PCL - NVDR 144,800 12,849
#Erawan Group PCL (The) 1,804,200 129,187
Exotic Food PCL, Class F 40,500 22,307
#Forth Corp. PCL 156,500 33,762
Shares Value
THAILAND — (Continued)
Forth Smart Service PCL,
Class F 232,000 $ 46,854
GFPT PCL 272,100 80,764
Global Green Chemicals PCL,
Class F 39,400 4,823
Global Power Synergy PCL,
Class F 71,528 73,323
*Gulf Development PCL -
NVDR, Class R 46,956 67,891
*Gulf Development PCL, Class
F 164,964 238,511
Gunkul Engineering PCL 2,574,440 136,285
Haad Thip PCL, Class F 166,500 77,951
Hana Microelectronics PCL
- NVDR 98,700 69,767
Hana Microelectronics PCL,
Class F 324,500 229,374
Home Product Center PCL 1,123,257 245,755
Ichitan Group PCL, Class F 291,400 99,868
Index Livingmall PCL, Class F 105,400 45,475
Indorama Ventures PCL,
Class F 525,200 371,240
#IRPC PCL 7,123,200 224,507
I-TAIL Corp. PCL, Class F 71,600 32,207
*Italian-Thai Development
PCL, Class F 2,955,243 21,703
*JASMINE INTERNATIONAL
PCL 951,853 44,564
#*Jasmine Technology
Solution PCL, Class A 71,100 71,252
Karmarts PCL, Class F 471,683 122,684
Kasikornbank PCL 34,400 170,526
Kasikornbank PCL - NVDR 28,100 139,296
KCE Electronics PCL, Class F 398,600 302,487
KGI Securities Thailand PCL,
Class F 1,067,700 127,418
Khon Kaen Sugar Industry
PCL, Class F 1,452,684 67,122
Kiatnakin Phatra Bank PCL,
Class F 112,300 189,859
Krung Thai Bank PCL, Class F 537,775 362,027
Ladprao General Hospital PCL 51,300 5,840
Lalin Property PCL, Class F 260,500 38,900
Lam Soon Thailand PCL,
Class F 77,800 11,094
Land & Houses PCL - NVDR 504,000 58,913
Land & Houses PCL, Class F 2,273,900 265,799
Lanna Resources PCL 156,700 80,556
LH Financial Group PCL,
Class R 3,549,479 84,718
LPN Development PCL 882,200 46,971
Major Cineplex Group PCL 329,500 85,198
MBK PCL 334,108 172,779
MC Group PCL, Class F 189,500 57,987
MCS Steel PCL 245,700 63,154
Mega Lifesciences PCL 214,900 202,209
#Minor International PCL
- NVDR 157,600 120,563

230
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Minor International PCL, Class
F 632,992 $ 484,235
MK Restaurants Group PCL,
Class F 161,700 114,793
*Mono Next PCL, Class F 654,000 36,222
Moshi Moshi Retail Corp. PLC,
Class F 75,400 92,289
Namyong Terminal PCL 371,200 32,258
Netbay PCL, Class F 58,500 41,709
Noble Development PCL,
Class F 565,200 31,996
Northeast Rubber PCL, Class
F 1,020,500 138,024
NSL Foods PCL, Class R 59,100 58,775
Osotspa PCL, Class F 396,100 216,958
#Plan B Media PCL, Class F 1,105,664 179,315
*Platinum Group PCL (The),
Class F 626,400 24,151
Polyplex Thailand PCL, Class
A 211,300 68,537
Praram 9 Hospital PCL, Class
F 86,300 63,642
Precious Shipping PCL, Class
F 714,400 144,279
Premier Marketing PCL 128,800 43,748
#Prima Marine PCL - NVDR,
Class R 126,500 25,161
Prima Marine PCL, Class R 755,300 150,228
Principal Capital PCL, Class F 136,700 8,240
*Property Perfect PCL 5,639,224 15,530
Pruksa Holding PCL 473,500 64,621
PTG Energy PCL, Class F 675,800 139,585
PTT Exploration & Production
PCL - NVDR, Class F 109,400 421,799
PTT Exploration & Production
PCL, Class F 278,385 1,073,333
#PTT Global Chemical PCL -
NVDR, Class R 190,700 138,298
PTT Global Chemical PCL,
Class F 585,845 424,863
#PTT Oil & Retail Business
PCL, Class F 342,300 145,593
PTT PCL 494,540 503,166
PTT PCL - NVDR 986,900 1,004,113
#Quality Houses PCL, Class F 4,560,609 199,561
Rajthanee Hospital PCL 74,800 32,273
Ramkhamhaeng Hospital PCL,
Class F 16,200 8,824
Ratch Group PCL, Class F 261,600 212,130
Ratchaphruek Hospital PCL 297,100 45,456
Regional Container Lines PCL,
Class F 49,200 45,918
Rojana Industrial Park PCL,
Class F 643,990 92,618
S Hotels & Resorts PCL, Class
F 860,500 40,023
Sahamitr Pressure Container
PCL, Class F 80,300 20,886
*Samart Corp. PCL 202,001 38,632
Shares Value
THAILAND — (Continued)
Sansiri PCL 4,896,033 $ 221,730
#Sansiri PCL - NVDR, Class A 7,107,600 321,886
Sappe PCL, Class F 77,700 92,132
SC Asset Corp. PCL 1,201,062 65,786
SCB X PCL 84,200 325,927
*<SCG Ceramics PCL, Class F 386,900 2,249
SCG Packaging PCL - NVDR 118,500 67,808
SCG Packaging PCL, Class F 418,800 239,644
Sena Development PCL 340,100 18,732
Sermsang Power Corp. Co.,
Ltd., Class R 181,669 22,903
Siam Cement PCL (The) 106,100 652,573
Siam Cement PCL (The)
- NVDR 38,700 238,026
Siam Global House PCL 265,211 54,779
Siam Wellness Group PCL,
Class F 437,925 50,653
Siamgas & Petrochemicals
PCL 488,800 100,213
Sikarin PCL, Class F 251,000 52,996
Singha Estate PCL 594,700 10,191
SiS Distribution Thailand PCL,
Class F 77,600 51,765
SISB PCL, Class F 113,200 53,690
*SKY ICT PCL, Class F 23,900 9,361
*SNC Former PCL, Class F 105,200 19,154
SPCG PCL 299,400 75,125
Sri Trang Agro-Industry PCL -
NVDR, Class F 215,460 92,962
#Sri Trang Agro-Industry PCL,
Class F 463,120 199,816
Sri Trang Gloves Thailand
PCL, Class F 809,600 174,654
#Srinanaporn Marketing PCL,
Class F 265,300 81,181
Srithai Superware PCL, Class
F 333,400 11,426
Srivichai Vejvivat PCL 109,300 24,750
Star Petroleum Refining PCL 660,800 115,256
*Stella X PCL 3,925,400 19,219
Supalai PCL 624,775 298,240
#Supalai PCL - NVDR, Class A 179,800 85,829
*Super Energy Corp. PCL,
Class F 11,554,700 49,500
Susco PCL, Class F 526,100 41,534
SVI PCL 217,200 41,207
TAC Consumer PCL 274,300 39,282
Taokaenoi Food & Marketing
PCL, Class F 273,900 50,288
*Tata Steel Thailand PCL,
Class F 754,700 18,475
Thai Life Insurance PCL 521,400 161,143
Thai Oil PCL 551,077 581,767
Thai Oil PCL - NVDR 113,186 119,490
#Thai Union Group PCL -
NVDR, Class F 362,100 122,990
Thai Union Group PCL, Class
F 929,740 315,793

231
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Thai Vegetable Oil PCL, Class
F 189,360 $ 131,532
Thai Wah PCL, Class F 109,900 7,197
*Thaicom PCL 341,500 90,391
Thaifoods Group PCL, Class F 746,674 112,869
*Thaire Life Assurance PCL,
Class F 284,773 10,370
*Thonburi Healthcare Group
PCL, Class F 194,700 53,322
Thoresen Thai Agencies PCL,
Class F 738,551 98,534
Tipco Asphalt PCL, Class F 271,319 123,704
Tisco Financial Group PCL,
Class F 122,200 371,125
TKS Technologies PCL 242,900 42,738
#TMBThanachart Bank PCL 4,264,006 251,822
TMT Steel PCL, Class F 187,600 18,944
TOA Paint Thailand PCL 394,300 168,917
TPI Polene PCL, Class F 2,876,957 80,991
TPI Polene Power PCL 1,461,600 99,289
TQM Alpha PCL, Class F 97,000 45,116
Triple i Logistics PCL 204,000 29,714
*True Corp. PCL, Class F 2,171,861 691,168
TTW PCL 579,300 158,652
Union Auction PCL, Class F 166,600 33,646
Unique Engineering &
Construction PCL 326,045 29,332
United Paper PCL, Class R 225,000 52,326
Univanich Palm Oil PCL, Class
F 551,100 163,576
Vanachai Group PCL, Class F 244,900 14,538
WHA Corp. PCL, Class F 1,753,700 192,113
WHA Utilities and Power PCL 246,500 25,796
TOTAL THAILAND 34,039,719
TURKEY — (0.2%)
Agesa Hayat ve Emeklilik A/S 4,841 20,739
Akbank TAS 963,252 1,601,741
Akcansa Cimento A/S 7,178 25,216
*Akenerji Elektrik Uretim A/S – –
Aksa Akrilik Kimya Sanayii A/S 921,795 215,955
*Aksa Enerji Uretim A/S 80,778 79,280
Alarko Holding A/S 14,163 32,779
Albaraka Turk Katilim Bankasi
A/S 114,602 25,663
*Alkim Alkali Kimya A/S 85,731 38,184
Anadolu Anonim Turk Sigorta
Sirketi 68,078 166,701
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 153,090 57,174
Anadolu Hayat Emeklilik A/S,
Class A 18,436 40,262
*Arcelik A/S, Class A 27,622 85,126
Aselsan Elektronik Sanayi Ve
Ticaret A/S 54,978 253,269
Aygaz A/S 9,057 36,433
*Baticim Bati Anadolu Cimento
Sanayii A/S 18 2
*Bera Holding A/S 258,636 106,530
BIM Birlesik Magazalar A/S 64,651 844,908
Shares Value
TURKEY — (Continued)
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 15,959 $ 141,729
Bursa Cimento Fabrikasi A/S 303,385 56,203
Celebi Hava Servisi A/S 471 19,505
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 51,646 14,186
Cimsa Cimento Sanayi VE
Ticaret A/S, Class A 28,336 36,124
Coca-Cola Icecek A/S, Class A 384,901 481,683
*Deva Holding A/S 6,923 11,068
Dogan Sirketler Grubu Holding
A/S 1 –
Dogus Otomotiv Servis ve
Ticaret A/S 11,601 52,671
EGE Endustri VE Ticaret A/S 615 119,385
EGE Gubre Sanayii A/S 21,988 54,707
ΩEnerjisa Enerji A/S 62,099 99,054
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S – –
Eregli Demir ve Celik
Fabrikalari TAS 386,786 254,599
*Fenerbahce Futbol AS 1 –
Ford Otomotiv Sanayi A/S 94,720 222,024
Global Yatirim Holding A/S 778,012 171,154
*Goodyear Lastikleri TAS 19,697 8,758
#*Hektas Ticaret TAS 2,036,261 198,645
*Ihlas Holding A/S 1 –
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S, Class F 57,402 10,620
*Is Finansal Kiralama AS 1 –
Is Yatirim Menkul Degerler A/S 177,841 183,216
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 38,156 27,541
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 104,136 101,537
#*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 390,187 266,449
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class B 1 1
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 48,611 12,059
KOC Holding A/S 131,036 578,787
*Konya Cimento Sanayii AS 68 9,800
*Kordsa Teknik Tekstil A/S 17,804 26,974
Logo Yazilim Sanayi Ve
Ticaret A/S 48,180 189,904
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 303,288 316,042
#*MIA Teknoloji A/S 40,986 36,389
Migros Ticaret A/S, Class A 37,856 488,669
Ω*MLP Saglik Hizmetleri A/S,
Class A 36,911 348,487
*NET Holding A/S, Class F 54,626 69,236

232
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
TURKEY — (Continued)
Nuh Cimento Sanayi A/S,
Class A 9,366 $ 53,852
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 91,696 12,334
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 8,319 113,228
*Oyak Cimento Fabrikalari A/S 411,457 242,457
*Pegasus Hava Tasimaciligi
A/S 79,844 495,668
*Petkim Petrokimya Holding
A/S, Class H 324,801 136,824
*Polisan Holding A/S 2 –
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 138,000 57,963
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 74,310 36,393
*Sasa Polyester Sanayi A/S,
Class A 41,030 3,154
Sekerbank Turk A/S 66,459 9,578
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 72,493 182,692
Sok Marketler Ticaret A/S,
Class A 116,098 106,737
*TAV Havalimanlari Holding
A/S, Class A 47,360 286,776
*Teknosa Ic Ve Dis Ticaret A/S 42,046 24,383
#Tofas Turk Otomobil
Fabrikasi A/S, Class A 31,476 178,963
*Tukas Gida Sanayi ve Ticaret
A/S 674,245 44,847
*Tumosan Motor ve Traktor
Sanayi A/S 6,120 18,092
#*Turk Altin Isletmeleri A/S 151,641 85,397
Turk Hava Yollari AO 184,019 1,305,580
*Turk Telekomunikasyon A/S 127,243 170,679
Turk Traktor ve Ziraat
Makineleri A/S 5,829 84,727
Turkcell Iletisim Hizmetleri A/S 254,470 584,567
#Turkiye Garanti Bankasi A/S 60,519 212,897
Turkiye Is Bankasi A/S 1,342,189 490,017
Turkiye Petrol Rafinerileri A/S 171,938 715,402
Turkiye Sigorta A/S 75,788 18,465
Turkiye Sise ve Cam
Fabrikalari A/S 182,890 165,621
#*Turkiye Vakiflar Bankasi
TAO 424,034 301,053
Ulker Biskuvi Sanayi A/S,
Class A 135,931 367,010
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 54,863 14,097
*Vestel Elektronik Sanayi ve
Ticaret A/S 24,303 22,810
*Yapi ve Kredi Bankasi A/S,
Class A 884,931 733,791
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 1 1
*Zorlu Enerji Elektrik Uretim
A/S, Class H 435,458 36,044
TOTAL TURKEY 15,549,267
Shares Value
UNITED ARAB EMIRATES — (0.6%)
Abu Dhabi Aviation Co. 30,547 $ 48,734
Abu Dhabi Commercial Bank
PJSC 896,833 3,974,964
Abu Dhabi Islamic Bank PJSC 698,169 4,592,242
Abu Dhabi National Hotels 3,834,958 522,033
Abu Dhabi National Insurance
Co. PSC 23,815 46,682
Abu Dhabi National Oil Co. for
Distribution PJSC 759,687 767,319
*Abu Dhabi Ports Co. PJSC 1,004,786 1,137,979
ADNOC Drilling Co. PJSC,
Class F 557,674 886,667
Agility Global PLC 1,847,700 593,582
Agthia Group PJSC, Class A 248,684 289,096
Air Arabia PJSC, Class H 1,395,587 1,413,407
Ajman Bank PJSC 1,170,921 471,799
Aldar Properties PJSC 1,251,242 3,242,989
Alpha Dhabi Holding PJSC,
Class A 107,192 363,036
Amanat Holdings PJSC 1,284,058 412,509
Americana Restaurants
International PLC - Foreign Co. 123,188 72,106
*Apex Investment Co. PSC 204,045 216,094
*<Arabtec Holding PJSC 125,089 –
*Bank of Sharjah, Class A 422,160 194,237
Burjeel Holdings PLC 525,541 207,464
Dana Gas PJSC, Class A 3,671,904 765,750
Deyaar Development PJSC 963,133 272,701
Dubai Electricity & Water
Authority PJSC 501,644 378,306
Dubai Financial Market PJSC 1,577,477 751,568
Dubai Investments PJSC 1,627,200 1,311,293
Dubai Islamic Bank PJSC 1,593,164 4,328,708
Emaar Development PJSC 887,955 3,638,268
Emaar Properties PJSC 2,900,530 12,042,439
Emirates Central Cooling
Systems Corp. 1,060,860 499,656
Emirates Driving Co. 90,556 73,222
Emirates Integrated
Telecommunications Co. PJSC 340,088 925,888
Emirates NBD Bank PJSC 647,281 4,713,938
*Emirates Reem Investments
PJSC 32,149 25,120
Emirates Telecommunications
Group Co. PJSC, Class A 328,538 1,694,076
*EMSTEEL Building Materials
PJSC 1,120,401 402,638
Fertiglobe PLC, Class A 589,323 417,152
First Abu Dhabi Bank PJSC,
Class A 541,841 2,655,288
*Ghitha Holding PJSC 34,516 236,616
*Gulf Navigation Holding PJSC 95,328 155,718
*Gulf Pharmaceutical
Industries PSC 192,011 74,753
*Islamic Arab Insurance Co. 133,838 16,069
*Manazel PJSC 760,016 71,799
*Modon Holding PSC 145,470 150,496
National Bank of Ras Al-
Khaimah PSC (The), Class K 29,257 61,730

233
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
UNITED ARAB EMIRATES — (Continued)
National Central Cooling Co.
PJSC 346,676 $ 274,653
*National Corp. for Tourism &
Hotels 106,941 60,558
NMDC Group PJSC 47,070 319,857
Palms Sports PrJSC 33,885 71,310
*Presight AI Holding PLC 52,987 55,106
*RAK Properties PJSC 1,089,889 456,952
Ras Al Khaimah Ceramics
PJSC 424,701 298,312
Salik Co. PJSC 382,431 666,347
Sharjah Islamic Bank 303,374 249,432
*Space42 PLC 446,283 264,871
Taaleem Holdings PJSC 49,514 56,617
TECOM Group PJSC 255,583 237,972
*Union Properties PJSC 1,593,743 379,659
TOTAL UNITED ARAB
EMIRATES 58,507,777
UNITED KINGDOM — (7.0%)
Admiral Group PLC 77,136 3,489,014
ΩAirtel Africa PLC 591,499 1,598,392
AJ Bell PLC 255,879 1,823,450
*Anglo American PLC 211,209 6,009,308
Anglo American PLC 189,177 5,377,447
Antofagasta PLC 128,056 3,180,810
Ashtead Group PLC 111,572 7,497,586
Associated British Foods PLC 67,713 1,969,579
AstraZeneca PLC 2,667 399,665
AstraZeneca PLC, Sponsored
ADR 240,103 17,549,128
ΩAuto Trader Group PLC 376,076 4,167,563
Aviva PLC 626,785 5,379,837
B&M European Value Retail
SA 462,070 1,372,158
Babcock International Group
PLC 434,023 5,967,630
BAE Systems PLC 415,727 9,924,722
Balfour Beatty PLC,
Registered 352,606 2,533,746
Barclays PLC 517,163 2,541,125
Barclays PLC, Sponsored ADR 462,176 9,067,893
Barratt Redrow PLC,
Registered 877,133 4,342,369
Beazley PLC 533,324 6,313,134
Bellway PLC 102,152 3,366,044
Berkeley Group Holdings PLC,
Registered 58,864 2,843,257
BP PLC 888,005 4,756,372
#BP PLC, Sponsored ADR 613,696 19,730,326
ΩBridgepoint Group PLC 62,122 269,481
British American Tobacco PLC 176,337 9,427,540
British American Tobacco
PLC, Sponsored ADR 14,298 767,517
BT Group PLC, Registered 3,884,466 10,645,964
Bunzl PLC 97,505 2,908,402
*Burberry Group PLC 169,800 2,899,808
Canal+ SA 282,839 902,049
*Carnival PLC 3,571 98,577
Shares Value
UNITED KINGDOM — (Continued)
*Carnival PLC, Sponsored
ADR 29,209 $ 794,485
Centrica PLC 3,936,534 8,574,670
Coca-Cola HBC AG 42,420 2,215,141
Compass Group PLC 211,441 7,456,929
Computacenter PLC 56,024 1,702,235
ΩConvaTec Group PLC 399,515 1,233,978
Cranswick PLC 34,361 2,414,537
Croda International PLC 22,951 793,320
DCC PLC 54,704 3,445,876
Diageo PLC 46,470 1,139,519
Diageo PLC, Sponsored ADR 27,826 2,725,557
Diploma PLC 65,907 4,692,317
Drax Group PLC 348,439 3,262,321
Dunelm Group PLC 81,909 1,318,071
easyJet PLC 124,080 810,659
Energean PLC 304 3,683
Entain PLC, Class B 93,713 1,267,431
Experian PLC 161,577 8,561,447
*Frasers Group PLC 165,930 1,511,828
Fresnillo PLC 118,369 2,193,005
Games Workshop Group PLC 22,677 4,888,552
Glencore PLC 1,020,812 4,116,831
Grafton Group PLC, Class A 116,750 1,375,056
Grainger PLC 398,492 1,083,690
Greggs PLC 90,329 1,888,678
GSK PLC 75,351 1,413,966
GSK PLC, Class B, ADR 227,341 8,445,718
Haleon PLC 1,249,777 5,945,727
#Haleon PLC, ADR 13,593 128,182
Halma PLC 69,165 2,976,532
Harbour Energy PLC 215,798 568,866
Hays PLC 446,247 376,764
Hikma Pharmaceuticals PLC 49,543 1,287,649
Hill & Smith PLC 6,401 173,227
Hiscox, Ltd. 162,250 2,774,092
Hochschild Mining PLC 36,726 135,500
Howden Joinery Group PLC 374,049 4,355,969
HSBC Holdings PLC,
Registered 773,657 9,447,777
HSBC Holdings PLC,
Sponsored ADR 312,914 19,181,628
IG Group Holdings PLC 57,275 856,480
IMI PLC 244,156 7,179,348
Imperial Brands PLC 283,896 11,097,965
Inchcape PLC 299,863 2,785,695
Informa PLC 410,152 4,712,357
InterContinental Hotels Group
PLC 15,169 1,759,272
#InterContinental Hotels Group
PLC, Sponsored ADR 13,490 1,566,998
International Workplace Group
PLC 420,562 1,232,200
Intertek Group PLC 45,392 2,967,426
Investec PLC 323,606 2,404,584
ITV PLC 1,926,992 2,098,714
J Sainsbury PLC 922,641 3,704,434
JD Sports Fashion PLC 1,200,759 1,357,977
JET2 PLC 27,675 595,866

234
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
*John Wood Group PLC 326,567 $ 79,691
Johnson Matthey PLC 67,876 1,588,079
Kingfisher PLC 1,291,139 4,621,829
Lancashire Holdings, Ltd. 43 356
Legal & General Group PLC,
Class B 1,339,617 4,552,493
Lion Finance Group PLC 36,222 3,650,194
Lloyds Banking Group PLC 10,532,498 10,843,876
Lloyds Banking Group PLC,
Sponsored ADR 77,604 327,489
London Stock Exchange
Group PLC, Registered 24,002 2,941,250
Man Group PLC 887,579 1,936,873
Marks & Spencer Group PLC 1,833,796 8,445,081
Melrose Industries PLC 527,636 3,576,412
*Metlen Energy & Metals PLC 17,358 961,166
*Mitchells & Butlers PLC 928 3,396
Mondi PLC 143,841 1,955,861
#Mondi PLC 22,065 302,754
National Grid PLC 99,182 1,391,273
National Grid PLC, Sponsored
ADR 42,095 2,963,067
NatWest Group PLC 984,665 6,867,089
NatWest Group PLC, Class
S, ADR 92,999 1,300,126
Next PLC 43,896 7,150,832
Ninety One PLC 43 107
*Ocado Group PLC 56,782 237,374
OSB Group PLC 3,204 23,574
Pearson PLC 134,618 1,910,619
#Pearson PLC, Sponsored
ADR 89,400 1,272,162
Pennon Group PLC 154,857 1,021,368
Persimmon PLC 168,244 2,549,286
Phoenix Group Holdings PLC,
Registered 144,613 1,270,717
Playtech PLC, Registered,
Class A 23,783 125,263
Plus500, Ltd. 57,103 2,543,587
Prudential PLC 188,713 2,406,924
Prudential PLC, Sponsored
ADR 101,085 2,579,689
QinetiQ Group PLC 364,161 2,395,099
Reckitt Benckiser Group PLC 101,612 7,627,018
RELX PLC 30,692 1,598,652
RELX PLC 60,337 3,146,300
RELX PLC, Sponsored ADR 120,824 6,269,557
Rentokil Initial PLC 618,980 3,108,579
Rentokil Initial PLC, ADR 14,956 370,460
RHI Magnesita NV, Registered 1,030 32,645
Rightmove PLC 605,497 6,559,297
Rio Tinto PLC 32,814 1,955,613
#Rio Tinto PLC, Sponsored
ADR 128,354 7,671,719
Rolls-Royce Holdings PLC,
Registered 1,338,351 18,986,214
Rotork PLC 345,293 1,487,804
RS GROUP PLC 185,583 1,372,852
Sage Group PLC (The) 187,391 3,025,395
Shares Value
UNITED KINGDOM — (Continued)
Savills PLC 930 $ 12,049
Schroders PLC 232,233 1,201,640
Serco Group PLC 796,641 2,203,345
Severn Trent PLC 78,828 2,763,351
Shell PLC 436,079 15,644,737
#Shell PLC, ADR 622,951 44,983,292
Smith & Nephew PLC 51,261 788,594
#Smith & Nephew PLC,
Sponsored ADR 24,262 741,447
Smiths Group PLC 78,828 2,453,530
Softcat PLC, Class B 87,063 1,881,453
Spectris PLC 18,112 956,341
Spirax Group PLC 13,478 1,131,698
SSE PLC 259,012 6,335,967
St. James's Place PLC 282,622 4,893,879
Standard Chartered PLC 619,333 11,150,551
Tate & Lyle PLC 151,766 1,076,497
Taylor Wimpey PLC 2,076,435 2,809,669
TBC Bank Group PLC 2,323 149,096
Telecom Plus PLC, Class B 6,126 149,814
Tesco PLC 2,390,617 13,458,016
TP ICAP Group PLC, Class A 1,060,220 4,300,313
Unilever PLC 16,305 955,484
Unilever PLC 19,118 1,115,212
#Unilever PLC, Sponsored
ADR 222,874 13,022,528
United Utilities Group PLC 204,196 3,046,754
*Vistry Group PLC 256,362 1,979,218
Vodafone Group PLC 4,931,111 5,352,271
Weir Group PLC (The) 105,360 3,717,145
Whitbread PLC 77,471 3,129,965
*Wise PLC, Class A 33,191 445,820
#WPP PLC 24,883 135,008
WPP PLC, Sponsored ADR 69,270 1,875,832
TOTAL UNITED KINGDOM 630,988,199
UNITED STATES — (0.2%)
*ADTRAN Holdings, Inc. 23,164 217,453
*Amrize, Ltd. 117,409 5,936,597
*BeOne Medicines, Ltd., Class
H 15,200 351,246
*Flutter Entertainment PLC,
Class DI 7,626 2,331,215
International Paper Co. 99,910 4,984,526
Nexteer Automotive Group,
Ltd. 885,000 665,160
TOTAL UNITED STATES 14,486,197
TOTAL COMMON STOCKS 8,798,357,827
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.1%)
Alpargatas SA 0.320% 131,769 201,470
Banco do Estado do Rio
Grande do Sul SA, Class B
0.790% 237,362 465,096
Banco Pine SA 0.230% 61,740 66,718
Centrais Eletricas Brasileiras
SA, Class B 4.730% 28,704 209,696
Centrais Eletricas de Santa
Catarina SA 1.990% 4,700 87,619

235
Dimensional World ex U.S. Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Cia Energetica de Minas
Gerais 11.180% 528,642 $ 975,408
Cia Paranaense de Energia -
Copel, Class B 4.290% 327,641 694,077
Energisa S/A 6.630% 190 297
Gerdau SA 3.800% 258,790 778,420
Itau Unibanco Holding SA
3.230% 237,080 1,488,909
Klabin SA 2.260% 1 1
Marcopolo SA 4.180% 371,839 548,605
Petroleo Brasileiro SA -
Petrobras 5.290% 1,183,918 6,902,338
Raizen SA 0.700% 891,777 226,188
Randon SA Implementos e
Participacoes 0.660% 131,900 167,509
Taurus Armas SA 3.790% 79,706 69,191
Track & Field Co. SA 0.190% 5,200 13,514
Unipar Carbocloro SA 9.160% 56,465 554,408
TOTAL BRAZIL 13,449,464
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 6.040% 17,885 68,173
TOTAL CHILE 68,173
COLOMBIA — (0.0%)
Grupo Argos SA 5.660% 21,351 59,976
Grupo Aval Acciones y Valores
SA, Class A 4.070% 661,261 91,764
Grupo Cibest SA 8.520% 18,667 205,263
Grupo de Inversiones
Suramericana SA, Class O
3.840% 29,515 267,576
TOTAL COLOMBIA 624,579
GERMANY — (0.3%)
Bayerische Motoren Werke
AG, NVS 5.600% 12,946 1,142,412
Ω#Dr. Ing. h.c. F. Porsche AG,
Preference Shares 1.830% 23,504 1,200,877
Draegerwerk AG & Co. KGaA
2.890% 5,317 427,814
Einhell Germany AG, Class P
2.020% 3,746 318,987
FUCHS SE 2.910% 43,534 2,005,022
Henkel AG & Co. KGaA
3.020% 36,791 2,845,722
Jungheinrich AG 2.380% 38,860 1,497,096
Porsche Automobil Holding
SE, NVS 5.410% 61,711 2,495,393
#Sartorius AG 0.390% 4,045 868,297
Sixt SE, Class A 4.430% 12,417 872,605
STO SE & Co. KGaA 0.250% 1,263 180,695
Villeroy & Boch AG, Class P
5.260% 6,080 118,996
Volkswagen AG, Class A
6.900% 84,160 8,873,447
TOTAL GERMANY 22,847,363
TOTAL PREFERRED
STOCKS 36,989,579
Shares Value
GERMANY — (Continued)
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco BMG SA 08/25/2025 3,732 $ 627
*Randon SA Implementos e
Participacoes 08/19/2025 10,557 151
TOTAL BRAZIL 778
CANADA — (0.0%)
*<Constellation Software, Inc. 1,839 –
TOTAL CANADA –
INDIA — (0.0%)
*Inox Wind, Ltd. 08/20/2025 14,180 4,976
*JTEKT India, Ltd. 08/12/2025 3,218 767
TOTAL INDIA 5,743
ITALY — (0.0%)
#*Webuild SpA 08/02/2030 2,724 –
TOTAL ITALY –
KOREA, REPUBLIC OF — (0.0%)
*LS Marine Solution Co., Ltd.
08/28/2025 653 2,001
*SY Steel Tech, Inc.
09/05/2025 1,769 1,244
TOTAL KOREA, REPUBLIC
OF 3,245
MALAYSIA — (0.0%)
*Aurelius Technologies BHD
06/18/2030 18,600 1,199
*Guan Chong BHD 06/19/2028 26,075 1,192
#*YTL Corp. BHD 296,148 68,743
TOTAL MALAYSIA 71,134
THAILAND — (0.0%)
*Assetwise PCL 07/23/2025 22,510 324
*Better World Green PCL
07/30/2025 295,583 –
*Better World Green PCL
08/13/2025 295,583 –
*Energy Absolute PCL
02/13/2028 213,166 7,240
*Energy Absolute PCL
02/13/2028 24,133 820
*JASMINE INTERNATIONAL
PCL 10/10/2031 475,926 7,864
*Noble Development PCL
05/18/2027 282,600 –
TOTAL THAILAND 16,248
TOTAL RIGHTS/WARRANTS 97,148
TOTAL INVESTMENT SECURITIES — (97.8%)
(Cost $5,904,258,467) 8,835,444,554
SECURITIES LENDING COLLATERAL — (2.2%)
@§The DFA Short Term
Investment Fund 17,334,194 200,504,620
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,104,763,087) $ 9,035,949,174

236
Dimensional World ex U.S. Core Equity 2 ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $266,050,172 which represented 3.0% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NYS New York Registry Shares
NVDR Non-Voting Depository Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 376,149,413 $ 64,130 $ 6,838 $ 376,220,381
Austria .............................. 37,136,139 — — 37,136,139
Belgium ............................. 72,485,588 — — 72,485,588
Brazil ............................... 94,404,842 — — 94,404,842
Canada ............................. 705,617,643 — 48 705,617,691
Chile ................................ 11,927,609 — — 11,927,609
China ............................... 698,771,212 648,293 40,285 699,459,790
Colombia ............................ 2,517,098 — — 2,517,098
Czech ............................... 2,784,091 — — 2,784,091
Denmark ............................ 127,607,951 — — 127,607,951
Egypt ............................... 347,092 — — 347,092
Finland .............................. 92,463,655 — — 92,463,655
France .............................. 456,132,376 — — 456,132,376
Germany ............................ 520,386,973 2,250 — 520,389,223
Greece .............................. 14,345,331 — — 14,345,331
Hong Kong ........................... 176,107,534 198,892 15,802 176,322,228
Hungary ............................. 6,403,869 — — 6,403,869
India ................................ 482,737,472 83,096 — 482,820,568
Indonesia ............................ 38,240,134 — 31,915 38,272,049
Ireland .............................. 39,894,102 — — 39,894,102
Israel ............................... 80,481,914 — — 80,481,914
Italy ................................ 212,077,404 — — 212,077,404
Japan ............................... 1,343,966,688 — — 1,343,966,688
Korea, Republic of ..................... 360,905,500 79,787 55,653 361,040,940
Kuwait .............................. 20,623,854 — 41,672 20,665,526
Malaysia ............................. 40,730,547 — 16 40,730,563
Mexico .............................. 54,203,053 — — 54,203,053
Netherlands .......................... 188,366,030 — — 188,366,030
New Zealand ......................... 16,191,211 — — 16,191,211
Norway .............................. 49,813,867 — — 49,813,867
Peru ................................ 1,159,664 — — 1,159,664
Philippines ........................... 15,324,692 — 46,880 15,371,572
Poland .............................. 38,262,364 — — 38,262,364

237
Dimensional World ex U.S. Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Portugal ............................. $ 23,412,301 $ — $ — $ 23,412,301
Qatar ............................... 19,300,153 — — 19,300,153
Russian Federation .................... — — — —
Saudi Arabia .......................... 72,054,023 — — 72,054,023
Singapore ............................ 80,651,778 — — 80,651,778
South Africa .......................... 92,714,372 — — 92,714,372
Spain ............................... 172,646,061 — — 172,646,061
Sweden ............................. 171,297,791 — — 171,297,791
Switzerland ........................... 456,407,110 — — 456,407,110
Taiwan .............................. 576,401,222 11,041 8,347 576,420,610
Thailand ............................. 5,735,624 28,301,846 2,249 34,039,719
Turkey .............................. 15,549,267 — — 15,549,267
United Arab Emirates ................... 56,657,983 1,849,794 — 58,507,777
United Kingdom ....................... 630,908,508 79,691 — 630,988,199
United States ......................... 14,486,197 — — 14,486,197
Preferred Stocks
Brazil ............................... 13,449,464 — — 13,449,464
Chile ................................ 68,173 — — 68,173
Colombia ............................ 624,579 — — 624,579
Germany ............................ 22,847,363 — — 22,847,363
Rights/Warrants
Brazil ............................... 778 — — 778
Canada ............................. — — — —
India ................................ — 5,743 — 5,743
Italy ................................ — — — —
Korea, Republic of ..................... — 3,245 — 3,245
Malaysia ............................. 2,391 68,743 — 71,134
Thailand ............................. 16,248 — — 16,248
Securities Lending Collateral ............... $— $200,504,620 $— $200,504,620
Total Investments ........................ $8,803,798,298 $231,901,171 $249,705> $9,035,949,174
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

1
Dimensional Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATIONS
— (20.7%)
Federal Home Loan Banks
3.125%, 09/12/25 ..... 195 $ 194,539
3.250%, 06/09/28 ..... 265 260,457
3.250%, 11/16/28 ..... 85 83,484
Federal Home Loan Mortgage
Corp.
4.877%, 11/15/38 ..... 130 66,189
Federal National Mortgage
Association
2.125%, 04/24/26 ..... 227 223,564
6.500%, 08/01/55, 30 YR
TBA ............... 177,450 183,024,109
6.000%, 08/01/55, 30 YR
TBA ............... 409,253 414,909,626
2.500%, 08/01/55, 30 YR
TBA ............... 547,710 448,698,212
2.000%, 08/01/55, 30 YR
TBA ............... 594,293 464,787,855
Government National Mortgage
Association
6.000%, 08/01/55, 30 YR
TBA ............... 365,393 370,288,528
Tennessee Valley Authority
6.750%, 11/01/25 ..... 437 438,680
2.875%, 02/01/27 ..... 239 234,835
7.125%, 05/01/30 ..... 110 124,640
5.250%, 09/15/39 ..... 250 257,818
TOTAL AGENCY
OBLIGATIONS ............ 1,883,592,536
BONDS — (40.6%)
AUSTRALIA — (2.3%)
ANZ New Zealand Int'l, Ltd.
Ω 3.450% 01/21/28 ..... 200 195,819
ASB Bank, Ltd.
Ω 2.375% 10/22/31 ..... 355 311,106
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.56%, FRN,
4.917%, 03/18/26(*) ... 15,275 15,299,262
Ω SOFR+0.56%, FRN,
4.917%, 03/18/26(*) ... 520 520,826
Ω SOFR+0.81%, FRN,
5.163%, 01/18/27(*) ... 3,532 3,555,185
Ω SOFR+0.68%, FRN,
5.034%, 07/16/27(*) ... 1,272 1,278,497
BBSW3M+1.20%, FRN,
4.862%, 11/04/27(*) ... AUD 11,000 7,174,760
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
BBSW3M+1.06%, FRN,
4.664%, 03/31/28(*),
MTN ............... AUD 5,117 $ 3,328,409
BBSW3M+0.86%, FRN,
4.559%, 06/18/29(*),
MTN ............... AUD 10,000 6,467,009
Ω SOFR+0.85%, FRN,
5.209%, 12/16/29(*) ... 300 303,096
Bank of New Zealand
Ω 2.870% 01/27/32 ..... 322 286,615
BHP Billiton Finance USA, Ltd.
4.900% 02/28/33 ..... 215 216,152
5.250% 09/08/33 ..... 1,966 2,013,931
4.125% 02/24/42 ..... 102 87,674
5.000% 09/30/43 ..... 5,211 4,924,426
Commonwealth Bank of Australia
Ω SOFR+0.63%, FRN,
4.983%, 09/12/25(*) ... 1,310 1,310,785
Ω SOFR+0.75%, FRN,
5.104%, 03/13/26(*) ... 9,095 9,123,220
Ω SOFR+0.52%, FRN,
4.874%, 06/15/26(*) ... 2,550 2,555,501
Ω SOFR+0.46%, FRN,
4.808%, 11/27/26(*) ... 1,670 1,673,377
SOFR+0.46%, FRN,
4.808%, 11/27/26(*) ... 2,682 2,687,423
BBSW3M+1.15%, FRN,
4.867%, 01/13/28(*) ... AUD 20,000 13,038,451
BBSW3M+0.95%, FRN,
4.758%, 08/17/28(*),
MTN ............... AUD 10,000 6,493,600
BBSW3M+0.87%, FRN,
4.600%, 08/22/29(*),
MTN ............... AUD 10,000 6,469,456
Ω SOFR+0.81%, FRN,
5.164%, 03/14/30(*) ... 750 754,804
Glencore Funding LLC
Ω 1.625% 09/01/25 ..... 127 126,661
Ω 4.875% 03/12/29 ..... 705 711,050
Ω 2.500% 09/01/30 ..... 874 786,427
2.500% 09/01/30 ..... 490 440,903
Ω 2.850% 04/27/31 ..... 3,751 3,375,672
Ω 2.625% 09/23/31 ..... 680 598,374
Ω 5.700% 05/08/33 ..... 5,733 5,919,800
Ω 6.500% 10/06/33 ..... 3,962 4,291,732
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
5.277%, 07/02/27(*) ... 10,555 10,646,934
National Australia Bank, Ltd.
Ω SOFR+0.65%, FRN,
5.002%, 12/10/25(*) ... 10,044 10,060,056

2
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.62%, FRN,
4.973%, 06/11/27(*) ... 11,626 $ 11,663,017
BBSW3M+0.70%, FRN,
4.387%, 10/18/27(*),
MTN ............... AUD 4,000 2,581,627
Ω SOFR+0.60%, FRN,
4.955%, 10/26/27(*) ... 400 401,113
BBSW3M+1.20%, FRN,
4.910%, 11/25/27(*),
MTN ............... AUD 17,000 11,089,579
BBSW3M+0.90%, FRN,
4.564%, 03/22/29(*) ... AUD 3,500 2,267,825
Ω
# 4.951% 01/10/34 ..... 750 760,688
Norfina, Ltd.
BBSW3M+0.98%, FRN,
4.674%, 03/19/29(*) ... AUD 9,500 6,146,350
Northern Star Resources, Ltd.
Ω 6.125% 04/11/33 ..... 2,080 2,155,932
Rio Tinto Alcan, Inc.
6.125% 12/15/33 ..... 1,100 1,188,457
Rio Tinto Finance USA PLC
5.000% 03/14/32 ..... 15,000 15,234,019
Westpac Banking Corp.
SOFR+1.00%, FRN,
5.347%, 08/26/25(*) ... 50 50,030
3.735% 08/26/25 ..... 2,000 1,998,739
SOFR+0.72%, FRN,
5.064%, 11/17/25(*) ... 200 200,304
SOFR+0.42%, FRN,
4.782%, 04/16/26(*) ... 22,740 22,761,280
SOFR+0.52%, FRN,
4.871%, 06/03/26(*) ... 500 500,830
BBSW3M+0.93%, FRN,
4.624%, 09/19/28(*) ... AUD 5,700 3,693,939
SOFR+0.81%, FRN,
5.164%, 04/16/29(*) ... 1,924 1,940,975
Woodside Finance, Ltd.
5.100% 09/12/34 ..... 2,400 2,328,523
TOTAL AUSTRALIA ........ 213,990,220
BELGIUM — (0.0%)
Anheuser-Busch InBev SA/NV
4.000% 09/24/25, MTN GBP 1,000 1,322,234
Anheuser-Busch InBev
Worldwide, Inc.
5.450% 01/23/39 ..... 638 646,054
4.350% 06/01/40 ..... 1 887
4.950% 01/15/42 ..... 1,706 1,598,902
TOTAL BELGIUM ......... 3,568,077
CANADA — (2.6%)
American National Group, Inc.
Ω 6.144% 06/13/32 ..... 6,635 6,795,093
Bank of Montreal
SOFRINDX+0.95%, FRN,
5.309%, 09/25/25(*) ... 750 750,908
Face
Amount^
Value
(000)
CANADA — (Continued)
SOFRINDX+0.76%, FRN,
5.111%, 06/04/27(*) ... 14,355 $ 14,434,096
5.511% 06/04/31 ..... 2,300 2,393,493
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.896%, 03/02/26(*) ... 1,565 1,566,550
SOFR+0.61%, FRN,
4.964%, 09/15/26(*) ... 500 500,720
SOFRINDX+0.78%, FRN,
5.134%, 06/04/27(*) ... 13,711 13,769,141
5.250% 06/12/28 ..... 101 103,637
SOFRINDX+1.08%, FRN,
5.434%, 08/01/29(*) ... 1,805 1,813,495
4.850% 02/01/30 ..... 2,430 2,464,751
2.150% 08/01/31 ..... 400 348,530
2.450% 02/02/32 ..... 530 460,604
5.650% 02/01/34 ..... 2,700 2,829,439
Barrick North America Finance
LLC
5.700% 05/30/41 ..... 4,468 4,459,429
Brookfield Finance, Inc.
4.850% 03/29/29 ..... 133 134,190
2.724% 04/15/31 ..... 205 184,762
6.350% 01/05/34 ..... 5,135 5,528,703
5.675% 01/15/35 ..... 9,715 9,975,440
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
5.577%, 10/02/26(*) ... 600 605,518
SOFR+0.94%, FRN,
5.300%, 06/28/27(*) ... 1,665 1,677,583
5.001% 04/28/28 ..... 177 179,972
5.986% 10/03/28 ..... 260 271,748
3.600% 04/07/32 ..... 2,569 2,387,844
6.092% 10/03/33 ..... 14,962 16,047,826
Canadian Natural Resources,
Ltd.
2.950% 07/15/30 ..... 375 344,264
7.200% 01/15/32 ..... 466 511,445
6.450% 06/30/33 ..... 5,187 5,507,009
5.850% 02/01/35 ..... 643 653,558
6.500% 02/15/37 ..... 1,899 2,002,934
6.250% 03/15/38 ..... 8,949 9,242,152
Cenovus Energy, Inc.
6.750% 11/15/39 ..... 6,610 7,064,631
Columbia Pipelines Holding Co.
LLC
Ω 5.681% 01/15/34 ..... 555 562,887
Emera US Finance, LP
2.639% 06/15/31 ..... 734 643,071
Enbridge Energy Partners, LP
7.500% 04/15/38 ..... 1,331 1,551,393
5.500% 09/15/40 ..... 2,558 2,475,044
Enbridge, Inc.
5.700% 03/08/33 ..... 170 176,096

3
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
Fairfax Financial Holdings, Ltd.
4.850% 04/17/28 ..... 3,303 $ 3,321,671
4.625% 04/29/30 ..... 1,100 1,090,938
3.375% 03/03/31 ..... 2,220 2,051,580
5.625% 08/16/32 ..... 971 992,814
6.000% 12/07/33 ..... 5,650 5,879,968
Federation des Caisses
Desjardins du Quebec
Ω 5.250% 04/26/29 ..... 300 307,711
Kinross Gold Corp.
6.250% 07/15/33 ..... 4,822 5,150,614
Liberty Utilities Co.
Ω 5.869% 01/31/34 ..... 50 50,689
Magna International, Inc.
# 5.500% 03/21/33 ..... 8,723 8,899,562
National Bank of Canada
4.500% 10/10/29 ..... 2,025 2,016,814
Nutrien, Ltd.
5.400% 06/21/34 ..... 400 404,879
Rogers Communications, Inc.
3.625% 12/15/25 ..... 139 138,516
7.500% 08/15/38 ..... 2,969 3,406,192
Royal Bank of Canada
SOFRINDX+0.57%, FRN,
4.925%, 04/27/26(*) ... 986 987,779
SOFRINDX+1.08%, FRN,
5.433%, 07/20/26(*) ... 6,000 6,044,705
SOFRINDX+0.95%, FRN,
5.303%, 01/19/27(*) ... 4,296 4,326,262
SOFRINDX+0.71%, FRN,
5.063%, 01/21/27(*) ... 10,629 10,659,906
# 5.150% 02/01/34 ..... 1,600 1,637,200
Spectra Energy Partners, LP
5.950% 09/25/43 ..... 357 352,166
Suncor Energy, Inc.
7.150% 02/01/32 ..... 7,137 7,905,471
5.950% 12/01/34 ..... 400 412,884
6.800% 05/15/38 ..... 7,289 7,832,526
6.850% 06/01/39 ..... 1,333 1,440,386
Toronto-Dominion Bank (The)
0.750% 01/06/26, MTN 51 50,153
SOFR+1.08%, FRN,
5.434%, 07/17/26(*) ... 2,612 2,629,932
SOFR+0.73%, FRN,
5.085%, 04/05/27(*) ... 5,818 5,848,291
SOFR+0.82%, FRN,
5.175%, 01/31/28(*) ... 52 52,151
SOFR+1.03%, FRN,
5.390%, 12/17/29(*) ... 3,337 3,346,184
2.450% 01/12/32 ..... 3,010 2,630,348
5.298% 01/30/32 ..... 1,648 1,691,065
3.200% 03/10/32 ..... 3,374 3,070,456
4.456% 06/08/32 ..... 4,141 4,061,365
TransCanada PipeLines, Ltd.
4.625% 03/01/34 ..... 2,391 2,284,305
Face
Amount^
Value
(000)
CANADA — (Continued)
6.200% 10/15/37 ..... 839 $ 876,370
7.250% 08/15/38 ..... 527 592,336
7.625% 01/15/39 ..... 1,390 1,618,578
6.100% 06/01/40 ..... 344 350,481
Tucson Electric Power Co.
3.250% 05/15/32 ..... 750 681,685
5.200% 09/15/34 ..... 6,474 6,495,995
Videotron, Ltd.
Ω 5.700% 01/15/35 ..... 2,000 2,006,946
TOTAL CANADA .......... 234,015,830
FINLAND — (0.1%)
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
5.097%, 03/19/27(*) ... 4,690 4,713,376
Ω SOFR+1.02%, FRN,
5.372%, 09/10/29(*) ... 1,855 1,875,082
TOTAL FINLAND .......... 6,588,458
FRANCE — (0.2%)
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.753%, 07/13/26(*) ... 500 505,089
0.625% 11/19/27, MTN EUR 2,000 2,198,083
Ω SOFRINDX+1.07%, FRN,
5.414%, 02/16/28(*) ... 2,678 2,701,837
Ω SOFRINDX+1.23%, FRN,
5.584%, 01/22/30(*) ... 1,156 1,162,586
BNP Paribas SA
Ω 4.400% 08/14/28 ..... 865 861,447
BPCE SA
Ω SOFR+0.96%, FRN,
5.317%, 09/25/25(*) ... 1,520 1,521,746
Ω 5.100% 01/26/26 ..... 470 471,183
Ω 4.750% 07/19/27 ..... 422 424,440
3.250% 01/11/28, MTN 51 49,555
Ω 5.125% 01/18/28 ..... 2,030 2,059,676
Ω
# 2.700% 10/01/29 ..... 1,070 992,765
Credit Agricole SA
Ω SOFR+0.87%, FRN,
5.223%, 03/11/27(*) ... 3,535 3,544,693
1.375% 05/03/27, MTN EUR 100 112,651
Ω 5.514% 07/05/33 ..... 1,945 2,024,868
5.514% 07/05/33, MTN 400 416,425
5.365% 03/11/34 ..... 400 413,120
Societe Generale SA
Ω 3.000% 01/22/30 ..... 2,250 2,085,503
TotalEnergies Capital
International SA
2.986% 06/29/41 ..... 339 250,078
TOTAL FRANCE .......... 21,795,745
GERMANY — (1.3%)
Bayer US Finance II LLC
Ω 5.500% 08/15/25 ..... 250 250,048

4
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
Ω 4.375% 12/15/28 ..... 508 $ 501,847
Ω 4.200% 07/15/34 ..... 400 361,732
Ω 4.625% 06/25/38 ..... 20,902 18,508,829
Ω 4.650% 11/15/43 ..... 750 590,752
Ω 4.400% 07/15/44 ..... 3,030 2,364,738
Bayer US Finance LLC
Ω 6.375% 11/21/30 ..... 1,621 1,724,561
Ω 6.500% 11/21/33 ..... 19,614 20,950,644
BMW US Capital LLC
Ω SOFRINDX+0.62%, FRN,
4.960%, 08/11/25(*) ... 526 526,075
Ω SOFRINDX+0.55%, FRN,
4.907%, 04/02/26(*) ... 6,892 6,897,191
Ω SOFRINDX+0.80%, FRN,
5.142%, 08/13/26(*) ... 300 300,762
Ω 4.850% 08/13/31 ..... 1,309 1,316,010
Ω 3.700% 04/01/32 ..... 461 429,561
Ω 5.150% 08/11/33 ..... 400 405,050
Ω
# 5.150% 04/02/34 ..... 5,500 5,507,985
Ω
# 5.400% 03/21/35 ..... 1,145 1,162,838
Daimler Truck Finance North
America LLC
Ω 3.650% 04/07/27 ..... 48 47,281
Ω SOFR+0.96%, FRN,
5.317%, 09/25/27(*) ... 5,371 5,385,777
Ω 2.500% 12/14/31 ..... 400 347,557
Ω 5.500% 09/20/33 ..... 3,512 3,562,342
Deutsche Bank AG
5.371% 09/09/27 ..... 40 40,818
E.ON International Finance BV
Ω
# 6.650% 04/30/38 ..... 4,281 4,690,819
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375% 02/16/31 ..... 6,345 5,462,409
Ω 3.000% 12/01/31 ..... 457 398,141
Landeskreditbank Baden-
Wuerttemberg Foerderbank
4.250% 08/07/25, MTN AUD 1,205 775,842
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.57%, FRN,
4.910%, 08/01/25(*) ... 1,260 1,260,000
Ω 3.500% 08/03/25 ..... 478 477,968
Ω SOFR+0.67%, FRN,
5.026%, 01/09/26(*) ... 200 200,224
Ω SOFR+0.85%, FRN,
5.193%, 11/15/27(*) ... 500 500,435
Ω SOFR+0.93%, FRN,
5.290%, 03/31/28(*) ... 438 439,433
Ω
# 5.050% 08/03/33 ..... 11,924 11,935,020
Ω 5.000% 01/11/34 ..... 4,225 4,198,269
Ω 5.125% 08/01/34 ..... 804 800,648
RWE Finance US LLC
Ω 5.875% 04/16/34 ..... 5,000 5,170,358
Face
Amount^
Value
(000)
GERMANY — (Continued)
Siemens
Financieringsmaatschappij NV
Ω 2.150% 03/11/31 ..... 570 $ 505,272
2.875% 03/11/41 ..... 3,174 2,351,446
Ω 2.875% 03/11/41 ..... 4,729 3,503,463
T-Mobile USA, Inc.
5.050% 07/15/33 ..... 500 500,776
4.375% 04/15/40 ..... 125 110,434
3.000% 02/15/41 ..... 946 692,087
Volkswagen Financial Services
NV
4.250% 10/09/25, MTN GBP 300 396,474
Volkswagen Group of America
Finance LLC
Ω 5.650% 09/12/28 ..... 250 255,957
Ω 3.750% 05/13/30 ..... 340 322,120
Ω 5.900% 09/12/33 ..... 5,437 5,565,032
Ω 5.800% 03/27/35 ..... 300 300,876
TOTAL GERMANY ........ 121,995,901
IRELAND — (0.3%)
Accenture Capital, Inc.
4.250% 10/04/31 ..... 15,000 14,771,270
4.500% 10/04/34 ..... 100 96,771
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
4.450% 10/01/25 ..... 50 49,973
1.750% 01/30/26 ..... 57 56,228
4.450% 04/03/26 ..... 47 46,904
2.450% 10/29/26 ..... 51 49,649
4.625% 10/15/27 ..... 394 393,971
3.000% 10/29/28 ..... 2,386 2,270,715
3.300% 01/30/32 ..... 2,600 2,352,204
3.400% 10/29/33 ..... 1,960 1,721,296
3.850% 10/29/41 ..... 4,456 3,553,534
TOTAL IRELAND .......... 25,362,515
ITALY — (0.4%)
Enel Finance International NV
Ω 7.050% 10/14/25 ..... 161 161,626
Ω 3.500% 04/06/28 ..... 1,842 1,793,360
Ω 7.500% 10/14/32 ..... 6,519 7,441,578
Ω 5.500% 06/26/34 ..... 665 674,965
Ω 6.800% 09/15/37 ..... 1,946 2,151,965
Ω 6.000% 10/07/39 ..... 6,906 7,053,863
6.000% 10/07/39 ..... 625 638,382
Eni SpA
Ω 4.750% 09/12/28 ..... 461 463,934
Ω 4.250% 05/09/29 ..... 178 177,016
Ω 5.700% 10/01/40 ..... 5,554 5,263,964
Intesa Sanpaolo SpA
Ω 7.000% 11/21/25 ..... 1,463 1,472,040
Ω 3.875% 07/14/27 ..... 1,746 1,719,035
Ω 4.000% 09/23/29 ..... 2,707 2,631,992
Ω
# 6.625% 06/20/33 ..... 3,370 3,657,329

5
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
ITALY — (Continued)
Ω 7.200% 11/28/33 ..... 1,708 $ 1,921,279
TOTAL ITALY ............ 37,222,328
JAPAN — (2.0%)
7-Eleven, Inc.
0.950% 02/10/26 ..... 50 49,006
Ω 1.300% 02/10/28 ..... 212 196,412
1.300% 02/10/28 ..... 189 175,103
Ω 1.800% 02/10/31 ..... 3,953 3,361,297
Ω 2.500% 02/10/41 ..... 7,078 4,745,411
Aircastle, Ltd.
Ω 5.250% 08/11/25 ..... 1,881 1,881,000
Ω 5.950% 02/15/29 ..... 240 248,267
American Honda Finance Corp.
SOFR+0.60%, FRN,
4.943%, 08/14/25(*) ... 750 750,085
SOFRINDX+0.79%, FRN,
5.146%, 10/03/25(*) ... 797 797,869
SOFR+0.50%, FRN,
4.853%, 10/10/25(*) ... 1,000 1,000,358
SOFR+0.71%, FRN,
5.063%, 01/09/26(*) ... 1,250 1,252,221
SOFR+0.92%, FRN,
5.273%, 01/12/26(*) ... 570 571,511
SOFRINDX+0.72%, FRN,
5.075%, 10/05/26(*) ... 1,442 1,444,708
SOFR+0.71%, FRN,
5.063%, 07/09/27(*) ... 5,718 5,711,632
SOFR+0.72%, FRN,
5.074%, 10/22/27(*) ... 2,000 1,996,737
SOFR+0.82%, FRN,
5.171%, 03/03/28(*) ... 598 599,021
5.050% 07/10/31 ..... 750 761,559
4.850% 10/23/31 ..... 1,267 1,269,051
4.900% 01/10/34 ..... 8,242 8,141,867
5.200% 03/05/35 ..... 130 129,751
Aviation Capital Group LLC
Ω 5.125% 04/10/30 ..... 1,364 1,373,699
Japan Government Five Year
Bond
0.400% 09/20/28 ..... JPY 3,000,000 19,624,041
0.500% 06/20/29 ..... JPY 2,600,000 16,945,394
Japan Government Ten Year
Bond
0.100% 12/20/28 ..... JPY 3,000,000 19,381,042
JT International Financial
Services BV
Ω 6.875% 10/24/32 ..... 10,113 11,141,602
Mitsubishi UFJ Financial Group,
Inc.
3.850% 03/01/26 ..... 37 36,851
2.757% 09/13/26 ..... 266 261,116
3.195% 07/18/29 ..... 741 706,233
2.559% 02/25/30 ..... 244 223,596
2.048% 07/17/30 ..... 736 652,113
Face
Amount^
Value
(000)
JAPAN — (Continued)
3.751% 07/18/39 ..... 328 $ 281,455
Mizuho Financial Group, Inc.
Ω
# 3.477% 04/12/26 ..... 4,127 4,097,627
2.839% 09/13/26 ..... 51 50,089
3.663% 02/28/27 ..... 45 44,467
1.631% 04/08/27, MTN EUR 2,000 2,262,374
3.170% 09/11/27 ..... 39 38,040
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
5.610%, 07/02/27(*) ... 2,750 2,775,376
6.070% 07/12/28 ..... 200 207,989
2.172% 07/14/28 ..... 2,160 2,016,651
2.710% 01/22/29 ..... 251 235,177
5.605% 07/06/29 ..... 600 618,684
3.103% 01/16/30 ..... 2,045 1,903,716
2.679% 07/16/30 ..... 1,941 1,754,067
# 2.608% 07/14/31 ..... 1,311 1,154,202
2.999% 01/22/32 ..... 567 504,384
6.087% 07/12/33 ..... 200 212,630
NTT Finance Corp.
Ω
# 1.162% 04/03/26 ..... 51 49,826
ORIX Corp.
# 5.000% 09/13/27 ..... 142 143,253
4.000% 04/13/32 ..... 3,657 3,478,601
5.200% 09/13/32 ..... 3,046 3,088,284
# 5.400% 02/25/35 ..... 2,350 2,378,855
Protective Life Corp.
Ω 4.300% 09/30/28 ..... 372 369,229
Ω 3.400% 01/15/30 ..... 1,225 1,162,791
Sumitomo Mitsui Financial
Group, Inc.
0.948% 01/12/26 ..... 51 50,180
SOFR+1.43%, FRN,
5.783%, 01/13/26(*) ... 250 251,261
1.402% 09/17/26 ..... 51 49,285
2.174% 01/14/27 ..... 51 49,432
3.944% 07/19/28 ..... 128 126,659
1.902% 09/17/28 ..... 1,026 949,710
2.472% 01/14/29 ..... 935 876,036
SOFR+1.17%, FRN,
5.526%, 07/09/29(*) ... 5,717 5,773,027
3.040% 07/16/29 ..... 2,106 1,991,367
5.710% 01/13/30 ..... 200 209,000
2.750% 01/15/30 ..... 818 757,041
SOFR+1.05%, FRN,
5.403%, 04/15/30(*) ... 250 251,058
2.130% 07/08/30 ..... 1,458 1,296,536
5.424% 07/09/31 ..... 400 413,469
2.222% 09/17/31 ..... 719 624,593
5.454% 01/15/32 ..... 1,551 1,606,448
5.766% 01/13/33 ..... 2,776 2,916,389
5.776% 07/13/33 ..... 1,700 1,789,049
# 5.808% 09/14/33 ..... 3,221 3,416,886
5.558% 07/09/34 ..... 800 827,502

6
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
5.632% 01/15/35 ..... 4,650 $ 4,835,740
Sumitomo Mitsui Trust Bank, Ltd.
Ω 1.050% 09/12/25 ..... 1,021 1,016,714
Ω
# 4.800% 09/15/25 ..... 850 849,964
Ω SOFR+0.98%, FRN,
5.330%, 09/10/27(*) ... 1,000 1,010,120
Takeda Pharmaceutical Co., Ltd.
3.025% 07/09/40 ..... 305 226,771
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
5.005%, 01/05/26(*) ... 200 200,306
SOFR+0.45%, FRN,
4.793%, 05/15/26(*) ... 2,297 2,299,010
SOFR+0.77%, FRN,
5.110%, 08/07/26(*) ... 1,710 1,718,036
SOFR+0.65%, FRN,
5.007%, 03/19/27(*) ... 6,950 6,963,152
4.800% 01/05/34, MTN 400 399,281
5.350% 01/09/35 ..... 1,000 1,024,007
TOTAL JAPAN ............ 179,024,349
LUXEMBOURG — (0.3%)
ArcelorMittal SA
4.550% 03/11/26 ..... 24 23,959
# 4.250% 07/16/29 ..... 1,123 1,109,273
6.800% 11/29/32 ..... 24,094 26,415,505
TOTAL LUXEMBOURG ..... 27,548,737
NETHERLANDS — (0.2%)
BNG Bank NV
1.625% 08/26/25, MTN GBP 1,384 1,828,049
1.900% 11/26/25, MTN AUD 533 340,924
Cooperatieve Rabobank UA
SOFRINDX+0.62%, FRN,
4.969%, 08/28/26(*) ... 1,905 1,912,039
SOFRINDX+0.90%, FRN,
5.255%, 10/05/26(*) ... 1,973 1,988,367
SOFR+0.60%, FRN,
4.953%, 01/21/28(*) ... 2,051 2,055,513
BBSW3M+0.75%, FRN,
4.460%, 05/26/28(*),
MTN ............... AUD 8,000 5,153,622
BBSW3M+0.91%, FRN,
4.620%, 07/17/29(*) ... AUD 900 581,747
SOFRINDX+0.89%, FRN,
5.244%, 10/17/29(*) ... 4,510 4,530,540
5.250% 05/24/41 ..... 1,339 1,312,231
Heineken NV
Ω 4.000% 10/01/42 ..... 1,100 898,784
ING Groep NV
Ω 4.625% 01/06/26 ..... 101 101,000
4.550% 10/02/28 ..... 725 726,414
4.050% 04/09/29 ..... 252 248,210
Koninklijke KPN NV
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
8.375% 10/01/30 ..... 420 $ 486,934
TOTAL NETHERLANDS .... 22,164,374
NORWAY — (0.4%)
Aker BP ASA
Ω 3.750% 01/15/30 ..... 286 272,876
Ω 6.000% 06/13/33 ..... 6,856 7,051,684
Ω 5.125% 10/01/34 ..... 10,070 9,668,388
Equinor ASA
3.125% 04/06/30 ..... 570 540,379
2.375% 05/22/30 ..... 271 248,119
3.625% 04/06/40 ..... 5,558 4,638,590
5.100% 08/17/40 ..... 4,157 4,063,024
4.250% 11/23/41 ..... 496 438,287
3.950% 05/15/43 ..... 4,788 4,016,035
4.800% 11/08/43 ..... 2,424 2,241,234
Kommunalbanken A/S
Ω SOFRINDX+0.40%, FRN,
4.751%, 03/03/28(*) ... 5,000 5,003,149
TOTAL NORWAY ......... 38,181,765
SINGAPORE — (0.1%)
Temasek Financial I, Ltd.
2.375% 08/02/41, MTN 185 133,486
United Overseas Bank, Ltd.
BBSW3M+0.74%, FRN,
4.560%, 08/08/28(*) ... AUD 7,800 5,027,644
TOTAL SINGAPORE ....... 5,161,130
SPAIN — (0.4%)
Banco Bilbao Vizcaya Argentaria
SA
1.125% 09/18/25 ..... 1,000 995,383
Banco Santander SA
4.379% 04/12/28 ..... 200 199,207
3.306% 06/27/29 ..... 202 192,918
3.490% 05/28/30 ..... 1,000 947,521
5.439% 07/15/31 ..... 1,000 1,036,834
6.938% 11/07/33 ..... 7,600 8,562,174
Iberdrola International BV
6.750% 07/15/36 ..... 450 513,877
New York State Electric & Gas
Corp.
Ω 5.850% 08/15/33 ..... 528 553,747
Ω 5.300% 08/15/34 ..... 1,421 1,438,519
Santander Holdings USA, Inc.
3.244% 10/05/26 ..... 1,850 1,819,425
Telefonica Emisiones SA
7.045% 06/20/36 ..... 10,575 11,716,000
Telefonica Europe BV
8.250% 09/15/30 ..... 4,516 5,189,399
TOTAL SPAIN ............ 33,165,004
SUPRANATIONAL — (0.4%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.353%, 06/16/26(*) ... 53 53,345

7
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.30%, FRN,
4.655%, 06/20/28(*) ... 640 $ 639,313
European Bank for
Reconstruction & Development
SOFRINDX+0.33%, FRN,
4.673%, 02/20/28(*) ... 1,390 1,391,469
SOFRINDX+0.30%, FRN,
4.644%, 02/16/29(*) ... 3,110 3,106,897
European Investment Bank
SOFRINDX+0.32%, FRN,
4.660%, 08/14/29(*) ... 5,000 5,003,703
Inter-American Development
Bank
SOFRINDX+0.28%, FRN,
4.633%, 04/12/27(*) ... 840 840,310
SOFRINDX+0.35%, FRN,
4.709%, 10/04/27(*) ... 750 751,427
SOFRINDX+0.27%, FRN,
4.625%, 03/20/28(*) ... 1,650 1,648,984
SOFRINDX+0.35%, FRN,
4.709%, 10/05/28(*) ... 3,645 3,648,353
3.850% 01/24/29, MTN AUD 800 515,378
SOFRINDX+0.30%, FRN,
4.641%, 02/15/29(*) ... 658 656,598
SOFRINDX+0.37%, FRN,
4.727%, 08/01/29(*) ... 8,445 8,451,740
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
4.664%, 09/18/25(*) ... 50 49,996
SOFRINDX+0.31%, FRN,
4.666%, 09/23/26(*) ... 2,078 2,079,916
SOFRINDX+0.37%, FRN,
4.723%, 01/12/27(*) ... 2,811 2,815,752
SOFRINDX+0.28%, FRN,
4.625%, 02/23/27(*) ... 360 360,331
SOFRINDX+0.27%, FRN,
4.623%, 06/15/27(*) ... 657 657,142
SOFRINDX+0.43%, FRN,
4.773%, 08/19/27(*) ... 1,945 1,951,146
SOFRINDX+0.28%, FRN,
4.622%, 11/18/27(*) ... 99 99,067
SOFRINDX+0.30%, FRN,
4.641%, 05/15/28(*) ... 1,740 1,740,215
SOFRINDX+0.29%, FRN,
4.634%, 11/22/28(*) ... 1,689 1,686,399
SOFRINDX+0.30%, FRN,
4.653%, 01/24/29(*) ... 660 658,333
International Finance Corp.
SOFRINDX+0.28%, FRN,
4.633%, 03/16/26(*) ... 376 376,169
SOFRINDX+0.31%, FRN,
4.660%, 08/28/28(*),
MTN ............... 1,808 1,808,263
TOTAL SUPRANATIONAL .. 40,990,246
Face
Amount^
Value
(000)
SWEDEN — (0.1%)
Skandinaviska Enskilda Banken
AB
4.000% 11/09/26 ..... EUR 500 $ 584,739
Ω SOFR+0.89%, FRN,
5.240%, 03/05/27(*) ... 2,387 2,402,893
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
5.604%, 06/15/26(*) ... 2,000 2,015,912
Ω SOFR+0.66%, FRN,
5.009%, 05/28/27(*) ... 4,476 4,490,059
Ω 5.500% 06/15/28 ..... 50 51,440
TOTAL SWEDEN .......... 9,545,043
SWITZERLAND — (0.1%)
UBS AG
SOFR+0.93%, FRN,
5.283%, 09/11/25(*) ... 2,000 2,001,860
1.250% 06/01/26 ..... 916 891,586
UBS Group AG
Ω 4.125% 09/24/25 ..... 387 386,629
Ω 4.125% 04/15/26 ..... 2,934 2,927,575
TOTAL SWITZERLAND ..... 6,207,650
UNITED KINGDOM — (1.3%)
Ashtead Capital, Inc.
Ω 1.500% 08/12/26 ..... 55 53,225
Ω 2.450% 08/12/31 ..... 590 510,338
Ω 5.500% 08/11/32 ..... 5,973 6,050,853
Ω 5.550% 05/30/33 ..... 1,315 1,329,079
Ω 5.950% 10/15/33 ..... 3,200 3,320,605
Ω 5.800% 04/15/34 ..... 4,775 4,902,918
AstraZeneca PLC
6.450% 09/15/37 ..... 288 321,579
Barclays PLC
4.375% 01/12/26 ..... 221 220,833
BAT Capital Corp.
2.259% 03/25/28 ..... 1,649 1,557,332
3.462% 09/06/29 ..... 2,189 2,098,860
4.906% 04/02/30 ..... 1,549 1,565,154
6.343% 08/02/30 ..... 1,167 1,251,078
2.726% 03/25/31 ..... 1,560 1,401,129
4.742% 03/16/32 ..... 2,101 2,080,367
7.750% 10/19/32 ..... 4,539 5,230,999
6.421% 08/02/33 ..... 3,572 3,872,866
4.390% 08/15/37 ..... 15,815 14,123,670
3.734% 09/25/40 ..... 223 175,363
7.079% 08/02/43 ..... 1,335 1,469,103
BAT International Finance PLC
4.448% 03/16/28 ..... 515 513,330
British Telecommunications PLC
5.125% 12/04/28 ..... 452 459,758
Ω 3.250% 11/08/29 ..... 376 356,611
CK Hutchison International 23,
Ltd.
Ω
# 4.875% 04/21/33 ..... 15,235 15,176,591
Diageo Capital PLC

8
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
5.500% 01/24/33 ..... 49 $ 51,087
3.875% 04/29/43 ..... 110 88,910
HSBC Holdings PLC
6.100% 01/14/42 ..... 917 973,000
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.311%, 03/04/27(*) ... 10,177 10,248,253
Imperial Brands Finance PLC
Ω 5.875% 07/01/34 ..... 6,875 7,024,259
Lloyds Banking Group PLC
# 4.375% 03/22/28 ..... 2,433 2,423,455
LSEGA Financing PLC
Ω 3.200% 04/06/41 ..... 9,452 7,195,279
NatWest Group PLC
4.800% 04/05/26 ..... 39 39,055
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
5.244%, 05/17/27(*) ... 4,650 4,678,105
Ω SOFR+0.95%, FRN,
5.307%, 03/21/28(*) ... 570 573,260
Ω SOFR+1.14%, FRN,
5.484%, 05/17/29(*) ... 8,466 8,530,437
Reynolds American, Inc.
7.250% 06/15/37 ..... 3,820 4,281,906
7.000% 08/04/41 ..... 1,972 2,102,681
6.150% 09/15/43 ..... 766 771,836
Smith & Nephew PLC
2.032% 10/14/30 ..... 675 590,539
Vodafone Group PLC
6.150% 02/27/37 ..... 834 890,360
TOTAL UNITED KINGDOM .. 118,504,063
UNITED STATES — (28.1%)
3M Co.
3.050% 04/15/30 ..... 4,176 3,923,150
5.700% 03/15/37, MTN 301 314,660
Abbott Laboratories
4.750% 11/30/36 ..... 7,052 6,944,089
6.150% 11/30/37 ..... 1,196 1,319,191
4.750% 04/15/43 ..... 1,951 1,822,157
AbbVie, Inc.
4.300% 05/14/36 ..... 560 525,576
4.050% 11/21/39 ..... 136 118,637
4.400% 11/06/42 ..... 723 633,070
Acuity Brands Lighting, Inc.
2.150% 12/15/30 ..... 236 207,586
AES Corp. (The)
1.375% 01/15/26 ..... 538 529,500
Ω
# 3.950% 07/15/30 ..... 406 386,493
# 2.450% 01/15/31 ..... 2,341 2,069,365
5.800% 03/15/32 ..... 1,380 1,400,804
Aetna, Inc.
6.625% 06/15/36 ..... 1,281 1,377,925
6.750% 12/15/37 ..... 2,008 2,166,249
4.500% 05/15/42 ..... 1,180 972,295
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Affiliated Managers Group, Inc.
3.300% 06/15/30 ..... 1,359 $ 1,270,369
5.500% 08/20/34 ..... 2,248 2,265,162
Aflac, Inc.
6.450% 08/15/40 ..... 439 476,775
AGCO Corp.
5.800% 03/21/34 ..... 4,660 4,749,351
Air Products and Chemicals, Inc.
4.850% 02/08/34 ..... 450 448,727
Alabama Power Co.
5.850% 11/15/33 ..... 4,750 5,036,340
5.500% 03/15/41 ..... 3,500 3,433,203
5.200% 06/01/41 ..... 316 298,421
3.750% 03/01/45 ..... 200 154,722
Allegion PLC
3.500% 10/01/29 ..... 168 160,598
Allegion US Holding Co., Inc.
5.411% 07/01/32 ..... 875 898,672
Allstate Corp. (The)
5.250% 03/30/33 ..... 3,225 3,294,453
5.350% 06/01/33 ..... 800 821,689
4.500% 06/15/43 ..... 9,686 8,372,345
Ally Financial, Inc.
8.000% 11/01/31 ..... 7,591 8,552,146
8.000% 11/01/31 ..... 9,513 10,747,092
Altria Group, Inc.
4.800% 02/14/29 ..... 821 827,218
3.400% 05/06/30 ..... 2,171 2,054,084
2.450% 02/04/32 ..... 2,211 1,903,984
6.875% 11/01/33 ..... 1,250 1,390,426
5.800% 02/14/39 ..... 3,581 3,619,076
3.400% 02/04/41 ..... 14,592 10,835,962
4.250% 08/09/42 ..... 7,035 5,698,949
4.500% 05/02/43 ..... 6,404 5,315,138
Amazon.com, Inc.
3.875% 08/22/37 ..... 3,704 3,331,211
2.875% 05/12/41 ..... 5,850 4,354,291
Amcor Finance USA, Inc.
3.625% 04/28/26 ..... 82 81,285
Amcor Flexibles North America,
Inc.
2.630% 06/19/30 ..... 894 811,221
Amdocs, Ltd.
2.538% 06/15/30 ..... 504 454,665
American Electric Power Co.,
Inc.
2.300% 03/01/30 ..... 320 288,519
American Express Co.
SOFR+0.76%, FRN,
5.102%, 02/13/26(*) ... 200 200,377
American Tower Corp.
3.800% 08/15/29 ..... 521 505,893
2.900% 01/15/30 ..... 364 338,036
2.100% 06/15/30 ..... 478 424,210

9
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
1.875% 10/15/30 ..... 396 $ 343,741
2.700% 04/15/31 ..... 2,189 1,958,747
2.300% 09/15/31 ..... 202 175,215
4.050% 03/15/32 ..... 859 822,877
American Water Capital Corp.
4.450% 06/01/32 ..... 576 565,953
5.150% 03/01/34 ..... 5,000 5,068,273
6.593% 10/15/37 ..... 523 581,933
Americold Realty Operating
Partnership, LP
5.600% 05/15/32 ..... 6,000 6,005,285
5.409% 09/12/34 ..... 1,145 1,113,427
Ameriprise Financial, Inc.
5.150% 05/15/33 ..... 2,400 2,449,584
5.200% 04/15/35 ..... 1,101 1,103,461
Amgen, Inc.
6.375% 06/01/37 ..... 246 268,418
3.150% 02/21/40 ..... 1,415 1,084,438
5.150% 11/15/41 ..... 568 530,458
Amphenol Corp.
5.000% 01/15/35 ..... 200 200,917
Analog Devices, Inc.
2.800% 10/01/41 ..... 2,966 2,144,827
Aon Corp.
2.800% 05/15/30 ..... 107 99,217
6.250% 09/30/40 ..... 2,268 2,407,387
Appalachian Power Co.
5.650% 04/01/34 ..... 400 411,610
6.375% 04/01/36 ..... 777 818,029
7.000% 04/01/38 ..... 951 1,057,455
Apple, Inc.
1.650% 02/08/31 ..... 4,092 3,562,130
2.375% 02/08/41 ..... 250 174,275
Archer-Daniels-Midland Co.
4.535% 03/26/42 ..... 200 177,200
Ares Capital Corp.
5.875% 03/01/29 ..... 200 204,251
5.950% 07/15/29 ..... 892 913,698
3.200% 11/15/31 ..... 3,480 3,043,059
5.800% 03/08/32 ..... 13,194 13,171,575
Arizona Public Service Co.
2.600% 08/15/29 ..... 856 796,173
2.200% 12/15/31 ..... 1,064 909,116
6.350% 12/15/32 ..... 204 219,097
4.500% 04/01/42 ..... 440 374,288
Arrow Electronics, Inc.
3.875% 01/12/28 ..... 449 439,991
2.950% 02/15/32 ..... 86 75,417
5.875% 04/10/34 ..... 7,035 7,234,273
Assurant, Inc.
2.650% 01/15/32 ..... 5,060 4,353,515
Assured Guaranty US Holdings,
Inc.
3.150% 06/15/31 ..... 800 737,565
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
AT&T, Inc.
5.400% 02/15/34 ..... 400 $ 408,772
4.500% 05/15/35 ..... 2,400 2,277,234
4.900% 08/15/37 ..... 315 300,453
6.300% 01/15/38 ..... 50 53,393
4.850% 03/01/39 ..... 1,372 1,288,182
5.350% 09/01/40 ..... 400 386,597
3.500% 06/01/41 ..... 13,130 10,268,052
Athene Holding, Ltd.
6.650% 02/01/33 ..... 2,317 2,493,449
# 5.875% 01/15/34 ..... 10,203 10,520,289
Atmos Energy Corp.
5.900% 11/15/33 ..... 870 930,440
Autodesk, Inc.
2.400% 12/15/31 ..... 5,000 4,364,925
AutoNation, Inc.
2.400% 08/01/31 ..... 1,679 1,441,437
3.850% 03/01/32 ..... 2,414 2,219,811
5.890% 03/15/35 ..... 1,279 1,295,699
AvalonBay Communities, Inc.
2.950% 05/11/26 ..... 50 49,410
5.000% 02/15/33 ..... 408 411,305
5.300% 12/07/33 ..... 400 409,970
Avnet, Inc.
4.625% 04/15/26 ..... 1,607 1,603,927
3.000% 05/15/31 ..... 9,475 8,475,967
5.500% 06/01/32 ..... 18,912 19,041,515
Baker Hughes Holdings LLC
5.125% 09/15/40 ..... 2,953 2,809,929
Baker Hughes Holdings LLC/
Baker Hughes Co-Obligor, Inc.
3.138% 11/07/29 ..... 230 219,676
Bank of America Corp.
5.875% 02/07/42 ..... 5,027 5,243,369
Bank of America NA
SOFR+1.02%, FRN,
5.364%, 08/18/26(*) ... 3,788 3,817,163
Bank of New York Mellon Corp.
(The)
2.050% 01/26/27 ..... 520 503,796
Berkshire Hathaway Energy Co.
6.125% 04/01/36 ..... 20,517 21,918,237
5.950% 05/15/37 ..... 2,570 2,718,124
Berkshire Hathaway Finance
Corp.
2.875% 03/15/32 ..... 4,620 4,237,601
4.400% 05/15/42 ..... 47 42,729
4.300% 05/15/43 ..... 7,668 6,693,184
Best Buy Co., Inc.
4.450% 10/01/28 ..... 2,477 2,472,972
Biogen, Inc.
2.250% 05/01/30 ..... 388 348,086
Black Hills Corp.
2.500% 06/15/30 ..... 1,036 933,109

10
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.150% 05/15/34 ..... 3,838 $ 4,045,382
6.000% 01/15/35 ..... 252 261,984
BlackRock Funding, Inc.
5.000% 03/14/34 ..... 139 141,262
4.900% 01/08/35 ..... 10,000 10,050,299
Blackrock, Inc.
2.100% 02/25/32 ..... 5,050 4,356,434
4.750% 05/25/33 ..... 11,005 11,035,438
Block Financial LLC
# 2.500% 07/15/28 ..... 115 108,196
Blue Owl Finance LLC
4.375% 02/15/32 ..... 1,940 1,809,572
6.250% 04/18/34 ..... 17,620 18,150,657
Boardwalk Pipelines, LP
4.800% 05/03/29 ..... 502 505,694
3.400% 02/15/31 ..... 420 387,984
3.600% 09/01/32 ..... 1,580 1,431,881
Boeing Co. (The)
3.200% 03/01/29 ..... 189 180,031
2.950% 02/01/30 ..... 2,027 1,882,410
6.125% 02/15/33 ..... 395 417,290
3.600% 05/01/34 ..... 444 392,149
3.550% 03/01/38 ..... 2,150 1,737,093
6.875% 03/15/39 ..... 1,881 2,057,999
5.875% 02/15/40 ..... 230 231,338
Booz Allen Hamilton, Inc.
5.950% 08/04/33 ..... 1,170 1,210,201
BorgWarner, Inc.
# 5.400% 08/15/34 ..... 400 404,463
Boston Properties, LP
2.900% 03/15/30 ..... 795 729,936
# 3.250% 01/30/31 ..... 1,751 1,605,764
2.550% 04/01/32 ..... 587 497,004
2.450% 10/01/33 ..... 598 479,630
# 6.500% 01/15/34 ..... 6,755 7,230,213
# 5.750% 01/15/35 ..... 19,861 19,978,034
Boston Scientific Corp.
7.375% 01/15/40 ..... 1,704 2,031,679
BP Capital Markets America, Inc.
2.721% 01/12/32 ..... 1,250 1,113,239
4.812% 02/13/33 ..... 8,262 8,235,712
4.893% 09/11/33 ..... 6,050 6,039,029
4.989% 04/10/34 ..... 400 401,871
5.227% 11/17/34 ..... 5,947 6,017,541
3.060% 06/17/41 ..... 4,730 3,486,767
Brighthouse Financial, Inc.
# 5.625% 05/15/30 ..... 10,935 10,955,629
Bristol-Myers Squibb Co.
5.900% 11/15/33 ..... 800 855,119
4.125% 06/15/39 ..... 2,766 2,440,810
2.350% 11/13/40 ..... 400 271,573
3.550% 03/15/42 ..... 777 610,313
4.625% 05/15/44 ..... 1,090 960,577
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Brixmor Operating Partnership,
LP
4.125% 06/15/26 ..... 58 $ 57,782
3.900% 03/15/27 ..... 134 132,627
2.250% 04/01/28 ..... 1,038 979,047
# 4.125% 05/15/29 ..... 3,547 3,483,884
# 4.050% 07/01/30 ..... 2,230 2,160,280
2.500% 08/16/31 ..... 942 822,865
Broadcom, Inc.
4.150% 11/15/30 ..... 822 805,007
Ω 2.450% 02/15/31 ..... 260 231,941
Ω 4.150% 04/15/32 ..... 1,961 1,884,834
4.300% 11/15/32 ..... 489 472,654
Ω 2.600% 02/15/33 ..... 415 354,992
Ω 3.419% 04/15/33 ..... 1,335 1,207,663
Ω 3.469% 04/15/34 ..... 3,278 2,913,425
3.469% 04/15/34 ..... 110 97,766
Ω 3.187% 11/15/36 ..... 2,058 1,698,342
Ω 4.926% 05/15/37 ..... 462 446,462
Ω 3.500% 02/15/41 ..... 1,925 1,523,332
Broadstone Net Lease LLC
2.600% 09/15/31 ..... 2,092 1,785,848
Brown & Brown, Inc.
2.375% 03/15/31 ..... 1,340 1,176,128
5.650% 06/11/34 ..... 400 407,249
Brunswick Corp.
4.400% 09/15/32 ..... 2,458 2,295,541
Bunge, Ltd. Finance Corp.
2.750% 05/14/31 ..... 200 180,419
Burlington Northern Santa Fe
LLC
6.150% 05/01/37 ..... 2,255 2,448,043
5.750% 05/01/40 ..... 9,260 9,600,508
5.050% 03/01/41 ..... 400 380,181
5.400% 06/01/41 ..... 675 666,230
4.950% 09/15/41 ..... 110 102,926
4.400% 03/15/42 ..... 424 370,727
4.450% 03/15/43 ..... 700 612,069
Burlington Resources LLC
7.200% 08/15/31 ..... 400 452,276
5.950% 10/15/36 ..... 130 137,408
CA, Inc.
4.700% 03/15/27 ..... 786 782,603
Camden Property Trust
4.900% 01/15/34 ..... 4,400 4,375,536
Capital One Financial Corp.
6.700% 11/29/32 ..... 2,917 3,188,202
Capital One NA
3.450% 07/27/26 ..... 55 54,430
2.700% 02/06/30 ..... 2,907 2,685,428
Cargill, Inc.
Ω 4.000% 06/22/32 ..... 400 382,102
Ω 5.125% 10/11/32 ..... 972 995,158
Carrier Global Corp.

11
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.377% 04/05/40 ..... 1,420 $ 1,120,589
Caterpillar Financial Services
Corp.
SOFR+0.46%, FRN,
4.808%, 02/27/26(*) ... 850 850,941
SOFR+0.38%, FRN,
4.735%, 01/07/27(*) ... 150 150,090
SOFR+0.52%, FRN,
4.863%, 05/14/27(*) ... 3,760 3,765,895
Cboe Global Markets, Inc.
3.000% 03/16/32 ..... 2,136 1,923,850
CBRE Services, Inc.
5.950% 08/15/34 ..... 1,862 1,961,920
CenterPoint Energy Resources
Corp.
4.400% 07/01/32 ..... 624 607,818
5.400% 07/01/34 ..... 498 505,472
6.625% 11/01/37 ..... 150 164,780
5.850% 01/15/41 ..... 150 150,065
CF Industries, Inc.
4.950% 06/01/43 ..... 3,583 3,179,360
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.862%, 05/13/26(*) ... 1,336 1,336,610
SOFRINDX+1.05%, FRN,
5.401%, 03/03/27(*) ... 4,043 4,078,837
# 2.300% 05/13/31 ..... 763 676,025
2.900% 03/03/32 ..... 1,270 1,140,910
Chevron Corp.
2.978% 05/11/40 ..... 2,339 1,773,808
Chevron USA, Inc.
1.018% 08/12/27 ..... 1,981 1,863,777
6.000% 03/01/41 ..... 100 106,251
5.250% 11/15/43 ..... 5,004 4,881,640
Choice Hotels International, Inc.
3.700% 12/01/29 ..... 1,676 1,585,687
Chubb Corp. (The)
6.500% 05/15/38 ..... 100 111,520
Chubb INA Holdings LLC
5.000% 03/15/34 ..... 18,556 18,754,681
Cigna Group (The)
4.500% 02/25/26 ..... 28 27,976
2.375% 03/15/31 ..... 3,300 2,923,676
5.125% 05/15/31 ..... 300 306,601
5.400% 03/15/33 ..... 5,345 5,494,174
5.250% 02/15/34 ..... 173 174,748
4.800% 08/15/38 ..... 9,570 8,881,087
3.200% 03/15/40 ..... 4,906 3,712,546
6.125% 11/15/41 ..... 9,280 9,598,573
Cincinnati Financial Corp.
6.920% 05/15/28 ..... 537 573,511
6.125% 11/01/34 ..... 6,058 6,390,005
Cisco Systems, Inc.
5.900% 02/15/39 ..... 5,234 5,597,198
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.500% 01/15/40 ..... 2,519 $ 2,579,496
Citibank NA
SOFR+0.81%, FRN,
5.165%, 09/29/25(*) ... 2,368 2,369,212
SOFRINDX+0.59%, FRN,
4.945%, 04/30/26(*) ... 1,460 1,463,117
SOFR+0.71%, FRN,
5.062%, 08/06/26(*) ... 2,905 2,916,969
SOFRINDX+1.06%, FRN,
5.411%, 12/04/26(*) ... 4,656 4,692,804
Citigroup, Inc.
3.700% 01/12/26 ..... 60 59,771
6.875% 03/05/38 ..... 1,200 1,349,413
8.125% 07/15/39 ..... 13,623 17,035,934
5.875% 01/30/42 ..... 4,833 4,996,822
Citizens Financial Group, Inc.
2.500% 02/06/30 ..... 300 271,859
CME Group, Inc.
5.300% 09/15/43 ..... 3,539 3,519,405
CMS Energy Corp.
4.700% 03/31/43 ..... 494 421,865
CNA Financial Corp.
3.900% 05/01/29 ..... 779 760,542
2.050% 08/15/30 ..... 1,445 1,269,000
5.500% 06/15/33 ..... 5,380 5,497,716
5.125% 02/15/34 ..... 5,055 5,015,675
CNO Financial Group, Inc.
5.250% 05/30/29 ..... 6,525 6,581,204
6.450% 06/15/34 ..... 5,723 5,962,345
Comcast Corp.
5.500% 11/15/32 ..... 800 834,767
4.250% 01/15/33 ..... 1,167 1,122,899
7.050% 03/15/33 ..... 3,098 3,521,491
4.800% 05/15/33 ..... 450 446,803
5.300% 06/01/34 ..... 800 816,398
4.200% 08/15/34 ..... 1,207 1,134,269
# 5.650% 06/15/35 ..... 110 114,400
3.200% 07/15/36 ..... 6,213 5,179,721
6.450% 03/15/37 ..... 500 545,266
3.900% 03/01/38 ..... 4,880 4,201,829
6.400% 05/15/38 ..... 756 805,991
4.600% 10/15/38 ..... 2,953 2,716,538
6.550% 07/01/39 ..... 1,605 1,759,344
3.250% 11/01/39 ..... 11,578 9,014,750
6.400% 03/01/40 ..... 800 850,720
3.750% 04/01/40 ..... 7,127 5,861,895
4.650% 07/15/42 ..... 400 351,893
Conagra Brands, Inc.
4.600% 11/01/25 ..... 272 271,679
8.250% 09/15/30 ..... 1,195 1,374,215
5.300% 11/01/38 ..... 6,584 6,198,612
ConocoPhillips Co.
4.850% 01/15/32 ..... 450 453,027
5.050% 09/15/33 ..... 1,075 1,091,582

12
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.900% 05/15/38 ..... 1,700 $ 1,771,188
6.500% 02/01/39 ..... 2,025 2,235,722
3.758% 03/15/42 ..... 1,853 1,476,910
Consolidated Edison Co. of New
York, Inc.
5.200% 03/01/33 ..... 400 411,466
5.500% 03/15/34 ..... 400 415,413
5.375% 05/15/34 ..... 400 410,694
6.200% 06/15/36 ..... 1,944 2,083,546
6.750% 04/01/38 ..... 374 422,352
5.500% 12/01/39 ..... 3,510 3,516,533
5.700% 06/15/40 ..... 681 692,141
4.200% 03/15/42 ..... 1,269 1,074,002
4.450% 03/15/44 ..... 2,970 2,562,173
Constellation Energy Generation
LLC
6.250% 10/01/39 ..... 779 828,175
5.750% 10/01/41 ..... 766 767,279
5.600% 06/15/42 ..... 1,644 1,613,313
Continental Resources, Inc.
4.900% 06/01/44 ..... 5,205 4,083,684
COPT Defense Properties, LP
# 2.750% 04/15/31 ..... 250 221,505
2.900% 12/01/33 ..... 100 82,801
Corebridge Financial, Inc.
4.350% 04/05/42 ..... 320 267,834
Cox Communications, Inc.
Ω 1.800% 10/01/30 ..... 356 304,480
Ω 5.700% 06/15/33 ..... 1,056 1,063,050
Ω 5.450% 09/01/34 ..... 5,350 5,238,028
Ω 4.800% 02/01/35 ..... 2,773 2,569,014
Ω 8.375% 03/01/39 ..... 1,787 2,115,276
Ω 4.700% 12/15/42 ..... 2 1,610
Ω 4.500% 06/30/43 ..... 5,753 4,511,074
Crown Castle, Inc.
2.250% 01/15/31 ..... 221 193,150
2.900% 04/01/41 ..... 1,080 771,945
CSL Finance PLC
Ω 4.250% 04/27/32 ..... 866 842,914
Ω 4.625% 04/27/42 ..... 1,589 1,412,690
CSX Corp.
5.200% 11/15/33 ..... 1,391 1,431,437
6.220% 04/30/40 ..... 1,500 1,615,173
5.500% 04/15/41 ..... 2,000 1,984,097
4.750% 05/30/42 ..... 2,508 2,281,242
Cummins, Inc.
5.300% 05/09/35 ..... 2,550 2,581,749
CVS Health Corp.
4.875% 07/20/35 ..... 1,036 989,075
4.780% 03/25/38 ..... 9,154 8,364,782
6.125% 09/15/39 ..... 831 845,497
4.125% 04/01/40 ..... 1,679 1,396,443
5.300% 12/05/43 ..... 4,174 3,780,494
6.000% 06/01/44 ..... 11,689 11,512,858
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Darden Restaurants, Inc.
6.300% 10/10/33 ..... 585 $ 623,563
DCP Midstream Operating, LP
8.125% 08/16/30 ..... 100 115,146
Ω 6.450% 11/03/36 ..... 3,654 3,764,853
Ω 6.750% 09/15/37 ..... 2,516 2,650,366
5.600% 04/01/44 ..... 3,420 3,167,508
Dell International LLC/EMC Corp.
5.750% 02/01/33 ..... 400 419,790
5.500% 04/01/35 ..... 1,000 1,010,961
3.375% 12/15/41 ..... 1,921 1,440,543
Dell, Inc.
6.500% 04/15/38 ..... 2,244 2,396,924
5.400% 09/10/40 ..... 200 191,673
DENTSPLY SIRONA, Inc.
3.250% 06/01/30 ..... 1,255 1,140,320
Devon Energy Corp.
7.875% 09/30/31 ..... 914 1,046,649
7.950% 04/15/32 ..... 1,500 1,726,808
5.200% 09/15/34 ..... 3,435 3,336,770
5.600% 07/15/41 ..... 12,112 11,257,353
4.750% 05/15/42 ..... 18,378 15,436,261
Dick's Sporting Goods, Inc.
3.150% 01/15/32 ..... 2,597 2,331,572
Dollar General Corp.
# 5.450% 07/05/33 ..... 150 153,633
Dominion Energy, Inc.
4.900% 08/01/41 ..... 666 599,653
4.050% 09/15/42 ..... 3,806 3,028,636
Dow Chemical Co. (The)
6.300% 03/15/33 ..... 420 445,574
4.250% 10/01/34 ..... 930 837,088
5.250% 11/15/41 ..... 385 345,143
4.375% 11/15/42 ..... 750 595,989
Duke Energy Carolinas LLC
6.100% 06/01/37 ..... 13,951 14,770,835
Duke Energy Corp.
2.450% 06/01/30 ..... 262 237,358
Duquesne Light Holdings, Inc.
Ω 3.616% 08/01/27 ..... 200 193,499
Ω 2.532% 10/01/30 ..... 1,563 1,374,277
Ω 2.775% 01/07/32 ..... 2,850 2,470,999
DXC Technology Co.
2.375% 09/15/28 ..... 4,067 3,782,451
Eagle Materials, Inc.
2.500% 07/01/31 ..... 1,179 1,041,560
eBay, Inc.
6.300% 11/22/32 ..... 575 621,977
4.000% 07/15/42 ..... 3,000 2,427,018
Edison International
4.700% 08/15/25 ..... 52 51,992
Elevance Health, Inc.
2.550% 03/15/31 ..... 525 468,382
4.950% 11/01/31 ..... 1,150 1,156,561

13
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.100% 05/15/32 ..... 2,185 $ 2,087,028
4.750% 02/15/33 ..... 4,750 4,680,609
5.375% 06/15/34 ..... 4,190 4,243,266
5.950% 12/15/34 ..... 858 899,351
5.200% 02/15/35 ..... 1,369 1,367,954
5.850% 01/15/36 ..... 480 497,417
6.375% 06/15/37 ..... 7,154 7,663,287
4.625% 05/15/42 ..... 6,099 5,315,637
4.650% 01/15/43 ..... 6,626 5,749,330
5.100% 01/15/44 ..... 2,513 2,282,994
4.650% 08/15/44 ..... 1,094 938,895
Energy Transfer, LP
5.950% 12/01/25 ..... 277 277,251
4.750% 01/15/26 ..... 251 250,986
# 5.250% 04/15/29 ..... 900 918,103
4.150% 09/15/29 ..... 343 336,384
8.250% 11/15/29 ..... 869 984,970
5.750% 02/15/33 ..... 277 286,831
6.550% 12/01/33 ..... 1,000 1,078,983
6.625% 10/15/36 ..... 1,038 1,112,802
5.800% 06/15/38 ..... 421 420,469
7.500% 07/01/38 ..... 3,332 3,808,391
6.850% 02/15/40 ..... 1,000 1,069,679
6.050% 06/01/41 ..... 8,714 8,699,602
6.500% 02/01/42 ..... 8,670 9,040,283
6.100% 02/15/42 ..... 2,009 1,994,850
4.950% 01/15/43 ..... 100 85,576
5.150% 02/01/43 ..... 1,410 1,240,691
5.950% 10/01/43 ..... 682 657,946
5.300% 04/01/44 ..... 1,750 1,567,166
Entergy Corp.
# 2.800% 06/15/30 ..... 1,000 920,469
Enterprise Products Operating
LLC
4.850% 01/31/34 ..... 400 396,378
6.650% 10/15/34 ..... 296 328,336
4.950% 02/15/35 ..... 800 792,932
5.750% 03/01/35 ..... 632 649,605
7.550% 04/15/38 ..... 6,293 7,405,520
6.125% 10/15/39 ..... 4,648 4,910,439
6.450% 09/01/40 ..... 9,965 10,814,015
5.950% 02/01/41 ..... 3,707 3,821,520
5.700% 02/15/42 ..... 772 773,551
4.850% 08/15/42 ..... 2,435 2,210,634
4.450% 02/15/43 ..... 1,912 1,637,083
4.850% 03/15/44 ..... 8,564 7,682,589
EPR Properties
3.600% 11/15/31 ..... 3,087 2,788,057
Equifax, Inc.
2.350% 09/15/31 ..... 355 309,135
Equinix, Inc.
1.000% 09/15/25 ..... 104 103,487
2.150% 07/15/30 ..... 205 182,348
3.900% 04/15/32 ..... 209 197,084
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Equitable Holdings, Inc.
7.000% 04/01/28 ..... 150 $ 159,317
5.594% 01/11/33 ..... 475 489,982
ERAC USA Finance LLC
Ω 4.900% 05/01/33 ..... 2,151 2,146,434
Ω 5.200% 10/30/34 ..... 1,224 1,241,944
Ω 5.625% 03/15/42 ..... 2,185 2,167,320
ERP Operating, LP
4.650% 09/15/34 ..... 400 387,376
Estee Lauder Cos., Inc. (The)
4.650% 05/15/33 ..... 3,850 3,802,114
5.000% 02/14/34 ..... 400 399,960
6.000% 05/15/37 ..... 759 797,251
Eversource Energy
3.375% 03/01/32 ..... 5,000 4,550,354
Expedia Group, Inc.
3.250% 02/15/30 ..... 1,772 1,670,195
5.400% 02/15/35 ..... 1,976 1,989,992
Experian Finance PLC
Ω 4.250% 02/01/29 ..... 688 683,357
Ω 2.750% 03/08/30 ..... 302 280,253
Extra Space Storage, LP
2.350% 03/15/32 ..... 400 340,902
Exxon Mobil Corp.
2.995% 08/16/39 ..... 1,099 851,610
4.227% 03/19/40 ..... 13,671 12,149,012
FedEx Corp.
Ω 3.250% 05/15/41 ..... 3,246 2,320,395
Ω 4.100% 04/15/43 ..... 904 700,866
Fidelity National Financial, Inc.
4.500% 08/15/28 ..... 40 39,786
3.400% 06/15/30 ..... 1,875 1,750,845
2.450% 03/15/31 ..... 1,732 1,503,834
Fidelity National Information
Services, Inc.
3.100% 03/01/41 ..... 102 74,582
First American Financial Corp.
4.000% 05/15/30 ..... 1,442 1,371,687
2.400% 08/15/31 ..... 1,239 1,061,059
5.450% 09/30/34 ..... 630 617,390
Flex, Ltd.
3.750% 02/01/26 ..... 4,069 4,047,619
6.000% 01/15/28 ..... 499 513,061
4.875% 06/15/29 ..... 5,701 5,728,480
4.875% 05/12/30 ..... 3,394 3,395,153
5.250% 01/15/32 ..... 150 151,764
Flowserve Corp.
3.500% 10/01/30 ..... 4,356 4,099,670
2.800% 01/15/32 ..... 1,958 1,710,575
FMR LLC
Ω 7.570% 06/15/29 ..... 152 168,153
Fortune Brands Innovations, Inc.
3.250% 09/15/29 ..... 1,343 1,270,032
4.000% 03/25/32 ..... 933 871,918

14
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.875% 06/01/33 ..... 556 $ 581,087
Fox Corp.
6.500% 10/13/33 ..... 3,975 4,287,828
5.476% 01/25/39 ..... 18,519 18,030,553
Franklin Resources, Inc.
1.600% 10/30/30 ..... 1,000 861,245
Freeport-McMoRan, Inc.
5.450% 03/15/43 ..... 180 169,601
GATX Corp.
3.500% 06/01/32 ..... 400 363,789
6.050% 03/15/34 ..... 613 646,619
General Electric Co.
6.125% 10/01/25 ..... 19 19,023
6.250% 04/15/35 ..... 750 775,402
6.150% 08/07/37 ..... 174 187,911
General Motors Co.
4.200% 10/01/27 ..... 157 155,565
5.400% 10/15/29 ..... 2,824 2,887,340
5.600% 10/15/32 ..... 1,696 1,729,632
5.000% 04/01/35 ..... 644 611,175
6.600% 04/01/36 ..... 7,857 8,296,348
5.150% 04/01/38 ..... 3,070 2,855,104
6.250% 10/02/43 ..... 10,929 10,827,709
General Motors Financial Co.,
Inc.
1.250% 01/08/26 ..... 51 50,247
SOFR+1.04%, FRN,
5.387%, 02/26/27(*) ... 423 422,996
SOFRINDX+1.05%, FRN,
5.403%, 07/15/27(*) ... 495 494,071
2.400% 04/10/28 ..... 703 663,366
5.650% 01/17/29 ..... 311 318,141
4.300% 04/06/29 ..... 1,439 1,413,006
3.600% 06/21/30 ..... 1,393 1,308,677
2.350% 01/08/31 ..... 1,667 1,453,078
5.750% 02/08/31 ..... 371 381,597
2.700% 06/10/31 ..... 1,464 1,283,931
3.100% 01/12/32 ..... 2,128 1,878,009
5.625% 04/04/32 ..... 400 406,294
6.400% 01/09/33 ..... 2,843 2,992,582
6.100% 01/07/34 ..... 1,040 1,073,067
5.950% 04/04/34 ..... 3,827 3,889,730
5.450% 09/06/34 ..... 42 41,371
Georgia Power Co.
4.950% 05/17/33 ..... 3,939 3,956,953
4.300% 03/15/42 ..... 2,339 2,007,759
Georgia-Pacific LLC
Ω 1.750% 09/30/25 ..... 179 178,173
8.875% 05/15/31 ..... 708 856,146
Gilead Sciences, Inc.
5.100% 06/15/35 ..... 836 841,886
4.600% 09/01/35 ..... 200 193,423
2.600% 10/01/40 ..... 860 612,878
5.650% 12/01/41 ..... 7,735 7,812,797
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.800% 04/01/44 ..... 10,849 $ 9,848,245
GlaxoSmithKline Capital, Inc.
6.375% 05/15/38 ..... 100 110,410
Global Payments, Inc.
3.200% 08/15/29 ..... 1,026 964,648
2.900% 05/15/30 ..... 564 514,630
2.900% 11/15/31 ..... 858 753,245
# 5.400% 08/15/32 ..... 3,207 3,248,702
Goldman Sachs Group, Inc.
(The)
2.600% 02/07/30 ..... 921 850,801
3.800% 03/15/30 ..... 851 827,968
6.125% 02/15/33 ..... 2,087 2,272,994
6.250% 02/01/41 ..... 12,183 13,028,525
4.800% 07/08/44, MTN 381 342,825
Halliburton Co.
# 4.850% 11/15/35 ..... 10,708 10,288,007
6.700% 09/15/38 ..... 8,854 9,621,755
7.450% 09/15/39 ..... 7,103 8,221,709
4.500% 11/15/41 ..... 1,760 1,506,781
4.750% 08/01/43 ..... 7,686 6,631,088
Harley-Davidson Financial
Services, Inc.
Ω 3.050% 02/14/27 ..... 1,044 1,017,311
Hartford Insurance Group, Inc.
(The)
6.100% 10/01/41 ..... 86 89,100
Hasbro, Inc.
6.050% 05/14/34 ..... 2,550 2,635,620
6.350% 03/15/40 ..... 11,101 11,444,907
5.100% 05/15/44 ..... 600 519,810
HCA, Inc.
5.500% 03/01/32 ..... 1,400 1,436,861
7.500% 11/06/33 ..... 4,067 4,612,145
5.600% 04/01/34 ..... 470 478,980
4.375% 03/15/42 ..... 3,900 3,249,572
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 2.200% 06/01/30 ..... 253 225,684
Ω 5.450% 06/15/34 ..... 6,190 6,250,965
Healthcare Realty Holdings, LP
3.625% 01/15/28 ..... 2,342 2,273,631
3.100% 02/15/30 ..... 653 606,687
2.400% 03/15/30 ..... 2,893 2,582,551
2.050% 03/15/31 ..... 51 42,920
2.000% 03/15/31 ..... 445 379,715
Hess Corp.
7.875% 10/01/29 ..... 110 124,538
7.300% 08/15/31 ..... 190 217,226
7.125% 03/15/33 ..... 200 229,563
6.000% 01/15/40 ..... 1,058 1,132,284
5.600% 02/15/41 ..... 1,145 1,158,891
Highwoods Realty, LP
3.050% 02/15/30 ..... 2,450 2,230,562

15
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 2.600% 02/01/31 ..... 730 $ 630,217
7.650% 02/01/34 ..... 1,596 1,799,152
Home Depot, Inc. (The)
4.850% 06/25/31 ..... 500 509,954
3.300% 04/15/40 ..... 4,067 3,219,580
5.400% 09/15/40 ..... 1,294 1,299,479
5.950% 04/01/41 ..... 219 230,222
Honeywell International, Inc.
5.000% 03/01/35 ..... 400 399,851
5.375% 03/01/41 ..... 4,500 4,552,173
Host Hotels & Resorts, LP
3.375% 12/15/29 ..... 6,284 5,892,614
2.900% 12/15/31 ..... 964 842,216
5.500% 04/15/35 ..... 5,053 4,986,105
HP, Inc.
2.650% 06/17/31 ..... 1,376 1,216,909
# 6.000% 09/15/41 ..... 2,206 2,222,899
Humana, Inc.
5.875% 03/01/33 ..... 882 912,044
5.550% 05/01/35 ..... 400 400,668
Huntington Bancshares, Inc.
2.550% 02/04/30 ..... 1,925 1,759,939
Hyatt Hotels Corp.
5.375% 12/15/31 ..... 11,089 11,241,117
IBM International Capital Pte,
Ltd.
4.900% 02/05/34 ..... 1,550 1,540,954
5.250% 02/05/44 ..... 8,583 8,193,759
Illumina, Inc.
2.550% 03/23/31 ..... 517 453,864
Intel Corp.
4.150% 08/05/32 ..... 1,250 1,176,004
4.600% 03/25/40 ..... 6,581 5,641,046
2.800% 08/12/41 ..... 4,978 3,272,675
4.800% 10/01/41 ..... 6,398 5,473,585
4.250% 12/15/42 ..... 6,338 4,986,602
5.625% 02/10/43 ..... 16,686 15,557,275
Intercontinental Exchange, Inc.
2.100% 06/15/30 ..... 2,764 2,477,741
5.250% 06/15/31 ..... 4,262 4,406,761
4.600% 03/15/33 ..... 2,600 2,574,878
International Business Machines
Corp.
3.500% 05/15/29 ..... 113 109,541
4.400% 07/27/32 ..... 525 514,875
4.750% 02/06/33 ..... 620 619,985
4.150% 05/15/39 ..... 6,392 5,597,769
5.600% 11/30/39 ..... 5,799 5,909,185
2.850% 05/15/40 ..... 6,352 4,651,931
4.000% 06/20/42 ..... 4,923 4,054,423
International Paper Co.
6.000% 11/15/41 ..... 435 442,386
Interpublic Group of Cos., Inc.
(The)
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.375% 03/01/41 ..... 158 $ 117,409
Interstate Power and Light Co.
5.700% 10/15/33 ..... 798 826,625
4.950% 09/30/34 ..... 200 195,627
6.250% 07/15/39 ..... 200 211,165
Invitation Homes Operating
Partnership, LP
4.150% 04/15/32 ..... 346 328,353
Jabil, Inc.
1.700% 04/15/26 ..... 600 588,138
4.250% 05/15/27 ..... 315 313,073
3.600% 01/15/30 ..... 1,402 1,334,089
3.000% 01/15/31 ..... 1,398 1,270,402
Jackson Financial, Inc.
3.125% 11/23/31 ..... 7,607 6,741,726
5.670% 06/08/32 ..... 2,001 2,038,089
Jacobs Engineering Group, Inc.
5.900% 03/01/33 ..... 8,899 9,288,800
Janus Henderson US Holdings,
Inc.
5.450% 09/10/34 ..... 6,701 6,597,513
Jefferies Financial Group, Inc.
5.875% 07/21/28 ..... 620 641,447
4.150% 01/23/30 ..... 5,766 5,631,596
2.625% 10/15/31 ..... 6,561 5,719,491
2.750% 10/15/32 ..... 1,531 1,301,228
6.200% 04/14/34 ..... 8,863 9,258,982
6.250% 01/15/36 ..... 5,211 5,401,539
6.500% 01/20/43 ..... 550 572,372
6.625% 10/23/43 ..... 424 434,612
Jersey Central Power & Light Co.
Ω 2.750% 03/01/32 ..... 241 211,309
5.100% 01/15/35 ..... 6,130 6,104,724
John Deere Capital Corp.
SOFR+0.44%, FRN,
4.791%, 03/06/26(*) ... 490 490,568
SOFR+0.79%, FRN,
5.140%, 06/08/26(*),
MTN ............... 300 300,990
SOFR+0.60%, FRN,
4.951%, 06/11/27(*) ... 178 178,705
Johnson & Johnson
3.625% 03/03/37 ..... 2,131 1,887,522
# 3.400% 01/15/38 ..... 650 554,622
5.850% 07/15/38 ..... 400 432,336
JPMorgan Chase & Co.
6.400% 05/15/38 ..... 5,970 6,632,932
5.500% 10/15/40 ..... 13,045 13,198,584
5.600% 07/15/41 ..... 5,823 5,958,312
5.400% 01/06/42 ..... 3,782 3,769,680
JPMorgan Chase Bank NA
SOFR+0.62%, FRN,
4.977%, 04/29/26(*) ... 2,625 2,632,311
SOFR+1.00%, FRN,
5.351%, 12/08/26(*) ... 1,787 1,800,333

16
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Juniper Networks, Inc.
2.000% 12/10/30 ..... 1,161 $ 1,006,018
Kemper Corp.
3.800% 02/23/32 ..... 16,140 14,674,152
KeyCorp
2.550% 10/01/29, MTN 156 144,075
Kimco Realty OP LLC
2.700% 10/01/30 ..... 213 194,843
2.250% 12/01/31 ..... 106 91,569
Kinder Morgan Energy Partners,
LP
7.750% 03/15/32 ..... 530 607,238
7.300% 08/15/33 ..... 1,972 2,210,744
5.800% 03/15/35 ..... 746 765,800
6.500% 02/01/37 ..... 827 879,906
6.950% 01/15/38, MTN 5,644 6,212,377
6.500% 09/01/39 ..... 3,930 4,160,484
6.550% 09/15/40 ..... 2,392 2,530,650
7.500% 11/15/40 ..... 305 351,406
6.375% 03/01/41 ..... 2,177 2,261,857
5.625% 09/01/41 ..... 828 794,827
5.000% 08/15/42 ..... 1,632 1,455,144
4.700% 11/01/42 ..... 908 781,944
5.000% 03/01/43 ..... 4,931 4,404,665
5.500% 03/01/44 ..... 7,398 6,936,676
Kinder Morgan, Inc.
7.800% 08/01/31, MTN 3,210 3,687,102
7.750% 01/15/32, MTN 3,122 3,583,844
Kraft Heinz Foods Co.
5.000% 07/15/35 ..... 207 200,465
6.875% 01/26/39 ..... 734 791,542
Ω 7.125% 08/01/39 ..... 3,368 3,703,606
4.625% 10/01/39 ..... 332 290,245
6.500% 02/09/40 ..... 4,179 4,338,873
5.000% 06/04/42 ..... 1,437 1,278,640
Kroger Co. (The)
6.900% 04/15/38 ..... 35 39,137
Kyndryl Holdings, Inc.
3.150% 10/15/31 ..... 3,776 3,384,167
6.350% 02/20/34 ..... 5,985 6,319,047
4.100% 10/15/41 ..... 8,295 6,508,076
Lazard Group LLC
4.500% 09/19/28 ..... 2,710 2,698,269
4.375% 03/11/29 ..... 559 553,334
Lear Corp.
4.250% 05/15/29 ..... 1,404 1,377,821
3.500% 05/30/30 ..... 1,252 1,178,311
2.600% 01/15/32 ..... 370 318,471
Legg Mason, Inc.
5.625% 01/15/44 ..... 6,883 6,769,848
Liberty Mutual Group, Inc.
Ω 4.569% 02/01/29 ..... 2,249 2,246,615
Ω 6.500% 03/15/35 ..... 1,510 1,586,557
Liberty Utilities Finance GP 1
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Ω 2.050% 09/15/30 ..... 986 $ 863,395
Lincoln National Corp.
# 3.050% 01/15/30 ..... 2,467 2,307,160
3.400% 01/15/31 ..... 4,074 3,775,980
3.400% 03/01/32 ..... 2,557 2,315,797
5.852% 03/15/34 ..... 1,175 1,202,954
6.150% 04/07/36 ..... 234 241,778
7.000% 06/15/40 ..... 10,083 11,083,819
LKQ Corp.
6.250% 06/15/33 ..... 671 701,273
Lockheed Martin Corp.
6.150% 09/01/36 ..... 316 346,249
Loews Corp.
4.125% 05/15/43 ..... 2,222 1,856,472
Lowe's Cos., Inc.
5.000% 04/15/40 ..... 100 93,075
LPL Holdings, Inc.
6.000% 05/20/34 ..... 400 413,335
5.650% 03/15/35 ..... 1,910 1,916,430
LYB International Finance III LLC
1.250% 10/01/25 ..... 130 129,187
5.625% 05/15/33 ..... 400 404,341
3.375% 10/01/40 ..... 3,656 2,651,318
Marathon Petroleum Corp.
5.700% 03/01/35 ..... 1,100 1,116,059
6.500% 03/01/41 ..... 8,992 9,378,862
4.750% 09/15/44 ..... 1,000 834,483
Mars, Inc.
Ω 4.750% 04/20/33 ..... 13,435 13,296,653
Ω 3.600% 04/01/34 ..... 396 355,916
Ω 3.875% 04/01/39 ..... 978 837,353
Ω 2.375% 07/16/40 ..... 200 138,747
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
5.040%, 11/08/27(*) ... 284 285,420
5.400% 09/15/33 ..... 213 220,080
4.750% 03/15/39 ..... 5,399 5,086,932
Mastercard, Inc.
4.350% 01/15/32 ..... 7,565 7,492,427
4.850% 03/09/33 ..... 1,700 1,723,734
4.875% 05/09/34 ..... 11,150 11,217,681
4.550% 01/15/35 ..... 400 390,755
McDonald's Corp.
6.300% 10/15/37 ..... 147 159,890
Merck & Co., Inc.
2.350% 06/24/40 ..... 1,500 1,045,312
Meta Platforms, Inc.
4.600% 05/15/28 ..... 22,818 23,106,821
3.850% 08/15/32 ..... 11,023 10,538,104
4.750% 08/15/34 ..... 3,000 2,988,455
MetLife, Inc.
# 6.500% 12/15/32 ..... 1,015 1,130,435
5.375% 07/15/33 ..... 2,825 2,934,942
5.700% 06/15/35 ..... 395 414,767

17
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.875% 02/06/41 ..... 2,111 $ 2,174,126
4.125% 08/13/42 ..... 5,672 4,738,747
4.875% 11/13/43 ..... 3,500 3,191,157
Micron Technology, Inc.
5.327% 02/06/29 ..... 1,513 1,542,817
6.750% 11/01/29 ..... 2,816 3,029,810
4.663% 02/15/30 ..... 2,343 2,332,404
2.703% 04/15/32 ..... 923 800,328
5.875% 02/09/33 ..... 295 306,817
5.875% 09/15/33 ..... 3,348 3,491,665
3.366% 11/01/41 ..... 1,719 1,274,009
Mid-America Apartments, LP
5.300% 02/15/32 ..... 5,164 5,312,461
5.000% 03/15/34 ..... 1,600 1,597,898
4.950% 03/01/35 ..... 1,150 1,138,384
Mississippi Power Co.
4.250% 03/15/42 ..... 1,701 1,455,598
Molson Coors Beverage Co.
5.000% 05/01/42 ..... 2,341 2,128,478
Morgan Stanley
3.875% 01/27/26 ..... 55 54,814
7.250% 04/01/32 ..... 866 993,599
6.375% 07/24/42 ..... 5,040 5,527,249
Mosaic Co. (The)
5.450% 11/15/33 ..... 770 784,598
4.875% 11/15/41 ..... 11,510 10,174,612
Motorola Solutions, Inc.
2.300% 11/15/30 ..... 1,937 1,720,715
2.750% 05/24/31 ..... 2,781 2,497,043
5.600% 06/01/32 ..... 1,853 1,921,765
MPLX, LP
5.500% 06/01/34 ..... 1,200 1,201,233
4.500% 04/15/38 ..... 2,508 2,214,028
National Fuel Gas Co.
2.950% 03/01/31 ..... 5,881 5,241,453
5.950% 03/15/35 ..... 1,000 1,024,112
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
5.154%, 02/05/27(*) ... 300 301,147
8.000% 03/01/32 ..... 1,238 1,459,654
National Securities Clearing
Corp.
Ω 0.750% 12/07/25 ..... 400 394,760
NBCUniversal Media LLC
6.400% 04/30/40 ..... 295 316,519
5.950% 04/01/41 ..... 1,281 1,314,610
4.450% 01/15/43 ..... 1,820 1,551,278
Nestle Capital Corp.
Ω 4.750% 03/12/31 ..... 7,000 7,082,925
Ω 4.875% 03/12/34 ..... 3,240 3,258,397
Nestle Holdings, Inc.
Ω 5.000% 03/14/28 ..... 2,400 2,445,780
Ω 3.625% 09/24/28 ..... 15,747 15,491,553
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Ω 5.000% 09/12/30 ..... 5,000 $ 5,123,845
Ω 3.900% 09/24/38 ..... 13,057 11,530,126
NewMarket Corp.
2.700% 03/18/31 ..... 2,860 2,551,870
Newmont Corp.
6.250% 10/01/39 ..... 2,520 2,758,807
4.875% 03/15/42 ..... 552 520,235
5.450% 06/09/44 ..... 434 422,159
NextEra Energy Capital
Holdings, Inc.
SOFRINDX+0.80%, FRN,
5.155%, 02/04/28(*) ... 1,160 1,169,605
2.250% 06/01/30 ..... 1,183 1,063,824
2.440% 01/15/32 ..... 3,869 3,347,585
5.300% 03/15/32 ..... 400 410,554
5.000% 07/15/32 ..... 4,240 4,282,205
5.050% 02/28/33 ..... 2,060 2,070,111
5.250% 03/15/34 ..... 3,353 3,383,251
5.450% 03/15/35 ..... 6,560 6,674,028
NIKE, Inc.
3.250% 03/27/40 ..... 1,335 1,053,499
NiSource, Inc.
5.250% 02/15/43 ..... 300 280,873
NNN REIT, Inc.
5.600% 10/15/33 ..... 400 412,836
NOV, Inc.
3.950% 12/01/42 ..... 16,600 12,460,939
Novartis Capital Corp.
4.000% 09/18/31 ..... 125 122,409
4.200% 09/18/34 ..... 10,000 9,595,962
4.400% 05/06/44 ..... 450 397,399
Nucor Corp.
3.125% 04/01/32 ..... 1,275 1,157,824
5.100% 06/01/35 ..... 709 710,883
6.400% 12/01/37 ..... 500 546,703
Oklahoma Gas and Electric Co.
5.850% 06/01/40 ..... 1,627 1,680,175
5.250% 05/15/41 ..... 750 729,448
4.550% 03/15/44 ..... 50 42,989
ONE Gas, Inc.
4.250% 09/01/32 ..... 400 386,288
ONEOK Partners, LP
6.650% 10/01/36 ..... 50 53,933
6.850% 10/15/37 ..... 1,000 1,094,939
6.125% 02/01/41 ..... 1,143 1,146,892
ONEOK, Inc.
4.350% 03/15/29 ..... 1,078 1,067,511
3.400% 09/01/29 ..... 704 670,482
6.350% 01/15/31 ..... 3,456 3,682,787
6.100% 11/15/32 ..... 395 417,622
6.000% 06/15/35 ..... 400 412,471
Oracle Corp.
2.950% 04/01/30 ..... 177 164,686
3.250% 05/15/30 ..... 206 194,109

18
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.875% 03/25/31 ..... 777 $ 704,335
6.250% 11/09/32 ..... 414 445,649
4.300% 07/08/34 ..... 400 376,012
3.900% 05/15/35 ..... 2,223 1,993,143
3.850% 07/15/36 ..... 364 317,297
3.800% 11/15/37 ..... 1,703 1,444,870
6.500% 04/15/38 ..... 1,543 1,662,002
6.125% 07/08/39 ..... 661 688,004
3.600% 04/01/40 ..... 1,160 915,553
5.375% 07/15/40 ..... 3,901 3,754,333
3.650% 03/25/41 ..... 545 426,091
Ovintiv, Inc.
5.375% 01/01/26 ..... 918 918,821
6.250% 07/15/33 ..... 2,075 2,145,751
6.500% 02/01/38 ..... 2,489 2,538,943
Owens Corning
3.950% 08/15/29 ..... 215 210,176
3.875% 06/01/30 ..... 281 271,040
PACCAR Financial Corp.
5.000% 03/22/34, MTN 759 770,934
Parker-Hannifin Corp.
6.250% 05/15/38, MTN 1,284 1,387,937
PayPal Holdings, Inc.
SOFR+0.67%, FRN,
5.021%, 03/06/28(*) ... 950 954,104
5.150% 06/01/34 ..... 5,000 5,062,023
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 4.450% 01/29/26 ..... 52 51,933
Ω 3.350% 11/01/29 ..... 184 174,528
Ω 6.200% 06/15/30 ..... 475 503,694
Pentair Finance Sarl
5.900% 07/15/32 ..... 3,000 3,133,880
Pfizer Investment Enterprises
Pte, Ltd.
5.110% 05/19/43 ..... 3,200 3,029,392
Pfizer, Inc.
7.200% 03/15/39 ..... 10,980 12,933,532
2.550% 05/28/40 ..... 281 199,834
5.600% 09/15/40 ..... 350 355,200
Philip Morris International, Inc.
5.125% 02/15/30 ..... 1,374 1,406,891
5.125% 02/13/31 ..... 1,550 1,582,824
4.750% 11/01/31 ..... 800 800,757
5.750% 11/17/32 ..... 3,461 3,632,661
5.375% 02/15/33 ..... 4,056 4,162,442
5.625% 09/07/33 ..... 6,265 6,516,031
5.250% 02/13/34 ..... 140 141,745
# 6.375% 05/16/38 ..... 5,572 6,135,917
4.375% 11/15/41 ..... 10,442 9,041,301
4.500% 03/20/42 ..... 5,383 4,697,235
3.875% 08/21/42 ..... 10,953 8,808,823
4.125% 03/04/43 ..... 10,733 8,925,196
Phillips 66 Co.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.250% 06/15/31 ..... 800 $ 820,885
5.300% 06/30/33 ..... 12,193 12,318,163
# 4.650% 11/15/34 ..... 3,817 3,645,836
# 4.950% 03/15/35 ..... 5,721 5,551,055
5.875% 05/01/42 ..... 9,444 9,386,786
4.875% 11/15/44 ..... 3,300 2,859,227
Plains All American Pipeline, LP/
PAA Finance Corp.
3.800% 09/15/30 ..... 2,086 1,988,039
6.700% 05/15/36 ..... 1,637 1,757,090
6.650% 01/15/37 ..... 3,461 3,736,708
5.150% 06/01/42 ..... 3,815 3,391,301
4.300% 01/31/43 ..... 12,606 9,982,982
4.700% 06/15/44 ..... 1,000 826,657
PNC Financial Services Group,
Inc. (The)
3.450% 04/23/29 ..... 559 542,101
2.550% 01/22/30 ..... 2,478 2,290,512
Primerica, Inc.
2.800% 11/19/31 ..... 413 368,170
Principal Financial Group, Inc.
3.700% 05/15/29 ..... 434 421,867
2.125% 06/15/30 ..... 596 532,671
5.375% 03/15/33 ..... 360 368,925
6.050% 10/15/36 ..... 780 828,181
4.625% 09/15/42 ..... 233 206,034
Progress Energy, Inc.
7.750% 03/01/31 ..... 838 957,416
7.000% 10/30/31 ..... 183 204,735
6.000% 12/01/39 ..... 3,935 4,076,804
Progressive Corp. (The)
6.250% 12/01/32 ..... 737 807,280
Prologis, LP
1.750% 07/01/30 ..... 3,095 2,708,141
2.250% 01/15/32 ..... 400 345,687
4.625% 01/15/33 ..... 400 396,316
4.750% 06/15/33 ..... 4,400 4,371,873
5.125% 01/15/34 ..... 1,900 1,920,585
5.000% 03/15/34 ..... 800 799,527
5.000% 01/31/35 ..... 5,250 5,234,343
5.250% 05/15/35 ..... 4,250 4,302,110
Prudential Financial, Inc.
6.625% 12/01/37, MTN 648 720,473
3.000% 03/10/40 ..... 400 301,715
6.625% 06/21/40, MTN 657 730,537
6.200% 11/15/40, MTN 468 494,211
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
5.054%, 04/16/27(*) ... 4,910 4,919,216
2.300% 05/01/31 ..... 145 128,382
2.250% 11/09/31 ..... 264 230,120
5.100% 08/01/33 ..... 1,631 1,665,709
PulteGroup, Inc.
7.875% 06/15/32 ..... 1,891 2,209,414

19
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.375% 05/15/33 ..... 688 $ 739,881
6.000% 02/15/35 ..... 829 862,838
Quanta Services, Inc.
2.900% 10/01/30 ..... 762 700,452
2.350% 01/15/32 ..... 194 167,398
3.050% 10/01/41 ..... 365 260,740
Radian Group, Inc.
6.200% 05/15/29 ..... 480 498,458
Ralph Lauren Corp.
3.750% 09/15/25 ..... 500 499,204
Raymond James Financial, Inc.
4.650% 04/01/30 ..... 5,797 5,854,564
Rayonier, LP
2.750% 05/17/31 ..... 1,261 1,118,232
Realty Income Corp.
3.200% 01/15/27 ..... 3,604 3,537,771
2.100% 03/15/28 ..... 1,508 1,425,547
4.000% 07/15/29 ..... 3,508 3,445,993
3.400% 01/15/30 ..... 5,609 5,365,436
4.850% 03/15/30 ..... 83 84,220
3.250% 01/15/31 ..... 2,359 2,205,045
3.200% 02/15/31 ..... 2,998 2,782,400
2.700% 02/15/32 ..... 1,671 1,475,541
5.625% 10/13/32 ..... 7,352 7,676,198
2.850% 12/15/32 ..... 2,100 1,846,405
1.800% 03/15/33 ..... 838 678,806
4.900% 07/15/33 ..... 5,962 5,935,363
5.125% 02/15/34 ..... 550 556,216
5.875% 03/15/35 ..... 1,915 1,991,715
5.125% 04/15/35 ..... 2,894 2,896,846
Reinsurance Group of America,
Inc.
3.150% 06/15/30 ..... 631 589,962
6.000% 09/15/33 ..... 500 525,041
5.750% 09/15/34 ..... 5,100 5,231,336
Revvity, Inc.
2.550% 03/15/31 ..... 747 655,794
Roche Holdings, Inc.
Ω 4.592% 09/09/34 ..... 10,511 10,327,998
Royalty Pharma PLC
1.200% 09/02/25 ..... 323 321,892
2.200% 09/02/30 ..... 225 198,997
2.150% 09/02/31 ..... 362 310,140
5.400% 09/02/34 ..... 1,200 1,210,470
3.300% 09/02/40 ..... 11,600 8,699,753
RTX Corp.
5.400% 05/01/35 ..... 200 205,364
6.125% 07/15/38 ..... 541 580,397
4.450% 11/16/38 ..... 100 91,751
4.500% 06/01/42 ..... 956 844,268
Ryder System, Inc.
3.350% 09/01/25, MTN 202 201,636
Salesforce, Inc.
2.700% 07/15/41 ..... 1,852 1,325,021
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Schlumberger Holdings Corp.
Ω 4.300% 05/01/29 ..... 212 $ 211,120
Ω
# 4.850% 05/15/33 ..... 1,150 1,131,643
Ω 5.000% 06/01/34 ..... 529 523,128
Selective Insurance Group, Inc.
5.900% 04/15/35 ..... 1,401 1,425,529
Sempra
3.700% 04/01/29 ..... 100 96,996
3.800% 02/01/38 ..... 454 375,203
6.000% 10/15/39 ..... 5,034 5,065,159
Shell Finance US, Inc.
4.125% 05/11/35 ..... 2,130 2,007,099
4.550% 08/12/43 ..... 15,448 13,540,314
Shell International Finance BV
6.375% 12/15/38 ..... 16,365 18,065,937
5.500% 03/25/40 ..... 12,526 12,628,696
2.875% 11/26/41 ..... 2,655 1,897,315
3.625% 08/21/42 ..... 732 572,049
Simon Property Group, LP
3.500% 09/01/25 ..... 252 251,751
3.300% 01/15/26 ..... 55 54,694
2.200% 02/01/31 ..... 4,480 3,959,788
2.250% 01/15/32 ..... 2,323 2,003,144
2.650% 02/01/32 ..... 752 663,175
5.500% 03/08/33 ..... 8,725 9,087,208
# 6.250% 01/15/34 ..... 6,501 7,069,978
4.750% 09/26/34 ..... 4,012 3,906,432
6.750% 02/01/40 ..... 9,782 11,018,912
4.750% 03/15/42 ..... 1,562 1,401,300
Southern Co. Gas Capital Corp.
5.750% 09/15/33 ..... 3,991 4,171,044
4.950% 09/15/34 ..... 9,070 8,971,847
5.875% 03/15/41 ..... 4,517 4,595,303
4.400% 06/01/43 ..... 1,220 1,021,268
Southwest Gas Corp.
2.200% 06/15/30 ..... 1,091 977,718
4.050% 03/15/32 ..... 3,392 3,205,545
Southwestern Electric Power Co.
5.300% 04/01/33 ..... 127 128,038
6.200% 03/15/40 ..... 314 324,334
Stanley Black & Decker, Inc.
2.300% 03/15/30 ..... 11,696 10,445,085
3.000% 05/15/32 ..... 7,450 6,565,048
5.200% 09/01/40 ..... 8,594 8,197,230
Stellantis Finance US, Inc.
Ω
# 5.625% 01/12/28 ..... 1,900 1,921,565
Ω 2.691% 09/15/31 ..... 2,649 2,233,728
2.691% 09/15/31 ..... 760 640,858
Ω
# 6.375% 09/12/32 ..... 5,670 5,832,043
Store Capital LLC
Ω 5.400% 04/30/30 ..... 900 910,539
2.700% 12/01/31 ..... 1,550 1,319,491
Sun Communities Operating, LP
4.200% 04/15/32 ..... 934 888,286

20
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Synchrony Financial
2.875% 10/28/31 ..... 1,285 $ 1,119,712
Tanger Properties, LP
2.750% 09/01/31 ..... 521 455,482
Tapestry, Inc.
5.500% 03/11/35 ..... 9,500 9,543,626
Targa Resources Corp.
4.200% 02/01/33 ..... 937 876,013
6.125% 03/15/33 ..... 4,847 5,097,397
Target Corp.
6.500% 10/15/37 ..... 100 111,399
TD SYNNEX Corp.
6.100% 04/12/34 ..... 2,150 2,255,901
Texas Instruments, Inc.
# 1.900% 09/15/31 ..... 3,896 3,373,720
4.900% 03/14/33 ..... 1,302 1,323,336
4.850% 02/08/34 ..... 10,400 10,505,572
3.875% 03/15/39 ..... 1,322 1,152,624
Thermo Fisher Scientific, Inc.
2.800% 10/15/41 ..... 200 143,648
Timken Co. (The)
4.125% 04/01/32 ..... 295 277,243
TPG Operating Group II, LP
5.875% 03/05/34 ..... 4,000 4,154,111
Transcontinental Gas Pipe Line
Co. LLC
4.450% 08/01/42 ..... 68 57,534
Travelers Cos., Inc. (The)
5.350% 11/01/40 ..... 150 149,536
Trimble, Inc.
6.100% 03/15/33 ..... 100 105,935
TWDC Enterprises 18 Corp.
4.375% 08/16/41 ..... 580 509,744
UDR, Inc.
3.000% 08/15/31 ..... 100 90,773
United Parcel Service, Inc.
5.200% 04/01/40 ..... 4,289 4,186,513
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.853%, 07/15/26(*) ... 743 744,696
4.200% 05/15/32 ..... 800 770,901
5.350% 02/15/33 ..... 2,128 2,178,118
5.000% 04/15/34 ..... 150 148,847
5.800% 03/15/36 ..... 2,115 2,198,516
6.500% 06/15/37 ..... 1,700 1,850,372
6.625% 11/15/37 ..... 600 658,333
6.875% 02/15/38 ..... 5,537 6,203,235
2.750% 05/15/40 ..... 3,605 2,577,454
5.700% 10/15/40 ..... 948 952,503
5.950% 02/15/41 ..... 395 402,487
3.050% 05/15/41 ..... 750 546,969
4.625% 11/15/41 ..... 2,279 2,015,746
3.950% 10/15/42 ..... 926 744,230
5.500% 07/15/44 ..... 7,720 7,452,221
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Unum Group
5.750% 08/15/42 ..... 6,080 $ 5,901,728
Valero Energy Corp.
7.500% 04/15/32 ..... 410 468,043
6.625% 06/15/37 ..... 1,274 1,373,256
Ventas Realty, LP
5.700% 09/30/43 ..... 302 293,849
VeriSign, Inc.
2.700% 06/15/31 ..... 536 477,303
Verizon Communications, Inc.
2.550% 03/21/31 ..... 1,427 1,278,076
2.355% 03/15/32 ..... 4,579 3,936,618
4.500% 08/10/33 ..... 800 773,724
6.400% 09/15/33 ..... 935 1,016,879
4.400% 11/01/34 ..... 5,018 4,776,172
5.850% 09/15/35 ..... 650 684,186
4.272% 01/15/36 ..... 3,123 2,873,514
5.250% 03/16/37 ..... 1,850 1,835,212
Ω 5.401% 07/02/37 ..... 1,517 1,515,876
4.812% 03/15/39 ..... 11,389 10,626,564
2.650% 11/20/40 ..... 6,585 4,617,021
3.400% 03/22/41 ..... 17,897 13,798,681
2.850% 09/03/41 ..... 7,041 4,977,499
3.850% 11/01/42 ..... 1,222 972,341
6.550% 09/15/43 ..... 1,774 1,926,095
Viatris, Inc.
3.850% 06/22/40 ..... 1,971 1,446,006
Virginia Electric and Power Co.
2.400% 03/30/32 ..... 400 347,802
5.000% 04/01/33 ..... 3,590 3,615,963
5.300% 08/15/33 ..... 1,675 1,713,865
5.000% 01/15/34 ..... 1,650 1,640,074
5.050% 08/15/34 ..... 900 901,140
5.150% 03/15/35 ..... 1,771 1,777,169
# 6.000% 01/15/36 ..... 1,186 1,254,059
6.000% 05/15/37 ..... 1,955 2,059,483
6.350% 11/30/37 ..... 100 107,509
8.875% 11/15/38 ..... 8,644 11,353,792
4.000% 01/15/43 ..... 2,150 1,738,718
4.650% 08/15/43 ..... 950 831,127
4.450% 02/15/44 ..... 1,458 1,239,421
Visa, Inc.
2.050% 04/15/30 ..... 570 516,811
2.700% 04/15/40 ..... 4,141 3,094,816
W.P. Carey, Inc.
2.400% 02/01/31 ..... 144 126,870
Walmart, Inc.
6.200% 04/15/38 ..... 150 166,497
4.875% 07/08/40 ..... 454 447,958
5.000% 10/25/40 ..... 400 399,092
Walt Disney Co. (The)
6.200% 12/15/34 ..... 100 111,258
6.650% 11/15/37 ..... 1,305 1,482,289
6.900% 08/15/39 ..... 1,750 2,016,918

21
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.500% 05/13/40 ..... 1,452 $ 1,186,827
6.150% 02/15/41 ..... 4,533 4,843,969
5.400% 10/01/43 ..... 400 397,359
4.750% 09/15/44 ..... 400 361,166
Wells Fargo & Co.
3.550% 09/29/25, MTN 91 90,832
4.150% 01/24/29 ..... 414 410,352
5.375% 02/07/35 ..... 110 114,609
Wells Fargo Bank NA
SOFR+0.71%, FRN,
5.063%, 01/15/26(*) ... 3,375 3,381,263
5.254% 12/11/26 ..... 1,492 1,509,108
SOFR+1.07%, FRN,
5.423%, 12/11/26(*) ... 4,442 4,482,253
Welltower OP LLC
3.100% 01/15/30 ..... 178 168,127
2.750% 01/15/31 ..... 121 110,138
2.800% 06/01/31 ..... 529 479,659
6.500% 03/15/41 ..... 510 559,629
Western Midstream Operating,
LP
5.450% 11/15/34 ..... 900 882,393
5.450% 04/01/44 ..... 1,500 1,305,988
Western Union Co. (The)
2.750% 03/15/31 ..... 2,993 2,616,385
# 6.200% 11/17/36 ..... 6,521 6,572,182
6.200% 06/21/40 ..... 943 923,458
Westlake Corp.
2.875% 08/15/41 ..... 48 32,393
Weyerhaeuser Co.
7.375% 03/15/32 ..... 1,074 1,215,193
Williams Cos., Inc. (The)
4.000% 09/15/25 ..... 121 120,842
7.500% 01/15/31 ..... 1,361 1,525,680
2.600% 03/15/31 ..... 186 166,201
7.750% 06/15/31 ..... 270 305,953
5.150% 03/15/34 ..... 400 398,442
6.300% 04/15/40 ..... 4,432 4,669,221
Wisconsin Power and Light Co.
3.950% 09/01/32 ..... 15,000 14,162,064
4.950% 04/01/33 ..... 400 399,410
5.375% 03/30/34 ..... 501 512,282
6.375% 08/15/37 ..... 655 712,057
WRKCo, Inc.
4.000% 03/15/28 ..... 140 138,118
4.200% 06/01/32 ..... 344 329,482
# 3.000% 06/15/33 ..... 207 181,520
Xcel Energy, Inc.
6.500% 07/01/36 ..... 822 880,750
TOTAL UNITED STATES ... 2,562,706,617
TOTAL BONDS ........... 3,707,738,052
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
U.S. TREASURY OBLIGATIONS
— (37.5%)
U.S. Treasury Bills
# 4.286%, 08/21/25 ..... 20,000 $ 19,952,267
# 4.287%, 08/28/25 ..... 28,000 27,909,962
4.293%, 09/04/25 ..... 17,000 16,931,330
4.289%, 09/23/25 ..... 15,000 14,905,318
4.219%, 11/04/25 ..... 20,000 19,777,337
U.S. Treasury Bonds
6.125%, 08/15/29 ..... 2,144 2,319,037
1.125%, 08/15/40 ..... 20,000 12,231,250
2.000%, 11/15/41 ..... 106 72,275
3.250%, 05/15/42 ..... 678 554,927
3.875%, 02/15/43 ..... 167 147,880
3.875%, 05/15/43 ..... 5,289 4,671,055
4.375%, 08/15/43 ..... 480 452,456
3.625%, 08/15/43 ..... 19,176 16,313,083
4.500%, 02/15/44 ..... 8,720 8,329,644
4.125%, 08/15/44 ..... 36,049 32,641,243
4.750%, 02/15/45 ..... 16,181 15,905,417
5.000%, 05/15/45 ..... 1,246 1,264,301
U.S. Treasury Notes
0.250%, 08/31/25 ..... 19,000 18,935,849
USBMMY3M + 0.17%,
FRN, 4.379% 10/31/25(*) 163,159 163,221,850
0.375%, 01/31/26 ..... – 294
USBMMY3M + 0.25%,
FRN, 4.454% 01/31/26(*) 171,950 172,120,096
USBMMY3M + 0.15%,
FRN, 4.359% 04/30/26(*) 212,575 212,739,040
0.750%, 05/31/26 ..... – 97
USBMMY3M + 0.18%,
FRN, 4.391% 07/31/26(*) 201,723 201,936,627
USBMMY3M + 0.21%,
FRN, 4.414% 10/31/26(*) 171,485 171,672,244
USBMMY3M + 0.10%,
FRN, 4.307% 01/31/27(*) 169,527 169,493,920
USBMMY3M + 0.16%,
FRN, 4.369% 04/30/27(*) 219,331 219,460,649
0.500%, 05/31/27 ..... 37 34,760
0.375%, 07/31/27 ..... 44 41,015
USBMMY3M + 0.16%,
FRN, 4.368% 07/31/27(*) 186,000 186,223,817
0.500%, 08/31/27 ..... 21 19,574
4.125%, 09/30/27 ..... 2,802 2,813,930
4.125%, 10/31/27 ..... 19,689 19,772,732
2.250%, 11/15/27 ..... 12,661 12,202,533
3.875%, 11/30/27 ..... 11,000 10,990,117
3.875%, 12/31/27 ..... 20,776 20,762,203
0.625%, 12/31/27 ..... 27 24,977
3.500%, 01/31/28 ..... 17,360 17,196,572
0.750%, 01/31/28 ..... 23,000 21,288,477
2.750%, 02/15/28 ..... 25,712 24,998,894
1.125%, 02/29/28 ..... 20,000 18,649,219

22
Dimensional Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
U.S. Treasury Notes
4.000%, 02/29/28 ..... 16,264 $ 16,305,295
1.250%, 03/31/28 ..... 22,000 20,539,922
3.625%, 03/31/28 ..... 27,008 26,829,705
3.500%, 04/30/28 ..... 23,643 23,401,029
3.625%, 05/31/28 ..... 18,622 18,490,337
4.000%, 06/30/28 ..... 21,000 21,068,086
4.125%, 07/31/28 ..... 16,782 16,895,410
1.125%, 08/31/28 ..... 1,223 1,125,685
4.375%, 08/31/28 ..... 11,544 11,704,083
4.625%, 09/30/28 ..... 7,660 7,825,169
4.875%, 10/31/28 ..... 3,560 3,664,992
4.375%, 11/30/28 ..... 469 475,852
1.500%, 11/30/28 ..... 3,169 2,933,925
3.750%, 12/31/28 ..... 6,734 6,701,119
1.375%, 12/31/28 ..... 7,557 6,954,506
4.000%, 01/31/29 ..... 5,759 5,776,097
1.750%, 01/31/29 ..... 12,372 11,510,793
1.875%, 02/28/29 ..... 6,692 6,243,165
4.125%, 03/31/29 ..... 18,000 18,130,078
2.375%, 03/31/29 ..... 65,931 62,500,528
2.875%, 04/30/29 ..... 53,419 51,513,862
4.500%, 05/31/29 ..... 18,000 18,369,141
4.250%, 06/30/29 ..... 16,000 16,190,000
3.250%, 06/30/29 ..... 73,881 72,108,717
2.625%, 07/31/29 ..... 2,134 2,033,218
3.125%, 08/31/29 ..... 116 112,552
3.875%, 09/30/29 ..... 617 615,867
3.875%, 12/31/29 ..... 6,474 6,458,827
3.500%, 01/31/30 ..... 11,565 11,356,740
4.000%, 02/28/30 ..... 31,950 32,036,115
3.500%, 04/30/30 ..... 836 819,770
3.750%, 05/31/30 ..... 15,447 15,307,012
3.750%, 06/30/30 ..... 19,650 19,462,711
4.000%, 07/31/30 ..... 10,819 10,835,059
Face
Amount^
Value
(000)
U.S. Treasury Notes
4.125%, 08/31/30 ..... 18,000 $ 18,128,672
4.625%, 09/30/30 ..... 5,510 5,674,870
4.875%, 10/31/30 ..... 28,057 29,226,407
4.375%, 11/30/30 ..... 60,078 61,173,954
3.750%, 12/31/30 ..... 1,237 1,221,779
4.000%, 01/31/31 ..... 14,921 14,911,674
4.250%, 02/28/31 ..... 43,536 44,044,487
4.125%, 03/31/31 ..... 38,047 38,232,776
4.625%, 04/30/31 ..... 44,121 45,442,907
# 1.250%, 08/15/31 ..... 88,908 75,603,056
4.125%, 10/31/31 ..... 28,000 28,061,250
1.375%, 11/15/31 ..... 92,740 78,861,604
4.125%, 11/30/31 ..... 30,281 30,334,228
4.375%, 01/31/32 ..... 61,122 62,043,605
1.875%, 02/15/32 ..... 115,052 100,378,376
4.125%, 03/31/32 ..... 27,000 27,011,602
4.000%, 04/30/32 ..... 43,810 43,489,982
2.875%, 05/15/32 ..... 90,477 83,786,650
4.000%, 06/30/32 ..... 3,767 3,736,393
# 2.750%, 08/15/32 ..... 91,535 83,779,554
4.125%, 11/15/32 ..... 77,543 77,370,346
3.500%, 02/15/33 ..... 67,060 64,099,930
TOTAL U.S. TREASURY
OBLIGATIONS ............ 3,421,887,737
TOTAL INVESTMENT
SECURITIES — ( 98.8% )
(Cost $8,961,086,824) ...... 9,013,218,325
Shares Value
SECURITIES LENDING
COLLATERAL — (1.2%)
@§
The DFA Short Term
Investment Fund ...... 9,755,592 112,842,938
TOTAL INVESTMENTS
— (100.0%)
(Cost $9,073,929,762) ...... $ 9,126,061,263
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $542,037,111 which represented 7.7% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
# Total or Partial Securities on Loan
(*) The Adjustable rate shown is effective as of July 31, 2025.
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate

23
Dimensional Core Fixed Income ETF
continued
EUR Euro
FRN Floating Rate Note
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
As of July 31, 2025, Dimensional Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 13,027,801 AUD 20,192,375 State Street Bank and Trust 08/05/25 $ 26,719
AUD 9,053,368 USD 5,772,029 ANZ Banking Group, Ltd. 08/08/25 57,415
USD 54,202 EUR 46,444 Citigroup 08/13/25 1,012
USD 4,212,103 EUR 3,553,531 Citigroup 08/29/25 137,932
USD 3,700,245 GBP 2,725,798 Citigroup 09/18/25 91,422
USD 57,773,804 JPY 8,490,247,652 UBS Warburg 09/26/25 1,008,094
USD 20,025,402 AUD 31,008,262 Citigroup 11/03/25 25,052
Total Appreciation $1,347,646
USD 6,940,800 AUD 10,815,887 ANZ Banking Group, Ltd. 08/05/25 $ (23,127)
AUD 6,743,069 USD 4,372,633 State Street Bank and Trust 08/08/25 (30,786)
AUD 10,366,396 USD 6,677,566 State Street Bank and Trust 08/08/25 (2,665)
USD 78,206,676 AUD 121,748,793 UBS Warburg 08/08/25 (187,114)
USD 1,038,344 EUR 929,268 Citigroup 08/13/25 (25,904)
Total (Depreciation) $(269,596)
Total Appreciation (Depreciation) $1,078,050
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows :
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ...................... $ — $ 1,883,592,536 $ — $ 1,883,592,536
Bonds
Australia ............................. — 213,990,220 — 213,990,220
Belgium ............................. — 3,568,077 — 3,568,077
Canada ............................. — 234,015,830 — 234,015,830
Finland .............................. — 6,588,458 — 6,588,458
France .............................. — 21,795,745 — 21,795,745
Germany ............................ — 121,995,901 — 121,995,901
Ireland .............................. — 25,362,515 — 25,362,515
Italy ................................ — 37,222,328 — 37,222,328
Japan ............................... — 179,024,349 — 179,024,349
Luxembourg .......................... — 27,548,737 — 27,548,737
Netherlands .......................... — 22,164,374 — 22,164,374
Norway .............................. — 38,181,765 — 38,181,765
Singapore ............................ — 5,161,130 — 5,161,130

24
Dimensional Core Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Spain ............................... $ — $ 33,165,004 $ — $ 33,165,004
Supranational ......................... — 40,990,246 — 40,990,246
Sweden ............................. — 9,545,043 — 9,545,043
Switzerland ........................... — 6,207,650 — 6,207,650
United Kingdom ....................... — 118,504,063 — 118,504,063
United States ......................... — 2,562,706,617 — 2,562,706,617
U.S. Treasury Obligations ................. — 3,421,887,737 — 3,421,887,737
Securities Lending Collateral ............... — 112,842,938 — 112,842,938
Total Investments ........................ $— $9,126,061,263 $— $9,126,061,263
Financial Instruments
Assets
Forward Currency Contracts** .............. — 1,347,646 — 1,347,646
Liabilities
Forward Currency Contracts** .............. — (269,596) — (269,596)
Total Other Financial Instruments ........... $– $1,078,050 $– $1,078,050
**
Valued at the unrealized appreciation (depreciation) on the investment.

25
Dimensional Short-Duration Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
,
Face
Amount ^
Value
(000)
BONDS — (93.1%)
AUSTRALIA — (4.8%)
ANZ New Zealand Int'l, Ltd.
Ω 5.355% 08/14/28 ..... 5,394 $ 5,542,696
APA Infrastructure, Ltd.
Ω 4.250% 07/15/27 ..... 485 481,817
0.750% 03/15/29, MTN EUR 10,100 10,746,314
ASB Bank, Ltd.
Ω 5.398% 11/29/27 ..... 222 226,816
Australia & New Zealand
Banking Group, Ltd.
Ω SOFR+0.64%, FRN,
4.996%, 10/03/25(*) ... 450 450,400
SOFR+0.81%, FRN,
5.163%, 01/18/27(*) ... 7,000 7,045,951
Ω SOFR+0.81%, FRN,
5.163%, 01/18/27(*) ... 348 350,284
Ω SOFR+0.68%, FRN,
5.034%, 07/16/27(*) ... 1,527 1,534,799
Ω SOFR+0.65%, FRN,
5.010%, 09/30/27(*) ... 329 330,272
5.350% 11/04/27, MTN AUD 4,982 3,305,680
4.500% 03/31/28 ..... AUD 7,751 5,051,854
Ω SOFR+0.62%, FRN,
4.977%, 06/18/28(*) ... 1,903 1,909,050
4.950% 09/11/28, MTN AUD 3,500 2,311,610
Ω SOFR+0.85%, FRN,
5.209%, 12/16/29(*) ... 725 732,482
4.615% 12/16/29 ..... 2,205 2,235,107
Bank of New Zealand
Ω SOFR+0.81%, FRN,
5.166%, 01/27/27(*) ... 250 250,836
3.661% 07/17/29, MTN EUR 530 623,624
Commonwealth Bank of Australia
Ω SOFR+0.63%, FRN,
4.983%, 09/12/25(*) ... 5,419 5,422,246
Ω SOFR+0.75%, FRN,
5.104%, 03/13/26(*) ... 9,407 9,436,188
Ω SOFR+0.52%, FRN,
4.874%, 06/15/26(*) ... 1,150 1,152,481
Ω SOFR+0.46%, FRN,
4.808%, 11/27/26(*) ... 700 701,415
Ω
# SOFR+0.97%, FRN,
5.324%, 03/14/27(*) ... 205 206,554
4.400% 08/18/27, MTN AUD 4,510 2,932,737
5.000% 01/13/28, MTN AUD 15,700 10,349,308
Ω SOFR+0.64%, FRN,
4.994%, 03/14/28(*) ... 920 924,352
BBSW3M+0.95%, FRN,
4.758%, 08/17/28(*),
MTN ............... AUD 6,000 3,896,160
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.81%, FRN,
5.164%, 03/14/30(*) ... 3,395 $ 3,416,746
Glencore Capital Finance DAC
0.750% 03/01/29, MTN EUR 5,770 6,135,381
Glencore Funding LLC
Ω 1.625% 09/01/25 ..... 1,123 1,120,007
Ω SOFRINDX+1.06%, FRN,
5.415%, 04/04/27(*) ... 969 973,497
Ω 5.400% 05/08/28 ..... 2,160 2,202,706
Ω 5.371% 04/04/29 ..... 8,093 8,287,358
Ω 5.186% 04/01/30 ..... 2,300 2,336,569
Macquarie Bank, Ltd.
Ω SOFR+1.20%, FRN,
5.551%, 12/07/26(*) ... 2,400 2,421,268
Ω SOFR+0.92%, FRN,
5.277%, 07/02/27(*) ... 15,170 15,302,131
Ω SOFR+0.74%, FRN,
5.093%, 06/12/28(*) ... 845 847,273
Macquarie Group, Ltd.
4.747% 01/23/30, MTN EUR 3,030 3,714,981
National Australia Bank, Ltd.
Ω SOFR+0.65%, FRN,
5.002%, 12/10/25(*) ... 5,225 5,233,353
Ω SOFR+0.62%, FRN,
4.973%, 06/11/27(*) ... 2,650 2,658,437
Ω SOFR+0.60%, FRN,
4.955%, 10/26/27(*) ... 1,445 1,449,021
4.944% 01/12/28 ..... 2,912 2,961,419
BBSW3M+1.00%, FRN,
4.800%, 05/12/28(*),
MTN ............... AUD 900 584,685
Ω SOFR+0.65%, FRN,
5.004%, 06/13/28(*) ... 2,853 2,863,034
4.900% 06/13/28 ..... 3,148 3,209,884
5.400% 11/16/28 ..... AUD 4,300 2,878,931
4.787% 01/10/29 ..... 12,896 13,139,783
Ω SOFR+0.79%, FRN,
5.143%, 01/14/30(*) ... 2,495 2,516,336
4.901% 01/14/30 ..... 3,730 3,817,850
4.534% 06/13/30 ..... 250 251,676
New South Wales Treasury
Corp.
3.000% 04/20/29 ..... AUD 5,000 3,138,923
Norfina, Ltd.
4.800% 12/14/27, MTN AUD 1,000 652,785
4.750% 03/19/29 ..... AUD 5,000 3,272,071
Origin Energy Finance, Ltd.
1.000% 09/17/29, MTN EUR 940 986,872
Rio Tinto Finance USA PLC
SOFRINDX+0.84%, FRN,
5.194%, 03/14/28(*) ... 9,624 9,695,851

26
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
4.875% 03/14/30 ..... 1,934 $ 1,963,245
South Australian Government
Financing Authority
3.000% 05/24/28 ..... AUD 3,700 2,344,386
Treasury Corp. of Victoria
2.500% 10/22/29 ..... AUD 11,000 6,706,688
Westpac Banking Corp.
SOFR+0.72%, FRN,
5.064%, 11/17/25(*) ... 2,507 2,510,812
SOFR+0.42%, FRN,
4.782%, 04/16/26(*) ... 3,308 3,311,096
SOFR+0.52%, FRN,
4.871%, 06/03/26(*) ... 295 295,490
2.400% 01/25/27, MTN AUD 3,000 1,892,027
BBSW3M+1.23%, FRN,
5.030%, 11/11/27(*) ... AUD 1,000 652,656
4.800% 02/16/28, MTN AUD 7,200 4,726,988
BBSW3M+0.98%, FRN,
4.777%, 02/16/28(*),
MTN ............... AUD 1,100 714,076
BBSW3M+0.93%, FRN,
4.624%, 09/19/28(*) ... AUD 500 324,030
5.535% 11/17/28 ..... 2,220 2,309,772
1.953% 11/20/28 ..... 3,627 3,373,791
5.000% 01/15/29, MTN AUD 1,900 1,257,321
SOFR+0.81%, FRN,
5.164%, 04/16/29(*) ... 2,809 2,833,784
5.100% 05/14/29, MTN AUD 5,600 3,725,690
2.650% 01/16/30 ..... 3,950 3,689,644
Woodside Finance, Ltd.
4.500% 03/04/29 ..... 6,800 6,707,149
Ω 4.500% 03/04/29 ..... 975 961,817
5.400% 05/19/30 ..... 3,336 3,382,809
TOTAL AUSTRALIA ........ 237,903,132
AUSTRIA — (0.0%)
Erste Group Bank AG
0.250% 09/14/29, MTN EUR 500 517,267
TOTAL AUSTRIA .......... 517,267
BELGIUM — (0.2%)
Belfius Bank SA
4.125% 09/12/29, MTN EUR 800 963,400
3.375% 05/28/30, MTN EUR 1,700 1,961,513
Crelan SA
5.750% 01/26/28, MTN EUR 5,000 6,145,882
KBC Group NV
0.750% 01/24/30, MTN EUR 100 104,640
Kingdom of Belgium Government
Bond
Ω 0.100% 06/22/30 ..... EUR 2,500 2,544,939
TOTAL BELGIUM ......... 11,720,374
CANADA — (8.8%)
Alimentation Couche-Tard, Inc.
Ω 3.550% 07/26/27 ..... 114 112,304
Face
Amount^
Value
(000)
CANADA — (Continued)
American National Group, Inc.
5.750% 10/01/29 ..... 24,371 $ 24,864,016
Bank of Montreal
SOFRINDX+0.95%, FRN,
5.309%, 09/25/25(*) ... 1,021 1,022,235
SOFRINDX+1.33%, FRN,
5.680%, 06/05/26(*) ... 1,157 1,166,953
SOFRINDX+0.62%, FRN,
4.974%, 09/15/26(*),
MTN ............... 1,929 1,934,305
1.250% 09/15/26, MTN 691 667,217
SOFRINDX+1.16%, FRN,
5.513%, 12/11/26(*) ... 2,231 2,252,049
SOFRINDX+0.76%, FRN,
5.111%, 06/04/27(*) ... 12,932 13,003,255
4.700% 09/14/27, MTN 268 269,559
5.717% 09/25/28 ..... 1,606 1,667,466
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.896%, 03/02/26(*) ... 795 795,787
SOFR+0.61%, FRN,
4.964%, 09/15/26(*) ... 500 500,720
SOFRINDX+0.78%, FRN,
5.134%, 06/04/27(*) ... 13,880 13,938,857
5.250% 06/12/28 ..... 5,296 5,434,284
SOFRINDX+1.08%, FRN,
5.434%, 08/01/29(*) ... 1,950 1,959,177
5.450% 08/01/29 ..... 3,578 3,707,505
4.850% 02/01/30 ..... 2,868 2,909,014
Brookfield Finance, Inc.
3.900% 01/25/28 ..... 5,098 5,022,838
4.850% 03/29/29 ..... 1,823 1,839,311
# 4.350% 04/15/30 ..... 3,266 3,227,594
Canadian Imperial Bank of
Commerce
1.250% 06/22/26 ..... 391 380,166
SOFR+1.22%, FRN,
5.577%, 10/02/26(*) ... 5,248 5,296,261
3.450% 04/07/27 ..... 372 366,550
SOFR+0.94%, FRN,
5.300%, 06/28/27(*) ... 4,468 4,501,767
5.001% 04/28/28 ..... 1,342 1,364,530
5.986% 10/03/28 ..... 2,117 2,212,659
# 5.260% 04/08/29 ..... 6,119 6,278,235
3.807% 07/09/29, MTN EUR 1,452 1,717,178
Canadian Natural Resources,
Ltd.
5.000% 12/15/29 ..... 470 473,107
Ω 5.000% 12/15/29 ..... 9,881 9,946,321
CDP Financial, Inc.
Ω 4.875% 06/05/29 ..... 3,000 3,078,874
4.875% 06/05/29, MTN 24,700 25,349,398
4.625% 01/24/30 ..... 11,000 11,212,821
Ω 4.625% 01/24/30 ..... 6,690 6,819,434

27
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
Columbia Pipelines Holding Co.
LLC
Ω 6.042% 08/15/28 ..... 7,113 $ 7,392,830
CPPIB Capital, Inc.
SOFR+1.25%, FRN,
5.601%, 03/11/26(*) ... 500 502,947
Ω SOFR+1.25%, FRN,
5.601%, 03/11/26(*) ... 500 502,947
4.400% 01/15/29, MTN AUD 5,000 3,270,365
Element Fleet Management
Corp.
Ω 6.319% 12/04/28 ..... 1,926 2,022,974
Ω 5.037% 03/25/30 ..... 7,715 7,781,376
Enbridge, Inc.
3.125% 11/15/29 ..... 1,900 1,792,008
Export Development Canada
SOFRINDX+0.33%, FRN,
4.687%, 08/01/28(*) ... 5,390 5,391,972
4.500% 09/06/28 ..... AUD 2,700 1,775,367
Fairfax Financial Holdings, Ltd.
4.850% 04/17/28 ..... 2,425 2,438,708
Federation des Caisses
Desjardins du Quebec
# 5.250% 04/26/29 ..... 10,000 10,257,020
Ω
# 5.250% 04/26/29 ..... 15,554 15,953,769
3.467% 09/05/29, MTN EUR 2,620 3,059,093
Kinross Gold Corp.
4.500% 07/15/27 ..... 316 315,870
Liberty Utilities Co.
Ω
# 5.577% 01/31/29 ..... 3,050 3,124,306
Magna International, Inc.
4.150% 10/01/25 ..... 1,124 1,122,805
# 5.050% 03/14/29 ..... 19,090 19,384,047
National Bank of Canada
5.600% 12/18/28 ..... 8,727 9,009,192
3.750% 05/02/29, MTN EUR 1,300 1,537,960
4.500% 10/10/29 ..... 21,286 21,199,954
Ontario Teachers' Finance Trust
4.250% 04/25/28 ..... 4,448 4,464,634
Ω
# 4.625% 04/10/29 ..... 3,000 3,048,789
Province of Alberta Canada
3.600% 04/11/28, MTN AUD 1,000 636,013
2.050% 06/01/30 ..... CAD 2,000 1,371,176
Province of British Columbia
Canada
6.500% 01/15/26 ..... 150 151,213
# 4.800% 11/15/28 ..... 14,784 15,112,651
4.900% 04/24/29 ..... 11,968 12,296,989
2.200% 06/18/30 ..... CAD 2,500 1,725,146
Province of Manitoba Canada
3.600% 08/17/27, MTN AUD 5,000 3,200,057
Province of Ontario Canada
# 4.200% 01/18/29 ..... 11,472 11,527,740
2.000% 10/02/29 ..... 3,979 3,661,191
1.550% 11/01/29 ..... CAD 2,700 1,830,719
Face
Amount^
Value
(000)
CANADA — (Continued)
4.700% 01/15/30 ..... 5,000 $ 5,119,200
2.050% 06/02/30 ..... CAD 10,400 7,126,808
Province of Quebec Canada
2.573% 10/15/29, MTN EUR 10,300 10,587,783
PSP Capital, Inc.
1.625% 10/26/28 ..... 10,000 9,258,376
Rogers Communications, Inc.
3.625% 12/15/25 ..... 166 165,422
Royal Bank of Canada
SOFRINDX+0.57%, FRN,
4.925%, 04/27/26(*) ... 1,444 1,446,606
# SOFRINDX+1.08%, FRN,
5.433%, 07/20/26(*) ... 1,140 1,148,494
SOFRINDX+0.95%, FRN,
5.303%, 01/19/27(*) ... 2,700 2,719,019
SOFRINDX+0.71%, FRN,
5.063%, 01/21/27(*) ... 5,871 5,888,071
4.900% 01/12/28 ..... 400 405,632
5.000% 01/24/28, MTN GBP 1,500 2,012,520
2.125% 04/26/29, MTN EUR 230 257,436
Toronto-Dominion Bank (The)
SOFR+0.48%, FRN,
4.840%, 10/10/25(*) ... 3,100 3,101,702
SOFR+1.08%, FRN,
5.434%, 07/17/26(*) ... 5,640 5,678,721
SOFR+0.59%, FRN,
4.942%, 09/10/26(*) ... 278 278,396
SOFR+0.73%, FRN,
5.085%, 04/05/27(*) ... 9,350 9,398,680
4.108% 06/08/27 ..... 6,050 6,022,983
2.551% 08/03/27, MTN EUR 100 114,755
4.693% 09/15/27 ..... 558 561,371
5.156% 01/10/28 ..... 702 714,291
SOFR+0.82%, FRN,
5.175%, 01/31/28(*) ... 150 150,435
SOFR+0.91%, FRN,
5.263%, 06/02/28(*) ... 1,700 1,705,919
5.523% 07/17/28 ..... 1,103 1,136,609
4.994% 04/05/29 ..... 4,045 4,118,947
4.783% 12/17/29 ..... 9,741 9,837,914
SOFR+1.03%, FRN,
5.390%, 12/17/29(*) ... 1,251 1,254,443
1.952% 04/08/30, MTN EUR 920 1,005,037
TransCanada PipeLines, Ltd.
4.100% 04/15/30 ..... 1,855 1,806,707
TOTAL CANADA .......... 435,175,852
DENMARK — (0.8%)
Carlsberg Breweries A/S
3.000% 08/28/29, MTN EUR 2,300 2,652,548
Danske Bank A/S
Ω 4.375% 06/12/28 ..... 350 349,412
DSV Finance BV
3.500% 06/26/29, MTN EUR 7,010 8,252,382
ISS Global A/S

28
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
DENMARK — (Continued)
3.875% 06/05/29, MTN EUR 16,400 $ 19,414,765
Kommunekredit
2.460% 11/17/29, MTN EUR 1,000 1,030,097
Nykredit Realkredit A/S
4.625% 01/19/29, MTN EUR 3,500 4,240,693
3.875% 07/09/29, MTN EUR 1,760 2,082,801
3.375% 01/10/30, MTN EUR 1,710 1,982,407
TOTAL DENMARK ........ 40,005,105
FINLAND — (0.6%)
Fingrid OYJ
2.750% 12/04/29, MTN EUR 440 503,790
Neste OYJ
3.750% 03/20/30, MTN EUR 200 234,347
Nordea Bank Abp
Ω
# 1.500% 09/30/26 ..... 1,367 1,321,754
Ω SOFR+0.74%, FRN,
5.097%, 03/19/27(*) ... 2,665 2,678,283
2.500% 05/23/29, MTN EUR 100 113,416
Ω
# 4.375% 09/10/29 ..... 16,746 16,764,932
Ω SOFR+1.02%, FRN,
5.372%, 09/10/29(*) ... 2,329 2,354,214
OP Corporate Bank PLC
0.375% 12/08/28, MTN EUR 3,000 3,169,402
0.625% 11/12/29, MTN EUR 576 598,093
Stora Enso OYJ
4.250% 09/01/29, MTN EUR 220 262,324
TOTAL FINLAND .......... 28,000,555
FRANCE — (3.8%)
Aeroports de Paris SA
2.750% 04/02/30 ..... EUR 2,900 3,294,033
Agence Francaise de
Developpement EPIC
4.500% 03/05/29, MTN 10,000 10,069,820
Alstom SA
2.713% 01/11/29 ..... EUR 200 208,624
Ayvens SA
3.875% 07/16/29 ..... EUR 3,600 4,271,523
3.250% 02/19/30 ..... EUR 1,800 2,080,049
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.753%, 07/13/26(*) ... 1,550 1,565,775
Ω SOFR+1.13%, FRN,
5.484%, 01/23/27(*) ... 2,210 2,225,369
Ω 4.753% 07/13/27 ..... 405 407,017
Ω SOFRINDX+1.07%, FRN,
5.414%, 02/16/28(*) ... 8,086 8,157,975
Ω 5.790% 07/13/28 ..... 2,495 2,586,034
2.625% 11/06/29, MTN EUR 2,900 3,272,275
5.538% 01/22/30 ..... 19,559 20,225,520
Ω
# 5.538% 01/22/30 ..... 1,266 1,309,205
Ω SOFRINDX+1.23%, FRN,
5.584%, 01/22/30(*) ... 2,349 2,362,382
BNP Paribas SA
Face
Amount^
Value
(000)
FRANCE — (Continued)
Ω 3.500% 11/16/27 ..... 500 $ 488,631
1.875% 12/14/27 ..... GBP 1,500 1,873,839
Ω 4.400% 08/14/28 ..... 4,091 4,074,198
3.625% 09/01/29, MTN EUR 800 943,485
Bouygues SA
0.500% 02/11/30 ..... EUR 300 309,370
BPCE SA
Ω SOFR+0.96%, FRN,
5.317%, 09/25/25(*) ... 1,050 1,051,207
Ω 1.000% 01/20/26 ..... 1,062 1,044,358
Ω 4.750% 07/19/27 ..... 1,551 1,559,968
Ω 3.250% 01/11/28 ..... 2,150 2,089,094
3.250% 01/11/28, MTN 2,000 1,943,343
Ω 5.125% 01/18/28 ..... 2,818 2,859,196
4.375% 07/13/28, MTN EUR 1,800 2,164,842
Ω 5.281% 05/30/29 ..... 1,000 1,026,026
Ω
# 2.700% 10/01/29 ..... 4,242 3,935,802
0.625% 01/15/30 ..... EUR 1,400 1,458,784
Bpifrance SACA
0.050% 09/26/29 ..... EUR 2,000 2,056,715
Caisse d'Amortissement de la
Dette Sociale
3.125% 03/01/30, MTN EUR 700 818,245
2.875% 05/25/30, MTN EUR 8,400 9,700,394
Caisse des Depots et
Consignations
3.000% 05/25/29, MTN EUR 2,000 2,324,689
Credit Agricole SA
Ω SOFR+1.29%, FRN,
5.645%, 07/05/26(*) ... 4,972 5,016,394
Ω 4.125% 01/10/27 ..... 625 621,404
Ω SOFR+0.87%, FRN,
5.223%, 03/11/27(*) ... 13,350 13,386,605
Ω 5.301% 07/12/28 ..... 4,909 5,033,161
5.301% 07/12/28 ..... 800 820,234
1.750% 03/05/29, MTN EUR 500 551,378
1.000% 07/03/29, MTN EUR 1,100 1,180,777
4.125% 03/07/30, MTN EUR 1,200 1,449,724
Credit Mutuel Arkea SA
1.125% 05/23/29, MTN EUR 800 861,800
Electricite de France SA
4.500% 09/21/28 ..... 2,000 1,993,768
4.625% 04/26/30, MTN EUR 300 367,923
Engie SA
3.625% 01/11/30, MTN EUR 200 235,797
French Republic Government
Bond OAT
Ω 2.750% 02/25/30 ..... EUR 1,300 1,498,304
Ω 2.500% 05/25/30 ..... EUR 1,000 1,138,814
Gecina SA
1.625% 03/14/30, MTN EUR 500 542,954
ICADE
1.000% 01/19/30 ..... EUR 600 623,798
JCDecaux SE

29
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
1.625% 02/07/30 ..... EUR 300 $ 321,780
Kering SA
1.875% 05/05/30, MTN EUR 600 650,586
Klepierre SA
2.000% 05/12/29, MTN EUR 400 445,204
LVMH Moet Hennessy Louis
Vuitton SE
3.375% 02/05/30, MTN EUR 200 235,200
Pernod Ricard SA
0.125% 10/04/29, MTN EUR 500 511,765
1.750% 04/08/30 ..... EUR 1,000 1,086,047
Praemia Healthcare SACA
0.875% 11/04/29 ..... EUR 700 731,307
RCI Banque SA
3.375% 07/26/29, MTN EUR 680 786,250
4.875% 10/02/29, MTN EUR 420 512,667
SFIL SA
3.125% 09/17/29, MTN EUR 2,500 2,908,279
Societe Generale SA
Ω
# 4.000% 01/12/27 ..... 1,803 1,785,251
0.875% 09/24/29, MTN EUR 800 842,779
Ω 3.000% 01/22/30 ..... 550 509,790
TotalEnergies Capital Canada,
Ltd.
2.125% 09/18/29, MTN EUR 2,400 2,685,123
TotalEnergies Capital
International SA
# 3.455% 02/19/29 ..... 2,996 2,925,678
# 2.829% 01/10/30 ..... 10,789 10,192,215
Vinci SA
Ω 3.750% 04/10/29 ..... 3,800 3,709,021
3.750% 04/10/29 ..... 15,000 14,640,872
WEA Finance LLC
Ω 4.125% 09/20/28 ..... 2,500 2,450,141
Ω 3.500% 06/15/29 ..... 927 888,423
TOTAL FRANCE .......... 187,899,000
GERMANY — (4.8%)
Bayer AG
4.250% 08/26/29, MTN EUR 250 300,147
1.125% 01/06/30 ..... EUR 2,300 2,423,200
Bayer Capital Corp. BV
2.125% 12/15/29 ..... EUR 100 110,313
Bayer US Finance II LLC
Ω 5.500% 08/15/25 ..... 316 316,061
Ω 4.250% 12/15/25 ..... 350 349,108
Ω 4.375% 12/15/28 ..... 18,762 18,534,768
4.375% 12/15/28 ..... 3,000 2,964,792
Bayer US Finance LLC
Ω 6.250% 01/21/29 ..... 5,384 5,640,947
BMW Finance NV
Ω 2.850% 08/14/29 ..... 1,000 937,108
BMW US Capital LLC
Ω SOFRINDX+0.62%, FRN,
4.960%, 08/11/25(*) ... 3,600 3,600,511
Face
Amount^
Value
(000)
GERMANY — (Continued)
Ω SOFRINDX+0.55%, FRN,
4.907%, 04/02/26(*) ... 10,102 $ 10,109,609
Ω 1.250% 08/12/26 ..... 173 167,314
Ω SOFRINDX+0.80%, FRN,
5.142%, 08/13/26(*) ... 1,141 1,143,900
Ω SOFRINDX+0.78%, FRN,
5.137%, 03/19/27(*) ... 295 295,207
Ω SOFRINDX+0.92%, FRN,
5.277%, 03/21/28(*) ... 500 501,384
Ω 3.750% 04/12/28 ..... 1,750 1,722,384
Ω 3.950% 08/14/28 ..... 700 690,499
Ω 4.900% 04/02/29 ..... 6,300 6,375,977
Ω 3.625% 04/18/29 ..... 1,525 1,478,475
Ω
# 4.650% 08/13/29 ..... 13,308 13,332,702
Ω 5.050% 03/21/30 ..... 2,450 2,496,671
Ω 4.150% 04/09/30 ..... 1,730 1,698,836
Continental AG
3.500% 10/01/29, MTN EUR 1,010 1,182,866
Daimler Truck Finance Canada,
Inc.
5.180% 09/19/25 ..... CAD 4,100 2,972,652
Daimler Truck Finance North
America LLC
Ω 5.600% 08/08/25 ..... 500 500,080
Ω SOFR+0.96%, FRN,
5.317%, 09/25/27(*) ... 2,875 2,882,910
Ω 5.125% 01/19/28 ..... 5,301 5,366,178
Ω 5.400% 09/20/28 ..... 4,510 4,616,431
Ω 2.375% 12/14/28 ..... 1,628 1,516,667
Ω
# 5.125% 09/25/29 ..... 4,327 4,402,000
Ω 5.250% 01/13/30 ..... 4,554 4,652,794
Daimler Truck International
Finance BV
3.875% 06/19/29, MTN EUR 700 831,800
Deutsche Bahn AG
1.875% 05/24/30, MTN EUR 200 222,132
Deutsche Bank AG
1.686% 03/19/26 ..... 91 89,390
5.371% 09/09/27 ..... 171 174,496
5.414% 05/10/29 ..... 21,145 21,808,623
Deutsche Boerse AG
3.750% 09/28/29 ..... EUR 200 238,489
Deutsche Post AG
3.000% 03/24/30, MTN EUR 1,035 1,194,436
E.ON SE
3.125% 03/05/30, MTN EUR 540 628,766
EnBW International Finance B.V.
3.000% 05/20/29, MTN EUR 1,700 1,969,636
Fresenius Medical Care US
Finance III, Inc.
Ω 3.750% 06/15/29 ..... 7,000 6,696,702
Fresenius SE & Co. KGaA
5.000% 11/28/29, MTN EUR 1,000 1,234,589
Hamburg Commercial Bank AG
3.500% 01/31/30, MTN EUR 1,397 1,619,699

30
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
Knorr-Bremse AG
3.000% 09/30/29, MTN EUR 800 $ 922,730
Kreditanstalt fuer Wiederaufbau
4.200% 02/08/29, MTN AUD 13,800 8,991,822
Landwirtschaftliche Rentenbank
4.000% 01/19/28 ..... AUD 1,500 972,176
3.250% 04/12/28, MTN AUD 1,100 699,331
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.57%, FRN,
4.910%, 08/01/25(*) ... 2,644 2,644,000
Ω SOFR+0.67%, FRN,
5.026%, 01/09/26(*) ... 700 700,785
Ω SOFR+0.63%, FRN,
4.986%, 07/31/26(*) ... 1,950 1,955,291
Ω SOFR+0.78%, FRN,
5.139%, 04/01/27(*) ... 200 200,099
Ω SOFR+0.85%, FRN,
5.193%, 11/15/27(*) ... 720 720,626
Ω SOFR+0.93%, FRN,
5.290%, 03/31/28(*) ... 787 789,575
5.100% 08/03/28 ..... 5,000 5,087,148
Ω 4.850% 01/11/29 ..... 1,415 1,428,046
Ω 4.300% 02/22/29 ..... 200 198,356
Ω 4.800% 08/01/29 ..... 5,011 5,056,161
Ω 3.100% 08/15/29 ..... 193 182,610
Ω
# 5.100% 11/15/29 ..... 18,634 18,963,275
Ω 5.000% 04/01/30 ..... 150 152,163
Siemens
Financieringsmaatschappij NV
Ω 6.125% 08/17/26 ..... 2 2,037
Ω 1.700% 03/11/28 ..... 14,982 14,064,577
Sixt SE
3.250% 01/22/30, MTN EUR 600 693,110
State of Lower Saxony
0.125% 01/10/30 ..... EUR 477 491,652
State of Saxony-Anhalt
2.450% 02/13/30 ..... EUR 200 228,348
T-Mobile USA, Inc.
4.200% 10/01/29 ..... 157 155,411
3.875% 04/15/30 ..... 302 292,708
Traton Finance Luxembourg SA
3.750% 03/27/30, MTN EUR 600 699,391
Volkswagen Group of America
Finance LLC
Ω SOFR+0.83%, FRN,
5.187%, 03/20/26(*) ... 3,298 3,300,873
Ω SOFR+1.06%, FRN,
5.403%, 08/14/26(*) ... 742 744,258
Ω SOFR+1.06%, FRN,
5.419%, 03/25/27(*) ... 359 359,123
Ω 4.350% 06/08/27 ..... 359 356,381
Ω 5.650% 09/12/28 ..... 1,830 1,873,604
Ω 4.750% 11/13/28 ..... 1,532 1,524,408
Ω 6.200% 11/16/28 ..... 570 590,781
Face
Amount^
Value
(000)
GERMANY — (Continued)
Ω 5.250% 03/22/29 ..... 6,468 $ 6,538,165
Ω 4.600% 06/08/29 ..... 4,466 4,410,682
Ω 4.950% 08/15/29 ..... 5,767 5,775,789
Ω 5.350% 03/27/30 ..... 3,991 4,049,582
Ω 3.750% 05/13/30 ..... 1,633 1,547,124
TOTAL GERMANY ........ 237,353,447
IRELAND — (1.1%)
Accenture Capital, Inc.
4.050% 10/04/29 ..... 44,409 43,921,476
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
4.450% 10/01/25 ..... 624 623,662
2.450% 10/29/26 ..... 718 698,974
3.650% 07/21/27 ..... 1,124 1,104,977
4.625% 10/15/27 ..... 700 699,948
3.875% 01/23/28 ..... 1,300 1,278,595
5.750% 06/06/28 ..... 927 954,996
3.000% 10/29/28 ..... 1,860 1,770,130
4.625% 09/10/29 ..... 4,527 4,513,743
TOTAL IRELAND .......... 55,566,501
ITALY — (0.8%)
Autostrade per l'Italia SpA
1.875% 09/26/29, MTN EUR 460 507,622
Banco BPM SpA
3.375% 01/21/30, MTN EUR 1,620 1,893,187
Enel Finance International NV
Ω 7.050% 10/14/25 ..... 307 308,194
7.050% 10/14/25 ..... 840 843,267
Ω 3.500% 04/06/28 ..... 1,482 1,442,867
Eni SpA
4.750% 09/12/28 ..... 6,770 6,811,512
Ω 4.750% 09/12/28 ..... 11,940 12,015,979
0.625% 01/23/30, MTN EUR 1,900 1,972,146
Eni USA, Inc.
7.300% 11/15/27 ..... 6,484 6,869,249
Iccrea Banca SpA
3.375% 01/30/30, MTN EUR 540 629,001
Intesa Sanpaolo SpA
Ω 7.000% 11/21/25 ..... 700 704,325
Ω 3.875% 01/12/28 ..... 250 244,638
Ω 4.000% 09/23/29 ..... 500 486,146
5.250% 01/13/30, MTN EUR 2,860 3,599,146
Italgas SpA
2.875% 03/06/30, MTN EUR 200 228,144
Snam SpA
2.605% 12/07/28, MTN EUR 290 304,555
4.000% 11/27/29, MTN EUR 1,300 1,560,114
TOTAL ITALY ............ 40,420,092
JAPAN — (5.2%)
7-Eleven, Inc.
Ω 1.300% 02/10/28 ..... 10,450 9,681,645
1.300% 02/10/28 ..... 200 185,295
Aircastle, Ltd.

31
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
Ω 5.250% 08/11/25 ..... 2,550 $ 2,550,000
Ω 2.850% 01/26/28 ..... 400 381,713
Ω 6.500% 07/18/28 ..... 1,873 1,956,836
Ω 5.950% 02/15/29 ..... 10,642 11,008,558
American Honda Finance Corp.
SOFR+0.60%, FRN,
4.943%, 08/14/25(*) ... 5,597 5,597,632
SOFRINDX+0.79%, FRN,
5.146%, 10/03/25(*) ... 1,495 1,496,630
SOFR+0.71%, FRN,
5.063%, 01/09/26(*) ... 2,327 2,331,135
SOFR+0.92%, FRN,
5.273%, 01/12/26(*) ... 2,481 2,487,578
SOFR+0.50%, FRN,
4.853%, 01/12/26(*) ... 370 370,328
SOFR+0.55%, FRN,
4.890%, 05/11/26(*) ... 500 500,598
SOFR+0.55%, FRN,
4.895%, 05/21/26(*) ... 282 282,341
SOFRINDX+0.72%, FRN,
5.075%, 10/05/26(*) ... 2,438 2,442,579
SOFR+0.77%, FRN,
5.123%, 03/12/27(*) ... 3,579 3,583,704
SOFR+0.71%, FRN,
5.063%, 07/09/27(*) ... 1,802 1,799,993
SOFR+0.72%, FRN,
5.074%, 10/22/27(*) ... 1,903 1,899,895
SOFR+0.82%, FRN,
5.171%, 03/03/28(*) ... 3,442 3,447,876
2.250% 01/12/29 ..... 1,406 1,306,083
4.900% 03/13/29 ..... 1,034 1,047,882
4.400% 09/05/29 ..... 9,570 9,528,396
4.800% 03/05/30 ..... 5,271 5,313,632
4.600% 04/17/30 ..... 1,498 1,496,993
Aviation Capital Group LLC
6.750% 10/25/28 ..... 2,300 2,436,591
Ω 5.375% 07/15/29 ..... 6,445 6,554,788
5.375% 07/15/29 ..... 5,000 5,085,173
Ω 5.125% 04/10/30 ..... 2,612 2,630,573
JT International Financial
Services BV
3.875% 09/28/28, MTN 5,000 4,904,075
Mitsubishi UFJ Financial Group,
Inc.
2.757% 09/13/26 ..... 619 607,634
3.195% 07/18/29 ..... 2,351 2,240,694
2.559% 02/25/30 ..... 4,191 3,840,536
2.048% 07/17/30 ..... 1,600 1,417,637
Mizuho Financial Group, Inc.
3.477% 04/12/26 ..... 300 297,865
Ω
# 3.477% 04/12/26 ..... 2,718 2,698,655
2.839% 09/13/26 ..... 188 184,643
0.402% 09/06/29, MTN EUR 6,000 6,244,778
0.797% 04/15/30, MTN EUR 3,550 3,683,166
Nomura Holdings, Inc.
Face
Amount^
Value
(000)
JAPAN — (Continued)
2.329% 01/22/27 ..... 1,102 $ 1,065,814
SOFR+1.25%, FRN,
5.610%, 07/02/27(*) ... 3,448 3,479,817
5.842% 01/18/28 ..... 500 514,112
6.070% 07/12/28 ..... 678 705,083
2.172% 07/14/28 ..... 2,905 2,712,208
2.710% 01/22/29 ..... 400 374,783
5.605% 07/06/29 ..... 450 464,013
3.103% 01/16/30 ..... 6,513 6,063,034
3.459% 05/28/30, MTN EUR 3,800 4,406,456
NTT Finance Corp.
Ω 1.591% 04/03/28 ..... 695 645,129
Ω 5.110% 07/02/29 ..... 1,150 1,169,710
0.342% 03/03/30 ..... EUR 300 305,741
ORIX Corp.
# 5.000% 09/13/27 ..... 2,377 2,397,974
3.780% 05/29/29, MTN EUR 1,000 1,174,523
4.650% 09/10/29 ..... 11,673 11,698,315
Protective Life Corp.
Ω 4.300% 09/30/28 ..... 7,891 7,832,219
Ω 3.400% 01/15/30 ..... 2,790 2,648,316
Sumitomo Mitsui Financial
Group, Inc.
SOFR+1.43%, FRN,
5.783%, 01/13/26(*) ... 1,195 1,201,029
SOFR+1.30%, FRN,
5.653%, 07/13/26(*) ... 1,825 1,839,365
SOFR+0.88%, FRN,
5.233%, 01/14/27(*) ... 400 402,282
5.520% 01/13/28 ..... 500 513,916
3.544% 01/17/28 ..... 800 784,957
5.800% 07/13/28 ..... 400 415,464
3.944% 07/19/28 ..... 239 236,496
5.716% 09/14/28 ..... 844 874,563
1.902% 09/17/28 ..... 1,600 1,481,030
2.472% 01/14/29 ..... 590 552,793
5.316% 07/09/29 ..... 3,333 3,425,739
SOFR+1.17%, FRN,
5.526%, 07/09/29(*) ... 6,960 7,028,208
3.040% 07/16/29 ..... 13,481 12,747,206
2.724% 09/27/29 ..... 500 467,772
5.710% 01/13/30 ..... 4,866 5,084,970
2.750% 01/15/30 ..... 5,168 4,782,871
5.240% 04/15/30 ..... 1,331 1,365,608
2.130% 07/08/30 ..... 1,850 1,645,125
Sumitomo Mitsui Trust Bank, Ltd.
Ω
# 4.800% 09/15/25 ..... 462 461,981
Ω SOFR+1.15%, FRN,
5.503%, 09/14/26(*) ... 2,829 2,855,599
Ω 1.350% 09/16/26 ..... 338 326,499
Ω SOFR+0.98%, FRN,
5.330%, 09/10/27(*) ... 3,795 3,833,405
Ω 5.550% 09/14/28 ..... 2,947 3,045,172
Ω 5.200% 03/07/29 ..... 5,132 5,247,597

32
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
Ω 4.500% 09/10/29 ..... 1,209 $ 1,208,292
Ω SOFR+0.99%, FRN,
5.342%, 03/13/30(*) ... 1,650 1,666,450
Ω 4.700% 03/13/30 ..... 852 857,882
Toyota Finance Australia, Ltd.
3.386% 03/18/30, MTN EUR 2,892 3,391,344
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
5.003%, 09/11/25(*) ... 1,300 1,300,754
SOFR+0.65%, FRN,
5.005%, 01/05/26(*) ... 365 365,558
SOFR+0.45%, FRN,
4.793%, 05/15/26(*) ... 2,100 2,101,837
SOFRINDX+0.89%, FRN,
5.234%, 05/18/26(*) ... 3,815 3,831,805
SOFR+0.77%, FRN,
5.110%, 08/07/26(*) ... 107 107,503
SOFR+0.65%, FRN,
5.007%, 03/19/27(*) ... 11,733 11,755,204
4.650% 01/05/29, MTN 717 723,742
5.050% 05/16/29 ..... 906 927,997
4.550% 08/09/29 ..... 1,126 1,133,317
4.950% 01/09/30 ..... 925 944,026
2.150% 02/13/30 ..... 1,562 1,417,294
3.375% 04/01/30, MTN 4,279 4,088,474
4.800% 05/15/30 ..... 1,200 1,217,207
4.550% 05/17/30 ..... 700 702,442
TOTAL JAPAN ............ 259,542,152
LUXEMBOURG — (0.2%)
ArcelorMittal SA
4.550% 03/11/26 ..... 414 413,303
6.550% 11/29/27 ..... 1,752 1,821,184
3.125% 12/13/28, MTN EUR 1,320 1,524,188
Eurofins Scientific SE
4.000% 07/06/29 ..... EUR 300 354,421
JDE Peet's NV
4.125% 01/23/30, MTN EUR 200 238,521
SELP Finance Sarl
0.875% 05/27/29 ..... EUR 3,620 3,816,759
Vier Gas Transport GmbH
0.125% 09/10/29, MTN EUR 800 817,876
TOTAL LUXEMBOURG ..... 8,986,252
NETHERLANDS — (3.0%)
ABN AMRO Bank NV
0.500% 09/23/29, MTN EUR 800 832,511
4.250% 02/21/30, MTN EUR 4,300 5,187,911
BNG Bank NV
Ω SOFRINDX+1.00%, FRN,
5.355%, 08/05/26(*) ... 260 261,768
3.300% 07/17/28, MTN AUD 18,983 12,036,769
3.300% 04/26/29, MTN AUD 1,700 1,068,416
4.750% 02/01/30 ..... 10,000 10,293,995
Ω 4.750% 02/01/30 ..... 15,000 15,443,604
2.500% 05/21/30, MTN EUR 900 1,027,749
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
Cooperatieve Rabobank UA
SOFRINDX+0.71%, FRN,
5.063%, 01/09/26(*) ... 3,080 $ 3,086,842
SOFRINDX+0.62%, FRN,
4.969%, 08/28/26(*) ... 5,351 5,370,772
SOFRINDX+0.90%, FRN,
5.255%, 10/05/26(*) ... 7,125 7,180,493
SOFRINDX+0.71%, FRN,
5.060%, 03/05/27(*) ... 1,435 1,441,009
SOFR+0.59%, FRN,
4.938%, 05/27/27(*) ... 360 360,885
SOFR+0.60%, FRN,
4.953%, 01/21/28(*) ... 1,145 1,147,519
BBSW3M+1.15%, FRN,
4.883%, 11/21/28(*) ... AUD 1,000 651,349
5.051% 02/26/29, MTN AUD 15,000 9,921,676
# 4.494% 10/17/29 ..... 19,644 19,755,442
SOFRINDX+0.89%, FRN,
5.244%, 10/17/29(*) ... 5,495 5,520,026
CTP NV
1.250% 06/21/29, MTN EUR 11,100 11,826,621
ING Groep NV
Ω 4.625% 01/06/26 ..... 2,434 2,433,993
2.000% 09/20/28, MTN EUR 2,000 2,252,982
4.550% 10/02/28 ..... 6,978 6,991,606
4.050% 04/09/29 ..... 9,601 9,456,620
Nederlandse Waterschapsbank
NV
3.450% 07/17/28, MTN AUD 17,500 11,143,411
2.500% 05/22/30, MTN EUR 2,972 3,394,103
Stedin Holding NV
0.500% 11/14/29, MTN EUR 2,160 2,247,222
TOTAL NETHERLANDS .... 150,335,294
NEW ZEALAND — (0.2%)
New Zealand Government Bond
4.500% 05/15/30 ..... NZD 4,600 2,794,879
New Zealand Local Government
Funding Agency Bond
4.700% 08/01/28, MTN AUD 8,000 5,264,880
TOTAL NEW ZEALAND ..... 8,059,759
NORWAY — (1.1%)
Aker BP ASA
Ω 5.600% 06/13/28 ..... 6,132 6,307,175
Ω 3.750% 01/15/30 ..... 24,190 23,079,979
Equinor ASA
3.125% 04/06/30 ..... 400 379,213
2.375% 05/22/30 ..... 445 407,428
Kommunalbanken A/S
Ω SOFRINDX+1.00%, FRN,
5.353%, 06/17/26(*) ... 6,810 6,849,527
4.350% 01/18/28, MTN AUD 8,140 5,304,448
Ω SOFRINDX+0.40%, FRN,
4.751%, 03/03/28(*) ... 6,300 6,303,968
3.400% 07/24/28, MTN AUD 1,400 889,995

33
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
NORWAY — (Continued)
3.625% 09/04/29, MTN 2,000 $ 1,968,627
Statnett SF
1.250% 04/26/30, MTN EUR 2,600 2,768,768
TOTAL NORWAY ......... 54,259,128
SINGAPORE — (0.0%)
DBS Group Holdings, Ltd.
Ω SOFR+0.60%, FRN,
4.955%, 03/21/28(*) ... 1,530 1,535,034
TOTAL SINGAPORE ....... 1,535,034
SPAIN — (1.1%)
Acciona Energia Financiacion
Filiales SA
3.750% 04/25/30, MTN EUR 5,000 5,887,769
Amadeus IT Group SA
3.375% 03/25/30, MTN EUR 200 232,480
Avangrid, Inc.
3.800% 06/01/29 ..... 600 584,725
Banco Bilbao Vizcaya Argentaria
SA
1.125% 09/18/25 ..... 1,000 995,383
5.381% 03/13/29 ..... 14,800 15,209,281
4.375% 10/14/29, MTN EUR 400 488,111
3.625% 06/07/30 ..... EUR 200 236,677
Banco Santander SA
5.588% 08/08/28 ..... 4,395 4,528,965
6.607% 11/07/28 ..... 1,600 1,699,985
3.875% 04/22/29, MTN EUR 5,400 6,402,286
3.306% 06/27/29 ..... 1,200 1,146,048
5.565% 01/17/30 ..... 1,400 1,447,773
3.490% 05/28/30 ..... 600 568,513
CaixaBank SA
3.750% 09/07/29, MTN EUR 3,300 3,933,115
Criteria Caixa SA
3.500% 10/02/29 ..... EUR 1,900 2,217,058
Inmobiliaria Colonial Socimi SA
3.250% 01/22/30, MTN EUR 100 115,834
New York State Electric & Gas
Corp.
Ω 5.650% 08/15/28 ..... 4,325 4,477,021
Santander UK PLC
3.346% 03/25/30, MTN EUR 1,100 1,278,624
TOTAL SPAIN ............ 51,449,648
SUPRANATIONAL — (5.8%)
African Development Bank
3.350% 08/08/28, MTN AUD 7,830 4,972,420
3.500% 09/18/29 ..... 240 235,437
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.353%, 06/16/26(*) ... 84 84,547
SOFRINDX+1.00%, FRN,
5.346%, 08/27/26(*) ... 2,755 2,780,098
SOFRINDX+1.00%, FRN,
5.359%, 04/06/27(*) ... 2,138 2,164,466
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.30%, FRN,
4.655%, 06/20/28(*) ... 5,335 $ 5,329,272
3.300% 08/08/28, MTN AUD 2,000 1,270,584
Asian Infrastructure Investment
Bank (The)
Ω SOFR+0.22%, FRN,
4.573%, 04/15/26(*) ... 450 450,145
Ω SOFRINDX+0.62%, FRN,
4.962%, 08/16/27(*) ... 1,015 1,022,081
SOFRINDX+0.62%, FRN,
4.962%, 08/16/27(*) ... 87 87,607
Council Of Europe Development
Bank
4.125% 01/24/29 ..... 595 597,430
0.050% 01/21/30, MTN EUR 200 205,345
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
3.350% 05/21/29, MTN AUD 8,600 5,397,065
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.543%, 04/14/26(*) ... 3,385 3,384,052
SOFRINDX+0.33%, FRN,
4.673%, 02/20/28(*) ... 10,825 10,836,442
4.125% 01/25/29 ..... 205 206,026
SOFRINDX+0.30%, FRN,
4.644%, 02/16/29(*) ... 13,118 13,104,913
SOFRINDX+0.42%, FRN,
4.774%, 07/22/30(*) ... 12,764 12,781,722
European Financial Stability
Facility
0.125% 03/18/30 ..... EUR 114 117,200
European Investment Bank
SOFRINDX+0.32%, FRN,
4.660%, 08/14/29(*) ... 395 395,292
4.000% 04/15/30, MTN EUR 1,000 1,222,039
European Union
2.875% 10/05/29 ..... EUR 1,500 1,749,015
1.625% 12/04/29, MTN EUR 2,000 2,216,613
Inter-American Development
Bank
SOFRINDX+0.20%, FRN,
4.540%, 02/10/26(*) ... 747 747,627
SOFRINDX+0.17%, FRN,
4.523%, 09/16/26(*) ... 6,677 6,677,133
SOFRINDX+0.28%, FRN,
4.633%, 04/12/27(*) ... 6,189 6,191,283
SOFRINDX+0.35%, FRN,
4.709%, 10/04/27(*) ... 11,685 11,707,229
SOFRINDX+0.27%, FRN,
4.625%, 03/20/28(*) ... 8,040 8,035,049
1.000% 08/04/28, MTN AUD 5,693 3,382,606

34
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.35%, FRN,
4.709%, 10/05/28(*) ... 12,250 $ 12,261,269
SOFRINDX+0.30%, FRN,
4.641%, 02/15/29(*) ... 4,190 4,181,075
SOFRINDX+0.37%, FRN,
4.727%, 08/01/29(*) ... 21,131 21,147,866
3.500% 09/14/29 ..... 114 111,892
SOFRINDX+0.39%, FRN,
4.742%, 03/13/30(*) ... 15,333 15,326,755
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
4.664%, 09/18/25(*) ... 5,446 5,445,619
SOFRINDX+0.18%, FRN,
4.533%, 06/15/26(*) ... 442 441,814
SOFRINDX+0.31%, FRN,
4.666%, 09/23/26(*) ... 9,458 9,466,721
SOFRINDX+0.37%, FRN,
4.723%, 01/12/27(*) ... 4,851 4,859,201
SOFRINDX+0.28%, FRN,
4.625%, 02/23/27(*) ... 542 542,499
SOFRINDX+0.27%, FRN,
4.623%, 06/15/27(*) ... 3,675 3,675,796
SOFRINDX+0.43%, FRN,
4.773%, 08/19/27(*) ... 8,960 8,988,314
SOFRINDX+0.28%, FRN,
4.622%, 11/18/27(*) ... 2,240 2,241,508
SOFRINDX+0.30%, FRN,
4.641%, 05/15/28(*) ... 22,908 22,910,826
SOFRINDX+0.29%, FRN,
4.634%, 11/22/28(*) ... 7,345 7,333,689
SOFRINDX+0.30%, FRN,
4.653%, 01/24/29(*) ... 7,260 7,241,659
International Development
Association
Ω 0.375% 09/23/25 ..... 125 124,256
Ω 4.375% 11/27/29 ..... 500 506,603
International Finance Corp.
SOFRINDX+0.28%, FRN,
4.633%, 03/16/26(*) ... 1,065 1,065,479
SOFRINDX+0.27%, FRN,
4.625%, 07/30/27(*),
MTN ............... 4,947 4,950,117
0.750% 05/24/28 ..... AUD 1,000 593,249
SOFRINDX+0.31%, FRN,
4.660%, 08/28/28(*),
MTN ............... 28,571 28,575,151
4.600% 10/19/28 ..... AUD 3,000 1,981,940
3.150% 06/26/29, MTN AUD 5,000 3,134,964
SOFRINDX+0.36%, FRN,
4.706%, 08/28/29(*) ... 5,077 5,074,147
Nordic Investment Bank
0.375% 09/11/25 ..... 205 204,037
SOFRINDX+1.00%, FRN,
5.340%, 05/12/26(*) ... 1,740 1,750,885
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
4.100% 06/08/28 ..... AUD 5,000 $ 3,238,559
TOTAL SUPRANATIONAL .. 284,726,628
SWEDEN — (1.8%)
Autoliv, Inc.
3.625% 08/07/29, MTN EUR 1,380 1,615,350
Castellum Helsinki Finance
Holding Abp
0.875% 09/17/29, MTN EUR 100 104,183
Electrolux AB
2.500% 05/18/30, MTN EUR 2,200 2,401,786
Lansforsakringar Bank AB
3.250% 01/22/30, MTN EUR 3,400 3,931,068
Securitas Treasury Ireland DAC
3.875% 02/23/30, MTN EUR 500 590,581
Skandinaviska Enskilda Banken
AB
Ω SOFR+0.89%, FRN,
5.240%, 03/05/27(*) ... 3,516 3,539,410
Ω SOFR+0.75%, FRN,
5.101%, 06/02/28(*) ... 713 717,357
4.375% 11/06/28, MTN EUR 4,250 5,120,980
Ω 5.375% 03/05/29 ..... 2,025 2,081,108
0.625% 11/12/29, MTN EUR 210 218,219
3.375% 03/19/30, MTN EUR 6,500 7,561,385
Svensk Exportkredit AB
SOFRINDX+1.00%, FRN,
5.355%, 08/03/26(*) ... 11,547 11,633,891
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
5.604%, 06/15/26(*) ... 2,100 2,116,708
Ω SOFR+0.66%, FRN,
5.009%, 05/28/27(*) ... 6,400 6,420,102
5.000% 03/02/28, MTN AUD 5,000 3,286,783
BBSW3M+1.05%, FRN,
4.755%, 03/02/28(*) ... AUD 6,000 3,889,245
Ω SOFR+0.74%, FRN,
5.086%, 05/23/28(*) ... 1,620 1,630,308
Ω 5.500% 06/15/28 ..... 8,962 9,220,138
5.500% 06/15/28 ..... 1,000 1,028,804
1.375% 02/23/29, MTN EUR 200 218,034
2.625% 09/05/29 ..... EUR 2,000 2,290,711
Swedbank AB
3.750% 11/14/25, MTN EUR 2,000 2,299,381
2.875% 04/30/29, MTN EUR 1,100 1,260,003
3.250% 09/24/29, MTN EUR 5,540 6,411,258
Ω SOFR+1.03%, FRN,
5.375%, 11/20/29(*) ... 2,232 2,265,929
Tele2 AB
3.750% 11/22/29, MTN EUR 500 589,732
Volvo Treasury AB
3.125% 02/08/29, MTN EUR 2,200 2,552,963
3.125% 08/26/29, MTN EUR 3,850 4,472,196
TOTAL SWEDEN .......... 89,467,613

35
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
SWITZERLAND — (0.2%)
ABB Finance BV
2.716% 01/19/30, MTN EUR 2,200 $ 2,235,080
Sandoz Finance BV
3.250% 09/12/29 ..... EUR 500 580,115
4.220% 04/17/30 ..... EUR 300 362,290
Sika Capital BV
3.750% 05/03/30 ..... EUR 850 1,009,533
Swiss Life Finance I AG
3.250% 08/31/29 ..... EUR 300 350,151
Tyco Electronics Group SA
4.625% 02/01/30 ..... 500 504,211
UBS AG
SOFR+0.93%, FRN,
5.283%, 09/11/25(*) ... 2,630 2,632,446
1.250% 06/01/26 ..... 50 48,667
5.650% 09/11/28 ..... 575 596,978
UBS Group AG
Ω 4.125% 09/24/25 ..... 1,575 1,573,490
Ω 4.125% 04/15/26 ..... 601 599,684
TOTAL SWITZERLAND ..... 10,492,645
UNITED KINGDOM — (3.3%)
Ashtead Capital, Inc.
Ω 1.500% 08/12/26 ..... 2,230 2,158,031
AstraZeneca PLC
4.000% 01/17/29 ..... 167 165,595
Barclays PLC
4.375% 01/12/26 ..... 650 649,510
BAT Capital Corp.
2.259% 03/25/28 ..... 1,246 1,176,735
3.462% 09/06/29 ..... 300 287,646
BAT International Finance PLC
1.668% 03/25/26 ..... 51 50,007
4.448% 03/16/28 ..... 3,751 3,738,840
5.931% 02/02/29 ..... 5,000 5,223,464
3.125% 03/06/29, MTN EUR 2,000 2,312,988
2.250% 01/16/30, MTN EUR 6,670 7,389,069
British Telecommunications PLC
Ω 3.250% 11/08/29 ..... 250 237,108
Cadent Finance PLC
0.625% 03/19/30, MTN EUR 500 513,980
CK Hutchison Europe Finance
21, Ltd.
0.750% 11/02/29 ..... EUR 1,000 1,041,765
CK Hutchison International 23,
Ltd.
Ω
# 4.750% 04/21/28 ..... 5,000 5,025,794
Diageo Capital PLC
2.000% 04/29/30 ..... 1,773 1,591,829
HSBC Holdings PLC
4.950% 03/31/30 ..... 7,544 7,664,333
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.311%, 03/04/27(*) ... 6,986 7,034,912
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
SOFR+0.97%, FRN,
5.321%, 06/03/28(*) ... 2,020 $ 2,035,101
Imperial Brands Finance PLC
Ω 5.500% 02/01/30 ..... 3,701 3,805,051
Lloyds Bank Corporate Markets
PLC
3.250% 03/24/30, MTN EUR 1,060 1,234,384
Lloyds Banking Group PLC
# 4.375% 03/22/28 ..... 2,316 2,306,914
4.550% 08/16/28 ..... 1,049 1,050,256
LSEGA Financing PLC
Ω 1.375% 04/06/26 ..... 1,077 1,054,056
1.375% 04/06/26 ..... 425 415,946
Ω 2.000% 04/06/28 ..... 1,200 1,125,594
Motability Operations Group PLC
3.625% 07/24/29, MTN EUR 8,000 9,393,403
4.000% 01/17/30, MTN EUR 900 1,072,797
National Grid North America, Inc.
3.247% 11/25/29, MTN EUR 1,900 2,200,719
3.150% 06/03/30, MTN EUR 1,000 1,148,710
National Grid PLC
0.553% 09/18/29, MTN EUR 600 625,213
Nationwide Building Society
Ω 1.500% 10/13/26 ..... 2,753 2,658,022
Ω 5.127% 07/29/29 ..... 21,133 21,579,384
3.250% 09/05/29, MTN EUR 4,800 5,592,159
3.000% 03/03/30, MTN EUR 6,038 6,938,789
NatWest Group PLC
4.800% 04/05/26 ..... 802 803,126
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
5.244%, 05/17/27(*) ... 2,670 2,686,137
Ω SOFR+0.95%, FRN,
5.307%, 03/21/28(*) ... 3,099 3,116,723
5.899% 08/23/28, MTN AUD 1,950 1,309,680
Ω SOFR+1.14%, FRN,
5.484%, 05/17/29(*) ... 6,630 6,680,463
3.125% 01/10/30, MTN EUR 10,564 12,201,259
Ω SOFR+1.19%, FRN,
5.547%, 03/21/30(*) ... 675 678,178
Reckitt Benckiser Treasury
Services PLC
3.625% 06/20/29, MTN EUR 13,400 15,812,152
RELX Capital, Inc.
4.000% 03/18/29 ..... 700 692,969
4.750% 03/27/30 ..... 550 556,625
SSE PLC
2.875% 08/01/29, MTN EUR 6,960 8,004,593
WPP Finance 2013
3.625% 09/12/29, MTN EUR 120 139,746
TOTAL UNITED KINGDOM .. 163,179,755
UNITED STATES — (45.5%)
3M Co.
3.625% 09/14/28, MTN 7,872 7,711,956

36
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.375% 03/01/29, MTN 3,506 $ 3,388,289
2.375% 08/26/29 ..... 1,787 1,653,476
4.800% 03/15/30 ..... 5,017 5,073,839
3.050% 04/15/30 ..... 1,759 1,652,496
1.750% 05/15/30, MTN 150 162,815
Abbott Laboratories
1.150% 01/30/28 ..... 3,000 2,796,832
AbbVie, Inc.
3.200% 11/21/29 ..... 423 403,253
4.875% 03/15/30 ..... 1,063 1,084,463
AEP Texas, Inc.
Ω 3.850% 10/01/25 ..... 200 199,712
AES Corp. (The)
1.375% 01/15/26 ..... 1,627 1,601,294
5.450% 06/01/28 ..... 1,085 1,102,487
Ω 3.950% 07/15/30 ..... 100 95,195
Air Products and Chemicals, Inc.
2.050% 05/15/30 ..... 2,850 2,561,820
Albemarle New Holding GmbH
1.625% 11/25/28 ..... 400 438,172
Allegion PLC
3.500% 10/01/29 ..... 202 193,100
Allstate Corp. (The)
5.050% 06/24/29 ..... 8,807 8,980,001
Ally Financial, Inc.
2.200% 11/02/28 ..... 6,245 5,764,186
Altria Group, Inc.
3.400% 05/06/30 ..... 125 118,268
Amazon.com, Inc.
1.650% 05/12/28 ..... 3,588 3,359,371
1.500% 06/03/30 ..... 1,954 1,723,791
Amcor Finance USA, Inc.
3.625% 04/28/26 ..... 1,426 1,413,562
4.500% 05/15/28 ..... 1,700 1,697,295
Ameren Corp.
3.650% 02/15/26 ..... 156 155,097
American Electric Power Co.,
Inc.
1.000% 11/01/25 ..... 233 230,852
2.300% 03/01/30 ..... 2,563 2,310,853
American Express Co.
SOFR+0.76%, FRN,
5.102%, 02/13/26(*) ... 5,822 5,832,960
SOFRINDX+0.65%, FRN,
5.005%, 11/04/26(*) ... 9,297 9,320,165
American Medical Systems
Europe BV
3.375% 03/08/29 ..... 1,200 1,405,662
American Tower Corp.
1.300% 09/15/25 ..... 660 657,048
2.750% 01/15/27 ..... 409 398,774
1.500% 01/31/28 ..... 275 255,843
5.250% 07/15/28 ..... 4,225 4,320,387
5.200% 02/15/29 ..... 3,900 3,978,556
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
0.875% 05/21/29 ..... 190 $ 202,523
3.800% 08/15/29 ..... 949 921,482
2.900% 01/15/30 ..... 2,494 2,316,107
5.000% 01/31/30 ..... 8,050 8,173,719
American Water Capital Corp.
3.450% 06/01/29 ..... 2,417 2,338,314
2.800% 05/01/30 ..... 4,222 3,914,095
Ameriprise Financial, Inc.
5.700% 12/15/28 ..... 3,800 3,954,729
Amphenol Corp.
5.050% 04/05/29 ..... 4,600 4,706,235
4.350% 06/01/29 ..... 750 751,563
2.800% 02/15/30 ..... 1,681 1,572,143
Analog Devices, Inc.
4.500% 06/15/30 ..... 550 551,537
Aon Corp.
3.750% 05/02/29 ..... 5,690 5,551,048
2.800% 05/15/30 ..... 2,640 2,447,963
Aon Global, Ltd.
3.875% 12/15/25 ..... 51 50,830
Apple, Inc.
1.200% 02/08/28 ..... 932 869,090
4.000% 05/10/28 ..... 2,600 2,598,501
1.400% 08/05/28 ..... 14,460 13,369,868
3.250% 08/08/29 ..... 2,264 2,191,627
2.200% 09/11/29 ..... 2,803 2,595,486
1.650% 05/11/30 ..... 5,419 4,817,681
4.200% 05/12/30 ..... 2,599 2,601,234
Applied Materials, Inc.
# 1.750% 06/01/30 ..... 100 88,700
Ares Capital Corp.
2.875% 06/15/28 ..... 2,498 2,360,523
5.875% 03/01/29 ..... 12,592 12,859,647
5.950% 07/15/29 ..... 15,129 15,497,014
Arrow Electronics, Inc.
3.875% 01/12/28 ..... 1,172 1,148,485
5.150% 08/21/29 ..... 10,457 10,601,891
Assured Guaranty US Holdings,
Inc.
6.125% 09/15/28 ..... 7,600 7,944,061
AT&T, Inc.
3.150% 06/01/30 ..... 1,000 1,156,187
Athene Holding, Ltd.
4.125% 01/12/28 ..... 1,809 1,793,181
6.150% 04/03/30 ..... 901 954,361
Autodesk, Inc.
2.850% 01/15/30 ..... 12,699 11,843,174
AutoNation, Inc.
1.950% 08/01/28 ..... 8,975 8,320,869
AutoZone, Inc.
3.750% 04/18/29 ..... 140 136,179
AvalonBay Communities, Inc.
2.950% 05/11/26 ..... 129 127,479
1.900% 12/01/28 ..... 450 416,772

37
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.300% 06/01/29, MTN 1,590 $ 1,526,848
2.300% 03/01/30 ..... 1,000 909,093
Avnet, Inc.
4.625% 04/15/26 ..... 237 236,547
6.250% 03/15/28 ..... 8,500 8,817,611
AXIS Specialty Finance PLC
4.000% 12/06/27 ..... 111 109,371
Baker Hughes Holdings LLC
6.875% 01/15/29 ..... 1,136 1,222,265
Baker Hughes Holdings LLC/
Baker Hughes Co-Obligor, Inc.
3.337% 12/15/27 ..... 682 666,176
# 3.138% 11/07/29 ..... 2,550 2,435,537
4.486% 05/01/30 ..... 850 850,267
Bank of America Corp.
3.500% 04/19/26 ..... 54 53,631
Bank of America NA
SOFR+1.02%, FRN,
5.364%, 08/18/26(*) ... 6,147 6,194,325
5.815% 10/30/28, MTN 500 337,338
Bank of New York Mellon Corp.
(The)
1.900% 01/25/29, MTN 150 138,563
3.850% 04/26/29 ..... 1,021 1,009,639
Baxter International, Inc.
2.272% 12/01/28 ..... 736 684,696
Best Buy Co., Inc.
4.450% 10/01/28 ..... 8,541 8,527,110
BG Energy Capital PLC
2.250% 11/21/29, MTN 1,400 1,565,277
Black Hills Corp.
3.050% 10/15/29 ..... 297 277,592
2.500% 06/15/30 ..... 1,350 1,215,924
BlackRock Funding, Inc.
4.700% 03/14/29 ..... 24,378 24,782,843
Blackrock, Inc.
3.250% 04/30/29 ..... 5,570 5,399,304
2.400% 04/30/30 ..... 231 212,336
Block Financial LLC
2.500% 07/15/28 ..... 5,886 5,537,739
Boardwalk Pipelines, LP
4.450% 07/15/27 ..... 272 271,109
4.800% 05/03/29 ..... 140 141,030
Boeing Co. (The)
2.700% 02/01/27 ..... 90 87,431
# 3.200% 03/01/29 ..... 1,335 1,271,646
2.950% 02/01/30 ..... 7,066 6,561,967
Booking Holdings, Inc.
4.250% 05/15/29 ..... 400 482,925
BorgWarner, Inc.
4.950% 08/15/29 ..... 1,179 1,192,647
Boston Properties, LP
3.650% 02/01/26 ..... 2,376 2,363,269
6.750% 12/01/27 ..... 200 208,972
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.500% 12/01/28 ..... 17,588 $ 17,415,522
3.400% 06/21/29 ..... 8,713 8,254,492
2.900% 03/15/30 ..... 1,600 1,469,054
Boston Scientific Corp.
2.650% 06/01/30 ..... 1,950 1,798,171
BP Capital Markets America, Inc.
3.937% 09/21/28 ..... 400 395,174
4.234% 11/06/28 ..... 115 114,636
4.699% 04/10/29 ..... 2,385 2,412,672
4.970% 10/17/29 ..... 10,104 10,315,858
4.868% 11/25/29 ..... 6,505 6,622,639
3.633% 04/06/30 ..... 1,200 1,161,445
BP Capital Markets PLC
1.594% 07/03/28, MTN 3,000 3,348,913
1.637% 06/26/29, MTN 2,500 2,757,995
Brighthouse Financial, Inc.
3.700% 06/22/27 ..... 1,535 1,496,183
5.625% 05/15/30 ..... 1,400 1,402,641
Brixmor Operating Partnership,
LP
4.125% 06/15/26 ..... 2,689 2,678,900
3.900% 03/15/27 ..... 1,462 1,447,025
2.250% 04/01/28 ..... 150 141,481
4.125% 05/15/29 ..... 1,422 1,396,697
Broadcom, Inc.
Ω 4.000% 04/15/29 ..... 400 393,907
Brunswick Corp.
# 5.850% 03/18/29 ..... 25,128 25,826,734
Bunge, Ltd. Finance Corp.
1.630% 08/17/25 ..... 167 166,741
CA, Inc.
4.700% 03/15/27 ..... 64 63,723
Cabot Corp.
3.400% 09/15/26 ..... 231 227,805
Camden Property Trust
4.100% 10/15/28 ..... 4,832 4,799,094
3.150% 07/01/29 ..... 2,300 2,188,908
2.800% 05/15/30 ..... 3,250 3,017,470
Capital One Financial Corp.
3.750% 03/09/27 ..... 2,542 2,515,256
3.650% 05/11/27 ..... 149 146,930
3.800% 01/31/28 ..... 2,537 2,499,530
1.650% 06/12/29 ..... 4,900 5,352,257
Capital One NA
3.450% 07/27/26 ..... 372 368,146
4.650% 09/13/28 ..... 4,023 4,042,205
2.700% 02/06/30 ..... 6,970 6,438,745
Cardinal Health, Inc.
5.000% 11/15/29 ..... 1,126 1,144,161
Cargill, Inc.
Ω 2.125% 04/23/30 ..... 325 293,484
3.875% 04/24/30 ..... 400 478,261
Carrier Global Corp.
2.722% 02/15/30 ..... 450 417,534

38
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Caterpillar Financial Services
Corp.
SOFR+0.46%, FRN,
4.795%, 08/11/25(*) ... 1,056 $ 1,056,043
SOFR+0.46%, FRN,
4.808%, 02/27/26(*) ... 5,935 5,941,573
SOFR+0.69%, FRN,
5.044%, 10/16/26(*) ... 53 53,279
SOFR+0.52%, FRN,
4.863%, 05/14/27(*) ... 13,865 13,886,737
4.700% 11/15/29 ..... 400 405,842
Caterpillar, Inc.
2.600% 09/19/29 ..... 400 374,852
CBRE Services, Inc.
5.500% 04/01/29 ..... 400 412,018
Cencora, Inc.
4.850% 12/15/29 ..... 450 455,105
CenterPoint Energy Resources
Corp.
5.250% 03/01/28 ..... 95 97,091
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.862%, 05/13/26(*) ... 7,540 7,543,443
1.150% 05/13/26 ..... 51 49,704
SOFRINDX+1.05%, FRN,
5.401%, 03/03/27(*) ... 9,471 9,554,950
3.200% 01/25/28 ..... 3,300 3,219,655
2.000% 03/20/28 ..... 3,963 3,744,160
4.000% 02/01/29 ..... 400 396,536
3.250% 05/22/29 ..... 1,400 1,347,034
2.750% 10/01/29 ..... 2,911 2,730,257
Chevron Corp.
2.236% 05/11/30 ..... 2,600 2,365,403
Chevron Phillips Chemical Co.
LLC/Chevron Phillips Chemical
Co., LP
Ω 3.700% 06/01/28 ..... 250 245,137
Ω 4.750% 05/15/30 ..... 5,471 5,513,153
Chevron USA, Inc.
3.250% 10/15/29 ..... 17,560 16,884,638
4.687% 04/15/30 ..... 1,529 1,550,922
Choice Hotels International, Inc.
3.700% 12/01/29 ..... 6,709 6,347,479
Chubb INA Holdings LLC
3.350% 05/03/26 ..... 51 50,572
4.650% 08/15/29 ..... 450 455,802
Cigna Group (The)
3.050% 10/15/27 ..... 200 194,280
4.375% 10/15/28 ..... 13,970 13,920,274
5.000% 05/15/29 ..... 14,367 14,638,132
# 2.400% 03/15/30 ..... 7,193 6,549,378
Cincinnati Financial Corp.
6.920% 05/15/28 ..... 8,750 9,344,926
Citibank NA
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFR+0.81%, FRN,
5.165%, 09/29/25(*) ... 1,731 $ 1,731,886
SOFRINDX+0.59%, FRN,
4.945%, 04/30/26(*) ... 2,400 2,405,124
SOFR+0.71%, FRN,
5.062%, 08/06/26(*) ... 850 853,502
SOFRINDX+1.06%, FRN,
5.411%, 12/04/26(*) ... 8,885 8,955,233
SOFR+0.78%, FRN,
5.133%, 05/29/27(*) ... 949 953,350
Citigroup, Inc.
3.700% 01/12/26 ..... 85 84,676
1.250% 04/10/29, MTN 1,200 1,309,826
Citizens Financial Group, Inc.
2.500% 02/06/30 ..... 8,735 7,915,622
3.250% 04/30/30 ..... 4,541 4,243,795
CNA Financial Corp.
3.900% 05/01/29 ..... 7,012 6,845,850
CNO Financial Group, Inc.
5.250% 05/30/29 ..... 15,504 15,637,546
Colgate-Palmolive Co.
4.200% 05/01/30 ..... 7,000 6,985,936
Comcast Corp.
4.150% 10/15/28 ..... 101 100,366
4.550% 01/15/29 ..... 5,400 5,437,339
2.650% 02/01/30 ..... 6,752 6,250,223
3.400% 04/01/30 ..... 4,287 4,099,554
Comerica, Inc.
4.000% 02/01/29 ..... 5,249 5,128,155
Conagra Brands, Inc.
4.600% 11/01/25 ..... 154 153,818
ConocoPhillips Co.
4.700% 01/15/30 ..... 3,373 3,409,017
Constellation Brands, Inc.
# 3.150% 08/01/29 ..... 450 426,987
4.800% 05/01/30 ..... 118 118,630
Continental Resources, Inc.
4.375% 01/15/28 ..... 3,233 3,183,473
COPT Defense Properties, LP
2.000% 01/15/29 ..... 2,408 2,198,707
Corebridge Financial, Inc.
3.850% 04/05/29 ..... 3,000 2,930,881
CRH SMW Finance DAC
5.125% 01/09/30 ..... 1,830 1,867,175
Crown Castle, Inc.
5.000% 01/11/28 ..... 250 252,095
3.800% 02/15/28 ..... 3,000 2,940,544
4.300% 02/15/29 ..... 5,050 4,983,569
4.900% 09/01/29 ..... 329 331,355
# 3.100% 11/15/29 ..... 1,787 1,677,501
3.300% 07/01/30 ..... 1,650 1,545,158
CSL Finance PLC
Ω 4.050% 04/27/29 ..... 2,135 2,115,264
CVS Health Corp.

39
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.000% 01/30/29 ..... 623 $ 631,320
5.400% 06/01/29 ..... 2,362 2,424,521
3.250% 08/15/29 ..... 20,090 19,034,031
5.125% 02/21/30 ..... 5,576 5,665,803
3.750% 04/01/30 ..... 1,790 1,714,663
Danaher Corp.
2.500% 03/30/30 ..... 1,600 1,815,157
Darden Restaurants, Inc.
4.550% 10/15/29 ..... 8,882 8,836,415
DCP Midstream Operating, LP
5.625% 07/15/27 ..... 409 416,212
5.125% 05/15/29 ..... 540 547,056
Dell Bank International DAC
3.625% 06/24/29, MTN 400 468,903
Dell International LLC/EMC Corp.
4.350% 02/01/30 ..... 1,159 1,146,734
5.000% 04/01/30 ..... 5,458 5,537,809
Dollar General Corp.
5.200% 07/05/28 ..... 253 257,416
3.500% 04/03/30 ..... 6,237 5,913,652
Dow Chemical Co. (The)
7.375% 11/01/29 ..... 108 118,398
DTE Energy Co.
2.950% 03/01/30 ..... 450 418,104
Duke Energy Carolinas LLC
6.000% 12/01/28 ..... 807 844,222
Duke Energy Corp.
3.100% 06/15/28 ..... 4,250 4,910,157
Duquesne Light Holdings, Inc.
Ω 3.616% 08/01/27 ..... 650 628,871
DXC Technology Co.
1.800% 09/15/26 ..... 4,302 4,163,120
2.375% 09/15/28 ..... 20,725 19,274,968
Eastman Chemical Co.
5.000% 08/01/29 ..... 430 434,835
Eaton Capital ULC
0.577% 03/08/30 ..... 280 290,326
4.450% 05/09/30 ..... 1,000 999,426
Edison International
4.700% 08/15/25 ..... 2,805 2,804,569
Elevance Health, Inc.
5.150% 06/15/29 ..... 3,423 3,493,183
2.875% 09/15/29 ..... 8,917 8,355,567
4.750% 02/15/30 ..... 5,952 5,979,802
2.250% 05/15/30 ..... 3,991 3,590,137
Emerson Electric Co.
2.000% 12/21/28 ..... 1,326 1,232,815
2.000% 10/15/29, MTN 1,900 2,106,717
Energy Transfer, LP
5.950% 12/01/25 ..... 937 937,851
4.400% 03/15/27 ..... 123 122,597
# 4.950% 05/15/28 ..... 937 948,101
4.950% 06/15/28 ..... 100 101,040
6.100% 12/01/28 ..... 851 890,307
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 5.250% 04/15/29 ..... 1,371 $ 1,398,577
5.250% 07/01/29 ..... 2,485 2,541,198
4.150% 09/15/29 ..... 1,132 1,110,166
8.250% 11/15/29 ..... 884 1,001,972
5.200% 04/01/30 ..... 720 733,726
3.750% 05/15/30 ..... 1,396 1,337,799
Enterprise Products Operating
LLC
4.150% 10/16/28 ..... 3,550 3,530,964
3.125% 07/31/29 ..... 1,050 1,001,472
2.800% 01/31/30 ..... 675 630,199
EPR Properties
4.950% 04/15/28 ..... 3,020 3,020,281
3.750% 08/15/29 ..... 16,291 15,473,326
Equifax, Inc.
4.800% 09/15/29 ..... 175 176,133
Equinix, Inc.
1.800% 07/15/27 ..... 464 440,913
2.000% 05/15/28 ..... 200 186,992
3.200% 11/18/29 ..... 18,074 17,062,249
Equitable Holdings, Inc.
7.000% 04/01/28 ..... 125 132,764
4.350% 04/20/28 ..... 18,415 18,336,436
ERAC USA Finance LLC
Ω 3.300% 12/01/26 ..... 293 288,423
Ω 4.600% 05/01/28 ..... 8,350 8,419,277
Ω 5.000% 02/15/29 ..... 1,450 1,476,866
ERP Operating, LP
3.500% 03/01/28 ..... 2,412 2,361,110
4.150% 12/01/28 ..... 400 397,579
3.000% 07/01/29 ..... 1,357 1,287,051
2.500% 02/15/30 ..... 5,428 4,986,313
Essex Portfolio, LP
3.000% 01/15/30 ..... 155 144,732
Estee Lauder Cos., Inc. (The)
2.375% 12/01/29 ..... 5,452 5,015,337
2.600% 04/15/30 ..... 5,057 4,644,657
Eversource Energy
0.800% 08/15/25 ..... 555 554,180
Expedia Group, Inc.
3.250% 02/15/30 ..... 691 651,301
Experian Finance PLC
0.739% 10/29/25, MTN 2,000 2,623,390
4.250% 02/01/29 ..... 1,000 993,095
Ω 2.750% 03/08/30 ..... 2,195 2,036,937
Exxon Mobil Corp.
2.440% 08/16/29 ..... 4,682 4,400,720
Fidelity National Financial, Inc.
4.500% 08/15/28 ..... 1,185 1,178,666
Fifth Third Bancorp
2.550% 05/05/27 ..... 1,050 1,017,484
3.950% 03/14/28 ..... 2,000 1,975,479
First American Financial Corp.
4.000% 05/15/30 ..... 1,650 1,569,544

40
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Fiserv, Inc.
3.500% 07/01/29 ..... 630 $ 604,491
2.650% 06/01/30 ..... 1,047 954,586
Five Corners Funding Trust II
Ω 2.850% 05/15/30 ..... 2,047 1,890,567
Flex, Ltd.
3.750% 02/01/26 ..... 5,057 5,030,428
6.000% 01/15/28 ..... 705 724,865
4.875% 06/15/29 ..... 10,589 10,640,041
4.875% 05/12/30 ..... 1,052 1,052,357
FMC Corp.
3.450% 10/01/29 ..... 8,305 7,727,624
FMR LLC
Ω 7.570% 06/15/29 ..... 350 387,194
Fox Corp.
# 3.500% 04/08/30 ..... 5,318 5,075,915
GATX Corp.
3.250% 09/15/26 ..... 528 520,265
4.550% 11/07/28 ..... 750 748,128
General Electric Co.
6.125% 10/01/25 ..... 467 467,572
TSFR3M+0.64%, FRN,
4.963%, 05/05/26(*),
MTN ............... 4,897 4,905,140
1.500% 05/17/29 ..... 180 198,395
General Mills, Inc.
4.875% 01/30/30 ..... 200 202,447
General Motors Co.
5.400% 10/15/29 ..... 2,875 2,939,483
General Motors Financial Co.,
Inc.
6.050% 10/10/25 ..... 300 300,674
4.350% 01/17/27 ..... 828 824,461
SOFR+1.04%, FRN,
5.387%, 02/26/27(*) ... 1,282 1,281,987
SOFRINDX+1.35%, FRN,
5.690%, 05/08/27(*) ... 1,914 1,921,147
SOFRINDX+1.05%, FRN,
5.403%, 07/15/27(*) ... 1,992 1,988,262
2.700% 08/20/27 ..... 463 445,604
6.000% 01/09/28 ..... 364 374,899
2.400% 10/15/28 ..... 1,745 1,629,638
5.650% 01/17/29 ..... 745 762,106
4.300% 02/15/29, MTN 1,500 1,793,641
4.300% 04/06/29 ..... 2,916 2,863,326
5.550% 07/15/29 ..... 3,533 3,609,516
4.900% 10/06/29 ..... 4,082 4,075,417
SOFR+1.29%, FRN,
5.645%, 01/07/30(*) ... 500 493,992
5.350% 01/07/30 ..... 5,445 5,522,383
5.850% 04/06/30 ..... 1,727 1,784,744
3.600% 06/21/30 ..... 500 469,733
Genuine Parts Co.
4.950% 08/15/29 ..... 430 435,360
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Georgia Power Co.
2.650% 09/15/29 ..... 1,350 $ 1,265,263
4.550% 03/15/30 ..... 1,355 1,362,734
Georgia-Pacific LLC
Ω 2.300% 04/30/30 ..... 3,200 2,892,846
Gilead Sciences, Inc.
3.650% 03/01/26 ..... 353 351,291
4.800% 11/15/29 ..... 4,337 4,406,284
GlaxoSmithKline Capital PLC
1.375% 09/12/29 ..... 160 174,557
GlaxoSmithKline Capital, Inc.
4.500% 04/15/30 ..... 1,441 1,444,170
Global Payments, Inc.
4.450% 06/01/28 ..... 1,374 1,368,130
5.300% 08/15/29 ..... 265 268,668
3.200% 08/15/29 ..... 5,710 5,368,558
2.900% 05/15/30 ..... 2,806 2,560,374
Globe Life, Inc.
4.550% 09/15/28 ..... 5,341 5,339,061
Goldman Sachs Group, Inc.
(The)
3.750% 02/25/26 ..... 522 519,581
1.250% 02/07/29, MTN 5,267 5,730,864
0.875% 05/09/29, MTN 6,500 6,944,313
2.600% 02/07/30 ..... 11,648 10,760,184
3.800% 03/15/30 ..... 3,068 2,984,966
Halliburton Co.
2.920% 03/01/30 ..... 2,944 2,736,099
Harley-Davidson Financial
Services, Inc.
Ω 3.050% 02/14/27 ..... 796 775,651
HCA, Inc.
5.200% 06/01/28 ..... 1,279 1,300,774
3.375% 03/15/29 ..... 3,749 3,594,516
5.250% 03/01/30 ..... 3,795 3,876,637
Health Care Service Corp. A
Mutual Legal Reserve Co.
Ω 5.200% 06/15/29 ..... 10,385 10,574,901
Ω 2.200% 06/01/30 ..... 500 446,015
Healthcare Realty Holdings, LP
3.500% 08/01/26 ..... 400 394,974
3.750% 07/01/27 ..... 446 439,144
3.625% 01/15/28 ..... 1,050 1,019,348
3.100% 02/15/30 ..... 2,731 2,537,308
2.400% 03/15/30 ..... 1,950 1,740,745
Hess Corp.
7.875% 10/01/29 ..... 300 339,650
Hewlett Packard Enterprise Co.
5.250% 07/01/28 ..... 751 769,326
4.550% 10/15/29 ..... 1,865 1,854,069
Highwoods Realty, LP
4.200% 04/15/29 ..... 4,935 4,787,299
3.050% 02/15/30 ..... 2,270 2,066,684
Home Depot, Inc. (The)

41
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFR+0.33%, FRN,
4.687%, 12/24/25(*) ... 500 $ 500,367
2.950% 06/15/29 ..... 800 763,136
4.750% 06/25/29 ..... 800 812,993
2.700% 04/15/30 ..... 501 466,113
Honeywell International, Inc.
4.700% 02/01/30 ..... 3,750 3,793,633
3.375% 03/01/30 ..... 1,460 1,703,707
1.950% 06/01/30 ..... 1,889 1,685,261
Host Hotels & Resorts, LP
3.375% 12/15/29 ..... 14,878 13,951,354
HP, Inc.
4.000% 04/15/29 ..... 1,053 1,030,822
# 3.400% 06/17/30 ..... 2,700 2,535,846
Humana, Inc.
5.750% 12/01/28 ..... 17,448 18,057,768
3.700% 03/23/29 ..... 400 387,198
3.125% 08/15/29 ..... 450 422,476
4.875% 04/01/30 ..... 600 603,054
Huntington Bancshares, Inc.
2.550% 02/04/30 ..... 1,000 914,254
Hyatt Hotels Corp.
# 4.375% 09/15/28 ..... 3,370 3,338,938
5.250% 06/30/29 ..... 9,427 9,591,733
IBM International Capital Pte,
Ltd.
4.600% 02/05/29 ..... 14,642 14,754,044
Illinois Tool Works, Inc.
2.125% 05/22/30 ..... 300 332,771
Illumina, Inc.
5.750% 12/13/27 ..... 1,100 1,124,342
Intel Corp.
# 1.600% 08/12/28 ..... 400 366,796
2.450% 11/15/29 ..... 5,749 5,231,470
5.125% 02/10/30 ..... 2,350 2,384,810
3.900% 03/25/30 ..... 955 919,025
Intercontinental Exchange, Inc.
3.750% 09/21/28 ..... 3,000 2,948,728
International Business Machines
Corp.
7.000% 10/30/25 ..... 52 52,280
3.300% 05/15/26 ..... 53 52,532
3.500% 05/15/29 ..... 5,499 5,330,669
2.900% 02/10/30 ..... 2,300 2,643,524
4.800% 02/10/30 ..... 4,476 4,538,489
1.950% 05/15/30 ..... 6,609 5,885,706
International Flavors &
Fragrances, Inc.
4.450% 09/26/28 ..... 1,850 1,842,246
Interstate Power and Light Co.
4.100% 09/26/28 ..... 4,517 4,469,083
3.600% 04/01/29 ..... 5,850 5,681,694
Invitation Homes Operating
Partnership, LP
2.300% 11/15/28 ..... 1,195 1,117,018
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Jabil, Inc.
1.700% 04/15/26 ..... 1,323 $ 1,296,844
3.600% 01/15/30 ..... 4,160 3,958,495
Jackson Financial, Inc.
5.170% 06/08/27 ..... 213 214,950
Jacobs Engineering Group, Inc.
6.350% 08/18/28 ..... 8,874 9,293,896
Jefferies Financial Group, Inc.
6.450% 06/08/27 ..... 131 134,999
5.875% 07/21/28 ..... 15,552 16,089,978
4.000% 04/16/29, MTN 1,800 2,135,101
4.150% 01/23/30 ..... 4,851 4,737,924
John Deere Bank SA
3.300% 10/15/29, MTN 300 351,100
John Deere Capital Corp.
SOFR+0.57%, FRN,
4.921%, 03/03/26(*) ... 835 836,536
SOFR+0.44%, FRN,
4.791%, 03/06/26(*) ... 1,880 1,882,179
SOFR+0.79%, FRN,
5.140%, 06/08/26(*),
MTN ............... 2,931 2,940,670
SOFR+0.60%, FRN,
4.953%, 04/19/27(*) ... 7,450 7,473,389
SOFR+0.60%, FRN,
4.951%, 06/11/27(*) ... 2,555 2,565,125
SOFR+0.68%, FRN,
5.033%, 07/15/27(*) ... 358 359,840
2.450% 01/09/30, MTN 400 369,654
Johnson & Johnson
4.800% 06/01/29 ..... 35,920 36,730,358
6.950% 09/01/29 ..... 500 554,712
4.700% 03/01/30 ..... 11,536 11,762,621
JPMorgan Chase Bank NA
SOFR+0.62%, FRN,
4.977%, 04/29/26(*) ... 2,460 2,466,851
SOFR+1.00%, FRN,
5.351%, 12/08/26(*) ... 7,961 8,020,396
Juniper Networks, Inc.
3.750% 08/15/29 ..... 264 255,656
Kellanova
2.100% 06/01/30 ..... 4,250 3,802,706
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
5.234%, 03/15/27(*) ... 1,249 1,256,313
4.600% 05/15/30 ..... 528 527,868
KeyCorp
4.150% 10/29/25, MTN 496 495,248
2.250% 04/06/27, MTN 2,674 2,573,487
4.100% 04/30/28, MTN 550 545,239
2.550% 10/01/29, MTN 7,733 7,141,853
Kinder Morgan, Inc.
5.000% 02/01/29 ..... 15,127 15,322,264
5.100% 08/01/29 ..... 3,068 3,123,382
5.150% 06/01/30 ..... 934 953,059

42
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Kyndryl Holdings, Inc.
# 2.700% 10/15/28 ..... 2,805 $ 2,641,799
Laboratory Corp. of America
Holdings
2.950% 12/01/29 ..... 431 403,774
Lazard Group LLC
3.625% 03/01/27 ..... 1,691 1,671,780
4.500% 09/19/28 ..... 5,755 5,730,087
4.375% 03/11/29 ..... 300 296,959
Lear Corp.
4.250% 05/15/29 ..... 1,231 1,208,047
3.500% 05/30/30 ..... 500 470,572
Legg Mason, Inc.
4.750% 03/15/26 ..... 856 856,736
Lincoln National Corp.
3.800% 03/01/28 ..... 4,796 4,698,306
# 3.050% 01/15/30 ..... 674 630,331
Loews Corp.
3.200% 05/15/30 ..... 2,700 2,549,401
LPL Holdings, Inc.
6.750% 11/17/28 ..... 16,499 17,518,877
5.200% 03/15/30 ..... 3,614 3,657,947
Marathon Petroleum Corp.
5.150% 03/01/30 ..... 9,078 9,245,593
Marriott International, Inc.
4.900% 04/15/29 ..... 1,700 1,721,217
Mars, Inc.
Ω 3.200% 04/01/30 ..... 710 670,098
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
5.040%, 11/08/27(*) ... 150 150,750
4.375% 03/15/29 ..... 295 295,437
Mastercard, Inc.
2.950% 06/01/29 ..... 1,000 957,018
McDonald's Corp.
4.000% 03/07/30, MTN 600 718,891
McKesson Corp.
4.900% 07/15/28 ..... 780 792,236
4.750% 05/30/29 ..... 1,535 1,541,904
4.250% 09/15/29 ..... 3,201 3,188,158
4.650% 05/30/30 ..... 2,750 2,765,901
Medtronic, Inc.
3.650% 10/15/29 ..... 3,350 3,971,144
Merck & Co., Inc.
4.300% 05/17/30 ..... 150 150,078
1.450% 06/24/30 ..... 3,350 2,921,421
Meta Platforms, Inc.
4.600% 05/15/28 ..... 6,448 6,529,616
4.300% 08/15/29 ..... 29,250 29,378,191
Micron Technology, Inc.
5.375% 04/15/28 ..... 1,610 1,649,551
5.327% 02/06/29 ..... 850 866,751
6.750% 11/01/29 ..... 1,176 1,265,290
4.663% 02/15/30 ..... 2,519 2,507,608
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Mid-America Apartments, LP
3.950% 03/15/29 ..... 85 $ 83,621
2.750% 03/15/30 ..... 1,120 1,039,959
Morgan Stanley
6.250% 08/09/26, MTN 476 484,172
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
5.520%, 10/30/26(*) ... 1,189 1,199,723
MPLX, LP
1.750% 03/01/26 ..... 173 170,084
Nasdaq, Inc.
0.875% 02/13/30 ..... 450 470,401
National Fuel Gas Co.
5.500% 03/15/30 ..... 4,945 5,070,843
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.40%, FRN,
4.751%, 12/03/25(*),
MTN ............... 1,269 1,269,741
SOFR+0.80%, FRN,
5.154%, 02/05/27(*) ... 5,328 5,348,377
SOFR+0.82%, FRN,
5.174%, 09/16/27(*) ... 950 953,581
4.850% 02/07/29 ..... 5,183 5,261,445
5.150% 06/15/29 ..... 3,350 3,444,645
National Securities Clearing
Corp.
Ω 5.100% 11/21/27 ..... 2,166 2,203,047
Ω 5.000% 05/30/28 ..... 13,360 13,597,204
Ω 4.900% 06/26/29 ..... 7,291 7,413,224
Nestle Capital Corp.
Ω 4.650% 03/12/29 ..... 10,773 10,931,825
Nestle Holdings, Inc.
Ω 0.625% 01/15/26 ..... 67 65,822
Ω 5.000% 03/14/28 ..... 4,600 4,687,745
3.625% 09/24/28 ..... 1,450 1,426,172
Ω 3.625% 09/24/28 ..... 965 949,346
Ω 4.250% 10/01/29 ..... 355 354,829
Netflix, Inc.
4.625% 05/15/29 ..... 5,000 6,108,331
3.875% 11/15/29 ..... 2,500 2,992,998
Ω 5.375% 11/15/29 ..... 1,151 1,194,893
Newmont Corp.
2.800% 10/01/29 ..... 600 565,230
NextEra Energy Capital
Holdings, Inc.
5.749% 09/01/25 ..... 643 643,400
SOFRINDX+0.80%, FRN,
5.155%, 02/04/28(*) ... 538 542,455
4.900% 02/28/28 ..... 3,400 3,434,949
1.900% 06/15/28 ..... 5,499 5,139,835
4.900% 03/15/29 ..... 5,260 5,333,383
3.500% 04/01/29 ..... 3,575 3,453,372
2.750% 11/01/29 ..... 9,481 8,838,994
5.000% 02/28/30 ..... 927 944,811

43
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.050% 03/15/30 ..... 10,041 $ 10,226,090
2.250% 06/01/30 ..... 3,350 3,012,519
NIKE, Inc.
# 2.850% 03/27/30 ..... 400 375,612
NiSource, Inc.
2.950% 09/01/29 ..... 284 267,593
Northern Trust Corp.
1.950% 05/01/30 ..... 560 503,033
NOV, Inc.
# 3.600% 12/01/29 ..... 1,248 1,195,749
Novartis Capital Corp.
3.800% 09/18/29 ..... 40,683 40,150,136
Nucor Corp.
2.700% 06/01/30 ..... 1,375 1,265,203
4.650% 06/01/30 ..... 125 125,904
ONE Gas, Inc.
5.100% 04/01/29 ..... 1,000 1,023,329
ONEOK, Inc.
4.550% 07/15/28 ..... 100 100,100
3.400% 09/01/29 ..... 113 107,620
4.400% 10/15/29 ..... 2,844 2,819,902
Ovintiv, Inc.
5.375% 01/01/26 ..... 655 655,586
PACCAR Financial Corp.
4.000% 09/26/29 ..... 400 396,697
4.550% 05/08/30 ..... 400 403,172
Parker-Hannifin Corp.
3.250% 06/14/29 ..... 350 335,716
4.500% 09/15/29 ..... 2,715 2,725,168
2.900% 03/01/30 ..... 1,190 1,363,886
PayPal Holdings, Inc.
SOFR+0.67%, FRN,
5.021%, 03/06/28(*) ... 513 515,216
2.850% 10/01/29 ..... 4,884 4,600,049
2.300% 06/01/30 ..... 2,850 2,585,280
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 1.700% 06/15/26 ..... 80 77,946
Ω 3.400% 11/15/26 ..... 589 579,665
Ω 5.875% 11/15/27 ..... 200 205,268
Ω 5.700% 02/01/28 ..... 1,500 1,536,652
Ω 5.550% 05/01/28 ..... 800 818,849
Ω 6.050% 08/01/28 ..... 522 542,183
Ω 5.350% 03/30/29 ..... 575 587,581
Ω 5.250% 07/01/29 ..... 650 662,906
Ω 3.350% 11/01/29 ..... 5,346 5,070,800
Ω 5.250% 02/01/30 ..... 3,391 3,458,988
PepsiCo, Inc.
SOFRINDX+0.40%, FRN,
4.742%, 02/13/26(*) ... 817 817,912
2.625% 07/29/29 ..... 1,090 1,026,054
Pfizer Investment Enterprises
Pte, Ltd.
4.650% 05/19/30 ..... 1,359 1,370,166
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Pfizer, Inc.
3.450% 03/15/29 ..... 800 $ 780,779
2.625% 04/01/30 ..... 669 620,097
1.700% 05/28/30 ..... 314 277,048
Philip Morris International, Inc.
4.875% 02/15/28 ..... 3,175 3,214,328
SOFR+0.83%, FRN,
5.187%, 04/28/28(*) ... 700 704,195
5.250% 09/07/28 ..... 875 896,152
4.875% 02/13/29 ..... 9,440 9,566,240
3.375% 08/15/29 ..... 2,120 2,036,074
4.625% 11/01/29 ..... 2,693 2,707,711
5.625% 11/17/29 ..... 8,068 8,419,207
5.125% 02/15/30 ..... 2,330 2,385,775
4.375% 04/30/30 ..... 2,284 2,268,113
2.100% 05/01/30 ..... 3,350 3,003,965
Phillips 66 Co.
4.950% 12/01/27 ..... 800 808,454
3.750% 03/01/28 ..... 2,178 2,142,172
3.150% 12/15/29 ..... 20,830 19,677,718
Plains All American Pipeline LP/
PAA Finance Corp.
3.550% 12/15/29 ..... 5,123 4,889,460
PNC Bank NA
3.100% 10/25/27 ..... 848 824,970
3.250% 01/22/28 ..... 3,458 3,371,544
PNC Financial Services Group,
Inc. (The)
3.150% 05/19/27 ..... 450 440,642
3.450% 04/23/29 ..... 5,397 5,233,840
2.550% 01/22/30 ..... 11,117 10,275,876
PPG Industries, Inc.
2.750% 06/01/29 ..... 1,000 1,142,324
2.800% 08/15/29 ..... 571 535,704
2.550% 06/15/30 ..... 1,325 1,205,322
Principal Financial Group, Inc.
3.100% 11/15/26 ..... 843 827,321
3.700% 05/15/29 ..... 8,103 7,876,464
2.125% 06/15/30 ..... 275 245,780
Procter & Gamble Co. (The)
4.350% 01/29/29 ..... 3,400 3,428,977
4.050% 05/01/30 ..... 14,200 14,111,068
Prologis, LP
3.375% 12/15/27 ..... 3,024 2,963,675
4.875% 06/15/28 ..... 5,000 5,077,700
3.875% 09/15/28 ..... 400 394,660
2.875% 11/15/29 ..... 1,000 939,502
2.250% 04/15/30 ..... 2,231 2,024,993
1.750% 07/01/30 ..... 250 218,751
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
5.054%, 04/16/27(*) ... 7,576 7,590,220
1.950% 11/09/28 ..... 855 793,917
3.385% 05/01/29 ..... 5,050 4,878,942

44
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
PulteGroup, Inc.
5.500% 03/01/26 ..... 324 $ 324,511
5.000% 01/15/27 ..... 400 401,749
PVH Corp.
4.125% 07/16/29 ..... 9,800 11,504,493
5.500% 06/13/30 ..... 1,063 1,070,747
Radian Group, Inc.
6.200% 05/15/29 ..... 30,663 31,842,142
Ralph Lauren Corp.
3.750% 09/15/25 ..... 550 549,124
2.950% 06/15/30 ..... 1,200 1,119,037
Realty Income Corp.
4.875% 06/01/26 ..... 132 132,145
4.450% 09/15/26 ..... 244 243,726
4.125% 10/15/26 ..... 266 264,842
3.000% 01/15/27 ..... 253 248,135
3.200% 01/15/27 ..... 1,780 1,747,290
3.950% 08/15/27 ..... 219 217,356
# 3.400% 01/15/28 ..... 976 954,621
3.650% 01/15/28 ..... 145 142,583
2.100% 03/15/28 ..... 4,770 4,509,191
2.200% 06/15/28 ..... 2,300 2,166,428
4.700% 12/15/28 ..... 400 403,188
4.750% 02/15/29 ..... 2,454 2,477,917
3.250% 06/15/29 ..... 1,050 1,005,676
4.000% 07/15/29 ..... 10,233 10,052,123
3.100% 12/15/29 ..... 12,764 12,068,371
3.400% 01/15/30 ..... 1,953 1,868,193
4.850% 03/15/30 ..... 2,543 2,580,393
Reinsurance Group of America,
Inc.
3.900% 05/15/29 ..... 2,292 2,251,184
Republic Services, Inc.
2.300% 03/01/30 ..... 324 295,486
Revvity, Inc.
1.900% 09/15/28 ..... 350 322,459
3.300% 09/15/29 ..... 3,588 3,390,089
Roche Holdings, Inc.
Ω SOFR+0.74%, FRN,
5.082%, 11/13/26(*) ... 750 754,868
Ω 5.338% 11/13/28 ..... 15,476 15,971,047
5.338% 11/13/28 ..... 3,000 3,095,964
Ω 1.930% 12/13/28 ..... 2,160 2,006,372
1.930% 12/13/28 ..... 10,000 9,285,039
Ω 4.790% 03/08/29 ..... 1,300 1,320,746
Ω 4.203% 09/09/29 ..... 17,468 17,408,323
Ross Stores, Inc.
0.875% 04/15/26 ..... 72 70,122
Royalty Pharma PLC
1.200% 09/02/25 ..... 107 106,633
5.150% 09/02/29 ..... 3,130 3,187,539
Ryder System, Inc.
3.350% 09/01/25, MTN 114 113,795
5.250% 06/01/28, MTN 300 306,633
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.950% 09/01/29 ..... 200 $ 202,613
Schlumberger Holdings Corp.
3.900% 05/17/28 ..... 2,000 1,976,888
Ω 3.900% 05/17/28 ..... 15,871 15,691,683
Ω 4.300% 05/01/29 ..... 2,505 2,494,600
Ω 5.000% 11/15/29 ..... 1,292 1,316,599
Ω 2.650% 06/26/30 ..... 400 367,977
Shell Finance US, Inc.
2.375% 11/07/29 ..... 19,225 17,790,813
Shell International Finance BV
3.875% 11/13/28 ..... 6,048 5,992,094
Simon Property Group, LP
3.300% 01/15/26 ..... 1,204 1,197,303
3.375% 12/01/27 ..... 274 268,254
1.750% 02/01/28 ..... 385 362,062
2.450% 09/13/29 ..... 5,870 5,446,632
Southwest Gas Corp.
5.800% 12/01/27 ..... 200 205,461
5.450% 03/23/28 ..... 3,233 3,302,774
3.700% 04/01/28 ..... 1,000 978,527
Southwestern Electric Power Co.
4.100% 09/15/28 ..... 2,200 2,173,857
Stanley Black & Decker, Inc.
6.000% 03/06/28 ..... 13,050 13,508,073
# 4.250% 11/15/28 ..... 1,800 1,785,952
2.300% 03/15/30 ..... 9,000 8,037,428
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.806%, 11/25/26(*) ... 1,160 1,160,759
4.782% 11/23/29 ..... 12,206 12,425,577
State Street Corp.
SOFR+0.85%, FRN,
5.198%, 08/03/26(*) ... 550 552,432
SOFR+0.64%, FRN,
4.994%, 10/22/27(*) ... 1,125 1,126,786
2.400% 01/24/30 ..... 4,085 3,786,722
4.729% 02/28/30 ..... 1,781 1,800,523
4.834% 04/24/30 ..... 2,631 2,672,777
Stellantis Finance US, Inc.
Ω 1.711% 01/29/27 ..... 3,345 3,189,166
1.711% 01/29/27 ..... 350 333,695
Ω
# 5.625% 01/12/28 ..... 475 480,391
Store Capital LLC
4.500% 03/15/28 ..... 300 296,009
4.625% 03/15/29 ..... 3,355 3,301,907
Ω 5.400% 04/30/30 ..... 4,350 4,400,937
Stryker Corp.
1.950% 06/15/30 ..... 1,650 1,468,181
Sun Communities Operating, LP
2.300% 11/01/28 ..... 170 158,366
Sutter Health
3.695% 08/15/28 ..... 2,500 2,448,124
Synchrony Financial
5.150% 03/19/29 ..... 17,918 17,997,247

45
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Tapestry, Inc.
5.100% 03/11/30 ..... 8,177 $ 8,289,691
Targa Resources Corp.
6.150% 03/01/29 ..... 8,920 9,338,180
Texas Instruments, Inc.
4.600% 02/08/29 ..... 11,843 11,990,538
# 2.250% 09/04/29 ..... 15,639 14,458,717
1.750% 05/04/30 ..... 400 356,040
4.500% 05/23/30 ..... 704 707,525
Textron, Inc.
3.900% 09/17/29 ..... 320 312,223
3.000% 06/01/30 ..... 500 463,447
Thermo Fisher Scientific Finance
I BV
2.208% 11/18/25 ..... 200 227,486
Toll Brothers Finance Corp.
4.350% 02/15/28 ..... 5,849 5,816,597
Truist Financial Corp.
1.950% 06/05/30, MTN 8,397 7,451,281
Tyson Foods, Inc.
4.350% 03/01/29 ..... 200 198,449
# 5.400% 03/15/29 ..... 2,850 2,925,274
UDR, Inc.
3.200% 01/15/30 ..... 11,798 11,159,189
Union Pacific Corp.
3.700% 03/01/29 ..... 230 225,407
# 2.400% 02/05/30 ..... 400 367,250
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.853%, 07/15/26(*) ... 7,688 7,705,548
4.000% 05/15/29 ..... 488 480,539
2.875% 08/15/29 ..... 273 256,650
4.800% 01/15/30 ..... 1,980 2,000,952
5.300% 02/15/30 ..... 450 462,936
2.000% 05/15/30 ..... 4,161 3,704,773
US Bancorp
3.150% 04/27/27, MTN 172 168,746
3.900% 04/26/28, MTN 2,560 2,537,589
1.375% 07/22/30 ..... 1,100 949,072
Valero Energy Corp.
5.150% 02/15/30 ..... 3,765 3,831,680
Ventas Realty, LP
3.250% 10/15/26 ..... 295 290,379
4.400% 01/15/29 ..... 143 142,177
Verizon Communications, Inc.
4.500% 08/17/27, MTN 500 324,126
4.329% 09/21/28 ..... 629 628,409
3.875% 02/08/29 ..... 6,750 6,649,100
0.375% 03/22/29 ..... 500 526,828
1.875% 10/26/29 ..... 300 330,867
4.016% 12/03/29 ..... 18,413 18,094,522
3.150% 03/22/30 ..... 4,446 4,194,459
1.250% 04/08/30 ..... 2,800 2,976,341
Virginia Electric and Power Co.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.875% 07/15/29 ..... 3,000 $ 2,835,977
Visa, Inc.
2.750% 09/15/27 ..... 1,629 1,584,595
W.P. Carey, Inc.
3.850% 07/15/29 ..... 3,100 3,013,125
Walmart, Inc.
1.500% 09/22/28 ..... 831 768,061
Waste Management, Inc.
3.875% 01/15/29 ..... 2,195 2,160,824
4.875% 02/15/29 ..... 209 213,189
Wells Fargo & Co.
4.150% 01/24/29 ..... 7,922 7,852,190
0.625% 03/25/30, MTN 100 102,914
Wells Fargo Bank NA
SOFR+1.07%, FRN,
5.423%, 12/11/26(*) ... 7,852 7,923,154
Welltower OP LLC
3.100% 01/15/30 ..... 1,217 1,149,497
Western Union Co. (The)
1.350% 03/15/26 ..... 237 232,047
Westlake Corp.
1.625% 07/17/29 ..... 534 576,319
Williams Cos., Inc. (The)
4.900% 03/15/29 ..... 250 252,784
4.800% 11/15/29 ..... 10,489 10,570,934
Willis North America, Inc.
2.950% 09/15/29 ..... 430 403,230
Wisconsin Electric Power Co.
5.000% 05/15/29 ..... 800 817,331
Wisconsin Power and Light Co.
3.000% 07/01/29 ..... 1,665 1,577,770
WPC Eurobond BV
1.350% 04/15/28 ..... 1,500 1,654,088
Zimmer Biomet Holdings, Inc.
5.050% 02/19/30 ..... 230 234,540
Zoetis, Inc.
# 2.000% 05/15/30 ..... 1,850 1,656,990
TOTAL UNITED STATES ... 2,253,878,326
TOTAL BONDS ........... 4,610,473,559
U.S. TREASURY OBLIGATIONS
— (5.4%)
U.S. Treasury Notes
USBMMY3M + 0.17%, FRN,
4.379% 10/31/25(*) ........ 58,166 58,188,406
USBMMY3M + 0.25%, FRN,
4.454% 01/31/26(*) ........ 8,000 8,007,914
USBMMY3M + 0.15%, FRN,
4.359% 04/30/26(*) ........ 4,105 4,108,168
USBMMY3M + 0.18%, FRN,
4.391% 07/31/26(*) ........ 6,144 6,150,507
USBMMY3M + 0.21%, FRN,
4.414% 10/31/26(*) ........ 948 949,035
4.625%, 09/30/28 .......... 50,037 51,115,923
4.375%, 11/30/28 .......... 27,911 28,318,762

46
Dimensional Short-Duration Fixed Income ETF
continued
Face
Amount^
Value
(000)
U.S. Treasury Notes
3.750%, 12/31/28 .......... 25,000 $ 24,877,930
1.750%, 01/31/29 .......... 771 717,331
4.000%, 01/31/29 .......... 10,000 10,029,687
4.250%, 02/28/29 .......... 23,000 23,262,344
4.500%, 05/31/29 .......... 24,000 24,492,187
4.000%, 07/31/29 .......... 16,500 16,547,695
3.625%, 08/31/29 .......... 11,000 10,876,680
3.500%, 09/30/29 .......... 349 343,301
TOTAL U.S. TREASURY
OBLIGATIONS ............ 267,985,870
COMMERCIAL PAPER — (0.1%)
GERMANY — (0.1%)
BASF SE
Face
Amount^
Value
(000)
GERMANY — (Continued)
Ω 4.760% 11/07/25 ..... 5,000 $ 4,935,443
TOTAL GERMANY ........ 4,935,443
UNITED STATES — (0.0%)
Charles Schwab Corp. (The)
4.390% 09/12/25 ..... 1,000 994,789
TOTAL UNITED STATES ... 994,789
TOTAL COMMERCIAL PAPER 5,930,232
TOTAL INVESTMENT
SECURITIES — ( 98.6% )
(Cost $4,818,800,424) ...... 4,884,389,661
Shares Value
SECURITIES LENDING
COLLATERAL — (1.4%)
@§
The DFA Short Term
Investment Fund ...... 6,182,593 71,514,053
TOTAL INVESTMENTS
— (100.0%)
(Cost $4,890,314,477) ...... $ 4,955,903,714
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $817,820,356 which represented 16.5% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of July 31, 2025.
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
EUR Euro
FRN Floating Rate Note
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
TSFR3M Term Secured Overnight Financing Rate 3 Month
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars

47
Dimensional Short-Duration Fixed Income ETF
continued
As of July 31, 2025, Dimensional Short-Duration Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 7,262,150 EUR 6,189,538 Bank Of America Merrill 08/15/25 $ 172,586
USD 27,592,497 EUR 23,906,100 Citigroup 08/15/25 210,190
USD 6,447,305 EUR 5,582,586 HSBC Bank 08/15/25 52,950
USD 3,253,689 EUR 2,761,002 State Street Bank and Trust 08/15/25 91,207
USD 4,405,538 EUR 3,761,586 UBS Warburg 08/15/25 96,976
USD 7,840,826 EUR 6,825,783 HSBC Bank 08/25/25 17,124
USD 7,123,364 EUR 6,204,585 State Street Bank and Trust 08/25/25 11,678
USD 3,855,270 EUR 3,336,674 UBS Warburg 08/25/25 30,779
USD 2,327,843 EUR 2,001,187 UBS Warburg 08/25/25 34,085
USD 111,322,742 EUR 93,920,915 RBC Dominion Securities 08/28/25 3,648,537
USD 10,519,845 JPY 1,494,127,835 ANZ Banking Group, Ltd. 08/29/25 563,190
USD 25,266,533 EUR 21,478,895 HSBC Bank 08/29/25 640,688
USD 6,828,116 EUR 5,816,007 RBC Dominion Securities 08/29/25 159,985
USD 14,245,018 EUR 12,248,700 UBS Warburg 08/29/25 201,717
USD 14,469,347 AUD 22,297,204 State Street Bank and Trust 09/04/25 104,794
USD 26,370,417 EUR 22,268,620 State Street Bank and Trust 09/05/25 826,772
USD 9,756,274 EUR 8,296,199 State Street Bank and Trust 09/05/25 239,961
USD 6,289,908 EUR 5,354,646 State Street Bank and Trust 09/05/25 147,760
USD 548,802 CAD 749,235 Citigroup 09/09/25 5,877
USD 7,341,254 CAD 10,022,812 Citigroup 09/09/25 78,330
USD 4,905,654 CAD 6,660,863 Citigroup 09/09/25 78,931
USD 6,671,866 GBP 4,915,940 Citigroup 09/18/25 163,402
USD 6,939,561 JPY 1,008,849,322 RBC Dominion Securities 09/22/25 197,617
USD 68,171 GBP 50,067 Citigroup 10/06/25 1,873
USD 16,263,144 AUD 24,966,517 RBC Dominion Securities 10/07/25 168,084
USD 4,504,232 EUR 3,850,123 UBS Warburg 10/14/25 76,095
USD 2,860,295 NZD 4,764,006 ANZ Banking Group, Ltd. 10/28/25 39,061
Total Appreciation $8,060,249
USD 7,081,470 EUR 6,191,593 HSBC Bank 08/05/25 $ (5,572)
USD 3,896,994 EUR 3,453,700 HSBC Bank 08/05/25 (56,191)
USD 3,142,322 EUR 2,772,210 HSBC Bank 08/05/25 (30,814)
USD 4,422,638 EUR 3,889,072 State Street Bank and Trust 08/05/25 (28,884)
USD 9,760,050 EUR 8,584,896 State Street Bank and Trust 08/05/25 (66,422)
USD 1,935,472 EUR 1,711,008 State Street Bank and Trust 08/05/25 (22,988)
USD 10,676,017 EUR 9,578,294 State Street Bank and Trust 08/05/25 (287,521)
USD 1,723,648 EUR 1,514,254 State Street Bank and Trust 08/05/25 (9,602)
USD 10,996,696 EUR 9,739,810 State Street Bank and Trust 08/05/25 (151,717)
USD 130,333,627 AUD 202,913,837 State Street Bank and Trust 08/08/25 (322,164)
EUR 24,355 USD 28,802 Citigroup 08/13/25 (910)
USD 293,767 EUR 261,464 Citigroup 08/13/25 (5,676)
USD 10,880,227 EUR 9,684,070 HSBC Bank 08/13/25 (210,487)
USD 4,319,603 EUR 3,843,833 HSBC Bank 08/13/25 (82,560)
USD 104,821,997 EUR 93,804,650 HSBC Bank 08/13/25 (2,608,096)
EUR 3,078,750 USD 3,610,567 State Street Bank and Trust 08/13/25 (84,618)
USD 1,576,341 EUR 1,405,646 State Street Bank and Trust 08/13/25 (33,479)
EUR 1,293,749 USD 1,501,144 UBS Warburg 08/13/25 (19,473)
EUR 755,367 USD 879,189 UBS Warburg 08/13/25 (14,103)
USD 4,984,084 EUR 4,429,773 UBS Warburg 08/13/25 (89,129)
USD 2,470,609 CAD 3,425,939 Citigroup 08/14/25 (8,671)
USD 722,991 EUR 632,415 State Street Bank and Trust 08/25/25 (1,882)
USD 11,204,068 EUR 9,826,469 State Street Bank and Trust 08/25/25 (59,016)
USD 6,028,009 EUR 5,311,414 UBS Warburg 08/25/25 (59,926)

48
Dimensional Short-Duration Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 5,133,986 EUR 4,520,488 UBS Warburg 08/25/25 $ (47,391)
JPY 454,033,748 USD 3,108,067 ANZ Banking Group, Ltd. 08/29/25 (82,451)
JPY 1,040,094,087 USD 7,119,583 HSBC Bank 08/29/25 (188,543)
JPY 763,341,120 USD 5,196,508 ANZ Banking Group, Ltd. 09/22/25 (95,247)
JPY 245,508,202 USD 1,685,048 Citigroup 09/22/25 (44,364)
Total (Depreciation) $(4,717,897)
Total Appreciation (Depreciation) $3,342,352
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 237,903,132 $ — $ 237,903,132
Austria .............................. — 517,267 — 517,267
Belgium ............................. — 11,720,374 — 11,720,374
Canada ............................. — 435,175,852 — 435,175,852
Denmark ............................ — 40,005,105 — 40,005,105
Finland .............................. — 28,000,555 — 28,000,555
France .............................. — 187,899,000 — 187,899,000
Germany ............................ — 237,353,447 — 237,353,447
Ireland .............................. — 55,566,501 — 55,566,501
Italy ................................ — 40,420,092 — 40,420,092
Japan ............................... — 259,542,152 — 259,542,152
Luxembourg .......................... — 8,986,252 — 8,986,252
Netherlands .......................... — 150,335,294 — 150,335,294
New Zealand ......................... — 8,059,759 — 8,059,759
Norway .............................. — 54,259,128 — 54,259,128
Singapore ............................ — 1,535,034 — 1,535,034
Spain ............................... — 51,449,648 — 51,449,648
Supranational ......................... — 284,726,628 — 284,726,628
Sweden ............................. — 89,467,613 — 89,467,613
Switzerland ........................... — 10,492,645 — 10,492,645
United Kingdom ....................... — 163,179,755 — 163,179,755
United States ......................... — 2,253,878,326 — 2,253,878,326
U.S. Treasury Obligations ................. — 267,985,870 — 267,985,870
Commercial Paper ....................... — 5,930,232 — 5,930,232
Securities Lending Collateral ............... — 71,514,053 — 71,514,053
Total Investments ........................ $— $4,955,903,714 $— $4,955,903,714
Financial Instruments
Assets
Forward Currency Contracts** .............. — 8,060,249 — 8,060,249
Liabilities
Forward Currency Contracts** .............. — (4,717,897) — (4,717,897)
Total Other Financial Instruments ........... $– $3,342,352 $– $3,342,352
**
Valued at the unrealized appreciation (depreciation) on the investment.

49
Dimensional Inflation-Protected Securities ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Face
Amount
Value
(000)
U.S. TREASURY OBLIGATIONS — (99.9%)
Treasury Inflation-Protected Security
2.500%, 01/15/29 .............................................................. 40,330 $ 41,923,484
0.875%, 01/15/29 .............................................................. 15,875 15,634,322
3.875%, 04/15/29 .............................................................. 44,051 48,012,252
0.250%, 07/15/29 .............................................................. 79,028 75,962,957
0.125%, 01/15/30 .............................................................. 142,513 134,653,300
0.125%, 07/15/30 .............................................................. 151,439 142,416,364
0.125%, 01/15/31 .............................................................. 136,480 126,543,506
0.125%, 07/15/31 .............................................................. 83,185 76,610,814
0.125%, 01/15/32 .............................................................. 56,798 51,479,691
3.375%, 04/15/32 .............................................................. 53,745 59,675,214
1.125%, 01/15/33 .............................................................. 15,391 14,683,999
1.750%, 01/15/34 .............................................................. 2,417 2,389,608
2.125%, 02/15/40 .............................................................. 30,500 29,963,395
2.125%, 02/15/41 .............................................................. 38,514 37,463,299
0.750%, 02/15/42 .............................................................. 34,016 26,226,211
0.625%, 02/15/43 .............................................................. 22,271 16,418,354
1.375%, 02/15/44 .............................................................. 17,159 14,293,837
0.750%, 02/15/45 .............................................................. 31,595 22,840,450
TOTAL U.S. TREASURY OBLIGATIONS ........................................... 937,191,057
Shares Value
INVESTMENT COMPANY — ( 0.1% )
UNITED STATES — (0.1%)
State Street Institutional U.S. Government Money Market Fund
(r) 4.250% ............................................................. 1 , 027 , 98 6 1,027,986
TOTAL UNITED STATES ....................................................... 1,027,986
TOTAL INVESTMENT COMPANY ................................................. 1,027,986
TOTAL INVESTMENT SECURITIES — ( 100.0% )
(Cost $ 945,634,556 ) ........................................................... 938,219,043
TOTAL INVESTMENTS — (100.0%)
(Cost $945,634,556) ........................................................... $ 938,219,043
(r) Rate disclosed is the seven day yield as of July 31, 2025.
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows :
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
U.S. Treasury Obligations ................. $ — $ 937,191,057 $ — $ 937,191,057
Investment Company ..................... 1,027,986 — — 1,027,986
Total Investments ........................ $1,027,986 $937,191,057 $— $938,219,043

50
Dimensional Global Core Plus Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATIONS — (8.5%)
Federal National Mortgage
Association
6.500%, 08/01/55, 30 YR TBA 14,644 $ 15,104,002
2.500%, 08/01/55, 30 YR TBA 45,159 36,995,422
2.000%, 08/01/55, 30 YR TBA 49,006 38,326,875
6.000%, 08/01/55, 30 YR TBA 33,759 34,225,611
Government National Mortgage
Association
6.000%, 08/01/55, 30 YR TBA 30,135 30,538,748
TOTAL AGENCY
OBLIGATIONS ............ 155,190,658
BONDS — (86.1%)
AUSTRALIA — (7.7%)
APA Infrastructure, Ltd.
1.250% 03/15/33, MTN EUR 1,500 1,444,901
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.56%, FRN,
4.917%, 03/18/26(*) ... 1,400 1,402,224
Ω SOFR+0.47%, FRN,
4.829%, 12/16/26(*) ... 430 430,645
EUR003M+0.40%, FRN,
2.475%, 05/21/27(*) ... EUR 7,800 8,945,713
Ω SOFR+0.65%, FRN,
5.010%, 09/30/27(*) ... 560 562,165
EUR003M+0.48%, FRN,
2.451%, 10/29/27(*),
MTN ............... EUR 235 269,662
BBSW3M+1.20%, FRN,
4.862%, 11/04/27(*) ... AUD 2,100 1,369,727
Ω SOFR+0.62%, FRN,
4.977%, 06/18/28(*) ... 1,500 1,504,769
4.950% 09/11/28, MTN AUD 2,000 1,320,920
BBSW3M+0.86%, FRN,
4.559%, 06/18/29(*),
MTN ............... AUD 2,500 1,616,752
Ω SOFR+0.85%, FRN,
5.209%, 12/16/29(*) ... 1,600 1,616,512
SOFR+0.85%, FRN,
5.204%, 12/16/29(*) ... 1,172 1,184,095
BHP Billiton Finance USA, Ltd.
5.000% 09/30/43 ..... 1,177 1,112,272
Buckeye Partners, LP
Ω 4.500% 03/01/28 ..... 275 268,440
5.850% 11/15/43 ..... 1,770 1,573,620
5.600% 10/15/44 ..... 1,200 1,011,984
Commonwealth Bank of Australia
Ω SOFR+0.63%, FRN,
4.983%, 09/12/25(*) ... 150 150,090
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Ω SOFR+0.75%, FRN,
5.104%, 03/13/26(*) ... 3,294 $ 3,304,220
SOFR+0.46%, FRN,
4.808%, 11/27/26(*) ... 1,000 1,002,022
Ω SOFR+0.46%, FRN,
4.808%, 11/27/26(*) ... 235 235,475
BBSW3M+1.15%, FRN,
4.867%, 01/13/28(*) ... AUD 2,800 1,825,383
Ω SOFR+0.64%, FRN,
4.994%, 03/14/28(*) ... 695 698,287
SOFR+0.64%, FRN,
4.994%, 03/14/28(*),
MTN ............... 221 222,045
BBSW3M+0.95%, FRN,
4.758%, 08/17/28(*),
MTN ............... AUD 2,000 1,298,720
Ω SOFR+0.81%, FRN,
5.164%, 03/14/30(*) ... 2,380 2,395,245
Fortescue Treasury Pty, Ltd.
Ω 5.875% 04/15/30 ..... 1,603 1,623,084
Ω 4.375% 04/01/31 ..... 1,615 1,513,095
Ω 6.125% 04/15/32 ..... 2,474 2,522,725
Glencore Capital Finance DAC
4.154% 04/29/31, MTN EUR 2,500 2,976,917
1.250% 03/01/33, MTN EUR 100 97,031
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
5.415%, 04/04/27(*) ... 150 150,696
Ω 6.500% 10/06/33 ..... 780 844,914
Ω 5.634% 04/04/34 ..... 100 101,957
Macquarie Bank, Ltd.
EUR003M+0.44%, FRN,
2.441%, 12/18/26(*),
MTN ............... EUR 100 114,704
Ω SOFR+0.92%, FRN,
5.277%, 07/02/27(*) ... 1,005 1,013,754
3.202% 09/17/29, MTN EUR 400 463,500
Macquarie Group, Ltd.
0.943% 01/19/29 ..... EUR 258 276,746
4.747% 01/23/30, MTN EUR 649 795,717
National Australia Bank, Ltd.
BBSW3M+0.70%, FRN,
4.387%, 10/18/27(*),
MTN ............... AUD 3,740 2,413,821
Ω SOFR+0.60%, FRN,
4.955%, 10/26/27(*) ... 5,655 5,670,737
BBSW3M+1.20%, FRN,
4.910%, 11/25/27(*),
MTN ............... AUD 1,000 652,328

51
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
BBSW3M+1.00%, FRN,
4.800%, 05/12/28(*),
MTN ............... AUD 2,300 $ 1,494,194
Ω SOFR+0.65%, FRN,
5.004%, 06/13/28(*) ... 2,000 2,007,034
BBSW3M+0.90%, FRN,
4.564%, 03/22/29(*) ... AUD 4,100 2,656,595
BBSW3M+0.82%, FRN,
4.614%, 11/14/29(*),
MTN ............... AUD 5,700 3,678,488
Ω SOFR+0.79%, FRN,
5.143%, 01/14/30(*) ... 7,360 7,422,939
New South Wales Treasury
Corp.
1.500% 02/20/32 ..... AUD 10,000 5,419,403
2.000% 03/08/33 ..... AUD 4,100 2,215,699
1.750% 03/20/34 ..... AUD 11,700 5,956,216
4.750% 02/20/35 ..... AUD 3,450 2,212,215
4.750% 09/20/35 ..... AUD 1,950 1,244,268
4.250% 02/20/36 ..... AUD 6,920 4,203,478
3.500% 11/20/37 ..... AUD 2,500 1,370,786
Northern Star Resources, Ltd.
Ω 6.125% 04/11/33 ..... 100 103,651
Northern Territory Treasury Corp.
2.500% 05/21/32 ..... AUD 4,800 2,709,696
5.750% 04/21/37 ..... AUD 200 131,509
Optus Finance Pty, Ltd.
2.500% 07/01/30, MTN AUD 1,200 694,344
Queensland Treasury Corp.
BBSW3M+0.30%, FRN,
3.994%, 09/19/28(*) ... AUD 436 281,001
Ω 1.750% 07/20/34 ..... AUD 3,000 1,502,511
Ω 5.250% 07/21/36 ..... AUD 400 261,691
Ω 5.000% 07/21/37 ..... AUD 100 63,257
Ω 2.250% 04/16/40 ..... AUD 200 87,158
South Australian Government
Financing Authority
1.750% 05/24/34 ..... AUD 5,650 2,856,212
2.000% 05/23/36 ..... AUD 3,000 1,448,737
4.750% 05/24/38 ..... AUD 1,730 1,064,949
2.250% 05/24/40 ..... AUD 700 306,418
Treasury Corp. of Victoria
1.500% 09/10/31 ..... AUD 2,600 1,426,270
2.250% 09/15/33 ..... AUD 3,500 1,885,434
2.250% 11/20/34 ..... AUD 13,730 7,103,062
2.000% 09/17/35 ..... AUD 6,000 2,940,200
4.750% 09/15/36 ..... AUD 1,100 688,488
2.000% 11/20/37 ..... AUD 10,050 4,549,470
5.250% 09/15/38, MTN AUD 2,370 1,514,431
5.500% 09/15/39 ..... AUD 100 64,742
Western Australian Treasury
Corp.
2.000% 10/24/34 ..... AUD 92 47,367
Westpac Banking Corp.
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
SOFR+1.00%, FRN,
5.347%, 08/26/25(*) ... 400 $ 400,244
3.735% 08/26/25 ..... 100 99,937
SOFR+0.72%, FRN,
5.064%, 11/17/25(*) ... 900 901,369
SOFR+0.42%, FRN,
4.782%, 04/16/26(*) ... 544 544,509
SOFR+0.52%, FRN,
4.871%, 06/03/26(*) ... 200 200,332
SOFR+0.46%, FRN,
4.813%, 10/20/26(*) ... 745 746,067
BBSW3M+1.23%, FRN,
5.030%, 11/11/27(*) ... AUD 1,900 1,240,047
BBSW3M+0.98%, FRN,
4.777%, 02/16/28(*),
MTN ............... AUD 4,100 2,661,558
5.535% 11/17/28 ..... 100 104,044
1.953% 11/20/28 ..... 350 325,566
BBSW3M+1.00%, FRN,
4.717%, 01/15/29(*) ... AUD 2,300 1,494,032
SOFR+0.81%, FRN,
5.164%, 04/16/29(*) ... 235 237,073
BBSW3M+0.88%, FRN,
4.674%, 05/14/29(*) ... AUD 2,800 1,812,746
2.150% 06/03/31 ..... 100 88,400
Woodside Finance, Ltd.
5.100% 09/12/34 ..... 120 116,426
TOTAL AUSTRALIA ........ 140,581,877
BELGIUM — (2.5%)
Anheuser-Busch InBev SA/NV
1.500% 04/18/30, MTN EUR 90 97,929
2.750% 03/17/36, MTN EUR 10 10,679
Belfius Bank SA
4.125% 09/12/29, MTN EUR 100 120,425
Dexia SA
SONIO+1.00%, FRN,
5.239%, 03/25/26(*),
MTN ............... GBP 7,500 9,966,486
Euroclear Holding NV
1.500% 04/11/30 ..... EUR 100 107,947
Kingdom of Belgium Government
Bond
Ω 0.100% 06/22/30 ..... EUR 1,672 1,702,055
Ω 1.900% 06/22/38 ..... EUR 34,780 33,287,036
TOTAL BELGIUM ......... 45,292,557
CANADA — (10.6%)
American National Group, Inc.
5.000% 06/15/27 ..... 161 161,440
Ω 6.144% 06/13/32 ..... 585 599,115
Bank of Montreal
SOFRINDX+0.95%, FRN,
5.309%, 09/25/25(*) ... 100 100,121

52
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
SOFRINDX+0.62%, FRN,
4.974%, 09/15/26(*),
MTN ............... 126 $ 126,347
SOFRINDX+0.76%, FRN,
5.111%, 06/04/27(*) ... 360 361,984
5.511% 06/04/31 ..... 90 93,658
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.896%, 03/02/26(*) ... 150 150,149
SOFR+0.61%, FRN,
4.964%, 09/15/26(*) ... 250 250,360
SOFRINDX+0.78%, FRN,
5.134%, 06/04/27(*) ... 150 150,636
SOFRINDX+1.08%, FRN,
5.434%, 08/01/29(*) ... 920 924,330
Barrick North America Finance
LLC
5.750% 05/01/43 ..... 100 100,524
Brookfield Finance, Inc.
6.350% 01/05/34 ..... 355 382,218
5.675% 01/15/35 ..... 144 147,860
Canada Housing Trust No. 1
Ω 1.950% 12/15/25 ..... CAD 4,000 2,884,641
Canadian Imperial Bank of
Commerce
EUR003M+0.40%, FRN,
2.393%, 03/27/26(*) ... EUR 2,000 2,292,239
SOFR+1.22%, FRN,
5.577%, 10/02/26(*) ... 100 100,920
SOFR+0.94%, FRN,
5.300%, 06/28/27(*) ... 300 302,267
3.807% 07/09/29, MTN EUR 300 354,789
6.092% 10/03/33 ..... 295 316,409
Canadian Natural Resources,
Ltd.
6.500% 02/15/37 ..... 1,374 1,449,200
6.250% 03/15/38 ..... 3,162 3,265,581
Cenovus Energy, Inc.
5.250% 06/15/37 ..... 65 61,098
6.750% 11/15/39 ..... 53 56,645
CI Financial Corp.
3.200% 12/17/30 ..... 1,766 1,567,565
Columbia Pipelines Holding Co.
LLC
Ω 5.681% 01/15/34 ..... 700 709,947
CPPIB Capital, Inc.
1.250% 12/07/27 ..... GBP 700 870,815
3.950% 06/02/32 ..... CAD 6,400 4,736,940
4.750% 06/02/33 ..... CAD 15,000 11,599,544
4.300% 06/02/34 ..... CAD 2,200 1,640,401
0.750% 02/02/37, MTN EUR 4,450 3,830,155
Enbridge Energy Partners, LP
7.500% 04/15/38 ..... 318 370,656
5.500% 09/15/40 ..... 919 888,713
Enbridge, Inc.
Face
Amount^
Value
(000)
CANADA — (Continued)
4.500% 06/10/44 ..... 100 $ 82,321
Fairfax Financial Holdings, Ltd.
6.000% 12/07/33 ..... 400 416,281
Hydro-Quebec
6.500% 02/15/35 ..... CAD 1,800 1,553,477
ITC Holdings Corp.
5.300% 07/01/43 ..... 300 275,908
Kinross Gold Corp.
6.250% 07/15/33 ..... 437 466,781
Liberty Utilities Co.
Ω 5.869% 01/31/34 ..... 150 152,069
Magna International, Inc.
4.375% 03/17/32 ..... EUR 281 338,512
Methanex Corp.
# 5.250% 12/15/29 ..... 1,972 1,953,229
5.650% 12/01/44 ..... 380 296,086
Ontario Teachers' Finance Trust
3.300% 10/05/29, MTN EUR 100 117,378
Ω 1.850% 05/03/32 ..... EUR 400 425,944
4.300% 06/02/34 ..... CAD 5,000 3,701,674
Province of Alberta Canada
5.200% 05/15/34, MTN AUD 100 65,488
Province of British Columbia
Canada
5.250% 05/23/34, MTN AUD 290 191,100
4.150% 06/18/34 ..... CAD 22,250 16,410,813
3.400% 05/24/39 ..... EUR 7,900 8,853,051
Province of Manitoba Canada
3.900% 12/02/32 ..... CAD 10,000 7,345,123
3.800% 06/02/33 ..... CAD 11,550 8,373,092
4.250% 06/02/34 ..... CAD 7,000 5,185,180
4.850% 08/28/34, MTN AUD 100 63,811
3.700% 06/02/35 ..... CAD 5,000 3,512,170
5.700% 03/05/37 ..... CAD 2,600 2,120,696
4.650% 03/05/40 ..... CAD 4,000 2,942,418
Province of Ontario Canada
3.750% 06/02/32 ..... CAD 3,000 2,195,291
3.650% 06/02/33 ..... CAD 5,400 3,887,781
5.350% 05/08/34, MTN AUD 395 262,219
4.150% 06/02/34 ..... CAD 12,400 9,148,313
3.800% 12/02/34 ..... CAD 14,400 10,291,488
3.600% 06/02/35 ..... CAD 4,000 2,796,051
4.600% 06/02/39 ..... CAD 6,000 4,449,214
Province of Quebec Canada
0.500% 01/25/32, MTN EUR 1,000 982,438
3.250% 09/01/32 ..... CAD 5,000 3,538,245
3.600% 09/01/33 ..... CAD 7,500 5,364,164
4.450% 09/01/34 ..... CAD 23,000 17,313,840
5.750% 12/01/36 ..... CAD 400 329,689
Province of Saskatchewan
Canada
3.300% 05/08/34, MTN EUR 1,200 1,379,459
PSP Capital, Inc.
3.250% 07/02/34, MTN EUR 1,000 1,146,964

53
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
Rogers Communications, Inc.
7.500% 08/15/38 ..... 855 $ 980,901
4.500% 03/15/42 ..... 555 475,498
5.450% 10/01/43 ..... 105 98,597
Royal Bank of Canada
5.228% 06/24/30 ..... CAD 2,400 1,860,197
4.375% 10/02/30, MTN EUR 289 352,779
Spectra Energy Partners, LP
5.950% 09/25/43 ..... 150 147,969
Suncor Energy, Inc.
7.150% 02/01/32 ..... 296 327,872
6.800% 05/15/38 ..... 1,741 1,870,823
6.850% 06/01/39 ..... 702 758,553
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.434%, 07/17/26(*) ... 200 201,373
EUR003M+0.35%, FRN,
2.492%, 02/16/27(*) ... EUR 7,000 8,018,955
SOFR+0.73%, FRN,
5.085%, 04/05/27(*) ... 260 261,354
BBSW3M+1.20%, FRN,
4.890%, 07/23/29(*) ... AUD 3,300 2,124,722
SOFR+1.03%, FRN,
5.390%, 12/17/29(*) ... 350 350,963
1.952% 04/08/30, MTN EUR 200 218,486
3.563% 04/16/31, MTN EUR 2,100 2,450,535
3.200% 03/10/32 ..... 150 136,505
4.456% 06/08/32 ..... 150 147,115
3.129% 08/03/32, MTN EUR 250 283,123
TransCanada PipeLines, Ltd.
6.200% 10/15/37 ..... 1,366 1,426,843
7.625% 01/15/39 ..... 432 503,040
6.100% 06/01/40 ..... 1,270 1,293,927
TOTAL CANADA .......... 193,065,155
DENMARK — (0.5%)
DSV Finance BV
3.375% 11/06/32, MTN EUR 1,650 1,901,664
3.375% 11/06/34, MTN EUR 200 227,116
Kommunekredit
2.460% 11/17/29, MTN EUR 400 412,039
Novo Nordisk Finance
Netherlands BV
3.125% 01/21/29, MTN EUR 200 233,178
3.250% 01/21/31, MTN EUR 415 483,054
3.125% 05/27/33, MTN EUR 1,500 1,707,269
3.375% 05/21/34, MTN EUR 3,631 4,170,658
Nykredit Realkredit A/S
3.625% 07/24/30, MTN EUR 100 116,774
TOTAL DENMARK ........ 9,251,752
FINLAND — (1.1%)
Finland Government Bond
Ω 2.496% 09/15/30 ..... EUR 2,549 2,568,286
Kuntarahoitus OYJ
5.125% 07/22/27, MTN GBP 600 810,573
Face
Amount^
Value
(000)
FINLAND — (Continued)
2.750% 02/02/34, MTN EUR 3,000 $ 3,371,634
Neste OYJ
3.875% 05/21/31, MTN EUR 650 766,258
Nokia OYJ
6.625% 05/15/39 ..... 4,250 4,316,068
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
5.097%, 03/19/27(*) ... 535 537,667
Ω SOFR+0.70%, FRN,
5.055%, 03/17/28(*) ... 350 351,132
Nordea Kiinnitysluottopankki OYJ
1.375% 02/28/33 ..... EUR 3,045 3,124,445
OP Corporate Bank PLC
EUR003M+0.40%, FRN,
2.380%, 03/28/27(*) ... EUR 1,900 2,177,811
0.100% 11/16/27, MTN EUR 100 108,556
2.875% 11/27/29, MTN EUR 956 1,100,656
Stora Enso OYJ
4.250% 09/01/29, MTN EUR 177 211,052
TOTAL FINLAND .......... 19,444,138
FRANCE — (5.9%)
Action Logement Services
4.125% 10/03/38, MTN EUR 700 816,827
Aeroports de Paris SA
3.500% 03/20/33, MTN EUR 2,200 2,541,638
Agence Francaise de
Developpement EPIC
3.500% 02/25/33 ..... EUR 2,500 2,916,951
3.375% 05/25/33 ..... EUR 1,400 1,615,410
Agence France Locale
3.000% 08/20/32, MTN EUR 2,500 2,841,078
3.125% 03/20/33, MTN EUR 3,900 4,428,514
3.125% 03/20/34, MTN EUR 300 338,153
Banque Federative du Credit
Mutuel SA
Ω SOFR+1.13%, FRN,
5.484%, 01/23/27(*) ... 200 201,391
Ω SOFRINDX+1.07%, FRN,
5.414%, 02/16/28(*) ... 250 252,225
0.750% 01/17/30 ..... EUR 900 934,803
Ω SOFRINDX+1.23%, FRN,
5.584%, 01/22/30(*) ... 886 891,047
4.375% 05/02/30, MTN EUR 1,600 1,929,609
0.625% 02/21/31, MTN EUR 200 198,827
4.750% 11/10/31, MTN EUR 900 1,110,128
1.125% 01/19/32, MTN EUR 100 99,603
3.625% 09/14/32, MTN EUR 100 116,648
3.750% 02/03/34, MTN EUR 100 116,455
BNP Paribas SA
4.095% 02/13/34, MTN EUR 4,200 4,992,217
Bouygues SA
5.375% 06/30/42 ..... EUR 300 386,841
BPCE SA
4.500% 01/13/33, MTN EUR 300 364,231

54
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
3.875% 01/25/36 ..... EUR 3,100 $ 3,640,671
Bpifrance SACA
3.000% 05/25/32, MTN EUR 7,000 7,961,748
3.375% 11/25/32 ..... EUR 2,500 2,902,980
3.375% 05/25/34, MTN EUR 1,700 1,947,117
Caisse d'Amortissement de la
Dette Sociale
2.875% 05/25/30, MTN EUR 200 230,962
Cofiroute SA
3.125% 03/06/33, MTN EUR 100 113,222
Credit Agricole SA
3.125% 02/26/32, MTN EUR 500 572,381
3.500% 09/26/34 ..... EUR 200 227,838
Electricite de France SA
4.625% 04/26/30, MTN EUR 50 61,321
Engie SA
4.250% 09/06/34, MTN EUR 2,100 2,518,291
French Republic Government
Bond OAT
Ω 2.500% 05/25/30 ..... EUR 7,734 8,807,589
Gestion Securite de Stocks
Securite SA
3.375% 06/29/30, MTN EUR 100 117,328
ICADE
1.000% 01/19/30 ..... EUR 100 103,966
Ile-de-France Mobilites
1.000% 05/25/34, MTN EUR 1,300 1,216,275
0.675% 11/24/36, MTN EUR 1,100 916,697
LVMH Moet Hennessy Louis
Vuitton SE
3.250% 09/07/29, MTN EUR 200 234,132
3.375% 02/05/30, MTN EUR 200 235,200
3.000% 03/07/32, MTN EUR 2,600 2,966,452
3.125% 11/07/32, MTN EUR 2,000 2,295,569
3.500% 09/07/33, MTN EUR 300 349,826
Orange SA
8.125% 11/20/28, MTN GBP 50 73,599
RCI Banque SA
3.875% 09/30/30, MTN EUR 150 175,347
4.125% 04/04/31 ..... EUR 575 676,758
Region of Ile de France
3.650% 05/25/35, MTN EUR 300 349,473
SFIL SA
3.000% 09/24/30, MTN EUR 2,900 3,352,598
3.250% 11/25/30, MTN EUR 2,900 3,375,864
3.250% 10/05/32, MTN EUR 3,000 3,448,074
SNCF Reseau
1.875% 03/30/34, MTN EUR 2,300 2,322,751
Societe Des Grands Projets
EPIC
0.300% 11/25/31, MTN EUR 3,800 3,686,389
1.125% 05/25/34, MTN EUR 100 95,514
Societe Generale SA
6.250% 06/22/33, MTN GBP 1,700 2,404,188
Societe Nationale SNCF SACA
Face
Amount^
Value
(000)
FRANCE — (Continued)
3.375% 05/25/33 ..... EUR 100 $ 115,456
Tikehau Capital SCA
6.625% 03/14/30 ..... EUR 300 384,883
4.250% 04/08/31 ..... EUR 300 348,781
TotalEnergies Capital
International SA
3.455% 02/19/29 ..... 250 244,132
1.994% 04/08/32, MTN EUR 100 107,000
2.986% 06/29/41 ..... 1,703 1,256,292
UNEDIC ASSEO
1.250% 05/25/33, MTN EUR 15,600 15,590,964
3.375% 11/25/33, MTN EUR 200 231,711
Unibail-Rodamco-Westfield SE
4.125% 12/11/30, MTN EUR 1,000 1,203,503
1.875% 01/15/31, MTN EUR 300 319,403
3.875% 09/11/34, MTN EUR 300 345,727
Veolia Environnement SA
6.125% 11/25/33, MTN EUR 50 68,575
Vinci SA
EUR003M+0.25%, FRN,
2.374%, 05/13/26(*) ... EUR 1,000 1,144,778
WEA Finance LLC
Ω 2.875% 01/15/27 ..... 300 291,815
Ω 3.500% 06/15/29 ..... 1,209 1,158,688
Wendel SE
4.500% 06/19/30 ..... EUR 100 120,358
TOTAL FRANCE .......... 107,404,782
GERMANY — (2.4%)
Allianz Finance II BV
1.500% 01/15/30, MTN EUR 700 762,008
Bayer AG
4.625% 05/26/33, MTN EUR 120 146,879
Bayer US Finance II LLC
Ω 4.200% 07/15/34 ..... 855 773,202
Ω 5.500% 07/30/35 ..... 205 202,936
Ω 4.625% 06/25/38 ..... 3,238 2,867,266
Ω 4.400% 07/15/44 ..... 602 469,826
Bayer US Finance LLC
Ω 6.500% 11/21/33 ..... 920 982,696
BMW Finance NV
3.250% 07/22/30, MTN EUR 90 105,727
BMW International Investment
BV
3.500% 11/17/32, MTN EUR 235 271,259
3.500% 01/22/33, MTN EUR 1,815 2,094,468
3.375% 08/27/34, MTN EUR 650 732,139
BMW US Capital LLC
Ω SOFRINDX+0.55%, FRN,
4.907%, 04/02/26(*) ... 150 150,113
Ω SOFRINDX+0.80%, FRN,
5.142%, 08/13/26(*) ... 350 350,889
Ω SOFRINDX+0.92%, FRN,
5.262%, 08/13/27(*) ... 100 100,232
Ω 4.850% 08/13/31 ..... 100 100,536

55
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
3.375% 02/02/34, MTN EUR 176 $ 198,752
Ω
# 5.400% 03/21/35 ..... 175 177,726
Bundesrepublik Deutschland
Bundesanleihe
2.100% 11/15/29 ..... EUR 127 144,821
Deutsche Bahn AG
1.875% 05/24/30, MTN EUR 100 111,066
0.625% 04/15/36, MTN EUR 100 86,347
3.375% 01/29/38, MTN EUR 3,814 4,306,731
0.875% 06/23/39, MTN EUR 143 116,407
Deutsche Boerse AG
3.750% 09/28/29 ..... EUR 100 119,244
1.500% 04/04/32 ..... EUR 400 414,478
3.875% 09/28/33 ..... EUR 500 600,045
Deutsche Telekom International
Finance BV
8.875% 11/27/28, MTN GBP 40 60,381
2.250% 04/13/29, MTN GBP 20 24,745
Ω 4.875% 03/06/42 ..... 500 457,240
E.ON International Finance BV
5.875% 10/30/37, MTN GBP 100 132,993
Ω
# 6.650% 04/30/38 ..... 500 547,865
E.ON SE
4.000% 08/29/33, MTN EUR 65 78,023
Fresenius Medical Care US
Finance III, Inc.
Ω 1.875% 12/01/26 ..... 372 357,356
Ω 2.375% 02/16/31 ..... 2,375 2,044,637
Ω 3.000% 12/01/31 ..... 2,035 1,772,902
Hamburg Commercial Bank AG
3.500% 01/31/30, MTN EUR 133 154,202
Heidelberg Materials AG
3.950% 07/19/34 ..... EUR 250 294,745
Mercedes-Benz Finance North
America LLC
8.500% 01/18/31 ..... 100 118,512
Ω
# 5.050% 08/03/33 ..... 300 300,277
Ω 5.000% 01/11/34 ..... 508 504,786
Mercedes-Benz International
Finance BV
3.700% 05/30/31, MTN EUR 90 107,132
RWE Finance US LLC
Ω 5.875% 04/16/34 ..... 500 517,036
Siemens
Financieringsmaatschappij NV
EUR003M+0.23%, FRN,
2.231%, 12/18/25(*) ... EUR 300 343,551
1.000% 02/25/30 ..... EUR 300 319,722
1.375% 09/06/30, MTN EUR 258 278,985
3.125% 05/27/33, MTN EUR 3,700 4,257,866
0.500% 09/05/34, MTN EUR 262 243,046
3.375% 02/22/37 ..... EUR 1,300 1,471,321
Ω 2.875% 03/11/41 ..... 610 451,916
Sixt SE
3.250% 01/22/30, MTN EUR 100 115,518
Face
Amount^
Value
(000)
GERMANY — (Continued)
State of Lower Saxony
0.125% 01/10/30 ..... EUR 382 $ 393,734
Sudzucker International Finance
BV
4.125% 01/29/32 ..... EUR 4,500 5,242,736
T-Mobile USA, Inc.
4.375% 04/15/40 ..... 625 552,168
Volkswagen Bank GmbH
4.625% 05/03/31, MTN EUR 100 121,202
Volkswagen Financial Services
AG
3.625% 05/19/29 ..... EUR 400 466,212
0.375% 02/12/30, MTN EUR 190 192,735
3.875% 09/10/30 ..... EUR 533 625,296
3.875% 11/19/31 ..... EUR 500 582,969
Volkswagen Group of America
Finance LLC
Ω 5.800% 03/27/35 ..... 550 551,606
Volkswagen International
Finance NV
4.250% 03/29/29, MTN EUR 100 119,127
3.000% 04/11/29, MTN EUR 300 335,819
Volkswagen Leasing GmbH
4.750% 09/25/31, MTN EUR 385 471,725
ZF North America Capital, Inc.
Ω 6.875% 04/14/28 ..... 668 666,768
Ω 7.125% 04/14/30 ..... 1,755 1,701,122
TOTAL GERMANY ........ 43,363,769
HONG KONG — (0.0%)
Prudential Funding Asia PLC
5.875% 05/11/29 ..... GBP 75 103,381
TOTAL HONG KONG ...... 103,381
IRELAND — (0.2%)
Accenture Capital, Inc.
4.250% 10/04/31 ..... 907 893,169
4.500% 10/04/34 ..... 768 743,202
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.300% 01/30/32 ..... 395 357,354
3.400% 10/29/33 ..... 470 412,760
3.850% 10/29/41 ..... 1,450 1,156,334
ESB Finance DAC
4.250% 03/03/36, MTN EUR 400 482,868
Ireland Government Bond
0.200% 10/18/30 ..... EUR 160 163,080
TOTAL IRELAND .......... 4,208,767
ITALY — (1.6%)
Enel SpA
5.625% 06/21/27, MTN EUR 50 60,677
Eni SpA
4.250% 05/19/33, MTN EUR 3,900 4,687,336
3.875% 01/15/34, MTN EUR 1,500 1,750,843
Ω 5.700% 10/01/40 ..... 100 94,778

56
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
ITALY — (Continued)
Intesa Sanpaolo SpA
Ω 3.875% 07/14/27 ..... 222 $ 218,571
Ω 4.000% 09/23/29 ..... 250 243,073
5.125% 08/29/31, MTN EUR 150 190,156
5.625% 03/08/33, MTN EUR 150 195,802
6.625% 05/31/33, MTN GBP 500 712,384
Ω 6.625% 06/20/33 ..... 1,853 2,010,989
Ω 7.200% 11/28/33 ..... 1,655 1,861,661
Italy Buoni Poliennali Del Tesoro
0.950% 06/01/32 ..... EUR 25 25,018
4.350% 11/01/33 ..... EUR 1,219 1,504,752
Ω 4.000% 04/30/35 ..... EUR 500 603,973
Ω 0.950% 03/01/37 ..... EUR 450 386,427
Ω 2.950% 09/01/38 ..... EUR 6,438 6,785,706
Telecom Italia Capital SA
6.375% 11/15/33 ..... 720 744,692
6.000% 09/30/34 ..... 1,005 996,534
7.200% 07/18/36 ..... 1,400 1,467,757
7.721% 06/04/38 ..... 955 1,028,838
UniCredit SpA
4.000% 03/05/34, MTN EUR 2,600 3,072,910
Var Energi ASA
3.875% 03/12/31, MTN EUR 200 232,596
TOTAL ITALY ............ 28,875,473
JAPAN — (9.2%)
7-Eleven, Inc.
Ω 2.500% 02/10/41 ..... 1,075 720,729
Aircastle, Ltd.
Ω 5.250% 08/11/25 ..... 400 400,000
Ω 2.850% 01/26/28 ..... 550 524,856
Ω 5.950% 02/15/29 ..... 1,100 1,137,889
American Honda Finance Corp.
SOFR+0.60%, FRN,
4.943%, 08/14/25(*) ... 150 150,017
SOFRINDX+0.79%, FRN,
5.146%, 10/03/25(*) ... 250 250,272
SOFR+0.50%, FRN,
4.853%, 01/12/26(*) ... 400 400,355
SOFR+0.92%, FRN,
5.273%, 01/12/26(*) ... 355 355,941
SOFR+0.55%, FRN,
4.895%, 05/21/26(*) ... 150 150,182
SOFRINDX+0.72%, FRN,
5.075%, 10/05/26(*) ... 624 625,172
SOFR+0.77%, FRN,
5.123%, 03/12/27(*) ... 200 200,263
SOFR+0.71%, FRN,
5.063%, 07/09/27(*) ... 610 609,321
SOFR+0.72%, FRN,
5.074%, 10/22/27(*) ... 100 99,837
SOFR+0.82%, FRN,
5.171%, 03/03/28(*) ... 1,644 1,646,807
3.300% 03/21/29, MTN EUR 200 233,068
3.650% 04/23/31, MTN EUR 931 1,089,570
Face
Amount^
Value
(000)
JAPAN — (Continued)
3.950% 03/19/32, MTN EUR 1,400 $ 1,656,031
4.900% 01/10/34 ..... 450 444,533
5.200% 03/05/35 ..... 150 149,712
Development Bank of Japan, Inc.
4.750% 11/26/27, MTN EUR 50 60,275
East Japan Railway Co.
4.750% 12/08/31, MTN GBP 50 65,862
Japan Government Five Year
Bond
0.400% 12/20/28 ..... JPY 1,313,000 8,570,118
Japan Government Ten Year
Bond
0.100% 06/20/27 ..... JPY 1,169,800 7,672,355
0.100% 12/20/30 ..... JPY 89,900 565,487
0.100% 06/20/31 ..... JPY 699,000 4,364,738
0.200% 03/20/32 ..... JPY 777,300 4,828,407
0.200% 09/20/32 ..... JPY 334,500 2,061,077
Japan Government Thirty Year
Bond
2.300% 03/20/35 ..... JPY 1,534,050 10,887,326
2.500% 06/20/36 ..... JPY 1,428,800 10,268,334
Japan Government Twenty Year
Bond
1.500% 03/20/34 ..... JPY 804,350 5,378,314
0.400% 03/20/36 ..... JPY 2,744,150 16,028,557
0.600% 12/20/37 ..... JPY 5,752,500 32,926,799
1.100% 06/20/43 ..... JPY 2,633,050 14,211,244
JT International Financial
Services BV
3.625% 04/11/34, MTN EUR 6,000 6,791,382
Mizuho Financial Group, Inc.
2.096% 04/08/32, MTN EUR 250 266,004
4.029% 09/05/32, MTN EUR 300 357,376
4.416% 05/20/33, MTN EUR 4,700 5,732,855
3.980% 05/21/34, MTN EUR 800 946,198
3.767% 08/27/34, MTN EUR 400 465,457
Nissan Motor Acceptance Co.
LLC
Ω 2.000% 03/09/26 ..... 250 245,118
Ω 1.850% 09/16/26 ..... 165 158,327
Ω 5.300% 09/13/27 ..... 315 312,637
Ω 2.750% 03/09/28 ..... 689 638,696
2.750% 03/09/28 ..... 45 41,820
Ω 7.050% 09/15/28 ..... 986 1,015,841
Ω 2.450% 09/15/28 ..... 315 284,604
Nissan Motor Co., Ltd.
Ω 4.345% 09/17/27 ..... 550 536,550
Ω 4.810% 09/17/30 ..... 2,545 2,338,961
ORIX Corp.
3.780% 05/29/29, MTN EUR 250 293,631
3.447% 10/22/31, MTN EUR 7,985 9,107,904
Protective Life Corp.
8.450% 10/15/39 ..... 249 303,469
SoftBank Group Corp.
3.375% 07/06/29 ..... EUR 200 219,509

57
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
6.750% 07/08/29 ..... 200 $ 200,988
4.000% 09/19/29 ..... EUR 100 112,557
5.250% 07/06/31 ..... 750 700,647
7.000% 07/08/31 ..... 1,011 1,031,394
3.875% 07/06/32 ..... EUR 100 106,751
5.750% 07/08/32 ..... EUR 1,155 1,347,459
Sumitomo Mitsui Financial
Group, Inc.
SOFR+1.17%, FRN,
5.526%, 07/09/29(*) ... 1,258 1,270,328
0.632% 10/23/29, MTN EUR 506 528,982
SOFR+1.05%, FRN,
5.403%, 04/15/30(*) ... 250 251,058
3.318% 10/07/31, MTN EUR 258 298,118
Sumitomo Mitsui Trust Bank, Ltd.
Ω SOFR+0.98%, FRN,
5.330%, 09/10/27(*) ... 450 454,554
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
5.003%, 09/11/25(*) ... 100 100,058
SOFR+0.65%, FRN,
5.005%, 01/05/26(*) ... 300 300,459
SOFR+0.45%, FRN,
4.793%, 05/15/26(*) ... 305 305,267
SOFRINDX+0.89%, FRN,
5.234%, 05/18/26(*) ... 100 100,441
SOFR+0.77%, FRN,
5.110%, 08/07/26(*) ... 200 200,940
SOFR+0.65%, FRN,
5.007%, 03/19/27(*) ... 100 100,189
3.850% 07/24/30, MTN EUR 100 119,582
TOTAL JAPAN ............ 166,319,559
LUXEMBOURG — (0.8%)
ArcelorMittal SA
3.500% 12/13/31, MTN EUR 3,520 4,040,164
6.800% 11/29/32 ..... 2,507 2,748,554
6.000% 06/17/34 ..... 101 105,801
JAB Holdings BV
5.000% 06/12/33 ..... EUR 5,700 6,994,137
2.250% 12/19/39 ..... EUR 200 176,890
SELP Finance Sarl
3.750% 01/16/32, MTN EUR 823 950,256
TOTAL LUXEMBOURG ..... 15,015,802
NETHERLANDS — (1.4%)
ABN AMRO Bank NV
3.125% 01/21/30, MTN EUR 100 116,465
3.000% 02/25/31, MTN EUR 1,300 1,500,714
3.000% 10/01/31 ..... EUR 800 922,709
BNG Bank NV
2.450% 07/21/32 ..... AUD 1,600 898,473
0.010% 10/05/32, MTN EUR 1,300 1,221,261
0.125% 04/19/33, MTN EUR 1,800 1,677,577
Cooperatieve Rabobank UA
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
SOFRINDX+0.90%, FRN,
5.255%, 10/05/26(*) ... 6,655 $ 6,706,832
SOFRINDX+0.89%, FRN,
5.244%, 10/17/29(*) ... 645 647,938
3.822% 07/26/34, MTN EUR 1,000 1,178,605
5.250% 05/23/41, MTN GBP 351 446,685
5.250% 05/24/41 ..... 2,032 1,991,377
CTP NV
4.750% 02/05/30, MTN EUR 105 126,492
Enexis Holding NV
0.625% 06/17/32, MTN EUR 1,360 1,317,072
3.250% 04/09/33, MTN EUR 1,968 2,265,394
Heineken NV
4.125% 03/23/35, MTN EUR 100 119,737
Koninklijke KPN NV
3.875% 02/16/36, MTN EUR 3,400 3,950,230
Koninklijke Philips NV
6.875% 03/11/38 ..... 463 510,266
5.000% 03/15/42 ..... 100 90,308
Netherlands Government Bond
Ω 2.346% 07/15/30 ..... EUR 160 163,044
TOTAL NETHERLANDS .... 25,851,179
NEW ZEALAND — (0.5%)
New Zealand Government Bond
4.250% 05/15/34 ..... NZD 5,116 2,980,908
2.750% 04/15/37 ..... NZD 11,582 5,621,876
TOTAL NEW ZEALAND ..... 8,602,784
NORWAY — (0.6%)
Aker BP ASA
4.000% 05/29/32, MTN EUR 5,000 5,821,702
Ω 6.000% 06/13/33 ..... 1,000 1,028,542
Ω 5.125% 10/01/34 ..... 735 705,687
Equinor ASA
3.125% 04/06/30 ..... 250 237,008
2.375% 05/22/30 ..... 250 228,892
3.625% 04/06/40 ..... 1,650 1,377,055
5.100% 08/17/40 ..... 1,120 1,094,681
4.250% 11/23/41 ..... 105 92,783
3.950% 05/15/43 ..... 310 260,019
SpareBank 1 SMN
3.500% 05/23/29, MTN EUR 349 408,705
TOTAL NORWAY ......... 11,255,074
SINGAPORE — (0.2%)
DBS Group Holdings, Ltd.
SOFR+0.61%, FRN,
4.961%, 09/12/25(*) ... 2,750 2,750,632
SOFR+0.60%, FRN,
4.955%, 03/21/28(*) ... 600 601,974
TOTAL SINGAPORE ....... 3,352,606
SPAIN — (1.7%)
Abertis France SAS
4.250% 03/18/30, MTN EUR 100 120,090

58
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
SPAIN — (Continued)
Acciona Energia Financiacion
Filiales SA
3.750% 04/25/30, MTN EUR 100 $ 117,755
5.125% 04/23/31, MTN EUR 2,900 3,609,439
Autonomous Community of
Madrid Spain
3.596% 04/30/33 ..... EUR 90 106,650
Banco Santander SA
4.250% 06/12/30, MTN EUR 200 242,879
6.938% 11/07/33 ..... 200 225,320
CaixaBank SA
4.250% 09/06/30, MTN EUR 200 243,382
4.375% 11/29/33, MTN EUR 8,000 9,882,582
Naturgy Finance Iberia SA
3.625% 10/02/34, MTN EUR 200 228,031
Santander UK PLC
3.346% 03/25/30, MTN EUR 650 755,550
Spain Government Bond
Ω 3.550% 10/31/33 ..... EUR 756 896,969
Ω 0.850% 07/30/37 ..... EUR 574 490,984
Ω 3.900% 07/30/39 ..... EUR 5,588 6,608,510
Telefonica Emisiones SA
3.724% 01/23/34 ..... EUR 2,100 2,394,349
4.055% 01/24/36, MTN EUR 1,300 1,501,899
7.045% 06/20/36 ..... 2,476 2,743,150
Telefonica Europe BV
5.875% 02/14/33, MTN EUR 50 66,427
TOTAL SPAIN ............ 30,233,966
SUPRANATIONAL — (2.9%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.346%, 08/27/26(*) ... 200 201,822
Asian Infrastructure Investment
Bank (The)
Ω SOFR+0.22%, FRN,
4.573%, 04/15/26(*) ... 200 200,064
Eurofima Europaeische
Gesellschaft fuer die
Finanzierung von
Eisenbahnmaterial
0.100% 05/20/30, MTN EUR 100 101,651
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.543%, 04/14/26(*) ... 250 249,930
SOFRINDX+0.33%, FRN,
4.673%, 02/20/28(*) ... 1,478 1,479,562
SOFRINDX+0.30%, FRN,
4.644%, 02/16/29(*) ... 1,400 1,398,603
European Financial Stability
Facility
0.125% 03/18/30 ..... EUR 114 117,200
2.625% 05/07/30, MTN EUR 700 805,768
3.375% 08/30/38, MTN EUR 4,050 4,703,661
European Investment Bank
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SONCINDX+1.00%,
FRN, 5.239%,
01/18/27(*) .......... GBP 2,000 $ 2,678,700
SOFRINDX+0.32%, FRN,
4.660%, 08/14/29(*) ... 258 258,191
4.000% 04/15/30, MTN EUR 500 611,019
0.010% 11/15/35 ..... EUR 3,600 3,043,991
European Union
1.625% 12/04/29, MTN EUR 400 443,323
3.250% 07/04/34 ..... EUR 1,140 1,333,928
3.087% 07/04/35, MTN EUR 700 592,508
0.200% 06/04/36, MTN EUR 400 334,412
3.375% 10/04/38, MTN EUR 3,000 3,430,887
0.450% 07/04/41, MTN EUR 1,000 720,463
Inter-American Development
Bank
SOFRINDX+0.28%, FRN,
4.633%, 04/12/27(*) ... 400 400,148
SOFRINDX+0.35%, FRN,
4.709%, 10/04/27(*) ... 1,120 1,122,131
SOFRINDX+0.27%, FRN,
4.625%, 03/20/28(*) ... 755 754,535
SOFRINDX+0.35%, FRN,
4.709%, 10/05/28(*) ... 405 405,373
SOFRINDX+0.30%, FRN,
4.641%, 02/15/29(*) ... 1,600 1,596,592
SOFRINDX+0.37%, FRN,
4.727%, 08/01/29(*) ... 800 800,639
SOFRINDX+0.39%, FRN,
4.742%, 03/13/30(*) ... 11,700 11,695,234
International Bank for
Reconstruction & Development
SOFRINDX+0.18%, FRN,
4.533%, 06/15/26(*) ... 100 99,958
SOFRINDX+0.31%, FRN,
4.666%, 09/23/26(*) ... 510 510,470
SOFRINDX+0.37%, FRN,
4.723%, 01/12/27(*) ... 750 751,268
SOFRINDX+0.28%, FRN,
4.625%, 02/23/27(*) ... 550 550,506
SOFRINDX+0.27%, FRN,
4.623%, 06/15/27(*) ... 1,021 1,021,221
SOFRINDX+0.43%, FRN,
4.773%, 08/19/27(*) ... 1,050 1,053,318
SOFRINDX+0.30%, FRN,
4.641%, 05/15/28(*) ... 1,150 1,150,142
SOFRINDX+0.29%, FRN,
4.634%, 11/22/28(*) ... 1,100 1,098,306
SOFRINDX+0.30%, FRN,
4.653%, 01/24/29(*) ... 750 748,105
International Finance Corp.
SOFRINDX+0.28%, FRN,
4.633%, 03/16/26(*) ... 550 550,247

59
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFRINDX+0.31%, FRN,
4.660%, 08/28/28(*),
MTN ............... 4,800 $ 4,800,697
3.635% 08/26/33, MTN AUD 1,000 602,385
Nordic Investment Bank
SOFRINDX+1.00%, FRN,
5.340%, 05/12/26(*) ... 450 452,815
TOTAL SUPRANATIONAL .. 52,869,773
SWEDEN — (1.6%)
Castellum Helsinki Finance
Holding Abp
0.875% 09/17/29, MTN EUR 150 156,275
Investor AB
2.750% 06/10/32 ..... EUR 200 223,189
0.375% 10/29/35, MTN EUR 600 505,858
Lansforsakringar Bank AB
3.250% 01/22/30, MTN EUR 750 867,147
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.388%, 05/03/27(*) ... EUR 12,050 13,830,025
Svensk Exportkredit AB
3.375% 08/30/30, MTN EUR 3,150 3,714,837
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
5.009%, 05/28/27(*) ... 435 436,366
5.000% 03/02/28, MTN AUD 3,400 2,235,013
Ω SOFR+0.74%, FRN,
5.086%, 05/23/28(*) ... 3,235 3,255,583
0.050% 09/06/28, MTN EUR 435 461,794
2.875% 02/17/32, MTN EUR 3,321 3,796,300
Swedbank AB
4.125% 11/13/28, MTN EUR 200 240,112
TOTAL SWEDEN .......... 29,722,499
SWITZERLAND — (0.2%)
Tyco Electronics Group SA
3.250% 01/31/33 ..... EUR 1,350 1,539,363
UBS Group AG
0.625% 02/24/33 ..... EUR 1,000 935,026
TOTAL SWITZERLAND ..... 2,474,389
UNITED KINGDOM — (2.0%)
Ashtead Capital, Inc.
Ω 5.500% 08/11/32 ..... 870 881,340
Ω 5.550% 05/30/33 ..... 700 707,495
Ω 5.800% 04/15/34 ..... 2,058 2,113,132
Astrazeneca Finance LLC
4.900% 02/26/31 ..... 1,100 1,127,515
Barclays PLC
3.250% 01/17/33, MTN GBP 1,500 1,726,597
BAT Capital Corp.
5.834% 02/20/31 ..... 100 104,726
6.000% 02/20/34 ..... 220 231,700
4.390% 08/15/37 ..... 2,441 2,179,948
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
3.734% 09/25/40 ..... 419 $ 329,493
7.079% 08/02/43 ..... 2,572 2,830,363
BAT International Finance PLC
4.125% 04/12/32, MTN EUR 350 413,066
British Telecommunications PLC
5.750% 12/07/28 ..... GBP 335 462,080
CK Hutchison Group Telecom
Finance SA
1.500% 10/17/31 ..... EUR 200 206,352
Harbour Energy PLC
Ω 6.327% 04/01/35 ..... 300 300,145
HSBC Holdings PLC
# 6.100% 01/14/42 ..... 1,480 1,570,382
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.311%, 03/04/27(*) ... 810 815,671
Imperial Brands Finance PLC
3.875% 02/12/34, MTN EUR 200 227,451
Macquarie Airfinance Holdings,
Ltd.
Ω 6.500% 03/26/31 ..... 2,721 2,880,388
Motability Operations Group PLC
3.875% 01/24/34, MTN EUR 5,248 6,098,266
2.375% 07/03/39, MTN GBP 400 358,726
1.500% 01/20/41, MTN GBP 100 73,195
4.875% 01/17/43, MTN GBP 100 114,027
National Grid North America, Inc.
4.668% 09/12/33, MTN EUR 2,100 2,581,763
National Grid PLC
3.245% 03/30/34, MTN EUR 150 166,524
4.275% 01/16/35, MTN EUR 300 357,353
Nationwide Building Society
5.350% 03/15/28, MTN AUD 300 197,779
NatWest Markets PLC
5.899% 08/23/28, MTN AUD 300 201,489
3.125% 01/10/30, MTN EUR 889 1,026,782
Reynolds American, Inc.
5.700% 08/15/35 ..... 275 280,340
7.250% 06/15/37 ..... 1,202 1,347,343
8.125% 05/01/40 ..... 394 459,446
7.000% 08/04/41 ..... 648 690,942
6.150% 09/15/43 ..... 651 655,960
Segro PLC
3.500% 09/24/32, MTN EUR 2,289 2,613,508
Southern Gas Networks PLC
4.875% 03/21/29, MTN GBP 50 67,090
3.500% 10/16/30, MTN EUR 145 167,912
SSE PLC
8.375% 11/20/28, MTN GBP 60 88,461
U.K. Gilt
1.500% 07/22/26 ..... GBP 250 323,396
TOTAL UNITED KINGDOM .. 36,978,146
UNITED STATES — (32.5%)
Abbott Laboratories

60
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.750% 11/30/36 ..... 50 $ 49,235
# 5.300% 05/27/40 ..... 255 257,803
Advance Auto Parts, Inc.
1.750% 10/01/27 ..... 595 547,776
3.900% 04/15/30 ..... 1,847 1,674,826
# 3.500% 03/15/32 ..... 2,959 2,527,826
AES Corp. (The)
1.375% 01/15/26 ..... 70 68,894
5.800% 03/15/32 ..... 120 121,809
Aetna, Inc.
6.625% 06/15/36 ..... 300 322,699
6.750% 12/15/37 ..... 100 107,881
4.500% 05/15/42 ..... 245 201,875
4.750% 03/15/44 ..... 200 168,010
Affiliated Managers Group, Inc.
5.500% 08/20/34 ..... 200 201,527
AGCO Corp.
5.800% 03/21/34 ..... 850 866,298
Alabama Power Co.
4.100% 01/15/42 ..... 150 124,281
Albemarle Corp.
# 5.050% 06/01/32 ..... 700 674,680
Ally Financial, Inc.
4.750% 06/09/27 ..... 407 407,724
8.000% 11/01/31 ..... 4,614 5,212,560
8.000% 11/01/31 ..... 2,882 3,246,909
Alphabet, Inc.
3.000% 05/06/33 ..... 4,590 5,250,190
1.900% 08/15/40 ..... 127 84,458
Altria Group, Inc.
5.800% 02/14/39 ..... 170 171,808
3.400% 02/04/41 ..... 2,426 1,801,538
4.250% 08/09/42 ..... 3,740 3,029,718
4.500% 05/02/43 ..... 771 639,908
Amazon.com, Inc.
3.875% 08/22/37 ..... 461 414,603
2.875% 05/12/41 ..... 179 133,234
American Assets Trust, LP
3.375% 02/01/31 ..... 3,343 2,989,614
6.150% 10/01/34 ..... 3,060 3,057,000
American Express Co.
SOFR+0.76%, FRN,
5.102%, 02/13/26(*) ... 150 150,282
SOFRINDX+0.65%, FRN,
5.005%, 11/04/26(*) ... 250 250,623
8.150% 03/19/38 ..... 550 695,505
American Medical Systems
Europe BV
3.500% 03/08/32 ..... 100 116,421
American Tower Corp.
4.100% 05/16/34, MTN 2,150 2,544,464
Americold Realty Operating
Partnership, LP
5.600% 05/15/32 ..... 150 150,132
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Aon Corp.
6.250% 09/30/40 ..... 265 $ 281,286
Aon Global, Ltd.
4.250% 12/12/42 ..... 50 40,586
APA Corp.
Ω 7.750% 12/15/29 ..... 149 160,464
Ω 4.250% 01/15/30 ..... 550 526,845
Ω 6.100% 02/15/35 ..... 1,800 1,763,209
Ω 6.000% 01/15/37 ..... 2,569 2,330,796
Ω 5.100% 09/01/40 ..... 1,670 1,401,830
Ω 5.250% 02/01/42 ..... 76 59,051
Ω 4.750% 04/15/43 ..... 104 77,166
Apple, Inc.
1.375% 05/24/29 ..... 100 110,106
0.500% 11/15/31 ..... 100 99,727
2.375% 02/08/41 ..... 350 243,985
3.850% 05/04/43 ..... 100 83,210
Ares Capital Corp.
2.150% 07/15/26 ..... 100 97,620
7.000% 01/15/27 ..... 200 205,880
2.875% 06/15/28 ..... 439 414,840
5.875% 03/01/29 ..... 803 820,068
5.950% 07/15/29 ..... 571 584,890
3.200% 11/15/31 ..... 1,981 1,732,270
5.800% 03/08/32 ..... 2,590 2,585,598
Arrow Electronics, Inc.
5.875% 04/10/34 ..... 1,340 1,377,957
Ashland, Inc.
Ω 3.375% 09/01/31 ..... 1,165 1,025,788
AT&T, Inc.
4.500% 05/15/35 ..... 519 492,452
2.600% 05/19/38 ..... 540 538,816
7.000% 04/30/40, MTN 50 71,941
3.500% 06/01/41 ..... 335 261,980
4.300% 12/15/42 ..... 100 84,239
4.250% 06/01/43 ..... 100 103,676
4.875% 06/01/44 ..... 100 111,393
Athene Holding, Ltd.
6.650% 02/01/33 ..... 100 107,615
# 5.875% 01/15/34 ..... 1,900 1,959,086
AutoNation, Inc.
2.400% 08/01/31 ..... 150 128,776
3.850% 03/01/32 ..... 385 354,030
5.890% 03/15/35 ..... 1,150 1,165,014
AvalonBay Communities, Inc.
3.500% 11/15/25 ..... 850 847,211
Avnet, Inc.
3.000% 05/15/31 ..... 400 357,824
5.500% 06/01/32 ..... 1,481 1,491,142
Ball Corp.
3.125% 09/15/31 ..... 195 174,533
Bank of New York Mellon Corp.
(The)
1.650% 01/28/31, MTN 194 168,116

61
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.500% 01/26/32 ..... 655 $ 579,128
Bath & Body Works, Inc.
6.875% 11/01/35 ..... 2,227 2,291,545
6.750% 07/01/36 ..... 3,002 3,038,165
Belo Corp.
7.250% 09/15/27 ..... 419 431,835
Berkshire Hathaway Energy Co.
6.125% 04/01/36 ..... 491 524,534
5.950% 05/15/37 ..... 205 216,815
Berkshire Hathaway Finance
Corp.
1.500% 03/18/30 ..... 2,174 2,367,649
2.875% 03/15/32 ..... 100 91,723
2.000% 03/18/34 ..... 512 528,727
2.375% 06/19/39 ..... 8,600 7,842,801
5.750% 01/15/40 ..... 100 107,309
4.400% 05/15/42 ..... 152 138,189
Black Hills Corp.
6.150% 05/15/34 ..... 1,193 1,257,462
BlackRock Funding, Inc.
5.000% 03/14/34 ..... 900 914,646
4.900% 01/08/35 ..... 755 758,798
Blackrock, Inc.
2.400% 04/30/30 ..... 150 137,880
1.900% 01/28/31 ..... 450 394,339
2.100% 02/25/32 ..... 1,015 875,600
4.750% 05/25/33 ..... 913 915,525
3.750% 07/18/35 ..... 1,500 1,758,225
Block, Inc.
3.500% 06/01/31 ..... 2,400 2,199,500
Blue Owl Finance LLC
4.375% 02/15/32 ..... 630 587,644
6.250% 04/18/34 ..... 1,750 1,802,704
Boardwalk Pipelines, LP
5.625% 08/01/34 ..... 500 506,319
Boeing Co. (The)
3.250% 02/01/35 ..... 105 88,771
6.625% 02/15/38 ..... 775 839,353
3.550% 03/01/38 ..... 1,140 921,063
3.500% 03/01/39 ..... 295 231,296
6.875% 03/15/39 ..... 958 1,048,146
5.875% 02/15/40 ..... 1,724 1,734,027
Booking Holdings, Inc.
4.500% 11/15/31 ..... 300 369,342
4.750% 11/15/34 ..... 128 160,242
3.750% 03/01/36 ..... 250 286,855
3.750% 11/21/37 ..... 250 282,317
Boston Properties, LP
3.650% 02/01/26 ..... 40 39,786
3.400% 06/21/29 ..... 281 266,213
2.900% 03/15/30 ..... 578 530,696
# 3.250% 01/30/31 ..... 528 484,205
2.550% 04/01/32 ..... 1,794 1,518,952
2.450% 10/01/33 ..... 750 601,542
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 6.500% 01/15/34 ..... 1,813 $ 1,940,544
5.750% 01/15/35 ..... 3,883 3,905,881
BP Capital Markets America, Inc.
4.812% 02/13/33 ..... 100 99,682
5.227% 11/17/34 ..... 300 303,559
3.060% 06/17/41 ..... 150 110,574
BP Capital Markets BV
4.323% 05/12/35, MTN 900 1,085,378
Brandywine Operating
Partnership, LP
8.875% 04/12/29 ..... 450 482,509
Bristol-Myers Squibb Co.
4.125% 06/15/39 ..... 300 264,730
Brixmor Operating Partnership,
LP
5.500% 02/15/34 ..... 1,350 1,365,679
Broadcom, Inc.
Ω 3.187% 11/15/36 ..... 440 363,105
Ω 3.500% 02/15/41 ..... 800 633,073
Broadstone Net Lease LLC
2.600% 09/15/31 ..... 910 776,827
Brunswick Corp.
2.400% 08/18/31 ..... 1,222 1,042,402
4.400% 09/15/32 ..... 2,093 1,954,666
Capital One Financial Corp.
6.700% 11/29/32 ..... 3,161 3,454,887
Caterpillar Financial Services
Corp.
SOFR+0.46%, FRN,
4.808%, 02/27/26(*) ... 450 450,498
SOFR+0.69%, FRN,
5.044%, 10/16/26(*) ... 200 201,052
SOFR+0.52%, FRN,
4.863%, 05/14/27(*) ... 255 255,400
CBRE Services, Inc.
5.950% 08/15/34 ..... 2,175 2,291,717
CenterPoint Energy Resources
Corp.
5.850% 01/15/41 ..... 250 250,107
CF Industries, Inc.
4.950% 06/01/43 ..... 1,392 1,235,185
5.375% 03/15/44 ..... 295 275,277
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.862%, 05/13/26(*) ... 150 150,069
SOFRINDX+1.05%, FRN,
5.401%, 03/03/27(*) ... 400 403,546
Chevron Corp.
2.236% 05/11/30 ..... 100 90,977
2.978% 05/11/40 ..... 510 386,765
Chevron USA, Inc.
SOFRINDX+0.36%, FRN,
4.707%, 02/26/27(*) ... 50 50,083
SOFRINDX+0.47%, FRN,
4.817%, 02/26/28(*) ... 135 135,710

62
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.980% 04/15/35 ..... 79 $ 79,675
6.000% 03/01/41 ..... 160 170,001
Choice Hotels International, Inc.
3.700% 12/01/29 ..... 358 338,709
Chubb INA Holdings LLC
1.400% 06/15/31 ..... 200 208,745
Cigna Group (The)
5.250% 02/15/34 ..... 116 117,172
4.800% 08/15/38 ..... 683 633,833
3.200% 03/15/40 ..... 650 491,878
6.125% 11/15/41 ..... 308 318,573
5.375% 02/15/42 ..... 115 106,380
Cincinnati Financial Corp.
6.125% 11/01/34 ..... 436 459,895
Cisco Systems, Inc.
5.900% 02/15/39 ..... 2,550 2,726,950
5.500% 01/15/40 ..... 1,500 1,536,024
Citigroup, Inc.
5.150% 05/21/26, MTN 50 66,532
6.875% 03/05/38 ..... 404 454,302
6.800% 06/25/38, MTN 1,250 1,837,117
8.125% 07/15/39 ..... 2,505 3,132,571
5.875% 01/30/42 ..... 200 206,779
Citizens Financial Group, Inc.
2.500% 02/06/30 ..... 300 271,859
3.250% 04/30/30 ..... 941 879,412
CME Group, Inc.
2.650% 03/15/32 ..... 250 223,641
CMS Energy Corp.
4.700% 03/31/43 ..... 100 85,398
CNA Financial Corp.
5.500% 06/15/33 ..... 102 104,232
5.125% 02/15/34 ..... 105 104,183
CNO Financial Group, Inc.
5.250% 05/30/29 ..... 200 201,723
6.450% 06/15/34 ..... 2,769 2,884,804
Comcast Corp.
3.250% 09/26/32 ..... 389 445,440
6.450% 03/15/37 ..... 100 109,053
3.900% 03/01/38 ..... 200 172,206
4.600% 10/15/38 ..... 146 134,309
6.550% 07/01/39 ..... 100 109,616
6.400% 03/01/40 ..... 250 265,850
3.750% 04/01/40 ..... 108 88,829
4.650% 07/15/42 ..... 177 155,713
Conagra Brands, Inc.
5.300% 11/01/38 ..... 1,044 982,890
ConocoPhillips Co.
3.758% 03/15/42 ..... 136 108,397
Consolidated Edison Co. of New
York, Inc.
6.750% 04/01/38 ..... 155 175,039
5.500% 12/01/39 ..... 155 155,289
5.700% 06/15/40 ..... 150 152,454
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Continental Resources, Inc.
Ω 2.875% 04/01/32 ..... 4,156 $ 3,512,414
4.900% 06/01/44 ..... 3,120 2,447,857
COPT Defense Properties, LP
2.000% 01/15/29 ..... 350 319,580
# 2.750% 04/15/31 ..... 1,354 1,199,672
2.900% 12/01/33 ..... 500 414,006
Corebridge Financial, Inc.
6.050% 09/15/33 ..... 72 75,725
4.350% 04/05/42 ..... 441 369,109
Costco Wholesale Corp.
1.600% 04/20/30 ..... 100 88,893
Cox Communications, Inc.
Ω 5.450% 09/01/34 ..... 1,456 1,425,527
Ω 4.800% 02/01/35 ..... 1,090 1,009,818
Ω 8.375% 03/01/39 ..... 911 1,078,353
Ω 4.700% 12/15/42 ..... 700 563,393
Ω 4.500% 06/30/43 ..... 550 431,269
CRH SMW Finance DAC
4.250% 07/11/35, MTN 3,000 3,581,647
Crown Americas LLC
5.250% 04/01/30 ..... 369 373,026
CVS Health Corp.
4.780% 03/25/38 ..... 2,664 2,434,321
6.125% 09/15/39 ..... 805 819,043
4.125% 04/01/40 ..... 833 692,815
5.300% 12/05/43 ..... 1,415 1,281,600
6.000% 06/01/44 ..... 1,920 1,891,067
DCP Midstream Operating, LP
Ω 6.450% 11/03/36 ..... 1,425 1,468,231
Ω 6.750% 09/15/37 ..... 1,910 2,012,003
5.600% 04/01/44 ..... 732 677,958
Dell International LLC/EMC Corp.
3.375% 12/15/41 ..... 405 303,706
Dell, Inc.
6.500% 04/15/38 ..... 200 213,630
DENTSPLY SIRONA, Inc.
3.250% 06/01/30 ..... 149 135,385
Devon Energy Corp.
7.950% 04/15/32 ..... 335 385,654
5.200% 09/15/34 ..... 940 913,119
5.600% 07/15/41 ..... 5,552 5,160,240
4.750% 05/15/42 ..... 3,164 2,657,543
Dick's Sporting Goods, Inc.
3.150% 01/15/32 ..... 599 537,779
Dominion Energy, Inc.
4.900% 08/01/41 ..... 272 244,903
4.050% 09/15/42 ..... 100 79,575
Dow Chemical Co. (The)
5.250% 11/15/41 ..... 149 133,575
4.375% 11/15/42 ..... 219 174,029
DPL, Inc.
4.350% 04/15/29 ..... 200 195,042
Duke Energy Carolinas LLC

63
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.100% 06/01/37 ..... 285 $ 301,748
Duke Energy Corp.
3.750% 04/01/31 ..... 100 116,647
3.850% 06/15/34 ..... 1,910 2,182,105
DXC Capital Funding DAC
0.950% 09/15/31, MTN 200 194,486
DXC Technology Co.
2.375% 09/15/28 ..... 100 93,003
Eastman Chemical Co.
4.800% 09/01/42 ..... 681 592,134
Eaton Capital ULC
3.625% 05/09/35 ..... 135 156,474
Edison International
4.125% 03/15/28 ..... 100 96,958
6.950% 11/15/29 ..... 150 156,463
# 5.250% 03/15/32 ..... 310 296,998
Elevance Health, Inc.
4.100% 05/15/32 ..... 100 95,516
4.750% 02/15/33 ..... 100 98,539
5.375% 06/15/34 ..... 630 638,009
5.200% 02/15/35 ..... 432 431,670
5.850% 01/15/36 ..... 250 259,071
6.375% 06/15/37 ..... 2,086 2,234,500
4.625% 05/15/42 ..... 536 467,156
4.650% 01/15/43 ..... 611 530,160
5.100% 01/15/44 ..... 755 685,898
Energy Transfer, LP
6.550% 12/01/33 ..... 456 492,016
6.625% 10/15/36 ..... 568 608,932
5.800% 06/15/38 ..... 241 240,696
7.500% 07/01/38 ..... 920 1,051,537
6.050% 06/01/41 ..... 1,095 1,093,191
6.500% 02/01/42 ..... 1,497 1,560,935
6.100% 02/15/42 ..... 335 332,640
4.950% 01/15/43 ..... 457 391,081
5.150% 02/01/43 ..... 718 631,785
5.950% 10/01/43 ..... 403 388,786
5.300% 04/01/44 ..... 287 257,015
5.150% 03/15/45 ..... 150 131,332
Enterprise Products Operating
LLC
7.550% 04/15/38 ..... 525 617,813
6.125% 10/15/39 ..... 260 274,680
6.450% 09/01/40 ..... 2,100 2,278,919
5.950% 02/01/41 ..... 205 211,333
5.700% 02/15/42 ..... 170 170,342
4.850% 08/15/42 ..... 105 95,325
4.450% 02/15/43 ..... 300 256,864
4.850% 03/15/44 ..... 518 464,687
EPR Properties
4.950% 04/15/28 ..... 210 210,020
3.750% 08/15/29 ..... 1,076 1,021,994
3.600% 11/15/31 ..... 4,312 3,894,429
Equitable Holdings, Inc.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.594% 01/11/33 ..... 150 $ 154,731
Experian Finance PLC
3.510% 12/15/33, MTN 434 498,382
Exxon Mobil Corp.
0.524% 06/26/28 ..... 300 326,671
0.835% 06/26/32 ..... 5,861 5,749,377
1.408% 06/26/39 ..... 5,785 4,827,291
2.995% 08/16/39 ..... 2,499 1,936,464
4.227% 03/19/40 ..... 800 710,936
F&G Annuities & Life, Inc.
6.250% 10/04/34 ..... 980 974,880
FedEx Corp.
Ω 0.950% 05/04/33 ..... 100 93,249
Ω 4.100% 04/15/43 ..... 100 77,529
First American Financial Corp.
4.000% 05/15/30 ..... 100 95,124
5.450% 09/30/34 ..... 100 97,998
Fiserv, Inc.
4.500% 05/24/31 ..... 150 182,224
Flex, Ltd.
5.250% 01/15/32 ..... 972 983,428
Flowserve Corp.
3.500% 10/01/30 ..... 300 282,346
FMC Corp.
5.650% 05/18/33 ..... 1,723 1,697,597
Ford Motor Co.
9.625% 04/22/30 ..... 468 542,371
7.450% 07/16/31 ..... 605 657,594
3.250% 02/12/32 ..... 614 520,192
6.100% 08/19/32 ..... 426 426,705
4.750% 01/15/43 ..... 3,355 2,600,204
Ford Motor Credit Co. LLC
6.054% 11/05/31 ..... 300 300,172
# 6.532% 03/19/32 ..... 300 305,411
7.122% 11/07/33 ..... 879 913,980
6.125% 03/08/34 ..... 1,033 1,007,454
# 6.500% 02/07/35 ..... 300 299,180
Fortune Brands Innovations, Inc.
5.875% 06/01/33 ..... 288 300,995
Fox Corp.
5.476% 01/25/39 ..... 3,580 3,485,576
Freeport-McMoRan, Inc.
5.450% 03/15/43 ..... 1,815 1,710,141
GATX Corp.
6.050% 03/15/34 ..... 90 94,936
6.900% 05/01/34 ..... 100 110,615
General Motors Co.
5.000% 04/01/35 ..... 150 142,354
6.600% 04/01/36 ..... 2,645 2,792,903
5.150% 04/01/38 ..... 998 928,141
6.250% 10/02/43 ..... 1,794 1,777,373
5.200% 04/01/45 ..... 100 86,972
General Motors Financial Co.,
Inc.

64
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFR+1.04%, FRN,
5.387%, 02/26/27(*) ... 150 $ 149,998
SOFRINDX+1.35%, FRN,
5.690%, 05/08/27(*) ... 256 256,956
SOFRINDX+1.05%, FRN,
5.403%, 07/15/27(*) ... 71 70,867
5.625% 04/04/32 ..... 300 304,721
6.400% 01/09/33 ..... 300 315,784
6.100% 01/07/34 ..... 1,712 1,766,434
5.950% 04/04/34 ..... 1,401 1,423,965
5.450% 09/06/34 ..... 1,000 985,027
5.900% 01/07/35 ..... 300 302,824
Georgia Power Co.
5.400% 06/01/40 ..... 155 156,228
4.750% 09/01/40 ..... 394 366,914
4.300% 03/15/43 ..... 155 131,453
Gilead Sciences, Inc.
2.600% 10/01/40 ..... 367 261,542
5.650% 12/01/41 ..... 124 125,247
GlaxoSmithKline Capital, Inc.
6.375% 05/15/38 ..... 300 331,231
Global Payments, Inc.
4.875% 03/17/31 ..... 250 299,876
GLP Capital, LP/GLP Financing
II, Inc.
4.000% 01/15/30 ..... 249 238,162
4.000% 01/15/31 ..... 100 94,237
3.250% 01/15/32 ..... 250 221,142
6.750% 12/01/33 ..... 1,415 1,515,717
Goldman Sachs Group, Inc.
(The)
1.250% 02/07/29, MTN 115 125,128
0.750% 03/23/32, MTN 900 885,473
6.250% 02/01/41 ..... 350 374,291
Halliburton Co.
7.450% 09/15/39 ..... 290 335,674
4.500% 11/15/41 ..... 300 256,838
4.750% 08/01/43 ..... 960 828,239
Harley-Davidson Financial
Services, Inc.
Ω 6.500% 03/10/28 ..... 150 155,077
Ω 5.950% 06/11/29 ..... 300 305,954
Hasbro, Inc.
6.050% 05/14/34 ..... 2,174 2,246,995
6.350% 03/15/40 ..... 2,989 3,081,599
5.100% 05/15/44 ..... 305 264,237
HAT Holdings I LLC/HAT
Holdings II LLC
Ω 3.375% 06/15/26 ..... 126 123,597
Ω 8.000% 06/15/27 ..... 528 546,856
Ω 3.750% 09/15/30 ..... 3,329 3,025,636
HCA, Inc.
7.500% 11/06/33 ..... 771 874,346
5.600% 04/01/34 ..... 100 101,911
4.375% 03/15/42 ..... 1,420 1,183,177
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Healthcare Realty Holdings, LP
3.100% 02/15/30 ..... 281 $ 261,071
Helmerich & Payne, Inc.
# 2.900% 09/29/31 ..... 803 677,104
# 5.500% 12/01/34 ..... 2,632 2,427,894
Highwoods Realty, LP
4.200% 04/15/29 ..... 413 400,639
3.050% 02/15/30 ..... 677 616,363
7.650% 02/01/34 ..... 4,862 5,480,874
Honeywell International, Inc.
3.750% 05/17/32 ..... 114 133,911
4.125% 11/02/34 ..... 552 658,059
3.750% 03/01/36 ..... 250 287,272
Horace Mann Educators Corp.
7.250% 09/15/28 ..... 240 255,902
Host Hotels & Resorts, LP
2.900% 12/15/31 ..... 185 161,629
5.700% 07/01/34 ..... 1,060 1,064,498
5.500% 04/15/35 ..... 1,481 1,461,394
Howmet Aerospace, Inc.
5.950% 02/01/37 ..... 2,240 2,374,239
HP, Inc.
# 6.000% 09/15/41 ..... 365 367,796
Humana, Inc.
4.625% 12/01/42 ..... 100 84,392
4.950% 10/01/44 ..... 150 129,831
Huntsman International LLC
4.500% 05/01/29 ..... 457 434,356
2.950% 06/15/31 ..... 2,070 1,741,331
# 5.700% 10/15/34 ..... 4,300 3,962,741
Hyatt Hotels Corp.
5.375% 12/15/31 ..... 450 456,173
5.750% 03/30/32 ..... 300 307,633
5.500% 06/30/34 ..... 450 450,050
Intel Corp.
4.600% 03/25/40 ..... 1,345 1,152,896
2.800% 08/12/41 ..... 650 427,328
4.800% 10/01/41 ..... 1,190 1,018,063
4.250% 12/15/42 ..... 1,426 1,121,946
5.625% 02/10/43 ..... 1,035 964,987
International Business Machines
Corp.
3.150% 02/10/33 ..... 636 721,986
3.750% 02/06/35 ..... 650 761,633
4.875% 02/06/38 ..... 100 121,991
2.850% 05/15/40 ..... 195 142,810
International Paper Co.
6.000% 11/15/41 ..... 350 355,943
Interpublic Group of Cos., Inc.
(The)
3.375% 03/01/41 ..... 448 332,908
Interstate Power and Light Co.
6.250% 07/15/39 ..... 250 263,956

65
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Invitation Homes Operating
Partnership, LP
5.500% 08/15/33 ..... 275 279,444
Jackson Financial, Inc.
3.125% 11/23/31 ..... 300 265,876
5.670% 06/08/32 ..... 1,203 1,225,298
Jacobs Engineering Group, Inc.
5.900% 03/01/33 ..... 201 209,804
Janus Henderson US Holdings,
Inc.
5.450% 09/10/34 ..... 1,961 1,930,715
Jefferies Financial Group, Inc.
4.150% 01/23/30 ..... 181 176,781
2.750% 10/15/32 ..... 185 157,235
6.200% 04/14/34 ..... 980 1,023,785
# 6.250% 01/15/36 ..... 1,441 1,493,690
6.500% 01/20/43 ..... 595 619,202
6.625% 10/23/43 ..... 151 154,779
Jersey Central Power & Light Co.
Ω 2.750% 03/01/32 ..... 150 131,520
John Deere Capital Corp.
SOFR+0.44%, FRN,
4.791%, 03/06/26(*) ... 205 205,238
SOFR+0.60%, FRN,
4.953%, 04/19/27(*) ... 250 250,785
SOFR+0.60%, FRN,
4.951%, 06/11/27(*) ... 200 200,793
SOFR+0.68%, FRN,
5.033%, 07/15/27(*) ... 1,100 1,105,652
Johnson & Johnson
3.550% 03/01/36 ..... 155 138,554
3.625% 03/03/37 ..... 105 93,003
5.950% 08/15/37 ..... 205 224,371
# 3.400% 01/15/38 ..... 255 217,582
2.100% 09/01/40 ..... 490 335,637
JPMorgan Chase & Co.
6.400% 05/15/38 ..... 966 1,073,268
5.500% 10/15/40 ..... 450 455,298
5.600% 07/15/41 ..... 1,408 1,440,718
Kellanova
3.750% 05/16/34 ..... 300 347,223
Kemper Corp.
2.400% 09/30/30 ..... 1,146 1,005,158
3.800% 02/23/32 ..... 1,393 1,266,487
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
5.234%, 03/15/27(*) ... 210 211,230
KeyCorp
4.100% 04/30/28, MTN 288 285,507
2.550% 10/01/29, MTN 266 245,666
Kilroy Realty, LP
4.250% 08/15/29 ..... 871 839,893
3.050% 02/15/30 ..... 801 724,076
2.500% 11/15/32 ..... 848 683,921
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.650% 11/15/33 ..... 1,004 $ 795,712
6.250% 01/15/36 ..... 3,031 3,043,392
Kinder Morgan Energy Partners,
LP
5.800% 03/15/35 ..... 120 123,185
6.500% 02/01/37 ..... 413 439,421
6.950% 01/15/38, MTN 1,504 1,655,460
6.500% 09/01/39 ..... 349 369,468
6.550% 09/15/40 ..... 400 423,186
7.500% 11/15/40 ..... 401 462,012
6.375% 03/01/41 ..... 2,010 2,088,348
5.625% 09/01/41 ..... 190 182,388
5.000% 08/15/42 ..... 614 547,462
4.700% 11/01/42 ..... 246 211,848
5.000% 03/01/43 ..... 346 309,068
5.500% 03/01/44 ..... 186 174,401
Kraft Heinz Foods Co.
5.000% 06/04/42 ..... 1,200 1,067,758
Kroger Co. (The)
5.400% 07/15/40 ..... 200 195,341
Kyndryl Holdings, Inc.
2.700% 10/15/28 ..... 185 174,236
3.150% 10/15/31 ..... 1,219 1,092,505
6.350% 02/20/34 ..... 2,408 2,542,400
4.100% 10/15/41 ..... 2,384 1,870,434
Las Vegas Sands Corp.
6.200% 08/15/34 ..... 2,586 2,651,638
Lazard Group LLC
6.000% 03/15/31 ..... 300 314,326
Legg Mason, Inc.
5.625% 01/15/44 ..... 205 201,630
Leggett & Platt, Inc.
# 4.400% 03/15/29 ..... 805 786,028
Liberty Mutual Group, Inc.
4.625% 12/02/30 ..... 150 181,553
Lincoln National Corp.
# 3.050% 01/15/30 ..... 244 228,191
3.400% 01/15/31 ..... 377 349,422
3.400% 03/01/32 ..... 100 90,567
5.852% 03/15/34 ..... 2,556 2,616,808
6.150% 04/07/36 ..... 100 103,324
6.300% 10/09/37 ..... 525 546,079
7.000% 06/15/40 ..... 1,206 1,325,705
Linde Finance BV
1.000% 04/20/28, MTN 90 100,501
LKQ Corp.
6.250% 06/15/33 ..... 855 893,574
LPL Holdings, Inc.
6.000% 05/20/34 ..... 750 775,004
5.650% 03/15/35 ..... 278 278,936
LYB International Finance III LLC
3.375% 10/01/40 ..... 355 257,445
Marathon Petroleum Corp.
5.700% 03/01/35 ..... 358 363,226

66
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.500% 03/01/41 ..... 3,919 $ 4,087,607
4.750% 09/15/44 ..... 150 125,172
Markel Group, Inc.
5.000% 03/30/43 ..... 100 88,697
Mastercard, Inc.
1.000% 02/22/29 ..... 550 597,696
2.000% 11/18/31 ..... 150 129,845
4.350% 01/15/32 ..... 1,484 1,469,764
4.850% 03/09/33 ..... 305 309,258
4.875% 05/09/34 ..... 358 360,173
4.550% 01/15/35 ..... 965 942,696
McKesson Corp.
4.883% 03/15/44 ..... 100 89,197
Merck & Co., Inc.
6.550% 09/15/37 ..... 585 660,632
3.900% 03/07/39 ..... 535 465,956
2.350% 06/24/40 ..... 1,333 928,934
3.600% 09/15/42 ..... 135 105,907
4.900% 05/17/44 ..... 135 124,958
Meta Platforms, Inc.
4.550% 08/15/31 ..... 150 151,381
3.850% 08/15/32 ..... 701 670,163
4.750% 08/15/34 ..... 660 657,460
MetLife, Inc.
5.875% 02/06/41 ..... 1,050 1,081,398
4.875% 11/13/43 ..... 100 91,176
Molina Healthcare, Inc.
Ω 3.875% 11/15/30 ..... 990 893,943
Ω 3.875% 05/15/32 ..... 2,973 2,595,390
Morgan Stanley
6.375% 07/24/42 ..... 50 54,834
Mosaic Co. (The)
4.875% 11/15/41 ..... 250 220,995
MPLX, LP
4.500% 04/15/38 ..... 1,208 1,066,406
Mylan, Inc.
5.400% 11/29/43 ..... 1,175 983,263
National Fuel Gas Co.
2.950% 03/01/31 ..... 398 354,718
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.80%, FRN,
5.154%, 02/05/27(*) ... 305 306,166
Nestle Finance International, Ltd.
2.875% 01/14/32, MTN 729 832,046
0.625% 02/14/34, MTN 312 291,482
3.375% 11/15/34, MTN 290 338,725
1.500% 03/29/35, MTN 546 533,670
3.250% 01/23/37, MTN 500 562,211
1.750% 11/02/37, MTN 254 242,050
5.125% 12/07/38, MTN 2,619 3,386,255
Newell Brands, Inc.
6.625% 09/15/29 ..... 490 487,826
6.375% 05/15/30 ..... 200 193,808
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.625% 05/15/32 ..... 455 $ 435,129
Newmont Corp.
6.250% 10/01/39 ..... 200 218,953
4.875% 03/15/42 ..... 200 188,491
5.450% 06/09/44 ..... 100 97,272
NextEra Energy Capital
Holdings, Inc.
5.250% 03/15/34 ..... 464 468,186
NIKE, Inc.
2.850% 03/27/30 ..... 100 93,903
3.250% 03/27/40 ..... 920 726,006
3.625% 05/01/43 ..... 147 116,140
NiSource, Inc.
5.250% 02/15/43 ..... 84 78,645
Nordstrom, Inc.
4.000% 03/15/27 ..... 150 146,744
6.950% 03/15/28 ..... 355 364,277
# 4.375% 04/01/30 ..... 2,845 2,579,612
# 4.250% 08/01/31 ..... 1,289 1,116,882
5.000% 01/15/44 ..... 1,323 889,718
NOV, Inc.
3.950% 12/01/42 ..... 1,983 1,488,557
Novartis Capital Corp.
4.000% 09/18/31 ..... 150 146,891
4.200% 09/18/34 ..... 605 580,556
3.700% 09/21/42 ..... 105 84,901
NuStar Logistics, LP
5.625% 04/28/27 ..... 450 452,279
NVIDIA Corp.
3.500% 04/01/40 ..... 160 134,406
Oceaneering International, Inc.
6.000% 02/01/28 ..... 2,033 2,044,808
Oklahoma Gas and Electric Co.
4.550% 03/15/44 ..... 100 85,977
OneMain Finance Corp.
7.125% 03/15/26 ..... 602 609,488
ONEOK Partners, LP
6.650% 10/01/36 ..... 680 733,487
6.850% 10/15/37 ..... 750 821,204
6.125% 02/01/41 ..... 390 391,328
6.200% 09/15/43 ..... 150 149,335
ONEOK, Inc.
6.000% 06/15/35 ..... 472 486,715
Oracle Corp.
6.125% 07/08/39 ..... 262 272,704
3.600% 04/01/40 ..... 1,200 947,124
5.375% 07/15/40 ..... 600 577,442
3.650% 03/25/41 ..... 1,855 1,450,271
Ovintiv, Inc.
7.375% 11/01/31 ..... 250 275,914
6.250% 07/15/33 ..... 695 718,697
6.500% 08/15/34 ..... 2,257 2,362,127
6.625% 08/15/37 ..... 1,324 1,360,956
6.500% 02/01/38 ..... 1,621 1,653,526

67
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Paramount Global
7.875% 07/30/30 ..... 1,550 $ 1,726,543
4.950% 01/15/31 ..... 755 736,251
# 4.200% 05/19/32 ..... 600 550,112
5.500% 05/15/33 ..... 440 428,875
6.875% 04/30/36 ..... 950 988,488
5.900% 10/15/40 ..... 761 697,674
4.850% 07/01/42 ..... 411 329,065
4.375% 03/15/43 ..... 274 207,383
5.850% 09/01/43 ..... 923 819,479
5.250% 04/01/44 ..... 388 313,426
4.900% 08/15/44 ..... 135 105,941
Parker-Hannifin Corp.
2.900% 03/01/30 ..... 250 286,531
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 6.200% 06/15/30 ..... 231 244,954
Pfizer, Inc.
7.200% 03/15/39 ..... 150 176,688
Philip Morris International, Inc.
0.800% 08/01/31 ..... 450 444,728
5.250% 02/13/34 ..... 200 202,493
1.875% 11/06/37 ..... 100 91,577
# 6.375% 05/16/38 ..... 590 649,711
1.450% 08/01/39 ..... 186 152,153
4.375% 11/15/41 ..... 787 681,431
4.500% 03/20/42 ..... 1,126 982,554
3.875% 08/21/42 ..... 650 522,755
4.125% 03/04/43 ..... 1,682 1,398,694
4.875% 11/15/43 ..... 298 269,932
Phillips 66 Co.
5.250% 06/15/31 ..... 100 102,611
5.300% 06/30/33 ..... 450 454,619
# 4.650% 11/15/34 ..... 50 47,758
4.950% 03/15/35 ..... 1,121 1,087,700
5.875% 05/01/42 ..... 1,150 1,143,033
4.875% 11/15/44 ..... 255 220,940
4.680% 02/15/45 ..... 100 83,791
Piedmont Operating Partnership,
LP
6.875% 07/15/29 ..... 1,539 1,610,012
3.150% 08/15/30 ..... 1,965 1,748,461
2.750% 04/01/32 ..... 2,863 2,395,207
Plains All American Pipeline, LP/
PAA Finance Corp.
5.700% 09/15/34 ..... 200 202,860
6.700% 05/15/36 ..... 625 670,850
# 6.650% 01/15/37 ..... 2,951 3,186,080
5.150% 06/01/42 ..... 1,435 1,275,627
4.300% 01/31/43 ..... 1,317 1,042,963
4.700% 06/15/44 ..... 905 748,124
PNC Financial Services Group,
Inc. (The)
2.550% 01/22/30 ..... 116 107,223
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
PPG Industries, Inc.
3.250% 03/04/32 ..... 2,867 $ 3,265,543
Procter & Gamble Co. (The)
0.350% 05/05/30 ..... 100 102,676
3.550% 03/25/40 ..... 104 87,925
Progress Energy, Inc.
6.000% 12/01/39 ..... 100 103,604
Prologis Euro Finance LLC
1.500% 02/08/34 ..... 155 150,833
4.000% 05/05/34 ..... 350 412,357
1.000% 02/06/35 ..... 300 271,457
4.250% 01/31/43, MTN 750 848,447
Prologis International Funding
II SA
3.700% 10/07/34, MTN 620 706,518
Prudential Financial, Inc.
6.625% 12/01/37, MTN 300 333,553
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
5.054%, 04/16/27(*) ... 205 205,385
0.500% 09/09/30 ..... 100 101,053
0.875% 01/24/32 ..... 300 296,118
PVH Corp.
4.125% 07/16/29 ..... 150 176,089
Realty Income Corp.
4.875% 07/06/30 ..... 2,915 3,598,790
1.750% 07/13/33 ..... 350 357,957
5.125% 07/06/34 ..... 2,885 3,634,230
6.000% 12/05/39 ..... 245 322,218
5.250% 09/04/41 ..... 150 179,921
Reinsurance Group of America,
Inc.
5.750% 09/15/34 ..... 100 102,575
Roche Finance Europe BV
3.227% 05/03/30 ..... 120 141,046
Roche Holdings, Inc.
Ω 7.000% 03/01/39 ..... 355 416,643
Rockies Express Pipeline LLC
Ω 4.950% 07/15/29 ..... 1,033 1,012,819
Ω 4.800% 05/15/30 ..... 605 582,001
Ω 7.500% 07/15/38 ..... 1,164 1,197,510
Ω 6.875% 04/15/40 ..... 2,751 2,769,148
Royalty Pharma PLC
3.300% 09/02/40 ..... 2,893 2,169,688
Sabra Health Care, LP
3.900% 10/15/29 ..... 575 546,962
3.200% 12/01/31 ..... 2,305 2,052,906
Sanofi SA
0.875% 03/21/29, MTN 100 107,779
2.750% 03/11/31, MTN 1,300 1,479,637
Seagate Data Storage
Technology Pte, Ltd.
Ω 4.091% 06/01/29 ..... 370 353,578
Ω 4.125% 01/15/31 ..... 1,382 1,219,708

68
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Ω 5.750% 12/01/34 ..... 2,385 $ 2,242,616
Sealed Air Corp.
Ω 4.000% 12/01/27 ..... 100 97,089
Ω 6.875% 07/15/33 ..... 4,345 4,644,675
Sempra Infrastructure Partners,
LP
Ω 3.250% 01/15/32 ..... 2,404 2,040,167
Sensata Technologies, Inc.
Ω 4.375% 02/15/30 ..... 2,370 2,267,861
Shell Finance US, Inc.
4.125% 05/11/35 ..... 350 329,805
4.550% 08/12/43 ..... 1,630 1,428,710
Shell International Finance BV
1.875% 04/07/32, MTN 475 502,120
6.375% 12/15/38 ..... 7,898 8,718,898
5.500% 03/25/40 ..... 6,439 6,491,791
2.875% 11/26/41 ..... 1,209 863,975
3.625% 08/21/42 ..... 1,961 1,532,498
4.550% 08/12/43 ..... 100 86,734
Simon Property Group, LP
2.250% 01/15/32 ..... 125 107,789
6.250% 01/15/34 ..... 100 108,752
4.750% 09/26/34 ..... 450 438,159
6.750% 02/01/40 ..... 708 797,525
4.750% 03/15/42 ..... 530 475,473
SLM Corp.
3.125% 11/02/26 ..... 240 234,479
6.500% 01/31/30 ..... 150 155,814
Southern Co. Gas Capital Corp.
5.875% 03/15/41 ..... 352 358,102
4.400% 06/01/43 ..... 150 125,566
Stanley Black & Decker, Inc.
2.300% 03/15/30 ..... 150 133,957
3.000% 05/15/32 ..... 815 718,190
5.200% 09/01/40 ..... 160 152,613
State Street Corp.
SOFR+0.64%, FRN,
4.994%, 10/22/27(*) ... 3,550 3,555,634
Steelcase, Inc.
5.125% 01/18/29 ..... 1,675 1,649,849
Stellantis Finance US, Inc.
Ω
# 6.375% 09/12/32 ..... 967 994,636
Stellantis NV
3.750% 03/19/36 ..... 2,500 2,627,788
Store Capital LLC
4.625% 03/15/29 ..... 1,100 1,082,592
2.750% 11/18/30 ..... 278 246,867
2.700% 12/01/31 ..... 1,372 1,167,962
Sun Communities Operating, LP
2.700% 07/15/31 ..... 200 176,642
4.200% 04/15/32 ..... 1,355 1,288,680
Synchrony Financial
2.875% 10/28/31 ..... 1,422 1,239,089
Tanger Properties, LP
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.750% 09/01/31 ..... 422 $ 368,931
Tapestry, Inc.
3.050% 03/15/32 ..... 2,124 1,892,763
5.500% 03/11/35 ..... 865 868,972
Targa Resources Corp.
6.125% 03/15/33 ..... 150 157,749
Taylor Morrison Communities,
Inc.
Ω 5.750% 01/15/28 ..... 150 151,246
Texas Instruments, Inc.
3.650% 08/16/32 ..... 265 249,727
4.900% 03/14/33 ..... 150 152,458
4.850% 02/08/34 ..... 210 212,132
5.100% 05/23/35 ..... 100 101,311
3.875% 03/15/39 ..... 500 435,940
Timken Co. (The)
4.125% 04/01/32 ..... 1,000 939,806
4.125% 05/23/34 ..... 2,900 3,341,641
TPG Operating Group II, LP
5.875% 03/05/34 ..... 500 519,264
Tyson Foods, Inc.
# 5.700% 03/15/34 ..... 3,735 3,858,921
5.150% 08/15/44 ..... 201 181,718
U.S. Cellular Corp.
6.700% 12/15/33 ..... 1,695 1,779,555
Under Armour, Inc.
3.250% 06/15/26 ..... 40 39,346
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.853%, 07/15/26(*) ... 150 150,342
6.875% 02/15/38 ..... 283 317,052
3.500% 08/15/39 ..... 300 239,762
2.750% 05/15/40 ..... 300 214,490
Unum Group
5.750% 08/15/42 ..... 500 485,340
Valero Energy Corp.
6.625% 06/15/37 ..... 1,525 1,643,812
Ventas Realty, LP
5.700% 09/30/43 ..... 556 540,993
Verizon Communications, Inc.
4.750% 10/31/34 ..... 235 293,510
4.400% 11/01/34 ..... 300 285,542
5.850% 09/15/35 ..... 300 315,778
4.272% 01/15/36 ..... 94 86,491
3.375% 10/27/36 ..... 1,500 1,621,232
5.250% 03/16/37 ..... 300 297,602
2.875% 01/15/38 ..... 150 154,822
1.875% 11/03/38 ..... 100 85,389
4.812% 03/15/39 ..... 550 513,180
1.850% 05/18/40 ..... 200 174,436
2.650% 11/20/40 ..... 350 245,400
3.400% 03/22/41 ..... 1,700 1,310,709
3.850% 11/01/42 ..... 243 193,354
VF Corp.

69
Dimensional Global Core Plus Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.950% 04/23/30 ..... 2,836 $ 2,403,910
6.000% 10/15/33 ..... 895 824,732
Viatris, Inc.
2.700% 06/22/30 ..... 2,000 1,773,117
3.850% 06/22/40 ..... 3,649 2,677,055
Virginia Electric and Power Co.
6.350% 11/30/37 ..... 300 322,528
8.875% 11/15/38 ..... 1,078 1,415,940
4.000% 01/15/43 ..... 112 90,575
Visa, Inc.
2.250% 05/15/28 ..... 100 113,803
2.000% 06/15/29 ..... 400 448,087
3.125% 05/15/33 ..... 5,571 6,398,110
2.375% 06/15/34 ..... 167 179,757
4.150% 12/14/35 ..... 300 283,723
Vontier Corp.
2.950% 04/01/31 ..... 655 588,758
Vornado Realty, LP
2.150% 06/01/26 ..... 165 160,440
3.400% 06/01/31 ..... 2,940 2,578,097
Voya Financial, Inc.
5.700% 07/15/43 ..... 100 97,214
W.P. Carey, Inc.
4.250% 07/23/32 ..... 6,100 7,237,289
3.700% 11/19/34 ..... 500 561,086
Walmart, Inc.
SOFRINDX+0.43%, FRN,
4.786%, 04/28/27(*) ... 100 100,407
5.250% 09/28/35 ..... 1,050 1,422,048
4.000% 04/11/43 ..... 150 126,494
Warnermedia Holdings, Inc.
4.054% 03/15/29 ..... 250 234,735
4.279% 03/15/32 ..... 769 645,760
5.050% 03/15/42 ..... 2,483 1,659,761
Wells Fargo & Co.
0.625% 08/14/30 ..... 589 598,631
Wells Fargo Bank NA
SOFR+0.71%, FRN,
5.063%, 01/15/26(*) ... 890 891,651
SOFR+1.07%, FRN,
5.423%, 12/11/26(*) ... 2,138 2,157,374
Western Digital Corp.
2.850% 02/01/29 ..... 100 92,926
Western Midstream Operating,
LP
6.150% 04/01/33 ..... 535 558,029
5.450% 11/15/34 ..... 120 117,652
5.450% 04/01/44 ..... 320 278,611
Western Union Co. (The)
# 6.200% 11/17/36 ..... 1,609 1,621,629
6.200% 06/21/40 ..... 920 900,935
Whirlpool Corp.
4.700% 05/14/32 ..... 350 319,350
5.500% 03/01/33 ..... 400 382,332
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.750% 03/01/34 ..... 2,083 $ 1,990,390
5.150% 03/01/43, MTN 200 168,616
Williams Cos., Inc. (The)
6.300% 04/15/40 ..... 2,326 2,450,498
5.800% 11/15/43 ..... 450 443,218
5.400% 03/04/44 ..... 100 93,705
XPLR Infrastructure Operating
Partners, LP
Ω 3.875% 10/15/26 ..... 220 214,722
Ω 4.500% 09/15/27 ..... 1,186 1,148,145
Ω
# 7.250% 01/15/29 ..... 1,501 1,530,725
7.250% 01/15/29 ..... 740 754,655
Yum! Brands, Inc.
6.875% 11/15/37 ..... 2,425 2,606,924
TOTAL UNITED STATES ... 590,230,800
TOTAL BONDS ........... 1,564,498,228
U.S. TREASURY OBLIGATIONS
— (4.2%)
U.S. Treasury Bonds
3.875%, 02/15/43 .......... 421 372,799
4.625%, 11/15/44 .......... 1 967
U.S. Treasury Notes
USBMMY3M + 0.17%, FRN,
4.379% 10/31/25(*) ........ 16,542 16,548,372
USBMMY3M + 0.25%, FRN,
4.454% 01/31/26(*) ........ 19,222 19,241,015
USBMMY3M + 0.15%, FRN,
4.359% 04/30/26(*) ........ 12,725 12,734,820
USBMMY3M + 0.18%, FRN,
4.391% 07/31/26(*) ........ 13,132 13,145,907
USBMMY3M + 0.21%, FRN,
4.414% 10/31/26(*) ........ 10,234 10,245,174
USBMMY3M + 0.10%, FRN,
4.307% 01/31/27(*) ........ 638 637,875
USBMMY3M + 0.16%, FRN,
4.369% 04/30/27(*) ........ 3,928 3,930,322
TOTAL U.S. TREASURY
OBLIGATIONS ............ 76,857,251
TOTAL INVESTMENT
SECURITIES — ( 98.8% )
(Cost $1,775,438,066) ...... 1,796,546,137
Shares Value
SECURITIES LENDING
COLLATERAL — (1.2%)
@§
The DFA Short Term
Investment Fund ...... 1,842,755 21,315,148
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,796,753,214) ...... $ 1,817,861,285

70
Dimensional Global Core Plus Fixed Income ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $199,486,150 which represented 11.8% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of July 31, 2025.
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONIO Sterling Overnight Index
SONCINDX Sterling Overnight Compounded index
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars
As of July 31, 2025, Dimensional Global Core Plus Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 6,895,749 EUR 5,890,521 Citigroup 08/01/25 $ 153,785
USD 145,989 EUR 124,546 State Street Bank and Trust 08/01/25 3,440
USD 32,811,432 EUR 27,921,969 State Street Bank and Trust 08/01/25 853,496
USD 33,605,244 EUR 28,660,529 BNY Capital Markets 08/08/25 792,963
USD 1,232,962 JPY 182,750,597 BNY Capital Markets 08/08/25 18,073
USD 3,254,042 JPY 471,582,272 Citigroup 08/08/25 119,059
AUD 1,371,018 USD 878,924 State Street Bank and Trust 08/08/25 3,871
USD 1,955,054 AUD 3,005,618 State Street Bank and Trust 08/08/25 19,742
USD 438,723 NZD 741,943 Citigroup 08/13/25 573
USD 10,646,989 EUR 9,278,459 RBC Dominion Securities 08/13/25 20,802
USD 2,737,204 EUR 2,354,853 State Street Bank and Trust 08/13/25 40,301
USD 2,915,107 CAD 3,993,016 Citigroup 08/14/25 25,445
USD 34,947,224 EUR 30,277,978 Citigroup 08/15/25 266,498
USD 17,159,418 CAD 23,313,798 RBC Dominion Securities 08/15/25 286,833
USD 32,285,351 EUR 27,792,023 Citigroup 08/19/25 443,309
USD 4,367,916 EUR 3,780,990 RBC Dominion Securities 08/19/25 35,938
USD 1,051,535 EUR 908,861 State Street Bank and Trust 08/19/25 10,229
USD 23,245,280 CAD 31,824,260 Citigroup 08/26/25 200,306

71
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 6,189,558 NZD 10,109,040 State Street Bank and Trust 08/28/25 $ 216,465
USD 24,139,734 JPY 3,428,605,061 BNY Capital Markets 08/29/25 1,291,997
USD 84,670 NZD 140,813 Citigroup 08/29/25 1,465
USD 82,378 NZD 135,750 Citigroup 08/29/25 2,165
USD 87,908 NZD 146,913 Citigroup 08/29/25 1,099
USD 91,107 NZD 150,130 Citigroup 08/29/25 2,397
USD 131,592 NZD 218,316 Citigroup 08/29/25 2,592
USD 8,397,620 EUR 7,153,773 State Street Bank and Trust 08/29/25 195,723
USD 37,037,399 EUR 31,249,121 State Street Bank and Trust 08/29/25 1,209,858
USD 2,159,488 AUD 3,328,700 State Street Bank and Trust 08/29/25 15,285
USD 453,227 NZD 754,109 Citigroup 09/05/25 7,517
USD 62,806 NZD 104,413 Citigroup 09/05/25 1,093
USD 21,471,130 CAD 29,193,499 Citigroup 09/05/25 320,358
USD 5,452,575 EUR 4,642,093 State Street Bank and Trust 09/05/25 127,774
USD 37,072,853 EUR 31,310,632 State Street Bank and Trust 09/05/25 1,157,396
USD 7,276,799 EUR 6,288,596 BNY Capital Markets 09/08/25 61,819
USD 5,605,447 EUR 4,750,000 BNY Capital Markets 09/08/25 155,716
USD 2,580,802 EUR 2,192,416 Citigroup 09/08/25 65,418
USD 5,427,532 CAD 7,414,016 Citigroup 09/08/25 55,297
USD 6,783,205 CAD 9,249,289 Citigroup 09/08/25 81,121
USD 2,098,114 CAD 2,863,498 Citigroup 09/08/25 23,208
USD 4,464,146 CAD 6,061,687 Citigroup 09/08/25 71,816
USD 3,474,318 CAD 4,734,394 RBC Dominion Securities 09/08/25 43,751
USD 6,304,410 EUR 5,423,201 RBC Dominion Securities 09/08/25 82,309
USD 1,845,003 EUR 1,589,302 State Street Bank and Trust 09/08/25 21,578
USD 1,192,966 EUR 1,038,156 State Street Bank and Trust 09/08/25 1,878
USD 3,889,639 EUR 3,291,476 State Street Bank and Trust 09/08/25 113,291
USD 5,233,593 EUR 4,480,558 State Street Bank and Trust 09/08/25 92,997
USD 3,028,388 EUR 2,590,331 State Street Bank and Trust 09/08/25 56,471
USD 1,220,724 CAD 1,660,676 State Street Bank and Trust 09/08/25 17,390
USD 5,575,727 EUR 4,724,569 State Street Bank and Trust 09/08/25 155,174
USD 745,522 GBP 549,403 BNY Capital Markets 09/09/25 18,206
USD 1,273,365 GBP 946,854 Citigroup 09/09/25 19,891
USD 21,177,191 CAD 28,911,499 Citigroup 09/09/25 226,780
USD 812,574 GBP 600,852 Citigroup 09/09/25 17,148
USD 319,868 JPY 46,067,414 Citigroup 09/11/25 12,412
USD 543,526 JPY 79,570,267 Citigroup 09/11/25 12,470
USD 27,191,485 JPY 3,907,501,807 RBC Dominion Securities 09/11/25 1,112,623
USD 3,022,038 EUR 2,598,456 BNY Capital Markets 09/12/25 39,959
USD 25,712,080 GBP 18,901,952 Citigroup 09/12/25 688,346
USD 39,355,968 EUR 33,717,117 Citigroup 09/12/25 661,024
USD 3,804,183 EUR 3,261,739 State Street Bank and Trust 09/12/25 60,898
USD 28,865,984 JPY 4,261,597,822 RBC Dominion Securities 09/19/25 396,729
USD 49,378,651 EUR 42,042,210 Citigroup 09/22/25 1,095,549
USD 868,495 AUD 1,325,512 BNY Capital Markets 09/24/25 14,207
USD 20,006,825 JPY 2,939,176,630 State Street Bank and Trust 09/25/25 357,859
USD 1,292,474 NZD 2,146,772 Citigroup 09/26/25 22,614
USD 20,664,959 JPY 3,007,712,807 RBC Dominion Securities 09/26/25 555,421
USD 39,296,620 EUR 33,937,036 RBC Dominion Securities 09/30/25 299,903
USD 15,383,052 GBP 11,297,771 Citigroup 10/07/25 422,578
USD 5,508,190 EUR 4,672,390 Citigroup 10/14/25 134,340
USD 5,508,282 EUR 4,672,390 Citigroup 10/14/25 134,432
USD 5,911,254 EUR 5,047,147 Citigroup 10/14/25 106,386
USD 2,267,546 EUR 1,955,094 State Street Bank and Trust 10/14/25 18,937
USD 5,679,829 EUR 4,849,220 State Street Bank and Trust 10/14/25 102,602
USD 4,999,109 EUR 4,273,162 State Street Bank and Trust 10/14/25 84,422

72
Dimensional Global Core Plus Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 4,928,796 AUD 7,551,976 State Street Bank and Trust 10/20/25 $ 59,084
USD 30,227,715 AUD 45,644,240 State Street Bank and Trust 10/24/25 792,863
USD 19,387,510 AUD 29,500,320 State Street Bank and Trust 10/27/25 362,384
Total Appreciation $16,777,148
AUD 1,746,294 USD 1,131,043 Citigroup 08/08/25 $ (6,608)
AUD 1,300,916 USD 851,460 Citigroup 08/08/25 (13,803)
USD 31,514,375 AUD 49,047,809 State Street Bank and Trust 08/08/25 (67,406)
USD 7,910,484 EUR 6,939,374 BNY Capital Markets 08/13/25 (36,858)
USD 2,393,732 EUR 2,127,592 Citigroup 08/13/25 (42,900)
USD 20,847 NZD 35,359 Citigroup 08/13/25 (34)
USD 7,360,371 EUR 6,560,841 RBC Dominion Securities 08/13/25 (153,454)
USD 32,350,191 EUR 28,951,061 State Street Bank and Trust 08/13/25 (806,110)
USD 3,191,547 EUR 2,845,948 State Street Bank and Trust 08/13/25 (67,784)
USD 3,895,602 EUR 3,448,669 State Street Bank and Trust 08/13/25 (53,998)
USD 6,119,153 EUR 5,366,212 State Street Bank and Trust 08/13/25 (26,520)
EUR 1,150,012 USD 1,343,633 State Street Bank and Trust 08/13/25 (26,578)
USD 3,504,260 EUR 3,070,471 State Street Bank and Trust 08/13/25 (12,208)
USD 4,702,809 EUR 4,127,122 State Street Bank and Trust 08/13/25 (23,791)
USD 6,792,247 EUR 5,985,831 State Street Bank and Trust 08/13/25 (63,046)
USD 21,332,653 CAD 29,584,733 Citigroup 08/14/25 (77,195)
CAD 18,414,280 USD 13,481,717 State Street Bank and Trust 08/14/25 (155,691)
USD 17,603,305 CAD 24,432,567 State Street Bank and Trust 08/20/25 (83,567)
JPY 583,397,725 USD 3,941,519 Citigroup 08/29/25 (53,839)
GBP 2,637,327 USD 3,564,590 Citigroup 09/12/25 (73,111)
Total (Depreciation) $(1,844,501)
Total Appreciation (Depreciation) $14,932,647
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ...................... $ — $ 155,190,658 $ — $ 155,190,658
Bonds
Australia ............................. — 140,581,877 — 140,581,877
Belgium ............................. — 45,292,557 — 45,292,557
Canada ............................. — 193,065,155 — 193,065,155
Denmark ............................ — 9,251,752 — 9,251,752
Finland .............................. — 19,444,138 — 19,444,138
France .............................. — 107,404,782 — 107,404,782
Germany ............................ — 43,363,769 — 43,363,769
Hong Kong ........................... — 103,381 — 103,381
Ireland .............................. — 4,208,767 — 4,208,767
Italy ................................ — 28,875,473 — 28,875,473
Japan ............................... — 166,319,559 — 166,319,559
Luxembourg .......................... — 15,015,802 — 15,015,802
Netherlands .......................... — 25,851,179 — 25,851,179
New Zealand ......................... — 8,602,784 — 8,602,784
Norway .............................. — 11,255,074 — 11,255,074
Singapore ............................ — 3,352,606 — 3,352,606
Spain ............................... — 30,233,966 — 30,233,966
Supranational ......................... — 52,869,773 — 52,869,773
Sweden ............................. — 29,722,499 — 29,722,499

73
Dimensional Global Core Plus Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Switzerland ........................... $ — $ 2,474,389 $ — $ 2,474,389
United Kingdom ....................... — 36,978,146 — 36,978,146
United States ......................... — 590,230,800 — 590,230,800
U.S. Treasury Obligations ................. — 76,857,251 — 76,857,251
Securities Lending Collateral ............... — 21,315,148 — 21,315,148
Total Investments ........................ $— $1,817,861,285 $— $1,817,861,285
Financial Instruments
Assets
Forward Currency Contracts** .............. — 16,777,148 — 16,777,148
Liabilities
Forward Currency Contracts** .............. — (1,844,501) — (1,844,501)
Total Other Financial Instruments ........... $– $14,932,647 $– $14,932,647
**
Valued at the unrealized appreciation (depreciation) on the investment.

74
Dimensional Global ex US Core Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATION  — (0.0%)
Tennessee Valley Authority
5.625%, 06/07/32 .......... 220 $ 302,826
TOTAL AGENCY
OBLIGATION ............. 302,826
BONDS — (99.5%)
AUSTRALIA — (10.0%)
APA Infrastructure, Ltd.
3.500% 03/22/30, MTN GBP 100 124,338
2.000% 07/15/30, MTN EUR 500 542,582
1.250% 03/15/33, MTN EUR 1,556 1,498,844
2.500% 03/15/36, MTN GBP 100 98,366
Australia & New Zealand
Banking Group, Ltd.
EUR003M+0.40%, FRN,
2.475%, 05/21/27(*) ... EUR 6,500 7,454,761
BBSW3M+1.20%, FRN,
4.862%, 11/04/27(*) ... AUD 1,700 1,108,827
4.500% 03/31/28, MTN AUD 228 148,603
4.950% 09/11/28, MTN AUD 605 399,578
BBSW3M+0.96%, FRN,
4.622%, 02/05/29(*) ... AUD 5,600 3,632,955
Australia Government Bond
3.000% 11/21/33 ..... AUD 2,114 1,256,537
Commonwealth Bank of Australia
BBSW3M+0.70%, FRN,
4.394%, 07/22/27(*),
MTN ............... AUD 1,800 1,162,903
BBSW3M+1.15%, FRN,
4.867%, 01/13/28(*) ... AUD 1,400 912,692
4.900% 08/17/28, MTN AUD 1,700 1,120,680
BBSW3M+0.95%, FRN,
4.758%, 08/17/28(*),
MTN ............... AUD 1,200 779,232
Glencore Capital Finance DAC
1.250% 03/01/33, MTN EUR 400 388,123
Macquarie Bank, Ltd.
1.125% 12/15/25, MTN GBP 1,058 1,383,678
EUR003M+0.44%, FRN,
2.441%, 12/18/26(*),
MTN ............... EUR 1,000 1,147,042
3.202% 09/17/29, MTN EUR 250 289,688
Macquarie Group, Ltd.
4.747% 01/23/30, MTN EUR 150 183,910
National Australia Bank, Ltd.
BBSW3M+0.70%, FRN,
4.387%, 10/18/27(*),
MTN ............... AUD 3,700 2,388,005
BBSW3M+1.00%, FRN,
4.800%, 05/12/28(*),
MTN ............... AUD 5,700 3,703,004
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
BBSW3M+0.90%, FRN,
4.564%, 03/22/29(*) ... AUD 6,600 $ 4,276,470
New South Wales Treasury
Corp.
2.000% 03/20/31 ..... AUD 394 227,182
2.000% 03/08/33 ..... AUD 1,200 648,497
4.250% 02/20/36 ..... AUD 1,881 1,142,593
4.750% 02/20/37 ..... AUD 2,300 1,437,330
3.500% 11/20/37 ..... AUD 1,500 822,471
2.250% 05/07/41 ..... AUD 11,000 4,749,839
Norfina, Ltd.
BBSW3M+0.92%, FRN,
4.530%, 09/27/29(*) ... AUD 5,000 3,224,716
Northern Territory Treasury Corp.
5.750% 04/21/37 ..... AUD 3,100 2,038,384
Optus Finance Pty, Ltd.
2.500% 07/01/30, MTN AUD 600 347,172
Queensland Treasury Corp.
Ω 1.500% 08/20/32 ..... AUD 570 302,010
Ω 1.750% 07/20/34 ..... AUD 2,100 1,051,758
Ω 5.250% 07/21/36 ..... AUD 911 596,001
Ω 5.000% 07/21/37 ..... AUD 3,600 2,277,246
Ω 2.250% 04/16/40 ..... AUD 9,110 3,970,038
Ω 2.250% 11/20/41 ..... AUD 5,249 2,200,771
South Australian Government
Financing Authority
1.750% 05/24/32 ..... AUD 1,500 819,961
1.750% 05/24/34 ..... AUD 14,897 7,530,794
2.000% 05/23/36 ..... AUD 5,400 2,607,726
4.750% 05/24/38 ..... AUD 1,920 1,181,908
2.250% 05/24/40 ..... AUD 5,600 2,451,343
Tasmanian Public Finance Corp.
4.000% 01/20/34 ..... AUD 3,675 2,221,856
Treasury Corp. of Victoria
1.500% 09/10/31 ..... AUD 451 247,403
2.250% 11/20/34 ..... AUD 1,980 1,024,331
2.000% 09/17/35 ..... AUD 2,930 1,435,797
2.000% 11/20/37 ..... AUD 10,300 4,662,641
5.250% 09/15/38, MTN AUD 5,558 3,551,565
5.500% 09/15/39 ..... AUD 11,696 7,572,248
Western Australian Treasury
Corp.
2.000% 10/24/34 ..... AUD 1,000 514,860
Westpac Banking Corp.
BBSW3M+1.23%, FRN,
5.030%, 11/11/27(*) ... AUD 1,200 783,188
BBSW3M+0.98%, FRN,
4.777%, 02/16/28(*),
MTN ............... AUD 500 324,580

75
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
BBSW3M+0.88%, FRN,
4.674%, 05/14/29(*) ... AUD 1,800 $ 1,165,336
TOTAL AUSTRALIA ........ 97,132,363
AUSTRIA — (0.3%)
OMV AG
3.250% 09/04/31, MTN EUR 150 175,033
1.000% 07/03/34, MTN EUR 76 72,070
3.750% 09/04/36, MTN EUR 2,574 2,988,985
TOTAL AUSTRIA .......... 3,236,088
BELGIUM — (2.4%)
Anheuser-Busch InBev SA/NV
2.750% 03/17/36, MTN EUR 100 106,789
3.750% 03/22/37, MTN EUR 1,650 1,897,444
Belfius Bank SA
4.125% 09/12/29, MTN EUR 300 361,275
Dexia SA
SONIO+1.00%, FRN,
5.239%, 03/25/26(*),
MTN ............... GBP 3,100 4,119,481
Euroclear Holding NV
1.500% 04/11/30 ..... EUR 300 323,841
Kingdom of Belgium Government
Bond
Ω 0.100% 06/22/30 ..... EUR 366 372,579
Ω 1.900% 06/22/38 ..... EUR 3,831 3,666,551
Ω 2.750% 04/22/39 ..... EUR 1,215 1,273,654
Ministeries Van de Vlaamse
Gemeenschap
3.125% 06/22/34, MTN EUR 6,600 7,482,684
3.250% 06/22/37, MTN EUR 1,400 1,554,345
1.500% 07/12/38, MTN EUR 2,700 2,412,032
TOTAL BELGIUM ......... 23,570,675
CANADA — (17.5%)
Alimentation Couche-Tard, Inc.
5.592% 09/25/30 ..... CAD 152 118,366
4.011% 02/12/36 ..... EUR 3,256 3,753,866
Bell Telephone Co. of Canada or
Bell Canada
5.150% 08/24/34 ..... CAD 3,000 2,263,209
Brookfield Corp.
5.950% 06/14/35 ..... CAD 90 71,253
Canadian Imperial Bank of
Commerce
1.625% 09/25/25, MTN GBP 508 669,464
Canadian National Railway Co.
4.150% 05/10/30 ..... CAD 395 292,669
City of Montreal Canada
4.250% 12/01/32 ..... CAD 800 595,797
4.250% 09/01/33 ..... CAD 800 592,239
4.100% 12/01/34 ..... CAD 3,000 2,169,296
CPPIB Capital, Inc.
SONIO+1.25%, FRN,
5.488%, 06/15/26(*) ... GBP 1,750 2,334,402
Face
Amount^
Value
(000)
CANADA — (Continued)
3.950% 06/02/32 ..... CAD 7,200 $ 5,329,057
4.750% 06/02/33 ..... CAD 7,300 5,645,112
4.300% 06/02/34 ..... CAD 8,100 6,039,657
0.750% 02/02/37, MTN EUR 380 327,069
Enbridge, Inc.
2.990% 10/03/29 ..... CAD 272 192,124
4.240% 08/27/42 ..... CAD 250 159,989
4.570% 03/11/44 ..... CAD 1,000 663,860
Fairfax Financial Holdings, Ltd.
4.250% 12/06/27 ..... CAD 152 111,766
3.950% 03/03/31 ..... CAD 884 638,126
Fortis, Inc.
4.431% 05/31/29 ..... CAD 300 222,573
5.677% 11/08/33 ..... CAD 500 393,262
Hydro-Quebec
6.500% 02/15/35 ..... CAD 1,900 1,639,782
6.000% 02/15/40 ..... CAD 1,600 1,352,307
Magna International, Inc.
4.375% 03/17/32 ..... EUR 725 873,386
Ontario Teachers' Finance Trust
1.850% 05/03/32 ..... EUR 722 768,829
Ω 1.850% 05/03/32 ..... EUR 300 319,458
Province of Alberta Canada
4.150% 06/01/33 ..... CAD 2,600 1,936,417
3.950% 06/01/35 ..... CAD 19,000 13,688,850
Province of British Columbia
Canada
1.550% 06/18/31 ..... CAD 2,000 1,305,327
3.200% 06/18/32 ..... CAD 700 495,228
5.250% 05/23/34, MTN AUD 480 316,304
4.150% 06/18/34 ..... CAD 10,400 7,670,672
4.700% 06/18/37 ..... CAD 4,000 3,018,307
3.400% 05/24/39 ..... EUR 6,150 6,891,932
4.950% 06/18/40 ..... CAD 4,900 3,744,847
Province of Manitoba Canada
3.800% 06/02/33 ..... CAD 2,500 1,812,358
4.250% 06/02/34 ..... CAD 11,800 8,740,731
4.850% 08/28/34, MTN AUD 3,352 2,138,951
5.700% 03/05/37 ..... CAD 8,000 6,525,218
4.600% 03/05/38 ..... CAD 6,000 4,442,313
Province of Ontario Canada
4.050% 02/02/32 ..... CAD 4,000 2,986,019
5.850% 03/08/33 ..... CAD 600 494,404
3.650% 06/02/33 ..... CAD 5,400 3,887,781
4.150% 06/02/34 ..... CAD 9,500 7,008,788
3.800% 12/02/34 ..... CAD 13,100 9,362,395
4.700% 06/02/37 ..... CAD 6,000 4,536,791
Province of Quebec Canada
1.900% 09/01/30 ..... CAD 491 332,543
2.100% 05/27/31 ..... CAD 5,000 3,372,030
1.500% 09/01/31 ..... CAD 6,000 3,880,525
3.250% 09/01/32 ..... CAD 3,000 2,122,947
3.600% 09/01/33 ..... CAD 6,600 4,720,464
4.450% 09/01/34 ..... CAD 2,600 1,957,217

76
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
5.750% 12/01/36 ..... CAD 2,100 $ 1,730,869
5.000% 12/01/38 ..... CAD 9,400 7,242,328
Province of Saskatchewan
Canada
3.300% 05/08/34, MTN EUR 800 919,639
PSP Capital, Inc.
3.250% 07/02/34, MTN EUR 600 688,179
Rogers Communications, Inc.
6.110% 08/25/40 ..... CAD 2,650 2,082,681
TELUS Corp.
5.600% 09/09/30 ..... CAD 152 118,097
5.150% 11/26/43 ..... CAD 2,350 1,684,120
4.850% 04/05/44 ..... CAD 3,721 2,569,026
Toronto-Dominion Bank (The)
3.563% 04/16/31, MTN EUR 152 177,372
3.129% 08/03/32, MTN EUR 4,475 5,067,902
TransCanada PipeLines, Ltd.
5.277% 07/15/30 ..... CAD 228 175,127
5.330% 05/12/32 ..... CAD 96 73,852
4.550% 11/15/41 ..... CAD 2,550 1,707,470
TOTAL CANADA .......... 169,162,939
DENMARK — (1.3%)
DSV Finance BV
3.375% 11/06/32, MTN EUR 700 806,766
3.375% 11/06/34, MTN EUR 2,103 2,388,122
Kommunekredit
3.125% 11/24/38, MTN EUR 1,000 1,120,555
Novo Nordisk Finance
Netherlands BV
3.250% 01/21/31, MTN EUR 917 1,067,375
3.375% 05/21/34, MTN EUR 6,029 6,925,061
Nykredit Realkredit A/S
3.875% 07/09/29, MTN EUR 441 521,884
3.625% 07/24/30, MTN EUR 100 116,774
TOTAL DENMARK ........ 12,946,537
FINLAND — (1.5%)
Finland Government Bond
Ω 2.496% 09/15/30 ..... EUR 435 438,291
Kuntarahoitus OYJ
1.250% 02/23/33, MTN EUR 231 235,316
Nordea Bank Abp
EUR003M+0.37%, FRN,
2.374%, 06/17/27(*) ... EUR 4,000 4,583,459
3.625% 03/15/34, MTN EUR 1,212 1,416,041
OP Corporate Bank PLC
2.875% 12/15/25, MTN EUR 100 114,782
3.375% 01/14/26, MTN GBP 600 791,038
EUR003M+0.40%, FRN,
2.380%, 03/28/27(*) ... EUR 350 401,176
EUR003M+0.40%, FRN,
2.527%, 05/19/27(*) ... EUR 4,800 5,499,461
4.000% 06/13/28, MTN EUR 100 119,061
Face
Amount^
Value
(000)
FINLAND — (Continued)
2.875% 11/27/29, MTN EUR 1,050 $ 1,208,880
TOTAL FINLAND .......... 14,807,505
FRANCE — (7.2%)
Action Logement Services
3.125% 09/28/37, MTN EUR 200 214,645
4.125% 10/03/38, MTN EUR 2,600 3,033,929
Agence France Locale
3.000% 08/20/32, MTN EUR 3,900 4,432,081
3.125% 03/20/33, MTN EUR 500 567,758
3.125% 03/20/34, MTN EUR 300 338,153
Ayvens SA
3.875% 07/16/29 ..... EUR 300 355,960
Banque Federative du Credit
Mutuel SA
4.875% 09/25/25, MTN GBP 100 132,383
2.625% 11/06/29, MTN EUR 400 451,348
4.375% 05/02/30, MTN EUR 500 603,003
0.625% 02/21/31, MTN EUR 200 198,827
4.750% 11/10/31, MTN EUR 1,500 1,850,213
4.000% 01/26/33, MTN EUR 100 118,434
4.125% 06/14/33, MTN EUR 400 481,724
3.750% 02/03/34, MTN EUR 300 349,364
3.625% 03/07/35, MTN EUR 100 113,774
BNP Paribas SA
3.625% 09/01/29, MTN EUR 200 235,871
2.100% 04/07/32, MTN EUR 1,000 1,059,489
5.750% 06/13/32, MTN GBP 400 547,215
4.095% 02/13/34, MTN EUR 1,800 2,139,521
Bouygues SA
3.250% 06/30/37 ..... EUR 700 765,637
5.375% 06/30/42 ..... EUR 600 773,683
BPCE SA
3.875% 01/11/29, MTN EUR 1,300 1,537,727
2.375% 04/26/32, MTN EUR 200 218,091
4.500% 01/13/33, MTN EUR 1,400 1,699,743
3.875% 01/25/36 ..... EUR 2,000 2,348,820
Cie Generale des Etablissements
Michelin SCA
3.375% 05/16/36, MTN EUR 800 907,147
Cofiroute SA
3.125% 03/06/33, MTN EUR 100 113,222
Credit Agricole SA
1.000% 07/03/29, MTN EUR 400 429,374
1.125% 07/12/32, MTN EUR 100 98,794
4.000% 01/18/33, MTN EUR 300 359,968
4.375% 11/27/33, MTN EUR 2,500 3,030,913
3.750% 01/22/34, MTN EUR 200 235,366
3.500% 09/26/34 ..... EUR 200 227,838
4.125% 02/26/36, MTN EUR 400 472,206
Electricite de France SA
6.125% 06/02/34, MTN GBP 250 340,792
4.750% 10/12/34, MTN EUR 800 985,911
4.625% 01/25/43, MTN EUR 100 114,803
Engie SA

77
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
4.250% 09/06/34, MTN EUR 1,400 $ 1,678,861
1.375% 06/21/39, MTN EUR 200 163,658
4.500% 09/06/42, MTN EUR 200 235,116
4.250% 03/06/44, MTN EUR 500 565,219
French Republic Government
Bond OAT
Ω 2.500% 05/25/30 ..... EUR 486 553,464
Ω 1.250% 05/25/38 ..... EUR 18,736 16,288,936
Ile-de-France Mobilites
1.000% 05/25/34, MTN EUR 200 187,119
3.700% 06/14/38, MTN EUR 2,500 2,817,903
3.400% 05/25/43, MTN EUR 200 210,921
JCDecaux SE
5.000% 01/11/29 ..... EUR 400 486,274
1.625% 02/07/30 ..... EUR 500 536,300
LVMH Moet Hennessy Louis
Vuitton SE
3.250% 09/07/29, MTN EUR 200 234,132
3.000% 03/07/32, MTN EUR 1,000 1,140,943
3.500% 09/07/33, MTN EUR 1,200 1,399,304
Orange SA
8.125% 11/20/28, MTN GBP 50 73,599
5.625% 01/23/34, MTN GBP 100 137,029
RCI Banque SA
3.375% 07/26/29, MTN EUR 417 482,157
3.875% 09/30/30, MTN EUR 656 766,851
4.125% 04/04/31 ..... EUR 400 470,788
Region of Ile de France
3.200% 05/25/34, MTN EUR 200 225,976
3.650% 05/25/35, MTN EUR 100 116,491
SNCF Reseau
5.000% 10/10/33, MTN EUR 85 108,697
5.250% 01/31/35, MTN GBP 580 774,033
Societe Des Grands Projets
EPIC
1.125% 05/25/34, MTN EUR 3,000 2,865,420
Societe Generale SA
1.750% 03/22/29, MTN EUR 100 109,931
0.875% 09/24/29, MTN EUR 500 526,737
1.250% 06/12/30 ..... EUR 100 105,134
6.250% 06/22/33, MTN GBP 700 989,960
TotalEnergies Capital
International SA
1.375% 10/04/29, MTN EUR 300 326,325
1.491% 09/04/30, MTN EUR 300 320,910
1.535% 05/31/39, MTN EUR 100 86,811
1.618% 05/18/40, MTN EUR 400 340,489
Unibail-Rodamco-Westfield SE
4.125% 12/11/30, MTN EUR 1,500 1,805,254
1.875% 01/15/31, MTN EUR 200 212,936
3.875% 09/11/34, MTN EUR 100 115,242
Veolia Environnement SA
6.125% 11/25/33, MTN EUR 40 54,860
Wendel SE
Face
Amount^
Value
(000)
FRANCE — (Continued)
4.500% 06/19/30 ..... EUR 400 $ 481,433
TOTAL FRANCE .......... 69,878,940
GERMANY — (6.4%)
Allianz Finance II BV
3.250% 12/04/29, MTN EUR 100 117,665
1.500% 01/15/30, MTN EUR 400 435,433
4.500% 03/13/43 ..... GBP 2,100 2,435,399
BASF SE
4.500% 03/08/35, MTN EUR 800 982,685
Bayer AG
4.625% 05/26/33, MTN EUR 50 61,199
BMW Finance NV
3.750% 11/20/34, MTN EUR 243 281,206
3.625% 05/22/35, MTN EUR 407 467,285
BMW International Investment
BV
3.500% 11/17/32, MTN EUR 310 357,831
3.375% 08/27/34, MTN EUR 2,488 2,802,404
BMW US Capital LLC
3.375% 02/02/34, MTN EUR 3,256 3,676,910
Continental AG
3.625% 11/30/27, MTN EUR 60 70,427
Daimler Truck Finance Canada,
Inc.
2.460% 12/15/26 ..... CAD 243 173,873
Deutsche Bahn AG
3.375% 01/29/38, MTN EUR 4,350 4,911,977
Deutsche Bank AG
1.625% 01/20/27, MTN EUR 100 113,202
Deutsche Boerse AG
1.500% 04/04/32 ..... EUR 100 103,620
3.875% 09/28/33 ..... EUR 6,600 7,920,589
Deutsche Telekom AG
3.125% 02/06/34, MTN GBP 22 25,657
3.250% 03/20/36 ..... EUR 1,500 1,695,740
Deutsche Telekom International
Finance BV
8.875% 11/27/28, MTN GBP 29 43,776
2.250% 04/13/29, MTN GBP 41 50,728
E.ON International Finance BV
6.375% 06/07/32, MTN GBP 730 1,038,114
5.875% 10/30/37, MTN GBP 1,400 1,861,903
6.750% 01/27/39, MTN GBP 250 355,312
E.ON SE
4.000% 08/29/33, MTN EUR 233 279,682
3.875% 09/05/38, MTN EUR 184 210,869
4.125% 03/25/44, MTN EUR 131 150,291
Fresenius SE & Co. KGaA
5.000% 11/28/29, MTN EUR 200 246,918
5.125% 10/05/30, MTN EUR 898 1,126,326
Heidelberg Materials AG
3.950% 07/19/34 ..... EUR 1,224 1,443,074
Kreditanstalt fuer Wiederaufbau
5.750% 06/07/32, MTN GBP 123 176,349

78
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
Land Berlin
EUR003M+0.60%, FRN,
2.601%, 04/12/28(*) ... EUR 3,215 $ 3,723,333
Mercedes-Benz Group AG
1.125% 08/08/34, MTN EUR 300 281,181
Mercedes-Benz International
Finance BV
3.700% 05/30/31, MTN EUR 69 82,134
Siemens
Financieringsmaatschappij NV
2.750% 09/10/25, MTN GBP 1,600 2,113,543
EUR003M+0.23%, FRN,
2.231%, 12/18/25(*) ... EUR 2,800 3,206,474
3.000% 11/22/28, MTN EUR 400 466,817
3.125% 05/27/33, MTN EUR 900 1,035,697
3.000% 09/08/33, MTN EUR 3,300 3,776,928
3.375% 02/22/37 ..... EUR 4,400 4,979,856
Sudzucker International Finance
BV
4.125% 01/29/32 ..... EUR 1,750 2,038,842
T-Mobile USA, Inc.
3.850% 05/08/36 ..... EUR 200 231,331
Traton Finance Luxembourg SA
5.625% 01/16/29, MTN GBP 600 808,766
Volkswagen Bank GmbH
4.625% 05/03/31, MTN EUR 900 1,090,820
Volkswagen Financial Services
AG
0.375% 02/12/30, MTN EUR 406 411,843
3.875% 09/10/30 ..... EUR 1,174 1,377,293
3.875% 11/19/31 ..... EUR 400 466,375
Volkswagen International
Finance NV
3.000% 04/11/29, MTN EUR 100 111,940
1.250% 09/23/32, MTN EUR 700 680,509
Volkswagen Leasing GmbH
4.000% 04/11/31, MTN EUR 100 118,161
4.750% 09/25/31, MTN EUR 638 781,717
TOTAL GERMANY ........ 61,400,004
HONG KONG — (0.0%)
Prudential Funding Asia PLC
5.875% 05/11/29 ..... GBP 75 103,381
TOTAL HONG KONG ...... 103,381
IRELAND — (0.1%)
ESB Finance DAC
4.250% 03/03/36, MTN EUR 900 1,086,452
Ireland Government Bond
0.200% 10/18/30 ..... EUR 254 258,890
TOTAL IRELAND .......... 1,345,342
ITALY — (2.7%)
Autostrade per l'Italia SpA
2.250% 01/25/32, MTN EUR 3,250 3,470,321
Enel SpA
Face
Amount^
Value
(000)
ITALY — (Continued)
5.750% 06/22/37, MTN GBP 400 $ 524,189
Eni SpA
4.250% 05/19/33, MTN EUR 2,156 2,591,256
3.875% 01/15/34, MTN EUR 2,348 2,740,652
Intesa Sanpaolo SpA
5.125% 08/29/31, MTN EUR 374 474,122
5.625% 03/08/33, MTN EUR 487 635,705
6.625% 05/31/33, MTN GBP 2,273 3,238,496
2.625% 03/11/36, MTN GBP 1,579 1,573,409
Italy Buoni Poliennali Del Tesoro
4.350% 11/01/33 ..... EUR 512 632,020
Ω 3.350% 03/01/35 ..... EUR 1,203 1,375,888
Ω 3.250% 03/01/38 ..... EUR 3,333 3,636,745
Snam SpA
1.000% 09/12/34, MTN EUR 2,300 2,123,000
UniCredit SpA
4.000% 03/05/34, MTN EUR 2,889 3,414,476
TOTAL ITALY ............ 26,430,279
JAPAN — (16.6%)
American Honda Finance Corp.
3.300% 03/21/29, MTN EUR 100 116,534
3.650% 04/23/31, MTN EUR 631 738,473
3.950% 03/19/32, MTN EUR 100 118,288
East Japan Railway Co.
5.250% 04/22/33, MTN GBP 50 67,356
1.104% 09/15/39, MTN EUR 501 406,460
Japan Government Five Year
Bond
0.400% 12/20/28 ..... JPY 1,404,900 9,169,961
Japan Government Ten Year
Bond
0.100% 12/20/27 ..... JPY 1,388,900 9,068,665
0.600% 12/20/33 ..... JPY 2,875,750 17,918,906
Japan Government Thirty Year
Bond
2.400% 11/20/31 ..... JPY 614,250 4,378,462
1.400% 12/20/32 ..... JPY 1,035,950 6,934,074
2.500% 06/20/36 ..... JPY 3,066,900 22,040,841
Japan Government Twenty Year
Bond
1.900% 03/20/31 ..... JPY 564,550 3,905,128
1.700% 06/20/32 ..... JPY 723,950 4,954,099
1.400% 09/20/34 ..... JPY 1,759,350 11,608,589
0.400% 09/20/40 ..... JPY 3,936,150 20,216,267
0.900% 06/20/42 ..... JPY 1,922,150 10,250,445
1.600% 03/20/44 ..... JPY 3,326,400 19,285,583
Japan Government Two Year
Bond
0.100% 01/01/26 ..... JPY 837,850 5,558,275
JT International Financial
Services BV
2.750% 09/28/33, MTN GBP 100 111,102
3.625% 04/11/34, MTN EUR 1,825 2,065,712

79
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
Mitsubishi UFJ Financial Group,
Inc.
3.556% 06/15/32, MTN EUR 200 $ 233,039
Mizuho Financial Group, Inc.
0.797% 04/15/30, MTN EUR 266 275,978
2.096% 04/08/32, MTN EUR 473 503,280
4.029% 09/05/32, MTN EUR 1,015 1,209,124
4.416% 05/20/33, MTN EUR 3,211 3,916,638
3.980% 05/21/34, MTN EUR 1,028 1,215,864
3.767% 08/27/34, MTN EUR 1,183 1,376,589
ORIX Corp.
3.447% 10/22/31, MTN EUR 2,301 2,624,582
Sumitomo Mitsui Financial
Group, Inc.
0.632% 10/23/29, MTN EUR 194 202,811
4.492% 06/12/30, MTN EUR 100 122,902
3.318% 10/07/31, MTN EUR 300 346,650
TOTAL JAPAN ............ 160,940,677
LUXEMBOURG — (0.9%)
ArcelorMittal SA
3.500% 12/13/31, MTN EUR 100 114,777
JAB Holdings BV
5.000% 06/12/33 ..... EUR 2,700 3,313,012
4.375% 04/25/34 ..... EUR 900 1,054,899
2.250% 12/19/39 ..... EUR 1,200 1,061,342
SELP Finance Sarl
0.875% 05/27/29 ..... EUR 2,004 2,112,924
3.750% 01/16/32, MTN EUR 775 894,834
Vier Gas Transport GmbH
4.625% 09/26/32, MTN EUR 100 122,556
TOTAL LUXEMBOURG ..... 8,674,344
NETHERLANDS — (3.1%)
ABN AMRO Bank NV
5.250% 05/26/26, MTN GBP 1,400 1,866,136
4.750% 10/24/29, MTN GBP 100 133,393
3.125% 01/21/30, MTN EUR 1,000 1,164,646
4.250% 02/21/30, MTN EUR 200 241,298
3.000% 02/25/31, MTN EUR 400 461,758
3.000% 10/01/31 ..... EUR 4,000 4,613,544
4.500% 11/21/34 ..... EUR 600 743,457
BNG Bank NV
5.000% 03/13/34 ..... AUD 386 254,314
3.500% 09/27/38, MTN EUR 400 466,659
Cooperatieve Rabobank UA
BBSW3M+1.18%, FRN,
4.862%, 01/19/28(*) ... AUD 700 455,782
BBSW3M+0.75%, FRN,
4.460%, 05/26/28(*),
MTN ............... AUD 3,100 1,997,029
BBSW3M+1.03%, FRN,
4.740%, 02/26/29(*) ... AUD 1,500 973,393
BBSW3M+0.91%, FRN,
4.620%, 07/17/29(*) ... AUD 5,000 3,231,927
4.000% 01/10/30, MTN EUR 200 239,723
Face
Amount^
Value
(000)
NETHERLANDS — (Continued)
3.822% 07/26/34, MTN EUR 200 $ 235,721
5.250% 05/23/41, MTN GBP 576 733,021
CTP NV
4.750% 02/05/30, MTN EUR 200 240,937
1.500% 09/27/31, MTN EUR 1,008 1,010,688
Enexis Holding NV
0.625% 06/17/32, MTN EUR 1,100 1,065,279
3.250% 04/09/33, MTN EUR 2,371 2,729,293
3.500% 05/30/36, MTN EUR 2,903 3,314,948
Koninklijke KPN NV
5.750% 09/17/29, MTN GBP 50 69,054
3.375% 02/17/35, MTN EUR 100 112,610
3.875% 02/16/36, MTN EUR 1,400 1,626,565
Koninklijke Philips NV
4.250% 09/08/31, MTN EUR 788 952,204
Nederlandse Waterschapsbank
NV
3.234% 02/16/37, MTN EUR 400 317,366
Netherlands Government Bond
Ω 2.346% 07/15/30 ..... EUR 242 246,605
TOTAL NETHERLANDS .... 29,497,350
NEW ZEALAND — (1.1%)
New Zealand Government Bond
4.250% 05/15/34 ..... NZD 6,130 3,571,729
2.750% 04/15/37 ..... NZD 13,885 6,739,747
TOTAL NEW ZEALAND ..... 10,311,476
NORWAY — (0.4%)
Aker BP ASA
4.000% 05/29/32, MTN EUR 2,882 3,355,629
SpareBank 1 SMN
3.500% 05/23/29, MTN EUR 400 468,431
TOTAL NORWAY ......... 3,824,060
SPAIN — (2.9%)
Abertis France SAS
1.625% 09/18/29, MTN EUR 1,900 2,054,773
Acciona Energia Financiacion
Filiales SA
5.125% 04/23/31, MTN EUR 2,200 2,738,195
Adif Alta Velocidad
3.900% 04/30/33, MTN EUR 500 594,008
3.650% 04/30/34 ..... EUR 1,300 1,508,825
Banco Bilbao Vizcaya Argentaria
SA
3.875% 01/15/34, MTN EUR 1,000 1,198,435
Banco Santander SA
1.750% 02/17/27, MTN GBP 100 127,090
5.500% 06/11/29, MTN GBP 300 408,191
4.250% 06/12/30, MTN EUR 200 242,879
4.875% 10/18/31, MTN EUR 900 1,119,940
3.750% 01/09/34, MTN EUR 800 946,182
3.500% 02/17/35, MTN EUR 700 792,475
CaixaBank SA
4.250% 09/06/30, MTN EUR 300 365,073

80
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
SPAIN — (Continued)
4.375% 11/29/33, MTN EUR 1,100 $ 1,358,855
Criteria Caixa SA
3.250% 02/25/31, MTN EUR 100 114,195
Merlin Properties Socimi SA
1.875% 12/04/34 ..... EUR 1,600 1,569,912
Naturgy Finance Iberia SA
3.625% 10/02/34, MTN EUR 1,400 1,596,216
Spain Government Bond
Ω 4.200% 01/31/37 ..... EUR 64 78,949
Ω 0.850% 07/30/37 ..... EUR 1,831 1,566,188
Ω 3.900% 07/30/39 ..... EUR 4,721 5,583,173
Telefonica Emisiones SA
3.698% 01/24/32, MTN EUR 600 698,933
4.183% 11/21/33, MTN EUR 1,200 1,421,824
4.055% 01/24/36, MTN EUR 1,800 2,079,553
Telefonica Europe BV
5.875% 02/14/33, MTN EUR 31 41,185
TOTAL SPAIN ............ 28,205,049
SUPRANATIONAL — (2.2%)
Asian Development Bank
SONIO+1.00%, FRN,
5.238%, 05/23/29(*),
MTN ............... GBP 3,800 5,156,991
European Financial Stability
Facility
3.375% 08/30/38, MTN EUR 354 411,135
European Investment Bank
SONCINDX+1.00%,
FRN, 5.239%,
01/18/27(*) .......... GBP 2,000 2,678,700
5.625% 06/07/32 ..... GBP 124 177,023
3.875% 06/08/37, MTN GBP 200 242,373
3.000% 02/15/39 ..... EUR 500 557,535
European Union
3.250% 07/04/34 ..... EUR 210 245,723
0.400% 02/04/37 ..... EUR 300 252,323
3.375% 10/04/38, MTN EUR 4,900 5,603,782
3.375% 10/04/39, MTN EUR 4,122 4,671,603
0.450% 07/04/41, MTN EUR 757 545,391
3.375% 11/04/42, MTN EUR 100 111,086
Inter-American Development
Bank
5.000% 07/20/30, MTN GBP 175 240,643
International Finance Corp.
1.500% 04/15/35, MTN AUD 600 286,313
TOTAL SUPRANATIONAL .. 21,180,621
SWEDEN — (1.2%)
Castellum Helsinki Finance
Holding Abp
0.875% 09/17/29, MTN EUR 150 156,275
Investor AB
2.750% 06/10/32 ..... EUR 305 340,363
0.375% 10/29/35, MTN EUR 601 506,701
Molnlycke Holding AB
Face
Amount^
Value
(000)
SWEDEN — (Continued)
4.250% 06/11/34, MTN EUR 2,825 $ 3,337,595
Skandinaviska Enskilda Banken
AB
3.250% 11/24/25, MTN EUR 1,350 1,550,604
5.500% 06/01/26, MTN GBP 100 133,615
EUR003M+0.38%, FRN,
2.388%, 05/03/27(*) ... EUR 760 872,267
3.000% 02/10/32, MTN EUR 100 114,275
Svenska Handelsbanken AB
3.875% 05/10/27, MTN EUR 100 117,538
0.050% 09/06/28, MTN EUR 825 875,816
3.250% 08/27/31 ..... EUR 100 115,536
2.875% 02/17/32, MTN EUR 2,225 2,543,441
3.750% 02/15/34 ..... EUR 150 176,564
Swedbank AB
4.125% 11/13/28, MTN EUR 300 360,168
TOTAL SWEDEN .......... 11,200,758
SWITZERLAND — (0.2%)
UBS Group AG
0.875% 11/03/31 ..... EUR 300 298,179
0.625% 02/24/33 ..... EUR 1,203 1,124,837
TOTAL SWITZERLAND ..... 1,423,016
UNITED KINGDOM — (5.5%)
Barclays PLC
3.250% 02/12/27, MTN GBP 589 766,371
3.250% 01/17/33, MTN GBP 2,362 2,718,815
BAT International Finance PLC
2.250% 01/16/30, MTN EUR 361 399,918
4.125% 04/12/32, MTN EUR 516 608,978
6.000% 11/24/34, MTN GBP 611 824,726
British Telecommunications PLC
5.750% 12/07/28 ..... GBP 31 42,760
3.125% 02/11/32, MTN EUR 100 113,531
4.250% 01/06/33, MTN EUR 378 456,783
6.375% 06/23/37, MTN GBP 700 968,306
5.750% 02/13/41, MTN GBP 1,275 1,609,509
5.625% 12/03/41, MTN GBP 350 434,949
Cadent Finance PLC
0.750% 03/11/32, MTN EUR 750 722,317
2.250% 10/10/35, MTN GBP 200 194,832
5.625% 01/11/36 ..... GBP 100 130,253
3.125% 03/21/40, MTN GBP 468 441,824
CK Hutchison Europe Finance
21, Ltd.
1.000% 11/02/33 ..... EUR 241 227,224
CK Hutchison Group Telecom
Finance SA
1.500% 10/17/31 ..... EUR 1,120 1,155,572
Diageo Finance PLC
2.750% 06/08/38 ..... GBP 1,900 1,889,883
Imperial Brands Finance PLC
3.875% 02/12/34, MTN EUR 4,279 4,866,319
Lloyds Banking Group PLC
4.250% 11/22/27, MTN AUD 220 141,320

81
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
Motability Operations Group PLC
3.875% 01/24/34, MTN EUR 472 $ 548,472
4.250% 06/17/35, MTN EUR 900 1,069,751
5.625% 09/11/35, MTN GBP 393 525,539
3.625% 03/10/36, MTN GBP 943 1,055,740
2.375% 07/03/39, MTN GBP 2,526 2,265,357
1.500% 01/20/41, MTN GBP 830 607,515
National Gas Transmission PLC
4.250% 04/05/30, MTN EUR 200 239,823
5.500% 02/04/34, MTN GBP 100 133,506
5.750% 04/05/35 ..... GBP 570 760,948
National Grid North America, Inc.
3.631% 09/03/31, MTN EUR 400 468,509
4.668% 09/12/33, MTN EUR 1,243 1,528,158
3.724% 11/25/34, MTN EUR 171 195,351
4.061% 09/03/36, MTN EUR 350 405,346
National Grid PLC
0.750% 09/01/33, MTN EUR 544 500,293
3.245% 03/30/34, MTN EUR 772 857,043
4.275% 01/16/35, MTN EUR 215 256,103
Nationwide Building Society
5.350% 03/15/28, MTN AUD 1,200 791,115
NatWest Markets PLC
1.375% 03/02/27, MTN EUR 217 244,810
3.125% 01/10/30, MTN EUR 100 115,498
Segro PLC
3.500% 09/24/32, MTN EUR 810 924,832
Southern Gas Networks PLC
4.875% 03/21/29, MTN GBP 60 80,509
3.500% 10/16/30, MTN EUR 1,079 1,249,496
6.625% 03/14/35, MTN GBP 1,150 1,617,670
3.100% 09/15/36, MTN GBP 300 309,077
6.375% 05/15/40, MTN GBP 282 375,898
SSE PLC
6.250% 08/27/38, MTN GBP 1,499 2,051,436
Standard Chartered PLC
4.375% 01/18/38, MTN GBP 550 641,324
Tesco Corporate Treasury
Services PLC
5.500% 02/27/35, MTN GBP 100 130,822
U.K. Gilt
0.875% 07/31/33 ..... GBP 11,531 11,701,938
1.125% 01/31/39 ..... GBP 1,798 1,507,801
Vodafone Group PLC
5.900% 11/26/32, MTN GBP 50 70,535
2.875% 11/20/37, MTN EUR 900 935,516
TOTAL UNITED KINGDOM .. 52,879,921
UNITED STATES — (16.0%)
3M Co.
1.750% 05/15/30, MTN 232 251,821
Air Products and Chemicals, Inc.
4.000% 03/03/35 ..... 720 851,393
Alphabet, Inc.
3.000% 05/06/33 ..... 886 1,013,435
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
3.375% 05/06/37 ..... 489 $ 552,826
Altria Group, Inc.
3.125% 06/15/31 ..... 2,676 3,023,702
American Tower Corp.
4.625% 05/16/31 ..... 527 647,259
4.100% 05/16/34, MTN 1,150 1,360,992
Apple, Inc.
3.050% 07/31/29 ..... 800 1,021,163
AT&T, Inc.
4.300% 11/18/34 ..... 114 138,013
3.150% 09/04/36 ..... 216 234,913
2.600% 05/19/38 ..... 486 484,934
7.000% 04/30/40, MTN 950 1,366,880
4.250% 06/01/43 ..... 587 608,577
Bank of America Corp.
7.000% 07/31/28, MTN 50 70,817
Berkshire Hathaway Finance
Corp.
1.500% 03/18/30 ..... 2,821 3,072,280
2.000% 03/18/34 ..... 2,734 2,823,321
2.375% 06/19/39 ..... 7,042 6,421,977
Blackrock, Inc.
3.750% 07/18/35 ..... 4,037 4,731,969
Booking Holdings, Inc.
4.750% 11/15/34 ..... 200 250,378
3.750% 03/01/36 ..... 2,491 2,858,220
3.750% 11/21/37 ..... 306 345,556
BP Capital Markets BV
4.323% 05/12/35, MTN 1,123 1,354,310
BP Capital Markets PLC
5.773% 05/25/38, MTN 857 1,148,168
Capital One Financial Corp.
1.650% 06/12/29 ..... 1,335 1,458,217
Chubb INA Holdings LLC
2.500% 03/15/38 ..... 1,110 1,121,029
Citigroup, Inc.
6.800% 06/25/38, MTN 1,282 1,884,147
7.375% 09/01/39, MTN 896 1,365,505
Coca-Cola Co. (The)
1.625% 03/09/35 ..... 261 256,926
Colgate-Palmolive Co.
1.375% 03/06/34, MTN 395 394,259
Comcast Corp.
3.550% 09/26/36 ..... 100 113,628
5.250% 09/26/40 ..... 426 527,621
CRH SMW Finance DAC
4.250% 07/11/35, MTN 1,100 1,313,270
Digital Dutch Finco BV
3.875% 09/13/33 ..... 1,806 2,074,898
Dow Chemical Co. (The)
1.125% 03/15/32 ..... 170 165,596
Duke Energy Corp.
3.750% 04/01/31 ..... 337 393,099
3.850% 06/15/34 ..... 1,270 1,450,929

82
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Equinix, Inc.
1.000% 03/15/33 ..... 700 $ 656,203
Experian Finance PLC
3.510% 12/15/33, MTN 530 608,623
Exxon Mobil Corp.
0.524% 06/26/28 ..... 439 478,028
0.835% 06/26/32 ..... 3,550 3,482,390
1.408% 06/26/39 ..... 7,874 6,570,456
FedEx Corp.
0.950% 05/04/33 ..... 200 188,188
Fidelity National Information
Services, Inc.
2.950% 05/21/39 ..... 1,200 1,224,301
Fiserv, Inc.
4.500% 05/24/31 ..... 700 850,378
GE Capital UK Funding Unlimited
Co.
5.875% 01/18/33, MTN 146 203,021
General Electric Co.
4.125% 09/19/35, MTN 92 110,143
2.125% 05/17/37 ..... 1,300 1,268,307
General Mills, Inc.
3.850% 04/23/34 ..... 1,700 1,971,282
General Motors Financial Co.,
Inc.
2.350% 09/03/25, MTN 674 890,033
4.000% 07/10/30, MTN 250 295,811
3.700% 07/14/31, MTN 390 451,824
GlaxoSmithKline Capital PLC
5.250% 12/19/33, MTN 75 103,259
6.375% 03/09/39, MTN 950 1,355,416
Global Payments, Inc.
4.875% 03/17/31 ..... 1,861 2,232,280
Goldman Sachs Group, Inc.
(The)
1.250% 02/07/29, MTN 254 276,370
0.875% 05/09/29, MTN 435 464,735
0.750% 03/23/32, MTN 235 231,207
1.000% 03/18/33, MTN 366 356,387
Haleon UK Capital PLC
3.375% 03/29/38, MTN 150 160,525
Honeywell International, Inc.
3.750% 05/17/32 ..... 182 213,788
4.125% 11/02/34 ..... 1,450 1,728,597
3.750% 03/01/36 ..... 781 897,438
International Business Machines
Corp.
3.150% 02/10/33 ..... 1,873 2,126,225
4.875% 02/06/38 ..... 1,946 2,373,940
4.000% 02/06/43 ..... 343 389,680
Jefferies Financial Group, Inc.
4.000% 04/16/29, MTN 100 118,617
Johnson Controls International
PLC
4.250% 05/23/35 ..... 1,500 1,817,690
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Liberty Mutual Group, Inc.
Ω 4.625% 12/02/30 ..... 100 $ 121,036
4.625% 12/02/30 ..... 200 242,071
Mastercard, Inc.
1.000% 02/22/29 ..... 100 108,672
McDonald's Corp.
5.875% 04/23/32, MTN 190 266,736
0.875% 10/04/33, MTN 1,300 1,224,976
Medtronic Global Holdings SCA
2.250% 03/07/39 ..... 900 866,037
1.500% 07/02/39 ..... 1,625 1,404,390
Nasdaq, Inc.
0.900% 07/30/33 ..... 1,855 1,742,126
Nestle Capital Corp.
4.750% 03/22/36 ..... 1,399 1,781,669
Nestle Finance International, Ltd.
2.875% 01/14/32, MTN 2,492 2,844,251
0.625% 02/14/34, MTN 163 152,281
3.375% 11/15/34, MTN 444 518,600
1.500% 03/29/35, MTN 400 390,967
3.250% 01/23/37, MTN 1,374 1,544,955
1.750% 11/02/37, MTN 606 577,490
5.125% 12/07/38, MTN 1,621 2,095,884
Nestle Holdings, Inc.
5.125% 09/21/32 ..... 470 639,512
PepsiCo, Inc.
3.550% 07/22/34 ..... 300 362,142
Philip Morris International, Inc.
0.800% 08/01/31 ..... 296 292,532
2.000% 05/09/36 ..... 100 96,259
1.875% 11/06/37 ..... 300 274,732
1.450% 08/01/39 ..... 1,560 1,276,120
PPG Industries, Inc.
3.250% 03/04/32 ..... 921 1,049,029
Prologis Euro Finance LLC
4.625% 05/23/33 ..... 179 221,064
4.000% 05/05/34 ..... 3,021 3,559,226
1.000% 02/06/35 ..... 911 824,325
Prologis International Funding
II SA
3.700% 10/07/34, MTN 3,250 3,703,523
Public Storage Operating Co.
0.875% 01/24/32 ..... 451 445,164
Realty Income Corp.
5.125% 07/06/34 ..... 4,934 6,215,352
6.000% 12/05/39 ..... 325 427,433
5.250% 09/04/41 ..... 865 1,037,544
Sanofi SA
EUR003M+0.30%, FRN,
2.255%, 03/11/27(*) ... 3,000 3,437,308
0.875% 03/21/29, MTN 300 323,336
2.750% 03/11/31, MTN 1,000 1,138,182
Shell International Finance BV
0.500% 11/08/31, MTN 1,225 1,202,439

83
Dimensional Global ex US Core Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
1.875% 04/07/32, MTN 4,104 $ 4,338,314
1.250% 11/11/32, MTN 440 438,771
Timken Co. (The)
4.125% 05/23/34 ..... 4,815 5,548,276
Verizon Communications, Inc.
4.750% 02/17/34, MTN 485 618,143
4.750% 10/31/34 ..... 100 124,898
1.125% 09/19/35 ..... 350 316,337
3.750% 02/28/36, MTN 614 706,582
3.375% 10/27/36 ..... 3,483 3,764,500
2.875% 01/15/38 ..... 557 574,905
1.875% 11/03/38 ..... 200 170,779
Visa, Inc.
2.000% 06/15/29 ..... 1,145 1,282,650
3.125% 05/15/33 ..... 4,457 5,118,718
W.P. Carey, Inc.
4.250% 07/23/32 ..... 1,984 2,353,899
Walmart, Inc.
5.625% 03/27/34 ..... 1,183 1,652,250
5.250% 09/28/35 ..... 788 1,067,213
Wells Fargo & Co.
0.625% 08/14/30 ..... 767 779,542
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.625% 11/02/35 ..... 348 $ 436,167
Welltower OP LLC
4.500% 12/01/34 ..... 1,021 1,260,019
TOTAL UNITED STATES ... 154,206,496
TOTAL BONDS ........... 962,357,821
U.S. TREASURY OBLIGATIONS
— (0.5%)
U.S. Treasury Bonds
1.125%, 08/15/40 .......... 1,700 1,039,656
U.S. Treasury Notes
USBMMY3M + 0.15%, FRN,
4.359% 04/30/26(*) ........ 392 392,303
USBMMY3M + 0.18%, FRN,
4.391% 07/31/26(*) ........ 1,300 1,301,377
USBMMY3M + 0.21%, FRN,
4.414% 10/31/26(*) ........ 1,800 1,801,965
TOTAL U.S. TREASURY
OBLIGATIONS ............ 4,535,301
TOTAL INVESTMENT
SECURITIES — ( 100.0% )
(Cost $952,843,770) ....... 967,195,948
TOTAL INVESTMENTS
— (100.0%)
(Cost $952,843,770) ....... $ 967,195,948
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $45,919,340 which represented 4.6% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of July 31, 2025.
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
EUR Euro
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SONIO Sterling Overnight Index
SONCINDX Sterling Overnight Compounded Index
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars

84
Dimensional Global ex US Core Fixed Income ETF
continued
As of July 31, 2025, Dimensional Global ex US Core Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 43,472,609 EUR 37,078,825 Citigroup 08/07/25 $ 1,025,480
USD 8,349,458 EUR 7,090,329 BNY Capital Markets 08/08/25 232,027
USD 5,056,571 EUR 4,400,000 Citigroup 08/08/25 19,189
USD 5,138,495 EUR 4,471,167 Citigroup 08/08/25 19,637
USD 6,173,810 EUR 5,345,196 Citigroup 08/11/25 53,048
USD 6,713,594 EUR 5,718,980 Citigroup 08/11/25 164,813
USD 2,803,060 EUR 2,439,847 RBC Dominion Securities 08/11/25 9,202
USD 3,524,785 EUR 3,046,476 State Street Bank and Trust 08/11/25 36,278
EUR 3,874,379 USD 4,353,465 State Street Bank and Trust 08/13/25 83,681
USD 1,701,509 CAD 2,318,840 Citigroup 08/14/25 23,414
USD 7,969,097 CAD 10,909,062 Citigroup 08/15/25 74,027
USD 21,002,795 CAD 28,538,346 RBC Dominion Securities 08/15/25 349,117
USD 178,321 NZD 294,055 Citigroup 08/18/25 4,637
USD 163,671 NZD 269,067 Citigroup 08/18/25 4,746
USD 12,227 NZD 20,442 Citigroup 08/18/25 153
USD 62,036 NZD 104,759 Citigroup 08/18/25 160
USD 125,040 NZD 208,674 Citigroup 08/18/25 1,786
USD 1,522,158 AUD 2,346,880 Citigroup 08/25/25 10,515
USD 114,353 AUD 177,533 Citigroup 08/25/25 3
USD 602,238 AUD 933,132 State Street Bank and Trust 08/25/25 1,201
USD 26,865,666 CAD 36,777,781 RBC Dominion Securities 08/26/25 233,688
USD 1,302,049 NZD 2,177,155 State Street Bank and Trust 08/26/25 15,735
USD 25,211,724 JPY 3,581,411,118 BNY Capital Markets 08/29/25 1,345,709
USD 63,066,240 EUR 53,208,409 Citigroup 08/29/25 2,062,077
USD 6,571,297 NZD 10,816,873 State Street Bank and Trust 08/29/25 179,736
USD 1,291,682 GBP 951,867 Citigroup 09/04/25 31,636
USD 24,658,460 JPY 3,523,050,811 State Street Bank and Trust 09/04/25 1,165,073
USD 46,730,117 EUR 39,467,144 State Street Bank and Trust 09/04/25 1,461,768
USD 24,157,658 CAD 32,909,801 State Street Bank and Trust 09/04/25 315,538
USD 21,002,873 GBP 15,528,379 State Street Bank and Trust 09/04/25 446,982
USD 543,091 NZD 903,737 Citigroup 09/05/25 8,945
USD 25,571,138 JPY 3,654,804,575 RBC Dominion Securities 09/05/25 1,196,245
USD 24,205,816 CAD 32,769,592 RBC Dominion Securities 09/05/25 464,155
USD 45,971,509 EUR 38,898,942 State Street Bank and Trust 09/05/25 1,351,736
USD 13,261,359 EUR 11,531,666 State Street Bank and Trust 09/05/25 33,742
USD 2,117,547 GBP 1,563,567 Citigroup 09/08/25 47,671
USD 3,715,775 GBP 2,765,745 Citigroup 09/08/25 54,436
USD 1,994,926 GBP 1,484,497 Citigroup 09/08/25 29,725
USD 2,309,217 CAD 3,148,796 Citigroup 09/08/25 27,583
USD 5,272,393 CAD 7,144,216 Citigroup 09/08/25 95,656
USD 2,147,791 CAD 2,938,671 Citigroup 09/08/25 18,414
USD 8,822,223 CAD 12,068,872 RBC Dominion Securities 09/08/25 77,055
USD 2,717,039 CAD 3,702,572 RBC Dominion Securities 09/08/25 34,136
USD 3,845,677 GBP 2,831,013 State Street Bank and Trust 09/08/25 97,935
USD 6,684,490 EUR 5,750,000 BNY Capital Markets 09/09/25 86,983
USD 2,972,350 EUR 2,527,213 Citigroup 09/09/25 72,645
USD 6,747,157 EUR 5,803,632 RBC Dominion Securities 09/09/25 88,113
USD 7,129,219 EUR 6,141,484 RBC Dominion Securities 09/09/25 82,527
USD 27,201,499 EUR 23,692,391 State Street Bank and Trust 09/09/25 17,029
USD 165,728 NZD 274,119 Citigroup 09/11/25 3,675
USD 50,610 NZD 83,553 Citigroup 09/11/25 1,216
USD 727,207 JPY 103,804,060 Citigroup 09/11/25 34,414
USD 122,682 NZD 201,823 Citigroup 09/11/25 3,369

85
Dimensional Global ex US Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 81,585 NZD 134,394 Citigroup 09/11/25 $ 2,134
USD 119,458 NZD 197,424 RBC Dominion Securities 09/11/25 2,746
USD 23,734,908 JPY 3,411,227,079 RBC Dominion Securities 09/11/25 968,208
USD 1,782,958 JPY 254,644,125 RBC Dominion Securities 09/11/25 83,451
USD 21,508,479 GBP 15,818,707 Citigroup 09/12/25 566,562
USD 22,119,475 GBP 16,296,312 Citigroup 09/18/25 543,957
USD 135,021 NZD 227,578 Citigroup 09/19/25 441
USD 403,675 NZD 662,470 Citigroup 09/19/25 11,916
USD 25,479,510 JPY 3,762,514,372 State Street Bank and Trust 09/19/25 344,341
USD 63,686,710 EUR 54,226,778 Citigroup 09/22/25 1,410,320
USD 1,403,486 AUD 2,154,822 Citigroup 09/22/25 14,767
USD 715,158 GBP 521,146 Citigroup 09/25/25 25,138
USD 1,785,696 GBP 1,299,088 Citigroup 09/25/25 65,645
USD 21,793,971 GBP 16,005,959 State Street Bank and Trust 09/25/25 601,361
USD 24,500,956 JPY 3,598,899,565 State Street Bank and Trust 09/26/25 438,749
USD 597,051 GBP 449,452 Citigroup 10/07/25 1,888
USD 12,231,875 GBP 8,985,566 Citigroup 10/07/25 333,216
USD 6,271,309 GBP 4,680,123 State Street Bank and Trust 10/07/25 73,904
USD 17,019,018 AUD 25,862,442 RBC Dominion Securities 10/14/25 344,152
USD 17,179,107 AUD 26,545,874 RBC Dominion Securities 10/17/25 62,615
USD 16,557,807 AUD 25,360,787 State Street Bank and Trust 10/21/25 204,195
USD 98,775 NZD 163,941 Citigroup 10/23/25 1,707
USD 505,902 NZD 834,745 Citigroup 10/23/25 11,654
USD 15,048,704 AUD 22,723,716 State Street Bank and Trust 10/24/25 394,736
USD 3,625,407 AUD 5,539,347 State Street Bank and Trust 10/24/25 53,218
Total Appreciation $19,859,482
USD 18,551,846 EUR 16,397,471 Citigroup 08/08/25 $ (220,956)
USD 8,378,326 EUR 7,347,777 Citigroup 08/08/25 (33,847)
USD 14,580,502 AUD 22,691,110 State Street Bank and Trust 08/08/25 (30,256)
USD 996,778 AUD 1,549,282 State Street Bank and Trust 08/08/25 (801)
USD 3,108,337 EUR 2,726,449 BNY Capital Markets 08/11/25 (13,708)
USD 6,148,806 EUR 5,425,902 BNY Capital Markets 08/11/25 (64,372)
USD 47,445 EUR 42,017 Citigroup 08/11/25 (668)
USD 1,799,279 EUR 1,575,408 RBC Dominion Securities 08/11/25 (4,715)
USD 1,104,352 EUR 967,777 State Street Bank and Trust 08/11/25 (3,845)
USD 4,862,148 EUR 4,288,445 State Street Bank and Trust 08/11/25 (48,532)
USD 5,668,495 EUR 5,000,000 State Street Bank and Trust 08/11/25 (56,985)
USD 5,197,619 EUR 4,626,302 State Street Bank and Trust 08/11/25 (99,940)
EUR 729,511 USD 861,499 BNY Capital Markets 08/13/25 (26,024)
EUR 3,064,338 USD 3,580,020 BNY Capital Markets 08/13/25 (70,577)
USD 69,357,120 EUR 62,070,225 Citigroup 08/13/25 (1,729,014)
EUR 1,703,478 USD 1,997,543 RBC Dominion Securities 08/13/25 (46,629)
EUR 1,863,888 USD 2,160,554 RBC Dominion Securities 08/13/25 (25,930)
USD 2,207,212 EUR 1,961,654 RBC Dominion Securities 08/13/25 (39,378)
EUR 1,266,096 USD 1,473,703 State Street Bank and Trust 08/13/25 (23,702)
USD 20,777,007 CAD 28,813,545 Citigroup 08/14/25 (74,749)
CAD 2,620,948 USD 1,917,986 Citigroup 08/15/25 (21,162)
USD 16,158 NZD 27,464 Citigroup 08/18/25 (64)
EUR 1,618,871 USD 1,908,820 RBC Dominion Securities 08/29/25 (52,763)
EUR 1,460,890 USD 1,689,185 State Street Bank and Trust 08/29/25 (14,255)
EUR 617,355 USD 719,333 State Street Bank and Trust 08/29/25 (11,527)
GBP 1,042,569 USD 1,394,851 Citigroup 09/04/25 (14,737)
GBP 679,304 USD 916,576 Citigroup 09/04/25 (17,339)
GBP 1,009,846 USD 1,378,960 Citigroup 09/04/25 (42,163)
GBP 1,100,125 USD 1,497,791 RBC Dominion Securities 09/18/25 (41,280)

86
Dimensional Global ex US Core Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 7,350,552 AUD 11,475,757 State Street Bank and Trust 09/22/25 $ (45,233)
GBP 2,561,072 USD 3,519,448 Citigroup 09/25/25 (128,473)
Total (Depreciation) $(3,003,624)
Total Appreciation (Depreciation) $16,855,858
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligation ....................... $ — $ 302,826 $ — $ 302,826
Bonds
Australia ............................. — 97,132,363 — 97,132,363
Austria .............................. — 3,236,088 — 3,236,088
Belgium ............................. — 23,570,675 — 23,570,675
Canada ............................. — 169,162,939 — 169,162,939
Denmark ............................ — 12,946,537 — 12,946,537
Finland .............................. — 14,807,505 — 14,807,505
France .............................. — 69,878,940 — 69,878,940
Germany ............................ — 61,400,004 — 61,400,004
Hong Kong ........................... — 103,381 — 103,381
Ireland .............................. — 1,345,342 — 1,345,342
Italy ................................ — 26,430,279 — 26,430,279
Japan ............................... — 160,940,677 — 160,940,677
Luxembourg .......................... — 8,674,344 — 8,674,344
Netherlands .......................... — 29,497,350 — 29,497,350
New Zealand ......................... — 10,311,476 — 10,311,476
Norway .............................. — 3,824,060 — 3,824,060
Spain ............................... — 28,205,049 — 28,205,049
Supranational ......................... — 21,180,621 — 21,180,621
Sweden ............................. — 11,200,758 — 11,200,758
Switzerland ........................... — 1,423,016 — 1,423,016
United Kingdom ....................... — 52,879,921 — 52,879,921
United States ......................... — 154,206,496 — 154,206,496
U.S. Treasury Obligations ................. — 4,535,301 — 4,535,301
Total Investments ........................ $— $967,195,948 $— $967,195,948
Financial Instruments
Assets
Forward Currency Contracts** .............. — 19,859,482 — 19,859,482
Liabilities
Forward Currency Contracts** .............. — (3,003,624) — (3,003,624)
Total Other Financial Instruments ........... $– $16,855,858 $– $16,855,858
**
Valued at the unrealized appreciation (depreciation) on the investment.

87
Dimensional Global Credit ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Face
Amount ^
Value
(000)
BONDS — (96.2%)
AUSTRALIA — (7.5%)
APA Infrastructure, Ltd.
0.750% 03/15/29, MTN EUR 300 $ 319,198
1.250% 03/15/33, MTN EUR 1,300 1,252,247
ASB Bank, Ltd.
0.250% 09/08/28, MTN EUR 100 106,449
Australia & New Zealand
Banking Group, Ltd.
SOFR+0.56%, FRN,
4.917%, 03/18/26(*) ... 1,500 1,502,382
EUR003M+0.40%, FRN,
2.475%, 05/21/27(*) ... EUR 5,050 5,791,776
SOFR+0.68%, FRN,
5.030%, 07/16/27(*) ... 200 201,022
Ω SOFR+0.65%, FRN,
5.010%, 09/30/27(*) ... 3,250 3,262,564
BBSW3M+0.96%, FRN,
4.622%, 02/05/29(*) ... AUD 540 350,321
BBSW3M+0.86%, FRN,
4.559%, 06/18/29(*),
MTN ............... AUD 2,300 1,487,412
Bank of New Zealand
3.661% 07/17/29, MTN EUR 100 117,665
BHP Billiton Finance USA, Ltd.
5.000% 09/30/43 ..... 105 99,226
BHP Billiton Finance, Ltd.
3.125% 04/29/33, MTN EUR 1,500 1,709,271
Commonwealth Bank of Australia
Ω SOFR+0.75%, FRN,
5.104%, 03/13/26(*) ... 1,150 1,153,568
Ω SOFR+0.46%, FRN,
4.808%, 11/27/26(*) ... 1,400 1,402,831
BBSW3M+0.95%, FRN,
4.758%, 08/17/28(*),
MTN ............... AUD 2,100 1,363,656
4.900% 08/17/28, MTN AUD 1,000 659,224
Glencore Capital Finance DAC
4.154% 04/29/31, MTN EUR 800 952,614
Glencore Funding LLC
Ω SOFRINDX+1.06%, FRN,
5.415%, 04/04/27(*) ... 100 100,464
Ω 6.500% 10/06/33 ..... 404 437,622
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
5.277%, 07/02/27(*) ... 1,150 1,160,017
Macquarie Group, Ltd.
0.943% 01/19/29 ..... EUR 300 321,798
4.747% 01/23/30, MTN EUR 100 122,607
National Australia Bank, Ltd.
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
BBSW3M+0.78%, FRN,
4.580%, 05/12/26(*),
MTN ............... AUD 1,100 $ 710,606
BBSW3M+1.00%, FRN,
4.800%, 05/12/28(*),
MTN ............... AUD 2,200 1,429,229
1.375% 08/30/28, MTN EUR 100 110,444
BBSW3M+0.82%, FRN,
4.614%, 11/14/29(*),
MTN ............... AUD 2,800 1,806,977
New South Wales Treasury
Corp.
3.000% 04/20/29 ..... AUD 300 188,335
1.750% 03/20/34 ..... AUD 4,700 2,392,668
4.750% 02/20/35 ..... AUD 4,800 3,077,864
2.250% 05/07/41 ..... AUD 100 43,180
Optus Finance Pty, Ltd.
2.500% 07/01/30, MTN AUD 600 347,172
Queensland Treasury Corp.
BBSW3M+0.30%, FRN,
3.994%, 09/19/28(*) ... AUD 100 64,450
Ω 5.000% 07/21/37 ..... AUD 100 63,257
Rio Tinto Finance USA, Ltd.
5.200% 11/02/40 ..... 1,600 1,564,608
South Australian Government
Financing Authority
3.000% 05/24/28 ..... AUD 210 133,060
1.750% 05/24/34 ..... AUD 153 77,345
4.750% 05/24/38 ..... AUD 470 289,321
Treasury Corp. of Victoria
5.500% 11/17/26 ..... AUD 200 132,105
1.500% 11/20/30 ..... AUD 250 141,154
2.250% 09/15/33 ..... AUD 900 484,826
2.250% 11/20/34 ..... AUD 3,700 1,914,154
2.000% 09/17/35 ..... AUD 4,270 2,092,442
2.000% 11/20/37 ..... AUD 4,040 1,828,842
5.250% 09/15/38, MTN AUD 200 127,800
5.500% 09/15/39 ..... AUD 100 64,742
Westpac Banking Corp.
SOFR+0.42%, FRN,
4.782%, 04/16/26(*) ... 2,300 2,302,152
SOFR+0.52%, FRN,
4.871%, 06/03/26(*) ... 1,061 1,062,761
BBSW3M+0.98%, FRN,
4.777%, 02/16/28(*),
MTN ............... AUD 1,100 714,076
5.000% 01/15/29, MTN AUD 1,500 992,621
SOFR+0.81%, FRN,
5.164%, 04/16/29(*) ... 100 100,882
BBSW3M+0.88%, FRN,
4.674%, 05/14/29(*) ... AUD 1,000 647,409

88
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
Woodside Finance, Ltd.
5.100% 09/12/34 ..... 250 $ 242,555
TOTAL AUSTRALIA ........ 49,020,971
AUSTRIA — (0.0%)
OMV AG
3.250% 09/04/31, MTN EUR 34 39,674
1.000% 07/03/34, MTN EUR 120 113,795
3.750% 09/04/36, MTN EUR 100 116,122
TOTAL AUSTRIA .......... 269,591
BELGIUM — (0.6%)
Anheuser-Busch InBev SA/NV
2.750% 03/17/36, MTN EUR 100 106,789
3.750% 03/22/37, MTN EUR 500 574,983
Anheuser-Busch InBev
Worldwide, Inc.
4.375% 04/15/38 ..... 169 156,794
5.450% 01/23/39 ..... 1,165 1,179,707
4.950% 01/15/42 ..... 280 262,422
Euroclear Investments SA
1.125% 12/07/26 ..... EUR 200 225,144
Kingdom of Belgium Government
Bond
Ω 0.800% 06/22/27 ..... EUR 647 723,922
Ministeries Van de Vlaamse
Gemeenschap
3.250% 06/22/37, MTN EUR 900 999,222
TOTAL BELGIUM ......... 4,228,983
CANADA — (6.5%)
Alimentation Couche-Tard, Inc.
4.011% 02/12/36 ..... EUR 1,400 1,614,070
American National Group, Inc.
Ω 6.144% 06/13/32 ..... 250 256,032
6.000% 07/15/35 ..... 2,000 2,011,928
Bank of Montreal
SOFRINDX+0.62%, FRN,
4.974%, 09/15/26(*),
MTN ............... 2 2,005
SOFRINDX+1.16%, FRN,
5.513%, 12/11/26(*) ... 200 201,887
EUR003M+0.47%, FRN,
2.471%, 04/12/27(*) ... EUR 800 916,895
SOFRINDX+0.76%, FRN,
5.111%, 06/04/27(*) ... 300 301,653
5.717% 09/25/28 ..... 400 415,309
BBSW3M+1.27%, FRN,
4.880%, 06/27/29(*) ... AUD 2,500 1,613,855
5.511% 06/04/31 ..... 100 104,065
Bank of Nova Scotia (The)
SOFR+0.61%, FRN,
4.964%, 09/15/26(*) ... 158 158,228
SOFRINDX+0.78%, FRN,
5.134%, 06/04/27(*) ... 300 301,272
Face
Amount^
Value
(000)
CANADA — (Continued)
EUR003M+0.53%, FRN,
2.489%, 06/10/27(*),
MTN ............... EUR 1,000 $ 1,147,111
SOFRINDX+1.08%, FRN,
5.434%, 08/01/29(*) ... 500 502,353
4.850% 02/01/30 ..... 400 405,720
Brookfield Finance, Inc.
2.724% 04/15/31 ..... 100 90,128
6.350% 01/05/34 ..... 420 452,202
5.675% 01/15/35 ..... 300 308,042
Canadian Imperial Bank of
Commerce
SOFR+1.22%, FRN,
5.577%, 10/02/26(*) ... 353 356,246
EUR003M+0.70%, FRN,
2.671%, 01/29/27(*) ... EUR 1,000 1,150,324
SOFR+0.94%, FRN,
5.300%, 06/28/27(*) ... 350 352,645
3.807% 07/09/29, MTN EUR 250 295,657
3.600% 04/07/32 ..... 100 92,948
6.092% 10/03/33 ..... 70 75,080
Canadian National Railway Co.
4.400% 05/10/33 ..... CAD 3,000 2,220,462
Canadian Natural Resources,
Ltd.
Ω 5.400% 12/15/34 ..... 200 199,003
5.850% 02/01/35 ..... 265 269,351
6.500% 02/15/37 ..... 1,018 1,073,716
6.250% 03/15/38 ..... 1,982 2,046,926
6.750% 02/01/39 ..... 200 212,255
Cdp Financial, Inc.
Ω 5.600% 11/25/39 ..... 600 627,882
Cenovus Energy, Inc.
5.250% 06/15/37 ..... 555 521,685
6.750% 11/15/39 ..... 494 527,977
Columbia Pipelines Holding Co.
LLC
Ω 5.681% 01/15/34 ..... 871 883,377
Enbridge Energy Partners, LP
7.500% 04/15/38 ..... 150 174,838
5.500% 09/15/40 ..... 636 615,375
Fairfax Financial Holdings, Ltd.
6.000% 12/07/33 ..... 800 832,562
Federation des Caisses
Desjardins du Quebec
EUR003M+0.55%, FRN,
2.592%, 01/17/26(*),
MTN ............... EUR 1,500 1,719,543
Kinross Gold Corp.
6.250% 07/15/33 ..... 1,232 1,315,960
Liberty Utilities Co.
Ω 5.869% 01/31/34 ..... 200 202,758
Magna International, Inc.
4.950% 01/31/31 ..... CAD 2,000 1,496,235
4.375% 03/17/32 ..... EUR 450 542,102

89
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
Province of British Columbia
Canada
3.200% 06/18/32 ..... CAD 2,600 $ 1,839,417
Province of Manitoba Canada
4.850% 08/28/34, MTN AUD 100 63,811
Province of Ontario Canada
4.150% 06/02/34 ..... CAD 3,400 2,508,408
Rogers Communications, Inc.
7.500% 08/15/38 ..... 224 256,985
4.500% 03/15/42 ..... 350 299,863
5.450% 10/01/43 ..... 257 241,329
Royal Bank of Canada
SOFRINDX+1.08%, FRN,
5.433%, 07/20/26(*) ... 100 100,745
SOFRINDX+0.95%, FRN,
5.303%, 01/19/27(*) ... 100 100,704
5.228% 06/24/30 ..... CAD 2,000 1,550,165
4.375% 10/02/30, MTN EUR 300 366,206
Spectra Energy Partners, LP
5.950% 09/25/43 ..... 50 49,323
Suncor Energy, Inc.
7.150% 02/01/32 ..... 255 282,457
5.950% 05/15/35 ..... 112 113,504
6.800% 05/15/38 ..... 305 327,743
6.850% 06/01/39 ..... 793 856,884
TELUS Corp.
4.850% 04/05/44 ..... CAD 1,500 1,035,619
Toronto-Dominion Bank (The)
SOFR+1.08%, FRN,
5.434%, 07/17/26(*) ... 271 272,861
SOFR+0.73%, FRN,
5.085%, 04/05/27(*) ... 900 904,686
SOFR+0.91%, FRN,
5.263%, 06/02/28(*) ... 101 101,352
3.631% 12/13/29, MTN EUR 100 117,801
SOFR+1.03%, FRN,
5.390%, 12/17/29(*) ... 259 259,713
1.952% 04/08/30, MTN EUR 200 218,486
2.450% 01/12/32 ..... 120 104,864
4.456% 06/08/32 ..... 145 142,212
3.129% 08/03/32, MTN EUR 100 113,249
TransCanada PipeLines, Ltd.
5.600% 03/31/34 ..... 150 151,707
6.200% 10/15/37 ..... 570 595,388
7.625% 01/15/39 ..... 251 292,276
6.100% 06/01/40 ..... 512 521,646
Tucson Electric Power Co.
5.200% 09/15/34 ..... 100 100,340
TOTAL CANADA .......... 42,497,406
DENMARK — (1.2%)
DSV Finance BV
3.250% 11/06/30, MTN EUR 100 115,795
3.375% 11/06/32, MTN EUR 1,563 1,801,394
3.375% 11/06/34, MTN EUR 1,400 1,589,810
Face
Amount^
Value
(000)
DENMARK — (Continued)
Novo Nordisk Finance
Netherlands BV
3.125% 05/27/33, MTN EUR 350 $ 398,363
3.375% 05/21/34, MTN EUR 3,450 3,962,757
Nykredit Realkredit A/S
3.375% 01/10/30, MTN EUR 100 115,930
TOTAL DENMARK ........ 7,984,049
FINLAND — (0.5%)
Neste OYJ
3.750% 03/20/30, MTN EUR 100 117,173
3.875% 05/21/31, MTN EUR 100 117,886
Nordea Bank Abp
3.625% 03/15/34, MTN EUR 2,564 2,995,652
Stora Enso OYJ
4.250% 09/01/29, MTN EUR 100 119,238
TOTAL FINLAND .......... 3,349,949
FRANCE — (7.5%)
Aeroports de Paris SA
3.500% 03/20/33, MTN EUR 900 1,039,761
Agence Francaise de
Developpement EPIC
3.500% 02/25/33 ..... EUR 2,600 3,033,629
3.000% 01/17/34 ..... EUR 1,700 1,900,697
Agence Francaise Develop
3.625% 01/20/35 ..... EUR 4,500 5,223,719
Banque Federative du Credit
Mutuel SA
2.625% 11/06/29, MTN EUR 100 112,837
0.750% 01/17/30 ..... EUR 300 311,601
4.375% 05/02/30, MTN EUR 1,200 1,447,207
1.250% 06/03/30 ..... EUR 100 105,092
0.625% 02/21/31, MTN EUR 100 99,414
4.750% 11/10/31, MTN EUR 900 1,110,128
1.125% 01/19/32, MTN EUR 100 99,603
3.625% 09/14/32, MTN EUR 100 116,648
3.750% 02/01/33, MTN EUR 300 352,262
4.125% 06/14/33, MTN EUR 300 361,293
3.750% 02/03/34, MTN EUR 1,200 1,397,455
3.500% 05/07/35, MTN EUR 200 226,812
BNP Paribas SA
2.100% 04/07/32, MTN EUR 2,000 2,118,978
0.625% 12/03/32, MTN EUR 300 283,715
4.095% 02/13/34, MTN EUR 800 950,898
Bouygues SA
3.250% 06/30/37 ..... EUR 1,000 1,093,767
BPCE SA
0.250% 01/14/31 ..... EUR 100 99,067
4.000% 11/29/32, MTN EUR 100 120,203
4.500% 01/13/33, MTN EUR 700 849,872
Caisse D Amortissement de La
Dette Socia
2.750% 11/25/32, MTN EUR 800 898,443
Cofiroute SA
3.125% 03/06/33, MTN EUR 2,000 2,264,445

90
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
Credit Agricole SA
1.125% 07/12/32, MTN EUR 300 $ 296,383
4.000% 01/18/33, MTN EUR 900 1,079,903
4.375% 11/27/33, MTN EUR 2,400 2,909,676
3.500% 09/26/34 ..... EUR 700 797,432
3.875% 11/28/34, MTN EUR 400 472,969
4.125% 02/26/36, MTN EUR 300 354,154
Engie SA
4.250% 09/06/34, MTN EUR 100 119,919
3.875% 03/06/36, MTN EUR 800 926,882
French Republic Government
Bond OAT
Ω 1.000% 05/25/27 ..... EUR 1,918 2,155,018
ICADE
1.000% 01/19/30 ..... EUR 100 103,966
LVMH Moet Hennessy Louis
Vuitton SE
3.000% 03/07/32, MTN EUR 300 342,283
3.125% 11/07/32, MTN EUR 1,100 1,262,563
3.500% 09/07/33, MTN EUR 1,800 2,098,956
RCI Banque SA
3.375% 07/26/29, MTN EUR 83 95,969
3.875% 09/30/30, MTN EUR 412 481,620
4.125% 04/04/31 ..... EUR 200 235,394
Societe Des Grands Projets
EPIC
1.125% 05/25/34, MTN EUR 100 95,514
Societe Generale SA
0.250% 07/08/27, MTN EUR 100 110,053
Tikehau Capital SCA
6.625% 03/14/30 ..... EUR 400 513,177
Totalenergies Capital
International SA
3.499% 03/03/37, MTN EUR 500 556,021
TotalEnergies Capital
International SA
2.986% 06/29/41 ..... 250 184,423
UNEDIC ASSEO
1.250% 05/25/33, MTN EUR 2,500 2,498,552
3.375% 11/25/33, MTN EUR 2,100 2,432,966
Unibail-Rodamco-Westfield SE
4.125% 12/11/30, MTN EUR 100 120,350
1.875% 01/15/31, MTN EUR 100 106,468
3.875% 09/11/34, MTN EUR 1,200 1,382,908
Vinci SA
EUR003M+0.25%, FRN,
2.374%, 05/13/26(*) ... EUR 1,100 1,259,256
Wendel SE
4.500% 06/19/30 ..... EUR 400 481,433
TOTAL FRANCE .......... 49,091,754
GERMANY — (4.9%)
BASF SE
4.500% 03/08/35, MTN EUR 2,000 2,456,712
Bayer AG
Face
Amount^
Value
(000)
GERMANY — (Continued)
4.625% 05/26/33, MTN EUR 100 $ 122,399
Bayer US Finance II LLC
Ω 4.200% 07/15/34 ..... 438 396,096
Ω 5.500% 07/30/35 ..... 150 148,489
Ω 4.625% 06/25/38 ..... 1,450 1,283,982
Ω 4.650% 11/15/43 ..... 800 630,136
Ω 4.400% 07/15/44 ..... 500 390,221
Bayer US Finance LLC
Ω 6.500% 11/21/33 ..... 1,388 1,482,589
BMW Finance NV
3.625% 05/22/35, MTN EUR 334 383,472
BMW International Investment
BV
3.500% 11/17/32, MTN EUR 527 608,313
3.500% 01/22/33, MTN EUR 1,250 1,442,471
3.375% 08/27/34, MTN EUR 205 230,905
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
5.142%, 08/13/26(*) ... 500 501,271
Ω SOFRINDX+0.92%, FRN,
5.277%, 03/21/28(*) ... 378 379,047
Ω 4.850% 08/13/31 ..... 100 100,536
3.375% 02/02/34, MTN EUR 824 930,520
Ω
# 5.400% 03/21/35 ..... 150 152,337
Deutsche Bahn Finance GMBH
1.375% 03/03/34, MTN EUR 559 552,509
Deutsche Boerse AG
3.875% 09/28/33 ..... EUR 2,200 2,640,197
Deutsche Lufthansa AG
4.000% 05/21/30, MTN EUR 89 107,281
Deutsche Post AG
4.000% 03/24/40, MTN EUR 270 314,812
E.ON International Finance BV
Ω
# 6.650% 04/30/38 ..... 100 109,573
E.ON SE
3.750% 03/01/29, MTN EUR 25 29,723
4.000% 08/29/33, MTN EUR 700 840,247
3.750% 01/15/36 ..... EUR 500 582,001
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375% 02/16/31 ..... 500 430,450
Heidelberg Materials AG
3.950% 07/19/34 ..... EUR 1,180 1,391,199
Mercedes-Benz Finance North
America LLC
Ω 3.100% 08/15/29 ..... 400 378,465
8.500% 01/18/31 ..... 100 118,512
Ω 5.000% 01/11/34 ..... 556 552,482
RWE Finance US LLC
Ω 5.875% 04/16/34 ..... 474 490,150
Siemens
Financieringsmaatschappij NV
EUR003M+0.23%, FRN,
2.231%, 12/18/25(*) ... EUR 3,000 3,435,508
3.000% 09/08/33, MTN EUR 3,000 3,433,571

91
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
3.375% 02/22/37 ..... EUR 300 $ 339,536
T-Mobile USA, Inc.
3.850% 05/08/36 ..... EUR 800 925,326
4.375% 04/15/40 ..... 488 431,132
3.000% 02/15/41 ..... 150 109,739
Volkswagen Bank GmbH
4.625% 05/03/31, MTN EUR 100 121,202
Volkswagen Financial Services
AG
0.375% 02/12/30, MTN EUR 200 202,879
3.875% 09/10/30 ..... EUR 122 143,126
3.875% 11/19/31 ..... EUR 400 466,375
Volkswagen Financial Services
NV
5.875% 05/23/29, MTN GBP 100 136,206
Volkswagen Group of America
Finance LLC
Ω SOFR+0.83%, FRN,
5.187%, 03/20/26(*) ... 500 500,436
Volkswagen International
Finance NV
4.375% 05/15/30, MTN EUR 200 240,886
1.250% 09/23/32, MTN EUR 100 97,215
Volkswagen Leasing GmbH
4.625% 03/25/29, MTN EUR 100 121,187
4.000% 04/11/31, MTN EUR 300 354,482
4.750% 09/25/31, MTN EUR 523 640,811
TOTAL GERMANY ........ 31,876,714
HONG KONG — (0.1%)
Prudential Funding Asia PLC
3.125% 04/14/30 ..... 400 377,615
TOTAL HONG KONG ...... 377,615
ITALY — (1.6%)
Enel Finance International NV
Ω 6.800% 09/15/37 ..... 260 287,519
Ω 6.000% 10/07/39 ..... 897 916,206
Eni SpA
4.250% 05/19/33, MTN EUR 1,200 1,442,257
3.875% 01/15/34, MTN EUR 1,000 1,167,229
Ω 5.700% 10/01/40 ..... 927 878,591
Intesa Sanpaolo SpA
3.625% 10/16/30, MTN EUR 800 943,944
5.125% 08/29/31, MTN EUR 250 316,926
5.625% 03/08/33, MTN EUR 350 456,872
6.625% 05/31/33, MTN GBP 100 142,477
Italgas SpA
4.125% 06/08/32, MTN EUR 100 119,411
Snam SpA
1.000% 09/12/34, MTN EUR 1,000 923,043
UniCredit SpA
4.000% 03/05/34, MTN EUR 2,460 2,907,446
Var Energi ASA
Face
Amount^
Value
(000)
ITALY — (Continued)
3.875% 03/12/31, MTN EUR 100 $ 116,298
TOTAL ITALY ............ 10,618,219
JAPAN — (4.9%)
7-Eleven, Inc.
Ω 2.500% 02/10/41 ..... 512 343,268
American Honda Finance Corp.
SOFR+0.92%, FRN,
5.273%, 01/12/26(*) ... 177 177,469
SOFR+0.55%, FRN,
4.890%, 05/11/26(*) ... 100 100,120
SOFR+0.55%, FRN,
4.895%, 05/21/26(*) ... 63 63,076
SOFRINDX+0.72%, FRN,
5.075%, 10/05/26(*) ... 150 150,282
SOFR+0.77%, FRN,
5.123%, 03/12/27(*) ... 100 100,131
SOFR+0.71%, FRN,
5.063%, 07/09/27(*) ... 750 749,165
SOFR+0.72%, FRN,
5.074%, 10/22/27(*) ... 100 99,837
3.650% 04/23/31, MTN EUR 200 234,065
3.950% 03/19/32, MTN EUR 1,500 1,774,319
4.900% 01/10/34 ..... 300 296,355
5.200% 03/05/35 ..... 250 249,520
Japan Government Ten Year
Bond
0.100% 09/20/28 ..... JPY 292,500 1,895,366
Japan Government Thirty Year
Bond
2.300% 06/20/35 ..... JPY 586,400 4,161,007
JT International Financial
Services BV
3.625% 04/11/34, MTN EUR 2,986 3,379,844
Mizuho Financial Group, Inc.
4.608% 08/28/30, MTN EUR 100 122,782
2.096% 04/08/32, MTN EUR 1,600 1,702,426
4.029% 09/05/32, MTN EUR 800 953,004
4.416% 05/20/33, MTN EUR 850 1,036,793
3.980% 05/21/34, MTN EUR 1,825 2,158,514
3.767% 08/27/34, MTN EUR 200 232,728
NTT Finance Corp.
0.342% 03/03/30 ..... EUR 100 101,914
Ω 5.502% 07/16/35 ..... 2,000 2,030,996
ORIX Corp.
3.780% 05/29/29, MTN EUR 100 117,452
3.447% 10/22/31, MTN EUR 4,806 5,481,852
Protective Life Corp.
8.450% 10/15/39 ..... 130 158,438
Sumitomo Mitsui Financial
Group, Inc.
SOFR+0.88%, FRN,
5.233%, 01/14/27(*) ... 1,508 1,516,604
0.632% 10/23/29, MTN EUR 200 209,084
3.318% 10/07/31, MTN EUR 250 288,875

92
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
5.007%, 03/19/27(*) ... 27 $ 27,051
Toyota Motor Finance
Netherlands BV
EUR003M+0.68%, FRN,
2.830%, 02/09/27(*) ... EUR 2,100 2,413,429
TOTAL JAPAN ............ 32,325,766
LUXEMBOURG — (0.9%)
ArcelorMittal SA
3.500% 12/13/31, MTN EUR 900 1,032,996
6.000% 06/17/34 ..... 655 686,132
JAB Holdings BV
5.000% 06/12/33 ..... EUR 1,400 1,717,858
4.375% 04/25/34 ..... EUR 600 703,266
2.250% 12/19/39 ..... EUR 500 442,226
JDE Peet's NV
4.125% 01/23/30, MTN EUR 100 119,260
SELP Finance Sarl
0.875% 05/27/29 ..... EUR 100 105,435
3.750% 01/16/32, MTN EUR 948 1,094,585
TOTAL LUXEMBOURG ..... 5,901,758
NETHERLANDS — (1.7%)
AKZO Nobel NV
4.000% 03/31/35, MTN EUR 1,500 1,720,384
Cooperatieve Rabobank UA
BBSW3M+0.75%, FRN,
4.460%, 05/26/28(*),
MTN ............... AUD 970 624,877
5.051% 02/26/29, MTN AUD 680 449,783
SOFRINDX+0.89%, FRN,
5.244%, 10/17/29(*) ... 3,010 3,023,708
4.000% 01/10/30, MTN EUR 300 359,585
3.822% 07/26/34, MTN EUR 300 353,581
Enexis Holding NV
0.625% 06/17/32, MTN EUR 260 251,793
3.250% 04/09/33, MTN EUR 350 402,890
3.625% 06/12/34, MTN EUR 350 409,251
ING Groep NV
4.050% 04/09/29 ..... 1,000 984,962
Koninklijke KPN NV
5.750% 09/17/29, MTN GBP 200 276,216
3.875% 02/16/36, MTN EUR 1,100 1,278,015
Koninklijke Philips NV
4.250% 09/08/31, MTN EUR 300 362,514
6.875% 03/11/38 ..... 465 512,470
5.000% 03/15/42 ..... 260 234,801
TOTAL NETHERLANDS .... 11,244,830
NORWAY — (0.6%)
Aker BP ASA
4.000% 05/29/32, MTN EUR 2,400 2,794,417
Ω 6.000% 06/13/33 ..... 400 411,417
Ω 5.125% 10/01/34 ..... 676 649,039
Face
Amount^
Value
(000)
NORWAY — (Continued)
Equinor ASA
1.250% 02/17/27, MTN EUR 200 $ 225,100
TOTAL NORWAY ......... 4,079,973
SINGAPORE — (0.2%)
United Overseas Bank, Ltd.
FRN, 4.444%,
03/16/26(*) .......... AUD 1,800 1,161,384
TOTAL SINGAPORE ....... 1,161,384
SPAIN — (1.0%)
Abertis France SAS
1.625% 09/18/29, MTN EUR 200 216,292
4.250% 03/18/30, MTN EUR 100 120,090
Acciona Energia Financiacion
Filiales SA
5.125% 04/23/31, MTN EUR 100 124,463
Banco Bilbao Vizcaya Argentaria
SA
3.875% 01/15/34, MTN EUR 800 958,748
Banco Santander SA
1.000% 11/04/31, MTN EUR 100 100,104
3.750% 01/09/34, MTN EUR 200 236,545
CaixaBank SA
4.375% 11/29/33, MTN EUR 1,000 1,235,323
Criteria Caixa SA
3.250% 02/25/31, MTN EUR 100 114,195
Merlin Properties Socimi SA
1.875% 12/04/34 ..... EUR 100 98,120
New York State Electric & Gas
Corp.
Ω 5.850% 08/15/33 ..... 90 94,389
Santander UK PLC
3.346% 03/25/30, MTN EUR 100 116,239
Telefonica Emisiones SA
5.445% 10/08/29, MTN GBP 350 473,012
4.183% 11/21/33, MTN EUR 200 236,971
3.724% 01/23/34 ..... EUR 100 114,017
4.055% 01/24/36, MTN EUR 200 231,061
7.045% 06/20/36 ..... 1,490 1,650,765
4.665% 03/06/38 ..... 325 291,838
TOTAL SPAIN ............ 6,412,172
SUPRANATIONAL — (3.1%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.346%, 08/27/26(*) ... 50 50,455
SOFRINDX+1.00%, FRN,
5.359%, 04/06/27(*) ... 1,300 1,316,093
SOFRINDX+0.30%, FRN,
4.655%, 06/20/28(*) ... 239 238,743
SONIO+1.00%, FRN,
5.238%, 05/23/29(*),
MTN ............... GBP 700 949,972
Asian Infrastructure Investment
Bank (The)

93
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
Ω SOFRINDX+0.62%, FRN,
4.962%, 08/16/27(*) ... 84 $ 84,586
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.543%, 04/14/26(*) ... 304 303,915
SOFRINDX+0.33%, FRN,
4.673%, 02/20/28(*) ... 2,600 2,602,748
SOFRINDX+0.30%, FRN,
4.644%, 02/16/29(*) ... 1,136 1,134,867
European Investment Bank
SONIO+0.34%, FRN,
4.580%, 03/12/26(*) ... GBP 2,761 3,658,307
European Stability Mechanism
3.000% 08/23/33 ..... EUR 100 115,988
Inter-American Development
Bank
SOFRINDX+0.35%, FRN,
4.709%, 10/04/27(*) ... 450 450,856
SOFRINDX+0.27%, FRN,
4.625%, 03/20/28(*) ... 692 691,574
SOFRINDX+0.30%, FRN,
4.641%, 02/15/29(*) ... 300 299,361
SOFRINDX+0.37%, FRN,
4.727%, 08/01/29(*) ... 173 173,138
SOFRINDX+0.39%, FRN,
4.742%, 03/13/30(*) ... 244 243,901
International Bank For
Reconstruction
2.900% 01/19/33, MTN EUR 160 184,152
International Bank for
Reconstruction & Development
SOFRINDX+0.37%, FRN,
4.723%, 01/12/27(*) ... 64 64,108
SOFRINDX+0.27%, FRN,
4.623%, 06/15/27(*) ... 5,300 5,301,148
SOFRINDX+0.30%, FRN,
4.641%, 05/15/28(*) ... 508 508,063
SOFRINDX+0.29%, FRN,
4.634%, 11/22/28(*) ... 655 653,991
SOFRINDX+0.30%, FRN,
4.653%, 01/24/29(*) ... 738 736,136
International Finance Corp.
SOFRINDX+0.36%, FRN,
4.706%, 08/28/29(*) ... 274 273,846
TOTAL SUPRANATIONAL .. 20,035,948
SWEDEN — (1.0%)
Lansforsakringar Bank AB
3.250% 01/22/30, MTN EUR 100 115,620
Molnlycke Holding AB
4.250% 06/11/34, MTN EUR 100 118,145
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.388%, 05/03/27(*) ... EUR 1,927 2,211,656
Face
Amount^
Value
(000)
SWEDEN — (Continued)
Ω SOFR+0.75%, FRN,
5.101%, 06/02/28(*) ... 400 $ 402,445
3.125% 11/05/31, MTN EUR 250 285,535
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
5.604%, 06/15/26(*) ... 1,700 1,713,525
2.875% 02/17/32, MTN EUR 350 400,092
Volvo Treasury AB
EUR003M+0.50%, FRN,
2.444%, 01/09/26(*) ... EUR 1,200 1,375,199
TOTAL SWEDEN .......... 6,622,217
SWITZERLAND — (1.1%)
ABB Finance BV
3.375% 01/15/34, MTN EUR 500 578,553
Swiss Life Finance I AG
3.750% 03/24/35 ..... EUR 140 163,052
Tyco Electronics Group SA
3.250% 01/31/33 ..... EUR 2,600 2,964,699
UBS AG
EUR003M+0.35%, FRN,
2.351%, 04/12/26(*) ... EUR 2,000 2,291,287
UBS Group AG
0.625% 02/24/33 ..... EUR 1,000 935,026
TOTAL SWITZERLAND ..... 6,932,617
UNITED KINGDOM — (4.3%)
Ashtead Capital, Inc.
Ω 5.950% 10/15/33 ..... 1,306 1,355,222
Ω 5.800% 04/15/34 ..... 785 806,029
AstraZeneca PLC
6.450% 09/15/37 ..... 323 360,659
Barclays PLC
3.250% 01/17/33, MTN GBP 100 115,107
BAT Capital Corp.
7.750% 10/19/32 ..... 118 135,990
6.000% 02/20/34 ..... 285 300,157
4.390% 08/15/37 ..... 921 822,504
3.734% 09/25/40 ..... 223 175,363
7.079% 08/02/43 ..... 461 507,308
BAT International Finance PLC
2.250% 06/26/28, MTN GBP 300 372,680
British Telecommunications PLC
4.250% 01/06/33, MTN EUR 750 906,316
Cadent Finance PLC
0.625% 03/19/30, MTN EUR 100 102,796
Centrica PLC
4.375% 03/13/29, MTN GBP 300 394,227
CK Hutchison Group Telecom
Finance SA
1.500% 10/17/31 ..... EUR 610 629,374
Diageo Finance PLC
EUR003M+0.30%, FRN,
2.314%, 06/20/26(*) ... EUR 1,300 1,488,786
HSBC Holdings PLC
# 6.100% 01/14/42 ..... 1,100 1,167,176

94
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
Imperial Brands Finance PLC
3.875% 02/12/34, MTN EUR 1,270 $ 1,444,315
Ω 5.875% 07/01/34 ..... 1,738 1,775,733
Lloyds Bank Corporate Markets
PLC
4.125% 05/30/27, MTN EUR 119 140,484
Lseg Netherlands BV
0.750% 04/06/33 ..... EUR 1,000 940,648
LSEGA Financing PLC
Ω 3.200% 04/06/41 ..... 1,050 799,306
Motability Operations Group PLC
3.875% 01/24/34, MTN EUR 2,400 2,788,841
National Gas Transmission PLC
4.250% 04/05/30, MTN EUR 250 299,779
National Grid Electricity
Distribution West Midlands PLC
5.750% 04/16/32, MTN GBP 100 136,470
National Grid North America, Inc.
4.668% 09/12/33, MTN EUR 1,450 1,782,646
National Grid PLC
3.245% 03/30/34, MTN EUR 200 222,032
Nationwide Building Society
3.250% 09/05/29, MTN EUR 100 116,503
NatWest Markets PLC
5.899% 08/23/28, MTN AUD 1,500 1,007,446
3.125% 01/10/30, MTN EUR 100 115,499
Reckitt Benckiser Treasury
Services PLC
3.875% 09/14/33, MTN EUR 2,652 3,132,305
Reynolds American, Inc.
7.250% 06/15/37 ..... 488 547,008
7.000% 08/04/41 ..... 424 452,098
6.150% 09/15/43 ..... 388 390,956
Segro PLC
3.500% 09/24/32, MTN EUR 1,100 1,255,945
Southern Gas Networks PLC
3.500% 10/16/30, MTN EUR 100 115,802
Sse PLC
3.500% 03/18/32, MTN EUR 150 174,960
SSE PLC
6.250% 08/27/38, MTN GBP 750 1,026,402
WPP Finance 2013
4.000% 09/12/33, MTN EUR 114 130,486
TOTAL UNITED KINGDOM .. 28,435,358
UNITED STATES — (47.0%)
AbbVie, Inc.
4.400% 11/06/42 ..... 100 87,561
AES Corp. (The)
# 2.450% 01/15/31 ..... 162 143,203
5.800% 03/15/32 ..... 250 253,769
Aetna, Inc.
6.625% 06/15/36 ..... 150 161,350
6.750% 12/15/37 ..... 73 78,753
4.500% 05/15/42 ..... 50 41,199
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Affiliated Managers Group, Inc.
3.500% 08/01/25 ..... 400 $ 400,000
5.500% 08/20/34 ..... 665 670,077
Aflac, Inc.
6.900% 12/17/39 ..... 270 303,924
AGCO Corp.
5.800% 03/21/34 ..... 1,352 1,377,923
Air Products and Chemicals, Inc.
0.800% 05/05/32, MTN 270 265,425
4.000% 03/03/35 ..... 122 144,264
Alabama Power Co.
5.500% 03/15/41 ..... 105 102,996
5.200% 06/01/41 ..... 170 160,543
4.100% 01/15/42 ..... 262 217,077
Albemarle Corp.
# 5.050% 06/01/32 ..... 1,300 1,252,978
Allstate Corp. (The)
5.550% 05/09/35 ..... 150 154,887
4.500% 06/15/43 ..... 252 217,823
Ally Financial, Inc.
8.000% 11/01/31 ..... 2,267 2,561,091
8.000% 11/01/31 ..... 1,105 1,244,911
Alphabet, Inc.
3.000% 05/06/33 ..... 590 674,861
Altria Group, Inc.
3.125% 06/15/31 ..... 300 338,980
6.875% 11/01/33 ..... 220 244,715
5.800% 02/14/39 ..... 305 308,243
3.400% 02/04/41 ..... 1,193 885,917
4.250% 08/09/42 ..... 1,147 929,168
4.500% 05/02/43 ..... 557 462,294
American Express Co.
SOFR+0.76%, FRN,
5.102%, 02/13/26(*) ... 529 529,996
SOFRINDX+0.65%, FRN,
5.005%, 11/04/26(*) ... 250 250,623
8.150% 03/19/38 ..... 130 164,392
American Medical Systems
Europe BV
3.500% 03/08/32 ..... 100 116,421
3.250% 03/08/34 ..... 1,357 1,534,752
American Tower Corp.
4.625% 05/16/31 ..... 200 245,639
4.100% 05/16/34, MTN 600 710,083
Americold Realty Operating
Partnership, LP
5.600% 05/15/32 ..... 100 100,088
5.409% 09/12/34 ..... 100 97,243
Amgen, Inc.
5.600% 03/02/43 ..... 550 543,299
Aon Corp.
6.250% 09/30/40 ..... 200 212,292
Aon Global, Ltd.
4.250% 12/12/42 ..... 160 129,875

95
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
APA Corp.
Ω 4.250% 01/15/30 ..... 100 $ 95,790
Ω 6.100% 02/15/35 ..... 100 97,956
Ω 5.100% 09/01/40 ..... 200 167,884
Appalachian Power Co.
7.000% 04/01/38 ..... 181 201,261
Apple, Inc.
0.550% 08/20/25 ..... 150 149,703
3.350% 08/08/32 ..... 150 140,936
4.750% 05/12/35 ..... 165 166,090
2.375% 02/08/41 ..... 570 397,347
3.450% 02/09/45 ..... 163 125,040
4.375% 05/13/45 ..... 300 264,103
Ares Capital Corp.
3.200% 11/15/31 ..... 300 262,333
5.800% 03/08/32 ..... 1,135 1,133,071
Arrow Electronics, Inc.
2.950% 02/15/32 ..... 450 394,624
5.875% 04/10/34 ..... 2,018 2,075,162
Assurant, Inc.
2.650% 01/15/32 ..... 150 129,057
Assured Guaranty US Holdings,
Inc.
3.150% 06/15/31 ..... 146 134,606
AT&T, Inc.
5.350% 09/01/40 ..... 372 359,535
6.375% 03/01/41 ..... 442 470,307
3.500% 06/01/41 ..... 190 148,586
5.550% 08/15/41 ..... 100 97,996
4.650% 06/01/44 ..... 600 518,118
Athene Holding, Ltd.
6.650% 02/01/33 ..... 689 741,470
# 5.875% 01/15/34 ..... 839 865,091
AutoNation, Inc.
2.400% 08/01/31 ..... 140 120,191
3.850% 03/01/32 ..... 400 367,823
5.890% 03/15/35 ..... 705 714,204
Avnet, Inc.
3.000% 05/15/31 ..... 150 134,184
5.500% 06/01/32 ..... 1,968 1,981,477
Baker Hughes Holdings LLC
5.125% 09/15/40 ..... 100 95,155
Berkshire Hathaway Energy Co.
6.125% 04/01/36 ..... 1,504 1,606,718
5.950% 05/15/37 ..... 232 245,371
5.150% 11/15/43 ..... 479 452,327
Black Hills Corp.
6.150% 05/15/34 ..... 857 903,307
6.000% 01/15/35 ..... 100 103,962
Blackrock, Inc.
3.750% 07/18/35 ..... 350 410,252
Blue Owl Finance LLC
4.375% 02/15/32 ..... 100 93,277
6.250% 04/18/34 ..... 200 206,023
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Boardwalk Pipelines, LP
5.625% 08/01/34 ..... 650 $ 658,215
Boeing Co. (The)
3.300% 03/01/35 ..... 100 83,026
3.550% 03/01/38 ..... 148 119,577
3.500% 03/01/39 ..... 450 352,825
6.875% 03/15/39 ..... 787 861,055
5.875% 02/15/40 ..... 450 452,617
Booking Holdings, Inc.
4.500% 11/15/31 ..... 150 184,671
4.750% 11/15/34 ..... 270 338,010
3.750% 03/01/36 ..... 2,242 2,572,513
3.750% 11/21/37 ..... 270 304,902
Booz Allen Hamilton, Inc.
# 5.950% 08/04/33 ..... 100 103,436
BorgWarner, Inc.
1.000% 05/19/31 ..... 100 99,569
Boston Properties, LP
2.900% 03/15/30 ..... 150 137,724
# 3.250% 01/30/31 ..... 350 320,969
2.550% 04/01/32 ..... 958 811,124
2.450% 10/01/33 ..... 500 401,028
# 6.500% 01/15/34 ..... 1,350 1,444,972
5.750% 01/15/35 ..... 985 990,804
BP Capital Markets America, Inc.
4.812% 02/13/33 ..... 300 299,045
5.227% 11/17/34 ..... 450 455,338
3.060% 06/17/41 ..... 1,362 1,004,012
BP Capital Markets BV
4.323% 05/12/35, MTN 800 964,780
BP Capital Markets PLC
1.104% 11/15/34 ..... 1,000 927,031
Bristol-Myers Squibb Co.
6.125% 05/01/38 ..... 100 104,783
4.125% 06/15/39 ..... 300 264,730
5.250% 08/15/43 ..... 58 55,477
Brixmor Operating Partnership,
LP
5.500% 02/15/34 ..... 450 455,226
Broadcom, Inc.
Ω 3.500% 02/15/41 ..... 282 223,158
Broadstone Net Lease LLC
2.600% 09/15/31 ..... 507 432,803
Brunswick Corp.
2.400% 08/18/31 ..... 577 492,198
4.400% 09/15/32 ..... 1,100 1,027,297
Burlington Resources LLC
5.950% 10/15/36 ..... 150 158,547
Cadence Design Systems, Inc.
4.700% 09/10/34 ..... 3,000 2,954,193
Capital One Financial Corp.
3.800% 01/31/28 ..... 374 368,476
1.650% 06/12/29 ..... 100 109,230
6.700% 11/29/32 ..... 595 650,319

96
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Carrier Global Corp.
3.377% 04/05/40 ..... 400 $ 315,659
Caterpillar Financial Services
Corp.
SOFR+0.52%, FRN,
4.863%, 05/14/27(*) ... 155 155,243
CBRE Services, Inc.
5.950% 08/15/34 ..... 475 500,490
CenterPoint Energy Resources
Corp.
4.400% 07/01/32 ..... 311 302,935
CF Industries, Inc.
4.950% 06/01/43 ..... 1,020 905,093
5.375% 03/15/44 ..... 510 475,902
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.862%, 05/13/26(*) ... 100 100,046
SOFRINDX+1.05%, FRN,
5.401%, 03/03/27(*) ... 882 889,818
Cigna Group (The)
5.125% 05/15/31 ..... 245 250,390
5.250% 02/15/34 ..... 182 183,839
4.800% 08/15/38 ..... 1,799 1,669,496
3.200% 03/15/40 ..... 1,210 915,650
6.125% 11/15/41 ..... 550 568,881
5.375% 02/15/42 ..... 50 46,252
Cincinnati Financial Corp.
6.125% 11/01/34 ..... 400 421,922
Citigroup, Inc.
6.875% 03/05/38 ..... 150 168,677
6.800% 06/25/38, MTN 1,500 2,204,540
8.125% 07/15/39 ..... 2,415 3,020,024
5.875% 01/30/42 ..... 116 119,932
Citizens Financial Group, Inc.
2.500% 02/06/30 ..... 100 90,620
CNA Financial Corp.
5.500% 06/15/33 ..... 245 250,361
5.125% 02/15/34 ..... 700 694,554
CNO Financial Group, Inc.
5.250% 05/30/29 ..... 400 403,445
6.450% 06/15/34 ..... 1,360 1,416,877
Comcast Corp.
0.750% 02/20/32 ..... 100 98,107
3.250% 09/26/32 ..... 400 458,036
3.900% 03/01/38 ..... 275 236,783
6.400% 05/15/38 ..... 270 287,854
3.250% 11/01/39 ..... 100 77,861
3.750% 04/01/40 ..... 230 189,173
4.650% 07/15/42 ..... 360 316,704
Conagra Brands, Inc.
5.300% 11/01/38 ..... 880 828,490
ConocoPhillips Co.
5.000% 01/15/35 ..... 118 117,299
3.758% 03/15/42 ..... 333 265,413
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Consolidated Edison Co. of New
York, Inc.
5.500% 03/15/34 ..... 100 $ 103,853
6.300% 08/15/37 ..... 250 270,811
5.500% 12/01/39 ..... 100 100,186
3.950% 03/01/43 ..... 200 162,481
4.450% 03/15/44 ..... 690 595,252
Constellation Energy Generation
LLC
6.250% 10/01/39 ..... 600 637,876
5.750% 10/01/41 ..... 150 150,251
5.600% 06/15/42 ..... 750 736,001
Continental Resources, Inc.
Ω 2.875% 04/01/32 ..... 1,828 1,544,921
4.900% 06/01/44 ..... 1,545 1,212,160
COPT Defense Properties, LP
2.900% 12/01/33 ..... 746 617,696
Corebridge Financial, Inc.
3.850% 04/05/29 ..... 300 293,088
6.050% 09/15/33 ..... 72 75,725
Cox Communications, Inc.
Ω 5.700% 06/15/33 ..... 450 453,004
Ω 5.450% 09/01/34 ..... 1,050 1,028,024
Ω 4.800% 02/01/35 ..... 1,120 1,037,611
Ω 8.375% 03/01/39 ..... 1,043 1,234,601
Ω 4.700% 12/15/42 ..... 533 428,983
Ω 4.500% 06/30/43 ..... 200 156,825
CSL Finance PLC
Ω 4.250% 04/27/32 ..... 100 97,334
Ω 4.625% 04/27/42 ..... 799 710,346
CSX Corp.
5.500% 04/15/41 ..... 100 99,205
CVS Health Corp.
5.250% 02/21/33 ..... 100 100,277
4.780% 03/25/38 ..... 719 657,011
6.125% 09/15/39 ..... 759 772,241
4.125% 04/01/40 ..... 512 425,836
5.300% 12/05/43 ..... 384 347,798
6.000% 06/01/44 ..... 698 687,482
DCP Midstream Operating, LP
Ω 6.450% 11/03/36 ..... 100 103,034
Ω 6.750% 09/15/37 ..... 688 724,742
Dell, Inc.
6.500% 04/15/38 ..... 429 458,235
5.400% 09/10/40 ..... 50 47,918
DENTSPLY SIRONA, Inc.
3.250% 06/01/30 ..... 100 90,862
Devon Energy Corp.
7.950% 04/15/32 ..... 331 381,049
5.200% 09/15/34 ..... 306 297,249
5.600% 07/15/41 ..... 2,040 1,896,054
4.750% 05/15/42 ..... 1,805 1,516,076
Dollar General Corp.
5.000% 11/01/32 ..... 100 100,097

97
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 5.450% 07/05/33 ..... 150 $ 153,633
Dominion Energy, Inc.
7.000% 06/15/38 ..... 245 276,419
4.050% 09/15/42 ..... 200 159,151
Dow Chemical Co. (The)
1.125% 03/15/32 ..... 100 97,409
5.250% 11/15/41 ..... 180 161,366
4.375% 11/15/42 ..... 500 397,326
Duke Energy Carolinas LLC
6.100% 06/01/37 ..... 1,723 1,824,253
Duke Energy Corp.
3.750% 04/01/31 ..... 200 233,293
3.850% 06/15/34 ..... 500 571,232
DXC Capital Funding DAC
0.950% 09/15/31, MTN 200 194,486
Eastman Chemical Co.
5.625% 02/20/34 ..... 100 101,728
4.800% 09/01/42 ..... 100 86,951
Eaton Capital ULC
3.625% 05/09/35 ..... 469 543,603
3.802% 05/21/36 ..... 650 754,178
eBay, Inc.
4.000% 07/15/42 ..... 341 275,871
Elevance Health, Inc.
4.750% 02/15/33 ..... 175 172,443
5.375% 06/15/34 ..... 393 397,996
5.950% 12/15/34 ..... 100 104,820
5.200% 02/15/35 ..... 281 280,785
5.850% 01/15/36 ..... 123 127,463
6.375% 06/15/37 ..... 1,314 1,407,542
4.625% 05/15/42 ..... 960 836,697
4.650% 01/15/43 ..... 609 528,425
5.100% 01/15/44 ..... 1,070 972,067
4.650% 08/15/44 ..... 555 476,313
Energy Transfer, LP
6.550% 12/01/33 ..... 150 161,848
5.800% 06/15/38 ..... 262 261,670
7.500% 07/01/38 ..... 479 547,485
6.850% 02/15/40 ..... 100 106,968
6.050% 06/01/41 ..... 578 577,045
6.500% 02/01/42 ..... 771 803,928
6.100% 02/15/42 ..... 238 236,324
4.950% 01/15/43 ..... 89 76,162
5.150% 02/01/43 ..... 414 364,288
5.950% 10/01/43 ..... 268 258,548
Enterprise Products Operating
LLC
5.750% 03/01/35 ..... 100 102,786
7.550% 04/15/38 ..... 560 659,001
6.125% 10/15/39 ..... 237 250,382
6.450% 09/01/40 ..... 193 209,444
5.950% 02/01/41 ..... 599 617,505
5.700% 02/15/42 ..... 650 651,306
4.850% 08/15/42 ..... 300 272,357
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.450% 02/15/43 ..... 837 $ 716,652
4.850% 03/15/44 ..... 1,126 1,010,112
EPR Properties
4.950% 04/15/28 ..... 100 100,009
3.750% 08/15/29 ..... 100 94,981
3.600% 11/15/31 ..... 800 722,529
Equinix Europe 2 Financing
Corp. LLC
3.650% 09/03/33 ..... 200 226,132
Equinix, Inc.
2.150% 07/15/30 ..... 490 435,857
Equitable Holdings, Inc.
5.594% 01/11/33 ..... 100 103,154
ERP Operating, LP
4.500% 07/01/44 ..... 150 129,737
Exelon Corp.
4.950% 06/15/35 ..... 100 96,809
Experian Finance PLC
3.510% 12/15/33, MTN 1,700 1,952,187
Extra Space Storage, LP
5.400% 02/01/34 ..... 100 101,294
Exxon Mobil Corp.
0.835% 06/26/32 ..... 2,770 2,717,245
1.408% 06/26/39 ..... 1,558 1,300,072
FedEx Corp.
Ω 0.950% 05/04/33 ..... 100 93,249
Ω 4.100% 04/15/43 ..... 50 38,765
Fidelity National Information
Services, Inc.
3.100% 03/01/41 ..... 130 95,056
First American Financial Corp.
4.000% 05/15/30 ..... 100 95,124
5.450% 09/30/34 ..... 650 636,990
Fiserv, Inc.
4.500% 05/24/31 ..... 350 425,189
Flex, Ltd.
5.250% 01/15/32 ..... 556 562,537
FMC Corp.
5.650% 05/18/33 ..... 751 739,928
Fox Corp.
6.500% 10/13/33 ..... 554 597,599
# 5.476% 01/25/39 ..... 2,541 2,473,980
Freeport-McMoRan, Inc.
5.450% 03/15/43 ..... 165 155,467
GATX Corp.
6.050% 03/15/34 ..... 794 837,545
6.900% 05/01/34 ..... 366 404,853
5.200% 03/15/44 ..... 500 457,598
General Dynamics Corp.
4.250% 04/01/40 ..... 300 268,242
General Motors Co.
5.000% 04/01/35 ..... 114 108,189
6.600% 04/01/36 ..... 1,072 1,131,944
5.150% 04/01/38 ..... 450 418,501

98
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.250% 10/02/43 ..... 823 $ 815,372
General Motors Financial Co.,
Inc.
SOFR+1.04%, FRN,
5.387%, 02/26/27(*) ... 50 49,999
SOFRINDX+1.35%, FRN,
5.690%, 05/08/27(*) ... 85 85,317
SOFRINDX+1.05%, FRN,
5.403%, 07/15/27(*) ... 534 532,998
4.000% 07/10/30, MTN 100 118,324
3.700% 07/14/31, MTN 270 312,801
5.625% 04/04/32 ..... 100 101,574
6.100% 01/07/34 ..... 257 265,171
5.950% 04/04/34 ..... 268 272,393
Georgia Power Co.
4.950% 05/17/33 ..... 100 100,456
4.750% 09/01/40 ..... 400 372,501
4.300% 03/15/42 ..... 260 223,180
4.300% 03/15/43 ..... 575 487,650
Gilead Sciences, Inc.
5.100% 06/15/35 ..... 100 100,704
4.000% 09/01/36 ..... 100 90,900
5.650% 12/01/41 ..... 450 454,526
4.800% 04/01/44 ..... 990 898,678
GlaxoSmithKline Capital, Inc.
6.375% 05/15/38 ..... 1,300 1,435,335
Global Payments, Inc.
4.875% 03/17/31 ..... 698 837,255
Globe Life, Inc.
5.850% 09/15/34 ..... 200 207,361
Goldman Sachs Group, Inc.
(The)
2.000% 11/01/28, MTN 262 295,020
1.250% 02/07/29, MTN 125 136,009
0.750% 03/23/32, MTN 200 196,772
1.000% 03/18/33, MTN 1,200 1,168,483
6.250% 02/01/41 ..... 2,091 2,236,120
Halliburton Co.
4.850% 11/15/35 ..... 400 384,311
6.700% 09/15/38 ..... 450 489,021
7.450% 09/15/39 ..... 780 902,848
4.500% 11/15/41 ..... 200 171,225
4.750% 08/01/43 ..... 1,383 1,193,182
Hasbro, Inc.
6.050% 05/14/34 ..... 1,492 1,542,096
6.350% 03/15/40 ..... 1,950 2,010,411
5.100% 05/15/44 ..... 305 264,237
HCA, Inc.
7.500% 11/06/33 ..... 700 793,829
5.600% 04/01/34 ..... 359 365,859
5.450% 09/15/34 ..... 300 301,215
4.375% 03/15/42 ..... 710 591,589
Healthcare Realty Holdings, LP
3.100% 02/15/30 ..... 400 371,631
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.400% 03/15/30 ..... 100 $ 89,269
2.050% 03/15/31 ..... 150 126,234
Helmerich & Payne, Inc.
# 4.850% 12/01/29 ..... 200 193,225
# 2.900% 09/29/31 ..... 581 489,910
# 5.500% 12/01/34 ..... 1,115 1,028,534
Highwoods Realty, LP
4.200% 04/15/29 ..... 100 97,007
3.050% 02/15/30 ..... 100 91,043
2.600% 02/01/31 ..... 400 345,324
7.650% 02/01/34 ..... 980 1,104,742
Home Depot, Inc. (The)
SOFR+0.33%, FRN,
4.687%, 12/24/25(*) ... 1,000 1,000,735
3.300% 04/15/40 ..... 150 118,745
Honeywell International, Inc.
3.750% 05/17/32 ..... 100 117,466
4.125% 11/02/34 ..... 700 834,495
3.750% 03/01/36 ..... 1,378 1,583,444
Host Hotels & Resorts, LP
3.375% 12/15/29 ..... 233 218,488
2.900% 12/15/31 ..... 100 87,367
5.700% 07/01/34 ..... 1,700 1,707,213
5.500% 04/15/35 ..... 750 740,071
Howmet Aerospace, Inc.
5.950% 02/01/37 ..... 1,000 1,059,928
HP, Inc.
# 6.000% 09/15/41 ..... 888 894,803
Humana, Inc.
5.875% 03/01/33 ..... 150 155,110
Huntsman International LLC
4.500% 05/01/29 ..... 400 380,181
2.950% 06/15/31 ..... 250 210,306
Hyatt Hotels Corp.
5.375% 12/15/31 ..... 100 101,372
5.750% 03/30/32 ..... 100 102,544
5.500% 06/30/34 ..... 410 410,046
IBM International Capital Pte,
Ltd.
5.250% 02/05/44 ..... 2,715 2,591,874
Intel Corp.
# 5.200% 02/10/33 ..... 300 299,998
4.600% 03/25/40 ..... 400 342,869
2.800% 08/12/41 ..... 250 164,357
4.800% 10/01/41 ..... 1,115 953,899
4.250% 12/15/42 ..... 700 550,745
5.625% 02/10/43 ..... 1,035 964,987
International Business Machines
Corp.
0.650% 02/11/32 ..... 520 508,100
3.150% 02/10/33 ..... 250 283,799
1.250% 02/09/34, MTN 200 192,959
3.750% 02/06/35 ..... 700 820,220
4.150% 05/15/39 ..... 300 262,724

99
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.600% 11/30/39 ..... 100 $ 101,900
4.000% 06/20/42 ..... 369 303,896
Interpublic Group of Cos., Inc.
(The)
3.375% 03/01/41 ..... 1,047 778,023
Interstate Power and Light Co.
5.700% 10/15/33 ..... 460 476,500
4.950% 09/30/34 ..... 100 97,813
6.250% 07/15/39 ..... 100 105,582
Invitation Homes Operating
Partnership, LP
5.450% 08/15/30 ..... 132 135,850
5.500% 08/15/33 ..... 430 436,949
J.M. Smucker Co. (The)
4.250% 03/15/35 ..... 480 444,822
Jackson Financial, Inc.
3.125% 11/23/31 ..... 656 581,382
5.670% 06/08/32 ..... 748 761,864
Jacobs Engineering Group, Inc.
5.900% 03/01/33 ..... 705 735,881
Janus Henderson US Holdings,
Inc.
5.450% 09/10/34 ..... 1,350 1,329,151
Jefferies Financial Group, Inc.
6.450% 06/08/27 ..... 70 72,137
2.750% 10/15/32 ..... 150 127,488
6.200% 04/14/34 ..... 1,136 1,186,754
6.250% 01/15/36 ..... 831 861,385
6.500% 01/20/43 ..... 392 407,945
6.625% 10/23/43 ..... 265 271,632
Jersey Central Power & Light Co.
5.100% 01/15/35 ..... 1,100 1,095,464
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.951%, 06/11/27(*) ... 100 100,396
Johnson & Johnson
5.000% 03/01/35 ..... 255 260,076
3.550% 03/01/36 ..... 300 268,169
3.625% 03/03/37 ..... 400 354,298
# 3.400% 01/15/38 ..... 270 230,381
2.100% 09/01/40 ..... 270 184,943
4.500% 09/01/40 ..... 391 369,348
JPMorgan Chase Bank NA
SOFR+1.00%, FRN,
5.351%, 12/08/26(*) ... 750 755,596
Juniper Networks, Inc.
2.000% 12/10/30 ..... 90 77,986
Kellanova
3.750% 05/16/34 ..... 1,200 1,388,890
Kemper Corp.
3.800% 02/23/32 ..... 505 459,135
Keurig Dr Pepper, Inc.
SOFRINDX+0.88%, FRN,
5.234%, 03/15/27(*) ... 160 160,937
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Kinder Morgan Energy Partners,
LP
7.750% 03/15/32 ..... 100 $ 114,573
5.800% 03/15/35 ..... 534 548,174
6.500% 02/01/37 ..... 52 55,327
6.950% 01/15/38, MTN 670 737,472
6.500% 09/01/39 ..... 41 43,405
6.550% 09/15/40 ..... 278 294,114
7.500% 11/15/40 ..... 291 335,276
6.375% 03/01/41 ..... 233 242,082
5.625% 09/01/41 ..... 85 81,595
5.000% 08/15/42 ..... 254 226,475
4.700% 11/01/42 ..... 160 137,787
5.000% 03/01/43 ..... 579 517,198
5.500% 03/01/44 ..... 181 169,713
Kraft Heinz Foods Co.
6.875% 01/26/39 ..... 424 457,240
5.000% 06/04/42 ..... 600 533,879
Kroger Co. (The)
5.000% 04/15/42 ..... 100 91,216
5.150% 08/01/43 ..... 756 694,187
Kyndryl Holdings, Inc.
6.350% 02/20/34 ..... 1,550 1,636,512
4.100% 10/15/41 ..... 600 470,747
Lazard Group LLC
3.625% 03/01/27 ..... 70 69,204
Lear Corp.
3.500% 05/30/30 ..... 145 136,466
Legg Mason, Inc.
5.625% 01/15/44 ..... 381 374,737
Liberty Mutual Group, Inc.
4.625% 12/02/30 ..... 1,280 1,549,256
Ω 4.625% 12/02/30 ..... 400 484,142
Lincoln National Corp.
3.400% 03/01/32 ..... 150 135,850
5.852% 03/15/34 ..... 400 409,516
6.300% 10/09/37 ..... 100 104,015
7.000% 06/15/40 ..... 700 769,481
LKQ Corp.
6.250% 06/15/33 ..... 805 841,319
Lowe's Cos., Inc.
5.000% 04/15/40 ..... 100 93,075
LPL Holdings, Inc.
6.000% 05/20/34 ..... 500 516,669
5.650% 03/15/35 ..... 200 200,673
LYB International Finance III LLC
5.500% 03/01/34 ..... 261 258,281
3.375% 10/01/40 ..... 1,050 761,456
Marathon Petroleum Corp.
# 6.500% 03/01/41 ..... 1,772 1,848,237
Markel Group, Inc.
5.000% 03/30/43 ..... 50 44,348
Marriott International, Inc.
5.300% 05/15/34 ..... 100 100,842

100
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Mars, Inc.
Ω 4.750% 04/20/33 ..... 343 $ 339,468
Marsh & McLennan Cos., Inc.
SOFRINDX+0.70%, FRN,
5.040%, 11/08/27(*) ... 100 100,500
McKesson Corp.
6.000% 03/01/41 ..... 270 275,214
Medtronic Global Holdings SCA
2.250% 03/07/39 ..... 400 384,905
1.500% 07/02/39 ..... 800 691,392
Merck & Co., Inc.
3.900% 03/07/39 ..... 100 87,094
2.350% 06/24/40 ..... 156 108,712
MetLife, Inc.
5.875% 02/06/41 ..... 1,050 1,081,398
4.125% 08/13/42 ..... 105 87,724
4.875% 11/13/43 ..... 100 91,176
Micron Technology, Inc.
5.875% 09/15/33 ..... 74 77,175
3.366% 11/01/41 ..... 445 329,805
Microsoft Corp.
3.450% 08/08/36 ..... 150 133,922
4.100% 02/06/37 ..... 109 103,982
Mid-America Apartments, LP
5.300% 02/15/32 ..... 100 102,875
4.950% 03/01/35 ..... 152 150,465
Mississippi Power Co.
4.250% 03/15/42 ..... 1,128 965,265
Molson Coors Beverage Co.
5.000% 05/01/42 ..... 100 90,922
Morgan Stanley
6.375% 07/24/42 ..... 450 493,504
Mosaic Co. (The)
5.625% 11/15/43 ..... 810 772,950
MPLX, LP
4.500% 04/15/38 ..... 1,250 1,103,483
Mylan, Inc.
5.400% 11/29/43 ..... 750 627,615
National Fuel Gas Co.
2.950% 03/01/31 ..... 200 178,250
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.40%, FRN,
4.751%, 12/03/25(*),
MTN ............... 120 120,070
SOFR+0.80%, FRN,
5.154%, 02/05/27(*) ... 315 316,205
8.000% 03/01/32 ..... 100 117,904
NBCUniversal Media LLC
6.400% 04/30/40 ..... 140 150,213
5.950% 04/01/41 ..... 244 250,402
4.450% 01/15/43 ..... 711 606,021
Newmont Corp.
5.875% 04/01/35 ..... 123 130,561
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.250% 10/01/39 ..... 500 $ 547,382
4.875% 03/15/42 ..... 631 594,689
5.450% 06/09/44 ..... 600 583,629
NextEra Energy Capital
Holdings, Inc.
4.850% 04/30/31 ..... 3,000 2,268,504
5.250% 03/15/34 ..... 502 506,529
5.450% 03/15/35 ..... 150 152,607
NiSource, Inc.
5.950% 06/15/41 ..... 350 353,438
Northern Trust Corp.
3.150% 05/03/29 ..... 400 384,242
NOV, Inc.
3.950% 12/01/42 ..... 1,100 825,725
Oklahoma Gas and Electric Co.
5.250% 05/15/41 ..... 150 145,890
ONEOK Partners, LP
6.650% 10/01/36 ..... 353 380,766
6.850% 10/15/37 ..... 250 273,735
6.125% 02/01/41 ..... 610 612,077
6.200% 09/15/43 ..... 150 149,335
ONEOK, Inc.
6.000% 06/15/35 ..... 358 369,161
Oracle Corp.
6.500% 04/15/38 ..... 102 109,867
3.600% 04/01/40 ..... 510 402,528
5.375% 07/15/40 ..... 1,931 1,858,399
3.650% 03/25/41 ..... 404 315,854
Ovintiv, Inc.
6.250% 07/15/33 ..... 984 1,017,551
6.500% 08/15/34 ..... 900 941,920
6.625% 08/15/37 ..... 564 579,743
6.500% 02/01/38 ..... 915 933,360
PayPal Holdings, Inc.
2.850% 10/01/29 ..... 400 376,744
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 6.200% 06/15/30 ..... 401 425,224
Pfizer Investment Enterprises
Pte, Ltd.
5.110% 05/19/43 ..... 178 168,510
Pfizer, Inc.
7.200% 03/15/39 ..... 925 1,089,574
Philip Morris International, Inc.
5.625% 09/07/33 ..... 100 104,007
4.900% 11/01/34 ..... 200 197,364
6.375% 05/16/38 ..... 545 600,157
4.375% 11/15/41 ..... 1,068 924,738
4.500% 03/20/42 ..... 346 301,921
3.875% 08/21/42 ..... 1,390 1,117,891
4.125% 03/04/43 ..... 1,129 938,838
4.875% 11/15/43 ..... 453 410,332
Phillips 66 Co.
5.250% 06/15/31 ..... 100 102,611

101
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.300% 06/30/33 ..... 250 $ 252,566
4.950% 03/15/35 ..... 1,002 972,235
5.875% 05/01/42 ..... 2,260 2,246,308
Plains All American Pipeline, LP/
PAA Finance Corp.
6.650% 01/15/37 ..... 1,263 1,363,612
5.150% 06/01/42 ..... 1,125 1,000,056
4.300% 01/31/43 ..... 1,028 814,097
4.700% 06/15/44 ..... 300 247,997
PNC Financial Services Group,
Inc. (The)
3.450% 04/23/29 ..... 400 387,907
2.550% 01/22/30 ..... 116 107,223
PPG Industries, Inc.
3.250% 03/04/32 ..... 1,200 1,366,812
Principal Financial Group, Inc.
6.050% 10/15/36 ..... 210 222,972
4.625% 09/15/42 ..... 150 132,640
Progress Energy, Inc.
6.000% 12/01/39 ..... 73 75,631
Prologis Euro Finance LLC
4.625% 05/23/33 ..... 200 246,999
4.000% 05/05/34 ..... 100 117,816
Prologis International Funding
II SA
3.700% 10/07/34, MTN 1,200 1,367,455
Prudential Financial, Inc.
5.700% 12/14/36, MTN 400 418,000
6.625% 12/01/37, MTN 299 332,441
Public Storage Operating Co.
3.385% 05/01/29 ..... 400 386,451
0.500% 09/09/30 ..... 100 101,053
0.875% 01/24/32 ..... 910 898,225
PulteGroup, Inc.
6.375% 05/15/33 ..... 393 422,636
PVH Corp.
4.125% 07/16/29 ..... 100 117,393
Quanta Services, Inc.
3.050% 10/01/41 ..... 1,010 721,501
Realty Income Corp.
4.875% 07/06/30 ..... 100 123,458
5.625% 10/13/32 ..... 100 104,410
1.800% 03/15/33 ..... 200 162,006
1.750% 07/13/33 ..... 100 102,274
4.900% 07/15/33 ..... 170 169,240
5.125% 02/15/34 ..... 350 353,956
5.125% 07/06/34 ..... 1,800 2,267,457
6.000% 12/05/39 ..... 163 214,374
5.250% 09/04/41 ..... 571 684,899
Reinsurance Group of America,
Inc.
6.000% 09/15/33 ..... 506 531,341
5.750% 09/15/34 ..... 200 205,150
Royalty Pharma PLC
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.400% 09/02/34 ..... 450 $ 453,926
3.300% 09/02/40 ..... 1,710 1,282,464
RTX Corp.
4.450% 11/16/38 ..... 473 433,980
4.500% 06/01/42 ..... 585 516,629
Ryder System, Inc.
6.600% 12/01/33 ..... 220 241,963
Schlumberger Finance BV
2.000% 05/06/32 ..... 100 106,159
Schlumberger Holdings Corp.
Ω 5.000% 06/01/34 ..... 150 148,335
Sempra
6.000% 10/15/39 ..... 300 301,857
Sempra Infrastructure Partners,
LP
Ω 3.250% 01/15/32 ..... 566 480,339
Shell International Finance BV
0.500% 11/08/31, MTN 350 343,554
1.875% 04/07/32, MTN 350 369,983
1.250% 11/11/32, MTN 810 807,738
6.375% 12/15/38 ..... 312 344,428
Simon Property Group, LP
2.250% 01/15/32 ..... 50 43,115
4.750% 09/26/34 ..... 459 446,922
6.750% 02/01/40 ..... 536 603,776
4.750% 03/15/42 ..... 550 493,415
Southern Co. Gas Capital Corp.
5.750% 09/15/33 ..... 200 209,022
4.950% 09/15/34 ..... 205 202,782
5.875% 03/15/41 ..... 300 305,201
4.400% 06/01/43 ..... 610 510,634
Southwestern Electric Power Co.
5.300% 04/01/33 ..... 600 604,902
Stanley Black & Decker, Inc.
2.300% 03/15/30 ..... 301 268,807
3.000% 05/15/32 ..... 551 485,549
5.200% 09/01/40 ..... 810 772,604
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.806%, 11/25/26(*) ... 1,000 1,000,654
State Street Corp.
SOFR+0.64%, FRN,
4.994%, 10/22/27(*) ... 75 75,119
Stellantis NV
3.500% 09/19/30, MTN 900 1,024,281
4.250% 06/16/31, MTN 360 421,559
Store Capital LLC
2.750% 11/18/30 ..... 100 88,801
2.700% 12/01/31 ..... 150 127,693
Sun Communities Operating, LP
4.200% 04/15/32 ..... 683 649,571
Sutter Health
1.321% 08/15/25 ..... 100 99,873
Synchrony Financial

102
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
2.875% 10/28/31 ..... 750 $ 653,528
Tanger Properties, LP
3.875% 07/15/27 ..... 145 142,717
2.750% 09/01/31 ..... 200 174,849
Tapestry, Inc.
5.500% 03/11/35 ..... 200 200,918
Targa Resources Corp.
6.125% 03/15/33 ..... 409 430,129
TD SYNNEX Corp.
6.100% 04/12/34 ..... 130 136,403
Timken Co. (The)
4.125% 04/01/32 ..... 100 93,981
4.125% 05/23/34 ..... 1,736 2,000,375
Toll Brothers Finance Corp.
3.800% 11/01/29 ..... 400 388,532
Tyson Foods, Inc.
5.700% 03/15/34 ..... 100 103,318
5.150% 08/15/44 ..... 150 135,610
UnitedHealth Group, Inc.
5.150% 07/15/34 ..... 100 100,288
5.800% 03/15/36 ..... 200 207,898
6.875% 02/15/38 ..... 200 224,065
3.500% 08/15/39 ..... 200 159,841
2.750% 05/15/40 ..... 400 285,987
5.700% 10/15/40 ..... 100 100,475
5.950% 02/15/41 ..... 300 305,686
3.050% 05/15/41 ..... 800 583,433
4.250% 03/15/43 ..... 100 83,360
5.500% 07/15/44 ..... 500 482,657
Unum Group
5.750% 08/15/42 ..... 500 485,340
Valero Energy Corp.
6.625% 06/15/37 ..... 1,297 1,398,048
Ventas Realty, LP
5.700% 09/30/43 ..... 339 329,850
Verizon Communications, Inc.
4.750% 10/31/34 ..... 251 313,494
5.850% 09/15/35 ..... 200 210,519
4.272% 01/15/36 ..... 490 450,856
3.750% 02/28/36, MTN 144 165,713
5.250% 03/16/37 ..... 350 347,202
2.875% 01/15/38 ..... 500 516,073
4.812% 03/15/39 ..... 1,220 1,138,327
2.650% 11/20/40 ..... 931 652,763
3.400% 03/22/41 ..... 1,261 972,238
2.850% 09/03/41 ..... 750 530,198
3.850% 11/01/42 ..... 125 99,462
6.550% 09/15/43 ..... 400 434,294
Viatris, Inc.
2.300% 06/22/27 ..... 103 98,022
2.700% 06/22/30 ..... 500 443,279
3.850% 06/22/40 ..... 2,205 1,617,678
Virginia Electric and Power Co.
5.000% 04/01/33 ..... 182 183,316
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.000% 01/15/34 ..... 100 $ 99,398
6.000% 01/15/36 ..... 450 475,823
6.000% 05/15/37 ..... 688 724,769
6.350% 11/30/37 ..... 381 409,610
8.875% 11/15/38 ..... 1,144 1,502,630
4.000% 01/15/43 ..... 300 242,612
4.650% 08/15/43 ..... 415 363,071
4.450% 02/15/44 ..... 512 435,242
Visa, Inc.
3.125% 05/15/33 ..... 2,150 2,469,204
Voya Financial, Inc.
5.700% 07/15/43 ..... 523 508,431
W.P. Carey, Inc.
3.850% 07/15/29 ..... 400 388,790
4.250% 07/23/32 ..... 1,960 2,325,424
3.700% 11/19/34 ..... 305 342,263
Walt Disney Co. (The)
6.650% 11/15/37 ..... 100 113,585
6.900% 08/15/39 ..... 200 230,505
6.150% 02/15/41 ..... 435 464,842
Wells Fargo & Co.
1.000% 02/02/27, MTN 100 112,104
0.625% 03/25/30, MTN 300 308,741
0.625% 08/14/30 ..... 400 406,541
5.375% 02/07/35 ..... 100 104,190
Western Midstream Operating,
LP
6.150% 04/01/33 ..... 300 312,913
5.450% 11/15/34 ..... 401 393,155
5.450% 04/01/44 ..... 501 436,200
Western Union Co. (The)
2.750% 03/15/31 ..... 250 218,542
# 6.200% 11/17/36 ..... 1,798 1,812,112
6.200% 06/21/40 ..... 700 685,494
Whirlpool Corp.
4.700% 05/14/32 ..... 200 182,486
# 5.500% 03/01/33 ..... 150 143,375
5.750% 03/01/34 ..... 1,587 1,516,442
5.150% 03/01/43, MTN 200 168,616
Williams Cos., Inc. (The)
6.300% 04/15/40 ..... 1,521 1,602,411
5.800% 11/15/43 ..... 650 640,204
5.400% 03/04/44 ..... 100 93,705
5.750% 06/24/44 ..... 100 98,197
Wisconsin Power and Light Co.
4.950% 04/01/33 ..... 306 305,549
Xcel Energy, Inc.
4.800% 09/15/41 ..... 160 138,507
TOTAL UNITED STATES ... 308,113,479
TOTAL BONDS ........... 630,580,753

103
Dimensional Global Credit ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
U.S. TREASURY OBLIGATIONS
— (2.2%)
U.S. Treasury Notes
USBMMY3M + 0.25%, FRN,
4.454% 01/31/26(*) ........ 4,000 $ 4,003,957
USBMMY3M + 0.15%, FRN,
4.359% 04/30/26(*) ........ 9,377 9,384,236
USBMMY3M + 0.21%, FRN,
4.414% 10/31/26(*) ........ 187 187,204
USBMMY3M + 0.16%, FRN,
4.368% 07/31/27(*) ........ 1,000 1,001,203
TOTAL U.S. TREASURY
OBLIGATIONS ............ 14,576,600
TOTAL INVESTMENT
SECURITIES — ( 98.4% )
(Cost $635,295,783) ....... 645,157,353
Shares Value
SECURITIES LENDING
COLLATERAL — (1.6% )
@§
The DFA Short Term
Investment Fund ...... 900,013 10,410,445
TOTAL INVESTMENTS
— (100.0%)
(Cost $645,706,228) ....... $ 655,567,798
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $43,216,578 which represented 6.6% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of July 31, 2025.
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
EUR Euro
EUR003M 3 Month Euribor interest rate
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONIO Sterling Over Night Indexed Average
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars

104
Dimensional Global Credit ETF
continued
As of July 31, 2025, Dimensional Global Credit ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 341,319 JPY 49,468,331 Citigroup 08/08/25 $ 12,463
USD 18,508,807 EUR 15,787,434 Citigroup 08/08/25 434,412
USD 2,241,856 EUR 1,932,817 State Street Bank and Trust 08/08/25 29,051
USD 1,497,044 EUR 1,275,137 BNY Capital Markets 08/11/25 36,890
USD 1,442,041 EUR 1,240,280 BNY Capital Markets 08/11/25 21,802
USD 2,360,655 EUR 2,031,438 State Street Bank and Trust 08/11/25 34,464
USD 1,793,669 EUR 1,563,144 RBC Dominion Securities 08/13/25 3,473
CAD 382,977 USD 275,511 Citigroup 08/14/25 1,641
USD 17,911,300 EUR 15,516,577 Citigroup 08/15/25 138,444
USD 5,264,479 EUR 4,467,004 State Street Bank and Trust 08/15/25 147,924
USD 27,492,487 EUR 23,402,143 BNY Capital Markets 08/22/25 674,515
USD 6,422,896 EUR 5,467,061 State Street Bank and Trust 08/22/25 157,850
USD 4,623,394 CAD 6,303,257 Citigroup 08/28/25 58,526
USD 3,208,380 CAD 4,377,998 Citigroup 08/29/25 37,634
USD 1,731,685 JPY 245,955,702 State Street Bank and Trust 08/29/25 92,671
USD 959,407 JPY 138,381,126 State Street Bank and Trust 08/29/25 37,255
USD 1,367,943 EUR 1,158,336 BNY Capital Markets 09/02/25 39,530
USD 1,518,680 EUR 1,307,076 BNY Capital Markets 09/02/25 19,688
USD 3,440,437 EUR 2,965,011 Citigroup 09/02/25 40,078
USD 2,984,525 EUR 2,544,509 State Street Bank and Trust 09/02/25 66,410
USD 2,641,402 EUR 2,298,082 State Street Bank and Trust 09/02/25 5,895
USD 2,194,397 EUR 1,875,840 State Street Bank and Trust 09/02/25 43,130
USD 1,202,942 EUR 1,047,459 State Street Bank and Trust 09/02/25 1,687
USD 2,170,946 EUR 1,862,644 State Street Bank and Trust 09/02/25 34,813
USD 2,620,075 EUR 2,242,147 State Street Bank and Trust 09/02/25 48,716
USD 1,894,928 EUR 1,638,728 State Street Bank and Trust 09/02/25 15,588
USD 1,177,836 EUR 1,008,774 State Street Bank and Trust 09/02/25 20,945
USD 10,711,115 GBP 7,879,316 Citigroup 09/12/25 279,922
USD 549,668 GBP 402,579 RBC Dominion Securities 09/12/25 16,705
USD 2,955,787 JPY 436,479,207 State Street Bank and Trust 09/19/25 39,924
USD 44,377,595 EUR 37,786,133 Citigroup 09/22/25 982,357
USD 2,810,823 EUR 2,383,693 State Street Bank and Trust 09/22/25 73,286
USD 1,774,149 EUR 1,524,479 State Street Bank and Trust 09/22/25 23,371
USD 339,960 JPY 49,930,495 Citigroup 09/26/25 6,125
USD 8,661,281 AUD 13,165,658 State Street Bank and Trust 10/14/25 172,694
USD 8,956,549 AUD 13,525,747 State Street Bank and Trust 10/24/25 234,126
USD 2,091,440 AUD 3,208,746 State Street Bank and Trust 10/29/25 22,001
Total Appreciation $4,106,006
USD 9,322,295 AUD 14,507,275 State Street Bank and Trust 08/08/25 $ (18,909)
USD 1,900,483 EUR 1,694,780 Citigroup 08/11/25 (40,202)
USD 4,753,626 EUR 4,156,419 RBC Dominion Securities 08/11/25 (5,872)
USD 2,587,808 EUR 2,300,543 RBC Dominion Securities 08/11/25 (46,535)
USD 3,021,906 EUR 2,665,598 State Street Bank and Trust 08/11/25 (30,460)
USD 2,312,568 EUR 2,047,846 State Street Bank and Trust 08/11/25 (32,412)
USD 1,927,238 EUR 1,687,213 RBC Dominion Securities 08/13/25 (5,048)
USD 2,236,203 EUR 1,979,579 State Street Bank and Trust 08/13/25 (30,916)
USD 2,366,587 EUR 2,106,085 State Street Bank and Trust 08/13/25 (45,414)
USD 1,956,188 EUR 1,717,581 State Street Bank and Trust 08/13/25 (10,877)
USD 4,641,600 EUR 4,070,931 State Street Bank and Trust 08/13/25 (20,648)
USD 1,694,310 EUR 1,487,178 State Street Bank and Trust 08/13/25 (8,885)
USD 2,390,041 EUR 2,092,713 State Street Bank and Trust 08/13/25 (6,645)
USD 2,304,625 EUR 2,017,897 State Street Bank and Trust 08/13/25 (6,378)

105
Dimensional Global Credit ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 42,265,626 EUR 37,820,926 State Street Bank and Trust 08/13/25 $ (1,048,917)
CAD 222,579 USD 162,739 Citigroup 08/14/25 (1,663)
USD 6,484,268 CAD 8,991,680 Citigroup 08/14/25 (22,821)
CAD 2,399,837 USD 1,742,151 Citigroup 08/14/25 (5,440)
CAD 3,183,574 USD 2,330,062 Citigroup 08/20/25 (25,455)
CAD 1,612,321 USD 1,179,376 State Street Bank and Trust 08/20/25 (12,208)
USD 6,150,468 CAD 8,536,611 State Street Bank and Trust 08/20/25 (29,233)
CAD 2,494,418 USD 1,832,843 State Street Bank and Trust 08/28/25 (26,366)
JPY 9,449,870 USD 64,689 Citigroup 08/29/25 (1,716)
Total (Depreciation) $(1,483,020)
Total Appreciation (Depreciation) $2,622,986
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 49,020,971 $ — $ 49,020,971
Austria .............................. — 269,591 — 269,591
Belgium ............................. — 4,228,983 — 4,228,983
Canada ............................. — 42,497,406 — 42,497,406
Denmark ............................ — 7,984,049 — 7,984,049
Finland .............................. — 3,349,949 — 3,349,949
France .............................. — 49,091,754 — 49,091,754
Germany ............................ — 31,876,714 — 31,876,714
Hong Kong ........................... — 377,615 — 377,615
Italy ................................ — 10,618,219 — 10,618,219
Japan ............................... — 32,325,766 — 32,325,766
Luxembourg .......................... — 5,901,758 — 5,901,758
Netherlands .......................... — 11,244,830 — 11,244,830
Norway .............................. — 4,079,973 — 4,079,973
Singapore ............................ — 1,161,384 — 1,161,384
Spain ............................... — 6,412,172 — 6,412,172
Supranational ......................... — 20,035,948 — 20,035,948
Sweden ............................. — 6,622,217 — 6,622,217
Switzerland ........................... — 6,932,617 — 6,932,617
United Kingdom ....................... — 28,435,358 — 28,435,358
United States ......................... — 308,113,479 — 308,113,479
U.S. Treasury Obligations ................. — 14,576,600 — 14,576,600
Securities Lending Collateral ............... — 10,410,445 — 10,410,445
Total Investments ........................ $— $655,567,798 $— $655,567,798
Financial Instruments
Assets
Forward Currency Contracts** .............. — 4,106,006 — 4,106,006
Liabilities
Forward Currency Contracts** .............. — (1,483,020) — (1,483,020)
Total Other Financial Instruments ........... $– $2,622,986 $– $2,622,986
** Valued at the unrealized appreciation (depreciation) on the investment.

106
Dimensional Ultrashort Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Face
Amount ^
Value
(000)
BONDS — (55.0%)
AUSTRALIA — (7.3%)
Australia & New Zealand
Banking Group, Ltd.
Ω SOFR+0.64%, FRN,
4.996%, 10/03/25(*) ... 3,525 $ 3,528,134
Ω SOFR+0.56%, FRN,
4.917%, 03/18/26(*) ... 3,370 3,375,353
Ω SOFR+0.47%, FRN,
4.829%, 12/16/26(*) ... 580 580,870
SOFR+0.81%, FRN,
5.163%, 01/18/27(*) ... 510 513,348
Ω SOFR+0.81%, FRN,
5.163%, 01/18/27(*) ... 9,169 9,229,189
Commonwealth Bank of Australia
Ω SOFR+0.63%, FRN,
4.983%, 09/12/25(*) ... 6,132 6,135,673
Ω SOFR+0.75%, FRN,
5.104%, 03/13/26(*) ... 3,541 3,551,987
SOFR+0.75%, FRN,
5.104%, 03/13/26(*) ... 3,000 3,009,308
Ω SOFR+0.52%, FRN,
4.874%, 06/15/26(*) ... 4,193 4,202,046
Ω SOFR+0.46%, FRN,
4.808%, 11/27/26(*) ... 11,272 11,294,792
SOFR+0.46%, FRN,
4.808%, 11/27/26(*) ... 3,388 3,394,850
Glencore Funding LLC
Ω 1.625% 09/01/25 ..... 410 408,908
Ω SOFRINDX+0.75%, FRN,
5.109%, 10/01/26(*) ... 7,631 7,638,969
Ω SOFRINDX+1.06%, FRN,
5.415%, 04/04/27(*) ... 161 161,747
Macquarie Bank, Ltd.
Ω SOFR+1.20%, FRN,
5.551%, 12/07/26(*) ... 2,700 2,723,927
SOFR+0.92%, FRN,
5.277%, 07/02/27(*) ... 5,000 5,043,550
Ω SOFR+0.92%, FRN,
5.277%, 07/02/27(*) ... 663 668,775
National Australia Bank, Ltd.
Ω SOFR+0.65%, FRN,
5.002%, 12/10/25(*) ... 2,579 2,583,123
Ω SOFR+0.62%, FRN,
4.973%, 06/11/27(*) ... 300 300,955
Scentre Group Trust 1/ Scentre
Group Trust 2
Ω 3.250% 10/28/25 ..... 4,000 3,985,063
3.625% 01/28/26 ..... 3,000 2,983,316
Ω 3.625% 01/28/26 ..... 588 584,738
Westpac Banking Corp.
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
SOFR+1.00%, FRN,
5.347%, 08/26/25(*) ... 2,196 $ 2,197,342
SOFR+0.72%, FRN,
5.064%, 11/17/25(*) ... 375 375,570
SOFR+0.42%, FRN,
4.782%, 04/16/26(*) ... 9,046 9,054,465
SOFR+0.52%, FRN,
4.871%, 06/03/26(*) ... 5,111 5,119,484
SOFR+0.46%, FRN,
4.813%, 10/20/26(*) ... 9,168 9,181,125
TOTAL AUSTRALIA ........ 101,826,607
CANADA — (4.0%)
Bank of Montreal
SOFRINDX+0.95%, FRN,
5.309%, 09/25/25(*) ... 3,695 3,699,471
SOFRINDX+1.33%, FRN,
5.680%, 06/05/26(*) ... 195 196,677
SOFRINDX+0.62%, FRN,
4.974%, 09/15/26(*),
MTN ............... 2,650 2,657,287
SOFRINDX+1.16%, FRN,
5.513%, 12/11/26(*) ... 3,330 3,361,417
SOFRINDX+0.76%, FRN,
5.111%, 06/04/27(*) ... 808 812,452
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.896%, 03/02/26(*) ... 2,340 2,342,317
SOFR+0.61%, FRN,
4.964%, 09/15/26(*) ... 450 450,648
SOFRINDX+0.78%, FRN,
5.134%, 06/04/27(*) ... 2,436 2,446,330
Canadian Imperial Bank of
Commerce
3.945% 08/04/25 ..... 809 808,955
SOFR+1.22%, FRN,
5.577%, 10/02/26(*) ... 6,300 6,357,936
CPPIB Capital, Inc.
SOFR+1.25%, FRN,
5.601%, 03/11/26(*) ... 4,220 4,244,870
Magna International, Inc.
4.150% 10/01/25 ..... 2,550 2,547,289
Province of British Columbia
Canada
# 6.500% 01/15/26 ..... 350 352,830
Royal Bank of Canada
SOFRINDX+0.57%, FRN,
4.925%, 04/27/26(*) ... 2,225 2,229,015
# SOFRINDX+1.08%, FRN,
5.433%, 07/20/26(*) ... 4,957 4,993,934

107
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
SOFRINDX+0.59%, FRN,
4.944%, 11/02/26(*),
MTN ............... 585 $ 586,206
SOFRINDX+0.95%, FRN,
5.303%, 01/19/27(*) ... 2,844 2,864,034
SOFRINDX+0.71%, FRN,
5.063%, 01/21/27(*) ... 2,075 2,081,033
Toronto-Dominion Bank (The)
SOFR+0.48%, FRN,
4.840%, 10/10/25(*) ... 950 950,522
SOFR+1.08%, FRN,
5.434%, 07/17/26(*) ... 5,674 5,712,954
SOFR+0.59%, FRN,
4.942%, 09/10/26(*) ... 600 600,855
SOFR+0.62%, FRN,
4.975%, 12/17/26(*) ... 4,331 4,345,206
SOFR+0.73%, FRN,
5.085%, 04/05/27(*) ... 700 703,644
TransCanada PipeLines , Ltd.
4.875% 01/15/26 ..... 199 198,974
TOTAL CANADA .......... 55,544,856
FINLAND — (0.0%)
Nordea Bank Abp
Ω SOFR+0.74%, FRN,
5.097%, 03/19/27(*) ... 200 200,997
TOTAL FINLAND .......... 200,997
FRANCE — (1.2%)
Banque Federative du Credit
Mutuel SA
Ω SOFRINDX+1.40%, FRN,
5.753%, 07/13/26(*) ... 450 454,580
Ω SOFR+1.13%, FRN,
5.484%, 01/23/27(*) ... 1,900 1,913,213
BPCE SA
Ω SOFR+0.96%, FRN,
5.317%, 09/25/25(*) ... 1,495 1,496,718
Ω 5.100% 01/26/26 ..... 1,797 1,801,523
Credit Agricole SA
Ω SOFR+1.29%, FRN,
5.645%, 07/05/26(*) ... 2,714 2,738,233
Ω SOFR+0.87%, FRN,
5.223%, 03/11/27(*) ... 1,560 1,564,277
Societe Generale SA
# SOFR+1.10%, FRN,
5.444%, 02/19/27(*) ... 6,200 6,211,465
TOTAL FRANCE .......... 16,180,009
GERMANY — (2.8%)
Bayer US Finance II LLC
Ω 5.500% 08/15/25 ..... 400 400,077
Ω 4.250% 12/15/25 ..... 800 797,960
BMW US Capital LLC
Ω SOFRINDX+0.62%, FRN,
4.960%, 08/11/25(*) ... 3,000 3,000,426
Face
Amount^
Value
(000)
GERMANY — (Continued)
Ω SOFRINDX+0.55%, FRN,
4.907%, 04/02/26(*) ... 1,186 $ 1,186,893
Ω SOFRINDX+0.80%, FRN,
5.142%, 08/13/26(*) ... 4,445 4,456,297
Ω SOFRINDX+0.78%, FRN,
5.137%, 03/19/27(*) ... 825 825,578
Daimler Truck Finance North
America LLC
Ω 5.150% 01/16/26 ..... 600 601,309
Deutsche Bank AG
4.100% 01/13/26 ..... 6,800 6,776,160
4.100% 01/13/26 ..... 1,148 1,144,056
1.686% 03/19/26 ..... 564 554,022
Landeskreditbank Baden-
Wuerttemberg Foerderbank
SOFRINDX+1.00%, FRN,
5.342%, 05/08/26(*) ... 600 603,438
Mercedes-Benz Finance North
America LLC
Ω SOFR+0.57%, FRN,
4.910%, 08/01/25(*) ... 3,527 3,527,000
Ω 5.375% 11/26/25 ..... 248 248,476
4.900% 01/09/26 ..... 2,000 2,002,198
Ω SOFR+0.67%, FRN,
5.026%, 01/09/26(*) ... 2,130 2,132,390
Ω SOFR+0.63%, FRN,
4.986%, 07/31/26(*) ... 1,044 1,046,833
T-Mobile USA, Inc.
# 1.500% 02/15/26 ..... 4,580 4,505,472
Volkswagen Group of America
Finance LLC
Ω SOFR+0.93%, FRN,
5.283%, 09/12/25(*) ... 1,298 1,299,155
Ω 1.250% 11/24/25 ..... 373 368,932
Ω SOFR+0.83%, FRN,
5.187%, 03/20/26(*) ... 2,414 2,416,103
Ω SOFR+1.06%, FRN,
5.403%, 08/14/26(*) ... 1,333 1,337,056
TOTAL GERMANY ........ 39,229,831
IRELAND — (0.2%)
AerCap Ireland Capital
DAC/ AerCap Global Aviation
Trust
4.450% 10/01/25 ..... 1,986 1,984,924
# 1.750% 01/30/26 ..... 550 542,548
TOTAL IRELAND .......... 2,527,472
ITALY — (0.1%)
Intesa Sanpaolo SpA
Ω 7.000% 11/21/25 ..... 1,350 1,358,342
TOTAL ITALY ............ 1,358,342
JAPAN — (4.3%)
7-Eleven, Inc.
Ω
# 0.950% 02/10/26 ..... 1,650 1,617,190
Aircastle , Ltd.

108
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
JAPAN — (Continued)
Ω 5.250% 08/11/25 ..... 7,979 $ 7,979,000
4.250% 06/15/26 ..... 87 86,661
American Honda Finance Corp.
SOFR+0.60%, FRN,
4.943%, 08/14/25(*) ... 1,007 1,007,114
SOFRINDX+0.79%, FRN,
5.146%, 10/03/25(*) ... 540 540,589
5.800% 10/03/25 ..... 44 44,079
SOFR+0.50%, FRN,
4.853%, 10/10/25(*) ... 622 622,223
4.950% 01/09/26 ..... 150 150,201
SOFR+0.71%, FRN,
5.063%, 01/09/26(*) ... 1,853 1,856,293
SOFR+0.92%, FRN,
5.273%, 01/12/26(*) ... 1,207 1,210,200
SOFR+0.50%, FRN,
4.853%, 01/12/26(*) ... 68 68,060
SOFR+0.55%, FRN,
4.895%, 05/21/26(*) ... 68 68,082
SOFRINDX+0.72%, FRN,
5.075%, 10/05/26(*) ... 4,843 4,852,096
SOFR+0.77%, FRN,
5.123%, 03/12/27(*) ... 195 195,256
Aviation Capital Group LLC
Ω 4.125% 08/01/25 ..... 4,016 4,016,000
Ω 4.875% 10/01/25 ..... 918 916,508
Ω 1.950% 01/30/26 ..... 4,200 4,141,182
Nomura Holdings, Inc.
5.709% 01/09/26 ..... 1,025 1,028,360
Sumitomo Mitsui Financial
Group, Inc.
SOFR+1.43%, FRN,
5.783%, 01/13/26(*) ... 1,260 1,266,357
5.464% 01/13/26 ..... 655 657,345
SOFR+1.30%, FRN,
5.653%, 07/13/26(*) ... 1,219 1,228,595
SOFR+0.88%, FRN,
5.233%, 01/14/27(*) ... 4,530 4,555,846
Sumitomo Mitsui Trust Bank, Ltd.
Ω SOFR+1.12%, FRN,
5.471%, 03/09/26(*) ... 1,069 1,074,355
SOFR+1.12%, FRN,
5.471%, 03/09/26(*) ... 1,000 1,005,009
Ω SOFR+1.15%, FRN,
5.503%, 09/14/26(*) ... 4,252 4,291,979
SOFR+1.15%, FRN,
5.503%, 09/14/26(*) ... 4,200 4,239,490
Toyota Motor Credit Corp.
SOFR+0.65%, FRN,
5.003%, 09/11/25(*) ... 935 935,542
SOFR+0.65%, FRN,
5.005%, 01/05/26(*) ... 1,268 1,269,940
SOFRINDX+0.45%, FRN,
4.803%, 04/10/26(*),
MTN ............... 1,455 1,456,441
Face
Amount^
Value
(000)
JAPAN — (Continued)
SOFR+0.45%, FRN,
4.793%, 05/15/26(*) ... 2,285 $ 2,286,999
SOFRINDX+0.89%, FRN,
5.234%, 05/18/26(*) ... 450 451,982
SOFR+0.77%, FRN,
5.110%, 08/07/26(*) ... 3,604 3,620,937
SOFR+0.47%, FRN,
4.825%, 01/08/27(*) ... 700 699,853
SOFR+0.65%, FRN,
5.007%, 03/19/27(*) ... 1,003 1,004,898
TOTAL JAPAN ............ 60,444,662
NETHERLANDS — (1.7%)
Cooperatieve Rabobank UA
SOFRINDX+0.71%, FRN,
5.063%, 01/09/26(*) ... 4,100 4,109,109
SOFRINDX+0.62%, FRN,
4.969%, 08/28/26(*) ... 8,297 8,327,658
SOFRINDX+0.90%, FRN,
5.255%, 10/05/26(*) ... 703 708,475
SOFR+0.59%, FRN,
4.938%, 05/27/27(*) ... 8,867 8,888,787
ING Groep NV
4.625% 01/06/26 ..... 1,700 1,700,002
TOTAL NETHERLANDS .... 23,734,031
NORWAY — (0.3%)
Kommunalbanken A/S
SOFRINDX+1.00%, FRN,
5.353%, 06/17/26(*) ... 4,800 4,827,861
TOTAL NORWAY ......... 4,827,861
SINGAPORE — (0.1%)
DBS Group Holdings, Ltd.
Ω SOFR+0.61%, FRN,
4.961%, 09/12/25(*) ... 300 300,069
SOFR+0.61%, FRN,
4.961%, 09/12/25(*) ... 1,000 1,000,230
TOTAL SINGAPORE ....... 1,300,299
SPAIN — (0.2%)
Banco Bilbao Vizcaya Argentaria
SA
1.125% 09/18/25 ..... 200 199,077
Banco Santander SA
5.147% 08/18/25 ..... 2,000 1,999,852
TOTAL SPAIN ............ 2,198,929
SUPRANATIONAL — (2.8%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.353%, 06/16/26(*) ... 850 855,534
SOFRINDX+1.00%, FRN,
5.346%, 08/27/26(*) ... 200 201,822
Asian Infrastructure Investment
Bank (The)

109
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
SOFR+0.22%, FRN,
4.573%, 04/15/26(*),
MTN ............... 8,000 $ 8,002,572
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.543%, 04/14/26(*) ... 1,500 1,499,580
Inter-American Development
Bank
SOFRINDX+0.20%, FRN,
4.540%, 02/10/26(*) ... 3,500 3,502,937
SOFRINDX+0.17%, FRN,
4.523%, 09/16/26(*) ... 7,117 7,117,142
SOFRINDX+0.28%, FRN,
4.633%, 04/12/27(*) ... 1,300 1,300,479
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
4.664%, 09/18/25(*) ... 1,544 1,543,892
SOFRINDX+0.18%, FRN,
4.533%, 06/15/26(*) ... 355 354,851
SOFRINDX+0.31%, FRN,
4.666%, 09/23/26(*) ... 566 566,522
SOFRINDX+0.37%, FRN,
4.723%, 01/12/27(*) ... 9,200 9,215,553
SOFRINDX+0.28%, FRN,
4.625%, 02/23/27(*) ... 3,700 3,703,404
International Finance Corp.
SOFRINDX+0.28%, FRN,
4.633%, 03/16/26(*) ... 1,050 1,050,473
TOTAL SUPRANATIONAL .. 38,914,761
SWEDEN — (0.5%)
Svensk Exportkredit AB
SOFRINDX+1.00%, FRN,
5.355%, 08/03/26(*) ... 700 705,268
Svenska Handelsbanken AB
Ω SOFR+1.25%, FRN,
5.604%, 06/15/26(*) ... 6,300 6,350,123
Ω SOFR+0.66%, FRN,
5.009%, 05/28/27(*) ... 631 632,982
TOTAL SWEDEN .......... 7,688,373
SWITZERLAND — (0.7%)
UBS AG
SOFR+0.93%, FRN,
5.283%, 09/11/25(*) ... 6,194 6,199,760
5.800% 09/11/25 ..... 495 495,562
UBS Group AG
Ω 4.125% 09/24/25 ..... 2,500 2,497,603
TOTAL SWITZERLAND ..... 9,192,925
UNITED KINGDOM — (1.5%)
Barclays PLC
4.375% 01/12/26 ..... 10,110 10,102,381
HSBC USA, Inc.
Face
Amount^
Value
(000)
UNITED KINGDOM — (Continued)
SOFR+0.96%, FRN,
5.311%, 03/04/27(*) ... 5,239 $ 5,275,680
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
5.244%, 05/17/27(*) ... 150 150,906
Standard Chartered Bank
SOFR+0.65%, FRN,
5.005%, 10/08/26(*),
MTN ............... 5,450 5,466,001
TOTAL UNITED KINGDOM .. 20,994,968
UNITED STATES — (27.3%)
3M Co.
3.000% 08/07/25, MTN 159 158,959
AEP Texas, Inc.
Ω 3.850% 10/01/25 ..... 5,645 5,636,861
AES Corp. (The)
1.375% 01/15/26 ..... 4,242 4,174,978
Affiliated Managers Group, Inc.
3.500% 08/01/25 ..... 1,794 1,794,000
Allstate Corp. (The)
0.750% 12/15/25 ..... 150 147,938
American Electric Power Co.,
Inc.
1.000% 11/01/25 ..... 595 589,515
American Express Co.
4.200% 11/06/25 ..... 3,300 3,297,095
SOFR+0.76%, FRN,
5.102%, 02/13/26(*) ... 6,007 6,018,309
SOFRINDX+0.65%, FRN,
5.005%, 11/04/26(*) ... 2,295 2,300,718
American Tower Corp.
1.300% 09/15/25 ..... 800 796,422
4.400% 02/15/26 ..... 4,600 4,593,271
Apple, Inc.
0.550% 08/20/25 ..... 150 149,703
Ares Capital Corp.
3.875% 01/15/26 ..... 829 825,527
2.150% 07/15/26 ..... 510 497,862
AT&T, Inc.
3.875% 01/15/26 ..... 741 737,739
Bank of America NA
SOFR+1.02%, FRN,
5.364%, 08/18/26(*) ... 1,723 1,736,265
Boardwalk Pipelines, LP
5.950% 06/01/26 ..... 9,028 9,089,461
Boeing Co. (The)
2.600% 10/30/25 ..... 8,646 8,597,595
3.100% 05/01/26 ..... 600 592,739
2.250% 06/15/26 ..... 196 191,913
Boston Properties, LP
3.650% 02/01/26 ..... 2,669 2,654,699
Bristol-Myers Squibb Co.
SOFR+0.49%, FRN,
4.835%, 02/20/26(*) ... 1,000 1,001,300

110
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Bunge, Ltd. Finance Corp.
1.630% 08/17/25 ..... 2,950 $ 2,945,424
Capital One Financial Corp.
4.500% 01/30/26 ..... 600 599,423
Caterpillar Financial Services
Corp.
SOFR+0.46%, FRN,
4.795%, 08/11/25(*) ... 1,939 1,939,080
SOFR+0.46%, FRN,
4.808%, 02/27/26(*) ... 4,036 4,040,470
SOFR+0.69%, FRN,
5.044%, 10/16/26(*) ... 808 812,249
SOFR+0.38%, FRN,
4.735%, 01/07/27(*) ... 570 570,343
SOFR+0.52%, FRN,
4.863%, 05/14/27(*) ... 300 300,470
Charles Schwab Corp. (The)
3.450% 02/13/26 ..... 150 149,081
SOFRINDX+0.52%, FRN,
4.862%, 05/13/26(*) ... 3,490 3,491,594
SOFRINDX+1.05%, FRN,
5.401%, 03/03/27(*) ... 5,100 5,145,206
Chevron USA, Inc.
SOFRINDX+0.36%, FRN,
4.707%, 02/26/27(*) ... 13,173 13,194,990
Citibank NA
SOFR+0.81%, FRN,
5.165%, 09/29/25(*) ... 613 613,314
SOFRINDX+0.59%, FRN,
4.945%, 04/30/26(*) ... 1,215 1,217,594
SOFR+0.71%, FRN,
5.062%, 08/06/26(*) ... 8,208 8,241,817
SOFRINDX+1.06%, FRN,
5.411%, 12/04/26(*) ... 1,939 1,954,327
SOFR+0.78%, FRN,
5.133%, 05/29/27(*) ... 978 982,483
CNA Financial Corp.
4.500% 03/01/26 ..... 654 653,014
Colgate-Palmolive Co.
3.100% 08/15/25 ..... 1,155 1,154,259
Constellation Brands, Inc.
4.400% 11/15/25 ..... 250 249,728
COPT Defense Properties, LP
2.250% 03/15/26 ..... 100 98,255
Crown Castle, Inc.
4.450% 02/15/26 ..... 3,465 3,460,350
CVS Health Corp.
5.000% 02/20/26 ..... 250 250,216
Devon Energy Corp.
5.850% 12/15/25 ..... 4,927 4,934,372
Dominion Energy, Inc.
3.900% 10/01/25 ..... 8,000 7,989,705
DuPont de Nemours, Inc.
4.493% 11/15/25 ..... 9,142 9,131,722
eBay, Inc.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.900% 11/22/25 ..... 808 $ 810,274
Edison International
4.700% 08/15/25 ..... 366 365,944
Elevance Health, Inc.
5.350% 10/15/25 ..... 300 300,206
Energy Transfer, LP
5.950% 12/01/25 ..... 1,561 1,562,417
4.750% 01/15/26 ..... 5,150 5,149,716
Entergy Corp.
0.900% 09/15/25 ..... 33 32,849
Enterprise Products Operating
LLC
5.050% 01/10/26 ..... 150 150,270
3.700% 02/15/26 ..... 1,500 1,492,934
Equinix , Inc.
1.000% 09/15/25 ..... 1,033 1,027,905
ERAC USA Finance LLC
Ω 3.800% 11/01/25 ..... 150 149,625
Eversource Energy
0.800% 08/15/25 ..... 860 858,730
Expedia Group, Inc.
5.000% 02/15/26 ..... 900 900,276
Flex, Ltd.
3.750% 02/01/26 ..... 1,541 1,532,903
General Electric Co.
6.125% 10/01/25 ..... 150 150,184
TSFR3M+0.64%, FRN,
4.963%, 05/05/26(*),
MTN ............... 7,059 7,070,734
General Motors Financial Co.,
Inc.
6.050% 10/10/25 ..... 3,595 3,603,081
1.250% 01/08/26 ..... 542 534,002
5.250% 03/01/26 ..... 3,179 3,182,026
SOFR+1.04%, FRN,
5.387%, 02/26/27(*) ... 640 639,993
Georgia Power Co.
SOFRINDX+0.28%, FRN,
4.634%, 09/15/26(*) ... 2,354 2,353,759
Georgia-Pacific LLC
Ω 1.750% 09/30/25 ..... 320 318,522
GlaxoSmithKline Capital PLC
SOFR+0.50%, FRN,
4.853%, 03/12/27(*) ... 12,168 12,211,995
Home Depot, Inc. (The)
SOFR+0.33%, FRN,
4.687%, 12/24/25(*) ... 11,887 11,895,734
Horace Mann Educators Corp.
4.500% 12/01/25 ..... 250 249,524
Host Hotels & Resorts, LP
4.500% 02/01/26 ..... 1,150 1,147,668
Illumina, Inc.
5.800% 12/12/25 ..... 350 350,627
Intel Corp.
4.875% 02/10/26 ..... 1,657 1,657,917

111
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Intercontinental Exchange, Inc.
3.750% 12/01/25 ..... 1,695 $ 1,689,609
Jersey Central Power & Light Co.
Ω 4.300% 01/15/26 ..... 545 543,571
John Deere Capital Corp.
SOFR+0.48%, FRN,
4.834%, 10/22/25(*) ... 105 105,076
SOFR+0.57%, FRN,
4.921%, 03/03/26(*) ... 2,105 2,108,872
SOFR+0.44%, FRN,
4.791%, 03/06/26(*) ... 6,120 6,127,095
SOFR+0.79%, FRN,
5.140%, 06/08/26(*),
MTN ............... 2,214 2,221,304
SOFR+0.40%, FRN,
4.759%, 01/05/27(*) ... 160 160,143
SOFR+0.60%, FRN,
4.953%, 04/19/27(*) ... 323 324,014
JPMorgan Chase Bank NA
SOFR+0.62%, FRN,
4.977%, 04/29/26(*) ... 700 701,950
SOFR+1.00%, FRN,
5.351%, 12/08/26(*) ... 1,050 1,057,834
Juniper Networks, Inc.
1.200% 12/10/25 ..... 600 592,151
Keurig Dr Pepper, Inc.
SOFR+0.58%, FRN,
4.926%, 11/15/26(*) ... 8,357 8,376,781
SOFRINDX+0.88%, FRN,
5.234%, 03/15/27(*) ... 892 897,223
KeyBank NA/Cleveland OH
4.150% 08/08/25 ..... 7,113 7,111,311
KeyCorp
4.150% 10/29/25, MTN 1,203 1,201,177
Lowe's Cos., Inc.
4.400% 09/08/25 ..... 9,382 9,378,139
LYB International Finance III LLC
1.250% 10/01/25 ..... 8,210 8,158,644
McKesson Corp.
0.900% 12/03/25 ..... 150 148,082
Morgan Stanley
3.875% 01/27/26 ..... 4,350 4,335,285
Morgan Stanley Bank NA
SOFR+1.17%, FRN,
5.520%, 10/30/26(*) ... 1,334 1,346,030
MPLX, LP
1.750% 03/01/26 ..... 3,506 3,446,914
National Rural Utilities
Cooperative Finance Corp.
SOFR+0.40%, FRN,
4.751%, 12/03/25(*),
MTN ............... 4,511 4,513,635
SOFR+0.80%, FRN,
5.154%, 02/05/27(*) ... 2,861 2,871,942
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
National Securities Clearing
Corp.
Ω SOFR+0.57%, FRN,
4.915%, 05/20/27(*) ... 2,750 $ 2,756,955
NextEra Energy Capital
Holdings, Inc.
5.749% 09/01/25 ..... 3,263 3,265,027
4.950% 01/29/26 ..... 644 644,978
SOFRINDX+0.76%, FRN,
5.117%, 01/29/26(*) ... 3,485 3,493,104
NiSource, Inc.
0.950% 08/15/25 ..... 9,050 9,038,148
NNN REIT, Inc.
4.000% 11/15/25 ..... 1,245 1,242,002
Omega Healthcare Investors,
Inc.
5.250% 01/15/26 ..... 1,500 1,498,867
ONEOK, Inc.
5.850% 01/15/26 ..... 4,063 4,083,679
Ovintiv , Inc.
5.375% 01/01/26 ..... 550 550,492
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 1.200% 11/15/25 ..... 9,808 9,706,857
PepsiCo, Inc.
SOFRINDX+0.40%, FRN,
4.742%, 02/13/26(*) ... 4,894 4,899,465
Philip Morris International, Inc.
5.000% 11/17/25 ..... 400 400,461
Plains All American Pipeline, LP/
PAA Finance Corp.
4.650% 10/15/25 ..... 8,377 8,374,424
Public Service Enterprise Group,
Inc.
0.800% 08/15/25 ..... 5,200 5,192,204
Public Storage Operating Co.
SOFRINDX+0.70%, FRN,
5.054%, 04/16/27(*) ... 1,820 1,823,416
PulteGroup, Inc.
5.500% 03/01/26 ..... 9,600 9,615,141
Ralph Lauren Corp.
3.750% 09/15/25 ..... 329 328,476
Realty Income Corp.
4.625% 11/01/25 ..... 190 189,903
Roche Holdings, Inc.
Ω SOFR+0.74%, FRN,
5.082%, 11/13/26(*) ... 504 507,271
Royalty Pharma PLC
1.200% 09/02/25 ..... 8,704 8,674,135
Rtx Corp.
3.950% 08/16/25 ..... 3,800 3,798,434
RTX Corp.
5.000% 02/27/26 ..... 1,985 1,988,689
Ryder System, Inc.
3.350% 09/01/25, MTN 675 673,784

112
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Schlumberger Holdings Corp.
Ω 4.000% 12/21/25 ..... 990 $ 986,995
Sherwin-Williams Co. (The)
3.450% 08/01/25 ..... 150 150,000
4.250% 08/08/25 ..... 1,602 1,601,839
Simon Property Group, LP
3.500% 09/01/25 ..... 300 299,704
3.300% 01/15/26 ..... 1,555 1,546,350
Southern Power Co.
0.900% 01/15/26 ..... 316 310,758
State Street Bank & Trust Co.
SOFR+0.46%, FRN,
4.806%, 11/25/26(*) ... 1,690 1,691,105
State Street Corp.
SOFR+0.85%, FRN,
5.198%, 08/03/26(*) ... 426 427,884
Stryker Corp.
3.375% 11/01/25 ..... 150 149,524
Sutter Health
1.321% 08/15/25 ..... 505 504,358
Synchrony Financial
3.700% 08/04/26 ..... 242 239,529
Sysco Corp.
3.750% 10/01/25 ..... 3,150 3,144,584
Tanger Properties, LP
3.125% 09/01/26 ..... 100 98,127
Transcontinental Gas Pipe Line
Co. LLC
7.850% 02/01/26 ..... 647 652,300
Truist Financial Corp.
1.200% 08/05/25, MTN 752 751,714
UnitedHealth Group, Inc.
SOFR+0.50%, FRN,
4.853%, 07/15/26(*) ... 7,348 7,364,772
Unum Group
3.875% 11/05/25 ..... 50 49,849
Ventas Realty, LP
4.125% 01/15/26 ..... 250 249,157
Walmart, Inc.
SOFRINDX+0.43%, FRN,
4.786%, 04/28/27(*) ... 525 527,138
Walt Disney Co. (The)
7.700% 10/30/25 ..... 295 296,866
WEC Energy Group, Inc.
5.000% 09/27/25 ..... 150 150,044
4.750% 01/09/26 ..... 1,753 1,753,096
Wells Fargo & Co.
3.550% 09/29/25, MTN 642 640,813
Wells Fargo Bank NA
SOFR+0.71%, FRN,
5.063%, 01/15/26(*) ... 4,900 4,909,092
SOFR+1.06%, FRN,
5.400%, 08/07/26(*) ... 1,570 1,580,014
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
SOFR+1.07%, FRN,
5.423%, 12/11/26(*) ... 1,710 $ 1,725,496
Williams Cos., Inc. (The)
4.000% 09/15/25 ..... 8,296 8,285,173
Zimmer Biomet Holdings, Inc.
3.050% 01/15/26 ..... 150 148,930
Zoetis, Inc.
5.400% 11/14/25 ..... 408 408,575
TOTAL UNITED STATES ... 380,208,650
TOTAL BONDS ........... 766,373,573
U.S. TREASURY OBLIGATIONS
— (4.3%)
U.S. Treasury Notes
USBMMY3M + 0.17%, FRN,
4.379% 10/31/25(*) ........ 31,374 31,386,086
USBMMY3M + 0.25%, FRN,
4.454% 01/31/26(*) ........ 15,400 15,415,234
USBMMY3M + 0.15%, FRN,
4.359% 04/30/26(*) ........ 1,499 1,500,157
USBMMY3M + 0.18%, FRN,
4.391% 07/31/26(*) ........ 3,752 3,755,973
USBMMY3M + 0.21%, FRN,
4.414% 10/31/26(*) ........ 7,500 7,508,189
TOTAL U.S. TREASURY
OBLIGATIONS ............ 59,565,639
COMMERCIAL PAPER — (40.6%)
AUSTRALIA — (0.9%)
Glencore Funding LLC
4.610% 09/10/25 ..... 1,500 1,492,163
Macquarie Bank, Ltd.
Ω 4.440% 09/04/25 ..... 3,000 2,987,094
Telstra Group, Ltd.
4.430% 09/10/25 ..... 2,500 2,487,441
Ω 4.580% 10/03/25 ..... 2,750 2,727,795
4.650% 10/31/25 ..... 2,250 2,223,592
TOTAL AUSTRALIA ........ 11,918,085
CANADA — (5.1%)
Alimentation Couche Tard, Inc.
4.610% 08/04/25 ..... 6,245 6,241,800
4.620% 08/05/25 ..... 500 499,680
4.650% 08/14/25 ..... 1,000 998,195
Canadian National Railway Co.
4.730% 08/06/25 ..... 3,100 3,097,557
Ω 4.420% 08/06/25 ..... 5,000 4,996,318
4.760% 08/25/25 ..... 6,000 5,980,226
4.480% 09/09/25 ..... 7,000 6,965,311
4.490% 09/11/25 ..... 1,250 1,243,487
Canadian Pacific Railway Co.
Ω 4.600% 08/26/25 ..... 1,750 1,744,207
Enbridge Gas Distribution
4.600% 08/29/25 ..... 9,750 9,714,021
Magna International, Inc.
4.600% 08/26/25 ..... 3,500 3,488,409

113
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (Continued)
Nutrien , Ltd.
4.640% 08/29/25 ..... 1,000 $ 996,277
Province of Quebec
4.370% 10/08/25 ..... 7,000 6,941,825
TELUS Corp.
5.030% 09/04/25 ..... 4,000 3,980,536
5.060% 10/03/25 ..... 2,900 2,874,126
5.060% 10/06/25 ..... 2,369 2,346,877
4.820% 01/16/26 ..... 1,000 976,570
TransCanada PipeLines , Ltd.
4.580% 08/13/25 ..... 8,000 7,986,790
4.600% 08/26/25 ..... 500 498,345
TOTAL CANADA .......... 71,570,557
FRANCE — (0.3%)
Caisse des Depots et
Consignations
Ω 4.390% 09/30/25 ..... 2,500 2,481,532
Societe Generale North America
4.420% 10/31/25 ..... 1,700 1,680,992
TOTAL FRANCE .......... 4,162,524
GERMANY — (3.5%)
BASF SE
Ω 4.710% 09/30/25 ..... 11,750 11,656,995
Ω 4.760% 11/07/25 ..... 1,653 1,631,658
Bayer Corp.
4.690% 09/22/25 ..... 1,500 1,489,725
4.690% 09/23/25 ..... 6,000 5,958,114
Erste Abwicklungsanstalt
Ω 4.350% 08/28/25 ..... 1,000 996,632
Kreditanstalt fuer Wiederaufbau
4.280% 08/04/25 ..... 3,000 2,998,573
4.280% 08/07/25 ..... 2,500 2,497,920
4.290% 08/12/25 ..... 4,000 3,994,293
4.300% 08/26/25 ..... 500 498,450
NRW Bank
4.340% 08/18/25 ..... 1,000 997,832
4.350% 08/25/25 ..... 6,000 5,981,926
Ω 4.370% 09/23/25 ..... 5,000 4,967,450
VW Credit, Inc.
4.600% 09/04/25 ..... 3,000 2,986,637
4.630% 09/25/25 ..... 1,500 1,489,276
TOTAL GERMANY ........ 48,145,481
ITALY — (1.2%)
Enel Finance America LLC
Ω 4.600% 08/29/25 ..... 9,000 8,966,785
Intesa Funding LLC
4.810% 10/20/25 ..... 2,250 2,225,887
4.820% 11/12/25 ..... 2,000 1,972,525
Intesa Sanpaolo Funding LLC
4.810% 10/14/25 ..... 1,500 1,485,109
4.820% 11/03/25 ..... 2,500 2,468,608
TOTAL ITALY ............ 17,118,914
Face
Amount^
Value
(000)
JAPAN — (1.0%)
American Honda Finance Corp.
4.680% 09/22/25 ..... 2,000 $ 1,986,323
MUFG Bank, Ltd.
4.380% 09/11/25 ..... 12,000 11,938,971
TOTAL JAPAN ............ 13,925,294
SINGAPORE — (0.4%)
DBS Bank, Ltd.
Ω 4.350% 08/29/25 ..... 4,000 3,986,018
Ω 4.390% 09/24/25 ..... 1,750 1,738,339
TOTAL SINGAPORE ....... 5,724,357
SPAIN — (0.7%)
Avangrid , Inc.
Ω 4.580% 08/14/25 ..... 500 499,110
Ω 4.550% 08/20/25 ..... 8,750 8,727,947
4.490% 08/28/25 ..... 1,000 996,519
TOTAL SPAIN ............ 10,223,576
UNITED KINGDOM — (1.5%)
BAT International Finance PLC
Ω 4.540% 08/04/25 ..... 2,000 1,998,991
Ω 4.600% 08/22/25 ..... 1,000 997,197
Ω 4.600% 08/25/25 ..... 500 498,408
Ω 4.670% 10/23/25 ..... 2,250 2,225,766
LSEGA Financing PLC
Ω 4.450% 08/04/25 ..... 6,500 6,496,789
4.460% 08/08/25 ..... 500 499,505
4.510% 09/12/25 ..... 1,000 994,645
4.510% 09/16/25 ..... 5,000 4,970,719
Reckitt Benckiser Treasury
Services PLC
Ω 4.580% 08/29/25 ..... 2,500 2,490,807
TOTAL UNITED KINGDOM .. 21,172,827
UNITED STATES — (26.0%)
AbbVie, Inc.
Ω 4.600% 09/03/25 ..... 5,000 4,978,366
Ω 4.610% 09/16/25 ..... 5,006 4,976,021
Alphabet, Inc.
Ω 4.360% 09/23/25 ..... 1,500 1,490,258
Amcor Finance USA, Inc.
4.600% 08/27/25 ..... 3,000 2,989,689
Amcor Flexibles North America,
Inc.
4.570% 08/06/25 ..... 5,500 5,495,813
4.650% 08/11/25 ..... 750 748,936
4.740% 08/27/25 ..... 500 498,228
Ameren Corp.
4.550% 08/18/25 ..... 9,000 8,979,552
Archer-Daniels-Midland
4.380% 09/02/25 ..... 10,000 9,959,997
Becton Dickinson Co.
4.600% 08/19/25 ..... 5,500 5,486,690
4.630% 09/25/25 ..... 2,000 1,985,701
Boston Properties, LP
Ω 4.570% 08/04/25 ..... 1,250 1,249,365

114
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.580% 08/06/25 ..... 500 $ 499,619
4.630% 09/03/25 ..... 5,000 4,978,224
Brown Forman Corp.
4.430% 08/05/25 ..... 5,000 4,996,923
4.440% 08/06/25 ..... 5,000 4,996,304
Campbell Soup Co.
4.690% 09/11/25 ..... 750 745,915
Campbell's Co. (The)
Ω 4.660% 08/13/25 ..... 6,500 6,489,079
Charles Schwab Corp. (The)
4.390% 09/12/25 ..... 2,500 2,486,972
4.410% 11/14/25 ..... 1,000 987,178
Chevron Phillips Chemical Co.
LLC
Ω 4.510% 09/17/25 ..... 11,000 10,934,206
Ω 4.510% 09/18/25 ..... 1,250 1,242,367
CRH America Finance, Inc.
4.620% 09/22/25 ..... 7,000 6,952,667
Ω 4.640% 09/29/25 ..... 1,250 1,240,417
4.660% 10/16/25 ..... 1,500 1,485,205
4.590% 10/21/25 ..... 500 494,744
Crown Castle International Corp.
5.050% 09/04/25 ..... 750 746,336
Crown Castle, Inc.
Ω 4.970% 08/05/25 ..... 250 249,828
CVS Health Corp.
Ω 5.110% 09/30/25 ..... 2,000 1,982,816
Dominion Energy, Inc.
Ω 4.530% 08/06/25 ..... 1,075 1,074,189
Dominion Resources, Inc.
4.350% 09/02/25 ..... 1,000 995,801
Dow Chemical Co.
4.650% 09/16/25 ..... 1,000 993,972
4.660% 09/26/25 ..... 8,500 8,437,728
Duke Energy Corp.
Ω 4.500% 08/05/25 ..... 5,500 5,496,567
4.500% 08/07/25 ..... 500 499,563
Ω 4.530% 08/13/25 ..... 500 499,183
Ω 4.550% 08/22/25 ..... 3,000 2,991,682
4.570% 09/18/25 ..... 250 248,455
eBay, Inc.
Ω 4.540% 08/04/25 ..... 1,165 1,164,412
4.640% 10/01/25 ..... 7,000 6,944,528
Emerson Electric Co.
Ω 4.360% 09/11/25 ..... 4,000 3,979,756
Ω 4.370% 09/30/25 ..... 4,430 4,397,422
4.380% 10/17/25 ..... 5,250 5,200,633
Entergy Corp.
Ω 4.600% 08/20/25 ..... 1,000 997,452
ERP Operating, LP
Ω 4.580% 08/14/25 ..... 10,000 9,982,203
Ω 4.600% 08/19/25 ..... 2,500 2,493,950
Eversource Energy
4.630% 08/06/25 ..... 7,000 6,994,600
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.670% 08/28/25 ..... 1,500 $ 1,494,577
Experian Finance PLC
4.460% 08/11/25 ..... 12,500 12,482,990
4.460% 08/13/25 ..... 750 748,793
General Motors Financial Co.,
Inc.
4.590% 09/23/25 ..... 1,000 993,169
Ω 4.600% 10/06/25 ..... 500 495,752
Honeywell International
4.340% 08/19/25 ..... 500 498,859
4.360% 09/05/25 ..... 8,000 7,965,280
4.390% 09/24/25 ..... 3,000 2,979,994
4.420% 10/31/25 ..... 750 741,629
Hubbell, Inc.
4.490% 09/02/25 ..... 5,600 5,577,039
John Deere Credit, Inc.
4.440% 10/28/25 ..... 1,035 1,023,771
John Deere Financial, Inc.
Ω 4.360% 09/15/25 ..... 1,500 1,491,691
Marriott International, Inc.
4.610% 09/10/25 ..... 8,500 8,455,627
McCormick Co., Inc.
4.600% 08/20/25 ..... 750 748,089
4.600% 08/28/25 ..... 9,000 8,967,928
Mondelez International, Inc.
4.550% 09/10/25 ..... 2,750 2,735,809
4.570% 09/22/25 ..... 7,000 6,953,182
Nestle Finance International, Ltd.
4.360% 09/08/25 ..... 3,000 2,985,882
NextEra Energy Capital Holdings
4.600% 08/22/25 ..... 750 747,898
4.630% 09/23/25 ..... 1,250 1,241,386
ONEOK, Inc.
4.660% 08/07/25 ..... 5,500 5,495,016
Oracle Corp.
Ω 4.570% 08/21/25 ..... 9,000 8,976,046
Ω 4.570% 08/28/25 ..... 1,250 1,245,574
Parker-Hannifin Corp.
4.530% 08/01/25 ..... 2,500 2,499,685
Ω 4.550% 08/05/25 ..... 1,250 1,249,211
4.600% 08/25/25 ..... 8,000 7,974,517
Ω 4.630% 10/21/25 ..... 500 494,778
Phillips 66
Ω 4.590% 08/08/25 ..... 8,500 8,491,343
4.620% 08/18/25 ..... 1,250 1,247,117
4.630% 08/20/25 ..... 3,250 3,241,659
PPG Industries, Inc.
4.580% 08/13/25 ..... 1,000 998,350
4.580% 08/14/25 ..... 10,000 9,982,223
4.580% 08/15/25 ..... 2,000 1,996,188
Sanofi Aventis
4.350% 09/04/25 ..... 6,000 5,974,722
4.360% 09/17/25 ..... 4,000 3,976,864
4.370% 10/07/25 ..... 8,000 7,934,569

115
Dimensional Ultrashort Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.370% 10/10/25 ..... 5,000 $ 4,957,302
4.350% 11/25/25 ..... 9,500 9,367,423
Schlumberger Holdings Corp.
4.520% 09/24/25 ..... 9,000 8,938,285
Sherwin-Williams Co. (The)
4.450% 08/27/25 ..... 5,000 4,983,373
Stanley Black Decker
4.640% 08/26/25 ..... 2,000 1,993,323
4.640% 08/27/25 ..... 5,000 4,982,668
Walt Disney Co. (The)
Ω 4.390% 09/10/25 ..... 11,000 10,945,287
4.400% 09/22/25 ..... 1,000 993,566
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Waste Management, Inc.
4.540% 08/04/25 ..... 10,250 $ 10,244,828
TOTAL UNITED STATES ... 362,252,774
TOTAL COMMERCIAL PAPER 566,214,389
TOTAL INVESTMENT
SECURITIES — ( 99.9% )
(Cost $1,391,818,265) ...... 1,392,153,601
Shares Value
SECURITIES LENDING
COLLATERAL — (0.1%)
@§
The DFA Short Term
Investment Fund ...... 152,999 1,769,740
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,393,588,005) ...... $ 1,393,923,341
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $324,816,226 which represented 23.2% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of July 31, 2025.
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
FRN Floating Rate Note
MTN Medium-Term Note
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
TSFR3M Term Secured Overnight Financing Rate 3 Month
USBMMY3M 3 Month Treasury Bill Rate
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows :
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Bonds
Australia ............................. $ — $ 101,826,607 $ — $ 101,826,607
Canada ............................. — 55,544,856 — 55,544,856
Finland .............................. — 200,997 — 200,997
France .............................. — 16,180,009 — 16,180,009
Germany ............................ — 39,229,831 — 39,229,831
Ireland .............................. — 2,527,472 — 2,527,472
Italy ................................ — 1,358,342 — 1,358,342

116
Dimensional Ultrashort Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Japan ............................... $ — $ 60,444,662 $ — $ 60,444,662
Netherlands .......................... — 23,734,031 — 23,734,031
Norway .............................. — 4,827,861 — 4,827,861
Singapore ............................ — 1,300,299 — 1,300,299
Spain ............................... — 2,198,929 — 2,198,929
Supranational ......................... — 38,914,761 — 38,914,761
Sweden ............................. — 7,688,373 — 7,688,373
Switzerland ........................... — 9,192,925 — 9,192,925
United Kingdom ....................... — 20,994,968 — 20,994,968
United States ......................... — 380,208,650 — 380,208,650
U.S. Treasury Obligations ................. — 59,565,639 — 59,565,639
Commercial Paper ....................... — 566,214,389 — 566,214,389
Securities Lending Collateral ............... — 1,769,740 — 1,769,740
Total Investments ........................ $— $1,393,923,341 $— $1,393,923,341

117
Dimensional National Municipal Bond ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Face
Amount
Value
(000)
MUNICIPAL BONDS — (99.6%)
ALABAMA — (1.0%)
Alabama Federal Aid
Highway Finance
Authority (RB)
¤ 5.000%, 09/01/33
(Pre-refunded @
$100, 9/1/26) ...... 3,055 $ 3,134,175
¤ 5.000%, 09/01/35
(Pre-refunded @
$100, 9/1/26) ...... 1,960 2,010,796
¤ 5.000%, 09/01/36
(Pre-refunded @
$100, 9/1/26) ...... 2,130 2,185,202
Infirmary Health System
Special Care Facilities
Financing Authority of
Mobile (RB), Series A
3.000% 02/01/30
...
100 98,028
Mobile County Board of
School Commissioners
(ST), Series B
5.000%
03/01/27 (BAM)
....
790 818,779
¤ Tuscaloosa City Board
of Education (RB)
5.000% 08/01/46 (Pre-
refunded @ $100,
8/1/26)
............
5,095 5,216,937
¤ Tuscaloosa County Board
of Education (ST)
5.000% 02/01/43 (Pre-
refunded @ $100,
2/1/27)
............
1,075 1,115,307
UAB Medicine Finance
Authority (RB), Series B
5.000% 09/01/25
...
250 250,430
¤ Water Works Board of
the City of Birmingham
(The) (RB), Series A
5.000% 01/01/32 (Pre-
refunded @ $100,
1/1/27)
............
1,210 1,251,947
TOTAL ALABAMA ......... 16,081,601
ALASKA — (0.0%)
Alaska Municipal Bond
Bank Authority (RB),
Series 3
5.000%
10/01/27
..........
275 288,990
Municipality of Anchorage
(GO), Series A
5.000%
09/01/33
..........
690 721,355
TOTAL ALASKA .......... 1,010,345
Face
Amount
Value
(000)
ARIZONA — (1.7%)
Arizona Board of Regents
(RB)
5.000%, 07/01/28 . 3,435 $ 3,439,407
5.000%, 06/01/39 . 2,140 2,174,112
City of Glendale  Water &
Sewer Revenue (RB)
5.000% 07/01/42
...
700 730,311
City of Mesa (GO)
5.000%
07/01/38
..........
2,000 2,147,010
City of Phoenix Civic
Improvement Corp.
(RB), Series A
5.000%
07/01/37
..........
75 77,212
City of Scottsdale (GO)
5.000%, 07/01/28 . 1,775 1,905,206
5.000%, 07/01/29 . 1,700 1,862,411
City of Tempe (GO)
5.000%, 07/01/28 . 1,495 1,602,482
4.000%, 07/01/29 . 1,010 1,022,323
5.000%, 07/01/35 . 1,860 2,065,249
5.000%, 07/01/36 . 955 1,049,210
Coconino County Unified
School District No.
1-Flagstaff (GO)
5.000%, 07/01/26 . 1,000 1,023,467
4.000%, 07/01/27 . 470 483,402
5.000%, 07/01/27 . 805 843,395
Maricopa County
Elementary School
District No. 6 (GO),
Series 2022-A
5.000%
07/01/30
..........
615 675,421
Maricopa County High
School District No.
214 Tolleson Union
High School (GO),
Series 2017-B
5.000%
07/01/33
..........
1,080 1,129,249
Maricopa County Unified
School District No. 97-
Deer Valley (GO)
5.000%, 07/01/27 . 510 534,031
5.000%, 07/01/28 . 695 743,953
5.000%, 07/01/29 . 635 693,181
Maricopa County Union
High School District
No. 210-Phoenix (GO),
Series A
5.000%
07/01/38
..........
370 395,637
Pinal County Electric
District No. 3 (RB)
5.000% 07/01/28
...
25 26,616

118
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
ARIZONA — (Continued)
Salt River Project
Agricultural Improvement
& Power District (RB)
5.000%, 01/01/26 . 4,175 $ 4,217,792
5.000%, 01/01/39 . 2,020 2,063,624
5.000%, 01/01/43 . 765 793,344
5.000%, 01/01/44 . 400 413,685
TOTAL ARIZONA ......... 32,111,730
ARKANSAS — (0.1%)
Arkansas Development
Finance Authority (RB)
5.000%, 09/01/28 . 215 223,715
5.000%, 09/01/30 . 35 36,959
City of Fort Smith Water &
Sewer (RB)
5.000%, 10/01/28 . 640 681,169
5.000%, 10/01/30 . 945 995,416
TOTAL ARKANSAS ........ 1,937,259
CALIFORNIA — (2.9%)
California State Public
Works Board (RB),
Series D
5.000%
11/01/41
..........
3,000 3,163,618
California Statewide
Communities
Development Authority
(RB), Series A
4.125%
03/01/34
..........
525 518,171
City & County of Honolulu
(GO), Series A
5.000%
10/01/37
..........
795 798,027
City of Dallas Waterworks
& Sewer System (RB),
Series A
5.000%
10/01/28
..........
1,115 1,118,847
Commonwealth of
Massachusetts (GO),
Series A
5.000%
04/01/36
..........
1,635 1,672,102
County of Riverside (RN),
Series A
3.000%
10/17/25
..........
375 375,205
Hesperia Community
Redevelopment Agency
Successor Agency
(TA), Series A
3.375%
09/01/37 (AGM)
....
125 116,892
Long Beach Bond Finance
Authority (RB)
5.000%
08/01/26
..........
170 174,433
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB), Series
A
5.000% 07/01/41
..
500 506,811
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Los Angeles Department
of Water & Power
(RB), Series D
5.000%
07/01/43
..........
1,505 $ 1,528,190
Los Angeles Unified
School District (GO),
Series QRR
5.000%
07/01/43
..........
900 939,317
Miami-Dade County
Educational Facilities
Authority (RB), Series A
5.000% 04/01/44
...
250 251,446
Oakland Unified School
District (GO)
5.000%
08/01/25 (AGM)
....
175 175,000
Sacramento City Unified
School District (GO),
Series G
4.000%
08/01/25 (AGM)
....
265 265,000
San Francisco City
& County Airport
Comm-San Francisco
International Airport
(RB), Series A
4.000%
05/01/26
..........
270 272,972
State of California (GO)
5.000%, 08/01/25 . 250 250,000
5.000%, 10/01/25 . 555 557,304
5.000%, 08/01/26 . 2,550 2,616,191
5.000%, 12/01/26 . 2,315 2,395,180
3.500%, 08/01/27 . 1,515 1,545,408
5.000%, 10/01/28 . 5 5,008
5.000%, 08/01/30 . 5,145 5,294,977
5.000%, 11/01/30 . 2,500 2,797,626
5.000%, 10/01/31 . 1,480 1,672,901
4.000%, 09/01/32 . 1,000 1,005,839
5.000%, 08/01/35 . 3,320 3,349,858
5.000%, 09/01/35
(BAM) ........... 3,640 3,700,885
4.000%, 09/01/35 . 4,715 4,715,312
4.000%, 03/01/36 . 2,725 2,760,594
4.000%, 10/01/36 . 1,050 1,050,268
State of Georgia (GO),
Series C-1
5.000%
07/01/26
..........
225 230,460
Stockton Unified School
District (COP)
5.000%
02/01/29
..........
500 528,027
University of California
(RB), Series AY
4.000% 05/15/35
...
1,680 1,680,788
TOTAL CALIFORNIA ....... 48,032,657
COLORADO — (3.1%)
Adams & Arapahoe
Counties Joint School
District 28J (GO)

119
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
COLORADO — (Continued)
5.000%, 12/01/26
(ST AID WITHHLDG) 840 $ 868,330
5.500%, 12/01/42
(ST AID WITHHLDG) 650 713,085
Adams 12 Five Star
Schools (GO), Series B
5.000% 12/15/30 (ST
AID WITHHLDG)
...
1,470 1,510,654
Arapahoe County School
District No. 5 Cherry
Creek (GO)
5.000%, 12/15/31
(ST AID WITHHLDG) 2,040 2,139,120
5.250%, 12/15/44
(ST AID WITHHLDG) 790 833,699
Board of Water
Commissioners City &
County of Denver (The)
(RB), Series A
5.000%
09/15/44
..........
300 311,362
City of Colorado Springs
Utilities System (RB),
Series B
5.000%
11/15/37
..........
400 434,633
City of Fort Collins Electric
Utility Enterprise (RB)
5.000% 12/01/44
...
5,625 5,731,330
Colorado Health Facilities
Authority (RB)
5.000%, 08/01/25 . 165 165,000
5.000%, 11/01/30 . 1,440 1,543,766
5.000%, 08/01/34 . 1,045 1,085,192
5.000%, 08/01/35 . 6,670 6,882,090
County of Pueblo (COP),
Series A
5.000%
07/01/29
..........
1,200 1,293,722
Denver City & County
School District No. 1
(GO), Series A
5.250%
12/01/43 (ST AID
WITHHLDG)
.......
5,000 5,316,442
Denver Health & Hospital
Authority (COP)
5.000% 12/01/29
...
150 157,813
Denver Health & Hospital
Authority (RB), Series A
5.000% 12/01/33
...
370 384,627
Douglas County School
District No. Re-1
Douglas & Elbert
Counties (GO)
5.000%
12/15/26 (ST AID
WITHHLDG)
.......
3,100 3,208,494
E-470 Public Highway
Authority (RB)
5.000%, 09/01/26 . 785 805,042
Face
Amount
Value
(000)
COLORADO — (Continued)
5.000%, 09/01/36 . 145 $ 153,308
El Paso County School
District No. 2 Harrison
(GO)
5.000% 12/01/34
(ST AID WITHHLDG) 2,165 2,253,880
Fossil Ridge Metropolitan
District No. 3 (GO)
5.000% 12/01/29
(BAM)
............
65 70,156
¤ Garfield Pitkin & Eagle
Counties School District
No. Re-1 Roaring Fork
(GO), Series 1
5.000%
12/15/29 (ST AID
WITHHLDG) (Pre-
refunded @ $100,
12/15/25)
..........
450 453,972
Jefferson County School
District R-1 (GO), Series
R-1
5.000% 12/15/34
(ST AID WITHHLDG) 4,435 4,638,187
Mesa County Valley
School District No. 51
Grand Junction (GO)
5.250% 12/01/43 (ST
AID WITHHLDG)
...
7,000 7,448,530
Weld County School
District No. RE-7 Platte
Valley (GO)
5.000%
12/01/38 (ST AID
WITHHLDG)
.......
1,660 1,811,879
TOTAL COLORADO ....... 50,214,313
CONNECTICUT — (1.1%)
City of Bridgeport (GO)
5.000%, 02/15/26 . 585 592,491
5.000%, 08/15/26 . 155 158,887
5.000%, 09/01/28 . 755 805,441
5.000%, 08/15/35
(AGM) ........... 2,990 3,031,486
City of Meriden (GO)
4.000%, 01/15/43 . 585 561,492
4.000%, 01/15/44 . 1,290 1,196,603
City of New Haven (GO)
5.000%, 08/01/26 . 195 198,912
5.000%, 08/01/28
(AGM) ........... 1,010 1,077,076
Connecticut State Health
& Educational Facilities
Authority (RB), Series M
5.000% 07/01/27
...
545 555,416
State of Connecticut (GO)
5.000%, 06/15/26 . 305 305,000
4.000%, 01/15/28 . 95 98,344
5.000%, 10/15/29 . 1,855 1,907,153
5.000%, 06/15/30 . 1,160 1,160,000

120
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
CONNECTICUT
— (Continued)
State of Connecticut Special
Tax (RB)
5.000%, 01/01/32 . 2,870 $ 3,005,664
5.000%, 05/01/38 . 465 484,982
Town of Greenwich (GO)
4.000% 02/05/26
...
2,500 2,517,368
University of Connecticut
(RB), Series A
5.000% 04/15/27 (ST
APPROP)
.........
260 270,827
TOTAL CONNECTICUT .... 17,927,142
DISTRICT OF COLUMBIA
— (0.5%)
District of Columbia (GO),
Series B
5.000%
06/01/27
..........
500 522,764
District of Columbia (RB)
5.000%, 04/01/26 . 245 248,453
5.000%, 04/01/34 . 1,190 1,210,685
District of Columbia
Income Tax (RB)
5.000% 06/01/41
...
850 895,812
Washington Convention
& Sports Authority
(RB), Series A
5.000%
10/01/26
..........
445 456,649
Washington Metropolitan
Area Transit Authority
(RB)
5.000%, 07/01/29 . 1,240 1,292,518
5.000%, 07/01/33 . 2,315 2,372,028
5.000%, 07/01/34 . 1,310 1,335,628
TOTAL DISTRICT OF
COLUMBIA .............. 8,334,537
FLORIDA — (6.6%)
Alachua County School
Board (COP)
5.000%
07/01/29 (AGM)
....
2,330 2,529,982
Bay County School Board
(COP)
5.000%, 07/01/26 . 660 673,835
5.000%, 07/01/27 . 1,060 1,106,433
Central Florida Expressway
Authority (RB)
4.000%, 07/01/30 . 2,025 2,039,845
4.000%, 07/01/34
(AGM) ........... 525 540,156
City of Cape Coral Water
& Sewer (RB)
5.000%
10/01/26
..........
225 230,838
City of Fort Lauderdale
(GO)
5.000%, 07/01/29 . 545 595,385
5.000%, 07/01/30 . 585 648,740
Face
Amount
Value
(000)
FLORIDA — (Continued)
City of Fort Lauderdale
Water & Sewer (RB)
5.000%, 09/01/38 . 160 $ 171,490
5.000%, 09/01/38 . 330 353,698
City of Gainesville Utilities
System (RB), Series A
5.000% 10/01/31
...
2,400 2,503,083
City of Hollywood (GO)
5.000%, 07/01/26 . 2,145 2,191,338
5.000%, 07/01/27 . 1,830 1,915,064
City of Tallahassee Utility
System (RB), Series A
5.000% 10/01/26
...
150 154,329
City of Tampa Sales Tax
(RB)
5.000% 10/01/26 255 262,299
County of Broward Tourist
Development Tax (RB)
4.000% 09/01/36
...
1,500 1,506,271
County of Hillsborough
Wastewater Impact Fee
(RB)
5.000%, 05/01/27 . 1,400 1,455,912
5.000%, 05/01/29 . 1,260 1,359,454
County of Miami-Dade (GO)
5.000%, 07/01/26 . 855 874,882
5.000%, 07/01/28 . 10,000 10,710,522
5.000%, 07/01/28 . 1,000 1,068,430
County of Miami-Dade
Aviation (RB)
5.000%, 10/01/25 . 550 552,170
4.000%, 10/01/34 . 240 242,750
County of Miami-Dade
Transit System (RB)
5.000% 07/01/26
...
3,500 3,576,050
County of Okaloosa  Water
& Sewer (RB)
5.000%
07/01/36
..........
2,270 2,548,031
Duval County Public
Schools (COP), Series
A
5.000% 07/01/29
(AGM)
............
640 696,423
Florida Department
of Environmental
Protection (RB), Series
A
5.000% 07/01/26
..
3,275 3,349,653
Florida Development
Finance Corp. (RB)
5.000%, 11/15/29 . 285 308,405
5.000%, 08/01/43 . 430 430,150
Florida Keys Aqueduct
Authority (RB), Series B
5.000% 09/01/25 ETM 4,300 4,308,306
Fort Pierce Utilities Authority
(RB)
5.000%, 10/01/26
(AGM) ........... 195 200,105

121
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
FLORIDA — (Continued)
5.000%, 10/01/27
(AGM) ........... 380 $ 398,194
Hillsborough County
Industrial Development
Authority (RB)
0.750%
11/15/54
..........
2,675 2,675,000
Hillsborough County School
Board (COP)
5.000%, 07/01/27 . 285 297,104
5.000%, 07/01/28 . 2,245 2,343,418
5.000%, 07/01/30 . 875 928,752
JEA Water & Sewer
System (RB), Series A
5.000% 10/01/44
...
2,000 2,060,518
Manatee County School
District (COP), Series
A
5.000% 07/01/30
(AGM)
............
2,030 2,233,465
Manatee County School
District (RB)
5.000%
10/01/30 (AGM)
....
145 148,964
Miami Beach
Redevelopment Agency
(TA)
5.000%, 02/01/27
(AGM) ........... 395 408,381
5.000%, 02/01/28
(AGM) ........... 835 880,474
Miami-Dade County
Expressway Authority
(RB), Series A
5.000%
07/01/33
..........
20 20,283
Okaloosa County School
Board (COP), Series A
5.000% 10/01/27
...
280 293,829
Orange County Health
Facilities Authority (RB)
5.000%, 10/01/29 . 555 603,796
5.000%, 10/01/44 . 835 843,910
Orlando Utilities
Commission (RB)
5.000%, 10/01/35 . 820 913,076
5.000%, 10/01/43 . 165 171,465
5.000%, 10/01/44 . 2,015 2,071,910
Palm Beach County Health
Facilities Authority (RB)
5.000% 08/15/26
...
205 209,081
Palm Beach County School
District (COP)
5.000%, 08/01/27 . 835 875,535
5.000%, 08/01/40 . 520 538,973
Pasco County School
Board (COP), Series
A
5.000% 08/01/36
(AGM)
............
1,050 1,117,556
Face
Amount
Value
(000)
FLORIDA — (Continued)
School Board of Miami-
Dade County (The)
(COP)
5.000%, 02/01/26 . 615 $ 621,715
5.000%, 02/01/29 . 355 358,563
School Board of Miami-
Dade County (The)
(GO), Series A
5.000%
03/15/39 (BAM)
....
7,945 8,356,240
School District of Broward
County (COP)
5.000%, 07/01/27 . 2,100 2,189,586
5.000%, 07/01/35 . 915 996,517
School District of Broward
County (RN)
4.000%
06/25/26
..........
16,000 16,198,946
State of Florida (GO)
5.000%, 07/01/26 . 3,844 3,933,388
5.000%, 07/01/27 . 800 838,875
State of Florida Department
of Transportation
Turnpike System (RB)
4.000%, 07/01/36 . 1,000 1,003,145
4.000%, 07/01/39 . 1,300 1,268,159
4.000%, 07/01/44 . 2,312 2,097,597
Tampa Bay Water (RB)
5.000% 10/01/36
...
2,000 2,247,242
West Palm Beach
Community
Redevelopment Agency
(TA)
5.000% 03/01/28 40 40,080
TOTAL FLORIDA .......... 109,287,766
GEORGIA — (1.1%)
Board of Water Light
& Sinking Fund
Commissioners of City
of Dalton (The) (RB)
5.000% 03/01/26
...
95 96,069
City of Atlanta (GO), Series
A-1
5.000% 12/01/29 1,000 1,101,051
Clarke County School
District (GO)
5.000%
09/01/27 (ST AID
WITHHLDG)
.......
305 320,710
Development Authority for
Fulton County (RB),
Series A
5.000%
07/01/28
..........
960 978,106
Development Authority
of Cobb County (The)
(RB)
5.000% 09/01/26 255 261,226
Effingham County School
District (GO)
5.000%
09/01/44 (ST AID
WITHHLDG)
.......
1,000 1,032,862

122
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
GEORGIA — (Continued)
Gainesville & Hall County
Hospital Authority (RB)
5.000%, 02/15/26 . 400 $ 404,648
5.000%, 02/15/26 . 400 404,648
5.000%, 02/15/35 . 25 25,379
Gwinnett County School
District (GO), Series B
5.000% 08/01/27
...
2,045 2,149,597
Municipal Electric Authority
of Georgia (RB)
5.000% 11/01/29
...
1,045 1,138,190
Private Colleges &
Universities Authority
(RB)
5.000%, 09/01/25
ETM ............. 590 591,165
5.000%, 10/01/26 . 390 399,756
State of Georgia (GO)
4.000%, 01/01/27 . 5,020 5,135,268
5.000%, 07/01/27 . 3,555 3,729,800
5.000%, 07/01/36 . 1,505 1,665,671
TOTAL GEORGIA ......... 19,434,146
HAWAII — (1.3%)
City & County of Honolulu
(GO)
5.000%, 10/01/25
ETM ............. 560 562,132
5.000%, 07/01/26 . 90 92,046
5.000%, 07/01/26 . 100 102,273
5.000%, 09/01/26 . 1,410 1,447,679
5.000%, 10/01/26 . 680 682,589
5.000%, 11/01/26 . 4,030 4,154,313
5.000%, 10/01/27 . 1,755 1,761,683
4.000%, 07/01/39 . 1,075 1,030,281
County of Hawaii (GO)
5.000% 09/01/44
...
210 217,760
County of Maui (GO)
5.000% 09/01/27
...
2,215 2,326,418
State of Hawaii (GO)
5.000%, 10/01/26 . 680 700,180
5.000%, 10/01/28 . 2,740 2,812,327
4.000%, 10/01/30 . 6,585 6,645,185
TOTAL HAWAII ........... 22,534,866
IDAHO — (0.1%)
Idaho Health Facilities
Authority (RB), Series A
5.000% 03/01/44
...
2,200 2,198,056
ILLINOIS — (3.9%)
Chicago O'Hare
International Airport (RB)
5.000%, 01/01/26 . 1,380 1,394,184
5.000%, 01/01/28 . 830 837,583
5.000%, 01/01/33 . 770 774,691
5.000%, 01/01/35 . 1,190 1,195,397
Face
Amount
Value
(000)
ILLINOIS — (Continued)
5.250%, 01/01/36 . 220 $ 224,025
Chicago Park District (GO)
5.000%, 01/01/36 . 290 308,719
5.000%, 01/01/42 . 250 253,876
5.000%, 01/01/43 . 100 100,930
Chicago Transit Authority
Capital Grant Receipts
(RB)
5.000%, 06/01/26 . 270 274,298
5.000%, 06/01/28 . 1,250 1,317,386
5.000%, 06/01/29 . 790 845,788
Chicago Transit Authority
Sales Tax Receipts Fund
(RB)
5.000%, 12/01/41 . 1,450 1,491,226
5.000%, 12/01/44 . 1,750 1,760,422
City of Peoria (GO)
5.000% 01/01/31
(AGM)
............
1,470 1,571,642
City of Springfield (GO)
5.000% 12/01/25
...
255 256,741
Coles Christian Clark Etc
Counties Community
College District No. 517
(GO), Series A
5.000%
12/01/25
..........
1,500 1,511,044
Cook & Will Counties
Community College
District No. 515 (GO),
Series B
5.000%
12/01/26 (BAM)
....
320 329,414
Cook County Community
Consolidated School
District No. 15 (GO),
Series B
5.000%
06/15/36
..........
1,050 1,122,426
County of Cook (GO)
5.000%, 11/15/25 . 4,035 4,059,940
5.000%, 11/15/26 . 735 756,083
County of Cook Sales Tax
(RB), Series A
5.000%
11/15/27
..........
410 430,393
County of Will (GO)
¤ 5.000%, 11/15/31
(Pre-refunded @
$100, 11/15/25) .... 1,710 1,721,883
¤ 5.000%, 11/15/34
(Pre-refunded @
$100, 11/15/25) .... 1,140 1,147,922
Elmhurst Park District (GO)
5.000% 12/15/42
...
770 798,863
Illinois Finance Authority
(RB)
5.000%, 11/15/26 . 235 236,211
5.000%, 02/15/30 . 1,160 1,193,141
5.000%, 02/15/31 . 610 626,304

123
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
ILLINOIS — (Continued)
¤ 4.000%, 02/15/33
(Pre-refunded @
$100, 215/27) ..... 1,325 $ 1,346,528
5.000%, 08/15/34 . 825 886,812
5.000%, 08/15/35 . 715 761,062
5.000%, 08/15/40 . 545 560,241
0.700%, 08/01/43 . 1,340 1,340,000
Illinois State Toll Highway
Authority (RB)
5.000%, 12/01/31 . 4,080 4,107,734
4.000%, 01/01/39 . 405 381,730
Kane Cook & DuPage etc
Counties Community
College District No. 509
Elgin (GO)
4.000%
12/15/41
..........
2,225 2,091,758
Lake County Community
Consolidated School
District No. 102
Aptakisic-Tripp (GO)
5.000% 05/01/41
...
3,475 3,513,281
Lake County Community
Consolidated School
District No. 34 (GO),
Series B
5.250%
01/01/43
..........
1,190 1,233,382
Peoria County Community
Unit School District
No. 323 (GO)
4.000%
04/01/29
..........
1,990 2,058,038
Sales Tax Securitization
Corp. (RB), Series A
5.000% 01/01/44
...
1,700 1,720,869
Sangamon County
School District No. 186
Springfield (GO)
4.000%, 02/01/29
(AGM) ........... 2,510 2,585,469
4.000%, 02/01/31
(AGM) ........... 35 36,094
State of Illinois (GO)
5.000%, 10/01/25 . 1,130 1,134,160
5.000%, 03/01/29 . 2,350 2,503,192
5.000%, 03/01/33 . 1,105 1,180,580
5.000%, 10/01/33 . 1,980 2,051,290
4.000%, 06/01/37 . 55 51,824
4.000%, 10/01/39 . 2,675 2,419,422
University of Illinois (RB)
4.000%, 04/01/30 . 1,325 1,330,676
5.000%, 04/01/30 . 895 980,034
Will County Community Unit
School District No. 201-U
Crete-Monee (GO)
5.000%, 01/01/27
(AGM) ........... 85 85,719
Face
Amount
Value
(000)
ILLINOIS — (Continued)
¤ 5.000%, 01/01/27
(AGM) (Pre-refunded
@ $100, 1/1/26) .... 90 $ 90,913
TOTAL ILLINOIS .......... 60,991,340
INDIANA — (0.3%)
Avon Community School
Building Corp. (RB)
5.000% 07/15/26 (ST
INTERCEPT)
......
250 255,519
Greater Clark Building
Corp. (RB)
4.000%
07/15/26 (ST
INTERCEPT)
......
335 339,066
Indiana Finance Authority
(RB)
5.000%, 07/01/29 . 100 106,701
4.000%, 02/01/34 . 1,345 1,375,162
5.000%, 10/01/42 . 990 1,019,894
Indiana Municipal Power
Agency (RB), Series A
5.000% 01/01/41
...
1,020 1,054,093
TOTAL INDIANA .......... 4,150,435
IOWA — (0.6%)
Cedar Falls Community
School District (GO)
4.000% 06/01/28
(AGM)
............
905 938,402
City of Cedar Rapids
(GO), Series A
5.000%
06/01/43
..........
1,380 1,414,644
City of Sioux City (GO),
Series A
3.000%
06/01/26
..........
495 495,693
City of West Des Moines
(GO), Series A
5.000%
06/01/28
..........
1,030 1,098,857
College Community School
District (GO), Series C
3.000% 06/01/26
...
455 456,010
Iowa Valley Community
College District (GO)
4.000% 06/01/26
...
1,450 1,467,475
Waukee Community
School District (GO),
Series A
5.000%
06/01/37
..........
3,590 3,790,517
TOTAL IOWA ............. 9,661,598
KANSAS — (0.8%)
City of Lawrence (GO),
Series I
4.000%
05/01/26
..........
3,000 3,030,904
City of Olathe  (GO),
Series A
5.000%
09/01/26
..........
3,000 3,071,905

124
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
KANSAS — (Continued)
¤ Franklin County Unified
School District No.
290 Ottawa (GO),
Series 290-A
5.000%
09/01/31 (Pre-
refunded @ $100,
9/1/25)
............
430 $ 430,849
Kansas Development
Finance Authority (RB)
5.000%, 04/01/26 . 570 579,097
5.000%, 05/01/28 . 1,515 1,614,680
Sedgwick County Unified
School District No. 261
(GO), Series A
5.000%
11/01/42 (AGM)
....
2,500 2,556,768
Shawnee County Unified
School District No. 437
Auburn - Washburn
(GO), Series A
5.000%
09/01/43
..........
1,790 1,866,443
TOTAL KANSAS .......... 13,150,646
KENTUCKY — (0.8%)
County of Warren (RB),
Series A
5.000%
04/01/26
..........
90 91,292
Eastern Kentucky
University (RB),
Series A
5.000%
04/01/35 (BAM) (ST
INTERCEPT)
......
1,100 1,189,576
Glasgow Independent
School District
Finance Corp. (RB)
5.000% 02/01/32 (ST
INTERCEPT)
......
1,365 1,483,438
Kentucky Municipal Power
Agency (RB)
5.000%
09/01/31 (NATL)
....
310 315,181
Kentucky State Property
& Building Commission
(RB)
5.000%, 05/01/26 . 220 224,044
5.000%, 11/01/26
(AGM) ........... 100 103,244
5.000%, 04/01/28 . 480 499,701
5.000%, 05/01/30 . 25 27,543
5.000%, 06/01/30 . 365 402,565
5.000%, 04/01/33 . 1,500 1,539,899
5.000%, 05/01/36 . 500 515,342
Louisville and Jefferson
County Metropolitan
Sewer District (RB)
5.000%, 05/15/42 . 2,390 2,459,491
5.000%, 05/15/43 . 2,635 2,695,205
Face
Amount
Value
(000)
KENTUCKY — (Continued)
Louisville/Jefferson
County Metropolitan
Government (RB)
5.000% 10/01/26
...
640 $ 654,969
TOTAL KENTUCKY ........ 12,201,490
LOUISIANA — (0.2%)
Ascension Parish School
Board (GO)
5.000%
03/01/26
..........
195 197,694
City of New Orleans (GO)
5.000%, 12/01/27 . 1,540 1,621,996
5.000%, 12/01/29 . 750 816,813
5.000%, 12/01/34 . 200 213,128
City of New Orleans Water
System (RB)
5.000%
12/01/27
..........
115 115,780
East Ouachita Parish
School District (GO)
4.000% 03/01/26
...
250 252,191
Lafourche Parish School
Board (GO)
5.000%
03/01/29
..........
60 64,469
St. Tammany Parish Wide
School District No. 12
(GO)
5.000%, 03/01/26 . 420 425,999
5.000%, 03/01/27 . 605 628,091
TOTAL LOUISIANA ........ 4,336,161
LOUSIANA — (0.0%)
City of Shreveport (GO)
5.250%, 03/01/39
(AGM) ........... 250 264,979
5.250%, 03/01/40
(AGM) ........... 250 261,631
Louisiana Public Facilities
Authority (RB)
5.000%
05/15/35
..........
365 396,453
TOTAL LOUSIANA ........ 923,063
MAINE — (0.1%)
City of Portland (GO)
5.000% 05/01/26
...
300 305,673
Maine Health & Higher
Educational Facilities
Authority (RB)
5.000%
07/01/29
..........
25 26,762
Maine Turnpike Authority
(RB)
5.000% 07/01/26 1,820 1,861,487
State of Maine (GO),
Series D
5.000%
06/01/28
..........
380 406,791
TOTAL MAINE ............ 2,600,713
MARYLAND — (5.0%)
City of Baltimore (GO)
5.000%, 10/15/25 . 170 170,795

125
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
MARYLAND — (Continued)
5.000%, 10/15/26 . 1,470 $ 1,512,071
County of Anne Arundel
(GO)
5.000%, 04/01/26 . 2,495 2,536,986
5.000%, 10/01/27 . 1,005 1,060,076
5.000%, 10/01/37 . 1,435 1,451,926
County of Baltimore (GO)
5.000%, 07/01/26 . 1,060 1,084,649
5.000%, 03/01/27 . 3,920 4,078,315
County of Charles (GO)
5.000% 10/01/29
...
1,505 1,656,638
County of Harford (GO)
5.000%, 10/01/29 . 2,000 2,201,512
4.000%, 10/01/42 . 1,485 1,392,796
County of Howard (GO),
Series A
5.000%
08/15/26
..........
1,135 1,164,997
County of Montgomery (GO)
5.000%, 10/01/26 . 1,120 1,153,500
5.000%, 10/01/27 . 1,035 1,092,170
0.850%, 11/01/37 . 2,750 2,750,000
4.000%, 08/01/43 . 8,000 7,404,282
4.000%, 08/01/44 . 8,800 8,044,235
County of Prince George's
(GO)
5.000%, 07/01/26 . 3,020 3,088,010
5.000%, 07/01/27 . 1,090 1,142,339
5.000%, 08/01/42 . 4,730 4,975,764
5.000%, 08/01/43 . 4,765 4,945,639
Maryland Health & Higher
Educational Facilities
Authority (RB)
5.000%, 08/15/28 . 105 105,163
5.000%, 07/01/41 . 735 760,574
5.000%, 07/01/42 . 435 445,454
5.000%, 07/01/43
(AGM) ........... 1,190 1,213,620
0.800%, 06/01/46 . 750 750,000
0.800%, 06/01/48 . 5,555 5,555,000
State of Maryland (GO)
5.000%, 03/15/26 . 2,640 2,683,555
5.000%, 08/01/26 . 615 630,895
5.000%, 08/01/26 . 255 261,591
5.000%, 08/01/27 . 3,950 4,150,450
5.000%, 08/01/29 . 1,095 1,172,638
5.000%, 03/15/32 . 1,830 1,955,174
4.000%, 08/01/35 . 1,105 1,120,942
Washington Suburban
Sanitary Commission
(RB)
5.000% 12/01/25
(CNTY GTD)
.......
1,125 1,134,265
TOTAL MARYLAND ........ 74,846,021
Face
Amount
Value
(000)
MASSACHUSETTS — (5.1%)
City of Fall River (GO)
3.000% 12/01/34 (ST
AID WITHHLDG)
...
200 $ 187,501
City of Haverhill (GO)
4.000%, 11/15/42 . 2,475 2,306,217
4.000%, 11/15/43 . 1,615 1,476,393
City of Newton (GO)
4.000% 02/01/43
...
1,380 1,293,148
City of Peabody (GO)
4.000% 07/10/26
...
3,000 3,035,901
City of Quincy (GO)
5.000%, 07/24/26 . 3,303 3,381,780
5.000%, 09/01/41 . 995 1,057,600
5.000%, 09/01/42 . 2,725 2,870,319
City of Revere  (GO)
4.000% 07/10/26
...
1,224 1,239,461
City of Revere (GO)
5.000% 10/15/25
...
565 567,888
Commonwealth of
Massachusetts (GO)
5.000%, 07/01/27 . 5,560 5,686,610
5.000%, 07/01/28 . 205 220,352
5.000%, 05/01/29 . 600 656,346
5.000%, 10/01/29 . 6,085 6,708,551
5.000%, 07/01/36 . 5,910 5,973,793
4.000%, 02/01/37 . 1,490 1,482,215
4.000%, 02/01/39 . 1,840 1,796,219
4.000%, 05/01/39 . 2,800 2,723,645
5.000%, 08/01/41 . 8,500 8,899,365
5.000%, 01/01/43 . 1,950 1,965,644
5.000%, 05/01/44 . 1,000 1,029,366
5.000%, 08/01/44 . 5,000 5,150,593
5.000%, 11/01/44 . 1,475 1,483,056
Commonwealth of
Massachusetts
Transportation Fund
(RB), Series A
5.000%
06/01/41
..........
1,365 1,379,884
Massachusetts
Development Finance
Agency (RB)
5.000%, 07/01/34 . 240 249,599
¤ 5.000%, 06/01/39
(Pre-refunded @
$100, 6/1/29) ...... 1,385 1,512,114
5.000%, 07/01/39 . 1,435 1,475,822
5.000%, 07/01/42 . 750 757,167
5.000%, 07/01/43 . 1,415 1,418,599
5.000%, 07/01/44 . 1,290 1,283,832
Massachusetts School
Building Authority (RB)
¤ 5.000%, 08/15/35
(Pre-refunded @
$100, 8/15/25) ..... 475 475,437

126
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
MASSACHUSETTS
— (Continued)
¤ 5.000%, 02/15/49
(Pre-refunded @
$100, 2/15/26) ..... 2,010 $ 2,037,175
Town of Canton (GO)
3.500% 08/13/26
...
2,000 2,018,347
Town of Hingham (GO)
4.000%, 02/13/26 . 1,515 1,525,340
4.000%, 02/01/42 . 850 798,553
Town of Watertown (GO)
4.000%, 06/15/41 . 1,570 1,495,168
4.000%, 06/15/42 . 1,505 1,412,467
Town of Winchester (GO)
4.000% 07/17/26
...
2,252 2,284,153
TOTAL MASSACHUSETTS .. 81,315,620
MICHIGAN — (1.8%)
Central Michigan University
(RB)
5.000% 10/01/33 200 213,094
Chippewa Valley Schools
(GO)
5.000% 05/01/26
(Q-SBLF)
.........
505 514,222
City of Grand Rapids (GO)
5.000%, 04/01/41 . 210 220,824
5.000%, 04/01/42 . 265 276,025
Detroit City School District
(GO), Series A
5.250%
05/01/26 (AGM)
(Q-SBLF)
.........
470 479,295
Grand Ledge Public
Schools (GO), Series
II
5.000% 05/01/39
(Q-SBLF)
.........
1,270 1,313,779
Grandville Public Schools
(GO)
5.000% 05/01/40
(AGM)
............
750 791,303
Great Lakes Water
Authority Sewage
Disposal System (RB),
Series A
5.000%
07/01/37
..........
1,195 1,289,010
Great Lakes Water
Authority Water Supply
System (RB), Series C
5.000% 07/01/29
...
1,970 2,009,352
Howell Public Schools
(GO), Series II
5.000%
05/01/41 (Q-SBLF)
..
400 417,200
Michigan Finance Authority
(RB)
5.000%, 11/15/27 . 2,270 2,332,844
5.000%, 12/01/28 . 90 96,293
5.000%, 12/01/35 . 2,080 2,136,242
5.000%, 11/15/37 . 1,670 1,689,462
Face
Amount
Value
(000)
MICHIGAN — (Continued)
Michigan State University
(RB), Series A
5.000%
08/15/42
..........
12,385 $ 12,902,538
Northville Public Schools
(GO), Series I
5.000%
05/01/35
..........
475 515,973
Oakland University (RB),
Series A
5.000%
03/01/29
..........
55 59,076
Pontiac School District
(GO)
4.000% 05/01/34
(Q-SBLF)
.........
2,220 2,261,606
Romeo Community School
District (GO)
4.000%
05/01/26 (Q-SBLF)
..
320 323,093
Saginaw City School
District (GO)
4.000%
05/01/28 (Q-SBLF)
..
400 412,840
Saline Area Schools (GO)
5.000%, 05/01/43
(Q-SBLF) ......... 530 550,928
5.000%, 05/01/44
(Q-SBLF) ......... 370 382,416
Troy School District (GO)
5.000% 05/01/30
(Q-SBLF)
.........
1,000 1,106,375
TOTAL MICHIGAN ........ 32,293,790
MINNESOTA — (1.7%)
City of St. Paul (GO),
Series A
5.000%
09/01/26
..........
855 877,818
County of Hennepin (GO)
5.000%, 12/01/26 . 4,055 4,192,669
5.000%, 12/01/40 . 3,055 3,110,362
Minneapolis Special
School District No.
1 (COP), Series C
5.000% 02/01/32 (SD
CRED PROG)
......
1,000 1,032,154
Minneapolis Special
School District No. 1
(GO), Series A
5.000%
02/01/44 (SD CRED
PROG)
...........
2,010 2,070,200
Minnesota Higher
Education Facilities
Authority (RB), Series B
5.000% 10/01/27
...
440 460,880
St. Louis Park Independent
School District No. 283
(GO)
5.000%, 02/01/27
(SD CRED PROG) . 1,720 1,790,474
5.000%, 02/01/29
(SD CRED PROG) . 3,975 4,289,990

127
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
MINNESOTA — (Continued)
St. Paul Independent
School District No. 625
(GO)
4.000%, 02/01/42
(SD CRED PROG) . 1,430 $ 1,327,804
4.000%, 02/01/43
(SD CRED PROG) . 1,485 1,358,335
State of Minnesota (GO)
5.000%, 08/01/25 . 2,340 2,340,000
5.000%, 08/01/26 . 1,695 1,698,489
4.000%, 08/01/41 . 2,205 2,131,510
University of Minnesota
(RB), Series B
5.000%
10/01/25
..........
305 306,234
Western Minnesota
Municipal Power
Agency (RB), Series A
5.000% 01/01/27
...
550 569,154
TOTAL MINNESOTA ....... 27,556,073
MISSISSIPPI — (0.3%)
Mississippi Development
Bank (RB), Series A
5.000% 04/01/28
...
1,305 1,319,488
State of Mississippi (GO)
5.000%, 09/01/25 . 695 696,355
¤ 5.000%, 11/01/33
(Pre-refunded @
$100, 11/1/26) ..... 1,645 1,695,241
4.000%, 10/01/37 . 1,645 1,615,332
University of Mississippi
Educational Building
Corp. (RB)
5.000%
10/01/25
..........
660 662,570
TOTAL MISSISSIPPI ....... 5,988,986
MISSOURI — (0.2%)
City of Kansas City Sanitary
Sewer System (RB)
5.000%, 01/01/28 . 475 503,226
5.000%, 01/01/29 . 500 540,992
5.000%, 01/01/30 . 300 327,340
City of Wentzville (COP)
5.000%, 11/01/31 . 1,040 1,069,364
5.000%, 11/01/32 . 290 297,776
Health & Educational
Facilities Authority of
the State of Missouri
(RB)
5.000% 11/15/26 470 484,510
Jefferson City School
District (COP), Series A
4.000% 04/01/26 ETM 100 100,919
Kansas City Industrial
Development Authority
(RB)
5.000% 03/01/30 270 295,000
Metropolitan St. Louis
Sewer District (RB)
Face
Amount
Value
(000)
MISSOURI — (Continued)
5.000%, 05/01/26 . 200 $ 203,812
5.000%, 05/01/27 . 115 120,116
Nixa Public Schools (GO)
5.000% 03/01/36 (ST
AID DIR DEP)
......
375 410,790
North Kansas City School
District No. 74 (GO)
6.000% 03/01/27 (ST
AID DIR DEP)
......
1,660 1,750,286
University City School
District (GO)
5.250%
02/15/44 (ST AID DIR
DEP)
.............
310 318,628
TOTAL MISSOURI ......... 6,422,759
NEBRASKA — (1.4%)
City of Gretna (COP)
5.000% 12/15/25
...
380 380,534
City of Omaha (GO)
5.000% 04/15/29
...
750 816,042
Metropolitan Utilities District
of Omaha Gas System
(RB)
5.000%, 12/01/41 . 1,840 1,925,192
5.000%, 12/01/42 . 2,495 2,591,790
Municipal Energy Agency
of Nebraska (RB),
Series A
4.000%
04/01/35
..........
2,505 2,492,995
Omaha Public Power
District (RB), Series A
5.000% 02/01/43
...
1,000 1,038,820
Papillion-La Vista School
District No. 27 (GO)
5.000% 12/01/44
...
8,000 8,210,929
Public Power Generation
Agency (RB)
5.000%
01/01/37
..........
2,585 2,619,090
TOTAL NEBRASKA ........ 20,075,392
NEVADA — (1.0%)
City of North Las Vegas
(GO)
5.000% 06/01/28
(BAM)
............
190 202,749
Clark County School District
(GO)
5.000%, 06/15/26 . 275 277,418
5.000%, 06/15/28 . 190 197,991
County of Clark (GO)
5.000%, 07/01/27 . 1,595 1,671,686
5.000%, 12/01/32 . 1,015 1,075,522
County of Clark Passenger
Facility Charge (RB)
5.000%, 07/01/27 . 290 303,202
5.000%, 07/01/28 . 760 812,917

128
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
NEVADA — (Continued)
Las Vegas Convention
& Visitors Authority
(RB), Series B
5.000%
07/01/27
..........
485 $ 506,924
Las Vegas Valley Water
District (GO), Series A
5.000% 06/01/27
...
2,060 2,152,776
State of Nevada (GO)
5.000%, 05/01/42 . 1,015 1,049,305
5.000%, 05/01/43 . 4,780 4,913,079
Washoe County School
District (GO)
5.000%, 10/01/25
(BAM) ........... 510 512,032
5.000%, 04/01/26 . 1,010 1,026,613
4.000%, 10/01/32 . 1,325 1,345,095
TOTAL NEVADA .......... 16,047,309
NEW HAMPSHIRE — (0.2%)
New Hampshire Health
and Education Facilities
Authority Act (RB)
5.000% 08/01/41
...
875 900,680
State of New Hampshire
(GO), Series A
5.000%
02/15/37
..........
980 1,071,498
TOTAL NEW HAMPSHIRE .. 1,972,178
NEW JERSEY — (2.5%)
City of Hoboken (GO),
Series A
4.000%
03/10/26
..........
6,040 6,088,728
City of Summit (GO)
4.000% 07/16/26
...
1,590 1,611,270
County of Essex (GO)
5.000% 09/01/25
...
185 185,381
County of Mercer (GO)
4.000% 02/01/26
...
1,330 1,340,409
Hudson County
Improvement Authority
(RN), Series A
4.000%
03/12/26 (CNTY GTD) 718 723,270
New Jersey Economic
Development Authority
(RB), Series MMM
4.000% 06/15/36
...
3,000 2,908,306
New Jersey Transportation
Trust Fund Authority
(RB)
5.000%, 06/15/31 . 3,035 3,357,662
5.000%, 06/15/35 . 410 444,009
4.000%, 06/15/37 . 2,395 2,297,122
5.000%, 06/15/44 . 565 571,386
State of New Jersey (GO)
5.000%, 06/01/28 . 905 968,321
5.000%, 06/01/29 . 840 917,169
4.000%, 06/01/30 . 1,830 1,935,979
Face
Amount
Value
(000)
NEW JERSEY — (Continued)
Township of East
Brunswick (GO)
4.000% 07/14/26
...
8,000 $ 8,098,835
Township of Parsippany-
Troy Hills (GO)
4.000%
10/29/25
..........
5,000 5,014,474
Township of South
Brunswick (GO), Series
A
4.000% 10/21/25
..
3,000 3,007,745
Township of Toms River
(GO)
4.000%, 06/01/26 . 1,440 1,460,462
4.000%, 06/01/27 . 690 709,373
TOTAL NEW JERSEY ...... 41,639,901
NEW MEXICO — (0.6%)
Albuquerque Bernalillo
County Water Utility
Authority (RB)
5.000%
07/01/29
..........
1,075 1,116,796
City of Albuquerque (GO)
5.000%, 07/01/26 . 395 403,907
4.000%, 07/01/38 . 1,000 996,724
New Mexico Hospital
Equipment Loan
Council (RB)
4.000%
08/01/36
..........
3,515 3,411,533
State of New Mexico
Severance Tax
Permanent Fund (RB)
5.000% 07/01/27
...
2,485 2,607,666
TOTAL NEW MEXICO ...... 8,536,626
NEW YORK — (7.9%)
City of New York (GO)
5.000%, 08/01/25 . 675 675,000
5.000%, 08/01/28 . 2,385 2,439,251
5.000%, 08/01/28 . 1,350 1,416,218
4.000%, 08/01/32 . 1,705 1,709,946
5.000%, 08/01/32 . 1,000 1,018,572
5.000%, 12/01/39 . 5,545 5,671,948
5.250%, 04/01/44 . 1,625 1,676,828
5.000%, 08/01/44 . 750 765,482
0.600%, 12/01/47 . 1,975 1,975,000
City of New York NY (GO)
5.000%, 02/01/43 . 3,190 3,280,164
5.000%, 08/01/43 . 1,875 1,894,527
City of Oneida (GO)
4.000% 03/27/26
...
2,000 2,017,165
City of Rochester (GO)
4.000%, 02/26/26 . 4,330 4,362,623
4.000%, 07/30/26 . 5,000 5,071,660
Dutchess County Local
Development Corp.
(RB), Series B
4.000%
07/01/34
..........
85 84,795

129
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
NEW YORK — (Continued)
Empire State Development
Corp. (RB)
5.000%, 03/15/26
ETM ............. 395 $ 401,401
5.000%, 03/15/27
ETM ............. 3,000 3,126,930
5.000%, 03/15/32 . 1,935 1,995,103
4.000%, 03/15/34 . 4,090 4,123,992
5.000%, 03/15/35 . 3,785 4,020,622
Honeoye Falls-Lima
Central School District
(GO)
4.000% 06/25/26
(ST AID WITHHLDG) 3,000 3,031,777
Metropolitan
Transportation Authority
(RB), Series C-1
5.000% 11/15/25
...
965 971,358
Monroe County Industrial
Development Corp. (RB)
5.000%, 12/01/25 . 40 40,193
5.000%, 12/01/26 . 425 435,771
New Hartford Central
School District (GO)
4.000% 06/26/26 (ST
AID WITHHLDG)
...
3,000 3,033,708
New York City Industrial
Development Agency
(RB)
5.000%, 03/01/28
(AGM) ........... 300 316,989
5.000%, 01/01/29
(AGM) ........... 2,595 2,776,942
New York Convention
Center Development
Corp. (RB)
5.000%, 11/15/25 . 65 65,358
5.000%, 11/15/35 . 2,500 2,506,215
New York State Dormitory
Authority (RB)
5.000%, 02/15/26
ETM ............. 1,115 1,130,376
5.000%, 03/15/26
ETM ............. 2,015 2,047,164
5.000%, 02/15/33 . 3,900 3,973,999
5.000%, 03/15/34 . 1,535 1,606,237
5.000%, 03/15/36 . 4,260 4,332,598
5.000%, 02/15/37 . 1,400 1,415,818
5.000%, 03/15/38 . 3,660 3,746,681
5.000%, 03/15/38 . 530 563,661
5.000%, 03/15/39 . 1,885 1,935,924
5.000%, 02/15/41 . 8,140 8,310,926
5.000%, 03/15/41 . 1,500 1,501,762
5.000%, 03/15/41 . 4,360 4,430,277
5.000%, 03/15/42 . 2,455 2,484,775
5.000%, 03/15/43 . 3,010 3,089,687
Face
Amount
Value
(000)
NEW YORK — (Continued)
New York State Thruway
Authority (RB)
5.000%, 01/01/26 . 185 $ 186,956
5.000%, 03/15/29 . 1,045 1,134,873
North Syracuse Central
School District (GO)
4.000% 07/31/26 (ST
AID WITHHLDG)
...
4,000 4,050,233
Port Authority of New York
& New Jersey (RB)
4.000%, 12/01/26 . 760 775,892
5.000%, 12/01/37 . 245 265,673
5.000%, 01/15/41 . 500 526,166
5.000%, 07/15/41 . 3,290 3,436,016
South Orangetown Central
School District (GO),
Series B
4.000%
08/05/26 (ST AID
WITHHLDG)
.......
2,000 2,026,572
Town of North Hempstead
(GO), Series B
4.000%
09/19/25
..........
2,000 2,003,736
Town of Oyster Bay (GO)
5.000% 08/01/29
(AGM)
............
85 93,716
Triborough Bridge & Tunnel
Authority (RB)
5.000%, 11/15/28 . 4,030 4,337,683
5.000%, 11/15/29 . 500 550,191
5.000%, 11/15/36 . 1,035 1,044,990
5.000%, 11/15/38 . 1,725 1,756,882
5.000%, 11/15/43 . 655 657,127
TOTAL NEW YORK ........ 124,322,129
NORTH CAROLINA — (0.7%)
Cape Fear Public Utility
Authority (RB)
5.000%, 04/01/43 . 340 352,796
5.000%, 04/01/44 . 360 371,432
Charlotte-Mecklenburg
Hospital Authority (The)
(RB)
1.100%, 01/15/38 . 2,100 2,100,000
1.100%, 01/15/48 . 2,770 2,770,000
City of Charlotte Water &
Sewer System (RB)
5.000% 07/01/43
...
500 521,744
City of Durham Water &
Sewer Utility System
(RB)
5.000% 08/01/28 1,425 1,530,240
City of Fayetteville Public
Works Commission
(RB)
5.000% 03/01/39 2,250 2,410,310
City of Raleigh Combined
Enterprise System (RB)
5.000% 09/01/36
...
375 415,080
County of Durham (GO)

130
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
NORTH CAROLINA
— (Continued)
5.000%, 06/01/36 . 600 $ 664,764
5.000%, 06/01/37 . 165 181,175
North Carolina Capital
Facilities Finance
Agency (RB)
4.000%
05/01/34
..........
80 79,419
North Carolina Medical
Care Commission
(RB), Series A
5.000%
06/01/42
..........
1,000 1,035,008
North Carolina Municipal
Power Agency No. 1
(RB), Series A
5.000%
01/01/32
..........
375 403,785
State of North Carolina
(RB)
5.000% 03/01/33 350 371,056
TOTAL NORTH CAROLINA .. 13,206,809
NORTH DAKOTA — (0.1%)
City of Fargo (GO), Series
H
4.000% 05/01/43
..
1,285 1,174,380
OHIO — (2.4%)
Akron Bath Copley Joint
Township Hospital
District (RB), Series A
5.000% 11/15/29
...
80 87,312
American Municipal Power,
Inc. (RB)
5.000%, 02/15/26 . 910 921,554
5.000%, 02/15/29 . 550 555,685
City of Cleveland Airport
System (RB), Series A
5.000% 01/01/26
...
795 802,573
City of Columbus (GO),
Series A
5.000%
08/15/41
..........
500 531,726
City of Hamilton (GO)
4.000% 12/17/25
(ST STANDBY NT
PURCHASE)
......
415 416,619
Cleveland State University
(RB), Series C
5.000%
06/01/35 (BAM)
....
830 908,424
County of Allen Hospital
Facilities (RB)
5.000%, 12/01/26 . 1,250 1,287,938
5.000%, 08/01/29 . 775 813,766
5.000%, 11/01/41 . 1,000 1,033,072
Ohio Higher Educational
Facility Commission (RB)
5.000%, 05/01/28 . 900 947,465
0.750%, 01/01/39 . 6,800 6,800,000
0.550%, 01/01/43 . 4,585 4,585,000
Face
Amount
Value
(000)
OHIO — (Continued)
Ohio State University (The)
(RB), Series A
5.000%
12/01/26
..........
410 $ 423,427
State of Ohio (GO)
5.000%, 08/01/25 . 1,030 1,030,000
5.000%, 09/01/25 . 955 956,943
5.000%, 05/01/26 . 435 443,291
5.000%, 05/01/28 . 1,770 1,891,297
5.000%, 03/01/29 . 850 923,261
5.000%, 02/01/32 . 2,710 2,737,529
5.000%, 05/01/35 . 1,230 1,262,823
State of Ohio (RB)
5.000%, 01/01/32 . 1,825 1,905,188
5.000%, 01/01/33 . 2,980 3,098,684
TOTAL OHIO ............. 34,363,577
OKLAHOMA — (0.7%)
Cleveland County
Educational Facilities
Authority (RB), Series A
5.000% 06/01/32
...
2,660 2,946,533
Cleveland County
Independent School
District No. 29 (GO)
4.000% 03/01/27
...
4,000 4,089,732
Cushing Educational
Facilities Authority (RB)
5.000% 09/01/28
...
1,265 1,338,360
Garfield County
Educational Facilities
Authority (RB), Series A
5.000% 09/01/30
...
1,375 1,401,257
Oklahoma County
Independent School
District No. 12 Edmond
(GO)
3.000% 03/01/26 480 480,920
TOTAL OKLAHOMA ....... 10,256,802
OREGON — (1.4%)
City of Bend (GO)
5.000%
06/01/43
..........
3,615 3,766,818
City of Eugene Electric
Utility System (RB)
5.000% 08/01/43
...
535 556,045
City of Portland (GO),
Series A
5.000%
06/01/26
..........
500 510,551
City of Portland Sewer
System (RB), Series A
5.000% 06/15/26
...
620 633,552
County of Multnomah (GO)
5.000% 06/01/29
...
1,060 1,099,591

131
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
OREGON — (Continued)
Deschutes County
Administrative School
District No. 1 Bend-La
Pine (GO)
5.000%
06/15/26 (SCH BD
GTY)
.............
4,145 $ 4,236,687
Deschutes County Hospital
Facilities Authority (RB)
5.000% 01/01/32
...
125 132,857
Multnomah County School
District No. 1 Portland
(GO)
5.000%, 06/15/27
(SCH BD GTY) .... 515 538,985
5.000%, 06/15/36
(SCH BD GTY) .... 1,500 1,640,585
Oregon Health & Science
University (RB), Series
B
5.000% 07/01/33
..
1,345 1,362,115
Oregon State Facilities
Authority (RB), Series A
5.000% 06/01/32
...
490 494,988
Port of Portland Airport
(RB), Series A
5.000%
07/01/29
..........
75 81,557
Portland Community
College District (GO)
5.000%, 06/15/27 . 2,080 2,116,406
5.000%, 06/15/33 . 1,240 1,258,697
State of Oregon (GO)
5.000%, 05/01/27 . 185 193,100
5.000%, 05/01/32 . 1,995 2,024,303
5.250%, 05/01/44 . 540 567,874
5.250%, 06/01/44 . 500 530,369
State of Oregon
Department of
Transportation (RB),
Series A
5.000%
11/15/41
..........
1,035 1,086,651
Tri-County Metropolitan
Transportation District
of Oregon (RB), Series
A
3.250% 10/01/34
..
50 46,751
Tualatin Valley Water
District (RB)
5.000%
06/01/43
..........
550 565,827
Washington & Clackamas
Counties School District
No. 23J Tigard-Tualatin
(GO), Series 23-J
5.000% 06/15/31
(SCH BD GTY)
.....
1,100 1,142,184
Face
Amount
Value
(000)
OREGON — (Continued)
Washington & Multnomah
Counties School District
No. 48J Beaverton
(GO), Series C
5.000%
06/15/27 (SCH BD
GTY)
.............
1,280 $ 1,339,372
TOTAL OREGON ......... 25,925,865
PENNSYLVANIA — (2.2%)
Baldwin Whitehall School
District (GO)
5.000%
11/15/25 (BAM) (ST
AID WITHHLDG)
...
890 895,890
Chichester School District
(GO)
4.000% 09/15/28
(AGM) (ST AID
WITHHLDG)
.......
45 46,604
City of Philadelphia (GO)
5.000%, 08/01/25 . 415 415,000
5.000%, 08/01/27 . 1,865 1,952,186
5.000%, 08/01/27 . 395 395,000
Commonwealth of
Pennsylvania (GO)
4.000%, 09/15/32 . 1,480 1,489,039
4.000%, 03/01/38 . 3,765 3,739,611
County of Lackawanna
(GO), Series B
4.000%
09/01/30 (BAM)
....
200 204,981
County of Lehigh (RB)
5.000% 07/01/29
...
1,355 1,450,446
County of Montgomery
(GO)
5.000% 07/01/26 2,000 2,045,406
Delaware River Port
Authority (RB), Series A
5.000% 01/01/35
...
205 214,466
East Stroudsburg Area
School District (GO),
Series AA
4.000%
09/01/27 (ST AID
WITHHLDG)
.......
60 60,077
Monroeville Finance
Authority (RB), Series B
5.000% 02/15/29
...
1,290 1,376,080
Pennsylvania Higher
Educational Facilities
Authority (RB)
5.000%, 06/15/26 . 705 720,000
5.000%, 05/01/29 . 60 60,555
5.000%, 05/01/34 . 770 772,930
Pennsylvania State
University (The) (RB),
Series B
4.000%
09/01/35
..........
1,260 1,262,960
Pennsylvania Turnpike
Commission (RB)
5.000%, 12/01/33 . 2,690 2,728,635
5.000%, 12/01/35 . 250 275,299

132
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
PENNSYLVANIA
— (Continued)
5.000%, 12/01/36 . 2,925 $ 2,956,589
5.250%, 12/01/42 . 605 633,108
5.000%, 12/01/43 . 2,250 2,253,982
Philadelphia Gas Works
Co. (RB), Series A
5.000% 08/01/28
(AGM)
............
55 58,798
Pittsburgh Water & Sewer
Authority (RB)
5.000%, 09/01/26
(AGM) ........... 1,575 1,614,987
5.000%, 09/01/26
(AGM) ........... 1,020 1,045,896
5.000%, 09/01/29 . 905 982,677
5.000%, 09/01/30 . 475 520,935
5.000%, 09/01/44
(AGM) ........... 1,000 1,023,127
Snyder County Higher
Education Authority
(RB)
5.000% 01/01/27 775 776,244
Southeastern Pennsylvania
Transportation Authority
(RB)
5.000% 06/01/28 245 255,551
Township of Lower Merion
(GO)
4.000%, 07/15/42 . 1,530 1,471,700
4.000%, 07/15/43 . 1,185 1,099,203
TOTAL PENNSYLVANIA .... 34,797,962
RHODE ISLAND — (0.1%)
Rhode Island Turnpike
& Bridge Authority
(RB), Series A
5.000%
10/01/32
..........
315 319,213
State of Rhode Island (GO)
5.000%, 12/01/41 . 635 668,441
5.000%, 12/01/42 . 610 635,779
5.000%, 05/01/43 . 2,000 2,096,688
TOTAL RHODE ISLAND .... 3,720,121
SOUTH CAROLINA — (1.5%)
Aiken County Consolidated
School District (GO)
5.000% 04/01/27
(SCSDE)
..........
905 942,724
Beaufort County School
District (GO), Series
C
5.000% 03/01/26
(SCSDE)
..........
4,410 4,472,728
County of Charleston
(GO), Series A
5.000%
11/01/25 (ST AID
WITHHLDG)
.......
170 171,048
Greenville Health System
(RB), Series B
5.000%
05/01/29
..........
65 65,149
Face
Amount
Value
(000)
SOUTH CAROLINA
— (Continued)
Oconee County School
District (GO)
5.000%
03/01/26 (SCSDE)
..
940 $ 954,030
Orangeburg County School
District (GO)
5.000%
08/13/26 (SCSDE)
..
1,000 1,023,328
Piedmont Municipal Power
Agency (RB)
5.000%, 01/01/28 . 65 65,089
5.000%, 01/01/30 . 1,760 1,762,043
South Carolina Public
Service Authority (RB)
5.000%, 12/01/37 . 1,300 1,299,967
5.000%, 12/01/44 . 570 573,582
Spartanburg County
School District No 7
(GO), Series D
5.000%
03/01/44 (SCSDE)
..
1,385 1,394,020
Spartanburg Sanitary
Sewer District (RB)
4.000% 03/01/40
...
2,500 2,381,854
York County School District
No. 1 (GO)
4.000%
07/30/26 (SCSDE)
..
8,000 8,112,287
TOTAL SOUTH CAROLINA .. 23,217,849
TENNESSEE — (3.4%)
¤ City of Clarksville Water
Sewer & Gas (RB)
5.000% 02/01/31 (Pre-
refunded @ $100,
2/1/26)
............
1,080 1,092,971
City of Knoxville Electric
System (RB)
5.000%, 07/01/28 . 795 850,533
5.000%, 07/01/29 . 830 905,399
City of Memphis (GO),
Series A
5.000%
10/01/43
..........
5,000 5,102,123
City of Sevierville (GO)
5.000% 06/01/26
...
2,630 2,684,329
County of Bedford (GO)
5.000% 06/01/26
...
1,000 1,020,240
County of Knox (GO)
5.000%, 06/01/26 . 200 204,215
4.000%, 06/01/38 . 1,510 1,489,123
County of Maury (GO)
5.000% 07/01/28
...
1,660 1,776,439
County of Williamson (GO)
5.000%, 04/01/39 . 1,830 1,966,581
5.000%, 04/01/40 . 4,725 5,026,539
4.000%, 04/01/41 . 3,570 3,480,196
4.000%, 04/01/42 . 1,235 1,176,379
4.000%, 04/01/43 . 1,935 1,814,603
4.000%, 04/01/44 . 2,010 1,862,579

133
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TENNESSEE — (Continued)
Greeneville Health &
Educational Facilities
Board (RB)
5.000%
07/01/30
..........
110 $ 115,214
Knox County Health
Educational & Housing
Facility Board (RB),
Series A
5.000%
01/01/33
..........
100 101,817
Metropolitan Government
Nashville & Davidson
County Health &
Educational Facs Bd
(RB)
5.000%, 07/01/29 . 2,000 2,153,897
5.000%, 07/01/30 . 2,380 2,412,977
5.000%, 07/01/31 . 2,070 2,254,442
Metropolitan Government
of Nashville & Davidson
County (GO)
5.000%, 01/01/28 . 440 449,322
4.000%, 07/01/37 . 1,000 986,358
4.000%, 01/01/44 . 5,000 4,549,369
Metropolitan Government
of Nashville & Davidson
County Water & Sewer
(RB)
5.000% 07/01/35 5,155 5,755,759
State of Tennessee (GO)
5.000%, 08/01/27 . 1,000 1,001,831
5.000%, 09/01/27 . 1,100 1,158,781
TOTAL TENNESSEE ....... 51,392,016
TEXAS — (19.4%)
Alamo Community College
District (GO)
5.000%, 02/15/26 . 2,955 2,994,481
5.000%, 02/15/30 . 1,345 1,475,781
Alamo Heights
Independent School
District (GO), Series
A
5.000% 02/01/26
(PSF-GTD)
........
530 536,060
Alvin Independent School
District (GO)
5.000%
02/15/44 (PSF-GTD) 450 461,497
Arlington Independent
School District (GO)
5.000% 02/15/26
(PSF-GTD)
........
1,000 1,014,711
¤ Austin Community College
District (GO)
5.000%
08/01/30 (Pre-
refunded @ $100,
8/1/25)
............
685 685,000
Austin Independent School
District (GO)
Face
Amount
Value
(000)
TEXAS — (Continued)
5.000%, 08/01/25
(PSF-GTD) ....... 275 $ 275,000
5.000%, 08/01/25 . 1,185 1,185,000
5.000%, 08/01/25
(PSF-GTD) ....... 535 535,000
5.000%, 08/01/27 . 1,745 1,793,539
5.000%, 08/01/29 . 700 761,157
5.000%, 08/01/42
(PSF-GTD) ....... 1,100 1,132,459
5.000%, 08/01/43 . 1,120 1,145,674
Barbers Hill Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
105 107,780
Bexar County Hospital
District (GO)
5.000%
02/15/27
..........
1,450 1,501,640
Birdville Independent
School District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 500 519,499
5.000%, 02/15/28 . 550 582,573
5.000%, 02/15/29 . 500 539,625
5.000%, 02/15/30 . 605 662,743
Board of Regents of the
University of Texas
System (RB)
5.000%, 08/15/26 . 215 220,570
5.000%, 08/15/39 . 1,870 1,927,811
5.000%, 08/15/42 . 750 782,253
5.000%, 08/15/43 . 7,435 7,644,969
Brushy Creek Regional
Utility Authority, Inc.
(RB)
4.000% 08/01/32 270 270,754
Bryan Independent School
District (GO)
4.000%
02/15/30 (PSF-GTD) 1,690 1,784,173
Carrizo Springs
Consolidated
Independent School
District (GO)
5.000%
08/15/25 (PSF-GTD) 990 990,873
Central Texas Regional
Mobility Authority (RB)
5.000%, 01/01/26 . 290 292,584
5.000%, 01/01/29 . 60 64,230
4.000%, 01/01/40 . 1,420 1,331,956
Central Texas Turnpike
System (RB), Series A
5.000% 08/15/39
...
1,450 1,493,476
City of Amarillo Waterworks
& Sewer System (RB)
5.000%, 04/01/28 . 560 594,735
5.000%, 04/01/29 . 870 940,791
City of Austin (GO)
5.000%, 09/01/25 . 765 766,507

134
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
5.000%, 09/01/26 . 150 $ 154,041
5.000%, 09/01/29 . 1,790 1,959,577
5.000%, 09/01/44 . 710 724,585
City of Austin Electric Utility
(RB)
5.000%, 11/15/43 . 815 832,285
5.000%, 11/15/44 . 1,220 1,239,055
City of Austin Water &
Wastewater System (RB)
5.000%, 11/15/29 . 515 564,010
5.000%, 11/15/31 . 865 885,687
5.000%, 11/15/41 . 1,020 1,056,638
City of Bryan Electric
System (RB)
5.000%
07/01/28 (AGM)
....
1,005 1,069,947
City of Cedar Park (GO)
5.000% 02/15/28
...
530 561,522
City of College Station (GO)
5.000%, 02/15/28 . 1,015 1,075,368
5.000%, 02/15/29 . 260 280,514
5.000%, 02/15/35 . 1,040 1,127,067
City of Dallas Hotel
Occupancy Tax (RB)
5.000%, 08/15/25 . 795 795,622
4.000%, 08/15/27 . 1,125 1,131,545
City of Dallas Waterworks
& Sewer System (RB),
Series C
4.000%
10/01/34
..........
1,090 1,110,538
City of Denton (GO)
5.000%, 02/15/26 . 1,945 1,969,834
5.000%, 02/15/29 . 2,410 2,599,301
City of El Paso (GO)
5.000% 08/15/27
...
800 837,355
City of El Paso Water &
Sewer (RB)
5.000%, 03/01/26 . 1,005 1,018,610
5.000%, 03/01/27 . 695 721,012
5.000%, 03/01/45 . 735 741,709
City of Fort Worth (GO)
5.000%, 03/01/26 . 4,970 5,035,857
5.000%, 03/01/27 . 2,665 2,757,174
5.000%, 03/01/36 . 4,690 5,019,505
5.000%, 03/01/37 . 2,430 2,579,168
City of Frisco (GO)
5.000% 02/15/26
...
1,220 1,236,498
City of Houston (GO)
5.000%, 03/01/27 . 1,055 1,097,661
5.250%, 03/01/39 . 540 576,301
5.250%, 03/01/40 . 2,810 2,967,245
5.000%, 03/01/43 . 4,480 4,557,030
5.250%, 03/01/43 . 5,125 5,308,440
5.000%, 03/01/44 . 1,585 1,601,037
City of Hutto (GO)
5.000%
08/01/43 (BAM)
....
805 828,246
Face
Amount
Value
(000)
TEXAS — (Continued)
City of Irving (GO)
5.000%
09/15/26
..........
960 $ 985,929
City of Laredo Waterworks
& Sewer System (RB)
5.000%, 03/01/28 . 1,000 1,058,654
5.000%, 03/01/43 . 625 639,444
5.000%, 03/01/44 . 500 509,177
City of Lewisville (GO)
5.000% 02/15/26
...
370 374,864
City of Mount Pleasant (GO)
5.000%, 05/15/39
(AGM) ........... 1,845 1,919,374
5.000%, 05/15/43
(AGM) ........... 2,090 2,109,702
City of Pearland (GO)
5.000% 03/01/28
...
1,500 1,580,104
City of Pflugerville (GO)
4.000%, 08/01/30 . 1,000 1,042,235
4.000%, 08/01/31 . 1,940 1,952,458
5.000%, 08/01/36 . 1,665 1,785,695
5.000%, 08/01/40 . 855 897,748
5.000%, 08/01/41 . 900 937,691
City of Richardson (GO)
5.000%, 02/15/41 . 375 391,595
5.000%, 02/15/42 . 400 414,947
5.000%, 02/15/44 . 1,500 1,538,309
City of San Antonio (GO)
5.000%, 08/01/26 . 2,235 2,291,493
City of San Antonio Electric
& Gas Systems (RB)
5.000%, 02/01/26 . 2,845 2,881,794
4.000%, 02/01/27 . 2,050 2,096,984
5.000%, 02/01/27 . 4,875 5,058,111
5.000%, 02/01/35 . 950 971,461
5.000%, 02/01/43 . 795 809,159
5.000%, 02/01/44 . 200 202,914
City of Seguin (GO)
5.000% 09/01/42
...
2,000 2,047,562
City of Taylor (GO), Series
A
5.000% 08/15/38
..
1,465 1,541,339
City of Temple (GO)
5.000%, 08/01/27 . 210 219,914
5.000%, 08/01/42 . 2,560 2,626,310
City of Waco (GO)
5.000%, 02/01/26 . 1,340 1,356,525
5.000%, 02/01/43 . 925 947,888
5.000%, 02/01/44 . 715 728,608
Clear Lake City Water
Authority (GO)
5.000%
03/01/27
..........
210 217,462
Clifton Higher Education
Finance Corp. (RB),
Series T
5.000%
08/15/25 (PSF-GTD) 20 20,016

135
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
Comal Independent School
District (GO)
5.000%
02/01/28 (PSF-GTD) 510 $ 540,039
Conroe Independent School
District (GO)
5.000%, 02/15/26
(PSF-GTD) ....... 1,025 1,038,861
5.000%, 02/15/44
(PSF-GTD) ....... 4,500 4,586,176
Corpus Christi Independent
School District (GO)
5.000% 08/15/40
(PSF-GTD)
........
1,250 1,328,835
County of Bexar (GO)
5.000% 06/15/43
...
1,985 2,050,946
County of Bexar (RB)
5.000% 08/15/27
...
340 356,832
County of Collin (GO)
5.000% 02/15/29
...
1,045 1,130,391
County of Denton (GO)
5.000%, 07/15/41 . 460 481,254
5.000%, 07/15/42 . 530 549,559
County of Ector (GO)
5.000% 02/15/44
...
3,000 3,033,086
County of Fort Bend Toll
Road (RB)
5.000%
03/01/42 (AGM)
....
500 515,552
County of Harris (GO)
5.000%, 10/01/25 . 685 687,834
5.000%, 10/01/26 . 2,515 2,525,266
5.000%, 09/15/28 . 1,155 1,241,587
5.000%, 10/01/29 . 1,125 1,233,150
5.000%, 09/15/42 . 2,000 2,077,900
5.000%, 09/15/42 . 1,460 1,512,544
County of Hidalgo (GO)
5.000% 08/15/27
...
380 397,037
County of Midland (GO)
5.000% 02/15/42
...
3,890 3,976,042
County of Tarrant (GO)
5.000% 07/15/26
...
670 685,900
County of Travis (GO)
4.000% 03/01/42
...
2,205 2,045,481
County of Williamson  (GO)
5.000% 02/15/42
...
2,250 2,348,038
County of Williamson (GO)
5.000%, 02/15/27 . 1,295 1,345,303
5.000%, 02/15/30 . 2,630 2,830,101
Crowley Independent
School District (GO)
¤ 5.000%, 08/01/36
(PSF-GTD) (Pre-
refunded @ $100,
8/1/25) ........... 1,065 1,065,000
5.000%, 02/01/37
(PSF-GTD) ....... 845 912,478
Face
Amount
Value
(000)
TEXAS — (Continued)
¤ 4.000%, 08/01/39
(PSF-GTD) (Pre-
refunded @ $100,
8/1/25) ........... 175 $ 175,000
Cypress-Fairbanks
Independent School
District (GO)
5.000%
02/15/28 (PSF-GTD) 575 610,090
Dallas Area Rapid Transit
(RB)
¤ 5.000%, 12/01/28
(Pre-refunded @
$100, 12/1/25) ..... 1,165 1,174,198
¤ 5.000%, 12/01/36
(Pre-refunded @
$100, 12/1/25) ..... 1,055 1,063,330
¤ 5.000%, 12/01/46
(Pre-refunded @
$100, 12/1/25) ..... 1,435 1,446,330
Dallas College (GO)
5.000% 02/15/29
...
1,495 1,612,954
Dallas County Utility &
Reclamation District
(GO)
5.000% 02/15/26 410 415,147
Dallas Fort Worth
International Airport
(RB)
5.000% 11/01/30 320 354,440
Dallas Independent School
District (GO)
5.000%, 02/15/29
(PSF-GTD) ....... 1,165 1,263,533
5.000%, 02/15/41
(PSF-GTD) ....... 2,925 3,014,996
Del Valle Independent
School District (GO)
5.000% 06/15/26
(PSF-GTD)
........
685 699,673
Denton Independent
School District (GO)
5.000% 08/15/25
(PSF-GTD)
........
1,215 1,216,076
DeSoto Independent
School District (GO)
5.000% 08/15/26
(PSF-GTD)
........
310 317,639
Dripping Springs
Independent School
District (GO)
5.000%
02/15/38 (PSF-GTD) 435 460,563
Eagle Mountain & Saginaw
Independent School
District (GO)
5.000%
08/15/27 (PSF-GTD) 1,275 1,339,161

136
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
East Central Independent
School District (GO)
4.000% 08/15/41
(PSF-GTD)
........
1,030 $ 986,893
El Paso County Hospital
District (GO)
5.000%, 02/15/26
(AGM) ........... 980 992,114
5.000%, 02/15/27
(AGM) ........... 635 655,544
5.000%, 08/15/40
(AGM) ........... 1,375 1,431,748
El Paso Independent
School District (GO)
5.000% 08/15/26
(PSF-GTD)
........
1,235 1,266,525
Forney Independent
School District (GO)
5.000% 08/15/27
(PSF-GTD)
........
1,000 1,047,261
Fort Bend County
Municipal Utility District
No. 182 (GO)
5.250%
09/01/29 (BAM)
....
1,135 1,229,724
Fort Bend Independent
School District (GO),
Series A
5.000%
08/15/26 (PSF-GTD) 1,180 1,210,121
Fort Worth Independent
School District (GO),
Series A
5.000%
02/15/32 (PSF-GTD) 2,075 2,214,572
Frisco Independent School
District (GO)
4.000%, 02/15/28
(PSF-GTD) ....... 3,745 3,872,633
5.000%, 02/15/28
(PSF-GTD) ....... 390 414,394
Galveston Independent
School District (GO)
5.000%, 02/01/27
(PSF-GTD) ....... 420 435,460
Greater Texoma Utility
Authority (RB)
5.000%, 10/01/42
(BAM) ........... 2,525 2,561,250
5.000%, 10/01/43
(BAM) ........... 5,630 5,688,113
Gulf Coast Authority (RB),
Series B
5.000%
10/01/29
..........
1,250 1,359,842
Harris County Cultural
Education Facilities
Finance Corp. (RB)
5.000%, 11/15/26 . 105 106,623
5.000%, 05/15/27 . 770 799,388
Face
Amount
Value
(000)
TEXAS — (Continued)
5.000%, 05/15/28 . 325 $ 344,240
5.000%, 07/01/28 . 550 584,606
3.000%, 10/01/40 . 245 199,193
Harris County Flood
Control District (GO),
Series A
5.000%
10/01/27
..........
1,685 1,775,469
Hays Consolidated
Independent School
District (GO)
5.000%
02/15/27 (PSF-GTD) 440 457,295
Houston Community
College System (GO)
5.000%, 02/15/28 . 1,600 1,696,810
5.000%, 02/15/35 . 1,975 2,067,208
Houston Independent
School District (GO),
Series A
5.000%
02/15/26 (PSF-GTD) 810 821,085
Hurst-Euless-Bedford
Independent School
District (GO)
5.000%
08/15/43 (PSF-GTD) 3,450 3,557,884
Hutto Independent School
District (GO)
5.000%, 08/01/26
(PSF-GTD) ....... 210 215,140
5.000%, 08/01/27
(PSF-GTD) ....... 195 204,479
Katy Independent School
District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 350 363,003
5.000%, 02/15/30
(PSF-GTD) ....... 2,860 2,962,885
Lamar Consolidated
Independent School
District (GO)
5.000%
02/15/30
..........
1,145 1,254,796
Lewisville Independent
School District (GO)
5.000% 08/15/43
(PSF-GTD)
........
1,000 1,029,777
Lower Colorado River
Authority (RB)
5.000%, 05/15/26 . 2,150 2,189,598
5.000%, 05/15/29 . 165 178,256
5.000%, 05/15/32
(AGM) ........... 550 605,295
5.000%, 05/15/33 . 1,875 1,969,493
5.000%, 05/15/41 . 275 280,595
5.000%, 05/15/42
(AGM) ........... 1,300 1,336,665

137
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
Marble Falls Independent
School District (GO)
5.000% 02/15/28
(PSF-GTD)
........
1,250 $ 1,323,992
North Texas Municipal
Water District Water
System (RB)
5.000%
09/01/26
..........
1,405 1,441,936
North Texas Tollway
Authority (RB)
5.000%, 01/01/26 . 630 636,457
5.000%, 01/01/27 . 1,055 1,092,687
5.000%, 01/01/39 . 3,020 3,055,382
Northside Independent
School District (GO)
5.000% 08/01/26
(PSF-GTD)
........
500 511,589
Northwest Independent
School District (GO)
5.000% 02/15/38
(PSF-GTD)
........
3,260 3,454,329
Permanent University Fund
- University of Texas
System (RB)
5.000%, 07/01/27 . 760 775,983
5.000%, 07/01/43 . 1,000 1,033,128
Pflugerville Independent
School District (GO),
Series A
5.000%
02/15/41
..........
1,025 1,054,231
Plano Independent School
District (GO)
5.000%
02/15/29
..........
2,190 2,369,725
Prosper Independent
School District (GO),
Series A
5.000%
02/15/44 (PSF-GTD) 1,525 1,565,382
Richardson Independent
School District (GO)
5.000%, 02/15/27
(PSF-GTD) ....... 670 695,097
5.000%, 02/15/29
(PSF-GTD) ....... 390 420,513
Roma Independent School
District (GO)
4.000%
02/15/26 (PSF-GTD) 60 60,444
Round Rock Independent
School District (GO)
5.000%, 08/01/26
(PSF-GTD) ....... 585 599,787
5.000%, 08/01/29
(PSF-GTD) ....... 2,185 2,385,538
San Antonio Independent
School District (GO)
5.000%, 08/15/26
(PSF-GTD) ....... 1,175 1,204,261
Face
Amount
Value
(000)
TEXAS — (Continued)
5.000%, 08/15/27
(PSF-GTD) ....... 815 $ 853,689
5.000%, 08/15/28
(PSF-GTD) ....... 1,565 1,675,791
5.000%, 08/15/28
(PSF-GTD) ....... 2,645 2,832,248
5.000%, 08/15/29
(PSF-GTD) ....... 510 557,132
4.000%, 08/15/43
(PSF-GTD) ....... 1,500 1,372,142
Splendora Independent
School District (GO)
5.000% 02/15/43
(PSF-GTD)
........
900 923,691
State of Texas (GO)
5.000%, 10/01/26 . 1,585 1,603,456
5.000%, 04/01/27 . 2,525 2,565,536
5.000%, 04/01/27 . 2,805 2,850,031
5.000%, 10/01/31 . 1,730 1,808,948
5.000%, 10/01/32 . 2,700 2,815,457
Sulphur Springs
Independent School
District (GO)
5.000%
02/15/44 (PSF-GTD) 970 993,407
Tarrant County College
District (GO)
5.000%
08/15/26
..........
1,375 1,410,242
Tarrant County Cultural
Education Facilities
Finance Corp. (RB)
5.000%, 07/01/28 . 305 322,609
5.000%, 12/01/44 . 1,000 1,011,731
Tarrant Regional Water
District Water Supply
System (RB), Series A
5.000% 03/01/27
...
1,825 1,850,355
Temple Independent School
District (GO)
5.000%, 02/01/27
(PSF-GTD) ....... 795 822,479
5.000%, 02/01/43
(PSF-GTD) ....... 1,590 1,637,852
Texas City Independent
School District (GO)
5.000% 08/15/39
(PSF-GTD)
........
1,700 1,797,025
Texas Department of
Transportation State
Highway Fund (RB),
Series A
5.000%
10/01/29
..........
1,100 1,127,336
Texas State Technical
College (RB)
5.000%
08/01/29 (AGM)
....
740 803,500

138
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
TEXAS — (Continued)
Texas Tech University
System (RB), Series A
5.000% 02/15/42
...
470 $ 491,633
Texas Transportation
Commission (GO)
5.000% 04/01/43
...
535 553,644
Timber Lane Utility District
(GO), Series A
4.000%
08/01/25 (AGM)
....
60 60,000
Tomball Independent
School District (GO)
5.000% 02/15/29
(PSF-GTD)
........
575 623,023
Town of Prosper (GO)
5.000% 02/15/26
...
280 283,575
Trinity River Authority
Central Regional
Wastewater System (RB)
3.000%, 08/01/25 . 200 200,000
5.000%, 08/01/29 . 610 664,019
Trinity River Authority
Denton Creek
Wastewater Treatment
System (RB)
5.000%, 02/01/26 . 515 521,094
Upper Trinity Regional
Water District (RB)
5.000%, 08/01/25
(BAM) ........... 1,025 1,025,000
5.000%, 08/01/26
(BAM) ........... 350 358,182
5.000%, 08/01/31
(BAM) ........... 260 287,284
Waco Independent School
District (GO)
5.000%
08/15/26 (PSF-GTD) 250 256,356
Washington County Junior
College District (RB)
5.000% 10/01/29
(AGM)
............
1,700 1,833,436
Waxahachie Independent
School District (GO)
5.000% 02/15/27
(PSF-GTD)
........
520 539,638
Weatherford Independent
School District (GO)
5.000% 02/15/44
(PSF-GTD)
........
505 517,902
West Travis County Public
Utility Agency (RB)
6.500% 08/15/26
(AGM)
............
435 451,431
Wylie Independent School
District (GO)
5.000%
08/15/25 (PSF-GTD) 1,110 1,111,001
Face
Amount
Value
(000)
TEXAS — (Continued)
¤ Ysleta Independent School
District (GO)
5.000%
08/15/32 (PSF-GTD)
(Pre-refunded @
$100, 8/15/25)
.....
3,000 $ 3,002,819
TOTAL TEXAS ............ 309,309,805
UTAH — (0.3%)
Central Valley Water
Reclamation Facility
(RB), Series C
4.000%
03/01/40
..........
4,770 4,479,934
VERMONT — (0.0%)
State of Vermont (GO),
Series A
5.000%
08/15/27
..........
100 105,250
VIRGINIA — (2.7%)
Arlington County Industrial
Development Authority
(RB)
5.000% 07/01/26 460 469,012
City of Danville (GO)
4.000% 09/01/25 (ST
AID WITHHLDG)
...
590 590,700
City of Manassas (GO)
4.000%, 01/01/42
(ST AID WITHHLDG) 1,075 1,006,863
4.000%, 01/01/43
(ST AID WITHHLDG) 2,305 2,129,468
4.000%, 01/01/44
(ST AID WITHHLDG) 1,120 1,021,062
City of Norfolk (GO), Series
A
5.000% 09/01/36
(ST AID WITHHLDG) 225 247,460
City of Richmond (GO),
Series A
5.000%
03/01/30 (ST AID
WITHHLDG)
.......
1,260 1,338,272
City of Roanoke (GO)
5.000% 04/01/26 (ST
AID WITHHLDG)
...
745 757,437
City of Virginia Beach
(GO), Series B
4.000%
02/01/42 (ST AID
WITHHLDG)
.......
5,315 5,117,001
County of Fairfax (GO)
4.000%, 10/01/29
(ST AID WITHHLDG) 10,505 11,123,555
4.000%, 10/01/42
(ST AID WITHHLDG) 6,535 6,097,745
4.000%, 10/01/43
(ST AID WITHHLDG) 2,500 2,297,858
County of Henrico (GO),
Series A
4.000%
08/01/41
..........
1,950 1,893,589
County of Henrico Water &
Sewer (RB)

139
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
VIRGINIA — (Continued)
¤ 5.000%, 05/01/29
(Pre-refunded @
$100, 5/1/26) ...... 2,005 $ 2,040,637
¤ 5.000%, 05/01/30
(Pre-refunded @
$100, 5/1/26) ...... 1,005 1,022,863
¤ 5.000%, 05/01/31
(Pre-refunded @
$100, 5/1/26) ...... 2,170 2,208,570
¤ 5.000%, 05/01/33
(Pre-refunded @
$100, 5/1/26) ...... 1,500 1,526,661
County of Loudoun (GO)
5.000%, 12/01/26
(ST AID WITHHLDG) 230 237,778
5.000%, 12/01/26
(ST AID WITHHLDG) 230 237,778
5.000%, 12/01/28
(ST AID WITHHLDG) 4,500 4,871,184
TOTAL VIRGINIA .......... 46,235,493
WASHINGTON — (6.9%)
Auburn School District No.
408 of King & Pierce
Counties (GO)
5.000%
12/01/26 (SCH BD
GTY)
.............
2,305 2,382,122
City of Seattle (GO)
5.000% 05/01/43
...
1,355 1,408,211
City of Seattle Drainage
& Wastewater (RB)
5.000% 09/01/29
...
1,495 1,638,456
City of Seattle Municipal
Light & Power (RB)
5.000%, 07/01/26 . 4,080 4,175,745
5.000%, 09/01/29 . 3,725 3,902,121
County of King (GO)
4.000%, 01/01/26 . 325 327,007
5.000%, 06/01/29 . 665 727,849
County of King Sewer
(RB), Series A
5.000%
01/01/26
..........
335 338,307
County of Spokane (GO)
5.000% 12/01/28
...
605 653,491
County of Thurston (GO)
5.000% 12/01/43
...
2,340 2,386,946
Energy Northwest (RB)
5.000%, 07/01/26 . 585 585,688
5.000%, 07/01/26 . 3,650 3,731,527
5.000%, 07/01/28 . 12,065 12,716,920
5.000%, 07/01/36 . 1,585 1,659,069
5.000%, 07/01/37 . 1,710 1,843,732
5.000%, 07/01/39 . 2,385 2,468,638
5.000%, 07/01/40 . 2,920 3,021,985
5.000%, 07/01/41 . 2,775 2,863,725
4.000%, 07/01/42 . 1,360 1,256,377
Face
Amount
Value
(000)
WASHINGTON — (Continued)
Franklin County School
District No. 1 Pasco
(GO)
5.000% 12/01/35
(SCH BD GTY)
.....
1,130 $ 1,240,564
King County Public
Hospital District No. 1
(GO)
5.000% 12/01/25 425 427,664
King County School District
No. 401 Highline (GO)
5.000% 12/01/41
(SCH BD GTY)
.....
1,730 1,804,015
King County School District
No. 405 Bellevue (GO)
5.000% 12/01/25
(SCH BD GTY)
.....
510 514,205
Pierce County School
District No. 3 Puyallup
(GO)
5.000% 12/01/31
(SCH BD GTY)
.....
4,610 4,770,517
Pierce County School
District No. 403 Bethel
(GO)
5.000% 12/01/42
(SCH BD GTY)
.....
2,000 2,090,684
Snohomish County Public
Utility District No. 1
Electric System (RB),
Series A
5.000%
12/01/36
..........
1,630 1,800,778
Snohomish County
School District No.
201 Snohomish (GO)
4.000% 12/01/26
(SCH BD GTY)
.....
455 463,932
Spokane County School
District No. 81 Spokane
(GO)
4.000% 12/01/43
(SCH BD GTY)
.....
1,895 1,696,884
State of Washington (GO)
5.000%, 08/01/25 . 1,605 1,605,000
5.000%, 08/01/25 . 1,130 1,130,000
5.000%, 08/01/25 . 2,000 2,000,000
5.000%, 08/01/25 . 4,720 4,720,000
5.000%, 02/01/26 . 1,755 1,776,879
5.000%, 08/01/26 . 1,165 1,165,000
4.000%, 07/01/27 . 1,175 1,209,325
5.000%, 08/01/28 . 1,500 1,608,979
5.000%, 08/01/30 . 3,020 3,348,149
5.000%, 08/01/31 . 1,355 1,382,869
5.000%, 08/01/38 . 3,345 3,585,372
5.000%, 02/01/39 . 1,450 1,495,261
5.000%, 07/01/39 . 2,580 2,760,733
5.000%, 08/01/39 . 4,260 4,432,594
5.000%, 08/01/39 . 3,075 3,269,550
5.000%, 08/01/41 . 5,000 5,055,469
5.000%, 02/01/42 . 760 765,116
5.000%, 08/01/42 . 1,250 1,271,967

140
Dimensional National Municipal Bond ETF
continued
Face
Amount
Value
(000)
WASHINGTON — (Continued)
5.000%, 02/01/43 . 1,055 $ 1,070,916
5.000%, 02/01/44 . 1,675 1,696,125
5.000%, 06/01/44 . 1,415 1,428,896
Washington Health Care
Facilities Authority (RB)
5.000%, 08/01/25 . 50 50,000
5.000%, 08/01/26 . 150 153,024
5.000%, 08/15/34 . 1,050 1,070,065
5.000%, 08/15/35 . 1,500 1,515,413
5.000%, 03/01/40 . 1,355 1,415,892
TOTAL WASHINGTON ..... 113,879,753
WEST VIRGINIA — (0.4%)
State of West Virginia (GO)
5.000%, 12/01/39 . 2,035 2,119,912
5.000%, 06/01/41 . 1,480 1,503,525
5.000%, 12/01/41 . 1,000 1,019,279
West Virginia Hospital
Finance Authority (RB)
5.000%, 06/01/37 . 230 243,682
5.250%, 06/01/42 . 1,000 1,033,009
TOTAL WEST VIRGINIA .... 5,919,407
WISCONSIN — (3.5%)
City of Madison (GO)
5.000%, 10/01/25 . 1,505 1,511,116
5.000%, 10/01/26 . 950 978,193
5.000%, 10/01/26 . 6,315 6,502,411
City of Milwaukee (GO)
5.000%, 04/01/27 . 445 461,254
5.000%, 04/01/28 . 2,605 2,752,080
4.000%, 04/01/28 . 115 115,846
City of Milwaukee WI (GO)
5.000% 04/01/29
(AGM)
............
1,300 1,396,828
City of Racine (GO)
4.500% 03/15/27
...
1,205 1,216,973
Madison Metropolitan
School District (GO)
5.000%, 03/01/30 . 3,690 4,071,359
5.000%, 03/01/42 . 600 626,211
Milwaukee Metropolitan
Sewerage District
(GO), Series A
5.000%
10/01/25
..........
1,000 1,004,013
Platteville School District
(GO)
5.000%, 03/01/30 . 785 856,546
5.000%, 03/01/31 . 1,230 1,344,214
Face
Amount
Value
(000)
WISCONSIN — (Continued)
State of Wisconsin (GO)
5.000%, 11/01/25 . 3,375 $ 3,396,139
5.000%, 11/01/26 . 1,615 1,667,384
5.000%, 05/01/29 . 3,175 3,466,921
5.000%, 05/01/31 . 3,040 3,346,796
5.000%, 05/01/37 . 840 905,425
5.000%, 05/01/37 . 2,370 2,542,437
5.000%, 05/01/38 . 3,095 3,304,671
5.000%, 05/01/41 . 5,435 5,680,680
University of Wisconsin
Hospitals & Clinics
(RB), Series A
5.000%
04/01/26
..........
250 254,007
Village of Germantown
(GO), Series E
5.000%
03/01/30
..........
1,670 1,825,210
Wisconsin Department of
Transportation (RB),
Series A
5.000%
07/01/43
..........
2,700 2,829,794
Wisconsin Health &
Educational Facilities
Authority (RB), Series A
5.000% 08/15/32
...
360 360,537
TOTAL WISCONSIN ....... 52,417,045
TOTAL MUNICIPAL BONDS . 1,608,538,716
COMMERCIAL PAPER — ( 0.1% )
UNITED STATES — (0.1%)
Maricopa County Industries
Development
2.900% 11/05/25 ..... 1,500 1,499,783
TOTAL UNITED STATES ... 1,499,783
TOTAL COMMERCIAL PAPER 1,499,783
Shares Value
INVESTMENT
COMPANY — ( 0.3% )
UNITED STATES — (0.3%)
BlackRock Liquidity Funds
MuniCash
(r) 2.519% ............. 4,934,537 4,935,030
TOTAL UNITED STATES ... 4,935,030
TOTAL INVESTMENT
COMPANY ............... 4,93 5,030
TOTAL INVESTMENT
SECURITIES — ( 100.0% )
(Cost $ 1,636,469,057 ) ...... 1,614,973,529
TOTAL INVESTMENTS
— (100.0%)
(Cost $1,636,469,057) ...... $ 1,614,973,529

141
Dimensional National Municipal Bond ETF
continued
¤ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(r) Rate disclosed is the seven day yield as of July 31, 2025.
AGM Assured Guaranty Municipal Corporation
BAM Build America Mutual
CNTY GTD County Guaranteed
COP Certificate of Participation
ETM Escrowed to Maturity
GO General Obligation
PSF-GTD Public School Fund Guarantee
Q-SBLF School Bond Qualification and Loan Program
RB Revenue Bond
RN Revenue Note
SCH BD GTY School Board Guarantee
SCSDE South Carolina State Department of Education
SD CRED PROG School District Credit Program
ST Special Tax
ST AID DIR DEP State Aid Direct Deposit
ST AID WITHHLDG State Aid Withholding
ST APPROP State Appropriations
ST INTERCEPT State Intercept
TA Tax Allocation
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds ........................ $ — $ 1,608,538,716 $ — $ 1,608,538,716
Commercial Paper ...................... — 1,499,783 — 1,499,783
Investment Company .................... 4,935,030 — — 4,935,030
Total Investments ....................... $4,935,030 $1,610,038,499 $— $1,614,973,529

142
Dimensional California Municipal Bond ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Face
Amount
Value
(000)
MUNICIPAL BONDS — (97.9%)
CALIFORNIA — (97.9%)
Alameda Corridor
Transportation Authority
(RB), Series A
5.000%
10/01/43 (AGM)
....
500 $ 519,933
Alameda Unified School
District-Alameda County
(GO), Series 2022-B
5.000% 08/01/43
...
200 209,607
Alum Rock Union
Elementary School
District (GO)
5.000%
08/01/42 (BAM)
....
300 311,294
Amador Water Agency
Financing Corp. (COP),
Series A
5.000%
06/01/26
..........
240 243,080
Anaheim Housing & Public
Improvements Authority
(RB)
5.000%, 10/01/26 . 150 154,650
5.000%, 10/01/29 . 3,000 3,155,017
5.000%, 10/01/29 . 800 841,338
Antelope Valley Union High
School District (GO)
5.000%, 08/01/26 . 750 770,385
5.000%, 08/01/27 . 465 490,496
Arcadia Unified School
District (GO)
4.000%
08/01/40
..........
1,000 941,414
Atascadero Unified School
District (GO), Series A
5.000% 08/01/27
...
250 262,753
Bay Area Toll Authority
(RB), Series B
0.200%
04/01/55
..........
12,155 12,155,000
Belmont-Redwood Shores
School District (GO),
Series A
5.000%
08/01/26
..........
420 431,163
Burbank Unified School
District (GO)
5.000%, 08/01/27 . 650 685,639
5.000%, 08/01/29 . 1,000 1,104,554
Burlingame School District
(GO), Series 2020-B
5.000% 08/01/25
...
175 175,000
California Educational
Facilities Authority
(RB), Series A
5.000%
04/01/44
..........
300 313,100
California Health Facilities
Financing Authority (RB)
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 02/01/26 . 270 $ 273,420
5.000%, 11/01/27 . 1,165 1,231,985
5.000%, 02/01/28 . 185 196,312
5.000%, 12/01/28 . 500 528,859
5.000%, 11/15/30 . 1,330 1,338,439
5.000%, 08/15/32 . 1,330 1,351,257
5.000%, 08/15/33 . 1,030 1,184,590
4.000%, 08/15/36 . 1,100 1,100,809
4.000%, 04/01/38 . 400 389,472
0.200%, 03/01/41 . 4,000 4,000,000
5.000%, 08/15/41 . 515 535,234
5.000%, 12/01/41 . 500 515,403
5.000%, 11/01/43 . 355 367,314
5.000%, 11/15/43 . 2,300 2,366,123
5.000%, 12/01/43 . 1,250 1,270,588
¤ 5.000%, 11/15/46
(Pre-refunded @ $100
11/15/26) ......... 910 941,469
California Public Finance
Authority (RB)
5.000%, 06/01/26 . 100 101,774
5.000%, 06/01/28 . 180 190,816
0.300%, 08/01/54 . 6,775 6,775,000
California State Public
Works Board (RB)
5.000%, 08/01/25 . 1,290 1,290,000
5.000%, 09/01/26 . 440 451,844
5.000%, 08/01/27 . 1,120 1,178,661
5.000%, 09/01/28 . 1,325 1,427,023
5.000%, 11/01/30 . 1,340 1,378,642
4.000%, 11/01/30 . 400 404,745
4.000%, 11/01/31 . 1,820 1,835,997
4.000%, 04/01/33 . 575 577,323
5.000%, 05/01/34 . 1,055 1,171,590
5.000%, 08/01/35 . 300 325,526
5.000%, 11/01/37 . 1,400 1,530,721
5.000%, 09/01/39 . 515 555,329
5.000%, 11/01/41 . 750 790,904
4.500%, 11/01/43 . 1,785 1,777,526
5.000%, 04/01/44 . 1,430 1,477,879
California State University
(RB)
5.000%, 11/01/26 . 810 836,445
5.000%, 11/01/27 . 775 820,720
5.000%, 11/01/28 . 650 704,988
3.375%, 11/01/29 . 1,000 1,001,871
5.000%, 11/01/30 . 1,375 1,433,597
5.000%, 11/01/31 . 655 665,201
4.000%, 11/01/35 . 1,465 1,460,603
4.000%, 11/01/36 . 3,000 2,971,798

143
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
California Statewide
Communities
Development Authority
(RB)
5.000%, 12/01/26 . 135 $ 139,493
5.000%, 12/01/43 . 2,250 2,307,493
Calleguas Municipal Water
District (RB), Series A
5.000% 07/01/40
...
350 387,826
Campbell Union High
School District (GO),
Series B
4.000%
08/01/37
..........
500 494,487
Campbell Union School
District (GO)
4.000%
08/01/43
..........
1,500 1,411,204
Carlsbad Unified School
District (GO)
5.000%, 08/01/26 . 40 41,107
5.000%, 08/01/40 . 300 331,731
4.000%, 08/01/44 . 1,200 1,121,134
Cerritos Community
College District (GO)
4.000% 08/01/44
...
750 692,233
Chabot-Las Positas
Community College
District (GO), Series
2016-C
5.000%
08/01/43
..........
165 173,611
Chula Vista Elementary
School District (GO)
5.000%, 08/01/38 . 200 218,821
4.000%, 08/01/42 . 930 879,971
4.000%, 08/01/43 . 480 449,228
Chula Vista Elementary
School District School
Facilities District No. 1
(GO), Series 2012-A
5.000% 08/01/25
...
800 800,000
Chula Vista Municipal
Financing Authority
(RB)
5.000% 05/01/26 895 911,408
Citrus Community College
District (GO), Series
2020-B
5.000%
08/01/25
..........
1,085 1,085,000
City & County of San
Francisco (COP)
4.000%, 04/01/35 . 2,000 2,000,376
4.000%, 04/01/41 . 2,500 2,357,212
City & County of San
Francisco (GO)
5.000%, 06/15/29 . 1,075 1,152,853
4.000%, 06/15/39 . 735 731,841
4.000%, 06/15/41 . 2,060 2,012,379
5.000%, 06/15/43 . 2,000 2,089,237
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
City of Berkeley (RN)
4.000% 07/28/26
...
7,860 $ 7,996,786
City of Los Angeles (RN)
5.000% 06/25/26
...
3,475 3,558,449
City of Los Angeles
Wastewater
System  (RB), Series A
5.000% 06/01/28
...
2,015 2,166,817
City of Los Angeles
Wastewater System
(RB), Series A
5.000%
06/01/27
..........
515 540,848
City of Riverside Electric
(RB), Series A
5.000%
10/01/43
..........
1,275 1,345,468
City of San Francisco Public
Utilities Commission
Water (RB)
5.000%, 11/01/27 . 2,865 3,038,727
5.000%, 11/01/28 . 1,755 1,811,819
5.000%, 11/01/28 . 2,500 2,718,747
5.000%, 11/01/29 . 1,125 1,251,012
4.000%, 11/01/30 . 680 687,973
City of Santa Clara Electric
(RB), Series A
5.000%
07/01/44
..........
935 984,522
Compton Unified School
District (GO), Series
B
4.000% 06/01/31
(BAM)
............
1,250 1,263,056
Contra Costa
Transportation Authority
Sales Tax (RB), Series
A
5.000% 03/01/28
..
215 224,488
County of Los Angeles
(RN), Series A
5.000%
06/30/26
..........
8,655 8,857,491
County of Riverside (RN)
3.000%, 10/17/25 . 395 395,216
5.000%, 06/30/26 . 4,000 4,094,319
County of San Diego (RN)
5.000% 06/30/26
...
7,000 7,172,184
Culver City Unified School
District (GO), Series A
4.000% 08/01/44
...
1,080 989,293
Desert Sands Unified
School District (GO)
4.000% 08/01/44
...
1,100 1,015,276
East Bay Municipal Utility
District Water System
(RB), Series B
5.000%
06/01/30
..........
810 847,219
East Side Union High
School District (GO),
Series D
5.000%
08/01/27
..........
690 726,306

144
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
El Camino Community
College District
Fountation (The) (GO),
Series 2012-E
4.000%
08/01/43
..........
410 $ 383,451
El Dorado Irrigation District
(COP)
5.000%, 03/01/43 . 715 746,694
5.000%, 03/01/44 . 290 301,922
Evergreen School District
(GO)
3.000% 08/01/25 75 75,000
Foothill-De Anza
Community College
District (GO)
5.000%, 08/01/25 . 520 520,000
5.000%, 08/01/26 . 1,145 1,177,042
5.000%, 08/01/27 . 985 1,039,602
4.000%, 08/01/37 . 2,500 2,467,767
Fremont Unified School
District/Alameda
County  (GO)
8.000%, 08/01/26 . 2,000 2,107,843
8.000%, 08/01/27 . 1,000 1,113,227
Fremont Union High
School District (GO),
Series A
5.000%
08/01/33
..........
265 275,268
Garden Grove Public
Financing Authority
(RB), Series A
5.000%
04/01/43 (BAM)
....
300 312,080
Glendale Unified School
District (GO)
¤ 4.000%, 09/01/30
(Pre-refunded @ $100
9/1/26) ........... 1,010 1,029,046
¤ 4.000%, 09/01/34
(Pre-refunded @ $100
9/1/26) ........... 1,015 1,034,141
¤ 4.000%, 09/01/35
(Pre-refunded @ $100
9/1/26) ........... 1,325 1,349,987
Goleta Union School District
(GO)
5.000%, 08/01/42 . 160 171,561
5.000%, 08/01/43 . 400 426,109
5.000%, 08/01/44 . 275 291,374
Grossmont Union High
School District (GO)
4.000% 08/01/33
...
2,030 2,030,275
Imperial Community
College District (GO),
Series 2022-B
5.000%
08/01/43 (AGM)
....
275 287,269
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Imperial Irrigation District
Electric System (RB),
Series C
5.000%
11/01/37
..........
1,210 $ 1,219,851
Irvine Facilities Financing
Authority (RB)
5.000%
05/01/30
..........
665 672,779
Irvine Ranch Water District
(RB), Series B
5.000%
05/01/30
..........
300 338,203
La Mesa-Spring Valley
School District (GO)
5.000%, 08/01/25 . 100 100,000
5.000%, 08/01/41 . 450 473,778
Lake County Public
Financing Authority (RB)
4.000%, 05/01/42 . 265 248,807
4.000%, 05/01/43 . 955 884,391
Lancaster Financing
Authority (RB), Series
A
5.000% 05/01/43
(BAM)
............
1,000 1,039,270
Long Beach Unified School
District (GO)
5.000%, 08/01/30 . 1,140 1,168,724
5.000%, 08/01/31 . 1,050 1,075,826
4.000%, 08/01/41 . 500 469,168
Los Alamitos Unified
School District (GO),
Series 2018-C
4.000%
08/01/42
..........
300 285,539
Los Angeles Community
College District (GO)
5.000%, 08/01/25 . 2,060 2,060,000
5.000%, 08/01/27 . 1,025 1,083,267
4.000%, 08/01/38 . 1,000 982,848
4.000%, 08/01/38 . 675 658,787
Los Angeles County
Metropolitan
Transportation Authority
Sales Tax (RB)
5.000%, 07/01/36 . 2,655 2,764,654
5.000%, 07/01/41 . 2,500 2,534,054
Los Angeles County
Public Works Financing
Authority (RB), Series D
5.000% 12/01/29
...
180 180,657
Los Angeles Department of
Water & Power (RB)
5.000%, 07/01/31 . 135 140,297
5.000%, 07/01/37 . 3,690 3,723,083
5.000%, 07/01/39 . 225 235,300
5.000%, 07/01/41 . 215 219,368
5.000%, 07/01/43 . 1,575 1,593,590
5.000%, 07/01/43 . 70 71,079
5.000%, 07/01/43 . 1,000 1,015,409

145
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 07/01/43 . 1,000 $ 1,016,204
Los Angeles Department of
Water & Power Water
System (RB)
5.000%, 07/01/36 . 870 879,001
5.000%, 07/01/42 . 1,065 1,088,449
5.000%, 07/01/43 . 1,000 1,013,760
5.000%, 07/01/43 . 2,000 2,035,185
5.000%, 07/01/43 . 1,500 1,520,639
5.000%, 07/01/44 . 550 557,174
1.500%, 07/01/45 . 240 240,000
Los Angeles Unified School
District (GO)
5.000%, 07/01/26 . 325 333,195
5.000%, 07/01/27 . 1,680 1,767,239
5.000%, 07/01/28 . 125 134,765
5.000%, 10/01/37 . 395 441,827
5.000%, 07/01/43 . 4,870 5,101,377
5.000%, 07/01/44 . 1,270 1,322,441
Los Rios Community
College District (GO)
5.000% 08/01/27
...
690 728,110
Marin Community College
District (GO)
¤ 4.000%, 08/01/28
(Pre-refunded @ $100
8/1/25) ........... 1,000 1,000,000
¤ 5.000%, 08/01/29
(Pre-refunded @ $100
8/1/25) ........... 1,630 1,630,000
Menifee Union School
District (GO)
5.000%, 08/01/25 . 175 175,000
5.000%, 08/01/40 . 200 216,516
5.000%, 08/01/41 . 480 513,581
Metropolitan Water District
of Southern California
(RB), Series C
5.000%
07/01/40
..........
840 882,351
Mill Valley School District
(GO), Series 2022-B
4.000% 08/01/44
...
405 369,295
Monterey Peninsula
Community College
District (GO), Series
2020-B
4.000%
08/01/43
..........
500 467,623
Monterey Peninsula Unified
School District (GO)
5.000%, 08/01/25 . 2,100 2,100,000
5.000%, 08/01/26 . 1,000 1,026,478
Moreno Valley Public
Financing Authority
(RB), Series A
5.000%
11/01/26
..........
115 118,677
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Moreno Valley Unified
School District (GO)
5.000%, 08/01/26
(BAM) ........... 360 $ 369,352
5.000%, 08/01/27
(BAM) ........... 345 362,599
Mount Diablo Unified
School District (GO),
Series B
4.000%
08/01/28
..........
1,140 1,191,739
Mount San Antonio
Community College
District (GO), Series
2018-D
4.000%
08/01/44
..........
535 491,552
Municipal Improvement
Corp. of Los Angeles
(RB)
4.000%, 11/01/34 . 4,585 4,561,355
5.000%, 11/01/36 . 1,725 1,754,939
Napa Valley Unified School
District (GO), Series
C
4.000% 08/01/36
(AGM)
............
1,520 1,518,610
Oakland Unified School
District (GO)
5.000%, 08/01/28 . 1,280 1,309,648
5.000%, 08/01/31
(AGM) ........... 340 354,230
4.000%, 08/01/36
(AGM) ........... 1,500 1,482,709
5.000%, 08/01/38 . 875 886,368
Orange County Sanitation
District (RB), Series A
4.000% 02/01/37
...
1,360 1,345,305
Palm Springs Unified
School District (GO)
4.000%, 08/01/25 . 1,135 1,135,000
5.000%, 08/01/43 . 1,000 1,059,101
Palos Verdes Peninsula
Unified School District
(GO), Series 2024
4.000% 08/01/44
...
2,000 1,860,050
Pasadena Area
Community College
District (GO), Series A
5.000% 08/01/27
...
1,050 1,080,470
Pasadena Unified School
District (GO)
5.000%, 08/01/25 . 665 665,000
5.000%, 08/01/26 . 1,070 1,098,332
¤ Peralta Community College
District (GO), Series
A
5.000% 08/01/29
(Pre-refunded @ $100
8/1/25)
............
755 755,000

146
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Pittsburg Unified School
District (GO)
5.000%, 08/01/28
(AGM) ........... 415 $ 446,508
4.000%, 08/01/34 . 500 500,227
Pleasanton Unified School
District (GO)
5.000%, 08/01/27 . 405 427,206
5.000%, 08/01/28 . 345 372,871
Redlands Unified School
District (GO)
5.000%
07/01/26
..........
230 235,672
Redwood City School
District (GO), Series
2022-A
5.000%
08/01/42
..........
300 318,582
Regents of the University of
California Medical Center
Pooled (RB)
0.450%, 05/15/32 . 305 305,000
5.000%, 05/15/41 . 4,000 4,131,852
4.000%, 05/15/43 . 2,000 1,851,294
0.200%, 05/15/45 . 1,215 1,215,000
0.450%, 05/15/45 . 4,440 4,440,000
0.200%, 05/15/47 . 1,310 1,310,000
Riverside Community
College District (GO)
5.000%, 08/01/27 . 600 633,139
4.000%, 08/01/42 . 400 380,719
4.000%, 08/01/43 . 825 771,578
4.000%, 08/01/44 . 765 706,078
Rowland Unified School
District (GO)
5.000%, 08/01/43 . 800 850,681
4.000%, 08/01/44 . 1,590 1,463,089
Sacramento City Unified
School District (GO)
8.000%, 08/01/25
(AGM) ........... 635 635,000
4.000%, 07/01/26
(AGM) ........... 580 588,703
5.000%, 08/01/26
(BAM) ........... 570 584,978
Sacramento Municipal Utility
District (RB)
5.000%, 08/15/40 . 930 998,439
5.000%, 08/15/43 . 390 406,646
Sacramento Transportation
Authority Sales Tax
(RB)
5.000% 10/01/38 3,015 3,323,752
Salinas City Elementary
School District (GO),
Series 2022-A
7.000%
08/01/38 (BAM)
....
300 361,489
Salinas Union High School
District (GO)
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/28 . 285 $ 308,051
5.000%, 08/01/29 . 625 691,869
5.000%, 08/01/31 . 150 171,088
San Diego Community
College District (GO),
Series A-1
5.000%
08/01/44
..........
1,385 1,465,582
San Diego County
Regional Transportation
Commission (RB),
Series A
5.000%
04/01/42
..........
750 803,478
San Diego Public Facilities
Financing Authority
(RB), Series A
5.000%
05/15/38
..........
2,995 3,028,903
San Diego Unified School
District (GO)
5.000%, 07/01/26 . 230 235,609
5.500%, 07/01/27
(AGM) ........... 1,385 1,470,649
5.000%, 07/01/43 . 560 592,396
5.000%, 07/01/44 . 555 582,716
San Francisco Bay Area
Rapid Transit District
(GO)
4.000%, 08/01/35 . 2,000 1,992,020
4.000%, 08/01/35 . 1,450 1,465,557
4.000%, 08/01/36 . 340 341,889
San Francisco Bay Area
Rapid Transit District
Sales Tax (RB)
5.000%, 07/01/28 . 1,775 1,779,846
4.000%, 07/01/34 . 400 401,096
4.000%, 07/01/35 . 510 510,089
4.000%, 07/01/36 . 1,045 1,045,217
4.000%, 07/01/37 . 715 709,999
San Francisco City
& County Airport
Comm-San Francisco
International Airport
(RB), Series B
5.000%
05/01/44
..........
525 541,946
San Francisco City &
County Public Utilities
Commission Power
(RB), Series A
4.000%
11/01/41
..........
1,700 1,603,193
San Francisco City &
County Public Utilities
Commission Wastewater
(RB)
5.000%, 10/01/27 . 205 216,988
5.000%, 10/01/28 . 210 227,948
5.000%, 10/01/31 . 1,000 1,136,907
5.000%, 10/01/35 . 3,250 3,257,904

147
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 10/01/38 . 535 $ 549,956
5.250%, 10/01/42 . 1,325 1,406,499
San Francisco Community
College District (GO)
5.000%, 06/15/26
(BAM) ........... 465 475,489
5.000%, 06/15/44
(BAM) ........... 1,025 1,053,827
San Francisco Unified
School District (GO)
5.000%, 06/15/26 . 485 485,887
5.000%, 06/15/28 . 500 500,871
4.000%, 06/15/31 . 1,500 1,500,728
4.000%, 06/15/33 . 2,000 2,000,057
San Joaquin County
Transportation Authority
Measure K Sales Tax
(RB)
5.000% 03/01/35 1,445 1,530,220
San Joaquin Delta
Community College
District (GO)
5.000%, 08/01/26 . 955 980,573
5.000%, 08/01/28 . 140 151,543
5.000%, 08/01/29 . 220 244,043
San Jose Unified School
District (GO)
5.000%, 08/01/26 . 1,965 2,019,378
5.000%, 08/01/27 . 1,545 1,629,556
San Juan Unified School
District (GO), Series
2016
4.000% 08/01/43 300 278,504
San Luis Coastal Unified
School District (GO),
Series 2022-B
5.000%
08/01/44
..........
1,000 1,044,463
San Luis Obispo County
Community College
District (GO), Series
2014-D
4.000%
08/01/43
..........
900 840,471
San Marcos Unified
School District (GO),
Series 2024-A
5.000%
08/01/27
..........
520 547,674
San Mateo Foster City
School District (GO),
Series 2020-C
5.000%
08/01/28
..........
425 461,035
¤ San Mateo Joint Powers
Financing Authority
(RB), Series A
4.000%
07/15/32 (Pre-
refunded @ $100
7/15/26)
...........
2,015 2,041,651
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
San Mateo Union High
School District (GO),
Series C
4.000%
09/01/34
..........
1,940 $ 1,942,472
San Rafael City High
School District (GO),
Series 2022-B
5.000%
08/01/25
..........
185 185,000
San Ysidro School District
(GO), Series 2020-B
5.000% 08/01/41
(AGM)
............
90 94,344
Santa Barbara Finance
Authority (RB)
4.000%
05/15/42
..........
830 783,713
Santa Clara County
Financing Authority (RB)
4.000%, 04/01/35 . 420 420,992
4.000%, 04/01/37 . 865 860,042
Santa Cruz City
Elementary School
District (GO), Series
2022-A
4.000%
08/01/44
..........
1,290 1,190,641
Santa Cruz City High
School District (GO),
Series 2022-A
4.000%
08/01/44
..........
1,000 922,978
Santa Monica-Malibu
Unified School District
(GO)
4.000%, 07/01/35 . 3,430 3,431,164
5.000%, 08/01/40 . 1,000 1,061,998
5.000%, 08/01/42 . 320 335,102
South San Francisco
Unified School District
(GO), Series C
4.000%
09/01/33
..........
1,260 1,261,429
South Tahoe Joint Powers
Financing Authority (RB)
5.000%, 10/01/36 . 230 258,075
5.000%, 10/01/37 . 175 194,657
Southern California Water
Replenishment District
(RB)
5.000% 08/01/35 1,155 1,155,000
Southwestern Community
College District (GO)
5.250%, 08/01/27 . 645 683,552
5.250%, 08/01/28 . 460 501,172
4.000%, 08/01/40 . 685 654,495
¤ 5.000%, 08/01/44
(Pre-refunded @ $100
8/1/25) ........... 155 155,000
State of California (GO)
4.000%, 10/01/25 . 1,075 1,077,692
5.000%, 10/01/25 . 1,000 1,004,151

148
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 08/01/26 . 3,310 $ 3,395,919
4.000%, 09/01/26 . 520 529,090
5.000%, 10/01/26 . 1,030 1,061,184
5.000%, 02/01/27
(AMBAC) ......... 200 207,807
5.000%, 10/01/27 . 2,870 3,030,527
5.000%, 11/01/27 . 1,410 1,491,772
5.000%, 03/01/28 . 4,000 4,264,846
5.000%, 08/01/28 . 3,035 3,079,994
5.000%, 09/01/28 . 375 404,338
5.000%, 10/01/28 . 5 5,008
5.000%, 11/01/28 . 1,500 1,623,033
5.000%, 08/01/29 . 4,985 5,157,138
4.000%, 08/01/29 . 1,590 1,608,046
5.000%, 08/01/30 . 6,025 6,172,491
5.000%, 10/01/30 . 600 644,436
4.000%, 08/01/31 . 1,000 1,007,611
5.250%, 08/01/31 . 1,400 1,402,309
4.000%, 09/01/31 . 2,765 2,787,385
4.000%, 09/01/32 . 2,695 2,710,735
5.000%, 09/01/32 . 2,270 2,321,072
5.000%, 04/01/33 . 1,840 1,968,149
5.000%, 09/01/33 . 1,545 1,576,007
5.000%, 03/01/35 . 215 230,598
5.000%, 04/01/35 . 4,345 4,568,778
5.000%, 08/01/35 . 1,600 1,601,940
5.000%, 10/01/35 . 2,000 2,020,396
4.000%, 11/01/35 . 1,615 1,616,492
¤ 4.000%, 03/01/36
(Pre-refunded @ $100
8/1/25) ........... 1,030 1,043,415
4.000%, 09/01/36 . 1,025 1,016,750
4.000%, 11/01/36 . 2,000 2,018,445
5.000%, 10/01/37 . 1,940 2,075,535
5.000%, 11/01/37 . 2,825 3,050,364
4.000%, 10/01/39 . 750 736,873
5.000%, 09/01/41 . 755 786,704
4.000%, 10/01/41 . 2,500 2,421,736
5.000%, 04/01/42 . 3,650 3,753,666
4.000%, 09/01/42 . 4,000 3,802,855
5.000%, 10/01/42 . 5,925 6,199,567
5.000%, 09/01/43 . 2,850 2,989,020
4.000%, 08/01/44 . 2,500 2,300,751
5.000%, 08/01/44 . 1,500 1,567,683
State of California
Department of Water
Resources (RB)
5.000%, 12/01/30 . 1,175 1,239,026
5.000%, 12/01/31 . 3,600 3,701,474
Stockton Public Financing
Authority (RB)
5.000%
09/01/25 (AGM)
....
425 425,801
Stockton Unified School
District (COP)
5.000%, 02/01/26 . 75 75,903
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
5.000%, 02/01/29 . 1,210 $ 1,277,826
5.000%, 02/01/31 . 300 314,179
Stockton Unified School
District (GO)
5.000%, 08/01/26 . 570 583,929
5.000%, 08/01/40
(AGM) ........... 350 374,416
Sunnyvale School District
(GO)
5.000%, 09/01/26 . 360 370,715
5.000%, 09/01/27 . 370 391,304
Tamalpais Union High
School District (GO),
Series 2024-A
4.000%
08/01/42
..........
3,500 3,426,142
Tracy Public Financing
Authority (RB), Series
A
5.000% 11/01/43
(BAM)
............
845 882,186
University of California (RB)
5.000%, 05/15/26 . 1,505 1,536,780
5.000%, 05/15/28 . 390 418,530
5.000%, 05/15/29 . 450 493,845
5.000%, 05/15/31 . 2,000 2,256,754
5.000%, 05/15/35 . 3,000 3,075,656
5.000%, 05/15/38 . 805 842,162
5.000%, 05/15/40 . 3,000 3,215,098
5.000%, 05/15/40 . 1,500 1,607,549
5.000%, 05/15/42 . 250 261,309
5.000%, 05/15/43 . 1,555 1,586,481
5.000%, 05/15/43 . 2,750 2,856,117
5.000%, 05/15/44 . 1,555 1,606,516
Ventura County
Community College
District (GO)
4.000%
08/01/32
..........
3,000 3,000,571
Ventura Unified School
District (GO), Series B
5.000% 08/01/27
...
685 721,869
Vista Joint Powers
Financing Authority
(RB), Series A
5.000%
05/01/27
..........
350 365,222
West Contra Costa Unified
School District (GO)
5.000%, 08/01/31
(BAM) ........... 2,500 2,802,911
5.000%, 08/01/33
(BAM) ........... 1,930 2,186,496
West Valley-Mission
Community College
District (GO), Series
2012-C
4.000%
08/01/33
..........
635 636,298

149
Dimensional California Municipal Bond ETF
continued
Face
Amount
Value
(000)
CALIFORNIA — (Continued)
Whittier Union High
School District (GO),
Series 2020-B
5.000%
08/01/25
..........
980 $ 980,000
TOTAL CALIFORNIA ....... 462,824,581
TOTAL MUNICIPAL BONDS . 462,824,581
COMMERCIAL PAPER — (2.1%)
UNITED STATES — (2.1%)
California Statewide
Communities Development
Authority
2.950%, 08/12/25 .... 1,000 1,000,062
2.970%, 08/14/25 .... 4,000 4,000,434
3.700%, 11/04/25 .... 5,000 4,999,936
TOTAL UNITED STATES ... 10,000,432
TOTAL COMMERCIAL PAPER 10,000,432
Shares Value
INVESTMENT
COMPANY — ( 0.0% )
UNITED STATES — (0.0%)
BlackRock Liquidity Funds
MuniCash
(r) 2.519%, ............ 210 ,422 210,443
TOTAL UNITED STATES ... 210,443
TOTAL INVESTMENT
COMPANY ............... 210,443
TOTAL INVESTMENT
SECURITIES — ( 10 0.0% )
(Cost $481,993,687 ) ....... 473,035,456
TOTAL INVESTMENTS
— (100.0%)
(Cost $481,993,687) ....... $ 473,035,456
¤ Pre-refunded bonds are collateralized by U.S. Government or other eligible securities that are held in escrow and used to pay principal and interest and retire the bonds at the earliest refunding date (payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate).
(r) Rate disclosed is the seven day yield as of July 31, 2025.
AGM Assured Guaranty Municipal Corporation
BAM Build America Mutual
BBSW3M 3 Month Bank Bill Swap Rate
COP Certificate of Participation
EUR003M 3 Month Euribor interest rate
FRN Floating Rate Note
GO General Obligation
NIBOR3M 3 Month Norway Interbank Rate
RB Revenue Bond
RN Revenue Note
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONIO Sterling Over Night Indexed Average

150
Dimensional California Municipal Bond ETF
continued
TSFR3M Term Secured Overnight Financing Rate 3 Month
USBMMY3M 3 Month Treasury Bill Rate
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Municipal Bonds ........................ $ — $ 462,824,581 $ — $ 462,824,581
Commercial Paper ...................... — 10,000,432 — 10,000,432
Investment Company .................... 210,443 — — 210,443
Total Investments ....................... $210,443 $472,825,013 $— $473,035,456

Dimensional US Core Equity Market ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (97.3%)
COMMUNICATION SERVICES — (9.2%)
#*Advantage Solutions, Inc. 5,207 $ 7,134
Alphabet, Inc., Class A 827,564 158,809,532
Alphabet, Inc., Class C 687,946 132,677,266
#*Altice USA, Inc., Class A 43,381 112,791
*AMC Networks, Inc., Class A 4,719 28,267
*Angi, Inc. 9,687 157,123
*Anterix, Inc. 2,129 47,285
#*AST SpaceMobile, Inc. 1,286 68,377
AT&T, Inc. 1,121,517 30,740,781
#*Atlanta Braves Holdings, Inc. 81 3,815
*Atlanta Braves Holdings, Inc. 8,184 364,679
ATN International, Inc. 1,783 30,578
*Bandwidth, Inc., Class A 4,523 62,915
#*Boston Omaha Corp., Class A 5,846 78,629
*Bumble, Inc., Class A 17,838 138,780
#Cable One, Inc. 1,096 140,266
*Cargurus, Inc. 13,402 439,854
*Cars.com, Inc. 11,969 154,041
#*Charter Communications, Inc.,
Class A 30,757 8,284,705
#Cinemark Holdings, Inc. 26,680 716,892
Comcast Corp., Class A 614,609 20,423,457
*DoubleVerify Holdings, Inc. 24,704 378,465
*E.W. Scripps Co. (The), Class A 6,753 20,191
#*EchoStar Corp., Class A 9,527 310,485
Electronic Arts, Inc. 46,291 7,058,915
*Eventbrite, Inc., Class A 15,664 38,220
*EverQuote, Inc., Class A 5,000 122,950
Fox Corp., Class A 48,142 2,684,398
Fox Corp., Class B 45,571 2,330,501
*Frontier Communications Parent,
Inc. 40,970 1,505,238
#*fuboTV, Inc. 81,618 324,840
*Gambling.com Group, Ltd. 6,561 69,350
*Gannett Co., Inc. 26,075 99,346
#*GCI Liberty, Inc., Class A 550 18,172
*GCI Liberty, Inc., Class C 4,827 160,498
*Globalstar, Inc. 9,291 218,246
#*Gogo, Inc. 13,946 221,184
Gray Media, Inc. 21,518 97,046
IDT Corp., Class B 5,353 315,345
*IMAX Corp. 9,689 249,879
*Integral Ad Science Holding
Corp. 34,924 286,377
#Interpublic Group of Cos., Inc.
(The) 62,020 1,525,692
#Iridium Communications, Inc. 23,528 575,495
John Wiley & Sons, Inc., Class A 10,399 401,401
*Liberty Broadband Corp., Class
A 2,752 168,230
*Liberty Broadband Corp., Class
C 24,143 1,480,449
*Liberty Global, Ltd., Class A 12,106 121,302
*Liberty Global, Ltd., Class C 40,406 413,353
Shares Value
COMMUNICATION SERVICES — (Continued)
*Liberty Latin America, Ltd., Class
A 11,616 $ 81,893
*Liberty Latin America, Ltd., Class
C 30,481 217,634
*Liberty Media Corp.-Liberty
Formula One 4,373 394,095
*Liberty Media Corp.-Liberty
Formula One 33,961 3,407,986
*Liberty Media Corp.-Liberty Live 8,436 710,564
*Liberty Media Corp.-Liberty Live 3,586 293,335
*Lionsgate Studios Corp. 25,166 148,983
#*Live Nation Entertainment, Inc. 36,713 5,422,510
*Lumen Technologies, Inc. 195,999 872,196
*Madison Square Garden
Entertainment Corp. 8,335 314,980
*Madison Square Garden Sports
Corp. 2,969 600,035
*Magnite, Inc. 25,096 577,459
Marcus Corp. (The) 4,295 70,309
Match Group, Inc. 40,821 1,398,936
Meta Platforms, Inc., Class A 328,569 254,128,407
National CineMedia, Inc. 17,516 84,252
*Netflix, Inc. 50,598 58,663,321
New York Times Co. (The), Class
A 29,180 1,514,150
News Corp., Class A 77,075 2,259,839
#News Corp., Class B 37,863 1,265,381
Nexstar Media Group, Inc. 7,907 1,479,479
*Nextdoor Holdings, Inc. 19,584 34,272
#Omnicom Group, Inc. 38,505 2,774,285
Paramount Global, Class B 37,415 470,307
*Pinterest, Inc., Class A 97,220 3,752,692
*PubMatic, Inc., Class A 6,691 80,359
*QuinStreet, Inc. 7,773 127,555
*Reddit, Inc., Class A 11,528 1,851,281
*ROBLOX Corp., Class A 47,089 6,488,393
*Roku, Inc. 20,530 1,933,105
Scholastic Corp. 3,850 94,979
Shenandoah Telecommunications
Co. 10,475 153,773
#Shutterstock, Inc. 5,605 107,392
Sinclair, Inc. 9,487 137,182
#Sirius XM Holdings, Inc. 28,413 600,083
*Snap, Inc., Class A 205,638 1,939,166
#*Sphere Entertainment Co. 6,862 295,409
Spok Holdings, Inc. 2,154 39,504
*Spotify Technology SA 13,971 8,753,390
#*Stagwell, Inc. 25,944 148,659
*Starz Entertainment Corp. 1,677 24,400
Sunrise Communications AG,
ADR 9,947 527,788
*Take-Two Interactive Software,
Inc. 19,654 4,377,535
*Teads Holding Co. 10,133 25,636
*TechTarget, Inc. 4,482 32,450

Dimensional US Core Equity Market ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
TEGNA, Inc. 30,104 $ 502,737
Telephone and Data Systems,
Inc. 19,593 764,911
*Thryv Holdings, Inc. 8,916 117,335
TKO Group Holdings, Inc. 9,939 1,669,851
T-Mobile US, Inc. 82,591 19,690,520
*Trade Desk, Inc. (The), Class A 48,825 4,245,822
#*TripAdvisor, Inc. 23,921 418,378
*TrueCar, Inc. 8,467 15,495
*United States Cellular Corp. 7,911 576,949
Verizon Communications, Inc. 700,104 29,936,447
*Vimeo, Inc. 29,077 110,202
#*Vivid Seats, Inc., Class A 17,171 26,615
Walt Disney Co. (The) 220,423 26,254,583
*Warner Bros Discovery, Inc. 422,662 5,566,458
Warner Music Group Corp., Class
A 28,880 845,029
*Yelp, Inc. 11,984 412,609
*Ziff Davis, Inc. 7,398 230,226
*ZoomInfo Technologies, Inc. 45,457 492,299
TOTAL COMMUNICATION
SERVICES 835,234,540
CONSUMER DISCRETIONARY — (10.6%)
#*1-800-Flowers.com, Inc., Class
A 5,510 32,564
*Abercrombie & Fitch Co. 9,910 951,558
#Academy Sports & Outdoors,
Inc. 16,871 856,878
*Accel Entertainment, Inc. 16,415 211,097
#Acushnet Holdings Corp. 11,485 914,436
*Adient PLC 19,834 425,241
ADT, Inc. 196,428 1,640,174
*Adtalem Global Education, Inc. 7,330 837,599
#Advance Auto Parts, Inc. 11,511 610,889
*Airbnb, Inc., Class A 46,017 6,093,111
A-Mark Precious Metals, Inc. 4,138 88,057
*Amazon.com, Inc. 1,294,067 302,954,025
*American Axle & Manufacturing
Holdings, Inc. 31,959 142,218
#American Eagle Outfitters, Inc. 38,715 418,122
*American Public Education, Inc. 2,883 85,106
*America's Car-Mart, Inc., Class
MA 1,604 72,244
*Aptiv PLC 43,729 3,001,559
#Aramark 46,285 1,969,890
*Arhaus, Inc. 11,366 99,566
*Ark Restaurants Corp. 63 542
Arko Corp. 30,262 126,193
*Asbury Automotive Group, Inc. 3,528 783,639
Autoliv, Inc. 17,479 1,949,782
*AutoNation, Inc. 8,432 1,624,340
*AutoZone, Inc. 2,772 10,445,949
Bassett Furniture Industries, Inc. 534 8,448
Bath & Body Works, Inc. 34,478 998,483
*Beazer Homes USA, Inc. 5,395 126,783
Best Buy Co., Inc. 47,483 3,089,244
#*Beyond, Inc. 6,753 60,439
*Biglari Holdings, Inc., Class A 16 23,776
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Biglari Holdings, Inc., Class B 472 $ 145,527
#*Birkenstock Holding PLC 28,781 1,441,640
*BJ's Restaurants, Inc. 4,611 163,368
Bloomin' Brands, Inc. 16,231 147,864
Booking Holdings, Inc. 3,965 21,823,598
*Boot Barn Holdings, Inc. 5,566 956,795
BorgWarner, Inc. 44,051 1,621,077
Boyd Gaming Corp. 2,437 206,901
*Bright Horizons Family Solutions,
Inc. 10,076 1,139,596
#Brightstar Lottery PLC 14,667 217,658
*Brinker International, Inc. 8,537 1,345,431
#Brunswick Corp. 11,648 678,962
Buckle, Inc. (The) 12,657 624,876
#Build-A-Bear Workshop, Inc. 3,410 172,921
*Burlington Stores, Inc. 12,559 3,428,105
*Caesars Entertainment, Inc. 38,237 1,020,163
#Caleres, Inc. 7,733 106,174
Camping World Holdings, Inc.,
Class A 12,232 169,291
*Capri Holdings, Ltd. 8,435 153,433
*CarMax, Inc. 29,138 1,649,502
*Carnival Corp. 258,994 7,710,251
Carriage Services, Inc. 3,483 156,456
Carter's, Inc. 7,168 173,752
*Carvana Co. 19,622 7,655,916
Cato Corp. (The), Class A 2,741 7,730
#*Cava Group, Inc. 8,073 710,505
*Cavco Industries, Inc. 1,355 546,973
Century Communities, Inc. 6,487 365,153
*Champion Homes, Inc. 11,190 681,471
#Cheesecake Factory, Inc. (The) 10,180 650,604
*Chewy, Inc., Class A 32,829 1,204,824
*Chipotle Mexican Grill, Inc. 192,382 8,249,340
#Choice Hotels International, Inc. 6,354 811,469
Churchill Downs, Inc. 13,104 1,402,652
*Citi Trends, Inc. 905 27,621
Clarus Corp. 1,991 7,168
#Columbia Sportswear Co. 10,847 613,615
*ContextLogic, Inc., Class A 2,858 21,406
*Cooper-Standard Holdings, Inc. 2,518 60,684
*Coupang, Inc. 219,040 6,446,347
*Coursera, Inc. 27,563 348,396
#Cracker Barrel Old Country
Store, Inc. 4,294 266,228
#*Crocs, Inc. 12,085 1,205,237
D.R. Horton, Inc. 60,140 8,590,398
Dana, Inc. 35,498 565,128
Darden Restaurants, Inc. 23,280 4,694,878
*Dave & Buster's Entertainment,
Inc. 8,978 262,517
*Deckers Outdoor Corp. 28,688 3,045,805
*Denny's Corp. 6,427 23,908
Designer Brands, Inc., Class A 5,667 15,981
*Destination XL Group, Inc. 8,041 10,453
Dick's Sporting Goods, Inc. 12,341 2,610,245
#Dillard's, Inc., Class A 2,291 1,069,737
Dine Brands Global, Inc. 1,272 28,760

Dimensional US Core Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Domino's Pizza, Inc. 5,773 $ 2,674,111
*DoorDash, Inc., Class A 29,457 7,371,614
*Dorman Products, Inc. 5,973 720,463
*DraftKings, Inc. 62,987 2,836,935
#*Dream Finders Homes, Inc.,
Class A 7,047 178,430
*Duolingo, Inc. 5,669 1,964,592
*Dutch Bros, Inc., Class A 14,508 859,889
eBay, Inc. 87,748 8,050,879
*El Pollo Loco Holdings, Inc. 4,908 50,552
*Envela Corp. 30 163
Ethan Allen Interiors, Inc. 4,754 141,527
#*Etsy, Inc. 15,568 907,147
*European Wax Center, Inc.,
Class A 6,296 29,465
Expedia Group, Inc. 23,218 4,184,348
*Figs, Inc., Class A 23,419 152,224
#*First Watch Restaurant Group,
Inc. 12,748 220,413
*Five Below, Inc. 9,667 1,319,739
Flexsteel Industries, Inc. 36 1,224
*Floor & Decor Holdings, Inc.,
Class A 18,825 1,442,748
*Flutter Entertainment PLC, Class
DI 27,116 8,196,082
#*Foot Locker, Inc. 17,422 436,247
Ford Motor Co. 841,182 9,311,885
*Fox Factory Holding Corp. 634 19,255
*Frontdoor, Inc. 10,566 618,111
*Full House Resorts, Inc. 447 2,047
*Funko, Inc., Class A 8,751 33,604
*GameStop Corp., Class A 80,139 1,799,121
Gap, Inc. (The) 94,527 1,839,495
Garmin, Ltd. 34,155 7,471,748
#Garrett Motion, Inc. 36,692 478,464
General Motors Co. 232,463 12,399,576
*Genesco, Inc. 1,829 44,006
Gentex Corp. 40,713 1,075,637
*Gentherm, Inc. 5,703 182,724
Genuine Parts Co. 27,630 3,560,954
*G-III Apparel Group, Ltd. 9,017 212,801
#*Global Business Travel Group I 45,795 294,462
Golden Entertainment, Inc. 5,010 140,881
*Goodyear Tire & Rubber Co.
(The) 40,886 420,308
Graham Holdings Co., Class B 632 603,042
*Grand Canyon Education, Inc. 5,095 859,170
*Green Brick Partners, Inc. 8,548 529,463
#Group 1 Automotive, Inc. 2,524 1,040,267
#*Groupon, Inc. 284 8,759
#Guess?, Inc. 12,387 161,031
H&R Block, Inc. 22,274 1,210,369
Hamilton Beach Brands Holding
Co., Class A 715 11,133
*Hanesbrands, Inc. 70,322 287,617
Harley-Davidson, Inc. 22,383 544,578
Hasbro, Inc. 28,257 2,123,796
Haverty Furniture Cos., Inc. 2,103 43,385
*Helen of Troy, Ltd. 625 13,738
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Hilton Grand Vacations, Inc. 18,396 $ 824,509
Hilton Worldwide Holdings, Inc. 38,186 10,236,903
#*Holley, Inc. 12,677 26,368
Home Depot, Inc. (The) 140,913 51,786,937
Hooker Furnishings Corp. 778 7,352
*Hovnanian Enterprises, Inc.,
Class A 1,087 129,864
#Hyatt Hotels Corp., Class A 6,937 977,909
#Installed Building Products, Inc. 5,298 1,071,732
J Jill, Inc. 1,113 17,452
JAKKS Pacific, Inc. 1,980 35,066
Johnson Outdoors, Inc., Class A 886 29,415
KB Home 10,822 598,024
Kohl's Corp. 21,769 235,976
Kontoor Brands, Inc. 10,252 570,626
#Krispy Kreme, Inc. 24,495 88,672
#*Kura Sushi USA, Inc., Class A 1,383 121,344
*Lands' End, Inc. 3,310 38,826
Las Vegas Sands Corp. 102,542 5,373,201
*Latham Group, Inc. 21,336 144,658
*Laureate Education, Inc. 31,539 712,781
La-Z-Boy, Inc. 8,054 289,702
#LCI Industries 5,618 533,710
Lear Corp. 9,843 928,096
*Legacy Housing Corp. 4,298 96,189
Leggett & Platt, Inc. 28,946 276,434
Lennar Corp., Class A 42,268 4,741,624
#Lennar Corp., Class B 2,841 304,498
Levi Strauss & Co., Class A 19,720 388,287
*LGI Homes, Inc. 3,741 199,283
*Life Time Group Holdings, Inc. 42,831 1,230,106
*Light & Wonder, Inc. 10,967 1,056,341
*Lincoln Educational Services
Corp. 3,099 70,874
*Lindblad Expeditions Holdings,
Inc. 6,042 72,202
Lithia Motors, Inc. 5,274 1,518,912
#LKQ Corp. 52,028 1,533,265
*Lovesac Co. (The) 2,776 49,996
Lowe's Cos., Inc. 68,979 15,421,635
#*Lucid Group, Inc. 375,338 923,332
#Lucky Strike Entertainment
Corp. 6,762 66,944
*Lululemon Athletica, Inc. 25,699 5,153,420
#Macy's, Inc. 62,973 795,349
*Malibu Boats, Inc., Class A 3,561 118,617
*MarineMax, Inc. 3,985 90,380
Marriott International, Inc., Class
A 26,930 7,104,942
#Marriott Vacations Worldwide
Corp. 6,690 498,204
*MasterCraft Boat Holdings, Inc. 2,052 39,686
*Mattel, Inc. 64,108 1,090,477
Matthews International Corp.,
Class A 5,699 133,870
McDonald's Corp. 87,831 26,355,448
*MGM Resorts International 44,333 1,615,938
#*Mister Car Wash, Inc. 55,148 318,480
*Mobileye Global, Inc., Class A 45,692 650,654

Dimensional US Core Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Modine Manufacturing Co. 10,148 $ 1,365,515
*Mohawk Industries, Inc. 11,686 1,338,164
Monarch Casino & Resort, Inc. 408 42,008
Monro, Inc. 5,434 76,592
*Motorcar Parts of America, Inc. 561 5,818
Movado Group, Inc. 1,998 30,989
Murphy USA, Inc. 3,680 1,333,926
Nathan's Famous, Inc. 12 1,140
*National Vision Holdings, Inc. 16,771 406,864
Newell Brands, Inc. 97,137 544,939
NIKE, Inc., Class B 140,780 10,514,858
*Norwegian Cruise Line Holdings,
Ltd. 101,348 2,590,455
*NVR, Inc. 612 4,620,288
*ODP Corp. (The) 5,697 101,635
#*Ollie's Bargain Outlet Holdings,
Inc. 10,257 1,401,414
OneSpaWorld Holdings, Ltd. 16,629 367,833
#*OneWater Marine, Inc. 2,316 35,527
*O'Reilly Automotive, Inc. 100,714 9,902,201
*Outdoor Holding Co. 7,474 8,819
Oxford Industries, Inc. 2,867 109,462
Papa John's International, Inc. 4,192 177,783
#Patrick Industries, Inc. 7,439 723,368
#*Penn Entertainment, Inc. 30,368 548,446
Penske Automotive Group, Inc. 8,670 1,451,445
Perdoceo Education Corp. 14,529 418,145
*Petco Health & Wellness Co.,
Inc. 44,358 133,518
Phinia, Inc. 8,489 430,392
*Planet Fitness, Inc., Class A 13,608 1,485,858
#Polaris, Inc. 6,870 363,492
Pool Corp. 7,380 2,274,073
#*Portillo's, Inc., Class A 13,141 130,884
*Potbelly Corp. 2,944 35,416
PulteGroup, Inc. 41,652 4,703,344
*Pursuit Attractions and
Hospitality, Inc. 6,134 185,492
#PVH Corp. 8,793 645,582
*QuantumScape Corp. 70,026 602,224
Ralph Lauren Corp. 6,914 2,065,558
RCI Hospitality Holdings, Inc. 45 1,612
Red Rock Resorts, Inc., Class A 8,802 540,003
*Revolve Group, Inc. 5,404 112,133
#*RH 2,946 605,757
#*Rivian Automotive, Inc., Class A 218,270 2,809,135
Rocky Brands, Inc. 481 12,583
Ross Stores, Inc. 63,343 8,648,853
Royal Caribbean Cruises, Ltd. 37,807 12,017,711
*RumbleON, Inc., Class B 1,128 2,380
#*Rush Street Interactive, Inc. 6,872 138,540
*Sabre Corp. 66,819 202,462
*Sally Beauty Holdings, Inc. 27,914 271,882
*Savers Value Village, Inc. 13,011 135,445
Service Corp. International 29,320 2,237,409
*Shake Shack, Inc., Class A 5,144 619,029
*SharkNinja, Inc. 24,320 2,823,552
Shoe Carnival, Inc. 5,118 104,714
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Signet Jewelers, Ltd. 8,426 $ 666,497
*Skechers USA, Inc., Class A 24,100 1,524,325
#*Sleep Number Corp. 3,001 21,997
Smith & Wesson Brands, Inc. 8,142 64,729
*Soho House & Co., Inc. 784 4,978
#Somnigroup International, Inc. 37,163 2,689,858
Sonic Automotive, Inc., Class A 4,658 337,006
*Sonos, Inc. 16,290 176,095
Standard Motor Products, Inc. 4,417 134,100
#Starbucks Corp. 139,569 12,443,972
Steven Madden, Ltd. 12,986 311,729
*Stitch Fix, Inc., Class A 18,412 87,089
*Stoneridge, Inc. 2,947 22,692
Strategic Education, Inc. 5,194 385,109
#*Stride, Inc. 8,792 1,127,398
Sturm Ruger & Co., Inc. 2,967 101,353
Superior Group of Cos., Inc. 1,048 10,113
#*Sweetgreen, Inc., Class A 15,214 195,956
Tapestry, Inc. 42,752 4,618,499
*Target Hospitality Corp. 14,255 108,195
*Taylor Morrison Home Corp. 19,484 1,155,012
*Tesla, Inc. 352,202 108,573,311
Texas Roadhouse, Inc. 13,025 2,411,318
#Thor Industries, Inc. 10,256 933,193
*Tile Shop Holdings, Inc. 7,638 48,196
TJX Cos., Inc. (The) 142,057 17,690,358
Toll Brothers, Inc. 19,218 2,274,642
*TopBuild Corp. 5,413 2,005,138
*Topgolf Callaway Brands Corp. 27,432 253,746
#Tractor Supply Co. 93,563 5,328,413
*Traeger, Inc. 1,683 2,726
Travel + Leisure Co. 10,473 620,525
*Tri Pointe Homes, Inc. 17,201 529,791
*Udemy, Inc. 4,244 32,297
*Ulta Beauty, Inc. 8,908 4,587,709
#*Under Armour, Inc., Class A 31,810 211,218
*Under Armour, Inc., Class C 38,874 244,906
#*United Parks & Resorts, Inc. 8,579 406,044
*Universal Technical Institute, Inc. 12,300 396,306
Upbound Group, Inc. 14,568 300,611
*Urban Outfitters, Inc. 17,911 1,348,340
#Vail Resorts, Inc. 7,824 1,175,634
*Valvoline, Inc. 27,221 959,540
#*Vera Bradley, Inc. 2,086 4,026
#VF Corp. 68,682 804,953
#*Victoria's Secret & Co. 21,767 409,220
*Visteon Corp. 5,528 614,437
*Warby Parker, Inc., Class A 14,049 336,474
*Wayfair, Inc., Class A 733 48,114
#Wendy's Co. (The) 37,233 366,745
#Whirlpool Corp. 11,464 951,971
Williams-Sonoma, Inc. 24,274 4,540,452
Wingstop, Inc. 3,437 1,296,918
Winmark Corp. 596 224,942
Winnebago Industries, Inc. 5,571 165,570
Wolverine World Wide, Inc. 20,240 457,019
Wyndham Hotels & Resorts, Inc. 14,157 1,217,502
Wynn Resorts, Ltd. 15,792 1,721,802

Dimensional US Core Equity Market ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*XPEL, Inc. 5,454 $ 178,291
*YETI Holdings, Inc. 16,258 597,319
Yum! Brands, Inc. 43,929 6,332,365
*Zumiez, Inc. 3,468 47,546
TOTAL CONSUMER
DISCRETIONARY 953,164,168
CONSUMER STAPLES — (5.0%)
Albertsons Cos., Inc., Class A 130,922 2,516,321
Alico, Inc. 586 18,916
Altria Group, Inc. 204,154 12,645,299
Andersons, Inc. (The) 6,531 234,594
Archer-Daniels-Midland Co. 81,156 4,397,032
#B&G Foods, Inc. 19,870 81,467
*BellRing Brands, Inc. 21,546 1,175,981
*BJ's Wholesale Club Holdings,
Inc. 26,012 2,754,671
*Boston Beer Co., Inc. (The),
Class A 2,077 430,105
Brown-Forman Corp., Class A 3,692 105,739
#Brown-Forman Corp., Class B 58,090 1,675,897
#Bunge Global SA 23,267 1,855,776
Calavo Growers, Inc. 2,987 78,558
Cal-Maine Foods, Inc. 9,617 1,068,833
Casey's General Stores, Inc. 6,611 3,438,579
*Celsius Holdings, Inc. 33,261 1,508,054
*Central Garden & Pet Co. 1,415 55,213
*Central Garden & Pet Co., Class
A 11,872 421,693
*Chefs' Warehouse, Inc. (The) 7,060 484,034
Church & Dwight Co., Inc. 44,441 4,167,233
Clorox Co. (The) 21,505 2,700,168
Coca-Cola Co. (The) 558,305 37,903,326
Coca-Cola Consolidated, Inc. 16,234 1,814,150
Colgate-Palmolive Co. 136,493 11,444,938
Conagra Brands, Inc. 88,622 1,618,238
Constellation Brands, Inc., Class
A 33,462 5,589,492
Costco Wholesale Corp. 52,335 49,176,059
*Coty, Inc., Class A 137,446 666,613
*Darling Ingredients, Inc. 29,282 948,151
Dole PLC 19,826 282,322
Dollar General Corp. 39,430 4,136,207
*Dollar Tree, Inc. 31,537 3,581,026
Edgewell Personal Care Co. 11,009 277,757
*elf Beauty, Inc. 8,981 1,088,407
Energizer Holdings, Inc. 15,974 359,734
Estee Lauder Cos., Inc. (The) 25,666 2,395,664
#Flowers Foods, Inc. 42,101 667,301
Fresh Del Monte Produce, Inc. 10,526 395,672
#*Freshpet, Inc. 7,475 510,692
General Mills, Inc. 106,107 5,197,121
*Grocery Outlet Holding Corp. 13,770 181,351
*Hain Celestial Group, Inc. (The) 1,877 2,947
*Herbalife, Ltd. 20,615 189,658
#Hershey Co. (The) 28,079 5,226,344
*Honest Co., Inc. (The) 19,342 89,167
Hormel Foods Corp. 106,433 2,989,703
Ingles Markets, Inc., Class A 2,722 171,295
Shares Value
CONSUMER STAPLES — (Continued)
Ingredion, Inc. 13,202 $ 1,736,591
Interparfums, Inc. 5,848 705,269
J&J Snack Foods Corp. 4,025 454,382
J.M. Smucker Co. (The) 21,511 2,308,991
John B. Sanfilippo & Son, Inc. 2,084 131,938
Kellanova 13,393 1,069,163
Kenvue, Inc. 335,259 7,187,953
Keurig Dr Pepper, Inc. 235,721 7,696,291
Kimberly-Clark Corp. 56,610 7,054,738
Kraft Heinz Co. (The) 199,947 5,490,545
Kroger Co. (The) 153,831 10,783,553
Lamb Weston Holdings, Inc. 23,191 1,323,510
*Lifeway Foods, Inc. 1,173 29,583
Limoneira Co. 3,631 53,303
*Maplebear, Inc. 44,819 2,149,967
Marzetti Co. (The) 4,761 846,315
McCormick & Co., Inc. 46,071 3,253,995
MGP Ingredients, Inc. 4,433 125,365
*Mission Produce, Inc. 13,026 160,741
#Molson Coors Beverage Co.,
Class B 35,331 1,721,326
Mondelez International, Inc.,
Class A 159,077 10,290,691
*Monster Beverage Corp. 162,678 9,557,333
*National Beverage Corp. 12,460 570,917
Natural Grocers by Vitamin
Cottage, Inc. 5,405 204,795
*Nature's Sunshine Products, Inc. 2,073 29,043
Nu Skin Enterprises, Inc., Class A 10,479 87,814
Oil-Dri Corp. of America 939 52,960
*Olaplex Holdings, Inc. 34,795 48,365
PepsiCo, Inc. 206,929 28,539,648
*Performance Food Group Co. 27,594 2,770,438
Philip Morris International, Inc. 191,101 31,350,119
#Pilgrim's Pride Corp. 29,386 1,392,603
*Post Holdings, Inc. 11,101 1,174,597
PriceSmart, Inc. 5,930 637,475
Primo Brands Corp. 1,962 54,171
Procter & Gamble Co. (The) 324,665 48,852,343
Reynolds Consumer Products,
Inc. 34,050 765,785
Seaboard Corp. 194 614,433
*Seneca Foods Corp., Class A 1,027 107,558
*Simply Good Foods Co. (The) 18,531 564,454
SpartanNash Co. 6,120 162,425
Spectrum Brands Holdings, Inc. 4,021 215,164
*Sprouts Farmers Market, Inc. 17,306 2,622,551
Sysco Corp. 93,078 7,409,009
Target Corp. 75,436 7,581,318
#The Campbell's Company 59,375 1,895,250
#Tootsie Roll Industries, Inc. 7,876 298,737
*TreeHouse Foods, Inc. 9,606 184,627
Turning Point Brands, Inc. 4,129 342,459
Tyson Foods, Inc., Class A 54,388 2,844,492
*United Natural Foods, Inc. 12,863 355,533
Universal Corp. 5,589 304,433
*US Foods Holding Corp. 44,528 3,710,518
*USANA Health Sciences, Inc. 2,636 77,472

Dimensional US Core Equity Market ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
Utz Brands, Inc. 18,691 $ 243,544
Village Super Market, Inc., Class
A 1,863 64,087
*Vita Coco Co., Inc. (The) 9,541 336,416
#*Vital Farms, Inc. 7,871 292,801
Walmart, Inc. 555,143 54,392,911
WD-40 Co. 2,202 472,109
#Weis Markets, Inc. 5,760 417,082
#WK Kellogg Co. 20,759 478,495
TOTAL CONSUMER STAPLES 455,367,992
ENERGY — (3.6%)
*Amplify Energy Corp. 4,686 17,807
Antero Midstream Corp. 85,241 1,564,172
*Antero Resources Corp. 59,087 2,063,909
#APA Corp. 55,763 1,075,668
Archrock, Inc. 32,823 766,745
Ardmore Shipping Corp. 6,731 73,233
Aris Water Solutions, Inc., Class
A 6,646 141,360
#Atlas Energy Solutions, Inc. 20,953 272,389
Baker Hughes Co. 197,052 8,877,193
Berry Corp. 11,259 34,002
*Bristow Group, Inc. 5,874 203,064
Cactus, Inc., Class A 11,098 469,556
California Resources Corp. 11,571 557,491
#*Centrus Energy Corp., Class A 2,769 596,443
Cheniere Energy, Inc. 42,655 10,061,461
Chevron Corp. 302,824 45,920,231
Civitas Resources, Inc. 16,299 494,838
*Clean Energy Fuels Corp. 39,127 79,428
*CNX Resources Corp. 26,589 805,913
#*Comstock Resources, Inc. 48,992 875,487
ConocoPhillips 208,410 19,869,809
#Core Laboratories, Inc. 10,159 111,139
Core Natural Resources, Inc. 11,082 817,962
Coterra Energy, Inc. 150,849 3,679,207
Crescent Energy Co., Class A 55,796 515,555
CVR Energy, Inc. 10,004 267,907
Delek US Holdings, Inc. 46,312 1,035,999
Devon Energy Corp. 124,574 4,138,348
DHT Holdings, Inc. 33,331 369,641
Diamondback Energy, Inc. 54,844 8,153,109
*DMC Global, Inc. 1,653 13,373
Dorian LPG, Ltd. 7,801 224,591
DT Midstream, Inc. 19,221 1,974,573
#Energy Services of America
Corp. 2,447 26,746
EOG Resources, Inc. 115,483 13,860,270
Epsilon Energy, Ltd. 401 2,506
EQT Corp. 102,919 5,531,896
Evolution Petroleum Corp. 2,627 12,688
Excelerate Energy, Inc., Class A 2,734 70,154
Expand Energy Corp. 40,976 4,293,465
*Expro Group Holdings NV 18,889 203,623
Exxon Mobil Corp. 607,792 67,853,899
*Forum Energy Technologies, Inc. 1,564 30,826
FutureFuel Corp. 3,690 14,944
*Geospace Technologies Corp. 440 7,132
Shares Value
ENERGY — (Continued)
Granite Ridge Resources, Inc. 29,133 $ 151,200
*Green Plains, Inc. 7,393 61,140
*Gulf Island Fabrication, Inc. 200 1,344
*Gulfport Energy Corp. 3,240 564,181
Halliburton Co. 140,669 3,150,986
*Helix Energy Solutions Group,
Inc. 28,777 170,648
Helmerich & Payne, Inc. 18,701 303,143
HF Sinclair Corp. 34,759 1,527,310
#HighPeak Energy, Inc. 1,464 14,596
*Innovex International, Inc. 14,279 234,461
International Seaways, Inc. 10,145 404,786
Kinder Morgan, Inc. 387,810 10,881,949
Kinetik Holdings, Inc. 9,204 399,270
Kodiak Gas Services, Inc. 19,460 629,142
*Kosmos Energy, Ltd. 85,795 184,459
Liberty Energy, Inc. 34,924 430,962
#Magnolia Oil & Gas Corp., Class
A 47,644 1,134,880
Marathon Petroleum Corp. 54,877 9,339,517
Matador Resources Co. 25,859 1,289,847
Murphy Oil Corp. 24,826 615,933
#*Nabors Industries, Ltd. 2,446 85,072
NACCO Industries, Inc., Class A 419 15,888
*Natural Gas Services Group, Inc. 743 17,899
#*New Fortress Energy, Inc. 27,463 74,837
Noble Corp. PLC 26,391 707,543
#Nordic American Tankers, Ltd. 30,063 83,876
#Northern Oil & Gas, Inc. 24,301 684,316
NOV, Inc. 64,908 816,543
Occidental Petroleum Corp. 204,674 8,993,376
*Oceaneering International, Inc. 23,412 508,040
*Oil States International, Inc. 10,047 50,135
ONEOK, Inc. 125,484 10,303,491
Ovintiv, Inc. 51,993 2,141,072
*Par Pacific Holdings, Inc. 10,539 330,714
Patterson-UTI Energy, Inc. 23,220 137,230
PBF Energy, Inc., Class A 19,466 439,932
Peabody Energy Corp. 21,359 344,948
Permian Resources Corp. 161,699 2,289,658
Phillips 66 70,613 8,726,355
*PrimeEnergy Resources Corp. 428 72,148
#*ProFrac Holding Corp., Class A 7,510 52,720
*ProPetro Holding Corp. 21,193 113,594
Range Resources Corp. 48,048 1,764,323
Ranger Energy Services, Inc. 2,871 38,443
*REX American Resources Corp. 3,221 168,394
Riley Exploration Permian, Inc. 5,436 142,641
#RPC, Inc. 41,042 190,845
SandRidge Energy, Inc. 4,549 47,264
Schlumberger NV 308,426 10,424,799
Scorpio Tankers, Inc. 9,093 411,095
*SEACOR Marine Holdings, Inc. 2,627 13,135
*Seadrill, Ltd. 11,864 345,954
Select Water Solutions, Inc. 21,566 207,681
#SFL Corp., Ltd. 34,692 318,473
Sitio Royalties Corp., Class A 13,510 245,477
SM Energy Co. 23,628 651,897

Dimensional US Core Equity Market ETF
continued
Shares Value
ENERGY — (Continued)
#Solaris Energy Infrastructure,
Inc. 2,752 $ 89,908
*Talos Energy, Inc. 25,244 215,836
Targa Resources Corp. 41,467 6,900,523
TechnipFMC PLC 83,551 3,038,750
Teekay Corp., Ltd. 15,983 115,078
#Teekay Tankers, Ltd., Class A 5,980 253,253
*TETRA Technologies, Inc. 27,127 111,221
#Texas Pacific Land Corp. 3,885 3,761,185
#*Tidewater, Inc. 9,609 480,546
#*Transocean, Ltd. 116,934 341,447
#*Uranium Energy Corp. 62,613 542,855
VAALCO Energy, Inc. 29,137 108,390
#*Valaris, Ltd. 10,972 533,568
Valero Energy Corp. 54,004 7,415,289
#*Vital Energy, Inc. 6,678 124,812
#Vitesse Energy, Inc. 5,302 126,877
Weatherford International PLC 13,626 770,550
Williams Cos., Inc. (The) 215,708 12,931,695
World Kinect Corp. 12,068 329,094
TOTAL ENERGY 329,670,191
FINANCIALS — (14.3%)
1st Source Corp. 5,258 314,534
*Acacia Research Corp. 11,156 39,492
Acadian Asset Management, Inc. 6,050 252,830
ACNB Corp. 1,351 56,877
Affiliated Managers Group, Inc. 5,246 1,100,978
*Affirm Holdings, Inc. 38,802 2,660,265
Aflac, Inc. 107,294 10,660,732
Alerus Financial Corp. 3,516 74,328
Allstate Corp. (The) 52,555 10,681,804
Ally Financial, Inc. 58,740 2,223,309
Amalgamated Financial Corp. 6,416 186,000
*Ambac Financial Group, Inc. 5,904 49,594
Amerant Bancorp, Inc. 7,452 143,824
American Coastal Insurance
Corp. 7,613 79,251
American Express Co. 84,735 25,362,033
American Financial Group, Inc. 16,882 2,108,562
American International Group,
Inc. 98,937 7,680,479
Ameriprise Financial, Inc. 18,981 9,835,764
Ameris Bancorp 12,696 867,772
AMERISAFE, Inc. 3,237 144,953
Ames National Corp. 47 848
Aon PLC, Class A 26,271 9,344,857
Apollo Global Management, Inc. 47,275 6,870,003
Arch Capital Group, Ltd. 74,767 6,434,448
#Ares Management Corp., Class
A 23,412 4,343,628
Arrow Financial Corp. 2,621 70,243
Arthur J. Gallagher & Co. 28,838 8,283,715
#Artisan Partners Asset
Management, Inc., Class A 12,899 583,680
Associated Banc-Corp. 31,809 786,955
Assurant, Inc. 10,489 1,964,590
Assured Guaranty, Ltd. 9,041 764,688
Atlantic Union Bankshares Corp. 23,514 745,394
Shares Value
FINANCIALS — (Continued)
*Atlanticus Holdings Corp. 657 $ 32,607
*AvidXchange Holdings, Inc. 39,873 393,148
Axis Capital Holdings, Ltd. 16,889 1,584,864
*Axos Financial, Inc. 10,964 946,741
#*Baldwin Insurance Group, Inc.
(The) 8,752 322,424
Banc of California, Inc. 34,150 495,858
BancFirst Corp. 6,026 750,358
*Bancorp, Inc. (The) 10,723 677,265
Bank First Corp. 2,052 243,819
Bank of America Corp. 868,014 41,031,022
Bank of Hawaii Corp. 7,284 450,734
Bank of Marin Bancorp 2,833 64,167
Bank of New York Mellon Corp.
(The) 143,847 14,593,278
Bank of NT Butterfield & Son, Ltd.
(The) 9,370 426,429
Bank OZK 21,336 1,051,865
Bank7 Corp. 1,025 45,397
BankFinancial Corp. 91 1,012
BankUnited, Inc. 13,540 493,804
Bankwell Financial Group, Inc. 469 18,713
Banner Corp. 7,718 479,095
Bar Harbor Bankshares 2,073 60,200
BayCom Corp. 548 14,801
BCB Bancorp, Inc. 1,444 12,072
*Berkshire Hathaway, Inc., Class
B 225,301 106,315,036
Berkshire Hills Bancorp, Inc. 9,755 240,363
#BGC Group, Inc., Class A 67,650 627,115
Blackrock, Inc. 16,641 18,405,112
Blackstone, Inc. 67,085 11,603,022
*Block, Inc. 93,809 7,247,683
*Blue Ridge Bankshares, Inc. 4,372 16,045
BOK Financial Corp. 11,730 1,190,947
Bread Financial Holdings, Inc. 8,836 541,647
*Bridgewater Bancshares, Inc. 2,889 44,953
*Brighthouse Financial, Inc. 13,650 653,152
Brookline Bancorp, Inc. 16,903 174,439
Brown & Brown, Inc. 57,727 5,274,516
Burke & Herbert Financial
Services Corp. 722 41,869
Business First Bancshares, Inc. 5,436 129,105
Byline Bancorp, Inc. 10,888 286,354
Cadence Bank 33,791 1,177,616
*California Bancorp 4,481 67,170
Camden National Corp. 3,062 115,468
#*Cantaloupe, Inc. 9,070 100,405
Capital Bancorp, Inc. 3,135 98,690
Capital City Bank Group, Inc. 2,961 117,226
Capital One Financial Corp. 77,873 16,742,695
Capitol Federal Financial, Inc. 24,524 147,634
Carlyle Group, Inc. (The) 63,252 3,836,866
*Carter Bankshares, Inc. 3,453 60,013
Cass Information Systems, Inc. 2,360 94,424
Cathay General Bancorp 12,706 574,565
Cboe Global Markets, Inc. 19,401 4,676,417
Central Pacific Financial Corp. 6,364 169,664
Charles Schwab Corp. (The) 213,406 20,856,168

Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Chemung Financial Corp. 260 $ 13,156
ChoiceOne Financial Services,
Inc. 2,746 80,732
Chubb, Ltd. 46,705 12,425,398
Cincinnati Financial Corp. 29,511 4,353,168
Citigroup, Inc. 227,358 21,303,445
Citizens & Northern Corp. 795 15,121
Citizens Community Bancorp, Inc. 138 2,034
Citizens Financial Group, Inc. 83,456 3,982,520
City Holding Co. 2,906 354,823
Civista Bancshares, Inc. 2,641 51,420
CME Group, Inc. 40,269 11,206,057
CNB Financial Corp. 3,548 81,427
CNO Financial Group, Inc. 18,963 698,597
*Coastal Financial Corp. 2,175 209,235
#Cohen & Steers, Inc. 8,719 641,370
*Coinbase Global, Inc., Class A 32,535 12,290,422
Colony Bankcorp, Inc. 780 12,784
Columbia Banking System, Inc. 39,478 939,576
*Columbia Financial, Inc. 19,654 282,821
Comerica, Inc. 25,108 1,696,548
Commerce Bancshares, Inc. 26,130 1,599,156
Community Financial System, Inc. 9,376 494,115
Community Trust Bancorp, Inc. 4,272 230,603
Community West Bancshares 2,583 49,723
ConnectOne Bancorp, Inc. 7,978 183,733
*Consumer Portfolio Services,
Inc. 280 2,212
Corebridge Financial, Inc. 123,829 4,403,359
*Corpay, Inc. 13,965 4,511,393
Crawford & Co., Class A 5,299 50,711
Crawford & Co., Class B 8 74
#*Credit Acceptance Corp. 2,133 1,045,767
Cullen/Frost Bankers, Inc. 12,648 1,611,482
*Customers Bancorp, Inc. 7,533 480,229
CVB Financial Corp. 26,997 504,574
*Dave, Inc. 1,692 398,974
Diamond Hill Investment Group,
Inc. 407 55,177
DigitalBridge Group, Inc. 26,921 289,132
Dime Community Bancshares,
Inc. 9,277 257,066
Donegal Group, Inc., Class A 5,231 89,712
*Donnelley Financial Solutions,
Inc. 5,772 305,685
Eagle Bancorp, Inc. 5,563 89,509
East West Bancorp, Inc. 26,853 2,692,013
Eastern Bankshares, Inc. 39,025 602,936
*eHealth, Inc. 4,807 16,344
Employers Holdings, Inc. 4,629 191,085
Enact Holdings, Inc. 15,646 543,855
*Encore Capital Group, Inc. 4,796 176,876
*Enova International, Inc. 5,147 538,170
Enterprise Financial Services
Corp. 8,396 463,375
Equitable Holdings, Inc. 58,150 2,986,003
Equity Bancshares, Inc., Class A 3,193 119,993
#Erie Indemnity Co., Class A 7,800 2,778,672
#Esquire Financial Holdings, Inc. 1,299 124,548
Shares Value
FINANCIALS — (Continued)
Essent Group, Ltd. 18,522 $ 1,037,047
*Euronet Worldwide, Inc. 8,855 860,529
Evercore, Inc. 6,716 2,022,456
Everest Group, Ltd. 8,237 2,765,985
EVERTEC, Inc. 12,866 465,106
*EZCORP, Inc., Class A 10,749 153,926
F&G Annuities & Life, Inc. 9,979 318,430
FactSet Research Systems, Inc. 6,711 2,703,862
Farmers & Merchants Bancorp,
Inc. 1,430 34,334
Farmers National Banc Corp. 5,569 75,404
FB Financial Corp. 10,373 505,787
Federal Agricultural Mortgage
Corp., Class C 2,275 391,914
Federated Hermes, Inc. 17,990 891,764
Fidelis Insurance Holdings, Ltd. 24,333 367,672
Fidelity National Financial, Inc. 55,086 3,108,503
Fidelity National Information
Services, Inc. 104,753 8,318,436
Fifth Third Bancorp 113,315 4,710,505
*Finance Of America Cos., Inc.,
Class A 345 7,428
Financial Institutions, Inc. 3,480 88,705
First American Financial Corp. 19,182 1,151,879
First Bancorp 9,261 463,883
First Bancorp 32,070 668,018
First Bancorp, Inc. (The) 8 202
First Bank 1,908 28,429
First Busey Corp. 16,820 375,422
First Business Financial Services,
Inc. 1,216 57,906
#First Citizens BancShares, Inc.,
Class A 2,127 4,242,855
First Commonwealth Financial
Corp. 22,890 377,914
First Community Bankshares, Inc. 3,256 118,844
First Community Corp. 84 2,081
First Financial Bancorp 20,772 503,513
First Financial Bankshares, Inc. 23,081 799,064
First Financial Corp. 2,124 113,740
*First Foundation, Inc. 12,970 63,164
First Hawaiian, Inc. 22,772 552,221
First Horizon Corp. 97,056 2,116,791
First Internet Bancorp 857 18,794
First Interstate BancSystem, Inc.,
Class A 18,695 538,229
First Merchants Corp. 13,304 507,148
First Mid Bancshares, Inc. 4,440 168,587
First Northwest Bancorp 115 880
*First Western Financial, Inc. 694 15,022
FirstCash Holdings, Inc. 8,618 1,148,693
*Firstsun Capital Bancorp 5,099 181,269
*Fiserv, Inc. 73,971 10,277,531
Five Star Bancorp 3,890 117,050
#Flagstar Financial, Inc. 78,444 885,633
Flushing Financial Corp. 5,723 68,619
*Flywire Corp. 19,651 213,999
FNB Corp. 64,749 991,955
Franklin Financial Services Corp. 49 1,970

Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Franklin Resources, Inc. 102,304 $ 2,455,296
FS Bancorp, Inc. 417 16,301
Fulton Financial Corp. 33,459 600,589
FVCBankcorp, Inc. 1,068 13,681
#GCM Grosvenor, Inc., Class A 4,907 57,854
*Genworth Financial, Inc. 75,417 592,778
German American Bancorp, Inc. 7,766 298,370
Glacier Bancorp, Inc. 21,310 934,017
Global Payments, Inc. 47,181 3,772,121
Globe Life, Inc. 17,210 2,417,489
*GoHealth, Inc., Class A 203 1,244
Goldman Sachs Group, Inc. (The) 42,202 30,536,945
Goosehead Insurance, Inc., Class
A 3,589 326,276
Great Southern Bancorp, Inc. 2,011 114,506
*Green Dot Corp., Class A 9,303 94,146
Greene County Bancorp, Inc. 694 16,441
*Greenlight Capital Re, Ltd.,
Class A 5,971 77,623
Guaranty Bancshares, Inc. 2,201 95,986
*Hamilton Insurance Group, Ltd.,
Class B 12,148 261,061
#Hamilton Lane, Inc., Class A 6,417 977,309
Hancock Whitney Corp. 15,892 949,070
Hanmi Financial Corp. 5,475 124,885
Hanover Insurance Group, Inc.
(The) 7,388 1,268,002
HarborOne Bancorp, Inc. 6,862 81,177
Hartford Insurance Group, Inc.
(The) 58,540 7,281,791
Hawthorn Bancshares, Inc. 56 1,597
HBT Financial, Inc. 3,452 85,851
HCI Group, Inc. 2,542 355,982
Heritage Commerce Corp. 10,909 100,908
Heritage Financial Corp. 6,302 142,047
*Heritage Insurance Holdings, Inc. 8,287 174,773
#Hingham Institution For Savings
(The) 51 12,489
*Hippo Holdings, Inc. 4,515 116,668
Home Bancorp, Inc. 1,037 54,225
Home BancShares, Inc. 37,104 1,044,849
*HomeStreet, Inc. 860 11,249
HomeTrust Bancshares, Inc. 3,727 144,831
Hope Bancorp, Inc. 28,004 279,760
Horace Mann Educators Corp. 7,763 330,160
Horizon Bancorp, Inc. 7,999 123,905
Houlihan Lokey, Inc. 9,395 1,791,251
Huntington Bancshares, Inc. 305,197 5,014,387
Independent Bank Corp. 4,157 126,996
Independent Bank Corp. 8,765 557,016
Interactive Brokers Group, Inc. 40,379 2,647,247
Intercontinental Exchange, Inc. 67,764 12,524,820
International Bancshares Corp. 12,042 821,024
*International Money Express,
Inc. 7,124 64,045
Invesco, Ltd. 83,733 1,759,230
Investors Title Co. 352 74,349
Jack Henry & Associates, Inc. 13,596 2,308,805
Jackson Financial, Inc., Class A 15,381 1,346,760
Shares Value
FINANCIALS — (Continued)
Janus Henderson Group PLC 29,753 $ 1,288,305
Jefferies Financial Group, Inc. 40,267 2,321,795
JPMorgan Chase & Co. 391,713 116,041,059
Kearny Financial Corp. 11,992 71,113
Kemper Corp. 12,039 741,482
KeyCorp 211,752 3,794,596
*Kingstone Cos., Inc. 1,758 28,814
#Kinsale Capital Group, Inc. 3,912 1,723,979
KKR & Co., Inc. 65,649 9,622,830
Lakeland Financial Corp. 5,657 358,484
Lazard, Inc. 20,971 1,090,073
LCNB Corp. 8 118
#*Lemonade, Inc. 3,429 129,205
*LendingClub Corp. 27,086 422,271
*LendingTree, Inc. 3,204 149,563
Lincoln National Corp. 33,632 1,281,716
Live Oak Bancshares, Inc. 8,692 274,754
Loews Corp. 40,453 3,662,615
LPL Financial Holdings, Inc. 15,146 5,993,727
M&T Bank Corp. 27,696 5,226,235
MainStreet Bancshares, Inc. 84 1,697
*Markel Group, Inc. 2,578 5,177,372
MarketAxess Holdings, Inc. 6,918 1,421,649
*Marqeta, Inc., Class A 82,648 471,094
Marsh & McLennan Cos., Inc. 62,741 12,498,007
Mastercard, Inc., Class A 114,527 64,876,110
Mercantile Bank Corp. 2,911 133,004
Merchants Bancorp 9,663 283,126
Mercury General Corp. 10,832 750,116
Meridian Corp. 42 619
MetLife, Inc. 144,869 11,002,801
Metrocity Bankshares, Inc. 3,528 97,373
Metropolitan Bank Holding Corp. 2,012 141,926
MGIC Investment Corp. 46,349 1,200,439
Mid Penn Bancorp, Inc. 3,689 101,263
Middlefield Banc Corp. 71 1,977
Midland States Bancorp, Inc. 3,471 58,868
MidWestOne Financial Group,
Inc. 3,737 102,917
Moelis & Co., Class A 12,162 853,043
Moody's Corp. 18,770 9,680,252
Morgan Stanley 170,619 24,306,383
Morningstar, Inc. 7,304 2,019,264
*Mr. Cooper Group, Inc. 486 75,680
MSCI, Inc. 12,803 7,187,092
MVB Financial Corp. 1,727 39,272
Nasdaq, Inc. 102,720 9,883,718
National Bank Holdings Corp.,
Class A 8,039 297,925
Navient Corp. 21,995 284,615
NBT Bancorp, Inc. 12,064 499,208
*NCR Atleos Corp. 12,720 389,232
Nelnet, Inc., Class A 4,642 579,182
*NerdWallet, Inc., Class A 7,549 79,944
*NI Holdings, Inc. 16 204
Nicolet Bankshares, Inc. 3,345 431,505
*NMI Holdings, Inc. 15,424 575,624
Northeast Bank 1,653 163,928

Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
Northeast Community Bancorp,
Inc. 1,957 $ 40,432
Northern Trust Corp. 39,533 5,139,290
Northfield Bancorp, Inc. 7,451 79,353
Northrim Bancorp, Inc. 896 74,843
Northwest Bancshares, Inc. 29,221 341,886
Norwood Financial Corp. 133 3,224
Oak Valley Bancorp 444 11,833
OceanFirst Financial Corp. 12,745 213,861
OFG Bancorp 8,914 379,915
Ohio Valley Banc Corp. 59 1,902
Old National Bancorp 58,785 1,240,951
Old Republic International Corp. 47,624 1,722,560
Old Second Bancorp, Inc. 10,097 171,346
OneMain Holdings, Inc. 24,861 1,436,717
*Onity Group, Inc. 770 29,044
*Open Lending Corp. 21,352 46,761
*Oportun Financial Corp. 6,091 37,338
Oppenheimer Holdings, Inc.,
Class A 2,235 169,435
Orange County Bancorp, Inc. 1,714 42,833
Origin Bancorp, Inc. 7,310 267,180
Orrstown Financial Services, Inc. 3,825 125,689
#*Oscar Health, Inc., Class A 34,541 485,301
Pacific Premier Bancorp, Inc. 21,917 474,941
*Palomar Holdings, Inc. 5,428 719,156
Park National Corp. 2,857 462,463
Parke Bancorp, Inc. 522 10,779
Pathward Financial, Inc. 5,772 436,507
*Paymentus Holdings, Inc., Class
A 2,418 67,414
*Payoneer Global, Inc. 65,714 431,741
*PayPal Holdings, Inc. 171,918 11,821,082
#*Paysafe, Ltd. 14,831 180,197
PCB Bancorp 1,215 24,835
Peapack-Gladstone Financial
Corp. 3,098 78,937
PennyMac Financial Services,
Inc. 9,604 894,517
Peoples Bancorp, Inc. 8,363 239,516
Peoples Financial Services Corp. 1,455 70,873
Perella Weinberg Partners 4,439 88,514
Pinnacle Financial Partners, Inc. 14,695 1,291,544
Piper Sandler Cos. 2,778 875,959
#PJT Partners, Inc., Class A 3,233 577,478
Plumas Bancorp 112 4,621
PNC Financial Services Group,
Inc. (The) 56,944 10,834,735
*Ponce Financial Group, Inc. 1,190 16,719
Popular, Inc. 13,838 1,585,558
*PRA Group, Inc. 7,315 111,188
Preferred Bank 3,331 302,521
Primerica, Inc. 6,568 1,744,658
Primis Financial Corp. 1,664 18,620
Princeton Bancorp, Inc. 84 2,536
Principal Financial Group, Inc. 45,136 3,512,935
*Priority Technology Holdings,
Inc. 7,277 49,847
*ProAssurance Corp. 10,387 246,795
Shares Value
FINANCIALS — (Continued)
PROG Holdings, Inc. 10,500 $ 334,320
Progressive Corp. (The) 80,024 19,369,009
Prosperity Bancshares, Inc. 18,180 1,211,152
*Provident Bancorp, Inc. 1,489 18,181
Provident Financial Holdings, Inc. 56 858
Provident Financial Services, Inc. 29,938 545,470
Prudential Financial, Inc. 60,948 6,312,994
QCR Holdings, Inc. 3,423 243,033
Radian Group, Inc. 20,697 674,929
Raymond James Financial, Inc. 40,519 6,771,940
RBB Bancorp 1,534 27,781
Red River Bancshares, Inc. 29 1,745
Regional Management Corp. 1,202 39,954
Regions Financial Corp. 174,539 4,421,073
Reinsurance Group of America,
Inc. 12,867 2,476,254
*Remitly Global, Inc. 30,189 498,118
RenaissanceRe Holdings, Ltd. 9,014 2,197,072
Renasant Corp. 17,058 625,005
*Repay Holdings Corp. 16,342 80,403
Republic Bancorp, Inc., Class A 3,565 245,486
*Rhinebeck Bancorp, Inc. 138 1,751
#Richmond Mutual Bancorp, Inc. 8 111
RLI Corp. 16,243 1,071,876
*Robinhood Markets, Inc., Class
A 120,788 12,447,203
#Rocket Cos., Inc., Class A 11,753 173,592
*Root, Inc., Class A 750 90,772
S&P Global, Inc. 35,044 19,312,748
S&T Bancorp, Inc. 7,793 285,536
Safety Insurance Group, Inc. 2,830 199,090
SB Financial Group, Inc. 89 1,674
Seacoast Banking Corp. of
Florida 17,392 490,280
*Security National Financial
Corp., Class A 21 178
SEI Investments Co. 23,056 2,031,695
Selective Insurance Group, Inc. 10,750 838,177
*Selectquote, Inc. 31,145 54,815
ServisFirst Bancshares, Inc. 9,828 772,972
#*Sezzle, Inc. 55 8,516
#*Shift4 Payments, Inc., Class A 12,888 1,327,464
Shore Bancshares, Inc. 5,751 89,198
Sierra Bancorp 1,501 44,009
Silvercrest Asset Management
Group, Inc., Class A 237 3,877
Simmons First National Corp.,
Class A 28,817 552,422
*SiriusPoint, Ltd. 27,245 534,274
*Skyward Specialty Insurance
Group, Inc. 9,752 493,256
#SLM Corp. 43,238 1,374,968
SmartFinancial, Inc. 3,173 108,707
#*SoFi Technologies, Inc. 202,675 4,576,401
South Plains Financial, Inc. 2,906 107,842
*Southern First Bancshares, Inc. 854 35,492
Southern Missouri Bancorp, Inc. 1,953 105,638
Southside Bancshares, Inc. 5,637 165,953
SouthState Corp. 20,085 1,891,404

Dimensional US Core Equity Market ETF
continued
Shares Value
FINANCIALS — (Continued)
State Street Corp. 49,679 $ 5,551,628
Stellar Bancorp, Inc. 11,418 337,174
Sterling Bancorp, Inc. 16 –
Stewart Information Services
Corp. 6,409 416,136
Stifel Financial Corp. 19,567 2,232,986
#Stock Yards Bancorp, Inc. 6,885 514,723
*StoneX Group, Inc. 8,244 801,647
SWK Holdings Corp. 158 2,353
Synchrony Financial 75,374 5,251,307
Synovus Financial Corp. 26,067 1,231,405
#T. Rowe Price Group, Inc. 44,488 4,513,308
*Texas Capital Bancshares, Inc. 8,702 730,707
TFS Financial Corp. 25,106 329,140
*Third Coast Bancshares, Inc. 2,291 86,256
Timberland Bancorp, Inc. 504 15,770
Tiptree, Inc. 7,841 162,936
#*Toast, Inc., Class A 51,575 2,518,923
Tompkins Financial Corp. 2,702 174,765
Towne Bank 17,009 595,825
TPG, Inc. 17,517 999,695
Tradeweb Markets, Inc., Class A 18,113 2,509,556
Travelers Cos., Inc. (The) 56,254 14,639,541
TriCo Bancshares 7,058 290,225
*Triumph Financial, Inc. 4,492 254,786
Truist Financial Corp. 222,514 9,726,087
#*Trupanion, Inc. 6,289 298,161
TrustCo Bank Corp. 3,491 117,158
Trustmark Corp. 14,054 523,511
UMB Financial Corp. 15,782 1,735,862
United Bankshares, Inc. 25,682 912,225
United Community Banks, Inc. 22,186 676,673
United Fire Group, Inc. 4,596 122,024
Unity Bancorp, Inc. 1,452 71,308
Universal Insurance Holdings, Inc. 5,634 133,188
Univest Financial Corp. 5,718 164,907
Unum Group 34,610 2,485,344
US Bancorp 267,761 12,038,535
Valley National Bancorp 103,862 962,801
*Velocity Financial, Inc. 2,623 43,542
Veritex Holdings, Inc. 11,030 349,872
Victory Capital Holdings, Inc.,
Class A 12,709 875,777
Virtu Financial, Inc., Class A 19,695 869,337
Virtus Investment Partners, Inc. 1,481 286,292
Visa, Inc., Class A 217,211 75,039,884
Voya Financial, Inc. 18,105 1,267,350
W. R. Berkley Corp. 71,257 4,903,194
WaFd, Inc. 18,100 526,800
Walker & Dunlop, Inc. 6,870 515,319
Washington Trust Bancorp, Inc. 3,500 94,290
Waterstone Financial, Inc. 1,922 25,582
Webster Financial Corp. 32,630 1,881,120
Wells Fargo & Co. 458,825 36,995,060
WesBanco, Inc. 16,217 488,618
West Bancorp, Inc. 1,559 28,046
Westamerica Bancorp 6,143 294,250
Western Alliance Bancorp 21,228 1,646,444
Shares Value
FINANCIALS — (Continued)
Western New England Bancorp,
Inc. 376 $ 4,004
Western Union Co. (The) 76,680 617,274
*WEX, Inc. 7,226 1,226,108
White Mountains Insurance
Group, Ltd. 478 854,568
Willis Towers Watson PLC 21,032 6,642,116
Wintrust Financial Corp. 12,807 1,639,040
#WisdomTree, Inc. 26,041 345,564
*World Acceptance Corp. 1,300 204,516
WSFS Financial Corp. 10,310 565,400
Zions Bancorp NA 29,121 1,561,468
TOTAL FINANCIALS 1,288,372,794
HEALTH CARE — (8.4%)
*4D Molecular Therapeutics, Inc. 5,737 25,816
*89bio, Inc. 32,732 310,954
Abbott Laboratories 213,611 26,955,572
AbbVie, Inc. 249,783 47,213,983
#*Absci Corp. 15,954 45,150
*Acadia Healthcare Co., Inc. 14,593 317,690
*ACADIA Pharmaceuticals, Inc. 32,002 762,608
*AdaptHealth Corp. 27,590 247,482
*Adaptive Biotechnologies Corp. 17,227 176,404
*Addus HomeCare Corp. 3,896 416,015
*ADMA Biologics, Inc. 42,927 802,735
#*Adverum Biotechnologies, Inc. 413 987
Agilent Technologies, Inc. 49,632 5,698,250
*agilon health, Inc. 39,507 70,718
*Agios Pharmaceuticals, Inc. 7,231 269,138
*Akebia Therapeutics, Inc. 10,548 38,869
*Akero Therapeutics, Inc. 11,369 555,376
*Aldeyra Therapeutics, Inc. 2,575 12,849
*Alector, Inc. 3,551 5,291
*Align Technology, Inc. 12,390 1,598,434
*Alkermes PLC 28,233 747,892
#*Allogene Therapeutics, Inc. 36,962 45,463
*Alnylam Pharmaceuticals, Inc. 15,251 5,982,052
#*Altimmune, Inc. 7,463 27,538
*Amedisys, Inc. 2,831 279,137
Amgen, Inc. 79,568 23,480,517
*AMN Healthcare Services, Inc. 6,494 119,100
*Amneal Pharmaceuticals, Inc. 52,262 408,689
*Amphastar Pharmaceuticals, Inc. 8,079 169,255
#*Amylyx Pharmaceuticals, Inc. 12,844 103,137
*AngioDynamics, Inc. 6,685 59,229
#*ANI Pharmaceuticals, Inc. 3,624 229,580
*Anika Therapeutics, Inc. 1,436 11,854
#*Annexon, Inc. 15,085 36,204
#*Arcellx, Inc. 6,006 428,768
#*Arcturus Therapeutics Holdings,
Inc. 3,424 41,807
*Arcus Biosciences, Inc. 18,273 166,832
#*ARS Pharmaceuticals, Inc. 704 12,447
*Artivion, Inc. 6,840 211,424
*Arvinas, Inc. 9,710 72,242
*Astrana Health, Inc. 11,701 279,186
*Astria Therapeutics, Inc. 5,118 35,417
*Atea Pharmaceuticals, Inc. 11,580 42,151

Dimensional US Core Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*AtriCure, Inc. 7,277 $ 255,423
*Aura Biosciences, Inc. 8,911 61,397
*Avanos Medical, Inc. 8,382 93,627
*Avantor, Inc. 115,842 1,556,916
*Aveanna Healthcare Holdings,
Inc. 4,756 18,881
*Avidity Biosciences, Inc. 10,354 380,095
*Axogen, Inc. 7,441 97,403
*Azenta, Inc. 8,729 285,438
#Baxter International, Inc. 96,495 2,099,731
#*Beam Therapeutics, Inc. 13,337 262,872
Becton Dickinson & Co. 55,161 9,832,448
*Biogen, Inc. 19,015 2,433,920
*BioLife Solutions, Inc. 6,254 132,960
*BioMarin Pharmaceutical, Inc. 33,809 1,955,851
#*Bio-Rad Laboratories, Inc.,
Class A 4,215 1,019,819
Bio-Techne Corp. 24,412 1,336,069
*Bioventus, Inc., Class A 6,871 44,799
*Black Diamond Therapeutics,
Inc. 3,155 8,392
*Boston Scientific Corp. 158,031 16,580,613
*BrightSpring Health Services,
Inc. 11,765 242,947
Bristol-Myers Squibb Co. 365,187 15,816,249
*Brookdale Senior Living, Inc. 49,413 382,951
Bruker Corp. 23,034 885,197
#*Butterfly Network, Inc. 18,812 32,169
Cardinal Health, Inc. 39,536 6,136,778
*CareDx, Inc. 11,420 140,295
*Castle Biosciences, Inc. 5,077 76,917
*Catalyst Pharmaceuticals, Inc. 20,708 441,702
Cencora, Inc. 32,574 9,318,770
*Centene Corp. 94,488 2,463,302
*Certara, Inc. 33,834 332,927
*CG Oncology, Inc. 13,233 353,189
*Charles River Laboratories
International, Inc. 9,042 1,533,885
Chemed Corp. 2,623 1,081,463
Cigna Group (The) 37,706 10,081,830
*Claritev Corp. 524 20,892
#*Clover Health Investments
Corp. 41,072 118,698
#*Codexis, Inc. 2,103 5,636
*Collegium Pharmaceutical, Inc. 7,813 233,296
*Community Health Systems, Inc. 33,838 87,979
*Compass Therapeutics, Inc. 2,437 7,238
Concentra Group Holdings
Parent, Inc. 15,268 304,902
CONMED Corp. 6,989 357,487
*Cooper Cos., Inc. (The) 37,621 2,659,428
*Corcept Therapeutics, Inc. 14,616 981,757
*CorVel Corp. 8,115 718,989
*Cross Country Healthcare, Inc. 4,937 66,403
*CryoPort, Inc. 5,534 40,564
*Cullinan Therapeutics, Inc. 10,352 80,435
*CureVac NV 7,486 40,350
#*CVRx, Inc. 773 6,153
CVS Health Corp. 152,697 9,482,484
Shares Value
HEALTH CARE — (Continued)
*Cytek Biosciences, Inc. 22,561 $ 81,220
*CytomX Therapeutics, Inc. 18,995 41,599
Danaher Corp. 74,822 14,751,906
#*DaVita, Inc. 12,491 1,753,362
*Day One Biopharmaceuticals,
Inc. 18,881 126,692
*Definitive Healthcare Corp. 15,209 59,315
*Denali Therapeutics, Inc. 30,020 415,177
DENTSPLY SIRONA, Inc. 26,764 382,993
#*Design Therapeutics, Inc. 3,639 14,083
*Dexcom, Inc. 52,387 4,231,298
*Disc Medicine, Inc. 4,092 244,538
#*DocGo, Inc. 12,365 16,816
*Doximity, Inc., Class A 18,939 1,112,666
*Dynavax Technologies Corp. 26,717 293,353
*Edgewise Therapeutics, Inc. 14,572 207,797
*Edwards Lifesciences Corp. 91,340 7,244,175
*Elanco Animal Health, Inc. 90,969 1,244,456
Elevance Health, Inc. 30,432 8,614,691
Eli Lilly & Co. 114,013 84,377,601
Embecta Corp. 10,156 103,185
*Emergent BioSolutions, Inc. 9,493 55,819
*Enanta Pharmaceuticals, Inc. 1,503 11,393
Encompass Health Corp. 19,436 2,140,098
*Enhabit, Inc. 8,290 55,709
#*Enliven Therapeutics, Inc. 1,509 28,384
*Enovis Corp. 9,106 244,041
Ensign Group, Inc. (The) 10,597 1,589,550
*Entrada Therapeutics, Inc. 4,765 28,018
*Envista Holdings Corp. 30,655 579,073
#*Erasca, Inc. 38,828 54,942
*Evolent Health, Inc., Class A 16,466 165,483
*Exact Sciences Corp. 31,822 1,494,043
*Exelixis, Inc. 54,110 1,959,864
*EyePoint Pharmaceuticals, Inc. 3,918 38,475
#*Fate Therapeutics, Inc. 15,455 17,000
*Fortrea Holdings, Inc. 7,224 41,466
*Fulcrum Therapeutics, Inc. 7,834 52,723
*Fulgent Genetics, Inc. 5,802 99,678
GE HealthCare Technologies, Inc. 80,079 5,711,234
*GeneDx Holdings Corp. 2,361 240,704
Gilead Sciences, Inc. 194,243 21,811,546
*Glaukos Corp. 7,118 612,789
*Globus Medical, Inc. 21,750 1,144,702
*GoodRx Holdings, Inc., Class A 12,754 61,092
#*GRAIL, Inc. 2,270 77,657
*Haemonetics Corp. 8,368 619,567
*Halozyme Therapeutics, Inc. 23,676 1,419,850
*Harmony Biosciences Holdings,
Inc. 12,061 424,306
#*Harrow, Inc. 655 20,803
HCA Healthcare, Inc. 21,684 7,675,919
*Health Catalyst, Inc. 9,310 33,982
*HealthEquity, Inc. 13,742 1,332,974
HealthStream, Inc. 5,518 144,351
*Henry Schein, Inc. 22,667 1,533,423
#*Hims & Hers Health, Inc. 25,197 1,667,537
*Hologic, Inc. 39,777 2,657,899

Dimensional US Core Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
Humana, Inc. 21,755 $ 5,435,922
*ICON PLC 12,621 2,135,347
*ICU Medical, Inc. 4,495 577,203
*IDEXX Laboratories, Inc. 12,710 6,791,080
*Illumina, Inc. 22,408 2,301,526
*Immunome, Inc. 6,695 70,431
*Incyte Corp. 32,908 2,464,480
#*Innoviva, Inc. 14,342 260,594
*Inogen, Inc. 3,394 21,416
*Insmed, Inc. 14,991 1,608,234
*Inspire Medical Systems, Inc. 4,187 521,449
#*Instil Bio, Inc. 462 11,088
*Insulet Corp. 9,169 2,644,340
*Integer Holdings Corp. 6,486 703,796
*Integra LifeSciences Holdings
Corp. 12,299 161,609
#*Intellia Therapeutics, Inc. 3,068 35,712
*Intuitive Surgical, Inc. 26,417 12,708,955
*IQVIA Holdings, Inc. 32,884 6,111,820
iRadimed Corp. 1,898 110,729
*iTeos Therapeutics, Inc. 6,142 62,280
*Jasper Therapeutics, Inc. 787 2,282
*Jazz Pharmaceuticals PLC 12,093 1,386,221
Johnson & Johnson 352,433 58,059,812
*Kiniksa Pharmaceuticals
International PLC 6,828 206,615
*Kodiak Sciences, Inc. 8,843 58,143
*Krystal Biotech, Inc. 4,681 720,265
*Kura Oncology, Inc. 13,780 83,369
*Kymera Therapeutics, Inc. 10,803 472,631
Labcorp Holdings, Inc. 16,359 4,254,649
#*Lantheus Holdings, Inc. 13,273 944,905
LeMaitre Vascular, Inc. 3,303 268,336
#*LENZ Therapeutics, Inc. 2,434 72,460
*LifeStance Health Group, Inc. 82,130 326,877
*Ligand Pharmaceuticals, Inc. 4,239 557,768
*LivaNova PLC 12,480 526,531
*MacroGenics, Inc. 4,862 7,585
*MannKind Corp. 53,231 201,213
#*Maravai LifeSciences Holdings,
Inc., Class A 6,984 16,343
#*Masimo Corp. 9,803 1,507,603
*MaxCyte, Inc. 17,306 35,650
McKesson Corp. 15,366 10,656,936
*Medpace Holdings, Inc. 4,989 2,131,301
Medtronic PLC 157,677 14,228,772
Merck & Co., Inc. 311,357 24,323,209
#*Merit Medical Systems, Inc. 9,575 812,534
Mesa Laboratories, Inc. 1,004 76,786
*Mettler-Toledo International, Inc. 3,287 4,055,106
*MiMedx Group, Inc. 23,901 171,848
*Mineralys Therapeutics, Inc. 5,992 84,787
#*Moderna, Inc. 42,848 1,266,587
#*ModivCare, Inc. 1,939 5,604
*Molina Healthcare, Inc. 10,773 1,700,734
#*Monte Rosa Therapeutics, Inc. 10,134 50,163
*Myriad Genetics, Inc. 17,924 68,828
*Natera, Inc. 17,698 2,365,515
Shares Value
HEALTH CARE — (Continued)
National HealthCare Corp. 3,479 $ 334,088
National Research Corp. 2,881 36,012
*Neogen Corp. 35,956 167,195
*NeoGenomics, Inc. 25,489 123,367
*Neurocrine Biosciences, Inc. 17,512 2,245,564
*Niagen Bioscience, Inc. 1,360 12,716
*Nurix Therapeutics, Inc. 6,567 73,944
#*Nutex Health, Inc. 805 68,272
#*Nuvalent, Inc., Class A 5,367 420,504
#*Nuvation Bio, Inc. 5,724 13,509
*Olema Pharmaceuticals, Inc. 7,464 38,365
*OmniAb Operations, Inc.-
Earnout Shares 14,361 27,430
*Omnicell, Inc. 9,797 303,805
*OptimizeRx Corp. 1,647 20,785
*Option Care Health, Inc. 30,019 881,058
*OraSure Technologies, Inc. 8,145 25,901
*Organogenesis Holdings, Inc. 22,383 103,409
Organon & Co. 49,641 481,518
#*ORIC Pharmaceuticals, Inc. 12,119 120,826
*Orthofix Medical, Inc. 7,079 78,152
*OrthoPediatrics Corp. 4,343 89,987
*Owens & Minor, Inc. 17,501 121,282
*Pacira BioSciences, Inc. 9,707 204,721
*Pediatrix Medical Group, Inc. 18,475 226,319
*Pennant Group, Inc. (The) 5,873 130,204
*Penumbra, Inc. 5,213 1,315,084
Perrigo Co. PLC 25,838 689,099
#*Personalis, Inc. 17,314 94,881
Pfizer, Inc. 804,590 18,738,901
Phibro Animal Health Corp.,
Class A 4,537 120,230
*Phreesia, Inc. 8,557 230,697
*Pliant Therapeutics, Inc. 8,277 12,084
#Premier, Inc., Class A 17,435 374,504
*Prestige Consumer Healthcare,
Inc. 9,181 678,935
*Privia Health Group, Inc. 19,344 377,595
*Progyny, Inc. 13,194 310,191
#*Protagonist Therapeutics, Inc. 7,086 381,652
*Prothena Corp. PLC 3,306 22,712
*PTC Therapeutics, Inc. 10,941 570,136
*Pulmonx Corp. 1,649 3,034
*Puma Biotechnology, Inc. 1,307 4,065
#*Quanterix Corp. 5,142 30,543
Quest Diagnostics, Inc. 22,214 3,718,846
*QuidelOrtho Corp. 16,072 369,977
*RadNet, Inc. 11,282 617,464
Regeneron Pharmaceuticals, Inc. 9,967 5,436,600
*REGENXBIO, Inc. 7,766 66,089
*Relay Therapeutics, Inc. 21,630 76,138
*Repligen Corp. 8,537 999,427
#*Replimune Group, Inc. 14,313 100,620
ResMed, Inc. 22,881 6,222,259
#*Revolution Medicines, Inc. 28,386 1,057,946
#Revvity, Inc. 22,070 1,939,953
*Rezolute, Inc. 5,766 34,308
*Rigel Pharmaceuticals, Inc. 2,334 49,154

Dimensional US Core Equity Market ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Rocket Pharmaceuticals, Inc. 7,394 $ 22,552
*Roivant Sciences, Ltd. 125,481 1,425,464
*RxSight, Inc. 4,507 35,064
*Sage Therapeutics, Inc. 778 6,753
#*Sagimet Biosciences, Inc.,
Class A 1,776 15,433
#*Sana Biotechnology, Inc. 32,475 131,848
#*Sarepta Therapeutics, Inc. 12,866 211,260
#*Schrodinger, Inc. 11,983 243,614
*Scilex Holding Co. 66 886
Select Medical Holdings Corp. 28,877 427,091
*Semler Scientific, Inc. 617 22,119
#SIGA Technologies, Inc. 18,823 124,420
Simulations Plus, Inc. 2,367 30,818
*Solid Biosciences, Inc. 2,492 17,045
*Solventum Corp. 10,036 716,169
#*Sotera Health Co. 50,617 581,589
#*STAAR Surgical Co. 8,633 154,660
STERIS PLC 17,832 4,038,770
#*Stoke Therapeutics, Inc. 8,927 114,712
Stryker Corp. 37,255 14,631,156
#*Summit Therapeutics, Inc. 26,743 705,213
*Supernus Pharmaceuticals, Inc. 10,778 378,308
*Surgery Partners, Inc. 19,974 438,429
*Surmodics, Inc. 916 32,884
*Tactile Systems Technology, Inc. 3,983 39,750
*Talkspace, Inc. 14,265 34,664
*Tango Therapeutics, Inc. 10,539 63,656
*Tectonic Therapeutic, Inc. 1,424 31,599
*Teladoc Health, Inc. 35,771 257,909
Teleflex, Inc. 7,559 903,300
*Tenet Healthcare Corp. 18,565 2,994,163
*Terns Pharmaceuticals, Inc. 13,750 80,162
#*Theravance Biopharma, Inc. 8,404 93,789
Thermo Fisher Scientific, Inc. 43,434 20,313,213
*Third Harmonic Bio, Inc. 2,139 11,508
*Tourmaline Bio, Inc. 3,273 72,431
#*TransMedics Group, Inc. 2,687 319,672
*TruBridge, Inc. 2,746 57,172
*Twist Bioscience Corp. 6,861 230,324
#*Tyra Biosciences, Inc. 682 7,454
#*UFP Technologies, Inc. 1,403 317,625
*United Therapeutics Corp. 8,819 2,422,579
UnitedHealth Group, Inc. 117,194 29,246,935
Universal Health Services, Inc.,
Class B 11,039 1,837,442
US Physical Therapy, Inc. 3,182 232,763
Utah Medical Products, Inc. 264 14,678
*Vanda Pharmaceuticals, Inc. 8,830 37,616
*Varex Imaging Corp. 7,935 57,767
*Veeva Systems, Inc., Class A 21,340 6,064,828
*Veracyte, Inc. 16,770 394,263
*Vericel Corp. 5,993 209,395
*Vertex Pharmaceuticals, Inc. 21,061 9,622,139
Viatris, Inc. 234,328 2,048,027
*Vir Biotechnology, Inc. 25,721 130,405
*Viridian Therapeutics, Inc. 16,936 296,719
#*Vor BioPharma, Inc. 18,029 37,320
Shares Value
HEALTH CARE — (Continued)
*Voyager Therapeutics, Inc. 6,671 $ 21,280
*Waters Corp. 11,707 3,380,513
West Pharmaceutical Services,
Inc. 10,381 2,483,758
*Xencor, Inc. 12,916 107,461
*Xeris Biopharma Holdings, Inc. 66 336
*Y-mAbs Therapeutics, Inc. 3,174 14,188
*Zentalis Pharmaceuticals, Inc. 285 393
Zimmer Biomet Holdings, Inc. 38,148 3,496,264
*Zimvie, Inc. 3,358 63,097
Zoetis, Inc. 77,639 11,318,990
*Zymeworks, Inc. 12,951 162,665
TOTAL HEALTH CARE 754,141,680
INDUSTRIALS — (10.6%)
3M Co. 82,420 12,298,712
A.O. Smith Corp. 22,724 1,608,632
#AAON, Inc. 12,817 1,070,220
*AAR Corp. 8,540 638,023
ABM Industries, Inc. 11,149 514,303
ACCO Brands Corp. 15,561 58,354
Acuity, Inc. 5,497 1,711,491
*ACV Auctions, Inc., Class A 22,671 322,155
#Advanced Drainage Systems,
Inc. 13,401 1,537,765
*Aebi Schmidt Holding AG 6,056 62,377
AECOM 25,037 2,822,671
#*AeroVironment, Inc. 7,015 1,877,495
*AerSale Corp. 9,085 54,873
AGCO Corp. 15,149 1,787,128
Air Lease Corp. 25,250 1,398,850
Alamo Group, Inc. 2,395 533,079
*Alaska Air Group, Inc. 26,259 1,390,677
Albany International Corp. 6,575 356,299
Alight, Inc., Class A 89,948 482,121
#*Allegiant Travel Co. 3,786 195,509
Allegion PLC 16,879 2,800,564
Allient, Inc. 2,907 117,181
Allison Transmission Holdings,
Inc. 18,830 1,696,018
Alta Equipment Group, Inc. 3,515 27,276
*Amentum Holdings, Inc. 21,170 528,615
*Ameresco, Inc., Class A 6,084 102,941
#*American Airlines Group, Inc. 109,810 1,261,717
*American Superconductor Corp. 4,854 275,950
*American Woodmark Corp. 2,852 150,044
AMETEK, Inc. 40,792 7,540,401
*API Group Corp. 72,918 2,630,152
Apogee Enterprises, Inc. 4,409 185,134
Applied Industrial Technologies,
Inc. 6,913 1,876,880
ArcBest Corp. 4,801 351,097
#*Archer Aviation, Inc., Class A 17,326 173,780
Arcosa, Inc. 9,072 779,103
Argan, Inc. 2,392 585,992
Armstrong World Industries, Inc. 8,341 1,569,526
Astec Industries, Inc. 4,251 168,595
#*Astronics Corp. 5,133 185,404
*Asure Software, Inc. 1,558 15,113

Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*ATI, Inc. 25,248 $ 1,942,581
Atkore, Inc. 7,254 558,703
Atmus Filtration Technologies,
Inc. 11,805 459,333
Automatic Data Processing, Inc. 60,009 18,572,786
*Axon Enterprise, Inc. 8,379 6,330,251
AZZ, Inc. 5,930 649,335
Barrett Business Services, Inc. 4,838 222,403
*BGSF, Inc. 114 699
#*BlackSky Technology, Inc. 2,592 49,870
*Blade Air Mobility, Inc. 13,005 51,890
*Bloom Energy Corp., Class A 30,562 1,142,713
#*Blue Bird Corp. 5,967 267,262
*BlueLinx Holdings, Inc. 1,502 110,052
*Boeing Co. (The) 93,262 20,689,242
Boise Cascade Co. 7,342 615,333
Booz Allen Hamilton Holding
Corp. 21,250 2,280,763
*Bowman Consulting Group, Ltd. 2,817 97,694
Brady Corp., Class A 10,033 708,029
*BrightView Holdings, Inc. 22,702 362,097
Brink's Co. (The) 9,297 812,000
Broadridge Financial Solutions,
Inc. 20,272 5,017,523
*Builders FirstSource, Inc. 21,764 2,766,857
BWX Technologies, Inc. 14,478 2,199,643
*Byrna Technologies, Inc. 478 10,616
#*CACI International, Inc., Class
A 4,526 2,084,540
*Cadeler A/S, ADR 2,842 59,568
#Cadre Holdings, Inc. 8,719 288,337
#Carlisle Cos., Inc. 8,565 3,038,091
Carrier Global Corp. 152,550 10,467,981
*Casella Waste Systems, Inc. 11,009 1,197,009
Caterpillar, Inc. 71,152 31,165,999
*CBIZ, Inc. 6,695 409,198
*CECO Environmental Corp. 5,185 233,066
*Centuri Holdings, Inc. 118 2,572
CH Robinson Worldwide, Inc. 23,304 2,687,417
#*Chart Industries, Inc. 9,108 1,810,944
*Cimpress PLC 4,627 255,919
Cintas Corp. 45,720 10,174,986
Civeo Corp. 1,673 41,808
#*Clarivate PLC 127,959 492,642
*Clean Harbors, Inc. 10,471 2,469,167
CNH Industrial NV 296,243 3,839,309
Columbus McKinnon Corp. 5,082 74,451
Comfort Systems USA, Inc. 7,346 5,166,442
*Commercial Vehicle Group, Inc. 3,376 5,705
#Concentrix Corp. 12,647 657,265
Concrete Pumping Holdings, Inc. 5,429 37,080
*Conduent, Inc. 33,636 89,472
#*Construction Partners, Inc.,
Class A 6,833 689,108
Copa Holdings SA, Class A 6,837 756,582
*Copart, Inc. 173,310 7,856,142
*Core & Main, Inc., Class A 32,918 2,094,902
*Costamare Bulkers Holdings,
Ltd. 4,964 44,676
Shares Value
INDUSTRIALS — (Continued)
Costamare, Inc. 24,820 $ 250,434
Covenant Logistics Group, Inc. 3,805 91,891
CRA International, Inc. 1,416 250,151
Crane Co. 10,112 1,979,626
CSG Systems International, Inc. 6,425 401,305
CSW Industrials, Inc. 2,978 772,731
CSX Corp. 403,707 14,347,747
Cummins, Inc. 26,295 9,666,568
Curtiss-Wright Corp. 6,146 3,012,892
#*Custom Truck One Source, Inc. 38,006 235,257
#*Dayforce, Inc. 27,658 1,595,037
Deere & Co. 38,899 20,397,469
Delta Air Lines, Inc. 160,471 8,538,662
Deluxe Corp. 12,846 206,821
*Distribution Solutions Group, Inc. 7,232 216,743
*DNOW, Inc. 22,136 344,436
Donaldson Co., Inc. 23,273 1,674,958
Douglas Dynamics, Inc. 5,917 169,226
Dover Corp. 24,982 4,525,239
*Driven Brands Holdings, Inc. 26,751 452,092
*Ducommun, Inc. 3,488 317,338
Dun & Bradstreet Holdings, Inc. 78,403 713,467
*DXP Enterprises, Inc. 3,151 356,882
*Dycom Industries, Inc. 5,624 1,511,787
Eastern Co. (The) 26 599
Eaton Corp. PLC 42,263 16,259,421
EMCOR Group, Inc. 8,973 5,630,468
Emerson Electric Co. 82,845 12,054,776
*Energy Recovery, Inc. 7,337 98,683
Enerpac Tool Group Corp. 10,507 404,625
EnerSys 7,711 712,265
Ennis, Inc. 5,198 92,524
Enpro, Inc. 3,790 805,034
*Enviri Corp. 20,526 184,734
Equifax, Inc. 21,781 5,232,450
Esab Corp. 10,829 1,452,927
ESCO Technologies, Inc. 4,255 824,194
*Everus Construction Group, Inc. 9,640 715,866
*ExlService Holdings, Inc. 26,466 1,149,418
Expeditors International of
Washington, Inc. 27,155 3,156,497
Exponent, Inc. 6,984 481,617
Fastenal Co. 186,201 8,589,452
Federal Signal Corp. 10,847 1,372,905
FedEx Corp. 50,143 11,206,459
Ferguson Enterprises, Inc. 40,573 9,061,168
#*First Advantage Corp. 13,664 236,251
Flowserve Corp. 23,331 1,307,469
#*Fluence Energy, Inc. 24,819 201,530
*Fluor Corp. 30,659 1,740,511
*Forrester Research, Inc. 1,766 17,201
Fortive Corp. 65,289 3,129,302
Fortune Brands Innovations, Inc. 24,102 1,314,523
*Forward Air Corp. 544 16,532
*Franklin Covey Co. 2,541 50,083
Franklin Electric Co., Inc. 7,832 735,816
*FreightCar America, Inc. 1,027 10,434
#*Frontier Group Holdings, Inc. 41,378 181,236

Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
FTAI Aviation, Ltd. 5,603 $ 771,029
#FTAI Infrastructure, Inc. 20,023 125,544
*FTI Consulting, Inc. 6,494 1,080,277
*Gates Industrial Corp. PLC 45,127 1,119,150
GATX Corp. 6,828 1,042,567
GE Vernova, Inc. 29,103 19,216,420
Genco Shipping & Trading, Ltd. 7,556 120,367
*Gencor Industries, Inc. 445 6,488
*Generac Holdings, Inc. 10,552 2,054,369
General Dynamics Corp. 26,384 8,221,518
General Electric Co. 99,751 27,040,501
Genpact, Ltd. 30,757 1,354,846
*Gibraltar Industries, Inc. 6,253 412,886
Global Industrial Co. 6,065 206,574
*GMS, Inc. 7,506 822,958
Gorman-Rupp Co. (The) 4,019 165,422
Graco, Inc. 29,849 2,506,719
*Graham Corp. 784 44,806
#Granite Construction, Inc. 7,691 726,569
*Great Lakes Dredge & Dock
Corp. 19,706 218,342
Greenbrier Cos., Inc. (The) 6,940 315,770
Griffon Corp. 8,677 705,180
#*GXO Logistics, Inc. 21,544 1,070,952
*Hayward Holdings, Inc. 41,977 645,606
*Healthcare Services Group, Inc. 14,366 186,902
#Heartland Express, Inc. 14,154 110,684
HEICO Corp. 7,511 2,454,595
HEICO Corp., Class A 13,938 3,597,258
Heidrick & Struggles International,
Inc. 3,800 169,214
Helios Technologies, Inc. 6,625 243,071
#Herc Holdings, Inc. 7,074 826,314
#*Hertz Global Holdings, Inc. 10,851 69,555
#Hexcel Corp. 12,540 751,271
Hillenbrand, Inc. 10,757 222,777
*Hillman Solutions Corp. 42,317 333,881
HNI Corp. 9,602 493,927
Honeywell International, Inc. 97,330 21,641,325
Howmet Aerospace, Inc. 61,498 11,055,495
Hub Group, Inc., Class A 12,298 430,676
Hubbell, Inc. 9,605 4,201,995
*Hudson Technologies, Inc. 5,483 51,485
Huntington Ingalls Industries, Inc. 7,362 2,052,967
*Hurco Cos., Inc. 252 4,843
*Huron Consulting Group, Inc. 3,692 487,639
#*Hyliion Holdings Corp. 28,428 42,642
Hyster-Yale, Inc. 3,823 160,604
*IBEX Holdings, Ltd. 3,820 112,957
ICF International, Inc. 3,271 274,404
IDEX Corp. 13,475 2,203,297
#*IES Holdings, Inc. 3,753 1,325,072
Illinois Tool Works, Inc. 43,298 11,082,989
Ingersoll Rand, Inc. 60,968 5,159,722
#*Innodata, Inc. 4,405 241,835
*Innovative Solutions and
Support, Inc. 172 2,673
Insperity, Inc. 7,114 423,852
Shares Value
INDUSTRIALS — (Continued)
Insteel Industries, Inc. 3,467 $ 125,159
Interface, Inc. 12,227 252,121
ITT, Inc. 13,660 2,321,654
Jacobs Solutions, Inc. 22,215 3,151,642
*Janus International Group, Inc. 29,924 256,449
JB Hunt Transport Services, Inc. 20,374 2,934,875
JBT Marel Corp. 3,944 543,483
*JELD-WEN Holding, Inc. 14,004 63,018
#*JetBlue Airways Corp. 71,996 319,662
Johnson Controls International
PLC 106,264 11,157,720
#Kadant, Inc. 2,023 673,194
Karat Packaging, Inc. 2,415 65,760
KBR, Inc. 26,847 1,254,829
Kelly Services, Inc., Class A 4,449 54,500
Kennametal, Inc. 16,942 419,484
Kforce, Inc. 4,633 161,460
*Kirby Corp. 10,279 979,691
Knight-Swift Transportation
Holdings, Inc. 29,912 1,271,260
Korn Ferry 10,473 742,222
*Kratos Defense & Security
Solutions, Inc. 24,742 1,452,355
*L.B. Foster Co., Class A 724 17,014
L3Harris Technologies, Inc. 33,011 9,072,083
#Landstar System, Inc. 6,097 813,157
*Legalzoom.com, Inc. 21,775 195,757
Leidos Holdings, Inc. 27,250 4,350,462
Lennox International, Inc. 6,763 4,118,667
Leonardo DRS, Inc. 32,548 1,353,997
*Limbach Holdings, Inc. 1,740 238,380
Lincoln Electric Holdings, Inc. 10,963 2,669,490
Lindsay Corp. 2,139 291,995
*Liquidity Services, Inc. 5,126 122,409
*Loar Holdings, Inc. 3,529 260,828
Lockheed Martin Corp. 32,808 13,811,512
LSI Industries, Inc. 4,955 90,677
Luxfer Holdings PLC 2,190 26,324
*Lyft, Inc., Class A 49,917 701,833
*Manitowoc Co., Inc. (The) 4,897 62,437
ManpowerGroup, Inc. 8,181 337,466
Marten Transport, Ltd. 16,309 198,317
Masco Corp. 36,119 2,460,787
*MasTec, Inc. 14,127 2,672,970
*Masterbrand, Inc. 28,161 310,616
*Matrix Service Co. 4,551 69,539
Matson, Inc. 6,895 736,248
Maximus, Inc. 11,619 858,179
*Mayville Engineering Co., Inc. 1,984 33,272
McGrath RentCorp 4,913 613,093
*Mercury Systems, Inc. 12,627 664,054
*Middleby Corp. (The) 10,598 1,538,830
Miller Industries, Inc. 2,260 92,095
MillerKnoll, Inc. 12,773 242,432
*Mistras Group, Inc. 2,208 17,532
#*Montrose Environmental Group,
Inc. 4,924 111,726
Moog, Inc., Class A 4,810 931,120

Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*MRC Global, Inc. 16,462 $ 241,662
#MSA Safety, Inc. 7,468 1,328,333
MSC Industrial Direct Co., Inc. 9,869 854,853
Mueller Industries, Inc. 22,290 1,902,897
Mueller Water Products, Inc.,
Class A 26,759 662,553
*MYR Group, Inc. 2,515 486,653
National Presto Industries, Inc. 1,455 140,335
#*Net Power, Inc. 11,660 33,581
*NEXTracker, Inc., Class A 31,170 1,815,964
NL Industries, Inc. 8 49
Nordson Corp. 9,923 2,125,606
Norfolk Southern Corp. 43,653 12,135,534
Northrop Grumman Corp. 22,207 12,804,778
*NPK International, Inc. 14,815 133,631
*NuScale Power Corp. 40 2,008
*NV5 Global, Inc. 16,138 362,298
nVent Electric PLC 28,202 2,211,601
*NWPX Infrastructure, Inc. 1,709 71,402
Old Dominion Freight Line, Inc. 36,778 5,489,117
*OPENLANE, Inc. 21,226 523,009
*Orion Group Holdings, Inc. 7,282 53,960
Oshkosh Corp. 12,900 1,632,237
Otis Worldwide Corp. 65,232 5,589,730
Owens Corning 19,345 2,697,273
PACCAR, Inc. 99,542 9,830,768
*PAMT Corp. 226 2,561
Pangaea Logistics Solutions, Ltd. 4,973 24,219
Park Aerospace Corp. 1,560 28,111
Parker-Hannifin Corp. 14,570 10,663,783
Park-Ohio Holdings Corp. 1,310 21,484
*Parsons Corp. 18,503 1,372,923
Paychex, Inc. 63,039 9,098,419
#Paycom Software, Inc. 10,572 2,447,841
*Paylocity Holding Corp. 8,744 1,616,591
Pentair PLC 29,868 3,052,510
#*Perma-Fix Environmental
Services, Inc. 8 92
Pitney Bowes, Inc. 24,090 273,662
*Planet Labs PBC 54,283 339,269
#*Plug Power, Inc. 2,126 3,189
#Powell Industries, Inc. 2,720 644,912
Preformed Line Products Co. 1,003 154,793
Primoris Services Corp. 10,326 972,399
*Proto Labs, Inc. 4,486 193,436
Quad/Graphics, Inc. 1,318 7,025
Quanex Building Products Corp. 5,064 98,647
Quanta Services, Inc. 23,216 9,428,714
#*Quest Resource Holding Corp. 8 16
*Radiant Logistics, Inc. 3,873 22,889
*RBC Bearings, Inc. 5,204 2,015,717
*RCM Technologies, Inc. 232 5,594
Regal Rexnord Corp. 12,564 1,920,784
Republic Services, Inc. 27,382 6,315,658
*Resideo Technologies, Inc. 28,005 764,537
Resources Connection, Inc. 3,513 17,776
REV Group, Inc. 10,561 523,298
Robert Half, Inc. 16,372 604,291
Shares Value
INDUSTRIALS — (Continued)
#*Rocket Lab Corp. 57,471 $ 2,639,068
Rockwell Automation, Inc. 19,944 7,014,504
Rollins, Inc. 78,906 4,518,947
RTX Corp. 164,939 25,989,438
Rush Enterprises, Inc., Class A 13,682 740,743
Rush Enterprises, Inc., Class B 2,020 109,706
*RXO, Inc. 15,272 235,952
Ryder System, Inc. 10,270 1,825,082
*Saia, Inc. 4,446 1,343,759
#Schneider National, Inc., Class B 15,402 376,579
Science Applications International
Corp. 9,599 1,070,097
Sensata Technologies Holding
PLC 29,706 913,757
*Shoals Technologies Group, Inc.,
Class A 10,627 57,280
Simpson Manufacturing Co., Inc. 7,329 1,315,042
*SiteOne Landscape Supply, Inc. 7,941 1,094,508
*Skillsoft Corp. 743 10,595
*SkyWest, Inc. 7,956 922,578
Snap-on, Inc. 9,572 3,074,431
#Southwest Airlines Co. 115,912 3,585,158
*SPX Technologies, Inc. 9,354 1,706,076
SS&C Technologies Holdings,
Inc. 45,058 3,851,558
Standex International Corp. 2,783 458,471
Stanley Black & Decker, Inc. 29,605 2,002,778
Steelcase, Inc., Class A 19,656 203,046
#*Sterling Infrastructure, Inc. 5,159 1,380,497
*Sun Country Airlines Holdings,
Inc. 10,259 118,902
#*Sunrun, Inc. 38,209 392,024
*Symbotic, Inc. 3,129 168,810
*TaskUS, Inc., Class A 5,494 93,838
#Tecnoglass, Inc. 8,416 656,700
Tennant Co. 3,600 297,144
Terex Corp. 13,564 689,865
Tetra Tech, Inc. 47,827 1,757,164
Textron, Inc. 33,952 2,640,447
*Thermon Group Holdings, Inc. 6,309 178,419
Timken Co. (The) 14,592 1,110,305
*Titan International, Inc. 10,174 86,072
*Titan Machinery, Inc. 3,486 67,350
Toro Co. (The) 19,069 1,415,873
Trane Technologies PLC 28,883 12,653,065
*Transcat, Inc. 1,843 140,860
TransDigm Group, Inc. 6,610 10,631,921
TransUnion 36,178 3,443,784
#*Trex Co., Inc. 17,007 1,092,530
TriNet Group, Inc. 9,141 619,851
Trinity Industries, Inc. 21,713 505,913
*TrueBlue, Inc. 3,733 26,952
*TTEC Holdings, Inc. 5,252 26,155
*Tutor Perini Corp. 11,749 565,714
Twin Disc, Inc. 8 69
*Uber Technologies, Inc. 203,775 17,881,256
UFP Industries, Inc. 12,115 1,187,270
U-Haul Holding Co. 32,662 1,698,424
*U-Haul Holding Co. 3,487 201,758

Dimensional US Core Equity Market ETF
continued
Shares Value
INDUSTRIALS — (Continued)
UL Solutions, Inc., Class A 5,968 $ 436,380
*Ultralife Corp. 206 1,642
UniFirst Corp. 2,625 448,954
Union Pacific Corp. 89,600 19,888,512
*United Airlines Holdings, Inc. 80,818 7,137,038
United Parcel Service, Inc., Class
B 138,189 11,906,364
United Rentals, Inc. 14,083 12,434,444
#Universal Logistics Holdings,
Inc. 3,527 84,401
*Upwork, Inc. 31,111 372,088
*V2X, Inc. 6,695 317,209
Valmont Industries, Inc. 3,919 1,426,320
Veralto Corp. 43,340 4,543,332
Verisk Analytics, Inc. 23,366 6,512,338
*Verra Mobility Corp. 30,313 765,706
Vertiv Holdings Co., Class A 65,656 9,559,514
Vestis Corp. 25,022 151,633
*Vicor Corp. 5,248 233,221
#Virco Mfg. Corp. 432 3,344
#VSE Corp. 3,510 549,455
Wabash National Corp. 7,286 72,569
Waste Management, Inc. 60,931 13,962,948
Watsco, Inc. 5,584 2,517,714
Watts Water Technologies, Inc.,
Class A 5,103 1,338,619
#Werner Enterprises, Inc. 13,720 380,318
WESCO International, Inc. 9,995 2,068,565
Westinghouse Air Brake
Technologies Corp. 30,887 5,931,848
*Willdan Group, Inc. 2,460 209,838
Willis Lease Finance Corp. 1,804 255,410
#WillScot Holdings Corp. 35,437 1,040,076
Woodward, Inc. 12,138 3,120,437
Worthington Enterprises, Inc. 8,087 501,151
WW Grainger, Inc. 8,407 8,739,413
#*Xometry, Inc., Class A 8,249 266,773
#*XPO, Inc. 23,193 2,789,886
Xylem, Inc. 36,697 5,307,120
Zurn Elkay Water Solutions Corp. 28,774 1,273,250
TOTAL INDUSTRIALS 956,103,503
INFORMATION TECHNOLOGY — (30.3%)
*908 Devices, Inc. 2,718 17,803
A10 Networks, Inc. 16,426 302,567
Accenture PLC, Class A 88,240 23,568,904
*ACI Worldwide, Inc. 18,797 800,000
Adeia, Inc. 21,752 281,688
*Adobe, Inc. 55,425 19,824,968
*ADTRAN Holdings, Inc. 8,779 81,557
Advanced Energy Industries, Inc. 6,067 842,828
*Advanced Micro Devices, Inc. 155,497 27,415,676
#*Aehr Test Systems 2,455 41,490
*Aeva Technologies, Inc. 884 16,478
*Agilysys, Inc. 2,496 284,744
*Akamai Technologies, Inc. 30,429 2,322,037
*Alarm.com Holdings, Inc. 7,597 415,024
#*Alkami Technology, Inc. 12,342 275,103
*Allegro MicroSystems, Inc. 29,375 922,669
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Alpha & Omega Semiconductor,
Ltd. 5,654 $ 144,007
*Ambarella, Inc. 1,748 115,525
Amdocs, Ltd. 21,266 1,815,266
Amkor Technology, Inc. 45,851 1,034,399
Amphenol Corp., Class A 153,218 16,319,249
*Amtech Systems, Inc. 8 38
Analog Devices, Inc. 58,005 13,029,663
*Appfolio, Inc., Class A 3,214 859,359
Apple, Inc. 2,191,509 454,891,523
Applied Materials, Inc. 102,139 18,391,148
#*Applied Optoelectronics, Inc. 5,148 117,735
*AppLovin Corp., Class A 39,633 15,484,613
*Arista Networks, Inc. 102,725 12,657,775
*Arrow Electronics, Inc. 10,158 1,178,328
*ASGN, Inc. 8,349 418,619
*Astera Labs, Inc. 18,725 2,560,269
*Atlassian Corp., Class A 11,846 2,271,826
#*Aurora Innovation, Inc. 263,981 1,533,730
*Autodesk, Inc. 38,695 11,728,841
*AvePoint, Inc. 20,338 388,049
*Aviat Networks, Inc. 1,475 31,860
Avnet, Inc. 15,600 825,864
*Axcelis Technologies, Inc. 4,778 323,423
Badger Meter, Inc. 4,198 792,414
Bel Fuse, Inc., Class B 2,301 299,222
Belden, Inc. 7,310 903,882
Benchmark Electronics, Inc. 8,404 323,554
#Bentley Systems, Inc., Class B 42,086 2,440,146
*BILL Holdings, Inc. 19,996 856,829
#*BK Technologies Corp. 2 78
*Blackbaud, Inc. 8,845 596,330
*BlackLine, Inc. 7,760 417,333
*Box, Inc., Class A 24,111 773,963
*Braze, Inc., Class A 1,647 45,902
Broadcom, Inc. 587,294 172,488,248
#*C3.ai, Inc., Class A 20,721 488,187
*Cadence Design Systems, Inc. 31,223 11,382,969
*Calix, Inc. 10,360 587,308
#*CCC Intelligent Solutions
Holdings, Inc. 109,879 1,062,530
CDW Corp. 27,017 4,711,224
#*Cerence, Inc. 9,562 82,233
*CEVA, Inc. 4,304 91,976
*Ciena Corp. 24,182 2,245,057
#*Cipher Mining, Inc. 70,189 383,232
*Cirrus Logic, Inc. 10,586 1,066,116
Cisco Systems, Inc. 525,077 35,747,242
#Clear Secure, Inc., Class A 16,892 496,794
*Clearfield, Inc. 2,472 108,298
*Clearwater Analytics Holdings,
Inc., Class A 3,563 72,186
Climb Global Solutions, Inc. 1,052 124,136
*Cloudflare, Inc., Class A 24,483 5,084,629
Cognex Corp. 26,658 1,086,847
Cognizant Technology Solutions
Corp., Class A 99,679 7,152,965
*Coherent Corp. 30,830 3,317,308

Dimensional US Core Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Cohu, Inc. 8,887 $ 158,722
*CommScope Holding Co., Inc. 17,236 141,335
*Commvault Systems, Inc. 5,409 1,027,440
*Consensus Cloud Solutions, Inc. 2,479 50,026
Corning, Inc. 161,438 10,209,339
*Corsair Gaming, Inc. 20,821 188,638
#Crane NXT Co. 11,119 659,801
*Credo Technology Group
Holding, Ltd. 24,713 2,756,735
*Crowdstrike Holdings, Inc., Class
A 14,018 6,372,162
*CS Disco, Inc. 6,495 25,785
CTS Corp. 6,014 235,689
#*Daily Journal Corp. 261 104,290
*Daktronics, Inc. 10,293 166,952
*Datadog, Inc., Class A 35,703 4,997,706
Dell Technologies, Inc., Class C 37,962 5,037,178
*Diebold Nixdorf, Inc. 7,834 440,976
*Digi International, Inc. 8,793 286,740
*Digital Turbine, Inc. 17,909 97,604
#*DigitalOcean Holdings, Inc. 15,057 419,488
*Diodes, Inc. 7,821 386,123
*Docusign, Inc. 29,218 2,210,050
Dolby Laboratories, Inc., Class A 11,311 852,171
*Dropbox, Inc., Class A 37,420 1,016,701
*DXC Technology Co. 47,194 642,310
*Dynatrace, Inc. 53,960 2,838,836
*E2open Parent Holdings, Inc. 48,899 161,367
#*Eastman Kodak Co. 14,625 97,987
*Elastic NV 10,999 920,616
#*Enphase Energy, Inc. 8,912 288,392
#Entegris, Inc. 23,951 1,879,195
*EPAM Systems, Inc. 11,050 1,742,696
*ePlus, Inc. 6,214 402,543
*EverCommerce, Inc. 300 3,219
*Evolv Technologies Holdings,
Inc. 2,207 14,467
*Expensify, Inc., Class A 11,954 24,267
*F5, Inc. 10,856 3,402,488
*Fabrinet 6,808 2,203,954
*Fair Isaac Corp. 4,207 6,044,281
*Fastly, Inc., Class A 32,752 222,386
*First Solar, Inc. 19,671 3,437,114
#*Five9, Inc. 7,562 195,326
*Flex, Ltd. 71,243 3,552,888
*FormFactor, Inc. 12,900 366,489
*Fortinet, Inc. 106,540 10,643,346
*Freshworks, Inc., Class A 38,087 494,750
*Gartner, Inc. 14,054 4,759,387
Gen Digital, Inc. 126,677 3,735,705
#*GlobalFoundries, Inc. 37,471 1,401,041
#*Globant SA 7,472 629,591
*GoDaddy, Inc., Class A 24,537 3,964,688
*Grid Dynamics Holdings, Inc. 16,711 158,587
*Guidewire Software, Inc. 11,985 2,711,247
Hackett Group, Inc. (The) 4,656 108,904
*Harmonic, Inc. 24,295 206,750
Hewlett Packard Enterprise Co. 280,806 5,809,876
Shares Value
INFORMATION TECHNOLOGY — (Continued)
HP, Inc. 162,116 $ 4,020,477
*HubSpot, Inc. 5,853 3,041,511
#*I3 Verticals, Inc., Class A 5,853 163,767
*Ichor Holdings, Ltd. 6,496 128,556
*Identiv, Inc. 736 2,672
#*indie Semiconductor, Inc.,
Class A 24,036 93,981
*Informatica, Inc., Class A 38,668 955,100
Information Services Group, Inc. 8 34
#*Insight Enterprises, Inc. 5,596 663,574
*Intapp, Inc. 2,436 97,562
Intel Corp. 448,159 8,873,548
#InterDigital, Inc. 6,095 1,573,729
International Business Machines
Corp. 147,187 37,260,389
*inTEST Corp. 330 2,307
Intuit, Inc. 31,066 24,390,849
#*IonQ, Inc. 43,421 1,731,195
*IPG Photonics Corp. 7,485 560,552
*Itron, Inc. 8,639 1,075,901
Jabil, Inc. 21,418 4,779,855
*Jamf Holding Corp. 25,846 205,217
*JFrog, Ltd. 18,602 807,513
*Keysight Technologies, Inc. 32,348 5,302,161
*Kimball Electronics, Inc. 4,216 79,092
KLA Corp. 19,001 16,702,449
*Klaviyo, Inc., Class A 14,150 440,065
*Knowles Corp. 20,623 418,853
Kulicke & Soffa Industries, Inc. 9,656 316,331
*Kyndryl Holdings, Inc. 49,677 1,876,300
Lam Research Corp. 168,952 16,023,408
*Lantronix, Inc. 1,143 3,669
#*Lattice Semiconductor Corp. 12,562 625,964
#*Life360, Inc. 5,689 435,721
Littelfuse, Inc. 4,490 1,155,412
*LiveRamp Holdings, Inc. 16,370 537,263
*Lumentum Holdings, Inc. 9,416 1,036,513
*MACOM Technology Solutions
Holdings, Inc. 10,605 1,454,370
*Magnachip Semiconductor Corp. 2,853 11,697
*Manhattan Associates, Inc. 11,127 2,444,157
Marvell Technology, Inc. 138,058 11,095,721
*MaxLinear, Inc. 16,777 265,412
*Meridianlink, Inc. 12,509 199,894
Methode Electronics, Inc. 4,862 31,895
#Microchip Technology, Inc. 73,401 4,961,174
Micron Technology, Inc. 147,695 16,119,432
Microsoft Corp. 1,014,256 541,105,576
*Mirion Technologies, Inc. 42,793 956,424
*Mitek Systems, Inc. 8,171 73,702
MKS, Inc. 12,173 1,158,626
*MongoDB, Inc. 9,179 2,183,592
Monolithic Power Systems, Inc. 7,018 4,991,482
Motorola Solutions, Inc. 26,611 11,681,697
*N-able, Inc. 33,902 273,928
Napco Security Technologies, Inc. 6,763 206,474
#*Navitas Semiconductor Corp. 24,855 182,187
#*nCino, Inc. 20,152 562,745

Dimensional US Core Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*NCR Voyix Corp. 34,473 $ 469,522
NetApp, Inc. 39,855 4,150,101
*NETGEAR, Inc. 6,135 142,639
*NetScout Systems, Inc. 17,021 364,590
*NetSol Technologies, Inc. 16 65
*nLight, Inc. 8,584 180,350
*Novanta, Inc. 6,003 738,489
*Nutanix, Inc., Class A 46,263 3,477,590
NVE Corp. 778 49,271
NVIDIA Corp. 3,623,710 644,549,298
NXP Semiconductors NV 49,851 10,656,648
*Okta, Inc. 33,208 3,247,742
*Olo, Inc., Class A 27,206 285,119
*ON Semiconductor Corp. 76,039 4,285,558
*ON24, Inc. 2,669 13,238
*One Stop Systems, Inc. 16 86
OneSpan, Inc. 6,193 91,347
*Onto Innovation, Inc. 7,952 753,452
Oracle Corp. 246,958 62,670,532
#*OSI Systems, Inc. 3,047 673,417
*Ouster, Inc. 8,909 208,292
*Palantir Technologies, Inc.,
Class A 157,275 24,904,496
*Palo Alto Networks, Inc. 62,496 10,849,306
#*PAR Technology Corp. 6,098 370,636
PC Connection, Inc. 5,521 340,038
*PDF Solutions, Inc. 6,153 136,781
#Pegasystems, Inc. 27,456 1,611,942
#*Penguin Solutions, Inc. 12,836 302,545
*Photronics, Inc. 16,193 329,689
*Plexus Corp. 5,046 643,365
Power Integrations, Inc. 8,776 425,812
*Powerfleet, Inc. 26,402 107,192
#*Procore Technologies, Inc. 19,540 1,399,650
#Progress Software Corp. 9,287 446,519
*PTC, Inc. 17,379 3,733,183
*Pure Storage, Inc., Class A 46,515 2,768,573
*Q2 Holdings, Inc. 8,300 673,960
*Qorvo, Inc. 14,236 1,190,130
QUALCOMM, Inc. 196,031 28,769,510
*Qualys, Inc. 5,868 780,855
*QuickLogic Corp. 16 101
*Ralliant Corp. 19,899 909,782
*Rambus, Inc. 20,674 1,528,429
Red Violet, Inc. 1,494 66,229
ReposiTrak, Inc. 8 132
*Ribbon Communications, Inc. 33,051 124,272
Richardson Electronics, Ltd. 1,256 12,660
*RingCentral, Inc., Class A 12,912 329,127
#*Riot Platforms, Inc. 27,673 371,095
*Rogers Corp. 3,956 259,434
Roper Technologies, Inc. 17,137 9,432,205
Salesforce, Inc. 110,483 28,541,073
*Samsara, Inc., Class A 45,891 1,745,235
*Sandisk Corp. 18,435 791,230
*Sanmina Corp. 10,500 1,218,420
#Sapiens International Corp. NV 10,828 296,795
*ScanSource, Inc. 4,852 188,452
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Seagate Technology Holdings
PLC 36,287 $ 5,697,422
*SEMrush Holdings, Inc., Class A 17,357 155,519
*Semtech Corp. 4,116 210,328
*SentinelOne, Inc., Class A 43,975 806,502
*ServiceNow, Inc. 20,358 19,200,037
*Silicon Laboratories, Inc. 5,116 674,135
*SiTime Corp. 3,180 645,063
#*SkyWater Technology, Inc. 4,239 37,939
#Skyworks Solutions, Inc. 27,653 1,895,337
*Snowflake, Inc. 38,144 8,525,184
*Sprinklr, Inc., Class A 22,219 200,193
*SPS Commerce, Inc. 5,580 607,467
*Stratasys, Ltd. 4,228 45,789
*Synaptics, Inc. 6,165 386,546
*Synopsys, Inc. 18,577 11,767,972
TD SYNNEX Corp. 16,648 2,403,805
TE Connectivity PLC 56,141 11,551,011
*Teledyne Technologies, Inc. 9,244 5,093,629
*Telos Corp. 5,878 15,106
*Tenable Holdings, Inc. 6,378 199,695
*Teradata Corp. 15,734 329,313
Teradyne, Inc. 28,838 3,098,066
#*Terawulf, Inc. 25,045 129,232
Texas Instruments, Inc. 118,490 21,453,799
*Trimble, Inc. 43,030 3,609,787
*TTM Technologies, Inc. 19,033 899,309
*Turtle Beach Corp. 3,341 48,578
*Twilio, Inc., Class A 30,655 3,954,495
*Tyler Technologies, Inc. 5,587 3,265,937
*UiPath, Inc., Class A 66,545 781,904
*Ultra Clean Holdings, Inc. 8,958 201,734
*Unisys Corp. 10,691 44,154
*Unity Software, Inc. 71,977 2,401,153
#Universal Display Corp. 8,237 1,189,423
*Veeco Instruments, Inc. 10,639 221,078
*Verint Systems, Inc. 12,236 260,382
VeriSign, Inc. 15,984 4,297,618
#*Vertex, Inc., Class A 12,254 406,465
*Viasat, Inc. 24,546 403,291
*Viavi Solutions, Inc. 38,993 391,880
Vishay Intertechnology, Inc. 27,255 446,709
*Vishay Precision Group, Inc. 1,464 38,825
Vontier Corp. 34,368 1,425,241
#Western Digital Corp. 69,808 5,493,192
*Workday, Inc., Class A 27,569 6,323,777
#Xerox Holdings Corp. 20,651 83,637
*Xperi, Inc. 7,490 45,090
*Yext, Inc. 19,245 156,269
*Zebra Technologies Corp. 9,495 3,218,995
*Zoom Communications, Inc. 52,209 3,866,076
*Zscaler, Inc. 17,260 4,928,766
TOTAL INFORMATION
TECHNOLOGY 2,731,150,855
MATERIALS — (2.5%)
AdvanSix, Inc. 4,850 97,582
Air Products and Chemicals, Inc. 39,714 11,432,866
#Albemarle Corp. 3,895 264,276

Dimensional US Core Equity Market ETF
continued
Shares Value
MATERIALS — (Continued)
Alcoa Corp. 50,091 $ 1,501,227
*Alpha Metallurgical Resources,
Inc. 2,546 300,606
Amcor PLC 460,318 4,303,973
*American Vanguard Corp. 690 2,663
AptarGroup, Inc. 11,948 1,877,509
Ardagh Metal Packaging SA 49,899 197,600
#*Arq, Inc. 5,413 28,960
Ashland, Inc. 7,859 405,210
*Aspen Aerogels, Inc. 16,530 126,620
Avery Dennison Corp. 16,187 2,715,693
Avient Corp. 17,447 550,802
*Axalta Coating Systems, Ltd. 47,875 1,355,820
Balchem Corp. 5,249 800,315
Ball Corp. 52,988 3,034,093
Cabot Corp. 11,198 808,272
Caledonia Mining Corp. PLC 1,562 30,756
Carpenter Technology Corp. 8,726 2,176,177
Celanese Corp. 17,342 905,773
*Century Aluminum Co. 19,107 404,686
CF Industries Holdings, Inc. 32,612 3,027,372
#Chemours Co. (The) 26,976 323,172
*Clearwater Paper Corp. 2,239 50,512
*Cleveland-Cliffs, Inc. 75,276 791,904
*Coeur Mining, Inc. 68,282 593,371
Commercial Metals Co. 20,611 1,068,886
*Compass Minerals International,
Inc. 4,000 79,720
Corteva, Inc. 119,460 8,616,650
CRH PLC 120,331 11,485,594
Crown Holdings, Inc. 25,033 2,487,279
Dow, Inc. 113,687 2,647,770
DuPont de Nemours, Inc. 71,524 5,142,576
#Eagle Materials, Inc. 7,455 1,672,082
Eastman Chemical Co. 22,748 1,651,732
Ecolab, Inc. 32,274 8,448,042
*Ecovyst, Inc. 24,073 207,269
Element Solutions, Inc. 44,946 1,060,726
Ferroglobe PLC 18,748 79,304
#*Flotek Industries, Inc. 4,236 51,044
FMC Corp. 18,849 735,865
Fortitude Gold Corp. 4 14
Freeport-McMoRan, Inc. 257,026 10,342,726
#Graphic Packaging Holding Co. 73,555 1,644,690
Greif, Inc., Class A 8,093 513,339
Greif, Inc., Class B 657 43,132
Hawkins, Inc. 4,021 656,549
HB Fuller Co. 9,934 558,291
Hecla Mining Co. 114,996 660,077
Huntsman Corp. 27,051 262,395
*Ingevity Corp. 7,410 309,664
Innospec, Inc. 4,651 371,615
International Flavors &
Fragrances, Inc. 48,139 3,419,313
#International Paper Co. 92,429 4,320,131
*Intrepid Potash, Inc. 2,151 71,585
*James Hardie Industries PLC 24,023 623,157
Kaiser Aluminum Corp. 3,396 262,545
Shares Value
MATERIALS — (Continued)
*Knife River Corp. 9,739 $ 803,273
Koppers Holdings, Inc. 3,483 114,451
Kronos Worldwide, Inc. 9,326 49,894
Linde PLC 62,170 28,614,364
Louisiana-Pacific Corp. 14,130 1,277,493
*LSB Industries, Inc. 14,187 109,665
LyondellBasell Industries NV,
Class A 60,722 3,517,625
Martin Marietta Materials, Inc. 10,877 6,252,970
Materion Corp. 4,565 480,694
Mativ Holdings, Inc. 8,931 59,123
#*McEwen, Inc. 10,294 104,587
Mercer International, Inc. 9,542 35,401
*Metallus, Inc. 7,078 111,832
Minerals Technologies, Inc. 6,017 349,889
Mosaic Co. (The) 61,955 2,231,000
#*MP Materials Corp. 25,270 1,554,105
Myers Industries, Inc. 4,541 66,526
NewMarket Corp. 1,838 1,262,706
Newmont Corp. 220,065 13,666,036
Nucor Corp. 39,796 5,693,614
*O-I Glass, Inc. 33,999 442,327
Olin Corp. 20,058 379,899
Olympic Steel, Inc. 1,571 48,858
Orion SA 12,954 125,654
Packaging Corp. of America 17,981 3,483,819
*Perimeter Solutions, Inc. 35,015 564,792
PPG Industries, Inc. 44,056 4,647,908
#Quaker Chemical Corp. 2,708 309,849
#Ramaco Resources, Inc., Class
A 5,868 119,414
Ramaco Resources, Inc., Class B 1,330 18,061
*Ranpak Holdings Corp. 14,657 53,498
*Rayonier Advanced Materials,
Inc. 11,014 42,294
Reliance, Inc. 10,233 2,968,900
Royal Gold, Inc. 11,859 1,795,690
RPM International, Inc. 25,385 2,980,453
Ryerson Holding Corp. 5,635 116,081
Scotts Miracle-Gro Co. (The) 9,003 564,128
Sealed Air Corp. 30,153 882,578
Sensient Technologies Corp. 7,239 812,867
Sherwin-Williams Co. (The) 36,934 12,220,722
Silgan Holdings, Inc. 19,867 924,412
Smurfit WestRock PLC 99,192 4,402,141
Sonoco Products Co. 17,976 810,178
Southern Copper Corp. 13,134 1,236,697
Steel Dynamics, Inc. 29,984 3,824,759
Stepan Co. 3,674 186,529
SunCoke Energy, Inc. 20,624 152,411
Sylvamo Corp. 11,096 511,193
TriMas Corp. 8,960 320,141
Tronox Holdings PLC 31,095 99,193
United States Lime & Minerals,
Inc. 4,401 438,252
Vulcan Materials Co. 23,814 6,540,991
Warrior Met Coal, Inc. 8,622 442,998
#Westlake Corp. 14,602 1,157,939

Dimensional US Core Equity Market ETF
continued
Shares Value
MATERIALS — (Continued)
Worthington Steel, Inc. 12,072 $ 368,437
TOTAL MATERIALS 227,950,883
REAL ESTATE — (0.3%)
*Anywhere Real Estate, Inc. 13,803 63,770
*CBRE Group, Inc., Class A 52,675 8,203,604
*Compass, Inc., Class A 69,123 548,837
#*CoStar Group, Inc. 66,024 6,284,825
*Cushman & Wakefield PLC 45,699 557,071
*Douglas Elliman, Inc. 7,109 19,550
#eXp World Holdings, Inc. 14,040 151,351
*Five Point Holdings LLC, Class A 12,527 66,769
*Forestar Group, Inc. 9,401 233,145
*FRP Holdings, Inc. 3,218 84,955
#*Howard Hughes Holdings, Inc. 8,814 605,786
*Jones Lang LaSalle, Inc. 9,343 2,525,973
Kennedy-Wilson Holdings, Inc. 27,821 203,650
Marcus & Millichap, Inc. 8,433 262,772
*Maui Land & Pineapple Co., Inc. 8 136
Newmark Group, Inc., Class A 30,702 465,749
RMR Group, Inc. (The), Class A 2,445 39,267
#*Seaport Entertainment Group,
Inc. 1,852 42,726
St. Joe Co. (The) 8,330 420,665
*Stratus Properties, Inc. 41 653
*Tejon Ranch Co. 4,481 80,479
*Zillow Group, Inc., Class A 10,424 800,042
*Zillow Group, Inc., Class C 29,437 2,341,713
TOTAL REAL ESTATE 24,003,488
UTILITIES — (2.5%)
#AES Corp. (The) 102,109 1,342,733
ALLETE, Inc. 6,392 421,425
Alliant Energy Corp. 43,358 2,818,704
#Ameren Corp. 45,134 4,564,401
American Electric Power Co., Inc. 92,755 10,494,301
American States Water Co. 6,782 499,087
American Water Works Co., Inc. 32,183 4,513,344
Artesian Resources Corp., Class
A 713 23,279
Atmos Energy Corp. 25,370 3,955,690
Avista Corp. 13,847 516,493
Black Hills Corp. 12,750 736,695
#Brookfield Renewable Corp. 3,053 111,831
California Water Service Group 10,331 469,751
CenterPoint Energy, Inc. 113,152 4,392,561
Chesapeake Utilities Corp. 3,939 472,207
Clearway Energy, Inc., Class A 6,826 210,104
Clearway Energy, Inc., Class C 13,337 435,186
CMS Energy Corp. 51,167 3,776,125
Consolidated Edison, Inc. 58,938 6,100,083
Consolidated Water Co., Ltd.,
Class OR 2,718 79,067
Constellation Energy Corp. 37,864 13,170,614
Dominion Energy, Inc. 143,519 8,388,686
DTE Energy Co. 34,085 4,717,705
Duke Energy Corp. 95,539 11,621,364
Edison International 64,469 3,360,124
Entergy Corp. 72,270 6,535,376
Essential Utilities, Inc. 49,024 1,804,083
Shares Value
UTILITIES — (Continued)
Evergy, Inc. 38,599 $ 2,732,809
Eversource Energy 63,366 4,188,493
#Exelon Corp. 167,528 7,528,708
FirstEnergy Corp. 98,684 4,214,794
Genie Energy, Ltd., Class B 4,722 95,951
H2O America 6,395 308,815
*Hallador Energy Co. 10,503 185,273
*Hawaiian Electric Industries, Inc. 28,360 304,019
#IDACORP, Inc. 9,248 1,159,052
MDU Resources Group, Inc. 37,715 650,584
MGE Energy, Inc. 6,048 513,717
Middlesex Water Co. 3,382 174,511
#*Montauk Renewables, Inc. 14,747 32,001
National Fuel Gas Co. 15,589 1,352,969
New Jersey Resources Corp. 20,351 934,314
NextEra Energy, Inc. 252,911 17,971,856
NiSource, Inc. 78,912 3,349,814
Northwest Natural Holding Co. 7,623 304,310
Northwestern Energy Group, Inc. 10,653 572,066
NRG Energy, Inc. 36,469 6,097,617
#OGE Energy Corp. 34,304 1,558,088
#ONE Gas, Inc. 10,667 775,491
Ormat Technologies, Inc. 10,977 981,454
Otter Tail Corp. 7,442 574,374
PG&E Corp. 362,510 5,082,390
#Pinnacle West Capital Corp. 20,028 1,814,937
Portland General Electric Co. 18,776 772,069
PPL Corp. 118,528 4,230,264
Public Service Enterprise Group,
Inc. 82,783 7,433,086
*Pure Cycle Corp. 1,668 16,346
Sempra 108,435 8,856,971
Southern Co. (The) 137,050 12,948,484
Southwest Gas Holdings, Inc. 12,656 988,940
Spire, Inc. 10,027 746,711
*Talen Energy Corp. 1,132 427,409
TXNM Energy, Inc. 15,680 890,467
UGI Corp. 38,386 1,388,805
Unitil Corp. 2,421 124,875
Vistra Corp. 64,644 13,480,860
#WEC Energy Group, Inc. 52,711 5,749,716
Xcel Energy, Inc. 96,540 7,089,898
York Water Co. (The) 1,538 46,540
TOTAL UTILITIES 224,180,867
TOTAL COMMON STOCKS 8,779,340,961
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. CVR 01/02/26 1,507 23,524
*<Albireo Pharma, Inc. CVR
03/02/26 1,266 7,786
*<Mirati Therapeutics CVR 6,686 20,526
*OmniAb, Inc.- Vesting 12.5 666 –
*OmniAb, Inc.- Vesting 15 666 –
*Poseida Therapeutics, Inc. CVR 5,794 2,897
*Verve Therapeutics, Inc. CVR 12,655 7,973
TOTAL HEALTH CARE 62,706

Dimensional US Core Equity Market ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 1,017 $ 9,153
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 9,429 2,511
TOTAL RIGHTS/WARRANTS 74,370
TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $6,432,079,701) 8,779,415,331
SECURITIES LENDING COLLATERAL — (2.7%)
@§The DFA Short Term
Investment Fund 20,826,419 240,899,193
TOTAL INVESTMENTS — ( 100.0% )
(Cost $6,672,978,894) $ 9,020,314,524
As of July 31, 2025 , Dimensional US Core Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 56 09/19/25 $ 16,906,592 $ 17,847,900 $ 941,308
Total Futures Contracts ..............
$16,906,592 $17,847,900 $941,308
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment

Dimensional US Core Equity Market ETF
continued
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 835,234,540 $ — $ — $ 835,234,540
Consumer Discretionary ................ 953,164,168 — — 953,164,168
Consumer Staples .................... 455,367,992 — — 455,367,992
Energy ............................. 329,670,191 — — 329,670,191
Financials ........................... 1,288,372,794 — — 1,288,372,794
Health Care ......................... 754,123,419 18,261 — 754,141,680
Industrials ........................... 956,103,503 — — 956,103,503
Information Technology ................ 2,731,150,855 — — 2,731,150,855
Materials ........................... 227,950,883 — — 227,950,883
Real Estate .......................... 24,003,488 — — 24,003,488
Utilities ............................. 224,180,867 — — 224,180,867
Rights/Warrants
Health Care ......................... — 10,870 51,836 62,706
Information Technology ................ 9,153 — — 9,153
Materials ........................... — — 2,511 2,511
Securities Lending Collateral .............. — 240,899,193 — 240,899,193
Total Investments ....................... $8,779,331,853 $240,928,324 $54,347> $9,020,314,524
Financial Instruments
Assets
Futures Contracts** ..................... 941,308 — — 941,308
Total Other Financial Instruments .......... $941,308 $– $– $941,308
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
**
Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional US Core Equity 1 ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (96.6%)
COMMUNICATION SERVICES — (8.7%)
Alphabet, Inc., Class A 156,527 $ 30,037,531
Alphabet, Inc., Class C 131,840 25,426,662
*Altice USA, Inc., Class A 8,639 22,461
#*AMC Networks, Inc., Class A 2,024 12,124
*Angi, Inc. 2,102 34,094
*Anterix, Inc. 1,328 29,495
*AST SpaceMobile, Inc. 4,758 252,983
AT&T, Inc. 386,401 10,591,251
*Atlanta Braves Holdings, Inc. 2,939 130,962
#*Atlanta Braves Holdings, Inc. 275 12,952
ATN International, Inc. 1,100 18,865
*Bandwidth, Inc., Class A 2,117 29,447
#*Boston Omaha Corp., Class A 2,411 32,428
*BuzzFeed, Inc. 4,974 10,794
#Cable One, Inc. 262 33,531
*Cargurus, Inc. 4,214 138,303
*Cars.com, Inc. 2,503 32,214
#*Charter Communications, Inc.,
Class A 9,646 2,598,247
#Cinemark Holdings, Inc. 13,545 363,954
*Cineverse Corp. 413 2,082
Comcast Corp., Class A 189,156 6,285,654
*Creative Realities, Inc. 3,789 10,306
CuriosityStream, Inc. 4,735 22,965
*DoubleVerify Holdings, Inc. 9,380 143,702
#*EchoStar Corp., Class A 4,995 162,787
Electronic Arts, Inc. 10,058 1,533,744
Entravision Communications
Corp., Class A 9,000 19,890
*EverQuote, Inc., Class A 1,990 48,934
Fox Corp., Class A 18,359 1,023,698
Fox Corp., Class B 16,360 836,650
*Frontier Communications Parent,
Inc. 10,289 378,018
#*fuboTV, Inc. 23,025 91,640
*Gaia, Inc. 4 17
#*Gambling.com Group, Ltd. 2,248 23,761
*Gannett Co., Inc. 13,066 49,781
*GCI Liberty, Inc., Class A 156 5,154
*GCI Liberty, Inc., Class C 1,625 54,031
*Globalstar, Inc. 2,249 52,829
#*Gogo, Inc. 6,324 100,299
Gray Media, Inc. 6,550 29,540
IDT Corp., Class B 1,905 112,224
*IMAX Corp. 3,471 89,517
#*Integral Ad Science Holding
Corp. 13,630 111,766
*Intelligent Protection
Management Corp. 8 16
Interpublic Group of Cos., Inc.
(The) 15,382 378,397
#Iridium Communications, Inc. 14,664 358,681
*IZEA Worldwide, Inc. 8 30
John Wiley & Sons, Inc., Class A 8,402 324,317
Shares Value
COMMUNICATION SERVICES — (Continued)
*Liberty Broadband Corp., Class
A 781 $ 47,743
*Liberty Broadband Corp., Class
C 8,127 498,348
*Liberty Global, Ltd., Class A 13,684 137,114
*Liberty Global, Ltd., Class C 11,002 112,550
*Liberty Latin America, Ltd., Class
C 7,549 53,900
*Liberty Media Corp.-Liberty
Formula One 9,895 992,963
*Liberty Media Corp.-Liberty
Formula One 773 69,663
*Lionsgate Studios Corp. 2,507 14,841
*Live Nation Entertainment, Inc. 6,954 1,027,106
*Lumen Technologies, Inc. 69,675 310,054
*Madison Square Garden
Entertainment Corp. 1,753 66,246
*Madison Square Garden Sports
Corp. 917 185,326
*Magnite, Inc. 8,399 193,261
Marcus Corp. (The) 1,343 21,985
Match Group, Inc. 16,643 570,356
*MediaAlpha, Inc., Class A 1,752 17,555
Meta Platforms, Inc., Class A 57,468 44,448,050
*Motorsport Games, Inc., Class A 2,109 6,432
National CineMedia, Inc. 7,007 33,704
*Netflix, Inc. 9,242 10,715,175
New York Times Co. (The), Class
A 10,227 530,679
News Corp., Class A 30,861 904,845
#News Corp., Class B 10,478 350,175
Nexstar Media Group, Inc. 3,452 645,904
#Omnicom Group, Inc. 17,996 1,296,612
Paramount Global, Class B 4,748 59,682
*Pinterest, Inc., Class A 22,639 873,865
*QuinStreet, Inc. 4,219 69,234
*Reddit, Inc., Class A 3,829 614,899
#*Reservoir Media, Inc. 20 159
*ROBLOX Corp., Class A 6,082 838,039
*Roku, Inc. 5,179 487,655
Saga Communications, Inc.,
Class A 319 4,019
Shenandoah Telecommunications
Co. 4,209 61,788
Shutterstock, Inc. 903 17,301
Sinclair, Inc. 4,340 62,756
#Sirius XM Holdings, Inc. 2,767 58,439
#*Snap, Inc., Class A 50,144 472,858
#*Sphere Entertainment Co. 3,852 165,829
Spok Holdings, Inc. 1,381 25,328
*Spotify Technology SA 2,095 1,312,601
#*Stagwell, Inc. 15,464 88,609
*Starz Entertainment Corp. 166 2,415
Sunrise Communications AG,
ADR 2,834 150,372

Dimensional US Core Equity 1 ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
*Take-Two Interactive Software,
Inc. 5,072 $ 1,129,687
*Teads Holding Co. 1,700 4,301
*TechTarget, Inc. 789 5,712
TEGNA, Inc. 11,760 196,392
Telephone and Data Systems,
Inc. 10,044 392,118
*Thryv Holdings, Inc. 2,533 33,334
TKO Group Holdings, Inc. 1,713 287,801
T-Mobile US, Inc. 16,098 3,837,924
*Trade Desk, Inc. (The), Class A 1,491 129,657
*Travelzoo 398 3,976
#*TripAdvisor, Inc. 6,643 116,186
*TrueCar, Inc. 2,637 4,826
*United States Cellular Corp. 985 71,836
Verizon Communications, Inc. 195,110 8,342,904
*Vimeo, Inc. 8,901 33,735
Walt Disney Co. (The) 39,330 4,684,596
*Warner Bros Discovery, Inc. 140,698 1,852,993
Warner Music Group Corp., Class
A 5,886 172,224
*Yelp, Inc. 5,226 179,931
*Zedge, Inc., Class B 12 48
*Ziff Davis, Inc. 2,131 66,317
*ZoomInfo Technologies, Inc. 25,119 272,039
TOTAL COMMUNICATION
SERVICES 172,493,700
CONSUMER DISCRETIONARY — (10.3%)
#*1-800-Flowers.com, Inc., Class
A 2,940 17,375
*Abercrombie & Fitch Co. 2,346 225,263
Academy Sports & Outdoors, Inc. 6,917 351,314
*Accel Entertainment, Inc. 2,137 27,482
#Acushnet Holdings Corp. 6,238 496,670
*Adient PLC 1,208 25,900
ADT, Inc. 73,051 609,976
*Adtalem Global Education, Inc. 2,785 318,242
#Advance Auto Parts, Inc. 3,399 180,385
*Airbnb, Inc., Class A 5,359 709,585
A-Mark Precious Metals, Inc. 1,617 34,410
*Amazon.com, Inc. 225,685 52,835,115
#*American Axle & Manufacturing
Holdings, Inc. 6,794 30,233
#*American Outdoor Brands, Inc. 4 38
*American Public Education, Inc. 1,287 37,992
*America's Car-Mart, Inc., Class
MA 490 22,070
*Aptiv PLC 14,541 998,094
#Aramark 16,842 716,796
*Arhaus, Inc. 3,561 31,194
*Ark Restaurants Corp. 917 7,886
Arko Corp. 10,906 45,478
*Asbury Automotive Group, Inc. 1,490 330,959
Autoliv, Inc. 8,827 984,652
*AutoNation, Inc. 3,673 707,567
*AutoZone, Inc. 427 1,609,098
Bassett Furniture Industries, Inc. 4 63
Bath & Body Works, Inc. 12,622 365,533
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Beazer Homes USA, Inc. 1,026 $ 24,111
Best Buy Co., Inc. 26,087 1,697,220
*Biglari Holdings, Inc., Class A 22 32,692
*Biglari Holdings, Inc., Class B 130 40,082
#*Birkenstock Holding PLC 9,382 469,944
*BJ's Restaurants, Inc. 2,054 72,773
Booking Holdings, Inc. 774 4,260,142
*Boot Barn Holdings, Inc. 1,734 298,075
BorgWarner, Inc. 19,309 710,571
Boyd Gaming Corp. 1,947 165,300
*Bright Horizons Family Solutions,
Inc. 3,336 377,302
*Brinker International, Inc. 2,290 360,904
Brunswick Corp. 628 36,606
Buckle, Inc. (The) 9,263 457,314
#Build-A-Bear Workshop, Inc. 1,450 73,529
*Burlington Stores, Inc. 3,646 995,212
*Caesars Entertainment, Inc. 1,238 33,030
Camping World Holdings, Inc.,
Class A 4,876 67,484
*CarMax, Inc. 12,946 732,873
*Carnival Corp. 71,564 2,130,460
Carriage Services, Inc. 1,377 61,855
*Carvana Co. 3,150 1,229,035
#*Cava Group, Inc. 3,434 302,226
*Cavco Industries, Inc. 522 210,716
Century Communities, Inc. 1,661 93,498
*Champion Homes, Inc. 4,611 280,810
#Cheesecake Factory, Inc. (The) 3,523 225,155
*Chewy, Inc., Class A 4,760 174,692
*Chipotle Mexican Grill, Inc. 35,113 1,505,645
#Choice Hotels International, Inc. 2,292 292,711
*Citi Trends, Inc. 478 14,589
#Columbia Sportswear Co. 4,587 259,487
*ContextLogic, Inc., Class A 4 30
*Cooper-Standard Holdings, Inc. 730 17,593
*Coupang, Inc. 37,252 1,096,326
*Coursera, Inc. 13,848 175,039
#Cracker Barrel Old Country
Store, Inc. 1,620 100,440
#Cricut, Inc., Class A 4,053 19,860
#*Crocs, Inc. 4,791 477,806
D.R. Horton, Inc. 14,430 2,061,181
Dana, Inc. 17,238 274,429
Darden Restaurants, Inc. 4,616 930,909
*Dave & Buster's Entertainment,
Inc. 1,473 43,071
*Deckers Outdoor Corp. 6,978 740,854
Dick's Sporting Goods, Inc. 5,935 1,255,312
#Dillard's, Inc., Class A 923 430,976
Dine Brands Global, Inc. 574 12,978
Domino's Pizza, Inc. 2,456 1,137,644
*DoorDash, Inc., Class A 3,950 988,487
*Dorman Products, Inc. 2,146 258,851
*DraftKings, Inc. 18,438 830,448
#*Dream Finders Homes, Inc.,
Class A 1,329 33,650
*Duolingo, Inc. 1,111 385,017
*Dutch Bros, Inc., Class A 6,367 377,372

Dimensional US Core Equity 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
eBay, Inc. 22,002 $ 2,018,684
*El Pollo Loco Holdings, Inc. 1,638 16,871
*Envela Corp. 8 43
Escalade, Inc. 4 49
Ethan Allen Interiors, Inc. 2,270 67,578
*Etsy, Inc. 2,917 169,974
Expedia Group, Inc. 7,660 1,380,485
*Figs, Inc., Class A 8,726 56,719
#*First Watch Restaurant Group,
Inc. 5,867 101,440
*Five Below, Inc. 2,377 324,508
Flanigan's Enterprises, Inc. 502 16,064
Flexsteel Industries, Inc. 300 10,203
*Floor & Decor Holdings, Inc.,
Class A 5,626 431,177
*Flutter Entertainment PLC, Class
DI 5,234 1,582,029
*Foot Locker, Inc. 2,439 61,073
Ford Motor Co. 230,163 2,547,904
*Frontdoor, Inc. 4,207 246,110
*GameStop Corp., Class A 21,599 484,898
Gap, Inc. (The) 41,352 804,710
Garmin, Ltd. 6,743 1,475,099
Garrett Motion, Inc. 10,414 135,799
General Motors Co. 66,196 3,530,895
*Genesco, Inc. 1,000 24,060
Gentex Corp. 11,371 300,422
Genuine Parts Co. 12,772 1,646,055
*G-III Apparel Group, Ltd. 5,985 141,246
*Global Business Travel Group I 14,864 95,576
Golden Entertainment, Inc. 1,376 38,693
*Good Times Restaurants, Inc. 4 6
*Goodyear Tire & Rubber Co.
(The) 630 6,476
Graham Holdings Co., Class B 266 253,812
*Grand Canyon Education, Inc. 1,635 275,710
*Green Brick Partners, Inc. 2,492 154,354
Group 1 Automotive, Inc. 901 371,347
#*Groupon, Inc. 356 10,979
H&R Block, Inc. 8,761 476,073
Hamilton Beach Brands Holding
Co., Class A 4 62
*Hanesbrands, Inc. 14,662 59,968
#Harley-Davidson, Inc. 7,396 179,945
Hasbro, Inc. 10,603 796,921
Haverty Furniture Cos., Inc. 849 17,515
#*Hilton Grand Vacations, Inc. 8,286 371,379
Hilton Worldwide Holdings, Inc. 7,347 1,969,584
Home Depot, Inc. (The) 30,589 11,241,763
#Hyatt Hotels Corp., Class A 2,625 370,046
#Installed Building Products, Inc. 1,916 387,588
JAKKS Pacific, Inc. 498 8,820
Jerash Holdings US, Inc. 461 1,554
Johnson Outdoors, Inc., Class A 491 16,301
KB Home 665 36,748
Kontoor Brands, Inc. 3,720 207,055
*Koss Corp. 1,996 10,539
#*Kura Sushi USA, Inc., Class A 214 18,776
#Lakeland Industries, Inc. 4 56
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Lands' End, Inc. 826 $ 9,689
Las Vegas Sands Corp. 30,539 1,600,244
*Latham Group, Inc. 9,138 61,956
*Laureate Education, Inc. 11,592 261,979
La-Z-Boy, Inc. 4,640 166,901
#LCI Industries 2,606 247,570
Lear Corp. 435 41,016
*Legacy Housing Corp. 2,126 47,580
Leggett & Platt, Inc. 13,774 131,542
#Lennar Corp., Class A 8,485 951,847
#Lennar Corp., Class B 493 52,840
Levi Strauss & Co., Class A 5,427 106,858
*LGI Homes, Inc. 1,202 64,031
*Life Time Group Holdings, Inc. 17,432 500,647
Lifetime Brands, Inc. 8 35
#*Light & Wonder, Inc. 2,335 224,907
*Lincoln Educational Services
Corp. 1,754 40,114
*Lindblad Expeditions Holdings,
Inc. 2,633 31,464
Lithia Motors, Inc. 1,967 566,496
LKQ Corp. 21,498 633,546
#*Lovesac Co. (The) 1,398 25,178
Lowe's Cos., Inc. 11,541 2,580,221
#*Lucid Group, Inc. 88,595 217,944
#Lucky Strike Entertainment
Corp. 878 8,692
*Lululemon Athletica, Inc. 5,499 1,102,714
Macy's, Inc. 13,095 165,390
*Malibu Boats, Inc., Class A 1,599 53,263
Marine Products Corp. 1,197 10,282
*MarineMax, Inc. 1,492 33,839
Marriott International, Inc., Class
A 4,588 1,210,452
Marriott Vacations Worldwide
Corp. 3,051 227,208
*MasterCraft Boat Holdings, Inc. 608 11,759
*Mattel, Inc. 32,287 549,202
Matthews International Corp.,
Class A 2,505 58,842
McDonald's Corp. 17,956 5,388,057
#*MGM Resorts International 9,879 360,090
#*Mister Car Wash, Inc. 22,002 127,062
*Mobileye Global, Inc., Class A 4,674 66,558
#*Modine Manufacturing Co. 4,020 540,931
*Mohawk Industries, Inc. 4,941 565,794
*Motorcar Parts of America, Inc. 2,708 28,082
Murphy USA, Inc. 1,301 471,586
Nathan's Famous, Inc. 143 13,585
*National Vision Holdings, Inc. 9,379 227,535
Newell Brands, Inc. 41,583 233,281
NIKE, Inc., Class B 15,284 1,141,562
#*Norwegian Cruise Line
Holdings, Ltd. 35,944 918,729
*NVR, Inc. 235 1,774,130
*Ollie's Bargain Outlet Holdings,
Inc. 3,554 485,583
OneSpaWorld Holdings, Ltd. 6,832 151,124
*O'Reilly Automotive, Inc. 15,120 1,486,598

Dimensional US Core Equity 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Outdoor Holding Co. 36 $ 42
Oxford Industries, Inc. 413 15,768
Papa John's International, Inc. 2,091 88,679
#Patrick Industries, Inc. 3,451 335,575
Penske Automotive Group, Inc. 2,934 491,181
Perdoceo Education Corp. 5,428 156,218
#*Petco Health & Wellness Co.,
Inc. 17,158 51,646
*PetMed Express, Inc. 1,336 4,168
Phinia, Inc. 4,267 216,337
*Planet Fitness, Inc., Class A 4,472 488,298
#Pool Corp. 2,460 758,024
*Portillo's, Inc., Class A 9,211 91,742
*Potbelly Corp. 1,434 17,251
PulteGroup, Inc. 15,653 1,767,537
*Pursuit Attractions and
Hospitality, Inc. 1,997 60,389
#PVH Corp. 2,436 178,851
*QuantumScape Corp. 5,107 43,920
Ralph Lauren Corp. 2,290 684,138
*Rave Restaurant Group, Inc. 10 30
*Rent the Runway, Inc., Class A 193 940
*Revolve Group, Inc. 2,994 62,125
#*RH 1,028 211,377
#*Rivian Automotive, Inc., Class A 71,297 917,592
Rocky Brands, Inc. 4 105
Ross Stores, Inc. 18,413 2,514,111
Royal Caribbean Cruises, Ltd. 13,069 4,154,243
*Rush Street Interactive, Inc. 1,071 21,591
*Sabre Corp. 9,456 28,652
*Sally Beauty Holdings, Inc. 21,839 212,712
*Savers Value Village, Inc. 3,117 32,448
Service Corp. International 7,763 592,395
*Shake Shack, Inc., Class A 1,717 206,624
*SharkNinja, Inc. 8,619 1,000,666
Shoe Carnival, Inc. 1,939 39,672
Signet Jewelers, Ltd. 4,244 335,700
*Skechers USA, Inc., Class A 7,955 503,154
#*Sleep Number Corp. 3,173 23,258
Smith & Wesson Brands, Inc. 981 7,799
*Soho House & Co., Inc. 2,164 13,741
#Somnigroup International, Inc. 13,997 1,013,103
Sonic Automotive, Inc., Class A 2,012 145,568
*Sonos, Inc. 6,073 65,649
Standard Motor Products, Inc. 2,152 65,335
#Starbucks Corp. 22,393 1,996,560
Steven Madden, Ltd. 1,473 35,359
*Stitch Fix, Inc., Class A 11,157 52,773
Strategic Education, Inc. 2,505 185,733
*Strattec Security Corp. 242 15,357
#*Stride, Inc. 3,907 500,995
Sturm Ruger & Co., Inc. 1,419 48,473
Superior Group of Cos., Inc. 4 39
#*Sweetgreen, Inc., Class A 3,290 42,375
*Sypris Solutions, Inc. 2,984 5,610
Tandy Leather Factory, Inc. 1,058 3,724
Tapestry, Inc. 16,082 1,737,338
*Target Hospitality Corp. 1,400 10,626
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Taylor Morrison Home Corp. 8,679 $ 514,491
*Tesla, Inc. 33,736 10,399,797
Texas Roadhouse, Inc. 4,358 806,797
#Thor Industries, Inc. 4,091 372,240
*Tile Shop Holdings, Inc. 3,520 22,211
TJX Cos., Inc. (The) 33,399 4,159,177
Toll Brothers, Inc. 6,286 744,011
*TopBuild Corp. 1,745 646,400
Tractor Supply Co. 19,442 1,107,222
*Traeger, Inc. 2,189 3,546
Travel + Leisure Co. 3,989 236,348
*Tri Pointe Homes, Inc. 7,884 242,827
*Udemy, Inc. 2,631 20,022
*Ulta Beauty, Inc. 3,320 1,709,833
#*Under Armour, Inc., Class A 15,444 102,548
*Under Armour, Inc., Class C 14,998 94,487
*Unifi, Inc. 420 1,907
#*United Parks & Resorts, Inc. 3,035 143,647
*Universal Technical Institute, Inc. 6,221 200,441
Upbound Group, Inc. 5,255 108,437
*Urban Outfitters, Inc. 8,596 647,107
#Vail Resorts, Inc. 2,587 388,723
*Valvoline, Inc. 7,885 277,946
#VF Corp. 16,645 195,079
*Victoria's Secret & Co. 13,518 254,138
*Visteon Corp. 2,472 274,763
*Warby Parker, Inc., Class A 3,717 89,022
*Wayfair, Inc., Class A 466 30,588
#Wendy's Co. (The) 11,912 117,333
Weyco Group, Inc. 4 116
#Whirlpool Corp. 4,947 410,799
Williams-Sonoma, Inc. 9,457 1,768,932
Wingstop, Inc. 1,272 479,976
Winmark Corp. 208 78,503
Wolverine World Wide, Inc. 13,107 295,956
#Wyndham Hotels & Resorts, Inc. 5,515 474,290
Wynn Resorts, Ltd. 5,341 582,329
#*XPEL, Inc. 1,819 59,463
*YETI Holdings, Inc. 6,495 238,626
Yum! Brands, Inc. 7,250 1,045,088
TOTAL CONSUMER
DISCRETIONARY 203,580,444
CONSUMER STAPLES — (5.5%)
#Albertsons Cos., Inc., Class A 57,494 1,105,035
Alico, Inc. 604 19,497
Altria Group, Inc. 31,000 1,920,140
Andersons, Inc. (The) 2,487 89,333
Archer-Daniels-Midland Co. 28,781 1,559,355
B&G Foods, Inc. 3,141 12,878
*BellRing Brands, Inc. 8,338 455,088
*BJ's Wholesale Club Holdings,
Inc. 9,281 982,858
*Boston Beer Co., Inc. (The),
Class A 391 80,968
#Brown-Forman Corp., Class B 877 25,301
Bunge Global SA 4,196 334,673
Calavo Growers, Inc. 1,146 30,140
Cal-Maine Foods, Inc. 4,804 533,917

Dimensional US Core Equity 1 ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
Casey's General Stores, Inc. 2,167 $ 1,127,122
*Central Garden & Pet Co. 804 31,372
*Central Garden & Pet Co., Class
A 5,231 185,805
*Chefs' Warehouse, Inc. (The) 3,080 211,165
Church & Dwight Co., Inc. 16,858 1,580,775
Clorox Co. (The) 5,102 640,607
Coca-Cola Co. (The) 110,692 7,514,880
Coca-Cola Consolidated, Inc. 7,544 843,042
*Coffee Holding Co., Inc. 1,380 5,672
Colgate-Palmolive Co. 20,680 1,734,018
Conagra Brands, Inc. 5,866 107,113
Constellation Brands, Inc., Class
A 11,274 1,883,209
Costco Wholesale Corp. 11,044 10,377,384
*Darling Ingredients, Inc. 11,560 374,313
Dole PLC 9,405 133,927
Dollar General Corp. 12,494 1,310,621
*Dollar Tree, Inc. 15,138 1,718,920
Edgewell Personal Care Co. 3,420 86,287
Energizer Holdings, Inc. 4,381 98,660
Estee Lauder Cos., Inc. (The) 284 26,509
*Farmer Bros Co. 8 13
#*FitLife Brands, Inc. 630 7,875
#Flowers Foods, Inc. 17,391 275,647
Fresh Del Monte Produce, Inc. 4,343 163,253
*Freshpet, Inc. 2,298 156,999
General Mills, Inc. 28,721 1,406,755
#*Grocery Outlet Holding Corp. 3,663 48,242
*Herbalife, Ltd. 3,050 28,060
#Hershey Co. (The) 7,271 1,353,351
*HF Foods Group, Inc. 3,403 9,222
*Honest Co., Inc. (The) 4,708 21,704
Hormel Foods Corp. 36,854 1,035,229
Ingles Markets, Inc., Class A 1,544 97,164
Ingredion, Inc. 4,501 592,061
Interparfums, Inc. 2,127 256,516
J&J Snack Foods Corp. 1,278 144,273
J.M. Smucker Co. (The) 8,254 885,984
John B. Sanfilippo & Son, Inc. 527 33,364
Kellanova 80 6,386
Kenvue, Inc. 104,835 2,247,662
Keurig Dr Pepper, Inc. 62,894 2,053,489
Kimberly-Clark Corp. 11,452 1,427,148
Kraft Heinz Co. (The) 43,398 1,191,709
Kroger Co. (The) 47,116 3,302,832
*Laird Superfood, Inc. 764 5,310
Lamb Weston Holdings, Inc. 3,841 219,206
#Lifevantage Corp. 8 100
*Lifeway Foods, Inc. 500 12,610
Limoneira Co. 1,304 19,143
*Mama's Creations, Inc. 2,100 17,346
#*Maplebear, Inc. 15,780 756,967
Marzetti Co. (The) 1,768 314,280
McCormick & Co., Inc. 16,391 1,157,696
McCormick & Co., Inc. 31 2,193
*Mission Produce, Inc. 6,224 76,804
Shares Value
CONSUMER STAPLES — (Continued)
#Molson Coors Beverage Co.,
Class B 10,755 $ 523,984
Mondelez International, Inc.,
Class A 29,581 1,913,595
*Monster Beverage Corp. 38,161 2,241,959
*National Beverage Corp. 4,343 198,996
Natural Grocers by Vitamin
Cottage, Inc. 2,415 91,504
Natural Health Trends Corp. 998 4,651
*Nature's Sunshine Products, Inc. 6 84
Oil-Dri Corp. of America 747 42,131
PepsiCo, Inc. 53,360 7,359,411
*Performance Food Group Co. 8,920 895,568
Philip Morris International, Inc. 42,130 6,911,426
#Pilgrim's Pride Corp. 8,659 410,350
*Post Holdings, Inc. 6,058 640,997
PriceSmart, Inc. 2,531 272,082
Primo Brands Corp. 19,102 527,406
Procter & Gamble Co. (The) 66,169 9,956,449
Reynolds Consumer Products,
Inc. 13,019 292,797
Seaboard Corp. 56 177,362
*Seneca Foods Corp., Class A 304 31,838
*Simply Good Foods Co. (The) 11,058 336,827
SpartanNash Co. 3,136 83,229
*Sprouts Farmers Market, Inc. 6,557 993,648
Sysco Corp. 22,476 1,789,090
Target Corp. 16,934 1,701,867
#The Campbell's Company 21,885 698,569
#Tootsie Roll Industries, Inc. 2,853 108,214
*TreeHouse Foods, Inc. 1,883 36,191
Turning Point Brands, Inc. 2,119 175,750
Tyson Foods, Inc., Class A 18,457 965,301
*United Natural Foods, Inc. 8,179 226,068
United-Guardian, Inc. 524 4,166
Universal Corp. 2,950 160,686
*US Foods Holding Corp. 17,472 1,455,942
Utz Brands, Inc. 7,468 97,308
Village Super Market, Inc., Class
A 804 27,658
*Vita Coco Co., Inc. (The) 4,646 163,818
#*Vital Farms, Inc. 2,973 110,596
Walmart, Inc. 103,319 10,123,196
WD-40 Co. 702 150,509
Weis Markets, Inc. 2,809 203,400
*Willamette Valley Vineyards, Inc. 995 4,816
WK Kellogg Co. 12,196 281,118
*Zevia PBC, Class A 5,842 18,110
TOTAL CONSUMER STAPLES 108,875,844
ENERGY — (4.1%)
#*Amplify Energy Corp. 5,500 20,900
Antero Midstream Corp. 29,255 536,829
*Antero Resources Corp. 20,923 730,840
Archrock, Inc. 13,576 317,135
Aris Water Solutions, Inc., Class
A 1,782 37,903
#Atlas Energy Solutions, Inc. 3,885 50,505
Baker Hughes Co. 40,279 1,814,569

Dimensional US Core Equity 1 ETF
continued
Shares Value
ENERGY — (Continued)
*Bristow Group, Inc. 2,332 $ 80,617
Cactus, Inc., Class A 3,394 143,600
California Resources Corp. 7,726 372,239
#*Centrus Energy Corp., Class A 1,011 217,769
Cheniere Energy, Inc. 11,344 2,675,823
Chevron Corp. 78,618 11,921,645
Civitas Resources, Inc. 4,799 145,698
*CNX Resources Corp. 11,131 337,381
#*Comstock Resources, Inc. 18,852 336,885
ConocoPhillips 64,741 6,172,407
#Core Laboratories, Inc. 1,986 21,727
Core Natural Resources, Inc. 3,068 226,449
Coterra Energy, Inc. 55,663 1,357,621
Crescent Energy Co., Class A 16,177 149,476
#CVR Energy, Inc. 6,016 161,108
Delek US Holdings, Inc. 1,536 34,360
Devon Energy Corp. 22,761 756,120
DHT Holdings, Inc. 17,030 188,863
Diamondback Energy, Inc. 9,025 1,341,657
DT Midstream, Inc. 7,125 731,951
#Energy Services of America
Corp. 10 109
EOG Resources, Inc. 33,421 4,011,188
Epsilon Energy, Ltd. 8 50
EQT Corp. 19,660 1,056,725
#Evolution Petroleum Corp. 3,000 14,490
Excelerate Energy, Inc., Class A 1,182 30,330
Expand Energy Corp. 8,141 853,014
Exxon Mobil Corp. 157,368 17,568,564
*Forum Energy Technologies, Inc. 688 13,561
FutureFuel Corp. 4,300 17,415
Granite Ridge Resources, Inc. 9,880 51,277
*Gulf Island Fabrication, Inc. 6 40
*Gulfport Energy Corp. 1,742 303,334
Halliburton Co. 13,832 309,837
*Helix Energy Solutions Group,
Inc. 14,464 85,772
HF Sinclair Corp. 2,762 121,362
#HighPeak Energy, Inc. 1,823 18,175
*Innovex International, Inc. 1,320 21,674
International Seaways, Inc. 5,116 204,128
Kinder Morgan, Inc. 91,074 2,555,536
Kinetik Holdings, Inc. 3,172 137,601
Kodiak Gas Services, Inc. 10,643 344,088
Liberty Energy, Inc. 2,008 24,779
#Magnolia Oil & Gas Corp., Class
A 24,734 589,164
Marathon Petroleum Corp. 16,163 2,750,781
Matador Resources Co. 11,939 595,517
Mexco Energy Corp. 682 5,627
*MIND Technology, Inc. 1,069 10,102
Murphy Oil Corp. 7,112 176,449
NACCO Industries, Inc., Class A 411 15,585
*Natural Gas Services Group, Inc. 604 14,550
*NCS Multistage Holdings, Inc. 669 20,371
Noble Corp. PLC 870 23,325
#Nordic American Tankers, Ltd. 11,649 32,501
#Northern Oil & Gas, Inc. 4,454 125,425
Shares Value
ENERGY — (Continued)
NOV, Inc. 23,055 $ 290,032
#Occidental Petroleum Corp. 38,003 1,669,852
*Oceaneering International, Inc. 9,879 214,374
*Oil States International, Inc. 4,822 24,062
ONEOK, Inc. 26,027 2,137,077
Ovintiv, Inc. 20,297 835,830
Patterson-UTI Energy, Inc. 17,596 103,992
#Permian Resources Corp. 58,448 827,624
Phillips 66 16,065 1,985,313
*PrimeEnergy Resources Corp. 116 19,554
*ProPetro Holding Corp. 8,528 45,710
Range Resources Corp. 17,848 655,379
Ranger Energy Services, Inc. 635 8,503
*REX American Resources Corp. 1,224 63,991
Riley Exploration Permian, Inc. 1,345 35,293
#RPC, Inc. 10,407 48,393
SandRidge Energy, Inc. 1,985 20,624
Schlumberger NV 77,785 2,629,133
*Seadrill, Ltd. 1,401 40,853
Select Water Solutions, Inc. 8,410 80,988
SFL Corp., Ltd. 5,608 51,481
Sitio Royalties Corp., Class A 4,484 81,474
Smart Sand, Inc. 4,788 9,768
#Solaris Energy Infrastructure,
Inc. 1,200 39,204
*Stabilis Solutions, Inc. 4 18
*Talos Energy, Inc. 16,591 141,853
Targa Resources Corp. 9,275 1,543,453
TechnipFMC PLC 33,246 1,209,157
Teekay Corp., Ltd. 5,706 41,083
#Teekay Tankers, Ltd., Class A 2,886 122,222
*TETRA Technologies, Inc. 11,672 47,855
#Texas Pacific Land Corp. 877 849,050
#*Transocean, Ltd. 27,278 79,652
#*Uranium Energy Corp. 24,358 211,184
VAALCO Energy, Inc. 8,991 33,447
Valero Energy Corp. 11,910 1,635,362
#Vitesse Energy, Inc. 1,697 40,609
Williams Cos., Inc. (The) 21,170 1,269,142
World Kinect Corp. 7,689 209,679
TOTAL ENERGY 82,336,793
FINANCIALS — (15.8%)
1st Source Corp. 2,842 170,008
*Acacia Research Corp. 2,782 9,848
Acadian Asset Management, Inc. 1,356 56,667
ACNB Corp. 788 33,175
Affiliated Managers Group, Inc. 2,042 428,555
Affinity Bancshares, Inc. 700 13,300
*Affirm Holdings, Inc. 13,895 952,641
Aflac, Inc. 21,582 2,144,388
Alerus Financial Corp. 980 20,717
Allstate Corp. (The) 9,560 1,943,070
Ally Financial, Inc. 17,142 648,825
*AlTi Global, Inc. 6,396 26,160
Amalgamated Financial Corp. 2,664 77,229
Amerant Bancorp, Inc. 3,169 61,162
American Coastal Insurance
Corp. 4,727 49,208

Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
American Express Co. 15,228 $ 4,557,893
American Financial Group, Inc. 6,790 848,071
American International Group,
Inc. 23,753 1,843,945
Ameriprise Financial, Inc. 5,591 2,897,200
Ameris Bancorp 5,149 351,934
AMERISAFE, Inc. 1,083 48,497
AmeriServ Financial, Inc. 3,510 9,863
Ames National Corp. 4 72
Aon PLC, Class A 4,561 1,622,393
#Apollo Global Management, Inc. 8,175 1,187,991
Arch Capital Group, Ltd. 16,072 1,383,156
#Ares Management Corp., Class
A 3,240 601,117
Arrow Financial Corp. 1,548 41,486
Arthur J. Gallagher & Co. 3,744 1,075,464
#Artisan Partners Asset
Management, Inc., Class A 4,298 194,485
Associated Banc-Corp. 16,021 396,360
Assurant, Inc. 4,557 853,526
Assured Guaranty, Ltd. 4,431 374,774
Atlantic Union Bankshares Corp. 10,079 319,504
*Atlanticus Holdings Corp. 1,646 81,691
Auburn National Bancorp, Inc. 421 11,771
*AvidXchange Holdings, Inc. 12,782 126,031
Axis Capital Holdings, Ltd. 6,708 629,479
*Axos Financial, Inc. 5,259 454,115
#*B Riley Financial, Inc. 540 2,900
#*Baldwin Insurance Group, Inc.
(The) 2,739 100,905
Banc of California, Inc. 19,867 288,469
BancFirst Corp. 2,421 301,463
*Bancorp, Inc. (The) 3,627 229,081
Bank First Corp. 982 116,681
Bank of America Corp. 160,949 7,608,059
Bank of Hawaii Corp. 3,441 212,929
Bank of Marin Bancorp 1,366 30,940
Bank of New York Mellon Corp.
(The) 33,978 3,447,068
Bank of NT Butterfield & Son, Ltd.
(The) 3,552 161,652
Bank of the James Financial
Group, Inc. 508 6,960
Bank OZK 8,073 397,999
Bank7 Corp. 251 11,117
BankFinancial Corp. 4 44
BankUnited, Inc. 7,454 271,847
Bankwell Financial Group, Inc. 573 22,863
Banner Corp. 3,780 234,643
Bar Harbor Bankshares 966 28,053
BayCom Corp. 577 15,585
BCB Bancorp, Inc. 758 6,337
*Berkshire Hathaway, Inc., Class
B 41,962 19,801,029
Berkshire Hills Bancorp, Inc. 5,098 125,615
BGC Group, Inc., Class A 21,087 195,476
Blackrock, Inc. 2,372 2,623,456
Blackstone, Inc. 13,727 2,374,222
*Block, Inc. 17,756 1,371,829
Shares Value
FINANCIALS — (Continued)
*Blue Foundry Bancorp 8 $ 68
*Blue Ridge Bankshares, Inc. 4,638 17,021
BOK Financial Corp. 4,507 457,596
Bread Financial Holdings, Inc. 4,774 292,646
Bridge Investment Group
Holdings, Inc., Class A 2,555 26,163
*Bridgewater Bancshares, Inc. 733 11,405
*Brighthouse Financial, Inc. 5,820 278,487
*Broadway Financial Corp. 750 6,143
Brookline Bancorp, Inc. 9,361 96,606
Brown & Brown, Inc. 9,515 869,386
Business First Bancshares, Inc. 2,309 54,839
*BV Financial, Inc. 710 11,104
Byline Bancorp, Inc. 4,513 118,692
C&F Financial Corp. 244 15,579
Cadence Bank 15,251 531,497
*California Bancorp 6 90
Camden National Corp. 1,370 51,663
#*Cantaloupe, Inc. 4,553 50,402
Capital Bancorp, Inc. 776 24,428
Capital City Bank Group, Inc. 1,280 50,675
Capital One Financial Corp. 13,071 2,810,265
Capitol Federal Financial, Inc. 12,477 75,112
Carlyle Group, Inc. (The) 22,611 1,371,583
*Carter Bankshares, Inc. 738 12,826
Cass Information Systems, Inc. 1,301 52,053
Cathay General Bancorp 6,356 287,418
CB Financial Services, Inc. 8 253
Cboe Global Markets, Inc. 6,827 1,645,580
Central Pacific Financial Corp. 2,301 61,345
CF Bankshares, Inc. 548 12,933
Charles Schwab Corp. (The) 39,702 3,880,076
Chemung Financial Corp. 485 24,541
ChoiceOne Financial Services,
Inc. 1,167 34,310
Chubb, Ltd. 7,217 1,920,011
Cincinnati Financial Corp. 9,405 1,387,332
Citigroup, Inc. 38,568 3,613,822
Citizens & Northern Corp. 508 9,662
Citizens Community Bancorp, Inc. 4 59
Citizens Financial Group, Inc. 28,451 1,357,682
Citizens Financial Services, Inc. 278 14,926
City Holding Co. 1,359 165,934
Civista Bancshares, Inc. 322 6,269
CME Group, Inc. 4,849 1,349,380
CNB Financial Corp. 985 22,606
CNO Financial Group, Inc. 7,053 259,833
*Coastal Financial Corp. 1,039 99,952
Cohen & Steers, Inc. 2,874 211,411
*Coinbase Global, Inc., Class A 10,216 3,859,196
Colony Bankcorp, Inc. 1,318 21,602
Columbia Banking System, Inc. 16,221 386,060
*Columbia Financial, Inc. 7,424 106,831
Comerica, Inc. 15,276 1,032,199
Commerce Bancshares, Inc. 9,752 596,822
Community Financial System, Inc. 4,676 246,425
Community Trust Bancorp, Inc. 1,366 73,737
Community West Bancshares 560 10,780

Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
ConnectOne Bancorp, Inc. 4,696 $ 108,149
*Consumer Portfolio Services,
Inc. 8 63
Corebridge Financial, Inc. 52,566 1,869,247
*Corpay, Inc. 4,751 1,534,811
Crawford & Co., Class A 8 77
Crawford & Co., Class B 8 74
#*Credit Acceptance Corp. 696 341,235
Cullen/Frost Bankers, Inc. 4,293 546,971
*Customers Bancorp, Inc. 4,245 270,619
CVB Financial Corp. 11,357 212,262
*Dave, Inc. 592 139,594
Diamond Hill Investment Group,
Inc. 292 39,586
DigitalBridge Group, Inc. 3,625 38,933
Dime Community Bancshares,
Inc. 4,142 114,775
Donegal Group, Inc., Class A 2,346 40,234
*Donnelley Financial Solutions,
Inc. 1,966 104,119
Eagle Bancorp Montana, Inc. 4 64
Eagle Bancorp, Inc. 2,589 41,657
East West Bancorp, Inc. 9,053 907,563
Eastern Bankshares, Inc. 16,471 254,477
*eHealth, Inc. 5,526 18,788
Employers Holdings, Inc. 2,667 110,094
Enact Holdings, Inc. 2,069 71,918
*Encore Capital Group, Inc. 2,483 91,573
*Enova International, Inc. 2,131 222,817
Enterprise Financial Services
Corp. 3,924 216,566
Equitable Holdings, Inc. 20,245 1,039,581
Equity Bancshares, Inc., Class A 1,250 46,975
#Erie Indemnity Co., Class A 2,711 965,767
#Esquire Financial Holdings, Inc. 425 40,749
Essent Group, Ltd. 8,753 490,080
*Euronet Worldwide, Inc. 3,320 322,638
Evercore, Inc. 2,034 612,519
Everest Group, Ltd. 2,994 1,005,385
EVERTEC, Inc. 5,032 181,907
*EZCORP, Inc., Class A 5,045 72,244
F&G Annuities & Life, Inc. 924 29,485
FactSet Research Systems, Inc. 2,815 1,134,164
Farmers & Merchants Bancorp,
Inc. 4 96
Farmers National Banc Corp. 2,211 29,937
FB Financial Corp. 4,804 234,243
Federal Agricultural Mortgage
Corp., Class C 1,247 214,821
Federated Hermes, Inc. 7,744 383,870
Fidelis Insurance Holdings, Ltd. 11,386 172,042
Fidelity National Financial, Inc. 19,438 1,096,886
Fidelity National Information
Services, Inc. 16,854 1,338,376
Fifth Third Bancorp 24,358 1,012,562
*Finance Of America Cos., Inc.,
Class A 970 20,884
Financial Institutions, Inc. 1,238 31,557
#Finward Bancorp 528 14,641
Shares Value
FINANCIALS — (Continued)
*Finwise Bancorp 777 $ 13,885
First American Financial Corp. 9,744 585,127
First Bancorp 5,060 253,455
First Bancorp 12,441 259,146
First Bancorp, Inc. (The) 4 101
First Bank 1,332 19,847
First Busey Corp. 7,226 161,284
First Business Financial Services,
Inc. 629 29,953
First Capital, Inc. 25 888
#First Citizens BancShares, Inc.,
Class A 681 1,358,432
First Commonwealth Financial
Corp. 12,060 199,111
First Community Bankshares, Inc. 1,572 57,378
First Community Corp. 4 99
First Financial Bancorp 10,949 265,404
First Financial Bankshares, Inc. 8,383 290,219
First Financial Corp. 1,016 54,407
First Financial Northwest, Inc. 4 5
*First Foundation, Inc. 6,022 29,327
First Hawaiian, Inc. 11,018 267,187
First Horizon Corp. 44,749 975,976
First Internet Bancorp 4 88
First Interstate BancSystem, Inc.,
Class A 8,907 256,433
First Merchants Corp. 6,496 247,628
First Mid Bancshares, Inc. 1,875 71,194
#First National Corp. 613 13,241
First Northwest Bancorp 4 31
#First Savings Financial Group,
Inc. 4 102
First United Corp. 543 17,848
First US Bancshares, Inc. 714 9,411
*First Western Financial, Inc. 753 16,299
FirstCash Holdings, Inc. 4,470 595,806
*Firstsun Capital Bancorp 1,496 53,183
*Fiserv, Inc. 14,277 1,983,646
Five Star Bancorp 1,447 43,540
#Flagstar Financial, Inc. 32,239 363,978
Flushing Financial Corp. 2,277 27,301
FNB Corp. 26,732 409,534
Franklin Financial Services Corp. 443 17,809
Franklin Resources, Inc. 29,149 699,576
FS Bancorp, Inc. 326 12,743
Fulton Financial Corp. 16,844 302,350
FVCBankcorp, Inc. 807 10,338
#*GBank Financial Holdings, Inc. 782 29,352
GCM Grosvenor, Inc., Class A 2,933 34,580
*Genworth Financial, Inc. 41,389 325,318
German American Bancorp, Inc. 2,939 112,916
Glacier Bancorp, Inc. 9,290 407,181
*Glen Burnie Bancorp 2,053 9,177
Global Payments, Inc. 11,146 891,123
Globe Life, Inc. 6,686 939,182
*GoHealth, Inc., Class A 1,669 10,231
Goldman Sachs Group, Inc. (The) 9,352 6,767,014
Goosehead Insurance, Inc., Class
A 1,566 142,365

Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Great Southern Bancorp, Inc. 912 $ 51,929
*Green Dot Corp., Class A 4,097 41,462
Greene County Bancorp, Inc. 4 95
*Greenlight Capital Re, Ltd.,
Class A 2,888 37,544
Guaranty Bancshares, Inc. 624 27,213
Guild Holdings Co., Class A 280 5,561
*Hagerty, Inc., Class A 1,000 10,160
*Hamilton Insurance Group, Ltd.,
Class B 3,058 65,716
Hamilton Lane, Inc., Class A 2,178 331,709
Hancock Whitney Corp. 5,878 351,034
Hanmi Financial Corp. 3,037 69,274
#Hanover Bancorp, Inc. 422 8,782
Hanover Insurance Group, Inc.
(The) 2,555 438,515
HarborOne Bancorp, Inc. 2,452 29,007
Hartford Insurance Group, Inc.
(The) 16,020 1,992,728
Hawthorn Bancshares, Inc. 4 114
HBT Financial, Inc. 2,558 63,617
HCI Group, Inc. 989 138,500
Hennessy Advisors, Inc. 1,243 15,488
Heritage Commerce Corp. 4,458 41,236
Heritage Financial Corp. 3,656 82,406
*Heritage Global, Inc. 4,892 10,518
*Heritage Insurance Holdings, Inc. 4,190 88,367
*Hippo Holdings, Inc. 1,790 46,254
Home Bancorp, Inc. 4 209
Home BancShares, Inc. 16,392 461,599
Home Federal Bancorp, Inc. of
Louisiana 820 10,873
*HomeStreet, Inc. 1,087 14,218
HomeTrust Bancshares, Inc. 1,462 56,813
Hope Bancorp, Inc. 14,708 146,933
Horace Mann Educators Corp. 3,893 165,569
Horizon Bancorp, Inc. 3,352 51,922
Houlihan Lokey, Inc. 3,061 583,610
Huntington Bancshares, Inc. 94,065 1,545,488
IF Bancorp, Inc. 706 17,650
Independent Bank Corp. 4,765 302,816
Independent Bank Corp. 2,017 61,619
Interactive Brokers Group, Inc. 5,744 376,577
Intercontinental Exchange, Inc. 10,528 1,945,890
International Bancshares Corp. 5,907 402,739
Invesco, Ltd. 36,389 764,533
Investar Holding Corp. 4 87
Investors Title Co. 131 27,670
Jack Henry & Associates, Inc. 4,633 786,753
Jackson Financial, Inc., Class A 7,292 638,488
James River Group Holdings, Ltd. 3,818 21,763
Janus Henderson Group PLC 12,294 532,330
Jefferies Financial Group, Inc. 12,284 708,295
JPMorgan Chase & Co. 87,922 26,046,013
Kearny Financial Corp. 3,277 19,433
Kemper Corp. 6,687 411,852
*Kentucky First Federal Bancorp 905 2,896
KeyCorp 66,533 1,192,271
*Kingstone Cos., Inc. 1,790 29,338
Shares Value
FINANCIALS — (Continued)
#Kinsale Capital Group, Inc. 1,201 $ 529,269
KKR & Co., Inc. 9,100 1,333,878
Lake Shore Bancorp, Inc. 5 62
Lakeland Financial Corp. 2,994 189,730
Landmark Bancorp, Inc. 300 7,287
Lazard, Inc. 7,291 378,986
LCNB Corp. 4 59
#*Lemonade, Inc. 4,286 161,496
*LendingClub Corp. 15,238 237,560
*LendingTree, Inc. 1,160 54,149
Lincoln National Corp. 15,531 591,886
LINKBANCORP, Inc. 1,499 10,313
Live Oak Bancshares, Inc. 4,610 145,722
Loews Corp. 14,320 1,296,533
LPL Financial Holdings, Inc. 3,771 1,492,298
M&T Bank Corp. 5,272 994,826
Magyar Bancorp, Inc. 711 12,002
MainStreet Bancshares, Inc. 661 13,352
*Markel Group, Inc. 463 929,838
MarketAxess Holdings, Inc. 2,671 548,891
MarketWise, Inc. 481 8,850
*Marqeta, Inc., Class A 30,944 176,381
Marsh & McLennan Cos., Inc. 11,428 2,276,458
Mastercard, Inc., Class A 21,892 12,401,161
Mercantile Bank Corp. 1,277 58,346
Merchants Bancorp 3,453 101,173
Mercury General Corp. 4,511 312,387
Meridian Corp. 4 59
MetLife, Inc. 51,873 3,939,754
Metrocity Bankshares, Inc. 1,887 52,081
Metropolitan Bank Holding Corp. 918 64,756
MGIC Investment Corp. 16,891 437,477
Mid Penn Bancorp, Inc. 1,577 43,289
Middlefield Banc Corp. 4 111
Midland States Bancorp, Inc. 1,500 25,440
MidWestOne Financial Group,
Inc. 1,449 39,905
Moelis & Co., Class A 4,051 284,137
Moody's Corp. 3,455 1,781,847
Morgan Stanley 37,673 5,366,896
Morningstar, Inc. 2,489 688,109
MSCI, Inc. 2,372 1,331,546
MVB Financial Corp. 4 91
Nasdaq, Inc. 22,347 2,150,228
National Bank Holdings Corp.,
Class A 4,435 164,361
National Bankshares, Inc. 121 3,359
#Navient Corp. 9,220 119,307
NBT Bancorp, Inc. 5,748 237,852
*NCR Atleos Corp. 4,803 146,972
Nelnet, Inc., Class A 1,703 212,483
*NerdWallet, Inc., Class A 2,484 26,306
*NI Holdings, Inc. 882 11,237
Nicolet Bankshares, Inc. 1,466 189,114
*NMI Holdings, Inc. 6,173 230,376
Northeast Bank 695 68,923
Northeast Community Bancorp,
Inc. 440 9,090

Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Northern Trust Corp. 14,936 $ 1,941,680
Northfield Bancorp, Inc. 4,114 43,814
Northrim Bancorp, Inc. 398 33,245
Northwest Bancshares, Inc. 16,040 187,668
Norwood Financial Corp. 587 14,229
Oak Valley Bancorp 408 10,873
OceanFirst Financial Corp. 6,114 102,593
OFG Bancorp 3,845 163,874
Ohio Valley Banc Corp. 201 6,480
Old National Bancorp 32,556 687,257
Old Point Financial Corp. 507 20,356
Old Republic International Corp. 21,378 773,242
Old Second Bancorp, Inc. 3,753 63,688
OneMain Holdings, Inc. 8,471 489,539
*Onity Group, Inc. 534 20,142
OP Bancorp 1,041 13,325
*Oportun Financial Corp. 2,054 12,591
Oppenheimer Holdings, Inc.,
Class A 890 67,471
#OppFi, Inc. 2,424 25,791
*OptimumBank Holdings, Inc. 2,536 11,412
Orange County Bancorp, Inc. 492 12,295
Origin Bancorp, Inc. 3,502 127,998
Orrstown Financial Services, Inc. 1,351 44,394
#*Oscar Health, Inc., Class A 15,703 220,627
Pacific Premier Bancorp, Inc. 9,979 216,245
*Palomar Holdings, Inc. 1,865 247,094
Park National Corp. 1,151 186,312
Parke Bancorp, Inc. 630 13,010
Pathfinder Bancorp, Inc. 717 10,490
Pathward Financial, Inc. 2,434 184,071
*Paymentus Holdings, Inc., Class
A 974 27,155
*Payoneer Global, Inc. 28,071 184,426
*PayPal Holdings, Inc. 38,449 2,643,753
*Paysafe, Ltd. 4,878 59,268
*Paysign, Inc. 20 149
*PB Bankshares, Inc. 662 12,121
PCB Bancorp 4 82
Peapack-Gladstone Financial
Corp. 1,608 40,972
PennyMac Financial Services,
Inc. 4,344 404,600
Peoples Bancorp of North
Carolina, Inc. 700 20,097
Peoples Bancorp, Inc. 3,827 109,605
Peoples Financial Services Corp. 521 25,378
Perella Weinberg Partners 3,182 63,449
Pinnacle Financial Partners, Inc. 6,202 545,094
*Pioneer Bancorp, Inc. 958 11,755
Piper Sandler Cos. 976 307,752
PJT Partners, Inc., Class A 804 143,610
Plumas Bancorp 4 165
PNC Financial Services Group,
Inc. (The) 13,742 2,614,690
*Ponce Financial Group, Inc. 1,066 14,977
Popular, Inc. 4,960 568,317
*PRA Group, Inc. 2,900 44,080
Preferred Bank 1,146 104,080
Shares Value
FINANCIALS — (Continued)
Primerica, Inc. 2,886 $ 766,608
Primis Financial Corp. 8 90
Princeton Bancorp, Inc. 389 11,744
Principal Financial Group, Inc. 16,972 1,320,931
*Priority Technology Holdings,
Inc. 2,817 19,296
*ProAssurance Corp. 4,090 97,178
PROG Holdings, Inc. 3,448 109,784
Progressive Corp. (The) 16,631 4,025,367
Prosperity Bancshares, Inc. 7,526 501,382
*Provident Bancorp, Inc. 1,581 19,304
#Provident Financial Holdings,
Inc. 4 61
Provident Financial Services, Inc. 14,312 260,765
Prudential Financial, Inc. 13,113 1,358,245
QCR Holdings, Inc. 1,826 129,646
Radian Group, Inc. 48 1,565
Raymond James Financial, Inc. 7,362 1,230,411
RBB Bancorp 1,404 25,426
Red River Bancshares, Inc. 4 241
Regional Management Corp. 738 24,531
Regions Financial Corp. 58,022 1,469,697
Reinsurance Group of America,
Inc. 3,450 663,952
*Remitly Global, Inc. 12,696 209,484
RenaissanceRe Holdings, Ltd. 3,510 855,527
Renasant Corp. 6,556 240,212
Republic Bancorp, Inc., Class A 1,238 85,249
*Rhinebeck Bancorp, Inc. 1,264 16,040
Richmond Mutual Bancorp, Inc. 4 55
Riverview Bancorp, Inc. 1,900 9,367
RLI Corp. 6,505 429,265
*Robinhood Markets, Inc., Class
A 26,178 2,697,643
#Rocket Cos., Inc., Class A 1,845 27,251
*Root, Inc., Class A 384 46,476
S&P Global, Inc. 5,871 3,235,508
S&T Bancorp, Inc. 4,589 168,141
Safety Insurance Group, Inc. 1,622 114,108
SB Financial Group, Inc. 4 75
Seacoast Banking Corp. of
Florida 4,850 136,721
*Security National Financial
Corp., Class A 4 34
SEI Investments Co. 8,544 752,897
Selective Insurance Group, Inc. 5,750 448,328
ServisFirst Bancshares, Inc. 4,026 316,645
#*Shift4 Payments, Inc., Class A 5,371 553,213
Shore Bancshares, Inc. 2,284 35,425
*Siebert Financial Corp. 2,300 9,361
Sierra Bancorp 1,104 32,369
Silvercrest Asset Management
Group, Inc., Class A 4 65
Simmons First National Corp.,
Class A 14,404 276,125
*SiriusPoint, Ltd. 12,758 250,184
*Skyward Specialty Insurance
Group, Inc. 3,338 168,836
SLM Corp. 17,198 546,896

Dimensional US Core Equity 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
SmartFinancial, Inc. 901 $ 30,868
#*SoFi Technologies, Inc. 64,429 1,454,807
Sound Financial Bancorp, Inc. 7 322
South Plains Financial, Inc. 1,281 47,538
*Southern First Bancshares, Inc. 597 24,811
Southern Missouri Bancorp, Inc. 843 45,598
Southside Bancshares, Inc. 2,897 85,288
SouthState Corp. 9,857 928,234
SR Bancorp, Inc. 991 13,795
State Street Corp. 9,366 1,046,651
Stellar Bancorp, Inc. 6,072 179,306
Sterling Bancorp, Inc. 2,273 –
Stewart Information Services
Corp. 2,735 177,584
Stifel Financial Corp. 8,938 1,020,005
#Stock Yards Bancorp, Inc. 3,254 243,269
*StoneX Group, Inc. 3,575 347,633
Summit State Bank 1,074 13,146
SWK Holdings Corp. 4 60
Synchrony Financial 26,682 1,858,935
Synovus Financial Corp. 12,417 586,579
T. Rowe Price Group, Inc. 16,949 1,719,476
*Texas Capital Bancshares, Inc. 4,287 359,979
TFS Financial Corp. 9,743 127,731
*Third Coast Bancshares, Inc. 671 25,263
Timberland Bancorp, Inc. 4 125
Tiptree, Inc. 2,848 59,181
*Toast, Inc., Class A 8,121 396,630
Tompkins Financial Corp. 1,093 70,695
Towne Bank 6,941 243,143
TPG, Inc. 4,120 235,128
Tradeweb Markets, Inc., Class A 3,562 493,515
Travelers Cos., Inc. (The) 17,724 4,612,494
TriCo Bancshares 3,769 154,981
*Triumph Financial, Inc. 2,605 147,756
Truist Financial Corp. 52,725 2,304,610
#*Trupanion, Inc. 2,070 98,139
TrustCo Bank Corp. 1,502 50,407
Trustmark Corp. 6,517 242,758
#UMB Financial Corp. 5,703 627,273
Union Bankshares, Inc. 557 15,156
United Bancorp, Inc. 807 11,346
United Bankshares, Inc. 12,724 451,956
United Community Banks, Inc. 11,854 361,547
United Fire Group, Inc. 2,012 53,419
United Security Bancshares 1,493 12,765
Unity Bancorp, Inc. 637 31,283
Universal Insurance Holdings, Inc. 2,002 47,327
Univest Financial Corp. 2,614 75,388
Unum Group 11,579 831,488
#*Upstart Holdings, Inc. 1,054 86,154
US Bancorp 66,202 2,976,442
US Global Investors, Inc., Class A 4,100 9,799
USCB Financial Holdings, Inc. 720 11,981
Valley National Bancorp 52,420 485,933
*Velocity Financial, Inc. 1,892 31,407
Veritex Holdings, Inc. 6,207 196,886
Shares Value
FINANCIALS — (Continued)
#Victory Capital Holdings, Inc.,
Class A 5,326 $ 367,015
Virginia National Bankshares
Corp. 332 12,241
Virtu Financial, Inc., Class A 8,620 380,487
Virtus Investment Partners, Inc. 609 117,726
Visa, Inc., Class A 43,246 14,940,196
Voya Financial, Inc. 8,564 599,480
W. R. Berkley Corp. 12,459 857,304
WaFd, Inc. 9,093 264,652
Walker & Dunlop, Inc. 2,190 164,272
Washington Trust Bancorp, Inc. 1,425 38,389
Waterstone Financial, Inc. 811 10,794
Webster Financial Corp. 16,834 970,480
Wells Fargo & Co. 102,433 8,259,173
WesBanco, Inc. 5,554 167,342
West Bancorp, Inc. 509 9,157
Westamerica Bancorp 2,504 119,942
Western Alliance Bancorp 8,965 695,325
Western New England Bancorp,
Inc. 4 43
#Western Union Co. (The) 36,938 297,351
Westwood Holdings Group, Inc. 4 70
*WEX, Inc. 2,630 446,258
White Mountains Insurance
Group, Ltd. 186 332,531
Willis Towers Watson PLC 6,822 2,154,456
Wintrust Financial Corp. 5,923 758,026
#WisdomTree, Inc. 10,666 141,538
*World Acceptance Corp. 368 57,894
WSFS Financial Corp. 5,597 306,939
Zions Bancorp NA 11,972 641,939
TOTAL FINANCIALS 313,579,323
HEALTH CARE — (8.2%)
*89bio, Inc. 13,792 131,024
Abbott Laboratories 43,978 5,549,584
AbbVie, Inc. 54,061 10,218,610
#*Absci Corp. 5,224 14,784
*ACADIA Pharmaceuticals, Inc. 13,209 314,770
*AdaptHealth Corp. 10,157 91,108
*Adaptive Biotechnologies Corp. 3,276 33,546
*Addus HomeCare Corp. 2,122 226,587
*ADMA Biologics, Inc. 12,740 238,238
Agilent Technologies, Inc. 10,258 1,177,721
*agilon health, Inc. 10,667 19,094
*Agios Pharmaceuticals, Inc. 2,732 101,685
*Akebia Therapeutics, Inc. 6,918 25,493
*Akero Therapeutics, Inc. 5,556 271,411
*Align Technology, Inc. 860 110,949
*Alkermes PLC 10,422 276,079
*Alnylam Pharmaceuticals, Inc. 2,664 1,044,927
#*Altimmune, Inc. 16 59
*American Shared Hospital
Services 2,139 5,390
*American Well Corp., Class A 1,456 10,702
Amgen, Inc. 14,984 4,421,778
*Amneal Pharmaceuticals, Inc. 18,099 141,534
#*Amylyx Pharmaceuticals, Inc. 4,500 36,135

Dimensional US Core Equity 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*AngioDynamics, Inc. 1,792 $ 15,877
*ANI Pharmaceuticals, Inc. 1,497 94,835
#*Arcellx, Inc. 1,940 138,497
#*ARS Pharmaceuticals, Inc. 692 12,235
*Artivion, Inc. 2,942 90,937
*Astrana Health, Inc. 5,090 121,447
*Atea Pharmaceuticals, Inc. 2,900 10,556
*AtriCure, Inc. 2,627 92,208
*Aura Biosciences, Inc. 3,190 21,979
*Avanos Medical, Inc. 3,960 44,233
*Avantor, Inc. 3,179 42,726
*Aveanna Healthcare Holdings,
Inc. 7,486 29,719
*Avidity Biosciences, Inc. 3,641 133,661
*Axogen, Inc. 2,264 29,636
*Azenta, Inc. 1,911 62,490
Baxter International, Inc. 32,292 702,674
#*Beam Therapeutics, Inc. 6,001 118,280
Becton Dickinson & Co. 9,053 1,613,697
*BioLife Solutions, Inc. 3,049 64,822
*BioMarin Pharmaceutical, Inc. 3,927 227,177
*Bio-Rad Laboratories, Inc., Class
A 1,729 418,332
Bio-Techne Corp. 1,826 99,937
*Bioventus, Inc., Class A 3,489 22,748
*Boston Scientific Corp. 23,435 2,458,800
#*BrightSpring Health Services,
Inc. 11,488 237,227
Bristol-Myers Squibb Co. 95,547 4,138,141
*Brookdale Senior Living, Inc. 18,066 140,012
Bruker Corp. 634 24,365
*Butterfly Network, Inc. 8,116 13,878
Cardinal Health, Inc. 6,787 1,053,478
*CareDx, Inc. 5,024 61,720
*Castle Biosciences, Inc. 2,155 32,648
*Catalyst Pharmaceuticals, Inc. 10,078 214,964
Cencora, Inc. 6,558 1,876,113
*Centene Corp. 22,912 597,316
*Certara, Inc. 16,992 167,201
*CG Oncology, Inc. 3,747 100,007
*Champions Oncology, Inc. 469 2,964
*Charles River Laboratories
International, Inc. 145 24,598
Chemed Corp. 1,154 475,794
Cigna Group (The) 7,884 2,108,024
#*Clover Health Investments
Corp. 23,911 69,103
*Codexis, Inc. 1,729 4,634
*Cogent Biosciences, Inc. 4,420 50,476
*Collegium Pharmaceutical, Inc. 3,030 90,476
*Community Health Systems, Inc. 6,184 16,078
Concentra Group Holdings
Parent, Inc. 4,899 97,833
CONMED Corp. 2,946 150,688
*Cooper Cos., Inc. (The) 12,708 898,329
*Corcept Therapeutics, Inc. 5,174 347,538
*CorVel Corp. 2,676 237,094
*Crinetics Pharmaceuticals, Inc. 73 2,087
Shares Value
HEALTH CARE — (Continued)
*Cumberland Pharmaceuticals,
Inc. 700 $ 2,415
CVS Health Corp. 25,922 1,609,756
Danaher Corp. 14,264 2,812,290
#*DaVita, Inc. 3,436 482,311
*Day One Biopharmaceuticals,
Inc. 2,649 17,775
*Denali Therapeutics, Inc. 12,878 178,103
*Design Therapeutics, Inc. 16 62
*Dexcom, Inc. 1,675 135,290
*Disc Medicine, Inc. 1,318 78,764
*DocGo, Inc. 7,435 10,112
*Doximity, Inc., Class A 6,591 387,221
*Dynavax Technologies Corp. 16,429 180,390
*Edgewise Therapeutics, Inc. 5,365 76,505
*Edwards Lifesciences Corp. 17,777 1,409,894
*Elanco Animal Health, Inc. 29,877 408,717
*Electromed, Inc. 371 6,756
*Eledon Pharmaceuticals, Inc. 3,793 11,948
Elevance Health, Inc. 6,170 1,746,604
Eli Lilly & Co. 24,501 18,132,455
Embecta Corp. 2,209 22,443
#*Emergent BioSolutions, Inc. 1,389 8,167
Encompass Health Corp. 7,439 819,108
*Enhabit, Inc. 2,321 15,597
*Enliven Therapeutics, Inc. 1,830 34,422
*Enovis Corp. 3,795 101,706
Ensign Group, Inc. (The) 4,111 616,650
*Envista Holdings Corp. 15,010 283,539
*Exact Sciences Corp. 12,572 590,255
*Exagen, Inc. 1,831 15,380
*Exelixis, Inc. 19,903 720,887
*FONAR Corp. 694 10,833
*Forian, Inc. 42 84
*Fulgent Genetics, Inc. 2,266 38,930
GE HealthCare Technologies, Inc. 25,500 1,818,660
Gilead Sciences, Inc. 37,790 4,243,439
#*Ginkgo Bioworks Holdings, Inc. 266 3,495
*Glaukos Corp. 1,918 165,121
*Globus Medical, Inc. 6,076 319,780
#*GRAIL, Inc. 204 6,979
*Haemonetics Corp. 3,248 240,482
*Halozyme Therapeutics, Inc. 7,483 448,756
*Harmony Biosciences Holdings,
Inc. 4,717 165,944
*Harrow, Inc. 408 12,958
HCA Healthcare, Inc. 3,569 1,263,390
*HealthEquity, Inc. 5,210 505,370
HealthStream, Inc. 2,562 67,022
*Henry Schein, Inc. 11,500 777,975
#*Hims & Hers Health, Inc. 9,505 629,041
*Hologic, Inc. 15,231 1,017,735
Humana, Inc. 2,349 586,945
*ICU Medical, Inc. 2,136 274,284
*IDEXX Laboratories, Inc. 2,385 1,274,329
*Illumina, Inc. 8,890 913,092
*ImmuCell Corp. 1,920 11,981
*Immunome, Inc. 1,752 18,431

Dimensional US Core Equity 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Incyte Corp. 13,396 $ 1,003,226
*InfuSystem Holdings, Inc. 2,494 13,966
#*Innoviva, Inc. 5,782 105,059
*Inogen, Inc. 8 51
*Insmed, Inc. 4,870 522,454
*Inspire Medical Systems, Inc. 1,947 242,479
*Insulet Corp. 3,348 965,563
#*Integer Holdings Corp. 3,256 353,309
*Integra LifeSciences Holdings
Corp. 1,166 15,321
*Intuitive Surgical, Inc. 4,283 2,060,508
*IQVIA Holdings, Inc. 7,561 1,405,287
iRadimed Corp. 503 29,345
#*Jazz Pharmaceuticals PLC 4,510 516,981
Johnson & Johnson 79,191 13,045,925
*Joint Corp. (The) 16 177
#*Journey Medical Corp. 1,821 13,384
*KalVista Pharmaceuticals, Inc. 945 12,880
*Kewaunee Scientific Corp. 402 22,247
*Kiniksa Pharmaceuticals
International PLC 2,168 65,604
*Kodiak Sciences, Inc. 3,093 20,337
*Krystal Biotech, Inc. 1,837 282,659
*Kymera Therapeutics, Inc. 3,474 151,988
Labcorp Holdings, Inc. 6,304 1,639,544
*Lantern Pharma, Inc. 4 18
#*Lantheus Holdings, Inc. 5,395 384,070
LeMaitre Vascular, Inc. 1,429 116,092
*LENSAR, Inc. 4 52
*LENZ Therapeutics, Inc. 1 30
*LifeStance Health Group, Inc. 40,162 159,845
*Ligand Pharmaceuticals, Inc. 1,812 238,423
*Lipocine, Inc. 2,328 7,519
*Lisata Therapeutics, Inc. 8 20
*LivaNova PLC 6,422 270,944
*MannKind Corp. 16,563 62,608
#*Masimo Corp. 3,435 528,269
McKesson Corp. 2,739 1,899,606
#*Medpace Holdings, Inc. 1,927 823,214
Medtronic PLC 28,182 2,543,144
#*MeiraGTx Holdings PLC 865 6,617
Merck & Co., Inc. 39,567 3,090,974
*Merit Medical Systems, Inc. 3,482 295,483
Mesa Laboratories, Inc. 334 25,544
*Mettler-Toledo International, Inc. 549 677,290
*MiMedx Group, Inc. 6,480 46,591
*Mineralys Therapeutics, Inc. 960 13,584
*Molina Healthcare, Inc. 4,388 692,734
*Monte Rosa Therapeutics, Inc. 2,649 13,113
*Natera, Inc. 4,371 584,228
National HealthCare Corp. 1,792 172,086
*Neogen Corp. 5,833 27,123
*NeoGenomics, Inc. 4,412 21,354
*Neurocrine Biosciences, Inc. 5,778 740,913
*Niagen Bioscience, Inc. 1,050 9,818
*Novocure, Ltd. 3,109 35,971
#*Nutex Health, Inc. 608 51,565
#*Nuvalent, Inc., Class A 781 61,191
Shares Value
HEALTH CARE — (Continued)
#*Nuvation Bio, Inc. 21,186 $ 49,999
*Omnicell, Inc. 3,963 122,893
*OptimizeRx Corp. 1,159 14,627
*Option Care Health, Inc. 9,319 273,513
*Oramed Pharmaceuticals, Inc. 4,523 9,724
*Organogenesis Holdings, Inc. 9,772 45,147
Organon & Co. 18,613 180,546
*OrthoPediatrics Corp. 1,575 32,634
*Pacira BioSciences, Inc. 5,158 108,782
*Pediatrix Medical Group, Inc. 10,063 123,272
*Pennant Group, Inc. (The) 1,833 40,638
*Penumbra, Inc. 1,315 331,735
*Performant Healthcare, Inc. 8 28
Perrigo Co. PLC 13,369 356,551
#*Personalis, Inc. 4,237 23,219
Pfizer, Inc. 181,067 4,217,050
Phibro Animal Health Corp.,
Class A 2,068 54,802
*Phreesia, Inc. 3,496 94,252
#Premier, Inc., Class A 12,102 259,951
*Prestige Consumer Healthcare,
Inc. 3,791 280,344
*Privia Health Group, Inc. 6,828 133,283
*Progyny, Inc. 5,096 119,807
*Protagonist Therapeutics, Inc. 2,565 138,151
*PTC Therapeutics, Inc. 5,141 267,898
*Pulmatrix, Inc. 1,402 7,879
*Puma Biotechnology, Inc. 3,416 10,624
Quest Diagnostics, Inc. 8,652 1,448,431
*QuidelOrtho Corp. 7,521 173,133
*RadNet, Inc. 3,957 216,567
*Rapid Micro Biosystems, Inc.,
Class A 396 1,319
Regeneron Pharmaceuticals, Inc. 645 351,822
*REGENXBIO, Inc. 2,555 21,743
*Repligen Corp. 2,478 290,099
#*Replimune Group, Inc. 5,796 40,746
ResMed, Inc. 5,361 1,457,870
*Revolution Medicines, Inc. 10,196 380,005
#Revvity, Inc. 5,564 489,076
*Rezolute, Inc. 2,131 12,679
*Rigel Pharmaceuticals, Inc. 665 14,005
*Roivant Sciences, Ltd. 47,541 540,066
*Sanara Medtech, Inc. 360 8,701
*Savara, Inc. 6,848 17,736
*Schrodinger, Inc. 3,493 71,013
Select Medical Holdings Corp. 9,775 144,572
#*Semler Scientific, Inc. 525 18,821
*Sensus Healthcare, Inc. 4 22
SIGA Technologies, Inc. 3,746 24,761
*Sight Sciences, Inc. 10 33
Simulations Plus, Inc. 512 6,666
*Solid Biosciences, Inc. 4 27
*Solventum Corp. 960 68,506
*Sonida Senior Living, Inc. 484 11,819
*Sotera Health Co. 18,695 214,806
STERIS PLC 4,037 914,340
#*Stoke Therapeutics, Inc. 3,205 41,184

Dimensional US Core Equity 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
Stryker Corp. 5,069 $ 1,990,748
#*Summit Therapeutics, Inc. 7,018 185,065
*Supernus Pharmaceuticals, Inc. 6,686 234,679
*Surgery Partners, Inc. 4,685 102,836
*Surmodics, Inc. 600 21,540
*Talkspace, Inc. 8,000 19,440
*Tarsus Pharmaceuticals, Inc. 8 311
*Teladoc Health, Inc. 20,887 150,595
Teleflex, Inc. 918 109,701
*Tenet Healthcare Corp. 7,905 1,274,918
*Theravance Biopharma, Inc. 4,033 45,008
Thermo Fisher Scientific, Inc. 7,372 3,447,737
*Tourmaline Bio, Inc. 1,462 32,354
#*TransMedics Group, Inc. 531 63,173
*Treace Medical Concepts, Inc. 3,025 16,244
*Trevi Therapeutics, Inc. 4,454 32,982
*TruBridge, Inc. 600 12,492
*Twist Bioscience Corp. 2,473 83,019
*UFP Technologies, Inc. 544 123,156
*United Therapeutics Corp. 3,040 835,088
UnitedHealth Group, Inc. 17,903 4,467,873
Universal Health Services, Inc.,
Class B 3,818 635,506
US Physical Therapy, Inc. 1,544 112,944
Utah Medical Products, Inc. 175 9,730
*Vanda Pharmaceuticals, Inc. 2,317 9,870
*Veeva Systems, Inc., Class A 3,787 1,076,265
*Ventyx Biosciences, Inc. 7,650 21,420
*Veracyte, Inc. 10,145 238,509
*Vericel Corp. 1,996 69,740
*Vertex Pharmaceuticals, Inc. 3,262 1,490,310
Viatris, Inc. 71,808 627,602
*Vicarious Surgical, Inc. 6 53
*Vir Biotechnology, Inc. 5,854 29,680
*Viridian Therapeutics, Inc. 9,515 166,703
#*Vor BioPharma, Inc. 2,715 5,620
*Waters Corp. 4,270 1,233,005
West Pharmaceutical Services,
Inc. 1,117 267,253
*XOMA Royalty Corp. 4 100
*Y-mAbs Therapeutics, Inc. 8 36
Zimmer Biomet Holdings, Inc. 13,753 1,260,462
Zoetis, Inc. 12,332 1,797,882
*Zymeworks, Inc. 6,663 83,687
TOTAL HEALTH CARE 162,843,655
INDUSTRIALS — (12.5%)
3M Co. 17,915 2,673,276
A.O. Smith Corp. 9,843 696,786
#AAON, Inc. 4,028 336,338
*AAR Corp. 4,236 316,472
ABM Industries, Inc. 5,679 261,972
ACCO Brands Corp. 4,924 18,465
#Acme United Corp. 429 17,237
Acuity, Inc. 2,374 739,145
*ACV Auctions, Inc., Class A 6,891 97,921
#Advanced Drainage Systems,
Inc. 2,366 271,498
#*Aebi Schmidt Holding AG 2,808 28,922
Shares Value
INDUSTRIALS — (Continued)
AECOM 9,051 $ 1,020,410
#*AeroVironment, Inc. 1,588 425,012
*AerSale Corp. 1,804 10,896
#AGCO Corp. 6,229 734,835
#*Air Industries Group 1,971 6,820
Air Lease Corp. 7,868 435,887
*Air T, Inc. 533 12,046
Alamo Group, Inc. 927 206,332
*Alaska Air Group, Inc. 11,296 598,236
Albany International Corp. 2,444 132,440
Alight, Inc., Class A 37,000 198,320
#*Allegiant Travel Co. 2,106 108,754
Allegion PLC 5,215 865,273
Allient, Inc. 550 22,170
Allison Transmission Holdings,
Inc. 8,637 777,935
*Alpha Pro Tech, Ltd. 1,930 9,380
*Amentum Holdings, Inc. 5,223 130,418
*American Airlines Group, Inc. 37,202 427,451
*American Superconductor Corp. 1,401 79,647
*American Woodmark Corp. 656 34,512
AMETEK, Inc. 8,439 1,559,949
*API Group Corp. 27,694 998,923
Apogee Enterprises, Inc. 4,253 178,583
Applied Industrial Technologies,
Inc. 3,044 826,446
#*Archer Aviation, Inc., Class A 6,786 68,064
Arcosa, Inc. 4,516 387,834
Argan, Inc. 1,007 246,695
Armstrong World Industries, Inc. 3,327 626,042
Astec Industries, Inc. 2,178 86,379
#*Astronics Corp. 1,724 62,271
*ATI, Inc. 8,143 626,522
Atmus Filtration Technologies,
Inc. 4,569 177,780
Automatic Data Processing, Inc. 14,922 4,618,359
*Axon Enterprise, Inc. 1,372 1,036,532
AZZ, Inc. 2,246 245,937
Barrett Business Services, Inc. 1,462 67,208
*Blade Air Mobility, Inc. 3,552 14,172
*Bloom Energy Corp., Class A 9,112 340,698
#*Blue Bird Corp. 3,686 165,096
*Boeing Co. (The) 16,071 3,565,191
Boise Cascade Co. 2,862 239,864
Booz Allen Hamilton Holding
Corp. 7,028 754,315
*Bowman Consulting Group, Ltd. 1,134 39,327
Brady Corp., Class A 2,967 209,381
*BrightView Holdings, Inc. 8,479 135,240
Brink's Co. (The) 2,496 218,001
Broadridge Financial Solutions,
Inc. 3,309 819,011
*Builders FirstSource, Inc. 8,575 1,090,140
BWX Technologies, Inc. 5,471 831,209
#*Byrna Technologies, Inc. 767 17,035
*CACI International, Inc., Class A 2,247 1,034,901
*Cadeler A/S, ADR 10 210
Cadre Holdings, Inc. 2,524 83,469
#Carlisle Cos., Inc. 3,209 1,138,264

Dimensional US Core Equity 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Carrier Global Corp. 33,178 $ 2,276,674
*Casella Waste Systems, Inc. 3,755 408,281
Caterpillar, Inc. 15,693 6,873,848
*CBIZ, Inc. 2,374 145,099
*CECO Environmental Corp. 1,759 79,067
CH Robinson Worldwide, Inc. 7,810 900,649
#*Chart Industries, Inc. 3,805 756,548
Cintas Corp. 8,673 1,930,176
Civeo Corp. 1,444 36,086
#*Clarivate PLC 28,331 109,074
*Clean Harbors, Inc. 3,940 929,091
CNH Industrial NV 134,842 1,747,552
Comfort Systems USA, Inc. 2,774 1,950,954
#Concentrix Corp. 6,159 320,083
Concrete Pumping Holdings, Inc. 2,041 13,940
*Conduent, Inc. 11,296 30,047
#*Construction Partners, Inc.,
Class A 2,038 205,532
Copa Holdings SA, Class A 3,099 342,935
*Copart, Inc. 33,263 1,507,812
*Core & Main, Inc., Class A 12,728 810,010
*Costamare Bulkers Holdings,
Ltd. 2,331 20,979
Costamare, Inc. 11,659 117,639
Covenant Logistics Group, Inc. 1,208 29,173
*CPI Aerostructures, Inc. 6,300 21,546
CRA International, Inc. 705 124,545
Crane Co. 3,444 674,232
CSG Systems International, Inc. 2,360 147,406
CSW Industrials, Inc. 1,144 296,845
CSX Corp. 133,481 4,743,915
Cummins, Inc. 6,535 2,402,397
Curtiss-Wright Corp. 2,151 1,054,463
#*Custom Truck One Source, Inc. 9,943 61,547
*Dayforce, Inc. 11,869 684,485
Deere & Co. 6,620 3,471,329
Delta Air Lines, Inc. 55,310 2,943,045
Deluxe Corp. 6,610 106,421
*Distribution Solutions Group, Inc. 2,436 73,007
*DNOW, Inc. 10,863 169,028
Donaldson Co., Inc. 10,166 731,647
Douglas Dynamics, Inc. 2,398 68,583
Dover Corp. 4,503 815,673
*Driven Brands Holdings, Inc. 10,838 183,162
*Ducommun, Inc. 1,298 118,092
Dun & Bradstreet Holdings, Inc. 31,133 283,310
*DXP Enterprises, Inc. 1,085 122,887
*Dycom Industries, Inc. 2,111 567,458
Eastern Co. (The) 909 20,952
Eaton Corp. PLC 6,861 2,639,564
EMCOR Group, Inc. 3,708 2,326,733
Emerson Electric Co. 18,974 2,760,907
*Energy Recovery, Inc. 2,897 38,965
Enerpac Tool Group Corp. 4,170 160,587
EnerSys 3,730 344,540
Ennis, Inc. 1,831 32,592
Enpro, Inc. 1,759 373,629
*Enviri Corp. 7,106 63,954
Shares Value
INDUSTRIALS — (Continued)
Equifax, Inc. 4,609 $ 1,107,220
Esab Corp. 3,460 464,228
ESCO Technologies, Inc. 1,316 254,909
Espey Mfg. & Electronics Corp. 201 8,844
*Everus Construction Group, Inc. 3,420 253,969
EVI Industries, Inc. 689 15,358
*ExlService Holdings, Inc. 8,822 383,139
Expeditors International of
Washington, Inc. 10,989 1,277,361
Exponent, Inc. 2,597 179,089
Fastenal Co. 41,370 1,908,398
Federal Signal Corp. 3,380 427,807
FedEx Corp. 14,135 3,159,031
Ferguson Enterprises, Inc. 12,065 2,694,476
#*First Advantage Corp. 6,155 106,420
Flowserve Corp. 7,892 442,268
*Fluor Corp. 14,732 836,336
Fortive Corp. 13,614 652,519
Fortune Brands Innovations, Inc. 10,994 599,613
Franklin Electric Co., Inc. 2,950 277,152
*FreightCar America, Inc. 389 3,952
#*Frontier Group Holdings, Inc. 12,583 55,114
FTAI Aviation, Ltd. 4,117 566,540
#FTAI Infrastructure, Inc. 9,202 57,697
*FTI Consulting, Inc. 2,502 416,208
*Gates Industrial Corp. PLC 18,841 467,257
GATX Corp. 2,958 451,657
GE Vernova, Inc. 3,436 2,268,756
Genco Shipping & Trading, Ltd. 1,423 22,668
*Gencor Industries, Inc. 4 58
*Generac Holdings, Inc. 4,475 871,238
General Dynamics Corp. 4,720 1,470,799
General Electric Co. 14,913 4,042,616
Genpact, Ltd. 10,174 448,165
*Gibraltar Industries, Inc. 2,920 192,808
Global Industrial Co. 2,243 76,397
*GMS, Inc. 2,774 304,141
Gorman-Rupp Co. (The) 2,129 87,630
Graco, Inc. 13,435 1,128,271
*Graham Corp. 504 28,804
#Granite Construction, Inc. 3,210 303,249
*Great Lakes Dredge & Dock
Corp. 7,309 80,984
Greenbrier Cos., Inc. (The) 2,761 125,626
Griffon Corp. 2,800 227,556
#*GXO Logistics, Inc. 6,552 325,700
*Hayward Holdings, Inc. 21,425 329,516
*Healthcare Services Group, Inc. 6,466 84,123
Heartland Express, Inc. 4,027 31,491
HEICO Corp. 1,406 459,481
HEICO Corp., Class A 2,166 559,023
Heidrick & Struggles International,
Inc. 1,981 88,214
Helios Technologies, Inc. 1,015 37,240
#Herc Holdings, Inc. 2,232 260,720
#Hexcel Corp. 4,144 248,267
Hillenbrand, Inc. 554 11,473
*Hillman Solutions Corp. 23,347 184,208

Dimensional US Core Equity 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
HireQuest, Inc. 311 $ 3,182
HNI Corp. 4,842 249,072
Honeywell International, Inc. 18,512 4,116,143
Howmet Aerospace, Inc. 16,553 2,975,733
Hub Group, Inc., Class A 5,058 177,131
Hubbell, Inc. 4,378 1,915,287
*Hudson Technologies, Inc. 3,030 28,452
Huntington Ingalls Industries, Inc. 2,997 835,743
*Hurco Cos., Inc. 634 12,185
*Huron Consulting Group, Inc. 1,410 186,233
Hyster-Yale, Inc. 923 38,775
*IBEX Holdings, Ltd. 897 26,524
ICF International, Inc. 647 54,277
*Ideal Power, Inc. 990 4,752
IDEX Corp. 4,991 816,078
#*IES Holdings, Inc. 1,323 467,112
Illinois Tool Works, Inc. 9,398 2,405,606
Ingersoll Rand, Inc. 11,189 946,925
#*Innodata, Inc. 851 46,720
*Innovative Solutions and
Support, Inc. 1,600 24,864
Insperity, Inc. 1,256 74,832
Insteel Industries, Inc. 1,556 56,172
Interface, Inc. 8,508 175,435
ITT, Inc. 4,479 761,251
Jacobs Solutions, Inc. 9,110 1,292,436
*Janus International Group, Inc. 5,604 48,026
JB Hunt Transport Services, Inc. 8,952 1,289,536
JBT Marel Corp. 821 113,134
*JetBlue Airways Corp. 37,475 166,389
Johnson Controls International
PLC 21,214 2,227,470
#Kadant, Inc. 817 271,873
Karat Packaging, Inc. 900 24,507
KBR, Inc. 9,960 465,530
Kennametal, Inc. 8,868 219,572
Kforce, Inc. 2,575 89,739
*Kirby Corp. 3,991 380,382
Knight-Swift Transportation
Holdings, Inc. 13,391 569,117
Korn Ferry 4,598 325,860
*Kratos Defense & Security
Solutions, Inc. 9,725 570,857
*L.B. Foster Co., Class A 4 94
L3Harris Technologies, Inc. 7,336 2,016,080
#Landstar System, Inc. 2,248 299,816
*Legalzoom.com, Inc. 9,946 89,415
Leidos Holdings, Inc. 12,263 1,957,788
Lennox International, Inc. 2,347 1,429,323
Leonardo DRS, Inc. 9,830 408,928
*Limbach Holdings, Inc. 696 95,352
Lincoln Electric Holdings, Inc. 3,667 892,914
Lindsay Corp. 791 107,979
*Liquidity Services, Inc. 2,310 55,163
#*Loar Holdings, Inc. 3,503 258,907
Lockheed Martin Corp. 7,281 3,065,155
LSI Industries, Inc. 1,673 30,616
Luxfer Holdings PLC 934 11,227
Shares Value
INDUSTRIALS — (Continued)
*Lyft, Inc., Class A 15,094 $ 212,222
*Manitowoc Co., Inc. (The) 1,983 25,283
ManpowerGroup, Inc. 3,264 134,640
Marten Transport, Ltd. 9,019 109,671
Masco Corp. 13,560 923,843
*MasTec, Inc. 5,418 1,025,140
*Masterbrand, Inc. 7,121 78,545
*Matrix Service Co. 1,606 24,540
Matson, Inc. 3,097 330,698
Maximus, Inc. 6,092 449,955
*Mayville Engineering Co., Inc. 483 8,100
McGrath RentCorp 1,695 211,519
*Mercury Systems, Inc. 5,131 269,839
#*Middleby Corp. (The) 5,008 727,162
Miller Industries, Inc. 941 38,346
MillerKnoll, Inc. 3,500 66,430
*Mistras Group, Inc. 1,115 8,853
#*Mobile Infrastructure Corp. 422 1,553
Moog, Inc., Class A 1,567 303,340
*MRC Global, Inc. 6,579 96,580
#MSA Safety, Inc. 2,520 448,232
MSC Industrial Direct Co., Inc. 3,251 281,602
Mueller Industries, Inc. 9,882 843,626
Mueller Water Products, Inc.,
Class A 9,639 238,662
*MYR Group, Inc. 906 175,311
National Presto Industries, Inc. 519 50,058
*Nephros, Inc. 2,462 8,740
*NEXTracker, Inc., Class A 12,412 723,123
NL Industries, Inc. 8 49
*NN, Inc. 3,347 6,527
Nordson Corp. 3,293 705,394
Norfolk Southern Corp. 12,369 3,438,582
Northrop Grumman Corp. 5,376 3,099,855
*NPK International, Inc. 6,669 60,154
*NV5 Global, Inc. 4,748 106,593
nVent Electric PLC 10,812 847,877
*NWPX Infrastructure, Inc. 639 26,697
Old Dominion Freight Line, Inc. 9,657 1,441,307
*OPENLANE, Inc. 9,496 233,981
*Optex Systems Holdings, Inc. 1,495 17,671
*Orion Group Holdings, Inc. 2,803 20,770
Oshkosh Corp. 5,172 654,413
Otis Worldwide Corp. 13,048 1,118,083
Owens Corning 6,966 971,269
PACCAR, Inc. 22,857 2,257,357
Pangaea Logistics Solutions, Ltd. 16 78
Park Aerospace Corp. 4 72
Parker-Hannifin Corp. 2,908 2,128,365
Park-Ohio Holdings Corp. 4 66
*Parsons Corp. 6,939 514,874
#Paychex, Inc. 15,480 2,234,228
#Paycom Software, Inc. 3,685 853,225
*Paylocity Holding Corp. 2,872 530,975
Pentair PLC 13,181 1,347,098
*Perma-Fix Environmental
Services, Inc. 697 8,029

Dimensional US Core Equity 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Perma-Pipe International
Holdings, Inc. 4 $ 89
Pioneer Power Solutions, Inc. 482 1,504
Pitney Bowes, Inc. 9,498 107,897
*Planet Labs PBC 28,989 181,181
#Powell Industries, Inc. 993 235,440
*Power Solutions International,
Inc. 572 53,625
Preformed Line Products Co. 582 89,820
Primoris Services Corp. 4,319 406,720
*Proto Labs, Inc. 2,315 99,823
Quad/Graphics, Inc. 3,416 18,207
Quanta Services, Inc. 4,139 1,680,972
*Radiant Logistics, Inc. 3,716 21,962
*RBC Bearings, Inc. 1,896 734,397
*RCM Technologies, Inc. 8 193
#Regal Rexnord Corp. 3,710 567,185
Republic Services, Inc. 4,932 1,137,566
*Resideo Technologies, Inc. 11,930 325,689
REV Group, Inc. 3,505 173,673
Robert Half, Inc. 6,124 226,037
#*Rocket Lab Corp. 10,441 479,451
Rockwell Automation, Inc. 4,519 1,589,377
Rollins, Inc. 15,041 861,398
RTX Corp. 29,522 4,651,782
Rush Enterprises, Inc., Class A 4,761 257,761
Rush Enterprises, Inc., Class B 988 53,658
*RXO, Inc. 4,316 66,682
Ryder System, Inc. 3,777 671,211
*Saia, Inc. 699 211,266
#Schneider National, Inc., Class B 5,791 141,590
#Science Applications
International Corp. 3,412 380,370
Sensata Technologies Holding
PLC 6,417 197,387
#*Shoals Technologies Group,
Inc., Class A 6,041 32,561
Simpson Manufacturing Co., Inc. 2,618 469,748
*SiteOne Landscape Supply, Inc. 2,620 361,115
*SkyWest, Inc. 3,747 434,502
Snap-on, Inc. 4,047 1,299,856
#Southwest Airlines Co. 49,531 1,531,994
*SPX Technologies, Inc. 2,817 513,793
SS&C Technologies Holdings,
Inc. 20,201 1,726,781
Standex International Corp. 1,336 220,093
Stanley Black & Decker, Inc. 10,839 733,258
Steelcase, Inc., Class A 8,305 85,791
*Sterling Infrastructure, Inc. 2,137 571,840
*Sun Country Airlines Holdings,
Inc. 3,490 40,449
#*Sunrun, Inc. 12,023 123,356
*TaskUS, Inc., Class A 1,808 30,881
*Taylor Devices, Inc. 148 6,675
*Team, Inc. 1,323 21,737
*TechPrecision Corp. 686 2,950
#Tecnoglass, Inc. 3,736 291,520
Tennant Co. 1,633 134,788
Terex Corp. 5,046 256,640
Shares Value
INDUSTRIALS — (Continued)
Tetra Tech, Inc. 19,084 $ 701,146
Textron, Inc. 13,880 1,079,448
*Thermon Group Holdings, Inc. 3,351 94,766
Timken Co. (The) 5,114 389,124
*Titan International, Inc. 1,131 9,568
*Titan Machinery, Inc. 1,059 20,460
Toro Co. (The) 7,974 592,069
Trane Technologies PLC 5,794 2,538,236
*Transcat, Inc. 141 10,777
TransDigm Group, Inc. 1,155 1,857,771
TransUnion 16,556 1,575,966
*Trex Co., Inc. 5,609 360,322
TriNet Group, Inc. 1,943 131,755
Trinity Industries, Inc. 8,612 200,660
*TTEC Holdings, Inc. 2,171 10,812
*Tutor Perini Corp. 4,976 239,594
*Uber Technologies, Inc. 29,501 2,588,713
UFP Industries, Inc. 5,144 504,112
U-Haul Holding Co. 9,575 497,900
*U-Haul Holding Co. 1,064 61,563
UL Solutions, Inc., Class A 3,576 261,477
*Ultralife Corp. 1,350 10,759
UniFirst Corp. 1,217 208,144
Union Pacific Corp. 17,179 3,813,223
*United Airlines Holdings, Inc. 23,917 2,112,110
United Parcel Service, Inc., Class
B 18,841 1,623,341
United Rentals, Inc. 4,101 3,620,937
#Universal Logistics Holdings,
Inc. 1,334 31,923
*Upwork, Inc. 12,338 147,562
*V2X, Inc. 3,725 176,490
Valmont Industries, Inc. 1,465 533,187
Veralto Corp. 11,776 1,234,478
Verisk Analytics, Inc. 4,558 1,270,360
*Verra Mobility Corp. 14,090 355,913
Vertiv Holdings Co., Class A 13,352 1,944,051
Vestis Corp. 53 321
*Vicor Corp. 1,872 83,192
#Virco Mfg. Corp. 1,186 9,180
VSE Corp. 1,235 193,327
Wabash National Corp. 1,781 17,739
Waste Management, Inc. 9,462 2,168,312
Watsco, Inc. 1,868 842,244
Watts Water Technologies, Inc.,
Class A 1,554 407,645
#Werner Enterprises, Inc. 5,908 163,770
WESCO International, Inc. 4,830 999,617
Westinghouse Air Brake
Technologies Corp. 5,620 1,079,321
*Willdan Group, Inc. 863 73,614
Willis Lease Finance Corp. 1,216 172,161
WillScot Holdings Corp. 4,139 121,480
Woodward, Inc. 3,964 1,019,065
Worthington Enterprises, Inc. 2,477 153,500
WW Grainger, Inc. 1,701 1,768,258
*Xometry, Inc., Class A 2,687 86,898
#*XPO, Inc. 8,446 1,015,969

Dimensional US Core Equity 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Xylem, Inc. 6,749 $ 976,040
Zurn Elkay Water Solutions Corp. 9,654 427,190
TOTAL INDUSTRIALS 248,451,005
INFORMATION TECHNOLOGY — (25.7%)
*8x8, Inc. 5,573 10,812
A10 Networks, Inc. 4,117 75,835
Accenture PLC, Class A 17,720 4,733,012
*ACI Worldwide, Inc. 6,194 263,617
Adeia, Inc. 13,352 172,908
*Adobe, Inc. 10,022 3,584,769
*ADTRAN Holdings, Inc. 1,919 17,828
Advanced Energy Industries, Inc. 2,786 387,031
*Advanced Micro Devices, Inc. 12,868 2,268,757
*Agilysys, Inc. 789 90,009
*Airgain, Inc. 904 4,032
*Akamai Technologies, Inc. 10,354 790,114
*Alarm.com Holdings, Inc. 2,583 141,109
#*Alkami Technology, Inc. 3,217 71,707
#*Allegro MicroSystems, Inc. 9,967 313,063
*Alpha & Omega Semiconductor,
Ltd. 1,491 37,976
*Ambarella, Inc. 1,842 121,738
Amdocs, Ltd. 7,309 623,896
Amkor Technology, Inc. 4,325 97,572
Amphenol Corp., Class A 23,474 2,500,216
*AmpliTech Group, Inc. 1,725 5,089
*Amtech Systems, Inc. 2,010 9,457
Analog Devices, Inc. 7,434 1,669,899
*Appfolio, Inc., Class A 1,294 345,990
Apple, Inc. 431,065 89,476,162
Applied Materials, Inc. 13,127 2,363,648
#*Applied Optoelectronics, Inc. 2,826 64,631
*AppLovin Corp., Class A 7,656 2,991,199
*Arista Networks, Inc. 14,024 1,728,037
*Arrow Electronics, Inc. 4,400 510,400
*ASGN, Inc. 985 49,388
#*Astera Labs, Inc. 4,906 670,797
*Astrotech Corp. 2 11
*Atlassian Corp., Class A 1,737 333,122
#*Aurora Innovation, Inc. 59,102 343,383
*Autodesk, Inc. 6,804 2,062,360
*AvePoint, Inc. 4,391 83,780
Avnet, Inc. 6,376 337,545
Badger Meter, Inc. 1,257 237,271
Bel Fuse, Inc., Class A 219 25,082
Bel Fuse, Inc., Class B 1,193 155,138
Belden, Inc. 2,291 283,282
Benchmark Electronics, Inc. 4,338 167,013
#Bentley Systems, Inc., Class B 15,960 925,361
*BILL Holdings, Inc. 7,530 322,660
#*BK Technologies Corp. 167 6,486
*Blackbaud, Inc. 4,009 270,287
*BlackLine, Inc. 2,274 122,296
#*Box, Inc., Class A 7,134 229,001
Broadcom, Inc. 95,867 28,156,138
#*C3.ai, Inc., Class A 7,701 181,436
*Cadence Design Systems, Inc. 5,380 1,961,387
*Calix, Inc. 3,354 190,138
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*CCC Intelligent Solutions
Holdings, Inc. 48,171 $ 465,814
CDW Corp. 7,895 1,376,730
*Cerence, Inc. 1,895 16,297
*CEVA, Inc. 1,851 39,556
*Ciena Corp. 7,843 728,144
*Cipher Mining, Inc. 32,782 178,990
*Cirrus Logic, Inc. 4,089 411,803
Cisco Systems, Inc. 86,797 5,909,140
Clear Secure, Inc., Class A 6,503 191,253
*Clearfield, Inc. 1,156 50,644
*Clearwater Analytics Holdings,
Inc., Class A 1 20
Climb Global Solutions, Inc. 327 38,586
*Cloudflare, Inc., Class A 2,839 589,604
*Coda Octopus Group, Inc. 4 30
Cognex Corp. 7,049 287,388
Cognizant Technology Solutions
Corp., Class A 21,094 1,513,705
*Coherent Corp. 8,622 927,727
*CommScope Holding Co., Inc. 13,689 112,250
*Commvault Systems, Inc. 1,263 239,907
*Consensus Cloud Solutions, Inc. 731 14,752
*CoreCard Corp. 306 8,859
Corning, Inc. 33,369 2,110,256
*Corsair Gaming, Inc. 8,976 81,323
#*CPI Card Group, Inc. 4 78
#Crane NXT Co. 3,426 203,299
*Credo Technology Group
Holding, Ltd. 5,117 570,801
*Crexendo, Inc. 4 22
*Crowdstrike Holdings, Inc., Class
A 1,637 744,131
CSP, Inc. 731 7,500
CTS Corp. 3,325 130,307
*CVD Equipment Corp. 3,304 12,753
#*Daily Journal Corp. 213 85,111
*Daktronics, Inc. 4,293 69,632
*Data I/O Corp. 3,526 11,424
*Data Storage Corp. 4 19
*Datadog, Inc., Class A 5,361 750,433
Dell Technologies, Inc., Class C 6,137 814,319
*Diebold Nixdorf, Inc. 3,842 216,266
*Digi International, Inc. 4,223 137,712
*Digital Turbine, Inc. 4,609 25,119
*DigitalOcean Holdings, Inc. 5,039 140,387
*Diodes, Inc. 949 46,852
*Docusign, Inc. 7,809 590,673
Dolby Laboratories, Inc., Class A 3,921 295,408
*Dropbox, Inc., Class A 12,076 328,105
*DXC Technology Co. 20,600 280,366
*Dynatrace, Inc. 16,042 843,970
#*Eastman Kodak Co. 5,414 36,274
*eGain Corp. 4 25
*Elastic NV 1,728 144,634
*Electro-Sensors, Inc. 210 931
#Entegris, Inc. 5,976 468,877
*EPAM Systems, Inc. 4,338 684,146
*ePlus, Inc. 3,287 212,932

Dimensional US Core Equity 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*EverCommerce, Inc. 141 $ 1,513
*Everspin Technologies, Inc. 2,337 14,162
*Evolv Technologies Holdings,
Inc. 4,836 31,700
#*Exodus Movement, Inc., Class
A 772 23,808
*Expensify, Inc., Class A 5,554 11,275
*F5, Inc. 3,559 1,115,462
*Fabrinet 2,950 955,003
*Fair Isaac Corp. 673 966,913
*Fastly, Inc., Class A 14,233 96,642
*First Solar, Inc. 2,889 504,795
*Flex, Ltd. 25,976 1,295,423
*FormFactor, Inc. 2,633 74,804
*Fortinet, Inc. 21,948 2,192,605
*Franklin Wireless Corp. 4 16
Frequency Electronics, Inc. 4 106
*Freshworks, Inc., Class A 12,256 159,205
*Gartner, Inc. 2,684 908,937
Gen Digital, Inc. 40,478 1,193,696
#*GlobalFoundries, Inc. 13,341 498,820
#*Globant SA 872 73,475
*GoDaddy, Inc., Class A 4,680 756,194
*Grid Dynamics Holdings, Inc. 9,245 87,735
*GSI Technology, Inc. 4 17
*Guidewire Software, Inc. 3,046 689,066
Hackett Group, Inc. (The) 1,523 35,623
*Harmonic, Inc. 12,587 107,115
Hewlett Packard Enterprise Co. 90,608 1,874,680
HP, Inc. 34,854 864,379
*HubSpot, Inc. 851 442,222
#*I3 Verticals, Inc., Class A 1,562 43,705
*Identiv, Inc. 3,236 11,747
#*Informatica, Inc., Class A 4,269 105,444
Information Services Group, Inc. 3,628 15,637
#*Insight Enterprises, Inc. 1,454 172,415
*Intapp, Inc. 1,717 68,766
Intel Corp. 29,749 589,030
*Intellicheck, Inc. 2,213 10,954
*Intellinetics, Inc. 796 9,592
#InterDigital, Inc. 2,784 718,829
#*Interlink Electronics, Inc. 305 1,992
International Business Machines
Corp. 24,807 6,279,892
Intuit, Inc. 4,329 3,398,828
#*IonQ, Inc. 3,810 151,905
*IPG Photonics Corp. 1,555 116,454
*Itron, Inc. 2,917 363,283
Jabil, Inc. 7,327 1,635,167
*Jamf Holding Corp. 11,169 88,682
*JFrog, Ltd. 4,080 177,113
*Keysight Technologies, Inc. 5,652 926,419
*Kimball Electronics, Inc. 2,053 38,514
KLA Corp. 3,783 3,325,370
*Klaviyo, Inc., Class A 2,715 84,436
*Knowles Corp. 10,106 205,253
Kulicke & Soffa Industries, Inc. 2,530 82,883
*KVH Industries, Inc. 4 21
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Kyndryl Holdings, Inc. 17,208 $ 649,946
Lam Research Corp. 16,427 1,557,937
*Lantronix, Inc. 10,700 34,347
*Lattice Semiconductor Corp. 3,251 161,997
*LGL Group, Inc. (The) 222 1,615
#*Life360, Inc. 2,033 155,707
Littelfuse, Inc. 1,506 387,539
*LiveRamp Holdings, Inc. 7,435 244,017
*Lumentum Holdings, Inc. 2,474 272,338
*MACOM Technology Solutions
Holdings, Inc. 2,747 376,724
*Manhattan Associates, Inc. 2,437 535,311
Marvell Technology, Inc. 24,338 1,956,045
*MaxLinear, Inc. 2,010 31,798
*Meridianlink, Inc. 5,131 81,993
Methode Electronics, Inc. 3,361 22,048
#Microchip Technology, Inc. 5,524 373,367
Micron Technology, Inc. 24,572 2,681,788
Microsoft Corp. 182,977 97,618,229
*Mirion Technologies, Inc. 12,034 268,960
*Mitek Systems, Inc. 3,300 29,766
MKS, Inc. 965 91,849
*MongoDB, Inc. 4,233 1,006,988
#Monolithic Power Systems, Inc. 1,308 930,302
Motorola Solutions, Inc. 4,479 1,966,191
*M-Tron Industries, Inc. 269 11,831
*N-able, Inc. 2,536 20,491
Napco Security Technologies, Inc. 1,468 44,818
#*nCino, Inc. 8,429 235,380
*NCR Voyix Corp. 13,704 186,648
NetApp, Inc. 13,067 1,360,667
*NETGEAR, Inc. 2,515 58,474
*NetScout Systems, Inc. 9,051 193,872
*NetSol Technologies, Inc. 636 2,589
*Nortech Systems, Inc. 1,076 9,049
*Novanta, Inc. 2,103 258,711
*Nutanix, Inc., Class A 14,330 1,077,186
NVE Corp. 142 8,993
NVIDIA Corp. 662,381 117,817,708
NXP Semiconductors NV 14,153 3,025,487
*Okta, Inc. 9,192 898,978
*Olo, Inc., Class A 8,211 86,051
*ON Semiconductor Corp. 5,182 292,058
*ON24, Inc. 3,596 17,836
*One Stop Systems, Inc. 4,700 25,333
OneSpan, Inc. 2,662 39,264
*Onto Innovation, Inc. 2,494 236,306
*Ooma, Inc. 1,500 17,070
*Optical Cable Corp. 5,300 23,744
Oracle Corp. 47,105 11,953,836
*OSI Systems, Inc. 1,103 243,774
*Ouster, Inc. 3,382 79,071
*Palantir Technologies, Inc.,
Class A 14,585 2,309,535
*Palo Alto Networks, Inc. 8,625 1,497,300
#*PAR Technology Corp. 2,191 133,169
PC Connection, Inc. 3,206 197,458
Pegasystems, Inc. 9,028 530,034

Dimensional US Core Equity 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
#*Penguin Solutions, Inc. 5,265 $ 124,096
*Photronics, Inc. 5,220 106,279
*Plexus Corp. 2,130 271,575
Power Integrations, Inc. 3,214 155,943
*Powerfleet, Inc. 11,256 45,699
#*Procore Technologies, Inc. 4,599 329,426
Progress Software Corp. 3,707 178,233
*PTC, Inc. 7,206 1,547,921
*Pure Storage, Inc., Class A 10,292 612,580
*Q2 Holdings, Inc. 2,166 175,879
*Qorvo, Inc. 1,250 104,500
QUALCOMM, Inc. 29,037 4,261,470
*Qualys, Inc. 1,967 261,749
*Ralliant Corp. 3,955 180,823
*Rambus, Inc. 7,241 535,327
Red Violet, Inc. 724 32,095
#ReposiTrak, Inc. 4 66
*Research Solutions, Inc. 2,711 7,225
*RF Industries, Ltd. 4 33
*Ribbon Communications, Inc. 15,252 57,348
Richardson Electronics, Ltd. 4 40
*RingCentral, Inc., Class A 4,815 122,734
*Riot Platforms, Inc. 6,754 90,571
Roper Technologies, Inc. 3,129 1,722,202
Salesforce, Inc. 19,522 5,043,118
*Samsara, Inc., Class A 4,083 155,276
*Sandisk Corp. 3,204 137,516
*Sanmina Corp. 3,839 445,478
Sapiens International Corp. NV 3,804 104,268
*ScanSource, Inc. 1,713 66,533
Seagate Technology Holdings
PLC 5,975 938,135
*SEMrush Holdings, Inc., Class A 5,566 49,871
*Semtech Corp. 2,083 106,441
*SentinelOne, Inc., Class A 19,284 353,669
*ServiceNow, Inc. 3,010 2,838,791
*Silicon Laboratories, Inc. 1,738 229,016
*SiTime Corp. 825 167,351
*SkyWater Technology, Inc. 3,239 28,989
#Skyworks Solutions, Inc. 3,640 249,486
*Snowflake, Inc. 5,689 1,271,491
*SoundThinking, Inc. 793 9,048
*Sprinklr, Inc., Class A 10,059 90,632
*SPS Commerce, Inc. 2,082 226,657
*Stratasys, Ltd. 20 217
*Synaptics, Inc. 836 52,417
*Synchronoss Technologies, Inc. 1,390 10,175
*Synopsys, Inc. 2,448 1,550,735
Taitron Components, Inc. 2,421 5,254
TD SYNNEX Corp. 4,335 625,931
TE Connectivity PLC 12,817 2,637,098
*Teledyne Technologies, Inc. 2,771 1,526,876
*Telos Corp. 10 26
*Teradata Corp. 4,852 101,552
Teradyne, Inc. 2,568 275,880
#*Terawulf, Inc. 14,400 74,304
Texas Instruments, Inc. 21,325 3,861,104
*TransAct Technologies, Inc. 2,777 10,469
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Trimble, Inc. 13,334 $ 1,118,589
*Trio-Tech International 114 620
*TTM Technologies, Inc. 7,880 372,330
*Turtle Beach Corp. 4 58
*Twilio, Inc., Class A 8,468 1,092,372
*Tyler Technologies, Inc. 1,100 643,016
*UiPath, Inc., Class A 24,738 290,671
*Unisys Corp. 2,604 10,755
*Unity Software, Inc. 27,393 913,830
Universal Display Corp. 2,918 421,359
*Veeco Instruments, Inc. 1,850 38,443
*Verint Systems, Inc. 5,675 120,764
VeriSign, Inc. 2,370 637,222
#*Vertex, Inc., Class A 2,330 77,286
#*Viant Technology, Inc., Class A 8 116
*Viasat, Inc. 4,388 72,095
*Viavi Solutions, Inc. 16,330 164,116
Vishay Intertechnology, Inc. 14,033 230,001
*Vishay Precision Group, Inc. 893 23,682
Vontier Corp. 17,180 712,455
#Western Digital Corp. 23,647 1,860,782
*WidePoint Corp. 689 2,074
*Workday, Inc., Class A 5,147 1,180,619
#Xerox Holdings Corp. 5,733 23,219
*Xperi, Inc. 2,220 13,364
*Yext, Inc. 7,772 63,109
*Zebra Technologies Corp. 3,016 1,022,484
*Zeta Global Holdings Corp.,
Class A 6,108 95,590
*Zoom Communications, Inc. 14,815 1,097,051
*Zscaler, Inc. 1,644 469,461
TOTAL INFORMATION
TECHNOLOGY 510,591,555
MATERIALS — (3.0%)
AdvanSix, Inc. 2,032 40,884
Air Products and Chemicals, Inc. 8,268 2,380,192
#Albemarle Corp. 141 9,567
Alcoa Corp. 17,493 524,265
Amcor PLC 202,353 1,892,001
*Ampco-Pittsburgh Corp. 3,984 12,868
AptarGroup, Inc. 5,060 795,128
Ardagh Metal Packaging SA 10,296 40,772
*Arq, Inc. 3,130 16,745
*Ascent Industries Co. 4 51
Ashland, Inc. 806 41,557
*Aspen Aerogels, Inc. 940 7,200
Avery Dennison Corp. 8,754 1,468,659
Avient Corp. 8,453 266,861
*Axalta Coating Systems, Ltd. 22,833 646,631
Balchem Corp. 1,898 289,388
Ball Corp. 20,729 1,186,943
Cabot Corp. 4,670 337,081
Caledonia Mining Corp. PLC 6 118
Carpenter Technology Corp. 3,207 799,794
*Century Aluminum Co. 8,707 184,414
CF Industries Holdings, Inc. 14,783 1,372,306
Chemours Co. (The) 9,687 116,050
*Coeur Mining, Inc. 20,927 181,856

Dimensional US Core Equity 1 ETF
continued
Shares Value
MATERIALS — (Continued)
Commercial Metals Co. 9,498 $ 492,566
*Compass Minerals International,
Inc. 2,300 45,839
Corteva, Inc. 24,421 1,761,487
CRH PLC 26,216 2,502,317
Crown Holdings, Inc. 10,461 1,039,405
*Dakota Gold Corp. 4,468 16,085
#Dow, Inc. 3,377 78,650
DuPont de Nemours, Inc. 13,920 1,000,848
Eagle Materials, Inc. 3,354 752,269
Eastman Chemical Co. 7,068 513,207
Ecolab, Inc. 5,849 1,531,034
*Ecovyst, Inc. 10,429 89,794
Element Solutions, Inc. 19,482 459,775
Flexible Solutions International,
Inc. 602 3,210
#*Flotek Industries, Inc. 1,208 14,556
FMC Corp. 5,701 222,567
Freeport-McMoRan, Inc. 54,703 2,201,249
Friedman Industries, Inc. 4 61
#Graphic Packaging Holding Co. 30,945 691,930
Greif, Inc., Class A 2,636 167,201
Greif, Inc., Class B 4 263
#Hawkins, Inc. 1,520 248,186
HB Fuller Co. 3,285 184,617
Hecla Mining Co. 57,562 330,406
#*Idaho Strategic Resources, Inc. 6 98
*Ingevity Corp. 3,268 136,570
Innospec, Inc. 1,550 123,845
International Flavors &
Fragrances, Inc. 11,594 823,522
#International Paper Co. 20,148 941,718
*Intrepid Potash, Inc. 804 26,757
#*Ivanhoe Electric, Inc. 5,179 49,511
*James Hardie Industries PLC 6,909 179,219
Kaiser Aluminum Corp. 921 71,203
*Knife River Corp. 3,629 299,320
Koppers Holdings, Inc. 1,782 58,557
Kronos Worldwide, Inc. 3,618 19,356
Linde PLC 13,919 6,406,359
Louisiana-Pacific Corp. 5,592 505,573
*LSB Industries, Inc. 5,635 43,559
LyondellBasell Industries NV,
Class A 6,642 384,771
*Magnera Corp. 371 4,619
Martin Marietta Materials, Inc. 1,980 1,138,262
Materion Corp. 1,794 188,908
#*McEwen, Inc. 2,396 24,343
Minerals Technologies, Inc. 2,483 144,386
Mosaic Co. (The) 19,011 684,586
*MP Materials Corp. 8,409 517,154
Myers Industries, Inc. 790 11,573
NewMarket Corp. 796 546,852
Newmont Corp. 43,990 2,731,779
Nexa Resources SA 1,501 7,265
Nucor Corp. 2,854 408,322
*O-I Glass, Inc. 15,370 199,964
Packaging Corp. of America 8,942 1,732,512
Shares Value
MATERIALS — (Continued)
*Perimeter Solutions, Inc. 15,571 $ 251,160
PPG Industries, Inc. 10,085 1,063,968
#Ramaco Resources, Inc., Class
A 962 19,577
Ramaco Resources, Inc., Class B 35 475
*Rayonier Advanced Materials,
Inc. 2,896 11,121
Reliance, Inc. 3,729 1,081,895
Royal Gold, Inc. 4,318 653,832
RPM International, Inc. 10,928 1,283,056
Ryerson Holding Corp. 2,434 50,140
Scotts Miracle-Gro Co. (The) 3,343 209,472
Sealed Air Corp. 12,253 358,645
Sensient Technologies Corp. 2,807 315,198
Sherwin-Williams Co. (The) 8,282 2,740,348
Silgan Holdings, Inc. 7,731 359,723
*Smith-Midland Corp. 421 14,638
Smurfit WestRock PLC 31,418 1,394,331
Sonoco Products Co. 6,140 276,730
Southern Copper Corp. 2,223 209,318
Steel Dynamics, Inc. 12,971 1,654,581
SunCoke Energy, Inc. 11,198 82,753
Sylvamo Corp. 5,461 251,588
*Tredegar Corp. 1,428 12,438
TriMas Corp. 4,556 162,786
United States Lime & Minerals,
Inc. 1,771 176,356
#*US Gold Corp. 4 41
Vulcan Materials Co. 4,856 1,333,798
Warrior Met Coal, Inc. 2,260 116,119
Worthington Steel, Inc. 4,916 150,036
TOTAL MATERIALS 59,603,439
REAL ESTATE — (0.3%)
*AMREP Corp. 486 10,813
*Anywhere Real Estate, Inc. 8,832 40,804
*CBRE Group, Inc., Class A 10,542 1,641,811
*CKX Lands, Inc. 100 1,200
*Compass, Inc., Class A 34,067 270,492
*Comstock Holding Cos., Inc. 4 50
*CoStar Group, Inc. 13,771 1,310,861
*Cushman & Wakefield PLC 15,714 191,554
*Douglas Elliman, Inc. 4,960 13,640
eXp World Holdings, Inc. 6,579 70,922
*Five Point Holdings LLC, Class A 3,064 16,331
*Forestar Group, Inc. 2,025 50,220
*FRP Holdings, Inc. 1,324 34,954
#*Howard Hughes Holdings, Inc. 2,916 200,417
*Jones Lang LaSalle, Inc. 2,949 797,292
Kennedy-Wilson Holdings, Inc. 9,862 72,190
Marcus & Millichap, Inc. 4,387 136,699
*Maui Land & Pineapple Co., Inc. 4 68
Millrose Properties, Inc. 1,179 35,358
Newmark Group, Inc., Class A 12,398 188,078
*RE/MAX Holdings, Inc. 1,361 10,466
RMR Group, Inc. (The), Class A 704 11,306
*Seaport Entertainment Group,
Inc. 462 10,658
St. Joe Co. (The) 3,047 153,873

Dimensional US Core Equity 1 ETF
continued
Shares Value
REAL ESTATE — (Continued)
*Tejon Ranch Co. 2,308 $ 41,452
*Zillow Group, Inc., Class A 2,839 217,893
*Zillow Group, Inc., Class C 13,180 1,048,469
TOTAL REAL ESTATE 6,577,871
UTILITIES — (2.5%)
AES Corp. (The) 3,761 49,457
ALLETE, Inc. 987 65,073
#Alliant Energy Corp. 14,954 972,160
Ameren Corp. 6,243 631,355
American Electric Power Co., Inc. 21,091 2,386,236
American States Water Co. 1,703 125,324
American Water Works Co., Inc. 4,981 698,535
Artesian Resources Corp., Class
A 349 11,395
#Atmos Energy Corp. 4,266 665,155
Avista Corp. 4,413 164,605
Black Hills Corp. 3,762 217,368
Brookfield Renewable Corp. 4,446 162,857
California Water Service Group 2,907 132,181
CenterPoint Energy, Inc. 33,355 1,294,841
Chesapeake Utilities Corp. 1,345 161,239
Clearway Energy, Inc., Class A 1,937 59,621
#Clearway Energy, Inc., Class C 4,130 134,762
CMS Energy Corp. 15,119 1,115,782
Consolidated Edison, Inc. 10,560 1,092,960
Consolidated Water Co., Ltd.,
Class OR 777 22,603
Constellation Energy Corp. 6,613 2,300,266
Dominion Energy, Inc. 30,485 1,781,848
DTE Energy Co. 4,992 690,943
Duke Energy Corp. 15,312 1,862,552
Edison International 19,657 1,024,523
Entergy Corp. 13,244 1,197,655
Essential Utilities, Inc. 17,973 661,406
Evergy, Inc. 13,108 928,046
Eversource Energy 16,824 1,112,066
#Exelon Corp. 35,331 1,587,775
FirstEnergy Corp. 30,644 1,308,805
Genie Energy, Ltd., Class B 1,790 36,373
Global Water Resources, Inc. 4 38
H2O America 2,263 109,280
*Hallador Energy Co. 6,849 120,816
*Hawaiian Electric Industries, Inc. 8,812 94,465
#IDACORP, Inc. 3,550 444,921
MDU Resources Group, Inc. 16,453 283,814
MGE Energy, Inc. 2,023 171,834
Middlesex Water Co. 978 50,465
National Fuel Gas Co. 5,066 439,678
New Jersey Resources Corp. 8,490 389,776
NextEra Energy, Inc. 47,342 3,364,123
Shares Value
UTILITIES — (Continued)
NiSource, Inc. 24,047 $ 1,020,795
Northwest Natural Holding Co. 1,992 79,521
Northwestern Energy Group, Inc. 4,107 220,546
NRG Energy, Inc. 8,191 1,369,535
OGE Energy Corp. 11,181 507,841
#ONE Gas, Inc. 3,103 225,588
Ormat Technologies, Inc. 6,189 553,358
#Otter Tail Corp. 2,014 155,441
PG&E Corp. 66,208 928,236
#Pinnacle West Capital Corp. 6,397 579,696
Portland General Electric Co. 6,692 275,175
PPL Corp. 15,335 547,306
Public Service Enterprise Group,
Inc. 15,775 1,416,437
*Pure Cycle Corp. 4 39
RGC Resources, Inc. 590 11,883
Sempra 22,930 1,872,922
Southern Co. (The) 24,258 2,291,896
Southwest Gas Holdings, Inc. 4,115 321,546
Spire, Inc. 2,640 196,601
*Talen Energy Corp. 97 36,624
TXNM Energy, Inc. 4,253 241,528
UGI Corp. 11,342 410,354
Unitil Corp. 1,008 51,993
Vistra Corp. 14,152 2,951,258
WEC Energy Group, Inc. 9,683 1,056,222
Xcel Energy, Inc. 19,186 1,409,020
York Water Co. (The) 463 14,010
TOTAL UTILITIES 48,870,348
TOTAL COMMON STOCKS 1,917,803,977
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*<Mirati Therapeutics CVR 45 138
*Poseida Therapeutics, Inc. CVR 18 9
*Verve Therapeutics, Inc. CVR 801 505
TOTAL HEALTH CARE 652
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 223 2,007
*M-Tron Industries, Inc. 03/11/28 269 484
TOTAL INFORMATION
TECHNOLOGY 2,491
TOTAL RIGHTS/WARRANTS 3,143
TOTAL INVESTMENT SECURITIES — (96.6%)
(Cost $1,675,372,196) 1,917,807,120
SECURITIES LENDING COLLATERAL — (3.4%)
@§The DFA Short Term
Investment Fund 5,899,326 68,237,500
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,743,609,696) $ 1,986,044,620

Dimensional US Core Equity 1 ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 172,493,700 $ — $ — $ 172,493,700
Consumer Discretionary ................ 203,580,444 — — 203,580,444
Consumer Staples .................... 108,875,844 — — 108,875,844
Energy ............................. 82,336,793 — — 82,336,793
Financials ........................... 313,579,318 5 — 313,579,323
Health Care ......................... 162,843,655 — — 162,843,655
Industrials ........................... 248,451,005 — — 248,451,005
Information Technology ................ 510,591,555 — — 510,591,555
Materials ........................... 59,603,439 — — 59,603,439
Real Estate .......................... 6,577,871 — — 6,577,871
Utilities ............................. 48,870,348 — — 48,870,348
Rights/Warrants
Health Care ......................... — 514 138 652
Information Technology ................ 2,491 — — 2,491
Securities Lending Collateral .............. — 68,237,500 — 68,237,500
Total Investments ....................... $1,917,806,463 $68,238,019 $138> $1,986,044,620
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional US High Profitability ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (98.7%)
COMMUNICATION SERVICES — (4.0%)
AT&T, Inc. 809,880 $ 22,198,811
#*Charter Communications, Inc.,
Class A 108,574 29,245,493
#*Live Nation Entertainment, Inc. 60,272 8,902,174
Meta Platforms, Inc., Class A 342,596 264,977,450
#Omnicom Group, Inc. 114,251 8,231,784
T-Mobile US, Inc. 54 12,874
Verizon Communications, Inc. 693,239 29,642,900
Warner Music Group Corp., Class
A 54,126 1,583,727
TOTAL COMMUNICATION
SERVICES 364,795,213
CONSUMER DISCRETIONARY — (9.8%)
Best Buy Co., Inc. 409,000 26,609,540
Booking Holdings, Inc. 1,219 6,709,449
*Burlington Stores, Inc. 45,454 12,407,124
*Carnival Corp. 637,985 18,992,813
*Carvana Co. 65,567 25,582,276
*Chewy, Inc., Class A 23,158 849,899
*Chipotle Mexican Grill, Inc. 1,209,916 51,881,198
Darden Restaurants, Inc. 102,262 20,623,178
*Deckers Outdoor Corp. 50,428 5,353,941
Dick's Sporting Goods, Inc. 41,887 8,859,519
eBay, Inc. 335,458 30,778,271
Expedia Group, Inc. 109,851 19,797,347
General Motors Co. 466,648 24,891,004
Home Depot, Inc. (The) 570,343 209,606,756
Las Vegas Sands Corp. 308,930 16,187,932
Lowe's Cos., Inc. 44,658 9,984,189
*Lululemon Athletica, Inc. 93,164 18,682,177
Marriott International, Inc., Class
A 8,160 2,152,853
NIKE, Inc., Class B 448,273 33,481,510
*NVR, Inc. 1,976 14,917,792
*O'Reilly Automotive, Inc. 9,044 889,206
#Pool Corp. 7,259 2,236,788
Ross Stores, Inc. 407,298 55,612,469
Royal Caribbean Cruises, Ltd. 171,971 54,664,422
Service Corp. International 197,509 15,071,912
Tapestry, Inc. 24,718 2,670,286
TJX Cos., Inc. (The) 780,163 97,153,698
#Tractor Supply Co. 940,609 53,567,683
*Ulta Beauty, Inc. 38,182 19,664,112
Williams-Sonoma, Inc. 181,812 34,007,935
TOTAL CONSUMER
DISCRETIONARY 893,887,279
CONSUMER STAPLES — (9.5%)
Albertsons Cos., Inc., Class A 122,458 2,353,643
Altria Group, Inc. 141,145 8,742,521
*BJ's Wholesale Club Holdings,
Inc. 61,353 6,497,283
Clorox Co. (The) 74,646 9,372,552
Coca-Cola Co. (The) 2,155,508 146,337,438
Shares Value
CONSUMER STAPLES — (Continued)
Colgate-Palmolive Co. 547,661 $ 45,921,375
Constellation Brands, Inc., Class
A 1,062 177,396
Costco Wholesale Corp. 187,581 176,258,611
#Hershey Co. (The) 86,177 16,040,125
Kenvue, Inc. 91,287 1,957,193
Kimberly-Clark Corp. 354,570 44,186,513
Kroger Co. (The) 997,203 69,903,930
PepsiCo, Inc. 1,006,813 138,859,649
Procter & Gamble Co. (The) 709,791 106,802,252
*Sprouts Farmers Market, Inc. 10,138 1,536,313
Sysco Corp. 630,925 50,221,630
Target Corp. 324,261 32,588,231
TOTAL CONSUMER STAPLES 857,756,655
ENERGY — (3.3%)
Cheniere Energy, Inc. 332,152 78,348,014
Chevron Corp. 313,076 47,474,845
ConocoPhillips 384,060 36,616,280
Coterra Energy, Inc. 74,840 1,825,348
Devon Energy Corp. 499,480 16,592,726
EOG Resources, Inc. 127,363 15,286,107
Expand Energy Corp. 42 4,401
Exxon Mobil Corp. 396 44,209
Marathon Petroleum Corp. 114,186 19,433,315
#Occidental Petroleum Corp. 649,008 28,517,412
Targa Resources Corp. 231,508 38,525,246
#Texas Pacific Land Corp. 9,897 9,581,583
Valero Energy Corp. 41,895 5,752,602
TOTAL ENERGY 298,002,088
FINANCIALS — (10.6%)
American Express Co. 314,102 94,013,870
Ameriprise Financial, Inc. 142,644 73,916,694
Aon PLC, Class A 79,422 28,251,200
*Corpay, Inc. 77,132 24,917,493
Equitable Holdings, Inc. 301,595 15,486,903
FactSet Research Systems, Inc. 2,697 1,086,621
LPL Financial Holdings, Inc. 63,697 25,206,814
Marsh & McLennan Cos., Inc. 8,975 1,787,820
Mastercard, Inc., Class A 403,265 228,437,525
Moody's Corp. 89,253 46,030,450
Principal Financial Group, Inc. 11,203 871,929
Travelers Cos., Inc. (The) 135,945 35,378,327
Visa, Inc., Class A 1,075,537 371,565,767
Willis Towers Watson PLC 61,061 19,283,674
TOTAL FINANCIALS 966,235,087
HEALTH CARE — (14.1%)
AbbVie, Inc. 1,144,332 216,301,635
Amgen, Inc. 363,063 107,139,891
Bristol-Myers Squibb Co. 1,427,410 61,821,127
Cardinal Health, Inc. 45,575 7,074,151
Cencora, Inc. 198,550 56,801,184
#*DaVita, Inc. 34,187 4,798,829
Eli Lilly & Co. 421,020 311,584,271

49
Dimensional US High Profitability ETF
continued
Shares Value
HEALTH CARE — (Continued)
Gilead Sciences, Inc. 839,532 $ 94,271,048
HCA Healthcare, Inc. 11,521 4,078,319
*Hologic, Inc. 10,174 679,827
*IDEXX Laboratories, Inc. 80,128 42,813,192
*IQVIA Holdings, Inc. 1,527 283,808
Johnson & Johnson 1,343,566 221,339,063
*Medpace Holdings, Inc. 8,725 3,727,320
Merck & Co., Inc. 928,397 72,526,374
*Mettler-Toledo International, Inc. 11,524 14,216,928
*Solventum Corp. 11,260 803,514
*Waters Corp. 47,298 13,657,770
Zoetis, Inc. 300,178 43,762,951
TOTAL HEALTH CARE 1,277,681,202
INDUSTRIALS — (15.3%)
3M Co. 235,526 35,145,190
#Advanced Drainage Systems,
Inc. 20,099 2,306,360
Allegion PLC 50,127 8,317,072
Automatic Data Processing, Inc. 287,115 88,862,093
Booz Allen Hamilton Holding
Corp. 48,579 5,213,984
Broadridge Financial Solutions,
Inc. 93,327 23,099,366
*Builders FirstSource, Inc. 17,897 2,275,246
#Carlisle Cos., Inc. 6,453 2,288,944
Caterpillar, Inc. 328,868 144,050,761
Cintas Corp. 186,039 41,402,979
Comfort Systems USA, Inc. 5,115 3,597,379
CSX Corp. 1,881,598 66,871,993
Deere & Co. 39,739 20,837,939
Delta Air Lines, Inc. 691,656 36,803,016
EMCOR Group, Inc. 13,630 8,552,689
Expeditors International of
Washington, Inc. 51,711 6,010,887
Fastenal Co. 423,778 19,548,879
Ferguson Enterprises, Inc. 265,818 59,365,134
Honeywell International, Inc. 306,694 68,193,411
Illinois Tool Works, Inc. 166,204 42,543,238
JB Hunt Transport Services, Inc. 2,154 310,284
Leidos Holdings, Inc. 25,789 4,117,214
Lennox International, Inc. 18,570 11,309,130
Lincoln Electric Holdings, Inc. 27,909 6,795,842
Lockheed Martin Corp. 153,964 64,815,765
Old Dominion Freight Line, Inc. 94,334 14,079,349
#Paychex, Inc. 439,686 63,459,880
#Paycom Software, Inc. 1,141 264,187
Rockwell Automation, Inc. 34,444 12,114,299
Rollins, Inc. 300,928 17,234,147
Trane Technologies PLC 90,204 39,516,568
UL Solutions, Inc., Class A 240 17,549
Union Pacific Corp. 551,550 122,427,553
*United Airlines Holdings, Inc. 250,152 22,090,923
United Parcel Service, Inc., Class
B 326,562 28,136,582
United Rentals, Inc. 87,161 76,957,933
Veralto Corp. 65,205 6,835,440
Verisk Analytics, Inc. 134,307 37,432,704
Vertiv Holdings Co., Class A 324,967 47,315,195
Shares Value
INDUSTRIALS — (Continued)
Waste Management, Inc. 241,614 $ 55,368,264
WW Grainger, Inc. 56,806 59,052,109
#*XPO, Inc. 84,295 10,139,846
TOTAL INDUSTRIALS 1,385,077,323
INFORMATION TECHNOLOGY — (30.2%)
Accenture PLC, Class A 25,914 6,921,629
*Adobe, Inc. 202,565 72,455,475
Apple, Inc. 2,376,225 493,233,023
Applied Materials, Inc. 231,004 41,594,580
*AppLovin Corp., Class A 167,385 65,397,320
*Autodesk, Inc. 154,839 46,933,249
CDW Corp. 184,101 32,103,532
Dell Technologies, Inc., Class C 942 124,994
*Fortinet, Inc. 193,330 19,313,667
*Gartner, Inc. 84,034 28,458,114
Gen Digital, Inc. 304,145 8,969,236
*GoDaddy, Inc., Class A 64,416 10,408,337
International Business Machines
Corp. 557,190 141,052,649
Jabil, Inc. 152,021 33,926,527
KLA Corp. 80,814 71,037,930
Lam Research Corp. 707,917 67,138,848
*Manhattan Associates, Inc. 20,495 4,501,932
#Microchip Technology, Inc. 324,981 21,965,466
Microsoft Corp. 924,948 493,459,758
Motorola Solutions, Inc. 85,932 37,722,429
NetApp, Inc. 170,936 17,799,566
NVIDIA Corp. 3,914,005 696,184,069
NXP Semiconductors NV 195,485 41,788,829
Oracle Corp. 1,024,970 260,106,637
QUALCOMM, Inc. 30,991 4,548,239
Seagate Technology Holdings
PLC 53,765 8,441,643
Texas Instruments, Inc. 113,843 20,612,414
TOTAL INFORMATION
TECHNOLOGY 2,746,200,092
MATERIALS — (0.8%)
Avery Dennison Corp. 66,887 11,221,632
CF Industries Holdings, Inc. 5,385 499,890
Crown Holdings, Inc. 2,146 213,227
LyondellBasell Industries NV,
Class A 152,936 8,859,582
Sherwin-Williams Co. (The) 149,110 49,337,517
Southern Copper Corp. 28,534 2,686,761
Steel Dynamics, Inc. 6,531 833,094
TOTAL MATERIALS 73,651,703
UTILITIES — (1.1%)
NRG Energy, Inc. 142,442 23,816,302
Vistra Corp. 377,979 78,823,741
TOTAL UTILITIES 102,640,043
TOTAL COMMON STOCKS 8,965,926,685
TOTAL INVESTMENT SECURITIES — (98.7%)
(Cost $7,551,366,084) 8,965,926,685

50
Dimensional US High Profitability ETF
continued
Shares Value
SECURITIES LENDING COLLATERAL — (1.3%)
@§The DFA Short Term
Investment Fund 9,914,716 $ 114,683,524
TOTAL INVESTMENTS — ( 100.0% )
(Cost $7,666,049,608) $ 9,080,610,209
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 364,795,213 $ — $ — $ 364,795,213
Consumer Discretionary ................ 893,887,279 — — 893,887,279
Consumer Staples .................... 857,756,655 — — 857,756,655
Energy ............................. 298,002,088 — — 298,002,088
Financials ........................... 966,235,087 — — 966,235,087
Health Care ......................... 1,277,681,202 — — 1,277,681,202
Industrials ........................... 1,385,077,323 — — 1,385,077,323
Information Technology ................ 2,746,200,092 — — 2,746,200,092
Materials ........................... 73,651,703 — — 73,651,703
Utilities ............................. 102,640,043 — — 102,640,043
Securities Lending Collateral .............. — 114,683,524 — 114,683,524
Total Investments ....................... $8,965,926,685 $114,683,524 $— $9,080,610,209

51
Dimensional US Large Cap Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (98.2%)
COMMUNICATION SERVICES — (6.7%)
Alphabet, Inc., Class A 27,128 $ 5,205,863
Alphabet, Inc., Class C 28,727 5,540,289
AT&T, Inc. 1,783,278 48,879,650
#*Charter Communications, Inc.,
Class A 32,190 8,670,699
Comcast Corp., Class A 1,321,889 43,926,372
Electronic Arts, Inc. 103,559 15,791,712
Fox Corp., Class A 106,932 5,962,528
Fox Corp., Class B 84,080 4,299,851
Interpublic Group of Cos., Inc.
(The) 57,987 1,426,480
*Liberty Media Corp.-Liberty
Formula One 38,120 3,825,342
*Liberty Media Corp.-Liberty
Formula One 1,097 98,862
News Corp., Class A 69,532 2,038,678
#News Corp., Class B 25,282 844,925
#Omnicom Group, Inc. 50,483 3,637,300
Paramount Global, Class A 8 153
*Pinterest, Inc., Class A 47,512 1,833,963
#Sirius XM Holdings, Inc. 5,866 123,890
*Take-Two Interactive Software,
Inc. 196 43,655
T-Mobile US, Inc. 113,620 27,088,144
Verizon Communications, Inc. 1,162,675 49,715,983
Walt Disney Co. (The) 216,240 25,756,346
*Warner Bros Discovery, Inc. 346,775 4,567,027
TOTAL COMMUNICATION
SERVICES 259,277,712
CONSUMER DISCRETIONARY — (4.0%)
*Aptiv PLC 36,777 2,524,373
#Aramark 11,956 508,847
Autoliv, Inc. 791 88,236
Best Buy Co., Inc. 29,946 1,948,287
BorgWarner, Inc. 26,803 986,350
*CarMax, Inc. 4,113 232,837
*Carnival Corp. 259,717 7,731,775
D.R. Horton, Inc. 151,365 21,620,977
*Deckers Outdoor Corp. 6,681 709,322
Dick's Sporting Goods, Inc. 19,265 4,074,740
eBay, Inc. 113,340 10,398,945
*Flutter Entertainment PLC, Class
DI 23,049 6,966,791
Ford Motor Co. 2,100,439 23,251,860
Garmin, Ltd. 32,573 7,125,669
General Motors Co. 481,542 25,685,450
Gentex Corp. 148 3,910
Genuine Parts Co. 38,336 4,940,744
Hasbro, Inc. 536 40,286
#Hyatt Hotels Corp., Class A 1,676 236,266
#Lennar Corp., Class A 74,496 8,356,961
#Lennar Corp., Class B 212 22,722
LKQ Corp. 16,788 494,742
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Lululemon Athletica, Inc. 8,933 $ 1,791,334
*Mohawk Industries, Inc. 1,223 140,046
*NVR, Inc. 516 3,895,537
Penske Automotive Group, Inc. 1,611 269,698
PulteGroup, Inc. 98,767 11,152,770
Ralph Lauren Corp. 9,287 2,774,491
#*Rivian Automotive, Inc., Class A 87,729 1,129,072
#Somnigroup International, Inc. 18,752 1,357,270
Tapestry, Inc. 1,430 154,483
Toll Brothers, Inc. 20,623 2,440,938
*TopBuild Corp. 1,726 639,362
TOTAL CONSUMER
DISCRETIONARY 153,695,091
CONSUMER STAPLES — (4.5%)
Albertsons Cos., Inc., Class A 93,489 1,796,859
Archer-Daniels-Midland Co. 58,976 3,195,320
#Brown-Forman Corp., Class B 322 9,290
Bunge Global SA 5,707 455,190
Casey's General Stores, Inc. 17,410 9,055,463
Church & Dwight Co., Inc. 10,403 975,489
Conagra Brands, Inc. 5,378 98,202
#Constellation Brands, Inc., Class
A 64,468 10,768,735
Dollar General Corp. 49,569 5,199,788
*Dollar Tree, Inc. 54,360 6,172,578
Estee Lauder Cos., Inc. (The) 12,009 1,120,920
General Mills, Inc. 314,452 15,401,859
Hormel Foods Corp. 81,101 2,278,127
Kenvue, Inc. 890,121 19,084,194
Keurig Dr Pepper, Inc. 468,384 15,292,738
Kraft Heinz Co. (The) 192,471 5,285,254
Kroger Co. (The) 328,820 23,050,282
McCormick & Co., Inc. 70,153 4,954,906
#Molson Coors Beverage Co.,
Class B 622 30,304
Mondelez International, Inc.,
Class A 347,259 22,464,185
*Performance Food Group Co. 22,835 2,292,634
Pilgrim's Pride Corp. 23,186 1,098,784
Primo Brands Corp. 3,000 82,830
Target Corp. 117,648 11,823,624
#The Campbell's Company 4,949 157,972
Tyson Foods, Inc., Class A 92,399 4,832,468
*US Foods Holding Corp. 109,386 9,115,135
Walgreens Boots Alliance, Inc. 23,156 269,536
TOTAL CONSUMER STAPLES 176,362,666
ENERGY — (12.8%)
*Antero Resources Corp. 7,470 260,927
Baker Hughes Co. 590,449 26,599,727
Chevron Corp. 593,132 89,942,536
ConocoPhillips 380,493 36,276,203
Coterra Energy, Inc. 261,086 6,367,888
Devon Energy Corp. 200,992 6,676,954
Diamondback Energy, Inc. 101,912 15,150,238

52
Dimensional US Large Cap Value ETF
continued
Shares Value
ENERGY — (Continued)
EOG Resources, Inc. 237,909 $ 28,553,838
EQT Corp. 92,043 4,947,311
Expand Energy Corp. 28,420 2,977,848
Exxon Mobil Corp. 1,351,866 150,922,320
Halliburton Co. 227,390 5,093,536
Kinder Morgan, Inc. 239,266 6,713,804
Marathon Petroleum Corp. 147,170 25,046,862
#Occidental Petroleum Corp. 185,848 8,166,161
ONEOK, Inc. 153,433 12,598,384
Ovintiv, Inc. 48,316 1,989,653
Permian Resources Corp. 41,136 582,486
Phillips 66 143,340 17,713,957
Schlumberger NV 428,994 14,499,997
TechnipFMC PLC 5,353 194,689
Valero Energy Corp. 165,002 22,656,425
Williams Cos., Inc. (The) 228,934 13,724,593
TOTAL ENERGY 497,656,337
FINANCIALS — (23.9%)
Aflac, Inc. 141,650 14,074,344
Allstate Corp. (The) 117,864 23,955,858
Ally Financial, Inc. 25,333 958,854
American Financial Group, Inc. 688 85,931
American International Group,
Inc. 219,295 17,023,871
Arch Capital Group, Ltd. 165,987 14,284,841
Bank of America Corp. 592,663 28,015,180
Bank of New York Mellon Corp.
(The) 202,346 20,528,002
*Berkshire Hathaway, Inc., Class
B 152,453 71,939,522
Blackrock, Inc. 12,283 13,585,121
*Block, Inc. 84,385 6,519,585
Capital One Financial Corp. 51,916 11,161,940
Carlyle Group, Inc. (The) 33,336 2,022,162
Charles Schwab Corp. (The) 66,419 6,491,129
Chubb, Ltd. 68,898 18,329,624
Cincinnati Financial Corp. 22,029 3,249,498
Citigroup, Inc. 160,199 15,010,646
Citizens Financial Group, Inc. 49,089 2,342,527
CME Group, Inc. 10,678 2,971,474
Corebridge Financial, Inc. 129,196 4,594,210
East West Bancorp, Inc. 11,005 1,103,251
Everest Group, Ltd. 24,759 8,314,072
Fidelity National Financial, Inc. 53,311 3,008,340
Fidelity National Information
Services, Inc. 270,991 21,519,395
Fifth Third Bancorp 269,747 11,213,383
#First Citizens BancShares, Inc.,
Class A 3,526 7,033,524
*Fiserv, Inc. 108,413 15,062,902
Global Payments, Inc. 38,640 3,089,268
Globe Life, Inc. 15,012 2,108,736
Goldman Sachs Group, Inc. (The) 49,992 36,173,711
Hartford Insurance Group, Inc.
(The) 145,354 18,080,584
Huntington Bancshares, Inc. 459,316 7,546,562
Intercontinental Exchange, Inc. 32,789 6,060,391
Invesco, Ltd. 9,985 209,785
Shares Value
FINANCIALS — (Continued)
JPMorgan Chase & Co. 622,545 $ 184,422,731
KeyCorp 104,445 1,871,654
Loews Corp. 62,965 5,700,851
#M&T Bank Corp. 26,932 5,082,068
*Markel Group, Inc. 3,802 7,635,518
MetLife, Inc. 297,708 22,610,922
Morgan Stanley 307,601 43,820,838
Nasdaq, Inc. 12,845 1,235,946
Northern Trust Corp. 59,439 7,727,070
*PayPal Holdings, Inc. 368,455 25,334,966
PNC Financial Services Group,
Inc. (The) 52,547 9,998,118
Principal Financial Group, Inc. 85,770 6,675,479
Prudential Financial, Inc. 171,512 17,765,213
Raymond James Financial, Inc. 100,479 16,793,055
Regions Financial Corp. 500,696 12,682,630
Reinsurance Group of America,
Inc. 3,090 594,670
RenaissanceRe Holdings, Ltd. 4,034 983,247
*SoFi Technologies, Inc. 6,870 155,125
State Street Corp. 92,805 10,370,959
Synchrony Financial 176,179 12,274,391
T. Rowe Price Group, Inc. 63,180 6,409,611
Travelers Cos., Inc. (The) 83,579 21,750,599
Truist Financial Corp. 191,328 8,362,947
Unum Group 41,443 2,976,022
US Bancorp 446,274 20,064,479
W. R. Berkley Corp. 87,858 6,045,509
Webster Financial Corp. 2,901 167,243
Wells Fargo & Co. 548,803 44,249,986
Willis Towers Watson PLC 12,774 4,034,157
TOTAL FINANCIALS 925,464,227
HEALTH CARE — (13.4%)
Abbott Laboratories 262,520 33,127,399
Agilent Technologies, Inc. 39,447 4,528,910
*Align Technology, Inc. 3,953 509,977
#*Avantor, Inc. 4,064 54,620
#Baxter International, Inc. 43,413 944,667
Becton Dickinson & Co. 94,164 16,784,733
*Biogen, Inc. 22,897 2,930,816
*BioMarin Pharmaceutical, Inc. 2,428 140,460
Bristol-Myers Squibb Co. 361,006 15,635,170
*Centene Corp. 99,518 2,594,434
*Charles River Laboratories
International, Inc. 677 114,846
Cigna Group (The) 85,456 22,849,225
*Cooper Cos., Inc. (The) 9,479 670,071
CVS Health Corp. 186,326 11,570,845
Danaher Corp. 86,400 17,034,624
*Edwards Lifesciences Corp. 139,156 11,036,462
Elevance Health, Inc. 56,256 15,924,948
*Fortrea Holdings, Inc. 3,684 21,146
GE HealthCare Technologies, Inc. 259,562 18,511,962
Gilead Sciences, Inc. 154,823 17,385,075
#*GRAIL, Inc. 321 10,981
*Henry Schein, Inc. 7,812 528,482
*Hologic, Inc. 59,893 4,002,050
Humana, Inc. 33,480 8,365,648

53
Dimensional US Large Cap Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Incyte Corp. 7,757 $ 580,922
*IQVIA Holdings, Inc. 32,590 6,057,177
Johnson & Johnson 525,803 86,620,786
Labcorp Holdings, Inc. 25,707 6,685,877
Medtronic PLC 261,934 23,636,924
Merck & Co., Inc. 303,039 23,673,407
#*Moderna, Inc. 30,695 907,344
*Molina Healthcare, Inc. 21,049 3,323,006
*Neurocrine Biosciences, Inc. 4,435 568,700
Pfizer, Inc. 1,298,481 30,241,623
#Quest Diagnostics, Inc. 66,700 11,166,247
Regeneron Pharmaceuticals, Inc. 12,225 6,668,249
Revvity, Inc. 10,056 883,922
*Solventum Corp. 4,140 295,430
STERIS PLC 41,476 9,393,899
*Tenet Healthcare Corp. 24,041 3,877,333
Thermo Fisher Scientific, Inc. 65,095 30,443,630
*United Therapeutics Corp. 9,429 2,590,146
UnitedHealth Group, Inc. 224,127 55,933,134
Universal Health Services, Inc.,
Class B 14,364 2,390,888
Viatris, Inc. 105,352 920,776
West Pharmaceutical Services,
Inc. 848 202,892
Zimmer Biomet Holdings, Inc. 62,968 5,771,017
TOTAL HEALTH CARE 518,110,880
INDUSTRIALS — (14.2%)
AECOM 916 103,270
*Amentum Holdings, Inc. 15,335 382,915
AMETEK, Inc. 97,433 18,010,490
*Builders FirstSource, Inc. 13,637 1,733,672
#Carlisle Cos., Inc. 5,732 2,033,198
Carrier Global Corp. 220,208 15,110,673
*Clean Harbors, Inc. 5,201 1,226,448
CNH Industrial NV 488,648 6,332,878
*Copart, Inc. 67,596 3,064,127
CSX Corp. 778,156 27,655,664
Cummins, Inc. 72,851 26,781,485
Curtiss-Wright Corp. 702 344,134
Deere & Co. 55,603 29,156,545
Delta Air Lines, Inc. 325,087 17,297,879
Dover Corp. 68,059 12,328,207
Eaton Corp. PLC 27,736 10,670,594
Emerson Electric Co. 127,144 18,500,723
Equifax, Inc. 2,342 562,619
Expeditors International of
Washington, Inc. 1,343 156,110
FedEx Corp. 104,657 23,389,793
Fortive Corp. 104,241 4,996,271
Fortune Brands Innovations, Inc. 5,460 297,788
General Dynamics Corp. 62,120 19,357,213
Graco, Inc. 17,623 1,479,979
#*GXO Logistics, Inc. 112 5,567
#Hubbell, Inc. 42 18,374
IDEX Corp. 13,745 2,247,445
Ingersoll Rand, Inc. 160,562 13,588,362
Jacobs Solutions, Inc. 29,792 4,226,591
JB Hunt Transport Services, Inc. 40,411 5,821,205
Shares Value
INDUSTRIALS — (Continued)
Johnson Controls International
PLC 111,536 $ 11,711,280
Knight-Swift Transportation
Holdings, Inc. 5,414 230,095
L3Harris Technologies, Inc. 53,468 14,694,076
Leidos Holdings, Inc. 57,890 9,242,138
*NEXTracker, Inc., Class A 5,859 341,345
Nordson Corp. 5,832 1,249,273
Norfolk Southern Corp. 119,323 33,171,794
Northrop Grumman Corp. 40,890 23,577,583
nVent Electric PLC 5,238 410,764
Otis Worldwide Corp. 27,323 2,341,308
Owens Corning 31,843 4,439,869
PACCAR, Inc. 295,168 29,150,792
Parker-Hannifin Corp. 8,722 6,383,632
Pentair PLC 55,610 5,683,342
Quanta Services, Inc. 7,516 3,052,473
Republic Services, Inc. 3,351 772,908
RTX Corp. 223,961 35,289,535
Snap-on, Inc. 27,186 8,731,871
#Southwest Airlines Co. 146,177 4,521,255
SS&C Technologies Holdings,
Inc. 104,914 8,968,049
Stanley Black & Decker, Inc. 3,121 211,136
Textron, Inc. 114,854 8,932,196
TransUnion 55,188 5,253,346
U-Haul Holding Co. 27,238 1,416,376
*U-Haul Holding Co. 1,688 97,668
*United Airlines Holdings, Inc. 138,505 12,231,377
United Parcel Service, Inc., Class
B 45,434 3,914,593
United Rentals, Inc. 26,490 23,389,081
Westinghouse Air Brake
Technologies Corp. 58,205 11,178,270
Xylem, Inc. 75,452 10,911,868
TOTAL INDUSTRIALS 548,379,512
INFORMATION TECHNOLOGY — (10.5%)
Accenture PLC, Class A 41,775 11,158,102
*Advanced Micro Devices, Inc. 92,101 16,238,327
*Akamai Technologies, Inc. 30,205 2,304,944
Amdocs, Ltd. 96,011 8,195,499
Analog Devices, Inc. 107,187 24,077,416
*Arrow Electronics, Inc. 40 4,640
Cisco Systems, Inc. 1,128,448 76,824,740
Cognizant Technology Solutions
Corp., Class A 321,516 23,071,988
Corning, Inc. 437,097 27,642,014
#Entegris, Inc. 6,238 489,433
*EPAM Systems, Inc. 469 73,966
*F5, Inc. 17,137 5,371,079
*First Solar, Inc. 38,464 6,720,815
*Flex, Ltd. 130,184 6,492,276
#*GlobalFoundries, Inc. 17,131 640,528
Hewlett Packard Enterprise Co. 601,952 12,454,387
HP, Inc. 51,204 1,269,859
Intel Corp. 233,021 4,613,816
*Keysight Technologies, Inc. 53,860 8,828,193
Marvell Technology, Inc. 100,143 8,048,493

54
Dimensional US Large Cap Value ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Microchip Technology, Inc. 20,438 $ 1,381,404
Micron Technology, Inc. 275,057 30,019,721
NXP Semiconductors NV 38,320 8,191,666
*Okta, Inc. 15,975 1,562,355
*ON Semiconductor Corp. 144,081 8,120,405
QUALCOMM, Inc. 35,309 5,181,949
*Ralliant Corp. 34,746 1,588,587
Roper Technologies, Inc. 13,419 7,385,818
Salesforce, Inc. 153,484 39,649,522
*Sandisk Corp. 32,138 1,379,363
#TD SYNNEX Corp. 1,060 153,053
TE Connectivity PLC 172,355 35,462,041
*Teledyne Technologies, Inc. 6,656 3,667,589
*Trimble, Inc. 27,495 2,306,556
*Twilio, Inc., Class A 12,413 1,601,277
#Western Digital Corp. 106,497 8,380,249
*Zebra Technologies Corp. 6,201 2,102,263
*Zoom Communications, Inc. 37,980 2,812,419
TOTAL INFORMATION
TECHNOLOGY 405,466,752
MATERIALS — (7.8%)
Air Products and Chemicals, Inc. 61,860 17,808,257
Amcor PLC 595,540 5,568,299
Ball Corp. 93,015 5,326,039
Celanese Corp. 24,331 1,270,808
CF Industries Holdings, Inc. 73,681 6,839,807
Corteva, Inc. 151,099 10,898,771
CRH PLC 234,582 22,390,852
Crown Holdings, Inc. 6,709 666,606
#Dow, Inc. 238,740 5,560,255
DuPont de Nemours, Inc. 108,558 7,805,320
Eastman Chemical Co. 8,617 625,680
Freeport-McMoRan, Inc. 637,576 25,656,058
International Flavors &
Fragrances, Inc. 39,583 2,811,580
Shares Value
MATERIALS — (Continued)
#International Paper Co. 85,900 $ 4,014,966
Linde PLC 106,654 49,088,570
LyondellBasell Industries NV,
Class A 136,206 7,890,414
Martin Marietta Materials, Inc. 28,883 16,604,259
Mosaic Co. (The) 6,013 216,528
#Newmont Corp. 493,537 30,648,648
Nucor Corp. 108,646 15,543,983
Packaging Corp. of America 44,981 8,715,069
PPG Industries, Inc. 116,621 12,303,516
Reliance, Inc. 16,986 4,928,148
RPM International, Inc. 9,777 1,147,918
Smurfit WestRock PLC 127,785 5,671,098
Steel Dynamics, Inc. 99,407 12,680,357
Vulcan Materials Co. 66,707 18,322,412
TOTAL MATERIALS 301,004,218
REAL ESTATE — (0.4%)
*CBRE Group, Inc., Class A 63,805 9,936,991
*CoStar Group, Inc. 44,319 4,218,726
*Jones Lang LaSalle, Inc. 3,182 860,285
*Zillow Group, Inc., Class A 4,318 331,406
*Zillow Group, Inc., Class C 18,314 1,456,879
TOTAL REAL ESTATE 16,804,287
UTILITIES — (0.0%)
Brookfield Renewable Corp. 12 439
TOTAL COMMON STOCKS 3,802,222,121
TOTAL INVESTMENT SECURITIES — (98.2%)
(Cost $3,598,719,716) 3,802,222,121
SECURITIES LENDING COLLATERAL — (1.8%)
@§The DFA Short Term
Investment Fund 6,163,541 71,293,675
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,670,013,391) $ 3,873,515,796
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
SA Special Assessment

55
Dimensional US Large Cap Value ETF
continued
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 259,277,712 $ — $ — $ 259,277,712
Consumer Discretionary ................ 153,695,091 — — 153,695,091
Consumer Staples .................... 176,362,666 — — 176,362,666
Energy ............................. 497,656,337 — — 497,656,337
Financials ........................... 925,464,227 — — 925,464,227
Health Care ......................... 518,110,880 — — 518,110,880
Industrials ........................... 548,379,512 — — 548,379,512
Information Technology ................ 405,466,752 — — 405,466,752
Materials ........................... 301,004,218 — — 301,004,218
Real Estate .......................... 16,804,287 — — 16,804,287
Utilities ............................. 439 — — 439
Securities Lending Collateral .............. — 71,293,675 — 71,293,675
Total Investments ....................... $3,802,222,121 $71,293,675 $— $3,873,515,796

56
Dimensional US Small Cap Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (92.8%)
COMMUNICATION SERVICES — (2.4%)
#*Advantage Solutions, Inc. 496,828 $ 680,654
*AMC Networks, Inc., Class A 53,735 321,873
#*Angi, Inc. 133,035 2,157,828
ATN International, Inc. 62,452 1,071,052
*Bandwidth, Inc., Class A 101,941 1,417,999
#*Boston Omaha Corp., Class A 118,254 1,590,516
*Bumble, Inc., Class A 352,756 2,744,442
*BuzzFeed, Inc. 70,793 153,621
#Cable One, Inc. 21,604 2,764,880
*Cars.com, Inc. 215,800 2,777,346
*DHI Group, Inc. 142,799 379,845
*E.W. Scripps Co. (The), Class A 290,637 869,005
#*EchoStar Corp., Class A 114,507 3,731,783
*Frontier Communications Parent,
Inc. 30,976 1,138,058
*Gaia, Inc. 18,300 76,860
*GCI Liberty, Inc., Class A 3,323 109,792
*GCI Liberty, Inc., Class C 13,552 450,604
Gray Media, Inc. 475,054 2,142,494
*Integral Ad Science Holding
Corp. 480,117 3,936,959
*Liberty Broadband Corp., Class
A 16,617 1,015,797
*Liberty Broadband Corp., Class
C 67,761 4,155,105
*Liberty Global, Ltd., Class A 659,141 6,604,593
*Liberty Global, Ltd., Class C 622,202 6,365,126
*Liberty Latin America, Ltd., Class
A 287,806 2,029,032
*Liberty Latin America, Ltd., Class
C 653,022 4,662,577
*Lionsgate Studios Corp. 48,054 284,480
Marcus Corp. (The) 122,959 2,012,839
National CineMedia, Inc. 211,110 1,015,439
#Nexstar Media Group, Inc. 25,014 4,680,370
#Paramount Global, Class B 74,264 933,498
*PubMatic, Inc., Class A 17,907 215,063
*Reservoir Media, Inc. 21,117 167,669
Saga Communications, Inc.,
Class A 22,279 280,715
Scholastic Corp. 109,853 2,710,074
Shenandoah Telecommunications
Co. 176,450 2,590,286
#Shutterstock, Inc. 37,236 713,442
Sinclair, Inc. 42,379 612,800
*SPAR Group, Inc. 27,711 30,482
#*Sphere Entertainment Co. 10,272 442,210
Spok Holdings, Inc. 8,779 161,007
*Starz Entertainment Corp. 3,203 46,604
#Sunrise Communications AG,
ADR 93,449 4,958,404
*Teads Holding Co. 40,353 102,093
TEGNA, Inc. 729,805 12,187,743
Shares Value
COMMUNICATION SERVICES — (Continued)
Telephone and Data Systems,
Inc. 475,503 $ 18,563,637
*TripAdvisor, Inc. 45,150 789,673
*United States Cellular Corp. 123,332 8,994,603
*Urban One, Inc. 10,380 6,773
*Vimeo, Inc. 46,373 175,754
#*Vivid Seats, Inc., Class A 28,188 43,691
#*Ziff Davis, Inc. 191,060 5,945,787
*ZoomInfo Technologies, Inc. 363,671 3,938,557
TOTAL COMMUNICATION
SERVICES 125,951,534
CONSUMER DISCRETIONARY — (13.5%)
#*1-800-Flowers.com, Inc., Class
A 149,143 881,435
Academy Sports & Outdoors, Inc. 279,093 14,175,133
*Adient PLC 314,064 6,733,532
ADT, Inc. 2,441,875 20,389,656
*Adtalem Global Education, Inc. 51,946 5,935,869
#Advance Auto Parts, Inc. 90,248 4,789,461
A-Mark Precious Metals, Inc. 87,278 1,857,276
#AMCON Distributing Co. 23 2,530
#*American Axle & Manufacturing
Holdings, Inc. 559,922 2,491,653
#American Eagle Outfitters, Inc. 715,973 7,732,508
*American Outdoor Brands, Inc. 64,379 605,806
*American Public Education, Inc. 31,564 931,769
Arko Corp. 109,374 456,090
*Asbury Automotive Group, Inc. 81,465 18,095,006
#*Barnes & Noble Education, Inc. 11,577 102,225
Bassett Furniture Industries, Inc. 31,393 496,637
*Beazer Homes USA, Inc. 27,449 645,051
*Biglari Holdings, Inc., Class A 310 460,660
*Biglari Holdings, Inc., Class B 5,038 1,553,316
*BJ's Restaurants, Inc. 45,558 1,614,120
BorgWarner, Inc. 898,503 33,064,910
Brunswick Corp. 121,962 7,109,165
*Caesars Entertainment, Inc. 58,215 1,553,176
#Caleres, Inc. 113,687 1,560,923
*Capri Holdings, Ltd. 140,747 2,560,188
*CarMax, Inc. 169,330 9,585,771
#Carter's, Inc. 70,946 1,719,731
Century Communities, Inc. 142,385 8,014,852
*Citi Trends, Inc. 7,448 227,313
Clarus Corp. 61,795 222,462
#Columbia Sportswear Co. 20,153 1,140,055
*Cooper-Standard Holdings, Inc. 13,889 334,725
#Cracker Barrel Old Country
Store, Inc. 4,964 307,768
Crown Crafts, Inc. 7,328 20,445
*Culp, Inc. 1,206 5,125
Dana, Inc. 629,888 10,027,817
#Designer Brands, Inc., Class A 161,206 454,601
#*Destination XL Group, Inc. 152,713 198,527

57
Dimensional US Small Cap Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*Dream Finders Homes, Inc.,
Class A 96,752 $ 2,449,761
*Duluth Holdings, Inc., Class B 33,780 70,938
*El Pollo Loco Holdings, Inc. 157,821 1,625,556
Escalade, Inc. 8,879 109,123
Ethan Allen Interiors, Inc. 126,613 3,769,269
*Figs, Inc., Class A 17,294 112,411
*First Watch Restaurant Group,
Inc. 145,228 2,510,992
Flanigan's Enterprises, Inc. 169 5,408
Flexsteel Industries, Inc. 21,633 735,738
#*Foot Locker, Inc. 389,508 9,753,280
*Fox Factory Holding Corp. 97,349 2,956,489
*Funko, Inc., Class A 210,454 808,143
Gap, Inc. (The) 237,339 4,618,617
*Genesco, Inc. 45,077 1,084,553
#Gentex Corp. 119,759 3,164,033
*Gentherm, Inc. 103,524 3,316,909
*G-III Apparel Group, Ltd. 213,759 5,044,712
Golden Entertainment, Inc. 19,174 539,173
*Goodyear Tire & Rubber Co.
(The) 1,125,622 11,571,394
Graham Holdings Co., Class B 15,165 14,470,140
*Green Brick Partners, Inc. 27,025 1,673,929
#Group 1 Automotive, Inc. 53,881 22,207,054
#Guess?, Inc. 219,325 2,851,225
#Hamilton Beach Brands Holding
Co., Class A 12,679 197,412
#Harley-Davidson, Inc. 519,087 12,629,387
Haverty Furniture Cos., Inc. 74,891 1,545,001
*Helen of Troy, Ltd. 78,398 1,723,188
#*Hilton Grand Vacations, Inc. 137,682 6,170,907
#*Holley, Inc. 182,326 379,238
Hooker Furnishings Corp. 25,088 237,082
*Hovnanian Enterprises, Inc.,
Class A 4,789 572,142
JAKKS Pacific, Inc. 58,144 1,029,730
Jerash Holdings US, Inc. 5,674 19,121
Johnson Outdoors, Inc., Class A 16,144 535,981
#KB Home 120,825 6,676,790
#Kohl's Corp. 445,946 4,834,055
#Krispy Kreme, Inc. 451,523 1,634,513
#Lakeland Industries, Inc. 31,411 436,927
#*Lands' End, Inc. 54,552 639,895
*Latham Group, Inc. 158,885 1,077,240
#La-Z-Boy, Inc. 192,662 6,930,052
#LCI Industries 91,123 8,656,685
#Lear Corp. 220,397 20,781,233
*Legacy Housing Corp. 71,559 1,601,490
*LGI Homes, Inc. 95,984 5,113,068
*Life Time Group Holdings, Inc. 306,764 8,810,262
#Lifetime Brands, Inc. 85,578 376,543
#Lithia Motors, Inc. 101,773 29,310,624
*Live Ventures, Inc. 1,070 16,392
#LKQ Corp. 395,628 11,659,157
#*Lovesac Co. (The) 60,084 1,082,113
#Macy's, Inc. 1,154,089 14,576,144
*Malibu Boats, Inc., Class A 50,467 1,681,056
*MarineMax, Inc. 95,555 2,167,187
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Marriott Vacations Worldwide
Corp. 149,978 $ 11,168,862
*MasterCraft Boat Holdings, Inc. 57,853 1,118,877
Matthews International Corp.,
Class A 110,633 2,598,769
Meritage Homes Corp. 243,290 16,383,149
#*Mister Car Wash, Inc. 47,844 276,299
*Mohawk Industries, Inc. 256,062 29,321,660
Monro, Inc. 130,142 1,834,351
*Motorcar Parts of America, Inc. 77,505 803,727
Movado Group, Inc. 64,923 1,006,956
*National Vision Holdings, Inc. 45,395 1,101,283
Newell Brands, Inc. 1,745,570 9,792,648
*ODP Corp. (The) 114,797 2,047,978
#*OneWater Marine, Inc. 40,014 613,815
*Outdoor Holding Co. 47,932 56,560
#Oxford Industries, Inc. 57,505 2,195,541
#Patrick Industries, Inc. 29,416 2,860,412
Penske Automotive Group, Inc. 4,388 734,595
Perdoceo Education Corp. 175,122 5,040,011
*Petco Health & Wellness Co.,
Inc. 828,957 2,495,161
#*PetMed Express, Inc. 49,536 154,552
Phinia, Inc. 166,528 8,442,970
#Polaris, Inc. 76,438 4,044,335
#*Portillo's, Inc., Class A 66,118 658,535
*Pursuit Attractions and
Hospitality, Inc. 16,018 484,384
#PVH Corp. 220,033 16,154,823
Rocky Brands, Inc. 35,002 915,652
*Sally Beauty Holdings, Inc. 412,009 4,012,968
#Shoe Carnival, Inc. 134,981 2,761,711
Signet Jewelers, Ltd. 127,340 10,072,594
*Skechers USA, Inc., Class A 214,311 13,555,171
#Smith & Wesson Brands, Inc. 232,824 1,850,951
Sonic Automotive, Inc., Class A 35,552 2,572,187
*Sportsman's Warehouse
Holdings, Inc. 139,975 471,716
Standard Motor Products, Inc. 110,355 3,350,378
#Steven Madden, Ltd. 24,778 594,796
*Stoneridge, Inc. 74,795 575,922
Strategic Education, Inc. 103,656 7,685,574
*Strattec Security Corp. 20,294 1,287,857
Sturm Ruger & Co., Inc. 14,055 480,119
Superior Group of Cos., Inc. 61,630 594,729
#*Target Hospitality Corp. 115,891 879,613
*Taylor Morrison Home Corp. 449,514 26,647,190
#Thor Industries, Inc. 222,635 20,257,559
*Tile Shop Holdings, Inc. 52,300 330,013
Toll Brothers, Inc. 26,200 3,101,032
#*Topgolf Callaway Brands Corp. 717,528 6,637,134
*Tri Pointe Homes, Inc. 410,092 12,630,834
#*Under Armour, Inc., Class A 639,877 4,248,783
*Under Armour, Inc., Class C 912,372 5,747,944
*Unifi, Inc. 2,051 9,312
*Universal Electronics, Inc. 32,994 200,274
#*Urban Outfitters, Inc. 129,084 9,717,444
*Vera Bradley, Inc. 63,852 123,234
*Visteon Corp. 49,864 5,542,384

58
Dimensional US Small Cap Value ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Weyco Group, Inc. 29,812 $ 866,933
#Whirlpool Corp. 126,053 10,467,441
Winnebago Industries, Inc. 114,338 3,398,125
*Zumiez, Inc. 68,397 937,723
TOTAL CONSUMER
DISCRETIONARY 700,522,299
CONSUMER STAPLES — (4.0%)
Alico, Inc. 11,044 356,500
Andersons, Inc. (The) 170,664 6,130,251
#B&G Foods, Inc. 306,024 1,254,698
Bunge Global SA 87,101 6,947,176
Cal-Maine Foods, Inc. 70,652 7,852,263
*Central Garden & Pet Co. 67,101 2,618,281
*Central Garden & Pet Co., Class
A 233,687 8,300,562
#*Coffee Holding Co., Inc. 31,127 127,932
#Conagra Brands, Inc. 554,414 10,123,600
#*Coty, Inc., Class A 628,569 3,048,560
*Darling Ingredients, Inc. 625,455 20,252,233
Dole PLC 399,430 5,687,883
Edgewell Personal Care Co. 207,998 5,247,789
Fresh Del Monte Produce, Inc. 204,452 7,685,351
#*Grocery Outlet Holding Corp. 389,735 5,132,810
*Hain Celestial Group, Inc. (The) 44,918 70,521
*HF Foods Group, Inc. 11,268 30,536
Ingles Markets, Inc., Class A 61,320 3,858,868
Ingredion, Inc. 95,816 12,603,637
J.M. Smucker Co. (The) 58,917 6,324,151
Limoneira Co. 4,057 59,557
#*Medifast, Inc. 21,739 299,346
MGP Ingredients, Inc. 53,524 1,513,659
*Mission Produce, Inc. 291,749 3,600,183
#Molson Coors Beverage Co.,
Class B 191,690 9,339,137
*Nature's Sunshine Products, Inc. 32,319 452,789
Nu Skin Enterprises, Inc., Class A 86,441 724,376
Oil-Dri Corp. of America 5,912 333,437
#*Olaplex Holdings, Inc. 193,093 268,399
#*Post Holdings, Inc. 236,101 24,981,847
PriceSmart, Inc. 24,934 2,680,405
Seaboard Corp. 3,728 11,807,247
*Seneca Foods Corp., Class A 21,014 2,200,796
*Simply Good Foods Co. (The) 69,995 2,132,048
SpartanNash Co. 170,423 4,523,026
*TreeHouse Foods, Inc. 210,362 4,043,158
*United Natural Foods, Inc. 263,313 7,277,971
Universal Corp. 115,550 6,294,008
*USANA Health Sciences, Inc. 66,910 1,966,485
Village Super Market, Inc., Class
A 51,163 1,760,007
#Weis Markets, Inc. 128,884 9,332,490
*Willamette Valley Vineyards, Inc. 1,849 8,949
TOTAL CONSUMER STAPLES 209,252,922
ENERGY — (9.4%)
#*Amplify Energy Corp. 175,454 666,725
*Antero Resources Corp. 364,388 12,728,073
#APA Corp. 1,167,482 22,520,728
Ardmore Shipping Corp. 201,287 2,190,003
Shares Value
ENERGY — (Continued)
#Atlas Energy Solutions, Inc. 66,636 $ 866,268
Berry Corp. 315,362 952,393
*Bristow Group, Inc. 138,584 4,790,849
California Resources Corp. 245,387 11,822,746
Chord Energy Corp. 5,069 559,263
#Civitas Resources, Inc. 339,890 10,319,060
*Clean Energy Fuels Corp. 576,420 1,170,133
#*CNX Resources Corp. 643,815 19,514,033
#*Comstock Resources, Inc. 894,781 15,989,736
Core Natural Resources, Inc. 138,345 10,211,244
Crescent Energy Co., Class A 821,153 7,587,454
Delek US Holdings, Inc. 125,525 2,807,994
DHT Holdings, Inc. 748,973 8,306,111
*DMC Global, Inc. 11,477 92,849
Dorian LPG, Ltd. 179,962 5,181,106
Epsilon Energy, Ltd. 32,396 202,475
Evolution Petroleum Corp. 46,831 226,194
*Expro Group Holdings NV 464,306 5,005,219
*Forum Energy Technologies, Inc. 45,990 906,463
FutureFuel Corp. 150,626 610,035
*Geospace Technologies Corp. 39,228 635,886
#*Gran Tierra Energy, Inc. 35,579 159,394
#Granite Ridge Resources, Inc. 532,014 2,761,153
*Green Plains, Inc. 66,046 546,200
*Helix Energy Solutions Group,
Inc. 709,209 4,205,609
#Helmerich & Payne, Inc. 420,928 6,823,243
HF Sinclair Corp. 732,736 32,196,420
#HighPeak Energy, Inc. 7,414 73,918
*Innovex International, Inc. 132,889 2,182,037
#International Seaways, Inc. 214,664 8,565,094
Kodiak Gas Services, Inc. 34,369 1,111,150
#*Kosmos Energy, Ltd. 441,604 949,449
Liberty Energy, Inc. 705,057 8,700,403
Matador Resources Co. 489,364 24,409,476
#*MIND Technology, Inc. 10,570 99,887
#Murphy Oil Corp. 597,239 14,817,500
NACCO Industries, Inc., Class A 17,247 654,006
*National Energy Services
Reunited Corp. 55,833 372,406
*Natural Gas Services Group, Inc. 65,500 1,577,895
*NCS Multistage Holdings, Inc. 2 61
Noble Corp. PLC 455,903 12,222,759
#Nordic American Tankers, Ltd. 1,085,002 3,027,156
#Northern Oil & Gas, Inc. 393,832 11,090,309
NOV, Inc. 1,593,432 20,045,375
*Oil States International, Inc. 244,217 1,218,643
Ovintiv, Inc. 457,386 18,835,155
*Par Pacific Holdings, Inc. 62,466 1,960,183
Patterson-UTI Energy, Inc. 1,538,298 9,091,341
PBF Energy, Inc., Class A 427,329 9,657,635
Peabody Energy Corp. 514,902 8,315,667
Permian Resources Corp. 1,394,169 19,741,433
*PrimeEnergy Resources Corp. 6,510 1,097,391
#*ProFrac Holding Corp., Class A 21,532 151,155
*ProPetro Holding Corp. 530,692 2,844,509
Range Resources Corp. 307,113 11,277,189
Ranger Energy Services, Inc. 101,105 1,353,796

59
Dimensional US Small Cap Value ETF
continued
Shares Value
ENERGY — (Continued)
*REX American Resources Corp. 72,966 $ 3,814,662
#Riley Exploration Permian, Inc. 91,033 2,388,706
#RPC, Inc. 909,173 4,227,654
SandRidge Energy, Inc. 12,134 126,072
Scorpio Tankers, Inc. 206,702 9,344,997
*SEACOR Marine Holdings, Inc. 107,898 539,490
*Seadrill, Ltd. 254,448 7,419,704
Select Water Solutions, Inc. 481,373 4,635,622
#SFL Corp., Ltd. 672,923 6,177,433
Sitio Royalties Corp., Class A 7,371 133,931
SM Energy Co. 473,068 13,051,946
Smart Sand, Inc. 42,790 87,292
*Stabilis Solutions, Inc. 500 2,300
*Talos Energy, Inc. 755,588 6,460,277
#Teekay Corp., Ltd. 423,677 3,050,474
Teekay Tankers, Ltd., Class A 131,689 5,577,029
*TETRA Technologies, Inc. 278,170 1,140,497
#*Tidewater, Inc. 14,680 734,147
*TOP Ships, Inc. 3,844 22,180
#*Transocean, Ltd. 3,465,224 10,118,454
#VAALCO Energy, Inc. 444,911 1,655,069
#*Valaris, Ltd. 224,709 10,927,599
#*Vital Energy, Inc. 103,938 1,942,601
#Vitesse Energy, Inc. 106,250 2,542,562
World Kinect Corp. 245,052 6,682,568
TOTAL ENERGY 490,801,303
FINANCIALS — (27.7%)
1st Source Corp. 66,219 3,961,221
*Acacia Research Corp. 180,688 639,635
ACNB Corp. 8,988 378,395
Affinity Bancshares, Inc. 455 8,645
Alerus Financial Corp. 25,449 537,992
Ally Financial, Inc. 59,165 2,239,395
Amalgamated Financial Corp. 62,930 1,824,341
*Ambac Financial Group, Inc. 169,817 1,426,463
Amerant Bancorp, Inc. 115,143 2,222,260
Ameris Bancorp 291,108 19,897,232
AmeriServ Financial, Inc. 16,773 47,132
Ames National Corp. 1,725 31,136
Arrow Financial Corp. 15,089 404,385
Associated Banc-Corp. 722,517 17,875,071
Associated Capital Group, Inc.,
Class A 1,289 47,719
Assured Guaranty, Ltd. 217,080 18,360,626
Atlantic Union Bankshares Corp. 502,747 15,937,080
Axis Capital Holdings, Ltd. 128,103 12,021,185
#Banc of California, Inc. 375,962 5,458,968
Bank of Marin Bancorp 35,803 810,938
Bank of the James Financial
Group, Inc. 37 507
Bank OZK 483,293 23,826,345
BankFinancial Corp. 48,874 543,479
BankUnited, Inc. 309,796 11,298,260
Bankwell Financial Group, Inc. 12,253 488,895
Banner Corp. 128,823 7,996,688
Bar Harbor Bankshares 58,500 1,698,840
BayCom Corp. 40,470 1,093,095
BCB Bancorp, Inc. 74,995 626,958
Shares Value
FINANCIALS — (Continued)
Berkshire Hills Bancorp, Inc. 179,496 $ 4,422,781
*Blue Foundry Bancorp 56,522 483,263
#*Blue Ridge Bankshares, Inc. 17,608 64,621
BOK Financial Corp. 218,204 22,154,252
Bread Financial Holdings, Inc. 216,018 13,241,903
*Bridgewater Bancshares, Inc. 53,349 830,110
*Brighthouse Financial, Inc. 254,164 12,161,747
Brookline Bancorp, Inc. 347,860 3,589,915
Burke & Herbert Financial
Services Corp. 8,797 510,138
Business First Bancshares, Inc. 77,557 1,841,979
*BV Financial, Inc. 16,916 264,566
Byline Bancorp, Inc. 202,358 5,322,015
C&F Financial Corp. 11,996 765,945
Cadence Bank 720,736 25,117,650
*California Bancorp 13,355 200,191
Camden National Corp. 29,611 1,116,631
Capital City Bank Group, Inc. 29,192 1,155,711
Capitol Federal Financial, Inc. 487,581 2,935,238
*Carter Bankshares, Inc. 76,216 1,324,634
Cathay General Bancorp 292,019 13,205,099
#CB Financial Services, Inc. 1,266 40,075
Central Pacific Financial Corp. 51,203 1,365,072
CF Bankshares, Inc. 4,823 113,823
Chemung Financial Corp. 9,212 466,127
ChoiceOne Financial Services,
Inc. 1,403 41,248
Citizens & Northern Corp. 19,601 372,811
Citizens Community Bancorp, Inc. 23,142 341,113
Citizens Financial Services, Inc. 2,769 148,668
Civista Bancshares, Inc. 58,855 1,145,907
CNB Financial Corp. 74,490 1,709,545
Colony Bankcorp, Inc. 43,427 711,769
#Columbia Banking System, Inc. 822,118 19,566,408
Comerica, Inc. 425,803 28,771,509
Community Trust Bancorp, Inc. 60,429 3,261,957
Community West Bancshares 41,421 797,354
ConnectOne Bancorp, Inc. 192,351 4,429,844
*Consumer Portfolio Services,
Inc. 1,379 10,894
*Customers Bancorp, Inc. 139,820 8,913,525
#CVB Financial Corp. 528,006 9,868,432
Dime Community Bancshares,
Inc. 167,672 4,646,191
Donegal Group, Inc., Class A 92,707 1,589,925
Eagle Bancorp Montana, Inc. 23,980 386,558
Eagle Bancorp, Inc. 111,836 1,799,441
Eagle Financial Services, Inc. 91 3,004
Eastern Bankshares, Inc. 816,851 12,620,348
*eHealth, Inc. 96,338 327,549
Employers Holdings, Inc. 108,802 4,491,347
Enact Holdings, Inc. 351,830 12,229,611
*Encore Capital Group, Inc. 42,978 1,585,029
Enterprise Financial Services
Corp. 146,737 8,098,415
Equity Bancshares, Inc., Class A 26,237 985,986
Essent Group, Ltd. 400,747 22,437,825
#*EZCORP, Inc., Class A 257,307 3,684,636
F&G Annuities & Life, Inc. 63,492 2,026,030

60
Dimensional US Small Cap Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Farmers & Merchants Bancorp,
Inc. 5,875 $ 141,059
Farmers National Banc Corp. 14,246 192,891
FB Financial Corp. 38,822 1,892,961
Federal Agricultural Mortgage
Corp., Class C 394 67,874
Fidelis Insurance Holdings, Ltd. 410,793 6,207,082
Financial Institutions, Inc. 50,643 1,290,890
First American Financial Corp. 216,692 13,012,355
#First Bancorp 155,761 7,802,068
First Bancorp, Inc. (The) 1,128 28,437
First Bank 57,390 855,111
First Busey Corp. 322,275 7,193,178
First Business Financial Services,
Inc. 27,337 1,301,788
First Capital, Inc. 5 178
First Commonwealth Financial
Corp. 399,576 6,597,000
First Community Bankshares, Inc. 9,232 336,968
First Community Corp. 11,423 283,005
First Financial Bancorp 395,234 9,580,472
First Financial Corp. 43,380 2,322,999
*First Foundation, Inc. 7,330 35,697
First Hawaiian, Inc. 523,806 12,702,295
First Horizon Corp. 1,247,897 27,216,634
First Internet Bancorp 31,918 699,962
First Interstate BancSystem, Inc.,
Class A 429,034 12,351,889
First Merchants Corp. 236,514 9,015,914
First Mid Bancshares, Inc. 83,407 3,166,964
First Northwest Bancorp 17,832 136,415
First United Corp. 23,161 761,302
First US Bancshares, Inc. 244 3,216
*First Western Financial, Inc. 12,408 268,571
*Firstsun Capital Bancorp 42,111 1,497,046
Flushing Financial Corp. 103,764 1,244,130
FNB Corp. 1,523,371 23,338,044
#Franklin Financial Services
Corp. 3,384 136,037
Franklin Resources, Inc. 511,848 12,284,352
FS Bancorp, Inc. 18,032 704,871
Fulton Financial Corp. 769,094 13,805,237
FVCBankcorp, Inc. 9,887 126,652
*Genworth Financial, Inc. 1,750,332 13,757,609
*GoHealth, Inc., Class A 6,707 41,114
Great Southern Bancorp, Inc. 28,868 1,643,744
*Green Dot Corp., Class A 200,136 2,025,376
*Greenlight Capital Re, Ltd.,
Class A 134,897 1,753,661
Guaranty Bancshares, Inc. 7,327 319,530
*Hamilton Insurance Group, Ltd.,
Class B 28,344 609,113
Hancock Whitney Corp. 355,888 21,253,631
Hanmi Financial Corp. 112,309 2,561,768
#Hanover Bancorp, Inc. 6,699 139,406
HarborOne Bancorp, Inc. 152,875 1,808,511
Hawthorn Bancshares, Inc. 848 24,185
HBT Financial, Inc. 9,080 225,820
Hennessy Advisors, Inc. 243 3,028
Shares Value
FINANCIALS — (Continued)
Heritage Commerce Corp. 235,150 $ 2,175,137
Heritage Financial Corp. 128,662 2,900,041
*Heritage Insurance Holdings, Inc. 52,070 1,098,156
#Hingham Institution For Savings
(The) 191 46,772
Home Bancorp, Inc. 28,727 1,502,135
Home BancShares, Inc. 84,876 2,390,108
*HomeStreet, Inc. 35,597 465,609
HomeTrust Bancshares, Inc. 59,424 2,309,217
Hope Bancorp, Inc. 499,421 4,989,216
Horace Mann Educators Corp. 130,838 5,564,540
Horizon Bancorp, Inc. 161,026 2,494,293
IF Bancorp, Inc. 43 1,075
Independent Bank Corp. 182,094 11,572,074
Independent Bank Corp. 16,883 515,776
International Bancshares Corp. 23,675 1,614,161
Invesco, Ltd. 1,723,464 36,209,979
Investar Holding Corp. 34,965 758,740
Jackson Financial, Inc., Class A 309,365 27,087,999
James River Group Holdings, Ltd. 15,796 90,037
Janus Henderson Group PLC 359,342 15,559,509
Kearny Financial Corp. 248,313 1,472,496
Kemper Corp. 21,269 1,309,958
Lake Shore Bancorp, Inc. 14 172
Landmark Bancorp, Inc. 1,826 44,354
LCNB Corp. 26,966 398,018
*LendingClub Corp. 434,362 6,771,704
Lincoln National Corp. 482,066 18,371,535
Live Oak Bancshares, Inc. 52,298 1,653,140
Magyar Bancorp, Inc. 422 7,123
#MainStreet Bancshares, Inc. 10,848 219,130
Mercantile Bank Corp. 75,669 3,457,317
Merchants Bancorp 125,140 3,666,602
Meridian Corp. 34,600 509,658
Metropolitan Bank Holding Corp. 33,426 2,357,870
MGIC Investment Corp. 1,034,165 26,784,873
Mid Penn Bancorp, Inc. 52,629 1,444,666
Middlefield Banc Corp. 1,238 34,478
Midland States Bancorp, Inc. 87,553 1,484,899
MidWestOne Financial Group,
Inc. 32,936 907,057
MVB Financial Corp. 22,509 511,855
National Bank Holdings Corp.,
Class A 143,373 5,313,403
Navient Corp. 381,799 4,940,479
NBT Bancorp, Inc. 17,744 734,247
Nelnet, Inc., Class A 109,857 13,706,858
Nicolet Bankshares, Inc. 14,231 1,835,799
*NMI Holdings, Inc. 166,041 6,196,650
Northeast Community Bancorp,
Inc. 39,502 816,111
Northfield Bancorp, Inc. 164,350 1,750,327
Northrim Bancorp, Inc. 214 17,875
Northwest Bancshares, Inc. 543,106 6,354,340
Norwood Financial Corp. 34 824
Oak Valley Bancorp 556 14,817
OceanFirst Financial Corp. 216,577 3,634,162
OFG Bancorp 25,188 1,073,513

61
Dimensional US Small Cap Value ETF
continued
Shares Value
FINANCIALS — (Continued)
Ohio Valley Banc Corp. 658 $ 21,214
Old National Bancorp 1,289,459 27,220,479
Old Republic International Corp. 57,533 2,080,969
Old Second Bancorp, Inc. 216,656 3,676,652
*Onity Group, Inc. 33,114 1,249,060
OP Bancorp 45,520 582,656
Oppenheimer Holdings, Inc.,
Class A 2,923 221,593
*OptimumBank Holdings, Inc. 1,341 6,034
Origin Bancorp, Inc. 109,992 4,020,208
Orrstown Financial Services, Inc. 34,766 1,142,411
Pacific Premier Bancorp, Inc. 398,771 8,641,368
Parke Bancorp, Inc. 39,694 819,681
#*Paysafe, Ltd. 235,764 2,864,533
PCB Bancorp 42,636 871,480
Peapack-Gladstone Financial
Corp. 66,583 1,696,535
#PennyMac Financial Services,
Inc. 10,272 956,734
Peoples Bancorp of North
Carolina, Inc. 1,467 42,118
Peoples Bancorp, Inc. 167,721 4,803,529
Peoples Financial Services Corp. 21,656 1,054,864
Pinnacle Financial Partners, Inc. 104,585 9,191,976
*Ponce Financial Group, Inc. 35,279 495,670
Popular, Inc. 235,985 27,039,161
*PRA Group, Inc. 148,960 2,264,192
Primis Financial Corp. 92,510 1,035,187
Princeton Bancorp, Inc. 13,393 404,335
*ProAssurance Corp. 187,145 4,446,565
Prosperity Bancshares, Inc. 372,656 24,826,343
*Provident Bancorp, Inc. 38,127 465,531
Provident Financial Holdings, Inc. 2,177 33,363
Provident Financial Services, Inc. 546,668 9,960,291
QCR Holdings, Inc. 58,554 4,157,334
Radian Group, Inc. 390,653 12,739,194
RBB Bancorp 40,416 731,934
Red River Bancshares, Inc. 902 54,273
Regional Management Corp. 43,488 1,445,541
Renasant Corp. 357,039 13,081,909
#*Repay Holdings Corp. 337,210 1,659,073
Republic Bancorp, Inc., Class A 25,192 1,734,721
*Rhinebeck Bancorp, Inc. 6 76
#Richmond Mutual Bancorp, Inc. 3,013 41,700
Riverview Bancorp, Inc. 94,210 464,455
S&T Bancorp, Inc. 148,303 5,433,822
Safety Insurance Group, Inc. 1,792 126,067
SB Financial Group, Inc. 15,360 288,922
Seacoast Banking Corp. of
Florida 150,887 4,253,505
*Security National Financial
Corp., Class A 53,916 457,208
Shore Bancshares, Inc. 112,953 1,751,901
Sierra Bancorp 57,967 1,699,592
Simmons First National Corp.,
Class A 532,433 10,206,741
*SiriusPoint, Ltd. 531,433 10,421,401
SmartFinancial, Inc. 58,504 2,004,347
South Plains Financial, Inc. 17,991 667,646
Shares Value
FINANCIALS — (Continued)
*Southern First Bancshares, Inc. 17,308 $ 719,320
Southern Missouri Bancorp, Inc. 16,107 871,228
Southside Bancshares, Inc. 91,621 2,697,322
SouthState Corp. 281,746 26,532,021
#SR Bancorp, Inc. 12,409 172,733
Stellar Bancorp, Inc. 196,371 5,798,836
Sterling Bancorp, Inc. 65,995 –
Stewart Information Services
Corp. 56,023 3,637,573
Summit State Bank 1,516 18,556
Synovus Financial Corp. 93,005 4,393,556
*Texas Capital Bancshares, Inc. 198,142 16,637,984
*Third Coast Bancshares, Inc. 42,191 1,588,491
Timberland Bancorp, Inc. 31,333 980,410
Tompkins Financial Corp. 21,024 1,359,832
Towne Bank 297,892 10,435,157
TriCo Bancshares 120,087 4,937,977
TrustCo Bank Corp. 77,378 2,596,806
Trustmark Corp. 251,912 9,383,722
UMB Financial Corp. 122,473 13,470,805
United Bancshares, Inc. 388 11,388
United Bankshares, Inc. 569,036 20,212,159
United Community Banks, Inc. 475,450 14,501,225
United Fire Group, Inc. 92,610 2,458,795
United Security Bancshares 60,992 521,482
Unity Bancorp, Inc. 11,628 571,051
Univest Financial Corp. 115,632 3,334,827
US Global Investors, Inc., Class A 543 1,298
Valley National Bancorp 2,228,505 20,658,241
*Velocity Financial, Inc. 32,335 536,761
Veritex Holdings, Inc. 209,024 6,630,241
Virginia National Bankshares
Corp. 38 1,401
Virtus Investment Partners, Inc. 3,773 729,359
Voya Financial, Inc. 990 69,300
WaFd, Inc. 363,795 10,588,253
Washington Trust Bancorp, Inc. 49,941 1,345,411
Waterstone Financial, Inc. 78,423 1,043,810
Webster Financial Corp. 628,900 36,256,085
WesBanco, Inc. 381,174 11,484,773
Western Alliance Bancorp 218,247 16,927,237
Western New England Bancorp,
Inc. 91,047 969,651
Westwood Holdings Group, Inc. 2,595 45,361
White Mountains Insurance
Group, Ltd. 10,977 19,624,681
Wintrust Financial Corp. 176,366 22,571,321
WSFS Financial Corp. 247,195 13,556,174
Zions Bancorp NA 525,508 28,177,739
TOTAL FINANCIALS 1,437,924,622
HEALTH CARE — (5.6%)
*Acadia Healthcare Co., Inc. 107,124 2,332,089
*AdaptHealth Corp. 503,233 4,514,000
*American Shared Hospital
Services 4,931 12,426
*AMN Healthcare Services, Inc. 10,643 195,193
*Amphastar Pharmaceuticals, Inc. 100,055 2,096,152
*Anika Therapeutics, Inc. 13,887 114,637

62
Dimensional US Small Cap Value ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Astrana Health, Inc. 18,400 $ 439,024
*Avanos Medical, Inc. 182,997 2,044,077
#*Avantor, Inc. 1,296,186 17,420,740
#*Azenta, Inc. 195,528 6,393,766
#*Bio-Rad Laboratories, Inc.,
Class A 83,434 20,186,856
*BrightSpring Health Services,
Inc. 1,378 28,456
#*CareCloud, Inc. 6,767 16,105
*CareDx, Inc. 12,121 148,907
*Castle Biosciences, Inc. 84,705 1,283,281
*Certara, Inc. 302,865 2,980,192
*Charles River Laboratories
International, Inc. 61,563 10,443,547
CONMED Corp. 42,923 2,195,511
*Cross Country Healthcare, Inc. 89,071 1,198,005
*Cytek Biosciences, Inc. 79,031 284,512
DENTSPLY SIRONA, Inc. 168,981 2,418,118
#*DocGo, Inc. 209,827 285,365
#*Elanco Animal Health, Inc. 1,884,549 25,780,630
*Enhabit, Inc. 25,642 172,314
*Enovis Corp. 234,570 6,286,476
*Entrada Therapeutics, Inc. 61,726 362,949
*Envista Holdings Corp. 661,964 12,504,500
*Evolent Health, Inc., Class A 43,031 432,462
*FONAR Corp. 21,814 340,517
*Globus Medical, Inc. 9,050 476,302
HealthStream, Inc. 3,112 81,410
*ICU Medical, Inc. 37,759 4,848,633
*InfuSystem Holdings, Inc. 4,857 27,199
#*Innoviva, Inc. 241,487 4,387,819
*Integer Holdings Corp. 26,027 2,824,190
*Integra LifeSciences Holdings
Corp. 273,842 3,598,284
#*Jazz Pharmaceuticals PLC 209,804 24,049,833
*Kewaunee Scientific Corp. 7,230 400,108
*LifeStance Health Group, Inc. 312,793 1,244,916
*LivaNova PLC 52,067 2,196,707
*Molina Healthcare, Inc. 2,753 434,616
#*Monte Rosa Therapeutics, Inc. 7,954 39,372
National HealthCare Corp. 62,005 5,954,340
#*Neogen Corp. 818,156 3,804,425
*NeoGenomics, Inc. 217,177 1,051,137
*Omnicell, Inc. 179,907 5,578,916
*OraSure Technologies, Inc. 204,151 649,200
*OrthoPediatrics Corp. 12,082 250,339
*Owens & Minor, Inc. 316,293 2,191,911
*Pacira BioSciences, Inc. 175,759 3,706,757
*Pediatrix Medical Group, Inc. 85,869 1,051,895
Perrigo Co. PLC 548,702 14,633,882
#Premier, Inc., Class A 361,823 7,771,958
*Prestige Consumer Healthcare,
Inc. 109,549 8,101,149
*Puma Biotechnology, Inc. 105,995 329,644
*QuidelOrtho Corp. 261,655 6,023,298
*Quipt Home Medical Corp. 8,951 19,782
#Revvity, Inc. 30,602 2,689,916
Select Medical Holdings Corp. 248,141 3,670,005
#*Sensus Healthcare, Inc. 80,867 452,047
Shares Value
HEALTH CARE — (Continued)
#SIGA Technologies, Inc. 10,358 $ 68,466
#Simulations Plus, Inc. 575 7,487
*Supernus Pharmaceuticals, Inc. 183,443 6,438,849
*Surgery Partners, Inc. 330,951 7,264,374
*Tactile Systems Technology, Inc. 73,180 730,336
Teleflex, Inc. 104,174 12,448,793
*TruBridge, Inc. 2,173 45,242
Universal Health Services, Inc.,
Class B 17,850 2,971,133
Utah Medical Products, Inc. 10,855 603,538
*Vanda Pharmaceuticals, Inc. 69,011 293,987
*Varex Imaging Corp. 168,308 1,225,282
*Veracyte, Inc. 41,834 983,517
Viatris, Inc. 2,272,260 19,859,552
*Voyager Therapeutics, Inc. 69,487 221,664
*Zimvie, Inc. 103,374 1,942,397
TOTAL HEALTH CARE 290,555,414
INDUSTRIALS — (17.4%)
*AAR Corp. 88,768 6,631,857
ABM Industries, Inc. 241,825 11,155,387
ACCO Brands Corp. 163,803 614,261
#Acme United Corp. 2,270 91,209
#*Aebi Schmidt Holding AG 73,930 761,479
*AerSale Corp. 126,204 762,272
#AGCO Corp. 209,560 24,721,793
#*Air Industries Group 7,613 26,341
Air Lease Corp. 488,541 27,065,171
Alamo Group, Inc. 1,913 425,796
*Alaska Air Group, Inc. 498,530 26,402,149
Alight, Inc., Class A 2,171,894 11,641,352
#*Allegiant Travel Co. 42,373 2,188,142
Allient, Inc. 28,501 1,148,875
*Amentum Holdings, Inc. 70,046 1,749,049
*Ameresco, Inc., Class A 120,981 2,046,999
*American Woodmark Corp. 69,964 3,680,806
Apogee Enterprises, Inc. 28,989 1,217,248
ArcBest Corp. 97,714 7,145,825
Arcosa, Inc. 189,305 16,257,513
Astec Industries, Inc. 86,019 3,411,514
*Asure Software, Inc. 72,380 702,086
Atkore, Inc. 38,295 2,949,481
AZZ, Inc. 22,958 2,513,901
*BlueLinx Holdings, Inc. 40,070 2,935,929
Boise Cascade Co. 144,784 12,134,347
*Bowman Consulting Group, Ltd. 20,508 711,217
*BrightView Holdings, Inc. 432,126 6,892,410
*CACI International, Inc., Class A 4,662 2,147,177
*Cadeler A/S, ADR 13,241 277,531
#*Chart Industries, Inc. 51,560 10,251,675
Chicago Rivet & Machine Co. 1,140 14,467
#Civeo Corp. 49,443 1,235,581
#*Clarivate PLC 1,898,207 7,308,097
Columbus McKinnon Corp. 127,695 1,870,732
*Commercial Vehicle Group, Inc. 45,963 77,677
CompX International, Inc. 4,175 97,277
#Concentrix Corp. 187,766 9,758,199
Concrete Pumping Holdings, Inc. 159,466 1,089,153
*Conduent, Inc. 701,586 1,866,219

63
Dimensional US Small Cap Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Copa Holdings SA, Class A 102,476 $ 11,339,994
*Costamare Bulkers Holdings,
Ltd. 106,926 962,334
Costamare, Inc. 534,652 5,394,639
Covenant Logistics Group, Inc. 110,294 2,663,600
*CPI Aerostructures, Inc. 10,014 34,248
#*Custom Truck One Source, Inc. 696,391 4,310,660
#Deluxe Corp. 220,196 3,545,156
*DLH Holdings Corp. 6,287 35,270
*DNOW, Inc. 424,965 6,612,455
Douglas Dynamics, Inc. 2,012 57,543
*Ducommun, Inc. 59,644 5,426,411
Dun & Bradstreet Holdings, Inc. 1,608,080 14,633,528
*DXP Enterprises, Inc. 7,012 794,179
Eastern Co. (The) 15,486 356,952
EnerSys 58,383 5,392,838
Ennis, Inc. 133,349 2,373,612
*Enviri Corp. 392,532 3,532,788
Espey Mfg. & Electronics Corp. 3,657 160,908
EVI Industries, Inc. 352 7,846
#*First Advantage Corp. 175,458 3,033,669
*Fluor Corp. 194,154 11,022,123
*Forrester Research, Inc. 25,053 244,016
#*Frontier Group Holdings, Inc. 463,818 2,031,523
*Gates Industrial Corp. PLC 1,051,630 26,080,424
GATX Corp. 68,728 10,494,078
Genco Shipping & Trading, Ltd. 199,663 3,180,632
*Gencor Industries, Inc. 49,796 726,026
*Gibraltar Industries, Inc. 117,833 7,780,513
*GMS, Inc. 94,653 10,377,755
*Great Lakes Dredge & Dock
Corp. 333,146 3,691,258
Greenbrier Cos., Inc. (The) 145,480 6,619,340
#*GXO Logistics, Inc. 358,914 17,841,615
*Hayward Holdings, Inc. 106,546 1,638,677
*Healthcare Services Group, Inc. 111,374 1,448,976
#Heartland Express, Inc. 357,812 2,798,090
Heidrick & Struggles International,
Inc. 42,710 1,901,876
Helios Technologies, Inc. 154,451 5,666,807
Hillenbrand, Inc. 265,492 5,498,339
*Hillman Solutions Corp. 786,845 6,208,207
HNI Corp. 29,660 1,525,710
Hub Group, Inc., Class A 295,050 10,332,651
*Hudson Technologies, Inc. 105,832 993,762
Huntington Ingalls Industries, Inc. 56,432 15,736,628
*Hurco Cos., Inc. 21,412 411,539
Hyster-Yale, Inc. 30,474 1,280,213
*IBEX Holdings, Ltd. 1,896 56,065
ICF International, Inc. 57,912 4,858,238
Insteel Industries, Inc. 48,326 1,744,569
Interface, Inc. 54,249 1,118,614
*Janus International Group, Inc. 84,671 725,630
JBT Marel Corp. 6,990 963,222
*JELD-WEN Holding, Inc. 113,138 509,121
#*JetBlue Airways Corp. 1,023,447 4,544,105
Kelly Services, Inc., Class A 135,336 1,657,866
Kennametal, Inc. 343,407 8,502,757
Shares Value
INDUSTRIALS — (Continued)
*Kirby Corp. 211,255 $ 20,134,714
Knight-Swift Transportation
Holdings, Inc. 631,056 26,819,880
Korn Ferry 153,936 10,909,444
*L.B. Foster Co., Class A 43,924 1,032,214
LSI Industries, Inc. 12,744 233,215
Luxfer Holdings PLC 81,880 984,198
*Manitowoc Co., Inc. (The) 145,194 1,851,224
ManpowerGroup, Inc. 194,422 8,019,907
Marten Transport, Ltd. 409,382 4,978,085
*Mastech Digital, Inc. 896 6,469
*Masterbrand, Inc. 542,152 5,979,937
Matson, Inc. 133,885 14,296,240
Maximus, Inc. 2,058 152,004
*Mayville Engineering Co., Inc. 76,181 1,277,555
*Middleby Corp. (The) 66,190 9,610,788
Miller Industries, Inc. 55,606 2,265,944
MillerKnoll, Inc. 283,906 5,388,536
*Mistras Group, Inc. 122,799 975,024
#*Montrose Environmental Group,
Inc. 46,887 1,063,866
*MRC Global, Inc. 164,823 2,419,602
National Presto Industries, Inc. 10,431 1,006,070
NL Industries, Inc. 64,251 396,429
*NN, Inc. 22,104 43,103
*NPK International, Inc. 126,273 1,138,982
*NV5 Global, Inc. 196,047 4,401,255
*NWPX Infrastructure, Inc. 50,615 2,114,695
*OPENLANE, Inc. 459,754 11,328,339
*Orion Group Holdings, Inc. 21,876 162,101
Oshkosh Corp. 239,587 30,314,943
*PAMT Corp. 61,457 696,308
#Pangaea Logistics Solutions,
Ltd. 202,720 987,246
Park-Ohio Holdings Corp. 52,001 852,816
*Perma-Pipe International
Holdings, Inc. 16,307 361,363
Preformed Line Products Co. 20,289 3,131,201
Primoris Services Corp. 23,907 2,251,322
*Proto Labs, Inc. 89,186 3,845,700
Quanex Building Products Corp. 92,365 1,799,270
*Radiant Logistics, Inc. 181,408 1,072,121
Regal Rexnord Corp. 159,832 24,435,116
*Resideo Technologies, Inc. 636,227 17,368,997
Resources Connection, Inc. 77,754 393,435
Rush Enterprises, Inc., Class A 140,555 7,609,648
Rush Enterprises, Inc., Class B 15,391 835,885
Ryder System, Inc. 55,218 9,812,791
#Schneider National, Inc., Class B 401,008 9,804,646
Sensata Technologies Holding
PLC 586,755 18,048,584
#*Shoals Technologies Group,
Inc., Class A 109,558 590,518
*SkyWest, Inc. 175,385 20,337,645
#Stanley Black & Decker, Inc. 312,050 21,110,182
Steelcase, Inc., Class A 463,919 4,792,283
*Sun Country Airlines Holdings,
Inc. 259,633 3,009,146
#*Sunrun, Inc. 848,726 8,707,929

64
Dimensional US Small Cap Value ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*TaskUS, Inc., Class A 1,671 $ 28,541
*Taylor Devices, Inc. 4,437 200,109
Terex Corp. 183,866 9,351,425
*Thermon Group Holdings, Inc. 86,062 2,433,833
Timken Co. (The) 160,820 12,236,794
*Titan International, Inc. 216,984 1,835,685
*Titan Machinery, Inc. 92,747 1,791,872
Trinity Industries, Inc. 122,768 2,860,494
#*TTEC Holdings, Inc. 18,600 92,628
*Tutor Perini Corp. 79,680 3,836,592
Twin Disc, Inc. 30,516 263,963
UFP Industries, Inc. 57,520 5,636,960
U-Haul Holding Co. 26,119 1,358,188
*U-Haul Holding Co. 7,429 429,842
*Ultralife Corp. 67,936 541,450
UniFirst Corp. 64,818 11,085,823
#Universal Logistics Holdings,
Inc. 33,702 806,489
*V2X, Inc. 125,895 5,964,905
Vestis Corp. 420,976 2,551,115
#Virco Mfg. Corp. 80,556 623,503
*VirTra, Inc. 42,453 300,992
#Werner Enterprises, Inc. 281,530 7,804,012
WESCO International, Inc. 157,047 32,502,447
*Wilhelmina International, Inc. 1,354 4,184
Willis Lease Finance Corp. 9,123 1,291,634
Worthington Enterprises, Inc. 10,526 652,296
TOTAL INDUSTRIALS 902,502,480
INFORMATION TECHNOLOGY — (5.5%)
*Alpha & Omega Semiconductor,
Ltd. 124,030 3,159,044
Amkor Technology, Inc. 1,011,696 22,823,862
*Arrow Electronics, Inc. 218,227 25,314,332
*ASGN, Inc. 128,342 6,435,068
*AstroNova, Inc. 502 5,673
*Aviat Networks, Inc. 20,860 450,576
Avnet, Inc. 365,620 19,355,923
*Axcelis Technologies, Inc. 20,627 1,396,242
Bel Fuse, Inc., Class B 3,468 450,979
Benchmark Electronics, Inc. 151,828 5,845,378
#*BILL Holdings, Inc. 258,708 11,085,638
#*Cleanspark, Inc. 117,614 1,337,271
*Coherent Corp. 43,756 4,708,146
*Cohu, Inc. 179,720 3,209,799
*Corsair Gaming, Inc. 249,547 2,260,896
#*Daily Journal Corp. 432 172,619
*Daktronics, Inc. 33,066 536,331
*Diebold Nixdorf, Inc. 76,329 4,296,559
*Digi International, Inc. 84,865 2,767,448
*Diodes, Inc. 186,288 9,197,039
*DXC Technology Co. 779,591 10,610,233
#*Eastman Kodak Co. 61,979 415,259
#*Electro-Sensors, Inc. 297 1,317
*ePlus, Inc. 61,504 3,984,229
#*Globant SA 5,340 449,948
*Grid Dynamics Holdings, Inc. 11,749 111,498
*Ichor Holdings, Ltd. 116,768 2,310,839
Information Services Group, Inc. 17,263 74,404
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*inTEST Corp. 18,754 $ 131,090
*IPG Photonics Corp. 165,597 12,401,559
*Jamf Holding Corp. 44,597 354,100
*Key Tronic Corp. 23,650 69,531
*Kimball Electronics, Inc. 105,282 1,975,090
*Knowles Corp. 288,871 5,866,970
*KVH Industries, Inc. 12,747 67,432
*Lantronix, Inc. 163,508 524,861
*LGL Group, Inc. (The) 300 2,183
Littelfuse, Inc. 4,065 1,046,046
Methode Electronics, Inc. 8,468 55,550
#*Mirion Technologies, Inc. 265,892 5,942,686
*Mitek Systems, Inc. 2,790 25,166
MKS, Inc. 13,481 1,283,122
*N-able, Inc. 3,124 25,242
*NCR Voyix Corp. 164,363 2,238,624
*NETGEAR, Inc. 104,562 2,431,066
*NetScout Systems, Inc. 111,293 2,383,896
*Nortech Systems, Inc. 175 1,472
PC Connection, Inc. 30,407 1,872,767
#*Penguin Solutions, Inc. 55,706 1,312,990
*Photronics, Inc. 292,995 5,965,378
*Plexus Corp. 14,704 1,874,760
*Powerfleet, Inc. 237,450 964,047
*Qorvo, Inc. 45,336 3,790,090
*Ribbon Communications, Inc. 324,629 1,220,605
Richardson Electronics, Ltd. 61,051 615,394
#*Riot Platforms, Inc. 11,748 157,541
*Rogers Corp. 70,100 4,597,158
*Rubico, Inc. 1,922 3,690
*Sanmina Corp. 112,003 12,996,828
*ScanSource, Inc. 95,474 3,708,210
Skyworks Solutions, Inc. 208,756 14,308,136
*Synaptics, Inc. 28,354 1,777,796
Taitron Components, Inc. 4,441 9,637
TD SYNNEX Corp. 116,991 16,892,330
*TransAct Technologies, Inc. 13,958 52,622
*Trio-Tech International 4,720 25,677
*TTM Technologies, Inc. 167,506 7,914,658
*Ultra Clean Holdings, Inc. 119,150 2,683,258
*Veeco Instruments, Inc. 125,692 2,611,880
*Verint Systems, Inc. 225,808 4,805,194
#*Viasat, Inc. 386,362 6,347,928
Vishay Intertechnology, Inc. 493,252 8,084,400
*Vishay Precision Group, Inc. 52,843 1,401,396
#Xerox Holdings Corp. 343,534 1,391,313
*Xperi, Inc. 1,360 8,187
TOTAL INFORMATION
TECHNOLOGY 286,986,106
MATERIALS — (5.8%)
AdvanSix, Inc. 122,417 2,463,030
Alcoa Corp. 747,761 22,410,397
*Alpha Metallurgical Resources,
Inc. 40,420 4,772,389
*American Vanguard Corp. 15,420 59,521
#*Arq, Inc. 76,987 411,881
*Ascent Industries Co. 15,946 204,587
Ashland, Inc. 188,266 9,706,995

65
Dimensional US Small Cap Value ETF
continued
Shares Value
MATERIALS — (Continued)
#*Aspen Aerogels, Inc. 109,548 $ 839,138
Avient Corp. 359,450 11,347,837
Caledonia Mining Corp. PLC 54,300 1,069,167
Celanese Corp. 56,445 2,948,122
*Clearwater Paper Corp. 66,276 1,495,187
*Cleveland-Cliffs, Inc. 1,721,929 18,114,693
*Coeur Mining, Inc. 140,908 1,224,491
Commercial Metals Co. 489,890 25,405,695
Eastman Chemical Co. 180,433 13,101,240
*Ecovyst, Inc. 549,668 4,732,642
Element Solutions, Inc. 252,041 5,948,168
#Ferroglobe PLC 95,619 404,468
FMC Corp. 138,010 5,387,910
Friedman Industries, Inc. 26,863 407,243
#Graphic Packaging Holding Co. 24,646 551,085
Greif, Inc., Class A 160,239 10,163,960
Greif, Inc., Class B 6,147 403,551
HB Fuller Co. 143,652 8,073,242
Hecla Mining Co. 1,111,096 6,377,691
Huntsman Corp. 723,846 7,021,306
Innospec, Inc. 37,424 2,990,178
*Intrepid Potash, Inc. 51,680 1,719,910
Kaiser Aluminum Corp. 70,288 5,433,965
Koppers Holdings, Inc. 89,672 2,946,622
Kronos Worldwide, Inc. 279,204 1,493,741
*LSB Industries, Inc. 197,029 1,523,034
Materion Corp. 17,451 1,837,590
Mativ Holdings, Inc. 117,369 776,983
#*McEwen, Inc. 73,170 743,407
Mercer International, Inc. 282,930 1,049,670
*Metallus, Inc. 172,008 2,717,726
Minerals Technologies, Inc. 144,116 8,380,345
Mosaic Co. (The) 680,414 24,501,708
Myers Industries, Inc. 145,363 2,129,568
Nexa Resources SA 32,193 155,814
Northern Technologies
International Corp. 1,852 14,260
*O-I Glass, Inc. 591,771 7,698,941
Olin Corp. 137,099 2,596,655
Olympic Steel, Inc. 45,754 1,422,949
Orion SA 188,653 1,829,934
*Perimeter Solutions, Inc. 573,969 9,258,120
#Quaker Chemical Corp. 57,927 6,628,007
#Ramaco Resources, Inc., Class
A 123,285 2,508,850
Ramaco Resources, Inc., Class B 6,068 82,404
*Ranpak Holdings Corp. 283,869 1,036,122
*Rayonier Advanced Materials,
Inc. 272,708 1,047,199
Ryerson Holding Corp. 131,926 2,717,676
Sonoco Products Co. 181,854 8,196,160
Stepan Co. 91,949 4,668,251
SunCoke Energy, Inc. 435,886 3,221,198
*Tredegar Corp. 8,742 76,143
TriMas Corp. 164,941 5,893,342
Tronox Holdings PLC 645,710 2,059,815
#Warrior Met Coal, Inc. 104,722 5,380,616
#Westlake Corp. 47,350 3,754,855
Shares Value
MATERIALS — (Continued)
Worthington Steel, Inc. 171,906 $ 5,246,571
TOTAL MATERIALS 298,783,965
REAL ESTATE — (0.9%)
*AMREP Corp. 8,990 200,027
*Anywhere Real Estate, Inc. 499,996 2,309,982
*CKX Lands, Inc. 1,249 14,994
*Cushman & Wakefield PLC 983,480 11,988,621
*Five Point Holdings LLC, Class A 152,487 812,756
*Forestar Group, Inc. 216,539 5,370,167
*FRP Holdings, Inc. 60,132 1,587,485
*Howard Hughes Holdings, Inc. 131,642 9,047,755
*Jones Lang LaSalle, Inc. 32,592 8,811,573
Kennedy-Wilson Holdings, Inc. 9,019 66,019
Newmark Group, Inc., Class A 147,616 2,239,335
*RE/MAX Holdings, Inc. 82,141 631,664
#*Seaport Entertainment Group,
Inc. 30,856 711,848
*Stratus Properties, Inc. 18,646 297,124
*Tejon Ranch Co. 136,377 2,449,331
TOTAL REAL ESTATE 46,538,681
UTILITIES — (0.6%)
*Hallador Energy Co. 18,340 323,518
MDU Resources Group, Inc. 767,075 13,232,044
New Jersey Resources Corp. 225,549 10,354,954
Ormat Technologies, Inc. 89,031 7,960,262
TOTAL UTILITIES 31,870,778
TOTAL COMMON STOCKS 4,821,690,104
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*OmniAb, Inc.- Vesting 12.5 3,138 –
*OmniAb, Inc.- Vesting 15 3,138 –
TOTAL HEALTH CARE –
MATERIALS — (0.0%)
*<Resolute Forest Products, Inc.
CVR 34,750 9,254
TOTAL RIGHTS/WARRANTS 9,254
TOTAL INVESTMENT SECURITIES — (92.8%)
(Cost $4,752,103,284) 4,821,699,358
SECURITIES LENDING COLLATERAL — (7.2%)
@§The DFA Short Term
Investment Fund 32,276,164 373,338,389
TOTAL INVESTMENTS — ( 100.0% )
(Cost $5,125,441,673) $ 5,195,037,747

66
Dimensional US Small Cap Value ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 125,951,534 $ — $ — $ 125,951,534
Consumer Discretionary ................ 700,522,299 — — 700,522,299
Consumer Staples .................... 209,252,922 — — 209,252,922
Energy ............................. 490,801,303 — — 490,801,303
Financials ........................... 1,437,924,622 — — 1,437,924,622
Health Care ......................... 290,555,414 — — 290,555,414
Industrials ........................... 902,502,480 — — 902,502,480
Information Technology ................ 286,982,415 3,691 — 286,986,106
Materials ........................... 298,783,965 — — 298,783,965
Real Estate .......................... 46,538,681 — — 46,538,681
Utilities ............................. 31,870,778 — — 31,870,778
Rights/Warrants
Health Care ......................... — — — —
Materials ........................... — — 9,254 9,254
Securities Lending Collateral .............. — 373,338,389 — 373,338,389
Total Investments ....................... $4,821,686,413 $373,342,080 $9,254> $5,195,037,747
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

67
Dimensional US Large Cap Vector ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (98.6%)
COMMUNICATION SERVICES — (13.7%)
Alphabet, Inc., Class A 56,815 $ 10,902,799
Alphabet, Inc., Class C 48,818 9,415,039
AT&T, Inc. 114,199 3,130,195
#*Charter Communications, Inc.,
Class A 3,478 936,834
Comcast Corp., Class A 66,449 2,208,100
Electronic Arts, Inc. 4,837 737,594
Fox Corp., Class A 9,277 517,286
Fox Corp., Class B 2,860 146,260
Interpublic Group of Cos., Inc.
(The) 5,131 126,223
Meta Platforms, Inc., Class A 26,623 20,591,293
#Omnicom Group, Inc. 5,261 379,055
T-Mobile US, Inc. 7,843 1,869,850
Verizon Communications, Inc. 85,078 3,637,935
Warner Music Group Corp., Class
A 2,896 84,737
TOTAL COMMUNICATION
SERVICES 54,683,200
CONSUMER DISCRETIONARY — (10.0%)
*Amazon.com, Inc. 89,435 20,937,628
*Aptiv PLC 2,103 144,350
Best Buy Co., Inc. 8,768 570,446
*Burlington Stores, Inc. 1,371 374,228
*Carnival Corp. 6,117 182,103
*Chipotle Mexican Grill, Inc. 14,791 634,238
D.R. Horton, Inc. 5,483 783,192
Darden Restaurants, Inc. 2,388 481,588
*Deckers Outdoor Corp. 1,811 192,274
Dick's Sporting Goods, Inc. 1,946 411,598
eBay, Inc. 12,156 1,115,313
Expedia Group, Inc. 2,122 382,427
Ford Motor Co. 100,856 1,116,476
Garmin, Ltd. 2,725 596,121
General Motors Co. 23,284 1,241,969
Genuine Parts Co. 3,295 424,660
Home Depot, Inc. (The) 766 281,513
Las Vegas Sands Corp. 7,966 417,418
Lennar Corp., Class A 45 5,048
#Lennar Corp., Class B 8 857
*Lululemon Athletica, Inc. 2,595 520,375
NIKE, Inc., Class B 7,328 547,328
*NVR, Inc. 93 702,103
Penske Automotive Group, Inc. 177 29,632
PulteGroup, Inc. 4,560 514,915
Ralph Lauren Corp. 1,260 376,425
Ross Stores, Inc. 7,561 1,032,379
Royal Caribbean Cruises, Ltd. 6,910 2,196,482
Service Corp. International 149 11,370
#*SharkNinja, Inc. 541 62,810
#Somnigroup International, Inc. 467 33,801
Tapestry, Inc. 4,390 474,252
TJX Cos., Inc. (The) 12,404 1,544,670
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Tractor Supply Co. 9,570 $ 545,011
*Ulta Beauty, Inc. 1,471 757,580
Williams-Sonoma, Inc. 3,014 563,769
TOTAL CONSUMER
DISCRETIONARY 40,206,349
CONSUMER STAPLES — (7.9%)
Albertsons Cos., Inc., Class A 827 15,895
*BJ's Wholesale Club Holdings,
Inc. 1,383 146,460
#Brown-Forman Corp., Class B 1,709 49,304
Casey's General Stores, Inc. 876 455,634
Church & Dwight Co., Inc. 4,001 375,174
Coca-Cola Co. (The) 44,039 2,989,808
Constellation Brands, Inc., Class
A 3,678 614,373
Costco Wholesale Corp. 5,044 4,739,544
Dollar General Corp. 3,233 339,142
*Dollar Tree, Inc. 1,809 205,412
General Mills, Inc. 13,363 654,520
#Hershey Co. (The) 4,149 772,253
Kellanova 1,584 126,451
Kenvue, Inc. 25,491 546,527
Kimberly-Clark Corp. 5,277 657,620
Kroger Co. (The) 21,544 1,510,234
McCormick & Co., Inc. 793 56,009
Mondelez International, Inc.,
Class A 11,500 743,935
*Monster Beverage Corp. 4,276 251,215
PepsiCo, Inc. 26,350 3,634,192
*Performance Food Group Co. 567 56,927
Primo Brands Corp. 315 8,697
Procter & Gamble Co. (The) 35,610 5,358,237
*Sprouts Farmers Market, Inc. 1,851 280,500
Sysco Corp. 10,912 868,595
Target Corp. 12,048 1,210,824
*US Foods Holding Corp. 5,527 460,565
Walmart, Inc. 47,047 4,609,665
TOTAL CONSUMER STAPLES 31,737,712
ENERGY — (6.9%)
Baker Hughes Co. 20,910 941,995
Cheniere Energy, Inc. 6,037 1,424,008
Chevron Corp. 34,536 5,237,039
ConocoPhillips 21,355 2,035,986
Coterra Energy, Inc. 20,448 498,727
Devon Energy Corp. 17,716 588,526
Diamondback Energy, Inc. 2,137 317,686
EOG Resources, Inc. 12,857 1,543,097
Expand Energy Corp. 880 92,206
Exxon Mobil Corp. 67,669 7,554,567
Halliburton Co. 15,981 357,974
Marathon Petroleum Corp. 7,923 1,348,415
#Occidental Petroleum Corp. 14,411 633,219
ONEOK, Inc. 12,275 1,007,900
Phillips 66 5,636 696,497

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Dimensional US Large Cap Vector ETF
continued
Shares Value
ENERGY — (Continued)
Schlumberger NV 19,325 $ 653,185
Targa Resources Corp. 3,964 659,649
TechnipFMC PLC 1,254 45,608
#Texas Pacific Land Corp. 327 316,579
Valero Energy Corp. 6,918 949,911
Williams Cos., Inc. (The) 14,006 839,660
TOTAL ENERGY 27,742,434
FINANCIALS — (14.1%)
Aflac, Inc. 2,412 239,656
Allstate Corp. (The) 4,449 904,259
Ally Financial, Inc. 1,133 42,884
American Express Co. 11,682 3,496,539
American Financial Group, Inc. 140 17,486
American International Group,
Inc. 10,918 847,564
Ameriprise Financial, Inc. 2,048 1,061,253
Aon PLC, Class A 2,017 717,467
#Apollo Global Management, Inc. 4,484 651,615
Arch Capital Group, Ltd. 9,127 785,470
Arthur J. Gallagher & Co. 973 279,494
Bank of New York Mellon Corp.
(The) 12,573 1,275,531
Brown & Brown, Inc. 5,435 496,596
Capital One Financial Corp. 3,497 751,855
Carlyle Group, Inc. (The) 6,836 414,672
Cboe Global Markets, Inc. 2,253 543,063
Charles Schwab Corp. (The) 15,732 1,537,488
Cincinnati Financial Corp. 2,020 297,970
*Coinbase Global, Inc., Class A 2,961 1,118,547
Corebridge Financial, Inc. 17,240 613,054
*Corpay, Inc. 1,608 519,464
East West Bancorp, Inc. 1,168 117,092
Equitable Holdings, Inc. 6,493 333,416
#Erie Indemnity Co., Class A 241 85,854
Everest Group, Ltd. 161 54,064
FactSet Research Systems, Inc. 999 402,497
Fidelity National Financial, Inc. 7,467 421,363
Fidelity National Information
Services, Inc. 10,538 836,823
Fifth Third Bancorp 13,525 562,234
#First Citizens BancShares, Inc.,
Class A 109 217,429
*Fiserv, Inc. 5,235 727,351
Hartford Insurance Group, Inc.
(The) 7,435 924,840
Huntington Bancshares, Inc. 5,991 98,432
Intercontinental Exchange, Inc. 2,497 461,520
Jack Henry & Associates, Inc. 837 142,135
JPMorgan Chase & Co. 37,495 11,107,519
LPL Financial Holdings, Inc. 2,144 848,445
*Markel Group, Inc. 288 578,388
Marsh & McLennan Cos., Inc. 6,302 1,255,358
MetLife, Inc. 18,678 1,418,594
Moody's Corp. 1,873 965,962
Morgan Stanley 17,284 2,462,279
Morningstar, Inc. 233 64,415
Nasdaq, Inc. 48 4,619
Northern Trust Corp. 5,256 683,280
Shares Value
FINANCIALS — (Continued)
*PayPal Holdings, Inc. 9,389 $ 645,588
Principal Financial Group, Inc. 4,673 363,700
Progressive Corp. (The) 8,524 2,063,149
Prudential Financial, Inc. 2,565 265,683
Raymond James Financial, Inc. 4,382 732,364
Regions Financial Corp. 3,658 92,657
RenaissanceRe Holdings, Ltd. 985 240,084
Synchrony Financial 10,496 731,256
T. Rowe Price Group, Inc. 3,895 395,148
Travelers Cos., Inc. (The) 7,353 1,913,545
Unum Group 651 46,748
Visa, Inc., Class A 18,075 6,244,370
W. R. Berkley Corp. 8,980 617,914
Wells Fargo & Co. 468 37,735
Willis Towers Watson PLC 2,271 717,204
TOTAL FINANCIALS 56,492,981
HEALTH CARE — (9.8%)
Abbott Laboratories 18,533 2,338,679
AbbVie, Inc. 8,579 1,621,602
Agilent Technologies, Inc. 4,789 549,825
*Align Technology, Inc. 159 20,513
Amgen, Inc. 9,953 2,937,130
Becton Dickinson & Co. 4,031 718,526
*Boston Scientific Corp. 12,186 1,278,555
Bristol-Myers Squibb Co. 52,590 2,277,673
Cencora, Inc. 785 224,573
Cigna Group (The) 4,343 1,161,231
CVS Health Corp. 664 41,234
*DaVita, Inc. 256 35,935
*Edwards Lifesciences Corp. 4,952 392,743
Elevance Health, Inc. 2,408 681,657
Eli Lilly & Co. 68 50,325
GE HealthCare Technologies, Inc. 8,100 577,692
Gilead Sciences, Inc. 33,135 3,720,729
*Hologic, Inc. 1,756 117,336
Humana, Inc. 291 72,712
*IDEXX Laboratories, Inc. 1,159 619,265
*IQVIA Holdings, Inc. 3,316 616,312
Johnson & Johnson 44,951 7,405,228
Merck & Co., Inc. 39,252 3,066,366
*Molina Healthcare, Inc. 1,066 168,289
*Neurocrine Biosciences, Inc. 323 41,418
Pfizer, Inc. 61,656 1,435,968
Quest Diagnostics, Inc. 3,039 508,759
ResMed, Inc. 2,302 626,006
*Solventum Corp. 724 51,665
STERIS PLC 33 7,474
Stryker Corp. 2,867 1,125,957
*Tenet Healthcare Corp. 1,578 254,500
Thermo Fisher Scientific, Inc. 66 30,867
*United Therapeutics Corp. 1,257 345,298
UnitedHealth Group, Inc. 10,305 2,571,716
Universal Health Services, Inc.,
Class B 125 20,806
*Vertex Pharmaceuticals, Inc. 603 275,493
*Waters Corp. 1,118 322,834
West Pharmaceutical Services,
Inc. 265 63,404

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Dimensional US Large Cap Vector ETF
continued
Shares Value
HEALTH CARE — (Continued)
Zoetis, Inc. 5,696 $ 830,420
TOTAL HEALTH CARE 39,206,715
INDUSTRIALS — (14.8%)
3M Co. 8,771 1,308,809
AECOM 2,146 241,940
Allegion PLC 490 81,301
*Amentum Holdings, Inc. 46 1,149
AMETEK, Inc. 3,991 737,736
Automatic Data Processing, Inc. 6,286 1,945,517
Booz Allen Hamilton Holding
Corp. 1,619 173,767
Broadridge Financial Solutions,
Inc. 1,921 475,467
*Builders FirstSource, Inc. 1,092 138,826
Carlisle Cos., Inc. 1,237 438,776
Carrier Global Corp. 11,055 758,594
Caterpillar, Inc. 9,031 3,955,759
Cintas Corp. 3,777 840,571
*Clean Harbors, Inc. 1,325 312,448
CNH Industrial NV 34,933 452,732
Comfort Systems USA, Inc. 740 520,442
*Copart, Inc. 15,910 721,200
CSX Corp. 47,555 1,690,105
Cummins, Inc. 2,554 938,902
Curtiss-Wright Corp. 429 210,304
Deere & Co. 5,127 2,688,445
Delta Air Lines, Inc. 16,678 887,436
Dover Corp. 2,014 364,816
Eaton Corp. PLC 3,342 1,285,734
EMCOR Group, Inc. 1,127 707,181
Emerson Electric Co. 5,091 740,791
Equifax, Inc. 2,144 515,053
Expeditors International of
Washington, Inc. 3,777 439,039
Fastenal Co. 4,450 205,279
FedEx Corp. 4,520 1,010,175
Ferguson Enterprises, Inc. 4,962 1,108,164
General Dynamics Corp. 2,480 772,793
Graco, Inc. 2,056 172,663
Honeywell International, Inc. 10,772 2,395,154
Howmet Aerospace, Inc. 6,161 1,107,563
Hubbell, Inc. 1,211 529,788
IDEX Corp. 1,272 207,985
Illinois Tool Works, Inc. 5,648 1,445,719
Jacobs Solutions, Inc. 2,095 297,218
JB Hunt Transport Services, Inc. 1,950 280,898
Johnson Controls International
PLC 5,077 533,085
Leidos Holdings, Inc. 3,233 516,149
Lennox International, Inc. 749 456,141
Lincoln Electric Holdings, Inc. 265 64,528
Lockheed Martin Corp. 4,489 1,889,779
Nordson Corp. 605 129,597
Norfolk Southern Corp. 2,948 819,544
Northrop Grumman Corp. 1,838 1,059,809
Old Dominion Freight Line, Inc. 4,076 608,343
Owens Corning 1,888 263,244
PACCAR, Inc. 11,128 1,099,001
Shares Value
INDUSTRIALS — (Continued)
Parker-Hannifin Corp. 1,109 $ 811,677
Paychex, Inc. 6,680 964,124
#Paycom Software, Inc. 908 210,238
Pentair PLC 2,662 272,056
Quanta Services, Inc. 1,869 759,057
Republic Services, Inc. 2,779 640,976
Rockwell Automation, Inc. 2,382 837,773
Rollins, Inc. 6,396 366,299
RTX Corp. 8,397 1,323,115
Snap-on, Inc. 1,287 413,372
#Southwest Airlines Co. 4,962 153,475
SS&C Technologies Holdings,
Inc. 6,300 538,524
Textron, Inc. 379 29,475
Trane Technologies PLC 2,004 877,912
TransUnion 2,375 226,076
U-Haul Holding Co. 1,016 52,832
*U-Haul Holding Co. 226 13,076
UL Solutions, Inc., Class A 27 1,974
Union Pacific Corp. 11,767 2,611,921
*United Airlines Holdings, Inc. 10,186 899,526
United Parcel Service, Inc., Class
B 13,090 1,127,834
United Rentals, Inc. 1,840 1,624,610
Veralto Corp. 2,740 287,234
Vertiv Holdings Co., Class A 5,699 829,774
Waste Management, Inc. 5,314 1,217,756
#Watsco, Inc. 624 281,349
WW Grainger, Inc. 923 959,495
#*XPO, Inc. 3,697 444,712
TOTAL INDUSTRIALS 59,321,701
INFORMATION TECHNOLOGY — (17.1%)
Accenture PLC, Class A 9,041 2,414,851
*Adobe, Inc. 4,168 1,490,852
*Akamai Technologies, Inc. 688 52,501
Amphenol Corp., Class A 7,486 797,334
Analog Devices, Inc. 2,363 530,801
Applied Materials, Inc. 9,142 1,646,109
*AppLovin Corp., Class A 4,342 1,696,419
*Autodesk, Inc. 3,540 1,073,009
CDW Corp. 2,785 485,648
Cisco Systems, Inc. 42,633 2,902,455
Cognizant Technology Solutions
Corp., Class A 10,651 764,316
Corning, Inc. 16,291 1,030,243
*F5, Inc. 1,247 390,835
*First Solar, Inc. 1,706 298,089
*Flex, Ltd. 7,228 360,460
*Fortinet, Inc. 133 13,287
*Gartner, Inc. 1,114 377,256
Gen Digital, Inc. 19,134 564,262
Hewlett Packard Enterprise Co. 23,002 475,911
International Business Machines
Corp. 16,133 4,084,069
Jabil, Inc. 2,177 485,841
*Keysight Technologies, Inc. 1,893 310,282
KLA Corp. 2,206 1,939,140
Lam Research Corp. 14,722 1,396,235

70
Dimensional US Large Cap Vector ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Microchip Technology, Inc. 5,936 $ 401,214
Micron Technology, Inc. 7,247 790,938
Microsoft Corp. 49,814 26,575,769
Motorola Solutions, Inc. 72 31,607
NetApp, Inc. 5,684 591,875
NVIDIA Corp. 2,190 389,535
NXP Semiconductors NV 5,379 1,149,869
*ON Semiconductor Corp. 6,533 368,200
Oracle Corp. 26,390 6,696,990
QUALCOMM, Inc. 14,583 2,140,201
TE Connectivity PLC 5,313 1,093,150
Teradyne, Inc. 1,221 131,172
Texas Instruments, Inc. 11,166 2,021,716
#Western Digital Corp. 573 45,089
*Zebra Technologies Corp. 774 262,401
TOTAL INFORMATION
TECHNOLOGY 68,269,931
MATERIALS — (3.4%)
Air Products and Chemicals, Inc. 2,824 812,973
Amcor PLC 52,312 489,117
Avery Dennison Corp. 2,494 418,418
Ball Corp. 5,014 287,102
CF Industries Holdings, Inc. 5,098 473,247
CRH PLC 10,415 994,112
Dow, Inc. 1,928 44,903
Ecolab, Inc. 1,639 429,025
Freeport-McMoRan, Inc. 16,957 682,350
#International Paper Co. 799 37,345
Linde PLC 5,120 2,356,531
Shares Value
MATERIALS — (Continued)
Martin Marietta Materials, Inc. 895 $ 514,518
Newmont Corp. 15,928 989,129
Nucor Corp. 3,448 493,305
Packaging Corp. of America 2,941 569,819
PPG Industries, Inc. 4,432 467,576
Reliance, Inc. 1,439 417,497
RPM International, Inc. 3,512 412,344
Sherwin-Williams Co. (The) 3,491 1,155,102
Smurfit WestRock PLC 364 16,154
Southern Copper Corp. 2,213 208,376
Steel Dynamics, Inc. 4,202 536,007
Vulcan Materials Co. 2,907 798,466
TOTAL MATERIALS 13,603,416
REAL ESTATE — (0.2%)
*CBRE Group, Inc., Class A 4,585 714,068
Millrose Properties, Inc. 724 21,713
TOTAL REAL ESTATE 735,781
UTILITIES — (0.7%)
NRG Energy, Inc. 5,105 853,556
Vistra Corp. 8,855 1,846,622
TOTAL UTILITIES 2,700,178
TOTAL COMMON STOCKS 394,700,398
TOTAL INVESTMENT SECURITIES — (98.6%)
(Cost $354,354,411) 394,700,398
SECURITIES LENDING COLLATERAL — (1.4%)
@§The DFA Short Term
Investment Fund 485,720 5,618,322
TOTAL INVESTMENTS — ( 100.0% )
(Cost $359,972,733) $ 400,318,720
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 54,683,200 $ — $ — $ 54,683,200
Consumer Discretionary ................ 40,206,349 — — 40,206,349
Consumer Staples .................... 31,737,712 — — 31,737,712
Energy ............................. 27,742,434 — — 27,742,434
Financials ........................... 56,492,981 — — 56,492,981
Health Care ......................... 39,206,715 — — 39,206,715
Industrials ........................... 59,321,701 — — 59,321,701
Information Technology ................ 68,269,931 — — 68,269,931
Materials ........................... 13,603,416 — — 13,603,416

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Dimensional US Large Cap Vector ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Real Estate .......................... $ 735,781 $ — $ — $ 735,781
Utilities ............................. 2,700,178 — — 2,700,178
Securities Lending Collateral .............. — 5,618,322 — 5,618,322
Total Investments ....................... $394,700,398 $5,618,322 $— $400,318,720

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Dimensional US Vector Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (94.4%)
COMMUNICATION SERVICES — (7.3%)
Alphabet, Inc., Class A 15,942 $ 3,059,270
Alphabet, Inc., Class C 13,779 2,657,418
*Altice USA, Inc., Class A 12 31
#*AMC Networks, Inc., Class A 12 72
*Angi, Inc. 1,264 20,502
AT&T, Inc. 40,729 1,116,382
ATN International, Inc. 1,201 20,597
*Bandwidth, Inc., Class A 20 278
#*Boston Omaha Corp., Class A 12 161
*Bumble, Inc., Class A 2,530 19,683
*BuzzFeed, Inc. 4 9
#Cable One, Inc. 227 29,051
*Cardlytics, Inc. 16 33
*Cargurus, Inc. 2,127 69,808
*Cars.com, Inc. 3,588 46,178
#*Charter Communications, Inc.,
Class A 1,888 508,552
#Cinemark Holdings, Inc. 3,570 95,926
Comcast Corp., Class A 15,212 505,495
*DoubleVerify Holdings, Inc. 7,184 110,059
*E.W. Scripps Co. (The), Class A 3,092 9,245
#*EchoStar Corp., Class A 2,384 77,695
Electronic Arts, Inc. 1,221 186,190
*EverQuote, Inc., Class A 58 1,426
Fox Corp., Class A 2,831 157,857
Fox Corp., Class B 1,664 85,097
#*fuboTV, Inc. 880 3,502
*Gaia, Inc. 12 50
*Gambling.com Group, Ltd. 8 85
*Gannett Co., Inc. 40 152
*GCI Liberty, Inc., Class A 25 826
*GCI Liberty, Inc., Class C 261 8,678
#*Gogo, Inc. 1,747 27,707
IDT Corp., Class B 736 43,358
*IMAX Corp. 1,321 34,069
#*Integral Ad Science Holding
Corp. 11,615 95,243
Interpublic Group of Cos., Inc.
(The) 1,420 34,932
#Iridium Communications, Inc. 3,159 77,269
John Wiley & Sons, Inc., Class A 1,730 66,778
*Liberty Broadband Corp., Class
A 127 7,763
*Liberty Broadband Corp., Class
C 1,305 80,023
*Liberty Global, Ltd., Class A 3,954 39,619
*Liberty Global, Ltd., Class C 3,534 36,153
*Liberty Latin America, Ltd., Class
A 3,246 22,884
*Liberty Latin America, Ltd., Class
C 7,079 50,544
*Live Nation Entertainment, Inc. 216 31,903
*Lumen Technologies, Inc. 20,961 93,276
Shares Value
COMMUNICATION SERVICES — (Continued)
*Madison Square Garden
Entertainment Corp. 925 $ 34,956
*Madison Square Garden Sports
Corp. 72 14,551
#*Magnite, Inc. 4,364 100,416
Marcus Corp. (The) 12 196
Match Group, Inc. 793 27,176
Meta Platforms, Inc., Class A 8,687 6,718,873
National CineMedia, Inc. 941 4,526
New York Times Co. (The), Class
A 2,207 114,521
News Corp., Class A 4,906 143,844
#News Corp., Class B 1,374 45,919
Nexstar Media Group, Inc. 791 148,004
#Omnicom Group, Inc. 2,171 156,421
*PubMatic, Inc., Class A 177 2,126
#*Reservoir Media, Inc. 16 127
Saga Communications, Inc.,
Class A 4 50
Scholastic Corp. 428 10,559
Shenandoah Telecommunications
Co. 1,143 16,779
Shutterstock, Inc. 110 2,108
Sinclair, Inc. 2,140 30,944
#Sirius XM Holdings, Inc. 12 253
*Skillz, Inc. 4 28
#*Sphere Entertainment Co. 806 34,698
Spok Holdings, Inc. 896 16,433
#*Stagwell, Inc. 4,335 24,840
#Sunrise Communications AG,
ADR 445 23,612
*Teads Holding Co. 8 20
TEGNA, Inc. 4,506 75,250
Telephone and Data Systems,
Inc. 2,725 106,384
*Thryv Holdings, Inc. 1,754 23,083
T-Mobile US, Inc. 1,604 382,410
#*Travelzoo 12 120
#*TripAdvisor, Inc. 3,432 60,026
*TrueCar, Inc. 88 161
*United States Cellular Corp. 234 17,066
Verizon Communications, Inc. 14,221 608,090
*Vimeo, Inc. 6,460 24,483
Walt Disney Co. (The) 2,296 273,477
*Warner Bros Discovery, Inc. 11,759 154,866
Warner Music Group Corp., Class
A 1,620 47,401
*Yelp, Inc. 1,860 64,040
*Ziff Davis, Inc. 2,709 84,304
*ZoomInfo Technologies, Inc. 17,242 186,731
TOTAL COMMUNICATION
SERVICES 19,311,701
CONSUMER DISCRETIONARY — (10.5%)
#*1-800-Flowers.com, Inc., Class
A 24 142

73
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Abercrombie & Fitch Co. 1,002 $ 96,212
Academy Sports & Outdoors, Inc. 2,562 130,124
#Acushnet Holdings Corp. 1,565 124,605
*Adient PLC 13,882 297,630
ADT, Inc. 17,656 147,428
*Adtalem Global Education, Inc. 1,146 130,953
#Advance Auto Parts, Inc. 2,625 139,309
A-Mark Precious Metals, Inc. 170 3,618
*Amazon.com, Inc. 19,778 4,630,228
#*American Axle & Manufacturing
Holdings, Inc. 341 1,518
#American Eagle Outfitters, Inc. 4,040 43,632
#*American Outdoor Brands, Inc. 12 113
*American Public Education, Inc. 20 590
*America's Car-Mart, Inc., Class
MA 8 360
#*Aptiv PLC 2,906 199,468
Aramark 2,870 122,147
*Arhaus, Inc. 6,642 58,184
*Ark Restaurants Corp. 4 34
Arko Corp. 1,591 6,635
*Asbury Automotive Group, Inc. 283 62,860
Autoliv, Inc. 2,099 234,144
*AutoNation, Inc. 890 171,450
*AutoZone, Inc. 9 33,915
#*Barnes & Noble Education, Inc. 8 71
Bassett Furniture Industries, Inc. 12 190
Bath & Body Works, Inc. 20 579
*Beazer Homes USA, Inc. 1,018 23,923
Best Buy Co., Inc. 3,496 227,450
*Biglari Holdings, Inc., Class A 18 26,748
*Biglari Holdings, Inc., Class B 4 1,233
*Birkenstock Holding PLC 2,123 106,341
*BJ's Restaurants, Inc. 645 22,852
#Bloomin' Brands, Inc. 1,789 16,298
Booking Holdings, Inc. 5 27,520
*Boot Barn Holdings, Inc. 582 100,046
BorgWarner, Inc. 5,092 187,386
*Bright Horizons Family Solutions,
Inc. 1,201 135,833
*Brinker International, Inc. 869 136,954
Brunswick Corp. 3,036 176,968
Buckle, Inc. (The) 2,066 101,998
Build-A-Bear Workshop, Inc. 190 9,635
*Burlington Stores, Inc. 652 177,970
*Caesars Entertainment, Inc. 469 12,513
#Caleres, Inc. 1,736 23,835
Camping World Holdings, Inc.,
Class A 1,704 23,583
*Capri Holdings, Ltd. 4,491 81,691
*CarMax, Inc. 2,212 125,221
*Carnival Corp. 14,446 430,057
Carriage Services, Inc. 316 14,195
Carter's, Inc. 1,524 36,942
*Carvana Co. 402 156,848
#*Cavco Industries, Inc. 123 49,651
Century Communities, Inc. 1,026 57,754
*Champion Homes, Inc. 1,136 69,182
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#Cheesecake Factory, Inc. (The) 1,501 $ 95,929
*Chewy, Inc., Class A 1,534 56,298
*Chipotle Mexican Grill, Inc. 4,747 203,551
Choice Hotels International, Inc. 12 1,533
Churchill Downs, Inc. 393 42,067
*Citi Trends, Inc. 12 366
Clarus Corp. 8 29
#Columbia Sportswear Co. 1,694 95,830
#*ContextLogic, Inc., Class A 1,600 11,984
*Coursera, Inc. 13,389 169,237
#Cracker Barrel Old Country
Store, Inc. 2,000 124,000
#Cricut, Inc., Class A 20 98
#*Crocs, Inc. 1,222 121,870
*Culp, Inc. 8 34
D.R. Horton, Inc. 3,044 434,805
Dana, Inc. 5,241 83,437
Darden Restaurants, Inc. 819 165,168
*Dave & Buster's Entertainment,
Inc. 566 16,550
*Deckers Outdoor Corp. 1,698 180,277
Dick's Sporting Goods, Inc. 829 175,342
#Dillard's, Inc., Class A 238 111,129
Domino's Pizza, Inc. 63 29,182
*Dorman Products, Inc. 765 92,274
#*Dream Finders Homes, Inc.,
Class A 1,078 27,295
eBay, Inc. 4,491 412,049
Escalade, Inc. 12 148
Ethan Allen Interiors, Inc. 876 26,079
#*Etsy, Inc. 4 233
Expedia Group, Inc. 1,436 258,796
#*Figs, Inc., Class A 88 572
#*First Watch Restaurant Group,
Inc. 1,500 25,935
*Five Below, Inc. 897 122,458
Flexsteel Industries, Inc. 8 272
*Floor & Decor Holdings, Inc.,
Class A 1,299 99,555
*Foot Locker, Inc. 8,886 222,505
Ford Motor Co. 45,527 503,984
*Fox Factory Holding Corp. 1,085 32,952
*Frontdoor, Inc. 1,171 68,504
*Funko, Inc., Class A 12 46
*GameStop Corp., Class A 3,611 81,067
Gap, Inc. (The) 8,142 158,443
Garmin, Ltd. 921 201,478
Garrett Motion, Inc. 3,483 45,418
General Motors Co. 13,603 725,584
*Genesco, Inc. 12 289
Gentex Corp. 7,147 188,824
*Gentherm, Inc. 109 3,492
Genuine Parts Co. 1,674 215,745
*G-III Apparel Group, Ltd. 1,197 28,249
#*Global Business Travel Group I 2,842 18,274
*Goodyear Tire & Rubber Co.
(The) 128 1,316
Graham Holdings Co., Class B 91 86,830
*Grand Canyon Education, Inc. 473 79,762

74
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Green Brick Partners, Inc. 187 $ 11,583
Group 1 Automotive, Inc. 257 105,923
#*Groupon, Inc. 161 4,965
Guess?, Inc. 771 10,023
H&R Block, Inc. 1,274 69,229
*Hanesbrands, Inc. 4,167 17,043
#Harley-Davidson, Inc. 2,710 65,934
Hasbro, Inc. 1,934 145,359
Haverty Furniture Cos., Inc. 20 413
*Helen of Troy, Ltd. 231 5,077
*Hilton Grand Vacations, Inc. 3,284 147,189
Hilton Worldwide Holdings, Inc. 325 87,126
Home Depot, Inc. (The) 2,829 1,039,686
#Installed Building Products, Inc. 407 82,332
#Jack in the Box, Inc. 4 79
JAKKS Pacific, Inc. 8 142
KB Home 619 34,206
#Kohl's Corp. 1,324 14,352
Kontoor Brands, Inc. 1,300 72,358
#Krispy Kreme, Inc. 1,898 6,871
#Lakeland Industries, Inc. 8 111
Las Vegas Sands Corp. 6,856 359,254
*Latham Group, Inc. 3,384 22,944
*Laureate Education, Inc. 4,599 103,937
La-Z-Boy, Inc. 6,826 245,531
#LCI Industries 876 83,220
Lear Corp. 1,033 97,402
*Legacy Housing Corp. 8 179
Leggett & Platt, Inc. 16,482 157,403
#Lennar Corp., Class A 1,440 161,539
#Lennar Corp., Class B 216 23,151
Levi Strauss & Co., Class A 1,341 26,404
*LGI Homes, Inc. 1,395 74,312
*Life Time Group Holdings, Inc. 4,415 126,799
#Lifetime Brands, Inc. 20 88
*Lincoln Educational Services
Corp. 20 457
Lithia Motors, Inc. 551 158,688
LKQ Corp. 3,621 106,711
#*Lovesac Co. (The) 12 216
Lowe's Cos., Inc. 400 89,428
#*Lucid Group, Inc. 32,866 80,850
*Lululemon Athletica, Inc. 694 139,168
Macy's, Inc. 9,839 124,267
*Malibu Boats, Inc., Class A 52 1,732
Marine Products Corp. 20 172
*MarineMax, Inc. 28 635
#Marriott Vacations Worldwide
Corp. 1,193 88,843
#*MasterCraft Boat Holdings, Inc. 16 309
*Mattel, Inc. 6,814 115,906
Matthews International Corp.,
Class A 20 470
McDonald's Corp. 454 136,232
#*MGM Resorts International 399 14,544
#*Mister Car Wash, Inc. 8,313 48,008
*Mobileye Global, Inc., Class A 1,460 20,790
#*Modine Manufacturing Co. 1,289 173,448
Shares Value
CONSUMER DISCRETIONARY — (Continued)
*Mohawk Industries, Inc. 1,105 $ 126,534
*Motorcar Parts of America, Inc. 8 83
Movado Group, Inc. 12 186
Murphy USA, Inc. 233 84,458
Nathan's Famous, Inc. 4 380
*National Vision Holdings, Inc. 2,775 67,322
Newell Brands, Inc. 16,122 90,444
NIKE, Inc., Class B 4,344 324,453
*Norwegian Cruise Line Holdings,
Ltd. 7,188 183,725
*NVR, Inc. 23 173,638
#*Ollie's Bargain Outlet Holdings,
Inc. 658 89,903
Oxford Industries, Inc. 156 5,956
Papa John's International, Inc. 8 339
#Patrick Industries, Inc. 1,199 116,591
Penske Automotive Group, Inc. 370 61,942
Perdoceo Education Corp. 2,060 59,287
*Petco Health & Wellness Co.,
Inc. 3,860 11,619
Phinia, Inc. 1,083 54,908
*Planet Fitness, Inc., Class A 497 54,267
#Polaris, Inc. 1,968 104,127
Pool Corp. 349 107,541
#*Portillo's, Inc., Class A 1,147 11,424
*Potbelly Corp. 12 144
PulteGroup, Inc. 2,477 279,703
*Pursuit Attractions and
Hospitality, Inc. 631 19,081
#PVH Corp. 874 64,169
#*QuantumScape Corp. 12,191 104,843
Ralph Lauren Corp. 357 106,654
#*RH 8 1,645
#*Rivian Automotive, Inc., Class A 7,803 100,425
Rocky Brands, Inc. 884 23,125
Ross Stores, Inc. 3,204 437,474
Royal Caribbean Cruises, Ltd. 2,294 729,194
*Sabre Corp. 167 506
*Sally Beauty Holdings, Inc. 4,018 39,135
*Savers Value Village, Inc. 2,645 27,535
Service Corp. International 1,263 96,380
#*SharkNinja, Inc. 1,448 168,113
Signet Jewelers, Ltd. 993 78,546
*Skechers USA, Inc., Class A 1,001 63,313
Smith & Wesson Brands, Inc. 60 477
*Solid Power, Inc. 1,485 4,737
Somnigroup International, Inc. 1,574 113,926
Sonic Automotive, Inc., Class A 552 39,937
*Sonos, Inc. 9,796 105,895
*Sportsman's Warehouse
Holdings, Inc. 20 67
Standard Motor Products, Inc. 312 9,472
#Starbucks Corp. 518 46,185
Steven Madden, Ltd. 2,222 53,339
*Stitch Fix, Inc., Class A 32 151
Strategic Education, Inc. 1,171 86,824
*Strattec Security Corp. 4 254
#*Stride, Inc. 857 109,893
Sturm Ruger & Co., Inc. 56 1,913

75
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Superior Group of Cos., Inc. 20 $ 193
Tapestry, Inc. 2,494 269,427
*Target Hospitality Corp. 315 2,391
*Taylor Morrison Home Corp. 2,183 129,408
Texas Roadhouse, Inc. 583 107,931
#Thor Industries, Inc. 997 90,717
*Tile Shop Holdings, Inc. 40 252
TJX Cos., Inc. (The) 3,537 440,463
Toll Brothers, Inc. 836 98,949
*TopBuild Corp. 448 165,953
*Topgolf Callaway Brands Corp. 3,912 36,186
Tractor Supply Co. 3,499 199,268
Travel + Leisure Co. 20 1,185
*Tri Pointe Homes, Inc. 1,780 54,824
*Ulta Beauty, Inc. 500 257,505
#*Under Armour, Inc., Class A 5,346 35,497
*Under Armour, Inc., Class C 6,993 44,056
*Unifi, Inc. 8 36
#*United Parks & Resorts, Inc. 698 33,036
*Universal Electronics, Inc. 2,803 17,014
*Universal Technical Institute, Inc. 1,886 60,767
Upbound Group, Inc. 2,511 51,815
*Urban Outfitters, Inc. 2,396 180,371
#Vail Resorts, Inc. 662 99,472
*Valvoline, Inc. 1,473 51,923
#VF Corp. 1,736 20,346
*Victoria's Secret & Co. 3,178 59,746
*Visteon Corp. 898 99,813
#Wendy's Co. (The) 3,721 36,652
Weyco Group, Inc. 12 349
#Whirlpool Corp. 955 79,303
Williams-Sonoma, Inc. 1,284 240,172
Winmark Corp. 4 1,510
Winnebago Industries, Inc. 722 21,458
Wolverine World Wide, Inc. 2,917 65,866
Wyndham Hotels & Resorts, Inc. 1,189 102,254
Wynn Resorts, Ltd. 4 436
#*XPEL, Inc. 696 22,752
*YETI Holdings, Inc. 2,998 110,147
Yum! Brands, Inc. 427 61,552
*Zumiez, Inc. 1,509 20,688
TOTAL CONSUMER
DISCRETIONARY 27,760,813
CONSUMER STAPLES — (6.0%)
Albertsons Cos., Inc., Class A 9,078 174,479
Alico, Inc. 8 258
Altria Group, Inc. 12 743
Andersons, Inc. (The) 2,175 78,126
Archer-Daniels-Midland Co. 2,564 138,918
#B&G Foods, Inc. 417 1,710
*BellRing Brands, Inc. 363 19,813
*BJ's Wholesale Club Holdings,
Inc. 1,485 157,262
*Boston Beer Co., Inc. (The),
Class A 255 52,805
*Bridgford Foods Corp. 8 61
Brown-Forman Corp., Class A 454 13,003
#Brown-Forman Corp., Class B 3,280 94,628
Shares Value
CONSUMER STAPLES — (Continued)
Bunge Global SA 1,486 $ 118,523
Calavo Growers, Inc. 12 316
Cal-Maine Foods, Inc. 1,004 111,585
Casey's General Stores, Inc. 354 184,126
*Celsius Holdings, Inc. 1,496 67,829
*Central Garden & Pet Co. 400 15,608
*Central Garden & Pet Co., Class
A 1,211 43,015
*Chefs' Warehouse, Inc. (The) 1,405 96,327
Church & Dwight Co., Inc. 1,667 156,315
Clorox Co. (The) 866 108,735
Coca-Cola Co. (The) 12,116 822,555
Coca-Cola Consolidated, Inc. 1,392 155,556
Colgate-Palmolive Co. 3,205 268,739
Conagra Brands, Inc. 3,409 62,248
#Constellation Brands, Inc., Class
A 1,580 263,923
Costco Wholesale Corp. 1,179 1,107,836
*Coty, Inc., Class A 15,650 75,902
*Darling Ingredients, Inc. 2,881 93,287
Dole PLC 6,906 98,341
Dollar General Corp. 2,393 251,026
*Dollar Tree, Inc. 2,888 327,932
Edgewell Personal Care Co. 1,315 33,177
#*elf Beauty, Inc. 1,519 184,088
Energizer Holdings, Inc. 1,250 28,150
Estee Lauder Cos., Inc. (The) 1,830 170,812
#*FitLife Brands, Inc. 794 9,925
#Flowers Foods, Inc. 4,143 65,667
Fresh Del Monte Produce, Inc. 1,427 53,641
General Mills, Inc. 2,841 139,152
*Grocery Outlet Holding Corp. 6,448 84,920
*Herbalife, Ltd. 665 6,118
#Hershey Co. (The) 1,362 253,509
*HF Foods Group, Inc. 2,737 7,417
Hormel Foods Corp. 4,950 139,045
Ingles Markets, Inc., Class A 164 10,321
Ingredion, Inc. 1,127 148,246
Interparfums, Inc. 724 87,314
J&J Snack Foods Corp. 518 58,477
J.M. Smucker Co. (The) 1,458 156,502
John B. Sanfilippo & Son, Inc. 212 13,422
#Kenvue, Inc. 16,737 358,841
Keurig Dr Pepper, Inc. 6,899 225,252
Kimberly-Clark Corp. 2,334 290,863
Kraft Heinz Co. (The) 5,448 149,602
Kroger Co. (The) 9,112 638,751
Lamb Weston Holdings, Inc. 2,339 133,487
#Lifevantage Corp. 10 125
*Lifeway Foods, Inc. 12 303
Limoneira Co. 1,437 21,095
Marzetti Co. (The) 488 86,747
McCormick & Co., Inc. 1,687 119,153
McCormick & Co., Inc. 175 12,379
#*Medifast, Inc. 12 165
MGP Ingredients, Inc. 4,936 139,590
*Mission Produce, Inc. 2,193 27,062

76
Dimensional US Vector Equity ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
#Molson Coors Beverage Co.,
Class B 1,784 $ 86,916
Mondelez International, Inc.,
Class A 2,402 155,385
*Monster Beverage Corp. 4,348 255,445
*National Beverage Corp. 1,812 83,026
Natural Grocers by Vitamin
Cottage, Inc. 955 36,185
*Nature's Sunshine Products, Inc. 24 336
Nu Skin Enterprises, Inc., Class A 16 134
Oil-Dri Corp. of America 204 11,506
PepsiCo, Inc. 7,138 984,473
*Performance Food Group Co. 1,337 134,235
Philip Morris International, Inc. 583 95,641
Pilgrim's Pride Corp. 1,092 51,750
*Post Holdings, Inc. 1,119 118,401
#PriceSmart, Inc. 800 86,000
Primo Brands Corp. 5,677 156,742
Procter & Gamble Co. (The) 8,646 1,300,964
Reynolds Consumer Products,
Inc. 2,876 64,681
Seaboard Corp. 17 53,842
*Seneca Foods Corp., Class A 258 27,020
*Simply Good Foods Co. (The) 5,893 179,501
SpartanNash Co. 1,091 28,955
*Sprouts Farmers Market, Inc. 908 137,598
Sysco Corp. 5,001 398,080
Target Corp. 4,478 450,039
#The Campbell's Company 4,124 131,638
*TreeHouse Foods, Inc. 869 16,702
Turning Point Brands, Inc. 486 40,309
Tyson Foods, Inc., Class A 1,631 85,301
*United Natural Foods, Inc. 2,019 55,805
Universal Corp. 612 33,336
*US Foods Holding Corp. 2,747 228,908
*USANA Health Sciences, Inc. 16 470
Utz Brands, Inc. 1,695 22,086
Village Super Market, Inc., Class
A 12 413
*Vita Coco Co., Inc. (The) 560 19,746
#*Vital Farms, Inc. 936 34,819
Walgreens Boots Alliance, Inc. 5,847 68,059
Walmart, Inc. 9,153 896,811
WD-40 Co. 53 11,363
Weis Markets, Inc. 813 58,869
#WK Kellogg Co. 2,280 52,554
TOTAL CONSUMER STAPLES 15,668,892
ENERGY — (5.4%)
Antero Midstream Corp. 5,679 104,210
*Antero Resources Corp. 3,709 129,555
#APA Corp. 7,788 150,231
Archrock, Inc. 3,160 73,818
Aris Water Solutions, Inc., Class
A 909 19,334
#Atlas Energy Solutions, Inc. 3,671 47,723
Baker Hughes Co. 7,574 341,209
*Bristow Group, Inc. 1,111 38,407
Cactus, Inc., Class A 1,175 49,714
Shares Value
ENERGY — (Continued)
California Resources Corp. 2,057 $ 99,106
#*Centrus Energy Corp., Class A 288 62,035
Cheniere Energy, Inc. 2,149 506,906
Chevron Corp. 7,990 1,211,604
Civitas Resources, Inc. 2,872 87,194
*Clean Energy Fuels Corp. 224 455
*CNX Resources Corp. 3,834 116,209
#*Comstock Resources, Inc. 6,043 107,988
ConocoPhillips 5,497 524,084
#Core Laboratories, Inc. 1,018 11,137
Core Natural Resources, Inc. 1,763 130,127
Coterra Energy, Inc. 5,755 140,364
Crescent Energy Co., Class A 8,385 77,477
CVR Energy, Inc. 1,431 38,322
Delek US Holdings, Inc. 353 7,897
Devon Energy Corp. 9,223 306,388
DHT Holdings, Inc. 12,686 140,688
Diamondback Energy, Inc. 1,515 225,220
Dorian LPG, Ltd. 2,162 62,244
DT Midstream, Inc. 1,211 124,406
Energy Services of America Corp. 8 87
EOG Resources, Inc. 6,123 734,882
Epsilon Energy, Ltd. 16 100
EQT Corp. 1,947 104,651
Evolution Petroleum Corp. 28 135
Expand Energy Corp. 1,712 179,383
*Expro Group Holdings NV 1,983 21,377
Exxon Mobil Corp. 10,583 1,181,486
*Forum Energy Technologies, Inc. 12 237
FutureFuel Corp. 12 49
Granite Ridge Resources, Inc. 2,419 12,555
*Gulf Island Fabrication, Inc. 12 81
*Gulfport Energy Corp. 325 56,592
Halliburton Co. 10,285 230,384
*Helix Energy Solutions Group,
Inc. 2,863 16,978
Helmerich & Payne, Inc. 2,618 42,438
HF Sinclair Corp. 4,222 185,515
#HighPeak Energy, Inc. 2,054 20,478
*Innovex International, Inc. 204 3,350
International Seaways, Inc. 3,452 137,735
Kinder Morgan, Inc. 5,694 159,774
Kinetik Holdings, Inc. 202 8,763
Kodiak Gas Services, Inc. 2,632 85,093
#*Kosmos Energy, Ltd. 16,632 35,759
Liberty Energy, Inc. 5,179 63,909
#Magnolia Oil & Gas Corp., Class
A 3,366 80,178
Marathon Petroleum Corp. 2,601 442,664
Matador Resources Co. 3,176 158,419
Murphy Oil Corp. 3,667 90,978
#*Nabors Industries, Ltd. 69 2,400
NACCO Industries, Inc., Class A 8 303
*Natural Gas Services Group, Inc. 12 289
#*New Fortress Energy, Inc. 16,633 45,325
Noble Corp. PLC 6,140 164,613
#Nordic American Tankers, Ltd. 1,548 4,319
#Northern Oil & Gas, Inc. 3,033 85,409

77
Dimensional US Vector Equity ETF
continued
Shares Value
ENERGY — (Continued)
NOV, Inc. 6,553 $ 82,437
#Occidental Petroleum Corp. 12,031 528,642
*Oceaneering International, Inc. 3,091 67,075
*Oil States International, Inc. 56 279
ONEOK, Inc. 4,792 393,471
Ovintiv, Inc. 3,567 146,889
*Par Pacific Holdings, Inc. 1,269 39,821
Patterson-UTI Energy, Inc. 18,196 107,538
PBF Energy, Inc., Class A 3,849 86,987
Peabody Energy Corp. 3,184 51,422
#Permian Resources Corp. 8,013 113,464
Phillips 66 2,266 280,032
*PrimeEnergy Resources Corp. 36 6,068
#*ProFrac Holding Corp., Class A 8 56
*ProPetro Holding Corp. 3,290 17,634
Range Resources Corp. 4,015 147,431
Ranger Energy Services, Inc. 16 214
*REX American Resources Corp. 641 33,511
Riley Exploration Permian, Inc. 78 2,047
#RPC, Inc. 1,756 8,165
Schlumberger NV 13,396 452,785
Scorpio Tankers, Inc. 1,491 67,408
#*Seadrill, Ltd. 2,074 60,478
Select Water Solutions, Inc. 2,525 24,316
#SFL Corp., Ltd. 6,881 63,168
Sitio Royalties Corp., Class A 2,722 49,459
SM Energy Co. 3,354 92,537
Smart Sand, Inc. 4 8
#Solaris Energy Infrastructure,
Inc. 20 653
*Stabilis Solutions, Inc. 4 18
*Talos Energy, Inc. 11,838 101,215
Targa Resources Corp. 2,100 349,461
TechnipFMC PLC 4,490 163,301
Teekay Corp., Ltd. 3,463 24,934
Teekay Tankers, Ltd., Class A 908 38,454
*TETRA Technologies, Inc. 1,054 4,321
#Texas Pacific Land Corp. 174 168,455
#*Tidewater, Inc. 1,759 87,968
#*Transocean, Ltd. 29,156 85,136
#*Uranium Energy Corp. 17,580 152,419
VAALCO Energy, Inc. 634 2,358
#*Valaris, Ltd. 1,868 90,841
Valero Energy Corp. 2,439 334,899
#*Vital Energy, Inc. 622 11,625
Vitesse Energy, Inc. 24 574
Weatherford International PLC 2,501 141,432
Williams Cos., Inc. (The) 2,479 148,616
World Kinect Corp. 5,077 138,450
TOTAL ENERGY 14,259,212
FINANCIALS — (17.2%)
1st Source Corp. 851 50,907
*Acacia Research Corp. 2,945 10,425
Acadian Asset Management, Inc. 353 14,752
ACNB Corp. 8 337
Affiliated Managers Group, Inc. 466 97,799
Affinity Bancshares, Inc. 697 13,243
*Affirm Holdings, Inc. 79 5,416
Shares Value
FINANCIALS — (Continued)
Aflac, Inc. 3,529 $ 350,641
Alerus Financial Corp. 13 275
Allstate Corp. (The) 1,651 335,566
Ally Financial, Inc. 2,428 91,900
*AlTi Global, Inc. 12 49
Amalgamated Financial Corp. 1,009 29,251
*Ambac Financial Group, Inc. 1,164 9,778
Amerant Bancorp, Inc. 847 16,347
American Coastal Insurance
Corp. 303 3,154
American Express Co. 2,479 741,989
American Financial Group, Inc. 1,407 175,734
American International Group,
Inc. 3,918 304,154
Ameriprise Financial, Inc. 1,216 630,119
Ameris Bancorp 1,553 106,148
AMERISAFE, Inc. 516 23,106
AmeriServ Financial, Inc. 12 34
Ames National Corp. 4 72
Aon PLC, Class A 416 147,975
#Apollo Global Management, Inc. 148 21,507
Arch Capital Group, Ltd. 3,334 286,924
Arrow Financial Corp. 16 429
Arthur J. Gallagher & Co. 195 56,014
#Artisan Partners Asset
Management, Inc., Class A 1,495 67,649
Associated Banc-Corp. 6,003 148,514
Associated Capital Group, Inc.,
Class A 4 148
Assurant, Inc. 719 134,669
Assured Guaranty, Ltd. 1,339 113,253
Atlantic Union Bankshares Corp. 3,342 105,941
*Atlanticus Holdings Corp. 470 23,326
Auburn National Bancorp, Inc. 4 112
*AvidXchange Holdings, Inc. 18,111 178,574
Axis Capital Holdings, Ltd. 1,164 109,230
*Axos Financial, Inc. 2,022 174,600
Banc of California, Inc. 7,585 110,134
BancFirst Corp. 1,123 139,836
*Bancorp, Inc. (The) 1,109 70,044
Bank First Corp. 318 37,785
Bank of America Corp. 8,337 394,090
Bank of Hawaii Corp. 1,352 83,662
Bank of Marin Bancorp 4 91
Bank of New York Mellon Corp.
(The) 4,244 430,554
Bank of NT Butterfield & Son, Ltd.
(The) 7,890 359,074
Bank of the James Financial
Group, Inc. 729 9,987
Bank OZK 1,806 89,036
Bank7 Corp. 4 177
BankFinancial Corp. 16 178
BankUnited, Inc. 2,282 83,225
Bankwell Financial Group, Inc. 4 160
Banner Corp. 1,297 80,511
Bar Harbor Bankshares 12 348
BayCom Corp. 8 216
BCB Bancorp, Inc. 20 167

78
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
*Berkshire Hathaway, Inc., Class
B 2,470 $ 1,165,544
Berkshire Hills Bancorp, Inc. 1,746 43,021
BGC Group, Inc., Class A 3,242 30,053
Blackrock, Inc. 5 5,530
*Block, Inc. 2,020 156,065
*Blue Foundry Bancorp 12 103
*Blue Ridge Bankshares, Inc. 12 44
BOK Financial Corp. 1,047 106,302
Bread Financial Holdings, Inc. 1,492 91,460
*Bridgewater Bancshares, Inc. 12 187
*Brighthouse Financial, Inc. 2,299 110,007
Brookline Bancorp, Inc. 2,617 27,007
Brown & Brown, Inc. 1,529 139,705
Business First Bancshares, Inc. 520 12,350
*BV Financial, Inc. 4 63
Byline Bancorp, Inc. 1,162 30,561
C&F Financial Corp. 4 255
Cadence Bank 3,110 108,383
*California Bancorp 1,093 16,384
Camden National Corp. 625 23,569
Capital Bancorp, Inc. 4 126
Capital City Bank Group, Inc. 16 633
Capital One Financial Corp. 3,553 763,895
Capitol Federal Financial, Inc. 3,634 21,877
Carlyle Group, Inc. (The) 1,786 108,339
*Carter Bankshares, Inc. 20 348
Cass Information Systems, Inc. 322 12,883
Cathay General Bancorp 2,214 100,117
CB Financial Services, Inc. 4 127
Cboe Global Markets, Inc. 617 148,722
Central Pacific Financial Corp. 126 3,359
CF Bankshares, Inc. 4 94
Charles Schwab Corp. (The) 3,263 318,893
Chemung Financial Corp. 4 202
ChoiceOne Financial Services,
Inc. 484 14,230
Chubb, Ltd. 424 112,801
Cincinnati Financial Corp. 1,167 172,144
Citigroup, Inc. 1,853 173,626
Citizens & Northern Corp. 8 152
Citizens Community Bancorp, Inc. 8 118
Citizens Financial Group, Inc. 4,515 215,456
#*Citizens, Inc. 24 92
City Holding Co. 406 49,573
Civista Bancshares, Inc. 12 234
CME Group, Inc. 16 4,452
CNB Financial Corp. 26 597
CNO Financial Group, Inc. 556 20,483
*Coastal Financial Corp. 8 770
#Cohen & Steers, Inc. 903 66,425
*Coinbase Global, Inc., Class A 787 297,297
Colony Bankcorp, Inc. 12 197
Columbia Banking System, Inc. 3,258 77,540
#*Columbia Financial, Inc. 754 10,850
Comerica, Inc. 2,603 175,885
Commerce Bancshares, Inc. 1,604 98,165
Community Financial System, Inc. 1,631 85,954
Shares Value
FINANCIALS — (Continued)
Community Trust Bancorp, Inc. 418 $ 22,564
Community West Bancshares 16 308
ConnectOne Bancorp, Inc. 1,115 25,678
*Consumer Portfolio Services,
Inc. 40 316
Corebridge Financial, Inc. 7,449 264,886
*Corpay, Inc. 681 219,997
Crawford & Co., Class A 56 536
Crawford & Co., Class B 832 7,663
#*Credit Acceptance Corp. 131 64,227
Cullen/Frost Bankers, Inc. 846 107,789
*Customers Bancorp, Inc. 2,237 142,609
CVB Financial Corp. 6,189 115,672
Diamond Hill Investment Group,
Inc. 55 7,456
DigitalBridge Group, Inc. 1,122 12,050
Dime Community Bancshares,
Inc. 1,464 40,567
Donegal Group, Inc., Class A 28 480
*Donnelley Financial Solutions,
Inc. 677 35,854
Eagle Bancorp Montana, Inc. 4 64
Eagle Bancorp, Inc. 789 12,695
East West Bancorp, Inc. 1,325 132,831
Eastern Bankshares, Inc. 8,382 129,502
*eHealth, Inc. 4 14
Employers Holdings, Inc. 792 32,694
Enact Holdings, Inc. 2,683 93,261
*Encore Capital Group, Inc. 2,566 94,634
*Enova International, Inc. 913 95,463
Enterprise Financial Services
Corp. 4,413 243,553
Equitable Holdings, Inc. 3,203 164,474
Equity Bancshares, Inc., Class A 619 23,262
#Erie Indemnity Co., Class A 280 99,747
#Esquire Financial Holdings, Inc. 71 6,807
Essent Group, Ltd. 1,804 101,006
*Euronet Worldwide, Inc. 1,047 101,747
Evercore, Inc. 781 235,190
Everest Group, Ltd. 392 131,634
EVERTEC, Inc. 1,932 69,842
*EZCORP, Inc., Class A 5,330 76,326
F&G Annuities & Life, Inc. 477 15,221
FactSet Research Systems, Inc. 320 128,928
Farmers & Merchants Bancorp,
Inc. 4 96
Farmers National Banc Corp. 24 325
FB Financial Corp. 1,382 67,386
Federal Agricultural Mortgage
Corp., Class C 353 60,811
Federated Hermes, Inc. 4,571 226,584
Fidelis Insurance Holdings, Ltd. 3,772 56,995
Fidelity National Financial, Inc. 3,481 196,433
Fidelity National Information
Services, Inc. 3,381 268,485
Fifth Third Bancorp 4,497 186,940
*Finance Of America Cos., Inc.,
Class A 1,008 21,702
Financial Institutions, Inc. 338 8,616

79
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
#Finward Bancorp 356 $ 9,872
*Finwise Bancorp 8 143
First American Financial Corp. 1,837 110,312
First Bancorp 5,514 114,857
First Bancorp 2,708 135,644
First Bancorp, Inc. (The) 12 302
First Bank 16 238
First Busey Corp. 949 21,182
First Business Financial Services,
Inc. 8 381
First Capital, Inc. 4 142
#First Citizens BancShares, Inc.,
Class A 119 237,376
First Commonwealth Financial
Corp. 22,719 375,091
First Community Bankshares, Inc. 309 11,278
First Community Corp. 4 99
First Financial Bancorp 4,564 110,631
First Financial Corp. 111 5,944
*First Foundation, Inc. 1,130 5,503
First Guaranty Bancshares, Inc. 4 35
First Hawaiian, Inc. 3,967 96,200
First Horizon Corp. 6,227 135,811
First Internet Bancorp 689 15,110
First Interstate BancSystem, Inc.,
Class A 3,245 93,424
First Merchants Corp. 2,823 107,613
First Mid Bancshares, Inc. 16 607
#First National Corp. 4 86
First Northwest Bancorp 4 31
#First Savings Financial Group,
Inc. 8 205
First United Corp. 8 263
First US Bancshares, Inc. 4 53
*First Western Financial, Inc. 8 173
FirstCash Holdings, Inc. 971 129,425
*Firstsun Capital Bancorp 639 22,716
*Fiserv, Inc. 1,237 171,869
Five Star Bancorp 8 241
#Flagstar Financial, Inc. 10,512 118,680
Flushing Financial Corp. 495 5,935
*Flywire Corp. 9,393 102,290
FNB Corp. 5,484 84,015
#Franklin Financial Services
Corp. 4 161
Franklin Resources, Inc. 3,603 86,472
FS Bancorp, Inc. 8 313
Fulton Financial Corp. 5,871 105,384
FVCBankcorp, Inc. 8 102
GCM Grosvenor, Inc., Class A 7 83
*Genworth Financial, Inc. 13,980 109,883
German American Bancorp, Inc. 96 3,688
Glacier Bancorp, Inc. 1,713 75,081
Global Payments, Inc. 1,556 124,402
Globe Life, Inc. 1,260 176,992
Goldman Sachs Group, Inc. (The) 688 497,830
Goosehead Insurance, Inc., Class
A 145 13,182
Great Southern Bancorp, Inc. 12 683
Shares Value
FINANCIALS — (Continued)
*Green Dot Corp., Class A 780 $ 7,894
*Greenlight Capital Re, Ltd.,
Class A 32 416
Guaranty Bancshares, Inc. 8 349
Guild Holdings Co., Class A 207 4,111
*Hamilton Insurance Group, Ltd.,
Class B 1,352 29,054
#Hamilton Lane, Inc., Class A 193 29,394
Hancock Whitney Corp. 1,295 77,337
Hanmi Financial Corp. 769 17,541
Hanover Bancorp, Inc. 523 10,884
Hanover Insurance Group, Inc.
(The) 875 150,176
HarborOne Bancorp, Inc. 32 379
Hartford Insurance Group, Inc.
(The) 3,049 379,265
Hawthorn Bancshares, Inc. 8 228
HBT Financial, Inc. 8 199
HCI Group, Inc. 454 63,578
Hennessy Advisors, Inc. 4 50
Heritage Commerce Corp. 44 407
Heritage Financial Corp. 1,768 39,851
*Heritage Global, Inc. 5,588 12,014
*Heritage Insurance Holdings, Inc. 1,520 32,057
#Hingham Institution For Savings
(The) 38 9,305
*Hippo Holdings, Inc. 591 15,271
Home Bancorp, Inc. 8 418
Home BancShares, Inc. 3,234 91,069
*HomeStreet, Inc. 826 10,804
HomeTrust Bancshares, Inc. 12 466
Hope Bancorp, Inc. 10,041 100,310
Horace Mann Educators Corp. 1,369 58,224
Horizon Bancorp, Inc. 36 558
Houlihan Lokey, Inc. 482 91,898
Huntington Bancshares, Inc. 10,041 164,974
Independent Bank Corp. 1,285 81,662
Independent Bank Corp. 420 12,831
Intercontinental Exchange, Inc. 752 138,992
International Bancshares Corp. 2,247 153,200
*International Money Express,
Inc. 1,113 10,006
Invesco, Ltd. 12,299 258,402
Investar Holding Corp. 4 87
Investors Title Co. 78 16,475
Jack Henry & Associates, Inc. 688 116,833
Jackson Financial, Inc., Class A 2,055 179,936
James River Group Holdings, Ltd. 1,892 10,784
Janus Henderson Group PLC 2,621 113,489
Jefferies Financial Group, Inc. 1,295 74,670
JPMorgan Chase & Co. 6,864 2,033,391
Kearny Financial Corp. 44 261
Kemper Corp. 2,155 132,726
KeyCorp 14,065 252,045
*Kingstone Cos., Inc. 1,426 23,372
#Kinsale Capital Group, Inc. 289 127,359
KKR & Co., Inc. 136 19,935
Lake Shore Bancorp, Inc. 5 62
#Lakeland Financial Corp. 1,791 113,496

80
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
Landmark Bancorp, Inc. 4 $ 97
Lazard, Inc. 1,616 84,000
LCNB Corp. 4 59
#*Lemonade, Inc. 12 452
*LendingClub Corp. 4,436 69,157
*LendingTree, Inc. 530 24,740
Lincoln National Corp. 3,078 117,303
LINKBANCORP, Inc. 1,400 9,632
Live Oak Bancshares, Inc. 3,340 105,577
Loews Corp. 1,673 151,473
LPL Financial Holdings, Inc. 812 321,333
M&T Bank Corp. 615 116,050
Magyar Bancorp, Inc. 4 67
MainStreet Bancshares, Inc. 4 81
*Markel Group, Inc. 78 156,647
MarketAxess Holdings, Inc. 563 115,696
*Marqeta, Inc., Class A 12,262 69,893
Marsh & McLennan Cos., Inc. 935 186,252
Mastercard, Inc., Class A 2,322 1,315,343
Mercantile Bank Corp. 534 24,398
Merchants Bancorp 1,140 33,402
Mercury General Corp. 2,063 142,863
Meridian Corp. 4 59
MetLife, Inc. 8,201 622,866
Metrocity Bankshares, Inc. 8 221
Metropolitan Bank Holding Corp. 256 18,058
MGIC Investment Corp. 4,549 117,819
Mid Penn Bancorp, Inc. 517 14,192
Middlefield Banc Corp. 8 223
Midland States Bancorp, Inc. 16 271
MidWestOne Financial Group,
Inc. 537 14,789
Moelis & Co., Class A 795 55,761
Moody's Corp. 310 159,876
Morgan Stanley 2,641 376,237
Morningstar, Inc. 341 94,273
MSCI, Inc. 97 54,452
MVB Financial Corp. 12 273
Nasdaq, Inc. 3,303 317,815
National Bank Holdings Corp.,
Class A 8,018 297,147
National Bankshares, Inc. 4 111
Navient Corp. 6,520 84,369
NBT Bancorp, Inc. 1,917 79,325
*NCR Atleos Corp. 1,826 55,876
Nelnet, Inc., Class A 794 99,067
*NerdWallet, Inc., Class A 406 4,300
*NI Holdings, Inc. 12 153
Nicolet Bankshares, Inc. 1,011 130,419
*NMI Holdings, Inc. 2,769 103,339
Northeast Bank 262 25,983
Northeast Community Bancorp,
Inc. 4 83
Northern Trust Corp. 2,472 321,360
Northfield Bancorp, Inc. 48 511
Northrim Bancorp, Inc. 121 10,107
Northwest Bancshares, Inc. 26,626 311,525
Norwood Financial Corp. 4 97
Shares Value
FINANCIALS — (Continued)
Oak Valley Bancorp 8 $ 213
OceanFirst Financial Corp. 1,772 29,734
OFG Bancorp 2,998 127,775
#Ohio Valley Banc Corp. 4 129
*Old Market Capital Corp. 4 23
Old National Bancorp 6,058 127,884
Old Point Financial Corp. 4 161
Old Republic International Corp. 4,298 155,459
Old Second Bancorp, Inc. 1,449 24,590
OneMain Holdings, Inc. 2,124 122,746
*Onity Group, Inc. 4 151
#OP Bancorp 12 154
*Oportun Financial Corp. 16 98
Oppenheimer Holdings, Inc.,
Class A 369 27,974
Orange County Bancorp, Inc. 436 10,896
Origin Bancorp, Inc. 943 34,467
Orrstown Financial Services, Inc. 724 23,791
#*Oscar Health, Inc., Class A 1,439 20,218
Pacific Premier Bancorp, Inc. 2,695 58,401
*Palomar Holdings, Inc. 665 88,106
Park National Corp. 470 76,079
Parke Bancorp, Inc. 12 248
Pathfinder Bancorp, Inc. 4 59
Pathward Financial, Inc. 1,133 85,683
*Payoneer Global, Inc. 9,917 65,155
*PayPal Holdings, Inc. 8,676 596,562
#*Paysafe, Ltd. 2,012 24,446
*Paysign, Inc. 562 4,181
PCB Bancorp 8 163
Peapack-Gladstone Financial
Corp. 131 3,338
PennyMac Financial Services,
Inc. 778 72,463
Peoples Bancorp of North
Carolina, Inc. 4 115
Peoples Bancorp, Inc. 641 18,358
Peoples Financial Services Corp. 4 195
Pinnacle Financial Partners, Inc. 1,576 138,515
*Pioneer Bancorp, Inc. 12 147
Piper Sandler Cos. 7 2,207
Plumas Bancorp 4 165
PNC Financial Services Group,
Inc. (The) 628 119,490
*Ponce Financial Group, Inc. 12 169
Popular, Inc. 1,325 151,818
*PRA Group, Inc. 4,221 64,159
Preferred Bank 469 42,595
Primerica, Inc. 661 175,581
Primis Financial Corp. 20 224
Princeton Bancorp, Inc. 4 121
Principal Financial Group, Inc. 2,487 193,563
*Priority Technology Holdings,
Inc. 4 27
*ProAssurance Corp. 16 380
PROG Holdings, Inc. 3,598 114,560
Progressive Corp. (The) 1,408 340,792
Prosperity Bancshares, Inc. 1,744 116,185
*Provident Bancorp, Inc. 8 98

81
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
#Provident Financial Holdings,
Inc. 8 $ 123
Provident Financial Services, Inc. 5,016 91,391
Prudential Financial, Inc. 1,740 180,229
QCR Holdings, Inc. 1,401 99,471
Raymond James Financial, Inc. 1,542 257,714
RBB Bancorp 16 290
Red River Bancshares, Inc. 4 241
Regional Management Corp. 12 399
Regions Financial Corp. 9,102 230,554
Reinsurance Group of America,
Inc. 519 99,882
RenaissanceRe Holdings, Ltd. 791 192,798
Renasant Corp. 390 14,290
*Repay Holdings Corp. 1,155 5,683
Republic Bancorp, Inc., Class A 174 11,982
*Rhinebeck Bancorp, Inc. 1,035 13,134
Richmond Mutual Bancorp, Inc. 12 166
Riverview Bancorp, Inc. 16 79
RLI Corp. 1,629 107,498
*Robinhood Markets, Inc., Class
A 2,231 229,905
*Root, Inc., Class A 276 33,404
S&P Global, Inc. 8 4,409
S&T Bancorp, Inc. 2,783 101,969
Safety Insurance Group, Inc. 486 34,190
SB Financial Group, Inc. 8 150
Seacoast Banking Corp. of
Florida 591 16,660
*Security National Financial
Corp., Class A 16 136
SEI Investments Co. 1,280 112,794
Selective Insurance Group, Inc. 961 74,929
#ServisFirst Bancshares, Inc. 744 58,516
#*Shift4 Payments, Inc., Class A 1,137 117,111
Shore Bancshares, Inc. 20 310
Sierra Bancorp 16 469
Silvercrest Asset Management
Group, Inc., Class A 8 131
Simmons First National Corp.,
Class A 4,436 85,038
*SiriusPoint, Ltd. 4,366 85,617
*Skyward Specialty Insurance
Group, Inc. 1,584 80,119
#SLM Corp. 5,014 159,445
SmartFinancial, Inc. 341 11,683
*SoFi Technologies, Inc. 8,236 185,969
Sound Financial Bancorp, Inc. 4 184
South Plains Financial, Inc. 8 297
*Southern First Bancshares, Inc. 4 166
Southern Missouri Bancorp, Inc. 358 19,364
Southside Bancshares, Inc. 348 10,245
SouthState Corp. 1,532 144,268
SR Bancorp, Inc. 1,155 16,078
State Street Corp. 1,059 118,343
Stellar Bancorp, Inc. 3,955 116,791
Sterling Bancorp, Inc. 36 –
Stewart Information Services
Corp. 1,002 65,060
Shares Value
FINANCIALS — (Continued)
Stifel Financial Corp. 1,318 $ 150,410
Stock Yards Bancorp, Inc. 1,089 81,414
*StoneX Group, Inc. 183 17,795
Summit State Bank 1,021 12,497
SWK Holdings Corp. 4 60
Synchrony Financial 4,113 286,553
Synovus Financial Corp. 2,510 118,572
#T. Rowe Price Group, Inc. 2,217 224,915
*Texas Capital Bancshares, Inc. 1,536 128,978
TFS Financial Corp. 88 1,154
*Third Coast Bancshares, Inc. 4 151
Timberland Bancorp, Inc. 8 250
Tiptree, Inc. 314 6,525
Tompkins Financial Corp. 209 13,518
Towne Bank 3,331 116,685
Travelers Cos., Inc. (The) 2,637 686,253
TriCo Bancshares 876 36,021
*Triumph Financial, Inc. 1,759 99,770
Truist Financial Corp. 6,771 295,960
TrustCo Bank Corp. 114 3,826
Trustmark Corp. 2,239 83,403
UMB Financial Corp. 1,481 162,895
Union Bankshares, Inc. 4 109
United Bancorp, Inc. 4 56
United Bankshares, Inc. 2,134 75,800
United Community Banks, Inc. 4,021 122,640
United Fire Group, Inc. 416 11,045
United Security Bancshares 4 34
Unity Bancorp, Inc. 8 393
Universal Insurance Holdings, Inc. 182 4,302
Univest Financial Corp. 336 9,690
Unum Group 1,820 130,694
US Bancorp 4,619 207,670
USCB Financial Holdings, Inc. 12 200
Valley National Bancorp 8,709 80,732
*Velocity Financial, Inc. 762 12,649
Veritex Holdings, Inc. 1,807 57,318
#Victory Capital Holdings, Inc.,
Class A 2,381 164,075
Virginia National Bankshares
Corp. 4 147
Virtu Financial, Inc., Class A 1,905 84,087
Virtus Investment Partners, Inc. 283 54,707
Visa, Inc., Class A 4,925 1,701,440
Voya Financial, Inc. 1,670 116,900
W. R. Berkley Corp. 1,675 115,257
WaFd, Inc. 3,065 89,207
Walker & Dunlop, Inc. 1,363 102,239
Washington Trust Bancorp, Inc. 363 9,779
Waterstone Financial, Inc. 24 319
Webster Financial Corp. 2,961 170,702
Wells Fargo & Co. 7,817 630,285
WesBanco, Inc. 6,946 209,283
West Bancorp, Inc. 16 288
Westamerica Bancorp 2,166 103,751
Western Alliance Bancorp 1,979 153,491
Western New England Bancorp,
Inc. 16 170

82
Dimensional US Vector Equity ETF
continued
Shares Value
FINANCIALS — (Continued)
Western Union Co. (The) 11,073 $ 89,138
Westwood Holdings Group, Inc. 12 210
*WEX, Inc. 513 87,046
White Mountains Insurance
Group, Ltd. 27 48,271
Willis Towers Watson PLC 1,184 373,919
Wintrust Financial Corp. 1,677 214,622
#WisdomTree, Inc. 4,976 66,031
*World Acceptance Corp. 103 16,204
WSFS Financial Corp. 1,859 101,948
Zions Bancorp NA 4,015 215,284
TOTAL FINANCIALS 45,456,727
HEALTH CARE — (8.1%)
*10X Genomics, Inc., Class A 3,401 45,743
*89bio, Inc. 3,500 33,250
Abbott Laboratories 3,010 379,832
AbbVie, Inc. 5,062 956,819
#*Absci Corp. 24 68
*Acadia Healthcare Co., Inc. 3,064 66,703
*ACADIA Pharmaceuticals, Inc. 4,271 101,778
*AdaptHealth Corp. 8,841 79,304
*Addus HomeCare Corp. 516 55,098
*ADMA Biologics, Inc. 3,549 66,366
Agilent Technologies, Inc. 1,364 156,601
*agilon health, Inc. 6,863 12,285
*AirSculpt Technologies, Inc. 8 53
*Akero Therapeutics, Inc. 765 37,370
*Align Technology, Inc. 513 66,182
*Alkermes PLC 2,343 62,066
*Alnylam Pharmaceuticals, Inc. 261 102,375
*American Well Corp., Class A 4 29
Amgen, Inc. 1,615 476,587
*AMN Healthcare Services, Inc. 1,599 29,326
*Amneal Pharmaceuticals, Inc. 2,723 21,294
*Amphastar Pharmaceuticals, Inc. 1,457 30,524
*Amylyx Pharmaceuticals, Inc. 8 64
*AngioDynamics, Inc. 8 71
#*ANI Pharmaceuticals, Inc. 24 1,520
*Arcus Biosciences, Inc. 1,670 15,247
*Astrana Health, Inc. 1,324 31,591
*Atea Pharmaceuticals, Inc. 20 73
*Aura Biosciences, Inc. 3,128 21,552
*Avanos Medical, Inc. 1,509 16,856
#*Avantor, Inc. 7,226 97,117
*Avidity Biosciences, Inc. 1,716 62,994
*Azenta, Inc. 3,035 99,245
Baxter International, Inc. 3,943 85,800
#*Beam Therapeutics, Inc. 5,984 117,945
Becton Dickinson & Co. 1,493 266,127
*Biogen, Inc. 1,273 162,944
*BioMarin Pharmaceutical, Inc. 1,400 80,990
*Bio-Rad Laboratories, Inc., Class
A 355 85,892
*Boston Scientific Corp. 540 56,657
#*BrightSpring Health Services,
Inc. 2,879 59,451
Bristol-Myers Squibb Co. 13,975 605,257
*Brookdale Senior Living, Inc. 5,713 44,276
Shares Value
HEALTH CARE — (Continued)
Bruker Corp. 1,965 $ 75,515
*Butterfly Network, Inc. 9,397 16,069
#*Cardiff Oncology, Inc. 4 9
Cardinal Health, Inc. 347 53,861
*CareDx, Inc. 1,271 15,614
*Castle Biosciences, Inc. 1,345 20,377
*Catalyst Pharmaceuticals, Inc. 3,396 72,437
*Celldex Therapeutics, Inc. 1,699 37,344
Cencora, Inc. 1,155 330,422
*Centene Corp. 2,631 68,590
*Certara, Inc. 18,627 183,290
*CG Oncology, Inc. 855 22,820
*Charles River Laboratories
International, Inc. 766 129,944
Chemed Corp. 169 69,679
Cigna Group (The) 432 115,508
*Claritev Corp. 78 3,110
*Collegium Pharmaceutical, Inc. 1,163 34,727
Concentra Group Holdings
Parent, Inc. 807 16,116
CONMED Corp. 965 49,360
*Cooper Cos., Inc. (The) 1,621 114,588
*Corcept Therapeutics, Inc. 80 5,374
*CorVel Corp. 420 37,212
*Crinetics Pharmaceuticals, Inc. 208 5,947
*Cross Country Healthcare, Inc. 40 538
*CryoPort, Inc. 8 59
*CVRx, Inc. 4 32
CVS Health Corp. 1,468 91,163
*CytomX Therapeutics, Inc. 1,429 3,130
Danaher Corp. 532 104,889
*DaVita, Inc. 786 110,331
*Day One Biopharmaceuticals,
Inc. 1,081 7,254
*Definitive Healthcare Corp. 52 203
*Denali Therapeutics, Inc. 4,891 67,643
DENTSPLY SIRONA, Inc. 7,926 113,421
*Dexcom, Inc. 372 30,046
*Dynavax Technologies Corp. 2,782 30,546
*Dyne Therapeutics, Inc. 3,763 37,066
*Edwards Lifesciences Corp. 1,857 147,279
*Elanco Animal Health, Inc. 6,946 95,021
*Electromed, Inc. 659 12,000
Elevance Health, Inc. 474 134,180
Eli Lilly & Co. 2,291 1,695,500
Embecta Corp. 8 81
#*Emergent BioSolutions, Inc. 8 47
Encompass Health Corp. 1,028 113,193
*Enhabit, Inc. 36 242
#*Enovis Corp. 1,768 47,382
Ensign Group, Inc. (The) 897 134,550
#*Envista Holdings Corp. 5,542 104,688
*Evolent Health, Inc., Class A 3,596 36,140
*Exelixis, Inc. 2,923 105,871
*FONAR Corp. 4 62
*Fulgent Genetics, Inc. 24 412
GE HealthCare Technologies, Inc. 4,153 296,192
Gilead Sciences, Inc. 4,981 559,316

83
Dimensional US Vector Equity ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Globus Medical, Inc. 1,238 $ 65,156
*Haemonetics Corp. 1,494 110,616
*Halozyme Therapeutics, Inc. 1,483 88,936
*Harmony Biosciences Holdings,
Inc. 2,190 77,044
#*Harvard Bioscience, Inc. 40 19
HCA Healthcare, Inc. 99 35,045
HealthStream, Inc. 336 8,790
*Henry Schein, Inc. 1,725 116,696
*Hologic, Inc. 2,422 161,838
Humana, Inc. 987 246,622
*ICON PLC 852 144,150
*ICU Medical, Inc. 820 105,296
*Ideaya Biosciences, Inc. 5,377 130,930
*IDEXX Laboratories, Inc. 356 190,214
*ImmuCell Corp. 4 25
*Immunome, Inc. 636 6,691
*InfuSystem Holdings, Inc. 8 45
#*Innoviva, Inc. 1,482 26,928
*Inogen, Inc. 2,852 17,996
*Integer Holdings Corp. 608 65,974
#*Integra LifeSciences Holdings
Corp. 3,272 42,994
#*Intellia Therapeutics, Inc. 2,915 33,931
#*Iovance Biotherapeutics, Inc. 5,931 15,243
*IQVIA Holdings, Inc. 1,323 245,893
*Janux Therapeutics, Inc. 1,044 25,072
*Jazz Pharmaceuticals PLC 975 111,764
Johnson & Johnson 10,707 1,763,871
*Kewaunee Scientific Corp. 4 221
*Kodiak Sciences, Inc. 4 26
*Kymera Therapeutics, Inc. 4,061 177,669
Labcorp Holdings, Inc. 721 187,518
*Lantern Pharma, Inc. 4 18
#*Lantheus Holdings, Inc. 1,177 83,791
*LifeStance Health Group, Inc. 12,465 49,611
*Ligand Pharmaceuticals, Inc. 2,036 267,897
*LivaNova PLC 1,994 84,127
*MannKind Corp. 4,351 16,447
*Masimo Corp. 555 85,353
McKesson Corp. 51 35,371
*Medpace Holdings, Inc. 316 134,995
Medtronic PLC 1,922 173,441
Merck & Co., Inc. 9,469 739,718
Mesa Laboratories, Inc. 199 15,220
*Mettler-Toledo International, Inc. 17 20,973
*MiMedx Group, Inc. 2,970 21,354
*Mineralys Therapeutics, Inc. 861 12,183
#*Moderna, Inc. 4,856 143,543
*Molina Healthcare, Inc. 572 90,302
National HealthCare Corp. 381 36,587
National Research Corp. 560 7,000
#*Neogen Corp. 5,323 24,752
*NeoGenomics, Inc. 2,682 12,981
*Neurocrine Biosciences, Inc. 737 94,506
#*Nutex Health, Inc. 214 18,149
#*Nuvation Bio, Inc. 3,690 8,708
*Omnicell, Inc. 1,116 34,607
Shares Value
HEALTH CARE — (Continued)
*Option Care Health, Inc. 2,484 $ 72,905
*Oramed Pharmaceuticals, Inc. 4 9
*Organogenesis Holdings, Inc. 32 148
Organon & Co. 6,746 65,436
*OrthoPediatrics Corp. 4 83
*Owens & Minor, Inc. 962 6,667
*Pacira BioSciences, Inc. 938 19,782
*PACS Group, Inc. 563 6,227
*Pediatrix Medical Group, Inc. 1,879 23,018
Perrigo Co. PLC 4,468 119,162
#*Personalis, Inc. 3,615 19,810
Pfizer, Inc. 13,533 315,184
Phibro Animal Health Corp.,
Class A 22 583
#Premier, Inc., Class A 2,646 56,836
*Prestige Consumer Healthcare,
Inc. 661 48,881
*Puma Biotechnology, Inc. 20 62
#Quest Diagnostics, Inc. 985 164,899
*QuidelOrtho Corp. 2,197 50,575
Regeneron Pharmaceuticals, Inc. 176 96,001
*REGENXBIO, Inc. 1,300 11,063
#*Replimune Group, Inc. 515 3,620
#ResMed, Inc. 884 240,395
Revvity, Inc. 935 82,187
*Rigel Pharmaceuticals, Inc. 658 13,857
*Roivant Sciences, Ltd. 8,892 101,013
*RxSight, Inc. 54 420
*Sarepta Therapeutics, Inc. 2,225 36,534
#*Savara, Inc. 4,900 12,691
*Seer, Inc. 6,516 13,814
Select Medical Holdings Corp. 4,214 62,325
*Semler Scientific, Inc. 4 143
*Sensus Healthcare, Inc. 4 22
SIGA Technologies, Inc. 2,115 13,980
*Sotera Health Co. 7,047 80,970
#*STAAR Surgical Co. 732 13,114
STERIS PLC 675 152,881
Stryker Corp. 68 26,706
*Supernus Pharmaceuticals, Inc. 7,221 253,457
*Surgery Partners, Inc. 1,340 29,413
*Syndax Pharmaceuticals, Inc. 400 3,968
*Tactile Systems Technology, Inc. 36 359
*Teladoc Health, Inc. 10,585 76,318
Teleflex, Inc. 663 79,229
*Tenet Healthcare Corp. 1,032 166,441
*Theravance Biopharma, Inc. 16 179
Thermo Fisher Scientific, Inc. 494 231,034
*Tourmaline Bio, Inc. 722 15,978
*TruBridge, Inc. 12 250
#*UFP Technologies, Inc. 219 49,579
*United Therapeutics Corp. 539 148,063
UnitedHealth Group, Inc. 1,713 427,496
Universal Health Services, Inc.,
Class B 657 109,358
#US Physical Therapy, Inc. 297 21,726
Utah Medical Products, Inc. 4 222
*Vanda Pharmaceuticals, Inc. 24 102

84
Dimensional US Vector Equity ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Varex Imaging Corp. 36 $ 262
*Vaxcyte, Inc. 139 4,719
*Vera Therapeutics, Inc. 1,232 25,613
*Veracyte, Inc. 3,532 83,037
Viatris, Inc. 14,268 124,702
*Vir Biotechnology, Inc. 1,381 7,002
*Viridian Therapeutics, Inc. 1,525 26,718
*Waters Corp. 496 143,225
West Pharmaceutical Services,
Inc. 589 140,924
*Xencor, Inc. 512 4,260
Zimmer Biomet Holdings, Inc. 1,662 152,322
Zoetis, Inc. 1,918 279,625
*Zymeworks, Inc. 731 9,181
TOTAL HEALTH CARE 21,209,324
INDUSTRIALS — (14.9%)
3M Co. 2,211 329,925
A.O. Smith Corp. 1,972 139,598
#AAON, Inc. 526 43,921
*AAR Corp. 1,621 121,105
ABM Industries, Inc. 1,652 76,207
ACCO Brands Corp. 76 285
#Acme United Corp. 4 161
Acuity, Inc. 479 149,137
#Advanced Drainage Systems,
Inc. 1,455 166,961
#*Aebi Schmidt Holding AG 1,054 10,856
AECOM 1,493 168,321
*AerSale Corp. 16 97
AGCO Corp. 1,721 203,026
Air Lease Corp. 2,209 122,379
Alamo Group, Inc. 412 91,703
*Alaska Air Group, Inc. 3,359 177,893
Albany International Corp. 1,609 87,192
Alight, Inc., Class A 15,679 84,039
#*Allegiant Travel Co. 415 21,431
Allegion PLC 931 154,472
Allient, Inc. 20 806
Allison Transmission Holdings,
Inc. 1,337 120,424
*Alpha Pro Tech, Ltd. 8 39
Alta Equipment Group, Inc. 12 93
*Amentum Holdings, Inc. 1,197 29,889
#*American Airlines Group, Inc. 1,839 21,130
*American Woodmark Corp. 287 15,099
AMETEK, Inc. 998 184,480
*API Group Corp. 4,044 145,867
Apogee Enterprises, Inc. 1,217 51,102
Applied Industrial Technologies,
Inc. 592 160,728
ArcBest Corp. 912 66,695
Arcosa, Inc. 1,088 93,437
Argan, Inc. 217 53,161
Armstrong World Industries, Inc. 782 147,149
#*Array Technologies, Inc. 32 208
Astec Industries, Inc. 427 16,935
*Asure Software, Inc. 16 155
*ATI, Inc. 2,980 229,281
Shares Value
INDUSTRIALS — (Continued)
Atkore, Inc. 1,398 $ 107,674
Atmus Filtration Technologies,
Inc. 1,928 75,018
Automatic Data Processing, Inc. 1,394 431,443
#*Avis Budget Group, Inc. 354 60,265
AZZ, Inc. 769 84,205
Barrett Business Services, Inc. 645 29,651
*Blade Air Mobility, Inc. 20 80
#*Blue Bird Corp. 1,085 48,597
*BlueLinx Holdings, Inc. 42 3,077
*Boeing Co. (The) 379 84,077
Boise Cascade Co. 686 57,494
Booz Allen Hamilton Holding
Corp. 1,237 132,767
*Bowman Consulting Group, Ltd. 4 139
Brady Corp., Class A 1,128 79,603
*BrightView Holdings, Inc. 6,691 106,721
Brink's Co. (The) 867 75,724
Broadridge Financial Solutions,
Inc. 595 147,268
*Builders FirstSource, Inc. 1,261 160,311
BWX Technologies, Inc. 945 143,574
#*CACI International, Inc., Class
A 443 204,032
Cadre Holdings, Inc. 1,013 33,500
#Carlisle Cos., Inc. 491 174,163
Carrier Global Corp. 2,087 143,210
*Casella Waste Systems, Inc. 489 53,169
Caterpillar, Inc. 1,970 862,899
*CBIZ, Inc. 877 53,602
*Centuri Holdings, Inc. 468 10,202
CH Robinson Worldwide, Inc. 1,160 133,771
#*Chart Industries, Inc. 990 196,842
*Cimpress PLC 23 1,272
Cintas Corp. 950 211,422
#Civeo Corp. 4 100
#*Clarivate PLC 16,691 64,260
*Clean Harbors, Inc. 566 133,468
CNH Industrial NV 18,721 242,624
Comfort Systems USA, Inc. 387 272,177
CompX International, Inc. 4 93
#Concentrix Corp. 2,449 127,275
Concrete Pumping Holdings, Inc. 28 191
*Conduent, Inc. 119 317
#*Construction Partners, Inc.,
Class A 312 31,465
Copa Holdings SA, Class A 935 103,467
*Copart, Inc. 1,856 84,132
*Core & Main, Inc., Class A 1,839 117,034
*Costamare Bulkers Holdings,
Ltd. 250 2,250
Costamare, Inc. 1,254 12,653
Covenant Logistics Group, Inc. 974 23,522
CRA International, Inc. 204 36,039
Crane Co. 640 125,293
CSG Systems International, Inc. 808 50,468
CSW Industrials, Inc. 401 104,051
CSX Corp. 24,376 866,323
Cummins, Inc. 1,188 436,733

85
Dimensional US Vector Equity ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Curtiss-Wright Corp. 122 $ 59,807
#*Custom Truck One Source, Inc. 5,069 31,377
Deere & Co. 849 445,190
Delta Air Lines, Inc. 8,234 438,131
Deluxe Corp. 889 14,313
*Distribution Solutions Group, Inc. 712 21,339
*DNOW, Inc. 3,402 52,935
Donaldson Co., Inc. 2,038 146,675
Douglas Dynamics, Inc. 966 27,628
Dover Corp. 450 81,513
*Driven Brands Holdings, Inc. 5,289 89,384
*Ducommun, Inc. 364 33,117
Dun & Bradstreet Holdings, Inc. 6,587 59,942
*DXP Enterprises, Inc. 510 57,763
*Dycom Industries, Inc. 465 124,997
Eastern Co. (The) 8 184
Eaton Corp. PLC 412 158,505
EMCOR Group, Inc. 575 360,807
Emerson Electric Co. 424 61,696
Enerpac Tool Group Corp. 1,227 47,252
EnerSys 1,304 120,450
Ennis, Inc. 28 498
Enpro, Inc. 590 125,322
*Enviri Corp. 830 7,470
Equifax, Inc. 801 192,424
Esab Corp. 978 131,218
ESCO Technologies, Inc. 48 9,298
Espey Mfg. & Electronics Corp. 4 176
*Everus Construction Group, Inc. 1,167 86,661
EVI Industries, Inc. 4 89
*ExlService Holdings, Inc. 1,200 52,116
Expeditors International of
Washington, Inc. 1,773 206,094
Exponent, Inc. 359 24,757
Fastenal Co. 7,012 323,464
Federal Signal Corp. 841 106,445
FedEx Corp. 2,727 609,457
Ferguson Enterprises, Inc. 2,030 453,360
#*First Advantage Corp. 50 864
Flowserve Corp. 1,912 107,148
#*Fluence Energy, Inc. 1,002 8,136
*Fluor Corp. 3,443 195,459
Fortive Corp. 1,768 84,740
Fortune Brands Innovations, Inc. 2,578 140,604
Franklin Electric Co., Inc. 955 89,722
#*Frontier Group Holdings, Inc. 4,192 18,361
FTAI Aviation, Ltd. 780 107,336
*FTI Consulting, Inc. 829 137,904
*Gates Industrial Corp. PLC 4,556 112,989
GATX Corp. 623 95,126
Genco Shipping & Trading, Ltd. 216 3,441
*Gencor Industries, Inc. 12 175
*Generac Holdings, Inc. 914 177,947
General Dynamics Corp. 267 83,200
Genpact, Ltd. 2,485 109,464
*Gibraltar Industries, Inc. 995 65,700
*GMS, Inc. 1,145 125,538
Gorman-Rupp Co. (The) 455 18,728
Shares Value
INDUSTRIALS — (Continued)
Graco, Inc. 1,650 $ 138,567
#Granite Construction, Inc. 1,117 105,523
*Great Lakes Dredge & Dock
Corp. 2,530 28,032
Greenbrier Cos., Inc. (The) 1,145 52,097
Griffon Corp. 1,222 99,312
*GXO Logistics, Inc. 1,804 89,677
*Hayward Holdings, Inc. 5,850 89,973
*Healthcare Services Group, Inc. 2,006 26,098
#Heartland Express, Inc. 1,846 14,436
Heidrick & Struggles International,
Inc. 496 22,087
Helios Technologies, Inc. 789 28,948
#Herc Holdings, Inc. 844 98,588
#*Hertz Global Holdings, Inc. 9,100 58,331
#Hexcel Corp. 952 57,034
Hillenbrand, Inc. 8,446 174,917
*Hillman Solutions Corp. 21,880 172,633
HireQuest, Inc. 917 9,381
HNI Corp. 1,807 92,952
Honeywell International, Inc. 1,704 378,884
Howmet Aerospace, Inc. 333 59,863
Hub Group, Inc., Class A 2,302 80,616
Hubbell, Inc. 543 237,552
Huntington Ingalls Industries, Inc. 680 189,625
*Hurco Cos., Inc. 4 77
*Huron Consulting Group, Inc. 640 84,531
Hyster-Yale, Inc. 590 24,786
*IBEX Holdings, Ltd. 10 296
ICF International, Inc. 1,116 93,621
IDEX Corp. 718 117,400
#*IES Holdings, Inc. 661 233,379
Illinois Tool Works, Inc. 1,123 287,454
Ingersoll Rand, Inc. 25 2,116
*Innovative Solutions and
Support, Inc. 16 249
Insperity, Inc. 12 715
Insteel Industries, Inc. 178 6,426
Interface, Inc. 1,638 33,776
ITT, Inc. 699 118,802
Jacobs Solutions, Inc. 1,363 193,369
*Janus International Group, Inc. 8,236 70,583
JB Hunt Transport Services, Inc. 1,169 168,394
JBT Marel Corp. 59 8,130
#*JetBlue Airways Corp. 12,100 53,724
Johnson Controls International
PLC 282 29,610
#Kadant, Inc. 326 108,483
Karat Packaging, Inc. 8 218
KBR, Inc. 2,384 111,428
Kennametal, Inc. 11,393 282,091
Kforce, Inc. 477 16,623
*Kirby Corp. 944 89,973
Knight-Swift Transportation
Holdings, Inc. 3,037 129,072
Korn Ferry 1,749 123,952
*Kratos Defense & Security
Solutions, Inc. 228 13,384
*L.B. Foster Co., Class A 4 94

86
Dimensional US Vector Equity ETF
continued
Shares Value
INDUSTRIALS — (Continued)
L3Harris Technologies, Inc. 907 $ 249,262
Landstar System, Inc. 451 60,150
*Legalzoom.com, Inc. 3,317 29,820
Leidos Holdings, Inc. 1,180 188,387
Lennox International, Inc. 298 181,482
*Limbach Holdings, Inc. 8 1,096
Lincoln Electric Holdings, Inc. 520 126,620
Lindsay Corp. 319 43,547
*Liquidity Services, Inc. 424 10,125
Lockheed Martin Corp. 964 405,825
LSI Industries, Inc. 28 512
#Luxfer Holdings PLC 20 240
*Manitowoc Co., Inc. (The) 44 561
ManpowerGroup, Inc. 911 37,579
Marten Transport, Ltd. 2,117 25,743
Masco Corp. 400 27,252
*MasTec, Inc. 770 145,692
*Mastech Digital, Inc. 4 29
*Masterbrand, Inc. 3,583 39,520
*Matrix Service Co. 28 428
Matson, Inc. 1,020 108,916
Maximus, Inc. 1,664 122,903
*Mayville Engineering Co., Inc. 1,163 19,504
McGrath RentCorp 615 76,746
*Mercury Systems, Inc. 2,219 116,697
*Middleby Corp. (The) 1,203 174,676
Miller Industries, Inc. 12 489
MillerKnoll, Inc. 7,256 137,719
*Mistras Group, Inc. 32 254
*Montrose Environmental Group,
Inc. 727 16,496
Moog, Inc., Class A 360 69,689
*MRC Global, Inc. 2,201 32,311
#MSA Safety, Inc. 630 112,058
MSC Industrial Direct Co., Inc. 883 76,485
Mueller Industries, Inc. 1,939 165,532
Mueller Water Products, Inc.,
Class A 3,153 78,068
*MYR Group, Inc. 187 36,184
National Presto Industries, Inc. 120 11,574
*NEXTracker, Inc., Class A 3,287 191,501
NL Industries, Inc. 24 148
Nordson Corp. 486 104,106
Norfolk Southern Corp. 1,836 510,408
Northrop Grumman Corp. 813 468,784
*NPK International, Inc. 1,126 10,157
*NV5 Global, Inc. 4,791 107,558
nVent Electric PLC 1,240 97,241
*NWPX Infrastructure, Inc. 8 334
Old Dominion Freight Line, Inc. 1,379 205,816
*OPENLANE, Inc. 14,362 353,880
*Orion Group Holdings, Inc. 36 267
Oshkosh Corp. 1,505 190,428
Otis Worldwide Corp. 638 54,670
Owens Corning 1,091 152,118
PACCAR, Inc. 3,145 310,600
Pangaea Logistics Solutions, Ltd. 40 195
Park Aerospace Corp. 16 288
Shares Value
INDUSTRIALS — (Continued)
Parker-Hannifin Corp. 252 $ 184,439
*Parsons Corp. 839 62,254
Paychex, Inc. 2,148 310,021
Paycom Software, Inc. 562 130,125
*Paylocity Holding Corp. 139 25,698
Pentair PLC 1,750 178,850
*Perma-Pipe International
Holdings, Inc. 8 177
*Planet Labs PBC 25,854 161,587
#Powell Industries, Inc. 622 147,476
*Power Solutions International,
Inc. 42 3,937
Preformed Line Products Co. 147 22,687
Primoris Services Corp. 1,703 160,371
*Proto Labs, Inc. 627 27,036
Quad/Graphics, Inc. 56 298
Quanex Building Products Corp. 151 2,941
Quanta Services, Inc. 312 126,713
*Radiant Logistics, Inc. 48 284
*RCM Technologies, Inc. 4 96
Regal Rexnord Corp. 1,510 230,849
Republic Services, Inc. 457 105,407
*Resideo Technologies, Inc. 4,663 127,300
REV Group, Inc. 1,669 82,699
Robert Half, Inc. 1,053 38,866
Rockwell Automation, Inc. 719 252,879
Rollins, Inc. 1,950 111,676
RTX Corp. 2,751 433,475
Rush Enterprises, Inc., Class A 1,723 93,283
Rush Enterprises, Inc., Class B 408 22,158
#*RXO, Inc. 9 139
Ryder System, Inc. 273 48,515
*Saia, Inc. 155 46,847
#Schneider National, Inc., Class B 853 20,856
Science Applications International
Corp. 722 80,489
Sensata Technologies Holding
PLC 4,019 123,624
*Shoals Technologies Group, Inc.,
Class A 3,554 19,156
Simpson Manufacturing Co., Inc. 607 108,914
*SiteOne Landscape Supply, Inc. 589 81,182
*Skillsoft Corp. 207 2,952
*SkyWest, Inc. 1,240 143,790
Snap-on, Inc. 619 198,817
*Southland Holdings, Inc. 8 34
#Southwest Airlines Co. 6,878 212,737
#*Spire Global, Inc. 4 40
*SPX Technologies, Inc. 704 128,403
SS&C Technologies Holdings,
Inc. 2,803 239,600
Standex International Corp. 207 34,101
Stanley Black & Decker, Inc. 1,863 126,032
Steelcase, Inc., Class A 8,129 83,973
*Sterling Infrastructure, Inc. 730 195,341
*Sun Country Airlines Holdings,
Inc. 2,202 25,521
#*Sunrun, Inc. 8,176 83,886
*TaskUS, Inc., Class A 16 273

87
Dimensional US Vector Equity ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Team, Inc. 105 $ 1,725
#Tecnoglass, Inc. 1,345 104,950
Tennant Co. 1,136 93,765
Terex Corp. 2,054 104,466
Tetra Tech, Inc. 4,458 163,787
Textron, Inc. 2,245 174,594
*Thermon Group Holdings, Inc. 813 22,992
Timken Co. (The) 1,206 91,765
*Titan International, Inc. 1,488 12,588
*Titan Machinery, Inc. 20 386
Toro Co. (The) 2,279 169,216
Trane Technologies PLC 707 309,723
*Transcat, Inc. 135 10,318
TransUnion 2,189 208,371
*Trex Co., Inc. 1,429 91,799
TriNet Group, Inc. 635 43,059
Trinity Industries, Inc. 2,336 54,429
#*TTEC Holdings, Inc. 24 120
*Tutor Perini Corp. 3,008 144,835
UFP Industries, Inc. 1,269 124,362
U-Haul Holding Co. 1,871 97,292
*U-Haul Holding Co. 311 17,994
UL Solutions, Inc., Class A 651 47,601
UniFirst Corp. 462 79,016
Union Pacific Corp. 2,371 526,291
*United Airlines Holdings, Inc. 4,167 367,988
United Parcel Service, Inc., Class
B 3,409 293,719
United Rentals, Inc. 837 739,021
*Upwork, Inc. 812 9,712
*V2X, Inc. 1,973 93,481
Valmont Industries, Inc. 312 113,552
Veralto Corp. 1,936 202,951
Verisk Analytics, Inc. 1,059 295,154
*Verra Mobility Corp. 2,525 63,781
Vertiv Holdings Co., Class A 2,088 304,013
Vestis Corp. 3,611 21,883
Virco Mfg. Corp. 674 5,217
#VSE Corp. 856 133,998
Wabash National Corp. 48 478
Waste Management, Inc. 1,126 258,034
Watsco, Inc. 45 20,290
Watts Water Technologies, Inc.,
Class A 396 103,879
Werner Enterprises, Inc. 2,308 63,978
WESCO International, Inc. 1,225 253,526
Westinghouse Air Brake
Technologies Corp. 661 126,945
*Willdan Group, Inc. 4 341
Willis Lease Finance Corp. 313 44,315
#WillScot Holdings Corp. 3,554 104,310
Woodward, Inc. 556 142,936
Worthington Enterprises, Inc. 44 2,727
WW Grainger, Inc. 319 331,613
#*XPO, Inc. 1,623 195,231
Xylem, Inc. 16 2,314
Shares Value
INDUSTRIALS — (Continued)
#Zurn Elkay Water Solutions
Corp. 2,412 $ 106,731
TOTAL INDUSTRIALS 39,212,448
INFORMATION TECHNOLOGY — (20.2%)
*8x8, Inc. 6,570 12,746
A10 Networks, Inc. 3,511 64,673
Accenture PLC, Class A 1,311 350,168
*ACI Worldwide, Inc. 1,695 72,139
Adeia, Inc. 3,491 45,208
*Adobe, Inc. 978 349,821
*ADTRAN Holdings, Inc. 16 149
*Aeva Technologies, Inc. 4 75
*Akamai Technologies, Inc. 1,031 78,676
*Alpha & Omega Semiconductor,
Ltd. 231 5,884
Amdocs, Ltd. 1,529 130,515
Amkor Technology, Inc. 4,332 97,730
Amphenol Corp., Class A 1,569 167,114
*Amtech Systems, Inc. 8 38
Analog Devices, Inc. 20 4,493
Apple, Inc. 43,910 9,114,399
Applied Materials, Inc. 1,401 252,264
*AppLovin Corp., Class A 879 343,425
*Arrow Electronics, Inc. 882 102,312
*ASGN, Inc. 1,473 73,856
*Autodesk, Inc. 1,474 446,784
Avnet, Inc. 1,432 75,810
#*Axcelis Technologies, Inc. 1,276 86,372
Badger Meter, Inc. 122 23,029
Bel Fuse, Inc., Class A 121 13,858
Bel Fuse, Inc., Class B 212 27,568
Belden, Inc. 877 108,441
Benchmark Electronics, Inc. 833 32,070
*BILL Holdings, Inc. 1,563 66,975
*Blackbaud, Inc. 1,069 72,072
#*Box, Inc., Class A 578 18,554
CDW Corp. 1,384 241,342
#*Cerence, Inc. 42 361
*CEVA, Inc. 600 12,822
#*Cipher Mining, Inc. 10,919 59,618
*Cirrus Logic, Inc. 860 86,611
Cisco Systems, Inc. 7,324 498,618
#*Cleanspark, Inc. 2,365 26,890
#Clear Secure, Inc., Class A 1,096 32,233
*Clearfield, Inc. 8 350
Climb Global Solutions, Inc. 4 472
*Coda Octopus Group, Inc. 4 30
Cognizant Technology Solutions
Corp., Class A 2,831 203,153
*Coherent Corp. 1,014 109,106
*Cohu, Inc. 741 13,234
*Consensus Cloud Solutions, Inc. 8 161
#*CoreCard Corp. 419 12,130
Corning, Inc. 4,111 259,980
*Corsair Gaming, Inc. 3,675 33,295
#Crane NXT Co. 1,796 106,575
*Crexendo, Inc. 8 45
*CS Disco, Inc. 20 79

88
Dimensional US Vector Equity ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
CSP, Inc. 4 $ 41
CTS Corp. 470 18,419
*CVD Equipment Corp. 8 31
#*Daily Journal Corp. 56 22,376
*Daktronics, Inc. 749 12,149
Dell Technologies, Inc., Class C 14 1,858
*Diebold Nixdorf, Inc. 1,004 56,515
*Digi International, Inc. 616 20,088
*Digital Turbine, Inc. 1,212 6,605
#*DigitalOcean Holdings, Inc. 998 27,804
*Diodes, Inc. 1,531 75,585
Dolby Laboratories, Inc., Class A 1,065 80,237
*Dropbox, Inc., Class A 32 869
*DXC Technology Co. 6,010 81,796
#*Eastman Kodak Co. 20 134
*eGain Corp. 1,929 11,921
*Enphase Energy, Inc. 534 17,280
#Entegris, Inc. 1,033 81,049
*EPAM Systems, Inc. 511 80,590
*ePlus, Inc. 1,302 84,344
*Everspin Technologies, Inc. 4 24
*Expensify, Inc., Class A 8 16
*F5, Inc. 476 149,188
*Fabrinet 660 213,662
*Fair Isaac Corp. 11 15,804
*Fastly, Inc., Class A 2,121 14,402
*First Solar, Inc. 1,127 196,921
*Flex, Ltd. 3,514 175,243
*FormFactor, Inc. 1,745 49,575
*Fortinet, Inc. 1,203 120,180
*Franklin Wireless Corp. 8 31
Frequency Electronics, Inc. 783 20,828
*Gartner, Inc. 560 189,644
Gen Digital, Inc. 6,447 190,122
*GlobalFoundries, Inc. 1,247 46,625
#*Globant SA 593 49,966
*GoDaddy, Inc., Class A 1,051 169,821
*Grid Dynamics Holdings, Inc. 1,406 13,343
#Hackett Group, Inc. (The) 511 11,952
*Harmonic, Inc. 11,733 99,848
Hewlett Packard Enterprise Co. 14,033 290,343
HP, Inc. 4,611 114,353
*Identiv, Inc. 4 15
*indie Semiconductor, Inc., Class
A 36 141
*Informatica, Inc., Class A 3,828 94,552
Information Services Group, Inc. 16 69
#*Insight Enterprises, Inc. 414 49,092
Intel Corp. 4,778 94,604
InterDigital, Inc. 542 139,944
International Business Machines
Corp. 3,676 930,579
*inTEST Corp. 12 84
*IPG Photonics Corp. 1,147 85,899
*Itron, Inc. 664 82,695
Jabil, Inc. 1,437 320,695
*Jamf Holding Corp. 7,802 61,948
*Keysight Technologies, Inc. 582 95,396
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Kimball Electronics, Inc. 24 $ 450
KLA Corp. 315 276,894
*Knowles Corp. 1,901 38,609
Kulicke & Soffa Industries, Inc. 1,433 46,945
*KVH Industries, Inc. 12 63
*Kyndryl Holdings, Inc. 4,407 166,452
Lam Research Corp. 2,757 261,474
*LGL Group, Inc. (The) 4 29
Littelfuse, Inc. 376 96,756
*LiveRamp Holdings, Inc. 1,844 60,520
*Lumentum Holdings, Inc. 42 4,623
*Magnachip Semiconductor Corp. 12 49
*Manhattan Associates, Inc. 432 94,893
Marvell Technology, Inc. 36 2,893
*MaxLinear, Inc. 1,919 30,359
Methode Electronics, Inc. 1,198 7,859
Microchip Technology, Inc. 2,368 160,053
Micron Technology, Inc. 2,424 264,555
Microsoft Corp. 21,840 11,651,640
*Mirion Technologies, Inc. 6,046 135,128
*Mitek Systems, Inc. 28 253
MKS, Inc. 1,247 118,689
Motorola Solutions, Inc. 1,248 547,847
*N-able, Inc. 12,896 104,200
Napco Security Technologies, Inc. 2,061 62,922
#*Navitas Semiconductor Corp. 104 762
#*nCino, Inc. 1,126 31,444
*NCR Voyix Corp. 3,327 45,314
NetApp, Inc. 2,359 245,643
*NETGEAR, Inc. 1,004 23,343
*NetScout Systems, Inc. 1,793 38,406
*Novanta, Inc. 628 77,257
*Nutanix, Inc., Class A 459 34,503
#NVE Corp. 4 253
NVIDIA Corp. 71,408 12,701,341
NXP Semiconductors NV 2,322 496,374
*Okta, Inc. 808 79,022
*Olo, Inc., Class A 3,683 38,598
*ON Semiconductor Corp. 4,380 246,857
*ON24, Inc. 8 40
OneSpan, Inc. 1,369 20,193
*Onto Innovation, Inc. 275 26,056
*Optical Cable Corp. 4 18
Oracle Corp. 4,927 1,250,325
*OSI Systems, Inc. 427 94,371
*Ouster, Inc. 8 187
PC Connection, Inc. 3,500 215,565
Pegasystems, Inc. 568 33,347
#*Penguin Solutions, Inc. 1,516 35,732
*Photronics, Inc. 2,669 54,341
*Plexus Corp. 574 73,185
*Powerfleet, Inc. 2,293 9,310
Progress Software Corp. 1,073 51,590
*Qorvo, Inc. 2,141 178,988
QUALCOMM, Inc. 3,374 495,168
*Qualys, Inc. 379 50,434
*Ralliant Corp. 482 22,037
*Rambus, Inc. 1,687 124,720

89
Dimensional US Vector Equity ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Rapid7, Inc. 84 $ 1,774
Red Violet, Inc. 235 10,418
*RF Industries, Ltd. 8 66
*Ribbon Communications, Inc. 4,049 15,224
Richardson Electronics, Ltd. 12 121
*RingCentral, Inc., Class A 12 306
*Riot Platforms, Inc. 4,276 57,341
*Rogers Corp. 340 22,297
Roper Technologies, Inc. 4 2,202
Salesforce, Inc. 917 236,889
*Sandisk Corp. 418 17,941
*Sanmina Corp. 888 103,044
Sapiens International Corp. NV 1,482 40,622
*ScanSource, Inc. 742 28,819
Seagate Technology Holdings
PLC 4 628
*SentinelOne, Inc., Class A 95 1,742
Skyworks Solutions, Inc. 1,877 128,650
#*SolarEdge Technologies, Inc. 1,642 42,134
*SoundThinking, Inc. 4 46
#*Super Micro Computer, Inc. 3,823 225,442
*Synaptics, Inc. 1,160 72,732
*Synchronoss Technologies, Inc. 1,761 12,891
TD SYNNEX Corp. 775 111,902
TE Connectivity PLC 1,513 311,300
*Teledyne Technologies, Inc. 298 164,204
*Telos Corp. 24 62
*Teradata Corp. 1,698 35,539
Teradyne, Inc. 1,203 129,238
Texas Instruments, Inc. 2,313 418,792
*TransAct Technologies, Inc. 8 30
*Trimble, Inc. 156 13,087
*TTM Technologies, Inc. 3,464 163,674
#*Turtle Beach Corp. 756 10,992
*Twilio, Inc., Class A 1,302 167,958
*Ultra Clean Holdings, Inc. 628 14,143
*Unisys Corp. 52 215
*Unity Software, Inc. 2,598 86,669
Universal Display Corp. 380 54,872
*Veeco Instruments, Inc. 4,712 97,915
*Verint Systems, Inc. 1,403 29,856
VeriSign, Inc. 102 27,425
*Viasat, Inc. 4,357 71,585
Vishay Intertechnology, Inc. 4,864 79,721
#*Vishay Precision Group, Inc. 12 318
Vontier Corp. 3,237 134,238
Western Digital Corp. 2,631 207,033
#Xerox Holdings Corp. 1,001 4,054
*Xperi, Inc. 12 72
*Yext, Inc. 8 65
*Zebra Technologies Corp. 572 193,919
*Zoom Communications, Inc. 1,638 121,294
TOTAL INFORMATION
TECHNOLOGY 53,301,998
MATERIALS — (3.9%)
AdvanSix, Inc. 20 402
Air Products and Chemicals, Inc. 663 190,864
#Albemarle Corp. 1,685 114,327
Shares Value
MATERIALS — (Continued)
Alcoa Corp. 6,352 $ 190,369
*Alpha Metallurgical Resources,
Inc. 506 59,743
Amcor PLC 26,132 244,334
*American Vanguard Corp. 28 108
AptarGroup, Inc. 794 124,769
Ardagh Metal Packaging SA 2,768 10,961
*Ascent Industries Co. 12 154
Ashland, Inc. 1,594 82,187
Avery Dennison Corp. 1,073 180,017
Avient Corp. 2,567 81,040
*Axalta Coating Systems, Ltd. 4,978 140,977
Balchem Corp. 28 4,269
Ball Corp. 1,632 93,448
Cabot Corp. 1,247 90,008
Carpenter Technology Corp. 514 128,186
Celanese Corp. 1,589 82,993
*Century Aluminum Co. 2,866 60,702
CF Industries Holdings, Inc. 1,845 171,271
#Chemours Co. (The) 4,707 56,390
*Clearwater Paper Corp. 20 451
*Cleveland-Cliffs, Inc. 14,574 153,319
*Coeur Mining, Inc. 3,451 29,989
Commercial Metals Co. 1,752 90,859
*Compass Minerals International,
Inc. 307 6,119
Corteva, Inc. 3,468 250,147
CRH PLC 1,961 187,177
Crown Holdings, Inc. 1,237 122,908
*Dakota Gold Corp. 32 115
#Dow, Inc. 3,985 92,811
DuPont de Nemours, Inc. 1,693 121,727
Eagle Materials, Inc. 707 158,573
Eastman Chemical Co. 2,125 154,296
Ecolab, Inc. 528 138,209
*Ecovyst, Inc. 1,391 11,977
Element Solutions, Inc. 3,233 76,299
Flexible Solutions International,
Inc. 4 21
#*Flotek Industries, Inc. 4 48
FMC Corp. 1,783 69,608
Freeport-McMoRan, Inc. 12,531 504,247
Friedman Industries, Inc. 8 121
#Graphic Packaging Holding Co. 5,411 120,990
Greif, Inc., Class A 923 58,546
Greif, Inc., Class B 198 12,999
#Hawkins, Inc. 470 76,742
HB Fuller Co. 2,174 122,179
Hecla Mining Co. 20,717 118,916
Huntsman Corp. 5,827 56,522
*Ingevity Corp. 1,045 43,671
Innospec, Inc. 730 58,327
International Flavors &
Fragrances, Inc. 1,673 118,833
#International Paper Co. 2,113 98,762
*Intrepid Potash, Inc. 12 399
*James Hardie Industries PLC 1,838 47,678
Kaiser Aluminum Corp. 1,103 85,273

90
Dimensional US Vector Equity ETF
continued
Shares Value
MATERIALS — (Continued)
*Knife River Corp. 950 $ 78,356
Koppers Holdings, Inc. 28 920
Linde PLC 1,126 518,253
Louisiana-Pacific Corp. 1,407 127,207
*LSB Industries, Inc. 20 155
LyondellBasell Industries NV,
Class A 2,139 123,912
*Magnera Corp. 171 2,129
Martin Marietta Materials, Inc. 244 140,271
Materion Corp. 1,111 116,988
#*McEwen, Inc. 2,010 20,422
*Metallus, Inc. 40 632
Minerals Technologies, Inc. 860 50,009
Mosaic Co. (The) 1,940 69,859
*MP Materials Corp. 36 2,214
Myers Industries, Inc. 786 11,515
NewMarket Corp. 168 115,416
Newmont Corp. 9,920 616,032
Nexa Resources SA 28 136
Nucor Corp. 1,526 218,325
*O-I Glass, Inc. 6,724 87,479
Olin Corp. 3,969 75,173
Olympic Steel, Inc. 12 373
Packaging Corp. of America 1,119 216,806
*Perimeter Solutions, Inc. 4,497 72,537
#*Piedmont Lithium, Inc. 4 29
PPG Industries, Inc. 1,387 146,329
Quaker Chemical Corp. 614 70,254
#Ramaco Resources, Inc., Class
A 28 570
Reliance, Inc. 538 156,090
Royal Gold, Inc. 225 34,070
RPM International, Inc. 1,480 173,767
Ryerson Holding Corp. 1,024 21,094
Scotts Miracle-Gro Co. (The) 92 5,765
Sealed Air Corp. 2,763 80,873
Sensient Technologies Corp. 1,025 115,097
Sherwin-Williams Co. (The) 948 313,674
Silgan Holdings, Inc. 1,857 86,406
*Smith-Midland Corp. 43 1,495
Smurfit WestRock PLC 4,016 178,230
Sonoco Products Co. 1,490 67,154
Southern Copper Corp. 262 24,670
Steel Dynamics, Inc. 1,728 220,424
Stepan Co. 1,450 73,617
SunCoke Energy, Inc. 3,433 25,370
Sylvamo Corp. 1,541 70,994
*Tredegar Corp. 8 70
TriMas Corp. 887 31,693
Tronox Holdings PLC 4,551 14,518
United States Lime & Minerals,
Inc. 547 54,470
Vulcan Materials Co. 593 162,879
Shares Value
MATERIALS — (Continued)
Warrior Met Coal, Inc. 1,201 $ 61,707
#Westlake Corp. 1,522 120,695
Worthington Steel, Inc. 2,623 80,054
TOTAL MATERIALS 10,353,554
REAL ESTATE — (0.3%)
*AMREP Corp. 4 89
*Anywhere Real Estate, Inc. 1,936 8,944
*CBRE Group, Inc., Class A 1,469 228,782
*Compass, Inc., Class A 514 4,081
*Comstock Holding Cos., Inc. 4 50
*Cushman & Wakefield PLC 6,818 83,111
*Five Point Holdings LLC, Class A 8 43
*Forestar Group, Inc. 4,527 112,270
*FRP Holdings, Inc. 20 528
*Howard Hughes Holdings, Inc. 267 18,351
*Jones Lang LaSalle, Inc. 621 167,894
Kennedy-Wilson Holdings, Inc. 8,261 60,470
Marcus & Millichap, Inc. 1,318 41,069
Millrose Properties, Inc. 497 14,905
Newmark Group, Inc., Class A 4,979 75,531
#*Opendoor Technologies, Inc. 818 1,505
*RE/MAX Holdings, Inc. 506 3,891
*Tejon Ranch Co. 72 1,293
*Zillow Group, Inc., Class C 92 7,319
TOTAL REAL ESTATE 830,126
UTILITIES — (0.6%)
Brookfield Renewable Corp. 633 23,187
Genie Energy, Ltd., Class B 189 3,841
*Hallador Energy Co. 1,496 26,389
MDU Resources Group, Inc. 5,120 88,320
New Jersey Resources Corp. 2,534 116,336
Northwest Natural Holding Co. 835 33,333
NRG Energy, Inc. 1,884 315,005
Ormat Technologies, Inc. 1,424 127,320
TXNM Energy, Inc. 20 1,136
Vistra Corp. 3,367 702,154
TOTAL UTILITIES 1,437,021
TOTAL COMMON STOCKS 248,801,816
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*Verve Therapeutics, Inc. CVR 16 10
INFORMATION TECHNOLOGY — (0.0%)
*Gen Digital, Inc. CVR 4 36
TOTAL RIGHTS/WARRANTS 46
TOTAL INVESTMENT SECURITIES — (94.4%)
(Cost $226,600,632) 248,801,862
SECURITIES LENDING COLLATERAL — (5.6%)
@§The DFA Short Term
Investment Fund 1,286,425 14,880,079
TOTAL INVESTMENTS — ( 100.0% )
(Cost $241,480,710) $ 263,681,941

91
Dimensional US Vector Equity ETF
continued
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 19,311,701 $ — $ — $ 19,311,701
Consumer Discretionary ................ 27,760,813 — — 27,760,813
Consumer Staples .................... 15,668,892 — — 15,668,892
Energy ............................. 14,259,212 — — 14,259,212
Financials ........................... 45,456,727 — — 45,456,727
Health Care ......................... 21,209,324 — — 21,209,324
Industrials ........................... 39,212,448 — — 39,212,448
Information Technology ................ 53,301,998 — — 53,301,998
Materials ........................... 10,353,554 — — 10,353,554
Real Estate .......................... 830,126 — — 830,126
Utilities ............................. 1,437,021 — — 1,437,021
Rights/Warrants
Health Care ......................... — 10 — 10
Information Technology ................ 36 — — 36
Securities Lending Collateral .............. — 14,880,079 — 14,880,079
Total Investments ....................... $248,801,852 $14,880,089 $— $263,681,941

92
DIMENSIONAL US REAL ESTATE ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
4
Shares Value
COMMON STOCKS — (93.5%)
REAL ESTATE — (93.5%)
Acadia Realty Trust 149,862 $ 2,805,417
#Agree Realty Corp. 121,144 8,686,025
Alexander & Baldwin, Inc. 52,094 936,650
Alexander's, Inc. 2,570 645,558
Alexandria Real Estate Equities,
Inc. 168,891 12,908,339
Alpine Income Property Trust, Inc. 12,723 178,758
American Assets Trust, Inc.,
Class A 54,957 1,045,832
American Healthcare REIT, Inc. 111,814 4,320,493
American Homes 4 Rent, Class A 360,631 12,510,289
American Tower Corp. 490,192 102,151,111
Americold Realty Trust, Inc. 290,754 4,675,324
Apartment Investment and
Management Co. 151,039 1,270,238
Apple Hospitality REIT, Inc. 249,881 2,936,102
AvalonBay Communities, Inc. 153,356 28,567,156
Bluerock Homes Trust, Inc. 7 98
Braemar Hotels & Resorts, Inc. 57,309 126,080
#Brandywine Realty Trust 191,607 766,428
Brixmor Property Group, Inc. 331,938 8,673,540
Broadstone Net Lease, Inc. 202,433 3,287,512
BRT Apartments Corp. 10,564 153,706
#BXP, Inc. 163,166 10,675,951
Camden Property Trust 116,651 12,738,289
CareTrust REIT, Inc. 202,428 6,437,210
CBL & Associates Properties, Inc. 16,306 441,240
Centerspace 18,302 996,178
Chatham Lodging Trust 47,841 326,276
City Office REIT, Inc. 39,669 275,303
Clipper Realty, Inc. 6,194 21,555
Community Healthcare Trust, Inc. 30,848 474,134
COPT Defense Properties 123,239 3,361,960
Cousins Properties, Inc. 183,803 4,981,061
Crown Castle, Inc. 465,482 48,917,503
#CTO Realty Growth, Inc. 34,479 569,248
CubeSmart 244,796 9,525,012
Curbline Properties Corp. 103,797 2,293,914
DiamondRock Hospitality Co. 249,518 1,926,279
#Digital Realty Trust, Inc. 362,207 63,907,803
Diversified Healthcare Trust 192,967 631,002
#Douglas Emmett, Inc. 184,980 2,804,297
#Easterly Government Properties,
Inc. 47,793 1,051,446
EastGroup Properties, Inc. 55,978 9,137,849
Elme Communities 98,481 1,485,093
Empire State Realty Trust, Inc. 173,026 1,252,708
EPR Properties 86,638 4,768,555
Equinix , Inc. 98,130 77,048,732
Equity LifeStyle Properties, Inc. 195,373 11,706,750
#Equity Residential 369,588 23,357,962
Essential Properties Realty Trust,
Inc. 211,029 6,434,274
Shares Value
REAL ESTATE — (Continued)
Essex Property Trust, Inc. 69,927 $ 18,193,607
Extra Space Storage, Inc., Class
B 228,053 30,641,201
Federal Realty Investment Trust 90,091 8,302,787
First Industrial Realty Trust, Inc. 143,904 7,011,003
#Four Corners Property Trust,
Inc. 107,113 2,703,532
Gaming and Leisure Properties,
Inc. 309,889 14,124,741
#Getty Realty Corp. 59,199 1,645,140
Gladstone Commercial Corp. 53,152 698,949
Global Medical REIT, Inc. 67,619 451,695
#Global Net Lease, Inc. 232,575 1,625,699
Global Self Storage, Inc. 4,668 24,227
Healthcare Realty Trust, Inc. 377,814 5,803,223
Healthpeak Properties, Inc. 760,256 12,878,737
# Highwoods Properties, Inc. 117,395 3,405,629
Host Hotels & Resorts, Inc. 751,470 11,813,108
#*Hudson Pacific Properties, Inc. 436,275 1,068,874
#Independence Realty Trust, Inc. 250,741 4,204,927
Industrial Logistics Properties
Trust 51,044 271,554
Innovative Industrial Properties,
Inc. 30,447 1,574,110
InvenTrust Properties Corp. 84,271 2,323,351
Invitation Homes, Inc. 631,283 19,348,824
Iron Mountain, Inc. 315,215 30,689,332
#JBG SMITH Properties 86,644 1,835,120
#Kilroy Realty Corp. 121,995 4,496,736
Kimco Realty Corp. 741,504 15,742,130
Kite Realty Group Trust 239,113 5,255,704
#Lamar Advertising Co., Class A 95,718 11,701,525
LTC Properties, Inc. 53,070 1,806,503
LXP Industrial Trust 319,148 2,476,588
# Macerich Co. (The) 269,347 4,500,788
#Medical Properties Trust, Inc. 616,617 2,540,462
#Mid-America Apartment
Communities, Inc. 126,291 17,987,627
# Modiv Industrial, Inc. 7,941 113,953
National Health Investors, Inc. 49,885 3,484,966
#National Storage Affiliates Trust 79,067 2,329,314
*NET Lease Office Properties 15,224 505,285
#NETSTREIT Corp. 94,098 1,715,407
NexPoint Residential Trust, Inc. 24,992 779,251
NNN REIT, Inc. 204,922 8,455,082
#Omega Healthcare Investors,
Inc. 314,382 12,229,460
One Liberty Properties, Inc. 18,634 417,029
Orion Properties, Inc. 43,966 115,191
# Outfront Media, Inc. 151,950 2,663,683
*Paramount Group, Inc. 205,174 1,255,665
#Park Hotels & Resorts, Inc. 218,424 2,328,400
Peakstone Realty Trust 30,621 416,446
# Pebblebrook Hotel Trust 139,324 1,397,420
Phillips Edison & Co., Inc. 135,661 4,583,985

93
DIMENSIONAL US REAL ESTATE ETF
continued
Shares Value
REAL ESTATE — (Continued)
Piedmont Realty Trust, Inc., Class
A 136,514 $ 1,032,046
Plymouth Industrial REIT, Inc.,
Class A 45,844 665,655
Postal Realty Trust, Inc., Class A 24,514 336,087
Prologis, Inc. 964,679 103,008,424
Public Storage 169,264 46,029,652
Realty Income Corp. 959,993 53,884,407
#Regency Centers Corp. 188,568 13,463,755
#Rexford Industrial Realty, Inc. 251,782 9,197,596
#RLJ Lodging Trust 179,616 1,329,158
Ryman Hospitality Properties, Inc. 66,832 6,353,050
Sabra Health Care REIT, Inc. 265,666 4,789,958
Saul Centers, Inc. 12,817 412,964
SBA Communications Corp. 115,753 26,012,014
Service Properties Trust 161,722 425,329
# Sila Realty Trust, Inc. 61,880 1,512,347
Simon Property Group, Inc. 351,818 57,624,270
SITE Centers Corp. 50,732 546,384
#SL Green Realty Corp., Class U 77,440 4,433,440
STAG Industrial, Inc. 200,463 6,881,895
Strawberry Fields REIT, Inc. 3,849 39,491
Summit Hotel Properties, Inc. 100,573 524,991
Sun Communities, Inc. 138,558 17,185,349
Sunstone Hotel Investors, Inc. 208,488 1,824,270
Shares Value
REAL ESTATE — (Continued)
Tanger , Inc. 122,854 $ 3,688,077
Terreno Realty Corp. 111,234 6,172,375
UDR, Inc. 341,126 13,402,841
#UMH Properties, Inc. 88,788 1,445,469
* Uniti Group, Inc. 269,492 1,433,697
Universal Health Realty Income
Trust 14,701 570,252
Urban Edge Properties 136,901 2,699,688
Ventas, Inc. 482,324 32,402,526
Veris Residential, Inc. 91,369 1,286,475
#VICI Properties, Inc. 1,134,114 36,972,116
#Vornado Realty Trust 182,872 7,025,942
W.P. Carey, Inc. 237,029 15,207,781
Welltower , Inc. 393,145 64,896,445
Whitestone REIT 46,146 562,520
Xenia Hotels & Resorts, Inc. 119,172 1,514,676
TOTAL REAL ESTATE 1,340,923,622
TOTAL COMMON STOCKS 1,340,923,622
TOTAL INVESTMENT SECURITIES — (93.5%)
(Cost $1,293,591,692) 1,340,923,622
SECURITIES LENDING COLLATERAL — (6.5%)
@§The DFA Short Term
Investment Fund 8,067,412 93,315,752
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,386,907,444) $ 1,434,239,374
# Total or Partial Securities on Loan
* Non-Income Producing Securities
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows :
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Real Estate .......................... $ 1,340,923,622 $ — $ — $ 1,340,923,622
Securities Lending Collateral .............. — 93,315,752 — 93,315,752
Total Investments ....................... $1,340,923,622 $93,315,752 $— $1,434,239,374

1
Dimensional International Core Equity Market ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (96.3%)
AUSTRALIA — (6.0%)
#*29Metals, Ltd. 247,492 $ 45,414
Accent Group, Ltd. 315,103 302,289
Adairs, Ltd., Class B 133,803 176,605
AGL Energy, Ltd. 305,351 1,910,950
#*Alkane Resources, Ltd. 276,036 127,074
*Alliance Aviation Services,
Ltd., Registered 368 611
ALS, Ltd., Registered 215,618 2,532,175
Amotiv, Ltd. 93,209 529,310
AMP, Ltd. 1,337,099 1,377,423
*Amplitude Energy, Ltd. 1,192,489 195,785
#Ampol, Ltd. 137,465 2,420,657
Ansell, Ltd. 81,608 1,573,669
*Antipa Minerals, Ltd. 81,522 28,343
ANZ Group Holdings, Ltd. 1,104,242 21,840,837
#APA Group 639,062 3,452,143
#*Appen, Ltd. 198,900 115,255
#*Arafura Rare Earths, Ltd. 331,590 37,361
ARB Corp., Ltd. 33,762 731,253
Aristocrat Leisure, Ltd. 233,817 10,544,015
#ARN Media, Ltd. 956 289
ASX, Ltd. 74,223 3,347,576
Atlas Arteria, Ltd., Class B 555,806 1,846,532
AUB Group, Ltd. 51,441 1,123,769
#*Audinate Group, Ltd. 14,497 57,403
*Aurelia Metals, Ltd. 129,092 14,545
Aurizon Holdings, Ltd. 1,242,558 2,592,063
Aussie Broadband, Ltd. 174,397 506,407
*Austal, Ltd. 217,068 916,819
Austin Engineering, Ltd. 401 92
*Australian Agricultural Co.,
Ltd. 10,802 9,598
Australian Clinical Labs, Ltd. 115,652 205,516
Australian Ethical Investment,
Ltd. 15,548 78,483
#*Australian Strategic
Materials, Ltd. 3,388 1,189
*Australian Strategic Materials,
Ltd. 387 136
AVJennings, Ltd. 108 46
*Baby Bunting Group, Ltd. 14,420 16,712
Bank of Queensland, Ltd. 387,695 1,899,585
Bapcor, Ltd. 211,999 526,872
Beach Energy, Ltd. 1,071,039 806,817
Beacon Lighting Group, Ltd. 77 180
Bega Cheese, Ltd., Class B 168,936 566,688
*Bellevue Gold, Ltd. 801,528 418,011
Bendigo & Adelaide Bank, Ltd. 324,602 2,560,183
BHP Group, Ltd. 1,200,655 30,341,825
#BHP Group, Ltd. 289,484 7,305,481
#BHP Group, Ltd., Sponsored
ADR 402,711 20,405,366
#*Black Cat Syndicate, Ltd. 266,325 138,036
#BlueScope Steel, Ltd. 232,254 3,554,481
Shares Value
AUSTRALIA — (Continued)
Brambles, Ltd. 740,390 $ 11,397,876
Bravura Solutions, Ltd. 162,584 225,061
#Breville Group, Ltd. 50,006 1,058,292
Brickworks, Ltd. 44,261 935,569
Capral, Ltd. 12 86
*Capricorn Metals, Ltd. 199,826 1,154,060
CAR Group, Ltd. 117,633 2,891,671
#*Catalyst Metals, Ltd. 11,938 39,200
Cedar Woods Properties, Ltd. 2,582 12,335
#*Cettire, Ltd. 105,190 17,609
#*Chalice Mining, Ltd. 84,274 86,816
Challenger, Ltd. 399,016 2,114,336
Champion Iron, Ltd. 172,559 463,295
#*Chrysos Corp., Ltd. 22,118 71,915
Cleanaway Waste
Management, Ltd. 1,217,946 2,258,418
#ClearView Wealth, Ltd. 180 51
#Clinuvel Pharmaceuticals,
Ltd. 15,743 131,465
*Coast Entertainment
Holdings, Ltd. 420 101
Cochlear, Ltd. 28,570 5,859,098
Codan, Ltd. 44,830 604,695
Coles Group, Ltd. 680,254 9,083,718
Collins Foods, Ltd., Class B 110,293 658,991
Commonwealth Bank of
Australia 534,154 61,185,801
Computershare, Ltd. 261,829 7,105,573
Ω#Coronado Global
Resources, Inc. 101,416 12,733
#Corporate Travel
Management, Ltd. 61,818 624,485
CSL, Ltd. 165,598 28,883,372
Dalrymple Bay Infrastructure,
Ltd. 91,436 263,742
Data#3, Ltd. 74,938 363,796
*Develop Global, Ltd. 13,454 37,335
#Dicker Data, Ltd. 50,020 280,830
Domain Holdings Australia,
Ltd. 108,916 309,253
Domino's Pizza Enterprises,
Ltd., Class B 22,240 261,612
Downer EDI, Ltd. 361,643 1,608,948
Dyno Nobel, Ltd. 1,081,117 2,046,463
Eagers Automotive, Ltd. 76,380 964,856
#Elders, Ltd. 121,885 568,947
*Emeco Holdings, Ltd. 8,440 4,836
*Emerald Resources NL 264,020 586,462
#*EML Payments, Ltd.,
Registered 204,499 148,125
#Endeavour Group, Ltd. 1,070,963 2,820,211
Enero Group, Ltd. 40 26
*Environmental Group, Ltd.
(The) 34,630 6,020
EQT Holdings, Ltd. 5,072 106,361

2
Dimensional International Core Equity Market ETF
continued
Shares Value
AUSTRALIA — (Continued)
Euroz Hartleys Group, Ltd. 11,403 $ 6,828
Evolution Mining, Ltd. 1,134,885 5,195,236
EVT, Ltd. 54,064 591,754
*Experience Co., Ltd. 228 18
Fiducian Group, Ltd. 12 87
Finbar Group, Ltd. 100 42
*FleetPartners Group, Ltd. 185,837 327,843
Fleetwood, Ltd. 20,424 34,716
Flight Centre Travel Group,
Ltd. 105,718 812,713
Fortescue, Ltd. 691,953 7,916,766
G8 Education, Ltd. 384,086 222,564
*Genesis Minerals, Ltd. 448,987 1,066,704
*GenusPlus Group, Ltd. 14,319 41,579
Gold Road Resources, Ltd. 758,415 1,533,276
GR Engineering Services, Ltd. 9,382 22,411
GrainCorp, Ltd., Class A 155,995 761,314
Grange Resources, Ltd. 309,286 38,831
#GWA Group, Ltd., Class B 8,260 13,455
Hansen Technologies, Ltd. 123,390 477,461
Harvey Norman Holdings, Ltd. 303,963 1,135,096
Healius, Ltd. 394,801 195,728
Helia Group, Ltd. 344,256 1,121,543
Helloworld Travel, Ltd.,
Registered 40 43
HUB24, Ltd., Registered 35,943 2,468,079
#IDP Education, Ltd. 84,184 192,958
#IGO, Ltd. 110,157 314,195
Iluka Resources, Ltd. 194,993 646,562
Imdex, Ltd. 411,820 806,055
*Immutep, Ltd. 528,974 91,956
*Imugene, Ltd. 14,984 2,605
Infomedia, Ltd. 10,563 8,841
Inghams Group, Ltd. 841,329 1,874,242
*Insignia Financial, Ltd. 264,849 765,647
Insurance Australia Group, Ltd. 1,313,089 7,414,426
Integral Diagnostics, Ltd. 145,392 249,940
IPH, Ltd. 169,980 574,567
IRESS, Ltd. 109,094 557,706
IVE Group, Ltd. 9,314 17,691
#*James Hardie Industries
PLC 182,246 4,847,268
JB Hi-Fi, Ltd. 65,076 4,680,129
#Johns Lyng Group, Ltd. 100,134 251,437
*Judo Capital Holdings, Ltd.,
Registered 538,095 524,874
Jumbo Interactive, Ltd.,
Registered 9,757 66,024
Jupiter Mines, Ltd. 510,819 69,067
#Karoon Energy, Ltd. 337,544 405,315
#Kelsian Group, Ltd. 78,160 188,209
#Kogan.com, Ltd. 47,527 118,423
Lendlease Corp., Ltd. 374,688 1,271,347
#Lifestyle Communities, Ltd. 47,383 135,453
Lottery Corp., Ltd. (The) 1,053,036 3,674,737
Lovisa Holdings, Ltd. 31,120 684,049
*Lynas Rare Earths, Ltd. 449,762 3,031,889
#Maas Group Holdings, Ltd. 47,993 127,309
Macmahon Holdings, Ltd. 148,821 28,745
Shares Value
AUSTRALIA — (Continued)
Macquarie Group, Ltd. 114,555 $ 16,033,098
*Macquarie Technology
Group, Ltd. 2,305 103,455
#Mader Group, Ltd. 12,516 59,390
Magellan Financial Group, Ltd. 136,492 939,439
*Mayne Pharma Group, Ltd. 31,601 100,714
McMillan Shakespeare, Ltd. 37,371 429,253
Medibank Pvt., Ltd., Class B 1,287,181 4,226,624
#*Megaport, Ltd. 56,747 550,240
#*Mesoblast, Ltd., Registered 399,292 611,859
Metcash, Ltd. 644,913 1,619,383
*Mineral Resources, Ltd. 74,467 1,370,761
Monadelphous Group, Ltd. 74,859 939,376
#Monash IVF Group, Ltd. 142,870 73,589
*Mount Gibson Iron, Ltd. 71,587 17,976
Myer Holdings, Ltd. 638,166 248,584
MyState, Ltd. 86,786 240,830
*Nanosonics, Ltd. 43,152 112,523
National Australia Bank, Ltd. 1,253,002 31,390,396
Netwealth Group, Ltd. 60,557 1,463,277
*Neuren Pharmaceuticals, Ltd. 21,222 236,246
New Hope Corp., Ltd., Class B 340,559 916,542
#*NEXTDC, Ltd. 299,524 2,798,226
nib holdings, Ltd., Class B 256,264 1,222,615
Nick Scali, Ltd. 56,177 695,539
Nickel Industries, Ltd. 884,174 421,263
Nine Entertainment Co.
Holdings, Ltd. 669,370 732,654
Northern Star Resources, Ltd. 762,900 7,647,862
NRW Holdings, Ltd. 347,503 724,915
*Nufarm, Ltd. 282,078 470,384
*Nuix, Ltd. 174,467 266,223
Objective Corp., Ltd. 4,295 52,680
*OFX Group, Ltd. 107,289 57,335
OM Holdings, Ltd. 260 53
#*Omni Bridgeway, Ltd. 74,878 68,699
oOh!media, Ltd. 300,908 348,731
*Ora Banda Mining, Ltd. 319,711 133,800
Orica, Ltd. 411,108 5,659,101
Origin Energy, Ltd., Class B 814,968 6,123,437
Orora, Ltd. 709,791 950,556
*Pantoro Gold Ltd 102,263 240,981
Peet, Ltd. 280 306
Perenti, Ltd. 688,528 778,005
Perpetual, Ltd. 53,512 724,215
Perseus Mining, Ltd. 961,779 2,024,915
*PEXA Group, Ltd. 64,760 662,127
#*Pilbara Minerals, Ltd. 1,094,905 1,131,450
Pinnacle Investment
Management Group, Ltd. 12,224 176,140
#Platinum Asset Management,
Ltd., Class B 362,202 155,080
*<PPK Mining Equipment
Group 8 –
Premier Investments, Ltd. 45,152 615,725
Pro Medicus, Ltd. 26,198 5,429,495
#Propel Funeral Partners, Ltd. 24,565 73,545
#PWR Holdings, Ltd. 41,583 209,634
Qantas Airways, Ltd., Class B 464,120 3,248,207

3
Dimensional International Core Equity Market ETF
continued
Shares Value
AUSTRALIA — (Continued)
QBE Insurance Group, Ltd. 986,019 $ 14,728,451
Qube Holdings, Ltd., Class B 839,957 2,363,319
Ramelius Resources, Ltd. 969,974 1,573,781
#Ramsay Health Care, Ltd. 98,986 2,470,890
REA Group, Ltd. 26,206 4,040,674
Reece, Ltd. 78,586 688,126
Regis Healthcare, Ltd. 42,193 227,379
*Regis Resources, Ltd. 480,235 1,264,623
Reliance Worldwide Corp., Ltd. 449,892 1,248,445
*Resolute Mining, Ltd. 1,659,853 662,590
#*Retail Food Group, Ltd. 8,826 11,252
#Ridley Corp., Ltd., Registered 182,578 342,078
Rio Tinto, Ltd. 171,998 12,369,734
*RPMGlobal Holdings, Ltd. 106,334 230,720
*Sandfire Resources, Ltd. 339,468 2,325,542
Santos, Ltd. 2,460,482 12,467,481
SEEK, Ltd. 165,677 2,585,703
*Select Harvests, Ltd. 95,197 210,846
Servcorp, Ltd. 7,976 30,350
Service Stream, Ltd. 423,909 541,772
SGH, Ltd., Registered 102,558 3,384,792
Shaver Shop Group, Ltd. 14,012 13,352
Sigma Healthcare, Ltd. 1,337,698 2,489,085
Sims, Ltd. 72,484 711,231
SmartGroup Corp., Ltd. 107,618 548,774
Sonic Healthcare, Ltd. 272,090 4,836,852
South32, Ltd. 2,408,239 4,558,592
Southern Cross Electrical
Engineering, Ltd. 157,684 180,206
SRG Global, Ltd. 461,001 494,197
Stanmore Resources, Ltd. 187,011 256,466
*Star Entertainment Grp, Ltd.
(The) 439,564 31,131
Steadfast Group, Ltd. 518,716 1,987,149
#*Strike Energy, Ltd. 136,714 10,123
Suncorp Group, Ltd. 568,646 7,673,916
Super Retail Group, Ltd. 104,076 1,026,581
*Superloop, Ltd. 252,838 545,344
#*Syrah Resources, Ltd. 234,000 57,251
Tabcorp Holdings, Ltd., Class
S 1,728,595 862,539
Technology One, Ltd. 150,781 3,988,053
#*Telix Pharmaceuticals, Ltd. 123,359 1,671,886
Telstra Group, Ltd. 1,701,150 5,443,557
*Temple & Webster Group,
Ltd. 19,691 310,231
*<Ten Sixty Four, Ltd. 192 14
TPG Telecom, Ltd. 228,635 815,523
Transurban Group 1,155,746 10,283,815
Treasury Wine Estates, Ltd.,
Class B 446,537 2,176,392
*Tuas, Ltd. 43,871 151,682
#*Tyro Payments, Ltd. 293,781 180,639
*Vault Minerals, Ltd., Class B 2,005,380 471,274
Ventia Services Group Pty,
Ltd. 463,452 1,554,627
ΩViva Energy Group, Ltd. 605,421 818,579
*WEB Travel Group, Ltd. 163,916 472,806
#*Webjet Group, Ltd. 291,603 168,035
Shares Value
AUSTRALIA — (Continued)
Wesfarmers, Ltd. 467,214 $ 25,794,896
*West African Resources, Ltd. 779,101 1,178,814
*Westgold Resources, Ltd. 126,346 207,447
Westgold Resources, Ltd. 266,901 439,920
Westpac Banking Corp. 1,273,674 27,734,203
#Whitehaven Coal, Ltd. 516,283 2,140,708
WiseTech Global, Ltd. 76,199 5,856,857
Woodside Energy Group, Ltd. 935,028 16,007,620
#Woodside Energy Group,
Ltd., Sponsored ADR 44,774 758,024
Woolworths Group, Ltd. 516,521 10,479,008
Worley, Ltd. 289,299 2,486,635
*Xero, Ltd. 68,591 7,992,921
XRF Scientific, Ltd. 13,112 16,378
#Yancoal Australia, Ltd. 265,468 1,080,222
TOTAL AUSTRALIA 658,301,623
AUSTRIA — (0.4%)
Agrana Beteiligungs AG 12 161
#ANDRITZ AG 37,331 2,617,028
*AT&S Austria Technologie &
Systemtechnik AG 2,062 41,867
ΩBAWAG Group AG 44,637 5,660,665
CA Immobilien Anlagen AG 14,728 394,788
DO & CO AG 3,861 875,863
Erste Group Bank AG 144,527 13,324,387
*Eurotelesites AG 4,729 27,820
EVN AG 4,299 116,613
Frequentis AG 424 30,379
*Kapsch TrafficCom AG,
Registered 4 33
#*Lenzing AG 13,141 369,995
Mayr Melnhof Karton AG 567 48,607
Oesterreichische Post AG 20,092 704,833
OMV AG 98,971 5,061,204
Palfinger AG 9,991 417,955
Porr AG 15,136 514,518
Raiffeisen Bank International
AG, Class V 13,669 398,003
SBO AG 5,440 180,874
Semperit AG Holding 4 60
Strabag SE, Class BR 3,323 313,394
Telekom Austria AG 45,748 486,954
UNIQA Insurance Group AG 50,486 731,539
Verbund AG 29,171 2,181,874
Vienna Insurance Group AG
Wiener Versicherung Gruppe 11,452 607,524
voestalpine AG, Registered,
Class R 81,599 2,261,995
Wienerberger AG 68,479 2,313,697
Zumtobel Group AG 16 83
TOTAL AUSTRIA 39,682,713
BELGIUM — (0.9%)
Ackermans & van Haaren NV 12,880 3,175,369
Ageas SA/NV, Class B 96,409 6,593,078
*AGFA-Gevaert NV 21,593 27,976
Anheuser-Busch InBev SA/NV 426,923 25,115,705
*Argenx SE 5,802 3,947,201
*Argenx SE, Sponsored ADR 9,288 6,226,025

4
Dimensional International Core Equity Market ETF
continued
Shares Value
BELGIUM — (Continued)
Azelis Group NV 80,197 $ 1,255,674
Barco NV 35,747 560,931
Bekaert SA 28,052 1,163,870
*bpost SA 24,452 61,710
Cie d'Entreprises CFE 60 673
#CMB Tech NV, ADR 97,740 861,089
Colruyt Group N.V, Registered 34,448 1,477,734
Deceuninck NV 9,677 24,090
Deme Group NV 1,331 200,783
D'ieteren Group 6,501 1,293,191
Econocom Group SA/NV 14,585 30,782
#Elia Group SA/NV 29,959 3,470,088
EVS Broadcast Equipment SA 4,075 177,233
Fagron 27,854 693,393
Ion Beam Applications 1,459 20,273
Jensen-Group NV 8 531
KBC Group NV 149,211 15,670,647
Kinepolis Group NV 6,465 269,341
Lotus Bakeries NV 166 1,413,558
Melexis NV 10,321 797,367
#*Ontex Group NV 5,231 40,832
*Onward Medical NV 1,722 8,317
*Orange Belgium SA,
Registered 32 659
Proximus SADP 153,757 1,284,667
Recticel SA 18,351 225,158
Solvay SA, Class A 47,188 1,489,562
Syensqo SA 33,476 2,680,502
Tessenderlo Group SA 14,623 437,664
UCB SA 59,756 13,025,524
Umicore SA 85,932 1,372,024
#Van de Velde NV 4 153
VGP NV 6,993 741,152
Viohalco SA 36 253
TOTAL BELGIUM 95,834,779
CANADA — (11.1%)
*5N Plus, Inc. 30,776 275,360
Acadian Timber Corp. 8 104
*ACT Energy Technologies,
Ltd. 5,400 19,178
ADENTRA, Inc. 13,928 296,280
ADF Group, Inc. 10,590 68,019
#*Advantage Energy, Ltd. 141,718 1,132,678
Aecon Group, Inc. 50,830 689,351
Ag Growth International, Inc. 10,221 309,317
AGF Management, Ltd., Class
B 47,315 420,258
Agnico Eagle Mines, Ltd. 58,301 7,253,521
#Agnico Eagle Mines, Ltd.,
ADR 131,427 16,344,262
#*Air Canada 112,652 1,572,590
#AirBoss of America Corp. 3,400 12,050
Alamos Gold, Inc., Class B 3,310 80,610
Alamos Gold, Inc., Class B 372,333 9,047,692
Algoma Central Corp. 16 183
Algoma Steel Group, Inc. 51,915 277,871
#Algonquin Power & Utilities
Corp. 101,788 601,503
Shares Value
CANADA — (Continued)
Algonquin Power & Utilities
Corp. 173,276 $ 1,022,328
Alimentation Couche-Tard, Inc. 347,960 18,120,951
*Allied Gold Corp. 5,858 75,251
AltaGas, Ltd. 166,408 4,924,054
Altius Minerals Corp. 22,871 481,225
Altus Group, Ltd. 22,576 944,810
Andlauer Healthcare Group,
Inc., Class A 8,717 334,166
Andrew Peller, Ltd., Class A 12 47
ARC Resources, Ltd. 377,280 7,381,595
*Aritzia, Inc., Class B 42,755 2,299,873
AtCo., Ltd., Class I 35,389 1,284,453
*Athabasca Oil Corp. 443,119 1,878,180
AtkinsRealis Group, Inc., Class
B 83,784 5,945,570
*ATS Corp. 42,876 1,304,066
Aura Minerals, Inc. 1,214 29,583
*Aurora Cannabis, Inc. 38,720 171,958
B2Gold Corp. 384,593 1,296,078
B2Gold Corp. 335,599 1,131,164
Badger Infrastructure
Solutions, Ltd. 19,658 743,493
Bank of Montreal 207,558 22,960,414
Bank of Montreal, ADR 100,247 11,071,279
Bank of Nova Scotia (The) 111,214 6,201,213
Bank of Nova Scotia (The),
ADR 431,113 23,974,194
Barrick Mining Corp. 807,500 17,054,400
Barrick Mining Corp. 208,653 4,414,379
#*Bausch Health Cos., Inc. 18,942 111,935
*Bausch Health Cos., Inc.,
ADR 32,909 193,834
#Baytex Energy Corp. 404,235 859,608
#BCE, Inc. 2,658 62,136
#BCE, Inc., ADR 25,245 588,966
Birchcliff Energy, Ltd. 225,522 1,101,062
Bird Construction, Inc. 35,143 733,337
#*Bitfarms, Ltd. 123,720 155,887
#*Bitfarms, Ltd. 15,541 19,671
Black Diamond Group, Ltd. 11,568 99,067
#*BlackBerry, Ltd. 32,979 121,654
#*BlackBerry, Ltd. 16,123 59,494
BMTC Group, Inc. 4 40
*Bombardier, Inc., Class A 900 105,034
*Bombardier, Inc., Class B 43,600 5,095,260
Boralex, Inc., Class A 70,672 1,603,033
Boyd Group Services, Inc. 10,701 1,486,476
Brookfield Corp. 93,309 6,263,794
Brookfield Corp., ADR 267,686 17,948,346
Brookfield Infrastructure Corp. 15,627 611,381
Brookfield Infrastructure Corp. 27,812 1,085,781
Brookfield Renewable Corp. 31,863 1,167,768
Brookfield Renewable Corp. 6,088 223,003
Brookfield Wealth Solutions,
Ltd. 1,200 80,443
BRP, Inc. 5,032 254,166
#BRP, Inc. 7,101 359,840
*CAE, Inc. 86,177 2,458,630

5
Dimensional International Core Equity Market ETF
continued
Shares Value
CANADA — (Continued)
*CAE, Inc. 44,818 $ 1,280,792
Calian Group, Ltd., Registered 6,508 237,716
Cameco Corp. 35,053 2,637,564
Cameco Corp. 82,620 6,190,717
Canaccord Genuity Group,
Inc., Class A 19,220 149,584
*Canada Goose Holdings, Inc. 585 6,410
#*Canada Goose Holdings,
Inc., Class A, ADR 17,791 194,811
Canadian Imperial Bank of
Commerce 296,583 21,243,799
Canadian Imperial Bank of
Commerce, ADR 103,721 7,409,828
Canadian National Railway Co. 43,366 4,058,221
#Canadian National Railway
Co., ADR 190,852 17,835,119
Canadian Natural Resources,
Ltd. 935,455 29,653,923
Canadian Natural Resources,
Ltd., Class A 134,299 4,260,500
Canadian Pacific Kansas City,
Ltd. 103,428 7,623,097
Canadian Pacific Kansas City,
Ltd., Class A 214,906 15,806,336
Canadian Tire Corp., Ltd.,
Class A 35,126 4,714,971
Canadian Utilities, Ltd., Class
A 66,806 1,864,219
#*Canfor Corp. 47,423 465,809
#Capital Power Corp. 74,340 3,122,974
#*Capstone Copper Corp. 315,235 1,771,636
Cardinal Energy, Ltd. 131,738 685,108
Cascades, Inc. 53,317 348,235
CCL Industries, Inc. 82,003 4,593,781
*Celestica, Inc. 15,305 3,066,535
*Celestica, Inc. 43,818 8,757,465
Cenovus Energy, Inc. 424,421 6,474,297
Cenovus Energy, Inc., ADR 544,087 8,286,445
Centerra Gold, Inc. 174,644 1,191,200
CES Energy Solutions Corp. 183,300 961,213
CGI, Inc. 12,142 1,173,143
CGI, Inc., ADR 95,330 9,192,672
CI Financial Corp., Registered 58,038 1,340,388
*Cineplex, Inc. 16,014 128,802
Cogeco Communications, Inc. 14,599 658,806
Cogeco, Inc. 2,884 122,094
*Colabor Group, Inc. 68 38
Colliers International Group,
Inc. 14,047 2,117,023
Colliers International Group,
Inc., Class B 5,156 779,246
#Computer Modelling Group,
Ltd. 39,037 223,343
Constellation Software, Inc. 8,142 28,151,633
Corby Spirit and Wine, Ltd. 8 85
#*Cronos Group, Inc. 129,614 256,875
Definity Financial Corp. 48,891 2,639,842
*Denison Mines Corp. 201,649 417,413
*Denison Mines Corp. 60,776 125,284
Shares Value
CANADA — (Continued)
dentalcorp Holdings, Ltd. 39,707 $ 231,771
*Descartes Systems Group,
Inc. (The) 24,263 2,566,055
*Descartes Systems Group,
Inc. (The) 5,565 589,245
Dexterra Group, Inc. 48 332
*Docebo, Inc. 7,029 213,582
Dollarama, Inc. 145,981 19,996,298
Doman Building Materials
Group, Ltd. 53,406 330,275
DREAM Unlimited Corp. 14,456 218,322
Dundee Precious Metals, Inc. 146,172 2,368,271
Dye & Durham, Ltd. 13,716 111,014
Dynacor Group, Inc. 40 137
E-L Financial Corp., Ltd. 2,200 23,376
*Eldorado Gold Corp. 77,313 1,584,917
*Eldorado Gold Corp., Class B 49,490 1,016,253
Element Fleet Management
Corp. 62,121 1,619,356
Emera, Inc. 148,682 6,996,674
Empire Co., Ltd., Class A 105,843 4,224,380
Enbridge, Inc. 138,338 6,278,767
Enbridge, Inc. 646,148 29,264,043
Endeavour Mining PLC 113,739 3,422,330
#*Endeavour Silver Corp. 99,701 506,239
#*Endeavour Silver Corp. 22,172 112,412
Enerflex, Ltd. 102,844 821,978
Enghouse Systems, Ltd. 29,870 495,835
*Ensign Energy Services, Inc. 37,160 60,744
EQB, Inc. 18,924 1,409,838
*Equinox Gold Corp. 120,068 732,415
*Equinox Gold Corp. 117,856 719,471
#*ERO Copper Corp. 56,069 760,402
*ERO Copper Corp. 2,857 38,627
Evertz Technologies, Ltd.,
Class B 8 70
Exchange Income Corp. 25,411 1,205,348
Exco Technologies, Ltd. 16 78
Extendicare, Inc. 45,847 408,877
Fairfax Financial Holdings, Ltd. 10,164 18,017,088
#Fiera Capital Corp. 46,877 222,086
Finning International, Inc. 89,550 3,910,910
*Firan Technology Group
Corp. 2,200 18,236
#First Majestic Silver Corp. 48,562 386,068
First Majestic Silver Corp. 70,418 561,286
*First Quantum Minerals, Ltd. 365,348 6,154,537
FirstService Corp., Class WI 4,389 867,038
FirstService Corp., Class WI,
ADR 15,527 3,062,235
Fortis, Inc. 147,094 7,203,193
Fortis, Inc. 109,361 5,363,044
*Fortuna Mining Corp. 70,419 455,351
#*Fortuna Mining Corp., ADR 204,413 1,318,464
Franco-Nevada Corp. 51,874 8,265,084
Franco-Nevada Corp. 23,030 3,676,671
Frontera Energy Corp. 2,443 11,238
Gamehost, Inc. 20 178

6
Dimensional International Core Equity Market ETF
continued
Shares Value
CANADA — (Continued)
*GDI Integrated Facility
Services, Inc. 912 $ 21,307
George Weston, Ltd. 31,618 6,021,268
GFL Environmental, Inc. 33,556 1,689,209
GFL Environmental, Inc. 44,946 2,268,512
Gibson Energy, Inc. 94,519 1,707,775
Gildan Activewear, Inc. 6,154 311,539
Gildan Activewear, Inc., ADR 67,275 3,398,060
*GoGold Resources, Inc. 98,800 144,354
*Gran Tierra Energy, Inc. 22,946 103,067
Great-West Lifeco, Inc. 103,925 3,911,047
Hammond Power Solutions,
Inc. 5,336 478,351
Headwater Exploration, Inc. 162,527 852,281
High Liner Foods, Inc. 8 98
Hudbay Minerals, Inc., Class A 262,141 2,430,047
Hudbay Minerals, Inc., Class A 24,806 230,737
*Hut 8 Corp. 46,940 999,200
#*Hut 8 Corp., Class U 2,441 51,822
ΩHydro One, Ltd., Class R 150,709 5,341,392
*i-80 Gold Corp. 12,600 6,926
iA Financial Corp., Inc. 61,116 5,995,561
#*IAMGOLD Corp. 113,802 770,451
*IAMGOLD Corp. 335,428 2,267,493
IGM Financial, Inc. 49,488 1,642,262
*Imperial Metals Corp. 5,000 14,575
#Imperial Oil, Ltd. 63,404 5,298,227
Imperial Oil, Ltd., Registered 46,722 3,899,885
Information Services Corp. 12 278
Intact Financial Corp. 68,178 14,123,308
*Interfor Corp. 34,188 308,114
*Ivanhoe Mines, Ltd. 196,151 1,533,682
ΩJamieson Wellness, Inc. 19,364 471,162
*K92 Mining, Inc., Class B 152,432 1,586,559
K-Bro Linen, Inc. 8 198
*Kelt Exploration, Ltd. 153,048 814,750
#Keyera Corp. 134,432 4,229,715
Kinross Gold Corp. 223,118 3,577,828
Kinross Gold Corp. 609,647 9,754,352
*Kiwetinohk Energy Corp. 600 9,938
*Knight Therapeutics, Inc. 11,800 51,978
#*Kolibri Global Energy, Inc.,
Class R 10,436 64,086
KP Tissue, Inc. 4 26
Lassonde Industries, Inc.,
Class A 4 621
Laurentian Bank of Canada 37,122 827,260
Leon's Furniture, Ltd. 16,367 322,593
#*Lightspeed Commerce, Inc. 51,218 639,785
#*Lightspeed Commerce, Inc. 26,990 335,756
#Linamar Corp. 23,034 1,116,255
Loblaw Cos., Ltd. 63,193 10,241,695
*Lucara Diamond Corp. 280 48
Lundin Gold, Inc. 58,821 2,728,430
Lundin Mining Corp.,
Registered 389,553 3,986,962
MAG Silver Corp. 18,186 371,358
MAG Silver Corp. 10,631 217,303
Magellan Aerospace Corp. 2,904 35,876
Shares Value
CANADA — (Continued)
#Magna International, Inc. 46,219 $ 1,899,507
#Magna International, Inc. 95,554 3,917,714
Mainstreet Equity Corp. 600 80,287
*Major Drilling Group
International, Inc. 45,838 291,430
*Mandalay Resources Corp. 20,960 73,376
Manulife Financial Corp. 293,965 9,115,243
Manulife Financial Corp., ADR 384,724 11,911,055
Maple Leaf Foods, Inc. 48,699 1,029,951
Martinrea International, Inc. 37,373 224,906
*Mattr Corp. 30,796 273,757
*MDA Space, Ltd. 44,251 1,241,864
Medical Facilities Corp., Class
B 4,524 47,905
#MEG Energy Corp. 174,353 3,444,057
Melcor Developments, Ltd. 12 124
Meren Energy, Inc. 165,926 213,626
Methanex Corp., ADR 49,366 1,650,799
Metro, Inc. 112,902 8,652,104
Morguard Corp. 4 342
MTY Food Group, Inc., Class
R 12,714 355,060
Mullen Group, Ltd. 60,490 576,220
National Bank of Canada 222,855 23,232,499
Neo Performance Materials,
Inc., Registered 26,432 296,525
*New Gold, Inc. 102,307 429,193
*New Gold, Inc. 343,209 1,438,046
*NFI Group, Inc. 12,230 168,958
North American Construction
Group, Ltd. 17,155 258,712
North West Co., Inc. (The) 40,302 1,386,397
Northland Power, Inc. 178,025 2,915,255
Nutrien, Ltd. 89,415 5,316,847
Nutrien, Ltd. 196,943 11,682,659
*NuVista Energy, Ltd. 119,487 1,265,263
#*Obsidian Energy, Ltd. 17,636 107,932
#*Obsidian Energy, Ltd. 21,362 131,026
OceanaGold Corp. 159,692 2,177,277
Open Text Corp. 52,664 1,553,389
Open Text Corp., ADR 93,370 2,747,879
OR Royalties, Inc. 42,017 1,164,291
#OR Royalties, Inc. 10,539 292,566
#*Organigram Global, Inc. 18,600 25,158
*Orla Mining, Ltd. 20,705 192,971
#*Orla Mining, Ltd. 87,413 815,614
Pan American Silver Corp. 32,119 869,563
#Pan American Silver Corp. 156,969 4,241,302
Paramount Resources, Ltd.,
Class A 58,113 895,727
Parex Resources, Inc. 58,160 691,585
Parkland Corp. 89,892 2,542,893
Pason Systems, Inc. 47,056 397,877
Pembina Pipeline Corp. 105,867 3,943,547
Pembina Pipeline Corp. 207,001 7,698,367
Pet Valu Holdings, Ltd. 16,946 410,979
Peyto Exploration &
Development Corp. 137,070 1,927,338
PHX Energy Services Corp. 21,169 127,392

7
Dimensional International Core Equity Market ETF
continued
Shares Value
CANADA — (Continued)
Pizza Pizza Royalty Corp. 19,213 $ 221,376
Polaris Renewable Energy,
Inc. 13,412 120,679
Pollard Banknote, Ltd. 4 64
*Precision Drilling Corp. 5,921 334,176
#*Precision Drilling Corp. 3,829 215,649
Premium Brands Holdings
Corp. 23,964 1,522,547
Quebecor, Inc., Class B 88,523 2,495,842
RB Global, Inc. 20,583 2,233,603
RB Global, Inc. 73,628 7,970,967
Restaurant Brands
International, Inc. 33,987 2,311,278
Restaurant Brands
International, Inc. 121,005 8,211,399
Richelieu Hardware, Ltd. 45,927 1,151,705
Rogers Communications, Inc.,
Class B 122,383 4,096,695
#Rogers Communications,
Inc., Class B, ADR 61,128 2,041,675
Rogers Sugar, Inc. 60,393 246,368
Royal Bank of Canada 517,043 66,489,512
Royal Bank of Canada, ADR 116,018 14,903,672
Russel Metals, Inc. 73,341 2,354,254
Sandstorm Gold, Ltd. 60,899 571,307
Sandstorm Gold, Ltd., ADR 74,796 700,091
Saputo, Inc. 122,483 2,574,486
*Saturn Oil & Gas, Inc. 6,700 12,600
Savaria Corp. 31,221 448,934
Secure Waste Infrastructure
Corp., Class B 153,369 1,679,510
#*Shopify, Inc., Class A 153,310 18,781,321
*Shopify, Inc., Class A 164,404 20,091,813
Sienna Senior Living, Inc. 64,457 834,531
South Bow Corp. 53,519 1,408,670
South Bow Corp., ADR 56,329 1,479,200
*Spartan Delta Corp. 10,132 34,297
ΩSpin Master Corp. 17,729 292,374
Sprott, Inc. 7,311 493,376
Sprott, Inc. 4,465 300,762
*SSR Mining, Inc. 47,516 567,816
*SSR Mining, Inc., Registered 113,175 1,354,776
Stantec, Inc. 39,141 4,280,460
Stantec, Inc. 16,603 1,818,878
Stella-Jones, Inc. 29,383 1,678,755
StorageVault Canada, Inc.,
Class B 105,137 352,852
Sun Life Financial, Inc. 140,611 8,577,271
Sun Life Financial, Inc. 190,119 11,617,123
Suncor Energy, Inc. 111,239 4,397,101
Suncor Energy, Inc. 630,039 24,861,339
#*SunOpta, Inc. 15,662 91,307
Superior Plus Corp. 130,556 653,465
Surge Energy, Inc. 52,011 276,880
Tamarack Valley Energy, Ltd. 578,458 2,276,092
*Taseko Mines, Ltd. 94,591 290,776
*Taseko Mines, Ltd. 82,402 252,974
TC Energy Corp. 208,690 9,992,077
TC Energy Corp. 131,459 6,290,787
Shares Value
CANADA — (Continued)
Teck Resources, Ltd., Class B 71,789 $ 2,332,993
Teck Resources, Ltd., Class B 185,132 6,009,385
TELUS Corp. 726 11,721
*TELUS International CDA,
Inc. 31,041 117,424
TerraVest Industries, Inc. 5,422 669,519
TFI International, Inc. 33,494 2,919,672
TFI International, Inc. 13,876 1,209,401
#Thomson Reuters Corp. 37,404 7,514,838
Thomson Reuters Corp. 12,784 2,571,317
*Tidewater Midstream and
Infrastructure, Ltd. 220 36
#*Tilray Brands, Inc. 21,635 12,568
#*Tilray Brands, Inc. 64,048 36,597
TMX Group, Ltd. 130,763 5,328,695
*Torex Gold Resources, Inc.,
Class A 62,599 1,767,198
Toromont Industries, Ltd. 43,494 4,419,711
Toronto-Dominion Bank (The) 136,045 9,930,680
Toronto-Dominion Bank (The),
ADR 512,572 37,356,247
Total Energy Services, Inc. 29,671 249,807
Tourmaline Oil Corp. 205,566 8,768,021
TransAlta Corp., Class A 72,858 878,480
#TransAlta Corp., Class A 64,188 773,465
Transcontinental, Inc., Class A 61,498 857,160
Trican Well Service, Ltd. 176,954 728,269
Triple Flag Precious Metals
Corp. 22,598 516,834
*Trisura Group, Ltd., Class B 24,384 745,868
*Valeura Energy, Inc. 32,991 222,636
Vecima Networks, Inc. 4 30
Vermilion Energy, Inc. 72,715 597,717
#Vermilion Energy, Inc. 13,542 111,369
VersaBank 16 190
*<Victoria Gold Corp. 2,045 266
*Vitalhub Corp. 2,900 28,863
Wajax Corp. 13,068 223,070
Waste Connections, Inc. 87,558 16,344,452
Waste Connections, Inc. 10,281 1,924,058
*Well Health Technologies
Corp. 117,282 387,674
*Wesdome Gold Mines, Ltd. 117,199 1,398,708
West Fraser Timber Co., Ltd. 22,907 1,591,585
#West Fraser Timber Co., Ltd. 8,095 561,064
*Western Forest Products, Inc. 4,766 45,917
#Westshore Terminals
Investment Corp. 26,240 535,410
Wheaton Precious Metals
Corp. 140,687 12,874,267
Wheaton Precious Metals
Corp. 13,406 1,228,750
Whitecap Resources, Inc. 422,547 3,186,004
Whitecap Resources, Inc. 451,857 3,418,628
Winpak, Ltd., Class A 23,088 683,681
WSP Global, Inc. 65,233 13,461,339
Yellow Pages, Ltd. 11 87
TOTAL CANADA 1,210,691,477

8
Dimensional International Core Equity Market ETF
continued
Shares Value
CHINA — (0.0%)
China Gold International
Resources Corp., Ltd. 184 $ 1,594
TOTAL CHINA 1,594
DENMARK — (1.8%)
*ALK-Abello A/S 53,208 1,560,369
Alm Brand A/S 353,474 979,124
#Ambu A/S, Class B 81,074 1,197,486
AP Moller - Maersk A/S, Class
A 1,487 2,937,577
AP Moller - Maersk A/S, Class
B 2,524 5,030,696
*Bang & Olufsen A/S 6,263 12,565
*Bavarian Nordic A/S 64,653 2,355,129
Carlsberg A/S, Class B 49,961 6,271,323
cBrain A/S 2,105 69,092
Chemometec A/S 9,766 757,931
Coloplast A/S, Class B 65,422 6,054,684
Columbus A/S 7,659 11,677
D/S Norden A/S 12,398 433,179
Danske Bank A/S 357,716 14,292,510
*Demant A/S 44,945 1,716,497
*Dfds A/S 22,991 415,047
DSV A/S 91,338 20,516,500
FLSmidth & Co. A/S,
Registered 27,785 1,653,501
Foroya Banki P/F 4 116
*Genmab A/S 31,861 7,024,730
*Genmab A/S, Class S, ADR 22,620 490,175
#*GN Store Nord A/S 88,159 1,267,518
H Lundbeck A/S, Class A 1,445 6,527
H Lundbeck A/S, Class A 63,870 337,382
*H+H International A/S, Class
B 894 14,343
ISS A/S 90,994 2,629,396
Jyske Bank A/S, Registered 27,455 2,770,829
Matas A/S 22,998 474,080
MT Hoejgaard Holding A/S 140 8,858
Ω*Netcompany Group A/S 29,404 1,088,694
*Nilfisk Holding A/S, Class B 1,710 24,418
*NKT A/S 31,874 2,825,705
Novo Nordisk A/S, Class B 1,251,572 60,372,462
#Novo Nordisk A/S, Class B,
Sponsored ADR 65,882 3,101,066
Novonesis Novozymes B,
Class B 186,999 12,212,578
#*NTG Nordic Transport
Group A/S 3,672 110,500
Ω#*Orsted A/S 84,814 4,010,546
Pandora A/S 43,680 7,272,351
Per Aarsleff Holding A/S 5,013 542,831
Ringkjoebing Landbobank A/S 10,369 2,294,910
ROCKWOOL A/S, Class A 1,130 49,768
ROCKWOOL A/S, Class B 80,966 3,556,625
Royal Unibrew A/S 28,772 2,163,245
ΩScandinavian Tobacco
Group A/S 30,687 403,364
Schouw & Co. A/S 7,246 684,607
Solar A/S, B Shares 2,084 90,298
Shares Value
DENMARK — (Continued)
SP Group A/S 2,044 $ 83,862
Sydbank A/S 59,830 4,457,988
TORM PLC, Class A 36,362 673,159
Tryg A/S 206,566 5,002,687
Vestas Wind Systems A/S 480,030 8,835,111
TOTAL DENMARK 201,145,616
FINLAND — (1.1%)
Aktia Bank OYJ 7,622 88,110
#Alandsbanken Abp, Class B 4 179
Alma Media OYJ 24 363
Apetit OYJ 8 130
Citycon OYJ 44,583 192,577
Digia OYJ 8 67
Elisa OYJ 74,566 3,854,140
ΩEnento Group OYJ 2,725 48,467
Finnair OYJ 121 399
Fiskars OYJ Abp 1,797 29,576
#Fortum OYJ 229,699 4,230,073
F-Secure OYJ 5,700 10,738
Harvia OYJ 9,049 526,135
Hiab OYJ, Class B 23,081 1,579,751
Huhtamaki OYJ 53,895 1,865,361
Kalmar OYJ, Class B 14,207 644,893
Kemira OYJ 90,593 1,936,887
Kesko OYJ, Class A 13,276 289,920
Kesko OYJ, Class B 184,005 4,018,285
*Kojamo OYJ 100,133 1,276,718
Kone OYJ, Class B 163,632 10,102,105
Konecranes OYJ 35,553 2,982,723
*Lindex Group OYJ 8,338 27,150
Mandatum OYJ 278,447 1,898,785
Marimekko OYJ 5,993 89,445
Metsa Board OYJ 22,987 85,085
Metsa Board OYJ 9 58
Metso OYJ, Class B 333,089 4,218,367
Neste OYJ, Registered 123,906 1,962,024
Nokia OYJ 2,004,541 8,231,900
Nokia OYJ, Sponsored ADR 610,822 2,492,154
#Nokian Renkaat OYJ, Class
B 101,518 915,592
Nordea Bank Abp 1,649,137 24,160,137
Olvi OYJ, A Shares 1,595 60,973
Oriola OYJ, Class B 15,058 18,855
Orion OYJ, Class A 1,109 88,470
Orion OYJ, Class B 63,149 5,081,062
#Outokumpu OYJ 231,136 876,174
Pihlajalinna OYJ 807 15,102
Ponsse OYJ 138 5,054
Puuilo OYJ 48,722 763,416
#*QT Group OYJ 14,541 1,006,891
Raisio OYJ, Class V 4,420 12,698
*Rapala VMC OYJ 32 49
Revenio Group OYJ 11,635 350,231
Sampo OYJ, A Shares 1,182,340 12,742,115
Sampo OYJ, A Shares 61,200 658,384
Sanoma OYJ 32,981 382,767
Scanfil OYJ 1,210 15,566
#Stora Enso OYJ, Class R 307,543 3,179,938

9
Dimensional International Core Equity Market ETF
continued
Shares Value
FINLAND — (Continued)
#Taaleri PLC 8 $ 65
Teleste OYJ 16 59
ΩTerveystalo OYJ 61,226 754,016
TietoEVRY OYJ 59,896 1,035,160
#Tokmanni Group Corp. 27,161 266,881
UPM-Kymmene OYJ 281,330 7,325,380
Vaisala OYJ, A Shares 10,971 594,564
#Valmet OYJ 77,831 2,824,760
Wartsila OYJ Abp 231,146 6,412,859
#*WithSecure OYJ 21,469 24,351
*YIT OYJ 111,754 389,606
TOTAL FINLAND 122,643,740
FRANCE — (8.3%)
*74Software SA 4 171
ABC arbitrage 2,470 17,641
Accor SA 128,847 6,586,061
Aeroports de Paris SA 25,697 3,129,369
*Air France-KLM 7,601 100,699
Air Liquide SA 180,336 35,666,366
Airbus SE 209,599 42,231,184
AKWEL SADIR, Class B 8 79
#*Alstom SA 198,758 4,695,340
Alten SA 18,551 1,521,305
ΩAmundi SA 38,625 2,875,732
Arkema SA 31,678 2,171,787
Aubay 2,420 139,044
AXA SA 641,577 31,340,498
ΩAyvens SA 70,448 762,365
Beneteau SACA 20,042 187,297
BioMerieux 18,320 2,637,781
BNP Paribas SA 394,380 36,137,921
Boiron SA, Class A 248 5,961
Bollore SE, Class A 452,117 2,620,976
Bouygues SA 134,484 5,564,314
Bureau Veritas SA 220,589 6,826,895
Capgemini SE 77,194 11,565,273
Carrefour SA 357,641 5,145,354
Catana Group 1,780 7,762
Cie de Saint-Gobain SA 218,195 25,048,310
Cie des Alpes, Registered 9,689 255,613
Cie Generale des
Etablissements Michelin SCA 399,147 14,280,866
*Clariane SE, Registered 8,435 43,985
Coface SA 88,943 1,661,363
Credit Agricole SA 329,246 6,085,913
Danone SA 278,697 22,928,363
Dassault Aviation SA 7,585 2,364,805
Dassault Systemes SE 190,841 6,310,328
Derichebourg SA 98,637 653,094
Edenred SE 73,968 2,126,651
Eiffage SA, Class P 50,090 6,744,902
Ω*Elior Group SA 100,813 301,155
Elis SA 114,891 3,187,508
Engie SA 1,002,485 22,511,767
#Eramet SA 3,179 176,759
EssilorLuxottica SA, Class B 81,101 24,189,858
Esso SA Francaise 2,148 237,612
Shares Value
FRANCE — (Continued)
Etablissements Maurel et
Prom SA 42,666 $ 262,722
*Euroapi SA 14,841 48,920
Eurofins Scientific SE 76,589 5,901,239
Euronext NV 39,116 6,339,433
FDJ UNITED 51,106 1,601,541
Fnac Darty SA 8,385 285,511
*Forvia SE 81,808 1,052,434
Gaztransport Et Technigaz SA 18,459 3,485,979
Getlink SE 143,501 2,611,468
GL Events SACA 2,239 77,520
*Guerbet 3,442 82,730
Hermes International SCA,
Class B 12,819 31,559,292
*ID Logistics Group SACA 2,243 1,130,857
Imerys SA 27,386 678,922
Interparfums SA 1,153 42,572
Ipsen SA 22,522 2,673,120
IPSOS SA 43,721 1,976,605
Jacquet Metals SACA 1,592 40,998
JCDecaux SE 43,235 715,049
Kaufman & Broad SA 8,664 310,381
Kering SA, Class A 13,016 3,225,285
Lectra 2,667 74,634
Legrand SA 133,955 19,923,604
LISI SA 6,233 338,149
L'Oreal SA 78,005 34,761,244
Louis Hachette Group 242,555 455,427
LVMH Moet Hennessy Louis
Vuitton SE 124,374 67,239,769
Manitou BF SA 6,635 147,628
Mersen SA 9,282 256,030
Metropole Television SA 22,627 332,007
Nexans SA 21,169 3,064,951
#*Nexity SA 22,968 301,522
NRJ Group 12 100
Oeneo SA 40 437
Opmobility, Registered 44,738 689,214
Orange SA 1,438,993 21,979,102
*OSE Immuno 4,170 30,545
*OVH Groupe SA 10,148 122,653
Pernod Ricard SA 76,813 7,944,081
*Pierre Et Vacances SA 8,297 16,163
Pluxee NV 48,803 995,934
Publicis Groupe SA 128,649 11,809,010
Quadient SA 20,825 384,699
Renault SA 111,409 4,170,936
Rexel SA 123,837 3,767,368
Robertet SA, Class A 49 46,324
Rubis SCA 54,841 1,748,715
Safran SA, Class B 147,761 48,959,963
Sanofi SA 385,799 34,812,916
Sartorius Stedim Biotech 7,719 1,554,914
Schneider Electric SE 167,355 43,720,203
SCOR SE 85,566 2,808,750
SEB SA 13,294 979,883
Seche Environnement SACA 1,590 185,622
SES SA 321,133 2,221,846

10
Dimensional International Core Equity Market ETF
continued
Shares Value
FRANCE — (Continued)
Ω#*SMCP SA 7,893 $ 45,892
Societe BIC SA 17,395 1,063,159
Societe Generale SA 391,102 25,049,579
Societe LDC SADIR 140 14,838
Sodexo SA 54,234 3,246,430
*SOITEC 981 42,947
*Solutions 30 SE 1,286 2,593
Sopra Steria Group 8,885 1,926,061
SPIE SA 82,319 4,856,926
Ω*SRP Groupe SA 52 27
Stef SA 1,316 199,424
STMicroelectronics NV 161,181 4,142,472
#STMicroelectronics NV- NYS 144,409 3,672,321
Sword Group 211 8,778
Synergie SE 4 158
Technip Energies NV 79,430 3,443,715
Teleperformance SE 38,904 3,816,885
Television Francaise 1 SA 48,677 467,432
Thales SA 45,975 12,407,899
Thermador Groupe 195 18,257
TotalEnergies SE 1,074,415 63,969,817
Trigano SA 6,744 1,160,909
*Ubisoft Entertainment SA 41,650 441,999
Valeo SE 181,550 1,996,050
#Vallourec SACA 98,959 1,855,814
Veolia Environnement SA 346,961 11,794,236
ΩVerallia SA 31,520 1,019,509
Vicat SACA 9,878 642,170
VIEL & Cie SA 16 287
Vinci SA 223,588 31,118,221
Virbac SACA 788 313,411
#*Viridien 7,648 510,766
Vivendi SE 303,994 1,156,883
#*Voltalia SA, Registered 2,698 22,913
VusionGroup 360 93,120
Wavestone 817 54,329
Ω#*X-Fab Silicon Foundries
SE 23,900 174,933
TOTAL FRANCE 901,744,108
GERMANY — (8.1%)
1&1 AG 17,214 363,702
*7C Solarparken AG 12 25
Adesso SE 2,243 208,201
adidas AG 87,058 16,744,797
Adtran Networks SE 2,477 58,685
#AIXTRON SE 32,920 560,090
Allgeier SE 4 86
Allianz SE, Registered 114,548 45,519,756
AlzChem Group AG 4,149 707,559
#Amadeus Fire AG 1,889 144,857
Atoss Software SE 6,167 831,480
Aurubis AG 18,613 1,867,244
Ω*Auto1 Group SE 28,690 870,180
BASF SE 527,163 26,041,084
Bayer AG, Registered 640,755 20,057,741
Bayerische Motoren Werke AG 136,129 13,068,982
#*BayWa AG 2,300 25,693
Bechtle AG 42,647 1,865,571
Shares Value
GERMANY — (Continued)
ΩBefesa SA 23,561 $ 711,379
Beiersdorf AG, Class B 42,237 5,269,292
Bertrandt AG, Class B 260 5,767
Bijou Brigitte AG 787 34,589
Bilfinger SE 56,565 6,130,988
Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 44,847 187,609
#Brenntag SE 83,075 5,185,829
CANCOM SE 18,288 538,984
Carl Zeiss Meditec AG, Class
BR 3,006 167,346
*CECONOMY AG 127,519 648,023
*CENIT AG 8 70
Cewe Stiftung & Co. KGAA 2,444 281,405
Commerzbank AG 448,025 16,429,617
Continental AG 78,580 6,763,361
*Covestro AG 79,509 5,405,494
CTS Eventim AG & Co. KGaA 31,268 3,551,921
Daimler Truck Holding AG 338,820 16,609,242
Ω*Delivery Hero SE 3,958 119,096
Dermapharm Holding SE 13,610 521,838
Deutsche Bank AG,
Registered 286,308 9,498,160
#*Deutsche Bank AG,
Registered Sponsored 618,154 20,386,719
Deutsche Boerse AG 86,204 25,070,603
Deutsche Lufthansa AG,
Registered 82,812 715,036
Deutsche Post AG 497,063 22,443,529
Deutsche Telekom AG 1,761,098 63,452,822
Deutsche Wohnen SE 19,648 501,483
#Deutz AG 70,832 625,458
Duerr AG 38,016 983,349
ΩDWS Group GmbH & Co.
KGaA 24,709 1,491,799
E.ON SE 1,310,213 23,926,072
Eckert & Ziegler SE 11,674 891,206
*EDAG Engineering Group AG 4 29
Elmos Semiconductor SE 4,920 495,542
ElringKlinger AG 1,545 7,710
Energiekontor AG 2,284 129,008
Evonik Industries AG 136,108 2,721,506
#*Evotec SE 100,239 808,374
Fielmann Group AG 10,351 658,703
flatexDEGIRO AG 63,743 1,940,648
*Fraport AG Frankfurt Airport
Services Worldwide 22,373 1,673,411
Freenet AG 82,311 2,681,177
Fresenius Medical Care AG 111,183 5,660,253
Fresenius SE & Co. KGaA 206,121 9,903,698
Friedrich Vorwerk Group SE 5,875 572,902
FUCHS SE 8,465 299,861
GEA Group AG, Registered 85,809 6,197,191
#Gerresheimer AG 27,883 1,384,401
GFT Technologies SE 13,036 272,444
*Grand City Properties SA 50,902 645,516
Hannover Rueck SE 32,869 10,021,977
ΩHapag-Lloyd AG 7,620 1,106,749

11
Dimensional International Core Equity Market ETF
continued
Shares Value
GERMANY — (Continued)
Heidelberg Materials AG 81,452 $ 18,878,152
*Heidelberger Druckmaschinen
AG 89,055 232,904
#*HelloFresh SE, Registered 100,426 1,068,271
Henkel AG & Co. KGaA 31,928 2,276,630
Hensoldt AG 27,599 3,035,634
HOCHTIEF AG 9,681 2,124,100
Hornbach Holding AG & Co.
KGaA 10,192 1,206,181
#HUGO BOSS AG 33,571 1,576,901
Indus Holding AG 7,640 207,678
Infineon Technologies AG 715,569 28,366,085
Init Innovation in Traffic
Systems SE 4 190
ΩInstone Real Estate Group
SE 3,617 38,707
IVU Traffic Technologies AG 1,119 27,024
Jenoptik AG 35,945 769,330
ΩJOST Werke SE 8,004 473,620
K+S AG, Registered 135,454 2,058,840
KION Group AG 45,437 2,821,253
Kloeckner & Co. SE 35,819 263,197
#*Knaus Tabbert AG 878 13,285
Knorr-Bremse AG 37,805 3,801,226
*Koenig & Bauer AG 2,176 35,316
#Kontron AG 27,370 892,170
Krones AG 7,053 1,049,421
KWS Saat SE & Co. KGaA 5,965 426,700
LANXESS AG 48,711 1,349,196
LEG Immobilien SE,
Registered 37,375 2,983,720
Leifheit AG, Registered 857 15,007
*Medios AG 709 10,419
Mercedes-Benz Group AG 302,001 17,317,245
Merck KGaA 41,107 5,189,482
MLP SE, Registered 8,569 83,070
MTU Aero Engines AG, Class
R 25,223 10,918,198
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 56,202 37,025,868
Mutares SE & Co. KGaA 7,487 260,075
Nagarro SE 3,988 254,240
Nemetschek SE, Registered 27,943 4,192,841
*Nordex SE 63,339 1,565,877
#Norma Group SE 16,112 287,309
*Pentixapharm Holding AG 6,215 14,262
Pfeiffer Vacuum Technology
AG 652 115,966
ProCredit Holding AG, Class B 11,644 121,277
ProSiebenSat.1 Media SE 76,722 703,811
#Puma SE 69,916 1,492,010
#*PVA TePla AG 12,482 304,011
#QIAGEN NV 32,789 1,643,747
QIAGEN NV 77,890 3,843,093
*R Stahl AG 1 21
Rational AG 2,456 1,910,075
Rheinmetall AG 21,584 42,873,530
Shares Value
GERMANY — (Continued)
#RTL Group SA 20,733 $ 821,052
RWE AG 309,223 12,709,249
SAF-Holland SE 9,275 168,577
Salzgitter AG, Class D 19,137 500,268
SAP SE 376,932 108,198,997
#SAP SE, Sponsored ADR 1,759 504,305
Schaeffler AG 38,229 222,712
ΩScout24 SE 7,963 1,069,985
Secunet Security Networks AG 872 218,571
*SFC Energy AG, Class BR 3,197 80,683
#*SGL Carbon SE, Registered 17,378 68,720
Siemens AG, Registered 239,689 61,697,882
*Siemens Energy AG 194,130 22,663,424
ΩSiemens Healthineers AG 98,836 5,350,680
#Siltronic AG 6,960 304,143
Sixt SE 11,680 1,220,524
*SMA Solar Technology AG 3,491 80,871
Stabilus SE 13,312 384,713
Stroeer SE & Co. KGaA 21,981 1,187,469
Suedzucker AG 46,718 537,382
Surteco Group SE 4 67
SUSS MicroTec SE 10,185 373,263
Symrise AG 66,881 6,085,588
TAG Immobilien AG 126,264 2,041,994
Takkt AG 5,682 35,053
Talanx AG 56,073 7,483,160
Ω*TeamViewer SE, Class R 77,071 794,783
#Technotrans SE 4 112
thyssenkrupp AG 259,019 3,029,809
*TUI AG 264,994 2,414,248
United Internet AG 45,047 1,299,269
Verbio SE 6,055 78,935
Volkswagen AG, Registered,
Class R 7,858 846,319
#Vonovia SE, Class R 350,160 10,933,107
Vossloh AG, Class A 8,295 819,332
#Wacker Chemie AG 6,300 473,738
Wacker Neuson SE 24,865 653,136
Wuestenrot &
Wuerttembergische AG 12,168 195,533
Ω*Zalando SE 115,253 3,392,782
Zeal Network SE 113 6,247
TOTAL GERMANY 879,728,766
HONG KONG — (1.7%)
AIA Group, Ltd. 4,088,800 38,231,582
*AOM International Group Co.,
Ltd. 60,000 3,554
ASMPT, Ltd. 149,800 1,276,640
Bank of East Asia, Ltd. (The) 515,692 797,516
Best Mart 360 Holdings, Ltd. 94,000 27,422
BOC Hong Kong Holdings, Ltd. 1,544,500 6,945,331
Bright Smart Securities &
Commodities Group, Ltd. 586,000 1,101,829
Ω#Budweiser Brewing Co.
APAC, Ltd. 898,500 945,428
Cafe de Coral Holdings, Ltd. 254,000 234,262
Cathay Pacific Airways, Ltd. 849,000 1,265,389

12
Dimensional International Core Equity Market ETF
continued
Shares Value
HONG KONG — (Continued)
#*Central New Energy Holding
Group, Ltd. 107,000 $ 110,271
Chow Sang Sang Holdings
International, Ltd. 171,000 181,020
CITIC Telecom International
Holdings, Ltd. 1,361,000 442,108
CK Asset Holdings, Ltd. 1,123,127 5,157,800
CK Hutchison Holdings, Ltd. 1,056,000 6,914,446
CK Infrastructure Holdings,
Ltd. 229,500 1,618,194
*CK Life Sciences Int'l
Holdings, Inc. 700,000 89,172
CLP Holdings, Ltd. 614,000 5,330,458
C-Mer Medical Holdings, Ltd. 358,000 83,001
*Cowell e Holdings, Inc. 84,000 284,102
ΩCrystal International Group,
Ltd. 419,000 302,107
CTF Services, Ltd. 50,000 49,045
Dah Sing Banking Group, Ltd. 335,600 392,460
Dah Sing Financial Holdings,
Ltd. 160,800 598,135
#DL Holdings Group, Ltd. 100,000 43,949
Eagle Nice International
Holdings, Ltd. 20,000 10,344
*Esprit Holdings, Ltd. 2,005,000 24,520
Fairwood Holdings, Ltd. 11,500 8,116
Far East Consortium
International, Ltd. 1,153 116
First Pacific Co., Ltd. 1,788,000 1,409,901
Ω#*FIT Hon Teng, Ltd. 1,062,000 361,215
Galaxy Entertainment Group,
Ltd. 944,000 4,617,784
*<Genting Hong Kong, Ltd. 368,000 –
Giordano International, Ltd.,
Registered 282,000 53,526
Great Eagle Holdings, Ltd. 61,000 114,385
#Guotai Junan International
Holdings, Ltd. 2,301,000 1,875,975
Hang Lung Group, Ltd. 538,000 974,568
Hang Lung Properties, Ltd. 1,141,658 1,175,108
Hang Seng Bank, Ltd. 264,100 3,855,524
Henderson Land Development
Co., Ltd. 679,000 2,378,662
HK Electric Investments & HK
Electric Investments, Ltd. 633,000 493,498
HKBN, Ltd. 467,000 296,857
HKT Trust & HKT, Ltd., Class
SS 2,165,000 3,408,841
Hong Kong & China Gas Co.,
Ltd. 5,211,000 4,653,390
Hong Kong Exchanges &
Clearing, Ltd. 486,600 26,468,560
Hong Kong Technology
Venture Co., Ltd. 153,401 31,853
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,000 745
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 400,000 55,032
Hysan Development Co., Ltd. 273,000 544,609
Shares Value
HONG KONG — (Continued)
IGG, Inc. 458,000 $ 240,960
ΩImpro Precision Industries,
Ltd. 36,000 13,941
JBM Healthcare, Ltd. 30,000 11,312
Johnson Electric Holdings, Ltd. 264,492 785,053
Kerry Properties, Ltd., Class B 427,000 1,142,293
KLN Logistics Group Ltd 97,500 102,468
Kowloon Development Co.,
Ltd. 6,660 2,715
Luk Fook Holdings
International, Ltd., Registered 167,000 437,178
Man Wah Holdings, Ltd. 861,600 486,228
*Melco International
Development, Ltd. 22,500 15,592
MGM China Holdings, Ltd.,
Class B 472,800 999,806
*Midland Holdings, Ltd., Class
B 92,000 20,744
#Modern Dental Group, Ltd.,
Class B 59,000 32,694
#*Mongolian Mining Corp. 414,000 415,582
MTR Corp., Ltd. 332,000 1,194,777
*NagaCorp, Ltd. 318,036 167,729
#*New World Development
Co., Ltd. 600,000 492,229
#Nissin Foods Co., Ltd. 76,000 65,834
Oriental Watch Holdings,
Class B 58,000 25,047
#Pacific Basin Shipping, Ltd. 3,002,000 868,094
#Pacific Textiles Holdings, Ltd. 301,000 56,366
PAX Global Technology, Ltd. 119,000 103,234
PCCW, Ltd. 2,054,000 1,473,124
Perfect Medical Health
Management, Ltd. 48,000 10,028
Pico Far East Holdings, Ltd. 66,000 21,524
#Plover Bay Technologies, Ltd. 56,000 47,511
Power Assets Holdings, Ltd. 492,000 3,240,306
PRADA SpA 230,100 1,257,489
Public Financial Holdings, Ltd. 50,000 8,662
#Sa Sa International Holdings,
Ltd., Class B 32,000 2,527
ΩSamsonite Group SA 663,300 1,357,019
Sands China, Ltd. 1,332,400 3,231,707
*Shandong Hi-Speed Holdings
Group, Ltd. 46,000 102,665
#Shangri-La Asia, Ltd. 278,000 161,134
*Shenwan Hongyuan HK, Ltd. 210,000 56,446
*Shun Tak Holdings, Ltd.,
Registered 258,000 21,692
*Sinohope Technology
Holdings, Ltd. 41,000 24,443
SITC International Holdings
Co., Ltd. 851,000 2,758,975
#*SJM Holdings, Ltd. 1,971,249 783,477
*Smart Fish Wealthlink
Holdings, Ltd. 9,856,000 23,855
#SmarTone
Telecommunications Holdings,
Ltd. 78,500 45,900

13
Dimensional International Core Equity Market ETF
continued
Shares Value
HONG KONG — (Continued)
*Solomon Systech
International, Ltd. 508,000 $ 29,768
Stella International Holdings,
Ltd. 420,500 835,643
Sun Hung Kai Properties, Ltd. 527,500 6,282,962
SUNeVision Holdings, Ltd. 399,000 396,967
Swire Pacific, Ltd., Class A 175,000 1,583,917
Swire Pacific, Ltd., Class B 135,000 212,561
Swire Properties, Ltd. 503,800 1,354,163
Techtronic Industries Co., Ltd.,
Class B 669,500 8,042,529
#*Television Broadcasts, Ltd. 46,300 24,595
Texhong International Group,
Ltd. 164,000 99,654
#*Theme International
Holdings, Ltd. 3,140,000 336,000
Town Health International
Medical Group, Ltd. 72,000 2,522
United Laboratories
International Holdings, Ltd.
(The) 778,000 1,464,821
Value Partners Group, Ltd. 534,000 145,575
Vitasoy International Holdings,
Ltd. 394,000 460,754
*Vobile Group, Ltd. 392,000 174,777
VSTECS Holdings, Ltd. 580,000 673,834
VTech Holdings, Ltd. 111,900 831,054
ΩWH Group, Ltd. 5,966,260 6,011,862
Wharf Real Estate Investment
Co., Ltd. 733,000 2,329,726
Wynn Macau, Ltd., Class B 587,600 487,296
#Xinyi Glass Holdings, Ltd. 1,137,194 1,173,410
Yue Yuen Industrial Holdings,
Ltd. 472,000 741,972
#*Yunfeng Financial Group,
Ltd. 148,000 68,250
TOTAL HONG KONG 181,311,322
IRELAND — (0.3%)
AIB Group PLC 1,234,653 9,821,152
Bank of Ireland Group PLC 550,625 7,439,686
Cairn Homes PLC 457,038 1,140,358
Dalata Hotel Group PLC 71,427 521,574
FBD Holdings PLC 114 1,820
Glanbia PLC 91,215 1,331,095
Ω*Glenveagh Properties PLC 351,208 753,298
Irish Continental Group PLC 10,878 68,975
Kerry Group PLC, Class A 62,193 5,776,473
Kingspan Group PLC 76,858 6,390,832
*Permanent TSB Group
Holdings PLC 92 219
TOTAL IRELAND 33,245,482
ISRAEL — (1.0%)
*AFI Properties, Ltd. 16 971
Africa Israel Residences, Ltd. 3,121 252,708
*Airport City, Ltd. 31,755 569,093
*Allot, Ltd., Registered 3,092 24,198
Alrov Properties and Lodgings,
Ltd., Registered 4 298
Shares Value
ISRAEL — (Continued)
Altshuler Shaham Finance,
Ltd. 13,018 $ 23,729
Amot Investments, Ltd. 110,846 759,971
Analyst IMS Investment
Management Services, Ltd. 1,499 53,640
Arad, Ltd. 8 122
*Argo Properties NV 2,651 86,892
*Ashdod Refinery, Ltd. 2,196 37,828
Ashtrom Group, Ltd. 15,999 335,203
Atreyu Capital Markets, Ltd. 614 14,659
AudioCodes, Ltd. 2,893 29,275
AudioCodes, Ltd. 970 9,719
#Aura Investments, Ltd. 59,834 402,115
Azorim-Investment
Development & Construction
Co., Ltd. 43,037 279,716
Azrieli Group, Ltd. 3,993 394,875
Bank Hapoalim BM 662,334 12,494,658
Bank Leumi Le-Israel BM,
Class IS 835,295 15,528,519
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 4,589 873,541
Bezeq The Israeli
Telecommunication Corp., Ltd. 1,126,567 2,103,638
*Big Shopping Centers, Ltd. 7,823 1,499,297
Blue Square Real Estate, Ltd. 1,796 205,614
#*Camtek, Ltd. 7,841 768,476
Carasso Motors, Ltd. 6,231 73,760
Carasso Real Estate, Ltd. 1,143 11,859
*Cellcom Israel, Ltd. 44,445 404,808
*CIELO-BLU GROUP, Ltd. 19,332 23,391
Clal Insurance Enterprises
Holdings, Ltd., Registered 50,035 2,414,293
Danel Adir Yeoshua, Ltd. 3,636 500,826
Danya Cebus, Ltd. 1,261 46,238
Delek Automotive Systems,
Ltd. 3,810 29,893
Delek Group, Ltd. 7,956 1,625,626
Delta Galil, Ltd. 4,368 232,395
Delta Israel Brands, Ltd. 3,659 94,878
*Doral Group Renewable
Energy Resources, Ltd., Class
B 69,334 330,055
*El Al Israel Airlines 213,834 867,286
Elbit Systems, Ltd. 4,151 1,918,519
Elbit Systems, Ltd. 1,774 827,944
Electra Consumer Products
1970, Ltd. 8,270 329,328
*Electra Real Estate, Ltd. 6,336 85,947
Electra, Ltd., Class B 705 430,136
#Energix-Renewable Energies,
Ltd. 145,560 570,639
*Enlight Renewable Energy,
Ltd. 64,443 1,592,360
*Equital, Ltd. 13,326 580,945
*Fattal Holdings 1998, Ltd. 3,098 560,774
First International Bank Of
Israel, Ltd. (The) 39,274 2,741,285
FMS Enterprises Migun, Ltd. 527 22,648

14
Dimensional International Core Equity Market ETF
continued
Shares Value
ISRAEL — (Continued)
Formula Systems 1985, Ltd. 4,819 $ 581,672
Fox Wizel, Ltd. 5,207 541,481
Gav-Yam Lands Corp., Ltd. 1 9
*Gilat Satellite Networks, Ltd. 5,792 43,620
*Hagag Group Real Estate
Development 8,412 52,764
Harel Insurance Investments &
Financial Services, Ltd. 62,723 1,902,434
Hilan, Ltd. 10,234 838,002
ICL Group, Ltd. 214,947 1,346,349
IDI Insurance Co., Ltd. 6,654 385,205
Inrom Construction Industries,
Ltd. 45,519 266,867
#Israel Canada T.R, Ltd.,
Class A 79,088 395,137
Israel Discount Bank, Ltd.,
Class A 599,698 5,764,355
Israel Shipyards Industries,
Ltd. 1,537 58,533
*Israir Group, Ltd. 33,582 21,668
Isras Investment Co., Ltd. 823 224,199
Isrotel, Ltd. 616 20,209
Issta, Ltd. 490 15,281
Kamada, Ltd. 2,996 22,492
Kenon Holdings, Ltd. 5,257 251,182
Kvutzat Acro, Ltd. 6,540 95,442
Land Development Nimrodi
Group, Ltd. 4,824 51,260
Lapidoth Capital, Ltd. 1,915 43,802
Libra Insurance Co., Ltd. 5,546 23,377
M Yochananof & Sons, Ltd. 1,592 147,065
Magic Software Enterprises,
Ltd. 1,807 38,136
*Malam - Team, Ltd. 508 17,235
Matrix IT, Ltd. 20,643 761,806
Max Stock, Ltd. 20,548 109,626
Maytronics, Ltd. 10,662 13,825
Mediterranean Towers, Ltd. 19,923 71,997
Mega Or Holdings, Ltd. 5,780 272,253
Meitav Investment House, Ltd. 24,201 606,416
Menora Mivtachim Holdings,
Ltd. 6,300 550,038
Migdal Insurance & Financial
Holdings, Ltd. 203,461 624,308
Mivne Real Estate KD, Ltd. 349,665 1,323,380
Mizrahi Tefahot Bank, Ltd. 61,677 3,826,861
*Nayax, Ltd. 2,408 106,467
Neto Malinda Trading, Ltd. 525 22,005
Next Vision Stabilized
Systems, Ltd. 36,850 1,517,404
*Nice, Ltd. 6,077 955,095
#*Nice, Ltd., Sponsored ADR 5,130 800,537
#*Nova, Ltd. 3,316 870,748
*Nova, Ltd., Registered 6,902 1,855,398
Oil Refineries, Ltd. 1,366,271 358,422
One Software Technologies,
Ltd. 14,606 379,336
*OPC Energy, Ltd. 49,287 745,856
*OY Nofar Energy, Ltd. 1,388 41,649
Shares Value
ISRAEL — (Continued)
Palram Industries 1990, Ltd. 8,412 $ 183,856
Partner Communications Co.,
Ltd. 102,424 947,979
Paz Retail And Energy, Ltd. 4,715 873,900
*Perion Network, Ltd. 9,289 100,759
Phoenix Financial, Ltd. 154,186 5,285,572
Plasson Industries, Ltd., Class
B 4 242
Prashkovsky Investments and
Construction, Ltd. 5,545 213,785
*Priortech, Ltd. 3,505 200,324
Qualitau, Ltd. 2,713 342,504
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 6,073 567,632
Retailors, Ltd. 6,692 139,261
Scope Metals Group, Ltd. 4,549 203,811
Shapir Engineering and
Industry, Ltd. 49,595 412,244
#*Shikun & Binui, Ltd. 122,799 588,189
Shufersal, Ltd. 121,354 1,472,302
Strauss Group, Ltd. 19,758 532,067
Tadiran Group, Ltd. 3,034 161,689
ΩTamar Petroleum, Ltd. 11,006 131,711
*TAT Technologies, Ltd. 2,855 103,509
Tel Aviv Stock Exchange, Ltd. 50,982 966,864
Telsys, Ltd. 2 143
*Teva Pharmaceutical
Industries, Ltd. 228,275 3,764,660
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 281,033 4,341,960
*Tower Semiconductor, Ltd. 27,681 1,295,686
*Tower Semiconductor, Ltd. 23,343 1,067,942
YD More Investments, Ltd. 3,906 40,389
YH Dimri Construction &
Development, Ltd. 3,904 425,774
TOTAL ISRAEL 106,390,545
ITALY — (3.0%)
A2A SpA 830,643 2,027,860
ACEA SpA 27,371 608,690
Aeroporto Guglielmo Marconi
Di Bologna SpA 2,392 22,888
Amplifon SpA 69,745 1,178,635
*Aquafil SpA 12 19
Ariston Holding NV, Class B 29,918 156,077
Arnoldo Mondadori Editore
SpA 79,654 184,159
Ascopiave SpA 17,048 59,122
Avio SpA 12 412
Azimut Holding SpA 81,000 2,769,191
B&C Speakers SpA 558 10,506
Banca Generali SpA 34,285 1,924,364
Banca IFIS SpA 20,516 571,070
Banca Mediolanum SpA 133,743 2,372,660
Banca Monte dei Paschi di
Siena SpA 582,528 4,977,801
Ω*Banca Sistema SpA, Class
R 12,172 26,219
Banco BPM SpA, Class R 742,428 9,517,109

15
Dimensional International Core Equity Market ETF
continued
Shares Value
ITALY — (Continued)
Banco di Desio e della Brianza
SpA 25,456 $ 219,099
#Biesse SpA 6,703 54,931
BPER Banca SPA 913,469 9,028,989
#Brembo NV 137,342 1,324,360
Brunello Cucinelli SpA 19,458 2,194,094
Buzzi SpA 47,398 2,480,270
*Cairo Communication SpA 50,979 159,289
ΩCarel Industries SpA 7,288 198,943
Cembre SpA 1,870 127,348
Cementir Holding NV 25,654 382,882
*CIR SpA-Compagnie
Industriali 192,349 148,823
Credito Emiliano SpA 46,682 710,614
#d'Amico International
Shipping SA 28,979 120,134
Danieli & C Officine
Meccaniche SpA 30,544 998,428
#Danieli & C Officine
Meccaniche SpA 8,555 369,143
Datalogic SpA, Class M 6,549 35,492
#Davide Campari-Milano NV,
Class M 213,836 1,483,154
De' Longhi SpA 5,796 191,451
#*Digital Bros SpA 4 58
Ω*doValue SpA 27,302 81,683
Emak SpA 40 40
ΩEnav SpA 185,795 818,705
Enel SpA 3,571,625 31,611,606
Eni SpA, Class B 1,374,532 23,456,607
ERG SpA 34,232 743,637
#Esprinet SpA, Class B 25,323 120,715
Ferrari NV 4,707 2,075,754
#Ferrari NV, ADR 43,547 19,308,304
#Ferretti SpA 5,689 17,242
Fiera Milano SpA 12,381 89,275
Fila SpA 25,900 256,418
*Fincantieri SpA 9,333 181,701
FinecoBank Banca Fineco SpA 359,037 7,692,681
FNM SpA, Registered 100 47
Generali 324,776 12,162,698
#*Geox SpA 89 31
#GPI SpA 900 16,069
Hera SpA 510,123 2,187,134
ΩInfrastrutture Wireless
Italiane SpA 116,938 1,386,590
Intercos SpA 24,284 325,191
Interpump Group SpA, Class R 21,583 888,309
Intesa Sanpaolo SpA 6,399,723 38,784,646
Iren SpA 343,337 985,555
Italgas SpA 269,284 2,232,963
Italmobiliare SpA 4,503 145,597
Iveco Group NV 125,260 2,602,803
Leonardo SpA 154,670 8,368,052
Lottomatica Group Spa 9,363 253,335
LU-VE SpA, Registered 2,264 84,086
Maire SpA 89,231 1,240,866
#MARR SpA 23,505 276,558
Shares Value
ITALY — (Continued)
#Mediobanca Banca di Credito
Finanziario SpA 292,444 $ 6,473,392
MFE-MediaForEurope NV,
Class A 151,360 481,602
MFE-MediaForEurope NV,
Class B 53,827 242,856
Moltiply Group SpA 10,654 528,609
Moncler SpA 125,777 6,757,359
ΩNexi SpA 268,358 1,538,810
Orsero SpA 5,127 82,740
ΩOVS SpA 132,163 550,307
Pharmanutra SpA 1,074 56,483
#Piaggio & C SpA 89,390 194,084
ΩPirelli & C SpA 264,758 1,793,922
ΩPoste Italiane SpA 244,008 5,296,508
Prysmian SpA 124,513 10,029,901
ΩRAI Way SpA 74,713 500,247
Recordati Industria Chimica e
Farmaceutica SpA 62,606 3,611,430
Reply SpA 13,763 2,167,526
Revo Insurance SpA 956 16,916
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 108 127
#*Safilo Group SpA 77,540 96,735
Saipem SpA 753,485 2,021,459
#*Salvatore Ferragamo SpA 13,234 75,492
#Sanlorenzo SpA 9,405 318,628
#Sesa SpA 4,098 310,970
Snam SpA 860,824 4,999,166
Sogefi SpA 55,466 173,944
SOL SpA 8,157 436,927
Stellantis NV 13,994 124,370
Stellantis NV 86,125 765,229
#Stellantis NV, ADR 683,820 6,079,160
ΩTechnogym SpA 86,901 1,345,722
*Telecom Italia SpA 1,021,336 528,489
*Telecom Italia SpA 7,276,352 3,362,058
Tenaris SA 165,452 2,923,829
Tenaris SA, Sponsored ADR 28,966 1,012,072
Terna - Rete Elettrica
Nazionale 730,277 7,064,474
#*TREVI - Finanziaria
Industriale SpA 63,037 24,278
TXT e-solutions SpA 873 33,722
UniCredit SpA 651,319 48,179,312
Unipol Assicurazioni SpA 207,613 4,185,717
#Webuild SpA 272,833 1,234,089
Wiit SpA 8,821 157,700
#Zignago Vetro SpA 14,442 129,757
TOTAL ITALY 330,935,300
JAPAN — (21.2%)
#&Do Holdings Co., Ltd. 4,300 31,115
77 Bank, Ltd. (The) 38,200 1,332,602
A&D HOLON Holdings Co.,
Ltd. 22,100 297,516
Abalance Corp. 5,800 30,793
ABC-Mart, Inc. 53,000 996,292
#*Access Co., Ltd. 8,700 41,565

16
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
AD Works Group Co., Ltd. 27,200 $ 64,162
#Adastria Co., Ltd., Class B 21,600 431,297
ADEKA Corp. 50,500 1,002,987
Adtec Plasma Technology
Co., Ltd. 1,900 16,652
Advan Group Co., Ltd. 3,200 18,435
Advanced Media, Inc. 4,100 32,692
Advantest Corp. 330,600 22,736,370
*Adventure, Inc. 1,000 22,260
#Aeon Co., Ltd. 329,460 10,580,286
Aeon Fantasy Co., Ltd. 5,500 131,566
#Aeon Hokkaido Corp. 25,800 153,948
AGC, Inc. 115,769 3,497,032
AGS Corp. 1,600 13,959
Ahresty Corp. 14,400 76,643
Ai Holdings Corp. 9,900 159,260
Aica Kogyo Co., Ltd. 28,200 698,371
Aichi Financial Group, Inc. 22,033 398,071
#Aichi Steel Corp. 25,200 386,636
Aichi Tokei Denki Co., Ltd. 700 11,154
Aida Engineering, Ltd. 25,600 155,476
Ain Holdings, Inc. 15,401 599,687
Air Water, Inc. 112,000 1,669,265
Airman Corp. 9,400 128,919
Airport Facilities Co., Ltd. 8,200 51,545
#Airtech Japan, Ltd. 3,100 22,453
#Airtrip Corp. 5,900 36,146
Aisan Industry Co., Ltd. 32,400 361,041
Aisin Corp. 353,100 4,924,794
#AIT Corp. 5,000 62,294
Ajinomoto Co., Inc. 394,100 10,487,860
#*Akebono Brake Industry
Co., Ltd. 109,800 77,337
Akita Bank, Ltd. (The) 8,900 194,565
Albis Co., Ltd. 600 13,256
Alconix Corp. 15,500 217,625
Alfresa Holdings Corp. 91,700 1,338,682
Allied Telesis Holdings KK,
Class B 50,700 62,998
Almado, Inc. 1,000 7,442
#Alpen Co., Ltd. 9,800 157,522
Alpha Corp. 3,800 30,376
#AlphaPolis Co., Ltd. 5,400 50,952
Alps Alpine Co., Ltd.,
Registered 127,200 1,352,337
ALSOK Co., Ltd. 154,000 1,078,036
Altech Corp. 8,300 151,556
Amada Co., Ltd. 183,300 2,078,484
Amano Corp. 25,600 718,355
Amiyaki Tei Co., Ltd. 7,900 80,262
Amvis Holdings, Inc. 33,200 115,377
ANA Holdings, Inc. 96,900 1,808,002
Anest Iwata Corp. 18,400 192,198
Anicom Holdings, Inc., Class B 50,400 262,223
Anycolor, Inc. 17,400 550,922
#*AnyMind Group, Inc. 10,300 39,285
AOKI Holdings, Inc. 21,900 251,749
#Aoyama Trading Co., Ltd. 241,900 3,706,578
Shares Value
JAPAN — (Continued)
Aoyama Zaisan Networks Co.,
Ltd. 8,800 $ 105,954
Aozora Bank, Ltd., Class A 62,800 925,340
Arata Corp. 17,400 373,448
Araya Industrial Co., Ltd. 2,200 73,238
#ARCLANDS Corp. 44,632 517,215
Arcs Co., Ltd. 11,000 221,835
ARE Holdings, Inc. 31,400 373,474
Arealink Co., Ltd. 11,800 199,548
#*Arent, Inc. 1,300 42,586
Argo Graphics, Inc. 6,500 228,479
#Arisawa Manufacturing Co.,
Ltd. 20,200 208,047
Artience Co., Ltd. 15,100 324,084
Artner Co., Ltd. 1,900 23,924
As One Corp. 19,100 303,389
Asahi Co., Ltd. 10,256 91,864
Asahi Diamond Industrial Co.,
Ltd. 24,900 123,760
Asahi Group Holdings, Ltd. 811,557 10,348,370
Asahi Intecc Co., Ltd. 111,500 1,751,831
Asahi Kasei Corp. 878,952 6,164,549
#Asahi Kogyosha Co., Ltd. 9,300 159,681
ASAHI YUKIZAI Corp. 9,700 280,697
Asanuma Corp., Registered 37,100 198,202
#Ascentech KK 2,400 26,760
Ashimori Industry Co., Ltd. 800 15,123
Asia Pile Holdings Corp. 18,970 126,807
Asics Corp. 383,200 9,085,070
ASKA Pharmaceutical
Holdings Co., Ltd. 9,900 163,010
ASKUL Corp. 22,000 221,762
Astellas Pharma, Inc. 1,030,054 10,803,949
#Astena Holdings Co., Ltd. 10,600 34,794
Asukanet Co., Ltd. 1,400 3,963
Atrae, Inc. 10,500 53,793
#Aucnet, Inc. 4,200 47,248
Autobacs Seven Co., Ltd. 42,400 416,125
Avant Group Corp. 15,500 156,447
Avantia Co., Ltd. 200 1,111
Awa Bank, Ltd. (The) 17,200 368,012
#Axell Corp. 3,400 22,072
Axial Retailing, Inc. 33,800 257,158
Azbil Corp. 258,998 2,446,365
AZ-COM MARUWA Holdings,
Inc. 12,600 97,873
AZOOM Co., Ltd. 1,700 95,791
Bandai Namco Holdings, Inc. 298,200 9,725,011
Bando Chemical Industries,
Ltd. 14,300 171,226
Bank of Iwate, Ltd. (The) 8,000 187,913
Bank of Nagoya, Ltd. (The) 6,200 365,833
Bank of Saga, Ltd. (The) 5,900 107,654
Bank of the Ryukyus, Ltd. 22,900 188,227
Base Co., Ltd. 4,800 112,269
*baudroie, Inc. 4,000 76,601
BayCurrent, Inc., Registered 79,100 4,560,096
Beauty Garage, Inc. 4,000 45,423
Belc Co., Ltd., Class R 3,500 168,610

17
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Bell System24 Holdings, Inc. 31,800 $ 286,949
#Belluna Co., Ltd. 29,027 185,162
#Bewith, Inc. 4,300 43,001
#Bic Camera, Inc. 52,800 555,910
BIPROGY, Inc. 38,200 1,546,580
B-Lot Co., Ltd., Class B 14,500 141,825
#Bookoff Group Holdings, Ltd. 7,300 69,850
Br. Holdings Corp. 4,400 10,145
#BrainPad, Inc. 14,500 130,456
Bridgestone Corp. 244,500 9,960,660
Broadleaf Co., Ltd. 8,700 44,397
#BRONCO BILLY Co., Ltd. 2,800 75,723
Brother Industries, Ltd. 134,800 2,308,695
Buffalo, Inc. 2,200 35,011
Bunka Shutter Co., Ltd. 26,400 450,306
Business Brain Showa-Ota,
Inc., Class G 800 14,560
Business Engineering Corp.,
Class G 500 17,044
BuySell Technologies Co., Ltd. 7,700 149,145
C. Uyemura & Co., Ltd. 2,500 161,633
Calbee, Inc. 34,800 642,839
Canon Electronics, Inc. 11,500 195,621
Canon Marketing Japan, Inc. 19,000 692,103
Canon, Inc. 251,200 7,177,381
#Canon, Inc., Sponsored ADR 73,500 2,094,015
Capcom Co., Ltd. 170,900 4,401,531
Career Design Center Co., Ltd. 2,100 27,308
#Careerlink Co., Ltd. 3,900 58,411
#Carenet, Inc. 6,900 35,258
#Carlit Co., Ltd., Class B 11,900 103,822
Casio Computer Co., Ltd. 52,800 420,484
Cawachi, Ltd. 8,100 148,388
CDS Co., Ltd. 1,100 12,776
Celsys, Inc. 18,600 206,028
Central Glass Co., Ltd. 11,600 252,048
Central Japan Railway Co. 295,100 6,884,588
Central Security Patrols Co.,
Ltd. 4,700 74,234
#Ceres, Inc. 4,900 79,021
#Change Holdings, Inc. 26,000 200,924
#Charm Care Corp. KK 13,900 122,841
#Chiba Bank, Ltd. (The) 289,700 2,735,398
Chiba Kogyo Bank, Ltd. (The) 29,500 294,030
#Chikaranomoto Holdings Co.,
Ltd. 7,200 68,988
Chino Corp. 1,700 27,190
Chori Co., Ltd. 5,400 137,606
#Choushimaru Co., Ltd. 1,600 16,692
Chubu Electric Power Co., Inc. 339,200 4,159,564
Chubu Shiryo Co., Ltd. 12,000 134,277
Chubu Steel Plate Co., Ltd. 4,500 65,065
Chuetsu Pulp & Paper Co.,
Ltd. 3,100 35,121
Chugai Pharmaceutical Co.,
Ltd. 284,700 13,923,333
Chugai Ro Co., Ltd. 2,100 51,141
Chugin Financial Group, Inc.,
Registered 72,800 952,478
Shares Value
JAPAN — (Continued)
Chugoku Electric Power Co.,
Inc. (The) 167,824 $ 915,981
Chugoku Marine Paints, Ltd. 36,500 754,278
Citizen Watch Co., Ltd. 133,700 807,557
CKD Corp. 25,700 467,055
CMK Corp. 41,100 101,047
Coca-Cola Bottlers Japan
Holdings, Inc. 83,000 1,273,996
#Colowide Co., Ltd. 27,900 363,176
Computer Engineering &
Consulting, Ltd. 14,100 209,774
COMSYS Holdings Corp. 61,700 1,423,042
Comture Corp. 22,022 256,956
Concordia Financial Group,
Ltd. 523,700 3,518,128
Copro-Holdings Co., Ltd. 4,500 64,796
#*Core Concept Technologies,
Inc., Class B 3,000 25,875
Cosel Co., Ltd. 16,000 124,602
Cosmo Energy Holdings Co.,
Ltd. 41,200 1,838,868
Cosmos Initia Co., Ltd. 2,000 18,937
Cosmos Pharmaceutical Corp. 23,700 1,485,039
#Cota Co., Ltd. 1,540 14,541
#*Cover Corp. 3,500 49,839
#CREAL, Inc. 1,100 35,596
#Create Restaurants Holdings,
Inc. 75,300 772,038
Create SD Holdings Co., Ltd. 12,100 276,983
Creek & River Co., Ltd. 5,400 53,822
Cresco, Ltd. 15,100 172,276
Cross Cat Co., Ltd. 3,800 27,623
Cross Marketing Group, Inc. 1,400 7,135
Cross Plus, Inc. 900 7,182
CrowdWorks, Inc. 5,600 42,048
CTI Engineering Co., Ltd. 6,100 123,220
*CUC, Inc. 7,900 61,522
Curves Holdings Co., Ltd. 34,000 168,989
CyberAgent, Inc. 232,266 2,364,408
Cybozu, Inc. 14,800 397,794
Dai Nippon Printing Co., Ltd. 201,700 3,123,438
#Dai Nippon Toryo Co., Ltd. 9,500 78,654
Daicel Corp. 185,927 1,610,391
Dai-Dan Co., Ltd. 15,300 471,215
#Daido Metal Co., Ltd. 34,800 160,247
Daido Steel Co., Ltd. 66,200 512,022
#Daiei Kankyo Co., Ltd. 5,300 109,525
Daifuku Co., Ltd. 175,000 4,507,126
Daihatsu Infinearth Mfg Co.,
Ltd. 12,400 217,440
Daihen Corp. 7,100 341,094
Daiho Corp. 12,900 71,574
Daiichi Jitsugyo Co., Ltd. 4,800 81,842
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 6,300 28,717
Dai-ichi Life Holdings, Inc. 1,692,460 13,534,507
Daiichi Sankyo Co., Ltd. 501,400 12,393,820
Daiichikosho Co., Ltd. 36,900 398,680

18
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Daiki Aluminium Industry Co.,
Ltd. 15,700 $ 109,330
Daikin Industries, Ltd. 95,799 11,855,918
#Daikoku Denki Co., Ltd. 2,800 41,453
#Daikokutenbussan Co., Ltd. 5,800 277,484
Daikyonishikawa Corp. 29,200 138,729
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 6,200 140,277
Daio Paper Corp. 61,200 342,813
Daiseki Co., Ltd. 20,100 472,132
Daiseki Eco. Solution Co., Ltd. 1,800 14,855
Daishi Hokuetsu Financial
Group, Inc. 28,700 709,419
Daishinku Corp. 12,500 49,005
Daisue Construction Co., Ltd. 5,200 80,750
Daito Pharmaceutical Co., Ltd. 13,800 110,862
Daito Trust Construction Co.,
Ltd. 31,301 3,227,958
Daitron Co., Ltd. 2,300 56,547
Daiwa House Industry Co., Ltd. 296,100 9,845,406
Daiwa Securities Group, Inc. 731,960 5,140,913
Daiwabo Holdings Co., Ltd. 41,300 764,281
DCM Holdings Co., Ltd. 52,000 496,176
#*DD GROUP Co., Ltd. 5,000 56,314
Dear Life Co., Ltd. 20,700 176,059
#Denka Co., Ltd. 47,742 675,865
Denso Corp. 784,900 10,722,977
Dentsu Group, Inc. 97,499 1,936,116
Dentsu Soken, Inc. 9,400 414,113
Dexerials Corp. 106,000 1,547,792
DIC Corp. 55,800 1,109,734
Digital Arts, Inc. 8,700 464,208
#Digital Hearts Holdings Co.,
Ltd. 7,000 44,839
Digital Information
Technologies Corp. 5,100 87,194
#dip Corp. 21,700 352,979
Disco Corp. 31,800 9,624,838
DKS Co., Ltd. 7,500 258,646
#DMG Mori Co., Ltd. 90,300 2,093,470
Double Standard, Inc. 2,000 21,237
Doutor Nichires Holdings Co.,
Ltd. 19,700 328,562
Dowa Holdings Co., Ltd. 34,400 1,133,295
DTS Corp. 11,100 370,258
#DyDo Group Holdings, Inc. 10,500 186,495
Eagle Industry Co., Ltd. 12,200 196,260
Earth Corp. 5,300 171,859
East Japan Railway Co. 350,800 7,501,076
#EAT&HOLDINGS Co., Ltd. 1,200 16,681
Ebara Corp. 287,100 5,341,573
Ebara Jitsugyo Co., Ltd. 200 5,190
Eco's Co., Ltd. 900 14,735
#EDION Corp. 50,700 675,798
EF-ON, Inc. 800 1,850
eGuarantee, Inc. 29,200 291,040
E-Guardian, Inc. 1,900 28,166
Ehime Bank, Ltd. (The) 21,100 152,262
Shares Value
JAPAN — (Continued)
Eisai Co., Ltd. 123,253 $ 3,499,519
Elan Corp., Class B 9,100 51,881
Elecom Co., Ltd. 10,000 130,436
Electric Power Development
Co., Ltd., Class B 54,100 937,705
#EM Systems Co., Ltd. 1,000 5,103
en Japan, Inc. 19,024 222,481
Endo Lighting Corp. 7,000 111,306
ENEOS Holdings, Inc. 1,719,400 9,066,852
#Enplas Corp. 2,500 88,873
#Envipro Holdings, Inc. 2,800 9,321
#eRex Co., Ltd. 24,200 120,120
ERI Holdings Co., Ltd. 900 18,389
ES-Con Japan, Ltd. 22,400 145,270
#Eslead Corp. 5,700 176,876
ESPEC Corp. 10,000 213,296
Eternal Hospitality Group Co.,
Ltd. 6,200 126,270
eWeLL Co., Ltd. 4,900 77,426
Exedy Corp., Class A 17,300 548,331
EXEO Group, Inc. 120,400 1,593,653
Ezaki Glico Co., Ltd. 19,800 615,202
F&M Co., Ltd. 2,600 47,372
FANUC Corp. 245,100 6,955,860
#Fast Fitness Japan, Inc. 2,600 26,329
Fast Retailing Co., Ltd. 76,000 23,421,908
*f-code, Inc. 5,000 76,315
*FDK Corp. 400 1,079
Feed One Co., Ltd. 15,400 111,232
Ferrotec Corp. 27,601 669,415
#FFRI Security, Inc. 1,500 62,095
#Fibergate, Inc. 3,800 17,852
#FIDEA Holdings Co., Ltd. 9,250 93,855
Financial Partners Group Co.,
Ltd. 22,900 368,542
FINDEX, Inc. 1,500 7,635
#Fintech Global, Inc. 125,700 92,712
#First Bank of Toyama, Ltd.
(The) 30,900 224,007
Fixstars Corp. 19,400 266,195
#Focus Systems Corp. 1,500 14,353
Food & Life Cos., Ltd. 65,200 3,308,198
Forum Engineering, Inc. 16,100 130,730
Foster Electric Co., Ltd. 10,900 136,888
FP Corp. 22,800 410,717
#FP Partner, Inc. 3,900 53,773
France Bed Holdings Co., Ltd. 6,600 56,880
Freebit Co., Ltd. 5,300 53,107
Freund Corp. 200 1,465
#*Fronteo, Inc. 21,000 139,540
Fudo Tetra Corp. 8,224 129,512
#Fuji Co., Ltd. 9,300 125,446
Fuji Corp. 45,800 864,142
Fuji Corp., Ltd. 11,600 53,493
#Fuji Die Co., Ltd. 2,300 11,691
Fuji Electric Co., Ltd. 84,933 4,276,138
Fuji Kyuko Co., Ltd. 16,000 226,772
Fuji Oil Co., Ltd. 22,900 434,049

19
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Fuji Oil Co., Ltd. 30,200 $ 67,024
Fuji Pharma Co., Ltd. 9,800 91,556
Fuji Seal International, Inc. 21,900 405,127
Fujibo Holdings, Inc. 6,600 261,377
#Fujicco Co., Ltd. 10,100 108,923
FUJIFILM Holdings Corp. 364,900 7,652,244
Fujikura Composites, Inc. 11,300 119,912
Fujikura, Ltd. 340,400 23,466,893
Fujimi, Inc. 2,800 42,383
#Fujio Food Group, Inc. 10,700 80,626
#Fujisash Co., Ltd. 1,770 8,456
Fujita Kanko, Inc. 4,500 316,356
Fujitec Co., Ltd. 6,000 223,821
Fujitsu, Ltd. 744,300 16,345,470
#Fujiya Co., Ltd. 4,000 65,756
FuKoKu Co., Ltd. 6,700 78,266
Fukuda Corp. 100 3,542
Fukuda Denshi Co., Ltd. 2,200 102,914
#Fukui Bank, Ltd. (The) 9,200 116,456
Fukui Computer Holdings, Inc. 7,399 150,197
Fukuoka Financial Group, Inc. 101,500 2,800,953
Fukuyama Transporting Co.,
Ltd. 10,000 238,878
FULLCAST Holdings Co., Ltd. 13,700 152,844
Fumakilla, Ltd. 3,200 23,581
Funai Soken Holdings, Inc. 21,500 339,868
*Furukawa Battery Co., Ltd.
(The) 1,700 15,645
Furukawa Co., Ltd. 15,100 241,708
Furukawa Electric Co., Ltd. 48,300 2,951,052
Furuno Electric Co., Ltd. 16,100 468,574
#Furuya Metal Co., Ltd. 12,300 211,763
Furyu Corp. 14,000 98,422
Fuso Chemical Co., Ltd. 15,583 446,797
Fuso Pharmaceutical
Industries, Ltd. 1,400 20,559
Futaba Industrial Co., Ltd. 50,900 276,323
Future Corp. 12,700 199,831
G-7 Holdings, Inc. 8,800 76,659
*GA Technologies Co., Ltd. 7,100 95,346
Gakken Holdings Co., Ltd. 16,100 102,701
Gakujo Co., Ltd. 5,900 72,959
Galilei Co., Ltd. 11,500 253,696
#Genki Global Dining
Concepts Corp. 8,000 186,053
Genky DrugStores Co., Ltd. 14,400 430,101
Geo Holdings Corp.,
Registered 25,100 275,692
Gift Holdings, Inc. 8,200 191,249
#giftee, Inc. 10,200 95,768
#Giken, Ltd. 6,101 58,458
Global Link Management KK 4,600 67,887
#GLOBERIDE, Inc. 10,400 156,454
Glory, Ltd. 26,400 681,862
#GMO Financial Gate, Inc. 2,262 72,973
GMO Financial Holdings, Inc. 32,500 180,969
GMO GlobalSign Holdings KK 2,100 32,024
GMO Payment Gateway, Inc. 21,600 1,223,132
#*GNI Group, Ltd. 25,801 480,377
Shares Value
JAPAN — (Continued)
Godo Steel, Ltd. 5,800 $ 147,221
Goldwin, Inc. 8,100 421,860
#Good Com Asset Co., Ltd. 300 2,464
Grandy House Corp. 6,000 21,967
Greens Co., Ltd. 6,500 89,146
grems, Inc. 6,300 105,408
GS Yuasa Corp. 57,200 1,037,616
GSI Creos Corp. 3,700 52,293
G-Tekt Corp. 15,800 195,801
Gunma Bank, Ltd. (The) 169,800 1,602,153
Gunze, Ltd. 17,100 435,184
H.U. Group Holdings, Inc.,
Class B 23,900 517,242
H2O Retailing Corp. 52,500 696,477
Hachijuni Bank, Ltd. (The) 172,400 1,567,116
#Hagihara Industries, Inc. 6,700 70,341
Hagiwara Electric Holdings
Co., Ltd. 5,000 114,788
Hakuhodo DY Holdings, Inc. 104,000 826,154
#Hakuto Co., Ltd. 4,100 103,934
Halows Co., Ltd. 5,500 181,086
Hamakyorex Co., Ltd. 41,700 405,930
Hamamatsu Photonics KK 130,400 1,604,277
#Hamee Corp., Class A 5,400 45,641
Hankyu Hanshin Holdings, Inc. 127,200 3,326,750
Hanwa Co., Ltd., Class B 15,300 620,154
#Happinet Corp., Class B 12,100 460,700
Hard Off Corp. Co., Ltd. 3,400 39,468
Haseko Corp. 176,600 2,634,420
#Hashimoto Sogyo Holdings
Co., Ltd. 1,500 12,808
Hazama Ando Corp. 80,500 857,982
#*Headwaters Co., Ltd. 800 21,210
Heiwa Corp. 25,500 354,301
Heiwa Real Estate Co., Ltd. 12,800 188,307
Heiwado Co., Ltd. 17,500 338,848
#Hennge K.K. 10,100 112,815
#Hibino Corp. 800 12,620
#Hiday Hidaka Corp. 18,500 417,954
#*Hino Motors, Ltd. 235,800 578,787
Hioki EE Corp. 7,300 271,152
#Hirakawa Hewtech Corp. 3,255 35,449
#Hirano Tecseed Co., Ltd. 3,900 40,349
#Hirata Corp. 12,600 179,755
Hirogin Holdings, Inc. 162,100 1,427,712
Hirose Electric Co., Ltd. 15,200 1,932,131
Hiroshima Electric Railway
Co., Ltd. 400 1,770
#HIS Co., Ltd. 38,900 370,144
Hitachi Construction Machinery
Co., Ltd. 64,200 1,872,740
Hitachi, Ltd. 1,836,800 57,327,151
Hochiki Corp. 7,500 158,477
#Hodogaya Chemical Co., Ltd. 7,600 76,811
#Hogy Medical Co., Ltd. 10,000 316,622
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 600 13,715
#Hokkaido Electric Power Co.,
Inc. 108,200 652,026

20
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Hokkaido Gas Co., Ltd. 24,500 $ 99,143
Hokkan Holdings, Ltd. 1,900 25,389
Hokko Chemical Industry Co.,
Ltd. 9,100 90,459
Hokkoku Financial Holdings,
Inc. 11,400 424,200
#Hokuetsu Corp. 36,500 247,869
Hokuhoku Financial Group,
Inc. 67,300 1,439,955
Hokuriku Electric Industry Co.,
Ltd. 1,700 23,631
Hokuriku Electric Power Co. 103,600 539,013
Hokuto Corp. 14,900 182,766
Honda Motor Co., Ltd. 1,361,201 14,191,331
#Honda Motor Co., Ltd.,
Sponsored ADR 220,735 6,895,761
H-One Co., Ltd. 15,200 143,723
Honeys Holdings Co., Ltd. 12,100 119,557
Hoosiers Holdings Co., Ltd. 19,200 172,614
Horiba, Ltd. 20,500 1,531,081
Hoshizaki Corp. 42,100 1,452,708
#Hosokawa Micron Corp. 7,800 280,395
#Hotland Holdings Co., Ltd. 7,000 92,794
House Foods Group, Inc. 25,300 469,957
#Howa Machinery, Ltd. 7,400 51,482
Hoya Corp. 151,000 19,244,360
HS Holdings Co., Ltd.,
Registered 8,500 60,434
Hulic Co., Ltd. 268,700 2,580,855
Hyakugo Bank, Ltd. (The) 89,300 446,218
Hyakujushi Bank, Ltd. (The),
Class R 12,900 428,586
Ibiden Co., Ltd. 72,690 3,120,219
IBJ, Inc. 10,400 60,122
#Ichibanya Co., Ltd. 18,300 118,802
Ichigo, Inc. 27,200 72,837
#Ichikoh Industries, Ltd. 15,300 38,836
Ichinen Holdings Co., Ltd. 6,600 75,694
#Ichiyoshi Securities Co., Ltd. 14,700 73,942
#ID Holdings Corp. 1,900 32,131
IDEA Consultants, Inc. 100 2,163
Idec Corp. 12,700 193,165
Idemitsu Kosan Co., Ltd. 451,600 2,907,140
IDOM, Inc. 263,600 1,723,528
#IG Port, Inc. 7,400 82,853
IHI Corp. 81,400 9,186,877
Iida Group Holdings Co., Ltd. 78,900 1,115,646
Iino Kaiun Kaisha, Ltd. 112,000 773,979
IKK Holdings, Inc. 5,400 28,418
I'll, Inc. 7,100 133,230
#Imuraya Group Co., Ltd. 4,600 75,650
Inaba Denki Sangyo Co., Ltd. 4,200 110,711
Inaba Seisakusho Co., Ltd. 2,700 32,078
Inabata & Co., Ltd. 19,200 419,097
#I-NE Co., Ltd. 2,700 30,445
#I-Net Corp., Registered 6,800 89,555
Infomart Corp. 153,500 427,366
INFRONEER Holdings, Inc. 125,400 1,068,643
Innotech Corp. 1,600 15,756
Shares Value
JAPAN — (Continued)
Inpex Corp. 705,525 $ 10,067,543
Insource Co., Ltd. 27,800 170,500
#Intage Holdings, Inc. 3,300 42,825
#Intelligent Wave, Inc. 6,800 48,663
Inter Action Corp. 6,400 57,411
Internet Initiative Japan, Inc.,
Class R 53,700 994,821
#Inui Global Logistics Co., Ltd. 8,900 74,810
#IPS, Inc. 4,100 75,464
Iriso Electronics Co., Ltd. 12,400 240,098
ISB Corp. 2,100 21,029
Ise Chemicals Corp. 600 109,838
Iseki & Co., Ltd. 8,400 78,421
#Isetan Mitsukoshi Holdings,
Ltd. 247,600 3,546,309
Ishihara Sangyo Kaisha, Ltd.,
Class A 22,000 321,167
#Istyle, Inc. 60,500 232,360
Isuzu Motors, Ltd. 400,600 5,184,016
Itfor, Inc. 5,100 51,849
#ITmedia, Inc. 5,100 56,017
Ito En, Ltd. 27,800 606,263
ITOCHU Corp. 385,700 20,331,294
Itochu Enex Co., Ltd. 14,600 197,228
Itochu-Shokuhin Co., Ltd. 1,600 108,017
Itoham Yonekyu Holdings, Inc. 6,920 234,506
Itoki Corp. 36,200 560,698
IwaiCosmo Holdings, Inc. 13,300 216,784
Iwaki Co., Ltd. 4,200 73,900
Iwatani Corp. 124,351 1,314,198
Iyogin Holdings, Inc. 131,200 1,541,324
Izumi Co., Ltd. 15,400 326,634
J Front Retailing Co., Ltd. 164,600 2,239,400
J Trust Co., Ltd. 50,000 148,178
JAC Recruitment Co., Ltd. 30,300 213,617
#*Jade Group, Inc. 4,200 38,848
#JALCO Holdings, Inc. 24,800 53,227
JANOME Corp. 8,600 65,716
Japan Airlines Co., Ltd. 107,800 2,155,355
Japan Airport Terminal Co.,
Ltd. 42,083 1,285,182
Japan Aviation Electronics
Industry, Ltd. 30,300 489,245
Japan Business Systems, Inc. 6,600 63,546
#Japan Cash Machine Co.,
Ltd. 15,948 101,308
*Japan Communications, Inc. 99,500 107,107
#Japan Electronic Materials
Corp. 8,700 141,864
Japan Elevator Service
Holdings Co., Ltd. 30,900 834,636
#Japan Engine Corp. 500 25,250
Japan Exchange Group, Inc. 533,400 5,245,570
Japan Investment Adviser Co.,
Ltd. 18,800 230,105
Japan Lifeline Co., Ltd. 41,000 395,847
Japan Material Co., Ltd. 30,300 280,863
Japan Medical Dynamic
Marketing, Inc. 7,900 27,716

21
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Japan Post Holdings Co., Ltd. 631,500 $ 5,885,104
Japan Post Insurance Co., Ltd. 96,800 2,493,085
Japan Property Management
Center  Co., Ltd. 4,100 32,011
Japan Pulp & Paper Co., Ltd. 54,200 236,975
Japan Securities Finance Co.,
Ltd. 32,500 396,923
Japan Steel Works, Ltd. (The) 31,100 1,946,863
#Japan System Techniques
Co., Ltd. 5,200 64,821
Japan Tobacco, Inc. 490,600 14,076,287
Japan Transcity Corp. 14,800 114,470
Japan Wool Textile Co., Ltd.
(The) 26,600 247,450
JBCC Holdings, Inc. 41,100 357,759
#JCR Pharmaceuticals Co.,
Ltd. 11,100 42,631
JCU Corp. 12,700 302,532
JDC Corp. 19,400 60,329
Jeol, Ltd. 32,400 942,968
JFE Holdings, Inc. 359,659 4,181,025
#*JIG-SAW, Inc. 1,300 23,574
JINS Holdings, Inc. 6,900 369,082
JINUSHI Co., Ltd. 9,500 150,174
JK Holdings Co., Ltd. 800 6,459
J-Lease Co., Ltd. 8,500 81,614
JM Holdings Co., Ltd. 8,100 155,331
J-Oil Mills, Inc. 10,500 144,981
Joshin Denki Co., Ltd. 11,200 183,225
Joyful Honda Co., Ltd. 32,100 445,362
#JP-Holdings, Inc. 42,700 154,633
JSB Co., Ltd. 5,600 145,865
JSP Corp. 6,000 75,830
JTEKT Corp. 125,624 1,093,925
*Juki Corp., Registered 12,700 33,755
Juroku Financial Group, Inc. 10,000 348,184
Justsystems Corp. 9,400 239,224
JVCKenwood Corp.,
Registered 326,700 2,586,551
Kadokawa Corp. 36,500 895,917
Kadoya Sesame Mills, Inc. 600 15,509
Kaga Electronics Co., Ltd.,
Class B 12,000 231,875
Kagome Co., Ltd. 41,100 788,846
Kajima Corp. 182,900 4,609,719
Kakaku.com, Inc. 78,000 1,342,370
#Kakiyasu Honten Co., Ltd.,
Class B 2,000 36,320
#Kamakura Shinsho, Ltd. 8,800 32,687
#Kameda Seika Co., Ltd. 3,200 86,009
Kamei Corp. 11,100 190,218
Kamigumi Co., Ltd. 44,500 1,251,955
Kanaden Corp. 6,100 76,607
Kanadevia Corp. 107,686 732,003
Kanamic Network Co., Ltd. 12,600 37,006
Kanamoto Co., Ltd. 25,500 577,793
Kandenko Co., Ltd. 55,700 1,330,923
Kaneka Corp. 21,400 610,596
Kaneko Seeds Co., Ltd. 300 2,747
Shares Value
JAPAN — (Continued)
Kanematsu Corp. 55,100 $ 1,043,640
#Kanro, Inc. 15,300 193,366
Kansai Electric Power Co., Inc.
(The) 487,714 5,902,994
Kansai Paint Co., Ltd. 96,368 1,378,332
#Kanto Denka Kogyo Co., Ltd. 27,500 156,600
Kao Corp. 171,800 7,774,066
#Kappa Create Co., Ltd. 18,700 188,870
Katitas Co., Ltd. 17,000 287,711
Kato Sangyo Co., Ltd. 1,200 45,689
Kato Works Co., Ltd. 7,000 63,258
KAWADA TECHNOLOGIES,
Inc. 7,600 200,233
Kawai Musical Instruments
Manufacturing Co., Ltd. 1,100 19,136
Kawasaki Heavy Industries,
Ltd. 100,300 7,411,117
KDDI Corp., Class A 1,478,700 24,421,468
#KeePer Technical Laboratory
Co., Ltd. 5,400 118,050
Keihan Holdings Co., Ltd. 59,412 1,223,415
Keihanshin Building Co., Ltd. 18,700 194,462
Keikyu Corp. 115,490 1,192,925
Keio Corp. 52,400 1,231,528
Keisei Electric Railway Co.,
Ltd. 211,304 1,790,878
KEIWA, Inc. 9,500 78,906
Keiyo Bank, Ltd. (The) 55,600 421,540
Kenko Mayonnaise Co., Ltd. 4,600 57,433
Kewpie Corp. 44,900 1,232,180
Keyence Corp. 47,100 17,275,790
#KeyHolder, Inc. 600 2,910
KH Neochem Co., Ltd. 21,500 409,728
#Kibun Foods, Inc. 5,600 41,192
Kikkoman Corp. 375,200 3,300,872
Kimura Chemical Plants Co.,
Ltd. 8,600 58,459
#Kintetsu Department Store
Co., Ltd. 9,400 114,865
Kintetsu Group Holdings Co.,
Ltd. 110,100 2,119,038
Kirin Holdings Co., Ltd. 349,900 4,647,663
#Ki-Star Real Estate Co., Ltd. 7,100 228,812
Kitagawa Corp. 1,300 12,309
#Kita-Nippon Bank, Ltd. (The) 900 20,303
#Kitanotatsujin Corp. 11,600 11,176
Kitz Corp. 52,500 443,736
Kiyo Bank, Ltd. (The), Class B 27,700 509,108
#*KNT-CT Holdings Co., Ltd. 4,500 31,068
Koa Corp. 18,884 133,259
Koa Shoji Holdings Co., Ltd. 2,000 9,608
Kobayashi Pharmaceutical
Co., Ltd. 5,100 180,082
Kobe Bussan Co., Ltd. 78,900 2,131,157
#Kobe Electric Railway Co.,
Ltd. 2,300 37,092
Kobe Steel, Ltd. 272,273 3,009,576
Koei Tecmo Holdings Co., Ltd. 36,000 475,431

22
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Kohnan Shoji Co., Ltd., Class
R 11,200 $ 290,242
#Kohoku Kogyo Co., Ltd. 2,400 42,213
#Kohsoku Corp. 800 15,480
Koito Manufacturing Co., Ltd. 120,300 1,548,364
Kojima Co., Ltd. 13,000 104,090
#Kokusai Electric Corp. 26,400 598,011
Kokuyo Co., Ltd. 135,600 801,013
Komatsu, Ltd., Class R 421,500 13,625,685
KOMEDA Holdings Co., Ltd. 31,600 632,021
#Komehyo Holdings Co., Ltd. 7,600 148,369
Komeri Co., Ltd. 3,800 78,906
Konami Group Corp., Class B 50,400 6,872,042
#Kondotec, Inc., Class B 3,200 33,893
*Konica Minolta, Inc. 286,800 935,514
Konishi Co., Ltd. 35,300 286,631
Konoike Transport Co., Ltd. 11,600 248,965
#Konoshima Chemical Co.,
Ltd. 6,500 56,234
#Kosaido Holdings Co., Ltd. 61,700 188,181
Kose Corp. 15,100 584,555
Koshidaka Holdings Co., Ltd. 41,600 378,144
Kotobuki Spirits Co., Ltd.,
Class R 60,200 813,027
*Kourakuen Corp. 1,100 7,492
KPP Group Holdings Co., Ltd. 38,988 202,330
Krosaki Harima Corp. 11,700 268,215
KRS Corp. 5,600 126,888
K's Holdings Corp. 77,800 782,162
KU Holdings Co., Ltd. 7,900 61,417
#*kubell Co., Ltd. 10,800 37,102
Kubota Corp., Class R 643,634 7,225,620
Kumagai Gumi Co., Ltd. 11,300 339,387
Kumiai Chemical Industry Co.,
Ltd. 42,100 227,991
Kura Sushi, Inc. 10,803 298,977
Kurabo Industries, Ltd. 6,700 357,939
Kuraray Co., Ltd. 206,100 2,572,570
Kureha Corp. 15,600 358,656
Kurimoto, Ltd. 5,300 277,863
Kurita Water Industries, Ltd. 57,706 2,246,966
Kuriyama Holdings Corp. 1,100 11,220
Kushikatsu Tanaka Holdings
Co. 700 9,047
Kusuri no Aoki Holdings Co.,
Ltd. 27,300 730,322
KYB Corp. 17,000 368,816
Kyodo Printing Co., Ltd. 1,500 13,884
Kyoei Steel, Ltd. 12,000 173,188
Kyokuto Boeki Kaisha, Ltd. 4,000 40,825
#Kyokuto Kaihatsu Kogyo Co.,
Ltd. 18,400 322,041
Kyokuyo Co., Ltd. 9,300 289,515
Kyorin Pharmaceutical Co.,
Ltd. 26,000 263,118
#Kyoritsu Maintenance Co.,
Ltd. 44,600 1,085,846
Kyosan Electric Manufacturing
Co., Ltd. 18,200 61,193
Shares Value
JAPAN — (Continued)
Kyoto Financial Group, Inc. 148,500 $ 2,706,638
Kyowa Kirin Co., Ltd. 95,200 1,642,808
Kyudenko Corp. 25,225 1,082,281
Kyushu Electric Power Co.,
Inc. 244,000 2,174,185
Kyushu Financial Group, Inc. 212,100 1,098,870
Kyushu Railway Co. 78,300 1,904,236
LA Holdings Co., Ltd. 2,100 86,096
Lacto Japan Co., Ltd. 4,500 120,353
LAND Co., Ltd. 1,682,500 111,798
Lasertec Corp., Class A 41,600 4,290,056
#LEC, Inc. 11,000 82,594
Leopalace21 Corp. 94,600 450,701
Life Corp. 26,800 430,239
Lifedrink Co., Inc. 26,400 394,522
#LIFULL Co., Ltd. 35,300 46,912
#LIKE, Inc. 5,400 51,382
Link And Motivation, Inc. 28,600 95,590
Lintec Corp. 16,200 327,240
Lion Corp. 155,053 1,522,249
#LITALICO, Inc. 15,300 144,974
Lixil Corp. 178,700 2,083,913
Loadstar Capital KK 8,200 158,393
#Look Holdings, Inc. 2,200 35,523
LY Corp. 935,666 3,450,577
#M&A Capital Partners Co.,
Ltd. 3,000 59,284
M3, Inc. 173,200 2,164,209
Mabuchi Motor Co., Ltd. 54,000 784,910
#Macbee Planet, Inc. 1,900 33,355
Macnica Holdings, Inc. 86,500 1,140,918
Maeda Kosen Co., Ltd. 32,900 417,767
Maezawa Industries, Inc. 6,300 73,175
Makino Milling Machine Co.,
Ltd. 8,600 656,593
Makita Corp. 106,300 3,321,191
#Mamiya-Op Co., Ltd. 5,400 54,648
Mammy Mart Corp. 100 3,688
#Management Solutions Co.,
Ltd. 9,699 109,560
Mandarake, Inc. 5,200 10,884
Mandom Corp. 23,900 229,003
#Mani, Inc. 53,200 451,243
MarkLines Co., Ltd. 7,600 100,394
Marubeni Corp. 416,000 8,604,990
Marubun Corp. 11,500 84,514
#Maruchiyo Yamaokaya Corp. 3,100 128,330
Marudai Food Co., Ltd. 9,700 123,043
Maruha Nichiro Corp. 19,400 404,771
#Marui Group Co., Ltd. 87,400 1,789,291
MARUKA FURUSATO Corp. 8,500 134,593
Marumae Co., Ltd. 4,800 51,351
Maruwa Co., Ltd. 3,891 1,187,764
Maruzen CHI Holdings Co.,
Ltd. 500 1,070
Maruzen Showa Unyu Co.,
Ltd. 4,700 225,170
#Marvelous, Inc. 6,500 23,453

23
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Matching Service Japan Co.,
Ltd. 2,900 $ 18,538
Matsuda Sangyo Co., Ltd. 9,200 220,991
#Matsui Securities Co., Ltd. 49,900 245,364
MatsukiyoCocokara & Co. 169,300 3,490,733
Matsuoka Corp. 1,700 20,740
#Matsuya Co., Ltd. 24,700 184,969
Matsuyafoods Holdings Co.,
Ltd. 3,400 142,104
Max Co., Ltd. 5,400 181,561
Maxell, Ltd. 35,100 469,959
Maxvalu Tokai Co., Ltd. 1,200 25,356
Mazda Motor Corp. 398,144 2,410,637
McDonald's Holdings Co
Japan, Ltd. 43,200 1,733,798
MCJ Co., Ltd. 38,300 359,854
Mebuki Financial Group, Inc. 619,600 3,391,239
MEC Co., Ltd. 10,200 191,129
Media Do Co., Ltd. 4,400 51,369
Medipal Holdings Corp. 100,300 1,672,833
#Medius Holdings Co., Ltd. 2,200 12,586
#*Medley, Inc. 14,400 298,535
Megmilk Snow Brand Co., Ltd. 25,400 482,363
Meidensha Corp. 28,000 1,067,942
#Meiji Electric Industries Co.,
Ltd. 2,200 28,550
MEIJI Holdings Co., Ltd. 133,836 2,723,053
#Meiji Shipping Group Co.,
Ltd. 6,900 32,323
Meiko Electronics Co., Ltd. 25,200 1,257,530
MEITEC Group Holdings, Inc. 30,000 630,519
Meiwa Corp. 12,000 60,600
Meiwa Estate Co., Ltd. 4,900 33,927
#Menicon Co., Ltd. 68,082 532,007
*Mercari, Inc. 72,500 1,122,703
METAWATER Co., Ltd. 14,300 260,544
Micronics Japan Co., Ltd. 28,600 1,064,221
Midac Holdings Co., Ltd. 6,900 99,767
Mie Kotsu Group Holdings, Inc. 36,300 122,049
#MIGALO HOLDINGS, Inc. 1,900 12,259
Milbon Co., Ltd. 19,370 328,850
MIMAKI ENGINEERING Co.,
Ltd. 14,500 210,522
MINEBEA MITSUMI, Inc. 222,659 3,546,388
Mipox Corp. 3,000 10,426
#Mirai Industry Co., Ltd. 1,100 27,738
MIRAIT ONE Corp. 39,000 703,060
#Mirarth Holdings, Inc. 91,500 235,901
Miroku Jyoho Service Co., Ltd. 10,003 125,025
MISUMI Group, Inc. 162,600 2,368,313
Mitachi Co., Ltd. 800 6,836
Mitsuba Corp. 27,900 159,063
Mitsubishi Chemical Group
Corp. 961,453 5,284,653
Mitsubishi Corp. 1,118,200 22,201,280
Mitsubishi Electric Corp. 735,400 16,330,820
Mitsubishi Estate Co., Ltd. 385,398 7,262,625
Mitsubishi Gas Chemical Co.,
Inc. 84,100 1,462,997
Shares Value
JAPAN — (Continued)
Mitsubishi Heavy Industries,
Ltd. 1,109,600 $ 26,763,999
Mitsubishi Kakoki Kaisha, Ltd. 12,900 191,835
Mitsubishi Logisnext Co., Ltd. 17,800 232,295
Mitsubishi Logistics Corp. 156,800 1,344,566
Mitsubishi Materials Corp. 80,000 1,234,592
Mitsubishi Motors Corp. 536,112 1,424,217
#Mitsubishi Paper Mills, Ltd. 17,000 76,135
Mitsubishi Pencil Co., Ltd. 2,300 31,804
Mitsubishi Research Institute,
Inc. 5,000 157,148
Mitsubishi Steel Manufacturing
Co., Ltd. 7,200 79,753
Mitsubishi UFJ Financial
Group, Inc. 4,510,200 63,249,790
Mitsuboshi Belting, Ltd. 4,500 107,645
Mitsui & Co., Ltd. 801,936 16,518,832
Mitsui Chemicals, Inc. 124,700 2,811,436
Mitsui DM Sugar Co., Ltd. 7,900 162,730
Mitsui E&S Co., Ltd. 851,100 17,955,696
Mitsui Fudosan Co., Ltd. 848,400 7,658,403
Mitsui High-Tec, Inc. 86,500 443,148
Mitsui Mining & Smelting Co.,
Ltd. 51,681 2,214,974
Mitsui-Soko Holdings Co., Ltd. 34,000 889,000
Mitsuuroko Group Holdings
Co., Ltd. 8,100 115,019
Miura Co., Ltd. 23,100 464,778
#Miyaji Engineering Group,
Inc. 18,200 238,120
Miyazaki Bank, Ltd. (The) 6,900 184,312
Miyoshi Oil & Fat Co., Ltd. 4,300 55,573
Mizuho Financial Group, Inc. 947,100 28,206,267
#Mizuho Medy Co., Ltd. 7,100 67,134
Mizuno Corp. 24,100 442,942
Mochida Pharmaceutical Co.,
Ltd. 1,600 32,905
Modec, Inc. 27,600 1,182,896
Monogatari Corp. (The) 15,100 395,824
MonotaRO Co., Ltd. 127,100 2,283,653
MORESCO Corp. 100 864
Morinaga & Co., Ltd. 35,600 571,984
Morinaga Milk Industry Co.,
Ltd. 48,500 1,058,979
#Moriroku Co., Ltd. 4,200 67,788
Morita Holdings Corp. 19,000 290,880
Morito Co., Ltd. 6,600 67,493
#Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 4,000 110,701
MOS Food Services, Inc. 13,200 336,370
#MrMax Holdings, Ltd. 8,700 49,369
MS&AD Insurance Group
Holdings, Inc. 609,900 13,146,720
MTG Co., Ltd. 3,700 120,961
#MTI, Ltd. 4,000 24,665
Mugen Estate Co., Ltd. 10,100 132,412
m-up Holdings, Inc. 23,600 333,390
Murata Manufacturing Co., Ltd. 621,700 9,367,120

24
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Musashi Seimitsu Industry
Co., Ltd. 37,100 $ 808,585
Musashino Bank, Ltd. (The) 14,700 365,803
Nabtesco Corp. 61,100 1,136,985
Nachi-Fujikoshi Corp. 9,300 199,910
Nafco Co., Ltd. 2,300 28,579
#Nagano Keiki Co., Ltd. 8,700 121,342
Nagase & Co., Ltd. 50,100 992,213
Nagase Brothers, Inc. 1,600 20,445
Nagoya Railroad Co., Ltd. 103,788 1,134,120
Nakabayashi Co., Ltd. 6,500 22,373
Nakanishi, Inc. 17,000 221,064
Nakayama Steel Works, Ltd. 27,700 117,798
#Namura Shipbuilding Co.,
Ltd. 36,100 748,410
Nankai Electric Railway Co.,
Ltd. 39,600 641,252
Nanto Bank, Ltd. (The) 14,500 440,314
Nanyo Corp. 1,700 15,058
Natori Co., Ltd. 100 1,338
#NCD Co., Ltd. 3,100 61,240
NEC Corp. 427,900 12,507,606
#Needs Well, Inc. 11,300 41,672
NEOJAPAN, Inc. 1,100 12,857
*Net Protections Holdings, Inc. 30,300 151,002
#New Art Holdings Co., Ltd. 2,310 21,428
Nexon Co., Ltd. 147,100 2,711,422
#Nextage Co., Ltd. 35,100 442,904
#*NexTone, Inc. 4,200 51,685
NF Holdings Corp. 2,300 20,892
NGK Insulators, Ltd. 138,300 1,761,661
NH Foods, Ltd. 52,600 1,781,819
NHK Spring Co., Ltd. 128,351 1,461,800
Nice Corp. 1,200 14,727
Nichias Corp. 38,001 1,472,114
#Nichiban Co., Ltd. 100 1,339
Nichicon Corp. 28,100 243,292
Nichiden Corp. 3,300 62,625
Nichiha Corp. 12,100 254,470
Nichimo Co., Ltd. 2,400 37,540
Nichirei Corp. 125,400 1,522,765
Nichireki Group Co., Ltd. 1,800 35,535
Nichirin Co., Ltd. 700 16,512
NIDEC Corp. 331,700 6,420,427
Nifco, Inc. 52,503 1,290,814
Nihon Chouzai Co., Ltd. 10,300 240,569
#Nihon Dempa Kogyo Co., Ltd. 21,700 121,841
Nihon Denkei Co., Ltd. 700 9,949
Nihon Flush Co., Ltd. 2,000 10,671
Nihon House Holdings Co.,
Ltd. 4,500 9,210
Nihon M&A Center Holdings,
Inc. 185,100 934,755
Nihon Nohyaku Co., Ltd. 46,000 271,424
Nihon Yamamura Glass Co.,
Ltd. 2,800 49,899
Nikkiso Co., Ltd. 80,700 726,592
Nikko Co., Ltd. 2,500 12,575
#Nikkon Holdings Co., Ltd. 51,300 1,163,066
Shares Value
JAPAN — (Continued)
Nikon Corp. 176,000 $ 1,723,220
Nintendo Co., Ltd. 290,900 24,529,194
Nippn Corp. 20,500 296,817
Nippon Air Conditioning
Services Co., Ltd. 4,800 37,476
Nippon Aqua Co., Ltd. 7,000 37,908
#Nippon Avionics Co., Ltd. 3,000 88,807
Nippon Carbide Industries Co.,
Inc. 3,300 41,706
#Nippon Carbon Co., Ltd. 5,046 138,979
#Nippon Chemical Industrial
Co., Ltd. 4,700 66,583
#*Nippon Chemi-Con Corp. 13,700 114,793
#*Nippon Coke & Engineering
Co., Ltd. 121,300 75,765
#Nippon Concept Corp. 2,600 52,779
#Nippon Concrete Industries
Co., Ltd. 17,900 36,039
Nippon Denko Co., Ltd. 62,300 116,739
Nippon Densetsu Kogyo Co.,
Ltd. 3,300 63,283
Nippon Dry-Chemical Co., Ltd. 2,200 74,993
Nippon Electric Glass Co., Ltd. 43,600 1,174,777
NIPPON EXPRESS
HOLDINGS, Inc. 161,522 3,558,968
Nippon Gas Co., Ltd. 43,800 799,922
Nippon Kayaku Co., Ltd. 79,600 748,424
Nippon Kodoshi Corp. 1,700 21,496
Nippon Light Metal Holdings
Co., Ltd. 43,100 505,189
Nippon Paint Holdings Co.,
Ltd. 454,300 3,882,055
Nippon Paper Industries Co.,
Ltd. 74,701 553,947
Nippon Parking Development
Co., Ltd. 163,800 289,517
Nippon Rietec Co., Ltd. 6,500 86,166
Nippon Sanso Holdings Corp. 107,100 3,824,415
Nippon Sharyo, Ltd. 3,900 62,350
#*Nippon Sheet Glass Co.,
Ltd. 94,301 315,183
Nippon Shinyaku Co., Ltd. 29,900 651,067
Nippon Shokubai Co., Ltd. 62,900 718,045
Nippon Signal Co., Ltd. 24,000 179,248
Nippon Ski Resort
Development Co., Ltd. 6,300 21,350
Nippon Soda Co., Ltd. 11,000 250,706
#Nippon Steel Corp. 434,600 8,430,943
Nippon Thompson Co., Ltd. 21,500 86,146
#Nippon Yakin Kogyo Co., Ltd. 11,653 325,211
Nipro Corp. 112,100 1,035,749
Nireco Corp. 300 4,180
Nishimatsu Construction Co.,
Ltd. 7,200 240,598
Nishimatsuya Chain Co., Ltd. 19,500 289,853
Nishi-Nippon Financial
Holdings, Inc. 74,472 1,188,128
Nishi-Nippon Railroad Co., Ltd. 15,200 216,948
Nishio Holdings Co., Ltd. 8,500 239,476

25
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Nissan Chemical Corp. 76,129 $ 2,499,947
#*Nissan Motor Co., Ltd. 1,243,871 2,658,088
Nissan Tokyo Sales Holdings
Co., Ltd. 9,400 31,105
Nissei ASB Machine Co., Ltd. 2,200 95,605
#Nissei Plastic Industrial Co.,
Ltd. 2,000 11,841
Nissha Co., Ltd. 19,900 177,982
Nisshin Oillio Group, Ltd. (The) 1,500 51,331
Nisshin Seifun Group, Inc. 103,644 1,207,269
Nisshinbo Holdings, Inc. 88,600 566,352
Nissin Foods Holdings Co.,
Ltd. 94,200 1,797,058
Nisso Holdings Co., Ltd. 8,300 36,621
Nissui Corp. 200,800 1,181,224
Niterra Co., Ltd. 90,400 3,137,975
Nitori Holdings Co., Ltd. 34,500 2,967,557
Nitta Gelatin, Inc. 2,800 17,135
Nitto Boseki Co., Ltd. 13,000 578,757
Nitto Denko Corp. 392,800 8,198,178
#Nitto Kogyo Corp. 15,000 332,901
Nitto Seiko Co., Ltd. 7,800 32,549
Nittoc Construction Co., Ltd. 3,500 27,652
Nittoku Co., Ltd., Class B 8,500 115,163
Noevir Holdings Co., Ltd. 3,700 113,339
NOF Corp. 91,300 1,833,947
Nohmi Bosai, Ltd. 2,700 70,687
Nojima Corp. 37,500 863,401
Nomura Holdings, Inc. 936,500 6,253,912
*Nomura Holdings, Inc.,
Sponsored ADR 694,000 4,615,100
#Nomura Micro Science Co.,
Ltd. 17,800 328,099
Nomura Real Estate Holdings,
Inc. 354,500 1,980,555
Nomura Research Institute,
Ltd. 176,808 7,071,380
Noritake Co., Ltd. 11,100 318,260
Noritz Corp. 18,300 233,591
North Pacific Bank, Ltd. 166,500 725,765
#NPC, Inc. 7,200 30,284
NPR-RIKEN Corp. 11,677 197,778
#NS Solutions Corp. 32,400 767,507
#NS Tool Co., Ltd. 9,800 50,597
NS United Kaiun Kaisha, Ltd. 10,300 287,451
NSD Co., Ltd. 26,800 643,221
NSK, Ltd. 242,800 1,170,480
NSW, Inc. 700 12,070
#NTN Corp. 826,900 1,417,590
NTT, Inc. 11,663,100 11,833,984
#*Nxera Pharma Co., Ltd. 50,300 307,492
#Oat Agrio Co., Ltd. 2,100 33,657
#Obara Group, Inc. 3,700 95,146
Obayashi Corp. 312,600 4,628,919
OBIC Business Consultants
Co., Ltd. 5,000 291,106
Obic Co., Ltd. 123,800 4,458,593
Odakyu Electric Railway Co.,
Ltd. 171,700 1,863,663
Shares Value
JAPAN — (Continued)
Oenon Holdings, Inc. 10,900 $ 42,660
Ogaki Kyoritsu Bank, Ltd.
(The) 21,700 412,097
Ohara, Inc. 1,800 14,125
Ohba Co., Ltd. 1,800 12,475
Ohsho Food Service Corp. 3,700 92,073
#OIE Sangyo Co., Ltd. 900 12,887
Oiles Corp. 13,300 190,271
Oita Bank, Ltd. (The) 5,000 157,813
Oji Holdings Corp. 509,300 2,501,575
#Okabe Co., Ltd. 7,500 43,407
Okada Aiyon Corp. 3,400 43,580
Okamoto Industries, Inc. 2,300 78,401
#Okamoto Machine Tool
Works, Ltd. 2,500 81,564
Okamura Corp. 22,200 351,376
Okasan Securities Group, Inc. 56,600 247,093
Oki Electric Industry Co., Ltd. 129,000 1,354,331
Okinawa Cellular Telephone
Co. 4,900 167,029
#Okinawa Electric Power Co.,
Inc. (The) 32,600 209,037
Okinawa Financial Group, Inc. 10,079 230,050
OKUMA Corp. 28,400 778,431
Okumura Corp. 12,800 379,760
Okura Industrial Co., Ltd. 5,200 151,168
Okuwa Co., Ltd. 14,200 87,750
Olympus Corp. 599,000 7,210,130
Omron Corp. 84,000 2,187,421
Onamba Co., Ltd. 1,900 12,713
One Career, Inc. 3,900 56,882
Ono Pharmaceutical Co., Ltd. 220,400 2,475,738
Onoken Co., Ltd. 11,100 106,652
Onward Holdings Co., Ltd. 85,800 350,623
Ootoya Holdings Co., Ltd. 700 24,699
Open House Group Co., Ltd. 47,500 2,123,841
Open Up Group, Inc. 22,300 274,721
Optex Group Co., Ltd. 18,000 203,927
#*Optim Corp. 10,900 38,387
Optorun Co., Ltd. 16,900 183,604
Oracle Corp. 19,300 2,103,834
Organo Corp. 15,500 972,258
Oriental Land Co., Ltd. 369,600 7,650,115
Oriental Shiraishi Corp. 82,200 210,832
#Oro Co., Ltd. 4,600 97,046
Osaka Gas Co., Ltd. 170,200 4,308,861
Osaka Organic Chemical
Industry, Ltd. 10,800 211,558
#Osaka Steel Co., Ltd. 2,700 45,893
#OSAKA Titanium
Technologies Co., Ltd. 23,301 257,016
Osaki Electric Co., Ltd. 17,500 121,864
OSG Corp. 35,700 463,997
Otsuka Corp. 107,900 2,055,904
Otsuka Holdings Co., Ltd. 181,300 8,797,860
OUG Holdings, Inc. 400 10,605
Oval Corp. 7,700 24,354
#*Oxide Corp. 2,000 24,798
Pacific Industrial Co., Ltd. 25,700 354,689

26
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Pack Corp. (The) 6,600 $ 49,776
PAL GROUP Holdings Co.,
Ltd. 21,500 720,024
PALTAC Corp. 11,800 339,271
Pan Pacific International
Holdings Corp. 203,208 6,844,489
Panasonic Holdings Corp. 1,035,200 9,908,672
Paramount Bed Holdings Co.,
Ltd., Class A 2,000 32,945
Park24 Co., Ltd. 77,700 988,707
Pegasus Co., Ltd. 5,400 20,632
Penta-Ocean Construction
Co., Ltd. 204,160 1,330,815
#People Dreams &
Technologies Group Co., Ltd. 900 10,735
*PeptiDream, Inc. 60,300 681,353
Persol Holdings Co., Ltd. 973,410 1,875,736
Pharma Foods International
Co., Ltd. 14,900 87,819
PHC Holdings Corp.,
Registered 24,400 150,782
#*PIA Corp. 1,700 33,662
Pickles Holdings Co., Ltd. 3,400 22,366
Pigeon Corp. 70,500 782,318
PILLAR Corp. 14,000 363,733
Pilot Corp. 10,700 312,408
#*PKSHA Technology, Inc. 7,100 167,952
#Plus Alpha Consulting Co.,
Ltd. 19,500 298,664
Pole To Win Holdings, Inc. 7,800 18,762
#Port, Inc. 3,000 38,035
PR Times Corp. 1,000 19,177
Press Kogyo Co., Ltd., Class B 43,600 173,537
Prestige International, Inc. 65,900 289,006
Prima Meat Packers, Ltd. 16,200 257,271
#Procrea Holdings, Inc. 14,946 152,444
#Pro-Ship, Inc. 2,800 54,811
PS Construction Co., Ltd.,
Registered 15,700 191,745
Punch Industry Co., Ltd. 2,600 6,945
QB Net Holdings Co., Ltd. 11,400 91,052
Qol Holdings Co., Ltd. 22,300 300,060
Quick Co., Ltd. 7,000 108,934
#Raccoon Holdings, Inc. 8,300 37,172
Raito Kogyo Co., Ltd. 25,500 529,503
Raiznext Corp. 9,200 114,255
Raksul, Inc. 34,200 285,199
Rakus Co., Ltd. 56,696 881,548
*Rakuten Bank, Ltd. 45,400 2,135,832
*Rakuten Group, Inc. 850,500 4,362,843
Rasa Corp. 1,700 17,385
Rasa Industries, Ltd. 6,000 169,840
Recruit Holdings Co., Ltd. 611,600 36,786,625
Relo Group, Inc. 44,701 517,717
Renaissance, Inc. 1,600 12,184
Renesas Electronics Corp. 648,400 8,039,565
Rengo Co., Ltd. 134,200 783,647
#*RENOVA, Inc. 31,155 147,189
Resona Holdings, Inc. 1,292,900 11,932,875
Shares Value
JAPAN — (Continued)
Resonac Holdings Corp. 135,301 $ 3,294,082
Resorttrust, Inc. 236,200 2,949,067
Restar Corp. 11,300 204,458
Retail Partners Co., Ltd. 13,600 130,402
Rheon Automatic Machinery
Co., Ltd. 11,000 101,086
Ricoh Co., Ltd. 325,500 2,877,689
Riken Keiki Co., Ltd. 9,200 195,927
Riken Technos Corp. 17,100 132,828
Riken Vitamin Co., Ltd. 11,300 216,472
#Ringer Hut Co., Ltd. 16,000 240,699
Rinnai Corp. 54,700 1,359,367
Rion Co., Ltd. 3,600 62,266
Rise Consulting Group, Inc. 1,200 10,127
#Riso Kyoiku Co., Ltd. 15,776 22,643
#Rohm Co., Ltd., Registered 205,847 2,609,762
Rohto Pharmaceutical Co.,
Ltd. 103,448 1,494,375
#Rokko Butter Co., Ltd. 300 2,462
Roland Corp., Registered 11,700 245,669
#Rorze Corp. 69,100 947,689
Round One Corp. 110,600 1,144,987
Royal Holdings Co., Ltd. 28,000 496,203
Ryobi, Ltd. 14,800 225,302
#RYODEN Corp. 6,100 117,545
Ryohin Keikaku Co., Ltd. 203,800 9,709,598
Ryoyo Ryosan Holdings, Inc. 15,548 287,725
S Foods, Inc. 10,400 184,304
S&B Foods, Inc. 800 16,027
#Sac's Bar Holdings, Inc. 8,100 43,811
Saibu Gas Holdings Co., Ltd. 15,800 194,436
#Saizeriya Co., Ltd. 28,000 993,521
Sakai Chemical Industry Co.,
Ltd. 8,300 158,229
Sakai Heavy Industries, Ltd. 1,200 16,769
Sakai Moving Service Co., Ltd. 10,100 179,994
Sakata INX Corp. 30,600 438,784
Sakata Seed Corp. 9,300 210,107
Sala Corp. 21,600 138,359
San Holdings, Inc. 2,800 29,843
San ju San Financial Group,
Inc. 13,000 294,561
San-A Co., Ltd., Class A 14,200 284,009
San-Ai Obbli Co., Ltd. 29,100 393,878
Sangetsu Corp. 19,100 382,013
San-In Godo Bank, Ltd. (The) 65,400 555,810
#*SANIX HOLDINGS, Inc. 8,800 14,735
*Sanken Electric Co., Ltd. 4,300 247,151
Sanki Engineering Co., Ltd. 16,000 474,700
Sanko Gosei, Ltd. 12,400 66,822
Sanko Metal Industrial Co.,
Ltd. 1,500 71,863
Sankyo Co., Ltd. 117,700 2,206,264
Sankyo Tateyama, Inc. 13,200 53,503
Sankyu, Inc. 24,400 1,439,567
#Sanoh Industrial Co., Ltd. 19,900 92,561
#Sanrio Co., Ltd. 95,400 3,944,810
*Sansan, Inc. 17,800 227,919
Sansei Technologies, Inc. 6,700 78,800

27
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Sansha Electric Manufacturing
Co., Ltd. 200 $ 1,140
Sanshin Electronics Co., Ltd. 4,900 80,942
Santec Holdings Corp.,
Registered 5,000 198,678
Santen Pharmaceutical Co.,
Ltd., Registered 193,101 2,142,145
Sanwa Holdings Corp. 90,900 2,499,380
Sanyo Chemical Industries,
Ltd. 6,800 179,155
Sanyo Denki Co., Ltd. 4,400 274,826
Sanyo Electric Railway Co.,
Ltd. 1,600 21,199
Sanyo Trading Co., Ltd. 12,600 126,339
Sapporo Holdings, Ltd. 30,500 1,420,476
Sato Corp. 20,300 288,931
Sato Shoji Corp. 1,400 15,638
#Satori Electric Co., Ltd. 7,000 80,793
Sawai Group Holdings Co.,
Ltd. 65,900 853,663
SBI Global Asset Management
Co., Ltd. 12,600 52,160
SBI Holdings, Inc. 145,200 5,462,789
SBS Holdings, Inc. 12,045 257,716
SCREEN Holdings Co., Ltd. 46,799 3,725,386
Scroll Corp. 20,400 147,888
SCSK Corp., Class B 70,501 2,208,324
Secom Co., Ltd., Class B 199,100 7,165,192
Sega Sammy Holdings, Inc. 73,300 1,512,319
Segue Group Co., Ltd. 11,000 36,692
Seibu Holdings, Inc. 114,200 3,211,365
#Seika Corp. 5,200 179,674
#Seikitokyu Kogyo Co., Ltd. 15,500 151,606
Seiko Electric Co., Ltd. 3,500 36,350
Seiko Epson Corp. 195,100 2,496,196
Seiko Group Corp. 15,500 436,177
Seino Holdings Co., Ltd. 59,400 908,594
Seiren Co., Ltd. 17,100 280,881
Sekisui Chemical Co., Ltd. 205,000 3,585,916
Sekisui House, Ltd. 337,200 7,140,811
SEMITEC Corp. 4,500 70,597
Senko Group Holdings Co.,
Ltd. 102,000 1,379,926
Senshu Electric Co., Ltd. 6,900 196,920
#Senshu Ikeda Holdings, Inc. 668,900 2,871,254
Septeni Holdings Co., Ltd. 34,400 101,718
#SERAKU Co., Ltd. 3,200 35,127
Seria Co., Ltd. 21,200 395,559
Seven & i Holdings Co., Ltd. 998,200 13,245,659
Seven Bank, Ltd. 432,700 779,748
SFP Holdings Co., Ltd. 3,000 44,174
#SG Holdings Co., Ltd. 166,100 1,855,857
Sharingtechnology, Inc. 13,400 108,628
#*Sharp Corp. 154,500 736,902
Shibaura Electronics Co., Ltd. 7,000 282,335
Shibaura Machine Co., Ltd. 14,200 367,514
Shibaura Mechatronics Corp. 11,700 838,852
#Shibusawa Logistics Corp. 1,500 43,556
Shibuya Corp. 10,200 246,706
Shares Value
JAPAN — (Continued)
*SHIFT, Inc. 117,600 $ 1,252,228
Shiga Bank, Ltd. (The) 18,300 742,968
Shikibo, Ltd. 3,400 22,524
Shikoku Bank, Ltd. (The) 21,200 176,931
Shikoku Electric Power Co.,
Inc. 74,300 622,067
#Shima Seiki Manufacturing,
Ltd. 16,800 118,776
Shimadaya Corp. 2,100 26,708
Shimadzu Corp. 113,200 2,527,340
Shimamura Co., Ltd. 19,900 1,453,211
Shimano, Inc. 22,600 2,489,086
Shimizu Corp. 257,274 2,872,846
Shimojima Co., Ltd. 5,400 45,139
Shin Nippon Air Technologies
Co., Ltd. 11,000 195,375
Shinagawa Refractories Co.,
Ltd. 15,500 177,767
Shindengen Electric
Manufacturing Co., Ltd. 4,800 83,213
Shin-Etsu Chemical Co., Ltd. 683,400 19,957,759
Shin-Etsu Polymer Co., Ltd. 20,000 238,812
Shinko Shoji Co., Ltd. 10,800 71,333
Shinmaywa Industries, Ltd. 38,800 470,772
Shinnihon Corp. 9,000 105,372
#Shinnihonseiyaku Co., Ltd. 5,800 87,176
Shinsho Corp. 6,300 88,622
Shinwa Co., Ltd. 2,700 60,999
Shionogi & Co., Ltd. 358,800 6,070,001
Ship Healthcare Holdings, Inc. 41,972 591,114
#Shiseido Co., Ltd. 195,174 3,184,489
Shizuoka Financial Group, Inc. 225,800 2,689,435
Shizuoka Gas Co., Ltd. 21,800 164,121
SHO-BOND Holdings Co., Ltd. 16,200 519,924
Shoei Co., Ltd. 38,600 464,754
#Shoei Foods Corp. 3,700 101,292
Shofu, Inc., Class A 1,200 16,314
Showa Sangyo Co., Ltd. 10,700 215,785
SIGMAXYZ Holdings, Inc. 51,300 412,800
Siix Corp., Registered 21,284 174,945
Simplex Holdings, Inc. 15,900 435,812
Sinfonia Technology Co., Ltd. 12,300 785,428
Sinko Industries, Ltd. 32,500 279,013
SK-Electronics Co., Ltd. 600 11,351
SKY Perfect JSAT Holdings,
Inc. 102,400 977,765
Skylark Holdings Co., Ltd. 150,300 2,869,777
Skymark Airlines, Inc. 14,100 46,190
Smaregi, Inc. 1,500 33,440
SMC Corp. 10,400 3,641,849
SMS Co., Ltd. 57,800 586,853
#Socionext, Inc. 109,502 2,113,713
Soda Nikka Co., Ltd. 2,700 19,932
Sodick Co., Ltd. 26,600 157,484
SoftBank Corp. 12,576,700 18,268,159
Softcreate Holdings Corp.,
Class B 5,600 83,352
Software Service, Inc. 600 54,660
Sojitz Corp. 143,120 3,429,288

28
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Soken Chemical & Engineering
Co., Ltd. 5,800 $ 64,361
Solasto Corp. 41,900 119,718
Soliton Systems K.K. 3,000 27,410
Sompo Holdings, Inc. 405,700 12,055,486
Sony Group Corp. 3,006,600 73,559,262
#Sony Group Corp., ADR 32,000 778,240
Sotetsu Holdings, Inc. 40,700 646,354
Sparx Group Co., Ltd. 11,920 118,887
SPK Corp., Registered 1,700 26,986
S-Pool, Inc. 37,500 80,235
Square Enix Holdings Co., Ltd. 37,600 2,565,879
SRE Holdings Corp. 7,900 167,716
SRS Holdings Co., Ltd., Class
B 16,900 144,188
#St Marc Holdings Co., Ltd.,
Registered 9,300 148,681
Star Mica Holdings Co., Ltd. 15,100 100,336
Star Micronics Co., Ltd. 16,900 196,406
Startia Holdings, Inc. 3,500 61,467
Starts Corp., Inc. 17,700 538,074
Starzen Co., Ltd. 16,300 127,372
#St-Care Holding Corp. 2,300 11,875
#Stella Chemifa Corp. 5,200 148,749
#Step Co., Ltd. 1,600 24,708
STI Foods Holdings, Inc. 1,500 13,196
Strike Co., Ltd. 8,000 210,505
#Studio Alice Co., Ltd. 1,200 17,127
Subaru Corp. 448,100 8,275,982
Subaru Enterprise Co., Ltd. 700 14,396
Sugi Holdings Co., Ltd.,
Registered 56,600 1,374,617
#Sugimoto & Co., Ltd.,
Registered 3,800 45,324
SUMCO Corp. 250,661 1,993,696
Sumida Corp. 27,818 190,943
#Sumiseki Holdings, Inc. 1,400 5,823
Sumitomo Bakelite Co., Ltd. 41,139 1,209,335
Sumitomo Chemical Co., Ltd. 975,100 2,460,185
Sumitomo Corp. 398,100 10,210,745
Sumitomo Electric Industries,
Ltd. 450,400 11,246,907
Sumitomo Forestry Co., Ltd. 287,700 2,948,784
Sumitomo Heavy Industries,
Ltd. 68,652 1,535,484
Sumitomo Mitsui Construction
Co., Ltd. 65,100 258,678
Sumitomo Mitsui Financial
Group, Inc. 938,230 24,033,201
#Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 880,886 13,336,614
Sumitomo Mitsui Trust Group,
Inc. 365,500 9,658,749
Sumitomo Osaka Cement Co.,
Ltd. 20,300 534,697
Sumitomo Realty &
Development Co., Ltd. 178,000 6,554,876
Sumitomo Riko Co., Ltd. 18,300 233,105
Shares Value
JAPAN — (Continued)
Sumitomo Rubber Industries,
Ltd. 105,400 $ 1,214,767
Sumitomo Seika Chemicals
Co., Ltd. 4,700 141,473
Sun Frontier Fudousan Co.,
Ltd. 22,500 318,150
Sundrug Co., Ltd. 33,300 991,731
Suntory Beverage & Food, Ltd. 72,700 2,206,675
Sun-Wa Technos Corp. 4,300 69,231
#*SUNWELS Co., Ltd. 13,400 69,362
Suruga Bank, Ltd. 560,500 5,214,127
#Suzuden Corp. 2,600 29,525
Suzuken Co., Ltd. 39,082 1,485,425
#Suzuki Co., Ltd. 9,800 120,795
Suzuki Motor Corp. 688,000 7,618,539
#Suzumo Machinery Co., Ltd.,
Class A 2,800 33,303
SWCC Corp., Class B 19,500 1,190,770
#Synchro Food Co., Ltd. 11,700 46,879
Sysmex Corp. 257,100 4,231,614
System Research Co., Ltd. 3,000 43,596
#System Support Holdings,
Inc. 4,400 78,764
#Systems Engineering
Consultants Co., Ltd. 2,500 87,046
Systena Corp. 114,500 306,611
Syuppin Co., Ltd. 16,800 141,995
T Hasegawa Co., Ltd. 2,800 58,328
T&D Holdings, Inc. 250,400 6,184,503
T. RAD Co., Ltd. 2,600 85,259
Tachibana Eletech Co., Ltd.,
Class S 8,100 154,040
#Tachi-S Co., Ltd., Class S 19,800 235,766
Tadano, Ltd. 60,500 441,001
Taihei Dengyo Kaisha, Ltd. 4,100 178,172
Taiheiyo Cement Corp. 82,061 2,025,147
Taiheiyo Kouhatsu, Inc. 1,300 6,237
Taiho Kogyo Co., Ltd. 4,100 17,300
Taikisha, Ltd. 15,000 271,006
Taiko Bank, Ltd. (The) 900 9,873
Taisei Corp. 87,600 5,277,129
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 100 1,681
Taiyo Holdings Co., Ltd. 16,900 744,523
Taiyo Yuden Co., Ltd. 86,985 1,651,325
Takamatsu Construction
Group Co., Ltd. 8,200 167,820
Takaoka Toko Co., Ltd. 6,200 119,266
Takara & Co., Ltd. 3,700 87,525
Takara Bio, Inc. 27,300 160,722
Takara Holdings, Inc. 90,600 767,266
Takara Standard Co., Ltd. 20,000 343,001
Takasago International Corp. 3,900 188,917
Takasago Thermal
Engineering Co., Ltd. 17,800 872,406
Takashima & Co., Ltd. 8,200 87,833
Takashimaya Co., Ltd. 789,800 6,121,809
Takasho Co., Ltd. 2,400 6,841
Take And Give Needs Co., Ltd. 2,700 16,183

29
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Takeda Pharmaceutical Co.,
Ltd. 732,000 $ 20,428,586
Takeuchi Manufacturing Co.,
Ltd. 27,400 986,797
Takuma Co., Ltd. 10,800 157,520
#Tama Home Co., Ltd. 12,100 287,435
Tamron Co., Ltd. 77,600 471,803
#Tamura Corp. 45,159 145,834
Tanseisha Co., Ltd. 27,900 246,010
Taoka Chemical Co., Ltd. 1,900 17,612
#Tayca Corp. 3,800 31,411
#Tazmo Co., Ltd. 9,500 142,410
TBK Co., Ltd., Class R 3,900 8,189
TDC Soft, Inc. 14,300 124,951
TDK Corp. 819,800 10,115,742
TechMatrix Corp. 28,700 413,828
Techno Ryowa, Ltd. 5,000 137,878
TechnoPro Holdings, Inc. 52,300 1,672,961
Teijin, Ltd. 129,500 1,107,886
Teikoku Electric Manufacturing
Co., Ltd. 5,500 123,526
Tekken Corp. 5,500 115,120
Temairazu, Inc., Registered 600 11,980
Tera Probe, Inc. 3,500 79,189
Terasaki Electric Co., Ltd. 1,600 41,038
Terumo Corp. 444,700 7,567,538
#Tess Holdings Co., Ltd. 29,601 86,741
THK Co., Ltd. 58,408 1,656,436
TIS, Inc. 108,400 3,483,321
TKC Corp. 7,200 217,203
#*TKP Corp. 2,400 29,184
Toa Corp. 50,100 630,848
TOA ROAD Corp. 20,000 215,290
Toagosei Co., Ltd. 3,600 35,499
TOBISHIMA HOLDINGS, Inc. 10,400 135,585
Tobu Railway Co., Ltd. 89,300 1,526,161
Tocalo Co., Ltd. 46,400 628,964
Tochigi Bank, Ltd. (The) 61,700 183,261
Toda Corp. 129,300 829,524
Toei Animation Co., Ltd. 26,800 587,661
Toenec Corp. 20,300 180,211
Togami Electric Manufacturing
Co., Ltd. 600 15,748
Toho Bank, Ltd. (The) 135,800 333,872
Toho Co., Ltd. 35,300 2,236,992
Toho Co., Ltd. 4,200 91,677
Toho Gas Co., Ltd. 27,000 754,590
#Toho Holdings Co., Ltd. 17,300 585,231
#Toho Titanium Co., Ltd. 23,100 211,360
#*Toho Zinc Co., Ltd. 10,799 51,091
Tohoku Electric Power Co.,
Inc. 223,300 1,573,538
Tokai Carbon Co., Ltd. 149,100 1,025,902
Tokai Corp. 800 11,227
TOKAI Holdings Corp. 51,300 364,395
Tokai Rika Co., Ltd. 24,300 391,235
Tokai Tokyo Financial
Holdings, Inc. 131,789 479,885
Tokio Marine Holdings, Inc. 879,000 35,768,604
Shares Value
JAPAN — (Continued)
Tokushu Tokai Paper Co., Ltd. 1,000 $ 26,114
Tokuyama Corp. 45,000 975,979
Tokyo Base Co., Ltd. 8,400 27,182
*Tokyo Electric Power Co.
Holdings, Inc. 855,878 3,270,074
#Tokyo Electron Device, Ltd. 15,100 265,488
Tokyo Electron, Ltd. 198,381 36,026,132
Tokyo Energy & Systems, Inc. 6,700 74,125
Tokyo Gas Co., Ltd. 179,100 6,008,677
Tokyo Kiraboshi Financial
Group, Inc. 19,400 846,925
Tokyo Ohka Kogyo Co., Ltd. 54,600 1,509,985
Tokyo Rope Manufacturing
Co., Ltd. 5,500 49,447
Tokyo Sangyo Co., Ltd. 4,600 24,850
Tokyo Seimitsu Co., Ltd. 23,832 1,512,313
Tokyo Steel Manufacturing
Co., Ltd. 24,500 257,381
Tokyo Tatemono Co., Ltd. 126,700 2,141,764
#Tokyo Tekko Co., Ltd. 7,700 281,916
Tokyotokeiba Co., Ltd. 11,500 398,884
Tokyu Construction Co., Ltd. 50,200 345,908
Tokyu Corp. 258,400 2,929,203
Tokyu Fudosan Holdings Corp. 415,400 2,956,200
Toli Corp. 25,700 96,143
#Tomen Devices Corp. 1,800 70,567
Tomoe Engineering Co., Ltd. 4,500 47,663
Tomoku Co., Ltd. 6,000 131,366
TOMONY Holdings, Inc. 115,100 469,593
Tomy Co., Ltd. 59,689 1,271,953
Topcon Corp. 48,400 1,059,690
Topre Corp. 29,499 407,119
Topy Industries, Ltd. 7,900 137,428
Toray Industries, Inc. 774,900 5,344,671
#Torex Semiconductor, Ltd. 1,300 13,398
Toridoll Holdings Corp., Class
A 25,900 767,216
Torishima Pump
Manufacturing Co., Ltd., Class
A 10,300 149,406
Tosei Corp. 17,400 337,606
Toshiba TEC Corp. 16,500 331,656
Tosho Co., Ltd. 5,100 23,146
Tosoh Corp. 168,600 2,554,851
Totech Corp. 17,900 341,122
Totetsu Kogyo Co., Ltd. 13,200 366,630
TOTO, Ltd. 85,600 2,213,161
#Towa Bank, Ltd. (The) 18,000 92,216
#Towa Corp. 34,500 436,480
Towa Pharmaceutical Co., Ltd. 14,800 324,529
Toyo Construction Co., Ltd. 15,000 164,756
#Toyo Corp. 6,700 68,160
Toyo Gosei Co., Ltd. 2,900 98,468
#Toyo Innovex Co., Ltd. 6,500 27,815
Toyo Kanetsu KK 3,900 105,861
Toyo Seikan Group Holdings,
Ltd. 59,000 1,229,828
Toyo Suisan Kaisha, Ltd. 45,800 2,941,340
#Toyo Tanso Co., Ltd. 8,800 284,767

30
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Toyo Tire Corp. 91,300 $ 1,943,754
Toyobo Co., Ltd. 58,000 377,687
Toyoda Gosei Co., Ltd. 39,700 845,730
Toyota Boshoku Corp. 62,200 889,428
Toyota Motor Corp. 4,407,267 78,967,377
Toyota Motor Corp.,
Sponsored ADR 9,270 1,659,052
Toyota Tsusho Corp. 431,516 9,952,437
Traders Holdings Co., Ltd. 9,900 78,939
#Transaction Co., Ltd. 9,800 171,392
Transcosmos, Inc. 5,700 136,539
TRE Holdings Corp. 39,824 362,000
#Treasure Factory Co., Ltd. 11,000 127,400
Trend Micro, Inc., Class B 73,100 4,482,320
Trenders, Inc. 800 4,784
#Tri Chemical Laboratories,
Inc. 21,800 500,475
Trusco Nakayama Corp. 24,200 354,248
#Tsubaki Nakashima Co., Ltd. 27,900 65,071
Tsubakimoto Chain Co. 41,600 588,224
Tsuburaya Fields Holdings,
Inc. 26,300 407,008
Tsugami Corp. 80,400 1,114,953
Tsukada Global Holdings, Inc. 12,900 51,859
Tsukishima Holdings Co., Ltd. 17,600 268,979
Tsukuba Bank, Ltd. 54,500 93,794
Tsumura & Co. 35,962 892,986
Tsuruha Holdings, Inc. 22,100 1,632,224
Tsurumi Manufacturing Co.,
Ltd. 2,300 59,985
Tsuzuki Denki Co., Ltd. 3,200 64,959
#TWOSTONE&Sons 3,800 22,422
UACJ Corp. 20,200 802,658
UBE Corp. 59,700 919,728
Ubicom Holdings, Inc. 2,600 17,777
Uchida Yoko Co., Ltd. 3,200 220,712
Ulvac, Inc. 28,962 1,079,039
U-Next Holdings Co., Ltd. 35,300 481,081
Unicharm Corp. 669,233 4,651,435
Unipres Corp. 32,000 227,516
United Arrows, Ltd. 21,000 306,568
United Super Markets
Holdings, Inc. 33,446 209,350
#UNITED, Inc. 4,200 15,991
*Universal Entertainment Corp. 13,700 92,216
Urbanet Corp Co., Ltd. 4,200 14,066
User Local, Inc. 5,000 63,524
Ushio, Inc. 41,300 509,612
USS Co., Ltd. 197,500 2,160,761
UT Group Co., Ltd. 21,200 362,314
#V Technology Co., Ltd. 5,100 101,461
Valor Holdings Co., Ltd. 29,300 519,825
Valqua, Ltd. 9,000 211,402
#Value HR Co., Ltd. 7,300 81,443
ValueCommerce Co., Ltd. 23,200 124,405
Vector, Inc. 22,800 168,165
Vertex Corp. 300 5,574
Vision, Inc. 27,300 201,718
*Visional, Inc. 13,000 1,025,782
Shares Value
JAPAN — (Continued)
Vital KSK Holdings, Inc. 20,300 $ 171,443
VT Holdings Co., Ltd. 62,700 194,981
Wacoal Holdings Corp. 14,300 520,708
Wacom Co., Ltd. 97,900 427,392
Wakachiku Construction Co.,
Ltd. 500 16,944
Wakita & Co., Ltd. 18,900 220,905
Warabeya Nichiyo Holdings
Co., Ltd. 10,900 196,062
Waseda Academy Co., Ltd. 800 13,709
Watahan & Co., Ltd. 100 1,047
#WDB Holdings Co., Ltd. 1,200 13,683
#Wealth Management, Inc. 800 5,390
Weathernews, Inc. 9,000 265,524
Welcia Holdings Co., Ltd. 76,078 1,280,984
Wellneo Sugar Co., Ltd. 2,400 36,791
Wellnet Corp. 8,800 42,803
#West Holdings Corp. 17,745 178,399
West Japan Railway Co. 238,700 5,267,435
#Will Group, Inc. 2,700 17,313
WingArc1st, Inc. 13,100 315,542
Wood One Co., Ltd. 800 4,439
Workman Co., Ltd. 7,200 311,931
World Co., Ltd. 25,201 466,025
World Holdings Co., Ltd. 4,300 68,488
#*W-Scope Corp. 21,000 33,489
#Xebio Holdings Co., Ltd. 15,200 113,019
#YAC Holdings Co., Ltd. 8,400 45,434
Yahagi Construction Co., Ltd. 14,900 197,617
#Yakult Honsha Co., Ltd. 104,600 1,690,337
YAKUODO Holdings Co., Ltd. 5,300 81,492
YAMABIKO Corp. 21,694 319,439
YAMADA Consulting Group
Co., Ltd. 1,300 14,452
Yamada Holdings Co., Ltd. 350,181 1,073,847
#Yamae Group Holdings Co.,
Ltd. 15,564 269,302
#Yamagata Bank, Ltd. (The) 13,900 141,406
Yamaguchi Financial Group,
Inc. 109,500 1,250,743
Yamaha Corp. 182,400 1,318,050
Yamaha Motor Co., Ltd. 642,700 4,669,872
#Yamaichi Electronics Co.,
Ltd. 20,400 393,781
#Yamami Co. 1,200 36,958
#Yamanashi Chuo Bank, Ltd.
(The) 15,400 288,158
#Yamatane Corp. 4,100 70,479
Yamato Holdings Co., Ltd. 132,243 1,928,791
Yamaura Corp. 3,900 34,596
Yamax Corp. 2,800 37,824
Yamaya Corp. 700 12,293
Yamazaki Baking Co., Ltd. 68,600 1,480,989
Yamazen Corp. 22,100 196,924
Yaoko Co., Ltd. 9,800 635,361
#Yashima Denki Co., Ltd. 4,600 54,529
#Yaskawa Electric Corp. 112,000 2,368,079
#YE DIGITAL Corp. 2,400 10,461
Yellow Hat, Ltd. 36,200 383,661

31
Dimensional International Core Equity Market ETF
continued
Shares Value
JAPAN — (Continued)
Yokogawa Bridge Holdings
Corp. 18,600 $ 331,474
Yokogawa Electric Corp. 127,600 3,416,063
Yokohama Rubber Co., Ltd.
(The) 66,700 1,927,938
Yokorei Co., Ltd. 28,900 202,403
Yokowo Co., Ltd. 10,600 111,216
Yondenko Corp. 17,100 152,030
#Yondoshi Holdings, Inc. 5,400 62,255
Yonex Co., Ltd. 27,600 546,883
#Yorozu Corp. 7,400 46,516
#*Yoshimura Food Holdings
KK 9,100 52,002
#Yoshinoya Holdings Co., Ltd. 31,800 694,341
#Yossix Holdings Co., Ltd. 3,300 57,319
Yotai Refractories Co., Ltd.,
Registered 100 1,140
Yuasa Trading Co., Ltd. 9,100 284,498
Yukiguni Factory Co., Ltd. 7,800 58,411
Yurtec Corp. 20,100 330,693
Yushin Co 3,100 12,977
Yutaka Giken Co., Ltd. 2,200 39,762
Zacros Corp. 3,800 99,738
Zenrin Co., Ltd. 27,200 200,257
Zensho Holdings Co., Ltd. 44,700 2,374,971
Zeon Corp. 79,407 848,971
ZERIA Pharmaceutical Co.,
Ltd. 16,800 233,533
ZIGExN Co., Ltd. 31,465 106,629
#Zojirushi Corp., Class B 16,800 202,723
ZOZO, Inc., Class B 179,700 1,785,119
Zuiko Corp. 5,400 36,133
TOTAL JAPAN 2,307,209,329
NETHERLANDS — (3.4%)
Aalberts NV, Registered 55,426 1,786,401
ΩABN AMRO Bank NV, Class
CV 279,525 8,113,395
Acomo NV 2,620 66,721
Ω*Adyen NV 7,420 12,828,801
Aegon, Ltd. 238,436 1,714,907
Aegon, Ltd.- NYS 587,626 4,172,145
Akzo Nobel NV 91,955 5,796,983
Ω#*Alfen N.V. 5,897 73,298
Allfunds Group PLC 146,957 1,026,013
AMG Critical Materials NV 25,789 732,013
APERAM SA 36,093 1,069,104
Arcadis NV 35,962 1,800,343
ArcelorMittal SA 73,026 2,300,163
#ArcelorMittal SA- NYS 172,685 5,462,027
ASM International NV 22,918 11,213,612
ASML Holding NV, Class B 24,272 17,032,154
#ASML Holding NV, Class B,
Sponsored NVDR 130,165 90,426,927
ASR Nederland NV, Class B 124,818 8,337,295
Ω*Basic-Fit NV, Registered 40,889 1,161,558
BE Semiconductor Industries
NV 28,853 3,933,104
Shares Value
NETHERLANDS — (Continued)
#Brunel International NV,
Registered 16,047 $ 167,870
Coca-Cola Europacific
Partners PLC 86,142 8,508,606
Corbion NV 31,012 592,050
ΩCTP NV 28,666 611,569
*Flow Traders, Ltd. 30,933 927,590
ForFarmers NV 15,802 68,365
*Fugro NV 64 –
#Fugro NV 72,222 1,037,399
HAL Trust 13,487 1,923,384
Havas NV 303,994 492,502
Heineken NV 139,414 11,019,596
IMCD NV 31,772 3,502,626
ING Groep NV 1,162,049 27,252,045
*InPost SA 121,275 1,751,714
JDE Peet's NV 82,560 2,464,393
Ω*Just Eat Takeaway.com NV 60,549 1,388,793
Kendrion NV 20 247
Koninklijke Ahold Delhaize NV 513,791 20,346,761
Koninklijke BAM Groep NV 176,211 1,548,913
Koninklijke Heijmans N.V. 10,992 704,527
Koninklijke KPN NV 2,565,997 11,512,639
#Koninklijke Philips NV 178,707 4,724,831
#Koninklijke Philips NV- NYS 293,657 7,693,813
Koninklijke Vopak NV 32,304 1,548,444
Nedap NV 385 38,689
NN Group NV 169,798 11,497,236
OCI NV 41,020 343,668
#*Pharming Group NV 246,966 273,618
#PostNL NV 94,294 103,445
*Prosus NV, Class N 414,497 23,834,372
#Randstad NV 55,908 2,677,308
SBM Offshore NV 77,283 2,022,055
ΩSignify NV 89,172 2,153,494
Sligro Food Group NV 2,539 32,257
TKH Group NV 28,237 1,168,637
*TomTom NV 28,096 170,111
Universal Music Group NV 382,138 11,100,551
Van Lanschot Kempen NV 20,520 1,345,751
Wolters Kluwer NV 126,353 19,769,094
TOTAL NETHERLANDS 365,365,927
NEW ZEALAND — (0.2%)
#a2 Milk Co., Ltd. (The) 123,292 641,240
Air New Zealand, Ltd. 740,122 253,420
Auckland International Airport,
Ltd. 591,075 2,627,527
Channel Infrastructure NZ, Ltd. 136 169
Chorus, Ltd. 92,406 475,420
Contact Energy, Ltd. 394,466 2,121,474
EBOS Group, Ltd. 72,077 1,740,322
Fisher & Paykel Healthcare
Corp., Ltd. 208,858 4,537,416
*Fletcher Building, Ltd. 404,986 726,814
Freightways Group, Ltd. 11,129 73,256
Genesis Energy, Ltd. 12,389 17,407
*Gentrack Group, Ltd. 60 377

32
Dimensional International Core Equity Market ETF
continued
Shares Value
NEW ZEALAND — (Continued)
Hallenstein Glasson Holdings,
Ltd. 44 $ 226
#Heartland Group Holdings,
Ltd., Class B 593 284
Infratil, Ltd. 323,832 2,223,357
Mainfreight, Ltd. 14,954 522,623
Mercury NZ, Ltd. 231,490 846,610
Meridian Energy, Ltd. 442,294 1,488,317
#NZME, Ltd. 136 91
NZX, Ltd. 234 211
*Oceania Healthcare, Ltd. 231,066 94,123
Port of Tauranga, Ltd. 42,351 174,013
*Ryman Healthcare, Ltd. 245,056 361,672
Sanford, Ltd. 52 175
Skellerup Holdings, Ltd., Class
A 5,006 14,067
SKY Network Television, Ltd. 92 168
*SKYCITY Entertainment
Group, Ltd. 253,942 152,913
Spark New Zealand, Ltd. 855,256 1,226,908
Summerset Group Holdings,
Ltd. 109,602 739,562
#Tourism Holdings, Ltd. 87 109
Vector, Ltd. 144 374
*Vista Group International, Ltd. 136 282
TOTAL NEW ZEALAND 21,060,927
NORWAY — (0.7%)
2020 Bulkers, Ltd. 20,002 248,727
ABG Sundal Collier Holding
ASA 252 172
AF Gruppen ASA 4,550 69,752
Akastor ASA 92 109
Aker ASA, A Shares 7,109 492,422
Aker BP ASA 192,869 4,689,886
Aker Solutions ASA 112,625 337,434
AKVA Group ASA 8 65
Atea ASA, Class A 33,819 469,168
Austevoll Seafood ASA 45,342 420,672
Ω*AutoStore Holdings, Ltd. 27,736 19,710
Bakkafrost P/F 20,288 817,161
BLUENORD ASA 7,522 362,455
Bonheur ASA 1,368 31,896
Borregaard ASA 32,324 627,422
Bouvet ASA 10,953 80,338
*BW Energy, Ltd. 3,963 13,745
Ω#BW LPG, Ltd. 3,350 44,756
Ω#BW LPG, Ltd. 59,966 809,182
BW Offshore, Ltd. 51,891 176,189
#*Cadeler A/S 73,191 388,586
*Cadeler A/S, ADR 1,332 27,919
#DNB Bank ASA 332,298 8,467,692
DNO ASA 319,753 441,416
#DOF Group ASA 28,455 262,754
Ω#Elkem ASA 153,977 360,805
*Elliptic Laboratories ASA 11,808 14,248
ΩElmera Group ASA 69,920 231,290
Elopak ASA 68,814 335,598
Ω*Entra ASA, Class B 29,422 363,007
Shares Value
NORWAY — (Continued)
Equinor ASA 415,003 $ 10,792,912
#Equinor ASA, Sponsored
ADR 21,846 562,534
ΩEuropris ASA 78,742 744,318
#FLEX LNG, Ltd. 3,681 92,283
FLEX LNG, Ltd. 9,512 238,413
#Frontline PLC 73,889 1,375,353
#Gjensidige Forsikring ASA 62,108 1,644,797
#Golden Ocean Group, Ltd. 56,138 466,842
#*Grieg Seafood ASA 24,587 165,172
Hafnia, Ltd. 172,577 957,993
#*Hexagon Composites ASA 82,384 137,821
Hoegh Autoliners ASA 87,703 890,368
Ω#Kid ASA 20,883 297,417
Kitron ASA 79,532 489,085
ΩKlaveness Combination
Carriers ASA 15,873 108,252
*Kongsberg Automotive ASA 477,260 69,084
Kongsberg Gruppen ASA 144,365 4,344,225
Leroy Seafood Group ASA 100,224 459,376
*LINK Mobility Group Holding
ASA 134,291 431,179
#Magnora ASA 21,193 48,796
Mowi ASA 152,422 2,865,284
MPC Container Ships ASA 232,193 429,605
ΩMulticonsult ASA 2,089 43,430
*Napatech A/S 4,182 10,177
NORBIT ASA 18,014 361,384
*Nordic Semiconductor ASA 55,724 769,805
Norsk Hydro ASA 580,667 3,472,680
Ω*Norske Skog ASA 31,139 71,090
Norwegian Air Shuttle ASA 80,267 132,759
Odfjell Drilling, Ltd. 56,734 407,863
Odfjell SE, A Shares 5,925 73,448
Odfjell Technology, Ltd., Class
B 10,110 49,109
*OKEA ASA 25,553 43,443
Ω#Okeanis Eco Tankers Corp. 7,386 178,310
Olav Thon Eiendomsselskap
ASA 16 459
#Orkla ASA 179,317 1,898,834
Panoro Energy ASA 58,281 137,302
Paratus Energy Services, Ltd. 18,887 72,330
Pareto Bank ASA 1,970 17,837
Pexip Holding ASA 26,409 165,482
Protector Forsikring ASA 27,052 1,329,808
Rana Gruber ASA 17,390 121,470
Rogaland Sparebank, Class B 985 13,609
#Salmar ASA 29,504 1,203,841
*SATS ASA 117,152 448,420
Ω*Scatec ASA 52,959 529,412
Sea1 Offshore, Inc. 23,842 63,117
Ω#*Shelf Drilling, Ltd. 62,389 55,034
Solstad Maritime Holding AS 53 129
*Solstad Offshore ASA, Class
A 20,567 100,703
SpareBank 1 Helgeland 324 5,949
SpareBank 1 Oestlandet 10,946 205,044
SpareBank 1 Sor-Norge ASA 57,372 1,011,059

33
Dimensional International Core Equity Market ETF
continued
Shares Value
NORWAY — (Continued)
Sparebanken More 1,509 $ 15,539
Stolt-Nielsen, Ltd., Class R 7,775 229,244
Storebrand ASA, Class B 261,139 3,736,918
Subsea 7 SA 134,406 2,634,989
Telenor ASA 243,994 3,761,795
TGS ASA 139,441 1,036,313
#TOMRA Systems ASA 85,243 1,196,646
Var Energi ASA 387,009 1,340,730
Veidekke ASA 34,634 555,169
#Vend Marketplaces ASA,
Class B 27,013 1,078,058
Vend Marketplaces ASA,
Class B 37,362 1,414,126
Wallenius Wilhelmsen ASA 86,455 779,850
Wilh Wilhelmsen Holding ASA,
A Shares 8,607 398,431
Wilh Wilhelmsen Holding ASA,
B Shares 562 24,187
#Yara International ASA 65,831 2,456,483
#Zalaris ASA 1,792 13,057
*Zaptec ASA 24,766 58,225
TOTAL NORWAY 81,938,782
PORTUGAL — (0.2%)
#Altri SGPS SA 56,981 311,738
Banco Comercial Portugues
SA, Class R 3,862,331 3,189,912
Corticeira Amorim SGPS SA 16,647 148,615
CTT-Correios de Portugal SA 45,042 381,489
#EDP Renovaveis SA 90,373 1,065,390
EDP SA 1,525,373 6,609,816
Galp Energia SGPS SA, Class
B 265,908 5,087,102
Ibersol SGPS SA 1,952 20,912
Jeronimo Martins SGPS SA 111,631 2,734,206
Mota-Engil SGPS SA 54,802 281,879
#Navigator Co. SA (The),
Class B 114,846 407,484
NOS SGPS SA 205,254 850,419
REN - Redes Energeticas
Nacionais SGPS SA 300,921 1,024,642
Semapa-Sociedade de
Investimento e Gestao 5,223 102,582
Sonae SGPS SA 655,659 948,545
TOTAL PORTUGAL 23,164,731
SINGAPORE — (1.1%)
*AEM Holdings, Ltd. 147,916 184,703
Aztech Global, Ltd. 64,700 33,164
Banyan Tree Holdings, Ltd. 300 148
Bukit Sembawang Estates,
Ltd. 6,500 21,443
CapitaLand Investment, Ltd. 1,167,200 2,501,111
Centurion Corp., Ltd. 38,300 50,482
China Aviation Oil Singapore
Corp., Ltd. 65,300 56,374
City Developments, Ltd. 278,300 1,321,407
ComfortDelGro Corp., Ltd. 1,348,100 1,589,851
Shares Value
SINGAPORE — (Continued)
*COSCO SHIPPING
International Singapore Co.,
Ltd. 370,500 $ 35,412
CSE Global, Ltd. 223,037 111,746
DBS Group Holdings, Ltd. 860,882 31,791,619
Delfi, Ltd. 40,300 26,093
DFI Retail Group Holdings,
Ltd. 91,400 316,244
Far East Orchard, Ltd. 205 182
First Resources, Ltd. 218,400 255,881
Food Empire Holdings, Ltd.,
Registered 25,900 46,915
#Frencken Group, Ltd. 306,000 391,537
*Fu Yu Corp., Ltd. 700 58
Genting Singapore, Ltd. 3,544,100 2,007,873
Geo Energy Resources, Ltd. 538,600 141,152
Golden Agri-Resources, Ltd. 809,000 159,013
GuocoLand, Ltd. 400 521
Hong Fok Corp., Ltd. 39,300 24,537
Hong Leong Asia, Ltd. 57,700 72,939
Hongkong Land Holdings, Ltd. 576,200 3,486,010
Hour Glass, Ltd. (The) 200 310
Hutchison Port Holdings Trust,
Class U 1,534,800 306,960
iFAST Corp., Ltd. 107,500 750,722
ISDN Holdings, Ltd. 519 148
Keppel Infrastructure Trust 853,075 289,323
Keppel, Ltd. 741,800 4,842,985
Low Keng Huat Singapore,
Ltd. 200 68
Mandarin Oriental
International, Ltd. 200 396
Marco Polo Marine, Ltd. 477,100 21,329
#Nanofilm Technologies
International, Ltd. 107,100 60,676
NetLink NBN Trust 975,800 673,173
Olam Group, Ltd. 162,090 129,937
OUE, Ltd. 21,500 18,561
Oversea-Chinese Banking
Corp., Ltd. 1,246,836 16,213,145
Propnex, Ltd. 14,500 15,424
Raffles Medical Group, Ltd. 325,600 248,463
*Rex International Holding, Ltd. 621,700 94,404
#Riverstone Holdings, Ltd. 409,300 222,420
SATS, Ltd. 464,518 1,138,604
Seatrium, Ltd. 1,240,037 2,169,718
Sembcorp Industries, Ltd. 488,400 2,921,327
Sheng Siong Group, Ltd. 275,400 445,786
SIA Engineering Co., Ltd.,
Registered 6,200 14,671
Sing Holdings, Ltd. 200 65
Singapore Airlines, Ltd. 1,009,400 5,290,723
Singapore Exchange, Ltd. 474,400 5,850,696
Singapore Technologies
Engineering, Ltd. 848,300 5,734,452
Singapore
Telecommunications, Ltd. 1,160,000 3,469,226
StarHub, Ltd. 226,500 214,741
UMS Integration, Ltd. 306,700 359,336

34
Dimensional International Core Equity Market ETF
continued
Shares Value
SINGAPORE — (Continued)
United Overseas Bank, Ltd. 520,700 $ 14,525,096
UOB-Kay Hian Holdings, Ltd. 9,760 17,679
UOL Group, Ltd. 270,000 1,431,842
Venture Corp., Ltd. 156,600 1,559,542
Vicom, Ltd. 100 123
Wee Hur Holdings, Ltd. 210,900 104,853
Wilmar International, Ltd. 1,109,500 2,522,854
Wing Tai Holdings, Ltd. 55,100 57,761
Yangzijiang Shipbuilding
Holdings, Ltd. 1,473,100 2,906,799
TOTAL SINGAPORE 119,250,753
SOUTH AFRICA — (0.0%)
*Valterra Platinum, Ltd. 62,210 2,782,598
TOTAL SOUTH AFRICA 2,782,598
SPAIN — (2.8%)
Acciona SA 14,286 2,750,232
Acerinox SA 114,637 1,329,128
ACS Actividades de
Construccion y Servicios SA 90,712 6,270,965
ΩAedas Homes SA 7,792 188,622
ΩAena SME SA 362,330 9,784,913
Almirall SA 53,630 649,421
Amadeus IT Group SA 227,730 18,354,770
*Amper SA 309,378 50,494
Atresmedia Corp. de Medios
de Comunicacion SA 68,220 387,281
Audax Renovables SA 41,218 68,216
Banco Bilbao Vizcaya
Argentaria SA 695,812 11,659,118
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 1,901,133 31,805,955
Banco de Sabadell SA 1,854,929 6,880,801
Banco Santander SA 4,343,378 37,462,884
#Banco Santander SA,
Sponsored ADR 1,949,140 16,782,096
Bankinter SA 381,254 5,454,527
CaixaBank SA 1,920,682 18,136,025
ΩCellnex Telecom SA 224,016 7,948,285
CIE Automotive SA 9,664 291,454
Construcciones y Auxiliar de
Ferrocarriles SA 12,191 740,912
#Corp ACCIONA Energias
Renovables SA 20,586 555,582
Ebro Foods SA 25,031 491,045
*eDreams ODIGEO SA 12,786 121,610
Elecnor SA 3,585 98,066
Enagas SA 106,107 1,592,740
#*Ence Energia y Celulosa SA 104,121 328,912
Endesa SA 189,372 5,494,478
Ercros SA 10,564 37,603
Faes Farma SA 125,854 627,318
Ferrovial SE 234,700 12,061,245
Fluidra SA 43,517 1,093,765
ΩGestamp Automocion SA 46,105 174,455
ΩGlobal Dominion Access SA 7,538 29,118
*Grenergy Renovables SA 1,064 79,035
Grifols SA 161,799 2,429,642
Shares Value
SPAIN — (Continued)
Grupo Catalana Occidente SA 6,653 $ 372,357
Grupo Empresarial San Jose
SA 4,810 33,692
Iberdrola SA 1,821,924 32,019,369
Iberpapel Gestion SA 4 91
#Indra Sistemas SA 59,989 2,495,108
Industria de Diseno Textil SA 445,045 21,347,857
Laboratorios Farmaceuticos
Rovi SA 7,573 469,786
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 231,024 357,492
Logista Integral SA, Class R 26,911 855,031
Mapfre SA 548,580 2,242,767
Melia Hotels International SA 69,166 617,476
Miquel y Costas & Miquel SA 16 259
Naturgy Energy Group SA 112,222 3,529,616
ΩNeinor Homes SA 17,468 341,479
*Obrascon Huarte Lain SA 105,760 39,946
Pharma Mar SA 5,640 517,710
Prim SA 4 56
ΩProsegur Cash SA 66,690 57,324
Realia Business SA 136 146
Redeia Corp. SA 199,513 3,870,558
Renta 4 Banco SA 8 164
Repsol SA 600,201 9,122,786
Sacyr SA 326,131 1,340,044
*Solaria Energia y Medio
Ambiente SA 27,484 354,517
#*<Soltec Power Holdings SA,
Class A 10,546 3,621
Ω*Talgo SA 7,078 24,587
*Tecnicas Reunidas SA 29,089 719,809
Telefonica SA 2,108,323 10,916,726
Telefonica SA, Sponsored
ADR 293,622 1,509,217
Tubacex SA 7,551 31,675
ΩUnicaja Banco SA 664,865 1,754,791
Vidrala SA 9,002 973,651
Viscofan SA 29,918 2,054,549
*Vocento SA 52 37
TOTAL SPAIN 300,185,007
SWEDEN — (2.7%)
AAK AB 82,200 2,127,474
ΩAcadeMedia AB 71,811 659,998
AddLife AB, Class B 48,637 861,630
Addnode Group AB 42,195 485,944
AddTech AB, B Shares 138,510 4,683,323
AFRY AB 60,119 934,451
Alfa Laval AB 106,643 4,660,263
ΩAlimak Group AB 20,726 356,342
Alleima AB 106,842 759,185
Alligo AB, Class B 7,887 84,852
ΩAmbea AB, Class B 84,252 1,062,667
AQ Group AB 30,275 620,092
Arjo AB, Class B 144,663 507,813
*Asmodee Group AB, Class B 65,489 829,634
Assa Abloy AB, Class B 322,934 10,713,952
Atlas Copco AB, Class A 1,233,821 18,886,950

35
Dimensional International Core Equity Market ETF
continued
Shares Value
SWEDEN — (Continued)
Atlas Copco AB, Class B 330,896 $ 4,497,362
Atrium Ljungberg AB, B
Shares 76,910 250,160
ΩAttendo AB 112,838 794,276
Avanza Bank Holding AB 74,299 2,754,296
#Axfood AB 57,238 1,713,070
*Balco Group AB 3,031 7,516
Beijer Alma AB, Class B 19,723 533,502
#Beijer Ref AB 152,685 2,571,919
#Bergman & Beving AB 5,298 170,994
Betsson AB, Class B 140,824 2,396,654
#*Better Collective A/S 21,613 306,043
*BHG Group AB 115,239 275,351
Bilia AB, A Shares 14,050 165,695
Billerud Aktiebolag 129,020 1,100,526
BioGaia AB, B Shares 44,920 453,352
*Boliden AB 160,257 4,940,811
*Bonava AB, B Shares 50,930 59,907
Ω*BoneSupport Holding AB 7,372 249,717
Ω*Boozt AB, Class A 27,140 242,624
ΩBravida Holding AB 113,455 1,068,312
Bufab AB 51,320 511,423
Bulten AB 1,388 8,391
Byggmax Group AB 42,485 253,783
#*Camurus AB 11,030 774,150
*Carasent AB 4,780 14,497
Castellum AB 225,869 2,585,050
Catella AB 28 85
Catena AB 22,462 1,019,556
Cellavision AB 3,144 56,245
*Cint Group AB 156,320 114,680
Clas Ohlson AB, B Shares 24,187 845,075
Cloetta AB, B Shares 153,091 494,419
Coinshares International, Ltd. 7,864 87,022
ΩCoor Service Management
Holding AB 84,182 397,630
Corem Property Group AB,
Class B 295,452 132,290
CTT Systems AB 663 14,945
Dios Fastigheter AB 81,965 540,846
ΩDometic Group AB 132,172 672,791
Duni AB 2,507 23,478
Ω#*Dustin Group AB 372,108 61,117
*Dynavox Group AB 42,590 552,459
Eastnine AB 4,080 19,773
Elanders AB, Class B 4 24
*Electrolux AB, Class B 183,029 1,121,826
Electrolux Professional AB,
Class B 76,102 519,313
Elekta AB, Class B 235,365 1,165,274
*Embracer Group AB 82,129 854,799
Engcon AB 6,135 48,276
Ependion AB, Class B 1,214 14,678
Epiroc AB, Class A 323,739 6,619,205
Epiroc AB, Class B 63,907 1,151,135
#EQT AB 35,084 1,181,593
Essity AB, Class A 16 396
Essity AB, Class B 258,034 6,384,886
Shares Value
SWEDEN — (Continued)
Evolution AB 52,439 $ 4,687,369
Fabege AB 125,099 1,051,699
Fagerhult Group AB 36,666 142,760
*Fastighets AB Balder, B
Shares 358,928 2,438,260
*Fastighetsbolaget Emilshus
AB, Class B 95 489
FastPartner AB, Class A 7,450 38,243
Fenix Outdoor International AG 178 9,156
*Ferronordic AB 8 39
#Getinge AB, B Shares 133,748 2,646,236
Granges AB 62,217 838,927
#H & M Hennes & Mauritz AB,
Class B 271,985 3,688,315
Hanza AB 17,905 204,371
Heba Fastighets AB, Class B 41,407 131,309
Hemnet Group AB 50,138 1,452,799
Hexagon AB, Class B 641,430 7,094,650
#*Hexatronic Group AB 100,956 216,087
Hexpol AB 134,164 1,160,900
*HMS Networks AB 6,534 276,094
#Holmen AB, B Shares 38,087 1,420,487
Hufvudstaden AB, Class A 56,253 683,580
Humana AB 29,535 112,877
Husqvarna AB, A Shares 8 44
Husqvarna AB, B Shares 175,386 956,736
Indutrade AB 122,479 2,991,761
Instalco AB 146,364 385,413
*International Petroleum Corp. 45,945 771,101
INVISIO AB 20,929 680,850
Inwido AB 38,745 724,499
*ITAB Shop Concept AB 4,263 7,583
JM AB 46,896 675,585
*Karnov Group AB 5,994 71,364
*K-fast Holding AB 4,772 8,116
KNOW IT AB 14,386 172,459
Lagercrantz Group AB, B
Shares 76,831 1,793,285
Lifco AB, Class B 62,786 2,249,020
Lime Technologies AB 365 14,249
Lindab International AB 41,411 874,062
Loomis AB 49,474 1,964,807
*Medcap AB 7,218 482,936
Medicover AB, Class B 17,901 504,393
MEKO AB 28,707 252,074
MIPS AB 8,613 367,648
*Modern Times Group MTG
AB, Class B 54,450 562,364
Momentum Group AB 6,014 95,758
ΩMunters Group AB 65,918 932,056
Mycronic AB 61,756 1,348,409
*NCAB Group AB, Class B 64,948 353,362
NCC AB, Class B 61,989 1,180,102
Nederman Holding AB 519 9,051
*Neobo Fastigheter AB 13,065 22,757
*Net Insight AB, Class B 33,425 13,887
New Wave Group AB, Class B 56,921 685,865
#Nibe Industrier AB, Class B 322,472 1,490,803
#*Nobia AB 291,975 135,640

36
Dimensional International Core Equity Market ETF
continued
Shares Value
SWEDEN — (Continued)
Nolato AB, Class B 99,531 $ 591,997
Nordnet AB (publ), Registered 74,047 2,010,539
*Norion Bank AB 29,444 189,157
Note AB, Registered 13,836 271,764
NP3 Fastigheter AB 10,262 272,853
Nyfosa AB 83,164 725,143
OEM International AB, Class B 5,136 71,148
#*Orron Energy ab 123,056 63,547
*Ovzon AB 5,100 21,843
Peab AB, Class B 97,130 733,466
Platzer Fastigheter Holding
AB, Class B 45,292 324,383
Prevas AB, B Shares 1,282 9,720
Proact IT Group AB 12,417 124,172
Ratos AB, B Shares 140,465 499,985
RaySearch Laboratories AB 16,911 583,060
Rejlers AB 4 81
#*Rottneros AB 84 26
Rusta AB 5,499 43,187
RVRC Holding AB 46,296 211,372
Saab AB, Class B 92,443 5,055,107
Sagax AB, Class B 100,325 2,134,006
#*Samhallsbyggnadsbolaget i
Norden AB 955,709 481,389
*Samhallsbyggnadsbolaget i
Norden AB, Class D 112 90
Sandvik AB 411,516 10,085,722
Scandi Standard AB 18,140 176,199
ΩScandic Hotels Group AB 312,083 2,602,877
*Sdiptech AB 17,555 354,705
Sectra AB, Class B 50,994 1,896,639
Securitas AB, Class B 267,961 3,994,787
#*Sensys Gatso Group AB 6 26
Ω*Sinch AB 395,604 1,368,834
*Sivers Semiconductors AB 49,434 18,285
Skandinaviska Enskilda
Banken AB, Class A 656,684 11,532,576
Skandinaviska Enskilda
Banken AB, Class C 3,802 67,627
Skanska AB, Class B 177,529 4,149,098
SKF AB, B Shares 232,944 5,458,543
SKF AB, Class A 38 899
SkiStar AB 22,073 349,647
Solid Forsakring AB 511 3,885
SSAB AB, Class A 83,839 486,207
SSAB AB, Class B 299,874 1,705,261
*Stendorren Fastigheter AB 8 168
*Stillfront Group AB 72,394 37,718
Storskogen Group AB, Class B 793,924 928,162
Svenska Cellulosa AB SCA,
Class A 8 101
#Svenska Cellulosa AB SCA,
Class B 348,798 4,390,442
Svenska Handelsbanken AB,
Class A 590,212 7,238,712
#Svenska Handelsbanken AB,
Class B 6,673 130,933
Sweco AB, Class B 89,202 1,410,261
Swedbank AB, Class A 380,452 10,178,079
Shares Value
SWEDEN — (Continued)
*Swedish Logistic Property AB,
Class B 30,292 $ 123,064
*Swedish Orphan Biovitrum
AB, Class A 94,848 2,620,035
Synsam AB 61,833 338,948
Systemair AB 22,374 216,638
Tele2 AB, B Shares 338,048 5,240,544
Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 11,167 80,626
Telefonaktiebolaget LM
Ericsson, Class B 1,414,832 10,341,822
Telia Co. AB 1,244,168 4,412,043
TF Bank AB 4,359 60,384
ΩThule Group AB 47,345 1,347,614
Trelleborg AB, Class B 102,491 3,740,578
Troax Group AB, Class B 4,637 65,185
Truecaller AB, Class B 164,243 824,597
VBG Group AB, Class B 9,413 271,787
Vitec Software Group AB, B
Shares 13,343 520,333
Vitrolife AB 40,700 600,504
Volati AB 1,178 13,035
Volvo AB, Class A 40,292 1,160,070
#Volvo AB, Class B 878,195 25,302,612
#*Volvo Car AB, Class B 86,312 165,995
#Wallenstam AB, B Shares 177,159 807,034
Wihlborgs Fastigheter AB 138,166 1,363,285
TOTAL SWEDEN 294,701,614
SWITZERLAND — (7.5%)
ABB, Ltd., Registered 522,744 34,452,631
Accelleron Industries AG 47,301 4,330,804
Adecco Group AG, Registered 62,010 1,965,565
Alcon AG 27,620 2,442,791
Alcon AG, ADR 231,553 20,272,465
Allreal Holding AG, Registered 9,048 2,050,159
ALSO Holding AG, Registered 3,140 953,156
*ams-OSRAM AG 41,599 556,327
APG SGA SA 190 53,113
Arbonia AG 28,402 194,115
*Aryzta AG 15,678 1,480,823
Autoneum Holding AG 2,267 403,121
Avolta AG 69,097 3,626,518
Baloise Holding AG,
Registered 25,288 6,081,825
Banque Cantonale de Geneve,
Class BR 24 7,123
Banque Cantonale Vaudoise,
Registered 17,764 2,061,766
#Barry Callebaut AG,
Registered 268 328,874
*Basilea Pharmaceutica Ag
Allschwil, Registered 6,853 489,470
Belimo Holding AG, Class R 3,830 4,497,143
Bell Food Group AG 1,437 456,556
Bellevue Group AG, Class BR 16 154
Berner Kantonalbank AG,
Registered 1,825 570,839
BKW AG 11,082 2,474,191

37
Dimensional International Core Equity Market ETF
continued
Shares Value
SWITZERLAND — (Continued)
Bossard Holding AG,
Registered, Class A 4,559 $ 970,131
Bucher Industries AG,
Registered 4,096 1,941,949
Burckhardt Compression
Holding AG 1,905 1,703,134
Burkhalter Holding AG 4,752 856,712
Bystronic AG 470 232,960
Calida Holding AG, Registered 370 6,543
Cembra Money Bank AG 17,436 1,961,429
Chocoladefabriken Lindt &
Spruengli AG, Registered 38 5,568,623
*Cicor Technologies, Ltd.,
Registered 252 62,686
Cie Financiere Richemont SA,
Registered 196,367 32,258,307
Cie Financiere Tradition SA,
Class BR 633 183,964
#Clariant AG, Registered 117,417 1,214,584
Coltene Holding AG,
Registered 930 59,896
COSMO Pharmaceuticals NV 4,801 345,864
Daetwyler Holding AG, Class
BR 1,178 210,634
DKSH Holding AG 22,117 1,541,558
#*DocMorris AG 22,848 216,649
dormakaba Holding AG 1,683 1,631,083
EFG International AG 64,126 1,274,544
Emmi AG, Registered 1,041 949,918
EMS-Chemie Holding AG 2,602 2,058,722
Flughafen Zurich AG,
Registered 13,380 3,789,668
Forbo Holding AG, Registered 626 597,439
Galderma Group AG 4,247 666,822
ΩGalenica AG 29,964 3,188,091
*GAM Holding AG 12,438 1,578
Geberit AG, Registered 16,920 13,001,761
Georg Fischer AG, Registered 42,773 3,368,430
Givaudan SA, Registered 3,327 13,974,998
Helvetia Holding AG,
Registered 23,487 5,677,604
Hiag Immobilien Holding AG 2,028 270,217
Holcim AG 264,786 21,188,097
Huber + Suhner AG,
Registered 12,000 1,610,738
Implenia AG, Registered 10,899 738,187
Inficon Holding AG, Registered 5,610 679,791
Interroll Holding AG, Class R 338 953,168
Intershop Holding AG 2,593 480,889
Investis Holding SA 81 12,518
Julius Baer Group, Ltd.,
Registered 119,406 8,119,696
Jungfraubahn Holding AG,
Registered 3,458 864,447
Kardex Holding AG,
Registered 2,760 1,067,225
#*Komax Holding AG, Class R 2,058 282,831
Kuehne + Nagel International
AG, Class R 21,748 4,452,441
Shares Value
SWITZERLAND — (Continued)
Landis+Gyr Group AG 68,346 $ 5,630,623
*LEM Holding SA, Registered 106 86,674
Liechtensteinische
Landesbank AG, Class B 2,791 298,674
Logitech International SA,
Class R 17,349 1,626,689
#Logitech International SA,
Class R, ADR 50,567 4,696,663
Lonza Group AG, Registered 32,286 22,741,939
Luzerner Kantonalbank AG,
Registered 3,271 295,661
ΩMedacta Group SA 3,431 628,696
ΩMedmix AG 10,297 151,656
Meier Tobler Group AG 1,545 69,159
Metall Zug AG, Registered 15 18,472
Mikron Holding AG, Registered 2,562 57,736
#Mobilezone Holding AG,
Registered 19,461 273,683
Mobimo Holding AG,
Registered 5,457 2,140,329
Ω*Montana Aerospace AG 15,866 554,885
Nestle SA, Registered 1,070,555 93,733,711
#Novartis AG, Class B,
Sponsored ADR 642,661 73,096,262
Novartis AG, Registered 275,357 31,938,767
OC Oerlikon Corp. AG
Pfaffikon 136,214 668,951
#*Orior AG 785 11,851
Partners Group Holding AG 10,744 14,573,630
*Peach Property Group AG 2,024 14,656
Plazza AG, Registered, Class
A 36 17,644
Ω#*PolyPeptide Group AG 8,997 250,948
PSP Swiss Property AG,
Registered 23,992 4,080,162
#Rieter Holding AG,
Registered 1,565 119,488
Roche Holding AG, Class A 306,636 97,082,834
Roche Holding AG, Class BR 9,714 3,263,320
Romande Energie Holding SA,
Registered 250 12,776
Sandoz Group AG 158,988 9,149,078
Sandoz Group AG, ADR 67,959 3,874,343
Schindler Holding AG,
Registered 10,772 3,800,478
Schweiter Technologies AG,
Registered 693 323,010
SFS Group AG 10,687 1,389,751
SGS SA, Registered 83,218 8,485,254
Siegfried Holding AG,
Registered 30,570 3,444,560
#SIG Group AG 180,625 2,936,088
Sika AG, Registered 65,964 15,645,177
SKAN Group AG, Class A 4,572 421,139
*Softwareone Holding AG 22,509 184,735
Softwareone Holding AG 35,213 288,798
Sonova Holding AG 23,665 6,478,332
St. Galler Kantonalbank AG,
Registered 820 501,361

38
Dimensional International Core Equity Market ETF
continued
Shares Value
SWITZERLAND — (Continued)
#Stadler Rail AG 37,615 $ 1,000,535
Straumann Holding AG, Class
R 39,876 4,868,304
Sulzer AG, Registered 10,936 2,117,036
Swatch Group AG (The), Class
BR 15,447 2,756,321
#Swatch Group AG (The),
Registered 25,234 925,397
Swiss Life Holding AG,
Registered 16,918 17,621,137
Swiss Prime Site AG,
Registered 44,560 6,178,753
Swiss Re AG, Registered 156,273 28,144,728
#Swisscom AG, Registered 12,572 8,754,961
Swissquote Group Holding SA,
Registered 5,251 3,520,928
Tecan Group AG, Class R 3,926 783,218
Temenos AG, Registered 24,947 2,247,242
TX Group AG 1,454 395,707
*u-blox Holding AG 5,778 722,917
UBS Group AG 523,381 19,619,134
#UBS Group AG, ADR 678,156 25,315,563
Valiant Holding AG 10,787 1,702,966
ΩVAT Group AG 9,287 3,287,990
Vaudoise Assurances Holding
SA 499 385,902
Vetropack Holding AG 6,058 224,550
Vontobel Holding AG, Class R 16,889 1,235,400
VP Bank AG, Class A 649 62,019
Ypsomed Holding AG,
Registered 1,615 780,602
Zehnder Group AG,
Registered 5,413 479,941
Zug Estates Holding AG, Class
B 9 23,718
Zurich Insurance Group AG 55,447 38,004,803
TOTAL SWITZERLAND 816,204,470
UNITED KINGDOM — (12.6%)
4imprint Group PLC 462 21,979
Admiral Group PLC 142,984 6,467,450
ΩAirtel Africa PLC 555,212 1,500,335
AJ Bell PLC 152,704 1,088,202
Anglo American PLC 550,438 15,646,465
*Anglo American PLC 614,250 17,476,610
Antofagasta PLC 144,535 3,590,136
Ashtead Group PLC 259,507 17,438,750
Associated British Foods PLC 156,849 4,562,291
AstraZeneca PLC 650,352 97,458,990
ΩAuto Trader Group PLC 471,256 5,222,319
Aviva PLC 1,434,120 12,309,375
B&M European Value Retail
SA 575,775 1,709,815
Babcock International Group
PLC 465,765 6,404,068
BAE Systems PLC 1,073,131 25,619,039
Balfour Beatty PLC,
Registered 281,758 2,024,649
Barclays PLC 8,351,749 41,037,033
Shares Value
UNITED KINGDOM — (Continued)
Barratt Redrow PLC,
Registered 769,051 $ 3,807,294
Beazley PLC 448,782 5,312,383
Bellway PLC 67,246 2,215,845
Berkeley Group Holdings PLC,
Registered 48,985 2,366,081
BP PLC 7,216,051 38,650,936
Breedon Group PLC 83,777 402,000
British American Tobacco PLC 747,395 39,958,127
BT Group PLC, Registered 5,314,225 14,564,434
Bunzl PLC 151,057 4,505,763
*Burberry Group PLC 58,351 996,506
Canal+ SA 379,384 1,209,956
*Carnival PLC 66,720 1,841,806
Centrica PLC 2,876,442 6,265,547
*Close Brothers Group PLC 894 4,775
Coca-Cola HBC AG 118,626 6,194,561
Compass Group PLC 703,676 24,816,671
Computacenter PLC 38,020 1,155,201
ΩConvaTec Group PLC 737,242 2,277,112
Cranswick PLC 26,111 1,834,812
Croda International PLC 2,419 83,615
DCC PLC 53,944 3,398,002
Diageo PLC 775,023 19,004,812
Diploma PLC 44,071 3,137,681
Dr. Martens PLC 934 999
Drax Group PLC 229,169 2,145,635
Dunelm Group PLC 70,199 1,129,635
easyJet PLC 151,732 991,320
Energean PLC 100,881 1,222,197
Entain PLC, Class B 257,593 3,483,842
Experian PLC 510,281 27,038,154
*Frasers Group PLC 67,534 615,318
Fresnillo PLC 121,095 2,243,509
Games Workshop Group PLC 18,408 3,968,270
Gamma Communications PLC 197 2,836
Glencore PLC 3,860,512 15,569,052
Grafton Group PLC, Class A 101,144 1,191,252
Grainger PLC 95,101 258,625
Greggs PLC 52,671 1,101,291
GSK PLC 1,925,492 36,131,960
Haleon PLC 3,050,500 14,512,542
Halma PLC 152,858 6,578,279
Harbour Energy PLC 160,170 422,225
Hays PLC 505,350 426,664
*Helios Towers PLC 909 1,432
Hikma Pharmaceuticals PLC 77,510 2,014,526
Hill & Smith PLC 15,799 427,559
Hiscox, Ltd. 172,463 2,948,710
Hochschild Mining PLC 6,524 24,070
Howden Joinery Group PLC 298,055 3,470,984
HSBC Holdings PLC,
Registered 7,841,144 95,754,806
IG Group Holdings PLC 154,991 2,317,707
IMI PLC 143,686 4,225,052
Imperial Brands PLC 485,588 18,982,438
Inchcape PLC 198,063 1,839,984
Informa PLC 601,038 6,905,502

39
Dimensional International Core Equity Market ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
IntegraFin Holdings PLC 55,561 $ 264,328
InterContinental Hotels Group
PLC 74,819 8,677,364
International Workplace Group
PLC 320,790 939,879
Intertek Group PLC 85,674 5,600,793
Investec PLC 304,295 2,261,092
ITV PLC 1,625,797 1,770,679
J Sainsbury PLC 950,006 3,814,306
JD Sports Fashion PLC 905,330 1,023,867
JET2 PLC 58,220 1,253,526
*John Wood Group PLC 32,948 8,040
Johnson Matthey PLC 89,019 2,082,757
Just Group PLC, Registered 56,353 157,352
Kainos Group PLC 78 764
Kingfisher PLC 956,268 3,423,107
Lancashire Holdings, Ltd. 103,810 859,977
Legal & General Group PLC,
Class B 3,121,033 10,606,374
Lion Finance Group PLC 14,325 1,443,571
Lloyds Banking Group PLC 27,630,011 28,446,852
London Stock Exchange
Group PLC, Registered 115,076 14,101,630
Man Group PLC 658,417 1,436,796
Marks & Spencer Group PLC 1,245,809 5,737,257
Melrose Industries PLC 601,756 4,078,811
*Mitchells & Butlers PLC 86,207 315,436
Mitie Group PLC 323,156 602,127
Mondi PLC 212,986 2,896,053
Morgan Sindall Group PLC 19,364 1,176,200
National Grid PLC 1,718,612 24,107,783
NatWest Group PLC 4,036,979 28,154,037
Next PLC 64,468 10,502,092
Ninety One PLC 44,700 111,386
*Ocado Group PLC 16,931 70,779
OSB Group PLC 210,863 1,551,489
Pagegroup PLC 451 1,588
Pearson PLC 293,797 4,169,829
Pennon Group PLC 237,494 1,566,406
Persimmon PLC 158,673 2,404,264
Phoenix Group Holdings PLC,
Registered 243,971 2,143,778
Playtech PLC, Registered,
Class A 102,738 541,113
Plus500, Ltd. 55,336 2,464,878
Premier Foods PLC 293,329 748,403
Prudential PLC 1,089,548 13,896,546
QinetiQ Group PLC 240,169 1,579,599
Reckitt Benckiser Group PLC 400,633 30,071,598
RELX PLC 773,972 40,313,816
Rentokil Initial PLC 801,426 4,024,841
RHI Magnesita NV, Registered 1,210 38,350
Rightmove PLC 440,954 4,776,817
Rio Tinto PLC 480,683 28,647,221
Rolls-Royce Holdings PLC,
Registered 3,877,619 55,008,967
Rotork PLC 354,909 1,529,238
RS GROUP PLC 246,956 1,826,859
Sage Group PLC (The) 515,363 8,320,446
Shares Value
UNITED KINGDOM — (Continued)
Savills PLC 36,376 $ 471,272
Schroders PLC 364,974 1,888,479
Serco Group PLC 520,645 1,439,997
Severn Trent PLC 141,183 4,949,233
Shell PLC 3,053,046 109,530,844
Smith & Nephew PLC 338,228 5,203,267
Smiths Group PLC 158,303 4,927,198
Softcat PLC, Class B 64,826 1,400,906
Spectris PLC 48,127 2,541,179
Spirax Group PLC 30,299 2,544,096
Spirent Communications PLC 37,559 96,922
SSE PLC 591,616 14,472,146
St. James's Place PLC 345,568 5,983,852
Standard Chartered PLC 1,164,518 20,966,132
Tate & Lyle PLC 163,164 1,157,345
Taylor Wimpey PLC 1,921,815 2,600,450
TBC Bank Group PLC 21,608 1,386,851
Telecom Plus PLC, Class B 12,695 310,462
Tesco PLC 4,074,441 22,937,130
TP ICAP Group PLC, Class A 430,357 1,745,552
Travis Perkins PLC 40,682 293,139
Unilever PLC 28,805 1,687,993
Unilever PLC 922,255 53,798,005
United Utilities Group PLC 353,625 5,276,344
*Vistry Group PLC 160,736 1,240,947
Vodafone Group PLC 12,502,289 13,570,094
Ω*Watches of Switzerland
Group PLC 78 362
Weir Group PLC (The) 125,276 4,419,790
WH Smith PLC 59,923 812,814
Whitbread PLC 87,619 3,539,962
Wickes Group PLC 70,946 207,958
*Wise PLC, Class A 80,388 1,079,769
WPP PLC 921,920 5,002,080
TOTAL UNITED KINGDOM 1,370,561,432
UNITED STATES — (0.2%)
*ADTRAN Holdings, Inc. 1,711 16,062
*Amrize, Ltd. 262,551 13,275,468
*Flutter Entertainment PLC,
Class DI 25,105 7,674,424
International Paper Co. 77,106 3,846,831
TOTAL UNITED STATES 24,812,785
TOTAL COMMON STOCKS 10,488,895,420
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke
AG, NVS 5.600% 17,796 1,570,397
ΩDr. Ing. h.c. F. Porsche AG,
Preference Shares 1.830% 48,545 2,480,284
Draegerwerk AG & Co. KGaA
2.890% 5,495 442,136
FUCHS SE 2.910% 36,500 1,681,061
Henkel AG & Co. KGaA
3.020% 101,633 7,861,142
Jungheinrich AG 2.380% 14,735 567,671
Porsche Automobil Holding
SE, NVS 5.410% 73,328 2,965,147

40
Dimensional International Core Equity Market ETF
continued
Shares Value
GERMANY — (Continued)
#Sartorius AG 0.390% 6,051 $ 1,298,904
Sixt SE, Class A 4.430% 7,180 504,575
#STO SE & Co. KGaA 0.250% 4 572
#Volkswagen AG, Class A
6.900% 121,162 12,774,769
TOTAL GERMANY 32,146,658
TOTAL PREFERRED
STOCKS 32,146,658
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Imugene, Ltd. 08/31/2026 1,259 23
TOTAL AUSTRALIA 23
CANADA — (0.0%)
*Constellation Software, Inc. 3,799 –
TOTAL CANADA –
ITALY — (0.0%)
#*Geox SpA 09/30/2026 25 1
Shares Value
ITALY — (Continued)
#*Webuild SpA 08/02/2030 17 $ –
TOTAL ITALY 1
UNITED KINGDOM — (0.0%)
*Cazoo Group, Ltd. 12/06/2028 2 –
*Cazoo Group, Ltd. 12/06/2028 3 –
*Cazoo Group, Ltd. 12/06/2028 2 –
TOTAL UNITED KINGDOM –
TOTAL RIGHTS/WARRANTS 24
TOTAL INVESTMENT SECURITIES — (96.6%)
(Cost $8,485,719,307) 10,521,042,102
SECURITIES LENDING COLLATERAL — (3.4%)
@§The DFA Short Term
Investment Fund 31,673,953 366,372,620
TOTAL INVESTMENTS — ( 100.0% )
(Cost $8,852,091,927) $ 10,887,414,722
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $144,765,635 which represented 1.4% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
As of July 31, 2025 , Dimensional International Core Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 131 09/19/25 $ 40,075,049 $ 41,751,337 $ 1,676,288
Total Futures Contracts ..............
$40,075,049 $41,751,337 $1,676,288

41
Dimensional International Core Equity Market ETF
continued
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 658,244,177 $ 57,432 $ 14 $ 658,301,623
Austria .............................. 39,682,713 — — 39,682,713
Belgium ............................. 95,834,779 — — 95,834,779
Canada ............................. 1,210,691,211 — 266 1,210,691,477
China ............................... 1,594 — — 1,594
Denmark ............................ 201,145,616 — — 201,145,616
Finland .............................. 122,643,740 — — 122,643,740
France .............................. 901,744,108 — — 901,744,108
Germany ............................ 879,728,766 — — 879,728,766
Hong Kong ........................... 181,311,322 — — 181,311,322
Ireland .............................. 33,245,482 — — 33,245,482
Israel ............................... 106,390,545 — — 106,390,545
Italy ................................ 330,935,300 — — 330,935,300
Japan ............................... 2,307,209,329 — — 2,307,209,329
Netherlands .......................... 365,365,927 — — 365,365,927
New Zealand ......................... 21,060,927 — — 21,060,927
Norway .............................. 81,938,782 — — 81,938,782
Portugal ............................. 23,164,731 — — 23,164,731
Singapore ............................ 119,250,753 — — 119,250,753
South Africa .......................... 2,782,598 — — 2,782,598
Spain ............................... 300,181,386 — 3,621 300,185,007
Sweden ............................. 294,701,614 — — 294,701,614
Switzerland ........................... 816,204,470 — — 816,204,470
United Kingdom ....................... 1,370,553,392 8,040 — 1,370,561,432
United States ......................... 24,812,785 — — 24,812,785
Preferred Stocks
Germany ............................ 32,146,658 — — 32,146,658
Rights/Warrants
Australia ............................. 23 — — 23
Canada ............................. — — — —
Italy ................................ 1 — — 1
United Kingdom ....................... — — — —
Securities Lending Collateral ............... — 366,372,620 — 366,372,620
Total Investments ........................ $10,520,972,729 $366,438,092 $3,901> $10,887,414,722
Financial Instruments
Assets
Futures Contracts** ...................... 1,676,288 — — 1,676,288
Total Other Financial Instruments ........... $1,676,288 $– $– $1,676,288
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

42
Dimensional International Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (95.8%)
AUSTRALIA — (5.8%)
Accent Group, Ltd. 652,730 $ 626,186
Acrow, Ltd. 335,491 231,126
#Adairs, Ltd., Class B 201,939 266,537
AGL Energy, Ltd. 349,882 2,189,635
*Ainsworth Game Technology,
Ltd. 184 118
#*Alkane Resources, Ltd. 220,173 101,357
*Alliance Aviation Services,
Ltd., Registered 50,730 84,269
ALS, Ltd., Registered 297,275 3,491,138
*AMA Group, Ltd. 2,566 152
Amotiv, Ltd. 179,066 1,016,870
AMP, Ltd. 3,570,977 3,678,670
*Amplitude Energy, Ltd. 2,904,004 476,783
#Ampol, Ltd. 162,423 2,860,149
Ansell, Ltd. 177,948 3,431,419
*Antipa Minerals, Ltd. 187,977 65,356
ANZ Group Holdings, Ltd. 495,030 9,791,214
#APA Group 499,191 2,696,575
#*Appen, Ltd. 409,916 237,531
#*Arafura Rare Earths, Ltd. 1,064,778 119,972
ARB Corp., Ltd. 57,715 1,250,053
Aristocrat Leisure, Ltd. 183,191 8,261,028
ARN Media, Ltd. 169,792 51,381
ASX, Ltd. 18,581 838,033
Atlas Arteria, Ltd., Class B 475,519 1,579,797
AUB Group, Ltd. 98,301 2,147,463
#*Audinate Group, Ltd. 2,685 10,632
*Aurelia Metals, Ltd. 1,433,765 161,547
Aurizon Holdings, Ltd. 2,055,470 4,287,854
Aussie Broadband, Ltd. 244,727 710,628
*Austal, Ltd. 493,616 2,084,860
Austin Engineering, Ltd. 540 123
#*Australian Agricultural Co.,
Ltd. 234,363 208,234
Australian Clinical Labs, Ltd. 229,159 407,221
Australian Ethical Investment,
Ltd. 106,253 536,341
Autosports Group, Ltd. 6,982 11,328
*<AVZ Minerals, Ltd. 2,747 288
*Baby Bunting Group, Ltd. 99,990 115,881
Bank of Queensland, Ltd. 970,549 4,755,388
Bapcor, Ltd. 419,855 1,043,447
*BCI Minerals, Ltd. 373,271 82,914
Beach Energy, Ltd. 1,993,826 1,501,955
Beacon Lighting Group, Ltd. 168 393
Bega Cheese, Ltd., Class B 438,574 1,471,175
Bell Financial Group, Ltd. 40,856 33,144
*Bellevue Gold, Ltd. 785,658 409,734
Bendigo & Adelaide Bank, Ltd. 529,653 4,177,451
BHP Group, Ltd. 1,333,854 33,707,905
#BHP Group, Ltd., Sponsored
ADR 459,721 23,294,063
Bisalloy Steel Group, Ltd. 21,865 56,170
Shares Value
AUSTRALIA — (Continued)
#*Black Cat Syndicate, Ltd. 74,207 $ 38,461
#BlueScope Steel, Ltd. 302,483 4,629,285
Brambles, Ltd. 619,821 9,541,786
Bravura Solutions, Ltd. 342,143 473,620
#Breville Group, Ltd. 96,723 2,046,978
Brickworks, Ltd. 93,723 1,981,075
Capral, Ltd. 15,945 114,776
*Capricorn Metals, Ltd. 365,498 2,110,869
CAR Group, Ltd. 55,782 1,371,241
#*Catalyst Metals, Ltd. 7,128 23,406
#*Catapult Group International,
Ltd. 152 649
Cedar Woods Properties, Ltd. 68,926 329,284
#*Chalice Mining, Ltd. 231,051 238,019
Challenger, Ltd. 555,176 2,941,808
Champion Iron, Ltd. 151,396 406,475
Civmec Australia, Ltd.,
Registered 83,100 61,492
Cleanaway Waste
Management, Ltd. 1,904,985 3,532,384
ClearView Wealth, Ltd. 80,730 23,130
#Clinuvel Pharmaceuticals,
Ltd. 783 6,539
*Coast Entertainment
Holdings, Ltd. 532,455 128,558
Cochlear, Ltd. 20,084 4,118,800
Codan, Ltd. 99,951 1,348,202
Coles Group, Ltd. 591,644 7,900,472
Collins Foods, Ltd., Class B 190,219 1,136,542
Commonwealth Bank of
Australia 249,862 28,620,972
Computershare, Ltd. 211,446 5,738,268
Ω#Coronado Global
Resources, Inc. 246,922 31,001
#Corporate Travel
Management, Ltd. 121,401 1,226,391
CSL, Ltd. 65,653 11,451,105
Dalrymple Bay Infrastructure,
Ltd. 147,407 425,187
Data#3, Ltd. 174,470 846,985
*Develop Global, Ltd. 89,047 247,104
#Dicker Data, Ltd. 69,415 389,721
Domain Holdings Australia,
Ltd. 77,308 219,506
#Domino's Pizza Enterprises,
Ltd., Class B 58,969 693,659
Downer EDI, Ltd. 730,661 3,250,707
Duratec, Ltd. 67,419 63,375
Dyno Nobel, Ltd. 2,350,836 4,449,933
Eagers Automotive, Ltd. 175,843 2,221,303
*<Elanor Investor Group 136 13
#Elders, Ltd. 249,751 1,165,813
*Emeco Holdings, Ltd. 474,532 271,919
*Emerald Resources NL 523,322 1,162,444

43
Dimensional International Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
#*EML Payments, Ltd.,
Registered 236,231 $ 171,109
#Endeavour Group, Ltd. 1,397,426 3,679,899
*Energy World Corp., Ltd. 2,464 76
Enero Group, Ltd. 41,960 27,016
EQT Holdings, Ltd. 16,102 337,661
Eureka Group Holdings, Ltd. 318 115
#Euroz Hartleys Group, Ltd. 174 104
Evolution Mining, Ltd. 1,522,331 6,968,872
EVT, Ltd. 113,090 1,237,818
#*Fenix Resources, Ltd. 553,803 106,970
Fiducian Group, Ltd. 7,578 54,792
Finbar Group, Ltd. 58,931 25,042
*FleetPartners Group, Ltd. 339,065 598,160
Fleetwood, Ltd. 99,239 168,683
Flight Centre Travel Group,
Ltd. 57,720 443,726
Fortescue, Ltd. 437,360 5,003,919
G8 Education, Ltd. 844,523 489,371
*Genesis Minerals, Ltd. 389,685 925,814
*GenusPlus Group, Ltd. 29,314 85,121
Gold Road Resources, Ltd. 1,464,251 2,960,254
GR Engineering Services, Ltd. 86,815 207,373
GrainCorp, Ltd., Class A 363,669 1,774,840
Grange Resources, Ltd. 607,022 76,212
GWA Group, Ltd., Class B 278,825 454,188
Hansen Technologies, Ltd. 176,630 683,475
Harvey Norman Holdings, Ltd. 550,186 2,054,572
Healius, Ltd. 779,801 386,597
Helia Group, Ltd. 393,153 1,280,843
Helloworld Travel, Ltd.,
Registered 4,401 4,760
*Horizon Minerals, Ltd. 353,340 10,010
Horizon Oil, Ltd. 590,956 78,000
HUB24, Ltd., Registered 44,154 3,031,899
Iluka Resources, Ltd. 42,435 140,707
Imdex, Ltd. 479,544 938,612
*Immutep, Ltd. 386,499 67,189
Infomedia, Ltd. 281,655 235,746
Inghams Group, Ltd. 513,448 1,143,817
*Insignia Financial, Ltd. 611,502 1,767,779
Insurance Australia Group, Ltd. 1,527,070 8,622,681
Integral Diagnostics, Ltd. 212,332 365,015
IPH, Ltd. 176,597 596,934
IRESS, Ltd. 249,670 1,276,353
IVE Group, Ltd. 164,328 312,117
#*James Hardie Industries
PLC 92,529 2,461,030
*James Hardie Industries PLC 288 7,471
JB Hi-Fi, Ltd. 83,851 6,030,388
*Judo Capital Holdings, Ltd.,
Registered 640,954 625,206
#Jupiter Mines, Ltd. 793,323 107,264
#Karoon Energy, Ltd. 134,655 161,691
#Kogan.com, Ltd. 56,626 141,095
Korvest, Ltd. 1,796 15,033
Lendlease Corp., Ltd. 850,372 2,885,382
Lindsay Australia, Ltd. 129,132 61,109
Lottery Corp., Ltd. (The) 928,670 3,240,742
Shares Value
AUSTRALIA — (Continued)
Lovisa Holdings, Ltd. 57,764 $ 1,269,710
Lycopodium, Ltd. 25,569 187,838
*Lynas Rare Earths, Ltd. 429,601 2,895,981
#Maas Group Holdings, Ltd. 14,737 39,092
#*Mach7 Technologies, Ltd. 96 23
Macmahon Holdings, Ltd. 1,023,139 197,624
Macquarie Group, Ltd. 39,837 5,575,580
*Macquarie Technology
Group, Ltd. 4,440 199,279
#Mader Group, Ltd. 52 247
Magellan Financial Group, Ltd. 292,265 2,011,585
*Mayne Pharma Group, Ltd. 61,400 195,685
McMillan Shakespeare, Ltd. 83,906 963,766
Medibank Pvt., Ltd., Class B 996,843 3,273,262
*Megaport, Ltd. 20,857 202,237
#*Mesoblast, Ltd., Registered 691,853 1,060,168
Metcash, Ltd. 1,328,916 3,336,921
Monadelphous Group, Ltd. 130,403 1,636,376
MotorCycle Holdings, Ltd. 4,443 10,298
Myer Holdings, Ltd. 1,528,635 595,447
MyState, Ltd. 168,807 468,437
*Nanosonics, Ltd. 1,565 4,081
National Australia Bank, Ltd. 636,616 15,948,601
Netwealth Group, Ltd. 122,567 2,961,665
#*Neuren Pharmaceuticals,
Ltd. 28,257 314,561
New Hope Corp., Ltd., Class B 591,742 1,592,548
#*NEXTDC, Ltd. 134,633 1,257,774
nib holdings, Ltd., Class B 442,397 2,110,640
#Nick Scali, Ltd. 114,064 1,412,250
Nickel Industries, Ltd. 776,221 369,829
Nine Entertainment Co.
Holdings, Ltd. 932,422 1,020,576
Northern Star Resources, Ltd. 775,356 7,772,730
NRW Holdings, Ltd. 730,840 1,524,583
*Nufarm, Ltd. 418,950 698,628
*Nuix, Ltd. 138,217 210,908
Objective Corp., Ltd. 19,791 242,743
*OFX Group, Ltd. 34,993 18,700
oOh!media, Ltd. 507,540 588,202
*Ora Banda Mining, Ltd. 312,305 130,700
Orica, Ltd. 540,200 7,436,115
Origin Energy, Ltd., Class B 635,362 4,773,928
Orora, Ltd. 643,277 861,480
*Pantoro Gold Ltd 137,965 325,113
#*Paragon Care, Ltd. 55,539 14,303
Peet, Ltd. 213,126 232,590
#*PeopleIN, Ltd. 25,350 11,425
Perenti, Ltd. 1,082,350 1,223,006
Perpetual, Ltd. 101,880 1,378,813
Perseus Mining, Ltd. 1,875,008 3,947,614
*PEXA Group, Ltd. 154,690 1,581,600
Pinnacle Investment
Management Group, Ltd. 11,210 161,529
#Platinum Asset Management,
Ltd., Class B 392,391 168,006
*PointsBet Holdings, Ltd. 26,726 21,079
*<PPK Mining Equipment
Group 8 –

44
Dimensional International Core Equity 2 ETF
continued
Shares Value
AUSTRALIA — (Continued)
Praemium, Ltd. 242,810 $ 110,215
#Premier Investments, Ltd. 116,891 1,594,009
Pro Medicus, Ltd. 23,663 4,904,120
#Propel Funeral Partners, Ltd. 38,770 116,073
#PWR Holdings, Ltd. 39,079 197,010
Qantas Airways, Ltd., Class B 216,699 1,516,597
QBE Insurance Group, Ltd. 1,104,008 16,490,887
Qube Holdings, Ltd., Class B 942,364 2,651,453
#Ramelius Resources, Ltd. 1,694,144 2,748,746
#Ramsay Health Care, Ltd. 56,063 1,399,445
#REA Group, Ltd. 18,978 2,926,197
#*ReadyTech Holdings, Ltd. 13,591 19,864
Reece, Ltd. 30,344 265,702
Regis Healthcare, Ltd. 130,797 704,867
*Regis Resources, Ltd. 1,007,512 2,653,123
Reliance Worldwide Corp., Ltd. 888,601 2,465,857
*Resolute Mining, Ltd. 3,452,293 1,378,108
*Retail Food Group, Ltd. 79 101
#Ridley Corp., Ltd., Registered 431,619 808,681
Rio Tinto, Ltd. 169,477 12,188,429
*RPMGlobal Holdings, Ltd. 133,599 289,879
*Sandfire Resources, Ltd. 673,477 4,613,688
Santos, Ltd. 2,887,646 14,631,959
*SciDev, Ltd. 59,316 12,603
SEEK, Ltd. 151,997 2,372,201
#*Select Harvests, Ltd. 170,371 377,345
Servcorp, Ltd. 55,209 210,078
Service Stream, Ltd. 923,401 1,180,143
*Seven West Media, Ltd. 651,767 58,749
SGH, Ltd., Registered 86,065 2,840,462
Shaver Shop Group, Ltd. 125,103 119,210
Sigma Healthcare, Ltd. 1,523,676 2,835,138
Sims, Ltd. 194,596 1,909,425
SmartGroup Corp., Ltd. 161,252 822,269
Sonic Healthcare, Ltd. 192,366 3,419,625
South32, Ltd. 1,400,464 2,650,959
Southern Cross Electrical
Engineering, Ltd. 129,303 147,772
#*Southern Cross Media
Group, Ltd. 224,892 86,154
SRG Global, Ltd. 852,256 913,625
Stanmore Resources, Ltd. 293,145 402,018
*Star Entertainment Grp, Ltd.
(The) 590,321 41,809
Steadfast Group, Ltd. 747,718 2,864,433
#*Strike Energy, Ltd. 368,385 27,276
Suncorp Group, Ltd. 448,117 6,047,369
Super Retail Group, Ltd. 206,184 2,033,750
*Superloop, Ltd. 366,449 790,391
Supply Network, Ltd. 1,721 41,298
Tabcorp Holdings, Ltd., Class
S 2,716,039 1,355,257
Technology One, Ltd. 239,068 6,323,182
#*Telix Pharmaceuticals, Ltd. 36,077 488,952
Telstra Group, Ltd. 1,368,975 4,380,621
*Temple & Webster Group,
Ltd. 13,584 214,016
*<Ten Sixty Four, Ltd. 340 24
TPG Telecom, Ltd. 339,214 1,209,950
Shares Value
AUSTRALIA — (Continued)
Transurban Group 630,507 $ 5,610,244
Treasury Wine Estates, Ltd.,
Class B 533,980 2,602,584
*Tuas, Ltd. 77,031 266,332
#*Tyro Payments, Ltd. 361,410 222,222
*Vault Minerals, Ltd., Class B 5,588,369 1,313,293
Ventia Services Group Pty,
Ltd. 1,140,573 3,825,997
Ω#Viva Energy Group, Ltd. 217,137 293,587
#Vulcan Steel, Ltd. 5,879 22,825
*Vysarn, Ltd. 43,384 14,246
*WEB Travel Group, Ltd. 11,630 33,546
#*Webjet Group, Ltd. 236,517 136,292
Wesfarmers, Ltd. 225,789 12,465,816
*West African Resources, Ltd. 1,660,244 2,512,023
Westgold Resources, Ltd. 613,978 1,011,991
*Westgold Resources, Ltd. 234,843 385,587
Westpac Banking Corp. 641,765 13,974,408
#Whitehaven Coal, Ltd. 302,070 1,252,499
*<Wiluna Mining Corp., Ltd. 216 5
WiseTech Global, Ltd. 43,225 3,322,388
Woodside Energy Group, Ltd. 885,899 15,166,534
Woolworths Group, Ltd. 314,824 6,387,046
Worley, Ltd. 409,684 3,521,390
*Xero, Ltd. 42,307 4,930,042
XRF Scientific, Ltd. 95,253 118,977
#Yancoal Australia, Ltd. 516,100 2,100,075
TOTAL AUSTRALIA 582,848,336
AUSTRIA — (0.6%)
*Addiko Bank AG, Class B 2,468 61,862
Agrana Beteiligungs AG 12,325 165,046
ANDRITZ AG 74,073 5,192,766
ΩBAWAG Group AG 81,097 10,284,359
CA Immobilien Anlagen AG 18,618 499,060
#DO & CO AG 10,265 2,328,602
#Erste Group Bank AG 90,236 8,319,133
*Eurotelesites AG 24,572 144,556
EVN AG 29,216 792,505
*FACC AG 5,876 48,288
Frequentis AG 180 12,897
*Kapsch TrafficCom AG,
Registered 4 32
#*Lenzing AG 20,644 581,248
Oesterreichische Post AG 23,990 841,576
OMV AG 188,502 9,639,662
Palfinger AG 16,102 673,597
Porr AG 23,834 810,189
Raiffeisen Bank International
AG, Class V 32,954 959,529
#SBO AG 8,947 297,479
Semperit AG Holding 7,534 113,651
Strabag SE, Class BR 11,862 1,118,734
Telekom Austria AG 141,529 1,506,472
#*UBM Development AG 1,069 25,082
UNIQA Insurance Group AG 126,592 1,834,310
Verbund AG 26,451 1,978,428
Vienna Insurance Group AG
Wiener Versicherung Gruppe 39,752 2,108,829

45
Dimensional International Core Equity 2 ETF
continued
Shares Value
AUSTRIA — (Continued)
voestalpine AG, Registered,
Class R 113,463 $ 3,145,293
Wienerberger AG 127,196 4,297,566
Zumtobel Group AG 27,235 141,831
TOTAL AUSTRIA 57,922,582
BELGIUM — (1.1%)
Ackermans & van Haaren NV 29,023 7,155,182
Ageas SA/NV, Class B 184,633 12,626,411
Anheuser-Busch InBev SA/NV 363,234 21,368,907
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 77 4,441
*Argenx SE 55 37,417
*Argenx SE, Sponsored ADR 3,132 2,099,473
Azelis Group NV 47,530 744,195
Barco NV 48,880 767,010
Bekaert SA 39,052 1,620,257
*bpost SA 19,267 48,625
Cie d'Entreprises CFE 906 10,162
#CMB Tech NV, ADR 61,823 544,661
Colruyt Group N.V, Registered 52,847 2,267,006
Deceuninck NV 107,040 266,464
Deme Group NV 8,688 1,310,593
D'ieteren Group 6,177 1,228,740
Econocom Group SA/NV 93,348 197,015
Elia Group SA/NV 22,928 2,655,702
EVS Broadcast Equipment SA 14,579 634,080
Fagron 74,843 1,863,130
*Immobel SA 2,245 64,238
Jensen-Group NV 279 18,521
KBC Group NV 237,021 24,892,753
Kinepolis Group NV 9,994 416,364
Lotus Bakeries NV 344 2,929,301
Melexis NV 9,115 704,195
*Nyxoah SA 3,858 28,781
#*Ontex Group NV 56,041 437,444
*Onward Medical NV 2,812 13,582
*Orange Belgium SA,
Registered 4,961 102,206
Proximus SADP 225,532 1,884,359
Recticel SA 35,505 435,629
Sipef NV 2,962 210,867
Solvay SA, Class A 106,883 3,373,926
Syensqo SA 38,776 3,104,885
Tessenderlo Group SA 14,489 433,654
UCB SA 47,644 10,385,368
#Van de Velde NV 4,288 164,412
VGP NV 12,844 1,361,269
Viohalco SA 40 281
TOTAL BELGIUM 108,411,506
CANADA — (11.0%)
*5N Plus, Inc. 76,578 685,161
Acadian Timber Corp. 5,816 75,553
*ACT Energy Technologies,
Ltd. 14,943 53,069
ADENTRA, Inc. 16,582 352,737
ADF Group, Inc. 11,700 75,148
*Advantage Energy, Ltd. 241,445 1,929,744
Aecon Group, Inc. 107,653 1,459,979
Shares Value
CANADA — (Continued)
Ag Growth International, Inc. 4,465 $ 135,124
AGF Management, Ltd., Class
B 64,376 571,797
Agnico Eagle Mines, Ltd., ADR 163,542 20,338,083
#*Aimia, Inc. 14,826 32,600
#*Air Canada 144,234 2,013,465
Alamos Gold, Inc., Class B 329,260 8,001,018
Alamos Gold, Inc., Class B 9,857 240,053
Algoma Central Corp. 1,928 22,061
Algoma Steel Group, Inc. 28,882 154,519
Algonquin Power & Utilities
Corp. 242,510 1,430,809
Alimentation Couche-Tard, Inc. 183,134 9,537,194
*Allied Gold Corp. 10,152 130,411
AltaGas, Ltd. 241,796 7,154,804
Altius Minerals Corp. 19,020 400,197
Altus Group, Ltd. 17,490 731,960
Amerigo Resources, Ltd. 59,811 93,012
Andlauer Healthcare Group,
Inc., Class A 15,663 600,440
ARC Resources, Ltd. 673,148 13,170,340
*Aritzia, Inc., Class B 112,914 6,073,859
AtCo., Ltd., Class I 53,203 1,931,016
*Athabasca Oil Corp. 843,206 3,573,966
AtkinsRealis Group, Inc., Class
B 98,006 6,954,807
*ATS Corp. 4,184 126,984
*ATS Corp. 28,667 871,901
Aura Minerals, Inc. 4,269 104,027
*Aurora Cannabis, Inc. 14,202 63,072
B2Gold Corp. 1,133,363 3,819,433
B2Gold Corp. 79,984 269,593
Badger Infrastructure
Solutions, Ltd. 43,465 1,643,908
Bank of Montreal 63,685 7,044,941
Bank of Montreal, ADR 100,984 11,152,673
Bank of Nova Scotia (The) 35,644 1,987,484
#Bank of Nova Scotia (The),
ADR 254,208 14,136,507
Barrick Mining Corp. 765,428 16,165,839
Barrick Mining Corp. 11,012 232,976
*Bausch + Lomb Corp. 2,558 34,866
*Bausch + Lomb Corp. 1,300 17,809
#*Bausch Health Cos., Inc. 24,580 145,252
#*Bausch Health Cos., Inc.,
ADR 116,690 687,304
Baytex Energy Corp. 71,117 151,231
#BCE, Inc. 21 491
BCE, Inc., ADR 48,237 1,125,369
Birchcliff Energy, Ltd. 235,939 1,151,921
Bird Construction, Inc. 80,446 1,678,686
Black Diamond Group, Ltd. 62,025 531,175
#*BlackBerry, Ltd. 8,743 32,262
BMTC Group, Inc. 20 198
*Bombardier, Inc., Class A 2,430 283,592
*Bombardier, Inc., Class B 59,211 6,919,620
Boralex, Inc., Class A 106,696 2,420,156
Boyd Group Services, Inc. 20,874 2,899,607
*Bragg Gaming Group, Inc. 8,038 31,991

46
Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Brookfield Corp. 5,457 $ 366,326
Brookfield Corp., ADR 156,244 10,476,160
Brookfield Infrastructure Corp. 88,427 3,452,190
#Brookfield Renewable Corp. 13,839 506,923
Brookfield Wealth Solutions,
Ltd. 2,200 147,478
Brookfield Wealth Solutions,
Ltd. 1,521 101,801
*CAE, Inc. 84,156 2,400,971
*CAE, Inc. 43,567 1,245,042
*Calfrac Well Services, Ltd. 43,212 123,771
Calian Group, Ltd., Registered 1,926 70,350
Cameco Corp. 22,639 1,703,472
#Cameco Corp. 9,051 678,191
Canaccord Genuity Group,
Inc., Class A 41,780 325,162
*Canacol Energy, Ltd. 3,989 6,059
*Canada Goose Holdings, Inc.,
Class A, ADR 12,046 131,904
Canadian Imperial Bank of
Commerce 54,403 3,896,806
Canadian Imperial Bank of
Commerce, ADR 143,893 10,279,716
#Canadian National Railway
Co., ADR 106,822 9,982,516
#Canadian Natural Resources,
Ltd. 847,272 26,858,522
Canadian Natural Resources,
Ltd., Class A 13,514 428,718
Canadian Pacific Kansas City,
Ltd. 32,743 2,413,303
Canadian Pacific Kansas City,
Ltd., Class A 63,799 4,692,416
Canadian Tire Corp., Ltd.,
Class A 70,565 9,471,956
Canadian Utilities, Ltd., Class
A 77,533 2,163,555
*Canfor Corp. 84,628 831,253
Capital Power Corp. 129,264 5,430,294
#*Capstone Copper Corp. 561,760 3,157,119
Cardinal Energy, Ltd. 217,305 1,130,102
#Cascades, Inc. 123,734 808,157
CCL Industries, Inc. 120,414 6,745,553
*Celestica, Inc. 75,232 15,035,868
*Celestica, Inc. 27,678 5,545,610
Cenovus Energy, Inc., ADR 1,090,470 16,607,858
Centerra Gold, Inc. 355,122 2,422,191
CES Energy Solutions Corp. 369,069 1,935,373
CGI, Inc. 3,823 369,373
CGI, Inc., ADR 77,301 7,454,135
CI Financial Corp., Registered 136,340 3,148,773
*Cineplex, Inc. 20,303 163,299
*Cipher Pharmaceuticals, Inc. 6,500 56,653
Cogeco Communications, Inc. 22,876 1,032,320
Cogeco, Inc. 5,049 213,748
*Colabor Group, Inc. 8,500 4,795
Colliers International Group,
Inc. 26,585 4,006,625
Shares Value
CANADA — (Continued)
Colliers International Group,
Inc., Class B 6,458 $ 976,022
Computer Modelling Group,
Ltd. 65,306 373,636
Constellation Software, Inc. 4,039 13,965,174
Corby Spirit and Wine, Ltd. 7,537 79,865
#*Cronos Group, Inc. 17,599 34,879
#*Cronos Group, Inc. 213,746 423,217
DATA Communications
Management Corp. 7,900 8,743
Definity Financial Corp. 107,277 5,792,361
*Denison Mines Corp. 167,002 345,694
*Denison Mines Corp. 36,283 74,794
dentalcorp Holdings, Ltd. 74,705 436,056
*Descartes Systems Group,
Inc. (The) 2,395 253,295
*Descartes Systems Group,
Inc. (The) 15,437 1,634,532
Dexterra Group, Inc. 14,752 101,900
*Docebo, Inc. 15,160 460,650
Dollarama, Inc. 116,017 15,891,866
Doman Building Materials
Group, Ltd. 98,261 607,668
Dominion Lending Centres,
Inc. 6,400 40,690
#*Dorel Industries, Inc., Class
B 23,362 25,009
DREAM Unlimited Corp. 28,651 432,702
Dundee Precious Metals, Inc. 282,339 4,574,441
Dye & Durham, Ltd. 7,102 57,482
Dynacor Group, Inc. 37,360 128,357
E-L Financial Corp., Ltd. 20,000 212,506
*Eldorado Gold Corp. 233,009 4,776,684
*Eldorado Gold Corp., Class B 27,241 559,381
Element Fleet Management
Corp. 108,831 2,836,982
Emera, Inc. 138,407 6,513,153
Empire Co., Ltd., Class A 156,039 6,227,791
Enbridge, Inc. 266,289 12,060,229
Endeavour Mining PLC 247,933 7,460,137
#*Endeavour Silver Corp. 52,749 267,437
#*Endeavour Silver Corp. 54,075 274,570
Enerflex, Ltd. 155,607 1,243,686
#*Energy Fuels, Inc. 2,145 19,498
Enghouse Systems, Ltd. 42,776 710,071
*Ensign Energy Services, Inc. 165,354 270,298
#*Enterprise Group, Inc. 15,200 17,481
EQB, Inc. 47,187 3,515,432
*Equinox Gold Corp. 460,827 2,811,045
*Equinox Gold Corp. 42,469 259,259
*ERO Copper Corp. 23,090 313,144
*ERO Copper Corp. 92,403 1,249,289
Evertz Technologies, Ltd.,
Class B 28,923 252,086
Exchange Income Corp. 40,052 1,899,830
Exco Technologies, Ltd. 13,428 65,559
Extendicare, Inc. 94,394 841,834
Fairfax Financial Holdings, Ltd. 14,397 25,520,662
Fiera Capital Corp. 105,482 499,734

47
Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Finning International, Inc. 200,330 $ 8,748,997
*Firan Technology Group
Corp. 15,900 131,796
First Majestic Silver Corp. 308,299 2,450,977
*First Quantum Minerals, Ltd. 522,199 8,796,799
FirstService Corp., Class WI 10,400 2,054,499
FirstService Corp., Class WI,
ADR 11,758 2,318,913
*Foraco International SA,
Registered 104 120
Fortis, Inc. 116,138 5,687,278
Fortis, Inc. 20,062 983,837
*Fortuna Mining Corp. 85 550
*Fortuna Mining Corp., ADR 511,745 3,300,755
Franco-Nevada Corp. 1,758 280,659
Franco-Nevada Corp. 20,260 3,228,026
Gamehost, Inc. 1,816 16,182
*GDI Integrated Facility
Services, Inc. 7,971 186,223
George Weston, Ltd. 24,915 4,744,762
#GFL Environmental, Inc. 51,533 2,594,171
GFL Environmental, Inc. 19,197 968,910
Gibson Energy, Inc. 236,050 4,264,966
Gildan Activewear, Inc. 25,681 1,300,071
Gildan Activewear, Inc., ADR 103,013 5,203,187
*GoGold Resources, Inc. 32,526 47,523
*Gran Tierra Energy, Inc. 16,954 76,152
Great-West Lifeco, Inc. 139,061 5,233,332
*Haivision Systems, Inc. 19,260 69,375
Hammond Manufacturing Co.,
Ltd., Class A 1,600 11,932
Hammond Power Solutions,
Inc. 7,019 629,225
Headwater Exploration, Inc. 379,080 1,987,870
High Liner Foods, Inc. 2,731 33,462
Hudbay Minerals, Inc., Class A 637,767 5,912,100
Hudbay Minerals, Inc., Class A 15,888 147,785
#*Hut 8 Corp., Class U 52,554 1,115,721
ΩHydro One, Ltd., Class R 70,102 2,484,538
iA Financial Corp., Inc. 105,827 10,381,770
*IAMGOLD Corp. 896,866 6,062,814
#*IAMGOLD Corp. 7,766 52,577
*Illumin Holdings, Inc. 4,600 7,287
#Imperial Oil, Ltd. 1,558 130,191
Imperial Oil, Ltd., Registered 88,371 7,376,327
Information Services Corp. 4,869 112,696
Intact Financial Corp. 49,908 10,338,614
*Interfor Corp. 38,581 347,705
#*Ivanhoe Mines, Ltd. 100,625 786,775
ΩJamieson Wellness, Inc. 13,327 324,271
*K92 Mining, Inc., Class B 323,421 3,366,264
K-Bro Linen, Inc. 7,902 195,757
*Kelt Exploration, Ltd. 192,117 1,022,734
Keyera Corp. 229,304 7,214,729
Kinross Gold Corp. 1,159,764 18,556,224
Kinross Gold Corp. 42,073 674,665
*Knight Therapeutics, Inc. 95,291 419,748
*Kolibri Global Energy, Inc.,
Class R 21,412 131,487
Shares Value
CANADA — (Continued)
KP Tissue, Inc. 9,416 $ 61,159
Lassonde Industries, Inc.,
Class A 2,458 381,798
Laurentian Bank of Canada 74,824 1,667,446
Leon's Furniture, Ltd. 32,219 635,035
#*Lightspeed Commerce, Inc. 31,369 390,230
#*Lightspeed Commerce, Inc. 8,072 100,831
#Linamar Corp. 49,736 2,410,265
Loblaw Cos., Ltd. 52,620 8,528,128
#*Lucara Diamond Corp. 51,500 8,754
Lundin Gold, Inc. 103,991 4,823,654
Lundin Mining Corp.,
Registered 705,573 7,221,336
MAG Silver Corp. 34,022 694,729
Magellan Aerospace Corp. 3,494 43,165
#Magna International, Inc. 243,963 10,002,483
Mainstreet Equity Corp. 3,106 415,616
*Major Drilling Group
International, Inc. 88,570 563,112
*Mandalay Resources Corp. 38,990 136,495
Manulife Financial Corp. 78,850 2,444,974
Manulife Financial Corp., ADR 306,976 9,503,977
Maple Leaf Foods, Inc. 80,807 1,709,014
Martinrea International, Inc. 27,609 166,147
*Mattr Corp. 59,740 531,051
Maxim Power Corp. 3,800 12,781
McCoy Global, Inc. 3,900 10,099
*MDA Space, Ltd. 108,654 3,049,275
*Medexus Pharmaceuticals,
Inc. 7,600 15,062
Medical Facilities Corp., Class
B 21,952 232,453
MEG Energy Corp. 376,682 7,440,733
Melcor Developments, Ltd. 11,024 114,263
Methanex Corp. 1,480 49,585
Methanex Corp., ADR 51,918 1,736,138
Metro, Inc. 87,617 6,714,420
Morguard Corp. 2,131 182,204
MTY Food Group, Inc., Class
R 20,892 583,444
Mullen Group, Ltd. 136,617 1,301,397
National Bank of Canada 253,784 26,456,828
Neo Performance Materials,
Inc., Registered 20,300 227,734
*New Gold, Inc. 1,166,748 4,888,674
*New Gold, Inc. 66,975 280,970
*NFI Group, Inc. 2,606 36,002
North American Construction
Group, Ltd. 19,721 296,407
North American Construction
Group, Ltd. 9,327 140,659
North West Co., Inc. (The) 67,204 2,311,831
Northland Power, Inc. 291,377 4,771,455
Nutrien, Ltd. 208,861 12,389,635
*NuVista Energy, Ltd. 224,204 2,374,125
#*Obsidian Energy, Ltd. 16,748 102,498
OceanaGold Corp. 364,281 4,966,690
Open Text Corp. 1,278 37,696
#Open Text Corp., ADR 184,505 5,429,982
48
Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
OR Royalties, Inc. 57,220 $ 1,585,566
#OR Royalties, Inc. 12,757 354,138
*Orla Mining, Ltd. 27,278 254,231
#*Orla Mining, Ltd. 130,685 1,219,367
Pan American Silver Corp. 17,340 469,449
#Pan American Silver Corp. 382,435 10,333,394
Paramount Resources, Ltd.,
Class A 97,111 1,496,825
Parkland Corp. 149,162 4,219,541
Pason Systems, Inc. 88,369 747,194
Pembina Pipeline Corp. 176,436 6,561,655
Pembina Pipeline Corp. 74,019 2,757,208
Pet Valu Holdings, Ltd. 20,662 501,101
Peyto Exploration &
Development Corp. 306,549 4,310,378
PHX Energy Services Corp. 44,556 268,132
Pizza Pizza Royalty Corp. 29,462 339,467
Polaris Renewable Energy,
Inc. 29,939 269,387
Pollard Banknote, Ltd. 3,661 58,918
#*Precision Drilling Corp. 12,038 679,415
*Precision Drilling Corp. 8,768 493,814
Premium Brands Holdings
Corp. 46,063 2,926,602
Pulse Seismic, Inc. 72 204
*Quarterhill, Inc., Class B 101,255 97,406
#Quebecor, Inc., Class B 189,698 5,348,398
RB Global, Inc. 59,321 6,422,091
RB Global, Inc. 2,528 274,331
*Real Matters, Inc. 12,680 46,683
Restaurant Brands
International, Inc. 2,466 167,700
Restaurant Brands
International, Inc. 104,250 7,074,405
*RF Capital Group, Inc. 14 200
Richelieu Hardware, Ltd. 54,096 1,356,557
Rogers Communications, Inc.,
Class B 46,128 1,544,106
#Rogers Communications,
Inc., Class B, ADR 111,926 3,738,328
#Rogers Sugar, Inc. 130,531 532,491
Royal Bank of Canada 457,183 58,791,773
Royal Bank of Canada, ADR 58,032 7,454,791
Russel Metals, Inc. 96,082 3,084,242
Sandstorm Gold, Ltd. 1,200 11,257
Sandstorm Gold, Ltd., ADR 270,934 2,535,942
*Sangoma Technologies Corp. 22,700 128,889
Saputo, Inc. 169,167 3,555,743
Savaria Corp. 18,521 266,318
Secure Waste Infrastructure
Corp., Class B 268,194 2,936,933
*Shopify, Inc., Class A 24,269 2,973,086
*Shopify, Inc., Class A 8,031 981,469
Sienna Senior Living, Inc. 85,950 1,112,802
*Source Energy Services, Ltd. 4,171 41,633
South Bow Corp. 27,767 730,853
South Bow Corp., ADR 105,063 2,758,954
*Spartan Delta Corp. 54,927 185,931
ΩSpin Master Corp. 19,456 320,854
Shares Value
CANADA — (Continued)
Sprott, Inc. 3,214 $ 216,894
Sprott, Inc. 13,365 900,266
*SSR Mining, Inc., Registered 159,361 1,907,652
Stantec, Inc. 45,505 4,976,427
Stantec, Inc. 22,870 2,505,436
Stella-Jones, Inc. 55,536 3,172,969
Ω*STEP Energy Services, Ltd. 717 2,282
*Steppe Gold, Ltd. 65,000 55,947
StorageVault Canada, Inc.,
Class B 137,022 459,862
Strathcona Resources, Ltd.,
Class R 607 14,936
Sun Life Financial, Inc. 109,569 6,695,157
Sun Life Financial, Inc. 234,616 14,311,576
Suncor Energy, Inc. 1,860 73,523
Suncor Energy, Inc. 678,201 26,761,811
Superior Plus Corp. 58,173 291,170
Supremex, Inc. 3,436 10,289
Surge Energy, Inc. 12,642 67,300
Sylogist, Ltd. 13,132 87,860
Taiga Building Products, Ltd. 48 109
Tamarack Valley Energy, Ltd. 868,762 3,418,368
#*Taseko Mines, Ltd. 344,322 1,057,069
TC Energy Corp. 314,644 15,065,155
TC Energy Corp. 41 1,962
Teck Resources, Ltd., Class A 1,200 40,577
Teck Resources, Ltd., Class B 1,119 36,365
Teck Resources, Ltd., Class B 248,939 8,080,560
*Telesat Corp. 3,800 91,307
TELUS Corp. 2,603 42,023
*Tenaz Energy Corp. 15,700 209,061
TerraVest Industries, Inc. 11,954 1,476,104
TFI International, Inc. 6,674 581,691
TFI International, Inc. 15,385 1,341,110
*Theratechnologies, Inc. 24,999 78,747
#Thomson Reuters Corp. 11,966 2,404,089
Thomson Reuters Corp. 2,581 519,131
#*Tidewater Midstream and
Infrastructure, Ltd. 420 68
TMX Group, Ltd. 71,009 2,893,673
*Torex Gold Resources, Inc.,
Class A 139,315 3,932,924
Toromont Industries, Ltd. 68,941 7,005,549
Toronto-Dominion Bank (The) 38,393 2,802,518
Toronto-Dominion Bank (The),
ADR 405,844 29,577,911
Total Energy Services, Inc. 51,092 430,155
*Touchstone Exploration, Inc. 100 18
Tourmaline Oil Corp. 324,594 13,844,930
TransAlta Corp., Class A 88,740 1,069,976
#TransAlta Corp., Class A 256,282 3,088,198
Transcontinental, Inc., Class A 98,571 1,373,884
Trican Well Service, Ltd. 303,494 1,249,055
Triple Flag Precious Metals
Corp. 22,384 510,803
Triple Flag Precious Metals
Corp. 2,200 50,316
*Trisura Group, Ltd., Class B 25,581 782,482
*Valeura Energy, Inc. 44,337 299,204

Dimensional International Core Equity 2 ETF
continued
Shares Value
CANADA — (Continued)
Vecima Networks, Inc. 3,208 $ 24,364
Velan, Inc. 1,000 10,850
Vermilion Energy, Inc. 82,670 679,547
Vermilion Energy, Inc. 11,316 93,062
VersaBank 6,008 71,015
*VerticalScope Holdings, Inc. 8,900 24,462
*<Victoria Gold Corp. 1,104 144
*Viemed Healthcare, Inc. 9,492 57,806
*Vitalhub Corp. 16,000 159,242
Wajax Corp. 1,218 20,791
*Wall Financial Corp. 404 4,632
Waste Connections, Inc. 37,627 7,023,832
*Well Health Technologies
Corp. 335,416 1,108,713
*Wesdome Gold Mines, Ltd. 213,672 2,550,062
#West Fraser Timber Co., Ltd. 37,020 2,565,856
West Fraser Timber Co., Ltd. 9,357 650,127
Westshore Terminals
Investment Corp. 40,290 822,090
Wheaton Precious Metals
Corp. 23,017 2,109,663
Wheaton Precious Metals
Corp. 28,730 2,629,082
Whitecap Resources, Inc. 434,883 3,279,018
Whitecap Resources, Inc. 951,920 7,201,970
Winpak, Ltd., Class A 16,550 490,078
WSP Global, Inc. 46,718 9,640,625
*Yangarra Resources, Ltd. 70,006 52,155
Yellow Pages, Ltd. 21 167
TOTAL CANADA 1,101,634,733
DENMARK — (2.0%)
*ALK-Abello A/S 123,710 3,627,898
Alm Brand A/S 1,105,879 3,063,288
#Ambu A/S, Class B 202,194 2,986,462
AP Moller - Maersk A/S, Class
A 1,059 2,092,060
AP Moller - Maersk A/S, Class
B 1,868 3,723,193
*Bang & Olufsen A/S 82,261 165,030
*Bavarian Nordic A/S 101,923 3,712,771
Carlsberg A/S, Class B 49,980 6,273,707
cBrain A/S 4,345 142,615
Chemometec A/S 9,432 732,009
Coloplast A/S, Class B 47,278 4,375,491
Columbus A/S 9,923 15,129
D/S Norden A/S 3,740 130,674
Danske Bank A/S 295,462 11,805,157
*Demant A/S 80,061 3,057,615
DSV A/S 68,205 15,320,325
FLSmidth & Co. A/S,
Registered 64,038 3,810,938
Foroya Banki P/F 2,321 67,460
*Genmab A/S 43,729 9,641,393
*Genmab A/S, Class S, ADR 1,800 39,006
#*GN Store Nord A/S 111,410 1,601,812
H Lundbeck A/S, Class A 53,116 239,924
H Lundbeck A/S, Class A 316,571 1,672,233
Shares Value
DENMARK — (Continued)
*H+H International A/S, Class
B 21,941 $ 352,006
#Harboes Bryggeri A/S, Class
B 731 14,912
*Huscompagniet A/S 5,492 39,254
ISS A/S 182,846 5,283,586
Jeudan A/S 3,235 105,190
Jyske Bank A/S, Registered 67,941 6,856,780
Matas A/S 36,652 755,543
#MT Hoejgaard Holding A/S 336 21,258
Ω*Netcompany Group A/S 59,828 2,215,155
*Nilfisk Holding A/S, Class B 1,898 27,102
*NKT A/S 60,900 5,398,928
Ω*NNIT A/S 3,511 35,703
Novo Nordisk A/S, Class B 411,801 19,864,171
#Novo Nordisk A/S, Class B,
Sponsored ADR 202,459 9,529,745
Novonesis Novozymes B,
Class B 193,302 12,624,215
#*NTG Nordic Transport
Group A/S 431 12,970
Ω#*Orsted A/S 32,771 1,549,621
Pandora A/S 90,517 15,070,317
Per Aarsleff Holding A/S 12,762 1,381,929
Ringkjoebing Landbobank A/S 31,570 6,987,202
ROCKWOOL A/S, Class A 15,580 686,181
ROCKWOOL A/S, Class B 135,569 5,955,193
Royal Unibrew A/S 59,057 4,440,247
#*RTX A/S 12 151
ΩScandinavian Tobacco
Group A/S 64,652 849,817
Schouw & Co. A/S 13,489 1,274,450
SP Group A/S 8,497 348,620
Sparekassen Sjaelland-Fyn
A/S 9,599 490,267
Sydbank A/S 81,783 6,093,726
Tivoli A/S 268 25,403
TORM PLC, Class A 43,239 800,470
*Trifork Group AG 4,017 57,792
#Tryg A/S 297,352 7,201,374
Vestas Wind Systems A/S 164,773 3,032,702
Vestjysk Bank A/S 204,919 149,921
TOTAL DENMARK 197,828,091
FINLAND — (1.6%)
Aktia Bank OYJ 29,961 346,346
#Alandsbanken Abp, Class B 703 31,380
Alma Media OYJ 12,759 192,763
#Anora Group OYJ 24,747 90,495
Aspo OYJ 5,813 35,129
Atria OYJ 9,737 148,778
#Bittium OYJ 2,376 28,337
#Citycon OYJ 54,544 235,603
Digia OYJ 1,309 10,997
Elisa OYJ 163,096 8,430,046
ΩEnento Group OYJ 12,890 229,264
#eQ OYJ 3,591 53,225
#Evli OYJ, Class B 519 11,405
#Finnair OYJ 2,463 8,113

Dimensional International Core Equity 2 ETF
continued
Shares Value
FINLAND — (Continued)
#Fiskars OYJ Abp 19,332 $ 318,177
#Fortum OYJ 361,908 6,664,797
F-Secure OYJ 18,440 34,739
Gofore OYJ 864 17,741
Harvia OYJ 14,248 828,419
Hiab OYJ, Class B 52,912 3,621,496
HKFoods OYJ 7,450 13,558
Huhtamaki OYJ 100,789 3,488,411
Kalmar OYJ, Class B 27,703 1,257,512
Kemira OYJ 124,467 2,661,116
Kesko OYJ, Class A 41,421 904,548
Kesko OYJ, Class B 407,053 8,889,187
*Kojamo OYJ 96,355 1,228,548
Kone OYJ, Class B 133,389 8,235,001
Konecranes OYJ 69,046 5,792,622
Lassila & Tikanoja OYJ 26,353 285,334
*Lindex Group OYJ 108,390 352,943
Mandatum OYJ 370,058 2,523,498
Marimekko OYJ 28,427 424,269
Metsa Board OYJ 4 26
#Metso OYJ, Class B 734,348 9,300,066
NoHo Partners OYJ 1,178 12,377
Nokia OYJ 1,712,120 7,031,036
Nokia OYJ, Sponsored ADR 377,285 1,539,323
#Nokian Renkaat OYJ, Class
B 117,634 1,060,942
Nordea Bank Abp 1,584,201 23,208,814
Olvi OYJ, A Shares 10,213 390,420
*Optomed Oy 2,420 12,464
Oriola OYJ, Class B 124,343 155,694
Orion OYJ, Class A 12,843 1,024,547
#Orion OYJ, Class B 146,315 11,772,721
#Outokumpu OYJ 498,741 1,890,593
Pihlajalinna OYJ 15,073 282,066
Ponsse OYJ 1,637 59,956
Puuilo OYJ 69,131 1,083,201
#*QT Group OYJ 21,718 1,503,862
Raisio OYJ, Class V 102,365 294,075
Revenio Group OYJ 12,569 378,346
Sampo OYJ, A Shares 784,400 8,453,504
Sampo OYJ, A Shares 170,205 1,831,051
Sanoma OYJ 94,021 1,091,177
Scanfil OYJ 19,729 253,807
Siili Solutions OYJ 1,252 9,286
*SRV Group OYJ, Class B 12 73
#Stora Enso OYJ, Class R 225,447 2,331,080
*Suominen OYJ 40 88
Taaleri PLC 13,398 108,416
Talenom OYJ 1,799 7,207
ΩTerveystalo OYJ 101,985 1,255,976
TietoEVRY OYJ 123,803 2,139,640
Tokmanni Group Corp. 52,750 518,317
#UPM-Kymmene OYJ 333,583 8,685,964
Vaisala OYJ, A Shares 18,753 1,016,304
#Valmet OYJ 143,175 5,196,323
Wartsila OYJ Abp 226,570 6,285,904
#*WithSecure OYJ 28,139 31,916
Shares Value
FINLAND — (Continued)
*YIT OYJ 170,300 $ 593,714
TOTAL FINLAND 158,204,073
FRANCE — (7.2%)
*74Software SA 6,043 257,985
ABC arbitrage 15,100 107,844
Accor SA 107,912 5,515,961
#Aeroports de Paris SA 24,934 3,036,451
*Air France-KLM 5,055 66,969
Air Liquide SA 44,640 8,828,778
Airbus SE 81,324 16,385,617
AKWEL SADIR, Class B 7,570 74,685
*Alstom SA 355,727 8,403,481
Alten SA 25,070 2,055,906
ΩAmundi SA 46,774 3,482,447
Ω*Aramis Group SAS 9,519 58,506
Arkema SA 69,168 4,742,035
Assystem SA 488 27,117
Aubay 3,777 217,012
AXA SA 250,486 12,236,031
ΩAyvens SA 108,848 1,177,917
*Bastide le Confort Medical 1,149 40,110
Beneteau SACA 34,801 325,223
BioMerieux 18,895 2,720,572
BNP Paribas SA 185,133 16,964,150
Boiron SA, Class A 1,019 24,492
Bollore SE, Class A 251,649 1,458,839
Bonduelle SCA 6,972 63,998
Bouygues SA 233,984 9,681,155
Bureau Veritas SA 225,908 6,991,510
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 307
Capgemini SE 85,117 12,752,304
Carrefour SA 667,763 9,607,056
CBo Territoria 652 2,731
*Cegedim SA 6,815 85,021
Cie de Saint-Gobain SA 283,153 32,505,346
Cie des Alpes, Registered 9,327 246,063
Cie Generale des
Etablissements Michelin SCA 627,684 22,457,568
*Claranova SE, Registered 27,286 78,231
*Clariane SE, Registered 7,630 39,787
Coface SA 165,757 3,096,169
Credit Agricole SA 326,781 6,040,349
Danone SA 165,049 13,578,558
Dassault Aviation SA 7,737 2,412,195
Dassault Systemes SE 29,890 988,340
Derichebourg SA 102,605 679,367
Edenred SE 37,115 1,067,092
Eiffage SA, Class P 96,353 12,974,477
#*Ekinops SAS 5,914 23,352
Electricite de Strasbourg SA,
Class B 279 47,101
Ω*Elior Group SA 125,278 374,238
Elis SA 249,803 6,930,474
Engie SA 1,341,923 30,134,174
#Eramet SA 6,175 343,342
EssilorLuxottica SA, Class B 30,634 9,137,151

Dimensional International Core Equity 2 ETF
continued
Shares Value
FRANCE — (Continued)
Esso SA Francaise 3,145 $ 347,900
Etablissements Maurel et
Prom SA 77,792 479,016
*Euroapi SA 44,058 145,228
Eurofins Scientific SE 131,924 10,164,841
Euronext NV 47,074 7,629,166
Exel Industries SA, Class A 115 5,265
FDJ UNITED 111,983 3,509,282
*FIGEAC-AERO 1,808 21,314
Fnac Darty SA 14,579 496,418
*Forvia SE 3,372 43,380
Gaztransport Et Technigaz SA 39,908 7,536,620
Getlink SE 290,360 5,284,046
GL Events SACA 7,952 275,318
Groupe Crit SA 482 34,424
*Guerbet 5,989 143,948
Hermes International SCA,
Class B 5,838 14,372,661
*ID Logistics Group SACA 3,678 1,854,344
Imerys SA 44,283 1,097,813
Infotel SA 820 37,635
Interparfums SA 5,344 197,316
Ipsen SA 40,932 4,858,189
IPSOS SA 46,018 2,080,451
Jacquet Metals SACA 11,277 290,408
JCDecaux SE 81,629 1,350,035
Kaufman & Broad SA 16,938 606,791
#Kering SA, Class A 10,295 2,551,038
Laurent-Perrier 1,137 123,368
Lectra 3,397 95,062
Legrand SA 90,984 13,532,374
Linedata Services 1 78
LISI SA 14,820 804,006
L'Oreal SA 27,414 12,216,457
Louis Hachette Group 222,929 418,577
LVMH Moet Hennessy Louis
Vuitton SE 59,763 32,309,408
Ω#*Maisons du Monde SA 2,925 7,415
Manitou BF SA 7,118 158,375
Metropole Television SA 27,760 407,324
#Neurones 235 11,633
Nexans SA 43,261 6,263,539
#*Nexity SA 49,150 645,238
NRJ Group 18,274 152,264
Oeneo SA 20 218
Opmobility, Registered 67,011 1,032,343
Orange SA 1,926,853 29,430,650
*OSE Immuno 2,526 18,503
*OVH Groupe SA 3,948 47,717
Pernod Ricard SA 54,601 5,646,892
*Pierre Et Vacances SA 106,637 207,730
Pluxee NV 65,539 1,337,469
Publicis Groupe SA 135,939 12,478,177
Quadient SA 30,566 564,644
Renault SA 165,488 6,195,548
Rexel SA 282,792 8,603,096
Robertet SA, Class A 118 111,556
Rubis SCA 58,458 1,864,051
Shares Value
FRANCE — (Continued)
SA d'Explosifs et de Produits
Chimiques 195 $ 43,745
Safran SA, Class B 65,216 21,609,037
Sanofi SA 156,843 14,152,868
Sartorius Stedim Biotech 2,696 543,082
Savencia SA 2,791 207,638
Schneider Electric SE 38,514 10,061,486
SCOR SE 177,407 5,823,480
SEB SA 33,140 2,442,705
Seche Environnement SACA 2,901 338,673
SES SA 453,418 3,137,096
Ω#*SMCP SA 13,378 77,784
Societe BIC SA 33,572 2,051,876
Societe Generale SA 300,766 19,263,675
Societe LDC SADIR 1,540 163,217
Sodexo SA 108,121 6,472,088
Sopra Steria Group 18,649 4,042,669
SPIE SA 183,245 10,811,688
Ω*SRP Groupe SA 4,010 2,111
Stef SA 3,370 510,682
STMicroelectronics NV- NYS 91,108 2,316,876
Sword Group 4,273 177,775
Synergie SE 12 473
Technip Energies NV 181,959 7,888,895
Teleperformance SE 66,010 6,476,265
#Television Francaise 1 SA 71,102 682,773
TFF Group 663 13,583
Thales SA 31,411 8,477,314
Thermador Groupe 2,128 199,231
TotalEnergies SE 1,153,122 68,655,969
Trigano SA 12,365 2,128,505
Valeo SE 292,308 3,213,779
Vallourec SACA 255,692 4,795,085
Veolia Environnement SA 180,561 6,137,805
ΩVerallia SA 70,270 2,272,871
Vetoquinol SA 1,579 139,519
Vicat SACA 20,201 1,313,270
VIEL & Cie SA 1,848 33,207
Vinci SA 199,199 27,723,843
Virbac SACA 2,579 1,025,744
#*Viridien 11,630 776,700
Vivendi SE 518,620 1,973,666
#*Voltalia SA, Registered 27,849 236,508
VusionGroup 203 52,509
Wavestone 2,959 196,768
TOTAL FRANCE 719,306,676
GERMANY — (8.3%)
1&1 AG 34,218 722,968
*7C Solarparken AG 23,221 48,850
Adesso SE 3,347 310,677
adidas AG 63,698 12,251,718
Adtran Networks SE 4,417 104,648
All for One Group SE 2,824 158,054
Allgeier SE 6,973 149,243
Allianz SE, Registered 50,379 20,019,902
AlzChem Group AG 8,614 1,469,007
#Amadeus Fire AG 534 40,949
Atoss Software SE 8,799 1,186,346

Dimensional International Core Equity 2 ETF
continued
Shares Value
GERMANY — (Continued)
ΩAumann AG 4,092 $ 56,014
Aurubis AG 33,579 3,368,623
BASF SE 793,224 39,184,109
Bayer AG, Registered 794,451 24,868,932
Bayerische Motoren Werke AG 95,017 9,122,050
Bechtle AG 82,598 3,613,208
ΩBefesa SA 27,987 845,014
Beiersdorf AG, Class B 29,359 3,662,692
Bertrandt AG, Class B 2,482 55,054
Bijou Brigitte AG 4,441 195,184
Bilfinger SE 21,746 2,357,013
Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 103,881 434,566
#Brenntag SE 140,088 8,744,777
Ω*Brockhaus Technologies AG 4,221 63,288
CANCOM SE 41,779 1,231,312
Carl Zeiss Meditec AG, Class
BR 5,217 290,434
*CECONOMY AG 177,092 899,942
*CENIT AG 787 6,864
Cewe Stiftung & Co. KGAA 5,906 680,024
Commerzbank AG 542,713 19,901,941
Continental AG 132,703 11,421,714
*Covestro AG 121,292 8,246,151
CTS Eventim AG & Co. KGaA 63,807 7,248,223
Daimler Truck Holding AG 447,645 21,943,935
Ω*Delivery Hero SE 20,644 621,179
Dermapharm Holding SE 19,510 748,057
Deutsche Bank AG,
Registered 75,301 2,498,082
#*Deutsche Bank AG,
Registered Sponsored 668,311 22,040,897
Deutsche Boerse AG 69,582 20,236,447
Deutsche Lufthansa AG,
Registered 93,439 806,794
Deutsche Post AG 696,451 31,446,352
Deutsche Telekom AG 1,666,943 60,060,393
Deutsche Wohnen SE 19,472 496,990
Deutz AG 132,443 1,169,493
Draegerwerk AG & Co. KGaA 2,884 196,072
Duerr AG 84,214 2,178,339
ΩDWS Group GmbH & Co.
KGaA 51,284 3,096,257
E.ON SE 1,513,577 27,639,744
Eckert & Ziegler SE 13,040 995,488
*EDAG Engineering Group AG 3,040 21,920
Elmos Semiconductor SE 9,162 922,796
ElringKlinger AG 31,188 155,635
Energiekontor AG 153 8,642
Evonik Industries AG 299,472 5,988,001
#*Evotec SE 98,415 793,664
Fabasoft AG 5,032 95,029
Fielmann Group AG 28,216 1,795,572
flatexDEGIRO AG 116,418 3,544,333
FORTEC Elektronik AG 4 69
#*Fraport AG Frankfurt Airport
Services Worldwide 44,279 3,311,891
Freenet AG 157,242 5,121,960
Shares Value
GERMANY — (Continued)
Fresenius Medical Care AG 179,693 $ 9,148,052
Fresenius SE & Co. KGaA 163,823 7,871,364
Friedrich Vorwerk Group SE 10,183 992,997
FUCHS SE 29,147 1,032,493
GEA Group AG, Registered 182,669 13,192,494
#Gerresheimer AG 42,501 2,110,189
Gesco SE 5,065 104,928
GFT Technologies SE 18,054 377,317
*Grand City Properties SA 39,947 506,590
Hannover Rueck SE 27,226 8,301,389
Ω#Hapag-Lloyd AG 11,572 1,680,749
Hawesko Holding SE 4 106
Heidelberg Materials AG 100,690 23,336,948
#*Heidelberger
Druckmaschinen AG 276,208 722,362
Hella GmbH & Co. KGaA 7,659 762,648
#*HelloFresh SE, Registered 261,764 2,784,488
Henkel AG & Co. KGaA 31,514 2,247,110
Hensoldt AG 66,165 7,277,537
HOCHTIEF AG 16,016 3,514,058
*HomeToGo SE 7,982 14,297
Hornbach Holding AG & Co.
KGaA 16,167 1,913,298
HUGO BOSS AG 52,789 2,479,611
Indus Holding AG 25,350 689,087
Infineon Technologies AG 769,828 30,516,982
Init Innovation in Traffic
Systems SE 1,642 77,805
ΩInstone Real Estate Group
SE 36,036 385,639
IVU Traffic Technologies AG 8,950 216,141
Jenoptik AG 41,914 897,085
ΩJOST Werke SE 15,838 937,181
K+S AG, Registered 234,389 3,562,608
KION Group AG 90,581 5,624,314
Kloeckner & Co. SE 8,838 64,941
Knorr-Bremse AG 66,814 6,718,030
*Koenig & Bauer AG 10,077 163,546
#Kontron AG 65,971 2,150,432
Krones AG 19,484 2,899,040
KWS Saat SE & Co. KGaA 13,759 984,237
#LANXESS AG 114,227 3,163,857
LEG Immobilien SE,
Registered 50,346 4,019,221
Leifheit AG, Registered 4,689 82,112
*LPKF Laser & Electronics SE 3,681 33,367
*Medios AG 961 14,123
Mercedes-Benz Group AG 311,682 17,872,370
Merck KGaA 12,918 1,630,810
MLP SE, Registered 51,153 495,892
MTU Aero Engines AG, Class
R 28,404 12,295,147
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 50,033 32,961,732
Multitude PLC 6,338 47,515
#Mutares SE & Co. KGaA 10,988 381,689
Nagarro SE 9,215 587,467

Dimensional International Core Equity 2 ETF
continued
Shares Value
GERMANY — (Continued)
Nemetschek SE, Registered 40,395 $ 6,061,261
*Nordex SE 106,731 2,638,621
Norma Group SE 15,007 267,605
*Pentixapharm Holding AG 8,693 19,949
Pfeiffer Vacuum Technology
AG 1,174 208,810
ProCredit Holding AG, Class B 23,544 245,219
ProSiebenSat.1 Media SE 127,795 1,172,330
Puma SE 6,551 139,799
#*PVA TePla AG 13,831 336,867
*q.beyond AG 66,960 72,653
#QIAGEN NV 21,668 1,086,240
QIAGEN NV 89,744 4,427,969
Rational AG 5,298 4,120,350
Rheinmetall AG 22,139 43,975,958
#RTL Group SA 40,827 1,616,800
RWE AG 236,894 9,736,484
SAF-Holland SE 10,485 190,569
Salzgitter AG, Class D 31,586 825,702
SAP SE 24,503 7,033,629
#SAP SE, Sponsored ADR 31,591 9,057,140
Schaeffler AG 132,816 773,750
ΩScout24 SE 6,902 927,418
Secunet Security Networks AG 434 108,784
#*SFC Energy AG, Class BR 2,129 53,730
Siemens AG, Registered 131,964 33,968,598
*Siemens Energy AG 239,183 27,923,071
ΩSiemens Healthineers AG 55,057 2,980,618
Sixt SE 19,525 2,040,302
STRATEC SE 1,989 63,287
Stroeer SE & Co. KGaA 36,363 1,964,420
Suedzucker AG 83,086 955,711
SUSS MicroTec SE 17,232 631,524
Symrise AG 88,756 8,076,023
TAG Immobilien AG 138,008 2,231,923
Takkt AG 18,820 116,102
Talanx AG 61,274 8,177,254
Ω*TeamViewer SE, Class R 163,421 1,685,254
Technotrans SE 2,506 69,985
thyssenkrupp AG 585,850 6,852,831
*TUI AG 659,193 6,005,627
United Internet AG 96,427 2,781,198
Volkswagen AG, Registered,
Class R 10,740 1,156,716
Vonovia SE, Class R 180,828 5,646,024
Vossloh AG, Class A 13,534 1,336,810
#Wacker Chemie AG 465 34,966
Wacker Neuson SE 40,659 1,068,002
Washtec AG 8,117 372,540
*Westwing Group SE 1,538 16,195
Wuestenrot &
Wuerttembergische AG 18,087 290,647
Ω*Zalando SE 194,050 5,712,383
Zeal Network SE 988 54,618
TOTAL GERMANY 838,047,183
HONG KONG — (1.6%)
AIA Group, Ltd. 2,031,200 18,992,367
ASMPT, Ltd. 286,000 2,437,376
Shares Value
HONG KONG — (Continued)
Bank of East Asia, Ltd. (The) 1,150,393 $ 1,779,079
Best Mart 360 Holdings, Ltd. 196,000 57,177
BOC Hong Kong Holdings, Ltd. 675,500 3,037,599
Bright Smart Securities &
Commodities Group, Ltd. 1,302,000 2,448,092
Ω#Budweiser Brewing Co.
APAC, Ltd. 468,100 492,549
Build King Holdings, Ltd. 40,000 6,471
#Cafe de Coral Holdings, Ltd. 436,000 402,120
Cathay Pacific Airways, Ltd. 1,394,000 2,077,682
#*Central New Energy Holding
Group, Ltd. 82,000 84,507
*Chi Kan Holdings, Ltd. 16,000 5,198
Chinese Estates Holdings, Ltd. 402,000 67,085
Chow Sang Sang Holdings
International, Ltd. 336,000 355,689
CITIC Telecom International
Holdings, Ltd. 2,263,000 735,115
CK Asset Holdings, Ltd. 846,000 3,885,134
CK Hutchison Holdings, Ltd. 738,500 4,835,529
CK Infrastructure Holdings,
Ltd. 215,500 1,519,481
*CK Life Sciences Int'l
Holdings, Inc. 1,014,000 129,172
CLP Holdings, Ltd. 289,000 2,508,962
C-Mer Medical Holdings, Ltd. 196,000 45,442
CN Logistics International
Holdings, Ltd. 36,000 15,271
#*Cowell e Holdings, Inc. 308,000 1,041,707
Ω#Crystal International Group,
Ltd. 671,000 483,804
CTF Services, Ltd. 296,000 290,344
Dah Sing Banking Group, Ltd. 584,800 683,881
Dah Sing Financial Holdings,
Ltd. 227,200 845,126
Dream International, Ltd. 202,000 350,476
#EC Healthcare 543,000 45,654
Emperor International
Holdings, Ltd. 240,000 5,748
Emperor Watch & Jewellery,
Ltd. 120,000 6,115
Fairwood Holdings, Ltd. 23,000 16,232
Far East Consortium
International, Ltd. 944,123 95,013
First Pacific Co., Ltd. 2,744,000 2,163,740
Ω#*FIT Hon Teng, Ltd. 2,123,000 722,090
FSE Lifestyle Services, Ltd. 123,000 91,506
Galaxy Entertainment Group,
Ltd. 680,000 3,326,369
Giordano International, Ltd.,
Registered 1,700,000 322,675
Golden Resources
Development International,
Ltd. 152,000 6,874
*GR Life Style Company Ltd 400,000 52,484
Great Eagle Holdings, Ltd. 226,000 423,786
#Guoco Group, Ltd. 10,000 94,395
#Guotai Junan International
Holdings, Ltd. 4,677,000 3,813,095

Dimensional International Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
Hang Lung Group, Ltd. 886,000 $ 1,604,958
Hang Lung Properties, Ltd. 2,479,429 2,552,075
Hang Seng Bank, Ltd. 93,500 1,364,981
Henderson Land Development
Co., Ltd. 483,000 1,692,038
HK Electric Investments & HK
Electric Investments, Ltd. 944,000 735,959
HKBN, Ltd. 532,000 338,176
*HKR International, Ltd. 800 95
HKT Trust & HKT, Ltd., Class
SS 3,306,000 5,205,371
Hong Kong & China Gas Co.,
Ltd. 3,071,000 2,742,384
Hong Kong Exchanges &
Clearing, Ltd. 221,100 12,026,713
Hong Kong Technology
Venture Co., Ltd. 557,978 115,860
*Hongkong & Shanghai Hotels,
Ltd. (The) 387,000 288,401
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,598,000 219,852
Hysan Development Co., Ltd. 397,000 791,977
IGG, Inc. 904,000 475,608
ΩImpro Precision Industries,
Ltd. 367,000 142,125
International Housewares
Retail Co., Ltd. 76,000 8,326
Jacobson Pharma Corp., Ltd. 70,000 14,892
JBM Healthcare, Ltd. 74,000 27,903
Johnson Electric Holdings, Ltd. 619,447 1,838,613
Karrie International Holdings,
Ltd. 642,000 75,241
Kerry Properties, Ltd., Class B 708,000 1,894,013
KLN Logistics Group Ltd 572,500 601,672
Kowloon Development Co.,
Ltd. 309,319 126,092
Luk Fook Holdings
International, Ltd., Registered 321,000 840,325
Man Wah Holdings, Ltd. 1,758,400 992,320
*Melco International
Development, Ltd. 154,499 107,067
MGM China Holdings, Ltd.,
Class B 411,200 869,544
*Midland Holdings, Ltd., Class
B 458,000 103,269
#Modern Dental Group, Ltd.,
Class B 396,000 219,440
#*Mongolian Mining Corp. 645,000 647,465
MTR Corp., Ltd. 201,500 725,143
*NagaCorp, Ltd. 1,376,333 725,862
Nameson Holdings, Ltd. 768,000 78,268
*New Focus Auto Tech
Holdings, Ltd. 1,504,000 10,346
#Nissin Foods Co., Ltd. 123,000 106,548
Oriental Watch Holdings,
Class B 624,000 269,473
#Pacific Basin Shipping, Ltd. 4,231,000 1,223,487
Pacific Textiles Holdings, Ltd. 795,000 148,873
Paradise Entertainment, Ltd. 52,000 6,492
Shares Value
HONG KONG — (Continued)
PAX Global Technology, Ltd. 612,000 $ 530,920
PCCW, Ltd. 3,700,000 2,653,630
Perfect Medical Health
Management, Ltd. 337,000 70,405
Pico Far East Holdings, Ltd. 876,000 285,676
#Plover Bay Technologies, Ltd. 192,000 162,894
Power Assets Holdings, Ltd. 288,000 1,896,764
PRADA SpA 203,500 1,112,121
Public Financial Holdings, Ltd. 132,000 22,869
#Sa Sa International Holdings,
Ltd., Class B 934,000 73,768
ΩSamsonite Group SA 1,554,000 3,179,266
Sands China, Ltd. 556,800 1,350,506
*Shandong Hi-Speed Holdings
Group, Ltd. 413,000 921,753
Shangri-La Asia, Ltd. 1,068,000 619,032
*Shenwan Hongyuan HK, Ltd. 210,000 56,446
*Shun Tak Holdings, Ltd.,
Registered 1,150,000 96,688
*Sinohope Technology
Holdings, Ltd. 184,500 109,995
SITC International Holdings
Co., Ltd. 1,240,000 4,020,127
*SJM Holdings, Ltd. 2,067,000 821,534
*Smart Fish Wealthlink
Holdings, Ltd. 16,534,000 40,019
SmarTone
Telecommunications Holdings,
Ltd. 387,000 226,284
*Solomon Systech
International, Ltd. 2,030,000 118,955
#Stella International Holdings,
Ltd. 715,500 1,421,885
Sun Hung Kai Properties, Ltd. 221,500 2,638,248
SUNeVision Holdings, Ltd. 902,000 897,404
Swire Pacific, Ltd., Class A 274,500 2,484,487
Swire Pacific, Ltd., Class B 330,000 519,592
Swire Properties, Ltd. 245,600 660,148
Tai Hing Group Holdings, Ltd. 352,000 42,599
Techtronic Industries Co., Ltd.,
Class B 511,500 6,144,516
#*Television Broadcasts, Ltd. 376,200 199,841
Texhong International Group,
Ltd. 257,500 156,468
*Theme International Holdings,
Ltd. 1,760,000 188,331
#*Tongda Group Holdings, Ltd. 3,360,000 50,079
Town Health International
Medical Group, Ltd. 6,000 210
Transport International
Holdings, Ltd. 140,966 161,617
United Laboratories
International Holdings, Ltd.
(The) 1,680,000 3,163,108
#Value Partners Group, Ltd. 1,283,000 349,760
Vitasoy International Holdings,
Ltd. 656,000 767,144
*Viva Goods Company, Ltd. 1,720,000 116,127
VSTECS Holdings, Ltd. 922,000 1,071,164

Dimensional International Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
VTech Holdings, Ltd. 182,700 $ 1,356,868
*Wang On Group, Ltd. 40,000 117
ΩWH Group, Ltd. 6,884,500 6,937,120
Wharf Real Estate Investment
Co., Ltd. 714,000 2,269,337
Wynn Macau, Ltd., Class B 1,014,400 841,241
#Xinyi Glass Holdings, Ltd. 3,001,685 3,097,280
Yue Yuen Industrial Holdings,
Ltd. 908,500 1,428,139
#*Yunfeng Financial Group,
Ltd. 112,000 51,648
#*Zhaobangji Lifestyle
Holdings, Ltd. 1,080,000 16,097
TOTAL HONG KONG 158,155,685
IRELAND — (0.5%)
AIB Group PLC 2,290,851 18,222,768
Bank of Ireland Group PLC 918,508 12,410,281
Cairn Homes PLC 738,301 1,842,140
Dalata Hotel Group PLC 247,526 1,807,483
FBD Holdings PLC 17,217 274,893
Glanbia PLC 204,571 2,985,293
Ω*Glenveagh Properties PLC 491,545 1,054,303
Irish Continental Group PLC 42,175 267,422
Kerry Group PLC, Class A 43,525 4,042,593
Kingspan Group PLC 99,748 8,294,162
*Permanent TSB Group
Holdings PLC 17,979 42,802
TOTAL IRELAND 51,244,140
ISRAEL — (1.1%)
*Accel Solutions Group, Ltd. 11,167 6,767
*AFI Properties, Ltd. 12 729
Africa Israel Residences, Ltd. 3,667 296,918
*Airport City, Ltd. 21,829 391,205
*Allot, Ltd., Registered 2,852 22,319
Alrov Properties and Lodgings,
Ltd., Registered 4 298
Altshuler Shaham Finance,
Ltd. 44,778 81,621
Amos Luzon Development and
Energy Group, Ltd. 16,613 15,053
Amot Investments, Ltd. 49,825 341,605
Analyst IMS Investment
Management Services, Ltd. 1,832 65,556
Arad, Ltd. 11,763 180,054
*Argo Properties NV 10,640 348,750
Aryt Industries, Ltd. 9,369 92,900
Ashtrom Group, Ltd. 26,592 557,142
AudioCodes, Ltd. 35,035 351,051
Aura Investments, Ltd. 33,670 226,280
Automatic Bank Services, Ltd. 13,900 88,580
Ayalon Holdings, Ltd. 6,090 104,707
Azorim-Investment
Development & Construction
Co., Ltd. 46,406 301,613
Azrieli Group, Ltd. 4,331 428,300
Bank Hapoalim BM 420,141 7,925,787
Bank Leumi Le-Israel BM,
Class IS 728,146 13,536,570
Shares Value
ISRAEL — (Continued)
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 7,091 $ 1,349,811
Bezeq The Israeli
Telecommunication Corp., Ltd. 713,469 1,332,260
*Big Shopping Centers, Ltd. 3,427 656,793
Blue Square Real Estate, Ltd. 3,423 391,880
#*Camtek, Ltd. 7,201 705,752
Carasso Motors, Ltd. 40,779 482,722
Castro Model, Ltd. 1,356 58,835
*Cellcom Israel, Ltd. 133,111 1,212,383
*CIELO-BLU GROUP, Ltd. 25,590 30,964
Clal Insurance Enterprises
Holdings, Ltd., Registered 78,957 3,809,839
Danel Adir Yeoshua, Ltd. 4,884 672,727
Danya Cebus, Ltd. 6,970 255,576
Delek Automotive Systems,
Ltd. 23,468 184,144
Delek Group, Ltd. 10,201 2,084,340
Delta Galil, Ltd. 10,860 577,796
Delta Israel Brands, Ltd. 3,770 97,756
#Diplomat Holdings, Ltd. 8,324 130,040
*Doral Group Renewable
Energy Resources, Ltd., Class
B 136,351 649,080
#Duniec Brothers, Ltd. 1,748 118,350
*El Al Israel Airlines 318,539 1,291,958
Elbit Systems, Ltd. 1,057 493,312
Electra Consumer Products
1970, Ltd. 9,729 387,428
#*Electra Real Estate, Ltd. 16,356 221,866
Electra, Ltd., Class B 1,061 647,339
*Ellomay Capital, Ltd. 820 14,906
Energix-Renewable Energies,
Ltd. 52,898 207,376
*Enlight Renewable Energy,
Ltd. 1,912 47,092
*Enlight Renewable Energy,
Ltd. 39,938 986,845
*Equital, Ltd. 19,285 840,709
*Fattal Holdings 1998, Ltd. 4,446 804,778
First International Bank Of
Israel, Ltd. (The) 43,592 3,042,677
FMS Enterprises Migun, Ltd. 2,673 114,875
Formula Systems 1985, Ltd. 6,889 831,529
Formula Systems 1985, Ltd.,
ADR 278 30,580
Fox Wizel, Ltd. 6,782 705,267
Gav-Yam Lands Corp., Ltd. 6,042 67,676
*Gilat Satellite Networks, Ltd. 34,940 263,137
*Hagag Group Real Estate
Development 35,677 223,783
Harel Insurance Investments &
Financial Services, Ltd. 36,306 1,101,187
Hilan, Ltd. 12,525 1,025,598
ICL Group, Ltd. 154,308 966,529
IDI Insurance Co., Ltd. 10,750 622,325
Ilex Medical, Ltd. 1,617 28,764
Inrom Construction Industries,
Ltd. 94,527 554,189

Dimensional International Core Equity 2 ETF
continued
Shares Value
ISRAEL — (Continued)
*Intercure, Ltd. 13,519 $ 20,339
Israel Canada T.R, Ltd., Class
A 107,417 536,673
Israel Discount Bank, Ltd.,
Class A 805,548 7,743,006
#Israel Shipyards Industries,
Ltd. 4,082 155,454
*Israir Group, Ltd. 138,642 89,456
Isras Investment Co., Ltd. 1,794 488,715
Issta, Ltd. 11,510 358,945
Kamada, Ltd. 21,280 157,259
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 72,504 131,796
Kenon Holdings, Ltd. 12,865 614,696
Kvutzat Acro, Ltd. 18,593 271,337
Lahav L.R. Real Estate, Ltd. 55,412 101,838
Land Development Nimrodi
Group, Ltd. 26,644 283,121
Lapidoth Capital, Ltd. 2,630 60,157
M Yochananof & Sons, Ltd. 5,865 541,794
#Magic Software Enterprises,
Ltd. 42,745 885,249
*Malam - Team, Ltd. 5,668 192,297
Matrix IT, Ltd. 30,298 1,118,113
Max Stock, Ltd. 69,671 371,705
Mediterranean Towers, Ltd. 88,745 320,702
Mega Or Holdings, Ltd. 14,983 705,737
Meitav Investment House, Ltd. 46,532 1,165,975
Menora Mivtachim Holdings,
Ltd. 14,356 1,253,389
*Meshek Energy Renewable
Energies, Ltd. 189,824 249,827
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,526 224,033
Migdal Insurance & Financial
Holdings, Ltd. 371,171 1,138,917
Mivne Real Estate KD, Ltd. 234,176 886,288
Mizrahi Tefahot Bank, Ltd. 48,643 3,018,143
Naphtha Israel Petroleum
Corp., Ltd. 15,239 115,171
*Nayax, Ltd. 2,939 129,945
Neto Malinda Trading, Ltd. 7,221 302,666
*Neto ME Holdings, Ltd. 346 21,111
Next Vision Stabilized
Systems, Ltd. 59,505 2,450,288
#*Nice, Ltd., Sponsored ADR 510 79,586
#*Nova, Ltd. 17,075 4,483,724
*Nova, Ltd., Registered 1,057 284,143
Novolog, Ltd. 149,284 61,164
Oil Refineries, Ltd. 3,001,969 787,524
One Software Technologies,
Ltd. 33,819 878,321
*OPC Energy, Ltd. 58,771 889,378
*OY Nofar Energy, Ltd. 1,382 41,469
#Palram Industries 1990, Ltd. 12,073 263,872
Partner Communications Co.,
Ltd. 133,057 1,231,501
Shares Value
ISRAEL — (Continued)
Paz Retail And Energy, Ltd. 11,042 $ 2,046,575
*Perion Network, Ltd. 2,975 32,270
Phoenix Financial, Ltd. 175,823 6,027,299
#Plasson Industries, Ltd.,
Class B 1,341 81,031
Polyram Plastic Industries, Ltd. 15,970 51,875
Prashkovsky Investments and
Construction, Ltd. 8,320 320,773
*Priortech, Ltd. 2,381 136,083
Qualitau, Ltd. 3,598 454,231
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 9,028 843,830
*Rani Zim Shopping Centers,
Ltd. 42,258 63,413
Retailors, Ltd. 11,143 231,886
Scope Metals Group, Ltd. 6,365 285,174
Shapir Engineering and
Industry, Ltd. 10,128 84,186
*Shikun & Binui Soltec
Renewable Energy 288,234 266,943
*Shikun & Binui, Ltd. 159,199 762,537
Shufersal, Ltd. 88,212 1,070,213
Strauss Group, Ltd. 11,940 321,535
Tadiran Group, Ltd. 1,898 101,149
ΩTamar Petroleum, Ltd. 42,342 506,716
*TAT Technologies, Ltd. 2,744 99,485
Tel Aviv Stock Exchange, Ltd. 71,199 1,350,275
Telsys, Ltd. 2,804 176,888
*Teva Pharmaceutical
Industries, Ltd. 114,414 1,886,890
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 133,543 2,063,240
Tiv Taam Holdings 1, Ltd. 37,125 89,579
*Tower Semiconductor, Ltd. 28,711 1,313,528
Turpaz Industries, Ltd. 804 12,221
*Veridis Environment, Ltd. 1,740 12,140
Victory Supermarket Chain,
Ltd. 4,280 62,965
#Villar International, Ltd. 1,521 85,317
YD More Investments, Ltd. 21,341 220,669
YH Dimri Construction &
Development, Ltd. 2,676 291,847
TOTAL ISRAEL 112,144,165
ITALY — (3.5%)
A2A SpA 2,030,992 4,958,288
ACEA SpA 59,232 1,317,231
Amplifon SpA 10,179 172,017
Ariston Holding NV, Class B 97,698 509,674
Arnoldo Mondadori Editore
SpA 161,589 373,591
Ascopiave SpA 87,321 302,827
Avio SpA 796 27,332
Azimut Holding SpA 162,253 5,547,032
B&C Speakers SpA 1,823 34,323
Banca Generali SpA 70,499 3,957,001
Banca IFIS SpA 41,467 1,154,247
Banca Mediolanum SpA 213,183 3,781,960

Dimensional International Core Equity 2 ETF
continued
Shares Value
ITALY — (Continued)
Banca Monte dei Paschi di
Siena SpA 1,359,577 $ 11,617,816
Banca Profilo SpA 440 84
Ω*Banca Sistema SpA, Class
R 24,788 53,394
Banco BPM SpA, Class R 1,466,955 18,804,748
Banco di Desio e della Brianza
SpA 55,828 480,510
#BasicNet SpA, Registered 1,672 13,664
#Biesse SpA 13,411 109,902
BPER Banca SPA 1,855,421 18,339,513
#Brembo NV 109,985 1,060,562
Brunello Cucinelli SpA 39,514 4,455,619
Buzzi SpA 98,294 5,143,585
*Cairo Communication SpA 92,861 290,154
ΩCarel Industries SpA 13,259 361,936
Cembre SpA 3,865 263,208
Cementir Holding NV 56,222 839,106
*CIR SpA-Compagnie
Industriali 620,252 479,897
Comer Industries SpA, Class R 1,237 46,297
Credito Emiliano SpA 98,539 1,500,004
#d'Amico International
Shipping SA 69,270 287,161
#Danieli & C Officine
Meccaniche SpA 24,301 1,048,572
Danieli & C Officine
Meccaniche SpA 53,981 1,764,541
Datalogic SpA, Class M 15,566 84,359
#Davide Campari-Milano NV,
Class M 25,762 178,684
De' Longhi SpA 11,371 375,602
Emak SpA 77,715 77,563
ΩEnav SpA 124,594 549,023
Enel SpA 1,932,490 17,104,011
Eni SpA, Class B 1,517,701 25,899,809
ERG SpA 53,647 1,165,398
#Esprinet SpA, Class B 32,528 155,062
#Ferrari NV, ADR 21,467 9,518,253
#Ferretti SpA 47,605 144,279
Fiera Milano SpA 22,947 165,462
Fila SpA 41,343 409,309
*Fincantieri SpA 1,806 35,160
FinecoBank Banca Fineco SpA 536,061 11,485,575
#FNM SpA, Registered 167,594 78,262
Garofalo Health Care SpA 11,890 68,179
Gefran SpA 3,871 46,520
Generali 209,236 7,835,783
#*Geox SpA 106 36
#GPI SpA 8,743 156,105
Hera SpA 1,186,546 5,087,273
#IMMSI SpA, Registered 190,642 110,627
ΩInfrastrutture Wireless
Italiane SpA 60,062 712,184
Intercos SpA 6,551 87,726
Interpump Group SpA, Class R 13,851 570,077
Intesa Sanpaolo SpA 2,155,109 13,060,743
Iren SpA 531,387 1,525,356
Italgas SpA 452,002 3,748,102
Shares Value
ITALY — (Continued)
Italian Sea Group SPA (The) 7,305 $ 45,901
Italmobiliare SpA 13,552 438,182
Iveco Group NV 292,661 6,081,263
#*Juventus Football Club SpA 6,048 19,188
Leonardo SpA 237,133 12,829,517
Lottomatica Group Spa 37,422 1,012,528
LU-VE SpA, Registered 3,141 116,658
Maire SpA 206,716 2,874,637
#MARR SpA 20,627 242,696
#Mediobanca Banca di Credito
Finanziario SpA 333,039 7,371,982
MFE-MediaForEurope NV,
Class A 278,336 885,619
MFE-MediaForEurope NV,
Class B 76,196 343,781
Moltiply Group SpA 14,566 722,707
Moncler SpA 130,111 6,990,203
*NewPrinces SpA 6,174 161,114
ΩNexi SpA 483,097 2,770,159
Orsero SpA 11,192 180,617
ΩOVS SpA 267,663 1,114,509
Pharmanutra SpA 3,349 176,130
#Piaggio & C SpA 212,598 461,593
ΩPirelli & C SpA 488,000 3,306,543
ΩPoste Italiane SpA 166,060 3,604,546
Prysmian SpA 141,393 11,389,637
ΩRAI Way SpA 122,456 819,915
Recordati Industria Chimica e
Farmaceutica SpA 74,996 4,326,148
Reply SpA 23,412 3,687,140
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 201,159 236,222
Sabaf SpA 1,924 30,169
#*Safilo Group SpA 196,730 245,431
Saipem SpA 1,901,494 5,101,352
#*Salvatore Ferragamo SpA 48,369 275,917
#Sanlorenzo SpA 12,738 431,545
#Sesa SpA 6,267 475,561
Snam SpA 592,348 3,440,013
Sogefi SpA 58,331 182,929
SOL SpA 23,348 1,250,628
#Stellantis NV, ADR 365,535 3,249,606
ΩTechnogym SpA 162,926 2,523,021
#*Telecom Italia SpA 14,230,300 6,575,147
*Telecom Italia SpA 711,437 368,132
Tenaris SA 94,192 1,664,539
Tenaris SA, Sponsored ADR 63,427 2,216,139
Terna - Rete Elettrica
Nazionale 452,927 4,381,475
*TREVI - Finanziaria
Industriale SpA 198,745 76,545
TXT e-solutions SpA 2,764 106,769
UniCredit SpA 574,257 42,478,889
Unipol Assicurazioni SpA 455,690 9,187,235
Webuild SpA 689,821 3,120,226
Wiit SpA 11,513 205,827
TOTAL ITALY 349,326,548

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (21.6%)
#&Do Holdings Co., Ltd. 13,300 $ 96,240
77 Bank, Ltd. (The) 93,400 3,258,248
#A&D HOLON Holdings Co.,
Ltd. 33,200 446,946
AB&Company Co., Ltd.,
Registered 11,200 71,444
ABC-Mart, Inc. 50,500 949,297
#*Access Co., Ltd. 25,300 120,872
#Achilles Corp. 7,700 56,793
AD Works Group Co., Ltd. 55,500 130,918
#Adastria Co., Ltd., Class B 29,500 589,039
ADEKA Corp. 110,500 2,194,654
Ad-sol Nissin Corp. 12,584 112,215
Adtec Plasma Technology
Co., Ltd. 2,800 24,540
Advan Group Co., Ltd. 17,000 97,937
Advanced Media, Inc. 1,800 14,353
Advantest Corp. 163,400 11,237,516
#Aeon Co., Ltd. 215,540 6,921,857
#Aeon Fantasy Co., Ltd. 8,300 198,545
Aeon Hokkaido Corp. 46,000 274,481
#Aeon Kyushu Co., Ltd. 2,600 52,261
#AFC-HD AMS Life Science
Co., Ltd. 10,200 60,185
AGC, Inc. 71,000 2,144,696
Ahresty Corp. 25,801 137,324
Ai Holdings Corp. 30,400 489,042
Aica Kogyo Co., Ltd. 59,900 1,483,420
Aichi Financial Group, Inc. 46,000 831,084
#Aichi Steel Corp. 58,400 896,014
Aichi Tokei Denki Co., Ltd. 2,600 41,429
Aida Engineering, Ltd. 63,300 384,439
Aidma Holdings, Inc. 2,000 32,559
Ain Holdings, Inc. 32,728 1,274,368
Air Water, Inc. 183,100 2,728,950
Airman Corp. 12,100 165,948
Airport Facilities Co., Ltd. 26,100 164,063
#Airtech Japan, Ltd. 5,800 42,008
#Airtrip Corp. 4,600 28,182
Aisan Industry Co., Ltd. 54,800 610,649
Aisin Corp. 323,500 4,511,954
AIT Corp. 7,400 92,196
Ajinomoto Co., Inc. 217,400 5,785,488
#*Akebono Brake Industry
Co., Ltd. 194,900 137,276
Akita Bank, Ltd. (The) 16,300 356,337
Albis Co., Ltd. 5,699 125,912
Alconix Corp. 31,400 440,866
Alfresa Holdings Corp. 140,600 2,052,548
Alinco, Inc. 18,000 124,868
#Alleanza Holdings Co., Ltd. 3,000 21,051
Allied Telesis Holdings KK,
Class B 104,500 129,848
Almado, Inc. 5,700 42,420
#Alpen Co., Ltd. 20,900 335,939
AlphaPolis Co., Ltd. 3,100 29,250
Alps Alpine Co., Ltd.,
Registered 230,646 2,452,132
ALSOK Co., Ltd. 316,800 2,217,674
Shares Value
JAPAN — (Continued)
Altech Corp. 11,900 $ 217,291
Amada Co., Ltd. 315,600 3,578,666
Amano Corp. 55,200 1,548,952
Amiyaki Tei Co., Ltd. 7,558 76,788
Amvis Holdings, Inc. 70,900 246,392
ANA Holdings, Inc. 49,800 929,190
#Anabuki Kosan, Inc. 2,200 29,310
Anest Iwata Corp. 23,900 249,648
#*AnGes, Inc. 72,900 34,392
Anicom Holdings, Inc., Class B 91,500 476,059
Anycolor, Inc. 43,600 1,380,471
#*AnyMind Group, Inc. 9,900 37,759
AOKI Holdings, Inc. 46,500 534,536
#Aoyama Trading Co., Ltd. 72,700 1,113,965
Aoyama Zaisan Networks Co.,
Ltd. 22,100 266,090
Aozora Bank, Ltd., Class A 103,200 1,520,622
Arakawa Chemical Industries,
Ltd. 12,900 96,946
Arata Corp. 36,734 788,404
Araya Industrial Co., Ltd. 1,500 49,935
#ARCLANDS Corp. 84,520 979,454
Arcs Co., Ltd. 44,313 893,651
ARE Holdings, Inc. 45,500 541,181
Arealink Co., Ltd. 15,600 263,809
#*Arent, Inc. 400 13,103
Argo Graphics, Inc. 11,400 400,718
Arisawa Manufacturing Co.,
Ltd. 51,700 532,476
Artience Co., Ltd. 34,600 742,603
Artner Co., Ltd. 6,500 81,847
As One Corp. 32,900 522,592
Asahi Co., Ltd. 15,800 141,522
Asahi Diamond Industrial Co.,
Ltd. 53,700 266,903
Asahi Group Holdings, Ltd. 523,300 6,672,731
Asahi Intecc Co., Ltd. 97,500 1,531,870
Asahi Kasei Corp. 1,062,900 7,454,673
#Asahi Kogyosha Co., Ltd. 12,800 219,776
#Asahi Net, Inc. 23,800 108,329
ASAHI YUKIZAI Corp. 18,100 523,775
Asanuma Corp., Registered 71,200 380,377
#Ascentech KK 700 7,805
Ashimori Industry Co., Ltd. 4,500 85,069
Asia Pile Holdings Corp. 33,900 226,608
Asics Corp. 303,100 7,186,025
ASKA Pharmaceutical
Holdings Co., Ltd. 15,500 255,218
ASKUL Corp. 45,600 459,651
Astellas Pharma, Inc. 651,500 6,833,401
#Astena Holdings Co., Ltd. 32,800 107,666
*Atom Corp. 7,600 34,088
Atrae, Inc. 13,900 71,211
#Aucnet, Inc. 17,600 197,992
Autobacs Seven Co., Ltd. 102,600 1,006,945
#Aval Data Corp. 3,000 45,948
Avant Group Corp. 24,300 245,269
Awa Bank, Ltd. (The) 45,800 979,940
#Axell Corp. 9,100 59,076

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Axial Retailing, Inc. 70,404 $ 535,650
Azbil Corp. 280,500 2,649,462
#AZ-COM MARUWA Holdings,
Inc. 56,600 439,652
AZOOM Co., Ltd. 1,800 101,425
Bandai Namco Holdings, Inc. 204,200 6,659,448
#Bando Chemical Industries,
Ltd. 30,000 359,215
Bank of Iwate, Ltd. (The) 15,000 352,337
Bank of Nagoya, Ltd. (The) 11,600 684,461
Bank of Saga, Ltd. (The) 6,700 122,251
Bank of the Ryukyus, Ltd. 52,900 434,814
Base Co., Ltd. 7,800 182,438
*baudroie, Inc. 4,600 88,091
BayCurrent, Inc., Registered 70,400 4,058,543
Beauty Garage, Inc. 6,500 73,813
#Belc Co., Ltd., Class R 12,900 621,449
Bell System24 Holdings, Inc. 38,300 345,602
#Belluna Co., Ltd. 77,600 495,006
#Bewith, Inc. 4,000 40,001
#Bic Camera, Inc. 113,400 1,193,942
BIPROGY, Inc. 63,000 2,550,643
B-Lot Co., Ltd., Class B 18,000 176,059
#Bookoff Group Holdings, Ltd. 14,400 137,785
Bourbon Corp. 700 12,210
Br. Holdings Corp. 23,112 53,290
#B-R31 Ice Cream Co., Ltd. 900 24,728
#BrainPad, Inc. 26,300 236,620
Bridgestone Corp. 218,200 8,889,227
Broadmedia Corp. 3,400 42,179
#BRONCO BILLY Co., Ltd. 2,100 56,793
Brother Industries, Ltd. 205,700 3,522,986
Buffalo, Inc. 5,800 92,302
#Bull-Dog Sauce Co., Ltd. 4,800 65,097
Bunka Shutter Co., Ltd. 47,800 815,327
#Business Brain Showa-Ota,
Inc., Class G 10,000 181,999
Business Engineering Corp.,
Class G 3,200 109,080
BuySell Technologies Co., Ltd. 4,400 85,225
C. Uyemura & Co., Ltd. 8,400 543,088
Calbee, Inc. 55,500 1,025,217
Canon Marketing Japan, Inc. 27,500 1,001,728
Canon, Inc. 72,000 2,057,211
Canon, Inc., Sponsored ADR 68,669 1,956,380
Capcom Co., Ltd. 144,100 3,711,297
#Careerlink Co., Ltd. 5,200 77,882
#Carlit Co., Ltd., Class B 20,500 178,853
Casio Computer Co., Ltd. 78,700 626,745
Cawachi, Ltd. 17,400 318,760
CDS Co., Ltd. 4,400 51,106
Celsys, Inc. 36,957 409,365
Central Automotive Products,
Ltd. 12,000 153,892
Central Glass Co., Ltd. 28,900 627,948
Central Japan Railway Co. 58,400 1,362,453
#Central Security Patrols Co.,
Ltd. 4,950 78,183
#Central Sports Co., Ltd. 2,500 41,646
Shares Value
JAPAN — (Continued)
#Ceres, Inc. 6,900 $ 111,275
#Change Holdings, Inc. 40,700 314,523
#Charm Care Corp. KK 18,900 167,029
Chiba Bank, Ltd. (The) 143,500 1,354,952
Chiba Kogyo Bank, Ltd. (The) 75,200 749,527
CHIMNEY Co., Ltd. 2,100 17,722
Chino Corp. 5,000 79,969
*Chiyoda Corp. 61,400 147,283
#Chori Co., Ltd. 9,200 234,440
Choushimaru Co., Ltd. 900 9,389
Chubu Electric Power Co., Inc. 179,301 2,198,744
Chubu Shiryo Co., Ltd. 23,102 258,505
#Chubu Steel Plate Co., Ltd. 3,300 47,714
#Chuetsu Pulp & Paper Co.,
Ltd. 10,600 120,090
Chugai Pharmaceutical Co.,
Ltd. 154,000 7,531,413
Chugai Ro Co., Ltd. 3,300 80,365
Chugin Financial Group, Inc.,
Registered 159,200 2,082,892
#Chugoku Electric Power Co.,
Inc. (The) 335,900 1,833,338
Chugoku Marine Paints, Ltd. 53,000 1,095,252
Citizen Watch Co., Ltd. 357,200 2,157,512
CKD Corp. 57,500 1,044,968
CK-San-Etsu Co., Ltd. 4,000 104,854
CMK Corp. 108,500 266,753
Coca-Cola Bottlers Japan
Holdings, Inc. 144,900 2,224,120
Colowide Co., Ltd. 40,400 525,889
Como Co., Ltd. 300 6,379
Computer Engineering &
Consulting, Ltd. 24,900 370,452
COMSYS Holdings Corp. 94,600 2,181,844
Comture Corp. 30,000 350,045
Concordia Financial Group,
Ltd. 431,500 2,898,744
Copro-Holdings Co., Ltd. 4,900 70,556
#Core Corp., Class D 4,500 57,739
Cosel Co., Ltd. 30,400 236,744
Cosmo Energy Holdings Co.,
Ltd. 77,300 3,450,109
Cosmos Initia Co., Ltd. 11,200 106,050
Cosmos Pharmaceutical Corp. 39,400 2,468,800
#Cota Co., Ltd. 13,328 125,845
#*Cover Corp. 20,200 287,641
#CREAL, Inc. 1,800 58,248
#Create Restaurants Holdings,
Inc. 115,100 1,180,101
Create SD Holdings Co., Ltd. 31,200 714,203
Creek & River Co., Ltd. 11,200 111,632
Cresco, Ltd. 17,600 200,799
#Cross Cat Co., Ltd. 4,700 34,166
CTI Engineering Co., Ltd. 26,600 537,320
CTS Co., Ltd. 16,600 96,735
*CUC, Inc. 2,800 21,805
Curves Holdings Co., Ltd. 47,900 238,076
CyberAgent, Inc. 253,330 2,578,834
Cybozu, Inc. 23,900 642,383

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Dai Nippon Printing Co., Ltd. 118,900 $ 1,841,234
#Dai Nippon Toryo Co., Ltd. 14,800 122,534
Daicel Corp. 355,200 3,076,535
Dai-Dan Co., Ltd. 31,300 963,989
Daido Metal Co., Ltd. 37,300 171,759
Daido Steel Co., Ltd. 170,100 1,315,634
#Daiei Kankyo Co., Ltd. 800 16,532
Daifuku Co., Ltd. 130,700 3,366,180
Daihatsu Infinearth Mfg Co.,
Ltd. 18,500 324,406
Daihen Corp. 13,300 638,951
Daiho Corp. 25,000 138,709
Dai-Ichi Cutter Kogyo KK 1,200 10,709
Daiichi Jitsugyo Co., Ltd. 10,600 180,734
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 19,700 89,798
Dai-ichi Life Holdings, Inc. 1,058,900 8,467,963
Daiichi Sankyo Co., Ltd. 61,300 1,515,240
Daiichikosho Co., Ltd. 93,565 1,010,909
Daiken Medical Co., Ltd. 17,000 49,816
Daiki Aluminium Industry Co.,
Ltd. 27,500 191,501
Daikin Industries, Ltd. 46,600 5,767,135
#Daikoku Denki Co., Ltd. 900 13,324
#Daikokutenbussan Co., Ltd. 6,800 325,326
Daikyonishikawa Corp. 53,900 256,078
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 18,229 412,437
Daio Paper Corp. 102,701 575,281
Daiseki Co., Ltd. 41,600 977,149
Daishi Hokuetsu Financial
Group, Inc. 52,200 1,290,302
Daishinku Corp. 17,175 67,333
Daisue Construction Co., Ltd. 4,900 76,091
#Daisyo Corp. 3,400 26,839
Daito Pharmaceutical Co., Ltd. 28,880 232,007
Daito Trust Construction Co.,
Ltd. 23,700 2,444,094
Daitron Co., Ltd. 8,600 211,436
Daiwa House Industry Co., Ltd. 305,800 10,167,934
Daiwa Securities Group, Inc. 588,500 4,133,323
Daiwabo Holdings Co., Ltd. 100,200 1,854,261
DCM Holdings Co., Ltd. 94,500 901,704
#*DD GROUP Co., Ltd. 11,400 128,396
Dear Life Co., Ltd. 27,800 236,446
Denka Co., Ltd. 138,100 1,955,029
Denso Corp. 325,200 4,442,747
Dentsu Group, Inc. 95,601 1,898,426
Dentsu Soken, Inc. 18,400 810,605
Dexerials Corp. 181,000 2,642,928
DIC Corp. 116,000 2,306,974
Digital Arts, Inc. 11,500 613,608
#Digital Hearts Holdings Co.,
Ltd. 14,000 89,677
Digital Information
Technologies Corp. 7,100 121,388
#dip Corp. 31,265 508,567
Disco Corp. 7,600 2,300,276
Shares Value
JAPAN — (Continued)
DKS Co., Ltd. 6,700 $ 231,057
DMG Mori Co., Ltd. 235,100 5,450,440
#Double Standard, Inc. 6,800 72,204
Doutor Nichires Holdings Co.,
Ltd. 48,000 800,558
Dowa Holdings Co., Ltd. 76,000 2,503,791
DTS Corp. 31,600 1,054,068
#DyDo Group Holdings, Inc. 23,100 410,288
Eagle Industry Co., Ltd. 27,700 445,607
Earth Corp. 13,000 421,542
East Japan Railway Co. 99,600 2,129,724
#EAT&HOLDINGS Co., Ltd. 4,600 63,944
Ebara Corp. 291,100 5,415,994
Ebara Foods Industry, Inc. 5,000 84,189
Ebara Jitsugyo Co., Ltd. 5,900 153,091
Ebase Co., Ltd. 22,000 74,262
#Eco's Co., Ltd. 8,700 142,442
#EDION Corp. 108,700 1,448,900
eGuarantee, Inc. 32,300 321,938
Ehime Bank, Ltd. (The) 50,100 361,531
Eidai Co., Ltd. 8,400 13,117
Eisai Co., Ltd. 67,800 1,925,043
Elan Corp., Class B 10,600 60,433
Elecom Co., Ltd. 37,000 482,614
Electric Power Development
Co., Ltd., Class B 48,900 847,574
#EM Systems Co., Ltd. 30,700 156,667
en Japan, Inc. 31,200 364,876
Endo Lighting Corp. 9,400 149,468
ENEOS Holdings, Inc. 2,392,200 12,614,704
Enomoto Co., Ltd. 7,000 67,491
#Enplas Corp. 3,700 131,533
#eRex Co., Ltd. 21,000 104,236
ERI Holdings Co., Ltd. 3,300 67,427
ES-Con Japan, Ltd. 50,800 329,451
Eslead Corp. 6,100 189,289
ESPEC Corp. 16,400 349,806
Eternal Hospitality Group Co.,
Ltd. 6,800 138,490
eWeLL Co., Ltd. 4,000 63,205
Exedy Corp., Class A 39,200 1,242,460
EXEO Group, Inc. 228,300 3,021,852
Ezaki Glico Co., Ltd. 51,300 1,593,932
F&M Co., Ltd. 4,700 85,633
FaithNetwork Co, Ltd. 1,700 26,309
FALCO HOLDINGS Co., Ltd. 7,000 112,422
FANUC Corp. 28,700 814,497
#Fast Fitness Japan, Inc. 3,200 32,405
Fast Retailing Co., Ltd. 26,500 8,166,849
*FDK Corp. 2,500 6,744
Feed One Co., Ltd. 26,600 192,127
Ferrotec Corp. 62,186 1,508,216
#FFRI Security, Inc. 1,800 74,514
#Fibergate, Inc. 7,900 37,113
FIDEA Holdings Co., Ltd. 15,700 159,300
Financial Partners Group Co.,
Ltd. 20,900 336,355
#FINDEX, Inc. 19,000 96,708

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Fintech Global, Inc. 266,300 $ 196,414
#First Bank of Toyama, Ltd.
(The) 80,400 582,853
#Fixstars Corp. 39,300 539,250
#Focus Systems Corp. 3,000 28,705
Food & Life Cos., Ltd. 126,700 6,428,660
Forum Engineering, Inc. 16,400 133,166
#Forval Corp. 5,000 49,736
Foster Electric Co., Ltd. 19,500 244,892
FP Corp. 43,100 776,399
#FP Partner, Inc. 7,100 97,894
France Bed Holdings Co., Ltd. 35,600 306,809
Freebit Co., Ltd. 10,100 101,205
Freund Corp. 9,700 71,028
#*Fronteo, Inc. 34,200 227,250
F-Tech, Inc. 8,900 43,053
FTGroup Co., Ltd. 2,700 21,708
Fudo Tetra Corp. 15,600 245,669
#Fuji Co., Ltd. 32,200 434,340
#Fuji Corp. 78,300 1,477,344
#Fuji Corp. 4,000 74,926
Fuji Corp., Ltd. 14,900 68,711
#Fuji Die Co., Ltd. 5,400 27,449
Fuji Electric Co., Ltd. 96,502 4,858,604
Fuji Kosan Co., Ltd. 8,500 69,471
Fuji Kyuko Co., Ltd. 23,200 328,819
Fuji Oil Co., Ltd. 42,900 813,132
Fuji Oil Co., Ltd. 45,300 100,536
Fuji Pharma Co., Ltd. 13,900 129,861
Fuji Seal International, Inc. 46,000 850,952
Fujibo Holdings, Inc. 4,900 194,053
Fujicco Co., Ltd. 19,715 212,615
FUJIFILM Holdings Corp. 143,900 3,017,698
Fujikura Composites, Inc. 17,700 187,826
Fujikura, Ltd. 280,000 19,302,967
Fujimak Corp. 1,500 9,917
Fujimi, Inc. 17,000 257,324
#Fujio Food Group, Inc. 7,400 55,760
Fujita Kanko, Inc. 7,200 506,170
Fujitec Co., Ltd. 1,100 41,034
Fujitsu, Ltd. 400,900 8,804,110
Fujiya Co., Ltd. 10,800 177,542
FuKoKu Co., Ltd. 11,500 134,337
Fukuda Corp. 4,800 169,999
Fukuda Denshi Co., Ltd. 16,100 753,141
#Fukui Bank, Ltd. (The) 7,962 100,785
Fukui Computer Holdings, Inc. 10,300 209,087
Fukuoka Financial Group, Inc. 103,900 2,867,183
Fukuyama Transporting Co.,
Ltd. 16,200 386,983
FULLCAST Holdings Co., Ltd. 19,000 211,974
Fumakilla, Ltd. 4,400 32,424
Funai Soken Holdings, Inc. 37,500 592,794
*Furukawa Battery Co., Ltd.
(The) 2,400 22,087
Furukawa Co., Ltd. 39,400 630,683
Furukawa Electric Co., Ltd. 105,600 6,451,988
Furuno Electric Co., Ltd. 39,700 1,155,427
Shares Value
JAPAN — (Continued)
Furuya Metal Co., Ltd. 19,600 $ 337,444
Furyu Corp. 20,400 143,415
Fuso Chemical Co., Ltd. 18,600 533,300
#Fuso Pharmaceutical
Industries, Ltd. 4,100 60,208
Futaba Industrial Co., Ltd. 96,600 524,417
Future Corp. 31,300 492,497
G-7 Holdings, Inc. 16,300 141,993
#*GA Technologies Co., Ltd. 14,300 192,035
Gakken Holdings Co., Ltd. 43,000 274,295
Gakkyusha Co., Ltd. 3,900 60,718
Gakujo Co., Ltd. 5,700 70,485
Galilei Co., Ltd. 13,700 302,229
Gecoss Corp. 7,392 64,246
#Genki Global Dining
Concepts Corp. 9,400 218,612
Genky DrugStores Co., Ltd. 17,800 531,652
Geo Holdings Corp.,
Registered 40,600 445,940
#Gift Holdings, Inc. 9,900 230,898
giftee, Inc. 13,801 129,578
#Giken, Ltd. 13,701 131,279
Global Link Management KK 5,200 76,741
GLOBERIDE, Inc. 22,200 333,970
Glory, Ltd. 46,500 1,201,007
GLTECHNO HOLDINGS, Inc. 6,780 136,506
#GMO Financial Gate, Inc. 3,300 106,459
GMO Financial Holdings, Inc. 53,200 296,233
GMO GlobalSign Holdings KK 4,600 70,149
GMO Payment Gateway, Inc. 25,100 1,421,324
#*GNI Group, Ltd. 30,500 567,866
#Godo Steel, Ltd. 12,000 304,595
*Gokurakuyu Holdings Co.,
Ltd. 11,900 38,587
Goldwin, Inc. 11,221 584,406
#Good Com Asset Co., Ltd. 15,200 124,836
#Grandy House Corp. 20,200 73,957
Greens Co., Ltd. 8,100 111,089
grems, Inc. 6,801 113,791
GS Yuasa Corp. 131,000 2,376,358
#GSI Creos Corp. 7,200 101,760
G-Tekt Corp. 29,800 369,295
Gunma Bank, Ltd. (The) 334,800 3,159,015
Gunze, Ltd. 39,000 992,525
#H.U. Group Holdings, Inc.,
Class B 51,200 1,108,066
H2O Retailing Corp. 134,600 1,785,633
Hachijuni Bank, Ltd. (The) 393,742 3,579,116
#Hagihara Industries, Inc. 11,000 115,486
Hagiwara Electric Holdings
Co., Ltd. 6,501 149,247
Hakudo Co., Ltd. 2,500 40,400
Hakuhodo DY Holdings, Inc. 151,801 1,205,875
Halows Co., Ltd. 12,100 398,389
Hamakyorex Co., Ltd. 91,600 891,684
Hamamatsu Photonics KK 142,602 1,754,395
#Hamee Corp., Class A 3,600 30,428
Hankyu Hanshin Holdings, Inc. 85,200 2,228,295
Hanwa Co., Ltd., Class B 30,400 1,232,200

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#Happinet Corp., Class B 22,000 $ 837,636
Hard Off Corp. Co., Ltd. 10,500 121,888
#Harima Chemicals Group,
Inc. 8,900 49,972
Haseko Corp. 264,200 3,941,187
#Hashimoto Sogyo Holdings
Co., Ltd. 5,100 43,546
Hazama Ando Corp. 143,100 1,525,183
#*Headwaters Co., Ltd. 1,400 37,118
Heiwa Corp. 24,300 337,628
Heiwa Real Estate Co., Ltd. 23,000 338,363
Heiwado Co., Ltd. 41,046 794,764
#Hennge K.K. 23,500 262,490
#Hibino Corp. 3,000 47,324
Hiday Hidaka Corp. 28,000 632,579
#*Hino Motors, Ltd. 525,201 1,289,141
Hioki EE Corp. 9,132 339,200
#Hirakawa Hewtech Corp. 9,450 102,917
#Hirano Tecseed Co., Ltd. 2,000 20,692
Hirata Corp. 31,200 445,107
Hirogin Holdings, Inc. 412,300 3,631,374
Hirose Electric Co., Ltd. 7,400 940,643
Hirose Tusyo, Inc. 3,400 94,096
Hiroshima Electric Railway
Co., Ltd. 3,200 14,161
#HIS Co., Ltd. 86,701 824,983
Hitachi Construction Machinery
Co., Ltd. 104,800 3,057,058
Hitachi, Ltd. 1,294,700 40,408,026
Hochiki Corp. 14,600 308,502
Hodogaya Chemical Co., Ltd. 11,400 115,216
#Hogy Medical Co., Ltd. 24,400 772,557
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 1,900 43,430
#Hokkaido Electric Power Co.,
Inc. 184,600 1,112,421
Hokkaido Gas Co., Ltd. 47,500 192,216
Hokkan Holdings, Ltd. 5,959 79,628
Hokko Chemical Industry Co.,
Ltd. 16,100 160,042
#Hokkoku Financial Holdings,
Inc. 25,900 963,753
#Hokuetsu Corp. 74,500 505,924
Hokuhoku Financial Group,
Inc. 157,400 3,367,740
Hokuriku Electric Industry Co.,
Ltd. 2,700 37,532
Hokuriku Electric Power Co. 147,800 768,978
Hokuto Corp. 23,900 293,162
Honda Motor Co., Ltd. 710,300 7,405,301
#Honda Motor Co., Ltd.,
Sponsored ADR 161,986 5,060,443
#H-One Co., Ltd. 24,800 234,495
#Honeys Holdings Co., Ltd. 24,300 240,102
Hoosiers Holdings Co., Ltd. 36,800 330,844
Horiba, Ltd. 39,500 2,950,131
Hoshizaki Corp. 24,300 838,499
Hosokawa Micron Corp. 13,600 488,893
#Hotland Holdings Co., Ltd. 9,500 125,934
Shares Value
JAPAN — (Continued)
House Foods Group, Inc. 62,707 $ 1,164,806
#Howa Machinery, Ltd. 19,500 135,662
Hoya Corp. 68,500 8,730,057
HS Holdings Co., Ltd.,
Registered 9,101 64,707
Hulic Co., Ltd. 320,000 3,073,590
Hyakugo Bank, Ltd. (The) 323,800 1,617,978
Hyakujushi Bank, Ltd. (The),
Class R 33,500 1,112,994
Ibiden Co., Ltd. 110,401 4,738,964
IBJ, Inc. 18,700 108,103
#Ichibanya Co., Ltd. 41,600 270,063
Ichigo, Inc. 63,300 169,507
Ichiken Co., Ltd. 1,900 39,516
#Ichikoh Industries, Ltd. 34,200 86,810
Ichinen Holdings Co., Ltd. 21,600 247,726
#Ichiyoshi Securities Co., Ltd. 29,600 148,890
#ID Holdings Corp. 9,100 153,889
IDEA Consultants, Inc. 1,800 38,932
Idec Corp. 22,700 345,263
Idemitsu Kosan Co., Ltd. 866,945 5,580,892
IDOM, Inc. 96,700 632,266
#IG Port, Inc. 6,700 75,016
IHI Corp. 59,700 6,737,795
Iida Group Holdings Co., Ltd. 121,000 1,710,941
#Iino Kaiun Kaisha, Ltd. 127,900 883,857
#IKK Holdings, Inc. 10,200 53,679
I'll, Inc. 3,401 63,819
Imasen Electric Industrial 14,200 67,653
#Imuraya Group Co., Ltd. 12,197 200,589
Inaba Denki Sangyo Co., Ltd. 13,500 355,856
Inaba Seisakusho Co., Ltd. 8,200 97,422
Inabata & Co., Ltd. 41,000 894,947
#I-Net Corp., Registered 10,200 134,333
Infomart Corp. 198,400 552,374
INFRONEER Holdings, Inc. 347,400 2,960,500
Innotech Corp. 9,100 89,612
Inpex Corp. 1,044,700 14,907,427
Insource Co., Ltd. 80,200 491,874
Intage Holdings, Inc. 3,200 41,527
#Intelligent Wave, Inc. 8,900 63,692
#Inter Action Corp. 6,900 61,896
Internet Initiative Japan, Inc.,
Class R 69,200 1,281,967
#Inui Global Logistics Co., Ltd. 19,900 167,271
#IPS, Inc. 7,200 132,523
Iriso Electronics Co., Ltd. 27,101 524,750
ISB Corp. 10,500 105,143
Ise Chemicals Corp. 1,100 201,369
Iseki & Co., Ltd. 18,300 170,846
#Isetan Mitsukoshi Holdings,
Ltd. 197,900 2,834,469
Ishihara Sangyo Kaisha, Ltd.,
Class A 52,100 760,581
Ishizuka Glass Co., Ltd. 1,300 23,340
#Istyle, Inc. 126,600 486,227
Isuzu Motors, Ltd. 499,100 6,458,668
Itfor, Inc. 18,900 192,146
ITmedia, Inc. 8,300 91,165

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Ito En, Ltd. 61,000 $ 1,330,290
ITOCHU Corp. 300,700 15,850,713
Itochu Enex Co., Ltd. 69,200 934,806
Itochu-Shokuhin Co., Ltd. 5,600 378,059
Itoham Yonekyu Holdings, Inc. 27,970 947,852
Itoki Corp. 48,000 743,467
IwaiCosmo Holdings, Inc. 25,800 420,528
Iwaki Co., Ltd. 8,000 140,762
Iwatani Corp. 288,600 3,050,057
Iyogin Holdings, Inc. 286,100 3,361,074
Izumi Co., Ltd. 34,900 740,229
J Front Retailing Co., Ltd. 321,000 4,367,238
J Trust Co., Ltd. 96,100 284,798
JAC Recruitment Co., Ltd. 66,200 466,714
#*Jade Group, Inc. 7,000 64,746
#JALCO Holdings, Inc. 21,100 45,286
JANOME Corp. 12,600 96,282
Japan Airlines Co., Ltd. 148,400 2,967,113
Japan Airport Terminal Co.,
Ltd. 57,400 1,752,951
Japan Aviation Electronics
Industry, Ltd. 58,300 941,354
Japan Cash Machine Co., Ltd. 32,900 208,993
#*Japan Communications, Inc. 236,801 254,904
#Japan Electronic Materials
Corp. 19,900 324,493
Japan Elevator Service
Holdings Co., Ltd. 78,400 2,117,652
Japan Exchange Group, Inc. 483,800 4,757,793
Japan Eyewear Holdings Co.,
Ltd. 2,300 32,186
#Japan Hospice Holdings, Inc. 1,200 8,269
Japan Investment Adviser Co.,
Ltd. 35,000 428,386
Japan Lifeline Co., Ltd. 71,900 694,181
Japan Material Co., Ltd. 49,100 455,128
Japan Medical Dynamic
Marketing, Inc. 19,401 68,067
Japan Post Holdings Co., Ltd. 203,300 1,894,603
Japan Post Insurance Co., Ltd. 56,500 1,455,158
Japan Property Management
Center  Co., Ltd. 12,900 100,718
Japan Pulp & Paper Co., Ltd. 80,400 351,528
Japan Securities Finance Co.,
Ltd. 80,500 983,149
Japan Steel Works, Ltd. (The) 49,500 3,098,704
#Japan System Techniques
Co., Ltd. 8,100 100,971
Japan Tobacco, Inc. 310,600 8,911,730
Japan Transcity Corp. 22,000 170,158
Japan Wool Textile Co., Ltd.
(The) 49,900 464,201
JBCC Holdings, Inc. 50,800 442,194
#JCR Pharmaceuticals Co.,
Ltd. 87,001 334,141
JCU Corp. 15,900 378,760
JDC Corp. 55,500 172,590
Jeol, Ltd. 45,500 1,324,230
#JFE Holdings, Inc. 292,501 3,400,316
Shares Value
JAPAN — (Continued)
JFE Systems, Inc. 8,000 $ 106,316
Jichodo Co., Ltd. 200 12,798
JINS Holdings, Inc. 11,700 625,835
JINUSHI Co., Ltd. 20,300 320,899
JK Holdings Co., Ltd. 1,400 11,303
J-Lease Co., Ltd. 10,300 98,897
JM Holdings Co., Ltd. 16,500 316,416
JMS Co., Ltd. 17,545 51,646
J-Oil Mills, Inc. 30,400 419,756
Joshin Denki Co., Ltd. 23,100 377,901
Joyful Honda Co., Ltd. 74,600 1,035,016
JP-Holdings, Inc. 77,200 279,571
JSB Co., Ltd. 6,800 177,122
#JSP Corp. 20,100 254,030
JTEKT Corp. 345,000 3,004,236
*Juki Corp., Registered 27,813 73,924
Juroku Financial Group, Inc. 17,800 619,768
Justsystems Corp. 24,401 620,990
JVCKenwood Corp.,
Registered 266,600 2,110,727
Kadokawa Corp. 20,600 505,641
Kadoya Sesame Mills, Inc. 900 23,263
Kaga Electronics Co., Ltd.,
Class B 57,400 1,109,135
Kagome Co., Ltd. 109,900 2,109,347
Kajima Corp. 138,200 3,483,123
Kakaku.com, Inc. 133,300 2,294,076
#Kakiyasu Honten Co., Ltd.,
Class B 4,600 83,536
#Kamakura Shinsho, Ltd. 23,200 86,174
Kameda Seika Co., Ltd. 4,400 118,263
Kamei Corp. 24,400 418,137
Kamigumi Co., Ltd. 79,100 2,225,386
Kanaden Corp. 10,700 134,377
Kanadevia Corp. 261,300 1,776,205
#Kanagawa Chuo Kotsu Co.,
Ltd. 4,800 116,735
Kanamic Network Co., Ltd. 21,900 64,320
Kanamoto Co., Ltd. 44,000 996,977
Kandenko Co., Ltd. 118,900 2,841,054
Kaneka Corp. 60,900 1,737,630
Kaneko Seeds Co., Ltd. 8,100 74,167
Kanematsu Corp. 123,000 2,329,722
#Kanemi Co., Ltd. 500 10,897
#Kanro, Inc. 21,600 272,987
Kansai Electric Power Co., Inc.
(The) 241,600 2,924,180
Kansai Paint Co., Ltd. 187,300 2,678,915
#Kanto Denka Kogyo Co., Ltd. 56,300 320,603
Kao Corp. 90,700 4,104,236
#Kappa Create Co., Ltd. 15,200 153,520
Katitas Co., Ltd. 47,100 797,127
Kato Sangyo Co., Ltd. 9,100 346,477
Kato Works Co., Ltd. 7,700 69,584
KAWADA TECHNOLOGIES,
Inc. 17,300 455,793
Kawai Musical Instruments
Manufacturing Co., Ltd. 5,700 99,157

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Kawasaki Heavy Industries,
Ltd. 109,700 $ 8,105,678
KDDI Corp., Class A 890,000 14,698,794
#KeePer Technical Laboratory
Co., Ltd. 13,100 286,382
Keihan Holdings Co., Ltd. 113,305 2,333,182
Keihanshin Building Co., Ltd. 17,000 176,783
Keikyu Corp. 148,201 1,530,805
Keio Corp. 55,000 1,292,634
Keisei Electric Railway Co.,
Ltd. 162,103 1,373,882
#KEIWA, Inc. 16,560 137,546
Keiyo Bank, Ltd. (The) 161,000 1,220,645
Kenko Mayonnaise Co., Ltd. 8,200 102,381
Kewpie Corp. 71,000 1,948,437
Keyence Corp. 12,700 4,658,228
#KeyHolder, Inc. 2,600 12,612
KH Neochem Co., Ltd. 41,401 788,983
#Kibun Foods, Inc. 14,500 106,658
Kikkoman Corp. 231,000 2,032,254
Kimura Chemical Plants Co.,
Ltd. 12,300 83,610
Kimura Unity Co., Ltd. 6,400 35,297
#King Jim Co., Ltd. 7,100 39,724
#Kintetsu Department Store
Co., Ltd. 6,000 73,318
Kintetsu Group Holdings Co.,
Ltd. 102,401 1,970,859
Kirin Holdings Co., Ltd. 319,900 4,249,178
Ki-Star Real Estate Co., Ltd. 13,200 425,396
Kitagawa Corp. 8,900 84,272
Kita-Nippon Bank, Ltd. (The) 5,873 132,488
#Kitanotatsujin Corp. 13,400 12,911
Kitz Corp. 98,100 829,152
Kiyo Bank, Ltd. (The), Class B 90,400 1,661,493
#*KNT-CT Holdings Co., Ltd. 11,700 80,775
#Koa Corp. 35,401 249,815
Koa Shoji Holdings Co., Ltd. 7,900 37,953
#Koatsu Gas Kogyo Co., Ltd. 21,100 153,664
#Kobayashi Pharmaceutical
Co., Ltd. 8,800 310,729
Kobe Bussan Co., Ltd. 55,000 1,485,597
#Kobe Electric Railway Co.,
Ltd. 2,600 41,930
Kobe Steel, Ltd. 605,800 6,696,224
Koei Tecmo Holdings Co., Ltd. 52,332 691,118
Kohnan Shoji Co., Ltd., Class
R 28,600 741,154
#Kohsoku Corp. 4,900 94,812
#Koike-ya, Inc. 1,000 32,061
Koito Manufacturing Co., Ltd. 162,900 2,096,663
Kojima Co., Ltd. 33,100 265,029
Kokusai Electric Corp. 92,900 2,104,363
Kokuyo Co., Ltd. 207,600 1,226,329
Komatsu, Ltd., Class R 419,900 13,573,963
KOMEDA Holdings Co., Ltd. 55,600 1,112,037
Komehyo Holdings Co., Ltd. 9,000 175,700
Komeri Co., Ltd. 26,900 558,573
Konami Group Corp., Class B 27,500 3,749,626
Shares Value
JAPAN — (Continued)
#Kondotec, Inc., Class B 4,800 $ 50,840
*Konica Minolta, Inc. 454,100 1,481,230
Konishi Co., Ltd. 79,100 642,282
Konoike Transport Co., Ltd. 30,000 643,875
#Konoshima Chemical Co.,
Ltd. 8,900 76,998
#Kosaido Holdings Co., Ltd. 96,800 295,234
Kose Corp. 16,400 634,881
Koshidaka Holdings Co., Ltd. 78,935 717,519
Kotobuki Spirits Co., Ltd.,
Class R 111,000 1,499,103
#*Kourakuen Corp. 11,200 76,282
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 2,200 36,195
KPP Group Holdings Co., Ltd. 60,600 314,486
Krosaki Harima Corp. 26,500 607,495
KRS Corp. 17,233 390,475
K's Holdings Corp. 220,100 2,212,773
KU Holdings Co., Ltd. 16,600 129,054
Kubota Corp., Class R 467,184 5,244,741
Kumagai Gumi Co., Ltd. 29,100 873,996
Kumiai Chemical Industry Co.,
Ltd. 130,026 704,151
Kura Sushi, Inc. 22,400 619,928
Kurabo Industries, Ltd. 12,200 651,769
Kuraray Co., Ltd. 341,800 4,266,396
Kureha Corp. 33,500 770,192
Kurimoto, Ltd. 8,000 419,416
Kurita Water Industries, Ltd. 91,600 3,566,736
Kuriyama Holdings Corp. 10,930 111,482
Kushikatsu Tanaka Holdings
Co. 3,300 42,649
Kusuri no Aoki Holdings Co.,
Ltd. 62,000 1,658,607
KYB Corp. 50,800 1,102,110
Kyodo Printing Co., Ltd. 14,400 133,288
Kyoei Steel, Ltd. 38,200 551,317
#Kyokuto Boeki Kaisha, Ltd. 10,400 106,146
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 51,900 908,366
Kyokuyo Co., Ltd. 10,100 314,419
Kyorin Pharmaceutical Co.,
Ltd. 24,801 250,985
KYORITSU Co., Ltd. 2,000 2,459
#Kyoritsu Maintenance Co.,
Ltd. 88,601 2,157,109
Kyosan Electric Manufacturing
Co., Ltd. 40,700 136,843
Kyoto Financial Group, Inc. 211,500 3,854,909
Kyowa Kirin Co., Ltd. 74,501 1,285,618
Kyudenko Corp. 47,700 2,046,572
Kyushu Electric Power Co.,
Inc. 294,500 2,624,170
Kyushu Financial Group, Inc. 547,100 2,834,472
Kyushu Railway Co. 70,800 1,721,838
LA Holdings Co., Ltd. 5,200 213,190
Lacto Japan Co., Ltd. 7,900 211,286
LAND Co., Ltd. 2,003,900 133,154

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Lasertec Corp., Class A 30,300 $ 3,124,728
#LEC, Inc. 10,000 75,086
Leopalace21 Corp. 210,300 1,001,928
Life Corp. 58,300 935,930
Lifedrink Co., Inc. 56,100 838,359
#LIFULL Co., Ltd. 82,000 108,974
#LIKE, Inc. 6,600 62,801
Link And Motivation, Inc. 35,800 119,654
Lintec Corp. 40,800 824,160
Lion Corp. 228,101 2,239,405
LITALICO, Inc. 24,400 231,200
#Lixil Corp. 281,878 3,287,125
Loadstar Capital KK 8,900 171,915
Look Holdings, Inc. 2,700 43,596
LY Corp. 649,200 2,394,139
#M&A Capital Partners Co.,
Ltd. 1,300 25,690
M3, Inc. 152,971 1,911,439
Mabuchi Motor Co., Ltd. 121,600 1,767,501
#Macbee Planet, Inc. 5,000 87,777
Macnica Holdings, Inc. 185,000 2,440,114
Maeda Kosen Co., Ltd. 52,400 665,380
Maezawa Industries, Inc. 9,300 108,020
Makino Milling Machine Co.,
Ltd. 23,611 1,802,654
Makita Corp. 60,700 1,896,484
Mamiya-Op Co., Ltd. 4,700 47,564
Mammy Mart Corp. 2,000 73,757
#Management Solutions Co.,
Ltd. 5,300 59,869
Mandom Corp. 53,101 508,799
#Mani, Inc. 72,800 617,490
MarkLines Co., Ltd. 11,600 153,233
Marubeni Corp. 214,600 4,439,017
Marubun Corp. 18,281 134,349
#Maruchiyo Yamaokaya Corp. 3,700 153,168
Marudai Food Co., Ltd. 20,800 263,844
Maruha Nichiro Corp. 46,600 972,285
Marui Group Co., Ltd. 143,900 2,945,984
MARUKA FURUSATO Corp. 23,700 375,276
#Marumae Co., Ltd. 2,600 27,815
Maruwa Co., Ltd. 3,900 1,190,511
Maruyama Manufacturing Co.,
Inc. 700 9,661
Maruzen CHI Holdings Co.,
Ltd. 10,000 21,396
Maruzen Showa Unyu Co.,
Ltd. 3,600 172,471
#Marvelous, Inc. 18,900 68,193
Matching Service Japan Co.,
Ltd. 6,400 40,910
Matsuda Sangyo Co., Ltd. 17,400 417,961
#Matsui Securities Co., Ltd. 121,900 599,395
MatsukiyoCocokara & Co. 192,900 3,977,333
Matsuoka Corp. 2,200 26,839
#Matsuya Co., Ltd. 37,400 280,074
#Matsuyafoods Holdings Co.,
Ltd. 5,600 234,054
Max Co., Ltd. 9,200 309,326
Shares Value
JAPAN — (Continued)
Maxell, Ltd. 64,600 $ 864,939
Maxvalu Tokai Co., Ltd. 8,400 177,494
Mazda Motor Corp. 621,501 3,762,994
#McDonald's Holdings Co
Japan, Ltd. 41,800 1,677,611
MCJ Co., Ltd. 74,800 702,795
Mebuki Financial Group, Inc. 721,100 3,946,776
#MEC Co., Ltd. 14,800 277,325
Media Do Co., Ltd. 9,899 115,569
#Medical System Network Co.,
Ltd., Class B 22,500 73,557
Medipal Holdings Corp. 134,000 2,234,892
#Medius Holdings Co., Ltd. 8,000 45,769
#*Medley, Inc. 10,100 209,389
Megmilk Snow Brand Co., Ltd. 50,600 960,928
Meidensha Corp. 58,700 2,238,865
Meiho Facility Works, Ltd. 5,700 39,201
#Meiji Electric Industries Co.,
Ltd. 6,900 89,542
MEIJI Holdings Co., Ltd. 131,234 2,670,112
Meiji Shipping Group Co., Ltd. 12,400 58,088
Meiko Electronics Co., Ltd. 24,200 1,207,628
MEITEC Group Holdings, Inc. 71,400 1,500,636
#Meiwa Corp. 21,300 107,565
#Meiwa Estate Co., Ltd. 14,300 99,011
#Menicon Co., Ltd. 107,425 839,442
*Mercari, Inc. 162,801 2,521,065
METAWATER Co., Ltd. 28,800 524,732
Micronics Japan Co., Ltd. 50,900 1,894,016
Midac Holdings Co., Ltd. 10,901 157,617
Mie Kotsu Group Holdings, Inc. 56,700 190,639
#Mikuni Corp. 15,470 31,044
Milbon Co., Ltd. 31,100 527,994
MIMAKI ENGINEERING Co.,
Ltd. 21,200 307,798
MINEBEA MITSUMI, Inc. 225,900 3,598,009
Mipox Corp. 7,500 26,064
#Mirai Industry Co., Ltd. 3,000 75,650
MIRAIT ONE Corp. 69,100 1,245,678
#Mirarth Holdings, Inc. 154,400 398,068
Miroku Jyoho Service Co., Ltd. 14,400 179,982
MISUMI Group, Inc. 130,900 1,906,594
Mitani Corp. 800 11,790
Mitsuba Corp. 38,700 220,636
Mitsubishi Chemical Group
Corp. 1,200,600 6,599,132
Mitsubishi Corp. 604,300 11,998,062
Mitsubishi Electric Corp. 309,800 6,879,641
Mitsubishi Estate Co., Ltd. 197,061 3,713,512
Mitsubishi Gas Chemical Co.,
Inc. 113,000 1,965,740
Mitsubishi Heavy Industries,
Ltd. 727,700 17,552,417
Mitsubishi Kakoki Kaisha, Ltd. 3,200 47,587
Mitsubishi Logisnext Co., Ltd. 50,000 652,513
Mitsubishi Logistics Corp. 390,500 3,348,551
Mitsubishi Materials Corp. 226,100 3,489,267
#Mitsubishi Motors Corp. 994,798 2,642,747
#Mitsubishi Paper Mills, Ltd. 31,101 139,287

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Mitsubishi Research Institute,
Inc. 3,200 $ 100,575
Mitsubishi Steel Manufacturing
Co., Ltd. 14,100 156,183
Mitsubishi UFJ Financial
Group, Inc. 2,193,000 30,754,022
Mitsuboshi Belting, Ltd. 14,400 344,463
Mitsui & Co., Ltd. 212,200 4,371,042
Mitsui Chemicals, Inc. 187,700 4,231,809
Mitsui DM Sugar Co., Ltd. 17,000 350,178
#Mitsui E&S Co., Ltd. 689,300 14,542,194
Mitsui Fudosan Co., Ltd. 335,000 3,024,004
Mitsui High-Tec, Inc. 180,800 926,255
Mitsui Mining & Smelting Co.,
Ltd. 98,419 4,218,097
#Mitsui-Soko Holdings Co.,
Ltd. 83,100 2,172,820
Mitsuuroko Group Holdings
Co., Ltd. 28,300 401,854
Miura Co., Ltd. 23,407 470,955
#Miyaji Engineering Group,
Inc. 24,200 316,620
Miyazaki Bank, Ltd. (The) 18,100 483,485
Miyoshi Oil & Fat Co., Ltd. 6,000 77,544
Mizuho Financial Group, Inc. 435,900 12,981,852
#Mizuho Medy Co., Ltd. 11,600 109,683
Mizuno Corp. 72,600 1,334,341
Mochida Pharmaceutical Co.,
Ltd. 17,002 349,654
Modec, Inc. 41,400 1,774,345
Monex Group, Inc. 145,700 771,606
Monogatari Corp. (The) 42,300 1,108,831
MonotaRO Co., Ltd. 98,700 1,773,380
#MORESCO Corp. 2,600 22,459
Morinaga & Co., Ltd. 83,800 1,346,413
Morinaga Milk Industry Co.,
Ltd. 111,400 2,432,376
#Moriroku Co., Ltd. 3,138 50,648
Morita Holdings Corp. 41,800 639,936
Morito Co., Ltd. 11,100 113,511
#Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 3,600 99,631
Morozoff, Ltd. 6,600 67,318
#Mory Industries, Inc. 4,000 23,974
MOS Food Services, Inc. 15,700 400,076
#MrMax Holdings, Ltd. 15,100 85,687
MS&AD Insurance Group
Holdings, Inc. 462,800 9,975,901
Mugen Estate Co., Ltd. 16,500 216,316
m-up Holdings, Inc. 50,800 717,637
Murata Manufacturing Co., Ltd. 177,300 2,671,369
#Musashi Seimitsu Industry
Co., Ltd. 89,400 1,948,450
Musashino Bank, Ltd. (The) 35,800 890,867
Nabtesco Corp. 120,427 2,240,977
#NAC Co., Ltd. 14,300 53,401
Nachi-Fujikoshi Corp. 15,800 339,633
Nafco Co., Ltd. 13,100 162,776
Shares Value
JAPAN — (Continued)
#Nagano Keiki Co., Ltd. 14,000 $ 195,262
Nagase & Co., Ltd. 128,100 2,536,975
Nagase Brothers, Inc. 3,600 46,000
Nagoya Railroad Co., Ltd. 136,800 1,494,851
#Nakabayashi Co., Ltd. 16,800 57,825
Nakamoto Packs Co., Ltd. 3,000 39,829
#Nakamuraya Co., Ltd. 3,100 64,062
Nakanishi, Inc. 7,400 96,228
#Nakayama Steel Works, Ltd. 53,500 227,516
#Namura Shipbuilding Co.,
Ltd. 82,676 1,714,005
Nankai Electric Railway Co.,
Ltd. 64,400 1,042,844
Nanto Bank, Ltd. (The) 35,300 1,071,936
Nanyo Corp. 8,700 77,060
Natori Co., Ltd. 2,900 38,790
#NCD Co., Ltd. 4,100 80,995
NEC Corp. 317,200 9,271,822
#Needs Well, Inc. 4,800 17,702
*Net Protections Holdings, Inc. 47,600 237,217
#New Art Holdings Co., Ltd. 5,500 51,018
Nexon Co., Ltd. 31,500 580,624
#Nextage Co., Ltd. 75,900 957,733
#*NexTone, Inc. 4,000 49,224
NGK Insulators, Ltd. 230,100 2,931,006
NH Foods, Ltd. 76,100 2,577,878
NHK Spring Co., Ltd. 227,700 2,593,294
Nicca Chemical Co., Ltd. 3,600 30,356
Nice Corp. 3,921 48,122
Nichias Corp. 88,161 3,415,254
#Nichiban Co., Ltd. 7,900 105,774
Nichicon Corp. 73,200 633,773
#Nichiden Corp. 14,400 273,274
Nichiha Corp. 26,600 559,414
Nichimo Co., Ltd. 6,300 98,543
Nichirei Corp. 197,100 2,393,437
Nichireki Group Co., Ltd. 10,800 213,208
Nichirin Co., Ltd. 10,700 252,400
NIDEC Corp. 273,664 5,297,075
Nifco, Inc. 122,600 3,014,187
Nihon Chouzai Co., Ltd. 13,100 305,967
Nihon Dempa Kogyo Co., Ltd. 26,500 148,792
Nihon Denkei Co., Ltd. 1,400 19,898
#Nihon Flush Co., Ltd. 19,160 102,232
#Nihon House Holdings Co.,
Ltd. 33,300 68,151
Nihon M&A Center Holdings,
Inc. 354,001 1,787,706
Nihon Nohyaku Co., Ltd. 36,000 212,419
Nihon Yamamura Glass Co.,
Ltd. 5,000 89,106
Nikkiso Co., Ltd. 79,700 717,589
Nikko Co., Ltd. 17,356 87,302
#Nikkon Holdings Co., Ltd. 136,406 3,092,576
Nikon Corp. 307,300 3,008,781
Nintendo Co., Ltd. 182,600 15,397,149
Nippi, Inc. 1,000 72,095
Nippn Corp. 52,800 764,485

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Nippon Air Conditioning
Services Co., Ltd. 4,700 $ 36,696
#Nippon Avionics Co., Ltd. 5,000 148,012
Nippon Carbide Industries Co.,
Inc. 6,300 79,621
#Nippon Carbon Co., Ltd. 11,100 305,721
Nippon Care Supply Co., Ltd. 800 11,137
#Nippon Chemical Industrial
Co., Ltd. 7,700 109,083
#*Nippon Chemi-Con Corp. 26,301 220,377
#*Nippon Coke & Engineering
Co., Ltd. 280,900 175,452
#Nippon Concept Corp. 8,900 180,667
#Nippon Concrete Industries
Co., Ltd. 37,783 76,071
Nippon Denko Co., Ltd. 110,500 207,057
Nippon Densetsu Kogyo Co.,
Ltd. 8,900 170,673
Nippon Dry-Chemical Co., Ltd. 5,200 177,255
Nippon Electric Glass Co., Ltd. 113,800 3,066,275
NIPPON EXPRESS
HOLDINGS, Inc. 308,900 6,806,289
Nippon Fine Chemical Co.,
Ltd. 6,900 125,809
Nippon Gas Co., Ltd. 104,600 1,910,317
Nippon Kayaku Co., Ltd. 155,600 1,462,999
Nippon Kodoshi Corp. 800 10,116
Nippon Light Metal Holdings
Co., Ltd. 92,100 1,079,534
Nippon Paint Holdings Co.,
Ltd. 329,400 2,814,767
Nippon Paper Industries Co.,
Ltd. 179,000 1,327,380
Nippon Parking Development
Co., Ltd. 346,300 612,085
Nippon Rietec Co., Ltd. 7,600 100,748
Nippon Sanso Holdings Corp. 88,000 3,142,377
Nippon Seisen Co., Ltd. 8,400 60,951
Nippon Sharyo, Ltd. 3,974 63,533
*Nippon Sheet Glass Co., Ltd. 166,101 555,160
Nippon Shinyaku Co., Ltd. 63,900 1,391,410
Nippon Shokubai Co., Ltd. 183,500 2,094,774
Nippon Signal Co., Ltd. 48,800 364,472
Nippon Soda Co., Ltd. 35,000 797,701
#Nippon Steel Corp. 264,400 5,129,179
Nippon Thompson Co., Ltd. 32,700 131,022
Nippon Yakin Kogyo Co., Ltd. 16,700 466,062
Nipro Corp. 194,106 1,793,444
Nishimatsu Construction Co.,
Ltd. 29,300 979,100
Nishimatsuya Chain Co., Ltd. 34,900 518,763
Nishi-Nippon Financial
Holdings, Inc. 179,000 2,855,769
Nishi-Nippon Railroad Co., Ltd. 26,800 382,514
Nishio Holdings Co., Ltd. 24,600 693,073
Nissan Chemical Corp. 129,546 4,254,070
#*Nissan Motor Co., Ltd. 906,996 1,938,203
Nissan Tokyo Sales Holdings
Co., Ltd. 34,700 114,825
Shares Value
JAPAN — (Continued)
Nissei ASB Machine Co., Ltd. 6,800 $ 295,505
#Nissei Plastic Industrial Co.,
Ltd. 7,100 42,035
Nissha Co., Ltd. 49,400 441,825
Nisshin Oillio Group, Ltd. (The) 28,500 975,282
Nisshin Seifun Group, Inc. 168,700 1,965,056
Nisshinbo Holdings, Inc. 190,600 1,218,361
Nissin Foods Holdings Co.,
Ltd. 13,300 253,725
#Nisso Holdings Co., Ltd. 19,500 86,036
Nissui Corp. 456,000 2,682,460
Niterra Co., Ltd. 120,600 4,186,281
Nitori Holdings Co., Ltd. 15,500 1,333,250
Nitta Gelatin, Inc. 6,300 38,555
Nitto Boseki Co., Ltd. 28,900 1,286,621
Nitto Denko Corp. 409,300 8,542,552
Nitto Fuji Flour Milling Co., Ltd. 900 43,955
Nitto Kogyo Corp. 34,300 761,235
#Nitto Seiko Co., Ltd. 17,222 71,866
Nittoc Construction Co., Ltd. 6,500 51,354
#Nittoku Co., Ltd., Class B 13,401 181,565
nms Holdings Co. 8,200 26,590
Noevir Holdings Co., Ltd. 9,715 297,592
NOF Corp. 166,800 3,350,519
Nohmi Bosai, Ltd. 8,100 212,060
Nojima Corp. 69,800 1,607,077
Nomura Holdings, Inc. 945,000 6,310,675
*Nomura Holdings, Inc.,
Sponsored ADR 464,737 3,090,501
#Nomura Micro Science Co.,
Ltd. 20,600 379,710
Nomura Real Estate Holdings,
Inc. 502,500 2,807,416
Nomura Research Institute,
Ltd. 150,300 6,011,201
Noritake Co., Ltd. 26,700 765,544
Noritz Corp. 40,700 519,517
North Pacific Bank, Ltd. 449,900 1,961,091
#NPC, Inc. 11,500 48,370
NPR-RIKEN Corp. 27,344 463,137
#NS Solutions Corp. 39,300 930,958
#NS Tool Co., Ltd. 9,400 48,532
NS United Kaiun Kaisha, Ltd. 11,800 329,313
NSD Co., Ltd. 55,500 1,332,044
NSK, Ltd. 673,502 3,246,790
NSW, Inc. 6,500 112,080
#NTN Corp. 823,700 1,412,104
NTT, Inc. 4,092,200 4,152,157
#*Nxera Pharma Co., Ltd. 53,300 325,831
#Oat Agrio Co., Ltd. 8,900 142,641
Obara Group, Inc. 5,700 146,576
Obayashi Corp. 246,600 3,651,604
OBIC Business Consultants
Co., Ltd. 2,200 128,087
Obic Co., Ltd. 77,400 2,787,521
#Ochi Holdings Co., Ltd. 1,200 11,179
Odakyu Electric Railway Co.,
Ltd. 168,600 1,830,015
#Oenon Holdings, Inc. 44,400 173,771

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Ogaki Kyoritsu Bank, Ltd.
(The) 47,800 $ 907,754
#Ohara, Inc. 4,200 32,959
Ohba Co., Ltd. 5,200 36,038
Ohsho Food Service Corp. 26,100 649,487
#OIE Sangyo Co., Ltd. 5,800 83,053
Oiles Corp. 23,500 336,194
Oita Bank, Ltd. (The) 13,600 429,250
Oji Holdings Corp. 769,700 3,780,606
#Okabe Co., Ltd. 37,200 215,297
Okada Aiyon Corp. 7,600 97,415
Okamoto Industries, Inc. 3,300 112,489
#Okamoto Machine Tool
Works, Ltd. 2,300 75,039
Okamura Corp. 37,200 588,793
Okasan Securities Group, Inc. 235,900 1,029,844
Oki Electric Industry Co., Ltd. 150,892 1,584,168
Okinawa Cellular Telephone
Co. 21,500 732,882
#Okinawa Electric Power Co.,
Inc. (The) 32,200 206,472
Okinawa Financial Group, Inc. 31,300 714,412
OKUMA Corp. 63,200 1,732,283
Okumura Corp. 31,000 919,732
Okura Industrial Co., Ltd. 7,500 218,030
Okuwa Co., Ltd. 24,680 152,513
Olympus Corp. 365,200 4,395,892
Omron Corp. 123,148 3,206,864
Onamba Co., Ltd. 1,800 12,044
One Career, Inc. 5,100 74,385
Ono Pharmaceutical Co., Ltd. 295,000 3,313,715
Onoken Co., Ltd. 18,200 174,871
Onward Holdings Co., Ltd. 159,500 651,799
Ootoya Holdings Co., Ltd. 2,300 81,152
Open House Group Co., Ltd. 81,100 3,626,180
Open Up Group, Inc. 43,900 540,819
Optex Group Co., Ltd. 33,700 381,797
#*Optim Corp. 14,900 52,474
#Optimus Group Co., Ltd. 37,900 92,675
Optorun Co., Ltd. 27,001 293,343
Oracle Corp. 8,900 970,162
Organo Corp. 33,200 2,082,514
Oriental Consultants Holdings
Co., Ltd. 400 13,821
Oriental Land Co., Ltd. 99,900 2,067,766
Oriental Shiraishi Corp. 163,800 420,126
#Oro Co., Ltd. 4,900 103,376
Osaka Gas Co., Ltd. 85,400 2,162,025
Osaka Organic Chemical
Industry, Ltd. 14,300 280,118
#Osaka Steel Co., Ltd. 1,500 25,496
#OSAKA Titanium
Technologies Co., Ltd. 30,000 330,908
Osaki Electric Co., Ltd. 33,900 236,069
OSG Corp. 72,200 938,391
Otsuka Corp. 67,300 1,282,320
Otsuka Holdings Co., Ltd. 75,700 3,673,458
OUG Holdings, Inc. 2,000 53,025
Oval Corp. 16,700 52,820
Shares Value
JAPAN — (Continued)
Pacific Industrial Co., Ltd. 60,300 $ 832,208
Pack Corp. (The) 14,400 108,602
PAL GROUP Holdings Co.,
Ltd. 37,200 1,245,809
PALTAC Corp. 21,401 615,317
Pan Pacific International
Holdings Corp. 151,900 5,116,323
Panasonic Holdings Corp. 443,900 4,248,898
Paraca, Inc. 4,278 53,981
Paramount Bed Holdings Co.,
Ltd., Class A 15,800 260,262
Park24 Co., Ltd. 186,700 2,375,697
Pegasus Co., Ltd. 20,300 77,561
Penta-Ocean Construction
Co., Ltd. 379,200 2,471,811
#People Dreams &
Technologies Group Co., Ltd. 5,000 59,637
*PeptiDream, Inc. 88,100 995,475
Persol Holdings Co., Ltd. 1,757,200 3,386,079
Pharma Foods International
Co., Ltd. 21,100 124,361
PHC Holdings Corp.,
Registered 18,300 113,087
*PIA Corp. 2,600 51,483
Pickles Holdings Co., Ltd. 11,000 72,361
Pigeon Corp. 108,900 1,208,432
PILLAR Corp. 25,800 670,308
Pilot Corp. 22,600 659,852
#*PKSHA Technology, Inc. 4,400 104,083
#Plus Alpha Consulting Co.,
Ltd. 37,100 568,228
Pole To Win Holdings, Inc. 19,500 46,905
#Port, Inc. 6,900 87,479
PR Times Corp. 3,900 74,789
Premium Water Holdings, Inc. 4,600 99,950
Press Kogyo Co., Ltd., Class B 110,000 437,822
Prestige International, Inc. 94,200 413,117
Prima Meat Packers, Ltd. 35,900 570,125
Procrea Holdings, Inc. 26,784 273,188
#Pro-Ship, Inc. 7,100 138,985
PS Construction Co., Ltd.,
Registered 15,970 195,042
Punch Industry Co., Ltd. 9,300 24,842
QB Net Holdings Co., Ltd. 16,687 133,279
#Qol Holdings Co., Ltd. 37,700 507,276
Quick Co., Ltd. 10,000 155,620
Raccoon Holdings, Inc. 8,400 37,620
Raito Kogyo Co., Ltd. 45,600 946,875
Raiznext Corp. 16,400 203,672
Raksul, Inc. 83,700 697,987
Rakus Co., Ltd. 107,800 1,676,149
*Rakuten Bank, Ltd. 55,400 2,606,279
*Rakuten Group, Inc. 626,400 3,213,268
Rasa Corp. 4,200 42,950
Rasa Industries, Ltd. 8,500 240,606
Recruit Holdings Co., Ltd. 342,800 20,618,795
Relo Group, Inc. 99,900 1,157,020
Renesas Electronics Corp. 489,100 6,064,392
Rengo Co., Ltd. 331,900 1,938,096

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#*RENOVA, Inc. 83,000 $ 392,126
Resol Holdings Co., Ltd. 800 27,589
Resona Holdings, Inc. 954,500 8,809,598
Resonac Holdings Corp. 220,782 5,375,230
Resorttrust, Inc. 203,600 2,542,041
Restar Corp. 24,500 443,294
#Retail Partners Co., Ltd. 24,500 234,915
Rheon Automatic Machinery
Co., Ltd. 14,200 130,493
Ricoh Co., Ltd. 314,500 2,780,440
Riken Keiki Co., Ltd. 8,900 189,538
Riken Technos Corp. 37,100 288,182
Riken Vitamin Co., Ltd. 25,100 480,835
#Ringer Hut Co., Ltd. 22,300 335,474
Rinnai Corp. 64,500 1,602,910
Rion Co., Ltd. 4,700 81,292
Rise Consulting Group, Inc. 4,000 33,755
#Riso Kyoiku Co., Ltd. 36,149 51,883
#Rohm Co., Ltd., Registered 320,201 4,059,560
Rohto Pharmaceutical Co.,
Ltd. 122,700 1,772,483
#Rokko Butter Co., Ltd. 13,100 107,502
Roland Corp., Registered 14,100 296,063
#Rorze Corp. 151,700 2,080,526
Round One Corp. 320,681 3,319,851
Royal Holdings Co., Ltd. 38,700 685,823
Ryobi, Ltd. 34,100 519,108
RYODEN Corp. 13,500 260,142
Ryohin Keikaku Co., Ltd. 205,300 9,781,062
Ryoyo Ryosan Holdings, Inc. 30,008 555,316
S Foods, Inc. 19,601 347,359
S&B Foods, Inc. 6,108 122,367
#Sac's Bar Holdings, Inc. 13,500 73,019
Saibu Gas Holdings Co., Ltd. 17,300 212,895
#Saizeriya Co., Ltd. 45,600 1,618,021
Sakai Chemical Industry Co.,
Ltd. 16,400 312,646
Sakai Heavy Industries, Ltd. 6,900 96,420
Sakai Moving Service Co., Ltd. 23,580 420,224
Sakata INX Corp. 71,100 1,019,528
Sakata Seed Corp. 29,700 670,986
Sala Corp. 60,261 386,004
San Holdings, Inc. 8,200 87,397
San ju San Financial Group,
Inc. 31,400 711,479
San-A Co., Ltd., Class A 29,200 584,019
San-Ai Obbli Co., Ltd. 69,900 946,120
Sangetsu Corp. 61,600 1,232,041
San-In Godo Bank, Ltd. (The) 52,500 446,178
#*SANIX HOLDINGS, Inc. 16,400 27,461
*Sanken Electric Co., Ltd. 33,001 1,896,798
Sanki Engineering Co., Ltd. 33,500 993,903
Sanko Gosei, Ltd. 33,200 178,911
Sanko Metal Industrial Co.,
Ltd. 2,200 105,399
Sankyo Co., Ltd. 194,400 3,643,991
Sankyo Frontier Co., Ltd. 8,400 113,194
Sankyo Tateyama, Inc. 15,400 62,421
Sankyu, Inc. 67,900 4,006,007
Shares Value
JAPAN — (Continued)
#Sanoh Industrial Co., Ltd. 32,700 $ 152,098
Sanrio Co., Ltd. 70,200 2,902,785
*Sansan, Inc. 17,100 218,955
Sansei Technologies, Inc. 8,500 99,970
Sansha Electric Manufacturing
Co., Ltd. 11,500 65,564
Sanshin Electronics Co., Ltd. 5,200 85,898
#Santec Holdings Corp.,
Registered 3,400 135,101
Santen Pharmaceutical Co.,
Ltd., Registered 327,800 3,636,414
Sanwa Holdings Corp. 148,200 4,074,897
Sanyo Chemical Industries,
Ltd. 16,500 434,715
Sanyo Denki Co., Ltd. 10,100 630,851
#Sanyo Electric Railway Co.,
Ltd. 11,400 151,046
Sanyo Trading Co., Ltd. 22,242 223,019
Sapporo Holdings, Ltd. 46,200 2,151,671
Sato Corp. 31,100 442,647
Sato Shoji Corp. 9,800 109,464
#Satori Electric Co., Ltd. 11,500 132,732
Sawai Group Holdings Co.,
Ltd. 161,500 2,092,058
#SBI Global Asset
Management Co., Ltd. 13,900 57,541
SBI Holdings, Inc. 79,500 2,990,990
SBS Holdings, Inc. 20,700 442,898
SCREEN Holdings Co., Ltd. 32,901 2,619,050
Scroll Corp. 38,500 279,102
SCSK Corp., Class B 65,200 2,042,279
Secom Co., Ltd., Class B 53,100 1,910,958
Seed Co., Ltd. 13,700 43,878
Sega Sammy Holdings, Inc. 130,400 2,690,402
Seibu Holdings, Inc. 180,400 5,072,945
Seika Corp. 6,400 221,137
#Seikitokyu Kogyo Co., Ltd. 33,700 329,622
Seiko Electric Co., Ltd. 4,600 47,774
Seiko Epson Corp. 183,400 2,346,501
Seiko Group Corp. 28,300 796,375
Seino Holdings Co., Ltd. 82,200 1,257,347
Seiren Co., Ltd. 26,900 441,854
Sekisui Chemical Co., Ltd. 244,500 4,276,861
Sekisui House, Ltd. 240,800 5,099,369
#Sekisui Kasei Co., Ltd. 29,600 68,643
SEMITEC Corp. 8,500 133,350
Senko Group Holdings Co.,
Ltd. 198,800 2,689,503
Senshu Electric Co., Ltd. 10,800 308,223
Senshu Ikeda Holdings, Inc. 427,500 1,835,044
#*Senshukai Co., Ltd. 6,400 10,291
Septeni Holdings Co., Ltd. 46,300 136,905
SERAKU Co., Ltd. 1,000 10,977
Seria Co., Ltd. 44,600 832,166
Seven & i Holdings Co., Ltd. 991,429 13,155,811
Seven Bank, Ltd. 1,063,200 1,915,943
#SFP Holdings Co., Ltd. 5,500 80,986
#SG Holdings Co., Ltd. 203,521 2,273,966
Sharingtechnology, Inc. 31,400 254,547

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
#*Sharp Corp. 80,944 $ 386,070
Shibaura Electronics Co., Ltd. 15,400 621,137
#Shibaura Machine Co., Ltd. 31,400 812,671
Shibaura Mechatronics Corp. 25,300 1,813,927
Shibusawa Logistics Corp. 7,100 206,166
Shibuya Corp. 17,800 430,526
*SHIFT, Inc. 311,615 3,318,137
Shiga Bank, Ltd. (The) 25,455 1,033,457
Shikibo, Ltd. 6,604 43,750
Shikoku Bank, Ltd. (The) 50,300 419,793
Shikoku Electric Power Co.,
Inc. 126,000 1,054,919
Shima Seiki Manufacturing,
Ltd. 30,801 217,763
Shimadaya Corp. 10,100 128,452
Shimadzu Corp. 86,700 1,935,692
Shimamura Co., Ltd. 18,800 1,372,883
Shimano, Inc. 9,300 1,024,270
Shimizu Bank, Ltd. (The) 4,200 46,271
Shimizu Corp. 334,100 3,730,722
Shimojima Co., Ltd. 6,500 54,334
Shin Maint Holdings Co., Ltd. 4,600 34,509
#Shin Nippon Air Technologies
Co., Ltd. 19,000 337,466
#Shin Nippon Biomedical
Laboratories, Ltd. 12,200 113,249
Shinagawa Refractories Co.,
Ltd. 35,800 410,584
#Shindengen Electric
Manufacturing Co., Ltd. 6,200 107,484
Shin-Etsu Chemical Co., Ltd. 431,700 12,607,206
Shin-Etsu Polymer Co., Ltd. 40,400 482,400
Shinko Shoji Co., Ltd. 34,300 226,547
Shinmaywa Industries, Ltd. 90,100 1,093,210
Shinnihon Corp. 2,600 30,441
#Shinnihonseiyaku Co., Ltd. 6,400 96,195
Shinobu Foods Products Co.,
Ltd. 5,200 54,144
Shinsho Corp. 2,700 37,981
Shinwa Co., Ltd. 11,500 59,450
Shinwa Co., Ltd. 9,700 219,143
Shionogi & Co., Ltd. 248,800 4,209,075
Ship Healthcare Holdings, Inc. 106,400 1,498,487
#Shiseido Co., Ltd. 104,500 1,705,038
Shizuoka Financial Group, Inc. 218,000 2,596,531
Shizuoka Gas Co., Ltd. 26,900 202,516
SHO-BOND Holdings Co., Ltd. 30,600 982,079
Shoei Co., Ltd. 79,400 955,997
#Shoei Foods Corp. 9,000 246,387
Shofu, Inc., Class A 4,800 65,257
Showa Sangyo Co., Ltd. 23,000 463,836
SIGMAXYZ Holdings, Inc. 91,400 735,476
Siix Corp., Registered 36,801 302,487
Simplex Holdings, Inc. 37,100 1,016,894
#Sinanen Holdings Co., Ltd. 3,300 144,722
Sinfonia Technology Co., Ltd. 29,200 1,864,593
Sinko Industries, Ltd. 63,300 543,431
SK-Electronics Co., Ltd. 3,400 64,320
Shares Value
JAPAN — (Continued)
SKY Perfect JSAT Holdings,
Inc. 215,400 $ 2,056,745
Skylark Holdings Co., Ltd. 227,300 4,339,988
Skymark Airlines, Inc. 24,900 81,569
Smaregi, Inc. 1,800 40,128
SMC Corp. 5,400 1,890,960
#SMK Corp. 2,700 39,416
SMS Co., Ltd. 67,800 688,384
#Socionext, Inc. 202,100 3,901,130
#Soda Nikka Co., Ltd. 11,700 86,373
Sodick Co., Ltd. 65,800 389,566
SoftBank Corp. 6,373,500 9,257,763
Softcreate Holdings Corp.,
Class B 12,300 183,076
Software Service, Inc. 2,600 236,858
Sojitz Corp. 188,400 4,514,239
Soken Chemical & Engineering
Co., Ltd. 13,200 146,477
Solasto Corp. 62,298 178,000
#Soliton Systems K.K. 8,700 79,488
Sompo Holdings, Inc. 335,600 9,972,446
Sony Group Corp. 1,753,700 42,905,900
#Sony Group Corp., ADR 39,000 948,480
Sotetsu Holdings, Inc. 77,300 1,227,596
Sparx Group Co., Ltd. 19,340 192,892
SPK Corp., Registered 4,600 73,022
S-Pool, Inc. 54,400 116,395
Square Enix Holdings Co., Ltd. 26,000 1,774,278
SRE Holdings Corp. 13,300 282,358
SRS Holdings Co., Ltd., Class
B 21,800 185,994
#St Marc Holdings Co., Ltd.,
Registered 1,500 23,981
ST. Corp. 9,500 102,515
Star Mica Holdings Co., Ltd. 18,500 122,928
Star Micronics Co., Ltd. 48,000 557,839
Startia Holdings, Inc. 4,200 73,761
Starts Corp., Inc. 41,000 1,246,387
Starzen Co., Ltd. 45,830 358,125
#St-Care Holding Corp. 13,500 69,700
#Stella Chemifa Corp. 7,000 200,239
#Step Co., Ltd. 4,800 74,123
STI Foods Holdings, Inc. 6,900 60,704
Strike Co., Ltd. 9,781 257,369
#Studio Alice Co., Ltd. 8,200 117,038
Subaru Corp. 613,000 11,321,529
Sugi Holdings Co., Ltd.,
Registered 73,600 1,787,488
Sugimoto & Co., Ltd.,
Registered 9,262 110,471
#SUMCO Corp. 306,000 2,433,848
Sumida Corp. 38,500 264,265
#Suminoe Co., Ltd. 4,200 31,341
Sumitomo Bakelite Co., Ltd. 86,700 2,548,661
Sumitomo Chemical Co., Ltd. 1,635,700 4,126,883
Sumitomo Corp. 183,500 4,706,535
Sumitomo Electric Industries,
Ltd. 354,100 8,842,206
Sumitomo Forestry Co., Ltd. 357,900 3,668,300

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Sumitomo Heavy Industries,
Ltd. 124,100 $ 2,775,644
Sumitomo Mitsui Construction
Co., Ltd. 168,300 668,749
Sumitomo Mitsui Financial
Group, Inc. 429,600 11,004,405
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 503,831 7,628,001
Sumitomo Mitsui Trust Group,
Inc. 292,700 7,734,927
Sumitomo Osaka Cement Co.,
Ltd. 46,100 1,214,262
*Sumitomo Pharma Co., Ltd. 151,500 1,332,842
Sumitomo Realty &
Development Co., Ltd. 126,900 4,673,111
Sumitomo Riko Co., Ltd. 50,100 638,172
Sumitomo Rubber Industries,
Ltd. 203,800 2,348,856
Sumitomo Seika Chemicals
Co., Ltd. 11,000 331,107
Sun Frontier Fudousan Co.,
Ltd. 43,000 608,020
#*Suncall Corp. 19,100 48,989
Sundrug Co., Ltd. 67,800 2,019,201
Suntory Beverage & Food, Ltd. 47,700 1,447,846
Sun-Wa Technos Corp. 8,100 130,412
Suruga Bank, Ltd. 231,800 2,156,351
#Suzuden Corp. 5,800 65,864
Suzuken Co., Ltd. 96,100 3,652,560
#Suzuki Co., Ltd. 14,600 179,959
Suzuki Motor Corp. 575,700 6,374,990
#Suzumo Machinery Co., Ltd.,
Class A 1,600 19,031
SWCC Corp., Class B 44,600 2,723,506
#Synchro Food Co., Ltd. 10,000 40,068
Sysmex Corp. 225,700 3,714,800
System Research Co., Ltd. 9,100 132,242
System Support Holdings, Inc. 4,900 87,715
Systems Engineering
Consultants Co., Ltd. 1,800 62,673
Systena Corp. 267,200 715,516
Syuppin Co., Ltd. 31,000 262,015
T Hasegawa Co., Ltd. 19,600 408,293
T&D Holdings, Inc. 180,100 4,448,199
T. RAD Co., Ltd. 2,700 88,538
Tachibana Eletech Co., Ltd.,
Class S 17,000 323,293
#Tachi-S Co., Ltd., Class S 40,100 477,486
Tadano, Ltd. 105,000 765,374
Taihei Dengyo Kaisha, Ltd. 8,000 347,653
Taiheiyo Cement Corp. 149,500 3,689,445
#Taiho Kogyo Co., Ltd. 14,600 61,603
Taikisha, Ltd. 33,200 599,826
Taiko Bank, Ltd. (The) 4,200 46,076
Taisei Corp. 44,500 2,680,734
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 3,600 60,520
Taiyo Holdings Co., Ltd. 38,400 1,691,697
Taiyo Yuden Co., Ltd. 134,700 2,557,147
Shares Value
JAPAN — (Continued)
Takamatsu Construction
Group Co., Ltd. 17,100 $ 349,965
#Takamiya Co., Ltd. 21,857 48,653
Takaoka Toko Co., Ltd. 6,600 126,961
#Takara & Co., Ltd. 9,400 222,360
Takara Bio, Inc. 62,494 367,917
Takara Holdings, Inc. 168,000 1,422,745
Takara Standard Co., Ltd. 45,400 778,613
Takasago International Corp. 14,800 716,914
Takasago Thermal
Engineering Co., Ltd. 27,400 1,342,918
Takashima & Co., Ltd. 10,700 114,611
Takashimaya Co., Ltd. 361,100 2,798,918
Take And Give Needs Co., Ltd. 13,200 79,115
#TAKEBISHI Corp. 2,100 26,499
Takeda Pharmaceutical Co.,
Ltd. 426,300 11,897,139
Takeda Pharmaceutical Co.,
Ltd., Sponsored ADR 7,000 96,040
Takeuchi Manufacturing Co.,
Ltd. 58,900 2,121,253
#Taki Chemical Co., Ltd. 4,600 89,588
Takuma Co., Ltd. 18,000 262,534
#Tama Home Co., Ltd. 16,000 380,079
Tamron Co., Ltd. 157,600 958,198
#Tamura Corp. 99,000 319,705
TANABE ENGINEERING
Corp. 1,000 17,203
Tanseisha Co., Ltd. 37,900 334,186
#Tayca Corp. 10,900 90,100
#Tazmo Co., Ltd. 11,800 176,888
TDC Soft, Inc. 14,900 130,194
TDK Corp. 926,200 11,428,641
TechMatrix Corp. 50,100 722,396
Techno Ryowa, Ltd. 1,200 33,091
Techno Smart Corp. 1,900 21,349
TechnoPro Holdings, Inc. 132,100 4,225,585
Teijin, Ltd. 236,200 2,020,715
#Teikoku Electric
Manufacturing Co., Ltd. 8,800 197,641
Tekken Corp. 11,900 249,078
Temairazu, Inc., Registered 2,500 49,919
*Ten Allied Co., Ltd. 5,800 10,907
#Tenpos Holdings Co., Ltd. 600 13,535
#Tera Probe, Inc. 5,100 115,389
Terasaki Electric Co., Ltd. 3,700 94,900
Terumo Corp. 74,000 1,259,271
#Tess Holdings Co., Ltd. 45,300 132,744
THK Co., Ltd. 145,100 4,114,999
TIS, Inc. 91,800 2,949,897
TKC Corp. 16,900 509,824
#*TKP Corp. 9,800 119,167
Toa Corp. 94,200 1,186,146
TOA ROAD Corp. 31,700 341,234
Toagosei Co., Ltd. 61,900 610,383
TOBISHIMA HOLDINGS, Inc. 18,100 235,969
Tobu Railway Co., Ltd. 91,200 1,558,632
Tocalo Co., Ltd. 62,700 849,915
Tochigi Bank, Ltd. (The) 157,300 467,212

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Toda Corp. 266,700 $ 1,711,013
Toei Animation Co., Ltd. 26,500 581,082
Toell Co., Ltd. 3,800 20,099
Toenec Corp. 35,200 312,483
Toho Bank, Ltd. (The) 329,600 810,339
Toho Co., Ltd. 7,800 170,258
Toho Co., Ltd. 12,200 773,125
Toho Gas Co., Ltd. 35,945 1,004,583
#Toho Holdings Co., Ltd. 44,800 1,515,511
#Toho Titanium Co., Ltd. 53,100 485,855
#*Toho Zinc Co., Ltd. 11,200 52,988
Tohoku Bank, Ltd. (The) 3,100 24,142
Tohoku Electric Power Co.,
Inc. 241,500 1,701,789
Tokai Carbon Co., Ltd. 366,100 2,518,998
Tokai Corp. 8,900 124,900
TOKAI Holdings Corp. 100,170 711,530
Tokai Rika Co., Ltd. 53,933 868,332
Tokai Tokyo Financial
Holdings, Inc. 350,200 1,275,189
Tokio Marine Holdings, Inc. 510,200 20,761,253
Tokushu Tokai Paper Co., Ltd. 7,500 195,854
Tokuyama Corp. 113,700 2,465,974
Tokyo Base Co., Ltd. 7,800 25,241
*Tokyo Electric Power Co.
Holdings, Inc. 699,200 2,671,451
Tokyo Electron Device, Ltd. 26,700 469,439
Tokyo Electron, Ltd. 99,400 18,051,111
Tokyo Energy & Systems, Inc. 13,000 143,825
Tokyo Gas Co., Ltd. 92,200 3,093,244
#Tokyo Individualized
Educational Institute, Inc. 20,000 48,374
Tokyo Kiraboshi Financial
Group, Inc. 38,900 1,698,216
Tokyo Ohka Kogyo Co., Ltd. 68,500 1,894,395
Tokyo Rope Manufacturing
Co., Ltd. 9,600 86,307
#Tokyo Sangyo Co., Ltd. 13,900 75,090
Tokyo Seimitsu Co., Ltd. 54,000 3,426,692
Tokyo Steel Manufacturing
Co., Ltd. 74,500 782,647
Tokyo Tatemono Co., Ltd. 225,800 3,816,972
#Tokyo Tekko Co., Ltd. 10,900 399,076
#Tokyo Theatres Co., Inc. 2,600 20,732
Tokyotokeiba Co., Ltd. 21,200 735,333
Tokyu Construction Co., Ltd. 134,500 926,785
Tokyu Corp. 126,300 1,431,727
Tokyu Fudosan Holdings Corp. 700,800 4,987,254
Toli Corp. 51,200 191,539
Tomato Bank, Ltd. 3,000 26,393
Tomen Devices Corp. 3,300 129,373
Tomoe Engineering Co., Ltd. 15,000 158,876
Tomoku Co., Ltd. 8,200 179,534
TOMONY Holdings, Inc. 294,700 1,202,338
Tomy Co., Ltd. 152,900 3,258,250
#Topcon Corp. 106,500 2,331,755
Topre Corp. 53,164 733,723
Topy Industries, Ltd. 15,200 264,418
Toray Industries, Inc. 649,300 4,478,377
Shares Value
JAPAN — (Continued)
#Torex Semiconductor, Ltd. 8,784 $ 90,528
#Toridoll Holdings Corp., Class
A 51,200 1,516,659
#Torishima Pump
Manufacturing Co., Ltd., Class
A 18,600 269,802
Tosei Corp. 40,500 785,807
Toshiba TEC Corp. 26,000 522,609
Tosho Co., Ltd. 12,400 56,276
Tosoh Corp. 220,900 3,347,370
Totech Corp. 22,300 424,974
Totetsu Kogyo Co., Ltd. 33,300 924,908
#TOTO, Ltd. 118,500 3,063,780
Toukei Computer Co., Ltd. 600 15,907
Toumei Co., Ltd. 800 9,632
#Tow Co., Ltd. 27,100 57,083
#Towa Bank, Ltd. (The) 27,000 138,324
#Towa Corp. 271,800 3,438,700
Towa Pharmaceutical Co., Ltd. 36,600 802,552
Toyo Construction Co., Ltd. 39,000 428,366
Toyo Corp. 11,400 115,973
#Toyo Innovex Co., Ltd. 7,300 31,238
Toyo Kanetsu KK 7,000 190,006
Toyo Logistics Co., Ltd. 1,600 17,521
Toyo Seikan Group Holdings,
Ltd. 81,200 1,692,577
Toyo Suisan Kaisha, Ltd. 30,200 1,939,486
#Toyo Tanso Co., Ltd. 18,600 601,894
Toyo Tire Corp. 164,600 3,504,292
Toyobo Co., Ltd. 146,800 955,939
Toyoda Gosei Co., Ltd. 79,300 1,689,331
Toyota Boshoku Corp. 123,401 1,764,570
Toyota Motor Corp. 3,958,305 70,923,083
Toyota Motor Corp.,
Sponsored ADR 8,171 1,462,364
Toyota Tsusho Corp. 366,700 8,457,528
Traders Holdings Co., Ltd. 25,000 199,342
#Transaction Co., Ltd. 13,000 227,356
Transcosmos, Inc. 15,300 366,501
TRE Holdings Corp. 75,900 689,931
#Treasure Factory Co., Ltd. 12,800 148,247
Trend Micro, Inc., Class B 61,000 3,740,377
#Tri Chemical Laboratories,
Inc. 23,800 546,390
Trusco Nakayama Corp. 34,700 507,951
#TRYT, Inc. 32,296 188,417
#Tsubaki Nakashima Co., Ltd. 50,073 116,785
Tsubakimoto Chain Co. 50,500 714,070
#Tsubakimoto Kogyo Co., Ltd. 3,800 67,544
Tsuburaya Fields Holdings,
Inc. 43,100 666,998
Tsugami Corp. 69,300 961,023
Tsukada Global Holdings, Inc. 6,900 27,738
Tsukishima Holdings Co., Ltd. 40,800 623,542
#Tsukuba Bank, Ltd. 93,900 161,601
Tsumura & Co. 76,600 1,902,084
Tsuruha Holdings, Inc. 39,000 2,880,395
Tsurumi Manufacturing Co.,
Ltd. 4,600 119,971

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
Tsuzuki Denki Co., Ltd. 11,600 $ 235,476
#TWOSTONE&Sons 6,700 39,534
UACJ Corp. 42,300 1,680,813
UBE Corp. 136,600 2,104,436
Ubicom Holdings, Inc. 6,700 45,811
Uchida Yoko Co., Ltd. 8,000 551,779
ULS Group, Inc. 1,400 68,002
Ulvac, Inc. 59,000 2,198,166
UMENOHANA GROUP Co.,
Ltd. 1,500 8,203
U-Next Holdings Co., Ltd. 62,400 850,410
Unicharm Corp. 386,703 2,687,739
#Union Tool Co. 7,400 310,761
Unipres Corp. 54,500 387,488
United Arrows, Ltd. 33,700 491,969
#United Super Markets
Holdings, Inc. 71,387 446,836
#UNITED, Inc. 15,600 59,396
*Universal Entertainment Corp. 41,800 281,361
#Urbanet Corp Co., Ltd. 31,000 103,817
User Local, Inc. 5,300 67,335
Ushio, Inc. 134,100 1,654,697
USS Co., Ltd. 305,600 3,343,436
UT Group Co., Ltd. 38,700 661,393
#V Technology Co., Ltd. 10,000 198,943
Valor Holdings Co., Ltd. 49,300 874,654
Valqua, Ltd. 19,600 460,387
Value HR Co., Ltd. 14,000 156,191
ValueCommerce Co., Ltd. 20,300 108,855
Vector, Inc. 49,300 363,620
Vertex Corp. 17,100 317,696
Vision, Inc. 64,700 478,065
*Visional, Inc. 36,300 2,864,298
Vital KSK Holdings, Inc. 42,122 355,740
VT Holdings Co., Ltd. 96,900 301,334
Wacoal Holdings Corp. 35,600 1,296,309
Wacom Co., Ltd. 206,500 901,495
Wakachiku Construction Co.,
Ltd. 3,500 118,609
Wakita & Co., Ltd. 41,200 481,550
Warabeya Nichiyo Holdings
Co., Ltd. 16,100 289,596
#Waseda Academy Co., Ltd. 5,400 92,539
Watahan & Co., Ltd. 15,500 162,318
WDB Holdings Co., Ltd. 5,300 60,433
Weathernews, Inc. 8,000 236,021
Welcia Holdings Co., Ltd. 94,601 1,592,870
Wellneo Sugar Co., Ltd. 4,800 73,581
Wellnet Corp. 13,800 67,123
#West Holdings Corp. 36,600 367,958
West Japan Railway Co. 132,300 2,919,488
#Will Group, Inc. 20,193 129,481
#WingArc1st, Inc. 19,733 475,312
Workman Co., Ltd. 17,000 736,503
World Co., Ltd. 39,000 721,200
World Holdings Co., Ltd. 10,100 160,867
*W-Scope Corp. 26,000 41,463
#Xebio Holdings Co., Ltd. 34,000 252,806
Shares Value
JAPAN — (Continued)
#YAC Holdings Co., Ltd. 10,201 $ 55,175
#Yahagi Construction Co., Ltd. 40,800 541,126
Yakult Honsha Co., Ltd. 60,500 977,680
#YAKUODO Holdings Co., Ltd. 13,441 206,668
YAMABIKO Corp. 45,600 671,448
YAMADA Consulting Group
Co., Ltd. 6,062 67,389
Yamada Corp. 400 13,675
Yamada Holdings Co., Ltd. 520,600 1,596,444
Yamae Group Holdings Co.,
Ltd. 20,500 354,709
Yamagata Bank, Ltd. (The) 20,600 209,566
Yamaguchi Financial Group,
Inc. 262,000 2,992,644
Yamaha Corp. 238,000 1,719,825
Yamaha Motor Co., Ltd. 892,800 6,487,105
#Yamaichi Electronics Co.,
Ltd. 32,500 627,346
#Yamami Co. 2,100 64,677
Yamanashi Chuo Bank, Ltd.
(The) 25,800 482,759
#Yamatane Corp. 16,600 285,353
Yamato Holdings Co., Ltd. 180,700 2,635,546
Yamau Holdings Co., Ltd. 3,900 55,742
Yamaura Corp. 4,900 43,467
Yamaya Corp. 3,100 54,442
Yamazaki Baking Co., Ltd. 125,200 2,702,912
Yamazen Corp. 56,400 502,558
Yaoko Co., Ltd. 13,900 901,175
#Yashima Denki Co., Ltd. 7,900 93,648
Yaskawa Electric Corp. 34,200 723,110
#YE DIGITAL Corp. 6,600 28,769
Yellow Hat, Ltd. 89,200 945,374
Yokogawa Bridge Holdings
Corp. 48,700 867,892
Yokogawa Electric Corp. 103,000 2,757,480
Yokohama Rubber Co., Ltd.
(The) 141,700 4,095,784
#Yokorei Co., Ltd. 58,601 410,415
Yokowo Co., Ltd. 14,901 156,342
Yondenko Corp. 26,000 231,157
#Yondoshi Holdings, Inc. 8,600 99,146
Yonex Co., Ltd. 47,000 931,287
#Yorozu Corp. 19,300 121,318
#*Yoshimura Food Holdings
KK 5,700 32,572
#Yoshinoya Holdings Co., Ltd. 76,700 1,674,715
#Yossix Holdings Co., Ltd. 3,400 59,056
Yotai Refractories Co., Ltd.,
Registered 300 3,421
Yuasa Trading Co., Ltd. 14,500 453,321
Yukiguni Factory Co., Ltd. 17,700 132,549
Yurtec Corp. 46,900 771,616
Yushin Co 12,000 50,234
Yutaka Giken Co., Ltd. 1,700 30,725
Zacros Corp. 6,600 173,228
Zenrin Co., Ltd. 31,550 232,283
Zensho Holdings Co., Ltd. 30,500 1,620,506
Zeon Corp. 232,500 2,485,747

Dimensional International Core Equity 2 ETF
continued
Shares Value
JAPAN — (Continued)
ZERIA Pharmaceutical Co.,
Ltd. 28,100 $ 390,612
ZIGExN Co., Ltd. 63,900 216,545
Zojirushi Corp., Class B 22,600 272,711
ZOZO, Inc., Class B 107,400 1,066,899
Zuiko Corp. 11,000 73,604
TOTAL JAPAN 2,167,687,853
NETHERLANDS — (3.2%)
Aalberts NV, Registered 111,995 3,609,641
ΩABN AMRO Bank NV, Class
CV 458,721 13,314,675
Acomo NV 22,833 581,468
Ω*Adyen NV 4,977 8,604,979
Aegon, Ltd. 158,917 1,142,982
Aegon, Ltd.- NYS 1,242,056 8,818,598
*AFC Ajax NV 4 44
Akzo Nobel NV 153,336 9,666,533
Ω#*Alfen N.V. 641 7,967
Allfunds Group PLC 287,531 2,007,461
AMG Critical Materials NV 8,964 254,441
APERAM SA 49,015 1,451,864
Arcadis NV 61,400 3,073,830
ArcelorMittal SA 496 15,623
#ArcelorMittal SA- NYS 176,464 5,581,556
ASM International NV 20,513 10,036,863
ASML Holding NV, Class B 1,578 1,107,314
ASML Holding NV, Class B,
Sponsored NVDR 77,938 54,144,308
ASR Nederland NV, Class B 200,526 13,394,258
#*Avantium N.V. 180 2,890
ΩB&S Group Sarl 25,777 173,477
Ω*Basic-Fit NV, Registered 53,825 1,529,039
#BE Semiconductor Industries
NV 50,024 6,819,034
#Brunel International NV,
Registered 14,217 148,726
Coca-Cola Europacific
Partners PLC 45,201 4,464,692
Corbion NV 59,893 1,143,418
ΩCTP NV 78,936 1,684,045
*Flow Traders, Ltd. 48,304 1,448,495
ForFarmers NV 38,840 168,037
Fugro NV 104,011 1,494,018
HAL Trust 9,678 1,380,182
Havas NV 518,620 840,218
Heineken NV 57,481 4,543,427
IMCD NV 58,672 6,468,150
ING Groep NV 568,312 13,327,892
*InPost SA 300,747 4,344,035
JDE Peet's NV 111,331 3,323,199
Ω*Just Eat Takeaway.com NV 89,725 2,057,993
#Kendrion NV 17,987 221,927
Koninklijke Ahold Delhaize NV 448,010 17,741,752
Koninklijke BAM Groep NV 281,482 2,474,256
Koninklijke Heijmans N.V. 18,989 1,217,090
Koninklijke KPN NV 4,401,168 19,746,345
Koninklijke Philips NV 9,853 260,503
#Koninklijke Philips NV- NYS 339,726 8,900,821
Shares Value
NETHERLANDS — (Continued)
Koninklijke Vopak NV 91,905 $ 4,405,331
Nedap NV 3,549 356,643
NN Group NV 261,506 17,706,899
#*NX Filtration NV 5,925 22,379
OCI NV 12,528 104,960
*Pharming Group NV 128,312 142,160
*Prosus NV, Class N 161,749 9,300,878
Randstad NV 129,547 6,203,713
SBM Offshore NV 202,063 5,286,834
*SIF Holding NV 1,892 18,428
ΩSignify NV 122,616 2,961,163
Sligro Food Group NV 5,784 73,483
TKH Group NV 32,915 1,362,244
*TomTom NV 36,328 219,953
Universal Music Group NV 236,552 6,871,490
Van Lanschot Kempen NV 39,757 2,607,360
Wolters Kluwer NV 125,083 19,570,391
TOTAL NETHERLANDS 319,952,375
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 115,576 601,109
Air New Zealand, Ltd. 2,015,540 690,127
Auckland International Airport,
Ltd. 213,213 947,804
Briscoe Group, Ltd. 40 144
Channel Infrastructure NZ, Ltd. 354,432 441,494
Chorus, Ltd. 241,415 1,242,056
#Colonial Motor Co., Ltd.
(The), Class B 8 34
Contact Energy, Ltd. 334,971 1,801,504
#Delegat Group, Ltd. 24 55
EBOS Group, Ltd. 61,186 1,477,356
Fisher & Paykel Healthcare
Corp., Ltd. 73,528 1,597,387
*Fletcher Building, Ltd. 523,978 940,365
Freightways Group, Ltd. 176,794 1,163,730
Genesis Energy, Ltd. 266,188 374,003
*Gentrack Group, Ltd. 92 578
Hallenstein Glasson Holdings,
Ltd. 39,355 202,129
#Heartland Group Holdings,
Ltd., Class B 699,557 334,517
Infratil, Ltd. 128,454 881,936
*KMD Brands, Ltd. 379,486 57,127
Mainfreight, Ltd. 23,071 806,302
Mercury NZ, Ltd. 65,571 239,808
Meridian Energy, Ltd. 118,182 397,682
#Napier Port Holdings, Ltd. 96 177
#NZX, Ltd. 314,720 284,266
#*Oceania Healthcare, Ltd. 769,593 313,487
*Pacific Edge, Ltd. 24,247 1,432
#Port of Tauranga, Ltd. 77,210 317,243
Restaurant Brands New
Zealand, Ltd. 12,953 22,176
*Ryman Healthcare, Ltd. 657,322 970,125
Sanford, Ltd. 4,406 14,826
Scales Corp., Ltd. 118,754 330,903
*Serko, Ltd. 26,648 44,993

Dimensional International Core Equity 2 ETF
continued
Shares Value
NEW ZEALAND — (Continued)
Skellerup Holdings, Ltd., Class
A 171,821 $ 482,828
SKY Network Television, Ltd. 155,132 282,989
*SKYCITY Entertainment
Group, Ltd. 548,079 330,030
Spark New Zealand, Ltd. 15,876 22,775
Steel & Tube Holdings, Ltd. 196 84
Summerset Group Holdings,
Ltd. 240,300 1,621,473
#Tourism Holdings, Ltd. 32,428 40,394
TOWER, Ltd. 342,880 352,209
Turners Automotive Group,
Ltd. 8,053 32,565
Vector, Ltd. 90,125 234,103
*Vista Group International, Ltd. 61,122 126,653
#*Warehouse Group, Ltd.
(The), Registered 110,938 53,704
TOTAL NEW ZEALAND 20,076,682
NORWAY — (0.7%)
2020 Bulkers, Ltd. 25,990 323,188
ABG Sundal Collier Holding
ASA 265,015 180,479
AF Gruppen ASA 30,746 471,340
*Agilyx ASA 23,270 55,386
Akastor ASA 104,039 123,107
Aker ASA, A Shares 6,859 475,105
Aker BioMarine ASA 8,997 69,662
Aker BP ASA 154,179 3,749,084
Aker Solutions ASA 221,673 664,150
AKVA Group ASA 16 131
Archer, Ltd. 52,671 121,527
Arendals Fossekompani ASA 15 208
Atea ASA, Class A 53,794 746,279
Austevoll Seafood ASA 80,866 750,254
Bakkafrost P/F 14,338 577,506
#*BEWi ASA 10,562 22,830
BLUENORD ASA 21,208 1,021,928
Bonheur ASA 22,322 520,455
Borregaard ASA 44,034 854,718
Bouvet ASA 61,962 454,476
*BW Energy, Ltd. 7,477 25,932
Ω#BW LPG, Ltd. 136,583 1,843,053
BW Offshore, Ltd. 95,254 323,422
*Cadeler A/S 101,977 541,416
*Cadeler A/S, ADR 1,919 40,222
*Cloudberry Clean Energy
ASA 216,961 287,920
DNB Bank ASA 149,097 3,799,323
DNO ASA 606,956 837,896
#DOF Group ASA 79,149 730,864
Ω#Elkem ASA 277,495 650,237
*Elliptic Laboratories ASA 7,511 9,063
ΩElmera Group ASA 86,280 285,408
Elopak ASA 99,494 485,221
*Endur ASA 5,145 45,285
*Ensurge Micropower ASA 177,516 23,626
Ω*Entra ASA, Class B 26,302 324,512
Equinor ASA 402,275 10,461,897
Shares Value
NORWAY — (Continued)
#Equinor ASA, Sponsored
ADR 2,932 $ 75,499
ΩEuropris ASA 154,154 1,457,158
#FLEX LNG, Ltd. 23,220 582,125
#Frontline PLC 76,437 1,422,781
Gjensidige Forsikring ASA 5,814 153,971
#Golden Ocean Group, Ltd. 73,318 609,710
#*Grieg Seafood ASA 6,114 41,073
Hafnia, Ltd. 175,403 973,680
#*Hexagon Composites ASA 118,081 197,539
Hoegh Autoliners ASA 169,279 1,718,535
ΩKid ASA 31,685 451,260
Kitron ASA 139,225 856,170
ΩKlaveness Combination
Carriers ASA 20,647 140,810
#*Kongsberg Automotive ASA 822,294 119,029
Kongsberg Gruppen ASA 46,475 1,398,523
#Leroy Seafood Group ASA 93,193 427,150
*LINK Mobility Group Holding
ASA 239,675 769,544
#Magnora ASA 44,019 101,351
Medistim ASA 1,312 27,786
MORROW BANK ASA 35,156 41,668
Mowi ASA 63,824 1,199,787
MPC Container Ships ASA 402,348 744,427
ΩMulticonsult ASA 12,503 259,936
*Napatech A/S 5,202 12,660
*Nekkar ASA 12,314 11,843
NORBIT ASA 25,692 515,415
*Nordic Semiconductor ASA 7,650 105,682
Norsk Hydro ASA 184,070 1,100,831
Norwegian Air Shuttle ASA 173,220 286,500
*NRC Group ASA 9,242 6,806
Odfjell Drilling, Ltd. 124,449 894,669
Odfjell SE, A Shares 17,807 220,740
Odfjell Technology, Ltd., Class
B 20,396 99,073
*OKEA ASA 15,089 25,653
Ω#Okeanis Eco Tankers Corp. 6,778 163,632
Olav Thon Eiendomsselskap
ASA 3,781 108,360
#Orkla ASA 127,312 1,348,140
Panoro Energy ASA 91,110 214,643
Paratus Energy Services, Ltd. 9,875 37,818
Pareto Bank ASA 27,945 253,023
Petronor E&P ASA 7,993 8,355
Pexip Holding ASA 39,337 246,490
*PhotoCure ASA 7,769 49,285
Protector Forsikring ASA 33,563 1,649,872
Rana Gruber ASA 29,012 202,649
Reach Subsea ASA 14,177 10,881
Rogaland Sparebank, Class B 1,483 20,490
#Salmar ASA 14,921 608,816
*Salmon Evolution ASA 149,772 84,537
*SATS ASA 131,648 503,906
Ω*Scatec ASA 177,392 1,773,325
Sea1 Offshore, Inc. 31,607 83,674
Selvaag Bolig ASA 43,179 155,208
#*SmartCraft ASA 18,528 47,519

Dimensional International Core Equity 2 ETF
continued
Shares Value
NORWAY — (Continued)
Solstad Maritime Holding AS 58,211 $ 141,379
*Solstad Offshore ASA, Class
A 46,358 226,984
SpareBank 1 Helgeland 864 15,864
SpareBank 1 Oestlandet 31,071 582,031
SpareBank 1 Sor-Norge ASA 61,837 1,089,745
Sparebanken More 13,530 139,329
Stolt-Nielsen, Ltd., Class R 5,774 170,245
Storebrand ASA, Class B 289,061 4,136,484
Subsea 7 SA 101,842 1,996,582
Telenor ASA 85,575 1,319,359
TGS ASA 32,857 244,190
*Thor Medical ASA 165,075 39,531
#TOMRA Systems ASA 44,162 619,949
Var Energi ASA 97,397 337,416
Veidekke ASA 93,452 1,497,999
Vend Marketplaces ASA,
Class B 11,944 452,072
#Vend Marketplaces ASA,
Class B 25,520 1,018,474
Wallenius Wilhelmsen ASA 125,316 1,130,388
Wilh Wilhelmsen Holding ASA,
A Shares 11,830 547,629
Wilh Wilhelmsen Holding ASA,
B Shares 4,740 203,996
Yara International ASA 21,517 802,907
#Zalaris ASA 3,561 25,946
*Zaptec ASA 22,414 52,696
TOTAL NORWAY 73,308,312
PORTUGAL — (0.3%)
#Altri SGPS SA 37,080 202,862
Banco Comercial Portugues
SA, Class R 8,998,941 7,432,255
Corticeira Amorim SGPS SA 31,117 277,795
CTT-Correios de Portugal SA 44,055 373,129
EDP Renovaveis SA 24,880 293,306
EDP SA 1,323,034 5,733,031
Galp Energia SGPS SA, Class
B 471,179 9,014,155
Ibersol SGPS SA 17,632 188,891
Jeronimo Martins SGPS SA 105,320 2,579,629
Mota-Engil SGPS SA 135,062 694,703
#Navigator Co. SA (The),
Class B 181,819 645,110
NOS SGPS SA 341,242 1,413,851
REN - Redes Energeticas
Nacionais SGPS SA 218,227 743,067
Semapa-Sociedade de
Investimento e Gestao 4,338 85,200
Sonae SGPS SA 993,462 1,437,246
TOTAL PORTUGAL 31,114,230
SINGAPORE — (1.1%)
*AEM Holdings, Ltd. 187,400 234,006
Aztech Global, Ltd. 110,200 56,487
Banyan Tree Holdings, Ltd. 600 296
BRC Asia, Ltd. 26,600 73,607
Bukit Sembawang Estates,
Ltd. 1,800 5,938
Shares Value
SINGAPORE — (Continued)
Centurion Corp., Ltd. 162,200 $ 213,791
#China Aviation Oil Singapore
Corp., Ltd. 308,900 266,673
City Developments, Ltd. 449,200 2,132,865
ComfortDelGro Corp., Ltd. 2,110,100 2,488,498
*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,485,900 142,021
CSE Global, Ltd. 775,187 388,385
DBS Group Holdings, Ltd. 470,310 17,368,137
Delfi, Ltd. 375,700 243,256
DFI Retail Group Holdings,
Ltd. 220,100 761,546
Far East Orchard, Ltd. 42,208 37,414
First Resources, Ltd. 640,200 750,070
Food Empire Holdings, Ltd.,
Registered 176,500 319,709
Frasers Property, Ltd. 270,800 196,209
Frencken Group, Ltd. 443,900 567,984
Genting Singapore, Ltd. 5,201,600 2,946,912
Geo Energy Resources, Ltd. 816,200 213,904
Golden Agri-Resources, Ltd. 3,894,500 765,482
GuocoLand, Ltd. 152,600 198,785
Hiap Hoe, Ltd. 300 125
Ho Bee Land, Ltd. 126,100 197,312
Hong Fok Corp., Ltd. 496,900 310,239
Hong Leong Asia, Ltd. 203,000 256,615
Hongkong Land Holdings, Ltd. 525,400 3,178,670
Hotel Grand Central, Ltd. 100 56
Hour Glass, Ltd. (The) 143,000 221,552
HRnetgroup, Ltd. 85,100 45,917
Hutchison Port Holdings Trust,
Class U 4,623,800 924,760
iFAST Corp., Ltd. 145,000 1,012,602
ISDN Holdings, Ltd. 266,433 75,986
Keppel Infrastructure Trust 2,984,725 1,012,278
Keppel, Ltd. 747,400 4,879,545
Mandarin Oriental
International, Ltd. 100 198
Marco Polo Marine, Ltd. 2,457,000 109,844
Mewah International, Inc.,
Class B 700 143
Micro-Mechanics Holdings,
Ltd., Class B 14,400 20,423
#Nanofilm Technologies
International, Ltd. 152,700 86,511
NetLink NBN Trust 1,449,300 999,825
Olam Group, Ltd. 606,200 485,951
OUE, Ltd. 129,300 111,624
Oversea-Chinese Banking
Corp., Ltd. 567,600 7,380,747
*Oxley Holdings, Ltd. 1,100 96
Pan-United Corp., Ltd., Class
A 46,200 35,255
Propnex, Ltd. 134,800 143,388
Q&M Dental Group Singapore,
Ltd. 34,300 10,443
QAF, Ltd. 34,900 23,807
Raffles Medical Group, Ltd. 536,600 409,476

Dimensional International Core Equity 2 ETF
continued
Shares Value
SINGAPORE — (Continued)
*Rex International Holding, Ltd. 925,000 $ 140,459
#Riverstone Holdings, Ltd. 573,500 311,649
SATS, Ltd. 690,918 1,693,544
SBS Transit, Ltd. 13,100 31,706
Seatrium, Ltd. 2,259,415 3,953,345
Sembcorp Industries, Ltd. 682,000 4,079,331
Sheng Siong Group, Ltd. 698,700 1,130,975
SIA Engineering Co., Ltd.,
Registered 152,000 359,687
Singapore Airlines, Ltd. 1,352,600 7,089,590
Singapore Exchange, Ltd. 394,300 4,862,836
Singapore Land Group, Ltd. 7,800 16,053
Singapore Technologies
Engineering, Ltd. 558,800 3,777,451
Singapore
Telecommunications, Ltd. 229,000 684,873
*Sinostar PEC Holdings, Ltd. 300 32
StarHub, Ltd. 596,700 565,723
Straits Trading Co., Ltd. 162,517 201,682
Tai Sin Electric, Ltd. 200 86
*Thomson Medical Group, Ltd. 1,052,400 42,182
Tiong Woon Corp. Holding,
Ltd. 27,100 16,398
Tuan Sing Holdings, Ltd. 362,869 79,715
UMS Integration, Ltd. 454,600 532,618
United Overseas Bank, Ltd. 442,200 12,335,313
UOB-Kay Hian Holdings, Ltd. 204,998 371,330
UOL Group, Ltd. 480,200 2,546,557
Venture Corp., Ltd. 321,200 3,198,755
Vicom, Ltd. 100 123
Wee Hur Holdings, Ltd. 628,900 312,669
Wilmar International, Ltd. 723,200 1,644,460
Wing Tai Holdings, Ltd. 350,700 367,636
Yangzijiang Shipbuilding
Holdings, Ltd. 2,725,300 5,377,707
TOTAL SINGAPORE 108,029,848
SOUTH AFRICA — (0.0%)
*Valterra Platinum, Ltd. 49,804 2,227,689
TOTAL SOUTH AFRICA 2,227,689
SPAIN — (2.7%)
Acciona SA 30,861 5,941,125
Acerinox SA 242,300 2,809,283
ACS Actividades de
Construccion y Servicios SA 148,621 10,274,243
ΩAedas Homes SA 9,194 222,560
ΩAena SME SA 247,681 6,688,756
*Airtificial Intelligence
Structures SA 94,703 12,053
Almirall SA 49,188 595,631
Amadeus IT Group SA 185,808 14,975,907
Atresmedia Corp. de Medios
de Comunicacion SA 98,685 560,229
Audax Renovables SA 162,439 268,838
Azkoyen SA 12 120
Banco Bilbao Vizcaya
Argentaria SA 73,849 1,237,424
Shares Value
SPAIN — (Continued)
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 2,420,398 $ 40,493,259
Banco de Sabadell SA 5,405,683 20,052,212
Banco Santander SA 1,941,791 16,748,506
Banco Santander SA,
Sponsored ADR 1,008,009 8,678,957
Bankinter SA 831,545 11,896,753
CaixaBank SA 1,670,330 15,772,078
ΩCellnex Telecom SA 124,203 4,406,832
CIE Automotive SA 45,571 1,374,364
Construcciones y Auxiliar de
Ferrocarriles SA 25,937 1,576,329
#Corp ACCIONA Energias
Renovables SA 23,391 631,285
*Distribuidora Internacional de
Alimentacion SA 11,580 380,385
Ebro Foods SA 48,228 946,112
*eDreams ODIGEO SA 24,248 230,627
Elecnor SA 20,507 560,961
Enagas SA 144,297 2,165,999
#*Ence Energia y Celulosa SA 110,091 347,771
Endesa SA 130,827 3,795,841
Ercros SA 44,200 157,331
Faes Farma SA 203,243 1,013,063
Ferrovial SE 140,375 7,213,878
Ferrovial SE 861 43,997
Fluidra SA 47,083 1,183,393
Ω#Gestamp Automocion SA 48,719 184,346
ΩGlobal Dominion Access SA 32,719 126,388
Grifols SA 312,514 4,692,843
Grupo Catalana Occidente SA 41,529 2,324,305
Grupo Empresarial San Jose
SA 17,688 123,898
Iberdrola SA 470,551 8,269,690
Iberpapel Gestion SA 554 12,555
#Indra Sistemas SA 161,987 6,737,485
Industria de Diseno Textil SA 219,547 10,531,200
Laboratorio Reig Jofre SA 20 68
Laboratorios Farmaceuticos
Rovi SA 19,488 1,208,925
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 209,840 324,711
Logista Integral SA, Class R 65,800 2,090,634
Mapfre SA 1,088,265 4,449,168
Melia Hotels International SA 108,540 968,985
ΩMetrovacesa SA 2,188 25,043
Miquel y Costas & Miquel SA 1,549 25,087
Naturgy Energy Group SA 74,536 2,344,313
ΩNeinor Homes SA 29,132 569,496
Pharma Mar SA 2,706 248,390
Prim SA 8 112
ΩProsegur Cash SA 241,054 207,199
Realia Business SA 196 211
Redeia Corp. SA 219,752 4,263,195
Renta 4 Banco SA 12 246
Repsol SA 727,182 11,052,840
Sacyr SA 546,241 2,244,458
Ω#*Talgo SA 21,707 75,404

Dimensional International Core Equity 2 ETF
continued
Shares Value
SPAIN — (Continued)
*Tecnicas Reunidas SA 50,590 $ 1,251,852
Telefonica SA 2,792,020 14,456,854
#Telefonica SA, Sponsored
ADR 772,357 3,969,915
Tubacex SA 54,972 230,594
ΩUnicaja Banco SA 1,315,062 3,470,869
Vidrala SA 19,810 2,142,639
Viscofan SA 40,713 2,795,871
TOTAL SPAIN 274,675,891
SWEDEN — (2.7%)
AAK AB 47,252 1,222,961
ΩAcadeMedia AB 129,995 1,194,753
AddLife AB, Class B 71,929 1,274,260
Addnode Group AB 101,983 1,174,500
AddTech AB, B Shares 92,411 3,124,616
AFRY AB 144,286 2,242,688
Alfa Laval AB 58,211 2,543,801
ΩAlimak Group AB 46,432 798,304
Alleima AB 245,945 1,747,606
Alligo AB, Class B 23,564 253,511
ΩAmbea AB, Class B 131,649 1,660,484
*Annehem Fastigheter AB,
Class B 11,218 19,310
AQ Group AB 40,155 822,454
Arise AB 34,002 119,497
Arjo AB, Class B 319,021 1,119,865
*Asmodee Group AB, Class B 72,444 917,742
Assa Abloy AB, Class B 74,265 2,463,883
Atlas Copco AB, Class A 564,454 8,640,487
Atlas Copco AB, Class B 129,747 1,763,452
Atrium Ljungberg AB, B
Shares 157,313 511,681
ΩAttendo AB 168,715 1,187,598
Avanza Bank Holding AB 119,920 4,445,486
#Axfood AB 54,862 1,641,959
Beijer Alma AB, Class B 21,450 580,217
#Beijer Ref AB 54,379 915,993
#Bergman & Beving AB 24,350 785,902
Betsson AB, Class B 171,560 2,919,744
#*Better Collective A/S 5,382 76,210
*BHG Group AB 224,500 536,419
*BICO Group AB 29,215 109,319
Bilia AB, A Shares 84,068 991,437
Billerud Aktiebolag 281,940 2,404,917
BioGaia AB, B Shares 33,607 339,176
Bjorn Borg AB 6,547 38,773
*Boliden AB 128,930 3,974,983
*Bonava AB, B Shares 291,531 342,914
Ω*BoneSupport Holding AB 2,571 87,089
Ω*Boozt AB, Class A 37,286 333,327
ΩBravida Holding AB 136,206 1,282,540
Bufab AB 117,420 1,170,134
Bulten AB 25,355 153,276
Byggmax Group AB 82,515 492,902
#*Camurus AB 12,579 882,868
*Carasent AB 19,546 59,280
Castellum AB 94,226 1,078,408
Catella AB 32,568 99,275
Shares Value
SWEDEN — (Continued)
Catena AB 18,308 $ 831,005
*Cavotec Group AB 84 152
Cellavision AB 3,190 57,068
*Cint Group AB 353,730 259,504
Clas Ohlson AB, B Shares 44,048 1,539,004
Cloetta AB, B Shares 298,816 965,048
Coinshares International, Ltd. 12,544 138,810
ΩCoor Service Management
Holding AB 87,729 414,384
Corem Property Group AB,
Class B 161,576 72,346
Corem Property Group AB,
Class D 3,528 85,852
*CTEK AB 28,866 43,004
CTT Systems AB 4,193 94,516
Dios Fastigheter AB 71,883 474,320
ΩDometic Group AB 203,350 1,035,106
Duni AB 7,992 74,845
Ω*Dustin Group AB 618,642 101,609
*Dynavox Group AB 83,962 1,089,120
Eastnine AB 48,828 236,641
Elanders AB, Class B 18,303 107,645
*Electrolux AB, Class B 360,468 2,209,389
Electrolux Professional AB,
Class B 132,899 906,891
Elekta AB, Class B 377,980 1,871,349
*Embracer Group AB 81,545 848,720
*Enad Global 7 AB 36,538 47,396
*Enea AB 17,968 136,051
Engcon AB 25,181 198,150
Eolus Vind AB, Class B 949 5,260
Ependion AB, Class B 17,451 210,990
Epiroc AB, Class A 112,630 2,302,846
Epiroc AB, Class B 66,135 1,191,268
#EQT AB 10,139 341,471
Essity AB, Class A 8,425 208,471
Essity AB, Class B 219,222 5,424,508
Evolution AB 23,442 2,095,412
Ework Group AB 10,441 113,398
Fabege AB 130,434 1,096,550
Fagerhult Group AB 21,895 85,249
*Fastighets AB Balder, B
Shares 163,268 1,109,108
*Fastighets AB Trianon, Class
B 47,624 92,127
*Fastighetsbolaget Emilshus
AB, Class B 1,654 8,507
FastPartner AB, Class A 29,200 149,892
FastPartner AB, Class D 7,919 62,071
Fenix Outdoor International AG 1,042 53,596
FormPipe Software AB 48 135
G5 Entertainment AB 7,251 78,455
*GARO AB 6,248 13,188
Getinge AB, B Shares 179,581 3,553,054
Granges AB 101,381 1,367,009
Ω*Green Landscaping Group
AB 11,812 67,775
*Gruvaktiebolaget Viscaria 38,117 63,113

Dimensional International Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
#H & M Hennes & Mauritz AB,
Class B 96,985 $ 1,315,187
Hanza AB 14,777 168,667
Heba Fastighets AB, Class B 41,894 132,853
Hemnet Group AB 67,322 1,950,722
Hexagon AB, Class B 202,875 2,243,935
#*Hexatronic Group AB 267,349 572,237
Hexpol AB 204,261 1,767,438
*HMS Networks AB 18,726 791,266
#Holmen AB, B Shares 26,202 977,226
Hufvudstaden AB, Class A 41,081 499,212
Humana AB 23,913 91,391
*Humble Group AB 23,592 18,347
Husqvarna AB, B Shares 137,150 748,157
IAR Systems Group AB 3,434 62,700
Indutrade AB 82,315 2,010,686
Instalco AB 304,870 802,799
*International Petroleum Corp. 118,990 1,997,025
INVISIO AB 41,832 1,360,854
Inwido AB 72,479 1,355,296
*ITAB Shop Concept AB 34,035 60,539
JM AB 95,860 1,380,962
*John Mattson
Fastighetsforetagen AB 23,005 145,198
Kabe Group AB, Class B 688 18,117
*Karnov Group AB 31,745 377,955
*K-fast Holding AB 80,860 137,531
*Klarabo Sverige AB, Class B 32,456 50,946
KNOW IT AB 29,279 350,995
Lagercrantz Group AB, B
Shares 121,174 2,828,279
Lifco AB, Class B 38,472 1,378,083
Lime Technologies AB 8,734 340,955
Lindab International AB 83,005 1,751,986
Loomis AB 98,786 3,923,180
*Medcap AB 6,610 442,256
Medicover AB, Class B 46,392 1,307,178
MEKO AB 46,899 411,816
Micro Systemation AB, Class B 2,313 13,319
Midsona AB, Class B 24,582 20,150
MIPS AB 7,853 335,208
*Modern Times Group MTG
AB, Class B 94,307 974,010
Momentum Group AB 20,395 324,739
ΩMunters Group AB 56,037 792,343
Mycronic AB 102,023 2,227,618
*NCAB Group AB, Class B 80,447 437,687
NCC AB, Class B 141,441 2,692,651
Nederman Holding AB 4,580 79,870
*Net Insight AB, Class B 83,474 34,682
New Wave Group AB, Class B 102,702 1,237,500
#Nibe Industrier AB, Class B 391,825 1,811,425
Nilorngruppen AB, Class B 12,727 73,025
Nivika Fastigheter AB, Class B 26,529 118,513
*Nobia AB 463,742 215,435
Nolato AB, Class B 120,340 715,766
Nordnet AB (publ), Registered 47,872 1,299,830
*Norion Bank AB 64,493 414,323
Shares Value
SWEDEN — (Continued)
Note AB, Registered 5,948 $ 116,829
NP3 Fastigheter AB 22,347 594,177
Nyfosa AB 112,086 977,327
OEM International AB, Class B 67,532 935,503
*Ovzon AB 30,094 128,889
Peab AB, Class B 189,805 1,433,291
Platzer Fastigheter Holding
AB, Class B 39,005 279,355
Prevas AB, B Shares 4,714 35,742
*Pricer AB, Class B 52,962 24,555
Proact IT Group AB 36,815 368,158
Ratos AB, B Shares 314,106 1,118,060
RaySearch Laboratories AB 44,194 1,523,728
Rejlers AB 5,017 102,193
#*Rottneros AB 60,289 18,532
Rusta AB 3,473 27,276
RVRC Holding AB 36,333 165,885
Saab AB, Class B 39,268 2,147,312
Sagax AB, Class B 42,316 900,101
#*Samhallsbyggnadsbolaget i
Norden AB 900,005 453,332
*Samhallsbyggnadsbolaget i
Norden AB, Class D 129,764 104,372
Sandvik AB 257,990 6,322,999
Scandi Standard AB 49,575 481,538
ΩScandic Hotels Group AB 224,794 1,874,857
#*Sdiptech AB 48,146 972,806
Sectra AB, Class B 65,829 2,448,403
Securitas AB, Class B 208,292 3,105,236
#*Sensys Gatso Group AB 5,987 25,611
Ω*Sinch AB 930,665 3,220,205
*Sivers Semiconductors AB 53,200 19,678
Skandinaviska Enskilda
Banken AB, Class A 421,914 7,409,584
Skandinaviska Enskilda
Banken AB, Class C 2,068 36,784
Skanska AB, Class B 157,063 3,670,779
#SKF AB, B Shares 176,433 4,134,329
SKF AB, Class A 4,480 106,035
SkiStar AB 47,106 746,182
Softronic AB, Class B 18,409 44,703
Solid Forsakring AB 14,819 112,663
SSAB AB, Class A 32,325 187,462
#SSAB AB, Class B 308,106 1,752,073
*Stendorren Fastigheter AB 9,409 197,632
*Stillfront Group AB 72,500 37,774
Storskogen Group AB, Class B 2,005,527 2,344,624
Svedbergs Group AB, Class B 17,188 99,150
#Svenska Cellulosa AB SCA,
Class A 10,767 135,914
#Svenska Cellulosa AB SCA,
Class B 275,337 3,465,763
Svenska Handelsbanken AB,
Class A 254,910 3,126,368
#Svenska Handelsbanken AB,
Class B 6,324 124,085
Sweco AB, Class B 76,332 1,206,790
Swedbank AB, Class A 170,668 4,565,812

Dimensional International Core Equity 2 ETF
continued
Shares Value
SWEDEN — (Continued)
*Swedish Logistic Property AB,
Class B 52,121 $ 211,746
*Swedish Orphan Biovitrum
AB, Class A 52,898 1,461,229
Synsam AB 128,664 705,294
Systemair AB 78,283 757,981
Tele2 AB, B Shares 386,793 5,996,207
Telefonaktiebolaget LM
Ericsson, Class A 20,584 150,587
#Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 4,325 31,227
Telefonaktiebolaget LM
Ericsson, Class B 1,187,868 8,682,811
Telia Co. AB 1,709,313 6,061,530
TF Bank AB 28,758 398,377
ΩThule Group AB 48,077 1,368,449
Trelleborg AB, Class B 69,917 2,551,736
Troax Group AB, Class B 27,167 381,905
Truecaller AB, Class B 319,693 1,605,049
VBG Group AB, Class B 19,140 552,640
*Vestum AB 10,396 10,279
Vitec Software Group AB, B
Shares 28,338 1,105,089
Vitrolife AB 77,716 1,146,653
Volati AB 13,187 145,925
Volvo AB, Class A 80,339 2,313,086
#Volvo AB, Class B 803,089 23,138,653
#*Volvo Car AB, Class B 489,782 941,946
#Wallenstam AB, B Shares 143,454 653,493
Wihlborgs Fastigheter AB 111,934 1,104,453
#*XSpray Pharma AB 2,726 14,608
TOTAL SWEDEN 266,588,856
SWITZERLAND — (7.1%)
ABB, Ltd., Registered 355,501 23,430,101
Accelleron Industries AG 108,704 9,952,764
Adecco Group AG, Registered 51,504 1,632,551
*AEVIS VICTORIA SA 2,264 37,220
Alcon AG 340 30,070
#Alcon AG, ADR 199,861 17,497,830
Allreal Holding AG, Registered 20,942 4,745,186
ALSO Holding AG, Registered 4,485 1,361,434
*ams-OSRAM AG 22,642 302,804
APG SGA SA 1,347 376,540
Arbonia AG 58,030 396,609
*Aryzta AG 33,996 3,211,001
Autoneum Holding AG 3,736 664,342
Avolta AG 130,727 6,861,135
Baloise Holding AG,
Registered 56,362 13,555,198
Banque Cantonale de Geneve,
Class BR 1,462 433,892
Banque Cantonale Vaudoise,
Registered 40,780 4,733,101
*Basilea Pharmaceutica Ag
Allschwil, Registered 12,918 922,657
Belimo Holding AG, Class R 5,521 6,482,696
Bell Food Group AG 2,726 866,089
Shares Value
SWITZERLAND — (Continued)
Berner Kantonalbank AG,
Registered 3,949 $ 1,235,202
BKW AG 13,758 3,071,640
Bossard Holding AG,
Registered, Class A 6,034 1,284,004
Bucher Industries AG,
Registered 8,346 3,956,912
Burckhardt Compression
Holding AG 3,627 3,242,660
Burkhalter Holding AG 4,059 731,775
*Carlo Gavazzi Holding AG,
Registered 30 6,835
Cembra Money Bank AG 40,828 4,592,867
Cham Swiss Properties AG 8 226
Chocoladefabriken Lindt &
Spruengli AG, Registered 18 2,637,769
*Cicor Technologies, Ltd.,
Registered 1,466 364,672
Cie Financiere Richemont SA,
Registered 84,007 13,800,300
Cie Financiere Tradition SA,
Class BR 420 122,061
Clariant AG, Registered 157,203 1,626,138
#Coltene Holding AG,
Registered 1,395 89,845
COSMO Pharmaceuticals NV 10,678 769,242
CPH Group AG 119 11,079
Daetwyler Holding AG, Class
BR 2,091 373,885
DKSH Holding AG 40,112 2,795,812
#*DocMorris AG 20,368 193,133
dormakaba Holding AG 3,669 3,555,819
EFG International AG 147,221 2,926,109
Emmi AG, Registered 1,699 1,550,347
EMS-Chemie Holding AG 997 788,834
Flughafen Zurich AG,
Registered 26,427 7,485,019
Forbo Holding AG, Registered 247 235,731
Galderma Group AG 1,868 293,295
ΩGalenica AG 65,439 6,962,539
#*GAM Holding AG 132 17
Geberit AG, Registered 23,751 18,250,876
Georg Fischer AG, Registered 98,129 7,727,787
Givaudan SA, Registered 1,914 8,039,719
Glarner Kantonalbank 3,636 95,372
Helvetia Holding AG,
Registered 38,725 9,361,145
Hiag Immobilien Holding AG 3,702 493,266
Holcim AG 219,150 17,536,318
Huber + Suhner AG,
Registered 23,213 3,115,839
Hypothekarbank Lenzburg AG,
Class R 19 95,462
Implenia AG, Registered 12,944 876,695
Inficon Holding AG, Registered 11,180 1,354,734
Interroll Holding AG, Class R 784 2,210,898
Intershop Holding AG 3,628 672,836
Investis Holding SA 1,649 254,848

Dimensional International Core Equity 2 ETF
continued
Shares Value
SWITZERLAND — (Continued)
Julius Baer Group, Ltd.,
Registered 155,388 $ 10,566,499
Jungfraubahn Holding AG,
Registered 5,895 1,473,659
Kardex Holding AG,
Registered 5,602 2,166,157
Kuehne + Nagel International
AG, Class R 22,972 4,703,029
Landis+Gyr Group AG 27,559 2,270,423
Liechtensteinische
Landesbank AG, Class B 8,675 928,339
#Logitech International SA,
Class R, ADR 95,762 8,894,375
Lonza Group AG, Registered 21,571 15,194,399
Luzerner Kantonalbank AG,
Registered 17,557 1,586,951
ΩMedacta Group SA 4,948 906,671
#Meier Tobler Group AG 487 21,800
Metall Zug AG, Registered 136 167,477
Mikron Holding AG, Registered 5,804 130,796
#Mobilezone Holding AG,
Registered 22,971 323,045
Mobimo Holding AG,
Registered 11,415 4,477,160
Ω*Montana Aerospace AG 31,801 1,112,183
Naturenergie Holding AG,
Class B 252 10,241
Nestle SA, Registered 729,705 63,890,186
#Novartis AG, Class B,
Sponsored ADR 690,306 78,515,404
Novartis AG, Registered 68,961 7,998,814
Novavest Real Estate AG,
Class B 1,725 84,120
OC Oerlikon Corp. AG
Pfaffikon 274,688 1,349,000
Partners Group Holding AG 9,366 12,704,450
Phoenix Mecano AG,
Registered 76 43,052
Plazza AG, Registered, Class
A 527 258,292
Ω*PolyPeptide Group AG 5,615 156,616
PSP Swiss Property AG,
Registered 37,032 6,297,788
#Rieter Holding AG,
Registered 2,357 179,957
Roche Holding AG, Class A 152,974 48,432,505
Roche Holding AG, Class BR 5,646 1,896,717
Romande Energie Holding SA,
Registered 4,275 218,475
Sandoz Group AG 278,139 16,005,708
Sandoz Group AG, ADR 50,530 2,880,715
*Santhera Pharmaceuticals
Holding AG, Registered 8,364 153,468
Schindler Holding AG,
Registered 9,113 3,215,165
Schweiter Technologies AG,
Registered 329 153,348
Schweizerische Nationalbank,
Registered 3 11,711
Shares Value
SWITZERLAND — (Continued)
SFS Group AG 17,392 $ 2,261,677
SGS SA, Registered 110,927 11,310,579
Siegfried Holding AG,
Registered 43,140 4,860,920
SIG Group AG 360,804 5,864,925
Sika AG, Registered 32,176 7,631,424
SKAN Group AG, Class A 2,736 252,020
*Softwareone Holding AG 18,546 152,210
Sonova Holding AG 17,740 4,856,354
St. Galler Kantonalbank AG,
Registered 3,229 1,974,261
Stadler Rail AG 6,500 172,896
Straumann Holding AG, Class
R 21,129 2,579,557
Sulzer AG, Registered 21,138 4,091,982
Swatch Group AG (The), Class
BR 8,552 1,525,996
#Swatch Group AG (The),
Registered 18,088 663,334
Swiss Life Holding AG,
Registered 13,441 13,999,628
Swiss Prime Site AG,
Registered 99,172 13,751,330
Swiss Re AG, Registered 148,826 26,803,525
Swisscom AG, Registered 16,798 11,697,887
Swissquote Group Holding SA,
Registered 9,041 6,062,219
Temenos AG, Registered 57,867 5,212,698
TX Group AG 3,646 992,261
*u-blox Holding AG 10,277 1,285,811
UBS Group AG 15,593 584,510
#UBS Group AG, ADR 561,491 20,960,459
Valiant Holding AG 24,690 3,897,861
ΩVAT Group AG 16,576 5,868,604
Vaudoise Assurances Holding
SA 1,051 812,792
Vetropack Holding AG 7,134 264,434
Vontobel Holding AG, Class R 37,635 2,752,933
VP Bank AG, Class A 3,639 347,745
V-ZUG Holding AG 1,576 101,696
Walliser Kantonalbank,
Registered 1,385 214,901
Warteck Invest AG, Registered 142 347,109
Ypsomed Holding AG,
Registered 1,084 523,946
Zehnder Group AG,
Registered 11,062 980,807
Zug Estates Holding AG, Class
B 82 216,095
Zuger Kantonalbank, Class BR 54 569,226
Zurich Insurance Group AG 25,167 17,250,110
TOTAL SWITZERLAND 715,358,199
UNITED KINGDOM — (11.7%)
4imprint Group PLC 4,829 229,736
Admiral Group PLC 177,556 8,031,210
ΩAirtel Africa PLC 1,261,553 3,409,061
AJ Bell PLC 318,709 2,271,191
*Anglo American PLC 479,069 13,630,447
Anglo American PLC 428,678 12,185,379

Dimensional International Core Equity 2 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Antofagasta PLC 219,425 $ 5,450,344
Ashtead Group PLC 205,446 13,805,876
Associated British Foods PLC 135,890 3,952,654
AstraZeneca PLC 14,775 2,214,119
AstraZeneca PLC, Sponsored
ADR 579,793 42,377,070
ΩAuto Trader Group PLC 675,321 7,483,707
Aviva PLC 1,405,756 12,065,920
B&M European Value Retail
SA 185,785 551,705
Babcock International Group
PLC 786,283 10,811,053
BAE Systems PLC 821,760 19,618,017
Balfour Beatty PLC,
Registered 523,007 3,758,209
Barclays PLC 4,880,468 23,980,597
Barclays PLC, Sponsored ADR 262,920 5,158,490
Barratt Redrow PLC,
Registered 1,529,642 7,572,706
Beazley PLC 919,253 10,881,505
Bellway PLC 157,849 5,201,334
Berkeley Group Holdings PLC,
Registered 102,436 4,947,879
BP PLC, Sponsored ADR 1,083,342 34,829,445
Breedon Group PLC 133,834 642,196
ΩBridgepoint Group PLC 61,688 267,598
British American Tobacco PLC 355,527 19,007,610
British American Tobacco
PLC, Sponsored ADR 223,279 11,985,617
BT Group PLC, Registered 7,382,440 20,232,688
Bunzl PLC 152,830 4,558,648
*Burberry Group PLC 12,068 206,095
Bytes Technology Group PLC 56 272
Canal+ SA 590,502 1,883,268
*Carnival PLC, Sponsored
ADR 66,395 1,805,944
Centrica PLC 6,233,654 13,578,322
Coca-Cola HBC AG 64,676 3,377,333
Compass Group PLC 462,632 16,315,728
Computacenter PLC 82,974 2,521,085
ΩConvaTec Group PLC 639,161 1,974,171
Cranswick PLC 45,022 3,163,682
DCC PLC 91,887 5,788,081
Ω*Deliveroo PLC 192,020 450,535
Diageo PLC, Sponsored ADR 37,635 3,686,348
Diploma PLC 81,353 5,792,011
Drax Group PLC 636,604 5,960,317
Dunelm Group PLC 169,382 2,725,677
easyJet PLC 277,847 1,815,275
Energean PLC 204,258 2,474,634
Entain PLC, Class B 361,812 4,893,363
Experian PLC 361,597 19,159,865
*Frasers Group PLC 103,827 945,993
Fresnillo PLC 236,204 4,376,116
Games Workshop Group PLC 44,381 9,567,352
Glencore PLC 2,236,537 9,019,727
Grafton Group PLC, Class A 236,049 2,780,134
Grainger PLC 845,229 2,298,581
Greggs PLC 84,110 1,758,645
Shares Value
UNITED KINGDOM — (Continued)
GSK PLC 1,035,018 $ 19,422,168
Haleon PLC 2,241,257 10,662,625
Halma PLC 100,639 4,331,022
Harbour Energy PLC 613,567 1,617,428
Hays PLC 614,539 518,852
Hikma Pharmaceuticals PLC 138,003 3,586,770
Hill & Smith PLC 14,902 403,285
Hiscox, Ltd. 321,555 5,497,831
Hochschild Mining PLC 25,746 94,990
Howden Joinery Group PLC 717,582 8,356,565
HSBC Holdings PLC,
Registered 596,003 7,278,294
#HSBC Holdings PLC,
Sponsored ADR 682,526 41,838,844
IG Group Holdings PLC 150,283 2,247,304
IMI PLC 276,526 8,131,180
Imperial Brands PLC 437,655 17,108,658
Inchcape PLC 506,438 4,704,755
Informa PLC 676,290 7,770,095
InterContinental Hotels Group
PLC 1,557 180,578
#InterContinental Hotels Group
PLC, Sponsored ADR 38,552 4,478,200
International Workplace Group
PLC 944,099 2,766,105
Intertek Group PLC 108,097 7,066,659
Investec PLC 566,462 4,209,147
ITV PLC 3,515,953 3,829,274
J Sainsbury PLC 1,510,460 6,064,547
JD Sports Fashion PLC 693,898 784,751
JET2 PLC 100,877 2,171,967
Johnson Matthey PLC 126,737 2,965,236
Just Group PLC, Registered 890,222 2,485,732
Kingfisher PLC 2,255,729 8,074,725
Lancashire Holdings, Ltd. 235,123 1,947,794
Legal & General Group PLC,
Class B 2,641,827 8,977,863
Lion Finance Group PLC 52,439 5,284,427
Lloyds Banking Group PLC 3,463,841 3,566,245
#Lloyds Banking Group PLC,
Sponsored ADR 4,257,796 17,967,899
London Stock Exchange
Group PLC, Registered 45,021 5,516,958
Man Group PLC 1,410,375 3,077,718
Marks & Spencer Group PLC 2,798,197 12,886,385
Melrose Industries PLC 739,088 5,009,672
*Mitchells & Butlers PLC 339,798 1,243,339
Mitie Group PLC 1,558,250 2,903,443
Mondi PLC 285,923 3,887,805
National Grid PLC 95,192 1,335,303
#National Grid PLC,
Sponsored ADR 104,123 7,329,218
NatWest Group PLC 788,395 5,498,295
NatWest Group PLC, Class
S, ADR 1,212,469 16,950,317
Next PLC 58,102 9,465,045
Ninety One PLC 148,301 369,546
*Ocado Group PLC 16,244 67,907
OSB Group PLC 482,256 3,548,346

Dimensional International Core Equity 2 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Pagegroup PLC 143,459 $ 504,990
Pearson PLC 102,789 1,458,873
#Pearson PLC, Sponsored
ADR 234,442 3,336,110
Pennon Group PLC 111,670 736,526
Persimmon PLC 340,577 5,160,531
Phoenix Group Holdings PLC,
Registered 463,029 4,068,645
Playtech PLC, Registered,
Class A 188,789 994,336
Plus500, Ltd. 102,280 4,555,944
Premier Foods PLC 912,710 2,328,699
Prudential PLC 77,296 985,865
#Prudential PLC, Sponsored
ADR 267,939 6,837,803
QinetiQ Group PLC 583,527 3,837,876
Reckitt Benckiser Group PLC 277,244 20,809,994
RELX PLC, Sponsored ADR 349,827 18,152,523
Renishaw PLC 15,083 593,811
Rentokil Initial PLC 795,872 3,996,949
Rentokil Initial PLC, ADR 2,223 55,064
RHI Magnesita NV, Registered 2,183 69,188
Rightmove PLC 933,210 10,109,384
Rio Tinto PLC 441,492 26,311,558
#Rio Tinto PLC, Sponsored
ADR 33,249 1,987,293
Rolls-Royce Holdings PLC,
Registered 2,671,528 37,899,029
Rotork PLC 729,334 3,142,566
RS GROUP PLC 158,821 1,174,879
Sage Group PLC (The) 398,567 6,434,795
Schroders PLC 364,755 1,887,346
Serco Group PLC 1,703,169 4,710,615
Severn Trent PLC 130,128 4,561,695
#Shell PLC, ADR 1,334,240 96,345,470
Smith & Nephew PLC 46,568 716,398
#Smith & Nephew PLC,
Sponsored ADR 100,783 3,079,928
Smiths Group PLC 101,331 3,153,938
Softcat PLC, Class B 161,340 3,486,598
Spectris PLC 45,725 2,414,350
Spirax Group PLC 1,900 159,536
SSE PLC 554,786 13,571,208
SSP Group PLC 287,056 649,585
St. James's Place PLC 419,017 7,255,694
Standard Chartered PLC 1,033,485 18,606,997
Tate & Lyle PLC 387,495 2,748,555
Taylor Wimpey PLC 4,598,102 6,221,792
TBC Bank Group PLC 19,584 1,256,946
Telecom Plus PLC, Class B 27,025 660,908
Tesco PLC 4,840,912 27,251,991
TP ICAP Group PLC, Class A 1,168,573 4,739,799
Travis Perkins PLC 151,694 1,093,050
#Unilever PLC, Sponsored
ADR 427,067 24,953,525
United Utilities Group PLC 410,042 6,118,127
*Vistry Group PLC 173,407 1,338,772
Vodafone Group PLC 8,096,978 8,788,531
Weir Group PLC (The) 154,287 5,443,310
Shares Value
UNITED KINGDOM — (Continued)
WH Smith PLC 144,754 $ 1,963,487
Whitbread PLC 130,351 5,266,411
*Wise PLC, Class A 69,906 938,975
WPP PLC 101,555 551,009
#WPP PLC, Sponsored ADR 94,490 2,558,789
TOTAL UNITED KINGDOM 1,172,948,243
UNITED STATES — (0.2%)
*Amrize, Ltd. 219,150 11,080,967
*Flutter Entertainment PLC,
Class DI 8,363 2,556,511
#International Paper Co. 183,638 9,161,729
Smurfit WestRock PLC 581 26,295
TOTAL UNITED STATES 22,825,502
TOTAL COMMON STOCKS 9,609,867,398
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke
AG, NVS 5.600% 14,152 1,248,834
ΩDr. Ing. h.c. F. Porsche AG,
Preference Shares 1.830% 35,979 1,838,256
Draegerwerk AG & Co. KGaA
2.890% 9,167 737,591
Einhell Germany AG, Class P
2.020% 6,429 547,456
#FUCHS SE 2.910% 79,442 3,658,818
#Henkel AG & Co. KGaA
3.020% 80,996 6,264,904
Jungheinrich AG 2.380% 20,106 774,591
Porsche Automobil Holding
SE, NVS 5.410% 90,779 3,670,808
#Sartorius AG 0.390% 4,675 1,003,532
Sixt SE, Class A 4.430% 20,963 1,473,176
Volkswagen AG, Class A
6.900% 135,101 14,244,434
TOTAL GERMANY 35,462,400
TOTAL PREFERRED
STOCKS 35,462,400
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Imugene, Ltd. 08/31/2026 1,127 20
TOTAL AUSTRALIA 20
CANADA — (0.0%)
*<Constellation Software, Inc. 2,081 –
TOTAL CANADA –
ITALY — (0.0%)
#*Geox SpA 09/30/2026 30 2
TOTAL ITALY 2
TOTAL RIGHTS/WARRANTS 22
TOTAL INVESTMENT SECURITIES — (96.1%)
(Cost $7,279,312,268) 9,645,329,820

Dimensional International Core Equity 2 ETF
continued
Shares Value
SECURITIES LENDING COLLATERAL — (3.9%)
@§The DFA Short Term
Investment Fund 33,771,361 $ 390,633,332
TOTAL INVESTMENTS — ( 100.0% )
(Cost $7,669,945,600) $ 10,035,963,152
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $175,162,243 which represented 1.8% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 582,848,006 $ — $ 330 $ 582,848,336
Austria .............................. 57,922,582 — — 57,922,582
Belgium ............................. 108,411,506 — — 108,411,506
Canada ............................. 1,101,634,589 — 144 1,101,634,733
Denmark ............................ 197,828,091 — — 197,828,091
Finland .............................. 158,204,073 — — 158,204,073
France .............................. 719,306,676 — — 719,306,676
Germany ............................ 838,047,183 — — 838,047,183
Hong Kong ........................... 158,155,685 — — 158,155,685
Ireland .............................. 51,244,140 — — 51,244,140
Israel ............................... 112,144,165 — — 112,144,165
Italy ................................ 349,326,548 — — 349,326,548
Japan ............................... 2,167,687,853 — — 2,167,687,853
Netherlands .......................... 319,952,375 — — 319,952,375
New Zealand ......................... 20,076,682 — — 20,076,682
Norway .............................. 73,308,312 — — 73,308,312
Portugal ............................. 31,114,230 — — 31,114,230
Singapore ............................ 108,029,848 — — 108,029,848
South Africa .......................... 2,227,689 — — 2,227,689
Spain ............................... 274,675,891 — — 274,675,891
Sweden ............................. 266,588,856 — — 266,588,856
Switzerland ........................... 715,358,199 — — 715,358,199
United Kingdom ....................... 1,172,948,243 — — 1,172,948,243
United States ......................... 22,825,502 — — 22,825,502
Preferred Stocks
Germany ............................ 35,462,400 — — 35,462,400

Dimensional International Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Rights/Warrants
Australia ............................. $ 20 $ — $ — $ 20
Canada ............................. — — — —
Italy ................................ 2 — — 2
Securities Lending Collateral ............... — 390,633,332 — 390,633,332
Total Investments ........................ $9,645,329,346 $390,633,332 $474> $10,035,963,152
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional International Small Cap Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (96.3%)
AUSTRALIA — (6.3%)
*29Metals, Ltd. 191,052 $ 35,058
Adairs, Ltd., Class B 201,815 266,374
*Ainsworth Game Technology,
Ltd. 1,350 865
#*Alkane Resources, Ltd. 531,305 244,587
#*Alliance Aviation Services,
Ltd., Registered 6,783 11,267
Amotiv, Ltd. 471,042 2,674,928
AMP, Ltd. 5,946,936 6,126,283
*Amplitude Energy, Ltd. 5,784,950 949,781
Ansell, Ltd. 409,102 7,888,824
#*Appen, Ltd. 423,602 245,462
*Aurelia Metals, Ltd. 856,494 96,504
Aurizon Holdings, Ltd. 455,822 950,877
Aussie Broadband, Ltd. 69,687 202,354
*Austal, Ltd. 455,060 1,922,013
#*Australian Agricultural Co.,
Ltd. 272,986 242,551
Autosports Group, Ltd. 124 201
Bank of Queensland, Ltd. 2,581,587 12,648,972
Bapcor, Ltd. 846,220 2,103,073
*BCI Minerals, Ltd. 67,030 14,889
Beach Energy, Ltd. 5,401,800 4,069,192
*Beacon Minerals, Ltd. 569 469
Bega Cheese, Ltd., Class B 686,401 2,302,499
Bell Financial Group, Ltd. 16,358 13,270
Brickworks, Ltd. 281,287 5,945,719
Capral, Ltd. 112 806
Cedar Woods Properties, Ltd. 251,726 1,202,585
Challenger, Ltd. 1,217,663 6,452,244
Champion Iron, Ltd. 749,371 2,011,948
Civmec Australia, Ltd.,
Registered 19,400 14,355
#ClearView Wealth, Ltd. 39,845 11,416
ΩCoronado Global Resources,
Inc. 239,898 30,119
#Corporate Travel
Management, Ltd. 266,624 2,693,432
Domain Holdings Australia,
Ltd. 330,401 938,131
Downer EDI, Ltd. 1,831,166 8,146,847
Dyno Nobel, Ltd. 3,202,571 6,062,195
#Elders, Ltd. 1,008,825 4,709,097
#*Emeco Holdings, Ltd. 186,243 106,722
Eureka Group Holdings, Ltd. 1,153 416
#Euroz Hartleys Group, Ltd. 10,896 6,524
EVT, Ltd. 36,874 403,602
#*Fenix Resources, Ltd. 7,112 1,374
Finbar Group, Ltd. 7,066 3,003
*FleetPartners Group, Ltd. 741,835 1,308,705
Fleetwood, Ltd. 22,579 38,379
G8 Education, Ltd. 2,663,350 1,543,315
GrainCorp, Ltd., Class A 879,709 4,293,308
#Grange Resources, Ltd. 1,751,324 219,880
Shares Value
AUSTRALIA — (Continued)
GWA Group, Ltd., Class B 61,309 $ 99,869
Harvey Norman Holdings, Ltd. 853,867 3,188,615
Healius, Ltd. 2,175,951 1,078,757
Helia Group, Ltd. 1,388,559 4,523,751
#IGO, Ltd. 1,146,294 3,269,517
Iluka Resources, Ltd. 1,053,043 3,491,702
*Insignia Financial, Ltd. 1,409,945 4,075,983
#Integral Diagnostics, Ltd. 743,118 1,277,476
IPH, Ltd. 443,895 1,500,456
IVE Group, Ltd. 62,987 119,635
*Judo Capital Holdings, Ltd.,
Registered 1,652,666 1,612,061
Jupiter Mines, Ltd. 4,002,212 541,132
#Karoon Energy, Ltd. 1,996,178 2,396,966
#Kelsian Group, Ltd. 214,907 517,495
Lendlease Corp., Ltd. 523,623 1,776,696
#Lifestyle Communities, Ltd. 243,741 696,779
Lindsay Australia, Ltd. 928 439
#Maas Group Holdings, Ltd. 2,988 7,926
Macmahon Holdings, Ltd. 1,537,634 297,001
Magellan Financial Group, Ltd. 670,983 4,618,203
Maxiparts, Ltd. 296 440
#*Mayne Pharma Group, Ltd. 17,621 56,159
*Metals X, Ltd. 1,317,897 492,145
*Michael Hill International, Ltd.,
Class B 68,491 18,080
#Monash IVF Group, Ltd. 1,311,302 675,424
#*Mount Gibson Iron, Ltd. 251,494 63,151
MyState, Ltd. 527,514 1,463,845
New Hope Corp., Ltd., Class B 2,173,328 5,849,051
#Nickel Industries, Ltd. 5,399,089 2,572,385
Nine Entertainment Co.
Holdings, Ltd. 3,549,694 3,885,292
NRW Holdings, Ltd. 28,151 58,725
*Nufarm, Ltd. 1,306,759 2,179,110
*OFX Group, Ltd. 69,451 37,114
oOh!media, Ltd. 1,698,094 1,967,968
Orora, Ltd. 2,467,327 3,304,257
*Pantoro Gold Ltd 1 2
Peet, Ltd. 34,693 37,861
Perenti, Ltd. 2,839,860 3,208,912
Perpetual, Ltd. 182,407 2,468,641
Perseus Mining, Ltd. 2,171,969 4,572,831
*PEXA Group, Ltd. 62,915 643,263
*Pilbara Minerals, Ltd. 88,596 91,553
#Platinum Asset Management,
Ltd., Class B 581,947 249,166
Ramelius Resources, Ltd. 1,214,016 1,969,739
*Regis Resources, Ltd. 2,424,405 6,384,285
Reliance Worldwide Corp., Ltd. 1,582,522 4,391,479
*Resolute Mining, Ltd. 7,754,357 3,095,432
*Retail Food Group, Ltd. 11,485 14,641
*Sandfire Resources, Ltd. 1,011,143 6,926,886
#*Select Harvests, Ltd. 393,150 870,764
Service Stream, Ltd. 17,112 21,870

Dimensional International Small Cap Value ETF
continued
Shares Value
AUSTRALIA — (Continued)
Shaver Shop Group, Ltd. 23,812 $ 22,690
Sims, Ltd. 514,352 5,046,952
Stanmore Resources, Ltd. 343,681 471,323
*Star Entertainment Grp, Ltd.
(The) 206,700 14,639
#*Strike Energy, Ltd. 1,920,223 142,178
Tabcorp Holdings, Ltd., Class
S 5,093,090 2,541,364
*<Ten Sixty Four, Ltd. 1,572 111
Terracom, Ltd. 13,461 676
*Vault Minerals, Ltd., Class B 8,398,683 1,973,731
ΩViva Energy Group, Ltd. 874,276 1,182,093
*West African Resources, Ltd. 1,145,210 1,732,754
Westgold Resources, Ltd. 1,626,230 2,680,438
#Whitehaven Coal, Ltd. 2,760,796 11,447,324
*<Wiluna Mining Corp., Ltd. 504 12
TOTAL AUSTRALIA 209,071,630
AUSTRIA — (1.3%)
Agrana Beteiligungs AG 23,539 315,215
EVN AG 5,069 137,500
Mayr Melnhof Karton AG 7,479 641,147
Porr AG 67,320 2,288,407
Raiffeisen Bank International
AG, Class V 143,027 4,164,548
SBO AG 28,914 961,362
Semperit AG Holding 1,319 19,897
Strabag SE, Class BR 7,032 663,144
Telekom Austria AG 97,958 1,042,691
UNIQA Insurance Group AG 401,299 5,814,796
Vienna Insurance Group AG
Wiener Versicherung Gruppe 115,817 6,144,050
voestalpine AG, Registered,
Class R 367,185 10,178,687
Wienerberger AG 278,735 9,417,607
Zumtobel Group AG 8,160 42,495
TOTAL AUSTRIA 41,831,546
BELGIUM — (1.5%)
Ackermans & van Haaren NV 36,923 9,102,808
Ageas SA/NV, Class B 171,161 11,705,108
Azelis Group NV 167,237 2,618,491
Bekaert SA 144,969 6,014,726
*bpost SA 275,875 696,232
Cie d'Entreprises CFE 93 1,043
#CMB Tech NV, ADR 23,571 207,660
Deceuninck NV 22,845 56,870
Econocom Group SA/NV 76,781 162,049
#*Ontex Group NV 235,460 1,837,952
Proximus SADP 401,276 3,352,731
Recticel SA 864 10,601
Sipef NV 3,333 237,279
Syensqo SA 121,107 9,697,320
Tessenderlo Group SA 46,218 1,383,297
VGP NV 35,074 3,717,312
Viohalco SA 67 471
TOTAL BELGIUM 50,801,950
CANADA — (11.0%)
Acadian Timber Corp. 52 676
Shares Value
CANADA — (Continued)
*ACT Energy Technologies,
Ltd. 10,100 $ 35,869
ADENTRA, Inc. 32,712 695,859
ADF Group, Inc. 4,920 31,601
#*Advantage Energy, Ltd. 760,071 6,074,850
Aecon Group, Inc. 128,521 1,742,988
AGF Management, Ltd., Class
B 233,249 2,071,750
#*Aimia, Inc. 24,159 53,122
Algoma Central Corp. 44 503
AltaGas, Ltd. 5,600 165,706
*Athabasca Oil Corp. 618,591 2,621,926
*Aurora Cannabis, Inc. 6,696 29,737
*AutoCanada, Inc. 2,981 57,160
B2Gold Corp. 16,692 56,262
B2Gold Corp. 3,612,444 12,173,936
Baytex Energy Corp. 1,780,608 3,786,472
Birchcliff Energy, Ltd. 1,405,342 6,861,277
BMTC Group, Inc. 79 781
Brookfield Wealth Solutions,
Ltd. 170 11,378
*Calfrac Well Services, Ltd. 280 802
Calian Group, Ltd., Registered 5,456 199,290
Canaccord Genuity Group,
Inc., Class A 90,956 707,885
Canadian Tire Corp., Ltd.,
Class A 91,727 12,312,536
#*Capstone Copper Corp. 989,674 5,562,017
Cardinal Energy, Ltd. 767,152 3,989,601
#Cascades, Inc. 380,936 2,488,049
Centerra Gold, Inc. 1,338,955 9,132,650
Cogeco Communications, Inc. 58,290 2,630,439
Cogeco, Inc. 18,325 775,785
*Colabor Group, Inc. 2,066 1,166
dentalcorp Holdings, Ltd. 138,398 807,835
Dexterra Group, Inc. 1,396 9,643
Doman Building Materials
Group, Ltd. 240,005 1,484,245
DREAM Unlimited Corp. 91,883 1,387,665
Dundee Precious Metals, Inc. 246,046 3,986,424
Dynacor Group, Inc. 184 632
E-L Financial Corp., Ltd. 21,300 226,319
*Eldorado Gold Corp. 808,496 16,574,168
*Eldorado Gold Corp., Class B 25,448 522,563
Enerflex, Ltd. 217,211 1,736,054
Enerflex, Ltd. 266,995 2,130,620
*Ensign Energy Services, Inc. 153,131 250,317
*Enterprise Group, Inc. 14,660 16,860
EQB, Inc. 150,798 11,234,454
#*Equinox Gold Corp. 1,423,353 8,682,453
#*Equinox Gold Corp. 218,329 1,332,825
Exco Technologies, Ltd. 248 1,211
First Majestic Silver Corp. 67,884 539,678
*Fortuna Mining Corp. 129,158 835,176
*Fortuna Mining Corp., ADR 1,337,525 8,627,036
*Galiano Gold, Inc. 5,460 7,262
*GoGold Resources, Inc. 87,101 127,261
*Gran Tierra Energy, Inc. 72,847 327,207
High Liner Foods, Inc. 33,559 411,189

Dimensional International Small Cap Value ETF
continued
Shares Value
CANADA — (Continued)
Hudbay Minerals, Inc., Class A 80,600 $ 749,713
Hudbay Minerals, Inc., Class A 1,715,810 15,905,559
#*IAMGOLD Corp. 166,280 1,125,732
*IAMGOLD Corp. 2,443,387 16,517,296
IGM Financial, Inc. 7,796 258,710
InPlay Oil Corp. 14,480 111,542
*Interfor Corp. 10,496 94,593
*Kelt Exploration, Ltd. 620,689 3,304,236
*Knight Therapeutics, Inc. 281,961 1,242,011
#*Kolibri Global Energy, Inc. 1,560 9,578
Lassonde Industries, Inc.,
Class A 3,833 595,376
Laurentian Bank of Canada 278,283 6,201,511
Leon's Furniture, Ltd. 10,165 200,352
#Linamar Corp. 185,277 8,978,741
Magellan Aerospace Corp. 3,406 42,078
*Major Drilling Group
International, Inc. 128,885 819,427
*Mandalay Resources Corp. 43,280 151,514
Martinrea International, Inc. 219,560 1,321,283
*Mattr Corp. 157,149 1,396,956
MEG Energy Corp. 916,981 18,113,451
Melcor Developments, Ltd. 3,082 31,945
Methanex Corp. 3,297 110,460
Methanex Corp., ADR 82,210 2,749,102
MTY Food Group, Inc., Class
R 100,026 2,793,392
Mullen Group, Ltd. 419,360 3,994,771
Neo Performance Materials,
Inc., Registered 88,582 993,748
North American Construction
Group, Ltd. 3,300 49,767
North American Construction
Group, Ltd. 13,402 201,432
Northland Power, Inc. 856,471 14,025,173
*NuVista Energy, Ltd. 720,748 7,632,093
*Obsidian Energy, Ltd. 12,600 77,283
#*Obsidian Energy, Ltd. 138,501 847,626
OceanaGold Corp. 931,128 12,695,210
Open Text Corp. 39,200 1,156,252
Open Text Corp., ADR 40,424 1,189,678
*Orezone Gold Corp. 78,422 61,261
Paramount Resources, Ltd.,
Class A 273,409 4,214,203
Parex Resources, Inc. 233,206 2,773,069
Peyto Exploration &
Development Corp. 781,769 10,992,434
Pizza Pizza Royalty Corp. 147,113 1,695,063
Polaris Renewable Energy,
Inc. 103,862 934,536
Pollard Banknote, Ltd. 338 5,440
*Precision Drilling Corp. 25,077 1,412,337
*Precision Drilling Corp. 16,494 930,908
*RF Capital Group, Inc. 288 4,110
Rogers Sugar, Inc. 8,490 34,634
Russel Metals, Inc. 221,688 7,116,208
Sandstorm Gold, Ltd., ADR 17,942 167,937
*Saturn Oil & Gas, Inc. 37,757 71,005
Shares Value
CANADA — (Continued)
Secure Waste Infrastructure
Corp., Class B 19,349 $ 211,887
*Source Energy Services, Ltd. 8,200 81,849
*Spartan Delta Corp. 114,929 389,040
Ω#Spin Master Corp. 98,524 1,624,785
*SSR Mining, Inc., Registered 24,200 289,689
Ω*STEP Energy Services, Ltd. 236 751
Strathcona Resources, Ltd.,
Class R 1,652 40,650
Superior Plus Corp. 689,052 3,448,873
Supremex, Inc. 220 659
Surge Energy, Inc. 122,223 650,654
Taiga Building Products, Ltd. 128 292
Tamarack Valley Energy, Ltd. 2,635,259 10,369,107
#*Tidewater Midstream and
Infrastructure, Ltd. 2,132 347
*Torex Gold Resources, Inc.,
Class A 325,651 9,193,272
Total Energy Services, Inc. 77,905 655,900
Transcontinental, Inc., Class A 311,666 4,344,005
*<Trevali Mining Corp. 660 –
Trican Well Service, Ltd. 71,839 295,659
*Valeura Energy, Inc. 29,491 199,017
#Vermilion Energy, Inc. 23,343 191,971
Vermilion Energy, Inc. 583,848 4,799,231
VersaBank 92 1,094
#*<Victoria Gold Corp. 42,700 5,559
Wajax Corp. 31,006 529,270
*Well Health Technologies
Corp. 155,598 514,327
#West Fraser Timber Co., Ltd. 24,737 1,714,522
West Fraser Timber Co., Ltd. 7,900 548,894
Whitecap Resources, Inc. 2,468,542 18,612,807
Whitecap Resources, Inc. 2,423,365 18,334,525
Winpak, Ltd., Class A 16,705 494,668
TOTAL CANADA 369,175,210
DENMARK — (2.5%)
Alm Brand A/S 1,085,510 3,006,865
*Bavarian Nordic A/S 112,610 4,102,069
D/S Norden A/S 42,335 1,479,162
*Dfds A/S 62,886 1,135,253
FLSmidth & Co. A/S,
Registered 144,415 8,594,219
Foroya Banki P/F 263 7,644
#*GN Store Nord A/S 331,889 4,771,778
H Lundbeck A/S, Class A 791,585 4,181,413
H Lundbeck A/S, Class A 107,780 486,840
*H+H International A/S, Class
B 4,278 68,633
Jyske Bank A/S, Registered 162,968 16,447,149
Matas A/S 151,441 3,121,800
*Nilfisk Holding A/S, Class B 25,987 371,081
Per Aarsleff Holding A/S 49,473 5,357,169
ROCKWOOL A/S, Class A 340 14,974
ΩScandinavian Tobacco
Group A/S 235,769 3,099,060
Schouw & Co. A/S 45,829 4,329,956
Solar A/S, B Shares 15,220 659,471

Dimensional International Small Cap Value ETF
continued
Shares Value
DENMARK — (Continued)
SP Group A/S 1,985 $ 81,442
Sparekassen Sjaelland-Fyn
A/S 25,735 1,314,410
Sydbank A/S 254,808 18,985,978
#TORM PLC, Class A 132,170 2,446,823
Vestjysk Bank A/S 47,720 34,912
TOTAL DENMARK 84,098,101
FINLAND — (2.4%)
Aktia Bank OYJ 139,938 1,617,669
#Alandsbanken Abp, Class B 700 31,246
#Anora Group OYJ 43,526 159,167
Atria OYJ 1,276 19,497
ΩEnento Group OYJ 13,734 244,276
#Fiskars OYJ Abp 62,013 1,020,644
Huhtamaki OYJ 245,192 8,486,347
Kalmar OYJ, Class B 9,948 451,566
Kemira OYJ 399,108 8,532,966
Lassila & Tikanoja OYJ 14,333 155,189
*Lindex Group OYJ 330,630 1,076,607
Mandatum OYJ 1,740,651 11,869,841
#Metsa Board OYJ 1,442 9,275
#Metsa Board OYJ 110,161 407,756
#Nokian Renkaat OYJ, Class
B 572,842 5,166,468
Olvi OYJ, A Shares 2,531 96,754
Oma Saastopankki OYJ 5,944 61,977
Pihlajalinna OYJ 690 12,912
Raisio OYJ, Class V 293,736 843,847
Sanoma OYJ 131,211 1,522,793
#Stora Enso OYJ, Class R 1,481,016 15,313,432
Taaleri PLC 14,854 120,198
ΩTerveystalo OYJ 89,300 1,099,756
TietoEVRY OYJ 348,197 6,017,757
#Valmet OYJ 381,204 13,835,230
#Viking Line Abp 311 8,080
*YIT OYJ 204,577 713,214
TOTAL FINLAND 78,894,464
FRANCE — (5.4%)
AKWEL SADIR, Class B 478 4,716
#*Alstom SA 1,023,479 24,178,053
Alten SA 17,971 1,473,741
Arkema SA 198,575 13,613,948
ΩAyvens SA 482,056 5,216,650
#Beneteau SACA 135,239 1,263,836
Bonduelle SCA 70,130 643,741
Carrefour SA 1,322,736 19,030,103
Cie des Alpes, Registered 41,914 1,105,765
*Clariane SE, Registered 21,884 114,115
Coface SA 429,961 8,031,227
Derichebourg SA 423,137 2,801,671
Ω#*Elior Group SA 483,946 1,445,673
Elis SA 81,687 2,266,304
#Esso SA Francaise 7,380 816,377
Etablissements Maurel et
Prom SA 203,254 1,251,567
#*Eutelsat Communications
SACA 205,467 740,773
Fnac Darty SA 37,317 1,270,651
Shares Value
FRANCE — (Continued)
*Forvia SE 450,364 $ 5,793,789
Groupe Crit SA 4 286
Groupe SFPI 742 2,013
*Guerbet 16,249 390,552
Haulotte Group SA 215 645
Imerys SA 121,198 3,004,600
IPSOS SA 4,170 188,524
Jacquet Metals SACA 46,487 1,197,145
LISI SA 8,598 466,454
LNA Sante SA 250 8,155
Ω#*Maisons du Monde SA 30,055 76,195
#Manitou BF SA 17,960 399,609
#Mersen SA 45,847 1,264,622
Metropole Television SA 68,604 1,006,631
#*Nexity SA 181,962 2,388,784
Opmobility, Registered 91,595 1,411,073
Quadient SA 129,983 2,401,169
Renault SA 241,192 9,029,759
Rexel SA 216,158 6,575,957
Samse SACA 71 12,149
Savencia SA 948 70,527
SCOR SE 324,717 10,659,010
SES SA 1,283,774 8,882,139
Ω#*SMCP SA 37,195 216,262
Societe BIC SA 7,242 442,621
Societe LDC SADIR 1,613 170,953
Teleperformance SE 155,621 15,268,032
#Television Francaise 1 SA 201,421 1,934,191
#Trigano SA 12,848 2,211,648
*Ubisoft Entertainment SA 187,372 1,988,432
Valeo SE 960,411 10,559,234
Vicat SACA 81,206 5,279,212
#*Viridien 25,348 1,692,845
#*Voltalia SA, Registered 46,755 397,068
Ω#*X-Fab Silicon Foundries
SE 12,345 90,357
TOTAL FRANCE 180,749,553
GERMANY — (5.5%)
1&1 AG 127,044 2,684,222
*7C Solarparken AG 37,412 78,703
Allgeier SE 140 2,996
ΩAumann AG 736 10,075
#Aurubis AG 114,674 11,504,019
ΩBefesa SA 109,686 3,311,759
Bertrandt AG, Class B 1,574 34,913
Bijou Brigitte AG 2,167 95,241
Bilfinger SE 6,092 660,302
Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 234,892 982,626
Brenntag SE 14,472 903,392
CANCOM SE 85,975 2,533,857
Cewe Stiftung & Co. KGAA 3,066 353,023
Deutz AG 243,360 2,148,908
Draegerwerk AG & Co. KGaA 1,159 78,796
Duerr AG 278,547 7,205,093
ΩDWS Group GmbH & Co.
KGaA 137,740 8,316,014

Dimensional International Small Cap Value ETF
continued
Shares Value
GERMANY — (Continued)
ElringKlinger AG 143,721 $ 717,198
Evonik Industries AG 921,516 18,425,890
FORTEC Elektronik AG 31 532
#*Fraport AG Frankfurt Airport
Services Worldwide 149,132 11,154,475
#Gerresheimer AG 41,265 2,048,821
Gesco SE 12 249
H&R GmbH & Co. KGaA 1,341 7,674
*Heidelberger Druckmaschinen
AG 848,828 2,219,927
#*HelloFresh SE, Registered 128,012 1,361,714
Hornbach Holding AG & Co.
KGaA 45,946 5,437,521
#HUGO BOSS AG 22,737 1,068,005
Indus Holding AG 34,896 948,576
ΩInstone Real Estate Group
SE 986 10,552
Jenoptik AG 239,348 5,122,761
ΩJOST Werke SE 12,040 712,442
K+S AG, Registered 637,454 9,689,015
KION Group AG 251,041 15,587,522
Kloeckner & Co. SE 229,651 1,687,470
*Koenig & Bauer AG 18,172 294,925
KWS Saat SE & Co. KGaA 28,337 2,027,060
LANXESS AG 157,504 4,362,542
#*Medios AG 3,601 52,920
MLP SE, Registered 174,642 1,693,030
#Mutares SE & Co. KGaA 38,571 1,339,838
Norma Group SE 81,620 1,455,448
ProCredit Holding AG, Class B 21,687 225,878
ProSiebenSat.1 Media SE 646,323 5,929,060
#Puma SE 142,654 3,044,241
#RTL Group SA 120,875 4,786,800
SAF-Holland SE 10,440 189,751
Salzgitter AG, Class D 35,608 930,843
Schaeffler AG 575,422 3,352,254
Schloss Wachenheim AG 9 149
*SGL Carbon SE, Registered 18,632 73,678
#Siltronic AG 30,314 1,324,683
Sixt SE 32,272 3,372,324
Stabilus SE 26,416 763,416
STRATEC SE 2,567 81,678
#Suedzucker AG 326,673 3,757,613
Surteco Group SE 205 3,426
Takkt AG 54,228 334,538
#Technotrans SE 180 5,027
thyssenkrupp AG 842,103 9,850,285
United Internet AG 273,843 7,898,323
#Verbio SE 2,605 33,960
Vossloh AG, Class A 240 23,706
#Wacker Chemie AG 43,661 3,283,158
Wacker Neuson SE 131,943 3,465,786
Wuestenrot &
Wuerttembergische AG 107,811 1,732,459
TOTAL GERMANY 182,793,082
HONG KONG — (1.7%)
Bank of East Asia, Ltd. (The) 2,815,203 4,353,702
Shares Value
HONG KONG — (Continued)
Chow Sang Sang Holdings
International, Ltd. 734,000 $ 777,011
CITIC Telecom International
Holdings, Ltd. 1,851,000 601,280
CTF Services, Ltd. 135,000 132,420
Dah Sing Banking Group, Ltd. 1,718,800 2,010,011
Dah Sing Financial Holdings,
Ltd. 624,800 2,324,097
Emperor Watch & Jewellery,
Ltd. 2,360,000 120,255
Far East Consortium
International, Ltd. 1,121,000 112,814
First Pacific Co., Ltd. 5,976,000 4,712,285
Ω#*Frontage Holdings Corp. 26,000 4,869
Great Eagle Holdings, Ltd. 352,563 661,112
#Guotai Junan International
Holdings, Ltd. 5,764,000 4,699,312
Hang Lung Group, Ltd. 1,919,000 3,476,201
Hang Lung Properties, Ltd. 10,240,484 10,540,524
Harbour Centre Development,
Ltd. 10,000 5,669
HKBN, Ltd. 70,500 44,815
Hong Kong Technology
Venture Co., Ltd. 307,786 63,910
*Hongkong & Shanghai Hotels,
Ltd. (The) 50,000 37,261
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 2,222,000 305,702
Johnson Electric Holdings, Ltd. 642,496 1,907,026
Kerry Properties, Ltd., Class B 1,994,500 5,335,605
KLN Logistics Group Ltd 332,500 349,443
Kowloon Development Co.,
Ltd. 432,040 176,118
Luk Fook Holdings
International, Ltd., Registered 345,000 903,153
#*Mongolian Mining Corp. 672,000 674,568
#Pacific Basin Shipping, Ltd. 22,539,000 6,517,647
Pacific Textiles Holdings, Ltd. 414,000 77,526
#PAX Global Technology, Ltd. 1,708,000 1,481,717
Shangri-La Asia, Ltd. 1,392,000 806,828
*Shun Tak Holdings, Ltd.,
Registered 2,010,000 168,993
Sundart Holdings, Ltd. 88,000 9,753
Texhong International Group,
Ltd. 189,000 114,845
Town Health International
Medical Group, Ltd. 278,000 9,739
Transport International
Holdings, Ltd. 9,333 10,700
Value Partners Group, Ltd. 50,000 13,630
Ω*VPower Group International
Holdings, Ltd. 463,000 16,810
VSTECS Holdings, Ltd. 192,000 223,063
Yue Yuen Industrial Holdings,
Ltd. 2,393,500 3,762,521
#*Yunfeng Financial Group,
Ltd. 156,000 71,939
TOTAL HONG KONG 57,614,874

Dimensional International Small Cap Value ETF
continued
Shares Value
IRELAND — (0.3%)
Bank of Ireland Group PLC 103,171 $ 1,393,979
Cairn Homes PLC 3,848 9,601
Dalata Hotel Group PLC 824,761 6,022,565
FBD Holdings PLC 2,865 45,744
Ω*Glenveagh Properties PLC 1,282,736 2,751,310
*Permanent TSB Group
Holdings PLC 12,584 29,958
TOTAL IRELAND 10,253,157
ISRAEL — (0.6%)
Africa Israel Residences, Ltd. 68 5,506
Alrov Properties and Lodgings,
Ltd., Registered 9 671
AudioCodes, Ltd. 1,128 11,414
AudioCodes, Ltd. 1,192 11,944
*Avgol Industries 1953, Ltd. 784 343
Ayalon Holdings, Ltd. 8,426 144,871
Carasso Motors, Ltd. 138,405 1,638,373
Carasso Real Estate, Ltd. 592 6,142
*Cellcom Israel, Ltd. 292,979 2,668,470
Delek Automotive Systems,
Ltd. 11,256 88,320
Delta Galil, Ltd. 5,969 317,575
Diplomat Holdings, Ltd. 306 4,780
*Equital, Ltd. 29,783 1,298,378
*Gilat Satellite Networks, Ltd. 149,879 1,128,753
*Hagag Group Real Estate
Development 141,032 884,620
*Israir Group, Ltd. 57,091 36,837
Isras Investment Co., Ltd. 4,934 1,344,103
Issta, Ltd. 21,657 675,385
Kamada, Ltd. 16,191 119,652
Kamada, Ltd. 5,784 43,423
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 58,061 105,542
Kvutzat Acro, Ltd. 13,633 198,953
Land Development Nimrodi
Group, Ltd. 30,036 319,164
Mediterranean Towers, Ltd. 91,982 332,400
Meshulam Levinstein
Contracting & Engineering,
Ltd. 1,393 204,479
Neto Malinda Trading, Ltd. 4,943 207,185
Oil Refineries, Ltd. 8,049,743 2,111,735
*OY Nofar Energy, Ltd. 168 5,041
Palram Industries 1990, Ltd. 4,742 103,643
Paz Retail And Energy, Ltd. 12,044 2,232,290
*Perion Network, Ltd. 7,230 78,425
Plasson Industries, Ltd., Class
B 957 57,827
#Prashkovsky Investments
and Construction, Ltd. 46,940 1,809,748
#*Rani Zim Shopping Centers,
Ltd. 54,001 81,035
Scope Metals Group, Ltd. 21,220 950,728
ΩTamar Petroleum, Ltd. 83,572 1,000,125
TOTAL ISRAEL 20,227,880
Shares Value
ITALY — (4.5%)
A2A SpA 4,341,455 $ 10,598,853
ACEA SpA 18,588 413,369
Ariston Holding NV, Class B 252,787 1,318,748
Ascopiave SpA 8,521 29,550
Banca IFIS SpA 120,993 3,367,879
Banca Monte dei Paschi di
Siena SpA 2,971,634 25,393,116
Ω*Banca Sistema SpA, Class
R 34,307 73,898
Banco di Desio e della Brianza
SpA 131,480 1,131,645
#Biesse SpA 20,714 169,750
BPER Banca SPA 2,122,739 20,981,761
#Brembo NV 278,856 2,688,949
Buzzi SpA 118,337 6,192,407
*Cairo Communication SpA 263,491 823,306
Cementir Holding NV 163,251 2,436,498
*CIR SpA-Compagnie
Industriali 1,914,909 1,481,588
Credito Emiliano SpA 337,800 5,142,141
#d'Amico International
Shipping SA 43,037 178,412
Danieli & C Officine
Meccaniche SpA 41,934 1,809,424
Danieli & C Officine
Meccaniche SpA 154,900 5,063,401
Emak SpA 412 411
ΩEnav SpA 90,087 396,968
ERG SpA 180,178 3,914,089
#Esprinet SpA, Class B 119,797 571,076
#Ferretti SpA 222,383 673,988
Fila SpA 125,670 1,244,172
FNM SpA, Registered 6,600 3,082
#GPI SpA 2,476 44,209
Hera SpA 505,051 2,165,388
IMMSI SpA, Registered 1,112 645
Iveco Group NV 200,104 4,158,002
#MFE-MediaForEurope NV,
Class A 668,076 2,125,707
MFE-MediaForEurope NV,
Class B 185,421 836,581
ΩNexi SpA 933,182 5,351,023
Orsero SpA 33,181 535,477
ΩOVS SpA 770,984 3,210,264
#Piaggio & C SpA 4,505 9,781
ΩPirelli & C SpA 1,416,468 9,597,568
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 52,574 61,738
#*Safilo Group SpA 751,182 937,140
Saipem SpA 14,508 38,922
#*Salvatore Ferragamo SpA 63,328 361,249
Sogefi SpA 39,466 123,768
*Telecom Italia SpA 15,916,157 8,235,793
#*Telecom Italia SpA 35,503,260 16,404,374
*TREVI - Finanziaria
Industriale SpA 27,124 10,446
TOTAL ITALY 150,306,556

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (23.0%)
77 Bank, Ltd. (The) 242,000 $ 8,442,141
#Achilles Corp. 14,000 103,259
AD Works Group Co., Ltd. 239,601 565,191
ADEKA Corp. 30,000 595,834
Adtec Plasma Technology
Co., Ltd. 1,000 8,764
Advan Group Co., Ltd. 2,000 11,522
Ahresty Corp. 94,201 501,379
#Aichi Steel Corp. 199,000 3,053,198
Aichi Tokei Denki Co., Ltd. 1,100 17,527
Aida Engineering, Ltd. 252,100 1,531,077
Airport Facilities Co., Ltd. 32,800 206,178
#Airtech Japan, Ltd. 2,100 15,210
Aisan Industry Co., Ltd. 204,800 2,282,133
#*Akebono Brake Industry
Co., Ltd. 180,201 126,923
Albis Co., Ltd. 700 15,466
Alconix Corp. 86,800 1,218,701
Alfresa Holdings Corp. 204,201 2,981,027
Alinco, Inc. 49,100 340,612
Allied Telesis Holdings KK,
Class B 36,900 45,851
#Alpen Co., Ltd. 112,214 1,803,686
Alpha Corp. 10,100 80,736
Alps Alpine Co., Ltd.,
Registered 1,137,100 12,089,172
AOKI Holdings, Inc. 119,700 1,375,999
#Aoyama Trading Co., Ltd. 375,536 5,754,251
Arata Corp. 8,100 173,846
Araya Industrial Co., Ltd. 7,300 243,018
#ARCLANDS Corp. 227,799 2,639,832
Arcs Co., Ltd. 70,400 1,419,742
#Arisawa Manufacturing Co.,
Ltd. 23,900 246,154
Artience Co., Ltd. 93,500 2,006,744
Asahi Co., Ltd. 24,100 215,866
Asahi Diamond Industrial Co.,
Ltd. 185,200 920,493
Asia Pile Holdings Corp. 89,400 597,604
ASKA Pharmaceutical
Holdings Co., Ltd. 4,600 75,742
Astena Holdings Co., Ltd. 50,300 165,110
Autobacs Seven Co., Ltd. 32,400 317,983
Awa Bank, Ltd. (The) 125,972 2,695,304
Bando Chemical Industries,
Ltd. 59,900 717,232
Bank of Nagoya, Ltd. (The) 44,900 2,649,337
Bank of Saga, Ltd. (The) 16,100 293,768
Bank of the Ryukyus, Ltd. 186,500 1,532,945
#Belluna Co., Ltd. 295,485 1,884,884
#Buffalo, Inc. 3,100 49,334
Canon Electronics, Inc. 63,500 1,080,169
#Carlit Co., Ltd., Class B 118,400 1,032,986
Cawachi, Ltd. 87,000 1,593,800
Central Glass Co., Ltd. 134,800 2,928,974
#Chiba Kogyo Bank, Ltd. (The) 300,700 2,997,110
#Chino Corp. 3,200 51,180
Chori Co., Ltd. 1,900 48,417
Chubu Shiryo Co., Ltd. 56,800 635,577
Shares Value
JAPAN — (Continued)
#Chubu Steel Plate Co., Ltd. 21,200 $ 306,530
Chuetsu Pulp & Paper Co.,
Ltd. 16,300 184,667
Chugin Financial Group, Inc.,
Registered 327,200 4,280,918
#Citizen Watch Co., Ltd. 757,600 4,575,955
#CMK Corp. 497,600 1,223,376
Coca-Cola Bottlers Japan
Holdings, Inc. 36,200 555,646
#Cosel Co., Ltd. 72,799 566,932
Cosmos Initia Co., Ltd. 46,600 441,244
#Dai Nippon Toryo Co., Ltd. 28,000 231,822
Daicel Corp. 138,800 1,202,205
#Daido Metal Co., Ltd. 131,500 605,532
Daido Steel Co., Ltd. 354,800 2,744,192
Daihatsu Infinearth Mfg Co.,
Ltd. 20,900 366,491
Daiichi Jitsugyo Co., Ltd. 6,600 112,533
Daiki Aluminium Industry Co.,
Ltd. 130,700 910,154
#Daikoku Denki Co., Ltd. 3,600 53,296
Daikyonishikawa Corp. 132,600 629,981
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 27,000 610,884
#Daio Paper Corp. 154,501 865,440
Daishi Hokuetsu Financial
Group, Inc. 279,652 6,912,558
#Daishinku Corp. 57,700 226,207
Daisue Construction Co., Ltd. 19,700 305,916
Daito Pharmaceutical Co., Ltd. 121,052 972,470
DCM Holdings Co., Ltd. 359,300 3,428,385
#Denka Co., Ltd. 242,300 3,430,148
DIC Corp. 372,500 7,408,170
#DKS Co., Ltd. 11,900 410,386
Dowa Holdings Co., Ltd. 139,000 4,579,302
#DyDo Group Holdings, Inc. 800 14,209
Eagle Industry Co., Ltd. 64,900 1,044,041
#Eco's Co., Ltd. 1,800 29,471
#EDION Corp. 212,200 2,828,487
#Ehime Bank, Ltd. (The) 176,671 1,274,891
Endo Lighting Corp. 39,700 631,264
Enomoto Co., Ltd. 16,400 158,121
#Enplas Corp. 7,800 277,285
Eslead Corp. 7,700 238,938
Exedy Corp., Class A 22,300 706,808
EXEO Group, Inc. 29,000 383,853
Feed One Co., Ltd. 16,400 118,454
Ferrotec Corp. 422,800 10,254,294
FIDEA Holdings Co., Ltd. 65,200 661,553
#First Bank of Toyama, Ltd.
(The) 320,400 2,322,711
#Foster Electric Co., Ltd. 172,200 2,162,583
#Fuji Co., Ltd. 36,500 492,342
Fuji Corp., Ltd. 70,300 324,185
#Fuji Die Co., Ltd. 5,200 26,433
#Fuji Oil Co., Ltd. 297,201 659,591
#Fuji Pharma Co., Ltd. 87,999 822,131
Fuji Seal International, Inc. 24,500 453,224

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Fujicco Co., Ltd. 34,100 $ 367,748
Fujikura Composites, Inc. 61,500 652,616
FuKoKu Co., Ltd. 10,900 127,328
Fukuda Corp. 5,300 187,707
#Fukui Bank, Ltd. (The) 14,300 181,013
Fukuyama Transporting Co.,
Ltd. 62,400 1,490,601
Furukawa Co., Ltd. 146,847 2,350,606
Furuno Electric Co., Ltd. 78 2,270
#Fuso Pharmaceutical
Industries, Ltd. 12,400 182,092
Futaba Industrial Co., Ltd. 300,200 1,629,711
Gakken Holdings Co., Ltd. 117,000 746,337
Gecoss Corp. 2,200 19,121
Geo Holdings Corp.,
Registered 264,000 2,899,711
GLOBERIDE, Inc. 22,200 333,970
Glory, Ltd. 86,300 2,228,965
Godo Steel, Ltd. 72,200 1,832,646
GS Yuasa Corp. 454,900 8,251,949
GSI Creos Corp. 14,100 199,280
G-Tekt Corp. 140,700 1,743,616
Gunma Bank, Ltd. (The) 505,400 4,768,717
Gunze, Ltd. 56,400 1,435,343
H.U. Group Holdings, Inc.,
Class B 99 2,143
H2O Retailing Corp. 225,258 2,988,322
#Hagihara Industries, Inc. 39,100 410,499
Hagiwara Electric Holdings
Co., Ltd. 23,600 541,799
Hamakyorex Co., Ltd. 35,000 340,709
Hanwa Co., Ltd., Class B 123,800 5,017,974
Harima Chemicals Group, Inc. 25,900 145,423
#Heiwa Corp. 68,400 950,360
Heiwado Co., Ltd. 123,700 2,395,175
#*Hino Motors, Ltd. 501,012 1,229,767
#Hirakawa Hewtech Corp. 22,315 243,027
#Hirano Tecseed Co., Ltd. 11,600 120,012
Hirata Corp. 123,700 1,764,736
Hirogin Holdings, Inc. 1,278,400 11,259,638
Hodogaya Chemical Co., Ltd. 51,100 516,450
Hokkan Holdings, Ltd. 22,300 297,985
Hokko Chemical Industry Co.,
Ltd. 61,400 610,348
Hokkoku Financial Holdings,
Inc. 65,500 2,437,290
#Hokuetsu Corp. 94,260 640,112
Hokuhoku Financial Group,
Inc. 352,100 7,533,553
Hokuriku Electric Industry Co.,
Ltd. 1,600 22,241
#H-One Co., Ltd. 37,600 355,525
#Howa Machinery, Ltd. 112,400 781,972
HS Holdings Co., Ltd.,
Registered 25,399 180,584
Hyakugo Bank, Ltd. (The) 266,600 1,332,159
Hyakujushi Bank, Ltd. (The),
Class R 43,400 1,441,908
Ichiken Co., Ltd. 2,500 51,995
Shares Value
JAPAN — (Continued)
#Ichikoh Industries, Ltd. 27,900 $ 70,818
Ichinen Holdings Co., Ltd. 18,600 213,320
Iino Kaiun Kaisha, Ltd. 345,958 2,390,753
Inaba Seisakusho Co., Ltd. 13,724 163,052
Inabata & Co., Ltd. 67,200 1,466,839
INFRONEER Holdings, Inc. 598,495 5,100,301
Iriso Electronics Co., Ltd. 88,700 1,717,478
#Iseki & Co., Ltd. 77,500 723,529
Ishihara Sangyo Kaisha, Ltd.,
Class A 206,900 3,020,428
Itochu Enex Co., Ltd. 23 311
Itochu-Shokuhin Co., Ltd. 5,100 344,304
Itoham Yonekyu Holdings, Inc. 76,720 2,599,900
IwaiCosmo Holdings, Inc. 77,400 1,261,585
Iwatani Corp. 380,000 4,016,014
Iyogin Holdings, Inc. 13,600 159,771
Izumi Co., Ltd. 74,200 1,573,783
J Trust Co., Ltd. 76,500 226,712
#JANOME Corp. 43,900 335,460
#Japan Cash Machine Co.,
Ltd. 29,952 190,266
#Japan Electronic Materials
Corp. 32,700 533,212
#Japan Medical Dynamic
Marketing, Inc. 19,559 68,621
Japan Pulp & Paper Co., Ltd. 308,100 1,347,087
Japan Transcity Corp. 61,692 477,155
Japan Wool Textile Co., Ltd.
(The) 99,300 923,752
JDC Corp. 8,800 27,366
#JK Holdings Co., Ltd. 11,000 88,807
#JMS Co., Ltd. 18,900 55,634
J-Oil Mills, Inc. 61,594 850,476
Joshin Denki Co., Ltd. 79,200 1,295,660
JSP Corp. 37,300 471,408
JTEKT Corp. 593,160 5,165,196
Juroku Financial Group, Inc. 70,700 2,461,663
Kaga Electronics Co., Ltd.,
Class B 10,600 204,823
Kamei Corp. 60,200 1,031,634
#Kanaden Corp. 12,000 150,703
Kanadevia Corp. 22,100 150,226
Kanamoto Co., Ltd. 161,000 3,648,028
Kaneka Corp. 146,000 4,165,746
Kanto Denka Kogyo Co., Ltd. 235,810 1,342,830
#KAWADA TECHNOLOGIES,
Inc. 58,700 1,546,533
Kawai Musical Instruments
Manufacturing Co., Ltd. 1,800 31,313
KEIWA, Inc. 47,200 392,040
Keiyo Bank, Ltd. (The) 643,100 4,875,757
Kenko Mayonnaise Co., Ltd. 19,900 248,461
Kimura Chemical Plants Co.,
Ltd. 16,700 113,519
#Kitagawa Corp. 20,300 192,216
Kita-Nippon Bank, Ltd. (The) 1,100 24,815
Kitz Corp. 196,800 1,663,375
Kiyo Bank, Ltd. (The), Class B 83,467 1,534,069
#*KNT-CT Holdings Co., Ltd. 3,900 26,925

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Koa Corp. 134,916 $ 952,063
#Koatsu Gas Kogyo Co., Ltd. 52,200 380,153
Kohnan Shoji Co., Ltd., Class
R 69,800 1,808,831
Komeri Co., Ltd. 84,273 1,749,913
*Konica Minolta, Inc. 753,200 2,456,865
Konishi Co., Ltd. 400 3,248
Konoike Transport Co., Ltd. 2,000 42,925
#Konoshima Chemical Co.,
Ltd. 1,400 12,112
KPP Group Holdings Co., Ltd. 274,200 1,422,972
Krosaki Harima Corp. 5,000 114,622
K's Holdings Corp. 164,600 1,654,805
KU Holdings Co., Ltd. 7,300 56,753
Kumagai Gumi Co., Ltd. 8,400 252,287
Kumiai Chemical Industry Co.,
Ltd. 562,500 3,046,198
#Kurabo Industries, Ltd. 15,886 848,689
Kureha Corp. 61,900 1,423,130
#Kurimoto, Ltd. 16,000 838,832
Kuriyama Holdings Corp. 200 2,040
KYB Corp. 114,500 2,484,086
Kyodo Printing Co., Ltd. 25,400 235,106
Kyoei Steel, Ltd. 137,200 1,980,122
#Kyokuto Boeki Kaisha, Ltd. 3,400 34,702
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 140,900 2,466,066
Kyokuyo Co., Ltd. 28,800 896,561
Kyorin Pharmaceutical Co.,
Ltd. 167,700 1,697,114
#Kyosan Electric
Manufacturing Co., Ltd. 78,200 262,927
Kyushu Financial Group, Inc. 832,115 4,311,107
#LIFULL Co., Ltd. 180,500 239,875
Lintec Corp. 23,500 474,700
Look Holdings, Inc. 8,300 134,018
Mabuchi Motor Co., Ltd. 67,700 984,044
Makino Milling Machine Co.,
Ltd. 67,900 5,184,033
#Mamiya-Op Co., Ltd. 9,200 93,103
Mandom Corp. 76,700 734,917
Marubun Corp. 32,042 235,479
#Marudai Food Co., Ltd. 66,612 844,960
Maruha Nichiro Corp. 165,300 3,448,899
MARUKA FURUSATO Corp. 60,700 961,149
Maruzen CHI Holdings Co.,
Ltd. 100 214
Maruzen Showa Unyu Co.,
Ltd. 18,700 895,890
Matsuda Sangyo Co., Ltd. 47,400 1,138,583
Matsuoka Corp. 1,800 21,960
Maxell, Ltd. 201,500 2,697,914
Megmilk Snow Brand Co., Ltd. 136,675 2,595,549
Meiji Electric Industries Co.,
Ltd. 200 2,595
#Meiji Shipping Group Co.,
Ltd. 62,300 291,847
#Meiwa Corp. 73,300 370,165
#Meiwa Estate Co., Ltd. 11,900 82,393
Shares Value
JAPAN — (Continued)
Menicon Co., Ltd. 37,200 $ 290,689
Mie Kotsu Group Holdings, Inc. 29,700 99,858
#Mikuni Corp. 58,000 116,389
MIRAIT ONE Corp. 226,941 4,091,106
#Mirarth Holdings, Inc. 525,500 1,354,822
Mitachi Co., Ltd. 700 5,982
Mitsuba Corp. 178,100 1,015,381
Mitsubishi Materials Corp. 910,300 14,048,120
#Mitsubishi Paper Mills, Ltd. 193,800 867,944
#Mitsubishi Steel
Manufacturing Co., Ltd. 64,900 718,883
Mitsui DM Sugar Co., Ltd. 18,380 378,604
Mitsui E&S Co., Ltd. 35,000 738,397
Mitsui Mining & Smelting Co.,
Ltd. 220,100 9,433,171
Mitsuuroko Group Holdings
Co., Ltd. 5,100 72,419
#Miyazaki Bank, Ltd. (The) 54,200 1,447,782
Miyoshi Oil & Fat Co., Ltd. 22,400 289,498
Mochida Pharmaceutical Co.,
Ltd. 1,600 32,905
Morinaga Milk Industry Co.,
Ltd. 43,700 954,173
Moriroku Co., Ltd. 1,400 22,596
Morita Holdings Corp. 16,400 251,075
#Mory Industries, Inc. 4,000 23,974
#MrMax Holdings, Ltd. 30,100 170,806
Musashino Bank, Ltd. (The) 121,000 3,011,030
Nachi-Fujikoshi Corp. 89,600 1,926,017
Nadex Co., Ltd. 1,400 8,744
Nafco Co., Ltd. 2,100 26,094
Nagano Keiki Co., Ltd. 18,700 260,815
Nagase & Co., Ltd. 328,000 6,495,923
#Nakabayashi Co., Ltd. 35,600 122,534
#Nakayama Steel Works, Ltd. 529,100 2,250,068
Nanto Bank, Ltd. (The) 57,200 1,736,961
NHK Spring Co., Ltd. 368,300 4,194,599
Nice Corp. 900 11,046
Nichicon Corp. 285,700 2,473,618
Nichiha Corp. 19,300 405,891
Nichimo Co., Ltd. 19,100 298,757
Nichirin Co., Ltd. 10,800 254,759
Nihon Chouzai Co., Ltd. 5,000 116,781
#Nihon Dempa Kogyo Co., Ltd. 78,599 441,318
Nihon Denkei Co., Ltd. 1,300 18,477
#Nihon House Holdings Co.,
Ltd. 94,600 193,606
Nihon Nohyaku Co., Ltd. 165,900 978,898
Nihon Plast Co., Ltd. 100 255
Nihon Yamamura Glass Co.,
Ltd. 26,000 463,351
Nikkiso Co., Ltd. 341,100 3,071,135
Nikko Co., Ltd. 2,300 11,569
Nippn Corp. 155,200 2,247,123
Nippon Carbide Industries Co.,
Inc. 14,600 184,519
Nippon Carbon Co., Ltd. 1,800 49,576
#Nippon Chemical Industrial
Co., Ltd. 27,917 395,488

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
#*Nippon Chemi-Con Corp. 98,501 $ 825,341
#*Nippon Coke & Engineering
Co., Ltd. 1,103,996 689,562
#Nippon Concrete Industries
Co., Ltd. 51,400 103,486
#Nippon Denko Co., Ltd. 772,000 1,446,586
Nippon Densetsu Kogyo Co.,
Ltd. 29,100 558,042
Nippon Electric Glass Co., Ltd. 245,800 6,622,938
Nippon Kayaku Co., Ltd. 237,300 2,231,167
Nippon Light Metal Holdings
Co., Ltd. 440,800 5,166,758
Nippon Paper Industries Co.,
Ltd. 752,288 5,578,613
Nippon Rietec Co., Ltd. 1,600 21,210
#Nippon Seisen Co., Ltd. 2,500 18,140
Nippon Sharyo, Ltd. 700 11,191
#*Nippon Sheet Glass Co.,
Ltd. 748,600 2,502,049
Nippon Shinyaku Co., Ltd. 72,700 1,583,029
Nippon Shokubai Co., Ltd. 393,300 4,489,780
Nippon Signal Co., Ltd. 131,516 982,252
Nippon Soda Co., Ltd. 96,100 2,190,259
#Nippon Thompson Co., Ltd. 245,900 985,267
#Nippon Yakin Kogyo Co., Ltd. 81,700 2,280,076
Nipro Corp. 281,600 2,601,846
Nishi-Nippon Financial
Holdings, Inc. 738,228 11,777,703
Nishio Holdings Co., Ltd. 44,884 1,264,548
Nissan Tokyo Sales Holdings
Co., Ltd. 43,600 144,276
Nissei Plastic Industrial Co.,
Ltd. 18,700 110,713
Nissha Co., Ltd. 179,800 1,608,099
Nisshin Oillio Group, Ltd. (The) 105,600 3,613,675
Nisshinbo Holdings, Inc. 721,931 4,614,755
Nissui Corp. 209,500 1,232,402
Nitta Gelatin, Inc. 32,600 199,506
Nitto Seiko Co., Ltd. 40,700 169,837
Nittoku Co., Ltd., Class B 32,500 440,330
Noritake Co., Ltd. 86,500 2,480,132
Noritz Corp. 156,900 2,002,757
North Pacific Bank, Ltd. 1,491,584 6,501,738
NPR-RIKEN Corp. 111,002 1,880,090
NS United Kaiun Kaisha, Ltd. 92,100 2,570,318
#NSK, Ltd. 1,290,699 6,222,148
#NTN Corp. 2,797,300 4,795,531
Ogaki Kyoritsu Bank, Ltd.
(The) 49,300 936,240
#Ohara, Inc. 12,100 94,954
Oiles Corp. 3,700 52,933
Okabe Co., Ltd. 68,999 399,336
Okamoto Machine Tool Works,
Ltd. 8,300 270,793
Okasan Securities Group, Inc. 464,210 2,026,552
Oki Electric Industry Co., Ltd. 481,500 5,055,118
Okinawa Financial Group, Inc. 97,544 2,226,411
OKUMA Corp. 27,900 764,726
Okumura Corp. 29,200 866,328
Shares Value
JAPAN — (Continued)
Okura Industrial Co., Ltd. 35,700 $ 1,037,825
Okuwa Co., Ltd. 113,500 701,385
#Onoken Co., Ltd. 62,851 603,891
Onward Holdings Co., Ltd. 112,188 458,458
Oriental Shiraishi Corp. 53,000 135,938
#Osaka Steel Co., Ltd. 1,300 22,096
#Osaki Electric Co., Ltd. 117,100 815,448
Oval Corp. 3,900 12,335
Pacific Industrial Co., Ltd. 188,500 2,601,512
Pack Corp. (The) 600 4,525
PALTAC Corp. 12,199 350,743
Pegasus Co., Ltd. 9,200 35,151
#People Dreams &
Technologies Group Co., Ltd. 2,900 34,589
PHC Holdings Corp.,
Registered 73,400 453,583
Press Kogyo Co., Ltd., Class B 500,400 1,991,691
Prima Meat Packers, Ltd. 36,500 579,654
#Procrea Holdings, Inc. 32,600 332,509
Punch Industry Co., Ltd. 34,400 91,889
QB Net Holdings Co., Ltd. 800 6,390
Rasa Corp. 100 1,023
Rasa Industries, Ltd. 5,100 144,364
#Rengo Co., Ltd. 856,799 5,003,189
#*RENOVA, Inc. 356,600 1,684,724
Restar Corp. 31,100 562,712
#Retail Partners Co., Ltd. 54,400 521,607
Rheon Automatic Machinery
Co., Ltd. 25,900 238,013
Riken Technos Corp. 91,100 707,637
Rion Co., Ltd. 4,800 83,022
Ryobi, Ltd. 145,100 2,208,871
RYODEN Corp. 50,100 965,414
S Foods, Inc. 76,899 1,362,767
S&B Foods, Inc. 4,000 80,136
#Sac's Bar Holdings, Inc. 7,100 38,403
Sakai Chemical Industry Co.,
Ltd. 81,800 1,559,415
Sakai Heavy Industries, Ltd. 4,200 58,690
Sakata INX Corp. 127,800 1,832,568
Sala Corp. 136,600 874,995
San Holdings, Inc. 1,600 17,053
San ju San Financial Group,
Inc. 58,600 1,327,792
San-Ai Obbli Co., Ltd. 19,300 261,232
San-In Godo Bank, Ltd. (The) 557,750 4,740,106
Sanko Gosei, Ltd. 56,800 306,089
Sanko Metal Industrial Co.,
Ltd. 2,500 119,771
Sankyo Tateyama, Inc. 82,136 332,921
Sanoh Industrial Co., Ltd. 89,800 417,688
Sansei Technologies, Inc. 31,399 369,290
Sansha Electric Manufacturing
Co., Ltd. 11,000 62,713
Sanshin Electronics Co., Ltd. 22,800 376,629
Sanyo Chemical Industries,
Ltd. 37,792 995,683
#Sanyo Denki Co., Ltd. 7,000 437,224
Sanyo Trading Co., Ltd. 57,561 577,159

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Sato Corp. 32,400 $ 461,150
Sato Shoji Corp. 3,500 39,094
#Satori Electric Co., Ltd. 16,113 185,975
Scroll Corp. 6,300 45,671
Seiko Group Corp. 15,700 441,805
#Sekisui Kasei Co., Ltd. 84,200 195,261
Senshu Ikeda Holdings, Inc. 1,567,900 6,730,213
#Shibaura Machine Co., Ltd. 163,100 4,221,233
Shibusawa Logistics Corp. 3,500 101,631
Shibuya Corp. 20,700 500,668
Shikibo, Ltd. 29,600 196,094
Shikoku Bank, Ltd. (The) 169,610 1,415,530
Shimojima Co., Ltd. 5,400 45,139
Shinagawa Refractories Co.,
Ltd. 31,330 359,318
#Shindengen Electric
Manufacturing Co., Ltd. 37,261 645,961
Shinko Shoji Co., Ltd. 45,100 297,880
Shinmaywa Industries, Ltd. 257,600 3,125,536
Shinnihon Corp. 63,600 744,631
Shinsho Corp. 26,500 372,773
Shinwa Co., Ltd. 4,400 99,405
Shinwa Co., Ltd. 34,300 177,318
Shizuoka Gas Co., Ltd. 142,400 1,072,057
Showa Sangyo Co., Ltd. 39,000 786,505
Siix Corp., Registered 150,215 1,234,699
SK-Electronics Co., Ltd. 5,600 105,938
Soda Nikka Co., Ltd. 35,300 260,595
Sodick Co., Ltd. 65,300 386,606
Soken Chemical & Engineering
Co., Ltd. 14,000 155,354
SPK Corp., Registered 1,400 22,224
Star Micronics Co., Ltd. 32,700 380,028
Starzen Co., Ltd. 84,200 657,957
#Sugimoto & Co., Ltd.,
Registered 1,400 16,698
SUMCO Corp. 872,122 6,936,643
Sumida Corp. 190,100 1,304,849
Sumitomo Heavy Industries,
Ltd. 213,967 4,785,627
Sumitomo Osaka Cement Co.,
Ltd. 177,900 4,685,841
Sumitomo Riko Co., Ltd. 138,490 1,764,081
#Sumitomo Seika Chemicals
Co., Ltd. 28,700 863,889
Sun Frontier Fudousan Co.,
Ltd. 31,000 438,340
Sun-Wa Technos Corp. 37,400 602,148
Suruga Bank, Ltd. 434,775 4,044,553
Suzuken Co., Ltd. 95,918 3,645,642
#Suzuki Co., Ltd. 12,200 150,377
T. RAD Co., Ltd. 4,700 154,121
Tachibana Eletech Co., Ltd.,
Class S 40,600 772,100
#Tachi-S Co., Ltd., Class S 262,700 3,128,067
Tadano, Ltd. 259,776 1,893,580
Taihei Dengyo Kaisha, Ltd. 8,700 378,072
Taiheiyo Cement Corp. 218,100 5,382,394
Taiheiyo Kouhatsu, Inc. 500 2,399
Shares Value
JAPAN — (Continued)
#Taiho Kogyo Co., Ltd. 18,600 $ 78,481
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 600 10,087
Taiyo Yuden Co., Ltd. 391,400 7,430,345
Takamatsu Construction
Group Co., Ltd. 47,400 970,079
Takaoka Toko Co., Ltd. 58,439 1,124,163
Takara Holdings, Inc. 39,700 336,208
Takara Standard Co., Ltd. 106,803 1,831,679
Takasago International Corp. 14,410 698,022
Takashima & Co., Ltd. 13,900 148,887
#Takashimaya Co., Ltd. 772,800 5,990,041
Take And Give Needs Co., Ltd. 6,317 37,861
#TAKEBISHI Corp. 2,700 34,070
#Tamura Corp. 326,900 1,055,672
#Tayca Corp. 1,600 13,226
TBK Co., Ltd., Class R 100 210
Teijin, Ltd. 953,200 8,154,723
#Tera Probe, Inc. 28,900 653,872
Terasaki Electric Co., Ltd. 4,400 112,854
#Tess Holdings Co., Ltd. 186,512 546,542
Toa Corp. 9,200 115,844
Toagosei Co., Ltd. 32,900 324,420
TOBISHIMA HOLDINGS, Inc. 89,900 1,172,024
Toda Corp. 498,700 3,199,408
Toenec Corp. 116,100 1,030,663
Toho Bank, Ltd. (The) 1,265,600 3,111,545
Tohoku Bank, Ltd. (The) 19,800 154,195
#Tokai Carbon Co., Ltd. 1,138,500 7,833,594
Tokai Corp. 19,700 276,464
Tokai Rika Co., Ltd. 152,382 2,453,381
Tokai Tokyo Financial
Holdings, Inc. 850,200 3,095,848
Tokushu Tokai Paper Co., Ltd. 15,300 399,541
Tokuyama Corp. 264,300 5,732,252
#Tokyo Energy & Systems,
Inc. 8,900 98,465
Tokyo Kiraboshi Financial
Group, Inc. 121,700 5,312,927
Tokyo Rope Manufacturing
Co., Ltd. 8,900 80,014
Tokyo Steel Manufacturing
Co., Ltd. 32,800 344,575
#Tokyo Tekko Co., Ltd. 39,100 1,431,549
Tokyu Construction Co., Ltd. 137,200 945,390
Toli Corp. 143,200 535,710
#Tomen Devices Corp. 5,800 227,383
Tomoku Co., Ltd. 8,900 194,860
TOMONY Holdings, Inc. 1,160,007 4,732,678
Topre Corp. 105,700 1,458,779
Topy Industries, Ltd. 50,900 885,453
#Tosho Co., Ltd. 26,000 117,997
Towa Bank, Ltd. (The) 60,200 308,410
Towa Pharmaceutical Co., Ltd. 102,800 2,254,161
Toyo Kanetsu KK 19,500 529,303
Toyo Logistics Co., Ltd. 1,160 12,703
Toyo Seikan Group Holdings,
Ltd. 9,600 200,108
#Toyo Tanso Co., Ltd. 48,900 1,582,398

Dimensional International Small Cap Value ETF
continued
Shares Value
JAPAN — (Continued)
Toyo Tire Corp. 351,300 $ 7,479,087
#Toyobo Co., Ltd. 631,100 4,109,625
Toyoda Gosei Co., Ltd. 205,200 4,371,382
Toyota Boshoku Corp. 229,700 3,284,590
TRE Holdings Corp. 22,500 204,525
Trusco Nakayama Corp. 93,200 1,364,295
Tsubakimoto Chain Co. 211,700 2,993,439
#Tsubakimoto Kogyo Co., Ltd. 2,100 37,327
Tsukada Global Holdings, Inc. 7,200 28,944
Tsukishima Holdings Co., Ltd. 30,400 464,600
#Tsukuba Bank, Ltd. 840,600 1,446,662
Tsumura & Co. 146,100 3,627,866
UACJ Corp. 136,567 5,426,563
UBE Corp. 599,500 9,235,794
UEX, Ltd. 500 2,811
#Unipres Corp. 268,200 1,906,867
United Super Markets
Holdings, Inc. 116,345 728,243
Urbanet Corp Co., Ltd. 1,400 4,689
Ushio, Inc. 74,500 919,276
V Technology Co., Ltd. 12,400 246,690
Valor Holdings Co., Ltd. 139,400 2,473,159
Vital KSK Holdings, Inc. 148,700 1,255,840
VT Holdings Co., Ltd. 238,000 740,118
Wakachiku Construction Co.,
Ltd. 100 3,389
Wakita & Co., Ltd. 104,300 1,219,068
#Warabeya Nichiyo Holdings
Co., Ltd. 78,200 1,406,608
Wood One Co., Ltd. 7,800 43,277
World Co., Ltd. 60,200 1,113,237
World Holdings Co., Ltd. 7,700 122,641
*W-Scope Corp. 36,000 57,411
#Xebio Holdings Co., Ltd. 154,000 1,145,061
#YAC Holdings Co., Ltd. 7,200 38,944
YAMABIKO Corp. 40,506 596,440
Yamada Holdings Co., Ltd. 551,900 1,692,427
Yamae Group Holdings Co.,
Ltd. 67,800 1,173,137
Yamaguchi Financial Group,
Inc. 308,000 3,518,070
Yamatane Corp. 16,700 287,072
Yamaya Corp. 2,300 40,393
Yamazen Corp. 40,300 359,097
Yellow Hat, Ltd. 59,600 631,662
Yokogawa Bridge Holdings
Corp. 82,600 1,472,030
#Yokorei Co., Ltd. 211,077 1,478,289
Yokowo Co., Ltd. 78,599 824,664
#Yondenko Corp. 2,500 22,227
#Yorozu Corp. 87,691 551,219
Yotai Refractories Co., Ltd.,
Registered 300 3,421
Yuasa Trading Co., Ltd. 4,500 140,686
Yurtec Corp. 155,300 2,555,054
Zacros Corp. 17,600 461,942
Zeon Corp. 281,900 3,013,901
TOTAL JAPAN 769,136,512
Shares Value
NETHERLANDS — (3.1%)
Aalberts NV, Registered 214,396 $ 6,910,063
Acomo NV 55,439 1,411,816
Aegon, Ltd. 312,015 2,244,111
Aegon, Ltd.- NYS 2,108,641 14,971,351
Allfunds Group PLC 508,495 3,550,171
AMG Critical Materials NV 57,759 1,639,472
APERAM SA 187,336 5,549,045
ASR Nederland NV, Class B 12,956 865,404
ΩB&S Group Sarl 24,061 161,928
#Brunel International NV,
Registered 44,192 462,299
Corbion NV 64,727 1,235,703
*Flow Traders, Ltd. 66,247 1,986,553
ForFarmers NV 197,652 855,117
Fugro NV 291,773 4,191,037
Ω*Just Eat Takeaway.com NV 55,982 1,284,041
#Kendrion NV 7,948 98,064
Koninklijke BAM Groep NV 1,108,330 9,742,334
Koninklijke Heijmans N.V. 65,797 4,217,226
Koninklijke Vopak NV 156,999 7,525,515
Randstad NV 103,112 4,937,801
SBM Offshore NV 441,298 11,546,248
ΩSignify NV 572,150 13,817,359
Sligro Food Group NV 32,977 418,955
TKH Group NV 96 3,973
Van Lanschot Kempen NV 68,293 4,478,819
TOTAL NETHERLANDS 104,104,405
NEW ZEALAND — (0.1%)
Air New Zealand, Ltd. 843,805 288,921
Colonial Motor Co., Ltd. (The),
Class B 1,876 7,919
*Eroad, Ltd. 45,925 41,752
*Fletcher Building, Ltd. 487,835 875,500
Genesis Energy, Ltd. 350,020 491,790
Heartland Group Holdings,
Ltd., Class B 157,822 75,468
*KMD Brands, Ltd. 445,395 67,049
*Ryman Healthcare, Ltd. 1,157,013 1,707,607
Sanford, Ltd. 16,320 54,917
SKY Network Television, Ltd. 276,977 505,256
*SKYCITY Entertainment
Group, Ltd. 481,766 290,099
#Steel & Tube Holdings, Ltd. 36,860 15,885
Summerset Group Holdings,
Ltd. 12,267 82,774
#Tourism Holdings, Ltd. 4,305 5,363
TOTAL NEW ZEALAND 4,510,300
NORWAY — (0.8%)
Akastor ASA 18,775 22,216
Aker Solutions ASA 10,224 30,632
Archer, Ltd. 29,535 68,146
Austevoll Seafood ASA 45,849 425,375
Bonheur ASA 5,822 135,744
*BW Energy, Ltd. 18,555 64,353
ΩBW LPG, Ltd. 210 2,834
BW Offshore, Ltd. 316,507 1,074,656
*Cloudberry Clean Energy
ASA 12,297 16,319

Dimensional International Small Cap Value ETF
continued
Shares Value
NORWAY — (Continued)
DNO ASA 1,614,898 $ 2,229,350
#DOF Group ASA 19,157 176,896
ΩElkem ASA 991,344 2,322,955
Golden Ocean Group, Ltd. 180,755 1,503,153
#*Grieg Seafood ASA 83,331 559,807
#*Hexagon Composites ASA 58,617 98,061
Hoegh Autoliners ASA 115,590 1,173,480
ΩKlaveness Combination
Carriers ASA 53,923 367,748
*Kongsberg Automotive ASA 3,090,210 447,315
*LINK Mobility Group Holding
ASA 228,060 732,250
MORROW BANK ASA 18,112 21,467
MPC Container Ships ASA 2,027,645 3,751,560
Ω#*Norske Skog ASA 88,659 202,409
Odfjell Drilling, Ltd. 285,599 2,053,182
Odfjell SE, A Shares 25,315 313,811
Odfjell Technology, Ltd., Class
B 816 3,964
Panoro Energy ASA 427,655 1,007,498
Pareto Bank ASA 16,560 149,939
Petronor E&P ASA 50,546 52,837
Rogaland Sparebank, Class B 810 11,191
Ω*Scatec ASA 137,956 1,379,097
Sea1 Offshore, Inc. 152,209 402,945
Solstad Maritime Holding AS 34,633 84,114
*Solstad Offshore ASA, Class
A 6,940 33,981
SpareBank 1 Helgeland 555 10,190
Sparebanken More 4,810 49,533
Stolt-Nielsen, Ltd., Class R 41,158 1,213,534
TGS ASA 298,576 2,218,990
Wilh Wilhelmsen Holding ASA,
A Shares 17,673 818,111
TOTAL NORWAY 25,229,643
PORTUGAL — (0.3%)
Banco Comercial Portugues
SA, Class R 1,676,002 1,384,216
Corticeira Amorim SGPS SA 11,421 101,960
EDP Renovaveis SA 389,179 4,587,957
Ibersol SGPS SA 810 8,677
Semapa-Sociedade de
Investimento e Gestao 42,633 837,329
Sonae SGPS SA 3,182,364 4,603,940
*Teixeira Duarte SA 29,792 13,673
TOTAL PORTUGAL 11,537,752
SINGAPORE — (0.6%)
*AEM Holdings, Ltd. 89,500 111,758
Banyan Tree Holdings, Ltd. 44,300 21,854
Bukit Sembawang Estates,
Ltd. 1,000 3,299
China Aviation Oil Singapore
Corp., Ltd. 288,200 248,803
City Developments, Ltd. 733,000 3,480,387
#*COSCO SHIPPING
International Singapore Co.,
Ltd. 5,265,500 503,274
CSE Global, Ltd. 125 63
Shares Value
SINGAPORE — (Continued)
First Resources, Ltd. 413,600 $ 484,582
First Sponsor Group, Ltd. 12,200 9,780
Frasers Property, Ltd. 20,500 14,853
Frencken Group, Ltd. 12,400 15,866
#Geo Energy Resources, Ltd. 2,489,200 652,351
Golden Agri-Resources, Ltd. 17,223,000 3,385,258
GuocoLand, Ltd. 26,200 34,130
Ho Bee Land, Ltd. 17,000 26,600
#Hong Fok Corp., Ltd. 1,006,300 628,283
Hong Leong Asia, Ltd. 56,900 71,928
Hutchison Port Holdings Trust,
Class U 7,366,500 1,473,300
Indofood Agri Resources, Ltd. 7,300 1,913
Marco Polo Marine, Ltd. 574,300 25,675
Mewah International, Inc.,
Class B 300 61
NetLink NBN Trust 568,000 391,845
Olam Group, Ltd. 2,237,200 1,793,416
QAF, Ltd. 10,200 6,958
Sing Holdings, Ltd. 31,200 10,101
Singapore Land Group, Ltd. 5,200 10,702
Tiong Woon Corp. Holding,
Ltd. 2,800 1,694
UOB-Kay Hian Holdings, Ltd. 220,177 398,825
UOL Group, Ltd. 688,000 3,648,545
Wee Hur Holdings, Ltd. 2,345,400 1,166,056
TOTAL SINGAPORE 18,622,160
SPAIN — (2.4%)
Acciona SA 23,952 4,611,057
Acerinox SA 605,481 7,020,090
ΩAedas Homes SA 36,162 875,378
Almirall SA 130,991 1,586,207
Atresmedia Corp. de Medios
de Comunicacion SA 106,337 603,669
Banco de Sabadell SA 302,986 1,123,917
Bankinter SA 638,198 9,130,575
CIE Automotive SA 13,900 419,207
#Corp ACCIONA Energias
Renovables SA 127,211 3,433,216
Ebro Foods SA 159,454 3,128,088
Enagas SA 442,191 6,637,597
#*Ence Energia y Celulosa SA 346,972 1,096,065
Ercros SA 46,098 164,087
ΩGestamp Automocion SA 549,093 2,077,693
ΩGlobal Dominion Access SA 77,251 298,408
Grifols SA 995,402 14,947,379
Grupo Catalana Occidente SA 83,841 4,692,432
Laboratorio Reig Jofre SA 877 2,971
Mapfre SA 1,947,606 7,962,423
ΩNeinor Homes SA 6,890 134,691
*Solaria Energia y Medio
Ambiente SA 3,760 48,500
ΩUnicaja Banco SA 3,489,110 9,208,877
TOTAL SPAIN 79,202,527
SWEDEN — (2.8%)
ΩAcadeMedia AB 342,504 3,147,873
AFRY AB 367,727 5,715,710
ΩAlimak Group AB 67,323 1,157,483

Dimensional International Small Cap Value ETF
continued
Shares Value
SWEDEN — (Continued)
Alleima AB 717,656 $ 5,099,433
Alligo AB, Class B 3,267 35,148
ΩAmbea AB, Class B 352,862 4,450,636
Arise AB 1,673 5,880
Arjo AB, Class B 1,042,499 3,659,503
ΩAttendo AB 353,104 2,485,527
*Balco Group AB 27 67
#*Better Collective A/S 9,518 134,776
*BHG Group AB 94,901 226,756
*BICO Group AB 2,192 8,202
Billerud Aktiebolag 384,752 3,281,892
Ω*Boozt AB, Class A 14,715 131,548
Bulten AB 3,003 18,154
Byggmax Group AB 229,131 1,368,710
*Cint Group AB 636,464 466,924
Cloetta AB, B Shares 922,105 2,978,007
ΩDometic Group AB 477,017 2,428,144
Ω#*Dustin Group AB 1,508,259 247,724
Eastnine AB 3,090 14,975
*Electrolux AB, Class B 413,987 2,537,419
Elekta AB, Class B 596,419 2,952,823
*Eltel AB 11,124 11,512
*Embracer Group AB 22,173 230,777
*Enea AB 5,927 44,878
Fagerhult Group AB 149,511 582,124
G5 Entertainment AB 460 4,977
Granges AB 295,913 3,990,056
#*Hexatronic Group AB 688,242 1,473,122
Humana AB 43,685 166,955
*International Petroleum Corp. 352,513 5,916,272
Inwido AB 88,699 1,658,596
*ITAB Shop Concept AB 23,740 42,227
JM AB 341,324 4,917,125
Kabe Group AB, Class B 28 737
KNOW IT AB 83,353 999,232
Lindab International AB 9,195 194,079
Loomis AB 72,607 2,883,509
MEKO AB 127,891 1,123,000
*Modern Times Group MTG
AB, Class B 303,281 3,132,310
NCC AB, Class B 4,700 89,475
New Wave Group AB, Class B 33,360 401,969
*Nobia AB 423,595 196,785
*Norion Bank AB 136,529 877,105
Peab AB, Class B 508,843 3,842,469
*Pricer AB, Class B 9,942 4,609
Profilgruppen AB, Class B 2,959 46,993
Ratos AB, B Shares 819,487 2,916,963
Rejlers AB 453 9,227
#*Rottneros AB 87,347 26,849
Scandi Standard AB 8,033 78,027
*Sdiptech AB 21,380 431,990
*Sensys Gatso Group AB 4,348 18,600
Ω*Sinch AB 2,086,507 7,219,548
*Stillfront Group AB 259,743 135,330
Storskogen Group AB, Class B 5,065,827 5,922,364
*Tobii AB 41,696 15,483
VBG Group AB, Class B 32,058 925,628
Shares Value
SWEDEN — (Continued)
*Vestum AB 7,736 $ 7,649
Vitrolife AB 127,381 1,879,430
TOTAL SWEDEN 94,971,295
SWITZERLAND — (6.6%)
Adecco Group AG, Registered 447,919 14,197,937
Allreal Holding AG, Registered 49,200 11,148,082
*ams-OSRAM AG 164,412 2,198,774
Arbonia AG 151,614 1,036,214
Autoneum Holding AG 12,921 2,297,632
Avolta AG 336 17,635
Baloise Holding AG,
Registered 36,249 8,717,973
Banque Cantonale de Geneve,
Class BR 4,858 1,441,756
Banque Cantonale Vaudoise,
Registered 36,233 4,205,357
#Barry Callebaut AG,
Registered 2,592 3,180,750
Bell Food Group AG 6,906 2,194,136
Berner Kantonalbank AG,
Registered 11,884 3,717,180
Bucher Industries AG,
Registered 17,627 8,357,115
Cembra Money Bank AG 30,010 3,375,917
*Cicor Technologies, Ltd.,
Registered 31 7,711
#Clariant AG, Registered 721,018 7,458,348
COSMO Pharmaceuticals NV 14,441 1,040,328
EFG International AG 370,489 7,363,700
#*Feintool International
Holding AG, Registered 3,032 45,738
Flughafen Zurich AG,
Registered 11,676 3,307,038
Forbo Holding AG, Registered 3,090 2,949,018
Glarner Kantonalbank 234 6,138
Helvetia Holding AG,
Registered 23,347 5,643,761
Huber + Suhner AG,
Registered 1,308 175,571
Implenia AG, Registered 71,914 4,870,722
Investis Holding SA 4,341 670,889
Jungfraubahn Holding AG,
Registered 12,188 3,046,812
*Komax Holding AG, Class R 6,813 936,310
Landis+Gyr Group AG 86,205 7,101,921
Liechtensteinische
Landesbank AG, Class B 25,423 2,720,594
Luzerner Kantonalbank AG,
Registered 48,113 4,348,863
ΩMedmix AG 21,913 322,738
Meier Tobler Group AG 169 7,565
Metall Zug AG, Registered 10 12,315
Mikron Holding AG, Registered 2,541 57,263
Mobimo Holding AG,
Registered 21,924 8,598,971
Ω*Montana Aerospace AG 54,233 1,896,702
Naturenergie Holding AG,
Class B 164 6,665

Dimensional International Small Cap Value ETF
continued
Shares Value
SWITZERLAND — (Continued)
OC Oerlikon Corp. AG
Pfaffikon 1,018,319 $ 5,000,993
Orell Fuessli AG, Registered 117 15,128
#*Orior AG 558 8,424
Phoenix Mecano AG,
Registered 1,421 804,951
#Rieter Holding AG,
Registered 11,458 874,818
Schweiter Technologies AG,
Registered 2,226 1,037,548
SIG Group AG 241,073 3,918,679
Softwareone Holding AG 20,788 170,492
St. Galler Kantonalbank AG,
Registered 11,303 6,910,830
#Swatch Group AG (The),
Class BR 93,492 16,682,459
#Swatch Group AG (The),
Registered 68,165 2,499,789
Swiss Prime Site AG,
Registered 153,345 21,263,034
Tecan Group AG, Class R 7,453 1,486,837
TX Group AG 8,268 2,250,142
*u-blox Holding AG 4,989 624,201
Valiant Holding AG 68,304 10,783,293
Vaudoise Assurances Holding
SA 3,811 2,947,242
Vetropack Holding AG 36,832 1,365,240
Vontobel Holding AG, Class R 110,611 8,090,996
VP Bank AG, Class A 7,693 735,148
V-ZUG Holding AG 64 4,130
Walliser Kantonalbank,
Registered 1,086 168,507
Zehnder Group AG,
Registered 15,694 1,391,501
Zug Estates Holding AG, Class
B 23 60,612
Zuger Kantonalbank, Class BR 139 1,465,230
TOTAL SWITZERLAND 219,242,363
UNITED KINGDOM — (13.3%)
Ashmore Group PLC 1,125,376 2,603,231
Ω#*Aston Martin Lagonda
Global Holdings PLC 45,311 42,004
ATALAYA MINING COPPER
SA 247,801 1,501,904
*Auction Technology Group
PLC 302,167 1,969,368
Aviva PLC 720,216 6,181,776
ΩBakkavor Group PLC 370,546 1,152,348
Balfour Beatty PLC,
Registered 1,503,799 10,805,956
Barratt Redrow PLC,
Registered 1,016,600 5,032,820
Beazley PLC 270,938 3,207,184
Bellway PLC 577,411 19,026,459
Berkeley Group Holdings PLC,
Registered 225,048 10,870,301
Bodycote PLC 528,998 4,455,803
Breedon Group PLC 1,059,732 5,085,076
#C&C Group PLC 949,706 2,227,032
Shares Value
UNITED KINGDOM — (Continued)
Canal+ SA 47,423 $ 151,244
*Capita PLC 8,376 33,696
Card Factory PLC 1,072,138 1,455,699
Central Asia Metals PLC 440,087 852,615
#Chesnara PLC 875,011 3,051,179
*Close Brothers Group PLC 358,225 1,913,289
ΩCMC Markets PLC 9,639 29,019
Conduit Holdings, Ltd. 287,636 1,160,958
Costain Group PLC 83,909 181,663
Crest Nicholson Holdings PLC 1,295,935 3,133,252
*Currys PLC 4,436,462 6,628,332
DCC PLC 20,228 1,274,188
*DFS Furniture PLC 124,125 263,638
Diversified Energy Co. PLC 9,255 139,500
Drax Group PLC 1,078,969 10,102,038
Elementis PLC 2,851,952 6,566,970
EnQuest PLC 692,303 126,796
Essentra PLC 347,202 480,604
Firstgroup PLC 1,875,857 5,570,525
ΩForterra PLC 5,350 14,266
#*Frasers Group PLC 319,166 2,907,998
Fresnillo PLC 31,454 582,744
Future PLC 286,991 2,709,791
GB Group PLC 508,297 1,574,008
Genuit Group PLC 151,798 783,437
*Georgia Capital PLC 130,364 3,674,607
Grafton Group PLC, Class A 850,770 10,020,185
Grainger PLC 2,878,693 7,828,539
Greencore Group PLC 2,429,339 8,262,183
Gulf Keystone Petroleum, Ltd. 619,239 1,343,927
Halfords Group PLC 811,073 1,543,449
Harworth Group PLC 447,696 1,119,744
Henry Boot PLC 70,036 213,168
Hiscox, Ltd. 734,689 12,561,445
Hochschild Mining PLC 234,885 866,606
Hunting PLC, Class U 717,326 2,990,203
ΩIbstock PLC 1,587,995 3,156,404
Investec PLC 501,104 3,723,499
Ithaca Energy PLC 256,490 588,563
ITV PLC 5,228,224 5,694,133
#*John Wood Group PLC 3,413,545 832,991
Johnson Matthey PLC 480,056 11,231,758
Jupiter Fund Management
PLC 1,858,385 3,167,562
Just Group PLC, Registered 1,176,144 3,284,101
Keller Group PLC 256,601 4,523,099
Kier Group PLC 1,463,738 3,839,199
Kingfisher PLC 4,708,564 16,855,022
Lancashire Holdings, Ltd. 570,812 4,728,692
Lion Finance Group PLC 209,722 21,134,280
LSL Property Services PLC 17,383 68,321
Man Group PLC 98,730 215,448
Marks & Spencer Group PLC 113,625 523,271
Marshalls PLC 594,749 1,629,212
Mears Group PLC 45,004 232,268
*Mitchells & Butlers PLC 1,347,372 4,930,106
Mitie Group PLC 3,960 7,379
MJ Gleeson PLC 29,192 139,845

Dimensional International Small Cap Value ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
*Mobico Group PLC,
Registered 2,360,914 $ 1,134,748
Mondi PLC 804,798 10,943,148
Morgan Sindall Group PLC 343 20,834
Mountview Estates PLC 1,635 212,040
MP Evans Group PLC 90,509 1,593,004
OSB Group PLC 1,636,970 12,044,508
Pan African Resources PLC 22,034 15,512
Paragon Banking Group PLC,
Class A 272,806 3,269,008
Persimmon PLC 1,071,338 16,233,253
Pets at Home Group PLC 2,136,191 6,467,995
*Pinewood Technologies
Group PLC 44,770 286,159
Playtech PLC, Registered,
Class A 1,109,994 5,846,248
Premier Foods PLC 3,598,671 9,181,693
QinetiQ Group PLC 964,117 6,341,028
Rank Group PLC 303,342 628,634
Reach PLC 1,288,967 1,188,908
RHI Magnesita NV, Registered 21,697 687,668
RWS Holdings PLC 143,832 170,735
ΩSabre Insurance Group PLC 339,805 688,010
Schroders PLC 1,091,174 5,646,045
Senior PLC 1,546,651 4,134,445
Serco Group PLC 1,274,402 3,524,734
Serica Energy PLC 765,406 1,701,668
#*SIG PLC 1,150,259 216,151
ΩSpire Healthcare Group PLC 1,429,703 4,124,543
*Synthomer PLC 95,120 103,219
Taylor Wimpey PLC 9,088,795 12,298,246
TBC Bank Group PLC 268,944 17,261,446
TP ICAP Group PLC, Class A 4,520,700 18,336,217
Travis Perkins PLC 722,078 5,203,021
TT Electronics PLC 353,099 454,656
*Vanquis Banking Group PLC 5,836 7,607
Vesuvius PLC 1,124,728 5,304,675
Victrex PLC 14,166 128,789
Shares Value
UNITED KINGDOM — (Continued)
*Vistry Group PLC 1,011,229 $ 7,807,092
Ω*Watches of Switzerland
Group PLC 53,826 249,734
Whitbread PLC 217,269 8,778,052
WPP PLC 196,858 1,068,096
#WPP PLC, Sponsored ADR 21,623 585,551
Young & Co's Brewery PLC,
Class A 80,344 960,096
Young & Co's Brewery PLC,
Class NV 13,058 107,138
Zigup PLC, Class B 942,857 4,179,884
TOTAL UNITED KINGDOM 445,912,158
UNITED STATES — (0.3%)
International Paper Co. 209,844 10,469,151
TOTAL UNITED STATES 10,469,151
TOTAL COMMON STOCKS 3,218,756,269
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
#Draegerwerk AG & Co. KGaA
2.890% 30,906 2,486,742
Einhell Germany AG, Class P
2.020% 18 1,533
Jungheinrich AG 2.380% 66,852 2,575,498
Porsche Automobil Holding
SE, NVS 5.410% 104,186 4,212,944
Sixt SE, Class A 4.430% 34,642 2,434,468
STO SE & Co. KGaA 0.250% 2,255 322,618
TOTAL GERMANY 12,033,803
TOTAL PREFERRED
STOCKS 12,033,803
TOTAL INVESTMENT SECURITIES — (96.6%)
(Cost $2,750,063,731) 3,230,790,072
SECURITIES LENDING COLLATERAL — (3.4%)
@§The DFA Short Term
Investment Fund 9,687,680 112,057,397
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,862,121,128) $ 3,342,847,469
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $114,167,322 which represented 3.5% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund

Dimensional International Small Cap Value ETF
continued
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 209,071,507 $ — $ 123 $ 209,071,630
Austria .............................. 41,831,546 — — 41,831,546
Belgium ............................. 50,801,950 — — 50,801,950
Canada ............................. 369,169,651 — 5,559 369,175,210
Denmark ............................ 84,098,101 — — 84,098,101
Finland .............................. 78,894,464 — — 78,894,464
France .............................. 180,749,553 — — 180,749,553
Germany ............................ 182,793,082 — — 182,793,082
Hong Kong ........................... 57,614,874 — — 57,614,874
Ireland .............................. 10,253,157 — — 10,253,157
Israel ............................... 20,227,880 — — 20,227,880
Italy ................................ 150,306,556 — — 150,306,556
Japan ............................... 769,136,512 — — 769,136,512
Netherlands .......................... 104,104,405 — — 104,104,405
New Zealand ......................... 4,510,300 — — 4,510,300
Norway .............................. 25,229,643 — — 25,229,643
Portugal ............................. 11,537,752 — — 11,537,752
Singapore ............................ 18,622,160 — — 18,622,160
Spain ............................... 79,202,527 — — 79,202,527
Sweden ............................. 94,971,295 — — 94,971,295
Switzerland ........................... 219,242,363 — — 219,242,363
United Kingdom ....................... 445,079,167 832,991 — 445,912,158
United States ......................... 10,469,151 — — 10,469,151
Preferred Stocks
Germany ............................ 12,033,803 — — 12,033,803
Securities Lending Collateral ............... — 112,057,397 — 112,057,397
Total Investments ........................ $3,229,951,399 $112,890,388 $5,682> $3,342,847,469
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional International Small Cap ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (95.8%)
AUSTRALIA — (5.6%)
#*29Metals, Ltd. 476,847 $ 87,500
Accent Group, Ltd. 745,161 714,859
Acrow, Ltd. 210,563 145,061
Adairs, Ltd., Class B 196,690 259,609
*AIC Mines, Ltd. 66,779 13,114
*Ainsworth Game Technology,
Ltd. 528 338
#*Alkane Resources, Ltd. 711,820 327,688
*Alliance Aviation Services,
Ltd., Registered 46,144 76,651
*AMA Group, Ltd. 2,108,384 124,888
Amotiv, Ltd. 162,678 923,807
AMP, Ltd. 3,503,966 3,609,638
*Amplitude Energy, Ltd. 3,305,138 542,642
Ansell, Ltd. 199,048 3,838,296
#*Appen, Ltd. 292,961 169,760
#*Arafura Rare Earths, Ltd. 29,126 3,282
ARB Corp., Ltd. 76,442 1,655,663
#ARN Media, Ltd. 69,265 20,960
AUB Group, Ltd. 144,350 3,153,439
#*Audinate Group, Ltd. 13,983 55,368
#*Aurelia Metals, Ltd. 1,518,716 171,119
Aurizon Holdings, Ltd. 248,117 517,589
*Ausgold, Ltd. 64,178 22,520
Aussie Broadband, Ltd. 327,393 950,670
*Austal, Ltd. 477,715 2,017,700
Austin Engineering, Ltd. 80,901 18,491
#*Australian Agricultural Co.,
Ltd. 219,882 195,368
Australian Clinical Labs, Ltd. 255,596 454,200
Australian Ethical Investment,
Ltd. 108,013 545,225
#*Australian Vanadium, Ltd. 93,933 605
Autosports Group, Ltd. 14,765 23,956
AVJennings, Ltd. 24,497 10,331
*Baby Bunting Group, Ltd. 10,872 12,600
Bank of Queensland, Ltd. 855,419 4,191,287
Bapcor, Ltd. 543,486 1,350,702
*BCI Minerals, Ltd. 51,057 11,341
Beach Energy, Ltd. 1,795,563 1,352,603
Beacon Lighting Group, Ltd. 1,205 2,816
*Beacon Minerals, Ltd. 273 225
Bega Cheese, Ltd., Class B 460,009 1,543,078
Bell Financial Group, Ltd. 832 675
*Bellevue Gold, Ltd. 1,530,518 798,192
Bisalloy Steel Group, Ltd. 21,270 54,642
#*Black Cat Syndicate, Ltd. 419,659 217,508
Bravura Solutions, Ltd. 527,909 730,771
#Breville Group, Ltd. 125,048 2,646,429
#Brickworks, Ltd. 97,301 2,056,705
Capral, Ltd. 9,442 67,966
*Capricorn Metals, Ltd. 516,697 2,984,092
#*Catalyst Metals, Ltd. 71,446 234,602
Shares Value
AUSTRALIA — (Continued)
#*Catapult Group International,
Ltd. 40,787 $ 174,108
Cedar Woods Properties, Ltd. 86,421 412,864
*Chalice Mining, Ltd. 4,225 4,352
Challenger, Ltd. 260,955 1,382,768
Champion Iron, Ltd. 154,319 414,323
Civmec Australia, Ltd.,
Registered 30,100 22,273
#ClearView Wealth, Ltd. 84,220 24,130
#Clinuvel Pharmaceuticals,
Ltd. 45,577 380,601
#*Coast Entertainment
Holdings, Ltd. 609,315 147,115
Cobram Estate Olives, Ltd. 6,657 11,101
Codan, Ltd. 142,620 1,923,748
Collins Foods, Ltd., Class B 194,737 1,163,537
ΩCoronado Global Resources,
Inc. 197,696 24,821
#Corporate Travel
Management, Ltd. 171,194 1,729,399
Dalrymple Bay Infrastructure,
Ltd. 321,269 926,682
Data#3, Ltd. 233,272 1,132,447
#*Develop Global, Ltd. 160,036 444,098
#Dicker Data, Ltd. 135,292 759,578
Domain Holdings Australia,
Ltd. 131,856 374,388
#Domino's Pizza Enterprises,
Ltd., Class B 52,652 619,352
Downer EDI, Ltd. 934,875 4,159,254
Duratec, Ltd. 45,291 42,574
Dyno Nobel, Ltd. 2,346,733 4,442,166
#Eagers Automotive, Ltd. 207,324 2,618,981
Elders, Ltd. 489,443 2,284,672
*Emeco Holdings, Ltd. 406,474 232,920
*Emerald Resources NL 714,932 1,588,063
#*EML Payments, Ltd.,
Registered 582,446 421,883
*Energy World Corp., Ltd. 3,072 95
EQT Holdings, Ltd. 27,174 569,843
Eureka Group Holdings, Ltd. 27,651 9,970
EVT, Ltd. 89,280 977,208
*Fenix Resources, Ltd. 385,663 74,493
Finbar Group, Ltd. 224 95
*Findi, Ltd. 4,093 9,777
*FleetPartners Group, Ltd. 243,852 430,190
Fleetwood, Ltd. 58,027 98,632
Flight Centre Travel Group,
Ltd. 283,790 2,181,651
G8 Education, Ltd. 1,091,425 632,441
*Genesis Minerals, Ltd. 1,728,957 4,107,659
*GenusPlus Group, Ltd. 19,923 57,852
Gold Road Resources, Ltd. 109,674 221,726
GR Engineering Services, Ltd. 117,461 280,577
GrainCorp, Ltd., Class A 292,287 1,426,470

Dimensional International Small Cap ETF
continued
Shares Value
AUSTRALIA — (Continued)
Grange Resources, Ltd. 370,360 $ 46,499
GWA Group, Ltd., Class B 228,894 372,854
Hansen Technologies, Ltd. 276,627 1,070,417
Harvey Norman Holdings, Ltd. 14,300 53,401
Healius, Ltd. 878,613 435,584
Helia Group, Ltd. 506,136 1,648,927
Helloworld Travel, Ltd.,
Registered 86,158 93,194
*Horizon Minerals, Ltd. 684,680 19,396
*Horizon Minerals, Ltd. Npv
CHESS DvP of Placement 119,021 3,372
Horizon Oil, Ltd. 480,925 63,477
HUB24, Ltd., Registered 5,950 408,565
#IDP Education, Ltd. 13,944 31,961
#IGO, Ltd. 854,257 2,436,554
Iluka Resources, Ltd. 463,720 1,537,612
Imdex, Ltd. 692,271 1,354,982
*Immutep, Ltd. 1,381,449 240,150
#Infomedia, Ltd. 395,066 330,671
Inghams Group, Ltd. 653,453 1,455,708
*Insignia Financial, Ltd. 758,628 2,193,103
#Integral Diagnostics, Ltd. 596,722 1,025,810
#IPD Group, Ltd. 13,459 30,589
IPH, Ltd. 437,529 1,478,938
IRESS, Ltd. 327,888 1,676,215
IVE Group, Ltd. 135,989 258,291
#Johns Lyng Group, Ltd. 94,794 238,029
*Judo Capital Holdings, Ltd.,
Registered 1,012,398 987,524
Jupiter Mines, Ltd. 1,481,245 200,276
#Karoon Energy, Ltd. 1,002,437 1,203,704
*Kelly Partners Group
Holdings, Ltd. 5,219 37,164
#Kelsian Group, Ltd. 139,159 335,094
#Kogan.com, Ltd. 105,776 263,561
Lendlease Corp., Ltd. 986,245 3,346,411
#Lifestyle Communities, Ltd. 187,305 535,447
Lindsay Australia, Ltd. 60,604 28,680
Lovisa Holdings, Ltd. 76,146 1,673,765
Lycopodium, Ltd. 7,184 52,776
#Maas Group Holdings, Ltd. 204,848 543,391
#*Mach7 Technologies, Ltd. 824 202
Macmahon Holdings, Ltd. 1,049,153 202,649
*Macquarie Technology
Group, Ltd. 7,084 317,949
#Mader Group, Ltd. 10,758 51,048
Magellan Financial Group, Ltd. 365,616 2,516,441
Maxiparts, Ltd. 198 294
*Mayne Pharma Group, Ltd. 101,860 324,633
McMillan Shakespeare, Ltd. 82,247 944,710
*Megaport, Ltd. 215,704 2,091,544
#*Mesoblast, Ltd., Registered 1,115,941 1,710,023
*Metals X, Ltd. 625,382 233,538
Metcash, Ltd. 1,608,172 4,038,136
*Metro Mining, Ltd. 2,276,464 104,065
*Michael Hill International, Ltd.,
Class B 996 263
*Mineral Resources, Ltd. 2,888 53,161
Monadelphous Group, Ltd. 160,582 2,015,081
Shares Value
AUSTRALIA — (Continued)
#Monash IVF Group, Ltd. 183,768 $ 94,655
*Mount Gibson Iron, Ltd. 561,236 140,927
Myer Holdings, Ltd. 1,433,503 558,390
MyState, Ltd. 122,365 339,561
*Nanosonics, Ltd. 121,210 316,066
*Neuren Pharmaceuticals, Ltd. 78,533 874,241
#New Hope Corp., Ltd., Class
B 872,884 2,349,182
nib holdings, Ltd., Class B 543,503 2,593,009
Nick Scali, Ltd. 151,387 1,874,354
Nickel Industries, Ltd. 1,535,836 731,746
Nine Entertainment Co.
Holdings, Ltd. 1,761,977 1,928,559
NRW Holdings, Ltd. 776,268 1,619,349
*Nufarm, Ltd. 505,031 842,174
*Nuix, Ltd. 182,873 279,050
Objective Corp., Ltd. 20,811 255,253
*OFX Group, Ltd. 119,108 63,651
#*Omni Bridgeway, Ltd. 146,191 134,128
oOh!media, Ltd. 671,657 778,402
*Ora Banda Mining, Ltd. 1,932,833 808,894
Orora, Ltd. 1,550,152 2,075,972
#*Pantoro Gold Ltd 361,047 850,802
#*Paragon Care, Ltd. 179,415 46,206
Peet, Ltd. 42,749 46,653
#*PeopleIN, Ltd. 771 347
Perenti, Ltd. 1,231,832 1,391,914
Perpetual, Ltd. 53,752 727,463
Perseus Mining, Ltd. 1,426,920 3,004,216
*PEXA Group, Ltd. 181,468 1,855,386
#Platinum Asset Management,
Ltd., Class B 351,062 150,311
#*PolyNovo, Ltd. 8,262 6,862
*<PPK Mining Equipment
Group 160 –
Praemium, Ltd. 523,917 237,813
Premier Investments, Ltd. 99,026 1,350,389
#Propel Funeral Partners, Ltd. 41,170 123,259
#PWR Holdings, Ltd. 119,353 601,698
*Qoria, Ltd. 429,339 165,858
Ramelius Resources, Ltd. 1,641,201 2,662,846
#*ReadyTech Holdings, Ltd. 296 433
Regis Healthcare, Ltd. 199,217 1,073,583
*Regis Resources, Ltd. 1,079,340 2,842,270
Reliance Worldwide Corp., Ltd. 1,172,738 3,254,334
*Resolute Mining, Ltd. 2,723,144 1,087,041
#*Retail Food Group, Ltd. 23,125 29,480
#Ridley Corp., Ltd., Registered 318,525 596,788
*RPMGlobal Holdings, Ltd. 221,041 479,608
*Sandfire Resources, Ltd. 415,938 2,849,404
#*Select Harvests, Ltd. 154,656 342,538
Servcorp, Ltd. 17,015 64,744
Service Stream, Ltd. 949,993 1,214,129
#*Seven West Media, Ltd. 214,245 19,312
Shaver Shop Group, Ltd. 30,493 29,057
#Sigma Healthcare, Ltd. 298,746 555,883
#*Silex Systems, Ltd. 1,551 4,244
Sims, Ltd. 162,731 1,596,758

Dimensional International Small Cap ETF
continued
Shares Value
AUSTRALIA — (Continued)
SmartGroup Corp., Ltd. 166,655 $ 849,821
Southern Cross Electrical
Engineering, Ltd. 281,560 321,776
#*Southern Cross Media
Group, Ltd. 159,675 61,170
#SRG Global, Ltd. 587,418 629,717
Stanmore Resources, Ltd. 134,106 183,913
*Star Entertainment Grp, Ltd.
(The) 500,171 35,424
#*Strike Energy, Ltd. 895,775 66,325
Super Retail Group, Ltd. 169,184 1,668,791
*Superloop, Ltd. 756,220 1,631,086
Supply Network, Ltd. 14,424 346,122
#*Syrah Resources, Ltd. 326,152 79,797
Tabcorp Holdings, Ltd., Class
S 3,547,341 1,770,062
#*Talga Group, Ltd. 65,575 18,366
*Temple & Webster Group,
Ltd. 21,834 343,994
*<Ten Sixty Four, Ltd. 1,136 80
Tribune Resources, Ltd. 40 117
*Tuas, Ltd. 125,231 432,982
#*Tyro Payments, Ltd. 875,144 538,105
*Vault Minerals, Ltd., Class B 2,912,397 684,427
Ventia Services Group Pty,
Ltd. 999,165 3,351,651
ΩViva Energy Group, Ltd. 927,127 1,253,552
#*Vulcan Energy Resources,
Ltd. 30,934 72,497
#Vulcan Steel, Ltd. 27,623 107,244
*Vysarn, Ltd. 242,685 79,689
#*WEB Travel Group, Ltd. 350,833 1,011,957
#*Webjet Group, Ltd. 346,313 199,561
*West African Resources, Ltd. 1,316,514 1,991,944
Westgold Resources, Ltd. 727,552 1,199,189
*Westgold Resources, Ltd. 206,334 338,778
#Whitehaven Coal, Ltd. 1,158,154 4,802,153
*<Wiluna Mining Corp., Ltd. 736 18
#*Xanadu Mines, Ltd., Class B 118,297 6,093
XRF Scientific, Ltd. 45,957 57,403
TOTAL AUSTRALIA 192,216,273
AUSTRIA — (1.2%)
*Addiko Bank AG, Class B 56 1,404
Agrana Beteiligungs AG 15,494 207,483
#ANDRITZ AG 73,661 5,163,883
ΩBAWAG Group AG 96,220 12,202,191
CA Immobilien Anlagen AG 40,585 1,087,890
DO & CO AG 9,855 2,235,594
*Eurotelesites AG 11,343 66,730
EVN AG 27,443 744,411
*FACC AG 4,271 35,098
*Kapsch TrafficCom AG,
Registered 24 194
#*Lenzing AG 21,608 608,390
Mayr Melnhof Karton AG 3,558 305,014
Oesterreichische Post AG 31,927 1,120,009
Palfinger AG 13,577 567,968
Porr AG 35,987 1,223,305
Shares Value
AUSTRIA — (Continued)
Raiffeisen Bank International
AG, Class V 20,813 $ 606,016
SBO AG 11,172 371,458
Semperit AG Holding 2,141 32,297
Strabag SE, Class BR 21,399 2,018,150
Telekom Austria AG 81,576 868,317
UNIQA Insurance Group AG 126,542 1,833,585
Vienna Insurance Group AG
Wiener Versicherung Gruppe 35,026 1,858,117
voestalpine AG, Registered,
Class R 146,853 4,070,893
Wienerberger AG 129,315 4,369,160
Zumtobel Group AG 12,417 64,664
TOTAL AUSTRIA 41,662,221
BELGIUM — (1.4%)
Ackermans & van Haaren NV 28,372 6,994,688
Ageas SA/NV, Class B 62,396 4,267,046
Azelis Group NV 185,835 2,909,687
Barco NV 76,542 1,201,075
Bekaert SA 52,731 2,187,796
#*bpost SA 79,726 201,206
Cie d'Entreprises CFE 1,551 17,397
#CMB Tech NV, ADR 25,562 225,201
Colruyt Group N.V, Registered 39,191 1,681,197
Deceuninck NV 98,713 245,735
Deme Group NV 6,158 928,940
D'ieteren Group 21,466 4,270,056
Econocom Group SA/NV 67,181 141,788
#Elia Group SA/NV 23,279 2,696,358
EVS Broadcast Equipment SA 15,897 691,403
Fagron 62,951 1,567,092
#Ion Beam Applications 10,271 142,713
Jensen-Group NV 435 28,877
Kinepolis Group NV 18,729 780,277
Lotus Bakeries NV 280 2,384,315
Melexis NV 17,128 1,323,254
*Nyxoah SA 462 3,447
#*Ontex Group NV 73,896 576,817
*Onward Medical NV 19,483 94,103
*Orange Belgium SA,
Registered 1,144 23,568
Proximus SADP 180,261 1,506,112
#Recticel SA 44,973 551,797
Sipef NV 852 60,655
Solvay SA, Class A 133,358 4,209,650
Syensqo SA 30,333 2,428,834
Tessenderlo Group SA 16,710 500,128
Umicore SA 60,641 968,218
#Van de Velde NV 1,848 70,857
VGP NV 14,990 1,588,712
Viohalco SA 10,658 74,899
What's Cooking BV 4 485
TOTAL BELGIUM 47,544,383
CANADA — (11.3%)
*5N Plus, Inc. 134,592 1,204,226
Acadian Timber Corp. 52 676
*ACT Energy Technologies,
Ltd. 19,500 69,252

Dimensional International Small Cap ETF
continued
Shares Value
CANADA — (Continued)
ADENTRA, Inc. 14,120 $ 300,365
ADF Group, Inc. 40,669 261,213
*Advantage Energy, Ltd. 243,747 1,948,142
Aecon Group, Inc. 116,929 1,585,779
Ag Growth International, Inc. 11,843 358,404
AGF Management, Ltd., Class
B 73,204 650,208
*Air Canada 163,813 2,286,782
Algoma Central Corp. 88 1,007
Algoma Steel Group, Inc. 20,270 108,445
Algoma Steel Group, Inc. 8,953 47,920
Algonquin Power & Utilities
Corp. 753,764 4,447,208
#Algonquin Power & Utilities
Corp. 331,110 1,956,652
*Allied Gold Corp. 32,815 421,536
AltaGas, Ltd. 23,915 707,651
Altius Minerals Corp. 40,209 846,031
Altus Group, Ltd. 65,133 2,725,829
*Americas Gold & Silver Corp. 920 819
Amerigo Resources, Ltd. 11,948 18,580
Andlauer Healthcare Group,
Inc., Class A 22,557 864,722
Andrew Peller, Ltd., Class A 10,272 40,121
*Aritzia, Inc., Class B 125,531 6,752,552
AtCo., Ltd., Class I 117,402 4,261,135
*Athabasca Oil Corp. 922,471 3,909,935
*ATS Corp. 125,649 3,821,591
#*ATS Corp. 3,892 118,122
Aura Minerals, Inc. 29,564 720,416
B2Gold Corp. 324,942 1,095,244
B2Gold Corp. 1,503,993 5,068,456
Badger Infrastructure
Solutions, Ltd. 51,235 1,937,780
#*Bausch Health Cos., Inc. 4,388 25,930
#*Bausch Health Cos., Inc.,
ADR 319,863 1,883,993
Baytex Energy Corp. 91,555 194,692
Birchcliff Energy, Ltd. 437,404 2,135,530
Bird Construction, Inc. 105,293 2,197,174
#*Bitfarms, Ltd. 234,821 295,874
Black Diamond Group, Ltd. 60,312 516,505
#*BlackBerry, Ltd. 137,284 506,578
BMTC Group, Inc. 22 217
*Bombardier, Inc., Class A 826 96,398
*Bombardier, Inc., Class B 15,050 1,758,800
Boralex, Inc., Class A 120,111 2,724,445
Boyd Group Services, Inc. 28,676 3,983,383
*Bragg Gaming Group, Inc. 300 1,196
*Bragg Gaming Group, Inc. 14,894 59,278
Brookfield Infrastructure Corp. 86,274 3,368,137
Brookfield Infrastructure Corp. 6,000 234,740
BRP, Inc. 9,115 460,399
*Calfrac Well Services, Ltd. 20,510 58,746
Calian Group, Ltd., Registered 15,474 565,214
Canaccord Genuity Group,
Inc., Class A 87,777 683,144
*Canada Goose Holdings, Inc. 18,398 201,605
Shares Value
CANADA — (Continued)
#*Canada Goose Holdings,
Inc., Class A, ADR 20,305 $ 222,340
Canadian Tire Corp., Ltd.,
Class A 71,787 9,635,985
Canadian Utilities, Ltd., Class
A 35,083 978,990
*Canfor Corp. 128,765 1,264,785
Capital Power Corp. 225,713 9,482,052
#*Capstone Copper Corp. 809,230 4,547,913
Cardinal Energy, Ltd. 215,940 1,123,004
Cascades, Inc. 111,134 725,862
Centerra Gold, Inc. 381,829 2,604,352
CES Energy Solutions Corp. 323,046 1,694,032
CI Financial Corp., Registered 114,485 2,644,032
*Cineplex, Inc. 22,314 179,474
*Cipher Pharmaceuticals, Inc. 12,247 106,742
Cogeco Communications, Inc. 23,475 1,059,351
Cogeco, Inc. 4,011 169,805
Colliers International Group,
Inc. 13,209 1,990,728
Colliers International Group,
Inc., Class B 3,100 468,515
Computer Modelling Group,
Ltd. 73,321 419,492
Corby Spirit and Wine, Ltd. 9,400 99,606
#*Cronos Group, Inc. 16,900 33,493
#*Cronos Group, Inc. 277,959 550,359
*Culico Metals, Inc. 24,524 3,459
Definity Financial Corp. 116,802 6,306,658
dentalcorp Holdings, Ltd. 44,364 258,954
Dexterra Group, Inc. 8,907 61,525
*Docebo, Inc. 7,108 215,983
Doman Building Materials
Group, Ltd. 66,943 413,991
Dominion Lending Centres,
Inc. 5,695 36,208
DREAM Unlimited Corp. 35,565 537,121
Dundee Precious Metals, Inc. 216,277 3,504,108
Dye & Durham, Ltd. 32,342 261,768
Dynacor Group, Inc. 49,111 168,730
E-L Financial Corp., Ltd. 17,800 189,130
*Eldorado Gold Corp. 329,862 6,762,171
*Eldorado Gold Corp., Class B 5,275 108,320
Endeavour Mining PLC 213,436 6,422,146
#*Endeavour Silver Corp. 585,179 2,966,858
#*Endeavour Silver Corp. 29,045 147,478
Enerflex, Ltd. 42,400 338,352
Enerflex, Ltd. 97,623 780,250
#*Energy Fuels, Inc. 219,445 1,994,755
Enghouse Systems, Ltd. 78,549 1,303,895
*Ensign Energy Services, Inc. 61,164 99,982
#EQB, Inc. 50,476 3,760,463
*Equinox Gold Corp. 650,842 3,970,136
*Equinox Gold Corp. 44,503 271,676
#*ERO Copper Corp. 19,564 265,325
*ERO Copper Corp. 35,063 474,052
Evertz Technologies, Ltd.,
Class B 29,756 259,347
Exchange Income Corp. 41,167 1,952,719

Dimensional International Small Cap ETF
continued
Shares Value
CANADA — (Continued)
Exco Technologies, Ltd. 16,389 $ 80,016
Extendicare, Inc. 129,846 1,158,006
Fiera Capital Corp. 51,703 244,949
Finning International, Inc. 225,047 9,828,460
*Firan Technology Group
Corp. 20,874 173,025
First Majestic Silver Corp. 52,934 420,825
First Majestic Silver Corp. 11,552 92,078
FirstService Corp., Class WI 3,100 612,399
FirstService Corp., Class WI,
ADR 10,150 2,001,783
*Foraco International SA,
Registered 5,763 6,669
*Fortuna Mining Corp. 110,120 712,070
*Fortuna Mining Corp., ADR 436,265 2,813,909
*Galiano Gold, Inc. 2,400 3,194
Gamehost, Inc. 300 2,673
*GDI Integrated Facility
Services, Inc. 10,750 251,148
Gibson Energy, Inc. 270,786 4,892,578
#Gildan Activewear, Inc. 17,400 880,855
Gildan Activewear, Inc., ADR 40,958 2,068,789
#*Global Atomic Corp. 8,933 4,200
*GoGold Resources, Inc. 635,686 928,781
*Gran Tierra Energy, Inc. 28,928 129,936
*Haivision Systems, Inc. 39,404 141,935
Hammond Manufacturing Co.,
Ltd., Class A 2,811 20,962
Hammond Power Solutions,
Inc. 9,340 837,293
Headwater Exploration, Inc. 331,396 1,737,818
High Liner Foods, Inc. 17,753 217,522
*HLS Therapeutics, Inc. 4,000 14,553
Hudbay Minerals, Inc., Class A 29,952 278,603
Hudbay Minerals, Inc., Class A 642,720 5,958,014
#*Hut 8 Corp., Class U 25,463 540,579
*IAMGOLD Corp. 40,118 271,603
*IAMGOLD Corp. 871,775 5,893,199
*Illumin Holdings, Inc. 41,646 65,968
Information Services Corp. 6,478 149,937
*Interfor Corp. 79,549 716,922
ΩJamieson Wellness, Inc. 63,194 1,537,627
*Journey Energy, Inc. 906 1,586
*K92 Mining, Inc., Class B 381,707 3,972,922
K-Bro Linen, Inc. 8,527 211,240
*Kelt Exploration, Ltd. 247,971 1,320,073
Keyera Corp. 67,007 2,108,281
*Knight Therapeutics, Inc. 93,816 413,250
*Kolibri Global Energy, Inc.,
Class R 18,584 114,121
KP Tissue, Inc. 7,511 48,786
Lassonde Industries, Inc.,
Class A 3,451 536,040
Laurentian Bank of Canada 111,972 2,495,286
Leon's Furniture, Ltd. 27,121 534,554
#*Lightspeed Commerce, Inc. 102,021 1,269,141
*Lightspeed Commerce, Inc. 16,500 206,108
#Linamar Corp. 50,162 2,430,909
Lundin Gold, Inc. 112,926 5,238,107
Shares Value
CANADA — (Continued)
Lundin Mining Corp.,
Registered 54,205 $ 554,773
MAG Silver Corp. 8,627 176,340
Magellan Aerospace Corp. 5,884 72,691
Mainstreet Equity Corp. 5,682 760,313
*Major Drilling Group
International, Inc. 108,825 691,889
*Mandalay Resources Corp. 67,187 235,207
Maple Leaf Foods, Inc. 113,871 2,408,295
Martinrea International, Inc. 101,940 613,461
*Mattr Corp. 73,518 653,529
*MDA Space, Ltd. 136,502 3,830,804
Medical Facilities Corp., Class
B 20,285 214,801
MEG Energy Corp. 395,625 7,814,921
Melcor Developments, Ltd. 585 6,064
Meren Energy, Inc. 181,979 234,294
Methanex Corp. 661 22,146
Methanex Corp., ADR 107,062 3,580,153
Morguard Corp. 3,540 302,675
MTY Food Group, Inc., Class
R 38,184 1,066,351
Mullen Group, Ltd. 169,613 1,615,713
#National Bank of Canada 8,878 925,526
#Neo Performance Materials,
Inc., Registered 34,737 389,694
*New Gold, Inc. 153,783 645,142
*New Gold, Inc. 1,102,661 4,620,150
*NFI Group, Inc. 27,594 381,213
North American Construction
Group, Ltd. 17,234 259,027
North West Co., Inc. (The) 76,872 2,644,412
Northland Power, Inc. 353,694 5,791,929
*NuVista Energy, Ltd. 321,894 3,408,577
#*Obsidian Energy, Ltd. 41,451 253,680
OceanaGold Corp. 311,162 4,242,453
Open Text Corp. 28,250 833,268
Open Text Corp., ADR 149,071 4,387,160
OR Royalties, Inc. 11,843 328,170
OR Royalties, Inc. 1,200 33,312
*Orezone Gold Corp. 232,460 181,590
#*Organigram Global, Inc. 73,840 98,946
#*Orla Mining, Ltd. 205,556 1,917,958
*Orla Mining, Ltd. 103,007 960,025
Paramount Resources, Ltd.,
Class A 75,930 1,170,351
#Parex Resources, Inc. 88,770 1,055,570
Parkland Corp. 185,521 5,248,075
Pason Systems, Inc. 140,665 1,189,377
Pet Valu Holdings, Ltd. 77,155 1,871,185
Peyto Exploration &
Development Corp. 297,607 4,184,644
PHX Energy Services Corp. 22,154 133,320
Pizza Pizza Royalty Corp. 33,998 391,731
Polaris Renewable Energy,
Inc. 30,464 274,111
Pollard Banknote, Ltd. 4,127 66,418
*Precision Drilling Corp. 5,440 307,029
*Precision Drilling Corp. 4,012 225,956

Dimensional International Small Cap ETF
continued
Shares Value
CANADA — (Continued)
Premium Brands Holdings
Corp. 62,922 $ 3,997,735
*Profound Medical Corp. 908 5,116
Pulse Seismic, Inc. 276 781
*Quarterhill, Inc., Class B 129,990 125,049
Quebecor, Inc., Class B 207,552 5,851,779
*Real Matters, Inc. 18,287 67,325
Richelieu Hardware, Ltd. 62,629 1,570,538
Rogers Sugar, Inc. 151,237 616,959
*Roots Corp. 120 279
Russel Metals, Inc. 103,731 3,329,776
Sandstorm Gold, Ltd. 64,539 605,454
Sandstorm Gold, Ltd., ADR 349,462 3,270,964
*Sangoma Technologies Corp. 15,514 88,087
Saputo, Inc. 94,657 1,989,608
Savaria Corp. 77,771 1,118,287
Secure Waste Infrastructure
Corp., Class B 254,344 2,785,265
Sienna Senior Living, Inc. 154,700 2,002,915
*Source Energy Services, Ltd. 9,100 90,832
South Bow Corp., ADR 104,783 2,751,602
*Spartan Delta Corp. 19,506 66,029
ΩSpin Master Corp. 52,869 871,877
Sprott, Inc. 3,035 204,814
Sprott, Inc. 16,168 1,089,076
*SSR Mining, Inc., Registered 430,095 5,148,510
Stella-Jones, Inc. 87,093 4,975,933
Ω*STEP Energy Services, Ltd. 140 446
#StorageVault Canada, Inc.,
Class B 219,185 735,611
Strathcona Resources, Ltd.,
Class R 12,231 300,965
*SunOpta, Inc. 41,918 244,382
Superior Plus Corp. 240,767 1,205,098
Supremex, Inc. 271 812
Surge Energy, Inc. 68,991 367,273
Sylogist, Ltd. 19,260 128,860
Taiga Building Products, Ltd. 188 428
Tamarack Valley Energy, Ltd. 920,241 3,620,926
*Taseko Mines, Ltd. 124,893 383,925
#*Taseko Mines, Ltd. 403,202 1,237,830
*Telesat Corp. 3,530 84,819
TELUS Corp. 2,206 35,614
*TELUS International CDA,
Inc. 21,735 82,221
TerraVest Industries, Inc. 14,174 1,750,233
TFI International, Inc. 612 53,348
#*Tidewater Midstream and
Infrastructure, Ltd. 1,356 221
#*Tilray Brands, Inc. 215,692 123,248
*Torex Gold Resources, Inc.,
Class A 131,580 3,714,562
Toromont Industries, Ltd. 29,343 2,981,735
Total Energy Services, Inc. 29,792 250,826
*Touchstone Exploration, Inc. 4,232 750
#TransAlta Corp., Class A 372,951 4,494,059
TransAlta Corp., Class A 7,392 89,128
*Transat AT, Inc. 17,900 32,368
Transcontinental, Inc., Class A 131,015 1,826,089
Shares Value
CANADA — (Continued)
*<Trevali Mining Corp. 404 $ –
Trican Well Service, Ltd. 379,778 1,563,008
Triple Flag Precious Metals
Corp. 10,594 242,293
Triple Flag Precious Metals
Corp. 43,483 992,282
*Trisura Group, Ltd., Class B 51,613 1,578,759
*Valeura Energy, Inc. 88,628 598,097
Vecima Networks, Inc. 1,891 14,362
Vermilion Energy, Inc. 239,077 1,965,213
VersaBank 1,000 11,891
VersaBank 7,772 91,865
#*<Victoria Gold Corp. 14,800 1,927
*Viemed Healthcare, Inc. 5,448 33,178
*Vitalhub Corp. 3,834 38,158
Wajax Corp. 9,845 168,053
*Wall Financial Corp. 10 115
*Well Health Technologies
Corp. 358,440 1,184,819
*Wesdome Gold Mines, Ltd. 227,555 2,715,748
West Fraser Timber Co., Ltd. 19,884 1,381,546
#West Fraser Timber Co., Ltd. 26,023 1,803,654
*Western Forest Products, Inc. 5,073 48,875
#Westshore Terminals
Investment Corp. 53,769 1,097,120
Whitecap Resources, Inc. 659,564 4,973,113
Whitecap Resources, Inc. 964,611 7,297,986
Winpak, Ltd., Class A 33,654 996,561
*Xtract One Technologies, Inc. 4,734 1,164
Yellow Pages, Ltd. 636 5,055
TOTAL CANADA 389,364,159
CHINA — (0.0%)
SIIC Environment Holdings,
Ltd. 66,500 8,560
TOTAL CHINA 8,560
DENMARK — (2.2%)
*ALK-Abello A/S 145,330 4,261,923
Alm Brand A/S 1,069,022 2,961,193
#Ambu A/S, Class B 231,734 3,422,776
*Bang & Olufsen A/S 148,448 297,814
*Bavarian Nordic A/S 117,657 4,285,917
#*Bioporto A/S 21,781 4,396
cBrain A/S 3,568 117,112
Chemometec A/S 30,091 2,335,337
Columbus A/S 50,812 77,467
D/S Norden A/S 17,213 601,413
*Demant A/S 76,778 2,932,233
*Dfds A/S 15,578 281,223
FLSmidth & Co. A/S,
Registered 56,306 3,350,802
Foroya Banki P/F 1,636 47,550
#*GN Store Nord A/S 102,384 1,472,040
GronlandsBANKEN A/S 4 525
H Lundbeck A/S, Class A 342,698 1,810,244
H Lundbeck A/S, Class A 41,686 188,295
*H+H International A/S, Class
B 19,295 309,556

Dimensional International Small Cap ETF
continued
Shares Value
DENMARK — (Continued)
#Harboes Bryggeri A/S, Class
B 744 $ 15,177
ISS A/S 185,597 5,363,079
Jeudan A/S 1,399 45,490
Jyske Bank A/S, Registered 54,477 5,497,959
Matas A/S 38,349 790,525
#MT Hoejgaard Holding A/S 1,911 120,906
Ω*Netcompany Group A/S 58,006 2,147,695
*Nilfisk Holding A/S, Class B 14,152 202,083
*NKT A/S 64,932 5,756,374
Ω#*NNIT A/S 3,576 36,364
#*NTG Nordic Transport
Group A/S 13,765 414,226
Per Aarsleff Holding A/S 25,753 2,788,656
Ringkjoebing Landbobank A/S 29,822 6,600,328
ROCKWOOL A/S, Class A 17,107 753,434
ROCKWOOL A/S, Class B 82,405 3,619,837
Royal Unibrew A/S 58,547 4,401,902
*RTX A/S 98 1,232
ΩScandinavian Tobacco
Group A/S 64,941 853,615
Schouw & Co. A/S 14,304 1,351,452
Solar A/S, B Shares 2,342 101,477
SP Group A/S 12,468 511,544
Sparekassen Sjaelland-Fyn
A/S 15,939 814,081
Sydbank A/S 68,517 5,105,264
TCM Group A/S 789 9,100
#Tivoli A/S 291 27,583
#TORM PLC, Class A 19,610 363,034
*Trifork Group AG 758 10,905
Vestjysk Bank A/S 398,214 291,338
TOTAL DENMARK 76,752,476
FINLAND — (2.7%)
#*Afarak Group SE 8,843 2,814
Aktia Bank OYJ 39,090 451,876
Alandsbanken Abp, Class B 195 8,704
Alma Media OYJ 191 2,886
#Anora Group OYJ 11,473 41,955
Aspo OYJ 646 3,904
Atria OYJ 1,302 19,894
Bittium OYJ 4,530 54,026
#Citycon OYJ 56,549 244,264
Digia OYJ 56 471
Elisa OYJ 151,065 7,808,192
ΩEnento Group OYJ 13,014 231,470
#eQ OYJ 732 10,850
Evli OYJ, Class B 16 352
#Finnair OYJ 16,057 52,892
#Fiskars OYJ Abp 19,631 323,098
F-Secure OYJ 33,752 63,586
Gofore OYJ 2,592 53,222
Harvia OYJ 17,830 1,036,687
Hiab OYJ, Class B 47,291 3,236,774
#HKFoods OYJ 1,545 2,812
Huhtamaki OYJ 123,753 4,283,219
Kalmar OYJ, Class B 20,545 932,592
Kemira OYJ 108,472 2,319,141
Shares Value
FINLAND — (Continued)
*Kempower OYJ 485 $ 8,865
Kesko OYJ, Class A 1,738 37,954
Kesko OYJ, Class B 369,507 8,069,260
*Kojamo OYJ 167,562 2,136,453
Konecranes OYJ 74,399 6,241,713
Lassila & Tikanoja OYJ 12,794 138,526
*Lindex Group OYJ 75,598 246,164
Mandatum OYJ 721,310 4,918,755
Marimekko OYJ 24,290 362,525
Metsa Board OYJ 28 180
#Metsa Board OYJ 86,189 319,025
#Metso OYJ, Class B 546,704 6,923,670
Neste OYJ, Registered 4,174 66,094
NoHo Partners OYJ 4,573 48,048
#Nokian Renkaat OYJ, Class
B 157,906 1,424,156
Olvi OYJ, A Shares 14,205 543,026
Oma Saastopankki OYJ 1,057 11,021
*Optomed Oy 13,372 68,872
Oriola OYJ, Class B 114,229 143,030
Orion OYJ, Class A 4,351 347,100
Orion OYJ, Class B 153,855 12,379,401
#Outokumpu OYJ 522,032 1,978,883
Pihlajalinna OYJ 2,534 47,419
Ponsse OYJ 172 6,299
Puuilo OYJ 120,371 1,886,071
#*QT Group OYJ 19,887 1,377,074
Raisio OYJ, Class V 120,415 345,929
Revenio Group OYJ 13,745 413,745
Sampo OYJ, A Shares 135,600 1,458,773
Sanoma OYJ 82,753 960,405
Scanfil OYJ 15,044 193,536
Siili Solutions OYJ 20 148
*SRV Group OYJ, Class B 36 219
#Stora Enso OYJ, Class R 592,993 6,131,438
*Suominen OYJ 124 273
Taaleri PLC 28,263 228,702
ΩTerveystalo OYJ 135,987 1,674,721
#TietoEVRY OYJ 130,260 2,251,234
#Tokmanni Group Corp. 59,758 587,177
Vaisala OYJ, A Shares 16,085 871,714
#Valmet OYJ 179,946 6,530,871
Wartsila OYJ Abp 7,050 195,593
*YIT OYJ 142,258 495,952
TOTAL FINLAND 93,255,695
FRANCE — (5.5%)
*74Software SA 744 31,762
ABC arbitrage 21,555 153,945
#Aeroports de Paris SA 4,820 586,977
*Air France-KLM 15,362 203,517
AKWEL SADIR, Class B 3,768 37,175
*Alstom SA 340,249 8,037,838
Alten SA 34,863 2,858,997
Arkema SA 82,124 5,630,275
Assystem SA 1,623 90,186
Aubay 1,840 105,719
ΩAyvens SA 285,997 3,094,965
*Bastide le Confort Medical 1,793 62,591

Dimensional International Small Cap ETF
continued
Shares Value
FRANCE — (Continued)
Beneteau SACA 43,960 $ 410,815
Bonduelle SCA 30,539 280,325
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 307
Carrefour SA 447,173 6,433,444
Catana Group 7,555 32,945
CBo Territoria 132 553
*Cegedim SA 5,782 72,134
Cie des Alpes, Registered 26,908 709,880
*Claranova SE, Registered 39,759 113,992
*Clariane SE, Registered 77,038 401,718
Coface SA 189,724 3,543,848
Derichebourg SA 142,262 941,944
*Eagle Football Group 44 94
Edenred SE 182,313 5,241,674
#*Ekinops SAS 11,832 46,721
Electricite de Strasbourg SA,
Class B 112 18,908
Ω*Elior Group SA 242,187 723,476
Elis SA 198,275 5,500,894
Equasens 1,060 58,477
#Eramet SA 15,450 859,051
#Esso SA Francaise 5,142 568,809
Etablissements Maurel et
Prom SA 101,814 626,935
*Euroapi SA 57,571 189,771
Eurofins Scientific SE 19,458 1,499,253
*Exail Technologies SA 242 32,850
Exel Industries SA, Class A 4 183
FDJ UNITED 137,826 4,319,140
*FIGEAC-AERO 4,745 55,938
Fnac Darty SA 13,828 470,846
*Forvia SE 202,667 2,607,246
Gaztransport Et Technigaz SA 48,281 9,117,860
#*Genfit SA 12,716 50,619
Getlink SE 130,445 2,373,872
GL Events SACA 11,120 385,002
Groupe Crit SA 12 857
*Guerbet 7,445 178,944
Haulotte Group SA 146 438
*ID Logistics Group SACA 5,943 2,996,293
Imerys SA 67,619 1,676,331
#Infotel SA 4,472 205,248
*Innate Pharma SA 23,277 49,713
Interparfums SA 13,295 490,892
Ipsen SA 26,788 3,179,448
IPSOS SA 43,678 1,974,661
Jacquet Metals SACA 15,992 411,830
JCDecaux SE 76,209 1,260,395
Kaufman & Broad SA 15,396 551,550
*Latecoere SACA 428,412 6,570
Laurent-Perrier 98 10,633
Lectra 2,275 63,664
Linedata Services 4 311
LISI SA 18,563 1,007,069
LNA Sante SA 1,605 52,354
Ω#*Maisons du Monde SA 13,831 35,064
Shares Value
FRANCE — (Continued)
#Manitou BF SA 13,349 $ 297,015
Mersen SA 8,627 237,963
Metropole Television SA 30,689 450,301
#Neurones 1,114 55,145
Nexans SA 44,170 6,395,148
#*Nexity SA 55,271 725,593
NRJ Group 1,748 14,565
Oeneo SA 230 2,511
Opmobility, Registered 75,069 1,156,481
*OVH Groupe SA 17,801 215,150
*Pierre Et Vacances SA 154,013 300,019
Pluxee NV 63,067 1,287,023
Quadient SA 33,316 615,445
Remy Cointreau SA 23,441 1,401,829
Renault SA 62,300 2,332,391
Rexel SA 302,315 9,197,025
Robertet SA, Class A 555 524,694
Rubis SCA 124,212 3,960,749
Savencia SA 962 71,569
SCOR SE 199,406 6,545,609
SEB SA 33,076 2,437,988
Seche Environnement SACA 2,734 319,177
SES SA 438,254 3,032,179
Ω#*SMCP SA 59,144 343,880
Societe BIC SA 31,625 1,932,878
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 19 2,262
Societe LDC SADIR 5,988 634,637
Sodexo SA 84,536 5,060,298
*SOITEC 1,354 59,277
Sopra Steria Group 19,069 4,133,716
SPIE SA 184,082 10,861,072
Ω*SRP Groupe SA 858 452
Stef SA 3,552 538,262
#Sword Group 4,789 199,243
Synergie SE 515 20,277
Technip Energies NV 169,129 7,332,646
Teleperformance SE 77,812 7,634,163
#Television Francaise 1 SA 71,657 688,103
TFF Group 2,001 40,995
Thermador Groupe 5,531 517,833
Trigano SA 13,324 2,293,587
*Ubisoft Entertainment SA 129,705 1,376,458
Valeo SE 374,629 4,118,856
#Vallourec SACA 255,511 4,791,690
ΩVerallia SA 38,619 1,249,125
Vetoquinol SA 3,387 299,272
Vicat SACA 27,558 1,791,549
VIEL & Cie SA 13,133 235,991
Virbac SACA 3,389 1,347,904
#*Viridien 18,950 1,265,560
Vivendi SE 1,255,276 4,777,092
#*Voltalia SA, Registered 45,072 382,775
Vranken-Pommery Monopole
SA 12 173
VusionGroup 5,312 1,374,039
Wavestone 527 35,044

Dimensional International Small Cap ETF
continued
Shares Value
FRANCE — (Continued)
Ω#*Worldline SA 24,534 $ 89,969
Ω*X-Fab Silicon Foundries SE 13,139 96,169
TOTAL FRANCE 189,836,552
GERMANY — (6.2%)
#1&1 AG 32,914 695,417
*7C Solarparken AG 43,066 90,597
Adesso SE 3,634 337,317
Adtran Networks SE 6,532 154,757
#AIXTRON SE 53,745 914,399
All for One Group SE 2,054 114,959
AlzChem Group AG 10,502 1,790,981
Amadeus Fire AG 1,446 110,886
Atoss Software SE 9,292 1,252,816
ΩAumann AG 2,908 39,807
#Aurubis AG 35,780 3,589,426
Ω*Auto1 Group SE 28,010 849,555
*Basler AG 1,338 17,672
*BayWa AG 4 96
Bechtle AG 110,426 4,830,529
ΩBefesa SA 54,000 1,630,427
Bijou Brigitte AG 4,660 204,809
Bilfinger SE 27,843 3,017,857
Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 74,649 312,280
Brenntag SE 134,306 8,383,845
Ω*Brockhaus Technologies AG 631 9,461
CANCOM SE 37,092 1,093,176
Carl Zeiss Meditec AG, Class
BR 28,346 1,578,040
*CECONOMY AG 171,282 870,417
*CENIT AG 763 6,654
Cewe Stiftung & Co. KGAA 5,680 654,002
CTS Eventim AG & Co. KGaA 42,678 4,848,052
Ω#*Delivery Hero SE 27,500 827,477
Dermapharm Holding SE 19,771 758,065
Deutsche Wohnen SE 25,894 660,901
Deutz AG 133,882 1,182,200
Draegerwerk AG & Co. KGaA 1,528 103,883
Duerr AG 83,446 2,158,473
ΩDWS Group GmbH & Co.
KGaA 42,226 2,549,383
Eckert & Ziegler SE 30,547 2,331,992
*EDAG Engineering Group AG 90 649
Elmos Semiconductor SE 12,515 1,260,510
ElringKlinger AG 41,801 208,596
Energiekontor AG 6,325 357,257
Evonik Industries AG 292,605 5,850,693
#*Evotec SE 142,789 1,151,516
Fabasoft AG 1,073 20,264
Fielmann Group AG 23,887 1,520,089
flatexDEGIRO AG 127,715 3,888,268
FORTEC Elektronik AG 12 206
*Fraport AG Frankfurt Airport
Services Worldwide 52,625 3,936,139
Freenet AG 177,213 5,772,490
Friedrich Vorwerk Group SE 18,759 1,829,287
FUCHS SE 14,745 522,322
Shares Value
GERMANY — (Continued)
GEA Group AG, Registered 133,965 $ 9,675,054
#Gerresheimer AG 21,974 1,091,017
Gesco SE 2,211 45,804
GFT Technologies SE 24,361 509,130
*Grand City Properties SA 80,644 1,022,691
H&R GmbH & Co. KGaA 1,924 11,010
Hawesko Holding SE 104 2,761
*Heidelberger Druckmaschinen
AG 340,018 889,244
#*HelloFresh SE, Registered 293,928 3,126,629
#Hensoldt AG 39,497 4,344,304
*HomeToGo SE 5,553 9,947
Hornbach Holding AG & Co.
KGaA 17,899 2,118,273
#HUGO BOSS AG 75,867 3,563,633
#*Hypoport SE 927 199,042
Indus Holding AG 24,460 664,895
Init Innovation in Traffic
Systems SE 1,490 70,602
ΩInstone Real Estate Group
SE 39,711 424,967
IVU Traffic Technologies AG 4,601 111,114
Jenoptik AG 68,353 1,462,958
ΩJOST Werke SE 11,442 677,057
K+S AG, Registered 277,042 4,210,914
#KION Group AG 85,799 5,327,392
Kloeckner & Co. SE 112,922 829,748
*Koenig & Bauer AG 13,131 213,111
#Kontron AG 53,479 1,743,235
Krones AG 14,295 2,126,964
KWS Saat SE & Co. KGaA 13,358 955,552
LANXESS AG 138,516 3,836,613
LEG Immobilien SE,
Registered 111,660 8,914,039
*LPKF Laser & Electronics SE 7,440 67,442
*Medios AG 657 9,655
MLP SE, Registered 61,887 599,951
#Mutares SE & Co. KGaA 21,973 763,275
Nagarro SE 12,078 769,986
#*Nordex SE 171,574 4,241,680
#Norma Group SE 33,855 603,702
*Pentixapharm Holding AG 16,864 38,700
Pfeiffer Vacuum Technology
AG 873 155,274
ProCredit Holding AG, Class B 26,368 274,632
ProSiebenSat.1 Media SE 263,666 2,418,747
*PSI Software SE, Registered 1,339 45,976
Puma SE 10,302 219,845
#*PVA TePla AG 36,664 892,985
*q.beyond AG 21,858 23,717
QIAGEN NV 180,313 8,896,643
#QIAGEN NV 32,098 1,609,106
Rational AG 4,438 3,451,512
#RTL Group SA 60,314 2,388,509
SAF-Holland SE 1,262 22,937
#Salzgitter AG, Class D 31,113 813,337
Schaeffler AG 282,945 1,648,362
Schloss Wachenheim AG 12 199
ΩScout24 SE 18,552 2,492,823

Dimensional International Small Cap ETF
continued
Shares Value
GERMANY — (Continued)
#Secunet Security Networks
AG 252 $ 63,165
#*SFC Energy AG, Class BR 4,112 103,775
#*SGL Carbon SE, Registered 12,510 49,470
Siltronic AG 11,209 489,819
Sixt SE 23,538 2,459,648
*SMA Solar Technology AG 16,637 385,406
#Stabilus SE 12,592 363,906
STRATEC SE 1,365 43,432
Stroeer SE & Co. KGaA 48,280 2,608,206
Suedzucker AG 108,245 1,245,107
SUSS MicroTec SE 24,891 912,213
TAG Immobilien AG 261,849 4,234,731
#Takkt AG 23,803 146,843
Ω*TeamViewer SE, Class R 233,183 2,404,664
#Technotrans SE 30 838
thyssenkrupp AG 940,764 11,004,347
*TUI AG 779,323 7,100,080
United Internet AG 124,603 3,593,865
Verbio SE 13,604 177,347
Vossloh AG, Class A 12,057 1,190,920
#Wacker Chemie AG 12,243 920,632
#Wacker Neuson SE 38,326 1,006,720
Washtec AG 4,695 215,483
*Westwing Group SE 2,152 22,660
Wuestenrot &
Wuerttembergische AG 28,596 459,521
Ω*Zalando SE 209,177 6,157,687
Zeal Network SE 2,485 137,375
TOTAL GERMANY 212,413,449
HONG KONG — (1.8%)
*<Aidigong Maternal & Child
Health, Ltd. 3,933 491
Analogue Holdings, Ltd. 2,000 206
*AOM International Group Co.,
Ltd. 120,000 7,108
#ASMPT, Ltd. 345,000 2,940,191
Bank of East Asia, Ltd. (The) 904,011 1,398,050
#Bright Smart Securities &
Commodities Group, Ltd. 1,026,000 1,929,141
Cafe de Coral Holdings, Ltd. 350,000 322,803
#*Central New Energy Holding
Group, Ltd. 134,000 138,097
Chow Sang Sang Holdings
International, Ltd. 456,000 482,721
CITIC Telecom International
Holdings, Ltd. 2,581,000 838,414
*CK Life Sciences Int'l
Holdings, Inc. 1,034,000 131,720
C-Mer Medical Holdings, Ltd. 528,000 122,415
#*Cowell e Holdings, Inc. 320,000 1,082,293
ΩCrystal International Group,
Ltd. 769,500 554,824
CTF Services, Ltd. 454,000 445,325
Dah Sing Banking Group, Ltd. 452,400 529,049
Dah Sing Financial Holdings,
Ltd. 205,200 763,292
#DL Holdings Group, Ltd. 91,000 39,993
Shares Value
HONG KONG — (Continued)
Dream International, Ltd. 258,000 $ 447,638
Emperor Watch & Jewellery,
Ltd. 1,150,000 58,599
*Energy International
Investments Holdings, Ltd. 152,000 6,680
*Esprit Holdings, Ltd. 470,000 5,748
Fairwood Holdings, Ltd. 500 353
Far East Consortium
International, Ltd. 1,811,900 182,344
First Pacific Co., Ltd. 2,022,000 1,594,418
*First Shanghai Investments,
Ltd. 608,000 32,143
Ω#*FIT Hon Teng, Ltd. 915,000 311,217
Ω*Frontage Holdings Corp. 162,000 30,336
FSE Lifestyle Services, Ltd. 54,000 40,173
Giordano International, Ltd.,
Registered 908,000 172,347
*GR Life Style Company Ltd 126,000 16,532
Great Eagle Holdings, Ltd. 266,031 498,850
*<Greentech Technology
International, Ltd. 168,000 2,247
Guoco Group, Ltd. 2,000 18,879
#Guotai Junan International
Holdings, Ltd. 1,714,000 1,397,401
Hang Lung Group, Ltd. 797,000 1,443,738
Hang Lung Properties, Ltd. 4,920,773 5,064,948
HKBN, Ltd. 334,000 212,313
*HKR International, Ltd. 800 95
Hong Kong Technology
Venture Co., Ltd. 681,678 141,546
*Hongkong & Shanghai Hotels,
Ltd. (The) 239,000 178,108
ΩHonma Golf, Ltd. 500 224
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 1,494,000 205,544
Hysan Development Co., Ltd. 739,000 1,474,234
IGG, Inc. 950,000 499,809
ΩImpro Precision Industries,
Ltd. 237,000 91,781
Jacobson Pharma Corp., Ltd. 422,000 89,776
JBM Healthcare, Ltd. 113,018 42,616
Johnson Electric Holdings, Ltd. 464,719 1,379,357
Karrie International Holdings,
Ltd. 118,000 13,829
Kerry Properties, Ltd., Class B 582,000 1,556,943
*Kingkey Financial
International Holdings, Ltd. 440,000 14,013
KLN Logistics Group Ltd 297,500 312,659
#Kowloon Development Co.,
Ltd. 205,188 83,644
Luk Fook Holdings
International, Ltd., Registered 358,000 937,185
Man Wah Holdings, Ltd. 1,864,000 1,051,913
*Melco International
Development, Ltd. 1,196,999 829,513
*Midland Holdings, Ltd., Class
B 596,000 134,385
#Modern Dental Group, Ltd.,
Class B 318,000 176,216

Dimensional International Small Cap ETF
continued
Shares Value
HONG KONG — (Continued)
#*Mongolian Mining Corp. 405,000 $ 406,548
*NagaCorp, Ltd. 741,112 390,854
*New Focus Auto Tech
Holdings, Ltd. 5,504,000 37,862
#Nissin Foods Co., Ltd. 224,000 194,038
Oriental Watch Holdings,
Class B 412,000 177,921
#Pacific Basin Shipping, Ltd. 10,090,000 2,917,745
Pacific Textiles Holdings, Ltd. 1,096,000 205,238
PAX Global Technology, Ltd. 1,554,000 1,348,120
PCCW, Ltd. 2,402,000 1,722,708
#Perfect Medical Health
Management, Ltd. 210,000 43,873
Pico Far East Holdings, Ltd. 52,000 16,958
#Plover Bay Technologies, Ltd. 304,000 257,916
Public Financial Holdings, Ltd. 2,000 346
#Sa Sa International Holdings,
Ltd., Class B 134,000 10,583
Ω#Samsonite Group SA 1,178,100 2,410,228
Shangri-La Asia, Ltd. 996,000 577,299
*Shenwan Hongyuan HK, Ltd. 505,000 135,739
*Shun Tak Holdings, Ltd.,
Registered 732,000 61,544
*Sinohope Technology
Holdings, Ltd. 195,500 116,553
*SJM Holdings, Ltd. 1,927,249 765,989
*Smart Fish Wealthlink
Holdings, Ltd. 6,636,000 16,062
SmarTone
Telecommunications Holdings,
Ltd. 351,500 205,527
*Solomon Systech
International, Ltd. 1,398,000 81,921
Stella International Holdings,
Ltd. 664,000 1,319,541
SUNeVision Holdings, Ltd. 733,000 729,265
Tai Hing Group Holdings, Ltd. 2,000 242
*Television Broadcasts, Ltd. 311,400 165,419
Texhong International Group,
Ltd. 333,000 202,345
*Theme International Holdings,
Ltd. 7,510,000 803,618
*TOM Group, Ltd. 2,000 115
#*Tongda Group Holdings, Ltd. 5,320,000 79,292
Town Health International
Medical Group, Ltd. 650,000 22,771
Transport International
Holdings, Ltd. 87,485 100,301
#United Laboratories
International Holdings, Ltd.
(The) 1,184,000 2,229,238
*Unity Group Holdings
International, Ltd. 1,222,000 58,376
Value Partners Group, Ltd. 1,329,000 362,301
Vitasoy International Holdings,
Ltd. 660,000 771,822
*Viva Goods Company, Ltd. 712,000 48,071
*Vobile Group, Ltd. 707,000 315,223
Shares Value
HONG KONG — (Continued)
Ω#*VPower Group
International Holdings, Ltd. 586,000 $ 21,275
VSTECS Holdings, Ltd. 972,000 1,129,253
VTech Holdings, Ltd. 206,900 1,536,595
Wynn Macau, Ltd., Class B 2,002,000 1,660,257
*Xingye Alloy Materials Group,
Ltd. 1,000 129
#Xinyi Glass Holdings, Ltd. 2,989,779 3,084,995
YesAsia Holdings, Ltd. 41,000 24,391
Yue Yuen Industrial Holdings,
Ltd. 913,500 1,435,999
#*Yunfeng Financial Group,
Ltd. 102,000 47,037
TOTAL HONG KONG 60,725,870
IRELAND — (0.3%)
Cairn Homes PLC 1,073,628 2,678,817
Dalata Hotel Group PLC 276,621 2,019,940
FBD Holdings PLC 8,574 136,896
Glanbia PLC 198,062 2,890,308
Ω*Glenveagh Properties PLC 479,796 1,029,103
Irish Continental Group PLC 35,542 225,364
*Permanent TSB Group
Holdings PLC 72,613 172,866
TOTAL IRELAND 9,153,294
ISRAEL — (1.0%)
*Accel Solutions Group, Ltd. 21,306 12,912
*AFI Properties, Ltd. 80 4,858
Africa Israel Residences, Ltd. 7,530 609,707
*Alarum Technologies, Ltd. 42,712 52,726
*Alarum Technologies, Ltd.,
ADR 335 4,174
*Allot, Ltd., Registered 14,156 110,783
Alrov Properties and Lodgings,
Ltd., Registered 48 3,578
Altshuler Shaham Finance,
Ltd. 33,587 61,222
Analyst IMS Investment
Management Services, Ltd. 5,925 212,019
Arad, Ltd. 8,246 126,220
*Argo Properties NV 18,197 596,447
*Ashdod Refinery, Ltd. 3,181 54,795
Atreyu Capital Markets, Ltd. 4,493 107,273
AudioCodes, Ltd. 3,812 38,574
AudioCodes, Ltd. 29,298 293,566
Automatic Bank Services, Ltd. 24,184 154,117
*Avgol Industries 1953, Ltd. 1,020 446
Ayalon Holdings, Ltd. 11,005 189,212
Azorim-Investment
Development & Construction
Co., Ltd. 64,298 417,901
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 14,527 2,765,294
Blue Square Real Estate, Ltd. 4,983 570,476
Carasso Motors, Ltd. 51,253 606,709
Carasso Real Estate, Ltd. 2,501 25,949
Castro Model, Ltd. 2,017 87,515
*Cellcom Israel, Ltd. 106,344 968,587
Danel Adir Yeoshua, Ltd. 6,809 937,878

Dimensional International Small Cap ETF
continued
Shares Value
ISRAEL — (Continued)
Danya Cebus, Ltd. 9,289 $ 340,609
Delek Automotive Systems,
Ltd. 58,442 458,566
Delta Galil, Ltd. 6,453 343,326
Delta Israel Brands, Ltd. 6,968 180,680
Diplomat Holdings, Ltd. 5,888 91,984
#*Doral Group Renewable
Energy Resources, Ltd., Class
B 150,724 717,500
Duniec Brothers, Ltd. 3,646 246,857
*El Al Israel Airlines 75,763 307,288
Electra Consumer Products
1970, Ltd. 15,291 608,918
#*Electra Real Estate, Ltd. 10,191 138,239
#*Electreon Wireless, Ltd. 9,788 144,255
*Enlight Renewable Energy,
Ltd. 1 15
*Equital, Ltd. 1,150 50,126
FMS Enterprises Migun, Ltd. 1,497 64,335
Formula Systems 1985, Ltd. 2,608 314,796
Fox Wizel, Ltd. 9,239 960,773
*Gilat Satellite Networks, Ltd. 57,352 431,923
*Hagag Group Real Estate
Development 29,531 185,232
Hamat Group, Ltd. 2,272 10,742
Hilan, Ltd. 560 45,855
IDI Insurance Co., Ltd. 11,763 680,968
Inrom Construction Industries,
Ltd. 165,729 971,629
#*Intercure, Ltd. 13,830 20,807
Israel Canada T.R, Ltd., Class
A 123,323 616,142
Israel Shipyards Industries,
Ltd. 4,718 179,675
*Israir Group, Ltd. 110,118 71,051
Isras Investment Co., Ltd. 1,274 347,059
Issta, Ltd. 14,063 438,562
Kamada, Ltd. 26,732 197,549
Kamada, Ltd. 1,423 10,683
Kardan Real Estate Enterprise
& Development, Ltd.,
Registered 95,902 174,329
Kvutzat Acro, Ltd. 36,034 525,863
Lahav L.R. Real Estate, Ltd. 53,789 98,855
Land Development Nimrodi
Group, Ltd. 30,546 324,584
Lapidoth Capital, Ltd. 16,465 376,609
Libra Insurance Co., Ltd. 14,763 62,227
M Yochananof & Sons, Ltd. 6,105 563,965
#Magic Software Enterprises,
Ltd. 39,759 823,409
Magic Software Enterprises,
Ltd. 795 16,778
*Malam - Team, Ltd. 6,510 220,863
Max Stock, Ltd. 81,917 437,039
Mediterranean Towers, Ltd. 97,951 353,970
Mega Or Holdings, Ltd. 6,300 296,746
Meitav Investment House, Ltd. 42,046 1,053,567
Shares Value
ISRAEL — (Continued)
#*Meshek Energy Renewable
Energies, Ltd. 219,338 $ 288,671
Meshulam Levinstein
Contracting & Engineering,
Ltd. 2,145 314,887
Naphtha Israel Petroleum
Corp., Ltd. 19,820 149,792
*Nayax, Ltd. 6,979 308,569
Neto Malinda Trading, Ltd. 12,855 538,814
#*Neto ME Holdings, Ltd. 2,113 128,925
#*Nexxen International, Ltd. 8,943 91,934
Oil Refineries, Ltd. 2,791,045 732,191
One Software Technologies,
Ltd. 13,103 340,301
*OY Nofar Energy, Ltd. 14,297 429,003
Palram Industries 1990, Ltd. 17,374 379,733
Partner Communications Co.,
Ltd. 66,896 619,152
Paz Retail And Energy, Ltd. 300 55,604
*Perion Network, Ltd. 33,023 358,205
Plasson Industries, Ltd., Class
B 3,755 226,898
*Pluri, Inc. 1 3
Polyram Plastic Industries, Ltd. 39,879 129,537
Prashkovsky Investments and
Construction, Ltd. 14,794 570,375
*Priortech, Ltd. 12,142 693,962
Qualitau, Ltd. 6,464 816,050
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 10,935 1,022,074
*Rani Zim Shopping Centers,
Ltd. 48,851 73,307
*Rapac Communication &
Infrastructure, Ltd. 20 295
Retailors, Ltd. 12,918 268,823
Sano-Brunos Enterprises, Ltd.,
Class 1 103 10,657
Scope Metals Group, Ltd. 10,847 485,983
*Shikun & Binui Soltec
Renewable Energy 222,230 205,815
Suny Cellular Communication,
Ltd. 424 186
Tadiran Group, Ltd. 2,254 120,121
ΩTamar Petroleum, Ltd. 44,874 537,017
*TAT Technologies, Ltd. 5,897 213,798
Tel Aviv Stock Exchange, Ltd. 40,519 768,435
Telsys, Ltd. 840 53,005
Tiv Taam Holdings 1, Ltd. 28,819 69,537
Turpaz Industries, Ltd. 24,113 366,535
*Veridis Environment, Ltd. 24,760 172,749
Villar International, Ltd. 630 35,338
YD More Investments, Ltd. 41,394 428,020
TOTAL ISRAEL 35,522,187
ITALY — (4.1%)
A2A SpA 2,399,871 5,858,837
*Abitare In SpA 7,354 24,956
ACEA SpA 38,327 852,335
Amplifon SpA 95,869 1,620,110
Ariston Holding NV, Class B 62,726 327,231

Dimensional International Small Cap ETF
continued
Shares Value
ITALY — (Continued)
Arnoldo Mondadori Editore
SpA 138,546 $ 320,316
Ascopiave SpA 85,397 296,154
Avio SpA 11,380 390,747
Azimut Holding SpA 160,890 5,500,434
B&C Speakers SpA 680 12,803
Banca Generali SpA 60,137 3,375,398
Banca IFIS SpA 84,102 2,341,006
Banca Mediolanum SpA 72,577 1,287,548
Banca Monte dei Paschi di
Siena SpA 1,182,359 10,103,458
Banca Profilo SpA 1,324 252
Ω*Banca Sistema SpA, Class
R 84,554 182,132
Banco di Desio e della Brianza
SpA 62,803 540,544
BF SpA 16,734 83,123
#Biesse SpA 8,403 68,862
BPER Banca SPA 287,751 2,844,213
#Brembo NV 126,229 1,217,199
Brunello Cucinelli SpA 49,209 5,548,833
Buzzi SpA 91,031 4,763,523
*Cairo Communication SpA 69,174 216,142
ΩCarel Industries SpA 26,954 735,774
Cembre SpA 3,975 270,699
Cementir Holding NV 48,972 730,900
*CIR SpA-Compagnie
Industriali 630,853 488,098
Comer Industries SpA, Class R 651 24,365
Credito Emiliano SpA 115,152 1,752,895
#d'Amico International
Shipping SA 28,270 117,194
Danieli & C Officine
Meccaniche SpA 52,204 1,706,454
#Danieli & C Officine
Meccaniche SpA 28,426 1,226,563
Datalogic SpA, Class M 7,240 39,237
#Davide Campari-Milano NV,
Class M 131,118 909,427
De' Longhi SpA 42,905 1,417,219
DiaSorin SpA 7,424 728,201
El.En. SpA 6,850 91,494
Emak SpA 30,699 30,639
ΩEnav SpA 359,454 1,583,933
Equita Group SpA 16,248 87,776
ERG SpA 49,736 1,080,438
#Esprinet SpA, Class B 35,547 169,454
Fiera Milano SpA 27,512 198,379
Fila SpA 39,275 388,835
*Fincantieri SpA 127,480 2,481,870
FNM SpA, Registered 76,407 35,680
Garofalo Health Care SpA 19,833 113,726
Gefran SpA 1,181 14,193
#*Geox SpA 544 187
#GPI SpA 6,472 115,557
Hera SpA 971,968 4,167,278
#IMMSI SpA, Registered 82,293 47,753
Intercos SpA 40,805 546,427
Interpump Group SpA, Class R 53,395 2,197,622
Shares Value
ITALY — (Continued)
Iren SpA 724,835 $ 2,080,652
Italgas SpA 749,879 6,218,165
Italmobiliare SpA 14,517 469,384
Iveco Group NV 179,757 3,735,208
#*Juventus Football Club SpA 42,318 134,261
Lottomatica Group Spa 173,021 4,681,435
LU-VE SpA, Registered 6,589 244,718
Maire SpA 198,359 2,758,423
#MARR SpA 47,680 560,999
MFE-MediaForEurope NV,
Class A 376,615 1,198,326
MFE-MediaForEurope NV,
Class B 54,712 246,849
Moltiply Group SpA 15,929 790,333
*NewPrinces SpA 7,053 184,052
ΩNexi SpA 589,266 3,378,950
Orsero SpA 11,643 187,896
ΩOVS SpA 304,717 1,268,797
Pharmanutra SpA 2,598 136,633
#Piaggio & C SpA 221,166 480,196
ΩPirelli & C SpA 464,516 3,147,423
ΩRAI Way SpA 108,718 727,931
Reply SpA 32,008 5,040,918
Revo Insurance SpA 6,007 106,292
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 124,983 146,768
Sabaf SpA 44 690
#*Safilo Group SpA 129,451 161,497
Saipem SpA 2,158,537 5,790,950
#*Salvatore Ferragamo SpA 73,788 420,917
#Sanlorenzo SpA 19,345 655,380
#Sesa SpA 12,167 923,272
Sogefi SpA 17,855 55,994
SOL SpA 25,000 1,339,117
ΩTechnogym SpA 217,656 3,370,553
#*Telecom Italia SpA 14,241,571 6,580,355
*Telecom Italia SpA 6,354,427 3,288,089
#Tinexta Spa 12,321 204,901
*TREVI - Finanziaria
Industriale SpA 113,907 43,870
TXT e-solutions SpA 9,918 383,116
Unipol Assicurazioni SpA 213,402 4,302,430
Webuild SpA 622,460 2,815,536
Wiit SpA 7,277 130,097
#Zignago Vetro SpA 23,132 207,833
TOTAL ITALY 139,873,629
JAPAN — (22.0%)
#&Do Holdings Co., Ltd. 13,200 95,517
77 Bank, Ltd. (The) 80,600 2,811,721
A&D HOLON Holdings Co.,
Ltd. 26,500 356,749
AB&Company Co., Ltd.,
Registered 3,400 21,688
Abalance Corp. 1,500 7,964
#*Access Co., Ltd. 45,800 218,813
#Achilles Corp. 2,500 18,439
AD Works Group Co., Ltd. 59,200 139,646
#Adastria Co., Ltd., Class B 14,900 297,515

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
ADEKA Corp. 114,200 $ 2,268,140
#Ad-sol Nissin Corp. 15,100 134,650
Adtec Plasma Technology
Co., Ltd. 1,500 13,147
#Advan Group Co., Ltd. 17,800 102,546
Advanced Media, Inc. 10,000 79,737
Adways, Inc. 11,600 27,055
#Aeon Fantasy Co., Ltd. 12,100 289,445
#Aeon Hokkaido Corp. 46,600 278,061
#Aeon Kyushu Co., Ltd. 1,600 32,161
#AFC-HD AMS Life Science
Co., Ltd. 3,900 23,012
Ahresty Corp. 35,500 188,946
Ai Holdings Corp. 32,800 527,651
Aica Kogyo Co., Ltd. 58,700 1,453,702
Aichi Financial Group, Inc. 36,400 657,640
Aichi Steel Corp. 33,600 515,515
Aichi Tokei Denki Co., Ltd. 2,500 39,835
Aida Engineering, Ltd. 104,300 633,444
Aidma Holdings, Inc. 2,100 34,187
Ain Holdings, Inc. 43,700 1,701,598
Airman Corp. 12,100 165,948
Airport Facilities Co., Ltd. 29,400 184,806
#Airtech Japan, Ltd. 4,400 31,868
#Airtrip Corp. 18,500 113,339
Aisan Industry Co., Ltd. 78,800 878,086
#AIT Corp. 6,000 74,753
#*Akebono Brake Industry
Co., Ltd. 237,500 167,281
Akita Bank, Ltd. (The) 11,000 240,473
Albis Co., Ltd. 3,400 75,119
Alconix Corp. 50,639 710,988
Alfresa Holdings Corp. 80,301 1,172,273
Alinco, Inc. 12,000 83,245
#Alleanza Holdings Co., Ltd. 100 702
Allied Telesis Holdings KK,
Class B 111,400 138,422
Almado, Inc. 2,400 17,861
#Alpen Co., Ltd. 26,000 417,914
Alpha Corp. 6,891 55,084
AlphaPolis Co., Ltd. 9,100 85,863
Alps Alpine Co., Ltd.,
Registered 347,500 3,694,475
Altech Corp. 9,900 180,771
Amano Corp. 40,300 1,130,848
#Amiyaki Tei Co., Ltd. 15,900 161,541
Amvis Holdings, Inc. 82,200 285,661
#Anabuki Kosan, Inc. 1,400 18,652
Anest Iwata Corp. 26,600 277,851
Anicom Holdings, Inc., Class B 166,000 863,670
Anrakutei Co., Ltd. 300 14,652
Anycolor, Inc. 51,600 1,633,769
#*AnyMind Group, Inc. 20,400 77,807
AOKI Holdings, Inc. 40,200 462,115
#Aoyama Trading Co., Ltd. 113,400 1,737,602
Aoyama Zaisan Networks Co.,
Ltd. 13,300 160,135
Aozora Bank, Ltd., Class A 69,000 1,016,695
Shares Value
JAPAN — (Continued)
Arakawa Chemical Industries,
Ltd. 7,700 $ 57,867
Arata Corp. 18,100 388,471
Araya Industrial Co., Ltd. 2,100 69,909
#ARCLANDS Corp. 112,637 1,305,285
Arcs Co., Ltd. 39,000 786,505
ARE Holdings, Inc. 48,900 581,621
Arealink Co., Ltd. 13,000 219,841
#*Arent, Inc. 1,900 62,241
Argo Graphics, Inc. 16,500 579,986
Arisawa Manufacturing Co.,
Ltd. 90,400 931,061
Artience Co., Ltd. 34,000 729,725
Artner Co., Ltd. 6,700 84,365
As One Corp. 50,600 803,743
Asahi Co., Ltd. 23,000 206,013
Asahi Diamond Industrial Co.,
Ltd. 68,100 338,475
#Asahi Kogyosha Co., Ltd. 10,300 176,851
Asahi Net, Inc. 24,600 111,970
ASAHI YUKIZAI Corp. 17,100 494,837
Asanuma Corp., Registered 83,000 443,417
#Ascentech KK 5,700 63,554
Ashimori Industry Co., Ltd. 3,100 58,603
Asia Pile Holdings Corp. 45,100 301,476
#ASKA Pharmaceutical
Holdings Co., Ltd. 29,400 484,090
ASKUL Corp. 37,100 373,971
#Astena Holdings Co., Ltd. 44,900 147,384
Asukanet Co., Ltd. 2,600 7,360
#*Atom Corp. 18,800 84,322
Atrae, Inc. 25,300 129,614
#Aucnet, Inc. 7,600 85,497
Autobacs Seven Co., Ltd. 74,300 729,201
Avant Group Corp. 23,100 233,157
Avantia Co., Ltd. 100 556
Awa Bank, Ltd. (The) 36,300 776,677
#Axell Corp. 10,100 65,568
Axial Retailing, Inc. 62,000 471,710
#AZ-COM MARUWA Holdings,
Inc. 43,500 337,895
AZOOM Co., Ltd. 2,200 123,964
Bando Chemical Industries,
Ltd. 28,700 343,649
#*Bank of Innovation, Inc. 2,100 166,610
Bank of Iwate, Ltd. (The) 10,100 237,240
Bank of Kochi, Ltd. (The) 900 4,922
Bank of Nagoya, Ltd. (The) 11,400 672,660
Bank of Saga, Ltd. (The) 8,900 162,393
Bank of the Ryukyus, Ltd. 42,700 350,974
Baroque Japan, Ltd. 4,300 22,629
Base Co., Ltd. 11,000 257,284
*baudroie, Inc. 5,200 99,581
Beauty Garage, Inc. 11,900 135,135
Belc Co., Ltd., Class R 3,600 173,428
Bell System24 Holdings, Inc. 46,700 421,400
#Belluna Co., Ltd. 70,100 447,164
#Bewith, Inc. 7,800 78,003
#Bic Camera, Inc. 222,800 2,345,770

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
B-Lot Co., Ltd., Class B 13,800 $ 134,978
#Bookoff Group Holdings, Ltd. 10,500 100,468
Bourbon Corp. 2,400 41,862
Br. Holdings Corp. 10,300 23,749
#B-R31 Ice Cream Co., Ltd. 1,000 27,476
#BrainPad, Inc. 67,100 603,697
Broadleaf Co., Ltd. 7,000 35,722
Broadmedia Corp. 1,000 12,406
#BRONCO BILLY Co., Ltd. 7,400 200,126
Buffalo, Inc. 6,300 100,259
#Bull-Dog Sauce Co., Ltd. 3,100 42,042
Bunka Shutter Co., Ltd. 45,200 770,978
#Business Brain Showa-Ota,
Inc., Class G 4,300 78,260
Business Engineering Corp.,
Class G 3,700 126,124
BuySell Technologies Co., Ltd. 16,300 315,721
C. Uyemura & Co., Ltd. 6,400 413,781
Calbee, Inc. 13,200 243,835
Canon Electronics, Inc. 26,800 455,882
#Careerlink Co., Ltd. 9,800 146,777
#Carlit Co., Ltd., Class B 45,687 398,598
#Carta Holdings, Inc. 7,400 102,472
Casio Computer Co., Ltd. 72,400 576,573
Cawachi, Ltd. 21,300 390,206
#Celsys, Inc. 28,900 320,119
Central Automotive Products,
Ltd. 9,300 119,266
Central Glass Co., Ltd. 30,800 669,232
Central Security Patrols Co.,
Ltd. 4,200 66,337
#Central Sports Co., Ltd. 2,900 48,309
#Ceres, Inc. 25,500 411,233
#Change Holdings, Inc. 91,200 704,778
Charm Care Corp. KK 24,300 214,751
Chiba Kogyo Bank, Ltd. (The) 72,300 720,622
#Chino Corp. 5,100 81,569
*Chiyoda Corp. 84,600 202,934
Chori Co., Ltd. 7,100 180,926
Choushimaru Co., Ltd. 1,100 11,475
Chubu Shiryo Co., Ltd. 25,100 280,863
#Chubu Steel Plate Co., Ltd. 11,400 164,832
Chuetsu Pulp & Paper Co.,
Ltd. 7,700 87,235
Chugai Ro Co., Ltd. 4,100 99,847
Chugin Financial Group, Inc.,
Registered 138,029 1,805,901
#Chugoku Electric Power Co.,
Inc. (The) 326,000 1,779,304
Chugoku Marine Paints, Ltd. 63,500 1,312,236
Citizen Watch Co., Ltd. 239,700 1,447,804
CKD Corp. 57,900 1,052,238
#CK-San-Etsu Co., Ltd. 400 10,485
CMK Corp. 169,700 417,217
Coca-Cola Bottlers Japan
Holdings, Inc. 115,800 1,777,454
#Colowide Co., Ltd. 33,200 432,166
Computer Engineering &
Consulting, Ltd. 25,200 374,915
Shares Value
JAPAN — (Continued)
Comture Corp. 37,400 $ 436,389
Copro-Holdings Co., Ltd. 5,900 84,955
#Core Corp., Class D 4,700 60,306
Cosel Co., Ltd. 28,601 222,734
Cosmos Initia Co., Ltd. 19,300 182,747
Cota Co., Ltd. 14,391 135,882
*Cover Corp. 24,900 354,568
#CREAL, Inc. 2,500 80,900
#Create Restaurants Holdings,
Inc. 80,900 829,454
Create SD Holdings Co., Ltd. 12,400 283,850
Creek & River Co., Ltd. 13,100 130,569
Cresco, Ltd. 24,500 279,521
#Cross Cat Co., Ltd. 8,100 58,882
CrowdWorks, Inc. 16,600 124,642
CTI Engineering Co., Ltd. 19,000 383,800
CTS Co., Ltd. 9,300 54,195
Cube System, Inc. 1,300 10,133
*CUC, Inc. 11,000 85,664
Curves Holdings Co., Ltd. 64,000 318,097
#*Cyber Security Cloud, Inc. 1,700 19,260
Cybozu, Inc. 25,800 693,452
#Dai Nippon Toryo Co., Ltd. 15,000 124,190
Daicel Corp. 135,200 1,171,024
Dai-Dan Co., Ltd. 21,800 671,404
#Daido Metal Co., Ltd. 27,600 127,093
Daido Steel Co., Ltd. 151,800 1,174,093
#Daiei Kankyo Co., Ltd. 5,100 105,392
Daihatsu Infinearth Mfg Co.,
Ltd. 40,000 701,419
Daihen Corp. 15,600 749,447
Daiho Corp. 36,500 202,515
Daiichi Jitsugyo Co., Ltd. 13,000 221,655
Daiichi Kigenso Kagaku-Kogyo
Co., Ltd. 21,270 96,955
Daiichikosho Co., Ltd. 88,564 956,876
Daiken Medical Co., Ltd. 10,800 31,648
Daiki Aluminium Industry Co.,
Ltd. 39,300 273,673
DAIKO XTECH Ltd 1,400 10,214
#Daikoku Denki Co., Ltd. 2,300 34,050
#Daikokutenbussan Co., Ltd. 10,100 483,205
Daikyonishikawa Corp. 29,500 140,154
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 14,155 320,262
Daio Paper Corp. 122,399 685,620
Daiseki Co., Ltd. 29,262 687,340
Daiseki Eco. Solution Co., Ltd. 6,500 53,643
Daishi Hokuetsu Financial
Group, Inc. 45,200 1,117,273
#Daishinku Corp. 26,300 103,106
Daisue Construction Co., Ltd. 16,600 257,777
#Daisyo Corp. 6,200 48,943
Daito Pharmaceutical Co., Ltd. 32,660 262,374
Daitron Co., Ltd. 7,000 172,099
Daiwabo Holdings Co., Ltd. 82,300 1,523,011
DCM Holdings Co., Ltd. 104,600 998,077
#*DD GROUP Co., Ltd. 11,300 127,270

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Dear Life Co., Ltd. 27,400 $ 233,044
Denka Co., Ltd. 204,900 2,900,691
Dentsu Soken, Inc. 3,100 136,569
Dexerials Corp. 132,700 1,937,661
DIC Corp. 111,400 2,215,490
Digital Arts, Inc. 16,400 875,059
Digital Hearts Holdings Co.,
Ltd. 20,600 131,954
Digital Information
Technologies Corp. 11,200 191,485
#dip Corp. 33,300 541,668
Direct Marketing MiX, Inc. 3,300 5,657
DKS Co., Ltd. 7,700 265,544
DMG Mori Co., Ltd. 53,000 1,228,725
#Double Standard, Inc. 8,500 90,255
Doutor Nichires Holdings Co.,
Ltd. 50,400 840,586
Dowa Holdings Co., Ltd. 95,800 3,156,094
DTS Corp. 23,200 773,873
#DyDo Group Holdings, Inc. 43,100 765,516
Eagle Industry Co., Ltd. 21,300 342,651
Earth Corp. 14,300 463,696
EAT&HOLDINGS Co., Ltd. 700 9,731
Ebara Foods Industry, Inc. 1,300 21,889
Ebara Jitsugyo Co., Ltd. 5,600 145,307
Ebase Co., Ltd. 24,400 82,363
#Eco's Co., Ltd. 4,700 76,951
#EDION Corp. 116,200 1,548,870
eGuarantee, Inc. 55,999 558,148
E-Guardian, Inc. 2,700 40,026
Ehime Bank, Ltd. (The) 28,627 206,578
Eiken Chemical Co., Ltd.,
Class P 4,100 65,085
Elan Corp., Class B 9,000 51,311
Elecom Co., Ltd. 37,000 482,614
#EM Systems Co., Ltd. 30,400 155,136
en Japan, Inc. 28,900 337,978
Endo Lighting Corp. 8,800 139,928
Enomoto Co., Ltd. 3,600 34,709
Enplas Corp. 900 31,994
#Envipro Holdings, Inc. 3,400 11,319
#eRex Co., Ltd. 27,900 138,485
ERI Holdings Co., Ltd. 4,800 98,076
ES-Con Japan, Ltd. 37,900 245,792
Eslead Corp. 4,100 127,227
ESPEC Corp. 23,400 499,113
Eternal Hospitality Group Co.,
Ltd. 11,700 238,284
eWeLL Co., Ltd. 3,000 47,404
Exedy Corp., Class A 37,300 1,182,239
EXEO Group, Inc. 254,400 3,367,320
Ezaki Glico Co., Ltd. 43,800 1,360,901
F&M Co., Ltd. 1,800 32,796
FaithNetwork Co, Ltd. 2,300 35,594
FALCO HOLDINGS Co., Ltd. 7,200 115,634
#Fast Fitness Japan, Inc. 4,600 46,582
*FDK Corp. 2,400 6,475
Feed One Co., Ltd. 24,954 180,239
Ferrotec Corp. 114,600 2,779,428
Shares Value
JAPAN — (Continued)
#FFRI Security, Inc. 5,000 $ 206,984
#Fibergate, Inc. 11,600 54,495
#FIDEA Holdings Co., Ltd. 8,400 85,231
#FINDEX, Inc. 19,700 100,270
#Fintech Global, Inc. 220,800 162,855
First Bank of Toyama, Ltd.
(The) 93,200 675,645
#Fixstars Corp. 78,000 1,070,268
#Focus Systems Corp. 9,900 94,727
Forum Engineering, Inc. 25,000 202,997
#Forval Corp. 2,200 21,884
#Foster Electric Co., Ltd. 91,500 1,149,108
FP Corp. 49,000 882,680
#FP Partner, Inc. 2,400 33,091
#France Bed Holdings Co.,
Ltd. 25,400 218,903
Freebit Co., Ltd. 11,000 110,223
Freund Corp. 100 732
#*Fronteo, Inc. 25,800 171,434
Fudo Tetra Corp. 18,000 283,465
#Fuji Co., Ltd. 5,400 72,840
#Fuji Corp. 127,900 2,413,184
Fuji Corp., Ltd. 14,400 66,405
#Fuji Die Co., Ltd. 12,200 62,015
Fuji Kosan Co., Ltd. 7,900 64,567
Fuji Kyuko Co., Ltd. 29,500 418,110
Fuji Oil Co., Ltd. 55,300 1,048,163
Fuji Oil Co., Ltd. 161,600 358,646
Fuji Pharma Co., Ltd. 26,600 248,511
Fuji Seal International, Inc. 40,800 754,757
Fujibo Holdings, Inc. 10,200 403,947
#Fujicco Co., Ltd. 23,200 250,198
Fujikura Composites, Inc. 20,100 213,294
Fujimi, Inc. 50,600 765,918
#Fujio Food Group, Inc. 19,300 145,428
Fujita Kanko, Inc. 11,300 794,405
Fujiya Co., Ltd. 15,100 248,230
#FuKoKu Co., Ltd. 14,500 169,381
Fukuda Corp. 4,600 162,916
Fukuda Denshi Co., Ltd. 7,900 369,554
#Fukui Bank, Ltd. (The) 12,200 154,430
Fukui Computer Holdings, Inc. 12,300 249,686
Fukuyama Transporting Co.,
Ltd. 16,699 398,903
FULLCAST Holdings Co., Ltd. 24,700 275,566
Fumakilla, Ltd. 100 737
Funai Soken Holdings, Inc. 21,500 339,868
*Furukawa Battery Co., Ltd.
(The) 4,600 42,334
Furukawa Co., Ltd. 36,100 577,859
Furukawa Electric Co., Ltd. 18,400 1,124,210
Furuno Electric Co., Ltd. 80,100 2,331,227
#Furuya Metal Co., Ltd. 47,901 824,688
Furyu Corp. 26,200 184,190
#Fuso Chemical Co., Ltd. 23,200 665,191
#Fuso Pharmaceutical
Industries, Ltd. 8,800 129,227
Futaba Industrial Co., Ltd. 89,900 488,045
Future Corp. 35,600 560,157

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
G-7 Holdings, Inc. 24,100 $ 209,941
*GA Technologies Co., Ltd. 15,300 205,464
#Gakken Holdings Co., Ltd. 40,500 258,347
Gakkyusha Co., Ltd. 2,800 43,592
Gakujo Co., Ltd. 10,700 132,315
Galilei Co., Ltd. 14,100 311,054
Gecoss Corp. 9,100 79,091
*Geniee, Inc. 1,700 17,260
#Genki Global Dining
Concepts Corp. 13,400 311,638
Genky DrugStores Co., Ltd. 17,100 510,745
Geo Holdings Corp.,
Registered 76,300 838,060
#Gift Holdings, Inc. 14,800 345,181
giftee, Inc. 12,200 114,546
Giken, Ltd. 19,900 190,676
Global Link Management KK 3,200 47,225
Global, Ltd. (The) 5,000 38,108
#GLOBERIDE, Inc. 23,100 347,509
Glory, Ltd. 52,700 1,361,141
GLTECHNO HOLDINGS, Inc. 4,560 91,809
#GMO Financial Gate, Inc. 2,800 90,329
GMO Financial Holdings, Inc. 52,600 292,892
GMO GlobalSign Holdings KK 5,800 88,448
#*GNI Group, Ltd. 77,800 1,448,524
#Godo Steel, Ltd. 24,900 632,034
*Gokurakuyu Holdings Co.,
Ltd. 6,700 21,726
Goldwin, Inc. 25,100 1,307,245
#Good Com Asset Co., Ltd. 24,900 204,501
Gourmet Kineya Co., Ltd. 9,000 58,487
#Grandy House Corp. 22,500 82,378
Greens Co., Ltd. 13,200 181,035
grems, Inc. 10,100 168,988
GS Yuasa Corp. 226,400 4,106,927
#GSI Creos Corp. 4,200 59,360
G-Tekt Corp. 32,900 407,711
Gunma Bank, Ltd. (The) 72,300 682,189
Gunze, Ltd. 42,100 1,071,418
H.U. Group Holdings, Inc.,
Class B 59,901 1,296,372
H2O Retailing Corp. 155,800 2,066,877
Hagihara Industries, Inc. 14,600 153,281
Hagiwara Electric Holdings
Co., Ltd. 7,101 163,022
Hakudo Co., Ltd. 3,400 54,944
#Hakuto Co., Ltd. 7,900 200,262
Halows Co., Ltd. 12,100 398,389
Hamakyorex Co., Ltd. 83,600 813,808
#Hamee Corp., Class A 7,400 62,546
Hanwa Co., Ltd., Class B 30,600 1,240,307
#Happinet Corp., Class B 15,900 605,382
Hard Off Corp. Co., Ltd. 10,400 120,727
#Harima Chemicals Group,
Inc. 7,000 39,304
Harmonic Drive Systems, Inc. 4,300 83,031
#Hashimoto Sogyo Holdings
Co., Ltd. 1,300 11,100
Hazama Ando Corp. 166,800 1,777,781
Shares Value
JAPAN — (Continued)
#*Headwaters Co., Ltd. 1,800 $ 47,723
#Heiwa Corp. 52,700 732,222
Heiwado Co., Ltd. 44,600 863,580
#Hennge K.K. 18,500 206,641
#Hibino Corp. 3,700 58,366
#Hiday Hidaka Corp. 36,300 820,094
#*Hino Motors, Ltd. 898,200 2,204,692
Hioki EE Corp. 9,900 367,726
#Hirakawa Hewtech Corp. 9,490 103,353
*Hiramatsu, Inc. 12,700 10,970
#Hirano Tecseed Co., Ltd. 3,900 40,349
Hirata Corp. 46,803 667,704
Hirogin Holdings, Inc. 403,800 3,556,510
Hirose Tusyo, Inc. 500 13,838
#HIS Co., Ltd. 147,500 1,403,502
Hochiki Corp. 14,600 308,502
#Hodogaya Chemical Co., Ltd. 13,200 133,408
Hogy Medical Co., Ltd. 14,000 443,270
Hokkaido Coca-Cola Bottling
Co., Ltd., Class CO 1,400 32,001
#Hokkaido Electric Power Co.,
Inc. 407,500 2,455,642
Hokkaido Gas Co., Ltd. 61,700 249,678
Hokkan Holdings, Ltd. 3,300 44,096
Hokko Chemical Industry Co.,
Ltd. 23,300 231,614
#Hokkoku Financial Holdings,
Inc. 20,500 762,816
#Hokuetsu Corp. 41,800 283,861
Hokuhoku Financial Group,
Inc. 170,800 3,654,447
Hokuriku Electric Industry Co.,
Ltd. 5,700 79,235
Hokuriku Electric Power Co. 182,100 947,436
Hokuto Corp. 27,200 333,640
#H-One Co., Ltd. 18,800 177,763
Honeys Holdings Co., Ltd. 26,600 262,827
Hoosiers Holdings Co., Ltd. 29,200 262,518
Horiba, Ltd. 5,400 403,309
Hosokawa Micron Corp. 11,100 399,023
#Hotland Holdings Co., Ltd. 7,900 104,724
House Foods Group, Inc. 38,300 711,437
#Howa Machinery, Ltd. 58,400 406,291
HS Holdings Co., Ltd.,
Registered 5,900 41,948
Hurxley Corp. 1,900 7,966
Hyakugo Bank, Ltd. (The) 154,300 771,013
Hyakujushi Bank, Ltd. (The),
Class R 32,700 1,086,415
IBJ, Inc. 26,700 154,351
#Ichibanya Co., Ltd. 56,000 363,547
Ichigo, Inc. 70,700 189,323
Ichiken Co., Ltd. 2,700 56,155
Ichikoh Industries, Ltd. 44,100 111,939
Ichinen Holdings Co., Ltd. 19,100 219,054
#Ichiyoshi Securities Co., Ltd. 33,900 170,519
ID Holdings Corp. 6,600 111,612
IDEA Consultants, Inc. 3,700 80,026
Idec Corp. 36,200 550,595

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
IDOM, Inc. 88,200 $ 576,689
#IG Port, Inc. 5,900 66,059
Iino Kaiun Kaisha, Ltd. 100,700 695,890
#IKK Holdings, Inc. 3,300 17,367
I'll, Inc. 14,800 277,718
#Imuraya Group Co., Ltd. 6,400 105,253
Inaba Denki Sangyo Co., Ltd. 22,700 598,365
Inaba Seisakusho Co., Ltd. 10,700 127,124
Inabata & Co., Ltd. 53,700 1,172,162
#I-NE Co., Ltd. 10,500 118,399
#I-Net Corp., Registered 12,400 163,306
Infomart Corp. 307,900 857,238
INFRONEER Holdings, Inc. 239,000 2,036,729
Innotech Corp. 15,500 152,636
Insource Co., Ltd. 63,400 388,838
#Intage Holdings, Inc. 4,200 54,504
#Intelligent Wave, Inc. 12,600 90,170
#Inter Action Corp. 13,400 120,203
#Inui Global Logistics Co., Ltd. 25,200 211,821
#IPS, Inc. 7,500 138,044
Iriso Electronics Co., Ltd. 32,900 637,035
ISB Corp. 8,600 86,117
Ise Chemicals Corp. 400 73,225
Iseki & Co., Ltd. 25,800 240,865
#Ishihara Chemical Co., Ltd. 1,500 19,755
Ishihara Sangyo Kaisha, Ltd.,
Class A 50,300 734,304
#Istyle, Inc. 505,402 1,941,077
Itfor, Inc. 17,200 174,863
#ITmedia, Inc. 16,200 177,937
Ito En, Ltd. 109,300 2,383,618
Itochu Enex Co., Ltd. 50,100 676,789
Itochu-Shokuhin Co., Ltd. 5,000 337,553
Itoham Yonekyu Holdings, Inc. 21,800 738,762
Itoki Corp. 55,800 864,280
IwaiCosmo Holdings, Inc. 22,900 373,260
Iwaki Co., Ltd. 5,800 102,053
Iwatani Corp. 200,000 2,113,691
Izumi Co., Ltd. 47,300 1,003,233
J Trust Co., Ltd. 174,636 517,543
JAC Recruitment Co., Ltd. 39,800 280,593
*Jade Group, Inc. 5,200 48,097
#JALCO Holdings, Inc. 55,300 118,688
#JANOME Corp. 15,500 118,442
Japan Airport Terminal Co.,
Ltd. 15,900 485,574
Japan Aviation Electronics
Industry, Ltd. 46,700 754,052
Japan Business Systems, Inc. 5,600 53,918
#Japan Cash Machine Co.,
Ltd. 32,400 205,817
#*Japan Communications, Inc. 156,699 168,678
#Japan Electronic Materials
Corp. 62,500 1,019,137
#Japan Elevator Service
Holdings Co., Ltd. 46,300 1,250,603
#Japan Engine Corp. 2,000 101,000
Japan Eyewear Holdings Co.,
Ltd. 4,500 62,972
Shares Value
JAPAN — (Continued)
#Japan Hospice Holdings, Inc. 14,600 $ 100,603
#Japan Investment Adviser
Co., Ltd. 54,500 667,059
Japan Lifeline Co., Ltd. 61,400 592,805
Japan Material Co., Ltd. 32,600 302,183
Japan Medical Dynamic
Marketing, Inc. 13,400 47,013
#Japan Property Management
Center  Co., Ltd. 11,500 89,787
Japan Pulp & Paper Co., Ltd. 79,200 346,281
Japan Securities Finance Co.,
Ltd. 69,300 846,363
Japan Steel Works, Ltd. (The) 5,000 313,000
#Japan System Techniques
Co., Ltd. 14,000 174,517
#Japan Transcity Corp. 30,200 233,581
Japan Wool Textile Co., Ltd.
(The) 49,100 456,759
JBCC Holdings, Inc. 51,900 451,769
JCR Pharmaceuticals Co., Ltd. 10,500 40,327
JCU Corp. 20,800 495,485
JDC Corp. 74,600 231,986
Jeol, Ltd. 68,000 1,979,069
JFE Systems, Inc. 2,400 31,895
Jichodo Co., Ltd. 200 12,798
#*JIG-SAW, Inc. 900 16,320
JINS Holdings, Inc. 14,400 770,258
JINUSHI Co., Ltd. 29,900 472,654
#JK Holdings Co., Ltd. 7,200 58,128
J-Lease Co., Ltd. 13,700 131,543
JM Holdings Co., Ltd. 17,500 335,593
JMS Co., Ltd. 3,200 9,420
J-Oil Mills, Inc. 23,400 323,102
Joshin Denki Co., Ltd. 25,200 412,256
Joyful Honda Co., Ltd. 89,300 1,238,967
JP-Holdings, Inc. 68,900 249,513
#JSB Co., Ltd. 11,100 289,126
JSP Corp. 17,300 218,642
JTEKT Corp. 276,151 2,404,704
*Juki Corp., Registered 22,100 58,739
Juroku Financial Group, Inc. 9,500 330,775
Justsystems Corp. 25,300 643,869
JVCKenwood Corp.,
Registered 252,600 1,999,886
Kadoya Sesame Mills, Inc. 1,000 25,848
Kaga Electronics Co., Ltd.,
Class B 24,400 471,479
Kagome Co., Ltd. 129,700 2,489,375
#Kakiyasu Honten Co., Ltd.,
Class B 6,000 108,960
Kamakura Shinsho, Ltd. 30,900 114,775
Kameda Seika Co., Ltd. 15,600 419,296
Kamei Corp. 19,300 330,740
Kamigumi Co., Ltd. 41,400 1,164,740
Kanaden Corp. 10,900 136,888
Kanadevia Corp. 183,714 1,248,808
Kanagawa Chuo Kotsu Co.,
Ltd. 5,100 124,031
Kanamic Network Co., Ltd. 32,600 95,745

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Kanamoto Co., Ltd. 36,400 $ 824,772
Kaneka Corp. 30,100 858,828
Kaneko Seeds Co., Ltd. 3,300 30,216
Kanematsu Corp. 72,200 1,367,528
#Kanro, Inc. 16,200 204,740
#Kansai Paint Co., Ltd. 121,800 1,742,081
Kanto Denka Kogyo Co., Ltd. 135,300 770,471
#Kappa Create Co., Ltd. 20,900 211,090
#Kasumigaseki Capital Co.,
Ltd. 3,200 411,655
Katitas Co., Ltd. 28,100 475,569
Kato Sangyo Co., Ltd. 3,700 140,875
Kato Works Co., Ltd. 19,900 179,833
KAWADA TECHNOLOGIES,
Inc. 16,000 421,542
Kawai Musical Instruments
Manufacturing Co., Ltd. 3,500 60,886
#KeePer Technical Laboratory
Co., Ltd. 14,901 325,754
Keihan Holdings Co., Ltd. 73,900 1,521,752
Keihanshin Building Co., Ltd. 23,500 244,377
Keikyu Corp. 127,300 1,314,913
Keio Corp. 39,300 923,646
KEIWA, Inc. 35,001 290,716
Keiyo Bank, Ltd. (The) 184,400 1,398,056
Kenko Mayonnaise Co., Ltd. 15,133 188,943
#KeyHolder, Inc. 4,400 21,343
KH Neochem Co., Ltd. 68,000 1,295,884
#Kibun Foods, Inc. 13,700 100,773
#Kimura Chemical Plants Co.,
Ltd. 31,200 212,084
#Kimura Unity Co., Ltd. 9,000 49,636
Kinki Sharyo Co., Ltd. (The) 2,700 37,730
#Kintetsu Department Store
Co., Ltd. 10,300 125,863
#Ki-Star Real Estate Co., Ltd. 12,600 406,060
Kitagawa Corp. 5,000 47,344
#Kita-Nippon Bank, Ltd. (The) 4,884 110,178
Kitz Corp. 115,200 973,683
Kiyo Bank, Ltd. (The), Class B 67,900 1,247,958
#*KNT-CT Holdings Co., Ltd. 4,801 33,146
Koa Corp. 55,700 393,059
Koa Shoji Holdings Co., Ltd. 2,100 10,089
Koatsu Gas Kogyo Co., Ltd. 12,300 89,576
#Kobe Electric Railway Co.,
Ltd. 6,500 104,824
Kohnan Shoji Co., Ltd., Class
R 15,700 406,857
#Kohoku Kogyo Co., Ltd. 2,500 43,972
#Kohsoku Corp. 5,500 106,422
Koike-ya, Inc. 400 12,824
Kokuyo Co., Ltd. 51,400 303,629
KOMEDA Holdings Co., Ltd. 66,300 1,326,044
Komehyo Holdings Co., Ltd. 4,300 83,946
Komeri Co., Ltd. 28,100 583,491
#Konaka Co., Ltd. 4,100 6,702
#Kondotec, Inc., Class B 9,400 99,562
*Konica Minolta, Inc. 597,100 1,947,682
Konishi Co., Ltd. 47,400 384,882
Shares Value
JAPAN — (Continued)
Konoike Transport Co., Ltd. 15,100 $ 324,084
#Konoshima Chemical Co.,
Ltd. 6,700 57,965
#Kosaido Holdings Co., Ltd. 316,400 965,000
Kose Corp. 800 30,970
Koshidaka Holdings Co., Ltd. 83,300 757,197
Kotobuki Spirits Co., Ltd.,
Class R 148,200 2,001,505
#*Kourakuen Corp. 18,000 122,595
KOZO KEIKAKU
ENGINEERING HOLDINGS,
Inc. 2,500 41,131
KPP Group Holdings Co., Ltd. 75,300 390,772
Krosaki Harima Corp. 22,500 515,798
KRS Corp. 11,600 262,839
K's Holdings Corp. 345,100 3,469,459
KU Holdings Co., Ltd. 20,200 157,042
*kubell Co., Ltd. 29,600 101,686
Kumagai Gumi Co., Ltd. 14,100 423,483
Kumiai Chemical Industry Co.,
Ltd. 170,400 922,795
Kura Sushi, Inc. 19,401 536,929
#Kurabo Industries, Ltd. 9,300 496,840
Kureha Corp. 17,100 393,143
#Kurimoto, Ltd. 7,200 377,474
Kuriyama Holdings Corp. 7,200 73,438
Kushikatsu Tanaka Holdings
Co. 1,100 14,216
Kusuri no Aoki Holdings Co.,
Ltd. 51,800 1,385,739
KYB Corp. 47,200 1,024,007
Kyodo Printing Co., Ltd. 19,200 177,718
Kyoei Steel, Ltd. 29,200 421,425
#Kyokuto Boeki Kaisha, Ltd. 10,900 111,249
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 76,900 1,345,922
Kyokuyo Co., Ltd. 16,300 507,429
Kyorin Pharmaceutical Co.,
Ltd. 51,900 525,225
KYORITSU Co., Ltd. 12,500 15,366
Kyoritsu Maintenance Co., Ltd. 47,500 1,156,450
Kyosan Electric Manufacturing
Co., Ltd. 38,900 130,791
Kyudenko Corp. 41,100 1,763,399
Kyushu Financial Group, Inc. 636,820 3,299,303
LA Holdings Co., Ltd. 17,400 713,366
Lacto Japan Co., Ltd. 8,700 232,682
LAND Co., Ltd. 490,800 32,612
#LEC, Inc. 12,200 91,604
Leopalace21 Corp. 288,600 1,374,971
Life Corp. 18,500 296,993
#Lifedrink Co., Inc. 110,900 1,657,292
LIFULL Co., Ltd. 252,800 335,958
#LIKE, Inc. 8,100 77,074
Linical Co., Ltd. 100 219
Link And Motivation, Inc. 53,800 179,816
Lintec Corp. 52,100 1,052,420
Lion Corp. 85,700 841,368
#LITALICO, Inc. 30,200 286,157

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Loadstar Capital KK 12,600 $ 243,385
Look Holdings, Inc. 3,200 51,669
#M&A Capital Partners Co.,
Ltd. 24,500 484,156
Mabuchi Motor Co., Ltd. 182,800 2,657,065
#Macbee Planet, Inc. 7,100 124,643
Macnica Holdings, Inc. 163,500 2,156,533
Maeda Kosen Co., Ltd. 34,900 443,164
Maezawa Industries, Inc. 14,500 168,418
Makino Milling Machine Co.,
Ltd. 1,800 137,426
#Mamiya-Op Co., Ltd. 10,100 102,211
Mammy Mart Corp. 2,000 73,757
#Management Solutions Co.,
Ltd. 12,900 145,719
Mandom Corp. 73,201 701,391
#Mani, Inc. 71,100 603,071
MarkLines Co., Ltd. 9,300 122,851
Marubun Corp. 27,100 199,160
#Maruchiyo Yamaokaya Corp. 2,800 115,911
Marudai Food Co., Ltd. 22,400 284,140
Maruha Nichiro Corp. 65,400 1,364,537
MARUKA FURUSATO Corp. 25,300 400,611
Maruzen CHI Holdings Co.,
Ltd. 100 214
Maruzen Showa Unyu Co.,
Ltd. 10,400 498,249
#Marvelous, Inc. 39,200 141,437
Matching Service Japan Co.,
Ltd. 11,300 72,232
Matsuda Sangyo Co., Ltd. 19,300 463,600
#Matsui Securities Co., Ltd. 84,400 415,004
Matsuoka Corp. 1,700 20,740
#Matsuya Co., Ltd. 62,300 466,541
#Matsuyafoods Holdings Co.,
Ltd. 7,100 296,747
Max Co., Ltd. 4,700 158,025
Maxell, Ltd. 84,800 1,135,400
Maxvalu Tokai Co., Ltd. 5,100 107,764
MCJ Co., Ltd. 47,100 442,536
#MEC Co., Ltd. 35,500 665,205
Media Do Co., Ltd. 12,200 142,433
#Medical Data Vision Co., Ltd. 16,200 53,499
#Medical System Network Co.,
Ltd., Class B 26,600 86,961
#Medius Holdings Co., Ltd. 2,000 11,442
#*Medley, Inc. 67,000 1,389,016
MedPeer, Inc. 2,500 11,612
Megmilk Snow Brand Co., Ltd. 66,500 1,262,879
Meidensha Corp. 63,800 2,433,383
Meiho Facility Works, Ltd. 3,700 25,446
#Meiji Electric Industries Co.,
Ltd. 7,300 94,733
Meiji Shipping Group Co., Ltd. 13,300 62,304
Meiko Electronics Co., Ltd. 32,100 1,601,854
MEITEC Group Holdings, Inc. 38,300 804,963
Meiwa Corp. 46,600 235,330
#Meiwa Estate Co., Ltd. 15,700 108,704
#Menicon Co., Ltd. 157,301 1,229,183
Shares Value
JAPAN — (Continued)
*Mercari, Inc. 455,100 $ 7,047,480
METAWATER Co., Ltd. 38,400 699,643
Micronics Japan Co., Ltd. 127,800 4,755,507
Midac Holdings Co., Ltd. 12,800 185,075
Mie Kotsu Group Holdings, Inc. 50,900 171,138
#MIGALO HOLDINGS, Inc. 9,400 60,649
Mikuni Corp. 6,400 12,843
Milbon Co., Ltd. 59,600 1,011,848
MIMAKI ENGINEERING Co.,
Ltd. 26,200 380,391
Mipox Corp. 9,900 34,404
#Mirai Industry Co., Ltd. 4,300 108,432
MIRAIT ONE Corp. 111,000 2,001,017
#Mirarth Holdings, Inc. 452,200 1,165,843
Miroku Jyoho Service Co., Ltd. 16,900 211,229
Mitachi Co., Ltd. 1,400 11,963
Mitani Corp. 12,028 177,269
Mitsuba Corp. 49,400 281,639
Mitsubishi Kakoki Kaisha, Ltd. 48,300 718,266
Mitsubishi Logisnext Co., Ltd. 22,400 292,326
Mitsubishi Logistics Corp. 106,500 913,241
#Mitsubishi Materials Corp. 303,900 4,689,908
#Mitsubishi Paper Mills, Ltd. 73,800 330,517
Mitsubishi Pencil Co., Ltd. 13,800 190,822
Mitsubishi Research Institute,
Inc. 6,100 191,721
#Mitsubishi Steel
Manufacturing Co., Ltd. 29,700 328,980
Mitsuboshi Belting, Ltd. 32,700 782,219
#Mitsui DM Sugar Co., Ltd. 19,600 403,734
Mitsui E&S Co., Ltd. 65,400 1,379,747
Mitsui High-Tec, Inc. 273,000 1,398,605
Mitsui Mining & Smelting Co.,
Ltd. 148,500 6,364,497
#Mitsui-Soko Holdings Co.,
Ltd. 54,300 1,419,785
Mitsuuroko Group Holdings
Co., Ltd. 22,000 312,396
Miura Co., Ltd. 8,000 160,962
#Miyaji Engineering Group,
Inc. 29,800 389,888
#Miyazaki Bank, Ltd. (The) 16,500 440,746
Miyoshi Oil & Fat Co., Ltd. 9,700 125,363
#Mizuho Medy Co., Ltd. 19,600 185,327
Mizuno Corp. 58,500 1,075,192
Mochida Pharmaceutical Co.,
Ltd. 17,700 364,009
Monogatari Corp. (The) 29,900 783,784
Morinaga & Co., Ltd. 82,600 1,327,132
Morinaga Milk Industry Co.,
Ltd. 101,300 2,211,846
#Moriroku Co., Ltd. 10,500 169,471
Morita Holdings Corp. 28,000 428,665
Morito Co., Ltd. 8,800 89,991
#Moriya Transportation
Engineering & Manufacturing
Co., Ltd. 7,100 196,495
Morozoff, Ltd. 5,400 55,078
#Mory Industries, Inc. 9,000 53,942

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
MOS Food Services, Inc. 19,700 $ 502,007
#MrMax Holdings, Ltd. 4,500 25,536
#MTI, Ltd. 7,900 48,714
Mugen Estate Co., Ltd. 11,000 144,211
m-up Holdings, Inc. 70,000 988,870
Musashi Seimitsu Industry
Co., Ltd. 73,800 1,608,452
Musashino Bank, Ltd. (The) 28,800 716,675
Muto Seiko Co. 2,100 22,619
Nabtesco Corp. 241,400 4,492,114
Nachi-Fujikoshi Corp. 18,800 404,120
Nafco Co., Ltd. 11,200 139,167
#Nagano Keiki Co., Ltd. 7,300 101,815
Nagase & Co., Ltd. 69,100 1,368,501
Nagase Brothers, Inc. 5,200 66,445
Nagoya Railroad Co., Ltd. 256,200 2,799,567
Nakamoto Packs Co., Ltd. 1,000 13,276
Nakanishi, Inc. 45,800 595,572
#Nakayama Steel Works, Ltd. 113,200 481,398
#Namura Shipbuilding Co.,
Ltd. 371,100 7,693,491
Nankai Electric Railway Co.,
Ltd. 101,400 1,641,993
Nanto Bank, Ltd. (The) 35,800 1,087,119
Nanyo Corp. 4,600 40,744
#Natori Co., Ltd. 4,900 65,542
NCD Co., Ltd. 4,300 84,946
NEOJAPAN, Inc. 1,000 11,688
*Net Protections Holdings, Inc. 91,300 454,998
#New Art Holdings Co., Ltd. 1,100 10,204
New Japan Chemical Co., Ltd.,
Class B 900 1,268
#Nextage Co., Ltd. 74,100 935,020
#*NexTone, Inc. 2,400 29,535
NHK Spring Co., Ltd. 109,100 1,242,549
Nicca Chemical Co., Ltd. 1,500 12,648
Nice Corp. 800 9,818
Nichias Corp. 47,300 1,832,347
#Nichiban Co., Ltd. 5,700 76,318
Nichicon Corp. 70,200 607,798
#Nichiden Corp. 10,700 203,058
Nichiha Corp. 20,200 424,818
Nichimo Co., Ltd. 6,200 96,979
Nichireki Group Co., Ltd. 11,700 230,976
Nichirin Co., Ltd. 5,900 139,174
Nifco, Inc. 44,100 1,084,222
Nihon Chouzai Co., Ltd. 13,700 319,981
#Nihon Dempa Kogyo Co., Ltd. 30,200 169,567
Nihon Denkei Co., Ltd. 300 4,264
#Nihon Flush Co., Ltd. 11,600 61,894
#Nihon House Holdings Co.,
Ltd. 20,900 42,774
Nihon M&A Center Holdings,
Inc. 582,700 2,942,636
Nihon Nohyaku Co., Ltd. 49,500 292,076
Nihon Yamamura Glass Co.,
Ltd. 16,100 286,921
Niitaka Co., Ltd. 1,000 13,628
Nikkiso Co., Ltd. 109,862 989,156
Shares Value
JAPAN — (Continued)
Nikko Co., Ltd. 12,100 $ 60,864
#Nikkon Holdings Co., Ltd. 40,500 918,210
Nippi, Inc. 900 64,886
Nippn Corp. 40,200 582,051
Nippon Air Conditioning
Services Co., Ltd. 12,300 96,033
Nippon Aqua Co., Ltd. 23,200 125,639
#Nippon Avionics Co., Ltd. 3,000 88,807
Nippon Carbide Industries Co.,
Inc. 10,800 136,494
#Nippon Carbon Co., Ltd. 13,300 366,315
#Nippon Chemical Industrial
Co., Ltd. 9,700 137,416
#*Nippon Chemi-Con Corp. 38,300 320,916
#*Nippon Coke & Engineering
Co., Ltd. 590,997 369,140
#Nippon Concept Corp. 4,000 81,199
#Nippon Concrete Industries
Co., Ltd. 38,300 77,112
Nippon Denko Co., Ltd. 294,300 551,464
Nippon Densetsu Kogyo Co.,
Ltd. 25,300 485,171
Nippon Dry-Chemical Co., Ltd. 6,900 235,204
Nippon Electric Glass Co., Ltd. 102,100 2,751,025
Nippon Fine Chemical Co.,
Ltd. 2,300 41,936
Nippon Gas Co., Ltd. 123,100 2,248,183
Nippon Kayaku Co., Ltd. 148,200 1,393,422
Nippon Kodoshi Corp. 3,400 42,993
Nippon Light Metal Holdings
Co., Ltd. 117,400 1,376,083
Nippon Paper Industries Co.,
Ltd. 318,900 2,364,812
Nippon Parking Development
Co., Ltd. 311,300 550,223
Nippon Rietec Co., Ltd. 13,500 178,959
Nippon Seisen Co., Ltd. 2,000 14,512
Nippon Sharyo, Ltd. 4,500 71,943
*Nippon Sheet Glass Co., Ltd. 462,600 1,546,150
Nippon Shinyaku Co., Ltd. 61,200 1,332,618
Nippon Shokubai Co., Ltd. 123,500 1,409,834
Nippon Signal Co., Ltd. 70,100 523,555
Nippon Soda Co., Ltd. 19,700 448,992
Nippon Thompson Co., Ltd. 66,000 264,447
Nippon Yakin Kogyo Co., Ltd. 25,100 700,488
Nipro Corp. 241,100 2,227,646
Nireco Corp. 1,100 15,327
Nishimatsu Construction Co.,
Ltd. 20,400 681,694
Nishimatsuya Chain Co., Ltd. 9,600 142,697
Nishi-Nippon Financial
Holdings, Inc. 137,800 2,198,464
Nishi-Nippon Railroad Co., Ltd. 48,400 690,808
Nishio Holdings Co., Ltd. 16,400 462,049
Nissan Tokyo Sales Holdings
Co., Ltd. 15,300 50,629
Nissei ASB Machine Co., Ltd. 8,200 356,344
Nissei Plastic Industrial Co.,
Ltd. 8,932 52,882

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Nissha Co., Ltd. 65,301 $ 584,040
Nisshin Oillio Group, Ltd. (The) 7,400 253,231
Nisshinbo Holdings, Inc. 185,400 1,185,121
#Nisso Holdings Co., Ltd. 17,600 77,653
Nissui Corp. 635,500 3,738,384
Nitta Gelatin, Inc. 12,100 74,050
Nitto Boseki Co., Ltd. 41,300 1,838,666
Nitto Fuji Flour Milling Co., Ltd. 1,000 48,839
Nitto Kogyo Corp. 30,700 681,338
Nitto Seiko Co., Ltd. 24,453 102,040
Nittoc Construction Co., Ltd. 8,400 66,365
#Nittoku Co., Ltd., Class B 47,400 642,205
No.1 Co., Ltd. 1,000 16,127
Noevir Holdings Co., Ltd. 12,200 373,713
Nojima Corp. 41,500 955,497
#Nomura Micro Science Co.,
Ltd. 37,600 693,062
Noritake Co., Ltd. 25,700 736,872
Noritz Corp. 42,500 542,493
North Pacific Bank, Ltd. 794,900 3,464,928
#NPC, Inc. 21,000 88,329
NPR-RIKEN Corp. 34,800 589,423
#NS Tool Co., Ltd. 15,500 80,026
NS United Kaiun Kaisha, Ltd. 19,500 544,204
NSD Co., Ltd. 48,200 1,156,838
NSK, Ltd. 608,100 2,931,503
NSW, Inc. 5,100 87,940
#NTN Corp. 1,324,700 2,270,990
#*Nxera Pharma Co., Ltd. 169,200 1,034,347
#Oat Agrio Co., Ltd. 7,400 118,601
#Obara Group, Inc. 5,600 144,005
#Oenon Holdings, Inc. 33,200 129,937
Ogaki Kyoritsu Bank, Ltd.
(The) 55,800 1,059,679
#Ohara, Inc. 9,500 74,551
Ohba Co., Ltd. 2,500 17,326
Ohsho Food Service Corp. 14,900 370,780
OIE Sangyo Co., Ltd. 800 11,456
Oiles Corp. 32,000 457,796
#*Oisix ra daichi, Inc. 8,900 102,486
Oita Bank, Ltd. (The) 9,000 284,063
Okabe Co., Ltd. 40,100 232,081
Okada Aiyon Corp. 9,400 120,486
#Okamoto Industries, Inc. 8,500 289,744
#Okamoto Machine Tool
Works, Ltd. 4,900 159,866
Okamura Corp. 29,400 465,336
Okasan Securities Group, Inc. 144,500 630,828
Oki Electric Industry Co., Ltd. 282,400 2,964,829
Okinawa Cellular Telephone
Co. 15,700 535,174
#Okinawa Electric Power Co.,
Inc. (The) 55,900 358,441
Okinawa Financial Group, Inc. 20,000 456,494
OKUMA Corp. 100,100 2,743,696
Okumura Corp. 23,700 703,150
Okura Industrial Co., Ltd. 8,200 238,380
Okuwa Co., Ltd. 45,774 282,865
Onamba Co., Ltd. 4,800 32,118
Shares Value
JAPAN — (Continued)
One Career, Inc. 7,200 $ 105,013
Onoken Co., Ltd. 25,900 248,855
Onward Holdings Co., Ltd. 326,500 1,334,247
Ootoya Holdings Co., Ltd. 1,300 45,869
Open Up Group, Inc. 35,200 433,641
Optex Group Co., Ltd. 44,300 501,887
#*Optim Corp. 23,600 83,112
#Optimus Group Co., Ltd. 30,200 73,847
#Optorun Co., Ltd. 92,100 1,000,588
Organo Corp. 47,800 2,998,319
Oriental Shiraishi Corp. 203,000 520,668
#Oro Co., Ltd. 10,500 221,519
Osaka Organic Chemical
Industry, Ltd. 20,900 409,404
#Osaka Soda Co., Ltd. 7,500 92,545
#Osaka Steel Co., Ltd. 7,400 125,780
#OSAKA Titanium
Technologies Co., Ltd. 26,900 296,714
#Osaki Electric Co., Ltd. 46,200 321,722
OSG Corp. 106,800 1,388,091
Oval Corp. 13,400 42,383
#*Oxide Corp. 33,200 411,650
#Pacific Industrial Co., Ltd. 74,400 1,026,804
Pack Corp. (The) 38,600 291,113
PAL GROUP Holdings Co.,
Ltd. 16,400 549,228
PALTAC Corp. 17,800 511,782
Paraca, Inc. 4,200 52,997
Paramount Bed Holdings Co.,
Ltd., Class A 28,400 467,813
Park24 Co., Ltd. 231,900 2,950,852
Pegasus Co., Ltd. 20,300 77,561
Penta-Ocean Construction
Co., Ltd. 451,900 2,945,705
#People Dreams &
Technologies Group Co., Ltd. 4,200 50,095
*PeptiDream, Inc. 66,700 753,669
Pharma Foods International
Co., Ltd. 50,600 298,230
PHC Holdings Corp.,
Registered 43,700 270,049
*PIA Corp. 1,100 21,781
Pickles Holdings Co., Ltd. 200 1,316
Pigeon Corp. 230,200 2,554,464
#PILLAR Corp. 19,400 504,030
Pilot Corp. 20,400 595,618
#*PKSHA Technology, Inc. 39,500 934,383
#Plus Alpha Consulting Co.,
Ltd. 30,200 462,547
Pola Orbis Holdings, Inc. 69,900 593,821
Pole To Win Holdings, Inc. 31,800 76,492
#Port, Inc. 9,500 120,443
PR Times Corp. 6,600 126,566
Premium Water Holdings, Inc. 600 13,037
Press Kogyo Co., Ltd., Class B 129,800 516,630
Prestige International, Inc. 98,000 429,782
Prima Meat Packers, Ltd. 43,100 684,468
Procrea Holdings, Inc. 21,000 214,193
#Pronexus, Inc. 1,400 10,540

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
#Pro-Ship, Inc. 5,600 $ 109,622
PS Construction Co., Ltd.,
Registered 28,610 349,415
Punch Industry Co., Ltd. 11,600 30,986
QB Net Holdings Co., Ltd. 17,400 138,973
#Qol Holdings Co., Ltd. 23,900 321,589
Quick Co., Ltd. 7,100 110,490
#Raccoon Holdings, Inc. 24,200 108,381
Raito Kogyo Co., Ltd. 76,800 1,594,737
Raiznext Corp. 22,600 280,670
Raksul, Inc. 142,000 1,184,159
Rakus Co., Ltd. 49,700 772,770
Rasa Corp. 200 2,045
Rasa Industries, Ltd. 7,700 217,961
Relo Group, Inc. 148,600 1,721,052
Renaissance, Inc. 8,700 66,249
#Rengo Co., Ltd. 195,900 1,143,938
#*RENOVA, Inc. 128,201 605,674
Resol Holdings Co., Ltd. 2,000 68,972
Resorttrust, Inc. 144,400 1,802,901
Restar Corp. 19,900 360,063
#Retail Partners Co., Ltd. 27,000 258,886
Rheon Automatic Machinery
Co., Ltd. 20,800 191,145
Riken Keiki Co., Ltd. 10,401 221,504
Riken Technos Corp. 35,500 275,753
Riken Vitamin Co., Ltd. 30,700 588,113
#Ringer Hut Co., Ltd. 32,900 494,937
Rion Co., Ltd. 8,500 147,018
Rise Consulting Group, Inc. 2,900 24,473
Riso Kagaku Corp. 21,800 169,336
#Riso Kyoiku Co., Ltd. 57,913 83,120
Rix Corp. 2,300 50,510
Rokko Butter Co., Ltd. 5,900 48,417
Roland Corp., Registered 19,600 411,549
#Rorze Corp. 100,300 1,375,589
Round One Corp. 99,400 1,029,039
Royal Holdings Co., Ltd. 41,500 735,443
Ryobi, Ltd. 47,400 721,575
RYODEN Corp. 16,100 310,243
Ryoyo Ryosan Holdings, Inc. 50,540 935,273
S Foods, Inc. 24,900 441,266
S&B Foods, Inc. 9,600 192,325
*SAAF Holdings Co., Ltd. 300 552
#Sac's Bar Holdings, Inc. 19,300 104,390
Saibu Gas Holdings Co., Ltd. 31,700 390,102
#Saizeriya Co., Ltd. 59,800 2,121,878
Sakai Chemical Industry Co.,
Ltd. 27,300 520,441
Sakai Heavy Industries, Ltd. 9,200 128,560
Sakai Moving Service Co., Ltd. 23,800 424,144
Sakata INX Corp. 75,000 1,075,451
Sakata Seed Corp. 11,400 257,550
Sala Corp. 57,300 367,037
Samco, Inc., Class D 6,200 117,948
San Holdings, Inc. 5,900 62,883
San ju San Financial Group,
Inc. 15,700 355,739
Shares Value
JAPAN — (Continued)
San-A Co., Ltd., Class A 20,000 $ 400,013
San-Ai Obbli Co., Ltd. 54,100 732,261
Sangetsu Corp. 44,500 890,030
San-In Godo Bank, Ltd. (The) 77,900 662,043
#*SANIX HOLDINGS, Inc. 20,800 34,829
*Sanken Electric Co., Ltd. 15,200 873,650
Sanki Engineering Co., Ltd. 41,600 1,234,220
Sanko Gosei, Ltd. 29,800 160,589
Sanko Metal Industrial Co.,
Ltd. 2,100 100,608
Sankyo Tateyama, Inc. 20,700 83,903
Sankyu, Inc. 24,300 1,433,667
Sanoh Industrial Co., Ltd. 38,200 177,680
*Sansan, Inc. 18,300 234,321
Sansei Technologies, Inc. 15,400 181,122
Sansha Electric Manufacturing
Co., Ltd. 5,000 28,506
Sanshin Electronics Co., Ltd. 8,900 147,017
#Santec Holdings Corp.,
Registered 5,000 198,678
Sanyo Chemical Industries,
Ltd. 14,700 387,292
Sanyo Denki Co., Ltd. 10,000 624,605
#Sanyo Electric Railway Co.,
Ltd. 18,641 246,986
Sanyo Trading Co., Ltd. 22,100 221,595
Sato Corp. 35,000 498,156
#Sato Shoji Corp. 9,700 108,347
#Satori Electric Co., Ltd. 13,000 150,045
Sawai Group Holdings Co.,
Ltd. 270,400 3,502,740
#SBI Global Asset
Management Co., Ltd. 34,100 141,163
SBS Holdings, Inc. 21,600 462,155
Scroll Corp. 31,800 230,531
Seed Co., Ltd. 12,100 38,753
Segue Group Co., Ltd. 10,600 35,358
#Seika Corp. 9,400 324,795
#Seikitokyu Kogyo Co., Ltd. 67,100 656,309
Seiko Electric Co., Ltd. 7,000 72,700
Seiko Group Corp. 38,100 1,072,152
Seino Holdings Co., Ltd. 76,200 1,165,570
Seiren Co., Ltd. 22,400 367,938
Sekisui Kasei Co., Ltd. 38,700 89,746
SEMITEC Corp. 2,700 42,358
Senko Group Holdings Co.,
Ltd. 173,200 2,343,169
Senshu Electric Co., Ltd. 15,400 439,503
Senshu Ikeda Holdings, Inc. 622,300 2,671,224
Septeni Holdings Co., Ltd. 37,900 112,067
#SERAKU Co., Ltd. 7,600 83,426
Seria Co., Ltd. 65,500 1,222,127
Seven Bank, Ltd. 906,700 1,633,922
#SFP Holdings Co., Ltd. 5,900 86,876
Sharingtechnology, Inc. 22,200 179,966
*Sharp Corp. 95,700 456,450
Shibaura Electronics Co., Ltd. 11,200 451,736
#Shibaura Machine Co., Ltd. 52,400 1,356,178
Shibaura Mechatronics Corp. 111,100 7,965,507

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Shibusawa Logistics Corp. 8,100 $ 235,204
Shibuya Corp. 16,200 391,827
*SHIFT, Inc. 92,100 980,699
Shiga Bank, Ltd. (The) 43,500 1,766,072
Shikibo, Ltd. 11,500 76,185
Shikoku Bank, Ltd. (The) 48,000 400,598
Shikoku Electric Power Co.,
Inc. 175,600 1,470,188
#Shima Seiki Manufacturing,
Ltd. 34,700 245,329
Shimadaya Corp. 12,000 152,616
Shimizu Bank, Ltd. (The) 5,200 57,288
Shimojima Co., Ltd. 2,800 23,405
Shin Nippon Air Technologies
Co., Ltd. 11,700 207,808
#Shin Nippon Biomedical
Laboratories, Ltd. 17,300 160,591
#Shinagawa Refractories Co.,
Ltd. 38,700 443,843
Shindengen Electric
Manufacturing Co., Ltd. 8,200 142,156
Shin-Etsu Polymer Co., Ltd. 58,900 703,301
Shinko Shoji Co., Ltd. 22,700 149,931
Shinmaywa Industries, Ltd. 126,100 1,530,008
Shinnihon Corp. 13,900 162,742
Shinnihonseiyaku Co., Ltd. 11,600 174,353
Shinsho Corp. 13,500 189,903
Shinwa Co., Ltd. 13,700 70,824
Shinwa Co., Ltd. 5,900 133,293
Ship Healthcare Holdings, Inc. 63,200 890,079
Shizuoka Gas Co., Ltd. 43,500 327,489
SHO-BOND Holdings Co., Ltd. 29,000 930,729
Shoei Co., Ltd. 68,800 828,370
#Shoei Foods Corp. 9,900 271,026
Shofu, Inc., Class A 4,600 62,538
Showa Sangyo Co., Ltd. 21,900 441,653
SIGMAXYZ Holdings, Inc. 122,700 987,340
Siix Corp., Registered 65,700 540,024
Simplex Holdings, Inc. 25,800 707,166
Sinanen Holdings Co., Ltd. 600 26,313
Sinfonia Technology Co., Ltd. 45,300 2,892,674
Sinko Industries, Ltd. 65,300 560,601
SK-Electronics Co., Ltd. 800 15,134
SKY Perfect JSAT Holdings,
Inc. 145,600 1,390,260
Skymark Airlines, Inc. 31,000 101,552
Smaregi, Inc. 8,200 182,803
#SMK Corp. 4,400 64,233
SMS Co., Ltd. 66,799 678,221
#Socionext, Inc. 145,800 2,814,373
#Soda Nikka Co., Ltd. 15,300 112,949
Sodick Co., Ltd. 86,400 511,528
Softcreate Holdings Corp.,
Class B 13,400 199,448
Software Service, Inc. 2,500 227,748
Soken Chemical & Engineering
Co., Ltd. 12,900 143,148
Solasto Corp. 69,900 199,721
#Soliton Systems K.K. 10,700 97,761
Shares Value
JAPAN — (Continued)
Sotetsu Holdings, Inc. 87,700 $ 1,392,757
Sparx Group Co., Ltd. 16,840 167,958
SPK Corp., Registered 1,800 28,574
#S-Pool, Inc. 63,500 135,865
SRE Holdings Corp. 21,200 450,075
SRS Holdings Co., Ltd., Class
B 30,900 263,634
#St Marc Holdings Co., Ltd.,
Registered 21,200 338,930
ST. Corp. 4,600 49,639
Star Mica Holdings Co., Ltd. 31,800 211,303
Star Micronics Co., Ltd. 88,500 1,028,516
Startia Holdings, Inc. 7,500 131,715
Starts Corp., Inc. 28,000 851,191
Starzen Co., Ltd. 45,900 358,672
#St-Care Holding Corp. 17,100 88,287
#Stella Chemifa Corp. 13,300 380,454
#Step Co., Ltd. 4,200 64,858
STI Foods Holdings, Inc. 6,300 55,425
Strike Co., Ltd. 13,800 363,122
Studio Alice Co., Ltd. 4,100 58,519
Subaru Enterprise Co., Ltd. 1,200 24,679
#Sugimoto & Co., Ltd.,
Registered 5,500 65,600
SUMCO Corp. 414,466 3,296,560
Sumida Corp. 127,600 875,848
#Sumiseki Holdings, Inc. 18,800 78,201
Sumitomo Bakelite Co., Ltd. 75,500 2,219,423
Sumitomo Densetsu Co., Ltd. 1,500 65,584
Sumitomo Heavy Industries,
Ltd. 116,194 2,598,817
Sumitomo Osaka Cement Co.,
Ltd. 58,600 1,543,509
*Sumitomo Pharma Co., Ltd. 29 255
Sumitomo Riko Co., Ltd. 37,100 472,579
Sumitomo Rubber Industries,
Ltd. 75,300 867,855
Sumitomo Seika Chemicals
Co., Ltd. 7,900 237,795
Sun Frontier Fudousan Co.,
Ltd. 44,300 626,402
*Sun*, Inc. 9,900 35,128
#*Suncall Corp. 22,300 57,197
Sun-Wa Technos Corp. 9,300 149,732
#*SUNWELS Co., Ltd. 8,100 41,928
Suruga Bank, Ltd. 365,700 3,401,973
#Suzuden Corp. 6,200 70,406
Suzuken Co., Ltd. 64,500 2,451,510
Suzuki Co., Ltd. 14,900 183,657
Suzumo Machinery Co., Ltd.,
Class A 1,600 19,031
SWCC Corp., Class B 74,100 4,524,928
#Synchro Food Co., Ltd. 15,200 60,903
System Research Co., Ltd. 10,600 154,040
System Support Holdings, Inc. 8,900 159,318
#Systems Engineering
Consultants Co., Ltd. 3,500 121,864
Systena Corp. 251,600 673,742
Syuppin Co., Ltd. 28,800 243,421

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
T Hasegawa Co., Ltd. 13,200 $ 274,973
T. RAD Co., Ltd. 1,400 45,909
Tachibana Eletech Co., Ltd.,
Class S 13,100 249,126
#Tachi-S Co., Ltd., Class S 79,000 940,682
Tadano, Ltd. 111,900 815,670
Taihei Dengyo Kaisha, Ltd. 10,900 473,677
Taiheiyo Cement Corp. 63,200 1,559,685
Taiheiyo Kouhatsu, Inc. 300 1,439
#Taiho Kogyo Co., Ltd. 10,900 45,992
Taikisha, Ltd. 20,800 375,795
Taiko Bank, Ltd. (The) 2,500 27,426
Taisei Lamick Group Head
Quarter & Innovation Co., Ltd. 600 10,087
Taiyo Holdings Co., Ltd. 39,800 1,753,374
Taiyo Yuden Co., Ltd. 183,000 3,474,076
Takamatsu Construction
Group Co., Ltd. 19,700 403,176
#Takamiya Co., Ltd. 34,100 75,906
Takaoka Toko Co., Ltd. 11,201 215,468
Takara & Co., Ltd. 6,900 163,221
Takara Bio, Inc. 106,900 629,346
Takara Holdings, Inc. 270,400 2,289,942
Takara Standard Co., Ltd. 35,700 612,258
Takasago International Corp. 13,380 648,129
Takasago Thermal
Engineering Co., Ltd. 18,200 892,011
Takashima & Co., Ltd. 32,501 348,129
Takashimaya Co., Ltd. 377,200 2,923,710
Take And Give Needs Co., Ltd. 12,700 76,118
#TAKEBISHI Corp. 4,100 51,735
Takeuchi Manufacturing Co.,
Ltd. 38,100 1,372,152
#Taki Chemical Co., Ltd. 3,300 64,270
#Tama Home Co., Ltd. 15,600 370,577
#Tamron Co., Ltd. 104,000 632,313
Tamura Corp. 117,900 380,740
TANABE ENGINEERING
Corp. 900 15,483
Tanseisha Co., Ltd. 72,300 637,510
Tayca Corp. 7,700 63,649
#Tazmo Co., Ltd. 10,700 160,399
TDC Soft, Inc. 25,600 223,688
TechMatrix Corp. 43,500 627,230
TECHNO HORIZON Co., Ltd. 3,400 8,766
Techno Ryowa, Ltd. 8,400 231,636
Techno Smart Corp. 1,200 13,484
Technoflex Corp. 2,600 24,308
TechnoPro Holdings, Inc. 57,600 1,842,496
Teijin, Ltd. 405,800 3,471,660
Teikoku Electric Manufacturing
Co., Ltd. 14,900 334,642
Tekken Corp. 14,500 303,498
Temairazu, Inc., Registered 2,400 47,922
#Tenpos Holdings Co., Ltd. 1,200 27,071
#Tera Probe, Inc. 5,901 133,512
Terasaki Electric Co., Ltd. 5,000 128,243
#Tess Holdings Co., Ltd. 117,701 344,903
THK Co., Ltd. 32,300 916,020
Shares Value
JAPAN — (Continued)
TKC Corp. 9,000 $ 271,504
Toa Corp. 97,000 1,221,403
TOA ROAD Corp. 25,500 274,494
Toagosei Co., Ltd. 47,400 467,402
TOBISHIMA HOLDINGS, Inc. 26,300 342,873
Tocalo Co., Ltd. 77,000 1,043,756
Tochigi Bank, Ltd. (The) 245,700 729,778
Toda Corp. 268,200 1,720,636
Toenec Corp. 43,700 387,941
Togami Electric Manufacturing
Co., Ltd. 600 15,748
#Toho Bank, Ltd. (The) 511,500 1,257,550
Toho Co., Ltd. 9,800 213,914
Toho Gas Co., Ltd. 33,300 930,661
#Toho Holdings Co., Ltd. 33,900 1,146,782
#Toho Titanium Co., Ltd. 7,500 68,624
#*Toho Zinc Co., Ltd. 13,300 62,923
Tokai Carbon Co., Ltd. 295,600 2,033,913
Tokai Corp. 22,700 318,565
TOKAI Holdings Corp. 50,900 361,554
Tokai Rika Co., Ltd. 58,000 933,812
Tokai Tokyo Financial
Holdings, Inc. 301,800 1,098,949
Tokushu Tokai Paper Co., Ltd. 5,200 135,792
Tokuyama Corp. 135,400 2,936,613
Tokyo Base Co., Ltd. 27,700 89,637
#Tokyo Electron Device, Ltd. 22,500 395,595
#Tokyo Energy & Systems,
Inc. 15,800 174,803
Tokyo Kiraboshi Financial
Group, Inc. 26,500 1,156,882
Tokyo Rope Manufacturing
Co., Ltd. 11,500 103,389
#Tokyo Sangyo Co., Ltd. 10,800 58,343
Tokyo Seimitsu Co., Ltd. 69,100 4,384,896
Tokyo Steel Manufacturing
Co., Ltd. 64,100 673,392
#Tokyo Tekko Co., Ltd. 17,800 651,703
Tokyotokeiba Co., Ltd. 15,400 534,157
Tokyu Construction Co., Ltd. 229,600 1,582,080
Toli Corp. 43,000 160,863
Tomato Bank, Ltd. 2,900 25,513
Tomen Devices Corp. 3,400 133,293
Tomoe Engineering Co., Ltd. 19,600 207,598
Tomoku Co., Ltd. 7,500 164,208
TOMONY Holdings, Inc. 335,300 1,367,980
Tomy Co., Ltd. 68,300 1,455,451
Topre Corp. 44,200 610,010
Topy Industries, Ltd. 16,200 281,814
#Torex Semiconductor, Ltd. 3,917 40,369
#Toridoll Holdings Corp., Class
A 25,000 740,556
Torishima Pump
Manufacturing Co., Ltd., Class
A 20,300 294,461
Tosei Corp. 37,000 717,898
Toshiba TEC Corp. 23,000 462,308
#Tosho Co., Ltd. 18,500 83,960
Totech Corp. 25,600 487,862

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Totetsu Kogyo Co., Ltd. 19,200 $ 533,280
#Toukei Computer Co., Ltd. 1,000 26,513
Toumei Co., Ltd. 2,600 31,305
#Tow Co., Ltd. 33,800 71,196
Towa Bank, Ltd. (The) 39,900 204,411
#Towa Corp. 87,700 1,109,544
Towa Pharmaceutical Co., Ltd. 19,700 431,974
#Toyo Construction Co., Ltd. 10,000 109,838
Toyo Corp. 16,800 170,908
Toyo Gosei Co., Ltd. 600 20,373
#Toyo Innovex Co., Ltd. 14,300 61,193
Toyo Kanetsu KK 8,200 222,579
Toyo Seikan Group Holdings,
Ltd. 1,400 29,182
#Toyo Tanso Co., Ltd. 56,200 1,818,625
Toyo Tire Corp. 49,800 1,060,229
#Toyobo Co., Ltd. 198,700 1,293,903
Toyoda Gosei Co., Ltd. 113,200 2,411,503
Toyota Boshoku Corp. 146,701 2,097,748
Traders Holdings Co., Ltd. 16,900 134,755
#Transaction Co., Ltd. 12,900 225,608
Transcosmos, Inc. 12,900 309,010
TRE Holdings Corp. 104,200 947,178
#Treasure Factory Co., Ltd. 15,300 177,201
#Tri Chemical Laboratories,
Inc. 65,000 1,492,242
Trusco Nakayama Corp. 48,800 714,352
#Tsubaki Nakashima Co., Ltd. 72,500 169,092
Tsubakimoto Chain Co. 56,500 798,910
#Tsubakimoto Kogyo Co., Ltd. 6,400 113,758
Tsuburaya Fields Holdings,
Inc. 117,500 1,818,383
Tsugami Corp. 80,100 1,110,792
Tsukada Global Holdings, Inc. 8,500 34,171
Tsukishima Holdings Co., Ltd. 56,100 857,371
#Tsukuba Bank, Ltd. 381,000 655,696
Tsumura & Co. 63,100 1,566,861
Tsurumi Manufacturing Co.,
Ltd. 9,700 252,982
Tsuzuki Denki Co., Ltd. 5,900 119,768
#TWOSTONE&Sons 5,600 33,043
UACJ Corp. 21,430 851,533
UBE Corp. 183,100 2,820,807
Ubicom Holdings, Inc. 8,600 58,802
Uchida Yoko Co., Ltd. 9,100 627,649
ULS Group, Inc. 2,600 126,290
Ulvac, Inc. 53,044 1,976,263
U-Next Holdings Co., Ltd. 34,100 464,727
Unipres Corp. 116,200 826,167
United Arrows, Ltd. 35,500 518,246
#United Super Markets
Holdings, Inc. 68,581 429,272
#UNITED, Inc. 18,500 70,438
#*Universal Entertainment
Corp. 89,600 603,108
Urbanet Corp Co., Ltd. 25,900 86,738
User Local, Inc. 24,700 313,807
Ushio, Inc. 98,400 1,214,185
UT Group Co., Ltd. 79,000 1,350,131
Shares Value
JAPAN — (Continued)
V Technology Co., Ltd. 18,100 $ 360,088
Valor Holdings Co., Ltd. 37,400 663,530
Valqua, Ltd. 23,000 540,250
VALTES HOLDINGS Co., Ltd. 600 1,702
#Value HR Co., Ltd. 17,700 197,470
ValueCommerce Co., Ltd. 19,100 102,420
#Vector, Inc. 38,500 283,963
Vertex Corp. 6,900 128,193
Vision, Inc. 159,200 1,176,321
*Visional, Inc. 36,700 2,895,860
Vital KSK Holdings, Inc. 37,100 313,327
VT Holdings Co., Ltd. 110,400 343,315
Wacoal Holdings Corp. 17,000 619,024
Wacom Co., Ltd. 118,300 516,450
Wakachiku Construction Co.,
Ltd. 4,100 138,942
Wakita & Co., Ltd. 34,400 402,071
Warabeya Nichiyo Holdings
Co., Ltd. 19,200 345,356
#Waseda Academy Co., Ltd. 5,100 87,398
Watahan & Co., Ltd. 12,200 127,760
#WDB Holdings Co., Ltd. 5,700 64,994
#Wealth Management, Inc. 1,500 10,107
Weathernews, Inc. 13,700 404,186
Wellneo Sugar Co., Ltd. 8,400 128,767
Wellnet Corp. 23,100 112,357
#West Holdings Corp. 51,300 515,744
Will Group, Inc. 9,600 61,557
#WingArc1st, Inc. 18,900 455,248
WIN-Partners Co., Ltd. 100 864
Workman Co., Ltd. 2,200 95,312
World Co., Ltd. 41,300 763,732
World Holdings Co., Ltd. 12,800 203,871
#Xebio Holdings Co., Ltd. 32,300 240,165
#YAC Holdings Co., Ltd. 49,800 269,359
#Yahagi Construction Co., Ltd. 39,100 518,579
#YAKUODO Holdings Co., Ltd. 14,542 223,597
YAMABIKO Corp. 35,200 518,311
YAMADA Consulting Group
Co., Ltd. 5,800 64,477
Yamada Holdings Co., Ltd. 109,800 336,707
Yamae Group Holdings Co.,
Ltd. 17,700 306,261
#Yamagata Bank, Ltd. (The) 24,100 245,172
Yamaguchi Financial Group,
Inc. 218,700 2,498,058
#Yamaichi Electronics Co.,
Ltd. 39,400 760,537
#Yamami Co. 1,400 43,118
Yamanashi Chuo Bank, Ltd.
(The) 33,300 623,096
#Yamatane Corp. 18,200 312,857
Yamau Holdings Co., Ltd. 900 12,864
Yamaura Corp. 1,300 11,532
Yamax Corp. 1,700 22,965
Yamaya Corp. 600 10,537
Yamazen Corp. 52,200 465,133
Yaoko Co., Ltd. 4,500 291,747
Yashima Denki Co., Ltd. 18,100 214,561

Dimensional International Small Cap ETF
continued
Shares Value
JAPAN — (Continued)
Yellow Hat, Ltd. 86,800 $ 919,938
Yokogawa Bridge Holdings
Corp. 51,300 914,227
Yokorei Co., Ltd. 59,899 419,506
Yokowo Co., Ltd. 28,001 293,788
Yondenko Corp. 33,300 296,059
#Yondoshi Holdings, Inc. 20,400 235,184
Yonex Co., Ltd. 54,700 1,083,859
#Yorozu Corp. 13,300 83,603
#*Yoshimura Food Holdings
KK 15,900 90,860
#Yoshinoya Holdings Co., Ltd. 103,200 2,253,332
#Yossix Holdings Co., Ltd. 6,300 109,427
#Yotai Refractories Co., Ltd.,
Registered 800 9,122
Yuasa Trading Co., Ltd. 14,700 459,573
Yukiguni Factory Co., Ltd. 17,400 130,302
Yurtec Corp. 46,100 758,454
Yushin Co 2,100 8,791
Yutaka Giken Co., Ltd. 800 14,459
Zacros Corp. 13,400 351,706
Zenrin Co., Ltd. 32,000 235,596
Zeon Corp. 316,500 3,383,823
ZERIA Pharmaceutical Co.,
Ltd. 21,800 303,037
ZIGExN Co., Ltd. 70,400 238,573
Zojirushi Corp., Class B 600 7,240
Zuiko Corp. 6,300 42,155
TOTAL JAPAN 759,884,715
NETHERLANDS — (2.8%)
Aalberts NV, Registered 117,517 3,787,617
Acomo NV 20,300 516,962
Aegon, Ltd.- NYS 667,207 4,737,170
*AFC Ajax NV 38 421
Akzo Nobel NV 118,629 7,478,552
Ω#*Alfen N.V. 5,459 67,854
Allfunds Group PLC 320,149 2,235,191
AMG Critical Materials NV 18,568 527,047
APERAM SA 78,205 2,316,496
Arcadis NV 80,795 4,044,790
#*Avantium N.V. 207 3,324
ΩB&S Group Sarl 47,727 321,199
Ω*Basic-Fit NV, Registered 68,228 1,938,193
#BE Semiconductor Industries
NV 66,513 9,066,736
#Brunel International NV,
Registered 26,553 277,775
Corbion NV 71,873 1,372,128
ΩCTP NV 133,723 2,852,888
*Fastned BV, Class A 561 13,516
*Flow Traders, Ltd. 73,746 2,211,426
ForFarmers NV 55,023 238,050
Fugro NV 129,745 1,863,662
Havas NV 23,580 38,202
IMCD NV 59,788 6,591,180
*InPost SA 242,031 3,495,932
JDE Peet's NV 20,775 620,128
Ω*Just Eat Takeaway.com NV 179,043 4,106,651
Shares Value
NETHERLANDS — (Continued)
#Kendrion NV 12,825 $ 158,237
Koninklijke BAM Groep NV 561,917 4,939,308
Koninklijke Heijmans N.V. 50,797 3,255,808
Koninklijke Vopak NV 88,158 4,225,724
Nedap NV 2,242 225,301
OCI NV 67,270 563,592
#*Pharming Group NV 228,819 253,513
#PostNL NV 200,734 220,214
Randstad NV 120,454 5,768,270
SBM Offshore NV 215,009 5,625,557
*SIF Holding NV 3,288 32,025
ΩSignify NV 146,976 3,549,454
Sligro Food Group NV 27,803 353,222
TKH Group NV 56,250 2,328,004
*TomTom NV 55,522 336,166
Van Lanschot Kempen NV 43,100 2,826,602
TOTAL NETHERLANDS 95,384,087
NEW ZEALAND — (0.2%)
AFT Pharmaceuticals, Ltd. 1,337 2,123
Air New Zealand, Ltd. 954,959 326,981
#Briscoe Group, Ltd. 1,327 4,771
CDL Investments New
Zealand, Ltd. 284 132
Channel Infrastructure NZ, Ltd. 395,432 492,565
#Colonial Motor Co., Ltd.
(The), Class B 8 34
#Contact Energy, Ltd. 10,209 54,905
#Delegat Group, Ltd. 104 239
*Fletcher Building, Ltd. 442,576 794,276
Freightways Group, Ltd. 143,794 946,510
Genesis Energy, Ltd. 305,029 428,576
*Gentrack Group, Ltd. 28,117 176,778
Hallenstein Glasson Holdings,
Ltd. 35,392 181,775
#Heartland Group Holdings,
Ltd., Class B 632,481 302,442
*KMD Brands, Ltd. 170,653 25,690
#Napier Port Holdings, Ltd. 9,520 17,591
#NZME, Ltd. 3,618 2,435
#NZX, Ltd. 217,869 196,787
*Oceania Healthcare, Ltd. 524,913 213,819
PGG Wrightson, Ltd. 2,410 3,258
*Rakon, Ltd. 10,360 4,893
*Ryman Healthcare, Ltd. 395,826 584,190
Sanford, Ltd. 2,932 9,866
Scales Corp., Ltd. 95,447 265,959
*Serko, Ltd. 34,967 59,038
Skellerup Holdings, Ltd., Class
A 118,073 331,793
#SKY Network Television, Ltd. 111,114 202,692
#*SKYCITY Entertainment
Group, Ltd. 599,797 361,172
#Steel & Tube Holdings, Ltd. 9,152 3,944
Summerset Group Holdings,
Ltd. 187,748 1,266,868
#Tourism Holdings, Ltd. 15,015 18,703
TOWER, Ltd. 324,491 333,320

Dimensional International Small Cap ETF
continued
Shares Value
NEW ZEALAND — (Continued)
Turners Automotive Group,
Ltd. 5,197 $ 21,016
*Vista Group International, Ltd. 202,947 420,533
#*Warehouse Group, Ltd.
(The), Registered 34,693 16,794
TOTAL NEW ZEALAND 8,072,468
NORWAY — (0.8%)
2020 Bulkers, Ltd. 54,964 683,482
ABG Sundal Collier Holding
ASA 314,204 213,978
AF Gruppen ASA 20,377 312,382
#*Agilyx ASA 4,470 10,639
Akastor ASA 129,465 153,193
Aker BioMarine ASA 34,374 266,151
Aker Solutions ASA 175,412 525,548
Archer, Ltd. 44,056 101,650
Arendals Fossekompani ASA 104 1,440
Atea ASA, Class A 36,191 502,074
#Austevoll Seafood ASA 3,520 32,658
#*BEWi ASA 18,477 39,939
BLUENORD ASA 16,213 781,239
Bonheur ASA 1,282 29,891
Borregaard ASA 31,325 608,031
Bouvet ASA 58,412 428,438
*BW Energy, Ltd. 25,814 89,529
BW Offshore, Ltd. 124,651 423,235
#*Cavendish Hydrogen ASA 5,897 5,127
*Cloudberry Clean Energy
ASA 195,614 259,591
DNO ASA 715,746 988,080
Ω#Elkem ASA 335,120 785,266
*Elliptic Laboratories ASA 10,207 12,316
ΩElmera Group ASA 102,997 340,707
Elopak ASA 100,948 492,312
*Endur ASA 17,606 154,963
*Ensurge Micropower ASA 362,812 48,288
ΩEuropris ASA 138,226 1,306,597
#FLEX LNG, Ltd. 16,039 402,098
FLEX LNG, Ltd. 425 10,652
#Golden Ocean Group, Ltd. 41,026 341,171
#*Grieg Seafood ASA 180,993 1,215,886
#*Hexagon Composites ASA 289,311 483,991
*Hexagon Purus ASA 90,591 16,581
Himalaya Shipping, Ltd. 10,619 72,422
Hoegh Autoliners ASA 23,745 241,061
ΩKid ASA 29,822 424,727
Kitron ASA 253,885 1,561,277
ΩKlaveness Combination
Carriers ASA 19,791 134,972
*Kongsberg Automotive ASA 1,080,123 156,350
*LINK Mobility Group Holding
ASA 217,835 699,420
Magnora ASA 49,412 113,768
Medistim ASA 1,384 29,311
MORROW BANK ASA 31,302 37,100
MPC Container Ships ASA 624,028 1,154,580
ΩMulticonsult ASA 12,116 251,891
*Napatech A/S 33,938 82,591
Shares Value
NORWAY — (Continued)
*Nekkar ASA 24,228 $ 23,302
#*NEL ASA 857,189 221,179
NORBIT ASA 82,493 1,654,917
Ω*Norske Skog ASA 11,583 26,444
Norwegian Air Shuttle ASA 76,660 126,793
*NRC Group ASA 4,084 3,007
Odfjell Drilling, Ltd. 82,800 595,252
Odfjell SE, A Shares 10,280 127,433
Odfjell Technology, Ltd., Class
B 13,375 64,969
*OKEA ASA 21,174 35,998
Ω#Okeanis Eco Tankers Corp. 4,607 111,220
ΩOkeanis Eco Tankers Corp. 8,289 196,118
Panoro Energy ASA 110,055 259,275
Paratus Energy Services, Ltd. 34,375 131,643
Pareto Bank ASA 43,133 390,539
Petronor E&P ASA 56,890 59,469
Pexip Holding ASA 84,722 530,878
*PhotoCure ASA 33,326 211,415
Rana Gruber ASA 28,432 198,598
*Salmon Evolution ASA 360,630 203,553
*SATS ASA 280,571 1,073,935
Ω*Scatec ASA 267,411 2,673,213
Sea1 Offshore, Inc. 60,457 160,049
Selvaag Bolig ASA 36,595 131,541
#*SmartCraft ASA 49,605 127,224
Solstad Maritime Holding AS 131,027 318,229
*Solstad Offshore ASA, Class
A 27,405 134,184
Sparebanken More 16,671 171,675
Stolt-Nielsen, Ltd., Class R 10,474 308,824
TGS ASA 227,228 1,688,738
Veidekke ASA 1,150 18,434
Wilh Wilhelmsen Holding ASA,
A Shares 4,401 203,729
Wilh Wilhelmsen Holding ASA,
B Shares 1,456 62,662
*Zaptec ASA 99,510 233,949
TOTAL NORWAY 29,504,981
PORTUGAL — (0.6%)
#Altri SGPS SA 55,139 301,661
Banco Comercial Portugues
SA, Class R 8,841,400 7,302,142
Corticeira Amorim SGPS SA 40,418 360,829
CTT-Correios de Portugal SA 157,704 1,335,694
EDP Renovaveis SA 301,104 3,549,658
Ibersol SGPS SA 12,345 132,251
#Mota-Engil SGPS SA 297,797 1,531,744
#Navigator Co. SA (The),
Class B 222,666 790,039
NOS SGPS SA 269,947 1,118,458
REN - Redes Energeticas
Nacionais SGPS SA 425,155 1,447,661
Semapa-Sociedade de
Investimento e Gestao 11,735 230,480
Sonae SGPS SA 1,072,494 1,551,582
TOTAL PORTUGAL 19,652,199

Dimensional International Small Cap ETF
continued
Shares Value
SINGAPORE — (1.0%)
*AEM Holdings, Ltd. 784,215 $ 979,249
Aztech Global, Ltd. 272,200 139,525
Banyan Tree Holdings, Ltd. 22,200 10,952
BRC Asia, Ltd. 15,000 41,508
Bukit Sembawang Estates,
Ltd. 3,300 10,887
Centurion Corp., Ltd. 207,000 272,841
China Aviation Oil Singapore
Corp., Ltd. 291,500 251,651
City Developments, Ltd. 92,500 439,203
ComfortDelGro Corp., Ltd. 3,371,400 3,975,983
*COSCO SHIPPING
International Singapore Co.,
Ltd. 1,926,500 184,134
CSE Global, Ltd. 844,408 423,066
Delfi, Ltd. 318,400 206,156
DFI Retail Group Holdings,
Ltd. 238,700 825,902
Far East Orchard, Ltd. 308 273
First Resources, Ltd. 646,000 756,866
Food Empire Holdings, Ltd.,
Registered 176,100 318,985
Frasers Property, Ltd. 90,500 65,572
Frencken Group, Ltd. 893,900 1,143,773
*Gallant Venture, Ltd. 7,900 518
Geo Energy Resources, Ltd. 659,000 172,706
Golden Agri-Resources, Ltd. 4,890,500 961,250
Grand Venture Technology,
Ltd. 4,600 3,280
GuocoLand, Ltd. 43,100 56,144
Hiap Hoe, Ltd. 600 250
Ho Bee Land, Ltd. 64,800 101,394
Hong Fok Corp., Ltd. 488,800 305,182
Hong Leong Asia, Ltd. 95,400 120,597
Hotel Grand Central, Ltd. 100 56
Hour Glass, Ltd. (The) 72,300 112,015
HRnetgroup, Ltd. 6,400 3,453
Hutchison Port Holdings Trust,
Class U 5,383,400 1,076,680
#iFAST Corp., Ltd. 189,400 1,322,669
Indofood Agri Resources, Ltd. 2,100 550
ISDN Holdings, Ltd. 41,194 11,748
Keppel Infrastructure Trust 2,958,485 1,003,379
LHN, Ltd. 69,600 42,382
Mandarin Oriental
International, Ltd. 100 198
Marco Polo Marine, Ltd. 1,866,000 83,422
*Mermaid Maritime PCL 278,100 26,152
Mewah International, Inc.,
Class B 700 143
*mm2 Asia, Ltd. 263,400 1,218
#Nanofilm Technologies
International, Ltd. 143,900 81,525
NetLink NBN Trust 3,272,400 2,257,523
*Oceanus Group, Ltd. 1,302,300 6,023
Olam Group, Ltd. 1,103,000 884,202
OUE, Ltd. 85,800 74,071
*Oxley Holdings, Ltd. 27,300 2,378
Shares Value
SINGAPORE — (Continued)
Pan-United Corp., Ltd., Class
A 71,800 $ 54,790
Propnex, Ltd. 166,300 176,894
Q&M Dental Group Singapore,
Ltd. 137,300 41,803
QAF, Ltd. 15,200 10,369
Raffles Medical Group, Ltd. 838,300 639,702
*Rex International Holding, Ltd. 1,808,200 274,572
#Riverstone Holdings, Ltd. 820,200 445,709
SATS, Ltd. 172,900 423,804
SBS Transit, Ltd. 14,700 35,579
Seatrium, Ltd. 1,555,000 2,720,816
Sheng Siong Group, Ltd. 1,021,900 1,654,133
SIA Engineering Co., Ltd.,
Registered 408,300 966,186
Singapore Land Group, Ltd. 22,900 47,129
*Sinostar PEC Holdings, Ltd. 400 43
StarHub, Ltd. 499,300 473,380
Straits Trading Co., Ltd. 152,030 188,668
Tai Sin Electric, Ltd. 200 86
*Thomson Medical Group, Ltd. 842,200 33,757
Tiong Woon Corp. Holding,
Ltd. 6,200 3,751
Tuan Sing Holdings, Ltd. 599,750 131,752
UMS Integration, Ltd. 1,018,300 1,193,060
UOB-Kay Hian Holdings, Ltd. 303,117 549,061
UOL Group, Ltd. 421,300 2,234,204
Venture Corp., Ltd. 407,000 4,053,216
Vicom, Ltd. 200 247
Wee Hur Holdings, Ltd. 791,300 393,408
Wing Tai Holdings, Ltd. 350,500 367,426
TOTAL SINGAPORE 35,871,179
SPAIN — (2.5%)
Acciona SA 25,927 4,991,269
Acerinox SA 297,479 3,449,042
ΩAedas Homes SA 15,149 366,714
Almirall SA 104,030 1,259,728
*Amper SA 1,206,119 196,853
Atresmedia Corp. de Medios
de Comunicacion SA 146,790 833,318
Audax Renovables SA 182,813 302,557
Azkoyen SA 32 321
Banco de Sabadell SA 1,872,721 6,946,800
Bankinter SA 511,445 7,317,145
CIE Automotive SA 41,523 1,252,282
Construcciones y Auxiliar de
Ferrocarriles SA 24,311 1,477,509
#Corp ACCIONA Energias
Renovables SA 60,697 1,638,112
*Deoleo SA 13,813 2,901
*Distribuidora Internacional de
Alimentacion SA 14,720 483,529
Ebro Foods SA 48,838 958,079
#*eDreams ODIGEO SA 71,220 677,385
Elecnor SA 53,105 1,452,667
Enagas SA 272,386 4,088,705
#*Ence Energia y Celulosa SA 159,382 503,479
Ercros SA 23,548 83,820

Dimensional International Small Cap ETF
continued
Shares Value
SPAIN — (Continued)
Faes Farma SA 381,411 $ 1,901,140
Fluidra SA 106,070 2,665,984
ΩGestamp Automocion SA 266,016 1,006,568
ΩGlobal Dominion Access SA 91,044 351,689
*Grenergy Renovables SA 18,462 1,371,375
Grifols SA 301,143 4,522,091
Grupo Catalana Occidente SA 17,550 982,242
Grupo Empresarial San Jose
SA 3,460 24,236
Iberpapel Gestion SA 798 18,084
#Indra Sistemas SA 83,135 3,457,813
Laboratorios Farmaceuticos
Rovi SA 7,772 482,131
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 444,491 687,816
Logista Integral SA, Class R 51,653 1,641,148
Mapfre SA 502,095 2,052,722
Melia Hotels International SA 154,093 1,375,657
Ω#Metrovacesa SA 3,626 41,501
Miquel y Costas & Miquel SA 276 4,470
Ω#Neinor Homes SA 54,372 1,062,909
*Obrascon Huarte Lain SA 377,879 142,725
Pharma Mar SA 30,959 2,841,803
Prim SA 28 391
ΩProsegur Cash SA 208,809 179,482
Realia Business SA 360 387
Redeia Corp. SA 204,344 3,964,280
Renta 4 Banco SA 12 246
Sacyr SA 605,903 2,489,604
*Solaria Energia y Medio
Ambiente SA 20,807 268,390
Ω#*Talgo SA 18,677 64,878
*Tecnicas Reunidas SA 91,968 2,275,753
Tubacex SA 47,975 201,243
#*Tubos Reunidos SA 91,743 55,757
ΩUnicaja Banco SA 1,576,445 4,160,742
Vidrala SA 26,148 2,828,153
Viscofan SA 47,962 3,293,679
TOTAL SPAIN 84,699,304
SWEDEN — (2.8%)
ΩAcadeMedia AB 97,637 897,358
AddLife AB, Class B 136,900 2,425,256
Addnode Group AB 85,911 989,405
AFRY AB 180,497 2,805,528
ΩAlimak Group AB 21,491 369,494
Alleima AB 227,672 1,617,764
Alligo AB, Class B 24,946 268,380
ΩAmbea AB, Class B 148,017 1,866,933
*Annehem Fastigheter AB,
Class B 270 465
AQ Group AB 68,868 1,410,553
Arise AB 27,879 97,978
Arjo AB, Class B 419,390 1,472,192
Atrium Ljungberg AB, B
Shares 108,300 352,260
ΩAttendo AB 151,725 1,068,004
Beijer Alma AB, Class B 45,481 1,230,249
#Bergman & Beving AB 26,144 843,804
Shares Value
SWEDEN — (Continued)
Betsson AB, Class B 49,325 $ 839,452
#*Better Collective A/S 26,072 369,183
*BHG Group AB 241,995 578,221
*BICO Group AB 26,046 97,461
Bilia AB, A Shares 59,201 698,174
Billerud Aktiebolag 172,438 1,470,877
Ω#*BioArctic AB 14,334 316,353
BioGaia AB, B Shares 102,538 1,034,857
Bjorn Borg AB 4,709 27,888
*Bonava AB, B Shares 137,847 162,143
Ω*BoneSupport Holding AB 14,788 500,923
Ω*Boozt AB, Class A 58,697 524,735
ΩBravida Holding AB 203,156 1,912,953
BTS Group AB, B Shares 2,816 59,726
Bufab AB 157,594 1,570,482
Bulten AB 21,164 127,941
Byggmax Group AB 57,812 345,339
*Carasent AB 10,498 31,839
Catella AB 31,231 95,199
*Cavotec Group AB 208 375
Cellavision AB 24,490 438,119
*Cint Group AB 319,037 234,052
Clas Ohlson AB, B Shares 41,142 1,437,470
Cloetta AB, B Shares 251,671 812,790
Coinshares International, Ltd. 22,185 245,495
ΩCoor Service Management
Holding AB 113,948 538,229
Corem Property Group AB,
Class B 341,780 153,034
Corem Property Group AB,
Class D 3,731 90,792
CTT Systems AB 2,752 62,034
Dios Fastigheter AB 133,968 883,987
ΩDometic Group AB 149,410 760,537
Duni AB 4,112 38,509
Ω*Dustin Group AB 591,639 97,174
*Dynavox Group AB 148,812 1,930,326
Eastnine AB 47,241 228,949
*Egetis Therapeutics AB 2,191 1,237
Elanders AB, Class B 13,936 81,961
*Electrolux AB, Class B 213,874 1,310,882
Electrolux Professional AB,
Class B 241,709 1,649,401
Elekta AB, Class B 519,938 2,574,172
*Embracer Group AB 83,333 867,330
*Enad Global 7 AB 8,674 11,252
*Enea AB 18,755 142,011
Engcon AB 35,834 281,978
#Ependion AB, Class B 3,708 44,831
Ework Group AB 5,963 64,763
Fagerhult Group AB 49,202 191,569
*Fastighets AB Trianon, Class
B 12,228 23,655
*Fastighetsbolaget Emilshus
AB, Class B 1,339 6,887
FastPartner AB, Class A 50,086 257,107
FastPartner AB, Class D 6,511 51,035
Fenix Outdoor International AG 3,375 173,595
*Ferronordic AB 2,409 11,724

Dimensional International Small Cap ETF
continued
Shares Value
SWEDEN — (Continued)
FormPipe Software AB 132 $ 372
G5 Entertainment AB 6,646 71,909
*GiG Software PLC 216 142
Granges AB 83,655 1,127,994
Ω*Green Landscaping Group
AB 6,751 38,736
*Gruvaktiebolaget Viscaria 8,079 13,377
Hanza AB 22,208 253,486
Heba Fastighets AB, Class B 100,175 317,672
#*Hexatronic Group AB 336,998 721,315
*HMS Networks AB 10,781 455,551
Hufvudstaden AB, Class A 26,151 317,784
Humana AB 36,542 139,656
Instalco AB 316,456 833,308
#*International Petroleum
Corp. 91,078 1,528,574
INVISIO AB 59,543 1,937,017
Inwido AB 51,261 958,537
*ITAB Shop Concept AB 83,545 148,604
JM AB 164,017 2,362,834
*John Mattson
Fastighetsforetagen AB 17,207 108,604
Kabe Group AB, Class B 20 527
#*K-fast Holding AB 32,160 54,699
*Klarabo Sverige AB, Class B 111,430 174,912
KNOW IT AB 31,716 380,210
Lime Technologies AB 9,378 366,095
Lindab International AB 67,046 1,415,139
Loomis AB 25,917 1,029,266
*Medcap AB 9,580 640,970
MEKO AB 47,036 413,019
Micro Systemation AB, Class B 284 1,635
MIPS AB 42,817 1,827,657
*Modern Times Group MTG
AB, Class B 136,727 1,412,127
Momentum Group AB 21,989 350,119
ΩMunters Group AB 60,151 850,513
*NCAB Group AB, Class B 131,865 717,436
NCC AB, Class B 125,458 2,388,379
Nederman Holding AB 2,300 40,110
*Net Insight AB, Class B 83,479 34,684
New Wave Group AB, Class B 125,784 1,515,625
Nilorngruppen AB, Class B 9,322 53,488
Nivika Fastigheter AB, Class B 40,783 182,190
*Nobia AB 476,197 221,221
Nolato AB, Class B 176,873 1,052,017
*Norion Bank AB 67,785 435,472
Note AB, Registered 13,483 264,830
NP3 Fastigheter AB 21,355 567,801
Nyfosa AB 244,614 2,132,897
OEM International AB, Class B 57,445 795,771
*Orron Energy ab 148,466 76,669
*Ovzon AB 67,870 290,679
Peab AB, Class B 239,835 1,811,086
Platzer Fastigheter Holding
AB, Class B 78,286 560,687
Prevas AB, B Shares 1,128 8,553
*Pricer AB, Class B 164,065 76,067
Proact IT Group AB 24,335 243,355
Shares Value
SWEDEN — (Continued)
Ratos AB, B Shares 356,159 $ 1,267,748
RaySearch Laboratories AB 78,452 2,704,881
Rejlers AB 2,405 48,988
RVRC Holding AB 83,905 383,082
#*Samhallsbyggnadsbolaget i
Norden AB 2,240,926 1,128,752
*Samhallsbyggnadsbolaget i
Norden AB, Class D 62,670 50,407
Scandi Standard AB 31,117 302,249
ΩScandic Hotels Group AB 216,173 1,802,955
#*Sdiptech AB 45,581 920,979
#*Sensys Gatso Group AB 4,041 17,286
Ω*Sinch AB 177,350 613,651
SinterCast AB 36 422
*Sivers Semiconductors AB 56,260 20,810
SkiStar AB 42,633 675,328
Solid Forsakring AB 14,478 110,070
*Stendorren Fastigheter AB 12,178 255,793
*Stillfront Group AB 585,669 305,142
Storskogen Group AB, Class B 1,640,070 1,917,375
Svedbergs Group AB, Class B 4,237 24,441
*Swedish Logistic Property AB,
Class B 20,822 84,591
Synsam AB 216,303 1,185,702
#Systemair AB 32,252 312,283
TF Bank AB 28,053 388,611
Troax Group AB, Class B 21,234 298,501
Truecaller AB, Class B 215,813 1,083,510
VBG Group AB, Class B 20,194 583,072
*Vestum AB 129,430 127,974
#*Viaplay Group AB 835,991 76,731
Vitec Software Group AB, B
Shares 56,885 2,218,327
#Vitrolife AB 57,136 843,007
Volati AB 22,375 247,597
XANO Industri AB, Class B 167 1,044
#*XSpray Pharma AB 7,980 42,763
TOTAL SWEDEN 97,942,080
SWITZERLAND — (7.4%)
Accelleron Industries AG 93,787 8,586,988
Adecco Group AG, Registered 179,904 5,702,517
*AEVIS VICTORIA SA 37 608
Allreal Holding AG, Registered 25,191 5,707,954
ALSO Holding AG, Registered 1,214 368,513
*ams-OSRAM AG 106,444 1,423,535
APG SGA SA 1,235 345,231
Arbonia AG 57,390 392,235
*Aryzta AG 34,833 3,290,057
Autoneum Holding AG 3,484 619,530
Avolta AG 99,095 5,200,947
Baloise Holding AG,
Registered 43,395 10,436,603
Banque Cantonale de Geneve,
Class BR 1,955 580,204
Banque Cantonale Vaudoise,
Registered 20,706 2,403,227
#Barry Callebaut AG,
Registered 362 444,225

Dimensional International Small Cap ETF
continued
Shares Value
SWITZERLAND — (Continued)
*Basilea Pharmaceutica Ag
Allschwil, Registered 15,194 $ 1,085,219
Belimo Holding AG, Class R 11,914 13,989,285
Bell Food Group AG 2,425 770,458
Berner Kantonalbank AG,
Registered 4,809 1,504,201
BKW AG 21,895 4,888,324
Bossard Holding AG,
Registered, Class A 6,963 1,481,690
Bucher Industries AG,
Registered 8,226 3,900,019
Burckhardt Compression
Holding AG 5,272 4,713,345
Burkhalter Holding AG 2,534 456,841
Bystronic AG 765 379,179
Cembra Money Bank AG 30,274 3,405,615
Cham Swiss Properties AG 148 4,174
*Cicor Technologies, Ltd.,
Registered 2,844 707,454
Cie Financiere Tradition SA,
Class BR 3,764 1,093,903
#Clariant AG, Registered 221,813 2,294,476
Coltene Holding AG,
Registered 3,122 201,072
Comet Holding AG, Class R 1,509 385,031
COSMO Pharmaceuticals NV 5,735 413,149
#CPH Group AG 973 90,584
Daetwyler Holding AG, Class
BR 1,868 334,011
DKSH Holding AG 38,251 2,666,100
#*DocMorris AG 16,004 151,753
dormakaba Holding AG 3,245 3,144,899
EFG International AG 101,320 2,013,798
Emmi AG, Registered 2,410 2,199,138
#*Feintool International
Holding AG, Registered 2,779 41,922
Flughafen Zurich AG,
Registered 28,099 7,958,586
Forbo Holding AG, Registered 1,096 1,045,995
ΩGalenica AG 63,297 6,734,636
#*GAM Holding AG 5,535 702
Georg Fischer AG, Registered 90,688 7,141,799
Glarner Kantonalbank 3,693 96,867
Helvetia Holding AG,
Registered 38,350 9,270,494
Hiag Immobilien Holding AG 8,328 1,109,648
Huber + Suhner AG,
Registered 22,111 2,967,919
Hypothekarbank Lenzburg AG,
Class R 3 15,073
Implenia AG, Registered 20,653 1,398,824
Inficon Holding AG, Registered 16,755 2,030,284
Interroll Holding AG, Class R 663 1,869,676
Intershop Holding AG 6,106 1,132,398
Investis Holding SA 2,878 444,787
Jungfraubahn Holding AG,
Registered 4,681 1,170,178
Kardex Holding AG,
Registered 8,446 3,265,863
Shares Value
SWITZERLAND — (Continued)
#*Komax Holding AG, Class R 3,735 $ 513,301
*Kudelski SA, Class BR 543 1,003
Landis+Gyr Group AG 29,756 2,451,421
Lastminute.com NV 1,340 26,815
#*LEM Holding SA, Registered 46 37,613
Liechtensteinische
Landesbank AG, Class B 8,173 874,618
Luzerner Kantonalbank AG,
Registered 18,407 1,663,782
*MCH Group AG 75 345
ΩMedacta Group SA 7,573 1,387,676
ΩMedmix AG 31,503 463,981
Meier Tobler Group AG 1,103 49,374
Metall Zug AG, Registered 201 247,522
*Meyer Burger Technology
AG, Class A 2,822 2,610
Mikron Holding AG, Registered 9,068 204,352
#Mobilezone Holding AG,
Registered 49,342 693,905
Mobimo Holding AG,
Registered 12,269 4,812,113
Ω*Montana Aerospace AG 25,098 877,758
Naturenergie Holding AG,
Class B 3,613 146,825
#Novavest Real Estate AG,
Class B 3,489 170,143
OC Oerlikon Corp. AG
Pfaffikon 327,834 1,610,002
#Orell Fuessli AG, Registered 4 517
*Peach Property Group AG 17,533 126,955
Phoenix Mecano AG,
Registered 456 258,309
Plazza AG, Registered, Class
A 782 383,272
Ω#*PolyPeptide Group AG 16,481 459,694
PSP Swiss Property AG,
Registered 57,543 9,785,959
Rieter Holding AG, Registered 2,077 158,579
Romande Energie Holding SA,
Registered 9,518 486,419
*Santhera Pharmaceuticals
Holding AG, Registered 2,571 47,174
Schweiter Technologies AG,
Registered 679 316,485
SFS Group AG 21,215 2,758,825
Siegfried Holding AG,
Registered 50,728 5,715,919
#SIG Group AG 352,828 5,735,274
SKAN Group AG, Class A 12,698 1,169,645
*Softwareone Holding AG 111,523 915,287
Softwareone Holding AG 34,675 284,386
St. Galler Kantonalbank AG,
Registered 3,087 1,887,440
#Stadler Rail AG 70,622 1,878,499
Sulzer AG, Registered 28,042 5,428,486
Swatch Group AG (The), Class
BR 29,343 5,235,885
#Swatch Group AG (The),
Registered 14,092 516,791

Dimensional International Small Cap ETF
continued
Shares Value
SWITZERLAND — (Continued)
Swiss Prime Site AG,
Registered 56,652 $ 7,855,446
Swissquote Group Holding SA,
Registered 16,980 11,385,518
Tecan Group AG, Class R 6,971 1,390,681
Temenos AG, Registered 83,223 7,496,783
TX Group AG 3,551 966,407
*u-blox Holding AG 17,580 2,199,530
Valiant Holding AG 29,238 4,615,863
ΩVAT Group AG 15,853 5,612,632
Vaudoise Assurances Holding
SA 1,154 892,448
Vetropack Holding AG 16,628 616,345
Vontobel Holding AG, Class R 31,959 2,337,744
VP Bank AG, Class A 4,055 387,498
V-ZUG Holding AG 2,461 158,803
Walliser Kantonalbank,
Registered 2,402 372,701
Warteck Invest AG, Registered 204 498,664
Ypsomed Holding AG,
Registered 4,895 2,365,972
Zehnder Group AG,
Registered 3,778 334,974
Zug Estates Holding AG, Class
B 52 137,036
Zuger Kantonalbank, Class BR 81 853,839
TOTAL SWITZERLAND 255,735,586
UNITED KINGDOM — (12.3%)
4imprint Group PLC 12,796 608,761
*accesso Technology Group
PLC 6,122 36,295
Advanced Medical Solutions
Group PLC 301,046 804,744
AG Barr PLC 84,111 766,912
ΩAirtel Africa PLC 471,574 1,274,322
AJ Bell PLC 523,325 3,729,330
ΩAlfa Financial Software
Holdings PLC 219,118 664,029
*AO World PLC 495,484 610,454
Ashmore Group PLC 655,129 1,515,451
#Ashtead Technology Holdings
PLC 72,185 320,967
#*ASOS PLC 18,315 75,135
Ω#*Aston Martin Lagonda
Global Holdings PLC 73,734 68,352
ATALAYA MINING COPPER
SA 160,376 972,027
*Auction Technology Group
PLC 134,446 876,249
Aviva PLC 402,202 3,452,190
Avon Technologies PLC 11,041 309,024
B&M European Value Retail
SA 511,226 1,518,131
Babcock International Group
PLC 558,909 7,684,758
ΩBakkavor Group PLC 273,598 850,853
Balfour Beatty PLC,
Registered 611,078 4,391,067
Shares Value
UNITED KINGDOM — (Continued)
Barratt Redrow PLC,
Registered 707,675 $ 3,503,444
Beazley PLC 294,494 3,486,024
Bellway PLC 240,068 7,910,559
Berkeley Group Holdings PLC,
Registered 72,525 3,503,113
Bloomsbury Publishing PLC 137,582 873,929
Bodycote PLC 270,987 2,282,551
#*boohoo Group PLC 330,680 76,231
Breedon Group PLC 414,393 1,988,446
ΩBridgepoint Group PLC 375,379 1,628,368
Brooks Macdonald Group PLC 7,758 185,824
*Burberry Group PLC 331,592 5,662,857
Bytes Technology Group PLC 372,204 1,807,676
#C&C Group PLC 574,488 1,347,157
*Capita PLC 31,544 126,901
Card Factory PLC 462,798 628,366
Central Asia Metals PLC 200,082 387,635
Chemring Group PLC 308,874 2,248,110
Chesnara PLC 498,917 1,739,733
Clarkson PLC 34,234 1,565,234
*Close Brothers Group PLC 233,319 1,246,163
ΩCMC Markets PLC 121,688 366,356
Coats Group PLC 2,194,114 2,148,644
Cohort PLC 25,013 481,949
Computacenter PLC 107,268 3,259,235
Conduit Holdings, Ltd. 127,528 514,729
ΩConvaTec Group PLC 832,429 2,571,116
Cranswick PLC 73,454 5,161,590
Crest Nicholson Holdings PLC 472,623 1,142,686
Croda International PLC 59,559 2,058,705
*Currys PLC 1,375,718 2,055,403
CVS Group PLC 87,060 1,414,785
DCC PLC 34,691 2,185,231
Ω*Deliveroo PLC 307,879 722,374
*DFS Furniture PLC 199,787 424,342
Diploma PLC 467 33,248
DiscoverIE Group PLC 117,522 1,074,659
Diversified Energy Co. PLC 13,349 201,208
Diversified Energy Co. PLC 41,758 628,875
Domino's Pizza Group PLC 594,598 1,890,036
Dowlais Group PLC 367,623 342,004
Dr. Martens PLC 440,183 470,963
Drax Group PLC 465,774 4,360,891
Dunelm Group PLC 201,504 3,242,581
easyJet PLC 56,955 372,108
Elementis PLC 1,080,071 2,486,996
Energean PLC 167,427 2,028,418
EnQuest PLC 315,749 57,830
Entain PLC, Class B 393,801 5,326,001
Essentra PLC 34,767 48,125
*Evoke PLC 104,922 98,305
FDM Group Holdings PLC 3,373 5,419
Fevertree Drinks PLC 8,976 113,201
Firstgroup PLC 1,135,725 3,372,637
Foresight Group Holdings, Ltd. 108,220 663,074
ΩForterra PLC 336,827 898,164
*Frasers Group PLC 184,208 1,678,363

Dimensional International Small Cap ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Fresnillo PLC 160,202 $ 2,968,039
*Frontier Developments PLC 2,344 11,477
Fuller Smith & Turner PLC 36,606 285,810
Future PLC 113,872 1,075,188
FW Thorpe PLC 32,665 151,295
Galliford Try Holdings PLC 59,881 345,897
Games Workshop Group PLC 44,416 9,574,897
Gamma Communications PLC 120,961 1,741,598
GB Group PLC 384,774 1,191,503
Genuit Group PLC 378,141 1,951,605
Genus PLC 15,964 527,091
*Georgia Capital PLC 62,870 1,772,134
Goodwin PLC 966 108,916
Grafton Group PLC, Class A 309,820 3,648,993
Grainger PLC 1,000,080 2,719,695
#Greencore Group PLC 834,891 2,839,465
Greggs PLC 83,909 1,754,443
Gulf Keystone Petroleum, Ltd. 321,452 697,643
Halfords Group PLC 354,150 673,938
Harbour Energy PLC 527,042 1,389,339
Harworth Group PLC 249,038 622,875
Hays PLC 2,286,753 1,930,694
*Helios Towers PLC 1,044,612 1,645,036
Henry Boot PLC 79,208 241,085
Hikma Pharmaceuticals PLC 187,699 4,878,396
Hill & Smith PLC 125,725 3,402,425
Hilton Food Group PLC 107,623 1,210,591
Hiscox, Ltd. 498,920 8,530,353
Hochschild Mining PLC 927,400 3,421,633
Hollywood Bowl Group PLC 279,114 908,637
Howden Joinery Group PLC 514,849 5,995,648
Hunting PLC, Class U 261,112 1,088,456
ΩIbstock PLC 707,976 1,407,220
IG Group Holdings PLC 406,860 6,084,109
IMI PLC 173,780 5,109,959
Impax Asset Management
Group PLC, Registered 13,704 35,908
Inchcape PLC 512,059 4,756,973
*Indivior PLC 27,537 556,247
IntegraFin Holdings PLC 470,373 2,237,767
International Workplace Group
PLC 1,029,228 3,015,524
Investec PLC 179,678 1,335,114
Ithaca Energy PLC 159,065 365,004
ITV PLC 4,676,014 5,092,713
J D Wetherspoon PLC 163,571 1,629,952
James Halstead PLC 435,624 847,428
JD Sports Fashion PLC 3,965,535 4,484,750
JET2 PLC 121,279 2,611,240
*John Wood Group PLC 627,641 153,160
Johnson Matthey PLC 226,922 5,309,241
Johnson Service Group PLC 778,855 1,455,341
ΩJTC PLC 2,727 33,886
Jupiter Fund Management
PLC 734,195 1,251,414
Just Group PLC, Registered 1,400,549 3,910,698
Kainos Group PLC 77,015 754,190
Keller Group PLC 100,260 1,767,280
Shares Value
UNITED KINGDOM — (Continued)
Kier Group PLC 718,168 $ 1,883,663
Kingfisher PLC 923,581 3,306,099
Lancashire Holdings, Ltd. 373,386 3,093,185
Lion Finance Group PLC 56,585 5,702,231
Liontrust Asset Management
PLC 24,537 115,759
LSL Property Services PLC 103,840 408,126
ΩLuceco PLC 76,043 128,808
Man Group PLC 1,249,744 2,727,189
Marks & Spencer Group PLC 486 2,238
Marshalls PLC 327,913 898,261
*Marston's PLC 166,713 94,535
ME GROUP INTERNATIONAL
PLC 323,933 955,947
Mears Group PLC 201,153 1,038,161
*Metro Bank Holdings PLC 510,325 871,184
*Mitchells & Butlers PLC 557,684 2,040,595
Mitie Group PLC 1,822,287 3,395,416
MJ Gleeson PLC 51,142 244,997
*Mobico Group PLC,
Registered 328,277 157,783
Mondi PLC 191,950 2,610,018
MONY Group PLC 765,687 2,036,671
Moonpig Group PLC 567,590 1,607,393
Morgan Advanced Materials
PLC 371,037 1,139,144
Morgan Sindall Group PLC 61,455 3,732,875
Mortgage Advice Bureau
Holdings, Ltd. 35,031 375,501
MP Evans Group PLC 57,356 1,009,495
NCC Group PLC 513,392 1,021,811
Next 15 Group PLC 7,239 26,967
Nichols PLC 12,198 213,077
Ninety One PLC 163,764 408,077
*Ocado Group PLC 512,074 2,140,701
ΩOn the Beach Group PLC 176,813 631,759
OSB Group PLC 553,359 4,071,508
#*Oxford Biomedica PLC 6,440 39,075
Oxford Instruments PLC 64,487 1,549,750
*Oxford Nanopore
Technologies PLC 194,762 525,785
Pagegroup PLC 374,744 1,319,137
Pan African Resources PLC 4,919,933 3,463,733
Paragon Banking Group PLC,
Class A 204,055 2,445,171
PayPoint PLC 120,094 1,153,803
Pennon Group PLC 508,235 3,352,094
Persimmon PLC 434,182 6,578,863
Pets at Home Group PLC 620,449 1,878,606
*Pinewood Technologies
Group PLC 43,330 276,955
Playtech PLC, Registered,
Class A 441,469 2,325,181
Plus500, Ltd. 131,264 5,847,003
Polar Capital Holdings PLC 132,331 832,695
Porvair PLC 1,825 17,872
PPHE Hotel Group, Ltd. 25,981 561,112
Premier Foods PLC 962,107 2,454,731
PZ Cussons PLC 312,429 290,243

Dimensional International Small Cap ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
QinetiQ Group PLC 788,195 $ 5,183,984
Rank Group PLC 322,611 668,566
Reach PLC 237,047 218,646
Renew Holdings PLC 111,828 1,247,532
Renishaw PLC 4,505 177,360
RHI Magnesita NV, Registered 14,508 459,819
Ricardo PLC 8,390 47,742
Rightmove PLC 323,010 3,499,140
Robert Walters PLC 25,147 47,754
Rotork PLC 973,511 4,194,680
RS GROUP PLC 345,915 2,558,909
RWS Holdings PLC 98,851 117,340
S4 Capital PLC 48,261 15,296
ΩSabre Insurance Group PLC 334,721 677,716
Savills PLC 172,856 2,239,447
Schroders PLC 284,735 1,473,300
Senior PLC 659,524 1,763,013
Serco Group PLC 1,858,392 5,139,930
Serica Energy PLC 414,757 922,097
*SIG PLC 275,791 51,825
#*SigmaRoc PLC 482,633 737,049
Softcat PLC, Class B 140,504 3,036,326
Spectris PLC 78,826 4,162,133
Spirax Group PLC 20,684 1,736,760
ΩSpire Healthcare Group PLC 423,668 1,222,238
Spirent Communications PLC 93,511 241,307
SSP Group PLC 1,008,388 2,281,904
St. James's Place PLC 65,499 1,134,180
SThree PLC 32,903 92,091
*Synthomer PLC 21,437 23,262
Tate & Lyle PLC 423,357 3,002,929
Tatton Asset Management
PLC 1,519 14,674
Taylor Wimpey PLC 3,002,743 4,063,077
TBC Bank Group PLC 71,661 4,599,368
Team Internet Group PLC 89,070 70,133
Telecom Plus PLC, Class B 90,306 2,208,473
#*THG PLC 785,261 315,077
TP ICAP Group PLC, Class A 1,159,211 4,701,826
Ω*Trainline PLC 343,925 1,246,151
Travis Perkins PLC 292,013 2,104,135
Treatt PLC 5,351 14,339
TT Electronics PLC 140,133 180,437
#*Tullow Oil PLC 119,815 22,674
*Vanquis Banking Group PLC 31,193 40,660
Vesuvius PLC 342,858 1,617,058
*Victoria PLC 978 1,086
Victorian Plumbing Group PLC 42,266 41,614
Victrex PLC 53,293 484,507
*VIDENDUM PLC 9,905 14,550
*Vistry Group PLC 385,716 2,977,883
Volex PLC, Registered, Class
R 196,132 966,826
Volution Group PLC, Class R 329,777 2,923,942
Vp PLC 4,724 37,509
Ω*Watches of Switzerland
Group PLC 355,553 1,649,642
*Watkin Jones PLC 79,619 27,394
Shares Value
UNITED KINGDOM — (Continued)
WH Smith PLC 138,771 $ 1,882,332
Whitbread PLC 97,653 3,945,354
Wickes Group PLC 398,997 1,169,545
WPP PLC 86,112 467,220
#WPP PLC, Sponsored ADR 31,200 844,896
*XP Power, Ltd. 6,421 73,076
XPS Pensions Group PLC 325,365 1,593,111
Young & Co's Brewery PLC,
Class A 42,576 508,776
Young & Co's Brewery PLC,
Class NV 31,713 260,197
Zigup PLC, Class B 362,152 1,605,496
TOTAL UNITED KINGDOM 424,185,832
UNITED STATES — (0.1%)
*Coeur Mining, Inc. 53,905 468,434
International Paper Co. 90,499 4,515,010
TOTAL UNITED STATES 4,983,444
TOTAL COMMON STOCKS 3,304,244,623
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Draegerwerk AG & Co. KGaA
2.890% 11,310 910,019
Einhell Germany AG, Class P
2.020% 6,597 561,762
#FUCHS SE 2.910% 93,282 4,296,240
Jungheinrich AG 2.380% 37,508 1,445,009
Porsche Automobil Holding
SE, NVS 5.410% 88,846 3,592,644
Sixt SE, Class A 4.430% 12,375 869,654
STO SE & Co. KGaA 0.250% 176 25,180
TOTAL GERMANY 11,700,508
TOTAL PREFERRED
STOCKS 11,700,508
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*4DMedical, Ltd. 12/31/2025 600 14
*Imugene, Ltd. 08/31/2026 536 10
*Talga Group, Ltd. 09/13/2025 2,856 –
TOTAL AUSTRALIA 24
ITALY — (0.0%)
*Fincantieri SpA 9/30/2026 3,708 7,807
#*Geox SpA 09/30/2026 160 10
TOTAL ITALY 7,817
NORWAY — (0.0%)
*Atlantic Sapphire ASA
12/14/2026 510 32
TOTAL NORWAY 32
TOTAL RIGHTS/WARRANTS 7,873
TOTAL INVESTMENT SECURITIES — (96.1%)
(Cost $2,911,060,268) 3,315,953,004

Dimensional International Small Cap ETF
continued
Shares Value
NORWAY — (Continued)
SECURITIES LENDING COLLATERAL — (3.9%)
@§The DFA Short Term
Investment Fund 11,485,081 $ 132,847,934
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,043,908,202) $ 3,448,800,938
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $133,970,440 which represented 4.0% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
As of July 31, 2025 , Dimensional International Small Cap ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 111 09/19/25 $ 35,115,999 $ 35,377,087 $ 261,088
Total Futures Contracts ..............
$35,115,999 $35,377,087 $261,088
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 192,122,675 $ 93,500 $ 98 $ 192,216,273
Austria .............................. 41,662,221 — — 41,662,221
Belgium ............................. 47,544,383 — — 47,544,383
Canada ............................. 389,362,232 — 1,927 389,364,159
China ............................... 8,560 — — 8,560
Denmark ............................ 76,752,476 — — 76,752,476
Finland .............................. 93,255,695 — — 93,255,695
France .............................. 189,836,552 — — 189,836,552
Germany ............................ 212,413,449 — — 212,413,449
Hong Kong ........................... 60,723,132 — 2,738 60,725,870
Ireland .............................. 9,153,294 — — 9,153,294
Israel ............................... 35,522,187 — — 35,522,187
Italy ................................ 139,873,629 — — 139,873,629
Japan ............................... 759,884,715 — — 759,884,715

Dimensional International Small Cap ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Netherlands .......................... $ 95,384,087 $ — $ — $ 95,384,087
New Zealand ......................... 8,072,468 — — 8,072,468
Norway .............................. 29,504,981 — — 29,504,981
Portugal ............................. 19,652,199 — — 19,652,199
Singapore ............................ 35,871,179 — — 35,871,179
Spain ............................... 84,699,304 — — 84,699,304
Sweden ............................. 97,942,080 — — 97,942,080
Switzerland ........................... 255,732,976 2,610 — 255,735,586
United Kingdom ....................... 423,476,425 709,407 — 424,185,832
United States ......................... 4,983,444 — — 4,983,444
Preferred Stocks
Germany ............................ 11,700,508 — — 11,700,508
Rights/Warrants
Australia ............................. 24 — — 24
Italy ................................ 7,817 — — 7,817
Norway .............................. 32 — — 32
Securities Lending Collateral ............... — 132,847,934 — 132,847,934
Total Investments ........................ $3,315,142,724 $133,653,451 $4,763> $3,448,800,938
Financial Instruments
Assets
Futures Contracts** ...................... 261,088 — — 261,088
Total Other Financial Instruments ........... $261,088 $– $– $261,088
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional International High Profitability ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (96.3%)
AUSTRALIA — (6.4%)
ALS, Ltd., Registered 248,046 $ 2,913,003
# Ampol , Ltd. 99,111 1,745,272
Aristocrat Leisure, Ltd. 108,570 4,895,982
BHP Group, Ltd. 1,579,425 39,913,744
#BHP Group, Ltd., Sponsored
ADR 467,129 23,669,427
Brambles, Ltd. 1,187,496 18,280,814
Cochlear, Ltd. 26,279 5,389,262
Coles Group, Ltd. 1,164,660 15,552,196
Computershare, Ltd. 372,015 10,095,825
Endeavour Group, Ltd. 911,638 2,400,654
Evolution Mining, Ltd. 1,752,376 8,021,964
Fortescue, Ltd. 622,372 7,120,677
Insurance Australia Group, Ltd. 1,267,458 7,156,769
#*James Hardie Industries
PLC 265,523 7,062,218
JB Hi-Fi, Ltd. 102,227 7,351,951
Lottery Corp., Ltd. (The) 2,005,808 6,999,587
Medibank Pvt., Ltd., Class B 2,272,889 7,463,322
Netwealth Group, Ltd. 89,936 2,173,181
New Hope Corp., Ltd., Class B 18,709 50,351
Northern Star Resources, Ltd. 493,373 4,945,928
Perseus Mining, Ltd. 31,209 65,707
Pro Medicus , Ltd. 49,749 10,310,403
Qantas Airways, Ltd., Class B 125,834 880,666
#Ramsay Health Care, Ltd. 166 4,144
#REA Group, Ltd. 35,098 5,411,721
Rio Tinto, Ltd. 175,392 12,613,824
SGH, Ltd., Registered 131,299 4,333,351
Technology One, Ltd. 265,527 7,023,004
Telstra Group, Ltd. 1,772,585 5,672,144
Wesfarmers, Ltd. 390,826 21,577,513
Woolworths Group, Ltd. 744,392 15,101,980
* Xero , Ltd. 31,885 3,715,565
# Yancoal Australia, Ltd. 205,357 835,623
TOTAL AUSTRALIA 270,747,772
AUSTRIA — (0.2%)
Erste Group Bank AG 3,211 296,032
OMV AG 88,934 4,547,929
Verbund AG 53,382 3,992,759
TOTAL AUSTRIA 8,836,720
BELGIUM — (0.7%)
Anheuser-Busch InBev SA/NV 122,369 7,198,918
#Anheuser-Busch InBev SA/
NV, Sponsored ADR 4,801 276,874
KBC Group NV 59,703 6,270,212
Lotus Bakeries NV 124 1,055,911
Syensqo SA 9,928 794,958
UCB SA 60,478 13,182,904
TOTAL BELGIUM 28,779,777
CANADA — (10.7%)
Agnico Eagle Mines, Ltd. 71,533 8,899,780
Shares Value
CANADA — (Continued)
# Agnico Eagle Mines, Ltd.,
ADR 74,039 $ 9,207,490
#*Air Canada 2,197 30,670
Alamos Gold, Inc., Class B 91,363 2,220,121
Alamos Gold, Inc., Class B 4,100 99,849
Alimentation Couche-Tard, Inc. 325,654 16,959,306
ARC Resources, Ltd. 528,288 10,336,111
#BCE, Inc. 150 3,507
BCE, Inc., ADR 1,285 29,979
#Canadian National Railway
Co., ADR 192,147 17,956,137
Canadian Natural Resources,
Ltd. 871,798 27,635,997
Canadian Natural Resources,
Ltd., Class A 35,688 1,132,166
Canadian Tire Corp., Ltd.,
Class A 34,204 4,591,211
CCL Industries, Inc. 119,541 6,696,648
*Celestica, Inc. 448 89,762
*Celestica, Inc. 93,138 18,614,561
Cenovus Energy, Inc. 29,450 449,243
Cenovus Energy, Inc., ADR 929,034 14,149,188
CGI, Inc. 51,087 4,935,953
CGI, Inc., ADR 97,581 9,409,736
Colliers International Group,
Inc. 20,328 3,063,633
Colliers International Group,
Inc., Class B 708 107,003
Constellation Software, Inc. 6,961 24,068,228
Dollarama , Inc. 181,627 24,879,043
Element Fleet Management
Corp. 89,177 2,324,646
Empire Co., Ltd., Class A 135,206 5,396,309
Endeavour Mining PLC 23,426 704,873
FirstService Corp., Class WI 816 161,199
FirstService Corp., Class WI,
ADR 19,560 3,857,623
George Weston, Ltd. 44,712 8,514,862
Gildan Activewear , Inc., ADR 71,014 3,586,917
iA Financial Corp., Inc. 55,756 5,469,738
#Imperial Oil, Ltd. 2,945 246,093
Imperial Oil, Ltd., Registered 70,936 5,921,028
Intact Financial Corp. 56,769 11,759,894
Keyera Corp. 127,865 4,023,093
Kinross Gold Corp. 1,190,245 19,043,920
Loblaw Cos., Ltd. 52,022 8,431,210
Lundin Gold, Inc. 80,363 3,727,662
Lundin Mining Corp.,
Registered 302,450 3,095,488
Magna International, Inc. 148,576 6,091,616
#MEG Energy Corp. 64,967 1,283,316
Metro, Inc. 167,126 12,807,493
National Bank of Canada 197,659 20,605,831
Open Text Corp., ADR 32,601 959,447
#Pan American Silver Corp. 57,271 1,547,462

Dimensional International High Profitability ETF
continued
Shares Value
CANADA — (Continued)
Pan American Silver Corp. 43,965 $ 1,190,272
Parkland Corp. 17,249 487,945
Pembina Pipeline Corp. 19,801 737,587
Pembina Pipeline Corp. 36,893 1,372,051
Quebecor, Inc., Class B 76,139 2,146,684
RB Global, Inc. 66,135 7,159,775
Restaurant Brands
International, Inc. 153,523 10,418,071
Rogers Communications, Inc.,
Class B 96,919 3,244,303
#Rogers Communications,
Inc., Class B, ADR 103,447 3,455,130
South Bow Corp. 282 7,422
South Bow Corp., ADR 1 26
Stantec , Inc. 54,404 5,949,621
Stantec , Inc. 20,763 2,274,611
Sun Life Financial, Inc. 130,102 7,949,815
Sun Life Financial, Inc. 380 23,180
Suncor Energy, Inc. 590,652 23,307,128
TFI International, Inc. 23,851 2,079,092
#Thomson Reuters Corp. 21,674 4,354,523
Toromont Industries, Ltd. 60,991 6,197,697
Tourmaline Oil Corp. 256,322 10,932,920
Waste Connections, Inc. 187 34,997
Waste Connections, Inc. 74,563 13,918,675
WSP Global, Inc. 48,000 9,905,175
TOTAL CANADA 452,271,742
DENMARK — (1.3%)
Coloplast A/S, Class B 20,239 1,873,082
Novo Nordisk A/S, Class B 732,640 35,340,580
#Novo Nordisk A/S, Class B,
Sponsored ADR 48,209 2,269,197
Pandora A/S 84,411 14,053,719
TOTAL DENMARK 53,536,578
FINLAND — (0.8%)
Elisa OYJ 17,767 918,334
Kesko OYJ, Class A 10,513 229,582
Kesko OYJ, Class B 64,981 1,419,049
Kone OYJ, Class B 149,657 9,239,334
Metso OYJ, Class B 195,318 2,473,583
Nordea Bank Abp 189,681 2,778,859
Sampo OYJ, A Shares 943,894 10,172,375
Wartsila OYJ Abp 228,577 6,341,585
TOTAL FINLAND 33,572,701
FRANCE — (10.0%)
Aeroports de Paris SA 1,928 234,791
Airbus SE 253,322 51,040,740
Bouygues SA 210,208 8,697,416
Bureau Veritas SA 318,430 9,854,926
Cie de Saint-Gobain SA 23,238 2,667,671
Eiffage SA, Class P 76,715 10,330,109
Engie SA 666,009 14,955,874
FDJ UNITED 42,378 1,328,026
Hermes International SCA,
Class B 13,207 32,514,515
Ipsen SA 7,031 834,504
L'Oreal SA 3,585 1,597,578
Shares Value
FRANCE — (Continued)
LVMH Moet Hennessy Louis
Vuitton SE 154,024 $ 83,269,319
Orange SA 2,312,036 35,313,915
Safran SA, Class B 160,530 53,190,916
Sodexo SA 68,591 4,105,835
Thales SA 56,031 15,121,848
TotalEnergies SE 1,277,460 76,058,954
Vinci SA 163,162 22,708,335
TOTAL FRANCE 423,825,272
GERMANY — (8.6%)
adidas AG 100,242 19,280,617
#BASF SE 390,589 19,294,527
Bayer AG, Registered 496,204 15,532,819
Bayerische Motoren Werke AG 89,552 8,597,386
Brenntag SE 64,337 4,016,138
Continental AG 92,518 7,963,001
CTS Eventim AG & Co. KGaA 25,670 2,916,010
Daimler Truck Holding AG 185,768 9,106,504
Deutsche Boerse AG 68,699 19,979,645
Deutsche Post AG 478,054 21,585,229
Deutsche Telekom AG 1,486,580 53,561,867
E.ON SE 1,210,375 22,102,910
GEA Group AG, Registered 71,949 5,196,211
Hannover Rueck SE 28,426 8,667,277
Hella GmbH & Co. KGaA 6,298 627,126
Hensoldt AG 2,313 254,409
HOCHTIEF AG 10,712 2,350,311
Infineon Technologies AG 711,970 28,223,416
Knorr- Bremse AG 53,609 5,390,290
Mercedes-Benz Group AG 183,461 10,519,962
MTU Aero Engines AG, Class
R 27,436 11,876,132
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen ,
Class R 3,148 2,073,902
Nemetschek SE, Registered 36,572 5,487,621
Rational AG 2,108 1,639,429
Rheinmetall AG 30,030 59,650,302
*Siemens Energy AG 3,943 460,320
Ω#Siemens Healthineers AG 77,471 4,194,044
Symrise AG 43,706 3,976,865
Talanx AG 40,806 5,445,720
Volkswagen AG, Registered,
Class R 10,618 1,143,576
Ω* Zalando SE 120,492 3,547,005
TOTAL GERMANY 364,660,571
HONG KONG — (1.6%)
AIA Group, Ltd. 494,800 4,626,538
Cathay Pacific Airways, Ltd. 1,815,000 2,705,159
#HKT Trust & HKT, Ltd., Class
SS 4,508,000 7,097,946
Hong Kong Exchanges &
Clearing, Ltd. 474,300 25,799,503
PCCW, Ltd. 358,000 256,757
PRADA SpA 439,100 2,399,667
ΩSamsonite Group SA 11,100 22,709

Dimensional International High Profitability ETF
continued
Shares Value
HONG KONG — (Continued)
SITC International Holdings
Co., Ltd. 1,341,000 $ 4,347,573
Techtronic Industries Co., Ltd.,
Class B 812,500 9,760,351
ΩWH Group, Ltd. 8,742,000 8,808,818
TOTAL HONG KONG 65,825,021
IRELAND — (0.2%)
AIB Group PLC 434,976 3,460,053
Kerry Group PLC, Class A 7,131 662,326
Kingspan Group PLC 72,244 6,007,173
TOTAL IRELAND 10,129,552
ISRAEL — (1.0%)
Bank Leumi Le-Israel BM,
Class IS 4,638 86,222
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 623 118,592
Bezeq The Israeli
Telecommunication Corp., Ltd. 1,499,876 2,800,718
* Cellcom Israel, Ltd. 4,873 44,384
Clal Insurance Enterprises
Holdings, Ltd., Registered 40,452 1,951,893
Delek Group, Ltd. 10,166 2,077,189
Delta Galil , Ltd. 6,914 367,853
*El Al Israel Airlines 209,984 851,671
Electra, Ltd., Class B 1,279 780,346
* Fattal Holdings 1998, Ltd. 6,003 1,086,613
First International Bank Of
Israel, Ltd. (The) 66,552 4,645,261
Formula Systems 1985, Ltd. 2,366 285,585
Formula Systems 1985, Ltd.,
ADR 16 1,760
Fox Wizel , Ltd. 410 42,636
Hilan , Ltd. 9,660 791,000
#Matrix IT, Ltd. 22,042 813,435
Meitav Investment House, Ltd. 2,648 66,352
Menora Mivtachim Holdings,
Ltd. 19,146 1,671,593
Mizrahi Tefahot Bank, Ltd. 56,074 3,479,213
Next Vision Stabilized
Systems, Ltd. 37,187 1,531,281
One Software Technologies,
Ltd. 15,318 397,827
Partner Communications Co.,
Ltd. 58,486 541,313
Paz Retail And Energy, Ltd. 6,015 1,114,848
Phoenix Financial, Ltd. 200,429 6,870,805
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 269 25,143
Shufersal , Ltd. 193,458 2,347,088
Strauss Group, Ltd. 8,804 237,085
Tel Aviv Stock Exchange, Ltd. 6,684 126,761
* Teva Pharmaceutical
Industries, Ltd. 96,009 1,583,359
* Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 269,334 4,161,210
TOTAL ISRAEL 40,899,036
Shares Value
ITALY — (2.5%)
Banca Mediolanum SpA 179,934 $ 3,192,108
Enel SpA 3,747,428 33,167,596
Eni SpA , Class B 873,375 14,904,283
#Ferrari NV, ADR 37,803 16,761,472
FinecoBank Banca Fineco SpA 471,723 10,107,077
Intesa Sanpaolo SpA 632,229 3,831,538
Moncler SpA 146,044 7,846,202
ΩPoste Italiane SpA 175,630 3,812,275
Prysmian SpA 10,010 806,336
Recordati Industria Chimica e
Farmaceutica SpA 81,070 4,676,527
Stellantis NV 363 3,226
# Stellantis NV, ADR 219,443 1,950,848
UniCredit SpA 89,619 6,629,289
TOTAL ITALY 107,688,777
JAPAN — (21.1%)
Advantest Corp. 260,300 17,901,625
#Aeon Co., Ltd. 291,400 9,358,026
Air Water, Inc. 226,300 3,372,809
Ajinomoto Co., Inc. 324,300 8,630,330
Asahi Intecc Co., Ltd. 170,300 2,675,666
Asics Corp. 485,300 11,505,701
Astellas Pharma, Inc. 1,253,200 13,144,465
Bandai Namco Holdings, Inc. 216,100 7,047,535
BayCurrent , Inc., Registered 107,100 6,174,289
BIPROGY, Inc. 62,200 2,518,254
Bridgestone Corp. 231,600 9,435,128
Capcom Co., Ltd. 201,000 5,176,757
Chugai Pharmaceutical Co.,
Ltd. 278,600 13,625,011
Cosmo Energy Holdings Co.,
Ltd. 61,600 2,749,375
Cosmos Pharmaceutical Corp. 30,700 1,923,659
CyberAgent , Inc. 126,800 1,290,791
Daicel Corp. 196,200 1,699,370
Daifuku Co., Ltd. 230,300 5,931,378
Dai-ichi Life Holdings, Inc. 3,800 30,388
Daikin Industries, Ltd. 5,600 693,046
Daito Trust Construction Co.,
Ltd. 42,400 4,372,557
Daiwa House Industry Co., Ltd. 278,000 9,243,576
Dentsu Group, Inc. 81,200 1,612,454
Dentsu Soken , Inc. 17,000 748,929
Dexerials Corp. 103,300 1,508,367
Disco Corp. 23,200 7,021,894
DMG Mori Co., Ltd. 52,000 1,205,542
Ebara Corp. 401,800 7,475,597
Fast Retailing Co., Ltd. 66,100 20,370,896
Food & Life Cos., Ltd. 63,900 3,242,237
Fuji Electric Co., Ltd. 136,200 6,857,287
Fujikura, Ltd. 218,900 15,090,784
Fujitsu, Ltd. 623,000 13,681,617
GMO Payment Gateway, Inc. 24,600 1,393,011
Goldwin, Inc. 7,678 399,881
Hitachi Construction Machinery
Co., Ltd. 113,901 3,322,538
Hitachi, Ltd. 507,100 15,826,763
Hoya Corp. 132,300 16,861,118

Dimensional International High Profitability ETF
continued
Shares Value
JAPAN — (Continued)
Idemitsu Kosan Co., Ltd. 351,900 $ 2,265,329
IHI Corp. 69,600 7,855,118
Inpex Corp. 844,200 12,046,377
Internet Initiative Japan, Inc.,
Class R 99,500 1,843,290
Isuzu Motors, Ltd. 600,900 7,776,024
J Front Retailing Co., Ltd. 256,300 3,486,988
Japan Airlines Co., Ltd. 195,000 3,898,834
Japan Airport Terminal Co.,
Ltd. 32,900 1,004,740
Japan Exchange Group, Inc. 960,200 9,442,812
Japan Tobacco, Inc. 130,500 3,744,304
Kakaku.com, Inc. 120,100 2,066,906
Kao Corp. 102,500 4,638,194
Kawasaki Heavy Industries,
Ltd. 99,100 7,322,449
KDDI Corp., Class A 1,642,100 27,120,101
Kobe Bussan Co., Ltd. 127,101 3,433,108
Kobe Steel, Ltd. 312,800 3,457,542
#Kokusai Electric Corp. 84,400 1,911,822
Komatsu, Ltd., Class R 476,500 15,403,651
Konami Group Corp., Class B 55,300 7,540,157
Kotobuki Spirits Co., Ltd.,
Class R 42,569 574,913
Kuraray Co., Ltd. 123,300 1,539,048
Kurita Water Industries, Ltd. 102,700 3,998,950
Lasertec Corp., Class A 37,700 3,887,863
#Marui Group Co., Ltd. 105,900 2,168,032
Maruwa Co., Ltd. 2,500 763,148
#McDonald's Holdings Co
Japan, Ltd. 104,700 4,202,053
* Mercari , Inc. 60,900 943,071
MINEBEA MITSUMI, Inc. 128,202 2,041,930
Mitsubishi Chemical Group
Corp. 1,410,800 7,754,502
#Mitsubishi Motors Corp. 729,101 1,936,905
MonotaRO Co., Ltd. 205,300 3,688,702
MS&AD Insurance Group
Holdings, Inc. 494,100 10,650,589
Nichias Corp. 3,300 127,838
Nichirei Corp. 214,500 2,604,729
NIDEC Corp. 185,600 3,592,497
Nifco, Inc. 7,700 189,309
NIPPON EXPRESS
HOLDINGS, Inc. 249,700 5,501,879
Nippon Sanso Holdings Corp. 181,600 6,484,723
Nissan Chemical Corp. 96,201 3,159,078
Niterra Co., Ltd. 164,600 5,713,614
Nitto Denko Corp. 519,200 10,836,288
Nomura Research Institute,
Ltd. 134,400 5,375,286
Olympus Corp. 760,300 9,151,689
Open House Group Co., Ltd. 35,501 1,587,337
Oracle Corp. 16,600 1,809,515
Organo Corp. 10,473 656,933
Oriental Land Co., Ltd. 268,426 5,555,979
Otsuka Corp. 153,900 2,932,378
Pan Pacific International
Holdings Corp. 172,900 5,823,649
Shares Value
JAPAN — (Continued)
Persol Holdings Co., Ltd. 1,884,990 $ 3,632,327
Rakus Co., Ltd. 37,600 584,631
* Rakuten Bank, Ltd. 23,500 1,105,552
* Rakuten Group, Inc. 811,300 4,161,757
Recruit Holdings Co., Ltd. 506,300 30,453,022
Renesas Electronics Corp. 406,902 5,045,212
Resonac Holdings Corp. 151,700 3,693,337
Round One Corp. 72,700 752,627
Ryohin Keikaku Co., Ltd. 188,700 8,990,192
Sankyo Co., Ltd. 168,700 3,162,249
Sanrio Co., Ltd. 123,800 5,119,156
Sanwa Holdings Corp. 153,300 4,215,126
SCREEN Holdings Co., Ltd. 65,400 5,206,100
SCSK Corp., Class B 104,600 3,276,417
Seibu Holdings, Inc. 186,700 5,250,104
Seven & i Holdings Co., Ltd. 1,109,301 14,719,918
#SG Holdings Co., Ltd. 289,148 3,230,688
#*Sharp Corp. 131,700 628,156
*SHIFT, Inc. 4,600 48,982
#Skylark Holdings Co., Ltd. 219,900 4,198,695
# Socionext , Inc. 83,977 1,621,005
SoftBank Corp. 13,081,900 19,001,982
Sompo Holdings, Inc. 341,300 10,141,823
Sony Group Corp. 3,065,980 75,012,049
#Sony Group Corp., ADR 122,835 2,987,347
Subaru Corp. 590,301 10,902,300
Sugi Holdings Co., Ltd.,
Registered 107,600 2,613,230
Sumitomo Forestry Co., Ltd. 314,900 3,227,571
Sundrug Co., Ltd. 55,600 1,655,864
Suzuki Motor Corp. 446,000 4,938,762
Sysmex Corp. 524,500 8,632,755
Taiheiyo Cement Corp. 66,800 1,648,528
TDK Corp. 562,200 6,937,143
TechnoPro Holdings, Inc. 25,800 825,285
TIS, Inc. 200,000 6,426,792
Toei Animation Co., Ltd. 37,100 813,515
Tokio Marine Holdings, Inc. 729,900 29,701,369
Tokyo Electron, Ltd. 166,122 30,167,874
Tokyo Ohka Kogyo Co., Ltd. 10,500 290,382
Tokyu Fudosan Holdings Corp. 280,600 1,996,895
Tomy Co., Ltd. 31,500 671,255
Toridoll Holdings Corp., Class
A 15,800 468,032
Toyo Tire Corp. 82,600 1,758,533
Toyota Boshoku Corp. 21,100 301,719
Toyota Motor Corp. 1,383,500 24,788,915
Toyota Tsusho Corp. 134,100 3,092,868
Trend Micro, Inc., Class B 105,400 6,462,881
Tsuruha Holdings, Inc. 15,499 1,144,698
U-Next Holdings Co., Ltd. 22,700 309,364
Unicharm Corp. 413,000 2,870,514
USS Co., Ltd. 471,100 5,154,099
*Visional, Inc. 5,300 418,203
Welcia Holdings Co., Ltd. 91,800 1,545,707
Yamaha Motor Co., Ltd. 792,200 5,756,143
Yamazaki Baking Co., Ltd. 83,400 1,800,502
Yaoko Co., Ltd. 7,700 499,212

Dimensional International High Profitability ETF
continued
Shares Value
JAPAN — (Continued)
Yokogawa Electric Corp. 172,300 $ 4,612,756
Yokohama Rubber Co., Ltd.
(The) 16,400 474,036
Zensho Holdings Co., Ltd. 84,800 4,505,537
ZOZO, Inc., Class B 331,400 3,292,089
TOTAL JAPAN 893,572,606
NETHERLANDS — (3.2%)
ASML Holding NV, Class B 6,484 4,549,954
ASML Holding NV, Class B,
Sponsored NVDR 107,875 74,941,841
ASR Nederland NV, Class B 39,349 2,628,341
* InPost SA 75,885 1,096,094
Koninklijke KPN NV 2,758,124 12,374,640
#Universal Music Group NV 426,578 12,391,468
Wolters Kluwer NV 186,605 29,196,076
TOTAL NETHERLANDS 137,178,414
NEW ZEALAND — (0.2%)
Chorus, Ltd. 281,702 1,449,329
Contact Energy, Ltd. 287,105 1,544,076
Fisher & Paykel Healthcare
Corp., Ltd. 159,334 3,461,513
Mainfreight , Ltd. 44,513 1,555,673
Spark New Zealand, Ltd. 346,297 496,781
TOTAL NEW ZEALAND 8,507,372
NORWAY — (0.9%)
AF Gruppen ASA 78 1,196
Aker BP ASA 144,004 3,501,664
Atea ASA, Class A 615 8,532
Ω#BW LPG, Ltd. 46,922 626,878
Ω#BW LPG, Ltd. 87,603 1,182,116
DOF Group ASA 19,422 179,343
Equinor ASA 391,183 10,173,430
# Equinor ASA, Sponsored
ADR 12,741 328,081
Hafnia, Ltd. 202,434 1,123,732
Hoegh Autoliners ASA 94,488 959,250
Kongsberg Gruppen ASA 142,047 4,274,472
Protector Forsikring ASA 41,197 2,025,140
Storebrand ASA, Class B 429,759 6,149,882
Telenor ASA 109,332 1,685,634
Var Energi ASA 297,680 1,031,264
Veidekke ASA 93,592 1,500,243
Wallenius Wilhelmsen ASA 237,995 2,146,786
TOTAL NORWAY 36,897,643
PORTUGAL — (0.1%)
Galp Energia SGPS SA, Class
B 144,513 2,764,687
Jeronimo Martins SGPS SA 30,187 739,378
TOTAL PORTUGAL 3,504,065
SINGAPORE — (1.2%)
DBS Group Holdings, Ltd. 539,730 19,931,756
DFI Retail Group Holdings,
Ltd. 7,800 26,988
SATS, Ltd. 737,700 1,808,214
Sembcorp Industries, Ltd. 690,200 4,128,379
Singapore Airlines, Ltd. 1,510,500 7,917,216
Singapore Exchange, Ltd. 612,500 7,553,860
Shares Value
SINGAPORE — (Continued)
Singapore Technologies
Engineering, Ltd. 1,067,400 $ 7,215,553
Yangzijiang Shipbuilding
Holdings, Ltd. 1,493,300 2,946,659
TOTAL SINGAPORE 51,528,625
SOUTH AFRICA — (0.0%)
* Valterra Platinum, Ltd. 158 7,067
TOTAL SOUTH AFRICA 7,067
SPAIN — (2.6%)
ACS Actividades de
Construccion y Servicios SA 137,314 9,492,584
ΩAena SME SA 505,168 13,642,329
Amadeus IT Group SA 297,549 23,982,100
Banco Bilbao Vizcaya
Argentaria SA 323,167 5,415,029
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 6,262 104,763
Endesa SA 270,820 7,857,627
Ferrovial SE 232,205 11,933,026
Industria de Diseno Textil SA 319,024 15,302,899
Naturgy Energy Group SA 123,175 3,874,110
Repsol SA 138,113 2,099,256
Telefonica SA 3,468,967 17,962,032
TOTAL SPAIN 111,665,755
SWEDEN — (2.6%)
AddTech AB, B Shares 176,564 5,970,012
Atlas Copco AB, Class A 1,263,920 19,347,696
Atlas Copco AB, Class B 337,657 4,589,254
Avanza Bank Holding AB 98,318 3,644,691
# Axfood AB 95,800 2,867,188
*Electrolux AB, Class B 129,992 796,750
Epiroc AB, Class A 91,928 1,879,571
Epiroc AB, Class B 43,539 784,253
#H & M Hennes & Mauritz AB,
Class B 251,367 3,408,720
Hemnet Group AB 70,094 2,031,044
*HMS Networks AB 986 41,663
Indutrade AB 10,979 268,181
Lagercrantz Group AB, B
Shares 131,599 3,071,605
Lifco AB, Class B 15,864 568,255
Loomis AB 52,648 2,090,859
Medicover AB, Class B 49,762 1,402,134
Mycronic AB 5,442 118,823
Nordnet AB ( publ ), Registered 120,168 3,262,825
Sectra AB, Class B 111,263 4,138,248
Tele2 AB, B Shares 601,130 9,318,938
Telefonaktiebolaget LM
Ericsson, Class A 4,815 35,225
# Telefonaktiebolaget LM
Ericsson, Class A, Sponsored
ADR 240 1,733
Telefonaktiebolaget LM
Ericsson, Class B 970,989 7,097,518
Telia Co. AB 944,084 3,347,891
Truecaller AB, Class B 218,014 1,094,560
Volvo AB, Class A 50,003 1,439,665

Dimensional International High Profitability ETF
continued
Shares Value
SWEDEN — (Continued)
#Volvo AB, Class B 930,564 $ 26,811,471
TOTAL SWEDEN 109,428,773
SWITZERLAND — (8.2%)
Geberit AG, Registered 25,889 19,893,770
Kuehne + Nagel International
AG, Class R 37,599 7,697,597
Nestle SA, Registered 1,023,092 89,578,032
#Novartis AG, Class B,
Sponsored ADR 543,269 61,791,416
Novartis AG, Registered 98,889 11,470,174
Partners Group Holding AG 17,305 23,473,256
Roche Holding AG, Class A 371,333 117,566,301
Roche Holding AG, Class BR 8,652 2,906,552
SGS SA, Registered 131,259 13,383,715
ΩVAT Group AG 876 310,141
TOTAL SWITZERLAND 348,070,954
UNITED KINGDOM — (12.2%)
Admiral Group PLC 173,048 7,827,304
ΩAirtel Africa PLC 833,419 2,252,126
*Anglo American PLC 598 17,014
Anglo American PLC 624 17,738
Ashtead Group PLC 468,647 31,492,860
AstraZeneca PLC 115,161 17,257,539
AstraZeneca PLC, Sponsored
ADR 589,072 43,055,272
ΩAuto Trader Group PLC 613,775 6,801,673
B&M European Value Retail
SA 38,624 114,697
Beazley PLC 540,451 6,397,499
BP PLC, Sponsored ADR 1,118,639 35,964,244
BT Group PLC, Registered 5,111,568 14,009,022
Bunzl PLC 60,898 1,816,480
*Burberry Group PLC 517 8,829
Centrica PLC 2,180,117 4,748,793
Coca-Cola HBC AG 39,929 2,085,063
Compass Group PLC 537,210 18,945,884
Computacenter PLC 756 22,970
Diageo PLC 124,425 3,051,101
#Diageo PLC, Sponsored ADR 150,731 14,764,101
Experian PLC 522,340 27,677,122
Games Workshop Group PLC 18,423 3,971,504
Glencore PLC 206,308 832,019
GSK PLC 2,025,760 38,013,494
#GSK PLC, Class B, ADR 118,972 4,419,810
Haleon PLC 1,244 5,918
Howden Joinery Group PLC 271,503 3,161,774
IMI PLC 60,171 1,769,314
Imperial Brands PLC 820,015 32,055,743
Intertek Group PLC 134,731 8,807,812
ITV PLC 10,153 11,058
JD Sports Fashion PLC 85,289 96,456
Shares Value
UNITED KINGDOM — (Continued)
Legal & General Group PLC,
Class B 3,490,456 $ 11,861,804
Man Group PLC 119,539 260,858
Marks & Spencer Group PLC 1,849,224 8,516,131
Next PLC 79,961 13,025,963
Reckitt Benckiser Group PLC 489,614 36,750,531
RELX PLC, Sponsored ADR 638,524 33,133,010
Rentokil Initial PLC 280,009 1,406,233
Rightmove PLC 478,776 5,186,539
Rio Tinto PLC 206,271 12,293,114
Sage Group PLC (The) 488,845 7,892,318
Softcat PLC, Class B 959 20,724
SSE PLC 496 12,133
St. James's Place PLC 483,626 8,374,463
Unilever PLC 1,691 98,641
#Unilever PLC, Sponsored
ADR 805,704 47,077,285
WPP PLC 127,624 692,452
TOTAL UNITED KINGDOM 518,074,432
TOTAL COMMON STOCKS 4,079,209,225
PREFERRED STOCKS — (0.3%)
GERMANY — (0.3%)
Bayerische Motoren Werke
AG, NVS 5.600% 17,589 1,552,130
Ω#Dr . Ing . h.c . F. Porsche AG,
Preference Shares 1.830% 20,837 1,064,614
Volkswagen AG, Class A
6.900% 89,059 9,389,975
TOTAL GERMANY 12,006,719
TOTAL PREFERRED
STOCKS 12,006,719
RIGHT/WARRANT — (0.0%)
CANADA — (0.0%)
*<Constellation Software, Inc. 2,724 –
TOTAL CANADA –
TOTAL RIGHT/WARRANT –
TOTAL INVESTMENT SECURITIES — (96.6%)
(Cost $3,587,806,920) 4,091,215,944
SECURITIES LENDING COLLATERAL — (3.4%)
@§The DFA Short Term
Investment Fund 12,637,853 146,182,042
TOTAL INVESTMENTS — ( 100.0% )
(Cost $3,733,988,962) $ 4,237,397,986

Dimensional International High Profitability ETF
continued
As of July 31, 2025 , Dimensional International High Profitability ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 31 09/19/25 $ 9,324,042 $ 9,880,087 $ 556,045
Total Futures Contracts ..............
$9,324,042 $9,880,087 $556,045
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $46,264,729 which represented 1.1% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 270,747,772 $ — $ — $ 270,747,772
Austria .............................. 8,836,720 — — 8,836,720
Belgium ............................. 28,779,777 — — 28,779,777
Canada ............................. 452,271,742 — — 452,271,742
Denmark ............................ 53,536,578 — — 53,536,578
Finland .............................. 33,572,701 — — 33,572,701
France .............................. 423,825,272 — — 423,825,272
Germany ............................ 364,660,571 — — 364,660,571
Hong Kong ........................... 65,825,021 — — 65,825,021
Ireland .............................. 10,129,552 — — 10,129,552
Israel ............................... 40,899,036 — — 40,899,036
Italy ................................ 107,688,777 — — 107,688,777
Japan ............................... 893,572,606 — — 893,572,606
Netherlands .......................... 137,178,414 — — 137,178,414
New Zealand ......................... 8,507,372 — — 8,507,372
Norway .............................. 36,897,643 — — 36,897,643
Portugal ............................. 3,504,065 — — 3,504,065
Singapore ............................ 51,528,625 — — 51,528,625
South Africa .......................... 7,067 — — 7,067
Spain ............................... 111,665,755 — — 111,665,755
Sweden ............................. 109,428,773 — — 109,428,773
Switzerland ........................... 348,070,954 — — 348,070,954

Dimensional International High Profitability ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
United Kingdom ....................... $ 518,074,432 $ — $ — $ 518,074,432
Preferred Stocks
Germany ............................ 12,006,719 — — 12,006,719
Right/Warrant
Canada ............................. — — — —
Securities Lending Collateral ............... — 146,182,042 — 146,182,042
Total Investments ........................ $4,091,215,944 $146,182,042 $—> $4,237,397,986
Financial Instruments
Assets
Futures Contracts** ...................... 556,045 — — 556,045
Total Other Financial Instruments ........... $556,045 $– $– $556,045
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional International Vector Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (97.0%)
AUSTRALIA — (6.0%)
#*29Metals, Ltd. 544 $ 100
#Accent Group, Ltd. 11,014 10,566
Acrow, Ltd. 892 615
Adairs, Ltd., Class B 10,134 13,376
#*Aeris Resources, Ltd. 864 106
*AIC Mines, Ltd. 688 135
*Ainsworth Game Technology,
Ltd. 268 172
#*Alkane Resources, Ltd. 6,284 2,893
#*Alliance Aviation Services,
Ltd., Registered 228 379
*AMA Group, Ltd. 7,296 432
#Amotiv, Ltd. 3,659 20,778
AMP, Ltd. 40,388 41,606
*Amplitude Energy, Ltd. 58,834 9,659
Ampol, Ltd. 2,235 39,357
Ansell, Ltd. 1,742 33,591
ANZ Group Holdings, Ltd. 3,132 61,948
#*Appen, Ltd. 1,168 677
ARB Corp., Ltd. 1,071 23,197
Aristocrat Leisure, Ltd. 1,474 66,470
ARN Media, Ltd. 532 161
*Aurelia Metals, Ltd. 9,067 1,022
Aurizon Holdings, Ltd. 23,565 49,158
Aussie Broadband, Ltd. 3,211 9,324
*Austal, Ltd. 8,758 36,991
#*Australian Agricultural Co.,
Ltd. 492 437
Australian Clinical Labs, Ltd. 3,103 5,514
Australian Ethical Investment,
Ltd. 1,745 8,808
#*Australian Strategic
Materials, Ltd. 120 42
*Australian Vanadium, Ltd. 10,204 66
Autosports Group, Ltd. 509 826
*Baby Bunting Group, Ltd. 2,895 3,355
Bank of Queensland, Ltd. 9,667 47,365
Bapcor, Ltd. 7,079 17,593
*BCI Minerals, Ltd. 2,688 597
Beach Energy, Ltd. 31,748 23,916
Beacon Lighting Group, Ltd. 251 587
Bega Cheese, Ltd., Class B 8,357 28,033
Bell Financial Group, Ltd. 392 318
*Bellevue Gold, Ltd. 14,534 7,580
Bendigo & Adelaide Bank, Ltd. 4,042 31,880
BHP Group, Ltd. 25,269 638,574
Bisalloy Steel Group, Ltd. 267 686
#*Black Cat Syndicate, Ltd. 612 317
#BlueScope Steel, Ltd. 3,945 60,375
Brambles, Ltd. 10,558 162,534
Bravura Solutions, Ltd. 639 884
Breville Group, Ltd. 159 3,365
Brickworks, Ltd. 1,157 24,456
Capral, Ltd. 52 374
Shares Value
AUSTRALIA — (Continued)
*Capricorn Metals, Ltd. 3,543 $ 20,462
#*Catalyst Metals, Ltd. 1,585 5,205
Cedar Woods Properties, Ltd. 321 1,533
Challenger, Ltd. 8,970 47,531
Champion Iron, Ltd. 7,663 20,574
Cleanaway Waste
Management, Ltd. 15,944 29,565
ClearView Wealth, Ltd. 440 126
#Clinuvel Pharmaceuticals,
Ltd. 450 3,758
*Coast Entertainment
Holdings, Ltd. 1,136 274
Cobram Estate Olives, Ltd. 972 1,621
Coles Group, Ltd. 7,506 100,231
Collins Foods, Ltd., Class B 3,538 21,139
Commonwealth Bank of
Australia 436 49,943
Computershare, Ltd. 2,659 72,161
#*Core Lithium, Ltd. 3,004 188
#Corporate Travel
Management, Ltd. 2,545 25,710
CSL, Ltd. 242 42,209
Data#3, Ltd. 2,803 13,607
*Develop Global, Ltd. 1,799 4,992
#Dicker Data, Ltd. 1,600 8,983
Domain Holdings Australia,
Ltd. 3,265 9,271
Domino's Pizza Enterprises,
Ltd., Class B 841 9,893
Downer EDI, Ltd. 8,698 38,697
#*DUG Technology, Ltd. 1,059 914
Duratec, Ltd. 270 254
Dyno Nobel, Ltd. 17,838 33,766
Eagers Automotive, Ltd. 3,276 41,383
Elders, Ltd. 4,206 19,633
*Electro Optic Systems
Holdings, Ltd., Class B 469 969
*Emeco Holdings, Ltd. 6,604 3,784
*Emerald Resources NL 11,225 24,934
#*EML Payments, Ltd.,
Registered 2,559 1,854
Endeavour Group, Ltd. 11,504 30,294
Enero Group, Ltd. 252 162
Euroz Hartleys Group, Ltd. 172 103
#Evolution Mining, Ltd. 17,139 78,458
EVT, Ltd. 2,592 28,371
#*Fenix Resources, Ltd. 1,472 284
Fiducian Group, Ltd. 24 174
*Findi, Ltd. 34 81
*FleetPartners Group, Ltd. 6,543 11,543
Fleetwood, Ltd. 248 422
Flight Centre Travel Group,
Ltd. 2,124 16,328
Fortescue, Ltd. 10,312 117,982
G8 Education, Ltd. 21,546 12,485

Dimensional International Vector Equity ETF
continued
Shares Value
AUSTRALIA — (Continued)
Gold Road Resources, Ltd. 24,735 $ 50,006
GR Engineering Services, Ltd. 870 2,078
GrainCorp, Ltd., Class A 4,693 22,904
Grange Resources, Ltd. 2,024 254
GWA Group, Ltd., Class B 4,262 6,943
Hansen Technologies, Ltd. 4,306 16,662
Harvey Norman Holdings, Ltd. 4,586 17,126
Healius, Ltd. 15,810 7,838
Helia Group, Ltd. 6,042 19,684
Helloworld Travel, Ltd.,
Registered 176 190
Horizon Oil, Ltd. 11,106 1,466
#IDP Education, Ltd. 3,439 7,883
#IGO, Ltd. 8,871 25,302
Iluka Resources, Ltd. 8,912 29,551
Imdex, Ltd. 11,318 22,153
Infomedia, Ltd. 4,149 3,473
Inghams Group, Ltd. 7,685 17,120
*Insignia Financial, Ltd. 12,301 35,561
Insurance Australia Group, Ltd. 16,058 90,672
#Integral Diagnostics, Ltd. 2,137 3,674
IPH, Ltd. 6,842 23,127
IRESS, Ltd. 2,020 10,326
IVE Group, Ltd. 1,820 3,457
#*James Hardie Industries
PLC 1,532 40,747
JB Hi-Fi, Ltd. 880 63,288
#Johns Lyng Group, Ltd. 6,276 15,759
*Judo Capital Holdings, Ltd.,
Registered 11,316 11,038
Jupiter Mines, Ltd. 2,852 386
#Karoon Energy, Ltd. 11,544 13,862
*Kelly Partners Group
Holdings, Ltd. 36 256
#Kelsian Group, Ltd. 5,183 12,481
#Kogan.com, Ltd. 946 2,357
Korvest, Ltd. 16 134
Lendlease Corp., Ltd. 9,271 31,457
Lifestyle Communities, Ltd. 3,488 9,971
Lindsay Australia, Ltd. 4,081 1,931
Lottery Corp., Ltd. (The) 12,735 44,441
Lovisa Holdings, Ltd. 739 16,244
Lycopodium, Ltd. 315 2,314
#Maas Group Holdings, Ltd. 1,939 5,143
Macmahon Holdings, Ltd. 34,577 6,679
Macquarie Group, Ltd. 75 10,497
*Macquarie Technology
Group, Ltd. 97 4,354
#Mader Group, Ltd. 76 361
Magellan Financial Group, Ltd. 5,535 38,096
*Mayne Pharma Group, Ltd. 907 2,891
McMillan Shakespeare, Ltd. 1,622 18,631
Medibank Pvt., Ltd., Class B 10,720 35,200
#*Mesoblast, Ltd., Registered 12,420 19,032
Metcash, Ltd. 19,586 49,181
*Metro Mining, Ltd. 24,799 1,134
*Mineral Resources, Ltd. 1,872 34,459
Monadelphous Group, Ltd. 2,552 32,024
*Mount Gibson Iron, Ltd. 4,328 1,087
Shares Value
AUSTRALIA — (Continued)
Myer Holdings, Ltd. 23,062 $ 8,983
MyState, Ltd. 2,676 7,426
National Australia Bank, Ltd. 4,771 119,524
Netwealth Group, Ltd. 1,042 25,178
*Neuren Pharmaceuticals, Ltd. 272 3,028
New Hope Corp., Ltd., Class B 10,174 27,381
nib holdings, Ltd., Class B 6,784 32,366
Nick Scali, Ltd. 2,079 25,741
Nickel Industries, Ltd. 24,270 11,563
Nine Entertainment Co.
Holdings, Ltd. 22,905 25,070
Northern Star Resources, Ltd. 8,957 89,791
NRW Holdings, Ltd. 16,602 34,633
*Nufarm, Ltd. 13,125 21,887
*Nuix, Ltd. 755 1,152
Objective Corp., Ltd. 68 834
OM Holdings, Ltd. 568 115
*Omni Bridgeway, Ltd. 1,142 1,048
oOh!media, Ltd. 14,118 16,362
*Ora Banda Mining, Ltd. 13,114 5,488
Orica, Ltd. 4,605 63,390
Origin Energy, Ltd., Class B 6,406 48,133
Orora, Ltd. 15,159 20,301
*Pantoro Gold Ltd 3,436 8,097
*Paragon Care, Ltd. 1,102 284
Peet, Ltd. 876 956
Perenti, Ltd. 26,976 30,482
Perpetual, Ltd. 814 11,016
Perseus Mining, Ltd. 28,918 60,883
Peter Warren Automotive
Holdings, Ltd. 152 170
*PEXA Group, Ltd. 2,571 26,287
#*Pilbara Minerals, Ltd. 6,352 6,564
Platinum Asset Management,
Ltd., Class B 6,348 2,718
Praemium, Ltd. 4,490 2,038
Premier Investments, Ltd. 1,267 17,278
Pro Medicus, Ltd. 354 73,366
#PWR Holdings, Ltd. 2,114 10,657
QBE Insurance Group, Ltd. 11,860 177,156
#Ramelius Resources, Ltd. 22,691 36,816
Ramsay Health Care, Ltd. 1,484 37,043
#REA Group, Ltd. 360 55,508
Reece, Ltd. 1,093 9,571
*Regis Resources, Ltd. 25,688 67,645
Reliance Worldwide Corp., Ltd. 15,117 41,949
*Resolute Mining, Ltd. 67,669 27,012
Ricegrowers, Ltd. 148 1,126
Ridley Corp., Ltd., Registered 7,336 13,745
Rio Tinto, Ltd. 1,228 88,315
*Sandfire Resources, Ltd. 7,914 54,215
Santos, Ltd. 32,456 164,457
#*Select Harvests, Ltd. 1,974 4,372
Servcorp, Ltd. 339 1,290
Service Stream, Ltd. 18,350 23,452
#*Seven West Media, Ltd. 8,786 792
SGH, Ltd., Registered 953 31,452
Shaver Shop Group, Ltd. 2,621 2,498

Dimensional International Vector Equity ETF
continued
Shares Value
AUSTRALIA — (Continued)
Sims, Ltd. 2,267 $ 22,244
*Smart Parking, Ltd. 225 116
SmartGroup Corp., Ltd. 3,062 15,614
Sonic Healthcare, Ltd. 2,621 46,593
South32, Ltd. 20,593 38,981
Southern Cross Electrical
Engineering, Ltd. 1,666 1,904
#*Southern Cross Media
Group, Ltd. 2,422 928
SRG Global, Ltd. 15,525 16,643
Stanmore Resources, Ltd. 6,123 8,397
*Star Entertainment Grp, Ltd.
(The) 5,728 406
Steadfast Group, Ltd. 6,956 26,648
#*Strike Energy, Ltd. 32,390 2,398
Suncorp Group, Ltd. 4,342 58,596
Super Retail Group, Ltd. 3,286 32,412
Supply Network, Ltd. 20 480
#*Syrah Resources, Ltd. 2,304 564
Tabcorp Holdings, Ltd., Class
S 65,806 32,836
Technology One, Ltd. 2,078 54,962
Telstra Group, Ltd. 13,310 42,591
TPG Telecom, Ltd. 2,061 7,351
Treasury Wine Estates, Ltd.,
Class B 4,495 21,908
Tribune Resources, Ltd. 28 82
#*Tyro Payments, Ltd. 18,022 11,081
Universal Store Holdings, Ltd. 392 2,138
*Vault Minerals, Ltd., Class B 31,398 7,379
Ventia Services Group Pty,
Ltd. 9,783 32,817
ΩViva Energy Group, Ltd. 12,766 17,261
*Viva Leisure, Ltd. 352 299
#*Vulcan Energy Resources,
Ltd. 1,088 2,550
Vulcan Steel, Ltd. 616 2,392
Wagners Holding Co., Ltd. 519 735
*WEB Travel Group, Ltd. 1,380 3,980
Wesfarmers, Ltd. 2,739 151,220
*West African Resources, Ltd. 29,646 44,856
Westgold Resources, Ltd. 6,555 10,804
Westpac Banking Corp. 3,731 81,242
#Whitehaven Coal, Ltd. 15,463 64,115
Woodside Energy Group, Ltd. 6,759 115,714
Woolworths Group, Ltd. 5,879 119,271
Worley, Ltd. 3,354 28,829
XRF Scientific, Ltd. 322 402
#Yancoal Australia, Ltd. 5,074 20,647
TOTAL AUSTRALIA 6,214,921
AUSTRIA — (0.7%)
Agrana Beteiligungs AG 267 3,576
ANDRITZ AG 750 52,578
*AT&S Austria Technologie &
Systemtechnik AG 461 9,360
ΩBAWAG Group AG 725 91,941
DO & CO AG 196 44,462
Erste Group Bank AG 630 58,082
Shares Value
AUSTRIA — (Continued)
*Eurotelesites AG 3,117 $ 18,337
EVN AG 83 2,251
*FACC AG 73 600
*Kapsch TrafficCom AG,
Registered 8 65
#*Lenzing AG 600 16,894
Mayr Melnhof Karton AG 189 16,202
Oesterreichische Post AG 226 7,928
OMV AG 1,674 85,605
Palfinger AG 240 10,040
*PIERER Mobility AG 18 359
*POLYTEC Holding AG 44 169
Porr AG 510 17,337
SBO AG 216 7,182
Semperit AG Holding 165 2,489
Strabag SE, Class BR 789 74,411
Telekom Austria AG 1,962 20,884
*UBM Development AG 11 258
UNIQA Insurance Group AG 2,625 38,036
Verbund AG 212 15,857
Vienna Insurance Group AG
Wiener Versicherung Gruppe 863 45,782
voestalpine AG, Registered,
Class R 1,794 49,731
Wienerberger AG 1,432 48,383
Zumtobel Group AG 392 2,041
TOTAL AUSTRIA 740,840
BELGIUM — (1.4%)
Ackermans & van Haaren NV 401 98,861
Ageas SA/NV, Class B 2,572 175,890
*AGFA-Gevaert NV 3,058 3,962
Anheuser-Busch InBev SA/NV 2,914 171,430
*Atenor 44 156
Azelis Group NV 1,050 16,440
Barco NV 1,284 20,148
Bekaert SA 1,048 43,481
*bpost SA 3,556 8,974
Cie d'Entreprises CFE 24 269
Colruyt Group N.V, Registered 624 26,768
Deceuninck NV 1,037 2,582
Deme Group NV 132 19,912
D'ieteren Group 37 7,360
Econocom Group SA/NV 1,251 2,640
EVS Broadcast Equipment SA 168 7,307
Fagron 2,067 51,456
Ion Beam Applications 29 403
Jensen-Group NV 8 531
KBC Group NV 3,281 344,582
Kinepolis Group NV 232 9,665
Lotus Bakeries NV 3 25,546
Melexis NV 305 23,563
#*Ontex Group NV 1,585 12,372
*Orange Belgium SA,
Registered 36 742
Proximus SADP 6,573 54,919
Recticel SA 742 9,104
Sipef NV 52 3,702
Solvay SA, Class A 1,223 38,606

Dimensional International Vector Equity ETF
continued
Shares Value
BELGIUM — (Continued)
Syensqo SA 153 $ 12,251
Tessenderlo Group SA 485 14,516
UCB SA 726 158,252
Umicore SA 4,360 69,613
Van de Velde NV 127 4,870
VGP NV 253 26,814
Viohalco SA 104 731
TOTAL BELGIUM 1,468,418
CANADA — (11.8%)
*5N Plus, Inc. 4,100 36,684
*ACT Energy Technologies,
Ltd. 100 355
ADENTRA, Inc. 1,300 27,654
*Advantage Energy, Ltd. 6,100 48,754
Aecon Group, Inc. 2,300 31,192
Ag Growth International, Inc. 900 27,237
AGF Management, Ltd., Class
B 300 2,665
Agnico Eagle Mines, Ltd. 200 24,883
#Agnico Eagle Mines, Ltd.,
ADR 500 62,180
*Air Canada 5,000 69,799
Alamos Gold, Inc., Class B 900 21,870
#Algoma Steel Group, Inc. 2,600 13,910
Algonquin Power & Utilities
Corp. 8,300 48,970
Alimentation Couche-Tard, Inc. 3,100 161,441
*Allied Gold Corp. 1,203 15,454
AltaGas, Ltd. 3,000 88,771
Amerigo Resources, Ltd. 9,700 15,084
Andlauer Healthcare Group,
Inc., Class A 450 17,251
Andrew Peller, Ltd., Class A 100 390
ARC Resources, Ltd. 10,700 209,349
*Aritzia, Inc., Class B 2,300 123,721
*Athabasca Oil Corp. 17,300 73,327
AtkinsRealis Group, Inc., Class
B 100 7,096
*ATS Corp. 200 6,070
B2Gold Corp. 17,300 58,301
Badger Infrastructure
Solutions, Ltd. 730 27,610
Bank of Montreal 300 33,186
Bank of Montreal, ADR 200 22,088
Bank of Nova Scotia (The) 300 16,728
Bank of Nova Scotia (The),
ADR 2,700 150,147
Barrick Mining Corp. 9,400 198,528
Baytex Energy Corp. 3,400 7,230
BCE, Inc., ADR 200 4,666
Birchcliff Energy, Ltd. 9,800 47,846
Bird Construction, Inc. 3,000 62,602
#*Bitfarms, Ltd. 500 630
Black Diamond Group, Ltd. 200 1,713
Boralex, Inc., Class A 1,300 29,487
*CAE, Inc. 3,000 85,590
*Calfrac Well Services, Ltd. 200 573
Calian Group, Ltd., Registered 100 3,653
Shares Value
CANADA — (Continued)
Canaccord Genuity Group,
Inc., Class A 4,700 $ 36,579
*Canacol Energy, Ltd. 100 152
*Canada Goose Holdings, Inc.,
Class A, ADR 400 4,380
Canadian Imperial Bank of
Commerce 1,000 71,628
Canadian Imperial Bank of
Commerce, ADR 2,000 142,880
Canadian National Railway
Co., ADR 800 74,760
Canadian Natural Resources,
Ltd. 10,200 323,340
Canadian Pacific Kansas City,
Ltd., Class A 900 66,195
Canadian Tire Corp., Ltd.,
Class A 512 68,726
*Canfor Corp. 200 1,965
*Capstone Copper Corp. 3,800 21,356
Cardinal Energy, Ltd. 12,700 66,047
Cascades, Inc. 4,200 27,432
CCL Industries, Inc. 1,500 84,030
*Celestica, Inc. 958 191,466
Cenovus Energy, Inc., ADR 18,700 284,801
Centerra Gold, Inc. 8,400 57,294
CES Energy Solutions Corp. 8,200 43,000
CGI, Inc., ADR 400 38,572
CI Financial Corp., Registered 3,200 73,904
Cogeco Communications, Inc. 300 13,538
*Colabor Group, Inc. 200 113
Computer Modelling Group,
Ltd. 4,000 22,885
Corby Spirit and Wine, Ltd. 100 1,060
*Cronos Group, Inc. 1,100 2,178
Definity Financial Corp. 1,100 59,394
dentalcorp Holdings, Ltd. 4,100 23,932
Dexterra Group, Inc. 100 691
Dollarama, Inc. 700 95,885
Doman Building Materials
Group, Ltd. 2,100 12,987
*Dorel Industries, Inc., Class B 100 107
Dundee Precious Metals, Inc. 5,200 84,250
*Eldorado Gold Corp. 3,700 75,850
Element Fleet Management
Corp. 1,300 33,888
Empire Co., Ltd., Class A 1,800 71,841
Endeavour Mining PLC 6,400 192,572
Enerflex, Ltd. 5,458 43,555
*Ensign Energy Services, Inc. 2,100 3,433
EQB, Inc. 400 29,800
*Equinox Gold Corp. 6,200 37,820
*ERO Copper Corp. 2,800 37,856
Evertz Technologies, Ltd.,
Class B 100 872
Exchange Income Corp. 700 33,204
Extendicare, Inc. 4,900 43,700
Fiera Capital Corp. 3,800 18,003
Finning International, Inc. 3,600 157,222
#First Majestic Silver Corp. 4,100 32,595

Dimensional International Vector Equity ETF
continued
Shares Value
CANADA — (Continued)
*First Quantum Minerals, Ltd. 5,800 $ 97,705
*Foraco International SA,
Registered 100 116
*Fortuna Mining Corp., ADR 11,004 70,976
*Galiano Gold, Inc. 600 798
George Weston, Ltd. 200 38,088
Gibson Energy, Inc. 3,800 68,659
Gildan Activewear, Inc., ADR 1,000 50,510
*GoGold Resources, Inc. 1,800 2,630
Headwater Exploration, Inc. 10,500 55,061
High Liner Foods, Inc. 100 1,225
Hudbay Minerals, Inc., Class A 9,100 84,357
*i-80 Gold Corp. 7,000 3,923
iA Financial Corp., Inc. 500 49,051
*IAMGOLD Corp. 11,800 79,768
*Illumin Holdings, Inc. 500 792
*Imperial Metals Corp. 400 1,166
Imperial Oil, Ltd., Registered 800 66,776
Intact Financial Corp. 200 41,431
*Interfor Corp. 200 1,802
*K92 Mining, Inc., Class B 7,886 82,080
*Kelt Exploration, Ltd. 9,900 52,703
Keyera Corp. 2,900 91,244
Kinross Gold Corp. 19,500 312,000
*Knight Therapeutics, Inc. 200 881
Lassonde Industries, Inc.,
Class A 100 15,533
Laurentian Bank of Canada 200 4,457
Leon's Furniture, Ltd. 500 9,855
#*Lightspeed Commerce, Inc. 1,900 23,636
Linamar Corp. 800 38,769
Loblaw Cos., Ltd. 200 32,414
Lundin Gold, Inc. 1,400 64,939
Lundin Mining Corp.,
Registered 4,700 48,103
Magna International, Inc. 4,500 184,500
*Major Drilling Group
International, Inc. 1,700 10,808
*Mandalay Resources Corp. 600 2,100
Manulife Financial Corp. 800 24,806
Manulife Financial Corp., ADR 1,600 49,536
Maple Leaf Foods, Inc. 2,917 61,693
Martinrea International, Inc. 3,400 20,461
*Mattr Corp. 200 1,778
Medical Facilities Corp., Class
B 100 1,059
MEG Energy Corp. 6,200 122,471
Meren Energy, Inc. 10,500 13,519
Methanex Corp., ADR 900 30,096
Metro, Inc. 2,900 222,238
MTY Food Group, Inc., Class
R 900 25,134
Mullen Group, Ltd. 4,000 38,103
National Bank of Canada 2,503 260,936
Neo Performance Materials,
Inc., Registered 100 1,122
*New Gold, Inc. 35,100 147,069
*NFI Group, Inc. 100 1,381
Shares Value
CANADA — (Continued)
North American Construction
Group, Ltd. 1,103 $ 16,578
North West Co., Inc. (The) 800 27,520
Northland Power, Inc. 3,574 58,526
Nutrien, Ltd. 5,800 344,056
*NuVista Energy, Ltd. 7,200 76,242
#*Obsidian Energy, Ltd. 2,600 15,912
OceanaGold Corp. 10,000 136,342
Open Text Corp., ADR 3,900 114,777
OR Royalties, Inc. 100 2,771
*Orezone Gold Corp. 3,000 2,344
Pan American Silver Corp. 1,300 35,126
Pan American Silver Corp. 1,000 27,073
Paramount Resources, Ltd.,
Class A 2,600 40,075
Parex Resources, Inc. 5,900 70,157
Parkland Corp. 2,700 76,378
Pason Systems, Inc. 3,400 28,748
Pembina Pipeline Corp. 100 3,725
Pembina Pipeline Corp. 1,900 70,661
Peyto Exploration &
Development Corp. 5,900 82,960
PHX Energy Services Corp. 100 602
Pizza Pizza Royalty Corp. 100 1,152
Polaris Renewable Energy,
Inc. 100 900
Premium Brands Holdings
Corp. 100 6,353
*Quarterhill, Inc., Class B 1,000 962
Quebecor, Inc., Class B 4,400 124,055
RB Global, Inc. 519 56,187
Restaurant Brands
International, Inc. 2,900 196,794
Richelieu Hardware, Ltd. 1,500 37,615
#Rogers Communications,
Inc., Class B, ADR 1,900 63,460
Rogers Sugar, Inc. 4,500 18,357
Royal Bank of Canada 2,800 360,068
Royal Bank of Canada, ADR 300 38,538
Russel Metals, Inc. 1,000 32,100
Sandstorm Gold, Ltd., ADR 2,100 19,656
*Sangoma Technologies Corp. 100 568
Saputo, Inc. 1,000 21,019
Savaria Corp. 200 2,876
Secure Waste Infrastructure
Corp., Class B 5,700 62,419
Sienna Senior Living, Inc. 900 11,652
South Bow Corp., ADR 3,371 88,522
*Spartan Delta Corp. 3,400 11,509
ΩSpin Master Corp. 100 1,649
*SSR Mining, Inc., Registered 8,600 102,947
Stantec, Inc. 184 20,122
Stella-Jones, Inc. 600 34,280
Ω*STEP Energy Services, Ltd. 200 637
Strathcona Resources, Ltd.,
Class R 200 4,921
Sun Life Financial, Inc. 2,189 133,758
Sun Life Financial, Inc. 500 30,500
Suncor Energy, Inc. 11,100 438,006

Dimensional International Vector Equity ETF
continued
Shares Value
CANADA — (Continued)
Superior Plus Corp. 7,200 $ 36,038
Surge Energy, Inc. 3,300 17,568
Tamarack Valley Energy, Ltd. 21,800 85,778
#*Taseko Mines, Ltd. 11,300 34,691
TC Energy Corp. 2,600 124,488
Teck Resources, Ltd., Class B 4,321 140,260
*TELUS International CDA,
Inc., Registered 1,900 7,163
TFI International, Inc. 188 16,388
*Torex Gold Resources, Inc.,
Class A 3,100 87,514
Toromont Industries, Ltd. 100 10,162
Toronto-Dominion Bank (The) 700 51,097
Toronto-Dominion Bank (The),
ADR 2,500 182,200
Tourmaline Oil Corp. 3,516 149,968
#TransAlta Corp., Class A 4,300 51,815
Transcontinental, Inc., Class A 3,000 41,814
Trican Well Service, Ltd. 11,800 48,564
*Trisura Group, Ltd., Class B 500 15,294
*Valeura Energy, Inc. 1,500 10,123
Vermilion Energy, Inc. 2,800 23,016
Wajax Corp. 100 1,707
Waste Connections, Inc. 315 58,801
*Well Health Technologies
Corp. 7,000 23,138
*Wesdome Gold Mines, Ltd. 3,300 39,384
West Fraser Timber Co., Ltd. 400 27,792
#West Fraser Timber Co., Ltd. 100 6,931
Westshore Terminals
Investment Corp. 1,150 23,465
Whitecap Resources, Inc. 15,015 113,213
Whitecap Resources, Inc. 10,200 77,170
Winpak, Ltd., Class A 650 19,248
WSP Global, Inc. 197 40,652
*Yangarra Resources, Ltd. 300 223
TOTAL CANADA 12,120,501
DENMARK — (2.1%)
*ALK-Abello A/S 1,286 37,713
Alm Brand A/S 21,179 58,666
AP Moller - Maersk A/S, Class
B 32 63,781
*Bang & Olufsen A/S 836 1,677
*Bavarian Nordic A/S 2,262 82,398
Carlsberg A/S, Class B 754 94,645
cBrain A/S 182 5,974
Chemometec A/S 253 19,635
Coloplast A/S, Class B 403 37,297
Columbus A/S 223 340
D/S Norden A/S 931 32,529
Danske Bank A/S 2,535 101,285
*Demant A/S 1,308 49,954
*Dfds A/S 1,363 24,606
DSV A/S 382 85,805
FLSmidth & Co. A/S,
Registered 1,030 61,296
Foroya Banki P/F 12 349
*Genmab A/S 160 35,277
Shares Value
DENMARK — (Continued)
#*GN Store Nord A/S 2,618 $ 37,641
H Lundbeck A/S, Class A 4,772 25,207
*H+H International A/S, Class
B 97 1,556
*Huscompagniet A/S 44 314
ISS A/S 2,842 82,123
Jyske Bank A/S, Registered 778 78,518
Matas A/S 971 20,016
#MT Hoejgaard Holding A/S 8 506
Ω*Netcompany Group A/S 1,235 45,726
*NKT A/S 1,094 96,986
Novo Nordisk A/S, Class B 2,954 142,493
Novonesis Novozymes B,
Class B 1,718 112,200
#*NTG Nordic Transport
Group A/S 116 3,491
Pandora A/S 920 153,172
Parken Sport & Entertainment
A/S 8 207
Per Aarsleff Holding A/S 585 63,347
Ringkjoebing Landbobank A/S 497 109,998
ROCKWOOL A/S, Class A 101 4,448
ROCKWOOL A/S, Class B 1,950 85,658
Royal Unibrew A/S 796 59,848
*RTX A/S 20 252
ΩScandinavian Tobacco
Group A/S 1,211 15,918
Schouw & Co. A/S 290 27,400
Solar A/S, B Shares 16 693
SP Group A/S 271 11,119
Sparekassen Sjaelland-Fyn
A/S 197 10,062
Sydbank A/S 1,359 101,260
TCM Group A/S 24 277
Tivoli A/S 5 474
TORM PLC, Class A 1,344 24,881
*Trifork Group AG 83 1,194
Tryg A/S 2,547 61,684
Vestas Wind Systems A/S 2,228 41,007
Vestjysk Bank A/S 2,151 1,574
TOTAL DENMARK 2,214,477
FINLAND — (1.8%)
Aktia Bank OYJ 1,352 15,629
#Alandsbanken Abp, Class B 12 536
Alma Media OYJ 52 786
Anora Group OYJ 1,095 4,004
Apetit OYJ 8 130
Aspo OYJ 52 314
Atria OYJ 59 901
Digia OYJ 16 134
Elisa OYJ 1,466 75,774
ΩEnento Group OYJ 20 356
eQ OYJ 22 326
Evli OYJ, Class B 8 176
#Fortum OYJ 3,038 55,947
F-Secure OYJ 164 309
*Glaston OYJ ABP 64 92
Gofore OYJ 6 123

Dimensional International Vector Equity ETF
continued
Shares Value
FINLAND — (Continued)
Harvia OYJ 295 $ 17,152
Hiab OYJ, Class B 843 57,698
HKFoods OYJ 66 120
Huhtamaki OYJ 1,165 40,322
*Incap OYJ 67 779
Kamux Corp. 662 1,494
Kemira OYJ 2,493 53,301
Kesko OYJ, Class A 1,341 29,285
Kesko OYJ, Class B 3,951 86,282
Kone OYJ, Class B 1,811 111,805
Konecranes OYJ 850 71,311
Lassila & Tikanoja OYJ 750 8,121
*Lindex Group OYJ 2,356 7,672
Mandatum OYJ 9,649 65,798
Marimekko OYJ 56 836
Metsa Board OYJ 1,687 6,244
Metso OYJ, Class B 7,439 94,210
Neste OYJ, Registered 3,599 56,989
NoHo Partners OYJ 12 126
Nokia OYJ 18,023 74,014
#Nokian Renkaat OYJ, Class
B 3,655 32,964
Nordea Bank Abp 19,033 278,837
Olvi OYJ, A Shares 245 9,366
Oma Saastopankki OYJ 311 3,243
Oriola OYJ, Class B 260 326
Orion OYJ, Class A 187 14,918
Orion OYJ, Class B 1,606 129,221
#Outokumpu OYJ 7,239 27,441
Pihlajalinna OYJ 56 1,048
Puuilo OYJ 1,487 23,299
#*QT Group OYJ 333 23,059
*Rapala VMC OYJ 36 55
Raute OYJ, A Shares 26 485
Sampo OYJ, A Shares 7,202 77,616
Sanoma OYJ 2,677 31,068
Scanfil OYJ 45 579
Siili Solutions OYJ 8 59
*SRV Group OYJ, Class B 16 97
#Stora Enso OYJ, Class R 7,651 79,110
#Taaleri PLC 222 1,796
Talenom OYJ 496 1,987
ΩTerveystalo OYJ 4,259 52,451
TietoEVRY OYJ 1,851 31,990
#Tokmanni Group Corp. 1,541 15,142
UPM-Kymmene OYJ 1,474 38,381
Vaisala OYJ, A Shares 209 11,327
#Valmet OYJ 1,643 59,630
Viking Line Abp 16 416
Wartsila OYJ Abp 2 56
#*WithSecure OYJ 70 79
*YIT OYJ 304 1,060
TOTAL FINLAND 1,886,202
FRANCE — (7.3%)
*74Software SA 24 1,025
Aeroports de Paris SA 228 27,766
Air Liquide SA 28 5,538
Airbus SE 26 5,239
Shares Value
FRANCE — (Continued)
AKWEL SADIR, Class B 28 $ 276
*Alstom SA 3,709 87,619
Alten SA 444 36,411
ΩAmundi SA 448 33,355
Arkema SA 932 63,896
Assystem SA 60 3,334
AXA SA 1,448 70,734
ΩAyvens SA 1,394 15,085
*Bastide le Confort Medical 18 629
Beneteau SACA 654 6,112
BNP Paribas SA 1,148 105,194
Bollore SE, Class A 4,391 25,455
Bonduelle SCA 192 1,762
Bouygues SA 2,424 100,294
Bureau Veritas SA 2,217 68,613
Caisse Regionale de Credit
Agricole Mutuel du Languedoc
SCCV 4 307
Capgemini SE 472 70,715
Carrefour SA 10,572 152,099
Catana Group 112 488
CBo Territoria 48 201
*Cegedim SA 89 1,110
Cie de Saint-Gobain SA 2,503 287,339
Cie des Alpes, Registered 268 7,070
Cie Generale des
Etablissements Michelin SCA 6,585 235,601
*Clariane SE, Registered 1,644 8,573
Coface SA 2,373 44,325
Credit Agricole SA 1,417 26,192
Danone SA 1,452 119,456
Derichebourg SA 4,808 31,835
Eiffage SA, Class P 1,413 190,268
#*Ekinops SAS 32 126
Ω*Elior Group SA 2,660 7,946
Elis SA 3,590 99,600
Engie SA 12,528 281,328
Equasens 36 1,986
#Eramet SA 111 6,172
Esso SA Francaise 71 7,854
Etablissements Maurel et
Prom SA 904 5,567
*Euroapi SA 650 2,143
Eurofins Scientific SE 913 70,347
Euronext NV 32 5,186
#*Eutelsat Communications
SACA 3,883 13,999
FDJ UNITED 1,124 35,224
*FIGEAC-AERO 4 47
Fnac Darty SA 73 2,486
*Forvia SE 4,828 62,111
Gaztransport Et Technigaz SA 384 72,519
#*Genfit SA 150 597
Getlink SE 2,789 50,755
GL Events SACA 211 7,305
Groupe Crit SA 8 571
Groupe SFPI 36 98
*Guerbet 231 5,552

Dimensional International Vector Equity ETF
continued
Shares Value
FRANCE — (Continued)
Hermes International SCA,
Class B 64 $ 157,563
*ID Logistics Group SACA 63 31,763
Imerys SA 901 22,337
Infotel SA 21 964
Interparfums SA 259 9,563
Ipsen SA 370 43,915
IPSOS SA 1,023 46,249
Jacquet Metals SACA 56 1,442
JCDecaux SE 1,961 32,432
Kaufman & Broad SA 259 9,278
#Kering SA, Class A 492 121,915
*La Francaise De L'energie
SACA 30 1,126
Laurent-Perrier 4 434
Legrand SA 1,154 171,639
Linedata Services 4 311
LISI SA 435 23,599
LNA Sante SA 19 620
Louis Hachette Group 3,064 5,753
*Lumibird 12 254
LVMH Moet Hennessy Louis
Vuitton SE 632 341,675
Ω#*Maisons du Monde SA 168 426
Manitou BF SA 62 1,379
Mersen SA 696 19,198
Metropole Television SA 193 2,832
Nexans SA 522 75,578
#*Nexity SA 671 8,809
NRJ Group 60 500
Opmobility, Registered 2,538 39,099
Orange SA 27,723 423,440
*OSE Immuno 59 432
*OVH Groupe SA 307 3,711
Pernod Ricard SA 190 19,650
Pluxee NV 683 13,938
Publicis Groupe SA 1,053 96,658
Quadient SA 759 14,021
Remy Cointreau SA 198 11,841
Renault SA 1,439 53,873
Rexel SA 4,178 127,103
Safran SA, Class B 757 250,829
Sanofi SA 278 25,086
#Sanofi SA, Sponsored ADR 8 365
Savencia SA 20 1,488
Schneider Electric SE 20 5,225
SCOR SE 2,370 77,796
SEB SA 387 28,525
Seche Environnement SACA 37 4,319
SES SA 9,303 64,365
Ω*SMCP SA 125 727
Societe BIC SA 787 48,100
Societe Generale SA 3,029 194,004
Societe LDC SADIR 174 18,441
Sodexo SA 1,219 72,969
*SOITEC 125 5,472
*Solutions 30 SE 239 482
Sopra Steria Group 256 55,495
Shares Value
FRANCE — (Continued)
SPIE SA 2,402 $ 141,721
Stef SA 123 18,639
#STMicroelectronics NV- NYS 3,731 94,879
Sword Group 48 1,997
Synergie SE 23 906
Technip Energies NV 2,860 123,996
Teleperformance SE 1,156 113,416
Television Francaise 1 SA 1,164 11,178
TFF Group 9 184
Thales SA 393 106,064
Thermador Groupe 3 281
TotalEnergies SE 17,283 1,029,016
Trigano SA 270 46,478
*Ubisoft Entertainment SA 2,519 26,732
Valeo SE 5,750 63,218
#Vallourec SACA 3,636 68,187
*Valneva SE 1,540 5,760
ΩVerallia SA 852 27,558
Vicat SACA 504 32,765
VIEL & Cie SA 168 3,019
Vinci SA 1,289 179,399
Virbac SACA 10 3,977
#*Viridien 246 16,429
Vivendi SE 3,998 15,215
#*Voltalia SA, Registered 737 6,259
Ω#*X-Fab Silicon Foundries
SE 862 6,309
TOTAL FRANCE 7,506,025
GERMANY — (8.4%)
1&1 AG 842 17,790
*7C Solarparken AG 1,411 2,968
Adesso SE 18 1,671
adidas AG 886 170,414
AIXTRON SE 298 5,070
All for One Group SE 4 224
Allgeier SE 16 342
Allianz SE, Registered 12 4,769
AlzChem Group AG 254 43,316
Amadeus Fire AG 135 10,352
Atoss Software SE 180 24,269
Aurubis AG 550 55,176
BASF SE 8,624 426,013
Bayer AG, Registered 11,853 371,038
Bayerische Motoren Werke AG 1,227 117,797
#*BayWa AG 40 447
Bechtle AG 1,190 52,056
ΩBefesa SA 874 26,389
Beiersdorf AG, Class B 178 22,207
Bertrandt AG, Class B 12 266
Bijou Brigitte AG 98 4,307
Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 2,200 9,203
Brenntag SE 1,572 98,130
CANCOM SE 677 19,952
*CECONOMY AG 2,972 15,103
*CENIT AG 16 139
Cewe Stiftung & Co. KGAA 128 14,738

Dimensional International Vector Equity ETF
continued
Shares Value
GERMANY — (Continued)
Commerzbank AG 2,022 $ 74,149
Continental AG 1,255 108,018
*Covestro AG 573 38,956
CTS Eventim AG & Co. KGaA 672 76,336
Daimler Truck Holding AG 4,794 235,006
Dermapharm Holding SE 388 14,877
*Deutsche Bank AG,
Registered Sponsored 6,340 209,093
Deutsche Boerse AG 820 238,480
Deutsche Post AG 6,285 283,782
Deutsche Telekom AG 17,302 623,396
Deutz AG 3,715 32,804
Duerr AG 2,426 62,753
ΩDWS Group GmbH & Co.
KGaA 628 37,915
E.ON SE 22,863 417,506
Eckert & Ziegler SE 226 17,253
Elmos Semiconductor SE 190 19,137
ElringKlinger AG 605 3,019
Energiekontor AG 125 7,060
Evonik Industries AG 2,611 52,207
*Evotec SE 2,518 20,306
Fabasoft AG 12 227
Fielmann Group AG 296 18,836
flatexDEGIRO AG 3,319 101,047
#*Fraport AG Frankfurt Airport
Services Worldwide 669 50,039
Freenet AG 2,940 95,767
Fresenius Medical Care AG 1,705 86,801
Fresenius SE & Co. KGaA 1,390 66,787
Friedrich Vorwerk Group SE 202 19,698
FUCHS SE 361 12,788
GEA Group AG, Registered 2,005 144,803
Gerresheimer AG 478 23,733
Gesco SE 24 497
GFT Technologies SE 488 10,199
H&R GmbH & Co. KGaA 28 160
Hannover Rueck SE 267 81,410
Ω#Hapag-Lloyd AG 326 47,349
Hawesko Holding SE 8 212
Heidelberg Materials AG 1,150 266,536
#*Heidelberger
Druckmaschinen AG 1,934 5,058
*HelloFresh SE, Registered 9,721 103,406
Henkel AG & Co. KGaA 432 30,804
Hensoldt AG 609 66,984
HOCHTIEF AG 140 30,717
*HomeToGo SE 355 636
Hornbach Holding AG & Co.
KGaA 427 50,534
HUGO BOSS AG 1,446 67,922
#Indus Holding AG 492 13,374
Infineon Technologies AG 7,247 287,280
Init Innovation in Traffic
Systems SE 27 1,279
ΩInstone Real Estate Group
SE 477 5,105
IVU Traffic Technologies AG 124 2,995
Jenoptik AG 1,426 30,521
Shares Value
GERMANY — (Continued)
ΩJOST Werke SE 516 $ 30,533
K+S AG, Registered 3,914 59,491
KION Group AG 1,496 92,889
Kloeckner & Co. SE 409 3,005
#*Knaus Tabbert AG 182 2,754
Knorr-Bremse AG 678 68,172
*Koenig & Bauer AG 32 519
#Kontron AG 913 29,761
Krones AG 256 38,091
KWS Saat SE & Co. KGaA 445 31,833
LANXESS AG 1,575 43,624
Leifheit AG, Registered 33 578
*Medios AG 3 44
Mercedes-Benz Group AG 2,610 149,662
Merck KGaA 186 23,481
MLP SE, Registered 3,066 29,723
MTU Aero Engines AG, Class
R 239 103,455
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 311 204,887
Multitude PLC 20 150
#Mutares SE & Co. KGaA 399 13,860
Nagarro SE 78 4,972
Nemetschek SE, Registered 465 69,773
*Nordex SE 1,275 31,521
Norma Group SE 828 14,765
ProCredit Holding AG, Class B 480 4,999
ProSiebenSat.1 Media SE 2,618 24,016
Puma SE 695 14,831
#*PVA TePla AG 944 22,992
PWO AG 12 398
*q.beyond AG 268 291
#QIAGEN NV 1,360 67,102
*R Stahl AG 8 169
Rational AG 32 24,887
Rheinmetall AG 244 484,671
RTL Group SA 496 19,642
RWE AG 2,002 82,284
Salzgitter AG, Class D 133 3,477
#SAP SE, Sponsored ADR 4 1,147
Schaeffler AG 6,221 36,242
#Secunet Security Networks
AG 4 1,003
Siemens AG, Registered 590 151,871
*Siemens Energy AG 11 1,284
ΩSiemens Healthineers AG 381 20,626
#Siltronic AG 522 22,811
Sixt SE 554 57,891
*SMA Solar Technology AG 273 6,324
Stabilus SE 787 22,744
STRATEC SE 17 541
Stroeer SE & Co. KGaA 388 20,961
Suedzucker AG 1,843 21,199
Surteco Group SE 4 67
SUSS MicroTec SE 609 22,319
Symrise AG 611 55,596
Takkt AG 76 469

Dimensional International Vector Equity ETF
continued
Shares Value
GERMANY — (Continued)
Talanx AG 751 $ 100,224
Ω*TeamViewer SE, Class R 2,725 28,101
Technotrans SE 16 447
thyssenkrupp AG 11,122 130,097
*TUI AG 8,029 73,149
United Internet AG 2,102 60,627
Verbio SE 584 7,613
Volkswagen AG, Registered,
Class R 150 16,155
Vossloh AG, Class A 274 27,064
#Wacker Chemie AG 254 19,100
Wacker Neuson SE 1,628 42,763
Washtec AG 42 1,928
*Westwing Group SE 33 347
Wuestenrot &
Wuerttembergische AG 712 11,441
Ω*Zalando SE 2,462 72,476
Zeal Network SE 10 553
TOTAL GERMANY 8,642,185
HONG KONG — (1.9%)
AIA Group, Ltd. 20,800 194,487
Bank of East Asia, Ltd. (The) 15,382 23,788
BOC Hong Kong Holdings, Ltd. 15,000 67,452
Bright Smart Securities &
Commodities Group, Ltd. 50,000 94,013
ΩBudweiser Brewing Co.
APAC, Ltd. 5,700 5,998
Cathay Pacific Airways, Ltd. 6,000 8,943
Chinese Estates Holdings, Ltd. 1,500 250
Chow Sang Sang Holdings
International, Ltd. 1,000 1,059
CITIC Telecom International
Holdings, Ltd. 132,000 42,879
CK Asset Holdings, Ltd. 15,000 68,885
CK Hutchison Holdings, Ltd. 4,000 26,191
CK Infrastructure Holdings,
Ltd. 2,000 14,102
*CK Life Sciences Int'l
Holdings, Inc. 2,000 255
C-Mer Medical Holdings, Ltd. 2,000 464
ΩCrystal International Group,
Ltd. 7,000 5,047
Dah Sing Banking Group, Ltd. 10,000 11,694
Dah Sing Financial Holdings,
Ltd. 4,400 16,367
EC Healthcare 4,000 336
Emperor Watch & Jewellery,
Ltd. 10,000 509
First Pacific Co., Ltd. 62,000 48,889
Ω*FIT Hon Teng, Ltd. 25,000 8,503
Galaxy Entertainment Group,
Ltd. 8,000 39,134
Giordano International, Ltd.,
Registered 10,000 1,898
Great Eagle Holdings, Ltd. 1,000 1,875
#Guotai Junan International
Holdings, Ltd. 196,000 159,796
Hang Lung Group, Ltd. 18,000 32,607
Hang Lung Properties, Ltd. 75,084 77,284
Shares Value
HONG KONG — (Continued)
Hang Seng Bank, Ltd. 200 $ 2,920
#Henderson Land
Development Co., Ltd. 8,000 28,026
*HKR International, Ltd. 800 95
HKT Trust & HKT, Ltd., Class
SS 34,000 53,534
Hong Kong & China Gas Co.,
Ltd. 29,000 25,897
Hong Kong Exchanges &
Clearing, Ltd. 3,000 163,185
Hong Kong Technology
Venture Co., Ltd. 4,000 831
*Hongkong & Shanghai Hotels,
Ltd. (The) 1,500 1,118
ΩHonma Golf, Ltd. 500 223
Hutchison Telecommunications
Hong Kong Holdings, Ltd. 46,000 6,329
IGG, Inc. 19,000 9,996
ΩImpro Precision Industries,
Ltd. 2,000 775
Johnson Electric Holdings, Ltd. 6,000 17,809
Kerry Properties, Ltd., Class B 3,500 9,363
KLN Logistics Group Ltd 3,500 3,678
Kowloon Development Co.,
Ltd. 1,000 408
Luk Fook Holdings
International, Ltd., Registered 11,000 28,796
Man Wah Holdings, Ltd. 44,400 25,056
*Melco International
Development, Ltd. 4,000 2,772
MGM China Holdings, Ltd.,
Class B 1,200 2,538
Modern Dental Group, Ltd.,
Class B 1,000 554
*Mongolian Mining Corp. 15,000 15,057
*NagaCorp, Ltd. 4,000 2,109
#*New World Development
Co., Ltd. 40,000 32,815
Oriental Watch Holdings,
Class B 2,000 864
#Pacific Basin Shipping, Ltd. 137,000 39,617
Pacific Textiles Holdings, Ltd. 3,000 562
#PAX Global Technology, Ltd. 29,000 25,158
PCCW, Ltd. 84,000 60,244
Perfect Medical Health
Management, Ltd. 3,000 627
Pico Far East Holdings, Ltd. 2,000 652
PRADA SpA 4,400 24,046
Sa Sa International Holdings,
Ltd., Class B 10,000 790
ΩSamsonite Group SA 19,800 40,508
Shangri-La Asia, Ltd. 2,000 1,159
*Shun Tak Holdings, Ltd.,
Registered 4,000 336
*Sinohope Technology
Holdings, Ltd. 500 298
SITC International Holdings
Co., Ltd. 13,000 42,147

Dimensional International Vector Equity ETF
continued
Shares Value
HONG KONG — (Continued)
SmarTone
Telecommunications Holdings,
Ltd. 3,000 $ 1,754
*Solomon Systech
International, Ltd. 8,000 469
Stella International Holdings,
Ltd. 17,500 34,777
SUNeVision Holdings, Ltd. 14,000 13,929
Swire Pacific, Ltd., Class A 500 4,525
Tai Hing Group Holdings, Ltd. 5,000 605
Techtronic Industries Co., Ltd.,
Class B 2,000 24,025
*Television Broadcasts, Ltd. 12,400 6,587
Texhong International Group,
Ltd. 9,000 5,469
*Theme International Holdings,
Ltd. 60,000 6,420
*Tongda Group Holdings, Ltd. 10,000 149
Town Health International
Medical Group, Ltd. 6,000 210
Transport International
Holdings, Ltd. 846 970
United Laboratories
International Holdings, Ltd.
(The) 24,000 45,187
Value Partners Group, Ltd. 19,000 5,179
Vitasoy International Holdings,
Ltd. 22,000 25,727
VSTECS Holdings, Ltd. 32,000 37,177
VTech Holdings, Ltd. 3,500 25,993
ΩWH Group, Ltd. 65,000 65,497
#Xinyi Glass Holdings, Ltd. 25,298 26,104
Yue Yuen Industrial Holdings,
Ltd. 12,000 18,864
#*Yunfeng Financial Group,
Ltd. 6,000 2,767
TOTAL HONG KONG 1,975,981
IRELAND — (0.5%)
AIB Group PLC 16,917 134,568
Bank of Ireland Group PLC 10,262 138,653
Cairn Homes PLC 17,032 42,497
Dalata Hotel Group PLC 4,801 35,058
FBD Holdings PLC 325 5,189
Glanbia PLC 1,426 20,809
Irish Continental Group PLC 1,641 10,405
Kerry Group PLC, Class A 1 93
Kingspan Group PLC 995 82,736
*Permanent TSB Group
Holdings PLC 1,600 3,809
TOTAL IRELAND 473,817
ISRAEL — (0.9%)
*Abra Information
Technologies, Ltd. 176 228
Amos Luzon Development and
Energy Group, Ltd. 268 243
Arad, Ltd. 28 428
*Ashdod Refinery, Ltd. 24 414
Ashtrom Group, Ltd. 32 671
Shares Value
ISRAEL — (Continued)
Automatic Bank Services, Ltd. 44 $ 280
Bank Hapoalim BM 4,963 93,625
Bank Leumi Le-Israel BM,
Class IS 5,163 95,983
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 144 27,411
Bezeq The Israeli
Telecommunication Corp., Ltd. 10,564 19,726
Carasso Motors, Ltd. 108 1,278
*Cellcom Israel, Ltd. 3,830 34,884
Clal Insurance Enterprises
Holdings, Ltd., Registered 1,141 55,056
Danel Adir Yeoshua, Ltd. 47 6,474
Delek Group, Ltd. 129 26,358
Delta Galil, Ltd. 47 2,501
Delta Israel Brands, Ltd. 8 207
Diplomat Holdings, Ltd. 24 375
*Doral Group Renewable
Energy Resources, Ltd., Class
B 359 1,709
*El Al Israel Airlines 1,295 5,252
Electra Consumer Products
1970, Ltd. 34 1,354
Electra, Ltd., Class B 20 12,202
*Equital, Ltd. 77 3,357
*Fattal Holdings 1998, Ltd. 84 15,205
First International Bank Of
Israel, Ltd. (The) 679 47,393
FMS Enterprises Migun, Ltd. 4 172
Formula Systems 1985, Ltd. 17 2,052
Fox Wizel, Ltd. 237 24,646
*Gilat Satellite Networks, Ltd. 1,728 13,014
*Hagag Group Real Estate
Development 60 376
Hamat Group, Ltd. 32 151
Harel Insurance Investments &
Financial Services, Ltd. 776 23,537
Hilan, Ltd. 46 3,767
ICL Group, Ltd. 149 933
IDI Insurance Co., Ltd. 232 13,431
Ilex Medical, Ltd. 12 214
Inrom Construction Industries,
Ltd. 2,178 12,769
Israel Discount Bank, Ltd.,
Class A 528 5,075
Isras Investment Co., Ltd. 5 1,362
Issta, Ltd. 60 1,871
Land Development Nimrodi
Group, Ltd. 40 425
M Yochananof & Sons, Ltd. 11 1,016
Magic Software Enterprises,
Ltd. 64 1,325
*Malam - Team, Ltd. 16 543
Matrix IT, Ltd. 74 2,731
Max Stock, Ltd. 342 1,825
Mediterranean Towers, Ltd. 2,997 10,830
Meitav Investment House, Ltd. 92 2,305
Menora Mivtachim Holdings,
Ltd. 48 4,191

Dimensional International Vector Equity ETF
continued
Shares Value
ISRAEL — (Continued)
*Meshek Energy Renewable
Energies, Ltd. 508 $ 669
Meshulam Levinstein
Contracting & Engineering,
Ltd. 4 587
Migdal Insurance & Financial
Holdings, Ltd. 1,532 4,701
Mizrahi Tefahot Bank, Ltd. 332 20,599
Naphtha Israel Petroleum
Corp., Ltd. 36 272
Next Vision Stabilized
Systems, Ltd. 1,050 43,237
Novolog, Ltd. 700 287
Oil Refineries, Ltd. 84,706 22,221
One Software Technologies,
Ltd. 192 4,986
Palram Industries 1990, Ltd. 101 2,208
Partner Communications Co.,
Ltd. 1,186 10,977
Paz Retail And Energy, Ltd. 174 32,250
*Perion Network, Ltd. 1,131 12,268
Phoenix Financial, Ltd. 1,776 60,882
Prashkovsky Investments and
Construction, Ltd. 50 1,928
Qualitau, Ltd. 26 3,282
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 175 16,357
*Rani Zim Shopping Centers,
Ltd. 160 240
Retailors, Ltd. 24 499
Scope Metals Group, Ltd. 43 1,927
*Shikun & Binui, Ltd. 217 1,039
Shufersal, Ltd. 1,635 19,836
Strauss Group, Ltd. 24 646
ΩTamar Petroleum, Ltd. 174 2,082
Tel Aviv Stock Exchange, Ltd. 1,113 21,108
Telsys, Ltd. 8 505
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 3,278 50,645
Tiv Taam Holdings 1, Ltd. 152 367
*Veridis Environment, Ltd. 64 447
Victory Supermarket Chain,
Ltd. 16 236
YD More Investments, Ltd. 48 496
TOTAL ISRAEL 918,959
ITALY — (3.1%)
A2A SpA 31,155 76,059
ACEA SpA 608 13,521
Amplifon SpA 1,359 22,966
*Aquafil SpA 45 72
Ariston Holding NV, Class B 212 1,106
Arnoldo Mondadori Editore
SpA 3,472 8,027
Ascopiave SpA 1,125 3,901
Azimut Holding SpA 1,355 46,324
B&C Speakers SpA 4 75
Banca Generali SpA 664 37,269
Banca IFIS SpA 1,093 30,424
Shares Value
ITALY — (Continued)
Banca Mediolanum SpA 2,110 $ 37,432
Banca Monte dei Paschi di
Siena SpA 17,776 151,899
Banca Profilo SpA 676 128
Ω*Banca Sistema SpA, Class
R 112 241
Banco BPM SpA, Class R 22,407 287,233
Banco di Desio e della Brianza
SpA 428 3,684
BasicNet SpA, Registered 180 1,471
Biesse SpA 20 164
BPER Banca SPA 14,117 139,537
#Brembo NV 1,930 18,611
Brunello Cucinelli SpA 387 43,638
Buzzi SpA 173 9,053
*Cairo Communication SpA 1,577 4,928
Cembre SpA 10 681
Cementir Holding NV 956 14,268
*CIR SpA-Compagnie
Industriali 12,812 9,913
Credito Emiliano SpA 1,524 23,199
d'Amico International Shipping
SA 1,419 5,883
Danieli & C Officine
Meccaniche SpA 95 4,099
Danieli & C Officine
Meccaniche SpA 2,229 72,862
Datalogic SpA, Class M 36 195
#*Digital Bros SpA 4 58
Digital Value SpA 69 2,227
Ω*doValue SpA 1,096 3,279
Emak SpA 184 184
ΩEnav SpA 3,495 15,401
Enel SpA 22,449 198,691
Eni SpA, Class B 15,120 258,025
ERG SpA 1,006 21,854
#Esprinet SpA, Class B 1,385 6,602
Ferrari NV, ADR 227 100,649
#Ferretti SpA 914 2,770
Fiera Milano SpA 74 534
Fila SpA 116 1,148
*Fincantieri SpA 464 9,034
FinecoBank Banca Fineco SpA 3,732 79,961
FNM SpA, Registered 460 215
GPI SpA 112 2,000
Hera SpA 15,056 64,552
#IMMSI SpA, Registered 520 302
Intercos SpA 30 402
Intesa Sanpaolo SpA 17,274 104,687
Italmobiliare SpA 40 1,293
Iveco Group NV 4,370 90,805
Lottomatica Group Spa 271 7,332
Maire SpA 2,418 33,625
MARR SpA 18 212
Mediobanca Banca di Credito
Finanziario SpA 797 17,642
#MFE-MediaForEurope NV,
Class A 11,914 37,908
Moltiply Group SpA 8 397

Dimensional International Vector Equity ETF
continued
Shares Value
ITALY — (Continued)
Moncler SpA 1,037 $ 55,713
ΩNexi SpA 7,388 42,364
Orsero SpA 115 1,856
ΩOVS SpA 6,006 25,008
Pharmanutra SpA 50 2,629
#Piaggio & C SpA 3,221 6,993
ΩPirelli & C SpA 5,694 38,581
ΩPoste Italiane SpA 1,997 43,348
Prysmian SpA 371 29,885
ΩRAI Way SpA 1,732 11,597
Recordati Industria Chimica e
Farmaceutica SpA 568 32,765
Reply SpA 199 31,341
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 765 898
#*Safilo Group SpA 2,126 2,652
Saipem SpA 25,664 68,852
*Salvatore Ferragamo SpA 235 1,341
Sanlorenzo SpA 356 12,061
Sesa SpA 67 5,084
Snam SpA 84 488
Sogefi SpA 2,072 6,498
SOL SpA 145 7,767
#Stellantis NV, ADR 2,377 21,131
ΩTechnogym SpA 3,195 49,477
*Telecom Italia SpA 73,015 37,782
*Telecom Italia SpA 166,912 77,122
Tenaris SA, Sponsored ADR 1,077 37,630
*TREVI - Finanziaria
Industriale SpA 1,593 614
TXT e-solutions SpA 46 1,777
UniCredit SpA 2,783 205,864
Unipol Assicurazioni SpA 5,653 113,971
Webuild SpA 8,420 38,086
Wiit SpA 186 3,325
Zignago Vetro SpA 294 2,641
TOTAL ITALY 3,147,793
JAPAN — (22.7%)
77 Bank, Ltd. (The) 100 3,488
A&D HOLON Holdings Co.,
Ltd. 1,800 24,232
ABC-Mart, Inc. 900 16,918
AD Works Group Co., Ltd. 1,100 2,595
ADEKA Corp. 4,900 97,319
Advan Group Co., Ltd. 100 576
Advantest Corp. 2,300 158,178
#Aeon Co., Ltd. 4,100 131,668
Aeon Hokkaido Corp. 400 2,387
AGC, Inc. 200 6,041
Ahresty Corp. 200 1,065
Aica Kogyo Co., Ltd. 1,700 42,100
Aichi Financial Group, Inc. 1,700 30,714
Aida Engineering, Ltd. 3,300 20,042
Ain Holdings, Inc. 400 15,575
Air Water, Inc. 2,200 32,789
Airman Corp. 100 1,371
Airport Facilities Co., Ltd. 100 629
Aisan Industry Co., Ltd. 2,000 22,286
Shares Value
JAPAN — (Continued)
Aisin Corp. 1,300 $ 18,132
Ajinomoto Co., Inc. 1,400 37,257
#*Akebono Brake Industry
Co., Ltd. 2,000 1,409
Alconix Corp. 100 1,404
Alfresa Holdings Corp. 1,800 26,277
Allied Telesis Holdings KK,
Class B 200 248
Alps Alpine Co., Ltd.,
Registered 3,400 36,147
ALSOK Co., Ltd. 3,200 22,401
Amada Co., Ltd. 4,000 45,357
Amano Corp. 100 2,806
Amvis Holdings, Inc. 1,200 4,170
Anest Iwata Corp. 200 2,089
*AnGes, Inc. 30,900 14,578
Anicom Holdings, Inc., Class B 1,900 9,885
Anycolor, Inc. 700 22,164
AOKI Holdings, Inc. 1,900 21,841
Aoyama Trading Co., Ltd. 4,500 68,952
Aoyama Zaisan Networks Co.,
Ltd. 100 1,204
Aozora Bank, Ltd., Class A 2,700 39,784
Arata Corp. 600 12,878
ARCLANDS Corp. 5,200 60,260
Arcs Co., Ltd. 100 2,017
ARE Holdings, Inc. 400 4,758
Arisawa Manufacturing Co.,
Ltd. 300 3,090
As One Corp. 1,100 17,473
Asahi Diamond Industrial Co.,
Ltd. 1,400 6,958
Asahi Group Holdings, Ltd. 5,600 71,407
Asahi Kasei Corp. 10,100 70,837
ASAHI YUKIZAI Corp. 600 17,363
Asanuma Corp., Registered 1,100 5,877
Asia Pile Holdings Corp. 200 1,337
Asics Corp. 7,600 180,184
Astellas Pharma, Inc. 18,800 197,188
Astena Holdings Co., Ltd. 300 985
Autobacs Seven Co., Ltd. 2,900 28,461
Awa Bank, Ltd. (The) 100 2,140
Axial Retailing, Inc. 600 4,565
Azbil Corp. 1,300 12,279
#AZ-COM MARUWA Holdings,
Inc. 2,300 17,866
Bandai Namco Holdings, Inc. 1,400 45,657
Bando Chemical Industries,
Ltd. 200 2,395
Bank of the Ryukyus, Ltd. 200 1,644
BayCurrent, Inc., Registered 800 46,120
Bell System24 Holdings, Inc. 2,100 18,949
Belluna Co., Ltd. 5,000 31,895
#Bic Camera, Inc. 3,100 32,639
BIPROGY, Inc. 100 4,049
Bridgestone Corp. 1,000 40,739
Brother Industries, Ltd. 3,200 54,806
Bunka Shutter Co., Ltd. 1,800 30,703
Calbee, Inc. 1,300 24,014

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Canon Marketing Japan, Inc. 700 $ 25,498
Canon, Inc. 300 8,572
Capcom Co., Ltd. 1,600 41,208
#Carlit Co., Ltd., Class B 100 872
Celsys, Inc. 2,700 29,907
Central Glass Co., Ltd. 600 13,037
Chiba Bank, Ltd. (The) 3,100 29,271
#Chiba Kogyo Bank, Ltd. (The) 1,000 9,967
Chubu Shiryo Co., Ltd. 100 1,119
Chugai Pharmaceutical Co.,
Ltd. 3,000 146,716
Chugin Financial Group, Inc.,
Registered 3,100 40,559
Chugoku Marine Paints, Ltd. 1,600 33,064
Citizen Watch Co., Ltd. 3,700 22,348
CKD Corp. 1,400 25,443
CMK Corp. 8,900 21,881
Coca-Cola Bottlers Japan
Holdings, Inc. 1,100 16,884
COMSYS Holdings Corp. 100 2,306
Concordia Financial Group,
Ltd. 3,700 24,856
Cosel Co., Ltd. 100 779
Cosmo Energy Holdings Co.,
Ltd. 200 8,927
*Cover Corp. 2,700 38,447
Create Restaurants Holdings,
Inc. 200 2,051
Cresco, Ltd. 300 3,423
CTS Co., Ltd. 100 583
Curves Holdings Co., Ltd. 1,100 5,467
Dai Nippon Printing Co., Ltd. 2,700 41,811
Dai Nippon Toryo Co., Ltd. 100 828
Daicel Corp. 9,200 79,685
Daido Metal Co., Ltd. 500 2,302
Daido Steel Co., Ltd. 5,800 44,860
Daifuku Co., Ltd. 2,900 74,690
Daihatsu Infinearth Mfg Co.,
Ltd. 100 1,754
Daiichi Jitsugyo Co., Ltd. 100 1,705
Dai-ichi Life Holdings, Inc. 11,800 94,364
Daiichikosho Co., Ltd. 2,400 25,931
Daiki Aluminium Industry Co.,
Ltd. 1,600 11,142
Daikin Industries, Ltd. 300 37,127
Daikyonishikawa Corp. 500 2,375
Daio Paper Corp. 2,700 15,124
Daiseki Co., Ltd. 2,100 49,327
Daishi Hokuetsu Financial
Group, Inc. 200 4,944
Daishinku Corp. 200 784
Daito Trust Construction Co.,
Ltd. 400 41,251
Daiwa House Industry Co., Ltd. 3,200 106,401
Daiwa Securities Group, Inc. 2,600 18,261
Daiwabo Holdings Co., Ltd. 1,800 33,310
DCM Holdings Co., Ltd. 1,000 9,542
Dear Life Co., Ltd. 100 851
Denka Co., Ltd. 2,800 39,638
Shares Value
JAPAN — (Continued)
Denso Corp. 2,200 $ 30,055
Dentsu Group, Inc. 1,200 23,829
Dentsu Soken, Inc. 500 22,027
Dexerials Corp. 7,000 102,213
DIC Corp. 900 17,899
Disco Corp. 100 30,267
DMG Mori Co., Ltd. 1,100 25,502
Doutor Nichires Holdings Co.,
Ltd. 100 1,668
Dowa Holdings Co., Ltd. 700 23,061
DTS Corp. 100 3,336
DyDo Group Holdings, Inc. 100 1,776
Eagle Industry Co., Ltd. 100 1,609
Ebara Corp. 5,000 93,026
EDION Corp. 200 2,666
Ehime Bank, Ltd. (The) 100 722
Elan Corp., Class B 100 570
Elecom Co., Ltd. 100 1,304
ENEOS Holdings, Inc. 24,900 131,304
ES-Con Japan, Ltd. 400 2,594
Exedy Corp., Class A 100 3,170
EXEO Group, Inc. 9,000 119,127
Fast Retailing Co., Ltd. 200 61,637
Feed One Co., Ltd. 300 2,167
Ferrotec Corp. 3,500 84,887
#Fintech Global, Inc. 5,100 3,762
First Bank of Toyama, Ltd.
(The) 4,400 31,897
Food & Life Cos., Ltd. 3,100 157,292
Foster Electric Co., Ltd. 100 1,256
FP Corp. 100 1,801
France Bed Holdings Co., Ltd. 100 862
Freebit Co., Ltd. 100 1,002
Fuji Corp. 1,400 26,415
Fuji Electric Co., Ltd. 700 35,243
Fuji Oil Co., Ltd. 3,400 7,546
Fuji Seal International, Inc. 100 1,850
Fujikura Composites, Inc. 100 1,061
Fujikura, Ltd. 3,100 213,711
Fujitsu, Ltd. 7,300 160,314
Fukuda Denshi Co., Ltd. 400 18,712
Fukuoka Financial Group, Inc. 100 2,760
Fukuyama Transporting Co.,
Ltd. 500 11,944
FULLCAST Holdings Co., Ltd. 100 1,116
Funai Soken Holdings, Inc. 1,500 23,712
Furukawa Co., Ltd. 200 3,201
Furukawa Electric Co., Ltd. 2,500 152,746
Furuno Electric Co., Ltd. 900 26,194
Furyu Corp. 100 703
Fuso Chemical Co., Ltd. 900 25,805
Futaba Industrial Co., Ltd. 1,100 5,972
Future Corp. 100 1,573
Gakken Holdings Co., Ltd. 100 638
Galilei Co., Ltd. 500 11,030
Genki Global Dining Concepts
Corp. 100 2,326
Genky DrugStores Co., Ltd. 100 2,987

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Geo Holdings Corp.,
Registered 600 $ 6,590
GLOBERIDE, Inc. 100 1,504
Glory, Ltd. 300 7,748
GMO Financial Holdings, Inc. 4,400 24,500
*GNI Group, Ltd. 1,600 29,790
GS Yuasa Corp. 1,100 19,954
G-Tekt Corp. 100 1,239
Gunma Bank, Ltd. (The) 6,000 56,613
Gunze, Ltd. 900 22,904
H.U. Group Holdings, Inc.,
Class B 100 2,164
H2O Retailing Corp. 1,000 13,266
Hachijuni Bank, Ltd. (The) 4,800 43,632
Hakuhodo DY Holdings, Inc. 1,200 9,533
Halows Co., Ltd. 100 3,292
Hamakyorex Co., Ltd. 1,100 10,708
Hamamatsu Photonics KK 3,100 38,138
Hankyu Hanshin Holdings, Inc. 600 15,692
Hanwa Co., Ltd., Class B 400 16,213
#Happinet Corp., Class B 100 3,807
Haseko Corp. 3,100 46,244
Hazama Ando Corp. 7,300 77,805
Heiwa Corp. 700 9,726
Hiday Hidaka Corp. 1,600 36,147
#*Hino Motors, Ltd. 18,000 44,182
Hirogin Holdings, Inc. 6,000 52,846
Hirose Electric Co., Ltd. 200 25,423
#HIS Co., Ltd. 400 3,806
Hitachi Construction Machinery
Co., Ltd. 1,200 35,005
Hitachi, Ltd. 10,500 327,709
Hokko Chemical Industry Co.,
Ltd. 100 994
Hokuhoku Financial Group,
Inc. 3,100 66,328
Honda Motor Co., Ltd. 6,600 68,809
H-One Co., Ltd. 200 1,891
#Honeys Holdings Co., Ltd. 100 988
Hoosiers Holdings Co., Ltd. 400 3,596
Horiba, Ltd. 300 22,406
House Foods Group, Inc. 1,800 33,436
Hoya Corp. 100 12,745
Hulic Co., Ltd. 4,400 42,262
Hyakugo Bank, Ltd. (The) 5,600 27,982
Hyakujushi Bank, Ltd. (The),
Class R 1,500 49,836
Ibiden Co., Ltd. 2,300 98,727
Ichigo, Inc. 2,900 7,766
Ichinen Holdings Co., Ltd. 100 1,147
Ichiyoshi Securities Co., Ltd. 200 1,006
Idec Corp. 200 3,042
Idemitsu Kosan Co., Ltd. 6,900 44,418
IDOM, Inc. 8,400 54,923
Iida Group Holdings Co., Ltd. 100 1,414
Iino Kaiun Kaisha, Ltd. 5,500 38,008
Inaba Denki Sangyo Co., Ltd. 100 2,636
Inabata & Co., Ltd. 600 13,097
Infomart Corp. 1,200 3,341
Shares Value
JAPAN — (Continued)
INFRONEER Holdings, Inc. 7,000 $ 59,653
Inpex Corp. 13,500 192,639
Insource Co., Ltd. 300 1,840
Internet Initiative Japan, Inc.,
Class R 400 7,410
Iriso Electronics Co., Ltd. 100 1,936
Isetan Mitsukoshi Holdings,
Ltd. 1,900 27,213
Ishihara Sangyo Kaisha, Ltd.,
Class A 1,500 21,898
Istyle, Inc. 600 2,304
Isuzu Motors, Ltd. 8,100 104,819
Ito En, Ltd. 100 2,181
ITOCHU Corp. 200 10,543
Itochu Enex Co., Ltd. 200 2,702
Itoham Yonekyu Holdings, Inc. 700 23,722
Itoki Corp. 500 7,744
IwaiCosmo Holdings, Inc. 100 1,630
Iwatani Corp. 3,700 39,103
Iyogin Holdings, Inc. 1,100 12,923
Izumi Co., Ltd. 2,400 50,904
J Front Retailing Co., Ltd. 6,800 92,515
J Trust Co., Ltd. 2,000 5,927
JAC Recruitment Co., Ltd. 400 2,820
JALCO Holdings, Inc. 4,400 9,443
Japan Airlines Co., Ltd. 1,500 29,991
Japan Airport Terminal Co.,
Ltd. 900 27,485
Japan Aviation Electronics
Industry, Ltd. 1,600 25,835
Japan Cash Machine Co., Ltd. 100 635
*Japan Communications, Inc. 1,300 1,399
Japan Elevator Service
Holdings Co., Ltd. 1,000 27,011
Japan Exchange Group, Inc. 6,600 64,906
Japan Lifeline Co., Ltd. 3,000 28,964
Japan Material Co., Ltd. 400 3,708
Japan Post Holdings Co., Ltd. 4,500 41,937
Japan Post Insurance Co., Ltd. 100 2,575
Japan Pulp & Paper Co., Ltd. 1,500 6,558
Japan Tobacco, Inc. 2,700 77,468
Japan Transcity Corp. 300 2,320
Japan Wool Textile Co., Ltd.
(The) 300 2,791
#JCR Pharmaceuticals Co.,
Ltd. 2,800 10,754
JDC Corp. 4,400 13,683
Jeol, Ltd. 900 26,194
JFE Holdings, Inc. 4,700 54,637
JINUSHI Co., Ltd. 2,200 34,777
JMS Co., Ltd. 200 589
Joshin Denki Co., Ltd. 100 1,636
Joyful Honda Co., Ltd. 800 11,099
JP-Holdings, Inc. 7,600 27,523
JTEKT Corp. 1,400 12,191
*Juki Corp., Registered 2,300 6,113
JVCKenwood Corp.,
Registered 4,700 37,211

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Kaga Electronics Co., Ltd.,
Class B 600 $ 11,594
Kagome Co., Ltd. 1,700 32,629
Kakaku.com, Inc. 100 1,721
Kamei Corp. 100 1,714
Kamigumi Co., Ltd. 100 2,813
Kanadevia Corp. 8,800 59,819
Kanamoto Co., Ltd. 1,300 29,456
Kandenko Co., Ltd. 100 2,389
Kaneka Corp. 100 2,853
Kanematsu Corp. 1,000 18,941
Kansai Paint Co., Ltd. 1,000 14,303
Kanto Denka Kogyo Co., Ltd. 1,300 7,403
Kao Corp. 600 27,150
Katitas Co., Ltd. 100 1,692
Kato Sangyo Co., Ltd. 100 3,807
Kawasaki Heavy Industries,
Ltd. 1,000 73,890
KDDI Corp., Class A 14,900 246,081
Keihan Holdings Co., Ltd. 4,000 82,368
Keiyo Bank, Ltd. (The) 3,200 24,261
KH Neochem Co., Ltd. 1,700 32,397
Kikkoman Corp. 3,300 29,032
Kirin Holdings Co., Ltd. 1,700 22,581
#Kitanotatsujin Corp. 5,500 5,299
Kitz Corp. 6,800 57,474
Kiyo Bank, Ltd. (The), Class B 200 3,676
Koa Corp. 1,900 13,408
Koatsu Gas Kogyo Co., Ltd. 200 1,457
Kobe Bussan Co., Ltd. 1,200 32,413
Kobe Steel, Ltd. 4,600 50,846
Kohnan Shoji Co., Ltd., Class
R 900 23,323
Koito Manufacturing Co., Ltd. 3,000 38,613
#Kokusai Electric Corp. 100 2,265
Komatsu, Ltd., Class R 3,100 100,213
KOMEDA Holdings Co., Ltd. 1,600 32,001
Konami Group Corp., Class B 300 40,905
Kondotec, Inc., Class B 100 1,059
*Konica Minolta, Inc. 8,000 26,095
Konishi Co., Ltd. 2,100 17,052
Konoike Transport Co., Ltd. 100 2,146
#Kosaido Holdings Co., Ltd. 9,500 28,974
Koshidaka Holdings Co., Ltd. 400 3,636
#Kotobuki Spirits Co., Ltd.,
Class R 4,500 60,774
KPP Group Holdings Co., Ltd. 5,700 29,580
Krosaki Harima Corp. 100 2,292
K's Holdings Corp. 5,700 57,305
Kubota Corp., Class R 10,700 120,121
Kumagai Gumi Co., Ltd. 100 3,003
Kumiai Chemical Industry Co.,
Ltd. 7,300 39,533
Kurabo Industries, Ltd. 500 26,712
Kuraray Co., Ltd. 1,800 22,468
Kureha Corp. 100 2,299
Kurita Water Industries, Ltd. 100 3,894
Kusuri no Aoki Holdings Co.,
Ltd. 3,100 82,930
Shares Value
JAPAN — (Continued)
KYB Corp. 200 $ 4,339
Kyoei Steel, Ltd. 1,700 24,535
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 400 7,001
Kyorin Pharmaceutical Co.,
Ltd. 300 3,036
#Kyoritsu Maintenance Co.,
Ltd. 700 17,042
Kyosan Electric Manufacturing
Co., Ltd. 400 1,345
Kyoto Financial Group, Inc. 300 5,468
Kyowa Kirin Co., Ltd. 1,800 31,061
Kyushu Financial Group, Inc. 7,300 37,821
LAND Co., Ltd. 9,600 638
Lasertec Corp., Class A 400 41,251
LEC, Inc. 200 1,502
Leopalace21 Corp. 5,800 27,633
Life Corp. 200 3,211
LIFULL Co., Ltd. 10,100 13,422
Link And Motivation, Inc. 100 334
Lintec Corp. 100 2,020
Lion Corp. 3,700 36,325
Lixil Corp. 3,200 37,317
LY Corp. 1,500 5,532
M3, Inc. 1,800 22,492
Mabuchi Motor Co., Ltd. 200 2,907
Macnica Holdings, Inc. 3,900 51,440
Maeda Kosen Co., Ltd. 400 5,079
Mandom Corp. 3,000 28,745
Mani, Inc. 2,700 22,901
Marubun Corp. 100 735
Maruha Nichiro Corp. 1,700 35,470
Marui Group Co., Ltd. 300 6,142
#Matsui Securities Co., Ltd. 3,700 18,193
MatsukiyoCocokara & Co. 2,900 59,794
Maxell, Ltd. 3,100 41,506
Mazda Motor Corp. 7,800 47,227
McDonald's Holdings Co
Japan, Ltd. 700 28,094
MCJ Co., Ltd. 2,600 24,429
Mebuki Financial Group, Inc. 15,200 83,194
Medipal Holdings Corp. 1,200 20,014
Megmilk Snow Brand Co., Ltd. 1,500 28,486
Meidensha Corp. 100 3,814
MEIJI Holdings Co., Ltd. 1,900 38,658
Meiko Electronics Co., Ltd. 100 4,990
MEITEC Group Holdings, Inc. 100 2,102
Meiwa Corp. 100 505
Menicon Co., Ltd. 4,900 38,290
*Mercari, Inc. 200 3,097
METAWATER Co., Ltd. 2,000 36,440
Mie Kotsu Group Holdings, Inc. 2,800 9,414
Mikuni Corp. 300 602
MINEBEA MITSUMI, Inc. 3,100 49,375
MIRAIT ONE Corp. 1,000 18,027
Mirarth Holdings, Inc. 14,100 36,352
MISUMI Group, Inc. 500 7,283
Mitani Corp. 100 1,474
Mitsuba Corp. 300 1,710

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Mitsubishi Chemical Group
Corp. 12,000 $ 65,958
Mitsubishi Corp. 800 15,884
Mitsubishi Electric Corp. 4,400 97,710
Mitsubishi Estate Co., Ltd. 300 5,653
Mitsubishi Gas Chemical Co.,
Inc. 200 3,479
Mitsubishi Heavy Industries,
Ltd. 300 7,236
Mitsubishi Logisnext Co., Ltd. 100 1,305
Mitsubishi Logistics Corp. 700 6,003
Mitsubishi Materials Corp. 5,800 89,508
#Mitsubishi Motors Corp. 15,000 39,849
Mitsubishi Pencil Co., Ltd. 200 2,766
Mitsubishi UFJ Financial
Group, Inc. 15,400 215,965
Mitsui Chemicals, Inc. 700 15,782
Mitsui E&S Co., Ltd. 5,300 111,814
Mitsui High-Tec, Inc. 5,600 28,689
Mitsui Mining & Smelting Co.,
Ltd. 300 12,858
#Mitsui-Soko Holdings Co.,
Ltd. 400 10,459
Mitsuuroko Group Holdings
Co., Ltd. 100 1,420
Mizuho Financial Group, Inc. 4,700 139,974
Monex Group, Inc. 2,000 10,592
MonotaRO Co., Ltd. 900 16,171
Morinaga & Co., Ltd. 500 8,034
Morinaga Milk Industry Co.,
Ltd. 4,200 91,705
Morita Holdings Corp. 1,000 15,309
MS&AD Insurance Group
Holdings, Inc. 3,100 66,822
m-up Holdings, Inc. 4,900 69,221
Murata Manufacturing Co., Ltd. 400 6,027
Musashi Seimitsu Industry
Co., Ltd. 200 4,359
Musashino Bank, Ltd. (The) 100 2,488
Nabtesco Corp. 100 1,861
Nagase & Co., Ltd. 200 3,961
Nakabayashi Co., Ltd. 100 344
Nakanishi, Inc. 1,200 15,604
Nakayama Steel Works, Ltd. 5,900 25,091
#Namura Shipbuilding Co.,
Ltd. 4,400 91,219
Nanto Bank, Ltd. (The) 100 3,037
#Nextage Co., Ltd. 1,000 12,618
NGK Insulators, Ltd. 3,100 39,488
NHK Spring Co., Ltd. 3,600 41,001
Nichias Corp. 1,000 38,739
Nichicon Corp. 5,400 46,754
Nichirei Corp. 3,500 42,501
NIDEC Corp. 300 5,807
Nifco, Inc. 900 22,127
Nihon Flush Co., Ltd. 100 534
Nihon M&A Center Holdings,
Inc. 6,700 33,835
Nihon Nohyaku Co., Ltd. 2,100 12,391
Shares Value
JAPAN — (Continued)
Nikkiso Co., Ltd. 4,800 $ 43,217
Nikko Co., Ltd. 100 503
#Nikkon Holdings Co., Ltd. 5,000 113,359
Nikon Corp. 3,100 30,352
Nippn Corp. 200 2,896
Nippon Air Conditioning
Services Co., Ltd. 100 781
#*Nippon Chemi-Con Corp. 100 838
#*Nippon Coke & Engineering
Co., Ltd. 34,100 21,299
Nippon Concrete Industries
Co., Ltd. 2,300 4,631
Nippon Denko Co., Ltd. 11,000 20,612
Nippon Electric Glass Co., Ltd. 400 10,778
NIPPON EXPRESS
HOLDINGS, Inc. 3,100 68,305
Nippon Gas Co., Ltd. 200 3,653
Nippon Kayaku Co., Ltd. 4,800 45,131
Nippon Light Metal Holdings
Co., Ltd. 4,700 55,090
Nippon Paint Holdings Co.,
Ltd. 500 4,273
Nippon Paper Industries Co.,
Ltd. 13,400 99,368
Nippon Parking Development
Co., Ltd. 26,500 46,839
Nippon Sanso Holdings Corp. 1,600 57,134
*Nippon Sheet Glass Co., Ltd. 20,500 68,517
Nippon Shinyaku Co., Ltd. 400 8,710
Nippon Shokubai Co., Ltd. 1,100 12,557
Nippon Signal Co., Ltd. 400 2,987
#Nippon Steel Corp. 3,100 60,138
Nippon Thompson Co., Ltd. 2,600 10,418
Nippon Yakin Kogyo Co., Ltd. 100 2,791
Nipro Corp. 4,000 36,958
Nishi-Nippon Financial
Holdings, Inc. 3,100 49,457
Nishio Holdings Co., Ltd. 800 22,539
Nissan Chemical Corp. 100 3,284
#*Nissan Motor Co., Ltd. 6,400 13,676
Nissan Tokyo Sales Holdings
Co., Ltd. 300 993
Nissha Co., Ltd. 1,900 16,993
Nisshin Oillio Group, Ltd. (The) 100 3,422
Nisshin Seifun Group, Inc. 1,100 12,813
Nisshinbo Holdings, Inc. 3,800 24,291
Nissui Corp. 13,500 79,415
Niterra Co., Ltd. 300 10,414
Nitto Denko Corp. 2,400 50,091
Nitto Kogyo Corp. 1,100 24,413
Nitto Seiko Co., Ltd. 100 417
Nittoc Construction Co., Ltd. 200 1,580
NOF Corp. 100 2,009
Nojima Corp. 1,600 36,838
Nomura Holdings, Inc. 600 4,007
*Nomura Holdings, Inc.,
Sponsored ADR 7,700 51,205
Nomura Real Estate Holdings,
Inc. 5,200 29,052

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Nomura Research Institute,
Ltd. 1,900 $ 75,990
Noritake Co., Ltd. 100 2,867
Noritz Corp. 1,600 20,423
North Pacific Bank, Ltd. 5,900 25,718
NPR-RIKEN Corp. 100 1,694
NS Solutions Corp. 100 2,369
NSD Co., Ltd. 100 2,400
NSK, Ltd. 15,600 75,204
NTN Corp. 22,300 38,230
*Nxera Pharma Co., Ltd. 200 1,223
Oenon Holdings, Inc. 300 1,174
Ogaki Kyoritsu Bank, Ltd.
(The) 1,500 28,486
Oiles Corp. 100 1,431
Oji Holdings Corp. 7,400 36,347
Okabe Co., Ltd. 200 1,158
Okamura Corp. 100 1,583
Okasan Securities Group, Inc. 2,500 10,914
Oki Electric Industry Co., Ltd. 9,400 98,688
Okinawa Financial Group, Inc. 100 2,282
OKUMA Corp. 200 5,482
Okumura Corp. 100 2,967
Okuwa Co., Ltd. 300 1,854
Olympus Corp. 3,500 42,129
Ono Pharmaceutical Co., Ltd. 1,200 13,479
Onward Holdings Co., Ltd. 16,700 68,245
Open House Group Co., Ltd. 700 31,299
Optex Group Co., Ltd. 2,700 30,589
Optimus Group Co., Ltd. 400 978
Optorun Co., Ltd. 700 7,605
Oracle Corp. 300 32,702
Organo Corp. 500 31,363
Oriental Shiraishi Corp. 9,400 24,110
#OSAKA Titanium
Technologies Co., Ltd. 3,600 39,709
Osaki Electric Co., Ltd. 500 3,482
OSG Corp. 200 2,599
Otsuka Holdings Co., Ltd. 400 19,411
Pacific Industrial Co., Ltd. 1,900 26,222
PAL GROUP Holdings Co.,
Ltd. 100 3,349
PALTAC Corp. 400 11,501
Pan Pacific International
Holdings Corp. 3,600 121,256
Panasonic Holdings Corp. 5,700 54,559
Paramount Bed Holdings Co.,
Ltd., Class A 1,600 26,356
Park24 Co., Ltd. 300 3,817
Pegasus Co., Ltd. 100 382
Penta-Ocean Construction
Co., Ltd. 3,800 24,770
Persol Holdings Co., Ltd. 27,600 53,185
PHC Holdings Corp.,
Registered 600 3,708
PILLAR Corp. 500 12,990
Pilot Corp. 100 2,920
Press Kogyo Co., Ltd., Class B 5,900 23,483
Prestige International, Inc. 4,500 19,735
Shares Value
JAPAN — (Continued)
Prima Meat Packers, Ltd. 200 $ 3,176
Procrea Holdings, Inc. 100 1,020
PS Construction Co., Ltd.,
Registered 100 1,221
QB Net Holdings Co., Ltd. 100 799
Qol Holdings Co., Ltd. 2,200 29,602
Raito Kogyo Co., Ltd. 2,300 47,759
Raiznext Corp. 200 2,484
Raksul, Inc. 4,800 40,028
Rakus Co., Ltd. 300 4,665
*Rakuten Bank, Ltd. 100 4,704
*Rakuten Group, Inc. 3,600 18,467
Recruit Holdings Co., Ltd. 2,400 144,356
Relo Group, Inc. 700 8,107
Renesas Electronics Corp. 3,300 40,917
Rengo Co., Ltd. 7,500 43,795
#*RENOVA, Inc. 4,900 23,150
Resona Holdings, Inc. 6,600 60,915
Resonac Holdings Corp. 3,100 75,474
Resorttrust, Inc. 8,100 101,132
Restar Corp. 100 1,809
Retail Partners Co., Ltd. 200 1,918
Ricoh Co., Ltd. 3,100 27,407
Riken Technos Corp. 200 1,554
Riken Vitamin Co., Ltd. 100 1,916
Rinnai Corp. 100 2,485
Riso Kyoiku Co., Ltd. 1,000 1,435
Rohm Co., Ltd., Registered 3,400 43,106
Rorze Corp. 2,600 35,658
Round One Corp. 2,900 30,022
Royal Holdings Co., Ltd. 3,600 63,797
Ryobi, Ltd. 2,700 41,102
Ryohin Keikaku Co., Ltd. 3,200 152,457
S Foods, Inc. 100 1,772
#Saizeriya Co., Ltd. 900 31,935
Sakai Moving Service Co., Ltd. 100 1,782
Sakata INX Corp. 1,800 25,811
Sala Corp. 400 2,562
San Holdings, Inc. 100 1,066
San-A Co., Ltd., Class A 800 16,001
San-Ai Obbli Co., Ltd. 2,100 28,424
Sangetsu Corp. 200 4,000
San-In Godo Bank, Ltd. (The) 3,100 26,346
Sanki Engineering Co., Ltd. 100 2,967
Sanko Gosei, Ltd. 1,600 8,622
Sankyo Co., Ltd. 3,800 71,230
Sankyo Tateyama, Inc. 100 405
Sankyu, Inc. 200 11,800
Sanoh Industrial Co., Ltd. 300 1,395
Sanrio Co., Ltd. 100 4,135
Santen Pharmaceutical Co.,
Ltd., Registered 4,200 46,592
Sanwa Holdings Corp. 3,000 82,488
Sanyo Trading Co., Ltd. 100 1,003
Sato Corp. 100 1,423
Sawai Group Holdings Co.,
Ltd. 1,600 20,726
SBI Holdings, Inc. 100 3,762

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
SBS Holdings, Inc. 100 $ 2,140
SCREEN Holdings Co., Ltd. 600 47,762
Scroll Corp. 100 725
Sega Sammy Holdings, Inc. 1,700 35,074
Seibu Holdings, Inc. 2,700 75,925
Seikitokyu Kogyo Co., Ltd. 3,500 34,234
Seiko Epson Corp. 1,100 14,074
Seiko Group Corp. 700 19,698
Seiren Co., Ltd. 800 13,141
Sekisui Chemical Co., Ltd. 4,100 71,718
Sekisui House, Ltd. 1,500 31,765
Senko Group Holdings Co.,
Ltd. 3,600 48,703
Senshu Ikeda Holdings, Inc. 24,200 103,878
*Senshukai Co., Ltd. 300 482
Seria Co., Ltd. 100 1,866
Seven & i Holdings Co., Ltd. 9,900 131,368
Seven Bank, Ltd. 9,800 17,660
SG Holdings Co., Ltd. 2,700 30,167
*Sharp Corp. 100 477
Shibaura Machine Co., Ltd. 1,000 25,881
Shibaura Mechatronics Corp. 100 7,170
*SHIFT, Inc. 5,100 54,306
Shiga Bank, Ltd. (The) 100 4,060
Shikoku Bank, Ltd. (The) 800 6,677
#Shima Seiki Manufacturing,
Ltd. 2,900 20,503
Shimizu Corp. 3,500 39,083
Shin Nippon Biomedical
Laboratories, Ltd. 100 928
Shinagawa Refractories Co.,
Ltd. 200 2,294
Shin-Etsu Chemical Co., Ltd. 1,300 37,965
Shin-Etsu Polymer Co., Ltd. 400 4,776
Shinko Shoji Co., Ltd. 100 660
Shinmaywa Industries, Ltd. 3,400 41,253
Shinnihon Corp. 100 1,171
Ship Healthcare Holdings, Inc. 3,300 46,476
Shizuoka Financial Group, Inc. 200 2,382
Shizuoka Gas Co., Ltd. 2,300 17,315
SHO-BOND Holdings Co., Ltd. 400 12,838
Shoei Co., Ltd. 3,000 36,121
Showa Sangyo Co., Ltd. 100 2,017
SIGMAXYZ Holdings, Inc. 200 1,609
Siix Corp., Registered 3,500 28,768
Simplex Holdings, Inc. 600 16,446
Sinfonia Technology Co., Ltd. 100 6,386
Sinko Industries, Ltd. 1,000 8,585
SKY Perfect JSAT Holdings,
Inc. 2,800 26,736
Skylark Holdings Co., Ltd. 3,200 61,100
SMS Co., Ltd. 500 5,077
#Socionext, Inc. 1,200 23,164
Sodick Co., Ltd. 3,600 21,314
SoftBank Corp. 126,500 183,746
Sojitz Corp. 300 7,188
Solasto Corp. 6,600 18,858
Sompo Holdings, Inc. 3,100 92,117
Sony Group Corp. 18,100 442,833
Shares Value
JAPAN — (Continued)
S-Pool, Inc. 700 $ 1,498
Star Mica Holdings Co., Ltd. 2,700 17,941
Star Micronics Co., Ltd. 1,500 17,432
Starts Corp., Inc. 100 3,040
Starzen Co., Ltd. 200 1,563
Subaru Corp. 6,700 123,743
Sugi Holdings Co., Ltd.,
Registered 100 2,429
SUMCO Corp. 2,600 20,680
Sumida Corp. 3,800 26,083
Sumitomo Bakelite Co., Ltd. 900 26,457
Sumitomo Chemical Co., Ltd. 13,100 33,051
Sumitomo Corp. 200 5,130
Sumitomo Electric Industries,
Ltd. 6,300 157,317
Sumitomo Forestry Co., Ltd. 2,400 24,599
Sumitomo Heavy Industries,
Ltd. 500 11,183
Sumitomo Mitsui Construction
Co., Ltd. 6,600 26,225
Sumitomo Mitsui Financial
Group, Inc. 1,700 43,546
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 1,501 22,725
Sumitomo Mitsui Trust Group,
Inc. 2,900 76,636
Sumitomo Osaka Cement Co.,
Ltd. 1,000 26,340
Sumitomo Realty &
Development Co., Ltd. 3,000 110,475
Sumitomo Riko Co., Ltd. 500 6,369
Sumitomo Rubber Industries,
Ltd. 4,200 48,406
Sun Frontier Fudousan Co.,
Ltd. 1,700 24,038
Sundrug Co., Ltd. 100 2,978
Suruga Bank, Ltd. 3,100 28,838
Suzuken Co., Ltd. 100 3,801
Suzuki Motor Corp. 5,000 55,367
SWCC Corp., Class B 100 6,107
Sysmex Corp. 3,400 55,961
Systena Corp. 2,100 5,623
T&D Holdings, Inc. 2,500 61,746
Tachi-S Co., Ltd., Class S 2,700 32,150
Tadano, Ltd. 1,300 9,476
Taiheiyo Cement Corp. 3,000 74,036
Taiyo Holdings Co., Ltd. 100 4,405
Taiyo Yuden Co., Ltd. 1,400 26,578
Takara Bio, Inc. 400 2,355
Takara Holdings, Inc. 4,600 38,956
Takara Standard Co., Ltd. 200 3,430
Takashimaya Co., Ltd. 2,900 22,478
Takeda Pharmaceutical Co.,
Ltd. 3,200 89,305
Takeuchi Manufacturing Co.,
Ltd. 100 3,601
#Tama Home Co., Ltd. 100 2,376
Tamura Corp. 900 2,906
Tanseisha Co., Ltd. 3,200 28,216

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
TDC Soft, Inc. 200 $ 1,748
TDK Corp. 2,800 34,550
TechMatrix Corp. 3,100 44,699
TechnoPro Holdings, Inc. 4,200 134,349
Teijin, Ltd. 6,500 55,608
Tess Holdings Co., Ltd. 1,600 4,689
THK Co., Ltd. 3,200 90,751
TIS, Inc. 2,700 86,762
Toa Corp. 4,000 50,367
TOA ROAD Corp. 500 5,382
Toagosei Co., Ltd. 200 1,972
Tocalo Co., Ltd. 1,700 23,044
Tochigi Bank, Ltd. (The) 3,100 9,208
Toda Corp. 10,200 65,438
Toenec Corp. 1,400 12,428
Toho Bank, Ltd. (The) 5,200 12,784
#Toho Titanium Co., Ltd. 5,000 45,749
Tokai Carbon Co., Ltd. 6,800 46,788
Tokai Corp. 100 1,403
TOKAI Holdings Corp. 2,600 18,468
Tokai Rika Co., Ltd. 100 1,610
Tokai Tokyo Financial
Holdings, Inc. 7,000 25,489
Tokio Marine Holdings, Inc. 5,100 207,531
Tokuyama Corp. 1,500 32,533
Tokyo Electron Device, Ltd. 1,600 28,131
Tokyo Electron, Ltd. 400 72,640
Tokyo Kiraboshi Financial
Group, Inc. 100 4,366
Tokyo Seimitsu Co., Ltd. 400 25,383
Tokyo Steel Manufacturing
Co., Ltd. 200 2,101
Tokyo Tatemono Co., Ltd. 3,100 52,403
Tokyotokeiba Co., Ltd. 700 24,280
Tokyu Construction Co., Ltd. 5,700 39,276
Tokyu Fudosan Holdings Corp. 7,900 56,220
Toli Corp. 4,900 18,331
TOMONY Holdings, Inc. 15,600 63,646
Tomy Co., Ltd. 1,800 38,357
Topcon Corp. 3,100 67,873
Topre Corp. 1,300 17,941
Toray Industries, Inc. 4,800 33,107
Toridoll Holdings Corp., Class
A 100 2,962
Tosei Corp. 800 15,522
Toshiba TEC Corp. 100 2,010
Tosoh Corp. 5,100 77,282
Totech Corp. 200 3,811
Totetsu Kogyo Co., Ltd. 600 16,665
TOTO, Ltd. 500 12,927
Tow Co., Ltd. 200 421
Towa Bank, Ltd. (The) 300 1,537
#Towa Corp. 800 10,121
Towa Pharmaceutical Co., Ltd. 1,400 30,699
Toyo Corp. 200 2,035
Toyo Seikan Group Holdings,
Ltd. 100 2,084
Toyo Tanso Co., Ltd. 800 25,888
Toyo Tire Corp. 4,600 97,933
Shares Value
JAPAN — (Continued)
Toyobo Co., Ltd. 6,100 $ 39,722
Toyoda Gosei Co., Ltd. 400 8,521
Toyota Boshoku Corp. 800 11,440
Toyota Motor Corp. 27,000 483,774
Toyota Motor Corp.,
Sponsored ADR 90 16,107
Toyota Tsusho Corp. 2,200 50,741
Traders Holdings Co., Ltd. 100 797
Transaction Co., Ltd. 100 1,749
TRE Holdings Corp. 6,100 55,449
Trend Micro, Inc., Class B 2,200 134,899
Tri Chemical Laboratories, Inc. 400 9,183
Trusco Nakayama Corp. 1,700 24,885
#TRYT, Inc. 199 1,161
#Tsubaki Nakashima Co., Ltd. 4,000 9,329
Tsubakimoto Chain Co. 300 4,242
Tsuburaya Fields Holdings,
Inc. 100 1,548
Tsugami Corp. 900 12,481
Tsukishima Holdings Co., Ltd. 400 6,113
Tsukuba Bank, Ltd. 1,800 3,098
Tsumura & Co. 1,000 24,831
Tsurumi Manufacturing Co.,
Ltd. 500 13,040
UACJ Corp. 300 11,921
UBE Corp. 200 3,081
Uchida Yoko Co., Ltd. 100 6,897
Ulvac, Inc. 1,100 40,983
Unicharm Corp. 1,500 10,426
Unipres Corp. 1,400 9,954
United Arrows, Ltd. 2,700 39,416
United Super Markets
Holdings, Inc. 5,100 31,923
*Universal Entertainment Corp. 2,000 13,462
Urbanet Corp Co., Ltd. 400 1,340
Ushio, Inc. 1,900 23,445
USS Co., Ltd. 4,100 44,856
Valor Holdings Co., Ltd. 1,600 28,386
Vector, Inc. 2,600 19,177
Vertex Corp. 200 3,716
Vision, Inc. 5,000 36,945
*Visional, Inc. 300 23,672
Vital KSK Holdings, Inc. 100 844
VT Holdings Co., Ltd. 1,700 5,287
Wacom Co., Ltd. 13,700 59,809
Wakita & Co., Ltd. 900 10,519
Welcia Holdings Co., Ltd. 3,100 52,197
World Co., Ltd. 2,400 44,382
#*W-Scope Corp. 10,600 16,904
Xebio Holdings Co., Ltd. 1,500 11,153
Yahagi Construction Co., Ltd. 200 2,653
YAMABIKO Corp. 800 11,780
Yamada Holdings Co., Ltd. 5,100 15,639
Yamagata Bank, Ltd. (The) 100 1,017
Yamaguchi Financial Group,
Inc. 700 7,996
Yamaha Motor Co., Ltd. 9,400 68,301
Yamaichi Electronics Co., Ltd. 800 15,442

Dimensional International Vector Equity ETF
continued
Shares Value
JAPAN — (Continued)
Yamanashi Chuo Bank, Ltd.
(The) 100 $ 1,871
Yamazaki Baking Co., Ltd. 3,000 64,766
Yamazen Corp. 400 3,564
Yellow Hat, Ltd. 3,900 41,334
Yokogawa Bridge Holdings
Corp. 1,800 32,078
Yokogawa Electric Corp. 1,500 40,157
Yokohama Rubber Co., Ltd.
(The) 300 8,671
#Yokorei Co., Ltd. 3,100 21,711
Yokowo Co., Ltd. 100 1,049
#Yondenko Corp. 100 889
Yonex Co., Ltd. 200 3,963
#Yoshinoya Holdings Co., Ltd. 500 10,917
Yuasa Trading Co., Ltd. 700 21,884
Yukiguni Factory Co., Ltd. 100 749
Yurtec Corp. 2,100 34,550
Zacros Corp. 800 20,997
Zenrin Co., Ltd. 500 3,681
Zensho Holdings Co., Ltd. 100 5,313
Zeon Corp. 4,100 43,835
ZERIA Pharmaceutical Co.,
Ltd. 100 1,390
ZIGExN Co., Ltd. 700 2,372
ZOZO, Inc., Class B 700 6,954
TOTAL JAPAN 23,360,943
NETHERLANDS — (3.4%)
Aalberts NV, Registered 1,810 58,337
ΩABN AMRO Bank NV, Class
CV 3,169 91,982
Acomo NV 342 8,709
Ω*Adyen NV 27 46,682
Aegon, Ltd.- NYS 11,035 78,349
*AFC Ajax NV 8 89
Akzo Nobel NV 1,153 72,687
Ω#*Alfen N.V. 976 12,131
Allfunds Group PLC 5,068 35,383
AMG Critical Materials NV 568 16,122
APERAM SA 837 24,793
Arcadis NV 449 22,478
#ArcelorMittal SA- NYS 1,645 52,031
ASM International NV 160 78,287
ASML Holding NV, Class B,
Sponsored NVDR 630 437,667
ASR Nederland NV, Class B 2,244 149,889
ΩB&S Group Sarl 428 2,880
Ω*Basic-Fit NV, Registered 2,423 68,832
BE Semiconductor Industries
NV 32 4,362
#Brunel International NV,
Registered 56 586
*CM.com NV 21 127
Coca-Cola Europacific
Partners PLC 808 79,810
Corbion NV 1,151 21,974
*Flow Traders, Ltd. 1,615 48,429
ForFarmers NV 1,490 6,446
Shares Value
NETHERLANDS — (Continued)
Fugro NV 1,473 $ 21,158
HAL Trust 296 42,213
Havas NV 3,064 4,964
Heineken NV 844 66,712
IMCD NV 385 42,443
ING Groep NV 4,186 98,169
*InPost SA 3,953 57,098
JDE Peet's NV 1,067 31,850
Ω*Just Eat Takeaway.com NV 426 9,771
Kendrion NV 317 3,911
Koninklijke Ahold Delhaize NV 6,188 245,052
Koninklijke BAM Groep NV 7,710 67,772
Koninklijke Heijmans N.V. 750 48,071
Koninklijke KPN NV 49,098 220,284
Koninklijke Philips NV 2,578 68,160
#Koninklijke Philips NV- NYS 2,246 58,845
Koninklijke Vopak NV 1,600 76,694
Nedap NV 96 9,647
NN Group NV 2,710 183,497
OCI NV 440 3,686
#PostNL NV 8,645 9,484
*Prosus NV, Class N 348 20,011
Randstad NV 1,694 81,122
SBM Offshore NV 2,412 63,108
ΩSignify NV 2,116 51,101
Sligro Food Group NV 576 7,318
TKH Group NV 1,433 59,307
Universal Music Group NV 4,153 120,638
Van Lanschot Kempen NV 694 45,514
Wolters Kluwer NV 1,530 239,383
TOTAL NETHERLANDS 3,476,045
NEW ZEALAND — (0.2%)
a2 Milk Co., Ltd. (The) 99 515
AFT Pharmaceuticals, Ltd. 28 45
Air New Zealand, Ltd. 28,297 9,689
Auckland International Airport,
Ltd. 1,504 6,686
Briscoe Group, Ltd. 48 173
#Channel Infrastructure NZ,
Ltd. 11,138 13,874
Chorus, Ltd. 3,460 17,801
Colonial Motor Co., Ltd. (The),
Class B 24 101
Contact Energy, Ltd. 3,693 19,861
EBOS Group, Ltd. 399 9,634
Fisher & Paykel Healthcare
Corp., Ltd. 298 6,474
*Fletcher Building, Ltd. 10,254 18,402
Freightways Group, Ltd. 2,039 13,422
Genesis Energy, Ltd. 8,035 11,289
Hallenstein Glasson Holdings,
Ltd. 272 1,397
#Heartland Group Holdings,
Ltd., Class B 20,140 9,631
Infratil, Ltd. 805 5,527
*KMD Brands, Ltd. 1,492 225
Mainfreight, Ltd. 358 12,512
Mercury NZ, Ltd. 547 2,001

Dimensional International Vector Equity ETF
continued
Shares Value
NEW ZEALAND — (Continued)
Meridian Energy, Ltd. 928 $ 3,123
#Napier Port Holdings, Ltd. 160 296
#NZME, Ltd. 348 234
NZX, Ltd. 2,126 1,920
*Oceania Healthcare, Ltd. 11,238 4,578
Port of Tauranga, Ltd. 455 1,869
Restaurant Brands New
Zealand, Ltd. 76 130
*Ryman Healthcare, Ltd. 7,217 10,651
Sanford, Ltd. 124 417
Scales Corp., Ltd. 1,413 3,937
Skellerup Holdings, Ltd., Class
A 2,910 8,177
SKY Network Television, Ltd. 838 1,529
*SKYCITY Entertainment
Group, Ltd. 12,336 7,428
Spark New Zealand, Ltd. 10,764 15,442
Summerset Group Holdings,
Ltd. 5,092 34,359
#Tourism Holdings, Ltd. 477 594
TOWER, Ltd. 3,838 3,942
Turners Automotive Group,
Ltd. 199 805
TOTAL NEW ZEALAND 258,690
NORWAY — (0.7%)
2020 Bulkers, Ltd. 502 6,242
AF Gruppen ASA 55 843
Akastor ASA 493 583
Aker ASA, A Shares 34 2,355
Aker BioMarine ASA 20 155
Aker BP ASA 3,183 77,399
Aker Solutions ASA 2,667 7,991
Archer, Ltd. 176 406
Austevoll Seafood ASA 831 7,710
#*BEWi ASA 68 147
BLUENORD ASA 302 14,552
Bonheur ASA 209 4,873
Borregaard ASA 12 233
Bouvet ASA 1,272 9,330
*BW Energy, Ltd. 154 534
Ω#BW LPG, Ltd. 1,128 15,070
ΩBW LPG, Ltd. 162 2,186
BW Offshore, Ltd. 1,479 5,022
*Cadeler A/S 117 621
*Cadeler A/S, ADR 112 2,348
*Cloudberry Clean Energy
ASA 1,857 2,464
DNB Bank ASA 1,364 34,758
DNO ASA 5,312 7,333
DOF Group ASA 301 2,779
ΩElkem ASA 3,470 8,131
ΩElmera Group ASA 1,078 3,566
Elopak ASA 99 483
Equinor ASA 4,067 105,770
#Equinor ASA, Sponsored
ADR 137 3,528
ΩEuropris ASA 752 7,109
#FLEX LNG, Ltd. 18 451
Shares Value
NORWAY — (Continued)
Frontline PLC 697 $ 12,974
Golden Ocean Group, Ltd. 1,100 9,148
#*Grieg Seafood ASA 2,434 16,351
Hafnia, Ltd. 2,002 11,113
Himalaya Shipping, Ltd. 93 634
Hoegh Autoliners ASA 1,139 11,563
ΩKid ASA 814 11,593
Kitron ASA 115 707
ΩKlaveness Combination
Carriers ASA 572 3,901
*Kongsberg Automotive ASA 10,897 1,577
Kongsberg Gruppen ASA 17 512
Leroy Seafood Group ASA 54 247
*LINK Mobility Group Holding
ASA 5,285 16,969
Magnora ASA 81 187
MORROW BANK ASA 2,052 2,432
Mowi ASA 20 376
MPC Container Ships ASA 10,531 19,484
ΩMulticonsult ASA 87 1,809
#*NEL ASA 33,026 8,522
Norsk Hydro ASA 1,785 10,675
Ω*Norske Skog ASA 3,009 6,870
*Northern Ocean, Ltd. 228 136
Odfjell Drilling, Ltd. 2,572 18,490
Odfjell SE, A Shares 220 2,727
Odfjell Technology, Ltd., Class
B 56 272
*OKEA ASA 136 231
ΩOkeanis Eco Tankers Corp. 114 2,697
Panoro Energy ASA 5,568 13,118
Pareto Bank ASA 563 5,097
Rana Gruber ASA 640 4,470
Rogaland Sparebank, Class B 20 276
*Salmon Evolution ASA 1,569 886
*SATS ASA 834 3,192
Ω*Scatec ASA 1,644 16,434
Sea1 Offshore, Inc. 724 1,917
Ω#*Shelf Drilling, Ltd. 2,827 2,494
Solstad Maritime Holding AS 115 278
*Solstad Offshore ASA, Class
A 1,469 7,193
SpareBank 1 Helgeland 16 294
SpareBank 1 Oestlandet 446 8,355
SpareBank 1 Sor-Norge ASA 764 13,464
Sparebanken More 153 1,575
Stolt-Nielsen, Ltd., Class R 318 9,376
Storebrand ASA, Class B 3,327 47,610
Subsea 7 SA 1,997 39,151
Telenor ASA 751 11,579
TGS ASA 1,382 10,271
Var Energi ASA 1,878 6,506
Veidekke ASA 997 15,981
Wallenius Wilhelmsen ASA 976 8,804
Wilh Wilhelmsen Holding ASA,
A Shares 113 5,231
Yara International ASA 225 8,396

Dimensional International Vector Equity ETF
continued
Shares Value
NORWAY — (Continued)
Zalaris ASA 16 $ 117
TOTAL NORWAY 749,234
PORTUGAL — (0.3%)
#Altri SGPS SA 1,470 8,042
Banco Comercial Portugues
SA, Class R 57,994 47,897
Corticeira Amorim SGPS SA 110 982
CTT-Correios de Portugal SA 892 7,555
EDP Renovaveis SA 1,617 19,063
Galp Energia SGPS SA, Class
B 3,847 73,597
Ibersol SGPS SA 90 964
Jeronimo Martins SGPS SA 5 123
Mota-Engil SGPS SA 1,427 7,340
Navigator Co. SA (The), Class
B 11,824 41,953
NOS SGPS SA 9,742 40,364
Semapa-Sociedade de
Investimento e Gestao 230 4,517
Sonae SGPS SA 19,293 27,911
*Teixeira Duarte SA 192 88
TOTAL PORTUGAL 280,396
SINGAPORE — (1.0%)
*AEM Holdings, Ltd. 15,000 18,730
Aztech Global, Ltd. 3,300 1,692
Banyan Tree Holdings, Ltd. 1,400 691
BRC Asia, Ltd. 100 277
Bukit Sembawang Estates,
Ltd. 400 1,320
China Aviation Oil Singapore
Corp., Ltd. 8,200 7,079
City Developments, Ltd. 4,100 19,467
*COSCO SHIPPING
International Singapore Co.,
Ltd. 55,000 5,257
CSE Global, Ltd. 17,488 8,762
DBS Group Holdings, Ltd. 3,200 118,173
Delfi, Ltd. 1,400 906
DFI Retail Group Holdings,
Ltd. 400 1,384
Far East Orchard, Ltd. 500 443
First Resources, Ltd. 13,500 15,817
Food Empire Holdings, Ltd.,
Registered 700 1,268
Frasers Property, Ltd. 800 580
Frencken Group, Ltd. 6,200 7,933
*Fu Yu Corp., Ltd. 4,500 371
Genting Singapore, Ltd. 49,300 27,930
Geo Energy Resources, Ltd. 20,800 5,451
Golden Agri-Resources, Ltd. 104,500 20,540
GuocoLand, Ltd. 600 782
Ho Bee Land, Ltd. 600 939
Hong Fok Corp., Ltd. 6,100 3,808
Hong Leong Asia, Ltd. 6,300 7,964
Hongkong Land Holdings, Ltd. 3,200 19,360
Hotel Grand Central, Ltd. 300 169
Hour Glass, Ltd. (The) 600 930
Shares Value
SINGAPORE — (Continued)
Hutchison Port Holdings Trust,
Class U 65,900 $ 13,180
iFAST Corp., Ltd. 400 2,794
ISDN Holdings, Ltd. 16,300 4,649
Keppel, Ltd. 5,300 34,602
LHN, Ltd. 400 244
Marco Polo Marine, Ltd. 66,700 2,982
Mewah International, Inc.,
Class B 500 102
Micro-Mechanics Holdings,
Ltd., Class B 100 142
Nanofilm Technologies
International, Ltd. 4,500 2,550
OKP Holdings, Ltd. 600 437
Olam Group, Ltd. 16,500 13,227
OUE, Ltd. 700 604
Oversea-Chinese Banking
Corp., Ltd. 6,400 83,222
*Oxley Holdings, Ltd. 3,400 296
Pan-United Corp., Ltd., Class
A 600 458
Propnex, Ltd. 1,400 1,489
Q&M Dental Group Singapore,
Ltd. 600 182
QAF, Ltd. 500 341
*Rex International Holding, Ltd. 11,200 1,701
Riverstone Holdings, Ltd. 8,400 4,565
SATS, Ltd. 5,300 12,991
Seatrium, Ltd. 15,700 27,470
Sembcorp Industries, Ltd. 6,600 39,477
Sheng Siong Group, Ltd. 12,500 20,234
Sing Holdings, Ltd. 200 65
Singapore Airlines, Ltd. 18,100 94,870
Singapore Exchange, Ltd. 3,300 40,698
Singapore Land Group, Ltd. 800 1,646
Singapore Technologies
Engineering, Ltd. 11,400 77,063
Singapore
Telecommunications, Ltd. 300 897
StarHub, Ltd. 9,500 9,007
Straits Trading Co., Ltd. 528 655
Tiong Woon Corp. Holding,
Ltd. 200 121
Tuan Sing Holdings, Ltd. 2,786 612
United Overseas Bank, Ltd. 3,200 89,265
UOB-Kay Hian Holdings, Ltd. 3,015 5,461
UOL Group, Ltd. 5,000 26,516
Venture Corp., Ltd. 3,100 30,872
Vicom, Ltd. 200 247
Wee Hur Holdings, Ltd. 18,300 9,098
Wilmar International, Ltd. 6,200 14,098
Wing Tai Holdings, Ltd. 4,400 4,612
Yangzijiang Shipbuilding
Holdings, Ltd. 23,600 46,569
TOTAL SINGAPORE 1,018,334
SOUTH AFRICA — (0.0%)
*Valterra Platinum, Ltd. 491 21,962
TOTAL SOUTH AFRICA 21,962

Dimensional International Vector Equity ETF
continued
Shares Value
SPAIN — (2.5%)
Acciona SA 384 $ 73,925
Acerinox SA 3,931 45,577
ACS Actividades de
Construccion y Servicios SA 1,286 88,902
ΩAedas Homes SA 26 629
ΩAena SME SA 3,560 96,140
Amadeus IT Group SA 2,419 194,969
Atresmedia Corp. de Medios
de Comunicacion SA 1,885 10,701
Audax Renovables SA 2,776 4,594
Azkoyen SA 16 160
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 17,368 290,567
Banco Santander SA 17,311 149,312
Bankinter SA 13,995 200,224
CaixaBank SA 14,663 138,455
CIE Automotive SA 598 18,035
Construcciones y Auxiliar de
Ferrocarriles SA 425 25,829
Corp ACCIONA Energias
Renovables SA 197 5,317
Ebro Foods SA 1,356 26,601
Elecnor SA 693 18,957
Enagas SA 472 7,085
#*Ence Energia y Celulosa SA 972 3,070
Endesa SA 2,566 74,451
Ferrovial SE 345 17,730
ΩGestamp Automocion SA 4,645 17,576
ΩGlobal Dominion Access SA 2,016 7,787
Grifols SA 3,975 59,691
Grupo Catalana Occidente SA 492 27,536
Grupo Empresarial San Jose
SA 67 469
Iberdrola SA 2,827 49,683
Iberpapel Gestion SA 30 680
Indra Sistemas SA 1,079 44,879
Industria de Diseno Textil SA 2,528 121,263
Laboratorios Farmaceuticos
Rovi SA 8 496
Logista Integral SA, Class R 700 22,241
Mapfre SA 24,585 100,511
Melia Hotels International SA 1,959 17,489
Miquel y Costas & Miquel SA 40 648
Naturgy Energy Group SA 96 3,019
ΩNeinor Homes SA 52 1,016
*Obrascon Huarte Lain SA 14,723 5,561
ΩProsegur Cash SA 4,241 3,645
Renta 4 Banco SA 16 328
Repsol SA 10,830 164,611
Sacyr SA 9,969 40,962
*Solaria Energia y Medio
Ambiente SA 1,334 17,207
*Tecnicas Reunidas SA 844 20,885
Telefonica SA 41,615 215,479
Tubacex SA 2,682 11,250
*Tubos Reunidos SA 620 377
ΩUnicaja Banco SA 18,480 48,775
Vidrala SA 263 28,446
Shares Value
SPAIN — (Continued)
Viscofan SA 516 $ 35,435
TOTAL SPAIN 2,559,175
SWEDEN — (2.7%)
ΩAcadeMedia AB 4,875 44,805
AddLife AB, Class B 100 1,772
Addnode Group AB 455 5,240
AddTech AB, B Shares 882 29,822
AFRY AB 1,504 23,377
Alfa Laval AB 550 24,035
ΩAlimak Group AB 1,308 22,488
Alleima AB 3,355 23,840
Alligo AB, Class B 108 1,162
ΩAmbea AB, Class B 3,616 45,608
AQ Group AB 140 2,867
Arise AB 68 239
Arjo AB, Class B 5,561 19,521
*Asmodee Group AB, Class B 1,376 17,432
Assa Abloy AB, Class B 1,458 48,372
Atlas Copco AB, Class A 3,410 52,199
Atlas Copco AB, Class B 1,648 22,399
ΩAttendo AB 6,075 42,762
Avanza Bank Holding AB 705 26,135
Axfood AB 608 18,197
Beijer Alma AB, Class B 438 11,848
Bergman & Beving AB 497 16,041
Betsson AB, Class B 3,243 55,192
#*Better Collective A/S 647 9,162
*BHG Group AB 11,000 26,283
*BICO Group AB 215 805
Bilia AB, A Shares 1,851 21,829
Billerud Aktiebolag 3,572 30,469
Bjorn Borg AB 32 190
*Boliden AB 1,381 42,577
*Bonava AB, B Shares 548 645
Ω*Boozt AB, Class A 951 8,502
ΩBravida Holding AB 3,322 31,280
BTS Group AB, B Shares 42 891
Bulten AB 32 194
Byggmax Group AB 1,655 9,886
Catella AB 92 280
Cellavision AB 13 233
*Cint Group AB 6,117 4,488
Clas Ohlson AB, B Shares 835 29,174
Cloetta AB, B Shares 4,656 15,037
Coinshares International, Ltd. 253 2,800
ΩCoor Service Management
Holding AB 2,728 12,886
*CTEK AB 92 137
CTT Systems AB 12 270
ΩDometic Group AB 4,281 21,791
Ω*Dustin Group AB 56,386 9,261
*Dynavox Group AB 912 11,830
Eastnine AB 317 1,536
*Electrolux AB, Class B 6,112 37,462
Electrolux Professional AB,
Class B 261 1,781
Elekta AB, Class B 5,065 25,076
*Embracer Group AB 358 3,726

Dimensional International Vector Equity ETF
continued
Shares Value
SWEDEN — (Continued)
*Enea AB 36 $ 273
Eolus Vind AB, Class B 44 244
Ependion AB, Class B 76 919
Epiroc AB, Class A 1,159 23,697
Epiroc AB, Class B 1,477 26,605
Essity AB, Class B 1,307 32,341
Evolution AB 289 25,833
Ework Group AB 16 174
Fagerhult Group AB 1,645 6,405
Fenix Outdoor International AG 8 412
G5 Entertainment AB 32 346
*GARO AB 72 152
Getinge AB, B Shares 868 17,174
Granges AB 1,487 20,051
Ω*Green Landscaping Group
AB 64 367
H & M Hennes & Mauritz AB,
Class B 1,734 23,514
Hanza AB 552 6,301
Hemnet Group AB 656 19,008
*Hexatronic Group AB 10,121 21,663
Hexpol AB 1,783 15,428
Holmen AB, B Shares 32 1,193
Humana AB 528 2,018
Husqvarna AB, B Shares 2,874 15,678
Indutrade AB 156 3,810
Instalco AB 5,059 13,322
*International Petroleum Corp. 1,811 30,394
INVISIO AB 675 21,959
Inwido AB 1,131 21,149
*ITAB Shop Concept AB 132 235
JM AB 1,197 17,244
Kabe Group AB, Class B 8 211
KNOW IT AB 667 7,996
Lagercrantz Group AB, B
Shares 1,293 30,179
Lime Technologies AB 31 1,210
Lindab International AB 213 4,496
Loomis AB 1,242 49,325
Medicover AB, Class B 438 12,341
MEKO AB 1,164 10,221
Midsona AB, Class B 132 108
*Modern Times Group MTG
AB, Class B 2,707 27,958
Momentum Group AB 505 8,041
ΩMunters Group AB 2,028 28,675
Mycronic AB 1,127 24,607
*NCAB Group AB, Class B 114 620
NCC AB, Class B 1,733 32,992
Nederman Holding AB 36 628
*Net Insight AB, Class B 694 288
New Wave Group AB, Class B 1,419 17,098
Nilorngruppen AB, Class B 12 69
*Nobia AB 1,072 498
Nolato AB, Class B 4,552 27,075
Nordnet AB (publ), Registered 749 20,337
*Norion Bank AB 1,673 10,748
Note AB, Registered 876 17,206
Shares Value
SWEDEN — (Continued)
#*Orron Energy ab 6,555 $ 3,385
*Ovzon AB 96 411
Peab AB, Class B 2,789 21,061
Proact IT Group AB 699 6,990
Ratos AB, B Shares 5,691 20,257
RaySearch Laboratories AB 737 25,410
Rejlers AB 156 3,178
*Rottneros AB 329 101
Rusta AB 73 573
RVRC Holding AB 1,565 7,145
Sandvik AB 1,560 38,233
Scandi Standard AB 1,039 10,092
ΩScandic Hotels Group AB 2,134 17,798
*Sdiptech AB 1,415 28,590
Sectra AB, Class B 697 25,924
Securitas AB, Class B 3,646 54,355
Ω*Sinch AB 7,909 27,366
*Sivers Semiconductors AB 1,170 433
Skandinaviska Enskilda
Banken AB, Class A 3,370 59,183
Skanska AB, Class B 1,143 26,713
SKF AB, B Shares 2,203 51,623
SkiStar AB 533 8,443
Softronic AB, Class B 52 126
Solid Forsakring AB 36 274
#SSAB AB, Class B 7,373 41,927
*Stillfront Group AB 6,609 3,443
Storskogen Group AB, Class B 20,436 23,891
Svenska Cellulosa AB SCA,
Class B 3,031 38,152
Svenska Handelsbanken AB,
Class A 1,438 17,637
Sweco AB, Class B 972 15,367
Swedbank AB, Class A 1,455 38,925
*Swedish Orphan Biovitrum
AB, Class A 69 1,906
Synsam AB 2,919 16,001
Systemair AB 156 1,510
Tele2 AB, B Shares 4,824 74,784
Telefonaktiebolaget LM
Ericsson, Class B 16,054 117,348
Telia Co. AB 16,095 57,076
TF Bank AB 255 3,532
Trelleborg AB, Class B 102 3,723
Troax Group AB, Class B 58 815
Truecaller AB, Class B 1,926 9,670
VBG Group AB, Class B 528 15,245
*Vestum AB 520 514
*Viaplay Group AB 2,672 245
Vitec Software Group AB, B
Shares 154 6,006
Vitrolife AB 197 2,907
Volati AB 28 310
Volvo AB, Class A 1,644 47,333
Volvo AB, Class B 8,058 232,168
#*Volvo Car AB, Class B 6,987 13,437
TOTAL SWEDEN 2,838,206

Dimensional International Vector Equity ETF
continued
Shares Value
SWITZERLAND — (6.9%)
ABB, Ltd., Registered 1,462 $ 96,356
Accelleron Industries AG 1,484 135,873
#Alcon AG, ADR 1,835 160,654
Allreal Holding AG, Registered 562 127,342
ALSO Holding AG, Registered 42 12,749
*ams-OSRAM AG 3,331 44,547
APG SGA SA 14 3,914
*Aryzta AG 880 83,118
Ascom Holding AG, Registered 1,115 5,637
Autoneum Holding AG 122 21,694
Avolta AG 2,415 126,750
Baloise Holding AG,
Registered 389 93,556
Banque Cantonale de Geneve,
Class BR 24 7,123
Banque Cantonale Vaudoise,
Registered 757 87,861
#Barry Callebaut AG,
Registered 8 9,817
*Basilea Pharmaceutica Ag
Allschwil, Registered 30 2,143
Bell Food Group AG 62 19,699
Bellevue Group AG, Class BR 163 1,574
Berner Kantonalbank AG,
Registered 107 33,468
Bossard Holding AG,
Registered, Class A 237 50,432
Bucher Industries AG,
Registered 136 64,479
Burckhardt Compression
Holding AG 47 42,020
Burkhalter Holding AG 97 17,488
Bystronic AG 7 3,470
Calida Holding AG, Registered 136 2,405
Cembra Money Bank AG 271 30,486
*Cicor Technologies, Ltd.,
Registered 80 19,900
Cie Financiere Richemont SA,
Registered 663 108,915
Cie Financiere Tradition SA,
Class BR 174 50,568
Clariant AG, Registered 2,734 28,281
Coltene Holding AG,
Registered 35 2,254
COSMO Pharmaceuticals NV 432 31,121
#CPH Group AG 11 1,024
Daetwyler Holding AG, Class
BR 63 11,265
DKSH Holding AG 668 46,560
#*DocMorris AG 1,176 11,151
dormakaba Holding AG 32 31,013
EFG International AG 3,142 62,449
Emmi AG, Registered 32 29,200
#*Feintool International
Holding AG, Registered 231 3,485
Flughafen Zurich AG,
Registered 392 111,028
Forbo Holding AG, Registered 57 54,399
ΩGalenica AG 812 86,395
Shares Value
SWITZERLAND — (Continued)
Geberit AG, Registered 201 $ 154,453
Georg Fischer AG, Registered 979 77,097
Glarner Kantonalbank 126 3,305
Helvetia Holding AG,
Registered 235 56,808
Holcim AG 1,867 149,397
Huber + Suhner AG,
Registered 196 26,309
Implenia AG, Registered 320 21,674
Interroll Holding AG, Class R 8 22,560
Investis Holding SA 85 13,137
Julius Baer Group, Ltd.,
Registered 1,420 96,561
Jungfraubahn Holding AG,
Registered 150 37,498
*Komax Holding AG, Class R 36 4,947
*Kudelski SA, Class BR 260 480
Kuehne + Nagel International
AG, Class R 142 29,071
Lastminute.com NV 71 1,421
Liechtensteinische
Landesbank AG, Class B 232 24,827
Luzerner Kantonalbank AG,
Registered 559 50,527
ΩMedmix AG 96 1,414
Meier Tobler Group AG 16 716
*Meyer Burger Technology
AG, Class A 96 89
Mikron Holding AG, Registered 36 811
Mobimo Holding AG,
Registered 245 96,093
Ω*Montana Aerospace AG 219 7,659
Naturenergie Holding AG,
Class B 319 12,963
Nestle SA, Registered 6,135 537,157
Novartis AG, Class B,
Sponsored ADR 6,620 752,959
Novartis AG, Registered 161 18,674
OC Oerlikon Corp. AG
Pfaffikon 9,400 46,164
#*Orior AG 155 2,340
Partners Group Holding AG 66 89,525
#Rieter Holding AG,
Registered 4 305
Roche Holding AG, Class A 1,604 507,836
Roche Holding AG, Class BR 120 40,313
Sandoz Group AG 3,240 186,448
*Santhera Pharmaceuticals
Holding AG, Registered 157 2,881
Schindler Holding AG,
Registered 41 14,465
Schweiter Technologies AG,
Registered 20 9,322
SFS Group AG 291 37,842
SGS SA, Registered 989 100,843
Siegfried Holding AG,
Registered 474 53,409
SIG Group AG 4,925 80,057
Sika AG, Registered 96 22,769

Dimensional International Vector Equity ETF
continued
Shares Value
SWITZERLAND — (Continued)
Softwareone Holding AG 1,272 $ 10,432
Sonova Holding AG 193 52,834
St. Galler Kantonalbank AG,
Registered 96 58,696
Stadler Rail AG 1,208 32,132
Sulzer AG, Registered 407 78,789
Swatch Group AG (The), Class
BR 241 43,003
#Swatch Group AG (The),
Registered 128 4,694
Swiss Life Holding AG,
Registered 177 184,356
Swiss Prime Site AG,
Registered 1,114 154,469
Swiss Re AG, Registered 1,088 195,949
Swisscom AG, Registered 175 121,867
Swissquote Group Holding SA,
Registered 122 81,804
Tecan Group AG, Class R 128 25,535
Temenos AG, Registered 358 32,249
TX Group AG 84 22,861
*u-blox Holding AG 307 38,411
UBS Group AG, ADR 4,144 154,696
Valiant Holding AG 795 125,508
Vaudoise Assurances Holding
SA 32 24,747
Vetropack Holding AG 339 12,565
Vontobel Holding AG, Class R 974 71,246
VP Bank AG, Class A 86 8,218
V-ZUG Holding AG 59 3,807
Walliser Kantonalbank,
Registered 20 3,103
Zehnder Group AG,
Registered 412 36,530
Zug Estates Holding AG, Class
B 8 21,082
Zurich Insurance Group AG 223 152,850
TOTAL SWITZERLAND 7,119,222
UNITED KINGDOM — (10.6%)
4imprint Group PLC 372 17,698
Admiral Group PLC 1,564 70,743
ΩAirtel Africa PLC 14,638 39,556
AJ Bell PLC 4,092 29,160
Anglo American PLC 4,236 120,410
*Anglo American PLC 4,393 124,989
Antofagasta PLC 1,596 39,643
Ashtead Group PLC 4,092 274,980
Associated British Foods PLC 1,404 40,838
AstraZeneca PLC 242 36,265
AstraZeneca PLC, Sponsored
ADR 7,712 563,670
ΩAuto Trader Group PLC 5,708 63,254
Aviva PLC 6,648 57,061
B&M European Value Retail
SA 6,486 19,261
Babcock International Group
PLC 4,459 61,309
Balfour Beatty PLC,
Registered 8,329 59,850
Shares Value
UNITED KINGDOM — (Continued)
Barclays PLC 62,514 $ 307,168
Barratt Redrow PLC,
Registered 7,398 36,625
Beazley PLC 12,357 146,274
Bellway PLC 1,536 50,613
Berkeley Group Holdings PLC,
Registered 875 42,264
BP PLC, Sponsored ADR 5,971 191,968
Breedon Group PLC 4,215 20,226
ΩBridgepoint Group PLC 1,404 6,090
British American Tobacco
PLC, Sponsored ADR 2,554 137,099
BT Group PLC, Registered 106,491 291,855
Bunzl PLC 431 12,856
*Burberry Group PLC 7,642 130,508
Canal+ SA 4,783 15,254
*Carnival PLC, Sponsored
ADR 915 24,888
Centrica PLC 48,689 106,056
Coats Group PLC 22,748 22,277
Coca-Cola HBC AG 1,185 61,880
Compass Group PLC 3,964 139,799
Computacenter PLC 1,249 37,950
DCC PLC 1,153 72,629
#Diageo PLC, Sponsored ADR 330 32,323
Drax Group PLC 14,772 138,306
Dunelm Group PLC 1,564 25,168
Energean PLC 2,525 30,591
Entain PLC, Class B 9,334 126,239
Experian PLC 5,925 313,947
*Frasers Group PLC 781 7,116
Fresnillo PLC 3,562 65,993
Games Workshop Group PLC 404 87,091
Glencore PLC 4,929 19,878
Grafton Group PLC, Class A 3,215 37,866
Grainger PLC 12,357 33,604
Greggs PLC 330 6,900
GSK PLC 2,513 47,157
GSK PLC, Class B, ADR 5,423 201,464
Harbour Energy PLC 6,836 18,020
Hays PLC 28,931 24,426
Hiscox, Ltd. 5,708 97,593
Howden Joinery Group PLC 6,395 74,473
HSBC Holdings PLC,
Registered 34,431 420,466
IG Group Holdings PLC 3,049 45,594
IMI PLC 3,498 102,858
Imperial Brands PLC 7,845 306,674
Inchcape PLC 5,496 51,057
International Workplace Group
PLC 9,174 26,879
Intertek Group PLC 1,404 91,784
ITV PLC 53,899 58,702
J Sainsbury PLC 17,136 68,802
JD Sports Fashion PLC 11,670 13,198
Johnson Matthey PLC 2,329 54,491
Kingfisher PLC 25,930 92,820
Lancashire Holdings, Ltd. 4,153 34,404

Dimensional International Vector Equity ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Legal & General Group PLC,
Class B 31,523 $ 107,126
Lion Finance Group PLC 781 78,704
Lloyds Banking Group PLC 251,605 259,043
Man Group PLC 19,999 43,642
Marks & Spencer Group PLC 19,289 88,831
*Mitchells & Butlers PLC 5,242 19,181
Mitie Group PLC 19,947 37,167
NatWest Group PLC 31,119 217,025
Next PLC 749 122,015
OSB Group PLC 7,430 54,669
Persimmon PLC 3,774 57,185
Pets at Home Group PLC 7,802 23,623
Phoenix Group Holdings PLC,
Registered 6,119 53,768
Playtech PLC, Registered,
Class A 1,776 9,354
Plus500, Ltd. 1,703 75,858
Premier Foods PLC 12,389 31,609
Prudential PLC, Sponsored
ADR 3,002 76,611
Reckitt Benckiser Group PLC 6,553 491,870
RELX PLC, Sponsored ADR 3,066 159,095
RHI Magnesita NV, Registered 283 8,970
Rightmove PLC 6,238 67,576
Rio Tinto PLC 379 22,587
Rio Tinto PLC, Sponsored
ADR 2,540 151,816
RS GROUP PLC 1,308 9,676
Sage Group PLC (The) 5,131 82,839
Serco Group PLC 18,666 51,626
Shell PLC, ADR 9,935 717,406
Smith & Nephew PLC 2,657 40,875
Softcat PLC, Class B 1,683 36,370
SSE PLC 4,368 106,850
St. James's Place PLC 7,960 137,835
Standard Chartered PLC 8,361 150,533
Tate & Lyle PLC 6,087 43,176
Taylor Wimpey PLC 37,101 50,202
TBC Bank Group PLC 894 57,379
Telecom Plus PLC, Class B 1,153 28,197
Tesco PLC 55,928 314,848
TP ICAP Group PLC, Class A 20,097 81,515
Shares Value
UNITED KINGDOM — (Continued)
Travis Perkins PLC 3,594 $ 25,897
#Unilever PLC, Sponsored
ADR 4,271 249,554
*Vistry Group PLC 4,347 33,561
Vodafone Group PLC 87,758 95,253
WH Smith PLC 2,126 28,838
Whitbread PLC 1,712 69,168
#WPP PLC, Sponsored ADR 1,346 36,450
TOTAL UNITED KINGDOM 10,934,223
UNITED STATES — (0.1%)
*Amrize, Ltd. 1,867 94,402
TOTAL UNITED STATES 94,402
TOTAL COMMON STOCKS 100,020,951
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke
AG, NVS 5.600% 188 16,590
Ω#Dr. Ing. h.c. F. Porsche AG,
Preference Shares 1.830% 616 31,473
Draegerwerk AG & Co. KGaA
2.890% 332 26,713
Einhell Germany AG, Class P
2.020% 58 4,939
#FUCHS SE 2.910% 1,546 71,204
Henkel AG & Co. KGaA
3.020% 1,102 85,238
Jungheinrich AG 2.380% 791 30,474
Porsche Automobil Holding
SE, NVS 5.410% 1,061 42,903
Sixt SE, Class A 4.430% 471 33,099
STO SE & Co. KGaA 0.250% 61 8,727
Volkswagen AG, Class A
6.900% 1,438 151,616
TOTAL GERMANY 502,976
TOTAL PREFERRED
STOCKS 502,976
TOTAL INVESTMENT SECURITIES — (97.5%)
(Cost $89,278,022) 100,523,927
SECURITIES LENDING COLLATERAL — (2.5%)
@§The DFA Short Term
Investment Fund 219,709 2,541,371
TOTAL INVESTMENTS — ( 100.0% )
(Cost $91,819,393) $ 103,065,298
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $2,034,005 which represented 2.0% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund

Dimensional International Vector Equity ETF
continued
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 6,214,357 $ 564 $ — $ 6,214,921
Austria .............................. 740,840 — — 740,840
Belgium ............................. 1,468,418 — — 1,468,418
Canada ............................. 12,120,501 — — 12,120,501
Denmark ............................ 2,214,477 — — 2,214,477
Finland .............................. 1,886,202 — — 1,886,202
France .............................. 7,506,025 — — 7,506,025
Germany ............................ 8,642,185 — — 8,642,185
Hong Kong ........................... 1,975,981 — — 1,975,981
Ireland .............................. 473,817 — — 473,817
Israel ............................... 918,959 — — 918,959
Italy ................................ 3,147,793 — — 3,147,793
Japan ............................... 23,360,943 — — 23,360,943
Netherlands .......................... 3,476,045 — — 3,476,045
New Zealand ......................... 258,690 — — 258,690
Norway .............................. 749,234 — — 749,234
Portugal ............................. 280,396 — — 280,396
Singapore ............................ 1,018,334 — — 1,018,334
South Africa .......................... 21,962 — — 21,962
Spain ............................... 2,559,175 — — 2,559,175
Sweden ............................. 2,838,206 — — 2,838,206
Switzerland ........................... 7,119,133 89 — 7,119,222
United Kingdom ....................... 10,934,223 — — 10,934,223
United States ......................... 94,402 — — 94,402
Preferred Stocks
Germany ............................ 502,976 — — 502,976
Securities Lending Collateral ............... — 2,541,371 — 2,541,371
Total Investments ........................ $100,523,274 $2,542,024 $— $103,065,298

Dimensional Emerging Core Equity Market ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (98.4%)
AUSTRALIA — (0.0%)
#*MMG, Ltd. 3,059,199 $ 1,496,474
TOTAL AUSTRALIA 1,496,474
BRAZIL — (2.9%)
*Allianca Saude e
Participacoes SA 100 87
Allos SA 283,377 1,078,630
Alupar Investimento SA 27,414 144,451
Ambev SA 392,600 873,761
#Ambev SA, Sponsored ADR 1,291,067 2,814,526
*Ambipar Participacoes e
Empreendimentos S/A 36,988 864,554
Anima Holding SA, Class A 247,446 160,882
Armac Locacao Logistica E
Servicos SA 16,100 10,180
Auren Energia SA 21,248 35,182
*Automob Participacoes SA 4,169 8,266
Azzas 2154 SA, Class R 32,263 205,615
B3 SA - Brasil Bolsa Balcao 3,016,739 6,778,644
Banco ABC Brasil SA 61,147 235,805
ΩBanco BMG SA 45,300 27,915
Banco Bradesco SA 753,400 1,803,245
Banco Bradesco SA 2,040,290 5,659,627
Banco Bradesco SA,
Sponsored ADR 397,200 1,100,244
Banco BTG Pactual SA 481,916 3,368,260
Banco do Brasil SA 808,767 2,845,864
Banco Pan SA 26,200 36,455
Banco Santander Brasil SA 979,800 4,625,504
#Banco Santander Brasil SA,
Sponsored ADR 7,200 33,984
BB Seguridade Participacoes
SA, Class H 463,293 2,788,753
Bemobi Mobile Tech SA 44,600 162,434
Blau Farmaceutica SA 19,700 43,457
Boa Safra Sementes SA 42,954 79,485
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 37,577 138,064
*Brava Energia 39,779 140,257
BRF SA, Class A 311,312 1,114,897
#BRF SA, Sponsored ADR 16,500 58,080
Brisanet Servicos de
Telecomunicacoes SA 12,989 6,102
C&A MODAS SA 142,400 418,917
Caixa Seguridade
Participacoes S/A 124,400 306,192
Camil Alimentos SA 85,092 69,003
Centrais Eletricas Brasileiras
SA 548,681 3,705,536
Centrais Eletricas Brasileiras
SA, Class H, Sponsored ADR 169,800 1,147,848
*Cia Brasileira de Aluminio 188,860 157,874
*Cia Brasileira de Distribuicao 265,193 166,736
Cia de Ferro Ligas da Bahia
FERBASA 96,848 114,518
Shares Value
BRAZIL — (Continued)
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 139,000 $ 2,689,105
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 111,640 2,152,419
Cia de Saneamento de Minas
Gerais Copasa MG 120,700 557,520
Cia De Sanena Do Parana 167,524 197,789
Cia De Sanena Do Parana 558,900 3,404,183
Cia De Sanena Do Parana 400 545
Cia Energetica de Minas
Gerais 374 983
Cia Energetica de Minas
Gerais, Class B, Sponsored
ADR 418,570 757,612
Cia Paranaense de Energia
- Copel 84,952 167,520
#Cia Paranaense de Energia -
Copel, ADR 77,075 658,221
Cia Siderurgica Nacional SA 493,051 706,302
Cogna Educacao SA 1,429,478 704,711
Construtora Tenda S/A 79,600 302,843
*Cosan SA, Class H 743,163 787,160
CPFL Energia SA, Class A 136,600 924,973
CSU Digital SA 100 316
Cury Construtora e
Incorporadora SA 99,900 525,325
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 191,592 839,116
ΩDesktop SA 24,346 35,746
Dexco SA 278,030 280,585
Dimed SA Distribuidora da
Medicamentos 61,800 100,451
Direcional Engenharia SA,
Class A 80,395 559,895
EcoRodovias Infraestrutura e
Logistica SA, Class A 270,704 325,896
Embraer SA 201,700 2,905,953
#Embraer SA, Sponsored ADR 84,075 4,841,038
Empreendimentos Pague
Menos S/A 176,153 123,654
Energisa S/A 242,275 1,975,918
*Eneva SA 464,611 1,116,185
Engie Brasil Energia SA 139,035 991,626
Equatorial Energia SA 707,104 4,303,084
Eternit SA 25,900 17,302
Eucatex SA Industria e
Comercio 100 315
Even Construtora e
Incorporadora SA 98,975 122,867
Ez Tec Empreendimentos e
Participacoes SA 80,300 196,929
Fleury SA 198,916 509,854
Fras-Le SA 45,606 192,328

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
BRAZIL — (Continued)
#Gerdau SA, Sponsored ADR 470,074 $ 1,391,419
ΩGPS Participacoes e
Empreendimentos SA 180,800 457,284
Grendene SA, Class A 144,968 130,505
*Grupo Casas Bahia SA 12,292 6,806
Grupo Mateus SA, Class B 139,600 182,774
Grupo SBF SA, Class B 93,100 182,756
Guararapes Confeccoes SA 76,674 105,865
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 213,505 1,261,150
*Hidrovias do Brasil SA 152,246 96,266
Hypera SA, Class A 157,981 725,490
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 28,100 70,921
Iochpe Maxion SA 93,649 243,885
Irani Papel e Embalagem SA,
Class A 94,800 126,320
*IRB-Brasil Resseguros SA 84,979 690,633
Isa Energia Brasil SA 150,900 584,080
#Itau Unibanco Holding SA,
Sponsored ADR 330,689 2,073,420
Jalles Machado SA 110,821 67,302
JBS S/A, Class A 1,021,376 7,120,470
JHSF Participacoes SA 322,845 296,979
JSL SA, Class A 40,630 37,955
Kepler Weber SA 157,200 197,112
Klabin SA 809,190 2,688,363
Lavvi Empreendimentos
Imobiliarios SA 51,610 113,111
Localiza Rent a Car SA 426,409 2,637,566
LOG Commercial Properties e
Participacoes SA 50,748 190,626
*Log-in Logistica Intermodal
SA 15,100 68,804
Lojas Quero-Quero SA 182,341 78,818
Lojas Renner SA, Class A 603,397 1,753,538
ΩLWSA SA 275,825 186,230
M Dias Branco SA, Class H 6,912 30,013
Magazine Luiza SA 95,733 120,723
Mahle Metal Leve SA 24,858 126,942
Marcopolo SA 10,892 12,938
Marfrig Global Foods SA 130,600 496,875
ΩMeliuz SA 6,095 6,184
Mills Locacao Servicos e
Logistica SA 122,888 246,937
*Minerva SA 67,103 59,210
Motiva Infraestrutura de
Mobilidade SA 640,600 1,408,541
Moura Dubeux Engenharia S/A 44,700 180,523
Movida Participacoes SA 201,149 222,758
*MRV Engenharia e
Participacoes SA 300,256 319,105
Multiplan Empreendimentos
Imobiliarios SA, Class A 77,828 351,707
*Natura Cosmeticos SA 659,579 1,063,847
Neoenergia SA 32,200 140,969
*Oceanpact Servicos
Maritimos SA, Class A 50,000 54,389
Shares Value
BRAZIL — (Continued)
Odontoprev SA, Class A 250,724 $ 537,853
*Oncoclinicas do Brasil
Servicos Medicos SA 117,000 113,896
*Orizon Valorizacao de
Residuos SA 29,029 248,729
Petroleo Brasileiro SA
- Petrobras 992,406 6,344,180
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 750,650 8,722,553
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 103,050 1,312,857
Petroreconcavo S/A 117,942 282,713
Plano & Plano
Desenvolvimento Imobiliario
SA 54,804 127,256
Porto Seguro SA, Class A 137,600 1,275,342
Positivo Tecnologia SA, Class
H 68,400 48,503
Priner Servicos Industriais SA 8,083 22,133
*PRIO SA 602,866 4,543,126
Qualicorp Consultoria e
Corretora de Seguros SA 32,400 9,433
Raia Drogasil SA 856,235 2,060,084
ΩRede D'Or Sao Luiz SA 233,574 1,355,914
Romi SA, Class A 35,182 50,147
Rumo SA 433,500 1,280,705
Santos Brasil Participacoes SA 208,300 519,025
Sao Martinho S/A, Class F 98,000 303,529
Schulz SA 59,130 53,231
Sendas Distribuidora S/A 145,800 245,059
#Sendas Distribuidora S/A,
ADR 58,725 493,290
ΩSer Educacional SA 84,800 119,811
*Serena Energia SA, Class A 174,349 369,031
SIMPAR SA 216,000 165,514
SLC Agricola SA 182,823 598,574
Smartfit Escola de Ginastica e
Danca SA 168,053 621,957
Suzano SA 425,200 3,960,700
#Suzano SA, Class A,
Sponsored ADR 108,400 1,004,868
SYN prop e tech SA 46,400 56,357
Tegma Gestao Logistica SA 45,323 295,000
Telefonica Brasil SA 242,800 1,365,236
#Telefonica Brasil SA, ADR 137,425 1,541,908
TIM SA 504,700 1,866,972
#TIM SA, ADR 26,200 481,556
TOTVS SA 105,413 821,116
Transmissora Alianca de
Energia Eletrica S/A 76,449 455,536
Tres Tentos Agroindustrial S/A 108,112 263,205
Trisul SA, Class A 59,760 66,287
Tupy SA 53,419 153,715
Ultrapar Participacoes SA 481,600 1,477,003
Ultrapar Participacoes SA,
Sponsored ADR 57,684 176,513
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 281,827 220,486
Vale SA, Class A 287,516 2,745,462

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
BRAZIL — (Continued)
Vale SA, Class A, Sponsored
ADR 1,655,400 $ 15,775,962
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 66,251 260,576
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 181,059 124,187
Vibra Energia SA, Class A 967,282 3,664,529
Vivara Participacoes SA 132,600 602,065
Vulcabras SA 54,759 184,077
WEG SA, Class A 700,400 4,642,603
Wilson Sons SA 23,100 73,031
Wiz Co. 60,503 81,268
XP, Inc. 3,333 53,949
YDUQS Participacoes SA 218,347 504,668
*Zamp SA, Class A 143,052 89,175
TOTAL BRAZIL 180,746,667
CHILE — (0.4%)
Aguas Andinas SA, Class A 492,764 161,104
Banco de Chile 4,969,225 680,003
Banco de Chile, Sponsored
ADR 99,101 2,707,439
Banco de Credito e
Inversiones SA 36,231 1,428,399
Banco Santander Chile 6,039,282 346,536
Banco Santander Chile,
Sponsored ADR 50,672 1,165,963
Besalco SA 31,632 26,493
BICECORP SA 1,667 457
Camanchaca SA, Class A 2,668 140
*CAP SA 55,111 260,616
Cencosud SA 733,552 2,195,232
Cencosud Shopping SA 15,824 30,708
Cia Cervecerias Unidas SA 47,867 281,224
Colbun SA 2,419,519 355,806
Empresa Nacional de
Telecomunicaciones SA 54,108 176,613
Empresas CMPC SA 609,265 852,590
Empresas Copec SA 180,538 1,187,323
Empresas Lipigas SA 64 316
Enel Americas SA 2,893,757 286,692
Enel Chile SA 16,603,201 1,056,481
Engie Energia Chile SA 221,356 268,816
Falabella SA, Class A 407,829 2,020,234
Forus SA, Class A 116 244
Instituto de Diagnostico SA 124 317
Inversiones Aguas
Metropolitanas SA 186,104 156,850
Inversiones La Construccion
SA 3,717 40,561
Latam Airlines Group SA,
Class A, ADR 28,819 1,250,456
Latam Airlines Group SA,
Class H 36,273,190 788,016
*Multiexport Foods SA 580 147
Parque Arauco SA 134,889 273,338
PAZ Corp. SA 400 223
Plaza SA 165,686 347,726
Shares Value
CHILE — (Continued)
Ripley Corp. SA, Class A 815,851 $ 343,313
Salfacorp SA 89,256 65,364
Sigdo Koppers SA 4,830 6,269
SMU SA, Class A 1,591,680 250,194
Sociedad Matriz SAAM SA,
Class B 172,028 20,724
*Sociedad Quimica y Minera
de Chile SA, Class B 5,190 189,613
#*Sociedad Quimica y
Minera de Chile SA, Class B,
Sponsored ADR 56,814 2,087,915
*Socovesa SA 972 68
SONDA SA 55,132 18,143
Vina Concha y Toro SA 250,589 266,155
TOTAL CHILE 21,594,821
CHINA — (22.8%)
360 Security Technology, Inc.,
Class A 124,200 194,649
361 Degrees International, Ltd. 123,000 97,617
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 95,800 220,693
Ω3SBio, Inc., Class A 2,453,500 10,032,783
5I5J Holding Group Co., Ltd.,
Class A 224,500 92,787
AAC Technologies Holdings,
Inc. 680,500 3,463,182
Accelink Technologies Co.,
Ltd., Class A 32,600 234,885
*Addsino Co., Ltd., Class A 14,500 16,370
Advanced Fiber Resources
Zhuhai, Ltd. 3,500 26,732
Advanced Technology &
Materials Co., Ltd., Class A 44,300 81,778
*AECC Aero Science and
Technology Co., Ltd., Class A 21,700 94,743
AECC Aero-Engine Control
Co., Ltd., Class A 39,300 114,953
AECC Aviation Power Co.,
Ltd., Class A 66,900 393,038
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 39,100 71,202
Aerospace Intelligent
Manufacturing Technology
Co., Ltd., Class A 39,600 95,510
#*Agile Group Holdings, Ltd. 484,000 29,287
Agricultural Bank of China,
Ltd., Class H 13,969,000 9,164,376
Aier Eye Hospital Group Co.,
Ltd., Class A 345,747 616,189
Ω*AInnovation Technology
Group Co., Ltd., Class H 127,200 99,491
*Air China, Ltd., Class H 1,624,000 1,084,046
Aisino Corp., Class A 66,700 85,200
ΩAK Medical Holdings, Ltd. 370,000 323,338
Ω*Akeso, Inc. 127,000 2,501,172
ΩA-Living Smart City Services
Co., Ltd., Class H 469,250 176,342

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
All Winner Technology Co.,
Ltd., Class A 15,990 $ 88,464
Allmed Medical Products Co.,
Ltd., Class A 51,600 66,269
*Alpha Group, Class A 67,800 90,648
Aluminum Corp. of China, Ltd.,
Class H 3,466,000 2,750,724
*Amlogic Shanghai Co., Ltd.,
Class A 14,706 147,566
Amoy Diagnostics Co., Ltd.,
Class A 22,400 72,728
An Hui Wenergy Co., Ltd.,
Class A 84,600 83,542
*ANE Cayman, Inc. 373,500 387,774
#*Angang Steel Co., Ltd.,
Class H 478,000 137,006
Angel Yeast Co., Ltd., Class A 37,000 176,117
Ω#Angelalign Technology, Inc. 25,400 190,904
Anhui Anfu Battery Technology
Co., Ltd., Class A 15,300 58,885
Anhui Anke Biotechnology
Group Co., Ltd., Class H 69,300 116,394
Anhui Conch Cement Co.,
Ltd., Class A 907,000 2,622,790
Anhui Construction
Engineering Group Co., Ltd.,
Class A 91,600 61,870
Anhui Expressway Co., Ltd.,
Class H 276,000 431,052
Anhui Guangxin Agrochemical
Co., Ltd., Class A 39,036 64,860
Anhui Gujing Distillery Co.,
Ltd., Class A 15,700 300,034
Anhui Heli Co., Ltd., Class A 46,300 114,174
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 69,900 66,408
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 38,300 95,349
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 62,500 50,709
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 44,300 304,132
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 135,040 114,060
Anhui Jinhe Industrial Co.,
Ltd., Class A 27,536 85,737
Anhui Kouzi Distillery Co., Ltd.,
Class A 33,900 156,472
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 64,500 48,843
*Anhui Tatfook Technology
Co., Ltd., Class A 37,600 63,673
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 50,860 60,875
Shares Value
CHINA — (Continued)
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 65,400 $ 80,455
Anhui Xinbo Aluminum Co.,
Ltd., Class A 22,100 52,505
Anhui Yingjia Distillery Co.,
Ltd., Class A 32,200 183,370
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 19,400 70,495
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 69,200 168,820
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 7,090 147,283
Anjoy Foods Group Co., Ltd.,
Class A 13,700 140,226
Anker Innovations Technology
Co., Ltd., Class A 15,107 259,955
ANTA Sports Products, Ltd. 1,042,800 11,955,669
Anton Oilfield Services Group 4,000 718
*Anyang Iron & Steel, Inc. 166,500 54,036
Aoshikang Technology Co.,
Ltd., Class A 20,500 112,733
Aotecar New Energy
Technology Co., Ltd., Class A 159,000 63,289
Apeloa Pharmaceutical Co.,
Ltd., Class A 55,600 124,075
*ApicHope Pharmaceutical
Group Co., Ltd., Class A 17,700 190,399
Appotronics Corp., Ltd. 26,144 55,332
APT Medical, Inc., Class A 5,507 217,318
Arcsoft Corp., Ltd., Class A 7,292 49,960
Arctech Solar Holding Co., Ltd. 5,956 40,914
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 41,800 185,979
Ω#AsiaInfo Technologies, Ltd.,
Class R 240,800 349,083
Asian Star Anchor Chain Co.,
Ltd., Class A 18,500 26,684
*ASR Microelectronics Co.,
Ltd., Class A 7,288 89,273
Asymchem Laboratories
Tianjin Co., Ltd., Class A 3,500 55,455
Aurisco Pharmaceutical Co.,
Ltd., Class A 11,900 39,776
Autel Intelligent Technology
Corp., Ltd., Class A 33,100 159,895
Autobio Diagnostics Co., Ltd.,
Class A 27,000 148,964
Avary Holding Shenzhen Co.,
Ltd., Class A 68,300 502,053
AviChina Industry &
Technology Co., Ltd., Class H 2,606,000 1,540,362
AVICOPTER PLC, Class A 21,500 118,023
Bafang Electric Suzhou Co.,
Ltd., Class A 15,276 56,971
Ω*BAIC Motor Corp., Ltd.,
Class H 1,922,000 526,408

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Baidu, Inc. 560,150 $ 6,036,776
Baiyin Nonferrous Group Co.,
Ltd., Class A 317,700 139,238
Bank of Beijing Co., Ltd.,
Class A 416,300 372,408
Bank of Changsha Co., Ltd.,
Class A 222,100 304,339
Bank of Chengdu Co., Ltd.,
Class A 171,200 438,554
Bank of China, Ltd., Class H 44,333,000 25,639,722
Bank of Chongqing Co., Ltd.,
Class H 337,000 332,707
Bank of Communications Co.,
Ltd., Class H 4,390,000 3,953,796
Bank of Guiyang Co., Ltd.,
Class A 161,036 142,717
Bank of Hangzhou Co., Ltd.,
Class A 197,500 439,638
Bank of Jiangsu Co., Ltd.,
Class A 858,260 1,345,086
Bank of Nanjing Co., Ltd.,
Class A 542,880 864,367
Bank of Ningbo Co., Ltd.,
Class A 289,170 1,117,745
Bank of Shanghai Co., Ltd.,
Class A 275,400 390,744
Bank of Suzhou Co., Ltd.,
Class A 203,860 241,459
Bank of Xi'an Co., Ltd., Class
A 89,100 47,453
*Baoding Tianwei Baobian
Electric Co., Ltd. 70,100 84,293
Baoji Titanium Industry Co.,
Ltd., Class A 8,900 38,142
Baoshan Iron & Steel Co., Ltd.,
Class A 1,053,200 1,072,160
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 90,400 64,695
Baowu Magnesium
Technology Co., Ltd., Class A 13,440 22,797
Baoxiniao Holding Co., Ltd.,
Class A 136,100 71,540
*Baozun, Inc., Class A 6,200 6,263
*Baozun, Inc., Class A,
Sponsored ADR 42,383 114,858
#BBMG Corp., Class H 20,000 2,064
Bear Electric Appliance Co.,
Ltd., Class A 10,900 72,655
Befar Group Co., Ltd., Class A 122,800 74,768
Beibuwan Port Co., Ltd., Class
A 54,800 62,019
Beijing Aosaikang
Pharmaceutical Co., Ltd.,
Class A 14,200 54,061
Beijing Balance Medical
Technology Co., Ltd., Class A 2,405 35,150
*Beijing BDStar Navigation
Co., Ltd., Class A 20,000 83,632
Shares Value
CHINA — (Continued)
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 16,300 $ 68,770
*Beijing Capital Development
Co., Ltd., Class A 195,000 70,858
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 390,500 166,811
*Beijing Capital International
Airport Co., Ltd., Class H 1,394,000 541,618
Beijing Career International
Co., Ltd., Class A 15,400 76,485
Beijing Changjiu Logistics
Corp., Class A 42,100 45,894
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class H 60,500 122,696
*Beijing Compass Technology
Development Co., Ltd., Class
A 13,485 166,024
*Beijing Cuiwei Tower Co.,
Ltd., Class A 52,100 91,769
*Beijing Dabeinong
Technology Group Co., Ltd.,
Class A 135,450 77,586
Beijing Dahao Technology
Corp., Ltd., Class A 25,600 48,926
Beijing Easpring Material
Technology Co., Ltd., Class A 23,400 133,873
*Beijing eGOVA Co., Ltd.,
Class A 11,200 27,261
*Beijing E-Hualu Information
Technology Co., Ltd., Class A 17,100 54,287
Beijing Enlight Media Co., Ltd.,
Class A 64,400 176,849
Beijing Enterprises Holdings,
Ltd. 445,500 1,864,290
Beijing Fengjing Automotive
Parts Co., Ltd., Class A 105,500 51,066
*Beijing Forever Technology
Co., Ltd., Class A 33,200 30,943
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 70,600 61,296
*Beijing Haixin Energy
Technology Co., Ltd., Class A 163,700 76,966
Beijing Haohua Energy
Resource Co.., Ltd., Class A 71,000 71,687
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 1,227 24,270
Beijing Jetsen Technology Co.,
Ltd., Class A 139,100 110,737
Beijing Jingneng Clean Energy
Co., Ltd., Class H 1,136,000 344,418
*Beijing Jingyuntong
Technology Co., Ltd., Class A 182,500 93,399
Beijing Kingsoft Office
Software, Inc., Class A 2,000 86,960
*Beijing Leike Defense
Technology Co., Ltd., Class A 65,700 54,308
Beijing New Building Materials
PLC, Class A 55,600 201,188

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Beijing North Star Co., Ltd.,
Class H 392,000 $ 43,445
Beijing Originwater Technology
Co., Ltd., Class A 134,279 86,227
*Beijing Relpow Technology
Co., Ltd., Class A 35,300 84,306
Beijing Roborock Technology
Co., Ltd., Class A 8,645 207,858
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 20,400 51,862
Beijing Sanyuan Foods Co.,
Ltd., Class A 114,100 73,427
*Beijing Science Sun
Pharmaceutical Co., Ltd.,
Class A 4,300 9,011
Beijing Shiji Information
Technology Co., Ltd., Class A 51,054 72,720
Beijing Shougang Co., Ltd.,
Class A 262,000 151,890
Beijing Shunxin Agriculture
Co., Ltd., Class A 28,200 61,522
Beijing Sifang Automation Co.,
Ltd., Class A 29,900 70,373
Beijing Sinnet Technology Co.,
Ltd., Class A 72,800 147,010
*Beijing Sinohytec Co., Ltd.,
Class H 12,850 40,842
Beijing SL Pharmaceutical Co.,
Ltd., Class A 71,500 83,695
*Beijing Sojo Electric Co., Ltd.,
Class A 56,200 56,588
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 81,300 45,328
Beijing Strong Biotechnologies,
Inc., Class A 28,000 56,892
*Beijing SuperMap Software
Co., Ltd., Class A 16,200 36,533
Beijing Teamsun Technology
Co., Ltd., Class A 71,200 107,834
*Beijing Thunisoft Corp., Ltd.,
Class A 38,400 45,642
Beijing Tiantan Biological
Products Corp., Ltd., Class A 89,564 248,685
Beijing Tong Ren Tang
Chinese Medicine Co., Ltd.,
Class A 175,000 203,758
Beijing Tong Ren Tang Co.,
Ltd., Class A 36,700 183,189
Beijing Ultrapower Software
Co., Ltd., Class A 106,700 186,905
Beijing United Information
Technology Co., Ltd., Class A 37,800 124,668
Beijing Wandong Medical
Technology Co., Ltd., Class A 13,200 31,983
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 16,060 130,392
Shares Value
CHINA — (Continued)
*Beijing Watertek Information
Technology Co., Ltd., Class A 112,700 $ 75,340
Beijing Yanjing Brewery Co.,
Ltd., Class A 96,700 166,572
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 13,500 102,773
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 11,630 21,324
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 2,359,100 1,766,822
*Beiqi Foton Motor Co., Ltd.,
Class A 414,800 154,755
#*BeOne Medicines, Ltd.,
Class A, Sponsored ADR 5,662 1,704,998
Bestore Co., Ltd., Class A 26,800 47,614
Bestsun Energy Co., Ltd.,
Class A 200 100
*Bestway Marine & Energy
Technology Co., Ltd., Class A 84,900 81,601
Bethel Automotive Safety
Systems Co., Ltd., Class A 24,120 157,696
Betta Pharmaceuticals Co.,
Ltd., Class A 14,300 128,042
Beyondsoft Corp., Class A 19,800 39,819
*BGI Genomics Co., Ltd.,
Class A 14,118 104,149
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 25,200 56,445
*Bilibili, Inc., Class Z 116,860 2,672,149
#*Bilibili, Inc., Class Z,
Sponsored ADR 5,720 130,530
#Binjiang Service Group Co.,
Ltd. 29,000 88,293
Black Peony Group Co., Ltd.,
Class A 66,900 49,918
Bloomage Biotechnology
Corp., Ltd., Class A 17,981 129,230
Ω#Blue Moon Group Holdings,
Ltd., Class A 188,500 91,008
*Blue Sail Medical Co., Ltd.,
Class A 76,055 67,192
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 131,320 126,581
Bluestar Adisseo Co., Class A 49,500 68,035
ΩBOC Aviation, Ltd., Class A 213,400 1,945,066
BOC International China Co.,
Ltd., Class A 101,400 214,326
*BOE HC SemiTek Corp.,
Class A 23,200 23,972
BOE Technology Group Co.,
Ltd., Class A 2,019,700 1,131,673
*Bohai Leasing Co., Ltd.,
Class A 372,900 179,980
*Bomin Electronics Co., Ltd. 43,900 63,626
BOTH Engineering Technology
Co., Ltd. 32,300 54,653
Bright Dairy & Food Co., Ltd.,
Class A 68,400 81,015

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Bright Real Estate Group Co.,
Ltd., Class A 200 $ 98
BrightGene Bio-Medical
Technology Co., Ltd., Class A 17,416 236,184
Bros Eastern Co., Ltd., Class A 112,100 82,090
*B-Soft Co., Ltd., Class A 117,080 94,019
BTG Hotels Group Co., Ltd.,
Class A 58,500 113,021
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 41,500 58,478
#BYD Co., Ltd. 1,901,500 27,953,261
BYD Electronic International
Co., Ltd., Class A 620,000 2,598,471
By-health Co., Ltd., Class A 47,200 77,050
*C&S Paper Co., Ltd., Class A 35,400 37,166
Caitong Securities Co., Ltd.,
Class A 136,590 153,446
Camel Group Co., Ltd., Class
A 57,500 72,571
Cangzhou Dahua Co., Ltd.,
Class A 34,300 68,646
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 82,000 41,624
Canmax Technologies Co.,
Ltd., Class A 33,170 91,733
Canny Elevator Co., Ltd.,
Class A 53,900 54,721
Ω*CanSino Biologics, Inc.,
Class H 54,200 309,320
Castech, Inc., Class A 16,060 87,247
Cathay Biotech, Inc. 20,008 133,475
*CCCC Design & Consulting
Group Co., Ltd., Class A 73,200 82,233
CCS Supply Chain
Management Co., Ltd., Class
A 88,300 54,987
CECEP Solar Energy Co.,
Ltd., Class A 151,800 95,162
*CECEP Techand Ecology &
Environment Co., Ltd., Class A 200 59
CECEP Wind-Power Corp.,
Class A 338,380 140,792
Center International Group
Co., Ltd., Class A 34,600 49,427
#Central China Securities Co.,
Ltd., Class H 666,000 232,464
*CETC Chips Technology,
Inc., Class A 29,400 50,562
CETC Cyberspace Security
Technology Co., Ltd., Class A 16,100 40,774
CETC Digital Technology Co.,
Ltd., Class A 22,200 78,575
CETC Potevio
Science&Technology Co., Ltd.,
Class A 35,300 112,702
*CGN Nuclear Technology
Development Co., Ltd., Class
A 50,400 54,593
Shares Value
CHINA — (Continued)
ΩCGN Power Co., Ltd., Class
H 8,003,000 $ 3,007,497
Changbai Mountain Tourism
Co., Ltd. 71,600 366,232
Changchun Faway Automobile
Components Co., Ltd., Class A 39,600 56,130
Changchun High-Tech Industry
Group Co., Ltd., Class A 16,500 241,475
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 141,900 64,355
Changjiang Securities Co.,
Ltd., Class A 51,900 53,050
Changshu Fengfan Power
Equipment Co., Ltd., Class A 70,100 45,112
*ChangYuan Technology
Group, Ltd., Class A 52,300 22,849
Changzheng Engineering
Technology Co., Ltd., Class A 10,100 23,912
Changzhou Qianhong
Biopharma Co., Ltd., Class A 71,700 111,077
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 12,100 198,998
Chaozhou Three-Circle Group
Co., Ltd., Class A 50,100 229,926
Cheng De Lolo Co., Ltd.,
Class A 68,000 82,522
*Chengdu ALD Aviation
Manufacturing Corp., Class A 13,100 43,496
Chengdu B-Ray Media Co.,
Ltd., Class A 70,200 51,115
Chengdu Corp.RO Technology
Co., Ltd., Class A 27,000 80,548
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 17,600 29,170
Chengdu Galaxy Magnets Co.,
Ltd., Class A 15,800 63,965
Chengdu Guibao Science &
Technology Co., Ltd., Class A 20,000 58,279
Chengdu Guoguang Electric
Co., Ltd., Class A 5,733 68,381
Chengdu Haoneng Technology
Co., Ltd., Class A 1,800 3,752
Chengdu Hi-tech Development
Co., Ltd., Class A 10,700 67,700
Chengdu Hongqi Chain Co.,
Ltd., Class A 126,300 106,853
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 41,700 237,007
Chengdu Kanghua Biological
Products Co., Ltd., Class A 8,700 93,477
Chengdu Leejun Industrial Co.,
Ltd., Class A 49,200 83,522
Chengdu Wintrue Holding Co.,
Ltd., Class A 87,000 127,057
Chengdu Xingrong
Environment Co., Ltd., Class A 121,900 120,206

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Chenguang Biotech Group
Co., Ltd., Class A 32,700 $ 59,593
*Chengxin Lithium Group Co.,
Ltd., Class A 36,200 77,921
Chengzhi Co., Ltd., Class A 55,500 59,809
#Chervon Holdings, Ltd. 95,100 218,064
Chifeng Jilong Gold Mining
Co., Ltd., Class A 106,400 337,785
*China Aerospace International
Holdings, Ltd. 4,000 245
China Animal Husbandry
Industry Co., Ltd., Class A 80,000 84,769
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 53,800 145,129
China Baoan Group Co., Ltd.,
Class A 77,500 97,813
Ω*China Bohai Bank Co., Ltd.,
Class H 302,500 39,691
China CAMC Engineering Co.,
Ltd., Class A 63,400 74,653
#China Chunlai Education
Group Co., Ltd., Class H 53,000 30,112
#China Cinda Asset
Management Co., Ltd., Class
H 7,088,000 1,282,160
China CITIC Bank Corp., Ltd.,
Class H 7,901,000 7,357,492
#China Coal Energy Co., Ltd.,
Class A 2,508,000 3,086,278
*China Coal Xinji Energy Co.,
Ltd., Class A 156,900 140,357
China Communications
Services Corp., Ltd., Class H 2,072,000 1,208,887
China Conch Venture
Holdings, Ltd., Class H 1,446,000 1,768,357
China Construction Bank
Corp., Class H 60,270,000 61,805,541
China CSSC Holdings, Ltd.,
Class A 107,700 512,793
China CYTS Tours Holding
Co., Ltd., Class A 60,300 82,461
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 2,035,000 596,242
China Design Group Co., Ltd.,
Class A 58,500 68,072
#*<China Dili Group 76,000 1,199
ΩChina East Education
Holdings, Ltd., Class H 482,500 500,939
*China Eastern Airlines Corp.,
Ltd., Class H 1,080,000 389,350
China Energy Engineering
Corp., Ltd., Class A 2,216 796
#China Energy Engineering
Corp., Ltd., Class H 1,080,000 178,854
China Everbright Bank Co.,
Ltd., Class H 1,391,000 653,859
China Everbright Environment
Group, Ltd., Class A 2,501,000 1,341,301
Shares Value
CHINA — (Continued)
*China Express Airlines Co.,
Ltd., Class A 48,900 $ 56,495
ΩChina Feihe, Ltd., Class A 3,582,000 2,130,948
China Film Group Co., Ltd.,
Class A 60,500 111,431
*China First Heavy Industries
Co., Ltd., Class A 165,500 66,106
China Galaxy Securities Co.,
Ltd., Class H 3,165,000 4,281,822
China Gold International
Resources Corp., Ltd., Class A 220,500 1,903,041
China Great Wall Securities
Co., Ltd., Class A 30,000 36,698
*China Greatwall Technology
Group Co., Ltd., Class A 72,400 151,423
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 92,600 110,963
China Hainan Rubber Industry
Group Co., Ltd., Class A 37,800 25,741
China Haisum Engineering
Co., Ltd. 33,200 48,348
China Hanking Holdings, Ltd.,
Class A 153,000 44,633
*China Harmony Auto Holding,
Ltd., Class A 109,500 17,855
*China High Speed Railway
Technology Co., Ltd., Class A 189,900 72,955
#China Hongqiao Group, Ltd.,
Class H 2,854,193 7,562,702
ΩChina International Capital
Corp., Ltd., Class H 1,074,000 2,730,833
China International Marine
Containers Group Co., Ltd.,
Class H 281,000 303,194
China Jinmao Holdings Group,
Ltd., Class A 4,727,807 861,244
China Jushi Co., Ltd., Class A 151,609 260,525
China Kepei Education Group,
Ltd., Class A 394,000 77,294
China Kings Resources Group
Co., Ltd., Class A 37,088 80,964
China Leadshine Technology
Co., Ltd., Class A 15,200 94,444
China Lesso Group Holdings,
Ltd., Class H 1,209,000 720,780
China Life Insurance Co., Ltd.,
Class H 3,340,000 9,679,618
China Lilang, Ltd. 237,000 112,009
Ω*China Literature, Ltd., Class
H 261,400 1,028,950
China Longyuan Power Group
Corp., Ltd., Class H 2,079,000 1,877,721
*China Maple Leaf Educational
Systems, Ltd. 4,000 189
China Meheco Group Co.,
Ltd., Class A 68,320 104,609
#China Meidong Auto
Holdings, Ltd. 426,000 112,876

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
China Merchants Bank Co.,
Ltd., Class H 2,642,500 $ 17,167,834
China Merchants Energy
Shipping Co., Ltd., Class A 335,000 281,559
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 110,700 172,110
China Merchants Port Holdings
Co., Ltd., Class A 1,162,254 2,288,974
China Merchants Property
Operation & Service Co., Ltd.,
Class A 46,600 79,948
Ω#China Merchants Securities
Co., Ltd., Class H 329,600 681,873
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 248,700 300,087
#China Minsheng Banking
Corp., Ltd., Class H 5,867,000 3,535,148
#China Modern Dairy
Holdings, Ltd. 1,626,000 246,489
China National Accord
Medicines Corp., Ltd., Class A 24,800 87,606
China National Building
Material Co., Ltd., Class A 1,835,028 1,094,004
China National Chemical
Engineering Co., Ltd., Class A 102,600 113,696
China National Electric
Apparatus Research Institute
Co., Ltd., Class A 13,910 48,713
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 76,100 86,125
China National Medicines
Corp., Ltd., Class A 27,400 111,915
China National Nuclear Power
Co., Ltd., Class A 925,400 1,179,499
*China National Software &
Service Co., Ltd., Class A 16,700 109,670
ΩChina New Higher Education
Group, Ltd., Class A 593,756 82,445
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 84,300 68,981
China Nonferrous Mining
Corp., Ltd., Class A 1,215,000 1,184,045
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 91,300 474,848
China Oilfield Services, Ltd.,
Class H 1,614,000 1,431,011
China Overseas Grand
Oceans Group, Ltd. 1,423,879 351,889
China Overseas Land &
Investment, Ltd., Class H 3,194,500 5,534,420
China Pacific Insurance Group
Co., Ltd., Class H 2,481,000 10,003,013
China Petroleum & Chemical
Corp., Class A 18,276,000 10,709,503
Shares Value
CHINA — (Continued)
China Power International
Development, Ltd., Class A 3,176,000 $ 1,246,125
China Publishing & Media Co.,
Ltd., Class A 28,400 26,548
China Qinfa Group, Ltd., Class
H 336,000 77,045
China Railway Group, Ltd.,
Class H 3,527,000 1,774,732
China Railway Hi-tech Industry
Co., Ltd., Class A 89,200 112,332
China Railway Materials Co.,
Ltd., Class A 139,200 51,547
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 1,082,000 474,150
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 105,500 83,549
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 20,100 118,088
China Reinsurance Group
Corp., Class H 1,544,000 269,462
China Resource and
Environment Co., Ltd. 104,700 64,619
China Resources Beer
Holdings Co., Ltd., Class A 1,405,500 4,682,016
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 10,000 37,391
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 48,200 141,521
#China Resources Medical
Holdings Co., Ltd., Class A 709,000 401,917
China Resources
Microelectronics, Ltd., Class A 36,176 233,958
ΩChina Resources Mixc
Lifestyle Services, Ltd., Class
H 596,000 2,771,210
ΩChina Resources
Pharmaceutical Group, Ltd. 2,525,000 1,765,892
China Resources Power
Holdings Co., Ltd., Class A 1,304,000 3,232,591
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 53,541 232,648
#China Risun Group, Ltd. 911,000 275,041
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 83,000 18,609
China Science Publishing &
Media, Ltd., Class A 12,100 33,110
#China Shenhua Energy Co.,
Ltd., Class A 2,257,000 9,789,917
*China Southern Airlines Co.,
Ltd., Class A 1,574,000 725,845
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 37,300 23,900

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
China Southern Power Grid
Technology Co., Ltd., Class A 10,514 $ 48,267
China State Construction
Engineering Corp., Ltd., Class
A 1,954,200 1,534,045
China Sunshine Paper
Holdings Co., Ltd., Class H 97,000 23,848
#China Suntien Green Energy
Corp., Ltd., Class H 1,236,000 661,299
China Taiping Insurance
Holdings Co., Ltd., Class A 1,490,800 3,323,439
China Testing & Certification
International Group Co., Ltd.,
Class A 50,774 49,364
China Tianying, Inc., Class A 148,500 88,356
China Tobacco International
HK Co., Ltd., Class H 157,000 659,000
China Tourism Group Duty
Free Corp., Ltd., Class A 1,400 12,613
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 74,200 537,832
ΩChina Tower Corp., Ltd.,
Class H 4,841,700 6,784,548
China Traditional Chinese
Medicine Holdings Co., Ltd.,
Class A 2,642,000 753,896
*China TransInfo Technology
Co., Ltd., Class A 60,100 89,022
#China Travel International
Investment Hong Kong, Ltd.,
Class A 1,208,000 284,688
China Tungsten And Hightech
Materials Co., Ltd., Class A 59,840 133,703
*China Vanke Co., Ltd., Class
H 1,398,319 888,868
China Wafer Level CSP Co.,
Ltd., Class A 21,600 85,020
China West Construction
Group Co., Ltd., Class A 94,200 84,007
China World Trade Center Co.,
Ltd., Class A 27,800 78,732
China XD Electric Co., Ltd.,
Class A 161,100 146,349
China XLX Fertiliser, Ltd.,
Class A 492,000 410,522
China Yangtze Power Co.,
Ltd., Class A 982,607 3,794,039
China Yongda Automobiles
Services Holdings, Ltd. 936,500 268,424
Ω#*China Youran Dairy Group,
Ltd., Class A 879,000 414,306
Ω*China Yuhua Education
Corp., Ltd., Class A 628,000 42,400
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 18,900 124,590
China Zheshang Bank Co.,
Ltd., Class H 1,383,900 486,569
Chinasoft International, Ltd. 2,228,000 1,617,783
Shares Value
CHINA — (Continued)
Chongqing Brewery Co., Ltd.,
Class A 22,600 $ 173,084
Chongqing Changan
Automobile Co., Ltd., Class A 251,000 447,680
Chongqing Chuanyi
Automation Co., Ltd., Class A 10,900 30,416
Chongqing Department Store
Co., Ltd., Class A 23,900 96,791
*<Chongqing Dima Industry
Co., Ltd., Class A 400 47
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 100,133 126,656
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 29,500 53,598
Chongqing Gas Group Corp.,
Ltd., Class A 45,200 35,607
Chongqing Machinery &
Electric Co., Ltd., Class H 532,000 94,879
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 12,400 32,418
Chongqing Port Co., Ltd.,
Class A 107,600 83,123
*Chongqing Qianli Technology
Co., Ltd., Class A 69,200 78,892
Chongqing Road & Bridge Co.,
Ltd., Class A 93,600 83,731
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,905,000 1,511,866
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 89,900 105,732
*Chongqing Taiji Industry
Group Co., Ltd., Class A 24,100 80,855
Chongqing Zhifei Biological
Products Co., Ltd., Class A 69,450 232,039
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 56,100 181,989
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 53,820 68,598
Chow Tai Seng Jewellery Co.,
Ltd., Class A 55,700 100,041
CIG Shanghai Co., Ltd. 10,000 75,282
CIMC Enric Holdings, Ltd. 480,000 409,682
*Cinda Real Estate Co., Ltd.,
Class A 200 107
Cisen Pharmaceutical Co.,
Ltd., Class A 37,400 155,665
CITIC Heavy Industries Co.,
Ltd., Class A 73,600 47,466
CITIC Securities Co., Ltd.,
Class H 1,280,125 4,500,822
CITIC, Ltd. 4,676,000 7,016,978
City Development Environment
Co., Ltd., Class A 46,500 89,257
#*CMGE Technology Group,
Ltd., Class H 834,000 54,183
CMOC Group, Ltd., Class H 3,186,000 3,628,387

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
CMST Development Co., Ltd.,
Class A 95,900 $ 78,341
CNGR Advanced Material Co.,
Ltd., Class A 32,220 150,818
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 154,500 89,783
CNOOC Energy Technology &
Services, Ltd., Class A 364,300 204,629
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 76,960 83,789
*COFCO Biotechnology Co.,
Ltd., Class A 38,600 31,318
COFCO Capital Holdings Co.,
Ltd., Class A 3,200 5,441
*COFCO Joycome Foods,
Ltd., Class A 2,113,000 471,051
COFCO Sugar Holding Co.,
Ltd., Class A 103,000 139,853
Cofoe Medical Technology
Co., Ltd., Class A 15,200 77,748
*COL Group Co., Ltd., Class A 13,000 48,284
Contec Medical Systems Co.,
Ltd., Class A 21,200 60,864
Contemporary Amperex
Technology Co., Ltd., Class A 180,060 6,608,343
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 1,068,000 869,366
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 111,000 102,992
COSCO SHIPPING
Technology Co., Ltd. 23,000 72,348
Cosonic Intelligent
Technologies Co., Ltd., Class
A 24,600 59,298
*CPT Technology Group Co.,
Ltd., Class A 37,400 22,823
CQ Pharmaceutical Holding
Co., Ltd., Class A 92,200 67,646
CRRC Corp., Ltd., Class H 3,601,000 2,495,470
Crystal Clear Electronic
Material Co., Ltd., Class A 26,800 39,028
ΩCSC Financial Co., Ltd.,
Class H 530,500 848,800
CSG Holding Co., Ltd., Class
A 93,700 62,118
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 28,100 210,218
CSPC Pharmaceutical Group,
Ltd., Class A 7,568,000 9,563,638
CSSC Science & Technology
Co., Ltd., Class A 22,200 38,826
CTS International Logistics
Corp., Ltd., Class A 71,400 62,189
*Cybrid Technologies, Inc. 32,200 50,018
*Daan Gene Co., Ltd., Class A 32,560 31,475
Shares Value
CHINA — (Continued)
Dajin Heavy Industry Co., Ltd.,
Class A 8,500 $ 37,630
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 94,600 81,346
Daqin Railway Co., Ltd., Class
A 676,400 613,528
Dashang Co., Ltd., Class A 22,264 60,398
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 69,066 165,811
#Datang International Power
Generation Co., Ltd., Class H 1,966,000 495,883
*Datang Telecom Technology
Co., Ltd. 27,600 32,346
*DBAPP Security, Ltd. 6,122 50,860
DBG Technology Co., Ltd.,
Class A 27,000 103,166
DeHua TB New Decoration
Materials Co., Ltd., Class A 46,400 64,289
Deppon Logistics Co., Ltd.,
Class A 31,200 67,331
*Dezhan Healthcare Co., Ltd. 160,900 108,231
DHC Software Co., Ltd., Class
A 115,800 148,882
Dian Diagnostics Group Co.,
Ltd., Class A 30,300 67,658
Digital China Group Co., Ltd.,
Class A 30,500 175,127
*Digital China Information
Service Group Co., Ltd., Class
A 50,500 90,001
Dirui Industrial Co., Ltd., Class
A 9,500 19,237
Do-Fluoride New Materials
Co., Ltd., Class A 44,380 76,447
Dong-E-E-Jiao Co., Ltd., Class
A 31,700 226,862
#Dongfang Electric Corp., Ltd.,
Class H 153,400 362,298
Dongfang Electronics Co.,
Ltd., Class A 71,500 101,644
DongFeng Automobile Co.,
Ltd., Class A 28,200 28,004
Dongfeng Electronic
Technology Co., Ltd., Class A 30,800 54,550
Dongguan Aohai Technology
Co., Ltd., Class A 11,800 64,497
Dongguan Development
Holdings Co., Ltd., Class A 50,900 77,866
Dongguan Yutong Optical
Technology Co., Ltd. 23,300 73,130
Donghua Testing Technology
Co., Ltd., Class H 7,800 42,017
*Dongjiang Environmental Co.,
Ltd., Class H 81,800 27,301
Dongxing Securities Co., Ltd.,
Class A 124,300 192,220
Dongyue Group, Ltd. 1,354,000 1,797,284
Double Medical Technology,
Inc. 4,800 29,465
*DPC Dash, Ltd. 15,900 172,166

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 240,000 $ 155,618
Eaglerise Electric & Electronic
China Co., Ltd., Class A 24,600 55,203
East Money Information Co.,
Ltd., Class A 577,799 1,861,567
Eastcompeace Technology
Co., Ltd., Class A 35,810 123,419
Eastern Communications Co.,
Ltd., Class A 27,800 42,335
*Easyhome New Retail Group
Co., Ltd., Class A 161,800 66,872
E-Commodities Holdings, Ltd. 1,064,000 130,120
Ecovacs Robotics Co., Ltd.,
Class A 20,900 230,763
Edan Instruments, Inc., Class
A 25,000 45,352
Edifier Technology Co., Ltd.,
Class A 35,200 64,149
Edvantage Group Holdings,
Ltd. 49,740 10,455
EEKA Fashion Holdings, Ltd. 237,000 204,997
*EFORT Intelligent Robot Co.,
Ltd. 8,692 28,269
Electric Connector Technology
Co., Ltd., Class A 19,300 130,225
*<Elion Energy Co., Ltd., Class
A 195,190 1,895
ENN Energy Holdings, Ltd.,
Class A 528,100 4,308,892
ENN Natural Gas Co., Ltd.,
Class A 79,400 202,954
Eoptolink Technology, Inc.,
Ltd., Class A 39,956 1,048,525
Era Co., Ltd., Class A 101,100 58,751
Espressif Systems Shanghai
Co., Ltd. 5,245 117,831
*Estun Automation Co., Ltd.,
Class A 6,300 18,349
Eternal Asia Supply Chain
Management, Ltd., Class A 87,100 54,119
Eve Energy Co., Ltd., Class A 70,800 434,804
Ever Sunshine Services
Group, Ltd. 580,000 153,682
*Everbright Jiabao Co., Ltd.,
Class A 200 82
Ω#Everbright Securities Co.,
Ltd., Class H 149,600 199,340
Ω#*Everest Medicines, Ltd. 145,500 1,184,389
EverProX Technologies Co.,
Ltd., Class A 3,900 46,669
Explosive Co., Ltd., Class A 15,000 29,105
Eyebright Medical Technology
Beijing Co., Ltd. 6,816 72,904
Fangda Carbon New Material
Co., Ltd., Class A 67,100 44,577
Fangda Special Steel
Technology Co., Ltd., Class A 127,800 103,691
Shares Value
CHINA — (Continued)
*Far East Smarter Energy Co.,
Ltd., Class A 37,900 $ 29,121
*Farasis Energy Gan Zhou
Co., Ltd. 28,584 63,668
FAWER Automotive Parts Co.,
Ltd., Class A 82,985 68,366
Feilong Auto Components Co.,
Ltd. 43,000 102,100
Fengzhushou Co., Ltd., Class
A 9,880 46,453
Ferrotec Anhui Technology
Development Co., Ltd., Class
A 8,500 47,379
FESCO Group Co., Ltd., Class
A 25,300 73,687
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 44,600 138,930
Fibocom Wireless, Inc., Class
A 26,300 96,005
*Financial Street Holdings Co.,
Ltd., Class A 89,600 36,411
First Capital Securities Co.,
Ltd., Class A 146,100 149,946
Flat Glass Group Co., Ltd.,
Class H 269,000 350,214
Focus Media Information
Technology Co., Ltd., Class A 560,900 583,444
Focused Photonics Hangzhou,
Inc., Class A 15,000 39,715
*Focuslight Technologies, Inc.,
Class A 5,895 69,978
Fortune Ng Fung Food Hebei
Co., Ltd., Class A 40,500 29,209
Foryou Corp., Class A 11,800 48,492
Foshan Electrical and Lighting
Co., Ltd., Class A 29,900 26,665
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 187,007 994,663
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 45,400 58,118
*Foshan Yowant Technology
Co., Ltd. 64,900 61,478
Fosun International, Ltd.,
Class A 811,500 560,297
Founder Securities Co., Ltd.,
Class A 220,900 248,774
Foxconn Industrial Internet
Co., Ltd., Class A 680,100 3,264,578
Friend Co., Ltd. 34,600 82,491
#Fu Shou Yuan International
Group, Ltd., Class A 1,017,000 467,690
Fuan Pharmaceutical Group
Co., Ltd., Class A 100 65
Fufeng Group, Ltd., Class A 1,710,000 1,888,624
Fujian Boss Software
Development Co., Ltd., Class
A 36,900 78,148

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Fujian Foxit Software
Development JSC, Ltd., Class
A 5,296 $ 59,657
Fujian Funeng Co., Ltd., Class
A 149,545 196,000
*Fujian Kuncai Material
Technology Co., Ltd., Class A 15,400 41,329
Fujian Longking Co., Ltd.,
Class A 100 166
Fujian Qingshan Paper
Industry Co., Ltd., Class A 130,700 41,149
*Fujian Snowman Group Co.,
Ltd., Class A 50,400 77,171
Fujian Star-net Communication
Co., Ltd., Class A 17,500 64,513
Fujian Sunner Development
Co., Ltd., Class A 56,600 125,286
Fujian Tianma Science &
Technology Group Co., Ltd. 25,300 46,598
Fujian Yuanli Active Carbon
Co., Ltd. 19,400 40,467
Fulin Precision Co., Ltd., Class
A 43,400 75,421
Fushun Special Steel Co., Ltd.,
Class A 34,000 26,548
ΩFuyao Glass Industry Group
Co., Ltd., Class H 455,200 3,290,777
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 16,600 133,303
Ω#Ganfeng Lithium Group
Co., Ltd., Class H 229,560 763,250
Gansu Energy Chemical Co.,
Ltd., Class A 275,600 94,795
Gansu Shangfeng Cement
Co., Ltd., Class A 51,720 62,765
Gansu Yasheng Industrial
Group Co., Ltd., Class A 137,200 56,895
Gaona Aero Material Co., Ltd.,
Class A 34,000 81,956
G-bits Network Technology
Xiamen Co., Ltd., Class A 3,400 160,258
GCL Energy Technology Co.,
Ltd., Class A 74,900 126,319
*GCL System Integration
Technology Co., Ltd., Class A 95,600 34,076
GD Power Development Co.,
Ltd., Class A 562,368 357,222
*GDS Holdings, Ltd., Class A 588,900 2,663,178
#*GDS Holdings, Ltd.,
Sponsored ADR 6,524 235,321
GEM Co., Ltd., Class A 244,000 218,274
*Gemdale Corp., Class A 144,600 75,406
GemPharmatech Co., Ltd.,
Class A 26,751 59,177
*Genimous Technology Co.,
Ltd., Class A 54,000 66,281
*Genscript Biotech Corp. 650,000 1,422,548
Geovis Technology Co., Ltd.,
Class A 42,751 216,417
Shares Value
CHINA — (Continued)
GEPIC Energy Development
Co., Ltd., Class A 71,100 $ 64,590
Getein Biotech, Inc., Class A 21,900 26,243
GF Securities Co., Ltd., Class
H 689,200 1,504,826
Ω#Giant Biogene Holding Co.,
Ltd. 280,400 2,000,306
Giant Network Group Co., Ltd.,
Class A 68,300 224,882
Giantec Semiconductor Corp. 2,610 26,907
GigaDevice Semiconductor,
Inc., Class A 7,200 120,959
Ginlong Technologies Co.,
Ltd., Class A 20,200 159,326
Glarun Technology Co., Ltd.,
Class A 50,500 211,940
#*Global New Material
International Holdings, Ltd. 203,000 133,178
GoerTek, Inc., Class A 118,600 378,654
Goke Microelectronics Co.,
Ltd., Class A 5,300 61,628
Goldenmax International
Group, Ltd., Class A 34,400 57,205
Goldwind Science &
Technology Co., Ltd., Class H 545,600 487,217
Goneo Group Co., Ltd., Class
A 26,912 176,024
Goodbaby International
Holdings, Ltd. 499,000 69,924
*GoodWe Technologies Co.,
Ltd., Class A 8,566 49,648
*Gosuncn Technology Group
Co., Ltd., Class A 54,200 37,435
Gotion High-tech Co., Ltd.,
Class A 93,700 379,858
Grandblue Environment Co.,
Ltd., Class A 33,900 125,864
*Grandjoy Holdings Group Co.,
Ltd., Class A 89,800 37,613
Great Wall Motor Co., Ltd.,
Class A 1,888,500 3,088,960
Greattown Holdings, Ltd.,
Class A 20,100 8,670
Gree Electric Appliances, Inc.
of Zhuhai, Class A 160,400 1,014,874
Greentown China Holdings,
Ltd. 938,500 1,179,999
Ω#Greentown Management
Holdings Co., Ltd. 162,000 58,815
Greentown Service Group Co.,
Ltd., Class A 1,150,000 701,720
GRG Banking Equipment Co.,
Ltd., Class A 74,900 137,434
GRG Metrology & Test Group
Co., Ltd., Class A 30,400 72,267
Grinm Advanced Materials
Co., Ltd., Class A 40,000 104,130
Guangdong Advertising Group
Co., Ltd., Class A 59,900 65,464

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Guangdong Aofei Data
Technology Co., Ltd., Class A 37,919 $ 110,020
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 115,200 74,455
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 191,700 97,576
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 86,800 100,281
*Guangdong DFP New
Material Group Co., Ltd., Class
A 141,700 81,362
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 66,200 129,458
Guangdong Dongpeng
Holdings Co., Ltd., Class A 84,100 69,401
Guangdong Dowstone
Technology Co., Ltd., Class A 21,900 51,878
Guangdong Electric Power
Development Co., Ltd., Class
A 88,900 57,457
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 53,200 78,654
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 24,000 46,334
Guangdong Goworld Co., Ltd.,
Class A 44,200 79,631
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 11,900 18,419
Guangdong Guanhao High-
Tech Co., Ltd., Class A 122,800 53,138
Guangdong Haid Group Co.,
Ltd., Class A 61,200 478,892
*Guangdong HEC Technology
Holding Co., Ltd., Class A 116,500 239,457
Guangdong Hongda Holdings
Group Co., Ltd., Class A 31,927 162,066
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 12,300 20,829
Guangdong Huate Gas Co.,
Ltd. 7,580 54,404
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 29,745 91,130
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 22,500 69,152
Guangdong Lingxiao Pump
Industry Co., Ltd., Class A 25,100 56,117
Guangdong Marubi
Biotechnology Co., Ltd., Class
A 5,000 27,558
Shares Value
CHINA — (Continued)
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 74,500 $ 127,607
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 59,700 60,609
Guangdong Sirio Pharma Co.,
Ltd., Class A 20,081 63,806
Guangdong South New Media
Co., Ltd., Class A 14,900 84,831
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 44,900 63,145
*Guangdong Topstar
Technology Co., Ltd., Class A 13,300 61,241
Guangdong Vanward New
Electric Co., Ltd., Class A 34,700 56,260
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 45,600 93,411
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 164,500 67,988
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 11,700 32,519
Guanghui Energy Co., Ltd.,
Class A 331,800 249,418
#Guangshen Railway Co.,
Ltd., Class H 860,000 214,726
Guangxi Energy Co., Ltd.,
Class A 120 68
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 24,500 74,551
Guangxi Liugong Machinery
Co., Ltd., Class A 76,600 113,675
Guangxi LiuYao Group Co.,
Ltd., Class A 32,500 81,405
*Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 189,186 71,369
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 97,100 125,647
Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 100,000 230,318
Guangzhou Development
Group, Inc., Class A 137,400 121,008
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 14,500 51,825
Guangzhou Haige
Communications Group, Inc.
Co., Class A 75,900 139,374
Guangzhou Haoyang
Electronic Co., Ltd., Class A 8,000 39,622
Guangzhou KDT Machinery
Co., Ltd., Class A 30,900 69,084
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 2,500 10,697

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Guangzhou Lingnan Group
Holdings Co., Ltd., Class A 41,400 $ 70,625
Guangzhou Port Co., Ltd.,
Class A 124,300 56,890
#*Guangzhou R&F Properties
Co., Ltd., Class H 303,600 34,808
Guangzhou Restaurant Group
Co., Ltd., Class A 27,200 59,642
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,100 102,571
Guangzhou Sie Consulting
Co., Ltd., Class A 14,900 62,843
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 77,740 203,671
Guangzhou Wondfo Biotech
Co., Ltd., Class A 19,700 65,328
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 58,400 83,102
Guilin Layn Natural Ingredients
Corp., Class A 48,400 55,514
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 25,200 52,740
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 62,700 71,742
Guizhou Chanhen Chemical
Corp., Class A 22,600 77,107
Guizhou Gas Group Corp.,
Ltd., Class A 70,900 67,456
Guizhou Guihang Automotive
Components Co., Ltd., Class A 26,300 55,954
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 59,500 41,178
Guizhou Qianyuan Power Co.,
Ltd. 28,500 62,374
Guizhou Sanli Pharmaceutical
Co., Ltd. 24,600 46,026
Guizhou Tyre Co., Ltd., Class
A 135,600 85,194
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 121,100 62,984
*Guizhou Zhenhua E-chem,
Inc., Class A 31,937 60,905
Guomai Technologies, Inc.,
Class A 31,500 52,863
*Guosheng Financial Holding,
Inc., Class A 71,400 151,312
ΩGuotai Haitong Securities
Co., Ltd., Class H 1,440,760 3,105,434
Guoyuan Securities Co., Ltd.,
Class A 172,200 203,004
Gushengtang Holdings, Ltd. 109,800 500,045
H World Group, Ltd., Class F 1,114,800 3,479,312
#H World Group, Ltd.,
Sponsored ADR 12,540 391,499
Ω#*Haichang Ocean Park
Holdings, Ltd. 1,142,000 113,473
ΩHaidilao International
Holding, Ltd., Class H 1,186,000 2,103,073
Shares Value
CHINA — (Continued)
Haier Smart Home Co., Ltd.,
Class A 16,100 $ 55,466
Haier Smart Home Co., Ltd.,
Class H 2,114,000 6,651,694
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 24,700 49,947
*Hainan Airlines Holding Co.,
Ltd., Class A 574,800 117,986
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 3,187 19,099
*Hainan Haide Capital
Management Co., Ltd., Class
A 26,680 24,163
*Hainan Haiqi Transportation
Group Co., Ltd. 8,700 25,532
Hainan Jinpan Smart
Technology Co., Ltd. 18,398 96,708
#*Hainan Meilan International
Airport Co., Ltd., Class A 179,000 246,268
Hainan Mining Co., Ltd., Class
A 27,600 30,317
Hainan Strait Shipping Co.,
Ltd., Class A 98,900 111,517
Haisco Pharmaceutical Group
Co., Ltd., Class A 27,000 208,916
Haitian International Holdings,
Ltd. 402,000 1,093,338
Hand Enterprise Solutions Co.,
Ltd., Class A 41,500 108,668
Hangcha Group Co., Ltd.,
Class A 59,960 175,883
*Hangjin Technology Co., Ltd.,
Class A 21,840 66,033
Hangxiao Steel Structure Co.,
Ltd., Class A 192,682 70,817
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 147,700 204,439
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 16,200 97,602
Hangzhou Dptech
Technologies Co., Ltd., Class
A 15,900 38,062
Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 16,900 52,855
Hangzhou First Applied
Material Co., Ltd., Class A 104,440 211,916
*Hangzhou GreatStar
Industrial Co., Ltd., Class A 54,200 233,858
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 15,820 85,790
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 5,957 58,734
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 43,224 54,133
*Hangzhou Iron & Steel Co.,
Class A 84,600 105,131

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 24,000 $ 81,851
Hangzhou Onechance Tech
Corp., Class A 12,300 43,279
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 45,200 137,414
Hangzhou Robam Appliances
Co., Ltd., Class A 31,500 83,357
Ω#*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 19,600 42,346
Hangzhou Shunwang
Technology Co., Ltd., Class A 19,700 53,497
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 39,500 140,191
Hangzhou Sunrise Technology
Co., Ltd., Class H 34,300 74,830
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 73,800 524,121
Hangzhou Weiguang
Electronic Co., Ltd., Class A 12,300 56,517
Hangzhou Zhongtai Cryogenic
Technology Corp. 31,700 68,190
Han's Laser Technology
Industry Group Co., Ltd., Class
A 24,700 92,391
ΩHansoh Pharmaceutical
Group Co., Ltd. 658,000 2,963,096
Hanwei Electronics Group
Corp., Class A 9,000 54,011
Haohua Chemical Science &
Technology Co., Ltd., Class A 22,200 79,037
Harbin Boshi Automation Co.,
Ltd., Class A 39,200 88,075
Harbin Electric Co., Ltd., Class
H 432,000 411,638
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 42,300 67,760
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 163,300 84,026
*Harbin Pharmaceutical Group
Co., Ltd., Class A 123,300 69,258
HBIS Resources Co., Ltd.,
Class A 32,000 61,424
Ω*HBM Holdings, Ltd. 264,000 316,127
*Hebei Changshan
Biochemical Pharmaceutical
Co., Ltd., Class A 13,900 81,547
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 47,500 110,545
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 9,400 69,696
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 53,500 157,750
Hefei Meiya Optoelectronic
Technology, Inc., Class A 46,930 109,934
Shares Value
CHINA — (Continued)
*Hefei Urban Construction
Development Co., Ltd., Class
A 65,580 $ 62,577
Heilongjiang Agriculture Co.,
Ltd., Class A 74,300 153,954
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 14,200 25,642
Henan Liliang Diamond Co.,
Ltd., Class A 19,700 80,792
Henan Lingrui Pharmaceutical
Co., Class A 24,500 77,474
Henan Mingtai Al Industrial
Co., Ltd., Class A 45,000 77,141
Henan Pinggao Electric Co.,
Ltd., Class A 36,200 78,674
*Henan Rebecca Hair
Products Co., Ltd., Class A 200 87
Henan Senyuan Electric Co.,
Ltd., Class A 100 72
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 132,300 324,777
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 129,400 442,927
Henan Thinker Automatic
Equipment Co., Ltd., Class A 15,000 60,206
*Henan Yicheng New Energy
Co., Ltd., Class A 141,400 85,701
Henan Yuguang Gold & Lead
Co., Ltd., Class A 76,148 85,968
*Henan Yuneng Holdings Co.,
Ltd., Class A 99,900 75,235
*Henan Zhongfu Industry Co.,
Ltd., Class A 198,800 126,831
Henan Zhongyuan
Expressway Co., Ltd., Class A 200 126
Hengan International Group
Co., Ltd., Class A 553,500 1,656,975
Hengbao Co., Ltd., Class A 45,900 126,747
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 80,500 172,160
Hengdian Group Tospo
Lighting Co., Ltd., Class A 29,107 49,250
Hengli Petrochemical Co., Ltd.,
Class A 360,600 772,693
Hengtong Logistics Co., Ltd.,
Class A 22,500 30,426
Hengtong Optic-electric Co.,
Ltd., Class A 120,800 266,892
Hengyi Petrochemical Co.,
Ltd., Class A 173,800 144,387
*Hesai Group, Class A, ADR 17,806 338,314
Hesteel Co., Ltd., Class A 547,600 182,275
Hexing Electrical Co., Ltd.,
Class A 22,000 81,590
HG Technologies Co., Ltd. 10,600 28,815
#Hisense Home Appliances
Group Co., Ltd., Class H 292,000 840,662

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Hisense Visual Technology
Co., Ltd., Class A 63,100 $ 199,009
Hitevision Co., Ltd., Class A 12,500 43,081
Hithink RoyalFlush Information
Network Co., Ltd., Class A 17,100 672,597
HLA Group Corp., Ltd., Class
A 261,100 246,970
HMT Xiamen New Technical
Materials Co., Ltd., Class A 8,730 54,606
Hongfa Technology Co., Ltd.,
Class A 34,496 117,360
*Honghua Group, Ltd., Class A 51,000 1,611
Hongli Zhihui Group Co., Ltd.,
Class A 52,000 48,825
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 103,000 46,713
Hongrun Construction Group
Co., Ltd., Class A 101,800 72,430
Hongta Securities Co., Ltd.,
Class A 39,800 47,858
*Hongyuan Green Energy Co.,
Ltd., Class A 27,900 74,991
Horizon Construction
Development, Ltd., Class A 51,000 7,471
Hoshine Silicon Industry Co.,
Ltd., Class A 16,700 121,946
Huaan Securities Co., Ltd.,
Class A 117,120 98,437
Huada Automotive Technology
Corp., Ltd., Class A 17,300 86,570
Huadian Heavy Industries Co.,
Ltd., Class A 72,700 64,934
Huadian Power International
Corp., Ltd., Class H 1,116,000 599,939
Huadong Medicine Co., Ltd.,
Class A 57,500 353,284
Huafon Chemical Co., Ltd.,
Class A 270,800 282,060
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 86,300 103,892
Huafu Fashion Co., Ltd., Class
A 125,000 80,615
Huagong Tech Co., Ltd., Class
A 27,900 195,643
Huaibei Mining Holdings Co.,
Ltd., Class A 164,300 280,054
*Huaihe Energy Group Co.,
Ltd., Class A 153,900 75,134
Huakai Yibai Technology Co.,
Ltd. 25,000 38,973
Hualan Biological Engineering,
Inc., Class A 56,700 130,383
Huaming Power Equipment
Co., Ltd., Class H 38,700 94,466
Huaneng Power International,
Inc., Class H 2,766,000 1,878,061
Huangshan Novel Co., Ltd.,
Class A 44,300 71,394
Shares Value
CHINA — (Continued)
Huangshan Tourism
Development Co., Ltd., Class
A 41,000 $ 65,962
*Huapont Life Sciences Co.,
Ltd., Class A 97,000 58,925
ΩHuatai Securities Co., Ltd.,
Class H 1,095,200 2,519,658
Huatu Cendes Co., Ltd., Class
A 6,860 63,089
Huaxi Securities Co., Ltd.,
Class A 41,200 57,256
Huaxia Bank Co., Ltd., Class A 194,500 214,457
Huaxin Cement Co., Ltd.,
Class A 100 213
#Huaxin Cement Co., Ltd.,
Class H 85,700 140,832
Huayu Automotive Systems
Co., Ltd., Class A 119,800 292,098
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 329,300 69,877
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 85,824 64,872
Hubei Chutian Smart
Communication Co., Ltd.,
Class A 157,800 93,452
Hubei Dinglong Co., Ltd.,
Class A 37,100 146,080
Hubei Energy Group Co., Ltd.,
Class A 185,700 117,701
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 15,800 184,949
Hubei Huitian New Materials
Co., Ltd., Class A 41,100 57,231
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 43,000 160,127
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 58,700 201,659
Hubei Yihua Chemical Industry
Co., Ltd., Class A 53,000 99,969
Hubei Zhenhua Chemical Co.,
Ltd. 53,900 106,900
Ω#*Huitongda Network Co.,
Ltd., Class H 5,400 9,507
*Huizhou CEE Technology,
Inc., Class A 39,900 67,568
Huizhou Desay Sv Automotive
Co., Ltd., Class A 16,300 229,663
Humanwell Healthcare Group
Co., Ltd., Class A 78,600 237,429
Hunan Aihua Group Co., Ltd.,
Class A 29,500 65,258
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 101,100 65,762
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 49,400 42,410

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Hunan Gold Corp., Ltd., Class
A 70,460 $ 173,653
Hunan Jiudian Pharmaceutical
Co., Ltd., Class A 28,660 73,258
*Hunan Kaimeite Gases Co.,
Ltd., Class A 21,400 34,993
*Hunan New Wellful Co., Ltd.,
Class A 28,700 24,759
*Hunan Silver Co., Ltd., Class
A 48,200 29,882
Hunan Valin Steel Co., Ltd.,
Class A 316,520 248,468
Hunan Zhongke Electric Co.,
Ltd., Class A 30,600 69,177
Hundsun Technologies, Inc.,
Class A 40,002 200,837
*HY Energy Group Co., Ltd.,
Class A 100 13
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 388,000 845,197
*Hymson Laser Technology
Group Co., Ltd. 13,449 57,991
*Hytera Communications
Corp., Ltd., Class A 85,900 139,509
*HyUnion Holding Co., Ltd.,
Class A 57,500 78,233
*IAT Automobile Technology
Co., Ltd., Class A 27,400 43,968
Ω#*iDreamSky Technology
Holdings, Ltd., Class A 300,800 48,664
IEIT Systems Co., Ltd., Class
A 38,200 295,472
Iflytek Co., Ltd., Class A 43,300 292,943
IKD Co., Ltd., Class A 47,200 113,382
Ω*IMAX China Holding, Inc.,
Class A 100 108
Imeik Technology
Development Co., Ltd., Class
A 9,741 249,800
Industrial & Commercial Bank
of China, Ltd., Class H 40,513,000 31,068,568
Industrial Bank Co., Ltd., Class
A 686,900 2,156,863
INESA Intelligent Tech, Inc. 27,100 83,403
Infore Environment
Technology Group Co., Ltd.,
Class A 95,500 87,683
Ω*Ingdan, Inc., Class A 1,000 252
Ingenic Semiconductor Co.,
Ltd., Class A 13,500 124,979
*INKON Life Technology Co.,
Ltd., Class A 41,000 57,831
Inmyshow Digital Technology
Group Co., Ltd., Class A 54,300 38,333
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 620,100 231,349
Inner Mongolia Berun
Chemical Co., Ltd., Class A 222,900 178,377
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 543,000 1,515,990
Shares Value
CHINA — (Continued)
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 86,036 $ 121,115
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 12,900 80,189
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 398,200 294,914
Inner Mongolia MengDian
HuaNeng Thermal Power
Corp., Ltd., Class A 26,600 14,868
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 89,500 217,599
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 257,805 980,061
Ω*Innovent Biologics, Inc. 434,500 5,424,331
Innuovo Technology Co., Ltd.,
Class A 54,000 82,982
*Insigma Technology Co., Ltd.,
Class A 40,400 52,614
Intco Medical Technology Co.,
Ltd., Class A 13,400 63,839
#*iQIYI, Inc., Sponsored ADR 452,738 833,038
iRay Group, Class A 6,783 80,425
IReader Technology Co., Ltd.,
Class A 18,400 53,004
*IRICO Display Devices Co.,
Ltd. 192,700 164,365
*J&T Global Express, Ltd.,
Class A 1,383,800 1,819,212
*JA Solar Technology Co.,
Ltd., Class A 154,000 236,226
Jade Bird Fire Co., Ltd., Class
A 42,600 61,624
Jafron Biomedical Co., Ltd.,
Class A 35,400 116,213
Jangho Group Co., Ltd., Class
A 65,300 71,185
Jason Furniture Hangzhou
Co., Ltd., Class A 48,430 170,609
JCET Group Co., Ltd., Class A 62,199 302,532
JCHX Mining Management
Co., Ltd., Class A 31,800 208,569
Ω*JD Health International, Inc. 715,200 4,582,746
Ω*JD Logistics, Inc. 1,905,600 3,315,987
JD.com, Inc. 1,566,580 24,526,456
#JD.com, Inc., Sponsored
ADR 18,042 568,143
#JF SmartInvest Holdings, Ltd. 29,000 192,102
Jiajiayue Group Co., Ltd.,
Class A 32,100 47,548
Jiang Su Suyan Jingshen Co.,
Ltd., Class A 63,700 92,588
Jiangling Motors Corp., Ltd.,
Class A 28,400 83,307
Jianglong Shipbuilding Co.,
Ltd., Class A 11,200 22,943
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 7,200 34,241

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 88,000 $ 72,131
Jiangsu Azure Corp., Class A 69,100 138,388
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 20,800 75,034
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 3,900 21,831
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 135,200 66,754
Jiangsu Changbao Steeltube
Co., Ltd. 62,700 47,915
Jiangsu Changshu Automotive
Trim Group Co., Ltd., Class A 23,000 42,617
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 174,361 178,709
Jiangsu Cnano Technology
Co., Ltd., Class A 13,846 80,654
*Jiangsu Dagang Co., Ltd.,
Class A 11,600 22,475
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 48,200 61,635
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 120,300 148,994
Jiangsu Etern Co., Ltd., Class
A 41,400 51,964
Jiangsu Expressway Co., Ltd.,
Class H 682,000 836,645
*Jiangsu General Science
Technology Co., Ltd., Class A 119,500 77,068
Jiangsu Gian Technology Co.,
Ltd., Class A 10,600 63,128
Jiangsu Guomao Reducer Co.,
Ltd., Class A 32,500 66,801
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 10,700 98,731
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 38,785 395,908
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 181,880 1,586,676
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 50,800 54,744
Jiangsu High Hope
International Group Corp.,
Class A 167,100 68,831
Jiangsu Hongdou Industrial
Co., Ltd., Class A 149,800 45,500
Jiangsu Hongtian Technology
Co., Ltd., Class A 14,300 59,182
*Jiangsu Hoperun Software
Co., Ltd., Class A 23,100 170,057
Jiangsu Huachang Chemical
Co., Ltd., Class A 102,300 96,764
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 115,900 74,907
Shares Value
CHINA — (Continued)
Jiangsu Jibeier Pharmaceutical
Co., Ltd., Class A 14,669 $ 69,986
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 38,600 159,803
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 31,200 76,418
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 52,200 284,450
Jiangsu Lianyungang Port Co.,
Ltd. 102,100 83,689
Jiangsu Lihua Foods Group
Co., Ltd., Class A 37,800 101,234
Jiangsu Linyang Energy Co.,
Ltd., Class A 90,500 72,423
*Jiangsu Lopal Tech Co., Ltd.,
Class A 32,600 63,028
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 23,352 102,247
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 48,500 148,456
Jiangsu Pacific Quartz Co.,
Ltd., Class A 22,750 110,308
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 104,500 158,267
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 62,400 83,948
Jiangsu Rainbow Heavy
Industries Co., Ltd., Class A 37,000 34,382
Jiangsu Shemar Electric Co.,
Ltd., Class A 6,800 26,775
Jiangsu Shentong Valve Co.,
Ltd., Class A 38,000 71,729
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 86,700 68,059
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 28,560 72,685
Jiangsu Sopo Chemical Co.,
Class A 45,000 50,553
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd.,
Class H 69,080 51,162
Jiangsu ToLand Alloy Co.,
Ltd., Class A 18,900 64,562
Jiangsu Tongrun Equipment
Technology Co., Ltd. 18,200 30,265
Jiangsu Xinquan Automotive
Trim Co., Ltd., Class A 24,500 138,909
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 54,800 512,719
Jiangsu Yangnong Chemical
Co., Ltd., Class A 18,440 168,871
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 73,400 50,798
Jiangsu Yoke Technology Co.,
Ltd., Class A 17,200 131,847

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 46,400 $ 224,464
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 115,780 71,939
Jiangsu Zhongtian Technology
Co., Ltd., Class A 73,600 141,377
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 182,600 75,976
*Jiangsu Zongyi Co., Ltd.,
Class A 81,600 61,000
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 39,500 59,933
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 30,700 42,749
Jiangxi Ganneng Co., Ltd.,
Class A 28,100 35,465
Jiangxi Ganyue Expressway
Co., Ltd., Class A 91,800 64,551
Jiangxi Guotai Group Co., Ltd.,
Class A 38,800 69,580
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 17,400 31,807
Jiangxi Lianchuang
Optoelectronic Science &
Technology Co., Ltd., Class A 9,800 74,538
*Jiangxi Special Electric Motor
Co., Ltd., Class A 43,500 45,610
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 12,360 67,181
Jiangyin Haida Rubber and
Plastic Co., Ltd., Class A 37,200 50,768
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 30,700 71,234
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 24,500 62,421
Jiangzhong Pharmaceutical
Co., Ltd., Class A 29,000 87,882
Jianmin Pharmaceutical Group
Co., Ltd., Class A 10,800 62,387
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 60,300 69,665
Jiayin Group, Inc., ADR 222 2,961
Jiayou International Logistics
Co., Ltd., Class A 60,760 93,539
Jiaze Renewables Co., Ltd.,
Class A 300 154
*Jihua Group Corp., Ltd.,
Class A 123,600 69,427
*Jilin Chemical Fibre, Class A 104,000 58,273
Jilin Electric Power Co., Ltd.,
Class A 134,100 95,969
Jilin OLED Material Tech Co.,
Ltd. 18,372 45,712
Jinduicheng Molybdenum Co.,
Ltd., Class A 179,500 320,402
Shares Value
CHINA — (Continued)
Jinghua Pharmaceutical Group
Co., Ltd., Class A 62,800 $ 68,024
Jingjin Equipment, Inc., Class
A 21,600 46,764
Jinhong Gas Co., Ltd., Class A 18,619 45,500
Jinhui Liquor Co., Ltd., Class A 22,100 55,693
*Jinke Smart Services Group
Co., Ltd., Class H 49,400 42,541
JinkoSolar Holding Co., Ltd.,
Class A, Sponsored ADR 28,809 632,069
Jinlei Technology Co., Ltd.,
Class A 19,500 57,579
Jinlongyu Group Co., Ltd.,
Class A 11,700 52,300
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 171,600 71,161
Jinneng Science&Technology
Co., Ltd., Class A 63,600 63,069
Ω#*Jinxin Fertility Group, Ltd.,
Class A 1,931,000 819,138
Jinyu Bio-Technology Co.,
Ltd., Class A 53,000 62,995
*Jinyuan EP Co., Ltd., Class A 27,700 19,785
Jinzai Food Group Co., Ltd.,
Class A 32,800 57,546
JiuGui Liquor Co., Ltd., Class
A 7,063 46,060
ΩJiumaojiu International
Holdings, Ltd., Class A 763,000 276,041
Jizhong Energy Resources
Co., Ltd., Class A 186,800 154,669
JL Mag Rare-Earth Co., Ltd.,
Class A 34,266 130,027
JNBY Design, Ltd. 156,500 370,815
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
A 98,000 172,617
Joinn Laboratories China Co.,
Ltd., Class H 7,600 33,635
Ω#Joinn Laboratories China
Co., Ltd., Class H 17,100 52,171
Jointo Energy Investment Co.,
Ltd., Class A 94,900 94,239
Jointown Pharmaceutical
Group Co., Ltd., Class A 219,603 163,251
*Jolywood Suzhou Sunwatt
Co., Ltd., Class A 71,000 59,772
Jones Tech PLC, Class A 18,500 77,000
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 32,900 85,830
Joyoung Co., Ltd., Class A 44,800 62,569
JS Corrugating Machinery Co.,
Ltd., Class A 40,000 63,909
JSTI Group, Class A 61,868 82,546
Juewei Food Co., Ltd., Class A 28,700 60,503
Juneyao Airlines Co., Ltd.,
Class A 108,400 184,019

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Jushri Technologies, Inc.,
Class A 8,900 $ 29,230
Jutze Intelligent Technology
Co., Ltd. 15,300 40,275
Kailuan Energy Chemical Co.,
Ltd., Class A 50,900 42,639
Kaishan Group Co., Ltd.,
Class A 37,100 69,876
Kangji Medical Holdings, Ltd. 337,500 362,006
*KBC Corp., Ltd., Class A 16,215 59,596
Keboda Technology Co., Ltd.,
Class A 11,000 79,347
Keda Industrial Group Co.,
Ltd., Class A 69,700 102,759
Keeson Technology Corp.,
Ltd., Class A 13,700 24,055
Kehua Data Co., Ltd., Class A 19,700 115,437
Keli Sensing Technology
Ningbo Co., Ltd. 7,700 68,326
Keshun Waterproof
Technologies Co., Ltd., Class
A 63,200 46,369
Kidswant Children Products
Co., Ltd., Class A 71,800 133,538
Kinetic Development Group,
Ltd. 490,000 80,522
KingClean Electric Co., Ltd.,
Class A 16,100 51,402
*Kingdee International
Software Group Co., Ltd. 87,000 202,815
Kingfa Sci & Tech Co., Ltd.,
Class A 120,400 210,903
Kingnet Network Co., Ltd.,
Class A 91,600 233,250
Kingsemi Co., Ltd. 3,045 48,153
#*Kingsoft Cloud Holdings, Ltd. 1,112,000 1,106,334
Konfoong Materials
International Co., Ltd., Class A 9,700 93,230
*Konka Group Co., Ltd., Class
A 78,200 52,385
KPC Pharmaceuticals, Inc.,
Class A 13,000 26,396
Kuaijishan Shaoxing Wine Co.,
Ltd., Class W 29,400 75,761
Ω*Kuaishou Technology,
Class W 2,112,200 20,718,395
Kuang-Chi Technologies Co.,
Ltd., Class A 14,900 84,438
Kuangda Technology Group
Co., Ltd., Class A 91,000 63,989
*Kunlun Tech Co., Ltd., Class
A 14,900 74,188
Kunshan Dongwei Technology
Co., Ltd., Class A 12,000 79,371
Kunshan Huguang Auto
Harness Co., Ltd., Class A 15,200 69,526
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 16,960 75,812
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 28,200 62,539
Shares Value
CHINA — (Continued)
Kweichow Moutai Co., Ltd.,
Class A 46,300 $ 9,129,195
*KWG Group Holdings, Ltd. 676,500 29,731
*Kyland Technology Co., Ltd.,
Class A 20,700 59,802
Lakala Payment Co., Ltd.,
Class A 33,700 125,682
Lancy Co., Ltd., Class A 21,700 52,999
Lanzhou Lishang Guochao
Industrial Group Co., Ltd.,
Class A 44,400 32,699
Lao Feng Xiang Co., Ltd.,
Class A 17,100 111,586
Laobaixing Pharmacy Chain
JSC, Class A 39,390 106,530
Launch Tech Co., Ltd., Class
H 130,500 195,168
LB Group Co., Ltd., Class A 115,300 272,651
Leader Harmonious Drive
Systems Co., Ltd. 3,271 58,822
Ω*Legend Holdings Corp.,
Class H 451,900 573,366
Lenovo Group, Ltd., Class A 6,760,000 8,714,803
Lens Technology Co., Ltd.,
Class A 197,400 624,489
Leo Group Co., Ltd., Class A 165,800 88,072
Lepu Medical Technology
Beijing Co., Ltd., Class A 74,400 160,559
Leshan Giantstar Farming &
Husbandry Corp., Ltd., Class A 8,700 24,965
Levima Advanced Materials
Corp., Class A 38,000 83,851
Leyard Optoelectronic Co.,
Ltd., Class A 60,000 50,345
*Li Auto, Inc., Class A 543,700 7,189,307
#*Li Auto, Inc., Class A, ADR 53,955 1,408,225
Li Ning Co., Ltd. 1,891,000 4,013,256
*LianChuang Electronic
Technology Co., Ltd., Class A 26,500 39,069
Lianhe Chemical Technology
Co., Ltd., Class A 65,000 93,305
Liaoning Energy Industry Co.,
Ltd., Class A 109,100 59,012
Liaoning Port Co., Ltd., Class
H 2,000 209
Lier Chemical Co., Ltd., Class
A 13,200 23,397
#*Lifetech Scientific Corp. 2,194,000 570,160
Lijiang Yulong Tourism Co.,
Ltd., Class A 34,700 42,255
*Linewell Software Co., Ltd.,
Class H 20,000 37,225
Lingbao Gold Group Co., Ltd.,
Class H 582,000 754,746
Lingyi iTech Guangdong Co.,
Class A 222,800 278,415
*Liuzhou Iron & Steel Co., Ltd.,
Class A 62,600 55,045
Livzon Pharmaceutical Group,
Inc., Class H 104,700 500,159

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 14,800 $ 36,948
Loncin Motor Co., Ltd., Class A 121,900 203,725
*Long Yuan Construction
Group Co., Ltd., Class A 200 95
ΩLongfor Group Holdings,
Ltd., Class A 1,526,000 1,903,126
Longhua Technology Group
Luoyang Co., Ltd., Class A 61,700 75,561
*LONGi Green Energy
Technology Co., Ltd., Class A 214,052 467,873
Longshine Technology Group
Co., Ltd., Class A 40,900 115,663
Lontium Semiconductor Corp. 2,745 25,325
*Lotus Holdings Co., Ltd. 118,200 101,311
Lucky Harvest Co., Ltd., Class
A 19,110 108,773
Luoniushan Co., Ltd., Class A 90,201 79,064
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 51,200 46,157
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 18,500 84,954
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 50,600 58,669
Luxi Chemical Group Co., Ltd.,
Class A 114,100 183,884
Luxshare Precision Industry
Co., Ltd., Class A 377,800 1,919,338
Luyang Energy-Saving
Materials Co., Ltd. 31,700 47,219
Ω#*Luye Pharma Group, Ltd.,
Class A 1,776,500 973,115
Luzhou Laojiao Co., Ltd.,
Class A 69,106 1,177,932
*Maanshan Iron & Steel Co.,
Ltd., Class H 332,000 92,199
Maccura Biotechnology Co.,
Ltd., Class A 45,100 80,189
*Malion New Materials Co.,
Ltd., Class A 45,200 78,549
Mango Excellent Media Co.,
Ltd., Class A 83,300 254,514
ΩMaoyan Entertainment,
Class A 523,200 519,201
*Maoye Commercial Co., Ltd.,
Class A 51,800 33,479
*Marssenger Kitchenware Co.,
Ltd., Class A 25,200 49,490
Maxscend Microelectronics
Co., Ltd., Class A 14,852 153,130
Maxvision Technology Corp.,
Class A 16,700 73,700
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 22,900 90,422
Mehow Innovative, Ltd., Class
A 4,200 10,759
MeiG Smart Technology Co.,
Ltd., Class A 6,300 38,778
Shares Value
CHINA — (Continued)
Meihua Holdings Group Co.,
Ltd., Class A 154,715 $ 241,400
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 180,500 127,924
ΩMeitu, Inc., Class W 778,000 1,197,228
Ω*Meituan, Class W 2,748,600 42,577,039
Mesnac Co., Ltd., Class A 20,700 24,776
Metallurgical Corp. of China,
Ltd., Class H 1,833,000 396,955
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 81,200 47,750
#MicroPort NeuroScientific
Corp. 42,000 76,510
#*Microport Scientific Corp. 551,400 998,842
Micro-Tech Nanjing Co., Ltd. 7,306 83,900
Midea Group Co., Ltd., Class A 179,900 1,751,294
ΩMidea Real Estate Holding,
Ltd. 198,400 109,436
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 7,800 57,887
Ming Yang Smart Energy
Group, Ltd., Class A 52,000 80,053
MINISO Group Holding, Ltd.,
Class A, ADR 1,100 21,021
MINISO Group Holding, Ltd.,
Class F 346,800 1,650,061
*Minmetals Development Co.,
Ltd., Class F 24,200 26,784
*Miracle Automation
Engineering Co., Ltd. 26,200 57,849
MLS Co., Ltd., Class A 52,400 61,410
*MOG Digitech Holdings, Ltd. 220,000 15,694
Montage Technology Co., Ltd.,
Class A 7,956 93,814
Morimatsu International
Holdings Co., Ltd. 338,000 391,822
*Mount Everest Gold Group
Co., Ltd. 264,000 51,455
Muyuan Foods Co., Ltd., Class
A 249,280 1,602,816
*<Myhome Real Estate
Development Group Co., Ltd.,
Class A 300 –
MYS Group Co., Ltd., Class A 94,700 48,596
Nancal Technology Co., Ltd.,
Class A 11,600 58,722
*Nanfang Zhongjin
Environment Co., Ltd., Class A 156,100 82,703
Nanhua Futures Co., Ltd.,
Class A 30,100 95,265
NanJi E-Commerce Co., Ltd.,
Class A 51,100 26,223
Nanjing Cosmos Chemical
Co., Ltd., Class A 32,620 67,365
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 6,700 34,094
Nanjing Iron & Steel Co., Ltd.,
Class A 224,600 141,734

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 52,469 $ 86,233
Nanjing Pharmaceutical Co.,
Ltd., Class A 128,200 92,458
Nanjing Securities Co., Ltd.,
Class A 119,300 136,174
*Nanjing Tanker Corp., Class
A 280,800 110,993
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 73,800 76,562
Nantong Jianghai Capacitor
Co., Ltd., Class A 36,500 120,887
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 22,400 69,746
NARI Technology Co., Ltd.,
Class A 352,458 1,069,565
*National Silicon Industry
Group Co., Ltd., Class A 5,820 15,006
NAURA Technology Group
Co., Ltd., Class A 22,575 1,049,505
*NavInfo Co., Ltd., Class A 77,721 90,546
NBTM New Materials Group
Co., Ltd., Class A 23,900 79,521
#NetDragon Websoft Holdings,
Ltd. 246,500 341,018
Ω*NetEase Cloud Music, Inc. 38,100 1,232,790
NetEase, Inc., Class H 942,100 24,530,604
NetEase, Inc., Sponsored ADR 55,032 7,170,670
Neusoft Corp., Class A 23,600 32,175
New China Life Insurance Co.,
Ltd., Class H 871,600 5,584,902
New Guomai Digital Culture
Co., Ltd., Class A 14,900 26,203
New Hope Dairy Co., Ltd.,
Class A 33,400 75,414
New Hope Liuhe Co., Ltd.,
Class A 104,400 139,293
*New Journey Health
Technology Group Co., Ltd. 265,500 81,747
New Trend International Logis-
Tech Co., Ltd. 31,600 53,556
Neway Valve Suzhou Co.,
Ltd., Class A 33,400 133,596
*Newborn Town, Inc. 360,000 487,032
Newland Digital Technology
Co., Ltd., Class A 48,200 199,012
*Ninestar Corp., Class A 67,700 221,028
Ningbo Boway Alloy Material
Co., Ltd., Class A 38,800 96,056
Ningbo Construction Co., Ltd.,
Class A 300 225
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 20,700 55,237
Ningbo Huaxiang Electronic
Co., Ltd., Class A 43,100 119,732
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 36,200 58,240
Shares Value
CHINA — (Continued)
Ningbo Jintian Copper Group
Co., Ltd., Class A 90,300 $ 97,937
Ningbo Joyson Electronic
Corp., Class A 74,000 188,125
Ningbo Orient Wires & Cables
Co., Ltd., Class A 32,800 215,673
Ningbo Peacebird Fashion
Co., Ltd., Class A 32,600 65,108
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 11,890 36,790
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 66,900 208,674
*Ningbo Shanshan Co., Ltd.,
Class A 63,500 88,510
Ningbo Sunrise Elc
Technology Co., Ltd., Class A 19,600 45,614
Ningbo Tuopu Group Co., Ltd.,
Class A 57,200 365,245
Ningbo Xusheng Group Co.,
Ltd., Class A 40,288 74,316
Ningbo Yongxin Optics Co.,
Ltd., Class A 3,100 37,315
Ningbo Yunsheng Co., Ltd.,
Class A 44,500 73,383
Ningbo Zhoushan Port Co.,
Ltd., Class A 35,900 18,074
Ningxia Baofeng Energy Group
Co., Ltd., Class A 358,600 772,883
Ningxia Building Materials
Group Co., Ltd., Class A 33,300 63,088
Ningxia Orient Tantalum
Industry Co., Ltd. 16,100 37,692
Ningxia Western Venture
Industrial Co., Ltd. 92,700 68,655
#*NIO, Inc., Class A 382,280 1,694,693
*Niu Technologies, Class A,
ADR 19,715 70,974
NKY Medical Holdings, Ltd.,
Class A 26,700 61,619
ΩNongfu Spring Co., Ltd.,
Class H 1,513,200 8,761,139
Norinco International
Cooperation, Ltd., Class A 58,500 89,167
North Chemical Industries Co.,
Ltd., Class A 35,800 84,061
North China Pharmaceutical
Co., Ltd., Class A 82,200 78,436
North Copper Co., Ltd., Class
A 78,900 116,322
*North Electro-Optic Co., Ltd.,
Class A 19,900 57,822
North Huajin Chemical
Industries Co., Ltd., Class A 96,000 69,635
*North Industries Group Red
Arrow Co., Ltd., Class A 50,300 151,872
Northeast Pharmaceutical
Group Co., Ltd., Class A 80,600 69,866
Northeast Securities Co., Ltd.,
Class A 70,000 79,901

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Northking Information
Technology Co., Ltd., Class A 35,476 $ 101,702
Novoray Corp., Class A 7,020 56,665
*NSFOCUS Technologies
Group Co., Ltd., Class R 52,100 57,663
*Nuode New Materials Co.,
Ltd., Class A 44,000 38,201
NYOCOR Co., Ltd., Class A 58,200 44,476
Ω#*Ocumension Therapeutics 288,500 378,541
*Offcn Education Technology
Co., Ltd., Class A 248,400 101,976
Offshore Oil Engineering Co.,
Ltd., Class A 198,900 151,998
*OFILM Group Co., Ltd., Class
A 211,600 330,744
Olympic Circuit Technology
Co., Ltd., Class A 34,800 164,535
OmniVision Integrated Circuits
Group, Inc., Class A 41,033 690,200
Onewo, Inc., Class H 137,000 392,675
Oppein Home Group, Inc.,
Class A 20,500 146,567
Opple Lighting Co., Ltd., Class
A 18,400 47,236
ORG Technology Co., Ltd.,
Class A 151,500 113,254
Orient International Enterprise,
Ltd., Class A 61,300 62,829
ΩOrient Securities Co., Ltd.,
Class H 335,600 323,202
*Oriental Energy Co., Ltd.,
Class A 65,100 92,636
*Ourpalm Co., Ltd., Class A 72,100 55,198
Ovctek China, Inc., Class A 36,800 91,410
*Pacific Securities Co., Ltd.
(The), Class A 220,600 122,994
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 30,940 77,713
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 183,700 68,790
*PCI Technology Group Co.,
Ltd., Class A 66,900 53,166
Ω*Peijia Medical, Ltd. 168,000 184,693
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 301,600 –
*Pengxin International Mining
Co., Ltd., Class A 156,000 92,819
People.cn Co., Ltd., Class A 30,400 85,927
People's Insurance Co. Group
of China, Ltd. (The), Class H 7,226,000 5,559,878
Perfect World Co., Ltd., Class
A 51,400 103,724
PetroChina Co., Ltd., Class H 16,526,000 16,147,060
PharmaBlock Sciences
Nanjing, Inc., Class A 14,600 99,747
Ω#Pharmaron Beijing Co.,
Ltd., Class H 164,925 477,967
*Phenix Optical Co., Ltd.,
Class A 21,600 63,031
Shares Value
CHINA — (Continued)
PhiChem Corp., Class A 30,800 $ 84,110
PICC Property & Casualty Co.,
Ltd., Class H 5,482,000 11,396,973
*Piesat Information
Technology Co., Ltd., Class A 9,269 25,621
Ping An Bank Co., Ltd., Class
A 543,321 921,585
Ping An Insurance Group Co.
of China, Ltd., Class A 4,539,500 31,198,220
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 149,800 164,755
PNC Process Systems Co.,
Ltd., Class A 16,300 56,472
POCO Holding Co., Ltd., Class
A 10,000 82,799
*Polaris Bay Group Co., Ltd.,
Class A 68,800 69,657
Poly Developments and
Holdings Group Co., Ltd.,
Class A 109,700 121,412
Poly Property Group Co., Ltd.,
Class H 1,535,724 303,232
#Poly Property Services Co.,
Ltd., Class H 215,800 958,042
*Pony Testing International
Group Co., Ltd., Class A 40,780 48,923
ΩPop Mart International
Group, Ltd. 445,800 13,970,293
*Porton Pharma Solutions,
Ltd., Class A 11,000 36,294
ΩPostal Savings Bank of
China Co., Ltd., Class H 6,036,000 4,267,490
Power Construction Corp. of
China, Ltd., Class A 348,600 330,218
Pulike Biological Engineering,
Inc. 23,200 47,654
Pylon Technologies Co., Ltd.,
Class A 7,926 47,137
Q Technology Group Co., Ltd. 355,000 538,153
*Qi An Xin Technology Group,
Inc., Class A 19,962 99,835
Qianhe Condiment and Food
Co., Ltd., Class A 41,344 68,064
*Qinchuan Machine Tool &
Tool Group Share Co., Ltd.,
Class A 18,800 31,445
Qingdao Citymedia Co., Ltd.,
Class A 39,900 38,460
Qingdao East Steel Tower
Stock Co., Ltd., Class A 66,400 90,250
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 29,700 70,561
Qingdao Gaoce Technology
Co., Ltd., Class A 57,387 83,253
Qingdao Gon Technology Co.,
Ltd., Class A 21,100 105,526
Qingdao Haier Biomedical Co.,
Ltd., Class A 6,619 30,349

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Qingdao Hanhe Cable Co.,
Ltd., Class A 98,700 $ 47,501
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class H 30,860 51,403
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 11,000 260,209
Qingdao NovelBeam
Technology Co., Ltd., Class H 4,171 24,123
ΩQingdao Port International
Co., Ltd., Class H 336,000 279,501
Qingdao Rural Commercial
Bank Corp., Class A 200,200 97,182
Qingdao Sentury Tire Co.,
Ltd., Class A 47,600 126,622
Qingdao TGOOD Electric Co.,
Ltd., Class A 50,200 157,140
*Qingdao Topscomm
Communication, Inc., Class A 2,468 2,311
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 18,100 24,777
*Qinghai Salt Lake Industry
Co., Ltd., Class A 225,300 563,391
Qinhuangdao Port Co., Ltd.,
Class H 79,500 22,280
*QuantumCTek Co., Ltd.,
Class A 1,802 68,497
Queclink Wireless Solutions
Co., Ltd., Class A 18,700 33,171
Quectel Wireless Solutions
Co., Ltd., Class A 13,300 150,299
Quick Intelligent Equipment
Co., Ltd. 15,400 55,874
*Quzhou Xin'an Development
Co., Ltd., Class A 1,200 686
#*Radiance Holdings Group
Co., Ltd. 59,000 21,045
Rainbow Digital Commercial
Co., Ltd., Class A 98,400 77,107
Range Intelligent Computing
Technology Group Co., Ltd. 55,300 381,874
Rastar Group, Class A 100 63
Rayhoo Motor Dies Co., Ltd. 13,000 70,551
Raytron Technology Co., Ltd.,
Class A 15,425 139,934
Realcan Pharmaceutical
Group Co., Ltd., Class A 99,600 43,237
Red Avenue New Materials
Group Co., Ltd., Class A 15,000 67,821
Ω*Red Star Macalline Group
Corp., Ltd., Class H 472,200 94,440
Ω*Redco Properties Group,
Ltd. 86,000 1,172
Renhe Pharmacy Co., Ltd.,
Class A 103,358 84,290
*REPT BATTERO Energy Co.,
Ltd., Class H 25,400 37,663
Rianlon Corp., Class A 18,300 79,949
Shares Value
CHINA — (Continued)
Richinfo Technology Co., Ltd.,
Class A 22,000 $ 86,960
*Risen Energy Co., Ltd., Class
A 26,200 36,846
*Rising Nonferrous Metals
Share Co., Ltd., Class A 6,400 54,447
Riyue Heavy Industry Co.,
Ltd., Class A 26,721 44,917
Rizhao Port Co., Ltd., Class A 170,100 75,493
RoboTechnik Intelligent
Technology Co., Ltd., Class A 4,200 105,253
Rockchip Electronics Co., Ltd.,
Class A 3,600 80,885
Rongan Property Co., Ltd.,
Class A 300 79
*RongFa Nuclear Equipment
Co., Ltd., Class A 107,800 116,170
Rongsheng Petrochemical
Co., Ltd., Class A 418,200 530,131
*Roshow Technology Co., Ltd.,
Class A 32,100 33,346
Ruida Futures Co., Ltd., Class
A 24,100 72,064
Runjian Co., Ltd., Class F 14,200 86,261
*Sai Micro Electronics, Inc.,
Class A 10,400 26,915
Sailun Group Co., Ltd., Class
A 110,500 197,546
Sanan Optoelectronics Co.,
Ltd., Class A 113,300 196,423
*SanFeng Intelligent
Equipment Group Co., Ltd.,
Class A 48,500 68,409
Sangfor Technologies, Inc.,
Class A 5,400 80,885
Sanjiang Shopping Club Co.,
Ltd., Class A 40,200 63,337
Sanquan Food Co., Ltd., Class
A 34,800 53,284
*Sansteel Minguang Co., Ltd.,
Class A 134,400 92,269
Sansure Biotech, Inc., Class A 26,289 80,396
*Sanwei Holding Group Co.,
Ltd. 14,375 21,153
#Sany Heavy Equipment
International Holdings Co.,
Ltd., Class A 801,000 751,001
Sany Heavy Industry Co., Ltd.,
Class A 302,100 835,466
Satellite Chemical Co., Ltd.,
Class A 123,600 334,619
*Saurer Intelligent Technology
Co., Ltd., Class A 200 65
SDIC Power Holdings Co.,
Ltd., Class A 271,000 591,974
Sealand Securities Co., Ltd.,
Class A 99,400 57,901
*Seazen Group, Ltd., Class A 2,445,428 778,799
*Seazen Holdings Co., Ltd.,
Class A 54,900 111,244

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*S-Enjoy Service Group Co.,
Ltd. 101,000 $ 36,025
Seres Group Co., Ltd., Class A 50,400 887,113
SF Holding Co., Ltd., Class A 243,500 1,553,494
SG Micro Corp., Class A 14,690 145,062
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 84,500 49,105
Shaanxi Coal Industry Co.,
Ltd., Class A 511,500 1,429,465
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 135,200 72,942
*Shaanxi Construction
Machinery Co., Ltd., Class A 87,900 40,596
*Shaanxi Heimao Coking Co.,
Ltd., Class A 154,400 77,305
ShaanXi Provincial Natural
Gas Co., Ltd., Class A 200 216
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 219,100 207,851
Shandong Bohui Paper
Industrial Co., Ltd., Class A 99,500 67,343
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 36,500 92,083
Shandong Dawn Polymer Co.,
Ltd., Class A 20,500 69,914
Shandong Denghai Seeds Co.,
Ltd., Class A 21,700 29,976
Shandong Dongyue Silicone
Material Co., Ltd., Class A 43,100 58,342
ΩShandong Gold Mining Co.,
Ltd., Class H 840,750 2,607,932
*Shandong Haihua Co., Ltd.,
Class A 81,200 66,895
Shandong Head Group Co.,
Ltd., Class A 25,600 46,867
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 37,500 291,358
Shandong Hi-Speed Co., Ltd.,
Class A 35,400 49,490
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 98,600 79,999
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 83,390 277,342
Shandong Huatai Paper
Industry Shareholding Co.,
Ltd., Class A 89,100 43,251
Shandong Humon Smelting
Co., Ltd., Class A 27,600 44,404
*Shandong Iron and Steel Co.,
Ltd., Class A 289,200 60,967
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 21,700 55,859
Shandong Jinjing Science &
Technology Co., Ltd., Class A 125,000 88,070
Shares Value
CHINA — (Continued)
Shandong Linglong Tyre Co.,
Ltd., Class A 79,100 $ 167,082
Shandong Lukang Pharma,
Class A 42,100 61,309
*Shandong Minhe Animal
Husbandry Co., Ltd., Class A 16,600 19,961
Shandong Nanshan Aluminum
Co., Ltd., Class A 368,700 200,964
Shandong New Beiyang
Information Technology Co.,
Ltd., Class A 100 104
Shandong Pharmaceutical
Glass Co., Ltd., Class A 29,800 93,985
Shandong Publishing & Media
Co., Ltd., Class A 59,800 74,727
Shandong Sun Paper Industry
JSC, Ltd., Class A 166,500 321,676
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 13,800 121,249
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 1,825,200 1,606,641
Shandong WIT Dyne Health
Co., Ltd., Class A 17,500 80,265
Shandong Xiantan Co., Ltd.,
Class A 57,300 48,557
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 188,000 193,987
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 57,600 70,780
Shanghai Acrel Co., Ltd. 16,100 49,460
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 24,200 24,166
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 50,600 98,180
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 20,443 275,590
Shanghai AtHub Co., Ltd.,
Class A 37,082 135,775
Shanghai Bailian Group Co.,
Ltd., Class A 57,300 78,199
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 43,100 144,121
Shanghai Baolong Automotive
Corp., Class A 12,100 65,029
Shanghai Baosight Software
Co., Ltd., Class A 65,950 226,291
Shanghai Baosteel Packaging
Co., Ltd., Class A 104,000 71,832
Shanghai Belling Co., Ltd.,
Class A 21,600 102,365
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 7,842 142,794

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Shanghai Bright Meat Group
Co., Ltd., Class A 78,700 $ 83,064
Shanghai Bright Power
Semiconductor Co., Ltd., Class
A 3,199 41,182
Shanghai Chinafortune Co.,
Ltd., Class A 14,100 30,253
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 16,900 23,650
Shanghai Construction Group
Co., Ltd., Class A 390,400 131,032
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 70,642 55,258
Shanghai Datun Energy
Resources Co., Ltd., Class A 25,700 42,666
*Shanghai DZH, Ltd., Class H 34,900 63,748
*Shanghai Electric Group Co.,
Ltd., Class H 1,990,000 811,210
Shanghai Electric Power Co.,
Ltd., Class A 137,600 180,726
Shanghai Environment Group
Co., Ltd., Class H 80,280 89,631
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 29,200 43,212
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 302,500 738,331
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 49,000 196,624
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 11,300 74,475
*Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 15,800 58,333
Shanghai Gentech Co., Ltd.,
Class A 18,957 94,388
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 18,500 43,747
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 27,440 98,574
Ω*Shanghai Henlius Biotech,
Inc., Class H 7,000 62,420
Shanghai Huace Navigation
Technology, Ltd., Class A 25,060 122,620
Shanghai Huafon Aluminium
Corp., Class A 48,400 105,322
Shanghai Huayi Group Co.,
Ltd., Class A 56,800 65,464
*Shanghai Industrial
Development Co., Ltd., Class
A 200 96
Shanghai Industrial Holdings,
Ltd. 327,000 610,678
Shanghai International Airport
Co., Ltd., Class A 7,000 31,242
Shanghai Jahwa United Co.,
Ltd., Class A 9,000 27,499
Shares Value
CHINA — (Continued)
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 48,700 $ 152,580
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 42,200 63,093
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 76,900 72,525
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 12,900 33,976
Shanghai Liangxin Electrical
Co., Ltd., Class A 44,400 59,363
Shanghai Lingang Holdings
Corp., Ltd., Class A 95,820 122,795
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 200 244
Shanghai M&G Stationery,
Inc., Class A 41,100 175,739
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 28,900 101,728
*Shanghai Medicilon, Inc.,
Class A 6,049 53,189
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 2,452 37,493
*Shanghai Milkground Food
Tech Co., Ltd., Class A 15,100 55,749
Shanghai Moons' Electric Co.,
Ltd., Class A 7,800 63,718
*Shanghai New Power
Automotive Technology Co.,
Ltd., Class H 78,800 72,240
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 478,500 764,381
Shanghai Pret Composites
Co., Ltd., Class A 65,000 108,180
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 726,643 1,290,990
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 75,160 182,943
Shanghai QiFan Cable Co.,
Ltd., Class A 32,600 70,126
Shanghai RAAS Blood
Products Co., Ltd., Class A 223,800 214,172
Shanghai Runda Medical
Technology Co., Ltd., Class A 29,700 75,422
Shanghai Rural Commercial
Bank Co., Ltd., Class A 78,400 98,840
*Shanghai Shenda Co., Ltd.,
Class A 100 53
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 50,000 79,540
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 10,000 57,890

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Shanghai Stonehill
Technology Co., Ltd., Class A 178,200 $ 141,864
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 31,300 45,147
Shanghai Tunnel Engineering
Co., Ltd., Class A 59,200 54,272
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 46,500 71,909
Shanghai Wanye Enterprises
Co., Ltd., Class A 33,200 67,319
Shanghai Yaoji Technology
Co., Ltd., Class A 22,300 81,311
Shanghai Yongguan Adhesive
Products Corp., Ltd., Class A 10,700 22,765
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 151,100 120,709
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 46,800 209,004
Shanghai Zhenhua Heavy
Industries Co., Ltd., Class A 85,600 54,137
Shanghai Zhonggu Logistics
Co., Ltd., Class A 110,604 151,559
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 87,700 76,507
Shanjin International Gold Co.,
Ltd., Class A 89,200 221,571
Shannon Semiconductor
Technology Co., Ltd., Class A 11,700 54,782
Shantou Wanshun New
Material Group Co., Ltd., Class
A 72,200 56,377
Shantui Construction
Machinery Co., Ltd., Class A 64,700 89,285
Shanxi Blue Flame Holding
Co., Ltd., Class A 87,200 84,900
Shanxi Coal International
Energy Group Co., Ltd., Class
A 119,800 159,341
Shanxi Coking Co., Ltd., Class
A 67,830 36,689
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 290,900 284,437
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 182,500 69,859
Shanxi Hi-speed Group Co.,
Ltd., Class A 92,300 62,982
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 77,900 72,496
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 150,800 286,951
*Shanxi Meijin Energy Co.,
Ltd., Class A 112,300 71,023
Shanxi Securities Co., Ltd.,
Class A 53,800 45,889
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 202,000 117,386
Shares Value
CHINA — (Continued)
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 43,140 $ 1,070,991
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 68,900 82,372
*Shanying International
Holding Co., Ltd., Class A 75,700 19,843
Sharetronic Data Technology
Co., Ltd., Class A 13,660 146,183
Shede Spirits Co., Ltd., Class
A 15,200 109,285
Shenergy Co., Ltd., Class A 26,700 30,254
Shengda Resources Co., Ltd.,
Class A 628,400 1,319,516
Shenghe Resources Holding
Co., Ltd., Class A 35,000 105,628
Shengyi Electronics Co., Ltd.,
Class A 21,680 159,874
Shengyi Technology Co., Ltd.,
Class A 65,500 389,900
Shenma Industry Co., Ltd. 22,500 27,680
Shennan Circuits Co., Ltd.,
Class A 14,290 281,630
Ω#Shenwan Hongyuan Group
Co., Ltd., Class H 524,000 218,945
*Shenyang Jinbei Automotive
Co., Ltd., Class A 84,600 58,667
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 10,388 92,971
Shenzhen Agricultural Power
Group Co., Ltd., Class A 72,600 65,449
Shenzhen Airport Co., Ltd.,
Class A 67,100 65,609
Shenzhen Aisidi Co., Ltd.,
Class A 66,100 114,778
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 55,500 77,821
Shenzhen BSC Technology
Co., Ltd., Class A 9,900 45,682
Shenzhen Capchem
Technology Co., Ltd., Class A 30,020 140,561
Shenzhen Center Power Tech
Co., Ltd., Class A 22,400 50,329
Shenzhen Cereals Holdings
Co., Ltd., Class A 72,450 68,429
Shenzhen Changhong
Technology Co., Ltd., Class A 20,700 39,188
Shenzhen Click Technology
Co., Ltd., Class A 35,100 66,596
Shenzhen Colibri Technologies
Co., Ltd., Class A 27,600 64,041
Shenzhen Comix Group Co.,
Ltd., Class A 46,400 44,726
Shenzhen Das Intellitech Co.,
Ltd., Class A 117,200 53,966
Shenzhen Desay Battery
Technology Co., Class A 20,540 64,894
*Shenzhen Dynanonic Co.,
Ltd., Class A 9,060 41,504

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Energy Group Co.,
Ltd., Class A 216,000 $ 195,024
Shenzhen Envicool
Technology Co., Ltd., Class A 35,854 199,951
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 57,200 180,242
#Shenzhen Expressway Corp.,
Ltd., Class H 160,000 137,580
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 53,400 140,421
*Shenzhen Fenda Technology
Co., Ltd., Class A 28,500 25,890
Shenzhen Fortune Trend
Technology Co., Ltd., Class A 3,794 64,275
Shenzhen FRD Science &
Technology Co., Ltd., Class A 29,900 97,743
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 40,800 40,855
Shenzhen Gas Corp., Ltd.,
Class A 96,400 86,236
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 42,100 64,637
Shenzhen Goodix Technology
Co., Ltd., Class A 17,300 177,890
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 32,400 109,375
Shenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class A 100 186
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 77,000 62,973
Shenzhen Heungkong Holding
Co., Ltd., Class A 400 93
Shenzhen Honor Electronic
Co., Ltd. 3,200 58,708
Shenzhen Hopewind Electric
Co., Ltd., Class A 22,700 119,321
Shenzhen Huaqiang Industry
Co., Ltd., Class A 34,300 122,734
*Shenzhen Infogem
Technologies Co., Ltd., Class
A 12,500 71,392
Shenzhen Inovance
Technology Co., Ltd., Class A 39,250 345,075
#*Shenzhen Investment, Ltd.,
Class A 1,602,000 183,669
Shenzhen Invt Electric Co.,
Ltd., Class A 62,000 70,081
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 36,500 55,736
Shenzhen Jinjia Group Co.,
Ltd., Class A 102,300 56,327
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 47,300 41,001
Shenzhen Kaifa Technology
Co., Ltd., Class A 59,900 154,357
Shares Value
CHINA — (Continued)
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 17,200 $ 41,556
Shenzhen Kedali Industry Co.,
Ltd., Class A 12,700 192,696
*Shenzhen Kingdom Sci-Tech
Co., Ltd., Class A 25,800 68,059
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 31,100 67,633
Shenzhen Kinwong Electronic
Co., Ltd., Class A 42,600 393,256
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 18,500 59,450
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 50,700 73,130
Shenzhen Leaguer Co., Ltd.,
Class A 55,500 62,580
Shenzhen Lifotronic
Technology Co., Ltd., Class A 30,174 56,915
Shenzhen Megmeet Electrical
Co., Ltd., Class A 20,900 172,123
Shenzhen Microgate
Technology Co., Ltd., Class A 42,500 67,491
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 57,200 1,834,157
Shenzhen MTC Co., Ltd.,
Class A 239,100 149,226
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 171,600 65,449
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 23,500 180,955
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 204,700 80,061
Shenzhen Noposin Crop
Science Co., Ltd., Class A 47,900 75,269
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 266,500 84,642
Shenzhen Qingyi Photomask,
Ltd., Class A 17,593 71,614
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 40,600 281,433
Shenzhen SC New Energy
Technology Corp., Class A 18,400 140,765
Shenzhen SED Industry Co.,
Ltd., Class A 40,400 126,183
Shenzhen SEG Co., Ltd.,
Class A 48,400 54,440
Shenzhen Senior Technology
Material Co., Ltd., Class A 59,000 95,248
Shenzhen Sinexcel Electric
Co., Ltd., Class A 22,600 100,835
Shenzhen Sinovatio
Technology Co., Ltd., Class A 9,200 34,056
Shenzhen Sunline Tech Co.,
Ltd., Class A 40,500 95,377

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Sunlord Electronics
Co., Ltd., Class A 42,900 $ 172,607
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 9,200 34,273
Shenzhen Sunway
Communication Co., Ltd.,
Class A 37,900 125,471
Shenzhen Tagen Group Co.,
Ltd., Class A 118,800 58,492
Shenzhen Topband Co., Ltd.,
Class A 55,800 107,263
Shenzhen Topraysolar Co.,
Ltd., Class A 106,800 53,621
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 59,000 71,600
Shenzhen Transsion Holdings
Co., Ltd., Class A 48,294 510,589
Shenzhen United Winners
Laser Co., Ltd., Class A 22,196 67,571
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 14,800 60,533
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 56,500 183,287
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 107,600 67,752
Shenzhen Yinghe Technology
Co., Ltd., Class A 27,600 78,932
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 39,800 46,147
*Shenzhen Ysstech Info-tech
Co., Ltd., Class A 45,700 154,400
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 42,500 139,580
Shenzhen Zhaowei Machinery
& Electronic Co., Ltd., Class A 4,100 64,000
*Shenzhen Zhenye Group Co.,
Ltd., Class A 300 256
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 203,500 133,217
Shenzhou International Group
Holdings, Ltd., Class A 637,400 4,616,075
*Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 13,500 70,756
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 97,900 314,873
*Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 70,140 157,884
Shinva Medical Instrument
Co., Ltd., Class A 36,140 83,255
Shougang Fushan Resources
Group, Ltd., Class A 1,403,133 516,567
*<Shouhang High-Tech
Energy Co., Ltd., Class A 112,100 1,088
Shares Value
CHINA — (Continued)
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 111,500 $ 86,136
Shui On Land, Ltd. 2,413,500 236,738
*Siasun Robot & Automation
Co., Ltd., Class A 27,400 64,185
Sichuan Changhong Electric
Co., Ltd., Class A 139,800 191,177
*Sichuan Chengfei Integration
Technology Corp., Class A 15,100 72,461
Sichuan Chuantou Energy Co.,
Ltd., Class A 105,700 228,546
Sichuan Development Lomon
Co., Ltd., Class A 52,000 80,702
Sichuan EM Technology Co.,
Ltd., Class A 21,600 52,516
#Sichuan Expressway Co.,
Ltd., Class H 150,000 90,000
Sichuan Furong Technology
Co., Ltd., Class A 18,032 23,634
*Sichuan Haite High-tech Co.,
Ltd., Class A 52,200 79,710
*Sichuan Hexie Shuangma
Co., Ltd., Class A 27,200 73,751
*Sichuan Hongda Co., Ltd.,
Class A 88,200 115,232
Sichuan Injet Electric Co., Ltd.,
Class A 11,400 76,841
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 15,900 41,921
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 50,200 263,038
*Sichuan Kelun-Biotech
Biopharmaceutical Co., Ltd.,
Class H 2,200 116,586
*Sichuan Lutianhua Co., Ltd.,
Class A 117,800 73,684
Sichuan New Energy Power
Co., Ltd., Class A 60,300 83,799
Sichuan Road and Bridge
Group Co., Ltd., Class A 243,200 280,296
Sichuan Swellfun Co., Ltd.,
Class A 25,500 146,382
Sichuan Teway Food Group
Co., Ltd., Class A 27,200 42,591
Sichuan Yahua Industrial
Group Co., Ltd., Class A 38,100 73,609
Sieyuan Electric Co., Ltd.,
Class A 34,800 376,467
#Sihuan Pharmaceutical
Holdings Group, Ltd. 2,667,000 445,066
ΩSimcere Pharmaceutical
Group, Ltd. 417,000 703,322
Sineng Electric Co., Ltd., Class
A 26,040 82,379
*Sino GeoPhysical Co., Ltd.,
Class A 16,900 46,597
Sino-Agri Leading Biosciences
Co., Ltd. 12,600 24,885
Sinocare, Inc., Class A 20,600 59,713

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
*Sinochem International Corp.,
Class A 121,600 $ 68,472
Sinofibers Technology Co.,
Ltd., Class A 16,500 80,186
Sinolink Securities Co., Ltd.,
Class A 34,600 44,580
Sinoma International
Engineering Co., Class A 141,100 177,691
Sinoma Science & Technology
Co., Ltd., Class A 47,300 184,931
Sinomach Automobile Co.,
Ltd., Class A 73,800 65,200
Sinomach Precision Industry
Group Co., Ltd., Class A 13,200 35,480
Sinomine Resource Group
Co., Ltd., Class A 33,120 166,101
Sinopec Engineering Group
Co., Ltd., Class H 1,121,000 871,096
*Sinopec Oilfield Equipment
Corp., Class A 74,200 70,905
*Sinopec Oilfield Service
Corp., Class H 462,000 46,494
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 1,348,000 238,690
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class H 13,732 93,912
Sinopharm Group Co., Ltd.,
Class H 1,224,000 2,940,718
Sino-Platinum Metals Co., Ltd.,
Class A 40,500 84,874
Sinoseal Holding Co., Ltd.,
Class A 13,000 67,162
Sinosoft Co., Ltd., Class A 28,940 79,834
Sinosteel Engineering &
Technology Co., Ltd., Class A 85,500 74,944
Sinosteel New Materials Co.,
Ltd., Class A 57,200 77,428
Sinotrans, Ltd., Class H 1,308,000 726,482
Sinotruk Jinan Truck Co., Ltd.,
Class A 53,440 135,412
Skshu Paint Co., Ltd., Class A 21,980 116,908
Skyworth Digital Co., Ltd.,
Class A 38,000 60,292
Ω#Smoore International
Holdings, Ltd. 1,217,000 3,286,675
Snowsky Salt Industry Group
Co., Ltd., Class A 108,200 77,434
Sokan New Materials Group
Co., Ltd., Class A 5,521 29,021
Solareast Holdings Co., Ltd.,
Class A 45,300 59,812
Songcheng Performance
Development Co., Ltd., Class
A 69,200 82,059
Sonoscape Medical Corp.,
Class A 14,800 65,808
SooChow Securities Co., Ltd.,
Class A 74,890 99,193
Shares Value
CHINA — (Continued)
Southern Publishing & Media
Co., Ltd. 38,600 $ 76,341
Southwest Securities Co., Ltd.,
Class A 194,600 122,533
*SPIC Yuanda Environmental-
Protection Co., Ltd., Class A 155,300 258,036
Spring Airlines Co., Ltd., Class
A 33,000 239,232
Stanley Agricultural Group Co.,
Ltd., Class A 22,900 28,013
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 92,900 104,493
StarPower Semiconductor,
Ltd., Class A 8,420 100,138
State Grid Information &
Communication Co., Ltd.,
Class A 65,400 160,729
State Grid Yingda Co., Ltd.,
Class A 140,700 103,815
STO Express Co., Ltd., Class
A 77,300 163,494
Sumavision Technologies Co.,
Ltd., Class A 60,400 48,084
Sumec Corp., Ltd., Class A 64,000 93,113
Sun Art Retail Group, Ltd.,
Class A 1,547,000 407,935
*Sun Create Electronics Co.,
Ltd., Class A 8,600 32,324
Sun King Technology Group,
Ltd. 118,000 22,698
Sunflower Pharmaceutical
Group Co., Ltd., Class A 47,600 108,599
Sungrow Power Supply Co.,
Ltd., Class A 86,720 865,973
Suning Universal Co., Ltd.,
Class A 192,300 58,142
Sunny Optical Technology
Group Co., Ltd. 510,100 4,753,352
Sunresin New Materials Co.,
Ltd., Class A 23,100 165,957
Sunrise Group Co., Ltd., Class
A 91,200 70,580
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 6,066 45,717
*Sunstone Development Co.,
Ltd., Class A 20,900 65,887
Suntak Technology Co., Ltd.,
Class A 57,300 105,458
Sunward Intelligent Equipment
Co., Ltd., Class A 53,303 97,954
*Sunwave Communications
Co., Ltd., Class A 100 118
Sunwoda Electronic Co., Ltd.,
Class A 48,500 145,160
Suofeiya Home Collection Co.,
Ltd., Class A 20,900 39,625
SUPCON Technology Co.,
Ltd., Class A 28,686 190,333

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Suzhou Anjie Technology Co.,
Ltd., Class A 35,800 $ 66,980
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 97,600 791,743
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 116,900 58,692
Suzhou Good-Ark Electronics
Co., Ltd., Class A 33,300 45,769
Suzhou Maxwell Technologies
Co., Ltd., Class A 9,988 98,118
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 87,000 65,640
Suzhou Secote Precision
Electronic Co., Ltd., Class A 10,780 51,850
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 29,900 65,355
Suzhou Sushi Testing Group
Co., Ltd., Class A 33,500 75,965
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 32,144 470,912
Suzhou Veichi Electric Co.,
Ltd. 4,673 34,590
*Suzhou Zelgen
Biopharmaceutical Co., Ltd. 4,448 68,988
*SVG Optronics Co., Ltd. 13,700 40,187
*SYoung Group Co., Ltd.,
Class A 22,300 52,176
Taiji Computer Corp., Ltd.,
Class A 21,400 73,785
*Taiyuan Heavy Industry Co.,
Ltd., Class A 69,500 22,652
*Talkweb Information System
Co., Ltd., Class A 37,900 170,572
*Tangrenshen Group Co., Ltd.,
Class A 112,500 75,518
Tangshan Jidong Cement Co.,
Ltd., Class A 90,600 61,068
TangShan Port Group Co.,
Ltd., Class A 213,400 119,868
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 120,100 91,280
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 27,300 55,129
Tasly Pharmaceutical Group
Co., Ltd., Class A 51,000 115,932
Tayho Advanced Materials
Group Co., Ltd., Class A 31,500 46,397
TBEA Co., Ltd., Class A 151,760 284,358
TCL Technology Group Corp.,
Class A 725,490 442,728
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 152,850 172,773
TDG Holdings Co., Ltd. 24,400 27,242
Telling Telecommunication
Holding Co., Ltd., Class A 48,800 68,968
Shares Value
CHINA — (Continued)
Tencent Holdings, Ltd., Class
A 3,626,000 $ 254,050,955
Tencent Music Entertainment
Group, ADR 386,138 8,105,037
Three Squirrels, Inc., Class A 19,100 68,875
Three's Co. Media Group Co.,
Ltd., Class A 10,738 48,848
Thunder Software Technology
Co., Ltd., Class A 12,700 103,253
Tian An China Investment Co.,
Ltd., Class A 8,000 4,647
Tian Di Science & Technology
Co., Ltd., Class A 175,000 149,753
Tian Lun Gas Holdings, Ltd.,
Class A 81,500 35,299
*Tianfeng Securities Co., Ltd.,
Class A 192,500 142,035
#Tiangong International Co.,
Ltd., Class A 1,010,000 261,185
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 26,700 78,468
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 22,000 10,622
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 58,800 34,904
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 11,700 60,348
Tianjin Port Co., Ltd., Class A 112,400 72,021
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 21,000 61,542
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 76,000 46,168
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 21,300 18,050
*Tianma Microelectronics Co.,
Ltd., Class A 107,500 137,614
Tianneng Battery Group Co.,
Ltd. 17,650 67,465
#*Tianqi Lithium Corp., Class
A 75,800 340,376
Tianrun Industry Technology
Co., Ltd., Class A 95,900 82,198
Tianshan Aluminum Group
Co., Ltd., Class A 270,200 342,144
Tianshui Huatian Technology
Co., Ltd., Class A 134,600 187,053
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 6,100 26,684
Tibet Huayu Mining Co., Ltd.,
Class A 24,900 67,066
Tibet Mineral Development
Co., Ltd., Class A 12,200 36,836
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 11,800 69,685

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Tingyi Cayman Islands Holding
Corp., Class F 1,388,000 $ 2,047,521
Titan Wind Energy Suzhou
Co., Ltd., Class A 60,300 54,361
TKD Science and Technology
Co., Ltd., Class A 24,100 50,538
Tofflon Science & Technology
Group Co., Ltd., Class A 15,500 32,955
Toly Bread Co., Ltd., Class A 57,600 43,858
#Tong Ren Tang Technologies
Co., Ltd., Class H 434,000 290,808
Tongcheng Travel Holdings,
Ltd., Class A 1,187,200 2,979,343
*Tongding Interconnection
Information Co., Ltd., Class A 77,400 52,493
TongFu Microelectronics Co.,
Ltd., Class A 80,100 312,392
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 101,000 116,126
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 24,200 77,565
Tongkun Group Co., Ltd.,
Class A 103,200 177,196
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 107,900 114,033
Tongling Nonferrous Metals
Group Co., Ltd., Class A 667,900 322,362
*Tongwei Co., Ltd., Class A 122,300 346,535
Tongyu Heavy Industry Co.,
Ltd., Class A 191,000 73,643
Topchoice Medical Corp.,
Class A 18,346 117,146
Topsec Technologies Group,
Inc., Class A 83,100 92,664
Toread Holdings Group Co.,
Ltd., Class A 46,700 56,544
*TPV Technology Co., Ltd.,
Class A 196,200 64,763
TravelSky Technology, Ltd.,
Class H 664,000 1,062,400
*Trigiant Group, Ltd., Class A 2,000 83
*Trina Solar Co., Ltd., Class A 83,697 180,158
Triumph Science &
Technology Co., Ltd., Class A 28,700 47,606
*Troy Information Technology
Co., Ltd., Class A 37,300 41,800
*TRS Information Technology
Corp., Ltd., Class A 24,571 83,934
*Truking Technology, Ltd.,
Class A 28,700 34,192
ΩTsaker New Energy Tech
Co., Ltd. 1,000 101
*Tsinghua Tongfang Co., Ltd.,
Class A 27,000 27,636
Tsingtao Brewery Co., Ltd.,
Class H 420,000 2,669,809
TSP Wind Power Group Co.,
Ltd. 67,000 66,905
Shares Value
CHINA — (Continued)
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 321,500 $ 3,121
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 10,200 98,376
Unilumin Group Co., Ltd.,
Class A 75,700 74,753
Uni-President China Holdings,
Ltd. 1,153,000 1,458,508
Unisplendour Corp., Ltd.,
Class A 52,800 181,097
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 91,100 201,274
*UTour Group Co., Ltd., Class
A 63,400 66,828
V V Food & Beverage Co.,
Ltd., Class A 99,500 47,472
Valiant Co., Ltd., Class A 66,300 116,413
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 23,300 58,814
Vatti Corp., Ltd., Class A 70,300 62,498
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 6,700 24,625
*Venustech Group, Inc., Class
A 28,200 62,343
Victory Giant Technology
Huizhou Co., Ltd., Class A 33,100 881,785
Vipshop Holdings, Ltd.,
Sponsored ADR 283,314 4,275,208
Visual China Group Co., Ltd.,
Class A 19,100 57,060
Ω*Viva Biotech Holdings 400,000 85,096
#*Vnet Group, Inc., Sponsored
ADR 68,133 566,185
Walvax Biotechnology Co.,
Ltd., Class A 19,900 34,665
*Wanda Film Holding Co., Ltd.,
Class A 79,300 128,680
Wangneng Environment Co.,
Ltd., Class A 30,600 71,639
Wangsu Science &
Technology Co., Ltd., Class A 67,800 102,779
Wanguo Gold Group, Ltd.,
Class A 56,000 216,866
Wanhua Chemical Group Co.,
Ltd., Class A 180,200 1,557,275
Wanxiang Qianchao Co., Ltd.,
Class A 95,100 99,582
Warom Technology, Inc. Co. 27,600 80,845
Wasu Media Holding Co., Ltd.,
Class A 57,900 66,089
Weichai Power Co., Ltd., Class
H 1,657,000 3,512,418
Weifu High-Technology Group
Co., Ltd., Class A 22,300 59,537
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 34,700 51,688

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Weihai Guangwei Composites
Co., Ltd., Class A 44,660 $ 187,988
#Weilong Delicious Global
Holdings, Ltd. 252,000 378,160
Ω*Weimob, Inc. 270,000 75,325
Wellhope Foods Co., Ltd.,
Class A 68,100 80,660
Wencan Group Co., Ltd.,
Class A 21,100 60,782
Wens Foodstuff Group Co.,
Ltd., Class A 296,000 710,627
Wenzhou Yihua Connector
Co., Ltd., Class A 6,500 35,104
West China Cement, Ltd. 1,858,000 475,743
Western Mining Co., Ltd.,
Class A 131,600 304,625
Western Region Gold Co.,
Ltd., Class A 22,500 59,353
Western Securities Co., Ltd.,
Class A 189,700 220,477
Western Superconducting
Technologies Co., Ltd., Class
A 29,802 225,431
Willfar Information Technology
Co., Ltd. 12,435 58,810
Winall Hi-Tech Seed Co., Ltd.,
Class A 43,360 54,604
Windey Energy Technology
Group Co., Ltd., Class A 37,400 65,721
*Wingtech Technology Co.,
Ltd., Class A 39,900 204,530
Winner Medical Co., Ltd.,
Class A 13,500 74,894
Winning Health Technology
Group Co., Ltd., Class A 77,900 117,441
Wolong Electric Group Co.,
Ltd., Class A 58,560 185,421
*World Union Group, Inc.,
Class A 130,020 42,918
Wuchan Zhongda Group Co.,
Ltd., Class A 207,500 155,117
Wuhan DR Laser Technology
Corp., Ltd., Class A 12,000 102,938
Wuhan East Lake High
Technology Group Co., Ltd.,
Class A 17,400 22,274
Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 16,300 49,939
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 31,300 57,563
*Wuhan Guide Infrared Co.,
Ltd., Class A 100,718 163,994
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 7,200 59,815
*Wuhan P&S Information
Technology Co., Ltd., Class A 71,500 95,992
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 11,300 46,547
Shares Value
CHINA — (Continued)
Wuhu Token Science Co.,
Ltd., Class A 46,500 $ 38,953
Wuliangye Yibin Co., Ltd.,
Class A 175,700 2,952,214
WUS Printed Circuit Kunshan
Co., Ltd., Class A 86,150 672,334
Wushang Group Co., Ltd.,
Class A 54,200 70,586
Ω#WuXi AppTec Co., Ltd.,
Class H 246,600 3,320,461
Wuxi Autowell Technology
Co., Ltd., Class A 9,540 43,663
Wuxi Best Precision Machinery
Co., Ltd. 23,700 81,485
Ω*Wuxi Biologics Cayman,
Inc., Class A 2,269,000 9,307,236
Wuxi Boton Technology Co.,
Ltd., Class A 17,400 58,449
Wuxi Chipown Micro-
Electronics, Ltd. 8,567 70,091
Wuxi DK Electronic Materials
Co., Ltd., Class A 9,400 55,981
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 28,700 56,204
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 33,700 118,998
Wuxi NCE Power Co., Ltd.,
Class A 21,560 95,657
Wuxi Paike New Materials
Technology Co., Ltd., Class A 9,900 100,563
Wuxi Rural Commercial Bank
Co., Ltd., Class A 70,000 58,445
Wuxi Taiji Industry, Ltd. Co.,
Class A 92,700 84,726
*WuXi XDC Cayman, Inc. 1,500 11,025
Wuxi Xinje Electric Co., Ltd.,
Class A 8,900 68,199
Wuzhou Special Paper Group
Co., Ltd. 25,300 41,932
XCMG Construction Machinery
Co., Ltd., Class A 535,200 622,032
XD, Inc. 141,400 943,868
XGD, Inc., Class A 26,200 108,467
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd., Class A 619,000 61,506
Xiamen Amoytop Biotech Co.,
Ltd., Class A 23,661 299,709
Xiamen Bank Co., Ltd., Class
A 99,300 94,339
Xiamen C & D, Inc., Class A 53,370 75,056
Xiamen Changelight Co., Ltd.,
Class A 48,700 79,769
Xiamen Faratronic Co., Ltd.,
Class A 13,100 199,729
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 15,600 64,064
Xiamen Intretech, Inc., Class A 22,600 56,608

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Xiamen ITG Group Corp., Ltd.,
Class A 101,700 $ 88,862
Xiamen Jihong Technology
Co., Ltd., Class A 28,400 66,370
Xiamen Kingdomway Group
Co., Class A 28,800 79,008
Xiamen Port Development Co.,
Ltd., Class A 61,000 70,220
Xiamen Tungsten Co., Ltd.,
Class A 66,400 213,837
Xiamen Xiangyu Co., Ltd.,
Class A 112,700 111,603
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 6,643 54,451
*Xian International Medical
Investment Co., Ltd., Class A 64,400 48,857
Xi'an Manareco New Materials
Co., Ltd., Class A 12,852 73,260
Xi'An Shaangu Power Co.,
Ltd., Class A 38,100 46,554
Xi'an Triangle Defense Co.,
Ltd., Class A 5,700 21,084
Xiandai Investment Co., Ltd.,
Class A 128,300 76,515
*Xiangcai Co., Ltd., Class A 87,200 131,582
Xiangpiaopiao Food Co., Ltd.,
Class A 10,000 18,723
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 18,300 35,431
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 51,300 94,771
Xianhe Co., Ltd., Class W 23,800 70,243
Ω*Xiaomi Corp., Class W 8,124,800 55,010,589
Xilinmen Furniture Co., Ltd.,
Class A 21,300 46,291
Xinfengming Group Co., Ltd.,
Class A 80,900 138,457
Xinhuanet Co., Ltd., Class A 21,840 57,855
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 40,400 67,126
Xinjiang Joinworld Co., Ltd.,
Class A 45,900 45,007
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class H 133,000 74,522
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 13,100 52,199
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 120,000 16,968
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd., Class H 58,000 67,973
*Xinte Energy Co., Ltd., Class
H 343,600 291,075
Xinxiang Chemical Fiber Co.,
Ltd., Class A 132,900 71,886
Xinxiang Richful Lube Additive
Co., Ltd., Class A 14,300 110,252
Shares Value
CHINA — (Continued)
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 133,600 $ 69,855
Xinyi Energy Holdings, Ltd. 1,056,636 168,254
#Xinyi Solar Holdings, Ltd.,
Class A 3,266,161 1,269,018
Xinyu Iron & Steel Co., Ltd.,
Class A 79,600 47,913
*Xinzhi Group Co., Ltd., Class
A 24,200 72,195
Xizang Zhufeng Resources
Co., Ltd., Class A 44,900 73,171
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 19,300 33,727
*XPeng, Inc., A Shares 691,000 6,302,624
#Xtep International Holdings,
Ltd., Class A 1,769,108 1,266,546
Xuji Electric Co., Ltd., Class A 29,400 92,601
ΩYadea Group Holdings, Ltd. 753,444 1,186,314
Yangling Metron New Material,
Inc., Class A 25,060 49,875
*Yangmei Chemical Co., Ltd.,
Class H 179,600 61,027
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 87,500 301,513
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 22,900 170,014
Yankershop Food Co., Ltd.,
Class A 10,930 103,203
#Yankuang Energy Group Co.,
Ltd., Class A 3,095,600 3,533,322
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 7,400 22,015
Yantai China Pet Foods Co.,
Ltd., Class A 14,400 113,439
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 21,800 51,097
Yantai Eddie Precision
Machinery Co., Ltd., Class A 28,700 72,285
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 48,800 263,486
YanTai Shuangta Food Co.,
Ltd., Class A 85,600 63,041
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 39,109 86,027
YD Electronic Technology Co.,
Ltd., Class A 9,200 34,183
#*Yeahka, Ltd., Class A 106,000 189,585
Yealink Network Technology
Corp., Ltd., Class A 50,200 233,587
Yechiu Metal Recycling China,
Ltd., Class A 155,100 56,144
YGSOFT, Inc., Class A 93,600 81,135
*Yibin Tianyuan Group Co.,
Ltd., Class A 81,100 58,152
ΩYiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 163,000 298,591

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Yifan Pharmaceutical Co., Ltd.,
Class A 39,700 $ 80,939
Yifeng Pharmacy Chain Co.,
Ltd., Class A 60,059 197,498
Yihai International Holding,
Ltd., Class A 408,000 702,696
*Yijiahe Technology Co., Ltd.,
Class A 10,700 47,904
Yindu Kitchen Equipment Co.,
Ltd. 16,820 38,398
Yingkou Jinchen Machinery
Co., Ltd. 10,400 40,099
Yixintang Pharmaceutical
Group Co., Ltd., Class A 40,400 83,936
Yizumi Holdings Co., Ltd.,
Class A 30,800 88,425
Yonfer Agricultural Technology
Co., Ltd., Class A 81,400 160,650
*Yonghui Superstores Co.,
Ltd., Class A 191,500 125,627
Yongjin Technology Group
Co., Ltd., Class A 38,600 95,560
YongXing Special Materials
Technology Co., Ltd., Class A 30,600 148,582
*Yonyou Network Technology
Co., Ltd., Class A 58,400 128,298
Yotrio Group Co., Ltd., Class A 97,400 50,657
*Youcare Pharmaceutical
Group Co., Ltd. 22,087 96,004
Youngor Fashion Co., Ltd.,
Class A 139,800 142,511
Youngy Co., Ltd., Class A 17,300 82,803
Youzu Interactive Co., Ltd.,
Class A 47,400 97,230
#YSB, Inc. 57,400 75,022
YTO Express Group Co., Ltd.,
Class A 113,000 230,852
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 37,900 52,354
Yuexiu Property Co., Ltd.,
Class A 1,170,000 688,586
Yueyang Forest & Paper Co.,
Ltd., Class A 119,500 78,725
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 22,741 50,306
Yum China Holdings, Inc. 216,850 10,093,884
Yum China Holdings, Inc.,
Class A 70,750 3,302,610
YUNDA Holding Group Co.,
Ltd., Class A 152,700 160,955
Yunnan Aluminium Co., Ltd.,
Class A 120,400 259,830
Yunnan Baiyao Group Co.,
Ltd., Class A 61,140 475,539
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 247,200 187,538
Yunnan Copper Co., Ltd.,
Class A 114,500 205,650
Shares Value
CHINA — (Continued)
*Yunnan Energy New Material
Co., Ltd., Class A 41,200 $ 169,024
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 16,000 49,774
Yunnan Nantian Electronics
Information Co., Ltd., Class A 25,600 70,194
Yunnan Tin Co., Ltd., Class A 87,200 215,757
Yunnan Yuntianhua Co., Ltd.,
Class A 101,500 347,146
Yusys Technologies Co., Ltd.,
Class A 36,800 136,529
Yutong Bus Co., Ltd., Class A 48,000 165,898
Yutong Heavy Industries Co.,
Ltd. 32,900 55,714
#*Zai Lab, Ltd. 71,700 268,076
#*Zai Lab, Ltd., Sponsored
ADR 3,960 149,688
Zangge Mining Co., Ltd., Class
A 19,200 122,360
ZBOM Home Collection Co.,
Ltd., Class A 32,500 44,760
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 22,300 615,444
Zhaojin Mining Industry Co.,
Ltd., Class H 1,184,500 2,954,460
Zhefu Holding Group Co., Ltd.,
Class A 177,300 89,262
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 38,300 58,059
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 22,840 36,777
*Zhejiang Century Huatong
Group Co., Ltd., Class A 105,400 185,797
Zhejiang Cfmoto Power Co.,
Ltd., Class A 6,800 211,153
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 11,100 135,937
Zhejiang China Commodities
City Group Co., Ltd., Class A 195,800 578,422
Zhejiang Chint Electrics Co.,
Ltd., Class A 78,100 246,425
Zhejiang Communications
Technology Co., Ltd., Class A 155,080 86,679
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 79,500 51,271
Zhejiang Crystal-Optech Co.,
Ltd., Class A 63,010 182,645
Zhejiang Dahua Technology
Co., Ltd., Class A 82,700 186,500
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 35,200 67,664
Zhejiang Dingli Machinery Co.,
Ltd., Class A 25,700 176,366
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 44,200 69,946

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Expressway Co.,
Ltd., Class H 962,760 $ 916,155
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 26,200 58,322
Zhejiang Gongdong Medical
Technology Co., Ltd., Class A 14,280 39,848
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 19,900 27,048
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd., Class A 94,000 145,364
Zhejiang Hailiang Co., Ltd.,
Class A 93,000 141,366
Zhejiang Hailide New Material
Co., Ltd., Class A 82,300 63,350
Zhejiang HangKe Technology,
Inc. Co., Class A 9,200 25,507
Zhejiang Hangmin Co., Ltd.,
Class A 82,251 81,108
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 52,500 45,436
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 41,900 66,190
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,100 121,218
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 56,600 174,898
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 22,800 57,172
Zhejiang Huangma
Technology Co., Ltd., Class A 42,800 76,100
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 65,230 399,692
Zhejiang International Group
Co., Ltd., Class A 32,000 49,219
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 47,100 58,008
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 16,200 84,705
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 21,200 74,389
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 63,600 245,925
Zhejiang Jingu Co., Ltd., Class
A 49,100 89,549
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 50,220 114,994
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 58,600 46,001
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 45,300 140,608
Shares Value
CHINA — (Continued)
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 44,700 $ 117,667
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 28,700 74,554
Zhejiang Juhua Co., Ltd.,
Class A 84,100 312,246
Zhejiang Lante Optics Co.,
Ltd., Class A 22,689 86,065
Ω*Zhejiang Leapmotor
Technology Co., Ltd., Class A 189,900 1,467,189
Zhejiang Longsheng Group
Co., Ltd., Class A 117,500 172,578
Zhejiang Medicine Co., Ltd.,
Class A 47,300 104,438
Zhejiang Meida Industrial Co.,
Ltd., Class A 43,000 41,150
Zhejiang Meorient Commerce
& Exhibition, Inc., Class A 19,240 41,388
*Zhejiang Narada Power
Source Co., Ltd., Class A 42,500 86,294
Zhejiang NHU Co., Ltd., Class
A 124,476 386,711
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 31,600 70,605
Zhejiang Runtu Co., Ltd.,
Class A 56,400 59,527
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 57,900 212,401
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 17,400 115,619
Zhejiang Semir Garment Co.,
Ltd., Class A 92,900 68,546
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 55,660 43,616
Zhejiang Shibao Co., Ltd.,
Class H 146,000 96,341
Zhejiang Shouxiangu
Pharmaceutical Co., Ltd. 14,800 44,296
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd., Class A 20,180 67,843
Zhejiang Southeast Space
Frame Co., Ltd., Class A 57,100 34,449
Zhejiang Sunoren Solar
Technology Co., Ltd. 38,600 44,434
*Zhejiang Sunriver Culture
Tourism Co., Ltd., Class A 25,900 27,731
Zhejiang Supor Co., Ltd.,
Class A 13,600 97,913
Zhejiang Taihua New Material
Group Co., Ltd., Class A 27,400 36,634
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 43,500 43,016
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 25,500 92,837
Zhejiang Tony Electronic Co.,
Ltd., Class A 8,200 21,665

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 101,100 $ 231,360
Zhejiang Wanliyang Co., Ltd.,
Class A 70,000 73,105
Zhejiang Wanma Co., Ltd.,
Class A 55,200 109,172
Zhejiang Wansheng Co., Ltd.,
Class A 28,900 40,283
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 82,830 218,729
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 54,700 81,175
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 65,400 96,782
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 27,400 96,334
Zhejiang XCC Group Co., Ltd.,
Class A 14,900 70,861
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 52,700 79,084
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 67,440 94,844
Zhejiang Xinao Textiles, Inc.,
Class A 60,000 49,347
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 13,500 48,026
Zhejiang Yankon Group Co.,
Ltd., Class A 100 46
Zhejiang Yasha Decoration
Co., Ltd., Class A 104,200 56,940
Zhejiang Yinlun Machinery
Co., Ltd., Class A 36,000 144,645
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 18,300 41,015
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 27,400 94,168
*Zhejiang Yongtai Technology
Co., Ltd., Class A 19,900 35,797
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 5,640 37,954
Zhende Medical Co., Ltd.,
Class A 16,300 50,006
*Zhengzhou Coal Industry
& Electric Power Co., Ltd.,
Class A 85,800 48,789
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 89,800 62,896
Zheshang Development Group
Co., Ltd., Class A 51,800 45,979
Zheshang Securities Co., Ltd.,
Class A 115,600 182,293
Zhewen Interactive Group Co.,
Ltd., Class A 30,100 35,777
Shares Value
CHINA — (Continued)
*Zhong An Group, Ltd. 3,000 $ 54
Ω#*ZhongAn Online P&C
Insurance Co., Ltd., Class H 631,000 1,615,682
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 66,400 27,535
Zhongji Innolight Co., Ltd.,
Class A 45,780 1,381,680
Zhongjin Gold Corp., Ltd.,
Class A 182,000 361,466
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 9,100 24,649
*Zhongnongfa Seed Industry
Group Co., Ltd., Class A 29,800 26,369
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 104,800 95,349
Zhongshan Public Utilities
Group Co., Ltd., Class A 52,400 68,169
Zhongsheng Group Holdings,
Ltd., Class A 804,000 1,356,046
Zhongtai Securities Co., Ltd.,
Class A 119,400 110,620
*<Zhongtian Financial Group
Co., Ltd., Class A 156,600 –
Zhongtong Bus Holding Co.,
Ltd., Class A 41,900 63,517
Zhongyuan Environment-
Protection Co., Ltd., Class A 51,300 58,769
Ω#Zhou Hei Ya International
Holdings Co., Ltd., Class A 1,036,500 363,105
Zhuhai Huafa Properties Co.,
Ltd., Class A 81,100 53,878
*Zhuhai Zhumian Group Co.,
Ltd., Class A 187,000 149,907
Zhuzhou CRRC Times Electric
Co., Ltd., Class A 346,200 1,406,851
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 24,000 117,900
Zhuzhou Kibing Group Co.,
Ltd., Class A 139,600 120,428
*Zhuzhou Smelter Group Co.,
Ltd., Class A 78,100 121,859
Zhuzhou Times New Material
Technology Co., Ltd., Class A 54,500 96,601
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 90,100 62,981
Zijin Mining Group Co., Ltd.,
Class H 4,668,000 12,457,911
ZJAMP Group Co., Ltd., Class
A 34,400 43,369
Ω#ZJLD Group, Inc., Class A 18,000 15,340
ZJMI Environmental Energy
Co., Ltd., Class A 33,900 61,968
Zkteco Co., Ltd., Class A 13,600 55,096
ZMJ Group Co., Ltd., Class H 187,000 357,325
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,179,200 919,325
#ZTE Corp., Class H 653,000 2,071,299

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
CHINA — (Continued)
ZTO Express Cayman, Inc. 353,100 $ 6,832,597
ZTO Express Cayman, Inc.,
Class A, Sponsored ADR 7,500 147,675
TOTAL CHINA 1,431,063,642
COLOMBIA — (0.1%)
Celsia SA 38,592 43,548
Cementos Argos SA 237,319 625,614
Grupo Argos SA, Class A 50,083 204,414
Grupo Cibest SA 1,654 21,643
Grupo Cibest SA, ADR 70,879 3,077,566
Grupo de Inversiones
Suramericana SA 16,145 179,078
Grupo Energia Bogota SA
ESP, Class O 59,676 42,266
Interconexion Electrica SA
ESP 149,382 753,163
Mineros SA, Class A 18,404 33,404
Promigas SA ESP 284 457
TOTAL COLOMBIA 4,981,153
CZECH — (0.1%)
CEZ A/S 78,980 4,595,002
Komercni Banka A/S 43,730 2,094,370
ΩMoneta Money Bank A/S,
Class F 68,921 481,815
TOTAL CZECH 7,171,187
EGYPT — (0.0%)
Commercial International
Bank - Egypt (CIB), Registered
Shares, GDR 1,215,135 2,325,768
TOTAL EGYPT 2,325,768
FRANCE — (0.0%)
Carrefour SA 38,413 576,070
TOTAL FRANCE 576,070
GREECE — (0.5%)
Aegean Airlines SA 11,748 169,690
*Aktor SA Holding Company
Technical And Energy Projects 16,634 118,799
Alpha Bank SA 1,648,559 6,226,602
Athens International Airport
SA, Class A 5,870 67,185
Athens Water Supply &
Sewage Co. SA 263 2,206
Autohellas Tourist and Trading
SA 2,934 35,730
Avax SA 35,094 91,781
Bank of Greece, Class A 710 12,271
Eurobank Ergasias Services
and Holdings SA 1,177,668 4,364,479
Fourlis Holdings SA, Class A 10,246 52,244
GEK TERNA SA, Class A 9,573 237,323
Hellenic Exchanges - Athens
Stock Exchange SA 37,872 303,423
Hellenic Telecommunications
Organization SA, Class A 98,188 1,786,851
HELLENiQ ENERGY Holdings
S.A., Class A 20,007 176,436
Holding Co. ADMIE IPTO SA 89,537 339,206
Shares Value
GREECE — (Continued)
JUMBO SA, Class A 60,510 $ 2,052,759
*LAMDA Development SA,
Class A 23,022 175,753
Metlen Energy & Metals SA 126 6,977
Motor Oil Hellas Corinth
Refineries SA 29,739 857,067
National Bank of Greece SA 436,322 6,137,503
OPAP SA, Class A 84,961 1,911,771
Piraeus Financial Holdings SA 558,767 4,329,643
Piraeus Port Authority SA 1,171 64,600
Plastika Kritis SA 17 311
Public Power Corp. SA 113,414 1,849,755
Quest Holdings SA 2,014 16,873
Sarantis SA 9,074 139,167
Titan SA, Class A 23,023 957,854
TOTAL GREECE 32,484,259
HONG KONG — (3.3%)
Alibaba Group Holding, Ltd.,
Class W 7,163,700 105,584,725
Alibaba Group Holding, Ltd.,
Class W, Sponsored ADR 243,096 29,324,670
#*Alibaba Health Information
Technology, Ltd. 2,156,000 1,340,290
Beijing Energy International
Holding Co., Ltd., Class A 75,400 14,408
Beijing Enterprises Water
Group, Ltd. 2,860,000 980,051
BOE Varitronix, Ltd., Class A 321,000 242,488
Bosideng International
Holdings, Ltd. 3,522,000 2,010,008
#C&D International Investment
Group, Ltd., Class A 502,269 1,012,216
*Capital Environment Holdings,
Ltd. 8,000 93
CGN Mining Co., Ltd. 810,000 208,433
#CGN New Energy Holdings
Co., Ltd., Class A 1,352,000 420,240
China Aircraft Leasing Group
Holdings, Ltd. 31,000 17,968
China Education Group
Holdings, Ltd., Class H 782,647 276,170
China Electronics Huada
Technology Co., Ltd., Class H 350,000 64,650
China Foods, Ltd., Class H 88,000 36,769
China Gas Holdings, Ltd. 2,325,816 2,444,329
*China Glass Holdings, Ltd. 2,000 88
China Medical System
Holdings, Ltd., Class A 973,000 1,653,480
China Mengniu Dairy Co., Ltd.,
Class H 2,374,000 4,953,646
*China Oil & Gas Group, Ltd.,
Class H 460,000 9,259
China Overseas Property
Holdings, Ltd., Class H 1,130,000 777,325
China Resources Building
Materials Technology
Holdings, Ltd., Class A 2,188,000 535,154
China Resources Gas Group,
Ltd. 795,600 2,008,763

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
HONG KONG — (Continued)
China Resources Land, Ltd. 2,631,500 $ 9,671,182
*China Ruifeng Renewable
Energy Holdings, Ltd. 800 41
*China Ruyi Holdings, Ltd. 4,732,000 1,892,800
China State Construction
Development Holdings, Ltd.,
Class A 48,000 9,294
China State Construction
International Holdings, Ltd. 1,990,000 3,052,178
China Water Affairs Group,
Ltd., Class A 426,000 335,373
#Chow Tai Fook Jewellery
Group, Ltd., Class A 1,163,000 1,949,692
#*Citychamp Watch &
Jewellery Group, Ltd. 488,000 23,623
*Comba Telecom Systems
Holdings, Ltd. 958,000 225,771
Continental Aerospace
Technologies Holding, Ltd. 524,000 9,679
#*Dalipal Holdings, Ltd. 286,000 196,739
Essex Bio-technology, Ltd. 26,000 17,223
EVA Precision Industrial
Holdings, Ltd., Class A 2,000 194
#*GCL New Energy Holdings,
Ltd., Class A 50,012 2,771
#*GCL Technology Holdings,
Ltd., Class A 221,000 32,939
Geely Automobile Holdings,
Ltd., Class A 4,662,000 10,499,893
#*Gemdale Properties &
Investment Corp., Ltd., Class A 4,382,000 159,092
#Grand Pharmaceutical Group,
Ltd., Class A 1,040,000 1,151,287
*Guangdong Land Holdings,
Ltd. 342,768 11,134
#Health & Happiness H&H
International Holdings, Ltd.,
Class A 159,000 232,120
#*Hopson Development
Holdings, Ltd. 783,375 377,217
Huabao International Holdings,
Ltd., Class A 142,000 61,865
*HUTCHMED China, Ltd. 11,000 39,516
Inspur Digital Enterprise
Technology, Ltd. 520,000 694,216
#*Jinchuan Group International
Resources Co., Ltd. 2,350,000 191,592
*Joy City Property, Ltd., Class
A 566,000 26,678
Ω*JS Global Lifestyle Co., Ltd.,
Class A 547,500 122,752
Kingboard Holdings, Ltd. 476,500 1,705,688
Kingboard Laminates
Holdings, Ltd., Class A 630,000 810,573
Kunlun Energy Co., Ltd., Class
A 4,614,000 4,449,424
#Lee & Man Paper
Manufacturing, Ltd., Class H 959,000 318,852
#LK Technology Holdings, Ltd. 468,500 188,593
Shares Value
HONG KONG — (Continued)
#*Nine Dragons Paper
Holdings, Ltd., Class A 1,240,000 $ 682,395
*OSL Group, Ltd. 1,500 3,157
Prinx Chengshan Holdings,
Ltd. 16,000 15,898
*Shanghai Industrial Urban
Development Group, Ltd.,
Class A 4,000 173
#Shenzhen International
Holdings, Ltd. 1,587,023 1,589,045
Sino Biopharmaceutical, Ltd.,
Class A 7,897,000 7,565,024
Sinofert Holdings, Ltd., Class A 2,258,000 408,454
*Skyworth Group, Ltd. 40,000 15,745
*South Manganese
Investment, Ltd. 1,000 41
SSY Group, Ltd. 1,186,000 469,867
Symphony Holdings, Ltd. 120,000 15,898
TCL Electronics Holdings, Ltd.,
Class A 1,275,000 1,650,191
Time Interconnect Technology,
Ltd. 211,000 251,856
Tongguan Gold Group, Ltd.,
Class A 2,000 461
ΩTopsports International
Holdings, Ltd. 2,096,000 846,410
Towngas Smart Energy Co.,
Ltd., Class F 654,623 333,566
Truly International Holdings,
Ltd. 494,000 74,257
Wasion Holdings, Ltd., Class A 476,000 516,627
Yuexiu Transport
Infrastructure, Ltd., Class A 500,000 243,312
#Zhongyu Energy Holdings,
Ltd., Class A 38,000 18,685
TOTAL HONG KONG 207,076,276
HUNGARY — (0.2%)
*4iG Nyrt, Class A 7,228 37,959
MOL Hungarian Oil & Gas PLC 230,945 2,017,014
Opus Global Nyrt 55,285 90,870
OTP Bank Nyrt, Class A 106,651 8,703,830
Richter Gedeon Nyrt 21,145 636,977
TOTAL HUNGARY 11,486,650
INDIA — (18.2%)
360 ONE WAM, Ltd., Class A 109,341 1,313,983
3M India, Ltd. 587 206,090
Aarti Drugs, Ltd. 31,520 182,340
Aarti Industries, Ltd. 113,403 543,785
Aarti Pharmalabs, Ltd. 43,075 448,065
ABB India, Ltd. 26,490 1,666,233
ACC, Ltd., Class A 42,262 862,813
Accelya Solutions India, Ltd. 2,589 40,955
Action Construction
Equipment, Ltd. 26,638 344,383
*Adani Energy Solutions, Ltd. 116,228 1,072,603
Adani Enterprises, Ltd. 43,074 1,195,222
*Adani Green Energy, Ltd. 69,873 785,444

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Adani Ports & Special
Economic Zone, Ltd. 339,430 $ 5,320,525
*Adani Power, Ltd. 431,380 2,896,098
Adani Total Gas, Ltd. 64,684 446,075
ADF Foods, Ltd. 22,770 63,840
*Aditya Birla Fashion and
Retail, Ltd. 253,138 210,576
*Aditya Birla Lifestyle Brands,
Ltd. 252,148 413,057
Aditya Birla Real Estate, Ltd. 30,530 656,857
ΩAditya Vision, Ltd. 11,408 51,402
Advanced Enzyme
Technologies, Ltd., Class F 43,267 173,219
*Advent Hotels International
Pvt, Ltd. 13,950 49,797
Aegis Logistics, Ltd. 108,997 895,505
*Aether Industries, Ltd. 19,168 167,821
*Affle 3i, Ltd. 18,698 417,936
AGI Greenpac, Ltd. 20,905 229,767
Ahluwalia Contracts India, Ltd. 20,804 242,883
AIA Engineering, Ltd. 19,778 707,277
Ajanta Pharma, Ltd. 29,638 930,904
Ajmera Realty & Infra India,
Ltd. 9,452 96,787
Akzo Nobel India, Ltd. 4,930 212,252
Alembic Pharmaceuticals, Ltd. 37,087 414,017
Alembic, Ltd. 82,797 105,974
Alkem Laboratories, Ltd. 22,391 1,285,993
Alkyl Amines Chemicals, Class
A 3,742 100,309
Allcargo Logistics, Ltd. 227,709 90,903
Allied Digital Services, Ltd. 22,887 41,443
Amara Raja Energy & Mobility,
Ltd., Class F 176,880 1,945,708
*Amber Enterprises India, Ltd. 16,542 1,503,814
Ambika Cotton Mills, Ltd. 940 16,721
Ambuja Cements, Ltd. 413,650 2,798,788
Amrutanjan Health Care, Ltd. 2,397 18,065
Anant Raj, Ltd. 79,805 514,367
Andhra Paper, Ltd. 21,504 18,902
Angel One, Ltd., Class A 53,254 1,581,168
Ω*Antony Waste Handling
Cell, Ltd., Class A 16,126 112,957
Anup Engineering, Ltd. (The) 9,766 294,913
Anupam Rasayan India, Ltd. 17,819 230,552
Apar Industries, Ltd., Class A 19,584 1,991,404
Apcotex Industries, Ltd., Class
A 3,041 14,841
APL Apollo Tubes, Ltd. 111,832 2,044,155
Apollo Hospitals Enterprise,
Ltd., Class A 70,538 6,037,688
Apollo Pipes, Ltd. 2,123 9,796
Apollo Tyres, Ltd. 631,213 3,240,417
Artemis Medicare Services,
Ltd. 10,016 27,333
Arvind Fashions, Ltd. 75,521 480,419
Arvind, Ltd. 130,069 469,280
Asahi India Glass, Ltd. 45,457 435,921
*Ashapura Minechem, Ltd. 45,239 286,363
Shares Value
INDIA — (Continued)
Ashiana Housing, Ltd. 17,770 $ 64,184
Ashok Leyland, Ltd. 2,827,754 3,907,586
*Ashoka Buildcon, Ltd., Class
A 136,254 313,124
Asian Paints, Ltd., Class F 190,648 5,214,819
Associated Alcohols &
Breweries, Ltd. 3,930 46,340
ΩAster DM Healthcare, Ltd. 121,283 837,501
Astra Microwave Products, Ltd. 35,091 384,404
Astral, Ltd. 65,887 1,053,906
AstraZeneca Pharma India,
Ltd. 2,130 223,361
Atul, Ltd. 8,821 667,526
ΩAU Small Finance Bank, Ltd. 113,421 960,078
AurionPro Solutions, Ltd.,
Class A 8,831 137,397
Aurobindo Pharma, Ltd., Class
A 234,147 3,046,627
Automotive Axles, Ltd. 1,014 21,747
Avadh Sugar & Energy, Ltd. 3,114 16,431
Avantel, Ltd. 40,551 58,994
Avanti Feeds, Ltd., Class A 42,466 330,183
Ω*Avenue Supermarts, Ltd. 57,095 2,781,400
*AWL Agri Business, Ltd. 71,989 215,477
Axis Bank, Ltd. 1,376,549 16,789,109
*AXISCADES Technologies,
Ltd. 14,116 213,580
Bajaj Auto, Ltd. 40,347 3,688,395
*Bajaj Consumer Care, Ltd. 68,801 175,288
Bajaj Finserv, Ltd. 187,271 4,164,488
*Bajaj Hindusthan Sugar, Ltd. 608,404 162,105
Bajaj Holdings & Investment,
Ltd. 5,130 817,708
Balaji Amines, Ltd. 7,262 146,602
Balkrishna Industries, Ltd. 42,733 1,305,522
Balmer Lawrie & Co., Ltd. 56,447 135,552
Balrampur Chini Mills, Ltd. 232,714 1,559,551
Balu Forge Industries, Ltd. 6,018 42,429
Banco Products India, Ltd. 38,104 257,423
ΩBandhan Bank, Ltd. 645,270 1,238,111
Bank of Baroda, Class A 808,499 2,195,438
Bank of India, Class A 449,498 571,527
Bank of Maharashtra, Class A 520,071 332,945
BASF India, Ltd. 7,186 409,673
Bata India, Ltd. 35,111 477,492
Bayer CropScience, Ltd. 7,660 552,866
BEML, Ltd. 12,484 564,453
Berger Paints India, Ltd.,
Class A 114,868 740,752
*BF Utilities, Ltd., Class R 16,412 140,356
Bhansali Engineering
Polymers, Ltd. 97,934 129,138
Bharat Bijlee, Ltd. 5,541 188,473
Bharat Dynamics, Ltd. 49,278 910,756
Bharat Electronics, Ltd. 2,458,157 10,750,381
Bharat Forge, Ltd. 225,740 3,012,744
Bharat Heavy Electricals, Ltd. 718,141 1,954,831
Bharat Petroleum Corp., Ltd. 1,058,071 3,977,486
Bharat Rasayan, Ltd. 362 45,726

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
*Bharat Wire Ropes, Ltd. 9,945 $ 21,211
Bharti Airtel, Ltd. 1,521,970 33,259,689
Biocon, Ltd. 282,051 1,260,232
Birla Corp., Ltd. 23,003 354,897
BirlaNu, Ltd. 909 23,901
Birlasoft, Ltd. 128,796 575,620
*BL Kashyap & Sons, Ltd. 33,564 30,273
*Black Box, Ltd., Class A 20,825 120,982
Bliss GVS Pharma, Ltd., Class
A 11,488 23,124
BLS International Services,
Ltd. 76,147 330,366
Blue Dart Express, Ltd. 3,747 256,391
Blue Star, Ltd., Class A 73,885 1,465,997
*Bluspring Enterprises, Ltd. 54,153 54,141
Bombay Burmah Trading Co. 20,001 433,087
Bombay Dyeing &
Manufacturing Co., Ltd. 77,300 150,702
*Borosil Renewables, Ltd. 25,828 180,887
*Borosil Scientific, Ltd. 1,816 3,400
*Borosil, Ltd. 13,084 49,335
Bosch, Ltd. 3,061 1,411,190
Brigade Enterprises, Ltd.,
Class A 88,079 1,013,325
*Brightcom Group, Ltd. 916,687 142,109
Britannia Industries, Ltd.,
Class A 78,775 5,189,692
BSE, Ltd., Class A 119,790 3,319,434
*Camlin Fine Sciences, Ltd. 77,805 237,548
Campus Activewear, Ltd. 64,086 195,589
Canara Bank, Class A 1,408,545 1,724,528
Cantabil Retail India, Ltd. 20,138 61,174
*Capacit'e Infraprojects, Ltd. 44,853 157,013
Caplin Point Laboratories, Ltd.,
Class F 13,420 316,569
Carborundum Universal, Ltd. 27,643 293,664
Care Ratings, Ltd. 14,090 272,909
*Cartrade Tech, Ltd. 37,521 936,539
Carysil, Ltd., Class A 12,889 130,459
Castrol India, Ltd. 422,709 1,052,493
CCL Products India, Ltd. 67,702 659,138
CE Info Systems, Ltd. 9,892 203,489
Ceat, Ltd., Class A 25,377 959,849
Cello World, Ltd. 1,647 11,184
Central Depository Services
India, Ltd., Class F 86,424 1,460,942
Centum Electronics, Ltd. 1,413 35,676
Century Enka, Ltd. 1,392 8,227
Century Plyboards India, Ltd. 31,965 266,926
Cera Sanitaryware, Ltd. 4,210 314,553
CESC, Ltd., Class A 428,536 829,249
CG Power & Industrial
Solutions, Ltd., Class A 390,915 2,952,878
*Chalet Hotels, Ltd. 6,079 63,140
Chambal Fertilisers and
Chemicals, Ltd. 166,826 980,593
*Chemplast Sanmar, Ltd. 7,572 36,032
Chennai Petroleum Corp., Ltd. 35,133 273,789
*Choice International, Ltd. 40,494 352,340
Shares Value
INDIA — (Continued)
CIE Automotive India, Ltd. 76,964 $ 353,328
*Cigniti Technologies, Ltd. 8,067 152,566
Cipla, Ltd. 445,419 7,904,775
City Union Bank, Ltd. 278,467 681,173
Clean Science & Technology,
Ltd. 7,712 107,609
CMS Info Systems, Ltd., Class
A 179,053 936,771
Coal India, Ltd. 945,139 4,060,595
ΩCochin Shipyard, Ltd., Class
A 55,725 1,126,475
Ω*Coffee Day Enterprises,
Ltd., Class A 146,342 59,724
Coforge, Ltd. 227,367 4,537,542
*Cohance Lifesciences, Ltd. 54,116 616,814
Colgate-Palmolive India, Ltd.,
Class F 114,945 2,946,229
Computer Age Management
Services, Ltd. 43,695 1,863,948
*Concord Biotech, Ltd. 1,478 29,819
Confidence Petroleum India,
Ltd. 60,005 35,634
Container Corp. of India, Ltd.,
Class A 197,033 1,300,526
Coromandel International, Ltd.,
Class A 96,279 2,958,094
Cosmo First, Ltd. 12,233 142,106
Craftsman Automation, Ltd. 6,017 463,783
CRISIL, Ltd. 7,918 479,425
Crompton Greaves Consumer
Electricals, Ltd., Class H 544,645 2,008,252
*CSB Bank, Ltd., Class H 46,122 221,241
Cummins India, Ltd. 85,963 3,489,107
Cyient, Ltd. 63,124 868,760
Ω*D P Abhushan, Ltd. 4,009 76,062
Dabur India, Ltd. 307,475 1,856,810
Dalmia Bharat Sugar &
Industries, Ltd. 11,335 47,767
Dalmia Bharat, Ltd. 41,092 1,048,658
Datamatics Global Services,
Ltd., Class H 13,080 146,413
DB Corp., Ltd. 29,354 90,392
DCB Bank, Ltd. 206,912 317,860
DCM Shriram Industries, Ltd. 12,038 23,158
DCM Shriram, Ltd. 13,211 215,602
*DCW, Ltd. 146,216 128,191
Deep Industries, Ltd. 19,087 104,076
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 66,279 1,209,685
Deepak Nitrite, Ltd., Class A 97,477 2,047,936
*Delhivery, Ltd. 306,990 1,490,289
Delta Corp., Ltd. 127,312 124,291
*Devyani International, Ltd. 39,863 74,221
*Dhanlaxmi Bank, Ltd. 144,482 44,533
Dhanuka Agritech, Ltd. 8,701 189,736
*Digitide Solutions, Ltd. 54,153 143,786
ΩDilip Buildcon, Ltd. 33,724 185,215
*Dish TV India, Ltd. 758,352 46,748

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
*Dishman Carbogen Amcis,
Ltd. 46,653 $ 135,407
Divi's Laboratories, Ltd. 67,895 5,111,962
Dixon Technologies India, Ltd. 23,815 4,578,472
DLF, Ltd. 392,509 3,514,036
D-Link India, Ltd. 7,211 42,229
Dodla Dairy, Ltd., Class A 4,350 63,160
Dollar Industries, Ltd. 10,607 46,091
ΩDr. Lal PathLabs, Ltd. 25,814 928,522
Dr. Reddy's Laboratories, Ltd. 80,725 1,170,621
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 410,453 5,836,642
*Dredging Corp. of India, Ltd. 1,657 12,636
Dwarikesh Sugar Industries,
Ltd. 135,889 65,867
Dynacons Systems &
Solutions Ltd, Class H 2,494 28,459
Dynamatic Technologies, Ltd. 444 33,554
Ω*E2E Networks, Ltd. 1,572 37,309
eClerx Services, Ltd. 18,767 807,078
Eicher Motors, Ltd. 101,300 6,323,824
*EID Parry India, Ltd. 68,000 957,525
EIH Associated Hotels 5,056 22,340
EIH, Ltd. 17,042 73,052
Elecon Engineering Co., Ltd.,
Class A 72,352 470,997
Electrosteel Castings, Ltd. 250,230 316,934
Elgi Equipments, Ltd. 108,202 702,026
Emami, Ltd. 140,552 963,742
*Embassy Developments, Ltd. 415,520 500,244
eMudhra, Ltd. 5,371 47,598
ΩEndurance Technologies,
Ltd. 16,961 494,064
Engineers India, Ltd. 200,427 489,154
Epigral, Ltd. 11,602 267,433
EPL, Ltd. 150,096 382,031
ΩEquitas Small Finance Bank,
Ltd., Class A 418,690 283,241
ΩEris Lifesciences, Ltd. 25,683 527,418
ESAB India, Ltd. 286 17,397
Escorts Kubota, Ltd. 32,033 1,228,388
*Eternal, Ltd. 2,716,202 9,544,051
*Ethos, Ltd. 1,692 53,316
*Eureka Forbes, Ltd. 30,106 191,825
Eveready Industries India, Ltd. 26,872 129,653
Everest Kanto Cylinder, Ltd. 33,468 49,202
Exide Industries, Ltd., Class F 327,031 1,434,701
FDC, Ltd. 35,850 196,175
Federal Bank, Ltd. 2,564,370 5,925,946
*Federal-Mogul Goetze India,
Ltd. 6,236 40,933
FIEM Industries, Ltd. 7,570 166,240
Filatex India, Ltd. 136,508 86,300
Fine Organic Industries, Ltd. 5,419 328,040
Fineotex Chemical, Ltd. 30,176 89,857
*Fino Payments Bank, Ltd. 19,103 58,444
Finolex Cables, Ltd. 52,559 530,067
Finolex Industries, Ltd. 165,797 390,386
Firstsource Solutions, Ltd. 353,184 1,377,679
Shares Value
INDIA — (Continued)
Force Motors, Ltd. 4,767 $ 922,068
Fortis Healthcare, Ltd., Class A 324,674 3,178,033
*FSN E-Commerce Ventures,
Ltd. 440,419 1,053,904
G R Infraprojects, Ltd. 3,102 43,138
Gabriel India, Ltd. 72,582 859,438
GAIL India, Ltd. 1,848,744 3,749,880
Galaxy Surfactants, Ltd. 5,752 175,051
*Ganesh Benzoplast, Ltd.,
Class H 6,421 6,899
Ganesh Housing Corp., Ltd. 9,366 95,607
Ganesha Ecosphere, Ltd.,
Class H 11,296 191,480
Garden Reach Shipbuilders &
Engineers, Ltd. 510 15,206
Garware Hi-Tech Films, Ltd. 7,298 288,142
Garware Technical Fibres, Ltd. 31,335 321,475
Gateway Distriparks, Ltd. 126,726 102,482
GE Vernova T&D India, Ltd. 12,873 400,715
*Genesys International Corp.,
Ltd. 25,054 171,705
Genus Power Infrastructures,
Ltd. 6,642 27,019
Geojit Financial Services, Ltd.,
Class A 30,472 25,411
GHCL, Ltd. 170,054 1,158,558
Gillette India, Ltd., Class A 4,012 496,149
ΩGland Pharma, Ltd., Class A 26,975 635,831
GlaxoSmithKline
Pharmaceuticals, Ltd. 19,717 711,848
Glenmark Pharmaceuticals,
Ltd. 100,231 2,441,850
*Global Health, Ltd. 62,895 941,428
Globus Spirits, Ltd. 12,515 183,035
GMM Pfaudler, Ltd. 23,156 370,871
*GMR Airports, Ltd. 1,822,892 1,874,110
*GMR Power and Urban Infra,
Ltd. 102 127
*Go Fashion India, Ltd. 6,195 58,242
Godawari Power and Ispat,
Ltd. 222,450 493,130
Godfrey Phillips India, Ltd. 8,557 889,950
ΩGodrej Agrovet, Ltd. 23,689 229,105
Godrej Consumer Products,
Ltd. 263,084 3,781,136
*Godrej Industries, Ltd., Class
A 13,161 172,388
*Godrej Properties, Ltd., Class
A 83,363 2,001,216
*Gokaldas Exports, Ltd., Class
A 21,001 203,720
*Gokul Agro Resources, Ltd. 2,960 10,524
Goldiam International, Ltd. 23,979 93,741
Goodluck India, Ltd., Class A 11,292 142,596
Granules India, Ltd. 574,743 3,115,860
Graphite India, Ltd. 61,548 402,421
Grasim Industries, Ltd. 203,638 6,384,468
Gravita India, Ltd. 18,769 401,418

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Great Eastern Shipping Co.,
Ltd. (The) 92,138 $ 988,604
Greaves Cotton, Ltd., Class A 80,814 208,689
Greenlam Industries, Ltd. 9,844 26,366
Greenpanel Industries, Ltd. 54,476 182,740
Greenply Industries, Ltd. 29,309 107,869
Grindwell Norton, Ltd., Class A 22,577 397,010
Gufic Biosciences, Ltd. 5,649 25,608
Gujarat Alkalies & Chemicals,
Ltd. 13,196 87,613
Gujarat Ambuja Exports, Ltd. 127,666 160,692
Gujarat Fluorochemicals, Ltd. 18,544 760,823
Gujarat Gas, Ltd. 33,184 166,869
Gujarat Industries Power Co.,
Ltd. 41,813 95,871
Gujarat Mineral Development
Corp., Ltd. 69,778 313,687
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 69,224 427,362
Gujarat Pipavav Port, Ltd. 219,250 396,032
Gujarat State Petronet, Ltd. 173,303 623,682
Gulf Oil Lubricants India, Ltd. 9,453 130,445
Happiest Minds Technologies,
Ltd. 47,821 331,422
Hariom Pipe Industries, Ltd. 1,563 8,043
ΩHarsha Engineers
International, Ltd. 11,536 54,639
Hatsun Agro Product, Ltd. 3,983 41,640
Havells India, Ltd. 147,582 2,528,136
HBL Engineering, Ltd. 89,851 602,297
HCL Technologies, Ltd. 506,319 8,484,432
ΩHDFC Asset Management
Co., Ltd., Class A 72,092 4,649,836
HDFC Bank, Ltd. 1,292,738 29,783,574
HDFC Bank, Ltd., Sponsored
ADR 532,736 40,898,143
ΩHDFC Life Insurance Co.,
Ltd. 492,363 4,246,410
*HealthCare Global
Enterprises, Ltd. 41,259 292,985
HEG, Ltd. 68,167 445,971
HeidelbergCement India, Ltd.,
Class A 43,635 106,050
Heritage Foods, Ltd. 39,737 217,785
Hero MotoCorp, Ltd., Class A 99,434 4,836,353
Hester Biosciences, Ltd. 401 8,923
*Heubach Colorants India, Ltd. 373 2,513
HFCL, Ltd. 608,556 524,991
HG Infra Engineering, Ltd.,
Class A 18,552 219,938
Hikal, Ltd. 32,455 119,707
Himadri Speciality Chemical,
Ltd. 125,847 679,598
Himatsingka Seide, Ltd. 32,240 51,298
Hindalco Industries, Ltd., Class
H 1,051,377 8,198,097
Hindustan Aeronautics, Ltd. 124,665 6,452,360
*Hindustan Construction Co.,
Ltd. 91,706 27,240
Shares Value
INDIA — (Continued)
Hindustan Copper, Ltd. 214,490 $ 595,855
*Hindustan Foods, Ltd. 20,299 127,971
*Hindustan Oil Exploration
Co., Ltd. 60,972 115,758
Hindustan Petroleum Corp.,
Ltd. 676,765 3,232,835
Hindustan Unilever, Ltd. 377,494 10,864,743
Hindware Home Innovation,
Ltd., Class H 6,874 20,803
Hitachi Energy India, Ltd.,
Class A 4,304 987,330
HI-Tech Pipes, Ltd., Class A 91,931 94,598
Honda India Power Products,
Ltd. 897 29,518
HPL Electric & Power, Ltd. 17,353 113,222
*Hubtown, Ltd. 2,733 10,467
I G Petrochemicals, Ltd. 1,953 10,765
ICICI Bank, Ltd. 653,519 11,051,791
ICICI Bank, Ltd., Sponsored
ADR 1,335,403 45,003,081
ΩICICI Lombard General
Insurance Co., Ltd. 173,839 3,824,116
ΩICICI Prudential Life
Insurance Co., Ltd. 106,984 752,257
ICRA, Ltd. 439 33,216
IDFC First Bank, Ltd. 3,302,174 2,592,017
*IFB Industries, Ltd., Class A 8,086 121,892
Igarashi Motors India, Ltd. 3,315 21,699
IIFL Capital Services, Ltd. 122,020 442,607
*Imagicaaworld Entertainment,
Ltd. 97,959 71,256
*India Cements, Ltd. (The) 431,424 1,817,818
*India Glycols, Ltd. 7,295 142,588
India Nippon Electricals, Ltd. 2,785 24,224
ΩIndiaMart InterMesh, Ltd. 8,418 248,815
Indian Bank 218,066 1,547,643
ΩIndian Energy Exchange,
Ltd. 319,217 493,044
Indian Hotels Co., Ltd. (The) 530,323 4,484,502
Indian Hume Pipe Co., Ltd.
(The) 5,414 25,312
Indian Metals & Ferro Alloys,
Ltd. 6,883 57,394
Indian Oil Corp., Ltd. 1,821,228 3,027,523
Indian Railway Catering &
Tourism Corp., Ltd. 175,589 1,455,345
Indigo Paints, Ltd. 15,165 207,743
Indo Count Industries, Ltd. 53,558 165,904
*Indo Tech Transformers, Ltd. 2,323 44,093
Indoco Remedies, Ltd. 12,275 44,540
Indraprastha Gas, Ltd. 435,525 1,019,471
Indraprastha Medical Corp.,
Ltd. 39,400 211,396
*Indus Towers, Ltd. 1,131,772 4,689,944
*IndusInd Bank, Ltd., Class H 202,085 1,843,014
Infibeam Avenues, Ltd. 797,532 142,666
*Infibeam Avenues, Ltd. 200,129 21,156
Info Edge India, Ltd. 261,869 4,162,162
Infosys, Ltd. 1,011,293 17,420,809

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
#Infosys, Ltd., Sponsored ADR 1,173,892 $ 19,627,474
Ingersoll Rand India, Ltd.,
Class A 5,594 246,740
*Inox Green Energy Services,
Ltd. 91,889 173,154
*Inox Wind, Ltd. 265,411 456,719
Insecticides India, Ltd., Class
A 3,144 38,488
Intellect Design Arena, Ltd. 87,449 1,020,852
Ω*InterGlobe Aviation, Ltd. 119,290 8,048,785
IOL Chemicals and
Pharmaceuticals, Ltd. 114,633 134,997
ION Exchange India, Ltd. 63,737 338,480
Ipca Laboratories, Ltd. 300,893 5,062,700
IRB Infrastructure Developers,
Ltd. 785,179 403,979
ΩIRCON International, Ltd.,
Class A 229,937 465,550
ISGEC Heavy Engineering,
Ltd. 19,033 237,090
*ITC Hotels, Ltd. 191,250 503,130
ITC, Ltd., Class A 1,981,545 9,318,597
ITD Cementation India, Ltd. 64,957 576,687
J Kumar Infraprojects, Ltd.,
Class A 27,179 218,506
*Jai Balaji Industries, Ltd. 61,625 79,016
Jai Corp., Ltd. 9,036 11,461
*Jain Irrigation Systems, Ltd. 288,803 168,801
*Jaiprakash Power Ventures,
Ltd. 2,533,366 607,323
Jammu & Kashmir Bank, Ltd.
(The), Class A 536,056 637,157
Jamna Auto Industries, Ltd.,
Class A 176,481 184,804
Jash Engineering, Ltd. 30,511 202,974
JB Chemicals &
Pharmaceuticals, Ltd. 55,881 1,128,672
JBM Auto, Ltd. 31,850 232,188
Jindal Drilling & Industries, Ltd. 8,402 62,014
Jindal Poly Films, Ltd. 3,714 24,572
Jindal Saw, Ltd. 200,568 481,805
Jindal Stainless, Ltd. 328,206 2,600,583
Jindal Steel & Power, Ltd.,
Class A 289,187 3,185,724
Jindal Worldwide, Ltd., Class A 29,485 13,773
JK Cement, Ltd. 30,344 2,306,662
JK Lakshmi Cement, Ltd. 47,394 525,534
JK Paper, Ltd. 72,689 297,730
JK Tyre & Industries, Ltd.,
Class A 143,929 550,503
JSW Energy, Ltd. 282,312 1,659,896
JSW Steel, Ltd. 411,711 4,926,973
JTEKT India, Ltd. 49,215 72,464
Jubilant Foodworks, Ltd. 293,500 2,196,256
Jubilant Ingrevia, Ltd. 71,037 634,720
Jubilant Pharmova, Ltd., Class
A 48,981 667,683
Jupiter Wagons, Ltd., Class A 36,637 142,870
Jyothy Labs, Ltd. 102,326 388,284
Shares Value
INDIA — (Continued)
*Jyoti Structures, Ltd. 520,223 $ 100,008
Kajaria Ceramics, Ltd. 64,683 869,098
Kalpataru Projects
International, Ltd. 69,358 908,476
Kalyan Jewellers India, Ltd. 163,763 1,111,772
Kalyani Steels, Ltd. 16,177 164,367
Kansai Nerolac Paints, Ltd. 32,781 91,646
Karnataka Bank, Ltd. (The) 167,476 345,396
Karur Vysya Bank, Ltd. (The) 329,258 990,795
Kaveri Seed Co., Ltd. 20,746 262,857
*Kaynes Technology India, Ltd. 2,231 157,191
KCP, Ltd. (The) 66,979 155,216
KDDL, Ltd., Class A 4,590 141,412
KEC International, Ltd., Class
A 82,372 810,097
KEI Industries, Ltd. 134,856 5,918,046
*Kellton Tech Solutions, Ltd. 322,515 104,856
Kennametal India, Ltd. 8 198
*Kesoram Industries, Ltd. 37,483 2,311
Kewal Kiran Clothing, Ltd. 5,835 37,039
Kfin Technologies, Ltd. 40,744 503,679
*Kiri Industries, Ltd. 32,691 204,546
Kirloskar Brothers, Ltd. 17,222 387,481
*Kirloskar Electric Co., Ltd. 10,385 15,277
Kirloskar Ferrous Industries,
Ltd. 33,030 229,498
Kirloskar Oil Engines, Ltd. 97,394 1,005,307
Kirloskar Pneumatic Co., Ltd. 22,476 338,453
Kitex Garments, Ltd. 39,000 101,197
KNR Constructions, Ltd. 159,484 389,522
Kolte-Patil Developers, Ltd. 15,887 75,274
Kopran, Ltd. 17,380 31,965
Kotak Mahindra Bank, Ltd.,
Class A 523,863 11,832,536
ΩKPI Green Energy, Ltd. 28,310 165,710
KPIT Technologies, Ltd. 122,203 1,710,866
KPR Mill, Ltd. 59,526 774,664
KRBL, Ltd. 52,842 232,032
Ω*Krishna Institute of Medical
Sciences, Ltd. 63,371 543,436
Krsnaa Diagnostics, Ltd.,
Class F 15,800 155,369
KSB, Ltd. 12,120 116,027
Ksolves India, Ltd. 3,819 14,082
ΩL&T Technology Services,
Ltd., Class A 8,058 396,301
LA Opala RG, Ltd. 9,940 31,330
Larsen & Toubro, Ltd. 369,032 15,319,681
ΩLaurus Labs, Ltd. 213,799 2,133,993
Laxmi Organic Industries, Ltd.,
Class A 58,704 136,790
Ω*Lemon Tree Hotels, Ltd. 246,336 421,224
LG Balakrishnan & Bros, Ltd. 6,795 97,722
Lincoln Pharmaceuticals, Ltd. 2,729 16,619
Linde India, Ltd. 8,548 641,451
Lloyds Engineering Works, Ltd. 455,711 373,938
*Lloyds Engineering Works,
Ltd. 120,629 72,695
Lloyds Metals & Energy, Ltd. 22,202 381,368

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
LMW, Ltd. 274 $ 47,259
ΩLodha Developers, Ltd. 38,339 539,030
LT Foods, Ltd. 112,861 626,735
ΩLTIMindtree, Ltd. 61,917 3,609,049
Lumax Auto Technologies, Ltd. 11,561 145,425
Lupin, Ltd., Class A 181,028 3,986,599
LUX Industries, Ltd., Class A 5,686 89,510
Mahanagar Gas, Ltd. 39,692 615,371
Maharashtra Seamless, Ltd. 36,518 292,127
Mahindra & Mahindra, Ltd. 645,427 23,600,419
*Mahindra Holidays & Resorts
India, Ltd. 49,271 200,490
Mahindra Lifespace
Developers, Ltd. 25,635 109,024
ΩMahindra Logistics, Ltd. 31,226 119,790
*Man Industries India, Ltd. 18,166 92,801
Man Infraconstruction, Ltd. 100,985 201,028
Manali Petrochemicals, Ltd. 27,903 21,647
Mangalam Cement, Ltd., Class
A 10,999 89,142
Mangalore Refinery &
Petrochemicals, Ltd., Class A 101,636 146,318
Mankind Pharma, Ltd. 15,777 462,366
Manorama Industries, Ltd. 14,463 251,240
Marico, Ltd. 378,212 3,064,597
Marksans Pharma, Ltd., Class
A 180,887 469,673
Maruti Suzuki India, Ltd. 69,177 9,956,576
Mastek, Ltd., Class R 12,140 334,922
*Max Estates, Ltd. 13,792 76,251
*Max Financial Services, Ltd. 110,251 1,889,649
Max Healthcare Institute, Ltd. 423,853 6,028,863
Mayur Uniquoters, Ltd. 8,509 53,731
Mazagon Dock Shipbuilders,
Ltd. 20,826 658,834
ΩMedi Assist Healthcare
Services, Ltd. 29,753 180,932
*Medplus Health Services, Ltd. 42,450 450,941
*Meghmani Organics, Ltd.,
Class A 80,475 91,096
Metro Brands, Ltd. 2,261 32,098
Ω*Metropolis Healthcare, Ltd. 21,246 483,935
Minda Corp., Ltd. 80,758 460,309
ΩMishra Dhatu Nigam, Ltd. 24,181 109,078
MM Forgings, Ltd. 4,565 17,914
MOIL, Ltd. 59,805 234,001
Mold-Tek Packaging, Ltd. 2,324 22,015
Monte Carlo Fashions, Ltd.,
Class A 4,238 28,130
*Morepen Laboratories, Ltd. 320,125 213,602
Motherson Sumi Wiring India,
Ltd. 1,829,122 774,673
Mphasis, Ltd. 90,161 2,871,813
MPS, Ltd. 3,866 104,075
MRF, Ltd. 2,067 3,488,584
Mrs Bectors Food Specialities,
Ltd. 24,353 420,151
MSTC, Ltd. 13,148 71,752
Shares Value
INDIA — (Continued)
Narayana Hrudayalaya, Ltd.,
Class A 63,244 $ 1,382,724
Natco Pharma, Ltd. 82,740 900,519
National Aluminium Co., Ltd.,
Class A 777,089 1,641,668
National Fertilizers, Ltd. 104,243 116,252
Nava, Ltd. 94,729 680,793
Ω*Navkar Corp., Ltd. 39,168 59,026
Navneet Education, Ltd. 24,158 41,066
*Nazara Technologies, Ltd. 33,888 522,796
NBCC India, Ltd., Class A 309,214 381,864
NCC, Ltd. 369,946 919,430
NCL Industries, Ltd. 9,234 23,147
NELCO, Ltd. 8,616 81,066
Neogen Chemicals, Ltd. 1,626 28,615
NESCO, Ltd. 18,560 292,091
Nestle India, Ltd. 194,109 4,980,651
Netweb Technologies India,
Ltd. 8,305 192,601
Neuland Laboratories, Ltd.,
Class A 7,156 1,084,934
Newgen Software
Technologies, Ltd., Class A 41,356 400,772
NHPC, Ltd. 2,037,317 1,936,177
NIIT Learning Systems, Ltd. 3,326 12,070
NIIT, Ltd. 80,655 106,446
Nilkamal, Ltd. 253 4,869
ΩNippon Life India Asset
Management, Ltd. 100,475 931,758
Nitin Spinners, Ltd. 2,276 9,555
NLC India, Ltd. 95,710 264,681
*NMDC Steel, Ltd. 2,157 900
NMDC, Ltd., Class H 3,170,748 2,562,334
NOCIL, Ltd. 68,063 144,232
NRB Bearings, Ltd., Class A 33,985 112,121
NTPC, Ltd. 2,594,910 9,901,382
Nucleus Software Exports, Ltd. 2,383 29,399
*Nuvoco Vistas Corp., Ltd. 3,939 19,360
Oberoi Realty, Ltd. 93,832 1,746,093
Oil & Natural Gas Corp., Ltd. 1,744,664 4,799,886
Oil India, Ltd. 256,453 1,288,138
*One 97 Communications, Ltd. 101,381 1,260,742
*Onesource Specialty Pharma,
Ltd., Class H 28,476 641,694
*Optiemus Infracom, Ltd. 3,898 26,659
Oracle Financial Services
Software, Ltd. 16,538 1,600,018
*Orchid Pharma, Ltd., Class A 13,861 117,156
Orient Cement, Ltd. 59,917 169,138
Orient Electric, Ltd. 46,512 114,115
*Orient Green Power Co., Ltd.,
Class A 588,084 94,256
Oriental Aromatics, Ltd., Class
A 1,219 5,203
Oriental Hotels, Ltd. 34,243 56,216
Page Industries, Ltd. 4,813 2,681,528
*Pakka, Ltd. 2,915 6,503
*Panacea Biotec, Ltd. 18,864 86,817

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Panama Petrochem, Ltd.,
Class A 954 $ 3,918
ΩParag Milk Foods, Ltd. 49,706 139,553
*Paramount Communications,
Ltd. 96,950 61,856
Patanjali Foods, Ltd. 48,671 1,041,052
*Patel Engineering, Ltd. 304,920 129,419
*PB Fintech, Ltd. 132,645 2,743,943
*PC Jeweller, Ltd. 1,755,854 313,693
PCBL CHEMICAL, Ltd. 150,327 676,138
PDS, Ltd. 22,785 91,792
Pearl Global Industries, Ltd. 10,912 185,270
*Pennar Industries, Ltd., Class
H 89,591 245,346
Persistent Systems, Ltd. 157,174 9,259,224
Petronet LNG, Ltd. 691,770 2,275,924
PG Electroplast, Ltd. 100,199 928,398
Phoenix Mills, Ltd. (The) 103,644 1,755,821
PI Industries, Ltd., Class H 57,212 2,776,324
Pidilite Industries, Ltd., Class A 93,957 3,078,101
Piramal Pharma, Ltd. 458,943 1,032,270
Pitti Engineering, Ltd. 14,078 151,678
PIX Transmissions, Ltd. 1,189 20,348
PNB Gilts, Ltd. 23,693 28,992
PNC Infratech, Ltd., Class A 120,209 429,932
Pokarna, Ltd., Class A 5,463 58,067
Poly Medicure, Ltd. 16,210 358,587
Polycab India, Ltd. 37,183 2,895,307
Polyplex Corp., Ltd., Class G 24,538 314,264
Power Grid Corp. of India, Ltd. 2,887,232 9,591,284
Power Mech Projects, Ltd. 12,632 450,721
Praj Industries, Ltd. 157,869 841,710
Prakash Industries, Ltd. 83,944 169,270
Prakash Pipes, Ltd., Class R 3,663 15,223
ΩPrataap Snacks, Ltd., Class
F 8,951 99,331
Precision Camshafts, Ltd. 10,702 22,077
Precision Wires India, Ltd. 44,667 91,151
Premier Explosives, Ltd. 437 2,189
Prestige Estates Projects, Ltd. 93,760 1,740,900
*Pricol, Ltd., Class R 72,110 356,275
Prince Pipes & Fittings, Ltd. 29,854 114,868
*Prism Johnson, Ltd. 51,210 89,578
Privi Speciality Chemicals, Ltd. 7,549 220,174
Procter & Gamble Health, Ltd. 3,731 251,101
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 683 107,044
*PSP Projects, Ltd. 5,689 48,987
Punjab National Bank 1,760,667 2,118,056
*Puravankara, Ltd. 30,541 101,055
*PVR Inox, Ltd., Class A 57,202 652,870
ΩQuess Corp., Ltd. 54,153 182,120
ΩQuick Heal Technologies,
Ltd. 2,006 7,109
R Systems International, Ltd.,
Class F 28,317 135,154
Radico Khaitan, Ltd. 20,359 635,531
Rail Vikas Nigam, Ltd. 216,685 861,187
Railtel Corp. of India, Ltd. 48,053 201,623
Shares Value
INDIA — (Continued)
Rain Industries, Ltd. 170,332 $ 305,299
*Rajesh Exports, Ltd. 14,799 31,840
Rallis India, Ltd. 70,851 304,478
*Rama Steel Tubes, Ltd. 583,017 72,945
Ramco Cements, Ltd. (The) 75,752 1,017,997
Ramkrishna Forgings, Ltd. 71,179 473,355
*Ramky Infrastructure, Ltd. 11,806 79,132
Rane Holdings, Ltd. 191 3,317
Rashtriya Chemicals &
Fertilizers, Ltd. 126,434 219,920
Ratnamani Metals & Tubes,
Ltd. 13,235 400,183
*RattanIndia Power, Ltd. 2,393,321 348,894
*Raymond Lifestyle, Ltd. 18,812 246,621
*Raymond Realty, Ltd. 30,361 239,010
*Raymond, Ltd., Class A 30,361 231,731
ΩRBL Bank, Ltd. 434,141 1,322,414
Redington, Ltd. 585,112 1,671,200
Redtape, Ltd. 112,553 165,594
*Refex Industries, Ltd. 31,336 154,876
Relaxo Footwears, Ltd. 2,848 14,756
Reliance Industrial
Infrastructure, Ltd. 6,282 62,276
Reliance Industries, Ltd. 1,784,125 28,314,223
ΩReliance Industries, Ltd.,
Class A, GDR 347,022 21,862,386
*Reliance Infrastructure, Ltd. 218,852 819,707
Reliance Power, Ltd. 2,642,835 1,590,853
*Religare Enterprises, Ltd.,
Class A 84,143 258,974
Responsive Industries, Ltd. 2,388 5,979
*Restaurant Brands Asia, Ltd. 47,762 44,393
Rhi Magnesita India, Ltd.,
Class A 13,822 79,052
Rico Auto Industries, Ltd. 56,835 46,221
RITES, Ltd. 66,655 195,364
Rossari Biotech, Ltd. 9,153 73,674
Route Mobile, Ltd. 12,608 129,867
RPG Life Sciences, Ltd. 2,429 66,577
*RPSG Ventures, Ltd. 9,849 112,309
Safari Industries India, Ltd. 14,694 351,957
*Sagar Cements, Ltd., Class F 10,974 30,526
Saksoft, Ltd. 15,066 36,143
Ω*Salasar Techno
Engineering, Ltd. 610,432 49,825
Samvardhana Motherson
International, Ltd. 3,553,524 3,941,791
Sandhar Technologies, Ltd. 10,715 59,722
Sandur Manganese & Iron
Ores, Ltd. (The), Class A 5,165 26,604
*Sanghi Industries, Ltd. 28,376 21,480
Sanghvi Movers, Ltd., Class A 17,660 54,674
Sanofi Consumer Healthcare
India, Ltd. 3,072 172,119
Sanofi India, Ltd., Class A 4,608 306,415
ΩSansera Engineering, Ltd. 33,569 511,666
*Sapphire Foods India, Ltd. 180,232 651,396
Sarda Energy & Minerals, Ltd. 51,104 261,066
Saregama India, Ltd. 50,423 278,194

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Sasken Technologies, Ltd. 3,430 $ 58,115
Savita Oil Technologies, Ltd. 12,814 58,666
SBI Cards & Payment
Services, Ltd. 152,076 1,401,689
ΩSBI Life Insurance Co., Ltd. 303,886 6,385,513
Schaeffler India, Ltd. 14,892 700,699
*Schneider Electric
Infrastructure, Ltd. 33,041 378,280
*SEAMEC, Ltd. 1,846 16,778
*Selan Exploration
Technology, Ltd. 7,316 49,973
Senco Gold, Ltd. 52,992 189,225
SEPC, Ltd. 748,572 100,153
*SEPC, Ltd. 164,685 10,284
*Sequent Scientific, Ltd. 60,590 118,948
ΩSH Kelkar & Co., Ltd., Class
A 28,137 82,633
Shaily Engineering Plastics,
Ltd. 14,162 256,455
Shalby, Ltd. 16,212 38,798
Shankara Building Products,
Ltd. 5,988 79,458
Shanthi Gears, Ltd., Class A 4,027 25,509
Sharda Cropchem, Ltd. 19,833 257,550
Sharda Motor Industries, Ltd. 6,736 80,833
Share India Securities, Ltd. 12,100 24,312
*Sheela Foam, Ltd. 16,885 127,651
*Shilpa Medicare, Ltd. 34,543 350,265
Shipping Corp. of India, Ltd. 144,057 355,083
Shivalik Bimetal Controls, Ltd. 14,958 90,671
*Shoppers Stop, Ltd. 17,547 104,082
Shree Cement, Ltd., Class A 4,897 1,722,360
*Shree Renuka Sugars, Ltd. 300,477 103,007
Shriram Pistons & Rings, Ltd. 14,443 395,869
Shyam Metalics & Energy, Ltd. 30,496 343,468
*Siemens Energy India, Ltd. 31,889 1,178,709
Siemens, Ltd., Class A 31,889 1,104,263
*SIS, Ltd., Class R 7,269 32,064
Siyaram Silk Mills, Ltd. 16,000 114,897
SJS Enterprises, Ltd. 19,405 271,851
SJVN, Ltd. 343,519 367,131
SKF India, Ltd. 17,100 956,638
Skipper, Ltd. 33,896 187,920
SML ISUZU, Ltd. 2,296 86,652
Snowman Logistics, Ltd.,
Class A 73,650 45,637
Sobha, Ltd. 30,390 554,972
Solar Industries India, Ltd. 18,229 2,959,133
*Solara Active Pharma
Sciences, Ltd. 20,085 147,166
Somany Ceramics, Ltd., Class
F 894 5,512
ΩSona Blw Precision Forgings,
Ltd. 75,138 385,602
Sonata Software, Ltd. 157,657 705,417
South Indian Bank, Ltd. (The) 1,336,916 453,429
*SP Apparels, Ltd. 998 9,376
SRF, Ltd. 105,786 3,672,131
*Star Cement, Ltd. 97,500 266,303
Shares Value
INDIA — (Continued)
*Star Health & Allied Insurance
Co., Ltd. 2,700 $ 13,705
State Bank of India, Class A 1,064,605 9,680,630
Steel Authority of India, Ltd.,
Class A 782,498 1,109,448
*Sterlite Technologies, Ltd. 129,086 176,700
*STL Networks, Ltd., Class A 129,086 38,107
Stove Kraft, Ltd. 3,622 24,569
Strides Pharma Science, Ltd. 56,952 568,293
*Stylam Industries, Ltd. 5,936 118,430
Styrenix Performance
Materials, Ltd. 7,704 255,643
*Subex, Ltd. 251,944 37,620
Subros, Ltd. 17,119 167,108
Sudarshan Chemical
Industries, Ltd., Class A 37,604 616,311
Sumitomo Chemical India, Ltd. 91,108 674,687
Sun Pharmaceutical Industries,
Ltd. 446,718 8,703,476
Sun TV Network, Ltd. 80,406 516,634
Sundaram-Clayton, Ltd. 441 9,824
Sundram Fasteners, Ltd. 63,014 708,558
Sundrop Brands, Ltd. 8 74
Sunteck Realty, Ltd., Class A 46,858 210,169
Suprajit Engineering, Ltd. 47,350 247,996
Supreme Industries, Ltd. 44,805 2,202,893
Supreme Petrochem, Ltd. 20,080 180,218
Supriya Lifescience, Ltd. 26,133 197,268
Surya Roshni, Ltd. 68,256 257,561
*Suryoday Small Finance
Bank, Ltd. 26,837 38,727
*Suzlon Energy, Ltd. 6,321,262 4,445,152
Swaraj Engines, Ltd. 4,157 199,045
Symphony, Ltd. 15,885 202,174
*Syncom Formulations India,
Ltd. 125,685 26,099
ΩSyngene International, Ltd. 138,589 1,129,611
TAJGVK Hotels & Resorts,
Ltd. 14,945 70,196
Talbros Automotive
Components, Ltd. 8,457 27,906
Tamil Nadu Newsprint &
Papers, Ltd. 29,284 53,665
Tamilnad Mercantile Bank,
Ltd., Class A 13,668 71,087
Tamilnadu Petroproducts, Ltd.,
Class A 25,873 29,282
Tanla Platforms, Ltd. 50,711 363,058
*TARC, Ltd., Class A 80,250 169,315
Tata Chemicals, Ltd. 124,509 1,396,553
Tata Communications, Ltd. 73,973 1,456,428
Tata Consultancy Services,
Ltd. 536,285 18,591,479
Tata Consumer Products, Ltd. 370,604 4,540,387
Tata Elxsi, Ltd. 24,465 1,701,822
Tata Motors, Ltd. 1,465,304 11,139,648
Tata Power Co., Ltd. (The) 1,058,377 4,805,656
Tata Steel, Ltd. 6,701,808 12,083,318
TCI Express, Ltd. 3,456 27,737

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
TCPL Packaging, Ltd. 718 $ 29,671
TD Power Systems, Ltd. 100,905 587,584
*TeamLease Services, Ltd. 2,336 48,926
Tech Mahindra, Ltd. 375,577 6,275,570
Techno Electric & Engineering
Co., Ltd. 25,338 421,236
Technocraft Industries India,
Ltd. 1,094 38,967
Tega Industries, Ltd. 11,918 259,315
Texmaco Rail & Engineering,
Ltd. 152,364 255,944
Thanga Mayil Jewellery, Ltd. 9,337 201,516
Thejo Engineering, Ltd. 870 23,434
Themis Medicare, Ltd. 3,359 4,122
Thermax, Ltd. 9,006 405,111
*Thirumalai Chemicals, Ltd. 58,136 198,435
Thomas Cook India, Ltd.,
Class R 125,068 241,773
ΩThyrocare Technologies,
Ltd., Class A 14,925 225,906
Tilaknagar Industries, Ltd. 105,059 590,306
Time Technoplast, Ltd. 141,455 754,841
Timken India, Ltd. 24,932 944,612
Tips Music, Ltd., Class F 41,974 282,059
Titagarh Rail System, Ltd. 65,300 641,194
Titan Co., Ltd., Class A 216,209 8,261,720
Torrent Pharmaceuticals, Ltd. 71,348 3,047,727
Torrent Power, Ltd. 115,337 1,724,813
Transformers & Rectifiers
India, Ltd. 13,882 81,011
TransIndia Real Estate, Ltd.,
Class H 38,069 14,402
Transport Corp. of India, Ltd.,
Class H 10,868 145,529
Trent, Ltd. 127,149 7,283,593
Trident, Ltd. 653,563 223,752
Triveni Engineering &
Industries, Ltd., Class A 67,587 265,298
Triveni Turbine, Ltd. 103,724 709,620
TTK Prestige, Ltd. 15,572 111,992
Tube Investments of India, Ltd. 68,463 2,220,155
TV Today Network, Ltd. 5,713 10,045
TVS Holdings, Ltd. 1,362 179,177
TVS Motor Co., Ltd. 174,716 5,588,199
TVS Srichakra, Ltd. 4 138
Uflex, Ltd. 16,223 109,553
ΩUjjivan Small Finance Bank,
Ltd. 789,876 399,182
UltraTech Cement, Ltd. 70,060 9,796,543
Union Bank of India, Ltd. 1,158,474 1,731,917
United Breweries, Ltd. 12,657 281,117
United Spirits, Ltd. 183,241 2,803,460
Universal Cables, Ltd. 1,202 10,262
UNO Minda, Ltd. 114,815 1,364,955
UPL, Ltd. 278,190 2,235,079
UPL, Ltd. 22,975 135,282
*Urja Global, Ltd. 98,583 15,800
Usha Martin, Ltd. 135,912 585,935
Shares Value
INDIA — (Continued)
UTI Asset Management Co.,
Ltd., Class A 22,274 $ 338,132
*V2 Retail, Ltd. 7,449 157,996
VA Tech Wabag, Ltd. 50,278 910,125
Vadilal Industries, Ltd. 2,243 134,159
Vaibhav Global, Ltd. 39,724 103,266
*Valor Estate, Ltd. 139,501 295,090
Vardhman Special Steels, Ltd. 2,944 9,061
Vardhman Textiles, Ltd. 75,348 375,799
ΩVarroc Engineering, Ltd. 30,884 189,308
Varun Beverages, Ltd. 859,888 5,129,953
*Vascon Engineers, Ltd.,
Class A 13,962 8,594
Vedant Fashions, Ltd. 25,045 214,258
Vedanta, Ltd. 1,209,387 5,876,517
Veedol Corporation, Ltd. 2,197 41,671
Venky's India, Ltd. 5,415 93,441
ΩVenus Pipes & Tubes, Ltd.,
Class A 3,207 51,163
*Veranda Learning Solutions,
Ltd. 5,453 14,773
Vesuvius India, Ltd. 50,681 298,363
V-Guard Industries, Ltd. 91,855 400,613
Vijaya Diagnostic Centre, Ltd. 42,152 517,308
Vimta Labs, Ltd. 16,142 127,783
Vinati Organics, Ltd. 2,167 45,275
Vindhya Telelinks, Ltd. 1,949 35,445
Vintage Coffee And
Beverages, Ltd. 30,737 54,348
*VIP Industries, Ltd. 20,892 106,906
Vishnu Chemicals, Ltd., Class
A 13,108 85,211
*VL E-Governance & IT
Solutions, Ltd. 5,663 2,880
*Vodafone Idea, Ltd. 11,317,949 892,787
Voltamp Transformers, Ltd. 6,490 654,640
Voltas, Ltd. 121,845 1,846,757
VRL Logistics, Ltd. 10,955 77,649
VST Industries, Ltd. 34,473 111,134
VST Tillers Tractors, Ltd. 735 38,343
*Walchandnagar Industries,
Ltd. 26,783 60,840
*Websol Energy System, Ltd. 29,462 449,302
Welspun Corp., Ltd. 71,455 759,342
Welspun Enterprises, Ltd. 38,426 215,864
Welspun Living, Ltd., Class A 163,392 235,168
West Coast Paper Mills, Ltd.,
Class A 25,445 154,429
Westlife Foodworld, Ltd. 20,144 167,352
Whirlpool of India, Ltd. 26,178 398,832
Windlas Biotech, Ltd., Class A 4,727 53,371
Wipro, Ltd. 1,205,913 3,418,179
Wipro, Ltd., Sponsored ADR 218,801 595,139
*Wockhardt, Ltd., Class A 50,345 958,350
Wonderla Holidays, Ltd. 15,945 115,694
*Yes Bank, Ltd. 10,611,505 2,291,924
Zee Entertainment Enterprises,
Ltd. 735,261 992,029
*Zee Media Corp., Ltd. 390,616 59,262

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDIA — (Continued)
Zen Technologies, Ltd. 25,835 $ 431,799
Zensar Technologies, Ltd. 101,486 933,951
Zydus Lifesciences, Ltd. 144,158 1,595,964
Zydus Wellness, Ltd. 9,096 210,696
TOTAL INDIA 1,140,317,199
INDONESIA — (1.2%)
ABM Investama TBK PT 181,600 32,446
*Adhi Karya Persero TBK PT 1,321,700 19,438
AKR Corporindo TBK PT 4,556,900 371,088
*Alam Sutera Realty TBK PT 8,340,900 79,075
Alamtri Minerals Indonesia
TBK PT 2,632,000 177,546
*Amman Mineral Internasional
PT 503,800 257,181
Aneka Tambang TBK, Class H 7,523,200 1,303,015
Arwana Citramulia TBK PT 455,300 16,187
Aspirasi Hidup Indonesia TBK
PT, Class A 5,403,300 154,333
Astra Agro Lestari TBK PT 31,800 13,141
Astra International TBK PT 14,885,900 4,613,679
Astra Otoparts TBK PT 599,900 78,383
Avia Avian TBK PT, Class H 1,552,400 43,020
Bank BTPN Syariah TBK PT 1,789,200 153,313
Bank Central Asia TBK PT 27,005,300 13,580,605
*Bank China Construction
Bank Indonesia TBK PT 47,100 192
*Bank Ina Perdana PT 4,300 1,150
Bank Mandiri Persero TBK PT 20,635,300 5,655,740
Bank Maybank Indonesia TBK
PT 24,100 302
Bank Negara Indonesia
Persero TBK PT 9,221,900 2,247,330
*Bank Neo Commerce TBK PT 6,288,900 92,489
Bank OCBC Nisp TBK PT 2,496,700 201,799
Bank Pan Indonesia TBK PT 626,700 42,656
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 181,000 8,635
Bank Pembangunan Daerah
Jawa Timur TBK PT 1,033,200 31,709
Bank Rakyat Indonesia
Persero TBK PT 33,134,860 7,470,698
Bank Syariah Indonesia TBK
PT 5,031,600 834,778
Bank Tabungan Negara
Persero TBK PT 4,200,390 284,621
*Barito Pacific TBK PT 11,251,001 1,798,246
Barito Renewables Energy
TBK PT 2,325,000 1,105,629
*Bintang Oto Global TBK PT 932,900 32,599
BISI International TBK PT 2,200 124
Blue Bird TBK PT 369,600 43,799
*Buana Lintas Lautan TBK PT 14,778,900 121,249
Bukit Asam TBK PT 3,719,100 546,960
*Buma Internasional Grup
TBK PT 2,769,500 61,264
*Bumi Resources Minerals
TBK PT 33,252,300 868,945
*Bumi Resources TBK PT 65,101,400 439,153
Shares Value
INDONESIA — (Continued)
*Bumi Serpong Damai TBK
PT, Class F 3,539,600 $ 169,935
*Capital Financial Indonesia
TBK PT 6,314,700 397,187
*Cemindo Gemilang PT 1,371,100 67,493
Chandra Asri Pacific TBK PT 1,635,800 922,032
Charoen Pokphand Indonesia
TBK PT 2,238,400 670,636
ΩCikarang Listrindo TBK PT 3,300 139
Ciputra Development TBK PT,
Class A 6,850,000 382,984
Cisarua Mountain Dairy PT
TBK, Class A 227,700 69,050
*Citra Marga Nusaphala
Persada TBK PT 1,700 135
Dayamitra Telekomunikasi PT 2,013,400 70,968
Dharma Satya Nusantara TBK
PT, Class A 2,268,100 189,525
*Dian Swastatika Sentosa
TBK PT 391,500 1,541,732
Elang Mahkota Teknologi TBK
PT 5,495,400 208,728
Elnusa TBK PT 2,975,000 88,228
*Energi Mega Persada TBK PT 7,747,500 277,789
Erajaya Swasembada TBK PT 6,757,400 199,580
ESSA Industries Indonesia
TBK PT 5,597,700 214,315
Gajah Tunggal TBK PT 1,138,600 72,655
Gudang Garam TBK PT, Class
A 299,600 160,679
*Harum Energy TBK PT 576,200 27,663
*Impack Pratama Industri TBK
PT 2,344,200 70,946
Indah Kiat Pulp & Paper TBK
PT 1,733,200 716,242
Indika Energy TBK PT 1,495,800 121,809
Indo Tambangraya Megah
TBK PT 540,100 754,926
Indocement Tunggal Prakarsa
TBK PT 833,300 265,866
Indofood CBP Sukses Makmur
TBK PT 1,253,400 746,479
Indofood Sukses Makmur TBK
PT 4,026,500 2,086,047
Indomobil Sukses
Internasional TBK PT, Class F 308,200 19,479
Indosat TBK PT 3,834,400 512,652
Industri Jamu Dan Farmasi
Sido Muncul TBK PT, Class H 6,253,596 193,822
*Intiland Development TBK PT 3,467,700 26,553
Japfa Comfeed Indonesia TBK
PT 5,482,700 533,110
Jasa Marga Persero TBK PT 1,323,000 287,836
Jaya Real Property TBK PT 4,900 222
Kalbe Farma TBK PT 9,962,100 865,743
Kawasan Industri Jababeka
TBK PT 13,870,300 159,313
*Lippo Karawaci TBK PT 2,155,200 10,871
Map Aktif Adiperkasa PT 4,486,900 188,147

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
INDONESIA — (Continued)
Matahari Department Store
TBK PT 97,800 $ 10,342
Mayora Indah TBK PT 2,311,900 313,311
MD Entertainment TBK PT 943,580 97,483
Medco Energi Internasional
TBK PT 8,036,100 627,553
*Media Nusantara Citra TBK
PT 3,663,000 56,097
Medikaloka Hermina TBK PT 1,788,700 171,750
*Merdeka Battery Materials
TBK PT 9,478,500 276,492
*Merdeka Copper Gold TBK
PT 4,915,273 704,956
*Metro Healthcare Indonesia
TBK PT 9,465,100 136,900
Metrodata Electronics TBK PT 491,000 17,754
Mitra Adiperkasa TBK PT 6,423,700 458,696
Mitra Keluarga Karyasehat
TBK PT 2,347,700 339,564
*MNC Digital Entertainment
TBK PT 553,800 16,424
*MNC Land TBK PT 18,871,000 193,813
Nippon Indosari Corpindo TBK
PT 1,500 74
Pabrik Kertas Tjiwi Kimia TBK
PT, Class A 923,300 345,080
*Pacific Strategic Financial
TBK PT 1,196,500 81,802
Pakuwon Jati TBK PT 11,502,300 246,053
*Panin Financial TBK PT 10,775,500 166,331
*Paninvest TBK PT 239,600 13,105
Pantai Indah Kapuk Dua TBK
PT 123,000 123,336
Perusahaan Gas Negara TBK
PT 6,808,000 674,387
Petrindo Jaya Kreasi TBK PT,
Class H 13,361,000 1,246,377
Petrosea TBK PT 3,120,000 716,718
*PP Persero TBK PT 2,908,300 68,223
Puradelta Lestari TBK PT 12,100 102
Rukun Raharja TBK PT 658,600 104,463
Salim Ivomas Pratama TBK PT 5,000 204
Samindo Resources TBK PT 1,100 114
Sampoerna Agro TBK PT 1,100 200
Samudera Indonesia TBK PT 2,983,600 59,473
Sarana Menara Nusantara
TBK PT 7,339,900 272,096
Sariguna Primatirta TBK PT 472,600 16,084
Sawit Sumbermas Sarana
TBK PT 3,271,500 277,347
Selamat Sempurna TBK PT 1,057,500 127,568
Semen Baturaja TBK PT 1,600 29
Semen Indonesia Persero
TBK PT 2,622,996 392,134
*Siloam International Hospitals
TBK PT 25,900 3,321
*<Sri Rejeki Isman TBK PT 16,700 28
Sumber Alfaria Trijaya TBK
PT, Class A 13,808,100 1,946,812
Shares Value
INDONESIA — (Continued)
Sumber Tani Agung
Resources TBK PT, Class A 609,500 $ 34,633
Summarecon Agung TBK PT 8,748,649 219,049
Surya Citra Media TBK PT 15,810,900 177,759
Surya Semesta Internusa TBK
PT, Class F 3,605,200 569,646
Telkom Indonesia Persero
TBK PT 30,271,900 5,298,272
Telkom Indonesia Persero
TBK PT, Sponsored ADR 43,318 762,397
Tempo Scan Pacific TBK PT 483,100 64,590
Timah TBK PT 2,642,800 162,214
Tower Bersama Infrastructure
TBK PT, Class A 825,000 98,017
Transcoal Pacific TBK PT 520,700 198,565
Triputra Agro Persada PT 927,100 81,695
Tunas Baru Lampung TBK PT 4,900 238
Ultrajaya Milk Industry &
Trading Co. TBK PT 7,700 606
Unilever Indonesia TBK PT,
Class A 5,781,100 600,771
United Tractors TBK PT 1,484,300 2,178,417
Vale Indonesia TBK PT 1,419,751 297,669
*<Waskita Karya Persero TBK
PT, Class A 7,100 16
*<Wijaya Karya Persero TBK
PT 4,986,400 46,364
XLSMART Telecom Sejahtera
TBK PT 4,221,041 646,431
TOTAL INDONESIA 77,813,978
IRELAND — (0.7%)
*PDD Holdings, Inc.,
Sponsored ADR 391,945 44,466,160
TOTAL IRELAND 44,466,160
KOREA, REPUBLIC OF — (11.6%)
*3S Korea Co., Ltd. 25,046 33,899
#*ABLBio, Inc. 3,865 205,959
Able C&C Co., Ltd. 4,062 27,943
ABOV Semiconductor Co., Ltd. 9,770 82,779
*ADTechnology Co., Ltd. 5,975 109,005
Advanced Nano Products Co.,
Ltd. 2,578 100,384
#Advanced Process Systems
Corp., Class A 9,828 128,342
#Aekyung Chemical Co., Ltd. 13,153 113,434
Aekyung Industrial Co., Ltd. 7,816 93,501
Ahnlab, Inc. 2,573 118,742
*Air Busan Co., Ltd., Class H 13,486 20,033
AJ Networks Co., Ltd. 14,662 45,039
Ajin Industrial Co., Ltd. 18,811 37,709
*AJINEXTEK Co., Ltd. 196 914
AK Holdings, Inc. 8 67
*Alteogen, Inc., Class A 16,499 5,401,317
*ALUKO Co., Ltd., Class H 56,826 97,933
*Amicogen, Inc., Class A 22,099 65,175
Amorepacific Corp., Class A 18,467 1,793,701
*Amotech Co., Ltd. 1,582 13,335

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Anam Electronics Co., Ltd.,
Class F 19,538 $ 19,907
#*Ananti, Inc. 48,536 348,236
*Anapass, Inc. 6,274 84,872
ANIPLUS, Inc. 3,270 13,087
*Aprogen, Inc., Class A 106,556 47,024
Asia Cement Co., Ltd. 9,293 95,691
*Asia Pacific Satellite, Inc. 6,768 60,223
Asia Paper Manufacturing Co.,
Ltd., Class F 20,542 118,500
Atec Co., Ltd. 4,084 40,758
Avaco Co., Ltd. 6,716 64,651
Baiksan Co., Ltd., Class A 10,509 115,032
#BGF Retail Co., Ltd., Class A 6,082 496,015
BH Co., Ltd. 25,221 267,341
*BHI Co., Ltd. 12,666 368,070
#*Binex Co., Ltd. 11,908 143,312
Binggrae Co., Ltd. 6,337 371,958
Bio Plus Co., Ltd. 35,269 176,243
*Biodyne Co., Ltd. 11,550 124,012
*Bioneer Corp. 7,811 84,767
*BNC Korea Co., Ltd. 29,354 110,279
BNK Financial Group, Inc. 241,140 2,536,943
Boditech Med, Inc., Class A 19,584 201,799
Bookook Securities Co., Ltd. 315 12,016
#Boryung 18,521 112,985
#*Bosung Power Technology
Co., Ltd. 30,043 68,240
*Bukwang Pharmaceutical
Co., Ltd. 14,332 33,536
*Bumhan Fuel Cell Co., Ltd. 1,269 16,297
Byucksan Corp. 29,642 47,772
C&C International Co., Ltd. 4,027 128,639
C&G Hi Tech Co., Ltd., Class
A 1,369 12,300
*Cafe24 Corp., Class A 12,149 379,328
#Caregen Co., Ltd. 6,190 222,060
#*Celltrion Pharm, Inc. 5,744 222,835
#Celltrion, Inc. 67,074 8,652,681
*Chabiotech Co., Ltd. 2,134 17,065
Changhae Ethanol Co., Ltd.,
Class A 12 92
Cheil Worldwide, Inc., Class A 34,436 493,646
Chemtronics Co., Ltd. 12,102 190,675
*Chemtros Co., Ltd. 1,796 5,614
#Cheryong Electric Co., Ltd. 10,247 299,622
Chips&Media, Inc. 4,216 51,986
*Choil Aluminum Co., Ltd. 61,308 66,975
Chong Kun Dang
Pharmaceutical Corp. 4,929 300,687
Chongkundang Holdings
Corp., Class A 225 8,031
Choong Ang Vaccine
Laboratory 2,438 17,562
*Chunbo Co., Ltd. 1,080 35,006
#*CJ CGV Co., Ltd. 50,287 186,382
#CJ CheilJedang Corp. 8,596 1,558,908
CJ Corp. 16,106 1,802,460
*CJ ENM Co., Ltd. 10,102 477,856
Shares Value
KOREA, REPUBLIC OF — (Continued)
#CJ Freshway Corp. 6,529 $ 137,943
CJ Logistics Corp., Class H 13,906 892,439
*CJ Seafood Corp. 3,765 7,941
#Classys, Inc. 9,371 390,571
CLIO Cosmetics Co., Ltd. 4,578 49,682
*CMG Pharmaceutical Co.,
Ltd., Class H 59,575 84,199
*Com2uS Holdings Corp.,
Class F 4,068 67,908
*ContentreeJoongAng Corp. 1,012 7,487
#Coocon Corp. 2,562 66,045
*Corentec Co., Ltd. 12 52
Cosmax, Inc. 7,680 1,392,789
#Cosmecca Korea Co., Ltd. 5,895 286,929
#*CosmoAM&T Co., Ltd. 10,014 280,534
*Cosmochemical Co., Ltd.,
Class A 7,096 84,120
#Coway Co., Ltd. 41,973 3,295,976
Cowintech Co., Ltd., Class F 5,078 45,771
*Creative & Innovative System 31,893 174,321
Creverse, Inc. 1,797 17,934
*CS Bearing Co., Ltd. 6,316 31,243
#CS Wind Corp. 23,004 764,699
*CTC BIO, Inc. 6,632 29,937
*CUBE ENTERTAINMENT,
Inc. 5,002 59,153
Cuckoo Homesys Co., Ltd. 4,372 87,799
*Curexo, Inc. 3,229 19,652
#D.I Corp. 12,200 121,578
*<DA Technology Co., Ltd.,
Class A 83,620 2,291
Dae Hwa Pharmaceutical Co.,
Ltd. 5,130 55,450
Dae Won Kang Up Co., Ltd. 30,324 80,686
*<Dae Yu Co., Ltd. 12 4
#*Daea TI Co., Ltd. 27,785 102,381
#Daedong Corp. 19,504 140,640
#Daeduck Electronics Co., Ltd. 26,567 457,854
Daehan New Pharm Co., Ltd. 3,292 17,234
#*Dae-Il Corp. 30,975 96,043
#Daejoo Electronic Materials
Co., Ltd. 6,443 342,871
Daesang Corp. 16,930 287,498
Daesang Holdings Co., Ltd. 12,524 90,670
*Daesung Industrial Co., Ltd. 10,148 32,746
#*Daewon Cable Co., Ltd. 47,682 100,570
*Daewon Media Co., Ltd. 2,486 18,338
Daewon Pharmaceutical Co.,
Ltd. 8,680 82,807
*Daewoo Engineering &
Construction Co., Ltd. 143,495 388,020
Daewoong Co., Ltd. 6,697 112,760
Daewoong Pharmaceutical
Co., Ltd., Class A 3,194 339,023
Daishin Securities Co., Ltd.,
Class A 19,815 365,066
#*Danal Co., Ltd. 37,088 223,309
Daol Investment & Securities
Co., Ltd., Class A 23,705 58,630

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*Dawonsys Co., Ltd. 22,510 $ 133,424
DB HiTek Co., Ltd. 22,461 740,170
DB Insurance Co., Ltd. 60,422 5,576,879
DB Securities Co., Ltd., Class
A 7,811 50,523
*DE&T Co., Ltd. 11,155 59,121
Dear U Co., Ltd. 2,215 78,822
#Dentium Co., Ltd. 4,728 219,899
#*Devsisters Co., Ltd. 6,800 209,619
*Dexter Studios Co., Ltd. 451 1,916
DI Dong Il Corp., Class A 4,371 134,742
Digital Daesung Co., Ltd. 20 121
*DIO Corp. 4,805 63,960
*DKME, Class A 121,251 43,716
DL Holdings Co., Ltd. 9,447 344,010
<DMS Co., Ltd. 8,119 27,797
DN Automotive Corp., Class A 6,100 127,560
DNF Co., Ltd. 286 2,759
Dohwa Engineering Co., Ltd. 12,057 58,077
Dong-A Socio Holdings Co.,
Ltd. 1,840 148,601
Dong-A ST Co., Ltd. 4,221 143,967
#Dongbang Transport
Logistics Co., Ltd., Class A 44,003 98,204
Dongjin Semichem Co., Ltd. 34,293 783,882
Dongkoo Bio & Pharma Co.,
Ltd. 6,828 24,864
DongKook Pharmaceutical
Co., Ltd. 8,048 109,508
Dongkuk Industries Co., Ltd. 29,387 82,325
Dongkuk Steel Mill Co., Ltd. 26,434 205,479
*Dongkuk Structures &
Construction Co., Ltd. 10,768 21,081
Dongsuh Cos., Inc. 1,341 28,816
Dongsung Chemical Co., Ltd. 26,972 84,798
#Dongsung Finetec Co., Ltd. 11,717 238,683
*Dongsung Pharmaceutical
Co., Ltd. 232 163
#*Dongwha Enterprise Co.,
Ltd. 6,571 43,687
Dongwha Pharm Co., Ltd. 14,204 68,726
Dongwon Industries Co., Ltd. 4,002 132,323
Dongwon Metal Co., Ltd.,
Class A 15,392 15,816
Dongwon Systems Corp. 8 179
#Dongwoon Anatech Co., Ltd.,
Class A 19,533 250,994
#*Dongyang Steel Pipe Co.,
Ltd. 45,790 55,339
Doosan Bobcat, Inc. 47,172 1,884,431
Doosan Co., Ltd. 6,053 2,623,199
*Doosan Enerbility Co., Ltd. 293,027 13,861,098
#*Doosan Fuel Cell Co., Ltd. 13,579 229,124
#Doosan Tesna, Inc., Class A 7,880 184,670
#Douzone Bizon Co., Ltd. 14,668 756,246
*Dream Security Co., Ltd. 37,888 94,392
Dreamtech Co., Ltd. 20,752 92,028
*DRTECH Corp. 36,777 43,598
*DS Dansuk Co., Ltd. 544 10,356
Shares Value
KOREA, REPUBLIC OF — (Continued)
*DSK Co., Ltd. 24 $ 122
*Duk San Neolux Co., Ltd. 4,176 120,902
*Duksan Techopia Co., Ltd. 4,129 50,288
Duksung Co., Ltd. 4,646 19,699
DY POWER Corp. 5,203 50,237
*DYPNF Co., Ltd. 1,023 14,296
*<E Investment&Development
Co., Ltd. 16,368 3,081
Easy Bio, Inc. 11,851 48,197
Easy Holdings Co., Ltd., Class
A 35,759 96,566
Echo Marketing, Inc. 13,007 108,329
#Ecoplastic Corp. 25,686 66,215
*Ecopro BM Co., Ltd. 17,956 1,438,500
#Ecopro Co., Ltd. 40,541 1,441,211
Ecopro HN Co., Ltd. 3,448 65,763
#*Edge Foundry Co., Ltd.,
Class A 47,176 88,446
E-MART, Inc. 15,007 966,343
#*EMRO, Inc. 2,692 92,982
*EM-Tech Co., Ltd. 10,322 81,873
#*Enchem Co., Ltd. 4,739 229,295
#ENF Technology Co., Ltd. 11,050 338,241
#Eo Technics Co., Ltd., Class
A 3,181 501,189
*ESTsoft Corp., Class A 4,518 70,044
*Eubiologics Co., Ltd. 25,618 239,037
#Eugene Investment &
Securities Co., Ltd. 74,336 181,177
Eugene Technology Co., Ltd. 8,838 285,189
*Everybot, Inc. 1,609 19,364
*Exem Co., Ltd. 30,969 51,697
Exicon Co., Ltd. 4,871 36,072
#F&F Co., Ltd. 10,997 554,291
FIBERPRO, Inc. 4,408 19,866
#*Fine M-Tec Co., Ltd. 13,013 106,972
*Fine Semitech Corp. 5,080 85,900
*Firstec Co., Ltd. 10,668 34,039
*Foosung Co., Ltd. 19,111 66,629
Galaxia Moneytree Co., Ltd. 8,456 63,048
*GAMSUNG Corp. Co., Ltd. 46,024 194,477
*Gaon Cable Co., Ltd., Class A 3,921 179,538
*Gaonchips Co., Ltd. 936 31,958
*GC Cell Corp. 4,917 71,621
*GemVax & Kael Co., Ltd. 289 11,316
*GeneOne Life Science, Inc. 43,456 71,602
*Genexine, Inc. 17,832 66,478
Genians, Inc. 739 12,203
*Genic Co., Ltd., Class A 3,310 89,147
*Giantstep, Inc. 3,239 15,649
Global Standard Technology
Co., Ltd. 14,511 203,204
*Global Tax Free Co., Ltd. 25,264 130,802
*GnBS eco Co., Ltd. 16,636 43,185
GnCenergy Co., Ltd. 6,531 160,355
#GOLFZON Co., Ltd. 4,520 217,395
Grand Korea Leisure Co., Ltd. 14,252 159,600
#Green Cross Corp. 3,006 314,949
Green Cross Holdings Corp. 3,991 46,046

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
GS Engineering &
Construction Corp. 68,297 $ 952,947
GS Global Corp. 51,307 99,336
#GS Holdings Corp. 53,821 1,913,308
*GS P&L Co., Ltd. 5,887 163,221
GS Retail Co., Ltd., Class A 24,821 291,917
#HAESUNG DS Co., Ltd. 10,410 183,534
Haitai Confectionery & Foods
Co., Ltd. 16 83
Han Kuk Carbon Co., Ltd. 19,333 418,222
Hana Financial Group, Inc.,
Class A 273,912 16,867,670
Hana Materials, Inc. 3,103 58,399
#Hana Micron, Inc. 37,479 348,359
*Hana Technology Co., Ltd. 2,838 47,682
Hana Tour Service, Inc. 6,190 241,030
*Hanall Biopharma Co., Ltd. 9,097 177,768
Hancom, Inc., Class A 10,620 211,359
Handok, Inc. 5,510 47,082
Handsome Co., Ltd., Class A 4,705 55,369
Hanil Cement Co., Ltd. 15,056 225,818
Hanil Feed Co., Ltd. 14,888 39,560
Hanil Holdings Co., Ltd. 991 13,384
Hanil Hyundai Cement Co.,
Ltd. 1,437 20,879
Hanjin Kal Corp. 8,999 708,603
Hanjin Transportation Co., Ltd. 6,081 91,645
Hankook Cosmetics
Manufacturing Co., Ltd. 1,230 56,764
Hankook Shell Oil Co., Ltd. 433 141,440
Hankook Tire & Technology
Co., Ltd. 2,799 89,714
#Hanmi Pharm Co., Ltd. 4,086 823,505
Hanmi Science Co., Ltd. 8,621 315,175
#Hanmi Semiconductor Co.,
Ltd. 32,086 2,126,264
HanmiGlobal Co., Ltd. 9,318 132,298
Hannong Chemicals, Inc. 4,696 51,369
#*Hanon Systems, Class A 99,168 234,548
Hansae Co., Ltd. 11,206 85,087
Hanshin Construction Co., Ltd. 16 98
Hanshin Machinery Co. 11,220 29,490
Hansol Chemical Co., Ltd. 6,897 905,642
Hansol Holdings Co., Ltd. 13,442 31,405
*Hansol IONES Co., Ltd. 32 208
Hansol Paper Co., Ltd. 12,559 77,430
Hansol Technics Co., Ltd. 25,193 109,724
Hanssem Co., Ltd., Class A 2,786 94,219
Hanwha Aerospace Co., Ltd. 18,330 13,164,609
Hanwha Corp. 21,597 1,554,212
*Hanwha Engine 28,240 705,593
*Hanwha Galleria Corp. 83,033 68,556
*Hanwha General Insurance
Co., Ltd. 58,611 254,426
*Hanwha Investment &
Securities Co., Ltd. 81,285 343,474
#*Hanwha Life Insurance Co.,
Ltd. 140,370 352,241
*Hanwha Ocean Co., Ltd. 30,373 2,459,538
Shares Value
KOREA, REPUBLIC OF — (Continued)
Hanwha Solutions Corp. 84,887 $ 1,879,169
#Hanwha Systems Co., Ltd. 45,039 1,929,129
#*Hanwha Vision Co., Ltd. 21,169 943,355
*Hanyang Digitech Co., Ltd. 394 2,642
Hanyang Securities Co., Ltd.,
Class A 5,356 67,858
*Harim Co., Ltd. 42,399 93,249
#Harim Holdings Co., Ltd. 43,138 291,465
HB SOLUTION Co., Ltd.,
Class A 29,722 49,722
HC BoKwang Industry Co.,
Ltd. 7,591 19,788
HC HomeCenter Co., Ltd. 11,803 6,656
HD Hyundai Co., Ltd. 40,358 4,149,878
HD Hyundai Construction
Equipment Co., Ltd. 14,314 955,780
HD Hyundai Electric Co., Ltd. 13,890 5,017,948
#*HD Hyundai Energy
Solutions Co., Ltd. 4,306 136,620
HD Hyundai Heavy Industries
Co., Ltd. 7,240 2,560,730
HD Hyundai Infracore Co., Ltd. 115,848 1,287,293
HD HYUNDAI MIPO 12,720 1,944,505
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 27,054 7,003,451
HDC Holdings Co., Ltd. 21,884 364,523
HDC Hyundai Development
Co-Engineering & Construction 31,459 534,222
HDC Hyundai Engineering
Plastics Co., Ltd. 16 46
*HD-Hyundai Marine Engine 9,309 441,016
*Helixmith Co., Ltd. 22,070 52,358
*Heung-A Shipping Co., Ltd. 72,371 92,055
*Heungkuk Fire & Marine
Insurance Co., Ltd., Class A 120 389
*HFR, Inc. 4,428 50,960
High Tech Pharm Co., Ltd. 2,290 20,641
Hite Jinro Co., Ltd. 21,707 316,965
#*HJ Shipbuilding &
Construction Co., Ltd. 20,474 131,543
#HK inno.N Corp. 9,661 313,488
#HL Holdings Corp. 5,053 142,649
HL Mando Co., Ltd., Class A 40,468 1,015,494
*HLB Biostep Co., Ltd. 19,532 19,436
*HLB Global Co., Ltd. 5,441 9,848
*Hlb Pharma Ceutical Co., Ltd. 1,308 15,232
*HLB Therapeutics Co., Ltd. 14,470 39,441
*HLB, Inc. 46,093 1,595,374
#*Hotel Shilla Co., Ltd., Class
A 17,489 591,458
#HPSP Co., Ltd. 18,343 355,141
HS Hyosung Advanced
Materials Corp. 1,761 250,918
HS Industries Co., Ltd. 36,270 117,299
*Hugel, Inc., Class A 3,733 907,139
Humedix Co., Ltd., Class A 9,174 436,605
*Huneed Technologies 9,270 64,304
Huons Co., Ltd. 4,580 94,288
Huvitz Co., Ltd. 3,151 20,131

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Hwa Shin Co., Ltd. 24,746 $ 156,670
*Hwail Pharm Co., Ltd. 3,280 2,855
Hwaseung Enterprise Co.,
Ltd., Class A 21,269 115,486
HYBE Co., Ltd. 8,778 1,642,552
*Hydro Lithium, Inc. 14,302 26,350
Hyosung Corp. 3,982 249,808
#Hyosung Heavy Industries
Corp. 3,186 2,816,582
Hyosung TNC Corp. 2,423 412,336
Hyundai Autoever Corp. 3,769 418,808
Hyundai Bioland Co., Ltd. 3,692 13,205
Hyundai BNG Steel Co., Ltd. 6,675 60,887
Hyundai Department Store
Co., Ltd. 11,407 581,537
Hyundai Elevator Co., Ltd. 13,299 818,002
HYUNDAI EVERDIGM Corp. 7,585 43,974
Hyundai Ezwel Co., Ltd. 2,781 13,656
Hyundai Glovis Co., Ltd. 37,482 3,986,584
Hyundai Green Food 7,705 96,896
Hyundai Livart Furniture Co.,
Ltd. 9,139 52,325
*Hyundai Marine & Fire
Insurance Co., Ltd. 51,274 972,387
Hyundai Motor Co. 106,600 16,372,801
#Hyundai Motor Securities
Co., Ltd. 16,778 102,473
Hyundai Movex Co., Ltd. 30,589 114,257
#Hyundai Rotem Co., Ltd.,
Class A 51,533 7,506,249
#Hyundai Steel Co. 67,321 1,733,025
Hyundai Wia Corp., Class A 13,294 477,867
HyVision System, Inc. 8,463 93,247
i3system, Inc., Class A 3,653 302,924
#iFamilySC Co., Ltd. 12,445 144,569
*Il Dong Pharmaceutical Co.,
Ltd. 6,830 94,117
#Iljin Electric Co., Ltd. 14,197 435,594
Iljin Holdings Co., Ltd. 6,623 28,750
Iljin Power Co., Ltd. 5,628 40,948
#*Ilshin Stone Co., Ltd. 32,416 53,995
Ilyang Pharmaceutical Co.,
Ltd. 1,944 18,616
iM Financial Group Co., Ltd. 127,203 1,272,213
iMarketKorea, Inc. 1,965 11,860
InBody Co., Ltd. 6,001 102,988
Incar Financial Service Co.,
Ltd. 13,631 111,855
Industrial Bank of Korea, Class
A 199,775 2,797,541
Innocean Worldwide, Inc. 8,488 120,575
InnoWireless Co., Ltd. 3,681 52,794
#Innox Advanced Materials
Co., Ltd., Class A 13,291 260,204
*Insun ENT Co., Ltd., Class A 17,765 67,125
#*Insung Information Co., Ltd. 10,436 16,367
Intellian Technologies, Inc. 4,189 147,104
*Interflex Co., Ltd. 10,602 69,951
Interojo Co., Ltd. 4,914 72,640
Shares Value
KOREA, REPUBLIC OF — (Continued)
iNtRON Biotechnology, Inc. 8,188 $ 24,030
IS Dongseo Co., Ltd. 8,139 119,432
#ISC Co., Ltd. 5,966 260,270
i-SENS, Inc. 11,202 146,366
*ISU Abxis Co., Ltd. 4,234 15,845
*ISU Chemical Co., Ltd. 9,915 43,827
*ISU Specialty Chemical 17,620 561,583
#IsuPetasys Co., Ltd., Class R 123,529 5,789,865
*Itcenglobal Co., Ltd. 11,149 140,207
*ITEK, Inc. 17,157 76,581
*Jaeyoung Solutec Co., Ltd.,
Class A 100 59
#*Jahwa Electronics Co., Ltd. 14,702 194,641
JB Financial Group Co., Ltd. 93,438 1,556,402
*Jeil Pharmaceutical Co., Ltd. 1,324 13,347
*Jeju Air Co., Ltd. 16,034 78,505
#*Jeju Semiconductor Corp. 18,269 198,920
*Jin Air Co., Ltd. 11,038 71,395
Jin Yang Pharmaceutical Co.,
Ltd. 8 36
Jinsung T.E.C. 11,548 100,591
JLS Co., Ltd. 16 74
JNK Global Co., Ltd. 9,439 29,301
#*JNTC Co., Ltd. 6,300 74,502
Jusung Engineering Co., Ltd. 27,763 545,531
JVM Co., Ltd. 4,042 83,504
JW Holdings Corp. 5,616 14,275
JW Life Science Corp. 16 144
#JW Pharmaceutical Corp. 9,225 151,001
#JYP Entertainment Corp. 19,955 1,046,098
K Car Co., Ltd. 2,181 24,943
K Ensol Co., Ltd. 12,909 114,308
Kakao Corp. 154,461 6,460,007
#*Kakao Games Corp. 28,110 348,233
KakaoBank Corp. 100,149 2,029,267
#*Kakaopay Corp. 13,846 639,983
*<Kanglim Co., Ltd. 40 5
Kangnam Jevisco Co., Ltd. 2,524 23,041
*Kangstem Biotech Co., Ltd. 11,023 10,794
*Kangwon Energy Co., Ltd. 4,072 38,348
KB Financial Group, Inc.,
Class A 191,144 15,285,455
KB Financial Group, Inc.,
Class A, Sponsored ADR 65,630 5,194,615
KC Tech Co., Ltd. 1,742 38,124
KCC Glass Corp., Class F 4,761 111,060
KCTC 17,334 69,246
*KEC Corp. 113,132 62,733
#*Keeps Biopharma Inc 2,805 27,912
*Kencoa Aerospace Co. 7,603 64,802
#KEPCO Engineering &
Construction Co., Inc. 6,633 441,467
KEPCO Plant Service &
Engineering Co., Ltd. 17,763 668,610
KG Chemical Corp. 27,856 90,691
KG DONGBUSTEEL 27,975 119,824
KG Eco Solution Co., Ltd. 20,000 90,712
*KG Mobility Co. 24,235 61,688
KGMobilians Co., Ltd. 18,729 72,253

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
KH Vatec Co., Ltd. 16,795 $ 148,113
*KidariStudio, Inc. 7,775 21,473
#KINX, Inc. 2,858 186,302
KISWIRE, Ltd. 1,588 20,783
KIWOOM Securities Co., Ltd. 15,457 2,401,921
*KMW Co., Ltd. 2,173 20,699
*KNJ Co., Ltd. 7,420 95,238
Koh Young Technology, Inc. 16,121 168,673
Kolmar BNH Co., Ltd. 3,646 38,253
#Kolmar Korea Co., Ltd. 10,888 765,489
#Kolon Corp. 4,633 164,534
Kolon Enp, Inc. 5,653 27,067
#Kolon Industries, Inc. 13,003 386,771
#KoMiCo, Ltd., Class A 2,990 152,648
*Komipharm International Co.,
Ltd., Class A 2,765 10,547
#Korea Aerospace Industries,
Ltd. 47,466 3,234,451
*Korea Circuit Co., Ltd. 9,867 85,593
#Korea District Heating Corp. 1,637 102,106
Korea Electric Power Corp. 118,648 3,298,154
Korea Electric Power Corp.,
Sponsored ADR 110,062 1,512,252
Korea Electric Terminal Co.,
Ltd. 5,645 269,876
#Korea Electronic Power
Industrial Development Co.,
Ltd. 8,934 80,978
Korea Fuel-Tech Corp. 19,633 69,086
Korea Gas Corp. 11,638 360,436
#Korea Information Certificate
Authority, Inc. 18,982 100,193
Korea Investment Holdings
Co., Ltd. 43,099 4,444,157
*Korea Line Corp. 129,062 172,356
Korea Movenex Co., Ltd. 24,931 75,325
#Korea Petrochemical Ind Co.,
Ltd. 3,747 276,675
Korea Petroleum Industries
Co. 4,908 50,113
Korea United Pharm, Inc. 9,410 142,494
Korean Air Lines Co., Ltd. 177,961 3,041,301
Korean Reinsurance Co. 108,662 835,259
Koryo Credit Information Co.,
Ltd. 2,046 15,535
*Krafton, Inc. 19,362 4,586,398
KSS LINE, Ltd. 20,797 158,212
KT&G Corp., Class W 70,499 6,644,231
KTCS Corp. 5,517 10,761
Kukdong Oil & Chemicals Co.,
Ltd. 10,076 25,648
*Kuk-il Paper Manufacturing
Co., Ltd. 10,781 4,812
*<Kum Yang Co., Ltd. 2,626 14,060
Kumho Petrochemical Co., Ltd. 10,317 909,842
*Kumho Tire Co., Inc. 83,557 280,471
Kumkang Kind Co., Ltd. 4,286 14,155
Kwang Dong Pharmaceutical
Co., Ltd., Class A 24,153 107,981
Shares Value
KOREA, REPUBLIC OF — (Continued)
Kyeong Nam Steel Co., Ltd. 19,334 $ 42,033
Kyeryong Construction
Industrial Co., Ltd., Class A 6,737 95,896
Kyobo Securities Co., Ltd. 6,346 39,811
Kyochon F&B Co., Ltd. 2,102 7,836
#Kyung Dong Navien Co., Ltd. 5,197 323,032
Kyung Nong Corp. 8 57
Kyungbang Co., Ltd. 3,674 19,737
KyungDong City Gas Co., Ltd. 4 58
#L&C Bio Co., Ltd. 5,795 138,314
*L&F Co., Ltd. 9,197 466,217
*L&K Biomed Co., Ltd. 4,290 22,180
*LabGenomics Co., Ltd. 57,308 95,871
Lake Materials Co., Ltd. 25,085 226,105
*LB Semicon, Inc. 24,876 72,020
Lee Ku Industrial Co., Ltd. 23,875 84,444
LEENO Industrial, Inc., Class
H 34,457 1,185,174
LG Chem, Ltd. 38,924 8,462,349
LG Corp. 63,717 3,638,871
#*LG Display Co., Ltd. 294,598 2,302,742
*LG Display Co., Ltd.,
Sponsored ADR 36,976 144,946
LG Electronics, Inc. 115,254 6,432,549
#*LG Energy Solution, Ltd. 14,554 4,014,209
#LG H&H Co., Ltd. 6,674 1,520,756
LG Innotek Co., Ltd. 17,346 1,957,491
LG Uplus Corp., Class R 262,704 2,771,387
LIG Nex1 Co., Ltd. 39,706 17,980,508
#*LigaChem Biosciences, Inc. 8,757 848,674
*LOT Vacuum Co., Ltd. 8,959 67,703
Lotte Chemical Corp. 10,989 526,946
Lotte Chilsung Beverage Co.,
Ltd. 4,122 386,400
Lotte Corp. 13,186 267,656
*Lotte Energy Materials Corp. 11,433 206,104
Lotte Innovate Co., Ltd. 1,218 19,059
*Lotte Non-Life Insurance Co.,
Ltd. 40,520 51,074
Lotte Rental Co., Ltd. 12,666 287,241
#Lotte Shopping Co., Ltd. 6,580 340,672
*Lotte Tour Development Co.,
Ltd. 8,093 101,717
#Lotte Wellfood Co., Ltd. 1,915 170,400
#LS Corp. 17,584 2,197,366
#LS Eco Energy, Ltd. 6,245 162,565
#LS Electric Co., Ltd. 22,831 5,111,786
LS Marine Solution Co., Ltd. 2,718 51,252
LTC Co., Ltd. 825 7,002
*LVMC Holdings 88,352 125,444
LX Hausys, Ltd. 5,401 120,342
#LX INTERNATIONAL Corp. 22,357 518,299
LX Semicon Co., Ltd. 7,889 312,875
M.I.Tech Co., Ltd. 9,060 53,244
#Macquarie Korea
Infrastructure Fund 211,356 1,798,385
Macrogen, Inc. 4,421 49,317
*Manyo Co., Ltd. 5,580 71,943
#Mcnex Co., Ltd. 11,484 244,288

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*MDS Tech, Inc. 63,869 $ 63,280
Medytox, Inc. 2,609 276,741
*Meerecompany, Inc. 3,886 44,218
MegaStudyEdu Co., Ltd. 4,711 170,191
#Meritz Financial Group, Inc. 72,015 6,013,367
META BIOMED Co., Ltd. 19,265 84,045
*MiCo, Ltd. 26,904 281,495
*Micro Digital Co., Ltd. 647 5,370
*Mirae Asset Life Insurance
Co., Ltd. 5,986 32,114
#Mirae Asset Securities Co.,
Ltd. 131,084 1,804,437
Misto Holdings Corp. 17,431 451,864
Miwon Commercial Co., Ltd. 4 478
Miwon Specialty Chemical
Co., Ltd. 4 425
MNTech Co., Ltd. 11,387 101,652
Modetour Network, Inc. 5,999 50,525
*Monalisa Co., Ltd. 20 38
*MONAYONGPYONG 20,916 65,758
Moorim P&P Co., Ltd. 2,206 4,390
*Motrex Co., Ltd. 7,647 51,006
*MS Autotech Co., Ltd. 20,043 40,684
Multicampus Co., Ltd. 4 99
Myoung Shin Industrial Co.,
Ltd., Class A 25,317 154,443
*Naintech Co., Ltd. 5,046 11,916
Namhae Chemical Corp. 21,019 114,431
Namuga Co., Ltd. 9,565 102,216
Namyang Dairy Products Co.,
Ltd. 2,490 112,039
*NanoenTek, Inc., Class A 10,834 27,929
*Nature & Environment Co.,
Ltd. 74,545 38,487
Nature Holdings Co., Ltd.
(The) 6,081 50,514
NAVER Corp. 46,990 7,962,684
NCSoft Corp. 7,251 1,012,777
#Neosem, Inc. 10,392 64,219
*NEPES Corp. 12,249 101,839
*Neptune Co. 16,590 84,816
Ω#Netmarble Corp. 14,731 633,089
New Power Plasma Co., Ltd. 24,422 97,737
*Newflex Technology Co., Ltd. 15,647 50,942
Nexen Corp. 36 159
Nexen Tire Corp. 17,626 75,751
*Nexon Games Co., Ltd. 1,490 14,924
#Nexteel Co., Ltd. 31,733 320,350
NEXTIN, Inc. 7,230 247,378
#NH Investment & Securities
Co., Ltd. 49,835 725,892
NH NongWooBio Co., Ltd.,
Class H 8 50
#NHN KCP Corp. 23,284 270,651
*NIBEC Co., Ltd. 5,400 88,001
NICE Holdings Co., Ltd. 1,459 13,992
Nice Information &
Telecommunication, Inc. 1,719 30,369
Shares Value
KOREA, REPUBLIC OF — (Continued)
NICE Information Service Co.,
Ltd. 4,906 $ 57,664
NICE Infra Co., Ltd. 5,501 18,148
Nong Shim Holdings Co., Ltd.,
Class H 703 41,821
#NongShim Co., Ltd., Class A 2,092 583,793
Noroo Holdings Co., Ltd. 957 15,734
NOROO Paint & Coatings Co.,
Ltd., Class A 9,813 62,623
NOVAREX Co., Ltd. 7,712 105,325
Novatech Co., Ltd. 708 9,623
OCI Co., Ltd. 5,442 227,208
#OCI Holdings Co., Ltd. 12,882 871,309
*Okins Electronics Co., Ltd. 5,112 24,108
ONEJOON Co., Ltd. 8,763 62,114
Oriental Precision &
Engineering Co., Ltd. 24,504 106,193
#Orion Corp. 23,957 1,922,710
Osang Healthcare Co., Ltd. 6,180 81,016
*OSTEONIC Co., Ltd. 11,266 56,135
Otoki Corp. 1,097 315,225
Pan Ocean Co., Ltd. 213,796 649,035
Paradise Co., Ltd. 31,277 408,441
Park Systems Corp. 3,916 779,360
#Partron Co., Ltd. 39,924 190,868
*Pearl Abyss Corp. 9,558 269,138
*Pentastone Electronics Inc 6,661 14,457
People & Technology, Inc.,
Class A 16,676 420,267
*Peptron, Inc. 6,259 1,324,644
#PharmaResearch Co., Ltd.,
Class H 4,974 1,997,778
*PharmGen Science, Inc.,
Class A 10,866 36,513
Pharmicell Co., Ltd. 19,237 178,388
Philenergy Co., Ltd. 4,378 43,155
#*Philoptics Co., Ltd. 10,334 248,141
#PI Advanced Materials Co.,
Ltd. 9,202 119,438
*PKC Co., Ltd. 21,279 90,990
POND GROUP Co., Ltd.,
Class A 3,221 25,131
Poongsan Corp., Class A 24,689 2,862,699
Posco DX Co., Ltd. 31,511 544,194
*POSCO Future M Co., Ltd. 11,229 1,153,831
POSCO Holdings, Inc. 25,691 5,715,080
#POSCO Holdings, Inc.,
Sponsored ADR 46,480 2,539,667
Posco International Corp. 41,643 1,465,372
Posco M-Tech Co., Ltd. 2,692 28,671
POSCO Steeleon Co., Ltd. 3,065 92,936
*Power Logics Co., Ltd. 18,734 62,478
Protec Co., Ltd. 3,690 71,309
PSK Holdings, Inc. 3,728 90,458
#PSK, Inc. 19,691 294,627
Pulmuone Co., Ltd. 7,465 79,990
Puloon Technology, Inc. 5 29
Pumtech Korea Co., Ltd. 3,007 144,626
Pungkuk Ethanol Co., Ltd. 8 54

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*Rainbow Robotics 2,944 $ 588,036
*Remed Co., Ltd., Class A 3,982 9,949
#RFHIC Corp. 10,759 216,064
*<RFsemi Technologies, Inc. 2,810 6,008
*Robostar Co., Ltd., Class A 2,181 42,148
#*Robotis Co., Ltd., Class A 2,912 171,973
Rorze Systems Corp., Class A 4,687 44,443
S&D Co., Ltd. 658 53,995
#S&S Tech Corp. 6,627 239,887
S-1 Corp. 1,881 100,642
*Sajo Industries Co., Ltd. 1,519 52,028
Sajodaerim Corp. 2,532 75,405
Sajodongaone Co., Ltd. 63,140 50,037
*Saltlux, Inc. 2,832 81,684
Sam Chun Dang Pharm Co.,
Ltd. 4,652 692,701
Sam-A Aluminum Co., Ltd. 1,134 22,037
Sambo Corrugated Board Co.,
Ltd. 12 86
Samchully Co., Ltd. 1,554 154,862
SAMHWA Paints Industrial
Co., Ltd. 8,715 38,962
Samick Musical Instruments
Co., Ltd. 84 77
Samick THK Co., Ltd. 7,566 54,339
*Samil Pharmaceutical Co.,
Ltd. 12,409 92,074
Samji Electronics Co., Ltd. 16 137
Samjin Pharmaceutical Co.,
Ltd. 4,990 72,324
Sammok S-Form Co., Ltd. 4,208 63,266
SAMPYO Cement Co., Ltd. 26,727 66,586
Ω*Samsung Biologics Co., Ltd. 7,738 5,953,595
Samsung E&A Co., Ltd. 144,188 2,755,251
Samsung Electro-Mechanics
Co., Ltd. 34,852 3,737,015
Samsung Electronics Co., Ltd. 2,588,478 133,268,913
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 12,053 15,150,621
Samsung Fire & Marine
Insurance Co., Ltd. 24,578 7,806,900
*Samsung Heavy Industries
Co., Ltd. 339,542 4,661,725
#Samsung Life Insurance Co.,
Ltd. 51,406 4,666,870
*Samsung Pharmaceutical
Co., Ltd. 41,941 47,451
#Samsung SDI Co., Ltd. 40,668 5,894,338
#Samsung SDS Co., Ltd. 25,440 2,929,599
Samsung Securities Co., Ltd. 66,109 3,375,048
SAMT Co., Ltd. 45,181 99,856
Samwha Capacitor Co., Ltd. 5,259 104,664
Samwha Electric Co., Ltd. 2,941 57,895
Samyang Corp. 1,948 74,307
Samyang Foods Co., Ltd. 3,272 3,402,238
Samyang Packaging Corp. 8 80
Samyoung Co., Ltd. 19,085 57,112
Sang-A Frontec Co., Ltd.,
Class A 5,597 70,548
Shares Value
KOREA, REPUBLIC OF — (Continued)
Saramin Co., Ltd. 1,948 $ 20,396
Satrec Initiative Co., Ltd. 2,130 75,183
SD Biosensor, Inc. 32,598 235,529
#SeAH Besteel Holdings Corp. 10,990 248,440
#SeAH Steel Corp. 1,469 159,950
SeAH Steel Holdings Corp.,
Class A 1,222 177,995
Seegene, Inc. 15,546 332,936
Segyung Hitech Co., Ltd. 8,297 40,564
#Sejin Heavy Industries Co.,
Ltd. 20,009 188,721
Sekonix Co., Ltd. 8,566 37,431
*Selvas AI, Inc. 9,321 94,097
*SEMCNS Co., Ltd. 10,400 37,384
Seobu T&D 32,304 203,822
Seohan Co., Ltd. 8,910 5,802
#*Seojin System Co., Ltd. 17,806 282,472
*Seoul Auction Co., Ltd. 6,115 38,583
*Seoul Semiconductor Co.,
Ltd. 40,561 208,538
Seoyon Co., Ltd. 15,200 110,372
Seoyon E-Hwa Co., Ltd. 17,157 153,532
*<Sewon E&C Co., Ltd., Class
A 45,103 1,138
*SFA Engineering Corp. 10,760 190,868
*SFA Semicon Co., Ltd., Class
A 32,573 76,923
*SG Co., Ltd., Class A 9,086 13,759
SGC Energy Co., Ltd. 8,224 145,290
Shin Heung Energy &
Electronics Co., Ltd. 12,490 38,187
Shindaeyang Paper Co., Ltd. 8,181 64,301
Shinhan Financial Group Co.,
Ltd. 245,096 12,017,975
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 31,683 1,542,962
Shinil Electronics Co., Ltd. 31,549 32,168
Shinsegae Food Co., Ltd. 4 110
#Shinsegae International, Inc. 14,603 122,780
Shinsegae, Inc., Class A 6,367 788,759
#Shinsung Delta Tech Co.,
Ltd. 8,046 391,044
*Shinsung E&G Co., Ltd.,
Class A 97,559 107,703
#Shinwon Corp. 59,491 75,415
SHOWBOX Corp. 25,477 50,704
*Silicon2 Co., Ltd. 6,089 226,998
SIMMTECH Co., Ltd. 11,012 183,030
#*SK Biopharmaceuticals Co.,
Ltd. 21,034 1,497,012
#*SK Bioscience Co., Ltd. 9,040 298,226
SK Discovery Co., Ltd. 5,590 220,488
*SK Eternix Co., Ltd. 7,933 138,433
SK Gas, Ltd. 1,034 197,212
SK Hynix, Inc., Class A 329,695 65,021,331
Ω#*SK IE Technology Co., Ltd. 18,391 368,006
SK Innovation Co., Ltd. 9,437 734,246
SK Networks Co., Ltd. 103,274 340,325
*SK oceanplant Co., Ltd. 6,558 93,963

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
SK Securities Co., Ltd. 369,378 $ 179,255
SK Telecom Co., Ltd. 54,488 2,204,194
SK Telecom Co., Ltd., ADR 23,886 530,030
SK, Inc., Class A 30,901 4,523,293
#*SKC Co., Ltd. 6,590 480,897
#SL Corp. 16,693 402,038
SM Entertainment Co., Ltd. 6,246 599,468
*SMCore, Inc. 16 44
*SMEC Co., Ltd. 55,309 146,169
SNT Energy Co., Ltd. 2,676 95,227
#S-Oil Corp. 41,095 1,857,987
Solid, Inc. 41,585 188,914
*SOLUM Co., Ltd. 27,092 322,924
Solus Advanced Materials Co.,
Ltd. 19,972 123,997
Songwon Industrial Co., Ltd. 11,768 93,004
SOOP Co., Ltd. 5,567 319,135
Soulbrain Co., Ltd., Class A 2,585 442,701
SPC Samlip Co., Ltd. 661 26,167
SPG Co., Ltd. 8,040 145,228
#ST Pharm Co., Ltd. 5,903 370,747
Straffic Co., Ltd. 18,844 52,722
#*Studio Dragon Corp. 14,973 500,971
*STX Engine Co., Ltd. 3,963 68,012
Suheung Co., Ltd., Class A 2,378 32,357
*Sukgyung AT Co., Ltd., Class
A 1,225 48,230
#Sung Kwang Bend Co., Ltd. 14,861 343,449
Sungshin Cement Co., Ltd. 15,843 120,296
#Sungwoo Hitech Co., Ltd.,
Class A 66,659 286,478
Sunjin Co., Ltd. 13,940 130,072
SY Co., Ltd. 22,264 54,905
SY Steel Tech, Inc. 6,992 21,781
*Synergy Innovation Co., Ltd. 28,873 59,649
#*Synopex, Inc. 98,312 480,643
Systems Technology, Inc. 8,493 117,339
T&L Co., Ltd. 4,306 189,404
Tae Kyung Industrial Co., Ltd. 3,996 15,416
TAEKYUNG BK Co., Ltd. 3,697 13,756
#*Taesung Co., Ltd. 6,948 158,570
#*Taewoong Co., Ltd. 8,938 261,025
Taeyang Metal Industrial Co.,
Ltd. 18,369 30,796
#*Taihan Electric Wire Co.,
Ltd., Class A 35,704 404,978
TCC Steel 5,430 70,518
#TechWing, Inc. 67,774 1,368,382
Telechips, Inc. 9,137 89,209
*<TERA SCIENCE Co., Ltd. 31,673 14,937
TES Co., Ltd. 7,913 148,640
#TK Corp., Class A 13,263 219,966
TKG Huchems Co., Ltd. 7,433 94,601
TLB Co., Ltd. 4,623 90,840
#Tokai Carbon Korea Co.,
Ltd., Class A 2,718 209,710
*Tongyang Life Insurance Co.,
Ltd., Class A 34,133 207,978
#Tonymoly Co., Ltd. 4,819 37,946
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Top Engineering Co., Ltd. 5,567 $ 15,535
Toptec Co., Ltd., Class A 17,365 61,669
#Tovis Co., Ltd. 15,814 181,882
TS Corp. 48,791 108,186
TSE Co., Ltd. 2,168 60,969
*Tuksu Construction Co., Ltd. 11,883 62,380
TYM Corp. 28,903 105,458
UBCare Co., Ltd. 10,553 29,601
*Ubivelox, Inc. 4,694 19,936
*Uni-Chem Co., Ltd. 26,713 33,497
#Unid Co., Ltd., Class A 2,650 160,896
Union Semiconductor
Equipment & Materials Co.,
Ltd. 20,586 106,433
Uniquest Corp. 3,213 14,388
*UniTest, Inc. 10,119 90,989
Unitrontech Co., Ltd. 18,105 83,554
Value Added Technology Co.,
Ltd. 12 205
VICTEK Co., Ltd., Class A 10,450 30,480
*<Vidente Co., Ltd. 15,266 6,858
Vieworks Co., Ltd. 1,966 29,629
*Vina Tech Co., Ltd. 1,957 40,218
Vitzro Tech Co., Ltd. 9,914 61,265
#Vitzrocell Co., Ltd. 11,466 258,374
*VM, Inc. 4,939 39,425
#*VT Co., Ltd. 18,484 481,160
Webcash Corp. 3,047 32,276
*<Wellbiotec Co., Ltd. 33,452 2,460
*Wemade Co., Ltd., Class A 1,467 33,216
WiSoL Co., Ltd. 6,620 31,935
Won Tech Co., Ltd. 45,413 422,431
WONIK IPS Co., Ltd. 16,377 386,751
Wonik Materials Co., Ltd. 7,349 126,387
#Wonik QnC Corp. 15,549 206,864
Woojin, Inc. 12,712 102,206
*Woongjin Co., Ltd. 12,977 29,991
*Wooree Bio Co., Ltd. 15,531 25,870
Woori Financial Group, Inc. 557,235 9,924,794
#Woori Financial Group, Inc.,
Class A, ADR 37,149 1,964,811
#*Woori Technology, Inc. 73,851 195,704
*Woosu AMS Co., Ltd., Class
A 26,094 58,047
Worldex Industry & Trading
Co., Ltd. 10,003 175,637
*Wysiwyg Studios Co., Ltd.,
Class A 35,656 23,371
Xexymix Corp., Class A 14,731 65,327
Y G-1 Co., Ltd. 8,381 34,870
*YC Corp. 10,804 87,255
Y-entec Co., Ltd. 7,521 37,583
#*Yest Co., Ltd. 8,105 108,413
YG Entertainment, Inc. 5,480 336,276
#*YG PLUS, Class A 20,612 127,673
*YMT Co., Ltd., Class A 2,403 15,976
Youlchon Chemical Co., Ltd. 1,556 38,429
Youngone Holdings Co., Ltd.,
Class A 3,159 321,413

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Yuanta Securities Korea Co.,
Ltd. 50,073 $ 134,137
Yuhan Corp. 20,700 1,762,814
*Yungjin Pharmaceutical Co.,
Ltd. 13,025 20,146
Zeus Co., Ltd., Class A 19,059 171,102
#Zinus, Inc. 11,946 186,064
TOTAL KOREA, REPUBLIC
OF 726,808,649
KUWAIT — (0.8%)
A'ayan Leasing & Investment
Co. KSCP 598,889 352,288
A'ayan Real Estate Co SAK 62,128 21,318
*Acico Industries Co. KSC 227,058 63,369
Agility Public Warehousing Co.
KSC 1,230,111 574,856
Al Ahli Bank of Kuwait KSCP 585,349 575,784
Al-Eid Food KSC 61,943 44,737
Ali Alghanim Sons Automotive
Co. KSCC 70,967 259,748
*<Arabi Group Holding KSC 154,926 146,319
Boubyan Bank KSCP 691,925 1,594,141
Boursa Kuwait Securities Co.
KPSC 26,539 301,643
Burgan Bank SAK 270,958 221,371
Combined Group Contracting
Co. SAK 85,629 202,599
Commercial Real Estate Co.
KSC 895,374 555,951
Gulf Bank KSCP 2,046,231 2,266,903
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 48,123 330,256
Heavy Engineering & Ship
Building Co. KSCP, Class A 107,944 305,489
Humansoft Holding Co. KSC,
Class A 59,488 466,767
*IFA Hotels & Resorts-KPSC 33,632 96,500
Integrated Holding Co. KCSC 152,472 270,563
Jazeera Airways Co. KSCP 59,750 263,993
Kuwait Business Town Real
Estate Co KSCP 232,441 86,596
Kuwait Cement Co. KSC 50,778 58,079
Kuwait Finance House KSCP 6,048,093 15,950,363
Kuwait International Bank
KSCP 743,331 672,885
*Kuwait Real Estate Co. KSC 744,101 875,413
Kuwait Telecommunications
Co., Class A 90,873 170,758
Mabanee Co. KPSC, Class A 408,160 1,181,797
Mezzan Holding Co. KSCC,
Class A 83,714 339,780
Mobile Telecommunications
Co. KSCP 1,678,902 2,918,875
National Bank of Kuwait SAKP,
Class K 4,252,822 14,579,118
*Rasiyat Holding Co., Class A 78,255 94,622
Salhia Real Estate Co. KSCP 179,209 241,873
Shares Value
KUWAIT — (Continued)
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC, Class A 60,411 $ 30,798
*Warba Bank KSCP 2,086,392 1,888,662
TOTAL KUWAIT 48,004,214
MALAYSIA — (1.3%)
#7-Eleven Malaysia Holdings
BHD 600 278
Able Global BHD 300 106
Aeon Co. M BHD 379,200 114,694
#*AFFIN Bank BHD 301,325 168,148
Ajinomoto Malaysia BHD 5,900 17,790
Alliance Bank Malaysia BHD 705,123 742,322
Allianz Malaysia BHD 100 408
#AME Elite Consortium BHD,
Class B 53,000 18,764
AMMB Holdings BHD 2,350,700 2,783,361
Ancom Nylex BHD 513,995 112,079
*Astro Malaysia Holdings BHD 393,100 13,365
Aumas Resources BHD 752,300 93,486
Aurelius Technologies BHD 53,100 13,571
#Axiata Group BHD 1,251,600 792,338
Bank Islam Malaysia BHD 197,740 103,854
Batu Kawan BHD 200 882
#*Berjaya Corp. BHD 2,155,896 141,536
*Berjaya Food BHD 313,771 22,071
#Bermaz Auto BHD 745,100 129,279
Beshom Holdings BHD, Class
A 311 43
#Bursa Malaysia BHD, Class A 373,600 659,603
Cape Ems BHD 870,300 68,359
Carlsberg Brewery Malaysia
BHD 65,700 278,513
CB Industrial Product Holding
BHD 300 74
CCK Consolidated Holdings
BHD 172,200 52,084
#CELCOMDIGI BHD 545,600 491,232
CIMB Group Holdings BHD 6,219,536 9,551,691
#Crescendo Corp. BHD 54,000 15,193
#CTOS Digital BHD, Class A 582,300 118,781
#*Cypark Resources BHD 388,100 78,712
#D&O Green Technologies
BHD 478,100 117,703
#*Dagang NeXchange BHD 1,165,700 79,262
#Dayang Enterprise Holdings
BHD 498,400 215,019
#Dialog Group BHD 1,697,700 696,594
DRB-Hicom BHD 538,100 106,611
Duopharma Biotech BHD 541 167
Dutch Lady Milk Industries
BHD 5,700 36,432
#Eastern & Oriental BHD,
Class A 843,300 165,101
Eco World Development
Group BHD 985,800 471,520
*Econpile Holdings BHD 180,000 16,671
#EG Industries BHD 181,200 48,433
#*Ekovest BHD 1,633,300 158,926

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
MALAYSIA — (Continued)
FAR East Holdings BHD,
Class A 200 $ 177
#Farm Fresh BHD, Class A 703,200 286,886
Formosa Prosonic Industries
BHD 200 59
#Fraser & Neave Holdings
BHD, Class R 51,000 342,471
#Frontken Corp. BHD 1,114,400 1,063,449
#Gamuda BHD, Class A 2,814,459 3,418,264
Gas Malaysia BHD 193,000 188,248
Genetec Technology BHD 309,400 54,045
#Genting BHD 1,575,700 1,156,375
#Genting Malaysia BHD 2,361,700 1,085,330
Genting Plantations BHD 400 460
#*Greatech Technology BHD 492,700 197,542
#Guan Chong BHD, Class A 667,566 178,435
HAP Seng Consolidated BHD 316,300 189,854
Hap Seng Plantations Holdings
BHD 56,400 25,522
#Hartalega Holdings BHD 851,000 291,315
Heineken Malaysia BHD 71,400 400,443
*Hengyuan Refining Co. BHD 216,200 68,941
Hiap Teck Venture BHD 972,400 68,399
#Hibiscus Petroleum BHD 513,820 187,939
#Hong Leong Bank BHD 136,600 608,535
Hong Leong Financial Group
BHD 26,000 98,392
#HSS Engineers BHD 96,400 13,675
Hup Seng Industries BHD 202,200 45,039
IGB BHD 606 445
#IHH Healthcare BHD 631,900 985,260
#IJM Corp. BHD, Class A 1,885,600 1,264,435
#Inari Amertron BHD 1,857,900 919,149
#IOI Corp. BHD 471,700 416,954
IOI Properties Group BHD 623,800 310,072
#JAKS Resources BHD 641,500 15,041
Jaya Tiasa Holdings BHD 667,900 189,486
*JCY International BHD 254,900 20,022
Kelington Group BHD 493,200 490,309
#Kenanga Investment Bank
BHD 136,800 29,028
Kerjaya Prospek Group BHD 195,200 93,366
#Kim Loong Resources BHD,
Class A 500 276
*Kinergy Advancement BHD 598,100 45,576
*KNM Group BHD 8,500 50
KPJ Healthcare BHD 1,399,400 849,812
Kretam Holdings BHD 900 148
#KSL Holdings BHD 249,400 94,731
#Kuala Lumpur Kepong BHD 290,066 1,331,651
Lagenda Properties BHD,
Class A 47,100 13,362
#LBS Bina Group BHD 346,300 37,756
#Leong Hup International
BHD, Class A 1,154,900 163,825
Lii Hen Industries BHD, Class
A 300 31
LPI Capital BHD 300 1,021
Magnum BHD 1,800 570
Shares Value
MALAYSIA — (Continued)
Mah Sing Group BHD 943,900 $ 258,936
Malakoff Corp. BHD 449,000 94,222
#Malayan Banking BHD 3,109,066 6,845,048
#Malayan Flour Mills BHD 18,200 2,475
Malaysia Smelting Corp. BHD 117,200 31,876
#Malaysian Pacific Industries
BHD 77,900 367,856
#Malaysian Resources Corp.
BHD, Class F 1,374,845 172,460
#Matrix Concepts Holdings
BHD 980,025 307,909
Maxis BHD, Class A 719,000 579,920
#MBSB BHD, Class F 1,698,800 272,844
#Mega First Corp. BHD 164,300 139,838
Mi Technovation BHD 114,200 54,355
MISC BHD 119,700 209,370
MKH BHD, Class A 500 124
MKH Oil Palm East Kalimantan
BHD 71 10
MNRB Holdings BHD 69,500 30,146
Ω#MR DIY Group M BHD 2,683,200 1,038,049
Muhibbah Engineering M BHD 279,800 37,722
#Nestle Malaysia BHD 24,300 501,839
NEXG BHD 1,074,600 134,797
PA Resources BHD 110,900 4,550
Padini Holdings BHD 54,450 25,406
#Pantech Group Holdings BHD 65,700 10,475
#Paramount Corp. BHD 500 127
Pecca Group BHD 188,400 67,144
#Perak Transit BHD 400,850 64,850
Petron Malaysia Refining &
Marketing BHD 100 83
#Petronas Chemicals Group
BHD 600,400 546,202
#Petronas Dagangan BHD 131,600 665,868
#Petronas Gas BHD 33,500 141,226
#PPB Group BHD 179,500 396,878
#Press Metal Aluminium
Holdings BHD 1,613,000 2,019,559
Public Bank BHD 8,841,600 8,727,582
#QL Resources BHD 1,138,100 1,134,097
#*Ranhill Utilities BHD 444,734 140,772
#RGB International BHD 800,500 55,369
#RHB Bank BHD, Class A 1,589,234 2,284,174
#Sam Engineering &
Equipment M BHD 41,000 40,087
*Sapura Energy BHD 523,900 4,913
#Sarawak Oil Palms BHD 449 353
#Scientex BHD 201,000 153,637
SD Guthrie BHD 479,042 535,763
#Sime Darby BHD 2,282,600 872,365
#Sime Darby Property BHD 2,159,500 754,433
#SKP Resources BHD, Class
A 715,500 158,534
#*Solarvest Holdings BHD 360,100 211,079
Southern Cable Group BHD 344,700 139,012
SP Setia BHD Group 1,790,000 470,059
Sports Toto BHD, Class A 32,256 10,361
#Sunway BHD, Class A 1,415,900 1,570,271

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
MALAYSIA — (Continued)
#Sunway Construction Group
BHD, Class A 276,800 $ 340,078
Syarikat Takaful Malaysia
Keluarga BHD 149,860 112,439
Ta Ann Holdings BHD 144,000 129,988
Taliworks Corp. BHD, Class A 600 82
#Telekom Malaysia BHD 849,314 1,344,166
Tenaga Nasional BHD 1,513,000 4,618,818
Thong Guan Industries BHD,
Class F 25,800 6,836
#TIME dotCom BHD 538,700 655,534
*Top Glove Corp. BHD 3,254,400 522,688
#*Tropicana Corp. BHD, Class
A 211,100 58,900
TSH Resources BHD, Class A 323,700 88,799
Uchi Technologies BHD 46,400 34,705
UEM Sunrise BHD 1,279,600 225,018
#Unisem M BHD, Class A 177,000 96,696
United Malacca BHD 200 251
#United Plantations BHD 116,600 592,159
UOA Development BHD 400 165
#Velesto Energy BHD 3,444,300 145,363
#VS Industry BHD 1,984,102 374,491
#Wasco BHD 177,900 40,877
#*WCT Holdings BHD 1,131,210 208,206
Wellcall Holdings BHD 700 217
Westports Holdings BHD,
Class F 310,100 407,165
Yinson Holdings BHD, Class A 822,419 451,222
#YTL Corp. BHD, Class A 3,291,000 1,921,358
#YTL Power International
BHD, Class A 2,607,719 2,506,834
Zetrix Ai BHD 4,878,220 1,006,526
TOTAL MALAYSIA 84,111,833
MEXICO — (1.6%)
#Alpek SAB de CV 309,082 148,562
*Alsea SAB de CV 461,164 1,384,827
America Movil SAB de CV,
Class B 1,938,928 1,753,721
#America Movil SAB de CV,
Class B, ADR 424,846 7,676,967
Arca Continental SAB de CV 317,065 3,311,008
Ω#Banco del Bajio SA 675,508 1,521,539
#Becle SAB de CV, Class A 228,042 286,196
Bolsa Mexicana de Valores
SAB de CV 300,494 645,723
Cemex SAB de CV 2,397,543 2,097,221
Cemex SAB de CV,
Sponsored ADR 703,307 6,118,771
*Cia Minera Autlan SAB de
CV, Class B 500 189
Coca-Cola Femsa SAB de CV 122,845 1,020,549
Coca-Cola Femsa SAB de CV,
Sponsored ADR 15,728 1,306,053
Consorcio ARA SAB de CV 25,100 4,333
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 103,631 60,764
Corp Inmobiliaria Vesta SAB
de CV 595,750 1,679,497
Shares Value
MEXICO — (Continued)
#Corp Inmobiliaria Vesta SAB
de CV, ADR 4,090 $ 114,888
El Puerto de Liverpool SAB de
CV, Class C1 63,531 312,788
Fomento Economico Mexicano
SAB de CV 290,370 2,626,493
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 35,184 3,182,745
GCC SAB de CV, Class A 131,500 1,231,156
Genomma Lab Internacional
SAB de CV, Class B 677,887 785,591
Gentera SAB de CV 1,175,190 2,660,772
Gruma SAB de CV, Class B 117,973 2,042,856
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 149,511 1,986,995
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B, Sponsored ADR 3,964 421,888
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 23,160 533,091
#Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 27,190 6,247,990
Grupo Aeroportuario del
Sureste SAB de CV, Class B 18,696 567,816
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 9,092 2,757,695
Grupo Bimbo SAB de CV,
Class A 806,418 2,344,495
#Grupo Carso SAB de CV,
Class A1 290,373 2,074,721
#Grupo Comercial Chedraui
SA de
CV,
Class B 161,917 1,314,100
Grupo Financiero Banorte SAB
de CV, Class O 1,181,589 10,550,428
Grupo Financiero Inbursa SAB
de CV, Class O 961,600 2,484,629
Grupo Herdez SAB de CV,
Class B 17,731 51,606
*Grupo Hotelero Santa Fe
SAB de CV 600 123
Grupo Industrial Saltillo SAB
de CV 600 475
Grupo Mexico SAB de CV,
Class B 1,515,800 9,506,908
#*Grupo Rotoplas SAB de CV 28,236 20,560
*Grupo Simec SAB de CV,
Class B 100 930
Ω*Grupo Traxion SAB de CV 92,452 81,362
*Industrias Penoles SAB de
CV 103,098 2,722,760
Kimberly-Clark de Mexico SAB
de CV, Class A 1,008,832 1,883,875
La Comer SAB de CV 236,544 513,076
Medica Sur SAB de CV, Class
B 100 244
Megacable Holdings SAB de
CV 301,630 839,922

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
MEXICO — (Continued)
*Minera Frisco SAB de CV 600 $ 129
Ω*Nemak SAB de CV 1,369,605 250,229
#Orbia Advance Corp. SAB de
CV, Class A 513,037 351,770
Organizacion Cultiba SAB de
CV, Class B 200 112
*Organizacion Soriana SAB de
CV, Class B 600 827
*Promotora de Hoteles Norte
19 SAB De CV, Class L 21,900 5,571
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 279,372 3,299,167
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 80 800
#Qualitas Controladora SAB
de CV, Class F 147,081 1,334,693
Regional SAB de CV 208,859 1,629,740
*Vitro SAB de CV, Series A,
Class A 100 29
Wal-Mart de Mexico SAB de
CV, Class A 2,176,368 6,427,906
TOTAL MEXICO 102,179,871
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 561 3,534
Credicorp, Ltd. 27,346 6,481,002
Intercorp Financial Services,
Inc. 1,658 59,788
TOTAL PERU 6,544,324
PHILIPPINES — (0.4%)
*8990 Holdings, Inc. 2,200 382
Aboitiz Equity Ventures, Inc. 189,000 102,709
Aboitiz Power Corp. 301,200 223,063
ACEN Corp. 2,767,540 118,611
Alliance Global Group, Inc.,
Class R 16,500 2,178
Apex Mining Co., Inc. 1,120,000 109,826
Asia United Bank Corp. 600 550
*Atlas Consolidated Mining &
Development Corp. 20,700 1,327
Ayala Corp. 135,540 1,370,910
Ayala Land, Inc. 5,098,500 2,185,103
*AyalaLand Logistics Holdings
Corp. 2,000 50
Bank of the Philippine Islands,
Class A 733,874 1,487,060
BDO Unibank, Inc., Class A 1,814,542 4,438,952
Bloomberry Resorts Corp. 2,509,700 174,678
Cebu Air, Inc. 7,265 5,125
Cebu Landmasters, Inc., Class
A 49,952 2,132
Century Pacific Food, Inc. 342,200 217,056
China Banking Corp., Class A 46,720 52,461
COL Financial Group, Inc.,
Class A 2,500 64
Shares Value
PHILIPPINES — (Continued)
Converge Information and
Communications Technology
Solutions, Inc. 1,360,100 $ 416,896
D&L Industries, Inc. 293,700 25,527
DigiPlus Interactive Corp.,
Class A 192,800 83,291
*DITO CME Holdings Corp. 1,069,000 19,975
DMCI Holdings, Inc. 773,200 135,997
DoubleDragon Corp. 67,100 11,158
East West Banking Corp.,
Class A 4,900 1,042
Emperador, Inc. 37,300 10,359
First Philippine Holdings Corp. 1,010 1,362
*Global Ferronickel Holdings,
Inc. 3,000 66
Globe Telecom, Inc. 16,541 473,552
GT Capital Holdings, Inc. 65,130 669,360
International Container
Terminal Services, Inc. 695,830 5,344,051
JG Summit Holdings, Inc. 816,610 293,984
Jollibee Foods Corp. 232,430 864,652
LT Group, Inc. 437,300 97,907
MacroAsia Corp. 107,700 7,588
Manila Electric Co. 34,240 315,208
Manila Water Co., Inc. 494,800 311,728
Megaworld Corp. 5,073,000 173,064
Metropolitan Bank & Trust Co. 1,141,120 1,451,525
Nickel Asia Corp. 504,300 19,452
Petron Corp. 5,000 210
Philex Mining Corp. 582,400 56,311
Philippine National Bank 20,200 21,816
Philippine Seven Corp. 1,440 1,308
Philippine Stock Exchange,
Inc. (The) 40 143
*<Phoenix Petroleum
Philippines, Inc. 300 4
PLDT, Inc. 33,705 760,974
PLDT, Inc., Sponsored ADR 2,505 57,815
*<PNB Holdings Corp. 78 144
Puregold Price Club, Inc. 433,500 297,261
Rizal Commercial Banking
Corp., Class A 1,000 428
Robinsons Land Corp. 1,000,200 248,625
Robinsons Retail Holdings,
Inc., Class F 32,050 20,879
San Miguel Corp., Class A 173,420 213,755
Security Bank Corp. 181,340 236,108
Semirara Mining & Power
Corp., Class A 760,800 430,402
Shakey's Pizza Asia Ventures,
Inc. 600 83
*Shell Pilipinas Corp., Class A 500 42
SM Investments Corp. 66,005 923,329
SM Prime Holdings, Inc. 3,019,500 1,200,916
*Synergy Grid & Development
Phils, Inc. 177,000 34,895
*Top Frontier Investment
Holdings, Inc. 80 75
Union Bank of the Philippines 1,962 1,076

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
PHILIPPINES — (Continued)
Universal Robina Corp., Class
A 344,650 $ 522,891
Vistamalls, Inc., Class A 2,000 51
Wilcon Depot, Inc., Class A 191,200 32,777
TOTAL PHILIPPINES 26,282,299
POLAND — (1.1%)
#*11 bit studios SA 1,272 64,383
AB SA 48 1,211
*Agora SA, Class H 40 99
Alior Bank SA 111,716 3,029,257
Ω*Allegro.eu SA 257,580 2,553,381
Amica SA 4 62
AmRest Holdings SE 12,097 46,392
Apator SA, Class A 66 375
#*Arctic Paper SA 4,173 12,785
ASBISc Enterprises PLC 17,973 131,693
Asseco Poland SA 22,630 1,229,074
Asseco South Eastern Europe
SA, Class F 1,016 20,951
Auto Partner SA, Class A 37,189 199,191
Bank Handlowy w Warszawie
SA 6,038 176,903
*Bank Millennium SA, Class A 192,652 754,820
*Bank Ochrony Srodowiska SA 92 254
Bank Polska Kasa Opieki SA 113,503 6,222,299
#Benefit Systems SA, Class A 1,136 1,034,387
#Budimex SA, Class F 8,501 1,280,841
*CCC SA, Class A 41,117 2,134,582
CD Projekt SA 28,523 1,918,848
*Celon Pharma SA 1,579 9,895
#*Cognor Holding SA, Class A 46,003 86,179
#*Cyfrowy Polsat SA 164,469 664,879
*Datawalk SA 910 25,906
Develia SA 904 2,026
Ω*Dino Polska SA 269,170 3,576,198
Dom Development SA, Class
R 979 61,613
*Echo Investment SA 274 391
Enea SA 177,183 899,676
#Eurocash SA 71,696 155,623
*Fabryki Mebli Forte SA 42 318
Globe Trade Centre SA 320 364
*Grupa Azoty SA 47,733 238,665
Grupa Kety SA 8,486 1,986,278
#ING Bank Slaski SA, Class A 2,715 242,489
Inter Cars SA 230 35,295
*KGHM Polska Miedz SA,
Class A 91,141 3,119,395
LPP SA 695 3,106,468
*Lubelski Wegiel Bogdanka SA 9,651 62,677
*mBank SA 10,868 2,586,316
#Mirbud SA 52,568 210,610
Mo-BRUK SA 391 29,529
Neuca SA 136 24,148
NEWAG SA, Class A 56 1,087
Orange Polska SA 369,055 864,621
ORLEN SA 280,308 6,280,281
Pepco Group NV 67,927 424,953
Shares Value
POLAND — (Continued)
*PGE Polska Grupa
Energetyczna SA, Class A 697,002 $ 2,260,497
*PKP Cargo SA 5,755 23,874
*Polimex-Mostostal SA 31,628 39,133
*Polski Holding Nieruchomosci
SA, Class A 20 53
Powszechna Kasa
Oszczednosci Bank Polski SA 425,722 9,392,335
Powszechny Zaklad
Ubezpieczen SA 343,011 5,789,114
Rainbow Tours SA 3,911 139,933
Santander Bank Polska SA 17,024 2,504,817
Synektik SA 4,702 269,981
*Tauron Polska Energia SA 1,082,823 2,417,937
TEN Square Games SA 2,551 55,816
#Text SA 9,341 145,844
VRG SA 394 433
Warsaw Stock Exchange 15,143 214,938
Wirtualna Polska Holding SA 663 13,228
ΩXTB SA, Class A 67,976 1,366,438
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 12 198
TOTAL POLAND 70,142,237
QATAR — (0.7%)
Aamal Co., Class F 739,512 167,360
Al Khaleej Takaful Group QSC 221,886 147,477
Al Meera Consumer Goods
Co. QSC 14,746 59,859
Al Rayan Bank 4,618,865 3,019,198
*Baladna 819,820 301,719
Barwa Real Estate Co. 846,288 652,904
Commercial Bank PSQC (The) 2,211,402 2,973,640
Doha Bank QPSC 1,176,375 790,604
*Estithmar Holding QPSC,
Class A 774,338 754,772
Gulf International Services
QSC 834,930 759,486
Gulf Warehousing Co., Class A 243,351 185,003
Industries Qatar QSC 365,479 1,334,034
Lesha Bank LLC 821,923 420,104
Mannai Corp. QSC 114,750 192,721
*Mazaya Real Estate
Development QPSC 1,075,176 181,903
Medicare Group 252,386 397,052
Mesaieed Petrochemical
Holding Co., Class A 2,753,878 1,024,857
Ooredoo QPSC, Class A 372,198 1,375,937
Qatar Aluminum Manufacturing
Co. 2,354,345 958,938
Qatar Electricity & Water Co.
QSC 171,744 759,428
Qatar Fuel QSC 255,350 1,066,004
Qatar Gas Transport Co., Ltd. 2,307,493 3,048,350
Qatar Industrial Manufacturing
Co. QSC 12,733 8,984
Qatar Insurance Co. SAQ 48,856 28,151
Qatar International Islamic
Bank QSC 281,040 859,098
Qatar Islamic Bank QPSC 575,260 3,875,619

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
QATAR — (Continued)
Qatar Islamic Insurance Group 5,915 $ 14,117
Qatar National Bank QPSC,
Class A 2,951,360 15,198,572
Qatar National Cement Co.
QSC 29,203 27,679
Salam International
Investment, Ltd. QSC 606,358 120,406
United Development Co. QSC 1,682,929 477,469
Vodafone Qatar QSC 332,152 217,573
*Widam Food Co. 98,903 60,330
TOTAL QATAR 41,459,348
RUSSIAN FEDERATION — (0.0%)
*<Gazprom PJSC, Class A,
ADR 48,253 –
*<Lenta International Co.
PJSC, Class A, GDR 130 –
*<Magnitogorsk Iron & Steel
Works PJSC, GDR 3,750 –
*<PhosAgro PJSC, GDR 28 –
*<Polyus PJSC, Class G, GDR 782 –
*<RusHydro PJSC, ADR 2,375 –
*<Sberbank of Russia PJSC,
ADR 98,183 –
*<Severstal PAO, GDR 7,488 –
*<VTB Bank PJSC, GDR 59,710 –
TOTAL RUSSIAN
FEDERATION –
SAUDI ARABIA — (3.2%)
Abdullah Al Othaim Markets
Co. 263,083 511,985
*ACWA Power Co. 50,863 2,983,088
Ades Holding Co. 14,679 49,307
*Advanced Petrochemical Co. 81,188 670,957
Al Babtain Power &
Telecommunication Co. 31,706 476,718
Al Hammadi Holding 27,996 270,474
Al Hassan Ghazi Ibrahim
Shaker Co. 21,298 152,733
Al Jouf Agricultural
Development Co. 12,003 136,506
*Al Jouf Cement Co. 21,014 38,542
*Al Khaleej Training and
Education Co. 30,598 200,093
Al Masane Al Kobra Mining
Co. 9,433 167,229
Al Moammar Information
Systems Co. 1,639 56,627
Al Rajhi Bank 1,092,368 27,592,404
*Al Rajhi Co. for Co-operative
Insurance 16,106 510,088
Al Yamamah Steel Industries
Co. 13,535 124,485
Alamar Foods 9,274 127,573
Alandalus Property Co. 19,658 102,559
Alaseel Co. 137,730 140,260
Al-Dawaa Medical Services
Co. 7,782 152,379
Shares Value
SAUDI ARABIA — (Continued)
Aldrees Petroleum and
Transport Services Co. 68,165 $ 2,169,737
Al-Etihad Cooperative
Insurance Co. 17,521 58,993
Alinma Bank 798,307 5,494,998
AlJazira Takaful Ta'awuni Co. 25,398 86,328
AlKhorayef Water & Power
Technologies Co. 13,742 474,051
*Allianz Saudi Fransi
Cooperative Insurance Co. 11,326 42,905
Almarai Co. JSC, Class H 364,430 4,653,621
Almawarid Manpower Co. 1,709 57,998
Almunajem Foods Co. 14,071 249,452
Alujain Corp. 29,596 289,561
*Amana Cooperative
Insurance Co. 9,028 18,893
*Anaam International Holding
Group Co. 8,381 33,581
Arab National Bank 602,194 3,490,096
*Arabia Insurance Cooperative
Co. 9,995 30,136
Arabian Cement Co. 35,161 193,188
ΩArabian Centres Co. 137,059 758,536
*Arabian Contracting Services
Co. 13,249 340,841
Arabian Drilling Co. 21,201 424,461
Arabian Internet &
Communications Services Co. 15,723 1,000,528
Arabian Pipes Co. 75,525 119,395
*Arabian Shield Cooperative
Insurance Co. 25,883 102,122
Arriyadh Development Co. 82,670 706,125
*ARTEX Industrial Investment
Co. 14,566 50,092
Astra Industrial Group Co. 29,512 1,102,245
Ataa Educational Co. 8,393 136,934
*BAAN Holding Group Co. 107,935 71,648
Baazeem Trading Co., Class A 13,828 21,049
Bank AlBilad 608,087 4,221,318
*Bank Al-Jazira 551,681 1,848,692
Banque Saudi Fransi 795,648 3,639,818
Basic Chemical Industries, Ltd. 8,997 62,985
Bawan Co., Class H 26,749 373,663
BinDawood Holding Co. 123,226 194,476
Bupa Arabia for Cooperative
Insurance Co. 48,565 2,182,842
Catrion Catering Holding Co. 29,602 895,691
*Chubb Arabia Cooperative
Insurance Co. 8,618 76,092
City Cement Co., Class A 52,351 233,347
Co. for Cooperative Insurance
(The) 60,460 2,164,639
Dallah Healthcare Co. 23,348 846,506
*Dar Al Arkan Real Estate
Development Co., Class A 416,097 2,118,699
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 55,675 3,891,654
East Pipes Integrated Co. for
Industry 11,895 342,476

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Eastern Province Cement Co.,
Class F 8,578 $ 63,024
Electrical Industries Co. 434,103 1,038,070
Elm Co. 7,979 1,935,669
*Emaar Economic City 108,449 363,415
Etihad Etisalat Co. 308,827 5,038,579
*Filling & Packing Materials
Manufacturing Co, Class A 1,837 16,416
First Milling Co. 8,685 131,626
*Fitaihi Holding Group 86,493 75,861
Gulf Insurance Group 18,248 120,304
*Gulf Union Cooperative
Insurance Co. 11,588 43,527
*Herfy Food Services Co. 11,432 76,679
Jamjoom Pharmaceuticals
Factory Co. 7,256 313,948
Jarir Marketing Co. 383,629 1,314,183
*Jazan Development and
Investment Co. 16,417 47,705
*L'Azurde Co. for Jewelry,
Class A 25,635 87,133
Leejam Sports Co. JSC 16,247 615,472
*Liva Insurance Co., Class H 10,465 35,989
Maharah Human Resources
Co. 18,339 22,783
*Malath Cooperative Insurance
Co. 13,422 46,087
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 50,400 227,741
*Methanol Chemicals Co. 26,463 88,537
Middle East Healthcare Co. 43,704 657,115
*Middle East Paper Co. 26,640 198,428
Middle East Specialized
Cables Co., Class A 15,542 138,635
Mobile Telecommunications
Co. 497,969 1,380,629
Mouwasat Medical Services
Co. 56,871 1,152,248
Nahdi Medical Co. 28,123 928,162
*Najran Cement Co. 42,521 92,158
*Nama Chemicals Co. 1,673 11,070
*National Agriculture
Development Co. (The) 92,866 509,499
National Co. for Glass
Industries (The) 12,606 136,441
National Co. for Learning &
Education 6,609 294,587
National Gas &
Industrialization Co. 21,450 434,307
*National Gypsum 11,144 63,309
*National Industrialization Co. 212,512 545,004
National Medical Care Co. 10,671 461,990
*National Metal Manufacturing
& Casting Co., Class A 9,228 42,363
Northern Region Cement Co.,
Class A 60,253 129,787
Shares Value
SAUDI ARABIA — (Continued)
*Perfect Presentation For
Commercial Services Co.,
Class A 55,762 $ 159,953
Power & Water Utility Co. for
Jubail & Yanbu, Class A 13,237 141,577
Qassim Cement Co. (The) 11,965 146,983
*Rabigh Refining &
Petrochemical Co. 284,328 539,686
Retal Urban Development Co. 134,568 532,374
Riyad Bank 1,148,947 8,637,548
Riyadh Cables Group Co.,
Class A 28,027 980,284
Riyadh Cement Co., Class A 18,013 152,513
SABIC Agri-Nutrients Co.,
Class A 142,100 4,515,561
Sahara International
Petrochemical Co., Class A 242,543 1,157,399
SAL Saudi Logistics Services 1,994 91,697
*Saudi Arabian Amiantit Co. 10,911 60,211
*Saudi Arabian Mining Co. 548,764 7,607,296
ΩSaudi Arabian Oil Co. 2,476,553 16,043,357
Saudi Aramco Base Oil Co. 33,406 929,750
Saudi Automotive Services Co. 28,649 393,713
Saudi Awwal Bank 698,396 6,032,372
Saudi Basic Industries Corp. 350,530 5,106,893
Saudi Cement Co. 5,929 60,442
*Saudi Ceramic Co. 29,706 242,330
Saudi Chemical Co. Holding 276,455 562,329
Saudi Electricity Co. 499,261 1,965,846
Saudi Industrial Investment
Group 197,589 947,096
Saudi Investment Bank (The) 138,459 531,158
*Saudi Kayan Petrochemical
Co. 501,396 610,855
*Saudi Marketing Co. 17,130 76,537
Saudi National Bank (The) 1,480,264 14,798,299
Saudi Paper Manufacturing
Co. 16,402 241,367
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 42,034 270,283
*Saudi Public Transport Co. 59,252 211,349
*Saudi Real Estate Co. 85,444 419,578
*Saudi Reinsurance Co. 60,213 730,370
*Saudi Research & Media
Group 21,648 1,062,461
Saudi Steel Pipe Co. 17,263 236,089
Saudi Tadawul Group Holding
Co. 17,512 764,233
Saudi Telecom Co. 1,237,083 13,864,458
Saudia Dairy & Foodstuff Co.,
Class A 3,968 278,207
*Savola Group (The) 94,332 623,917
Scientific & Medical Equipment
House Co. 9,730 91,824
*Seera Group Holding 102,973 710,443
*Sinad Holding Co. 46,687 134,295
Southern Province Cement Co. 13,122 92,002
Sumou Real Estate Co. 10,279 107,966

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Sustained Infrastructure
Holding Co. 45,481 $ 403,268
*Tabuk Agriculture 4,821 13,405
Tabuk Cement Co. 15,439 42,887
*Takween Advanced Industries
Co. 8,722 18,229
Tanmiah Food Co., Class F 2,840 67,989
Theeb Rent A Car Co. 18,228 299,823
*Umm Al-Qura Cement Co. 19,199 79,896
United Electronics Co. 25,746 616,007
United International
Transportation Co. 180,105 3,360,974
United Wire Factories Co. 4,141 24,949
*Wafrah for Industry and
Development 1,297 9,232
*Walaa Cooperative Insurance
Co. 52,236 194,679
*Wataniya Insurance Co. 15,673 68,022
Yamama Cement Co. 40,527 355,237
Yanbu Cement Co. 39,174 177,850
Yanbu National Petrochemical
Co., Class A 165,055 1,342,054
Zahrat Al Waha For Trading
Co. 6,654 46,653
TOTAL SAUDI ARABIA 198,596,954
SINGAPORE — (0.4%)
Concord New Energy Group,
Ltd. 3,960,000 209,350
Leoch International
Technology, Ltd. 75,000 18,535
Ω*Mobvista, Inc. 563,000 644,760
Trip.com Group, Ltd. 272,600 17,085,249
Trip.com Group, Ltd.,
Sponsored ADR 71,678 4,440,452
Want Want China Holdings,
Ltd., Class A 2,688,000 1,941,524
TOTAL SINGAPORE 24,339,870
SOUTH AFRICA — (2.8%)
Absa Group, Ltd., Class F 622,226 6,209,356
Adcock Ingram Holdings, Ltd.,
Class A 6,616 25,245
Advtech, Ltd., Class A 149,327 269,379
AECI, Ltd. 132,697 803,190
African Rainbow Minerals, Ltd. 82,306 843,474
Afrimat, Ltd. 99,854 230,991
Alexander Forbes Group
Holdings, Ltd. 2,406 1,128
Altron, Ltd., Class A 77 90
Anglogold Ashanti PLC 46,689 2,130,692
Anglogold Ashanti PLC, Class
H 148,258 6,856,932
Aspen Pharmacare Holdings,
Ltd. 277,179 1,798,042
Astral Foods, Ltd. 38,832 373,298
*Aveng, Ltd. 837 268
AVI, Ltd. 247,178 1,283,562
Barloworld, Ltd. 173,906 1,120,038
Bid Corp., Ltd. 225,186 5,703,591
Shares Value
SOUTH AFRICA — (Continued)
Bidvest Group, Ltd., Class A 260,352 $ 3,425,718
*Blue Label Telecoms, Ltd. 55,538 50,217
Capitec Bank Holdings, Ltd.,
Class F 39,729 7,760,299
City Lodge Hotels, Ltd. 1,121 258
Clicks Group, Ltd., Class H 174,186 3,678,881
Coronation Fund Managers,
Ltd. 180,466 410,983
Curro Holdings, Ltd. 14,607 7,101
DataTec, Ltd. 100,889 333,758
ΩDis-Chem Pharmacies, Ltd. 232,670 399,782
Discovery, Ltd. 413,396 4,936,747
DRDGOLD, Ltd. 284,306 379,704
DRDGOLD, Ltd., ADR 1,388 18,516
Exxaro Resources, Ltd. 174,346 1,535,730
Famous Brands, Ltd., Class A 16,838 54,707
FirstRand, Ltd. 2,644,621 11,328,762
Foschini Group, Ltd., Class A 403,617 2,745,689
Gold Fields, Ltd., Class A 45,044 1,098,045
#Gold Fields, Ltd., Sponsored
ADR 533,857 13,004,757
Grindrod, Ltd., Class B 538,978 345,757
Harmony Gold Mining Co., Ltd. 209,944 2,807,381
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 252,071 3,392,876
Hudaco Industries, Ltd. 1,566 16,888
*Impala Platinum Holdings,
Ltd. 456,524 4,340,165
Investec, Ltd. 178,880 1,329,148
Invicta Holdings, Ltd. 101 189
JSE, Ltd. 49,105 369,730
*KAP, Ltd., Class A 324,226 33,350
Kumba Iron Ore, Ltd. 27,840 463,761
Lewis Group, Ltd., Class A 132 573
Life Healthcare Group
Holdings, Ltd. 1,308,356 968,831
Merafe Resources, Ltd. 5,497 374
Momentum Group, Ltd., Class
A 997,045 1,901,181
Motus Holdings, Ltd. 163,260 838,127
Mpact, Ltd. 860 1,189
Mr Price Group, Ltd. 193,941 2,266,265
MTN Group, Ltd., Class A 1,239,766 10,513,929
*MultiChoice Group 164,542 1,095,127
Nedbank Group, Ltd. 349,501 4,804,395
NEPI Rockcastle NV 547,343 4,214,382
Netcare, Ltd. 1,531,586 1,164,624
Ninety One, Ltd., Class A 49,678 120,249
Northam Platinum Holdings,
Ltd., Class A 239,405 2,777,402
*Nutun, Ltd. 353,723 27,386
Oceana Group, Ltd. 4,225 12,236
Old Mutual, Ltd., Class A 3,866,095 2,730,266
Omnia Holdings, Ltd. 156,732 685,174
OUTsurance Group, Ltd.,
Class A 282,059 1,204,981
ΩPepkor Holdings, Ltd. 2,416,792 3,660,773
*Pick n Pay Stores, Ltd. 415,604 651,590
PPC, Ltd. 403,699 114,083

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
PSG Financial Services, Ltd. 168,921 $ 219,343
*Rainbow Chicken, Class A 504 120
Raubex Group, Ltd. 121,849 303,974
RCL Foods, Ltd. 504 279
Reunert, Ltd. 144,231 445,555
RFG Holdings, Ltd. 432 383
Sanlam, Ltd. 1,145,238 5,550,596
Santam, Ltd. 18,186 443,846
Sappi, Ltd. 488,725 745,689
*Sasol, Ltd., Class A 171,357 888,128
Shoprite Holdings, Ltd., Class
A 314,607 4,619,456
*Sibanye Stillwater, Ltd., Class
A 2,078,420 4,410,285
*Sibanye Stillwater, Ltd., Class
A, ADR 26,612 222,476
Southern Sun, Ltd., Class A 96,902 50,749
*SPAR Group, Ltd. (The) 169,415 1,002,483
Spur Corp., Ltd. 194 384
Stadio Holdings, Ltd. 60 29
Standard Bank Group, Ltd. 933,664 12,103,425
Sun International, Ltd. 92,879 241,308
Super Group, Ltd. 336,147 301,152
Telkom SA SOC, Ltd., Class A 371,208 1,220,013
Thungela Resources, Ltd. 112,202 577,003
Tiger Brands, Ltd. 118,547 1,989,715
Truworths International, Ltd. 417,049 1,631,294
Tsogo Sun, Ltd. 39,750 15,190
Valterra Platinum, Ltd. 50,900 2,312,477
Vodacom Group, Ltd. 363,919 2,799,052
We Buy Cars Holdings, Ltd. 115,589 368,069
Wilson Bayly Holmes-Ovcon,
Ltd. 42,108 404,907
Woolworths Holdings, Ltd. 670,979 1,855,327
Zeda, Ltd. 165,581 116,751
TOTAL SOUTH AFRICA 176,510,770
TAIWAN — (20.0%)
91APP, Inc. 49,000 134,946
#Ability Enterprise Co., Ltd. 179,000 359,829
#Ability Opto-Electronics
Technology Co., Ltd. 38,000 148,957
AcBel Polytech, Inc. 590,611 547,128
Accton Technology Corp. 364,000 10,878,231
Acer Cyber Security, Inc. 12,000 69,152
Acer E-Enabling Service
Business, Inc. 6,000 47,140
#Acer, Inc. 1,961,000 2,112,276
#*ACES Electronic Co., Ltd. 115,000 221,543
*Acon Holding, Inc. 202,000 54,751
Acter Group Corp., Ltd. 89,000 1,461,094
#Action Electronics Co., Ltd. 176,000 75,182
Actron Technology Corp. 37,722 166,193
ADATA Technology Co., Ltd. 286,845 877,425
Addcn Technology Co., Ltd.,
Class A 9,089 53,595
#*Adimmune Corp. 219,000 126,201
#Advanced Ceramic X Corp. 29,000 116,107
Shares Value
TAIWAN — (Continued)
Advanced Energy Solution
Holding Co., Ltd. 10,000 $ 417,120
Advanced International
Multitech Co., Ltd., Class A 83,000 178,806
*Advanced Optoelectronic
Technology, Inc. 69,000 32,480
Advanced Power Electronics
Corp. 57,000 154,686
#Advanced Wireless
Semiconductor Co. 84,000 269,611
#Advancetek Enterprise Co.,
Ltd. 257,000 602,731
Advantech Co., Ltd. 241,680 2,716,597
#Aero Win Technology Corp.,
Class A 16,000 26,562
Aerospace Industrial
Development Corp. 114,000 166,908
AIC, Inc., Class A 15,654 167,567
Air Asia Co., Ltd. 12,000 15,459
Airoha Technology Corp.,
Class F 2,000 37,323
Airtac International Group,
Class A 75,046 2,152,253
Alchip Technologies, Ltd. 42,000 5,466,789
*Algoltek, Inc. 12,000 22,112
Allied Circuit Co., Ltd. 7,549 32,247
Allied Supreme Corp. 19,000 165,826
#Allis Electric Co., Ltd., Class
A 121,083 415,814
Alltek Technology Corp. 177,200 213,133
#Alltop Technology Co., Ltd. 38,000 297,914
#Alpha Networks, Inc. 145,000 129,224
Altek Corp. 278,957 378,516
#Amazing Microelectronic
Corp. 45,887 98,392
AMPACS Corp. 39,000 40,637
Ampak Technology, Inc. 23,000 61,955
Ampire Co., Ltd. 68,000 61,741
Ample Electronic Technology
Co., Ltd. 13,000 60,323
AMPOC Far-East Co., Ltd. 59,000 187,393
AmTRAN Technology Co., Ltd. 92,000 40,995
*Amulaire Thermal
Technology, Inc., Class A 16,000 13,133
Anderson Industrial Corp. 86,000 41,635
#Anji Technology Co., Ltd.,
Class A 66,239 71,682
#Anpec Electronics Corp. 45,000 256,303
Aopen, Inc., Class A 17,000 25,573
#Apac Opto Electronics, Inc. 38,000 107,326
Apacer Technology, Inc. 69,000 133,850
#APAQ Technology Co., Ltd. 26,000 91,465
Apex Biotechnology Corp. 38,000 36,603
#*Apex International Co., Ltd. 142,499 115,298
Apex Science & Engineering 54,060 21,916
ARBOR Technology Corp. 16,000 22,112
Arcadyan Technology Corp. 110,000 820,002
Ardentec Corp. 424,000 1,072,519
Ares International Corp. 14,000 25,141

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Argosy Research, Inc. 47,000 $ 262,970
ASE Technology Holding Co.,
Ltd. 1,298,000 6,631,879
#ASE Technology Holding Co.,
Ltd., ADR 392,500 3,728,750
Asia Electronic Material Co.,
Ltd. 32,000 20,745
#Asia Optical Co., Inc. 132,000 577,134
Asia Polymer Corp. 211,000 88,012
Asia Tech Image, Inc. 41,000 106,458
Asia Vital Components Co.,
Ltd., Class R 229,623 7,100,830
ASIX Electronics Corp. 30,000 82,519
ASMedia Technology, Inc. 14,000 895,887
ASolid Technology Co., Ltd. 18,000 31,118
ASPEED Technology, Inc. 17,000 2,597,202
ASROCK, Inc. 19,000 169,646
Asustek Computer, Inc., Class
A 456,000 10,113,812
ATE Energy International Co.,
Ltd. 58,000 54,507
Aten International Co., Ltd. 14,000 27,439
Auden Techno Corp. 8,000 24,310
#AUO Corp. 4,450,200 1,789,175
#AURAS Technology Co., Ltd. 36,000 812,932
Avalue Technology, Inc. 41,000 132,832
AVer Information, Inc. 19,000 21,357
Axiomtek Co., Ltd. 48,973 139,466
Azurewave Technologies, Inc. 57,000 112,482
Bafang Yunji International Co.,
Ltd., Class H 19,000 117,447
Bank of Kaohsiung Co., Ltd. 4,770 1,870
Baotek Industrial Materials,
Ltd. 24,000 41,813
#BenQ Materials Corp. 168,000 126,925
#BES Engineering Corp. 1,234,000 458,913
Best Precision Industrial Co.,
Ltd. 5,000 21,777
Billion Electric Co., Ltd. 51,000 49,039
#Bin Chuan Enterprise Co.,
Ltd. 67,000 108,421
B'in Live Co., Ltd. 4,000 11,874
Bionet Corp. 1,850 4,376
*Biostar Microtech
International Corp. 68,000 40,553
#Bioteque Corp. 30,000 110,562
Bizlink Holding, Inc., Class A 113,098 3,451,944
#Bonny Worldwide, Ltd. 4,000 20,169
Bora Pharmaceuticals Co., Ltd. 35,000 963,900
Brave C&H Supply Co., Ltd. 12,000 34,174
Brightek Optoelectronic Co.,
Ltd., Class A 36,000 57,291
Brighton-Best International
Taiwan, Inc. 70,000 81,849
Brillian Network & Automation
Integrated System Co., Ltd. 21,863 190,081
Brogent Technologies, Inc.,
Class A 4,000 12,088
#C Sun Manufacturing, Ltd. 65,390 317,666
Shares Value
TAIWAN — (Continued)
*Calin Technology Co., Ltd. 38,000 $ 35,393
Calitech Co., Ltd. 20,000 44,292
*Caliway Biopharmaceuticals
Co., Ltd. 339,000 1,402,680
*Cameo Communications, Inc. 68,000 20,504
Capital Futures Corp. 51,757 84,361
#Capital Securities Corp. 1,522,000 1,035,149
#*Career Technology MFG.
Co., Ltd. 394,925 189,209
Castles Technology Co., Ltd. 53,952 127,977
#Caswell, Inc. 37,000 104,253
Cathay Consolidated, Inc. 8,000 22,354
Cathay Financial Holding Co.,
Ltd. 5,596,895 11,419,747
Cathay Real Estate
Development Co., Ltd. 310,000 193,701
#*CCP Contact Probes Co.,
Ltd., Class A 54,693 56,255
#Celxpert Energy Corp. 164,000 191,212
Cenra, Inc., Class A 65,000 73,172
#Central Reinsurance Co.,
Ltd., Class R 184,000 142,712
Century Iron & Steel Industrial
Co., Ltd. 118,000 743,245
Chain Chon Industrial Co., Ltd. 59,000 20,657
#Chaintech Technology Corp. 24,000 27,902
Champion Building Materials
Co., Ltd. 28,000 9,381
Champion Microelectronic
Corp. 29,000 56,062
Chang Hwa Commercial Bank,
Ltd. 3,381,752 2,096,069
Chang Wah Technology Co.,
Ltd., Class A 137,000 140,683
Channel Well Technology Co.,
Ltd. 143,000 428,796
#Chant Sincere Co., Ltd.,
Class A 48,000 68,026
Charoen Pokphand Enterprise,
Class F 40,000 155,457
Chateau International
Development Co., Ltd. 8,152 8,180
CHC Healthcare Group 81,000 125,242
Chen Full International Co.,
Ltd. 59,000 80,156
Chenbro Micom Co., Ltd.,
Class A 24,000 412,497
Cheng Fwa Industrial Co., Ltd. 43,000 33,783
#Cheng Loong Corp. 500,000 305,721
#*Cheng Mei Materials
Technology Corp. 282,612 131,613
Cheng Shin Rubber Industry
Co., Ltd. 1,628,000 2,187,212
#Cheng Uei Precision Industry
Co., Ltd., Class A 265,000 506,960
Chenming Electronic
Technology Corp. 61,000 243,203
#Chicony Electronics Co., Ltd.,
Class A 422,000 1,852,148

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Chicony Power Technology
Co., Ltd. 84,000 $ 318,017
Chief Telecom, Inc. 5,000 73,122
Chieftek Precision Co., Ltd. 23,000 65,808
*Chien Shing Stainless Steel
Co., Ltd., Class A 23,335 9,147
#China Airlines, Ltd., Class A 3,062,000 2,113,316
China Bills Finance Corp.,
Class H 2,000 1,015
China Container Terminal
Corp., Class A 48,000 42,456
China Ecotek Corp. 16,000 29,858
#China General Plastics Corp. 223,100 89,322
China Glaze Co., Ltd. 56,000 30,488
#*China Man-Made Fiber
Corp. 644,000 137,226
#China Metal Products, Class
H 208,000 173,522
#China Motor Corp., Class A 176,000 326,674
#China Steel Chemical Corp. 49,000 142,662
China Steel Corp. 7,311,000 4,764,183
China Steel Structure Co., Ltd. 7,000 10,038
China Wire & Cable Co., Ltd.,
Class A 44,000 56,166
Chinese Maritime Transport,
Ltd. 43,000 69,512
Ching Feng Home Fashions
Co., Ltd. 115,298 78,610
#Chin-Poon Industrial Co., Ltd. 328,000 387,919
Chipbond Technology Corp. 532,000 998,141
ChipMOS Technologies, Inc. 380,000 331,016
ChipMOS Technologies, Inc.,
ADR 1,700 28,832
Chlitina Holding, Ltd. 32,452 110,901
Chong Hong Construction Co.,
Ltd. 115,000 315,554
Chroma ATE, Inc. 247,000 3,562,560
#Chun Yuan Steel Industry
Co., Ltd. 353,000 234,762
#*Chung Hung Steel Corp. 496,000 255,914
Chung Hwa Chemical
Industrial Works, Ltd. 32,000 35,380
#*Chung Hwa Pulp Corp. 224,000 91,934
#*Chung-Hsin Electric &
Machinery Manufacturing
Corp. 451,000 2,493,174
Chunghwa Chemical Synthesis
& Biotech Co., Ltd. 23,000 21,653
Chunghwa Precision Test
Tech Co., Ltd. 9,000 257,207
Chunghwa Telecom Co., Ltd. 960,000 4,149,091
#Chunghwa Telecom Co., Ltd.,
Sponsored ADR 100,700 4,370,380
CKM Applied Materials Corp. 11,000 11,167
Cleanaway Co., Ltd. 34,000 219,851
C-Media Electronics, Inc. 28,000 37,008
#*CoAsia Electronics Corp. 52,000 72,824
Collins Co., Ltd. 52,000 26,481
Compal Electronics, Inc. 3,245,000 3,207,220
Shares Value
TAIWAN — (Continued)
Compeq Manufacturing Co.,
Ltd., Class A 739,000 $ 1,626,679
Complex Micro Interconnection
Co., Ltd. 21,000 28,530
Compucase Enterprise 42,000 162,526
Concord International
Securities Co., Ltd. 51,909 20,870
#Concord Securities Co., Ltd. 463,050 182,288
Continental Holdings Corp. 192,000 141,841
Contrel Technology Co., Ltd.,
Class A 52,000 65,593
Coremax Corp. 44,927 82,787
#Coretronic Corp. 220,000 601,457
#Co-Tech Development Corp. 187,000 742,424
#Coxon Precise Industrial Co.,
Ltd., Class R 43,000 19,665
Crowell Development Corp.,
Class H 9,450 8,469
CTBC Financial Holding Co.,
Ltd. 10,742,000 14,845,716
CTCI Advanced Systems, Inc. 3,000 12,212
CTCI Corp., Class A 393,000 383,816
#CTI Traffic Industries Co.,
Ltd. 24,000 79,605
Cub Elecparts, Inc. 11,000 25,872
CviLux Corp. 56,000 79,739
CX Technology Co., Ltd. 10,000 8,108
Cyberlink Corp. 37,000 116,650
CyberPower Systems, Inc. 29,150 227,555
#*CyberTAN Technology, Inc. 254,000 224,662
Cystech Electronics Corp. 4,000 10,279
DA CIN Construction Co., Ltd. 153,200 306,426
Dah San Electric Wire & Cable
Co., Ltd. 49,192 86,196
#Da-Li Development Co., Ltd.,
Class A 152,280 232,138
Darfon Electronics Corp. 128,000 150,311
Darwin Precisions Corp., Class
A 256,000 92,631
Daxin Materials Corp. 42,000 360,231
De Licacy Industrial Co., Ltd. 46,120 20,551
Delpha Construction Co., Ltd. 55,000 52,517
Delta Electronics, Inc., Class A 1,164,000 22,112,003
#Depo Auto Parts Ind Co.,
Ltd., Class A 50,000 288,969
DFI, Inc. 15,000 36,083
Dimerco Data System Corp. 29,000 118,536
#Dimerco Express Corp. 76,488 194,247
DingZing Advanced Materials,
Inc. 5,000 16,836
#D-Link Corp. 400,080 221,168
*DONPON PRECISION, Inc. 73,000 69,949
Dr Wu Skincare Co., Ltd. 8,000 34,040
Draytek Corp. 13,000 13,938
Drewloong Precision, Inc. 15,183 82,916
Dyaco International, Inc.,
Class H 12,408 8,875
#Dynamic Holding Co., Ltd. 481,000 1,273,105

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
#Dynapack International
Technology Corp., Class F 107,000 $ 828,110
E Ink Holdings, Inc. 574,000 3,961,605
E.Sun Financial Holding Co.,
Ltd. 10,827,296 11,626,261
#Eastech Holding, Ltd. 39,000 118,904
Eastern Media International
Corp. 163,834 84,806
Eclat Textile Co., Ltd. 124,000 1,674,244
eCloudvalley Digital
Technology Co., Ltd. 14,000 37,712
ECOVE Environment Corp.,
Class A 5,000 48,915
#*Edimax Technology Co., Ltd. 125,000 73,917
#Edison Opto Corp. 69,000 40,456
*Edom Technology Co., Ltd. 103,000 87,997
Elan Microelectronics Corp. 212,000 884,295
E-Lead Electronic Co., Ltd. 54,227 69,129
E-LIFE MALL Corp., Class A 1,000 2,389
#Elite Advanced Laser Corp. 93,000 606,031
Elite Material Co., Ltd. 159,000 5,886,423
#Elite Semiconductor
Microelectronics Technology,
Inc. 232,000 390,197
Elitegroup Computer Systems
Co., Ltd. 200,000 116,928
eMemory Technology, Inc. 34,000 2,318,117
Emerging Display
Technologies Corp. 62,000 46,322
Ennoconn Corp. 69,000 707,396
#Ennostar, Inc. 372,000 438,710
EnTie Commercial Bank Co.,
Ltd. 2,000 891
*Epileds Technologies, Inc. 63,000 46,964
*Episil Technologies, Inc. 76,000 94,467
Episil-Precision, Inc. 74,000 80,824
Eris Technology Corp. 20,349 85,902
Eson Precision Ind Co., Ltd. 76,000 166,272
Eternal Materials Co., Ltd. 516,950 481,488
Eurocharm Holdings Co., Ltd. 10,000 45,230
Eva Airways Corp. 2,885,000 3,658,506
Ever Ohms Technology Co.,
Ltd. 26,000 26,264
#Ever Supreme Bio
Technology Co., Ltd., Class A 39,298 200,785
Evergreen Aviation
Technologies Corp. 57,000 223,436
Evergreen International
Storage & Transport Corp. 451,000 519,033
Evergreen Marine Corp.
Taiwan, Ltd. 44,000 291,884
EVERGREEN Steel Corp. 105,000 284,597
#Everlight Chemical Industrial
Corp. 301,000 164,883
#Everlight Electronics Co., Ltd. 301,000 698,863
Evertop Wire Cable Corp. 78,000 87,806
Excellence Opto, Inc. 68,000 48,185
Excelsior Medical Co., Ltd. 50,715 142,558
Shares Value
TAIWAN — (Continued)
Far Eastern Department
Stores, Ltd. 210,000 $ 149,158
Far Eastern International Bank 1,472,630 663,602
Far Eastern New Century
Corp. 2,470,000 2,375,040
Far EasTone
Telecommunications Co., Ltd. 1,528,373 4,183,535
Faraday Technology Corp. 133,899 684,131
Farglory F T Z Investment
Holding Co., Ltd. 107,993 162,636
#Farglory Land Development
Co., Ltd. 119,000 247,190
Feature Integration
Technology, Inc. 4,000 9,488
*Federal Corp. 90,000 63,020
Feedback Technology Corp. 27,681 93,669
Feng Hsin Steel Co., Ltd.,
Class A 52,000 117,772
Feng TAY Enterprise Co., Ltd.,
Class A 292,040 1,164,344
FIC Global, Inc. 20,000 23,553
*FIH Mobile, Ltd. 252,400 451,426
FineTek Co., Ltd. 18,360 79,044
Firich Enterprises Co., Ltd. 168,000 142,685
#First Copper Technology Co.,
Ltd. 144,000 158,968
First Financial Holding Co.,
Ltd. 7,873,746 7,808,456
#First Hi-Tec Enterprise Co.,
Ltd. 53,000 471,447
#First Insurance Co., Ltd.
(The) 113,000 93,323
#*First Steamship Co., Ltd. 506,000 98,666
#*Fittech Co., Ltd., Class H 40,985 82,801
*FLEXium Interconnect, Inc. 266,000 583,734
#Flytech Technology Co., Ltd. 76,000 287,729
FocalTech Systems Co., Ltd.,
Class A 205,000 435,447
#Forcecon Tech Co., Ltd. 55,107 210,477
Forest Water Environment
Engineering Co., Ltd. 17,544 18,897
Formosa Advanced
Technologies Co., Ltd. 27,000 24,243
Formosa International Hotels
Corp. 23,000 146,796
Formosa Laboratories, Inc. 74,000 165,367
Formosa Oilseed Processing
Co., Ltd. 105,000 105,888
Formosa Optical Technology
Co., Ltd. 16,000 69,956
Formosa Petrochemical Corp. 192,000 281,752
#Formosa Plastics Corp. 2,599,000 3,713,790
#Formosa Sumco Technology
Corp. 32,000 95,526
#Formosan Union Chemical
Corp. 199,000 118,010
#Fortune Electric Co., Ltd.,
Class A 132,660 2,964,544
Fositek Corp. 6,000 183,131

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Founding Construction &
Development Co., Ltd. 83,000 $ 46,161
Foxsemicon Integrated
Technology, Inc. 53,000 542,474
#Franbo Lines Corp. 146,663 91,396
Froch Enterprise Co., Ltd. 152,000 74,097
Fu Chun Shin Machinery
Manufacture Co., Ltd. 90,640 47,222
#Fu Hua Innovation Co., Ltd. 290,779 325,388
Fubon Financial Holding Co.,
Ltd. 4,463,186 12,321,519
Fulgent Sun International
Holding Co., Ltd., Class A 92,191 316,595
*Fulltech Fiber Glass Corp.,
Class A 320,115 585,586
Fusheng Precision Co., Ltd.,
Class A 55,000 517,799
Fwusow Industry Co., Ltd. 95,923 46,600
#G Shank Enterprise Co., Ltd. 108,305 291,740
#Gallant Precision Machining
Co., Ltd. 96,000 274,676
#Gamania Digital
Entertainment Co., Ltd. 102,000 219,395
#*GCS Holdings, Inc. 51,000 281,933
GEM Services, Inc., Class A 17,000 38,673
*GEM Terminal Industrial Co.,
Ltd., Class A 20,000 11,257
#Gemtek Technology Corp. 1,111,000 895,202
*General Interface Solution
GIS Holding, Ltd. 167,000 257,095
General Plastic Industrial Co.,
Ltd. 14,000 14,189
#Generalplus Technology, Inc. 50,000 65,248
Genesys Logic, Inc. 59,000 260,926
Genius Electronic Optical Co.,
Ltd., Class B 62,000 900,477
Genovate Biotechnology Co.,
Ltd. 27,810 16,911
GeoVision, Inc., Class A 34,920 57,093
Getac Holdings Corp., Class A 320,000 1,265,098
Giant Manufacturing Co., Ltd.,
Class A 213,341 821,986
#Giantplus Technology Co.,
Ltd. 174,000 78,409
Gigabyte Technology Co., Ltd.,
Class A 495,000 4,560,683
*Gigasolar Materials Corp. 35,000 85,367
Gigastorage Corp. 205,000 84,479
Global Brands Manufacture,
Ltd. 212,000 820,370
Global Mixed Mode
Technology, Inc. 36,000 261,730
Global PMX Co., Ltd., Class F 37,000 145,037
Global Unichip Corp. 41,000 1,668,984
Globaltek Fabrication Co., Ltd. 10,000 18,494
Globalwafers Co., Ltd. 137,000 1,572,075
Globe Union Industrial Corp. 168,000 55,892
Gloria Material Technology
Corp. 423,000 525,783
Shares Value
TAIWAN — (Continued)
Gold Circuit Electronics, Ltd. 276,200 $ 3,465,513
Golden Long Teng
Development Co., Ltd., Class
A 56,000 49,626
Goldsun Building Materials
Co., Ltd., Class H 633,000 784,689
Good Will Instrument Co., Ltd. 25,000 37,943
#Gordon Auto Body Parts,
Class A 91,000 84,758
#Gourmet Master Co., Ltd. 55,000 148,153
Grand Fortune Securities Co.,
Ltd. 230,000 85,535
*Grand Pacific Petrochemical 62,000 21,603
Grand Process Technology
Corp., Class A 11,000 552,810
#Grape King Bio, Ltd. 45,000 195,242
Great Tree Pharmacy Co., Ltd. 35,226 180,571
Great Wall Enterprise Co., Ltd. 458,081 936,190
Greatek Electronics, Inc.,
Class A 39,000 80,489
Green World FinTech Service
Co., Ltd. 104,000 210,456
Group Up Industrial Co., Ltd.,
Class B 27,000 193,584
GTM Holdings Corp., Class A 10,000 10,353
Gudeng Precision Industrial
Co., Ltd. 39,933 406,722
*Hai Kwang Enterprise Corp. 55,000 29,575
*HannsTouch Holdings Co. 424,000 85,091
#Harvatek Corp. 97,000 56,385
Heran Co., Ltd. 5,000 12,480
Hey Song Corp. 28,000 37,430
Highlight Tech Corp. 8,800 12,781
Highwealth Construction Corp. 957,158 1,313,196
Hi-Lai Foods Co., Ltd. 8,000 40,740
HIM International Music, Inc. 21,000 68,880
*Hitron Technology, Inc. 77,000 58,045
#Hiwin Technologies Corp. 165,099 1,175,426
Hiyes International Co., Ltd. 6,000 17,549
Hocheng Corp. 173,000 95,057
#Hold-Key Electric Wire &
Cable Co., Ltd. 69,000 116,743
Holiday Entertainment Co.,
Ltd. 35,000 83,843
Holtek Semiconductor, Inc. 11,000 14,557
Holy Stone Enterprise Co., Ltd. 49,000 131,498
Hon Hai Precision Industry
Co., Ltd. 6,608,000 39,407,790
Hong Ho Precision Textile Co.,
Ltd. 63,000 42,848
Hong Pu Real Estate
Development Co., Ltd. 106,000 96,953
#Hong TAI Electric Industrial,
Class A 174,000 213,656
#Hota Industrial Manufacturing
Co., Ltd., Class A 200,000 369,210
Hotai Motor Co., Ltd. 83,240 1,539,441
*Hotron Precision Electronic
Industrial Co., Ltd., Class A 42,600 25,762

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Hsin Ba Ba Corp. 5,000 $ 11,240
#Hsin Kuang Steel Co., Ltd. 161,000 219,270
Hu Lane Associate, Inc. 56,375 253,095
HUA ENG Wire & Cable Co.,
Ltd. 200,000 177,569
Hua Jung Components Co.,
Ltd. 43,000 18,512
Hua Nan Financial Holdings
Co., Ltd., Class A 6,282,594 6,041,057
#Hua Yu Lien Development
Co., Ltd., Class A 89,797 218,117
Huaku Development Co., Ltd.,
Class A 159,705 509,922
Huang Hsiang Construction
Corp., Class A 10,000 13,117
Huikwang Corp., Class H 7,000 6,227
Hung Ching Development &
Construction Co., Ltd. 71,000 63,989
#Hung Sheng Construction,
Ltd. 267,600 206,208
Hwa Fong Rubber Industrial
Co., Ltd. 59,000 32,023
Hwacom Systems, Inc. 34,000 25,288
#Hwang Chang General
Contractor Co., Ltd. 165,748 410,934
Ibase Technology, Inc. 64,000 115,360
IBF Financial Holdings Co.,
Ltd. 1,695,452 826,496
#Ichia Technologies, Inc.,
Class F 223,000 307,071
I-Chiun Precision Industry Co.,
Ltd. 99,892 235,946
Info-Tek Corp. 48,000 41,893
Ingentec Corp. 14,700 59,593
Innodisk Corp. 47,092 358,150
#Innolux Corp. 5,550,034 2,147,680
Inpaq Technology Co., Ltd.,
Class A 72,807 167,092
Insyde Software Corp. 22,000 160,683
Intai Technology Corp., Class
A 22,000 75,551
Integrated Service Technology,
Inc. 50,000 205,210
*IntelliEPI, Inc. 12,000 64,930
Interactive Digital
Technologies, Inc. 24,000 58,296
#International Games System
Co., Ltd. 111,000 2,923,059
Inventec Corp. 1,809,000 2,697,060
#Iron Force Industrial Co., Ltd. 40,853 114,973
ITE Technology, Inc. 88,000 389,178
ITEQ Corp. 143,000 486,289
#Jarllytec Co., Ltd. 25,000 92,135
Jean Co., Ltd. 80,172 70,912
Jentech Precision Industrial
Co., Ltd., Class A 38,000 1,833,319
Jetway Information Co., Ltd. 24,750 33,334
#Jetwell Computer Co., Ltd. 20,000 123,963
Jia Wei Lifestyle, Inc., Class A 38,850 58,963
Shares Value
TAIWAN — (Continued)
#Jiin Yeeh Ding Enterprise
Co., Ltd., Class A 50,000 $ 102,186
Jinan Acetate Chemical Co.,
Ltd. 211,460 567,483
JMC Electronics Co., Ltd. 5,000 4,129
Johnson Health Tech Co., Ltd.,
Class A 32,000 163,498
Joinsoon Electronics
Manufacturing Co., Ltd., Class
A 59,076 24,444
#JPC connectivity, Inc. 57,000 262,585
JPP Holding Co., Ltd., Class A 24,500 159,243
JSL Construction &
Development Co., Ltd. 26,290 69,144
K Laser Technology, Inc.,
Class A 78,000 43,119
Kaori Heat Treatment Co., Ltd. 33,000 350,482
Kedge Construction Co., Ltd. 33,560 95,235
#KEE TAI Properties Co., Ltd.,
Class A 240,555 101,549
Kenda Rubber Industrial Co.,
Ltd. 48,300 36,653
Kerry TJ Logistics Co., Ltd.,
Class A 10,000 11,274
*Key Ware Electronics Co.,
Ltd. 52,597 31,191
#Keystone Microtech Corp. 15,000 182,930
KGI Financial Holding Co.,
Ltd., Class F 11,206,832 5,707,140
#KHGEARS International, Ltd.,
Class F 18,000 98,300
#Kindom Development Co.,
Ltd. 260,000 435,547
King Polytechnic Engineering
Co., Ltd. 16,800 29,269
King Slide Works Co., Ltd. 26,000 2,321,467
#King Yuan Electronics Co.,
Ltd., Class A 834,000 3,297,161
#*King's Town Bank Co., Ltd. 880,000 1,592,093
*King's Town Construction
Co., Ltd. 28,000 38,837
Kingstate Electronics Corp. 7,000 8,138
Kinik Co. 57,000 621,610
#Kinko Optical Co., Ltd. 196,000 169,093
Kinpo Electronics 5,119,000 3,095,668
Kinsus Interconnect
Technology Corp. 229,000 790,250
KMC Kuei Meng International,
Inc. 26,000 82,057
KNH Enterprise Co., Ltd. 44,000 25,061
Ko Ja Cayman Co., Ltd. 18,000 21,831
#KS Terminals, Inc. 99,000 169,823
Kuang Hong Arts
Management, Inc., Class A 25,000 112,237
Kung Long Batteries Industrial
Co., Ltd. 47,000 221,241
#*Kung Sing Engineering
Corp. 222,900 84,015
#Kuo Toong International Co.,
Ltd. 192,000 326,138

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Kuo Yang Construction Co.,
Ltd. 112,000 $ 66,042
Kwong Lung Enterprise Co.,
Ltd. 48,000 76,227
L&K Engineering Co., Ltd. 134,085 1,462,255
La Kaffa International Co., Ltd. 5,000 12,430
Lang, Inc. 27,000 45,411
Lanner Electronics, Inc., Class
A 76,480 205,245
Largan Precision Co., Ltd. 45,000 3,565,625
Laster Tech Co., Ltd. 78,126 62,166
Leadtrend Technology Corp. 19,039 27,110
#*Lealea Enterprise Co., Ltd. 451,360 99,504
LEE CHI Enterprises Co., Ltd. 45,000 15,906
#Lelon Electronics Corp. 94,000 242,499
#Lemtech Holdings Co., Ltd.,
Class A 31,000 82,985
Leo Systems, Inc. 32,000 28,947
*Leofoo Development Co., Ltd. 68,000 38,502
*Li Peng Enterprise Co., Ltd.,
Class A 395,000 79,007
Lian HWA Food Corp., Class A 31,087 143,731
Lien Hwa Industrial Holdings
Corp., Class A 72,576 110,393
*Lily Textile 9,000 9,363
Lingsen Precision Industries,
Ltd., Class A 229,000 113,167
Lion Travel Service Co., Ltd. 48,000 235,598
Lite-On Technology Corp. 1,754,000 6,993,081
Liton Technology Corp., Class
A 51,000 57,070
*Long Bon International Co.,
Ltd. 41,000 21,360
#Long Da Construction &
Development Corp., Class A 133,000 124,545
*Longchen Paper & Packaging
Co., Ltd. 489,003 168,749
#Longwell Co. 111,000 397,923
Loop Telecommunication
International, Inc. 42,000 69,091
Lotes Co., Ltd. 42,597 2,026,560
Lotus Pharmaceutical Co., Ltd. 111,000 810,721
Loyalty Founder Enterprise
Co., Ltd. 18,000 25,329
Lucky Cement Corp. 72,000 33,892
Lumax International Corp., Ltd. 54,500 177,665
#*Lung Yen Life Service Corp.,
Class A 69,000 135,700
Lungteh Shipbuilding Co., Ltd.,
Class A 45,800 156,516
Luxe Green Energy
Technology Co., Ltd., Class A 40,170 33,444
LuxNet Corp., Class A 42,054 278,270
M3 Technology, Inc., Class H 16,000 45,833
#Macnica Galaxy, Inc. 21,000 64,799
Macroblock, Inc. 8,000 16,966
#*Macronix International Co.,
Ltd. 1,546,000 981,546
Shares Value
TAIWAN — (Continued)
Makalot Industrial Co., Ltd.,
Class A 177,094 $ 1,569,356
Marketech International Corp.,
Class A 34,000 233,520
#Materials Analysis
Technology, Inc. 37,192 239,245
Maxigen Biotech, Inc. 14,700 21,547
#Mayer Steel Pipe Corp.,
Class A 127,200 98,231
MediaTek, Inc., Class B 525,000 24,097,496
#Mega Financial Holding Co.,
Ltd. 6,736,978 9,615,387
Megaforce Co., Ltd. 10,000 13,938
Mercuries & Associates
Holding, Ltd. 27,010 10,950
Mercuries Data Systems, Ltd. 47,914 46,313
*Mercuries Life Insurance Co.,
Ltd. 1,734,768 304,554
Merida Industry Co., Ltd. 147,000 573,767
#Merry Electronics Co., Ltd. 161,795 617,962
#METAAGE Corp., Class H 72,000 127,609
*Microbio Co., Ltd. 85,000 68,490
Micro-Star International Co.,
Ltd., Class A 517,000 2,494,279
#Mildef Crete, Inc., Class A 38,000 142,592
MIN AIK Technology Co., Ltd. 80,000 54,142
Minth Group, Ltd. 862,000 2,849,541
#Mirle Automation Corp. 79,834 154,064
momo.com, Inc. 44,670 423,540
*MOSA Industrial Corp., Class
R 125,647 62,092
Mosel Vitelic, Inc., Class R 37,000 25,784
#Motech Industries, Inc. 243,000 146,952
MPI Corp. 49,000 1,723,762
MSSCORPS Co., Ltd. 34,565 157,495
My Humble House Hospitality
Management Consulting,
Class A 28,000 35,836
Nak Sealing Technologies
Corp. 48,000 179,312
Namchow Holdings Co., Ltd. 113,000 153,140
Nan Kang Rubber Tire Co.,
Ltd. 44,000 55,281
Nan Pao Resins Chemical
Co., Ltd. 26,000 334,500
*Nan Ren Lake Leisure
Amusement Co., Ltd. 48,000 16,966
Nan Ya Plastics Corp. 3,013,000 4,133,758
#Nan Ya Printed Circuit Board
Corp., Class A 203,000 1,207,220
Nang Kuang Pharmaceutical
Co., Ltd., Class A 38,000 44,369
*Nanya Technology Corp. 735,000 1,097,052
National Aerospace Fasteners
Corp. 15,000 63,071
Netronix, Inc. 33,000 128,252
*New Asia Construction &
Development Corp., Class H 111,000 55,970
*Newmax Technology Co., Ltd. 31,000 24,148

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
Nextronics Engineering Corp. 18,000 $ 60,608
Nichidenbo Corp. 178,000 452,641
Nidec Chaun-Choung
Technology Corp. 8,000 33,370
Nien Made Enterprise Co., Ltd. 92,000 1,323,863
Niko Semiconductor Co., Ltd. 41,268 57,725
North-Star International Co.,
Ltd. 46,796 65,222
Nova Technology Corp. 24,000 138,705
Novatek Microelectronics
Corp., Class A 409,000 6,508,920
#Nuvoton Technology Corp.,
Class A 124,000 286,657
Nyquest Technology Co., Ltd. 3,000 3,618
O-Bank Co., Ltd. 443,000 134,618
Ocean Plastics Co., Ltd. 70,000 86,540
OK Biotech Co., Ltd. 24,749 13,101
#*Oneness Biotech Co., Ltd. 108,354 230,884
#Optimax Technology Corp. 101,000 84,597
Orient Semiconductor
Electronics, Ltd., Class A 274,000 358,938
*Oriental Union Chemical
Corp., Class F 417,000 174,638
O-TA Precision Industry Co.,
Ltd. 23,000 40,302
Pacific Hospital Supply Co.,
Ltd., Class A 23,000 68,582
Paiho Shih Holdings Corp. 135,450 91,215
Pan German Universal Motors,
Ltd. 3,000 33,571
Pan Jit International, Inc. 181,000 288,048
Pan-International Industrial
Corp. 238,000 344,471
Panion & BF Biotech, Inc. 38,000 89,629
Parade Technologies, Ltd. 37,000 712,790
*PChome Online, Inc., Class A 131,596 144,173
#PCL Technologies, Inc. 45,397 137,039
#P-Duke Technology Co., Ltd. 31,000 85,893
Pegatron Corp. 1,142,000 3,060,893
Pegavision Corp., Class A 26,342 271,826
PharmaEngine, Inc. 81,000 201,092
PharmaEssentia Corp. 97,000 1,611,927
*Phihong Technology Co., Ltd. 323,000 238,077
Phison Electronics Corp. 128,000 2,272,887
#Phoenix Silicon International
Corp. 128,226 549,893
Phoenix Tours International,
Inc., Class H 33,600 63,603
Pixart Imaging, Inc. 89,000 584,438
#Planet Technology Corp. 26,000 129,793
#Posiflex Technology, Inc. 31,000 260,173
#Pou Chen Corp. 1,553,000 1,472,482
Power Wind Health Industry,
Inc. 4,050 19,471
#*Powerchip Semiconductor
Manufacturing Corp. 3,028,000 1,521,735
Powertech Technology, Inc. 503,000 2,123,394
Poya International Co., Ltd. 29,736 461,270
President Chain Store Corp. 357,000 3,061,965
Shares Value
TAIWAN — (Continued)
#President Securities Corp. 421,388 $ 266,831
Primax Electronics, Ltd. 339,000 826,843
Prince Housing &
Development Corp. 4,000 1,221
Pro Hawk Corp. 10,000 50,758
Prolific Technology, Inc. 27,000 18,182
#Promate Electronic Co., Ltd.,
Class L 164,386 329,902
Prosperity Dielectrics Co., Ltd. 58,000 73,939
Qisda Corp. 816,000 709,446
QST International Corp. 52,641 92,592
Qualipoly Chemical Corp. 40,000 93,944
#Quanta Computer, Inc., Class
A 1,667,000 15,721,937
Quanta Storage, Inc. 108,000 320,228
Quaser Machine Tools, Inc.,
Class A 25,000 53,438
*Quintain Steel Co., Ltd.,
Class A 115,647 37,429
Radiant Opto-Electronics Corp. 55,000 254,293
#Radium Life Tech Co., Ltd.,
Class A 604,416 228,827
Rafael Microelectronics, Inc. 1,000 3,803
Raydium Semiconductor Corp. 43,000 502,789
#*RDC Semiconductor Co.,
Ltd., Class A 24,000 125,036
Realtek Semiconductor Corp. 367,000 7,070,106
#Rechi Precision Co., Ltd.,
Class A 276,000 221,003
#Rexon Industrial Corp., Ltd. 73,000 73,740
#Rich Development Co., Ltd.,
Class A 397,580 117,353
*RiTdisplay Corp. 38,000 48,634
*Ritek Corp. 496,000 169,502
*Roo Hsing Co., Ltd. 526 208
Ruby Tech Corp. 13,791 18,182
#Ruentex Development Co.,
Ltd. 895,140 898,214
Ruentex Engineering &
Construction Co., Class A 28,600 178,226
Run Long Construction Co.,
Ltd., Class A 279,600 290,396
Sakura Development Co., Ltd. 35,960 78,432
Sampo Corp. 129,000 107,617
#San Fang Chemical Industry
Co., Ltd. 150,000 172,376
San Fu Chemical Co., Ltd. 22,000 84,027
#Sanyang Motor Co., Ltd. 399,000 828,813
#Savior Lifetec Corp. 170,000 106,223
SCI Pharmtech, Inc. 14,535 28,050
Scientech Corp. 10,000 113,577
ScinoPharm Taiwan, Ltd. 19,000 10,663
#SciVision Biotech, Inc. 46,000 177,234
SDI Corp., Class A 91,000 226,223
Sea Sonic Electronics Co., Ltd. 28,000 69,795
Securitag Assembly Group
Co., Ltd. 5,000 16,551
Senao Networks, Inc. 16,815 91,828
Sensortek Technology Corp. 18,000 105,235

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
#Sercomm Corp. 189,000 $ 636,385
Sesoda Corp. 144,000 151,008
Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 2,782,351 4,008,413
Sharehope Medicine Co., Ltd. 34,944 31,669
ShenMao Technology, Inc.,
Class A 73,000 192,482
#Shieh Yih Machinery Industry
Co., Ltd. 90,000 71,765
#Shih Her Technologies, Inc. 41,000 212,916
*Shih Wei Navigation Co., Ltd. 332,189 173,064
*Shihlin Development Co., Ltd. 43,000 15,919
#Shihlin Electric & Engineering
Corp., Class A 136,000 813,334
#Shin Ruenn Development
Co., Ltd. 68,450 137,141
#Shin Zu Shing Co., Ltd. 102,163 806,077
Shinfox Energy Co., Ltd. 1,246 3,436
*Shining Building Business
Co., Ltd. 269,000 84,177
#Shinkong Insurance Co., Ltd. 51,000 162,325
Shinkong Synthetic Fibers
Corp. 190,000 82,117
Shiny Chemical Industrial Co.,
Ltd. 34,800 148,073
ShunSin Technology Holding,
Ltd. 17,000 84,295
#Shuttle, Inc. 375,000 203,535
Sigurd Microelectronics Corp. 1,083,000 2,822,930
Silergy Corp. 152,000 1,655,080
Silicon Power Computer &
Communications, Inc. 21,000 16,640
Simplo Technology Co., Ltd. 67,000 920,345
Sinbon Electronics Co., Ltd.,
Class A 151,000 1,234,408
Sincere Navigation Corp.,
Class A 1,118,000 825,928
Sinmag Equipment Corp. 14,000 66,136
Sino-American Silicon
Products, Inc., Class A 354,000 1,197,889
#Sinon Corp. 277,000 382,357
SinoPac Financial Holdings
Co., Ltd., Class H 8,003,297 6,636,455
Sinphar Pharmaceutical Co.,
Ltd. 81,000 85,077
Sinyi Realty, Inc., Class F 32,000 27,232
Sitronix Technology Corp. 65,000 434,458
Siward Crystal Technology
Co., Ltd. 105,000 76,338
#Solar Applied Materials
Technology Corp. 370,000 619,817
Solteam, Inc. 46,000 71,818
Song Shang Electronics Co.,
Ltd., Class A 52,000 48,084
Sonix Technology Co., Ltd.,
Class A 57,000 61,206
#Speed Tech Corp. 87,000 121,402
Sporton International, Inc. 44,500 239,291
Shares Value
TAIWAN — (Continued)
#Sports Gear Co., Ltd., Class
F 24,000 $ 81,213
#St. Shine Optical Co., Ltd. 32,000 171,539
Standard Chemical &
Pharmaceutical Co., Ltd. 57,000 109,617
Standard Foods Corp., Class A 14,000 14,986
Stark Technology, Inc. 88,000 480,576
#*Starlux Airlines Co., Ltd.,
Class A 203,000 174,792
#S-Tech Corp. 117,898 93,418
Sumeeko Industries Co., Ltd. 11,000 25,650
Sun Max Tech, Ltd. 25,000 52,768
#*Sun Yad Construction Co.,
Ltd. 252,206 117,030
Sunjuice Holdings Co., Ltd. 2,000 7,873
*Sunko INK Co., Ltd. 65,000 26,351
SunMax Biotechnology Co.,
Ltd. 7,000 98,032
#Sunny Friend Environmental
Technology Co., Ltd. 58,000 146,129
Sunonwealth Electric Machine
Industry Co., Ltd. 150,000 570,400
Sunplus Innovation
Technology, Inc. 17,453 69,292
*Sunplus Technology Co., Ltd.,
Class A 388,000 248,289
Sunrex Technology Corp.,
Class A 98,000 143,483
Sunspring Metal Corp., Class
A 89,000 72,011
#Superalloy Industrial Co., Ltd. 80,000 145,540
Superior Plating Technology
Co., Ltd. 15,000 21,007
#Supreme Electronics Co., Ltd. 303,402 428,966
#Swancor Holding Co., Ltd. 36,000 146,545
#Symtek Automation Asia Co.,
Ltd. 37,352 192,094
#Syncmold Enterprise Corp. 102,000 235,799
Synmosa Biopharma Corp. 255,966 316,876
Synnex Technology
International Corp. 754,000 1,677,380
Syn-Tech Chem & Pharm Co.,
Ltd., Class A 5,000 12,983
#Syscom Computer
Engineering Co. 38,000 72,569
#Sysgration 80,000 111,232
Systex Corp. 101,000 370,534
TA Chen Stainless Pipe 1,176,966 1,549,703
Ta Liang Technology Co., Ltd. 16,000 91,130
Ta Ya Electric Wire & Cable 2,340,969 2,737,242
TA-I Technology Co., Ltd. 30,000 42,315
#Tai Tung Communication
Co., Ltd. 102,367 68,593
Taichung Commercial Bank
Co., Ltd. 1,125,596 839,082
TaiDoc Technology Corp. 13,000 54,008
#Taiflex Scientific Co., Ltd. 179,310 272,442
#Taimide Tech, Inc. 80,000 168,322
Tainan Enterprises Co., Ltd. 74,000 67,436

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
*Tainergy Tech Co., Ltd. 49,000 $ 16,745
Tai-Saw Technology Co., Ltd. 52,000 30,837
#Taishin Financial Holding
Co., Ltd. 15,345,816 8,406,201
TaiSol Electronics Co., Ltd. 47,000 83,143
Taisun Enterprise Co., Ltd. 105,000 65,960
#TAI-TECH Advanced
Electronics Co., Ltd. 42,000 133,257
Taiwan Business Bank 4,720,431 2,546,241
Taiwan Chinsan Electronic
Industrial Co., Ltd. 30,000 29,500
Taiwan Cogeneration Corp. 181,202 263,478
Taiwan Cooperative Financial
Holding Co., Ltd. 6,560,635 5,583,051
Taiwan Fertilizer Co., Ltd. 365,000 637,122
Taiwan Fire & Marine
Insurance Co., Ltd. 44,000 44,593
#Taiwan FU Hsing Industrial
Co., Ltd. 86,000 128,363
#*Taiwan Glass Industry Corp. 624,000 499,660
Taiwan High Speed Rail Corp. 570,000 520,395
Taiwan Hon Chuan Enterprise
Co., Ltd. 251,470 1,234,286
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 193,557 206,867
*Taiwan IC Packaging Corp. 27,000 11,534
*<Taiwan Land Development
Corp. 51,000 859
Taiwan Line Tek Electronic 48,540 39,356
#Taiwan Mask Corp. 143,000 149,240
Taiwan Mobile Co., Ltd. 1,505,000 5,319,625
Taiwan Navigation Co., Ltd. 165,000 148,706
Taiwan Paiho, Ltd. 206,000 357,511
#Taiwan PCB Techvest Co.,
Ltd. 158,000 172,041
Taiwan Sakura Corp. 35,000 100,963
Taiwan Sanyo Electric Co.,
Ltd. 47,000 59,601
Taiwan Secom Co., Ltd. 64,000 243,370
Taiwan Semiconductor Co.,
Ltd. 147,000 224,582
Taiwan Semiconductor
Manufacturing Co., Ltd. 14,715,000 571,887,093
*Taiwan Styrene Monomer 263,000 83,709
Taiwan Surface Mounting
Technology Corp. 206,000 731,586
Taiwan Takisawa Technology
Co., Ltd. 25,000 34,467
Taiwan Taxi Co., Ltd. 19,000 81,163
#*Taiwan TEA Corp. 355,000 174,839
Taiwan Union Technology
Corp. 179,000 1,637,223
#*Taiwan-Asia Semiconductor
Corp. 390,000 260,022
Taiyen Biotech Co., Ltd., Class
A 12,000 13,247
Tatung Co., Ltd. 1,160,900 1,390,474
*TBI Motion Technology Co.,
Ltd. 48,000 63,040
Shares Value
TAIWAN — (Continued)
TCC Group Holdings Co., Ltd. 4,910,969 $ 3,998,209
#TCI Co., Ltd. 75,000 327,917
Te Chang Construction Co.,
Ltd. 15,000 28,646
Team Group, Inc. 35,000 86,305
Teco Electric and Machinery
Co., Ltd. 723,000 1,235,380
Tehmag Foods Corp. 1,100 11,388
#Test Research, Inc. 93,000 453,355
Test Rite International Co., Ltd. 1,000 668
*Thermaltake Technology Co.,
Ltd. 31,000 32,561
Thinking Electronic Industrial
Co., Ltd. 39,000 177,050
Thye Ming Industrial Co., Ltd. 65,000 148,739
Ton Yi Industrial Corp. 351,000 213,440
Tong Hsing Electronic
Industries, Ltd., Class H 115,060 393,203
Tong Yang Industry Co., Ltd.,
Class A 262,000 921,685
#*Tong-Tai Machine & Tool
Co., Ltd., Class A 163,000 180,216
Top Union Electronics Corp.,
Class A 75,253 75,385
Topco Scientific Co., Ltd. 101,000 976,246
#Topkey Corp. 42,000 255,398
Topoint Technology Co., Ltd.,
Class A 80,000 169,394
Toung Loong Textile
Manufacturing, Class F 30,000 15,680
Transcend Information, Inc. 102,000 323,283
Transcom, Inc. 51,920 213,960
Tripod Technology Corp.,
Class R 266,000 2,495,351
#Trusval Technology Co., Ltd. 19,102 152,317
TSC Auto ID Technology Co.,
Ltd. 18,698 114,954
TSEC Corp. 347,197 187,281
TSRC Corp. 37,000 22,561
TST Group Holding, Ltd. 3,000 9,177
TTFB Co., Ltd. 15,290 102,966
TTY Biopharm Co., Ltd. 106,000 273,812
*Tul Corp. 15,000 33,872
Tung Ho Steel Enterprise
Corp. 354,670 761,684
#Tung Thih Electronic Co.,
Ltd., Class A 40,700 78,134
#TURVO International Co.,
Ltd. 26,000 156,797
TXC Corp. 198,000 557,233
#TYC Brother Industrial Co.,
Ltd. 465,000 635,631
*Tycoons Group Enterprise 84,335 21,587
Tyntek Corp. 198,000 100,169
*U-BEST Innovative
Technology Co., Ltd. 72,000 46,677
#UDE Corp., Class A 64,000 210,993
#Ultra Chip, Inc. 29,000 51,981
U-Ming Marine Transport Corp. 348,000 608,614

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
#Unic Technology Corp. 63,000 $ 49,180
Unimicron Technology Corp. 892,000 4,109,222
Union Bank Of Taiwan 334,620 186,663
Union Insurance Co., Ltd. 32,000 27,768
Uni-President Enterprises
Corp., Class A 4,469,000 11,858,440
#*Unitech Printed Circuit
Board Corp. 721,633 678,174
*United Alloy-Tech Co. 77,000 107,706
United Integrated Services
Co., Ltd. 123,000 3,255,549
#United Microelectronics Corp. 5,050,000 7,029,986
#United Microelectronics
Corp., Sponsored ADR 474,200 3,243,528
United Orthopedic Corp.,
Class R 60,000 200,821
United Radiant Technology 50,000 34,844
United Recommend
International Co., Ltd. 14,189 18,635
*United Renewable Energy
Co., Ltd. 804,407 191,349
Univacco Technology, Inc.,
Class F 55,000 81,908
Universal Cement Corp. 168,657 151,154
#Universal Microwave
Technology, Inc. 25,000 268,448
Universal Vision Biotechnology
Co., Ltd. 23,960 161,754
UPC Technology Corp. 161,000 56,099
#Userjoy Technology Co., Ltd. 34,815 97,397
#USI Corp. 503,000 182,848
U-Tech Media Corp. 28,000 12,617
Utechzone Co., Ltd. 43,000 129,659
#UVAT Technology Co., Ltd.,
Class A 26,000 55,576
Value Valves Co., Ltd. 4,000 10,319
#Vanguard International
Semiconductor Corp. 907,376 2,839,398
#Ventec International Group
Co., Ltd., Class H 52,000 145,647
VIA Labs, Inc. 1,000 2,938
Via Technologies, Inc. 93,000 186,327
Viking Tech Corp. 57,000 72,951
Visco Vision, Inc. 28,000 158,070
VisEra Technologies Co., Ltd. 24,000 180,116
Visual Photonics Epitaxy Co.,
Ltd. 114,000 553,815
Vivotek, Inc. 15,000 47,089
Vizionfocus, Inc. 9,000 53,673
Voltronic Power Technology
Corp. 31,000 1,225,563
#*Wafer Works Corp. 520,028 403,339
Waffer Technology Corp. 85,796 148,036
Wah Hong Industrial Corp. 35,000 45,029
Wah Lee Industrial Corp. 112,000 352,726
Walsin Lihwa Corp. 1,935,626 1,459,137
Walsin Technology Corp. 132,000 375,469
Walton Advanced Engineering,
Inc., Class A 175,000 75,634
Shares Value
TAIWAN — (Continued)
Wan Hai Lines, Ltd., Class A 12,000 $ 35,661
*We & Win Development Co.,
Ltd. 54,000 19,358
*We&Win Diversification Co.,
Ltd. 42,121 27,377
Wei Chuan Foods Corp., Class
H 19,000 9,994
#Weikeng Industrial Co., Ltd. 786,000 895,351
Well Shin Technology Co.,
Ltd., Class A 50,000 91,800
Welldone Co. 23,000 37,990
WELLELL, Inc., Class A 20,000 14,641
#Weltrend Semiconductor 126,000 200,097
*Wha Yu Industrial Co., Ltd. 83,000 35,872
#Wholetech System Hitech,
Ltd. 36,000 110,120
Win Semiconductors Corp.,
Class A 251,000 723,210
#*Winbond Electronics Corp.,
Class A 2,197,251 1,277,236
#Winmate, Inc., Class A 35,000 174,721
Winstek Semiconductor Co.,
Ltd. 43,000 139,167
WinWay Technology Co., Ltd. 12,000 450,289
Wisdom Marine Lines Co., Ltd. 439,000 860,424
Wiselink Co., Ltd. 59,126 327,845
#Wistron Corp. 3,203,000 13,199,397
WITS Corp., Class A 31,000 99,188
Wiwynn Corp. 56,000 5,187,704
WNC Corp. 287,446 1,136,398
Wonderful Hi-Tech Co., Ltd. 108,000 138,584
Wowprime Corp. 55,388 424,955
WPG Holdings, Ltd. 1,009,000 2,248,044
WT Microelectronics Co., Ltd.,
Class A 288,850 1,335,499
XAC Automation Corp., Class
A 18,000 15,288
#XinTec, Inc., Class A 108,000 533,713
Xxentria Technology Materials
Corp. 36,620 54,965
Yageo Corp., Class A 334,860 5,946,086
Yankey Engineering Co., Ltd.,
Class H 26,096 362,402
#YC INOX Co., Ltd. 268,034 192,175
YCC Parts Manufacturing Co.,
Ltd. 11,000 18,280
Yea Shin International
Development Co., Ltd., Class
A 19,122 17,042
#Yem Chio Co., Ltd. 307,059 159,972
Yen Sun Technology Corp. 26,000 38,198
*Yeong Guan Energy
Technology Group Co., Ltd. 62,399 47,770
YFC-Boneagle Electric Co.,
Ltd. 53,000 35,514
#YFY, Inc., Class A 670,000 546,595
*Yieh Hsing Enterprise Co.,
Ltd. 24,000 5,934

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TAIWAN — (Continued)
*Yieh Phui Enterprise Co.,
Ltd., Class A 326,196 $ 163,931
*Young Optics, Inc. 33,000 58,377
#Youngtek Electronics Corp.,
Class A 70,000 144,233
Yuanta Financial Holding Co.,
Ltd. 7,660,630 8,007,761
Yuanta Futures Co., Ltd. 17,000 46,875
Yuen Chang Stainless Steel
Co., Ltd. 3,000 1,488
Yuen Foong Yu Consumer
Products Co., Ltd. 48,000 64,166
Yulon Motor Co., Ltd., Class A 397,216 436,508
Yungshin Construction &
Development Co., Ltd., Class
A 32,000 86,305
YungShin Global Holding
Corp., Class A 125,000 262,166
Yusin Holding Corp., Class A 5,536 16,211
Zeng Hsing Industrial Co., Ltd. 4,297 14,109
Zenitron Corp. 88,000 97,295
#Zero One Technology Co.,
Ltd. 89,000 344,401
#Zhen Ding Technology
Holding, Ltd., Class A 514,000 2,161,220
*Zhong Yang Technology Co.,
Ltd., Class H 25,000 36,854
*Zig Sheng Industrial Co., Ltd.,
Class H 170,000 50,634
ZillTek Technology Corp. 14,000 96,624
*Zinwell Corp. 187,000 70,797
Zippy Technology Corp. 77,000 140,340
#Zyxel Group Corp., Class A 210,516 193,606
TOTAL TAIWAN 1,251,305,735
THAILAND — (1.3%)
AAPICO Hitech PCL - NVDR 156,340 71,759
Advanced Info Service PCL -
NVDR, Class F 608,100 5,414,844
Advanced Information
Technology PCL - NVDR 230,250 36,989
After You PCL - NVDR 202,100 42,362
#Airports of Thailand PCL
- NVDR 696,300 873,571
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 199
Amata Corp. PCL - NVDR 517,400 253,317
#AP Thailand PCL - NVDR 1,940,900 430,585
*Asia Aviation PCL - NVDR 4,151,400 161,330
Asia Plus Group Holdings PCL
- NVDR 507,900 38,854
#Asian Alliance International
PCL - NVDR, Class R 347,300 49,736
Asian Sea Corp. PCL - NVDR,
Class A 255,400 56,660
Asset World Corp. PCL -
NVDR, Class R 5,218,800 335,357
B Grimm Power PCL - NVDR,
Class R 484,100 173,316
Shares Value
THAILAND — (Continued)
Bangchak Corp. PCL - NVDR,
Class R 979,800 $ 1,019,376
Bangchak Sriracha PCL -
NVDR, Class R 185,800 28,427
Bangkok Bank PCL - NVDR,
Class F 1,107,200 5,014,247
Bangkok Chain Hospital PCL -
NVDR, Class F 695,800 298,078
Bangkok Dusit Medical
Services PCL - NVDR, Class R 5,507,800 3,623,553
#Bangkok Expressway &
Metro PCL - NVDR, Class R 4,134,100 702,089
Bangkok Life Assurance PCL
- NVDR 366,812 198,671
#Banpu PCL - NVDR 5,402,800 834,888
Banpu Power PCL - NVDR 1,100 268
#BCPG PCL - NVDR 404,300 82,889
BEC World PCL - NVDR 43,000 3,421
#Berli Jucker PCL - NVDR 420,100 246,815
Betagro PCL - NVDR, Class R 289,500 156,798
BKI Holdings PCL - NVDR 1,600 14,100
Brooker Group PCL (The) -
NVDR, Class A 847,400 9,335
#*BTS Group Holdings PCL
- NVDR 4,882,600 525,910
#Bumrungrad Hospital PCL
- NVDR 423,700 2,204,070
#Cal-Comp Electronics
Thailand PCL - NVDR, Class A 2,078,943 423,041
#Carabao Group PCL - NVDR 268,100 453,260
#Central Pattana PCL - NVDR,
Class F 1,299,100 2,077,049
Central Plaza Hotel PCL
- NVDR 201,900 176,076
#Central Retail Corp. PCL -
NVDR, Class R 1,247,700 820,855
CH Karnchang PCL - NVDR 686,400 283,550
#Charoen Pokphand Foods
PCL - NVDR 2,586,200 1,804,326
#Chularat Hospital PCL
- NVDR 2,940,700 157,473
CK Power PCL - NVDR 457,400 36,670
Com7 PCL - NVDR 890,200 593,830
CP ALL PCL - NVDR, Class F 2,281,700 3,298,970
#Delta Electronics Thailand
PCL - NVDR 930,600 4,157,515
Dhipaya Group Holdings PCL
- NVDR 800 465
Diamond Building Products
PCL - NVDR, Class A 700 114
#Dohome PCL - NVDR 344,311 42,354
Don Muang Tollway PCL -
NVDR, Class R 26,000 8,195
Eastern Polymer Group PCL
- NVDR 298,200 26,827
Electricity Generating PCL
- NVDR 144,900 489,946
*Energy Absolute PCL - NVDR 2,007,600 178,153
Erawan Group PCL (The)
- NVDR 1,414,400 101,276

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
THAILAND — (Continued)
Exotic Food PCL - NVDR,
Class A 139,800 $ 77,001
Forth Corp. PCL - NVDR,
Class F 207,300 44,720
Forth Smart Service PCL
- NVDR 42,700 8,624
Frasers Property Thailand PCL
- NVDR, Class R 900 168
#GFPT PCL - NVDR 330,300 98,039
Global Power Synergy PCL
- NVDR 526,200 539,403
*Gulf Development PCL -
NVDR, Class R 1,550,234 2,241,388
#Gunkul Engineering PCL -
NVDR, Class A 2,033,600 107,654
Haad Thip PCL - NVDR 31,000 14,513
#Hana Microelectronics PCL
- NVDR 555,500 392,658
#Home Product Center PCL -
NVDR, Class A 3,897,200 852,662
#Ichitan Group PCL - NVDR 476,300 163,236
Index Livingmall PCL - NVDR 39,600 17,086
#Indorama Ventures PCL
- NVDR 959,800 678,439
Internet Thailand PCL - NVDR 332,600 41,728
#IRPC PCL - NVDR 6,689,200 210,828
I-TAIL Corp. PCL - NVDR,
Class R 515,500 231,880
#*JASMINE INTERNATIONAL
PCL - NVDR 2,010,578 94,130
*Jasmine Technology Solution
PCL - NVDR, Class A 27,800 27,860
Karmarts PCL - NVDR 504,000 131,089
Kasikornbank PCL - NVDR 211,100 1,046,457
KCE Electronics PCL - NVDR 485,600 368,509
KGI Securities Thailand PCL
- NVDR 325,100 38,797
Khon Kaen Sugar Industry
PCL - NVDR, Class F 2,300 106
#Kiatnakin Phatra Bank PCL
- NVDR 147,200 248,862
Krung Thai Bank PCL - NVDR 2,446,000 1,646,634
Lalin Property PCL - NVDR 700 105
#Land & Houses PCL - NVDR 5,028,700 587,810
LH Financial Group PCL -
NVDR, Class R 5,300 127
LPN Development PCL
- NVDR 2,000 106
#Major Cineplex Group PCL
- NVDR 322,200 83,311
Malee Group PCL - NVDR,
Class A 216,900 41,150
MBK PCL - NVDR 272,895 141,124
#MC Group PCL - NVDR,
Class A 302,800 92,656
Mega Lifesciences PCL
- NVDR 247,000 232,413
#Minor International PCL
- NVDR 2,898,300 2,217,182
Shares Value
THAILAND — (Continued)
MK Restaurants Group PCL
- NVDR 55,200 $ 39,187
*Mono Next PCL - NVDR,
Class R1 1,508,000 83,521
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 87,900 107,589
Netbay PCL - NVDR 24,000 17,111
Noble Development PCL
- NVDR 57,300 3,244
Northeast Rubber PCL -
NVDR, Class A 1,104,000 149,317
NSL Foods PCL - NVDR,
Class R 89,500 89,007
#Osotspa PCL - NVDR 920,600 504,245
#Plan B Media PCL - NVDR 1,235,028 200,295
*Platinum Group PCL (The)
- NVDR 1,500 58
Praram 9 Hospital PCL -
NVDR, Class R 315,400 232,593
Precious Shipping PCL
- NVDR 675,500 136,423
Premier Marketing PCL
- NVDR 500 170
#Prima Marine PCL - NVDR,
Class R 876,000 174,235
#Pruksa Holding PCL - NVDR,
Class F 1,200 164
#PTG Energy PCL - NVDR 918,900 189,797
PTT Exploration & Production
PCL - NVDR, Class F 924,400 3,564,088
#PTT Global Chemical PCL -
NVDR, Class R 1,531,500 1,110,666
#PTT Oil & Retail Business
PCL - NVDR, Class R 1,873,200 796,740
PTT PCL - NVDR 6,593,400 6,708,401
#Quality Houses PCL - NVDR 5,110,900 223,641
Rajthanee Hospital PCL
- NVDR 38,900 16,784
Ratch Group PCL - NVDR 672,800 545,569
Rojana Industrial Park PCL
- NVDR 568,800 81,804
S Hotels & Resorts PCL
- NVDR 578,600 26,912
#*Samart Corp. PCL - NVDR 461,400 88,242
#Sansiri PCL - NVDR, Class A 9,855,300 446,323
#Sappe PCL - NVDR 87,400 103,634
SC Asset Corp. PCL - NVDR 1,053,100 57,682
SCB X PCL - NVDR, Class F 343,100 1,328,095
SCG Packaging PCL - NVDR 569,300 325,762
SCGJWD Logistics PCL
- NVDR 225,600 58,678
Sena Development PCL
- NVDR 1,000 55
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 130,038 16,394
#Siam Cement PCL (The)
- NVDR 538,200 3,310,226
#Siam Global House PCL -
NVDR, Class F 902,588 186,428

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
THAILAND — (Continued)
Siam Wellness Group PCL
- NVDR 571,050 $ 66,052
Siamgas & Petrochemicals
PCL - NVDR, Class A 76,300 15,643
Singha Estate PCL - NVDR 5,400 93
SiS Distribution Thailand PCL
- NVDR 101,500 67,708
SISB PCL - NVDR, Class R 164,400 77,974
#Sri Trang Agro-Industry PCL -
NVDR, Class F 841,500 363,071
#Sri Trang Gloves Thailand
PCL - NVDR, Class R 468,100 100,982
Srinanaporn Marketing PCL -
NVDR, Class F 245,900 75,245
#Star Petroleum Refining PCL
- NVDR 1,579,900 275,564
Supalai PCL - NVDR, Class A 901,400 430,289
Susco PCL - NVDR 389,700 30,766
SVI PCL - NVDR 129,200 24,512
TAC Consumer PCL - NVDR 500 72
Taokaenoi Food & Marketing
PCL - NVDR 335,300 61,561
*Tata Steel Thailand PCL
- NVDR 414,500 10,147
#Thai Life Insurance PCL
- NVDR 485,100 149,924
Thai Nakarin Hospital PCL
- NVDR 100 99
Thai Oil PCL - NVDR 942,722 995,224
Thai President Foods PCL
- NVDR 100 600
#Thai Union Group PCL -
NVDR, Class F 1,248,500 424,062
Thai Vegetable Oil PCL
- NVDR 81,800 56,819
Thai Wah PCL - NVDR 900 59
#*Thaicom PCL - NVDR,
Class F 503,200 133,191
Thaifoods Group PCL - NVDR 492,300 74,417
Thaitheparos PCL - NVDR 100 116
*Thonburi Healthcare Group
PCL - NVDR, Class R 102,200 27,989
#Thoresen Thai Agencies PCL
- NVDR, Class A 1,120,200 149,451
Tipco Asphalt PCL - NVDR 566,900 258,470
Tisco Financial Group PCL
- NVDR 97,000 294,591
TKS Technologies PCL
- NVDR 85,340 15,015
#TMBThanachart Bank PCL -
NVDR, Class R 16,387,600 967,811
TMT Steel PCL - NVDR, Class
R 400 40
TOA Paint Thailand PCL
- NVDR 199,000 85,251
TPI Polene PCL - NVDR 10,300 290
TPI Polene Power PCL -
NVDR, Class A 4,600 313
TQM Alpha PCL - NVDR,
Class R 105,400 49,023
Shares Value
THAILAND — (Continued)
*True Corp. PCL - NVDR,
Class R 2,977,572 $ 947,575
TTW PCL - NVDR 41,400 11,338
Union Auction PCL - NVDR 124,700 25,184
United Paper PCL - NVDR,
Class R 500 116
Univanich Palm Oil PCL
- NVDR 121,400 36,034
Vanachai Group PCL - NVDR 68,100 4,043
WHA Corp. PCL - NVDR 5,630,000 616,750
WHA Utilities and Power PCL
- NVDR 401,300 41,997
TOTAL THAILAND 78,638,765
TURKEY — (0.8%)
Afyon Cimento Sanayi TAS 62,271 23,808
Agesa Hayat ve Emeklilik A/S 32,256 138,184
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 42,814 31,114
Akbank TAS 3,322,379 5,524,612
Akcansa Cimento A/S 17,196 60,408
*Akenerji Elektrik Uretim A/S 157,192 46,972
Aksa Akrilik Kimya Sanayii A/S 738,198 172,943
*Aksa Enerji Uretim A/S 57,218 56,157
*Aksigorta A/S 384,237 68,720
#Alarko Holding A/S 129,891 300,625
Albaraka Turk Katilim Bankasi
A/S 1,156,347 258,941
*Alcatel-Lucent Teletas
Telekomunikasyon A/S 2,459 7,300
*Alkim Alkali Kimya A/S 137,682 61,323
Anadolu Anonim Turk Sigorta
Sirketi 134,522 329,404
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 1,479,250 552,446
Anadolu Hayat Emeklilik A/S,
Class A 35,895 78,390
*Arcelik A/S, Class A 27,042 83,338
*ARD Grup Bilisim Teknolojileri
A/S 137,089 105,840
Aselsan Elektronik Sanayi Ve
Ticaret A/S 494,795 2,279,375
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 207,386 534,392
*Aydem Yenilenebilir Enerji
A/S 95,492 42,932
Aygaz A/S 6,599 26,549
*Baticim Bati Anadolu Cimento
Sanayii A/S 823,285 92,078
*BatiSoke Soke Cimento
Sanayii TAS 248,516 84,853
*Bera Holding A/S 560,010 230,665
*Besler Gida Ve Kimya Sanayi
Ve Ticaret AS 211,075 79,401
BIM Birlesik Magazalar A/S 228,394 2,984,825
*Biotrend Cevre VE Enerji
Yatirimlari A/S 49,029 25,678
Bogazici Beton Sanayi Ve
Ticaret A/S, Class A 92,704 49,100

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TURKEY — (Continued)
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 11,324 $ 100,567
Borusan Yatirim ve Pazarlama
A/S 1,509 77,768
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 6,036 25,605
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 196 375
Bursa Cimento Fabrikasi A/S 583,287 108,056
*Can2 Termik AS 1,965,697 87,164
Celebi Hava Servisi A/S 400 16,564
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 160,546 44,098
#Cimsa Cimento Sanayi VE
Ticaret A/S, Class A 191,060 243,573
Coca-Cola Icecek A/S, Class A 529,159 662,214
*Deva Holding A/S 56 90
Dogan Sirketler Grubu Holding
A/S 466,708 182,921
Doganlar Mobilya Grubu Imalat
Sanayi ve Ticaret A/S 21,270 3,888
Dogus Otomotiv Servis ve
Ticaret A/S 88,000 399,537
EGE Endustri VE Ticaret A/S 375 72,796
EGE Gubre Sanayii A/S 35,538 88,421
*Emek Elektrik Endustrisi A/S 60,653 121,028
Enerjisa Enerji A/S 257,284 54,254
ΩEnerjisa Enerji A/S 108,620 173,260
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 12,542 52,339
#Eregli Demir ve Celik
Fabrikalari TAS 1,617,673 1,064,820
Escar Turizm Tasimacilik
Ticaret A/S 69,705 79,849
*Esenboga Elektrik Uretim A/S 101,548 238,153
Europap Tezol Kagit Sanayi
VE Ticaret A/S 97,248 38,427
*Europen Endustri Insaat
Sanayi VE Ticaret AS 1,080,506 177,010
Ford Otomotiv Sanayi A/S 248,097 581,539
*Formet Metal ve Cam Sanayi
A/S 659,082 62,672
Gentas Genel Metal Sanayi ve
Ticaret A/S 106,546 62,521
Global Yatirim Holding A/S 1,275,511 280,598
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S., Class
A 12,571 108,854
Grainturk Tarim A/S 14,455 164,516
*Gubre Fabrikalari TAS 33,503 205,262
#*Hektas Ticaret TAS 187,966 18,337
*Hitit Bilgisayar Hizmetleri AS 39,055 43,295
*Ihlas Holding A/S 1,320,787 88,176
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S, Class F 601,796 111,337
Is Yatirim Menkul Degerler A/S 403,293 415,483
Shares Value
TURKEY — (Continued)
*Isiklar Enerji ve Yapi Holding
A/S 374,842 $ 118,474
*Izmir Demir Celik Sanayi AS 613,764 87,091
Jantsa Jant Sanayi Ve Ticaret
A/S 92,120 49,517
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 100,108 72,258
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 224 218
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 894,138 610,586
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 185,791 46,090
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 1,528,650 95,651
KOC Holding A/S 403,732 1,783,291
Kocaer Celik Sanayi Ve
Ticaret A/S 301,361 109,578
Kontrolmatik Enerji Ve
Muhendislik A/S 38,740 24,260
*Konya Cimento Sanayii AS 20 2,882
*Kordsa Teknik Tekstil A/S 5,100 7,727
LDR Turizm A/S, Class A 35,427 199,158
Logo Yazilim Sanayi Ve
Ticaret A/S 35,483 139,859
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S, Class
A 199,893 85,683
*Loras Holding A.S 716,331 97,939
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 556,808 580,223
*Mega Metal Sanayi VE
Ticaret A/S 51,124 37,405
#*MIA Teknoloji A/S 185,994 165,132
Migros Ticaret A/S, Class A 45,905 592,571
Ω*MLP Saglik Hizmetleri A/S,
Class A 28,881 272,674
*Naturel Yenilenebilir Enerji
Ticaret A/S, Class A 53,961 62,425
Naturelgaz Sanayi ve Ticaret
A/S, Class A 194,480 52,797
*NET Holding A/S, Class F 49,110 62,245
Nuh Cimento Sanayi A/S,
Class A 20,411 117,358
#*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 594,558 79,971
*Orge Enerji Elektrik Taahhut
A/S 42,061 78,438
Osmanli Yatirim Menkul
Degerler A/S, Class F 90,992 22,304
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 5,693 77,486
*Oyak Cimento Fabrikalari A/S 639,987 377,122
*Pegasus Hava Tasimaciligi
A/S 216,002 1,340,935
*Peker Gayrimenkul Yatirim
Ortakligi A/S, Class A 1,110,003 147,388

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
TURKEY — (Continued)
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 161,596 $ 62,420
#*Petkim Petrokimya Holding
A/S, Class H 841,568 354,515
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S, Class F 100,747 66,167
*Polisan Holding A/S 233,081 23,312
*Qua Granite Hayal 865,016 146,609
*Ral Yatirim Holding A/S 75,013 230,808
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 116,317 48,856
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 116,016 56,818
#*Sasa Polyester Sanayi A/S,
Class A 3,004,352 230,916
SDT Uzay VE Savunma
Teknolojileri AS 9,203 40,808
Sekerbank Turk A/S 1,485,343 214,058
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 37,537 94,598
Sok Marketler Ticaret A/S,
Class A 143,214 131,667
SUN Tekstil Sanayi Ve Ticaret
A/S 56,436 57,419
Suwen Tekstil Sanayi
Pazarlama A/S 402,846 105,195
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 38,319 52,816
*TAV Havalimanlari Holding
A/S, Class A 134,231 812,800
*Tekfen Holding A/S 95,970 254,861
*Teknosa Ic Ve Dis Ticaret A/S 1 –
#Tofas Turk Otomobil
Fabrikasi A/S, Class A 73,552 418,195
*Tukas Gida Sanayi ve Ticaret
A/S 1,276,829 84,927
*Tumosan Motor ve Traktor
Sanayi A/S 24,759 73,192
#*Turk Altin Isletmeleri A/S 349,345 196,734
Turk Hava Yollari AO 333,412 2,365,498
*Turk Ilac VE Serum Sanayi
A/S 73,262 38,478
*Turk Telekomunikasyon A/S 517,907 694,702
Turk Traktor ve Ziraat
Makineleri A/S 13,246 192,521
Turkcell Iletisim Hizmetleri A/S 1,029,127 2,364,104
#Turkiye Garanti Bankasi A/S 316,451 1,113,226
Turkiye Is Bankasi A/S 5,273,059 1,925,128
#Turkiye Petrol Rafinerileri A/S 588,407 2,448,255
Turkiye Sigorta A/S 1,362,368 331,925
#Turkiye Sise ve Cam
Fabrikalari A/S 835,314 756,439
#*Turkiye Vakiflar Bankasi
TAO 1,616,551 1,147,710
Ulker Biskuvi Sanayi A/S,
Class A 192,706 520,301
*Ulusoy Un Sanayi ve Ticaret
A/S 1 –
Shares Value
TURKEY — (Continued)
*Usak Seramik Sanayii AS 643,340 $ 74,647
Vestel Beyaz Esya Sanayi ve
Ticaret A/S 224,490 57,681
*Vestel Elektronik Sanayi ve
Ticaret A/S 76,260 71,576
*Yapi ve Kredi Bankasi A/S,
Class A 2,307,380 1,913,296
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 120,137 81,802
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 78,207 19,883
*YEO Teknoloji Enerji VE
Endustri A/S 23,311 23,625
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 401,329 239,059
*Zorlu Enerji Elektrik Uretim
A/S, Class H 164,760 13,638
TOTAL TURKEY 48,333,661
UNITED ARAB EMIRATES — (1.7%)
Abu Dhabi Commercial Bank
PJSC 1,976,535 8,760,445
Abu Dhabi Islamic Bank PJSC 1,116,107 7,341,250
Abu Dhabi National Hotels 3,230,273 439,720
Abu Dhabi National Oil Co. for
Distribution PJSC 2,145,984 2,167,543
*Abu Dhabi Ports Co. PJSC 132,752 150,349
Abu Dhabi Ship Building Co.
PJSC 46,884 102,113
ADNOC Drilling Co. PJSC,
Class F 1,858,335 2,954,637
Agility Global PLC 2,887,046 927,477
Agthia Group PJSC, Class A 130,407 151,599
Air Arabia PJSC, Class H 1,849,898 1,873,518
Ajman Bank PJSC 866,857 349,282
Aldar Properties PJSC 2,075,744 5,379,947
Alpha Dhabi Holding PJSC,
Class A 458,962 1,554,406
Amanat Holdings PJSC 624,569 200,646
Americana Restaurants
International PLC - Foreign Co. 486,095 284,529
*Apex Investment Co. PSC 382,641 405,236
*Bank of Sharjah, Class A 63,016 28,994
Burjeel Holdings PLC 647,468 255,596
Dana Gas PJSC, Class A 5,300,510 1,105,385
Deyaar Development PJSC 1,174,351 332,505
Dubai Electricity & Water
Authority PJSC 2,234,299 1,684,955
Dubai Financial Market PJSC 1,080,183 514,639
Dubai Investments PJSC 1,103,977 889,650
Dubai Islamic Bank PJSC 2,502,154 6,798,480
Emaar Development PJSC 830,938 3,404,649
Emaar Properties PJSC 5,597,879 23,241,310
Emirates Central Cooling
Systems Corp. 479,426 225,806
Emirates Integrated
Telecommunications Co. PJSC 71,447 194,514
Emirates NBD Bank PJSC 1,363,223 9,927,912
Emirates Telecommunications
Group Co. PJSC, Class A 1,773,739 9,146,121

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
UNITED ARAB EMIRATES — (Continued)
*EMSTEEL Building Materials
PJSC 1,148,176 $ 412,619
Fertiglobe PLC, Class A 778,937 551,370
First Abu Dhabi Bank PJSC,
Class A 2,339,653 11,465,453
*Ghitha Holding PJSC 29,835 204,526
*Gulf Navigation Holding PJSC 210,205 343,369
*Gulf Pharmaceutical
Industries PSC 224,132 87,258
*Manazel PJSC 878,103 82,955
NMDC Group PJSC 49,450 336,030
*RAK Properties PJSC 1,503,837 630,505
Ras Al Khaimah Ceramics
PJSC 89,781 63,063
Salik Co. PJSC 1,346,957 2,346,934
Sharjah Islamic Bank 305,269 250,990
*SHUAA CAPITAL PSC, Class
A 1,050,717 72,658
Taaleem Holdings PJSC 15,013 17,167
TECOM Group PJSC 86,751 80,773
*Union Properties PJSC 1,602,955 381,854
TOTAL UNITED ARAB
EMIRATES 108,120,737
UNITED KINGDOM — (0.1%)
*Metlen Energy & Metals PLC 72,964 4,040,240
TOTAL UNITED KINGDOM 4,040,240
UNITED STATES — (0.1%)
*BeOne Medicines, Ltd., Class
H 206,700 4,776,482
Nexteer Automotive Group,
Ltd. 964,000 724,535
TOTAL UNITED STATES 5,501,017
TOTAL COMMON STOCKS 6,164,520,828
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Alpargatas SA 0.320% 109,295 167,109
Banco do Estado do Rio
Grande do Sul SA, Class B
0.790% 752,011 1,473,517
Banco Pine SA 0.230% 29,407 31,778
Centrais Eletricas Brasileiras
SA, Class B 4.730% 51,600 376,962
Cia Energetica de Minas
Gerais 11.180% 1,348,888 2,488,861
Cia Paranaense de Energia -
Copel, Class B 4.290% 809,693 1,715,258
Energisa S/A 6.630% 349 546
Gerdau SA 3.800% 554,140 1,666,810
Itau Unibanco Holding SA
3.230% 1,827,321 11,475,937
Marcopolo SA 4.180% 676,880 998,657
Petroleo Brasileiro SA -
Petrobras 5.290% 3,248,000 18,936,103
Raizen SA 0.700% 933,259 236,709
Randon SA Implementos e
Participacoes 0.660% 128,600 163,318
Taurus Armas SA 3.790% 45,958 39,895
Track & Field Co. SA 0.190% 30,300 78,746
Shares Value
BRAZIL — (Continued)
Unipar Carbocloro SA 9.160% 11,488 $ 112,796
TOTAL BRAZIL 39,963,002
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 6.040% 82,870 315,879
TOTAL CHILE 315,879
COLOMBIA — (0.0%)
Grupo Argos SA 5.660% 8,774 24,647
Grupo Aval Acciones y Valores
SA, Class A 4.070% 119,764 16,620
Grupo Cibest SA 8.520% 21,777 239,461
Grupo de Inversiones
Suramericana SA, Class O
3.840% 12,129 109,958
TOTAL COLOMBIA 390,686
TOTAL PREFERRED
STOCKS 40,669,567
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco BMG SA 08/25/2025 1,232 207
*Priner Servicos Industriais SA
08/06/2025 809 79
*Randon SA Implementos e
Participacoes 08/19/2025 10,293 147
TOTAL BRAZIL 433
CHILE — (0.0%)
*Instituto de Diagnostico SA
08/26/2025 10 9
TOTAL CHILE 9
INDIA — (0.0%)
*Inox Wind, Ltd. 08/20/2025 17,013 5,970
*JTEKT India, Ltd. 08/12/2025 4,474 1,066
*Mahindra Logistics, Ltd.
08/14/2025 11,709 6,296
TOTAL INDIA 13,332
KOREA, REPUBLIC OF — (0.0%)
*Kangstem Biotech Co., Ltd.
08/18/2025 7,472 1,282
*LS Marine Solution Co., Ltd.
08/28/2025 1,698 5,204
*SY Steel Tech, Inc.
09/05/2025 3,426 2,409
TOTAL KOREA, REPUBLIC
OF 8,895
MALAYSIA — (0.0%)
*Aurelius Technologies BHD
06/18/2030 17,700 1,141
#*Dagang NeXchange BHD
07/23/2030 388,566 8,200
*Guan Chong BHD 06/19/2028 71,525 3,270
*YTL Corp. BHD 658,200 152,783
TOTAL MALAYSIA 165,394
THAILAND — (0.0%)
*Better World Green PCL
05/28/2027 441,633 –

Dimensional Emerging Core Equity Market ETF
continued
Shares Value
THAILAND — (Continued)
*Better World Green PCL
08/13/2025 308,666 $ –
*Energy Absolute PCL
02/13/2028 334,600 11,365
*JASMINE INTERNATIONAL
PCL 10/10/2031 892,089 14,741
*Noble Development PCL
05/18/2027 28,650 –
*Origin Property PCL
05/18/2028 197,125 1,206
Shares Value
THAILAND — (Continued)
*VGI PCL 09/03/2025 201,390 $ 3,266
TOTAL THAILAND 30,578
TOTAL RIGHTS/WARRANTS 218,641
TOTAL INVESTMENT SECURITIES — (99.0%)
(Cost $4,873,872,145) 6,205,409,036
SECURITIES LENDING COLLATERAL — (1.0%)
@§The DFA Short Term
Investment Fund 5,146,397 59,528,379
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,933,400,524) $ 6,264,937,415
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $374,477,648 which represented 6.0% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
PLC Public Limited Company
SA Special Assessment
As of July 31, 2025 , Dimensional Emerging Core Equity Market ETF had entered into the following outstanding futures contracts:
Description
Number of
Contracts
Expiration
Date
Notional
Value Market Value
Unrealized
Appreciation
(Depreciation)
Long Position Contracts
S&P 500 Emini Index ................ 55 09/19/25 $ 16,904,893 $ 17,529,188 $ 624,295
Total Futures Contracts ..............
$16,904,893 $17,529,188 $624,295
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 1,496,474 $ — $ — $ 1,496,474
Brazil ............................... 180,746,667 — — 180,746,667
Chile ................................ 21,594,821 — — 21,594,821
China ............................... 1,430,332,239 724,053 7,350 1,431,063,642

Dimensional Emerging Core Equity Market ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Colombia ............................ $ 4,981,153 $ — $ — $ 4,981,153
Czech ............................... 7,171,187 — — 7,171,187
Egypt ............................... 2,325,768 — — 2,325,768
France .............................. 576,070 — — 576,070
Greece .............................. 32,484,259 — — 32,484,259
Hong Kong ........................... 206,858,006 218,270 — 207,076,276
Hungary ............................. 11,486,650 — — 11,486,650
India ................................ 1,140,229,294 87,905 — 1,140,317,199
Indonesia ............................ 77,767,570 — 46,408 77,813,978
Ireland .............................. 44,466,160 — — 44,466,160
Korea, Republic of ..................... 726,631,792 98,218 78,639 726,808,649
Kuwait .............................. 47,857,895 — 146,319 48,004,214
Malaysia ............................. 84,111,833 — — 84,111,833
Mexico .............................. 102,179,871 — — 102,179,871
Peru ................................ 6,544,324 — — 6,544,324
Philippines ........................... 26,282,151 — 148 26,282,299
Poland .............................. 70,142,237 — — 70,142,237
Qatar ............................... 41,459,348 — — 41,459,348
Russian Federation .................... — — — —
Saudi Arabia .......................... 198,596,954 — — 198,596,954
Singapore ............................ 24,339,870 — — 24,339,870
South Africa .......................... 176,510,770 — — 176,510,770
Taiwan .............................. 1,251,304,876 — 859 1,251,305,735
Thailand ............................. 78,638,765 — — 78,638,765
Turkey .............................. 48,333,661 — — 48,333,661
United Arab Emirates ................... 98,631,246 9,489,491 — 108,120,737
United Kingdom ....................... 4,040,240 — — 4,040,240
United States ......................... 5,501,017 — — 5,501,017
Preferred Stocks
Brazil ............................... 39,963,002 — — 39,963,002
Chile ................................ 315,879 — — 315,879
Colombia ............................ 390,686 — — 390,686
Rights/Warrants
Brazil ............................... 433 — — 433
Chile ................................ — 9 — 9
India ................................ 6,296 7,036 — 13,332
Korea, Republic of ..................... 1,282 7,613 — 8,895
Malaysia ............................. 12,611 152,783 — 165,394
Thailand ............................. 30,578 — — 30,578
Securities Lending Collateral ............... — 59,528,379 — 59,528,379
Total Investments ........................ $6,194,343,935 $70,313,757 $279,723> $6,264,937,415
Financial Instruments
Assets
Futures Contracts** ...................... 624,295 — — 624,295
Total Other Financial Instruments ........... $624,295 $– $– $624,295
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.
** Valued at the unrealized appreciation (depreciation) on the investment.

Dimensional Emerging Markets High Profitability ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (97.4%)
BRAZIL — (2.2%)
*Ambipar Participacoes e
Empreendimentos S/A 100 $ 2,338
BB Seguridade Participacoes
SA, Class H 74,801 450,258
#BRF SA, Sponsored ADR 7,200 25,344
*JBS N.V. 39,190 538,232
Klabin SA 123,209 409,336
Marfrig Global Foods SA 1,600 6,087
Petroleo Brasileiro SA
- Petrobras 256,861 1,642,042
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 15,308 195,024
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 31,105 361,440
Porto Seguro SA, Class A 600 5,561
*PRIO SA 55,812 420,593
Raia Drogasil SA 139,135 334,756
Suzano SA 14,563 135,653
#Suzano SA, Class A,
Sponsored ADR 74,088 686,795
TIM SA 11,200 41,431
#TIM SA, ADR 8,108 149,025
Vale SA, Class A, Sponsored
ADR 9,111 86,828
Vibra Energia SA, Class A 108,061 409,387
WEG SA, Class A 21,200 140,524
TOTAL BRAZIL 6,040,654
CHILE — (0.5%)
Banco de Chile 1,533,677 209,872
Banco de Chile, Sponsored
ADR 9,290 253,803
Banco Santander Chile 185,642 10,652
Banco Santander Chile,
Sponsored ADR 11,395 262,199
Embotelladora Andina SA,
Sponsored ADR 102 2,338
Latam Airlines Group SA,
Class A, ADR 8,664 375,931
Latam Airlines Group SA,
Class H 1,130,136 24,552
*Sociedad Quimica y Minera
de Chile SA, Class B,
Sponsored ADR 1,811 66,554
TOTAL CHILE 1,205,901
CHINA — (25.9%)
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 9,200 21,194
Aerospace Intelligent
Manufacturing Technology
Co., Ltd., Class A 9,000 21,707
Aier Eye Hospital Group Co.,
Ltd., Class A 60,116 107,139
*Air China, Ltd., Class H 340,000 226,955
Shares Value
CHINA — (Continued)
Aluminum Corp. of China, Ltd.,
Class H 748,000 $ 593,636
Angel Yeast Co., Ltd., Class A 2,600 12,376
Anhui Anke Biotechnology
Group Co., Ltd., Class H 16,400 27,545
Anhui Gujing Distillery Co.,
Ltd., Class A 2,100 40,132
Anhui Kouzi Distillery Co., Ltd.,
Class A 8,900 41,080
Anhui Yingjia Distillery Co.,
Ltd., Class A 7,600 43,280
Anker Innovations Technology
Co., Ltd., Class A 1,600 27,532
ANTA Sports Products, Ltd. 219,200 2,513,121
Apeloa Pharmaceutical Co.,
Ltd., Class A 15,100 33,696
APT Medical, Inc., Class A 1,267 49,998
Arctech Solar Holding Co., Ltd. 2,415 16,590
Autel Intelligent Technology
Corp., Ltd., Class A 1,904 9,198
Bank of Chengdu Co., Ltd.,
Class A 9,000 23,055
*Baoding Tianwei Baobian
Electric Co., Ltd. 5,500 6,614
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 18,200 7,774
Beijing Dahao Technology
Corp., Ltd., Class A 2,500 4,778
Beijing Haohua Energy
Resource Co., Ltd., Class A 5,700 5,755
Beijing Jetsen Technology Co.,
Ltd., Class A 45,300 36,063
Beijing Ultrapower Software
Co., Ltd., Class A 13,000 22,772
Beijing United Information
Technology Co., Ltd., Class A 11,100 36,609
Bethel Automotive Safety
Systems Co., Ltd., Class A 2,600 16,999
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 4,900 10,975
Bluestar Adisseo Co., Class A 1,300 1,787
BOE Technology Group Co.,
Ltd., Class A 34,300 19,219
*Bohai Leasing Co., Ltd.,
Class A 78,300 37,791
BTG Hotels Group Co., Ltd.,
Class A 14,800 28,593
BYD Co., Ltd. 212,500 3,123,885
BYD Electronic International
Co., Ltd., Class A 63,500 266,134
Cheng De Lolo Co., Ltd.,
Class A 500 607
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,800 66,033

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 400 $ 1,079
#China Coal Energy Co., Ltd.,
Class A 114,000 140,285
*China Coal Xinji Energy Co.,
Ltd., Class A 42,700 38,198
*China Eastern Airlines Corp.,
Ltd., Class H 308,000 111,037
#China Hongqiao Group, Ltd.,
Class H 565,500 1,498,395
China Kings Resources Group
Co., Ltd., Class A 9,233 20,156
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 12,700 14,373
China National Nuclear Power
Co., Ltd., Class A 62,800 80,044
China Resources Beer
Holdings Co., Ltd., Class A 302,000 1,006,026
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 10,200 29,948
ΩChina Resources Mixc
Lifestyle Services, Ltd., Class
H 136,600 635,147
#China Shenhua Energy Co.,
Ltd., Class A 117,500 509,666
#*China Southern Airlines Co.,
Ltd., Class A 368,000 169,702
ΩChina Tower Corp., Ltd.,
Class H 896,000 1,255,541
Chongqing Brewery Co., Ltd.,
Class A 5,500 42,122
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 19,380 24,513
*Chongqing Taiji Industry
Group Co., Ltd., Class A 4,400 14,762
CMOC Group, Ltd., Class H 696,000 792,642
CNOOC Energy Technology &
Services, Ltd., Class A 29,400 16,514
COFCO Sugar Holding Co.,
Ltd., Class A 29,500 40,055
Contemporary Amperex
Technology Co., Ltd., Class A 27,448 1,007,363
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 19,400 18,000
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 15,528 37,279
Deppon Logistics Co., Ltd.,
Class A 11,600 25,033
ENN Natural Gas Co., Ltd.,
Class A 7,000 17,893
Eoptolink Technology, Inc.,
Ltd., Class A 5,040 132,260
Fibocom Wireless, Inc., Class
A 4,000 14,602
Shares Value
CHINA — (Continued)
Focus Media Information
Technology Co., Ltd., Class A 89,100 $ 92,681
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 14,672 78,038
Foxconn Industrial Internet
Co., Ltd., Class A 3,600 17,280
Fujian Sunner Development
Co., Ltd., Class A 3,800 8,411
ΩFuyao Glass Industry Group
Co., Ltd., Class H 114,000 824,140
Gansu Energy Chemical Co.,
Ltd., Class A 55,800 19,193
G-bits Network Technology
Xiamen Co., Ltd., Class A 1,000 47,135
Ω#Giant Biogene Holding Co.,
Ltd. 10,600 75,618
Goneo Group Co., Ltd., Class
A 4,678 30,598
Great Wall Motor Co., Ltd.,
Class A 384,500 628,915
Gree Electric Appliances, Inc.
of Zhuhai, Class A 21,900 138,565
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 13,800 7,024
Guangdong Haid Group Co.,
Ltd., Class A 9,200 71,990
Guangdong Hongda Holdings
Group Co., Ltd., Class A 800 4,061
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 21,300 36,484
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 6,600 9,282
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 8,500 17,412
Guanghui Energy Co., Ltd.,
Class A 55,100 41,419
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 5,100 15,519
Guizhou Chanhen Chemical
Corp., Class A 600 2,047
H World Group, Ltd., Class F 195,200 609,223
ΩHaidilao International
Holding, Ltd., Class H 233,000 413,167
Haier Smart Home Co., Ltd.,
Class H 13,600 42,792
*Hainan Airlines Holding Co.,
Ltd., Class A 192,900 39,596
Hainan Strait Shipping Co.,
Ltd., Class A 30,300 34,165
Hangcha Group Co., Ltd.,
Class A 9,100 26,693
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 5,900 17,937
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 5,700 13,265
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 5,300 15,628

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Hefei Meiya Optoelectronic
Technology, Inc., Class A 10,400 $ 24,362
Henan Lingrui Pharmaceutical
Co., Class A 5,500 17,392
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 26,300 64,563
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 21,800 74,620
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 17,700 37,854
Hengli Petrochemical Co., Ltd.,
Class A 51,200 109,711
Hithink RoyalFlush Information
Network Co., Ltd., Class A 4,300 169,132
HLA Group Corp., Ltd., Class
A 45,000 42,565
Hongfa Technology Co., Ltd.,
Class A 1,960 6,668
Huadong Medicine Co., Ltd.,
Class A 4,300 26,419
Huaibei Mining Holdings Co.,
Ltd., Class A 21,700 36,988
Huaming Power Equipment
Co., Ltd., Class H 5,700 13,914
Huatu Cendes Co., Ltd., Class
A 560 5,150
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 4,400 16,385
Hubei Yihua Chemical Industry
Co., Ltd., Class A 6,000 11,317
Huizhou Desay Sv Automotive
Co., Ltd., Class A 2,400 33,815
Hunan Gold Corp., Ltd., Class
A 3,560 8,774
Hunan Jiudian Pharmaceutical
Co., Ltd., Class A 2,600 6,646
Imeik Technology
Development Co., Ltd., Class
A 2,000 51,288
Inner Mongolia Berun
Chemical Co., Ltd., Class A 51,600 41,293
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 17,500 48,858
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 22,200 53,974
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 16,300 61,965
*IRICO Display Devices Co.,
Ltd. 800 682
*JA Solar Technology Co.,
Ltd., Class A 9,300 14,266
Jafron Biomedical Co., Ltd.,
Class A 7,100 23,308
Jason Furniture Hangzhou
Co., Ltd., Class A 11,500 40,512
Shares Value
CHINA — (Continued)
JCHX Mining Management
Co., Ltd., Class A 8,600 $ 56,405
Ω*JD Logistics, Inc. 335,100 583,117
Jiangling Motors Corp., Ltd.,
Class A 10,000 29,333
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 1,000 3,607
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 11,000 59,941
Jiangsu Lihua Foods Group
Co., Ltd., Class A 800 2,143
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 1,800 7,881
Jiangsu Pacific Quartz Co.,
Ltd., Class A 6,800 32,971
Jiangsu Shemar Electric Co.,
Ltd., Class A 400 1,575
Jiangsu ToLand Alloy Co.,
Ltd., Class A 300 1,025
Jiangsu Xinquan Automotive
Trim Co., Ltd., Class A 6,500 36,853
Jiangzhong Pharmaceutical
Co., Ltd., Class A 5,400 16,364
Jiayou International Logistics
Co., Ltd., Class A 15,092 23,234
Jinduicheng Molybdenum Co.,
Ltd., Class A 44,600 79,610
Jingjin Equipment, Inc., Class
A 7,600 16,454
Jinneng Holding Shanxi Coal
Industry Co., Ltd., Class A 2,900 5,253
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 800 2,087
Juneyao Airlines Co., Ltd.,
Class A 26,200 44,477
Kidswant Children Products
Co., Ltd., Class A 4,400 8,183
KingClean Electric Co., Ltd.,
Class A 11,800 37,674
Kingnet Network Co., Ltd.,
Class A 23,800 60,604
Ω*Kuaishou Technology,
Class W 492,600 4,831,873
Kunshan Huguang Auto
Harness Co., Ltd., Class A 2,100 9,606
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,400 6,258
Kweichow Moutai Co., Ltd.,
Class A 5,400 1,064,744
Lao Feng Xiang Co., Ltd.,
Class A 4,800 31,322
Laobaixing Pharmacy Chain
JSC, Class A 7,920 21,420
LB Group Co., Ltd., Class A 20,700 48,949
Lenovo Group, Ltd., Class A 1,492,000 1,923,445
Luxi Chemical Group Co., Ltd.,
Class A 7,700 12,409
Luxshare Precision Industry
Co., Ltd., Class A 44,700 227,089

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Luzhou Laojiao Co., Ltd.,
Class A 9,500 $ 161,930
Mango Excellent Media Co.,
Ltd., Class A 12,200 37,276
Meihua Holdings Group Co.,
Ltd., Class A 35,500 55,390
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 34,300 24,309
Ω*Meituan, Class W 306,100 4,741,626
Midea Group Co., Ltd., Class A 23,000 223,901
MINISO Group Holding, Ltd.,
Class F 2,400 11,419
Muyuan Foods Co., Ltd., Class
A 31,700 203,824
*Nanjing Tanker Corp., Class
A 74,300 29,369
NAURA Technology Group
Co., Ltd., Class A 1,755 81,589
NBTM New Materials Group
Co., Ltd., Class A 1,900 6,322
NetEase, Inc., Class H 28,700 747,297
NetEase, Inc., Sponsored ADR 2,732 355,980
New China Life Insurance Co.,
Ltd., Class H 183,300 1,174,521
New Hope Dairy Co., Ltd.,
Class A 2,800 6,322
Neway Valve Suzhou Co.,
Ltd., Class A 7,800 31,199
Ningbo Boway Alloy Material
Co., Ltd., Class A 13,000 32,184
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 2,200 5,871
Ningbo Joyson Electronic
Corp., Class A 20,900 53,133
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 10,000 31,192
Ningbo Tuopu Group Co., Ltd.,
Class A 4,400 28,096
Ningxia Baofeng Energy Group
Co., Ltd., Class A 43,200 93,108
Ω#Nongfu Spring Co., Ltd.,
Class H 242,400 1,403,450
North Copper Co., Ltd., Class
A 15,400 22,704
*Offcn Education Technology
Co., Ltd., Class A 26,800 11,002
*OFILM Group Co., Ltd., Class
A 35,000 54,707
PetroChina Co., Ltd., Class H 1,952,000 1,907,241
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 37,100 40,804
POCO Holding Co., Ltd., Class
A 400 3,312
ΩPop Mart International
Group, Ltd. 45,800 1,435,261
Qingdao TGOOD Electric Co.,
Ltd., Class A 600 1,878
Quectel Wireless Solutions
Co., Ltd., Class A 1,200 13,561
Shares Value
CHINA — (Continued)
Range Intelligent Computing
Technology Group Co., Ltd. 3,800 $ 26,241
Rockchip Electronics Co., Ltd.,
Class A 400 8,987
Rongsheng Petrochemical
Co., Ltd., Class A 44,500 56,410
Sailun Group Co., Ltd., Class
A 20,700 37,006
Satellite Chemical Co., Ltd.,
Class A 24,570 66,518
Seres Group Co., Ltd., Class A 4,200 73,926
SF Holding Co., Ltd., Class A 39,800 253,918
Shaanxi Coal Industry Co.,
Ltd., Class A 69,700 194,787
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 39,450 37,424
ΩShandong Gold Mining Co.,
Ltd., Class H 81,250 252,030
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,600 35,740
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 7,200 23,946
Shandong Sun Paper Industry
JSC, Ltd., Class A 16,500 31,878
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 4,982 67,162
Shanghai AtHub Co., Ltd.,
Class A 3,740 13,694
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 12,400 41,464
Shanghai Baosight Software
Co., Ltd., Class A 9,120 31,293
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 5,960 4,662
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 300 709
Shanghai Huafon Aluminium
Corp., Class A 10,800 23,502
Shanghai M&G Stationery,
Inc., Class A 11,700 50,028
Shanghai Zhonggu Logistics
Co., Ltd., Class A 13,500 18,499
Shanjin International Gold Co.,
Ltd., Class A 10,200 25,337
Shannon Semiconductor
Technology Co., Ltd., Class A 1,400 6,555
Shantui Construction
Machinery Co., Ltd., Class A 5,700 7,866
Shanxi Coal International
Energy Group Co., Ltd., Class
A 25,700 34,183
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 37,000 36,178
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 8,600 8,003

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 12,800 $ 24,357
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 5,600 139,025
Sharetronic Data Technology
Co., Ltd., Class A 1,540 16,480
Shede Spirits Co., Ltd., Class
A 3,000 21,569
Shennan Circuits Co., Ltd.,
Class A 1,790 35,278
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 1,680 15,036
Shenzhen Envicool
Technology Co., Ltd., Class A 3,380 18,850
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 6,500 20,482
Shenzhen Kedali Industry Co.,
Ltd., Class A 1,200 18,208
Shenzhen Kinwong Electronic
Co., Ltd., Class A 5,300 48,926
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 5,100 163,535
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 4,300 33,111
Shenzhen SC New Energy
Technology Corp., Class A 4,100 31,366
Shenzhen Sunlord Electronics
Co., Ltd., Class A 3,500 14,082
Shenzhen Transsion Holdings
Co., Ltd., Class A 6,600 69,779
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 6,400 20,762
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 6,600 21,676
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 5,200 4,017
*Sichuan Hongda Co., Ltd.,
Class A 9,600 12,542
Sichuan Injet Electric Co., Ltd.,
Class A 100 674
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 1,800 9,432
Sichuan Swellfun Co., Ltd.,
Class A 5,500 31,573
Sieyuan Electric Co., Ltd.,
Class A 200 2,164
Sineng Electric Co., Ltd., Class
A 560 1,772
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class H 2,007 13,726
Skshu Paint Co., Ltd., Class A 2,480 13,191
Spring Airlines Co., Ltd., Class
A 5,500 39,872
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 17,300 19,459
Shares Value
CHINA — (Continued)
STO Express Co., Ltd., Class
A 22,900 $ 48,435
Sumec Corp., Ltd., Class A 21,600 31,425
Sunflower Pharmaceutical
Group Co., Ltd., Class A 7,700 17,567
Sungrow Power Supply Co.,
Ltd., Class A 13,360 133,411
Sunresin New Materials Co.,
Ltd., Class A 6,200 44,542
Suofeiya Home Collection Co.,
Ltd., Class A 9,800 18,580
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 4,600 37,316
Suzhou Secote Precision
Electronic Co., Ltd., Class A 1,960 9,427
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 5,460 79,989
Tencent Holdings, Ltd., Class
A 214,800 15,049,681
Tianshan Aluminum Group
Co., Ltd., Class A 29,800 37,735
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 1,200 7,087
Tingyi Cayman Islands Holding
Corp., Class F 224,000 330,436
TongFu Microelectronics Co.,
Ltd., Class A 25,200 98,281
Tongling Nonferrous Metals
Group Co., Ltd., Class A 76,100 36,730
*TPV Technology Co., Ltd.,
Class A 20,700 6,833
Unisplendour Corp., Ltd.,
Class A 2,400 8,232
Victory Giant Technology
Huizhou Co., Ltd., Class A 800 21,312
Vipshop Holdings, Ltd.,
Sponsored ADR 23,466 354,102
*Wanda Film Holding Co., Ltd.,
Class A 5,000 8,113
Wanhua Chemical Group Co.,
Ltd., Class A 17,800 153,826
Weihai Guangwei Composites
Co., Ltd., Class A 2,400 10,102
Wens Foodstuff Group Co.,
Ltd., Class A 22,200 53,297
Western Mining Co., Ltd.,
Class A 38,200 88,424
Willfar Information Technology
Co., Ltd. 1,862 8,806
Wuliangye Yibin Co., Ltd.,
Class A 23,200 389,820
WUS Printed Circuit Kunshan
Co., Ltd., Class A 9,000 70,238
ΩWuXi AppTec Co., Ltd.,
Class H 8,000 107,720
Wuxi Autowell Technology
Co., Ltd., Class A 3,259 14,916

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
CHINA — (Continued)
Xiamen Amoytop Biotech Co.,
Ltd., Class A 3,329 $ 42,168
Xiamen Faratronic Co., Ltd.,
Class A 2,100 32,018
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 900 3,696
Xiamen Tungsten Co., Ltd.,
Class A 9,200 29,628
Xinfengming Group Co., Ltd.,
Class A 10,100 17,286
Xinxiang Richful Lube Additive
Co., Ltd., Class A 1,600 12,336
Yangling Metron New Material,
Inc., Class A 280 557
Yankershop Food Co., Ltd.,
Class A 2,700 25,494
#Yankuang Energy Group Co.,
Ltd., Class A 553,800 632,108
Yantai China Pet Foods Co.,
Ltd., Class A 100 788
Yealink Network Technology
Corp., Ltd., Class A 6,200 28,849
Yifeng Pharmacy Chain Co.,
Ltd., Class A 17,176 56,482
Yizumi Holdings Co., Ltd.,
Class A 2,100 6,029
Yonfer Agricultural Technology
Co., Ltd., Class A 7,200 14,210
YTO Express Group Co., Ltd.,
Class A 12,400 25,332
#Yum China Holdings, Inc. 28,700 1,335,921
Yum China Holdings, Inc.,
Class A 25,814 1,204,998
YUNDA Holding Group Co.,
Ltd., Class A 32,600 34,362
Yunnan Aluminium Co., Ltd.,
Class A 29,400 63,447
Yunnan Copper Co., Ltd.,
Class A 17,100 30,713
Yunnan Tin Co., Ltd., Class A 11,300 27,959
Yunnan Yuntianhua Co., Ltd.,
Class A 25,000 85,504
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 1,300 35,878
Zhejiang Cfmoto Power Co.,
Ltd., Class A 600 18,631
Zhejiang China Commodities
City Group Co., Ltd., Class A 6,100 18,020
Zhejiang Dingli Machinery Co.,
Ltd., Class A 3,100 21,274
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 15,100 23,895
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd., Class A 27,700 42,836
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 16,400 50,677
Shares Value
CHINA — (Continued)
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 10,200 $ 39,441
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 6,200 19,244
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 5,300 13,768
Zhejiang Juhua Co., Ltd.,
Class A 2,000 7,426
Zhejiang NHU Co., Ltd., Class
A 17,700 54,989
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 5,000 18,342
Zhejiang Shuanghuan
Driveline Co., Ltd., Class A 1,300 5,952
Zhejiang Supor Co., Ltd.,
Class A 5,300 38,157
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 2,200 5,035
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 15,500 40,931
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 8,700 12,911
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 19,400 28,709
Zhejiang Yinlun Machinery
Co., Ltd., Class A 7,100 28,527
Zhongji Innolight Co., Ltd.,
Class A 5,600 169,013
Zhongjin Gold Corp., Ltd.,
Class A 6,300 12,512
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 1,300 3,521
Zhuzhou Kibing Group Co.,
Ltd., Class A 10,100 8,713
*Zhuzhou Smelter Group Co.,
Ltd., Class A 8,000 12,482
Zijin Mining Group Co., Ltd.,
Class H 1,076,000 2,871,618
ZTO Express Cayman, Inc. 42,450 821,421
TOTAL CHINA 69,668,721
COLOMBIA — (0.1%)
Grupo Cibest SA 8,807 115,238
Grupo Cibest SA, ADR 4,481 194,565
TOTAL COLOMBIA 309,803
CZECH — (0.2%)
CEZ A/S 6,369 370,544
ΩMoneta Money Bank A/S,
Class F 2,215 15,485
Philip Morris CR A/S 51 41,255
TOTAL CZECH 427,284
GREECE — (0.3%)
Athens International Airport
SA, Class A 3,085 35,309

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
GREECE — (Continued)
Eurobank Ergasias Services
and Holdings SA 456 $ 1,690
Hellenic Telecommunications
Organization SA, Class A 12,726 231,591
JUMBO SA, Class A 3,531 119,787
Motor Oil Hellas Corinth
Refineries SA 7,399 213,236
OPAP SA, Class A 9,935 223,555
Titan SA, Class A 731 30,413
TOTAL GREECE 855,581
HONG KONG — (0.2%)
#Chow Tai Fook Jewellery
Group, Ltd., Class A 372,800 624,975
Orient Overseas International,
Ltd. 1,500 27,038
TOTAL HONG KONG 652,013
HUNGARY — (0.4%)
MOL Hungarian Oil & Gas PLC 23,595 206,073
OTP Bank Nyrt, Class A 8,509 694,423
Richter Gedeon Nyrt 1,555 46,843
TOTAL HUNGARY 947,339
INDIA — (16.7%)
3M India, Ltd. 117 41,078
ABB India, Ltd. 1,961 123,348
*Adani Energy Solutions, Ltd. 4,263 39,341
*Adani Power, Ltd. 38,183 256,344
Adani Total Gas, Ltd. 1,697 11,703
*Aditya Birla Capital, Ltd. 19,385 56,795
Ajanta Pharma, Ltd. 3,256 102,268
Apar Industries, Ltd., Class A 1,064 108,193
APL Apollo Tubes, Ltd. 7,379 134,879
Apollo Hospitals Enterprise,
Ltd., Class A 8,339 713,775
Ashok Leyland, Ltd. 412,811 570,451
Asian Paints, Ltd., Class F 23,128 632,623
Astral, Ltd. 8,902 142,393
Axis Bank, Ltd. 1,953 23,820
Bajaj Auto, Ltd. 1,591 145,444
Berger Paints India, Ltd.,
Class A 19,176 123,661
Bharat Electronics, Ltd. 388,039 1,697,030
Bharat Forge, Ltd. 29,523 394,016
Bharti Airtel, Ltd. 173,219 3,785,364
Blue Star, Ltd., Class A 3,088 61,271
Britannia Industries, Ltd.,
Class A 10,451 688,511
Central Depository Services
India, Ltd., Class F 5,778 97,673
CG Power & Industrial
Solutions, Ltd., Class A 51,245 387,093
Coforge, Ltd. 22,730 453,620
Colgate-Palmolive India, Ltd.,
Class F 12,079 309,605
Coromandel International, Ltd.,
Class A 554 17,021
CRISIL, Ltd. 1,709 103,478
Cummins India, Ltd. 7,146 290,045
Divi's Laboratories, Ltd. 2,856 215,034
Shares Value
INDIA — (Continued)
Dixon Technologies India, Ltd. 3,385 $ 650,772
Dr. Reddy's Laboratories, Ltd. 23,077 334,648
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 27,287 388,021
ΩEndurance Technologies,
Ltd. 450 13,108
GE Vernova T&D India, Ltd. 9,009 280,435
GlaxoSmithKline
Pharmaceuticals, Ltd. 3,947 142,500
Havells India, Ltd. 4,300 73,661
HCL Technologies, Ltd. 70,770 1,185,899
ΩHDFC Asset Management
Co., Ltd., Class A 11,089 715,225
Hero MotoCorp, Ltd., Class A 6,557 318,925
Hindalco Industries, Ltd., Class
H 80,304 626,169
Hindustan Aeronautics, Ltd. 17,576 909,691
Hindustan Unilever, Ltd. 18,512 532,798
Hitachi Energy India, Ltd.,
Class A 269 61,708
Indian Bank 7,674 54,464
Indian Railway Catering &
Tourism Corp., Ltd. 21,212 175,813
*Indus Towers, Ltd. 188,511 781,170
Infosys, Ltd. 180,903 3,116,285
#Infosys, Ltd., Sponsored ADR 57,738 965,379
Ω*InterGlobe Aviation, Ltd. 18,454 1,245,136
*ITC Hotels, Ltd. 8,862 23,314
ITC, Ltd., Class A 214,793 1,010,105
Jindal Stainless, Ltd. 15,022 119,029
Jindal Steel & Power, Ltd.,
Class A 51,961 572,410
JK Cement, Ltd. 1,729 131,434
JSW Steel, Ltd. 48,584 581,408
Jubilant Foodworks, Ltd. 33,038 247,223
KEI Industries, Ltd. 1,060 46,517
KPIT Technologies, Ltd. 11,422 159,910
ΩL&T Technology Services,
Ltd., Class A 2,503 123,100
Lloyds Metals & Energy, Ltd. 7,277 124,998
ΩLTIMindtree, Ltd. 7,614 443,809
Lupin, Ltd., Class A 8,737 192,406
Mahindra & Mahindra, Ltd. 31,390 1,147,794
Mankind Pharma, Ltd. 5,510 161,478
Marico, Ltd. 49,040 397,364
Mazagon Dock Shipbuilders,
Ltd. 608 19,234
Mphasis, Ltd. 6,910 220,098
Narayana Hrudayalaya, Ltd.,
Class A 6,493 141,959
National Aluminium Co., Ltd.,
Class A 40,893 86,390
Nestle India, Ltd. 28,168 722,764
ΩNippon Life India Asset
Management, Ltd. 19,134 177,440
NMDC, Ltd., Class H 202,003 163,242
Oracle Financial Services
Software, Ltd. 2,574 249,029
Page Industries, Ltd. 577 321,471

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
INDIA — (Continued)
Persistent Systems, Ltd. 10,436 $ 614,792
Petronet LNG, Ltd. 64,038 210,685
Pidilite Industries, Ltd., Class A 13,964 457,471
Polycab India, Ltd. 4,184 325,793
Prestige Estates Projects, Ltd. 326 6,053
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 475 74,445
Samvardhana Motherson
International, Ltd. 310,276 344,177
Schaeffler India, Ltd. 2,794 131,463
Solar Industries India, Ltd. 2,468 400,633
ΩSona Blw Precision Forgings,
Ltd. 3,067 15,739
Steel Authority of India, Ltd.,
Class A 26,142 37,065
Supreme Industries, Ltd. 2,226 109,444
*Suzlon Energy, Ltd. 515,528 362,523
Tata Communications, Ltd. 10,116 199,170
Tata Consultancy Services,
Ltd. 55,820 1,935,121
Tata Elxsi, Ltd. 2,939 204,441
Tata Motors, Ltd. 180,217 1,370,060
Tata Steel, Ltd. 54,911 99,004
Tech Mahindra, Ltd. 21,632 361,452
Titan Co., Ltd., Class A 24,284 927,934
Torrent Pharmaceuticals, Ltd. 12,696 542,327
Trent, Ltd. 16,683 955,668
Tube Investments of India, Ltd. 13,088 424,425
TVS Motor Co., Ltd. 25,043 800,987
United Spirits, Ltd. 21,305 325,952
UNO Minda, Ltd. 6,775 80,543
Varun Beverages, Ltd. 121,793 726,597
Vedanta, Ltd. 197,013 957,303
TOTAL INDIA 44,882,877
INDONESIA — (1.2%)
Alamtri Minerals Indonesia
TBK PT 1,030,500 69,514
Alamtri Resources Indonesia
Tbk PT 183,000 20,574
*Amman Mineral Internasional
PT 390,600 199,395
Bank Central Asia TBK PT 2,900,900 1,458,824
Bank Mandiri Persero TBK PT 174,700 47,882
Barito Renewables Energy
TBK PT 426,500 202,817
Cisarua Mountain Dairy PT
TBK, Class A 98,900 29,991
*Dian Swastatika Sentosa
TBK PT 47,200 185,874
Golden Energy Mines TBK PT 1,600 890
Indofood CBP Sukses Makmur
TBK PT 7,600 4,526
Petrindo Jaya Kreasi TBK PT,
Class H 681,000 63,527
Sarana Menara Nusantara
TBK PT 760,000 28,174
Sumber Alfaria Trijaya TBK
PT, Class A 2,201,300 310,363
Shares Value
INDONESIA — (Continued)
Tower Bersama Infrastructure
TBK PT, Class A 309,000 $ 36,712
Unilever Indonesia TBK PT,
Class A 1,030,400 107,079
United Tractors TBK PT 260,700 382,614
TOTAL INDONESIA 3,148,756
IRELAND — (2.4%)
*PDD Holdings, Inc.,
Sponsored ADR 58,017 6,582,029
TOTAL IRELAND 6,582,029
KOREA, REPUBLIC OF — (10.9%)
BGF Retail Co., Ltd., Class A 1,041 84,898
Celltrion, Inc. 236 30,445
Cheil Worldwide, Inc., Class A 8,739 125,275
#CJ CheilJedang Corp. 986 178,814
#CJ Corp. 1,853 207,374
CJ Logistics Corp., Class H 528 33,885
Classys, Inc. 1,820 75,855
Cosmax, Inc. 707 128,216
#Coway Co., Ltd. 6,800 533,977
CS Wind Corp. 1,048 34,838
Daewoong Pharmaceutical
Co., Ltd., Class A 22 2,335
DB Insurance Co., Ltd. 1,171 108,082
Doosan Bobcat, Inc. 1,403 56,047
Doosan Co., Ltd. 34 14,735
*Doosan Enerbility Co., Ltd. 7,611 360,024
Douzone Bizon Co., Ltd. 1,025 52,847
#F&F Co., Ltd. 2,103 105,999
#GS Holdings Corp. 6,868 244,154
*GS P&L Co., Ltd. 621 17,218
Hana Financial Group, Inc.,
Class A 3,918 241,273
Hankook Tire & Technology
Co., Ltd. 1,064 34,104
Hanmi Pharm Co., Ltd. 584 117,701
Hanmi Semiconductor Co.,
Ltd. 4,458 295,421
Hanwha Aerospace Co., Ltd. 1,850 1,328,670
*Hanwha Engine 2,839 70,934
*Hanwha Vision Co., Ltd. 1,867 83,199
HD Hyundai Electric Co., Ltd. 2,351 849,330
HD Hyundai Heavy Industries
Co., Ltd. 563 199,129
HL Mando Co., Ltd., Class A 2,259 56,687
*Hugel, Inc., Class A 566 137,541
Hyosung Heavy Industries
Corp. 433 382,794
Hyundai Autoever Corp. 569 63,227
Hyundai Elevator Co., Ltd. 425 26,141
Hyundai Glovis Co., Ltd. 5,319 565,729
Hyundai Rotem Co., Ltd.,
Class A 7,226 1,052,532
IsuPetasys Co., Ltd., Class R 5,579 261,490
JB Financial Group Co., Ltd. 10,866 180,995
Jusung Engineering Co., Ltd. 538 10,571
JYP Entertainment Corp. 2,721 142,643

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
KB Financial Group, Inc.,
Class A 1,032 $ 82,527
KEPCO Plant Service &
Engineering Co., Ltd. 2,553 96,096
KIWOOM Securities Co., Ltd. 1,816 282,195
Korea Aerospace Industries,
Ltd. 6,123 417,236
Korean Air Lines Co., Ltd. 24,787 423,602
*Krafton, Inc. 2,826 669,412
Kumho Petrochemical Co., Ltd. 157 13,846
LEENO Industrial, Inc., Class
H 4,085 140,507
#*LG Display Co., Ltd. 39,877 311,701
LG Electronics, Inc. 16,328 911,297
LG Innotek Co., Ltd. 1,832 206,741
LG Uplus Corp., Class R 32,327 341,033
LIG Nex1 Co., Ltd. 1,176 532,541
LS Corp. 79 9,872
LS Electric Co., Ltd. 1,616 361,817
Meritz Financial Group, Inc. 11,240 938,558
NH Investment & Securities
Co., Ltd. 802 11,682
Orion Corp. 2,945 236,356
PharmaResearch Co., Ltd.,
Class H 640 257,052
Poongsan Corp., Class A 492 57,047
Posco DX Co., Ltd. 3,149 54,383
S-1 Corp. 1,700 90,958
Ω*Samsung Biologics Co., Ltd. 192 147,724
Samsung E&A Co., Ltd. 20,108 384,239
Samsung Electronics Co., Ltd. 14,008 721,208
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 3,250 4,085,250
Samsung Fire & Marine
Insurance Co., Ltd. 2,665 846,505
Samyang Foods Co., Ltd. 426 442,957
*Silicon2 Co., Ltd. 2,257 84,141
*SK Biopharmaceuticals Co.,
Ltd. 1,060 75,442
SK Hynix, Inc., Class A 36,886 7,274,532
SM Entertainment Co., Ltd. 72 6,910
Woori Financial Group, Inc. 1,870 33,306
Woori Financial Group, Inc.,
Class A, ADR 3,882 205,319
TOTAL KOREA, REPUBLIC
OF 29,249,121
KUWAIT — (0.8%)
Boursa Kuwait Securities Co.
KPSC 1,408 16,003
Kuwait Finance House KSCP 595,719 1,571,063
Kuwait Telecommunications
Co., Class A 28,594 53,730
Mobile Telecommunications
Co. KSCP 325,811 566,443
TOTAL KUWAIT 2,207,239
MALAYSIA — (1.2%)
#Axiata Group BHD 386,000 244,361
#Bursa Malaysia BHD, Class A 32,500 57,380
Shares Value
MALAYSIA — (Continued)
CELCOMDIGI BHD 160,100 $ 144,146
*Chin Hin Group BHD 44,100 23,678
CIMB Group Holdings BHD 180,700 277,511
Fraser & Neave Holdings
BHD, Class R 16,100 108,114
Genting Malaysia BHD 254,700 117,048
Hartalega Holdings BHD 36,100 12,358
Heineken Malaysia BHD 11,600 65,058
KPJ Healthcare BHD 165,600 100,564
#Kuala Lumpur Kepong BHD 18,780 86,216
#Maxis BHD, Class A 182,300 147,037
Ω#MR DIY Group M BHD 307,100 118,808
#Nestle Malaysia BHD 6,100 125,976
Petronas Dagangan BHD 27,500 139,144
Press Metal Aluminium
Holdings BHD 185,500 232,256
Public Bank BHD 159,800 157,739
#QL Resources BHD 155,150 154,605
Scientex BHD 64,300 49,148
SD Guthrie BHD 129,000 144,274
#Sime Darby BHD 326,800 124,897
#Sunway Construction Group
BHD, Class A 6,200 7,617
TIME dotCom BHD 25,100 30,544
#United Plantations BHD 25,400 128,995
Westports Holdings BHD,
Class F 66,000 86,659
Yinson Holdings BHD, Class A 93,391 51,239
#YTL Corp. BHD, Class A 418,200 244,154
Zetrix Ai BHD 646,471 133,387
TOTAL MALAYSIA 3,312,913
MEXICO — (1.7%)
America Movil SAB de CV,
Class B 435,754 394,131
America Movil SAB de CV,
Class B, ADR 42,811 773,595
Gruma SAB de CV, Class B 23,698 410,362
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 26,819 356,424
Grupo Aeroportuario del
Pacifico SAB de CV, Class B 3,887 89,470
Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 3,370 774,392
Grupo Bimbo SAB de CV,
Class A 13,314 38,708
#Grupo Comercial Chedraui
SA de CV, Class B 24,372 197,800
Grupo Mexico SAB de CV,
Class B 12,500 78,398
*Industrias Penoles SAB de
CV 300 7,923
Kimberly-Clark de Mexico SAB
de CV, Class A 139,053 259,665
*Vista Energy SAB de CV 20 899
*Vista Energy SAB de CV,
Sponsored ADR 10,578 472,836

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
MEXICO — (Continued)
Wal-Mart de Mexico SAB de
CV, Class A 239,551 $ 707,514
TOTAL MEXICO 4,562,117
PHILIPPINES — (0.5%)
Bank of the Philippine Islands,
Class A 1,067 2,162
BDO Unibank, Inc., Class A 94,473 231,111
DigiPlus Interactive Corp.,
Class A 25,000 10,800
DMCI Holdings, Inc. 138,500 24,361
Globe Telecom, Inc. 3,707 106,128
International Container
Terminal Services, Inc. 54,340 417,337
Jollibee Foods Corp. 54,980 204,529
PLDT, Inc. 7,150 161,429
PLDT, Inc., Sponsored ADR 3,202 73,902
San Miguel Corp., Class A 8,080 9,959
Semirara Mining & Power
Corp., Class A 39,300 22,233
TOTAL PHILIPPINES 1,263,951
POLAND — (1.2%)
Alior Bank SA 11,287 306,055
Bank Handlowy w Warszawie
SA 2,505 73,392
#*Bank Millennium SA, Class
A 55,616 217,906
Bank Polska Kasa Opieki SA 1,527 83,711
Benefit Systems SA, Class A 69 62,828
#Budimex SA, Class F 1,158 174,476
*CCC SA, Class A 4,234 219,807
Ω*Dino Polska SA 30,100 399,909
Grupa Kety SA 383 89,647
#ING Bank Slaski SA, Class A 3,232 288,664
Inter Cars SA 172 26,394
LPP SA 103 460,383
*mBank SA 599 142,547
ORLEN SA 3,048 68,290
Pepco Group NV 6,971 43,611
*PGE Polska Grupa
Energetyczna SA, Class A 89,566 290,478
Powszechna Kasa
Oszczednosci Bank Polski SA 4,194 92,529
Powszechny Zaklad
Ubezpieczen SA 12,037 203,153
ΩXTB SA, Class A 2,179 43,802
TOTAL POLAND 3,287,582
QATAR — (0.8%)
Ooredoo QPSC, Class A 102,563 379,154
Qatar Gas Transport Co., Ltd. 30,869 40,780
Qatar National Bank QPSC,
Class A 357,580 1,841,424
TOTAL QATAR 2,261,358
SAUDI ARABIA — (3.1%)
Ades Holding Co. 20,558 69,054
Al Rajhi Bank 10,762 271,840
Aldrees Petroleum and
Transport Services Co. 5,593 178,029
Shares Value
SAUDI ARABIA — (Continued)
Almarai Co. JSC, Class H 47,204 $ 602,776
Arabian Internet &
Communications Services Co. 2,426 154,378
Astra Industrial Group Co. 2,590 96,734
Bupa Arabia for Cooperative
Insurance Co. 3,569 160,415
Co. for Cooperative Insurance
(The) 6,644 237,874
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 9,130 638,182
Elm Co. 1,817 440,796
Etihad Etisalat Co. 57,796 942,954
Jarir Marketing Co. 55,023 188,490
Nahdi Medical Co. 3,153 104,060
Riyadh Cables Group Co.,
Class A 1,015 35,501
SAL Saudi Logistics Services 1,973 90,732
ΩSaudi Arabian Oil Co. 368,709 2,388,534
Saudi Aramco Base Oil Co. 6,337 176,370
Saudi Telecom Co. 134,678 1,509,388
TOTAL SAUDI ARABIA 8,286,107
SINGAPORE — (0.1%)
Want Want China Holdings,
Ltd., Class A 496,000 358,257
TOTAL SINGAPORE 358,257
SOUTH AFRICA — (3.1%)
Anglogold Ashanti PLC, Class
H 1,435 66,369
Bid Corp., Ltd. 25,138 636,704
Bidvest Group, Ltd., Class A 13,056 171,791
Capitec Bank Holdings, Ltd.,
Class F 3,439 671,743
Clicks Group, Ltd., Class H 24,468 516,775
Gold Fields, Ltd., Class A 16 390
#Gold Fields, Ltd., Sponsored
ADR 64,756 1,577,456
Harmony Gold Mining Co., Ltd. 64,574 863,486
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 20,332 273,669
Kumba Iron Ore, Ltd. 8,843 147,308
Mr Price Group, Ltd. 20,291 237,107
MTN Group, Ltd., Class A 138,610 1,175,493
OUTsurance Group, Ltd.,
Class A 95,421 407,646
Shoprite Holdings, Ltd., Class
A 62,387 916,044
Vodacom Group, Ltd. 49,116 377,771
Woolworths Holdings, Ltd. 98,480 272,308
TOTAL SOUTH AFRICA 8,312,060
TAIWAN — (19.9%)
Accton Technology Corp. 58,000 1,733,345
Advantech Co., Ltd. 11,000 123,645
Airtac International Group,
Class A 5,000 143,396
ASE Technology Holding Co.,
Ltd. 487,000 2,488,232
#ASE Technology Holding Co.,
Ltd., ADR 9,644 91,618

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
TAIWAN — (Continued)
Asia Vital Components Co.,
Ltd., Class R 32,000 $ 989,564
ASPEED Technology, Inc. 4,000 611,107
Bora Pharmaceuticals Co., Ltd. 6,195 170,610
#Chicony Electronics Co., Ltd.,
Class A 64,000 280,895
China Airlines, Ltd., Class A 460,000 317,481
Chroma ATE, Inc. 14,000 201,926
*Chung-Hsin Electric &
Machinery Manufacturing
Corp. 76,000 420,136
Compeq Manufacturing Co.,
Ltd., Class A 179,000 394,013
Delta Electronics, Inc., Class A 93,000 1,766,681
#Eclat Textile Co., Ltd. 12,000 162,024
Elite Material Co., Ltd. 28,000 1,036,603
eMemory Technology, Inc. 8,000 545,439
Eva Airways Corp. 534,000 677,172
Evergreen Marine Corp.
Taiwan, Ltd. 20,000 132,674
Far EasTone
Telecommunications Co., Ltd. 294,000 804,751
Feng TAY Enterprise Co., Ltd.,
Class A 37,800 150,706
Formosa Sumco Technology
Corp. 5,000 14,926
Fortune Electric Co., Ltd.,
Class A 16,610 371,182
Getac Holdings Corp., Class A 14,000 55,348
Giant Manufacturing Co., Ltd.,
Class A 1,036 3,992
Gigabyte Technology Co., Ltd.,
Class A 18,000 165,843
Global Unichip Corp. 8,000 325,655
#Globalwafers Co., Ltd. 13,000 149,175
Gold Circuit Electronics, Ltd. 55,000 690,091
Hotai Motor Co., Ltd. 2,000 36,988
#International Games System
Co., Ltd. 36,000 948,019
Jentech Precision Industrial
Co., Ltd., Class A 2,000 96,491
Jinan Acetate Chemical Co.,
Ltd. 93,470 250,840
Johnson Health Tech Co., Ltd.,
Class A 2,000 10,218
King Yuan Electronics Co.,
Ltd., Class A 203,000 802,546
L&K Engineering Co., Ltd. 3,000 32,716
Lotus Pharmaceutical Co., Ltd. 9,000 65,734
Makalot Industrial Co., Ltd.,
Class A 6,320 56,006
MediaTek, Inc., Class B 88,000 4,039,199
Micro-Star International Co.,
Ltd., Class A 22,000 106,140
momo.com, Inc. 3,300 31,289
Nien Made Enterprise Co., Ltd. 11,000 158,288
Novatek Microelectronics
Corp., Class A 90,000 1,432,281
Parade Technologies, Ltd. 1,000 19,265
Shares Value
TAIWAN — (Continued)
Powertech Technology, Inc. 125,000 $ 527,682
President Chain Store Corp. 86,000 737,616
Quanta Computer, Inc., Class
A 177,000 1,669,336
Realtek Semiconductor Corp. 65,000 1,252,199
Sinbon Electronics Co., Ltd.,
Class A 5,000 40,874
Sino-American Silicon
Products, Inc., Class A 6,000 20,303
TA Chen Stainless Pipe 52,596 69,253
Taiwan Mobile Co., Ltd. 296,000 1,046,252
Taiwan Semiconductor
Manufacturing Co., Ltd. 492,000 19,121,199
Tong Yang Industry Co., Ltd.,
Class A 13,000 45,732
Tripod Technology Corp.,
Class R 33,000 309,574
Unimicron Technology Corp. 16,000 73,708
Uni-President Enterprises
Corp., Class A 593,000 1,573,519
United Integrated Services
Co., Ltd. 27,000 714,633
United Microelectronics Corp. 320,000 445,464
#United Microelectronics
Corp., Sponsored ADR 84,150 575,586
Vanguard International
Semiconductor Corp. 149,445 467,649
VisEra Technologies Co., Ltd. 4,000 30,019
Voltronic Power Technology
Corp. 8,000 316,274
*Winbond Electronics Corp.,
Class A 1,889 1,098
Wistron Corp. 83,000 342,039
Wiwynn Corp. 11,000 1,019,013
Yungshin Construction &
Development Co., Ltd., Class
A 3,000 8,091
TOTAL TAIWAN 53,511,363
THAILAND — (1.3%)
Advanced Info Service PCL -
NVDR, Class F 40,200 357,962
Advanced Info Service PCL,
Class F 30,900 275,150
*Asia Aviation PCL - NVDR 53,400 2,075
Bangchak Corp. PCL - NVDR,
Class R 105,200 109,449
Bangkok Dusit Medical
Services PCL - NVDR, Class R 48,100 31,645
Betagro PCL - NVDR, Class R 1,700 921
#Bumrungrad Hospital PCL
- NVDR 36,900 191,952
Bumrungrad Hospital PCL,
Class F 41,600 216,402
#Carabao Group PCL - NVDR 34,100 57,650
#Central Retail Corp. PCL -
NVDR, Class R 15,000 9,869
#Central Retail Corp. PCL,
Class F 248,300 163,355
Com7 PCL - NVDR 26,500 17,678

Dimensional Emerging Markets High Profitability ETF
continued
Shares Value
THAILAND — (Continued)
Com7 PCL, Class F 134,000 $ 89,388
Delta Electronics Thailand PCL 142,100 634,841
#Delta Electronics Thailand
PCL - NVDR 5,100 22,785
#Home Product Center PCL 701,100 153,393
#Home Product Center PCL -
NVDR, Class A 178,800 39,119
*Jasmine Technology Solution
PCL - NVDR, Class A 4,100 4,109
*Jasmine Technology Solution
PCL, Class A 8,400 8,418
Krungthai Card PCL - NVDR 28,400 24,767
#Minor International PCL
- NVDR 263,400 201,499
Minor International PCL, Class
F 279,409 213,746
PTT Exploration & Production
PCL - NVDR, Class F 70,400 271,432
PTT Exploration & Production
PCL, Class F 46,800 180,441
PTT PCL - NVDR 63,700 64,811
*True Corp. PCL - NVDR,
Class R 748,926 238,336
TOTAL THAILAND 3,581,193
TURKEY — (0.6%)
Akbank TAS 161,311 268,236
Anadolu Anonim Turk Sigorta
Sirketi 8,752 21,431
Anadolu Hayat Emeklilik A/S,
Class A 54 118
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 28,517 73,483
Coca-Cola Icecek A/S, Class A 62,521 78,242
*Gubre Fabrikalari TAS 159 974
Is Yatirim Menkul Degerler A/S 46,776 48,190
Ω*MLP Saglik Hizmetleri A/S,
Class A 4,405 41,589
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 100 1,361
*Oyak Cimento Fabrikalari A/S 67,551 39,806
*Pegasus Hava Tasimaciligi
A/S 26,247 162,940
*Sasa Polyester Sanayi A/S,
Class A 15 1
*TAV Havalimanlari Holding
A/S, Class A 2,181 13,207
Turk Hava Yollari AO 5,581 39,596
*Turk Telekomunikasyon A/S 49,860 66,880
Turk Traktor ve Ziraat
Makineleri A/S 1 7
Turkcell Iletisim Hizmetleri A/S 96,918 222,640
#Turkiye Garanti Bankasi A/S 30,171 106,137
Turkiye Petrol Rafinerileri A/S 14,385 59,853
Turkiye Sigorta A/S 138,302 33,695
*Turkiye Vakiflar Bankasi TAO 282,515 200,578
Ulker Biskuvi Sanayi A/S,
Class A 19,342 52,223
Shares Value
TURKEY — (Continued)
*Yapi ve Kredi Bankasi A/S,
Class A 69,037 $ 57,246
TOTAL TURKEY 1,588,433
UNITED ARAB EMIRATES — (1.8%)
Abu Dhabi Islamic Bank PJSC 165,432 1,088,137
Abu Dhabi National Oil Co. for
Distribution PJSC 262,499 265,136
ADNOC Drilling Co. PJSC,
Class F 279,715 444,729
Emaar Development PJSC 53,210 218,020
Emirates Integrated
Telecommunications Co. PJSC 130,737 355,931
Emirates NBD Bank PJSC 139,808 1,018,177
Emirates Telecommunications
Group Co. PJSC, Class A 209,998 1,082,835
Fertiglobe PLC, Class A 27,226 19,272
NMDC Group PJSC 3,098 21,052
Salik Co. PJSC 201,289 350,726
TOTAL UNITED ARAB
EMIRATES 4,864,015
UNITED KINGDOM — (0.3%)
*Metlen Energy & Metals PLC 13,028 721,400
TOTAL UNITED KINGDOM 721,400
TOTAL COMMON STOCKS 262,088,067
PREFERRED STOCKS — (0.7%)
BRAZIL — (0.6%)
Petroleo Brasileiro SA -
Petrobras 5.290% 291,420 1,699,002
TOTAL BRAZIL 1,699,002
CHILE — (0.1%)
Embotelladora Andina SA,
Class B 6.040% 42,559 162,224
TOTAL CHILE 162,224
COLOMBIA — (0.0%)
Grupo Cibest SA 8.520% 6,474 71,189
TOTAL COLOMBIA 71,189
TOTAL PREFERRED
STOCKS 1,932,415
RIGHT/WARRANT — (0.0%)
MALAYSIA — (0.0%)
*YTL Corp. BHD 83,200 19,312
TOTAL MALAYSIA 19,312
TOTAL RIGHT/WARRANT 19,312
TOTAL INVESTMENT SECURITIES — (98.1%)
(Cost $197,352,413) 264,039,794
SECURITIES LENDING COLLATERAL — (1.9%)
@§The DFA Short Term
Investment Fund 444,012 5,135,882
TOTAL INVESTMENTS — ( 100.0% )
(Cost $202,488,295) $ 269,175,676

Dimensional Emerging Markets High Profitability ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $22,448,097 which represented 8.5% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
Non-Voting Depository Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 6,040,654 $ — $ — $ 6,040,654
Chile ................................ 1,205,901 — — 1,205,901
China ............................... 69,668,721 — — 69,668,721
Colombia ............................ 309,803 — — 309,803
Czech ............................... 427,284 — — 427,284
Greece .............................. 855,581 — — 855,581
Hong Kong ........................... 652,013 — — 652,013
Hungary ............................. 947,339 — — 947,339
India ................................ 44,882,877 — — 44,882,877
Indonesia ............................ 3,148,756 — — 3,148,756
Ireland .............................. 6,582,029 — — 6,582,029
Korea, Republic of ..................... 29,249,121 — — 29,249,121
Kuwait .............................. 2,207,239 — — 2,207,239
Malaysia ............................. 3,312,913 — — 3,312,913
Mexico .............................. 4,562,117 — — 4,562,117
Philippines ........................... 1,263,951 — — 1,263,951
Poland .............................. 3,287,582 — — 3,287,582
Qatar ............................... 2,261,358 — — 2,261,358
Saudi Arabia .......................... 8,286,107 — — 8,286,107
Singapore ............................ 358,257 — — 358,257
South Africa .......................... 8,312,060 — — 8,312,060
Taiwan .............................. 53,511,363 — — 53,511,363
Thailand ............................. 1,646,058 1,935,135 — 3,581,193
Turkey .............................. 1,588,433 — — 1,588,433
United Arab Emirates ................... 3,781,180 1,082,835 — 4,864,015
United Kingdom ....................... 721,400 — — 721,400
Preferred Stocks
Brazil ............................... 1,699,002 — — 1,699,002
Chile ................................ 162,224 — — 162,224
Colombia ............................ 71,189 — — 71,189
Right/Warrant
Malaysia ............................. — 19,313 — 19,312

Dimensional Emerging Markets High Profitability ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Securities Lending Collateral ............... $— $5,135,882 $— $ 5,135,882
Total Investments ........................ $261,002,511 $8,173,165 $— $269,175,676

Dimensional Emerging Markets Value ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (98.6%)
AUSTRALIA — (0.0%)
*MMG, Ltd. 724,000 $ 354,160
TOTAL AUSTRALIA 354,160
BRAZIL — (3.2%)
Allied Tecnologia SA, Class A 14,045 17,335
Anima Holding SA, Class A 104,000 67,618
*Automob Participacoes SA 271 537
Banco ABC Brasil SA 21,692 83,652
Banco BMG SA 49,900 30,750
Banco Bradesco SA 576,827 1,600,079
Banco Bradesco SA 251,629 602,268
Banco Bradesco SA,
Sponsored ADR 236,562 655,277
Banco do Brasil SA 380,500 1,338,891
Banco Santander Brasil SA 625,452 2,952,675
#Banco Santander Brasil SA,
Sponsored ADR 600 2,832
Bemobi Mobile Tech SA 13,700 49,896
Blau Farmaceutica SA 7,800 17,206
Boa Safra Sementes SA 13,300 24,611
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 25,356 93,162
*Brava Energia 3,588 12,651
BRF SA, Class A 156,429 560,217
C&A MODAS SA 75,300 221,520
*Cia Brasileira de Aluminio 130,596 109,169
Cia de Ferro Ligas da Bahia
FERBASA 20,700 24,477
Cia Siderurgica Nacional SA 111,517 159,750
Cogna Educacao SA 634,943 313,017
Cruzeiro do Sul Educacional
SA, Class A 46,600 42,201
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 125,300 548,777
Desktop SA 18,900 27,750
Dexco SA 124,322 125,464
Dimed SA Distribuidora da
Medicamentos 17,423 28,320
Embraer SA 36,519 526,140
Empreendimentos Pague
Menos S/A 122,260 85,823
Eucatex SA Industria e
Comercio 14,170 44,596
Even Construtora e
Incorporadora SA 30,487 37,846
Fleury SA 60,213 154,336
#Gerdau SA, Sponsored ADR 242,507 717,821
Grupo SBF SA, Class B 54,900 107,769
Guararapes Confeccoes SA 27,700 38,246
*Hapvida Participacoes e
Investimentos S/A, Class A 50,101 295,941
Hypera SA, Class A 64,031 294,047
Iochpe Maxion SA 37,168 96,795
*IRB-Brasil Resseguros SA 29,649 240,961
Shares Value
BRAZIL — (Continued)
*JBS N.V. 15,726 $ 215,979
JHSF Participacoes SA 163,800 150,676
Lavvi Empreendimentos
Imobiliarios SA 25,200 55,229
Lojas Quero-Quero SA 50,767 21,944
Lojas Renner SA, Class A 86,788 252,216
LWSA SA 135,002 91,150
M Dias Branco SA, Class H 10,405 45,181
Magazine Luiza SA 99,622 125,627
Marcopolo SA 840 998
Moura Dubeux Engenharia S/A 13,400 54,117
Movida Participacoes SA 17,200 19,048
*Natura Cosmeticos SA 138,906 224,044
*Oceanpact Servicos
Maritimos SA, Class A 34,901 37,965
*Oncoclinicas do Brasil
Servicos Medicos SA 39,100 38,063
Petroleo Brasileiro SA
- Petrobras 649,389 4,151,366
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 247,256 3,150,042
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 205,284 2,385,400
Petroreconcavo S/A 46,332 111,060
Positivo Tecnologia SA, Class
H 14,406 10,215
*PRIO SA 6,000 45,215
Profarma Distribuidora de
Produtos Farmaceuticos SA 6,600 8,735
Qualicorp Consultoria e
Corretora de Seguros SA 124,600 36,277
Romi SA, Class A 15,564 22,184
Sao Martinho S/A, Class F 61,257 189,727
Ser Educacional SA 29,700 41,962
Trisul SA, Class A 16,700 18,524
Tupy SA 23,000 66,183
#Ultrapar Participacoes SA,
Sponsored ADR 59,695 182,667
Unifique Telecomunicacoes
S/A, Class A 23,673 15,856
Vale SA, Class A 17,869 170,629
Vale SA, Class A, Sponsored
ADR 855,296 8,150,971
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 28,218 110,986
Vibra Energia SA, Class A 251,092 951,257
YDUQS Participacoes SA 59,463 137,438
*Zamp SA, Class A 36,700 22,878
TOTAL BRAZIL 33,662,232
CHILE — (0.4%)
Banco de Credito e
Inversiones SA 845 33,314
Besalco SA 21,639 18,123
BICECORP SA 50,958 13,982

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHILE — (Continued)
*CAP SA 19,689 $ 93,108
Cencosud SA 163,695 489,875
Empresa Nacional de
Telecomunicaciones SA 53,987 176,218
Empresas CMPC SA 321,190 449,465
Empresas Copec SA 115,452 759,279
Enel Americas SA 4,908,921 486,339
Falabella SA, Class A 100,471 497,696
Inversiones Aguas
Metropolitanas SA 120,163 101,275
Ripley Corp. SA, Class A 304,077 127,957
Salfacorp SA 154,532 113,167
Sigdo Koppers SA 6,456 8,380
SMU SA, Class A 667,927 104,990
Sociedad Matriz SAAM SA,
Class B 402,326 48,468
SONDA SA 166,988 54,953
Vina Concha y Toro SA 119,618 127,049
TOTAL CHILE 3,703,638
CHINA — (22.6%)
360 Security Technology, Inc.,
Class A 20,000 31,345
361 Degrees International, Ltd. 249,000 197,614
Ω3SBio, Inc., Class A 187,500 766,720
5I5J Holding Group Co., Ltd.,
Class A 67,500 27,898
AAC Technologies Holdings,
Inc. 54,500 277,360
*Addsino Co., Ltd., Class A 3,600 4,064
Agricultural Bank of China,
Ltd., Class H 8,247,000 5,410,452
Aisino Corp., Class A 35,500 45,346
*Alibaba Pictures Group, Ltd. 370,000 52,319
ΩA-Living Smart City Services
Co., Ltd., Class H 28,750 10,804
Allmed Medical Products Co.,
Ltd., Class A 30,400 39,042
Aluminum Corp. of China, Ltd.,
Class H 1,312,000 1,041,243
Anhui Conch Cement Co.,
Ltd., Class A 146,500 423,637
Anhui Construction
Engineering Group Co., Ltd.,
Class A 36,000 24,316
Anhui Guangxin Agrochemical
Co., Ltd., Class A 18,400 30,572
Anhui Heli Co., Ltd., Class A 23,400 57,703
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 30,800 29,261
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 23,000 57,259
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 36,300 29,452
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 67,500 57,013
Shares Value
CHINA — (Continued)
Anhui Jinhe Industrial Co.,
Ltd., Class A 12,800 $ 39,855
Anhui Kouzi Distillery Co., Ltd.,
Class A 1,300 6,000
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 126,200 95,566
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 16,840 20,156
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 37,500 46,133
Anhui Xinbo Aluminum Co.,
Ltd., Class A 10,400 24,708
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 30,300 73,920
Anjoy Foods Group Co., Ltd.,
Class A 4,200 42,989
Anton Oilfield Services Group 822,000 147,646
Aotecar New Energy
Technology Co., Ltd., Class A 104,100 41,437
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 25,800 114,791
Ω#AsiaInfo Technologies, Ltd.,
Class R 130,000 188,459
Asymchem Laboratories
Tianjin Co., Ltd., Class A 5,700 90,312
Avary Holding Shenzhen Co.,
Ltd., Class A 600 4,410
AviChina Industry &
Technology Co., Ltd., Class H 1,181,000 698,069
Ω*BAIC Motor Corp., Ltd.,
Class H 711,500 194,869
*Baidu, Inc. 85,800 924,673
#*Baidu, Inc., Class A,
Sponsored ADR 3,844 337,772
Baiyin Nonferrous Group Co.,
Ltd., Class A 180,700 79,195
Bank of Beijing Co., Ltd.,
Class A 278,900 249,494
Bank of Changsha Co., Ltd.,
Class A 114,100 156,349
Bank of Chengdu Co., Ltd.,
Class A 64,900 166,251
Bank of China, Ltd., Class H 16,872,000 9,757,819
Bank of Chongqing Co., Ltd.,
Class H 128,000 126,369
Bank of Communications Co.,
Ltd., Class H 1,966,000 1,770,652
Bank of Guiyang Co., Ltd.,
Class A 77,600 68,773
Bank of Hangzhou Co., Ltd.,
Class A 127,892 284,689
Bank of Jiangsu Co., Ltd.,
Class A 513,500 804,770
Bank of Nanjing Co., Ltd.,
Class A 250,000 398,047
Bank of Ningbo Co., Ltd.,
Class A 168,100 649,767

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
ΩBank of Qingdao Co., Ltd.,
Class H 365,000 $ 187,382
Bank of Shanghai Co., Ltd.,
Class A 333,600 473,319
Bank of Suzhou Co., Ltd.,
Class A 110,930 131,389
Bank of Tianjin Co., Ltd., Class
H 44,000 13,732
Bank of Xi'an Co., Ltd., Class
A 109,700 58,424
Baoji Titanium Industry Co.,
Ltd., Class A 5,000 21,428
Baoshan Iron & Steel Co., Ltd.,
Class A 767,200 781,011
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 157,500 112,715
Baoxiniao Holding Co., Ltd.,
Class A 37,100 19,501
Baoye Group Co., Ltd., Class
H 36,000 19,903
BBMG Corp., Class H 795,000 82,032
Befar Group Co., Ltd., Class A 43,400 26,425
Beibuwan Port Co., Ltd., Class
A 142,096 160,814
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 188,000 80,308
*Beijing Capital International
Airport Co., Ltd., Class H 330,000 128,217
Beijing Changjiu Logistics
Corp., Class A 28,100 30,632
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class H 9,000 18,252
*Beijing Dabeinong
Technology Group Co., Ltd.,
Class A 34,000 19,475
Beijing Easpring Material
Technology Co., Ltd., Class A 11,000 62,932
Beijing Enlight Media Co., Ltd.,
Class A 20,400 56,021
Beijing Enterprises Holdings,
Ltd. 199,500 834,850
Beijing Fengjing Automotive
Parts Co., Ltd., Class A 50,400 24,395
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 56,000 48,620
Beijing Haohua Energy
Resource Co., Ltd., Class A 28,400 28,675
Beijing Jetsen Technology Co.,
Ltd., Class A 69,800 55,567
Beijing New Building Materials
PLC, Class A 59,000 213,491
*Beijing North Star Co., Ltd.,
Class H 82,000 9,088
Beijing Originwater Technology
Co., Ltd., Class A 70,500 45,271
Beijing Sanyuan Foods Co.,
Ltd., Class A 105,000 67,571
Shares Value
CHINA — (Continued)
Beijing Shougang Co., Ltd.,
Class A 104,500 $ 60,582
Beijing Shunxin Agriculture
Co., Ltd., Class A 19,500 42,542
Beijing Sinnet Technology Co.,
Ltd., Class A 43,300 87,438
Beijing SL Pharmaceutical Co.,
Ltd., Class A 26,500 31,020
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 26,700 14,886
Beijing Ultrapower Software
Co., Ltd., Class A 64,900 113,684
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 100,000 17,580
Beijing Yanjing Brewery Co.,
Ltd., Class A 35,100 60,462
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 12,800 23,469
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 890,500 666,930
*Beiqi Foton Motor Co., Ltd.,
Class A 266,300 99,352
*Bengang Steel Plates Co.,
Ltd., Class A 39,200 20,660
Best Pacific International
Holdings, Ltd., Class A 106,000 39,024
Beyondsoft Corp., Class A 15,600 31,372
*BGI Genomics Co., Ltd.,
Class A 8,000 59,016
Black Peony Group Co., Ltd.,
Class A 8,300 6,193
Ω#Blue Moon Group Holdings,
Ltd., Class A 7,500 3,621
*Blue Sail Medical Co., Ltd.,
Class A 37,400 33,042
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 4,760 4,588
Bluestar Adisseo Co., Class A 26,700 36,698
ΩBOC Aviation, Ltd., Class A 82,200 749,224
*BOE HC SemiTek Corp.,
Class A 20,600 21,285
BOE Technology Group Co.,
Ltd., Class A 1,077,400 603,686
*Bohai Leasing Co., Ltd.,
Class A 128,700 62,117
Bright Dairy & Food Co., Ltd.,
Class A 29,100 34,467
Bros Eastern Co., Ltd., Class A 62,000 45,402
*B-Soft Co., Ltd., Class A 85,400 68,579
BTG Hotels Group Co., Ltd.,
Class A 31,700 61,244
BYD Electronic International
Co., Ltd., Class A 18,500 77,535
By-health Co., Ltd., Class A 19,400 31,669
*C&S Paper Co., Ltd., Class A 44,500 46,721
Caitong Securities Co., Ltd.,
Class A 80,300 90,210

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Ω*CALB Group Co., Ltd.,
Class H 53,700 $ 134,763
Camel Group Co., Ltd., Class
A 41,600 52,503
Cangzhou Dahua Co., Ltd.,
Class A 15,300 30,620
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 40,700 20,660
Canmax Technologies Co.,
Ltd., Class A 16,700 46,184
Canny Elevator Co., Ltd.,
Class A 43,700 44,365
*CCCC Design & Consulting
Group Co., Ltd., Class A 50,600 56,844
CCS Supply Chain
Management Co., Ltd., Class
A 33,900 21,111
CECEP Solar Energy Co.,
Ltd., Class A 138,000 86,511
CECEP Wind-Power Corp.,
Class A 152,560 63,477
*CGN Nuclear Technology
Development Co., Ltd., Class
A 16,900 18,306
Changchun Faway Automobile
Components Co., Ltd., Class A 31,900 45,216
Changchun High-Tech Industry
Group Co., Ltd., Class A 2,800 40,978
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 65,600 29,751
Changjiang Securities Co.,
Ltd., Class A 118,700 121,331
Chaowei Power Holdings, Ltd.,
Class A 144,000 25,131
*Chen Lin Education Group
Holdings, Ltd. 92,000 16,290
Chengdu B-Ray Media Co.,
Ltd., Class A 27,100 19,732
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 9,200 15,248
Chengdu Hongqi Chain Co.,
Ltd., Class A 24,500 20,728
Chengdu Wintrue Holding Co.,
Ltd., Class A 36,300 53,014
Chenguang Biotech Group
Co., Ltd., Class A 17,500 31,892
*Chengxin Lithium Group Co.,
Ltd., Class A 11,900 25,615
Chengzhi Co., Ltd., Class A 36,500 39,334
#Chervon Holdings, Ltd. 17,100 39,210
*China Anchu Energy Storage
Group, Ltd., Class A 341,000 16,290
China Animal Husbandry
Industry Co., Ltd., Class A 22,400 23,735
Ω*China Bohai Bank Co., Ltd.,
Class H 951,000 124,781
China CAMC Engineering Co.,
Ltd., Class A 25,000 29,437
Shares Value
CHINA — (Continued)
China Chunlai Education
Group Co., Ltd., Class H 37,000 $ 21,022
China CITIC Bank Corp., Ltd.,
Class H 2,472,000 2,301,952
#China Coal Energy Co., Ltd.,
Class A 844,000 1,038,604
*China Coal Xinji Energy Co.,
Ltd., Class A 78,500 70,223
China Communications
Services Corp., Ltd., Class H 636,000 371,068
*China Conch Environment
Protection Holdings, Ltd. 246,500 21,039
#China Conch Venture
Holdings, Ltd., Class H 417,500 510,573
China Construction Bank
Corp., Class H 25,939,000 26,599,866
China CSSC Holdings, Ltd.,
Class A 14,000 66,658
China CYTS Tours Holding
Co., Ltd., Class A 34,100 46,632
China Design Group Co., Ltd.,
Class A 18,200 21,178
#*<China Dili Group 18,000 284
#China Energy Engineering
Corp., Ltd., Class H 1,398,000 231,516
China Everbright Bank Co.,
Ltd., Class H 653,000 306,952
ΩChina Feihe, Ltd., Class A 1,446,000 860,232
China Film Group Co., Ltd.,
Class A 13,800 25,417
China Galaxy Securities Co.,
Ltd., Class H 50,500 68,320
#China Gold International
Resources Corp., Ltd., Class A 34,000 293,440
China Great Wall Securities
Co., Ltd., Class A 59,200 72,417
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 34,200 40,982
#China Hongqiao Group, Ltd.,
Class H 1,091,000 2,890,803
China International Marine
Containers Group Co., Ltd.,
Class H 322,150 347,594
China Jushi Co., Ltd., Class A 112,530 193,371
China Lesso Group Holdings,
Ltd., Class H 426,000 253,972
China Lilang, Ltd. 148,000 69,947
Ω*China Literature, Ltd., Class
H 165,600 651,852
China Meheco Group Co.,
Ltd., Class A 44,320 67,861
#China Meidong Auto
Holdings, Ltd. 312,000 82,670
China Merchants Bank Co.,
Ltd., Class H 610,000 3,963,057
China Merchants Energy
Shipping Co., Ltd., Class A 222,300 186,838

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 92,100 $ 143,192
China Merchants Port Holdings
Co., Ltd., Class A 485,616 956,385
China Merchants Property
Operation & Service Co., Ltd.,
Class A 46,900 80,463
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 145,200 175,202
China Minsheng Banking
Corp., Ltd., Class H 1,503,000 905,629
#China Modern Dairy
Holdings, Ltd. 424,000 64,275
China National Accord
Medicines Corp., Ltd., Class A 14,230 50,267
China National Building
Material Co., Ltd., Class A 1,271,127 757,818
China National Chemical
Engineering Co., Ltd., Class A 144,100 159,685
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 18,400 20,824
China National Medicines
Corp., Ltd., Class A 20,200 82,507
China National Nuclear Power
Co., Ltd., Class A 422,300 538,256
ΩChina New Higher Education
Group, Ltd., Class A 221,130 30,705
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 12,400 10,147
China Nonferrous Mining
Corp., Ltd., Class A 538,000 524,293
China Oilfield Services, Ltd.,
Class H 732,000 649,009
China Overseas Grand
Oceans Group, Ltd. 674,894 166,789
China Overseas Land &
Investment, Ltd., Class H 979,500 1,696,968
China Pacific Insurance Group
Co., Ltd., Class H 153,000 616,873
China Petroleum & Chemical
Corp., Class A 9,792,000 5,737,987
China Petroleum Engineering
Corp., Class A 86,800 41,292
China Publishing & Media Co.,
Ltd., Class A 54,800 51,226
China Railway Group, Ltd.,
Class H 1,097,000 551,994
China Railway Hi-tech Industry
Co., Ltd., Class A 50,500 63,596
China Railway Materials Co.,
Ltd., Class A 148,200 54,880
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 663,000 290,538
Shares Value
CHINA — (Continued)
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 60,700 $ 48,070
China Reinsurance Group
Corp., Class H 2,521,000 439,971
China Resources Beer
Holdings Co., Ltd., Class A 500 1,666
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 900 3,365
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 12,700 37,289
#China Resources Medical
Holdings Co., Ltd., Class A 332,500 188,487
ΩChina Resources
Pharmaceutical Group, Ltd. 720,500 503,891
#China Risun Group, Ltd. 385,000 116,236
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 152,000 34,079
#China Shenhua Energy Co.,
Ltd., Class A 876,000 3,799,720
China State Construction
Engineering Corp., Ltd., Class
A 1,112,500 873,311
China Sunshine Paper
Holdings Co., Ltd., Class H 90,000 22,127
China Taiping Insurance
Holdings Co., Ltd., Class A 578,600 1,289,873
China Tianying, Inc., Class A 88,600 52,716
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 11,100 80,457
ΩChina Tower Corp., Ltd.,
Class H 1,803,000 2,526,497
#China Traditional Chinese
Medicine Holdings Co., Ltd.,
Class A 1,076,000 307,037
*China TransInfo Technology
Co., Ltd., Class A 29,700 43,993
#China Travel International
Investment Hong Kong, Ltd.,
Class A 826,000 194,662
China Tungsten And Hightech
Materials Co., Ltd., Class A 16,500 36,867
*China Union Holdings, Ltd.,
Class H 33,000 16,660
*China Vanke Co., Ltd., Class
H 507,300 322,475
China West Construction
Group Co., Ltd., Class A 25,100 22,384
China XD Electric Co., Ltd.,
Class A 117,800 107,014
China XLX Fertiliser, Ltd.,
Class A 222,000 185,236
China Yongda Automobiles
Services Holdings, Ltd. 495,000 141,879
Ω#*China Youran Dairy Group,
Ltd., Class A 540,000 254,522

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 9,400 $ 61,965
China Zheshang Bank Co.,
Ltd., Class H 699,400 245,904
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 14,400 15,398
Chinasoft International, Ltd. 1,058,000 768,229
Chongqing Changan
Automobile Co., Ltd., Class A 262,000 467,299
Chongqing Department Store
Co., Ltd., Class A 8,500 34,423
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 19,700 35,792
Chongqing Gas Group Corp.,
Ltd., Class A 26,300 20,718
Chongqing Machinery &
Electric Co., Ltd., Class H 394,000 70,268
Chongqing Port Co., Ltd.,
Class A 40,500 31,287
Chongqing Road & Bridge Co.,
Ltd., Class A 45,400 40,613
Chongqing Rural Commercial
Bank Co., Ltd., Class H 552,000 438,084
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 47,600 55,983
Chongqing Zhifei Biological
Products Co., Ltd., Class A 35,800 119,611
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 11,100 36,009
CIMC Enric Holdings, Ltd. 208,000 177,529
Cisen Pharmaceutical Co.,
Ltd., Class A 19,800 82,411
CITIC, Ltd. 1,301,000 1,952,329
City Development Environment
Co., Ltd., Class A 14,300 27,449
CMOC Group, Ltd., Class H 30,000 34,166
CMST Development Co., Ltd.,
Class A 80,300 65,597
CNGR Advanced Material Co.,
Ltd., Class A 19,900 93,149
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 68,560 39,842
CNOOC Energy Technology &
Services, Ltd., Class A 194,600 109,308
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 42,450 46,217
*COFCO Biotechnology Co.,
Ltd., Class A 58,000 47,058
COFCO Capital Holdings Co.,
Ltd., Class A 31,600 53,732
*COFCO Joycome Foods,
Ltd., Class A 624,000 139,108
COFCO Sugar Holding Co.,
Ltd., Class A 32,800 44,536
Cofoe Medical Technology
Co., Ltd., Class A 12,100 61,891
Shares Value
CHINA — (Continued)
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 520,000 $ 423,287
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 69,000 64,022
CQ Pharmaceutical Holding
Co., Ltd., Class A 41,000 30,081
CRRC Corp., Ltd., Class H 829,000 574,492
CSG Holding Co., Ltd., Class
A 70,500 46,738
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 3,888 29,086
#CSPC Pharmaceutical Group,
Ltd., Class A 820,000 1,036,229
CSSC Science & Technology
Co., Ltd., Class A 11,400 19,938
CTS International Logistics
Corp., Ltd., Class A 49,700 43,288
*Daan Gene Co., Ltd., Class A 35,700 34,511
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 94,700 81,432
Daqin Railway Co., Ltd., Class
A 370,500 336,061
Dashang Co., Ltd., Class A 14,319 38,845
DBG Technology Co., Ltd.,
Class A 22,800 87,118
Deppon Logistics Co., Ltd.,
Class A 11,000 23,739
*Dezhan Healthcare Co., Ltd. 40,000 26,906
DHC Software Co., Ltd., Class
A 54,300 69,812
Dian Diagnostics Group Co.,
Ltd., Class A 39,600 88,425
Digital China Group Co., Ltd.,
Class A 10,000 57,419
*Digital China Information
Service Group Co., Ltd., Class
A 21,400 38,139
Do-Fluoride New Materials
Co., Ltd., Class A 33,100 57,017
#Dongfang Electric Corp., Ltd.,
Class H 128,400 303,253
Dongfang Electronics Co.,
Ltd., Class A 500 711
DongFeng Automobile Co.,
Ltd., Class A 23,100 22,939
Dongfeng Electronic
Technology Co., Ltd., Class A 41,100 72,792
Dongguan Aohai Technology
Co., Ltd., Class A 3,200 17,491
Dongguan Development
Holdings Co., Ltd., Class A 28,300 43,293
Dongxing Securities Co., Ltd.,
Class A 40,500 62,630
Dongyue Group, Ltd. 584,000 775,195
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 89,000 57,708

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
*Easyhome New Retail Group
Co., Ltd., Class A 168,000 $ 69,435
E-Commodities Holdings, Ltd. 400,000 48,917
Edvantage Group Holdings,
Ltd. 181,309 38,110
EEKA Fashion Holdings, Ltd. 90,500 78,280
Era Co., Ltd., Class A 83,700 48,640
Eternal Asia Supply Chain
Management, Ltd., Class A 213,500 132,657
Ever Sunshine Services
Group, Ltd. 258,000 68,362
Fangda Carbon New Material
Co., Ltd., Class A 69,300 46,039
Fangda Special Steel
Technology Co., Ltd., Class A 81,400 66,044
*Farasis Energy Gan Zhou
Co., Ltd. 14,603 32,527
FAW Jiefang Group Co., Ltd.,
Class A 43,300 41,797
FAWER Automotive Parts Co.,
Ltd., Class A 76,300 62,858
FESCO Group Co., Ltd., Class
A 7,000 20,388
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 22,600 70,400
Flat Glass Group Co., Ltd.,
Class H 11,000 14,321
Fortune Ng Fung Food Hebei
Co., Ltd., Class A 12,300 8,871
Foshan Electrical and Lighting
Co., Ltd., Class A 34,000 30,321
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 30,200 38,660
Fosun International, Ltd.,
Class A 216,500 149,482
Founder Securities Co., Ltd.,
Class A 82,700 93,135
Foxconn Industrial Internet
Co., Ltd., Class A 98,300 471,854
#Fu Shou Yuan International
Group, Ltd., Class A 519,000 238,674
Fufeng Group, Ltd., Class A 573,000 632,855
Fujian Funeng Co., Ltd., Class
A 81,480 106,791
Fujian Qingshan Paper
Industry Co., Ltd., Class A 105,400 33,183
Fujian Star-net Communication
Co., Ltd., Class A 21,800 80,365
Fujian Sunner Development
Co., Ltd., Class A 22,800 50,469
Fujian Yuanli Active Carbon
Co., Ltd. 15,300 31,915
Fushun Special Steel Co., Ltd.,
Class A 5,900 4,607
Ω#Ganfeng Lithium Group
Co., Ltd., Class H 73,800 245,373
Gansu Energy Chemical Co.,
Ltd., Class A 206,300 70,958
Shares Value
CHINA — (Continued)
Gansu Shangfeng Cement
Co., Ltd., Class A 33,660 $ 40,848
Gansu Yasheng Industrial
Group Co., Ltd., Class A 93,200 38,649
GCL Energy Technology Co.,
Ltd., Class A 55,500 93,601
*GDS Holdings, Ltd., Class A 44,800 202,599
GEM Co., Ltd., Class A 94,500 84,537
*Gemdale Corp., Class A 62,600 32,645
Getein Biotech, Inc., Class A 22,400 26,842
GF Securities Co., Ltd., Class
H 200,400 437,561
Giant Network Group Co., Ltd.,
Class A 13,500 44,450
#*Global New Material
International Holdings, Ltd. 189,000 123,994
GoerTek, Inc., Class A 4,800 15,325
Goldenmax International
Group, Ltd., Class A 15,800 26,274
Goldwind Science &
Technology Co., Ltd., Class H 307,600 274,685
Goodbaby International
Holdings, Ltd. 362,000 50,726
Gotion High-tech Co., Ltd.,
Class A 35,800 145,132
*Grandjoy Holdings Group Co.,
Ltd., Class A 45,600 19,100
Gree Electric Appliances, Inc.
of Zhuhai, Class A 52,308 330,960
Greentown China Holdings,
Ltd. 478,000 601,001
Ω#Greentown Management
Holdings Co., Ltd. 243,000 88,223
Greentown Service Group Co.,
Ltd., Class A 338,000 206,245
GRG Banking Equipment Co.,
Ltd., Class A 17,800 32,661
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 88,000 44,792
*Guangdong DFP New
Material Group Co., Ltd., Class
A 82,400 47,313
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 38,700 75,680
Guangdong Dongpeng
Holdings Co., Ltd., Class A 47,600 39,280
Guangdong Dowstone
Technology Co., Ltd., Class A 51,800 122,707
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 22,500 43,438
Guangdong Goworld Co., Ltd.,
Class A 25,200 45,401
Guangdong Guanhao High-
Tech Co., Ltd., Class A 61,500 26,612
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 22,600 38,272

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
*Guangdong Hybribio Biotech
Co., Ltd., Class A 12,000 $ 11,317
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 24,361 74,635
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 15,000 46,101
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 19,000 32,544
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 9,000 9,137
Guangdong South New Media
Co., Ltd., Class A 5,100 29,036
Guangdong Vanward New
Electric Co., Ltd., Class A 36,400 59,016
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 18,000 36,873
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 117,800 48,687
Guanghui Energy Co., Ltd.,
Class A 183,600 138,014
Guangshen Railway Co., Ltd.,
Class H 540,000 134,828
Guangxi Liugong Machinery
Co., Ltd., Class A 54,000 80,136
Guangxi LiuYao Group Co.,
Ltd., Class A 16,400 41,078
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 858 510
*Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 62,800 23,691
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 54,900 71,041
#Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 88,000 202,680
Guangzhou Development
Group, Inc., Class A 86,100 75,828
Guangzhou Haige
Communications Group, Inc.
Co., Class A 11,400 20,934
Guangzhou KDT Machinery
Co., Ltd., Class A 100 224
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 10,100 43,214
Guangzhou Port Co., Ltd.,
Class A 64,000 29,292
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 5,600 27,223
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 14,100 20,064
Guizhou Guihang Automotive
Components Co., Ltd., Class A 22,200 47,231
Shares Value
CHINA — (Continued)
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 52,700 $ 36,472
Guizhou Tyre Co., Ltd., Class
A 45,100 28,335
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 99,500 51,750
Guosen Securities Co., Ltd.,
Class A 128,900 237,055
ΩGuotai Haitong Securities
Co., Ltd., Class H 345,584 744,877
Guoyuan Securities Co., Ltd.,
Class A 82,200 96,904
Haier Smart Home Co., Ltd.,
Class H 67,200 211,445
*Hainan Meilan International
Airport Co., Ltd., Class A 81,000 111,439
Hainan Mining Co., Ltd., Class
A 900 989
Haitian International Holdings,
Ltd. 250,000 679,936
Hand Enterprise Solutions Co.,
Ltd., Class A 26,700 69,914
Hangxiao Steel Structure Co.,
Ltd., Class A 113,600 41,752
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 62,700 86,786
*Hangzhou GreatStar
Industrial Co., Ltd., Class A 14,200 61,269
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 12,240 15,329
*Hangzhou Iron & Steel Co.,
Class A 63,900 79,408
Hangzhou Onechance Tech
Corp., Class A 11,300 39,761
Hangzhou Robam Appliances
Co., Ltd., Class A 25,000 66,156
Hangzhou Zhongtai Cryogenic
Technology Corp. 33,000 70,987
Han's Laser Technology
Industry Group Co., Ltd., Class
A 12,300 46,009
Harbin Electric Co., Ltd., Class
H 234,000 222,971
HBIS Resources Co., Ltd.,
Class A 19,600 37,622
Healthcare Co., Ltd., Class A 16,800 19,759
*Hefei Urban Construction
Development Co., Ltd., Class
A 38,100 36,355
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 17,800 32,143
Henan Liliang Diamond Co.,
Ltd., Class A 5,400 22,146
Henan Lingrui Pharmaceutical
Co., Class A 700 2,214
Henan Mingtai Al Industrial
Co., Ltd., Class A 37,100 63,598

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Henan Pinggao Electric Co.,
Ltd., Class A 25,500 $ 55,419
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 29,300 71,927
Henan Thinker Automatic
Equipment Co., Ltd., Class A 4,900 19,667
*Henan Yicheng New Energy
Co., Ltd., Class A 56,400 34,183
Henan Yuguang Gold & Lead
Co., Ltd., Class A 29,900 33,756
*Henan Zhongfu Industry Co.,
Ltd., Class A 158,600 101,184
Hengan International Group
Co., Ltd., Class A 256,000 766,369
Hengli Petrochemical Co., Ltd.,
Class A 213,100 456,630
Hengtong Logistics Co., Ltd.,
Class A 7,300 9,871
Hengtong Optic-electric Co.,
Ltd., Class A 72,700 160,621
Hengyi Petrochemical Co.,
Ltd., Class A 79,300 65,880
Hesteel Co., Ltd., Class A 235,900 78,522
Hexing Electrical Co., Ltd.,
Class A 5,300 19,656
#Hisense Home Appliances
Group Co., Ltd., Class H 5,000 14,395
Hisense Visual Technology
Co., Ltd., Class A 31,000 97,770
Hitevision Co., Ltd., Class A 9,700 33,431
HLA Group Corp., Ltd., Class
A 111,600 105,561
*Honghua Group, Ltd., Class A 337,000 10,647
Hongli Zhihui Group Co., Ltd.,
Class A 12,200 11,455
Hongrun Construction Group
Co., Ltd., Class A 65,500 46,603
*Hongyuan Green Energy Co.,
Ltd., Class A 9,679 26,016
Horizon Construction
Development, Ltd., Class A 424,000 62,115
Hoshine Silicon Industry Co.,
Ltd., Class A 15,100 110,263
Huaan Securities Co., Ltd.,
Class A 87,300 73,374
Huabao Flavours &
Fragrances Co., Ltd., Class A 5,100 13,404
Huadian Heavy Industries Co.,
Ltd., Class A 27,300 24,384
Huafon Chemical Co., Ltd.,
Class A 132,900 138,426
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 20,800 25,040
Huafu Fashion Co., Ltd., Class
A 59,800 38,566
Huaibei Mining Holdings Co.,
Ltd., Class A 74,200 126,476
*Huaihe Energy Group Co.,
Ltd., Class A 152,800 74,597
Shares Value
CHINA — (Continued)
Huangshan Tourism
Development Co., Ltd., Class
A 19,900 $ 32,016
*Huapont Life Sciences Co.,
Ltd., Class A 56,400 34,261
ΩHuatai Securities Co., Ltd.,
Class H 308,400 709,516
Huaxi Securities Co., Ltd.,
Class A 41,400 57,533
Huaxia Bank Co., Ltd., Class A 344,300 379,627
#Huaxin Cement Co., Ltd.,
Class H 111,200 182,736
Huayu Automotive Systems
Co., Ltd., Class A 110,300 268,935
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 104,987 22,278
Hubei Chutian Smart
Communication Co., Ltd.,
Class A 34,900 20,668
Hubei Huitian New Materials
Co., Ltd., Class A 11,200 15,596
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 22,142 82,454
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 28,900 99,283
Humanwell Healthcare Group
Co., Ltd., Class A 17,900 54,071
Hunan Aihua Group Co., Ltd.,
Class A 17,900 39,597
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 38,000 32,623
Hunan Valin Steel Co., Ltd.,
Class A 230,400 180,864
Ω#*Hygeia Healthcare
Holdings Co., Ltd. 170,800 372,061
*Hytera Communications
Corp., Ltd., Class A 58,500 95,009
*HyUnion Holding Co., Ltd.,
Class A 61,700 83,947
IKD Co., Ltd., Class A 16,500 39,636
Ω*IMAX China Holding, Inc.,
Class A 13,700 14,747
Industrial & Commercial Bank
of China, Ltd., Class H 18,570,000 14,240,943
Industrial Bank Co., Ltd., Class
A 316,300 993,181
Industrial Securities Co., Ltd.,
Class A 126,440 113,986
Infore Environment
Technology Group Co., Ltd.,
Class A 106,700 97,966
Ω*Ingdan, Inc., Class A 131,000 33,042
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 592,500 221,051
Inner Mongolia Berun
Chemical Co., Ltd., Class A 79,200 63,380
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 60,600 169,188

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 33,348 $ 46,945
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 323,700 239,738
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 5,200 12,643
Intco Medical Technology Co.,
Ltd., Class A 12,460 59,361
#*iQIYI, Inc., Sponsored ADR 182,254 335,347
*IRICO Display Devices Co.,
Ltd. 76,500 65,251
*IVD Medical Holding, Ltd. 27,000 16,647
*JA Solar Technology Co.,
Ltd., Class A 88,100 135,140
Jade Bird Fire Co., Ltd., Class
A 34,560 49,993
Jangho Group Co., Ltd., Class
A 63,700 69,441
JCET Group Co., Ltd., Class A 22,704 110,431
Ω*JD Health International, Inc. 101,700 651,657
Ω*JD Logistics, Inc. 772,600 1,344,422
JD.com, Inc. 782,900 12,257,122
Jiang Su Suyan Jingshen Co.,
Ltd., Class A 25,500 37,064
Jiangling Motors Corp., Ltd.,
Class A 13,200 38,720
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 5,800 27,583
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 24,900 20,410
Jiangsu Azure Corp., Class A 29,300 58,680
*Jiangsu Bioperfectus
Technologies Co., Ltd., Class
A 2,847 22,724
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 104,700 51,695
Jiangsu Changbao Steeltube
Co., Ltd. 54,800 41,878
Jiangsu Changshu Automotive
Trim Group Co., Ltd., Class A 20,500 37,985
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 84,512 86,619
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 16,000 20,460
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 105,900 131,160
*Jiangsu General Science
Technology Co., Ltd., Class A 52,200 33,665
Jiangsu High Hope
International Group Corp.,
Class A 70,800 29,164
Jiangsu Huachang Chemical
Co., Ltd., Class A 22,100 20,904
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 7,000 13,864
Shares Value
CHINA — (Continued)
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 89,000 $ 57,521
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 26,900 65,886
Jiangsu Lianyungang Port Co.,
Ltd. 70,200 57,541
Jiangsu Lihua Foods Group
Co., Ltd., Class A 19,400 51,956
Jiangsu Linyang Energy Co.,
Ltd., Class A 71,000 56,818
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 2,800 8,571
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 60,100 91,023
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 15,800 21,256
Jiangsu Rainbow Heavy
Industries Co., Ltd., Class A 50,600 47,019
Jiangsu Shagang Co., Ltd.,
Class A 55,200 45,552
Jiangsu Shentong Valve Co.,
Ltd., Class A 21,000 39,640
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 49,600 38,936
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 17,000 43,265
Jiangsu Sopo Chemical Co.,
Class A 26,500 29,770
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd.,
Class H 78,320 58,005
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 17,800 166,540
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 85,940 53,398
Jiangsu Zhongtian Technology
Co., Ltd., Class A 67,500 129,660
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 123,800 51,510
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 15,200 23,063
Jiangxi Ganyue Expressway
Co., Ltd., Class A 87,500 61,527
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 12,400 22,667
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 30,800 35,583
*Jihua Group Corp., Ltd.,
Class A 92,100 51,733
Jinduicheng Molybdenum Co.,
Ltd., Class A 2,700 4,819
JinkoSolar Holding Co., Ltd.,
Class A, Sponsored ADR 13,272 291,188

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Jinlei Technology Co., Ltd.,
Class A 15,600 $ 46,063
Jinneng Science&Technology
Co., Ltd., Class A 38,400 38,079
Ω#*Jinxin Fertility Group, Ltd.,
Class A 914,500 387,934
Jinyu Bio-Technology Co.,
Ltd., Class A 59,100 70,246
ΩJiumaojiu International
Holdings, Ltd., Class A 219,000 79,231
Jizhong Energy Resources
Co., Ltd., Class A 96,700 80,067
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
A 39,600 69,751
Jointown Pharmaceutical
Group Co., Ltd., Class A 113,387 84,291
*Jolywood Suzhou Sunwatt
Co., Ltd., Class A 2,800 2,357
JS Corrugating Machinery Co.,
Ltd., Class A 10,800 17,256
JSTI Group, Class A 30,400 40,560
Juewei Food Co., Ltd., Class A 18,100 38,157
Jutal Offshore Oil Services,
Ltd. 122,000 10,102
Kailuan Energy Chemical Co.,
Ltd., Class A 58,000 48,587
Kaishan Group Co., Ltd.,
Class A 43,100 81,176
Keda Industrial Group Co.,
Ltd., Class A 38,400 56,613
Keeson Technology Corp.,
Ltd., Class A 15,000 26,338
Kinetic Development Group,
Ltd. 1,002,000 164,660
Kingfa Sci & Tech Co., Ltd.,
Class A 54,600 95,642
KPC Pharmaceuticals, Inc.,
Class A 5,800 11,777
Kuaijishan Shaoxing Wine Co.,
Ltd., Class W 23,400 60,300
*Kunlun Tech Co., Ltd., Class
A 5,100 25,393
Lao Feng Xiang Co., Ltd.,
Class A 6,300 41,111
Laobaixing Pharmacy Chain
JSC, Class A 7,800 21,095
LB Group Co., Ltd., Class A 63,600 150,395
Ω*Legend Holdings Corp.,
Class H 211,700 268,603
Lens Technology Co., Ltd.,
Class A 86,800 274,598
Leo Group Co., Ltd., Class A 31,500 16,733
Lepu Medical Technology
Beijing Co., Ltd., Class A 43,800 94,523
Leyard Optoelectronic Co.,
Ltd., Class A 44,700 37,507
Li Ning Co., Ltd. 927,500 1,968,427
Lianhe Chemical Technology
Co., Ltd., Class A 36,100 51,820
Shares Value
CHINA — (Continued)
Liaoning Energy Industry Co.,
Ltd., Class A 77,000 $ 41,649
Liaoning Port Co., Ltd., Class
H 52,000 5,432
Lier Chemical Co., Ltd., Class
A 32,500 57,606
Lingyi iTech Guangdong Co.,
Class A 48,700 60,856
*Liuzhou Iron & Steel Co., Ltd.,
Class A 25,700 22,598
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 19,300 48,182
Loncin Motor Co., Ltd., Class A 45,300 75,707
ΩLongfor Group Holdings,
Ltd., Class A 814,500 1,015,790
*LONGi Green Energy
Technology Co., Ltd., Class A 58,000 126,776
Longshine Technology Group
Co., Ltd., Class A 18,600 52,600
Lonking Holdings, Ltd. 298,000 100,978
Lucky Harvest Co., Ltd., Class
A 9,620 54,756
Luenmei Quantum Co., Ltd.,
Class A 43,500 36,199
Luoniushan Co., Ltd., Class A 41,900 36,727
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 6,000 27,553
Luxi Chemical Group Co., Ltd.,
Class A 50,400 81,225
Ω#*Luye Pharma Group, Ltd.,
Class A 943,000 516,548
*Maanshan Iron & Steel Co.,
Ltd., Class H 340,000 94,420
Maccura Biotechnology Co.,
Ltd., Class A 43,200 76,811
Mango Excellent Media Co.,
Ltd., Class A 5,900 18,027
Ω#Maoyan Entertainment,
Class A 125,200 124,243
*Maoye Commercial Co., Ltd.,
Class A 32,400 20,940
Mesnac Co., Ltd., Class A 52,900 63,317
Metallurgical Corp. of China,
Ltd., Class H 746,000 161,554
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 29,800 17,524
ΩMidea Real Estate Holding,
Ltd. 39,200 21,622
Ming Yang Smart Energy
Group, Ltd., Class A 32,000 49,264
*Minmetals Development Co.,
Ltd., Class F 24,700 27,337
MLS Co., Ltd., Class A 59,300 69,497
Monalisa Group Co., Ltd.,
Class A 23,000 28,295
Moon Environment Technology
Co., Ltd., Class A 34,970 61,887
Morimatsu International
Holdings Co., Ltd. 170,000 197,070

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
MYS Group Co., Ltd., Class A 190,200 $ 97,603
Nancal Technology Co., Ltd.,
Class A 7,200 36,448
NanJi E-Commerce Co., Ltd.,
Class A 66,800 34,279
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 7,800 39,691
Nanjing Iron & Steel Co., Ltd.,
Class A 108,900 68,721
Nanjing Pharmaceutical Co.,
Ltd., Class A 35,700 25,747
*Nanjing Tanker Corp., Class
A 116,734 46,142
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 26,300 27,284
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 22,100 68,812
NetDragon Websoft Holdings,
Ltd. 87,000 120,359
Neusoft Corp., Class A 33,800 46,081
Neutech Group, Ltd. 81,600 40,124
New China Life Insurance Co.,
Ltd., Class H 22,800 146,094
New Hope Liuhe Co., Ltd.,
Class A 31,000 41,361
Ningbo Boway Alloy Material
Co., Ltd., Class A 19,800 49,018
Ningbo Huaxiang Electronic
Co., Ltd., Class A 21,080 58,560
Ningbo Jintian Copper Group
Co., Ltd., Class A 29,500 31,995
Ningbo Joyson Electronic
Corp., Class A 36,300 92,283
Ningbo Peacebird Fashion
Co., Ltd., Class A 8,800 17,575
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 18,431 57,030
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 8,500 26,513
*Ningbo Shanshan Co., Ltd.,
Class A 35,300 49,203
Ningbo Yunsheng Co., Ltd.,
Class A 28,800 47,493
Ningbo Zhoushan Port Co.,
Ltd., Class A 94,800 47,727
Ningxia Building Materials
Group Co., Ltd., Class A 22,200 42,059
Ningxia Western Venture
Industrial Co., Ltd. 39,600 29,328
Norinco International
Cooperation, Ltd., Class A 81,300 123,920
North China Pharmaceutical
Co., Ltd., Class A 2,400 2,290
North Huajin Chemical
Industries Co., Ltd., Class A 18,900 13,709
*North Industries Group Red
Arrow Co., Ltd., Class A 700 2,114
Northeast Pharmaceutical
Group Co., Ltd., Class A 44,800 38,834
Shares Value
CHINA — (Continued)
Northeast Securities Co., Ltd.,
Class A 60,900 $ 69,514
*Nuode New Materials Co.,
Ltd., Class A 52,500 45,581
Ocean's King Lighting Science
& Technology Co., Ltd., Class
A 24,000 25,231
Offshore Oil Engineering Co.,
Ltd., Class A 120,900 92,391
Onewo, Inc., Class H 88,600 253,949
Oppein Home Group, Inc.,
Class A 11,400 81,505
ORG Technology Co., Ltd.,
Class A 55,700 41,639
Orient International Enterprise,
Ltd., Class A 28,800 29,518
*Oriental Energy Co., Ltd.,
Class A 51,300 72,999
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 5,590 14,041
*PCI Technology Group Co.,
Ltd., Class A 57,200 45,457
*Pengxin International Mining
Co., Ltd., Class A 58,000 34,509
People's Insurance Co. Group
of China, Ltd. (The), Class H 665,000 511,669
*Perennial Energy Holdings,
Ltd. 175,000 19,395
PetroChina Co., Ltd., Class H 8,424,000 8,230,838
PhiChem Corp., Class A 7,600 20,754
PICC Property & Casualty Co.,
Ltd., Class H 162,000 336,795
Ping An Bank Co., Ltd., Class
A 493,900 837,757
Ping An Insurance Group Co.
of China, Ltd., Class A 1,904,000 13,085,452
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 74,800 82,267
*Polaris Bay Group Co., Ltd.,
Class A 55,400 56,090
Poly Property Group Co., Ltd.,
Class H 476,853 94,156
Poly Property Services Co.,
Ltd., Class H 33,400 148,279
*Porton Pharma Solutions,
Ltd., Class A 7,600 25,076
ΩPostal Savings Bank of
China Co., Ltd., Class H 3,377,000 2,387,561
Power Construction Corp. of
China, Ltd., Class A 462,400 438,017
Pulike Biological Engineering,
Inc. 18,000 36,973
Pylon Technologies Co., Ltd.,
Class A 4,163 24,758
Q Technology Group Co., Ltd. 89,000 134,917
Qingdao Citymedia Co., Ltd.,
Class A 35,000 33,737
Qingdao East Steel Tower
Stock Co., Ltd., Class A 32,300 43,902

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Qingdao Gaoce Technology
Co., Ltd., Class A 23,655 $ 34,317
Qingdao Gon Technology Co.,
Ltd., Class A 19,600 98,024
Qingdao Hanhe Cable Co.,
Ltd., Class A 145,800 70,168
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class H 18,000 29,983
ΩQingdao Port International
Co., Ltd., Class H 309,000 257,041
Qingdao Rural Commercial
Bank Corp., Class A 146,400 71,066
Qingdao Sentury Tire Co.,
Ltd., Class A 30,900 82,198
*Qingdao Topscomm
Communication, Inc., Class A 21,600 20,221
Qinghai Huzhu TianYouDe
Highland Barley Spirit Co.,
Ltd., Class A 10,900 14,921
Qinhuangdao Port Co., Ltd.,
Class H 149,500 41,898
Rainbow Digital Commercial
Co., Ltd., Class A 54,600 42,785
Ω*Redco Properties Group,
Ltd. 56,000 763
Renhe Pharmacy Co., Ltd.,
Class A 61,600 50,236
Rianlon Corp., Class A 6,700 29,271
*Risen Energy Co., Ltd., Class
A 16,800 23,627
*RiseSun Real Estate
Development Co., Ltd., Class
A 146,800 28,708
Riyue Heavy Industry Co.,
Ltd., Class A 34,100 57,320
Rizhao Port Co., Ltd., Class A 377,300 167,452
Rongsheng Petrochemical
Co., Ltd., Class A 190,700 241,741
Runjian Co., Ltd., Class F 6,100 37,056
Sanan Optoelectronics Co.,
Ltd., Class A 114,900 199,197
Sanjiang Shopping Club Co.,
Ltd., Class A 21,000 33,086
*Sansteel Minguang Co., Ltd.,
Class A 64,400 44,212
Sansure Biotech, Inc., Class A 13,167 40,267
Sany Heavy Equipment
International Holdings Co.,
Ltd., Class A 408,000 382,532
Sany Heavy Industry Co., Ltd.,
Class A 115,700 319,971
Satellite Chemical Co., Ltd.,
Class A 40,220 108,887
SDIC Capital Co., Ltd., Class A 75,600 79,268
Sealand Securities Co., Ltd.,
Class A 84,000 48,931
*Seazen Group, Ltd., Class A 342,000 108,917
*Seazen Holdings Co., Ltd.,
Class A 33,700 68,286
Shares Value
CHINA — (Continued)
*S-Enjoy Service Group Co.,
Ltd. 87,000 $ 31,032
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 85,400 49,628
Shaanxi Coal Industry Co.,
Ltd., Class A 77,300 216,027
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 83,900 45,265
*Shaanxi Construction
Machinery Co., Ltd., Class A 14,900 6,881
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 83,650 79,355
Shandong Bohui Paper
Industrial Co., Ltd., Class A 30,500 20,643
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 20,400 51,465
Shandong Dawn Polymer Co.,
Ltd., Class A 5,800 19,781
*Shandong Haihua Co., Ltd.,
Class A 17,600 14,499
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 300 2,331
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 81,900 66,450
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 69,800 232,144
Shandong Huatai Paper
Industry Shareholding Co.,
Ltd., Class A 53,200 25,825
Shandong Humon Smelting
Co., Ltd., Class A 42,200 67,893
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 19,300 49,681
Shandong Jinjing Science &
Technology Co., Ltd., Class A 34,800 24,519
Shandong Linglong Tyre Co.,
Ltd., Class A 22,200 46,893
Shandong Nanshan Aluminum
Co., Ltd., Class A 345,800 188,482
Shandong Pharmaceutical
Glass Co., Ltd., Class A 6,900 21,762
Shandong Publishing & Media
Co., Ltd., Class A 41,100 51,359
Shandong Sun Paper Industry
JSC, Ltd., Class A 89,911 173,707
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 992,400 873,565
Shandong Xiantan Co., Ltd.,
Class A 33,500 28,388
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 70,000 72,229

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
*Shanghai AJ Group Co., Ltd.,
Class A 62,600 $ 52,527
Shanghai Bailian Group Co.,
Ltd., Class A 43,300 59,093
Shanghai Baosteel Packaging
Co., Ltd., Class A 17,400 12,018
Shanghai Bright Meat Group
Co., Ltd., Class A 35,600 37,574
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 20,100 28,128
Shanghai Construction Group
Co., Ltd., Class A 194,700 65,348
Shanghai Datun Energy
Resources Co., Ltd., Class A 30,500 50,635
#*Shanghai Electric Group
Co., Ltd., Class H 312,000 127,185
Shanghai Environment Group
Co., Ltd., Class H 94,400 105,395
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 191,500 467,406
Shanghai Huayi Group Co.,
Ltd., Class A 59,500 68,576
Shanghai Industrial Holdings,
Ltd. 176,000 328,683
Shanghai International Airport
Co., Ltd., Class A 14,800 66,054
Shanghai Jahwa United Co.,
Ltd., Class A 15,700 47,970
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 23,200 72,687
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 13,900 13,109
Shanghai Lingang Holdings
Corp., Ltd., Class A 69,700 89,322
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 20,200 24,626
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 19,000 66,880
Shanghai Moons' Electric Co.,
Ltd., Class A 2,800 22,873
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 257,700 411,663
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 387,766 688,924
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 20,200 49,168
Shanghai QiFan Cable Co.,
Ltd., Class A 25,300 54,423
Shanghai RAAS Blood
Products Co., Ltd., Class A 147,600 141,250
Shanghai Runda Medical
Technology Co., Ltd., Class A 26,800 68,057
Shanghai Rural Commercial
Bank Co., Ltd., Class A 175,600 221,381
Shares Value
CHINA — (Continued)
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 43,700 $ 69,518
*Shanghai Stonehill
Technology Co., Ltd., Class A 87,900 69,977
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 24,100 34,762
Shanghai Tunnel Engineering
Co., Ltd., Class A 63,400 58,122
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 14,900 23,042
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 73,500 58,717
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 51,200 228,654
Shanghai Zhenhua Heavy
Industries Co., Ltd., Class A 124,400 78,675
Shanghai Zhonggu Logistics
Co., Ltd., Class A 23,000 31,516
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 35,400 30,882
Shantou Wanshun New
Material Group Co., Ltd., Class
A 36,600 28,579
Shanxi Blue Flame Holding
Co., Ltd., Class A 33,900 33,006
Shanxi Coal International
Energy Group Co., Ltd., Class
A 28,100 37,375
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 173,700 169,841
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 44,200 16,919
Shanxi Hi-speed Group Co.,
Ltd., Class A 31,500 21,495
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 41,400 38,528
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 60,011 114,192
*Shanxi Meijin Energy Co.,
Ltd., Class A 82,200 51,986
Shanxi Securities Co., Ltd.,
Class A 55,300 47,169
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 104,200 60,553
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 42,200 50,451
*Shanying International
Holding Co., Ltd., Class A 100,400 26,318
Shenma Industry Co., Ltd. 44,400 54,621
Shenzhen Agricultural Power
Group Co., Ltd., Class A 36,400 32,815
Shenzhen Airport Co., Ltd.,
Class A 70,600 69,031

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Aisidi Co., Ltd.,
Class A 31,200 $ 54,177
Shenzhen Center Power Tech
Co., Ltd., Class A 100 225
Shenzhen Cereals Holdings
Co., Ltd., Class A 37,700 35,607
Shenzhen Comix Group Co.,
Ltd., Class A 10,200 9,832
Shenzhen Das Intellitech Co.,
Ltd., Class A 79,500 36,607
Shenzhen Desay Battery
Technology Co., Class A 11,930 37,692
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 10,000 31,511
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 20,800 20,828
Shenzhen Gas Corp., Ltd.,
Class A 64,300 57,521
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 16,600 25,486
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 75,500 61,747
Shenzhen Hopewind Electric
Co., Ltd., Class A 12,800 67,282
#*Shenzhen Investment, Ltd.,
Class A 324,000 37,147
Shenzhen Jinjia Group Co.,
Ltd., Class A 39,700 21,859
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 11,000 9,535
Shenzhen Kaifa Technology
Co., Ltd., Class A 6,000 15,461
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 26,400 38,079
Shenzhen Leaguer Co., Ltd.,
Class A 52,400 59,085
Shenzhen Microgate
Technology Co., Ltd., Class A 15,100 23,979
Shenzhen MTC Co., Ltd.,
Class A 141,700 88,437
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 106,400 41,614
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 126,600 40,209
Shenzhen SC New Energy
Technology Corp., Class A 8,200 62,732
Shenzhen Senior Technology
Material Co., Ltd., Class A 40,900 66,028
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 400 1,490
Shenzhen Tagen Group Co.,
Ltd., Class A 83,300 41,013
Shenzhen Topraysolar Co.,
Ltd., Class A 68,600 34,442
Shares Value
CHINA — (Continued)
Shenzhen United Winners
Laser Co., Ltd., Class A 3,898 $ 11,867
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 43,200 140,141
Shenzhen Yinghe Technology
Co., Ltd., Class A 7,000 20,019
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 108,089 70,758
Shenzhou International Group
Holdings, Ltd., Class A 5,200 37,659
*Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 1,400 7,338
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 38,600 124,148
Shinva Medical Instrument
Co., Ltd., Class A 21,000 48,377
#Shoucheng Holdings, Ltd. 184,000 43,597
Shougang Fushan Resources
Group, Ltd., Class A 456,333 168,000
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 42,700 32,986
Shui On Land, Ltd. 1,250,500 122,661
Sichuan Changhong Electric
Co., Ltd., Class A 94,000 128,546
*Sichuan Chengfei Integration
Technology Corp., Class A 3,000 14,396
Sichuan Development Lomon
Co., Ltd., Class A 36,200 56,181
Sichuan EM Technology Co.,
Ltd., Class A 25,600 62,241
*Sichuan Haite High-tech Co.,
Ltd., Class A 12,800 19,546
Sichuan Hebang
Biotechnology Co., Ltd., Class
A 109,700 28,451
*Sichuan Hexie Shuangma
Co., Ltd., Class A 26,400 71,582
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 22,500 117,896
*Sichuan Lutianhua Co., Ltd.,
Class A 38,000 23,769
Sichuan New Energy Power
Co., Ltd., Class A 10,900 15,148
Sichuan Road and Bridge
Group Co., Ltd., Class A 185,680 214,002
Sichuan Yahua Industrial
Group Co., Ltd., Class A 17,200 33,230
SIIC Environment Holdings,
Ltd., Class F 377,000 52,828
Sinolink Securities Co., Ltd.,
Class A 72,600 93,542
Sinoma International
Engineering Co., Class A 61,500 77,449
Sinoma Science & Technology
Co., Ltd., Class A 33,800 132,149
Sinomach Automobile Co.,
Ltd., Class A 31,600 27,918

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
*Sinomach Heavy Equipment
Group Co., Ltd. 55,900 $ 25,817
Sinopec Engineering Group
Co., Ltd., Class H 550,500 427,777
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 1,028,000 182,028
#Sinopharm Group Co., Ltd.,
Class H 536,000 1,287,766
Sino-Platinum Metals Co., Ltd.,
Class A 20,600 43,170
Sinosteel Engineering &
Technology Co., Ltd., Class A 74,100 64,951
Sinotrans, Ltd., Class H 674,000 374,349
Sinotruk Jinan Truck Co., Ltd.,
Class A 38,600 97,809
Skyworth Digital Co., Ltd.,
Class A 29,500 46,806
Snowsky Salt Industry Group
Co., Ltd., Class A 28,700 20,539
SooChow Securities Co., Ltd.,
Class A 78,700 104,239
Southern Publishing & Media
Co., Ltd. 26,800 53,004
Southwest Securities Co., Ltd.,
Class A 107,700 67,815
Stanley Agricultural Group Co.,
Ltd., Class A 39,600 48,441
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 50,600 56,915
State Grid Yingda Co., Ltd.,
Class A 69,000 50,911
STO Express Co., Ltd., Class
A 30,400 64,298
Sumec Corp., Ltd., Class A 28,800 41,901
Sun Art Retail Group, Ltd.,
Class A 817,500 215,570
Sun King Technology Group,
Ltd. 384,000 73,865
Suning Universal Co., Ltd.,
Class A 120,100 36,312
Sunrise Group Co., Ltd., Class
A 31,800 24,610
*Sunstone Development Co.,
Ltd., Class A 19,800 62,419
Suntak Technology Co., Ltd.,
Class A 39,400 72,514
Sunward Intelligent Equipment
Co., Ltd., Class A 57,300 105,299
Sunwoda Electronic Co., Ltd.,
Class A 23,800 71,233
Suzhou Anjie Technology Co.,
Ltd., Class A 15,400 28,813
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 40,900 331,786
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 76,100 38,207
Shares Value
CHINA — (Continued)
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 70,900 $ 53,493
Suzhou Secote Precision
Electronic Co., Ltd., Class A 140 673
*Taiyuan Heavy Industry Co.,
Ltd., Class A 133,200 43,413
*Tangrenshen Group Co., Ltd.,
Class A 53,100 35,645
Tangshan Jidong Cement Co.,
Ltd., Class A 37,600 25,344
TangShan Port Group Co.,
Ltd., Class A 162,500 91,277
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 47,200 35,874
Tasly Pharmaceutical Group
Co., Ltd., Class A 16,300 37,053
Tayho Advanced Materials
Group Co., Ltd., Class A 41,700 61,421
TBEA Co., Ltd., Class A 112,890 211,526
TCL Technology Group Corp.,
Class A 569,870 347,761
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 69,200 78,220
TDG Holdings Co., Ltd. 30,900 34,499
Tencent Music Entertainment
Group, ADR 41,088 862,437
Tian An China Investment Co.,
Ltd., Class A 29,000 16,846
Tian Di Science & Technology
Co., Ltd., Class A 106,700 91,307
Tiangong International Co.,
Ltd., Class A 472,000 122,059
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 62,000 29,934
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 63,000 37,397
Tianjin Port Co., Ltd., Class A 96,700 61,961
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 9,600 28,133
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 37,400 22,719
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 14,800 12,542
*Tianma Microelectronics Co.,
Ltd., Class A 71,000 90,889
Tianneng Battery Group Co.,
Ltd. 10,466 40,005
#*Tianqi Lithium Corp., Class
A 48,000 215,541
Tianrun Industry Technology
Co., Ltd., Class A 54,600 46,799
Tianshan Aluminum Group
Co., Ltd., Class A 156,300 197,917
*TianShan Material Co., Ltd.,
Class A 65,800 48,276

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Tianshui Huatian Technology
Co., Ltd., Class A 59,900 $ 83,243
Titan Wind Energy Suzhou
Co., Ltd., Class A 46,800 42,190
Tofflon Science & Technology
Group Co., Ltd., Class A 16,700 35,507
Toly Bread Co., Ltd., Class A 26,900 20,482
Tong Ren Tang Technologies
Co., Ltd., Class H 226,000 151,434
Tongcheng Travel Holdings,
Ltd., Class A 5,600 14,054
TongFu Microelectronics Co.,
Ltd., Class A 18,200 70,981
Tongkun Group Co., Ltd.,
Class A 65,400 112,293
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 23,100 24,413
Tongling Nonferrous Metals
Group Co., Ltd., Class A 405,500 195,714
*Tongwei Co., Ltd., Class A 55,800 158,109
Tongyu Heavy Industry Co.,
Ltd., Class A 70,800 27,298
Topsec Technologies Group,
Inc., Class A 25,100 27,989
TravelSky Technology, Ltd.,
Class H 365,000 584,000
*Trina Solar Co., Ltd., Class A 47,104 101,392
*Truking Technology, Ltd.,
Class A 15,000 17,871
*Tsinghua Tongfang Co., Ltd.,
Class A 62,200 63,665
TSP Wind Power Group Co.,
Ltd. 47,000 46,934
UE Furniture Co., Ltd., Class A 100 147
Unilumin Group Co., Ltd.,
Class A 54,700 54,016
Unisplendour Corp., Ltd.,
Class A 27,400 93,978
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 31,300 69,153
V V Food & Beverage Co.,
Ltd., Class A 61,800 29,485
Valiant Co., Ltd., Class A 25,600 44,950
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 7,900 19,941
Vatti Corp., Ltd., Class A 31,600 28,093
*Venustech Group, Inc., Class
A 8,400 18,570
Victory Giant Technology
Huizhou Co., Ltd., Class A 13,500 359,641
Vipshop Holdings, Ltd.,
Sponsored ADR 125,780 1,898,020
Ω*Viva Biotech Holdings 155,500 33,081
#*Vnet Group, Inc., Sponsored
ADR 3,495 29,043
Wangneng Environment Co.,
Ltd., Class A 12,600 29,498
Wangsu Science &
Technology Co., Ltd., Class A 81,100 122,940
Shares Value
CHINA — (Continued)
Wanhua Chemical Group Co.,
Ltd., Class A 5,700 $ 49,259
Wanxiang Qianchao Co., Ltd.,
Class A 5,700 5,969
Wasu Media Holding Co., Ltd.,
Class A 56,600 64,605
Weichai Power Co., Ltd., Class
H 745,000 1,579,210
Weifu High-Technology Group
Co., Ltd., Class A 17,000 45,387
Wellhope Foods Co., Ltd.,
Class A 23,700 28,071
Wencan Group Co., Ltd.,
Class A 4,600 13,251
West China Cement, Ltd. 728,000 186,405
Western Mining Co., Ltd.,
Class A 26,800 62,036
Western Securities Co., Ltd.,
Class A 47,200 54,858
Windey Energy Technology
Group Co., Ltd., Class A 23,600 41,471
*Wingtech Technology Co.,
Ltd., Class A 21,400 109,698
Winner Medical Co., Ltd.,
Class A 9,100 50,484
Wolong Electric Group Co.,
Ltd., Class A 32,640 103,350
Wuchan Zhongda Group Co.,
Ltd., Class A 133,900 100,097
Wuhu Token Science Co.,
Ltd., Class A 56,500 47,330
Wushang Group Co., Ltd.,
Class A 33,000 42,977
Ω*Wuxi Biologics Cayman,
Inc., Class A 94,000 385,580
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 55,000 107,709
Wuxi Paike New Materials
Technology Co., Ltd., Class A 5,400 54,852
Wuxi Rural Commercial Bank
Co., Ltd., Class A 59,400 49,595
Wuxi Taiji Industry, Ltd. Co.,
Class A 58,600 53,559
XCMG Construction Machinery
Co., Ltd., Class A 456,000 529,983
Xiamen Bank Co., Ltd., Class
A 72,900 69,258
Xiamen C & D, Inc., Class A 24,900 35,018
Xiamen Changelight Co., Ltd.,
Class A 29,800 48,811
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 29,000 26,465
Xiamen ITG Group Corp., Ltd.,
Class A 58,000 50,678
Xiamen Port Development Co.,
Ltd., Class A 42,100 48,463
Xiamen Xiangyu Co., Ltd.,
Class A 88,400 87,539

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
Xi'An Shaangu Power Co.,
Ltd., Class A 56,700 $ 69,281
Xiandai Investment Co., Ltd.,
Class A 95,000 56,656
*Xiangcai Co., Ltd., Class A 11,800 17,806
Xiangpiaopiao Food Co., Ltd.,
Class A 3,000 5,617
Xilinmen Furniture Co., Ltd.,
Class A 7,500 16,300
Xinfengming Group Co., Ltd.,
Class A 34,700 59,388
Xinjiang Joinworld Co., Ltd.,
Class A 47,900 46,969
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class H 89,000 49,868
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 250,000 35,350
*Xinjiang Zhongtai Chemical
Co., Ltd., Class A 52,100 33,889
Xinxiang Chemical Fiber Co.,
Ltd., Class A 83,800 45,327
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 96,800 50,614
Xinyi Energy Holdings, Ltd. 951,261 151,475
#Xinyi Solar Holdings, Ltd.,
Class A 1,726,000 670,611
Xinyu Iron & Steel Co., Ltd.,
Class A 44,700 26,906
*Xinzhi Group Co., Ltd., Class
A 17,500 52,207
Xtep International Holdings,
Ltd., Class A 613,192 438,999
Xuji Electric Co., Ltd., Class A 6,100 19,213
Yangling Metron New Material,
Inc., Class A 27,020 53,776
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 27,000 93,038
#Yankuang Energy Group Co.,
Ltd., Class A 1,083,600 1,236,822
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 11,200 33,319
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 20,800 112,305
Yechiu Metal Recycling China,
Ltd., Class A 61,200 22,154
*Yibin Tianyuan Group Co.,
Ltd., Class A 38,400 27,534
ΩYiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 51,600 94,523
Yifan Pharmaceutical Co., Ltd.,
Class A 23,000 46,892
Yingkou Jinchen Machinery
Co., Ltd. 2,800 10,796
Yixintang Pharmaceutical
Group Co., Ltd., Class A 13,700 28,463
Yonfer Agricultural Technology
Co., Ltd., Class A 26,900 53,090
Shares Value
CHINA — (Continued)
Yongjin Technology Group
Co., Ltd., Class A 12,800 $ 31,688
YongXing Special Materials
Technology Co., Ltd., Class A 12,400 60,210
Yotrio Group Co., Ltd., Class A 74,300 38,643
*Youcare Pharmaceutical
Group Co., Ltd. 1,306 5,677
Youngor Fashion Co., Ltd.,
Class A 87,100 88,789
YTO Express Group Co., Ltd.,
Class A 98,800 201,842
Yuexiu Property Co., Ltd.,
Class A 221,000 130,066
Yueyang Forest & Paper Co.,
Ltd., Class A 53,600 35,311
YUNDA Holding Group Co.,
Ltd., Class A 34,100 35,944
Yunnan Aluminium Co., Ltd.,
Class A 68,400 147,611
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 135,400 102,721
Yunnan Copper Co., Ltd.,
Class A 28,800 51,727
Yunnan Energy Investment
Co., Ltd., Class A 24,400 35,973
*Yunnan Energy New Material
Co., Ltd., Class A 21,100 86,563
Yunnan Tin Co., Ltd., Class A 45,500 112,579
Yunnan Yuntianhua Co., Ltd.,
Class A 31,500 107,735
Yutong Bus Co., Ltd., Class A 5,000 17,281
ZBOM Home Collection Co.,
Ltd., Class A 14,600 20,107
Zhefu Holding Group Co., Ltd.,
Class A 134,300 67,614
*Zhejiang Century Huatong
Group Co., Ltd., Class A 121,200 213,649
Zhejiang China Commodities
City Group Co., Ltd., Class A 70,700 208,858
Zhejiang Chint Electrics Co.,
Ltd., Class A 61,800 194,995
Zhejiang Communications
Technology Co., Ltd., Class A 160,360 89,630
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 62,900 40,565
Zhejiang Dahua Technology
Co., Ltd., Class A 79,000 178,156
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 25,000 48,057
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 40,100 54,503
Zhejiang Hailiang Co., Ltd.,
Class A 43,800 66,579
Zhejiang Hailide New Material
Co., Ltd., Class A 39,800 30,636
Zhejiang Hangmin Co., Ltd.,
Class A 23,700 23,371

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 15,400 $ 13,328
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 64,800 102,365
Zhejiang Huace Film &
Television Co., Ltd., Class A 32,100 34,103
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 17,300 43,381
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 62,000 379,901
Zhejiang International Group
Co., Ltd., Class A 12,700 19,534
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 42,400 52,219
Zhejiang Jingu Co., Ltd., Class
A 52,600 95,932
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 23,700 54,269
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 35,600 93,713
Zhejiang Longsheng Group
Co., Ltd., Class A 72,800 106,925
Zhejiang Medicine Co., Ltd.,
Class A 25,000 55,200
*Zhejiang Narada Power
Source Co., Ltd., Class A 43,600 88,528
Zhejiang NHU Co., Ltd., Class
A 20,500 63,688
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 13,400 29,940
Zhejiang Runtu Co., Ltd.,
Class A 22,900 24,170
Zhejiang Semir Garment Co.,
Ltd., Class A 82,000 60,503
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 60,100 47,095
Zhejiang Southeast Space
Frame Co., Ltd., Class A 59,400 35,837
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 2,600 4,125
Zhejiang Taihua New Material
Group Co., Ltd., Class A 18,200 24,333
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 6,500 23,664
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 53,400 122,202
Zhejiang Wanliyang Co., Ltd.,
Class A 123,900 129,395
Zhejiang Wanma Co., Ltd.,
Class A 45,100 89,197
Zhejiang Wansheng Co., Ltd.,
Class A 18,900 26,344
Shares Value
CHINA — (Continued)
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 48,200 $ 72,331
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 26,900 37,831
Zhejiang Xinao Textiles, Inc.,
Class A 18,000 14,804
Zhejiang Yasha Decoration
Co., Ltd., Class A 39,700 21,694
Zhejiang Yinlun Machinery
Co., Ltd., Class A 30,300 121,743
Zhende Medical Co., Ltd.,
Class A 10,400 31,906
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 31,900 22,343
Zheshang Development Group
Co., Ltd., Class A 35,400 31,422
Zheshang Securities Co., Ltd.,
Class A 3,000 4,731
Zhewen Interactive Group Co.,
Ltd., Class A 37,800 44,929
Zhongji Innolight Co., Ltd.,
Class A 7,560 228,167
Zhongjin Gold Corp., Ltd.,
Class A 30,100 59,781
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 87,900 79,973
Zhongsheng Group Holdings,
Ltd., Class A 316,000 532,973
Zhongtai Securities Co., Ltd.,
Class A 94,600 87,644
Zhongyuan Environment-
Protection Co., Ltd., Class A 28,500 32,650
ΩZhou Hei Ya International
Holdings Co., Ltd., Class A 269,500 94,411
Zhuhai Huafa Properties Co.,
Ltd., Class A 22,700 15,080
Zhuzhou CRRC Times Electric
Co., Ltd., Class A 172,000 698,955
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 1,200 5,895
Zhuzhou Kibing Group Co.,
Ltd., Class A 100,400 86,612
Zhuzhou Times New Material
Technology Co., Ltd., Class A 15,200 26,942
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 83,800 58,577
ZJAMP Group Co., Ltd., Class
A 28,800 36,309
ZJMI Environmental Energy
Co., Ltd., Class A 6,100 11,151
ZMJ Group Co., Ltd., Class H 86,400 165,096
#Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 524,600 408,988
ZTE Corp., Class H 98,600 312,757

Dimensional Emerging Markets Value ETF
continued
Shares Value
CHINA — (Continued)
ZTO Express Cayman, Inc. 9,200 $ 178,023
TOTAL CHINA 240,193,904
COLOMBIA — (0.1%)
Banco de Bogota SA 1,938 15,029
Cementos Argos SA 49,601 130,757
*Corp Financiera Colombiana
SA 69,484 292,608
Grupo Argos SA, Class A 117,566 479,846
Grupo de Inversiones
Suramericana SA 28,636 317,637
Mineros SA, Class A 40,559 73,617
TOTAL COLOMBIA 1,309,494
CZECH — (0.2%)
CEZ A/S 262 15,243
Komercni Banka A/S 31,042 1,486,701
Moneta Money Bank A/S,
Class F 3,500 24,468
TOTAL CZECH 1,526,412
FRANCE — (0.0%)
Carrefour SA 11,913 178,656
TOTAL FRANCE 178,656
GREECE — (0.8%)
Alpha Bank SA 681,274 2,573,170
Autohellas Tourist and Trading
SA 1,714 20,873
Bank of Greece, Class A 2,838 49,048
ElvalHalcor SA 23,016 66,252
Eurobank Ergasias Services
and Holdings SA 195,576 724,811
Fourlis Holdings SA, Class A 8,447 43,071
GEK TERNA SA, Class A 1,783 44,202
HELLENiQ ENERGY Holdings
S.A., Class A 44,054 388,500
*LAMDA Development SA,
Class A 8,536 65,165
Motor Oil Hellas Corinth
Refineries SA 21,586 622,100
National Bank of Greece SA 49,369 694,447
Piraeus Financial Holdings SA 403,388 3,125,679
Thrace Plastics Holding and
Co., Class A 4,263 19,273
Titan SA, Class A 5,931 246,754
TOTAL GREECE 8,683,345
HONG KONG — (4.4%)
Alibaba Group Holding, Ltd.,
Class W 1,571,300 23,159,160
Alibaba Group Holding, Ltd.,
Class W, Sponsored ADR 8,132 980,963
Beijing Enterprises Water
Group, Ltd. 1,638,000 561,302
BOE Varitronix, Ltd., Class A 127,000 95,938
C&D International Investment
Group, Ltd., Class A 288,662 581,736
CGN New Energy Holdings
Co., Ltd., Class A 524,000 162,874
China Education Group
Holdings, Ltd., Class H 454,656 160,433
Shares Value
HONG KONG — (Continued)
China Foods, Ltd., Class H 332,000 $ 138,721
China Gas Holdings, Ltd. 1,107,660 1,164,101
#China Medical System
Holdings, Ltd., Class A 510,000 866,675
China Mengniu Dairy Co., Ltd.,
Class H 1,002,000 2,090,798
China Resources Building
Materials Technology
Holdings, Ltd., Class A 898,000 219,638
China Resources Gas Group,
Ltd. 370,200 934,696
China Resources Land, Ltd. 1,236,000 4,542,497
China State Construction
International Holdings, Ltd. 532,000 815,959
*Comba Telecom Systems
Holdings, Ltd. 346,000 81,541
Continental Aerospace
Technologies Holding, Ltd. 626,000 11,563
Essex Bio-technology, Ltd. 93,000 61,605
EVA Precision Industrial
Holdings, Ltd., Class A 132,000 12,780
Geely Automobile Holdings,
Ltd., Class A 2,091,000 4,709,411
#Grand Pharmaceutical Group,
Ltd., Class A 360,000 398,523
Health & Happiness H&H
International Holdings, Ltd.,
Class A 76,500 111,680
*Hopson Development
Holdings, Ltd. 429,644 206,886
Intron Technology Holdings,
Ltd. 98,000 18,351
#*Jinchuan Group International
Resources Co., Ltd. 1,185,000 96,612
*Joy City Property, Ltd., Class
A 1,008,000 47,511
Ω*JS Global Lifestyle Co., Ltd.,
Class A 163,000 36,545
*Ju Teng International
Holdings, Ltd. 8,000 1,274
Kingboard Holdings, Ltd. 246,000 880,586
Kingboard Laminates
Holdings, Ltd., Class A 123,000 158,255
Kunlun Energy Co., Ltd., Class
A 1,562,000 1,506,285
#Lee & Man Paper
Manufacturing, Ltd., Class H 477,000 158,595
#*Nine Dragons Paper
Holdings, Ltd., Class A 679,000 373,666
Orient Overseas International,
Ltd. 3,000 54,076
Pou Sheng International
Holdings, Ltd., Class A 864,000 55,032
Prinx Chengshan Holdings,
Ltd. 33,000 32,790
*Shanghai Industrial Urban
Development Group, Ltd.,
Class A 266,000 11,521
Shenzhen International
Holdings, Ltd. 618,454 619,242

Dimensional Emerging Markets Value ETF
continued
Shares Value
HONG KONG — (Continued)
Sino Biopharmaceutical, Ltd.,
Class A 6,000 $ 5,748
Sinofert Holdings, Ltd., Class A 362,000 65,483
*Skyworth Group, Ltd. 66,000 25,980
SSY Group, Ltd. 422,000 167,187
TCL Electronics Holdings, Ltd.,
Class A 377,000 487,939
ΩTopsports International
Holdings, Ltd. 69,000 27,864
Truly International Holdings,
Ltd. 666,000 100,112
Wasion Holdings, Ltd., Class A 198,000 214,899
Wuling Motors Holdings, Ltd.,
Class A 250,000 15,287
TOTAL HONG KONG 47,230,320
HUNGARY — (0.2%)
MOL Hungarian Oil & Gas PLC 177,963 1,554,283
Opus Global Nyrt 1,254 2,061
Richter Gedeon Nyrt 1,131 34,071
TOTAL HUNGARY 1,590,415
INDIA — (17.9%)
*5Paisa Capital, Ltd. 1,555 6,839
Aarti Drugs, Ltd. 19,914 115,201
Aarti Industries, Ltd. 5,030 24,120
Aarti Pharmalabs, Ltd. 25,470 264,938
ACC, Ltd., Class A 21,544 439,838
*Adani Power, Ltd. 45,442 305,078
*Aditya Birla Capital, Ltd. 61,473 180,106
Aditya Birla Real Estate, Ltd. 9,807 210,999
Advanced Enzyme
Technologies, Ltd., Class F 22,426 89,782
Agarwal Industrial Corp., Ltd. 2,027 22,789
AGI Greenpac, Ltd. 12,183 133,904
Ajmera Realty & Infra India,
Ltd. 9,397 96,224
Alembic Pharmaceuticals, Ltd. 4,213 47,031
Alembic, Ltd. 37,343 47,796
Allcargo Logistics, Ltd. 97,214 38,808
Allied Digital Services, Ltd. 18,190 32,938
Amara Raja Energy & Mobility,
Ltd., Class F 69,555 765,116
Ambika Cotton Mills, Ltd. 327 5,817
Ambuja Cements, Ltd. 171,862 1,162,832
Anant Raj, Ltd. 13,594 87,617
Andhra Paper, Ltd. 96 84
Andhra Sugars, Ltd. (The) 17,760 15,763
*Antony Waste Handling Cell,
Ltd., Class A 7,438 52,101
Apar Industries, Ltd., Class A 1,051 106,871
Apollo Tyres, Ltd. 182,554 937,166
Arvind, Ltd. 90,881 327,892
*Ashoka Buildcon, Ltd., Class
A 70,172 161,262
Aster DM Healthcare, Ltd. 9,232 63,750
Atul, Ltd. 152 11,503
Aurobindo Pharma, Ltd., Class
A 132,932 1,729,658
Automotive Axles, Ltd. 1,547 33,178
Shares Value
INDIA — (Continued)
Avadh Sugar & Energy, Ltd. 3,514 $ 18,541
Avanti Feeds, Ltd., Class A 30,098 234,019
*AWL Agri Business, Ltd. 836 2,502
Axis Bank, Ltd. 1,085,275 13,236,579
Axis Bank, Ltd., GDR 475 28,880
*Bajaj Consumer Care, Ltd. 5,072 12,922
*Bajaj Hindusthan Sugar, Ltd. 429,962 114,560
Bajaj Holdings & Investment,
Ltd. 5,619 895,653
Balmer Lawrie & Co., Ltd. 24,380 58,546
Balrampur Chini Mills, Ltd. 90,058 603,531
Banco Products India, Ltd. 2,900 19,592
Bandhan Bank, Ltd. 326,382 626,245
Bank of Baroda, Class A 441,743 1,199,531
Bank of India, Class A 173,923 221,139
Bank of Maharashtra, Class A 493,182 315,731
Bannari Amman Sugars, Ltd.,
Class F 856 36,724
BCL Industries, Ltd. 46,477 23,334
Bhansali Engineering
Polymers, Ltd. 40,610 53,549
Bharat Bijlee, Ltd. 3,673 124,934
Bharat Heavy Electricals, Ltd. 278,758 758,799
*Bharat Wire Ropes, Ltd. 10,360 22,096
Biocon, Ltd. 151,865 678,548
Birla Corp., Ltd. 12,352 190,570
BirlaNu, Ltd. 224 5,890
*BL Kashyap & Sons, Ltd. 12,856 11,596
Bliss GVS Pharma, Ltd., Class
A 15,118 30,431
*Bluspring Enterprises, Ltd. 16,247 16,244
Bombay Burmah Trading Co. 8,542 184,962
BSE, Ltd., Class A 6,522 180,727
Canara Bank, Class A 884,056 1,082,379
*Capacit'e Infraprojects, Ltd. 32,216 112,776
*Cartrade Tech, Ltd. 14,295 356,809
Ceat, Ltd., Class A 13,262 501,617
Century Enka, Ltd. 6,304 37,256
Chambal Fertilisers and
Chemicals, Ltd. 113,794 668,874
Cholamandalam Financial
Holdings, Ltd. 11,002 237,086
CIE Automotive India, Ltd. 52,860 242,671
*Cigniti Technologies, Ltd. 84 1,589
Cipla, Ltd. 8 142
City Union Bank, Ltd. 190,473 465,926
CMS Info Systems, Ltd., Class
A 2 10
Cochin Shipyard, Ltd., Class A 22,780 460,495
Confidence Petroleum India,
Ltd. 19,193 11,398
Container Corp. of India, Ltd.,
Class A 5 33
Coromandel International, Ltd.,
Class A 6,399 196,604
Cosmo First, Ltd. 5,417 62,927
*CSB Bank, Ltd., Class H 25,508 122,359
Cyient, Ltd. 23,953 329,659

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
Dalmia Bharat Sugar &
Industries, Ltd. 5,077 $ 21,395
Dalmia Bharat, Ltd. 24,517 625,668
Datamatics Global Services,
Ltd., Class H 6,474 72,468
DB Corp., Ltd. 21,876 67,365
DCB Bank, Ltd. 83,600 128,427
DCM Shriram Industries, Ltd. 14,394 27,691
DCM Shriram, Ltd. 8,989 146,699
*DCW, Ltd. 89,146 78,156
Deep Industries, Ltd. 12,253 66,812
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 49,906 910,854
*Delhivery, Ltd. 113,273 549,886
Delta Corp., Ltd. 67,507 65,905
Dhampur Bio Organics, Ltd. 236 213
*Dhanlaxmi Bank, Ltd. 32,636 10,059
Dhanuka Agritech, Ltd. 1,199 26,146
*Digitide Solutions, Ltd. 16,247 43,139
Dilip Buildcon, Ltd. 21,500 118,080
*Dishman Carbogen Amcis,
Ltd. 25,779 74,822
DLF, Ltd. 93,739 839,222
Dollar Industries, Ltd. 1,321 5,740
Dr. Reddy's Laboratories, Ltd. 4,220 61,196
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 176,945 2,516,158
*EID Parry India, Ltd. 43,395 611,056
Eimco Elecon India, Ltd.,
Class A 1,118 28,785
Electrosteel Castings, Ltd. 188,583 238,854
Engineers India, Ltd. 75,069 183,210
EPL, Ltd. 46,964 119,535
Equitas Small Finance Bank,
Ltd., Class A 50,685 34,288
Escorts Kubota, Ltd. 3,117 119,529
*Eternal, Ltd. 76,384 268,394
*Eureka Forbes, Ltd. 25,646 163,408
Everest Kanto Cylinder, Ltd. 18,903 27,790
Excel Industries, Ltd. 991 15,343
Exide Industries, Ltd., Class F 224,181 983,493
Expleo Solutions, Ltd., Class A 1,455 20,058
FDC, Ltd. 8,479 46,398
Federal Bank, Ltd. 831,644 1,921,828
*Federal-Mogul Goetze India,
Ltd. 2,481 16,285
FIEM Industries, Ltd. 56 1,230
Filatex India, Ltd. 43,960 27,792
Finolex Cables, Ltd. 38,208 385,335
Finolex Industries, Ltd. 107,374 252,823
Firstsource Solutions, Ltd. 185,332 722,932
Fortis Healthcare, Ltd., Class A 51,313 502,271
G R Infraprojects, Ltd. 9,696 134,838
Gabriel India, Ltd. 1,668 19,751
GAIL India, Ltd. 1,163,360 2,359,689
Garware Hi-Tech Films, Ltd. 3,768 148,769
Gateway Distriparks, Ltd. 106,752 86,329
ΩGeneral Insurance Corp. of
India 18,406 82,397
Shares Value
INDIA — (Continued)
Genus Power Infrastructures,
Ltd. 10,230 $ 41,615
Geojit Financial Services, Ltd.,
Class A 28,823 24,036
GHCL Textiles, Ltd. 44,928 45,124
GHCL, Ltd. 26,191 178,436
Gland Pharma, Ltd., Class A 5,800 136,712
Glenmark Pharmaceuticals,
Ltd. 47,479 1,156,694
Globus Spirits, Ltd. 6,773 99,056
GM Breweries, Ltd. 610 4,802
GNA Axles, Ltd. 1,670 5,817
Godawari Power and Ispat,
Ltd. 135,157 299,618
Godfrey Phillips India, Ltd. 4,125 429,011
*Godrej Industries, Ltd., Class
A 104 1,362
Goldiam International, Ltd. 11,825 46,227
Goodluck India, Ltd., Class A 7,083 89,444
Goodyear India, Ltd. 36 403
Granules India, Ltd. 81,173 440,064
Graphite India, Ltd. 37,070 242,376
Grasim Industries, Ltd. 84,581 2,651,787
Grauer & Weil India, Ltd. 872 1,003
Great Eastern Shipping Co.,
Ltd. (The) 51,255 549,946
Greaves Cotton, Ltd., Class A 58,977 152,299
Greenpanel Industries, Ltd. 21,852 73,303
Gujarat Alkalies & Chemicals,
Ltd. 7,014 46,568
Gujarat Ambuja Exports, Ltd. 59,820 75,295
Gujarat Mineral Development
Corp., Ltd. 34,868 156,749
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 31,162 192,382
Gujarat Pipavav Port, Ltd. 89,305 161,312
Gujarat State Petronet, Ltd. 103,851 373,738
Gulf Oil Lubricants India, Ltd. 92 1,269
Harsha Engineers
International, Ltd. 3,908 18,510
HBL Engineering, Ltd. 32,217 215,960
HDFC Bank, Ltd. 30,878 711,403
HDFC Bank, Ltd., Sponsored
ADR 98,494 7,561,384
HEG, Ltd. 47,287 309,367
HeidelbergCement India, Ltd.,
Class A 4,085 9,928
Heritage Foods, Ltd. 264 1,447
Hero MotoCorp, Ltd., Class A 12,357 601,030
HFCL, Ltd. 312,664 269,730
Hikal, Ltd. 9,131 33,679
Himadri Speciality Chemical,
Ltd. 145,702 786,819
Himatsingka Seide, Ltd. 33,845 53,851
Hindalco Industries, Ltd., Class
H 669,572 5,220,978
HI-Tech Pipes, Ltd., Class A 64,301 66,166
Honda India Power Products,
Ltd. 1,590 52,324

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
Huhtamaki India, Ltd. 3,059 $ 7,690
I G Petrochemicals, Ltd. 833 4,592
ICICI Bank, Ltd. 2,974 50,294
IDFC First Bank, Ltd. 1,486,276 1,166,642
IFGL Refractories, Ltd., Class
A 3,026 8,076
IIFL Capital Services, Ltd. 792 2,873
*India Cements, Ltd. (The) 24,797 104,483
*India Glycols, Ltd. 12,233 239,105
India Nippon Electricals, Ltd. 2,433 21,163
Indian Bank 131,039 930,001
Indian Hume Pipe Co., Ltd.
(The) 5,031 23,521
Indian Metals & Ferro Alloys,
Ltd. 9,884 82,419
*Indian Overseas Bank 51,205 21,955
Indo Count Industries, Ltd. 33,762 104,583
Indoco Remedies, Ltd. 14,130 51,270
*Indus Towers, Ltd. 603,731 2,501,798
*IndusInd Bank, Ltd., Class H 89,982 820,635
Infibeam Avenues, Ltd. 677,989 121,281
*Infibeam Avenues, Ltd. 170,132 17,985
Info Edge India, Ltd. 102,209 1,624,516
Insecticides India, Ltd., Class
A 2,793 34,191
IOL Chemicals and
Pharmaceuticals, Ltd. 57,368 67,559
Ipca Laboratories, Ltd. 11,871 199,737
IRCON International, Ltd.,
Class A 126,243 255,602
ISGEC Heavy Engineering,
Ltd. 4,085 50,886
ITD Cementation India, Ltd. 5,722 50,800
J Kumar Infraprojects, Ltd.,
Class A 21,300 171,241
Jagran Prakashan, Ltd. 15,528 12,939
*Jain Irrigation Systems, Ltd. 159,890 93,453
Jammu & Kashmir Bank, Ltd.
(The), Class A 146,157 173,722
Jindal Drilling & Industries, Ltd. 5,637 41,606
Jindal Poly Films, Ltd. 1,124 7,436
Jindal Saw, Ltd. 176,018 422,831
Jindal Stainless, Ltd. 82,463 653,406
Jindal Steel & Power, Ltd.,
Class A 204,585 2,253,737
Jio Financial Services, Ltd. 11,335 42,604
JK Lakshmi Cement, Ltd. 22,037 244,360
JK Paper, Ltd. 36,204 148,290
JK Tyre & Industries, Ltd.,
Class A 88,151 337,162
JSW Energy, Ltd. 115,466 678,900
JSW Steel, Ltd. 272,299 3,258,620
Jubilant Ingrevia, Ltd. 19,649 175,565
Jubilant Pharmova, Ltd., Class
A 27,615 376,433
Kalpataru Projects
International, Ltd. 11,063 144,907
Kalyani Steels, Ltd. 9,491 96,434
Karnataka Bank, Ltd. (The) 109,404 225,630
Shares Value
INDIA — (Continued)
Karur Vysya Bank, Ltd. (The) 214,203 $ 644,574
Kaveri Seed Co., Ltd. 7,788 98,676
KCP, Ltd. (The) 41,574 96,343
KEC International, Ltd., Class
A 17,236 169,509
*Kellton Tech Solutions, Ltd. 134,555 43,746
Keystone Realtors, Ltd. 8,267 58,648
Kirloskar Brothers, Ltd. 1,698 38,204
Kirloskar Ferrous Industries,
Ltd. 2,567 17,836
Kirloskar Industries, Ltd. 644 31,677
Kirloskar Oil Engines, Ltd. 23,451 242,063
Kitex Garments, Ltd. 12,729 33,029
KNR Constructions, Ltd. 89,051 217,497
Kolte-Patil Developers, Ltd. 2 10
Kopran, Ltd. 5,088 9,358
Kotak Mahindra Bank, Ltd.,
Class A 95,257 2,151,578
KRBL, Ltd. 32,333 141,976
Krsnaa Diagnostics, Ltd.,
Class F 9,290 91,353
Larsen & Toubro, Ltd. 42,360 1,758,497
Laxmi Organic Industries, Ltd.,
Class A 37,307 86,932
LG Balakrishnan & Bros, Ltd. 9,778 140,622
Lincoln Pharmaceuticals, Ltd. 4,052 24,675
LT Foods, Ltd. 56,632 314,487
Lumax Auto Technologies, Ltd. 196 2,465
Lumax Industries, Ltd. 285 12,686
Lupin, Ltd., Class A 31,577 695,389
LUX Industries, Ltd., Class A 3,809 59,962
Maharashtra Seamless, Ltd. 24,590 196,709
Mahindra & Mahindra, Ltd. 172,559 6,309,722
*Man Industries India, Ltd. 13,206 67,463
Manali Petrochemicals, Ltd. 27,921 21,661
Mangalam Cement, Ltd., Class
A 5,567 45,118
Marksans Pharma, Ltd., Class
A 44,119 114,555
Maruti Suzuki India, Ltd. 1,160 166,958
Mastek, Ltd., Class R 3,872 106,822
*Max Estates, Ltd. 220 1,216
Mayur Uniquoters, Ltd. 8,317 52,518
Mazagon Dock Shipbuilders,
Ltd. 5,174 163,680
*Meghmani Organics, Ltd.,
Class A 34,454 39,001
MM Forgings, Ltd. 4,550 17,855
MOIL, Ltd. 41,248 161,392
Monte Carlo Fashions, Ltd.,
Class A 5,922 39,308
*Morepen Laboratories, Ltd. 255,858 170,721
MRF, Ltd. 917 1,547,669
Natco Pharma, Ltd. 35,140 382,454
National Aluminium Co., Ltd.,
Class A 460,688 973,244
National Fertilizers, Ltd. 58,337 65,057
Nava, Ltd. 72,651 522,124
Navneet Education, Ltd. 39,301 66,808

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
NCC, Ltd. 483,314 $ 1,201,185
NCL Industries, Ltd. 7,707 19,320
NESCO, Ltd. 12,308 193,699
Neuland Laboratories, Ltd.,
Class A 596 90,361
NIIT Learning Systems, Ltd. 7,301 26,496
NIIT, Ltd. 24,329 32,109
Nilkamal, Ltd. 549 10,566
Nitin Spinners, Ltd. 10,599 44,496
NMDC, Ltd., Class H 1,697,696 1,371,936
NOCIL, Ltd. 46,704 98,970
NRB Bearings, Ltd., Class A 17,518 57,794
*Nuvoco Vistas Corp., Ltd. 24,089 118,398
Oberoi Realty, Ltd. 15,890 295,693
*Onesource Specialty Pharma,
Ltd., Class H 3 68
Orient Cement, Ltd. 24,340 68,709
*Orient Green Power Co., Ltd.,
Class A 324,511 52,011
Panama Petrochem, Ltd.,
Class A 6,619 27,187
Parag Milk Foods, Ltd. 28,496 80,005
*Paramount Communications,
Ltd. 54,192 34,576
*Patel Engineering, Ltd. 234,011 99,323
PCBL CHEMICAL, Ltd. 97,750 439,658
*Pennar Industries, Ltd., Class
H 49,116 134,505
Petronet LNG, Ltd. 395,614 1,301,570
Piramal Pharma, Ltd. 216,489 486,934
PNB Gilts, Ltd. 10,669 13,055
PNC Infratech, Ltd., Class A 18,292 65,422
Polyplex Corp., Ltd., Class G 22,535 288,612
Power Mech Projects, Ltd. 2,682 95,696
Prakash Industries, Ltd. 46,217 93,195
Prakash Pipes, Ltd., Class R 5,439 22,604
Prataap Snacks, Ltd., Class F 613 6,803
Precision Wires India, Ltd. 589 1,202
Prestige Estates Projects, Ltd. 37,040 687,745
Punjab National Bank 872,265 1,049,322
*PVR Inox, Ltd., Class A 24,421 278,727
Quess Corp., Ltd. 16,247 54,640
Rain Industries, Ltd. 55,159 98,866
Rallis India, Ltd. 49,738 213,746
Ramco Cements, Ltd. (The) 55,960 752,021
*Ramky Infrastructure, Ltd. 5,854 39,238
Rane Holdings, Ltd. 2,449 42,531
Rashtriya Chemicals &
Fertilizers, Ltd. 76,608 133,253
*Raymond Lifestyle, Ltd. 9,328 122,288
*Raymond Realty, Ltd. 17,726 139,544
*Raymond, Ltd., Class A 17,726 135,294
RBL Bank, Ltd. 238,812 727,433
Redington, Ltd. 307,681 878,800
Reliance Industries, Ltd. 1,738,593 27,591,626
Reliance Industries, Ltd., Class
A, GDR 53,204 3,351,852
Rhi Magnesita India, Ltd.,
Class A 28,728 164,303
Shares Value
INDIA — (Continued)
Rico Auto Industries, Ltd. 13,735 $ 11,170
RITES, Ltd. 18,218 53,397
*RPSG Ventures, Ltd. 5,073 57,848
*RSWM, Ltd. 4,828 8,686
Rupa & Co., Ltd., Class F 6,251 15,171
*Sagar Cements, Ltd., Class F 17,794 49,497
Samvardhana Motherson
International, Ltd. 2,536,033 2,813,126
Sandhar Technologies, Ltd. 6,350 35,393
Sangam India, Ltd., Class A 3,736 18,484
Sanghvi Movers, Ltd., Class A 4,788 14,823
Sarda Energy & Minerals, Ltd. 24,234 123,800
Sasken Technologies, Ltd. 2,170 36,767
Savita Oil Technologies, Ltd. 5,256 24,063
*SEAMEC, Ltd. 2,505 22,767
*Selan Exploration
Technology, Ltd. 4,541 31,018
Senco Gold, Ltd. 22,785 81,361
Seshasayee Paper & Boards,
Ltd. 10,025 31,025
SH Kelkar & Co., Ltd., Class A 25,145 73,846
Shalby, Ltd. 7,926 18,968
Shankara Building Products,
Ltd. 2,226 29,538
Sharda Cropchem, Ltd. 15,007 194,880
*Sheela Foam, Ltd. 15,769 119,214
*Shilpa Medicare, Ltd. 21,811 221,163
Shipping Corp. of India Land
And Assets, Ltd. 16,981 9,791
Shipping Corp. of India, Ltd. 98,865 243,690
Shree Cement, Ltd., Class A 52 18,289
Shyam Metalics & Energy, Ltd. 28,619 322,328
*SIS, Ltd., Class R 16,743 73,854
Siyaram Silk Mills, Ltd. 8,410 60,392
Snowman Logistics, Ltd.,
Class A 16,183 10,028
Sobha, Ltd. 10,827 197,719
Somany Ceramics, Ltd., Class
F 3,102 19,124
South Indian Bank, Ltd. (The) 734,208 249,014
*SP Apparels, Ltd. 3,114 29,256
*Star Cement, Ltd. 91,561 250,082
State Bank of India, Class A 810,912 7,373,758
State Bank of India, Class A,
GDR 5,954 545,982
Steel Authority of India, Ltd.,
Class A 292,246 414,355
*Sterlite Technologies, Ltd. 2,619 3,585
*STL Networks, Ltd., Class A 2,619 773
Strides Pharma Science, Ltd. 7,567 75,507
Subros, Ltd. 2,395 23,379
Sun TV Network, Ltd. 46,467 298,565
Sundaram-Clayton, Ltd. 596 13,277
*Sunflag Iron & Steel Co., Ltd.,
Class A 12,331 40,597
Sunteck Realty, Ltd., Class A 25,368 113,781
Surya Roshni, Ltd. 39,774 150,085
Swan Energy, Ltd. 5,099 27,201

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDIA — (Continued)
Talbros Automotive
Components, Ltd. 9,056 $ 29,882
Tamil Nadu Newsprint &
Papers, Ltd. 6,781 12,427
Tamilnad Mercantile Bank,
Ltd., Class A 24,174 125,729
*TARC, Ltd., Class A 19,595 41,343
Tata Chemicals, Ltd. 79,844 895,569
Tata Consumer Products, Ltd. 8,674 106,268
Tata Motors, Ltd. 619,236 4,707,604
Tata Steel, Ltd. 3,740,388 6,743,896
TD Power Systems, Ltd. 420 2,446
Techno Electric & Engineering
Co., Ltd. 3,187 52,983
Texmaco Rail & Engineering,
Ltd. 106,784 179,378
*Thirumalai Chemicals, Ltd. 11,807 40,301
Thomas Cook India, Ltd.,
Class R 50,965 98,522
Time Technoplast, Ltd. 85,269 455,018
Titagarh Rail System, Ltd. 388 3,810
TransIndia Real Estate, Ltd.,
Class H 23,804 9,006
Trident, Ltd. 36,019 12,331
Triveni Engineering &
Industries, Ltd., Class A 47,779 187,546
TV Today Network, Ltd. 9,252 16,267
TVS Holdings, Ltd. 596 78,406
TVS Srichakra, Ltd. 1,371 47,316
Uflex, Ltd. 11,267 76,085
Ujjivan Small Finance Bank,
Ltd. 319,274 161,352
*Unichem Laboratories, Ltd. 8,655 61,599
Union Bank of India, Ltd. 726,103 1,085,523
Universal Cables, Ltd. 3,254 27,782
UPL, Ltd. 150,106 1,206,006
UPL, Ltd. 7,613 44,827
Usha Martin, Ltd. 5,282 22,771
UTI Asset Management Co.,
Ltd., Class A 7,222 109,634
VA Tech Wabag, Ltd. 13,556 245,389
Vardhman Special Steels, Ltd. 6,543 20,137
Vardhman Textiles, Ltd. 33,106 165,117
*Vascon Engineers, Ltd.,
Class A 28,254 17,391
Vedanta, Ltd. 211,319 1,026,818
Veedol Corporation, Ltd. 1,600 30,347
Venky's India, Ltd. 3,160 54,529
Vesuvius India, Ltd. 5,920 34,851
Vindhya Telelinks, Ltd. 1,406 25,570
Visaka Industries, Ltd. 4,990 4,798
Voltamp Transformers, Ltd. 361 36,414
Welspun Corp., Ltd. 75,008 797,100
Welspun Enterprises, Ltd. 19,917 111,887
Welspun Living, Ltd., Class A 64,589 92,962
West Coast Paper Mills, Ltd.,
Class A 11,191 67,920
Wheels India, Ltd. 3,122 27,254
Wipro, Ltd. 584,144 1,655,765
Shares Value
INDIA — (Continued)
#Wipro, Ltd., Sponsored ADR 410,208 $ 1,115,766
Wonderla Holidays, Ltd. 710 5,152
*Yes Bank, Ltd. 3,475,215 750,594
Zee Entertainment Enterprises,
Ltd. 390,977 527,514
Zensar Technologies, Ltd. 36,262 333,710
Zydus Lifesciences, Ltd. 32,748 362,551
Zydus Wellness, Ltd. 7,998 185,262
TOTAL INDIA 190,738,530
INDONESIA — (1.5%)
ABM Investama TBK PT 227,100 40,576
Adi Sarana Armada TBK PT 518,600 26,789
AKR Corporindo TBK PT 325,800 26,531
*Alam Sutera Realty TBK PT 2,964,400 28,104
Alamtri Minerals Indonesia
TBK PT 1,485,000 100,173
Alamtri Resources Indonesia
Tbk PT 120,000 13,491
Aneka Tambang TBK, Class H 3,203,600 554,862
Aspirasi Hidup Indonesia TBK
PT, Class A 3,908,700 111,643
Astra Agro Lestari TBK PT 212,600 87,857
Astra International TBK PT 9,333,500 2,892,789
Astra Otoparts TBK PT 293,900 38,401
Bank BTPN Syariah TBK PT 744,200 63,769
Bank Maybank Indonesia TBK
PT 1,396,200 17,479
Bank Negara Indonesia
Persero TBK PT 5,007,100 1,220,205
*Bank Neo Commerce TBK PT 1,070,300 15,741
Bank OCBC Nisp TBK PT 1,629,400 131,699
Bank Pan Indonesia TBK PT 1,809,200 123,142
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 677,100 32,302
Bank Pembangunan Daerah
Jawa Timur TBK PT 391,900 12,027
Bank Tabungan Negara
Persero TBK PT 2,758,612 186,925
Blue Bird TBK PT 274,900 32,577
*Buana Lintas Lautan TBK PT 8,144,900 66,822
Bukit Asam TBK PT 2,099,400 308,754
*Buma Internasional Grup
TBK PT 976,600 21,603
*Bumi Resources Minerals
TBK PT 10,635,100 277,915
*Bumi Resources TBK PT 37,556,300 253,342
*Bumi Serpong Damai TBK
PT, Class F 2,000,000 96,019
Ciputra Development TBK PT,
Class A 4,327,500 241,951
Dayamitra Telekomunikasi PT 7,000,200 246,741
Dharma Satya Nusantara TBK
PT, Class A 2,090,400 174,676
Elang Mahkota Teknologi TBK
PT 5,801,300 220,347
Elnusa TBK PT 3,456,800 102,517
*Energi Mega Persada TBK PT 8,604,800 308,528
Erajaya Swasembada TBK PT 4,559,600 134,668

Dimensional Emerging Markets Value ETF
continued
Shares Value
INDONESIA — (Continued)
ESSA Industries Indonesia
TBK PT 3,567,700 $ 136,594
Gajah Tunggal TBK PT 552,700 35,268
Gudang Garam TBK PT, Class
A 235,700 126,408
*Harum Energy TBK PT 1,199,500 57,588
Indah Kiat Pulp & Paper TBK
PT 1,218,300 503,460
Indika Energy TBK PT 839,100 68,332
Indo Tambangraya Megah
TBK PT 167,100 233,564
Indocement Tunggal Prakarsa
TBK PT 485,700 154,964
Indofood Sukses Makmur TBK
PT 2,131,200 1,104,131
*Integra Indocabinet TBK PT 190,400 4,513
Japfa Comfeed Indonesia TBK
PT 2,947,800 286,629
Kawasan Industri Jababeka
TBK PT 9,615,700 110,445
*Lippo Karawaci TBK PT 7,979,300 40,248
Medco Energi Internasional
TBK PT 3,965,200 309,650
*Media Nusantara Citra TBK
PT 2,638,200 40,403
*Merdeka Battery Materials
TBK PT 8,220,300 239,790
Metrodata Electronics TBK PT 2,381,800 86,124
Mitra Adiperkasa TBK PT 2,647,400 189,042
*MNC Land TBK PT 2,089,600 21,461
Pabrik Kertas Tjiwi Kimia TBK
PT, Class A 359,900 134,511
Pakuwon Jati TBK PT 7,328,200 156,763
*Panin Financial TBK PT 6,732,700 103,926
*PP Persero TBK PT 2,100,000 49,262
Puradelta Lestari TBK PT 3,002,600 25,181
Rukun Raharja TBK PT 275,600 43,714
Salim Ivomas Pratama TBK PT 989,600 40,294
Sampoerna Agro TBK PT 69,400 12,653
Samudera Indonesia TBK PT 2,451,400 48,864
Sarana Menara Nusantara
TBK PT 7,015,200 260,059
Semen Indonesia Persero
TBK PT 1,542,775 230,643
*Siloam International Hospitals
TBK PT 1,600 205
Sumber Tani Agung
Resources TBK PT, Class A 926,500 52,645
Summarecon Agung TBK PT 5,128,900 128,417
Surya Citra Media TBK PT 9,860,300 110,857
Surya Semesta Internusa TBK
PT, Class F 2,382,200 376,404
Tempo Scan Pacific TBK PT 275,100 36,781
Timah TBK PT 1,190,200 73,054
Trimegah Bangun Persada
TBK PT, Class A 3,029,300 131,629
Triputra Agro Persada PT 1,602,900 141,246
Tunas Baru Lampung TBK PT 492,400 23,939
Shares Value
INDONESIA — (Continued)
Ultrajaya Milk Industry &
Trading Co. TBK PT 386,300 $ 30,402
United Tractors TBK PT 747,300 1,096,767
Vale Indonesia TBK PT 807,869 169,380
*<Wijaya Karya Persero TBK
PT 672,000 6,248
XLSMART Telecom Sejahtera
TBK PT 2,526,080 386,856
TOTAL INDONESIA 15,830,279
KOREA, REPUBLIC OF — (11.9%)
Advanced Process Systems
Corp., Class A 4,297 56,114
#Aekyung Chemical Co., Ltd. 9,491 81,852
*AeroSpace Technology of
Korea, Inc. 17,367 8,591
AJ Networks Co., Ltd. 7,459 22,913
Ajin Industrial Co., Ltd. 10,771 21,592
*ALUKO Co., Ltd., Class H 25,316 43,629
Asia Cement Co., Ltd. 4,339 44,679
ASIA Holdings Co., Ltd. 284 68,911
Asia Paper Manufacturing Co.,
Ltd., Class F 8,101 46,732
BH Co., Ltd. 9,645 102,236
Binggrae Co., Ltd. 1,075 63,099
#BNK Financial Group, Inc. 73,734 775,728
Bookook Securities Co., Ltd. 558 21,285
Byucksan Corp. 10,925 17,607
*Choil Aluminum Co., Ltd. 14,459 15,796
Chongkundang Holdings
Corp., Class A 549 19,596
*CJ CGV Co., Ltd. 5,296 19,629
CJ CheilJedang Corp. 3,560 645,616
#CJ Corp. 5,701 638,012
*CJ ENM Co., Ltd. 4,183 197,869
CJ Freshway Corp. 3,045 64,334
CJ Logistics Corp., Class H 3,627 232,768
Cosmax, Inc. 779 141,274
Cowintech Co., Ltd., Class F 713 6,427
Cuckoo Homesys Co., Ltd. 2,556 51,330
Dae Won Kang Up Co., Ltd. 12,599 33,523
Daechang Forging Co., Ltd. 2,974 13,081
Daeduck Electronics Co., Ltd. 11,288 194,536
Daehan Steel Co., Ltd. 1,243 15,067
Daesang Corp. 8,327 141,405
Daesang Holdings Co., Ltd. 9,797 70,927
#*Daewoo Engineering &
Construction Co., Ltd. 70,812 191,480
Daewoong Co., Ltd. 3,188 53,677
Daishin Securities Co., Ltd.,
Class A 6,119 112,735
DB HiTek Co., Ltd. 20,592 678,580
DB Insurance Co., Ltd. 9,492 876,100
DB Securities Co., Ltd., Class
A 9,909 64,093
*DE&T Co., Ltd. 2,839 15,047
DI Dong Il Corp., Class A 1,588 48,952
*DKME, Class A 66,230 23,879
DL Holdings Co., Ltd. 4,785 174,245

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
<DMS Co., Ltd. 2,720 $ 9,312
DN Automotive Corp., Class A 9,742 203,719
Dong-A Socio Holdings Co.,
Ltd. 1,314 106,121
Dongbang Transport Logistics
Co., Ltd., Class A 21,415 47,793
Dongkuk Holdings Co., Ltd. 879 5,343
Dongkuk Industries Co., Ltd. 8,711 24,403
Dongkuk Steel Mill Co., Ltd. 14,755 114,695
Dongsung Chemical Co., Ltd. 11,872 37,325
Dongwha Pharm Co., Ltd. 5,117 24,759
Dongwon Industries Co., Ltd. 1,691 55,906
Doosan Bobcat, Inc. 24,590 982,323
Doosan Co., Ltd. 1,614 699,462
DY POWER Corp. 1,529 14,763
Easy Holdings Co., Ltd., Class
A 12,777 34,504
Ecoplastic Corp. 7,894 20,350
Elentec Co., Ltd. 2,578 15,095
E-MART, Inc. 5,771 371,611
ENF Technology Co., Ltd. 4,925 150,755
Eugene Investment &
Securities Co., Ltd. 31,433 76,611
FarmStory Co., Ltd., Class A 24,573 21,759
*Gaon Cable Co., Ltd., Class A 1,817 83,198
GOLFZON Co., Ltd. 1,199 57,668
GS Engineering &
Construction Corp. 24,394 340,369
GS Global Corp. 23,195 44,908
#GS Holdings Corp. 17,813 633,243
*GS P&L Co., Ltd. 2,323 64,407
GS Retail Co., Ltd., Class A 13,966 164,253
HAESUNG DS Co., Ltd. 5,405 95,293
Haesung Industrial Co., Ltd.,
Class H 4,295 24,033
Hana Financial Group, Inc.,
Class A 83,232 5,125,478
Hana Pharm Co., Ltd., Class A 2,191 18,911
Handsome Co., Ltd., Class A 3,001 35,316
Hanil Cement Co., Ltd. 6,098 91,461
Hanil Holdings Co., Ltd. 4,288 57,913
Hanjin Transportation Co., Ltd. 2,403 36,215
Hankook Tire & Technology
Co., Ltd. 30,595 980,637
HanmiGlobal Co., Ltd. 3,392 48,160
#*Hanon Systems, Class A 63,820 150,944
Hansae Co., Ltd. 4,764 36,173
Hansol Paper Co., Ltd. 4,479 27,614
Hansol Technics Co., Ltd. 5,416 23,589
Hanwha Aerospace Co., Ltd. 1,355 973,161
Hanwha Corp. 9,551 687,330
*Hanwha Galleria Corp. 26,996 22,289
*Hanwha General Insurance
Co., Ltd. 21,352 92,687
*Hanwha Investment &
Securities Co., Ltd. 14,371 60,725
*Hanwha Life Insurance Co.,
Ltd. 74,609 187,222
#Hanwha Solutions Corp. 28,534 631,666
Shares Value
KOREA, REPUBLIC OF — (Continued)
Hanwha Systems Co., Ltd. 372 $ 15,934
*Hanwha Vision Co., Ltd. 1,401 62,433
Hanyang Eng Co., Ltd. 1,739 23,349
Hanyang Securities Co., Ltd.,
Class A 4,524 57,317
#Harim Holdings Co., Ltd. 23,939 161,745
HB SOLUTION Co., Ltd.,
Class A 1,478 2,473
#HD Hyundai Co., Ltd. 13,384 1,376,232
HD Hyundai Construction
Equipment Co., Ltd. 7,114 475,019
HD Hyundai Infracore Co., Ltd. 53,162 590,731
HD HYUNDAI MIPO 26 3,975
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 2,121 549,062
HDC Holdings Co., Ltd. 10,397 173,183
HDC Hyundai Development
Co-Engineering & Construction 18,804 319,321
HK inno.N Corp. 4,217 136,837
HL Holdings Corp. 1,685 47,568
HL Mando Co., Ltd., Class A 12,796 321,100
HS Hyosung Advanced
Materials Corp. 502 71,528
*HS Hyosung Corp. 407 18,225
HS Industries Co., Ltd. 15,078 48,763
*Huneed Technologies 3,610 25,042
Huons Co., Ltd. 1,402 28,863
Husteel Co., Ltd. 2,303 7,448
Hwa Shin Co., Ltd. 7,628 48,294
Hwacheon Machinery Co., Ltd. 5,685 23,202
Hwaseung Enterprise Co.,
Ltd., Class A 2,124 11,533
Hyosung Corp. 2,200 138,016
Hyosung Heavy Industries
Corp. 2,002 1,769,867
Hyosung TNC Corp. 1,084 184,471
Hyundai Bioland Co., Ltd. 4,529 16,198
Hyundai BNG Steel Co., Ltd. 1,181 10,773
#Hyundai Department Store
Co., Ltd. 5,519 281,362
HYUNDAI EVERDIGM Corp. 5,007 29,028
Hyundai Glovis Co., Ltd. 10,026 1,066,365
Hyundai Green Food 6,225 78,284
Hyundai Livart Furniture Co.,
Ltd. 2,127 12,178
*Hyundai Marine & Fire
Insurance Co., Ltd. 22,678 430,077
Hyundai Motor Co. 48,753 7,488,022
Hyundai Motor Securities Co.,
Ltd. 9,209 56,245
Hyundai Steel Co. 21,866 562,890
Hyundai Wia Corp., Class A 4,259 153,094
HyVision System, Inc. 1,189 13,101
Iljin Electric Co., Ltd. 8,115 248,986
Iljin Holdings Co., Ltd. 4,006 17,390
Ilyang Pharmaceutical Co.,
Ltd. 4,618 44,222
iM Financial Group Co., Ltd. 60,185 601,937
iMarketKorea, Inc. 4,447 26,840

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Industrial Bank of Korea, Class
A 94,297 $ 1,320,484
Innocean Worldwide, Inc. 8,295 117,834
InnoWireless Co., Ltd. 857 12,291
*Insun ENT Co., Ltd., Class A 6,166 23,298
*Interflex Co., Ltd. 3,627 23,931
IS Dongseo Co., Ltd. 3,652 53,590
*ITEK, Inc. 5,480 24,460
*Jahwa Electronics Co., Ltd. 8,348 110,520
JB Financial Group Co., Ltd. 34,434 573,569
*Jeju Semiconductor Corp. 1,650 17,966
Jinsung T.E.C. 1,520 13,240
Jungdawn Co., Ltd. 12,747 24,818
K Ensol Co., Ltd. 2,015 17,843
*<Kanglim Co., Ltd. 2,403 327
Kangnam Jevisco Co., Ltd. 1,126 10,279
Kangwon Land, Inc. 3,300 44,474
KB Financial Group, Inc.,
Class A 89,500 7,157,160
KB Financial Group, Inc.,
Class A, Sponsored ADR 1,396 110,493
KC Tech Co., Ltd. 876 19,171
KCC Glass Corp., Class F 2,430 56,685
KCTC 6,942 27,732
KEPCO Plant Service &
Engineering Co., Ltd. 347 13,061
KG Chemical Corp. 15,870 51,668
KG DONGBUSTEEL 12,210 52,299
KG Eco Solution Co., Ltd. 5,878 26,661
*KG Mobility Co. 21,122 53,765
KGMobilians Co., Ltd. 4,327 16,693
KISWIRE, Ltd. 3,376 44,184
KIWOOM Securities Co., Ltd. 3,547 551,181
Kolon Enp, Inc. 3,088 14,785
Kolon Industries, Inc. 6,804 202,383
Kolon Mobility Group Corp. 3,585 7,070
*Korea Circuit Co., Ltd. 5,967 51,762
Korea Electric Terminal Co.,
Ltd. 2,409 115,169
Korea Fuel-Tech Corp. 3,646 12,830
Korea Investment Holdings
Co., Ltd. 12,612 1,300,487
*Korea Line Corp. 69,178 92,384
Korea Movenex Co., Ltd. 6,300 19,034
Korea Petrochemical Ind Co.,
Ltd. 1,243 91,782
Korea Petroleum Industries
Co. 2,984 30,468
Korea United Pharm, Inc. 3,011 45,595
Korea Zinc Co., Ltd. 886 511,105
Korean Air Lines Co., Ltd. 71,762 1,226,391
Korean Reinsurance Co. 46,413 356,766
KSS LINE, Ltd. 5,055 38,456
KT Skylife Co., Ltd. 7,613 27,777
KT&G Corp., Class W 340 32,044
KTCS Corp. 6,951 13,558
Kumho Petrochemical Co., Ltd. 3,277 288,994
*Kumho Tire Co., Inc. 44,071 147,931
Shares Value
KOREA, REPUBLIC OF — (Continued)
Kwang Dong Pharmaceutical
Co., Ltd., Class A 9,432 $ 42,168
Kyeryong Construction
Industrial Co., Ltd., Class A 2,389 34,006
Kyobo Securities Co., Ltd. 11,111 69,704
Kyungbang Co., Ltd. 2,783 14,950
Kyung-In Synthetic Corp. 5,161 12,690
*LB Semicon, Inc. 15,927 46,111
LG Chem, Ltd. 14,266 3,101,528
LG Corp. 4,837 276,241
#*LG Display Co., Ltd. 97,422 761,505
*LG Display Co., Ltd.,
Sponsored ADR 25,795 101,116
LG Electronics, Inc. 44,186 2,466,106
#LG H&H Co., Ltd. 2,724 620,698
*LG HelloVision Co., Ltd. 11,224 23,916
LG Innotek Co., Ltd. 5,795 653,964
LG Uplus Corp., Class R 87,136 919,238
*LOT Vacuum Co., Ltd. 2,257 17,056
Lotte Chemical Corp. 4,675 224,176
Lotte Chilsung Beverage Co.,
Ltd. 1,555 145,767
Lotte Corp. 10,028 203,554
Lotte Innovate Co., Ltd. 2,269 35,504
*Lotte Non-Life Insurance Co.,
Ltd. 8,513 10,730
Lotte Rental Co., Ltd. 5,302 120,239
Lotte Shopping Co., Ltd. 4,322 223,767
Lotte Wellfood Co., Ltd. 905 80,529
LS Corp. 4,982 622,570
#LS Electric Co., Ltd. 2,099 469,959
*LVMC Holdings 23,579 33,478
LX Hausys, Ltd. 1,471 32,776
LX INTERNATIONAL Corp. 11,151 258,512
LX Semicon Co., Ltd. 4,420 175,296
Maeil Dairies Co., Ltd. 1,373 37,127
*MDS Tech, Inc. 5,095 5,048
MegaStudyEdu Co., Ltd. 1,837 66,364
#Meritz Financial Group, Inc. 4,021 335,760
*Mirae Asset Life Insurance
Co., Ltd. 11,187 60,017
#Mirae Asset Securities Co.,
Ltd. 56,701 780,518
Misto Holdings Corp. 2,902 75,229
*MONAYONGPYONG 11,813 37,139
*Motrex Co., Ltd. 3,213 21,431
*MS Autotech Co., Ltd. 11,819 23,991
Myoung Shin Industrial Co.,
Ltd., Class A 9,720 59,296
Namhae Chemical Corp. 10,955 59,641
Namyang Dairy Products Co.,
Ltd. 232 10,439
Nature Holdings Co., Ltd.
(The) 3,534 29,357
NCSoft Corp. 96 13,409
*Neowiz 8,757 156,601
Netmarble Corp. 7,217 310,162
New Power Plasma Co., Ltd. 11,260 45,063
Nexen Corp. 3,563 15,698

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Nexen Tire Corp. 10,152 $ 43,630
Nexteel Co., Ltd. 3,281 33,122
#NH Investment & Securities
Co., Ltd. 42,026 612,147
NICE Holdings Co., Ltd. 8,947 85,806
Nice Information &
Telecommunication, Inc. 928 16,395
Nong Shim Holdings Co., Ltd.,
Class H 520 30,935
NongShim Co., Ltd., Class A 1,292 360,545
Noroo Holdings Co., Ltd. 1,516 24,924
NOROO Paint & Coatings Co.,
Ltd., Class A 6,814 43,484
NOVAREX Co., Ltd. 4,744 64,790
OCI Co., Ltd. 1,585 66,175
#OCI Holdings Co., Ltd. 5,179 350,296
Orion Corp. 359 28,812
Otoki Corp. 609 174,997
Pan Ocean Co., Ltd. 103,224 313,364
Paradise Co., Ltd. 14,027 183,176
Partron Co., Ltd. 18,636 89,095
*PharmGen Science, Inc.,
Class A 6,057 20,353
Poongsan Corp., Class A 6,439 746,605
POSCO Holdings, Inc. 12,349 2,747,092
POSCO Holdings, Inc.,
Sponsored ADR 14,974 818,179
Posco International Corp. 776 27,307
POSCO Steeleon Co., Ltd. 1,135 34,415
*Power Logics Co., Ltd. 6,831 22,781
Protec Co., Ltd. 935 18,069
*RFTech Co., Ltd. 5,186 9,573
Sajodaerim Corp. 1,023 30,466
SAMHWA Paints Industrial
Co., Ltd. 4,562 20,396
Samji Electronics Co., Ltd. 1,704 14,560
Sammok S-Form Co., Ltd. 1,194 17,951
SAMPYO Cement Co., Ltd. 7,155 17,826
Samsung E&A Co., Ltd. 32,142 614,193
Samsung Electronics Co., Ltd. 113,528 5,845,038
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 4,737 5,954,409
Samsung Fire & Marine
Insurance Co., Ltd. 682 216,629
#*Samsung Heavy Industries
Co., Ltd. 37,970 521,307
#Samsung Life Insurance Co.,
Ltd. 18,308 1,662,083
Samsung SDI Co., Ltd. 16,473 2,387,563
Samsung Securities Co., Ltd. 11,937 609,417
SAMT Co., Ltd. 25,168 55,624
Samyang Corp. 1,158 44,172
Sangsin Energy Display
Precision Co., Ltd., Class A 4,055 26,550
SeAH Besteel Holdings Corp. 6,015 135,975
SeAH Holdings Corp. 112 10,507
SeAH Steel Corp. 763 83,078
SeAH Steel Holdings Corp.,
Class A 586 85,356
Shares Value
KOREA, REPUBLIC OF — (Continued)
Sekonix Co., Ltd. 5,321 $ 23,252
*Seoul Semiconductor Co.,
Ltd. 16,760 86,169
Seoyon Co., Ltd. 5,014 36,408
Seoyon E-Hwa Co., Ltd. 6,821 61,039
SGC Energy Co., Ltd. 2,177 38,460
Shin Heung Energy &
Electronics Co., Ltd. 7,901 24,157
Shindaeyang Paper Co., Ltd. 2,503 19,673
Shinhan Financial Group Co.,
Ltd. 80,862 3,964,967
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 19,226 936,306
Shinsegae International, Inc. 5,804 48,799
Shinsegae, Inc., Class A 2,356 291,867
Shinwon Corp. 22,323 28,298
SIMMTECH Co., Ltd. 12,271 203,956
SK Discovery Co., Ltd. 3,469 136,829
*SK Eternix Co., Ltd. 2,457 42,875
SK Gas, Ltd. 943 179,855
SK Hynix, Inc., Class A 94,041 18,546,448
*SK IE Technology Co., Ltd. 3,700 74,037
SK Innovation Co., Ltd. 15,870 1,234,766
SK Networks Co., Ltd. 38,388 126,502
SK, Inc., Class A 9,051 1,324,887
SL Corp. 6,287 151,418
SNT Motiv Co., Ltd. 5,071 121,034
S-Oil Corp. 15,566 703,770
Songwon Industrial Co., Ltd. 8,447 66,757
Suheung Co., Ltd., Class A 765 10,409
Sun Kwang Co., Ltd. 812 11,453
#Sung Kwang Bend Co., Ltd. 11,268 260,412
Sungshin Cement Co., Ltd. 2,513 19,081
Sungwoo Hitech Co., Ltd.,
Class A 21,344 91,729
Sunjin Co., Ltd. 3,066 28,608
TAEKYUNG BK Co., Ltd. 1,715 6,381
#*Taewoong Co., Ltd. 5,061 147,801
TechWing, Inc. 507 10,237
*Theragen Etex Co., Ltd. 11,338 24,486
TK Corp., Class A 5,718 94,833
TKG Huchems Co., Ltd. 7,171 91,266
*Tongyang Life Insurance Co.,
Ltd., Class A 8,380 51,061
Toptec Co., Ltd., Class A 6,802 24,156
TS Corp. 20,356 45,136
TYM Corp. 16,804 61,313
Unid Co., Ltd., Class A 2,143 130,113
Union Semiconductor
Equipment & Materials Co.,
Ltd. 6,975 36,062
Unitrontech Co., Ltd. 4,385 20,237
Value Added Technology Co.,
Ltd. 3,476 59,278
Vieworks Co., Ltd. 684 10,308
Vitzro Tech Co., Ltd. 5,486 33,902
WiSoL Co., Ltd. 6,011 28,997
Wonik Materials Co., Ltd. 2,897 49,822
Woojin, Inc. 4,018 32,305

Dimensional Emerging Markets Value ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Woongjin Thinkbig Co., Ltd. 7,607 $ 11,163
Woori Financial Group, Inc. 236,384 4,210,185
Woori Financial Group, Inc.,
Class A, ADR 4,382 231,764
Y G-1 Co., Ltd. 2,824 11,750
Youngone Corp. 1,509 65,831
Youngone Holdings Co., Ltd.,
Class A 1,659 168,795
Yuanta Securities Korea Co.,
Ltd. 32,364 86,698
Zinus, Inc. 2,794 43,518
TOTAL KOREA, REPUBLIC
OF 126,892,319
KUWAIT — (0.8%)
A'ayan Leasing & Investment
Co. KSCP 386,501 227,354
*Acico Industries Co. KSC 8,080 2,255
Agility Public Warehousing Co.
KSC 884,386 413,291
Al Ahli Bank of Kuwait KSCP 734,876 722,868
Al-Eid Food KSC 92,989 67,159
Burgan Bank SAK 543,117 443,723
Combined Group Contracting
Co. SAK 51,322 121,429
Gulf Bank KSCP 1,257,926 1,393,585
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 50,206 344,551
Heavy Engineering & Ship
Building Co. KSCP, Class A 40,053 113,353
Integrated Holding Co. KCSC 83,404 148,001
Kuwait Cement Co. KSC 128,738 147,249
Kuwait Insurance Co. SAK 12,962 22,281
Kuwait International Bank
KSCP 560,063 506,985
Mezzan Holding Co. KSCC,
Class A 32,897 133,523
Mobile Telecommunications
Co. KSCP 1,235,246 2,147,552
*Munshaat Real Estate
Projects Co. KSCP 31,270 19,927
National Bank of Kuwait SAKP,
Class K 86,841 297,700
*Warba Bank KSCP 1,780,814 1,612,044
TOTAL KUWAIT 8,884,830
MALAYSIA — (1.4%)
#Able Global BHD 51,000 17,937
#Aeon Co. M BHD 195,000 58,980
#*AFFIN Bank BHD 226,898 126,616
Alliance Bank Malaysia BHD 322,440 339,450
Allianz Malaysia BHD 15,500 63,308
AMMB Holdings BHD 813,200 962,875
#Axiata Group BHD 1,189,700 753,151
#Bank Islam Malaysia BHD 315,700 165,807
Batu Kawan BHD 8,300 36,625
#*Berjaya Corp. BHD 777,166 51,021
#*Berjaya Land BHD, Class F 264,900 17,391
Bumi Armada BHD 636,300 65,644
Shares Value
MALAYSIA — (Continued)
Cahya Mata Sarawak BHD,
Class A 46,100 $ 13,403
Cape Ems BHD 344,800 27,083
CIMB Group Holdings BHD 570,161 875,628
Crescendo Corp. BHD 32,300 9,088
#Dayang Enterprise Holdings
BHD 167,600 72,306
DRB-Hicom BHD 289,300 57,317
#Eastern & Oriental BHD,
Class A 447,100 87,533
#Eco World Development
Group BHD 488,500 233,655
#*Ekovest BHD 211,300 20,560
Formosa Prosonic Industries
BHD 25,100 7,474
#Gamuda BHD, Class A 921,265 1,118,910
#Genting BHD 752,100 551,952
#Genting Malaysia BHD 1,025,400 471,227
Genting Plantations BHD 106,500 122,606
*Globetronics Technology BHD 270,800 24,128
HAP Seng Consolidated BHD 190,100 114,105
Hap Seng Plantations Holdings
BHD 82,300 37,242
Hartalega Holdings BHD 211,900 72,538
Hiap Teck Venture BHD 426,400 29,993
Hibiscus Petroleum BHD 239,860 87,733
#Hong Leong Financial Group
BHD 62,700 237,275
IGB BHD 54,800 40,217
IJM Corp. BHD, Class A 827,200 554,699
#IOI Properties Group BHD 552,400 274,581
Jaya Tiasa Holdings BHD 310,900 88,204
*JCY International BHD 61,000 4,791
#Kenanga Investment Bank
BHD 196,100 41,611
#Kossan Rubber Industries
BHD 266,900 85,733
KSL Holdings BHD 123,400 46,872
#Lagenda Properties BHD,
Class A 105,200 29,846
LBS Bina Group BHD 267,000 29,110
#Leong Hup International
BHD, Class A 521,100 73,919
Magnum BHD 333,100 105,436
Mah Sing Group BHD 635,100 174,224
#Malayan Cement BHD 118,800 155,986
#Malayan Flour Mills BHD 232,300 31,591
Malaysia Smelting Corp. BHD 126,400 34,378
Malaysian Resources Corp.
BHD, Class F 836,100 104,880
Matrix Concepts Holdings BHD 380,850 119,658
MBSB BHD, Class F 961,900 154,490
#Mega First Corp. BHD 147,200 125,284
Mi Technovation BHD 35,700 16,992
MISC BHD 332,600 581,758
MKH BHD, Class A 101,600 25,251
MNRB Holdings BHD 130,800 56,736
Muhibbah Engineering M BHD 122,400 16,502
#OCK Group BHD 236,200 22,983

Dimensional Emerging Markets Value ETF
continued
Shares Value
MALAYSIA — (Continued)
#Pantech Group Holdings BHD 133,200 $ 21,237
#Paramount Corp. BHD 112,100 28,387
#Perak Transit BHD 253,100 40,947
#Petronas Chemicals Group
BHD 688,000 625,895
#PPB Group BHD 163,300 361,060
#RHB Bank BHD, Class A 715,293 1,028,077
Sarawak Oil Palms BHD 118,700 93,234
#Sime Darby BHD 1,093,300 417,838
#Sime Darby Property BHD 942,900 329,407
SP Setia BHD Group 868,100 227,965
Sunway BHD, Class A 241,400 267,719
Ta Ann Holdings BHD 71,700 64,723
Teo Seng Capital BHD 47,400 10,558
*Top Glove Corp. BHD 537,500 86,328
#TSH Resources BHD, Class
A 234,300 64,275
#UEM Sunrise BHD 557,800 98,089
United Malacca BHD 3,000 3,763
#UOA Development BHD 147,400 60,826
Velesto Energy BHD 1,378,800 58,191
Wasco BHD 80,500 18,497
#*WCT Holdings BHD 394,600 72,629
Yinson Holdings BHD, Class A 518,078 284,244
#YTL Corp. BHD, Class A 648,600 378,667
TOTAL MALAYSIA 14,568,849
MEXICO — (1.7%)
#Alpek SAB de CV 181,402 87,192
*Axtel SAB de CV 125,700 15,689
Banco del Bajio SA 260,579 586,938
#Becle SAB de CV, Class A 52,955 66,459
Cemex SAB de CV 890,620 779,059
Cemex SAB de CV,
Sponsored ADR 347,375 3,022,162
Cydsa SAB de CV 29,031 27,599
El Puerto de Liverpool SAB de
CV, Class C1 52,544 258,695
Fomento Economico Mexicano
SAB de CV 26,500 239,701
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 1,008 91,184
GCC SAB de CV, Class A 63,523 594,728
Genomma Lab Internacional
SAB de CV, Class B 197,950 229,401
Gentera SAB de CV 76,099 172,297
Grupo Bimbo SAB de CV,
Class A 42,468 123,467
Grupo Carso SAB de CV,
Class A1 14,300 102,174
Grupo Financiero Banorte SAB
de CV, Class O 200,970 1,794,465
Grupo Financiero Inbursa SAB
de CV, Class O 434,587 1,122,907
Grupo Herdez SAB de CV,
Class B 26,000 75,673
Grupo Mexico SAB de CV,
Class B 767,676 4,814,768
*Grupo Rotoplas SAB de CV 24,003 17,478
#Grupo Televisa SAB 189,970 105,637
Shares Value
MEXICO — (Continued)
*Grupo Traxion SAB de CV 31,422 $ 27,653
*Industrias Penoles SAB de
CV 39,034 1,030,866
#La Comer SAB de CV 36,219 78,561
Megacable Holdings SAB de
CV 330,666 920,775
*Nemak SAB de CV 754,488 137,846
*Ollamani SAB, Class A 16,998 42,250
Operadora De Sites
Mexicanos SAB de CV, Class
A 43,817 38,491
Orbia Advance Corp. SAB de
CV, Class A 322 221
*Organizacion Soriana SAB de
CV, Class B 18,020 24,845
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 56,741 670,067
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 5 50
Regional SAB de CV 100,370 783,193
*Vista Energy SAB de CV,
Sponsored ADR 270 12,069
TOTAL MEXICO 18,094,560
PHILIPPINES — (0.5%)
Alliance Global Group, Inc.,
Class R 824,800 108,875
Apex Mining Co., Inc. 434,000 42,558
Asia United Bank Corp. 2,400 2,201
Ayala Corp. 50,760 513,408
Ayala Land, Inc. 1,950,600 835,983
BDO Unibank, Inc., Class A 24,522 59,989
Bloomberry Resorts Corp. 767,000 53,384
China Banking Corp., Class A 131,460 147,613
Converge Information and
Communications Technology
Solutions, Inc. 213,000 65,289
DMCI Holdings, Inc. 942,100 165,704
DoubleDragon Corp. 114,200 18,990
East West Banking Corp.,
Class A 32,400 6,887
First Philippine Holdings Corp. 18,890 25,470
Globe Telecom, Inc. 555 15,889
GT Capital Holdings, Inc. 32,650 335,554
JG Summit Holdings, Inc. 897,200 322,997
LT Group, Inc. 707,600 158,424
Megaworld Corp. 2,476,000 84,468
Metropolitan Bank & Trust Co. 582,930 741,497
Nickel Asia Corp. 1,280,000 49,372
Petron Corp. 503,000 21,126
Philex Mining Corp. 335,400 32,429
Philippine National Bank 107,500 116,102
Puregold Price Club, Inc. 335,200 229,855
Rizal Commercial Banking
Corp., Class A 1,900 814
Robinsons Land Corp. 507,600 126,177
Robinsons Retail Holdings,
Inc., Class F 69,200 45,079

Dimensional Emerging Markets Value ETF
continued
Shares Value
PHILIPPINES — (Continued)
San Miguel Corp., Class A 152,450 $ 187,908
Security Bank Corp. 104,920 136,608
Union Bank of the Philippines 78,900 43,283
Universal Robina Corp., Class
A 151,070 229,198
Vista Land & Lifescapes, Inc.,
Class A 307,000 7,684
Wilcon Depot, Inc., Class A 182,500 31,286
TOTAL PHILIPPINES 4,962,101
POLAND — (1.4%)
AB SA 5,340 134,716
*Agora SA, Class H 4,980 12,323
Alior Bank SA 33,082 897,041
Apator SA, Class A 2,725 15,471
ASBISc Enterprises PLC 11,300 82,798
Asseco Poland SA 4,316 234,409
*Bank Ochrony Srodowiska SA 4,953 13,663
Bank Polska Kasa Opieki SA 13,441 736,843
BNPP Bank Polska SA 1,460 40,469
Boryszew SA 21,594 35,045
*Cognor Holding SA, Class A 7,462 13,979
*Cyfrowy Polsat SA 94,731 382,958
*Echo Investment SA 29,520 42,059
Enea SA 162,762 826,451
*Fabryki Mebli Forte SA 1,623 12,301
Inter Cars SA 141 21,637
*KGHM Polska Miedz SA,
Class A 63,633 2,177,905
#Mirbud SA 1,779 7,128
ORLEN SA 254,974 5,712,674
*PGE Polska Grupa
Energetyczna SA, Class A 499,951 1,621,426
*PKP Cargo SA 7,334 30,424
*Tauron Polska Energia SA 620,956 1,386,591
Torpol SA 3,646 38,227
Unimot SA, Class F 1,018 41,167
VRG SA 48,398 53,142
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 2,980 18,675
TOTAL POLAND 14,589,522
QATAR — (0.8%)
Aamal Co., Class F 755,715 171,027
Al Rayan Bank 1,537,436 1,004,970
*Baladna 401,955 147,932
Barwa Real Estate Co. 865,526 667,746
Commercial Bank PSQC (The) 1,212,881 1,630,944
Doha Bank QPSC 1,035,824 696,144
Doha Insurance Co. QSC 18,758 13,678
*Estithmar Holding QPSC,
Class A 300,352 292,763
Gulf International Services
QSC 388,670 353,550
Gulf Warehousing Co., Class A 108,146 82,216
Lesha Bank LLC 156,140 79,807
*Mazaya Real Estate
Development QPSC 652,773 110,439
Medicare Group 84,299 132,619
Shares Value
QATAR — (Continued)
Mesaieed Petrochemical
Holding Co., Class A 1,469,531 $ 546,887
Ooredoo QPSC, Class A 303,779 1,123,006
Qatar Aluminum Manufacturing
Co. 284,856 116,023
Qatar Fuel QSC 26,562 110,888
Qatar Industrial Manufacturing
Co. QSC 142,744 100,716
Qatar Insurance Co. SAQ 171,916 99,061
Qatar National Cement Co.
QSC 213,545 202,402
Salam International
Investment, Ltd. QSC 207,046 41,113
United Development Co. QSC 725,597 205,861
Vodafone Qatar QSC 216,586 141,872
TOTAL QATAR 8,071,664
SAUDI ARABIA — (3.0%)
Al Babtain Power &
Telecommunication Co. 13,017 195,718
Al Hassan Ghazi Ibrahim
Shaker Co. 1,790 12,837
Al Jouf Agricultural
Development Co. 3,500 39,804
*Al Jouf Cement Co. 14,099 25,859
Al-Etihad Cooperative
Insurance Co. 8,878 29,892
AlJazira Takaful Ta'awuni Co. 11,407 38,772
*Allianz Saudi Fransi
Cooperative Insurance Co. 7,995 30,287
Alujain Corp. 13,449 131,582
Arab National Bank 328,406 1,903,321
*Arabia Insurance Cooperative
Co. 9,537 28,755
Arabian Cement Co. 17,752 97,536
Arabian Drilling Co. 12,169 243,633
Arriyadh Development Co. 1,358 11,599
*ARTEX Industrial Investment
Co. 9,476 32,588
*Bank Al-Jazira 181,294 607,519
Banque Saudi Fransi 414,555 1,896,447
Basic Chemical Industries, Ltd. 1,859 13,014
Bawan Co., Class H 16 224
*Buruj Cooperative Insurance
Co., Class A 3,528 16,205
City Cement Co., Class A 33,838 150,828
*Dar Al Arkan Real Estate
Development Co., Class A 203,682 1,037,116
Eastern Province Cement Co.,
Class F 17,381 127,701
*Emaar Economic City 17,137 57,427
Etihad Etisalat Co. 119,851 1,955,395
Gulf Insurance Group 10,299 67,899
*Gulf Union Cooperative
Insurance Co. 10,700 40,192
*Herfy Food Services Co. 8,865 59,461
*Middle East Paper Co. 20,373 151,748
Mobile Telecommunications
Co. 206,108 571,439
*Najran Cement Co. 29,972 64,960

Dimensional Emerging Markets Value ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
*National Agriculture
Development Co. (The) 51,102 $ 280,365
Northern Region Cement Co.,
Class A 42,064 90,607
*Rabigh Refining &
Petrochemical Co. 116,376 220,894
Riyad Bank 22,988 172,819
Riyadh Cement Co., Class A 10,017 84,812
SABIC Agri-Nutrients Co.,
Class A 6 191
Sahara International
Petrochemical Co., Class A 110,845 528,945
Saudi Awwal Bank 350,388 3,026,465
Saudi Basic Industries Corp. 205,950 3,000,498
*Saudi Ceramic Co. 11,708 95,509
Saudi Chemical Co. Holding 37,940 77,173
Saudi Industrial Investment
Group 76,783 368,041
Saudi Investment Bank (The) 209,683 804,388
*Saudi Kayan Petrochemical
Co. 315,811 384,756
*Saudi Marketing Co. 10,168 45,431
Saudi National Bank (The) 1,031,517 10,312,145
*Saudi Public Transport Co. 13,631 48,621
*Saudi Reinsurance Co. 5,103 61,898
Saudi Telecom Co. 17,834 199,872
*Savola Group (The) 1,067 7,057
*Seera Group Holding 83,955 579,231
*Sinad Holding Co. 28,729 82,639
Southern Province Cement Co. 28,454 199,499
Sustained Infrastructure
Holding Co. 35,568 315,372
Tabuk Cement Co. 12,176 33,823
*Umm Al-Qura Cement Co. 11,921 49,609
United International
Transportation Co. 15,418 287,718
*Wataniya Insurance Co. 9,380 40,710
Yamama Cement Co. 44,362 388,852
Yanbu Cement Co. 34,229 155,400
Yanbu National Petrochemical
Co., Class A 96,477 784,450
TOTAL SAUDI ARABIA 32,367,548
SINGAPORE — (0.4%)
Concord New Energy Group,
Ltd. 2,020,000 106,790
Leoch International
Technology, Ltd. 145,000 35,834
Trip.com Group, Ltd. 70,950 4,446,803
TOTAL SINGAPORE 4,589,427
SOUTH AFRICA — (2.7%)
Absa Group, Ltd., Class F 238,091 2,375,972
Adcock Ingram Holdings, Ltd.,
Class A 19,384 73,966
AECI, Ltd. 52,798 319,577
African Rainbow Minerals, Ltd. 19,850 203,423
Argent Industrial, Ltd. 5,803 8,572
Aspen Pharmacare Holdings,
Ltd. 92,049 597,116
Shares Value
SOUTH AFRICA — (Continued)
Astral Foods, Ltd. 16,458 $ 158,213
Barloworld, Ltd. 80,797 520,372
Bidvest Group, Ltd., Class A 3,144 41,369
Curro Holdings, Ltd. 44,622 21,691
DataTec, Ltd. 120,907 399,981
Exxaro Resources, Ltd. 48,345 425,848
Foschini Group, Ltd., Class A 147,239 1,001,624
Grindrod, Ltd., Class B 149,636 95,992
Hudaco Industries, Ltd. 10,008 107,925
*Impala Platinum Holdings,
Ltd. 265,190 2,521,157
Investec, Ltd. 30,342 225,453
*KAP, Ltd., Class A 1,045,692 107,562
Lewis Group, Ltd., Class A 21,344 92,635
Life Healthcare Group
Holdings, Ltd. 411,196 304,489
Merafe Resources, Ltd. 373,812 25,427
*Metair Investments, Ltd.,
Class H 17,381 5,758
Momentum Group, Ltd., Class
A 177,952 339,322
Motus Holdings, Ltd. 69,455 356,561
Mpact, Ltd. 14,166 19,585
MTN Group, Ltd., Class A 696,156 5,903,803
Nedbank Group, Ltd. 118,542 1,629,531
Netcare, Ltd. 577,474 439,113
Northam Platinum Holdings,
Ltd., Class A 35,625 413,295
Oceana Group, Ltd. 34,271 99,255
Old Mutual, Ltd., Class A 1,803,889 1,273,920
Omnia Holdings, Ltd. 77,853 340,345
Pepkor Holdings, Ltd. 868,612 1,315,708
*Pick n Pay Stores, Ltd. 98,558 154,520
PPC, Ltd. 525,885 148,612
Raubex Group, Ltd. 79,944 199,435
Reunert, Ltd. 71,616 221,234
RFG Holdings, Ltd. 30,276 26,823
Sappi, Ltd. 250,550 382,285
*Sasol, Ltd., Class A 4,697 24,344
*Sibanye Stillwater, Ltd., Class
A 854,741 1,813,710
*Sibanye Stillwater, Ltd., Class
A, ADR 35,053 293,043
Southern Sun, Ltd., Class A 322,209 168,744
Standard Bank Group, Ltd. 109,935 1,425,127
Super Group, Ltd. 112,434 100,729
Telkom SA SOC, Ltd., Class A 136,419 448,355
Thungela Resources, Ltd. 53,527 275,265
Tsogo Sun, Ltd. 84,277 32,205
Valterra Platinum, Ltd. 25,271 1,148,106
Zeda, Ltd. 62,583 44,127
TOTAL SOUTH AFRICA 28,671,224
TAIWAN — (18.7%)
#Ability Enterprise Co., Ltd. 76,000 152,777
AcBel Polytech, Inc. 230,389 213,427
Acer, Inc. 678,000 730,302
*ACES Electronic Co., Ltd. 68,000 130,999
*Acon Holding, Inc. 101,000 27,375

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
Acter Group Corp., Ltd. 8,000 $ 131,334
Action Electronics Co., Ltd. 116,000 49,552
#Actron Technology Corp. 22,000 96,926
ADATA Technology Co., Ltd. 119,276 364,851
Advanced Ceramic X Corp. 3,000 12,011
Advanced International
Multitech Co., Ltd., Class A 43,000 92,634
Advanced Power Electronics
Corp. 31,000 84,128
Advancetek Enterprise Co.,
Ltd. 50,000 117,263
Airtac International Group,
Class A 7,000 200,754
Alltek Technology Corp. 50,080 60,235
Alpha Networks, Inc. 103,000 91,793
#Altek Corp. 145,181 196,996
Amazing Microelectronic Corp. 31,000 66,471
AMPACS Corp. 31,000 32,301
Ampire Co., Ltd. 21,000 19,067
AmTRAN Technology Co., Ltd. 163,000 72,633
Anderson Industrial Corp. 12,000 5,810
Anji Technology Co., Ltd.,
Class A 29,000 31,383
Anpec Electronics Corp. 4,000 22,782
Apacer Technology, Inc. 36,000 69,835
Apex Biotechnology Corp. 22,000 21,191
Apex Science & Engineering 34,680 14,059
ARBOR Technology Corp. 9,000 12,438
Arcadyan Technology Corp. 49,000 365,273
Ardentec Corp. 188,000 475,551
Argosy Research, Inc. 7,000 39,166
ASE Technology Holding Co.,
Ltd. 797,000 4,072,117
ASE Technology Holding Co.,
Ltd., ADR 125,708 1,194,226
Asia Cement Corp. 33,000 44,778
#Asia Optical Co., Inc. 56,000 244,845
Asia Polymer Corp. 77,000 32,118
#Asia Tech Image, Inc. 26,000 67,510
ASolid Technology Co., Ltd. 7,000 12,102
ASROCK, Inc. 7,000 62,501
Asustek Computer, Inc., Class
A 194,000 4,302,806
Aten International Co., Ltd. 11,000 21,560
Auden Techno Corp. 4,000 12,155
#AUO Corp. 2,352,600 945,848
Avalue Technology, Inc. 12,000 38,878
Avermedia Technologies,
Class H 20,000 27,305
Axiomtek Co., Ltd. 10,000 28,478
Azurewave Technologies, Inc. 21,000 41,441
Bank of Kaohsiung Co., Ltd. 253,576 99,400
Basso Industry Corp. 20,000 25,764
BenQ Materials Corp. 84,000 63,463
BES Engineering Corp. 498,000 185,201
#Bin Chuan Enterprise Co.,
Ltd. 46,000 74,438
Bizlink Holding, Inc., Class A 50,490 1,541,047
Brave C&H Supply Co., Ltd. 4,000 11,391
Shares Value
TAIWAN — (Continued)
#Brightek Optoelectronic Co.,
Ltd., Class A 47,000 $ 74,797
Brighton-Best International
Taiwan, Inc. 144,000 168,376
#Brogent Technologies, Inc.,
Class A 9,000 27,198
Browave Corp. 4,000 23,185
Capital Futures Corp. 20,801 33,905
#Capital Securities Corp. 621,000 422,357
*Career Technology MFG.
Co., Ltd. 2,256 1,081
Castles Technology Co., Ltd. 28,000 66,418
Caswell, Inc. 4,000 11,271
Cathay Financial Holding Co.,
Ltd. 3,277,397 6,687,109
Cathay Real Estate
Development Co., Ltd. 200,000 124,969
Cenra, Inc., Class A 30,000 33,772
#Central Reinsurance Co.,
Ltd., Class R 146,284 113,459
Century Iron & Steel Industrial
Co., Ltd. 66,000 415,713
Champion Building Materials
Co., Ltd. 112,000 37,524
Chang Hwa Commercial Bank,
Ltd. 1,537,430 952,926
Chang Wah Electromaterials,
Inc., Class A 36,000 47,039
Channel Well Technology Co.,
Ltd. 38,000 113,946
Chant Sincere Co., Ltd., Class
A 16,000 22,675
Charoen Pokphand Enterprise,
Class F 9,000 34,978
CHC Healthcare Group 37,000 57,209
Chen Full International Co.,
Ltd. 47,000 63,853
Cheng Fwa Industrial Co., Ltd. 44,000 34,569
Cheng Loong Corp. 243,000 148,580
Cheng Shin Rubber Industry
Co., Ltd. 631,000 847,746
#Cheng Uei Precision Industry
Co., Ltd., Class A 136,000 260,176
#Chenming Electronic
Technology Corp. 56,000 223,268
Chia Chang Co., Ltd. 21,000 26,103
Chicony Electronics Co., Ltd.,
Class A 165,000 724,181
Chicony Power Technology
Co., Ltd. 16,000 60,575
Chien Shing Harbour Service
Co., Ltd. 17,000 26,342
China Airlines, Ltd., Class A 1,055,000 728,135
#China Bills Finance Corp.,
Class H 260,000 131,971
China Container Terminal
Corp., Class A 32,000 28,304
China Ecotek Corp. 6,000 11,197
China Glaze Co., Ltd. 38,000 20,689

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
#China Metal Products, Class
H 119,000 $ 99,275
China Motor Corp., Class A 102,000 189,322
China Steel Chemical Corp. 4,000 11,646
#China Steel Corp. 2,559,000 1,667,562
China Steel Structure Co., Ltd. 29,000 41,585
China Wire & Cable Co., Ltd.,
Class A 43,000 54,889
Chinese Maritime Transport,
Ltd. 25,000 40,414
Ching Feng Home Fashions
Co., Ltd. 35,631 24,293
Chin-Poon Industrial Co., Ltd. 94,000 111,172
Chipbond Technology Corp. 238,000 446,537
ChipMOS Technologies, Inc. 175,000 152,442
ChipMOS Technologies, Inc.,
ADR 2,109 35,769
Chlitina Holding, Ltd. 18,000 61,513
Chong Hong Construction Co.,
Ltd. 68,000 186,589
*Chun YU Works & Co., Ltd. 21,000 13,227
Chun Yuan Steel Industry Co.,
Ltd. 181,000 120,374
Chung Hwa Chemical
Industrial Works, Ltd. 46,000 50,859
*Chung-Hsin Electric &
Machinery Manufacturing
Corp. 31,000 171,371
Chunghwa Precision Test
Tech Co., Ltd. 6,000 171,472
#Compal Electronics, Inc. 1,235,000 1,220,621
Compeq Manufacturing Co.,
Ltd., Class A 376,000 827,647
Complex Micro Interconnection
Co., Ltd. 9,000 12,227
Concord International
Securities Co., Ltd. 45,564 18,319
Concord Securities Co., Ltd. 143,550 56,511
Continental Holdings Corp. 155,000 114,507
Contrel Technology Co., Ltd.,
Class A 50,000 63,071
Coremax Corp. 32,000 58,966
Coretronic Corp. 93,000 254,252
Co-Tech Development Corp. 72,000 285,853
Crowell Development Corp.,
Class H 34,650 31,054
CTBC Financial Holding Co.,
Ltd. 4,326,000 5,978,641
CTCI Corp., Class A 238,000 232,438
CviLux Corp. 39,000 55,532
Cyberlink Corp. 23,000 72,512
CyberPower Systems, Inc. 8,400 65,573
DA CIN Construction Co., Ltd. 83,600 167,214
Dafeng TV, Ltd. 1,000 1,699
#Da-Li Development Co., Ltd.,
Class A 79,036 120,484
Darfon Electronics Corp. 88,000 103,339
#Darwin Precisions Corp.,
Class A 139,000 50,296
Shares Value
TAIWAN — (Continued)
De Licacy Industrial Co., Ltd. 123,500 $ 55,031
Depo Auto Parts Ind Co., Ltd.,
Class A 41,000 236,955
Dimerco Express Corp. 29,500 74,918
D-Link Corp. 75,000 41,461
*DONPON PRECISION, Inc. 53,000 50,785
Draytek Corp. 12,000 12,865
Dyaco International, Inc.,
Class H 38,288 27,388
#Dynamic Holding Co., Ltd. 83,000 219,683
#Dynapack International
Technology Corp., Class F 59,000 456,621
E Ink Holdings, Inc. 9,000 62,116
E.Sun Financial Holding Co.,
Ltd. 7,436 7,985
Eastech Holding, Ltd. 20,000 60,977
Eastern Media International
Corp. 101,370 52,472
Edison Opto Corp. 99,000 58,045
*Edom Technology Co., Ltd. 43,000 36,737
E-Lead Electronic Co., Ltd. 11,000 14,023
#Elite Advanced Laser Corp. 34,000 221,560
Elitegroup Computer Systems
Co., Ltd. 62,000 36,248
Emerging Display
Technologies Corp. 34,000 25,402
Ennoconn Corp. 44,000 451,093
Ennostar, Inc. 178,000 209,920
EnTie Commercial Bank Co.,
Ltd. 49,000 21,834
*Epileds Technologies, Inc. 44,000 32,800
Episil-Precision, Inc. 20,000 21,844
Eson Precision Ind Co., Ltd. 41,000 89,699
#Eternal Materials Co., Ltd. 274,650 255,809
Eurocharm Holdings Co., Ltd. 16,000 72,368
#Eva Airways Corp. 1,082,000 1,372,098
Evergreen International
Storage & Transport Corp. 182,000 209,455
#Evergreen Marine Corp.
Taiwan, Ltd. 408,000 2,706,558
EVERGREEN Steel Corp. 78,000 211,415
Everlight Chemical Industrial
Corp. 170,000 93,123
Everlight Electronics Co., Ltd. 149,000 345,949
Evertop Wire Cable Corp. 32,000 36,023
Excellence Opto, Inc. 60,000 42,516
Excelsior Medical Co., Ltd. 39,168 110,099
Far Eastern Department
Stores, Ltd. 242,000 171,887
Far Eastern International Bank 879,483 396,316
Far Eastern New Century
Corp. 898,000 863,476
Far EasTone
Telecommunications Co., Ltd. 176,000 481,755
Farglory F T Z Investment
Holding Co., Ltd. 56,263 84,731
#Farglory Land Development
Co., Ltd. 103,000 213,954
FDC International Hotels Corp. 7,000 11,691

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
Feedback Technology Corp. 16,800 $ 56,849
Feng Hsin Steel Co., Ltd.,
Class A 148,000 335,197
FIC Global, Inc. 10,000 11,777
*FIH Mobile, Ltd. 31,500 56,339
Firich Enterprises Co., Ltd. 49,000 41,617
First Financial Holding Co.,
Ltd. 2,794,600 2,771,427
First Insurance Co., Ltd. (The) 97,000 80,109
*First Steamship Co., Ltd. 253,000 49,333
FIT Holding Co., Ltd. 3,000 4,799
Fitipower Integrated
Technology, Inc., Class H 7,150 43,239
*FLEXium Interconnect, Inc. 74,000 162,392
FocalTech Systems Co., Ltd.,
Class A 76,000 161,434
Forcecon Tech Co., Ltd. 15,425 58,914
Forest Water Environment
Engineering Co., Ltd. 28,896 31,125
Formosa Advanced
Technologies Co., Ltd. 44,000 39,507
Formosa Laboratories, Inc. 43,000 96,092
Formosa Oilseed Processing
Co., Ltd. 16,000 16,135
Formosa Optical Technology
Co., Ltd. 4,000 17,489
Formosa Petrochemical Corp. 253,000 371,267
#Formosa Plastics Corp. 924,000 1,320,332
Formosa Sumco Technology
Corp. 40,000 119,407
Formosan Union Chemical
Corp. 84,000 49,813
Founding Construction &
Development Co., Ltd. 38,000 21,134
Foxsemicon Integrated
Technology, Inc. 22,000 225,178
#Franbo Lines Corp. 84,988 52,962
Froch Enterprise Co., Ltd. 53,000 25,836
Fu Chun Shin Machinery
Manufacture Co., Ltd. 65,380 34,062
#Fu Hua Innovation Co., Ltd. 132,104 147,827
#Fubon Financial Holding Co.,
Ltd. 2,860,729 7,897,615
Fulgent Sun International
Holding Co., Ltd., Class A 60,655 208,297
#*Fulltech Fiber Glass Corp.,
Class A 164,379 300,698
Fwusow Industry Co., Ltd. 94,724 46,017
G Shank Enterprise Co., Ltd. 61,888 166,707
#Gallant Precision Machining
Co., Ltd. 49,000 140,199
#Gamania Digital
Entertainment Co., Ltd. 57,000 122,603
GEM Services, Inc., Class A 12,000 27,299
Gemtek Technology Corp. 151,000 121,670
*General Interface Solution
GIS Holding, Ltd. 72,000 110,843
General Plastic Industrial Co.,
Ltd. 20,000 20,270
Shares Value
TAIWAN — (Continued)
Generalplus Technology, Inc. 9,000 $ 11,745
Genius Electronic Optical Co.,
Ltd., Class B 31,000 450,239
GeoVision, Inc., Class A 25,000 40,874
Getac Holdings Corp., Class A 50,000 197,671
#Giant Manufacturing Co.,
Ltd., Class A 105,000 404,556
Giantplus Technology Co., Ltd. 97,000 43,711
Gigabyte Technology Co., Ltd.,
Class A 100,000 921,350
Global Brands Manufacture,
Ltd. 139,000 537,884
Global Lighting Technologies,
Inc. 16,000 21,523
Global Mixed Mode
Technology, Inc. 4,000 29,081
Global PMX Co., Ltd., Class F 33,000 129,358
Globaltek Fabrication Co., Ltd. 9,000 16,645
Globalwafers Co., Ltd. 94,000 1,078,650
Globe Union Industrial Corp. 96,000 31,938
Gloria Material Technology
Corp. 273,000 339,335
GMI Technology, Inc. 4,136 6,222
#Goldsun Building Materials
Co., Ltd., Class H 311,000 385,526
Good Finance Securities Co.,
Ltd. 47,000 31,651
#Gordon Auto Body Parts,
Class A 140,000 130,396
Gourmet Master Co., Ltd. 30,000 80,811
Grand Fortune Securities Co.,
Ltd. 119,000 44,255
Grape King Bio, Ltd. 28,000 121,484
Great China Metal Industry 47,000 33,777
Great Wall Enterprise Co., Ltd. 228,000 465,969
Greatek Electronics, Inc.,
Class A 113,000 233,212
GTM Holdings Corp., Class A 53,000 54,869
Heran Co., Ltd. 12,000 29,952
#Hey Song Corp. 103,000 137,690
Hi-Clearance, Inc. 6,000 27,942
Highlight Tech Corp. 19,600 28,467
Highwealth Construction Corp. 430,884 591,162
*Hitron Technology, Inc. 53,000 39,953
#Hiwin Technologies Corp. 76,000 541,084
Hiyes International Co., Ltd. 4,000 11,699
Hocheng Corp. 105,000 57,693
Holy Stone Enterprise Co., Ltd. 55,700 149,479
Hon Hai Precision Industry
Co., Ltd. 3,273,000 19,519,022
Hong Pu Real Estate
Development Co., Ltd. 41,000 37,501
Hong TAI Electric Industrial,
Class A 109,000 133,842
#Hota Industrial Manufacturing
Co., Ltd., Class A 96,000 177,221
Hsin Kuang Steel Co., Ltd. 78,000 106,230
Hsin Yung Chien Co., Ltd. 4,000 11,780
Hu Lane Associate, Inc. 27,125 121,777

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
HUA ENG Wire & Cable Co.,
Ltd. 79,000 $ 70,140
Hua Jung Components Co.,
Ltd. 39,000 16,790
Hua Nan Financial Holdings
Co., Ltd., Class A 716,153 688,620
Huaku Development Co., Ltd.,
Class A 106,995 341,624
Huang Hsiang Construction
Corp., Class A 47,331 62,083
Hung Ching Development &
Construction Co., Ltd. 52,000 46,865
Hung Sheng Construction, Ltd. 91,000 70,123
Hwa Fong Rubber Industrial
Co., Ltd. 53,000 28,766
Hwacom Systems, Inc. 29,000 21,570
Ibase Technology, Inc. 35,000 63,087
#IBF Financial Holdings Co.,
Ltd. 1,099,265 535,868
#Ichia Technologies, Inc.,
Class F 387,000 532,899
#I-Chiun Precision Industry
Co., Ltd. 80,122 189,249
IKKA Holdings Cayman, Ltd. 4,000 12,611
#Innolux Corp. 1,828,531 707,581
Inpaq Technology Co., Ltd.,
Class A 30,401 69,770
Integrated Service Technology,
Inc. 9,000 36,938
*IntelliEPI, Inc. 15,000 81,163
Inventec Corp. 1,035,000 1,543,094
#Iron Force Industrial Co., Ltd. 20,445 57,538
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 26,000 43,250
ITE Technology, Inc. 10,000 44,225
ITEQ Corp. 99,000 336,661
Jarllytec Co., Ltd. 13,000 47,910
#Jean Co., Ltd. 97,843 86,542
Jia Wei Lifestyle, Inc., Class A 27,300 41,434
Jih Lin Technology Co., Ltd.,
Class A 15,000 23,243
Jiin Yeeh Ding Enterprise Co.,
Ltd., Class A 38,000 77,661
Jinan Acetate Chemical Co.,
Ltd. 9,000 24,153
Johnson Chemical
Pharmaceutical Works Corp.,
Class A 5,000 9,666
#JPC connectivity, Inc. 12,000 55,281
K Laser Technology, Inc.,
Class A 34,000 18,796
Kedge Construction Co., Ltd. 14,280 40,523
KEE TAI Properties Co., Ltd.,
Class A 28,870 12,187
Kenda Rubber Industrial Co.,
Ltd. 227,200 172,412
Kent Industrial Co., Ltd. 21,000 16,956
Kerry TJ Logistics Co., Ltd.,
Class A 60,000 67,644
Shares Value
TAIWAN — (Continued)
*Key Ware Electronics Co.,
Ltd. 14,000 $ 8,302
KGI Financial Holding Co.,
Ltd., Class F 5,385,000 2,742,340
KHGEARS International, Ltd.,
Class F 10,000 54,611
Kindom Development Co., Ltd. 132,000 221,124
King Chou Marine Technology
Co., Ltd. 17,000 24,406
#King Yuan Electronics Co.,
Ltd., Class A 539,000 2,130,899
*King's Town Bank Co., Ltd. 231,000 417,924
*King's Town Construction
Co., Ltd. 21,000 29,128
Kinko Optical Co., Ltd. 99,000 85,409
Kinpo Electronics 440,000 266,086
Kinsus Interconnect
Technology Corp. 124,000 427,909
KMC Kuei Meng International,
Inc. 14,000 44,185
#KS Terminals, Inc. 49,000 84,054
#*Kung Sing Engineering
Corp. 106,000 39,953
#Kuo Toong International Co.,
Ltd. 103,000 174,959
Kwong Lung Enterprise Co.,
Ltd. 34,000 53,994
L&K Engineering Co., Ltd. 47,142 514,104
Lanner Electronics, Inc., Class
A 28,000 75,142
Largan Precision Co., Ltd. 34,000 2,694,028
Laster Tech Co., Ltd. 33,000 26,258
Leadtrend Technology Corp. 16,319 23,237
Lelon Electronics Corp. 26,000 67,074
Lemtech Holdings Co., Ltd.,
Class A 15,000 40,154
*Leofoo Development Co., Ltd. 36,000 20,384
#Lien Hwa Industrial Holdings
Corp., Class A 225,918 343,636
Ligitek Electronics Co., Ltd. 19,000 31,765
Lingsen Precision Industries,
Ltd., Class A 125,000 61,772
Lion Travel Service Co., Ltd. 4,000 19,633
Lite-On Technology Corp. 567,000 2,260,591
Liton Technology Corp., Class
A 40,000 44,761
*Long Bon International Co.,
Ltd. 30,000 15,629
Long Da Construction &
Development Corp., Class A 81,000 75,851
*Longchen Paper & Packaging
Co., Ltd. 172,000 59,355
#Longwell Co. 81,000 290,376
Lotus Pharmaceutical Co., Ltd. 10,000 73,038
Loyalty Founder Enterprise
Co., Ltd. 19,000 26,736
Lucky Cement Corp. 40,000 18,829
Lumax International Corp., Ltd. 33,400 108,881

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
#*Lung Yen Life Service Corp.,
Class A 60,000 $ 118,000
Luxe Green Energy
Technology Co., Ltd., Class A 51,330 42,736
Macauto Industrial Co., Ltd.,
Class A 18,000 35,460
Macnica Galaxy, Inc. 8,000 24,685
Macroblock, Inc. 8,000 16,966
*Macronix International Co.,
Ltd. 389,000 246,974
Mayer Steel Pipe Corp., Class
A 60,400 46,644
#Mega Financial Holding Co.,
Ltd. 1,198,503 1,710,570
Megaforce Co., Ltd. 6,000 8,363
Mercuries & Associates
Holding, Ltd. 77,000 31,215
Mercuries Data Systems, Ltd. 33,000 31,897
Merida Industry Co., Ltd. 77,000 300,544
#Merry Electronics Co., Ltd. 95,784 365,839
Micro-Star International Co.,
Ltd., Class A 188,000 907,011
Mildef Crete, Inc., Class A 22,000 82,553
MIN AIK Technology Co., Ltd. 69,000 46,697
Minth Group, Ltd. 302,000 998,331
Mosel Vitelic, Inc., Class R 15,000 10,453
#Motech Industries, Inc. 161,000 97,363
MPI Corp. 30,000 1,055,365
MSSCORPS Co., Ltd. 3,000 13,669
#Namchow Holdings Co., Ltd. 62,000 84,024
Nan Liu Enterprise Co., Ltd. 9,000 17,730
Nan Pao Resins Chemical
Co., Ltd. 6,000 77,192
Nan Ya Plastics Corp. 1,210,000 1,660,089
#Nan Ya Printed Circuit Board
Corp., Class A 71,000 422,230
Nang Kuang Pharmaceutical
Co., Ltd., Class A 25,000 29,190
#*Nanya Technology Corp. 274,000 408,969
National Aerospace Fasteners
Corp. 4,000 16,819
*New Asia Construction &
Development Corp., Class H 41,000 20,673
#Nexcom International Co.,
Ltd. 27,000 99,054
Nichidenbo Corp. 29,000 73,745
Nidec Chaun-Choung
Technology Corp. 3,000 12,514
Nien Hsing Textile Co., Ltd. 36,000 22,494
Niko Semiconductor Co., Ltd. 15,000 20,982
Nishoku Technology, Inc. 6,000 23,419
Novatek Microelectronics
Corp., Class A 6,000 95,485
Nuvoton Technology Corp.,
Class A 5,000 11,559
O-Bank Co., Ltd. 435,000 132,187
Ocean Plastics Co., Ltd. 47,000 58,105
#Optimax Technology Corp. 44,000 36,854
Shares Value
TAIWAN — (Continued)
Orient Semiconductor
Electronics, Ltd., Class A 117,000 $ 153,269
*Oriental Union Chemical
Corp., Class F 173,000 72,452
O-TA Precision Industry Co.,
Ltd. 20,000 35,045
Paiho Shih Holdings Corp. 77,805 52,396
Pan German Universal Motors,
Ltd. 10,000 111,902
Pan Jit International, Inc. 113,000 179,831
#Pan-International Industrial
Corp. 229,000 331,445
Parade Technologies, Ltd. 21,000 404,556
Parpro Corp. 15,000 27,641
*PChome Online, Inc., Class A 69,000 75,594
#PCL Technologies, Inc. 32,000 96,598
Pegatron Corp. 610,000 1,634,978
Pegavision Corp., Class A 3,000 30,957
PharmaEngine, Inc. 18,000 44,687
*Phihong Technology Co., Ltd. 33,000 24,324
Phison Electronics Corp. 51,000 905,603
Phoenix Tours International,
Inc., Class H 12,600 23,851
Pixart Imaging, Inc. 38,000 249,535
#Pou Chen Corp. 436,000 413,395
*Powerchip Semiconductor
Manufacturing Corp. 429,000 215,596
Powertech Technology, Inc. 267,000 1,127,130
#President Securities Corp. 306,900 194,335
Primax Electronics, Ltd. 173,000 421,958
Prince Housing &
Development Corp. 350,000 106,826
Promate Electronic Co., Ltd.,
Class L 41,997 84,281
Prosperity Dielectrics Co., Ltd. 50,000 63,741
Qisda Corp. 551,000 479,050
QST International Corp. 28,357 49,878
Qualipoly Chemical Corp. 20,000 46,972
Quang Viet Enterprise Co.,
Ltd. 19,000 45,897
Quanta Computer, Inc., Class
A 184,000 1,735,355
Quanta Storage, Inc. 89,000 263,891
Quaser Machine Tools, Inc.,
Class A 5,000 10,688
Radiant Opto-Electronics Corp. 151,000 698,149
Radium Life Tech Co., Ltd.,
Class A 404,932 153,304
#Raydium Semiconductor
Corp. 16,000 187,084
Rechi Precision Co., Ltd.,
Class A 127,000 101,694
Rexon Industrial Corp., Ltd. 43,000 43,436
Rich Development Co., Ltd.,
Class A 239,990 70,837
*RiTdisplay Corp. 35,000 44,794
*Ritek Corp. 198,000 67,664
Ruentex Development Co.,
Ltd. 361,300 362,541

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
Run Long Construction Co.,
Ltd., Class A 19,000 $ 19,734
Sampo Corp. 94,000 78,419
San Fang Chemical Industry
Co., Ltd. 100,000 114,918
San Shing Fastech Corp.,
Class A 7,000 12,571
Sanyang Motor Co., Ltd. 139,000 288,734
Savior Lifetec Corp. 79,000 49,363
SCI Pharmtech, Inc. 28,000 54,035
ScinoPharm Taiwan, Ltd. 86,000 48,262
SDI Corp., Class A 43,000 106,897
Sea Sonic Electronics Co., Ltd. 10,000 24,927
Senao International Co., Ltd. 12,000 12,122
Senao Networks, Inc. 5,815 31,756
Sercomm Corp. 106,000 356,914
Sesoda Corp. 66,000 69,212
Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 917,466 1,321,753
Sharehope Medicine Co., Ltd. 19,461 17,637
Sheng Yu Steel Co., Ltd. 25,000 19,977
ShenMao Technology, Inc.,
Class A 33,000 87,012
Shieh Yih Machinery Industry
Co., Ltd. 62,000 49,438
#Shih Her Technologies, Inc. 28,000 145,406
*Shih Wei Navigation Co., Ltd. 114,910 59,866
*Shihlin Development Co., Ltd. 28,000 10,366
#Shihlin Electric & Engineering
Corp., Class A 55,000 328,922
#Shin Zu Shing Co., Ltd. 69,246 546,358
Shinkong Insurance Co., Ltd. 42,000 133,680
Shinkong Synthetic Fibers
Corp. 450,000 194,489
Shuttle, Inc. 120,000 65,131
Sigurd Microelectronics Corp. 206,000 536,956
Silergy Corp. 3,000 32,666
Silicon Power Computer &
Communications, Inc. 10,000 7,924
Simplo Technology Co., Ltd. 57,000 782,980
Sinbon Electronics Co., Ltd.,
Class A 6,000 49,049
Sincere Navigation Corp.,
Class A 108,000 79,786
Sino-American Silicon
Products, Inc., Class A 214,000 724,148
Sinon Corp. 167,000 230,518
SinoPac Financial Holdings
Co., Ltd., Class H 3,771,132 3,127,080
Sinopower Semiconductor,
Inc., Class A 4,000 12,718
Sinphar Pharmaceutical Co.,
Ltd. 43,320 45,501
Sinyi Realty, Inc., Class F 73,000 62,122
Sitronix Technology Corp. 8,000 53,472
Siward Crystal Technology
Co., Ltd. 16,000 11,632
Shares Value
TAIWAN — (Continued)
#Solar Applied Materials
Technology Corp. 196,000 $ 328,336
Solteam, Inc. 32,000 49,961
Song Shang Electronics Co.,
Ltd., Class A 39,000 36,063
Sonix Technology Co., Ltd.,
Class A 40,000 42,952
Southeast Cement Co., Ltd. 49,000 29,550
Speed Tech Corp. 55,000 76,748
#Sports Gear Co., Ltd., Class
F 27,000 91,364
St. Shine Optical Co., Ltd. 19,000 101,851
Standard Chemical &
Pharmaceutical Co., Ltd. 35,000 67,309
Standard Foods Corp., Class A 149,000 159,496
#S-Tech Corp. 68,222 54,056
Sun Max Tech, Ltd. 10,000 21,107
*Sunko INK Co., Ltd. 9,000 3,649
Sunny Friend Environmental
Technology Co., Ltd. 21,000 52,909
Sunonwealth Electric Machine
Industry Co., Ltd. 27,000 102,672
*Sunplus Technology Co., Ltd.,
Class A 190,000 121,585
Sunrex Technology Corp.,
Class A 54,000 79,062
Sunspring Metal Corp., Class
A 53,000 42,883
Superalloy Industrial Co., Ltd. 77,000 140,082
Supreme Electronics Co., Ltd. 208,933 295,401
Swancor Holding Co., Ltd. 23,000 93,626
Sweeten Real Estate
Development Co., Ltd. 35,806 37,788
Symtek Automation Asia Co.,
Ltd. 8,307 42,721
Syncmold Enterprise Corp. 50,000 115,588
Synmosa Biopharma Corp. 57,958 71,750
Synnex Technology
International Corp. 321,000 714,110
Syn-Tech Chem & Pharm Co.,
Ltd., Class A 8,000 20,772
Systex Corp. 45,000 165,089
TA Chen Stainless Pipe 526,404 693,113
Ta Ya Electric Wire & Cable 283,489 331,477
TA-I Technology Co., Ltd. 25,000 35,263
#Tai Tung Communication
Co., Ltd. 86,385 57,884
Taichung Commercial Bank
Co., Ltd. 968,674 722,104
TaiDoc Technology Corp. 23,000 95,552
#Taiflex Scientific Co., Ltd. 105,770 160,706
Taimide Tech, Inc. 43,000 90,473
Tainan Enterprises Co., Ltd. 44,000 40,097
#Taishin Financial Holding
Co., Ltd. 5,173,139 2,833,766
*Taishin Financial Holding Co.,
Ltd. 502,003 150,193
Taisun Enterprise Co., Ltd. 88,000 55,281

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
TAI-TECH Advanced
Electronics Co., Ltd. 16,000 $ 50,765
Taiwan Business Bank 2,187,855 1,180,148
Taiwan Chinsan Electronic
Industrial Co., Ltd. 51,000 50,150
Taiwan Cogeneration Corp. 91,000 132,319
Taiwan Cooperative Financial
Holding Co., Ltd. 1,892,261 1,610,300
Taiwan Fertilizer Co., Ltd. 222,000 387,510
Taiwan Fire & Marine
Insurance Co., Ltd. 63,000 63,850
Taiwan FU Hsing Industrial
Co., Ltd. 44,000 65,674
*Taiwan Glass Industry Corp. 481,000 385,155
#Taiwan Hon Chuan
Enterprise Co., Ltd. 59,288 291,002
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 90,608 96,839
Taiwan Mask Corp. 63,000 65,749
Taiwan Mobile Co., Ltd. 27,000 95,435
Taiwan Navigation Co., Ltd. 97,000 87,421
Taiwan Optical Platform Co.,
Ltd. 5,000 13,569
Taiwan Paiho, Ltd. 85,000 147,517
Taiwan PCB Techvest Co.,
Ltd. 82,000 89,287
Taiwan Sanyo Electric Co.,
Ltd. 12,000 15,217
Taiwan Semiconductor Co.,
Ltd. 100,000 152,777
Taiwan Surface Mounting
Technology Corp. 103,000 365,793
Taiwan Takisawa Technology
Co., Ltd. 15,000 20,680
Taiwan Union Technology
Corp. 85,000 777,452
*Taiwan-Asia Semiconductor
Corp. 19,000 12,668
Taiyen Biotech Co., Ltd., Class
A 30,000 33,118
Tatung Co., Ltd. 460,200 551,207
*TBI Motion Technology Co.,
Ltd. 20,000 26,267
TCC Group Holdings Co., Ltd. 1,698,188 1,382,560
#TCI Co., Ltd. 31,000 135,539
Te Chang Construction Co.,
Ltd. 15,000 28,646
Team Group, Inc. 12,000 29,590
Teco Electric and Machinery
Co., Ltd. 267,000 456,219
Test Research, Inc. 2,000 9,750
Test Rite International Co., Ltd. 26,000 17,378
*Thermaltake Technology Co.,
Ltd. 28,000 29,409
Thinking Electronic Industrial
Co., Ltd. 25,000 113,494
Thye Ming Industrial Co., Ltd. 44,000 100,685
Ton Yi Industrial Corp. 275,000 167,225
Shares Value
TAIWAN — (Continued)
Tong Hsing Electronic
Industries, Ltd., Class H 59,420 $ 203,060
Tong Yang Industry Co., Ltd.,
Class A 205,000 721,166
*Tong-Tai Machine & Tool Co.,
Ltd., Class A 57,000 63,020
Topco Technologies Corp. 9,000 18,785
Topkey Corp. 22,000 133,780
Topoint Technology Co., Ltd.,
Class A 64,000 135,516
Transcend Information, Inc. 5,000 15,847
Tripod Technology Corp.,
Class R 164,000 1,538,487
TSC Auto ID Technology Co.,
Ltd. 6,000 36,888
TSEC Corp. 4,000 2,158
TSRC Corp. 225,000 137,197
Tung Ho Steel Enterprise
Corp. 159,000 341,466
Tung Thih Electronic Co., Ltd.,
Class A 25,000 47,994
TURVO International Co., Ltd. 4,000 24,123
TXC Corp. 79,000 222,330
#TYC Brother Industrial Co.,
Ltd. 161,000 220,079
Tyntek Corp. 125,000 63,238
UDE Corp., Class A 39,000 128,574
Ultra Chip, Inc. 7,000 12,547
U-MEDIA Communications,
Inc. 8,000 12,544
U-Ming Marine Transport Corp. 245,000 428,478
Unic Technology Corp. 21,000 16,393
Unimicron Technology Corp. 447,000 2,059,218
Union Bank Of Taiwan 272,512 152,017
Union Insurance Co., Ltd. 18,000 15,619
Uni-President Enterprises
Corp., Class A 447,000 1,186,109
Unitech Computer Co., Ltd. 10,000 13,921
#*Unitech Printed Circuit
Board Corp. 283,237 266,180
*United Alloy-Tech Co. 3,000 4,196
#United Microelectronics Corp. 2,491,000 3,467,662
#United Microelectronics
Corp., Sponsored ADR 308,787 2,112,103
United Orthopedic Corp.,
Class R 33,000 110,451
United Radiant Technology 53,000 36,934
*United Renewable Energy
Co., Ltd. 274,000 65,178
Univacco Technology, Inc.,
Class F 18,000 26,806
Universal Cement Corp. 156,356 140,130
UPI Semiconductor Corp. 2,000 13,100
USI Corp. 195,000 70,885
*Usun Technology Co., Ltd. 9,000 12,408
UVAT Technology Co., Ltd.,
Class A 6,000 12,825
Value Valves Co., Ltd. 14,000 36,117

Dimensional Emerging Markets Value ETF
continued
Shares Value
TAIWAN — (Continued)
#Vanguard International
Semiconductor Corp. 148,000 $ 463,128
Ventec International Group
Co., Ltd., Class H 24,000 67,222
Via Technologies, Inc. 72,000 144,253
Visco Vision, Inc. 3,000 16,936
*Wafer Works Corp. 179,245 139,024
Wah Hong Industrial Corp. 32,000 41,169
Wah Lee Industrial Corp. 66,000 207,857
Walsin Lihwa Corp. 743,291 560,317
Walsin Technology Corp. 32,000 91,023
Walton Advanced Engineering,
Inc., Class A 123,000 53,160
#Wan Hai Lines, Ltd., Class A 252,450 750,224
*We & Win Development Co.,
Ltd. 49,000 17,566
*We&Win Diversification Co.,
Ltd. 66,000 42,898
WEI Chih Steel Industrial Co.,
Ltd. 51,000 31,525
Wei Chuan Foods Corp., Class
H 96,000 50,497
#Weikeng Industrial Co., Ltd. 191,000 217,573
Well Shin Technology Co.,
Ltd., Class A 30,000 55,080
#Win Semiconductors Corp.,
Class A 136,000 391,859
*Winbond Electronics Corp.,
Class A 947,194 550,593
Winstek Semiconductor Co.,
Ltd. 23,000 74,438
Wisdom Marine Lines Co., Ltd. 158,000 309,674
Wistron Corp. 961,000 3,960,231
WITS Corp., Class A 19,000 60,792
WNC Corp. 153,726 607,745
Wonderful Hi-Tech Co., Ltd. 50,000 64,159
WPG Holdings, Ltd. 366,000 815,445
WT Microelectronics Co., Ltd.,
Class A 183,839 849,980
XAC Automation Corp., Class
A 12,000 10,192
Xxentria Technology Materials
Corp. 50,070 75,153
Yageo Corp., Class A 155,879 2,767,933
YC INOX Co., Ltd. 134,974 96,773
Yea Shin International
Development Co., Ltd., Class
A 92,461 82,401
Yem Chio Co., Ltd. 172,000 89,609
Yen Sun Technology Corp. 4,000 5,877
#YFY, Inc., Class A 384,000 313,272
*Yieh Phui Enterprise Co.,
Ltd., Class A 256,102 128,705
*Young Optics, Inc. 8,000 14,152
Youngtek Electronics Corp.,
Class A 29,000 59,754
Yuanta Financial Holding Co.,
Ltd. 3,460,887 3,617,712
Yuanta Futures Co., Ltd. 20,075 55,354
Shares Value
TAIWAN — (Continued)
Yuen Foong Yu Consumer
Products Co., Ltd. 20,000 $ 26,736
Yulon Motor Co., Ltd., Class A 203,528 223,661
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 6,000 15,117
YungShin Global Holding
Corp., Class A 52,000 109,061
Yusin Holding Corp., Class A 4,000 11,713
Zeng Hsing Industrial Co., Ltd. 23,000 75,517
Zenitron Corp. 50,000 55,281
Zero One Technology Co., Ltd. 20,000 77,393
Zhen Ding Technology
Holding, Ltd., Class A 258,000 1,084,814
*Zig Sheng Industrial Co., Ltd.,
Class H 116,000 34,550
Zippy Technology Corp. 24,000 43,742
#Zyxel Group Corp., Class A 105,098 96,656
TOTAL TAIWAN 199,531,551
THAILAND — (1.3%)
AAPICO Hitech PCL, Class F 99,200 45,532
*Absolute Clean Energy PCL,
Class F 428,400 17,173
Amata Corp. PCL, Class F 134,000 65,606
AP Thailand PCL 211,300 46,877
#AP Thailand PCL - NVDR 682,700 151,456
Asian Sea Corp. PCL, Class F 65,500 14,531
#Asset World Corp. PCL,
Class F 1,818,300 116,843
Bangchak Corp. PCL - NVDR,
Class R 241,300 251,047
Bangkok Bank PCL - NVDR,
Class F 333,500 1,510,343
Bangkok Bank PCL, Class F 52,300 236,854
Bangkok Land PCL, Class F 4,234,152 64,782
Bangkok Life Assurance PCL
- NVDR 181,800 98,466
Banpu PCL - NVDR 2,045,400 316,073
Banpu PCL, Class F 1,047,600 161,884
#Berli Jucker PCL - NVDR 42,100 24,734
Berli Jucker PCL, Class F 277,300 162,918
*Better World Green PCL 1,232,101 7,164
*Better World Green PCL -
NVDR, Class A 88,000 512
#Cal-Comp Electronics
Thailand PCL 8 2
#Cal-Comp Electronics
Thailand PCL - NVDR, Class A 14,950 3,042
#Charoen Pokphand Foods
PCL - NVDR 88,900 62,023
Charoen Pokphand Foods
PCL, Class F 237,500 165,698
CP AXTRA PCL - NVDR,
Class R 13,011 8,202
CP AXTRA PCL, Class F 491,700 309,945
Eastern Polymer Group PCL 349,500 31,442
*Energy Absolute PCL - NVDR 170,800 15,157
GFPT PCL 340,400 101,037
GFPT PCL - NVDR 44,900 13,327

Dimensional Emerging Markets Value ETF
continued
Shares Value
THAILAND — (Continued)
#Hana Microelectronics PCL,
Class F 233,000 $ 164,697
Indorama Ventures PCL,
Class F 301,300 212,975
#IRPC PCL 2,771,500 87,352
IRPC PCL - NVDR 727,200 22,920
Kasikornbank PCL 79,600 394,590
Kasikornbank PCL - NVDR 48,800 241,909
Khon Kaen Sugar Industry
PCL, Class F 520,300 24,041
Kiatnakin Phatra Bank PCL
- NVDR 3,500 5,917
Kiatnakin Phatra Bank PCL,
Class F 46,900 79,291
Krung Thai Bank PCL - NVDR 625,900 421,352
Krung Thai Bank PCL, Class F 415,900 279,982
LH Financial Group PCL,
Class R 1,845,815 44,056
Noble Development PCL,
Class F 58,100 3,289
Northeast Rubber PCL, Class
F 167,100 22,600
Polyplex Thailand PCL, Class
A 149,300 48,427
Precious Shipping PCL
- NVDR 289,000 58,366
Precious Shipping PCL, Class
F 114,470 23,118
Pruksa Holding PCL 251,400 34,310
PTT Exploration & Production
PCL - NVDR, Class F 21,400 82,509
PTT Exploration & Production
PCL, Class F 251,200 968,519
#PTT Global Chemical PCL -
NVDR, Class R 138,900 100,732
PTT Global Chemical PCL,
Class F 367,600 266,589
PTT PCL 321,200 326,802
PTT PCL - NVDR 3,051,600 3,104,826
Quality Houses PCL, Class F 1,300,000 56,885
Regional Container Lines PCL,
Class F 44,400 41,438
Rojana Industrial Park PCL
- NVDR 42,500 6,112
Rojana Industrial Park PCL,
Class F 228,200 32,819
S Hotels & Resorts PCL
- NVDR 190,400 8,856
S Hotels & Resorts PCL, Class
F 415,400 19,321
Sansiri PCL 4,691,500 212,467
#Sansiri PCL - NVDR, Class A 1,642,200 74,371
SC Asset Corp. PCL 799,900 43,813
SC Asset Corp. PCL - NVDR 280,400 15,358
SCB X PCL - NVDR, Class F 22,000 85,159
SCG Packaging PCL, Class F 123,400 70,611
Siam Cement PCL (The) 112,500 691,937
#Siam Cement PCL (The)
- NVDR 59,100 363,498
Shares Value
THAILAND — (Continued)
Somboon Advance
Technology PCL - NVDR 200 $ 80
Somboon Advance
Technology PCL, Class F 75,500 30,034
SPCG PCL 242,500 60,847
#Sri Trang Agro-Industry PCL -
NVDR, Class F 176,600 76,195
#Sri Trang Agro-Industry PCL,
Class F 152,000 65,581
Sri Trang Gloves Thailand
PCL, Class F 382,300 82,473
Star Petroleum Refining PCL 509,401 88,849
Supalai PCL 307,300 146,692
Supalai PCL - NVDR, Class A 115,600 55,182
*Super Energy Corp. PCL,
Class F 3,507,900 15,028
Susco PCL, Class F 104,300 8,234
Thai Oil PCL - NVDR 299,119 315,777
Thai Union Group PCL, Class
F 128,600 43,680
Thanachart Capital PCL
- NVDR 1,300 1,959
#Thoresen Thai Agencies PCL
- NVDR, Class A 146,800 19,585
TPI Polene PCL, Class F 2,294,000 64,580
TPI Polene Power PCL 644,400 43,775
TOTAL THAILAND 13,863,035
TURKEY — (0.8%)
Akbank TAS 403,133 670,349
*Akenerji Elektrik Uretim A/S 85,945 25,682
*Aksa Enerji Uretim A/S 38,365 37,654
Alarko Holding A/S 48,123 111,378
Albaraka Turk Katilim Bankasi
A/S 278,742 62,419
Anadolu Anonim Turk Sigorta
Sirketi 1,144 2,801
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 455,240 170,015
Aygaz A/S 4,406 17,725
*Bera Holding A/S 191,646 78,938
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 160 1,421
Dogan Sirketler Grubu Holding
A/S 12,390 4,856
Dogus Otomotiv Servis ve
Ticaret A/S 24,846 112,806
#Enka Insaat ve Sanayi A/S 121,147 207,716
Eregli Demir ve Celik
Fabrikalari TAS 931,261 612,995
*Esenboga Elektrik Uretim A/S 25,036 58,715
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S., Class
A 4,074 35,277
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 403,633 275,631

Dimensional Emerging Markets Value ETF
continued
Shares Value
TURKEY — (Continued)
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 51,178 $ 49,901
*Kayseri Seker Fabrikasi A/S 54,102 28,229
KOC Holding A/S 202,410 894,049
*NET Holding A/S, Class F 64,582 81,855
#*Petkim Petrokimya Holding
A/S, Class H 240,605 101,356
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 7,008 2,943
Sekerbank Turk A/S 432,932 62,391
*TAV Havalimanlari Holding
A/S, Class A 21,791 131,949
*Tekfen Holding A/S 72,188 191,705
*Tukas Gida Sanayi ve Ticaret
A/S 436,013 29,001
Turk Hava Yollari AO 219,778 1,559,285
*Turk Telekomunikasyon A/S 30,907 41,457
Turkcell Iletisim Hizmetleri A/S 292,040 670,873
Turkiye Garanti Bankasi A/S 128,897 453,440
*Turkiye Halk Bankasi A/S 39,263 27,160
Turkiye Is Bankasi A/S 238,815 87,188
#Turkiye Petrol Rafinerileri A/S 339,311 1,411,811
Turkiye Sise ve Cam
Fabrikalari A/S 275,720 249,685
*Turkiye Vakiflar Bankasi TAO 52,942 37,588
Ulker Biskuvi Sanayi A/S,
Class A 2,139 5,775
*Yapi ve Kredi Bankasi A/S,
Class A 252,074 209,022
*Zorlu Enerji Elektrik Uretim
A/S, Class H 332,780 27,545
TOTAL TURKEY 8,840,586
UNITED ARAB EMIRATES — (1.9%)
Abu Dhabi Commercial Bank
PJSC 561,752 2,489,810
Abu Dhabi National Hotels 3,081,524 419,472
Abu Dhabi National Insurance
Co. PSC 6,314 12,377
*Abu Dhabi Ports Co. PJSC 388,398 439,883
ADNOC Logistics & Services 103,267 131,013
Agility Global PLC 1,827,018 586,938
Agthia Group PJSC, Class A 119,715 139,170
Ajman Bank PJSC 287,829 115,975
Amanat Holdings PJSC 476,486 153,073
*Bank of Sharjah, Class A 387,817 178,435
Dana Gas PJSC, Class A 1,901,927 396,634
Deyaar Development PJSC 725,416 205,394
Dubai Investments PJSC 876,252 706,135
Emaar Development PJSC 165,104 676,490
Emaar Properties PJSC 2,162,328 8,977,567
Emirates NBD Bank PJSC 523,884 3,815,278
*EMSTEEL Building Materials
PJSC 396,132 142,358
*Ghitha Holding PJSC 16,826 115,346
*Modon Holding PSC 439,025 454,193
National Bank of Ras Al-
Khaimah PSC (The), Class K 18,977 40,040
Shares Value
UNITED ARAB EMIRATES — (Continued)
National Central Cooling Co.
PJSC 190,712 $ 151,091
*RAK Properties PJSC 598,262 250,830
Ras Al Khaimah Ceramics
PJSC 124,793 87,655
TOTAL UNITED ARAB
EMIRATES 20,685,157
UNITED STATES — (0.0%)
Nexteer Automotive Group,
Ltd. 153,000 114,994
TOTAL UNITED STATES 114,994
TOTAL COMMON STOCKS 1,049,728,752
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.5%)
Banco do Estado do Rio
Grande do Sul SA, Class B
0.790% 96,016 188,137
Banco Pine SA 0.230% 13,753 14,862
Gerdau SA 3.800% 76,310 229,535
Marcopolo SA 4.180% 164,880 243,261
Petroleo Brasileiro SA -
Petrobras 5.290% 844,030 4,920,763
Raizen SA 0.700% 296,850 75,292
Randon SA Implementos e
Participacoes 0.660% 74,400 94,486
Taurus Armas SA 3.790% 10,670 9,262
TOTAL BRAZIL 5,775,598
COLOMBIA — (0.1%)
Grupo Argos SA 5.660% 30,752 86,384
Grupo Aval Acciones y Valores
SA, Class A 4.070% 10,782 1,496
Grupo de Inversiones
Suramericana SA, Class O
3.840% 42,511 385,394
TOTAL COLOMBIA 473,274
TOTAL PREFERRED
STOCKS 6,248,872
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco BMG SA 08/25/2025 1,357 228
*Banco Pine SA 03/23/2028 26 –
*Randon SA Implementos e
Participacoes 08/19/2025 5,955 85
TOTAL BRAZIL 313
MALAYSIA — (0.0%)
*Top Glove Corp. BHD
02/09/2030 31,115 1,349
*YTL Corp. BHD 129,720 30,111
TOTAL MALAYSIA 31,460
THAILAND — (0.0%)
*Bangkok Ranch PCL
09/01/2026 1,400 1
*Better World Green PCL
05/28/2027 14,666 –
*Energy Absolute PCL
02/13/2028 28,467 967

Dimensional Emerging Markets Value ETF
continued
Shares Value
THAILAND — (Continued)
*Energy Absolute PCL
02/13/2028 145,133 $ 4,929
*Noble Development PCL
05/18/2027 29,050 –
*Northeast Rubber PCL, Class
A 05/15/2026 27,850 188
*Origin Property PCL
05/18/2028 53,500 327
*Origin Property PCL
05/18/2028 44,525 273
TOTAL THAILAND 6,685
TOTAL RIGHTS/WARRANTS 38,458
TOTAL INVESTMENT SECURITIES — (99.2%)
(Cost $833,746,962) 1,056,016,082
SECURITIES LENDING COLLATERAL — (0.8%)
@§The DFA Short Term
Investment Fund 743,487 8,599,909
TOTAL INVESTMENTS — ( 100.0% )
(Cost $842,346,871) $ 1,064,615,991
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $17,749,336 which represented 1.7% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
PLC Public Limited Company
SA Special Assessment
TA Tax Allocation
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 354,160 $ — $ — $ 354,160
Brazil ............................... 33,662,232 — — 33,662,232
Chile ................................ 3,703,638 — — 3,703,638
China ............................... 240,068,065 125,555 284 240,193,904
Colombia ............................ 1,309,494 — — 1,309,494
Czech ............................... 1,526,412 — — 1,526,412
France .............................. 178,656 — — 178,656

Dimensional Emerging Markets Value ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Greece .............................. $ 8,683,345 $ — $ — $ 8,683,345
Hong Kong ........................... 47,086,198 144,122 — 47,230,320
Hungary ............................. 1,590,415 — — 1,590,415
India ................................ 190,737,757 773 — 190,738,530
Indonesia ............................ 15,824,031 — 6,248 15,830,279
Korea, Republic of ..................... 126,858,800 23,879 9,640 126,892,319
Kuwait .............................. 8,884,830 — — 8,884,830
Malaysia ............................. 14,568,849 — — 14,568,849
Mexico .............................. 18,094,560 — — 18,094,560
Philippines ........................... 4,962,101 — — 4,962,101
Poland .............................. 14,589,522 — — 14,589,522
Qatar ............................... 8,071,664 — — 8,071,664
Saudi Arabia .......................... 32,367,548 — — 32,367,548
Singapore ............................ 4,589,427 — — 4,589,427
South Africa .......................... 28,671,224 — — 28,671,224
Taiwan .............................. 199,531,551 — — 199,531,551
Thailand ............................. 7,515,046 6,347,989 — 13,863,035
Turkey .............................. 8,840,586 — — 8,840,586
United Arab Emirates ................... 20,685,157 — — 20,685,157
United States ......................... 114,994 — — 114,994
Preferred Stocks
Brazil ............................... 5,775,598 — — 5,775,598
Colombia ............................ 473,274 — — 473,274
Rights/Warrants
Brazil ............................... 313 — — 313
Malaysia ............................. 1,349 30,111 — 31,460
Thailand ............................. 6,685 — — 6,685
Securities Lending Collateral ............... — 8,599,909 — 8,599,909
Total Investments ........................ $1,049,327,481 $15,272,338 $16,172> $1,064,615,991
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional Emerging Markets Core Equity 2 ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (98.1%)
AUSTRALIA — (0.1%)
*MMG, Ltd. 6,608,000 $ 3,232,448
TOTAL AUSTRALIA 3,232,448
BRAZIL — (2.9%)
Allied Tecnologia SA, Class A 104,110 128,497
Allos SA 409,936 1,560,357
Alupar Investimento SA 137,699 725,567
Ambev SA 61,700 137,318
#Ambev SA, Sponsored ADR 843,544 1,838,926
*Ambipar Participacoes e
Empreendimentos S/A 6,600 154,268
Anima Holding SA, Class A 478,600 311,171
*Automob Participacoes SA 1,624 3,220
B3 SA - Brasil Bolsa Balcao 1,005,764 2,259,962
Banco ABC Brasil SA 134,937 520,365
ΩBanco BMG SA 215,474 132,782
Banco Bradesco SA 130,789 362,800
Banco Bradesco SA 284,494 680,930
Banco Bradesco SA,
Sponsored ADR 921,201 2,551,727
Banco BTG Pactual SA 139,200 972,912
Banco do Brasil SA 559,252 1,967,878
Banco Mercantil do Brasil SA 23,306 161,061
Banco Pan SA 263,667 366,875
Banco Santander Brasil SA 317,064 1,496,816
#Banco Santander Brasil SA,
Sponsored ADR 3,112 14,689
BB Seguridade Participacoes
SA, Class H 342,290 2,060,386
Bemobi Mobile Tech SA 89,299 325,228
Blau Farmaceutica SA 41,153 90,781
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 75,350 276,848
*Brava Energia 93,899 331,080
BRF SA, Class A 523,289 1,874,047
#BRF SA, Sponsored ADR 6,300 22,176
Brisanet Servicos de
Telecomunicacoes SA 19,600 9,207
C&A MODAS SA 333,273 980,434
Caixa Seguridade
Participacoes S/A 31,200 76,794
Centrais Eletricas Brasileiras
SA 291,478 1,968,507
#Centrais Eletricas Brasileiras
SA, Class H, Sponsored ADR 46,730 315,895
*Cia Brasileira de Aluminio 281,929 235,673
*Cia Brasileira de Distribuicao 466,600 293,367
Cia de Ferro Ligas da Bahia
FERBASA 129,300 152,891
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 49,084 949,583
#Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 129,358 2,494,022
Shares Value
BRAZIL — (Continued)
Cia de Saneamento de Minas
Gerais Copasa MG 232,859 $ 1,075,588
Cia De Sanena Do Parana 171,043 233,106
Cia De Sanena Do Parana 258,270 1,573,087
Cia De Sanena Do Parana 777,065 917,452
Cia Energetica de Minas
Gerais 144,030 378,691
Cia Energetica de Minas
Gerais, Class B, Sponsored
ADR 116,130 210,195
Cia Paranaense de Energia
- Copel 402,737 794,173
#Cia Paranaense de Energia -
Copel, ADR 36,886 315,006
Cia Siderurgica Nacional SA 451,549 646,850
Cogna Educacao SA 6,313,287 3,112,354
CPFL Energia SA, Class A 93,369 632,238
Cruzeiro do Sul Educacional
SA, Class A 329,703 298,576
CSU Digital SA 24,382 77,041
Cury Construtora e
Incorporadora SA 158,156 831,664
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 393,100 1,721,662
ΩDesktop SA 33,397 49,035
Dexco SA 117,267 118,345
Dimed SA Distribuidora da
Medicamentos 107,487 174,712
Direcional Engenharia SA,
Class A 60,146 418,875
EcoRodovias Infraestrutura e
Logistica SA, Class A 289,370 348,368
Embraer SA 603,900 8,700,570
#Embraer SA, Sponsored ADR 150,068 8,640,915
Empreendimentos Pague
Menos S/A 303,088 212,758
Energisa S/A 202,257 1,649,544
*Eneva SA 571,984 1,374,139
Engie Brasil Energia SA 103,667 739,374
Equatorial Energia SA 747,703 4,550,150
Eternit SA 19,300 12,893
Eucatex SA Industria e
Comercio 65,140 205,011
Even Construtora e
Incorporadora SA 147,075 182,578
Ez Tec Empreendimentos e
Participacoes SA 166,422 408,137
Fleury SA 262,362 672,477
Fras-Le SA 73,120 308,359
#Gerdau SA, Sponsored ADR 892,008 2,640,344
ΩGPS Participacoes e
Empreendimentos SA 169,413 428,484
Grendene SA, Class A 302,445 272,271
*Grupo Casas Bahia SA 115,434 63,917

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Grupo Mateus SA, Class B 178,230 $ 233,351
*Grupo Multi SA 25,862 4,666
Grupo SBF SA, Class B 248,102 487,026
Guararapes Confeccoes SA 159,926 220,812
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 9,368 55,336
*Hidrovias do Brasil SA 190,470 120,435
Hospital Mater Dei SA 56,600 43,573
Hypera SA, Class A 255,461 1,173,143
*Infracommerce CXAAS SA 32,107 4,187
Iochpe Maxion SA 150,243 391,270
Irani Papel e Embalagem SA,
Class A 110,089 146,692
*IRB-Brasil Resseguros SA 144,397 1,173,529
Isa Energia Brasil SA 162,500 628,980
#Itau Unibanco Holding SA,
Sponsored ADR 110,899 695,337
Jalles Machado SA 140,156 85,117
*JBS N.V. 237,256 3,258,446
JHSF Participacoes SA 527,125 484,892
JSL SA, Class A 18,083 16,893
Kepler Weber SA 135,356 169,722
Klabin SA 956,000 3,176,108
Lavvi Empreendimentos
Imobiliarios SA 98,016 214,816
Localiza Rent a Car SA 305,023 1,886,729
LOG Commercial Properties e
Participacoes SA 6,400 24,040
*Log-in Logistica Intermodal
SA 16,608 75,675
Lojas Quero-Quero SA 75,300 32,549
Lojas Renner SA, Class A 1,104,094 3,208,618
ΩLWSA SA 373,331 252,064
M Dias Branco SA, Class H 7,536 32,723
Magazine Luiza SA 512,100 645,779
Mahle Metal Leve SA 12,113 61,857
Marcopolo SA 211,025 250,657
Marfrig Global Foods SA 297,600 1,132,236
Melnick Even Desenvolvimento
Imobiliario SA 130,701 76,807
Mills Locacao Servicos e
Logistica SA 175,500 352,658
*Minerva SA 8,400 7,412
ΩMitre Realty
Empreendimentos E
Participacoes LTDA 47,258 31,232
Motiva Infraestrutura de
Mobilidade SA 767,498 1,687,562
Moura Dubeux Engenharia S/A 93,188 376,344
Movida Participacoes SA 274,148 303,600
*MRV Engenharia e
Participacoes SA 610,206 648,512
Multiplan Empreendimentos
Imobiliarios SA, Class A 267,396 1,208,370
*Natura Cosmeticos SA 218,028 351,661
Neoenergia SA 93,975 411,415
*Oceanpact Servicos
Maritimos SA, Class A 195,113 212,240
Odontoprev SA, Class A 286,449 614,490
Shares Value
BRAZIL — (Continued)
*Oncoclinicas do Brasil
Servicos Medicos SA 13,247 $ 12,895
*Orizon Valorizacao de
Residuos SA 42,634 365,300
Petroleo Brasileiro SA
- Petrobras 709,700 4,536,918
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 59,036 752,119
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 623,100 7,240,422
Petroreconcavo S/A 295,745 708,915
Plano & Plano
Desenvolvimento Imobiliario
SA 42,938 99,703
Porto Seguro SA, Class A 185,928 1,723,268
Positivo Tecnologia SA, Class
H 108,400 76,868
Priner Servicos Industriais SA 29,000 79,408
*PRIO SA 700,233 5,276,872
Profarma Distribuidora de
Produtos Farmaceuticos SA 53,114 70,299
Qualicorp Consultoria e
Corretora de Seguros SA 300,700 87,548
Raia Drogasil SA 187,967 452,245
ΩRede D'Or Sao Luiz SA 44,400 257,745
Romi SA, Class A 60,239 85,863
Rumo SA 283,700 838,145
Santos Brasil Participacoes SA 400,597 998,174
Sao Carlos Empreendimentos
e Participacoes SA 12,100 39,984
Sao Martinho S/A, Class F 195,297 604,880
Schulz SA 112,747 101,499
Sendas Distribuidora S/A 62,400 104,881
#Sendas Distribuidora S/A,
ADR 8,878 74,575
ΩSer Educacional SA 193,500 273,390
*Serena Energia SA, Class A 79,249 167,740
SIMPAR SA 282,800 216,701
SLC Agricola SA 237,780 778,507
Smartfit Escola de Ginastica e
Danca SA 146,321 541,528
Suzano SA 539,300 5,023,532
#Suzano SA, Class A,
Sponsored ADR 28,500 264,195
SYN prop e tech SA 70,189 85,251
Tegma Gestao Logistica SA 36,051 234,650
Telefonica Brasil SA 97,160 546,320
#Telefonica Brasil SA, ADR 90,814 1,018,933
TIM SA 502,000 1,856,984
#TIM SA, ADR 7,974 146,562
TOTVS SA 53,900 419,855
Transmissora Alianca de
Energia Eletrica S/A 279,600 1,666,049
Tres Tentos Agroindustrial S/A 154,769 376,794
Trisul SA, Class A 102,672 113,885
Tupy SA 91,700 263,870
Ultrapar Participacoes SA 729,009 2,235,772
Ultrapar Participacoes SA,
Sponsored ADR 42,882 131,219

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Unifique Telecomunicacoes
S/A, Class A 249,401 $ 167,053
Unipar Carbocloro SA 12,878 115,012
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 55,100 45,371
Vale SA, Class A, Sponsored
ADR 1,720,718 16,398,442
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 101,201 398,040
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 70,540 48,383
Veste SA Estilo 21,000 21,306
Vibra Energia SA, Class A 1,238,078 4,690,435
Vivara Participacoes SA 132,800 602,973
Vulcabras SA 115,199 387,251
WEG SA, Class A 296,983 1,968,552
Wilson Sons SA 118,659 375,144
Wiz Co. 98,684 132,553
YDUQS Participacoes SA 346,787 801,533
*Zamp SA, Class A 226,362 141,109
TOTAL BRAZIL 167,706,960
CHILE — (0.4%)
Aguas Andinas SA, Class A 2,637,099 862,172
Banco de Chile 803,697 109,980
Banco de Chile, Sponsored
ADR 77,371 2,113,776
Banco de Credito e
Inversiones SA 29,565 1,165,593
Banco Itau Chile SA 2,861 37,555
Banco Santander Chile 6,771,860 388,572
Banco Santander Chile,
Sponsored ADR 16,113 370,760
Besalco SA 27,241 22,815
BICECORP SA 1,064,402 292,051
Camanchaca SA, Class A 3,936 206
*CAP SA 73,179 346,058
Cencosud SA 501,493 1,500,770
Cencosud Shopping SA 174,037 337,736
Cia Cervecerias Unidas SA 120,226 706,341
#Cia Cervecerias Unidas SA,
Sponsored ADR 18,761 220,066
Colbun SA 4,046,008 594,992
Embotelladora Andina SA,
Sponsored ADR 19,739 452,418
Empresa Nacional de
Telecomunicaciones SA 334,186 1,090,811
Empresas CMPC SA 552,457 773,094
Empresas Copec SA 179,641 1,181,424
Enel Americas SA 5,071,255 502,422
Enel Chile SA 10,668,623 678,857
Enel Chile SA, Sponsored
ADR 24,906 79,201
Engie Energia Chile SA 505,702 614,127
Falabella SA, Class A 202,729 1,004,245
Forus SA, Class A 10,648 22,451
Grupo Security SA, Class B 32,457 9,012
Instituto de Diagnostico SA 328 839
Shares Value
CHILE — (Continued)
Inversiones Aguas
Metropolitanas SA 634,509 $ 534,772
Inversiones La Construccion
SA 43,118 470,516
Latam Airlines Group SA,
Class A, ADR 42,922 1,862,385
Latam Airlines Group SA,
Class H 6,358,393 138,133
Parque Arauco SA 344,834 698,769
Plaza SA 190,826 400,487
Ripley Corp. SA, Class A 1,299,938 547,018
Salfacorp SA 795,854 582,820
Salmones Camanchaca SA 136 409
Sigdo Koppers SA 452 587
SMU SA, Class A 3,347,869 526,246
Sociedad Matriz SAAM SA,
Class B 977,048 117,705
#*Sociedad Quimica y
Minera de Chile SA, Class B,
Sponsored ADR 29,409 1,080,781
SONDA SA 697,495 229,535
Vina Concha y Toro SA 560,334 595,142
TOTAL CHILE 23,263,649
CHINA — (23.9%)
360 Security Technology, Inc.,
Class A 71,900 112,683
361 Degrees International, Ltd. 711,000 564,271
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 112,304 258,713
Ω#3SBio, Inc., Class A 2,700,500 11,042,809
5I5J Holding Group Co., Ltd.,
Class A 691,900 285,965
AAC Technologies Holdings,
Inc. 1,295,000 6,590,478
ABA Chemicals Corp. 32,200 39,345
Accelink Technologies Co.,
Ltd., Class A 15,400 110,958
*Addsino Co., Ltd., Class A 46,300 52,271
Advanced Micro-Fabrication
Equipment, Inc., Class A 3,833 105,056
Advanced Technology &
Materials Co., Ltd., Class A 99,700 184,046
*AECC Aero Science and
Technology Co., Ltd., Class A 18,600 81,208
AECC Aero-Engine Control
Co., Ltd., Class A 39,600 115,831
AECC Aviation Power Co.,
Ltd., Class A 12,900 75,788
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 64,700 117,821
Aerospace Intelligent
Manufacturing Technology
Co., Ltd., Class A 30,600 73,803
#*Agile Group Holdings, Ltd. 1,462,000 88,465
Agricultural Bank of China,
Ltd., Class H 10,325,000 6,773,726
Aier Eye Hospital Group Co.,
Ltd., Class A 179,646 320,165

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Ω*AInnovation Technology
Group Co., Ltd., Class H 256,100 $ 200,313
*Air China, Ltd., Class H 1,758,000 1,173,493
Aisino Corp., Class A 66,200 84,561
ΩAK Medical Holdings, Ltd. 576,000 503,358
Ω*Akeso, Inc. 242,000 4,766,013
ΩA-Living Smart City Services
Co., Ltd., Class H 730,250 274,425
All Winner Technology Co.,
Ltd., Class A 9,620 53,222
Allmed Medical Products Co.,
Ltd., Class A 118,000 151,546
*Alpha Group, Class A 39,200 52,410
Ω#*Alphamab Oncology 464,000 588,718
Aluminum Corp. of China, Ltd.,
Class H 4,440,000 3,523,720
*Amlogic Shanghai Co., Ltd.,
Class A 5,073 50,904
Amoy Diagnostics Co., Ltd.,
Class A 32,000 103,897
*<Amrita Global Development,
Ltd. 320,000 24,459
An Hui Wenergy Co., Ltd.,
Class A 67,200 66,359
*ANE Cayman, Inc. 637,000 661,344
#*Angang Steel Co., Ltd.,
Class H 1,592,000 456,306
Angel Yeast Co., Ltd., Class A 39,300 187,065
Ω#Angelalign Technology, Inc. 49,200 369,783
Anhui Anfu Battery Technology
Co., Ltd., Class A 15,700 60,425
Anhui Anke Biotechnology
Group Co., Ltd., Class H 64,100 107,660
Anhui Construction
Engineering Group Co., Ltd.,
Class A 172,600 116,580
Anhui Expressway Co., Ltd.,
Class H 256,000 399,817
Anhui Guangxin Agrochemical
Co., Ltd., Class A 113,556 188,677
Anhui Gujing Distillery Co.,
Ltd., Class A 1,800 34,399
Anhui Heli Co., Ltd., Class A 69,700 171,877
Anhui Hengyuan Coal Industry
and Electricity Power Co., Ltd.,
Class A 133,500 126,831
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 104,430 259,981
Anhui Huilong Agricultural
Means of Production Co., Ltd.,
Class A 146,900 119,187
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 19,200 131,813
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 243,000 205,247
Anhui Jinhe Industrial Co.,
Ltd., Class A 36,900 114,893
Anhui Kouzi Distillery Co., Ltd.,
Class A 37,942 175,128
Shares Value
CHINA — (Continued)
Anhui Sierte Fertilizer Industry,
Ltd. Co., Class A 134,000 $ 101,473
*Anhui Tatfook Technology
Co., Ltd., Class A 36,100 61,133
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 97,220 116,364
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 80,700 99,277
Anhui Xinbo Aluminum Co.,
Ltd., Class A 51,400 122,116
Anhui Yingjia Distillery Co.,
Ltd., Class A 8,200 46,697
Anhui Yingliu
Electromechanical Co., Ltd.,
Class A 49,200 178,780
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 129,900 316,904
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 7,949 165,127
Anjoy Foods Group Co., Ltd.,
Class A 15,100 154,556
Anker Innovations Technology
Co., Ltd., Class A 10,400 178,959
ANTA Sports Products, Ltd. 916,000 10,501,911
Anton Oilfield Services Group 3,624,000 650,935
*Anyang Iron & Steel, Inc. 194,300 63,058
Aoshikang Technology Co.,
Ltd., Class A 19,700 108,333
Aotecar New Energy
Technology Co., Ltd., Class A 251,100 99,950
Apeloa Pharmaceutical Co.,
Ltd., Class A 84,900 189,460
*ApicHope Pharmaceutical
Group Co., Ltd., Class A 17,900 192,550
Appotronics Corp., Ltd. 43,101 91,221
APT Medical, Inc., Class A 5,034 198,652
Arctech Solar Holding Co., Ltd. 21,548 148,023
Ω*Arrail Group, Ltd. 183,000 63,176
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 62,300 277,188
Ω#AsiaInfo Technologies, Ltd.,
Class R 255,200 369,959
Asian Star Anchor Chain Co.,
Ltd., Class A 76,700 110,632
*ASR Microelectronics Co.,
Ltd., Class A 4,463 54,669
Asymchem Laboratories
Tianjin Co., Ltd., Class A 10,700 169,533
Aurisco Pharmaceutical Co.,
Ltd., Class A 36,600 122,335
Autel Intelligent Technology
Corp., Ltd., Class A 41,490 200,424
Autobio Diagnostics Co., Ltd.,
Class A 21,800 120,275
Avary Holding Shenzhen Co.,
Ltd., Class A 65,400 480,736

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
AviChina Industry &
Technology Co., Ltd., Class H 5,172,000 $ 3,057,080
AVICOPTER PLC, Class A 15,400 84,537
Bafang Electric Suzhou Co.,
Ltd., Class A 13,600 50,720
*BAIC BluePark New Energy
Technology Co., Ltd., Class A 21,700 24,438
Ω*BAIC Motor Corp., Ltd.,
Class H 3,140,000 860,000
Baimtec Material Co., Ltd. 6,140 48,735
Baiyin Nonferrous Group Co.,
Ltd., Class A 433,100 189,814
Bank of Beijing Co., Ltd.,
Class A 484,128 433,085
Bank of Changsha Co., Ltd.,
Class A 248,900 341,063
Bank of Chengdu Co., Ltd.,
Class A 171,600 439,579
Bank of China, Ltd., Class H 36,652,000 21,197,462
Bank of Chongqing Co., Ltd.,
Class H 669,500 660,971
Bank of Communications Co.,
Ltd., Class H 2,824,000 2,543,399
*Bank of Gansu Co., Ltd.,
Class H 397,000 14,666
Bank of Guiyang Co., Ltd.,
Class A 134,500 119,200
Bank of Hangzhou Co., Ltd.,
Class A 255,500 568,746
Bank of Jiangsu Co., Ltd.,
Class A 669,559 1,049,349
Bank of Nanjing Co., Ltd.,
Class A 386,551 615,462
Bank of Ningbo Co., Ltd.,
Class A 267,300 1,033,210
ΩBank of Qingdao Co., Ltd.,
Class H 551,500 283,127
Bank of Shanghai Co., Ltd.,
Class A 327,800 465,090
Bank of Suzhou Co., Ltd.,
Class A 241,040 285,496
Bank of Tianjin Co., Ltd., Class
H 50,000 15,605
Bank of Xi'an Co., Ltd., Class
A 181,878 96,864
ΩBank of Zhengzhou Co., Ltd.,
Class H 3,300 555
*Baoding Tianwei Baobian
Electric Co., Ltd. 31,400 37,757
Baoji Titanium Industry Co.,
Ltd., Class A 17,300 74,141
Baoshan Iron & Steel Co., Ltd.,
Class A 895,300 911,417
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 123,195 88,165
Baowu Magnesium
Technology Co., Ltd., Class A 6,720 11,399
Baoxiniao Holding Co., Ltd.,
Class A 601,200 316,017
Shares Value
CHINA — (Continued)
Baoye Group Co., Ltd., Class
H 108,000 $ 59,710
*Baozun, Inc., Class A 25,200 25,457
*Baozun, Inc., Class A,
Sponsored ADR 66,290 179,646
BBMG Corp., Class H 1,000,000 103,185
*Be Friends Holding, Ltd.,
Class A 614,000 79,781
Bear Electric Appliance Co.,
Ltd., Class A 21,900 145,976
Beauty Farm Medical And
Health Industry, Inc. 8,500 29,182
Befar Group Co., Ltd., Class A 200,300 121,955
Beibuwan Port Co., Ltd., Class
A 142,100 160,819
Beijing Aerospace Shenzhou
Intelligent Equipment
Technology Co., Ltd., Class A 23,200 45,433
Beijing Balance Medical
Technology Co., Ltd., Class A 3,392 49,575
*Beijing BDStar Navigation
Co., Ltd., Class A 14,500 60,633
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 17,160 72,398
*Beijing Capital Development
Co., Ltd., Class A 311,200 113,082
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 397,100 169,630
#*Beijing Capital International
Airport Co., Ltd., Class H 2,198,000 854,000
Beijing Changjiu Logistics
Corp., Class A 51,800 56,468
Beijing Chunlizhengda Medical
Instruments Co., Ltd., Class H 27,250 55,264
*Beijing Compass Technology
Development Co., Ltd., Class
A 3,335 41,060
Beijing CTJ Information
Technology Co., Ltd., Class A 13,800 48,480
*Beijing Cuiwei Tower Co.,
Ltd., Class A 65,500 115,371
*Beijing Dabeinong
Technology Group Co., Ltd.,
Class A 221,800 127,047
Beijing Dahao Technology
Corp., Ltd., Class A 33,840 64,674
Beijing Easpring Material
Technology Co., Ltd., Class A 26,200 149,892
*Beijing eGOVA Co., Ltd.,
Class A 12,200 29,695
*Beijing E-Hualu Information
Technology Co., Ltd., Class A 9,900 31,429
Beijing Enlight Media Co., Ltd.,
Class A 72,400 198,818
Beijing Enterprises Holdings,
Ltd. 864,000 3,615,592
Beijing Fengjing Automotive
Parts Co., Ltd., Class A 421,900 204,215

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Beijing GeoEnviron
Engineering & Technology,
Inc., Class A 159,840 $ 138,775
*Beijing Haixin Energy
Technology Co., Ltd., Class A 200,100 94,080
Beijing Haohua Energy
Resource Co., Ltd., Class A 209,100 211,124
Beijing Huafeng Test & Control
Technology Co., Ltd., Class A 5,868 116,071
Beijing Jetsen Technology Co.,
Ltd., Class A 218,500 173,947
Beijing Jingneng Clean Energy
Co., Ltd., Class H 1,206,000 365,641
*Beijing Jingyuntong
Technology Co., Ltd., Class A 226,700 116,019
Beijing Kingsoft Office
Software, Inc., Class A 2,774 120,614
*Beijing Leike Defense
Technology Co., Ltd., Class A 78,500 64,889
Beijing New Building Materials
PLC, Class A 48,800 176,582
*Beijing North Star Co., Ltd.,
Class H 844,000 93,539
Beijing Oriental Jicheng Co.,
Ltd., Class A 7,300 28,946
Beijing Originwater Technology
Co., Ltd., Class A 138,600 89,001
*Beijing Philisense Technology
Co., Ltd., Class A 300 227
*Beijing Relpow Technology
Co., Ltd., Class A 37,618 89,842
Beijing Roborock Technology
Co., Ltd., Class A 6,958 167,296
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 28,600 72,708
Beijing Sanyuan Foods Co.,
Ltd., Class A 223,000 143,508
Beijing Shiji Information
Technology Co., Ltd., Class A 79,082 112,642
Beijing Shougang Co., Ltd.,
Class A 268,200 155,485
Beijing Shunxin Agriculture
Co., Ltd., Class A 25,000 54,541
Beijing Sifang Automation Co.,
Ltd., Class A 26,500 62,371
Beijing Sinnet Technology Co.,
Ltd., Class A 94,100 190,022
*Beijing Sinohytec Co., Ltd.,
Class H 21,450 68,175
Beijing SL Pharmaceutical Co.,
Ltd., Class A 94,600 110,735
*Beijing Sojo Electric Co., Ltd.,
Class A 50,000 50,345
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 240,000 133,810
Beijing Strong Biotechnologies,
Inc., Class A 91,800 186,523
Shares Value
CHINA — (Continued)
*Beijing SuperMap Software
Co., Ltd., Class A 34,700 $ 78,253
Beijing Teamsun Technology
Co., Ltd., Class A 52,100 78,907
*Beijing Thunisoft Corp., Ltd.,
Class A 63,400 75,357
Beijing Tiantan Biological
Products Corp., Ltd., Class A 54,572 151,526
#Beijing Tong Ren Tang
Chinese Medicine Co., Ltd.,
Class A 424,000 493,676
Beijing Tong Ren Tang Co.,
Ltd., Class A 26,900 134,272
Beijing Ultrapower Software
Co., Ltd., Class A 117,600 205,998
Beijing United Information
Technology Co., Ltd., Class A 65,800 217,015
ΩBeijing Urban Construction
Design & Development Group
Co., Ltd., Class H 130,000 22,854
*Beijing VRV Software Corp.,
Ltd., Class A 41,700 31,057
Beijing Wandong Medical
Technology Co., Ltd., Class A 14,000 33,921
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 12,820 104,086
*Beijing Watertek Information
Technology Co., Ltd., Class A 127,300 85,100
Beijing Yanjing Brewery Co.,
Ltd., Class A 77,700 133,843
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 15,200 115,715
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 29,400 53,905
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 1,524,800 1,141,982
*Beiqi Foton Motor Co., Ltd.,
Class A 677,800 252,875
*Bengang Steel Plates Co.,
Ltd., Class A 84,700 44,640
#*BeOne Medicines, Ltd.,
Class A, Sponsored ADR 3,889 1,171,095
Best Pacific International
Holdings, Ltd., Class A 440,000 161,987
Bestore Co., Ltd., Class A 97,700 173,579
*Bestway Marine & Energy
Technology Co., Ltd., Class A 128,800 123,795
Bethel Automotive Safety
Systems Co., Ltd., Class A 11,340 74,140
Betta Pharmaceuticals Co.,
Ltd., Class A 13,800 123,565
Beyondsoft Corp., Class A 13,200 26,546
*BGI Genomics Co., Ltd.,
Class A 10,500 77,459
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 166,610 373,187
*Bilibili, Inc., Class Z 193,280 4,419,587

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Bilibili, Inc., Class Z,
Sponsored ADR 1,000 $ 22,820
#Binjiang Service Group Co.,
Ltd. 73,000 222,255
Black Peony Group Co., Ltd.,
Class A 88,200 65,812
Bloomage Biotechnology
Corp., Ltd., Class A 7,347 52,803
Ω#Blue Moon Group Holdings,
Ltd., Class A 801,000 386,725
*Blue Sail Medical Co., Ltd.,
Class A 68,100 60,164
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 90,160 86,906
Bluestar Adisseo Co., Class A 62,400 85,765
ΩBOC Aviation, Ltd., Class A 327,300 2,983,225
BOC International China Co.,
Ltd., Class A 43,300 91,522
*BOE HC SemiTek Corp.,
Class A 102,400 105,806
BOE Technology Group Co.,
Ltd., Class A 1,967,300 1,102,312
*Bohai Leasing Co., Ltd.,
Class A 526,100 253,922
*Bomin Electronics Co., Ltd. 108,800 157,688
BOTH Engineering Technology
Co., Ltd. 40,200 68,020
Bright Dairy & Food Co., Ltd.,
Class A 138,100 163,570
BrightGene Bio-Medical
Technology Co., Ltd., Class A 12,377 167,849
Bros Eastern Co., Ltd., Class A 161,600 118,339
*B-Soft Co., Ltd., Class A 104,700 84,077
BTG Hotels Group Co., Ltd.,
Class A 115,700 223,531
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 18,700 26,350
#BYD Co., Ltd. 1,105,500 16,251,554
#BYD Electronic International
Co., Ltd., Class A 1,339,000 5,611,860
By-health Co., Ltd., Class A 72,100 117,697
C&D Property Management
Group Co., Ltd. 754,000 273,745
*C&S Paper Co., Ltd., Class A 138,600 145,516
Caitong Securities Co., Ltd.,
Class A 96,600 108,521
Ω*CALB Group Co., Ltd.,
Class H 118,100 296,378
*Cambricon Technologies
Corp., Ltd., Class A 814 80,099
Camel Group Co., Ltd., Class
A 318,700 402,232
Cangzhou Dahua Co., Ltd.,
Class A 54,300 108,672
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 136,400 69,239
Canmax Technologies Co.,
Ltd., Class A 45,300 125,278
Shares Value
CHINA — (Continued)
Canny Elevator Co., Ltd.,
Class A 93,200 $ 94,619
Ω*CanSino Biologics, Inc.,
Class H 5,600 31,959
Castech, Inc., Class A 22,330 121,310
Cathay Biotech, Inc. 8,850 59,039
*CCCC Design & Consulting
Group Co., Ltd., Class A 110,700 124,361
CCS Supply Chain
Management Co., Ltd., Class
A 83,000 51,687
CECEP Solar Energy Co.,
Ltd., Class A 274,800 172,269
CECEP Wind-Power Corp.,
Class A 643,040 267,554
Center International Group
Co., Ltd., Class A 39,000 55,713
#Central China Securities Co.,
Ltd., Class H 1,158,000 404,194
*CETC Chips Technology,
Inc., Class A 15,600 26,829
CETC Cyberspace Security
Technology Co., Ltd., Class A 22,600 57,235
CETC Digital Technology Co.,
Ltd., Class A 7,830 27,714
CETC Potevio
Science&Technology Co., Ltd.,
Class A 14,500 46,294
*CGN Nuclear Technology
Development Co., Ltd., Class
A 155,200 168,111
ΩCGN Power Co., Ltd., Class
H 4,765,000 1,790,669
Changbai Mountain Tourism
Co., Ltd. 2,800 14,322
Changchun Faway Automobile
Components Co., Ltd., Class A 81,600 115,663
Changchun High-Tech Industry
Group Co., Ltd., Class A 20,634 301,975
Changchun UP Optotech Co.,
Ltd., Class A 4,200 27,716
Changjiang & Jinggong Steel
Building Group Co., Ltd., Class
A 288,900 131,023
Changjiang Securities Co.,
Ltd., Class A 119,100 121,740
Changshu Fengfan Power
Equipment Co., Ltd., Class A 98,200 63,195
Changzheng Engineering
Technology Co., Ltd., Class A 36,600 86,650
Changzhou Qianhong
Biopharma Co., Ltd., Class A 120,700 186,988
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 8,000 131,569
Chaowei Power Holdings, Ltd.,
Class A 687,000 119,897
Chaozhou Three-Circle Group
Co., Ltd., Class A 36,200 166,134

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Chen Lin Education Group
Holdings, Ltd. 236,000 $ 41,789
Cheng De Lolo Co., Ltd.,
Class A 137,500 166,864
*Chengdu ALD Aviation
Manufacturing Corp., Class A 8,300 27,558
Chengdu B-Ray Media Co.,
Ltd., Class A 82,700 60,217
Chengdu Corp.RO Technology
Co., Ltd., Class A 11,800 35,203
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 42,200 69,941
Chengdu Galaxy Magnets Co.,
Ltd., Class A 22,200 89,875
Chengdu Guibao Science &
Technology Co., Ltd., Class A 26,700 77,802
Chengdu Hi-tech Development
Co., Ltd., Class A 12,700 80,355
Chengdu Hongqi Chain Co.,
Ltd., Class A 450,600 381,218
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 58,600 333,060
Chengdu Kanghua Biological
Products Co., Ltd., Class A 18,200 195,550
Chengdu Leejun Industrial Co.,
Ltd., Class A 59,300 100,667
Chengdu Spaceon Electronics
Co., Ltd., Class A 12,700 28,006
Chengdu Wintrue Holding Co.,
Ltd., Class A 237,800 347,291
Chengdu Xingrong
Environment Co., Ltd., Class A 111,200 109,655
Chengtun Mining Group Co.,
Ltd., Class A 212,400 221,821
Chenguang Biotech Group
Co., Ltd., Class A 44,400 80,915
*Chengxin Lithium Group Co.,
Ltd., Class A 98,900 212,883
Chengzhi Co., Ltd., Class A 66,100 71,232
#Chervon Holdings, Ltd. 78,000 178,854
Chifeng Jilong Gold Mining
Co., Ltd., Class A 64,400 204,449
*China Aerospace International
Holdings, Ltd. 998,000 61,024
*China Anchu Energy Storage
Group, Ltd., Class A 284,000 13,567
China Animal Husbandry
Industry Co., Ltd., Class A 94,100 99,709
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 77,200 208,252
China Baoan Group Co., Ltd.,
Class A 80,800 101,978
Ω*China Bohai Bank Co., Ltd.,
Class H 1,710,000 224,369
China CAMC Engineering Co.,
Ltd., Class A 133,400 157,078
China Chunlai Education
Group Co., Ltd., Class H 226,000 128,403
Shares Value
CHINA — (Continued)
#China Cinda Asset
Management Co., Ltd., Class
H 17,145,000 $ 3,101,389
China CITIC Bank Corp., Ltd.,
Class H 5,477,000 5,100,238
#China Coal Energy Co., Ltd.,
Class A 2,870,000 3,531,745
*China Coal Xinji Energy Co.,
Ltd., Class A 236,900 211,923
China Communications
Services Corp., Ltd., Class H 2,482,000 1,448,097
*China Conch Environment
Protection Holdings, Ltd. 1,412,500 120,557
#China Conch Venture
Holdings, Ltd., Class H 2,983,000 3,648,000
China Construction Bank
Corp., Class H 55,557,000 56,972,465
China CSSC Holdings, Ltd.,
Class A 26,900 128,079
China CYTS Tours Holding
Co., Ltd., Class A 134,900 184,477
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 2,091,000 612,650
China Design Group Co., Ltd.,
Class A 216,700 252,158
#*<China Dili Group 8,000 126
ΩChina East Education
Holdings, Ltd., Class H 1,012,500 1,051,194
#*China Eastern Airlines Corp.,
Ltd., Class H 1,246,000 449,195
*China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 616,000 20,403
#China Energy Engineering
Corp., Ltd., Class H 3,834,000 634,930
China Everbright Bank Co.,
Ltd., Class H 1,394,000 655,269
China Everbright Environment
Group, Ltd., Class A 3,200,000 1,716,178
*China Express Airlines Co.,
Ltd., Class A 151,600 175,145
ΩChina Feihe, Ltd., Class A 5,652,000 3,362,400
China Film Group Co., Ltd.,
Class A 47,100 86,750
*China First Heavy Industries
Co., Ltd., Class A 186,200 74,375
China Galaxy Securities Co.,
Ltd., Class H 2,899,500 3,922,636
China Gold International
Resources Corp., Ltd., Class A 523,100 4,514,653
China Great Wall Securities
Co., Ltd., Class A 89,800 109,849
*China Greatwall Technology
Group Co., Ltd., Class A 10,900 22,797
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 111,800 133,970
China Haisum Engineering
Co., Ltd. 42,600 62,037

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
China Hanking Holdings, Ltd.,
Class A 782,000 $ 228,125
China Harzone Industry Corp.,
Ltd., Class A 19,100 33,139
*China High Speed Railway
Technology Co., Ltd., Class A 287,600 110,490
#China Hongqiao Group, Ltd.,
Class H 3,212,500 8,512,102
ΩChina International Capital
Corp., Ltd., Class H 750,400 1,908,023
China International Marine
Containers Group Co., Ltd.,
Class H 1,374,550 1,483,113
China Isotope & Radiation
Corp., Class H 86,800 181,561
China Jinmao Holdings Group,
Ltd., Class A 6,668,000 1,214,680
China Jushi Co., Ltd., Class A 152,300 261,712
China Kepei Education Group,
Ltd., Class A 892,000 174,991
China Kings Resources Group
Co., Ltd., Class A 42,000 91,687
China Leadshine Technology
Co., Ltd., Class A 18,500 114,948
China Lesso Group Holdings,
Ltd., Class H 1,821,000 1,085,641
China Life Insurance Co., Ltd.,
Class H 2,368,000 6,862,675
China Lilang, Ltd. 746,000 352,568
Ω*China Literature, Ltd., Class
H 470,400 1,851,638
China Longyuan Power Group
Corp., Ltd., Class H 1,916,000 1,730,502
*China Maple Leaf Educational
Systems, Ltd. 1,452,000 68,438
China Meheco Group Co.,
Ltd., Class A 112,640 172,470
#China Meidong Auto
Holdings, Ltd. 996,000 263,908
China Merchants Bank Co.,
Ltd., Class H 2,276,500 14,790,000
China Merchants Energy
Shipping Co., Ltd., Class A 447,000 375,693
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 76,300 118,627
China Merchants Port Holdings
Co., Ltd., Class A 2,401,599 4,729,773
China Merchants Property
Operation & Service Co., Ltd.,
Class A 159,900 274,329
Ω#China Merchants Securities
Co., Ltd., Class H 227,000 469,615
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 144,500 174,357
China Minsheng Banking
Corp., Ltd., Class H 3,289,000 1,981,780
#China Modern Dairy
Holdings, Ltd. 2,779,000 421,275
Shares Value
CHINA — (Continued)
China National Accord
Medicines Corp., Ltd., Class A 36,610 $ 129,325
China National Building
Material Co., Ltd., Class A 4,379,377 2,610,890
China National Chemical
Engineering Co., Ltd., Class A 160,200 177,526
China National Electric
Apparatus Research Institute
Co., Ltd., Class A 25,627 89,745
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 126,839 143,548
China National Medicines
Corp., Ltd., Class A 66,600 272,027
China National Nuclear Power
Co., Ltd., Class A 740,649 944,019
*China National Software &
Service Co., Ltd., Class A 5,400 35,462
ΩChina New Higher Education
Group, Ltd., Class A 1,504,747 208,939
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 149,300 122,170
China Nonferrous Mining
Corp., Ltd., Class A 2,201,000 2,144,924
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 39,800 206,998
China Oilfield Services, Ltd.,
Class H 3,140,000 2,784,000
China Overseas Grand
Oceans Group, Ltd. 2,042,391 504,744
China Overseas Land &
Investment, Ltd., Class H 2,451,000 4,246,319
China Pacific Insurance Group
Co., Ltd., Class H 1,971,200 7,947,577
China Petroleum & Chemical
Corp., Class A 20,900,000 12,247,134
China Petroleum Engineering
Corp., Class A 148,100 70,453
#China Power International
Development, Ltd., Class A 4,364,000 1,712,245
China Publishing & Media Co.,
Ltd., Class A 70,800 66,183
China Qinfa Group, Ltd., Class
H 802,000 183,898
China Railway Group, Ltd.,
Class H 2,100,000 1,056,688
China Railway Hi-tech Industry
Co., Ltd., Class A 168,600 212,323
China Railway Materials Co.,
Ltd., Class A 308,600 114,277
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 2,123,000 930,334
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 157,000 124,334

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 10,700 $ 62,863
China Reinsurance Group
Corp., Class H 5,215,000 910,134
China Resource and
Environment Co., Ltd. 119,200 73,568
China Resources Beer
Holdings Co., Ltd., Class A 1,659,000 5,526,478
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 29,000 108,435
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 78,000 229,017
China Resources Medical
Holdings Co., Ltd., Class A 1,521,000 862,223
China Resources
Microelectronics, Ltd., Class A 24,734 159,960
ΩChina Resources Mixc
Lifestyle Services, Ltd., Class
H 626,800 2,914,420
ΩChina Resources
Pharmaceutical Group, Ltd. 2,397,500 1,676,723
#China Resources Power
Holdings Co., Ltd., Class A 1,028,000 2,548,392
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 46,527 202,171
#China Risun Group, Ltd. 2,003,000 604,727
*China Sanjiang Fine
Chemicals Co., Ltd., Class A 782,000 175,327
Ω*China Shengmu Organic
Milk, Ltd., Class H 30,000 1,166
#China Shenhua Energy Co.,
Ltd., Class A 2,336,500 10,134,755
*China Southern Airlines Co.,
Ltd., Class A 1,292,000 595,801
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 112,600 72,149
China Southern Power Grid
Technology Co., Ltd., Class A 9,734 44,686
China State Construction
Engineering Corp., Ltd., Class
A 1,761,900 1,383,090
China Sunshine Paper
Holdings Co., Ltd., Class H 596,000 146,532
China Suntien Green Energy
Corp., Ltd., Class H 1,383,000 739,949
China Taiping Insurance
Holdings Co., Ltd., Class A 2,668,400 5,948,662
China Testing & Certification
International Group Co., Ltd.,
Class A 73,680 71,634
China Tianying, Inc., Class A 264,300 157,256
China Tobacco International
HK Co., Ltd., Class H 312,000 1,309,605
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 46,400 336,326
Shares Value
CHINA — (Continued)
ΩChina Tower Corp., Ltd.,
Class H 5,348,400 $ 7,494,573
China Traditional Chinese
Medicine Holdings Co., Ltd.,
Class A 3,680,000 1,050,089
*China TransInfo Technology
Co., Ltd., Class A 55,600 82,357
#China Travel International
Investment Hong Kong, Ltd.,
Class A 2,060,000 485,478
China Tungsten And Hightech
Materials Co., Ltd., Class A 89,850 200,755
*China Vanke Co., Ltd., Class
H 1,369,400 870,485
China West Construction
Group Co., Ltd., Class A 122,500 109,245
China World Trade Center Co.,
Ltd., Class A 21,300 60,324
China XD Electric Co., Ltd.,
Class A 233,900 212,483
China XLX Fertiliser, Ltd.,
Class A 1,128,000 941,197
China Yangtze Power Co.,
Ltd., Class A 497,400 1,920,559
China Yongda Automobiles
Services Holdings, Ltd. 1,272,000 364,586
Ω#*China Youran Dairy Group,
Ltd., Class A 1,165,000 549,108
Ω*China Yuhua Education
Corp., Ltd., Class A 2,418,000 163,254
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 22,500 148,321
China Zheshang Bank Co.,
Ltd., Class H 1,317,900 463,364
*China Zhonghua
Geotechnical Engineering
Group Co., Ltd., Class A 59,300 32,158
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 7,600 8,127
Chinasoft International, Ltd. 5,982,000 4,343,618
Chongqing Brewery Co., Ltd.,
Class A 17,400 133,260
Chongqing Changan
Automobile Co., Ltd., Class A 313,700 559,510
Chongqing Chuanyi
Automation Co., Ltd., Class A 55,000 153,477
Chongqing Department Store
Co., Ltd., Class A 47,200 191,151
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 140,790 178,082
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 73,590 133,703
Chongqing Gas Group Corp.,
Ltd., Class A 112,100 88,309
Chongqing Machinery &
Electric Co., Ltd., Class H 868,000 154,803

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Chongqing Pharscin
Pharmaceutical Co., Ltd.,
Class A 26,600 $ 69,542
Chongqing Port Co., Ltd.,
Class A 396,700 306,457
*Chongqing Qianli Technology
Co., Ltd., Class A 26,700 30,439
Chongqing Road & Bridge Co.,
Ltd., Class A 130,100 116,383
Chongqing Rural Commercial
Bank Co., Ltd., Class H 1,617,000 1,283,301
Chongqing Sanfeng
Environment Group Corp.,
Ltd., Class A 143,800 169,125
*Chongqing Taiji Industry
Group Co., Ltd., Class A 50,400 169,090
Chongqing Zhifei Biological
Products Co., Ltd., Class A 22,440 74,974
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 96,800 314,021
Chongyi Zhangyuan Tungsten
Industry Co., Ltd., Class A 95,520 121,748
Chow Tai Seng Jewellery Co.,
Ltd., Class A 84,300 151,408
*CIFI Holdings Group Co., Ltd. 1,016,000 34,298
CIG Shanghai Co., Ltd. 16,600 124,969
CIMC Enric Holdings, Ltd. 882,000 752,790
Cisen Pharmaceutical Co.,
Ltd., Class A 70,500 293,432
CITIC Heavy Industries Co.,
Ltd., Class A 112,000 72,231
CITIC Press Corp., Class A 1,200 5,291
CITIC Securities Co., Ltd.,
Class H 406,000 1,427,465
CITIC, Ltd. 2,472,000 3,709,575
City Development Environment
Co., Ltd., Class A 96,800 185,808
*ClouDr Group, Ltd. 216,600 41,113
*CMGE Technology Group,
Ltd., Class H 908,000 58,991
CMOC Group, Ltd., Class H 3,624,000 4,127,205
CMST Development Co., Ltd.,
Class A 133,600 109,138
CNGR Advanced Material Co.,
Ltd., Class A 36,500 170,852
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 169,445 98,468
CNOOC Energy Technology &
Services, Ltd., Class A 255,500 143,516
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 176,780 192,467
*COFCO Biotechnology Co.,
Ltd., Class A 285,600 231,722
COFCO Capital Holdings Co.,
Ltd., Class A 55,600 94,541
*COFCO Joycome Foods,
Ltd., Class A 3,374,000 752,166
COFCO Sugar Holding Co.,
Ltd., Class A 172,300 233,949
Shares Value
CHINA — (Continued)
Cofoe Medical Technology
Co., Ltd., Class A 20,130 $ 102,964
Contec Medical Systems Co.,
Ltd., Class A 9,400 26,987
Contemporary Amperex
Technology Co., Ltd., Class A 205,820 7,553,756
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 2,188,000 1,781,060
COSCO SHIPPING
Specialized Carriers Co., Ltd.,
Class A 224,100 207,932
COSCO SHIPPING
Technology Co., Ltd. 14,700 46,239
Cosonic Intelligent
Technologies Co., Ltd., Class
A 56,000 134,987
*CPT Technology Group Co.,
Ltd., Class A 37,500 22,884
CQ Pharmaceutical Holding
Co., Ltd., Class A 178,800 131,183
CRRC Corp., Ltd., Class H 2,151,000 1,490,629
Crystal Clear Electronic
Material Co., Ltd., Class A 40,194 58,533
ΩCSC Financial Co., Ltd.,
Class H 163,500 261,600
CSG Holding Co., Ltd., Class
A 184,700 122,447
*CSG Smart
Science&Technology Co., Ltd.,
Class A 43,800 62,752
CSPC Innovation
Pharmaceutical Co., Ltd.,
Class A 56,256 420,855
#CSPC Pharmaceutical Group,
Ltd., Class A 12,390,000 15,657,172
CSSC Science & Technology
Co., Ltd., Class A 39,900 69,782
CTS International Logistics
Corp., Ltd., Class A 132,500 115,406
*Daan Gene Co., Ltd., Class A 123,900 119,772
Dajin Heavy Industry Co., Ltd.,
Class A 11,700 51,797
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 266,000 228,732
Daphne International Holdings,
Ltd. 138,000 9,317
Daqin Railway Co., Ltd., Class
A 519,800 471,484
Dashang Co., Ltd., Class A 104,874 284,505
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 99,100 237,916
Datang International Power
Generation Co., Ltd., Class H 2,422,000 610,899
*Datang Telecom Technology
Co., Ltd. 51,800 60,707
DBG Technology Co., Ltd.,
Class A 39,600 151,311
DeHua TB New Decoration
Materials Co., Ltd., Class A 79,300 109,873

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Deppon Logistics Co., Ltd.,
Class A 59,000 $ 127,325
*Dezhan Healthcare Co., Ltd. 347,000 233,412
DHC Software Co., Ltd., Class
A 138,386 177,920
Dian Diagnostics Group Co.,
Ltd., Class A 103,800 231,780
Digital China Group Co., Ltd.,
Class A 30,600 175,701
*Digital China Information
Service Group Co., Ltd., Class
A 68,200 121,546
Dirui Industrial Co., Ltd., Class
A 25,600 51,838
Do-Fluoride New Materials
Co., Ltd., Class A 75,680 130,363
Dong-E-E-Jiao Co., Ltd., Class
A 16,900 120,945
#Dongfang Electric Corp., Ltd.,
Class H 352,800 833,237
Dongfang Electronics Co.,
Ltd., Class A 116,200 165,190
DongFeng Automobile Co.,
Ltd., Class A 65,300 64,845
Dongfeng Electronic
Technology Co., Ltd., Class A 73,700 130,530
Dongguan Aohai Technology
Co., Ltd., Class A 19,400 106,038
Dongguan Development
Holdings Co., Ltd., Class A 90,400 138,292
Dongguan Dingtong Precision
Metal Co., Ltd., Class A 3,642 48,441
Dongguan Rural Commercial
Bank Co., Ltd., Class H 160,000 76,433
Dongguan Yutong Optical
Technology Co., Ltd. 24,200 75,954
Donghua Testing Technology
Co., Ltd., Class H 10,000 53,868
*Dongjiang Environmental Co.,
Ltd., Class H 114,400 38,182
Dongxing Securities Co., Ltd.,
Class A 103,700 160,364
Dongyue Group, Ltd. 3,268,000 4,337,906
Double Medical Technology,
Inc. 4,400 27,010
*DPC Dash, Ltd. 17,000 184,076
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 712,000 461,666
Eaglerise Electric & Electronic
China Co., Ltd., Class A 36,500 81,908
Ω#*East Buy Holding, Ltd. 19,000 53,127
East Money Information Co.,
Ltd., Class A 209,700 675,617
Eastcompeace Technology
Co., Ltd., Class A 29,100 100,293
Eastern Communications Co.,
Ltd., Class A 19,400 29,543
*Easyhome New Retail Group
Co., Ltd., Class A 373,200 154,245
Shares Value
CHINA — (Continued)
E-Commodities Holdings, Ltd. 1,704,000 $ 208,387
Ecovacs Robotics Co., Ltd.,
Class A 9,500 104,892
Edan Instruments, Inc., Class
A 48,500 87,984
Edifier Technology Co., Ltd.,
Class A 52,600 95,859
Edvantage Group Holdings,
Ltd. 682,905 143,541
#EEKA Fashion Holdings, Ltd. 426,500 368,909
EIT Environmental
Development Group Co., Ltd.,
Class A 144 396
Electric Connector Technology
Co., Ltd., Class A 10,600 71,522
*<Elion Energy Co., Ltd., Class
A 243,500 2,364
EmbedWay Technologies
Shanghai Corp. 8,600 33,588
ENN Energy Holdings, Ltd.,
Class A 567,300 4,628,734
ENN Natural Gas Co., Ltd.,
Class A 129,400 330,760
Eoptolink Technology, Inc.,
Ltd., Class A 10,976 288,032
Era Co., Ltd., Class A 142,000 82,519
Espressif Systems Shanghai
Co., Ltd. 2,273 51,064
Eternal Asia Supply Chain
Management, Ltd., Class A 228,200 141,790
Eve Energy Co., Ltd., Class A 40,300 247,494
#Ever Sunshine Services
Group, Ltd. 1,000,000 264,968
ΩEverbright Securities Co.,
Ltd., Class H 260,400 346,979
Ω*Everest Medicines, Ltd. 110,500 899,484
Explosive Co., Ltd., Class A 31,800 61,702
Eyebright Medical Technology
Beijing Co., Ltd. 8,330 89,097
Fangda Carbon New Material
Co., Ltd., Class A 145,700 96,794
Fangda Special Steel
Technology Co., Ltd., Class A 332,395 269,689
*Far East Smarter Energy Co.,
Ltd., Class A 75,400 57,934
*Farasis Energy Gan Zhou
Co., Ltd. 41,989 93,526
FAW Jiefang Group Co., Ltd.,
Class A 93,700 90,449
FAWER Automotive Parts Co.,
Ltd., Class A 194,600 160,318
Feilong Auto Components Co.,
Ltd. 89,600 212,748
Fengzhushou Co., Ltd., Class
A 16,250 76,402
Ferrotec Anhui Technology
Development Co., Ltd., Class
A 6,208 34,604
FESCO Group Co., Ltd., Class
A 46,700 136,016

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Fiberhome Telecommunication
Technologies Co., Ltd., Class
A 29,100 $ 90,647
Fibocom Wireless, Inc., Class
A 18,200 66,437
*Financial Street Holdings Co.,
Ltd., Class A 233,600 94,928
First Capital Securities Co.,
Ltd., Class A 28,600 29,353
#Flat Glass Group Co., Ltd.,
Class H 448,000 583,256
Focus Lightings Tech Co.,
Ltd., Class A 60,800 105,997
Focus Media Information
Technology Co., Ltd., Class A 308,700 321,108
Focused Photonics Hangzhou,
Inc., Class A 33,200 87,902
*Focuslight Technologies, Inc.,
Class A 5,345 63,449
Foryou Corp., Class A 29,600 121,640
Foshan Electrical and Lighting
Co., Ltd., Class A 107,700 96,046
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 93,884 499,355
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 79,500 101,770
*Foshan Yowant Technology
Co., Ltd. 94,300 89,327
Fosun International, Ltd.,
Class A 1,754,500 1,211,387
Founder Securities Co., Ltd.,
Class A 123,700 139,309
Foxconn Industrial Internet
Co., Ltd., Class A 476,300 2,286,309
Friend Co., Ltd. 29,700 70,808
#Fu Shou Yuan International
Group, Ltd., Class A 2,272,000 1,044,831
Fufeng Group, Ltd., Class A 2,797,000 3,089,171
Fujian Apex Software Co.,
Ltd., Class A 7,400 42,859
Fujian Boss Software
Development Co., Ltd., Class
A 36,580 77,470
Fujian Foxit Software
Development JSC, Ltd., Class
A 5,036 56,729
Fujian Funeng Co., Ltd., Class
A 170,140 222,993
*Fujian Kuncai Material
Technology Co., Ltd., Class A 8,400 22,543
Fujian Qingshan Paper
Industry Co., Ltd., Class A 253,800 79,904
*Fujian Snowman Group Co.,
Ltd., Class A 45,400 69,515
Fujian Star-net Communication
Co., Ltd., Class A 36,800 135,661
Fujian Sunner Development
Co., Ltd., Class A 95,700 211,835
Shares Value
CHINA — (Continued)
Fujian Tianma Science &
Technology Group Co., Ltd. 151,200 $ 278,485
Fujian Yuanli Active Carbon
Co., Ltd. 37,600 78,431
Fulin Precision Co., Ltd., Class
A 107,240 186,363
Fulongma Group Co., Ltd.,
Class A 100 219
Fushun Special Steel Co., Ltd.,
Class A 192,200 150,077
ΩFuyao Glass Industry Group
Co., Ltd., Class H 414,000 2,992,930
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 14,500 116,439
Ω#Ganfeng Lithium Group
Co., Ltd., Class H 373,480 1,241,762
Gansu Energy Chemical Co.,
Ltd., Class A 436,000 149,965
*Gansu Jiu Steel Group
Hongxing Iron & Steel Co.,
Ltd., Class A 204,900 50,016
Gansu Shangfeng Cement
Co., Ltd., Class A 105,300 127,788
Gansu Yasheng Industrial
Group Co., Ltd., Class A 194,000 80,450
Gaona Aero Material Co., Ltd.,
Class A 26,900 64,842
Gaush Meditech, Ltd., Class A 19,000 17,766
G-bits Network Technology
Xiamen Co., Ltd., Class A 2,800 131,977
GCL Energy Technology Co.,
Ltd., Class A 157,600 265,792
*GCL System Integration
Technology Co., Ltd., Class A 62,800 22,384
GD Power Development Co.,
Ltd., Class A 210,000 133,394
*GDS Holdings, Ltd., Class A 1,508,500 6,821,879
#*GDS Holdings, Ltd.,
Sponsored ADR 4,646 167,581
GEM Co., Ltd., Class A 264,900 236,971
*Gemdale Corp., Class A 228,500 119,159
GemPharmatech Co., Ltd.,
Class A 22,008 48,685
*Genimous Technology Co.,
Ltd., Class A 72,000 88,375
*Genscript Biotech Corp. 1,142,000 2,499,307
Geovis Technology Co., Ltd.,
Class A 15,566 78,799
GEPIC Energy Development
Co., Ltd., Class A 76,700 69,677
Getein Biotech, Inc., Class A 35,600 42,660
GF Securities Co., Ltd., Class
H 527,800 1,152,419
Ω#Giant Biogene Holding Co.,
Ltd. 309,600 2,208,611
Giant Network Group Co., Ltd.,
Class A 32,400 106,679
Giantec Semiconductor Corp. 5,800 59,792
GigaDevice Semiconductor,
Inc., Class A 2,700 45,359

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Ginlong Technologies Co.,
Ltd., Class A 19,500 $ 153,805
Glarun Technology Co., Ltd.,
Class A 18,700 78,481
*Global New Material
International Holdings, Ltd. 455,000 298,503
GoerTek, Inc., Class A 94,600 302,029
Goke Microelectronics Co.,
Ltd., Class A 3,200 37,210
Goldenmax International
Group, Ltd., Class A 44,000 73,169
Goldwind Science &
Technology Co., Ltd., Class H 802,449 716,582
Goneo Group Co., Ltd., Class
A 17,823 116,575
Goodbaby International
Holdings, Ltd. 1,174,000 164,510
*GoodWe Technologies Co.,
Ltd., Class A 7,668 44,443
*Gosuncn Technology Group
Co., Ltd., Class A 83,500 57,672
Gotion High-tech Co., Ltd.,
Class A 68,800 278,914
Grandblue Environment Co.,
Ltd., Class A 32,700 121,409
*Grandjoy Holdings Group Co.,
Ltd., Class A 226,500 94,870
Great Wall Motor Co., Ltd.,
Class A 1,734,500 2,837,068
*Greatoo Intelligent
Equipment, Inc., Class A 152,000 166,331
Greattown Holdings, Ltd.,
Class A 600 259
Gree Electric Appliances, Inc.
of Zhuhai, Class A 150,700 953,501
Greentown China Holdings,
Ltd. 1,714,500 2,155,683
Ω#Greentown Management
Holdings Co., Ltd. 1,079,000 391,739
Greentown Service Group Co.,
Ltd., Class A 1,922,000 1,172,787
GRG Banking Equipment Co.,
Ltd., Class A 56,400 103,488
GRG Metrology & Test Group
Co., Ltd., Class A 71,400 169,731
Grinm Advanced Materials
Co., Ltd., Class A 49,200 128,080
Guangdong Advertising Group
Co., Ltd., Class A 94,400 103,169
Guangdong Aofei Data
Technology Co., Ltd., Class A 44,227 128,322
Guangdong Baolihua New
Energy Stock Co., Ltd., Class
A 380,400 245,855
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 307,500 156,518
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 35,200 40,667
Shares Value
CHINA — (Continued)
*Guangdong DFP New
Material Group Co., Ltd., Class
A 264,000 $ 151,585
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 128,000 250,312
Guangdong Dongpeng
Holdings Co., Ltd., Class A 180,300 148,787
Guangdong Dowstone
Technology Co., Ltd., Class A 56,200 133,130
Guangdong Electric Power
Development Co., Ltd., Class
A 34,800 22,492
Guangdong Ellington
Electronics Technology Co.,
Ltd., Class A 134,900 199,444
Guangdong Fenghua
Advanced Technology Holding
Co., Ltd., Class A 49,100 94,792
Guangdong Goworld Co., Ltd.,
Class A 98,800 178,000
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 30,800 47,672
Guangdong Guanhao High-
Tech Co., Ltd., Class A 165,100 71,442
Guangdong Haid Group Co.,
Ltd., Class A 52,500 410,814
*Guangdong HEC Technology
Holding Co., Ltd., Class A 67,200 138,124
Guangdong Hongda Holdings
Group Co., Ltd., Class A 45,800 232,487
Guangdong Hongtu
Technology Holdings Co., Ltd.,
Class A 79,500 134,628
Guangdong Huate Gas Co.,
Ltd. 10,353 74,307
*Guangdong Jia Yuan
Technology Shares Co., Ltd.,
Class A 38,215 117,080
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 52,500 161,355
Guangdong Lingxiao Pump
Industry Co., Ltd., Class A 35,000 78,250
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 115,300 197,492
*Guangdong Shenglu
Telecommunication Tech Co.,
Ltd., Class A 78,400 79,594
Guangdong Sirio Pharma Co.,
Ltd., Class A 71,396 226,857
Guangdong South New Media
Co., Ltd., Class A 32,500 185,033
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 82,000 115,320
*Guangdong Topstar
Technology Co., Ltd., Class A 24,100 110,971
Guangdong Vanward New
Electric Co., Ltd., Class A 68,400 110,898

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 137,200 $ 281,052
*Guangdong Zhongnan Iron &
Steel Co., Ltd., Class A 468,300 193,550
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 64,000 177,881
Guanghui Energy Co., Ltd.,
Class A 354,000 266,106
*Guanghui Logistics Co., Ltd.,
Class H 16,200 17,076
#Guangshen Railway Co.,
Ltd., Class H 1,846,000 460,912
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 70,900 215,742
Guangxi Liugong Machinery
Co., Ltd., Class A 164,600 244,268
Guangxi LiuYao Group Co.,
Ltd., Class A 146,116 365,989
Guangxi Wuzhou
Communications Co., Ltd.,
Class A 572 340
*Guangxi Wuzhou Zhongheng
Group Co., Ltd., Class A 309,500 116,757
*GuangYuYuan Chinese
Herbal Medicine Co., Ltd.,
Class A 26,200 77,508
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 124,700 161,362
#Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 268,000 617,254
Guangzhou Development
Group, Inc., Class A 161,300 142,056
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 14,200 50,752
Guangzhou Haige
Communications Group, Inc.
Co., Class A 37,500 68,861
Guangzhou Haoyang
Electronic Co., Ltd., Class A 8,450 41,850
Guangzhou KDT Machinery
Co., Ltd., Class A 57,320 128,152
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 25,600 109,534
Guangzhou Lingnan Group
Holdings Co., Ltd., Class A 46,400 79,155
Guangzhou Port Co., Ltd.,
Class A 147,000 67,280
*Guangzhou R&F Properties
Co., Ltd., Class H 955,200 109,513
Guangzhou Restaurant Group
Co., Ltd., Class A 60,100 131,783
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 21,400 104,029
Shares Value
CHINA — (Continued)
Guangzhou Sie Consulting
Co., Ltd., Class A 28,100 $ 118,516
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 82,500 216,142
Guangzhou Wondfo Biotech
Co., Ltd., Class A 62,200 206,264
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 43,300 61,615
Guilin Layn Natural Ingredients
Corp., Class A 78,300 89,809
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 66,000 138,129
*Guizhou Broadcasting & TV
Information Network Co., Ltd.,
Class A 19,400 22,198
Guizhou Chanhen Chemical
Corp., Class A 40,700 138,862
Guizhou Gas Group Corp.,
Ltd., Class A 94,800 90,196
Guizhou Guihang Automotive
Components Co., Ltd., Class A 19,400 41,274
Guizhou Panjiang Refined
Coal Co., Ltd., Class A 205,800 142,429
Guizhou Qianyuan Power Co.,
Ltd. 64,800 141,819
Guizhou Sanli Pharmaceutical
Co., Ltd. 42,300 79,142
Guizhou Tyre Co., Ltd., Class
A 340,500 213,928
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 216,400 112,549
*Guizhou Zhenhua E-chem,
Inc., Class A 48,811 93,084
*Guoguang Electric Co., Ltd.,
Class A 13,900 29,669
Guolian Minsheng Securities
Co., Ltd., Class H 1,000 741
Guomai Technologies, Inc.,
Class A 71,200 119,486
Guosen Securities Co., Ltd.,
Class A 31,200 57,379
*Guosheng Financial Holding,
Inc., Class A 65,700 139,233
ΩGuotai Haitong Securities
Co., Ltd., Class H 973,400 2,098,080
Guoyuan Securities Co., Ltd.,
Class A 90,300 106,453
Gushengtang Holdings, Ltd. 133,400 607,522
H World Group, Ltd., Class F 891,600 2,782,701
Ω#*Haichang Ocean Park
Holdings, Ltd. 2,633,000 261,623
ΩHaidilao International
Holding, Ltd., Class H 1,510,000 2,677,605
Haier Smart Home Co., Ltd.,
Class H 1,806,200 5,683,203
Hailir Pesticides and
Chemicals Group Co., Ltd.,
Class A 30,600 61,877

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Haima Automobile Co., Ltd.,
Class A 45,700 $ 27,762
*Hainan Airlines Holding Co.,
Ltd., Class A 405,300 83,194
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 16,600 99,482
*Hainan Haide Capital
Management Co., Ltd., Class
A 143,500 129,962
*Hainan Haiqi Transportation
Group Co., Ltd. 10,200 29,934
Hainan Jinpan Smart
Technology Co., Ltd. 18,002 94,626
*Hainan Meilan International
Airport Co., Ltd., Class A 296,000 407,236
Hainan Mining Co., Ltd., Class
A 62,900 69,092
Hainan Strait Shipping Co.,
Ltd., Class A 121,000 136,436
Haisco Pharmaceutical Group
Co., Ltd., Class A 22,400 173,323
Haitian International Holdings,
Ltd. 829,000 2,254,669
Hand Enterprise Solutions Co.,
Ltd., Class A 78,500 205,553
Hangcha Group Co., Ltd.,
Class A 51,600 151,361
*Hangjin Technology Co., Ltd.,
Class A 21,300 64,400
Hangxiao Steel Structure Co.,
Ltd., Class A 305,400 112,245
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 153,400 212,329
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 7,000 42,174
Hangzhou Dptech
Technologies Co., Ltd., Class
A 28,600 68,464
Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 14,800 46,287
Hangzhou First Applied
Material Co., Ltd., Class A 69,100 140,209
*Hangzhou GreatStar
Industrial Co., Ltd., Class A 46,200 199,340
Hangzhou Greenda Electronic
Materials Co., Ltd., Class A 10,100 36,953
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 25,880 140,344
Hangzhou Honghua Digital
Technology Stock Co., Ltd.,
Class A 10,757 106,060
Hangzhou Huawang New
Material Technology Co., Ltd.,
Class A 79,560 99,640
*Hangzhou Iron & Steel Co.,
Class A 77,500 96,308
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 36,900 125,845
Shares Value
CHINA — (Continued)
Hangzhou Onechance Tech
Corp., Class A 16,200 $ 57,002
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 76,300 231,963
Hangzhou Robam Appliances
Co., Ltd., Class A 36,500 96,588
Hangzhou Shunwang
Technology Co., Ltd., Class A 29,800 80,925
Hangzhou Silan
Microelectronics Co., Ltd.,
Class A 16,300 57,851
Hangzhou Sunrise Technology
Co., Ltd., Class H 53,900 117,590
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 93,500 664,029
Hangzhou Weiguang
Electronic Co., Ltd., Class A 11,200 51,463
Hangzhou Zhongtai Cryogenic
Technology Corp. 56,900 122,399
Han's Laser Technology
Industry Group Co., Ltd., Class
A 29,000 108,475
ΩHansoh Pharmaceutical
Group Co., Ltd. 360,000 1,621,147
Hanwei Electronics Group
Corp., Class A 8,300 49,810
Haohua Chemical Science &
Technology Co., Ltd., Class A 19,200 68,357
Ω*Harbin Bank Co., Ltd., Class
H 2,209,000 121,003
Harbin Boshi Automation Co.,
Ltd., Class A 29,500 66,281
Harbin Electric Co., Ltd., Class
H 894,000 851,862
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 114,100 182,776
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 239,800 123,389
*Harbin Pharmaceutical Group
Co., Ltd., Class A 306,200 171,994
HBIS Resources Co., Ltd.,
Class A 105,600 202,700
Ω#*HBM Holdings, Ltd. 691,000 827,439
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 52,000 121,017
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 7,540 55,905
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 57,500 169,545
Hefei Jianghang Aircraft
Equipment Co., Ltd., Class A 52,137 89,375
Hefei Meiya Optoelectronic
Technology, Inc., Class A 46,830 109,700
*Hefei Urban Construction
Development Co., Ltd., Class
A 64,000 61,069
Heilongjiang Agriculture Co.,
Ltd., Class A 48,300 100,081

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
HeiLongJiang ZBD
Pharmaceutical Co., Ltd.,
Class A 70,600 $ 127,488
Helens International Holdings
Co., Ltd. 52,000 8,413
Henan Liliang Diamond Co.,
Ltd., Class A 27,800 114,012
Henan Lingrui Pharmaceutical
Co., Class A 46,100 145,777
Henan Mingtai Al Industrial
Co., Ltd., Class A 95,100 163,024
Henan Pinggao Electric Co.,
Ltd., Class A 75,200 163,433
Henan Shenhuo Coal Industry
& Electricity Power Co., Ltd.,
Class A 139,300 341,961
Henan Shuanghui Investment
& Development Co., Ltd.,
Class A 102,645 351,346
Henan Thinker Automatic
Equipment Co., Ltd., Class A 38,040 152,683
*Henan Yicheng New Energy
Co., Ltd., Class A 166,500 100,913
Henan Yuguang Gold & Lead
Co., Ltd., Class A 295,100 333,155
*Henan Yuneng Holdings Co.,
Ltd., Class A 252,400 190,082
*Henan Zhongfu Industry Co.,
Ltd., Class A 315,000 200,965
Hengan International Group
Co., Ltd., Class A 1,081,000 3,236,115
Hengbao Co., Ltd., Class A 22,200 61,302
Hengdian Group DMEGC
Magnetics Co., Ltd., Class A 82,400 176,224
Hengdian Group Tospo
Lighting Co., Ltd., Class A 7,000 11,844
Hengli Petrochemical Co., Ltd.,
Class A 359,300 769,907
Hengtong Logistics Co., Ltd.,
Class A 54,800 74,103
Hengtong Optic-electric Co.,
Ltd., Class A 110,300 243,694
Hengyi Petrochemical Co.,
Ltd., Class A 141,400 117,471
*Hesai Group, Class A, ADR 32,516 617,804
Hesteel Co., Ltd., Class A 566,500 188,566
Hexing Electrical Co., Ltd.,
Class A 32,400 120,160
HG Technologies Co., Ltd. 9,300 25,281
Hiecise Precision Equipment
Co., Ltd. 6,600 38,363
#Hisense Home Appliances
Group Co., Ltd., Class H 467,000 1,344,484
Hisense Visual Technology
Co., Ltd., Class A 42,600 134,355
Hitevision Co., Ltd., Class A 21,900 75,478
Hithink RoyalFlush Information
Network Co., Ltd., Class A 7,400 291,065
HLA Group Corp., Ltd., Class
A 240,600 227,579
Shares Value
CHINA — (Continued)
HMT Xiamen New Technical
Materials Co., Ltd., Class A 23,700 $ 148,244
Hongfa Technology Co., Ltd.,
Class A 16,380 55,727
*Honghua Group, Ltd., Class A 789,000 24,926
Hongli Zhihui Group Co., Ltd.,
Class A 49,400 46,384
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 115,800 52,518
Hongrun Construction Group
Co., Ltd., Class A 199,100 141,658
Hongta Securities Co., Ltd.,
Class A 58,140 69,911
*Hongyuan Green Energy Co.,
Ltd., Class A 92,000 247,283
Horizon Construction
Development, Ltd., Class A 1,665,000 243,917
Hoshine Silicon Industry Co.,
Ltd., Class A 23,700 173,061
Hoymiles Power Electronics,
Inc., Class A 7,865 111,580
Huaan Securities Co., Ltd.,
Class A 166,300 139,771
Huabao Flavours &
Fragrances Co., Ltd., Class A 36,500 95,930
Huada Automotive Technology
Corp., Ltd., Class A 11,600 58,047
Huadian Heavy Industries Co.,
Ltd., Class A 109,100 97,446
Huadian Power International
Corp., Ltd., Class H 1,160,000 623,592
Huadong Medicine Co., Ltd.,
Class A 47,400 291,229
Huafon Chemical Co., Ltd.,
Class A 282,400 294,142
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 150,000 180,578
Huafu Fashion Co., Ltd., Class
A 132,200 85,258
Huagong Tech Co., Ltd., Class
A 12,200 85,550
Huaibei Mining Holdings Co.,
Ltd., Class A 169,600 289,088
*Huaihe Energy Group Co.,
Ltd., Class A 212,600 103,791
Huakai Yibai Technology Co.,
Ltd. 30,500 47,547
Hualan Biological Engineering,
Inc., Class A 69,400 159,587
Huaming Power Equipment
Co., Ltd., Class H 36,000 87,876
Huaneng Power International,
Inc., Class H 2,124,000 1,442,155
Huangshan Novel Co., Ltd.,
Class A 138,400 223,046
Huangshan Tourism
Development Co., Ltd., Class
A 70,800 113,905

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Huapont Life Sciences Co.,
Ltd., Class A 393,200 $ 238,858
ΩHuatai Securities Co., Ltd.,
Class H 573,800 1,320,106
Huatu Cendes Co., Ltd., Class
A 7,280 66,952
Huaxi Securities Co., Ltd.,
Class A 67,400 93,666
Huaxia Bank Co., Ltd., Class A 345,700 381,170
Huaxin Cement Co., Ltd.,
Class A 1,900 4,056
#Huaxin Cement Co., Ltd.,
Class H 427,500 702,516
Huayu Automotive Systems
Co., Ltd., Class A 141,300 344,519
*Hubei Biocause
Pharmaceutical Co., Ltd.,
Class A 644,900 136,847
*Hubei Broadcasting &
Television Information Network
Co., Ltd., Class A 187,200 141,500
Hubei Chutian Smart
Communication Co., Ltd.,
Class A 419,400 248,376
Hubei Dinglong Co., Ltd.,
Class A 14,900 58,668
Hubei Energy Group Co., Ltd.,
Class A 114,700 72,700
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 24,650 288,544
Hubei Huitian New Materials
Co., Ltd., Class A 65,800 91,625
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 46,700 173,906
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 52,700 181,046
Hubei Yihua Chemical Industry
Co., Ltd., Class A 71,600 135,053
Hubei Zhenhua Chemical Co.,
Ltd. 154,280 305,984
Huizhou Desay Sv Automotive
Co., Ltd., Class A 11,400 160,623
Humanwell Healthcare Group
Co., Ltd., Class A 75,700 228,669
Hunan Aihua Group Co., Ltd.,
Class A 37,000 81,849
Hunan Corun New Energy Co.,
Ltd., Class A 48,800 38,308
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 381,500 248,153
Hunan Friendship & Apollo
Commercial Co., Ltd., Class A 108,400 93,062
Hunan Gold Corp., Ltd., Class
A 162,240 399,851
Hunan Jiudian Pharmaceutical
Co., Ltd., Class A 45,400 116,047
*Hunan New Wellful Co., Ltd.,
Class A 201,900 174,172
Shares Value
CHINA — (Continued)
*Hunan Silver Co., Ltd., Class
A 118,700 $ 73,589
Hunan Valin Steel Co., Ltd.,
Class A 259,900 204,021
Hunan Zhongke Electric Co.,
Ltd., Class A 102,600 231,946
Hundsun Technologies, Inc.,
Class A 29,130 146,252
Ω*Hygeia Healthcare Holdings
Co., Ltd. 662,200 1,442,499
*Hymson Laser Technology
Group Co., Ltd. 15,380 66,318
*Hytera Communications
Corp., Ltd., Class A 156,300 253,845
*HyUnion Holding Co., Ltd.,
Class A 87,400 118,914
*IAT Automobile Technology
Co., Ltd., Class A 35,500 56,966
IEIT Systems Co., Ltd., Class
A 16,400 126,852
Iflytek Co., Ltd., Class A 14,000 94,716
IKD Co., Ltd., Class A 66,900 160,704
Ω*IMAX China Holding, Inc.,
Class A 129,000 138,860
Imeik Technology
Development Co., Ltd., Class
A 5,900 151,301
Industrial & Commercial Bank
of China, Ltd., Class H 23,756,000 18,217,977
Industrial Bank Co., Ltd., Class
A 541,400 1,699,994
Industrial Securities Co., Ltd.,
Class A 94,700 85,372
INESA Intelligent Tech, Inc. 9,600 29,545
Infore Environment
Technology Group Co., Ltd.,
Class A 257,000 235,963
Ω*Ingdan, Inc., Class A 613,000 154,617
Ingenic Semiconductor Co.,
Ltd., Class A 9,000 83,319
*INKON Life Technology Co.,
Ltd., Class A 32,623 46,015
Inmyshow Digital Technology
Group Co., Ltd., Class A 135,700 95,797
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 412,300 153,822
Inner Mongolia Berun
Chemical Co., Ltd., Class A 286,300 229,113
Inner Mongolia Dian Tou
Energy Corp., Ltd., Class A 103,200 288,122
Inner Mongolia ERDOS
Resources Co., Ltd., Class A 96,412 135,722
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 23,200 144,216
Inner Mongolia Junzheng
Energy & Chemical Industry
Group Co., Ltd., Class A 358,500 265,511
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 92,800 225,623

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 10,700 $ 40,677
Inner Mongolia Yili Industrial
Group Co., Ltd., Class A 143,200 544,383
Ω*Innovent Biologics, Inc. 121,500 1,516,815
Innuovo Technology Co., Ltd.,
Class A 84,500 129,852
*Insigma Technology Co., Ltd.,
Class A 92,000 119,814
#*iQIYI, Inc., Sponsored ADR 861,060 1,584,350
iRay Group, Class A 5,560 65,924
IReader Technology Co., Ltd.,
Class A 18,300 52,716
*IRICO Display Devices Co.,
Ltd. 216,900 185,007
*J&T Global Express, Ltd.,
Class A 2,650,400 3,484,348
*JA Solar Technology Co.,
Ltd., Class A 196,276 301,075
Jade Bird Fire Co., Ltd., Class
A 113,860 164,706
Jafron Biomedical Co., Ltd.,
Class A 38,500 126,390
Jangho Group Co., Ltd., Class
A 157,300 171,476
Jason Furniture Hangzhou
Co., Ltd., Class A 53,200 187,412
*JC Finance & Tax
Interconnect Holdings, Ltd.,
Class A 16,500 23,136
JCET Group Co., Ltd., Class A 57,700 280,650
JCHX Mining Management
Co., Ltd., Class A 27,100 177,743
Ω*JD Health International, Inc. 511,750 3,279,111
Ω*JD Logistics, Inc. 2,040,100 3,550,034
JD.com, Inc. 1,089,050 17,050,222
#JF SmartInvest Holdings, Ltd. 20,000 132,484
Jia Yao Holdings, Ltd., Class A 204,000 70,425
Jiajiayue Group Co., Ltd.,
Class A 132,500 196,264
Jiang Su Suyan Jingshen Co.,
Ltd., Class A 145,100 210,902
Jiangling Motors Corp., Ltd.,
Class A 49,400 144,907
Jiangsu Ankura Intelligent
Power Co., Ltd., Class A 8,400 39,948
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 132,600 108,689
Jiangsu Azure Corp., Class A 104,700 209,685
Jiangsu Bojun Industrial
Technology Co., Ltd., Class A 22,700 81,888
Jiangsu Boqian New Materials
Stock Co., Ltd., Class A 3,200 17,912
Jiangsu Broadcasting Cable
Information Network Corp.,
Ltd., Class A 74,900 36,981
Jiangsu Changbao Steeltube
Co., Ltd. 213,400 163,079
Jiangsu Changshu Automotive
Trim Group Co., Ltd., Class A 119,900 222,166
Shares Value
CHINA — (Continued)
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 215,325 $ 220,695
Jiangsu Cnano Technology
Co., Ltd., Class A 3,356 19,549
*Jiangsu Dagang Co., Ltd.,
Class A 43,400 84,089
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 110,600 141,429
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 146,200 181,072
Jiangsu Etern Co., Ltd., Class
A 36,600 45,939
Jiangsu Expressway Co., Ltd.,
Class H 684,000 839,098
*Jiangsu General Science
Technology Co., Ltd., Class A 265,600 171,291
Jiangsu Gian Technology Co.,
Ltd., Class A 14,800 88,141
Jiangsu Guomao Reducer Co.,
Ltd., Class A 58,300 119,831
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 12,500 115,340
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 14,900 152,096
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 62,800 547,852
Jiangsu Hengshun Vinegar
Industry Co., Ltd., Class A 89,500 96,449
Jiangsu High Hope
International Group Corp.,
Class A 338,200 139,310
Jiangsu Hongdou Industrial
Co., Ltd., Class A 132,800 40,336
Jiangsu Hongtian Technology
Co., Ltd., Class A 19,900 82,358
*Jiangsu Hoperun Software
Co., Ltd., Class A 6,700 49,324
Jiangsu Huachang Chemical
Co., Ltd., Class A 295,900 279,887
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 361,300 233,511
Jiangsu Jibeier Pharmaceutical
Co., Ltd., Class A 14,896 71,069
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 32,300 133,721
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 85,600 209,661
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 30,200 164,567
Jiangsu Leili Motor Co., Ltd. 31,080 199,105
Jiangsu Lianyungang Port Co.,
Ltd. 109,600 89,836
Jiangsu Lihua Foods Group
Co., Ltd., Class A 69,340 185,703

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Jiangsu Linyang Energy Co.,
Ltd., Class A 293,000 $ 234,475
*Jiangsu Lopal Tech Co., Ltd.,
Class A 31,200 60,321
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 28,920 126,627
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 26,700 81,727
Jiangsu Pacific Quartz Co.,
Ltd., Class A 40,500 196,372
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 112,400 170,232
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 117,700 158,344
Jiangsu Rainbow Heavy
Industries Co., Ltd., Class A 258,100 239,837
Jiangsu Shemar Electric Co.,
Ltd., Class A 21,200 83,475
Jiangsu Shentong Valve Co.,
Ltd., Class A 118,800 224,247
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 131,400 103,149
Jiangsu Sidike New Material
Science & Technology Co.,
Ltd., Class A 39,400 100,273
Jiangsu Sopo Chemical Co.,
Class A 69,400 77,965
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd.,
Class H 306,130 226,725
Jiangsu ToLand Alloy Co.,
Ltd., Class A 32,800 112,045
Jiangsu Tongrun Equipment
Technology Co., Ltd. 37,800 62,858
Jiangsu Xinquan Automotive
Trim Co., Ltd., Class A 28,800 163,289
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 49,500 463,131
Jiangsu Yangnong Chemical
Co., Ltd., Class A 19,850 181,784
*Jiangsu Yinhe Electronics
Co., Ltd., Class A 69,100 47,822
Jiangsu Yoke Technology Co.,
Ltd., Class A 5,800 44,460
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 26,000 125,777
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 360,280 223,857
Jiangsu Zhongtian Technology
Co., Ltd., Class A 88,800 170,575
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 523,600 217,858
*Jiangsu Zongyi Co., Ltd.,
Class A 76,500 57,188
*Jiangxi Black Cat Carbon
Black Co., Ltd., Class A 58,600 88,913
Shares Value
CHINA — (Continued)
*Jiangxi Fushine
Pharmaceutical Co., Ltd.,
Class A 22,700 $ 31,609
Jiangxi Ganneng Co., Ltd.,
Class A 163,100 205,849
Jiangxi Ganyue Expressway
Co., Ltd., Class A 150,500 105,827
Jiangxi Guotai Group Co., Ltd.,
Class A 53,600 96,121
Jiangxi Huangshanghuang
Group Food Co., Ltd., Class A 54,400 99,441
*Jiangxi Special Electric Motor
Co., Ltd., Class A 26,400 27,681
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 22,300 121,208
Jiangyin Haida Rubber and
Plastic Co., Ltd., Class A 50,400 68,783
*Jiangyin Hengrun Heavy
Industries Co., Ltd., Class A 54,400 126,226
Jiangyin Jianghua
Microelectronics Materials Co.,
Ltd., Class A 22,100 56,306
Jiangzhong Pharmaceutical
Co., Ltd., Class A 34,800 105,459
Jianmin Pharmaceutical Group
Co., Ltd., Class A 11,800 68,163
Jiaozuo Wanfang Aluminum
Manufacturing Co., Ltd., Class
A 136,700 157,931
Jiayin Group, Inc., ADR 5,321 70,982
Jiayou International Logistics
Co., Ltd., Class A 123,079 189,478
*Jihua Group Corp., Ltd.,
Class A 499,500 280,571
*Jilin Chemical Fibre, Class A 195,200 109,374
Jilin Electric Power Co., Ltd.,
Class A 304,300 217,773
Jilin OLED Material Tech Co.,
Ltd. 54,814 136,385
Jinduicheng Molybdenum Co.,
Ltd., Class A 221,600 395,550
Jinghua Pharmaceutical Group
Co., Ltd., Class A 81,000 87,738
Jingjin Equipment, Inc., Class
A 81,160 175,710
Jinhong Gas Co., Ltd., Class A 109,782 268,281
Jinhui Liquor Co., Ltd., Class A 49,400 124,490
*Jinke Smart Services Group
Co., Ltd., Class H 115,500 99,462
#JinkoSolar Holding Co., Ltd.,
Class A, Sponsored ADR 29,545 648,217
Jinlei Technology Co., Ltd.,
Class A 41,200 121,654
Jinlongyu Group Co., Ltd.,
Class A 17,700 79,120
Jinmao Property Services Co.,
Ltd. 31,500 12,560
*Jinneng Holding Shanxi
Electric Power Co., Ltd., Class
A 414,200 171,765

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Jinneng Science&Technology
Co., Ltd., Class A 200,800 $ 199,123
Ω#*Jinxin Fertility Group, Ltd.,
Class A 5,630,000 2,388,268
Jinyu Bio-Technology Co.,
Ltd., Class A 136,400 162,124
Jinzai Food Group Co., Ltd.,
Class A 83,000 145,620
JiuGui Liquor Co., Ltd., Class
A 8,500 55,431
ΩJiumaojiu International
Holdings, Ltd., Class A 195,000 70,548
Jizhong Energy Resources
Co., Ltd., Class A 270,460 223,939
JL Mag Rare-Earth Co., Ltd.,
Class H 72,400 169,702
JNBY Design, Ltd. 182,000 431,236
Joincare Pharmaceutical
Group Industry Co., Ltd., Class
A 152,700 268,965
Joinn Laboratories China Co.,
Ltd., Class H 21,200 93,824
Ω#Joinn Laboratories China
Co., Ltd., Class H 80,900 246,822
Jointo Energy Investment Co.,
Ltd., Class A 229,100 227,505
Jointown Pharmaceutical
Group Co., Ltd., Class A 147,268 109,478
*Jolywood Suzhou Sunwatt
Co., Ltd., Class A 96,200 80,987
Jones Tech PLC, Class A 40,000 166,486
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 33,400 87,134
Joyoung Co., Ltd., Class A 52,200 72,904
JS Corrugating Machinery Co.,
Ltd., Class A 117,000 186,935
JSTI Group, Class A 116,300 155,170
Juewei Food Co., Ltd., Class A 161,700 340,884
Juneyao Airlines Co., Ltd.,
Class A 112,500 190,979
Jutal Offshore Oil Services,
Ltd. 1,138,000 94,229
Kailuan Energy Chemical Co.,
Ltd., Class A 199,200 166,870
Kaishan Group Co., Ltd.,
Class A 160,900 303,046
Kangji Medical Holdings, Ltd. 381,000 408,665
*KBC Corp., Ltd., Class A 41,404 152,174
Keboda Technology Co., Ltd.,
Class A 9,300 67,085
Keda Industrial Group Co.,
Ltd., Class A 123,400 181,929
KEDE Numerical Control Co.,
Ltd., Class A 6,956 55,569
*Keep, Inc. 64,600 44,356
Kehua Data Co., Ltd., Class A 80,500 471,710
Keli Motor Group Co., Ltd. 16,920 33,417
Keli Sensing Technology
Ningbo Co., Ltd. 12,700 112,694
Shares Value
CHINA — (Continued)
Keshun Waterproof
Technologies Co., Ltd., Class
A 111,080 $ 81,498
Kidswant Children Products
Co., Ltd., Class A 46,700 86,856
Kinetic Development Group,
Ltd. 4,402,000 723,386
KingClean Electric Co., Ltd.,
Class A 24,000 76,625
*Kingdee International
Software Group Co., Ltd. 70,000 163,185
Kingfa Sci & Tech Co., Ltd.,
Class A 110,500 193,561
Kingnet Network Co., Ltd.,
Class A 80,900 206,003
Kingsemi Co., Ltd. 5,582 88,272
#*Kingsoft Cloud Holdings, Ltd. 492,000 489,493
Konfoong Materials
International Co., Ltd., Class A 15,321 147,256
*Konka Group Co., Ltd., Class
A 92,800 62,165
KPC Pharmaceuticals, Inc.,
Class A 108,100 219,492
Kuaijishan Shaoxing Wine Co.,
Ltd., Class W 39,800 102,561
Ω*Kuaishou Technology,
Class W 2,336,600 22,919,516
Kuang-Chi Technologies Co.,
Ltd., Class A 13,200 74,804
Kuangda Technology Group
Co., Ltd., Class A 124,500 87,545
*Kunlun Tech Co., Ltd., Class
A 12,600 62,736
Kunshan Huguang Auto
Harness Co., Ltd., Class A 13,600 62,207
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 20,600 92,083
*Kunwu Jiuding Investment
Holdings Co., Ltd., Class A 55,400 122,860
Kweichow Moutai Co., Ltd.,
Class A 25,455 5,019,085
Lakala Payment Co., Ltd.,
Class A 32,000 119,342
Lancy Co., Ltd., Class A 70,700 172,676
Lanzhou Lishang Guochao
Industrial Group Co., Ltd.,
Class A 14,400 10,605
*Lanzhou LS Heavy
Equipment Co., Ltd., Class A 89,300 95,738
Lao Feng Xiang Co., Ltd.,
Class A 19,719 128,676
Laobaixing Pharmacy Chain
JSC, Class A 50,368 136,220
Launch Tech Co., Ltd., Class
H 129,500 193,673
LB Group Co., Ltd., Class A 138,000 326,329
Ω*Legend Holdings Corp.,
Class H 955,800 1,212,709
Lenovo Group, Ltd., Class A 9,094,000 11,723,730

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Lens Technology Co., Ltd.,
Class A 171,900 $ 543,818
Leo Group Co., Ltd., Class A 142,500 75,695
Lepu Medical Technology
Beijing Co., Ltd., Class A 79,600 171,781
Leshan Giantstar Farming &
Husbandry Corp., Ltd., Class A 57,700 165,573
Levima Advanced Materials
Corp., Class A 35,900 79,217
Leyard Optoelectronic Co.,
Ltd., Class A 61,600 51,688
*Li Auto, Inc., Class A 347,100 4,589,679
#*Li Auto, Inc., Class A, ADR 3,809 99,415
Li Ning Co., Ltd. 3,260,000 6,918,675
*LianChuang Electronic
Technology Co., Ltd., Class A 60,000 88,458
Lianhe Chemical Technology
Co., Ltd., Class A 108,600 155,892
Liaoning Energy Industry Co.,
Ltd., Class A 394,000 213,115
Liaoning Port Co., Ltd., Class
H 572,000 59,750
Lier Chemical Co., Ltd., Class
A 136,700 242,299
#*Lifetech Scientific Corp. 3,692,000 959,450
Lijiang Yulong Tourism Co.,
Ltd., Class A 40,200 48,952
*Linewell Software Co., Ltd.,
Class H 14,300 26,616
Lingbao Gold Group Co., Ltd.,
Class H 899,000 1,165,837
Lingyi iTech Guangdong Co.,
Class A 121,000 151,204
*Liuzhou Iron & Steel Co., Ltd.,
Class A 121,200 106,572
Livzon Pharmaceutical Group,
Inc., Class H 193,700 925,318
Lizhong Sitong Light Alloys
Group Co., Ltd., Class A 79,400 198,219
Loncin Motor Co., Ltd., Class A 211,900 354,137
ΩLongfor Group Holdings,
Ltd., Class A 2,405,000 2,999,357
Longhua Technology Group
Luoyang Co., Ltd., Class A 69,100 84,624
*LONGi Green Energy
Technology Co., Ltd., Class A 130,640 285,552
Longshine Technology Group
Co., Ltd., Class A 48,700 137,721
Lontium Semiconductor Corp. 3,383 31,211
*Lotus Holdings Co., Ltd. 105,900 90,769
Lucky Harvest Co., Ltd., Class
A 69,810 397,354
Luenmei Quantum Co., Ltd.,
Class A 94,003 78,225
Luoniushan Co., Ltd., Class A 87,400 76,609
*Luoxin Pharmaceuticals
Group Stock Co., Ltd., Class A 35,800 32,274
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 31,900 146,488
Shares Value
CHINA — (Continued)
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 108,600 $ 125,918
Luxi Chemical Group Co., Ltd.,
Class A 125,300 201,934
Luxshare Precision Industry
Co., Ltd., Class A 262,100 1,331,547
Luyang Energy-Saving
Materials Co., Ltd. 60,900 90,714
Ω#*Luye Pharma Group, Ltd.,
Class A 2,691,000 1,474,051
Luzhou Laojiao Co., Ltd.,
Class A 52,800 899,992
#*Maanshan Iron & Steel Co.,
Ltd., Class H 1,518,000 421,559
Maccura Biotechnology Co.,
Ltd., Class A 84,100 149,533
*Malion New Materials Co.,
Ltd., Class A 43,600 75,769
Mango Excellent Media Co.,
Ltd., Class A 88,300 269,791
ΩMaoyan Entertainment,
Class A 602,600 597,994
*Maoye Commercial Co., Ltd.,
Class A 39,200 25,335
*Marssenger Kitchenware Co.,
Ltd., Class A 30,500 59,899
Maxscend Microelectronics
Co., Ltd., Class A 7,400 76,297
Maxvision Technology Corp.,
Class A 25,500 112,536
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 38,400 151,625
*MCC Meili Cloud Computing
Industry Investment Co., Ltd.,
Class A 22,600 41,218
Mehow Innovative, Ltd., Class
A 16,240 41,601
MeiG Smart Technology Co.,
Ltd., Class A 8,300 51,088
Meihua Holdings Group Co.,
Ltd., Class A 179,500 280,072
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 317,700 225,160
ΩMeitu, Inc., Class W 617,000 949,473
Ω*Meituan, Class W 1,427,360 22,110,443
Mesnac Co., Ltd., Class A 103,100 123,402
Metallurgical Corp. of China,
Ltd., Class H 1,907,000 412,981
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 93,000 54,689
Ω*Microport Cardioflow
Medtech Corp. 986,000 175,847
#MicroPort NeuroScientific
Corp. 126,000 229,529
#*Microport Scientific Corp. 668,900 1,211,689
Micro-Tech Nanjing Co., Ltd. 14,464 166,101
Midea Group Co., Ltd., Class A 114,834 1,117,888

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
ΩMidea Real Estate Holding,
Ltd. 187,200 $ 103,258
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 17,500 129,875
Ming Yang Smart Energy
Group, Ltd., Class A 66,900 102,992
MINISO Group Holding, Ltd.,
Class F 512,400 2,437,980
*Minmetals Development Co.,
Ltd., Class F 180,600 199,882
*Miracle Automation
Engineering Co., Ltd. 22,400 49,459
Miracll Chemicals Co., Ltd. 8,900 21,034
MLS Co., Ltd., Class A 148,000 173,449
*MOG Digitech Holdings, Ltd. 286,000 20,403
Montage Technology Co., Ltd.,
Class A 6,396 75,419
Moon Environment Technology
Co., Ltd., Class A 103,480 183,130
Morimatsu International
Holdings Co., Ltd. 736,000 853,197
Motic Xiamen Electric Group
Co., Ltd. 23,600 53,319
Muyuan Foods Co., Ltd., Class
A 213,500 1,372,758
MYS Group Co., Ltd., Class A 407,200 208,960
Nancal Technology Co., Ltd.,
Class A 46,500 235,396
*Nanfang Zhongjin
Environment Co., Ltd., Class A 325,300 172,346
Nanhua Futures Co., Ltd.,
Class A 77,700 245,917
NanJi E-Commerce Co., Ltd.,
Class A 154,400 79,232
Nanjing Cosmos Chemical
Co., Ltd., Class A 113,540 234,475
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 27,000 137,393
Nanjing Iron & Steel Co., Ltd.,
Class A 182,900 115,419
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 48,600 79,874
Nanjing Pharmaceutical Co.,
Ltd., Class A 304,370 219,512
Nanjing Securities Co., Ltd.,
Class A 61,800 70,541
*Nanjing Tanker Corp., Class
A 446,800 176,608
Nanjing Xinjiekou Department
Store Co., Ltd., Class A 98,500 102,186
Nantong Jianghai Capacitor
Co., Ltd., Class A 47,300 156,656
Nantong Jiangshan
Agrochemical & Chemical
LLC, Class A 38,500 119,875
NARI Technology Co., Ltd.,
Class A 169,560 514,545
Shares Value
CHINA — (Continued)
*National Silicon Industry
Group Co., Ltd., Class A 33,449 $ 86,241
NAURA Technology Group
Co., Ltd., Class A 10,665 495,813
*NavInfo Co., Ltd., Class A 61,500 71,649
*Nayuki Holdings, Ltd. 402,000 78,352
NBTM New Materials Group
Co., Ltd., Class A 39,200 130,427
NetDragon Websoft Holdings,
Ltd. 480,500 664,743
Ω*NetEase Cloud Music, Inc. 18,800 608,306
NetEase, Inc., Class H 528,200 13,753,386
NetEase, Inc., Sponsored ADR 37,739 4,917,392
Neusoft Corp., Class A 100,400 136,880
Neutech Group, Ltd. 203,200 99,917
New China Life Insurance Co.,
Ltd., Class H 1,034,300 6,627,426
New Guomai Digital Culture
Co., Ltd., Class A 54,300 95,493
New Hope Dairy Co., Ltd.,
Class A 39,600 89,413
New Hope Liuhe Co., Ltd.,
Class A 127,500 170,113
Ω#*<New Horizon Health, Ltd. 61,500 20,761
*New Journey Health
Technology Group Co., Ltd. 171,900 52,928
New Trend International Logis-
Tech Co., Ltd. 34,400 58,302
Neway Valve Suzhou Co.,
Ltd., Class A 37,100 148,396
*Newborn Town, Inc. 350,000 473,503
Newland Digital Technology
Co., Ltd., Class A 65,700 271,267
*Ninestar Corp., Class A 35,100 114,595
Ningbo BaoSi Energy
Equipment Co., Ltd., Class A 200 231
Ningbo Boway Alloy Material
Co., Ltd., Class A 65,000 160,918
*Ningbo Changhong Polymer
Scientific & Technical, Inc.,
Class A 15,200 30,041
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 34,900 93,129
Ningbo Huaxiang Electronic
Co., Ltd., Class A 166,300 461,983
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 77,700 125,006
Ningbo Jintian Copper Group
Co., Ltd., Class A 228,000 247,283
Ningbo Joyson Electronic
Corp., Class A 90,700 230,580
Ningbo Orient Wires & Cables
Co., Ltd., Class A 13,700 90,083
Ningbo Peacebird Fashion
Co., Ltd., Class A 58,700 117,234
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 31,436 97,270
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 60,500 188,711

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Ningbo Shanshan Co., Ltd.,
Class A 67,900 $ 94,643
Ningbo Sunrise Elc
Technology Co., Ltd., Class A 24,400 56,785
Ningbo Tuopu Group Co., Ltd.,
Class A 32,355 206,600
Ningbo Xusheng Group Co.,
Ltd., Class A 62,400 115,104
Ningbo Yongxin Optics Co.,
Ltd., Class A 7,000 84,260
Ningbo Yunsheng Co., Ltd.,
Class A 102,900 169,688
Ningbo Zhoushan Port Co.,
Ltd., Class A 177,500 89,363
Ningxia Baofeng Energy Group
Co., Ltd., Class A 340,700 734,304
Ningxia Building Materials
Group Co., Ltd., Class A 38,200 72,371
Ningxia Orient Tantalum
Industry Co., Ltd. 32,500 76,087
Ningxia Western Venture
Industrial Co., Ltd. 144,100 106,723
*Niu Technologies, Class A,
ADR 17,473 62,903
NKY Medical Holdings, Ltd.,
Class A 76,700 177,011
Ω#Nongfu Spring Co., Ltd.,
Class H 980,400 5,676,329
Norinco International
Cooperation, Ltd., Class A 240,840 367,095
North Chemical Industries Co.,
Ltd., Class A 32,300 75,842
North China Pharmaceutical
Co., Ltd., Class A 196,900 187,883
North Copper Co., Ltd., Class
A 82,500 121,630
*North Electro-Optic Co., Ltd.,
Class A 16,000 46,490
North Huajin Chemical
Industries Co., Ltd., Class A 148,700 107,861
*North Industries Group Red
Arrow Co., Ltd., Class A 55,200 166,667
Northeast Pharmaceutical
Group Co., Ltd., Class A 396,600 343,784
Northeast Securities Co., Ltd.,
Class A 164,600 187,881
Northking Information
Technology Co., Ltd., Class A 51,688 148,178
Novoray Corp., Class A 11,628 93,860
*NSFOCUS Technologies
Group Co., Ltd., Class R 60,800 67,291
*Nuode New Materials Co.,
Ltd., Class A 177,500 154,108
NYOCOR Co., Ltd., Class A 272,700 208,396
Ω#*Ocumension Therapeutics 163,500 214,529
*Offcn Education Technology
Co., Ltd., Class A 280,900 115,318
Offshore Oil Engineering Co.,
Ltd., Class A 199,300 152,304
Shares Value
CHINA — (Continued)
*OFILM Group Co., Ltd., Class
A 92,600 $ 144,740
Olympic Circuit Technology
Co., Ltd., Class A 37,600 177,774
OmniVision Integrated Circuits
Group, Inc., Class A 12,535 210,846
Onewo, Inc., Class H 278,800 799,108
Oppein Home Group, Inc.,
Class A 25,400 181,600
Opple Lighting Co., Ltd., Class
A 40,100 102,945
OPT Machine Vision Tech Co.,
Ltd., Class A 6,070 82,402
ORG Technology Co., Ltd.,
Class A 228,900 171,115
Orient International Enterprise,
Ltd., Class A 99,600 102,084
ΩOrient Securities Co., Ltd.,
Class H 412,400 397,165
*Oriental Energy Co., Ltd.,
Class A 100,400 142,868
*Ourpalm Co., Ltd., Class A 48,900 37,437
Ovctek China, Inc., Class A 41,200 102,340
*Pacific Securities Co., Ltd.
(The), Class A 157,875 88,022
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 45,040 113,128
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 106,100 39,731
*PCI Technology Group Co.,
Ltd., Class A 200,700 159,498
Ω*Peijia Medical, Ltd. 122,000 134,122
*<Pengdu Agriculture & Animal
Husbandry Co., Ltd., Class A 669,200 –
*Pengxin International Mining
Co., Ltd., Class A 166,400 99,006
People.cn Co., Ltd., Class A 7,700 21,764
People's Insurance Co. Group
of China, Ltd. (The), Class H 5,039,000 3,877,141
*Perennial Energy Holdings,
Ltd. 700,000 77,580
Perfect World Co., Ltd., Class
A 45,700 92,221
PetroChina Co., Ltd., Class H 17,160,000 16,766,522
PharmaBlock Sciences
Nanjing, Inc., Class A 18,800 128,441
Ω#Pharmaron Beijing Co.,
Ltd., Class H 315,875 915,434
*Phenix Optical Co., Ltd.,
Class A 14,500 42,312
PhiChem Corp., Class A 45,500 124,254
PICC Property & Casualty Co.,
Ltd., Class H 4,350,000 9,043,567
Ping An Bank Co., Ltd., Class
A 492,300 835,043
Ping An Insurance Group Co.
of China, Ltd., Class A 5,463,000 37,545,076
Pingdingshan Tianan Coal
Mining Co., Ltd., Class A 201,700 221,836

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
PNC Process Systems Co.,
Ltd., Class A 34,800 $ 120,566
POCO Holding Co., Ltd., Class
A 10,700 88,595
*Polaris Bay Group Co., Ltd.,
Class A 99,400 100,638
Poly Developments and
Holdings Group Co., Ltd.,
Class A 163,600 181,067
Poly Property Group Co., Ltd.,
Class H 2,329,853 460,035
*Pony Testing International
Group Co., Ltd., Class A 73,000 87,577
ΩPop Mart International
Group, Ltd. 610,600 19,134,726
*Porton Pharma Solutions,
Ltd., Class A 48,300 159,365
ΩPostal Savings Bank of
China Co., Ltd., Class H 4,491,000 3,175,166
Power Construction Corp. of
China, Ltd., Class A 444,400 420,966
Pulike Biological Engineering,
Inc. 18,400 37,794
Pylon Technologies Co., Ltd.,
Class A 26,406 157,040
Q Technology Group Co., Ltd. 743,000 1,126,331
*Qi An Xin Technology Group,
Inc., Class A 17,574 87,892
Qianhe Condiment and Food
Co., Ltd., Class A 38,800 63,876
*Qinchuan Machine Tool &
Tool Group Share Co., Ltd.,
Class A 46,600 77,945
Qingdao Citymedia Co., Ltd.,
Class A 62,500 60,245
Qingdao East Steel Tower
Stock Co., Ltd., Class A 281,600 382,747
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 28,000 66,522
Qingdao Gaoce Technology
Co., Ltd., Class A 169,961 246,566
Qingdao Gon Technology Co.,
Ltd., Class A 78,300 391,598
Qingdao Haier Biomedical Co.,
Ltd., Class A 44,054 201,995
Qingdao Hanhe Cable Co.,
Ltd., Class A 427,800 205,884
Qingdao Hiron Commercial
Cold Chain Co., Ltd., Class H 14,120 23,520
Qingdao Huicheng
Environmental Technology
Group Co., Ltd. 4,400 104,084
Qingdao NovelBeam
Technology Co., Ltd., Class H 5,622 32,515
ΩQingdao Port International
Co., Ltd., Class H 839,000 697,920
Qingdao Rural Commercial
Bank Corp., Class A 389,800 189,218
Shares Value
CHINA — (Continued)
Qingdao Sentury Tire Co.,
Ltd., Class A 70,440 $ 187,379
Qingdao TGOOD Electric Co.,
Ltd., Class A 24,900 77,944
*Qinghai Salt Lake Industry
Co., Ltd., Class A 173,000 432,608
Qinhuangdao Port Co., Ltd.,
Class H 881,000 246,904
*QuantumCTek Co., Ltd.,
Class A 617 23,453
Queclink Wireless Solutions
Co., Ltd., Class A 27,100 48,072
Quectel Wireless Solutions
Co., Ltd., Class A 9,140 103,288
Quick Intelligent Equipment
Co., Ltd. 13,400 48,618
Rainbow Digital Commercial
Co., Ltd., Class A 360,400 282,414
Range Intelligent Computing
Technology Group Co., Ltd. 26,500 182,996
Rayhoo Motor Dies Co., Ltd. 25,000 135,676
Raytron Technology Co., Ltd.,
Class A 10,097 91,599
Realcan Pharmaceutical
Group Co., Ltd., Class A 82,000 35,597
Red Avenue New Materials
Group Co., Ltd., Class A 19,300 87,262
Ω*Red Star Macalline Group
Corp., Ltd., Class H 743,400 148,680
Ω*Redco Properties Group,
Ltd. 162,000 2,208
Renhe Pharmacy Co., Ltd.,
Class A 196,400 160,166
Rianlon Corp., Class A 68,700 300,137
Richinfo Technology Co., Ltd.,
Class A 8,100 32,017
*Risen Energy Co., Ltd., Class
A 131,700 185,215
*RiseSun Real Estate
Development Co., Ltd., Class
A 372,400 72,825
Riyue Heavy Industry Co.,
Ltd., Class A 65,400 109,934
Rizhao Port Co., Ltd., Class A 861,800 382,480
RoboTechnik Intelligent
Technology Co., Ltd., Class A 2,000 50,121
Rockchip Electronics Co., Ltd.,
Class A 6,600 148,290
*RongFa Nuclear Equipment
Co., Ltd., Class A 139,300 150,115
Rongsheng Petrochemical
Co., Ltd., Class A 346,500 439,240
*Roshow Technology Co., Ltd.,
Class A 102,300 106,270
Ruida Futures Co., Ltd., Class
A 79,000 236,227
Runjian Co., Ltd., Class F 22,000 133,644
*Sai Micro Electronics, Inc.,
Class A 29,400 76,087

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Sailun Group Co., Ltd., Class
A 149,500 $ 267,268
Sanan Optoelectronics Co.,
Ltd., Class A 65,500 113,554
Sangfor Technologies, Inc.,
Class A 5,600 83,881
Sanjiang Shopping Club Co.,
Ltd., Class A 55,200 86,970
Sanquan Food Co., Ltd., Class
A 223,000 341,450
*Sansteel Minguang Co., Ltd.,
Class A 219,602 150,763
Sansure Biotech, Inc., Class A 6,971 21,319
*Sanwei Holding Group Co.,
Ltd. 63,200 93,000
Sany Heavy Equipment
International Holdings Co.,
Ltd., Class A 1,549,000 1,452,311
Sany Heavy Industry Co., Ltd.,
Class A 151,900 420,083
Satellite Chemical Co., Ltd.,
Class A 135,235 366,118
SDIC Capital Co., Ltd., Class A 53,200 55,781
SDIC Power Holdings Co.,
Ltd., Class A 112,100 244,872
Sealand Securities Co., Ltd.,
Class A 147,200 85,745
*Seazen Group, Ltd., Class A 5,506,000 1,753,503
*Seazen Holdings Co., Ltd.,
Class A 52,400 106,178
*S-Enjoy Service Group Co.,
Ltd. 404,000 144,102
Seres Group Co., Ltd., Class A 31,200 549,165
SF Holding Co., Ltd., Class A 247,500 1,579,013
SG Micro Corp., Class A 6,318 62,390
Shaanxi Beiyuan Chemical
Industry Group Co., Ltd., Class
A 126,700 73,628
Shaanxi Coal Industry Co.,
Ltd., Class A 503,800 1,407,946
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 307,000 165,631
*Shaanxi Heimao Coking Co.,
Ltd., Class A 199,200 99,735
Shan Xi Hua Yang Group New
Energy Co., Ltd., Class A 209,900 199,123
*Shandong BoAn
Biotechnology Co., Ltd., Class
H 9,800 21,597
Shandong Bohui Paper
Industrial Co., Ltd., Class A 181,500 122,843
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 12,700 32,040
Shandong Dawn Polymer Co.,
Ltd., Class A 31,925 108,879
Shandong Denghai Seeds Co.,
Ltd., Class A 55,100 76,114
Shares Value
CHINA — (Continued)
Shandong Dongyue Silicone
Material Co., Ltd., Class A 106,200 $ 143,756
ΩShandong Gold Mining Co.,
Ltd., Class H 452,000 1,402,064
*Shandong Haihua Co., Ltd.,
Class A 221,800 182,726
Shandong Head Group Co.,
Ltd., Class A 134,200 245,685
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 27,800 215,993
Shandong Hi-Speed Co., Ltd.,
Class A 29,200 40,822
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 159,900 129,735
Shandong Hualu Hengsheng
Chemical Co., Ltd., Class A 94,300 313,627
Shandong Huatai Paper
Industry Shareholding Co.,
Ltd., Class A 216,300 104,997
Shandong Humon Smelting
Co., Ltd., Class A 97,400 156,700
Shandong Jincheng
Pharmaceutical Group Co.,
Ltd., Class A 66,900 172,209
Shandong Jinjing Science &
Technology Co., Ltd., Class A 214,500 151,128
Shandong Linglong Tyre Co.,
Ltd., Class A 79,600 168,138
Shandong Lukang Pharma,
Class A 88,300 128,589
Shandong Nanshan Aluminum
Co., Ltd., Class A 345,300 188,210
Shandong Pharmaceutical
Glass Co., Ltd., Class A 49,000 154,539
Shandong Publishing & Media
Co., Ltd., Class A 90,400 112,966
Shandong Sun Paper Industry
JSC, Ltd., Class A 241,900 467,347
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 16,300 143,214
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 2,888,800 2,542,880
Shandong WIT Dyne Health
Co., Ltd., Class A 78,575 360,389
Shandong Xiantan Co., Ltd.,
Class A 110,700 93,808
Shandong Xinhua
Pharmaceutical Co., Ltd.,
Class H 218,000 224,943
Shandong Yisheng Livestock
& Poultry Breeding Co., Ltd.,
Class A 114,400 140,576
Shanghai Acrel Co., Ltd. 23,300 71,578
*Shanghai Aerospace
Automobile Electromechanical
Co., Ltd., Class A 90,900 90,771

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 112,300 $ 217,896
Shanghai Allist
Pharmaceuticals Co., Ltd.,
Class A 11,797 159,034
Shanghai AtHub Co., Ltd.,
Class A 56,212 205,819
Shanghai Bailian Group Co.,
Ltd., Class A 115,900 158,173
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 37,380 124,994
Shanghai Baolong Automotive
Corp., Class A 30,300 162,842
Shanghai Baosight Software
Co., Ltd., Class A 30,895 106,008
Shanghai Baosteel Packaging
Co., Ltd., Class A 150,200 103,741
Shanghai Belling Co., Ltd.,
Class A 40,200 190,513
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 6,519 118,704
Shanghai Bright Meat Group
Co., Ltd., Class A 111,900 118,105
Shanghai Chinafortune Co.,
Ltd., Class A 51,000 109,424
Shanghai Chlor-Alkali
Chemical Co., Ltd., Class A 64,200 89,842
Shanghai Construction Group
Co., Ltd., Class A 411,200 138,013
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 115,507 90,353
Shanghai Datun Energy
Resources Co., Ltd., Class A 82,600 137,128
*Shanghai DZH, Ltd., Class H 18,400 33,609
*Shanghai Electric Group Co.,
Ltd., Class H 650,000 264,968
Shanghai Electric Power Co.,
Ltd., Class A 90,400 118,733
Shanghai Environment Group
Co., Ltd., Class H 152,040 169,749
*Shanghai Feilo Acoustics Co.,
Ltd., Class A 104,800 82,849
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 43,600 64,521
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 439,000 1,071,496
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 165,000 662,102
Shanghai Fudan-Zhangjiang
Bio-Pharmaceutical Co., Ltd.,
Class H 130,000 67,732
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 13,200 86,997
Shares Value
CHINA — (Continued)
*Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 14,800 $ 54,641
Shanghai Gench Education
Group, Ltd. 63,500 23,216
Shanghai Gentech Co., Ltd.,
Class A 18,017 89,708
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 117,600 278,089
ΩShanghai Haohai Biological
Technology Co., Ltd., Class H 50,300 180,696
Ω*Shanghai Henlius Biotech,
Inc., Class H 5,100 45,478
Shanghai Huace Navigation
Technology, Ltd., Class A 19,040 93,164
Shanghai Huafon Aluminium
Corp., Class A 34,800 75,728
Shanghai Huayi Group Co.,
Ltd., Class A 117,600 135,538
Shanghai Industrial Holdings,
Ltd. 571,000 1,066,352
*Shanghai INT Medical
Instruments Co., Ltd., Class H 25,800 91,861
Shanghai International Airport
Co., Ltd., Class A 17,600 78,551
Shanghai Jahwa United Co.,
Ltd., Class A 58,400 178,435
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 54,300 170,125
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 46,600 69,672
Shanghai Kaibao
Pharmaceutical Co., Ltd.,
Class A 167,600 158,065
Shanghai Kelai Mechatronics
Engineering Co., Ltd., Class A 7,300 19,227
Shanghai Liangxin Electrical
Co., Ltd., Class A 99,500 133,031
Shanghai Lingang Holdings
Corp., Ltd., Class A 95,400 122,257
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 39,800 48,520
Shanghai M&G Stationery,
Inc., Class A 39,940 170,779
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 28,200 99,264
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 9,873 150,966
*Shanghai Milkground Food
Tech Co., Ltd., Class A 25,000 92,300
Shanghai Moons' Electric Co.,
Ltd., Class A 2,600 21,239
*Shanghai New Power
Automotive Technology Co.,
Ltd., Class H 243,200 222,955

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 723,300 $ 1,155,437
Shanghai Pioneer Holding,
Ltd., Class A 30,000 8,484
Shanghai Pret Composites
Co., Ltd., Class A 95,100 158,276
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 370,500 658,249
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 54,035 131,524
Shanghai QiFan Cable Co.,
Ltd., Class A 62,200 133,800
Shanghai RAAS Blood
Products Co., Ltd., Class A 112,400 107,564
Shanghai Runda Medical
Technology Co., Ltd., Class A 41,100 104,372
Shanghai Rural Commercial
Bank Co., Ltd., Class A 202,000 254,664
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 205,100 161,288
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 94,500 150,331
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 9,900 57,311
*Shanghai Stonehill
Technology Co., Ltd., Class A 136,800 108,906
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 46,400 66,927
Shanghai Tunnel Engineering
Co., Ltd., Class A 237,000 217,271
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 54,500 84,280
Shanghai Wanye Enterprises
Co., Ltd., Class A 27,700 56,167
Shanghai Yaoji Technology
Co., Ltd., Class A 27,000 98,448
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 88,900 71,019
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 26,100 116,560
Shanghai Zhenhua Heavy
Industries Co., Ltd., Class A 232,000 146,725
Shanghai Zhonggu Logistics
Co., Ltd., Class A 119,896 164,291
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 248,600 216,872
Shanjin International Gold Co.,
Ltd., Class A 96,100 238,711
Shannon Semiconductor
Technology Co., Ltd., Class A 16,600 77,725
Shantou Wanshun New
Material Group Co., Ltd., Class
A 68,000 53,097
Shares Value
CHINA — (Continued)
Shantui Construction
Machinery Co., Ltd., Class A 113,000 $ 155,939
Shanxi Blue Flame Holding
Co., Ltd., Class A 280,700 273,295
Shanxi Coal International
Energy Group Co., Ltd., Class
A 159,900 212,677
Shanxi Coking Co., Ltd., Class
A 287,200 155,347
Shanxi Coking Coal Energy
Group Co., Ltd., Class A 302,360 295,642
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 475,200 181,902
Shanxi Hi-speed Group Co.,
Ltd., Class A 156,500 106,790
Shanxi Lanhua Sci-Tech
Venture Co., Ltd., Class A 187,520 174,511
Shanxi Lu'an Environmental
Energy Development Co., Ltd.,
Class A 56,300 107,131
*Shanxi Meijin Energy Co.,
Ltd., Class A 148,600 93,980
Shanxi Securities Co., Ltd.,
Class A 75,100 64,057
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 140,900 81,880
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 30,400 754,709
*Shanxi Zhendong
Pharmaceutical Co., Ltd.,
Class A 57,400 68,623
*Shanying International
Holding Co., Ltd., Class A 154,776 40,571
Sharetronic Data Technology
Co., Ltd., Class A 8,820 94,387
Shede Spirits Co., Ltd., Class
A 24,800 178,307
Shengda Resources Co., Ltd.,
Class A 53,400 112,129
Shenghe Resources Holding
Co., Ltd., Class A 46,670 140,848
Shengyi Electronics Co., Ltd.,
Class A 4,748 35,013
Shengyi Technology Co., Ltd.,
Class A 49,400 294,062
Shenma Industry Co., Ltd. 75,100 92,388
Shennan Circuits Co., Ltd.,
Class A 17,160 338,193
Ω#Shenwan Hongyuan Group
Co., Ltd., Class H 780,000 325,911
*Shenyang Jinbei Automotive
Co., Ltd., Class A 120,000 83,215
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 6,389 57,180
Shenzhen Agricultural Power
Group Co., Ltd., Class A 235,600 212,394
Shenzhen Airport Co., Ltd.,
Class A 151,600 148,232

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Aisidi Co., Ltd.,
Class A 92,500 $ 160,620
*Shenzhen Anche
Technologies Co., Ltd., Class
A 100 361
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 105,100 147,369
Shenzhen BSC Technology
Co., Ltd., Class A 14,700 67,830
Shenzhen Capchem
Technology Co., Ltd., Class A 20,900 97,859
Shenzhen Center Power Tech
Co., Ltd., Class A 35,400 79,537
Shenzhen Cereals Holdings
Co., Ltd., Class A 115,300 108,900
Shenzhen Changhong
Technology Co., Ltd., Class A 22,200 42,028
Shenzhen Click Technology
Co., Ltd., Class A 37,800 71,718
Shenzhen Colibri Technologies
Co., Ltd., Class A 34,200 79,355
Shenzhen Comix Group Co.,
Ltd., Class A 35,300 34,026
Shenzhen Das Intellitech Co.,
Ltd., Class A 167,100 76,943
Shenzhen Desay Battery
Technology Co., Class A 82,410 260,367
*Shenzhen Dynanonic Co.,
Ltd., Class A 27,300 125,062
Shenzhen Energy Group Co.,
Ltd., Class A 131,200 118,459
Shenzhen Envicool
Technology Co., Ltd., Class A 42,602 237,584
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 91,500 288,325
#Shenzhen Expressway Corp.,
Ltd., Class H 500,000 429,936
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 26,200 68,896
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 350,500 138,543
*Shenzhen Fenda Technology
Co., Ltd., Class A 79,600 72,311
Shenzhen FRD Science &
Technology Co., Ltd., Class A 39,800 130,105
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 117,200 117,359
Shenzhen Gas Corp., Ltd.,
Class A 152,000 135,974
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 74,600 114,535
Shenzhen Goodix Technology
Co., Ltd., Class A 3,100 31,876
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 64,500 217,737
ΩShenzhen Hepalink
Pharmaceutical Group Co.,
Ltd., Class H 193,000 157,842
Shares Value
CHINA — (Continued)
Shenzhen Honor Electronic
Co., Ltd. 2,600 $ 47,700
Shenzhen Hopewind Electric
Co., Ltd., Class A 53,000 278,591
Shenzhen Huaqiang Industry
Co., Ltd., Class A 49,500 177,124
Shenzhen Inovance
Technology Co., Ltd., Class A 17,600 154,734
#*Shenzhen Investment, Ltd.,
Class A 3,316,000 380,178
Shenzhen Invt Electric Co.,
Ltd., Class A 77,900 88,054
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 52,500 80,168
Shenzhen Jinjia Group Co.,
Ltd., Class A 173,800 95,696
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 103,400 89,630
Shenzhen Kaifa Technology
Co., Ltd., Class A 41,500 106,942
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 23,100 55,810
Shenzhen Kedali Industry Co.,
Ltd., Class A 11,900 180,558
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 146,000 317,506
Shenzhen Kinwong Electronic
Co., Ltd., Class A 38,900 359,100
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 68,900 221,410
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 76,500 110,344
Shenzhen Leaguer Co., Ltd.,
Class A 91,000 102,609
Shenzhen Lifotronic
Technology Co., Ltd., Class A 40,197 75,820
Shenzhen Megmeet Electrical
Co., Ltd., Class A 22,300 183,653
Shenzhen Microgate
Technology Co., Ltd., Class A 75,400 119,737
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 37,700 1,208,876
Shenzhen MTC Co., Ltd.,
Class A 289,500 180,682
*Shenzhen Neptunus
Bioengineering Co., Ltd.,
Class A 78,000 29,750
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 15,300 117,813
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 308,600 120,697
Shenzhen Noposin Crop
Science Co., Ltd., Class A 137,300 215,751
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 341,300 108,399

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 463,500 $ 97,424
Shenzhen Qingyi Photomask,
Ltd., Class A 18,560 75,551
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 17,300 119,921
Shenzhen SC New Energy
Technology Corp., Class A 25,800 197,377
Shenzhen SED Industry Co.,
Ltd., Class A 36,100 112,753
Shenzhen SEG Co., Ltd.,
Class A 65,700 73,899
Shenzhen Senior Technology
Material Co., Ltd., Class A 93,000 150,137
Shenzhen Sinexcel Electric
Co., Ltd., Class A 24,000 107,082
Shenzhen Sunline Tech Co.,
Ltd., Class A 20,900 49,219
Shenzhen Sunlord Electronics
Co., Ltd., Class A 19,500 78,458
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 20,000 74,506
Shenzhen Sunway
Communication Co., Ltd.,
Class A 29,300 97,000
Shenzhen Tagen Group Co.,
Ltd., Class A 250,600 123,385
Shenzhen Topband Co., Ltd.,
Class A 79,900 153,590
Shenzhen Topraysolar Co.,
Ltd., Class A 238,700 119,843
Shenzhen Topway Video
Communication Co., Ltd.,
Class A 65,800 79,852
Shenzhen Transsion Holdings
Co., Ltd., Class A 38,589 407,983
Shenzhen United Winners
Laser Co., Ltd., Class A 23,341 71,057
Shenzhen Weiguang Biological
Products Co., Ltd., Class A 26,300 107,568
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 107,600 349,056
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 106,000 66,744
Shenzhen Yinghe Technology
Co., Ltd., Class A 67,000 191,609
*Shenzhen Yitoa Intelligent
Control Co., Ltd., Class A 32,800 38,031
*Shenzhen Ysstech Info-tech
Co., Ltd., Class A 5,800 19,596
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 47,000 154,359
*Shenzhen Zhenye Group Co.,
Ltd., Class A 300 256
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 534,200 349,702
Shares Value
CHINA — (Continued)
Shenzhou International Group
Holdings, Ltd., Class A 745,000 $ 5,395,318
*Shida Shinghwa Advanced
Material Group Co., Ltd., Class
A 14,200 74,425
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 229,300 737,492
*Shijiazhuang Yiling
Pharmaceutical Co., Ltd.,
Class A 39,900 89,814
Shinva Medical Instrument
Co., Ltd., Class A 69,330 159,714
*<Shouhang High-Tech
Energy Co., Ltd., Class A 178,100 1,729
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 122,000 94,247
Shui On Land, Ltd. 3,193,500 313,248
*Siasun Robot & Automation
Co., Ltd., Class A 24,500 57,392
Sichuan Changhong Electric
Co., Ltd., Class A 119,400 163,280
*Sichuan Chengfei Integration
Technology Corp., Class A 37,900 181,873
Sichuan Chuantou Energy Co.,
Ltd., Class A 52,000 112,435
Sichuan Development Lomon
Co., Ltd., Class A 127,500 197,876
Sichuan EM Technology Co.,
Ltd., Class A 79,600 193,530
#Sichuan Expressway Co.,
Ltd., Class H 616,000 369,600
Sichuan Furong Technology
Co., Ltd., Class A 55,471 72,703
*Sichuan Haite High-tech Co.,
Ltd., Class A 47,900 73,143
*Sichuan Hexie Shuangma
Co., Ltd., Class A 76,100 206,340
*Sichuan Hongda Co., Ltd.,
Class A 103,200 134,829
Sichuan Injet Electric Co., Ltd.,
Class A 15,900 107,173
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 27,000 71,187
Sichuan Kelun Pharmaceutical
Co., Ltd., Class A 53,500 280,329
*Sichuan Lutianhua Co., Ltd.,
Class A 282,200 176,517
Sichuan New Energy Power
Co., Ltd., Class A 85,700 119,097
Sichuan Road and Bridge
Group Co., Ltd., Class A 209,560 241,525
Sichuan Swellfun Co., Ltd.,
Class A 20,300 116,532
Sichuan Teway Food Group
Co., Ltd., Class A 95,300 149,224
Sichuan Yahua Industrial
Group Co., Ltd., Class A 44,100 85,201
Sieyuan Electric Co., Ltd.,
Class A 16,000 173,088

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
#Sihuan Pharmaceutical
Holdings Group, Ltd. 3,186,000 $ 531,676
SIIC Environment Holdings,
Ltd., Class F 302,000 42,319
ΩSimcere Pharmaceutical
Group, Ltd. 711,000 1,199,190
Sineng Electric Co., Ltd., Class
A 51,240 162,102
Sinocare, Inc., Class A 20,700 60,003
*Sinochem International Corp.,
Class A 106,551 59,998
Sinofibers Technology Co.,
Ltd., Class A 18,300 88,934
Sinolink Securities Co., Ltd.,
Class A 73,500 94,701
Sinoma International
Engineering Co., Class A 139,300 175,424
Sinoma Science & Technology
Co., Ltd., Class A 79,600 311,215
Sinomach Automobile Co.,
Ltd., Class A 153,500 135,613
*Sinomach Heavy Equipment
Group Co., Ltd. 166,900 77,082
Sinomach Precision Industry
Group Co., Ltd., Class A 34,000 91,387
Sinomine Resource Group
Co., Ltd., Class A 17,660 88,567
Sinopec Engineering Group
Co., Ltd., Class H 1,269,000 986,102
*Sinopec Oilfield Equipment
Corp., Class A 122,000 116,582
*Sinopec Oilfield Service
Corp., Class H 2,056,000 206,910
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 2,530,000 447,987
Sinopep-Allsino Bio
Pharmaceutical Co., Ltd.,
Class H 19,761 135,144
Sinopharm Group Co., Ltd.,
Class H 2,348,800 5,643,104
Sino-Platinum Metals Co., Ltd.,
Class A 173,360 363,301
Sinoseal Holding Co., Ltd.,
Class A 19,900 102,809
Sinosoft Co., Ltd., Class A 30,940 85,351
Sinosteel Engineering &
Technology Co., Ltd., Class A 163,800 143,577
Sinosteel New Materials Co.,
Ltd., Class A 75,900 102,741
Sinotrans, Ltd., Class H 2,188,000 1,215,246
Sinotruk Jinan Truck Co., Ltd.,
Class A 81,600 206,767
Skshu Paint Co., Ltd., Class A 19,040 101,271
Skyworth Digital Co., Ltd.,
Class A 46,700 74,096
Ω#Smoore International
Holdings, Ltd. 1,448,000 3,910,522
Snowsky Salt Industry Group
Co., Ltd., Class A 155,100 110,998
Shares Value
CHINA — (Continued)
*SOHO China, Ltd. 2,067,000 $ 152,721
Sokan New Materials Group
Co., Ltd., Class A 7,870 41,368
Solareast Holdings Co., Ltd.,
Class A 50,600 66,810
Songcheng Performance
Development Co., Ltd., Class
A 119,900 142,180
Sonoscape Medical Corp.,
Class A 12,900 57,360
SooChow Securities Co., Ltd.,
Class A 112,800 149,405
Southern Publishing & Media
Co., Ltd. 58,400 115,501
Southwest Securities Co., Ltd.,
Class A 160,600 101,124
*SPIC Yuanda Environmental-
Protection Co., Ltd., Class A 154,000 255,876
Spring Airlines Co., Ltd., Class
A 35,300 255,906
Stanley Agricultural Group Co.,
Ltd., Class A 172,900 211,503
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 466,500 524,717
StarPower Semiconductor,
Ltd., Class A 3,760 44,717
State Grid Information &
Communication Co., Ltd.,
Class A 34,000 83,559
State Grid Yingda Co., Ltd.,
Class A 160,300 118,276
STO Express Co., Ltd., Class
A 133,200 281,726
Sufa Technology Industry Co.,
Ltd. CNNC, Class A 8,300 24,128
Sumavision Technologies Co.,
Ltd., Class A 34,300 27,306
Sumec Corp., Ltd., Class A 107,570 156,502
Sun Art Retail Group, Ltd.,
Class A 3,092,500 815,475
*Sun Create Electronics Co.,
Ltd., Class A 17,400 65,399
Sun King Technology Group,
Ltd. 662,000 127,340
Sunflower Pharmaceutical
Group Co., Ltd., Class A 50,200 114,531
Sungrow Power Supply Co.,
Ltd., Class A 64,740 646,484
Suning Universal Co., Ltd.,
Class A 391,700 118,430
Sunny Optical Technology
Group Co., Ltd. 731,500 6,816,462
Sunresin New Materials Co.,
Ltd., Class A 15,900 114,230
Sunrise Group Co., Ltd., Class
A 362,900 280,850
Sunshine Guojian
Pharmaceutical Shanghai Co.,
Ltd., Class A 6,312 47,571

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
*Sunstone Development Co.,
Ltd., Class A 69,800 $ 220,043
Suntak Technology Co., Ltd.,
Class A 104,800 192,879
Sunward Intelligent Equipment
Co., Ltd., Class A 97,000 178,254
Sunwoda Electronic Co., Ltd.,
Class A 42,900 128,399
Suofeiya Home Collection Co.,
Ltd., Class A 37,500 71,097
SUPCON Technology Co.,
Ltd., Class A 3,168 21,020
Suzhou Anjie Technology Co.,
Ltd., Class A 64,900 121,425
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 80,700 654,648
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 194,800 97,803
Suzhou Good-Ark Electronics
Co., Ltd., Class A 20,000 27,489
Suzhou Maxwell Technologies
Co., Ltd., Class A 12,000 117,883
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 250,300 188,848
Suzhou Secote Precision
Electronic Co., Ltd., Class A 18,200 87,539
*Suzhou SLAC Precision
Equipment Co., Ltd., Class A 14,400 31,475
Suzhou Sushi Testing Group
Co., Ltd., Class A 111,500 252,840
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 24,052 352,364
Suzhou TZTEK Technology
Co., Ltd. 7,600 51,501
Suzhou Veichi Electric Co.,
Ltd. 5,000 37,010
*SYoung Group Co., Ltd.,
Class A 80,700 188,817
Taiji Computer Corp., Ltd.,
Class A 22,900 78,957
*Taiyuan Heavy Industry Co.,
Ltd., Class A 296,600 96,670
*Talkweb Information System
Co., Ltd., Class A 12,600 56,707
*Tangrenshen Group Co., Ltd.,
Class A 216,300 145,196
Tangshan Jidong Cement Co.,
Ltd., Class A 132,600 89,378
TangShan Port Group Co.,
Ltd., Class A 284,300 159,693
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 233,500 177,468
Tangshan Sunfar Silicon
Industry Co., Ltd., Class A 34,400 69,466
Tasly Pharmaceutical Group
Co., Ltd., Class A 48,000 109,112
Shares Value
CHINA — (Continued)
Tayho Advanced Materials
Group Co., Ltd., Class A 110,400 $ 162,610
TBEA Co., Ltd., Class A 190,230 356,441
TCL Technology Group Corp.,
Class A 762,000 465,008
*TCL Zhonghuan Renewable
Energy Technology Co., Ltd.,
Class A 164,700 186,168
TDG Holdings Co., Ltd. 120,500 134,535
Telling Telecommunication
Holding Co., Ltd., Class A 78,200 110,518
Tencent Holdings, Ltd., Class
A 2,628,700 184,176,433
Tencent Music Entertainment
Group, ADR 242,184 5,083,442
Three Squirrels, Inc., Class A 34,300 123,686
Three's Co. Media Group Co.,
Ltd., Class A 45,800 208,349
Thunder Software Technology
Co., Ltd., Class A 6,900 56,098
Tian Di Science & Technology
Co., Ltd., Class A 179,500 153,604
Tian Lun Gas Holdings, Ltd.,
Class A 19,000 8,229
*Tianfeng Securities Co., Ltd.,
Class A 186,600 137,682
Tiangong International Co.,
Ltd., Class A 1,062,000 274,632
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 19,400 57,015
Tianjin Capital Environmental
Protection Group Co., Ltd.,
Class H 212,000 102,354
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 246,400 146,264
Tianjin Pharmaceutical Da
Re Tang Group Corp., Ltd.,
Class A 11,100 57,253
Tianjin Port Co., Ltd., Class A 182,800 117,131
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 40,400 118,395
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 157,200 95,495
Tianjin You Fa Steel Pipe
Group Stock Co., Ltd., Class A 83,500 70,759
*Tianma Microelectronics Co.,
Ltd., Class A 199,100 254,874
Tianneng Battery Group Co.,
Ltd. 20,794 79,482
#*Tianqi Lithium Corp., Class
A 170,000 763,376
Tianrun Industry Technology
Co., Ltd., Class A 214,500 183,852
Tianshan Aluminum Group
Co., Ltd., Class A 354,600 449,016
*TianShan Material Co., Ltd.,
Class A 144,100 105,724

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Tianshui Huatian Technology
Co., Ltd., Class A 105,000 $ 145,918
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 7,100 31,058
Tibet Mineral Development
Co., Ltd., Class A 17,900 54,046
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 31,670 187,028
Tingyi Cayman Islands Holding
Corp., Class F 1,484,000 2,189,136
Titan Wind Energy Suzhou
Co., Ltd., Class A 120,500 108,631
TKD Science and Technology
Co., Ltd., Class A 15,900 33,343
Tofflon Science & Technology
Group Co., Ltd., Class A 63,300 134,586
Toly Bread Co., Ltd., Class A 319,860 243,548
#Tong Ren Tang Technologies
Co., Ltd., Class H 809,000 542,082
Tongcheng Travel Holdings,
Ltd., Class A 1,816,800 4,559,358
*Tongding Interconnection
Information Co., Ltd., Class A 90,000 61,039
TongFu Microelectronics Co.,
Ltd., Class A 66,000 257,402
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 72,100 82,898
*Tonghua Golden-Horse
Pharmaceutical Industry Co.,
Ltd., Class A 9,700 31,090
Tongkun Group Co., Ltd.,
Class A 95,800 164,490
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 170,500 180,191
Tongling Nonferrous Metals
Group Co., Ltd., Class A 738,300 356,340
*Tongwei Co., Ltd., Class A 112,700 319,334
Tongyu Heavy Industry Co.,
Ltd., Class A 642,200 247,610
Topchoice Medical Corp.,
Class A 13,964 89,166
Topsec Technologies Group,
Inc., Class A 111,500 124,332
Toread Holdings Group Co.,
Ltd., Class A 31,700 38,382
*TPV Technology Co., Ltd.,
Class A 412,400 136,128
TravelSky Technology, Ltd.,
Class H 726,000 1,161,600
*Trina Solar Co., Ltd., Class A 86,592 186,390
#*Triumph New Energy Co.,
Ltd., Class H 20,000 11,873
Triumph Science &
Technology Co., Ltd., Class A 55,600 92,227
*TRS Information Technology
Corp., Ltd., Class A 12,800 43,725
*Truking Technology, Ltd.,
Class A 137,700 164,051
Shares Value
CHINA — (Continued)
*Tsinghua Tongfang Co., Ltd.,
Class A 70,000 $ 71,649
Tsingtao Brewery Co., Ltd.,
Class H 408,000 2,593,529
TSP Wind Power Group Co.,
Ltd. 283,200 282,799
Ω*Tuhu Car, Inc. 53,000 135,707
*<Tunghsu Optoelectronic
Technology Co., Ltd., Class A 429,200 4,167
UE Furniture Co., Ltd., Class A 100 147
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 10,000 96,447
Unilumin Group Co., Ltd.,
Class A 104,600 103,291
Uni-President China Holdings,
Ltd. 1,514,000 1,915,162
Unisplendour Corp., Ltd.,
Class A 54,400 186,585
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 75,600 167,028
*UTour Group Co., Ltd., Class
A 83,700 88,225
V V Food & Beverage Co.,
Ltd., Class A 357,200 170,421
Valiant Co., Ltd., Class A 113,900 199,991
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 33,300 84,056
Vatti Corp., Ltd., Class A 115,100 102,326
*Vcanbio Cell & Gene
Engineering Corp, Ltd., Class
A 19,700 72,404
*Venustech Group, Inc., Class
A 53,600 118,497
*Verisilicon Microelectronics
Shanghai Co., Ltd. 3,024 41,647
Victory Giant Technology
Huizhou Co., Ltd., Class A 25,800 687,313
Vipshop Holdings, Ltd.,
Sponsored ADR 571,137 8,618,457
*Visionox Technology, Inc.,
Class A 51,400 67,224
Visual China Group Co., Ltd.,
Class A 45,438 135,743
Ω*Viva Biotech Holdings 919,000 195,507
#*Vnet Group, Inc., Sponsored
ADR 88,600 736,266
Walvax Biotechnology Co.,
Ltd., Class A 41,700 72,640
*Wanda Film Holding Co., Ltd.,
Class A 63,300 102,717
Wangneng Environment Co.,
Ltd., Class A 71,000 166,220
Wangsu Science &
Technology Co., Ltd., Class A 98,600 149,469
#Wanguo Gold Group, Ltd.,
Class A 238,000 921,682
Wanhua Chemical Group Co.,
Ltd., Class A 25,047 216,454

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Wanxiang Qianchao Co., Ltd.,
Class A 146,100 $ 152,985
Warom Technology, Inc. Co. 35,400 103,693
Wasu Media Holding Co., Ltd.,
Class A 118,700 135,489
Weichai Power Co., Ltd., Class
H 1,970,000 4,175,898
Weifu High-Technology Group
Co., Ltd., Class A 17,500 46,722
Weihai Guangtai Airport
Equipment Co., Ltd., Class A 45,900 68,371
Weihai Guangwei Composites
Co., Ltd., Class A 24,860 104,644
#Weilong Delicious Global
Holdings, Ltd. 188,000 282,120
Ω*Weimob, Inc. 1,231,000 343,425
Wellhope Foods Co., Ltd.,
Class A 83,500 98,900
Wencan Group Co., Ltd.,
Class A 41,300 118,971
Wens Foodstuff Group Co.,
Ltd., Class A 259,000 621,798
Wenzhou Yihua Connector
Co., Ltd., Class A 14,600 78,850
West China Cement, Ltd. 4,182,000 1,070,805
Western Metal Materials Co.,
Ltd., Class A 31,900 94,282
Western Mining Co., Ltd.,
Class A 143,400 331,939
Western Region Gold Co.,
Ltd., Class A 56,600 149,307
Western Securities Co., Ltd.,
Class A 112,500 130,752
Western Superconducting
Technologies Co., Ltd., Class
A 15,996 120,998
Willfar Information Technology
Co., Ltd. 14,202 67,167
Winall Hi-Tech Seed Co., Ltd.,
Class A 96,340 121,324
Windey Energy Technology
Group Co., Ltd., Class A 82,610 145,165
*Wingtech Technology Co.,
Ltd., Class A 48,800 250,152
Winner Medical Co., Ltd.,
Class A 6,900 38,279
Winning Health Technology
Group Co., Ltd., Class A 49,800 75,078
Wolong Electric Group Co.,
Ltd., Class A 107,400 340,066
*World Union Group, Inc.,
Class A 164,000 54,134
Wuchan Zhongda Group Co.,
Ltd., Class A 170,700 127,607
Wuhan DR Laser Technology
Corp., Ltd., Class A 9,800 84,066
Wuhan East Lake High
Technology Group Co., Ltd.,
Class A 94,400 120,844
Shares Value
CHINA — (Continued)
Wuhan Easydiagnosis
Biomedicine Co., Ltd., Class A 34,200 $ 104,779
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 15,600 28,689
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 3,800 31,569
*Wuhan P&S Information
Technology Co., Ltd., Class A 31,600 42,424
Wuhan Raycus Fiber Laser
Technologies Co., Ltd., Class
A 28,800 118,632
Wuhu Token Science Co.,
Ltd., Class A 121,200 101,530
Wuliangye Yibin Co., Ltd.,
Class A 166,000 2,789,229
WUS Printed Circuit Kunshan
Co., Ltd., Class A 65,000 507,274
Wushang Group Co., Ltd.,
Class A 162,100 211,106
Ω#WuXi AppTec Co., Ltd.,
Class H 208,900 2,812,832
Wuxi Autowell Technology
Co., Ltd., Class A 44,357 203,015
Wuxi Best Precision Machinery
Co., Ltd. 28,400 97,644
Ω*Wuxi Biologics Cayman,
Inc., Class A 2,671,500 10,958,255
Wuxi Boton Technology Co.,
Ltd., Class A 35,500 119,249
Wuxi Chipown Micro-
Electronics, Ltd. 2,843 23,260
Wuxi DK Electronic Materials
Co., Ltd., Class A 15,260 90,880
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 93,300 182,713
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 105,200 371,473
Wuxi NCE Power Co., Ltd.,
Class A 29,120 129,199
Wuxi Paike New Materials
Technology Co., Ltd., Class A 10,700 108,689
Wuxi Rural Commercial Bank
Co., Ltd., Class A 132,700 110,795
Wuxi Taiji Industry, Ltd. Co.,
Class A 157,100 143,587
Wuxi Xinje Electric Co., Ltd.,
Class A 9,100 69,731
Wuzhou Special Paper Group
Co., Ltd. 33,200 55,025
XCMG Construction Machinery
Co., Ltd., Class A 433,300 503,600
XD, Inc. 139,000 927,847
XGD, Inc., Class A 31,400 129,995
Ω*Xiabuxiabu Catering
Management China Holdings
Co., Ltd., Class A 649,500 64,536
Xiamen Amoytop Biotech Co.,
Ltd., Class A 14,663 185,733

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Xiamen Bank Co., Ltd., Class
A 194,300 $ 184,593
Xiamen C & D, Inc., Class A 68,900 96,897
Xiamen Changelight Co., Ltd.,
Class A 65,600 107,450
Xiamen Faratronic Co., Ltd.,
Class A 4,900 74,708
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 7,200 29,568
Xiamen Intretech, Inc., Class A 47,200 118,226
Xiamen ITG Group Corp., Ltd.,
Class A 175,700 153,520
Xiamen Jihong Technology
Co., Ltd., Class A 97,400 227,621
Xiamen Kingdomway Group
Co., Class A 63,100 173,105
Xiamen Port Development Co.,
Ltd., Class A 168,500 193,968
Xiamen Tungsten Co., Ltd.,
Class A 78,300 252,160
Xiamen Xiangyu Co., Ltd.,
Class A 162,000 160,423
Xi'an Bright Laser
Technologies Co., Ltd., Class
A 4,099 33,598
*Xian International Medical
Investment Co., Ltd., Class A 196,450 149,036
Xi'an Manareco New Materials
Co., Ltd., Class A 16,255 92,658
Xi'An Shaangu Power Co.,
Ltd., Class A 61,200 74,779
Xi'an Triangle Defense Co.,
Ltd., Class A 23,600 87,295
Xiandai Investment Co., Ltd.,
Class A 185,600 110,688
*Xiangcai Co., Ltd., Class A 64,900 97,932
*Xiangtan Electric
Manufacturing Co., Ltd., Class
A 22,400 43,370
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 120,600 222,794
Xianhe Co., Ltd., Class W 44,500 131,336
Ω*Xiaomi Corp., Class W 3,603,000 24,394,834
Xilinmen Furniture Co., Ltd.,
Class A 101,800 221,243
Xinfengming Group Co., Ltd.,
Class A 116,100 198,701
Xingfa Aluminium Holdings,
Ltd., Class A 11,000 11,911
Xinhuanet Co., Ltd., Class A 34,580 91,603
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 56,100 93,212
Xinjiang Joinworld Co., Ltd.,
Class A 214,900 210,721
Xinjiang Qingsong Building
Materials and Chemicals
Group Co., Ltd., Class H 194,500 108,982
Shares Value
CHINA — (Continued)
*Xinjiang Xintai Natural Gas
Co., Ltd., Class A 34,100 $ 135,876
Xinjiang Xinxin Mining Industry
Co., Ltd., Class H 1,212,000 171,378
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd., Class H 166,300 194,895
#*Xinte Energy Co., Ltd., Class
H 581,200 492,354
Xinxiang Chemical Fiber Co.,
Ltd., Class A 525,300 284,135
Xinxiang Richful Lube Additive
Co., Ltd., Class A 16,800 129,527
Xinxing Ductile Iron Pipes Co.,
Ltd., Class A 230,600 120,574
Xinyi Energy Holdings, Ltd. 3,129,546 498,335
#Xinyi Solar Holdings, Ltd.,
Class A 10,372,000 4,029,885
Xinyu Iron & Steel Co., Ltd.,
Class A 185,100 111,416
*Xinzhi Group Co., Ltd., Class
A 35,200 105,011
Xizang Zhufeng Resources
Co., Ltd., Class A 103,700 168,993
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 35,300 61,688
*XPeng, Inc., A Shares 851,500 7,766,548
#*XPeng, Inc., ADR 3,000 54,630
#Xtep International Holdings,
Ltd., Class A 3,464,415 2,480,256
Xuji Electric Co., Ltd., Class A 29,900 94,176
ΩYadea Group Holdings, Ltd. 1,301,931 2,049,919
Yangling Metron New Material,
Inc., Class A 134,260 267,209
*Yangmei Chemical Co., Ltd.,
Class H 328,100 111,487
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 157,500 542,723
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 21,600 160,363
Yankershop Food Co., Ltd.,
Class A 15,540 146,731
#Yankuang Energy Group Co.,
Ltd., Class A 3,327,200 3,797,670
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 13,900 41,352
Yantai China Pet Foods Co.,
Ltd., Class A 17,200 135,497
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 54,600 127,977
Yantai Eddie Precision
Machinery Co., Ltd., Class A 26,400 66,492
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 52,500 283,463
YanTai Shuangta Food Co.,
Ltd., Class A 170,400 125,492
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 61,200 134,619

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
YD Electronic Technology Co.,
Ltd., Class A 14,400 $ 53,504
#*Yeahka, Ltd., Class A 209,200 374,162
Yealink Network Technology
Corp., Ltd., Class A 42,780 199,061
Yechiu Metal Recycling China,
Ltd., Class A 217,100 78,587
YGSOFT, Inc., Class A 77,348 67,047
*Yibin Tianyuan Group Co.,
Ltd., Class A 120,200 86,188
ΩYiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 332,200 608,540
Yifan Pharmaceutical Co., Ltd.,
Class A 65,700 133,948
Yifeng Pharmacy Chain Co.,
Ltd., Class A 65,052 213,917
#Yihai International Holding,
Ltd., Class A 570,000 981,707
Yinbang Clad Material Co.,
Ltd., Class A 27,900 40,823
Yindu Kitchen Equipment Co.,
Ltd. 42,340 96,657
Yingkou Jinchen Machinery
Co., Ltd. 25,500 98,319
Yixintang Pharmaceutical
Group Co., Ltd., Class A 160,200 332,833
Yizumi Holdings Co., Ltd.,
Class A 32,500 93,305
Yonfer Agricultural Technology
Co., Ltd., Class A 125,800 248,278
*Yonghui Superstores Co.,
Ltd., Class A 194,800 127,792
Yongjin Technology Group
Co., Ltd., Class A 114,400 283,215
YongXing Special Materials
Technology Co., Ltd., Class A 30,100 146,154
*Yonyou Network Technology
Co., Ltd., Class A 28,200 61,952
Yotrio Group Co., Ltd., Class A 284,200 147,811
*Youcare Pharmaceutical
Group Co., Ltd. 35,175 152,892
*Youdao, Inc., ADR 9,253 80,501
Youngor Fashion Co., Ltd.,
Class A 121,800 124,162
Youngy Co., Ltd., Class A 22,100 105,777
Youzu Interactive Co., Ltd.,
Class A 53,900 110,563
#YSB, Inc. 3,600 4,705
YTO Express Group Co., Ltd.,
Class A 124,400 254,142
Yuan Longping High-tech
Agriculture Co., Ltd., Class A 36,700 50,696
Yuexiu Property Co., Ltd.,
Class A 1,749,000 1,029,348
Yueyang Forest & Paper Co.,
Ltd., Class A 173,600 114,366
Yueyang Xingchang Petro-
Chemical Co., Ltd., Class A 23,800 52,649
#Yum China Holdings, Inc. 222,800 10,370,843
Shares Value
CHINA — (Continued)
Yum China Holdings, Inc.,
Class A 107,898 $ 5,036,679
YUNDA Holding Group Co.,
Ltd., Class A 252,800 266,467
Yunnan Aluminium Co., Ltd.,
Class A 130,000 280,547
Yunnan Baiyao Group Co.,
Ltd., Class A 30,900 240,336
Yunnan Chihong
Zinc&Germanium Co., Ltd.,
Class A 246,800 187,234
Yunnan Copper Co., Ltd.,
Class A 85,100 152,845
Yunnan Energy Investment
Co., Ltd., Class A 118,700 174,999
*Yunnan Energy New Material
Co., Ltd., Class A 41,300 169,434
Yunnan Lincang Xinyuan
Germanium Industrial Co.,
Ltd., Class A 9,700 30,175
Yunnan Nantian Electronics
Information Co., Ltd., Class A 34,000 93,226
Yunnan Tin Co., Ltd., Class A 84,900 210,066
Yunnan Yuntianhua Co., Ltd.,
Class A 93,100 318,416
Yusys Technologies Co., Ltd.,
Class A 55,900 207,390
Yutong Bus Co., Ltd., Class A 31,400 108,525
Yutong Heavy Industries Co.,
Ltd. 44,400 75,188
#*Zai Lab, Ltd. 259,000 968,363
#*Zai Lab, Ltd., Sponsored
ADR 6,960 263,088
Zangge Mining Co., Ltd., Class
A 42,400 270,212
ZBOM Home Collection Co.,
Ltd., Class A 113,360 156,121
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 10,700 295,303
Zhaojin Mining Industry Co.,
Ltd., Class H 1,520,500 3,792,534
Zhefu Holding Group Co., Ltd.,
Class A 301,500 151,791
Zhejiang Asia-Pacific
Mechanical & Electronic Co.,
Ltd., Class A 71,200 107,933
Zhejiang Ausun
Pharmaceutical Co., Ltd.,
Class A 46,500 74,875
*Zhejiang Century Huatong
Group Co., Ltd., Class A 166,300 293,150
Zhejiang Cfmoto Power Co.,
Ltd., Class A 11,200 347,781
Zhejiang Changsheng Sliding
Bearings Co., Ltd., Class A 18,800 230,235
Zhejiang China Commodities
City Group Co., Ltd., Class A 110,500 326,433
Zhejiang Chint Electrics Co.,
Ltd., Class A 91,100 287,443

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Communications
Technology Co., Ltd., Class A 331,040 $ 185,028
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 216,400 139,561
Zhejiang Crystal-Optech Co.,
Ltd., Class A 71,900 208,414
Zhejiang Dahua Technology
Co., Ltd., Class A 90,500 204,090
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 43,800 84,196
Zhejiang Dingli Machinery Co.,
Ltd., Class A 22,900 157,151
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 80,300 127,073
Zhejiang Expressway Co.,
Ltd., Class H 1,006,760 958,025
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 62,300 138,681
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 78,600 106,832
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd., Class A 283,500 438,410
Zhejiang Hailiang Co., Ltd.,
Class A 129,295 196,537
Zhejiang Hailide New Material
Co., Ltd., Class A 374,600 288,346
Zhejiang HangKe Technology,
Inc. Co., Class A 61,314 169,991
Zhejiang Hangmin Co., Ltd.,
Class A 205,610 202,753
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 138,800 120,123
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 322,600 509,613
Zhejiang Huace Film &
Television Co., Ltd., Class A 114,000 121,112
Zhejiang Huahai
Pharmaceutical Co., Ltd.,
Class A 87,100 269,145
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 84,330 211,462
Zhejiang Huangma
Technology Co., Ltd., Class A 148,000 263,149
*Zhejiang Huatong Meat
Products Co., Ltd., Class A 112,200 161,837
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 67,600 414,214
Zhejiang International Group
Co., Ltd., Class A 87,060 133,907
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 348,000 428,593
Shares Value
CHINA — (Continued)
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 32,700 $ 170,979
Zhejiang Jiemei Electronic &
Technology Co., Ltd., Class A 25,800 90,530
Zhejiang Jinggong Integration
Technology Co., Ltd., Class A 29,900 68,134
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 74,460 287,918
Zhejiang Jingu Co., Ltd., Class
A 51,700 94,291
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 112,000 256,459
*Zhejiang Jinke Tom Culture
Industry Co., Ltd., Class A 82,600 64,841
Zhejiang JIULI Hi-tech Metals
Co., Ltd., Class A 36,600 113,604
Zhejiang Jiuzhou
Pharmaceutical Co., Ltd.,
Class A 73,800 194,270
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 55,600 144,433
Zhejiang Juhua Co., Ltd.,
Class A 63,300 235,020
Zhejiang Lante Optics Co.,
Ltd., Class A 19,220 72,906
Zhejiang Longsheng Group
Co., Ltd., Class A 99,900 146,728
Zhejiang Medicine Co., Ltd.,
Class A 79,400 175,314
Zhejiang Meida Industrial Co.,
Ltd., Class A 63,400 60,672
*Zhejiang Narada Power
Source Co., Ltd., Class A 84,000 170,558
Zhejiang NHU Co., Ltd., Class
A 123,260 382,933
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 44,100 98,534
Zhejiang Runtu Co., Ltd.,
Class A 104,300 110,083
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 44,800 164,345
Zhejiang Sanmei Chemical
Industry Co., Ltd., Class A 34,200 227,251
Zhejiang Semir Garment Co.,
Ltd., Class A 251,200 185,346
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 302,980 237,419
Zhejiang Shibao Co., Ltd.,
Class H 178,000 117,457
Zhejiang Songyuan
Automotive Safety Systems
Co., Ltd., Class A 15,960 53,656
Zhejiang Southeast Space
Frame Co., Ltd., Class A 69,200 41,749

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Starry
Pharmaceutical Co., Ltd.,
Class A 126,400 $ 200,551
Zhejiang Sunoren Solar
Technology Co., Ltd. 123,600 142,282
*Zhejiang Sunriver Culture
Tourism Co., Ltd., Class A 35,000 37,475
Zhejiang Supor Co., Ltd.,
Class A 8,800 63,356
Zhejiang Taihua New Material
Group Co., Ltd., Class A 124,800 166,857
Zhejiang Tiantie Science &
Technology Co., Ltd., Class A 126,400 124,994
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 37,000 134,705
Zhejiang Tony Electronic Co.,
Ltd., Class A 15,200 40,160
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 192,500 440,522
Zhejiang Wanliyang Co., Ltd.,
Class A 146,700 153,207
Zhejiang Wanma Co., Ltd.,
Class A 111,600 220,717
Zhejiang Wansheng Co., Ltd.,
Class A 47,700 66,487
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 79,860 210,887
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 68,300 101,358
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 96,000 142,065
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 41,200 144,853
Zhejiang XCC Group Co., Ltd.,
Class A 32,500 154,562
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 125,000 187,581
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 129,258 181,781
Zhejiang Xinao Textiles, Inc.,
Class A 95,900 78,873
Zhejiang Xinhua Chemical Co.,
Ltd., Class A 35,100 124,867
Zhejiang Yasha Decoration
Co., Ltd., Class A 141,100 77,104
Zhejiang Yinlun Machinery
Co., Ltd., Class A 56,400 226,611
Zhejiang Yonggui Electric
Equipment Co., Ltd., Class A 30,000 67,238
Zhejiang Yonghe Refrigerant
Co., Ltd., Class A 47,400 162,904
*Zhejiang Yongtai Technology
Co., Ltd., Class A 57,700 103,793
Shares Value
CHINA — (Continued)
Zhejiang Zhaolong
Interconnect Technology Co.,
Ltd. 7,440 $ 50,066
Zhende Medical Co., Ltd.,
Class A 30,100 92,343
*Zhengzhou Coal Industry
& Electric Power Co., Ltd.,
Class A 372,500 211,818
Zhenjiang Dongfang Electric
Heating Technology Co., Ltd.,
Class A 248,400 173,979
Zheshang Development Group
Co., Ltd., Class A 240,000 213,032
Zheshang Securities Co., Ltd.,
Class A 66,900 105,497
Zhewen Interactive Group Co.,
Ltd., Class A 93,200 110,777
Ω#*ZhongAn Online P&C
Insurance Co., Ltd., Class H 898,800 2,301,386
Zhongji Innolight Co., Ltd.,
Class A 6,500 196,176
Zhongjin Gold Corp., Ltd.,
Class A 148,600 295,131
ZhongMan Petroleum and
Natural Gas Group Corp., Ltd.,
Class A 76,749 207,887
*Zhongnongfa Seed Industry
Group Co., Ltd., Class A 75,300 66,630
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 159,500 145,117
Zhongshan Public Utilities
Group Co., Ltd., Class A 58,600 76,235
Zhongsheng Group Holdings,
Ltd., Class A 1,192,000 2,010,456
Zhongtai Securities Co., Ltd.,
Class A 52,100 48,269
*<Zhongtian Financial Group
Co., Ltd., Class A 95,500 –
Zhongtong Bus Holding Co.,
Ltd., Class A 129,400 196,159
Zhongyuan Environment-
Protection Co., Ltd., Class A 121,500 139,190
ΩZhou Hei Ya International
Holdings Co., Ltd., Class A 1,728,000 605,350
Zhuhai Huafa Properties Co.,
Ltd., Class A 104,100 69,157
Zhuzhou CRRC Times Electric
Co., Ltd., Class A 456,900 1,856,702
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 32,000 157,200
Zhuzhou Kibing Group Co.,
Ltd., Class A 221,600 191,167
*Zhuzhou Smelter Group Co.,
Ltd., Class A 149,000 232,483
Zhuzhou Times New Material
Technology Co., Ltd., Class A 114,400 202,773
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 196,000 137,006
Zijin Mining Group Co., Ltd.,
Class H 4,840,000 12,916,943

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
CHINA — (Continued)
ZJAMP Group Co., Ltd., Class
A 68,900 $ 86,863
Ω#ZJLD Group, Inc., Class A 326,800 278,509
ZJMI Environmental Energy
Co., Ltd., Class A 61,400 112,237
#ZMJ Group Co., Ltd., Class H 346,400 661,911
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 1,476,600 1,151,184
ZTE Corp., Class H 482,200 1,529,526
ZTO Express Cayman, Inc. 418,900 8,105,848
ZTO Express Cayman, Inc.,
Class A, Sponsored ADR 8,750 172,288
ZWSOFT Co., Ltd., Class A 3,470 30,089
TOTAL CHINA 1,379,675,308
COLOMBIA — (0.1%)
Bolsa de Valores de Colombia 124 361
Celsia SA 324,819 366,531
Cementos Argos SA 176,110 464,256
*Corp Financiera Colombiana
SA 89,513 376,953
Grupo Argos SA, Class A 120,814 493,103
#Grupo Aval Acciones
y Valores SA, Class A,
Sponsored ADR 31,163 87,568
Grupo Cibest SA 38,727 506,736
Grupo Cibest SA, ADR 37,218 1,616,006
Grupo de Inversiones
Suramericana SA 31,711 351,746
Grupo Energia Bogota SA
ESP, Class O 227,073 160,827
Interconexion Electrica SA
ESP 116,143 585,577
Mineros SA, Class A 177,160 321,558
Promigas SA ESP 11,974 19,261
TOTAL COLOMBIA 5,350,483
CZECH — (0.1%)
CEZ A/S 57,023 3,317,559
Komercni Banka A/S 22,676 1,086,026
ΩMoneta Money Bank A/S,
Class F 258,373 1,806,241
Philip Morris CR A/S 322 260,474
TOTAL CZECH 6,470,300
EGYPT — (0.0%)
Commercial International
Bank - Egypt (CIB), Registered
Shares, GDR 709,366 1,357,726
TOTAL EGYPT 1,357,726
GREECE — (0.5%)
Aegean Airlines SA 38,423 554,988
*Aktor SA Holding Company
Technical And Energy Projects 19,234 137,368
Alpha Bank SA 886,560 3,348,535
Athens Water Supply &
Sewage Co. SA 26,699 223,991
Autohellas Tourist and Trading
SA 16,663 202,921
Avax SA 32,837 85,878
Shares Value
GREECE — (Continued)
Bank of Greece, Class A 8,433 $ 145,744
Ellaktor SA 44,597 67,888
ElvalHalcor SA 62,931 181,149
Eurobank Ergasias Services
and Holdings SA 984,784 3,649,644
Fourlis Holdings SA, Class A 37,319 190,288
GEK TERNA SA, Class A 49,644 1,230,716
Hellenic Exchanges - Athens
Stock Exchange SA 19,659 157,504
Hellenic Telecommunications
Organization SA, Class A 47,996 873,444
HELLENiQ ENERGY Holdings
S.A., Class A 120,499 1,062,646
Holding Co. ADMIE IPTO SA 79,770 302,204
Ideal Holdings SA 20,037 137,600
JUMBO SA, Class A 53,137 1,802,636
Kri-Kri Milk Industry SA 9,962 213,900
*LAMDA Development SA,
Class A 47,480 362,468
Lavipharm SA 10,830 9,879
Motor Oil Hellas Corinth
Refineries SA 58,103 1,674,507
National Bank of Greece SA 305,543 4,297,906
OPAP SA, Class A 46,126 1,037,915
Piraeus Financial Holdings SA 420,921 3,261,534
Piraeus Port Authority SA 6,968 384,404
Profile Systems & Software SA 6,637 58,264
Public Power Corp. SA 57,857 943,634
Quest Holdings SA 29,128 244,036
Sarantis SA 16,043 246,050
Thrace Plastics Holding and
Co., Class A 16,327 73,813
Titan SA, Class A 37,562 1,562,737
TOTAL GREECE 28,726,191
HONG KONG — (2.9%)
Alibaba Group Holding, Ltd.,
Class W 4,941,400 72,830,571
Alibaba Group Holding, Ltd.,
Class W, Sponsored ADR 55,407 6,683,746
#*Alibaba Health Information
Technology, Ltd. 1,810,000 1,125,197
Beijing Energy International
Holding Co., Ltd., Class A 644,600 123,172
Beijing Enterprises Water
Group, Ltd. 6,046,000 2,071,814
Binhai Investment Co., Ltd. 557,955 74,631
BOE Varitronix, Ltd., Class A 507,000 382,995
Bosideng International
Holdings, Ltd. 8,128,000 4,638,655
#C&D International Investment
Group, Ltd., Class A 646,674 1,303,233
#CGN Mining Co., Ltd. 1,285,000 330,663
CGN New Energy Holdings
Co., Ltd., Class A 3,086,000 959,215
China Aircraft Leasing Group
Holdings, Ltd. 282,000 163,452
China Education Group
Holdings, Ltd., Class H 1,375,370 485,322

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
China Electronics Huada
Technology Co., Ltd., Class H 1,580,000 $ 291,847
China Foods, Ltd., Class H 1,324,000 553,213
China Gas Holdings, Ltd. 3,309,222 3,477,845
*China High Speed
Transmission Equipment
Group Co., Ltd. 155,000 27,446
#China Medical System
Holdings, Ltd., Class A 1,645,000 2,795,452
China Mengniu Dairy Co., Ltd.,
Class H 2,891,000 6,032,431
China Overseas Property
Holdings, Ltd., Class H 1,390,000 956,178
China Resources Building
Materials Technology
Holdings, Ltd., Class A 3,058,000 747,944
China Resources Gas Group,
Ltd. 1,265,100 3,194,176
China Resources Land, Ltd. 2,818,500 10,358,436
#*China Ruyi Holdings, Ltd. 6,352,000 2,540,800
China State Construction
Development Holdings, Ltd.,
Class A 1,036,000 200,601
China State Construction
International Holdings, Ltd. 3,348,000 5,135,022
China Water Affairs Group,
Ltd., Class A 592,000 466,059
#Chow Tai Fook Jewellery
Group, Ltd., Class A 1,697,000 2,844,907
#*Citychamp Watch &
Jewellery Group, Ltd. 836,000 40,469
*Comba Telecom Systems
Holdings, Ltd. 1,822,000 429,389
Continental Aerospace
Technologies Holding, Ltd. 3,298,000 60,918
#*Dalipal Holdings, Ltd. 324,000 222,879
Essex Bio-technology, Ltd. 303,000 200,714
EVA Precision Industrial
Holdings, Ltd., Class A 1,754,000 169,814
*GCL New Energy Holdings,
Ltd., Class A 930,000 51,535
Geely Automobile Holdings,
Ltd., Class A 5,305,000 11,948,076
#*Gemdale Properties &
Investment Corp., Ltd., Class A 5,738,000 208,322
#Grand Pharmaceutical Group,
Ltd., Class A 1,655,500 1,832,649
*Guangdong Land Holdings,
Ltd. 623,370 20,250
#Health & Happiness H&H
International Holdings, Ltd.,
Class A 389,500 568,620
#*Hopson Development
Holdings, Ltd. 1,228,851 591,727
*HUTCHMED China, Ltd. 22,000 79,032
Inspur Digital Enterprise
Technology, Ltd. 452,000 603,435
#Intron Technology Holdings,
Ltd. 393,000 73,594
Shares Value
HONG KONG — (Continued)
#*Jinchuan Group International
Resources Co., Ltd. 1,739,000 $ 141,778
*Joy City Property, Ltd., Class
A 5,648,000 266,212
Ω#*JS Global Lifestyle Co.,
Ltd., Class A 1,419,000 318,145
*Ju Teng International
Holdings, Ltd. 26,000 4,140
Kingboard Holdings, Ltd. 745,500 2,668,605
Kingboard Laminates
Holdings, Ltd., Class A 1,020,500 1,313,000
Kunlun Energy Co., Ltd., Class
A 4,910,000 4,734,866
Lee & Man Chemical Co., Ltd. 130,000 68,726
#Lee & Man Paper
Manufacturing, Ltd., Class H 949,000 315,527
#LK Technology Holdings, Ltd. 935,000 376,382
#*Nine Dragons Paper
Holdings, Ltd., Class A 1,954,000 1,075,322
*Peking University Resources
Holdings Co., Ltd., Class A 504,000 10,401
Pou Sheng International
Holdings, Ltd., Class A 2,377,000 151,401
*Powerwin Tech Group, Ltd. 204,000 72,504
Prinx Chengshan Holdings,
Ltd. 138,500 137,618
*Productive Technologies Co.,
Ltd. 862,000 23,389
*Shanghai Industrial Urban
Development Group, Ltd.,
Class A 856,000 37,075
#Shenzhen International
Holdings, Ltd. 2,251,108 2,253,976
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 118
Shougang Century Holdings,
Ltd. 172,000 11,832
Sinofert Holdings, Ltd., Class A 3,970,000 718,140
*Skyworth Group, Ltd. 92,000 36,214
SSY Group, Ltd. 2,244,000 889,024
Symphony Holdings, Ltd. 90,000 11,924
TCL Electronics Holdings, Ltd.,
Class A 1,639,000 2,121,304
Ten Pao Group Holdings, Ltd. 112,000 27,964
Tiande Chemical Holdings,
Ltd. 376,000 57,478
Time Interconnect Technology,
Ltd. 523,000 624,269
Tomson Group, Ltd. 205,481 84,287
Tongguan Gold Group, Ltd.,
Class A 306,000 70,556
ΩTopsports International
Holdings, Ltd. 3,622,000 1,462,642
Towngas Smart Energy Co.,
Ltd., Class F 706,262 359,879
Truly International Holdings,
Ltd. 2,340,000 351,745
Wasion Holdings, Ltd., Class A 834,000 905,182

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
HONG KONG — (Continued)
Wuling Motors Holdings, Ltd.,
Class A 1,560,000 $ 95,388
Yuexiu Transport
Infrastructure, Ltd., Class A 640,000 311,440
#Zhongyu Energy Holdings,
Ltd., Class A 435,000 213,898
TOTAL HONG KONG 170,218,797
HUNGARY — (0.2%)
*4iG Nyrt, Class A 8,873 46,598
ANY Security Printing Co. 96 2,210
Magyar Telekom
Telecommunications PLC 301,476 1,503,840
MOL Hungarian Oil & Gas PLC 302,550 2,642,394
Opus Global Nyrt 92,046 151,293
OTP Bank Nyrt, Class A 82,520 6,734,489
Richter Gedeon Nyrt 21,037 633,724
TOTAL HUNGARY 11,714,548
INDIA — (18.3%)
360 ONE WAM, Ltd., Class A 110,978 1,333,655
3M India, Ltd. 1,520 533,656
*5Paisa Capital, Ltd. 6,498 28,577
Aarti Drugs, Ltd. 34,792 201,268
Aarti Industries, Ltd. 13,673 65,564
Aarti Pharmalabs, Ltd. 50,489 525,185
ABB India, Ltd. 18,861 1,186,365
ACC, Ltd., Class A 31,395 640,955
Accelya Solutions India, Ltd. 2,661 42,094
Action Construction
Equipment, Ltd. 33,208 429,322
*Adani Energy Solutions, Ltd. 133,217 1,229,385
Adani Enterprises, Ltd. 2,358 65,430
*Adani Green Energy, Ltd. 43,880 493,256
Adani Ports & Special
Economic Zone, Ltd. 222,725 3,491,188
*Adani Power, Ltd. 423,815 2,845,310
Adani Total Gas, Ltd. 6,326 43,625
ADF Foods, Ltd. 48,580 136,203
*Aditya Birla Fashion and
Retail, Ltd. 325,241 270,555
*Aditya Birla Lifestyle Brands,
Ltd. 325,241 532,794
Aditya Birla Real Estate, Ltd. 61,183 1,316,361
Advanced Enzyme
Technologies, Ltd., Class F 45,377 181,666
*Advent Hotels International
Pvt, Ltd. 24,639 87,953
Aegis Logistics, Ltd. 139,772 1,148,349
*Aether Industries, Ltd. 10,536 92,245
*Affle 3i, Ltd. 16,027 358,234
Agarwal Industrial Corp., Ltd. 6,980 78,474
AGI Greenpac, Ltd. 28,896 317,597
Ahluwalia Contracts India, Ltd. 16,051 187,393
AIA Engineering, Ltd. 34,520 1,234,462
Ajanta Pharma, Ltd. 34,969 1,098,346
Ajmera Realty & Infra India,
Ltd. 17,087 174,969
Akzo Nobel India, Ltd. 9,156 394,194
Alembic Pharmaceuticals, Ltd. 38,323 427,815
Shares Value
INDIA — (Continued)
Alembic, Ltd. 101,475 $ 129,881
Alicon Castalloy, Ltd. 1,846 19,225
Alkem Laboratories, Ltd. 18,655 1,071,421
Alkyl Amines Chemicals, Class
A 7,336 196,651
*Allcargo Gati, Ltd. 15,894 11,776
Allied Digital Services, Ltd. 21,023 38,068
Amara Raja Energy & Mobility,
Ltd., Class F 255,896 2,814,896
*Amber Enterprises India, Ltd. 31,749 2,886,264
Ambika Cotton Mills, Ltd. 3,193 56,797
Ambuja Cements, Ltd. 179,310 1,213,225
Amrutanjan Health Care, Ltd. 9,555 72,013
Anant Raj, Ltd. 164,668 1,061,334
Andhra Paper, Ltd. 40,326 35,447
Andhra Sugars, Ltd. (The) 28,691 25,465
Angel One, Ltd., Class A 86,771 2,576,323
Ω*Antony Waste Handling
Cell, Ltd., Class A 11,235 78,697
Anup Engineering, Ltd. (The) 8,764 264,655
Anupam Rasayan India, Ltd. 18,022 233,178
Apar Industries, Ltd., Class A 24,834 2,525,251
Apcotex Industries, Ltd., Class
A 9,875 48,192
APL Apollo Tubes, Ltd. 136,889 2,502,167
Apollo Hospitals Enterprise,
Ltd., Class A 74,954 6,415,675
Apollo Tyres, Ltd. 483,771 2,483,504
Aptech, Ltd. 5,358 7,974
Artemis Medicare Services,
Ltd. 16,459 44,915
Arvind Fashions, Ltd. 91,659 583,079
Arvind SmartSpaces, Ltd. 12,088 85,956
Arvind, Ltd. 233,789 843,494
Asahi India Glass, Ltd. 59,986 575,251
*Ashapura Minechem, Ltd. 53,221 336,889
Ashiana Housing, Ltd. 20,119 72,668
Ashok Leyland, Ltd. 3,813,608 5,269,907
*Ashoka Buildcon, Ltd., Class
A 483,429 1,110,964
*Asian Granito India, Ltd. 65,477 43,936
Asian Paints, Ltd., Class F 82,495 2,256,496
Associated Alcohols &
Breweries, Ltd. 3,453 40,715
ΩAster DM Healthcare, Ltd. 217,829 1,504,185
Astra Microwave Products, Ltd. 72,168 790,564
Astral, Ltd. 7,465 119,408
AstraZeneca Pharma India,
Ltd. 3,994 418,829
Atul, Ltd. 7,009 530,403
ΩAU Small Finance Bank, Ltd. 217,443 1,840,597
AurionPro Solutions, Ltd.,
Class A 7,892 122,787
Aurobindo Pharma, Ltd., Class
A 215,905 2,809,270
Automotive Axles, Ltd. 5,690 122,031
Avadh Sugar & Energy, Ltd. 20,772 109,600
Avantel, Ltd. 59,068 85,933
Avanti Feeds, Ltd., Class A 103,367 803,702

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Ω*Avenue Supermarts, Ltd. 11,646 $ 567,339
*AWL Agri Business, Ltd. 117,345 351,236
Axis Bank, Ltd. 1,462,787 17,840,912
*AXISCADES Technologies,
Ltd. 6,941 105,020
Bajaj Auto, Ltd. 30,796 2,815,273
*Bajaj Consumer Care, Ltd. 13,087 33,342
Bajaj Finserv, Ltd. 127,335 2,831,645
*Bajaj Hindusthan Sugar, Ltd. 185,993 49,556
Balkrishna Industries, Ltd. 46,375 1,416,787
Balmer Lawrie & Co., Ltd. 29,296 70,352
Balrampur Chini Mills, Ltd. 269,461 1,805,814
Balu Forge Industries, Ltd. 3,972 28,004
Banco Products India, Ltd. 84,404 570,217
ΩBandhan Bank, Ltd. 610,821 1,172,012
Bank of Baroda, Class A 552,743 1,500,946
Bank of India, Class A 90,376 114,911
Bank of Maharashtra, Class A 790,238 505,904
Bannari Amman Sugars, Ltd.,
Class F 435 18,663
BASF India, Ltd. 12,645 720,891
Bata India, Ltd. 53,499 727,560
Bayer CropScience, Ltd. 12,034 868,562
BCL Industries, Ltd. 77,151 38,735
BEML, Ltd. 26,820 1,212,643
Berger Paints India, Ltd.,
Class A 85,244 549,715
*BF Utilities, Ltd., Class R 17,692 151,303
Bhansali Engineering
Polymers, Ltd. 116,893 154,138
Bharat Bijlee, Ltd. 2,502 85,103
Bharat Dynamics, Ltd. 375,026 6,931,230
Bharat Electronics, Ltd. 1,688,253 7,383,321
Bharat Forge, Ltd. 228,732 3,052,676
Bharat Heavy Electricals, Ltd. 596,173 1,622,825
Bharat Petroleum Corp., Ltd. 559,665 2,103,885
Bharat Rasayan, Ltd. 732 92,462
*Bharat Wire Ropes, Ltd. 43,115 91,955
Bharti Airtel, Ltd. 1,401,963 30,637,170
Biocon, Ltd. 270,187 1,207,223
Birla Corp., Ltd. 23,855 368,042
BirlaNu, Ltd. 2,601 68,390
Birlasoft, Ltd. 707,095 3,160,179
*BL Kashyap & Sons, Ltd. 14,475 13,056
*Black Box, Ltd., Class A 41,053 238,495
Bliss GVS Pharma, Ltd., Class
A 35,373 71,203
Blue Dart Express, Ltd. 3,786 259,059
Blue Star, Ltd., Class A 80,280 1,592,884
*Bluspring Enterprises, Ltd. 67,930 67,915
Bombay Burmah Trading Co. 30,448 659,299
Bombay Dyeing &
Manufacturing Co., Ltd. 15,593 30,400
*Borosil Renewables, Ltd. 15,962 111,790
*Borosil Scientific, Ltd. 33 62
*Borosil, Ltd. 29,158 109,943
Bosch, Ltd. 814 375,272
Brigade Enterprises, Ltd.,
Class A 100,622 1,157,629
Shares Value
INDIA — (Continued)
*Brightcom Group, Ltd. 1,900,061 $ 294,557
Britannia Industries, Ltd.,
Class A 55,587 3,662,068
BSE, Ltd., Class A 177,759 4,925,780
*Camlin Fine Sciences, Ltd. 29,084 88,797
Campus Activewear, Ltd. 71,414 217,954
Canara Bank, Class A 1,766,172 2,162,382
Cantabil Retail India, Ltd. 20,774 63,105
*Capacit'e Infraprojects, Ltd. 119,639 418,811
Caplin Point Laboratories, Ltd.,
Class F 29,339 692,089
Carborundum Universal, Ltd. 45,873 487,329
Care Ratings, Ltd. 12,838 248,659
*Cartrade Tech, Ltd. 83,476 2,083,595
Carysil, Ltd., Class A 13,529 136,937
Castrol India, Ltd. 573,211 1,427,224
CCL Products India, Ltd. 97,590 950,124
CE Info Systems, Ltd. 11,515 236,876
Ceat, Ltd., Class A 60,381 2,283,827
Cello World, Ltd. 10,296 69,916
Central Depository Services
India, Ltd., Class F 157,561 2,663,466
Century Enka, Ltd. 13,328 78,767
Century Plyboards India, Ltd. 33,643 280,938
Cera Sanitaryware, Ltd. 4,476 334,427
CESC, Ltd., Class A 391,996 758,541
CG Power & Industrial
Solutions, Ltd., Class A 330,541 2,496,828
*Chalet Hotels, Ltd. 15,583 161,854
Chambal Fertilisers and
Chemicals, Ltd. 504,078 2,962,939
*Chemplast Sanmar, Ltd. 30,739 146,276
Chennai Petroleum Corp., Ltd. 17,741 138,254
*Choice International, Ltd. 55,466 482,612
CIE Automotive India, Ltd. 143,951 660,853
*Cigniti Technologies, Ltd. 16,056 303,657
Cipla, Ltd. 339,259 6,020,771
City Union Bank, Ltd. 730,571 1,787,089
Clean Science & Technology,
Ltd. 20,865 291,138
CMS Info Systems, Ltd., Class
A 391,430 2,047,887
Coal India, Ltd. 493,141 2,118,679
ΩCochin Shipyard, Ltd., Class
A 81,216 1,641,773
Coforge, Ltd. 421,930 8,420,417
*Cohance Lifesciences, Ltd. 60,559 690,251
Colgate-Palmolive India, Ltd.,
Class F 108,492 2,780,828
Computer Age Management
Services, Ltd. 79,059 3,372,510
Confidence Petroleum India,
Ltd. 19,896 11,815
Container Corp. of India, Ltd.,
Class A 87,174 575,396
Control Print, Ltd., Class A 9,569 82,845
Coromandel International, Ltd.,
Class A 110,337 3,390,014
Cosmo First, Ltd. 12,033 139,783

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Craftsman Automation, Ltd. 6,129 $ 472,415
CRISIL, Ltd. 4,721 285,851
Crompton Greaves Consumer
Electricals, Ltd., Class H 819,297 3,020,967
*CSB Bank, Ltd., Class H 82,589 396,169
Cummins India, Ltd. 53,088 2,154,761
*Cupid, Ltd. 66,274 114,158
Cyient, Ltd. 87,081 1,198,474
Ω*D P Abhushan, Ltd. 4,839 91,810
Dabur India, Ltd. 180,903 1,092,455
Dalmia Bharat Sugar &
Industries, Ltd. 17,093 72,032
Dalmia Bharat, Ltd. 35,598 908,453
Datamatics Global Services,
Ltd., Class H 22,669 253,749
DB Corp., Ltd. 60,540 186,426
DCB Bank, Ltd. 278,173 427,332
DCM Shriram Industries, Ltd. 44,186 85,004
DCM Shriram, Ltd. 24,915 406,609
*DCW, Ltd. 294,160 257,897
Deep Industries, Ltd. 17,553 95,711
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 117,104 2,137,312
Deepak Nitrite, Ltd., Class A 110,422 2,319,904
*Delhivery, Ltd. 265,796 1,290,312
*Devyani International, Ltd. 59,982 111,680
*Dhanlaxmi Bank, Ltd. 305,401 94,132
Dhanuka Agritech, Ltd. 13,680 298,309
*Digitide Solutions, Ltd. 67,930 180,366
ΩDilip Buildcon, Ltd. 47,881 262,967
*Dishman Carbogen Amcis,
Ltd. 65,891 191,245
Divi's Laboratories, Ltd. 28,922 2,177,600
Dixon Technologies India, Ltd. 37,197 7,151,183
DLF, Ltd. 169,644 1,518,781
D-Link India, Ltd. 9,396 55,025
Dodla Dairy, Ltd., Class A 17,458 253,483
Dollar Industries, Ltd. 12,720 55,273
ΩDr. Lal PathLabs, Ltd. 32,228 1,159,231
Dr. Reddy's Laboratories, Ltd. 179,745 2,606,545
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 345,708 4,915,968
Dwarikesh Sugar Industries,
Ltd. 35,003 16,966
Dynacons Systems &
Solutions Ltd, Class H 4,254 48,543
Dynamatic Technologies, Ltd. 8 605
Ω*E2E Networks, Ltd. 531 12,602
eClerx Services, Ltd. 27,580 1,186,083
Eicher Motors, Ltd. 61,703 3,851,914
*EID Parry India, Ltd. 128,760 1,813,102
EIH Associated Hotels 16,010 70,739
EIH, Ltd. 175,271 751,315
Eimco Elecon India, Ltd.,
Class A 2,164 55,716
Elecon Engineering Co., Ltd.,
Class A 130,497 849,509
Electrosteel Castings, Ltd. 539,766 683,652
Elgi Equipments, Ltd. 132,742 861,244
Shares Value
INDIA — (Continued)
Emami, Ltd. 173,603 $ 1,190,367
*Embassy Developments, Ltd. 777,225 935,700
eMudhra, Ltd. 2,412 21,375
ΩEndurance Technologies,
Ltd. 39,227 1,142,659
Engineers India, Ltd. 454,008 1,108,034
Epigral, Ltd. 17,278 398,268
EPL, Ltd. 252,389 642,391
ΩEquitas Small Finance Bank,
Ltd., Class A 544,314 368,225
ΩEris Lifesciences, Ltd. 24,170 496,347
ESAB India, Ltd. 3,906 237,596
Escorts Kubota, Ltd. 94,693 3,631,247
*Eternal, Ltd. 949,434 3,336,073
*Eureka Forbes, Ltd. 29,025 184,938
Eveready Industries India, Ltd. 42,831 206,653
Everest Industries, Ltd. 1,156 7,235
Everest Kanto Cylinder, Ltd. 36,727 53,993
Exide Industries, Ltd., Class F 421,129 1,847,514
Expleo Solutions, Ltd., Class A 5,188 71,520
FDC, Ltd. 36,892 201,877
Federal Bank, Ltd. 2,686,846 6,208,973
*Federal-Mogul Goetze India,
Ltd. 17,153 112,593
FIEM Industries, Ltd. 18,852 413,997
Filatex India, Ltd. 54,492 34,450
Fine Organic Industries, Ltd. 8,121 491,606
Fineotex Chemical, Ltd. 30,141 89,753
*Fino Payments Bank, Ltd. 27,070 82,818
Finolex Cables, Ltd. 74,755 753,918
Finolex Industries, Ltd. 164,615 387,602
Firstsource Solutions, Ltd. 778,012 3,034,823
Force Motors, Ltd. 11,773 2,277,221
Fortis Healthcare, Ltd., Class A 554,083 5,423,576
*FSN E-Commerce Ventures,
Ltd. 276,101 660,698
G R Infraprojects, Ltd. 13,209 183,692
Gabriel India, Ltd. 83,895 993,394
GAIL India, Ltd. 1,526,396 3,096,049
Galaxy Surfactants, Ltd. 10,137 308,500
*Ganesh Benzoplast, Ltd.,
Class H 46,764 50,245
Ganesh Housing Corp., Ltd. 31,157 318,048
Ganesha Ecosphere, Ltd.,
Class H 11,108 188,293
Garware Hi-Tech Films, Ltd. 7,839 309,502
Garware Technical Fibres, Ltd. 26,475 271,614
Gateway Distriparks, Ltd. 56,318 45,544
GE Vernova T&D India, Ltd. 61,646 1,918,935
*Genesys International Corp.,
Ltd. 21,092 144,552
Genus Power Infrastructures,
Ltd. 9,074 36,913
Geojit Financial Services, Ltd.,
Class A 139,804 116,585
GHCL Textiles, Ltd. 78,286 78,627
GHCL, Ltd. 91,962 626,526
Gillette India, Ltd., Class A 7,363 910,554
ΩGland Pharma, Ltd., Class A 23,805 561,110

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
GlaxoSmithKline
Pharmaceuticals, Ltd. 25,279 $ 912,654
Glenmark Pharmaceuticals,
Ltd. 162,790 3,965,926
*Global Health, Ltd. 62,245 931,699
Globus Spirits, Ltd. 15,657 228,987
GMM Pfaudler, Ltd. 31,321 501,644
*GMR Airports, Ltd. 902,482 927,839
GNA Axles, Ltd. 20,331 70,823
*Go Fashion India, Ltd. 7,913 74,393
Godawari Power and Ispat,
Ltd. 522,138 1,157,482
Godfrey Phillips India, Ltd. 14,181 1,474,861
ΩGodrej Agrovet, Ltd. 37,293 360,674
Godrej Consumer Products,
Ltd. 137,161 1,971,326
*Godrej Industries, Ltd., Class
A 29,835 390,790
*Godrej Properties, Ltd., Class
A 41,583 998,244
*Gokul Agro Resources, Ltd. 42,159 149,893
Goldiam International, Ltd. 51,858 202,729
Goodluck India, Ltd., Class A 17,785 224,590
Goodyear India, Ltd. 847 9,486
Granules India, Ltd. 278,011 1,507,184
Graphite India, Ltd. 130,692 854,508
Grasim Industries, Ltd. 104,939 3,290,052
Grauer & Weil India, Ltd. 472 543
Gravita India, Ltd. 23,007 492,057
Great Eastern Shipping Co.,
Ltd. (The) 175,043 1,878,142
Greaves Cotton, Ltd., Class A 169,937 438,836
Greenlam Industries, Ltd. 37,834 101,333
Greenpanel Industries, Ltd. 52,823 177,195
Greenply Industries, Ltd. 74,016 272,410
Grindwell Norton, Ltd., Class A 14,662 257,827
GRP, Ltd., Class B 197 5,292
Gufic Biosciences, Ltd. 19,176 86,928
Gujarat Alkalies & Chemicals,
Ltd. 17,895 118,811
Gujarat Ambuja Exports, Ltd. 162,053 203,975
Gujarat Fluorochemicals, Ltd. 34,676 1,422,686
Gujarat Gas, Ltd. 83,055 417,651
Gujarat Industries Power Co.,
Ltd. 16,605 38,073
Gujarat Mineral Development
Corp., Ltd. 89,848 403,911
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 251,452 1,552,365
Gujarat Pipavav Port, Ltd. 440,405 795,505
Gujarat State Petronet, Ltd. 388,803 1,399,223
Gulf Oil Lubricants India, Ltd. 22,787 314,444
Happiest Minds Technologies,
Ltd. 43,989 304,864
ΩHarsha Engineers
International, Ltd. 13,873 65,708
Hatsun Agro Product, Ltd. 33,929 354,710
Havells India, Ltd. 110,690 1,896,162
HBL Engineering, Ltd. 149,373 1,001,291
Shares Value
INDIA — (Continued)
HCL Technologies, Ltd. 454,468 $ 7,615,560
ΩHDFC Asset Management
Co., Ltd., Class A 68,967 4,448,278
HDFC Bank, Ltd. 520,181 11,984,524
HDFC Bank, Ltd., Sponsored
ADR 409,591 31,444,301
ΩHDFC Life Insurance Co.,
Ltd. 99,811 860,825
*HealthCare Global
Enterprises, Ltd. 38,408 272,740
HEG, Ltd. 210,117 1,374,655
HeidelbergCement India, Ltd.,
Class A 67,725 164,599
Heritage Foods, Ltd. 81,944 449,108
Hero MotoCorp, Ltd., Class A 134,999 6,566,192
Hester Biosciences, Ltd. 378 8,411
*Heubach Colorants India, Ltd. 10,592 71,376
HFCL, Ltd. 1,155,164 996,541
HG Infra Engineering, Ltd.,
Class A 21,139 250,607
Hikal, Ltd. 42,189 155,610
Himadri Speciality Chemical,
Ltd. 289,511 1,563,415
Himatsingka Seide, Ltd. 135,005 214,809
Hindalco Industries, Ltd., Class
H 847,488 6,608,276
Hindustan Aeronautics, Ltd. 112,207 5,807,564
*Hindustan Construction Co.,
Ltd. 112,787 33,502
Hindustan Copper, Ltd. 544,150 1,511,653
*Hindustan Foods, Ltd. 29,468 185,776
*Hindustan Oil Exploration
Co., Ltd. 56,665 107,581
Hindustan Petroleum Corp.,
Ltd. 599,749 2,864,938
Hindustan Unilever, Ltd. 158,338 4,557,163
Hindware Home Innovation,
Ltd., Class H 6,104 18,473
Hitachi Energy India, Ltd.,
Class A 5,859 1,344,044
HI-Tech Pipes, Ltd., Class A 95,404 98,172
Honda India Power Products,
Ltd. 2,496 82,138
HPL Electric & Power, Ltd. 16,356 106,717
*Hubtown, Ltd. 34,686 132,846
Huhtamaki India, Ltd. 5,598 14,073
ICICI Bank, Ltd. 441,907 7,473,178
ICICI Bank, Ltd., Sponsored
ADR 1,091,706 36,790,492
ΩICICI Lombard General
Insurance Co., Ltd. 86,768 1,908,725
ΩICICI Prudential Life
Insurance Co., Ltd. 30,570 214,953
ICRA, Ltd. 1,380 104,415
IDFC First Bank, Ltd. 3,952,163 3,102,222
*IFB Industries, Ltd., Class A 8,354 125,932
IFGL Refractories, Ltd., Class
A 3,467 9,253
IIFL Capital Services, Ltd. 217,118 787,560

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
*Imagicaaworld Entertainment,
Ltd. 104,291 $ 75,862
*India Cements, Ltd. (The) 80,473 339,075
*India Glycols, Ltd. 18,976 370,904
India Nippon Electricals, Ltd. 5,796 50,415
India Power Corp., Ltd. 190,231 27,666
ΩIndiaMart InterMesh, Ltd. 17,810 526,419
Indian Bank 308,032 2,186,144
ΩIndian Energy Exchange,
Ltd. 687,429 1,061,763
Indian Hotels Co., Ltd. (The) 357,266 3,021,102
Indian Hume Pipe Co., Ltd.
(The) 9,967 46,599
Indian Metals & Ferro Alloys,
Ltd. 23,177 193,263
Indian Oil Corp., Ltd. 791,641 1,315,986
Indian Railway Catering &
Tourism Corp., Ltd. 74,343 616,182
Indigo Paints, Ltd. 8,687 119,002
Indo Count Industries, Ltd. 122,113 378,263
*Indo Tech Transformers, Ltd. 2,159 40,980
Indoco Remedies, Ltd. 36,990 134,217
Indraprastha Gas, Ltd. 420,070 983,294
Indraprastha Medical Corp.,
Ltd. 83,714 449,157
*Indus Towers, Ltd. 1,198,407 4,966,072
*IndusInd Bank, Ltd., Class H 46,920 427,910
Infibeam Avenues, Ltd. 1,652,099 295,534
*Infibeam Avenues, Ltd. 414,571 43,824
Info Edge India, Ltd. 183,286 2,913,159
Infosys, Ltd. 1,182,132 20,363,729
#Infosys, Ltd., Sponsored ADR 881,148 14,732,795
Ingersoll Rand India, Ltd.,
Class A 6,985 308,094
*Inox Green Energy Services,
Ltd. 89,775 169,171
*Inox Wind, Ltd. 424,441 730,378
Insecticides India, Ltd., Class
A 3,991 48,856
Intellect Design Arena, Ltd. 153,127 1,787,556
Ω*InterGlobe Aviation, Ltd. 73,159 4,936,215
IOL Chemicals and
Pharmaceuticals, Ltd. 147,155 173,296
ION Exchange India, Ltd. 70,436 374,056
Ipca Laboratories, Ltd. 112,897 1,899,558
IRB Infrastructure Developers,
Ltd. 934,004 480,550
ΩIRCON International, Ltd.,
Class A 259,874 526,163
ISGEC Heavy Engineering,
Ltd. 22,331 278,173
*ITC Hotels, Ltd. 145,081 381,671
ITC, Ltd., Class A 1,616,630 7,602,514
J Kumar Infraprojects, Ltd.,
Class A 61,217 492,154
Jagran Prakashan, Ltd. 56,888 47,401
*Jai Balaji Industries, Ltd. 19,302 24,749
*Jain Irrigation Systems, Ltd. 445,415 260,338
Shares Value
INDIA — (Continued)
*Jaiprakash Power Ventures,
Ltd. 3,234,207 $ 775,335
Jammu & Kashmir Bank, Ltd.
(The), Class A 853,681 1,014,686
Jamna Auto Industries, Ltd.,
Class A 145,837 152,715
Jash Engineering, Ltd. 26,631 177,163
JB Chemicals &
Pharmaceuticals, Ltd. 74,770 1,510,188
JBM Auto, Ltd. 35,631 259,752
Jindal Drilling & Industries, Ltd. 11,951 88,208
Jindal Poly Films, Ltd. 6,577 43,513
Jindal Saw, Ltd. 468,618 1,125,716
Jindal Stainless, Ltd. 295,205 2,339,095
Jindal Steel & Power, Ltd.,
Class A 284,276 3,131,624
Jindal Worldwide, Ltd., Class A 41,140 19,218
*JITF Infralogistics, Ltd., Class
A 9,258 37,085
JK Cement, Ltd. 64,993 4,940,577
JK Lakshmi Cement, Ltd. 84,970 942,201
JK Paper, Ltd. 87,763 359,473
JK Tyre & Industries, Ltd.,
Class A 184,141 704,307
JSW Energy, Ltd. 127,307 748,521
JSW Steel, Ltd. 374,410 4,480,589
JTEKT India, Ltd. 67,382 99,213
Jubilant Foodworks, Ltd. 487,428 3,647,416
Jubilant Ingrevia, Ltd. 129,353 1,155,777
Jubilant Pharmova, Ltd., Class
A 69,240 943,843
Jupiter Wagons, Ltd., Class A 45,373 176,936
Jyothy Labs, Ltd. 73,202 277,770
*Jyoti Structures, Ltd. 724,634 139,304
Kajaria Ceramics, Ltd. 8,257 110,943
Kalpataru Projects
International, Ltd. 140,842 1,844,799
Kalyan Jewellers India, Ltd. 166,135 1,127,876
Kalyani Steels, Ltd. 25,516 259,256
Kansai Nerolac Paints, Ltd. 158,386 442,800
Karnataka Bank, Ltd. (The) 673,361 1,388,712
Karur Vysya Bank, Ltd. (The) 1,326,343 3,991,199
Kaveri Seed Co., Ltd. 32,194 407,907
*Kaynes Technology India, Ltd. 3,123 220,039
KCP, Ltd. (The) 69,932 162,059
KDDL, Ltd., Class A 4,582 141,165
KEC International, Ltd., Class
A 112,045 1,101,919
KEI Industries, Ltd. 76,346 3,350,382
*Kellton Tech Solutions, Ltd. 506,770 164,760
Kennametal India, Ltd. 533 13,177
*Kesoram Industries, Ltd. 80,827 4,983
Keystone Realtors, Ltd. 7,861 55,768
Kfin Technologies, Ltd. 15,948 197,150
*Kiri Industries, Ltd. 78,423 490,688
Kirloskar Brothers, Ltd. 26,530 596,903
Kirloskar Ferrous Industries,
Ltd. 19,820 137,712
Kirloskar Industries, Ltd. 1,052 51,746

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Kirloskar Oil Engines, Ltd. 157,654 $ 1,627,315
Kirloskar Pneumatic Co., Ltd. 21,555 324,585
Kitex Garments, Ltd. 50,750 131,685
KNR Constructions, Ltd. 306,080 747,566
Kolte-Patil Developers, Ltd. 25,809 122,285
Kopran, Ltd. 18,509 34,041
Kotak Mahindra Bank, Ltd.,
Class A 266,256 6,013,946
Kovai Medical Center and
Hospital, Ltd., Class A 359 25,603
ΩKPI Green Energy, Ltd. 46,445 271,861
KPIT Technologies, Ltd. 249,485 3,492,840
KPR Mill, Ltd. 41,045 534,155
KRBL, Ltd. 66,625 292,553
Ω*Krishna Institute of Medical
Sciences, Ltd. 146,430 1,255,705
Krsnaa Diagnostics, Ltd.,
Class F 22,253 218,824
KSB, Ltd. 36,468 349,115
ΩL&T Technology Services,
Ltd., Class A 12,176 598,829
LA Opala RG, Ltd. 20,168 63,567
Larsen & Toubro, Ltd. 221,849 9,209,651
*Latent View Analytics, Ltd.,
Class H 19,791 92,630
ΩLaurus Labs, Ltd. 505,278 5,043,335
Laxmi Organic Industries, Ltd.,
Class A 56,944 132,689
Ω*Lemon Tree Hotels, Ltd. 532,969 911,354
LG Balakrishnan & Bros, Ltd. 27,427 394,441
Lincoln Pharmaceuticals, Ltd. 10,298 62,712
Linde India, Ltd. 5,352 401,620
*Lloyds Engineering Works,
Ltd. 149,424 90,048
Lloyds Engineering Works, Ltd. 564,493 463,200
Lloyds Metals & Energy, Ltd. 39,774 683,205
LMW, Ltd. 1,501 258,892
ΩLodha Developers, Ltd. 32,285 453,913
LT Foods, Ltd. 247,081 1,372,081
ΩLTIMindtree, Ltd. 48,339 2,817,608
Lumax Auto Technologies, Ltd. 41,425 521,083
Lumax Industries, Ltd. 2,923 130,112
Lupin, Ltd., Class A 141,118 3,107,701
LUX Industries, Ltd., Class A 5,236 82,426
Madhya Bharat Agro Products,
Ltd. 8,288 42,197
Mahanagar Gas, Ltd. 61,590 954,870
Maharashtra Seamless, Ltd. 69,864 558,880
Mahindra & Mahindra, Ltd. 631,452 23,089,415
*Mahindra Holidays & Resorts
India, Ltd. 25,311 102,994
ΩMahindra Logistics, Ltd. 16,499 63,294
*Man Industries India, Ltd. 34,599 176,750
Man Infraconstruction, Ltd. 143,326 285,314
Manali Petrochemicals, Ltd. 52,493 40,725
Mangalam Cement, Ltd., Class
A 10,351 83,890
Mangalore Refinery &
Petrochemicals, Ltd., Class A 40,463 58,252
Shares Value
INDIA — (Continued)
Mankind Pharma, Ltd. 29,848 $ 874,736
Manorama Industries, Ltd. 6,743 117,134
Marico, Ltd. 371,243 3,008,128
Marksans Pharma, Ltd., Class
A 365,887 950,025
Maruti Suzuki India, Ltd. 36,234 5,215,123
Mastek, Ltd., Class R 19,923 549,642
ΩMatrimony.com, Ltd. 10,795 65,479
*Max Estates, Ltd. 16,403 90,686
*Max Financial Services, Ltd. 26,801 459,356
Max Healthcare Institute, Ltd. 183,824 2,614,703
Mayur Uniquoters, Ltd. 20,477 129,304
Mazagon Dock Shipbuilders,
Ltd. 18,360 580,821
ΩMedi Assist Healthcare
Services, Ltd. 42,766 260,066
*Medplus Health Services, Ltd. 57,028 605,801
*Meghmani Organics, Ltd.,
Class A 133,279 150,869
Ω*Metropolis Healthcare, Ltd. 88,256 2,010,271
Minda Corp., Ltd. 111,542 635,773
ΩMishra Dhatu Nigam, Ltd. 21,186 95,568
MM Forgings, Ltd. 10,105 39,653
MOIL, Ltd. 171,879 672,516
Mold-Tek Packaging, Ltd. 10,688 101,245
Monte Carlo Fashions, Ltd.,
Class A 14,949 99,226
*Morepen Laboratories, Ltd. 569,358 379,902
Motherson Sumi Wiring India,
Ltd. 503,356 213,182
Mphasis, Ltd. 70,184 2,235,504
MPS, Ltd. 6,599 177,648
MRF, Ltd. 1,616 2,727,408
Mrs Bectors Food Specialities,
Ltd. 27,262 470,338
MSTC, Ltd. 13,587 74,148
Mukand, Ltd. 17,376 28,312
Narayana Hrudayalaya, Ltd.,
Class A 60,603 1,324,983
Natco Pharma, Ltd. 149,596 1,628,160
National Aluminium Co., Ltd.,
Class A 1,518,813 3,208,625
National Fertilizers, Ltd. 259,045 288,887
Nava, Ltd. 141,252 1,015,142
Ω*Navkar Corp., Ltd. 23,051 34,738
Navneet Education, Ltd. 100,730 171,232
*Nazara Technologies, Ltd. 26,413 407,478
NBCC India, Ltd., Class A 831,349 1,026,674
NCC, Ltd. 1,076,063 2,674,350
NCL Industries, Ltd. 35,896 89,983
NELCO, Ltd. 12,204 114,825
Neogen Chemicals, Ltd. 8,459 148,865
NESCO, Ltd. 25,524 401,688
Nestle India, Ltd. 184,057 4,722,726
Neuland Laboratories, Ltd.,
Class A 9,142 1,386,035
Newgen Software
Technologies, Ltd., Class A 65,325 633,050
NHPC, Ltd. 1,321,979 1,256,351

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
NIIT Learning Systems, Ltd. 78,595 $ 285,225
NIIT, Ltd. 129,460 170,857
Nilkamal, Ltd. 2,030 39,071
ΩNippon Life India Asset
Management, Ltd. 183,655 1,703,131
Nitin Spinners, Ltd. 45,009 188,953
NLC India, Ltd. 157,319 435,058
*NMDC Steel, Ltd. 36,206 15,115
NMDC, Ltd., Class H 3,597,433 2,907,145
NOCIL, Ltd. 62,258 131,931
NRB Bearings, Ltd., Class A 29,548 97,483
NTPC, Ltd. 1,415,346 5,400,527
Nucleus Software Exports, Ltd. 5,939 73,269
*Nuvoco Vistas Corp., Ltd. 38,016 186,850
Oberoi Realty, Ltd. 70,385 1,309,774
Oil & Natural Gas Corp., Ltd. 791,256 2,176,888
Oil India, Ltd. 199,500 1,002,069
*One 97 Communications, Ltd. 122,002 1,517,178
*Onesource Specialty Pharma,
Ltd., Class H 52,638 1,186,175
*Optiemus Infracom, Ltd. 12,242 83,725
Oracle Financial Services
Software, Ltd. 15,887 1,537,035
*Orchid Pharma, Ltd., Class A 4,758 40,215
Orient Cement, Ltd. 111,681 315,261
Orient Electric, Ltd. 30,920 75,861
*Orient Green Power Co., Ltd.,
Class A 746,072 119,578
Oriental Hotels, Ltd. 42,780 70,232
Page Industries, Ltd. 5,133 2,859,813
*Pakka, Ltd. 18,326 40,881
*Panacea Biotec, Ltd. 20,923 96,293
Panama Petrochem, Ltd.,
Class A 38,759 159,197
ΩParag Milk Foods, Ltd. 60,242 169,134
*Paramount Communications,
Ltd. 49,798 31,772
Patanjali Foods, Ltd. 24,081 515,082
*Patel Engineering, Ltd. 414,292 175,840
*PB Fintech, Ltd. 29,885 618,212
*PC Jeweller, Ltd. 3,044,195 543,862
PCBL CHEMICAL, Ltd. 354,867 1,596,114
PDS, Ltd. 33,843 136,340
Pearl Global Industries, Ltd. 17,122 290,707
*Pennar Industries, Ltd., Class
H 140,562 384,930
Persistent Systems, Ltd. 90,413 5,326,289
Petronet LNG, Ltd. 1,027,488 3,380,437
PG Electroplast, Ltd. 135,432 1,254,851
Phoenix Mills, Ltd. (The) 101,334 1,716,687
PI Industries, Ltd., Class H 41,562 2,016,877
Pidilite Industries, Ltd., Class A 58,700 1,923,056
Piramal Pharma, Ltd. 743,363 1,671,997
Pitti Engineering, Ltd. 15,328 165,146
PIX Transmissions, Ltd. 6,101 104,408
PNB Gilts, Ltd. 10,363 12,681
PNC Infratech, Ltd., Class A 85,690 306,473
Pokarna, Ltd., Class A 16,571 176,136
Poly Medicure, Ltd. 12,104 267,756
Shares Value
INDIA — (Continued)
Polycab India, Ltd. 22,402 $ 1,744,363
Polyplex Corp., Ltd., Class G 26,099 334,257
Power Grid Corp. of India, Ltd. 1,767,801 5,872,573
Power Mech Projects, Ltd. 26,186 934,339
Praj Industries, Ltd. 314,638 1,677,555
Prakash Industries, Ltd. 91,586 184,680
Prakash Pipes, Ltd., Class R 21,165 87,959
ΩPrataap Snacks, Ltd., Class
F 9,062 100,563
Precision Wires India, Ltd. 58,596 119,575
Prestige Estates Projects, Ltd. 92,713 1,721,459
*Pricol, Ltd., Class R 96,875 478,631
*Prime Focus, Ltd. 39,302 65,087
*Prism Johnson, Ltd. 48,490 84,820
Privi Speciality Chemicals, Ltd. 9,924 289,443
Procter & Gamble Health, Ltd. 6,124 412,152
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 908 142,307
*PSP Projects, Ltd. 11,986 103,210
Punjab National Bank 878,874 1,057,272
*Puravankara, Ltd. 33,118 109,582
*PVR Inox, Ltd., Class A 78,191 892,425
ΩQuess Corp., Ltd. 67,930 228,453
R Systems International, Ltd.,
Class F 9,497 45,328
Radico Khaitan, Ltd. 33,262 1,038,313
Raghav Productivity
Enhancers, Ltd. 1,782 12,894
Rail Vikas Nigam, Ltd. 76,410 303,682
Railtel Corp. of India, Ltd. 50,567 212,171
Rain Industries, Ltd. 241,468 432,802
Rajratan Global Wire, Ltd. 7,266 32,092
Rallis India, Ltd. 68,438 294,108
Ram Ratna Wires, Ltd. 6,801 60,352
*Rama Steel Tubes, Ltd. 620,109 77,586
Ramco Cements, Ltd. (The) 90,112 1,210,974
*Ramco Systems, Ltd., Class F 11,618 51,002
Ramkrishna Forgings, Ltd. 188,562 1,253,977
*Ramky Infrastructure, Ltd. 283 1,897
Rane Holdings, Ltd. 7,471 129,747
Rashtriya Chemicals &
Fertilizers, Ltd. 381,620 663,793
Ratnamani Metals & Tubes,
Ltd. 17,002 514,085
*RattanIndia Power, Ltd. 2,962,163 431,819
*Raymond Lifestyle, Ltd. 92,495 1,212,589
*Raymond Realty, Ltd. 115,619 910,183
*Raymond, Ltd., Class A 115,619 882,465
ΩRBL Bank, Ltd. 2,645,483 8,058,268
Redington, Ltd. 923,448 2,637,557
Redtape, Ltd. 132,432 194,841
*Refex Industries, Ltd. 27,640 136,609
Reliance Industrial
Infrastructure, Ltd. 5,349 53,027
Reliance Industries, Ltd. 815,957 12,949,311
ΩReliance Industries, Ltd.,
Class A, GDR 289,897 18,263,511
*Reliance Infrastructure, Ltd. 169,222 633,819
Reliance Power, Ltd. 6,053,675 3,644,005

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
*Religare Enterprises, Ltd.,
Class A 118,730 $ 365,425
Responsive Industries, Ltd. 25,693 64,333
*Restaurant Brands Asia, Ltd. 16,365 15,211
Rhi Magnesita India, Ltd.,
Class A 42,094 240,747
Rico Auto Industries, Ltd. 60,146 48,914
RITES, Ltd. 146,690 429,945
Rossari Biotech, Ltd. 15,974 128,578
RPG Life Sciences, Ltd. 4,521 123,916
*RPSG Ventures, Ltd. 17,789 202,850
Safari Industries India, Ltd. 19,529 467,766
*Sagar Cements, Ltd., Class F 44,007 122,413
Saksoft, Ltd. 27,156 65,147
Samvardhana Motherson
International, Ltd. 3,117,609 3,458,246
Sandhar Technologies, Ltd. 27,780 154,838
Sangam India, Ltd., Class A 13,540 66,990
*Sanghi Industries, Ltd. 62,962 47,661
Sanofi Consumer Healthcare
India, Ltd. 3,817 213,860
Sanofi India, Ltd., Class A 674 44,819
ΩSansera Engineering, Ltd. 45,053 686,708
*Sapphire Foods India, Ltd. 213,070 770,079
Sarda Energy & Minerals, Ltd. 106,164 542,341
Saregama India, Ltd. 33,751 186,211
Sasken Technologies, Ltd. 3,671 62,198
Savita Oil Technologies, Ltd. 16,919 77,460
SBI Cards & Payment
Services, Ltd. 128,755 1,186,738
ΩSBI Life Insurance Co., Ltd. 162,092 3,406,016
Schaeffler India, Ltd. 18,115 852,348
*Schneider Electric
Infrastructure, Ltd. 45,103 516,375
*SEAMEC, Ltd. 5,120 46,534
*Selan Exploration
Technology, Ltd. 5,971 40,785
Senco Gold, Ltd. 60,046 214,414
*SEPC, Ltd. 26,258 1,640
SEPC, Ltd. 832,591 111,394
*Sequent Scientific, Ltd. 47,590 93,427
Seshasayee Paper & Boards,
Ltd. 43,596 134,921
ΩSH Kelkar & Co., Ltd., Class
A 74,947 220,104
Shaily Engineering Plastics,
Ltd. 10,115 183,170
Shakti Pumps India, Ltd. 6,210 63,200
Shalby, Ltd. 11,659 27,902
Shankara Building Products,
Ltd. 11,643 154,498
Shanthi Gears, Ltd., Class A 11,927 75,552
Sharda Cropchem, Ltd. 26,234 340,673
Sharda Motor Industries, Ltd. 26,798 321,581
Share India Securities, Ltd. 3,129 6,287
*Sheela Foam, Ltd. 11,804 89,239
*Shilpa Medicare, Ltd. 53,162 539,062
Shipping Corp. of India, Ltd. 288,480 711,067
Shivalik Bimetal Controls, Ltd. 20,294 123,017
Shares Value
INDIA — (Continued)
*Shoppers Stop, Ltd. 12,734 $ 75,533
Shree Cement, Ltd., Class A 3,506 1,233,121
*Shree Renuka Sugars, Ltd. 347,627 119,171
Shriram Pistons & Rings, Ltd. 21,472 588,527
*Shriram Properties, Ltd. 68,540 70,787
Shyam Metalics & Energy, Ltd. 60,990 686,913
*Siemens Energy India, Ltd. 5,809 214,717
Siemens, Ltd., Class A 5,809 201,156
*SIS, Ltd., Class R 31,671 139,701
Siyaram Silk Mills, Ltd. 20,984 150,687
SJS Enterprises, Ltd. 31,193 436,993
SJVN, Ltd. 206,139 220,308
SKF India, Ltd. 9,998 559,325
Skipper, Ltd. 62,381 345,842
SML ISUZU, Ltd. 3,726 140,620
Snowman Logistics, Ltd.,
Class A 102,113 63,274
Sobha, Ltd. 53,861 983,592
Solar Industries India, Ltd. 16,176 2,625,868
*Solara Active Pharma
Sciences, Ltd. 15,170 111,153
Somany Ceramics, Ltd., Class
F 12,330 76,015
ΩSona Blw Precision Forgings,
Ltd. 29,383 150,791
Sonata Software, Ltd. 117,958 527,789
South Indian Bank, Ltd. (The) 2,594,929 880,096
*SP Apparels, Ltd. 12,260 115,184
SRF, Ltd. 147,725 5,127,952
*Star Cement, Ltd. 105,771 288,894
*Star Health & Allied Insurance
Co., Ltd. 77,781 394,815
State Bank of India, Class A 700,711 6,371,682
State Bank of India, Class A,
GDR 4,874 446,946
Steel Authority of India, Ltd.,
Class A 691,173 979,965
Steelcast, Ltd. 1,002 12,993
*Sterlite Technologies, Ltd. 132,828 181,822
*STL Networks, Ltd., Class A 190,014 56,094
Stove Kraft, Ltd. 12,912 87,585
Strides Pharma Science, Ltd. 105,277 1,050,502
*Stylam Industries, Ltd. 12,425 247,894
Styrenix Performance
Materials, Ltd. 9,021 299,345
Subros, Ltd. 29,997 292,817
Sudarshan Chemical
Industries, Ltd., Class A 58,477 958,409
Sumitomo Chemical India, Ltd. 78,764 583,276
Sun Pharmaceutical Industries,
Ltd. 205,460 4,003,009
Sun TV Network, Ltd. 125,872 808,768
Sundaram-Clayton, Ltd. 1,524 33,951
Sundram Fasteners, Ltd. 58,391 656,575
Sundrop Brands, Ltd. 4,702 43,325
Sunteck Realty, Ltd., Class A 61,500 275,841
Suprajit Engineering, Ltd. 84,551 442,837
Supreme Industries, Ltd. 33,992 1,671,258
Supreme Petrochem, Ltd. 58,662 526,492

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Supriya Lifescience, Ltd. 50,841 $ 383,780
Surya Roshni, Ltd. 147,130 555,189
*Suryoday Small Finance
Bank, Ltd. 20,436 29,490
Suyog Telematics, Ltd. 4,588 44,964
*Suzlon Energy, Ltd. 5,345,061 3,758,681
Swaraj Engines, Ltd. 3,899 186,692
Symphony, Ltd. 18,156 231,078
ΩSyngene International, Ltd. 239,710 1,953,829
TAJGVK Hotels & Resorts,
Ltd. 19,380 91,028
Talbros Automotive
Components, Ltd. 27,824 91,811
Tamil Nadu Newsprint &
Papers, Ltd. 3,658 6,704
Tamilnad Mercantile Bank,
Ltd., Class A 35,130 182,711
Tamilnadu Petroproducts, Ltd.,
Class A 30,953 35,031
*TARC, Ltd., Class A 20,669 43,609
Tarsons Products, Ltd. 7,879 32,893
Tasty Bite Eatables, Ltd. 392 50,970
Tata Chemicals, Ltd. 190,948 2,141,765
Tata Communications, Ltd. 62,655 1,233,591
Tata Consultancy Services,
Ltd. 388,658 13,473,670
Tata Consumer Products, Ltd. 139,812 1,712,881
Tata Elxsi, Ltd. 18,402 1,280,071
Tata Motors, Ltd. 1,275,140 9,693,968
Tata Power Co., Ltd. (The) 620,172 2,815,947
Tata Steel, Ltd. 5,993,870 10,806,910
TCPL Packaging, Ltd. 2,773 114,594
TD Power Systems, Ltd. 216,985 1,263,535
*TeamLease Services, Ltd. 568 11,896
Tech Mahindra, Ltd. 232,057 3,877,474
Techno Electric & Engineering
Co., Ltd. 42,788 711,336
Technocraft Industries India,
Ltd. 5,281 188,105
Tega Industries, Ltd. 10,704 232,901
ΩTejas Networks, Ltd. 5,213 34,727
Texmaco Rail & Engineering,
Ltd. 257,571 432,673
Thanga Mayil Jewellery, Ltd. 10,894 235,120
Thejo Engineering, Ltd. 838 22,572
Themis Medicare, Ltd. 19,445 23,860
*Thirumalai Chemicals, Ltd. 73,553 251,058
Thomas Cook India, Ltd.,
Class R 129,733 250,791
ΩThyrocare Technologies,
Ltd., Class A 13,969 211,436
Tilaknagar Industries, Ltd. 194,023 1,090,177
Time Technoplast, Ltd. 314,802 1,679,866
Timken India, Ltd. 30,056 1,138,747
Tips Music, Ltd., Class F 54,388 365,479
Titagarh Rail System, Ltd. 142,255 1,396,831
Titan Co., Ltd., Class A 169,762 6,486,900
Torrent Pharmaceuticals, Ltd. 52,495 2,242,395
Torrent Power, Ltd. 88,413 1,322,177
Shares Value
INDIA — (Continued)
TransIndia Real Estate, Ltd.,
Class H 17,062 $ 6,455
Transport Corp. of India, Ltd.,
Class H 25,469 341,045
Trent, Ltd. 77,544 4,442,024
Trident, Ltd. 995,904 340,954
Triveni Engineering &
Industries, Ltd., Class A 118,362 464,605
Triveni Turbine, Ltd. 141,605 968,780
TTK Healthcare, Ltd. 761 10,809
TTK Prestige, Ltd. 19,520 140,386
Tube Investments of India, Ltd. 116,561 3,779,904
TV Today Network, Ltd. 26,301 46,244
TVS Holdings, Ltd. 4,536 596,731
TVS Motor Co., Ltd. 177,789 5,686,488
TVS Srichakra, Ltd. 1,458 50,318
Uflex, Ltd. 27,461 185,443
ΩUjjivan Small Finance Bank,
Ltd. 1,390,337 702,638
UltraTech Cement, Ltd. 44,222 6,183,596
*Unichem Laboratories, Ltd. 22,884 162,868
Union Bank of India, Ltd. 1,204,896 1,801,318
United Breweries, Ltd. 3,578 79,469
United Spirits, Ltd. 125,413 1,918,732
Universal Cables, Ltd. 6,728 57,442
UNO Minda, Ltd. 150,891 1,793,837
UPL, Ltd. 274,093 2,202,162
UPL, Ltd. 17,149 100,977
*Urja Global, Ltd. 305,524 48,968
Usha Martin, Ltd. 345,214 1,488,264
UTI Asset Management Co.,
Ltd., Class A 65,372 992,385
*V2 Retail, Ltd. 12,039 255,351
VA Tech Wabag, Ltd. 100,322 1,816,014
Vadilal Industries, Ltd. 4,245 253,904
Vaibhav Global, Ltd. 51,562 134,040
Ω*Valiant Organics, Ltd. 7,784 31,425
*Valor Estate, Ltd. 246,390 521,195
Vardhman Special Steels, Ltd. 25,056 77,114
Vardhman Textiles, Ltd. 118,201 589,529
ΩVarroc Engineering, Ltd. 71,565 438,669
Varun Beverages, Ltd. 618,173 3,687,920
*Vascon Engineers, Ltd.,
Class A 23,545 14,493
Vedant Fashions, Ltd. 29,941 256,143
Vedanta, Ltd. 1,207,745 5,868,539
Veedol Corporation, Ltd. 6,073 115,188
Venky's India, Ltd. 7,204 124,312
ΩVenus Pipes & Tubes, Ltd.,
Class A 4,209 67,148
*Veranda Learning Solutions,
Ltd. 16,769 45,430
Vesuvius India, Ltd. 60,790 357,875
V-Guard Industries, Ltd. 160,802 701,316
Vidhi Specialty Food
Ingredients, Ltd. 4,253 19,908
Vijaya Diagnostic Centre, Ltd. 54,396 667,571
Vimta Labs, Ltd. 10,993 87,023
Vinati Organics, Ltd. 16,194 338,341

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDIA — (Continued)
Vindhya Telelinks, Ltd. 1,855 $ 33,736
Vintage Coffee And
Beverages, Ltd. 42,382 74,939
Vishnu Chemicals, Ltd., Class
A 23,967 155,801
*VL E-Governance & IT
Solutions, Ltd. 18,672 9,496
*V-Mart Retail, Ltd. 8,556 77,210
*Vodafone Idea, Ltd. 1,100,472 86,808
Voltamp Transformers, Ltd. 10,159 1,024,728
Voltas, Ltd. 122,463 1,856,124
VRL Logistics, Ltd. 44,748 317,174
VST Industries, Ltd. 70,933 228,673
VST Tillers Tractors, Ltd. 2,945 153,633
*Walchandnagar Industries,
Ltd. 23,056 52,374
*Websol Energy System, Ltd. 11,465 174,844
Welspun Corp., Ltd. 158,520 1,684,570
Welspun Enterprises, Ltd. 46,196 259,513
Welspun Living, Ltd., Class A 392,240 564,547
West Coast Paper Mills, Ltd.,
Class A 24,227 147,037
Westlife Foodworld, Ltd. 45,033 374,124
Wheels India, Ltd. 14,313 124,946
Whirlpool of India, Ltd. 25,000 380,884
Windlas Biotech, Ltd., Class A 3,570 40,308
Wipro, Ltd. 768,403 2,178,050
Wipro, Ltd., Sponsored ADR 174,639 475,018
*Wockhardt, Ltd., Class A 85,513 1,627,796
Wonderla Holidays, Ltd. 9,621 69,808
XPRO India, Ltd. 1,429 18,256
Yasho Industries, Ltd. 1,459 31,915
*Yes Bank, Ltd. 6,404,805 1,383,341
Yuken India, Ltd. 577 7,005
Zee Entertainment Enterprises,
Ltd. 857,060 1,156,363
*Zee Media Corp., Ltd. 455,136 69,051
Zen Technologies, Ltd. 42,417 708,945
Zensar Technologies, Ltd. 219,711 2,021,947
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 714 107,476
Zydus Lifesciences, Ltd. 82,748 916,098
Zydus Wellness, Ltd. 21,022 486,945
TOTAL INDIA 1,057,707,992
INDONESIA — (1.3%)
ABM Investama TBK PT 745,600 133,216
*Adhi Karya Persero TBK PT 3,951,400 58,112
Adi Sarana Armada TBK PT 2,165,900 111,882
AKR Corporindo TBK PT 7,160,400 583,102
*Alam Sutera Realty TBK PT 9,713,300 92,086
Alamtri Minerals Indonesia
TBK PT 5,113,900 344,967
Allo Bank Indonesia TBK PT 232,900 18,471
Aneka Tambang TBK, Class H 20,258,300 3,508,730
Arwana Citramulia TBK PT 4,613,400 164,013
Aspirasi Hidup Indonesia TBK
PT, Class A 9,342,700 266,853
Shares Value
INDONESIA — (Continued)
Astra Agro Lestari TBK PT 488,000 $ 201,665
Astra International TBK PT 12,020,900 3,725,712
Astra Otoparts TBK PT 770,900 100,725
Avia Avian TBK PT, Class H 8,035,900 222,690
*Bank Aladin Syariah TBK PT 300,100 14,590
Bank Amar Indonesia TBK PT 1,608,800 20,141
Bank BTPN Syariah TBK PT 2,971,700 254,640
Bank Central Asia TBK PT 20,708,400 10,413,978
*Bank Jago TBK PT 1,873,300 212,888
Bank Mandiri Persero TBK PT 14,037,000 3,847,273
*Bank Mayapada International
TBK PT 1,432,870 16,022
Bank Maybank Indonesia TBK
PT 14,900 186
*Bank Nationalnobu TBK PT 2,418,600 76,431
Bank Negara Indonesia
Persero TBK PT 5,069,500 1,235,411
*Bank Neo Commerce TBK PT 8,645,300 127,144
Bank OCBC Nisp TBK PT 4,093,700 330,879
Bank Pan Indonesia TBK PT 4,822,500 328,241
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 2,319,900 110,673
Bank Pembangunan Daerah
Jawa Timur TBK PT 2,779,200 85,293
Bank Rakyat Indonesia
Persero TBK PT 20,225,200 4,560,042
Bank Syariah Indonesia TBK
PT 3,912,414 649,097
Bank Tabungan Negara
Persero TBK PT 7,355,154 498,389
*Barito Pacific TBK PT 2,134,539 341,163
Barito Renewables Energy
TBK PT 151,600 72,092
BISI International TBK PT 105,800 5,948
Blue Bird TBK PT 780,100 92,446
*Buana Lintas Lautan TBK PT 20,897,800 171,450
Bukit Asam TBK PT 7,491,000 1,101,685
*Buma Internasional Grup
TBK PT 6,670,400 147,555
*Bumi Resources Minerals
TBK PT 30,734,400 803,147
*Bumi Resources TBK PT 59,919,800 404,199
*Bumi Serpong Damai TBK
PT, Class F 4,937,400 237,043
*Capital Financial Indonesia
TBK PT 6,208,000 390,476
*Cemindo Gemilang PT 1,068,300 52,587
Chandra Asri Pacific TBK PT 101,000 56,930
Charoen Pokphand Indonesia
TBK PT 2,557,200 766,150
ΩCikarang Listrindo TBK PT 2,018,800 84,653
Ciputra Development TBK PT,
Class A 7,591,500 424,441
Cisarua Mountain Dairy PT
TBK, Class A 739,800 224,345
*Citra Marga Nusaphala
Persada TBK PT 242,100 19,274
Dayamitra Telekomunikasi PT 6,853,800 241,580

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDONESIA — (Continued)
Dharma Satya Nusantara TBK
PT, Class A 4,836,100 $ 404,111
*Dian Swastatika Sentosa
TBK PT 70,800 278,811
*Digital Mediatama Maxima
TBK PT 475,000 10,796
Elang Mahkota Teknologi TBK
PT 11,171,800 424,332
Elnusa TBK PT 5,502,900 163,197
*Energi Mega Persada TBK PT 25,996,000 932,096
Erajaya Swasembada TBK PT 12,919,800 381,588
ESSA Industries Indonesia
TBK PT 8,342,500 319,403
Gajah Tunggal TBK PT 1,747,200 111,490
Garudafood Putra Putri Jaya
TBK PT 3,840,400 84,953
Golden Energy Mines TBK PT 35,700 19,851
Gudang Garam TBK PT, Class
A 365,200 195,861
*Harum Energy TBK PT 2,214,600 106,322
Hexindo Adiperkasa TBK PT,
Class A 273,600 89,371
*Impack Pratama Industri TBK
PT 4,844,700 146,622
Indah Kiat Pulp & Paper TBK
PT 2,152,700 889,600
Indika Energy TBK PT 3,458,700 281,657
Indo Tambangraya Megah
TBK PT 538,600 752,829
Indocement Tunggal Prakarsa
TBK PT 1,038,800 331,431
Indofood CBP Sukses Makmur
TBK PT 632,000 376,396
Indofood Sukses Makmur TBK
PT 3,717,500 1,925,961
Indomobil Sukses
Internasional TBK PT, Class F 501,500 31,696
Indosat TBK PT 184,000 24,601
Industri Jamu Dan Farmasi
Sido Muncul TBK PT, Class H 5,842,900 181,093
*Integra Indocabinet TBK PT 407,000 9,646
*Intiland Development TBK PT 6,931,900 53,079
Japfa Comfeed Indonesia TBK
PT 10,405,700 1,011,797
Jasa Marga Persero TBK PT 1,343,100 292,209
Kalbe Farma TBK PT 534,800 46,476
Kawasan Industri Jababeka
TBK PT 38,526,700 442,513
*Lippo Karawaci TBK PT 9,241,300 46,614
Map Aktif Adiperkasa PT 15,297,100 641,446
Matahari Department Store
TBK PT 775,600 82,014
Mayora Indah TBK PT 2,678,500 362,993
MD Entertainment TBK PT 261,030 26,968
Medco Energi Internasional
TBK PT 19,253,500 1,503,540
*Media Nusantara Citra TBK
PT 2,671,800 40,917
Medikaloka Hermina TBK PT 6,247,100 599,843
Shares Value
INDONESIA — (Continued)
*Merdeka Battery Materials
TBK PT 12,137,700 $ 354,062
*Merdeka Copper Gold TBK
PT 1,803,100 258,603
*Metro Healthcare Indonesia
TBK PT 12,505,100 180,870
Metrodata Electronics TBK PT 6,357,900 229,897
Metropolitan Kentjana TBK PT 4,800 6,665
Mitra Adiperkasa TBK PT 13,296,500 949,462
Mitra Keluarga Karyasehat
TBK PT 1,774,000 256,586
*MNC Land TBK PT 44,664,500 458,724
ΩNusantara Sejahtera Raya
TBK PT 10,616,700 89,682
Pabrik Kertas Tjiwi Kimia TBK
PT, Class A 1,436,700 536,962
*Pacific Strategic Financial
TBK PT 1,909,700 130,563
Pakuwon Jati TBK PT 15,853,700 339,137
*Panin Financial TBK PT 24,385,200 376,411
*Paninvest TBK PT 1,130,600 61,838
Pantai Indah Kapuk Dua TBK
PT 118,300 118,624
Perusahaan Gas Negara TBK
PT 9,059,000 897,367
Petrindo Jaya Kreasi TBK PT,
Class H 8,450,000 788,256
Petrosea TBK PT 3,505,200 805,205
*PP Persero TBK PT 3,772,200 88,488
Puradelta Lestari TBK PT 11,283,500 94,629
Rukun Raharja TBK PT 1,325,700 210,275
Salim Ivomas Pratama TBK PT 2,602,200 105,954
Sampoerna Agro TBK PT 171,500 31,267
Samudera Indonesia TBK PT 8,489,100 169,215
*Sarana Meditama
Metropolitan TBK PT 1,249,400 20,804
Sarana Menara Nusantara
TBK PT 16,719,500 619,805
Sariguna Primatirta TBK PT 6,124,800 208,441
Sawit Sumbermas Sarana
TBK PT 2,204,200 186,865
Selamat Sempurna TBK PT 2,595,300 313,076
Semen Indonesia Persero
TBK PT 2,464,182 368,392
*Siloam International Hospitals
TBK PT 523,400 67,115
Sumber Alfaria Trijaya TBK
PT, Class A 5,690,900 802,363
Sumber Tani Agung
Resources TBK PT, Class A 3,846,000 218,536
Summarecon Agung TBK PT 12,090,200 302,714
Surya Citra Media TBK PT 22,467,400 252,596
Surya Semesta Internusa TBK
PT, Class F 5,460,500 862,795
Telkom Indonesia Persero
TBK PT 15,211,900 2,662,429
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 19,169 337,374
Temas TBK PT 7,037,900 54,746

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
INDONESIA — (Continued)
Tempo Scan Pacific TBK PT 790,700 $ 105,715
Timah TBK PT 7,898,200 484,788
Tower Bersama Infrastructure
TBK PT, Class A 1,264,800 150,270
Transcoal Pacific TBK PT 965,500 368,187
Trimegah Bangun Persada
TBK PT, Class A 2,925,100 127,101
*Trimegah Sekuritas
IndonesiaTBK PT, Class A 899,900 20,235
Triputra Agro Persada PT 6,873,300 605,669
Tunas Baru Lampung TBK PT 3,389,100 164,769
Ultrajaya Milk Industry &
Trading Co. TBK PT 2,261,500 177,979
Unilever Indonesia TBK PT,
Class A 781,700 81,234
United Tractors TBK PT 1,685,700 2,473,999
Vale Indonesia TBK PT 1,488,205 312,021
*<Waskita Karya Persero TBK
PT, Class A 1,217,100 2,802
*<Wijaya Karya Persero TBK
PT 814,400 7,572
XLSMART Telecom Sejahtera
TBK PT 10,322,403 1,580,824
TOTAL INDONESIA 73,054,787
IRELAND — (0.6%)
*PDD Holdings, Inc.,
Sponsored ADR 311,889 35,383,807
TOTAL IRELAND 35,383,807
KOREA, REPUBLIC OF — (11.5%)
*3S Korea Co., Ltd. 23,088 31,249
Able C&C Co., Ltd. 5,251 36,122
ABOV Semiconductor Co., Ltd. 4,466 37,839
*ADTechnology Co., Ltd. 4,175 76,166
Advanced Nano Products Co.,
Ltd. 2,943 114,596
Advanced Process Systems
Corp., Class A 13,893 181,426
#Aekyung Chemical Co., Ltd. 27,002 232,870
#Aekyung Industrial Co., Ltd. 10,212 122,164
*AeroSpace Technology of
Korea, Inc. 162,896 80,579
#Ahnlab, Inc. 3,523 162,584
*Air Busan Co., Ltd., Class H 8,431 12,524
AJ Networks Co., Ltd. 24,290 74,614
Ajin Industrial Co., Ltd. 38,903 77,985
*Alteogen, Inc., Class A 4,048 1,325,203
#*ALUKO Co., Ltd., Class H 94,801 163,379
*Amicogen, Inc., Class A 18,088 53,346
Amorepacific Corp., Class A 5,599 543,831
*Amotech Co., Ltd. 7,493 63,162
*Anam Electronics Co., Ltd.,
Class F 64,500 65,719
#*Ananti, Inc. 75,664 542,873
*Anapass, Inc. 4,163 56,315
*Aprogen, Inc., Class A 70,938 31,305
*APT Neuroscience, Inc. 45,678 45,421
Asia Cement Co., Ltd. 33,666 346,662
ASIA Holdings Co., Ltd. 1,014 246,042
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Asia Pacific Satellite, Inc. 3,364 $ 29,933
#Asia Paper Manufacturing
Co., Ltd., Class F 60,693 350,118
Atec Co., Ltd. 3,426 34,191
Avaco Co., Ltd. 6,191 59,598
Baiksan Co., Ltd., Class A 13,278 145,342
#BGF Retail Co., Ltd., Class A 7,409 604,238
BGFecomaterials Co., Ltd.,
Class A 18,947 42,353
#BH Co., Ltd. 28,953 306,900
*BHI Co., Ltd. 19,808 575,615
#*Binex Co., Ltd. 14,383 173,098
#Binggrae Co., Ltd. 7,966 467,575
Bio Plus Co., Ltd. 26,460 132,224
*Biodyne Co., Ltd. 2,220 23,836
*Bioneer Corp. 9,034 98,040
BIT Computer Co., Ltd. 12,752 48,919
#*BNC Korea Co., Ltd. 31,339 117,736
BNK Financial Group, Inc. 205,183 2,158,653
Boditech Med, Inc., Class A 8,829 90,977
Bookook Securities Co., Ltd. 1,653 63,054
#Boryung 21,256 129,670
*Bosung Power Technology
Co., Ltd. 14,463 32,851
*Bukwang Pharmaceutical
Co., Ltd. 19,962 46,709
*Bumhan Fuel Cell Co., Ltd. 2,684 34,469
Byucksan Corp. 68,167 109,860
C&C International Co., Ltd. 3,795 121,228
C&G Hi Tech Co., Ltd., Class
A 5,555 49,910
#*Cafe24 Corp., Class A 21,935 684,876
#Caregen Co., Ltd. 17,623 632,207
#*Celltrion Pharm, Inc. 5,513 213,873
Celltrion, Inc. 34,467 4,446,313
*Chabiotech Co., Ltd. 15,708 125,614
Cheil Worldwide, Inc., Class A 58,064 832,357
Chemtronics Co., Ltd. 16,861 265,657
*Chemtros Co., Ltd. 4,515 14,113
#Cheryong Electric Co., Ltd. 13,312 389,243
Chips&Media, Inc. 8,045 99,199
*Choil Aluminum Co., Ltd. 76,292 83,345
Chong Kun Dang
Pharmaceutical Corp. 5,384 328,444
Chongkundang Holdings
Corp., Class A 3,099 110,615
Choong Ang Vaccine
Laboratory 5,957 42,912
#*Chunbo Co., Ltd. 4,726 153,183
*CJ CGV Co., Ltd. 102,457 379,744
#CJ CheilJedang Corp. 12,115 2,197,089
#CJ Corp. 16,051 1,796,305
*CJ ENM Co., Ltd. 25,556 1,208,879
#CJ Freshway Corp. 11,221 237,075
CJ Logistics Corp., Class H 16,322 1,047,489
Classys, Inc. 12,069 503,020
CLIO Cosmetics Co., Ltd. 2,361 25,622
*CMG Pharmaceutical Co.,
Ltd., Class H 28,394 40,130

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*Com2uS Holdings Corp.,
Class F 4,944 $ 82,531
*ContentreeJoongAng Corp. 1,449 10,720
#Coocon Corp. 5,868 151,270
*Coreana Cosmetics Co., Ltd. 11,558 23,503
*Corentec Co., Ltd. 3,066 13,309
Cosmax BTI, Inc. 2,943 42,867
#Cosmax, Inc. 13,731 2,490,155
#Cosmecca Korea Co., Ltd. 8,100 394,253
#*CosmoAM&T Co., Ltd. 7,664 214,700
*Cosmochemical Co., Ltd.,
Class A 4,883 57,886
#Coway Co., Ltd. 54,421 4,273,469
Cowintech Co., Ltd., Class F 8,856 79,824
*Creative & Innovative System 46,855 256,101
Creverse, Inc. 5,367 53,562
#CS Wind Corp. 45,430 1,510,184
*CTC BIO, Inc. 4,241 19,144
*CUBE ENTERTAINMENT,
Inc. 6,722 79,493
Cuckoo Homesys Co., Ltd. 10,716 215,201
D.I Corp. 11,234 111,951
*<DA Technology Co., Ltd.,
Class A 51,560 1,413
Dae Hwa Pharmaceutical Co.,
Ltd. 2,984 32,254
Dae Won Kang Up Co., Ltd. 13,603 36,195
*Daea TI Co., Ltd. 19,181 70,677
*Daechang Co., Ltd. 49,759 51,740
Daechang Forging Co., Ltd. 11,726 51,578
#Daedong Corp. 30,005 216,361
#Daeduck Electronics Co., Ltd. 36,600 630,761
Daehan New Pharm Co., Ltd. 3,984 20,856
#*Dae-Il Corp. 38,623 119,757
#Daejoo Electronic Materials
Co., Ltd. 5,940 316,103
Daesang Corp. 33,234 564,365
#Daesang Holdings Co., Ltd. 47,989 347,425
*Daesung Industrial Co., Ltd. 21,432 69,158
#*Daewon Cable Co., Ltd. 47,702 100,612
*Daewon Media Co., Ltd. 6,640 48,981
#Daewon Pharmaceutical Co.,
Ltd. 22,574 215,355
#*Daewoo Engineering &
Construction Co., Ltd. 251,573 680,270
Daewoong Co., Ltd. 23,249 391,451
#Daewoong Pharmaceutical
Co., Ltd., Class A 4,551 483,060
Daishin Securities Co., Ltd.,
Class A 22,230 409,559
#*Danal Co., Ltd. 62,131 374,094
#Daol Investment & Securities
Co., Ltd., Class A 38,183 94,439
*Dawonsys Co., Ltd. 14,566 86,337
DB HiTek Co., Ltd. 47,920 1,579,135
DB Insurance Co., Ltd. 77,086 7,114,947
DB Securities Co., Ltd., Class
A 33,286 215,298
*DE&T Co., Ltd. 18,150 96,194
Shares Value
KOREA, REPUBLIC OF — (Continued)
Dear U Co., Ltd. 5,330 $ 189,671
*Dentis Co., Ltd. 2,694 12,297
Dentium Co., Ltd. 6,730 313,012
*Devsisters Co., Ltd. 2,945 90,784
#DI Dong Il Corp., Class A 11,363 350,280
Digital Daesung Co., Ltd. 18,104 109,136
*DIO Corp. 2,592 34,503
*DK Tech Co., Ltd. 12,229 61,815
*DKME, Class A 187,877 67,738
DL Holdings Co., Ltd. 15,685 571,166
<DMS Co., Ltd. 20,190 69,125
DN Automotive Corp., Class A 38,430 803,627
Dohwa Engineering Co., Ltd. 14,288 68,823
Dong-A Socio Holdings Co.,
Ltd. 4,339 350,424
#Dong-A ST Co., Ltd. 4,964 169,309
#Dongbang Transport
Logistics Co., Ltd., Class A 105,630 235,740
Dongjin Semichem Co., Ltd. 48,858 1,116,815
Dongkoo Bio & Pharma Co.,
Ltd. 14,494 52,779
DongKook Pharmaceutical
Co., Ltd. 19,408 264,082
Dongkuk CM Co., Ltd. 20,200 88,269
Dongkuk Industries Co., Ltd. 36,582 102,481
Dongkuk Steel Mill Co., Ltd. 33,377 259,449
*Dongkuk Structures &
Construction Co., Ltd. 25,248 49,429
#Dongsuh Cos., Inc. 15,720 337,796
#Dongsung Chemical Co., Ltd. 59,351 186,595
#Dongsung Finetec Co., Ltd. 26,970 549,396
*Dongsung Pharmaceutical
Co., Ltd. 2,259 1,585
*Dongwha Enterprise Co., Ltd. 13,176 87,599
Dongwha Pharm Co., Ltd. 19,238 93,083
Dongwon Industries Co., Ltd. 9,524 314,896
Dongwon Metal Co., Ltd.,
Class A 71,042 72,999
Dongwon Systems Corp. 3,897 86,972
#Dongwoon Anatech Co., Ltd.,
Class A 25,319 325,342
#*Dongyang Steel Pipe Co.,
Ltd. 46,674 56,407
#Doosan Bobcat, Inc. 106,165 4,241,088
Doosan Co., Ltd. 15,772 6,835,140
*Doosan Enerbility Co., Ltd. 226,761 10,726,508
#*Doosan Fuel Cell Co., Ltd. 11,560 195,056
#Doosan Tesna, Inc., Class A 13,264 310,845
#Douzone Bizon Co., Ltd. 20,946 1,079,924
#*Dream Security Co., Ltd. 77,914 194,111
Dreamtech Co., Ltd. 39,020 173,041
*DRTECH Corp. 19,283 22,859
*DS Dansuk Co., Ltd. 2,583 49,172
*DSK Co., Ltd. 15,700 79,813
*Duk San Neolux Co., Ltd. 8,842 255,990
*Duksan Hi-Metal Co., Ltd. 22,315 79,972
*Duksan Techopia Co., Ltd. 4,315 52,553
Duksung Co., Ltd. 8,423 35,713
DY Corp. 12,934 42,202

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
DY POWER Corp. 9,212 $ 88,945
*DYPNF Co., Ltd. 2,398 33,511
*<E Investment&Development
Co., Ltd. 227 43
E1 Corp. 1,627 96,789
Easy Holdings Co., Ltd., Class
A 42,919 115,901
Echo Marketing, Inc. 16,710 139,170
#Ecoplastic Corp. 80,590 207,751
*Ecopro BM Co., Ltd. 2,780 222,713
#Ecopro Co., Ltd. 9,216 327,624
Elentec Co., Ltd. 9,068 53,095
E-MART, Inc. 22,398 1,442,271
*EMKOREA Co., Ltd. 8,104 12,155
#*EMRO, Inc. 2,632 90,909
*EM-Tech Co., Ltd. 10,498 83,269
*Enchem Co., Ltd. 1,809 87,528
ENF Technology Co., Ltd. 18,479 565,643
*Envioneer Co., Ltd. 1,812 18,684
#Eo Technics Co., Ltd., Class
A 4,481 706,013
*Eubiologics Co., Ltd. 26,624 248,424
#Eugene Investment &
Securities Co., Ltd. 84,207 205,235
#Eugene Technology Co., Ltd. 14,301 461,472
*E-World 47,217 54,612
*Exem Co., Ltd. 19,620 32,752
Exicon Co., Ltd. 8,560 63,391
#F&F Co., Ltd. 11,904 600,007
FarmStory Co., Ltd., Class A 57,577 50,984
*Fine M-Tec Co., Ltd. 11,356 93,350
*Fine Semitech Corp. 1,799 30,420
*Firstec Co., Ltd. 8,275 26,404
*Foosung Co., Ltd. 18,174 63,363
Galaxia Moneytree Co., Ltd. 3,590 26,767
*GAMSUNG Corp. Co., Ltd. 72,898 308,034
#*Gaon Cable Co., Ltd., Class
A 5,730 262,370
#*GC Cell Corp. 9,231 134,458
#*GeneOne Life Science, Inc. 53,336 87,880
*Genexine, Inc. 9,089 33,884
*Genic Co., Ltd., Class A 1,159 31,215
*Genohco, Inc., Class B 755 9,484
*Genomictree, Inc. 2,476 27,763
*Giantstep, Inc. 5,639 27,244
Global Standard Technology
Co., Ltd. 29,368 411,254
*Global Tax Free Co., Ltd. 33,218 171,982
*GnBS eco Co., Ltd. 31,052 80,608
#GnCenergy Co., Ltd. 15,575 382,412
#GOLFZON Co., Ltd. 7,850 377,556
#Grand Korea Leisure Co.,
Ltd. 30,432 340,791
Green Chemical Co., Ltd. 13,997 78,625
#Green Cross Corp. 4,332 453,879
Green Cross Holdings Corp. 26,902 310,378
#GS Engineering &
Construction Corp. 151,322 2,111,394
#GS Global Corp. 128,687 249,152
Shares Value
KOREA, REPUBLIC OF — (Continued)
GS Holdings Corp. 46,156 $ 1,640,821
#*GS P&L Co., Ltd. 8,026 222,526
GS Retail Co., Ltd., Class A 49,650 583,928
#HAESUNG DS Co., Ltd. 20,124 354,797
Haesung Industrial Co., Ltd.,
Class H 16,744 93,693
Han Kuk Carbon Co., Ltd. 31,615 683,913
Hana Financial Group, Inc.,
Class A 215,940 13,297,719
#Hana Micron, Inc. 59,064 548,987
Hana Pharm Co., Ltd., Class A 8,457 72,996
*Hana Technology Co., Ltd. 2,131 35,803
#Hana Tour Service, Inc. 10,913 424,937
*Hanall Biopharma Co., Ltd. 1,662 32,478
#Hancom, Inc., Class A 22,020 438,241
Handok, Inc. 12,708 108,588
Handsome Co., Ltd., Class A 14,186 166,942
Hanil Cement Co., Ltd. 29,121 436,773
Hanil Feed Co., Ltd. 16,490 43,817
Hanil Holdings Co., Ltd. 18,444 249,103
Hanil Hyundai Cement Co.,
Ltd. 9,682 140,678
Hanjin Kal Corp. 4,493 353,790
#Hanjin Transportation Co.,
Ltd. 9,944 149,863
#Hankook Cosmetics
Manufacturing Co., Ltd. 1,780 82,146
Hankook Shell Oil Co., Ltd. 720 235,189
#Hankook Tire & Technology
Co., Ltd. 62,589 2,006,116
#Hanmi Pharm Co., Ltd. 4,388 884,371
#Hanmi Science Co., Ltd. 7,893 288,560
#Hanmi Semiconductor Co.,
Ltd. 30,658 2,031,634
#HanmiGlobal Co., Ltd. 21,930 311,366
Hannong Chemicals, Inc. 2,721 29,765
*Hanon Systems, Class A 211,156 499,417
Hansae Co., Ltd. 14,502 110,114
Hansol Chemical Co., Ltd. 5,826 765,009
Hansol Holdings Co., Ltd. 35,451 82,825
*Hansol IONES Co., Ltd. 2,095 13,596
Hansol Paper Co., Ltd. 18,150 111,900
Hansol Technics Co., Ltd. 21,357 93,017
Hanssem Co., Ltd., Class A 5,075 171,631
Hanwha Aerospace Co., Ltd. 14,633 10,509,423
Hanwha Corp. 23,473 1,689,216
*Hanwha Engine 20,232 505,508
*Hanwha Galleria Corp. 114,495 94,532
*Hanwha General Insurance
Co., Ltd. 92,500 401,536
#*Hanwha Investment &
Securities Co., Ltd. 195,586 826,459
*Hanwha Life Insurance Co.,
Ltd. 85,207 213,816
*Hanwha Ocean Co., Ltd. 8,438 683,291
#Hanwha Solutions Corp. 105,515 2,335,817
Hanwha Systems Co., Ltd. 25,665 1,099,294
#*Hanwha Vision Co., Ltd. 23,450 1,045,003
*Hanyang Digitech Co., Ltd. 4,751 31,861

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Hanyang Securities Co., Ltd.,
Class A 11,980 $ 151,780
#*Harim Co., Ltd. 66,389 146,010
Harim Holdings Co., Ltd. 92,989 628,286
HB SOLUTION Co., Ltd.,
Class A 59,975 100,333
HC HomeCenter Co., Ltd. 41,445 23,370
#HD Hyundai Co., Ltd. 51,381 5,283,336
HD Hyundai Construction
Equipment Co., Ltd. 33,696 2,249,964
HD Hyundai Electric Co., Ltd. 11,422 4,126,350
#*HD Hyundai Energy
Solutions Co., Ltd. 14,213 450,946
HD Hyundai Heavy Industries
Co., Ltd. 2,858 1,010,852
HD Hyundai Infracore Co., Ltd. 404,325 4,492,824
HD HYUNDAI MIPO 7,558 1,155,391
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 12,995 3,364,007
#HDC Holdings Co., Ltd. 39,877 664,233
HDC Hyundai Development
Co-Engineering & Construction 39,680 673,828
*HD-Hyundai Marine Engine 7,117 337,170
*Helixmith Co., Ltd. 27,679 65,665
*Heung-A Shipping Co., Ltd. 64,945 82,610
*HFR, Inc. 1,529 17,597
High Tech Pharm Co., Ltd. 3,359 30,276
*<Hironic Co., Ltd., Class H 1,958 5,391
Hite Jinro Co., Ltd. 33,504 489,224
Hitejinro Holdings Co., Ltd. 5,853 43,809
#*HJ Shipbuilding &
Construction Co., Ltd. 18,728 120,325
#HK inno.N Corp. 30,752 997,866
HL Holdings Corp. 10,350 292,185
HL Mando Co., Ltd., Class A 68,201 1,711,418
*HLB Biostep Co., Ltd. 44,312 44,095
*HLB Global Co., Ltd. 21,264 38,486
#*HLB Life Science Co., Ltd. 13,162 44,750
*HLB PANAGENE Co., Ltd. 5,832 8,406
*Hlb Pharma Ceutical Co., Ltd. 882 10,271
*HLB, Inc. 10,289 356,123
*Homecast Co., Ltd. 11,599 17,439
#*Hotel Shilla Co., Ltd., Class
A 12,117 409,783
HS Hyosung Advanced
Materials Corp. 4,093 583,196
*HS Hyosung Corp. 1,648 73,796
HS Industries Co., Ltd. 48,047 155,387
*Hugel, Inc., Class A 4,447 1,080,645
#Humedix Co., Ltd., Class A 10,397 494,810
*Huneed Technologies 18,424 127,804
Huons Co., Ltd. 9,014 185,571
Huvitz Co., Ltd. 5,025 32,104
Hwa Shin Co., Ltd. 45,654 289,041
Hwacheon Machinery Co., Ltd. 10,096 41,205
Hwaseung Enterprise Co.,
Ltd., Class A 25,720 139,654
HYBE Co., Ltd. 5,908 1,105,513
*Hydro Lithium, Inc. 31,852 58,683
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Hyosung Corp. 9,021 $ 565,927
Hyosung Heavy Industries
Corp. 10,272 9,080,958
#Hyosung TNC Corp. 2,694 458,454
Hyundai Autoever Corp. 6,231 692,383
Hyundai Bioland Co., Ltd. 22,836 81,675
Hyundai BNG Steel Co., Ltd. 8,621 78,638
Hyundai Department Store
Co., Ltd. 25,997 1,325,345
#Hyundai Elevator Co., Ltd. 15,979 982,844
#HYUNDAI EVERDIGM Corp. 20,611 119,493
Hyundai Ezwel Co., Ltd. 10,726 52,671
Hyundai Glovis Co., Ltd. 41,998 4,466,906
Hyundai Green Food 31,915 401,354
Hyundai Livart Furniture Co.,
Ltd. 14,345 82,131
*Hyundai Marine & Fire
Insurance Co., Ltd. 36,696 695,922
Hyundai Motor Co. 101,323 15,562,301
#Hyundai Motor Securities
Co., Ltd. 39,432 240,834
Hyundai Movex Co., Ltd. 15,986 59,711
Hyundai Pharmaceutical Co.,
Ltd. 11,173 30,978
#Hyundai Rotem Co., Ltd.,
Class A 48,020 6,994,549
#Hyundai Steel Co. 20,120 517,943
#Hyundai Wia Corp., Class A 28,315 1,017,813
#HyVision System, Inc. 21,500 236,891
#i3system, Inc., Class A 4,560 378,137
*iA, Inc., Class A 121,147 19,830
*Icure Pharm, Inc. 23,784 34,729
iFamilySC Co., Ltd. 13,118 152,387
#*Il Dong Pharmaceutical Co.,
Ltd. 8,635 118,990
Iljin Electric Co., Ltd. 32,142 986,186
Iljin Holdings Co., Ltd. 23,985 104,117
*Ilshin Stone Co., Ltd. 14,909 24,834
Ilyang Pharmaceutical Co.,
Ltd. 13,193 126,336
iM Financial Group Co., Ltd. 161,518 1,615,413
iMarketKorea, Inc. 21,034 126,950
#InBody Co., Ltd. 10,341 177,470
Incar Financial Service Co.,
Ltd. 6,159 50,540
Industrial Bank of Korea, Class
A 168,378 2,357,875
Innocean Worldwide, Inc. 31,136 442,298
InnoWireless Co., Ltd. 4,453 63,867
Innox Advanced Materials Co.,
Ltd., Class A 21,572 422,325
*Insun ENT Co., Ltd., Class A 23,440 88,568
*Insung Information Co., Ltd. 15,001 23,527
*Intekplus Co., Ltd. 1,805 12,078
Intellian Technologies, Inc. 2,540 89,197
#*Interflex Co., Ltd. 21,617 142,627
Interojo Co., Ltd. 6,991 103,343
iNtRON Biotechnology, Inc. 4,055 11,901
IS Dongseo Co., Ltd. 15,763 231,307

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#ISC Co., Ltd. 5,903 $ 257,522
i-SENS, Inc. 5,602 73,196
*ISU Abxis Co., Ltd. 11,583 43,348
*ISU Chemical Co., Ltd. 5,521 24,404
*ISU Specialty Chemical 9,815 312,823
IsuPetasys Co., Ltd., Class R 65,107 3,051,597
*Itcenglobal Co., Ltd. 1,105 13,896
*ITEK, Inc. 15,236 68,006
*ITM Semiconductor Co., Ltd. 2,795 28,599
#*Jahwa Electronics Co., Ltd. 23,399 309,782
JB Financial Group Co., Ltd. 88,351 1,471,667
*Jeil Pharmaceutical Co., Ltd. 1,523 15,353
*Jeju Air Co., Ltd. 28,091 137,538
#Jeju Bank 6,360 64,068
#*Jeju Semiconductor Corp. 48,473 527,792
*JETEMA Co., Ltd. 2,756 13,514
*Jin Air Co., Ltd. 18,245 118,011
#Jinsung T.E.C. 24,680 214,980
JNK Global Co., Ltd. 14,655 45,493
#*JNTC Co., Ltd. 17,661 208,855
*JoyCity Corp. 17,393 23,905
Jusung Engineering Co., Ltd. 41,814 821,626
JVM Co., Ltd. 4,712 97,346
JW Holdings Corp. 28,778 73,149
JW Life Science Corp. 14,615 131,944
JW Pharmaceutical Corp. 10,390 170,070
#JYP Entertainment Corp. 23,545 1,234,296
K Car Co., Ltd. 12,325 140,954
K Ensol Co., Ltd. 8,452 74,842
Kakao Corp. 41,218 1,723,856
#*Kakao Games Corp. 39,026 483,463
KakaoBank Corp. 40,125 813,032
#*Kakaopay Corp. 7,525 347,817
*<Kanglim Co., Ltd. 2,507 342
Kangnam Jevisco Co., Ltd. 9,264 84,570
*Kangstem Biotech Co., Ltd. 7,930 7,765
*Kangwon Energy Co., Ltd. 5,068 47,727
KB Financial Group, Inc.,
Class A 124,577 9,962,207
KB Financial Group, Inc.,
Class A, Sponsored ADR 155,030 12,270,625
KC Tech Co., Ltd. 6,162 134,855
KCC Glass Corp., Class F 8,546 199,353
#KCTC 31,759 126,871
*KEC Corp. 136,924 75,926
*Keeps Biopharma Inc 4,712 46,889
#*Kencoa Aerospace Co. 12,006 102,330
#KEPCO Engineering &
Construction Co., Inc. 2,748 182,896
#KEPCO Plant Service &
Engineering Co., Ltd. 27,438 1,032,783
KG Chemical Corp. 67,446 219,584
KG DONGBUSTEEL 51,166 219,156
KG Eco Solution Co., Ltd. 31,805 144,255
*KG Mobility Co. 63,562 161,792
KGMobilians Co., Ltd. 20,923 80,717
KH Vatec Co., Ltd. 10,364 91,399
*KidariStudio, Inc. 6,166 17,029
Shares Value
KOREA, REPUBLIC OF — (Continued)
KINX, Inc. 2,609 $ 170,070
KISWIRE, Ltd. 6,146 80,437
#KIWOOM Securities Co., Ltd. 13,736 2,134,488
#*KMW Co., Ltd. 8,216 78,262
*KNJ Co., Ltd. 5,872 75,369
Koh Young Technology, Inc. 1,084 11,342
#Kolmar Korea Co., Ltd. 20,862 1,466,718
#Kolon Corp. 7,873 279,597
Kolon Enp, Inc. 11,150 53,386
#Kolon Industries, Inc. 24,302 722,857
*Kolon Life Science, Inc. 1,509 35,092
#KoMiCo, Ltd., Class A 5,125 261,646
*Komipharm International Co.,
Ltd., Class A 4,896 18,676
Korea Aerospace Industries,
Ltd. 59,309 4,041,463
#*Korea Circuit Co., Ltd. 20,954 181,769
#Korea District Heating Corp. 1,644 102,543
Korea Electric Power Corp. 49,646 1,380,050
Korea Electric Power Corp.,
Sponsored ADR 90,552 1,244,184
Korea Electric Terminal Co.,
Ltd. 10,763 514,556
Korea Electronic Power
Industrial Development Co.,
Ltd. 14,007 126,960
Korea Export Packaging
Industrial Co., Ltd. 10,624 22,523
Korea Fuel-Tech Corp. 28,498 100,281
Korea Gas Corp. 21,020 651,002
#*Korea Information &
Communications Co., Ltd. 26,523 174,805
#Korea Information Certificate
Authority, Inc. 30,586 161,443
Korea Investment Holdings
Co., Ltd. 37,714 3,888,882
#*Korea Line Corp. 273,462 365,194
Korea Movenex Co., Ltd. 27,583 83,338
Korea Petrochemical Ind Co.,
Ltd. 4,247 313,594
#Korea Petroleum Industries
Co. 6,861 70,055
Korea Ratings Corp. 1,093 78,420
#Korea United Pharm, Inc. 10,556 159,847
Korean Air Lines Co., Ltd. 197,658 3,377,916
Korean Reinsurance Co. 196,322 1,509,080
Koryo Credit Information Co.,
Ltd. 4,842 36,765
#*Krafton, Inc. 16,516 3,912,248
KSS LINE, Ltd. 38,313 291,464
KT Nasmedia Co., Ltd. 4,061 45,770
KT Skylife Co., Ltd. 33,396 121,852
KT&G Corp., Class W 48,752 4,594,669
KTCS Corp. 32,320 63,041
Kukdong Oil & Chemicals Co.,
Ltd. 22,109 56,277
*Kuk-il Paper Manufacturing
Co., Ltd. 2,092 934
Kumho Petrochemical Co., Ltd. 1,225 108,031

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*Kumho Tire Co., Inc. 181,134 $ 608,003
Kumkang Kind Co., Ltd. 23,901 78,935
Kwang Dong Pharmaceutical
Co., Ltd., Class A 35,423 158,366
#Kyeong Nam Steel Co., Ltd. 61,706 134,153
#Kyeryong Construction
Industrial Co., Ltd., Class A 21,690 308,740
#Kyobo Securities Co., Ltd. 26,708 167,551
Kyochon F&B Co., Ltd. 3,542 13,205
Kyung Dong Navien Co., Ltd. 7,421 461,271
Kyungbang Co., Ltd. 8,386 45,050
Kyung-In Synthetic Corp. 16,336 40,169
L&C Bio Co., Ltd. 4,621 110,293
*L&F Co., Ltd. 1,839 93,223
*L&K Biomed Co., Ltd. 6,637 34,314
*LabGenomics Co., Ltd. 111,944 187,273
#Lake Materials Co., Ltd. 42,948 387,114
*LB Semicon, Inc. 57,269 165,803
#Lee Ku Industrial Co., Ltd. 22,282 78,810
LEENO Industrial, Inc., Class
H 31,535 1,084,669
LG Chem, Ltd. 31,859 6,926,369
#*LG Display Co., Ltd. 335,087 2,619,226
*LG Display Co., Ltd.,
Sponsored ADR 19,698 77,216
LG Electronics, Inc. 115,088 6,423,285
*LG Energy Solution, Ltd. 3,935 1,085,331
#LG H&H Co., Ltd. 6,933 1,579,772
*LG HelloVision Co., Ltd. 65,102 138,720
#LG Innotek Co., Ltd. 21,022 2,372,327
LG Uplus Corp., Class R 264,372 2,788,984
LIG Nex1 Co., Ltd. 9,330 4,225,007
*LigaChem Biosciences, Inc. 1,742 168,824
*LOT Vacuum Co., Ltd. 12,525 94,651
Lotte Chemical Corp. 9,469 454,059
Lotte Chilsung Beverage Co.,
Ltd. 6,281 588,787
Lotte Corp. 24,379 494,858
*Lotte Energy Materials Corp. 18,581 334,962
Lotte Innovate Co., Ltd. 5,668 88,690
*Lotte Non-Life Insurance Co.,
Ltd. 75,247 94,846
Lotte Rental Co., Ltd. 25,116 569,583
Lotte Shopping Co., Ltd. 20,014 1,036,202
*Lotte Tour Development Co.,
Ltd. 7,636 95,973
#Lotte Wellfood Co., Ltd. 3,452 307,165
LS Corp. 20,271 2,533,144
#LS Eco Energy, Ltd. 11,573 301,259
LS Electric Co., Ltd. 10,318 2,310,167
#LS Marine Solution Co., Ltd. 5,138 96,884
LS SECURITIES Co., Ltd. 9,554 34,584
LTC Co., Ltd. 9,639 81,808
#*LVMC Holdings 108,851 154,548
#LX Hausys, Ltd. 8,303 185,003
#LX INTERNATIONAL Corp. 52,466 1,216,312
LX Semicon Co., Ltd. 13,793 547,026
M.I.Tech Co., Ltd. 13,296 78,138
Shares Value
KOREA, REPUBLIC OF — (Continued)
#Macquarie Korea
Infrastructure Fund 203,498 $ 1,731,523
Macrogen, Inc. 4,905 54,716
#Maeil Dairies Co., Ltd. 4,994 135,041
*Manyo Co., Ltd. 6,873 88,614
#Mcnex Co., Ltd. 14,349 305,232
#*MDS Tech, Inc. 110,450 109,431
Medytox, Inc. 1,193 126,543
*Meerecompany, Inc. 812 9,240
MegaStudyEdu Co., Ltd. 12,260 442,909
#Meritz Financial Group, Inc. 77,338 6,457,846
#META BIOMED Co., Ltd. 36,925 161,088
#*MiCo, Ltd. 88,574 926,744
*Mirae Asset Life Insurance
Co., Ltd. 44,689 239,751
#Mirae Asset Securities Co.,
Ltd. 72,417 996,856
Misto Holdings Corp. 39,101 1,013,615
Miwon Commercial Co., Ltd. 1,238 147,832
Miwon Specialty Chemical
Co., Ltd. 1,122 119,093
*Mobase Electronics Co., Ltd. 27,560 28,617
Modetour Network, Inc. 1,963 16,533
#*MONAYONGPYONG 48,099 151,220
*Motrex Co., Ltd. 18,145 121,028
mPlus Corp. 7,286 46,181
*MS Autotech Co., Ltd. 19,938 40,471
Multicampus Co., Ltd. 4,111 101,826
Myoung Shin Industrial Co.,
Ltd., Class A 49,503 301,987
#Namhae Chemical Corp. 29,445 160,304
Namuga Co., Ltd. 13,106 140,057
#Namyang Dairy Products
Co., Ltd. 4,197 188,847
*NanoenTek, Inc., Class A 4,039 10,412
*Nature & Environment Co.,
Ltd. 109,559 56,565
Nature Holdings Co., Ltd.
(The) 11,741 97,531
NAVER Corp. 13,479 2,284,082
Neosem, Inc. 6,899 42,634
*Neowiz 2,968 53,076
#*Nepes Ark Corp. 10,747 119,807
*Neptune Co. 24,721 126,386
ΩNetmarble Corp. 11,942 513,227
New Power Plasma Co., Ltd. 30,667 122,730
*Newflex Technology Co., Ltd. 11,433 37,222
Nexen Corp. 43,004 189,468
#Nexen Tire Corp. 34,401 147,844
*Nexon Games Co., Ltd. 10,195 102,112
#Nexteel Co., Ltd. 13,934 140,666
NEXTIN, Inc. 5,088 174,088
NH Investment & Securities
Co., Ltd. 87,005 1,267,307
#NHN KCP Corp. 21,738 252,680
NICE Holdings Co., Ltd. 41,600 398,962
Nice Information &
Telecommunication, Inc. 9,436 166,702

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
NICE Information Service Co.,
Ltd. 29,604 $ 347,956
NICE Infra Co., Ltd. 18,785 61,971
Nong Shim Holdings Co., Ltd.,
Class H 2,657 158,064
#NongShim Co., Ltd., Class A 3,313 924,525
Noroo Holdings Co., Ltd. 4,204 69,117
NOROO Paint & Coatings Co.,
Ltd., Class A 12,813 81,767
NOVAREX Co., Ltd. 15,271 208,561
Novatech Co., Ltd. 1,404 19,084
#OCI Co., Ltd. 6,873 286,953
#OCI Holdings Co., Ltd. 20,125 1,361,209
*Okins Electronics Co., Ltd. 10,189 48,050
*OliX Pharmaceuticals, Inc. 3,828 126,698
ONEJOON Co., Ltd. 9,176 65,042
Openbase, Inc. 2,786 5,123
Oriental Precision &
Engineering Co., Ltd. 40,493 175,485
#Orion Corp. 23,018 1,847,349
Osang Healthcare Co., Ltd. 5,365 70,331
*OSTEONIC Co., Ltd. 13,826 68,891
Otoki Corp. 2,372 681,599
#Pan Ocean Co., Ltd. 332,472 1,009,307
#Paradise Co., Ltd. 26,240 342,664
Park Systems Corp. 4,041 804,237
#Partron Co., Ltd. 78,857 376,999
*Pearl Abyss Corp. 3,568 100,469
*Pentastone Electronics Inc 18,786 40,774
#People & Technology, Inc.,
Class A 20,736 522,587
*Peptron, Inc. 12 2,540
PharmaResearch Co., Ltd.,
Class H 6,979 2,803,074
*PharmGen Science, Inc.,
Class A 13,808 46,398
Pharmicell Co., Ltd. 12,074 111,964
Philenergy Co., Ltd. 6,942 68,429
#*Philoptics Co., Ltd. 8,272 198,628
PI Advanced Materials Co.,
Ltd. 13,428 174,289
*PKC Co., Ltd. 9,260 39,596
#Poongsan Corp., Class A 59,595 6,910,063
#Posco DX Co., Ltd. 37,863 653,893
*POSCO Future M Co., Ltd. 5,846 600,703
#POSCO Holdings, Inc. 20,736 4,612,818
#POSCO Holdings, Inc.,
Sponsored ADR 10,865 593,664
Posco International Corp. 53,906 1,896,894
Posco M-Tech Co., Ltd. 3,900 41,537
POSCO Steeleon Co., Ltd. 3,545 107,490
*Power Logics Co., Ltd. 20,238 67,494
*Prestige Biologics Co., Ltd. 4,132 11,203
Protec Co., Ltd. 2,547 49,221
PSK Holdings, Inc. 2,037 49,427
PSK, Inc. 25,593 382,935
Pulmuone Co., Ltd. 2,288 24,517
Pumtech Korea Co., Ltd. 6,362 305,989
*Rainbow Robotics 30 5,992
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Ray Co., Ltd. 2,901 $ 15,543
*Reyon Pharmaceutical Co.,
Ltd. 5,177 43,117
RFHIC Corp. 16,480 330,955
*RFTech Co., Ltd. 27,218 50,244
*Robostar Co., Ltd., Class A 2,683 51,849
*Robotis Co., Ltd., Class A 1,369 80,849
Rorze Systems Corp., Class A 3,222 30,552
Rsupport Co., Ltd. 8,880 19,370
S&D Co., Ltd. 464 38,076
#S&S Tech Corp. 11,555 418,273
#S-1 Corp. 9,592 513,215
#*Sajo Industries Co., Ltd. 3,194 109,399
#Sajodaerim Corp. 7,061 210,282
Sajodongaone Co., Ltd. 57,203 45,332
*Saltlux, Inc. 1,164 33,574
#Sam Chun Dang Pharm Co.,
Ltd. 2,114 314,783
#Sam-A Aluminum Co., Ltd. 4,422 85,934
*Sambu Engineering &
Construction Co., Ltd. 66,251 16,577
#Samchully Co., Ltd. 1,969 196,218
SAMHWA Paints Industrial
Co., Ltd. 20,736 92,705
*Samil Pharmaceutical Co.,
Ltd. 16,023 118,890
Samji Electronics Co., Ltd. 16,474 140,768
Samjin Pharmaceutical Co.,
Ltd. 6,520 94,500
Sammok S-Form Co., Ltd. 9,647 145,039
#SAMPYO Cement Co., Ltd. 64,208 159,964
Ω*Samsung Biologics Co., Ltd. 4,532 3,486,908
Samsung E&A Co., Ltd. 131,581 2,514,347
#Samsung Electro-Mechanics
Co., Ltd. 40,896 4,385,084
Samsung Electronics Co., Ltd. 1,857,407 95,629,406
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 7,719 9,702,783
Samsung Fire & Marine
Insurance Co., Ltd. 25,118 7,978,424
*Samsung Heavy Industries
Co., Ltd. 153,044 2,101,210
Samsung Life Insurance Co.,
Ltd. 28,516 2,588,812
*Samsung Pharmaceutical
Co., Ltd. 51,795 58,600
#Samsung SDI Co., Ltd. 30,821 4,467,134
Samsung SDS Co., Ltd. 17,781 2,047,610
Samsung Securities Co., Ltd. 72,372 3,694,792
#SAMT Co., Ltd. 95,168 210,333
Samwha Capacitor Co., Ltd. 7,631 151,872
#Samwha Electric Co., Ltd. 4,651 91,558
#Samyang Corp. 4,817 183,746
Samyang Foods Co., Ltd. 4,548 4,729,028
Samyoung Co., Ltd. 31,205 93,381
Sang-A Frontec Co., Ltd.,
Class A 2,757 34,751
Sangsin Energy Display
Precision Co., Ltd., Class A 14,359 94,015

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Saramin Co., Ltd. 6,862 $ 71,846
Satrec Initiative Co., Ltd. 1,473 51,993
SD Biosensor, Inc. 45,567 329,234
SeAH Besteel Holdings Corp. 15,456 349,398
SeAH Holdings Corp. 344 32,272
#SeAH Steel Corp. 2,365 257,510
SeAH Steel Holdings Corp.,
Class A 1,918 279,374
#Seegene, Inc. 38,217 818,463
Segyung Hitech Co., Ltd. 8,683 42,451
#Sejin Heavy Industries Co.,
Ltd. 15,845 149,447
Sekonix Co., Ltd. 10,298 45,000
*SEMCNS Co., Ltd. 6,478 23,286
Seobu T&D 48,570 306,452
Seohan Co., Ltd. 107,977 70,308
#*Seojin System Co., Ltd. 50,791 805,741
*Seoul Auction Co., Ltd. 8,812 55,599
#*Seoul Semiconductor Co.,
Ltd. 51,221 263,344
Seoyon Co., Ltd. 26,596 193,122
#Seoyon E-Hwa Co., Ltd. 30,581 273,659
*<Sewon E&C Co., Ltd., Class
A 50,795 1,282
*SFA Engineering Corp. 15,070 267,322
#*SFA Semicon Co., Ltd.,
Class A 60,877 143,764
*SG Co., Ltd., Class A 10,298 15,594
SGC Energy Co., Ltd. 12,528 221,327
Shin Heung Energy &
Electronics Co., Ltd. 24,320 74,356
Shindaeyang Paper Co., Ltd. 9,307 73,151
Shinhan Financial Group Co.,
Ltd. 216,590 10,620,219
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 51,201 2,493,489
#Shinsegae International, Inc. 18,578 156,201
Shinsegae, Inc., Class A 11,370 1,408,542
#Shinsung Delta Tech Co.,
Ltd. 12,366 601,001
*Shinsung E&G Co., Ltd.,
Class A 61,512 67,908
#Shinwon Corp. 120,586 152,863
SHOWBOX Corp. 21,673 43,133
#*Silicon2 Co., Ltd. 21,442 799,359
SIMMTECH Co., Ltd. 8,859 147,245
SJG Sejong 12,765 41,559
#*SK Biopharmaceuticals Co.,
Ltd. 15,221 1,083,294
#*SK Bioscience Co., Ltd. 3,613 119,191
SK D&D Co., Ltd. 5,249 36,487
SK Discovery Co., Ltd. 10,259 404,649
#*SK Eternix Co., Ltd. 19,818 345,829
SK Gas, Ltd. 2,996 571,418
SK Hynix, Inc., Class A 282,863 55,785,283
Ω#*SK IE Technology Co., Ltd. 32,000 640,323
SK Innovation Co., Ltd. 22,138 1,722,447
SK Networks Co., Ltd. 127,608 420,514
#*SK oceanplant Co., Ltd. 15,844 227,012
Shares Value
KOREA, REPUBLIC OF — (Continued)
#SK Securities Co., Ltd. 407,601 $ 197,805
SK Telecom Co., Ltd. 17,969 726,897
SK Telecom Co., Ltd., ADR 35,169 780,400
SK, Inc., Class A 11,929 1,746,169
#*SKC Co., Ltd. 2,158 157,477
#SL Corp. 35,647 858,530
SM Entertainment Co., Ltd. 13,063 1,253,739
*SMEC Co., Ltd. 85,864 226,919
*SOCAR, Inc. 6,685 63,100
#S-Oil Corp. 35,618 1,610,361
#Solid, Inc. 66,058 300,090
#*SOLUM Co., Ltd. 42,765 509,739
Solus Advanced Materials Co.,
Ltd. 16,365 101,603
Songwon Industrial Co., Ltd. 15,264 120,633
SOOP Co., Ltd. 8,768 502,636
Soulbrain Co., Ltd., Class A 4,069 696,847
#SPC Samlip Co., Ltd. 3,078 121,850
SPG Co., Ltd. 4,271 77,148
ST Pharm Co., Ltd. 4,458 279,991
Straffic Co., Ltd. 42,413 118,663
*Studio Dragon Corp. 13,263 443,758
Suheung Co., Ltd., Class A 6,771 92,132
Sun Kwang Co., Ltd. 4,782 67,447
#Sung Kwang Bend Co., Ltd. 35,753 826,279
*Sungchang Enterprise
Holdings, Ltd., Class A 8,916 10,345
*Sungeel Hitech Co., Ltd.,
Class A 2,583 70,777
#Sungshin Cement Co., Ltd. 33,680 255,733
Sungwoo Hitech Co., Ltd.,
Class A 108,255 465,244
#Sunjin Co., Ltd. 28,249 263,587
#SY Co., Ltd. 60,204 148,470
SY Steel Tech, Inc. 6,125 19,080
*Synergy Innovation Co., Ltd. 45,735 94,484
*Synopex, Inc. 88,983 435,034
#Systems Technology, Inc. 8,175 112,946
#T&L Co., Ltd. 6,191 272,318
Tae Kyung Industrial Co., Ltd. 7,078 27,306
TAEKYUNG BK Co., Ltd. 16,549 61,575
*Taesung Co., Ltd. 4,851 110,711
#*Taewoong Co., Ltd. 18,002 525,729
Taeyang Metal Industrial Co.,
Ltd. 15,226 25,527
#*Taihan Electric Wire Co.,
Ltd., Class A 17,473 198,190
TCC Steel 6,589 85,570
TechWing, Inc. 22,377 451,800
*Tego Science, Inc. 901 11,207
Telechips, Inc. 8,649 84,444
#TES Co., Ltd. 7,638 143,474
*Theragen Etex Co., Ltd. 33,257 71,823
*TK Chemical Corp. 32,010 41,317
#TK Corp., Class A 26,913 446,351
#TKG Huchems Co., Ltd. 14,746 187,674
TLB Co., Ltd. 2,959 58,143
#Tokai Carbon Korea Co.,
Ltd., Class A 3,911 301,757

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
#*Tongyang Life Insurance
Co., Ltd., Class A 75,670 $ 461,070
Tonymoly Co., Ltd. 6,889 54,246
Toptec Co., Ltd., Class A 32,429 115,166
Tovis Co., Ltd. 21,031 241,884
#TS Corp. 103,490 229,472
TSE Co., Ltd. 1,612 45,333
*TSI Co., Ltd., Class A 7,826 30,191
*Tuksu Construction Co., Ltd. 12,546 65,860
TYM Corp. 82,500 301,017
UBCare Co., Ltd. 11,535 32,356
*Uni-Chem Co., Ltd. 55,441 69,521
#Unid Co., Ltd., Class A 7,896 479,408
Union Semiconductor
Equipment & Materials Co.,
Ltd. 27,087 140,045
Uniquest Corp. 3,780 16,927
*Unison Co., Ltd., Class A 35,003 33,494
*UniTest, Inc. 3,307 29,736
Unitrontech Co., Ltd. 29,681 136,976
Value Added Technology Co.,
Ltd. 8,902 151,812
VICTEK Co., Ltd., Class A 4,740 13,826
*<Vidente Co., Ltd. 249,319 112,003
Vieworks Co., Ltd. 7,151 107,770
*Vina Tech Co., Ltd. 1,326 27,250
Vitzro Tech Co., Ltd. 15,373 95,000
#Vitzrocell Co., Ltd. 15,364 346,211
*VM, Inc. 5,270 42,067
#*VT Co., Ltd. 43,672 1,136,832
Webcash Corp. 9,832 104,148
*<Wellbiotec Co., Ltd. 33,453 2,460
*Wemade Co., Ltd., Class A 2,736 61,949
WiSoL Co., Ltd. 14,055 67,802
*Won Ik Corp. 7,730 36,454
Won Tech Co., Ltd. 45,761 425,668
#WONIK IPS Co., Ltd. 12,525 295,784
Wonik Materials Co., Ltd. 8,152 140,197
*WONIK PNE Co., Ltd. 3,166 7,408
Wonik QnC Corp. 21,450 285,371
#Woojin, Inc. 19,390 155,897
*Woongjin Co., Ltd. 14,176 32,762
Woongjin Thinkbig Co., Ltd. 7,704 11,305
*Wooree Bio Co., Ltd. 103,754 172,824
Woori Financial Group, Inc. 577,814 10,291,322
Woori Financial Group, Inc.,
Class A, ADR 11,270 596,070
#*Woori Technology, Inc. 69,464 184,079
*Woosu AMS Co., Ltd., Class
A 20,948 46,600
#Worldex Industry & Trading
Co., Ltd. 18,389 322,882
*Wysiwyg Studios Co., Ltd.,
Class A 88,553 58,043
Xexymix Corp., Class A 5,595 24,812
Y G-1 Co., Ltd. 27,178 113,078
#*YC Corp. 21,581 174,291
Y-entec Co., Ltd. 9,232 46,133
*Yest Co., Ltd. 3,935 52,635
Shares Value
KOREA, REPUBLIC OF — (Continued)
YG Entertainment, Inc. 8,330 $ 511,165
*YG PLUS, Class A 9,234 57,196
*YMT Co., Ltd., Class A 7,472 49,677
Youlchon Chemical Co., Ltd. 4,751 117,336
Youngone Holdings Co., Ltd.,
Class A 5,858 596,022
Yuanta Securities Korea Co.,
Ltd. 113,478 303,988
Yuhan Corp. 6,045 514,793
*Yungjin Pharmaceutical Co.,
Ltd. 43,628 67,481
#Zeus Co., Ltd., Class A 20,848 187,163
#Zinus, Inc. 25,589 398,560
TOTAL KOREA, REPUBLIC
OF 662,675,309
KUWAIT — (0.7%)
A'ayan Leasing & Investment
Co. KSCP 1,095,739 644,552
A'ayan Real Estate Co SAK 60,798 20,862
Agility Public Warehousing Co.
KSC 357,977 167,290
Al Ahli Bank of Kuwait KSCP 460,045 452,528
Al-Eid Food KSC 146,550 105,842
Ali Alghanim Sons Automotive
Co. KSCC 146,057 534,588
*<Arabi Group Holding KSC 64,164 60,599
Boubyan Bank KSCP 111,531 256,959
Boursa Kuwait Securities Co.
KPSC 68,174 774,867
Burgan Bank SAK 540,642 441,701
Combined Group Contracting
Co. SAK 161,480 382,064
Commercial Real Estate Co.
KSC 1,280,962 795,368
Gulf Bank KSCP 1,664,548 1,844,058
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 103,692 711,612
Heavy Engineering & Ship
Building Co. KSCP, Class A 119,329 337,709
Humansoft Holding Co. KSC,
Class A 106,070 832,268
*IFA Hotels & Resorts-KPSC 104,044 298,531
Integrated Holding Co. KCSC 245,857 436,276
Jazeera Airways Co. KSCP 114,277 504,910
JTC Logistics Transportation &
Stevedoring Co. KSCP 35,546 51,576
Kuwait Business Town Real
Estate Co KSCP 562,377 209,513
Kuwait Cement Co. KSC 93,358 106,782
Kuwait Finance House KSCP 4,011,296 10,578,810
Kuwait Insurance Co. SAK 9,153 15,734
Kuwait International Bank
KSCP 1,765,670 1,598,335
*Kuwait Real Estate Co. KSC 985,236 1,159,101
Kuwait Telecommunications
Co., Class A 247,976 465,968
Mabanee Co. KPSC, Class A 294,390 852,384
*Manazel Holding Co. KSC 83,141 13,042

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
KUWAIT — (Continued)
Mezzan Holding Co. KSCC,
Class A 158,430 $ 643,039
Mobile Telecommunications
Co. KSCP 2,383,111 4,143,186
*Munshaat Real Estate
Projects Co. KSCP 130,591 83,220
National Bank of Kuwait SAKP,
Class K 2,816,245 9,654,383
*Rasiyat Holding Co., Class A 64,491 77,979
Salhia Real Estate Co. KSCP 339,983 458,866
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC, Class A 488,987 249,288
*United Real Estate Co. SAKP 93,997 56,214
*Warba Bank KSCP 3,588,015 3,247,974
TOTAL KUWAIT 43,267,978
MALAYSIA — (1.3%)
#Able Global BHD 238,400 83,845
#Aeon Co. M BHD 955,900 289,123
#*AFFIN Bank BHD 565,213 315,406
Ajinomoto Malaysia BHD 23,300 70,255
Alliance Bank Malaysia BHD 997,275 1,049,886
Allianz Malaysia BHD 57,900 236,487
#AME Elite Consortium BHD,
Class B 382,700 135,493
AMMB Holdings BHD 1,181,400 1,398,844
Ancom Nylex BHD 552,559 120,488
Aumas Resources BHD 717,400 89,149
#Aurelius Technologies BHD 138,600 35,422
#Axiata Group BHD 2,152,400 1,362,598
Bank Islam Malaysia BHD 990,200 520,058
Batu Kawan BHD 10,000 44,126
#*Berjaya Corp. BHD 2,701,236 177,338
#*Berjaya Land BHD, Class F 1,412,700 92,745
Bermaz Auto BHD 705,900 122,477
#British American Tobacco
Malaysia BHD 96,600 117,098
#Bursa Malaysia BHD, Class A 467,700 825,740
Cape Ems BHD 469,300 36,862
Carlsberg Brewery Malaysia
BHD 141,100 598,145
CCK Consolidated Holdings
BHD 113,800 34,420
#CELCOMDIGI BHD 818,800 737,208
*Chin Hin Group BHD 116,500 62,552
CIMB Group Holdings BHD 5,130,340 7,878,951
Coastal Contracts BHD 43,800 13,042
#Crescendo Corp. BHD 234,900 66,091
#CTOS Digital BHD, Class A 902,700 184,138
D&O Green Technologies BHD 431,900 106,330
#Dayang Enterprise Holdings
BHD 1,147,800 495,182
Dialog Group BHD 563,700 231,295
#DRB-Hicom BHD 1,000,200 198,164
Dufu Technology Corp. BHD 163,200 46,301
#Duopharma Biotech BHD 307,094 95,044
Dutch Lady Milk Industries
BHD 18,000 115,048
DXN Holdings BHD 432,300 51,187
Shares Value
MALAYSIA — (Continued)
#Eastern & Oriental BHD,
Class A 1,449,900 $ 283,861
#Eco World Development
Group BHD 1,064,900 509,354
*Ecofirst Consolidated BHD 2,200 206
#EG Industries BHD 146,000 39,025
#*Ekovest BHD 2,245,200 218,466
Ewi Capital BHD 556,700 42,421
#Farm Fresh BHD, Class A 756,600 308,672
#Formosa Prosonic Industries
BHD 207,300 61,728
#Fraser & Neave Holdings
BHD, Class R 52,300 351,201
#Frontken Corp. BHD 1,254,100 1,196,761
#Gamuda BHD, Class A 2,827,177 3,433,711
Gas Malaysia BHD 260,200 253,794
Genetec Technology BHD 421,600 73,644
#Genting BHD 1,158,700 850,347
#Genting Malaysia BHD 2,537,100 1,165,936
Genting Plantations BHD 255,700 294,370
#*Globetronics Technology
BHD 396,200 35,300
#*Greatech Technology BHD 741,400 297,255
Guan Chong BHD, Class A 599,700 160,295
HAP Seng Consolidated BHD 250,400 150,299
Hap Seng Plantations Holdings
BHD 291,000 131,683
Harn Len Corp. BHD 38,800 5,458
#Hartalega Holdings BHD 4,209,100 1,440,864
#Heineken Malaysia BHD 72,500 406,612
*Hengyuan Refining Co. BHD 37,000 11,798
#Hextar Global BHD 197,400 41,655
#Hiap Teck Venture BHD 1,525,700 107,318
#Hibiscus Petroleum BHD 956,100 349,711
#Hong Leong Bank BHD 32,400 144,338
Hong Leong Financial Group
BHD 35,200 133,207
#HSS Engineers BHD 125,200 17,760
#Hume Cement Industries
BHD 44,100 31,537
Hup Seng Industries BHD 289,100 64,395
IGB BHD 1,200 881
#IHH Healthcare BHD 278,800 434,706
IJM Corp. BHD, Class A 801,300 537,331
Inari Amertron BHD 1,045,400 517,185
IOI Corp. BHD 511,500 452,135
#IOI Properties Group BHD 601,700 299,087
*Iskandar Waterfront City BHD 353,700 29,026
JAKS Resources BHD 1,142,200 26,781
Jaya Tiasa Holdings BHD 1,413,300 400,960
*JCY International BHD 892,500 70,103
#Karex BHD, Class F 64,000 10,654
Kelington Group BHD 472,900 470,128
#Kenanga Investment Bank
BHD 850,400 180,448
Kerjaya Prospek Group BHD 320,200 153,155
Kim Loong Resources BHD,
Class A 203,600 112,183

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
MALAYSIA — (Continued)
#Kossan Rubber Industries
BHD 19,800 $ 6,360
KPJ Healthcare BHD 1,280,700 777,729
Kretam Holdings BHD 1,500 246
#KSL Holdings BHD 525,300 199,528
#Kuala Lumpur Kepong BHD 161,300 740,505
Kumpulan Fima BHD 35,900 20,622
#Lagenda Properties BHD,
Class A 683,800 193,997
#LBS Bina Group BHD 1,132,400 123,462
#Leong Hup International
BHD, Class A 1,544,300 219,063
LPI Capital BHD 130,800 445,303
#Magnum BHD 727,600 230,307
Mah Sing Group BHD 1,615,900 443,283
#Malakoff Corp. BHD 1,369,900 287,470
#Malayan Banking BHD 1,677,384 3,692,998
#Malayan Cement BHD 165,500 217,304
#Malayan Flour Mills BHD 994,800 135,283
Malaysia Smelting Corp. BHD 594,800 161,774
#Malaysian Pacific Industries
BHD 10,600 50,055
Malaysian Resources Corp.
BHD, Class F 2,945,600 369,495
Matrix Concepts Holdings BHD 1,668,350 524,171
#Maxis BHD, Class A 852,800 687,839
#MBSB BHD, Class F 3,015,400 484,302
#Mega First Corp. BHD 620,500 528,116
Mi Technovation BHD 124,600 59,306
MISC BHD 390,000 682,157
#MKH BHD, Class A 282,400 70,186
MKH Oil Palm East Kalimantan
BHD 31,985 4,725
MNRB Holdings BHD 609,700 264,465
Ω#MR DIY Group M BHD 1,594,800 616,980
*MSM Malaysia Holdings BHD 17,000 4,066
Muhibbah Engineering M BHD 527,700 71,144
#Nationgate Holdings BHD 455,000 165,358
#Nestle Malaysia BHD 23,900 493,578
NEXG BHD 1,275,500 159,998
#Notion VTEC BHD 144,100 20,103
#OCK Group BHD 925,900 90,093
Padini Holdings BHD 385,900 180,056
Panasonic Manufacturing
Malaysia BHD, Class A 10,800 26,589
Pantech Group Holdings BHD 485,100 77,343
#Paramount Corp. BHD 338,800 85,792
PBA Holdings BHD 46,400 22,629
Pecca Group BHD 275,800 98,292
#Perak Transit BHD 777,700 125,818
Petron Malaysia Refining &
Marketing BHD 71,300 58,846
#Petronas Chemicals Group
BHD 20,800 18,922
Petronas Dagangan BHD 119,100 602,621
#Petronas Gas BHD 138,500 583,876
Power Root BHD 112,200 33,410
#PPB Group BHD 194,600 430,265
Shares Value
MALAYSIA — (Continued)
#Press Metal Aluminium
Holdings BHD 854,800 $ 1,070,254
#Public Bank BHD 5,203,100 5,136,003
#QL Resources BHD 812,400 809,543
#*Ranhill Utilities BHD 424,311 134,307
REDtone Digital BHD 96,600 12,231
RGB International BHD 784,500 54,262
#RHB Bank BHD, Class A 1,396,192 2,006,719
#Sam Engineering &
Equipment M BHD 32,875 32,143
*Sapura Energy BHD 23,700 222
#Sarawak Oil Palms BHD 363,550 285,555
#Scientex BHD 736,100 562,646
#SD Guthrie BHD 772,300 863,745
#Sime Darby BHD 2,243,100 857,269
#Sime Darby Property BHD 2,397,800 837,684
#SKP Resources BHD, Class
A 1,122,300 248,669
#*Solarvest Holdings BHD 313,100 183,529
Southern Cable Group BHD 50,900 20,527
SP Setia BHD Group 2,514,700 660,367
Sports Toto BHD, Class A 650,231 208,867
Sunway BHD, Class A 709,800 787,187
#Sunway Construction Group
BHD, Class A 229,100 281,473
#Syarikat Takaful Malaysia
Keluarga BHD 295,700 221,862
Ta Ann Holdings BHD 336,100 303,396
Taliworks Corp. BHD, Class A 253,500 34,474
Telekom Malaysia BHD 443,530 701,952
Tenaga Nasional BHD 550,400 1,680,236
Teo Seng Capital BHD 202,100 45,016
Thong Guan Industries BHD,
Class F 288,800 76,517
#TIME dotCom BHD 315,900 384,413
#*Top Glove Corp. BHD 5,603,300 899,944
#*Tropicana Corp. BHD, Class
A 436,200 121,707
#TSH Resources BHD, Class
A 1,185,900 325,323
#Uchi Technologies BHD 272,300 203,666
UEM Sunrise BHD 1,608,200 282,802
#Unisem M BHD, Class A 276,200 150,890
#United Plantations BHD 106,950 543,151
#UOA Development BHD 380,200 156,894
#Velesto Energy BHD 7,120,300 300,505
#ViTrox Corp. BHD 120,100 108,132
VS Industry BHD 2,729,581 515,196
#Wasco BHD 354,900 81,548
#*WCT Holdings BHD 1,806,400 332,479
#Wellcall Holdings BHD 329,600 102,010
#Westports Holdings BHD,
Class F 463,600 608,713
#Yinson Holdings BHD, Class
A 1,435,536 787,610
#YTL Corp. BHD, Class A 2,529,500 1,476,777
#YTL Power International
BHD, Class A 860,160 826,883

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
MALAYSIA — (Continued)
Zetrix Ai BHD 6,014,453 $ 1,240,966
TOTAL MALAYSIA 77,496,377
MEXICO — (1.6%)
#Alpek SAB de CV 423,057 203,344
*Alsea SAB de CV 182,363 547,617
America Movil SAB de CV,
Class B 1,284,680 1,161,967
America Movil SAB de CV,
Class B, ADR 344,062 6,217,200
Arca Continental SAB de CV 198,466 2,072,517
*Axtel SAB de CV 255,463 31,885
ΩBanco del Bajio SA 1,062,563 2,393,356
#Becle SAB de CV, Class A 145,049 182,038
Bolsa Mexicana de Valores
SAB de CV 417,793 897,783
Cemex SAB de CV 64,847 56,724
Cemex SAB de CV,
Sponsored ADR 795,201 6,918,249
Coca-Cola Femsa SAB de CV 36,142 300,254
Coca-Cola Femsa SAB de CV,
Sponsored ADR 13,175 1,094,052
Consorcio ARA SAB de CV 142,400 24,580
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 92,580 54,284
Corp Inmobiliaria Vesta SAB
de CV 566,812 1,597,917
Corp Inmobiliaria Vesta SAB
de CV, ADR 1,570 44,102
Corporativo Fragua SAB de
CV, Class H 242 7,106
El Puerto de Liverpool SAB de
CV, Class C1 71,520 352,121
Fomento Economico Mexicano
SAB de CV 117,137 1,059,543
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 11,338 1,025,635
GCC SAB de CV, Class A 190,107 1,779,858
Genomma Lab Internacional
SAB de CV, Class B 1,139,896 1,321,005
Gentera SAB de CV 2,049,082 4,639,369
Gruma SAB de CV, Class B 167,056 2,892,792
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 101,246 1,345,555
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B, Sponsored ADR 15,718 1,672,867
Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 20,839 4,788,594
Grupo Aeroportuario del
Sureste SAB de CV, Class B 4,235 128,621
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 8,034 2,436,792
Grupo Bimbo SAB de CV,
Class A 276,346 803,419
#Grupo Carso SAB de CV,
Class A1 116,501 832,402
Shares Value
MEXICO — (Continued)
#Grupo Comercial Chedraui
SA de CV, Class B 199,628 $ 1,620,159
Grupo Financiero Banorte SAB
de CV, Class O 906,827 8,097,074
#Grupo Financiero Inbursa
SAB de CV, Class O 642,816 1,660,939
Grupo Herdez SAB de CV,
Class B 127,732 371,762
Grupo Industrial Saltillo SAB
de CV 25,377 20,082
#Grupo Mexico SAB de CV,
Class B 1,215,661 7,624,474
#*Grupo Rotoplas SAB de CV 55,884 40,692
#Grupo Televisa SAB 36,409 20,246
*Industrias Penoles SAB de
CV 143,196 3,781,725
Kimberly-Clark de Mexico SAB
de CV, Class A 857,779 1,601,801
KUO SAB De CV, Series B,
Class B 100 235
#La Comer SAB de CV 262,623 569,643
Megacable Holdings SAB de
CV 779,980 2,171,939
*Minera Frisco SAB de CV 4,300 923
Ω*Nemak SAB de CV 834,455 152,456
*Ollamani SAB, Class A 10,583 26,305
Operadora De Sites
Mexicanos SAB de CV, Class
A 124,191 109,096
#Orbia Advance Corp. SAB de
CV, Class A 852,208 584,327
Organizacion Cultiba SAB de
CV, Class B 100 56
*Organizacion Soriana SAB de
CV, Class B 300 414
*Promotora de Hoteles Norte
19 SAB De CV, Class L 16,200 4,121
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 15 150
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 193,613 2,286,420
#Qualitas Controladora SAB
de CV, Class F 293,943 2,667,398
Regional SAB de CV 426,045 3,324,457
*Vista Energy SAB de CV,
Sponsored ADR 27,089 1,210,878
Wal-Mart de Mexico SAB de
CV, Class A 985,640 2,911,089
TOTAL MEXICO 89,742,409
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 1,755 11,056
Credicorp, Ltd. 13,051 3,093,087
Intercorp Financial Services,
Inc. 2,415 87,085
TOTAL PERU 3,191,228

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
PHILIPPINES — (0.4%)
*8990 Holdings, Inc. 2,100 $ 365
Aboitiz Equity Ventures, Inc. 574,270 312,079
Aboitiz Power Corp. 384,700 284,902
ACEN Corp. 2,935,000 125,788
Alliance Global Group, Inc.,
Class R 2,305,500 304,330
Apex Mining Co., Inc. 3,219,000 315,650
Asia United Bank Corp. 24,460 22,434
Ayala Corp. 41,960 424,402
Ayala Land, Inc. 1,388,200 594,951
Bank of the Philippine Islands,
Class A 473,204 958,860
BDO Unibank, Inc., Class A 1,628,428 3,983,657
Bloomberry Resorts Corp. 1,600,000 111,362
*Cebu Air, Inc., Class A 127,700 77,387
Century Pacific Food, Inc. 842,400 534,330
China Banking Corp., Class A 464,930 522,057
Converge Information and
Communications Technology
Solutions, Inc. 2,211,500 677,866
D&L Industries, Inc. 1,449,300 125,967
DigiPlus Interactive Corp.,
Class A 536,100 231,599
*DITO CME Holdings Corp. 3,673,000 68,634
DMCI Holdings, Inc. 2,919,800 513,559
DoubleDragon Corp. 498,100 82,828
East West Banking Corp.,
Class A 317,900 67,577
Emperador, Inc. 54,500 15,136
First Philippine Holdings Corp. 8,720 11,757
Ginebra San Miguel, Inc.,
Class A 28,810 141,253
Globe Telecom, Inc. 19,325 553,255
GT Capital Holdings, Inc. 79,690 818,997
International Container
Terminal Services, Inc. 407,370 3,128,646
JG Summit Holdings, Inc. 1,059,570 381,451
Jollibee Foods Corp. 172,930 643,309
Keepers Holdings, Inc. (The),
Class A 1,477,000 63,554
LT Group, Inc. 1,737,000 388,895
Manila Electric Co. 56,810 522,984
Manila Water Co., Inc. 877,100 552,581
Megaworld Corp. 9,108,000 310,717
Metropolitan Bank & Trust Co. 688,710 876,052
ΩMonde Nissin Corp. 948,000 121,562
Nickel Asia Corp. 3,538,000 136,468
Petron Corp. 853,000 35,827
Philex Mining Corp. 1,775,900 171,706
Philippine National Bank 266,260 287,565
Philippine Seven Corp. 56,660 51,480
PLDT, Inc. 24,165 545,584
PLDT, Inc., Sponsored ADR 11,049 255,011
Puregold Price Club, Inc. 951,800 652,672
Rizal Commercial Banking
Corp., Class A 3,700 1,586
Robinsons Land Corp. 1,528,600 379,972
Robinsons Retail Holdings,
Inc., Class F 188,140 122,562
Shares Value
PHILIPPINES — (Continued)
San Miguel Corp., Class A 270,680 $ 333,637
Security Bank Corp. 316,120 411,594
Semirara Mining & Power
Corp., Class A 630,500 356,688
Shakey's Pizza Asia Ventures,
Inc. 4,200 583
SM Investments Corp. 33,030 462,049
SM Prime Holdings, Inc. 887,900 353,136
STI Education Systems
Holdings, Inc. 1,021,000 24,504
*Synergy Grid & Development
Phils, Inc. 910,200 179,442
Union Bank of the Philippines 174,610 95,788
Universal Robina Corp., Class
A 348,730 529,081
Vista Land & Lifescapes, Inc.,
Class A 522,000 13,065
Wilcon Depot, Inc., Class A 1,248,900 214,100
TOTAL PHILIPPINES 24,484,833
POLAND — (1.2%)
AB SA 11,434 288,453
*Action SA 12,076 85,218
*Agora SA, Class H 14,977 37,061
Alior Bank SA 139,286 3,776,837
Ω*Allegro.eu SA 57,137 566,397
AmRest Holdings SE 32,397 124,243
Apator SA, Class A 915 5,195
#*Arctic Paper SA 26,057 79,832
ASBISc Enterprises PLC 21,571 158,056
Asseco Poland SA 50,801 2,759,090
Asseco South Eastern Europe
SA, Class F 4,462 92,012
Auto Partner SA, Class A 49,027 262,598
Bank Handlowy w Warszawie
SA 26,121 765,302
*Bank Millennium SA, Class A 390,934 1,531,699
*Bank Ochrony Srodowiska SA 5,707 15,742
Bank Polska Kasa Opieki SA 87,396 4,791,098
#Benefit Systems SA, Class A 1,607 1,463,257
BNPP Bank Polska SA 1,843 51,085
Boryszew SA 49,045 79,596
#Budimex SA, Class F 6,042 910,345
*CCC SA, Class A 42,569 2,209,963
CD Projekt SA 12,238 823,296
*Celon Pharma SA 7,845 49,163
#*Cognor Holding SA, Class A 124,142 232,559
Cyber Folks SA 7,648 368,677
#*Cyfrowy Polsat SA 104,587 422,802
*Datawalk SA 2,095 59,641
Develia SA 323,679 725,547
Ω*Dino Polska SA 155,980 2,072,353
Dom Development SA, Class
R 6,271 394,666
*Echo Investment SA 256 365
#Elektrotim SA 4,086 55,479
Enea SA 414,298 2,103,666
Erbud SA 16 146
Eurocash SA 38,787 84,191

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
POLAND — (Continued)
*Fabryki Mebli Forte SA 12 $ 91
Ferro SA, Class A 2,281 20,892
Globe Trade Centre SA 60 68
#*Grupa Azoty SA 57,079 285,395
Grupa Kety SA 9,623 2,252,411
Grupa Pracuj SA 3,054 52,345
Ω*HUUUGE, Inc. 8,717 45,009
#ING Bank Slaski SA, Class A 10,083 900,557
Inter Cars SA 4,212 646,351
*KGHM Polska Miedz SA,
Class A 72,144 2,469,203
LPP SA 447 1,997,973
#*Lubawa SA 16,786 40,122
*mBank SA 7,267 1,729,367
#Mirbud SA 69,388 277,998
Mo-BRUK SA 2,650 200,134
#*Mostostal Zabrze SA 43,657 73,658
Neuca SA 1,144 203,126
NEWAG SA, Class A 20 388
Orange Polska SA 386,682 905,917
ORLEN SA 330,648 7,408,145
PCC Rokita SA 2,744 51,073
Pepco Group NV 80,768 505,287
*PGE Polska Grupa
Energetyczna SA, Class A 731,158 2,371,270
*PKP Cargo SA 39,475 163,757
PlayWay SA 1,437 106,024
Powszechna Kasa
Oszczednosci Bank Polski SA 273,448 6,032,846
Powszechny Zaklad
Ubezpieczen SA 251,662 4,247,386
Santander Bank Polska SA 9,684 1,424,850
Synektik SA 6,024 345,888
*Tauron Polska Energia SA 1,354,082 3,023,657
TEN Square Games SA 743 16,257
Torpol SA 16,220 170,062
Unimot SA, Class F 3,871 156,540
Votum SA 4,839 58,770
Voxel SA 316 14,962
VRG SA 42,352 46,503
Warsaw Stock Exchange 11,583 164,408
Wirtualna Polska Holding SA 4,063 81,064
ΩXTB SA, Class A 85,242 1,713,515
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 4,237 69,898
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 18,474 115,772
TOTAL POLAND 67,834,569
QATAR — (0.7%)
Aamal Co., Class F 1,827,769 413,645
Ahli Bank QSC 23,431 24,448
Al Khaleej Takaful Group QSC 261,050 173,508
Al Meera Consumer Goods
Co. QSC 88,621 359,741
Al Rayan Bank 2,976,768 1,945,814
*Baladna 1,643,590 604,892
Barwa Real Estate Co. 1,706,377 1,316,455
Commercial Bank PSQC (The) 1,059,659 1,424,908
Shares Value
QATAR — (Continued)
*Dlala Brokerage &
Investments Holding Co. QSC 200,967 $ 59,004
Doha Bank QPSC 2,488,976 1,672,761
Doha Insurance Co. QSC 123,313 89,919
*Estithmar Holding QPSC,
Class A 1,481,662 1,444,224
Gulf International Services
QSC 2,159,061 1,963,969
Gulf Warehousing Co., Class A 475,017 361,122
Industries Qatar QSC 104,162 380,201
Lesha Bank LLC 1,485,891 759,474
Mannai Corp. QSC 169,090 283,984
*Mazaya Real Estate
Development QPSC 982,641 166,247
Medicare Group 247,509 389,380
Mesaieed Petrochemical
Holding Co., Class A 1,095,513 407,696
Ooredoo QPSC, Class A 484,587 1,791,415
Qatar Aluminum Manufacturing
Co. 5,253,767 2,139,889
Qatar Electricity & Water Co.
QSC 157,208 695,152
Qatar Fuel QSC 178,310 744,387
Qatar Gas Transport Co., Ltd. 1,789,492 2,364,036
Qatar Industrial Manufacturing
Co. QSC 192,998 136,175
Qatar Insurance Co. SAQ 825,967 475,935
Qatar International Islamic
Bank QSC 286,838 876,821
Qatar Islamic Bank QPSC 239,107 1,610,902
Qatar Islamic Insurance Group 72,566 173,194
Qatar National Bank QPSC,
Class A 2,777,485 14,303,171
Qatar National Cement Co.
QSC 292,882 277,598
QLM Life & Medical Insurance
Co. WLL 112,992 62,035
Salam International
Investment, Ltd. QSC 1,360,039 270,065
United Development Co. QSC 1,618,204 459,106
Vodafone Qatar QSC 2,541,184 1,664,577
*Widam Food Co. 112,220 68,454
Zad Holding Co. 52,562 211,201
TOTAL QATAR 42,565,505
SAUDI ARABIA — (3.2%)
Abdullah Al Othaim Markets
Co. 211,266 411,144
Abdullah Saad Mohammed
Abo Moati Stationaries Co. 5,997 61,359
*ACWA Power Co. 17,341 1,017,040
Ades Holding Co. 257,246 864,093
*Advanced Petrochemical Co. 106,853 883,059
Al Babtain Power &
Telecommunication Co. 104,935 1,577,760
Al Hammadi Holding 79,141 764,594
Al Hassan Ghazi Ibrahim
Shaker Co. 30,309 217,353
Al Jouf Agricultural
Development Co. 19,474 221,471

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
*Al Jouf Cement Co. 54,400 $ 99,776
*Al Khaleej Training and
Education Co. 52,342 342,286
Al Masane Al Kobra Mining
Co. 40,012 709,338
Al Moammar Information
Systems Co. 1,429 49,372
Al Rajhi Bank 758,570 19,160,915
*Al Rajhi Co. for Co-operative
Insurance 14,104 446,684
Al Yamamah Steel Industries
Co. 37,216 342,287
Alamar Foods 13,025 179,172
Alandalus Property Co. 30,665 159,984
Alaseel Co. 337,714 343,917
Al-Dawaa Medical Services
Co. 25,786 504,914
Aldrees Petroleum and
Transport Services Co. 72,232 2,299,193
Al-Etihad Cooperative
Insurance Co. 29,919 100,738
Alinma Bank 656,822 4,521,112
AlJazira Takaful Ta'awuni Co. 47,495 161,436
AlKhorayef Water & Power
Technologies Co. 14,569 502,580
*Allianz Saudi Fransi
Cooperative Insurance Co. 53,375 202,196
Almarai Co. JSC, Class H 309,014 3,945,981
Almawarid Manpower Co. 4,119 139,785
Almunajem Foods Co. 16,876 299,180
Alujain Corp. 43,558 426,163
*Anaam International Holding
Group Co. 11,883 47,613
Arab National Bank 388,300 2,250,444
*Arabia Insurance Cooperative
Co. 29,174 87,963
Arabian Cement Co. 56,785 311,999
ΩArabian Centres Co. 121,714 673,611
*Arabian Contracting Services
Co. 16,797 432,116
Arabian Drilling Co. 24,580 492,111
Arabian Internet &
Communications Services Co. 18,621 1,184,941
Arabian Pipes Co. 106,948 169,071
*Arabian Shield Cooperative
Insurance Co. 49,496 195,287
Arriyadh Development Co. 105,510 901,213
*ARTEX Industrial Investment
Co. 46,980 161,564
*Ash-Sharqiyah Development
Co. 6,784 30,347
Astra Industrial Group Co. 34,118 1,274,275
Ataa Educational Co. 13,633 222,425
*BAAN Holding Group Co. 244,992 162,627
Baazeem Trading Co., Class A 54,778 83,384
Bank AlBilad 319,115 2,215,285
*Bank Al-Jazira 832,868 2,790,955
Banque Saudi Fransi 349,395 1,598,363
Basic Chemical Industries, Ltd. 16,462 115,244
Shares Value
SAUDI ARABIA — (Continued)
Bawan Co., Class H 43,413 $ 606,446
BinDawood Holding Co. 280,257 442,303
Bupa Arabia for Cooperative
Insurance Co. 41,674 1,873,114
*Buruj Cooperative Insurance
Co., Class A 17,081 78,458
Catrion Catering Holding Co. 46,953 1,420,694
*Chubb Arabia Cooperative
Insurance Co. 18,698 165,092
City Cement Co., Class A 76,727 342,000
Co. for Cooperative Insurance
(The) 47,941 1,716,423
Dallah Healthcare Co. 19,000 688,865
*Dar Al Arkan Real Estate
Development Co., Class A 810,014 4,124,461
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 40,731 2,847,076
East Pipes Integrated Co. for
Industry 17,545 505,148
Eastern Province Cement Co.,
Class F 55,183 405,439
Electrical Industries Co. 890,885 2,130,372
Elm Co. 2,645 641,665
*Emaar Economic City 185,856 622,807
Etihad Etisalat Co. 531,416 8,670,166
*Fawaz Abdulaziz Al Hokair
& Co. 42,452 326,389
*Filling & Packing Materials
Manufacturing Co, Class A 3,720 33,242
First Milling Co. 21,783 330,133
*Fitaihi Holding Group 163,212 143,149
Gulf Insurance Group 33,557 221,232
*Gulf Union Cooperative
Insurance Co. 33,926 127,434
*Herfy Food Services Co. 31,595 211,919
Jamjoom Pharmaceuticals
Factory Co. 7,566 327,361
Jarir Marketing Co. 278,440 953,841
*Jazan Development and
Investment Co. 17,111 49,721
*L'Azurde Co. for Jewelry,
Class A 58,341 198,301
Leejam Sports Co. JSC 22,683 859,283
*Liva Insurance Co., Class H 21,499 73,935
*Lumi Rental Co. 31,159 502,966
Maharah Human Resources
Co. 85,858 106,662
*Malath Cooperative Insurance
Co. 21,463 73,697
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 79,209 357,920
*Methanol Chemicals Co. 33,011 110,444
Middle East Healthcare Co. 63,141 949,362
*Middle East Paper Co. 183,094 1,363,772
Middle East Specialized
Cables Co., Class A 35,804 319,373
Mobile Telecommunications
Co. 1,076,890 2,985,699

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Mouwasat Medical Services
Co. 31,717 $ 642,609
Nahdi Medical Co. 22,083 728,820
*Najran Cement Co. 91,227 197,722
*Nama Chemicals Co. 8,761 57,969
*National Agriculture
Development Co. (The) 207,673 1,139,375
National Co. for Glass
Industries (The) 21,315 230,703
National Co. for Learning &
Education 7,580 337,868
National Gas &
Industrialization Co. 21,826 441,920
*National Gypsum 14,054 79,841
*National Industrialization Co. 415,713 1,066,130
National Medical Care Co. 16,026 693,829
*National Metal Manufacturing
& Casting Co., Class A 22,420 102,922
Northern Region Cement Co.,
Class A 118,354 254,939
*Perfect Presentation For
Commercial Services Co.,
Class A 75,861 217,607
Power & Water Utility Co. for
Jubail & Yanbu, Class A 60,539 647,497
Qassim Cement Co. (The) 52,127 640,349
*Rabigh Refining &
Petrochemical Co. 250,268 475,036
*Red Sea International Co. 7,971 84,404
Retal Urban Development Co. 202,294 800,310
Riyad Bank 608,997 4,578,314
Riyadh Cables Group Co.,
Class A 19,637 686,832
Riyadh Cement Co., Class A 67,054 567,736
SABIC Agri-Nutrients Co.,
Class A 97,919 3,111,606
Sahara International
Petrochemical Co., Class A 61,549 293,708
SAL Saudi Logistics Services 1,936 89,030
*Saudi Arabian Amiantit Co. 39,507 218,015
*Saudi Arabian Cooperative
Insurance Co. 12,595 48,854
*Saudi Arabian Mining Co. 302,190 4,189,139
ΩSaudi Arabian Oil Co. 1,963,755 12,721,401
Saudi Aramco Base Oil Co. 31,358 872,751
Saudi Automotive Services Co. 49,435 679,367
Saudi Awwal Bank 476,361 4,114,552
Saudi Basic Industries Corp. 31,004 451,699
Saudi Cement Co. 95,074 969,217
*Saudi Ceramic Co. 83,409 680,418
Saudi Chemical Co. Holding 642,293 1,306,469
*Saudi Co. For Hardware
CJSC 10,676 81,968
Saudi Electricity Co. 268,841 1,058,564
Saudi Industrial Investment
Group 249,246 1,194,701
Saudi Investment Bank (The) 252,353 968,079
*Saudi Kayan Petrochemical
Co. 868,217 1,057,757
Shares Value
SAUDI ARABIA — (Continued)
*Saudi Marketing Co. 39,418 $ 176,121
Saudi National Bank (The) 913,986 9,137,180
Saudi Paper Manufacturing
Co. 22,311 328,322
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 56,854 365,578
*Saudi Printing & Packaging
Co. 17,654 54,405
*Saudi Public Transport Co. 113,870 406,169
*Saudi Real Estate Co. 98,847 485,394
*Saudi Reinsurance Co. 116,565 1,413,907
*Saudi Research & Media
Group 18,709 918,218
Saudi Steel Pipe Co. 39,467 539,750
Saudi Tadawul Group Holding
Co. 11,870 518,013
Saudi Telecom Co. 1,202,693 13,479,036
Saudia Dairy & Foodstuff Co.,
Class A 14,894 1,044,260
*Savola Group (The) 160,089 1,058,838
Scientific & Medical Equipment
House Co. 15,997 150,967
*Seera Group Holding 320,021 2,207,924
*Sinad Holding Co. 77,279 222,292
Southern Province Cement Co. 67,927 476,255
Sustained Infrastructure
Holding Co. 64,233 569,537
*Tabuk Agriculture 10,490 29,168
Tabuk Cement Co. 49,774 138,265
*Takween Advanced Industries
Co. 28,810 60,214
Tanmiah Food Co., Class F 11,487 274,995
Theeb Rent A Car Co. 22,330 367,295
*Umm Al-Qura Cement Co. 30,076 125,160
United Electronics Co. 59,559 1,425,027
United International
Transportation Co. 67,702 1,263,400
United Wire Factories Co. 8,898 53,609
*Wafrah for Industry and
Development 9,743 69,350
*Walaa Cooperative Insurance
Co. 124,279 463,176
*Wataniya Insurance Co. 22,502 97,660
Yamama Cement Co. 95,089 833,496
Yanbu Cement Co. 83,949 381,128
Yanbu National Petrochemical
Co., Class A 98,344 799,630
Zahrat Al Waha For Trading
Co. 7,254 50,860
TOTAL SAUDI ARABIA 183,026,710
SINGAPORE — (0.3%)
Concord New Energy Group,
Ltd. 8,780,000 464,166
Leoch International
Technology, Ltd. 373,000 92,181
Ω*Mobvista, Inc. 718,000 822,270
Trip.com Group, Ltd. 139,600 8,749,452

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
SINGAPORE — (Continued)
Trip.com Group, Ltd.,
Sponsored ADR 22,000 $ 1,362,900
Want Want China Holdings,
Ltd., Class A 4,723,000 3,411,390
TOTAL SINGAPORE 14,902,359
SOUTH AFRICA — (3.0%)
Absa Group, Ltd., Class F 489,256 4,882,414
Adcock Ingram Holdings, Ltd.,
Class A 63,678 242,985
Advtech, Ltd., Class A 503,333 907,990
AECI, Ltd. 175,675 1,063,328
African Rainbow Minerals, Ltd. 99,508 1,019,761
Afrimat, Ltd. 127,243 294,349
Alexander Forbes Group
Holdings, Ltd. 9,907 4,646
Altron, Ltd., Class A 128,746 149,874
Anglogold Ashanti PLC 1,362 62,156
Anglogold Ashanti PLC, Class
H 85,376 3,948,640
Aspen Pharmacare Holdings,
Ltd. 115,465 749,014
Astral Foods, Ltd. 74,491 716,094
AVI, Ltd. 356,841 1,853,028
Barloworld, Ltd. 344,972 2,221,786
Bell Equipment, Ltd. 14,090 31,558
Bid Corp., Ltd. 125,212 3,171,414
Bidvest Group, Ltd., Class A 246,277 3,240,519
*Blue Label Telecoms, Ltd. 519,293 469,539
Capitec Bank Holdings, Ltd.,
Class F 18,250 3,564,788
Cashbuild, Ltd., Class A 8,661 74,240
City Lodge Hotels, Ltd. 323,490 74,421
Clicks Group, Ltd., Class H 165,657 3,498,746
Coronation Fund Managers,
Ltd. 246,816 562,084
Curro Holdings, Ltd. 201,363 97,884
DataTec, Ltd. 462,496 1,530,016
ΩDis-Chem Pharmacies, Ltd. 496,696 853,441
Discovery, Ltd. 191,290 2,284,372
DRDGOLD, Ltd. 242,259 323,548
DRDGOLD, Ltd., ADR 18,369 245,042
Exxaro Resources, Ltd. 69,549 612,624
Famous Brands, Ltd., Class A 61,766 200,677
FirstRand, Ltd. 1,997,463 8,556,532
Foschini Group, Ltd., Class A 556,127 3,783,171
Gold Fields, Ltd., Class A 3,094 75,423
#Gold Fields, Ltd., Sponsored
ADR 475,557 11,584,569
Grindrod, Ltd., Class B 735,383 471,751
Harmony Gold Mining Co., Ltd. 144,730 1,935,336
#Harmony Gold Mining Co.,
Ltd., Sponsored ADR 361,587 4,866,961
Hudaco Industries, Ltd. 33,480 361,045
*Impala Platinum Holdings,
Ltd. 297,116 2,824,676
Investec, Ltd. 103,549 769,409
Invicta Holdings, Ltd. 144 269
*iOCo, Ltd. 374,672 86,817
Shares Value
SOUTH AFRICA — (Continued)
Italtile, Ltd. 407,446 $ 221,946
JSE, Ltd. 79,552 598,977
*KAP, Ltd., Class A 2,903,214 298,630
Kumba Iron Ore, Ltd. 12,676 211,158
Lewis Group, Ltd., Class A 41,069 178,244
Life Healthcare Group
Holdings, Ltd. 2,010,277 1,488,600
Merafe Resources, Ltd. 1,549,726 105,415
*Metair Investments, Ltd.,
Class H 80,092 26,531
Momentum Group, Ltd., Class
A 2,311,500 4,407,605
Motus Holdings, Ltd. 300,706 1,543,732
Mpact, Ltd. 292 404
Mr Price Group, Ltd. 251,851 2,942,962
MTN Group, Ltd., Class A 1,075,577 9,121,512
*MultiChoice Group 230,454 1,533,811
*Nampak, Ltd. 5,595 155,493
Nedbank Group, Ltd. 310,333 4,265,974
NEPI Rockcastle NV 286,137 2,203,172
Netcare, Ltd. 2,173,317 1,652,598
Ninety One, Ltd., Class A 202,790 490,868
Northam Platinum Holdings,
Ltd., Class A 398,740 4,625,891
*Nutun, Ltd. 750,596 58,113
Oceana Group, Ltd. 130,086 376,751
Old Mutual, Ltd., Class A 6,720,824 4,746,298
Omnia Holdings, Ltd. 221,621 968,845
OUTsurance Group, Ltd.,
Class A 329,834 1,409,079
ΩPepkor Holdings, Ltd. 1,994,299 3,020,813
*Pick n Pay Stores, Ltd. 680,313 1,066,604
PPC, Ltd. 1,630,315 460,717
Premier Group, Ltd. 1,697 13,139
#PSG Financial Services, Ltd. 586,737 761,874
*Rainbow Chicken, Class A 404 96
Raubex Group, Ltd. 312,274 779,023
RCL Foods, Ltd. 404 223
Reunert, Ltd. 239,983 741,349
RFG Holdings, Ltd. 40,563 35,936
Sanlam, Ltd. 774,603 3,754,249
Santam, Ltd. 42,943 1,048,063
Sappi, Ltd. 526,483 803,300
*Sasol, Ltd., Class A 19,976 103,534
Shoprite Holdings, Ltd., Class
A 259,675 3,812,875
*Sibanye Stillwater, Ltd., Class
A 2,751,218 5,837,923
*Sibanye Stillwater, Ltd., Class
A, ADR 150,978 1,262,176
Southern Sun, Ltd., Class A 820,945 429,938
*SPAR Group, Ltd. (The) 282,664 1,672,614
Spur Corp., Ltd. 11,983 23,724
Stadio Holdings, Ltd. 116,768 56,503
Standard Bank Group, Ltd. 732,694 9,498,178
Sun International, Ltd. 236,940 615,592
Super Group, Ltd. 579,566 519,230
Telkom SA SOC, Ltd., Class A 708,349 2,328,062
Thungela Resources, Ltd. 203,228 1,045,108

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
Tiger Brands, Ltd. 155,758 $ 2,614,271
Truworths International, Ltd. 425,406 1,663,983
Tsogo Sun, Ltd. 345,114 131,881
Valterra Platinum, Ltd. 67,603 3,071,324
Vodacom Group, Ltd. 326,982 2,514,954
We Buy Cars Holdings, Ltd. 157,480 501,463
Wilson Bayly Holmes-Ovcon,
Ltd. 62,871 604,563
Woolworths Holdings, Ltd. 672,008 1,858,172
Zeda, Ltd. 292,628 206,333
TOTAL SOUTH AFRICA 170,757,333
TAIWAN — (19.2%)
#104 Corp. 13,000 96,691
91APP, Inc. 63,000 173,502
ABC Taiwan Electronics Corp. 43,950 23,854
#Ability Enterprise Co., Ltd. 315,000 633,219
Ability Opto-Electronics
Technology Co., Ltd. 15,000 58,799
Abnova Corp. 31,000 29,081
AcBel Polytech, Inc. 764,723 708,421
Accton Technology Corp. 277,000 8,278,214
Acer Cyber Security, Inc. 9,736 56,105
#Acer E-Enabling Service
Business, Inc. 14,000 109,992
#Acer, Inc. 1,671,000 1,799,905
#*ACES Electronic Co., Ltd. 332,000 639,585
*Acme Electronics Corp. 70,000 43,153
*Acon Holding, Inc. 461,000 124,952
#Acter Group Corp., Ltd. 108,000 1,773,013
#Action Electronics Co., Ltd. 259,000 110,637
Actron Technology Corp. 58,968 259,797
ADATA Technology Co., Ltd. 478,343 1,463,195
Addcn Technology Co., Ltd.,
Class A 46,893 276,511
*Adimmune Corp. 332,000 191,319
Adlink Technology, Inc. 66,000 149,038
#Advanced Ceramic X Corp. 53,000 212,195
Advanced Energy Solution
Holding Co., Ltd. 30,000 1,251,361
Advanced International
Multitech Co., Ltd., Class A 164,000 353,303
*Advanced Optoelectronic
Technology, Inc. 115,000 54,134
Advanced Power Electronics
Corp. 8,000 21,710
#Advanced Wireless
Semiconductor Co. 53,000 170,111
#Advancetek Enterprise Co.,
Ltd. 353,000 827,875
Advantech Co., Ltd. 87,896 987,993
#Aero Win Technology Corp.,
Class A 48,000 79,685
Aerospace Industrial
Development Corp. 155,000 226,937
#AIC, Inc., Class A 38,337 410,375
Airoha Technology Corp.,
Class F 18,000 335,908
Airtac International Group,
Class A 75,000 2,150,934
Shares Value
TAIWAN — (Continued)
#Alchip Technologies, Ltd. 17,000 $ 2,212,748
Alexander Marine Co., Ltd. 11,544 78,320
*Algoltek, Inc. 31,000 57,124
#*ALI Corp. 35,400 31,133
#All Ring Tech Co., Ltd., Class
A 43,313 547,081
Allied Supreme Corp. 41,000 357,836
#Allis Electric Co., Ltd., Class
A 176,912 607,538
Allmind Holdings Corp. 10,000 16,417
#Alltek Technology Corp. 258,000 310,317
#Alltop Technology Co., Ltd. 60,000 470,391
Alpha Networks, Inc. 201,000 179,131
Altek Corp. 822,624 1,116,216
#Amazing Microelectronic
Corp. 35,443 75,998
AMPACS Corp. 81,000 84,399
Ampak Technology, Inc. 45,000 121,216
Ampire Co., Ltd. 120,000 108,954
#Ample Electronic Technology
Co., Ltd. 29,000 134,567
#AMPOC Far-East Co., Ltd. 73,000 231,859
AmTRAN Technology Co., Ltd. 423,000 188,488
*Amulaire Thermal
Technology, Inc., Class A 42,000 34,475
#Anderson Industrial Corp. 366,000 177,191
#Anji Technology Co., Ltd.,
Class A 86,037 93,106
#Anpec Electronics Corp. 107,000 609,431
Aopen, Inc., Class A 26,000 39,112
#Apac Opto Electronics, Inc. 40,000 112,974
Apacer Technology, Inc. 79,000 153,249
#APAQ Technology Co., Ltd. 30,000 105,537
Apex Biotechnology Corp. 85,000 81,874
#Apex Dynamics, Inc. 9,000 214,088
#*Apex International Co., Ltd. 222,534 180,055
Apex Science & Engineering 145,370 58,932
#ARBOR Technology Corp. 52,000 71,865
Arcadyan Technology Corp. 198,000 1,476,003
Ardentec Corp. 1,039,000 2,628,177
Ares International Corp. 8,000 14,366
#Argosy Research, Inc. 94,000 525,940
ASE Technology Holding Co.,
Ltd. 1,774,000 9,063,908
#ASE Technology Holding Co.,
Ltd., ADR 138,000 1,311,000
Asia Electronic Material Co.,
Ltd. 44,000 28,525
#Asia Optical Co., Inc. 387,000 1,692,051
Asia Polymer Corp. 308,000 128,473
#Asia Tech Image, Inc. 108,000 280,426
#Asia Vital Components Co.,
Ltd., Class R 203,788 6,301,912
ASIX Electronics Corp. 52,000 143,034
ASolid Technology Co., Ltd. 26,000 44,949
ASPEED Technology, Inc. 13,000 1,986,096
ASROCK, Inc. 34,000 303,577
Asustek Computer, Inc., Class
A 212,000 4,702,035

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#ATE Energy International
Co., Ltd. 104,000 $ 97,737
#Aten International Co., Ltd. 77,000 150,917
#Auden Techno Corp. 24,239 73,657
AUO Corp. 4,212,800 1,693,730
#AURAS Technology Co., Ltd. 26,000 587,118
Aurora Corp., Class A 27,000 51,743
Avalue Technology, Inc. 66,000 213,827
AVer Information, Inc. 9,000 10,116
#Axiomtek Co., Ltd. 133,072 378,964
#Azurewave Technologies,
Inc. 194,000 382,833
Bafang Yunji International Co.,
Ltd., Class H 46,000 284,345
Bank of Kaohsiung Co., Ltd. 699,537 274,213
Baotek Industrial Materials,
Ltd. 8,000 13,938
BenQ Materials Corp. 139,000 105,016
#BES Engineering Corp. 2,584,000 960,965
Best Precision Industrial Co.,
Ltd. 3,000 13,066
#Billion Electric Co., Ltd. 52,000 50,001
#Bin Chuan Enterprise Co.,
Ltd. 146,000 236,261
B'in Live Co., Ltd. 17,000 50,463
Bionet Corp. 2,772 6,557
Bionime Corp. 25,000 61,228
*Biostar Microtech
International Corp. 126,000 75,142
#Bioteque Corp. 56,000 206,382
Bizlink Holding, Inc., Class A 159,086 4,855,591
Bon Fame Co., Ltd. 36,000 73,333
Bonny Worldwide, Ltd. 18,000 90,761
Bora Pharmaceuticals Co., Ltd. 28,597 787,561
#Brave C&H Supply Co., Ltd. 27,000 76,891
#Brightek Optoelectronic Co.,
Ltd., Class A 99,000 157,551
Brighten Optix Corp., Class A 10,120 65,607
Brighton-Best International
Taiwan, Inc. 301,000 351,952
#Brillian Network & Automation
Integrated System Co., Ltd. 23,899 207,783
#Brogent Technologies, Inc.,
Class A 27,000 81,595
#C Sun Manufacturing, Ltd. 151,000 733,562
*Calin Technology Co., Ltd. 100,000 93,140
Calitech Co., Ltd. 19,000 42,077
*Caliway Biopharmaceuticals
Co., Ltd. 40,000 165,508
*Cameo Communications, Inc. 253,000 76,288
#Capital Futures Corp. 150,670 245,585
Capital Securities Corp. 2,340,000 1,591,490
#*Career Technology MFG.
Co., Ltd. 529,089 253,488
Castles Technology Co., Ltd. 32,412 76,883
#Caswell, Inc. 62,000 174,695
Cathay Chemical Works 26,000 48,433
Cathay Consolidated, Inc. 18,000 50,296
Shares Value
TAIWAN — (Continued)
Cathay Financial Holding Co.,
Ltd. 2,305,135 $ 4,703,333
Cathay Real Estate
Development Co., Ltd. 552,000 344,913
#*CCP Contact Probes Co.,
Ltd., Class A 132,473 136,257
#Celxpert Energy Corp. 227,747 265,536
Cenra, Inc., Class A 126,000 141,841
#Central Reinsurance Co.,
Ltd., Class R 428,000 331,961
Century Iron & Steel Industrial
Co., Ltd. 259,000 1,631,359
#Chain Chon Industrial Co.,
Ltd. 174,000 60,920
*ChainQui Construction
Development Co., Ltd. 127,000 55,740
Chaintech Technology Corp. 19,000 22,089
#Champion Building Materials
Co., Ltd. 213,200 71,430
Champion Microelectronic
Corp. 43,000 83,126
Chang Hwa Commercial Bank,
Ltd. 1,643,230 1,018,503
Chang Wah Technology Co.,
Ltd., Class A 411,500 422,564
Channel Well Technology Co.,
Ltd. 376,000 1,127,465
Chant Sincere Co., Ltd., Class
A 50,000 70,860
Charoen Pokphand Enterprise,
Class F 186,600 725,206
Chateau International
Development Co., Ltd. 10,481 10,517
#CHC Healthcare Group 171,000 264,399
CHC Resources Corp. 70,000 170,969
#Chen Full International Co.,
Ltd. 141,000 191,559
Chenbro Micom Co., Ltd.,
Class A 85,000 1,460,926
Cheng Fwa Industrial Co., Ltd. 29,000 22,784
Cheng Loong Corp. 795,000 486,096
#*Cheng Mei Materials
Technology Corp. 587,893 273,782
Cheng Shin Rubber Industry
Co., Ltd. 1,554,000 2,087,793
#Cheng Uei Precision Industry
Co., Ltd., Class A 583,000 1,115,313
#Chenming Electronic
Technology Corp. 197,000 785,426
Chicony Electronics Co., Ltd.,
Class A 478,000 2,097,931
#Chicony Power Technology
Co., Ltd. 209,000 791,256
Chief Telecom, Inc. 24,600 359,759
#Chieftek Precision Co., Ltd. 53,000 151,644
Chien Shing Harbour Service
Co., Ltd. 56,000 86,774
*Chien Shing Stainless Steel
Co., Ltd., Class A 120,974 47,421
#China Airlines, Ltd., Class A 4,606,000 3,178,946

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
China Bills Finance Corp.,
Class H 593,000 $ 300,995
China Container Terminal
Corp., Class A 141,000 124,714
China Ecotek Corp. 27,000 50,386
China Fineblanking
Technology Co., Ltd. 15,000 13,066
#China General Plastics Corp. 312,000 124,915
China Glaze Co., Ltd. 105,000 57,166
*China Man-Made Fiber Corp. 1,597,000 340,294
#China Metal Products, Class
H 524,000 437,142
#China Motor Corp., Class A 611,000 1,134,078
#China Steel Chemical Corp. 163,000 474,569
#China Steel Corp. 3,739,000 2,436,504
China Steel Structure Co., Ltd. 100,000 143,396
#China Wire & Cable Co., Ltd.,
Class A 114,000 145,520
#Chinese Maritime Transport,
Ltd. 66,000 106,692
#Ching Feng Home Fashions
Co., Ltd. 141,837 96,704
Chin-Poon Industrial Co., Ltd. 848,000 1,002,911
*Chip Hope Co., Ltd. 31,000 37,857
Chipbond Technology Corp. 1,178,000 2,210,168
ChipMOS Technologies, Inc. 691,000 601,926
Chlitina Holding, Ltd. 59,237 202,435
Chong Hong Construction Co.,
Ltd. 189,000 518,606
Chroma ATE, Inc. 250,000 3,605,830
*Chun YU Works & Co., Ltd. 25,000 15,747
Chun Yuan Steel Industry Co.,
Ltd. 472,000 313,902
*Chung Hung Steel Corp. 768,000 396,254
Chung Hwa Chemical
Industrial Works, Ltd. 15,000 16,584
Chung Hwa Food Industrial
Co., Ltd. 36,300 108,970
*Chung Hwa Pulp Corp. 338,000 138,722
Chung Lien Co., Ltd. 37,000 46,455
Chung Tai Resource
Technology Corp. 20,000 69,688
*Chung-Hsin Electric &
Machinery Manufacturing
Corp. 631,000 3,488,232
#Chunghwa Precision Test
Tech Co., Ltd. 14,000 400,101
Chunghwa Telecom Co., Ltd. 523,000 2,260,390
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 51,212 2,222,601
#Chyang Sheng Texing Co.,
Ltd. 103,000 68,845
CKM Applied Materials Corp. 59,000 59,894
Cleanaway Co., Ltd. 80,000 517,296
#C-Media Electronics, Inc. 41,000 54,190
#*CoAsia Electronics Corp. 69,000 96,631
Collins Co., Ltd. 102,000 51,944
Compal Electronics, Inc. 3,884,000 3,838,780
Shares Value
TAIWAN — (Continued)
#Compeq Manufacturing Co.,
Ltd., Class A 1,268,000 $ 2,791,108
Complex Micro Interconnection
Co., Ltd. 56,000 76,080
Compucase Enterprise 49,000 189,614
Concord International
Securities Co., Ltd. 226,537 91,078
#Concord Securities Co., Ltd. 705,750 277,831
#Continental Holdings Corp. 398,000 294,025
Contrel Technology Co., Ltd.,
Class A 116,000 146,324
#Coremax Corp. 95,561 176,090
#Coretronic Corp. 694,000 1,897,325
#Co-Tech Development Corp. 395,000 1,568,222
#Coxon Precise Industrial Co.,
Ltd., Class R 122,000 55,794
Crowell Development Corp.,
Class H 95,550 85,634
*CSBC Corp., Class H 428,762 231,996
CTBC Financial Holding Co.,
Ltd. 11,095,000 15,333,571
CTCI Corp., Class A 567,000 553,750
Cub Elecparts, Inc. 12,000 28,223
CviLux Corp. 71,000 101,097
Cyberlink Corp. 48,000 151,329
CyberPower Systems, Inc. 49,450 386,024
#*CyberTAN Technology, Inc. 796,000 704,059
Cystech Electronics Corp. 18,000 46,255
DA CIN Construction Co., Ltd. 239,000 478,040
Dafeng TV, Ltd. 14,000 23,781
#Dah San Electric Wire &
Cable Co., Ltd. 109,824 192,438
#Da-Li Development Co., Ltd.,
Class A 343,839 524,154
#Darfon Electronics Corp. 264,000 310,016
Darwin Precisions Corp., Class
A 481,000 174,045
Data Image Corp. 12,000 19,740
Davicom Semiconductor, Inc. 65,000 51,612
Daxin Materials Corp. 88,000 754,770
#De Licacy Industrial Co., Ltd. 303,640 135,302
#Delpha Construction Co., Ltd. 303,000 289,321
Delta Electronics, Inc., Class A 635,000 12,062,819
#Depo Auto Parts Ind Co.,
Ltd., Class A 126,000 728,202
Desiccant Technology Corp. 15,400 77,651
DFI, Inc. 36,000 86,600
Dimerco Data System Corp. 39,000 159,410
#Dimerco Express Corp. 163,802 415,988
#D-Link Corp. 1,452,000 802,680
*DONPON PRECISION, Inc. 183,000 175,351
Dr Wu Skincare Co., Ltd. 12,000 51,060
#Draytek Corp. 68,000 72,904
#Drewloong Precision, Inc. 38,681 211,241
Dyaco International, Inc.,
Class H 86,259 61,701
#Dynamic Holding Co., Ltd. 879,000 2,326,527
Dynamic Medical
Technologies, Inc. 4,000 9,783

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Dynapack International
Technology Corp., Class F 275,000 $ 2,128,319
E Ink Holdings, Inc. 293,000 2,022,213
E.Sun Financial Holding Co.,
Ltd. 7,963,156 8,550,772
#Eastech Holding, Ltd. 66,000 201,223
Eastern Media International
Corp. 352,511 182,471
#Eclat Textile Co., Ltd. 147,000 1,984,789
eCloudvalley Digital
Technology Co., Ltd. 6,000 16,162
ECOVE Environment Corp.,
Class A 33,000 322,841
#*Edimax Technology Co., Ltd. 331,000 195,733
Edison Opto Corp. 109,000 63,908
*Edom Technology Co., Ltd. 174,000 148,656
eGalax_eMPIA Technology,
Inc. 43,000 51,431
Elan Microelectronics Corp. 378,000 1,576,715
E-Lead Electronic Co., Ltd. 40,000 50,993
#E-LIFE MALL Corp., Class A 95,000 226,937
#Elite Advanced Laser Corp. 184,000 1,199,028
Elite Material Co., Ltd. 196,000 7,256,219
Elite Semiconductor
Microelectronics Technology,
Inc. 692,000 1,163,863
#Elitegroup Computer Systems
Co., Ltd. 412,000 240,871
eMemory Technology, Inc. 39,000 2,659,017
#Emerging Display
Technologies Corp. 169,000 126,265
ENE Technology, Inc. 33,000 39,968
Ennoconn Corp. 78,000 799,665
#Ennostar, Inc. 845,000 996,532
EnTie Commercial Bank Co.,
Ltd. 28,000 12,477
#*Epileds Technologies, Inc. 106,000 79,018
*Episil Technologies, Inc. 91,000 113,112
Episil-Precision, Inc. 75,000 81,916
Eris Technology Corp. 13,000 54,879
Eson Precision Ind Co., Ltd. 236,000 516,318
Eternal Materials Co., Ltd. 831,000 773,994
#*Etron Technology, Inc. 497,125 443,869
#Eurocharm Holdings Co., Ltd. 52,000 235,196
#Eva Airways Corp. 3,895,000 4,939,300
Ever Ohms Technology Co.,
Ltd. 24,000 24,243
#Ever Supreme Bio
Technology Co., Ltd., Class A 33,328 170,283
*Everest Textile Co., Ltd. 480,000 101,958
Evergreen Aviation
Technologies Corp. 136,000 533,110
Evergreen International
Storage & Transport Corp. 619,000 712,376
#Evergreen Marine Corp.
Taiwan, Ltd. 596,000 3,953,698
EVERGREEN Steel Corp. 218,000 590,877
#Everlight Chemical Industrial
Corp. 586,000 321,002
Shares Value
TAIWAN — (Continued)
#Everlight Electronics Co., Ltd. 578,000 $ 1,342,002
Evertop Wire Cable Corp. 164,000 184,618
Excellence Opto, Inc. 166,000 117,628
Excelsior Medical Co., Ltd. 105,357 296,154
Falcon Machine Tools Co., Ltd. 50,000 31,075
Far Eastern Department
Stores, Ltd. 989,000 702,464
Far Eastern International Bank 2,637,761 1,188,638
Far Eastern New Century
Corp. 1,997,000 1,920,224
Far EasTone
Telecommunications Co., Ltd. 1,005,344 2,751,876
Faraday Technology Corp. 222,056 1,134,552
Farglory F T Z Investment
Holding Co., Ltd. 124,194 187,035
#Farglory Land Development
Co., Ltd. 243,000 504,766
FDC International Hotels Corp. 28,000 46,764
Feature Integration
Technology, Inc. 35,000 83,022
*Federal Corp. 237,000 165,954
Feedback Technology Corp. 53,042 179,487
Feng Hsin Steel Co., Ltd.,
Class A 447,000 1,012,386
Feng TAY Enterprise Co., Ltd.,
Class A 438,360 1,747,712
FIC Global, Inc. 73,000 85,969
#*FIH Mobile, Ltd. 359,500 642,978
*FineMat Applied Materials
Co., Ltd. 37,000 37,685
#FineTek Co., Ltd. 39,657 170,732
Firich Enterprises Co., Ltd. 289,000 245,453
#First Copper Technology Co.,
Ltd. 213,000 235,140
First Financial Holding Co.,
Ltd. 6,360,950 6,308,204
#First Hi-Tec Enterprise Co.,
Ltd. 164,000 1,458,816
First Insurance Co., Ltd. (The) 271,000 223,809
#*First Steamship Co., Ltd. 848,000 165,353
#*Fittech Co., Ltd., Class H 38,088 76,948
#*FLEXium Interconnect, Inc. 313,000 686,875
#Flytech Technology Co., Ltd. 231,000 874,546
FocalTech Systems Co., Ltd.,
Class A 292,000 620,246
#Forcecon Tech Co., Ltd. 87,527 334,302
Forest Water Environment
Engineering Co., Ltd. 59,856 64,473
#Formosa Advanced
Technologies Co., Ltd. 196,000 175,988
*Formosa Electronic
Industries, Inc. 16,000 16,484
Formosa International Hotels
Corp. 78,000 497,831
#Formosa Laboratories, Inc. 451,000 1,007,847
Formosa Oilseed Processing
Co., Ltd. 48,000 48,406
Formosa Optical Technology
Co., Ltd. 43,000 188,006

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Formosa Petrochemical Corp. 355,000 $ 520,948
#Formosa Plastics Corp. 1,135,000 1,621,836
Formosa Sumco Technology
Corp. 79,000 235,829
Formosan Union Chemical
Corp. 219,000 129,870
#Fortune Electric Co., Ltd.,
Class A 154,880 3,461,093
*Forward Electronics Co., Ltd.,
Class A 28,000 16,651
Founding Construction &
Development Co., Ltd. 148,000 82,312
Foxsemicon Integrated
Technology, Inc. 46,000 470,827
#Franbo Lines Corp. 332,995 207,512
Froch Enterprise Co., Ltd. 143,000 69,709
#Fu Chun Shin Machinery
Manufacture Co., Ltd. 136,230 70,973
#Fu Hua Innovation Co., Ltd. 678,712 759,494
Fubon Financial Holding Co.,
Ltd. 2,671,560 7,375,376
Fulgent Sun International
Holding Co., Ltd., Class A 176,556 606,315
#*Fulltech Fiber Glass Corp.,
Class A 736,853 1,347,924
#Fusheng Precision Co., Ltd.,
Class A 126,000 1,186,230
Fwusow Industry Co., Ltd. 218,119 105,963
G Shank Enterprise Co., Ltd. 219,612 591,567
#*G Tech Optoelectronics
Corp. 48,733 49,390
Galaxy Software Services
Corp. 5,832 28,137
#Gallant Precision Machining
Co., Ltd. 129,000 369,096
#Gamania Digital
Entertainment Co., Ltd. 168,000 361,357
#*GCS Holdings, Inc. 100,000 552,810
#GEM Services, Inc., Class A 76,000 172,892
*GEM Terminal Industrial Co.,
Ltd., Class A 48,000 27,017
Gemtek Technology Corp. 1,112,000 896,008
*General Interface Solution
GIS Holding, Ltd. 248,000 381,794
General Plastic Industrial Co.,
Ltd. 121,000 122,632
#Generalplus Technology, Inc. 50,000 65,248
Genesys Logic, Inc. 91,000 402,446
Genius Electronic Optical Co.,
Ltd., Class B 130,000 1,888,098
Genovate Biotechnology Co.,
Ltd. 81,370 49,480
GeoVision, Inc., Class A 66,530 108,775
Getac Holdings Corp., Class A 463,000 1,830,438
GFC, Ltd. 47,000 174,788
Giant Manufacturing Co., Ltd.,
Class A 274,108 1,056,116
Giantplus Technology Co., Ltd. 315,000 141,947
Shares Value
TAIWAN — (Continued)
Gigabyte Technology Co., Ltd.,
Class A 479,000 $ 4,413,267
*Gigasolar Materials Corp. 49,000 119,514
Gigastorage Corp. 296,000 121,980
#Global Brands Manufacture,
Ltd. 681,000 2,635,246
Global Lighting Technologies,
Inc. 15,000 20,178
Global Mixed Mode
Technology, Inc. 88,000 639,786
#Global PMX Co., Ltd., Class
F 59,000 231,276
Global Unichip Corp. 44,000 1,791,105
#Globalwafers Co., Ltd. 142,000 1,629,450
#Globe Union Industrial Corp. 262,111 87,202
Gloria Material Technology
Corp. 1,694,000 2,105,617
*GlycoNex, Inc. 97,000 73,284
GMI Technology, Inc. 15,000 22,565
Gold Circuit Electronics, Ltd. 389,300 4,884,592
#Golden Long Teng
Development Co., Ltd., Class
A 118,000 104,568
Goldsun Building Materials
Co., Ltd., Class H 1,091,000 1,352,442
Good Finance Securities Co.,
Ltd. 16,000 10,775
Good Will Instrument Co., Ltd. 111,000 168,466
#Gordon Auto Body Parts,
Class A 360,000 335,304
Gourmet Master Co., Ltd. 130,000 350,180
#Grand Fortune Securities
Co., Ltd. 439,000 163,260
*Grand Pacific Petrochemical 583,000 203,139
Grand Process Technology
Corp., Class A 3,000 150,766
#GrandTech CG Systems, Inc. 55,000 94,899
Grape King Bio, Ltd. 131,000 568,373
Great China Metal Industry 128,000 91,988
Great Tree Pharmacy Co., Ltd. 77,839 399,007
Great Wall Enterprise Co., Ltd. 715,450 1,462,181
Greatek Electronics, Inc.,
Class A 221,000 456,105
#Green World FinTech Service
Co., Ltd. 157,000 317,708
#Group Up Industrial Co., Ltd.,
Class B 63,000 451,696
GTM Holdings Corp., Class A 93,000 96,279
#Gudeng Precision Industrial
Co., Ltd. 33,983 346,121
*Hai Kwang Enterprise Corp. 149,800 80,553
*HannsTouch Holdings Co. 523,000 104,959
#Harvatek Corp. 153,000 88,937
Heran Co., Ltd. 30,000 74,881
#Hey Song Corp. 271,000 362,272
Hi-Clearance, Inc. 27,000 125,739
Highlight Tech Corp. 67,400 97,891
*<High-Tek Harness
Enterprise Co., Ltd. 100,000 9,951

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Highwealth Construction Corp. 1,058,962 $ 1,452,869
Hi-Lai Foods Co., Ltd. 23,000 117,129
#HIM International Music, Inc. 52,000 170,560
*Hitron Technology, Inc. 124,000 93,475
#Hiwin Mikrosystem Corp. 51,000 193,082
Hiwin Technologies Corp. 155,000 1,103,526
Hiyes International Co., Ltd. 25,949 75,897
#Hocheng Corp. 294,820 161,992
Holiday Entertainment Co.,
Ltd. 48,000 114,984
Holy Stone Enterprise Co., Ltd. 113,300 304,057
Hon Hai Precision Industry
Co., Ltd. 4,165,000 24,838,596
#Hong Ho Precision Textile
Co., Ltd. 73,000 49,649
Hong Pu Real Estate
Development Co., Ltd. 168,000 153,661
#Hong TAI Electric Industrial,
Class A 395,000 485,024
#Hota Industrial Manufacturing
Co., Ltd., Class A 433,000 799,340
Hotai Motor Co., Ltd. 120,120 2,221,501
*Hotron Precision Electronic
Industrial Co., Ltd., Class A 27,360 16,546
Hsin Ba Ba Corp. 36,518 82,096
#Hsin Kuang Steel Co., Ltd. 310,000 422,196
Hsin Yung Chien Co., Ltd. 35,000 103,074
#*HTC Corp. 1,659,000 2,242,756
Hu Lane Associate, Inc. 110,600 496,537
#HUA ENG Wire & Cable Co.,
Ltd. 223,000 197,990
Hua Jung Components Co.,
Ltd. 88,000 37,886
Hua Nan Financial Holdings
Co., Ltd., Class A 4,146,020 3,986,624
#Hua Yu Lien Development
Co., Ltd., Class A 167,113 405,919
Huaku Development Co., Ltd.,
Class A 355,320 1,134,500
#Huang Hsiang Construction
Corp., Class A 151,373 198,551
Huikwang Corp., Class H 21,000 18,680
Hung Ching Development &
Construction Co., Ltd. 142,000 127,977
#Hung Sheng Construction,
Ltd. 646,000 497,797
Huxen Corp. 16,000 26,401
Hwa Fong Rubber Industrial
Co., Ltd. 279,000 151,430
Hwacom Systems, Inc. 205,000 152,475
#Hwang Chang General
Contractor Co., Ltd. 326,291 808,963
Ibase Technology, Inc. 156,000 281,189
IBF Financial Holdings Co.,
Ltd. 2,800,216 1,365,044
ICARES Medicus, Inc. 8,800 33,611
#Ichia Technologies, Inc.,
Class F 677,000 932,229
Shares Value
TAIWAN — (Continued)
I-Chiun Precision Industry Co.,
Ltd. 190,419 $ 449,771
*Ideal Bike Corp. 208,285 45,080
IKKA Holdings Cayman, Ltd. 19,000 59,901
Info-Tek Corp. 61,000 53,239
Innodisk Corp. 80,555 612,647
#Innolux Corp. 8,135,149 3,148,035
Inpaq Technology Co., Ltd.,
Class A 141,456 324,641
Insyde Software Corp. 28,200 205,967
Intai Technology Corp., Class
A 38,000 130,497
#Integrated Service
Technology, Inc. 91,000 373,482
#*IntelliEPI, Inc. 41,000 221,844
Interactive Digital
Technologies, Inc. 30,000 72,870
#International Games System
Co., Ltd. 125,000 3,291,733
Inventec Corp. 1,884,000 2,808,878
#Iron Force Industrial Co., Ltd. 59,115 166,368
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 132,000 219,576
ITE Technology, Inc. 206,000 911,031
#ITEQ Corp. 480,000 1,632,298
Jarllytec Co., Ltd. 49,000 180,585
Jean Co., Ltd. 181,792 160,794
Jentech Precision Industrial
Co., Ltd., Class A 20,199 974,506
Jetway Information Co., Ltd. 24,500 32,998
#Jetwell Computer Co., Ltd. 58,000 359,494
Jia Jie Biomedical Co., Ltd. 10,000 5,076
Jia Wei Lifestyle, Inc., Class A 78,500 119,141
Jih Lin Technology Co., Ltd.,
Class A 55,000 85,225
#Jiin Yeeh Ding Enterprise
Co., Ltd., Class A 70,000 143,061
#Jinan Acetate Chemical Co.,
Ltd. 542,260 1,455,232
Johnson Chemical
Pharmaceutical Works Corp.,
Class A 5,000 9,666
Johnson Health Tech Co., Ltd.,
Class A 95,000 485,384
Joinsoon Electronics
Manufacturing Co., Ltd., Class
A 79,549 32,915
#JPC connectivity, Inc. 108,000 497,529
#JPP Holding Co., Ltd., Class
A 21,450 139,419
#JSL Construction &
Development Co., Ltd. 102,599 269,839
K Laser Technology, Inc.,
Class A 140,000 77,393
#Kaori Heat Treatment Co.,
Ltd. 41,000 435,447
Kedge Construction Co., Ltd. 60,708 172,275
Keding Enterprises Co., Ltd. 4,000 16,216

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#KEE TAI Properties Co., Ltd.,
Class A 469,890 $ 198,362
Kenda Rubber Industrial Co.,
Ltd. 657,602 499,026
#Kent Industrial Co., Ltd. 105,000 84,781
Kerry TJ Logistics Co., Ltd.,
Class A 245,000 276,212
*Key Ware Electronics Co.,
Ltd. 96,000 56,929
#Keystone Microtech Corp. 24,000 292,688
KGI Financial Holding Co.,
Ltd., Class F 7,861,000 4,003,256
#KHGEARS International, Ltd.,
Class F 40,000 218,444
#Kindom Development Co.,
Ltd. 487,000 815,814
King Chou Marine Technology
Co., Ltd. 72,000 103,365
King Polytechnic Engineering
Co., Ltd. 91,350 159,149
King Slide Works Co., Ltd. 43,000 3,839,350
King Yuan Electronics Co.,
Ltd., Class A 1,395,000 5,515,035
*King's Town Bank Co., Ltd. 849,000 1,536,008
#*King's Town Construction
Co., Ltd. 27,000 37,450
Kinik Co. 106,000 1,155,976
#Kinko Optical Co., Ltd. 172,000 148,388
Kinpo Electronics 2,313,000 1,398,765
Kinsus Interconnect
Technology Corp. 819,000 2,826,267
KMC Kuei Meng International,
Inc. 58,000 183,051
KNH Enterprise Co., Ltd. 81,000 46,134
Ko Ja Cayman Co., Ltd. 37,000 44,875
KS Terminals, Inc. 108,000 185,262
Kuang Hong Arts
Management, Inc., Class A 41,000 184,069
#Kuen Ling Machinery
Refrigerating Co., Ltd. 38,000 53,663
Kung Long Batteries Industrial
Co., Ltd. 64,000 301,265
#*Kung Sing Engineering
Corp. 509,000 191,850
#Kuo Toong International Co.,
Ltd. 384,000 652,276
Kuo Yang Construction Co.,
Ltd. 179,000 105,550
Kwong Lung Enterprise Co.,
Ltd. 202,000 320,791
L&K Engineering Co., Ltd. 370,238 4,037,607
La Kaffa International Co., Ltd. 35,000 87,009
Lang, Inc. 59,000 99,231
#Lanner Electronics, Inc.,
Class A 313,760 842,019
Largan Precision Co., Ltd. 39,000 3,090,209
Laster Tech Co., Ltd. 79,043 62,895
*Leader Electronics, Inc. 172,449 53,732
Leadtrend Technology Corp. 35,360 50,349
Shares Value
TAIWAN — (Continued)
#*Lealea Enterprise Co., Ltd. 769,440 $ 169,626
Leatec Fine Ceramics Co., Ltd. 79,000 52,539
LEE CHI Enterprises Co., Ltd. 158,000 55,847
#Lelon Electronics Corp. 308,000 794,572
#Lemtech Holdings Co., Ltd.,
Class A 72,000 192,740
#Leo Systems, Inc. 86,000 77,795
*Leofoo Development Co., Ltd. 77,000 43,598
Li Ming Development
Construction Co., Ltd. 6,000 8,162
#*Li Peng Enterprise Co., Ltd.,
Class A 608,000 121,610
#Lian HWA Food Corp., Class
A 109,600 506,736
Lida Holdings, Ltd. 3,000 2,347
#Lien Hwa Industrial Holdings
Corp., Class A 478,319 727,554
#Ligitek Electronics Co., Ltd. 76,000 127,059
#Lingsen Precision Industries,
Ltd., Class A 435,000 214,968
Lintes Technology Co., Ltd. 3,000 11,106
Lion Travel Service Co., Ltd. 133,000 652,802
Lite-On Technology Corp. 1,173,000 4,676,673
Liton Technology Corp., Class
A 108,000 120,854
*Long Bon International Co.,
Ltd. 100,000 52,098
#Long Da Construction &
Development Corp., Class A 265,000 248,153
*Longchen Paper & Packaging
Co., Ltd. 687,104 237,111
#Longwell Co. 320,000 1,147,165
#Loop Telecommunication
International, Inc. 60,000 98,702
Lotes Co., Ltd. 78,285 3,724,423
Lotus Pharmaceutical Co., Ltd. 143,000 1,044,443
Lu Hai Holding Corp. 10,499 9,480
#Lucky Cement Corp. 285,000 134,157
Lumax International Corp., Ltd. 100,000 325,990
#*Lung Yen Life Service Corp.,
Class A 143,000 281,233
Lungteh Shipbuilding Co., Ltd.,
Class A 61,250 209,314
#LuxNet Corp., Class A 8,410 55,649
Macauto Industrial Co., Ltd.,
Class A 78,000 153,661
#Macnica Galaxy, Inc. 24,000 74,056
Macroblock, Inc. 21,000 44,536
#*Macronix International Co.,
Ltd. 4,010,000 2,545,925
#Makalot Industrial Co., Ltd.,
Class A 286,640 2,540,122
#Marketech International
Corp., Class A 73,000 501,382
#Materials Analysis
Technology, Inc. 62,347 401,060
Maxigen Biotech, Inc. 57,000 83,550
#Mayer Steel Pipe Corp.,
Class A 279,600 215,924

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Mechema Chemicals
International Corp. 48,000 $ 130,262
MediaTek, Inc., Class B 316,000 14,504,397
#Mega Financial Holding Co.,
Ltd. 3,038,010 4,336,016
#Megaforce Co., Ltd. 35,000 48,781
#Mercuries & Associates
Holding, Ltd. 482,083 195,434
Mercuries Data Systems, Ltd. 41,067 39,695
*Mercuries Life Insurance Co.,
Ltd. 3,452,665 606,147
Merida Industry Co., Ltd. 248,000 967,987
#Merry Electronics Co., Ltd. 354,440 1,353,754
#METAAGE Corp., Class H 75,000 132,926
#*Microbio Co., Ltd. 487,649 392,929
Micro-Star International Co.,
Ltd., Class A 587,000 2,831,996
#Mildef Crete, Inc., Class A 95,000 356,479
#MIN AIK Technology Co., Ltd. 128,000 86,627
Minth Group, Ltd. 1,430,000 4,727,197
#Mirle Automation Corp. 130,417 251,680
Mitake Information Corp. 1,000 2,295
*Mobiletron Electronics Co.,
Ltd. 55,000 54,728
momo.com, Inc. 78,410 743,447
#*MOSA Industrial Corp.,
Class R 245,421 121,282
Motech Industries, Inc. 354,000 214,078
MPI Corp. 245,000 8,618,812
MSSCORPS Co., Ltd. 48,324 220,188
Munsin Garment Corp., Class
A 30,000 47,240
#My Humble House Hospitality
Management Consulting,
Class A 39,000 49,914
#Nak Sealing Technologies
Corp. 52,000 194,254
#Namchow Holdings Co., Ltd. 215,000 291,373
#Nan Kang Rubber Tire Co.,
Ltd. 551,000 692,269
Nan Liu Enterprise Co., Ltd. 52,000 102,441
Nan Pao Resins Chemical
Co., Ltd. 71,000 913,443
#*Nan Ren Lake Leisure
Amusement Co., Ltd. 187,000 66,098
Nan Ya Plastics Corp. 1,055,000 1,447,433
#Nan Ya Printed Circuit Board
Corp., Class A 193,000 1,147,751
Nang Kuang Pharmaceutical
Co., Ltd., Class A 59,000 68,888
#*Nanya Technology Corp. 627,000 935,852
#National Aerospace
Fasteners Corp. 30,000 126,141
National Petroleum Co., Ltd.,
Class A 12,000 25,610
#Netronix, Inc. 86,000 334,232
*New Asia Construction &
Development Corp., Class H 181,000 91,266
Shares Value
TAIWAN — (Continued)
#*Newmax Technology Co.,
Ltd. 101,000 $ 78,675
#Nexcom International Co.,
Ltd. 120,000 440,238
Nextronics Engineering Corp. 12,000 40,405
Nichidenbo Corp. 401,000 1,019,714
Nidec Chaun-Choung
Technology Corp. 9,000 37,541
Nien Hsing Textile Co., Ltd. 106,000 66,233
Nien Made Enterprise Co., Ltd. 158,000 2,273,591
Niko Semiconductor Co., Ltd. 76,537 107,058
#North-Star International Co.,
Ltd. 142,728 198,927
Nova Technology Corp. 48,000 277,410
#Novatek Microelectronics
Corp., Class A 402,000 6,397,521
Nuvoton Technology Corp.,
Class A 227,000 524,768
O-Bank Co., Ltd. 1,261,000 383,190
Ocean Plastics Co., Ltd. 168,000 207,696
OK Biotech Co., Ltd. 39,214 20,758
#Optimax Technology Corp. 142,000 118,938
Orient Europharma Co., Ltd. 7,000 11,961
Orient Semiconductor
Electronics, Ltd., Class A 504,000 660,236
*Oriental Union Chemical
Corp., Class F 599,000 250,859
O-TA Precision Industry Co.,
Ltd. 53,000 92,869
#Pacific Hospital Supply Co.,
Ltd., Class A 57,000 169,964
#Paiho Shih Holdings Corp. 318,950 214,788
#Pan German Universal
Motors, Ltd. 28,000 313,326
Pan Jit International, Inc. 414,000 658,849
#Pan Ram International Corp. 15,000 15,328
#Pan-International Industrial
Corp. 1,067,000 1,544,330
Panion & BF Biotech, Inc. 57,000 134,443
Parade Technologies, Ltd. 49,000 943,965
#Parpro Corp. 96,000 176,899
*PChome Online, Inc., Class A 233,230 255,520
#PCL Technologies, Inc. 102,000 307,905
#P-Duke Technology Co., Ltd. 53,000 146,850
Pegatron Corp. 1,159,000 3,106,458
Pegavision Corp., Class A 53,371 550,742
PharmaEngine, Inc. 98,000 243,297
PharmaEssentia Corp. 72,087 1,197,928
*Phihong Technology Co., Ltd. 393,000 289,672
Phison Electronics Corp. 92,000 1,633,638
#Phoenix Silicon International
Corp. 346,738 1,486,974
Phoenix Tours International,
Inc., Class H 27,700 52,435
*Phytohealth Corp. 159,000 67,388
Pixart Imaging, Inc. 303,000 1,989,714
#Planet Technology Corp. 27,000 134,785
Podak Co., Ltd. 23,000 32,904

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Polytronics Technology Corp.,
Class A 17,000 $ 24,520
#Posiflex Technology, Inc. 68,000 570,701
#Power Wind Health Industry,
Inc. 43,000 206,734
#*Powerchip Semiconductor
Manufacturing Corp. 2,561,000 1,287,042
#Powertech Technology, Inc. 576,000 2,431,560
Poya International Co., Ltd. 56,066 869,706
President Chain Store Corp. 398,000 3,413,619
#President Securities Corp. 988,900 626,190
Primax Electronics, Ltd. 861,000 2,100,035
Prince Housing &
Development Corp. 716,000 218,536
*Princeton Technology Corp.,
Class F 161,000 55,289
#Pro Hawk Corp. 28,000 142,122
Prolific Technology, Inc. 25,000 16,836
#Promate Electronic Co., Ltd.,
Class L 376,769 756,125
#Prosperity Dielectrics Co.,
Ltd. 98,000 124,932
#PSS Co., Ltd., Class F 24,000 109,356
Qisda Corp. 467,000 406,019
#QST International Corp. 79,683 140,158
#Qualipoly Chemical Corp. 98,000 230,163
#Quang Viet Enterprise Co.,
Ltd. 46,000 111,118
Quanta Computer, Inc., Class
A 895,000 8,440,992
#Quanta Storage, Inc. 322,000 954,753
Quaser Machine Tools, Inc.,
Class A 5,000 10,688
*Quintain Steel Co., Ltd.,
Class A 271,087 87,736
Radiant Opto-Electronics Corp. 268,000 1,239,099
#Radium Life Tech Co., Ltd.,
Class A 1,276,028 483,093
Rafael Microelectronics, Inc. 4,000 15,211
#Raydium Semiconductor
Corp. 86,000 1,005,578
Realtek Semiconductor Corp. 139,000 2,677,779
ReaLy
Development&Construction
Corp 10,000 10,018
#Rechi Precision Co., Ltd.,
Class A 764,000 611,763
Rexon Industrial Corp., Ltd. 127,000 128,287
#Rich Development Co., Ltd.,
Class A 732,330 216,160
Richmond International Travel
& Tours Co., Ltd. 14,000 56,052
*Right WAY Industrial Co., Ltd. 163,000 63,076
#*RiTdisplay Corp. 149,000 190,696
*Ritek Corp. 928,000 317,132
Ruby Tech Corp. 10,000 13,184
#Ruentex Development Co.,
Ltd. 768,700 771,340
Shares Value
TAIWAN — (Continued)
Ruentex Engineering &
Construction Co., Class A 80,600 $ 502,273
#Run Long Construction Co.,
Ltd., Class A 374,500 388,961
Sakura Development Co., Ltd. 215,088 469,126
Sampo Corp. 305,000 254,443
#San Fang Chemical Industry
Co., Ltd. 456,000 524,024
San Fu Chemical Co., Ltd. 46,000 175,693
San Lien Technology Corp.,
Ltd. 24,000 70,518
San Shing Fastech Corp.,
Class A 58,000 104,156
Sanitar Co., Ltd. 10,000 12,882
Sanyang Motor Co., Ltd. 664,000 1,379,278
#Savior Lifetec Corp. 300,000 187,453
SCI Pharmtech, Inc. 59,951 115,694
#Scientech Corp. 13,000 147,651
#ScinoPharm Taiwan, Ltd. 234,000 131,318
#SciVision Biotech, Inc. 61,000 235,028
SDI Corp., Class A 94,000 233,681
Sea Sonic Electronics Co., Ltd. 33,000 82,258
Senao International Co., Ltd. 108,000 109,095
#Senao Networks, Inc. 32,445 177,185
Sensortek Technology Corp. 17,000 99,389
Sercomm Corp. 506,000 1,703,761
Sesoda Corp. 528,000 553,695
Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 1,429,592 2,059,551
Sharehope Medicine Co., Ltd. 95,728 86,756
Sheh Fung Screws Co., Ltd.,
Class A 34,000 41,122
#ShenMao Technology, Inc.,
Class A 110,000 290,041
#Shieh Yih Machinery Industry
Co., Ltd. 119,000 94,889
#Shih Her Technologies, Inc. 135,000 701,064
*Shih Wei Navigation Co., Ltd. 499,516 260,239
*Shihlin Development Co., Ltd. 126,000 46,647
#Shihlin Electric & Engineering
Corp., Class A 161,000 962,844
Shin Hsiung Natural Gas Co.,
Ltd. 61,020 85,966
#Shin Ruenn Development
Co., Ltd. 129,350 259,155
#Shin Zu Shing Co., Ltd. 303,998 2,398,577
Shinfox Energy Co., Ltd. 52,602 145,042
*Shining Building Business
Co., Ltd. 527,000 164,911
#Shinkong Insurance Co., Ltd. 239,000 760,700
Shinkong Synthetic Fibers
Corp. 1,183,000 511,289
Shiny Brands Group Co., Ltd. 23,000 90,544
Shiny Chemical Industrial Co.,
Ltd. 124,800 531,019
*Shun On Electronic Co., Ltd. 17,000 12,132
#Shuttle, Inc. 635,000 344,652
#Sigurd Microelectronics Corp. 785,000 2,046,168

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Silergy Corp. 76,000 $ 827,540
*Silicon Optronics, Inc. 21,000 39,189
Simplo Technology Co., Ltd. 144,000 1,978,055
Sinbon Electronics Co., Ltd.,
Class A 170,000 1,389,731
Sincere Navigation Corp.,
Class A 852,000 629,420
#Sinmag Equipment Corp. 48,000 226,753
*Sino Tactful Co., Ltd. 27,000 22,932
Sino-American Silicon
Products, Inc., Class A 638,000 2,158,908
#Sinon Corp. 450,000 621,158
SinoPac Financial Holdings
Co., Ltd., Class H 6,613,334 5,483,877
Sinopower Semiconductor,
Inc., Class A 21,000 66,769
Sinphar Pharmaceutical Co.,
Ltd. 170,640 179,230
Sinyi Realty, Inc., Class F 250,000 212,748
Sitronix Technology Corp. 157,000 1,049,384
#Siward Crystal Technology
Co., Ltd. 154,000 111,963
Solar Applied Materials
Technology Corp. 694,000 1,162,576
Solteam, Inc. 78,000 121,779
#Song Shang Electronics Co.,
Ltd., Class A 96,000 88,771
Sonix Technology Co., Ltd.,
Class A 121,000 129,929
Southeast Cement Co., Ltd. 114,000 68,749
#Speed Tech Corp. 161,000 224,664
Sporton International, Inc. 95,450 513,267
#Sports Gear Co., Ltd., Class
F 59,000 199,648
#St. Shine Optical Co., Ltd. 62,000 332,356
Standard Chemical &
Pharmaceutical Co., Ltd. 109,000 209,619
Standard Foods Corp., Class A 277,000 296,512
Stark Technology, Inc. 107,000 584,337
*Starlux Airlines Co., Ltd.,
Class A 230,000 198,040
#S-Tech Corp. 143,547 113,741
#STL Technology Co., Ltd.,
Class A 46,000 181,087
Sumeeko Industries Co., Ltd. 17,000 39,641
Sun Max Tech, Ltd. 39,000 82,318
*Sun Yad Construction Co.,
Ltd. 126,435 59,093
Sunfun Info Co., Ltd. 67,420 98,597
Sunjuice Holdings Co., Ltd. 3,000 11,810
*Sunko INK Co., Ltd. 179,000 72,566
SunMax Biotechnology Co.,
Ltd. 26,000 364,118
#Sunny Friend Environmental
Technology Co., Ltd. 79,617 200,593
#Sunonwealth Electric
Machine Industry Co., Ltd. 283,000 1,076,154
#Sunplus Innovation
Technology, Inc. 24,640 97,825
Shares Value
TAIWAN — (Continued)
*Sunplus Technology Co., Ltd.,
Class A 477,000 $ 305,242
Sunrex Technology Corp.,
Class A 232,000 339,673
#Sunspring Metal Corp., Class
A 194,000 156,968
#Superalloy Industrial Co., Ltd. 169,000 307,453
Superior Plating Technology
Co., Ltd. 23,000 32,210
Supreme Electronics Co., Ltd. 694,373 981,742
#Swancor Holding Co., Ltd. 66,000 268,666
Sweeten Real Estate
Development Co., Ltd. 161,120 170,040
#Symtek Automation Asia Co.,
Ltd. 130,122 669,193
#Syncmold Enterprise Corp. 192,000 443,856
Synmosa Biopharma Corp. 433,758 536,975
Synnex Technology
International Corp. 592,000 1,316,988
Syn-Tech Chem & Pharm Co.,
Ltd., Class A 23,000 59,720
#Syscom Computer
Engineering Co. 73,000 139,409
Sysgration 54,000 75,082
Systex Corp. 202,000 741,067
TA Chen Stainless Pipe 1,599,392 2,105,909
#Ta Liang Technology Co.,
Ltd. 45,000 256,303
#Ta Ya Electric Wire & Cable 962,756 1,125,729
TAI Roun Products Co., Ltd. 22,000 9,914
TA-I Technology Co., Ltd. 143,000 201,702
Tai Tung Communication Co.,
Ltd. 223,610 149,835
Taichung Commercial Bank
Co., Ltd. 870,242 648,727
TaiDoc Technology Corp. 60,000 249,267
#Taiflex Scientific Co., Ltd. 516,609 784,931
Tailyn Technologies, Inc. 12,000 10,333
#Taimide Tech, Inc. 187,000 393,453
Tainan Enterprises Co., Ltd. 84,000 76,549
Tainan Spinning Co., Ltd. 1,177,000 508,696
*Tainergy Tech Co., Ltd. 152,000 51,944
Tai-Saw Technology Co., Ltd. 76,000 45,069
#Taishin Financial Holding
Co., Ltd. 14,504,405 7,945,289
*Taishin Financial Holding Co.,
Ltd. 1,335,881 399,679
TaiSol Electronics Co., Ltd. 63,000 111,447
Taisun Enterprise Co., Ltd. 287,000 180,291
TAI-TECH Advanced
Electronics Co., Ltd. 62,000 196,713
Taiwan Business Bank 5,009,868 2,702,366
Taiwan Chinsan Electronic
Industrial Co., Ltd. 23,000 22,617
#Taiwan Cogeneration Corp. 386,373 561,809
Taiwan Cooperative Financial
Holding Co., Ltd. 3,617,794 3,078,716
Taiwan Environment Scientific
Co., Ltd. 56,240 38,250

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
#Taiwan FamilyMart Co., Ltd. 61,000 $ 423,050
#Taiwan Fertilizer Co., Ltd. 695,000 1,213,150
#Taiwan Fire & Marine
Insurance Co., Ltd. 251,000 254,385
Taiwan Fructose Co., Ltd. 156,880 83,308
#Taiwan FU Hsing Industrial
Co., Ltd. 218,000 325,384
#*Taiwan Glass Industry Corp. 1,342,000 1,074,589
#Taiwan High Speed Rail
Corp. 981,000 895,628
Taiwan Hon Chuan Enterprise
Co., Ltd. 293,204 1,439,128
#Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 263,692 281,825
Taiwan Line Tek Electronic 19,630 15,916
#Taiwan Mask Corp. 151,000 157,589
Taiwan Mobile Co., Ltd. 1,607,000 5,680,158
Taiwan Navigation Co., Ltd. 337,000 303,721
Taiwan Paiho, Ltd. 420,000 728,905
#Taiwan PCB Techvest Co.,
Ltd. 342,000 372,393
#Taiwan Sakura Corp. 143,000 412,507
Taiwan Sanyo Electric Co.,
Ltd. 81,000 102,717
Taiwan Secom Co., Ltd. 268,000 1,019,114
#Taiwan Semiconductor Co.,
Ltd. 251,000 383,469
Taiwan Semiconductor
Manufacturing Co., Ltd. 9,276,000 360,504,565
Taiwan Steel Union Co., Ltd. 24,000 85,233
*Taiwan Styrene Monomer 336,000 106,944
Taiwan Surface Mounting
Technology Corp. 272,000 965,977
Taiwan Takisawa Technology
Co., Ltd. 8,000 11,029
#Taiwan Taxi Co., Ltd. 40,000 170,869
#*Taiwan TEA Corp. 728,000 358,543
Taiwan Union Technology
Corp. 605,000 5,533,629
*Taiwan-Asia Semiconductor
Corp. 365,000 243,354
#Taiyen Biotech Co., Ltd.,
Class A 141,000 155,656
Tatung Co., Ltd. 1,249,000 1,495,996
#*TBI Motion Technology Co.,
Ltd. 126,000 165,481
TCC Group Holdings Co., Ltd. 3,333,499 2,713,930
TCI Co., Ltd. 128,000 559,645
#Te Chang Construction Co.,
Ltd. 78,000 148,957
#Team Group, Inc. 60,000 147,952
Teco Electric and Machinery
Co., Ltd. 564,000 963,699
Tehmag Foods Corp. 17,000 175,995
#Test Research, Inc. 175,000 853,087
Test Rite International Co., Ltd. 196,000 131,006
*Thermaltake Technology Co.,
Ltd. 55,000 57,769
Shares Value
TAIWAN — (Continued)
#Thinking Electronic Industrial
Co., Ltd. 53,000 $ 240,606
Thye Ming Industrial Co., Ltd. 142,000 324,938
Tofu Restaurant Co., Ltd. 2,000 13,669
Ton Yi Industrial Corp. 980,000 595,929
Tong Hsing Electronic
Industries, Ltd., Class H 200,960 686,755
Tong Yang Industry Co., Ltd.,
Class A 1,009,000 3,549,544
#*Tong-Tai Machine & Tool
Co., Ltd., Class A 529,000 584,873
Top Union Electronics Corp.,
Class A 76,958 77,093
Topco Scientific Co., Ltd. 204,358 1,975,284
Topco Technologies Corp. 35,000 73,055
#Topkey Corp. 74,000 449,987
#Topoint Technology Co., Ltd.,
Class A 105,000 222,330
Trade-Van Information
Services Co. 17,000 53,938
Transcend Information, Inc. 64,000 202,844
Transcom, Inc. 61,600 253,850
Tripod Technology Corp.,
Class R 250,000 2,345,255
#Trusval Technology Co., Ltd. 27,849 222,064
Tsang Yow Industrial Co., Ltd. 17,000 13,043
Tsann Kuen Enterprise Co.,
Ltd. 9,000 7,388
#TSC Auto ID Technology
Co., Ltd. 28,698 176,433
#TSEC Corp. 123,093 66,397
TSRC Corp. 422,000 257,321
#Ttet Union Corp. 56,000 281,431
TTFB Co., Ltd. 28,325 190,747
TTY Biopharm Co., Ltd. 182,000 470,130
*Tul Corp. 42,000 94,842
Tung Ho Steel Enterprise
Corp. 704,000 1,511,899
Tung Thih Electronic Co., Ltd.,
Class A 49,500 95,028
#TURVO International Co.,
Ltd. 83,000 500,544
*Twinhead International Corp. 12,000 40,606
#TXC Corp. 403,000 1,134,165
#TYC Brother Industrial Co.,
Ltd. 742,000 1,014,276
*Tycoons Group Enterprise 266,713 68,270
Tyntek Corp. 439,000 222,092
*U-BEST Innovative
Technology Co., Ltd. 30,000 19,449
#UDE Corp., Class A 179,000 590,120
Ultra Chip, Inc. 49,000 87,830
U-MEDIA Communications,
Inc. 15,000 23,520
#U-Ming Marine Transport
Corp. 1,059,000 1,852,075
#Unic Technology Corp. 115,000 89,773
Unictron Technologies Corp. 16,000 27,607
Unimicron Technology Corp. 1,110,000 5,113,494

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
Union Bank Of Taiwan 965,119 $ 538,378
#Union Insurance Co., Ltd. 102,000 88,510
*Uniplus Electronics Co., Ltd. 38,000 34,311
Uni-President Enterprises
Corp., Class A 3,633,000 9,640,124
Unitech Computer Co., Ltd. 113,000 157,305
#*Unitech Printed Circuit
Board Corp. 3,164,873 2,974,276
#*United Alloy-Tech Co. 145,000 202,823
United Integrated Services
Co., Ltd. 156,000 4,128,989
#United Microelectronics Corp. 4,176,000 5,813,311
#United Microelectronics
Corp., Sponsored ADR 394,872 2,700,924
United Orthopedic Corp.,
Class R 118,000 394,948
United Radiant Technology 35,000 24,391
United Recommend
International Co., Ltd. 58,211 76,451
*United Renewable Energy
Co., Ltd. 1,374,000 326,841
#Univacco Technology, Inc.,
Class F 58,000 86,376
Universal Cement Corp. 376,206 337,164
#Universal Microwave
Technology, Inc. 19,000 204,020
#Universal Vision
Biotechnology Co., Ltd. 74,239 501,186
UPC Technology Corp. 725,000 252,617
#Userjoy Technology Co., Ltd. 56,982 159,410
#USI Corp. 707,000 257,005
#Utechzone Co., Ltd. 59,000 177,904
#UVAT Technology Co., Ltd.,
Class A 54,000 115,427
#Value Valves Co., Ltd. 34,000 87,713
Vanguard International
Semiconductor Corp. 1,052,640 3,293,964
#Ventec International Group
Co., Ltd., Class H 113,000 316,502
VIA Labs, Inc. 18,000 52,889
Via Technologies, Inc. 253,000 506,890
Viking Tech Corp. 54,000 69,111
#Visco Vision, Inc. 50,000 282,268
VisEra Technologies Co., Ltd. 56,000 420,270
#Visual Photonics Epitaxy Co.,
Ltd. 189,000 918,167
#Vivotek, Inc. 40,000 125,572
#Vizionfocus, Inc. 36,000 214,691
Voltronic Power Technology
Corp. 38,000 1,502,303
*Wafer Works Corp. 482,747 374,423
Waffer Technology Corp. 145,983 251,885
#Wah Hong Industrial Corp. 96,000 123,508
Wah Lee Industrial Corp. 185,000 582,628
Walsin Lihwa Corp. 1,485,753 1,120,008
Walsin Technology Corp. 123,000 349,869
#Walton Advanced
Engineering, Inc., Class A 288,000 124,473
Wan Hai Lines, Ltd., Class A 274,000 814,266
Shares Value
TAIWAN — (Continued)
*We & Win Development Co.,
Ltd. 177,000 $ 63,453
*We&Win Diversification Co.,
Ltd. 134,940 87,707
WEI Chih Steel Industrial Co.,
Ltd. 210,000 129,810
Wei Chuan Foods Corp., Class
H 413,000 217,241
#Weikeng Industrial Co., Ltd. 887,000 1,010,403
#Well Shin Technology Co.,
Ltd., Class A 84,000 154,224
Welldone Co. 60,000 99,104
WELLELL, Inc., Class A 14,000 10,249
Weltrend Semiconductor 22,000 34,938
*Wha Yu Industrial Co., Ltd. 106,000 45,813
#Wholetech System Hitech,
Ltd. 62,000 189,651
Win Semiconductors Corp.,
Class A 462,000 1,331,167
*Winbond Electronics Corp.,
Class A 1,962,000 1,140,487
#Winmate, Inc., Class A 57,000 284,546
#Winstek Semiconductor Co.,
Ltd. 132,000 427,212
WinWay Technology Co., Ltd. 10,000 375,241
#Wisdom Marine Lines Co.,
Ltd. 1,097,000 2,150,080
Wiselink Co., Ltd. 49,591 274,975
Wistron Corp. 1,458,000 6,008,342
#WITS Corp., Class A 51,176 163,743
Wiwynn Corp. 35,000 3,242,315
WNC Corp. 488,890 1,932,792
#Wonderful Hi-Tech Co., Ltd. 159,000 204,027
Wowprime Corp. 123,686 948,960
WPG Holdings, Ltd. 778,000 1,733,378
WT Microelectronics Co., Ltd.,
Class A 341,027 1,576,739
XAC Automation Corp., Class
A 17,000 14,438
#XinTec, Inc., Class A 213,000 1,052,601
X-Legend Entertainment Co.,
Ltd. 19,000 59,965
#Xxentria Technology
Materials Corp. 99,420 149,226
#Ya Horng Electronic Co., Ltd. 58,000 122,228
Yageo Corp., Class A 228,096 4,050,285
Yankey Engineering Co., Ltd.,
Class H 50,532 701,751
#YC INOX Co., Ltd. 360,729 258,635
YCC Parts Manufacturing Co.,
Ltd. 28,000 46,530
#Yea Shin International
Development Co., Ltd., Class
A 239,218 213,190
*Yeh-Chiang Technology Corp. 23,000 22,501
#Yem Chio Co., Ltd. 776,000 404,282
#Yen Sun Technology Corp. 67,000 98,432
*Yeong Guan Energy
Technology Group Co., Ltd. 109,027 83,467

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TAIWAN — (Continued)
YFC-Boneagle Electric Co.,
Ltd. 112,000 $ 75,048
YFY, Inc., Class A 1,070,000 872,921
*Yieh Phui Enterprise Co.,
Ltd., Class A 815,735 409,951
#*Young Optics, Inc. 37,000 65,453
#Youngtek Electronics Corp.,
Class A 182,000 375,006
Yuan High-Tech Development
Co., Ltd., Class A 4,000 21,241
Yuanta Financial Holding Co.,
Ltd. 5,670,077 5,927,009
Yuanta Futures Co., Ltd. 118,358 326,354
Yuen Chang Stainless Steel
Co., Ltd. 20,000 9,917
#Yuen Foong Yu Consumer
Products Co., Ltd. 103,000 137,690
#Yulon Motor Co., Ltd., Class
A 774,536 851,153
#Yungshin Construction &
Development Co., Ltd., Class
A 96,000 258,916
#YungShin Global Holding
Corp., Class A 253,000 530,624
Yusin Holding Corp., Class A 36,002 105,422
#Zeng Hsing Industrial Co.,
Ltd. 66,297 217,677
#Zenitron Corp. 218,000 241,025
#Zero One Technology Co.,
Ltd. 311,000 1,203,468
#Zhen Ding Technology
Holding, Ltd., Class A 578,000 2,430,321
*Zhong Yang Technology Co.,
Ltd., Class H 43,000 63,389
#*Zig Sheng Industrial Co.,
Ltd., Class H 364,000 108,416
#ZillTek Technology Corp. 23,000 158,740
*Zinwell Corp. 247,000 93,512
Zippy Technology Corp. 163,000 297,083
#Zyxel Group Corp., Class A 393,365 361,768
TOTAL TAIWAN 1,109,719,343
THAILAND — (1.1%)
AAPICO Hitech PCL, Class F 211,300 96,986
*Absolute Clean Energy PCL,
Class F 3,528,600 141,446
Advanced Info Service PCL -
NVDR, Class F 240,700 2,143,320
Advanced Info Service PCL,
Class F 83,200 740,857
Advanced Information
Technology PCL - NVDR 23,700 3,807
Advanced Information
Technology PCL, Class F 912,700 146,624
After You PCL 329,300 69,024
After You PCL - NVDR 26,600 5,576
Airports of Thailand PCL,
Class F 779,000 977,326
#Amata Corp. PCL - NVDR 597,800 292,681
Amata Corp. PCL, Class F 247,200 121,028
Shares Value
THAILAND — (Continued)
*Ananda Development PCL,
Class F 375,000 $ 4,934
AP Thailand PCL 80,600 17,881
#AP Thailand PCL - NVDR 1,927,500 427,612
*Asia Aviation PCL - NVDR 1,875,300 72,877
Asia Plus Group Holdings PCL
- NVDR 8,100 620
Asia Plus Group Holdings
PCL, Class F 2,518,400 192,656
#Asian Alliance International
PCL - NVDR, Class R 115,600 16,555
Asian Alliance International
PCL, Class F 511,400 73,236
Asian Sea Corp. PCL - NVDR,
Class A 8,500 1,886
Asian Sea Corp. PCL, Class F 516,400 114,562
Asset World Corp. PCL, Class
F 3,309,900 212,692
*Assetwise PCL, Class F 320,200 63,687
#B Grimm Power PCL - NVDR,
Class R 390,700 139,877
B Grimm Power PCL, Class R 207,101 74,146
#Bangchak Corp. PCL -
NVDR, Class R 1,165,400 1,212,472
Bangchak Sriracha PCL 628,700 96,190
Bangkok Aviation Fuel
Services PCL, Class F 42,800 11,591
Bangkok Bank PCL - NVDR,
Class F 533,200 2,414,737
Bangkok Bank PCL, Class F 67,400 305,239
Bangkok Chain Hospital PCL -
NVDR, Class F 437,400 187,381
Bangkok Dusit Medical
Services PCL - NVDR, Class R 3,048,700 2,005,724
#Bangkok Expressway &
Metro PCL - NVDR, Class R 664,900 112,919
Bangkok Land PCL - NVDR 35,700 546
Bangkok Land PCL, Class F 9,655,959 147,735
Banpu PCL - NVDR 2,300,300 355,463
Banpu PCL, Class F 2,748,700 424,753
Banpu Power PCL 202,200 49,189
Banpu Power PCL - NVDR 1,500 365
BCPG PCL 774,300 158,746
#BCPG PCL - NVDR 74,300 15,233
BEC World PCL 1,042,669 82,954
BEC World PCL - NVDR 24,600 1,957
Berli Jucker PCL, Class F 756,900 444,690
Betagro PCL, Class A 560,600 303,630
*Better World Green PCL -
NVDR, Class A 129,200 751
BKI Holdings PCL 48,020 423,187
BKI Holdings PCL - NVDR 100 881
Brooker Group PCL (The) 3,855,100 42,467
*BTS Group Holdings PCL 4,401,101 474,048
#*BTS Group Holdings PCL
- NVDR 947,200 102,024
Bumrungrad Hospital PCL
- NVDR 71,800 373,501

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
#Cal-Comp Electronics
Thailand PCL 4,542,241 $ 924,293
Cal-Comp Electronics Thailand
PCL - NVDR, Class A 10,616 2,160
#Carabao Group PCL - NVDR 59,300 100,255
#Carabao Group PCL, Class F 52,200 88,251
#Central Pattana PCL - NVDR,
Class F 49,600 79,302
Central Pattana PCL, Class F 485,200 775,756
Central Plaza Hotel PCL,
Class F 425,500 371,076
#Central Retail Corp. PCL -
NVDR, Class R 517,800 340,658
#Central Retail Corp. PCL,
Class F 52,400 34,474
CH Karnchang PCL - NVDR 75,600 31,230
CH Karnchang PCL, Class F 860,200 355,346
#Charoen Pokphand Foods
PCL - NVDR 1,551,800 1,082,651
Chularat Hospital PCL 382,400 20,477
#Chularat Hospital PCL
- NVDR 3,919,300 209,877
CK Power PCL - NVDR 4,100 329
CK Power PCL, Class F 1,405,200 112,657
Com7 PCL - NVDR 62,000 41,359
Com7 PCL, Class F 496,800 331,403
CP ALL PCL - NVDR, Class F 477,100 689,810
CP ALL PCL, Class F 890,200 1,287,085
CP AXTRA PCL, Class F 476,081 300,100
Delta Electronics Thailand PCL 62,100 277,436
Delta Electronics Thailand
PCL - NVDR 102,500 457,925
Dhipaya Group Holdings PCL
- NVDR 4,500 2,616
Dhipaya Group Holdings PCL,
Class F 507,800 295,233
Diamond Building Products
PCL 319,400 51,800
Diamond Building Products
PCL - NVDR, Class A 1,300 211
#Dohome PCL - NVDR 492,719 60,610
Dohome PCL, Class F 536,500 65,995
Don Muang Tollway PCL,
Class F 556,200 175,302
*Dusit Thani PCL 132,000 34,535
Dynasty Ceramic PCL - NVDR 11,200 507
Dynasty Ceramic PCL, Class F 2,874,389 130,174
Eastern Polymer Group PCL 889,387 80,012
Eastern Polymer Group PCL
- NVDR 7,600 684
Ekachai Medical Care PCL 379,109 67,864
Electricity Generating PCL 43,700 147,762
Electricity Generating PCL
- NVDR 28,200 95,352
#*Energy Absolute PCL 3,714,800 329,649
*Energy Absolute PCL - NVDR 4,905,600 435,319
Erawan Group PCL (The) 2,633,600 188,575
Exotic Food PCL - NVDR,
Class A 400 220
Shares Value
THAILAND — (Continued)
Exotic Food PCL, Class F 31,600 $ 17,405
#Forth Corp. PCL 305,500 65,905
Forth Corp. PCL - NVDR,
Class F 2,900 626
Forth Smart Service PCL
- NVDR 7,000 1,414
Forth Smart Service PCL,
Class F 320,800 64,788
Frasers Property Thailand PCL
- NVDR, Class R 1,000 187
GFPT PCL 695,100 206,318
#GFPT PCL - NVDR 465,100 138,050
Global Power Synergy PCL
- NVDR 4,000 4,100
Global Power Synergy PCL,
Class F 159,600 163,605
*Gulf Development PCL -
NVDR, Class R 123,073 177,944
*Gulf Development PCL, Class
F 293,285 424,043
Gunkul Engineering PCL 2,835,501 150,104
Gunkul Engineering PCL -
NVDR, Class A 647,800 34,293
Haad Thip PCL - NVDR 400 187
Haad Thip PCL, Class F 359,300 168,216
Hana Microelectronics PCL,
Class F 658,800 465,676
#Home Product Center PCL 2,025,600 443,177
#Home Product Center PCL -
NVDR, Class A 337,100 73,753
#Ichitan Group PCL - NVDR 546,800 187,398
Ichitan Group PCL, Class F 229,300 78,585
Index Livingmall PCL, Class F 217,400 93,799
Indorama Ventures PCL
- NVDR 102,700 72,594
Indorama Ventures PCL,
Class F 914,100 646,136
Internet Thailand PCL - NVDR 327,600 41,100
#IRPC PCL 9,779,901 308,240
*Italian-Thai Development
PCL, Class F 5,747,976 42,213
*JASMINE INTERNATIONAL
PCL 398,830 18,672
#*JASMINE INTERNATIONAL
PCL - NVDR 2,048,364 95,900
#*Jasmine Technology
Solution PCL, Class A 66,200 66,342
Karmarts PCL - NVDR 976,966 254,107
Karmarts PCL, Class F 131,483 34,198
Kasikornbank PCL 92,500 458,537
KCE Electronics PCL - NVDR 699,900 531,136
KCE Electronics PCL, Class F 11,700 8,879
KGI Securities Thailand PCL
- NVDR 16,300 1,945
KGI Securities Thailand PCL,
Class F 1,919,000 229,012
Khon Kaen Sugar Industry
PCL - NVDR, Class F 5,200 240

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Khon Kaen Sugar Industry
PCL, Class F 1,185,780 $ 54,790
#Kiatnakin Phatra Bank PCL
- NVDR 68,700 116,147
Kiatnakin Phatra Bank PCL,
Class F 215,500 364,332
Krung Thai Bank PCL - NVDR 249,000 167,625
Krung Thai Bank PCL, Class F 1,151,443 775,145
Lalin Property PCL - NVDR 1,500 224
Land & Houses PCL - NVDR 1,422,900 166,324
#Land & Houses PCL, Class F 1,205,200 140,877
Lanna Resources PCL 179,500 92,277
LH Financial Group PCL -
NVDR, Class R 4,900 117
LH Financial Group PCL,
Class R 4,148,200 99,008
LPN Development PCL 1,452,100 77,315
LPN Development PCL
- NVDR 4,000 213
Major Cineplex Group PCL 294,200 76,071
#Major Cineplex Group PCL
- NVDR 483,700 125,069
Malee Group PCL - NVDR,
Class A 272,300 51,660
Malee Group PCL, Class F 55,600 10,548
Master Style PCL - NVDR,
Class R 6,600 2,747
MBK PCL 550,600 284,735
MBK PCL - NVDR 2,300 1,189
#MC Group PCL - NVDR,
Class A 227,900 69,737
MC Group PCL, Class F 166,500 50,949
MCS Steel PCL 515,900 132,606
MCS Steel PCL - NVDR 5,400 1,388
Mega Lifesciences PCL 73,900 69,536
Mega Lifesciences PCL
- NVDR 182,700 171,910
#Minor International PCL
- NVDR 1,760,000 1,346,389
Minor International PCL, Class
F 226,600 173,348
MK Restaurants Group PCL
- NVDR 40,400 28,680
MK Restaurants Group PCL,
Class F 271,700 192,884
*Mono Next PCL - NVDR,
Class R1 304,000 16,837
*Mono Next PCL, Class F 956,600 52,982
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 28,600 35,006
Moshi Moshi Retail Corp. PLC,
Class F 13,700 16,769
Namyong Terminal PCL 424,100 36,856
Netbay PCL - NVDR 18,600 13,261
Netbay PCL, Class F 84,100 59,961
Noble Development PCL
- NVDR 2,400 136
Noble Development PCL,
Class F 1,395,301 78,987
Shares Value
THAILAND — (Continued)
Nonthavej Hospital PCL -
NVDR, Class H 200 $ 156
Northeast Rubber PCL -
NVDR, Class A 312,300 42,239
Northeast Rubber PCL, Class
F 1,606,900 217,335
NSL Foods PCL - NVDR,
Class R 50,900 50,620
NSL Foods PCL, Class R 61,600 61,261
Osotspa PCL - NVDR 75,500 41,354
Osotspa PCL, Class F 83,700 45,846
Plan B Media PCL, Class F 966,300 156,713
*Platinum Group PCL (The)
- NVDR 3,800 147
*Platinum Group PCL (The),
Class F 680,900 26,253
Polyplex Thailand PCL, Class
A 480,500 155,854
Praram 9 Hospital PCL -
NVDR, Class R 249,900 184,290
Praram 9 Hospital PCL, Class
F 136,550 100,699
Precious Shipping PCL
- NVDR 981,700 198,263
Precious Shipping PCL, Class
F 181,800 36,716
Premier Marketing PCL 173,500 58,931
Premier Marketing PCL
- NVDR 4,100 1,393
#Prima Marine PCL - NVDR,
Class R 730,400 145,275
#Prima Marine PCL, Class R 1,025,700 204,010
*Property Perfect PCL 4,473,200 12,319
Pruksa Holding PCL 268,700 36,671
#Pruksa Holding PCL - NVDR,
Class F 2,400 328
*PSG Corp. PCL, Class F 955,600 35,674
#PTG Energy PCL - NVDR 773,300 159,724
#PTG Energy PCL, Class F 952,200 196,675
PTT Exploration & Production
PCL - NVDR, Class F 410,400 1,582,326
#PTT Global Chemical PCL -
NVDR, Class R 413,800 300,094
#PTT Global Chemical PCL,
Class F 347,000 251,649
#PTT Oil & Retail Business
PCL, Class F 1,008,600 428,994
PTT PCL - NVDR 7,534,200 7,665,611
#Quality Houses PCL - NVDR 446,000 19,516
Quality Houses PCL, Class F 7,421,051 324,728
Rajthanee Hospital PCL 113,800 49,100
Rajthanee Hospital PCL
- NVDR 11,900 5,134
Ramkhamhaeng Hospital PCL,
Class F 7,000 3,813
Ratch Group PCL - NVDR 309,750 251,174
Ratch Group PCL, Class F 33,400 27,084
Ratchaphruek Hospital PCL 408,700 62,531

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Regional Container Lines PCL,
Class F 341,200 $ 318,439
Rojana Industrial Park PCL
- NVDR 414,300 59,584
Rojana Industrial Park PCL,
Class F 1,381,900 198,743
S Hotels & Resorts PCL, Class
F 625,353 29,086
Sahamitr Pressure Container
PCL, Class F 89,807 23,359
*Samart Corp. PCL 442,500 84,628
*Samart Corp. PCL - NVDR 121,900 23,313
Sansiri PCL 545,200 24,691
#Sansiri PCL - NVDR, Class A 18,573,700 841,159
Sappe PCL - NVDR 55,300 65,571
Sappe PCL, Class F 68,500 81,223
SC Asset Corp. PCL 2,189,023 119,901
SC Asset Corp. PCL - NVDR 114,300 6,261
SCB X PCL 266,500 1,031,587
SCB X PCL - NVDR, Class F 30,800 119,223
*<SCG Ceramics PCL, Class F 342,500 1,991
SCG Packaging PCL, Class F 622,200 356,032
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 1,331 168
Sermsang Power Corp. Co.,
Ltd., Class R 311,670 39,292
Siam Cement PCL (The) 201,600 1,239,951
#Siam Cement PCL (The)
- NVDR 63,100 388,100
Siam Global House PCL 150,350 31,054
Siam Global House PCL -
NVDR, Class F 203,436 42,019
Siam Wellness Group PCL
- NVDR 51,600 5,968
Siam Wellness Group PCL,
Class F 344,150 39,807
Siamgas & Petrochemicals
PCL 190,300 39,015
Siamgas & Petrochemicals
PCL - NVDR, Class A 2,400 492
Sikarin PCL, Class F 175,500 37,055
Singha Estate PCL 2,888,400 49,495
SiS Distribution Thailand PCL,
Class F 64,100 42,760
SISB PCL - NVDR, Class R 32,600 15,462
*SKY ICT PCL, Class F 40,845 15,998
SPCG PCL 367,975 92,331
SPCG PCL - NVDR 1,800 452
Sri Trang Agro-Industry PCL -
NVDR, Class F 1,512,700 652,664
#Sri Trang Gloves Thailand
PCL, Class F 1,628,477 351,308
Srinanaporn Marketing PCL -
NVDR, Class F 66,500 20,349
#Srinanaporn Marketing PCL,
Class F 177,200 54,223
Srithai Superware PCL, Class
F 349,600 11,981
Srivichai Vejvivat PCL 150,100 33,988
Shares Value
THAILAND — (Continued)
Star Petroleum Refining PCL 847,100 $ 147,750
*Stella X PCL 4,837,700 23,685
Supalai PCL 918,000 438,213
#Supalai PCL - NVDR, Class A 538,100 256,865
*Super Energy Corp. PCL -
NVDR, Class R 32,600 140
*Super Energy Corp. PCL,
Class F 33,583,391 143,870
Susco PCL - NVDR 258,700 20,424
Susco PCL, Class F 527,500 41,645
SVI PCL 322,700 61,222
TAC Consumer PCL 420,800 60,261
Thai Life Insurance PCL 743,700 229,846
#Thai Oil PCL 524,000 553,182
Thai Oil PCL - NVDR 41,600 43,917
#Thai Union Group PCL -
NVDR, Class F 109,500 37,192
Thai Union Group PCL, Class
F 890,400 302,431
Thai Vegetable Oil PCL, Class
F 385,520 267,788
*Thaicom PCL 252,600 66,860
#*Thaicom PCL - NVDR,
Class F 716,800 189,728
Thaifoods Group PCL - NVDR 5,100 771
Thaifoods Group PCL, Class F 1,663,400 251,444
Thaitheparos PCL - NVDR 300 349
*Thonburi Healthcare Group
PCL - NVDR, Class R 21,600 5,915
*Thonburi Healthcare Group
PCL, Class F 248,300 68,001
#Thoresen Thai Agencies PCL
- NVDR, Class A 408,600 54,513
Thoresen Thai Agencies PCL,
Class F 1,217,200 162,393
Tipco Asphalt PCL - NVDR 382,300 174,304
Tipco Asphalt PCL, Class F 451,400 205,810
Tisco Financial Group PCL
- NVDR 121,800 369,910
Tisco Financial Group PCL,
Class F 72,200 219,273
TKS Technologies PCL 134,400 23,647
TKS Technologies PCL
- NVDR 146,000 25,689
#TMBThanachart Bank PCL 2,954,900 174,509
#TMBThanachart Bank PCL -
NVDR, Class R 3,040,400 179,559
TOA Paint Thailand PCL 365,401 156,536
TOA Paint Thailand PCL
- NVDR 1,000 428
TPI Polene PCL - NVDR 19,900 560
TPI Polene PCL, Class F 5,459,193 153,686
TPI Polene Power PCL 3,693,700 250,918
Triple i Logistics PCL 422,000 61,466
*True Corp. PCL - NVDR,
Class R 4,531,391 1,442,059
*True Corp. PCL, Class F 972,300 309,422
TTW PCL 833,932 228,387
Union Auction PCL - NVDR 600 121

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
THAILAND — (Continued)
Union Auction PCL, Class F 266,500 $ 53,822
United Paper PCL - NVDR,
Class R 1,100 256
United Paper PCL, Class R 224,200 52,139
Univanich Palm Oil PCL
- NVDR 2,100 623
Univanich Palm Oil PCL, Class
F 669,100 198,601
WHA Corp. PCL - NVDR 2,134,800 233,861
WHA Corp. PCL, Class F 1,692,900 185,452
WHA Utilities and Power PCL 921,700 96,457
WHA Utilities and Power PCL
- NVDR 38,000 3,977
TOTAL THAILAND 64,859,158
TURKEY — (0.8%)
Afyon Cimento Sanayi TAS 116,600 44,580
Agesa Hayat ve Emeklilik A/S 30,050 128,734
*Ahlatci Dogal Gaz Dagitim
Enerji VE Yatirim A/S 34,731 25,240
Akbank TAS 2,686,507 4,467,253
Akcansa Cimento A/S 38,697 135,939
*Akenerji Elektrik Uretim A/S 229,106 68,461
Aksa Akrilik Kimya Sanayii A/S 1,087,928 254,876
*Aksa Enerji Uretim A/S 48,429 47,531
*Aksigorta A/S 439,354 78,578
#Alarko Holding A/S 343,768 795,630
Albaraka Turk Katilim Bankasi
A/S 3,337,979 747,474
*Alkim Alkali Kimya A/S 175,559 78,193
Anadolu Anonim Turk Sigorta
Sirketi 162,050 396,811
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 729,020 272,262
Anadolu Hayat Emeklilik A/S,
Class A 47,628 104,014
*ARD Grup Bilisim Teknolojileri
A/S 230,885 178,256
*Arena Bilgisayar Sanayi ve
Ticaret A/S 18,201 17,908
Aselsan Elektronik Sanayi Ve
Ticaret A/S 198,380 913,878
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 81,581 210,218
Aygaz A/S 32,841 132,115
*Bagfas Bandirma Gubre
Fabrikalari A/S 76,289 70,326
*Baticim Bati Anadolu Cimento
Sanayii A/S 1,965,584 219,835
*BatiSoke Soke Cimento
Sanayii TAS 51,404 17,551
*Bera Holding A/S 782,522 322,316
*Besler Gida Ve Kimya Sanayi
Ve Ticaret AS 255,845 96,242
BIM Birlesik Magazalar A/S 126,708 1,655,916
*Biotrend Cevre VE Enerji
Yatirimlari A/S 166,847 87,384
Bogazici Beton Sanayi Ve
Ticaret A/S, Class A 20,152 10,673
Shares Value
TURKEY — (Continued)
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 5,078 $ 45,097
Borusan Yatirim ve Pazarlama
A/S 322 16,595
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 3 15
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 41,860 80,022
Bursa Cimento Fabrikasi A/S 326,924 60,564
*Can2 Termik AS 2,867,202 127,139
Celebi Hava Servisi A/S 1,285 53,213
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 233,457 64,125
#Cimsa Cimento Sanayi VE
Ticaret A/S, Class A 245,953 313,553
Coca-Cola Icecek A/S, Class A 432,553 541,317
Dogan Sirketler Grubu Holding
A/S 341,448 133,827
Dogus Otomotiv Servis ve
Ticaret A/S 151,634 688,447
EGE Endustri VE Ticaret A/S 554 107,544
EGE Gubre Sanayii A/S 73,117 181,923
Enerjisa Enerji A/S 113,687 23,974
ΩEnerjisa Enerji A/S 71,911 114,705
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 17,495 73,009
Eregli Demir ve Celik
Fabrikalari TAS 1,246,870 820,742
Escar Turizm Tasimacilik
Ticaret A/S 100,331 114,931
*Esenboga Elektrik Uretim A/S 132,755 311,341
Europap Tezol Kagit Sanayi
VE Ticaret A/S 69,677 27,533
*Europen Endustri Insaat
Sanayi VE Ticaret AS 1,176,340 192,710
Ford Otomotiv Sanayi A/S 24,050 56,373
Galata Wind Enerji A/S 78,736 50,392
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 15,512 71,039
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 156,262 192,474
Global Yatirim Holding A/S 2,465,904 542,471
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S., Class
A 11,667 101,026
*Gubre Fabrikalari TAS 12,692 77,760
*Hektas Ticaret TAS – –
*Hitit Bilgisayar Hizmetleri AS 57,734 64,002
*HUN Yenilenebilir Enerji
Uretim A/S, Class A 183,062 20,158
*Ihlas Holding A/S 2,799,877 186,921
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S, Class F 433,183 80,142
Is Yatirim Menkul Degerler A/S 388,610 400,356
*Isiklar Enerji ve Yapi Holding
A/S 195,519 61,797
*Izdemir Enerji Elektrik Uretim
A/S 898,930 172,952

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TURKEY — (Continued)
*Izmir Demir Celik Sanayi AS 646,685 $ 91,762
Jantsa Jant Sanayi Ve Ticaret
A/S 96,847 52,058
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 98,147 70,842
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 1,377,188 940,449
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 177,291 172,867
*Karel Elektronik Sanayi ve
Ticaret A/S 1 –
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 205,880 51,073
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 3,034,414 189,870
*Kayseri Seker Fabrikasi A/S 112,882 58,898
Kervan Gida Sanayi Ve Ticaret
A/S, Class A 573,518 30,376
KOC Holding A/S 399,656 1,765,288
Kocaer Celik Sanayi Ve
Ticaret A/S 87,489 31,812
*Konya Cimento Sanayii AS 672 96,844
*Kordsa Teknik Tekstil A/S 33,611 50,922
LDR Turizm A/S, Class A 14,328 80,547
Logo Yazilim Sanayi Ve
Ticaret A/S 65,178 256,904
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S, Class
A 186,028 79,740
*Loras Holding A.S 145,371 19,876
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 154,278 166,087
Matriks Bilgi Dagitim Hizmetleri
A/S 1 –
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 631,504 658,060
#*MIA Teknoloji A/S 141,418 125,556
Migros Ticaret A/S, Class A 54,918 708,916
Ω*MLP Saglik Hizmetleri A/S,
Class A 41,219 389,160
*Naturel Yenilenebilir Enerji
Ticaret A/S, Class A 54,583 63,144
Naturelgaz Sanayi ve Ticaret
A/S, Class A 164,299 44,603
*NET Holding A/S, Class F 193,224 244,904
Nuh Cimento Sanayi A/S,
Class A 32,834 188,788
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 192,405 25,880
*Orge Enerji Elektrik Taahhut
A/S 57,520 107,266
Osmanli Yatirim Menkul
Degerler A/S, Class F 89,865 22,027
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 6,810 92,689
*Oyak Cimento Fabrikalari A/S 610,232 359,588
Shares Value
TURKEY — (Continued)
*Pegasus Hava Tasimaciligi
A/S 194,139 $ 1,205,210
*Peker Gayrimenkul Yatirim
Ortakligi A/S, Class A 1,127,537 149,716
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 245,000 94,637
*Petkim Petrokimya Holding
A/S, Class H 307,721 129,629
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S, Class F 85,823 56,365
*Polisan Holding A/S 176,545 17,658
*Politeknik Metal Sanayi ve
Ticaret AS, Class A 316 52,974
*Ral Yatirim Holding A/S 70,326 216,386
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 197,231 82,842
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 83,439 40,864
#*Sasa Polyester Sanayi A/S,
Class A 2,247,195 172,721
Sekerbank Turk A/S 2,716,520 391,487
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 51,061 128,681
Sok Marketler Ticaret A/S,
Class A 97,965 90,066
SUN Tekstil Sanayi Ve Ticaret
A/S 37,830 38,489
Suwen Tekstil Sanayi
Pazarlama A/S 156,238 40,798
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 11,493 15,841
*TAV Havalimanlari Holding
A/S, Class A 90,225 546,333
*Tekfen Holding A/S 240,445 638,533
#Tofas Turk Otomobil
Fabrikasi A/S, Class A 62,349 354,498
*Tukas Gida Sanayi ve Ticaret
A/S 2,251,753 149,773
*Tumosan Motor ve Traktor
Sanayi A/S 21,910 64,770
Turcas Petrol AS 51,062 43,850
*Turk Altin Isletmeleri A/S 77,814 43,821
Turk Hava Yollari AO 352,402 2,500,229
*Turk Telekomunikasyon A/S 453,176 607,874
Turk Traktor ve Ziraat
Makineleri A/S 5,358 77,871
Turkcell Iletisim Hizmetleri A/S 889,770 2,043,975
#Turkiye Garanti Bankasi A/S 302,674 1,064,761
Turkiye Is Bankasi A/S 3,059,326 1,116,922
#Turkiye Petrol Rafinerileri A/S 1,001,021 4,165,065
Turkiye Sigorta A/S 1,063,018 258,992
Turkiye Sise ve Cam
Fabrikalari A/S 405,467 367,181
#*Turkiye Vakiflar Bankasi
TAO 1,724,895 1,224,632
Ulker Biskuvi Sanayi A/S,
Class A 334,410 902,898
*Usak Seramik Sanayii AS 607,295 70,464

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
TURKEY — (Continued)
*Yapi ve Kredi Bankasi A/S,
Class A 2,015,821 $ 1,671,533
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 106,414 72,458
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 177,098 45,024
*YEO Teknoloji Enerji VE
Endustri A/S 81,644 82,744
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 305,997 182,273
*Zorlu Enerji Elektrik Uretim
A/S, Class H 300,862 24,903
TOTAL TURKEY 46,230,920
UNITED ARAB EMIRATES — (1.7%)
Abu Dhabi Commercial Bank
PJSC 1,596,077 7,074,170
Abu Dhabi Islamic Bank PJSC 1,223,144 8,045,291
Abu Dhabi National Hotels 2,041,686 277,924
Abu Dhabi National Insurance
Co. PSC 7,110 13,937
Abu Dhabi National Oil Co. for
Distribution PJSC 1,507,820 1,522,968
*Abu Dhabi Ports Co. PJSC 680,984 771,254
Abu Dhabi Ship Building Co.
PJSC 56,725 123,547
ADNOC Drilling Co. PJSC,
Class F 1,592,209 2,531,513
Agility Global PLC 1,757,648 564,652
Agthia Group PJSC, Class A 471,756 548,419
Air Arabia PJSC, Class H 2,300,892 2,330,271
Ajman Bank PJSC 2,002,325 806,796
Aldar Properties PJSC 1,074,223 2,784,189
Alpha Dhabi Holding PJSC,
Class A 174,939 592,481
Amanat Holdings PJSC 1,549,297 497,719
Americana Restaurants
International PLC - Foreign Co. 1,028,165 601,823
*Apex Investment Co. PSC 441,802 467,891
*Bank of Sharjah, Class A 750,745 345,419
Burjeel Holdings PLC 861,882 340,238
Dana Gas PJSC, Class A 6,257,742 1,305,010
Deyaar Development PJSC 1,479,238 418,831
Dubai Electricity & Water
Authority PJSC 1,290,939 973,538
Dubai Financial Market PJSC 1,819,410 866,834
Dubai Investments PJSC 2,390,955 1,926,772
Dubai Islamic Bank PJSC 2,227,420 6,052,014
Emaar Development PJSC 1,033,038 4,232,725
Emaar Properties PJSC 4,535,004 18,828,459
Emirates Central Cooling
Systems Corp. 925,202 435,762
Emirates Driving Co. 270,411 218,649
Emirates Integrated
Telecommunications Co. PJSC 244,389 665,348
Emirates NBD Bank PJSC 1,478,697 10,768,872
*Emirates Reem Investments
PJSC 29,205 22,819
Emirates Telecommunications
Group Co. PJSC, Class A 698,771 3,603,148
Shares Value
UNITED ARAB EMIRATES — (Continued)
*EMSTEEL Building Materials
PJSC 1,635,931 $ 587,903
Fertiglobe PLC, Class A 979,271 693,176
First Abu Dhabi Bank PJSC,
Class A 1,449,880 7,105,126
*Ghitha Holding PJSC 39,564 271,221
*Gulf Navigation Holding PJSC 439,374 717,716
*Gulf Pharmaceutical
Industries PSC 437,204 170,211
*Manazel PJSC 1,559,066 147,286
*Modon Holding PSC 283,350 293,139
National Bank of Ras Al-
Khaimah PSC (The), Class K 1,609 3,395
National Central Cooling Co.
PJSC 320,078 253,581
*National Corp. for Tourism &
Hotels 231,311 130,987
NMDC Group PJSC 129,710 881,425
Palms Sports PrJSC 159,354 335,359
*Presight AI Holding PLC 286,246 297,694
*RAK Properties PJSC 1,967,857 825,052
Ras Al Khaimah Ceramics
PJSC 664,157 466,507
Salik Co. PJSC 1,102,362 1,920,753
Sharjah Islamic Bank 934,666 768,476
*SHUAA CAPITAL PSC, Class
A 1,153,703 79,780
Taaleem Holdings PJSC 154,713 176,906
TECOM Group PJSC 466,151 434,030
*Union Properties PJSC 1,976,121 470,748
TOTAL UNITED ARAB
EMIRATES 97,589,754
UNITED KINGDOM — (0.0%)
*Metlen Energy & Metals PLC 53,138 2,942,414
TOTAL UNITED KINGDOM 2,942,414
UNITED STATES — (0.0%)
*BeOne Medicines, Ltd., Class
H 29,200 674,762
Nexteer Automotive Group,
Ltd. 2,259,000 1,697,847
TOTAL UNITED STATES 2,372,609
TOTAL COMMON STOCKS 5,667,521,804
PREFERRED STOCKS — (0.6%)
BRAZIL — (0.6%)
Alpargatas SA 0.320% 172,700 264,053
Banco do Estado do Rio
Grande do Sul SA, Class B
0.790% 357,949 701,378
Banco Pine SA 0.230% 142,405 153,888
Centrais Eletricas Brasileiras
SA, Class B 4.730% 63,500 463,897
Cia Energetica de Minas
Gerais 11.180% 964,965 1,780,477
Cia Paranaense de Energia -
Copel, Class B 4.290% 355,771 753,667
Energisa S/A 6.630% 190 297
Gerdau SA 3.800% 151,510 455,730

Dimensional Emerging Markets Core Equity 2 ETF
continued
Shares Value
BRAZIL — (Continued)
Itau Unibanco Holding SA
3.230% 1,095,340 $ 6,878,952
Marcopolo SA 4.180% 804,480 1,186,915
Petroleo Brasileiro SA -
Petrobras 5.290% 3,633,800 21,185,348
Raizen SA 0.700% 62,908 15,956
Randon SA Implementos e
Participacoes 0.660% 111,819 142,007
Taurus Armas SA 3.790% 37,754 32,775
Track & Field Co. SA 0.190% 22,095 57,422
Unipar Carbocloro SA 9.160% 27,200 267,066
TOTAL BRAZIL 34,339,828
COLOMBIA — (0.0%)
Grupo Argos SA 5.660% 32,858 92,299
Grupo Aval Acciones y Valores
SA, Class A 4.070% 628,656 87,240
Grupo Cibest SA 8.520% 13,210 145,258
Grupo de Inversiones
Suramericana SA, Class O
3.840% 45,423 411,793
TOTAL COLOMBIA 736,590
TOTAL PREFERRED
STOCKS 35,076,418
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco BMG SA 08/25/2025 5,862 984
*Priner Servicos Industriais SA
08/06/2025 6,207 610
*Randon SA Implementos e
Participacoes 08/19/2025 8,950 128
TOTAL BRAZIL 1,722
CHILE — (0.0%)
*Instituto de Diagnostico SA
08/26/2025 29 25
TOTAL CHILE 25
INDIA — (0.0%)
*Inox Wind, Ltd. 08/20/2025 27,207 9,547
*JTEKT India, Ltd. 08/12/2025 6,125 1,460
*Mahindra Logistics, Ltd.
08/14/2025 6,187 3,327
TOTAL INDIA 14,334
Shares Value
KOREA, REPUBLIC OF — (0.0%)
*Kangstem Biotech Co., Ltd.
08/18/2025 5,375 $ 922
*LS Marine Solution Co., Ltd.
08/28/2025 3,210 9,837
*SY Steel Tech, Inc.
09/05/2025 3,001 2,110
TOTAL KOREA, REPUBLIC
OF 12,869
MALAYSIA — (0.0%)
*Aurelius Technologies BHD
06/18/2030 46,200 2,979
*Guan Chong BHD 06/19/2028 58,275 2,664
#*YTL Corp. BHD 505,900 117,431
TOTAL MALAYSIA 123,074
THAILAND — (0.0%)
*Better World Green PCL
05/28/2027 21,533 –
*Better World Green PCL
08/13/2025 93,566 –
*Energy Absolute PCL
02/13/2028 318,733 10,826
*Energy Absolute PCL
02/13/2028 619,133 21,029
*Noble Development PCL
05/18/2027 697,650 –
*Noble Development PCL
05/18/2027 1,200 –
*Origin Property PCL
05/18/2028 335,750 2,055
*Origin Property PCL
05/18/2028 625 4
*VGI PCL 09/03/2025 53,970 875
TOTAL THAILAND 34,789
TOTAL RIGHTS/WARRANTS 186,813
TOTAL INVESTMENT SECURITIES — (98.7%)
(Cost $4,282,559,486) 5,702,785,035
SECURITIES LENDING COLLATERAL — (1.3%)
@§The DFA Short Term
Investment Fund 6,334,276 73,268,570
TOTAL INVESTMENTS — ( 100.0% )
(Cost $4,355,828,056) $ 5,776,053,605
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $327,867,010 which represented 5.7% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund

Dimensional Emerging Markets Core Equity 2 ETF
continued
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 3,232,448 $ — $ — $ 3,232,448
Brazil ............................... 167,706,960 — — 167,706,960
Chile ................................ 23,263,649 — — 23,263,649
China ............................... 1,378,426,895 1,194,807 53,606 1,379,675,308
Colombia ............................ 5,350,483 — — 5,350,483
Czech ............................... 6,470,300 — — 6,470,300
Egypt ............................... 1,357,726 — — 1,357,726
Greece .............................. 28,726,191 — — 28,726,191
Hong Kong ........................... 169,810,807 407,990 — 170,218,797
Hungary ............................. 11,714,548 — — 11,714,548
India ................................ 1,057,563,945 144,047 — 1,057,707,992
Indonesia ............................ 73,044,413 — 10,374 73,054,787
Ireland .............................. 35,383,807 — — 35,383,807
Korea, Republic of ..................... 662,397,350 85,900 192,059 662,675,309
Kuwait .............................. 43,207,379 — 60,599 43,267,978
Malaysia ............................. 77,496,377 — — 77,496,377
Mexico .............................. 89,742,409 — — 89,742,409
Peru ................................ 3,191,228 — — 3,191,228
Philippines ........................... 24,484,833 — — 24,484,833
Poland .............................. 67,834,569 — — 67,834,569
Qatar ............................... 42,565,505 — — 42,565,505
Saudi Arabia .......................... 183,026,710 — — 183,026,710
Singapore ............................ 14,902,359 — — 14,902,359
South Africa .......................... 170,757,333 — — 170,757,333
Taiwan .............................. 1,109,686,460 22,932 9,951 1,109,719,343
Thailand ............................. 33,379,060 31,478,107 1,991 64,859,158
Turkey .............................. 46,230,920 — — 46,230,920
United Arab Emirates ................... 93,268,890 4,320,864 — 97,589,754
United Kingdom ....................... 2,942,414 — — 2,942,414
United States ......................... 2,372,609 — — 2,372,609
Preferred Stocks
Brazil ............................... 34,339,828 — — 34,339,828
Colombia ............................ 736,590 — — 736,590
Rights/Warrants
Brazil ............................... 1,722 — — 1,722
Chile ................................ — 25 — 25
India ................................ 3,328 11,006 — 14,334

Dimensional Emerging Markets Core Equity 2 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Korea, Republic of ..................... $ 921 $ 11,948 $ — $ 12,869
Malaysia ............................. 5,643 117,431 — 123,074
Thailand ............................. 34,789 — — 34,789
Securities Lending Collateral ............... — 73,268,570 — 73,268,570
Total Investments ........................ $5,664,661,398 $111,063,627 $328,580> $5,776,053,605
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

Dimensional Emerging Markets ex China Core Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (97.5%)
BRAZIL — (4.7%)
Allied Tecnologia SA, Class A 300 $ 370
Allos SA 14,200 54,050
Alupar Investimento SA 6,636 34,967
Ambev SA 21,600 48,072
Ambev SA, Sponsored ADR 31,100 67,798
Anima Holding SA, Class A 1,500 975
Armac Locacao Logistica E
Servicos SA 200 126
Auren Energia SA 800 1,325
*Automob Participacoes SA 237 470
B3 SA - Brasil Bolsa Balcao 57,800 129,877
Banco ABC Brasil SA 1,100 4,242
ΩBanco BMG SA 400 246
Banco Bradesco SA 22,300 61,859
Banco Bradesco SA 800 1,915
Banco Bradesco SA,
Sponsored ADR 49,100 136,007
Banco BTG Pactual SA 11,800 82,474
Banco do Brasil SA 38,700 136,176
Banco Mercantil do Brasil SA 100 691
Banco Pan SA 21,000 29,220
Banco Santander Brasil SA 17,300 81,671
Banco Santander Brasil SA,
Sponsored ADR 33,000 155,760
BB Seguridade Participacoes
SA, Class H 14,200 85,476
Bemobi Mobile Tech SA 200 728
Blau Farmaceutica SA 100 221
Boa Safra Sementes SA 200 370
BrasilAgro - Co. Brasileira de
Propriedades Agricolas 7,100 26,087
BrasilAgro - Co. Brasileira de
Propriedades Agricolas, ADR 200 742
#*Braskem SA, Class A,
Sponsored ADR 1,200 3,792
*Brava Energia 5,500 19,393
BRF SA, Class A 3,100 11,102
#BRF SA, Sponsored ADR 13,100 46,112
Brisanet Servicos de
Telecomunicacoes SA 400 188
C&A MODAS SA 13,500 39,715
Caixa Seguridade
Participacoes S/A 700 1,723
Camil Alimentos SA 400 324
Centrais Eletricas Brasileiras
SA 700 4,728
Centrais Eletricas Brasileiras
SA, Class H, Sponsored ADR 15,400 104,104
*Cia Brasileira de Aluminio 24,500 20,480
*Cia Brasileira de Distribuicao 19,100 12,009
Cia de Ferro Ligas da Bahia
FERBASA 13,100 15,490
Shares Value
BRAZIL — (Continued)
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 8,000 $ 154,240
Cia de Saneamento de Minas
Gerais Copasa MG 6,900 31,871
Cia De Sanena Do Parana 21,200 129,126
Cia De Sanena Do Parana 500 681
Cia De Sanena Do Parana 2,200 2,597
Cia Energetica de Minas
Gerais 500 1,315
Cia Energetica de Minas
Gerais, Class B, Sponsored
ADR 33,600 60,816
#Cia Paranaense de Energia -
Copel, ADR 13,526 115,512
Cia Paranaense de Energia -
Copel, ADR 276 2,153
Cia Siderurgica Nacional SA 54,000 77,356
Cogna Educacao SA 438,800 216,322
Construtora Tenda S/A 6,200 23,588
#*Cosan SA, Class H, ADR 10,825 45,790
CPFL Energia SA, Class A 9,400 63,651
Cruzeiro do Sul Educacional
SA, Class A 18,700 16,935
Cury Construtora e
Incorporadora SA 11,900 62,576
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 22,700 99,419
ΩDesktop SA 400 587
Dexco SA 43,000 43,395
*Diagnosticos da America SA 8,000 1,772
Dimed SA Distribuidora da
Medicamentos 300 488
Direcional Engenharia SA,
Class A 6,400 44,571
EcoRodovias Infraestrutura e
Logistica SA, Class A 21,000 25,282
Embraer SA, Sponsored ADR 449 25,853
Empreendimentos Pague
Menos S/A 535 376
Energisa S/A 8,900 72,586
*Eneva SA 11,600 27,868
Engie Brasil Energia SA 3,300 23,536
Equatorial Energia SA 22,143 134,751
Eternit SA 100 67
Eucatex SA Industria e
Comercio 100 315
Even Construtora e
Incorporadora SA 400 497
Ez Tec Empreendimentos e
Participacoes SA 9,600 23,543
Fleury SA 25,059 64,230
Fras-Le SA 207 873
#Gerdau SA, Sponsored ADR 31,800 94,128

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
BRAZIL — (Continued)
ΩGPS Participacoes e
Empreendimentos SA 19,000 $ 48,055
Grendene SA, Class A 25,100 22,596
Grupo Mateus SA, Class B 19,300 25,269
Grupo SBF SA, Class B 14,000 27,482
Guararapes Confeccoes SA 300 414
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 11,100 65,566
Hospital Mater Dei SA 300 231
Hypera SA, Class A 22,600 103,785
Intelbras SA Industria de
Telecomunicacao Eletronica
Brasileira 300 757
Iochpe Maxion SA 5,400 14,063
Irani Papel e Embalagem SA,
Class A 400 533
*IRB-Brasil Resseguros SA 9,352 76,005
Isa Energia Brasil SA 5,900 22,837
Itau Unibanco Holding SA,
Sponsored ADR 47,349 296,878
Jalles Machado SA 500 304
*JBS N.V. 7,850 107,811
JHSF Participacoes SA 54,200 49,858
JSL SA, Class A 400 374
Kepler Weber SA 8,642 10,836
Klabin SA 35,200 116,944
Lavvi Empreendimentos
Imobiliarios SA 200 438
Localiza Rent a Car SA 18,900 116,907
LOG Commercial Properties e
Participacoes SA 100 376
*Log-in Logistica Intermodal
SA 100 456
Lojas Quero-Quero SA 888 384
Lojas Renner SA, Class A 44,620 129,671
ΩLWSA SA 28,900 19,513
M Dias Branco SA, Class H 5,000 21,711
Magazine Luiza SA 1,100 1,387
Mahle Metal Leve SA 5,100 26,044
Marcopolo SA 100 119
Marfrig Global Foods SA 14,600 55,546
Melnick Even Desenvolvimento
Imobiliario SA 300 176
Mills Locacao Servicos e
Logistica SA 18,300 36,773
*Minerva SA 20,500 18,089
Motiva Infraestrutura de
Mobilidade SA 26,100 57,388
Moura Dubeux Engenharia S/A 200 808
Movida Participacoes SA 13,655 15,122
*MRV Engenharia e
Participacoes SA 19,300 20,512
Multiplan Empreendimentos
Imobiliarios SA, Class A 7,100 32,085
*Natura Cosmeticos SA 34,200 55,162
Neoenergia SA 7,300 31,959
*Oceanpact Servicos
Maritimos SA, Class A 400 435
Odontoprev SA, Class A 14,400 30,891
Shares Value
BRAZIL — (Continued)
*Oncoclinicas do Brasil
Servicos Medicos SA 34,800 $ 33,877
*Orizon Valorizacao de
Residuos SA 1,100 9,425
Petroleo Brasileiro SA
- Petrobras 7,000 44,749
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 57,550 733,187
Petroleo Brasileiro SA -
Petrobras, Sponsored ADR 72,050 837,221
Petroreconcavo S/A 23,300 55,851
Plano & Plano
Desenvolvimento Imobiliario
SA 200 464
Porto Seguro SA, Class A 6,900 63,952
Positivo Tecnologia SA, Class
H 300 213
*PRIO SA 37,500 282,595
Profarma Distribuidora de
Produtos Farmaceuticos SA 100 132
Qualicorp Consultoria e
Corretora de Seguros SA 800 233
Raia Drogasil SA 39,100 94,074
ΩRede D'Or Sao Luiz SA 4,300 24,962
Romi SA, Class A 200 285
Rumo SA 12,100 35,747
Sao Carlos Empreendimentos
e Participacoes SA 100 330
Sao Martinho S/A, Class F 19,200 59,467
Schulz SA 400 360
Sendas Distribuidora S/A 42,000 70,593
#Sendas Distribuidora S/A,
ADR 6,880 57,792
ΩSer Educacional SA 13,800 19,497
*Serena Energia SA, Class A 22,500 47,624
SIMPAR SA 44,900 34,406
SLC Agricola SA 14,107 46,187
Smartfit Escola de Ginastica e
Danca SA 14,216 52,613
Suzano SA 1,000 9,315
#Suzano SA, Class A,
Sponsored ADR 19,300 178,911
SYN prop e tech SA 200 243
Tegma Gestao Logistica SA 2,110 13,734
#Telefonica Brasil SA, ADR 6,250 70,125
TIM SA 1,000 3,699
#TIM SA, ADR 3,820 70,212
TOTVS SA 5,400 42,063
Transmissora Alianca de
Energia Eletrica S/A 22,000 131,091
Tres Tentos Agroindustrial S/A 11,500 27,997
Trisul SA, Class A 300 333
Tupy SA 7,700 22,157
Ultrapar Participacoes SA,
Sponsored ADR 32,100 98,226
Unifique Telecomunicacoes
S/A, Class A 300 201
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas 300 247

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
BRAZIL — (Continued)
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 21,300 $ 16,664
Vale SA, Class A, Sponsored
ADR 97,400 928,222
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 3,600 14,159
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 21,500 14,747
Veste SA Estilo 400 406
Vibra Energia SA, Class A 53,600 203,063
Vivara Participacoes SA 16,100 73,101
Vulcabras SA 5,300 17,816
WEG SA, Class A 17,300 114,673
Wilson Sons SA 7,600 24,028
Wiz Co. 200 269
YDUQS Participacoes SA 42,600 98,462
TOTAL BRAZIL 9,552,291
CHILE — (0.6%)
Aguas Andinas SA, Class A 55,626 18,186
Banco de Chile, Sponsored
ADR 4,527 123,678
Banco de Credito e
Inversiones SA 1,733 68,323
Banco Santander Chile,
Sponsored ADR 2,370 54,534
Banvida SA 744 380
Besalco SA 8,949 7,495
BICECORP SA 3,885 1,066
*CAP SA 2,128 10,063
Cencosud SA 18,777 56,192
Cencosud Shopping SA 9,749 18,919
#Cia Cervecerias Unidas SA,
Sponsored ADR 3,839 45,032
Colbun SA 543,499 79,925
Embotelladora Andina SA,
Sponsored ADR 373 8,549
Empresa Nacional de
Telecomunicaciones SA 18,277 59,658
Empresas CMPC SA 36,414 50,957
Empresas Copec SA 9,184 60,399
Empresas Lipigas SA 320 1,579
Enel Americas SA 165,695 16,416
Enel Chile SA, Sponsored
ADR 18,742 59,599
Engie Energia Chile SA 20,464 24,852
Falabella SA, Class A 395 1,957
Forus SA, Class A 436 919
Grupo Security SA, Class B 44,661 12,400
Inversiones Aguas
Metropolitanas SA 34,254 28,870
Inversiones La Construccion
SA 1,550 16,914
Latam Airlines Group SA,
Class A, ADR 1,676 72,722
Parque Arauco SA 42,210 85,534
Plaza SA 4,342 9,113
Ripley Corp. SA, Class A 23,921 10,066
Shares Value
CHILE — (Continued)
Salfacorp SA 2,092 $ 1,532
SMU SA, Class A 278,564 43,787
Sociedad Matriz SAAM SA,
Class B 11,120 1,339
#*Sociedad Quimica y
Minera de Chile SA, Class B,
Sponsored ADR 2,436 89,523
SONDA SA 39,829 13,107
Vina Concha y Toro SA 49,651 52,735
TOTAL CHILE 1,206,320
COLOMBIA — (0.2%)
Celsia SA 2,476 2,794
Cementos Argos SA 7,845 20,681
*Corp Financiera Colombiana
SA 12,003 50,546
Grupo Argos SA, Class A 8,950 36,529
#Grupo Aval Acciones
y Valores SA, Class A,
Sponsored ADR 10,731 30,154
Grupo Cibest SA 220 2,879
Grupo Cibest SA, ADR 3,197 138,814
Grupo de Inversiones
Suramericana SA 2,243 24,879
Grupo Energia Bogota SA
ESP, Class O 4,356 3,085
Interconexion Electrica SA
ESP 2,279 11,491
Mineros SA, Class A 7,286 13,225
Promigas SA ESP 9,573 15,399
TOTAL COLOMBIA 350,476
CZECH — (0.2%)
CEZ A/S 2,855 166,102
Komercni Banka A/S 1,412 67,625
ΩMoneta Money Bank A/S,
Class F 10,895 76,165
Philip Morris CR A/S 13 10,516
TOTAL CZECH 320,408
EGYPT — (0.0%)
Commercial International
Bank - Egypt (CIB), Registered
Shares, GDR 25,983 49,731
TOTAL EGYPT 49,731
FRANCE — (0.0%)
Carrefour SA 3,554 53,298
TOTAL FRANCE 53,298
GREECE — (0.8%)
Aegean Airlines SA 4,539 65,562
*Aktor SA Holding Company
Technical And Energy Projects 40 286
Alpha Bank SA 39,488 149,146
Athens International Airport
SA, Class A 391 4,475
Athens Water Supply &
Sewage Co. SA 1,683 14,120
Autohellas Tourist and Trading
SA 1,901 23,150
Avax SA 184 481

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
GREECE — (Continued)
Bank of Greece, Class A 729 $ 12,599
Ellaktor SA 392 597
ElvalHalcor SA 188 541
Eurobank Ergasias Services
and Holdings SA 35,123 130,167
Fourlis Holdings SA, Class A 124 632
GEK TERNA SA, Class A 3,289 81,537
Hellenic Exchanges - Athens
Stock Exchange SA 656 5,256
Hellenic Telecommunications
Organization SA, Class A 2,815 51,228
HELLENiQ ENERGY Holdings
S.A., Class A 6,497 57,295
Holding Co. ADMIE IPTO SA 9,270 35,119
#*Intralot SA-Integrated
Information Systems & Gaming
Services 46,492 59,066
JUMBO SA, Class A 2,983 101,196
Kri-Kri Milk Industry SA 20 430
*LAMDA Development SA,
Class A 2,398 18,307
Lavipharm SA 212 193
Motor Oil Hellas Corinth
Refineries SA 3,901 112,425
National Bank of Greece SA 19,817 278,755
OPAP SA, Class A 2,943 66,223
Piraeus Financial Holdings SA 22,236 172,297
Piraeus Port Authority SA 156 8,606
Profile Systems & Software SA 32 281
Public Power Corp. SA 3,230 52,680
Quest Holdings SA 1,410 11,813
Sarantis SA 1,031 15,812
Thrace Plastics Holding and
Co., Class A 52 235
Titan SA, Class A 1,221 50,799
TOTAL GREECE 1,581,309
HUNGARY — (0.3%)
*4iG Nyrt, Class A 2,871 15,078
ANY Security Printing Co. 1,032 23,759
Magyar Telekom
Telecommunications PLC 12,626 62,982
MOL Hungarian Oil & Gas PLC 13,440 117,381
Opus Global Nyrt 750 1,233
OTP Bank Nyrt, Class A 4,693 382,997
*PannErgy Nyrt 36 158
Richter Gedeon Nyrt 1,019 30,697
TOTAL HUNGARY 634,285
INDIA — (25.0%)
360 ONE WAM, Ltd., Class A 4,839 58,152
3M India, Ltd. 4 1,404
Aarti Drugs, Ltd. 1,992 11,523
Aarti Industries, Ltd. 576 2,762
Aarti Pharmalabs, Ltd. 3,649 37,957
ABB India, Ltd. 506 31,828
ACC, Ltd., Class A 1,347 27,500
Accelya Solutions India, Ltd. 12 190
Action Construction
Equipment, Ltd. 412 5,326
Shares Value
INDIA — (Continued)
*Adani Energy Solutions, Ltd. 11,897 $ 109,791
Adani Enterprises, Ltd. 1,205 33,436
*Adani Green Energy, Ltd. 154 1,731
Adani Ports & Special
Economic Zone, Ltd. 15,246 238,979
*Adani Power, Ltd. 25,083 168,396
Adani Total Gas, Ltd. 5,127 35,357
ADF Foods, Ltd. 168 471
*Aditya Birla Fashion and
Retail, Ltd. 7,086 5,895
*Aditya Birla Lifestyle Brands,
Ltd. 5,407 8,858
Aditya Birla Real Estate, Ltd. 489 10,521
ΩAditya Vision, Ltd. 2,517 11,341
Advanced Enzyme
Technologies, Ltd., Class F 140 560
*Advent Hotels International
Pvt, Ltd. 1,377 4,915
Aegis Logistics, Ltd. 7,936 65,201
*Aether Industries, Ltd. 84 735
Agarwal Industrial Corp., Ltd. 24 270
AGI Greenpac, Ltd. 2,546 27,983
Ahluwalia Contracts India, Ltd. 1,099 12,831
AIA Engineering, Ltd. 2,037 72,845
Ajanta Pharma, Ltd. 2,384 74,879
Ajmera Realty & Infra India,
Ltd. 1,717 17,582
Akzo Nobel India, Ltd. 142 6,114
Alembic Pharmaceuticals, Ltd. 2,777 31,001
Alembic, Ltd. 284 364
Alkem Laboratories, Ltd. 1,218 69,954
Alkyl Amines Chemicals, Class
A 1,627 43,614
Allcargo Logistics, Ltd. 1,332 532
Allied Digital Services, Ltd. 92 167
Amara Raja Energy & Mobility,
Ltd., Class F 9,399 103,391
*Amber Enterprises India, Ltd. 476 43,273
Ambuja Cements, Ltd. 3,834 25,941
Amrutanjan Health Care, Ltd. 48 362
Anant Raj, Ltd. 2,070 13,342
Andhra Paper, Ltd. 256 225
Andhra Sugars, Ltd. (The) 300 266
Angel One, Ltd., Class A 4,251 126,217
Ω*Antony Waste Handling
Cell, Ltd., Class A 56 392
Anup Engineering, Ltd. (The) 107 3,231
Anupam Rasayan India, Ltd. 50 647
Apar Industries, Ltd., Class A 1,339 136,157
Apcotex Industries, Ltd., Class
A 76 371
APL Apollo Tubes, Ltd. 5,621 102,745
Apollo Hospitals Enterprise,
Ltd., Class A 1,836 157,152
Apollo Micro Systems, Ltd. 220 436
Apollo Pipes, Ltd. 60 277
Apollo Tyres, Ltd. 26,777 137,463
Aptech, Ltd. 92 137

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Artemis Medicare Services,
Ltd. 88 $ 240
Arvind Fashions, Ltd. 10,641 67,692
Arvind, Ltd. 26,368 95,134
Asahi India Glass, Ltd. 2,427 23,274
*Ashapura Minechem, Ltd. 1,365 8,640
Ashiana Housing, Ltd. 128 462
Ashok Leyland, Ltd. 195,366 269,970
*Ashoka Buildcon, Ltd., Class
A 16,547 38,027
Asian Paints, Ltd., Class F 7,047 192,757
ΩAster DM Healthcare, Ltd. 14,033 96,903
Astra Microwave Products, Ltd. 2,103 23,037
Astral, Ltd. 204 3,263
AstraZeneca Pharma India,
Ltd. 12 1,258
Atul, Ltd. 949 71,815
ΩAU Small Finance Bank, Ltd. 8,451 71,536
Aurobindo Pharma, Ltd., Class
A 13,496 175,605
Automotive Axles, Ltd. 20 429
Avadh Sugar & Energy, Ltd. 52 274
Avantel, Ltd. 11,526 16,768
Avanti Feeds, Ltd., Class A 3,311 25,744
Ω*Avenue Supermarts, Ltd. 1,025 49,933
*AWL Agri Business, Ltd. 10,246 30,668
Axis Bank, Ltd. 55,378 675,419
Axis Bank, Ltd., GDR 668 40,614
*AXISCADES Technologies,
Ltd. 48 726
Bajaj Auto, Ltd. 1,442 131,823
*Bajaj Consumer Care, Ltd. 296 754
Bajaj Finserv, Ltd. 5,843 129,935
*Bajaj Hindusthan Sugar, Ltd. 57,451 15,307
Balaji Amines, Ltd. 36 727
Balkrishna Industries, Ltd. 1,801 55,022
Balmer Lawrie & Co., Ltd. 232 557
Balrampur Chini Mills, Ltd. 15,206 101,904
Banco Products India, Ltd. 3,692 24,942
ΩBandhan Bank, Ltd. 85,021 163,134
Bank of Baroda, Class A 51,544 139,965
Bank of India, Class A 1,644 2,090
Bank of Maharashtra, Class A 32,981 21,114
Bannari Amman Sugars, Ltd.,
Class F 16 686
BASF India, Ltd. 468 26,681
Bata India, Ltd. 2,611 35,508
Bayer CropScience, Ltd. 161 11,620
BCL Industries, Ltd. 648 325
BEML, Ltd. 28 1,266
Berger Paints India, Ltd.,
Class A 5,283 34,069
Best Agrolife, Ltd., Class R 48 266
*BF Utilities, Ltd., Class R 56 479
Bhansali Engineering
Polymers, Ltd. 364 480
Bharat Bijlee, Ltd. 20 680
Bharat Dynamics, Ltd. 158 2,920
Bharat Electronics, Ltd. 59,415 259,843
Shares Value
INDIA — (Continued)
Bharat Forge, Ltd. 15,201 $ 202,874
Bharat Heavy Electricals, Ltd. 62,026 168,839
Bharat Petroleum Corp., Ltd. 36,231 136,199
Bharat Rasayan, Ltd. 4 505
*Bharat Wire Ropes, Ltd. 140 299
Bharti Airtel, Ltd. 64,608 1,411,882
Biocon, Ltd. 14,115 63,067
Birla Corp., Ltd. 4,182 64,521
BirlaNu, Ltd. 16 421
Birlasoft, Ltd. 9,313 41,622
*BL Kashyap & Sons, Ltd. 260 235
*Black Box, Ltd., Class A 1,813 10,533
Bliss GVS Pharma, Ltd., Class
A 136 274
Blue Dart Express, Ltd. 162 11,085
Blue Star, Ltd., Class A 874 17,342
*Bluspring Enterprises, Ltd. 12,311 12,308
Bombay Burmah Trading Co. 1,606 34,775
Bombay Dyeing &
Manufacturing Co., Ltd. 2,029 3,956
*Borosil, Ltd. 108 407
Bosch, Ltd. 79 36,421
Brigade Enterprises, Ltd.,
Class A 8,717 100,287
Britannia Industries, Ltd.,
Class A 2,883 189,932
BSE, Ltd., Class A 2,089 57,887
*Camlin Fine Sciences, Ltd. 388 1,185
Campus Activewear, Ltd. 4,795 14,634
Canara Bank, Class A 42,650 52,218
Cantabil Retail India, Ltd. 116 352
*Capacit'e Infraprojects, Ltd. 3,021 10,575
Caplin Point Laboratories, Ltd.,
Class F 841 19,839
Carborundum Universal, Ltd. 4,477 47,561
Care Ratings, Ltd. 1,692 32,772
*Cartrade Tech, Ltd. 8,554 213,511
Carysil, Ltd., Class A 1,115 11,286
Castrol India, Ltd. 47,132 117,353
CCL Products India, Ltd. 6,188 60,246
CE Info Systems, Ltd. 766 15,758
Ceat, Ltd., Class A 3,393 128,336
Cello World, Ltd. 1,910 12,970
Central Depository Services
India, Ltd., Class F 7,325 123,824
Centum Electronics, Ltd. 16 404
Century Enka, Ltd. 56 331
Century Plyboards India, Ltd. 192 1,603
Cera Sanitaryware, Ltd. 484 36,162
CESC, Ltd., Class A 28,398 54,952
CG Power & Industrial
Solutions, Ltd., Class A 19,623 148,227
*Chalet Hotels, Ltd. 251 2,607
Chambal Fertilisers and
Chemicals, Ltd. 26,714 157,023
*Chemplast Sanmar, Ltd. 7,110 33,834
Chennai Petroleum Corp., Ltd. 4,182 32,590
*Choice International, Ltd. 1,688 14,687
CIE Automotive India, Ltd. 5,887 27,026

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
*Cigniti Technologies, Ltd. 40 $ 757
Cipla, Ltd. 18,831 334,191
City Union Bank, Ltd. 1,408 3,444
Clean Science & Technology,
Ltd. 96 1,340
CMS Info Systems, Ltd., Class
A 33,438 174,941
Coal India, Ltd. 23,398 100,525
ΩCochin Shipyard, Ltd., Class
A 1,244 25,147
Coforge, Ltd. 5,954 118,823
*Cohance Lifesciences, Ltd. 843 9,608
Colgate-Palmolive India, Ltd.,
Class F 5,781 148,177
Computer Age Management
Services, Ltd. 5,720 244,005
Confidence Petroleum India,
Ltd. 644 382
Container Corp. of India, Ltd.,
Class A 3,822 25,227
Control Print, Ltd., Class A 28 242
Coromandel International, Ltd.,
Class A 3,581 110,023
Cosmo First, Ltd. 56 651
Craftsman Automation, Ltd. 417 32,142
CRISIL, Ltd. 372 22,524
Crompton Greaves Consumer
Electricals, Ltd., Class H 43,987 162,192
*CSB Bank, Ltd., Class H 192 921
Cummins India, Ltd. 6,324 256,682
Cyient, Ltd. 7,905 108,795
Ω*D P Abhushan, Ltd. 12 228
Dabur India, Ltd. 8,717 52,641
Dalmia Bharat Sugar &
Industries, Ltd. 52 219
Dalmia Bharat, Ltd. 560 14,291
Datamatics Global Services,
Ltd., Class H 32 358
DB Corp., Ltd. 2,147 6,611
DCB Bank, Ltd. 19,481 29,927
DCM Shriram Industries, Ltd. 188 362
DCM Shriram, Ltd. 96 1,567
*DCW, Ltd. 448 393
Deep Industries, Ltd. 76 414
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 720 13,141
Deepak Nitrite, Ltd., Class A 4,400 92,441
*Delhivery, Ltd. 52,226 253,532
Delta Corp., Ltd. 9,647 9,418
*Devyani International, Ltd. 1,664 3,098
*Dhanlaxmi Bank, Ltd. 712 219
Dhanuka Agritech, Ltd. 752 16,398
*Digitide Solutions, Ltd. 12,311 32,688
ΩDilip Buildcon, Ltd. 2,010 11,039
*Dish TV India, Ltd. 3,056 188
*Dishman Carbogen Amcis,
Ltd. 188 546
Divi's Laboratories, Ltd. 245 18,447
Dixon Technologies India, Ltd. 952 183,024
Shares Value
INDIA — (Continued)
DLF, Ltd. 9,208 $ 82,437
Dodla Dairy, Ltd., Class A 3,336 48,437
Dollar Industries, Ltd. 52 226
ΩDr. Lal PathLabs, Ltd. 3,212 115,535
Dr. Reddy's Laboratories, Ltd. 1,196 17,344
#Dr. Reddy's Laboratories,
Ltd., Sponsored ADR 19,991 284,272
Dreamfolks Services, Ltd. 56 88
Dwarikesh Sugar Industries,
Ltd. 572 277
eClerx Services, Ltd. 1,229 52,853
Eicher Motors, Ltd. 3,460 215,996
*EID Parry India, Ltd. 4,935 69,491
EIH Associated Hotels 56 247
EIH, Ltd. 14,764 63,287
Eimco Elecon India, Ltd.,
Class A 12 309
Elecon Engineering Co., Ltd.,
Class A 5,586 36,364
Electrosteel Castings, Ltd. 69,560 88,103
Elgi Equipments, Ltd. 3,558 23,085
Emami, Ltd. 15,350 105,252
*Embassy Developments, Ltd. 26,037 31,346
ΩEndurance Technologies,
Ltd. 2,965 86,369
Engineers India, Ltd. 56,558 138,033
Epigral, Ltd. 1,935 44,603
EPL, Ltd. 15,927 40,538
ΩEquitas Small Finance Bank,
Ltd., Class A 15,369 10,397
ESAB India, Ltd. 357 21,716
Escorts Kubota, Ltd. 543 20,823
*Eternal, Ltd. 20,189 70,939
*Eureka Forbes, Ltd. 4,159 26,500
Eveready Industries India, Ltd. 116 560
Everest Industries, Ltd. 24 150
Everest Kanto Cylinder, Ltd. 144 212
Exide Industries, Ltd., Class F 17,495 76,751
Fairchem Organics, Ltd. 20 202
FDC, Ltd. 156 854
Federal Bank, Ltd. 75,538 174,559
*Federal-Mogul Goetze India,
Ltd. 56 368
FIEM Industries, Ltd. 1,165 25,584
Filatex India, Ltd. 560 354
Fine Organic Industries, Ltd. 464 28,088
Fineotex Chemical, Ltd. 108 322
*Fino Payments Bank, Ltd. 76 233
Finolex Cables, Ltd. 4,363 44,002
Finolex Industries, Ltd. 11,018 25,943
Firstsource Solutions, Ltd. 67,087 261,689
Force Motors, Ltd. 656 126,888
Fortis Healthcare, Ltd., Class A 12,631 123,637
*FSN E-Commerce Ventures,
Ltd. 16,802 40,206
G R Infraprojects, Ltd. 1,218 16,938
Gabriel India, Ltd. 8,673 102,696
GAIL India, Ltd. 65,918 133,704
Galaxy Surfactants, Ltd. 798 24,286

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
*Ganesh Benzoplast, Ltd.,
Class H 156 $ 168
Ganesh Housing Corp., Ltd. 1,658 16,925
Ganesha Ecosphere, Ltd.,
Class H 212 3,594
Garware Hi-Tech Films, Ltd. 1,259 49,708
Garware Technical Fibres, Ltd. 2,730 28,008
Gateway Distriparks, Ltd. 1,431 1,157
GE Vernova T&D India, Ltd. 3,102 96,560
*Genesys International Corp.,
Ltd. 1,439 9,862
Geojit Financial Services, Ltd.,
Class A 11,410 9,515
GHCL Textiles, Ltd. 280 281
GHCL, Ltd. 9,206 62,719
Gillette India, Ltd., Class A 501 61,957
ΩGland Pharma, Ltd., Class A 1,168 27,531
GlaxoSmithKline
Pharmaceuticals, Ltd. 1,580 57,043
Glenmark Pharmaceuticals,
Ltd. 4,692 114,308
*Global Health, Ltd. 2,261 33,843
Globus Spirits, Ltd. 40 585
GMM Pfaudler, Ltd. 2,469 39,544
*GMR Airports, Ltd. 99,159 101,945
GNA Axles, Ltd. 68 237
*Go Fashion India, Ltd. 2,081 19,564
Godawari Power and Ispat,
Ltd. 22,745 50,421
Godfrey Phillips India, Ltd. 496 51,585
ΩGodrej Agrovet, Ltd. 993 9,604
Godrej Consumer Products,
Ltd. 10,624 152,692
*Godrej Industries, Ltd., Class
A 216 2,829
*Godrej Properties, Ltd., Class
A 4,146 99,529
*Gokul Agro Resources, Ltd. 3,161 11,239
Goldiam International, Ltd. 132 516
Goodluck India, Ltd., Class A 52 657
Granules India, Ltd. 11,050 59,905
Graphite India, Ltd. 21,569 141,025
Grasim Industries, Ltd. 7,138 223,791
Gravita India, Ltd. 1,378 29,472
Great Eastern Shipping Co.,
Ltd. (The) 9,108 97,725
Greaves Cotton, Ltd., Class A 568 1,467
Greenlam Industries, Ltd. 2,362 6,326
Greenpanel Industries, Ltd. 3,192 10,708
Greenply Industries, Ltd. 6,375 23,463
Gufic Biosciences, Ltd. 76 344
Gujarat Alkalies & Chemicals,
Ltd. 72 478
Gujarat Ambuja Exports, Ltd. 528 665
Gujarat Fluorochemicals, Ltd. 416 17,068
Gujarat Gas, Ltd. 208 1,046
Gujarat Industries Power Co.,
Ltd. 136 312
Shares Value
INDIA — (Continued)
Gujarat Mineral Development
Corp., Ltd. 10,230 $ 45,989
Gujarat Narmada Valley
Fertilizers & Chemicals, Ltd. 25,845 159,557
Gujarat Pipavav Port, Ltd. 9,527 17,209
Gulf Oil Lubricants India, Ltd. 1,578 21,775
Happiest Minds Technologies,
Ltd. 4,054 28,096
ΩHarsha Engineers
International, Ltd. 68 322
Hatsun Agro Product, Ltd. 1,123 11,740
Havells India, Ltd. 4,245 72,718
HBL Engineering, Ltd. 536 3,593
HCL Technologies, Ltd. 28,607 479,370
ΩHDFC Asset Management
Co., Ltd., Class A 3,092 199,430
HDFC Bank, Ltd. 6,264 144,317
HDFC Bank, Ltd., Sponsored
ADR 34,516 2,649,793
ΩHDFC Life Insurance Co.,
Ltd. 15,298 131,938
*HealthCare Global
Enterprises, Ltd. 3,693 26,224
HEG, Ltd. 11,612 75,970
HeidelbergCement India, Ltd.,
Class A 256 622
Heritage Foods, Ltd. 3,377 18,508
Hero MotoCorp, Ltd., Class A 5,528 268,875
Hester Biosciences, Ltd. 8 178
HFCL, Ltd. 39,156 33,779
HG Infra Engineering, Ltd.,
Class A 84 996
Hikal, Ltd. 140 516
Himadri Speciality Chemical,
Ltd. 12,848 69,382
Himatsingka Seide, Ltd. 6,090 9,690
Hindalco Industries, Ltd., Class
H 46,189 360,158
Hindustan Aeronautics, Ltd. 5,243 271,365
Hindustan Copper, Ltd. 22,425 62,297
*Hindustan Foods, Ltd. 1,723 10,862
*Hindustan Oil Exploration
Co., Ltd. 188 357
Hindustan Petroleum Corp.,
Ltd. 35,117 167,750
Hindustan Unilever, Ltd. 10,858 312,507
Hindware Home Innovation,
Ltd., Class H 124 375
Hitachi Energy India, Ltd.,
Class A 183 41,980
HI-Tech Pipes, Ltd., Class A 168 173
Hle Glascoat, Ltd., Class A 28 143
*HLV, Ltd. 1,308 196
Honda India Power Products,
Ltd. 12 395
HPL Electric & Power, Ltd. 56 365
Huhtamaki India, Ltd. 84 211
ICICI Bank, Ltd., Sponsored
ADR 70,595 2,379,052

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
ΩICICI Lombard General
Insurance Co., Ltd. 650 $ 14,299
ΩICICI Prudential Life
Insurance Co., Ltd. 168 1,181
IDFC First Bank, Ltd. 43,432 34,092
*IFB Industries, Ltd., Class A 603 9,090
IFGL Refractories, Ltd., Class
A 64 171
IIFL Capital Services, Ltd. 15,356 55,701
*Imagicaaworld Entertainment,
Ltd. 384 279
*India Glycols, Ltd. 44 860
India Power Corp., Ltd. 2,408 350
ΩIndiaMart InterMesh, Ltd. 553 16,345
Indian Bank 11,974 84,981
ΩIndian Energy Exchange,
Ltd. 15,276 23,594
Indian Hotels Co., Ltd. (The) 9,109 77,027
Indian Hume Pipe Co., Ltd.
(The) 52 243
Indian Metals & Ferro Alloys,
Ltd. 1,265 10,548
Indian Oil Corp., Ltd. 29,548 49,119
Indian Railway Catering &
Tourism Corp., Ltd. 9,481 78,582
Indigo Paints, Ltd. 1,015 13,904
Indo Count Industries, Ltd. 10,768 33,355
Indoco Remedies, Ltd. 72 261
Indraprastha Gas, Ltd. 27,309 63,925
Indraprastha Medical Corp.,
Ltd. 450 2,414
*Indus Towers, Ltd. 59,731 247,519
*IndusInd Bank, Ltd., Class H 15,040 137,165
*Infibeam Avenues, Ltd. 6,618 700
Infibeam Avenues, Ltd. 26,376 4,718
Info Edge India, Ltd. 6,480 102,994
#Infosys, Ltd., Sponsored ADR 103,669 1,733,346
Ingersoll Rand India, Ltd.,
Class A 305 13,453
Intellect Design Arena, Ltd. 8,439 98,514
Ω*InterGlobe Aviation, Ltd. 4,845 326,904
IOL Chemicals and
Pharmaceuticals, Ltd. 420 495
ION Exchange India, Ltd. 5,481 29,107
Ipca Laboratories, Ltd. 214 3,601
IRB Infrastructure Developers,
Ltd. 90,669 46,650
ΩIRCON International, Ltd.,
Class A 1,044 2,114
ISGEC Heavy Engineering,
Ltd. 95 1,183
*ITC Hotels, Ltd. 6,319 16,624
ITC, Ltd., Class A 91,637 430,941
J Kumar Infraprojects, Ltd.,
Class A 4,112 33,058
Jagran Prakashan, Ltd. 288 240
*Jai Balaji Industries, Ltd. 9,465 12,136
*Jain Irrigation Systems, Ltd. 1,164 680
Shares Value
INDIA — (Continued)
*Jaiprakash Power Ventures,
Ltd. 116,596 $ 27,951
Jammu & Kashmir Bank, Ltd.
(The), Class A 57,043 67,801
Jamna Auto Industries, Ltd.,
Class A 1,773 1,857
Jash Engineering, Ltd. 1,650 10,977
JB Chemicals &
Pharmaceuticals, Ltd. 5,903 119,227
JBM Auto, Ltd. 152 1,108
Jindal Drilling & Industries, Ltd. 28 207
Jindal Poly Films, Ltd. 28 185
Jindal Saw, Ltd. 6,144 14,759
Jindal Stainless, Ltd. 17,463 138,370
Jindal Steel & Power, Ltd.,
Class A 12,717 140,092
*JITF Infralogistics, Ltd., Class
A 44 176
JK Cement, Ltd. 3,673 279,211
JK Lakshmi Cement, Ltd. 9,065 100,518
JK Paper, Ltd. 13,506 55,320
JK Tyre & Industries, Ltd.,
Class A 15,652 59,866
JSW Energy, Ltd. 4,281 25,171
JSW Steel, Ltd. 13,557 162,237
JTEKT India, Ltd. 240 353
Jubilant Foodworks, Ltd. 13,797 103,243
Jubilant Ingrevia, Ltd. 11,311 101,064
Jubilant Pharmova, Ltd., Class
A 5,150 70,202
Jyothy Labs, Ltd. 11,669 44,279
*Jyoti Structures, Ltd. 2,660 511
Kajaria Ceramics, Ltd. 1,779 23,903
Kalpataru Projects
International, Ltd. 9,453 123,819
Kalyan Jewellers India, Ltd. 313 2,125
Kalyani Steels, Ltd. 1,056 10,729
Kansai Nerolac Paints, Ltd. 4,027 11,258
Karnataka Bank, Ltd. (The) 6,243 12,875
Karur Vysya Bank, Ltd. (The) 29,938 90,089
Kaveri Seed Co., Ltd. 2,079 26,342
*Kaynes Technology India, Ltd. 52 3,664
KCP, Ltd. (The) 2,788 6,461
KDDL, Ltd., Class A 20 616
KEC International, Ltd., Class
A 10,253 100,834
KEI Industries, Ltd. 3,015 132,311
*Kellton Tech Solutions, Ltd. 1,080 351
*Kesoram Industries, Ltd. 268 17
Kewal Kiran Clothing, Ltd. 68 432
Kfin Technologies, Ltd. 482 5,959
*Kiri Industries, Ltd. 3,285 20,554
Kirloskar Brothers, Ltd. 84 1,890
Kirloskar Industries, Ltd. 8 393
Kirloskar Oil Engines, Ltd. 10,365 106,988
Kirloskar Pneumatic Co., Ltd. 4,077 61,393
Kitex Garments, Ltd. 204 529
KNR Constructions, Ltd. 30,761 75,130
Kolte-Patil Developers, Ltd. 72 341

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Kopran, Ltd. 76 $ 140
Kotak Mahindra Bank, Ltd.,
Class A 13,519 305,355
KPIT Technologies, Ltd. 5,656 79,185
KPR Mill, Ltd. 2,855 37,155
KRBL, Ltd. 988 4,338
Ω*Krishna Institute of Medical
Sciences, Ltd. 19,739 169,271
Krsnaa Diagnostics, Ltd.,
Class F 56 551
KSB, Ltd. 1,245 11,919
ΩL&T Technology Services,
Ltd., Class A 479 23,558
LA Opala RG, Ltd. 124 391
Larsen & Toubro, Ltd. 9,705 402,885
ΩLaurus Labs, Ltd. 5,459 54,488
Laxmi Organic Industries, Ltd.,
Class A 260 606
Ω*Lemon Tree Hotels, Ltd. 35,003 59,854
LG Balakrishnan & Bros, Ltd. 1,542 22,176
Lincoln Pharmaceuticals, Ltd. 36 219
Linde India, Ltd. 324 24,313
Lloyds Engineering Works, Ltd. 70,867 58,151
*Lloyds Engineering Works,
Ltd. 18,370 11,070
Lloyds Metals & Energy, Ltd. 3,104 53,318
LMW, Ltd. 8 1,380
ΩLodha Developers, Ltd. 1,376 19,346
LT Foods, Ltd. 9,586 53,233
ΩLTIMindtree, Ltd. 1,846 107,601
Lumax Auto Technologies, Ltd. 1,943 24,441
Lumax Industries, Ltd. 8 356
Lupin, Ltd., Class A 6,256 137,770
LUX Industries, Ltd., Class A 20 315
Madhya Bharat Agro Products,
Ltd. 2,304 11,731
Mahanagar Gas, Ltd. 2,786 43,193
Maharashtra Seamless, Ltd. 2,132 17,055
Mahindra & Mahindra, Ltd. 21,477 785,319
*Mahindra Holidays & Resorts
India, Ltd. 2,719 11,064
Mahindra Lifespace
Developers, Ltd. 15,174 64,534
ΩMahindra Logistics, Ltd. 108 414
*Man Industries India, Ltd. 116 593
Man Infraconstruction, Ltd. 912 1,816
Manali Petrochemicals, Ltd. 360 279
Mangalam Cement, Ltd., Class
A 44 357
Mangalore Refinery &
Petrochemicals, Ltd., Class A 1,245 1,792
Mankind Pharma, Ltd. 216 6,330
Manorama Industries, Ltd. 394 6,844
Marico, Ltd. 20,053 162,487
Marksans Pharma, Ltd., Class
A 19,159 49,746
Maruti Suzuki India, Ltd. 1,936 278,647
Mastek, Ltd., Class R 1,017 28,057
ΩMatrimony.com, Ltd. 40 243
Shares Value
INDIA — (Continued)
*Max Estates, Ltd. 833 $ 4,605
*Max Financial Services, Ltd. 3,804 65,199
Max Healthcare Institute, Ltd. 9,893 140,717
Mayur Uniquoters, Ltd. 68 429
Mazagon Dock Shipbuilders,
Ltd. 152 4,809
ΩMedi Assist Healthcare
Services, Ltd. 812 4,938
*Medplus Health Services, Ltd. 6,460 68,624
*Meghmani Organics, Ltd.,
Class A 476 539
Metro Brands, Ltd. 231 3,279
Ω*Metropolis Healthcare, Ltd. 4,136 94,209
Minda Corp., Ltd. 6,723 38,320
ΩMishra Dhatu Nigam, Ltd. 144 650
MM Forgings, Ltd. 112 439
MOIL, Ltd. 7,276 28,469
Mold-Tek Packaging, Ltd. 1,360 12,883
Monte Carlo Fashions, Ltd.,
Class A 44 292
*Morepen Laboratories, Ltd. 30,822 20,566
Motherson Sumi Wiring India,
Ltd. 367,698 155,728
Mphasis, Ltd. 3,823 121,770
MPS, Ltd. 16 431
MRF, Ltd. 103 173,839
Mrs Bectors Food Specialities,
Ltd. 2,587 44,632
MSTC, Ltd. 92 502
Narayana Hrudayalaya, Ltd.,
Class A 3,800 83,081
Natco Pharma, Ltd. 8,232 89,595
National Aluminium Co., Ltd.,
Class A 53,203 112,396
National Fertilizers, Ltd. 380 424
Nava, Ltd. 2,335 16,781
Navneet Education, Ltd. 344 585
*Nazara Technologies, Ltd. 1,904 29,373
NBCC India, Ltd., Class A 91,287 112,735
NCC, Ltd. 40,773 101,334
NCL Industries, Ltd. 104 261
NELCO, Ltd. 32 301
NESCO, Ltd. 1,127 17,736
Nestle India, Ltd. 6,275 161,011
Netweb Technologies India,
Ltd. 1,126 26,113
*Network18 Media &
Investments, Ltd. 6,267 3,971
Neuland Laboratories, Ltd.,
Class A 269 40,784
Newgen Software
Technologies, Ltd., Class A 2,027 19,643
NHPC, Ltd. 125,096 118,886
NIIT Learning Systems, Ltd. 5,181 18,802
Nilkamal, Ltd. 20 385
ΩNippon Life India Asset
Management, Ltd. 5,836 54,120
Nitin Spinners, Ltd. 2,381 9,996
NLC India, Ltd. 5,467 15,119

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
NMDC, Ltd., Class H 175,350 $ 141,703
NOCIL, Ltd. 360 763
NRB Bearings, Ltd., Class A 144 475
NTPC, Ltd. 55,612 212,198
Nucleus Software Exports, Ltd. 28 345
*Nuvoco Vistas Corp., Ltd. 2,863 14,072
Oberoi Realty, Ltd. 4,192 78,008
Oil & Natural Gas Corp., Ltd. 41,678 114,664
Oil India, Ltd. 5,335 26,797
*One 97 Communications, Ltd. 9,011 112,058
*Onesource Specialty Pharma,
Ltd., Class H 106 2,389
Oracle Financial Services
Software, Ltd. 345 33,378
*Orchid Pharma, Ltd., Class A 24 203
Orient Electric, Ltd. 8,117 19,915
*Orient Green Power Co., Ltd.,
Class A 3,092 496
Oriental Hotels, Ltd. 176 289
Page Industries, Ltd. 211 117,557
*Pakka, Ltd. 84 187
*Panacea Biotec, Ltd. 68 313
Panama Petrochem, Ltd.,
Class A 84 345
ΩParag Milk Foods, Ltd. 172 483
*Paramount Communications,
Ltd. 460 294
Patanjali Foods, Ltd. 1,317 28,170
*Patel Engineering, Ltd. 1,636 694
*PB Fintech, Ltd. 3,125 64,645
*PC Jeweller, Ltd. 226,537 40,472
PDS, Ltd. 2,421 9,753
Pearl Global Industries, Ltd. 1,240 21,053
*Peninsula Land, Ltd. 312 128
*Pennar Industries, Ltd., Class
H 4,681 12,819
Persistent Systems, Ltd. 4,362 256,968
Petronet LNG, Ltd. 41,704 137,206
PG Electroplast, Ltd. 6,777 62,793
Phoenix Mills, Ltd. (The) 2,899 49,112
PI Industries, Ltd., Class H 2,871 139,321
Pidilite Industries, Ltd., Class A 3,103 101,657
Piramal Pharma, Ltd. 31,302 70,405
Pitti Engineering, Ltd. 1,069 11,518
PNC Infratech, Ltd., Class A 5,810 20,780
Pokarna, Ltd., Class A 918 9,758
Polycab India, Ltd. 855 66,576
Polyplex Corp., Ltd., Class G 9,489 121,528
Power Grid Corp. of India, Ltd. 58,806 195,351
Power Mech Projects, Ltd. 1,308 46,671
Praj Industries, Ltd. 13,621 72,623
Prakash Industries, Ltd. 372 750
Prakash Pipes, Ltd., Class R 48 200
ΩPrataap Snacks, Ltd., Class
F 32 355
Precision Wires India, Ltd. 228 465
Premier Explosives, Ltd. 40 200
Prestige Estates Projects, Ltd. 1,061 19,700
*Pricol, Ltd., Class R 6,261 30,934
Shares Value
INDIA — (Continued)
Prince Pipes & Fittings, Ltd. 164 $ 631
*Prism Johnson, Ltd. 352 616
Privi Speciality Chemicals, Ltd. 393 11,462
Procter & Gamble Health, Ltd. 589 39,640
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 116 18,180
*PSP Projects, Ltd. 76 654
Punjab National Bank 35,252 42,408
*Puravankara, Ltd. 188 622
*PVR Inox, Ltd., Class A 5,582 63,710
ΩQuess Corp., Ltd. 12,311 41,403
R Systems International, Ltd.,
Class F 2,144 10,233
Radico Khaitan, Ltd. 1,763 55,034
Rail Vikas Nigam, Ltd. 4,830 19,196
Railtel Corp. of India, Ltd. 854 3,583
Rain Industries, Ltd. 7,498 13,439
*Rajesh Exports, Ltd. 2,013 4,331
Rajratan Global Wire, Ltd. 56 247
Rallis India, Ltd. 4,258 18,298
Ramco Cements, Ltd. (The) 16,296 218,995
*Ramco Systems, Ltd., Class F 48 211
Ramkrishna Forgings, Ltd. 5,208 34,634
*Ramky Infrastructure, Ltd. 88 590
Rane Holdings, Ltd. 24 417
Rashtriya Chemicals &
Fertilizers, Ltd. 536 932
*Rategain Travel
Technologies, Ltd. 217 1,086
Ratnamani Metals & Tubes,
Ltd. 96 2,903
*RattanIndia Power, Ltd. 243,105 35,439
*Raymond Realty, Ltd. 3,317 26,112
*Raymond, Ltd., Class A 3,317 25,317
ΩRBL Bank, Ltd. 83,966 255,765
Redington, Ltd. 52,058 148,688
Redtape, Ltd. 9,336 13,736
*Refex Industries, Ltd. 4,312 21,312
Relaxo Footwears, Ltd. 2,831 14,667
Reliance Industrial
Infrastructure, Ltd. 28 278
ΩReliance Industries, Ltd.,
Class A, GDR 20,428 1,286,964
*Reliance Infrastructure, Ltd. 14,166 53,059
Reliance Power, Ltd. 184,018 110,770
*Religare Enterprises, Ltd.,
Class A 4,369 13,447
Responsive Industries, Ltd. 212 531
Rhi Magnesita India, Ltd.,
Class A 2,556 14,618
Rico Auto Industries, Ltd. 352 286
RITES, Ltd. 1,212 3,552
Rossari Biotech, Ltd. 64 515
Route Mobile, Ltd. 96 989
RPG Life Sciences, Ltd. 16 439
*RPSG Ventures, Ltd. 44 502
Safari Industries India, Ltd. 2,835 67,905
*Sagar Cements, Ltd., Class F 208 579
Saksoft, Ltd. 116 278

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Ω*Salasar Techno
Engineering, Ltd. 2,452 $ 200
Samvardhana Motherson
International, Ltd. 167,700 186,023
Sandhar Technologies, Ltd. 76 424
Sandur Manganese & Iron
Ores, Ltd. (The), Class A 128 659
Sangam India, Ltd., Class A 52 257
*Sanghi Industries, Ltd. 260 197
Sanghvi Movers, Ltd., Class A 188 582
Sanofi Consumer Healthcare
India, Ltd. 300 16,808
Sanofi India, Ltd., Class A 267 17,754
ΩSansera Engineering, Ltd. 8,786 133,918
*Sapphire Foods India, Ltd. 32,307 116,764
Sarda Energy & Minerals, Ltd. 284 1,451
Saregama India, Ltd. 2,149 11,856
Sasken Technologies, Ltd. 20 339
Savita Oil Technologies, Ltd. 84 385
SBI Cards & Payment
Services, Ltd. 11,913 109,802
ΩSBI Life Insurance Co., Ltd. 9,536 200,379
Schaeffler India, Ltd. 403 18,962
*Schneider Electric
Infrastructure, Ltd. 3,205 36,693
*SEAMEC, Ltd. 28 255
*Selan Exploration
Technology, Ltd. 24 164
Senco Gold, Ltd. 4,192 14,969
*SEPC, Ltd. 514 32
SEPC, Ltd. 2,340 313
Seshasayee Paper & Boards,
Ltd. 140 433
ΩSH Kelkar & Co., Ltd., Class
A 4,101 12,044
Shaily Engineering Plastics,
Ltd. 1,492 27,018
Shalby, Ltd. 100 239
Shankara Building Products,
Ltd. 44 584
Shanthi Gears, Ltd., Class A 48 304
Sharda Cropchem, Ltd. 1,145 14,869
Sharda Motor Industries, Ltd. 974 11,688
Share India Securities, Ltd. 638 1,282
*Sheela Foam, Ltd. 1,985 15,007
*Shilpa Medicare, Ltd. 8,851 89,749
Shipping Corp. of India, Ltd. 10,388 25,605
Shivalik Bimetal Controls, Ltd. 1,744 10,572
*Shoppers Stop, Ltd. 629 3,731
Shree Cement, Ltd., Class A 124 43,613
Shriram Pistons & Rings, Ltd. 1,057 28,971
*Shriram Properties, Ltd. 220 227
*Siemens Energy India, Ltd. 440 16,264
Siemens, Ltd., Class A 761 26,352
*SIS, Ltd., Class R 168 741
Siyaram Silk Mills, Ltd. 76 546
SJS Enterprises, Ltd. 1,444 20,230
SJVN, Ltd. 1,216 1,300
SKF India, Ltd. 708 39,608
Shares Value
INDIA — (Continued)
Skipper, Ltd. 2,309 $ 12,801
SML ISUZU, Ltd. 12 453
Sobha, Ltd. 485 8,857
Solar Industries India, Ltd. 857 139,118
*Solara Active Pharma
Sciences, Ltd. 68 498
Somany Ceramics, Ltd., Class
F 76 469
ΩSona Blw Precision Forgings,
Ltd. 11,429 58,653
Sonata Software, Ltd. 13,771 61,617
South Indian Bank, Ltd. (The) 108,351 36,748
*SP Apparels, Ltd. 36 338
SRF, Ltd. 6,266 217,511
*Star Cement, Ltd. 18,449 50,390
*Star Health & Allied Insurance
Co., Ltd. 1,634 8,294
State Bank of India, Class A 50,012 454,767
State Bank of India, Class A,
GDR 368 33,746
Steel Authority of India, Ltd.,
Class A 1,876 2,660
*Sterlite Technologies, Ltd. 25,724 35,212
*STL Networks, Ltd., Class A 23,672 6,988
Strides Pharma Science, Ltd. 2,660 26,543
*Stylam Industries, Ltd. 569 11,352
Styrenix Performance
Materials, Ltd. 1,240 41,147
*Subex, Ltd. 1,744 260
Subros, Ltd. 1,042 10,172
Sudarshan Chemical
Industries, Ltd., Class A 3,610 59,166
Sumitomo Chemical India, Ltd. 3,665 27,141
Sun Pharmaceutical Industries,
Ltd. 10,009 195,007
Sun TV Network, Ltd. 7,554 48,537
Sundram Fasteners, Ltd. 4,350 48,913
Sunteck Realty, Ltd., Class A 3,741 16,779
Suprajit Engineering, Ltd. 5,697 29,838
Supreme Industries, Ltd. 2,124 104,429
Supreme Petrochem, Ltd. 4,077 36,591
Supriya Lifescience, Ltd. 1,376 10,387
Surya Roshni, Ltd. 8,170 30,829
*Suryoday Small Finance
Bank, Ltd. 236 341
*Suzlon Energy, Ltd. 483,716 340,152
Swaraj Engines, Ltd. 233 11,157
Symphony, Ltd. 805 10,246
ΩSyngene International, Ltd. 6,605 53,836
TAJGVK Hotels & Resorts,
Ltd. 52 244
Talbros Automotive
Components, Ltd. 72 238
Tamil Nadu Newsprint &
Papers, Ltd. 184 337
Tamilnad Mercantile Bank,
Ltd., Class A 5,000 26,005
Tanla Platforms, Ltd. 6,665 47,717
*TARC, Ltd., Class A 284 599

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
Tata Chemicals, Ltd. 20,032 $ 224,689
Tata Communications, Ltd. 4,119 81,097
Tata Consultancy Services,
Ltd. 16,852 584,211
Tata Consumer Products, Ltd. 8,874 108,718
Tata Elxsi, Ltd. 909 63,231
Tata Motors, Ltd. 77,026 585,573
Tata Power Co., Ltd. (The) 28,451 129,184
Tata Steel, Ltd. 215,125 387,869
TCI Express, Ltd. 52 417
TD Power Systems, Ltd. 8,046 46,853
*TeamLease Services, Ltd. 36 754
Tech Mahindra, Ltd. 9,673 161,628
Technocraft Industries India,
Ltd. 224 7,979
Tega Industries, Ltd. 44 957
ΩTejas Networks, Ltd. 240 1,599
Texmaco Rail & Engineering,
Ltd. 29,820 50,092
Thanga Mayil Jewellery, Ltd. 502 10,834
Thejo Engineering, Ltd. 8 216
Themis Medicare, Ltd. 64 79
Thermax, Ltd. 267 12,010
*Thirumalai Chemicals, Ltd. 176 601
Thomas Cook India, Ltd.,
Class R 6,836 13,215
ΩThyrocare Technologies,
Ltd., Class A 52 787
Tilaknagar Industries, Ltd. 7,404 41,602
Time Technoplast, Ltd. 10,163 54,232
Timken India, Ltd. 1,577 59,749
Tips Music, Ltd., Class F 2,993 20,113
Titagarh Rail System, Ltd. 3,649 35,830
Titan Co., Ltd., Class A 6,640 253,726
Torrent Pharmaceuticals, Ltd. 2,857 122,041
Torrent Power, Ltd. 5,437 81,308
Transport Corp. of India, Ltd.,
Class H 1,602 21,452
Trent, Ltd. 3,597 206,050
Trident, Ltd. 82,031 28,084
Triveni Engineering &
Industries, Ltd., Class A 7,238 28,411
Triveni Turbine, Ltd. 2,774 18,978
TTK Prestige, Ltd. 1,430 10,284
Tube Investments of India, Ltd. 5,442 176,476
TV Today Network, Ltd. 104 183
TVS Holdings, Ltd. 210 27,626
TVS Motor Co., Ltd. 6,410 205,021
TVS Srichakra, Ltd. 16 552
Uflex, Ltd. 112 756
ΩUjjivan Small Finance Bank,
Ltd. 65,686 33,196
UltraTech Cement, Ltd. 1,687 235,894
*Unichem Laboratories, Ltd. 80 569
Union Bank of India, Ltd. 69,998 104,647
United Breweries, Ltd. 336 7,463
United Spirits, Ltd. 4,735 72,442
Universal Cables, Ltd. 36 307
UNO Minda, Ltd. 2,481 29,495
Shares Value
INDIA — (Continued)
UPL, Ltd. 1,209 $ 7,119
UPL, Ltd. 32,294 259,462
*Urja Global, Ltd. 700 112
Usha Martin, Ltd. 40,439 174,338
UTI Asset Management Co.,
Ltd., Class A 3,037 46,103
*V2 Retail, Ltd. 324 6,872
VA Tech Wabag, Ltd. 3,376 61,112
Vadilal Industries, Ltd. 12 718
Vaibhav Global, Ltd. 3,879 10,084
*Valor Estate, Ltd. 13,772 29,132
Vardhman Special Steels, Ltd. 80 246
Vardhman Textiles, Ltd. 4,011 20,005
ΩVarroc Engineering, Ltd. 3,801 23,299
Varun Beverages, Ltd. 26,196 156,281
*Vascon Engineers, Ltd.,
Class A 432 266
Vedant Fashions, Ltd. 828 7,083
Vedanta, Ltd. 59,005 286,710
Veedol Corporation, Ltd. 20 379
Venky's India, Ltd. 24 414
Vesuvius India, Ltd. 6,580 38,737
V-Guard Industries, Ltd. 6,082 26,526
Vijaya Diagnostic Centre, Ltd. 3,423 42,009
Vimta Labs, Ltd. 56 443
Vinati Organics, Ltd. 582 12,160
Vindhya Telelinks, Ltd. 20 364
Vishnu Chemicals, Ltd., Class
A 88 572
*VL E-Governance & IT
Solutions, Ltd. 236 120
*Vodafone Idea, Ltd. 710,045 56,010
Voltamp Transformers, Ltd. 1,480 149,286
Voltas, Ltd. 6,127 92,865
VRL Logistics, Ltd. 4,175 29,592
VST Industries, Ltd. 176 567
VST Tillers Tractors, Ltd. 12 626
*Walchandnagar Industries,
Ltd. 104 236
*Websol Energy System, Ltd. 2,374 36,204
Welspun Corp., Ltd. 8,093 86,003
Welspun Enterprises, Ltd. 160 899
Welspun Living, Ltd., Class A 6,956 10,012
West Coast Paper Mills, Ltd.,
Class A 140 850
Westlife Foodworld, Ltd. 3,776 31,370
Wheels India, Ltd. 44 384
Whirlpool of India, Ltd. 2,990 45,554
Wipro, Ltd. 3,462 9,813
Wipro, Ltd., Sponsored ADR 37,694 102,528
*Wockhardt, Ltd., Class A 373 7,100
Wonderla Holidays, Ltd. 64 464
Yasho Industries, Ltd. 8 175
*Yes Bank, Ltd. 599,111 129,399
Zee Entertainment Enterprises,
Ltd. 66,353 89,525
*Zee Media Corp., Ltd. 1,228 186
Zensar Technologies, Ltd. 7,214 66,389

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDIA — (Continued)
ZF Commercial Vehicle
Control Systems India, Ltd.,
Class A 39 $ 5,871
Zydus Lifesciences, Ltd. 8,867 98,166
Zydus Wellness, Ltd. 1,400 32,429
TOTAL INDIA 51,192,101
INDONESIA — (1.7%)
ABM Investama TBK PT 2,200 393
*Adhi Karya Persero TBK PT 11,100 163
Adi Sarana Armada TBK PT 6,900 356
AKR Corporindo TBK PT 527,100 42,924
*Alam Sutera Realty TBK PT 34,400 326
Alamtri Minerals Indonesia
TBK PT 360,800 24,338
Allo Bank Indonesia TBK PT 9,700 769
*Amman Mineral Internasional
PT 9,700 4,952
Aneka Tambang TBK, Class H 446,800 77,386
Arwana Citramulia TBK PT 11,000 391
Aspirasi Hidup Indonesia TBK
PT, Class A 854,200 24,398
Astra Agro Lestari TBK PT 1,800 744
Astra International TBK PT 625,100 193,741
Astra Otoparts TBK PT 4,200 549
Avia Avian TBK PT, Class H 24,200 671
Bank Amar Indonesia TBK PT 19,700 247
Bank BTPN Syariah TBK PT 229,900 19,700
Bank Central Asia TBK PT 822,400 413,574
Bank Mandiri Persero TBK PT 588,900 161,406
*Bank Mayapada International
TBK PT 41,900 468
Bank Maybank Indonesia TBK
PT 36,000 451
*Bank Nationalnobu TBK PT 8,200 259
Bank Negara Indonesia
Persero TBK PT 295,700 72,061
*Bank Neo Commerce TBK PT 31,400 462
Bank OCBC Nisp TBK PT 12,400 1,002
Bank Pan Indonesia TBK PT 193,300 13,157
Bank Pembangunan Daerah
Jawa Barat Dan Banten TBK
PT 11,100 529
Bank Pembangunan Daerah
Jawa Timur TBK PT 12,900 396
Bank Rakyat Indonesia
Persero TBK PT 987,700 222,690
Bank Syariah Indonesia TBK
PT 216,000 35,836
Bank Tabungan Negara
Persero TBK PT 1,238,200 83,901
*Barito Pacific TBK PT 455,600 72,819
Barito Renewables Energy
TBK PT 89,700 42,656
BISI International TBK PT 7,700 433
Blue Bird TBK PT 2,500 296
*Buana Lintas Lautan TBK PT 59,300 487
Bukit Asam TBK PT 604,900 88,961
*Buma Internasional Grup
TBK PT 14,100 312
Shares Value
INDONESIA — (Continued)
*Bumi Resources Minerals
TBK PT 620,100 $ 16,204
*Bumi Resources TBK PT 2,860,900 19,299
*Bumi Serpong Damai TBK
PT, Class F 42,100 2,021
*Cemindo Gemilang PT 7,300 359
Charoen Pokphand Indonesia
TBK PT 183,100 54,858
ΩCikarang Listrindo TBK PT 6,400 268
Ciputra Development TBK PT,
Class A 1,080,600 60,416
Cisarua Mountain Dairy PT
TBK, Class A 62,900 19,074
*Citra Marga Nusaphala
Persada TBK PT 1,700 135
Dayamitra Telekomunikasi PT 490,200 17,278
Dharma Satya Nusantara TBK
PT, Class A 10,800 902
*Dian Swastatika Sentosa
TBK PT 23,700 93,331
Elang Mahkota Teknologi TBK
PT 785,300 29,828
Elnusa TBK PT 12,100 359
*Energi Mega Persada TBK PT 2,234,600 80,122
Erajaya Swasembada TBK PT 667,500 19,715
ESSA Industries Indonesia
TBK PT 785,900 30,089
Gajah Tunggal TBK PT 10,800 689
Garudafood Putra Putri Jaya
TBK PT 17,500 387
Golden Energy Mines TBK PT 1,400 778
Gudang Garam TBK PT, Class
A 1,800 965
Hexindo Adiperkasa TBK PT,
Class A 900 294
*Impack Pratama Industri TBK
PT 18,900 572
Indah Kiat Pulp & Paper TBK
PT 138,100 57,070
Indika Energy TBK PT 6,900 562
Indo Tambangraya Megah
TBK PT 35,700 49,900
Indocement Tunggal Prakarsa
TBK PT 27,700 8,838
Indofood CBP Sukses Makmur
TBK PT 41,100 24,478
Indofood Sukses Makmur TBK
PT 209,500 108,538
Indosat TBK PT 8,200 1,096
Industri Jamu Dan Farmasi
Sido Muncul TBK PT, Class H 655,400 20,313
*Intiland Development TBK PT 23,800 182
Japfa Comfeed Indonesia TBK
PT 590,500 57,417
Jasa Marga Persero TBK PT 59,600 12,967
Kalbe Farma TBK PT 422,900 36,752
Kawasan Industri Jababeka
TBK PT 58,300 670
KMI Wire & Cable TBK PT 7,500 175

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
INDONESIA — (Continued)
*Lippo Karawaci TBK PT 374,900 $ 1,891
Map Aktif Adiperkasa PT 720,300 30,204
Matahari Department Store
TBK PT 2,900 307
Mayora Indah TBK PT 178,900 24,245
MD Entertainment TBK PT 2,090 216
Medco Energi Internasional
TBK PT 50,300 3,928
Medikaloka Hermina TBK PT 797,700 76,595
Mega Manunggal Property
TBK PT 6,000 195
*Merdeka Copper Gold TBK
PT 94,200 13,510
*Metro Healthcare Indonesia
TBK PT 55,700 806
Metrodata Electronics TBK PT 211,300 7,640
Metropolitan Kentjana TBK PT 500 694
Midi Utama Indonesia TBK PT 265,000 7,086
Mitra Adiperkasa TBK PT 779,300 55,647
Mitra Keluarga Karyasehat
TBK PT 13,900 2,010
*MNC Digital Entertainment
TBK PT 3,300 98
*MNC Land TBK PT 7,239,900 74,357
ΩNusantara Sejahtera Raya
TBK PT 3,307,900 27,943
Pabrik Kertas Tjiwi Kimia TBK
PT, Class A 68,300 25,527
Pakuwon Jati TBK PT 816,100 17,458
Pantai Indah Kapuk Dua TBK
PT 400 401
Perusahaan Gas Negara TBK
PT 493,200 48,856
Petrindo Jaya Kreasi TBK PT,
Class H 268,400 25,038
Petrosea TBK PT 49,400 11,348
*PP Persero TBK PT 12,200 286
Puradelta Lestari TBK PT 31,700 266
Salim Ivomas Pratama TBK PT 10,100 411
Sampoerna Agro TBK PT 2,100 383
Samudera Indonesia TBK PT 28,900 576
*Sarana Meditama
Metropolitan TBK PT 13,700 228
Sarana Menara Nusantara
TBK PT 177,300 6,573
Sariguna Primatirta TBK PT 365,000 12,422
Sawit Sumbermas Sarana
TBK PT 152,200 12,903
Selamat Sempurna TBK PT 306,600 36,986
Semen Indonesia Persero
TBK PT 195,800 29,272
Sumber Alfaria Trijaya TBK
PT, Class A 424,600 59,864
Sumber Tani Agung
Resources TBK PT, Class A 210,800 11,978
Summarecon Agung TBK PT 846,900 21,205
Surya Citra Media TBK PT 69,500 781
Surya Semesta Internusa TBK
PT, Class F 531,800 84,028
Shares Value
INDONESIA — (Continued)
Telkom Indonesia Persero
TBK PT 115,900 $ 20,285
#Telkom Indonesia Persero
TBK PT, Sponsored ADR 6,815 119,944
Temas TBK PT 28,100 219
Tempo Scan Pacific TBK PT 2,200 294
Timah TBK PT 313,200 19,224
Tower Bersama Infrastructure
TBK PT, Class A 7,100 843
Transcoal Pacific TBK PT 9,300 3,547
Triputra Agro Persada PT 14,800 1,304
Tunas Baru Lampung TBK PT 8,900 433
Ultrajaya Milk Industry &
Trading Co. TBK PT 175,600 13,820
Unilever Indonesia TBK PT,
Class A 297,000 30,864
United Tractors TBK PT 81,700 119,906
Vale Indonesia TBK PT 7,800 1,635
XLSMART Telecom Sejahtera
TBK PT 540,500 82,775
TOTAL INDONESIA 3,580,360
KOREA, REPUBLIC OF — (15.6%)
*3S Korea Co., Ltd. 80 108
ABOV Semiconductor Co., Ltd. 20 169
*Abpro Bio Co., Ltd. 524 93
Advanced Nano Products Co.,
Ltd. 38 1,480
Advanced Process Systems
Corp., Class A 2,210 28,860
Aekyung Chemical Co., Ltd. 68 586
Aekyung Industrial Co., Ltd. 32 383
Ahnlab, Inc. 8 369
*Air Busan Co., Ltd., Class H 232 345
Ajin Industrial Co., Ltd. 144 289
*Alteogen, Inc., Class A 408 133,568
*ALUKO Co., Ltd., Class H 212 365
*Amicogen, Inc., Class A 80 236
Amorepacific Corp., Class A 581 56,433
*Ananti, Inc. 4,030 28,914
*Anapass, Inc. 16 216
Asia Cement Co., Ltd. 1,100 11,327
ASIA Holdings Co., Ltd. 4 971
*Asia Pacific Satellite, Inc. 12 107
Asia Paper Manufacturing Co.,
Ltd., Class F 6,077 35,056
Atec Co., Ltd. 8 80
Avaco Co., Ltd. 16 154
Baiksan Co., Ltd., Class A 32 350
BGF Retail Co., Ltd., Class A 405 33,030
BGFecomaterials Co., Ltd.,
Class A 92 206
BH Co., Ltd. 3,663 38,828
*BHI Co., Ltd. 52 1,511
Binggrae Co., Ltd. 30 1,761
Bio Plus Co., Ltd. 544 2,718
*Bioneer Corp. 240 2,605
*BNC Korea Co., Ltd. 88 331
BNK Financial Group, Inc. 13,140 138,241

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Boditech Med, Inc., Class A 3,069 $ 31,624
Bookook Securities Co., Ltd. 12 458
Boryung 238 1,452
*Bosung Power Technology
Co., Ltd. 80 182
*Bukwang Pharmaceutical
Co., Ltd. 97 227
Byucksan Corp. 200 322
C&C International Co., Ltd. 8 256
*Cafe24 Corp., Class A 859 26,821
Caregen Co., Ltd. 2,070 74,259
*Celltrion Pharm, Inc. 322 12,492
Celltrion, Inc. 465 59,986
*Chabiotech Co., Ltd. 156 1,248
Cheil Worldwide, Inc., Class A 4,030 57,771
Chemtronics Co., Ltd. 2,495 39,310
*Chemtros Co., Ltd. 28 88
Cheryong Electric Co., Ltd. 1,058 30,936
Chips&Media, Inc. 20 247
*Choil Aluminum Co., Ltd. 120 131
Chong Kun Dang
Pharmaceutical Corp. 871 53,134
Chongkundang Holdings
Corp., Class A 8 286
*Chunbo Co., Ltd. 8 259
*CJ CGV Co., Ltd. 7,924 29,369
CJ CheilJedang Corp. 564 102,283
CJ Corp. 261 29,209
*CJ ENM Co., Ltd. 1,189 56,243
CJ Freshway Corp. 543 11,472
CJ Logistics Corp., Class H 517 33,179
Classys, Inc. 632 26,341
CLIO Cosmetics Co., Ltd. 16 174
*CMG Pharmaceutical Co.,
Ltd., Class H 172 243
*Com2uS Holdings Corp.,
Class F 16 267
*ContentreeJoongAng Corp. 16 118
Coocon Corp. 16 412
Cosmax, Inc. 497 90,132
Cosmecca Korea Co., Ltd. 142 6,912
*CosmoAM&T Co., Ltd. 317 8,880
*Cosmochemical Co., Ltd.,
Class A 287 3,402
Coway Co., Ltd. 3,885 305,074
Cowintech Co., Ltd., Class F 16 144
*Creative & Innovative System 4,162 22,749
Creverse, Inc. 16 160
*CrystalGenomics Invites Co.,
Ltd. 72 89
CS Wind Corp. 2,144 71,271
*CTC BIO, Inc. 16 72
*CUBE ENTERTAINMENT,
Inc. 32 378
Cuckoo Homesys Co., Ltd. 1,126 22,613
*Curexo, Inc. 24 146
D.I Corp. 16 159
Dae Hwa Pharmaceutical Co.,
Ltd. 12 130
Shares Value
KOREA, REPUBLIC OF — (Continued)
Dae Won Kang Up Co., Ltd. 144 $ 383
*Daea TI Co., Ltd. 96 354
Daechang Forging Co., Ltd. 56 246
Daedong Corp. 1,094 7,889
Daeduck Electronics Co., Ltd. 3,270 56,355
*Dae-Il Corp. 88 273
Daejoo Electronic Materials
Co., Ltd. 709 37,730
Daesang Corp. 3,138 53,288
Daesang Holdings Co., Ltd. 56 405
*Daewon Cable Co., Ltd. 160 337
Daewon Pharmaceutical Co.,
Ltd. 187 1,784
*Daewoo Engineering &
Construction Co., Ltd. 16,135 43,630
Daewoong Co., Ltd. 453 7,627
Daewoong Pharmaceutical
Co., Ltd., Class A 548 58,167
Daishin Securities Co., Ltd.,
Class A 96 1,769
*Danal Co., Ltd. 951 5,726
Daol Investment & Securities
Co., Ltd., Class A 124 307
*Dawonsys Co., Ltd. 6,024 35,706
DB HiTek Co., Ltd. 3,369 111,021
DB Insurance Co., Ltd. 2,302 212,472
DB Securities Co., Ltd., Class
A 104 673
Dear U Co., Ltd. 78 2,776
Dentium Co., Ltd. 24 1,116
*Devsisters Co., Ltd. 846 26,079
*Dexter Studios Co., Ltd. 24 102
DI Dong Il Corp., Class A 701 21,609
Digital Daesung Co., Ltd. 52 313
*DIO Corp. 12 160
*DK Tech Co., Ltd. 32 162
*DKME, Class A 468 169
DL Holdings Co., Ltd. 601 21,885
<DMS Co., Ltd. 84 288
DN Automotive Corp., Class A 2,294 47,971
Dohwa Engineering Co., Ltd. 56 270
Dong-A Socio Holdings Co.,
Ltd. 239 19,302
Dong-A ST Co., Ltd. 368 12,552
Dongbang Transport Logistics
Co., Ltd., Class A 188 420
Dongjin Semichem Co., Ltd. 6,124 139,985
Dongkoo Bio & Pharma Co.,
Ltd. 44 160
DongKook Pharmaceutical
Co., Ltd. 1,057 14,383
Dongkuk Industries Co., Ltd. 100 280
Dongkuk Steel Mill Co., Ltd. 7,929 61,634
Dongsung Chemical Co., Ltd. 145 456
Dongsung Finetec Co., Ltd. 1,343 27,358
*Dongsung Pharmaceutical
Co., Ltd. 16 11
*Dongwha Enterprise Co., Ltd. 56 372
Dongwha Pharm Co., Ltd. 72 348

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Dongwon Industries Co., Ltd. 121 $ 3,993
Dongwon Systems Corp. 24 536
Dongwoon Anatech Co., Ltd.,
Class A 4,262 54,766
*Dongyang Steel Pipe Co., Ltd. 200 242
Doosan Bobcat, Inc. 4,421 176,610
Doosan Co., Ltd. 92 39,870
*Doosan Enerbility Co., Ltd. 7,070 334,433
*Doosan Fuel Cell Co., Ltd. 2,649 44,698
Doosan Tesna, Inc., Class A 982 23,013
Douzone Bizon Co., Ltd. 751 38,720
*Dream Security Co., Ltd. 100 249
Dreamtech Co., Ltd. 3,627 16,085
*DRTECH Corp. 56 66
*DSK Co., Ltd. 24 122
*Duk San Neolux Co., Ltd. 289 8,367
DY POWER Corp. 28 270
Easy Holdings Co., Ltd., Class
A 148 400
Echo Marketing, Inc. 48 400
Ecoplastic Corp. 144 371
*Ecopro BM Co., Ltd. 263 21,070
Ecopro Co., Ltd. 1,378 48,987
*Edge Foundry Co., Ltd.,
Class A 76 143
E-MART, Inc. 699 45,011
*EMKOREA Co., Ltd. 68 102
*EMRO, Inc. 12 414
*EM-Tech Co., Ltd. 20 159
*Enchem Co., Ltd. 98 4,742
ENF Technology Co., Ltd. 3,420 104,686
*Envioneer Co., Ltd. 4 41
Eo Technics Co., Ltd., Class A 133 20,955
*ESTsoft Corp., Class A 12 186
*Eubiologics Co., Ltd. 1,512 14,108
Eugene Investment &
Securities Co., Ltd. 8,252 20,112
Eugene Technology Co., Ltd. 787 25,395
*Everybot, Inc. 4 48
*E-World 84 97
*Exem Co., Ltd. 68 114
Exicon Co., Ltd. 12 89
F&F Co., Ltd. 44 2,218
FarmStory Co., Ltd., Class A 224 198
*Fine M-Tec Co., Ltd. 72 592
*Fine Semitech Corp. 20 338
*Firstec Co., Ltd. 24 77
*Foosung Co., Ltd. 112 391
Galaxia Moneytree Co., Ltd. 20 149
*GAMSUNG Corp. Co., Ltd. 4,470 18,888
*Gaon Cable Co., Ltd., Class A 12 549
*GC Cell Corp. 1,150 16,751
*GemVax & Kael Co., Ltd. 10 392
*GeneOne Life Science, Inc. 124 204
*Genexine, Inc. 56 209
*Giantstep, Inc. 84 406
Global Standard Technology
Co., Ltd. 3,108 43,523
*Global Tax Free Co., Ltd. 1,197 6,197
Shares Value
KOREA, REPUBLIC OF — (Continued)
GnCenergy Co., Ltd. 42 $ 1,031
GOLFZON Co., Ltd. 840 40,401
Grand Korea Leisure Co., Ltd. 1,917 21,467
Green Cross Corp. 301 31,537
Green Cross Holdings Corp. 458 5,284
GS Engineering &
Construction Corp. 9,269 129,330
GS Global Corp. 172 333
GS Holdings Corp. 4,575 162,639
*GS P&L Co., Ltd. 27 749
GS Retail Co., Ltd., Class A 1,066 12,537
HAESUNG DS Co., Ltd. 2,102 37,059
Haesung Industrial Co., Ltd.,
Class H 52 291
Han Kuk Carbon Co., Ltd. 293 6,338
Hana Financial Group, Inc.,
Class A 9,610 591,790
Hana Materials, Inc. 82 1,543
Hana Micron, Inc. 605 5,623
*Hana Technology Co., Ltd. 12 202
Hana Tour Service, Inc. 1,109 43,183
Hancom, Inc., Class A 1,059 21,076
Handok, Inc. 32 273
Handsome Co., Ltd., Class A 619 7,284
Hanil Cement Co., Ltd. 838 12,569
Hanil Feed Co., Ltd. 32 85
Hanil Holdings Co., Ltd. 1,598 21,582
Hanjin Kal Corp. 392 30,867
Hanjin Transportation Co., Ltd. 32 482
Hankook Cosmetics
Manufacturing Co., Ltd. 4 185
Hankook Shell Oil Co., Ltd. 69 22,539
Hankook Tire & Technology
Co., Ltd. 256 8,205
Hanmi Pharm Co., Ltd. 300 60,463
Hanmi Science Co., Ltd. 55 2,011
Hanmi Semiconductor Co.,
Ltd. 2,812 186,345
HanmiGlobal Co., Ltd. 28 398
Hannong Chemicals, Inc. 24 263
*Hanon Systems, Class A 8,281 19,586
Hansae Co., Ltd. 253 1,921
Hanshin Machinery Co. 44 116
Hansol Chemical Co., Ltd. 607 79,705
Hansol Paper Co., Ltd. 64 395
Hansol Technics Co., Ltd. 104 453
Hanssem Co., Ltd., Class A 148 5,005
Hanwha Aerospace Co., Ltd. 571 410,092
Hanwha Corp. 957 68,870
*Hanwha Engine 2,532 63,263
*Hanwha Galleria Corp. 304 251
*Hanwha General Insurance
Co., Ltd. 6,698 29,076
*Hanwha Investment &
Securities Co., Ltd. 6,695 28,290
*Hanwha Life Insurance Co.,
Ltd. 540 1,355
*Hanwha Ocean Co., Ltd. 78 6,316
Hanwha Solutions Corp. 9,547 211,345

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Hanwha Systems Co., Ltd. 2,848 $ 121,987
*Hanwha Vision Co., Ltd. 475 21,167
Hanyang Securities Co., Ltd.,
Class A 28 355
*Harim Co., Ltd. 124 273
Harim Holdings Co., Ltd. 2,149 14,520
HB SOLUTION Co., Ltd.,
Class A 68 114
HD Hyundai Co., Ltd. 1,800 185,088
HD Hyundai Construction
Equipment Co., Ltd. 648 43,269
HD Hyundai Electric Co., Ltd. 535 193,276
*HD Hyundai Energy Solutions
Co., Ltd. 28 888
HD Hyundai Heavy Industries
Co., Ltd. 30 10,611
HD Hyundai Infracore Co., Ltd. 18,899 210,004
HD HYUNDAI MIPO 281 42,956
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 563 145,743
HDC Holdings Co., Ltd. 458 7,629
HDC Hyundai Development
Co-Engineering & Construction 440 7,472
*HD-Hyundai Marine Engine 45 2,132
*Helixmith Co., Ltd. 68 161
*Heung-A Shipping Co., Ltd. 228 290
High Tech Pharm Co., Ltd. 20 180
Hite Jinro Co., Ltd. 2,625 38,330
HK inno.N Corp. 726 23,558
HL Holdings Corp. 776 21,907
HL Mando Co., Ltd., Class A 2,477 62,157
*HLB Biostep Co., Ltd. 116 115
*HLB Global Co., Ltd. 72 130
*HLB, Inc. 1,195 41,361
*Homecast Co., Ltd. 48 72
*Hotel Shilla Co., Ltd., Class A 1,619 54,753
HPSP Co., Ltd. 56 1,084
HS Hyosung Advanced
Materials Corp. 35 4,987
HS Industries Co., Ltd. 211 682
*Hugel, Inc., Class A 154 37,423
Humedix Co., Ltd., Class A 843 40,120
Huons Co., Ltd. 1,641 33,783
Hwa Shin Co., Ltd. 626 3,963
*Hwail Pharm Co., Ltd. 212 185
Hwaseung Enterprise Co.,
Ltd., Class A 48 261
HYBE Co., Ltd. 244 45,658
Hyosung Corp. 105 6,587
Hyosung Heavy Industries
Corp. 88 77,796
Hyosung TNC Corp. 316 53,776
Hyundai Autoever Corp. 397 44,114
Hyundai Bioland Co., Ltd. 52 186
Hyundai BNG Steel Co., Ltd. 28 255
Hyundai Department Store
Co., Ltd. 699 35,636
Hyundai Elevator Co., Ltd. 373 22,943
Hyundai Ezwel Co., Ltd. 48 236
Shares Value
KOREA, REPUBLIC OF — (Continued)
Hyundai Glovis Co., Ltd. 1,654 $ 175,919
Hyundai Green Food 2,377 29,892
Hyundai Livart Furniture Co.,
Ltd. 40 229
*Hyundai Marine & Fire
Insurance Co., Ltd. 2,625 49,782
Hyundai Motor Co. 4,483 688,548
Hyundai Motor Securities Co.,
Ltd. 2,623 16,020
Hyundai Movex Co., Ltd. 108 403
Hyundai Rotem Co., Ltd.,
Class A 2,240 326,276
Hyundai Steel Co. 1,054 27,133
Hyundai Wia Corp., Class A 821 29,512
HyVision System, Inc. 1,527 16,825
i3system, Inc., Class A 273 22,638
iFamilySC Co., Ltd. 402 4,670
*Il Dong Pharmaceutical Co.,
Ltd. 167 2,301
Iljin Electric Co., Ltd. 781 23,963
Iljin Holdings Co., Ltd. 68 295
*Iljin Hysolus Co., Ltd. 16 192
Iljin Power Co., Ltd. 24 175
*Ilshin Stone Co., Ltd. 68 113
Ilyang Pharmaceutical Co.,
Ltd. 40 383
iM Financial Group Co., Ltd. 18,623 186,257
iMarketKorea, Inc. 68 410
InBody Co., Ltd. 1,472 25,262
Incar Financial Service Co.,
Ltd. 3,340 27,408
Industrial Bank of Korea, Class
A 9,319 130,498
Innocean Worldwide, Inc. 859 12,202
InnoWireless Co., Ltd. 16 229
Innox Advanced Materials Co.,
Ltd., Class A 2,314 45,302
*Insun ENT Co., Ltd., Class A 88 332
*Insung Information Co., Ltd. 64 100
Intellian Technologies, Inc. 12 421
*Interflex Co., Ltd. 40 264
iNtRON Biotechnology, Inc. 44 129
IS Dongseo Co., Ltd. 56 822
ISC Co., Ltd. 273 11,910
i-SENS, Inc. 32 418
*ISU Abxis Co., Ltd. 36 135
*ISU Chemical Co., Ltd. 24 106
IsuPetasys Co., Ltd., Class R 4,514 211,573
*Itcenglobal Co., Ltd. 1,365 17,166
*ITEK, Inc. 56 250
*ITM Semiconductor Co., Ltd. 20 205
*Jahwa Electronics Co., Ltd. 2,180 28,861
JB Financial Group Co., Ltd. 6,711 111,785
*Jeil Pharmaceutical Co., Ltd. 8 81
*Jeju Air Co., Ltd. 333 1,630
*Jeju Semiconductor Corp. 2,492 27,134
*Jin Air Co., Ltd. 174 1,125
Jinsung T.E.C. 32 279
*JNTC Co., Ltd. 60 710

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Jusung Engineering Co., Ltd. 1,395 $ 27,411
JVM Co., Ltd. 20 413
JW Holdings Corp. 128 325
JW Life Science Corp. 32 289
JW Pharmaceutical Corp. 340 5,565
JYP Entertainment Corp. 988 51,794
K Car Co., Ltd. 48 549
K Ensol Co., Ltd. 16 142
Kakao Corp. 2,417 101,086
*Kakao Games Corp. 2,412 29,880
KakaoBank Corp. 1,724 34,933
*Kakaopay Corp. 108 4,992
Kangnam Jevisco Co., Ltd. 24 219
*Kangwon Energy Co., Ltd. 40 377
KB Financial Group, Inc.,
Class A 528 42,223
KB Financial Group, Inc.,
Class A, Sponsored ADR 8,906 704,910
KC Tech Co., Ltd. 145 3,173
KCC Glass Corp., Class F 461 10,754
KCTC 96 383
*KEC Corp. 704 390
*Keeps Biopharma Inc 36 358
KEPCO Engineering &
Construction Co., Inc. 12 799
KEPCO Plant Service &
Engineering Co., Ltd. 426 16,035
KG Chemical Corp. 84 273
KG DONGBUSTEEL 5,259 22,526
KG Eco Solution Co., Ltd. 116 526
*KG Mobility Co. 208 529
KGMobilians Co., Ltd. 80 309
KH Vatec Co., Ltd. 2,012 17,744
KINX, Inc. 465 30,312
KISWIRE, Ltd. 34 445
KIWOOM Securities Co., Ltd. 464 72,103
*KMW Co., Ltd. 28 267
*KNJ Co., Ltd. 20 257
Koh Young Technology, Inc. 96 1,004
Kolmar BNH Co., Ltd. 20 210
Kolmar Korea Co., Ltd. 786 55,260
Kolon Corp. 105 3,729
Kolon Enp, Inc. 52 249
Kolon Industries, Inc. 2,323 69,097
*Kolon Life Science, Inc. 12 279
KoMiCo, Ltd., Class A 583 29,764
Korea Aerospace Industries,
Ltd. 3,250 221,463
*Korea Circuit Co., Ltd. 44 382
Korea District Heating Corp. 4 249
Korea Electric Power Corp.,
Sponsored ADR 9,498 130,502
Korea Electric Terminal Co.,
Ltd. 631 30,167
Korea Electronic Power
Industrial Development Co.,
Ltd. 40 363
Korea Fuel-Tech Corp. 76 267
Korea Gas Corp. 748 23,166
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Korea Information &
Communications Co., Ltd. 60 $ 395
Korea Information Certificate
Authority, Inc. 64 338
Korea Investment Holdings
Co., Ltd. 2,244 231,390
*Korea Line Corp. 12,949 17,293
Korea Petrochemical Ind Co.,
Ltd. 397 29,314
Korea Petroleum Industries
Co. 8 82
Korea Ratings Corp. 4 287
Korea United Pharm, Inc. 894 13,538
Korean Air Lines Co., Ltd. 5,924 101,239
Korean Reinsurance Co. 7,602 58,435
*Krafton, Inc. 658 155,865
KSS LINE, Ltd. 4,984 37,915
KT Skylife Co., Ltd. 92 336
KT&G Corp., Class W 1,741 164,082
KTCS Corp. 124 242
Kumho Petrochemical Co., Ltd. 314 27,691
*Kumho Tire Co., Inc. 12,551 42,129
Kwang Dong Pharmaceutical
Co., Ltd., Class A 2,822 12,616
Kyeryong Construction
Industrial Co., Ltd., Class A 28 399
Kyobo Securities Co., Ltd. 60 376
Kyung Dong Navien Co., Ltd. 134 8,329
Kyung-In Synthetic Corp. 132 325
L&C Bio Co., Ltd. 16 382
*L&F Co., Ltd. 8 406
*L&K Biomed Co., Ltd. 16 83
*LabGenomics Co., Ltd. 1,314 2,198
Lake Materials Co., Ltd. 3,775 34,026
*LB Semicon, Inc. 7,636 22,107
Lee Ku Industrial Co., Ltd. 48 170
LEENO Industrial, Inc., Class
H 2,562 88,122
LG Chem, Ltd. 1,675 364,157
*LG Display Co., Ltd. 16,287 127,308
LG Electronics, Inc. 5,065 282,688
*LG Energy Solution, Ltd. 367 101,224
LG H&H Co., Ltd. 301 68,587
*LG HelloVision Co., Ltd. 164 349
LG Innotek Co., Ltd. 789 89,038
LG Uplus Corp., Class R 13,152 138,747
LIG Nex1 Co., Ltd. 509 230,496
*LigaChem Biosciences, Inc. 254 24,616
*LOT Vacuum Co., Ltd. 72 544
Lotte Chemical Corp. 32 1,534
Lotte Chilsung Beverage Co.,
Ltd. 667 62,525
Lotte Corp. 254 5,156
*Lotte Energy Materials Corp. 937 16,891
Lotte Innovate Co., Ltd. 20 313
*Lotte Non-Life Insurance Co.,
Ltd. 240 303
Lotte Rental Co., Ltd. 547 12,405
Lotte Shopping Co., Ltd. 402 20,813

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Lotte Tour Development Co.,
Ltd. 80 $ 1,006
Lotte Wellfood Co., Ltd. 51 4,538
LS Corp. 1,121 140,085
LS Eco Energy, Ltd. 47 1,223
LS Electric Co., Ltd. 342 76,573
LS Marine Solution Co., Ltd. 46 867
LTC Co., Ltd. 12 102
*LVMC Holdings 17,264 24,512
LX Hausys, Ltd. 1,688 37,611
LX INTERNATIONAL Corp. 2,954 68,482
LX Semicon Co., Ltd. 1,036 41,087
M.I.Tech Co., Ltd. 32 188
Macquarie Korea Infrastructure
Fund 15,510 131,971
Macrogen, Inc. 12 134
Maeil Dairies Co., Ltd. 20 541
*Manyo Co., Ltd. 24 309
Mcnex Co., Ltd. 3,254 69,219
*MDS Tech, Inc. 228 226
Medytox, Inc. 50 5,304
*Meerecompany, Inc. 8 91
MegaStudyEdu Co., Ltd. 863 31,177
Meritz Financial Group, Inc. 3,437 286,995
*MiCo, Ltd. 2,506 26,220
*Mirae Asset Life Insurance
Co., Ltd. 196 1,051
Mirae Asset Securities Co.,
Ltd. 2,210 30,422
Misto Holdings Corp. 1,158 30,019
Miwon Commercial Co., Ltd. 4 478
Miwon Specialty Chemical
Co., Ltd. 4 425
MNTech Co., Ltd. 824 7,356
Modetour Network, Inc. 16 135
*MONAYONGPYONG 92 289
mPlus Corp. 24 152
Myoung Shin Industrial Co.,
Ltd., Class A 2,207 13,464
Namhae Chemical Corp. 72 392
Namuga Co., Ltd. 36 385
*NanoenTek, Inc., Class A 44 113
Nature Holdings Co., Ltd.
(The) 48 399
NAVER Corp. 566 95,912
Neosem, Inc. 24 148
*NEPES Corp. 158 1,314
*Neptune Co. 80 409
ΩNetmarble Corp. 705 30,299
New Power Plasma Co., Ltd. 96 384
*Newflex Technology Co., Ltd. 52 169
Nexen Corp. 104 458
Nexen Tire Corp. 168 722
*Nexon Games Co., Ltd. 24 240
Nexteel Co., Ltd. 53 535
NEXTIN, Inc. 655 22,411
NH Investment & Securities
Co., Ltd. 7,525 109,608
NHN KCP Corp. 430 4,998
Shares Value
KOREA, REPUBLIC OF — (Continued)
NICE Holdings Co., Ltd. 2,969 $ 28,474
Nice Information &
Telecommunication, Inc. 24 424
NICE Information Service Co.,
Ltd. 108 1,269
Nong Shim Holdings Co., Ltd.,
Class H 8 476
NongShim Co., Ltd., Class A 80 22,325
NOROO Paint & Coatings Co.,
Ltd., Class A 40 255
NOVAREX Co., Ltd. 100 1,366
NPC 88 279
OCI Co., Ltd. 774 32,315
OCI Holdings Co., Ltd. 2,804 189,656
ONEJOON Co., Ltd. 32 227
*OptoElectronics Solutions
Co., Ltd. 12 86
Oriental Precision &
Engineering Co., Ltd. 80 347
Orion Corp. 1,629 130,738
*OSTEONIC Co., Ltd. 52 259
Otoki Corp. 110 31,609
Pan Ocean Co., Ltd. 15,198 46,138
Paradise Co., Ltd. 3,162 41,292
Park Systems Corp. 640 127,372
Partron Co., Ltd. 7,320 34,995
*Pearl Abyss Corp. 70 1,971
People & Technology, Inc.,
Class A 1,122 28,277
*Peptron, Inc. 8 1,693
PharmaResearch Co., Ltd.,
Class H 234 93,985
Pharmicell Co., Ltd. 260 2,411
*Philoptics Co., Ltd. 12 288
PI Advanced Materials Co.,
Ltd. 678 8,800
*PKC Co., Ltd. 877 3,750
Poongsan Corp., Class A 1,454 168,592
Posco DX Co., Ltd. 104 1,796
*POSCO Future M Co., Ltd. 8 822
POSCO Holdings, Inc.,
Sponsored ADR 5,348 292,215
Posco International Corp. 3,869 136,146
Posco M-Tech Co., Ltd. 28 298
POSCO Steeleon Co., Ltd. 12 364
*Power Logics Co., Ltd. 88 293
Protec Co., Ltd. 8 155
PSK Holdings, Inc. 12 291
PSK, Inc. 2,299 34,399
Pulmuone Co., Ltd. 36 386
Pumtech Korea Co., Ltd. 16 770
*Rainbow Robotics 4 799
*Reyon Pharmaceutical Co.,
Ltd. 12 100
RFHIC Corp. 96 1,928
*RFTech Co., Ltd. 96 177
*Robostar Co., Ltd., Class A 12 232
*Robotis Co., Ltd., Class A 8 472
Rorze Systems Corp., Class A 24 228

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
S&S Tech Corp. 281 $ 10,172
S-1 Corp. 818 43,767
*Sajo Industries Co., Ltd. 8 274
Sajodaerim Corp. 12 357
Sam Chun Dang Pharm Co.,
Ltd. 4 596
Sam-A Aluminum Co., Ltd. 4 78
Samchully Co., Ltd. 4 399
SAMHWA Paints Industrial
Co., Ltd. 52 232
Samick THK Co., Ltd. 16 115
*Samil Pharmaceutical Co.,
Ltd. 28 208
Samji Electronics Co., Ltd. 40 342
Samjin Pharmaceutical Co.,
Ltd. 24 348
Sammok S-Form Co., Ltd. 20 301
SAMPYO Cement Co., Ltd. 144 359
Ω*Samsung Biologics Co., Ltd. 211 162,343
Samsung E&A Co., Ltd. 8,968 171,367
Samsung Electro-Mechanics
Co., Ltd. 1,518 162,768
Samsung Electronics Co., Ltd. 75,103 3,866,711
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 2,150 2,702,550
Samsung Fire & Marine
Insurance Co., Ltd. 732 232,511
*Samsung Heavy Industries
Co., Ltd. 8,366 114,861
Samsung Life Insurance Co.,
Ltd. 1,772 160,870
*Samsung Pharmaceutical
Co., Ltd. 148 167
Samsung SDI Co., Ltd. 1,182 171,317
Samsung SDS Co., Ltd. 747 86,022
Samsung Securities Co., Ltd. 1,977 100,931
SAMT Co., Ltd. 176 389
Samwha Capacitor Co., Ltd. 823 16,379
Samwha Electric Co., Ltd. 8 157
Samyang Corp. 361 13,770
Samyang Foods Co., Ltd. 168 174,687
Samyoung Co., Ltd. 80 239
Sang-A Frontec Co., Ltd.,
Class A 16 202
Sangsin Energy Display
Precision Co., Ltd., Class A 48 314
Saramin Co., Ltd. 16 167
Satrec Initiative Co., Ltd. 4 141
SD Biosensor, Inc. 3,490 25,216
SeAH Besteel Holdings Corp. 60 1,356
SeAH Holdings Corp. 4 375
SeAH Steel Corp. 46 5,009
SeAH Steel Holdings Corp.,
Class A 8 1,165
Seegene, Inc. 1,651 35,358
Sejin Heavy Industries Co.,
Ltd. 32 302
*SEMCNS Co., Ltd. 28 101
Seobu T&D 7,893 49,801
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Seojin System Co., Ltd. 1,478 $ 23,447
*Seoul Auction Co., Ltd. 20 126
*Seoul Semiconductor Co.,
Ltd. 7,796 40,082
Seoyon Co., Ltd. 56 407
Seoyon E-Hwa Co., Ltd. 1,916 17,146
*SFA Engineering Corp. 244 4,328
*SFA Semicon Co., Ltd., Class
A 967 2,284
SGC Energy Co., Ltd. 2,051 36,234
Shin Heung Energy &
Electronics Co., Ltd. 80 245
Shindaeyang Paper Co., Ltd. 56 440
Shinhan Financial Group Co.,
Ltd. 616 30,205
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 10,295 501,366
Shinil Electronics Co., Ltd. 96 98
Shinsegae International, Inc. 60 504
Shinsegae, Inc., Class A 1,735 214,936
Shinsung Delta Tech Co., Ltd. 323 15,698
*Shinsung E&G Co., Ltd.,
Class A 3,492 3,855
*Silicon2 Co., Ltd. 1,104 41,157
SIMMTECH Co., Ltd. 679 11,286
*SK Biopharmaceuticals Co.,
Ltd. 1,622 115,439
*SK Bioscience Co., Ltd. 377 12,437
SK Discovery Co., Ltd. 586 23,114
SK Gas, Ltd. 21 4,005
SK Hynix, Inc., Class A 16,161 3,187,218
Ω*SK IE Technology Co., Ltd. 954 19,090
SK Innovation Co., Ltd. 1,495 116,319
SK Networks Co., Ltd. 11,544 38,042
*SK oceanplant Co., Ltd. 40 573
SK Securities Co., Ltd. 1,184 575
SK Telecom Co., Ltd., ADR 1,906 42,294
SK, Inc., Class A 1,095 160,286
*SKC Co., Ltd. 234 17,076
SL Corp. 2,919 70,302
SM Entertainment Co., Ltd. 292 28,025
*SMEC Co., Ltd. 198 523
SNT Motiv Co., Ltd. 171 4,081
*SOCAR, Inc. 32 302
S-Oil Corp. 1,844 83,371
Solid, Inc. 11,717 53,228
*SOLUM Co., Ltd. 6,145 73,246
Solus Advanced Materials Co.,
Ltd. 905 5,619
Songwon Industrial Co., Ltd. 1,589 12,558
SOOP Co., Ltd. 414 23,733
Soulbrain Co., Ltd., Class A 203 34,765
SPG Co., Ltd. 78 1,409
ST Pharm Co., Ltd. 213 13,378
Straffic Co., Ltd. 80 224
*Studio Dragon Corp. 1,161 38,845
*STX Engine Co., Ltd. 20 343
Suheung Co., Ltd., Class A 24 327

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Sukgyung AT Co., Ltd., Class
A 4 $ 157
Sung Kwang Bend Co., Ltd. 1,107 25,584
*Sungeel Hitech Co., Ltd.,
Class A 12 329
Sungshin Cement Co., Ltd. 76 577
Sungwoo Hitech Co., Ltd.,
Class A 9,975 42,869
Sunjin Co., Ltd. 1,224 11,421
SY Co., Ltd. 60 148
*Synergy Innovation Co., Ltd. 80 165
*Synopex, Inc. 5,092 24,895
Systems Technology, Inc. 24 332
T&L Co., Ltd. 548 24,104
*Taewoong Co., Ltd. 699 20,414
*Taihan Electric Wire Co., Ltd.,
Class A 1,053 11,944
TCC Steel 16 208
TechWing, Inc. 1,742 35,172
*Tego Science, Inc. 4 50
Telechips, Inc. 32 312
TES Co., Ltd. 300 5,635
*Theragen Etex Co., Ltd. 116 251
TK Corp., Class A 2,272 37,681
TKG Huchems Co., Ltd. 1,195 15,209
TLB Co., Ltd. 12 236
Tokai Carbon Korea Co., Ltd.,
Class A 341 26,310
*Tongyang Life Insurance Co.,
Ltd., Class A 3,835 23,367
Toptec Co., Ltd., Class A 140 497
Tovis Co., Ltd. 2,685 30,881
TS Corp. 168 372
TSE Co., Ltd. 122 3,431
*Tuksu Construction Co., Ltd. 40 210
*Tway Air Co., Ltd. 6,251 8,501
TYM Corp. 622 2,269
UBCare Co., Ltd. 40 112
*Uni-Chem Co., Ltd. 112 140
Unid Co., Ltd., Class A 420 25,500
Union Semiconductor
Equipment & Materials Co.,
Ltd. 40 207
*Unison Co., Ltd., Class A 296 283
*UniTest, Inc. 28 252
Unitrontech Co., Ltd. 76 351
Value Added Technology Co.,
Ltd. 1,111 18,947
VICTEK Co., Ltd., Class A 40 117
Vieworks Co., Ltd. 20 301
*Vina Tech Co., Ltd. 4 82
Vitzro Tech Co., Ltd. 32 198
Vitzrocell Co., Ltd. 144 3,245
*VM, Inc. 28 224
*VT Co., Ltd. 1,580 41,129
*Wemade Co., Ltd., Class A 20 453
WiSoL Co., Ltd. 88 425
Won Tech Co., Ltd. 630 5,860
WONIK IPS Co., Ltd. 2,803 66,194
Shares Value
KOREA, REPUBLIC OF — (Continued)
Wonik Materials Co., Ltd. 24 $ 413
*WONIK PNE Co., Ltd. 52 122
Wonik QnC Corp. 1,996 26,555
Woojin, Inc. 36 289
Woori Financial Group, Inc. 6,920 123,251
Woori Financial Group, Inc.,
Class A, ADR 7,219 381,813
*Woori Technology, Inc. 140 371
*Woosu AMS Co., Ltd., Class
A 104 231
Worldex Industry & Trading
Co., Ltd. 1,639 28,778
Xexymix Corp., Class A 48 213
Y G-1 Co., Ltd. 60 250
*Y2 Solution Co., Ltd. 104 247
*YC Corp. 28 226
*Yest Co., Ltd. 24 321
YG Entertainment, Inc. 111 6,811
*YMT Co., Ltd., Class A 16 106
Youlchon Chemical Co., Ltd. 16 395
Youngone Holdings Co., Ltd.,
Class A 238 24,215
Yuanta Securities Korea Co.,
Ltd. 344 922
Yuhan Corp. 214 18,224
*Yulho Co., Ltd. 92 38
*Yungjin Pharmaceutical Co.,
Ltd. 136 210
Zeus Co., Ltd., Class A 1,948 17,488
Zinus, Inc. 885 13,784
TOTAL KOREA, REPUBLIC
OF 31,941,747
KUWAIT — (1.2%)
A'ayan Leasing & Investment
Co. KSCP 46,055 27,091
Al Ahli Bank of Kuwait KSCP 2,129 2,094
Ali Alghanim Sons Automotive
Co. KSCC 4,657 17,045
*<Arabi Group Holding KSC 308 291
Boubyan Bank KSCP 361 832
Boursa Kuwait Securities Co.
KPSC 4,071 46,271
Burgan Bank SAK 2,079 1,698
Combined Group Contracting
Co. SAK 11,134 26,343
Commercial Real Estate Co.
KSC 44,203 27,446
Gulf Bank KSCP 146,245 162,017
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 12,602 86,485
Heavy Engineering & Ship
Building Co. KSCP, Class A 11,162 31,589
Humansoft Holding Co. KSC,
Class A 4,490 35,231
*IFA Hotels & Resorts-KPSC 243 697
Integrated Holding Co. KCSC 24,519 43,509
Jazeera Airways Co. KSCP 244 1,078

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
KUWAIT — (Continued)
JTC Logistics Transportation &
Stevedoring Co. KSCP 9,624 $ 13,964
Kuwait Business Town Real
Estate Co KSCP 619 231
Kuwait Finance House KSCP 209,476 552,442
Kuwait Insurance Co. SAK 500 859
Kuwait International Bank
KSCP 58,956 53,369
*Kuwait Real Estate Co. KSC 2,030 2,388
Kuwait Telecommunications
Co., Class A 7,756 14,574
Mabanee Co. KPSC, Class A 14,604 42,285
Mezzan Holding Co. KSCC,
Class A 300 1,218
Mobile Telecommunications
Co. KSCP 128,465 223,344
National Bank of Kuwait SAKP,
Class K 138,171 473,665
Salhia Real Estate Co. KSCP 20,634 27,849
Shamal Az-Zour Al-Oula for
the First Phase of Az-Zour
Power Plant KSC, Class A 46,034 23,468
*Warba Bank KSCP 581,186 526,106
TOTAL KUWAIT 2,465,479
MALAYSIA — (1.8%)
7-Eleven Malaysia Holdings
BHD 400 185
Able Global BHD 800 281
Aeon Co. M BHD 139,900 42,314
*AFFIN Bank BHD 1,055 589
Ajinomoto Malaysia BHD 100 302
Alliance Bank Malaysia BHD 53,505 56,328
Allianz Malaysia BHD 100 408
AME Elite Consortium BHD,
Class B 1,000 354
AMMB Holdings BHD 68,300 80,871
Ancom Nylex BHD 2,000 436
*Astro Malaysia Holdings BHD 10,100 343
Axiata Group BHD 117,000 74,068
Bank Islam Malaysia BHD 31,900 16,754
Batu Kawan BHD 300 1,324
*Berjaya Corp. BHD 227,700 14,949
*Berjaya Land BHD, Class F 3,700 243
Bermaz Auto BHD 91,000 15,789
British American Tobacco
Malaysia BHD 400 485
#Bursa Malaysia BHD, Class A 36,700 64,795
Cape Ems BHD 3,400 267
Carlsberg Brewery Malaysia
BHD 3,400 14,413
CCK Consolidated Holdings
BHD 700 212
CELCOMDIGI BHD 74,000 66,626
*Chin Hin Group BHD 1,700 913
CIMB Group Holdings BHD 188,100 288,876
Coastal Contracts BHD 600 179
Crescendo Corp. BHD 900 253
D&O Green Technologies BHD 95,100 23,413
*Dagang NeXchange BHD 198,100 13,470
Shares Value
MALAYSIA — (Continued)
Dayang Enterprise Holdings
BHD 53,400 $ 23,038
Dialog Group BHD 14,900 6,114
#DRB-Hicom BHD 3,000 594
Duopharma Biotech BHD 1,000 309
DXN Holdings BHD 2,000 237
Eastern & Oriental BHD, Class
A 125,300 24,531
Eco World Development
Group BHD 92,000 44,005
*Econpile Holdings BHD 900 83
*Ekovest BHD 6,300 613
Farm Fresh BHD, Class A 2,300 938
Formosa Prosonic Industries
BHD 600 179
Fraser & Neave Holdings
BHD, Class R 2,600 17,459
Frontken Corp. BHD 177,600 169,480
Gamuda BHD, Class A 45,425 55,170
Gas Malaysia BHD 800 780
Genetec Technology BHD 2,100 367
#Genting BHD 104,400 76,617
Genting Malaysia BHD 140,700 64,659
Genting Plantations BHD 16,800 19,341
#*Globetronics Technology
BHD 2,100 187
*Greatech Technology BHD 77,900 31,233
Guan Chong BHD, Class A 1,866 499
HAP Seng Consolidated BHD 600 360
Hap Seng Plantations Holdings
BHD 800 362
Hartalega Holdings BHD 500 171
Heineken Malaysia BHD 3,700 20,751
*Hengyuan Refining Co. BHD 400 127
Hextar Global BHD 3,800 802
Hiap Teck Venture BHD 3,900 274
Hibiscus Petroleum BHD 182,900 66,899
Hong Leong Bank BHD 1,000 4,455
Hong Leong Financial Group
BHD 200 757
Hume Cement Industries BHD 400 286
Hup Seng Industries BHD 900 200
IGB BHD 1,800 1,321
IHH Healthcare BHD 21,000 32,743
IJM Corp. BHD, Class A 116,400 78,055
IOI Corp. BHD 17,200 15,204
IOI Properties Group BHD 2,200 1,094
ITMAX SYSTEM BHD 14,100 13,257
JAKS Resources BHD 7,200 169
Jaya Tiasa Holdings BHD 4,800 1,362
*JCY International BHD 4,000 314
Kelington Group BHD 107,200 106,572
Kenanga Investment Bank
BHD 1,800 382
Kerjaya Prospek Group BHD 900 430
Kim Loong Resources BHD,
Class A 800 441
Kossan Rubber Industries
BHD 13,600 4,369

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
MALAYSIA — (Continued)
KPJ Healthcare BHD 71,500 $ 43,420
Kretam Holdings BHD 1,800 295
KSL Holdings BHD 1,200 456
Kuala Lumpur Kepong BHD 17,078 78,403
Lagenda Properties BHD,
Class A 1,700 482
LBS Bina Group BHD 3,400 371
Leong Hup International BHD,
Class A 3,800 539
Ω*Lotte Chemical Titan
Holding BHD 1,900 316
LPI Capital BHD 8,700 29,619
Magnum BHD 41,100 13,009
Mah Sing Group BHD 198,400 54,426
Malakoff Corp. BHD 4,200 881
Malayan Banking BHD 77,500 170,627
Malayan Cement BHD 35,400 46,481
Malayan Flour Mills BHD 2,700 367
Malaysia Smelting Corp. BHD 1,800 490
Malaysian Resources Corp.
BHD, Class F 262,900 32,978
Matrix Concepts Holdings BHD 133,800 42,038
Maxis BHD, Class A 56,800 45,813
#MBSB BHD, Class F 200,000 32,122
Mega First Corp. BHD 19,200 16,342
Mi Technovation BHD 1,200 571
MISC BHD 22,000 38,481
MKH BHD, Class A 1,000 248
MNRB Holdings BHD 1,300 564
ΩMR DIY Group M BHD 91,400 35,360
Muhibbah Engineering M BHD 1,600 216
Nestle Malaysia BHD 1,100 22,717
NEXG BHD 4,100 514
OCK Group BHD 2,900 282
Padini Holdings BHD 7,900 3,686
Panasonic Manufacturing
Malaysia BHD, Class A 100 246
Pantech Group Holdings BHD 2,000 319
Paramount Corp. BHD 1,000 253
Pecca Group BHD 500 178
Perak Transit BHD 1,900 307
Petronas Chemicals Group
BHD 47,800 43,485
Petronas Dagangan BHD 5,600 28,335
Petronas Gas BHD 1,300 5,481
PPB Group BHD 14,200 31,397
Press Metal Aluminium
Holdings BHD 82,300 103,044
Public Bank BHD 239,300 236,214
QL Resources BHD 76,200 75,932
*Ranhill Utilities BHD 600 190
REDtone Digital BHD 600 76
RGB International BHD 2,700 187
RHB Bank BHD, Class A 35,100 50,448
Sam Engineering & Equipment
M BHD 6,200 6,062
Sarawak Oil Palms BHD 16,200 12,725
Scientex BHD 19,900 15,211
SD Guthrie BHD 46,800 52,341
Shares Value
MALAYSIA — (Continued)
Sime Darby BHD 104,500 $ 39,938
Sime Darby Property BHD 81,000 28,298
SKP Resources BHD, Class A 51,300 11,367
*Solarvest Holdings BHD 900 527
Southern Cable Group BHD 1,200 484
#SP Setia BHD Group 72,300 18,986
Sports Toto BHD, Class A 55,400 17,796
Sunway BHD, Class A 900 998
#Sunway Construction Group
BHD, Class A 800 983
Syarikat Takaful Malaysia
Keluarga BHD 600 450
Ta Ann Holdings BHD 18,900 17,061
Taliworks Corp. BHD, Class A 1,200 163
Telekom Malaysia BHD 12,400 19,625
Tenaga Nasional BHD 43,000 131,269
Thong Guan Industries BHD,
Class F 700 185
TIME dotCom BHD 14,800 18,010
*Top Glove Corp. BHD 79,200 12,720
*Tropicana Corp. BHD, Class
A 17,400 4,855
TSH Resources BHD, Class A 1,600 439
Uchi Technologies BHD 700 524
UEM Sunrise BHD 9,100 1,600
United Malacca BHD 600 753
United Plantations BHD 22,100 112,236
UOA Development BHD 2,200 908
Uzma BHD, Class A 1,600 127
Velesto Energy BHD 766,900 32,366
VS Industry BHD 310,488 58,603
#Wasco BHD 1,100 253
*WCT Holdings BHD 17,700 3,258
Wellcall Holdings BHD 1,000 309
#Westports Holdings BHD,
Class F 1,100 1,444
#Yinson Holdings BHD, Class
A 79,132 43,416
#YTL Corp. BHD, Class A 120,700 70,467
YTL Power International BHD,
Class A 43,420 41,740
Zetrix Ai BHD 278,900 57,546
TOTAL MALAYSIA 3,791,279
MEXICO — (2.2%)
#Alpek SAB de CV 16,700 8,027
*Alsea SAB de CV 24,400 73,271
America Movil SAB de CV,
Class B, ADR 23,670 427,717
Arca Continental SAB de CV 7,000 73,099
*Axtel SAB de CV 182,833 22,820
ΩBanco del Bajio SA 62,800 141,453
#Becle SAB de CV, Class A 16,800 21,084
Bolsa Mexicana de Valores
SAB de CV 38,100 81,872
Cemex SAB de CV,
Sponsored ADR 35,798 311,443
Coca-Cola Femsa SAB de CV,
Sponsored ADR 692 57,464

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
MEXICO — (Continued)
Consorcio ARA SAB de CV 2,600 $ 449
#*Controladora Vuela Cia de
Aviacion SAB de CV, Class A 63,448 37,202
#Corp Inmobiliaria Vesta SAB
de CV 28,100 79,217
Corporativo Fragua SAB de
CV, Class H 40 1,174
*Corpovael SA de CV 1,800 329
Cydsa SAB de CV 100 95
El Puerto de Liverpool SAB de
CV, Class C1 4,500 22,155
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 700 63,322
GCC SAB de CV, Class A 7,200 67,409
Genomma Lab Internacional
SAB de CV, Class B 73,000 84,599
Gentera SAB de CV 81,800 185,205
Gruma SAB de CV, Class B 5,845 101,214
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 8,300 110,307
Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 830 190,726
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 296 89,780
Grupo Bimbo SAB de CV,
Class A 30,200 87,800
Grupo Carso SAB de CV,
Class A1 6,700 47,872
Grupo Comercial Chedraui SA
de CV, Class B 7,900 64,115
Grupo Financiero Banorte SAB
de CV, Class O 43,000 383,948
#Grupo Financiero Inbursa
SAB de CV, Class O 28,300 73,123
Grupo Herdez SAB de CV,
Class B 4,660 13,563
*Grupo Hotelero Santa Fe
SAB de CV 1,300 267
Grupo Industrial Saltillo SAB
de CV 1,000 791
Grupo Mexico SAB de CV,
Class B 64,800 406,418
*Grupo Rotoplas SAB de CV 2,400 1,747
*Grupo Simec SAB de CV,
Class B 100 929
*Grupo Sports World SAB de
CV, Class S 1,100 385
#Grupo Televisa SAB 137,600 76,515
Ω*Grupo Traxion SAB de CV 29,100 25,609
*Industrias Penoles SAB de
CV 6,900 182,225
Kimberly-Clark de Mexico SAB
de CV, Class A 43,600 81,418
La Comer SAB de CV 14,841 32,191
Medica Sur SAB de CV, Class
B 100 244
Shares Value
MEXICO — (Continued)
Megacable Holdings SAB de
CV 62,300 $ 173,481
*Minera Frisco SAB de CV 900 193
Ω*Nemak SAB de CV 179,800 32,850
Operadora De Sites
Mexicanos SAB de CV, Class
A 64,600 56,748
Orbia Advance Corp. SAB de
CV, Class A 61,900 42,443
*Organizacion Soriana SAB de
CV, Class B 100 138
*Promotora de Hoteles Norte
19 SAB De CV, Class L 2,000 509
#Promotora y Operadora de
Infraestructura SAB de CV,
Class L 5,380 63,534
Promotora y Operadora de
Infraestructura SAB de CV,
Class L 100 1,000
#Qualitas Controladora SAB
de CV, Class F 7,200 65,337
Regional SAB de CV 20,300 158,402
*Vista Energy SAB de CV,
Sponsored ADR 100 4,470
Wal-Mart de Mexico SAB de
CV, Class A 60,600 178,982
TOTAL MEXICO 4,508,680
PERU — (0.1%)
Cementos Pacasmayo SAA,
ADR 40 252
Credicorp, Ltd. 740 175,380
Intercorp Financial Services,
Inc. 63 2,272
TOTAL PERU 177,904
PHILIPPINES — (0.7%)
Aboitiz Equity Ventures, Inc. 64,800 35,215
Aboitiz Power Corp. 1,500 1,111
ACEN Corp. 385,000 16,500
Alliance Global Group, Inc.,
Class R 95,100 12,553
Apex Mining Co., Inc. 7,000 687
Asia United Bank Corp. 15,600 14,308
*Atlas Consolidated Mining &
Development Corp. 3,000 192
Ayala Corp. 4,240 42,885
Ayala Land, Inc. 117,800 50,486
Bank of the Philippine Islands,
Class A 10,990 22,269
BDO Unibank, Inc., Class A 67,341 164,738
Bloomberry Resorts Corp. 8,000 557
*Cebu Air, Inc., Class A 500 303
Century Pacific Food, Inc. 51,400 32,603
China Banking Corp., Class A 23,820 26,747
Converge Information and
Communications Technology
Solutions, Inc. 112,800 34,575
D&L Industries, Inc. 4,600 400
DigiPlus Interactive Corp.,
Class A 93,190 40,259

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
PHILIPPINES — (Continued)
*DITO CME Holdings Corp. 7,000 $ 131
DM Wenceslao and
Associates, Inc. 700 62
DMCI Holdings, Inc. 37,100 6,525
DoubleDragon Corp. 2,100 349
East West Banking Corp.,
Class A 1,400 298
Emperador, Inc. 1,000 278
First Philippine Holdings Corp. 8,070 10,881
Ginebra San Miguel, Inc.,
Class A 160 785
Globe Telecom, Inc. 760 21,758
GT Capital Holdings, Inc. 7,980 82,013
International Container
Terminal Services, Inc. 14,350 110,210
JG Summit Holdings, Inc. 233,200 83,953
Jollibee Foods Corp. 11,790 43,859
Keepers Holdings, Inc. (The),
Class A 8,000 344
Lopez Holdings Corp. 4,000 271
LT Group, Inc. 6,600 1,478
Manila Electric Co. 2,660 24,487
Manila Water Co., Inc. 87,400 55,063
Megaworld Corp. 354,000 12,077
Metropolitan Bank & Trust Co. 46,850 59,594
ΩMonde Nissin Corp. 1,100 141
Nickel Asia Corp. 262,000 10,106
Petron Corp. 15,000 630
Philex Mining Corp. 6,000 580
Philippine National Bank 7,900 8,532
Philippine Seven Corp. 24,840 22,569
Philippine Stock Exchange,
Inc. (The) 40 143
PLDT, Inc., Sponsored ADR 2,940 67,855
Puregold Price Club, Inc. 106,600 73,098
RFM Corp. 4,000 284
Robinsons Land Corp. 73,900 18,370
Robinsons Retail Holdings,
Inc., Class F 800 521
San Miguel Corp., Class A 1,200 1,479
Security Bank Corp. 740 963
Semirara Mining & Power
Corp., Class A 35,700 20,196
Shakey's Pizza Asia Ventures,
Inc. 800 111
SM Investments Corp. 40 560
SM Prime Holdings, Inc. 102,100 40,607
SSI Group, Inc. 4,000 204
STI Education Systems
Holdings, Inc. 11,000 264
*Synergy Grid & Development
Phils, Inc. 2,500 493
*Top Frontier Investment
Holdings, Inc. 80 75
Union Bank of the Philippines 3,300 1,810
Universal Robina Corp., Class
A 38,060 57,743
Vista Land & Lifescapes, Inc.,
Class A 11,000 275
Shares Value
PHILIPPINES — (Continued)
Wilcon Depot, Inc., Class A 3,200 $ 549
TOTAL PHILIPPINES 1,338,962
POLAND — (1.6%)
*11 bit studios SA 4 202
AB SA 408 10,293
*Agora SA, Class H 156 386
Alior Bank SA 4,889 132,569
Ω*Allegro.eu SA 3,996 39,612
Amica SA 16 247
AmRest Holdings SE 2,514 9,641
Apator SA, Class A 64 363
*Arctic Paper SA 72 221
ASBISc Enterprises PLC 3,207 23,499
Asseco Poland SA 3,285 178,414
Asseco South Eastern Europe
SA, Class F 1,372 28,293
Auto Partner SA, Class A 9,179 49,165
Bank Handlowy w Warszawie
SA 1,382 40,490
*Bank Millennium SA, Class A 10,637 41,676
*Bank Ochrony Srodowiska SA 108 298
Bank Polska Kasa Opieki SA 4,441 243,458
Benefit Systems SA, Class A 94 85,592
*Bioton SA 256 314
BNPP Bank Polska SA 464 12,861
Boryszew SA 148 240
Budimex SA, Class F 391 58,912
*CCC SA, Class A 1,369 71,071
CD Projekt SA 409 27,515
*Celon Pharma SA 28 175
*Cognor Holding SA, Class A 128 240
Cyber Folks SA 615 29,647
*Cyfrowy Polsat SA 9,026 36,488
Develia SA 37,836 84,812
Ω*Dino Polska SA 9,670 128,476
Dom Development SA, Class
R 275 17,307
*Echo Investment SA 444 633
Enea SA 12,075 61,313
Eurocash SA 1,979 4,295
*Fabryki Mebli Forte SA 40 303
Ferro SA, Class A 44 403
Globe Trade Centre SA 248 282
*Grupa Azoty SA 6,840 34,200
Grupa Kety SA 574 134,353
Grupa Pracuj SA 1,169 20,036
Ω*HUUUGE, Inc. 2,356 12,165
ING Bank Slaski SA, Class A 818 73,059
Inter Cars SA 276 42,354
*KGHM Polska Miedz SA,
Class A 2,679 91,692
LPP SA 14 62,576
*Lubelski Wegiel Bogdanka SA 36 234
*mBank SA 339 80,674
Mirbud SA 6,782 27,172
Mo-BRUK SA 8 604
Neuca SA 61 10,831
NEWAG SA, Class A 24 466

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
POLAND — (Continued)
Orange Polska SA 15,495 $ 36,302
ORLEN SA 11,933 267,358
PCC Rokita SA 12 223
Pepco Group NV 6,791 42,485
*PGE Polska Grupa
Energetyczna SA, Class A 27,885 90,436
*PKP Cargo SA 96 398
PlayWay SA 4 295
Powszechna Kasa
Oszczednosci Bank Polski SA 11,981 264,326
Powszechny Zaklad
Ubezpieczen SA 17,499 295,337
Rainbow Tours SA 651 23,292
Santander Bank Polska SA 352 51,791
*Selvita SA 32 287
Synektik SA 263 15,101
*Tauron Polska Energia SA 75,089 167,673
#Text SA 2,280 35,598
Torpol SA 36 378
Unimot SA, Class F 16 647
Voxel SA 249 11,790
VRG SA 644 707
Warsaw Stock Exchange 20 284
Wirtualna Polska Holding SA 153 3,053
ΩXTB SA, Class A 2,826 56,808
*Zespol Elektrocieplowni
Wroclawskich Kogeneracja SA 24 396
*Zespol Elektrowni Patnow
Adamow Konin SA, Class A 72 451
TOTAL POLAND 3,375,538
QATAR — (1.1%)
Aamal Co., Class F 7,568 1,713
Ahli Bank QSC 1,684 1,757
Al Khaleej Takaful Group QSC 812 540
Al Meera Consumer Goods
Co. QSC 4,594 18,649
Al Rayan Bank 211,179 138,041
*Baladna 2,686 988
Barwa Real Estate Co. 71,835 55,420
Commercial Bank PSQC (The) 169,507 227,934
Doha Bank QPSC 394,872 265,381
Doha Insurance Co. QSC 17,854 13,019
*Estithmar Holding QPSC,
Class A 5,469 5,331
Gulf International Services
QSC 136,135 123,834
Gulf Warehousing Co., Class A 18,575 14,121
Industries Qatar QSC 460 1,679
Lesha Bank LLC 60,428 30,886
Mannai Corp. QSC 472 793
*Mazaya Real Estate
Development QPSC 3,356 568
Medicare Group 10,072 15,845
Mesaieed Petrochemical
Holding Co., Class A 51,763 19,263
Ooredoo QPSC, Class A 24,530 90,682
Qatar Aluminum Manufacturing
Co. 260,924 106,276
Shares Value
QATAR — (Continued)
Qatar Electricity & Water Co.
QSC 5,767 $ 25,501
Qatar Fuel QSC 10,521 43,922
Qatar Gas Transport Co., Ltd. 28,057 37,065
Qatar Industrial Manufacturing
Co. QSC 24,524 17,303
Qatar Insurance Co. SAQ 39,989 23,042
Qatar International Islamic
Bank QSC 35,304 107,919
Qatar Islamic Bank QPSC 20,359 137,162
Qatar Islamic Insurance Group 384 916
Qatar National Bank QPSC,
Class A 125,456 646,059
Qatar National Cement Co.
QSC 41,475 39,311
QLM Life & Medical Insurance
Co. WLL 804 441
Salam International
Investment, Ltd. QSC 2,660 528
United Development Co. QSC 66,718 18,929
Vodafone Qatar QSC 56,987 37,329
*Widam Food Co. 472 288
Zad Holding Co. 4,888 19,641
TOTAL QATAR 2,288,076
SAUDI ARABIA — (4.5%)
Abdullah Al Othaim Markets
Co. 19,338 37,633
*ACWA Power Co. 1,749 102,578
Ades Holding Co. 1,868 6,275
*Advanced Petrochemical Co. 9,455 78,138
Al Babtain Power &
Telecommunication Co. 3,020 45,408
Al Hammadi Holding 4,308 41,620
Al Jouf Agricultural
Development Co. 1,868 21,244
*Al Khaleej Training and
Education Co. 36 235
Al Masane Al Kobra Mining
Co. 1,812 32,123
Al Rajhi Bank 30,850 779,248
*Al Rajhi Co. for Co-operative
Insurance 228 7,221
Al Yamamah Steel Industries
Co. 28 258
Alamar Foods 32 440
Alandalus Property Co. 104 543
Alaseel Co. 18,676 19,019
Al-Dawaa Medical Services
Co. 1,181 23,125
Aldrees Petroleum and
Transport Services Co. 5,680 180,798
Alinma Bank 12,222 84,128
AlKhorayef Water & Power
Technologies Co. 2,029 69,993
Almarai Co. JSC, Class H 13,886 177,318
Almawarid Manpower Co. 610 20,701
Almunajem Foods Co. 467 8,279
Alujain Corp. 424 4,148
Arab National Bank 10,652 61,735

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Arabian Cement Co. 176 $ 967
ΩArabian Centres Co. 4,439 24,567
*Arabian Contracting Services
Co. 390 10,033
Arabian Drilling Co. 1,463 29,290
Arabian Internet &
Communications Services Co. 931 59,244
Arabian Pipes Co. 106 168
*Arabian Shield Cooperative
Insurance Co. 40 158
Arriyadh Development Co. 11,674 99,713
Astra Industrial Group Co. 4,181 156,156
Bank AlBilad 11,646 80,846
*Bank Al-Jazira 19,465 65,228
Banque Saudi Fransi 40,831 186,788
Bawan Co., Class H 1,983 27,701
BinDawood Holding Co. 14,056 22,183
Bupa Arabia for Cooperative
Insurance Co. 5,851 262,984
Catrion Catering Holding Co. 3,748 113,406
City Cement Co., Class A 4,322 19,265
Co. for Cooperative Insurance
(The) 930 33,297
Dallah Healthcare Co. 316 11,457
*Dar Al Arkan Real Estate
Development Co., Class A 18,277 93,064
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 2,203 153,989
East Pipes Integrated Co. for
Industry 1,596 45,951
Eastern Province Cement Co.,
Class F 2,487 18,272
Electrical Industries Co. 26,735 63,931
Elm Co. 93 22,561
*Emaar Economic City 3,869 12,965
Etihad Etisalat Co. 15,204 248,056
First Milling Co. 784 11,882
Gulf Insurance Group 44 290
*Herfy Food Services Co. 92 617
Jamjoom Pharmaceuticals
Factory Co. 302 13,067
Jarir Marketing Co. 38,553 132,070
*Lumi Rental Co. 1,984 32,026
Maharah Human Resources
Co. 9,387 11,662
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 3,191 14,419
Middle East Healthcare Co. 4,386 65,946
*Middle East Paper Co. 1,976 14,718
Middle East Specialized
Cables Co., Class A 24 214
Mobile Telecommunications
Co. 39,740 110,180
Mouwasat Medical Services
Co. 2,754 55,798
Nahdi Medical Co. 757 24,984
*Najran Cement Co. 304 659
Shares Value
SAUDI ARABIA — (Continued)
*National Agriculture
Development Co. (The) 3,807 $ 20,887
National Co. for Glass
Industries (The) 12 130
National Co. for Learning &
Education 598 26,655
*National Industrialization Co. 23,622 60,581
Northern Region Cement Co.,
Class A 312 672
*Perfect Presentation For
Commercial Services Co.,
Class A 4,220 12,105
Qassim Cement Co. (The) 6,575 80,770
*Rabigh Refining &
Petrochemical Co. 9,296 17,645
Retal Urban Development Co. 6,511 25,759
Riyad Bank 71,255 535,680
Riyadh Cables Group Co.,
Class A 715 25,008
Riyadh Cement Co., Class A 6,148 52,054
SABIC Agri-Nutrients Co.,
Class A 6,159 195,717
Sahara International
Petrochemical Co., Class A 10,972 52,358
SAL Saudi Logistics Services 322 14,808
*Saudi Arabian Amiantit Co. 20 110
*Saudi Arabian Mining Co. 13,058 181,018
ΩSaudi Arabian Oil Co. 105,621 684,223
Saudi Aramco Base Oil Co. 1,865 51,906
Saudi Automotive Services Co. 6,459 88,764
Saudi Awwal Bank 30,782 265,878
Saudi Basic Industries Corp. 11,453 166,859
Saudi Cement Co. 4,869 49,636
*Saudi Ceramic Co. 3,338 27,230
Saudi Chemical Co. Holding 22,073 44,898
Saudi Electricity Co. 13,576 53,456
Saudi Ground Services Co. 2,893 37,560
Saudi Industrial Investment
Group 17,492 83,844
Saudi Investment Bank (The) 13,185 50,580
*Saudi Kayan Petrochemical
Co. 87,951 107,152
Saudi National Bank (The) 39,304 392,925
Saudi Paper Manufacturing
Co. 1,277 18,792
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 3,799 24,428
*Saudi Public Transport Co. 5,367 19,144
*Saudi Real Estate Co. 344 1,689
*Saudi Reinsurance Co. 4,246 51,503
*Saudi Research & Media
Group 32 1,571
Saudi Steel Pipe Co. 2,352 32,166
Saudi Tadawul Group Holding
Co. 434 18,940
Saudi Telecom Co. 57,126 640,233
Saudia Dairy & Foodstuff Co.,
Class A 3,378 236,841

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
*Savola Group (The) 5,397 $ 35,696
Scientific & Medical Equipment
House Co. 16 151
*Seera Group Holding 11,102 76,596
*Sinad Holding Co. 180 518
Southern Province Cement Co. 1,436 10,068
Sumou Real Estate Co. 60 630
Sustained Infrastructure
Holding Co. 1,781 15,792
Tanmiah Food Co., Class F 20 479
Theeb Rent A Car Co. 587 9,655
United Electronics Co. 2,364 56,562
United International
Transportation Co. 13,057 243,659
*Walaa Cooperative Insurance
Co. 2,318 8,639
Yamama Cement Co. 1,576 13,814
Yanbu Cement Co. 14,046 63,769
Yanbu National Petrochemical
Co., Class A 1,549 12,595
*Zamil Industrial Investment
Co. 28 298
TOTAL SAUDI ARABIA 9,154,076
SOUTH AFRICA — (4.2%)
Absa Group, Ltd., Class F 23,822 237,726
Adcock Ingram Holdings, Ltd.,
Class A 744 2,839
Advtech, Ltd., Class A 38,729 69,865
AECI, Ltd. 14,989 90,726
African Rainbow Minerals, Ltd. 6,452 66,120
Afrimat, Ltd. 9,039 20,910
Alexander Forbes Group
Holdings, Ltd. 1,016 476
Altron, Ltd., Class A 33,016 38,434
Anglogold Ashanti PLC, Class
H 4,459 206,229
Aspen Pharmacare Holdings,
Ltd. 12,585 81,638
Astral Foods, Ltd. 4,286 41,202
AVI, Ltd. 17,013 88,346
Barloworld, Ltd. 21,306 137,221
Bid Corp., Ltd. 5,452 138,090
Bidvest Group, Ltd., Class A 11,558 152,080
*Blue Label Telecoms, Ltd. 14,197 12,837
Capitec Bank Holdings, Ltd.,
Class F 1,078 210,567
Cashbuild, Ltd., Class A 425 3,643
City Lodge Hotels, Ltd. 1,200 276
Clicks Group, Ltd., Class H 7,850 165,795
Coronation Fund Managers,
Ltd. 21,620 49,236
Curro Holdings, Ltd. 18,571 9,028
DataTec, Ltd. 34,543 114,274
ΩDis-Chem Pharmacies, Ltd. 25,083 43,098
Discovery, Ltd. 8,482 101,291
DRDGOLD, Ltd., ADR 5,122 68,328
Exxaro Resources, Ltd. 2,323 20,462
Famous Brands, Ltd., Class A 3,551 11,537
FirstRand, Ltd. 78,321 335,504
Shares Value
SOUTH AFRICA — (Continued)
Foschini Group, Ltd., Class A 20,234 $ 137,646
#Gold Fields, Ltd., Sponsored
ADR 21,993 535,749
Grindrod, Ltd., Class B 41,465 26,600
Harmony Gold Mining Co., Ltd. 11,972 160,090
Harmony Gold Mining Co.,
Ltd., Sponsored ADR 8,538 114,921
Hudaco Industries, Ltd. 2,165 23,347
*Impala Platinum Holdings,
Ltd. 9,653 91,771
Investec, Ltd. 3,159 23,473
Invicta Holdings, Ltd. 196 366
*iOCo, Ltd. 1,324 307
Italtile, Ltd. 18,376 10,010
JSE, Ltd. 5,595 42,127
Kumba Iron Ore, Ltd. 2,421 40,329
Lewis Group, Ltd., Class A 479 2,079
Libstar Holdings, Ltd. 1,448 266
Life Healthcare Group
Holdings, Ltd. 150,549 111,481
Merafe Resources, Ltd. 4,304 293
*Metair Investments, Ltd.,
Class H 604 200
Momentum Group, Ltd., Class
A 77,636 148,038
Motus Holdings, Ltd. 26,246 134,739
Mpact, Ltd. 284 393
Mr Price Group, Ltd. 9,361 109,386
MTN Group, Ltd., Class A 64,766 549,253
*Nampak, Ltd. 603 16,758
Nedbank Group, Ltd. 11,957 164,366
NEPI Rockcastle NV 13,183 101,505
Netcare, Ltd. 135,609 103,118
Ninety One, Ltd., Class A 7,171 17,358
Northam Platinum Holdings,
Ltd., Class A 21,475 249,137
Oceana Group, Ltd. 6,158 17,835
Old Mutual, Ltd., Class A 232,241 164,010
Omnia Holdings, Ltd. 16,008 69,981
OUTsurance Group, Ltd.,
Class A 22,441 95,870
ΩPepkor Holdings, Ltd. 90,373 136,890
*Pick n Pay Stores, Ltd. 49,739 77,982
PPC, Ltd. 141,573 40,008
Premier Group, Ltd. 7,550 58,454
PSG Financial Services, Ltd. 12,605 16,368
Raubex Group, Ltd. 14,894 37,156
Reunert, Ltd. 13,368 41,296
RFG Holdings, Ltd. 1,115 988
Sanlam, Ltd. 27,955 135,489
Santam, Ltd. 3,057 74,609
Sappi, Ltd. 33,147 50,575
*Sasol, Ltd., Class A 23,492 121,757
Shoprite Holdings, Ltd., Class
A 10,690 156,964
*Sibanye Stillwater, Ltd., Class
A 4,102 8,704
*Sibanye Stillwater, Ltd., Class
A, ADR 51,903 433,909

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
Southern Sun, Ltd., Class A 96,349 $ 50,459
*SPAR Group, Ltd. (The) 15,379 91,003
Spur Corp., Ltd. 216 428
Standard Bank Group, Ltd. 38,936 504,741
Sun International, Ltd. 23,336 60,629
Super Group, Ltd. 50,202 44,976
Telkom SA SOC, Ltd., Class A 32,224 105,907
Thungela Resources, Ltd. 5,716 29,395
Tiger Brands, Ltd. 7,237 121,467
Truworths International, Ltd. 13,833 54,108
Tsogo Sun, Ltd. 33,422 12,772
Valterra Platinum, Ltd. 2,205 100,177
Vodacom Group, Ltd. 24,934 191,778
Wilson Bayly Holmes-Ovcon,
Ltd. 3,977 38,242
Woolworths Holdings, Ltd. 33,175 91,732
Zeda, Ltd. 856 604
TOTAL SOUTH AFRICA 8,670,147
TAIWAN — (26.2%)
91APP, Inc. 5,000 13,770
Ability Enterprise Co., Ltd. 2,000 4,020
AcBel Polytech, Inc. 195,000 180,643
Accton Technology Corp. 2,000 59,771
Acer, Inc. 45,000 48,471
*Acon Holding, Inc. 56,000 15,178
Acter Group Corp., Ltd. 3,000 49,250
Action Electronics Co., Ltd. 1,000 427
Actron Technology Corp. 7,000 30,840
ADATA Technology Co., Ltd. 11,076 33,880
Addcn Technology Co., Ltd.,
Class A 2,000 11,793
*Adimmune Corp. 7,000 4,034
Advanced International
Multitech Co., Ltd., Class A 9,000 19,389
Advancetek Enterprise Co.,
Ltd. 65,000 152,441
Advantech Co., Ltd. 4,000 44,962
AIC, Inc., Class A 3,000 32,113
Airtac International Group,
Class A 3,000 86,037
Alchip Technologies, Ltd. 1,000 130,162
Allis Electric Co., Ltd., Class A 9,000 30,907
Alltek Technology Corp. 23,000 27,664
Alltop Technology Co., Ltd. 4,000 31,359
Alpha Networks, Inc. 14,000 12,477
Altek Corp. 68,029 92,308
Amazing Microelectronic Corp. 5,000 10,721
AMPOC Far-East Co., Ltd. 7,000 22,233
AmTRAN Technology Co., Ltd. 10,000 4,456
Anpec Electronics Corp. 5,000 28,478
*Apex International Co., Ltd. 1,000 809
Arcadyan Technology Corp. 6,000 44,727
Ardentec Corp. 81,000 204,892
Argosy Research, Inc. 4,000 22,380
ASE Technology Holding Co.,
Ltd. 4,000 20,437
#ASE Technology Holding Co.,
Ltd., ADR 40,500 384,750
Shares Value
TAIWAN — (Continued)
Asia Optical Co., Inc. 6,000 $ 26,233
Asia Polymer Corp. 2,000 834
Asia Vital Components Co.,
Ltd., Class R 3,000 92,772
ASMedia Technology, Inc. 1,000 63,992
ASPEED Technology, Inc. 1,000 152,777
ASROCK, Inc. 3,000 26,786
Asustek Computer, Inc., Class
A 3,000 66,538
AUO Corp. 108,000 43,421
Axiomtek Co., Ltd. 5,000 14,239
Bafang Yunji International Co.,
Ltd., Class H 2,000 12,363
Bank of Kaohsiung Co., Ltd. 3,090 1,211
BenQ Materials Corp. 3,000 2,267
BES Engineering Corp. 337,000 125,327
Bioteque Corp. 3,000 11,056
Bizlink Holding, Inc., Class A 3,029 92,451
Bora Pharmaceuticals Co., Ltd. 1,000 27,540
Brighton-Best International
Taiwan, Inc. 22,000 25,724
Capital Futures Corp. 8,000 13,040
Capital Securities Corp. 115,000 78,214
*Career Technology MFG.
Co., Ltd. 85,883 41,147
Cathay Financial Holding Co.,
Ltd. 258,000 526,416
Cathay Real Estate
Development Co., Ltd. 68,000 42,489
Central Reinsurance Co., Ltd.,
Class R 17,000 13,185
Century Iron & Steel Industrial
Co., Ltd. 6,000 37,792
Chain Chon Industrial Co., Ltd. 1,000 350
Champion Building Materials
Co., Ltd. 1,000 335
Chang Hwa Commercial Bank,
Ltd. 67,200 41,652
Chang Wah Technology Co.,
Ltd., Class A 29,000 29,780
Channel Well Technology Co.,
Ltd. 13,000 38,981
Charoen Pokphand Enterprise,
Class F 6,000 23,319
Chenbro Micom Co., Ltd.,
Class A 3,000 51,562
Cheng Loong Corp. 29,000 17,732
*Cheng Mei Materials
Technology Corp. 2,000 931
Cheng Shin Rubber Industry
Co., Ltd. 230,000 309,004
Cheng Uei Precision Industry
Co., Ltd., Class A 1,000 1,913
Chicony Electronics Co., Ltd.,
Class A 21,000 92,169
Chicony Power Technology
Co., Ltd. 7,000 26,501
*Chien Shing Stainless Steel
Co., Ltd., Class A 614 241

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
China Airlines, Ltd., Class A 337,000 $ 232,589
China Bills Finance Corp.,
Class H 27,000 13,705
China General Plastics Corp. 2,000 801
*China Man-Made Fiber Corp. 308,000 65,630
China Metal Products, Class H 67,000 55,894
China Motor Corp., Class A 31,000 57,539
China Steel Chemical Corp. 9,000 26,203
China Steel Corp. 557,000 362,967
Ching Feng Home Fashions
Co., Ltd. 2,000 1,364
Chin-Poon Industrial Co., Ltd. 67,000 79,239
Chipbond Technology Corp. 82,000 153,849
ChipMOS Technologies, Inc. 8,000 6,969
ChipMOS Technologies, Inc.,
ADR 402 6,818
Chong Hong Construction Co.,
Ltd. 1,000 2,744
Chroma ATE, Inc. 1,000 14,423
Chun Yuan Steel Industry Co.,
Ltd. 32,000 21,282
*Chung Hung Steel Corp. 92,000 47,468
*Chung Hwa Pulp Corp. 32,000 13,133
*Chung-Hsin Electric &
Machinery Manufacturing
Corp. 45,000 248,765
Chunghwa Precision Test
Tech Co., Ltd. 1,000 28,579
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 7,000 303,800
Cleanaway Co., Ltd. 4,000 25,865
Compal Electronics, Inc. 340,000 336,042
Compeq Manufacturing Co.,
Ltd., Class A 61,000 134,273
Concord International
Securities Co., Ltd. 18,360 7,382
Concord Securities Co., Ltd. 29,000 11,416
Continental Holdings Corp. 26,000 19,208
Coretronic Corp. 11,000 30,073
Co-Tech Development Corp. 17,000 67,493
Crowell Development Corp.,
Class H 14,700 13,174
*CSBC Corp., Class H 4,000 2,164
CTBC Financial Holding Co.,
Ltd. 576,000 796,047
CTCI Corp., Class A 81,000 79,107
*CyberTAN Technology, Inc. 22,000 19,459
DA CIN Construction Co., Ltd. 20,000 40,003
Da-Li Development Co., Ltd.,
Class A 26,559 40,487
Darfon Electronics Corp. 10,000 11,743
Darwin Precisions Corp., Class
A 2,000 724
De Licacy Industrial Co., Ltd. 7,000 3,119
Delpha Construction Co., Ltd. 36,000 34,375
Delta Electronics, Inc., Class A 16,000 303,945
Depo Auto Parts Ind Co., Ltd.,
Class A 4,000 23,117
Dimerco Data System Corp. 3,000 12,262
Shares Value
TAIWAN — (Continued)
Dimerco Express Corp. 8,000 $ 20,317
D-Link Corp. 121,000 66,890
Dynamic Holding Co., Ltd. 51,000 134,986
E Ink Holdings, Inc. 8,000 55,214
E.Sun Financial Holding Co.,
Ltd. 539,340 579,139
Eastern Media International
Corp. 46,870 24,261
Eclat Textile Co., Ltd. 5,000 67,510
*Edom Technology Co., Ltd. 1,000 854
Elan Microelectronics Corp. 62,000 258,615
E-Lead Electronic Co., Ltd. 1,000 1,275
E-LIFE MALL Corp., Class A 7,000 16,722
Elite Material Co., Ltd. 2,000 74,043
Elite Semiconductor
Microelectronics Technology,
Inc. 21,000 35,320
Elitegroup Computer Systems
Co., Ltd. 10,000 5,846
eMemory Technology, Inc. 1,000 68,180
Emerging Display
Technologies Corp. 2,000 1,494
Ennoconn Corp. 3,000 30,756
Ennostar, Inc. 22,000 25,945
EnTie Commercial Bank Co.,
Ltd. 3,000 1,337
*Episil Technologies, Inc. 18,000 22,374
Eternal Materials Co., Ltd. 24,000 22,354
*Etron Technology, Inc. 12,000 10,714
Eurocharm Holdings Co., Ltd. 4,000 18,092
Eva Airways Corp. 305,000 386,774
Ever Supreme Bio Technology
Co., Ltd., Class A 3,000 15,328
*Everest Textile Co., Ltd. 5,000 1,062
Evergreen Aviation
Technologies Corp. 4,000 15,680
Evergreen International
Storage & Transport Corp. 41,000 47,185
Evergreen Marine Corp.
Taiwan, Ltd. 19,000 126,041
EVERGREEN Steel Corp. 10,000 27,104
Everlight Chemical Industrial
Corp. 26,000 14,242
Everlight Electronics Co., Ltd. 38,000 88,228
Excelsior Medical Co., Ltd. 5,000 14,055
Far Eastern Department
Stores, Ltd. 64,000 45,458
Far Eastern International Bank 21,000 9,463
Far Eastern New Century
Corp. 282,000 271,158
Far EasTone
Telecommunications Co., Ltd. 132,000 361,317
Faraday Technology Corp. 8,000 40,874
Farglory Land Development
Co., Ltd. 16,000 33,236
*Federal Corp. 7,000 4,902
Feng Hsin Steel Co., Ltd.,
Class A 9,000 20,384

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Feng TAY Enterprise Co., Ltd.,
Class A 66,000 $ 263,138
Firich Enterprises Co., Ltd. 2,000 1,699
First Copper Technology Co.,
Ltd. 1,000 1,104
First Financial Holding Co.,
Ltd. 373,000 369,907
First Insurance Co., Ltd. (The) 14,000 11,562
*First Steamship Co., Ltd. 18,000 3,510
*FLEXium Interconnect, Inc. 8,000 17,556
Flytech Technology Co., Ltd. 6,000 22,715
FocalTech Systems Co., Ltd.,
Class A 12,000 25,490
Forcecon Tech Co., Ltd. 1,000 3,819
Formosa Advanced
Technologies Co., Ltd. 2,000 1,796
Formosa International Hotels
Corp. 4,000 25,530
Formosa Laboratories, Inc. 8,000 17,878
Formosa Petrochemical Corp. 63,000 92,450
Formosa Plastics Corp. 65,000 92,880
Formosan Union Chemical
Corp. 19,000 11,267
Fortune Electric Co., Ltd.,
Class A 3,300 73,745
Founding Construction &
Development Co., Ltd. 1,000 556
Foxsemicon Integrated
Technology, Inc. 2,000 20,471
Franbo Lines Corp. 7,000 4,362
Froch Enterprise Co., Ltd. 1,000 487
Fu Hua Innovation Co., Ltd. 60,000 67,141
Fubon Financial Holding Co.,
Ltd. 220,000 607,354
Fulgent Sun International
Holding Co., Ltd., Class A 7,000 24,039
*Fulltech Fiber Glass Corp.,
Class A 46,000 84,148
Fusheng Precision Co., Ltd.,
Class A 3,000 28,244
Fwusow Industry Co., Ltd. 1,000 486
G Shank Enterprise Co., Ltd. 8,000 21,550
Gallant Precision Machining
Co., Ltd. 11,000 31,473
Gamania Digital Entertainment
Co., Ltd. 10,000 21,509
Gemtek Technology Corp. 67,000 53,986
*General Interface Solution
GIS Holding, Ltd. 26,000 40,027
Genius Electronic Optical Co.,
Ltd., Class B 2,000 29,048
Getac Holdings Corp., Class A 8,000 31,627
Giant Manufacturing Co., Ltd.,
Class A 21,000 80,911
Giantplus Technology Co., Ltd. 2,000 901
Gigabyte Technology Co., Ltd.,
Class A 8,000 73,708
Gigastorage Corp. 2,000 824
Shares Value
TAIWAN — (Continued)
Global Brands Manufacture,
Ltd. 18,000 $ 69,654
Global PMX Co., Ltd., Class F 1,000 3,920
Global Unichip Corp. 1,000 40,707
Globalwafers Co., Ltd. 2,000 22,950
Globe Union Industrial Corp. 57,000 18,963
Gloria Material Technology
Corp. 128,000 159,102
Gold Circuit Electronics, Ltd. 23,000 288,584
Goldsun Building Materials
Co., Ltd., Class H 108,000 133,881
Good Finance Securities Co.,
Ltd. 1,000 673
Gourmet Master Co., Ltd. 8,000 21,549
Grand Fortune Securities Co.,
Ltd. 28,000 10,413
*Grand Pacific Petrochemical 8,000 2,787
Grape King Bio, Ltd. 3,000 13,016
Great China Metal Industry 1,000 719
Great Tree Pharmacy Co., Ltd. 5,000 25,630
Great Wall Enterprise Co., Ltd. 108,000 220,722
Greatek Electronics, Inc.,
Class A 14,000 28,894
Group Up Industrial Co., Ltd.,
Class B 3,000 21,509
Gudeng Precision Industrial
Co., Ltd. 2,000 20,370
*HannsTouch Holdings Co. 3,000 602
Hey Song Corp. 26,000 34,757
Highwealth Construction Corp. 111,000 152,289
Hiwin Technologies Corp. 4,000 28,478
Hocheng Corp. 2,000 1,099
Holy Stone Enterprise Co., Ltd. 12,000 32,204
Hon Hai Precision Industry
Co., Ltd. 173,000 1,031,711
Hong Pu Real Estate
Development Co., Ltd. 1,000 915
Hong TAI Electric Industrial,
Class A 53,000 65,079
Hota Industrial Manufacturing
Co., Ltd., Class A 22,000 40,613
Hotai Motor Co., Ltd. 3,000 55,482
Hsin Kuang Steel Co., Ltd. 61,000 83,077
*HTC Corp. 130,000 175,743
Hu Lane Associate, Inc. 6,000 26,937
HUA ENG Wire & Cable Co.,
Ltd. 37,000 32,850
Hua Nan Financial Holdings
Co., Ltd., Class A 331,000 318,275
Hua Yu Lien Development Co.,
Ltd., Class A 14,315 34,771
Huaku Development Co., Ltd.,
Class A 63,000 201,152
Huang Hsiang Construction
Corp., Class A 11,269 14,781
Hung Sheng Construction, Ltd. 25,000 19,265
Hwang Chang General
Contractor Co., Ltd. 2,124 5,266
Ibase Technology, Inc. 2,000 3,605

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
IBF Financial Holdings Co.,
Ltd. 427,939 $ 208,611
Ichia Technologies, Inc., Class
F 24,000 33,048
Innodisk Corp. 2,000 15,211
Innolux Corp. 127,000 49,145
Insyde Software Corp. 3,000 21,911
Integrated Service Technology,
Inc. 6,000 24,625
International Games System
Co., Ltd. 3,000 79,002
Inventec Corp. 227,000 338,437
ITE Technology, Inc. 7,000 30,957
ITEQ Corp. 1,000 3,401
Jentech Precision Industrial
Co., Ltd., Class A 1,000 48,245
Jia Wei Lifestyle, Inc., Class A 1,050 1,594
Jinan Acetate Chemical Co.,
Ltd. 12,000 32,204
JPC connectivity, Inc. 8,000 36,854
JPP Holding Co., Ltd., Class A 4,000 25,999
JSL Construction &
Development Co., Ltd. 1,060 2,788
KEE TAI Properties Co., Ltd.,
Class A 1,000 422
Kenda Rubber Industrial Co.,
Ltd. 29,000 22,007
Kerry TJ Logistics Co., Ltd.,
Class A 20,000 22,548
Keystone Microtech Corp. 2,000 24,391
KGI Financial Holding Co.,
Ltd., Class F 537,000 273,470
Kindom Development Co., Ltd. 42,000 70,358
King Yuan Electronics Co.,
Ltd., Class A 45,000 177,904
*King's Town Bank Co., Ltd. 75,000 135,690
Kinpo Electronics 91,000 55,031
Kinsus Interconnect
Technology Corp. 1,000 3,451
KMC Kuei Meng International,
Inc. 4,000 12,624
KS Terminals, Inc. 12,000 20,585
Kung Long Batteries Industrial
Co., Ltd. 5,000 23,536
*Kung Sing Engineering Corp. 2,000 754
Kuo Toong International Co.,
Ltd. 16,000 27,178
Kuo Yang Construction Co.,
Ltd. 1,000 590
L&K Engineering Co., Ltd. 5,000 54,527
*LAN FA Textile 2,000 791
Lanner Electronics, Inc., Class
A 7,000 18,785
Largan Precision Co., Ltd. 1,000 79,236
*Leader Electronics, Inc. 1,000 312
*Lealea Enterprise Co., Ltd. 5,000 1,102
LEE CHI Enterprises Co., Ltd. 1,000 353
Lelon Electronics Corp. 11,000 28,378
Shares Value
TAIWAN — (Continued)
*Li Peng Enterprise Co., Ltd.,
Class A 6,000 $ 1,200
Lian HWA Food Corp., Class A 6,000 27,741
Lien Hwa Industrial Holdings
Corp., Class A 64,050 97,424
Lingsen Precision Industries,
Ltd., Class A 2,000 988
Lion Travel Service Co., Ltd. 6,000 29,450
Lite-On Technology Corp. 121,000 482,419
Long Da Construction &
Development Corp., Class A 25,000 23,411
*Longchen Paper & Packaging
Co., Ltd. 45,000 15,529
Longwell Co. 11,000 39,434
Lotes Co., Ltd. 2,000 95,150
Lotus Pharmaceutical Co., Ltd. 4,000 29,215
Lucky Cement Corp. 2,000 941
Lumax International Corp., Ltd. 7,000 22,819
*Lung Yen Life Service Corp.,
Class A 1,000 1,967
Lungteh Shipbuilding Co., Ltd.,
Class A 1,000 3,417
Luxe Green Energy
Technology Co., Ltd., Class A 1,000 833
LuxNet Corp., Class A 1,000 6,617
*Macronix International Co.,
Ltd. 479,000 304,114
Makalot Industrial Co., Ltd.,
Class A 3,000 26,585
Marketech International Corp.,
Class A 5,000 34,341
Materials Analysis Technology,
Inc. 3,000 19,298
Mayer Steel Pipe Corp., Class
A 1,000 772
MediaTek, Inc., Class B 9,000 413,100
Mega Financial Holding Co.,
Ltd. 374,000 533,793
Mercuries & Associates
Holding, Ltd. 3,000 1,216
*Mercuries Life Insurance Co.,
Ltd. 120,444 21,145
Merida Industry Co., Ltd. 28,000 109,289
Merry Electronics Co., Ltd. 47,000 179,512
*Microbio Co., Ltd. 64,000 51,569
Micro-Star International Co.,
Ltd., Class A 58,000 279,822
momo.com, Inc. 3,000 28,445
*MOSA Industrial Corp., Class
R 1,110 548
Motech Industries, Inc. 67,000 40,518
MSSCORPS Co., Ltd. 2,000 9,113
My Humble House Hospitality
Management Consulting,
Class A 1,000 1,280
Nak Sealing Technologies
Corp. 3,000 11,207
Namchow Holdings Co., Ltd. 10,000 13,552

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Nan Kang Rubber Tire Co.,
Ltd. 69,000 $ 86,691
Nan Pao Resins Chemical
Co., Ltd. 2,000 25,731
Nan Ya Plastics Corp. 31,000 42,531
Nan Ya Printed Circuit Board
Corp., Class A 1,000 5,947
*Nanya Technology Corp. 27,000 40,300
*New Asia Construction &
Development Corp., Class H 1,000 504
Nichidenbo Corp. 13,000 33,058
Nien Made Enterprise Co., Ltd. 2,000 28,780
Nishoku Technology, Inc. 4,000 15,613
North-Star International Co.,
Ltd. 9,359 13,044
Nova Technology Corp. 2,000 11,559
Novatek Microelectronics
Corp., Class A 7,000 111,400
Nuvoton Technology Corp.,
Class A 10,000 23,118
O-Bank Co., Ltd. 4,000 1,215
Ocean Plastics Co., Ltd. 10,000 12,363
Orient Semiconductor
Electronics, Ltd., Class A 13,000 17,030
*Oriental Union Chemical
Corp., Class F 60,000 25,128
Pan Jit International, Inc. 21,000 33,420
Pan-International Industrial
Corp. 5,000 7,237
Parade Technologies, Ltd. 2,000 38,529
*PChome Online, Inc., Class A 19,000 20,816
PCL Technologies, Inc. 1,000 3,019
Pegatron Corp. 129,000 345,758
Pegavision Corp., Class A 2,000 20,638
PharmaEngine, Inc. 9,000 22,344
PharmaEssentia Corp. 1,000 16,618
*Phihong Technology Co., Ltd. 38,000 28,009
Phison Electronics Corp. 2,000 35,514
Phoenix Silicon International
Corp. 7,000 30,019
*Phytohealth Corp. 2,000 848
Pixart Imaging, Inc. 1,000 6,567
Power Wind Health Industry,
Inc. 3,000 14,423
*Powerchip Semiconductor
Manufacturing Corp. 170,000 85,434
Powertech Technology, Inc. 35,000 147,751
Poya International Co., Ltd. 2,020 31,335
President Chain Store Corp. 7,000 60,039
President Securities Corp. 3,300 2,090
Primax Electronics, Ltd. 91,000 221,955
Prince Housing &
Development Corp. 54,000 16,482
*Princeton Technology Corp.,
Class F 1,000 343
Promate Electronic Co., Ltd.,
Class L 13,198 26,487
Qisda Corp. 69,000 59,990
Shares Value
TAIWAN — (Continued)
Quanta Computer, Inc., Class
A 51,000 $ 480,995
Quanta Storage, Inc. 8,000 23,721
Radiant Opto-Electronics Corp. 1,000 4,624
Radium Life Tech Co., Ltd.,
Class A 45,188 17,108
Raydium Semiconductor Corp. 2,000 23,386
Realtek Semiconductor Corp. 5,000 96,323
Rechi Precision Co., Ltd.,
Class A 63,000 50,446
Rich Development Co., Ltd.,
Class A 4,000 1,181
*Right WAY Industrial Co., Ltd. 1,000 387
*Ritek Corp. 98,000 33,490
Ruentex Development Co.,
Ltd. 126,000 126,433
Ruentex Engineering &
Construction Co., Class A 4,000 24,927
Run Long Construction Co.,
Ltd., Class A 112,000 116,325
Sakura Development Co., Ltd. 38,000 82,881
Sampo Corp. 14,000 11,679
San Fang Chemical Industry
Co., Ltd. 17,000 19,536
San Shing Fastech Corp.,
Class A 7,000 12,571
Sanyang Motor Co., Ltd. 113,000 234,726
Savior Lifetec Corp. 46,000 28,743
ScinoPharm Taiwan, Ltd. 2,000 1,122
SDI Corp., Class A 11,000 27,346
Sercomm Corp. 48,000 161,622
Sesoda Corp. 57,000 59,774
Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 235,000 338,554
Shieh Yih Machinery Industry
Co., Ltd. 1,000 797
Shih Her Technologies, Inc. 6,000 31,158
*Shih Wei Navigation Co., Ltd. 42,000 21,881
*Shihlin Development Co., Ltd. 1,000 370
Shin Ruenn Development Co.,
Ltd. 6,000 12,021
Shin Zu Shing Co., Ltd. 2,000 15,780
*Shining Building Business
Co., Ltd. 2,000 626
Shinkong Insurance Co., Ltd. 8,000 25,463
Shinkong Synthetic Fibers
Corp. 4,000 1,729
Shiny Chemical Industrial Co.,
Ltd. 6,000 25,530
Shuttle, Inc. 57,000 30,937
Sigurd Microelectronics Corp. 87,000 226,773
Silergy Corp. 4,000 43,555
Simplo Technology Co., Ltd. 2,000 27,473
Sinbon Electronics Co., Ltd.,
Class A 5,000 40,874
Sincere Navigation Corp.,
Class A 25,000 18,469
Sinmag Equipment Corp. 3,000 14,172

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Sino-American Silicon
Products, Inc., Class A 30,000 $ 101,516
Sinon Corp. 23,000 31,748
SinoPac Financial Holdings
Co., Ltd., Class H 449,000 372,318
Sinphar Pharmaceutical Co.,
Ltd. 1,000 1,050
Sitronix Technology Corp. 3,000 20,052
Solar Applied Materials
Technology Corp. 80,000 134,015
Southeast Cement Co., Ltd. 1,000 603
Speed Tech Corp. 16,000 22,327
Sporton International, Inc. 8,000 43,019
St. Shine Optical Co., Ltd. 4,000 21,442
Standard Foods Corp., Class A 40,000 42,818
Stark Technology, Inc. 11,000 60,072
*Starlux Airlines Co., Ltd.,
Class A 72,000 61,995
*Sun Yad Construction Co.,
Ltd. 11,161 5,216
Sunny Friend Environmental
Technology Co., Ltd. 6,000 15,117
Sunonwealth Electric Machine
Industry Co., Ltd. 5,000 19,013
*Sunplus Technology Co., Ltd.,
Class A 96,000 61,432
Sunrex Technology Corp.,
Class A 10,000 14,641
Superalloy Industrial Co., Ltd. 33,000 60,035
Supreme Electronics Co., Ltd. 44,000 62,210
Sweeten Real Estate
Development Co., Ltd. 2,000 2,111
Symtek Automation Asia Co.,
Ltd. 1,038 5,338
Syncmold Enterprise Corp. 9,000 20,806
Synmosa Biopharma Corp. 77,862 96,390
Synnex Technology
International Corp. 116,000 258,058
Systex Corp. 1,000 3,669
TA Chen Stainless Pipe 116,000 152,736
Ta Ya Electric Wire & Cable 137,980 161,337
Taichung Commercial Bank
Co., Ltd. 7,000 5,218
TaiDoc Technology Corp. 5,000 20,772
Taiflex Scientific Co., Ltd. 33,000 50,140
Taimide Tech, Inc. 12,000 25,248
Tainan Spinning Co., Ltd. 4,000 1,729
*Tainergy Tech Co., Ltd. 1,000 342
Taishin Financial Holding Co.,
Ltd. 184,000 100,792
Taisun Enterprise Co., Ltd. 1,000 628
TAI-TECH Advanced
Electronics Co., Ltd. 6,000 19,037
Taiwan Business Bank 152,000 81,990
Taiwan Cogeneration Corp. 51,000 74,157
Taiwan Cooperative Financial
Holding Co., Ltd. 335,000 285,082
Taiwan FamilyMart Co., Ltd. 3,000 20,806
Taiwan Fertilizer Co., Ltd. 132,000 230,411
Shares Value
TAIWAN — (Continued)
Taiwan Fire & Marine
Insurance Co., Ltd. 22,000 $ 22,297
Taiwan FU Hsing Industrial
Co., Ltd. 2,000 2,985
*Taiwan Glass Industry Corp. 14,000 11,210
Taiwan High Speed Rail Corp. 145,000 132,381
Taiwan Hon Chuan Enterprise
Co., Ltd. 67,000 328,855
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 25,000 26,719
Taiwan Mask Corp. 3,000 3,131
Taiwan Mobile Co., Ltd. 122,000 431,225
Taiwan Navigation Co., Ltd. 41,000 36,951
Taiwan Paiho, Ltd. 27,000 46,858
Taiwan PCB Techvest Co.,
Ltd. 1,000 1,089
Taiwan Sanyo Electric Co.,
Ltd. 1,000 1,268
Taiwan Secom Co., Ltd. 15,000 57,040
Taiwan Semiconductor Co.,
Ltd. 28,000 42,777
Taiwan Semiconductor
Manufacturing Co., Ltd. 428,000 16,633,889
*Taiwan Styrene Monomer 1,000 318
Taiwan Surface Mounting
Technology Corp. 25,000 88,785
Taiwan Taxi Co., Ltd. 3,000 12,815
*Taiwan TEA Corp. 114,000 56,145
Taiwan Union Technology
Corp. 62,000 567,083
*Taiwan-Asia Semiconductor
Corp. 49,000 32,669
Tatung Co., Ltd. 113,050 135,406
TCC Group Holdings Co., Ltd. 152,000 123,749
TCI Co., Ltd. 14,000 61,211
Teco Electric and Machinery
Co., Ltd. 18,000 30,756
Test Research, Inc. 7,000 34,123
Thinking Electronic Industrial
Co., Ltd. 8,000 36,318
Ton Yi Industrial Corp. 3,000 1,824
Tong Hsing Electronic
Industries, Ltd., Class H 1,000 3,417
Tong Yang Industry Co., Ltd.,
Class A 12,000 42,215
*Tong-Tai Machine & Tool Co.,
Ltd., Class A 1,000 1,106
Topco Scientific Co., Ltd. 6,000 57,995
Topkey Corp. 8,000 48,647
Transcend Information, Inc. 1,000 3,169
Transcom, Inc. 8,000 32,968
Tripod Technology Corp.,
Class R 52,000 487,813
TSEC Corp. 125,000 67,426
TSRC Corp. 27,000 16,464
TTY Biopharm Co., Ltd. 11,000 28,414
Tung Ho Steel Enterprise
Corp. 82,000 176,102

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TAIWAN — (Continued)
Tung Thih Electronic Co., Ltd.,
Class A 1,000 $ 1,920
TURVO International Co., Ltd. 4,000 24,123
TXC Corp. 56,000 157,601
TYC Brother Industrial Co.,
Ltd. 13,000 17,770
*Tycoons Group Enterprise 2,000 512
Tyntek Corp. 1,000 506
*U-BEST Innovative
Technology Co., Ltd. 1,000 648
UDE Corp., Class A 8,000 26,374
U-Ming Marine Transport Corp. 6,000 10,493
Unimicron Technology Corp. 51,000 234,944
Union Bank Of Taiwan 1,070 597
Uni-President Enterprises
Corp., Class A 220,000 583,768
*Unitech Printed Circuit Board
Corp. 78,000 73,303
*United Alloy-Tech Co. 1,000 1,399
United Integrated Services
Co., Ltd. 3,000 79,404
United Microelectronics Corp. 16,000 22,273
#United Microelectronics
Corp., Sponsored ADR 89,800 614,232
United Orthopedic Corp.,
Class R 8,000 26,776
*United Renewable Energy
Co., Ltd. 345,000 82,067
Universal Cement Corp. 2,000 1,792
Universal Vision Biotechnology
Co., Ltd. 4,000 27,004
UPC Technology Corp. 54,000 18,816
USI Corp. 192,000 69,795
Vanguard International
Semiconductor Corp. 107,000 334,829
Visco Vision, Inc. 5,000 28,227
VisEra Technologies Co., Ltd. 3,000 22,514
Visual Photonics Epitaxy Co.,
Ltd. 7,000 34,006
Vizionfocus, Inc. 1,000 5,964
Voltronic Power Technology
Corp. 2,000 79,069
*Wafer Works Corp. 111,000 86,093
Waffer Technology Corp. 9,000 15,529
Wah Lee Industrial Corp. 6,000 18,896
Walsin Lihwa Corp. 43,175 32,547
Walsin Technology Corp. 5,000 14,222
Walton Advanced Engineering,
Inc., Class A 59,000 25,500
Wan Hai Lines, Ltd., Class A 4,000 11,887
*We&Win Diversification Co.,
Ltd. 1,000 650
WEI Chih Steel Industrial Co.,
Ltd. 1,000 618
Wei Chuan Foods Corp., Class
H 23,000 12,098
Weikeng Industrial Co., Ltd. 94,000 107,078
Wholetech System Hitech, Ltd. 6,000 18,353
Shares Value
TAIWAN — (Continued)
Win Semiconductors Corp.,
Class A 21,000 $ 60,508
*Winbond Electronics Corp.,
Class A 7,000 4,069
Winmate, Inc., Class A 5,000 24,960
Winstek Semiconductor Co.,
Ltd. 4,000 12,946
Wisdom Marine Lines Co., Ltd. 61,000 119,558
Wistron Corp. 128,000 527,481
Wiwynn Corp. 2,000 185,275
WNC Corp. 6,000 23,721
Wowprime Corp. 5,000 38,362
WPG Holdings, Ltd. 118,000 262,903
WT Microelectronics Co., Ltd.,
Class A 8,000 36,988
XinTec, Inc., Class A 5,000 24,709
Xxentria Technology Materials
Corp. 9,000 13,509
Yageo Corp., Class A 2,000 35,514
Yankey Engineering Co., Ltd.,
Class H 2,300 31,941
YC INOX Co., Ltd. 38,000 27,245
Yea Shin International
Development Co., Ltd., Class
A 9,429 8,403
Yem Chio Co., Ltd. 26,000 13,546
YFY, Inc., Class A 29,000 23,659
*Yieh Phui Enterprise Co.,
Ltd., Class A 3,000 1,508
Youngtek Electronics Corp.,
Class A 6,000 12,363
Yuanta Financial Holding Co.,
Ltd. 348,000 363,769
Yulon Motor Co., Ltd., Class A 113,000 124,178
YungShin Global Holding
Corp., Class A 15,000 31,460
Zenitron Corp. 13,000 14,373
Zero One Technology Co., Ltd. 2,000 7,739
Zhen Ding Technology
Holding, Ltd., Class A 19,000 79,889
*Zig Sheng Industrial Co., Ltd.,
Class H 3,000 893
*Zinwell Corp. 2,000 757
Zyxel Group Corp., Class A 60,000 55,181
TOTAL TAIWAN 53,603,590
THAILAND — (1.5%)
AAPICO Hitech PCL - NVDR 800 367
*Absolute Clean Energy PCL -
NVDR, Class R 6,000 240
Advanced Info Service PCL -
NVDR, Class F 5,600 49,865
Advanced Information
Technology PCL - NVDR 2,100 337
After You PCL - NVDR 800 168
Airports of Thailand PCL
- NVDR 16,800 21,077
Allianz Ayudhya Capital PCL -
NVDR, Class R 200 199
Amata Corp. PCL - NVDR 57,500 28,152

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
THAILAND — (Continued)
AP Thailand PCL - NVDR 126,300 $ 28,019
*Asia Aviation PCL - NVDR 22,000 855
Asia Plus Group Holdings PCL
- NVDR 6,600 505
Asian Alliance International
PCL - NVDR, Class R 1,400 200
Asian Sea Corp. PCL - NVDR,
Class A 1,500 333
Asset World Corp. PCL -
NVDR, Class R 6,300 405
*Assetwise PCL - NVDR 1,600 318
B Grimm Power PCL - NVDR,
Class R 1,300 465
Bangchak Corp. PCL - NVDR,
Class R 46,400 48,274
Bangkok Bank PCL - NVDR,
Class F 28,500 129,070
Bangkok Chain Hospital PCL -
NVDR, Class F 8,500 3,641
Bangkok Dusit Medical
Services PCL - NVDR, Class R 181,400 119,342
Bangkok Dusit Medical
Services PCL, Class F 32,100 21,118
Bangkok Expressway & Metro
PCL - NVDR, Class R 174,900 29,703
Bangkok Land PCL - NVDR 28,100 430
Bangkok Life Assurance PCL
- NVDR 28,100 15,220
Banpu PCL - NVDR 338,000 52,231
Banpu Power PCL - NVDR 1,400 341
BCPG PCL - NVDR 2,700 554
BEC World PCL - NVDR 3,800 302
Berli Jucker PCL - NVDR 43,200 25,381
Betagro PCL - NVDR, Class R 16,900 9,153
*Better World Green PCL -
NVDR, Class A 18,200 106
Brooker Group PCL (The) -
NVDR, Class A 20,100 221
*BTS Group Holdings PCL
- NVDR 225,100 24,246
Bumrungrad Hospital PCL
- NVDR 14,100 73,348
Cal-Comp Electronics Thailand
PCL - NVDR, Class A 2,800 570
Carabao Group PCL - NVDR 3,600 6,086
Central Pattana PCL - NVDR,
Class F 38,200 61,076
Central Plaza Hotel PCL
- NVDR 800 698
Central Retail Corp. PCL -
NVDR, Class R 3,600 2,368
CH Karnchang PCL - NVDR 102,600 42,384
Charoen Pokphand Foods
PCL - NVDR 88,100 61,465
CK Power PCL - NVDR 4,400 353
Com7 PCL - NVDR 61,900 41,292
CP ALL PCL - NVDR, Class F 59,800 86,461
CP ALL PCL, Class F 13,800 19,952
Shares Value
THAILAND — (Continued)
CP AXTRA PCL - NVDR,
Class R 1,400 $ 882
Delta Electronics Thailand PCL 25,600 114,370
Delta Electronics Thailand
PCL - NVDR 2,700 12,062
Dhipaya Group Holdings PCL
- NVDR 1,000 581
Dhipaya Group Holdings PCL,
Class F 22,900 13,314
Diamond Building Products
PCL - NVDR, Class A 1,000 162
Don Muang Tollway PCL -
NVDR, Class R 1,500 473
*Dusit Thani PCL - NVDR 800 209
Dynasty Ceramic PCL - NVDR 8,800 398
Eastern Polymer Group PCL
- NVDR 2,600 234
Electricity Generating PCL
- NVDR 800 2,705
*Energy Absolute PCL - NVDR 239,400 21,244
Erawan Group PCL (The)
- NVDR 287,400 20,579
Exotic Food PCL - NVDR,
Class A 500 275
Forth Corp. PCL - NVDR,
Class F 1,100 237
Forth Smart Service PCL
- NVDR 1,000 202
Frasers Property Thailand PCL
- NVDR, Class R 1,000 187
GFPT PCL 83,000 24,636
GFPT PCL - NVDR 25,400 7,539
Global Power Synergy PCL
- NVDR 700 718
*Gulf Development PCL -
NVDR, Class R 32,120 46,440
Gunkul Engineering PCL -
NVDR, Class A 161,900 8,571
Haad Thip PCL - NVDR 800 374
Hana Microelectronics PCL
- NVDR 1,900 1,343
Hana Microelectronics PCL,
Class F 38,000 26,861
Home Product Center PCL -
NVDR, Class A 108,100 23,651
Ichitan Group PCL - NVDR 78,600 26,938
Index Livingmall PCL - NVDR 600 259
Indorama Ventures PCL
- NVDR 2,000 1,414
IRPC PCL - NVDR 573,500 18,076
I-TAIL Corp. PCL - NVDR,
Class R 1,000 450
*Jasmine Technology Solution
PCL - NVDR, Class A 400 401
Karmarts PCL - NVDR 12,000 3,121
Kasikornbank PCL - NVDR 1,500 7,436
KCE Electronics PCL - NVDR 68,000 51,603
KGI Securities Thailand PCL
- NVDR 5,200 621

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
THAILAND — (Continued)
Khon Kaen Sugar Industry
PCL - NVDR, Class F 6,700 $ 310
Kiatnakin Phatra Bank PCL
- NVDR 300 507
Krung Thai Bank PCL - NVDR 89,000 59,914
Lalin Property PCL - NVDR 1,200 179
Land & Houses PCL - NVDR 219,800 25,693
LH Financial Group PCL -
NVDR, Class R 12,600 301
LPN Development PCL
- NVDR 3,500 186
Major Cineplex Group PCL
- NVDR 1,600 414
Malee Group PCL - NVDR,
Class A 800 152
Master Style PCL - NVDR,
Class R 300 125
MC Group PCL - NVDR, Class
A 1,200 367
MCS Steel PCL - NVDR 1,400 360
Mega Lifesciences PCL
- NVDR 1,100 1,035
Minor International PCL
- NVDR 218,300 166,998
MK Restaurants Group PCL
- NVDR 1,100 781
*Mono Next PCL - NVDR,
Class R1 4,000 222
Moshi Moshi Retail Corp. PLC
- NVDR, Class R 400 490
Muang Thai Insurance PCL
- NVDR 1,000 477
Netbay PCL - NVDR 400 285
Noble Development PCL
- NVDR 2,800 158
Nonthavej Hospital PCL -
NVDR, Class H 200 156
Northeast Rubber PCL -
NVDR, Class A 177,000 23,939
NSL Foods PCL - NVDR,
Class R 200 199
Osotspa PCL - NVDR 28,600 15,665
Plan B Media PCL - NVDR 181,100 29,371
*Platinum Group PCL (The)
- NVDR 3,100 119
Polyplex Thailand PCL - NVDR 1,600 519
Praram 9 Hospital PCL -
NVDR, Class R 1,200 885
Precious Shipping PCL
- NVDR 121,900 24,619
Prima Marine PCL - NVDR,
Class R 46,200 9,189
Pruksa Holding PCL - NVDR,
Class F 1,900 259
*PSG Corp. PCL, Class F 381,400 14,238
PTG Energy PCL - NVDR 108,100 22,328
PTT Exploration & Production
PCL - NVDR, Class F 48,500 186,995
PTT Global Chemical PCL -
NVDR, Class R 47,500 34,448
Shares Value
THAILAND — (Continued)
PTT Oil & Retail Business PCL
- NVDR, Class R 81,800 $ 34,793
PTT PCL - NVDR 257,200 261,686
Quality Houses PCL - NVDR 626,800 27,427
Rajthanee Hospital PCL
- NVDR 600 259
Ratch Group PCL - NVDR 69,300 56,195
Regional Container Lines PCL 6,300 5,880
Rojana Industrial Park PCL
- NVDR 2,200 316
S Hotels & Resorts PCL
- NVDR 4,000 186
*Samart Corp. PCL - NVDR 1,700 325
Sansiri PCL - NVDR, Class A 1,219,600 55,233
Sappe PCL - NVDR 300 356
SC Asset Corp. PCL - NVDR 7,500 411
SCB X PCL - NVDR, Class F 9,500 36,773
SCG Packaging PCL - NVDR 59,000 33,761
SCGJWD Logistics PCL
- NVDR 1,500 390
Sermsang Power Corp. Co.,
Ltd. - NVDR, Class R 900 113
Siam Cement PCL (The)
- NVDR 9,500 58,430
Siam Global House PCL -
NVDR, Class F 21,600 4,461
Siam Wellness Group PCL
- NVDR 2,200 255
Siamgas & Petrochemicals
PCL - NVDR, Class A 2,200 451
SiS Distribution Thailand PCL
- NVDR 400 267
SISB PCL - NVDR, Class R 600 285
*SKY ICT PCL - NVDR, Class
A 41,500 16,255
SPCG PCL - NVDR 1,800 452
Sri Trang Agro-Industry PCL -
NVDR, Class F 100,500 43,361
Sri Trang Gloves Thailand
PCL - NVDR, Class R 31,300 6,752
Srinanaporn Marketing PCL -
NVDR, Class F 1,600 490
Star Petroleum Refining PCL
- NVDR 7,000 1,221
Supalai PCL - NVDR, Class A 98,900 47,211
*Super Energy Corp. PCL -
NVDR, Class R 68,000 291
SVI PCL - NVDR 800 152
TAC Consumer PCL - NVDR 1,500 215
Taokaenoi Food & Marketing
PCL - NVDR 1,300 239
Thai Life Insurance PCL
- NVDR 2,000 618
Thai Oil PCL - NVDR 55,900 59,013
Thai President Foods PCL
- NVDR 100 600
Thai Union Group PCL -
NVDR, Class F 119,100 40,453

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
THAILAND — (Continued)
Thai Vegetable Oil PCL
- NVDR 1,500 $ 1,042
*Thaicom PCL - NVDR, Class
F 35,900 9,502
Thaifoods Group PCL - NVDR 4,200 635
Thaitheparos PCL - NVDR 300 349
*Thonburi Healthcare Group
PCL - NVDR, Class R 900 247
Thoresen Thai Agencies PCL -
NVDR, Class A 178,000 23,748
Tisco Financial Group PCL
- NVDR 6,300 19,133
TKS Technologies PCL
- NVDR 900 158
TMBThanachart Bank PCL -
NVDR, Class R 400,300 23,641
TOA Paint Thailand PCL
- NVDR 1,900 814
TPI Polene PCL - NVDR 20,300 571
TPI Polene Power PCL -
NVDR, Class A 10,100 686
TQM Alpha PCL - NVDR,
Class R 600 279
Triple i Logistics PCL - NVDR 1,400 204
*True Corp. PCL - NVDR,
Class R 180,400 57,410
TTW PCL - NVDR 3,200 876
Union Auction PCL - NVDR 700 141
United Paper PCL - NVDR,
Class R 800 186
Univanich Palm Oil PCL
- NVDR 2,100 623
WHA Corp. PCL - NVDR 369,000 40,423
WHA Utilities and Power PCL
- NVDR 2,300 241
TOTAL THAILAND 3,043,825
TURKEY — (0.9%)
Agesa Hayat ve Emeklilik A/S 104 446
Akbank TAS 109,304 181,756
Akcansa Cimento A/S 52 183
*Akenerji Elektrik Uretim A/S 712 213
Aksa Akrilik Kimya Sanayii A/S 34,624 8,112
*Aksa Enerji Uretim A/S 348 341
*Aksigorta A/S 1,572 281
Alarko Holding A/S 9,539 22,077
Albaraka Turk Katilim Bankasi
A/S 116,872 26,171
*Alkim Alkali Kimya A/S 520 232
Anadolu Anonim Turk Sigorta
Sirketi 13,286 32,533
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 54,534 20,366
Anadolu Hayat Emeklilik A/S,
Class A 176 384
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 76 120
*Anel Elektrik Proje Taahhut
VE Ticaret A/S 244 120
*Arcelik A/S, Class A 88 271
Shares Value
TURKEY — (Continued)
*ARD Grup Bilisim Teknolojileri
A/S 408 $ 315
Aselsan Elektronik Sanayi Ve
Ticaret A/S 14,999 69,096
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 3,779 9,738
*Aydem Yenilenebilir Enerji
A/S 316 142
Aygaz A/S 769 3,094
*Baticim Bati Anadolu Cimento
Sanayii A/S 4,130 462
*Bera Holding A/S 35,822 14,755
*Besler Gida Ve Kimya Sanayi
Ve Ticaret AS 704 265
BIM Birlesik Magazalar A/S 3,422 44,721
*Birlesim Muhendislik Isitma
Sogutma Havalandirma Sanayi
VE Ticaret A/S 296 120
Bogazici Beton Sanayi Ve
Ticaret A/S, Class A 320 170
*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 12 107
Borusan Yatirim ve Pazarlama
A/S 4 206
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 64 272
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 64 122
Bursa Cimento Fabrikasi A/S 7,372 1,366
*Can2 Termik AS 68,974 3,058
Celebi Hava Servisi A/S 4 166
*Cemas Dokum Sanayi A/S 2,440 498
Cemtas Celik Makina Sanayi
Ve Ticaret A/S 924 254
Cimsa Cimento Sanayi VE
Ticaret A/S, Class A 324 413
Coca-Cola Icecek A/S, Class A 17,777 22,247
*Deva Holding A/S 136 217
Dogan Sirketler Grubu Holding
A/S 8,086 3,169
Dogus Otomotiv Servis ve
Ticaret A/S 5,838 26,506
EGE Endustri VE Ticaret A/S 20 3,882
ΩEnerjisa Enerji A/S 244 389
Erbosan Erciyas Boru Sanayii
ve Ticaret A/S 52 217
Eregli Demir ve Celik
Fabrikalari TAS 49,797 32,778
Escar Turizm Tasimacilik
Ticaret A/S 221 253
*Esenboga Elektrik Uretim A/S 376 882
Europap Tezol Kagit Sanayi
VE Ticaret A/S 236 93
*Europen Endustri Insaat
Sanayi VE Ticaret AS 3,084 505
Ford Otomotiv Sanayi A/S 3,330 7,806
*Formet Metal ve Cam Sanayi
A/S 936 89

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TURKEY — (Continued)
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 108 $ 494
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 6,322 7,787
Global Yatirim Holding A/S 191,285 42,081
Goltas Goller Bolgesi Cimento
Sanayi ve Ticaret A.S., Class
A 40 346
*Gubre Fabrikalari TAS 48 294
*Hitit Bilgisayar Hizmetleri AS 113 125
*Ihlas Holding A/S 4,676 312
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S, Class F 1,628 301
Is Yatirim Menkul Degerler A/S 35,360 36,429
*Isiklar Enerji ve Yapi Holding
A/S 836 264
*Izdemir Enerji Elektrik Uretim
A/S 7,325 1,409
*Izmir Demir Celik Sanayi AS 2,408 342
Jantsa Jant Sanayi Ve Ticaret
A/S 472 254
Kalekim Kimyevi Maddeler
Sanayi ve Ticaret A/S 380 274
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 86,795 59,270
*Kardemir Karabuk Demir
Celik Sanayi ve Ticaret A/S,
Class A 920 897
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 7,480 468
*Kayseri Seker Fabrikasi A/S 5,122 2,673
*Kiler Holding A/S 280 429
KOC Holding A/S 11,454 50,593
Kocaer Celik Sanayi Ve
Ticaret A/S 1,759 640
Kontrolmatik Enerji Ve
Muhendislik A/S 324 203
*Konya Cimento Sanayii AS 4 576
*Kordsa Teknik Tekstil A/S 224 339
LDR Turizm A/S, Class A 48 270
Logo Yazilim Sanayi Ve
Ticaret A/S 566 2,231
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S, Class
A 688 295
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 540 581
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 37,736 39,323
#*MIA Teknoloji A/S 28,942 25,696
Migros Ticaret A/S, Class A 110 1,420
Ω*MLP Saglik Hizmetleri A/S,
Class A 1,463 13,813
*Naturel Yenilenebilir Enerji
Ticaret A/S, Class A 80 93
*NET Holding A/S, Class F 476 603
Shares Value
TURKEY — (Continued)
Nuh Cimento Sanayi A/S,
Class A 1,709 $ 9,826
*ODAS Elektrik Uretim ve
Sanayi Ticaret AS 188,339 25,333
*Orge Enerji Elektrik Taahhut
A/S 136 254
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 8 109
*Oyak Cimento Fabrikalari A/S 23,117 13,622
*Pegasus Hava Tasimaciligi
A/S 9,677 60,074
*Peker Gayrimenkul Yatirim
Ortakligi A/S, Class A 7,494 995
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 512 198
*Petkim Petrokimya Holding
A/S, Class H 45,377 19,115
Platform Turizm Tasimacilik
Gida Insaat Temizlik Hizmetleri
Sanayi VE Ticaret A/S, Class F 292 192
*Politeknik Metal Sanayi ve
Ticaret AS, Class A 4 671
*Qua Granite Hayal 3,248 550
*Ral Yatirim Holding A/S 2,670 8,215
*Reysas Tasimacilik ve Lojistik
Ticaret A/S 71,381 29,982
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 28,042 13,733
*Sasa Polyester Sanayi A/S,
Class A 26,638 2,047
Sekerbank Turk A/S 119,153 17,172
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 240 605
Sok Marketler Ticaret A/S,
Class A 30,408 27,956
SUN Tekstil Sanayi Ve Ticaret
A/S 264 269
Suwen Tekstil Sanayi
Pazarlama A/S 920 240
*Tapdi Oksijen Ozel Saglik
Hizmetleri Sanayi VE Ticaret
A/S 96 132
*TAV Havalimanlari Holding
A/S, Class A 5,219 31,602
*Tekfen Holding A/S 24,852 65,998
Tofas Turk Otomobil Fabrikasi
A/S, Class A 4,836 27,496
*Tukas Gida Sanayi ve Ticaret
A/S 10,612 706
*Tumosan Motor ve Traktor
Sanayi A/S 52 154
*Turk Altin Isletmeleri A/S 444 250
Turk Hava Yollari AO 19,250 136,575
*Turk Ilac VE Serum Sanayi
A/S 164 86
*Turk Telekomunikasyon A/S 20,362 27,313
Turk Traktor ve Ziraat
Makineleri A/S 620 9,011
Turkcell Iletisim Hizmetleri A/S 39,147 89,928
#Turkiye Garanti Bankasi A/S 15,804 55,596

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
TURKEY — (Continued)
Turkiye Is Bankasi A/S 368,703 $ 134,609
Turkiye Petrol Rafinerileri A/S 21,889 91,076
Turkiye Sigorta A/S 6,592 1,606
Turkiye Sise ve Cam
Fabrikalari A/S 29,440 26,660
*Turkiye Vakiflar Bankasi TAO 99,670 70,763
Ulker Biskuvi Sanayi A/S,
Class A 15,367 41,491
*Yapi ve Kredi Bankasi A/S,
Class A 60,650 50,291
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 456 311
*Yayla Agro Gida Sanayi VE
Nakliyat A/S 544 138
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 980 584
*Zorlu Enerji Elektrik Uretim
A/S, Class H 170,781 14,136
TOTAL TURKEY 1,940,774
UNITED ARAB EMIRATES — (2.3%)
Abu Dhabi Aviation Co. 8,657 13,811
Abu Dhabi Commercial Bank
PJSC 49,489 219,346
Abu Dhabi Islamic Bank PJSC 60,085 395,212
Abu Dhabi National Hotels 517,103 70,390
Abu Dhabi National Oil Co. for
Distribution PJSC 140,110 141,518
*Abu Dhabi Ports Co. PJSC 16,163 18,306
Abu Dhabi Ship Building Co.
PJSC 192 418
ADNOC Drilling Co. PJSC,
Class F 60,666 96,455
ADNOC Logistics & Services 1,318 1,672
Agthia Group PJSC, Class A 26,331 30,610
Air Arabia PJSC, Class H 238,890 241,940
Ajman Bank PJSC 70,005 28,207
Aldar Properties PJSC 26,664 69,108
Alpha Dhabi Holding PJSC,
Class A 292 989
Amanat Holdings PJSC 56,308 18,089
Americana Restaurants
International PLC - Foreign Co. 182,856 107,032
*Apex Investment Co. PSC 604 640
*Bank of Sharjah, Class A 53,096 24,430
Burjeel Holdings PLC 76,037 30,017
Dana Gas PJSC, Class A 627,352 130,830
Deyaar Development PJSC 91,517 25,912
Dubai Electricity & Water
Authority PJSC 99,776 75,244
Dubai Financial Market PJSC 39,381 18,763
Dubai Investments PJSC 177,407 142,965
Dubai Islamic Bank PJSC 71,976 195,563
Emaar Development PJSC 33,661 137,921
Emaar Properties PJSC 153,918 639,038
Emirates Central Cooling
Systems Corp. 97,901 46,111
Emirates Driving Co. 22,474 18,172
Emirates Integrated
Telecommunications Co. PJSC 11,543 31,426
Shares Value
UNITED ARAB EMIRATES — (Continued)
Emirates NBD Bank PJSC 57,512 $ 418,841
*Emirates Reem Investments
PJSC 268 209
Emirates Telecommunications
Group Co. PJSC, Class A 53,704 276,919
*EMSTEEL Building Materials
PJSC 4,388 1,577
Fertiglobe PLC, Class A 33,445 23,674
First Abu Dhabi Bank PJSC,
Class A 107,701 527,788
*Ghitha Holding PJSC 3,488 23,911
*Gulf Navigation Holding PJSC 356 582
*Manazel PJSC 3,300 312
*Modon Holding PSC 35,976 37,219
National Bank of Ras Al-
Khaimah PSC (The), Class K 1,801 3,800
National Central Cooling Co.
PJSC 21,346 16,911
*National Corp. for Tourism &
Hotels 1,012 573
NMDC Group PJSC 508 3,452
*Presight AI Holding PLC 1,084 1,127
*RAK Properties PJSC 65,419 27,428
Ras Al Khaimah Ceramics
PJSC 38,439 27,000
Salik Co. PJSC 93,301 162,567
Sharjah Islamic Bank 87,201 71,696
Taaleem Holdings PJSC 388 444
TECOM Group PJSC 27,001 25,140
*Union Properties PJSC 5,524 1,316
TOTAL UNITED ARAB
EMIRATES 4,622,621
UNITED KINGDOM — (0.1%)
*Metlen Energy & Metals PLC 2,772 153,494
TOTAL UNITED KINGDOM 153,494
TOTAL COMMON STOCKS 199,596,771
PREFERRED STOCKS — (0.2%)
BRAZIL — (0.2%)
Alpargatas SA 0.320% 700 1,070
Banco do Estado do Rio
Grande do Sul SA, Class B
0.790% 26,300 51,533
Banco Pine SA 0.230% 300 324
Centrais Eletricas Brasileiras
SA, Class B 4.730% 3,400 24,839
Cia Energetica de Minas
Gerais 11.180% 29,500 54,431
Itau Unibanco Holding SA
3.230% 2,750 17,271
Marcopolo SA 4.180% 56,400 83,211
Raizen SA 0.700% 57,900 14,686
Randon SA Implementos e
Participacoes 0.660% 44,800 56,895
Taurus Armas SA 3.790% 220 191
Track & Field Co. SA 0.190% 100 260
Unipar Carbocloro SA 9.160% 3,364 33,030
TOTAL BRAZIL 337,741

Dimensional Emerging Markets ex China Core Equity ETF
continued
Shares Value
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 6.040% 7,771 $ 29,621
TOTAL CHILE 29,621
COLOMBIA — (0.0%)
Grupo Argos SA 5.660% 1,267 3,559
Grupo de Inversiones
Suramericana SA, Class O
3.840% 1,752 15,883
TOTAL COLOMBIA 19,442
TOTAL PREFERRED
STOCKS 386,804
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Banco BMG SA 08/25/2025 10 2
*Randon SA Implementos e
Participacoes 08/19/2025 3,585 51
TOTAL BRAZIL 53
INDIA — (0.0%)
*JTEKT India, Ltd. 08/12/2025 21 5
*Mahindra Logistics, Ltd.
08/14/2025 40 21
TOTAL INDIA 26
KOREA, REPUBLIC OF — (0.0%)
*LS Marine Solution Co., Ltd.
08/28/2025 9 28
TOTAL KOREA, REPUBLIC
OF 28
Shares Value
MALAYSIA — (0.0%)
*Dagang NeXchange BHD
07/23/2030 66,033 $ 1,393
*Guan Chong BHD 06/19/2028 200 9
*T7 Global BHD 3/13/2030 380 4
*YTL Corp. BHD 22,420 5,204
TOTAL MALAYSIA 6,610
THAILAND — (0.0%)
*Better World Green PCL
05/28/2027 3,033 –
*Energy Absolute PCL
02/13/2028 35,433 1,204
*Noble Development PCL
05/18/2027 1,400 –
*Origin Property PCL
05/18/2028 825 5
TOTAL THAILAND 1,209
TOTAL RIGHTS/WARRANTS 7,926
TOTAL INVESTMENT SECURITIES — (97.7%)
(Cost $181,806,210) 199,991,501
SECURITIES LENDING COLLATERAL — (2.3%)
@§The DFA Short Term
Investment Fund 402,353 4,654,020
TOTAL INVESTMENTS — ( 100.0% )
(Cost $186,460,230) $ 204,645,521
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $5,996,414 which represented 3.0% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
PLC Public Limited Company
SA Special Assessment

Dimensional Emerging Markets ex China Core Equity ETF
continued
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Brazil ............................... $ 9,552,291 $ — $ — $ 9,552,291
Chile ................................ 1,206,320 — — 1,206,320
Colombia ............................ 350,476 — — 350,476
Czech ............................... 320,408 — — 320,408
Egypt ............................... 49,731 — — 49,731
France .............................. 53,298 — — 53,298
Greece .............................. 1,581,309 — — 1,581,309
Hungary ............................. 634,285 — — 634,285
India ................................ 51,180,198 11,903 — 51,192,101
Indonesia ............................ 3,580,360 — — 3,580,360
Korea, Republic of ..................... 31,941,164 295 288 31,941,747
Kuwait .............................. 2,465,188 — 291 2,465,479
Malaysia ............................. 3,791,279 — — 3,791,279
Mexico .............................. 4,508,680 — — 4,508,680
Peru ................................ 177,904 — — 177,904
Philippines ........................... 1,338,962 — — 1,338,962
Poland .............................. 3,375,538 — — 3,375,538
Qatar ............................... 2,288,076 — — 2,288,076
Saudi Arabia .......................... 9,154,076 — — 9,154,076
South Africa .......................... 8,670,147 — — 8,670,147
Taiwan .............................. 53,603,590 — — 53,603,590
Thailand ............................. 2,809,335 234,490 — 3,043,825
Turkey .............................. 1,940,774 — — 1,940,774
United Arab Emirates ................... 4,345,120 277,501 — 4,622,621
United Kingdom ....................... 153,494 — — 153,494
Preferred Stocks
Brazil ............................... 337,741 — — 337,741
Chile ................................ 29,621 — — 29,621
Colombia ............................ 19,442 — — 19,442
Rights/Warrants
Brazil ............................... 53 — — 53
India ................................ 21 5 — 26
Korea, Republic of ..................... — 28 — 28
Malaysia ............................. 1,406 5,204 — 6,610
Thailand ............................. 1,209 — — 1,209
Securities Lending Collateral ............... — 4,654,020 — 4,654,020
Total Investments ........................ $199,461,496 $5,183,446 $579> $204,645,521
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.

Dimensional World Equity ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
$
Shares Value
AFFILIATED INVESTMENT COMPANIES — (99.9%)
DOMESTIC — (71.1%)
Dimensional U.S. Core Equity 2 ETF 11,681,489 $ 428,009,757
Dimensional US Core Equity 1 ETF 2,095,347 143,237,921
TOTAL DOMESTIC 571,247,678
INTERNATIONAL — (28.8%)
Dimensional Emerging Markets Core Equity 2 ETF 2,165,374 64,831,297
Dimensional Global Real Estate ETF 561,405 14,888,461
#Dimensional International Core Equity 2 ETF 4,911,642 151,254,015
TOTAL INTERNATIONAL 230,973,773
TOTAL INVESTMENT IN AFFILIATED INVESTMENT COMPANIES — (99.9%)
(Cost $684,076,078) 802,221,451
SECURITIES LENDING COLLATERAL — (0.1%)
@§The DFA Short Term Investment Fund 60,033 694,400
TOTAL INVESTMENTS — ( 100.0% )
(Cost $684,770,478) $ 802,915,851
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Affiliated Investment Companies ............. $802,221,451 $— $— $802,221,451
Securities Lending Collateral ................ — 694,400 — 694,400
Total Investments ......................... $802,221,451 $694,400 $— $802,915,851

Dimensional Global Real Estate ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
4
Shares Value
COMMON STOCKS — (95.3%)
AUSTRALIA — (6.3%)
Abacus Group 570,011 $ 442,236
Abacus Storage King 686,805 707,518
Arena REIT 660,111 1,564,043
Aspen Group, Ltd. 158,996 404,359
*BWP Property Group, Ltd. 810,000 1,867,032
Carindale Property Trust 128 419
Centuria Capital Group 1,120,145 1,337,833
Centuria Industrial REIT 874,518 1,790,522
Centuria Office REIT 500,155 408,971
Charter Hall Group 687,854 8,946,052
Charter Hall Long Wale REIT 935,451 2,499,499
Charter Hall Retail REIT 741,670 1,852,790
Charter Hall Social
Infrastructure REIT 476,388 910,964
#Cromwell Property Group 1,774,931 474,257
Dexus 1,567,391 7,134,780
Dexus Convenience Retail
REIT 125,181 239,375
Dexus Industria REIT 358,322 648,281
Elanor Commercial Property
Fund 194,118 82,489
Garda Property Group 632 521
GDI Property Group
Partnership 503,898 218,993
Goodman Group 2,892,921 65,526,385
GPT Group (The) 2,859,150 9,388,386
Growthpoint Properties
Australia, Ltd. 349,957 552,032
#HealthCo REIT 450,144 227,512
HMC Capital, Ltd. 240,213 555,232
HomeCo Daily Needs REIT 2,585,417 2,139,033
Ingenia Communities Group 562,112 1,903,673
Mirvac Group 5,907,179 8,557,491
National Storage REIT 2,105,080 3,252,847
RAM Essential Services
Property Fund 347,946 132,175
Region Group 1,781,422 2,683,901
Scentre Group 7,765,958 18,750,381
Stockland 3,596,552 12,851,776
Vicinity, Ltd. 5,749,616 9,143,650
Waypoint REIT, Ltd. 1,068,154 1,733,078
TOTAL AUSTRALIA 168,928,486
BELGIUM — (0.9%)
Aedifica SA 68,284 5,056,569
Ascencio 7,246 410,522
Care Property Invest NV 46,217 656,986
Cofinimmo SA 54,503 4,762,798
Home Invest Belgium SA 12,481 279,130
Montea NV 26,441 1,982,220
*Nextensa SA 770 36,662
Retail Estates NV 19,038 1,420,697
Shurgard Self Storage, Ltd. 48,826 1,947,541
Vastned NV 11,707 397,956
Shares Value
BELGIUM — (Continued)
Warehouses De Pauw CVA 240,233 $ 5,642,125
Wereldhave Belgium Comm
VA 12 739
Xior Student Housing NV 54,407 1,930,408
TOTAL BELGIUM 24,524,353
CANADA — (1.1%)
#Allied Properties Real Estate
Investment Trust 97,200 1,216,274
#Artis Real Estate Investment
Trust 62,381 336,146
Automotive Properties Real
Estate Investment Trust 17,300 140,772
Boardwalk Real Estate
Investment Trust 31,916 1,649,415
BSR Real Estate Investment
Trust 30,606 386,554
BTB Real Estate Investment
Trust 41,567 109,438
Canadian Apartment
Properties REIT 115,681 3,702,495
#Choice Properties Real
Estate Investment Trust 225,242 2,311,804
Crombie Real Estate
Investment Trust 83,009 863,382
#CT Real Estate Investment
Trust 69,809 778,601
#Dream Industrial Real Estate
Investment Trust 225,200 1,876,463
#Dream Office Real Estate
Investment Trust 6,134 74,049
European Residential Real
Estate Investment Trust 49,792 92,197
Firm Capital Property Trust 3,000 13,085
#First Capital Real Estate
Investment Trust 163,900 2,203,827
#Granite Real Estate
Investment Trust 50,801 2,685,650
Granite Real Estate
Investment Trust 834 44,019
#H&R Real Estate Investment
Trust 198,653 1,665,320
#InterRent Real Estate
Investment Trust 94,241 903,181
Killam Apartment Real Estate
Investment Trust 107,400 1,423,144
Ω#Minto Apartment Real
Estate Investment Trust 19,700 199,486
#Morguard North American
Residential Real Estate
Investment Trust 20,805 272,524
#Morguard Real Estate
Investment Trust 100 409
Nexus Industrial REIT 42,200 231,672

Dimensional Global Real Estate ETF
continued
Shares Value
CANADA — (Continued)
Northwest Healthcare
Properties Real Estate
Investment Trust 173,077 $ 593,385
Plaza Retail REIT 54,200 163,084
Primaris Real Estate
Investment Trust 78,768 840,352
PRO Real Estate Investment
Trust 26,400 109,797
#RioCan Real Estate
Investment Trust 212,803 2,716,700
Slate Grocery REIT, Class U 32,304 332,959
#SmartCentres Real Estate
Investment Trust 107,200 1,969,462
True North Commercial Real
Estate Investment Trust 4,600 31,142
TOTAL CANADA 29,936,788
CHINA — (0.0%)
China Merchants Commercial
Real Estate Investment Trust 12,000 2,064
Spring Real Estate Investment
Trust 3,000 649
Yuexiu Real Estate Investment
Trust 1,083,000 122,786
TOTAL CHINA 125,499
FRANCE — (1.8%)
Altarea SCA 8,229 1,020,961
ARGAN SA 17,355 1,309,009
Carmila SA 74,413 1,470,017
Covivio Hotels SACA 112 3,077
Covivio SA 80,614 5,254,567
Gecina SA 65,737 6,485,595
#ICADE 52,282 1,251,833
Klepierre SA 332,057 12,754,613
Mercialys SA 152,727 1,898,359
Unibail-Rodamco-Westfield 176,582 17,227,512
TOTAL FRANCE 48,675,543
GERMANY — (0.0%)
*Deutsche Konsum REIT-AG 474 1,145
Hamborner REIT AG 95,805 623,926
TOTAL GERMANY 625,071
HONG KONG — (0.9%)
Champion REIT 2,102,000 586,418
Fortune Real Estate
Investment Trust 2,828,000 1,819,287
Link REIT 3,817,700 21,349,940
Prosperity REIT 1,229,000 214,488
*Regal Real Estate Investment
Trust 4,000 229
SF Real Estate Investment
Trust 440,000 168,153
Sunlight Real Estate
Investment Trust 1,305,000 377,369
TOTAL HONG KONG 24,515,884
INDIA — (0.4%)
ΩBrookfield India Real Estate
Trust 425,121 1,527,158
Embassy Office Parks REIT 1,171,295 5,290,826
Shares Value
INDIA — (Continued)
ΩMindspace Business Parks
REIT 325,182 $ 1,534,465
Nexus Select Trust 623,422 1,046,168
TOTAL INDIA 9,398,617
IRELAND — (0.0%)
Irish Residential Properties
REIT PLC 770,902 861,156
TOTAL IRELAND 861,156
ITALY — (0.0%)
Immobiliare Grande
Distribuzione SIIQ SpA, Class
F 71,727 270,502
TOTAL ITALY 270,502
JAPAN — (5.3%)
Activia Properties, Inc. 2,990 2,568,903
#Advance Residence
Investment Corp. 4,218 4,375,094
#AEON REIT Investment Corp. 2,174 1,862,046
#Comforia Residential REIT,
Inc. 1,018 2,009,010
CRE Logistics REIT, Inc. 937 931,428
Daiwa House REIT Investment
Corp. 3,315 5,575,112
Daiwa Office Investment Corp. 755 1,760,889
Daiwa Securities Living
Investments Corp. 2,038 1,386,699
#ESCON Japan Reit
Investment Corp. 361 298,165
Frontier Real Estate
Investment Corp. 3,587 2,052,166
#Fukuoka REIT Corp. 773 928,658
Global One Real Estate
Investment Corp. 1,837 1,743,072
GLP J-REIT 6,698 5,892,656
Hankyu Hanshin REIT, Inc. 1,037 1,101,117
#Health Care & Medical
Investment Corp. 277 212,404
Heiwa Real Estate REIT, Inc. 1,496 1,407,579
Hoshino Resorts REIT, Inc. 1,019 1,776,708
#Hulic Reit, Inc. 1,699 1,862,753
#Ichigo Hotel REIT Investment
Corp. 307 269,067
Ichigo Office REIT Investment
Corp. 1,334 849,179
#Industrial & Infrastructure
Fund Investment Corp. 3,744 3,077,397
Invincible Investment Corp. 11,292 5,042,177
Japan Excellent, Inc. 1,602 1,490,282
Japan Hotel REIT Investment
Corp. 9,227 5,082,682
#Japan Logistics Fund, Inc. 3,769 2,349,129
#Japan Metropolitan Fund
Invest 10,895 7,970,627
Japan Prime Realty
Investment Corp. 5,321 3,510,916
Japan Real Estate Investment
Corp. 9,365 7,647,819
KDX Realty Investment Corp. 6,008 6,487,259

Dimensional Global Real Estate ETF
continued
Shares Value
JAPAN — (Continued)
LaSalle Logiport REIT 2,614 $ 2,499,449
Marimo Regional Revitalization
REIT, Inc. 332 242,886
Mirai Corp. 3,020 923,087
#Mitsubishi Estate Logistics
REIT Investment Corp. 2,021 1,616,854
#Mitsui Fudosan Logistics
Park, Inc. 5,073 3,418,068
#Mori Hills REIT Investment
Corp. 2,082 1,889,772
#Mori Trust Reit, Inc. 3,838 1,874,434
#Nippon Accommodations
Fund, Inc. 3,459 2,721,324
Nippon Building Fund, Inc. 11,251 10,369,206
Nippon Hotel & Residential
Investment Corp. 253 128,269
Nippon Prologis REIT, Inc. 9,423 5,115,513
NIPPON REIT Investment
Corp. 2,418 1,519,936
#Nomura Real Estate Master
Fund, Inc. 5,852 6,198,271
NTT UD REIT Investment
Corp. 1,922 1,662,809
One REIT, Inc. 284 506,310
Orix JREIT, Inc. 3,833 5,037,825
Samty Residential Investment
Corp. 336 220,584
Sankei Real Estate, Inc. 515 327,147
Sekisui House Reit, Inc. 7,049 3,676,843
SOSiLA Logistics REIT, Inc. 878 685,504
#Star Asia Investment Corp. 3,430 1,337,858
Starts Proceed Investment
Corp. 228 285,123
#Takara Leben Real Estate
Investment Corp. 1,586 994,840
#Tokyu REIT, Inc. 1,234 1,614,503
Tosei Reit Investment Corp. 366 346,800
United Urban Investment Corp. 4,263 4,696,537
XYMAX REIT Investment
Corp. 290 225,071
TOTAL JAPAN 141,655,816
KOREA, REPUBLIC OF — (0.2%)
D&D Platform REIT Co., Ltd. 102,078 240,694
E KOCREF CR-REIT Co., Ltd. 56,599 184,065
ESR Kendall Square REIT
Co., Ltd. 293,208 898,568
IGIS Residence REIT Co., Ltd. 5,270 15,372
IGIS Value Plus REIT Co., Ltd. 77,840 248,372
JR Global REIT 195,833 348,794
KB Star Real Estate
Investment Trust, Inc. 41,535 114,110
Koramco Life Infra REIT Co.,
Ltd. 81,066 258,665
KORAMCO THE ONE REIT 9,880 37,759
LOTTE Reit Co., Ltd. 253,877 703,892
Mirae Asset Global REIT Co.,
Ltd. 39,953 77,065
Miraeasset Maps Reit1 Co.,
Ltd. 12,770 24,586
Shares Value
KOREA, REPUBLIC OF — (Continued)
NH All-One REIT Co., Ltd. 7,419 $ 17,173
Shinhan Alpha REIT Co., Ltd. 190,838 758,233
Shinhan Seobu T&D REIT
Co., Ltd. 26,755 69,068
SK REITs Co., Ltd. 245,405 852,936
TOTAL KOREA, REPUBLIC
OF 4,849,352
MALAYSIA — (0.2%)
Al-'Aqar Healthcare REIT 900 264
#Axis Real Estate Investment
Trust 2,419,241 1,128,790
Capitaland Malaysia Trust 2,124,786 323,824
IGB Real Estate Investment
Trust 2,045,100 1,333,031
KIP REIT 513,700 104,788
#KLCCP Stapled Group 302,000 607,541
#Pavilion Real Estate
Investment Trust 2,806,600 1,171,336
Sunway Real Estate
Investment Trust 2,928,500 1,538,063
YTL Hospitality REIT 667,900 176,958
TOTAL MALAYSIA 6,384,595
MEXICO — (0.5%)
Asesor de Activos Prisma
SAPI de CV 3,487 904
Concentradora Fibra Danhos
SA de CV 412,526 553,219
ΩConcentradora Fibra
Hotelera Mexicana SA de CV 3,200 1,497
ΩFIBRA Macquarie Mexico 1,182,154 1,943,834
Fibra MTY SAPI de CV 3,900 2,774
Fibra Uno Administracion SA
de CV 3,627,590 5,176,904
Prologis Property Mexico SA
de CV 1,379,431 5,195,074
TOTAL MEXICO 12,874,206
NETHERLANDS — (0.2%)
Eurocommercial Properties NV 73,926 2,271,822
NSI NV 25,212 621,852
Wereldhave NV 56,330 1,159,210
TOTAL NETHERLANDS 4,052,884
NEW ZEALAND — (0.3%)
Argosy Property, Ltd. 1,178,686 800,213
Goodman Property Trust 1,520,631 1,804,386
Kiwi Property Group, Ltd. 2,607,409 1,500,802
Precinct Properties Group 2,249,368 1,673,173
Property for Industry, Ltd. 630,233 865,035
#Stride Property Group 654,233 478,921
Vital Healthcare Property Trust 653,839 779,708
TOTAL NEW ZEALAND 7,902,238
PHILIPPINES — (0.1%)
AREIT, Inc. 1,580,900 1,138,264
MREIT, Inc. 351,000 86,528
TOTAL PHILIPPINES 1,224,792
SAUDI ARABIA — (0.1%)
Al Rajhi REIT 360,113 808,337

Dimensional Global Real Estate ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
Alahli REIT Fund 1 5,684 $ 10,501
Derayah REIT 13,462 19,595
Jadwa REIT Saudi Fund 259,857 712,838
Riyad REIT Fund 58,836 83,130
TOTAL SAUDI ARABIA 1,634,401
SINGAPORE — (2.6%)
Acrophyte Hospitality Trust 44,700 12,963
AIMS APAC REIT 721,300 772,811
CapitaLand Ascendas REIT 5,568,600 11,975,484
CapitaLand Ascott Trust 3,719,600 2,566,032
CapitaLand China Trust 1,833,300 1,073,965
CapitaLand Integrated
Commercial Trust 8,538,528 14,479,332
CDL Hospitality Trusts 1,011,300 623,610
Daiwa House Logistics Trust 540,100 237,297
Digital Core REIT
Management Pte, Ltd. 1,187,300 623,332
ESR-REIT 1,083,779 2,305,646
Far East Hospitality Trust 1,188,400 549,613
First Real Estate Investment
Trust 1,154,700 244,762
Frasers Centrepoint Trust 1,976,578 3,382,282
Frasers Hospitality Trust 983,200 530,497
#Frasers Logistics &
Commercial Trust, Class F 3,719,200 2,522,755
IREIT Global 179,300 40,770
Keppel DC REIT 2,587,643 4,727,108
*Keppel Pacific Oak US REIT 918,000 192,780
Keppel REIT 3,609,900 2,643,392
Lendlease Global Commercial
REIT 3,059,770 1,297,162
*Manulife US Real Estate
Investment Trust 2,020,800 133,373
Mapletree Industrial Trust 3,054,500 4,779,462
Mapletree Logistics Trust 4,752,400 4,249,265
Mapletree Pan Asia
Commercial Trust 3,363,000 3,343,947
OUE Real Estate Investment
Trust 1,532,600 348,493
Parkway Life Real Estate
Investment Trust 640,900 1,990,848
Prime US REIT 860,400 156,593
Sabana Industrial Real Estate
Investment Trust 4,500 1,353
Sasseur Real Estate
Investment Trust 637,100 331,478
Starhill Global REIT 1,697,298 706,472
Suntec Real Estate Investment
Trust 2,548,000 2,278,244
United Hampshire US REIT 128,459 61,018
TOTAL SINGAPORE 69,182,139
SOUTH AFRICA — (0.6%)
Attacq, Ltd. 766,119 613,912
Burstone Group, Ltd. 954,660 432,916
Emira Property Fund, Ltd. 32,163 21,522
Equites Property Fund, Ltd. 1,220,018 1,076,139
Fairvest, Ltd., Class B 1,713,290 525,854
Growthpoint Properties, Ltd. 5,277,607 4,164,881
Shares Value
SOUTH AFRICA — (Continued)
Hyprop Investments, Ltd. 584,305 $ 1,484,149
Octodec Investments, Ltd. 660 382
Redefine Properties, Ltd. 9,488,947 2,534,584
Resilient REIT, Ltd. 431,338 1,563,623
SA Corporate Real Estate, Ltd. 3,291,141 562,402
#Stor-Age Property REIT, Ltd. 548,487 484,713
Vukile Property Fund, Ltd. 2,097,782 2,378,240
TOTAL SOUTH AFRICA 15,843,317
SPAIN — (0.4%)
Inmobiliaria Colonial Socimi
SA 424,342 2,829,076
Merlin Properties Socimi SA 585,078 8,156,311
TOTAL SPAIN 10,985,387
TAIWAN — (0.0%)
Cathay No. 1 REIT 62,000 30,639
TOTAL TAIWAN 30,639
THAILAND — (0.1%)
Frasers Property Thailand
Industrial Freehold &
Leasehold REIT, Class F 2,249,100 643,485
IMPACT Growth Real Estate
Investment Trust, Class F 616,800 182,134
#WHA Premium Growth
Freehold & Leasehold Real
Estate InvestmentTrust 2,968,900 826,713
TOTAL THAILAND 1,652,332
TURKEY — (0.2%)
*Adra Gayrimenkul Yatirim
Ortakligi A/S 28,220 24,346
*Akfen Gayrimenkul Yatirim
Ortakligi AS 314,188 22,601
AKIS Gayrimenkul Yatirimi AS 1,388,137 240,059
Akmerkez Gayrimenkul Yatirim
Ortakligi AS 8,645 44,723
*Alarko Gayrimenkul Yatirim
Ortakligi AS 5,056 2,680
*Asce Gayrimenkul Yatirim
Ortakligi A/S 63,608 18,788
Emlak Konut Gayrimenkul
Yatirim Ortakligi AS 3,253,960 1,591,188
Halk Gayrimenkul Yatirim
Ortakligi AS 1,453,235 141,769
*Is Gayrimenkul Yatirim
Ortakligi AS 588,523 265,171
*Kiler Gayrimenkul Yatirim
Ortakligi AS 1,164,361 173,537
*Kuyumcukent Gayrimenkul
Yatirimlari AS, Class A 476,768 668,295
*Ozak Gayrimenkul Yatirim
Ortakligi 458,036 151,313
Panora Gayrimenkul Yatirim
Ortakligi 66,333 121,087
*Pera Yatirim Holding AS 482,480 211,686
*Reysas Gayrimenkul Yatirim
Ortakligi AS 911,811 514,835
*Servet Gayrimenkul Yatirim
Ortakligi AS 865,341 68,856

Dimensional Global Real Estate ETF
continued
Shares Value
TURKEY — (Continued)
Torunlar Gayrimenkul Yatirim
Ortakligi AS 294,530 $ 529,302
*Vakif Gayrimenkul Yatirim
Ortakligi AS 2,445,587 167,485
Yeni Gimat Gayrimenkul
Ortakligi AS 151,710 326,083
TOTAL TURKEY 5,283,804
UNITED KINGDOM — (3.4%)
Abrdn Property Income Trust,
Ltd. 301,260 21,528
Assura PLC 752,251 496,351
Big Yellow Group PLC 305,023 3,778,174
British Land Co. PLC (The) 1,818,086 8,411,228
CLS Holdings PLC 42,326 37,416
Custodian Property Income
REIT PLC 358,036 375,254
Derwent London PLC 169,949 4,340,597
Empiric Student Property PLC 1,082,870 1,381,424
Great Portland Estates PLC 201,222 904,042
Hammerson PLC 800,019 3,144,346
Land Securities Group PLC 1,298,992 9,927,320
LondonMetric Property PLC 3,880,304 9,807,825
NewRiver REIT PLC 317,688 298,492
Palace Capital PLC 55,724 167,026
Picton Property Income, Ltd.,
Class A 33,193 34,482
Primary Health Properties PLC 615,731 783,455
PRS REIT PLC (The) 591,687 828,421
ΩRegional REIT, Ltd. 21,493 35,212
ΩResidential Secure Income
PLC 36,525 28,035
Safestore Holdings PLC 171,455 1,528,134
Schroder Real Estate
Investment Trust, Ltd. 779,718 538,619
Segro PLC 2,383,615 20,421,252
Shaftesbury Capital PLC 2,506,872 5,248,222
Sirius Real Estate, Ltd. 673,610 927,968
ΩSocial Housing Reit PLC 459,256 419,351
Target Healthcare REIT PLC 895,932 1,179,700
Town Centre Securities PLC 43,880 79,554
Tritax Big Box REIT PLC 4,109,538 7,684,378
UNITE Group PLC (The) 760,426 7,532,208
Warehouse REIT PLC 28,912 43,694
Workspace Group PLC 160,288 843,163
TOTAL UNITED KINGDOM 91,246,871
UNITED STATES — (69.7%)
Acadia Realty Trust 181,803 3,403,352
#Agree Realty Corp. 156,610 11,228,937
Alexander & Baldwin, Inc. 100,927 1,814,667
Alexander's, Inc. 3,382 849,525
Alexandria Real Estate
Equities, Inc. 167,829 12,827,170
Alpine Income Property Trust,
Inc. 17,110 240,396
American Assets Trust, Inc.,
Class A 69,062 1,314,250
American Healthcare REIT,
Inc. 124,087 4,794,722
Shares Value
UNITED STATES — (Continued)
American Homes 4 Rent,
Class A 475,432 $ 16,492,736
American Tower Corp. 670,989 139,827,398
Americold Realty Trust, Inc. 391,533 6,295,851
Apartment Investment and
Management Co. 194,675 1,637,217
Apple Hospitality REIT, Inc. 335,467 3,941,737
AvalonBay Communities, Inc. 203,801 37,964,050
Braemar Hotels & Resorts, Inc. 68,208 150,058
Brandywine Realty Trust 250,999 1,003,996
Brixmor Property Group, Inc. 437,071 11,420,665
Broadstone Net Lease, Inc. 293,220 4,761,893
BRT Apartments Corp. 15,927 231,738
#BXP, Inc. 214,737 14,050,242
Camden Property Trust 152,654 16,669,817
CareTrust REIT, Inc. 272,661 8,670,620
CBL & Associates Properties,
Inc. 21,162 572,644
Centerspace 23,654 1,287,487
Chatham Lodging Trust 56,318 384,089
City Office REIT, Inc. 57,306 397,704
Clipper Realty, Inc. 14,232 49,527
Community Healthcare Trust,
Inc. 33,568 515,940
COPT Defense Properties 161,881 4,416,114
Cousins Properties, Inc. 246,095 6,669,174
Crown Castle, Inc. 624,271 65,604,639
CTO Realty Growth, Inc. 38,176 630,286
#CubeSmart 325,450 12,663,260
Curbline Properties Corp. 136,403 3,014,506
DiamondRock Hospitality Co. 297,267 2,294,901
Digital Realty Trust, Inc. 482,773 85,180,468
Diversified Healthcare Trust 229,851 751,613
#Douglas Emmett, Inc. 240,599 3,647,481
#Easterly Government
Properties, Inc. 58,997 1,297,934
#EastGroup Properties, Inc. 74,885 12,224,227
Elme Communities 125,914 1,898,783
Empire State Realty Trust, Inc. 204,247 1,478,748
EPR Properties 113,991 6,274,065
Equinix, Inc. 140,208 110,087,115
Equity LifeStyle Properties,
Inc. 259,249 15,534,200
#Equity Residential 490,057 30,971,602
Essential Properties Realty
Trust, Inc. 281,383 8,579,368
Essex Property Trust, Inc. 92,153 23,976,368
Extra Space Storage, Inc.,
Class B 304,175 40,868,953
Federal Realty Investment
Trust 115,490 10,643,558
First Industrial Realty Trust,
Inc. 189,885 9,251,197
#Four Corners Property Trust,
Inc. 144,822 3,655,307
Franklin Street Properties
Corp. 5,622 9,276
Gaming and Leisure
Properties, Inc. 392,636 17,896,349

Dimensional Global Real Estate ETF
continued
Shares Value
UNITED STATES — (Continued)
#Getty Realty Corp. 73,266 $ 2,036,062
Gladstone Commercial Corp. 67,334 885,442
Global Medical REIT, Inc. 85,892 573,759
Global Net Lease, Inc. 272,933 1,907,802
Healthcare Realty Trust, Inc. 486,994 7,480,228
Healthpeak Properties, Inc. 992,858 16,819,015
#Highwoods Properties, Inc. 153,631 4,456,835
Host Hotels & Resorts, Inc. 990,449 15,569,858
*Hudson Pacific Properties,
Inc. 276,020 676,249
#Independence Realty Trust,
Inc. 353,697 5,931,499
Industrial Logistics Properties
Trust 58,170 309,464
#Innovative Industrial
Properties, Inc. 34,945 1,806,656
InvenTrust Properties Corp. 111,180 3,065,233
Invitation Homes, Inc. 841,821 25,801,814
#Iron Mountain, Inc. 421,817 41,068,103
#JBG SMITH Properties 104,163 2,206,172
#Kilroy Realty Corp. 161,224 5,942,717
Kimco Realty Corp. 971,955 20,634,605
Kite Realty Group Trust 322,049 7,078,637
#Lamar Advertising Co., Class
A 125,729 15,370,370
LTC Properties, Inc. 66,258 2,255,422
LXP Industrial Trust 439,510 3,410,598
#Macerich Co. (The) 364,888 6,097,278
#Medical Properties Trust, Inc. 775,576 3,195,373
Mid-America Apartment
Communities, Inc. 167,507 23,858,022
Modiv Industrial, Inc. 9,537 136,856
National Health Investors, Inc. 67,358 4,705,630
#National Storage Affiliates
Trust 104,422 3,076,272
*NET Lease Office Properties 20,733 688,128
#NETSTREIT Corp. 117,994 2,151,031
NexPoint Residential Trust,
Inc. 32,140 1,002,125
NNN REIT, Inc. 268,121 11,062,672
#Omega Healthcare Investors,
Inc. 413,206 16,073,713
One Liberty Properties, Inc. 24,283 543,454
Orion Properties, Inc. 62,286 163,189
#Outfront Media, Inc. 200,019 3,506,333
*Paramount Group, Inc. 244,347 1,495,404
#Park Hotels & Resorts, Inc. 232,970 2,483,460
Peakstone Realty Trust 35,658 484,949
Pebblebrook Hotel Trust 164,319 1,648,120
Phillips Edison & Co., Inc. 181,562 6,134,980
Piedmont Realty Trust, Inc.,
Class A 179,661 1,358,237
Plymouth Industrial REIT, Inc.,
Class A 57,569 835,902
Postal Realty Trust, Inc., Class
A 28,217 386,855
Prologis, Inc. 1,327,511 141,751,625
Public Storage 226,339 61,550,628
#Realty Income Corp. 1,294,524 72,661,632
Shares Value
UNITED STATES — (Continued)
Regency Centers Corp. 246,287 $ 17,584,892
Rexford Industrial Realty, Inc. 335,611 12,259,870
#RLJ Lodging Trust 214,024 1,583,778
Ryman Hospitality Properties,
Inc. 84,139 7,998,253
Sabra Health Care REIT, Inc. 344,851 6,217,664
Saul Centers, Inc. 18,138 584,406
SBA Communications Corp. 153,700 34,539,464
Service Properties Trust 139,690 367,385
#Sila Realty Trust, Inc. 73,130 1,787,297
Simon Property Group, Inc. 467,930 76,642,255
SITE Centers Corp. 67,914 731,434
SL Green Realty Corp., Class
U 102,778 5,884,041
STAG Industrial, Inc. 265,622 9,118,803
#Strawberry Fields REIT, Inc. 4,586 47,052
Summit Hotel Properties, Inc. 81,234 424,041
Sun Communities, Inc. 181,863 22,556,468
Sunstone Hotel Investors, Inc. 259,425 2,269,969
#Tanger, Inc. 163,652 4,912,833
#Terreno Realty Corp. 149,713 8,307,574
UDR, Inc. 449,948 17,678,457
UMH Properties, Inc. 126,812 2,064,499
*Uniti Group, Inc. 344,566 1,833,091
Universal Health Realty
Income Trust 19,391 752,177
Urban Edge Properties 178,724 3,524,437
Ventas, Inc. 646,885 43,457,734
Veris Residential, Inc. 119,916 1,688,417
VICI Properties, Inc. 1,514,612 49,376,351
#Vornado Realty Trust 232,909 8,948,364
W.P. Carey, Inc. 313,334 20,103,509
Welltower, Inc. 937,346 154,727,704
Whitestone REIT 60,761 740,677
Xenia Hotels & Resorts, Inc. 142,509 1,811,289
TOTAL UNITED STATES 1,855,180,513
TOTAL COMMON STOCKS 2,537,845,185
RIGHT/WARRANT — (0.0%)
KOREA, REPUBLIC OF — (0.0%)
*NH All-One REIT Co., Ltd.
9/2/2025 1,891 130
TOTAL KOREA, REPUBLIC
OF 130
TOTAL RIGHT/WARRANT 130
TOTAL INVESTMENT SECURITIES — (95.3%)
(Cost $2,372,444,906) 2,537,845,315
SECURITIES LENDING COLLATERAL — (4.7%)
@§The DFA Short Term
Investment Fund 10,753,524 124,386,016
TOTAL INVESTMENTS — ( 100.0% )
(Cost $2,496,830,922) $ 2,662,231,331

Dimensional Global Real Estate ETF
continued
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $5,689,037 which represented 0.2% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 168,928,486 $ — $ — $ 168,928,486
Belgium ............................. 24,524,353 — — 24,524,353
Canada ............................. 29,936,788 — — 29,936,788
China ............................... 125,499 — — 125,499
France .............................. 48,675,543 — — 48,675,543
Germany ............................ 625,071 — — 625,071
Hong Kong ........................... 24,515,884 — — 24,515,884
India ................................ 9,398,617 — — 9,398,617
Ireland .............................. 861,156 — — 861,156
Italy ................................ 270,502 — — 270,502
Japan ............................... 141,655,816 — — 141,655,816
Korea, Republic of ..................... 4,849,352 — — 4,849,352
Malaysia ............................. 6,384,595 — — 6,384,595
Mexico .............................. 12,874,206 — — 12,874,206
Netherlands .......................... 4,052,884 — — 4,052,884
New Zealand ......................... 7,902,238 — — 7,902,238
Philippines ........................... 1,224,792 — — 1,224,792
Saudi Arabia .......................... 1,634,401 — — 1,634,401
Singapore ............................ 69,182,139 — — 69,182,139
South Africa .......................... 15,843,317 — — 15,843,317
Spain ............................... 10,985,387 — — 10,985,387
Taiwan .............................. 30,639 — — 30,639
Thailand ............................. — 1,652,332 — 1,652,332
Turkey .............................. 5,283,804 — — 5,283,804
United Kingdom ....................... 91,246,871 — — 91,246,871
United States ......................... 1,855,180,513 — — 1,855,180,513
Right/Warrant
Korea, Republic of ..................... — 130 — 130
Securities Lending Collateral ............... — 124,386,016 — 124,386,016
Total Investments ........................ $2,536,192,853 $126,038,478 $— $2,662,231,331

1
Dimensional US Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (96.7%)
COMMUNICATION SERVICES — (9.9%)
#*Advantage Solutions, Inc. 4,087 $ 5,599
Alphabet, Inc., Class A 141,310 27,117,389
Alphabet, Inc., Class C 123,140 23,748,780
#*Altice USA, Inc., Class A 7,000 18,200
*Atlanta Braves Holdings, Inc. 1,288 57,393
#*Atlanta Braves Holdings, Inc. 365 17,192
#*Boston Omaha Corp., Class A 1,981 26,644
*BuzzFeed, Inc. 3,868 8,394
*Cargurus, Inc. 4,255 139,649
*Cars.com, Inc. 4,819 62,021
#*Charter Communications, Inc.,
Class A 5,417 1,459,123
#Cinemark Holdings, Inc. 4,821 129,540
*Cineverse Corp. 3,001 15,125
Comcast Corp., Class A 105,715 3,512,909
*Creative Realities, Inc. 3,119 8,484
*DallasNews Corp. 2,322 34,412
*DoubleVerify Holdings, Inc. 6,418 98,324
*E.W. Scripps Co. (The), Class A 4,983 14,899
#*EchoStar Corp., Class A 1,131 36,859
Electronic Arts, Inc. 12,453 1,898,958
Entravision Communications
Corp., Class A 4,596 10,157
*EverQuote, Inc., Class A 981 24,123
#*Fluent, Inc. 3,657 8,375
Fox Corp., Class A 15,237 849,615
Fox Corp., Class B 16,200 828,468
#*fuboTV, Inc. 6,058 24,111
*Gambling.com Group, Ltd. 2,306 24,374
#*GCI Liberty, Inc., Class A 262 8,656
*GCI Liberty, Inc., Class C 916 30,457
Gray Media, Inc. 6,100 27,511
*IMAX Corp. 1,217 31,386
*Integral Ad Science Holding
Corp. 11,087 90,913
Interpublic Group of Cos., Inc.
(The) 24,805 610,203
#Iridium Communications, Inc. 8,611 210,625
*IZEA Worldwide, Inc. 407 1,518
John Wiley & Sons, Inc., Class A 4,058 156,639
*Liberty Broadband Corp., Class
A 1,310 80,080
*Liberty Broadband Corp., Class
C 4,584 281,091
*Liberty Global, Ltd., Class A 11,889 119,128
*Liberty Global, Ltd., Class C 12,314 125,972
*Liberty Media Corp.-Liberty
Formula One 7,470 749,615
*Liberty Media Corp.-Liberty
Formula One 1,088 98,051
*Liberty Media Corp.-Liberty Live 1,740 146,560
*Liberty Media Corp.-Liberty Live 5 409
*Lionsgate Studios Corp. 237 1,403
#*Live Nation Entertainment, Inc. 4,151 613,103
Shares Value
COMMUNICATION SERVICES — (Continued)
*Madison Square Garden
Entertainment Corp. 1,000 $ 37,790
*Madison Square Garden Sports
Corp. 628 126,919
*Magnite, Inc. 4,582 105,432
Match Group, Inc. 20,488 702,124
*MediaAlpha, Inc., Class A 1,891 18,948
Meta Platforms, Inc., Class A 76,577 59,227,715
National CineMedia, Inc. 4,332 20,837
*Netflix, Inc. 9,717 11,265,890
New York Times Co. (The), Class
A 9,580 497,106
News Corp., Class A 22,737 666,649
News Corp., Class B 9,967 333,097
Nexstar Media Group, Inc. 3,124 584,532
*Nextdoor Holdings, Inc. 19,393 33,938
#Omnicom Group, Inc. 15,122 1,089,540
Paramount Global, Class B 7,986 100,384
*Pinterest, Inc., Class A 35,563 1,372,732
*QuinStreet, Inc. 3,076 50,477
*Reddit, Inc., Class A 1,857 298,216
*Reservoir Media, Inc. 3,170 25,170
*ROBLOX Corp., Class A 6,143 846,444
*Roku, Inc. 3,949 371,838
Shutterstock, Inc. 458 8,775
Sinclair, Inc. 5,764 83,347
#Sirius XM Holdings, Inc. 14,329 302,628
*Skillz, Inc. 2,704 18,739
*Snap, Inc., Class A 80,411 758,276
*Sphere Entertainment Co. 2,035 87,607
Spok Holdings, Inc. 1,017 18,652
*Spotify Technology SA 4,762 2,983,583
#*Stagwell, Inc. 14,595 83,629
*Starz Entertainment Corp. 14 204
Sunrise Communications AG,
ADR 2,066 109,622
*Take-Two Interactive Software,
Inc. 3,101 690,686
*Teads Holding Co. 2,759 6,980
*TechTarget, Inc. 1,014 7,341
TEGNA, Inc. 6,008 100,334
*Thryv Holdings, Inc. 1,537 20,227
TKO Group Holdings, Inc. 1,048 176,074
T-Mobile US, Inc. 611 145,669
*Trade Desk, Inc. (The), Class A 3,491 303,577
#*Travelzoo 1,355 13,536
#*TripAdvisor, Inc. 4,439 77,638
*TrueCar, Inc. 7,900 14,457
Verizon Communications, Inc. 118,483 5,066,333
*Vimeo, Inc. 14,376 54,485
Walt Disney Co. (The) 24,690 2,940,826
*Warner Bros Discovery, Inc. 130,916 1,724,164
Warner Music Group Corp., Class
A 7,108 207,980
*Yelp, Inc. 4,966 170,979

2
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
COMMUNICATION SERVICES — (Continued)
*Zedge, Inc., Class B 1,041 $ 4,185
*Ziff Davis, Inc. 1,655 51,504
*ZoomInfo Technologies, Inc. 23,341 252,783
TOTAL COMMUNICATION
SERVICES 157,823,035
CONSUMER DISCRETIONARY — (11.4%)
*Abercrombie & Fitch Co. 4,391 421,624
Academy Sports & Outdoors, Inc. 3,902 198,183
*Accel Entertainment, Inc. 1,158 14,892
#Acushnet Holdings Corp. 4,370 347,939
*Adient PLC 1,981 42,473
ADT, Inc. 69,925 583,874
*Adtalem Global Education, Inc. 5,549 634,084
Advance Auto Parts, Inc. 38 2,017
*Airbnb, Inc., Class A 11,022 1,459,423
A-Mark Precious Metals, Inc. 1,894 40,304
*Amazon.com, Inc. 185,357 43,393,927
#American Eagle Outfitters, Inc. 8,053 86,972
*American Public Education, Inc. 1,399 41,298
*America's Car-Mart, Inc., Class
MA 539 24,277
*Aptiv PLC 10,472 718,798
#Aramark 16,190 689,046
*Ark Restaurants Corp. 230 1,978
Arko Corp. 6,076 25,337
*Asbury Automotive Group, Inc. 1,657 368,053
Autoliv, Inc. 3,838 428,129
*AutoNation, Inc. 4,239 816,601
*AutoZone, Inc. 459 1,729,686
Bassett Furniture Industries, Inc. 1,023 16,184
Bath & Body Works, Inc. 11,398 330,086
*Beazer Homes USA, Inc. 1,909 44,862
Best Buy Co., Inc. 19,836 1,290,530
*Birkenstock Holding PLC 3,898 195,251
Booking Holdings, Inc. 1,095 6,026,946
*Boot Barn Holdings, Inc. 1,835 315,436
BorgWarner, Inc. 16,230 597,264
*Bright Horizons Family Solutions,
Inc. 3,530 399,243
Brunswick Corp. 547 31,885
Buckle, Inc. (The) 4,871 240,481
#Build-A-Bear Workshop, Inc. 1,807 91,633
*Burlington Stores, Inc. 3,622 988,661
Camping World Holdings, Inc.,
Class A 4,838 66,958
*Capri Holdings, Ltd. 10,549 191,886
*CarMax, Inc. 13,149 744,365
Carriage Services, Inc. 1,467 65,898
*Carvana Co. 4,923 1,920,807
*Cavco Industries, Inc. 588 237,358
Century Communities, Inc. 2,768 155,811
*Champion Homes, Inc. 5,061 308,215
#Cheesecake Factory, Inc. (The) 1,960 125,264
*Chewy, Inc., Class A 8,116 297,857
*Chipotle Mexican Grill, Inc. 24,384 1,045,586
#Choice Hotels International, Inc. 1,333 170,237
*Citi Trends, Inc. 650 19,838
#Columbia Sportswear Co. 6,076 343,719
Shares Value
CONSUMER DISCRETIONARY — (Continued)
#*ContextLogic, Inc., Class A 3,153 $ 23,616
*Coupang, Inc. 37,596 1,106,450
*Coursera, Inc. 18,852 238,289
#Cricut, Inc., Class A 5,076 24,872
#*Crocs, Inc. 5,174 516,003
Crown Crafts, Inc. 3,506 9,782
*Culp, Inc. 2,300 9,775
D.R. Horton, Inc. 13,875 1,981,905
Dana, Inc. 6,635 105,629
*Deckers Outdoor Corp. 11,650 1,236,880
Dick's Sporting Goods, Inc. 4,766 1,008,057
#Dillard's, Inc., Class A 876 409,031
Domino's Pizza, Inc. 1,060 491,003
*DoorDash, Inc., Class A 6,668 1,668,667
*Dorman Products, Inc. 1,945 234,606
*DraftKings, Inc. 1,141 51,391
#*Dream Finders Homes, Inc.,
Class A 1,215 30,764
*Duolingo, Inc. 604 209,316
eBay, Inc. 23,065 2,116,214
*El Pollo Loco Holdings, Inc. 8 82
Escalade, Inc. 12 147
Ethan Allen Interiors, Inc. 12 357
*Etsy, Inc. 8,741 509,338
Expedia Group, Inc. 12,227 2,203,550
*Figs, Inc., Class A 5,938 38,597
*First Watch Restaurant Group,
Inc. 1,174 20,298
*Five Below, Inc. 3,318 452,973
Flanigan's Enterprises, Inc. 404 12,928
Flexsteel Industries, Inc. 21 714
*Floor & Decor Holdings, Inc.,
Class A 4,967 380,671
*Flutter Entertainment PLC, Class
DI 7,958 2,405,385
*Foot Locker, Inc. 5,841 146,259
#Ford Motor Co. 226,587 2,508,318
*Frontdoor, Inc. 4,084 238,914
*GameStop Corp., Class A 27,370 614,456
Gap, Inc. (The) 34,489 671,156
Garmin, Ltd. 6,654 1,455,629
Garrett Motion, Inc. 9,511 124,023
General Motors Co. 74,367 3,966,736
*Genesco, Inc. 621 14,941
Gentex Corp. 6,345 167,635
Genuine Parts Co. 10,665 1,374,505
*G-III Apparel Group, Ltd. 3,017 71,201
#*Global Business Travel Group I 6,731 43,280
*Good Times Restaurants, Inc. 1,533 2,192
Graham Holdings Co., Class B 126 120,227
*Grand Canyon Education, Inc. 1,098 185,156
*Green Brick Partners, Inc. 3,244 200,933
#Group 1 Automotive, Inc. 1,139 469,439
H&R Block, Inc. 6,549 355,873
#Hamilton Beach Brands Holding
Co., Class A 8 125
*Hanesbrands, Inc. 22,681 92,765
#Harley-Davidson, Inc. 3,315 80,654
Hasbro, Inc. 15,565 1,169,865

3
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Home Depot, Inc. (The) 34,573 $ 12,705,923
Hooker Furnishings Corp. 4 38
*Hovnanian Enterprises, Inc.,
Class A 440 52,567
#Installed Building Products, Inc. 965 195,210
JAKKS Pacific, Inc. 1,031 18,259
Johnson Outdoors, Inc., Class A 800 26,560
KB Home 5,568 307,688
Kontoor Brands, Inc. 3,504 195,033
*Koss Corp. 2,021 10,671
Lakeland Industries, Inc. 699 9,723
*Lands' End, Inc. 2,320 27,214
Las Vegas Sands Corp. 13,488 706,771
*Latham Group, Inc. 8,836 59,908
*Laureate Education, Inc. 6,860 155,036
#La-Z-Boy, Inc. 2,426 87,263
#LCI Industries 2,042 193,990
Lear Corp. 3,800 358,302
*Legacy Housing Corp. 1,843 41,246
#Lennar Corp., Class A 10,283 1,153,547
#Lennar Corp., Class B 870 93,247
Levi Strauss & Co., Class A 7,188 141,532
*LGI Homes, Inc. 1,699 90,506
*Light & Wonder, Inc. 2,763 266,132
*Lincoln Educational Services
Corp. 2,177 49,788
Lithia Motors, Inc. 2,345 675,360
LKQ Corp. 17,714 522,032
*Lovesac Co. (The) 1,661 29,915
Lowe's Cos., Inc. 14,903 3,331,864
#*Lucid Group, Inc. 34,762 85,515
*Lululemon Athletica, Inc. 9,766 1,958,376
Macy's, Inc. 26,550 335,326
*Malibu Boats, Inc., Class A 2,421 80,644
Marine Products Corp. 2,020 17,352
*MarineMax, Inc. 1,978 44,861
*MasterCraft Boat Holdings, Inc. 895 17,309
*Mattel, Inc. 18,639 317,049
McDonald's Corp. 18,402 5,521,888
*MGM Resorts International 9,695 353,383
#*Mister Car Wash, Inc. 16,974 98,025
*Mobileye Global, Inc., Class A 6,355 90,495
*Motorcar Parts of America, Inc. 1,422 14,746
*National Vision Holdings, Inc. 5,775 140,102
Newell Brands, Inc. 40,073 224,810
NIKE, Inc., Class B 43,725 3,265,820
*NVR, Inc. 288 2,174,253
#*Ollie's Bargain Outlet Holdings,
Inc. 3,479 475,336
OneSpaWorld Holdings, Ltd. 3,335 73,770
*O'Reilly Automotive, Inc. 10,156 998,538
Oxford Industries, Inc. 763 29,131
Papa John's International, Inc. 900 38,169
Penske Automotive Group, Inc. 4,804 804,238
Perdoceo Education Corp. 3,032 87,261
*Petco Health & Wellness Co.,
Inc. 22,328 67,207
#*PetMed Express, Inc. 2,875 8,970
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Phinia, Inc. 3,739 $ 189,567
*Planet Fitness, Inc., Class A 2,578 281,492
#Polaris, Inc. 3,109 164,497
#Pool Corp. 2,593 799,007
*Potbelly Corp. 1,066 12,824
PulteGroup, Inc. 16,476 1,860,470
*Pursuit Attractions and
Hospitality, Inc. 1,064 32,175
#PVH Corp. 4,069 298,746
Ralph Lauren Corp. 2,789 833,214
*Rave Restaurant Group, Inc. 2,684 8,079
*Revolve Group, Inc. 2,505 51,979
#*Rivian Automotive, Inc., Class A 37,464 482,162
Rocky Brands, Inc. 346 9,051
Ross Stores, Inc. 16,422 2,242,260
*Sabre Corp. 33,635 101,914
*Sally Beauty Holdings, Inc. 9,579 93,299
*Savers Value Village, Inc. 2,193 22,829
Service Corp. International 5,533 422,223
*SharkNinja, Inc. 12,718 1,476,560
Shoe Carnival, Inc. 1,753 35,866
Signet Jewelers, Ltd. 4,117 325,655
*Skechers USA, Inc., Class A 9,161 579,433
*Soho House & Co., Inc. 1,144 7,264
Somnigroup International, Inc. 13,024 942,677
Sonic Automotive, Inc., Class A 2,068 149,620
*Sonos, Inc. 5,762 62,287
*Sportsman's Warehouse
Holdings, Inc. 5,900 19,883
Standard Motor Products, Inc. 1,662 50,458
#Starbucks Corp. 13,378 1,192,782
Steven Madden, Ltd. 6,374 153,008
*Stitch Fix, Inc., Class A 10,938 51,737
Strategic Education, Inc. 772 57,240
*Strattec Security Corp. 312 19,800
#*Stride, Inc. 1,793 229,916
Superior Group of Cos., Inc. 8 77
#*Sweetgreen, Inc., Class A 4,092 52,705
*Sypris Solutions, Inc. 3,185 5,988
Tandy Leather Factory, Inc. 1,360 4,787
Tapestry, Inc. 17,789 1,921,746
*Taylor Morrison Home Corp. 12,735 754,931
*Tesla, Inc. 39,585 12,202,868
Texas Roadhouse, Inc. 910 168,468
#Thor Industries, Inc. 3,735 339,848
*Tile Shop Holdings, Inc. 2,500 15,775
TJX Cos., Inc. (The) 27,497 3,424,201
Toll Brothers, Inc. 7,666 907,348
#*TopBuild Corp. 1,248 462,297
#Tractor Supply Co. 18,390 1,047,310
Travel + Leisure Co. 2,250 133,313
*Tri Pointe Homes, Inc. 11,099 341,849
*Udemy, Inc. 795 6,050
*Ulta Beauty, Inc. 3,711 1,911,202
#*Under Armour, Inc., Class A 15,597 103,564
*Under Armour, Inc., Class C 16,301 102,696
#*United Parks & Resorts, Inc. 1,416 67,019
*Universal Technical Institute, Inc. 3,787 122,017

4
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
CONSUMER DISCRETIONARY — (Continued)
Upbound Group, Inc. 4,993 $ 103,031
*Urban Outfitters, Inc. 6,416 482,996
*Valvoline, Inc. 7,324 258,171
#VF Corp. 31,335 367,246
*Victoria's Secret & Co. 9,707 182,492
*Vince Holding Corp. 1,613 2,468
*Visteon Corp. 1,191 132,380
*Warby Parker, Inc., Class A 4,690 112,326
*Wayfair, Inc., Class A 4,784 314,022
#Wendy's Co. (The) 3,534 34,810
Weyco Group, Inc. 403 11,719
#Whirlpool Corp. 4,808 399,256
Williams-Sonoma, Inc. 10,098 1,888,831
Wingstop, Inc. 1,490 562,237
Winmark Corp. 185 69,823
Wynn Resorts, Ltd. 2,337 254,803
*YETI Holdings, Inc. 11,265 413,876
Yum! Brands, Inc. 7,694 1,109,090
*Zumiez, Inc. 1,108 15,191
TOTAL CONSUMER
DISCRETIONARY 182,801,448
CONSUMER STAPLES — (4.4%)
Albertsons Cos., Inc., Class A 36,080 693,458
Andersons, Inc. (The) 1,578 56,682
Archer-Daniels-Midland Co. 767 41,556
B&G Foods, Inc. 10,448 42,837
*BellRing Brands, Inc. 10,914 595,686
*BJ's Wholesale Club Holdings,
Inc. 11,412 1,208,531
*Boston Beer Co., Inc. (The),
Class A 533 110,374
Brown-Forman Corp., Class A 3,266 93,538
#Brown-Forman Corp., Class B 13,142 379,147
Bunge Global SA 2,173 173,318
Calavo Growers, Inc. 1,445 38,004
Casey's General Stores, Inc. 2,257 1,173,933
*Celsius Holdings, Inc. 7,129 323,229
*Central Garden & Pet Co. 670 26,143
*Central Garden & Pet Co., Class
A 153 5,435
*Chefs' Warehouse, Inc. (The) 2,408 165,092
Church & Dwight Co., Inc. 15,110 1,416,865
Clorox Co. (The) 6,031 757,252
Coca-Cola Co. (The) 117,174 7,954,943
Coca-Cola Consolidated, Inc. 3,945 440,854
#*Coffee Holding Co., Inc. 3,071 12,622
Colgate-Palmolive Co. 23,883 2,002,590
#Conagra Brands, Inc. 4,603 84,051
Constellation Brands, Inc., Class
A 8,456 1,412,490
*Coty, Inc., Class A 46,337 224,734
Dollar General Corp. 5,812 609,679
*Dollar Tree, Inc. 13,193 1,498,065
Edgewell Personal Care Co. 2,774 69,988
*elf Beauty, Inc. 3,102 375,931
Energizer Holdings, Inc. 4,118 92,737
Estee Lauder Cos., Inc. (The) 14,051 1,311,520
#*FitLife Brands, Inc. 780 9,750
Shares Value
CONSUMER STAPLES — (Continued)
#Flowers Foods, Inc. 6,765 $ 107,225
*Freshpet, Inc. 2,555 174,558
General Mills, Inc. 27,127 1,328,680
*Grocery Outlet Holding Corp. 6,400 84,288
*Herbalife, Ltd. 2,500 23,000
*HF Foods Group, Inc. 3,200 8,672
*Honest Co., Inc. (The) 11,392 52,517
Ingles Markets, Inc., Class A 640 40,275
Ingredion, Inc. 319 41,961
Interparfums, Inc. 3,545 427,527
J&J Snack Foods Corp. 1,384 156,240
J.M. Smucker Co. (The) 7,284 781,865
Kellanova 1,000 79,830
Kenvue, Inc. 100,532 2,155,406
Keurig Dr Pepper, Inc. 49,895 1,629,072
Kimberly-Clark Corp. 331 41,249
Kraft Heinz Co. (The) 41,208 1,131,572
Kroger Co. (The) 43,206 3,028,741
*Laird Superfood, Inc. 2,606 18,112
#Lifevantage Corp. 1,494 18,750
*Lifeway Foods, Inc. 458 11,551
*Mama's Creations, Inc. 2,731 22,558
*Mannatech, Inc. 350 2,870
#*Maplebear, Inc. 17,629 845,663
Marzetti Co. (The) 858 152,518
McCormick & Co., Inc. 18,777 1,326,220
McCormick & Co., Inc. 4 283
*Mission Produce, Inc. 6,698 82,653
*Monster Beverage Corp. 59,969 3,523,179
*National Beverage Corp. 2,471 113,221
*Natural Alternatives International,
Inc. 126 460
Natural Grocers by Vitamin
Cottage, Inc. 2,009 76,121
Natural Health Trends Corp. 249 1,160
*Nature's Sunshine Products, Inc. 1,930 27,039
Nu Skin Enterprises, Inc., Class A 2,509 21,025
Oil-Dri Corp. of America 1,098 61,927
PepsiCo, Inc. 29,283 4,038,711
PriceSmart, Inc. 1,976 212,420
Primo Brands Corp. 5,992 165,439
Procter & Gamble Co. (The) 46,553 7,004,830
*Seneca Foods Corp., Class B 117 12,484
*Simply Good Foods Co. (The) 12,894 392,751
SpartanNash Co. 479 12,713
Spectrum Brands Holdings, Inc. 2,177 116,491
*Sprouts Farmers Market, Inc. 6,221 942,730
Sysco Corp. 28,615 2,277,754
Target Corp. 23,014 2,312,907
#The Campbell's Company 2,835 90,493
#Tootsie Roll Industries, Inc. 8 303
*United Natural Foods, Inc. 5,217 144,198
United-Guardian, Inc. 205 1,630
*US Foods Holding Corp. 17,638 1,469,775
Utz Brands, Inc. 2,239 29,174
Village Super Market, Inc., Class
A 4 138
*Vita Coco Co., Inc. (The) 1,661 58,567

5
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
CONSUMER STAPLES — (Continued)
#*Vital Farms, Inc. 3,149 $ 117,143
Walmart, Inc. 102,157 10,009,343
#WD-40 Co. 986 211,398
Weis Markets, Inc. 2,364 171,177
WK Kellogg Co. 799 18,417
*Zevia PBC, Class A 327 1,014
TOTAL CONSUMER STAPLES 70,811,022
ENERGY — (1.4%)
Archrock, Inc. 20,601 481,239
Aris Water Solutions, Inc., Class
A 800 17,016
Baker Hughes Co. 70,835 3,191,117
*Bristow Group, Inc. 2,363 81,689
Cactus, Inc., Class A 4,369 184,852
#*Centrus Energy Corp., Class A 1,209 260,419
Cheniere Energy, Inc. 436 102,844
*Clean Energy Fuels Corp. 11,657 23,664
#Core Laboratories, Inc. 2,748 30,063
Delek US Holdings, Inc. 3,088 69,079
*Drilling Tools International Corp. 5,778 12,018
Energy Services of America Corp. 8 87
*Expro Group Holdings NV 2,876 31,003
*Forum Energy Technologies, Inc. 1,165 22,962
*Geospace Technologies Corp. 805 13,049
*Gulf Island Fabrication, Inc. 3,500 23,520
Halliburton Co. 28,172 631,053
*Helix Energy Solutions Group,
Inc. 6,319 37,472
HF Sinclair Corp. 3,044 133,753
*Innovex International, Inc. 314 5,156
Kodiak Gas Services, Inc. 12,052 389,641
Marathon Petroleum Corp. 11,069 1,883,833
*Natural Gas Services Group, Inc. 1,335 32,160
*NCS Multistage Holdings, Inc. 503 15,316
NOV, Inc. 22,564 283,855
*Oceaneering International, Inc. 11,047 239,720
*Oil States International, Inc. 3,500 17,465
ONEOK, Inc. 5,864 481,493
Phillips 66 12,950 1,600,361
#*ProFrac Holding Corp., Class A 2,942 20,653
*ProPetro Holding Corp. 18,820 100,875
Ranger Energy Services, Inc. 1,700 22,763
*REX American Resources Corp. 1,491 77,950
#RPC, Inc. 8,825 41,036
Schlumberger NV 133,837 4,523,691
Select Water Solutions, Inc. 7,453 71,772
#Solaris Energy Infrastructure,
Inc. 5,362 175,177
*Stabilis Solutions, Inc. 516 2,374
TechnipFMC PLC 51,506 1,873,273
*TETRA Technologies, Inc. 11,259 46,162
#Texas Pacific Land Corp. 1,529 1,480,271
#*Uranium Energy Corp. 38,824 336,604
Valero Energy Corp. 20,476 2,811,560
Weatherford International PLC 4,753 268,782
World Kinect Corp. 9,898 269,918
TOTAL ENERGY 22,418,760
Shares Value
FINANCIALS — (17.7%)
1st Source Corp. 1,108 $ 66,281
Acadian Asset Management, Inc. 1,798 75,138
ACNB Corp. 384 16,166
Affiliated Managers Group, Inc. 3,447 723,422
#Affinity Bancshares, Inc. 4 76
*Affirm Holdings, Inc. 15,219 1,043,415
Aflac, Inc. 33,240 3,302,726
Alerus Financial Corp. 740 15,644
Allstate Corp. (The) 11,609 2,359,529
Ally Financial, Inc. 21,136 799,998
Amalgamated Financial Corp. 4,106 119,033
Amerant Bancorp, Inc. 1,692 32,656
American Coastal Insurance
Corp. 1,985 20,664
American Express Co. 17,567 5,257,979
American Financial Group, Inc. 6,066 757,643
American International Group,
Inc. 35,572 2,761,454
Ameriprise Financial, Inc. 5,583 2,893,055
Ameris Bancorp 5,267 359,999
AMERISAFE, Inc. 1,278 57,229
AmeriServ Financial, Inc. 1,301 3,656
Ames National Corp. 280 5,054
Aon PLC, Class A 5,107 1,816,611
#Apollo Global Management, Inc. 13,397 1,946,852
Arch Capital Group, Ltd. 28,243 2,430,593
#Ares Management Corp., Class
A 4,208 780,710
Arrow Financial Corp. 582 15,598
Arthur J. Gallagher & Co. 3,900 1,120,275
#Artisan Partners Asset
Management, Inc., Class A 5,627 254,622
Associated Banc-Corp. 5,046 124,838
Assurant, Inc. 4,764 892,297
Assured Guaranty, Ltd. 3,796 321,066
Atlantic Union Bankshares Corp. 7,098 225,007
*Atlanticus Holdings Corp. 1,165 57,819
*AvidXchange Holdings, Inc. 4,529 44,656
Axis Capital Holdings, Ltd. 10,495 984,851
*Axos Financial, Inc. 2,526 218,120
#*Baldwin Insurance Group, Inc.
(The) 1,311 48,297
Banc of California, Inc. 5,788 84,042
BancFirst Corp. 1,283 159,759
*Bancorp, Inc. (The) 3,491 220,492
Bank First Corp. 248 29,467
Bank of America Corp. 155,926 7,370,622
Bank of Hawaii Corp. 1,957 121,099
Bank of Marin Bancorp 1,434 32,480
Bank of New York Mellon Corp.
(The) 27,649 2,804,991
Bank of NT Butterfield & Son, Ltd.
(The) 3,217 146,406
Bank of the James Financial
Group, Inc. 1,312 17,974
Bank OZK 5,037 248,324
Bank7 Corp. 4 177
BankUnited, Inc. 2,205 80,416
Bankwell Financial Group, Inc. 431 17,197

6
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Banner Corp. 1,637 $ 101,617
Bar Harbor Bankshares 608 17,656
BayCom Corp. 702 18,961
BCB Bancorp, Inc. 1,278 10,684
Berkshire Hills Bancorp, Inc. 4,302 106,001
BGC Group, Inc., Class A 20,721 192,084
Blackrock, Inc. 2,690 2,975,167
Blackstone, Inc. 11,963 2,069,120
*Block, Inc. 32,268 2,493,026
*Blue Foundry Bancorp 1,456 12,449
*Blue Ridge Bankshares, Inc. 4,172 15,311
BOK Financial Corp. 3,450 350,279
Bread Financial Holdings, Inc. 3,917 240,112
Bridge Investment Group
Holdings, Inc., Class A 4,307 44,104
*Bridgewater Bancshares, Inc. 1,697 26,405
*Brighthouse Financial, Inc. 8,131 389,068
*Broadway Financial Corp. 1,646 13,481
Brookline Bancorp, Inc. 4,258 43,943
Brown & Brown, Inc. 6,221 568,413
Burke & Herbert Financial
Services Corp. 261 15,135
Business First Bancshares, Inc. 1,429 33,939
*BV Financial, Inc. 1,037 16,219
Byline Bancorp, Inc. 1,981 52,100
C&F Financial Corp. 240 15,324
Cadence Bank 9,282 323,478
*California Bancorp 6 90
Camden National Corp. 476 17,950
Capital Bancorp, Inc. 4 126
Capital City Bank Group, Inc. 600 23,754
Capital One Financial Corp. 16,428 3,532,020
Capitol Federal Financial, Inc. 8,171 49,189
Carlyle Group, Inc. (The) 25,586 1,552,047
*Carter Bankshares, Inc. 1,073 18,649
Cass Information Systems, Inc. 539 21,565
Cathay General Bancorp 3,453 156,145
CB Financial Services, Inc. 426 13,485
Cboe Global Markets, Inc. 5,723 1,379,472
CF Bankshares, Inc. 4 94
Charles Schwab Corp. (The) 37,492 3,664,093
Chemung Financial Corp. 377 19,076
ChoiceOne Financial Services,
Inc. 828 24,343
Chubb, Ltd. 10,190 2,710,948
Cincinnati Financial Corp. 9,210 1,358,567
Citigroup, Inc. 40,552 3,799,722
Citizens & Northern Corp. 814 15,482
Citizens Community Bancorp, Inc. 4 59
Citizens Financial Group, Inc. 26,912 1,284,241
Citizens Financial Services, Inc. 53 2,846
#*Citizens, Inc. 24 92
City Holding Co. 1,163 142,002
Civista Bancshares, Inc. 920 17,912
CME Group, Inc. 6,531 1,817,447
CNB Financial Corp. 587 13,472
CNO Financial Group, Inc. 6,659 245,318
*Coastal Financial Corp. 577 55,507
Shares Value
FINANCIALS — (Continued)
Cohen & Steers, Inc. 3,306 $ 243,189
*Coinbase Global, Inc., Class A 2,665 1,006,730
Colony Bankcorp, Inc. 794 13,014
*Columbia Financial, Inc. 3,279 47,185
Comerica, Inc. 4,884 330,012
Commerce Bancshares, Inc. 7,557 462,488
Community Financial System, Inc. 4,579 241,313
Community Trust Bancorp, Inc. 713 38,488
Community West Bancshares 1,325 25,506
ConnectOne Bancorp, Inc. 2,187 50,367
*Consumer Portfolio Services,
Inc. 4 32
Corebridge Financial, Inc. 58,638 2,085,167
*Corpay, Inc. 50 16,152
Crawford & Co., Class A 1,947 18,633
Crawford & Co., Class B 8 74
#*Credit Acceptance Corp. 645 316,231
Cullen/Frost Bankers, Inc. 2,477 315,595
*Customers Bancorp, Inc. 2,409 153,574
CVB Financial Corp. 5,682 106,197
Diamond Hill Investment Group,
Inc. 262 35,519
Dime Community Bancshares,
Inc. 1,876 51,984
Donegal Group, Inc., Class A 1,258 21,575
*Donnelley Financial Solutions,
Inc. 1,221 64,664
Eagle Bancorp Montana, Inc. 1,062 17,119
Eagle Bancorp, Inc. 1,404 22,590
East West Bancorp, Inc. 5,229 524,207
Eastern Bankshares, Inc. 11,204 173,102
*eHealth, Inc. 8 27
Employers Holdings, Inc. 3,601 148,649
Enact Holdings, Inc. 7,758 269,668
*Encore Capital Group, Inc. 1,800 66,384
*Enova International, Inc. 2,193 229,300
Enterprise Financial Services
Corp. 1,631 90,015
Equitable Holdings, Inc. 29,637 1,521,860
Equity Bancshares, Inc., Class A 800 30,064
#Erie Indemnity Co., Class A 2,836 1,010,297
#Esquire Financial Holdings, Inc. 334 32,024
Essent Group, Ltd. 16,135 903,399
*Euronet Worldwide, Inc. 1,188 115,450
Evercore, Inc. 2,092 629,985
Everest Group, Ltd. 4,891 1,642,398
EVERTEC, Inc. 980 35,427
*EZCORP, Inc., Class A 3,654 52,325
F&G Annuities & Life, Inc. 965 30,793
FactSet Research Systems, Inc. 1,467 591,054
Farmers & Merchants Bancorp,
Inc. 569 13,662
Farmers National Banc Corp. 2,113 28,610
FB Financial Corp. 2,648 129,116
Federal Agricultural Mortgage
Corp., Class A 91 11,648
Federal Agricultural Mortgage
Corp., Class C 1,197 206,207
Federated Hermes, Inc. 6,721 333,160

7
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Fidelis Insurance Holdings, Ltd. 10,293 $ 155,527
Fidelity National Financial, Inc. 30,438 1,717,616
Fidelity National Information
Services, Inc. 17,969 1,426,918
Fifth Third Bancorp 12,866 534,840
#*Finance Of America Cos., Inc.,
Class A 636 13,693
Financial Institutions, Inc. 1,200 30,588
#Finward Bancorp 552 15,307
#*Finwise Bancorp 1,164 20,801
First American Financial Corp. 8,324 499,856
First Bancorp 1,941 97,225
First Bancorp 7,060 147,060
First Bancorp, Inc. (The) 625 15,756
First Bank 934 13,917
First Busey Corp. 4,813 107,426
First Business Financial Services,
Inc. 300 14,286
First Capital, Inc. 209 7,424
#First Citizens BancShares, Inc.,
Class A 243 484,727
First Commonwealth Financial
Corp. 6,529 107,794
First Community Bankshares, Inc. 808 29,492
First Financial Bancorp 3,882 94,100
First Financial Bankshares, Inc. 5,151 178,328
First Financial Corp. 636 34,058
*First Foundation, Inc. 2,500 12,175
First Hawaiian, Inc. 7,880 191,090
First Horizon Corp. 20,097 438,316
First Internet Bancorp 751 16,469
First Interstate BancSystem, Inc.,
Class A 6,006 172,913
First Merchants Corp. 4,372 166,661
First Mid Bancshares, Inc. 1,283 48,716
#First National Corp. 617 13,327
First Northwest Bancorp 304 2,326
First Savings Financial Group,
Inc. 511 13,071
First United Corp. 414 13,608
First US Bancshares, Inc. 614 8,093
*First Western Financial, Inc. 548 11,861
FirstCash Holdings, Inc. 1,959 261,115
*Firstsun Capital Bancorp 2,199 78,174
*Fiserv, Inc. 8,498 1,180,712
Five Star Bancorp 539 16,219
#Flagstar Financial, Inc. 16,520 186,511
Flushing Financial Corp. 1,612 19,328
FNB Corp. 17,500 268,100
Franklin Resources, Inc. 29,473 707,352
FS Bancorp, Inc. 420 16,418
Fulton Financial Corp. 12,282 220,462
FVCBankcorp, Inc. 109 1,396
#GCM Grosvenor, Inc., Class A 1,673 19,725
*Genworth Financial, Inc. 38,418 301,965
German American Bancorp, Inc. 1,787 68,657
Glacier Bancorp, Inc. 4,470 195,920
*Glen Burnie Bancorp 106 474
Global Payments, Inc. 7,370 589,231
Shares Value
FINANCIALS — (Continued)
Globe Life, Inc. 8,460 $ 1,188,376
*GoHealth, Inc., Class A 2,003 12,278
Goldman Sachs Group, Inc. (The) 11,273 8,157,030
Goosehead Insurance, Inc., Class
A 557 50,637
Great Southern Bancorp, Inc. 504 28,698
*Green Dot Corp., Class A 2,879 29,135
*Greenlight Capital Re, Ltd.,
Class A 3,824 49,712
Guaranty Bancshares, Inc. 410 17,880
Guild Holdings Co., Class A 838 16,643
*Hagerty, Inc., Class A 1,173 11,918
*Hamilton Insurance Group, Ltd.,
Class B 1,898 40,788
#Hamilton Lane, Inc., Class A 2,835 431,770
Hancock Whitney Corp. 2,881 172,053
Hanmi Financial Corp. 762 17,381
Hanover Bancorp, Inc. 411 8,553
Hanover Insurance Group, Inc.
(The) 4,651 798,251
HarborOne Bancorp, Inc. 1,388 16,420
Hartford Insurance Group, Inc.
(The) 26,106 3,247,325
Hawthorn Bancshares, Inc. 732 20,877
HBT Financial, Inc. 1,590 39,543
HCI Group, Inc. 874 122,395
Heritage Commerce Corp. 3,000 27,750
Heritage Financial Corp. 1,506 33,945
*Heritage Global, Inc. 5,068 10,896
*Heritage Insurance Holdings, Inc. 3,414 72,001
*Hippo Holdings, Inc. 1,615 41,732
Home Bancorp, Inc. 298 15,582
Home BancShares, Inc. 11,368 320,123
Home Federal Bancorp, Inc. of
Louisiana 810 10,741
*HomeStreet, Inc. 1,659 21,700
HomeTrust Bancshares, Inc. 792 30,777
Hope Bancorp, Inc. 15,407 153,916
Horace Mann Educators Corp. 6,445 274,106
Horizon Bancorp, Inc. 1,920 29,741
Houlihan Lokey, Inc. 3,143 599,244
Huntington Bancshares, Inc. 47,544 781,148
IF Bancorp, Inc. 400 10,000
Independent Bank Corp. 2,038 129,515
Independent Bank Corp. 522 15,947
Interactive Brokers Group, Inc. 8,308 544,672
Intercontinental Exchange, Inc. 6,919 1,278,839
International Bancshares Corp. 3,059 208,563
Invesco, Ltd. 45,214 949,946
Investar Holding Corp. 685 14,864
Investors Title Co. 79 16,686
Jack Henry & Associates, Inc. 788 133,814
Jackson Financial, Inc., Class A 6,495 568,702
James River Group Holdings, Ltd. 3,561 20,298
Janus Henderson Group PLC 14,264 617,631
Jefferies Financial Group, Inc. 11,802 680,503
JPMorgan Chase & Co. 86,046 25,490,267
Kearny Financial Corp. 3,897 23,109
Kemper Corp. 8,544 526,225

8
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
*Kentucky First Federal Bancorp 3,047 $ 9,750
KeyCorp 65,755 1,178,330
*Kingstone Cos., Inc. 2,889 47,351
#Kinsale Capital Group, Inc. 1,653 728,461
KKR & Co., Inc. 14,867 2,179,205
Lake Shore Bancorp, Inc. 10 123
Lakeland Financial Corp. 1,666 105,574
Landmark Bancorp, Inc. 219 5,320
Lazard, Inc. 6,998 363,756
#*Lemonade, Inc. 933 35,155
*LendingClub Corp. 10,444 162,822
*LendingTree, Inc. 468 21,846
Lincoln National Corp. 22,946 874,472
LINKBANCORP, Inc. 1,833 12,611
Live Oak Bancshares, Inc. 2,311 73,051
LPL Financial Holdings, Inc. 6,364 2,518,426
M&T Bank Corp. 5,428 1,024,264
Magyar Bancorp, Inc. 105 1,772
MainStreet Bancshares, Inc. 585 11,817
*Markel Group, Inc. 50 100,414
MarketAxess Holdings, Inc. 2,897 595,334
Marsh & McLennan Cos., Inc. 11,421 2,275,063
Mastercard, Inc., Class A 21,959 12,439,115
Mercantile Bank Corp. 682 31,161
Merchants Bancorp 3,824 112,043
Mercury General Corp. 4,894 338,909
Meridian Corp. 1,098 16,174
MetLife, Inc. 62,515 4,748,014
Metrocity Bankshares, Inc. 1,337 36,901
Metropolitan Bank Holding Corp. 602 42,465
MGIC Investment Corp. 17,185 445,092
Mid Penn Bancorp, Inc. 540 14,823
Middlefield Banc Corp. 169 4,707
Midland States Bancorp, Inc. 1,012 17,164
MidWestOne Financial Group,
Inc. 487 13,412
Moelis & Co., Class A 4,973 348,806
Moody's Corp. 4,728 2,438,371
Morgan Stanley 37,253 5,307,062
Morningstar, Inc. 2,567 709,673
MSCI, Inc. 3,985 2,237,020
MVB Financial Corp. 504 11,461
Nasdaq, Inc. 19,943 1,918,915
National Bank Holdings Corp.,
Class A 2,174 80,568
National Bankshares, Inc. 318 8,828
Navient Corp. 8,851 114,532
NBT Bancorp, Inc. 3,672 151,947
*NCR Atleos Corp. 3,379 103,397
Nelnet, Inc., Class A 833 103,933
*NerdWallet, Inc., Class A 7,534 79,785
*NI Holdings, Inc. 720 9,173
Nicolet Bankshares, Inc. 631 81,399
*NMI Holdings, Inc. 9,980 372,454
Northeast Bank 263 26,082
Northeast Community Bancorp,
Inc. 8 165
Northern Trust Corp. 7,707 1,001,910
Shares Value
FINANCIALS — (Continued)
Northfield Bancorp, Inc. 2,424 $ 25,816
Northrim Bancorp, Inc. 287 23,973
Northwest Bancshares, Inc. 9,083 106,271
Norwood Financial Corp. 542 13,138
OceanFirst Financial Corp. 2,956 49,602
OFG Bancorp 2,001 85,283
#Ohio Valley Banc Corp. 4 129
Old National Bancorp 21,262 448,841
Old Point Financial Corp. 10 402
Old Republic International Corp. 22,145 800,985
Old Second Bancorp, Inc. 1,295 21,976
OneMain Holdings, Inc. 9,102 526,005
*Onity Group, Inc. 4 151
OP Bancorp 202 2,586
*Open Lending Corp. 5,919 12,963
*Oportun Financial Corp. 2,843 17,428
Oppenheimer Holdings, Inc.,
Class A 620 47,002
OppFi, Inc. 1,115 11,864
*OptimumBank Holdings, Inc. 2,960 13,320
Orange County Bancorp, Inc. 214 5,348
Origin Bancorp, Inc. 1,701 62,172
Orrstown Financial Services, Inc. 694 22,805
#*Oscar Health, Inc., Class A 13,735 192,977
*Oxbridge Re Holdings, Ltd. 1,049 1,899
Pacific Premier Bancorp, Inc. 9,109 197,392
*Palomar Holdings, Inc. 2,568 340,234
Park National Corp. 621 100,521
Parke Bancorp, Inc. 795 16,417
Pathfinder Bancorp, Inc. 214 3,131
Pathward Financial, Inc. 2,266 171,366
*Payoneer Global, Inc. 21,013 138,055
*PayPal Holdings, Inc. 74,629 5,131,490
#*Paysafe, Ltd. 3,389 41,176
*Paysign, Inc. 8 60
*PB Bankshares, Inc. 698 12,780
PCB Bancorp 600 12,264
Peapack-Gladstone Financial
Corp. 808 20,588
PennyMac Financial Services,
Inc. 4,203 391,467
Peoples Bancorp of North
Carolina, Inc. 810 23,255
Peoples Bancorp, Inc. 1,582 45,308
Peoples Financial Services Corp. 389 18,948
Perella Weinberg Partners 2,947 58,763
Pinnacle Financial Partners, Inc. 3,165 278,172
*Pioneer Bancorp, Inc. 968 11,877
Piper Sandler Cos. 983 309,960
#PJT Partners, Inc., Class A 916 163,616
Plumas Bancorp 264 10,893
PNC Financial Services Group,
Inc. (The) 6,701 1,274,999
*Ponce Financial Group, Inc. 4 56
Popular, Inc. 2,900 332,282
*PRA Group, Inc. 2,600 39,520
Preferred Bank 591 53,675
Primerica, Inc. 3,442 914,298
Primis Financial Corp. 1,105 12,365

9
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Princeton Bancorp, Inc. 399 $ 12,046
Principal Financial Group, Inc. 15,952 1,241,544
*Priority Technology Holdings,
Inc. 413 2,829
*ProAssurance Corp. 3,813 90,597
PROG Holdings, Inc. 6,461 205,718
Progressive Corp. (The) 18,896 4,573,588
Prosperity Bancshares, Inc. 4,382 291,929
*Provident Bancorp, Inc. 1,197 14,615
#Provident Financial Holdings,
Inc. 846 12,965
Provident Financial Services, Inc. 6,900 125,718
Prudential Financial, Inc. 27,516 2,850,107
QCR Holdings, Inc. 709 50,339
Radian Group, Inc. 5,276 172,050
Raymond James Financial, Inc. 7,828 1,308,294
RBB Bancorp 714 12,931
Red River Bancshares, Inc. 313 18,833
Regional Management Corp. 1,300 43,212
Regions Financial Corp. 29,081 736,622
Reinsurance Group of America,
Inc. 7,356 1,415,662
*Remitly Global, Inc. 1,998 32,967
RenaissanceRe Holdings, Ltd. 6,747 1,644,514
Renasant Corp. 6,497 238,050
Republic Bancorp, Inc., Class A 938 64,591
*Rhinebeck Bancorp, Inc. 1 13
Richmond Mutual Bancorp, Inc. 4 55
Riverview Bancorp, Inc. 1,843 9,086
RLI Corp. 10,820 714,012
*Robinhood Markets, Inc., Class
A 61,279 6,314,801
#Rocket Cos., Inc., Class A 12 177
S&P Global, Inc. 4,845 2,670,079
S&T Bancorp, Inc. 2,731 100,064
Safety Insurance Group, Inc. 1,965 138,238
SB Financial Group, Inc. 539 10,139
Seacoast Banking Corp. of
Florida 2,694 75,944
*Security National Financial
Corp., Class A 1,926 16,332
SEI Investments Co. 7,501 660,988
Selective Insurance Group, Inc. 5,443 424,391
*Selectquote, Inc. 10,617 18,686
ServisFirst Bancshares, Inc. 2,017 158,637
Shore Bancshares, Inc. 1,531 23,746
Sierra Bancorp 1,100 32,252
Silvercrest Asset Management
Group, Inc., Class A 20 327
Simmons First National Corp.,
Class A 6,738 129,167
*SiriusPoint, Ltd. 16,299 319,623
*Skyward Specialty Insurance
Group, Inc. 3,822 193,317
#SLM Corp. 25,938 824,828
SmartFinancial, Inc. 513 17,575
#*SoFi Technologies, Inc. 69,321 1,565,268
Sound Financial Bancorp, Inc. 211 9,717
South Plains Financial, Inc. 425 15,772
Shares Value
FINANCIALS — (Continued)
*Southern First Bancshares, Inc. 356 $ 14,795
Southern Missouri Bancorp, Inc. 545 29,479
Southside Bancshares, Inc. 105 3,091
SouthState Corp. 4,719 444,388
SR Bancorp, Inc. 844 11,748
State Street Corp. 9,782 1,093,139
Stellar Bancorp, Inc. 1,786 52,741
Sterling Bancorp, Inc. 1,366 –
Stewart Information Services
Corp. 3,191 207,192
Stifel Financial Corp. 5,968 681,068
#Stock Yards Bancorp, Inc. 2,740 204,842
*StoneX Group, Inc. 3,483 338,687
Summit State Bank 557 6,818
SWK Holdings Corp. 4 60
Synchrony Financial 17,322 1,206,824
Synovus Financial Corp. 5,139 242,766
#T. Rowe Price Group, Inc. 13,838 1,403,865
*Texas Capital Bancshares, Inc. 2,027 170,207
TFS Financial Corp. 5,372 70,427
*Third Coast Bancshares, Inc. 519 19,540
Timberland Bancorp, Inc. 411 12,860
Tiptree, Inc. 1,960 40,729
*Toast, Inc., Class A 13,246 646,935
Tompkins Financial Corp. 896 57,953
Towne Bank 3,003 105,195
TPG, Inc. 3,671 209,504
Tradeweb Markets, Inc., Class A 3,190 441,975
Travelers Cos., Inc. (The) 20,831 5,421,059
TriCo Bancshares 1,866 76,730
*Triumph Financial, Inc. 1,153 65,398
Truist Financial Corp. 32,838 1,435,349
#*Trupanion, Inc. 3,259 154,509
TrustCo Bank Corp. 912 30,607
Trustmark Corp. 2,671 99,495
UMB Financial Corp. 4,967 546,320
Union Bankshares, Inc. 409 11,129
United Bancorp, Inc. 808 11,360
United Bankshares, Inc. 5,146 182,786
United Community Banks, Inc. 4,694 143,167
United Fire Group, Inc. 2,163 57,428
United Security Bancshares 1,443 12,338
Unity Bancorp, Inc. 411 20,184
Universal Insurance Holdings, Inc. 1,910 45,152
Univest Financial Corp. 1,526 44,010
Unum Group 14,431 1,036,290
US Bancorp 30,350 1,364,536
USCB Financial Holdings, Inc. 1,000 16,640
Valley National Bancorp 39,094 362,401
*Velocity Financial, Inc. 2,524 41,898
Veritex Holdings, Inc. 3,779 119,870
Victory Capital Holdings, Inc.,
Class A 5,921 408,016
Virginia National Bankshares
Corp. 4 147
Virtu Financial, Inc., Class A 7,176 316,749
Virtus Investment Partners, Inc. 1,374 265,608
Visa, Inc., Class A 42,375 14,639,291

10
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
FINANCIALS — (Continued)
Voya Financial, Inc. 9,781 $ 684,670
W. R. Berkley Corp. 13,296 914,898
WaFd, Inc. 10,650 309,968
Walker & Dunlop, Inc. 2,537 190,300
Washington Trust Bancorp, Inc. 800 21,552
Waterstone Financial, Inc. 1,600 21,296
Webster Financial Corp. 7,809 450,189
Wells Fargo & Co. 41,097 3,313,651
WesBanco, Inc. 4,514 136,007
West Bancorp, Inc. 4 72
Westamerica Bancorp 2,180 104,422
Western Alliance Bancorp 3,924 304,345
Western New England Bancorp,
Inc. 2,200 23,430
Western Union Co. (The) 29,030 233,691
Westwood Holdings Group, Inc. 800 13,984
*WEX, Inc. 3,206 543,994
White Mountains Insurance
Group, Ltd. 173 309,289
Willis Towers Watson PLC 6,456 2,038,869
Wintrust Financial Corp. 2,956 378,309
#WisdomTree, Inc. 10,757 142,745
*World Acceptance Corp. 296 46,567
WSFS Financial Corp. 2,735 149,987
Zions Bancorp NA 11,190 600,008
TOTAL FINANCIALS 282,474,998
HEALTH CARE — (9.7%)
Abbott Laboratories 22,687 2,862,873
AbbVie, Inc. 55,175 10,429,179
*Accuray, Inc. 60 79
*Aclaris Therapeutics, Inc. 8,363 12,795
*AdaptHealth Corp. 12,823 115,022
*Addus HomeCare Corp. 626 66,844
*ADMA Biologics, Inc. 1,852 34,632
Agilent Technologies, Inc. 10,556 1,211,934
*agilon health, Inc. 8,834 15,813
*Align Technology, Inc. 2,823 364,195
*Alkermes PLC 5,637 149,324
*Alnylam Pharmaceuticals, Inc. 2,081 816,251
*Amedisys, Inc. 156 15,382
*American Shared Hospital
Services 136 343
Amgen, Inc. 16,381 4,834,033
*AngioDynamics, Inc. 3,043 26,961
*Artivion, Inc. 400 12,364
#*Astrana Health, Inc. 2,990 71,341
*AtriCure, Inc. 1,767 62,022
*aTyr Pharma, Inc. 5,626 26,555
*Aura Biosciences, Inc. 2,409 16,598
*Avanos Medical, Inc. 2,900 32,393
*Avantor, Inc. 8,730 117,331
*Aveanna Healthcare Holdings,
Inc. 6,294 24,987
*Axogen, Inc. 1,592 20,839
*Azenta, Inc. 1,795 58,697
#*Beam Therapeutics, Inc. 501 9,875
Becton Dickinson & Co. 6,244 1,112,993
*Biogen, Inc. 4,378 560,384
Shares Value
HEALTH CARE — (Continued)
*BioLife Solutions, Inc. 1,200 $ 25,512
*BioMarin Pharmaceutical, Inc. 1,772 102,510
#*Bio-Rad Laboratories, Inc.,
Class A 1,139 275,581
Bio-Techne Corp. 1,752 95,887
*Boston Scientific Corp. 23,230 2,437,292
#*BrightSpring Health Services,
Inc. 1,514 31,264
Bristol-Myers Squibb Co. 100,448 4,350,403
*Brookdale Senior Living, Inc. 7,000 54,250
*Bullfrog AI Holdings, Inc. 200 274
*Butterfly Network, Inc. 200 342
*Cadrenal Therapeutics, Inc. 914 9,524
Cardinal Health, Inc. 7,672 1,190,848
*CareDx, Inc. 1,945 23,894
*Castle Biosciences, Inc. 1,410 21,362
#*Celcuity, Inc. 4 157
Cencora, Inc. 10,707 3,063,059
*Centene Corp. 38,365 1,000,176
*Certara, Inc. 11,722 115,344
*Champions Oncology, Inc. 429 2,711
Chemed Corp. 531 218,931
Cigna Group (The) 16,178 4,325,674
#*Clover Health Investments
Corp. 36,808 106,375
*Collegium Pharmaceutical, Inc. 8 239
*Community Health Systems, Inc. 24 62
Concentra Group Holdings
Parent, Inc. 3,093 61,767
CONMED Corp. 1,713 87,620
*Cooper Cos., Inc. (The) 6,567 464,221
*CorVel Corp. 2,598 230,183
*Coya Therapeutics, Inc. 137 815
*CryoPort, Inc. 5,405 39,619
*Cumberland Pharmaceuticals,
Inc. 2,780 9,591
CVS Health Corp. 32,293 2,005,395
Danaher Corp. 13,757 2,712,330
#*DaVita, Inc. 2,043 286,776
DENTSPLY SIRONA, Inc. 9,065 129,720
*Dexcom, Inc. 10,860 877,162
#*Doximity, Inc., Class A 9,811 576,396
#*Dynavax Technologies Corp. 1,721 18,897
*Edwards Lifesciences Corp. 18,355 1,455,735
#*Elanco Animal Health, Inc. 3,520 48,154
*Electromed, Inc. 4 73
*Eledon Pharmaceuticals, Inc. 4,184 13,180
Elevance Health, Inc. 10,946 3,098,594
Eli Lilly & Co. 22,029 16,303,002
Embecta Corp. 3,365 34,188
*Emergent BioSolutions, Inc. 2,661 15,647
Encompass Health Corp. 4,186 460,920
*Enhabit, Inc. 3,791 25,476
*Enovis Corp. 3,667 98,276
Ensign Group, Inc. (The) 1,869 280,350
*Envista Holdings Corp. 13,733 259,416
*Exact Sciences Corp. 10,548 495,229
*Exagen, Inc. 3,419 28,720
*FONAR Corp. 938 14,642

11
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
*Forian, Inc. 683 $ 1,366
*Fortrea Holdings, Inc. 1,503 8,627
*Fulgent Genetics, Inc. 2,221 38,157
GE HealthCare Technologies, Inc. 24,573 1,752,546
*GeneDx Holdings Corp. 1,002 102,154
Gilead Sciences, Inc. 43,108 4,840,597
*Glaukos Corp. 1,546 133,095
*Globus Medical, Inc. 7,765 408,672
#*GRAIL, Inc. 256 8,758
*GT Biopharma, Inc. 1,642 3,054
*Haemonetics Corp. 1,652 122,314
*Halozyme Therapeutics, Inc. 8,478 508,426
HCA Healthcare, Inc. 2,060 729,219
*HealthEquity, Inc. 5,915 573,755
HealthStream, Inc. 1,825 47,742
*Henry Schein, Inc. 11,234 759,980
#*Hims & Hers Health, Inc. 6,447 426,662
*Hologic, Inc. 17,205 1,149,638
Humana, Inc. 4,343 1,085,185
*ICON PLC 1,171 198,122
*ICU Medical, Inc. 1,743 223,819
*IDEXX Laboratories, Inc. 2,852 1,523,852
*Illumina, Inc. 6,700 688,157
*ImmuCell Corp. 568 3,544
*Incyte Corp. 14,508 1,086,504
*InfuSystem Holdings, Inc. 2,009 11,250
*Insmed, Inc. 2,233 239,556
#*Inspire Medical Systems, Inc. 1,540 191,792
#*Instil Bio, Inc. 1,000 24,000
*Insulet Corp. 3,897 1,123,895
#*Integer Holdings Corp. 2,424 263,028
*Intuitive Surgical, Inc. 5,505 2,648,400
*IQVIA Holdings, Inc. 11,406 2,119,919
iRadimed Corp. 498 29,053
Johnson & Johnson 79,415 13,082,827
*Joint Corp. (The) 963 10,632
#*Journey Medical Corp. 2,222 16,332
*Kewaunee Scientific Corp. 39 2,158
*Krystal Biotech, Inc. 197 30,312
Labcorp Holdings, Inc. 2,940 764,635
*Lantern Pharma, Inc. 1,924 8,543
LeMaitre Vascular, Inc. 1,272 103,337
*LifeStance Health Group, Inc. 23,857 94,951
*Lipocine, Inc. 2,500 8,075
*Lisata Therapeutics, Inc. 100 248
*LivaNova PLC 2,212 93,324
#*Masimo Corp. 723 111,190
McKesson Corp. 4,256 2,951,706
#*Medpace Holdings, Inc. 1,954 834,749
Medtronic PLC 32,815 2,961,226
Merck & Co., Inc. 58,537 4,572,910
#*Merit Medical Systems, Inc. 3,234 274,437
Mesa Laboratories, Inc. 365 27,915
*Mettler-Toledo International, Inc. 996 1,228,745
*MiMedx Group, Inc. 5,333 38,344
*Mineralys Therapeutics, Inc. 791 11,193
#*Moderna, Inc. 3,342 98,790
*Molina Healthcare, Inc. 6,679 1,054,414
Shares Value
HEALTH CARE — (Continued)
#*Monte Rosa Therapeutics, Inc. 6,273 $ 31,051
*Natera, Inc. 4,191 560,169
National HealthCare Corp. 721 69,238
*NeoGenomics, Inc. 6,067 29,364
*Niagen Bioscience, Inc. 4,544 42,486
#*Nuvalent, Inc., Class A 704 55,158
*Olema Pharmaceuticals, Inc. 2,345 12,053
*Omnicell, Inc. 4,062 125,963
*OptimizeRx Corp. 528 6,663
*Option Care Health, Inc. 9,377 275,215
*Orchestra BioMed Holdings, Inc. 3,919 11,992
*Orthofix Medical, Inc. 4,455 49,183
*Pediatrix Medical Group, Inc. 9,777 119,768
*Pennant Group, Inc. (The) 1,521 33,721
*Penumbra, Inc. 810 204,339
*Performant Healthcare, Inc. 32 114
Perrigo Co. PLC 6,610 176,289
#*Personalis, Inc. 5,837 31,987
Pfizer, Inc. 100,105 2,331,445
*Phreesia, Inc. 2,632 70,959
*Precipio, Inc. 1,008 14,253
#Premier, Inc., Class A 13,970 300,076
*Prestige Consumer Healthcare,
Inc. 4,143 306,375
*Privia Health Group, Inc. 7,241 141,344
*Progyny, Inc. 9,713 228,353
#*Protalix BioTherapeutics, Inc. 7,085 10,344
*Pulmatrix, Inc. 937 5,266
#Quest Diagnostics, Inc. 4,360 729,908
*QuidelOrtho Corp. 1,866 42,955
*RadNet, Inc. 3,596 196,809
Regeneron Pharmaceuticals, Inc. 1,734 945,828
*Repligen Corp. 3,605 422,037
ResMed, Inc. 5,602 1,523,408
#Revvity, Inc. 7,552 663,821
*Roivant Sciences, Ltd. 3,028 34,398
*Sanara Medtech, Inc. 441 10,659
*Schrodinger, Inc. 3,234 65,747
*Seer, Inc. 11,353 24,068
Select Medical Holdings Corp. 3,833 56,690
*Sensus Healthcare, Inc. 2,267 12,673
*Solventum Corp. 1,237 88,272
*Sotera Health Co. 4,102 47,132
STERIS PLC 2,436 551,730
Stryker Corp. 5,348 2,100,320
*Surgery Partners, Inc. 1,161 25,484
*Talkspace, Inc. 11,559 28,088
*Teladoc Health, Inc. 10,779 77,717
Teleflex, Inc. 339 40,511
*Tenax Therapeutics, Inc. 2,535 15,818
*Tenet Healthcare Corp. 4,137 667,215
Thermo Fisher Scientific, Inc. 8,092 3,784,467
#*TransMedics Group, Inc. 1,190 141,574
*Treace Medical Concepts, Inc. 6,880 36,946
*Trevi Therapeutics, Inc. 4,933 36,529
*TruBridge, Inc. 1,361 28,336
UnitedHealth Group, Inc. 30,623 7,642,276

12
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
HEALTH CARE — (Continued)
Universal Health Services, Inc.,
Class B 1,918 $ 319,251
US Physical Therapy, Inc. 892 65,250
Utah Medical Products, Inc. 465 25,854
*Veeva Systems, Inc., Class A 6,071 1,725,378
*Veracyte, Inc. 7,245 170,330
*Vertex Pharmaceuticals, Inc. 3,985 1,820,627
#*Vivos Therapeutics, Inc. 1,231 5,330
#*Vor BioPharma, Inc. 17,355 35,925
*Waters Corp. 3,805 1,098,732
*XOMA Royalty Corp. 4 100
*Y-mAbs Therapeutics, Inc. 1,289 5,762
Zimmer Biomet Holdings, Inc. 12,134 1,112,081
*Zimvie, Inc. 2,412 45,321
Zoetis, Inc. 8,125 1,184,544
*Zymeworks, Inc. 1,270 15,951
TOTAL HEALTH CARE 155,036,655
INDUSTRIALS — (12.8%)
3M Co. 10,635 1,586,955
A.O. Smith Corp. 7,758 549,189
#AAON, Inc. 4,452 371,742
*AAR Corp. 2,667 199,252
ABM Industries, Inc. 5,599 258,282
ACCO Brands Corp. 4,444 16,665
#Acme United Corp. 277 11,130
Acuity, Inc. 1,892 589,074
*ACV Auctions, Inc., Class A 6,735 95,704
#Advanced Drainage Systems,
Inc. 2,971 340,922
AECOM 15,498 1,747,245
#*AeroVironment, Inc. 1,390 372,020
*AerSale Corp. 3,200 19,328
AGCO Corp. 7,113 839,121
#*Air Industries Group 439 1,519
Air Lease Corp. 13,466 746,016
*Air T, Inc. 227 5,130
Alamo Group, Inc. 820 182,516
Albany International Corp. 1,202 65,136
Alight, Inc., Class A 41,004 219,781
Allegion PLC 5,894 977,932
Allient, Inc. 1,064 42,890
Allison Transmission Holdings,
Inc. 4,134 372,349
*Alpha Pro Tech, Ltd. 8 39
*Amentum Holdings, Inc. 11,874 296,494
*American Superconductor Corp. 1,341 76,236
*American Woodmark Corp. 464 24,411
AMETEK, Inc. 9,263 1,712,266
*API Group Corp. 30,782 1,110,307
Apogee Enterprises, Inc. 1,083 45,475
Applied Industrial Technologies,
Inc. 2,843 771,875
Arcosa, Inc. 580 49,810
Argan, Inc. 901 220,727
Armstrong World Industries, Inc. 1,396 262,685
Astec Industries, Inc. 1,450 57,507
*Astronics Corp. 1,237 44,680
*Asure Software, Inc. 8 78
Shares Value
INDUSTRIALS — (Continued)
*ATI, Inc. 4,886 $ 375,929
Atkore, Inc. 948 73,015
Atmus Filtration Technologies,
Inc. 2,589 100,738
Automatic Data Processing, Inc. 18,991 5,877,714
AZZ, Inc. 721 78,950
Barrett Business Services, Inc. 2,631 120,947
#*BlackSky Technology, Inc. 365 7,023
#*Blue Bird Corp. 1,005 45,014
*BlueLinx Holdings, Inc. 724 53,047
Boise Cascade Co. 2,306 193,266
Booz Allen Hamilton Holding
Corp. 14,881 1,597,178
*Bowman Consulting Group, Ltd. 4 139
Brady Corp., Class A 2,973 209,805
*BrightView Holdings, Inc. 2,227 35,521
Brink's Co. (The) 1,577 137,735
Broadridge Financial Solutions,
Inc. 4,752 1,176,168
*Builders FirstSource, Inc. 8,866 1,127,135
BWX Technologies, Inc. 3,009 457,157
#*Byrna Technologies, Inc. 2,138 47,485
#*CACI International, Inc., Class
A 1,851 852,515
Cadre Holdings, Inc. 740 24,472
#Carlisle Cos., Inc. 3,018 1,070,515
Carrier Global Corp. 29,543 2,027,241
Caterpillar, Inc. 12,322 5,397,282
*CBIZ, Inc. 3,270 199,862
*CECO Environmental Corp. 1,101 49,490
CH Robinson Worldwide, Inc. 13,880 1,600,642
#*Chart Industries, Inc. 3,339 663,893
*Cimpress PLC 1,391 76,936
Cintas Corp. 4,972 1,106,519
#Civeo Corp. 756 18,892
#*Clarivate PLC 24,581 94,637
*Clean Harbors, Inc. 656 154,691
CNH Industrial NV 129,149 1,673,771
Comfort Systems USA, Inc. 2,440 1,716,052
#Concentrix Corp. 3,452 179,400
Concrete Pumping Holdings, Inc. 1,920 13,114
*Conduent, Inc. 9,315 24,778
#*Construction Partners, Inc.,
Class A 1,779 179,412
*Copart, Inc. 33,440 1,515,835
*Core & Main, Inc., Class A 13,496 858,885
Covenant Logistics Group, Inc. 1,010 24,391
*CPI Aerostructures, Inc. 3,073 10,510
CRA International, Inc. 802 141,681
Crane Co. 3,352 656,221
CSG Systems International, Inc. 3,514 219,484
CSW Industrials, Inc. 542 140,638
CSX Corp. 34,496 1,225,988
Cummins, Inc. 6,881 2,529,593
Curtiss-Wright Corp. 2,037 998,578
#*Custom Truck One Source, Inc. 14,938 92,466
#*Dayforce, Inc. 15,764 909,110
Deere & Co. 10,598 5,557,273
Deluxe Corp. 4,533 72,981

13
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
*Distribution Solutions Group, Inc. 3,066 $ 91,888
*DNOW, Inc. 16,904 263,026
Donaldson Co., Inc. 8,838 636,071
Douglas Dynamics, Inc. 1,749 50,021
Dover Corp. 4,607 834,512
*Driven Brands Holdings, Inc. 13,928 235,383
*Ducommun, Inc. 775 70,509
Dun & Bradstreet Holdings, Inc. 62,897 572,363
*DXP Enterprises, Inc. 1,125 127,418
*Dycom Industries, Inc. 1,149 308,863
Eastern Co. (The) 4 92
Eaton Corp. PLC 6,038 2,322,939
EMCOR Group, Inc. 2,230 1,399,303
Emerson Electric Co. 12,146 1,767,364
*Energy Recovery, Inc. 1,600 21,520
Enerpac Tool Group Corp. 3,940 151,729
EnerSys 1,399 129,226
Ennis, Inc. 1,922 34,212
Enpro, Inc. 1,206 256,166
*Enviri Corp. 2,820 25,380
Equifax, Inc. 7,733 1,857,699
Esab Corp. 2,032 272,633
ESCO Technologies, Inc. 1,446 280,090
Espey Mfg. & Electronics Corp. 610 26,840
#*Everus Construction Group, Inc. 2,029 150,674
EVI Industries, Inc. 8 178
*ExlService Holdings, Inc. 10,079 437,731
Expeditors International of
Washington, Inc. 15,732 1,828,688
Exponent, Inc. 3,588 247,428
Fastenal Co. 31,264 1,442,208
Federal Signal Corp. 3,431 434,262
FedEx Corp. 7,858 1,756,184
Ferguson Enterprises, Inc. 11,684 2,609,388
#*First Advantage Corp. 5,386 93,124
Flowserve Corp. 8,236 461,545
*Fluor Corp. 20,991 1,191,659
Fortive Corp. 19,756 946,905
Fortune Brands Innovations, Inc. 6,076 331,385
Franklin Electric Co., Inc. 2,808 263,812
*FreightCar America, Inc. 272 2,764
FTAI Aviation, Ltd. 4,095 563,513
*FTI Consulting, Inc. 3,797 631,631
*Gates Industrial Corp. PLC 10,924 270,915
GATX Corp. 2,585 394,704
GE Vernova, Inc. 3,327 2,196,785
*Gencor Industries, Inc. 4 58
*Generac Holdings, Inc. 4,025 783,627
General Dynamics Corp. 4,906 1,528,759
General Electric Co. 14,875 4,032,315
Genpact, Ltd. 13,184 580,755
*Gibraltar Industries, Inc. 2,564 169,301
Global Industrial Co. 2,093 71,288
*GMS, Inc. 2,788 305,676
Gorman-Rupp Co. (The) 1,595 65,650
Graco, Inc. 10,102 848,366
*Graham Corp. 334 19,088
#Granite Construction, Inc. 1,669 157,670
Shares Value
INDUSTRIALS — (Continued)
*Great Lakes Dredge & Dock
Corp. 4,208 $ 46,625
Greenbrier Cos., Inc. (The) 2,515 114,432
Griffon Corp. 2,928 237,959
*GXO Logistics, Inc. 8,148 405,037
*Hayward Holdings, Inc. 18,363 282,423
*Healthcare Services Group, Inc. 1,846 24,016
#Heartland Express, Inc. 5,091 39,812
HEICO Corp. 1,377 450,004
HEICO Corp., Class A 2,112 545,086
Heidrick & Struggles International,
Inc. 2,169 96,586
#Herc Holdings, Inc. 1,844 215,398
#Hexcel Corp. 2,057 123,235
*Hillman Solutions Corp. 17,212 135,803
HireQuest, Inc. 1,050 10,741
HNI Corp. 2,032 104,526
Honeywell International, Inc. 16,122 3,584,727
Howmet Aerospace, Inc. 6,276 1,128,237
Hub Group, Inc., Class A 3,176 111,224
Hubbell, Inc. 3,372 1,475,183
*Hudson Technologies, Inc. 1,600 15,024
Huntington Ingalls Industries, Inc. 2,652 739,537
*Hurco Cos., Inc. 894 17,183
*Huron Consulting Group, Inc. 1,977 261,122
Hyster-Yale, Inc. 1,055 44,321
*IBEX Holdings, Ltd. 890 26,317
ICF International, Inc. 2,294 192,444
IDEX Corp. 4,926 805,450
#*IES Holdings, Inc. 1,606 567,030
Illinois Tool Works, Inc. 10,183 2,606,543
Ingersoll Rand, Inc. 11,943 1,010,736
#*Innodata, Inc. 2,458 134,944
#*INNOVATE Corp. 2,285 12,933
*Innovative Solutions and
Support, Inc. 2,031 31,562
Insperity, Inc. 1,163 69,292
Insteel Industries, Inc. 1,026 37,039
Interface, Inc. 5,194 107,100
ITT, Inc. 2,920 496,283
Jacobs Solutions, Inc. 13,495 1,914,536
*Janus International Group, Inc. 1,021 8,750
JB Hunt Transport Services, Inc. 4,253 612,645
Johnson Controls International
PLC 19,515 2,049,075
#Kadant, Inc. 777 258,562
Karat Packaging, Inc. 355 9,667
KBR, Inc. 19,059 890,818
Kennametal, Inc. 3,526 87,304
*Kirby Corp. 1,014 96,644
Korn Ferry 6,374 451,725
*Kratos Defense & Security
Solutions, Inc. 8,690 510,103
*L.B. Foster Co., Class A 4 94
L3Harris Technologies, Inc. 7,976 2,191,964
#Landstar System, Inc. 3,932 524,411
*Legalzoom.com, Inc. 15,610 140,334
Leidos Holdings, Inc. 13,301 2,123,505
Lennox International, Inc. 1,309 797,181

14
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Leonardo DRS, Inc. 9,829 $ 408,886
*Limbach Holdings, Inc. 1,388 190,156
Lincoln Electric Holdings, Inc. 2,083 507,210
Lindsay Corp. 850 116,033
*Liquidity Services, Inc. 2,162 51,629
*Loar Holdings, Inc. 2,472 182,706
LSI Industries, Inc. 1,467 26,846
Luxfer Holdings PLC 1,692 20,338
*Lyft, Inc., Class A 24,000 337,440
*Manitowoc Co., Inc. (The) 1,416 18,054
ManpowerGroup, Inc. 5,711 235,579
Marten Transport, Ltd. 2,929 35,617
Masco Corp. 13,363 910,421
*MasTec, Inc. 4,725 894,017
*Masterbrand, Inc. 3,934 43,392
*Matrix Service Co. 3,396 51,891
Matson, Inc. 854 91,190
Maximus, Inc. 7,928 585,562
*Mayville Engineering Co., Inc. 4 67
McGrath RentCorp 2,150 268,298
*Mercury Systems, Inc. 4,533 238,390
*Middleby Corp. (The) 5,143 746,764
Miller Industries, Inc. 952 38,794
MillerKnoll, Inc. 3,476 65,974
*Mistras Group, Inc. 2,895 22,986
#*Mobile Infrastructure Corp. 2,157 7,938
Moog, Inc., Class A 1,676 324,440
*MRC Global, Inc. 9,078 133,265
#MSA Safety, Inc. 3,150 560,290
MSC Industrial Direct Co., Inc. 6,488 561,991
Mueller Industries, Inc. 4,518 385,702
Mueller Water Products, Inc.,
Class A 5,290 130,980
*MYR Group, Inc. 843 163,120
*Nephros, Inc. 409 1,452
*Net Power, Inc. 1,596 4,596
*NEXTracker, Inc., Class A 18,572 1,082,005
NL Industries, Inc. 1,932 11,920
*NN, Inc. 20 39
Nordson Corp. 4,474 958,376
Northrop Grumman Corp. 4,848 2,795,405
*NPK International, Inc. 5,794 52,262
*NV5 Global, Inc. 2,052 46,067
nVent Electric PLC 9,626 754,871
*NWPX Infrastructure, Inc. 308 12,868
Old Dominion Freight Line, Inc. 5,192 774,906
*OPENLANE, Inc. 9,710 239,254
*Optex Systems Holdings, Inc. 1,200 14,184
*Orion Group Holdings, Inc. 8 59
Oshkosh Corp. 5,758 728,560
Otis Worldwide Corp. 14,520 1,244,219
Owens Corning 213 29,699
PACCAR, Inc. 24,048 2,374,980
Park Aerospace Corp. 908 16,362
Parker-Hannifin Corp. 1,718 1,257,404
Park-Ohio Holdings Corp. 4 66
*Parsons Corp. 9,555 708,981
Paychex, Inc. 22,067 3,184,930
Shares Value
INDUSTRIALS — (Continued)
#Paycom Software, Inc. 4,543 $ 1,051,886
*Paylocity Holding Corp. 4,600 850,448
Pentair PLC 10,309 1,053,580
*Perma-Pipe International
Holdings, Inc. 205 4,543
Pioneer Power Solutions, Inc. 4 12
Pitney Bowes, Inc. 7,298 82,905
*Planet Labs PBC 32,354 202,212
#Powell Industries, Inc. 563 133,487
Preformed Line Products Co. 272 41,978
Primoris Services Corp. 3,471 326,864
*Proto Labs, Inc. 1,104 47,604
Quad/Graphics, Inc. 2,543 13,554
Quanex Building Products Corp. 869 16,928
Quanta Services, Inc. 2,376 964,965
*Radiant Logistics, Inc. 1,624 9,598
*RBC Bearings, Inc. 1,720 666,225
*RCM Technologies, Inc. 723 17,432
Regal Rexnord Corp. 838 128,113
*Resideo Technologies, Inc. 13,550 369,915
REV Group, Inc. 4,769 236,304
Robert Half, Inc. 10,494 387,334
#*Rocket Lab Corp. 7,197 330,486
Rockwell Automation, Inc. 6,268 2,204,518
Rollins, Inc. 8,565 490,518
RTX Corp. 28,835 4,543,531
Rush Enterprises, Inc., Class A 6,737 364,741
Rush Enterprises, Inc., Class B 493 26,775
*RXO, Inc. 3,645 56,315
Ryder System, Inc. 1,698 301,752
*Saia, Inc. 419 126,639
Schneider National, Inc., Class B 2,770 67,727
Science Applications International
Corp. 5,647 629,528
Sensata Technologies Holding
PLC 5,872 180,623
*Shoals Technologies Group, Inc.,
Class A 422 2,275
*SIFCO Industries, Inc. 4 19
Simpson Manufacturing Co., Inc. 2,815 505,095
*SiteOne Landscape Supply, Inc. 2,291 315,769
*Skillsoft Corp. 404 5,761
Snap-on, Inc. 3,461 1,111,639
*Southland Holdings, Inc. 2,502 10,759
#*Spire Global, Inc. 558 5,597
*SPX Technologies, Inc. 2,627 479,139
SS&C Technologies Holdings,
Inc. 20,501 1,752,425
Standex International Corp. 789 129,980
Stanley Black & Decker, Inc. 6,462 437,154
Steelcase, Inc., Class A 7,145 73,808
#*Sterling Infrastructure, Inc. 1,799 481,394
*TaskUS, Inc., Class A 811 13,852
*Taylor Devices, Inc. 111 5,006
*Team, Inc. 709 11,649
*TechPrecision Corp. 2,743 11,795
#Tecnoglass, Inc. 1,725 134,602
Tennant Co. 1,372 113,245
Terex Corp. 6,025 306,431

15
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INDUSTRIALS — (Continued)
Tetra Tech, Inc. 20,671 $ 759,453
Textron, Inc. 12,481 970,647
*Thermon Group Holdings, Inc. 1,956 55,316
Timken Co. (The) 2,685 204,302
*Titan International, Inc. 2,365 20,008
*Titan Machinery, Inc. 2,050 39,606
Toro Co. (The) 6,942 515,444
Trane Technologies PLC 5,558 2,434,849
*Transcat, Inc. 407 31,107
TransDigm Group, Inc. 1,159 1,864,205
TransUnion 19,336 1,840,594
#*Trex Co., Inc. 2,488 159,829
TriNet Group, Inc. 2,723 184,647
Trinity Industries, Inc. 3,623 84,416
*Tutor Perini Corp. 4,144 199,534
*Uber Technologies, Inc. 46,395 4,071,161
UFP Industries, Inc. 4,517 442,666
*U-Haul Holding Co. 770 44,552
U-Haul Holding Co. 14,055 730,860
UL Solutions, Inc., Class A 3,098 226,526
*Ultralife Corp. 8 64
UniFirst Corp. 640 109,459
Union Pacific Corp. 553 122,749
United Parcel Service, Inc., Class
B 11,288 972,574
United Rentals, Inc. 4,246 3,748,963
*Upwork, Inc. 12,975 155,181
*V2X, Inc. 1,636 77,514
Valmont Industries, Inc. 824 299,895
Veralto Corp. 10,990 1,152,082
Verisk Analytics, Inc. 7,754 2,161,117
*Verra Mobility Corp. 10,612 268,059
Vertiv Holdings Co., Class A 7,523 1,095,349
Vestis Corp. 1,553 9,411
*Vicor Corp. 1,683 74,793
#Virco Mfg. Corp. 2,179 16,865
*VirTra, Inc. 4 28
#VSE Corp. 1,478 231,366
Wabash National Corp. 2,314 23,047
Watsco, Inc. 1,407 634,388
Watts Water Technologies, Inc.,
Class A 1,926 505,228
WESCO International, Inc. 6,090 1,260,386
Westinghouse Air Brake
Technologies Corp. 5,774 1,108,897
*Willdan Group, Inc. 647 55,189
Willis Lease Finance Corp. 762 107,884
WillScot Holdings Corp. 4,394 128,964
Woodward, Inc. 3,339 858,390
Worthington Enterprises, Inc. 1,653 102,436
WW Grainger, Inc. 1,991 2,069,724
#*Xometry, Inc., Class A 2,364 76,452
#*XPO, Inc. 4,566 549,244
Xylem, Inc. 7,405 1,070,911
Zurn Elkay Water Solutions Corp. 11,566 511,795
TOTAL INDUSTRIALS 204,524,708
INFORMATION TECHNOLOGY — (25.7%)
A10 Networks, Inc. 4,008 73,827
Shares Value
INFORMATION TECHNOLOGY — (Continued)
Accenture PLC, Class A 17,845 $ 4,766,400
*ACCESS Newswire, Inc. 921 10,914
*ACI Worldwide, Inc. 6,294 267,873
Adeia, Inc. 7,771 100,634
*Adobe, Inc. 10,326 3,693,507
*ADTRAN Holdings, Inc. 1,773 16,471
Advanced Energy Industries, Inc. 1,170 162,536
*Advanced Micro Devices, Inc. 19,202 3,385,505
*Aeva Technologies, Inc. 2,341 43,636
*Agilysys, Inc. 728 83,050
*Akamai Technologies, Inc. 1,126 85,925
*Alarm.com Holdings, Inc. 3,321 181,426
*Ambarella, Inc. 811 53,599
Amdocs, Ltd. 7,588 647,712
Amphenol Corp., Class A 15,708 1,673,059
Analog Devices, Inc. 4,383 984,553
*Appfolio, Inc., Class A 1,190 318,182
Apple, Inc. 376,437 78,137,028
Applied Materials, Inc. 16,983 3,057,959
*AppLovin Corp., Class A 10,573 4,130,871
*Arista Networks, Inc. 17,490 2,155,118
*Arrow Electronics, Inc. 4,846 562,136
*ASGN, Inc. 1,307 65,533
*Atlassian Corp., Class A 1,977 379,149
#*Aurora Innovation, Inc. 66,419 385,894
*Autodesk, Inc. 8,083 2,450,038
*AvePoint, Inc. 5,233 99,846
Avnet, Inc. 7,124 377,145
*Axcelis Technologies, Inc. 1,587 107,424
Badger Meter, Inc. 1,331 251,240
Bel Fuse, Inc., Class A 221 25,311
Bel Fuse, Inc., Class B 213 27,699
Belden, Inc. 1,321 163,342
Benchmark Electronics, Inc. 1,184 45,584
#Bentley Systems, Inc., Class B 18,343 1,063,527
*BILL Holdings, Inc. 5,877 251,829
*BK Technologies Corp. 708 27,499
*Blackbaud, Inc. 3,299 222,419
*BlackLine, Inc. 2,296 123,479
#*Box, Inc., Class A 6,665 213,946
Broadcom, Inc. 93,509 27,463,593
#*C3.ai, Inc., Class A 5,840 137,590
*Cadence Design Systems, Inc. 5,609 2,044,873
*Calix, Inc. 1,960 111,112
#*CCC Intelligent Solutions
Holdings, Inc. 39,645 383,367
CDW Corp. 7,806 1,361,210
#*Cerence, Inc. 3,942 33,901
*CEVA, Inc. 884 18,891
*Ciena Corp. 7,815 725,545
#*Cipher Mining, Inc. 18,766 102,462
*Cirrus Logic, Inc. 3,526 355,103
Cisco Systems, Inc. 91,906 6,256,960
#Clear Secure, Inc., Class A 4,671 137,374
*Clearfield, Inc. 1,121 49,111
*Clearwater Analytics Holdings,
Inc., Class A 1,472 29,823
Climb Global Solutions, Inc. 256 30,208

16
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Coda Octopus Group, Inc. 4 $ 30
Cognex Corp. 6,764 275,768
Cognizant Technology Solutions
Corp., Class A 18,660 1,339,042
*CommScope Holding Co., Inc. 8,187 67,133
*Commvault Systems, Inc. 1,460 277,327
*Consensus Cloud Solutions, Inc. 900 18,162
*Core Scientific, Inc. 12,768 172,879
*Corsair Gaming, Inc. 6,322 57,277
#*CPI Card Group, Inc. 657 12,752
#Crane NXT Co. 1,874 111,203
*Credo Technology Group
Holding, Ltd. 4,577 510,564
*Crexendo, Inc. 2,003 11,157
*Crowdstrike Holdings, Inc., Class
A 1,847 839,591
CSP, Inc. 1,020 10,465
*CVD Equipment Corp. 6,391 24,669
#*Daily Journal Corp. 57 22,776
*Daktronics, Inc. 3,003 48,709
*Data I/O Corp. 3,442 11,152
*Data Storage Corp. 1,386 6,542
*Datadog, Inc., Class A 6,467 905,251
Dell Technologies, Inc., Class C 6,189 821,218
*Diebold Nixdorf, Inc. 1,075 60,512
*Digi International, Inc. 2,957 96,428
*Digital Turbine, Inc. 5,663 30,863
*DigitalOcean Holdings, Inc. 1,947 54,243
*Docusign, Inc. 7,800 589,992
Dolby Laboratories, Inc., Class A 3,393 255,629
*Dropbox, Inc., Class A 8,474 230,239
*DXC Technology Co. 8,631 117,468
*Dynatrace, Inc. 20,266 1,066,194
#*Eastman Kodak Co. 3,867 25,909
*eGain Corp. 2,095 12,947
*Elastic NV 2,902 242,897
#*Electro-Sensors, Inc. 1,704 7,557
#Entegris, Inc. 4,467 350,481
*EPAM Systems, Inc. 4,570 720,735
*ePlus, Inc. 2,161 139,990
*Expensify, Inc., Class A 5,014 10,178
*F5, Inc. 4,259 1,334,856
*Fair Isaac Corp. 633 909,444
*Fastly, Inc., Class A 284 1,928
#*Five9, Inc. 758 19,579
*Flex, Ltd. 12,862 641,428
*FormFactor, Inc. 2,096 59,547
*Fortinet, Inc. 22,972 2,294,903
*Franklin Wireless Corp. 4 16
Frequency Electronics, Inc. 2,300 61,180
*Freshworks, Inc., Class A 12,558 163,128
*Gartner, Inc. 3,544 1,200,176
Gen Digital, Inc. 50,949 1,502,486
#*Globant SA 2,875 242,248
*GoDaddy, Inc., Class A 4,858 784,956
*Grid Dynamics Holdings, Inc. 5,380 51,056
*Guidewire Software, Inc. 3,431 776,161
Hackett Group, Inc. (The) 1,849 43,248
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Harmonic, Inc. 5,564 $ 47,350
Hewlett Packard Enterprise Co. 85,449 1,767,940
HP, Inc. 47,341 1,174,057
*HubSpot, Inc. 1,000 519,650
#*I3 Verticals, Inc., Class A 703 19,670
*Identiv, Inc. 3,299 11,975
#*Informatica, Inc., Class A 4,614 113,966
Information Services Group, Inc. 3,309 14,262
*Inseego Corp. 1,333 8,824
#*Insight Enterprises, Inc. 2,005 237,753
*Intapp, Inc. 1,595 63,880
Intel Corp. 15,752 311,890
*Intellicheck, Inc. 8 40
*Intellinetics, Inc. 201 2,422
#InterDigital, Inc. 1,970 508,654
International Business Machines
Corp. 24,588 6,224,452
Intuit, Inc. 5,128 4,026,147
#*IonQ, Inc. 8,035 320,355
*Itron, Inc. 2,817 350,829
*Jamf Holding Corp. 9,182 72,905
*JFrog, Ltd. 3,681 159,792
*Keysight Technologies, Inc. 4,884 800,536
*Kimball Electronics, Inc. 2,500 46,900
KLA Corp. 3,675 3,230,435
*Klaviyo, Inc., Class A 2,801 87,111
Kulicke & Soffa Industries, Inc. 301 9,861
*KVH Industries, Inc. 2,712 14,346
*Kyndryl Holdings, Inc. 9,800 370,146
Lam Research Corp. 18,437 1,748,565
#*Lattice Semiconductor Corp. 3,932 195,932
*LGL Group, Inc. (The) 203 1,477
#*Life360, Inc. 1,868 143,070
*LiveRamp Holdings, Inc. 7,482 245,559
*Lumentum Holdings, Inc. 12 1,321
*MACOM Technology Solutions
Holdings, Inc. 1,561 214,076
*Manhattan Associates, Inc. 2,289 502,802
Marvell Technology, Inc. 25,233 2,027,976
*MaxLinear, Inc. 4,910 77,676
*Meridianlink, Inc. 5,309 84,838
Methode Electronics, Inc. 4,531 29,723
Microsoft Corp. 80,963 43,193,761
*Mirion Technologies, Inc. 12,675 283,286
*Mitek Systems, Inc. 2,674 24,119
MKS, Inc. 1,709 162,663
*MongoDB, Inc. 4,649 1,105,951
Monolithic Power Systems, Inc. 709 504,269
Motorola Solutions, Inc. 4,670 2,050,037
*N-able, Inc. 4,225 34,138
Napco Security Technologies, Inc. 3,121 95,284
#*nCino, Inc. 7,529 210,247
*NCR Voyix Corp. 3,933 53,567
NetApp, Inc. 13,166 1,370,976
*NETGEAR, Inc. 3,478 80,864
*NetScout Systems, Inc. 5,217 111,748
*NetSol Technologies, Inc. 4,006 16,304
*Nortech Systems, Inc. 202 1,699

17
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Novanta, Inc. 1,690 $ 207,904
*Nutanix, Inc., Class A 14,037 1,055,161
NVE Corp. 279 17,669
NVIDIA Corp. 622,063 110,646,346
*Okta, Inc. 11,422 1,117,072
*ON24, Inc. 5,027 24,934
OneSpan, Inc. 3,401 50,165
*Ooma, Inc. 865 9,844
*Optical Cable Corp. 401 1,796
Oracle Corp. 36,639 9,297,879
*Ouster, Inc. 1,862 43,534
*Palantir Technologies, Inc.,
Class A 30,552 4,837,909
*Palo Alto Networks, Inc. 10,822 1,878,699
#*PAR Technology Corp. 2,844 172,858
PC Connection, Inc. 2,023 124,597
*PDF Solutions, Inc. 2,174 48,328
#Pegasystems, Inc. 10,908 640,409
#*Penguin Solutions, Inc. 3,081 72,619
*Photronics, Inc. 3,260 66,374
*Plexus Corp. 1,117 142,418
Power Integrations, Inc. 3,138 152,256
*Powerfleet, Inc. 11,561 46,938
#*Procore Technologies, Inc. 4,391 314,527
Progress Software Corp. 4,041 194,291
*PTC, Inc. 4,591 986,193
*Pure Storage, Inc., Class A 10,033 597,164
*Q2 Holdings, Inc. 1,871 151,925
QUALCOMM, Inc. 31,536 4,628,223
*Qualys, Inc. 2,114 281,310
*Ralliant Corp. 4,455 203,683
*Rambus, Inc. 6,464 477,884
*Rapid7, Inc. 1,424 30,075
Red Violet, Inc. 808 35,819
*Research Solutions, Inc. 3,943 10,508
*RF Industries, Ltd. 568 4,680
*Ribbon Communications, Inc. 5,651 21,248
Richardson Electronics, Ltd. 1,680 16,934
*RingCentral, Inc., Class A 5,785 147,460
Roper Technologies, Inc. 3,147 1,732,109
Salesforce, Inc. 19,643 5,074,376
*Samsara, Inc., Class A 8,307 315,915
Sapiens International Corp. NV 2,854 78,228
*ScanSource, Inc. 2,134 82,885
*SEMrush Holdings, Inc., Class A 5,758 51,592
*Semtech Corp. 371 18,958
*SentinelOne, Inc., Class A 17,396 319,043
*ServiceNow, Inc. 2,892 2,727,503
*Silicon Laboratories, Inc. 2,425 319,542
*SiTime Corp. 757 153,557
#Skyworks Solutions, Inc. 21 1,439
*Snowflake, Inc. 8 1,788
*Sono-Tek Corp. 1,242 4,111
*SoundThinking, Inc. 811 9,254
*Sprinklr, Inc., Class A 5,136 46,275
*SPS Commerce, Inc. 1,536 167,217
*Stratasys, Ltd. 579 6,271
*Synaptics, Inc. 1,699 106,527
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*Synchronoss Technologies, Inc. 1,409 $ 10,314
*Synopsys, Inc. 2,483 1,572,906
Taitron Components, Inc. 104 226
TD SYNNEX Corp. 5,437 785,048
TE Connectivity PLC 5,984 1,231,208
*Teledyne Technologies, Inc. 1,396 769,224
*Telos Corp. 7,829 20,121
*Tenable Holdings, Inc. 1,149 35,975
*Teradata Corp. 3,892 81,460
Teradyne, Inc. 5,343 573,998
#*Terawulf, Inc. 8,829 45,558
*TransAct Technologies, Inc. 4 15
*Trimble, Inc. 13,626 1,143,085
*Trio-Tech International 208 1,132
*Turtle Beach Corp. 8 116
*Twilio, Inc., Class A 12,330 1,590,570
*Tyler Technologies, Inc. 1,333 779,218
#*UiPath, Inc., Class A 30,442 357,694
*Unisys Corp. 3,397 14,030
*Unity Software, Inc. 27,699 924,039
Universal Display Corp. 2,331 336,596
*Veeco Instruments, Inc. 357 7,418
#*Vertex, Inc., Class A 3,402 112,844
#*Viant Technology, Inc., Class A 1,922 27,869
*Viasat, Inc. 1,316 21,622
*Viavi Solutions, Inc. 10,917 109,716
Vontier Corp. 12,937 536,497
*WidePoint Corp. 4,599 13,843
*Workday, Inc., Class A 4,743 1,087,949
*Xperi, Inc. 2,300 13,846
*Yext, Inc. 3,934 31,944
*Zebra Technologies Corp. 3,665 1,242,508
*Zeta Global Holdings Corp.,
Class A 7,537 117,954
*Zoom Communications, Inc. 11,183 828,101
*Zscaler, Inc. 1,420 405,495
TOTAL INFORMATION
TECHNOLOGY 409,648,655
MATERIALS — (2.4%)
#Albemarle Corp. 457 31,007
Amcor PLC 186,970 1,748,170
*Ampco-Pittsburgh Corp. 751 2,426
AptarGroup, Inc. 4,992 784,443
Ardagh Metal Packaging SA 23,944 94,818
*Arq, Inc. 2,131 11,401
Avery Dennison Corp. 8,566 1,437,118
Avient Corp. 8,395 265,030
*Axalta Coating Systems, Ltd. 24,964 706,981
Balchem Corp. 2,101 320,339
Ball Corp. 21,614 1,237,618
Caledonia Mining Corp. PLC 1,160 22,840
Carpenter Technology Corp. 2,835 707,021
*Coeur Mining, Inc. 14,000 121,660
Commercial Metals Co. 5,111 265,056
*Compass Minerals International,
Inc. 1,502 29,935
Corteva, Inc. 28,049 2,023,174
Crown Holdings, Inc. 11,567 1,149,297

18
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
MATERIALS — (Continued)
DuPont de Nemours, Inc. 14,885 $ 1,070,232
Ecolab, Inc. 7,111 1,861,375
Element Solutions, Inc. 34,405 811,958
Flexible Solutions International,
Inc. 3,528 18,812
#*Flotek Industries, Inc. 2,349 28,305
FMC Corp. 6,816 266,097
#Graphic Packaging Holding Co. 13,629 304,744
Greif, Inc., Class A 2,159 136,945
Greif, Inc., Class B 464 30,462
Hawkins, Inc. 1,487 242,797
HB Fuller Co. 2,691 151,234
Hecla Mining Co. 44,034 252,755
*Ingevity Corp. 1,824 76,225
Innospec, Inc. 1,925 153,808
International Flavors &
Fragrances, Inc. 15,281 1,085,409
*Intrepid Potash, Inc. 1,578 52,516
#*Ivanhoe Electric, Inc. 1,472 14,072
*James Hardie Industries PLC 4,045 104,927
Kaiser Aluminum Corp. 485 37,495
*Knife River Corp. 3,073 253,461
Koppers Holdings, Inc. 1,760 57,834
Louisiana-Pacific Corp. 5,311 480,168
*Magnera Corp. 3,065 38,159
Materion Corp. 538 56,651
#*McEwen, Inc. 8 81
Minerals Technologies, Inc. 1,885 109,613
Mosaic Co. (The) 8,291 298,559
*MP Materials Corp. 9,286 571,089
Myers Industries, Inc. 1,251 18,327
NewMarket Corp. 597 410,139
Newmont Corp. 22,579 1,402,156
Nexa Resources SA 3,550 17,182
Nucor Corp. 6,465 924,948
Packaging Corp. of America 3,390 656,813
*Perimeter Solutions, Inc. 19,061 307,454
PPG Industries, Inc. 13,690 1,444,295
#Quaker Chemical Corp. 1,478 169,113
Reliance, Inc. 6,295 1,826,368
Royal Gold, Inc. 6,479 981,050
RPM International, Inc. 15,790 1,853,904
Ryerson Holding Corp. 4,051 83,451
Scotts Miracle-Gro Co. (The) 3,413 213,859
Sealed Air Corp. 14,105 412,853
Sensient Technologies Corp. 2,459 276,121
Sherwin-Williams Co. (The) 12,827 4,244,198
Silgan Holdings, Inc. 7,115 331,061
Smurfit WestRock PLC 15,022 666,676
Sonoco Products Co. 7,304 329,191
Southern Copper Corp. 856 80,601
Steel Dynamics, Inc. 5,098 650,301
Stepan Co. 1,118 56,761
Sylvamo Corp. 3,313 152,630
TriMas Corp. 4,529 161,821
Vulcan Materials Co. 4,572 1,255,791
Worthington Steel, Inc. 4,253 129,802
TOTAL MATERIALS 38,580,983
Shares Value
REAL ESTATE — (0.4%)
*AMREP Corp. 4 $ 89
*CBRE Group, Inc., Class A 10,376 1,615,958
*Compass, Inc., Class A 31,049 246,529
*Comstock Holding Cos., Inc. 379 4,707
*CoStar Group, Inc. 10,583 1,007,396
*Cushman & Wakefield PLC 14,619 178,206
*Five Point Holdings LLC, Class A 20 107
*Forestar Group, Inc. 515 12,772
*Howard Hughes Holdings, Inc. 1,698 116,703
*Jones Lang LaSalle, Inc. 4,267 1,153,626
Marcus & Millichap, Inc. 3,524 109,808
*Maui Land & Pineapple Co., Inc. 4 68
Newmark Group, Inc., Class A 9,177 139,215
*RE/MAX Holdings, Inc. 1,840 14,150
#*Seaport Entertainment Group,
Inc. 426 9,828
St. Joe Co. (The) 536 27,068
*Stratus Properties, Inc. 654 10,421
*Zillow Group, Inc., Class A 4,308 330,639
*Zillow Group, Inc., Class C 11,513 915,859
TOTAL REAL ESTATE 5,893,149
UTILITIES — (0.9%)
American States Water Co. 2,911 214,220
American Water Works Co., Inc. 8,434 1,182,784
Artesian Resources Corp., Class
A 1,300 42,445
#Atmos Energy Corp. 7,083 1,104,381
California Water Service Group 4,308 195,885
Chesapeake Utilities Corp. 667 79,960
Consolidated Edison, Inc. 11,217 1,160,959
Consolidated Water Co., Ltd.,
Class OR 767 22,312
Constellation Energy Corp. 3,649 1,269,268
Edison International 31,351 1,634,014
Essential Utilities, Inc. 11,992 441,306
Eversource Energy 28,398 1,877,108
Exelon Corp. 31,836 1,430,710
Genie Energy, Ltd., Class B 2,930 59,538
Global Water Resources, Inc. 4 38
H2O America 2,248 108,556
MDU Resources Group, Inc. 6,268 108,123
Middlesex Water Co. 1,877 96,853
New Jersey Resources Corp. 12,713 583,654
Northwest Natural Holding Co. 2,592 103,473
ONE Gas, Inc. 3,806 276,696
Ormat Technologies, Inc. 2,521 225,403
Public Service Enterprise Group,
Inc. 7,373 662,022
*Pure Cycle Corp. 4 39
RGC Resources, Inc. 4 81
Southwest Gas Holdings, Inc. 6,310 493,063
Spire, Inc. 4,319 321,636
UGI Corp. 17,450 631,341
Unitil Corp. 1,212 62,515
York Water Co. (The) 1,200 36,312
TOTAL UTILITIES 14,424,695
TOTAL COMMON STOCKS 1,544,438,108

19
Dimensional US Sustainability Core 1 ETF
continued
Shares Value
UTILITIES — (Continued)
RIGHTS/WARRANTS — (0.0%)
HEALTH CARE — (0.0%)
*<ABIOMED, Inc. CVR 01/02/26 4 $ 62
*<Imara, Inc. CVR 12 5
*<Opiant Pharma, Inc. CVR 4 –
*Poseida Therapeutics, Inc. CVR 3,400 1,700
TOTAL HEALTH CARE 1,767
INFORMATION TECHNOLOGY — (0.0%)
#*Gen Digital, Inc. CVR 200 1,800
Shares Value
INFORMATION TECHNOLOGY — (Continued)
*M-Tron Industries, Inc. 03/11/28 134 $ 241
TOTAL INFORMATION
TECHNOLOGY 2,041
TOTAL RIGHTS/WARRANTS 3,808
TOTAL INVESTMENT SECURITIES — (96.7%)
(Cost $1,203,805,068) 1,544,441,916
SECURITIES LENDING COLLATERAL — (3.3%)
@§The DFA Short Term
Investment Fund 4,527,561 52,370,300
TOTAL INVESTMENTS — ( 100.0% )
(Cost $1,256,175,368) $ 1,596,812,216
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows :
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Communication Services ............... $ 157,823,035 $ — $ — $ 157,823,035
Consumer Discretionary ................ 182,801,448 — — 182,801,448
Consumer Staples .................... 70,811,022 — — 70,811,022
Energy ............................. 22,418,760 — — 22,418,760
Financials ........................... 282,474,998 — — 282,474,998
Health Care ......................... 155,036,655 — — 155,036,655
Industrials ........................... 204,524,708 — — 204,524,708
Information Technology ................ 409,648,655 — — 409,648,655
Materials ........................... 38,580,983 — — 38,580,983
Real Estate .......................... 5,893,149 — — 5,893,149
Utilities ............................. 14,424,695 — — 14,424,695
Rights/Warrants
Health Care ......................... — 1,700 67 1,767
Information Technology ................ 2,041 — — 2,041
Securities Lending Collateral .............. — 52,370,300 — 52,370,300
Total Investments ....................... $1,544,440,149 $52,372,000 $67> $1,596,812,216
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/
or end of the reporting period in relation to net assets.

20
Dimensional International Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (96.8%)
AUSTRALIA — (5.1%)
#*29Metals, Ltd. 2,354 $ 432
*3P Learning, Ltd. 44 22
Accent Group, Ltd. 49,718 47,696
Acrow, Ltd. 218 150
#Adairs, Ltd., Class B 22,911 30,240
*Ainsworth Game Technology,
Ltd. 132 85
#*Alkane Resources, Ltd. 1,910 879
ALS, Ltd., Registered 20,503 240,783
*AMA Group, Ltd. 45,899 2,719
Amotiv, Ltd. 10,222 58,048
AMP, Ltd. 258,669 266,470
Ampol, Ltd. 17,773 312,969
ANZ Group Holdings, Ltd. 61,509 1,216,588
#*Appen, Ltd. 30,575 17,717
#*Arafura Rare Earths, Ltd. 19,969 2,250
ARB Corp., Ltd. 3,191 69,114
Aristocrat Leisure, Ltd. 23,287 1,050,131
#ARN Media, Ltd. 408 123
#*Aroa Biosurgery, Ltd. 96 39
Atlas Arteria, Ltd., Class B 42,435 140,980
#*Audinate Group, Ltd. 1,057 4,185
*Aurelia Metals, Ltd. 2,088 235
Aussie Broadband, Ltd. 15,323 44,494
*Austal, Ltd. 44,298 187,099
Austin Engineering, Ltd. 932 213
Australian Clinical Labs, Ltd. 20,713 36,807
Australian Ethical Investment,
Ltd. 7,728 39,009
Autosports Group, Ltd. 80 130
*Baby Bunting Group, Ltd. 1,243 1,441
Bank of Queensland, Ltd. 70,772 346,761
Bapcor, Ltd. 23,899 59,395
Beacon Lighting Group, Ltd. 123 288
Bega Cheese, Ltd., Class B 18,437 61,846
*Bellevue Gold, Ltd. 65,062 33,931
Brambles, Ltd. 79,160 1,218,622
#Bravura Solutions, Ltd. 27,949 38,689
#Breville Group, Ltd. 12,514 264,838
*Capricorn Metals, Ltd. 13,312 76,881
CAR Group, Ltd. 9,669 237,685
#*Catalyst Metals, Ltd. 1,180 3,875
#*Catapult Group International,
Ltd. 1,696 7,240
Cedar Woods Properties, Ltd. 7,677 36,676
Challenger, Ltd. 49,014 259,719
Champion Iron, Ltd. 21,777 58,468
#ClearView Wealth, Ltd. 408 117
Cochlear, Ltd. 3,845 788,528
Codan, Ltd. 7,455 100,558
#*Cogstate, Ltd. 60 67
Coles Group, Ltd. 33,078 441,705
Commonwealth Bank of
Australia 28,067 3,214,994
Shares Value
AUSTRALIA — (Continued)
Computershare, Ltd. 40,113 $ 1,088,596
CSL, Ltd. 5,679 990,523
Dalrymple Bay Infrastructure,
Ltd. 25,011 72,143
Data#3, Ltd. 17,451 84,718
*Develop Global, Ltd. 2,039 5,658
Dicker Data, Ltd. 8,038 45,128
Domain Holdings Australia,
Ltd. 22,606 64,187
#Domino's Pizza Enterprises,
Ltd., Class B 2,706 31,831
Downer EDI, Ltd. 35,996 160,146
Duratec, Ltd. 14 13
#Eagers Automotive, Ltd. 13,447 169,867
*<Elanor Investor Group 84 8
#*Electro Optic Systems
Holdings, Ltd., Class B 5,344 11,045
*Emeco Holdings, Ltd. 19,458 11,150
*Emerald Resources NL 46,912 104,205
Endeavour Group, Ltd. 76,180 200,608
EQT Holdings, Ltd. 1,451 30,428
Evolution Mining, Ltd. 55,262 252,976
#*Fenix Resources, Ltd. 778 150
Fiducian Group, Ltd. 20 145
Finbar Group, Ltd. 252 107
*FleetPartners Group, Ltd. 15,563 27,455
Fleetwood, Ltd. 708 1,203
Fortescue, Ltd. 45,751 523,446
G8 Education, Ltd. 47,201 27,351
*Genesis Minerals, Ltd. 45,687 108,543
Gold Road Resources, Ltd. 53,641 108,445
GR Engineering Services, Ltd. 12,075 28,843
GrainCorp, Ltd., Class A 31,118 151,867
#GWA Group, Ltd., Class B 18,546 30,210
Hansen Technologies, Ltd. 12,908 49,948
Harvey Norman Holdings, Ltd. 28,906 107,944
Healius, Ltd. 32,901 16,311
Helia Group, Ltd. 39,408 128,386
HUB24, Ltd., Registered 2,794 191,854
IGO, Ltd. 37,201 106,107
Imdex, Ltd. 45,113 88,300
*Immutep, Ltd. 40,010 6,955
*ImpediMed, Ltd. 656 20
*Imugene, Ltd. 2,520 438
Infomedia, Ltd. 22,417 18,763
*Insignia Financial, Ltd. 56,142 162,300
Insurance Australia Group, Ltd. 146,710 828,406
Integral Diagnostics, Ltd. 6,543 11,248
IPH, Ltd. 23,023 77,822
IRESS, Ltd. 22,089 112,922
IVE Group, Ltd. 14,168 26,910
*James Hardie Industries PLC 55 1,427
#*James Hardie Industries
PLC 9,452 251,399
JB Hi-Fi, Ltd. 9,606 690,843

21
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
AUSTRALIA — (Continued)
*Judo Capital Holdings, Ltd.,
Registered 63,504 $ 61,944
Jupiter Mines, Ltd. 912 123
*Kelly Partners Group
Holdings, Ltd. 16 114
#Kogan.com, Ltd. 8,557 21,321
Lendlease Corp., Ltd. 65,912 223,645
Lindsay Australia, Ltd. 4,483 2,122
Lottery Corp., Ltd. (The) 60,111 209,767
Lovisa Holdings, Ltd. 5,239 115,158
Lycopodium, Ltd. 2,290 16,823
*Lynas Rare Earths, Ltd. 44,700 301,327
#*Mach7 Technologies, Ltd. 264 65
Macmahon Holdings, Ltd. 146,783 28,352
Macquarie Group, Ltd. 6,444 901,901
#Mader Group, Ltd. 812 3,853
Magellan Financial Group, Ltd. 27,158 186,921
McMillan Shakespeare, Ltd. 8,108 93,131
Medibank Pvt., Ltd., Class B 164,214 539,218
#*Mesoblast, Ltd., Registered 34,075 52,215
Metcash, Ltd. 152,938 384,029
*Michael Hill International, Ltd.,
Class B 412 109
Monadelphous Group, Ltd. 11,263 141,335
Myer Holdings, Ltd. 74,182 28,896
MyState, Ltd. 9,125 25,322
*Nanosonics, Ltd. 7,689 20,050
National Australia Bank, Ltd. 70,011 1,753,926
Netwealth Group, Ltd. 12,853 310,575
nib holdings, Ltd., Class B 57,344 273,584
Nick Scali, Ltd. 5,050 62,525
Northern Star Resources, Ltd. 21,893 219,471
#*Novonix, Ltd. 14,180 4,108
*Nufarm, Ltd. 44,177 73,668
*Nuix, Ltd. 11,982 18,284
Objective Corp., Ltd. 2,291 28,100
*OFX Group, Ltd. 13,301 7,108
*Ora Banda Mining, Ltd. 54,367 22,753
Orica, Ltd. 23,412 322,278
Orora, Ltd. 112,126 150,160
Peet, Ltd. 25,646 27,988
#*Peninsula Energy, Ltd. 280 112
*PeopleIN, Ltd. 2,266 1,021
Perenti, Ltd. 117,735 133,035
Perpetual, Ltd. 5,290 71,593
Perseus Mining, Ltd. 120,932 254,608
*PEXA Group, Ltd. 9,491 97,039
Pinnacle Investment
Management Group, Ltd. 892 12,853
#Platinum Asset Management,
Ltd., Class B 60,458 25,886
*PointsBet Holdings, Ltd. 3,132 2,470
Praemium, Ltd. 11,376 5,164
Premier Investments, Ltd. 7,822 106,666
Pro Medicus, Ltd. 4,615 956,452
#Propel Funeral Partners, Ltd. 9,922 29,705
QBE Insurance Group, Ltd. 119,451 1,784,274
#Ramelius Resources, Ltd. 59,166 95,997
Ramsay Health Care, Ltd. 7,990 199,446
Shares Value
AUSTRALIA — (Continued)
REA Group, Ltd. 2,965 $ 457,170
#*ReadyTech Holdings, Ltd. 60 88
Reece, Ltd. 5,265 46,102
*Regis Resources, Ltd. 68,599 180,645
Reliance Worldwide Corp., Ltd. 60,763 168,617
*Resolute Mining, Ltd. 75,235 30,033
*Retail Food Group, Ltd. 48 61
Rio Tinto, Ltd. 2,785 200,291
*RPMGlobal Holdings, Ltd. 13,010 28,229
*Sandfire Resources, Ltd. 46,561 318,968
SEEK, Ltd. 19,351 302,009
Service Stream, Ltd. 73,618 94,087
Shaver Shop Group, Ltd. 88 84
Sigma Healthcare, Ltd. 175,161 325,926
Sims, Ltd. 5,291 51,917
SmartGroup Corp., Ltd. 19,443 99,145
Sonic Healthcare, Ltd. 18,433 327,677
Southern Cross Electrical
Engineering, Ltd. 12,185 13,925
#*Southern Cross Media
Group, Ltd. 3,074 1,178
SRG Global, Ltd. 42,657 45,729
Steadfast Group, Ltd. 72,275 276,878
Suncorp Group, Ltd. 36,739 495,795
Super Retail Group, Ltd. 12,423 122,538
#*Syrah Resources, Ltd. 8,296 2,030
Tabcorp Holdings, Ltd., Class
S 174,951 87,298
#*Talga Group, Ltd. 980 274
Technology One, Ltd. 24,853 657,344
#*Telix Pharmaceuticals, Ltd. 5,140 69,663
*Temple & Webster Group,
Ltd. 2,147 33,826
Transurban Group 41,506 369,320
Treasury Wine Estates, Ltd.,
Class B 8,082 39,391
#*Tyro Payments, Ltd. 47,653 29,301
Universal Store Holdings, Ltd. 64 349
*Vault Minerals, Ltd., Class B 204,040 47,950
Ventia Services Group Pty,
Ltd. 62,912 211,035
ΩViva Energy Group, Ltd. 35,236 47,642
#*Vulcan Energy Resources,
Ltd. 13,596 31,864
#Vulcan Steel, Ltd. 9,310 36,145
#*WEB Travel Group, Ltd. 17,818 51,395
#*Webjet Group, Ltd. 13,322 7,677
Wesfarmers, Ltd. 21,794 1,203,247
*West African Resources, Ltd. 42,937 64,966
*Westgold Resources, Ltd. 3,372 5,536
Westgold Resources, Ltd. 41,259 68,005
Westpac Banking Corp. 85,100 1,853,049
WiseTech Global, Ltd. 4,209 323,515
Woolworths Group, Ltd. 39,852 808,504
Worley, Ltd. 36,445 313,259
*Xero, Ltd. 9,663 1,126,031
TOTAL AUSTRALIA 39,715,527

22
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
AUSTRIA — (0.5%)
#ANDRITZ AG 5,635 $ 395,032
ΩBAWAG Group AG 7,777 986,245
CA Immobilien Anlagen AG 1,389 37,232
DO & CO AG 340 77,129
Erste Group Bank AG 10,960 1,010,436
*Eurotelesites AG 6,452 37,957
EVN AG 796 21,592
Oesterreichische Post AG 1,338 46,937
Palfinger AG 1,104 46,184
Porr AG 1,547 52,587
Raiffeisen Bank International
AG, Class V 2,287 66,591
SBO AG 1,050 34,912
Strabag SE, Class BR 2,073 195,482
Telekom Austria AG 7,890 83,983
#*UBM Development AG 8 188
UNIQA Insurance Group AG 13,308 192,832
Verbund AG 3,784 283,028
Vienna Insurance Group AG
Wiener Versicherung Gruppe 2,682 142,279
Wienerberger AG 3,722 125,755
Zumtobel Group AG 44 229
TOTAL AUSTRIA 3,836,610
BELGIUM — (1.1%)
Ackermans & van Haaren NV 1,576 388,539
Ageas SA/NV, Class B 15,390 1,052,469
Anheuser-Busch InBev SA/NV 13,131 772,491
*Argenx SE 14 9,524
*Argenx SE, Sponsored ADR 1,520 1,018,902
Azelis Group NV 8,665 135,671
Barco NV 4,183 65,638
Bekaert SA 2,100 87,128
Cie d'Entreprises CFE 8 90
Colruyt Group N.V, Registered 5,439 233,320
Deceuninck NV 96 239
D'ieteren Group 986 196,137
Econocom Group SA/NV 9,659 20,386
Elia Group SA/NV 2,603 301,500
EVS Broadcast Equipment SA 842 36,621
Fagron 6,853 170,597
*Immobel SA 8 229
Ion Beam Applications 71 987
Jensen-Group NV 4 265
KBC Group NV 19,421 2,039,659
Lotus Bakeries NV 28 238,432
Melexis NV 1,090 84,210
Proximus SADP 16,491 137,785
Recticel SA 3,506 43,017
Tessenderlo Group SA 1,399 41,872
UCB SA 6,755 1,472,445
#Van de Velde NV 8 307
VGP NV 1,009 106,939
Viohalco SA 76 534
TOTAL BELGIUM 8,655,933
CANADA — (10.4%)
*5N Plus, Inc. 12,436 111,268
Acadian Timber Corp. 20 260
Shares Value
CANADA — (Continued)
*ACT Energy Technologies,
Ltd. 3,800 $ 13,495
ADENTRA, Inc. 2,481 52,777
Aecon Group, Inc. 4,444 60,269
Ag Growth International, Inc. 1,170 35,408
AGF Management, Ltd., Class
B 3,200 28,423
Agnico Eagle Mines, Ltd. 16 1,991
#Agnico Eagle Mines, Ltd.,
ADR 15,018 1,867,638
AirBoss of America Corp. 56 198
Alamos Gold, Inc., Class B 44,413 1,079,236
*Allied Gold Corp. 3,736 47,992
AltaGas, Ltd. 17,766 525,700
Altus Group, Ltd. 1,902 79,599
Amerigo Resources, Ltd. 402 625
Andrew Peller, Ltd., Class A 56 219
*Aritzia, Inc., Class B 8,846 475,843
AtCo., Ltd., Class I 5,395 195,813
AtkinsRealis Group, Inc., Class
B 14,509 1,029,603
*ATS Corp. 579 17,610
*ATS Corp. 2,388 72,476
Aura Minerals, Inc. 888 21,639
*AutoCanada, Inc. 1,219 23,374
B2Gold Corp. 32,883 110,816
B2Gold Corp. 919 3,098
Bank of Montreal 12,970 1,434,763
Bank of Montreal, ADR 8,625 952,545
Bank of Nova Scotia (The) 5,506 307,011
Bank of Nova Scotia (The),
ADR 29,619 1,647,113
#*Bausch Health Cos., Inc. 4,826 28,519
#*Bausch Health Cos., Inc.,
ADR 6,315 37,195
#BCE, Inc. 340 7,948
#BCE, Inc., ADR 3,818 89,074
Bird Construction, Inc. 7,757 161,867
#*Bitfarms, Ltd. 764 967
#*Bitfarms, Ltd. 13,557 17,082
Black Diamond Group, Ltd. 4,248 36,379
#*BlackBerry, Ltd. 1,656 6,111
*Bombardier, Inc., Class A 4 467
*Bombardier, Inc., Class B 6,322 738,813
Boralex, Inc., Class A 10,520 238,622
Boyd Group Services, Inc. 1,449 201,281
*Bragg Gaming Group, Inc. 78 310
Brookfield Corp. 1,608 107,944
Brookfield Corp., ADR 31,129 2,087,199
#Brookfield Infrastructure
Corp. 4,363 170,332
#Brookfield Renewable Corp. 9,138 334,725
Brookfield Wealth Solutions,
Ltd. 133 8,902
*CAE, Inc. 14,374 410,090
*Calfrac Well Services, Ltd. 934 2,675
Calian Group, Ltd., Registered 921 33,641
Cameco Corp. 94 7,073
#Cameco Corp. 6,702 502,181

23
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
CANADA — (Continued)
Canaccord Genuity Group,
Inc., Class A 1,072 $ 8,343
*Canada Goose Holdings, Inc. 63 690
#*Canada Goose Holdings,
Inc., Class A, ADR 2,569 28,131
Canadian Imperial Bank of
Commerce 7,164 513,147
Canadian Imperial Bank of
Commerce, ADR 20,073 1,434,015
Canadian Tire Corp., Ltd.,
Class A 4,799 644,171
Canadian Utilities, Ltd., Class
A 8,369 233,537
*Canfor Corp. 5,386 52,904
Cascades, Inc. 5,274 34,447
CCL Industries, Inc. 14,764 827,074
*Celestica, Inc. 93 18,634
*Celestica, Inc. 6,915 1,382,032
Centerra Gold, Inc. 32,581 222,226
CES Energy Solutions Corp. 30,710 161,041
CGI, Inc., ADR 8,970 864,977
CI Financial Corp., Registered 11,465 264,784
*Cineplex, Inc. 1,349 10,850
Cogeco Communications, Inc. 1,613 72,789
Cogeco, Inc. 186 7,874
Colliers International Group,
Inc. 4,425 666,892
#Computer Modelling Group,
Ltd. 5,966 34,133
Constellation Software, Inc. 656 2,268,174
Corby Spirit and Wine, Ltd. 46 487
Definity Financial Corp. 9,923 535,787
dentalcorp Holdings, Ltd. 7,354 42,926
*Descartes Systems Group,
Inc. (The) 3,361 355,459
*Docebo, Inc. 390 11,850
Dollarama, Inc. 13,289 1,820,311
Doman Building Materials
Group, Ltd. 7,783 48,132
#*Dorel Industries, Inc., Class
B 28 30
DREAM Unlimited Corp. 2,447 36,956
Dundee Precious Metals, Inc. 5,568 90,212
Dye & Durham, Ltd. 1,690 13,678
Dynacor Group, Inc. 24 82
E-L Financial Corp., Ltd. 10,900 115,816
*Eldorado Gold Corp. 20,139 412,850
*Eldorado Gold Corp., Class B 86 1,766
Element Fleet Management
Corp. 34,206 891,674
Empire Co., Ltd., Class A 14,249 568,703
Enbridge, Inc. 23,563 1,067,168
Enbridge, Inc. 17 772
Endeavour Mining PLC 10,546 317,322
#*Endeavour Silver Corp. 2,482 12,603
#*Endeavour Silver Corp. 10,024 50,822
Enerflex, Ltd. 4,980 39,740
Enerflex, Ltd. 14,518 116,035
Enghouse Systems, Ltd. 2,944 48,870
Shares Value
CANADA — (Continued)
*Ensign Energy Services, Inc. 3,759 $ 6,145
EQB, Inc. 3,507 261,271
*Equinox Gold Corp. 11,101 67,768
*Equinox Gold Corp. 24,490 149,389
*ERO Copper Corp. 7,630 103,158
*ERO Copper Corp. 579 7,852
Evertz Technologies, Ltd.,
Class B 44 384
Extendicare, Inc. 4,246 37,867
Fairfax Financial Holdings, Ltd. 1,179 2,089,940
Finning International, Inc. 15,563 679,682
First Majestic Silver Corp. 29,796 236,878
First Majestic Silver Corp. 93 741
FirstService Corp., Class WI,
ADR 3,283 647,473
*Foraco International SA,
Registered 180 208
*Fortuna Mining Corp., ADR 38,319 247,158
*GDI Integrated Facility
Services, Inc. 194 4,532
George Weston, Ltd. 4,108 782,319
Gibson Energy, Inc. 29,643 535,592
*GoGold Resources, Inc. 21,900 31,997
Great-West Lifeco, Inc. 10,227 384,876
Hammond Power Solutions,
Inc. 740 66,338
High Liner Foods, Inc. 1,400 17,154
Hudbay Minerals, Inc., Class A 44,063 408,464
Hudbay Minerals, Inc., Class A 117 1,088
ΩHydro One, Ltd., Class R 12,465 441,781
iA Financial Corp., Inc. 8,396 823,659
*IAMGOLD Corp. 15,655 105,828
Information Services Corp. 1,832 42,403
Intact Financial Corp. 5,188 1,074,712
*Interfor Corp. 4,223 38,059
*Ivanhoe Mines, Ltd. 3,056 23,895
ΩJamieson Wellness, Inc. 1,168 28,419
*K92 Mining, Inc., Class B 23,760 247,301
K-Bro Linen, Inc. 12 297
Keyera Corp. 19,941 627,416
Kinross Gold Corp. 55,855 893,680
Kinross Gold Corp. 2,240 35,920
KP Tissue, Inc. 8 52
Lassonde Industries, Inc.,
Class A 200 31,066
Laurentian Bank of Canada 6,395 142,512
Leon's Furniture, Ltd. 1,000 19,710
#*Lightspeed Commerce, Inc. 54 675
#*Lightspeed Commerce, Inc. 9,769 121,526
Linamar Corp. 1,709 82,820
Loblaw Cos., Ltd. 5,361 868,858
*Lucara Diamond Corp. 192 33
Lundin Gold, Inc. 15,515 719,668
Lundin Mining Corp.,
Registered 60,479 618,985
Magna International, Inc. 8,180 335,380
Mainstreet Equity Corp. 200 26,762
*Major Drilling Group
International, Inc. 6,161 39,171

24
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
CANADA — (Continued)
*Mandalay Resources Corp. 28 $ 98
*Mattr Corp. 6,209 55,194
*MDA Space, Ltd. 8,907 249,967
Melcor Developments, Ltd. 44 456
Metro, Inc. 10,530 806,953
Morguard Corp. 32 2,736
MTY Food Group, Inc., Class
R 831 23,207
National Bank of Canada 24,325 2,535,866
Neo Performance Materials,
Inc., Registered 2,300 25,802
*New Gold, Inc. 12,162 51,021
*New Gold, Inc. 64,182 268,923
*NFI Group, Inc. 3,849 53,174
North West Co., Inc. (The) 6,214 213,763
Nutrien, Ltd. 10,501 622,919
OceanaGold Corp. 21,895 298,521
Open Text Corp., ADR 18,087 532,300
OR Royalties, Inc. 12,102 335,346
OR Royalties, Inc. 100 2,776
*Orla Mining, Ltd. 6,636 61,848
#Pan American Silver Corp. 28,399 767,341
Parkland Corp. 17,836 504,550
Pason Systems, Inc. 12,478 105,506
*Perpetua Resources Corp. 20 302
Pet Valu Holdings, Ltd. 1,876 45,497
PHX Energy Services Corp. 5,415 32,587
Polaris Renewable Energy,
Inc. 1,033 9,295
Pollard Banknote, Ltd. 34 547
*Precision Drilling Corp. 1,104 62,309
*Precision Drilling Corp. 775 43,648
Premium Brands Holdings
Corp. 3,589 228,026
Pulse Seismic, Inc. 52 147
*Quarterhill, Inc., Class B 200 192
Quebecor, Inc., Class B 17,117 482,602
RB Global, Inc. 6,771 733,028
RB Global, Inc. 149 16,169
*Real Matters, Inc. 2,849 10,489
Restaurant Brands
International, Inc. 13,516 917,196
Richelieu Hardware, Ltd. 3,091 77,513
Rogers Communications, Inc.,
Class B 4,026 134,768
#Rogers Communications,
Inc., Class B, ADR 14,817 494,888
Royal Bank of Canada 42,853 5,510,712
Royal Bank of Canada, ADR 6,164 791,827
Russel Metals, Inc. 6,717 215,616
Sandstorm Gold, Ltd., ADR 20,884 195,474
*Sangoma Technologies Corp. 20 114
Savaria Corp. 3,147 45,251
Secure Waste Infrastructure
Corp., Class B 34,174 374,232
*Shopify, Inc., Class A 21,608 2,640,714
Sienna Senior Living, Inc. 5,692 73,695
South Bow Corp., ADR 2,760 72,478
ΩSpin Master Corp. 3,325 54,834
Shares Value
CANADA — (Continued)
Sprott, Inc. 1,786 $ 120,305
Sprott, Inc. 27 1,822
*SSR Mining, Inc., Registered 5,065 60,631
Stantec, Inc. 379 41,520
Stantec, Inc. 9,673 1,057,839
Stella-Jones, Inc. 5,633 321,833
Ω*STEP Energy Services, Ltd. 569 1,811
StorageVault Canada, Inc.,
Class B 6,852 22,996
Sun Life Financial, Inc. 23,243 1,417,823
Sun Life Financial, Inc. 9,080 554,829
Superior Plus Corp. 9,556 47,830
Supremex, Inc. 36 108
Sylogist, Ltd. 1,667 11,153
Taiga Building Products, Ltd. 72 164
*Taseko Mines, Ltd. 385 1,184
*Taseko Mines, Ltd. 4,139 12,707
Teck Resources, Ltd., Class B 3,127 101,502
TerraVest Industries, Inc. 1,775 219,181
TFI International, Inc. 1,281 111,665
#Thomson Reuters Corp. 5,066 1,017,810
#*Tidewater Midstream and
Infrastructure, Ltd. 5,819 947
TMX Group, Ltd. 13,519 550,910
#*Torex Gold Resources, Inc.,
Class A 9,199 259,692
Toromont Industries, Ltd. 7,111 722,596
Toronto-Dominion Bank (The) 6,796 496,078
Toronto-Dominion Bank (The),
ADR 42,323 3,084,500
Total Energy Services, Inc. 6,427 54,110
Transcontinental, Inc., Class A 9,054 126,195
Trican Well Service, Ltd. 21,709 89,345
Triple Flag Precious Metals
Corp. 159 3,636
Triple Flag Precious Metals
Corp. 3,585 81,810
*Trisura Group, Ltd., Class B 2,833 86,657
Vecima Networks, Inc. 4 30
*<Victoria Gold Corp. 80 10
*Viemed Healthcare, Inc. 723 4,403
*Vitalhub Corp. 144 1,433
Wajax Corp. 383 6,538
*Well Health Technologies
Corp. 23,016 76,079
*Wesdome Gold Mines, Ltd. 19,961 238,224
West Fraser Timber Co., Ltd. 37 2,571
#West Fraser Timber Co., Ltd. 3,993 276,755
*Western Forest Products, Inc. 103 992
Wheaton Precious Metals
Corp. 12,038 1,101,597
Winpak, Ltd., Class A 2,004 59,342
WSP Global, Inc. 6,232 1,286,022
Yellow Pages, Ltd. 43 342
TOTAL CANADA 80,453,921
DENMARK — (2.5%)
*ALK-Abello A/S 8,649 253,639
Alm Brand A/S 71,054 196,820

25
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
DENMARK — (Continued)
Ambu A/S, Class B 8,503 $ 125,592
*Bang & Olufsen A/S 15,710 31,517
*Bavarian Nordic A/S 8,825 321,470
Carlsberg A/S, Class B 1,943 243,894
cBrain A/S 360 11,816
Chemometec A/S 845 65,580
Coloplast A/S, Class B 4,693 434,328
Columbus A/S 136 207
Danske Bank A/S 34,062 1,360,944
*Demant A/S 5,874 224,334
DSV A/S 5,562 1,249,346
FLSmidth & Co. A/S,
Registered 4,677 278,331
*Genmab A/S 4,619 1,018,400
#*GN Store Nord A/S 8,041 115,611
H Lundbeck A/S, Class A 23,714 125,265
H Lundbeck A/S, Class A 2,094 9,459
*H+H International A/S, Class
B 227 3,642
ISS A/S 17,545 506,987
Jyske Bank A/S, Registered 5,843 589,691
Matas A/S 4,342 89,506
#MT Hoejgaard Holding A/S 8 506
Ω*Netcompany Group A/S 5,392 199,641
*Nilfisk Holding A/S, Class B 613 8,753
*NKT A/S 4,728 419,148
Ω*NNIT A/S 32 325
Novo Nordisk A/S, Class B 107,100 5,166,215
Novonesis Novozymes B,
Class B 19,825 1,294,736
#*NTG Nordic Transport
Group A/S 586 17,634
Ω*Orsted A/S 5,635 266,459
Pandora A/S 7,654 1,274,326
Per Aarsleff Holding A/S 1,541 166,867
Ringkjoebing Landbobank A/S 2,702 598,018
Royal Unibrew A/S 4,074 306,307
#*RTX A/S 12 151
Schouw & Co. A/S 1,165 110,070
Solar A/S, B Shares 606 26,258
SP Group A/S 1,581 64,866
Sparekassen Sjaelland-Fyn
A/S 353 18,029
Sydbank A/S 6,299 469,344
TCM Group A/S 24 277
#Tivoli A/S 130 12,322
*Trifork Group AG 775 11,150
Tryg A/S 25,871 626,553
Vestas Wind Systems A/S 35,292 649,561
TOTAL DENMARK 18,963,895
FINLAND — (2.0%)
Aktia Bank OYJ 3,425 39,593
Alma Media OYJ 1,079 16,302
#Anora Group OYJ 1,205 4,406
Citycon OYJ 1,294 5,589
Digia OYJ 20 168
Elisa OYJ 8,692 449,269
ΩEnento Group OYJ 1,628 28,956
Shares Value
FINLAND — (Continued)
eQ OYJ 12 $ 178
Fiskars OYJ Abp 1,017 16,738
#Fortum OYJ 28,869 531,644
F-Secure OYJ 9,622 18,127
Gofore OYJ 188 3,860
Harvia OYJ 1,125 65,411
Hiab OYJ, Class B 5,142 351,938
Huhtamaki OYJ 9,969 345,038
*Incap OYJ 934 10,861
Kalmar OYJ, Class B 3,249 147,481
#Kamux Corp. 387 873
Kemira OYJ 11,374 243,177
Kesko OYJ, Class A 5,325 116,287
Kesko OYJ, Class B 38,491 840,563
*Kojamo OYJ 6,143 78,325
Kone OYJ, Class B 15,152 935,435
Konecranes OYJ 5,413 454,124
Lassila & Tikanoja OYJ 2,123 22,987
*Lindex Group OYJ 9,026 29,391
Mandatum OYJ 58,606 399,646
Marimekko OYJ 2,546 37,999
Metsa Board OYJ 12 77
Metso OYJ, Class B 67,940 860,418
Neste OYJ, Registered 7,395 117,098
Nokia OYJ 65,824 270,315
#Nokia OYJ, Sponsored ADR 37,151 151,576
#Nokian Renkaat OYJ, Class
B 8,049 72,594
Nordea Bank Abp 221,400 3,243,547
Olvi OYJ, A Shares 921 35,208
Oma Saastopankki OYJ 37 386
Oriola OYJ, Class B 1,873 2,345
Orion OYJ, Class A 1,599 127,560
Orion OYJ, Class B 9,680 778,867
#Outokumpu OYJ 26,348 99,878
Pihlajalinna OYJ 1,040 19,462
Ponsse OYJ 20 732
Puuilo OYJ 4,911 76,950
*QT Group OYJ 2,035 140,914
Raisio OYJ, Class V 15,622 44,879
*Rapala VMC OYJ 16 24
Revenio Group OYJ 1,331 40,065
Sampo OYJ, A Shares 13,425 144,425
Sampo OYJ, A Shares 111,834 1,205,238
Sanoma OYJ 8,642 100,296
Scanfil OYJ 28 360
Siili Solutions OYJ 8 59
#Stora Enso OYJ, Class R 19,054 197,015
#Talenom OYJ 24 96
ΩTerveystalo OYJ 20,174 248,449
TietoEVRY OYJ 11,525 199,182
#Tokmanni Group Corp. 5,458 53,630
UPM-Kymmene OYJ 14,448 376,203
Vaisala OYJ, A Shares 2,261 122,533
#Valmet OYJ 13,030 472,904
Wartsila OYJ Abp 36,877 1,023,107
*WithSecure OYJ 2,346 2,661

26
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
FINLAND — (Continued)
*YIT OYJ 9,265 $ 32,300
TOTAL FINLAND 15,455,719
FRANCE — (8.1%)
*74Software SA 33 1,409
Aeroports de Paris SA 2,310 281,311
Airbus SE 16,203 3,264,672
AKWEL SADIR, Class B 8 79
*Alstom SA 26,595 628,264
Alten SA 2,876 235,851
ΩAmundi SA 6,374 474,561
Arkema SA 4,265 292,401
Assystem SA 73 4,056
Aubay 531 30,509
AXA SA 38,143 1,863,253
ΩAyvens SA 21,088 228,207
*Bastide le Confort Medical 4 140
Beneteau SACA 2,752 25,718
BioMerieux 2,154 310,141
BNP Paribas SA 23,991 2,198,349
Boiron SA, Class A 8 192
Bollore SE, Class A 3,455 20,029
Bouygues SA 11,957 494,724
Bureau Veritas SA 25,516 789,682
Capgemini SE 8,774 1,314,528
Carrefour SA 52,467 754,839
Catana Group 287 1,251
CBo Territoria 68 285
*Cegedim SA 16 200
Cie des Alpes, Registered 1,673 44,137
Cie Generale des
Etablissements Michelin SCA 7,441 266,228
*Claranova SE, Registered 100 287
*Clariane SE, Registered 2,319 12,093
Coface SA 13,786 257,508
Credit Agricole SA 31,460 581,519
Danone SA 11,546 949,888
Dassault Aviation SA 1,019 317,698
Dassault Systemes SE 17,697 585,167
Derichebourg SA 8,598 56,929
Edenred SE 288 8,280
Eiffage SA, Class P 7,120 958,748
#*Ekinops SAS 20 79
Ω*Elior Group SA 12,487 37,302
EssilorLuxottica SA, Class B 2,083 621,293
Esso SA Francaise 290 32,080
Eurofins Scientific SE 5,336 411,143
Euronext NV 2,992 484,906
FDJ UNITED 13,135 411,620
Fnac Darty SA 1,363 46,410
*Forvia SE 5,649 72,673
Gaztransport Et Technigaz SA 4,398 830,561
Getlink SE 26,012 473,373
GL Events SACA 428 14,818
Groupe Crit SA 145 10,356
Groupe SFPI 56 152
Hermes International SCA,
Class B 1,403 3,454,067
*ID Logistics Group SACA 171 86,213
Shares Value
FRANCE — (Continued)
Imerys SA 818 $ 20,279
Infotel SA 683 31,347
Interparfums SA 2,061 76,098
Ipsen SA 3,955 469,416
IPSOS SA 3,808 172,158
Jacquet Metals SACA 1,568 40,380
JCDecaux SE 7,002 115,804
Kaufman & Broad SA 1,612 57,749
#Kering SA, Class A 905 224,253
Laurent-Perrier 44 4,774
Lectra 237 6,632
Legrand SA 9,498 1,412,671
Linedata Services 1 78
LISI SA 299 16,221
LNA Sante SA 350 11,417
L'Oreal SA 9,539 4,250,850
Louis Hachette Group 28,729 53,942
*Lumibird 12 254
LVMH Moet Hennessy Louis
Vuitton SE 11,087 5,993,916
Ω#*Maisons du Monde SA 604 1,531
Manitou BF SA 1,443 32,107
Metropole Television SA 2,171 31,855
Nexans SA 2,942 425,957
*Nexity SA 4,182 54,901
Opmobility, Registered 3,859 59,450
Orange SA 185,372 2,831,362
Pernod Ricard SA 3,029 313,262
Pluxee NV 6,500 132,647
Publicis Groupe SA 14,443 1,325,759
Quadient SA 1,983 36,632
Renault SA 14,571 545,510
Rexel SA 21,877 665,542
Robertet SA, Class A 74 69,959
Rubis SCA 9,913 316,096
Safran SA, Class B 11,095 3,676,280
Sanofi SA 22,945 2,070,462
Sartorius Stedim Biotech 439 88,432
Schneider Electric SE 10,093 2,636,718
SCOR SE 21,195 695,737
SEB SA 1,208 89,040
SES SA 26,936 186,364
Ω*SMCP SA 1,727 10,041
Societe BIC SA 2,495 152,491
Societe des Bains de Mer et
du Cercle des Etrangers a
Monaco 4 476
Societe Generale SA 34,541 2,212,307
*SOITEC 34 1,489
Sopra Steria Group 1,435 311,075
SPIE SA 14,321 844,957
Stef SA 89 13,487
Sword Group 366 15,227
Synergie SE 20 788
Technip Energies NV 22,564 978,270
Teleperformance SE 4,218 413,830
Television Francaise 1 SA 6,128 58,846
Thales SA 4,150 1,120,017

27
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
FRANCE — (Continued)
Thermador Groupe 664 $ 62,166
Trigano SA 931 160,262
Valeo SE 12,217 134,320
#Vallourec SACA 16,031 300,635
Veolia Environnement SA 202 6,866
Vetoquinol SA 121 10,691
VIEL & Cie SA 831 14,933
Vinci SA 15,898 2,212,630
Virbac SACA 217 86,307
#*Viridien 1,029 68,721
Vivendi SE 49,733 189,264
*Voltalia SA, Registered 3,098 26,310
VusionGroup 168 43,456
Wavestone 478 31,786
TOTAL FRANCE 62,965,669
GERMANY — (7.9%)
*7C Solarparken AG 1,245 2,619
Adesso SE 374 34,716
adidas AG 7,814 1,502,950
Adtran Networks SE 754 17,864
All for One Group SE 4 224
Allgeier SE 12 257
Allianz SE, Registered 6,314 2,509,094
Amadeus Fire AG 381 29,217
Atoss Software SE 593 79,953
ΩAumann AG 91 1,246
Aurubis AG 2,979 298,851
Ω*Auto1 Group SE 832 25,235
Bayerische Motoren Werke AG 10,521 1,010,062
Bechtle AG 5,896 257,917
Beiersdorf AG, Class B 4,318 538,694
Bijou Brigitte AG 18 791
Bilfinger SE 1,992 215,910
#Borussia Dortmund GmbH &
Co. KGaA, Registered, Class
A 9,631 40,290
Brenntag SE 9,931 619,927
CANCOM SE 3,076 90,656
Carl Zeiss Meditec AG, Class
BR 1,957 108,947
*CECONOMY AG 19,837 100,807
*CENIT AG 4 35
Cewe Stiftung & Co. KGAA 638 73,460
Commerzbank AG 34,695 1,272,308
Continental AG 6,188 532,600
*Covestro AG 9,196 625,199
CTS Eventim AG & Co. KGaA 5,345 607,171
Daimler Truck Holding AG 37,930 1,859,360
Ω*Delivery Hero SE 799 24,042
Dermapharm Holding SE 786 30,137
Deutsche Bank AG,
Registered 34,814 1,154,941
#*Deutsche Bank AG,
Registered Sponsored 830 27,373
Deutsche Boerse AG 7,465 2,171,037
Deutsche Post AG 33,103 1,494,676
Deutsche Telekom AG 61,369 2,211,141
Deutsche Wohnen SE 1,670 42,624
Shares Value
GERMANY — (Continued)
Deutz AG 10,468 $ 92,434
*Dr. Hoenle AG 8 88
Draegerwerk AG & Co. KGaA 4 272
Duerr AG 7,532 194,828
ΩDWS Group GmbH & Co.
KGaA 4,463 269,452
E.ON SE 178,789 3,264,903
Elmos Semiconductor SE 647 65,166
ElringKlinger AG 283 1,412
Evonik Industries AG 17,428 348,476
*Evotec SE 5,566 44,887
Fabasoft AG 656 12,388
Fielmann Group AG 1,314 83,619
flatexDEGIRO AG 8,613 262,222
#*Fraport AG Frankfurt Airport
Services Worldwide 2,462 184,148
Freenet AG 12,527 408,051
Fresenius Medical Care AG 8,373 426,264
Fresenius SE & Co. KGaA 8,164 392,264
Friedrich Vorwerk Group SE 539 52,561
FUCHS SE 3,656 129,509
GEA Group AG, Registered 18,836 1,360,350
Gesco SE 36 746
GFT Technologies SE 1,592 33,272
*Grand City Properties SA 4,601 58,348
Hannover Rueck SE 4,823 1,470,565
Hawesko Holding SE 4 106
#*Heidelberger
Druckmaschinen AG 16,529 43,228
Hella GmbH & Co. KGaA 205 20,413
*HelloFresh SE, Registered 18,334 195,026
Henkel AG & Co. KGaA 4,603 328,218
Hensoldt AG 5,401 594,060
HOCHTIEF AG 1,547 339,426
Hornbach Holding AG & Co.
KGaA 1,247 147,577
HUGO BOSS AG 4,715 221,474
Indus Holding AG 2,121 57,655
Infineon Technologies AG 41,566 1,647,730
Init Innovation in Traffic
Systems SE 568 26,914
ΩInstone Real Estate Group
SE 3,629 38,836
IVU Traffic Technologies AG 685 16,543
Jenoptik AG 3,322 71,101
ΩJOST Werke SE 918 54,321
K+S AG, Registered 7,118 108,191
KION Group AG 5,624 349,203
Kloeckner & Co. SE 2,206 16,210
Knorr-Bremse AG 8,398 844,404
*Koenig & Bauer AG 28 454
#Kontron AG 3,577 116,598
Krones AG 1,590 236,577
KWS Saat SE & Co. KGaA 937 67,027
LANXESS AG 9,156 253,603
Leifheit AG, Registered 8 140
#*MAX Automation SE 28 185
*Medios AG 156 2,293
Mercedes-Benz Group AG 29,005 1,663,195

28
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
GERMANY — (Continued)
MLP SE, Registered 3,233 $ 31,342
MTU Aero Engines AG, Class
R 2,333 1,009,878
Muenchener
Rueckversicherungs-
Gesellschaft AG in Muenchen,
Class R 4,114 2,710,302
Nagarro SE 803 51,192
Nemetschek SE, Registered 4,602 690,529
*Nordex SE 9,884 244,354
Norma Group SE 1,170 20,863
*Pentixapharm Holding AG 869 1,994
Pfeiffer Vacuum Technology
AG 108 19,209
ProSiebenSat.1 Media SE 16,830 154,390
#QIAGEN NV 13,090 645,861
Rational AG 683 531,181
Rheinmetall AG 1,156 2,296,229
#RTL Group SA 3,564 141,139
SAF-Holland SE 1,967 35,751
SAP SE 18,018 5,172,099
#SAP SE, Sponsored ADR 592 169,726
Schaeffler AG 3,897 22,703
ΩScout24 SE 603 81,025
#Secunet Security Networks
AG 109 27,321
Siemens AG, Registered 19,077 4,910,574
*Siemens Energy AG 17,759 2,073,249
ΩSiemens Healthineers AG 7,485 405,215
Sixt SE 1,179 123,202
STRATEC SE 69 2,195
Stroeer SE & Co. KGaA 2,240 121,010
SUSS MicroTec SE 1,270 46,543
Symrise AG 12,242 1,113,915
TAG Immobilien AG 16,089 260,198
Takkt AG 1,655 10,210
Talanx AG 5,468 729,726
Ω*TeamViewer SE, Class R 17,314 178,548
#Technotrans SE 8 223
United Internet AG 7,681 221,539
Volkswagen AG, Registered,
Class R 1,285 138,397
Vonovia SE, Class R 933 29,131
Vossloh AG, Class A 661 65,290
Wacker Neuson SE 2,668 70,081
Washtec AG 598 27,446
*Westwing Group SE 7 74
Wuestenrot &
Wuerttembergische AG 2,682 43,098
Ω*Zalando SE 19,537 575,124
TOTAL GERMANY 61,431,340
HONG KONG — (1.0%)
AIA Group, Ltd. 277,200 2,591,908
ASMPT, Ltd. 11,600 98,859
Bank of East Asia, Ltd. (The) 9,200 14,228
BOC Hong Kong Holdings, Ltd. 68,000 305,783
Ω#Budweiser Brewing Co.
APAC, Ltd. 33,600 35,355
Shares Value
HONG KONG — (Continued)
Chow Sang Sang Holdings
International, Ltd. 23,000 $ 24,348
CITIC Telecom International
Holdings, Ltd. 196,000 63,669
CK Asset Holdings, Ltd. 44,500 204,360
CTF Services, Ltd. 57,000 55,911
Dah Sing Banking Group, Ltd. 25,600 29,937
Dah Sing Financial Holdings,
Ltd. 13,200 49,101
Far East Consortium
International, Ltd. 2,042 206
Giordano International, Ltd.,
Registered 118,000 22,397
Great Eagle Holdings, Ltd. 23,000 43,129
Guoco Group, Ltd. 3,000 28,318
#Guotai Junan International
Holdings, Ltd. 290,000 236,433
Hang Lung Group, Ltd. 42,000 76,082
Hang Lung Properties, Ltd. 111,783 115,058
Hang Seng Bank, Ltd. 14,800 216,061
HKBN, Ltd. 23,000 14,620
HKT Trust & HKT, Ltd., Class
SS 74,000 116,515
Hong Kong Technology
Venture Co., Ltd. 20,000 4,153
Hysan Development Co., Ltd. 28,000 55,857
IGG, Inc. 60,000 31,567
ΩImpro Precision Industries,
Ltd. 1,000 387
Johnson Electric Holdings, Ltd. 31,500 93,497
Kerry Properties, Ltd., Class B 40,000 107,006
KLN Logistics Group Ltd 25,000 26,274
Kowloon Development Co.,
Ltd. 6,660 2,715
Luk Fook Holdings
International, Ltd., Registered 23,000 60,210
Man Wah Holdings, Ltd. 72,000 40,632
MGM China Holdings, Ltd.,
Class B 43,600 92,199
*NagaCorp, Ltd. 46,000 24,260
Oriental Watch Holdings,
Class B 22,000 9,500
#PAX Global Technology, Ltd. 93,000 80,679
Perfect Medical Health
Management, Ltd. 1,000 209
Pico Far East Holdings, Ltd. 58,000 18,915
Power Assets Holdings, Ltd. 54,500 358,936
PRADA SpA 38,200 208,762
#Sa Sa International Holdings,
Ltd., Class B 8,000 632
ΩSamsonite Group SA 69,000 141,164
Sands China, Ltd. 46,400 112,542
*Shandong Hi-Speed Holdings
Group, Ltd. 93,000 207,562
*Shun Tak Holdings, Ltd.,
Registered 4,000 336
*SJM Holdings, Ltd. 71,000 28,219
Sun Hung Kai Properties, Ltd. 30,500 363,280
Swire Pacific, Ltd., Class A 12,000 108,611

29
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
HONG KONG — (Continued)
Swire Pacific, Ltd., Class B 22,500 $ 35,427
Swire Properties, Ltd. 16,800 45,157
Techtronic Industries Co., Ltd.,
Class B 57,000 684,726
*Television Broadcasts, Ltd. 16,700 8,871
*Theme International Holdings,
Ltd. 420,000 44,943
Town Health International
Medical Group, Ltd. 6,000 210
*Viva Goods Company, Ltd. 208,000 14,043
*Vobile Group, Ltd. 22,000 9,809
VSTECS Holdings, Ltd. 36,000 41,824
VTech Holdings, Ltd. 9,800 72,782
Wharf Real Estate Investment
Co., Ltd. 62,000 197,057
Wynn Macau, Ltd., Class B 37,600 31,182
#*Yunfeng Financial Group,
Ltd. 4,000 1,845
TOTAL HONG KONG 7,708,258
IRELAND — (0.5%)
AIB Group PLC 188,094 1,496,209
Bank of Ireland Group PLC 78,181 1,056,331
Cairn Homes PLC 65,846 164,293
Dalata Hotel Group PLC 9,484 69,254
FBD Holdings PLC 2,779 44,371
Glanbia PLC 3,734 54,490
Ω*Glenveagh Properties PLC 39,774 85,310
Kerry Group PLC, Class A 3,737 347,092
Kingspan Group PLC 11,315 940,855
*Permanent TSB Group
Holdings PLC 69 164
TOTAL IRELAND 4,258,369
ISRAEL — (0.8%)
Africa Israel Residences, Ltd. 366 29,635
*Airport City, Ltd. 2,777 49,768
Arad, Ltd. 20 306
*Argo Properties NV 682 22,354
#*Ashdod Refinery, Ltd. 246 4,238
Ashtrom Group, Ltd. 2,320 48,607
Aura Investments, Ltd. 12,600 84,678
Ayalon Holdings, Ltd. 54 928
Azorim-Investment
Development & Construction
Co., Ltd. 4,870 31,652
Bank Hapoalim BM 20,435 385,498
Bank Leumi Le-Israel BM,
Class IS 28,543 530,628
*Bet Shemesh Engines
Holdings 1997, Ltd., Class B 501 95,368
*Big Shopping Centers, Ltd. 228 43,697
Blue Square Real Estate, Ltd. 308 35,261
*Camtek, Ltd. 81 7,939
Carasso Motors, Ltd. 2,655 31,429
Castro Model, Ltd. 297 12,886
Clal Insurance Enterprises
Holdings, Ltd., Registered 8,004 386,210
Danel Adir Yeoshua, Ltd. 441 60,744
Danya Cebus, Ltd. 380 13,934
Shares Value
ISRAEL — (Continued)
Delta Galil, Ltd. 745 $ 39,637
*Doral Group Renewable
Energy Resources, Ltd., Class
B 13,654 64,998
Elbit Systems, Ltd. 280 130,679
Electra Consumer Products
1970, Ltd. 1,188 47,309
Electra, Ltd., Class B 202 123,245
*Ellomay Capital, Ltd. 8 145
#Energix-Renewable Energies,
Ltd. 21,637 84,824
*Enlight Renewable Energy,
Ltd. 6,325 156,286
*Enlight Renewable Energy,
Ltd. 3,862 95,121
First International Bank Of
Israel, Ltd. (The) 2,345 163,679
FMS Enterprises Migun, Ltd. 4 172
Formula Systems 1985, Ltd. 819 98,856
Formula Systems 1985, Ltd.,
ADR 20 2,200
Fox Wizel, Ltd. 767 79,761
*Gilat Satellite Networks, Ltd. 220 1,657
*Hagag Group Real Estate
Development 5,122 32,128
Harel Insurance Investments &
Financial Services, Ltd. 4,031 122,263
Hilan, Ltd. 1,510 123,645
ICL Group, Ltd. 7,197 45,080
IDI Insurance Co., Ltd. 934 54,070
Ilex Medical, Ltd. 8 142
Inrom Construction Industries,
Ltd. 10,369 60,791
Israel Canada T.R, Ltd., Class
A 6,131 30,632
Israel Discount Bank, Ltd.,
Class A 8,509 81,789
Isras Investment Co., Ltd. 96 26,152
Kvutzat Acro, Ltd. 1,787 26,078
Land Development Nimrodi
Group, Ltd. 118 1,254
M Yochananof & Sons, Ltd. 587 54,226
#Magic Software Enterprises,
Ltd. 3,363 69,648
*Malam - Team, Ltd. 8 271
Matrix IT, Ltd. 2,249 82,997
Max Stock, Ltd. 4,826 25,747
Mediterranean Towers, Ltd. 2,838 10,256
Mega Or Holdings, Ltd. 861 40,555
Menora Mivtachim Holdings,
Ltd. 1,373 119,873
Meshulam Levinstein
Contracting & Engineering,
Ltd. 4 587
Mivne Real Estate KD, Ltd. 31,073 117,602
Mizrahi Tefahot Bank, Ltd. 2,350 145,810
*Nayax, Ltd. 541 23,920
Neto Malinda Trading, Ltd. 809 33,909

30
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
ISRAEL — (Continued)
Next Vision Stabilized
Systems, Ltd. 2,891 $ 119,045
#*Nice, Ltd., Sponsored ADR 811 126,556
Novolog, Ltd. 21,684 8,884
Oil Refineries, Ltd. 248,214 65,115
One Software Technologies,
Ltd. 3,235 84,017
*OY Nofar Energy, Ltd. 1,249 37,478
Palram Industries 1990, Ltd. 1,273 27,823
Partner Communications Co.,
Ltd. 15,224 140,905
Paz Retail And Energy, Ltd. 1,035 191,832
*Perion Network, Ltd. 1,231 13,353
Phoenix Financial, Ltd. 14,843 508,825
Plasson Industries, Ltd., Class
B 4 242
Polyram Plastic Industries, Ltd. 6,297 20,454
Prashkovsky Investments and
Construction, Ltd. 404 15,576
Qualitau, Ltd. 314 39,641
Rami Levy Chain Stores
Hashikma Marketing 2006, Ltd. 755 70,568
Retailors, Ltd. 1,989 41,391
Sano-Brunos Enterprises, Ltd.,
Class 1 4 414
Scope Metals Group, Ltd. 270 12,097
Shufersal, Ltd. 11,401 138,320
Telsys, Ltd. 225 14,193
*Teva Pharmaceutical
Industries, Ltd. 2,353 38,805
*Teva Pharmaceutical
Industries, Ltd., Sponsored
ADR 17,990 277,946
Turpaz Industries, Ltd. 4,241 64,466
*Veridis Environment, Ltd. 1,375 9,593
Villar International, Ltd. 406 22,774
YD More Investments, Ltd. 290 2,999
YH Dimri Construction &
Development, Ltd. 597 65,109
TOTAL ISRAEL 6,452,175
ITALY — (2.9%)
A2A SpA 62,500 152,582
ACEA SpA 4,640 103,186
Aeroporto Guglielmo Marconi
Di Bologna SpA 16 153
Amplifon SpA 4,710 79,595
Ariston Holding NV, Class B 8,980 46,847
Arnoldo Mondadori Editore
SpA 17,324 40,053
Ascopiave SpA 8,197 28,427
Avio SpA 324 11,125
Azimut Holding SpA 10,701 365,841
B&C Speakers SpA 8 151
Banca Generali SpA 7,120 399,635
Banca IFIS SpA 2,337 65,051
Banca Mediolanum SpA 24,253 430,259
Banco BPM SpA, Class R 40,041 513,281
BasicNet SpA, Registered 52 425
BF SpA 191 949
Shares Value
ITALY — (Continued)
#Biesse SpA 156 $ 1,279
BPER Banca SPA 85,997 850,019
Brunello Cucinelli SpA 3,113 351,024
*Cairo Communication SpA 8,381 26,187
ΩCarel Industries SpA 1,320 36,033
Cembre SpA 4 272
*CIR SpA-Compagnie
Industriali 35,128 27,179
Credito Emiliano SpA 4,498 68,470
Datalogic SpA, Class M 645 3,496
#Davide Campari-Milano NV,
Class M 12,426 86,186
De' Longhi SpA 2,510 82,909
Emak SpA 104 104
ΩEnav SpA 22,188 97,771
Enel SpA 123,912 1,096,716
ERG SpA 4,879 105,989
Esprinet SpA, Class B 2,643 12,599
Ferrari NV, ADR 3,875 1,718,136
#Ferretti SpA 13,345 40,445
Fila SpA 2,439 24,147
*Fincantieri SpA 6,253 121,738
FinecoBank Banca Fineco SpA 68,713 1,472,236
#Garofalo Health Care SpA 12 69
Gefran SpA 4 48
#*Geox SpA 212 73
Hera SpA 99,776 427,786
IMMSI SpA, Registered 164 95
Intercos SpA 4,116 55,118
Interpump Group SpA, Class R 3,111 128,042
Intesa Sanpaolo SpA 351,716 2,131,527
Iren SpA 18,476 53,036
Italgas SpA 48,668 403,566
Italmobiliare SpA 1,168 37,765
Iveco Group NV 21,047 437,340
#*Juventus Football Club SpA 4,168 13,224
Leonardo SpA 13,081 707,716
Lottomatica Group Spa 1,202 32,523
LU-VE SpA, Registered 69 2,563
Maire SpA 19,631 272,993
MARR SpA 4,038 47,511
#Mediobanca Banca di Credito
Finanziario SpA 33,301 737,134
MFE-MediaForEurope NV,
Class A 25,463 81,019
MFE-MediaForEurope NV,
Class B 84 379
Moncler SpA 20,770 1,115,867
ΩNexi SpA 17,542 100,589
ΩOVS SpA 22,728 94,636
Pharmanutra SpA 379 19,932
#Piaggio & C SpA 10,563 22,934
Prysmian SpA 9,032 727,555
Recordati Industria Chimica e
Farmaceutica SpA 5,640 325,344
Reply SpA 2,135 336,240
Rizzoli Corriere Della Sera
Mediagroup SpA, Class A 220 259
#*Safilo Group SpA 5,900 7,361

31
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
ITALY — (Continued)
Saipem SpA 238,703 $ 640,395
#*Salvatore Ferragamo SpA 2,568 14,649
Sanlorenzo SpA 1,321 44,753
#Sesa SpA 751 56,988
Snam SpA 79,979 464,471
SOL SpA 3,338 178,799
#Stellantis NV, ADR 36,497 324,458
ΩTechnogym SpA 14,481 224,248
*Telecom Italia SpA 501,865 259,689
*Telecom Italia SpA 884,703 408,779
Tenaris SA 11,409 201,617
#Tenaris SA, Sponsored ADR 6,943 242,589
Terna - Rete Elettrica
Nazionale 20,334 196,705
TXT e-solutions SpA 414 15,992
UniCredit SpA 22,415 1,658,080
Unipol Assicurazioni SpA 28,742 579,472
Webuild SpA 32,188 145,594
TOTAL ITALY 22,438,017
JAPAN — (19.5%)
A&D HOLON Holdings Co.,
Ltd. 2,200 29,617
ABC-Mart, Inc. 5,300 99,629
#*Access Co., Ltd. 1,100 5,255
AD Works Group Co., Ltd. 3,800 8,964
#Adastria Co., Ltd., Class B 1,800 35,941
ADEKA Corp. 9,800 194,639
Advan Group Co., Ltd. 200 1,152
Advanced Media, Inc. 300 2,392
Advantest Corp. 23,600 1,623,044
#Aeon Co., Ltd. 19,084 612,864
#Aeon Hokkaido Corp. 2,500 14,918
Ai Holdings Corp. 3,200 51,478
Aica Kogyo Co., Ltd. 6,000 148,590
#Aichi Steel Corp. 4,800 73,645
Aida Engineering, Ltd. 5,700 34,618
Ain Holdings, Inc. 3,101 120,747
Air Water, Inc. 10,000 149,041
Airman Corp. 1,900 26,058
#Airtech Japan, Ltd. 300 2,173
Aisan Industry Co., Ltd. 2,700 30,087
#*Akebono Brake Industry
Co., Ltd. 11,000 7,748
Akita Bank, Ltd. (The) 1,500 32,792
Alconix Corp. 3,300 46,333
Alfresa Holdings Corp. 14,600 213,138
Allied Telesis Holdings KK,
Class B 7,200 8,946
#Alpen Co., Ltd. 1,600 25,718
Alps Alpine Co., Ltd.,
Registered 14,700 156,284
ALSOK Co., Ltd. 21,900 153,305
Altech Corp. 1,100 20,086
Amada Co., Ltd. 28,300 320,901
Amano Corp. 4,100 115,049
#Amiyaki Tei Co., Ltd. 400 4,064
Amvis Holdings, Inc. 4,300 14,943
Anest Iwata Corp. 1,200 12,535
Shares Value
JAPAN — (Continued)
#*AnGes, Inc. 17,100 $ 8,067
Anicom Holdings, Inc., Class B 9,400 48,907
Anycolor, Inc. 2,200 69,657
*AnyMind Group, Inc. 600 2,288
Aoyama Trading Co., Ltd. 3,700 56,694
Aoyama Zaisan Networks Co.,
Ltd. 3,000 36,121
Aozora Bank, Ltd., Class A 6,600 97,249
Arata Corp. 2,300 49,364
#ARCLANDS Corp. 4,387 50,838
Arcs Co., Ltd. 1,500 30,250
ARE Holdings, Inc. 4,000 47,576
Arealink Co., Ltd. 2,000 33,822
Argo Graphics, Inc. 1,000 35,151
Artience Co., Ltd. 5,800 124,483
As One Corp. 5,600 88,952
Asahi Co., Ltd. 1,700 15,227
Asahi Diamond Industrial Co.,
Ltd. 3,700 18,390
Asahi Group Holdings, Ltd. 40,600 517,701
Asahi Kasei Corp. 101,800 713,977
#Asahi Kogyosha Co., Ltd. 1,500 25,755
ASAHI YUKIZAI Corp. 1,400 40,513
Asanuma Corp., Registered 5,100 27,246
Asics Corp. 38,800 919,887
ASKA Pharmaceutical
Holdings Co., Ltd. 900 14,819
ASKUL Corp. 6,500 65,520
Astellas Pharma, Inc. 101,000 1,059,361
#Astena Holdings Co., Ltd. 1,900 6,237
Atrae, Inc. 1,100 5,635
Aucnet, Inc. 1,800 20,249
Autobacs Seven Co., Ltd. 9,300 91,273
Avant Group Corp. 2,700 27,252
Axial Retailing, Inc. 4,300 32,715
Azbil Corp. 39,700 374,986
AZ-COM MARUWA Holdings,
Inc. 4,100 31,848
Bandai Namco Holdings, Inc. 23,400 763,130
Bando Chemical Industries,
Ltd. 1,400 16,763
#*Bank of Innovation, Inc. 200 15,868
Base Co., Ltd. 300 7,017
BayCurrent, Inc., Registered 10,600 611,087
Beauty Garage, Inc. 200 2,271
Belc Co., Ltd., Class R 1,200 57,809
Bell System24 Holdings, Inc. 6,100 55,044
Belluna Co., Ltd. 4,500 28,705
#Bic Camera, Inc. 10,000 105,286
BIPROGY, Inc. 6,600 267,210
B-Lot Co., Ltd., Class B 700 6,847
#Bookoff Group Holdings, Ltd. 900 8,612
Br. Holdings Corp. 200 461
#BrainPad, Inc. 2,400 21,593
#BRONCO BILLY Co., Ltd. 100 2,704
Brother Industries, Ltd. 10,100 172,981
Buffalo, Inc. 100 1,591
Bunka Shutter Co., Ltd. 6,600 112,576
BuySell Technologies Co., Ltd. 600 11,622

32
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
C. Uyemura & Co., Ltd. 900 $ 58,188
Canon Electronics, Inc. 1,100 18,712
Canon Marketing Japan, Inc. 2,600 94,709
Canon, Inc. 4,600 131,433
Canon, Inc., Sponsored ADR 5,500 156,695
Capcom Co., Ltd. 15,800 406,929
#Careerlink Co., Ltd. 800 11,982
#Carenet, Inc. 500 2,555
#Carlit Co., Ltd., Class B 3,000 26,174
Casio Computer Co., Ltd. 7,400 58,932
Cawachi, Ltd. 1,700 31,143
Celsys, Inc. 2,700 29,907
Central Automotive Products,
Ltd. 1,200 15,389
Central Japan Railway Co. 7,200 167,974
#Ceres, Inc. 1,200 19,352
#Change Holdings, Inc. 7,400 57,186
Charm Care Corp. KK 1,700 15,024
#Chiba Bank, Ltd. (The) 6,900 65,151
#Chikaranomoto Holdings Co.,
Ltd. 400 3,833
Chori Co., Ltd. 800 20,386
Chugai Pharmaceutical Co.,
Ltd. 23,100 1,129,712
Chugoku Marine Paints, Ltd. 5,800 119,858
CKD Corp. 3,500 63,607
Coca-Cola Bottlers Japan
Holdings, Inc. 9,100 139,679
Computer Engineering &
Consulting, Ltd. 1,200 17,853
COMSYS Holdings Corp. 8,300 191,430
Comture Corp. 2,300 26,837
Concordia Financial Group,
Ltd. 23,200 155,854
Cosel Co., Ltd. 3,400 26,478
Cosmos Initia Co., Ltd. 1,000 9,469
Cosmos Pharmaceutical Corp. 6,600 413,555
*Cover Corp. 2,500 35,599
Create SD Holdings Co., Ltd. 2,300 52,650
Creek & River Co., Ltd. 900 8,970
Cresco, Ltd. 1,600 18,254
CrowdWorks, Inc. 400 3,003
CTI Engineering Co., Ltd. 1,400 28,280
*CUC, Inc. 1,400 10,903
Curves Holdings Co., Ltd. 4,800 23,857
CyberAgent, Inc. 37,100 377,668
Cybozu, Inc. 2,000 53,756
Dai Nippon Printing Co., Ltd. 5,700 88,268
#Dai Nippon Toryo Co., Ltd. 600 4,968
Dai-Dan Co., Ltd. 4,500 138,593
Daido Steel Co., Ltd. 9,500 73,477
Daifuku Co., Ltd. 19,800 509,949
Daihatsu Infinearth Mfg Co.,
Ltd. 2,300 40,332
Daihen Corp. 1,200 57,650
Daiho Corp. 1,100 6,103
Daiichi Jitsugyo Co., Ltd. 1,400 23,871
#Daiichi Kigenso Kagaku-
Kogyo Co., Ltd. 100 456
Shares Value
JAPAN — (Continued)
Dai-ichi Life Holdings, Inc. 102,300 $ 818,087
Daiichi Sankyo Co., Ltd. 21,900 541,334
Daiki Aluminium Industry Co.,
Ltd. 3,800 26,462
Daikin Industries, Ltd. 3,201 396,150
#Daikoku Denki Co., Ltd. 200 2,961
#Daikokutenbussan Co., Ltd. 700 33,490
Daikyonishikawa Corp. 2,700 12,828
Dainichiseika Color &
Chemicals Manufacturing Co.,
Ltd. 700 15,838
Daiseki Co., Ltd. 2,100 49,327
Daisue Construction Co., Ltd. 800 12,423
Daito Trust Construction Co.,
Ltd. 2,900 299,066
Daiwa House Industry Co., Ltd. 41,000 1,363,261
Daiwa Securities Group, Inc. 31,600 221,942
Daiwabo Holdings Co., Ltd. 4,800 88,827
DCM Holdings Co., Ltd. 4,400 41,984
Dear Life Co., Ltd. 7,300 62,088
Denso Corp. 21,700 296,456
Dentsu Group, Inc. 12,200 242,265
Dentsu Soken, Inc. 1,500 66,082
DIC Corp. 11,400 226,720
Digital Arts, Inc. 800 42,686
Digital Hearts Holdings Co.,
Ltd. 600 3,843
#dip Corp. 3,200 52,052
Disco Corp. 1,100 332,935
DKS Co., Ltd. 800 27,589
DMG Mori Co., Ltd. 18,400 426,576
Doutor Nichires Holdings Co.,
Ltd. 2,900 48,367
Dowa Holdings Co., Ltd. 5,900 194,373
DTS Corp. 2,700 90,063
#DyDo Group Holdings, Inc. 2,200 39,075
Eagle Industry Co., Ltd. 1,100 17,696
Earth Corp. 1,600 51,882
EAT&HOLDINGS Co., Ltd. 100 1,390
Ebara Corp. 31,400 584,205
Ebara Jitsugyo Co., Ltd. 400 10,379
Ebase Co., Ltd. 200 675
EDION Corp. 6,800 90,640
eGuarantee, Inc. 4,400 43,855
Eisai Co., Ltd. 5,700 161,840
Elan Corp., Class B 200 1,140
Elecom Co., Ltd. 4,600 60,001
#EM Systems Co., Ltd. 2,700 13,779
en Japan, Inc. 5,700 66,660
Endo Lighting Corp. 500 7,950
Envipro Holdings, Inc. 1,000 3,329
#eRex Co., Ltd. 2,900 14,395
ES-Con Japan, Ltd. 7,900 51,234
#Eslead Corp. 400 12,412
EXEO Group, Inc. 24,000 317,672
Ezaki Glico Co., Ltd. 3,800 118,069
FANUC Corp. 11,700 332,042
Fast Retailing Co., Ltd. 5,600 1,725,825
Ferrotec Corp. 5,900 143,094

33
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
#FFRI Security, Inc. 300 $ 12,419
#FIDEA Holdings Co., Ltd. 1,000 10,146
#Fixstars Corp. 2,900 39,792
Forum Engineering, Inc. 200 1,624
#Foster Electric Co., Ltd. 1,500 18,838
FP Corp. 4,000 72,056
France Bed Holdings Co., Ltd. 1,300 11,204
#*Fronteo, Inc. 1,800 11,961
Fudo Tetra Corp. 600 9,449
#Fuji Co., Ltd. 1,100 14,838
Fuji Corp. 4,800 90,565
Fuji Electric Co., Ltd. 4,300 216,493
Fuji Oil Co., Ltd. 6,200 13,760
Fuji Pharma Co., Ltd. 800 7,474
Fuji Seal International, Inc. 4,000 73,996
Fujikura Composites, Inc. 1,000 10,612
Fujikura, Ltd. 15,100 1,040,981
Fujimi, Inc. 4,100 62,060
#Fujio Food Group, Inc. 600 4,521
Fujitec Co., Ltd. 200 7,461
Fujitsu, Ltd. 25,700 564,394
#Fujiya Co., Ltd. 700 11,507
Fukuda Corp. 400 14,167
Fukuda Denshi Co., Ltd. 1,000 46,779
Fukui Computer Holdings, Inc. 800 16,240
FULLCAST Holdings Co., Ltd. 3,200 35,701
Fumakilla, Ltd. 600 4,421
Funai Soken Holdings, Inc. 4,800 75,878
Furukawa Co., Ltd. 3,000 48,022
Furukawa Electric Co., Ltd. 4,600 281,053
Furuno Electric Co., Ltd. 1,900 55,297
Furyu Corp. 2,300 16,169
Fuso Chemical Co., Ltd. 2,600 74,547
Futaba Industrial Co., Ltd. 4,100 22,258
Future Corp. 4,200 66,086
G-7 Holdings, Inc. 1,400 12,196
*GA Technologies Co., Ltd. 2,100 28,201
Gakken Holdings Co., Ltd. 1,200 7,655
Gakujo Co., Ltd. 700 8,656
Galilei Co., Ltd. 600 13,236
Genki Global Dining Concepts
Corp. 800 18,605
Genky DrugStores Co., Ltd. 1,800 53,763
Geo Holdings Corp.,
Registered 2,400 26,361
Gift Holdings, Inc. 400 9,329
giftee, Inc. 1,600 15,022
Giken, Ltd. 1,100 10,540
Global Link Management KK 100 1,476
GLOBERIDE, Inc. 1,100 16,548
Glory, Ltd. 2,800 72,319
#GMO Financial Gate, Inc. 200 6,452
GMO Financial Holdings, Inc. 3,900 21,716
GMO Payment Gateway, Inc. 4,300 243,494
Goldwin, Inc. 1,901 99,007
#Good Com Asset Co., Ltd. 1,100 9,034
grems, Inc. 200 3,346
GS Yuasa Corp. 6,500 117,911
Shares Value
JAPAN — (Continued)
GSI Creos Corp. 1,100 $ 15,547
G-Tekt Corp. 1,500 18,589
*Gumi, Inc. 4,200 17,582
Gunma Bank, Ltd. (The) 8,900 83,976
H.U. Group Holdings, Inc.,
Class B 3,500 75,747
H2O Retailing Corp. 6,100 80,924
#Hagihara Industries, Inc. 1,000 10,499
Hagiwara Electric Holdings
Co., Ltd. 1,100 25,253
Hakuhodo DY Holdings, Inc. 19,583 155,563
Halows Co., Ltd. 400 13,170
Hamamatsu Photonics KK 13,700 168,547
Hamee Corp., Class A 100 845
Hankyu Hanshin Holdings, Inc. 4,700 122,922
Hanwa Co., Ltd., Class B 2,500 101,332
#Happinet Corp., Class B 3,100 118,031
Hard Off Corp. Co., Ltd. 100 1,161
Haseko Corp. 20,300 302,824
Hazama Ando Corp. 14,400 153,478
Heiwa Real Estate Co., Ltd. 1,400 20,596
Heiwado Co., Ltd. 3,100 60,025
#Hennge K.K. 800 8,936
Hioki EE Corp. 900 33,430
#Hirano Tecseed Co., Ltd. 700 7,242
Hirata Corp. 3,503 49,975
Hirose Electric Co., Ltd. 900 114,402
#HIS Co., Ltd. 14,000 133,214
Hitachi Construction Machinery
Co., Ltd. 9,900 288,787
Hitachi, Ltd. 130,000 4,057,344
Hochiki Corp. 1,100 23,243
Hokkaido Gas Co., Ltd. 6,000 24,280
Hokko Chemical Industry Co.,
Ltd. 2,100 20,875
#Hokuetsu Corp. 4,800 32,596
Honda Motor Co., Ltd. 48,500 505,641
#Honda Motor Co., Ltd.,
Sponsored ADR 8,900 278,036
#H-One Co., Ltd. 1,400 13,238
#Honeys Holdings Co., Ltd. 900 8,893
Hoosiers Holdings Co., Ltd. 900 8,091
Horiba, Ltd. 3,000 224,061
Hoshizaki Corp. 5,200 179,432
#Hosokawa Micron Corp. 600 21,569
#Hotland Holdings Co., Ltd. 700 9,279
House Foods Group, Inc. 3,000 55,726
Hulic Co., Ltd. 31,000 297,754
Hurxley Corp. 300 1,258
Ichigo, Inc. 6,200 16,603
Ichikoh Industries, Ltd. 300 762
Ichinen Holdings Co., Ltd. 2,000 22,938
#ID Holdings Corp. 1,200 20,293
Idec Corp. 1,400 21,294
IDOM, Inc. 9,900 64,730
IHI Corp. 6,900 778,740
Iida Group Holdings Co., Ltd. 8,500 120,190
I'll, Inc. 100 1,876
Inaba Denki Sangyo Co., Ltd. 2,300 60,627

34
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Inaba Seisakusho Co., Ltd. 300 $ 3,564
Inabata & Co., Ltd. 1,000 21,828
#I-NE Co., Ltd. 300 3,383
Infomart Corp. 25,800 71,831
INFRONEER Holdings, Inc. 16,000 136,350
Insource Co., Ltd. 7,600 46,612
#Intage Holdings, Inc. 800 10,382
Intelligent Wave, Inc. 600 4,294
Inter Action Corp. 100 897
Internet Initiative Japan, Inc.,
Class R 6,700 124,121
#Inui Global Logistics Co., Ltd. 1,300 10,927
#IPS, Inc. 200 3,681
Iseki & Co., Ltd. 1,600 14,937
#Isetan Mitsukoshi Holdings,
Ltd. 6,400 91,666
Ishihara Sangyo Kaisha, Ltd.,
Class A 1,400 20,438
#Istyle, Inc. 18,000 69,132
Isuzu Motors, Ltd. 47,400 613,386
Itfor, Inc. 1,400 14,233
#ITmedia, Inc. 400 4,394
Ito En, Ltd. 9,501 207,198
Itochu Enex Co., Ltd. 7,400 99,965
Itochu-Shokuhin Co., Ltd. 800 54,008
Itoki Corp. 5,600 86,738
#Iwaki Co., Ltd. 300 5,279
Izumi Co., Ltd. 1,300 27,573
#J Front Retailing Co., Ltd. 16,700 227,205
JAC Recruitment Co., Ltd. 6,800 47,940
*Jade Group, Inc. 400 3,700
Japan Airport Terminal Co.,
Ltd. 3,701 113,026
Japan Business Systems, Inc. 300 2,888
Japan Cash Machine Co., Ltd. 1,900 12,069
*Japan Communications, Inc. 9,000 9,688
#Japan Electronic Materials
Corp. 1,400 22,829
#Japan Elevator Service
Holdings Co., Ltd. 3,500 94,538
#Japan Engine Corp. 300 15,150
Japan Exchange Group, Inc. 21,100 207,502
Japan Investment Adviser Co.,
Ltd. 3,600 44,063
Japan Lifeline Co., Ltd. 10,500 101,375
Japan Material Co., Ltd. 5,500 50,982
#Japan Medical Dynamic
Marketing, Inc. 900 3,158
Japan Post Insurance Co., Ltd. 6,900 177,710
Japan Property Management
Center  Co., Ltd. 1,600 12,492
Japan Pulp & Paper Co., Ltd. 5,600 24,485
Japan Securities Finance Co.,
Ltd. 6,600 80,606
Japan Steel Works, Ltd. (The) 2,500 156,500
#Japan System Techniques
Co., Ltd. 900 11,219
Japan Wool Textile Co., Ltd.
(The) 2,800 26,047
Shares Value
JAPAN — (Continued)
JBCC Holdings, Inc. 3,200 $ 27,855
JCU Corp. 1,900 45,261
JDC Corp. 3,700 11,506
Jeol, Ltd. 3,800 110,595
JINS Holdings, Inc. 900 48,141
JINUSHI Co., Ltd. 2,400 37,939
JM Holdings Co., Ltd. 1,100 21,094
Joshin Denki Co., Ltd. 2,500 40,898
Joyful Honda Co., Ltd. 4,100 56,884
JP-Holdings, Inc. 3,200 11,588
JSP Corp. 1,200 15,166
JTEKT Corp. 16,100 140,198
*Juki Corp., Registered 2,200 5,847
Justsystems Corp. 1,900 48,354
JVCKenwood Corp.,
Registered 24,000 190,013
Kadokawa Corp. 4,800 117,819
Kaga Electronics Co., Ltd.,
Class B 3,000 57,969
Kajima Corp. 11,600 292,361
Kakaku.com, Inc. 16,100 277,079
Kamakura Shinsho, Ltd. 1,400 5,200
Kamei Corp. 800 13,709
Kamigumi Co., Ltd. 4,100 115,349
Kanaden Corp. 500 6,279
Kanadevia Corp. 15,700 106,722
Kanamoto Co., Ltd. 4,400 99,698
Kandenko Co., Ltd. 10,900 260,450
Kaneka Corp. 3,400 97,010
Kanematsu Corp. 12,500 236,760
#Kanro, Inc. 600 7,583
Kansai Paint Co., Ltd. 19,400 277,474
Kanto Denka Kogyo Co., Ltd. 3,000 17,084
Katitas Co., Ltd. 5,500 93,083
Kato Sangyo Co., Ltd. 2,300 87,571
Kato Works Co., Ltd. 900 8,133
#KAWADA TECHNOLOGIES,
Inc. 500 13,173
Kawasaki Heavy Industries,
Ltd. 9,800 724,117
KDDI Corp., Class A 75,700 1,250,223
KeePer Technical Laboratory
Co., Ltd. 1,900 41,536
Keihan Holdings Co., Ltd. 4,300 88,546
Keihanshin Building Co., Ltd. 1,600 16,638
Keikyu Corp. 11,300 116,720
Keio Corp. 4,700 110,461
KEIWA, Inc. 300 2,492
Kewpie Corp. 5,600 153,680
Keyence Corp. 3,400 1,247,085
KH Neochem Co., Ltd. 2,100 40,020
Kikkoman Corp. 17,600 154,838
#Kimura Chemical Plants Co.,
Ltd. 1,400 9,517
Kintetsu Group Holdings Co.,
Ltd. 8,801 169,388
Kirin Holdings Co., Ltd. 21,600 286,909
Ki-Star Real Estate Co., Ltd. 800 25,782
Kitz Corp. 6,300 53,248

35
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
*KLab, Inc., Class B 4,700 $ 3,841
Koatsu Gas Kogyo Co., Ltd. 2,100 15,293
#Kobayashi Pharmaceutical
Co., Ltd. 1,900 67,089
Koei Tecmo Holdings Co., Ltd. 4,300 56,788
Kohnan Shoji Co., Ltd., Class
R 1,100 28,506
#Kohoku Kogyo Co., Ltd. 200 3,518
Kohsoku Corp. 100 1,935
Koito Manufacturing Co., Ltd. 14,400 185,340
Kojima Co., Ltd. 2,300 18,416
#Kokusai Electric Corp. 9,600 217,458
Kokuyo Co., Ltd. 49,600 292,996
Komatsu, Ltd., Class R 32,700 1,057,082
KOMEDA Holdings Co., Ltd. 5,700 114,004
Komeri Co., Ltd. 100 2,076
Konami Group Corp., Class B 3,200 436,320
*Konica Minolta, Inc. 29,600 96,552
Konishi Co., Ltd. 7,800 63,335
Konoike Transport Co., Ltd. 1,000 21,462
#Konoshima Chemical Co.,
Ltd. 300 2,595
#Kosaido Holdings Co., Ltd. 5,900 17,995
Kose Corp. 2,700 104,523
Kotobuki Spirits Co., Ltd.,
Class R 9,901 133,717
*Kourakuen Corp. 600 4,087
KPP Group Holdings Co., Ltd. 3,200 16,607
Krosaki Harima Corp. 1,800 41,264
KRS Corp. 500 11,329
K's Holdings Corp. 9,700 97,519
Kubota Corp., Class R 48,100 539,984
Kumagai Gumi Co., Ltd. 1,500 45,051
Kumiai Chemical Industry Co.,
Ltd. 12,200 66,069
Kura Sushi, Inc. 600 16,605
Kureha Corp. 2,700 62,075
#Kurimoto, Ltd. 300 15,728
Kurita Water Industries, Ltd. 9,000 350,444
Kusuri no Aoki Holdings Co.,
Ltd. 6,100 163,186
Kyoei Steel, Ltd. 2,700 38,967
Kyokuto Boeki Kaisha, Ltd. 700 7,144
Kyokuto Kaihatsu Kogyo Co.,
Ltd. 4,200 73,509
Kyokuyo Co., Ltd. 1,300 40,470
Kyorin Pharmaceutical Co.,
Ltd. 3,200 32,384
Kyosan Electric Manufacturing
Co., Ltd. 7,000 23,536
Kyowa Kirin Co., Ltd. 7,500 129,423
Kyudenko Corp. 5,100 218,816
Kyushu Railway Co. 7,400 179,966
LA Holdings Co., Ltd. 500 20,499
Lacto Japan Co., Ltd. 300 8,024
LAND Co., Ltd. 159,200 10,578
#Laox Holdings Co., Ltd. 1,500 1,605
Lasertec Corp., Class A 3,201 330,107
Leopalace21 Corp. 25,700 122,442
Shares Value
JAPAN — (Continued)
Life Corp. 4,000 $ 64,215
Lifedrink Co., Inc. 2,500 37,360
LIFULL Co., Ltd. 10,400 13,821
#LIKE, Inc. 200 1,903
Link And Motivation, Inc. 1,600 5,348
Lintec Corp. 3,800 76,760
Lion Corp. 14,000 137,446
Lixil Corp. 13,600 158,597
Loadstar Capital KK 500 9,658
Look Holdings, Inc. 400 6,459
LY Corp. 58,600 216,107
#M&A Capital Partners Co.,
Ltd. 700 13,833
M3, Inc. 24,000 299,890
Mabuchi Motor Co., Ltd. 6,700 97,387
#Macbee Planet, Inc. 600 10,533
Macnica Holdings, Inc. 21,700 286,219
Maeda Kosen Co., Ltd. 1,200 15,238
Maezawa Industries, Inc. 100 1,161
Makino Milling Machine Co.,
Ltd. 2,000 152,696
Makita Corp. 6,400 199,959
#Mamiya-Op Co., Ltd. 100 1,012
#Management Solutions Co.,
Ltd. 1,100 12,426
Mandom Corp. 3,100 29,703
Mani, Inc. 7,100 60,222
#Maruchiyo Yamaokaya Corp. 300 12,419
Maruha Nichiro Corp. 3,700 77,199
MARUKA FURUSATO Corp. 2,300 36,419
Marumae Co., Ltd. 100 1,070
Maruzen Showa Unyu Co.,
Ltd. 1,200 57,490
#Marvelous, Inc. 700 2,526
Matching Service Japan Co.,
Ltd. 700 4,475
Matsuda Sangyo Co., Ltd. 1,200 28,825
#Matsui Securities Co., Ltd. 11,100 54,580
MatsukiyoCocokara & Co. 17,100 352,579
#Matsuya Co., Ltd. 1,200 8,986
Max Co., Ltd. 700 23,536
Maxvalu Tokai Co., Ltd. 400 8,452
Mazda Motor Corp. 46,801 283,365
MCJ Co., Ltd. 3,600 33,824
#MEC Co., Ltd. 2,600 48,719
Media Do Co., Ltd. 100 1,167
Medical System Network Co.,
Ltd., Class B 1,800 5,885
Medipal Holdings Corp. 21,500 358,583
#*Medley, Inc. 2,478 51,373
MedPeer, Inc. 1,000 4,645
Meidensha Corp. 5,400 205,960
MEIJI Holdings Co., Ltd. 6,500 132,250
MEITEC Group Holdings, Inc. 2,000 42,035
Meiwa Corp. 3,100 15,655
#Meiwa Estate Co., Ltd. 300 2,077
Menicon Co., Ltd. 5,500 42,978
*Mercari, Inc. 15,601 241,590
METAWATER Co., Ltd. 1,900 34,618

36
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Micronics Japan Co., Ltd. 400 $ 14,884
Mie Kotsu Group Holdings, Inc. 2,000 6,724
#MIGALO HOLDINGS, Inc. 200 1,290
Milbon Co., Ltd. 3,700 62,816
MIMAKI ENGINEERING Co.,
Ltd. 2,800 40,652
MINEBEA MITSUMI, Inc. 14,100 224,577
MIRAIT ONE Corp. 5,900 106,360
#Mirarth Holdings, Inc. 20,700 53,368
Miroku Jyoho Service Co., Ltd. 1,100 13,749
MISUMI Group, Inc. 15,000 218,479
Mitani Corp. 100 1,474
Mitsuba Corp. 2,100 11,973
Mitsubishi Chemical Group
Corp. 50,200 275,926
Mitsubishi Electric Corp. 39,900 886,048
Mitsubishi Estate Co., Ltd. 24,900 469,228
Mitsubishi Gas Chemical Co.,
Inc. 13,000 226,147
Mitsubishi Heavy Industries,
Ltd. 73,900 1,782,498
Mitsubishi Kakoki Kaisha, Ltd. 1,400 20,819
Mitsubishi Logisnext Co., Ltd. 3,800 49,591
Mitsubishi Logistics Corp. 25,400 217,806
#Mitsubishi Motors Corp. 65,101 172,945
Mitsubishi Pencil Co., Ltd. 300 4,148
Mitsubishi Research Institute,
Inc. 100 3,143
Mitsubishi Steel Manufacturing
Co., Ltd. 1,200 13,292
Mitsubishi UFJ Financial
Group, Inc. 150,700 2,113,375
Mitsui Chemicals, Inc. 8,500 191,638
Mitsui E&S Co., Ltd. 20,200 426,160
Mitsui Fudosan Co., Ltd. 45,200 408,015
Mitsui Mining & Smelting Co.,
Ltd. 3,800 162,863
Mitsui-Soko Holdings Co., Ltd. 6,000 156,882
Mitsuuroko Group Holdings
Co., Ltd. 5,000 70,999
Miura Co., Ltd. 4,800 96,577
#Miyaji Engineering Group,
Inc. 1,600 20,934
Mizuho Financial Group, Inc. 18,600 553,940
Mizuho Medy Co., Ltd. 600 5,673
Mizuno Corp. 3,300 60,652
Mochida Pharmaceutical Co.,
Ltd. 1,400 28,792
Modec, Inc. 3,700 158,576
Monex Group, Inc. 10,000 52,959
Monogatari Corp. (The) 1,100 28,835
MonotaRO Co., Ltd. 19,400 348,567
Morinaga & Co., Ltd. 3,200 51,414
Moriroku Co., Ltd. 600 9,684
Morita Holdings Corp. 3,500 53,583
Morito Co., Ltd. 500 5,113
MOS Food Services, Inc. 1,700 43,320
MrMax Holdings, Ltd. 100 567
Shares Value
JAPAN — (Continued)
MS&AD Insurance Group
Holdings, Inc. 38,000 $ 819,110
Mugen Estate Co., Ltd. 2,400 31,464
m-up Holdings, Inc. 4,000 56,507
Nabtesco Corp. 8,700 161,895
Nachi-Fujikoshi Corp. 700 15,047
Nafco Co., Ltd. 600 7,455
#Nagano Keiki Co., Ltd. 500 6,974
Nagase & Co., Ltd. 10,200 202,007
Nagoya Railroad Co., Ltd. 13,001 142,065
Nakabayashi Co., Ltd. 100 344
Nakanishi, Inc. 5,100 66,319
#Namura Shipbuilding Co.,
Ltd. 7,900 163,780
NEC Corp. 34,600 1,011,365
Nexon Co., Ltd. 8,700 160,363
#Nextage Co., Ltd. 6,300 79,496
#*NexTone, Inc. 200 2,461
NHK Spring Co., Ltd. 18,300 208,420
Nichiden Corp. 600 11,386
NIDEC Corp. 9,200 178,076
Nifco, Inc. 10,700 263,065
#Nihon Chouzai Co., Ltd. 600 14,014
Nihon House Holdings Co.,
Ltd. 1,500 3,070
Nihon M&A Center Holdings,
Inc. 28,400 143,420
Nikkiso Co., Ltd. 6,300 56,723
Nikko Co., Ltd. 300 1,509
#Nikkon Holdings Co., Ltd. 5,600 126,962
Nikon Corp. 15,300 149,803
Nintendo Co., Ltd. 41,800 3,524,649
Nippn Corp. 1,600 23,166
Nippon Aqua Co., Ltd. 200 1,083
Nippon Carbide Industries Co.,
Inc. 700 8,847
#Nippon Chemical Industrial
Co., Ltd. 200 2,833
Nippon Densetsu Kogyo Co.,
Ltd. 1,300 24,930
NIPPON EXPRESS
HOLDINGS, Inc. 18,000 396,611
Nippon Gas Co., Ltd. 14,800 270,293
Nippon Kayaku Co., Ltd. 15,500 145,736
Nippon Light Metal Holdings
Co., Ltd. 9,200 107,836
Nippon Paint Holdings Co.,
Ltd. 53,400 456,310
Nippon Parking Development
Co., Ltd. 9,100 16,084
Nippon Shinyaku Co., Ltd. 5,500 119,761
Nippon Shokubai Co., Ltd. 11,700 133,563
Nippon Signal Co., Ltd. 5,500 41,078
Nippon Ski Resort
Development Co., Ltd. 200 678
Nippon Soda Co., Ltd. 2,600 59,258
Nippon Thompson Co., Ltd. 3,400 13,623
Nishimatsu Construction Co.,
Ltd. 2,100 70,174

37
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Nishimatsuya Chain Co., Ltd. 3,100 $ 46,079
Nishi-Nippon Railroad Co., Ltd. 1,600 22,837
Nishio Holdings Co., Ltd. 1,500 42,261
Nissan Chemical Corp. 13,001 426,931
#*Nissan Motor Co., Ltd. 62,100 132,704
Nissan Tokyo Sales Holdings
Co., Ltd. 3,400 11,251
Nissei ASB Machine Co., Ltd. 700 30,420
Nisshin Seifun Group, Inc. 9,900 115,318
Nisshinbo Holdings, Inc. 6,500 41,550
Nisso Holdings Co., Ltd. 1,800 7,942
Nissui Corp. 20,500 120,593
Niterra Co., Ltd. 800 27,770
Nitori Holdings Co., Ltd. 700 60,211
Nitta Gelatin, Inc. 1,000 6,120
Nitto Denko Corp. 48,400 1,010,162
#Nitto Kogyo Corp. 2,700 59,922
Nitto Seiko Co., Ltd. 1,200 5,007
Nittoc Construction Co., Ltd. 700 5,530
Nittoku Co., Ltd., Class B 1,000 13,549
Noevir Holdings Co., Ltd. 1,000 30,632
Nojima Corp. 3,900 89,794
Nomura Holdings, Inc. 50,900 339,908
*Nomura Holdings, Inc.,
Sponsored ADR 35,600 236,740
#Nomura Micro Science Co.,
Ltd. 1,700 31,335
Nomura Real Estate Holdings,
Inc. 45,600 254,763
Nomura Research Institute,
Ltd. 24,700 987,869
Noritake Co., Ltd. 1,100 31,539
Noritz Corp. 3,800 48,505
#NPC, Inc. 1,800 7,571
NPR-RIKEN Corp. 1,400 23,712
#NS Solutions Corp. 3,200 75,803
NSD Co., Ltd. 3,100 74,402
NSK, Ltd. 30,200 145,587
NTN Corp. 38,000 65,145
NTT, Inc. 554,800 562,929
Oat Agrio Co., Ltd. 400 6,411
Obara Group, Inc. 800 20,572
Obayashi Corp. 23,000 340,579
OBIC Business Consultants
Co., Ltd. 300 17,466
Obic Co., Ltd. 11,500 414,167
Odakyu Electric Railway Co.,
Ltd. 12,701 137,859
Oenon Holdings, Inc. 2,200 8,610
Ohba Co., Ltd. 300 2,079
Oiles Corp. 800 11,445
#Okabe Co., Ltd. 400 2,315
Okada Aiyon Corp. 300 3,845
Okamoto Industries, Inc. 600 20,452
Okamura Corp. 1,100 17,411
Oki Electric Industry Co., Ltd. 7,300 76,640
Okinawa Cellular Telephone
Co. 2,300 78,401
OKUMA Corp. 4,400 120,602
Shares Value
JAPAN — (Continued)
Okumura Corp. 1,500 $ 44,503
Okura Industrial Co., Ltd. 600 17,442
Olympus Corp. 51,400 618,699
Omron Corp. 5,500 143,224
Ono Pharmaceutical Co., Ltd. 19,701 221,300
Onoken Co., Ltd. 2,100 20,177
Onward Holdings Co., Ltd. 15,300 62,524
Open House Group Co., Ltd. 12,200 545,492
#Open Up Group, Inc. 5,800 71,452
Optex Group Co., Ltd. 3,700 41,918
Optimus Group Co., Ltd. 1,300 3,179
Optorun Co., Ltd. 1,700 18,469
Oracle Corp. 1,000 109,007
Organo Corp. 2,800 175,634
Oriental Land Co., Ltd. 15,739 325,772
Oriental Shiraishi Corp. 8,600 22,058
Osaka Gas Co., Ltd. 12,000 303,797
Osaka Organic Chemical
Industry, Ltd. 1,400 27,424
#Osaki Electric Co., Ltd. 2,600 18,106
OSG Corp. 500 6,499
Otsuka Corp. 12,700 241,983
Pacific Industrial Co., Ltd. 3,200 44,164
Pack Corp. (The) 6,600 49,776
PAL GROUP Holdings Co.,
Ltd. 2,400 80,375
PALTAC Corp. 2,500 71,879
Pan Pacific International
Holdings Corp. 12,500 421,027
Panasonic Holdings Corp. 31,700 303,424
Paramount Bed Holdings Co.,
Ltd., Class A 2,700 44,475
Park24 Co., Ltd. 6,500 82,710
Penta-Ocean Construction
Co., Ltd. 18,300 119,288
*PeptiDream, Inc. 4,500 50,847
Persol Holdings Co., Ltd. 269,400 519,127
Pharma Foods International
Co., Ltd. 2,500 14,735
PHC Holdings Corp.,
Registered 2,900 17,921
Pigeon Corp. 13,700 152,025
PILLAR Corp. 2,200 57,158
Pilot Corp. 2,200 64,233
#*PKSHA Technology, Inc. 1,100 26,021
#Plus Alpha Consulting Co.,
Ltd. 2,900 44,417
Pole To Win Holdings, Inc. 1,500 3,608
Port, Inc. 400 5,071
Press Kogyo Co., Ltd., Class B 5,700 22,687
Prestige International, Inc. 9,900 43,417
Procrea Holdings, Inc. 1,600 16,319
PS Construction Co., Ltd.,
Registered 1,530 18,686
QB Net Holdings Co., Ltd. 200 1,597
#Qol Holdings Co., Ltd. 5,600 75,351
Quick Co., Ltd. 1,700 26,455
#Raccoon Holdings, Inc. 400 1,791
Raito Kogyo Co., Ltd. 3,900 80,983

38
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Raiznext Corp. 400 $ 4,968
Raksul, Inc. 8,600 71,717
Rakus Co., Ltd. 8,600 133,719
*Rakuten Bank, Ltd. 7,000 329,313
*Rakuten Group, Inc. 40,300 206,728
Rasa Industries, Ltd. 600 16,984
Recruit Holdings Co., Ltd. 77,600 4,667,499
Relo Group, Inc. 10,500 121,609
Rengo Co., Ltd. 32,100 187,445
#*RENOVA, Inc. 10,500 49,606
Resonac Holdings Corp. 10,500 255,636
Restar Corp. 1,600 28,950
Retail Partners Co., Ltd. 1,800 17,259
Rheon Automatic Machinery
Co., Ltd. 700 6,433
Ricoh Co., Ltd. 19,500 172,396
Riken Keiki Co., Ltd. 2,000 42,593
Riken Technos Corp. 3,200 24,857
Riken Vitamin Co., Ltd. 1,500 28,735
Rinnai Corp. 3,000 74,554
Rion Co., Ltd. 400 6,918
Riso Kyoiku Co., Ltd. 600 861
Roland Corp., Registered 1,100 23,097
Rorze Corp. 7,200 98,746
RYODEN Corp. 1,500 28,905
Ryohin Keikaku Co., Ltd. 17,200 819,456
Ryoyo Ryosan Holdings, Inc. 3,144 58,182
Sac's Bar Holdings, Inc. 1,100 5,950
Saibu Gas Holdings Co., Ltd. 2,800 34,457
Sakai Chemical Industry Co.,
Ltd. 1,300 24,783
Sakata INX Corp. 9,100 130,488
Sala Corp. 2,500 16,014
San-A Co., Ltd., Class A 2,000 40,001
San-Ai Obbli Co., Ltd. 5,300 71,737
Sangetsu Corp. 4,200 84,003
#*SANIX HOLDINGS, Inc. 700 1,172
Sanki Engineering Co., Ltd. 5,900 175,046
Sanko Gosei, Ltd. 1,100 5,928
Sankyo Co., Ltd. 23,000 431,131
Sankyo Tateyama, Inc. 1,100 4,459
Sankyu, Inc. 5,200 306,793
#Sanoh Industrial Co., Ltd. 1,900 8,838
Sanrio Co., Ltd. 6,700 277,046
*Sansan, Inc. 700 8,963
Sansei Technologies, Inc. 1,000 11,761
Sansha Electric Manufacturing
Co., Ltd. 500 2,851
Santen Pharmaceutical Co.,
Ltd., Registered 29,900 331,692
Sanwa Holdings Corp. 12,100 332,701
Sanyo Chemical Industries,
Ltd. 1,200 31,616
#Sanyo Denki Co., Ltd. 800 49,968
Sanyo Trading Co., Ltd. 3,300 33,089
Sapporo Holdings, Ltd. 2,500 116,432
Sato Corp. 2,900 41,276
#Satori Electric Co., Ltd. 1,400 16,159
Shares Value
JAPAN — (Continued)
SBI Global Asset Management
Co., Ltd. 400 $ 1,656
SBI Holdings, Inc. 6,200 233,260
SBS Holdings, Inc. 1,700 36,373
SCREEN Holdings Co., Ltd. 2,900 230,852
Scroll Corp. 2,900 21,023
SCSK Corp., Class B 6,000 187,940
Secom Co., Ltd., Class B 10,600 381,472
Sega Sammy Holdings, Inc. 11,200 231,077
Seika Corp. 900 31,097
#Seikitokyu Kogyo Co., Ltd. 1,600 15,650
Seiko Electric Co., Ltd. 300 3,116
Seiko Epson Corp. 10,000 127,944
Seiko Group Corp. 900 25,326
Seino Holdings Co., Ltd. 5,200 79,540
Sekisui Chemical Co., Ltd. 13,300 232,647
Sekisui House, Ltd. 30,800 652,245
Sekisui Kasei Co., Ltd. 500 1,159
Senko Group Holdings Co.,
Ltd. 8,300 112,288
Senshu Electric Co., Ltd. 1,900 54,224
#*Senshukai Co., Ltd. 800 1,286
Septeni Holdings Co., Ltd. 4,500 13,306
Seria Co., Ltd. 3,800 70,902
Seven & i Holdings Co., Ltd. 77,800 1,032,371
Seven Bank, Ltd. 83,500 150,471
SG Holdings Co., Ltd. 16,600 185,474
Sharingtechnology, Inc. 1,000 8,107
*Sharp Corp. 8,700 41,495
Shibaura Machine Co., Ltd. 2,700 69,879
Shibaura Mechatronics Corp. 2,100 150,563
Shibuya Corp. 1,400 33,862
*SHIFT, Inc. 22,015 234,420
#Shima Seiki Manufacturing,
Ltd. 3,100 21,917
Shimadzu Corp. 10,700 238,892
Shimamura Co., Ltd. 2,700 197,169
Shimano, Inc. 1,000 110,137
Shimizu Corp. 23,000 256,829
Shin Nippon Air Technologies
Co., Ltd. 2,900 51,508
Shinagawa Refractories Co.,
Ltd. 2,800 32,113
Shin-Etsu Chemical Co., Ltd. 34,000 992,923
Shin-Etsu Polymer Co., Ltd. 3,400 40,598
Shinko Shoji Co., Ltd. 1,600 10,568
Shinmaywa Industries, Ltd. 11,100 134,680
Shinnihon Corp. 1,700 19,904
Shinnihonseiyaku Co., Ltd. 600 9,018
Shinwa Co., Ltd. 500 2,585
Shinwa Co., Ltd. 600 13,555
Shionogi & Co., Ltd. 15,100 255,454
Ship Healthcare Holdings, Inc. 6,600 92,951
Shiseido Co., Ltd. 19,501 318,181
Shizuoka Financial Group, Inc. 8,000 95,286
Shizuoka Gas Co., Ltd. 1,600 12,046
SHO-BOND Holdings Co., Ltd. 2,600 83,445
Shoei Co., Ltd. 3,200 38,529
Shoei Foods Corp. 200 5,475

39
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
SIGMAXYZ Holdings, Inc. 9,600 $ 77,249
Siix Corp., Registered 3,000 24,659
Simplex Holdings, Inc. 3,300 90,451
Sinfonia Technology Co., Ltd. 3,000 191,568
Sinko Industries, Ltd. 7,500 64,388
SKY Perfect JSAT Holdings,
Inc. 12,500 119,356
SMC Corp. 600 210,107
SMS Co., Ltd. 9,001 91,389
#Socionext, Inc. 8,700 167,936
#Soda Nikka Co., Ltd. 900 6,644
Sodick Co., Ltd. 5,700 33,747
SoftBank Corp. 975,700 1,417,243
Softcreate Holdings Corp.,
Class B 1,100 16,373
Software Service, Inc. 200 18,220
Soken Chemical & Engineering
Co., Ltd. 1,400 15,535
Solasto Corp. 3,700 10,572
Sony Group Corp. 207,500 5,076,680
Sotetsu Holdings, Inc. 2,200 34,938
Sparx Group Co., Ltd. 3,500 34,908
S-Pool, Inc. 6,700 14,335
Square Enix Holdings Co., Ltd. 3,900 266,142
SRE Holdings Corp. 1,800 38,214
SRS Holdings Co., Ltd., Class
B 700 5,972
Star Mica Holdings Co., Ltd. 4,300 28,572
Star Micronics Co., Ltd. 4,100 47,649
Starts Corp., Inc. 2,800 85,119
#Stella Chemifa Corp. 100 2,861
Strike Co., Ltd. 800 21,051
Subaru Corp. 54,600 1,008,410
Sugi Holdings Co., Ltd.,
Registered 8,382 203,570
Sumitomo Bakelite Co., Ltd. 6,000 176,378
Sumitomo Chemical Co., Ltd. 97,000 244,732
Sumitomo Electric Industries,
Ltd. 19,100 476,945
Sumitomo Forestry Co., Ltd. 16,800 172,192
Sumitomo Heavy Industries,
Ltd. 11,100 248,265
Sumitomo Mitsui Construction
Co., Ltd. 11,600 46,093
Sumitomo Mitsui Financial
Group, Inc. 32,600 835,064
Sumitomo Mitsui Financial
Group, Inc., Sponsored ADR 34,500 522,330
Sumitomo Mitsui Trust Group,
Inc. 24,900 658,011
*Sumitomo Pharma Co., Ltd. 13,300 117,009
Sumitomo Realty &
Development Co., Ltd. 13,100 482,409
#Sumitomo Seika Chemicals
Co., Ltd. 400 12,040
Sun Frontier Fudousan Co.,
Ltd. 4,100 57,974
Sundrug Co., Ltd. 6,100 181,669
Suntory Beverage & Food, Ltd. 3,000 91,060
Shares Value
JAPAN — (Continued)
Sun-Wa Technos Corp. 900 $ 14,490
#*SUNWELS Co., Ltd. 800 4,141
Suzuken Co., Ltd. 7,800 296,462
Suzuki Motor Corp. 25,200 279,051
SWCC Corp., Class B 3,500 213,728
#Synchro Food Co., Ltd. 3,300 13,222
Sysmex Corp. 23,100 380,203
System Research Co., Ltd. 1,300 18,892
Systena Corp. 20,900 55,967
Syuppin Co., Ltd. 3,100 26,202
T Hasegawa Co., Ltd. 2,000 41,662
T&D Holdings, Inc. 16,800 414,935
Tachi-S Co., Ltd., Class S 5,000 59,537
Tadano, Ltd. 10,000 72,893
Taikisha, Ltd. 1,600 28,907
Taisei Corp. 4,400 265,061
Taiyo Holdings Co., Ltd. 4,600 202,651
Takamatsu Construction
Group Co., Ltd. 1,300 26,606
#Takamiya Co., Ltd. 100 223
Takaoka Toko Co., Ltd. 700 13,466
Takara Bio, Inc. 4,000 23,549
Takara Holdings, Inc. 10,000 84,687
Takara Standard Co., Ltd. 4,000 68,600
Takasago International Corp. 600 29,064
Takasago Thermal
Engineering Co., Ltd. 2,500 122,529
Takashima & Co., Ltd. 1,600 17,138
#Takashimaya Co., Ltd. 20,000 155,022
Takatori Corp. 200 2,045
Takeda Pharmaceutical Co.,
Ltd. 47,700 1,331,207
Takeuchi Manufacturing Co.,
Ltd. 5,200 187,275
Takuma Co., Ltd. 1,700 24,795
#Tama Home Co., Ltd. 1,600 38,008
*Tanaka Chemical Corp. 900 2,416
Tanseisha Co., Ltd. 5,500 48,497
Tayca Corp. 200 1,653
#Tazmo Co., Ltd. 1,200 17,989
TDC Soft, Inc. 3,100 27,087
TechMatrix Corp. 4,700 67,770
TechnoPro Holdings, Inc. 17,300 553,388
Teijin, Ltd. 22,900 195,912
Teikoku Electric Manufacturing
Co., Ltd. 600 13,476
Tekken Corp. 900 18,838
Terasaki Electric Co., Ltd. 200 5,130
Terumo Corp. 11,700 199,101
Tess Holdings Co., Ltd. 7,600 22,270
THK Co., Ltd. 6,300 178,666
TIS, Inc. 8,700 279,565
TKC Corp. 1,200 36,201
Toa Corp. 4,400 55,404
TOA ROAD Corp. 1,600 17,223
Toagosei Co., Ltd. 4,600 45,360
TOBISHIMA HOLDINGS, Inc. 1,600 20,859
Tobu Railway Co., Ltd. 6,301 107,686
Tocalo Co., Ltd. 6,100 82,687

40
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
Tochigi Bank, Ltd. (The) 7,300 $ 21,682
Toda Corp. 24,100 154,613
Toei Animation Co., Ltd. 3,100 67,976
Toenec Corp. 6,000 53,264
Toho Co., Ltd. 1,800 114,068
Toho Co., Ltd. 100 2,183
Toho Gas Co., Ltd. 8,200 229,172
#Toho Holdings Co., Ltd. 4,900 165,759
Toho Titanium Co., Ltd. 2,300 21,045
#*Toho Zinc Co., Ltd. 700 3,312
Tokai Corp. 100 1,403
TOKAI Holdings Corp. 6,200 44,040
Tokai Rika Co., Ltd. 1,200 19,320
Tokai Tokyo Financial
Holdings, Inc. 16,400 59,718
Tokio Marine Holdings, Inc. 58,500 2,380,504
#Tokyo Electron Device, Ltd. 3,600 63,295
Tokyo Electron, Ltd. 11,500 2,088,408
#Tokyo Energy & Systems,
Inc. 1,000 11,063
Tokyo Gas Co., Ltd. 12,700 426,076
Tokyo Ohka Kogyo Co., Ltd. 9,400 259,961
Tokyo Sangyo Co., Ltd. 200 1,080
Tokyo Seimitsu Co., Ltd. 4,800 304,595
Tokyo Tatemono Co., Ltd. 18,000 304,276
Tokyotokeiba Co., Ltd. 700 24,280
Tokyu Construction Co., Ltd. 17,500 120,585
Tokyu Corp. 11,900 134,897
Tokyu Fudosan Holdings Corp. 58,400 415,605
Toli Corp. 3,100 11,597
Tomoe Engineering Co., Ltd. 300 3,177
Tomoku Co., Ltd. 400 8,758
Tomy Co., Ltd. 9,500 202,442
Topcon Corp. 11,500 251,786
Topre Corp. 2,200 30,362
Toray Industries, Inc. 47,400 326,929
Torishima Pump
Manufacturing Co., Ltd., Class
A 1,400 20,308
Tosei Corp. 5,200 100,894
Toshiba TEC Corp. 2,800 56,281
Totech Corp. 3,900 74,323
Totetsu Kogyo Co., Ltd. 2,700 74,993
TOTO, Ltd. 7,202 186,205
Tow Co., Ltd. 400 843
Toyo Construction Co., Ltd. 3,000 32,951
Toyo Innovex Co., Ltd. 100 428
Toyo Kanetsu KK 1,300 35,287
Toyo Seikan Group Holdings,
Ltd. 6,800 141,743
Toyobo Co., Ltd. 11,200 72,933
Toyoda Gosei Co., Ltd. 400 8,521
Toyota Boshoku Corp. 10,200 145,855
Toyota Motor Corp. 296,301 5,308,985
Toyota Motor Corp.,
Sponsored ADR 970 173,601
Toyota Tsusho Corp. 31,900 735,738
#Transaction Co., Ltd. 2,200 38,476
Transcosmos, Inc. 1,000 23,954
Shares Value
JAPAN — (Continued)
TRE Holdings Corp. 4,500 $ 40,905
#Treasure Factory Co., Ltd. 1,000 11,582
Trend Micro, Inc., Class B 7,700 472,146
#Tri Chemical Laboratories,
Inc. 2,200 50,507
Trusco Nakayama Corp. 2,400 35,132
#TRYT, Inc. 3,599 20,997
#Tsubaki Nakashima Co., Ltd. 9,300 21,690
Tsubakimoto Chain Co. 3,600 50,904
Tsuburaya Fields Holdings,
Inc. 4,100 63,450
Tsugami Corp. 9,700 134,515
Tsukada Global Holdings, Inc. 1,400 5,628
Tsukishima Holdings Co., Ltd. 4,400 67,245
Tsuruha Holdings, Inc. 2,501 184,715
Tsuzuki Denki Co., Ltd. 700 14,210
UACJ Corp. 3,300 131,127
Uchida Yoko Co., Ltd. 600 41,383
UEX, Ltd. 300 1,686
Ultrafabrics Holdings Co., Ltd. 200 933
U-Next Holdings Co., Ltd. 4,300 58,602
Unicharm Corp. 26,300 182,795
Unipres Corp. 2,900 20,619
United Arrows, Ltd. 4,000 58,394
United Super Markets
Holdings, Inc. 6,521 40,817
#UNITED, Inc. 1,100 4,188
Urbanet Corp Co., Ltd. 3,400 11,386
Ushio, Inc. 8,600 106,118
USS Co., Ltd. 24,100 263,668
UT Group Co., Ltd. 6,300 107,669
V Technology Co., Ltd. 300 5,968
Valor Holdings Co., Ltd. 3,300 58,547
Valqua, Ltd. 700 16,442
ValueCommerce Co., Ltd. 500 2,681
Vector, Inc. 5,000 36,878
Vision, Inc. 6,000 44,334
*Visional, Inc. 3,500 276,172
Vital KSK Holdings, Inc. 5,300 44,761
VT Holdings Co., Ltd. 10,600 32,963
Wacoal Holdings Corp. 3,500 127,446
Wacom Co., Ltd. 23,500 102,591
Wakita & Co., Ltd. 3,900 45,584
Watahan & Co., Ltd. 1,000 10,472
Wealth Management, Inc. 200 1,348
Weathernews, Inc. 300 8,851
Welcia Holdings Co., Ltd. 8,301 139,770
Wellnet Corp. 600 2,918
#West Holdings Corp. 5,900 59,316
#Will Group, Inc. 2,400 15,389
WingArc1st, Inc. 2,600 62,627
Workman Co., Ltd. 1,600 69,318
World Co., Ltd. 3,500 64,723
World Holdings Co., Ltd. 500 7,964
Xebio Holdings Co., Ltd. 3,000 22,306
#YAC Holdings Co., Ltd. 1,100 5,950
Yahagi Construction Co., Ltd. 2,800 37,136
#YAKUODO Holdings Co., Ltd. 900 13,838

41
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
JAPAN — (Continued)
YAMABIKO Corp. 3,300 $ 48,592
YAMADA Consulting Group
Co., Ltd. 700 7,782
Yamada Holdings Co., Ltd. 22,700 69,611
Yamae Group Holdings Co.,
Ltd. 1,200 20,763
Yamaha Corp. 16,903 122,144
Yamaha Motor Co., Ltd. 38,500 279,742
Yamato Holdings Co., Ltd. 11,900 173,564
Yamazaki Baking Co., Ltd. 6,200 133,850
Yamazen Corp. 9,100 81,086
Yaoko Co., Ltd. 1,600 103,732
Yaskawa Electric Corp. 5,000 105,718
Yellow Hat, Ltd. 6,600 69,949
Yokogawa Bridge Holdings
Corp. 4,500 80,195
Yokogawa Electric Corp. 6,900 184,724
#Yokorei Co., Ltd. 3,500 24,513
#Yondenko Corp. 3,000 26,672
#Yondoshi Holdings, Inc. 700 8,070
Yonex Co., Ltd. 5,300 105,017
#*Yoshimura Food Holdings
KK 400 2,286
#Yoshinoya Holdings Co., Ltd. 3,800 82,972
Yuasa Trading Co., Ltd. 1,100 34,390
Yurtec Corp. 5,200 85,552
Zacros Corp. 1,600 41,995
Zenrin Co., Ltd. 3,500 25,768
Zeon Corp. 16,900 180,684
ZIGExN Co., Ltd. 9,500 32,194
Zojirushi Corp., Class B 800 9,654
ZOZO, Inc., Class B 16,700 165,896
Zuiko Corp. 1,000 6,691
TOTAL JAPAN 150,686,448
NETHERLANDS — (5.0%)
Aalberts NV, Registered 4,209 135,658
ΩABN AMRO Bank NV, Class
CV 47,283 1,372,420
Acomo NV 2,770 70,541
Aegon, Ltd.- NYS 107,308 761,887
Akzo Nobel NV 16,987 1,070,886
Allfunds Group PLC 35,999 251,335
AMG Critical Materials NV 1,110 31,507
APERAM SA 5,282 156,457
Arcadis NV 4,266 213,566
ASM International NV 1,621 793,143
ASML Holding NV, Class B 136 95,434
ASML Holding NV, Class B,
Sponsored NVDR 13,284 9,228,528
ASR Nederland NV, Class B 25,727 1,718,451
ΩB&S Group Sarl 2,270 15,277
Ω*Basic-Fit NV, Registered 3,738 106,187
BE Semiconductor Industries
NV 4,259 580,567
#Brunel International NV,
Registered 2,503 26,184
*CM.com NV 1,480 8,910
Shares Value
NETHERLANDS — (Continued)
Coca-Cola Europacific
Partners PLC 6,594 $ 651,317
Corbion NV 6,148 117,372
ΩCTP NV 8,420 179,635
*Flow Traders, Ltd. 3,743 112,242
Fugro NV 6,088 87,448
Havas NV 46,167 74,795
Heineken NV 5,286 417,817
IMCD NV 6,704 739,066
ING Groep NV 117,351 2,752,082
*InPost SA 26,763 386,569
JDE Peet's NV 5,647 168,562
Ω*Just Eat Takeaway.com NV 21,123 484,491
Kendrion NV 3,033 37,422
Koninklijke Ahold Delhaize NV 45,542 1,803,520
Koninklijke BAM Groep NV 26,611 233,913
Koninklijke Heijmans N.V. 2,148 137,675
Koninklijke KPN NV 441,587 1,981,231
Koninklijke Philips NV 15,523 410,412
#Koninklijke Philips NV- NYS 41,870 1,096,994
Koninklijke Vopak NV 3,965 190,057
Nedap NV 4 402
NN Group NV 28,848 1,953,334
#*Pharming Group NV 10,835 12,004
#PostNL NV 13,713 15,044
*Prosus NV, Class N 28,823 1,657,378
Randstad NV 12,373 592,515
SBM Offshore NV 24,076 629,931
*SIF Holding NV 158 1,539
ΩSignify NV 4,863 117,441
Sligro Food Group NV 2,984 37,910
TKH Group NV 3,321 137,445
*TomTom NV 3,428 20,755
Universal Music Group NV 45,562 1,323,509
Van Lanschot Kempen NV 3,020 198,059
Wolters Kluwer NV 20,133 3,149,994
TOTAL NETHERLANDS 38,546,818
NEW ZEALAND — (0.3%)
a2 Milk Co., Ltd. (The) 16,800 87,377
Auckland International Airport,
Ltd. 34,455 153,164
Briscoe Group, Ltd. 36 129
Channel Infrastructure NZ, Ltd. 54,256 67,583
Chorus, Ltd. 35,725 183,801
#Colonial Motor Co., Ltd.
(The), Class B 12 51
Contact Energy, Ltd. 21,382 114,994
#Delegat Group, Ltd. 44 101
EBOS Group, Ltd. 9,308 224,745
Fisher & Paykel Healthcare
Corp., Ltd. 17,180 373,233
Freightways Group, Ltd. 15,813 104,088
*Gentrack Group, Ltd. 5,397 33,932
Hallenstein Glasson Holdings,
Ltd. 4,517 23,200
#Heartland Group Holdings,
Ltd., Class B 72,408 34,624
*KMD Brands, Ltd. 2,149 323

42
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
NEW ZEALAND — (Continued)
Mainfreight, Ltd. 1,910 $ 66,752
Mercury NZ, Ltd. 18,602 68,032
Meridian Energy, Ltd. 27,665 93,093
#Napier Port Holdings, Ltd. 60 111
#NZME, Ltd. 300 202
NZX, Ltd. 35,899 32,425
*Oceania Healthcare, Ltd. 25,335 10,320
#Port of Tauranga, Ltd. 7,459 30,648
*Ryman Healthcare, Ltd. 23,462 34,627
Scales Corp., Ltd. 11,647 32,454
*Serko, Ltd. 346 584
Skellerup Holdings, Ltd., Class
A 18,290 51,396
SKY Network Television, Ltd. 13,726 25,039
*SKYCITY Entertainment
Group, Ltd. 27,119 16,330
Spark New Zealand, Ltd. 9,327 13,380
Summerset Group Holdings,
Ltd. 10,987 74,137
TOWER, Ltd. 12,299 12,634
Vector, Ltd. 12,773 33,178
*Vista Group International, Ltd. 7,885 16,339
*Warehouse Group, Ltd. (The),
Registered 260 126
TOTAL NEW ZEALAND 2,013,152
NORWAY — (0.8%)
2020 Bulkers, Ltd. 679 8,444
ABG Sundal Collier Holding
ASA 20,997 14,299
AF Gruppen ASA 1,841 28,223
Aker Solutions ASA 36,071 108,072
AKVA Group ASA 12 98
Archer, Ltd. 5,029 11,603
#*ArcticZymes Technologies
ASA 20 37
Atea ASA, Class A 5,535 76,787
Borregaard ASA 5,595 108,601
Bouvet ASA 8,494 62,301
Ω#BW LPG, Ltd. 3,088 41,669
*Cadeler A/S, ADR 228 4,779
*Cloudberry Clean Energy
ASA 22,615 30,011
DNB Bank ASA 30,256 770,990
DOF Group ASA 17,140 158,271
ΩElmera Group ASA 15,736 52,054
Elopak ASA 14,592 71,163
Ω*Entra ASA, Class B 3,839 47,366
ΩEuropris ASA 21,996 207,920
Gjensidige Forsikring ASA 7,094 187,869
#*Hexagon Composites ASA 11,923 19,946
ΩKid ASA 3,813 54,305
Kitron ASA 15,992 98,344
#*Kongsberg Automotive ASA 4,861 703
Kongsberg Gruppen ASA 19,881 598,258
Leroy Seafood Group ASA 7,098 32,533
*LINK Mobility Group Holding
ASA 20,330 65,275
Medistim ASA 775 16,413
Shares Value
NORWAY — (Continued)
MORROW BANK ASA 192 $ 228
Mowi ASA 6,032 113,392
ΩMulticonsult ASA 1,361 28,295
NORBIT ASA 2,667 53,504
*Nordic Semiconductor ASA 8,224 113,611
Norsk Hydro ASA 16,993 101,627
*Northern Ocean, Ltd. 93 56
Odfjell Drilling, Ltd. 10,250 73,688
Olav Thon Eiendomsselskap
ASA 1,002 28,716
Orkla ASA 8,667 91,777
Pareto Bank ASA 3,667 33,202
Pexip Holding ASA 726 4,549
*PhotoCure ASA 8 51
Protector Forsikring ASA 4,448 218,653
Rana Gruber ASA 825 5,763
Reach Subsea ASA 26,398 20,260
#Salmar ASA 2,296 93,683
*SATS ASA 7,172 27,452
Ω*Scatec ASA 15,558 155,528
Selvaag Bolig ASA 4,141 14,885
Ω#*Shelf Drilling, Ltd. 2,351 2,074
*Solstad Offshore ASA, Class
A 4,896 23,972
SpareBank 1 Oestlandet 3,033 56,815
SpareBank 1 Sor-Norge ASA 14,181 249,910
Sparebanken More 3,849 39,636
Sparebanken Norge 4,672 73,556
Storebrand ASA, Class B 39,980 572,117
Subsea 7 SA 11,399 223,474
TGS ASA 11,825 87,882
TOMRA Systems ASA 7,784 109,272
Veidekke ASA 8,893 142,551
Vend Marketplaces ASA,
Class B 3,968 150,186
#Vend Marketplaces ASA,
Class B 868 34,641
Wilh Wilhelmsen Holding ASA,
A Shares 1,249 57,818
Wilh Wilhelmsen Holding ASA,
B Shares 323 13,901
*Zaptec ASA 172 405
TOTAL NORWAY 5,893,464
PORTUGAL — (0.2%)
#Altri SGPS SA 4,803 26,277
Banco Comercial Portugues
SA, Class R 384,426 317,499
Corticeira Amorim SGPS SA 2,972 26,532
CTT-Correios de Portugal SA 2,484 21,039
EDP Renovaveis SA 4,313 50,845
EDP SA 204,258 885,100
#Navigator Co. SA (The),
Class B 7,844 27,831
NOS SGPS SA 19,889 82,405
REN - Redes Energeticas
Nacionais SGPS SA 28,235 96,141
Sonae SGPS SA 75,592 109,359
TOTAL PORTUGAL 1,643,028

43
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SINGAPORE — (0.8%)
*AEM Holdings, Ltd. 4,616 $ 5,764
Aztech Global, Ltd. 5,100 2,614
BRC Asia, Ltd. 100 277
Bukit Sembawang Estates,
Ltd. 400 1,320
Centurion Corp., Ltd. 400 527
China Aviation Oil Singapore
Corp., Ltd. 22,800 19,683
City Developments, Ltd. 49,200 233,608
CSE Global, Ltd. 22,612 11,329
DBS Group Holdings, Ltd. 55,400 2,045,874
DFI Retail Group Holdings,
Ltd. 5,400 18,684
Food Empire Holdings, Ltd.,
Registered 19,500 35,322
Frasers Property, Ltd. 16,400 11,883
Frencken Group, Ltd. 15,700 20,089
*Fu Yu Corp., Ltd. 2,800 231
*Gallant Venture, Ltd. 2,400 157
Genting Singapore, Ltd. 221,600 125,545
GuocoLand, Ltd. 200 261
Ho Bee Land, Ltd. 18,400 28,791
Hong Fok Corp., Ltd. 25,100 15,671
Hongkong Land Holdings, Ltd. 27,400 165,770
Hour Glass, Ltd. (The) 12,200 18,902
iFAST Corp., Ltd. 12,500 87,293
ISDN Holdings, Ltd. 12,042 3,434
Keppel, Ltd. 70,100 457,661
NetLink NBN Trust 143,200 98,789
OUE, Ltd. 300 259
Oversea-Chinese Banking
Corp., Ltd. 54,000 702,185
Pan-United Corp., Ltd., Class
A 400 305
Propnex, Ltd. 5,800 6,169
Q&M Dental Group Singapore,
Ltd. 400 122
Raffles Medical Group, Ltd. 18,300 13,965
Seatrium, Ltd. 137,355 240,333
Sheng Siong Group, Ltd. 41,700 67,499
SIA Engineering Co., Ltd.,
Registered 15,500 36,679
Singapore Land Group, Ltd. 400 823
Singapore Technologies
Engineering, Ltd. 64,100 433,312
Straits Trading Co., Ltd. 11,955 14,836
Tai Sin Electric, Ltd. 1,000 428
*Thomson Medical Group, Ltd. 2,500 100
United Overseas Bank, Ltd. 18,300 510,485
UOL Group, Ltd. 32,100 170,230
Venture Corp., Ltd. 12,300 122,493
Vicom, Ltd. 100 123
Wing Tai Holdings, Ltd. 40,400 42,351
Yangzijiang Shipbuilding
Holdings, Ltd. 134,600 265,600
TOTAL SINGAPORE 6,037,776
SPAIN — (3.2%)
Acciona SA 2,898 557,901
Shares Value
SPAIN — (Continued)
Acerinox SA 16,475 $ 191,015
ACS Actividades de
Construccion y Servicios SA 14,078 973,219
ΩAedas Homes SA 748 18,107
ΩAena SME SA 18,398 496,848
Almirall SA 3,082 37,321
Amadeus IT Group SA 27,345 2,203,975
*Amper SA 1,854 303
Atresmedia Corp. de Medios
de Comunicacion SA 6,690 37,978
Audax Renovables SA 19,143 31,682
Banco Bilbao Vizcaya
Argentaria SA 40,742 682,678
Banco Bilbao Vizcaya
Argentaria SA, Sponsored
ADR 68,490 1,145,838
Banco de Sabadell SA 352,381 1,307,146
Banco Santander SA 296,892 2,560,779
Banco Santander SA,
Sponsored ADR 92,572 797,045
Bankinter SA 55,607 795,559
CaixaBank SA 253,151 2,390,376
ΩCellnex Telecom SA 12,302 436,486
Construcciones y Auxiliar de
Ferrocarriles SA 1,761 107,025
Corp ACCIONA Energias
Renovables SA 1,919 51,791
*eDreams ODIGEO SA 7,425 70,620
Elecnor SA 2,288 62,587
Enagas SA 4,233 63,540
#*Ence Energia y Celulosa SA 9,174 28,980
Endesa SA 8,159 236,727
Ercros SA 346 1,232
Faes Farma SA 15,416 76,841
Ferrovial SE 592 30,251
Ferrovial SE 13,437 690,528
Fluidra SA 4,541 114,135
ΩGestamp Automocion SA 7,410 28,039
ΩGlobal Dominion Access SA 6,842 26,429
*Grenergy Renovables SA 422 31,347
Grifols SA 14,042 210,861
Iberdrola SA 102,594 1,803,036
#Indra Sistemas SA 10,576 439,885
Industria de Diseno Textil SA 55,814 2,677,278
Laboratorios Farmaceuticos
Rovi SA 1,563 96,959
Linea Directa Aseguradora SA
Cia de Seguros y Reaseguros 30,404 47,048
Mapfre SA 89,813 367,184
Naturgy Energy Group SA 417 13,115
ΩNeinor Homes SA 4,161 81,343
*Obrascon Huarte Lain SA 33,272 12,567
Pharma Mar SA 488 44,795
Prim SA 4 56
*Promotora de Informaciones
SA, Class A 364 146
ΩProsegur Cash SA 5,589 4,804
Realia Business SA 464 499
Redeia Corp. SA 23,714 460,052

44
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SPAIN — (Continued)
Sacyr SA 28,318 $ 116,356
*Solaria Energia y Medio
Ambiente SA 963 12,422
*<Soltec Power Holdings SA,
Class A 480 165
Ω*Talgo SA 1,850 6,426
*Tecnicas Reunidas SA 8,610 213,055
Telefonica SA 227,720 1,179,116
Telefonica SA, Sponsored
ADR 42,037 216,070
Tubacex SA 7,159 30,030
ΩUnicaja Banco SA 111,237 293,590
TOTAL SPAIN 24,611,186
SWEDEN — (3.8%)
AAK AB 3,491 90,353
ΩAcadeMedia AB 10,469 96,218
AddLife AB, Class B 7,009 124,168
Addnode Group AB 9,132 105,170
AddTech AB, B Shares 16,275 550,293
AFRY AB 17,763 276,097
Alfa Laval AB 10,792 471,607
ΩAlimak Group AB 5,716 98,275
Alleima AB 19,688 139,897
Alligo AB, Class B 1,692 18,203
ΩAmbea AB, Class B 12,773 161,105
AQ Group AB 1,855 37,994
Arjo AB, Class B 17,506 61,452
*Asmodee Group AB, Class B 8,378 106,135
Assa Abloy AB, Class B 16,942 562,083
Atlas Copco AB, Class A 100,285 1,535,132
Atlas Copco AB, Class B 27,997 380,520
Atrium Ljungberg AB, B
Shares 13,665 44,447
ΩAttendo AB 13,579 95,584
Avanza Bank Holding AB 17,546 650,438
Axfood AB 9,035 270,408
Beijer Alma AB, Class B 2,234 60,429
Beijer Ref AB 7,937 133,696
Bergman & Beving AB 2,125 68,585
Betsson AB, Class B 20,968 356,850
#*Better Collective A/S 2,906 41,149
*BHG Group AB 14,766 35,282
*BICO Group AB 2,929 10,960
Bilia AB, A Shares 6,645 78,366
Billerud Aktiebolag 29,428 251,017
BioGaia AB, B Shares 8,808 88,894
*Boliden AB 13,943 429,870
*Bonava AB, B Shares 10,965 12,898
Ω*Boozt AB, Class A 5,706 51,010
ΩBravida Holding AB 16,465 155,037
BTS Group AB, B Shares 363 7,699
Bufab AB 14,835 147,836
Bulten AB 16 97
Byggmax Group AB 3,731 22,287
#*Camurus AB 2,854 200,310
*Carasent AB 76 231
Castellum AB 11,944 136,698
Catella AB 96 293
Shares Value
SWEDEN — (Continued)
Catena AB 3,268 $ 148,335
Cellavision AB 874 15,636
*Cint Group AB 24,960 18,311
Clas Ohlson AB, B Shares 7,227 252,506
Cloetta AB, B Shares 20,282 65,502
Coinshares International, Ltd. 2,488 27,532
ΩCoor Service Management
Holding AB 16,495 77,913
Corem Property Group AB,
Class B 41,694 18,669
Corem Property Group AB,
Class D 12 292
CTT Systems AB 602 13,570
Dios Fastigheter AB 8,132 53,659
Duni AB 1,093 10,236
*Dynavox Group AB 8,904 115,499
Eastnine AB 48 233
Elanders AB, Class B 40 235
*Electrolux AB, Class B 18,726 114,776
Electrolux Professional AB,
Class B 18,523 126,399
Elekta AB, Class B 30,418 150,597
*Eltel AB 152 157
*Embracer Group AB 10,503 109,315
Engcon AB 3,560 28,014
Eolus Vind AB, Class B 1,605 8,897
#Ependion AB, Class B 991 11,982
Epiroc AB, Class A 26,675 545,400
Epiroc AB, Class B 4,950 89,163
EQT AB 3,629 122,221
Evolution AB 1,842 164,651
Ework Group AB 881 9,568
Fabege AB 33,614 282,591
Fagerhult Group AB 3,193 12,432
*Fastighets AB Balder, B
Shares 17,782 120,796
*Fastighetsbolaget Emilshus
AB, Class B 200 1,029
FastPartner AB, Class A 5,548 28,479
FastPartner AB, Class D 16 125
Fenix Outdoor International AG 8 411
FormPipe Software AB 52 147
Getinge AB, B Shares 13,230 261,759
Granges AB 9,410 126,883
Ω*Green Landscaping Group
AB 72 413
#H & M Hennes & Mauritz AB,
Class B 15,871 215,222
Hanza AB 576 6,575
Heba Fastighets AB, Class B 918 2,911
Hemnet Group AB 12,025 348,436
Hexagon AB, Class B 30,270 334,807
*Hexatronic Group AB 13,557 29,018
Hexpol AB 14,637 126,652
*HMS Networks AB 1,879 79,397
Holmen AB, B Shares 2,636 98,312
Hufvudstaden AB, Class A 7,147 86,849
Humana AB 1,452 5,549
Husqvarna AB, A Shares 52 283

45
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SWEDEN — (Continued)
Husqvarna AB, B Shares 6,332 $ 34,541
Indutrade AB 13,041 318,549
Instalco AB 27,539 72,517
INVISIO AB 4,021 130,809
Inwido AB 4,970 92,935
*ITAB Shop Concept AB 200 356
JM AB 10,555 152,056
*John Mattson
Fastighetsforetagen AB 1,799 11,355
Kabe Group AB, Class B 8 211
*Karnov Group AB 3,580 42,623
*K-fast Holding AB 4,724 8,035
KNOW IT AB 2,899 34,753
Lagercrantz Group AB, B
Shares 13,298 310,384
Lifco AB, Class B 7,172 256,904
Lime Technologies AB 1,062 41,458
Lindab International AB 5,693 120,162
Loomis AB 5,166 205,162
*Medcap AB 838 56,068
Medicover AB, Class B 3,591 101,183
MEKO AB 4,104 36,037
MIPS AB 1,628 69,492
*Modern Times Group MTG
AB, Class B 13,529 139,729
Momentum Group AB 638 10,159
ΩMunters Group AB 4,975 70,345
Mycronic AB 10,938 238,825
*NCAB Group AB, Class B 7,031 38,253
NCC AB, Class B 11,150 212,266
Nederman Holding AB 1,169 20,386
New Wave Group AB, Class B 7,433 89,563
Nibe Industrier AB, Class B 37,046 171,265
#*Nobia AB 29,970 13,923
Nolato AB, Class B 5,490 32,654
Nordnet AB (publ), Registered 10,570 286,999
*Norion Bank AB 11,550 74,201
NP3 Fastigheter AB 2,137 56,820
Nyfosa AB 10,359 90,325
OEM International AB, Class B 9,759 135,189
Peab AB, Class B 10,269 77,545
Platzer Fastigheter Holding
AB, Class B 6,805 48,738
Ratos AB, B Shares 36,465 129,797
RaySearch Laboratories AB 4,485 154,635
Rejlers AB 24 489
#*Rottneros AB 189 58
Rusta AB 4,185 32,867
RVRC Holding AB 10,566 48,241
Saab AB, Class B 5,418 296,275
Sagax AB, Class B 9,872 209,987
#*Samhallsbyggnadsbolaget i
Norden AB 115,899 58,378
Sandvik AB 23,988 587,915
ΩScandic Hotels Group AB 23,349 194,738
*Sdiptech AB 2,348 47,442
Sectra AB, Class B 10,980 408,383
Securitas AB, Class B 26,729 398,478
#*Sensys Gatso Group AB 78 334
Shares Value
SWEDEN — (Continued)
Ω*Sinch AB 62,685 $ 216,897
SinterCast AB 12 141
Skandinaviska Enskilda
Banken AB, Class A 78,091 1,371,421
Skandinaviska Enskilda
Banken AB, Class C 16 284
Skanska AB, Class B 12,934 302,285
SKF AB, B Shares 8,895 208,435
SKF AB, Class A 8 189
SkiStar AB 4,773 75,607
*Stendorren Fastigheter AB 809 16,993
*Stillfront Group AB 31,682 16,507
Storskogen Group AB, Class B 146,154 170,866
Svedbergs Group AB, Class B 2,375 13,700
Svenska Cellulosa AB SCA,
Class A 1,160 14,643
Svenska Cellulosa AB SCA,
Class B 26,269 330,657
Svenska Handelsbanken AB,
Class A 45,450 557,426
#Svenska Handelsbanken AB,
Class B 1,505 29,530
Sweco AB, Class B 13,223 209,052
Swedbank AB, Class A 26,853 718,387
*Swedish Logistic Property AB,
Class B 2,645 10,745
*Swedish Orphan Biovitrum
AB, Class A 9,716 268,390
Synsam AB 14,962 82,017
#Systemair AB 4,704 45,547
Tele2 AB, B Shares 52,521 814,200
Telefonaktiebolaget LM
Ericsson, Class A 1,949 14,258
Telefonaktiebolaget LM
Ericsson, Class B 104,570 764,362
Telia Co. AB 106,955 379,282
ΩThule Group AB 8,465 240,945
Trelleborg AB, Class B 3,410 124,454
Troax Group AB, Class B 1,955 27,483
Truecaller AB, Class B 24,292 121,960
VBG Group AB, Class B 744 21,482
Vitec Software Group AB, B
Shares 2,509 97,843
Vitrolife AB 6,661 98,279
Volati AB 1,275 14,109
Volvo AB, Class A 7,491 215,678
#Volvo AB, Class B 69,549 2,003,850
#*Volvo Car AB, Class B 67,313 129,456
#Wallenstam AB, B Shares 11,869 54,068
Wihlborgs Fastigheter AB 24,617 242,896
XANO Industri AB, Class B 28 175
TOTAL SWEDEN 29,128,708
SWITZERLAND — (7.9%)
ABB, Ltd., Registered 49,001 3,229,522
Accelleron Industries AG 9,531 872,643
Adecco Group AG, Registered 15,905 504,150
Alcon AG, ADR 9,405 823,408
Allreal Holding AG, Registered 1,487 336,935

46
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SWITZERLAND — (Continued)
ALSO Holding AG, Registered 663 $ 201,255
APG SGA SA 129 36,061
Arbonia AG 1,279 8,741
Baloise Holding AG,
Registered 4,688 1,127,475
Banque Cantonale de Geneve,
Class BR 155 46,001
Banque Cantonale Vaudoise,
Registered 3,577 415,162
Belimo Holding AG, Class R 663 778,487
Bellevue Group AG, Class BR 46 444
Berner Kantonalbank AG,
Registered 495 154,830
BKW AG 1,766 394,281
Bossard Holding AG,
Registered, Class A 430 91,502
Bucher Industries AG,
Registered 510 241,796
Burckhardt Compression
Holding AG 339 303,077
Burkhalter Holding AG 687 123,856
#Calida Holding AG,
Registered 8 142
Cembra Money Bank AG 2,934 330,055
Cham Swiss Properties AG 4 113
*Cicor Technologies, Ltd.,
Registered 74 18,408
Cie Financiere Tradition SA,
Class BR 152 44,175
Clariant AG, Registered 7,886 81,574
Coltene Holding AG,
Registered 12 773
Daetwyler Holding AG, Class
BR 252 45,059
DKSH Holding AG 2,979 207,637
#*DocMorris AG 3,376 32,012
dormakaba Holding AG 232 224,843
EFG International AG 7,976 158,528
Emmi AG, Registered 149 135,963
EMS-Chemie Holding AG 214 169,318
#*Feintool International
Holding AG, Registered 4 60
Flughafen Zurich AG,
Registered 2,246 636,143
Forbo Holding AG, Registered 59 56,308
Galderma Group AG 201 31,559
ΩGalenica AG 6,795 722,970
Geberit AG, Registered 2,312 1,776,600
Georg Fischer AG, Registered 3,691 290,671
Givaudan SA, Registered 373 1,566,779
Glarner Kantonalbank 481 12,617
Helvetia Holding AG,
Registered 2,542 614,488
Hiag Immobilien Holding AG 342 45,569
Huber + Suhner AG,
Registered 2,159 289,799
Implenia AG, Registered 1,161 78,634
Inficon Holding AG, Registered 1,220 147,833
Interroll Holding AG, Class R 19 53,581
Shares Value
SWITZERLAND — (Continued)
Intershop Holding AG 348 $ 64,539
Investis Holding SA 180 27,818
Julius Baer Group, Ltd.,
Registered 12,878 875,714
Jungfraubahn Holding AG,
Registered 473 118,243
Kardex Holding AG,
Registered 562 217,312
*Kudelski SA, Class BR 52 96
Kuehne + Nagel International
AG, Class R 1,769 362,165
Landis+Gyr Group AG 603 49,678
Liechtensteinische
Landesbank AG, Class B 717 76,728
#Logitech International SA,
Class R, ADR 8,899 826,539
ΩMedacta Group SA 546 100,049
#Meier Tobler Group AG 24 1,074
Metall Zug AG, Registered 9 11,083
Mikron Holding AG, Registered 8 180
Mobilezone Holding AG,
Registered 2,817 39,616
Mobimo Holding AG,
Registered 975 382,412
Ω*Montana Aerospace AG 1,294 45,255
Naturenergie Holding AG,
Class B 873 35,477
Novartis AG, Class B,
Sponsored ADR 69,011 7,849,311
Novartis AG, Registered 1,692 196,256
Novavest Real Estate AG,
Class B 16 780
OC Oerlikon Corp. AG
Pfaffikon 8,670 42,579
Partners Group Holding AG 1,090 1,478,523
*Peach Property Group AG 517 3,742
Phoenix Mecano AG,
Registered 39 22,092
Plazza AG, Registered, Class
A 72 35,288
Ω*PolyPeptide Group AG 723 20,166
PSP Swiss Property AG,
Registered 3,306 562,230
#Rieter Holding AG,
Registered 108 8,246
Roche Holding AG, Class A 22,647 7,170,179
Roche Holding AG, Class BR 945 317,463
Romande Energie Holding SA,
Registered 968 49,470
Sandoz Group AG 16,870 970,796
Sandoz Group AG, ADR 3,399 193,777
Schindler Holding AG,
Registered 825 291,069
Schweiter Technologies AG,
Registered 41 19,110
SFS Group AG 1,198 155,789
SGS SA, Registered 11,731 1,196,142
Siegfried Holding AG,
Registered 1,561 175,890

47
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
SWITZERLAND — (Continued)
SIG Group AG 39,111 $ 635,756
Sika AG, Registered 7,156 1,697,242
SKAN Group AG, Class A 403 37,121
*Softwareone Holding AG 2,460 20,190
Sonova Holding AG 3,467 949,097
St. Galler Kantonalbank AG,
Registered 240 146,740
Stadler Rail AG 4,367 116,159
Straumann Holding AG, Class
R 4,385 535,348
Sulzer AG, Registered 1,515 293,280
Swatch Group AG (The), Class
BR 1,377 245,708
#Swatch Group AG (The),
Registered 3,054 111,998
Swiss Life Holding AG,
Registered 1,721 1,792,527
Swiss Prime Site AG,
Registered 5,784 802,018
Swiss Re AG, Registered 20,183 3,634,953
Swisscom AG, Registered 1,701 1,184,552
Swissquote Group Holding SA,
Registered 1,271 852,238
Temenos AG, Registered 4,142 373,114
TX Group AG 233 63,411
*u-blox Holding AG 995 124,490
UBS Group AG 1,924 72,122
#UBS Group AG, ADR 59,565 2,223,561
Valiant Holding AG 1,775 280,223
ΩVAT Group AG 1,419 502,386
Vaudoise Assurances Holding
SA 40 30,934
Vontobel Holding AG, Class R 3,167 231,660
VP Bank AG, Class A 322 30,771
V-ZUG Holding AG 288 18,584
Walliser Kantonalbank,
Registered 235 36,463
Warteck Invest AG, Registered 15 36,666
Ypsomed Holding AG,
Registered 156 75,402
Zehnder Group AG,
Registered 649 57,543
Zug Estates Holding AG, Class
B 38 100,142
Zuger Kantonalbank, Class BR 8 84,330
Zurich Insurance Group AG 3,730 2,556,638
TOTAL SWITZERLAND 61,408,080
UNITED KINGDOM — (12.4%)
Admiral Group PLC 23,096 1,044,678
ΩAirtel Africa PLC 118,013 318,903
AJ Bell PLC 33,137 236,142
Antofagasta PLC 14,756 366,527
Ashtead Group PLC 18,216 1,224,107
AstraZeneca PLC, Sponsored
ADR 87,570 6,400,491
ΩAuto Trader Group PLC 105,506 1,169,186
Aviva PLC 147,817 1,268,747
B&M European Value Retail
SA 15,570 46,236
Shares Value
UNITED KINGDOM — (Continued)
Babcock International Group
PLC 47,941 $ 659,168
BAE Systems PLC 51,415 1,227,439
Balfour Beatty PLC,
Registered 38,966 280,001
Barclays PLC 381,236 1,873,236
Barclays PLC, Sponsored ADR 35,159 689,820
Barratt Redrow PLC,
Registered 135,147 669,064
Beazley PLC 92,726 1,097,629
Bellway PLC 13,233 436,045
Berkeley Group Holdings PLC,
Registered 10,906 526,783
ΩBridgepoint Group PLC 11,521 49,977
BT Group PLC, Registered 614,137 1,683,135
Bunzl PLC 25,089 748,360
*Burberry Group PLC 15,452 263,886
Bytes Technology Group PLC 41 199
Canal+ SA 52,728 168,164
Coca-Cola HBC AG 5,570 290,861
Compass Group PLC 67,124 2,367,274
Computacenter PLC 8,641 262,548
ΩConvaTec Group PLC 85,808 265,035
Croda International PLC 976 33,736
DCC PLC 12,938 814,981
Ω*Deliveroo PLC 23,765 55,760
Diageo PLC 44,340 1,087,288
Diageo PLC, Sponsored ADR 2,340 229,203
Diploma PLC 8,323 592,565
Drax Group PLC 48,362 452,798
Dunelm Group PLC 12,168 195,806
Entain PLC, Class B 40,295 544,974
Experian PLC 65,760 3,484,412
*Frasers Group PLC 8,608 78,430
Fresnillo PLC 23,015 426,396
Games Workshop Group PLC 3,045 656,420
Grafton Group PLC, Class A 18,871 222,259
Grainger PLC 79,877 217,224
Greggs PLC 3,978 83,175
GSK PLC 89,010 1,670,277
Haleon PLC 226,092 1,075,617
Halma PLC 12,141 522,491
Hays PLC 68,609 57,926
Hikma Pharmaceuticals PLC 6,517 169,380
Hill & Smith PLC 2,730 73,880
Hiscox, Ltd. 24,414 417,422
Hochschild Mining PLC 8,145 30,051
Howden Joinery Group PLC 58,348 679,489
HSBC Holdings PLC,
Registered 99,161 1,210,938
HSBC Holdings PLC,
Sponsored ADR 56,115 3,439,849
IG Group Holdings PLC 20,454 305,865
IMI PLC 27,246 801,162
Inchcape PLC 37,412 347,553
*Indivior PLC 5 101
Informa PLC 79,255 910,584
International Workplace Group
PLC 38,592 113,070

48
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
UNITED KINGDOM — (Continued)
Intertek Group PLC 9,856 $ 644,319
ITV PLC 341,332 371,749
J Sainsbury PLC 151,658 608,912
JD Sports Fashion PLC 65,580 74,167
Johnson Matthey PLC 21,128 494,327
Just Group PLC, Registered 67 187
Kingfisher PLC 148,085 530,093
Lancashire Holdings, Ltd. 1,174 9,726
Legal & General Group PLC,
Class B 278,391 946,071
Lion Finance Group PLC 2,611 263,118
Lloyds Banking Group PLC 1,552,134 1,598,021
Man Group PLC 132,242 288,578
Marks & Spencer Group PLC 231,985 1,068,348
Melrose Industries PLC 51,427 348,581
*Mitchells & Butlers PLC 123 450
Mondi PLC 19,960 271,404
Morgan Sindall Group PLC 389 23,628
National Grid PLC 3,747 52,561
National Grid PLC, Sponsored
ADR 19,495 1,372,253
NatWest Group PLC 141,685 988,116
NatWest Group PLC, Class
S, ADR 62,428 872,743
Next PLC 9,382 1,528,365
Ninety One PLC 2,461 6,132
OSB Group PLC 3,239 23,832
Pagegroup PLC 3,900 13,728
Pearson PLC 4,568 64,833
#Pearson PLC, Sponsored
ADR 32,917 468,409
Pennon Group PLC 22,656 149,429
Persimmon PLC 23,750 359,868
Pets at Home Group PLC 2,213 6,701
Phoenix Group Holdings PLC,
Registered 78,840 692,769
Playtech PLC, Registered,
Class A 4,166 21,942
Plus500, Ltd. 13,231 589,360
Premier Foods PLC 29 74
Prudential PLC 38,645 492,894
QinetiQ Group PLC 32,784 215,621
Reckitt Benckiser Group PLC 35,068 2,632,212
RELX PLC, Sponsored ADR 83,766 4,346,618
Rentokil Initial PLC 30,884 155,103
Rentokil Initial PLC, ADR 1,827 45,255
Rightmove PLC 104,019 1,126,829
Rio Tinto PLC 19,028 1,134,010
Rolls-Royce Holdings PLC,
Registered 293,637 4,165,615
Rotork PLC 52,273 225,235
RS GROUP PLC 31,148 230,418
Sage Group PLC (The) 52,174 842,340
Savills PLC 1,469 19,032
Schroders PLC 36,687 189,829
Severn Trent PLC 21,188 742,755
Smith & Nephew PLC 27,228 418,873
#Smith & Nephew PLC,
Sponsored ADR 685 20,934
Shares Value
UNITED KINGDOM — (Continued)
Smiths Group PLC 17,130 $ 533,173
Softcat PLC, Class B 17,878 386,348
Spectris PLC 1,799 94,990
Spirax Group PLC 580 48,700
SSE PLC 34,180 836,113
St. James's Place PLC 105,162 1,820,984
Standard Chartered PLC 106,672 1,920,536
Taylor Wimpey PLC 307,111 415,559
TBC Bank Group PLC 512 32,861
Telecom Plus PLC, Class B 1,571 38,420
Tesco PLC 509,016 2,865,514
TP ICAP Group PLC, Class A 62,985 255,471
#Unilever PLC, Sponsored
ADR 99,893 5,836,748
United Utilities Group PLC 56,297 839,992
*Vistry Group PLC 16,209 125,140
Weir Group PLC (The) 9,828 346,736
WH Smith PLC 78 1,058
Whitbread PLC 5,696 230,128
*Wise PLC, Class A 22,093 296,752
#WPP PLC, Sponsored ADR 16,485 446,414
TOTAL UNITED KINGDOM 95,762,727
UNITED STATES — (0.1%)
*Flutter Entertainment PLC,
Class DI 660 201,757
International Paper Co. 14,048 700,857
TOTAL UNITED STATES 902,614
TOTAL COMMON STOCKS 748,969,434
PREFERRED STOCKS — (0.5%)
GERMANY — (0.5%)
Bayerische Motoren Werke
AG, NVS 5.600% 1,463 129,101
Ω#Dr. Ing. h.c. F. Porsche AG,
Preference Shares 1.830% 4,139 211,472
#Draegerwerk AG & Co. KGaA
2.890% 894 71,932
Einhell Germany AG, Class P
2.020% 208 17,712
#FUCHS SE 2.910% 11,706 539,137
Henkel AG & Co. KGaA
3.020% 9,883 764,434
Jungheinrich AG 2.380% 3,092 119,121
Porsche Automobil Holding
SE, NVS 5.410% 7,842 317,105
Sartorius AG 0.390% 1,011 217,021
Sixt SE, Class A 4.430% 1,550 108,926
Volkswagen AG, Class A
6.900% 11,443 1,206,498
TOTAL GERMANY 3,702,459
TOTAL PREFERRED
STOCKS 3,702,459
RIGHTS/WARRANTS — (0.0%)
AUSTRALIA — (0.0%)
*Talga Group, Ltd. 09/13/2025 122 –
TOTAL AUSTRALIA –

49
Dimensional International Sustainability Core 1 ETF
continued
Shares Value
CANADA — (0.0%)
*Constellation Software, Inc. 270 $ –
TOTAL CANADA –
ITALY — (0.0%)
#*Geox SpA 09/30/2026 60 4
TOTAL ITALY 4
TOTAL RIGHTS/WARRANTS 4
TOTAL INVESTMENT SECURITIES — (97.3%)
(Cost $590,519,957) 752,671,897
SECURITIES LENDING COLLATERAL — (2.7%)
@§The DFA Short Term
Investment Fund 1,811,830 20,957,441
TOTAL INVESTMENTS — ( 100.0% )
(Cost $611,477,398) $ 773,629,338
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $14,701,115 which represented 1.9% of the net assets of the Fund.
# Total or Partial Securities on Loan
* Non-Income Producing Securities
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
NYS New York Registry Shares
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 39,713,355 $ 2,163 $ 9 $ 39,715,527
Austria .............................. 3,836,610 — — 3,836,610
Belgium ............................. 8,655,933 — — 8,655,933
Canada ............................. 80,453,911 — 10 80,453,921
Denmark ............................ 18,963,895 — — 18,963,895
Finland .............................. 15,455,719 — — 15,455,719
France .............................. 62,965,669 — — 62,965,669
Germany ............................ 61,431,340 — — 61,431,340
Hong Kong ........................... 7,708,258 — — 7,708,258
Ireland .............................. 4,258,369 — — 4,258,369
Israel ............................... 6,452,175 — — 6,452,175
Italy ................................ 22,438,017 — — 22,438,017
Japan ............................... 150,686,448 — — 150,686,448
Netherlands .......................... 38,546,818 — — 38,546,818
New Zealand ......................... 2,013,152 — — 2,013,152
Norway .............................. 5,893,464 — — 5,893,464

50
Dimensional International Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Portugal ............................. $ 1,643,028 $ — $ — $ 1,643,028
Singapore ............................ 6,037,776 — — 6,037,776
Spain ............................... 24,611,021 — 165 24,611,186
Sweden ............................. 29,128,708 — — 29,128,708
Switzerland ........................... 61,408,080 — — 61,408,080
United Kingdom ....................... 95,762,626 101 — 95,762,727
United States ......................... 902,614 — — 902,614
Preferred Stocks
Germany ............................ 3,702,459 — — 3,702,459
Rights/Warrants
Australia ............................. — — — —
Canada ............................. — — — —
Italy ................................ 4 — — 4
Securities Lending Collateral ............... — 20,957,441 — 20,957,441
Total Investments ........................ $752,669,449 $20,959,705 $184> $773,629,338
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net a ssets.

51
Dimensional Emerging Markets Sustainability Core 1 ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Shares Value
COMMON STOCKS — (98.9%)
AUSTRALIA — (0.1%)
*MMG, Ltd. 428,800 $ 209,757
TOTAL AUSTRALIA 209,757
BRAZIL — (3.3%)
Allied Tecnologia SA, Class A 200 247
Allos SA 26,110 99,384
Alupar Investimento SA 27,862 146,811
Ambev SA 18,800 41,841
Ambev SA, Sponsored ADR 69,073 150,579
*Ambipar Participacoes e
Empreendimentos S/A 2,617 61,170
Anima Holding SA, Class A 21,900 14,239
Auren Energia SA 38,879 64,375
*Automob Participacoes SA 429 851
B3 SA - Brasil Bolsa Balcao 162,400 364,914
Banco ABC Brasil SA 15,253 58,821
Banco Bradesco SA 92,623 256,930
Banco Bradesco SA 65,342 156,395
Banco Bradesco SA,
Sponsored ADR 110,793 306,897
Banco BTG Pactual SA 40,019 279,705
Banco do Brasil SA 81,322 286,153
Banco Mercantil do Brasil SA 3,100 21,423
Banco Pan SA 42,300 58,857
Banco Santander Brasil SA 154,284 728,354
#Banco Santander Brasil SA,
Sponsored ADR 12,532 59,151
BB Seguridade Participacoes
SA, Class H 45,775 275,539
Bemobi Mobile Tech SA 10,500 38,241
Blau Farmaceutica SA 2,100 4,632
C&A MODAS SA 29,200 85,902
Caixa Seguridade
Participacoes S/A 20,700 50,950
Camil Alimentos SA 5,000 4,055
Centrais Eletricas Brasileiras
SA 10,250 69,224
Centrais Eletricas Brasileiras
SA, Class H, Sponsored ADR 9,679 65,430
*Cia Brasileira de Aluminio 9,101 7,608
*Cia Brasileira de Distribuicao 46,174 29,031
Cia de Saneamento Basico do
Estado de Sao Paulo SABESP 5,300 102,534
Cia de Saneamento Basico
do Estado de Sao Paulo
SABESP, Sponsored ADR 10,400 200,512
Cia de Saneamento de Minas
Gerais Copasa MG 23,100 106,700
Cia De Sanena Do Parana 300 409
Cia De Sanena Do Parana 14,300 16,884
Cia De Sanena Do Parana 20,000 121,817
Cia Energetica de Minas
Gerais 39,131 102,885
Shares Value
BRAZIL — (Continued)
Cia Energetica de Minas
Gerais, Class B, Sponsored
ADR 33,910 $ 61,377
Cia Paranaense de Energia
- Copel 27,252 53,739
#Cia Paranaense de Energia -
Copel, ADR 11,475 97,997
Cogna Educacao SA 222,900 109,886
CPFL Energia SA, Class A 18,200 123,239
Cruzeiro do Sul Educacional
SA, Class A 400 362
Cury Construtora e
Incorporadora SA 26,400 138,825
Cyrela Brazil Realty SA
Empreendimentos e
Participacoes 39,200 171,684
Dexco SA 34,729 35,048
Dimed SA Distribuidora da
Medicamentos 6,500 10,565
Direcional Engenharia SA,
Class A 9,819 68,383
EcoRodovias Infraestrutura e
Logistica SA, Class A 39,800 47,915
Embraer SA 5,800 83,562
#Embraer SA, Sponsored ADR 11,199 644,838
Empreendimentos Pague
Menos S/A 2,704 1,898
Energisa S/A 20,993 171,212
Engie Brasil Energia SA 20,427 145,690
Equatorial Energia SA 49,763 302,833
Eucatex SA Industria e
Comercio 3,400 10,701
Even Construtora e
Incorporadora SA 18,900 23,462
Ez Tec Empreendimentos e
Participacoes SA 17,700 43,408
Fleury SA 41,150 105,474
Fras-Le SA 830 3,500
Gerdau SA, Sponsored ADR 41,492 122,816
ΩGPS Participacoes e
Empreendimentos SA 30,428 76,959
Grendene SA, Class A 17,901 16,115
*Grupo Casas Bahia SA 9,248 5,121
Grupo Mateus SA, Class B 26,400 34,565
Grupo SBF SA, Class B 24,798 48,679
Guararapes Confeccoes SA 500 690
Ω*Hapvida Participacoes e
Investimentos S/A, Class A 28,989 171,235
*Hidrovias do Brasil SA 34,708 21,946
Hypera SA, Class A 16,749 76,916
Iochpe Maxion SA 10,100 26,303
Irani Papel e Embalagem SA,
Class A 7,600 10,127
*IRB-Brasil Resseguros SA 10,646 86,521
Isa Energia Brasil SA 23,300 90,186

52
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
BRAZIL — (Continued)
Itau Unibanco Holding SA,
Sponsored ADR 63,069 $ 395,443
JHSF Participacoes SA 37,700 34,679
JSL SA, Class A 1,000 934
Kepler Weber SA 23,758 29,790
Klabin SA 124,350 413,127
Lavvi Empreendimentos
Imobiliarios SA 400 877
Localiza Rent a Car SA 23,322 144,259
LOG Commercial Properties e
Participacoes SA 2,800 10,518
*Log-in Logistica Intermodal
SA 300 1,367
Lojas Renner SA, Class A 76,435 222,128
ΩLWSA SA 46,590 31,456
M Dias Branco SA, Class H 5,400 23,448
Magazine Luiza SA 32,575 41,078
Mahle Metal Leve SA 4,511 23,036
Marcopolo SA 22,081 26,228
Mills Locacao Servicos e
Logistica SA 21,800 43,806
ΩMitre Realty
Empreendimentos E
Participacoes LTDA 2,400 1,586
Motiva Infraestrutura de
Mobilidade SA 112,200 246,704
Moura Dubeux Engenharia S/A 600 2,423
Movida Participacoes SA 35,100 38,871
*MRV Engenharia e
Participacoes SA 84,693 90,010
Multiplan Empreendimentos
Imobiliarios SA, Class A 9,954 44,982
*Natura Cosmeticos SA 67,000 108,065
Neoenergia SA 23,684 103,687
Odontoprev SA, Class A 38,722 83,066
*Oncoclinicas do Brasil
Servicos Medicos SA 6,600 6,425
*Orizon Valorizacao de
Residuos SA 2,200 18,850
Pet Center Comercio e
Participacoes SA 9,400 6,649
Plano & Plano
Desenvolvimento Imobiliario
SA 1,800 4,180
Porto Seguro SA, Class A 33,600 311,421
Raia Drogasil SA 109,116 262,531
ΩRede D'Or Sao Luiz SA 17,700 102,750
Romi SA, Class A 1,039 1,481
Rumo SA 21,600 63,814
Santos Brasil Participacoes SA 42,000 104,652
Schulz SA 300 270
Sendas Distribuidora S/A 108,161 181,796
#Sendas Distribuidora S/A,
ADR 14,754 123,934
*Serena Energia SA, Class A 22,792 48,242
SIMPAR SA 35,188 26,963
Smartfit Escola de Ginastica e
Danca SA 11,938 44,182
Suzano SA 26,406 245,969
Shares Value
BRAZIL — (Continued)
#Suzano SA, Class A,
Sponsored ADR 12,572 $ 116,542
Tegma Gestao Logistica SA 9,200 59,881
Telefonica Brasil SA 1,200 6,748
Telefonica Brasil SA, ADR 13,200 148,104
TIM SA 57,100 211,223
#TIM SA, ADR 1,740 31,981
TOTVS SA 25,000 194,738
Transmissora Alianca de
Energia Eletrica S/A 31,900 190,082
Tres Tentos Agroindustrial S/A 13,000 31,649
Tupy SA 4,000 11,510
Ultrapar Participacoes SA 33,788 103,623
#Ultrapar Participacoes SA,
Sponsored ADR 50,602 154,842
*Usinas Siderurgicas de Minas
Gerais S/A Usiminas, Class A 1,100 861
Valid Solucoes e Servicos
de Seguranca em Meios de
Pagamento e Identificacao SA 11,100 43,658
Vamos Locacao de
Caminhoes Maquinas e
Equipamentos SA 23,852 16,360
Vibra Energia SA, Class A 136,324 516,461
Vivara Participacoes SA 24,200 109,879
Vulcabras SA 13,819 46,454
WEG SA, Class A 68,200 452,064
Wilson Sons SA 11,866 37,515
YDUQS Participacoes SA 26,393 61,002
TOTAL BRAZIL 13,944,081
CHILE — (0.5%)
Aguas Andinas SA, Class A 233,359 76,294
Banco de Chile 213,390 29,201
Banco de Chile, Sponsored
ADR 7,466 203,971
Banco de Credito e
Inversiones SA 5,047 198,977
Banco Itau Chile SA 1,627 21,357
Banco Santander Chile 1,040,253 59,690
Banco Santander Chile,
Sponsored ADR 4,314 99,265
Besalco SA 968 811
BICECORP SA 141,108 38,717
*CAP SA 2,296 10,858
Cencosud SA 47,400 141,850
Cencosud Shopping SA 34,561 67,069
Cia Cervecerias Unidas SA 6,149 36,126
#Cia Cervecerias Unidas SA,
Sponsored ADR 5,206 61,066
Embotelladora Andina SA,
Sponsored ADR 2,221 50,905
Empresa Nacional de
Telecomunicaciones SA 16,849 54,996
Empresas CMPC SA 79,255 110,907
Empresas Copec SA 15,459 101,667
Enel Americas SA 689,507 68,311
Enel Chile SA 748,589 47,634
Enel Chile SA, Sponsored
ADR 1,058 3,365

53
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHILE — (Continued)
Falabella SA, Class A 23,407 $ 115,950
Forus SA, Class A 504 1,063
Inversiones Aguas
Metropolitanas SA 43,582 36,731
Inversiones La Construccion
SA 3,136 34,221
*Multiexport Foods SA 1,116 284
Parque Arauco SA 51,878 105,125
Plaza SA 44,900 94,232
Ripley Corp. SA, Class A 96,846 40,753
Salfacorp SA 40,582 29,719
Sigdo Koppers SA 1,184 1,537
SMU SA, Class A 259,134 40,733
Sociedad Matriz SAAM SA,
Class B 12,412 1,495
*Sociedad Quimica y Minera
de Chile SA, Class B,
Sponsored ADR 5,955 218,846
SONDA SA 44,939 14,789
Vina Concha y Toro SA 25,790 27,392
TOTAL CHILE 2,245,907
CHINA — (24.7%)
360 Security Technology, Inc.,
Class A 9,800 15,359
361 Degrees International, Ltd. 22,000 17,460
37 Interactive Entertainment
Network Technology Group
Co., Ltd., Class A 19,300 44,461
Ω#3SBio, Inc., Class A 263,000 1,075,452
5I5J Holding Group Co., Ltd.,
Class A 7,500 3,100
AAC Technologies Holdings,
Inc. 47,000 239,191
Accelink Technologies Co.,
Ltd., Class A 2,000 14,410
*ADAMA, Ltd., Class A 2,600 2,567
*Addsino Co., Ltd., Class A 6,700 7,564
Advanced Micro-Fabrication
Equipment, Inc., Class A 853 23,379
Advanced Technology &
Materials Co., Ltd., Class A 1,200 2,215
*AECC Aero Science and
Technology Co., Ltd., Class A 7,600 33,182
AECC Aero-Engine Control
Co., Ltd., Class A 4,600 13,455
AECC Aviation Power Co.,
Ltd., Class A 6,400 37,600
*Aerospace Hi-Tech Holdings
Grp, Ltd., Class A 1,200 2,185
*Agile Group Holdings, Ltd. 180,000 10,892
Agricultural Bank of China,
Ltd., Class H 819,000 537,306
Aier Eye Hospital Group Co.,
Ltd., Class A 39,560 70,504
Ω*AInnovation Technology
Group Co., Ltd., Class H 24,000 18,772
Aisino Corp., Class A 8,600 10,985
ΩAK Medical Holdings, Ltd. 42,000 36,703
Ω*Akeso, Inc. 27,000 531,745
Shares Value
CHINA — (Continued)
ΩA-Living Smart City Services
Co., Ltd., Class H 44,250 $ 16,629
Allmed Medical Products Co.,
Ltd., Class A 4,500 5,779
*Amlogic Shanghai Co., Ltd.,
Class A 614 6,161
Amoy Diagnostics Co., Ltd.,
Class A 2,600 8,442
*ANE Cayman, Inc. 42,500 44,124
Angel Yeast Co., Ltd., Class A 5,000 23,800
Ω#Angelalign Technology, Inc. 2,200 16,535
Anhui Anke Biotechnology
Group Co., Ltd., Class H 9,900 16,628
Anhui Construction
Engineering Group Co., Ltd.,
Class A 7,600 5,133
Anhui Expressway Co., Ltd.,
Class H 54,000 84,336
Anhui Guangxin Agrochemical
Co., Ltd., Class A 4,600 7,643
Anhui Gujing Distillery Co.,
Ltd., Class A 1,100 21,021
Anhui Heli Co., Ltd., Class A 11,100 27,372
Anhui Honglu Steel
Construction Group Co., Ltd.,
Class A 14,000 34,853
*Anhui Jianghuai Automobile
Group Corp., Ltd., Class A 2,600 17,850
Anhui Jiangnan Chemical
Industry Co., Ltd., Class A 39,800 33,617
*Anhui Tatfook Technology
Co., Ltd., Class A 2,700 4,572
Anhui Transport Consulting
& Design Institute Co., Ltd.,
Class A 9,320 11,155
*Anhui Truchum Advanced
Materials & Technology Co.,
Ltd., Class A 10,200 12,548
Anhui Yingjia Distillery Co.,
Ltd., Class A 3,600 20,501
Anhui Zhongding Sealing Parts
Co., Ltd., Class A 8,100 19,761
Anji Microelectronics
Technology Shanghai Co.,
Ltd., Class A 1,301 27,026
Anjoy Foods Group Co., Ltd.,
Class A 2,300 23,542
Anker Innovations Technology
Co., Ltd., Class A 1,860 32,006
ANTA Sports Products, Ltd. 101,000 1,157,962
Anton Oilfield Services Group 456,000 81,906
Aotecar New Energy
Technology Co., Ltd., Class A 18,900 7,523
Apeloa Pharmaceutical Co.,
Ltd., Class A 15,500 34,589
*Asia - Potash International
Investment Guangzhou Co.,
Ltd., Class A 3,600 16,017
Ω#AsiaInfo Technologies, Ltd.,
Class R 35,200 51,029

54
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*ASR Microelectronics Co.,
Ltd., Class A 1,318 $ 16,145
Autel Intelligent Technology
Corp., Ltd., Class A 3,798 18,347
Autobio Diagnostics Co., Ltd.,
Class A 2,300 12,690
Avary Holding Shenzhen Co.,
Ltd., Class A 6,400 47,044
AviChina Industry &
Technology Co., Ltd., Class H 294,000 173,778
AVICOPTER PLC, Class A 1,100 6,038
Bafang Electric Suzhou Co.,
Ltd., Class A 392 1,462
Ω*BAIC Motor Corp., Ltd.,
Class H 273,000 74,771
Baiyin Nonferrous Group Co.,
Ltd., Class A 34,400 15,076
Bank of Beijing Co., Ltd.,
Class A 36,700 32,831
Bank of Changsha Co., Ltd.,
Class A 35,700 48,919
Bank of Chengdu Co., Ltd.,
Class A 16,800 43,036
Bank of China, Ltd., Class H 1,833,000 1,060,104
Bank of Chongqing Co., Ltd.,
Class H 95,000 93,790
Bank of Communications Co.,
Ltd., Class H 442,000 398,082
*Bank of Gansu Co., Ltd.,
Class H 7,000 259
Bank of Guiyang Co., Ltd.,
Class A 16,300 14,446
Bank of Hangzhou Co., Ltd.,
Class A 18,000 40,068
Bank of Jiangsu Co., Ltd.,
Class A 49,200 77,107
Bank of Nanjing Co., Ltd.,
Class A 32,000 50,950
Bank of Ningbo Co., Ltd.,
Class A 16,100 62,232
ΩBank of Qingdao Co., Ltd.,
Class H 152,500 78,290
Bank of Shanghai Co., Ltd.,
Class A 26,600 37,741
Bank of Suzhou Co., Ltd.,
Class A 38,750 45,897
Bank of Tianjin Co., Ltd., Class
H 40,500 12,640
Bank of Xi'an Co., Ltd., Class
A 18,600 9,906
ΩBank of Zhengzhou Co., Ltd.,
Class H 13,200 2,220
*Baoding Tianwei Baobian
Electric Co., Ltd. 17,100 20,562
*Baosheng Science and
Technology Innovation Co.,
Ltd., Class A 9,100 6,512
Baoxiniao Holding Co., Ltd.,
Class A 20,500 10,776
*Baozun, Inc., Class A 500 505
Shares Value
CHINA — (Continued)
*Baozun, Inc., Class A,
Sponsored ADR 6,109 $ 16,555
Bear Electric Appliance Co.,
Ltd., Class A 600 3,999
Befar Group Co., Ltd., Class A 3,700 2,253
Beibuwan Port Co., Ltd., Class
A 10,200 11,544
Beijing Bei Mo Gao Ke Friction
Material Co., Ltd., Class A 300 1,266
*Beijing Capital Development
Co., Ltd., Class A 13,200 4,797
Beijing Capital Eco-
Environment Protection Group
Co., Ltd., Class A 31,100 13,285
*Beijing Capital International
Airport Co., Ltd., Class H 54,000 20,981
Beijing Career International
Co., Ltd., Class A 200 993
Beijing Dahao Technology
Corp., Ltd., Class A 1,900 3,631
Beijing Easpring Material
Technology Co., Ltd., Class A 6,400 36,615
Beijing Enlight Media Co., Ltd.,
Class A 5,200 14,280
Beijing Enterprises Holdings,
Ltd. 48,500 202,959
Beijing Fengjing Automotive
Parts Co., Ltd., Class A 10,100 4,889
*Beijing Haixin Energy
Technology Co., Ltd., Class A 12,300 5,783
Beijing Haohua Energy
Resource Co., Ltd., Class A 1,300 1,313
Beijing Jetsen Technology Co.,
Ltd., Class A 51,800 41,238
Beijing Kingsoft Office
Software, Inc., Class A 561 24,392
*Beijing Leike Defense
Technology Co., Ltd., Class A 3,200 2,645
*Beijing North Star Co., Ltd.,
Class H 4,000 443
*Beijing Philisense Technology
Co., Ltd., Class A 400 303
*Beijing Relpow Technology
Co., Ltd., Class A 200 478
Beijing Roborock Technology
Co., Ltd., Class A 897 21,567
Beijing Sanlian Hope Shin-
Gosen Technical Service Co.,
Ltd., Class A 2,100 5,339
Beijing Shiji Information
Technology Co., Ltd., Class A 6,620 9,429
Beijing Sifang Automation Co.,
Ltd., Class A 4,900 11,533
Beijing SL Pharmaceutical Co.,
Ltd., Class A 2,000 2,341
*Beijing Sojo Electric Co., Ltd.,
Class A 3,000 3,021
*Beijing SPC Environment
Protection Tech Co., Ltd.,
Class A 11,100 6,189

55
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Beijing Strong Biotechnologies,
Inc., Class A 4,500 $ 9,143
Beijing Teamsun Technology
Co., Ltd., Class A 3,200 4,846
*Beijing Thunisoft Corp., Ltd.,
Class A 2,100 2,496
Beijing Tiantan Biological
Products Corp., Ltd., Class A 12,620 35,041
Beijing Tong Ren Tang Co.,
Ltd., Class A 5,300 26,455
Beijing Ultrapower Software
Co., Ltd., Class A 32,900 57,630
Beijing United Information
Technology Co., Ltd., Class A 11,300 37,269
*Beijing Wantai Biological
Pharmacy Enterprise Co., Ltd.,
Class A 1,140 9,256
*Beijing Watertek Information
Technology Co., Ltd., Class A 700 468
Beijing Yuanliu Hongyuan
Electronic Technology Co.,
Ltd., Class A 600 4,568
Beijing Zhong Ke San Huan
High-Tech Co., Ltd., Class A 3,200 5,867
Beijing-Shanghai High Speed
Railway Co., Ltd., Class A 90,100 67,479
*Beiqi Foton Motor Co., Ltd.,
Class A 84,400 31,488
#*BeOne Medicines, Ltd.,
Class A, Sponsored ADR 939 282,761
Bestore Co., Ltd., Class A 2,900 5,152
*Bestway Marine & Energy
Technology Co., Ltd., Class A 3,400 3,268
Bethel Automotive Safety
Systems Co., Ltd., Class A 2,240 14,645
Betta Pharmaceuticals Co.,
Ltd., Class A 400 3,582
Beyondsoft Corp., Class A 4,900 9,854
*BGI Genomics Co., Ltd.,
Class A 1,000 7,377
Biem.L.Fdlkk Garment Co.,
Ltd., Class A 5,000 11,199
*Bilibili, Inc., Class Z 13,840 316,469
Binjiang Service Group Co.,
Ltd. 18,500 56,325
Black Peony Group Co., Ltd.,
Class A 5,000 3,731
Ω#Blue Moon Group Holdings,
Ltd., Class A 106,000 51,177
*Blue Sail Medical Co., Ltd.,
Class A 3,300 2,915
*Bluefocus Intelligent
Communications Group Co.,
Ltd., Class A 21,000 20,242
Bluestar Adisseo Co., Class A 4,400 6,048
ΩBOC Aviation, Ltd., Class A 34,500 314,455
BOC International China Co.,
Ltd., Class A 10,700 22,616
*BOE HC SemiTek Corp.,
Class A 2,200 2,273
Shares Value
CHINA — (Continued)
*Bohai Leasing Co., Ltd.,
Class A 86,600 $ 41,797
BTG Hotels Group Co., Ltd.,
Class A 3,600 6,955
*Business-intelligence of
Oriental Nations Corp., Ltd.,
Class A 8,200 11,555
BYD Co., Ltd. 69,000 1,014,344
BYD Electronic International
Co., Ltd., Class A 79,000 331,096
By-health Co., Ltd., Class A 12,900 21,058
C&D Property Management
Group Co., Ltd. 115,000 41,752
Caitong Securities Co., Ltd.,
Class A 18,900 21,232
Ω*CALB Group Co., Ltd.,
Class H 14,200 35,636
*Cambricon Technologies
Corp., Ltd., Class A 512 50,382
Camel Group Co., Ltd., Class
A 8,500 10,728
Cangzhou Mingzhu Plastic
Co., Ltd., Class A 12,000 6,091
Canmax Technologies Co.,
Ltd., Class A 6,000 16,593
Canny Elevator Co., Ltd.,
Class A 200 203
Ω*CanSino Biologics, Inc.,
Class H 2,600 14,838
Castech, Inc., Class A 1,450 7,877
CECEP Solar Energy Co.,
Ltd., Class A 34,900 21,878
CECEP Wind-Power Corp.,
Class A 94,160 39,178
#Central China Securities Co.,
Ltd., Class H 80,000 27,924
CETC Cyberspace Security
Technology Co., Ltd., Class A 3,500 8,864
CETC Digital Technology Co.,
Ltd., Class A 8,000 28,315
*CGN Nuclear Technology
Development Co., Ltd., Class
A 7,000 7,582
ΩCGN Power Co., Ltd., Class
H 1,116,000 419,389
Changchun Faway Automobile
Components Co., Ltd., Class A 1,400 1,984
Changchun High-Tech Industry
Group Co., Ltd., Class A 3,100 45,368
Changzhou Qianhong
Biopharma Co., Ltd., Class A 2,400 3,718
Changzhou Xingyu Automotive
Lighting Systems Co., Ltd.,
Class A 100 1,645
Chaowei Power Holdings, Ltd.,
Class A 2,000 349
Chaozhou Three-Circle Group
Co., Ltd., Class A 3,400 15,604
Cheng De Lolo Co., Ltd.,
Class A 18,200 22,087

56
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Chengdu Corp.RO Technology
Co., Ltd., Class A 1,100 $ 3,282
Chengdu Fusen Noble-House
Industrial Co., Ltd., Class A 1,100 1,823
Chengdu Guibao Science &
Technology Co., Ltd., Class A 5,800 16,901
Chengdu Hi-tech Development
Co., Ltd., Class A 3,200 20,247
Chengdu Kanghong
Pharmaceutical Group Co.,
Ltd., Class A 4,700 26,713
Chengdu Leejun Industrial Co.,
Ltd., Class A 1,000 1,698
Chengdu Wintrue Holding Co.,
Ltd., Class A 4,900 7,156
Chengdu Xingrong
Environment Co., Ltd., Class A 18,100 17,848
Chengtun Mining Group Co.,
Ltd., Class A 10,800 11,279
Chenguang Biotech Group
Co., Ltd., Class A 800 1,458
*Chengxin Lithium Group Co.,
Ltd., Class A 2,200 4,736
Chengzhi Co., Ltd., Class A 22,200 23,924
Chervon Holdings, Ltd. 9,900 22,701
Chifeng Jilong Gold Mining
Co., Ltd., Class A 20,200 64,128
China Automotive Engineering
Research Institute Co., Ltd.,
Class A 8,800 23,739
China Baoan Group Co., Ltd.,
Class A 2,400 3,029
Ω*China Bohai Bank Co., Ltd.,
Class H 216,000 28,341
China CAMC Engineering Co.,
Ltd., Class A 6,900 8,125
China CITIC Bank Corp., Ltd.,
Class H 508,000 473,055
China Communications
Services Corp., Ltd., Class H 290,000 169,197
#China Conch Venture
Holdings, Ltd., Class H 210,000 256,815
China Construction Bank
Corp., Class H 3,253,000 3,335,879
China CSSC Holdings, Ltd.,
Class A 8,600 40,947
China Datang Corp.
Renewable Power Co., Ltd.,
Class H 298,000 87,312
China Design Group Co., Ltd.,
Class A 14,100 16,407
ΩChina East Education
Holdings, Ltd., Class H 37,000 38,414
*China Electronics Optics
Valley Union Holding Co., Ltd.,
Class H 12,000 398
China Energy Engineering
Corp., Ltd., Class H 262,000 43,389
China Everbright Bank Co.,
Ltd., Class H 126,000 59,228
Shares Value
CHINA — (Continued)
*China Express Airlines Co.,
Ltd., Class A 2,000 $ 2,311
China Film Group Co., Ltd.,
Class A 6,300 11,604
*China First Heavy Industries
Co., Ltd., Class A 5,700 2,277
China Galaxy Securities Co.,
Ltd., Class H 340,000 459,974
China Gold International
Resources Corp., Ltd., Class A 32,700 282,220
China Great Wall Securities
Co., Ltd., Class A 17,300 21,162
*China Greatwall Technology
Group Co., Ltd., Class A 2,500 5,229
China Green Electricity
Investment of Tianjin Co., Ltd.,
Class A 8,200 9,826
China Haisum Engineering
Co., Ltd. 3,700 5,388
*China High Speed Railway
Technology Co., Ltd., Class A 1,000 384
ΩChina International Capital
Corp., Ltd., Class H 131,200 333,599
China International Marine
Containers Group Co., Ltd.,
Class H 71,400 77,039
China Isotope & Radiation
Corp., Class H 12,200 25,519
China Jinmao Holdings Group,
Ltd., Class A 904,000 164,678
China Jushi Co., Ltd., Class A 35,800 61,519
China Leadshine Technology
Co., Ltd., Class A 1,400 8,699
China Lesso Group Holdings,
Ltd., Class H 62,000 36,963
China Lilang, Ltd. 66,000 31,192
Ω*China Literature, Ltd., Class
H 54,600 214,922
China Meheco Group Co.,
Ltd., Class A 15,900 24,346
China Meidong Auto Holdings,
Ltd. 64,000 16,958
China Merchants Bank Co.,
Ltd., Class H 182,000 1,182,420
China Merchants Expressway
Network & Technology
Holdings Co., Ltd., Class A 18,700 29,074
China Merchants Port Holdings
Co., Ltd., Class A 72,508 142,799
China Merchants Property
Operation & Service Co., Ltd.,
Class A 6,600 11,323
ΩChina Merchants Securities
Co., Ltd., Class H 46,800 96,819
China Merchants Shekou
Industrial Zone Holdings Co.,
Ltd., Class A 17,900 21,599
China Minsheng Banking
Corp., Ltd., Class H 343,000 206,674

57
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
China National Accord
Medicines Corp., Ltd., Class A 5,630 $ 19,888
China National Chemical
Engineering Co., Ltd., Class A 19,400 21,498
China National Gold Group
Gold Jewellery Co., Ltd., Class
A 6,800 7,696
China National Medicines
Corp., Ltd., Class A 5,900 24,098
China National Nuclear Power
Co., Ltd., Class A 89,100 113,565
China Nonferrous Metal
Industry's Foreign Engineering
and Construction Co., Ltd.,
Class A 1,600 1,309
China Nonferrous Mining
Corp., Ltd., Class A 254,000 247,529
China Northern Rare Earth
Group High-Tech Co., Ltd.,
Class A 8,700 45,248
China Oilfield Services, Ltd.,
Class H 190,000 168,459
China Overseas Grand
Oceans Group, Ltd. 241,000 59,559
China Overseas Land &
Investment, Ltd., Class H 318,500 551,796
China Pacific Insurance Group
Co., Ltd., Class H 199,000 802,338
China Petroleum Engineering
Corp., Class A 47,500 22,597
China Railway Group, Ltd.,
Class H 438,000 220,395
China Railway Hi-tech Industry
Co., Ltd., Class A 12,500 15,742
China Railway Materials Co.,
Ltd., Class A 16,500 6,110
ΩChina Railway Signal &
Communication Corp., Ltd.,
Class H 170,000 74,497
China Railway Tielong
Container Logistics Co., Ltd.,
Class A 100 79
*China Rare Earth Resources
And Technology Co., Ltd.,
Class A 1,300 7,638
China Reinsurance Group
Corp., Class H 615,000 107,331
China Resources Beer
Holdings Co., Ltd., Class A 111,500 371,430
China Resources Boya Bio-
pharmaceutical Group Co.,
Ltd., Class A 1,400 5,235
China Resources Double
Crane Pharmaceutical Co.,
Ltd., Class A 8,400 24,663
China Resources Medical
Holdings Co., Ltd., Class A 74,500 42,232
ΩChina Resources Mixc
Lifestyle Services, Ltd., Class
H 86,600 402,662
Shares Value
CHINA — (Continued)
ΩChina Resources
Pharmaceutical Group, Ltd. 278,000 $ 194,423
China Resources Sanjiu
Medical & Pharmaceutical Co.,
Ltd., Class A 6,669 28,978
China Southern Power Grid
Energy Efficiency&Clean
Energy Co., Ltd., Class A 9,700 6,215
China Southern Power Grid
Technology Co., Ltd., Class A 662 3,039
China State Construction
Engineering Corp., Ltd., Class
A 143,200 112,412
China Suntien Green Energy
Corp., Ltd., Class H 260,000 139,108
China Taiping Insurance
Holdings Co., Ltd., Class A 192,600 429,363
China Testing & Certification
International Group Co., Ltd.,
Class A 3,740 3,636
China Tianying, Inc., Class A 10,400 6,188
Ω#China Tourism Group Duty
Free Corp., Ltd., Class H 11,700 84,806
ΩChina Tower Corp., Ltd.,
Class H 288,600 404,408
*China TransInfo Technology
Co., Ltd., Class A 15,800 23,403
#China Travel International
Investment Hong Kong, Ltd.,
Class A 50,000 11,783
China Tungsten And Hightech
Materials Co., Ltd., Class A 2,450 5,474
*China Vanke Co., Ltd., Class
H 205,900 130,884
China Wafer Level CSP Co.,
Ltd., Class A 5,800 22,829
China World Trade Center Co.,
Ltd., Class A 1,100 3,115
China XD Electric Co., Ltd.,
Class A 25,100 22,802
China Yangtze Power Co.,
Ltd., Class A 75,100 289,976
China Yongda Automobiles
Services Holdings, Ltd. 193,000 55,318
China Zhenhua Group Science
& Technology Co., Ltd., Class
A 4,200 27,687
China Zheshang Bank Co.,
Ltd., Class H 175,700 61,775
China-Singapore Suzhou
Industrial Park Development
Group Co., Ltd., Class A 1,800 1,925
Chinasoft International, Ltd. 380,000 275,924
Chongqing Brewery Co., Ltd.,
Class A 700 5,361
Chongqing Changan
Automobile Co., Ltd., Class A 35,300 62,961
Chongqing Chuanyi
Automation Co., Ltd., Class A 1,000 2,790

58
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Chongqing Department Store
Co., Ltd., Class A 2,400 $ 9,720
Chongqing Fuling Electric
Power Industrial Co., Ltd.,
Class A 21,888 27,686
Chongqing Fuling Zhacai
Group Co., Ltd., Class A 4,680 8,503
Chongqing Gas Group Corp.,
Ltd., Class A 3,700 2,915
Chongqing Machinery &
Electric Co., Ltd., Class H 126,000 22,471
Chongqing Port Co., Ltd.,
Class A 10,900 8,420
Chongqing Rural Commercial
Bank Co., Ltd., Class H 198,000 157,139
Chongqing Zhifei Biological
Products Co., Ltd., Class A 1,800 6,014
Chongqing Zongshen Power
Machinery Co., Ltd., Class A 8,700 28,223
Chow Tai Seng Jewellery Co.,
Ltd., Class A 21,700 38,975
CIG Shanghai Co., Ltd. 1,000 7,528
CIMC Enric Holdings, Ltd. 64,000 54,624
Cisen Pharmaceutical Co.,
Ltd., Class A 200 832
CITIC Heavy Industries Co.,
Ltd., Class A 4,100 2,644
CITIC Securities Co., Ltd.,
Class H 67,500 237,325
#*CMGE Technology Group,
Ltd., Class H 366,000 23,778
CMOC Group, Ltd., Class H 594,000 676,479
CMST Development Co., Ltd.,
Class A 15,700 12,825
CNGR Advanced Material Co.,
Ltd., Class A 2,440 11,421
CNNC Hua Yuan Titanium
Dioxide Co., Ltd., Class A 18,900 10,983
CNOOC Energy Technology &
Services, Ltd., Class A 63,800 35,837
CNSIG Inner Mongolia
Chemical Industry Co., Ltd.,
Class A 14,390 15,667
*COFCO Biotechnology Co.,
Ltd., Class A 15,800 12,819
Contemporary Amperex
Technology Co., Ltd., Class A 15,620 573,266
COSCO SHIPPING Energy
Transportation Co., Ltd., Class
H 36,000 29,304
CQ Pharmaceutical Holding
Co., Ltd., Class A 19,000 13,940
CRRC Corp., Ltd., Class H 220,000 152,459
ΩCSC Financial Co., Ltd.,
Class H 74,000 118,400
CSG Holding Co., Ltd., Class
A 12,000 7,955
CSPC Pharmaceutical Group,
Ltd., Class A 420,000 530,752
Shares Value
CHINA — (Continued)
CSSC Science & Technology
Co., Ltd., Class A 4,200 $ 7,345
CTS International Logistics
Corp., Ltd., Class A 6,400 5,574
*Daan Gene Co., Ltd., Class A 4,000 3,867
Dalian Huarui Heavy Industry
Group Co., Ltd., Class A 16,500 14,188
Daqin Railway Co., Ltd., Class
A 36,500 33,107
Dashang Co., Ltd., Class A 1,463 3,969
DaShenLin Pharmaceutical
Group Co., Ltd., Class A 12,800 30,730
DBG Technology Co., Ltd.,
Class A 500 1,910
DeHua TB New Decoration
Materials Co., Ltd., Class A 21,300 29,512
Deppon Logistics Co., Ltd.,
Class A 1,800 3,884
DHC Software Co., Ltd., Class
A 7,400 9,514
Dian Diagnostics Group Co.,
Ltd., Class A 4,800 10,718
Digital China Group Co., Ltd.,
Class A 3,600 20,671
*Digital China Information
Service Group Co., Ltd., Class
A 2,000 3,564
Do-Fluoride New Materials
Co., Ltd., Class A 5,400 9,302
Dong-E-E-Jiao Co., Ltd., Class
A 3,400 24,332
#Dongfang Electric Corp., Ltd.,
Class H 20,200 47,708
Dongfang Electronics Co.,
Ltd., Class A 3,000 4,265
DongFeng Automobile Co.,
Ltd., Class A 1,100 1,092
Dongguan Aohai Technology
Co., Ltd., Class A 600 3,280
Dongguan Development
Holdings Co., Ltd., Class A 7,400 11,320
Dongguan Rural Commercial
Bank Co., Ltd., Class H 30,000 14,331
Donghua Testing Technology
Co., Ltd., Class H 400 2,155
Dongxing Securities Co., Ltd.,
Class A 19,300 29,846
*DPC Dash, Ltd. 2,400 25,987
Dynagreen Environmental
Protection Group Co., Ltd.,
Class H 21,000 13,617
Ω#*East Buy Holding, Ltd. 28,500 79,691
East Money Information Co.,
Ltd., Class A 34,880 112,377
*Easyhome New Retail Group
Co., Ltd., Class A 4,200 1,736
Ecovacs Robotics Co., Ltd.,
Class A 3,000 33,124
Edan Instruments, Inc., Class
A 2,000 3,628

59
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Edifier Technology Co., Ltd.,
Class A 4,100 $ 7,472
EEKA Fashion Holdings, Ltd. 27,000 23,354
Electric Connector Technology
Co., Ltd., Class A 4,100 27,664
*Enlightify, Inc. 100 93
ENN Energy Holdings, Ltd.,
Class A 77,100 629,077
Eoptolink Technology, Inc.,
Ltd., Class A 1,848 48,495
Era Co., Ltd., Class A 9,400 5,463
*Estun Automation Co., Ltd.,
Class A 600 1,748
Eternal Asia Supply Chain
Management, Ltd., Class A 12,700 7,891
Eve Energy Co., Ltd., Class A 2,200 13,511
Ever Sunshine Services
Group, Ltd. 118,000 31,266
ΩEverbright Securities Co.,
Ltd., Class H 1,000 1,332
Explosive Co., Ltd., Class A 1,200 2,328
Fangda Carbon New Material
Co., Ltd., Class A 9,400 6,245
Fangda Special Steel
Technology Co., Ltd., Class A 25,500 20,689
FAW Jiefang Group Co., Ltd.,
Class A 2,600 2,510
FAWER Automotive Parts Co.,
Ltd., Class A 8,200 6,755
FESCO Group Co., Ltd., Class
A 8,300 24,174
Fibocom Wireless, Inc., Class
A 13,740 50,156
*Financial Street Holdings Co.,
Ltd., Class A 12,800 5,202
First Capital Securities Co.,
Ltd., Class A 6,900 7,082
Focus Media Information
Technology Co., Ltd., Class A 58,800 61,163
Foryou Corp., Class A 1,000 4,109
Foshan Haitian Flavouring &
Food Co., Ltd., Class A 11,140 59,252
Foshan Nationstar
Optoelectronics Co., Ltd.,
Class A 2,700 3,456
Founder Securities Co., Ltd.,
Class A 31,800 35,813
Foxconn Industrial Internet
Co., Ltd., Class A 37,900 181,925
#Fu Shou Yuan International
Group, Ltd., Class A 115,000 52,885
Fujian Boss Software
Development Co., Ltd., Class
A 1,220 2,584
Fujian Star-net Communication
Co., Ltd., Class A 3,400 12,534
Gan & Lee Pharmaceuticals
Co., Ltd., Class A 900 7,227
Ω#Ganfeng Lithium Group
Co., Ltd., Class H 40,600 134,989
Shares Value
CHINA — (Continued)
Gansu Shangfeng Cement
Co., Ltd., Class A 9,100 $ 11,043
Gaona Aero Material Co., Ltd.,
Class A 460 1,109
G-bits Network Technology
Xiamen Co., Ltd., Class A 800 37,708
GCL Energy Technology Co.,
Ltd., Class A 16,100 27,153
GEM Co., Ltd., Class A 13,500 12,077
*Gemdale Corp., Class A 15,900 8,292
*Genimous Technology Co.,
Ltd., Class A 9,400 11,538
*Genscript Biotech Corp. 48,000 105,050
Getein Biotech, Inc., Class A 100 120
GF Securities Co., Ltd., Class
H 89,200 194,763
Ω#Giant Biogene Holding Co.,
Ltd. 29,400 209,732
Giant Network Group Co., Ltd.,
Class A 11,100 36,547
GigaDevice Semiconductor,
Inc., Class A 200 3,360
Ginlong Technologies Co.,
Ltd., Class A 4,700 37,071
Glarun Technology Co., Ltd.,
Class A 5,900 24,761
#*Global New Material
International Holdings, Ltd. 11,000 7,217
GoerTek, Inc., Class A 8,200 26,180
Goldenmax International
Group, Ltd., Class A 200 333
Goldwind Science &
Technology Co., Ltd., Class H 99,600 88,942
Goneo Group Co., Ltd., Class
A 1,155 7,555
Goodbaby International
Holdings, Ltd. 93,000 13,032
*GoodWe Technologies Co.,
Ltd., Class A 698 4,046
Gotion High-tech Co., Ltd.,
Class A 1,700 6,892
*Grandjoy Holdings Group Co.,
Ltd., Class A 13,100 5,487
Great Wall Motor Co., Ltd.,
Class A 154,500 252,711
Gree Electric Appliances, Inc.
of Zhuhai, Class A 11,200 70,864
Greentown China Holdings,
Ltd. 189,000 237,634
Ω#Greentown Management
Holdings Co., Ltd. 137,000 49,739
Greentown Service Group Co.,
Ltd., Class A 248,000 151,327
GRG Banking Equipment Co.,
Ltd., Class A 12,891 23,654
GRG Metrology & Test Group
Co., Ltd., Class A 200 475
Grinm Advanced Materials
Co., Ltd., Class A 900 2,343

60
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Guangdong Advertising Group
Co., Ltd., Class A 12,400 $ 13,552
Guangdong Aofei Data
Technology Co., Ltd., Class A 2,959 8,585
Guangdong Construction
Engineering Group Co., Ltd.,
Class A 42,700 21,734
*Guangdong Create Century
Intelligent Equipment Group
Corp., Ltd., Class A 2,800 3,235
Guangdong Dongfang
Precision Science &
Technology Co., Ltd., Class A 4,800 9,387
Guangdong Dongpeng
Holdings Co., Ltd., Class A 100 83
Guangdong Dowstone
Technology Co., Ltd., Class A 5,800 13,739
Guangdong Goworld Co., Ltd.,
Class A 10,000 18,016
Guangdong Great River
Smarter Logistics Co., Ltd.,
Class A 200 310
Guangdong Kinlong Hardware
Products Co., Ltd., Class A 700 2,151
Guangdong Provincial
Expressway Development Co.,
Ltd., Class A 15,500 26,549
Guangdong Sirio Pharma Co.,
Ltd., Class A 1,729 5,494
Guangdong South New Media
Co., Ltd., Class A 2,400 13,664
*Guangdong TCL Smart Home
Appliances Co., Ltd., Class A 13,500 18,986
Guangdong Xinbao Electrical
Appliances Holdings Co., Ltd.,
Class A 6,400 13,110
Guangdong Zhongsheng
Pharmaceutical Co., Ltd.,
Class A 2,200 6,115
Guangshen Railway Co., Ltd.,
Class H 102,000 25,468
*Guangxi Huaxi Nonferrous
Metal Co., Ltd., Class A 8,100 24,648
Guangxi Liugong Machinery
Co., Ltd., Class A 11,900 17,660
Guangxi LiuYao Group Co.,
Ltd., Class A 2,600 6,512
Guangzhou Baiyun
International Airport Co., Ltd.,
Class A 10,100 13,069
#Guangzhou Baiyunshan
Pharmaceutical Holdings Co.,
Ltd., Class H 24,000 55,276
*Guangzhou Great Power
Energy & Technology Co.,
Ltd., Class A 1,300 4,646
Guangzhou Haige
Communications Group, Inc.
Co., Class A 8,100 14,874
Shares Value
CHINA — (Continued)
Guangzhou Haoyang
Electronic Co., Ltd., Class A 400 $ 1,981
Guangzhou KDT Machinery
Co., Ltd., Class A 1,100 2,459
Guangzhou Kingmed
Diagnostics Group Co., Ltd.,
Class A 5,400 23,105
Guangzhou Restaurant Group
Co., Ltd., Class A 600 1,316
Guangzhou Shiyuan Electronic
Technology Co., Ltd., Class A 3,600 17,500
Guangzhou Tinci Materials
Technology Co., Ltd., Class A 8,500 22,269
Guangzhou Wondfo Biotech
Co., Ltd., Class A 1,000 3,316
Guangzhou Zhujiang Brewery
Co., Ltd., Class A 1,000 1,423
Guilin Sanjin Pharmaceutical
Co., Ltd., Class A 2,500 5,232
Guizhou Xinbang
Pharmaceutical Co., Ltd.,
Class A 7,200 3,745
*Guocheng Mining Co., Ltd.,
Class A 2,100 4,051
#Guolian Minsheng Securities
Co., Ltd., Class H 29,000 21,501
Guomai Technologies, Inc.,
Class A 300 503
Guosen Securities Co., Ltd.,
Class A 900 1,655
ΩGuotai Haitong Securities
Co., Ltd., Class H 136,504 294,223
Gushengtang Holdings, Ltd. 22,200 101,102
H World Group, Ltd., Class F 83,400 260,293
#H World Group, Ltd.,
Sponsored ADR 1,012 31,595
ΩHaidilao International
Holding, Ltd., Class H 88,000 156,046
Haier Smart Home Co., Ltd.,
Class H 205,600 646,920
*Hainan Drinda New Energy
Technology Co., Ltd., Class A 100 599
*Hainan Haide Capital
Management Co., Ltd., Class
A 2,595 2,350
Hainan Jinpan Smart
Technology Co., Ltd. 419 2,202
#*Hainan Meilan International
Airport Co., Ltd., Class A 5,000 6,879
Haisco Pharmaceutical Group
Co., Ltd., Class A 300 2,321
Haitian International Holdings,
Ltd. 68,000 184,943
Hand Enterprise Solutions Co.,
Ltd., Class A 5,000 13,093
Hangcha Group Co., Ltd.,
Class A 13,160 38,603
*Hangjin Technology Co., Ltd.,
Class A 1,100 3,326

61
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Hangxiao Steel Structure Co.,
Ltd., Class A 6,300 $ 2,315
Hangzhou Binjiang Real Estate
Group Co., Ltd., Class A 19,300 26,714
Hangzhou Chang Chuan
Technology Co., Ltd., Class A 4,200 25,304
Hangzhou Electronic Soul
Network Technology Co., Ltd.,
Class A 400 1,251
*Hangzhou GreatStar
Industrial Co., Ltd., Class A 4,100 17,690
Hangzhou Haoyue Personal
Care Co., Ltd., Class A 1,120 6,074
*Hangzhou Lion
Microelectronics Co., Ltd.,
Class A 900 3,069
Hangzhou Onechance Tech
Corp., Class A 300 1,056
Hangzhou Oxygen Plant
Group Co., Ltd., Class A 14,300 43,474
Hangzhou Robam Appliances
Co., Ltd., Class A 8,269 21,882
Ω#*Hangzhou SF Intra-City
Industrial Co., Ltd., Class H 17,000 36,729
Hangzhou Sunrise Technology
Co., Ltd., Class H 1,000 2,182
Ω#Hangzhou Tigermed
Consulting Co., Ltd., Class H 14,900 105,818
ΩHansoh Pharmaceutical
Group Co., Ltd. 74,000 333,236
Haohua Chemical Science &
Technology Co., Ltd., Class A 4,000 14,241
Ω*Harbin Bank Co., Ltd., Class
H 207,000 11,339
Harbin Boshi Automation Co.,
Ltd., Class A 5,900 13,256
Harbin Electric Co., Ltd., Class
H 86,000 81,946
Harbin Electric Corp. Jiamusi
Electric Machine Co., Ltd.,
Class A 4,800 7,689
*Harbin Gloria
Pharmaceuticals Co., Ltd.,
Class A 1,700 875
*Harbin Pharmaceutical Group
Co., Ltd., Class A 17,900 10,055
HBIS Resources Co., Ltd.,
Class A 11,900 22,842
Ω*HBM Holdings, Ltd. 66,000 79,032
Healthcare Co., Ltd., Class A 300 353
Hebei Hengshui Laobaigan
Liquor Co., Ltd., Class A 13,200 30,720
Hebei Sinopack Electronic
Technology Co., Ltd., Class A 420 3,114
Hebei Yangyuan Zhihui
Beverage Co., Ltd., Class A 9,900 29,191
Hefei Meiya Optoelectronic
Technology, Inc., Class A 15,300 35,840
Shares Value
CHINA — (Continued)
*Hefei Urban Construction
Development Co., Ltd., Class
A 5,200 $ 4,962
Heilongjiang Agriculture Co.,
Ltd., Class A 4,000 8,288
Henan Lingrui Pharmaceutical
Co., Class A 3,700 11,700
Henan Pinggao Electric Co.,
Ltd., Class A 5,700 12,388
Henan Thinker Automatic
Equipment Co., Ltd., Class A 1,200 4,816
*Henan Yicheng New Energy
Co., Ltd., Class A 11,700 7,091
Henan Yuguang Gold & Lead
Co., Ltd., Class A 6,000 6,774
Hengli Petrochemical Co., Ltd.,
Class A 23,600 50,570
Hengyi Petrochemical Co.,
Ltd., Class A 8,500 7,062
*Hesai Group, Class A, ADR 5,123 97,337
Hesteel Co., Ltd., Class A 5,000 1,664
Hexing Electrical Co., Ltd.,
Class A 5,900 21,881
#Hisense Home Appliances
Group Co., Ltd., Class H 43,000 123,796
Hisense Visual Technology
Co., Ltd., Class A 9,900 31,223
Hithink RoyalFlush Information
Network Co., Ltd., Class A 1,500 59,000
HLA Group Corp., Ltd., Class
A 28,100 26,579
*Hongmian Zhihui Science
And Technology Innovation
Co., Ltd. 3,300 1,497
Hongrun Construction Group
Co., Ltd., Class A 3,600 2,561
Hoshine Silicon Industry Co.,
Ltd., Class A 3,700 27,018
Huaan Securities Co., Ltd.,
Class A 19,800 16,641
Huada Automotive Technology
Corp., Ltd., Class A 600 3,002
Huadong Medicine Co., Ltd.,
Class A 6,800 41,780
Huafon Chemical Co., Ltd.,
Class A 24,800 25,831
Huafon Microfibre Shanghai
Technology Co., Ltd., Class A 7,800 9,390
Huafu Fashion Co., Ltd., Class
A 10,200 6,578
Huagong Tech Co., Ltd., Class
A 1,000 7,012
*Huaihe Energy Group Co.,
Ltd., Class A 35,200 17,185
Hualan Biological Engineering,
Inc., Class A 6,300 14,487
Huaming Power Equipment
Co., Ltd., Class H 13,200 32,221
Huangshan Novel Co., Ltd.,
Class A 6,000 9,670

62
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Huapont Life Sciences Co.,
Ltd., Class A 16,900 $ 10,266
ΩHuatai Securities Co., Ltd.,
Class H 102,400 235,585
Huaxi Securities Co., Ltd.,
Class A 5,000 6,948
Huaxia Bank Co., Ltd., Class A 27,300 30,101
Huayu Automotive Systems
Co., Ltd., Class A 8,500 20,725
Hubei Chutian Smart
Communication Co., Ltd.,
Class A 20,300 12,022
Hubei Dinglong Co., Ltd.,
Class A 2,600 10,237
Hubei Feilihua Quartz Glass
Co., Ltd., Class A 2,600 30,435
Hubei Jumpcan
Pharmaceutical Co., Ltd.,
Class A 3,200 11,916
Hubei Xingfa Chemicals Group
Co., Ltd., Class A 9,000 30,919
Hubei Yihua Chemical Industry
Co., Ltd., Class A 2,400 4,527
Huizhou Desay Sv Automotive
Co., Ltd., Class A 1,400 19,726
Humanwell Healthcare Group
Co., Ltd., Class A 8,000 24,166
Hunan Aihua Group Co., Ltd.,
Class A 2,300 5,088
*Hunan Er-Kang
Pharmaceutical Co., Ltd.,
Class A 4,400 2,862
Hunan Gold Corp., Ltd., Class
A 19,110 47,098
Hunan Valin Steel Co., Ltd.,
Class A 12,500 9,813
Hunan Zhongke Electric Co.,
Ltd., Class A 2,800 6,330
Hundsun Technologies, Inc.,
Class A 900 4,519
Ω*Hygeia Healthcare Holdings
Co., Ltd. 42,800 93,233
*Hytera Communications
Corp., Ltd., Class A 4,000 6,496
*HyUnion Holding Co., Ltd.,
Class A 3,400 4,626
*IAT Automobile Technology
Co., Ltd., Class A 600 963
IEIT Systems Co., Ltd., Class
A 3,300 25,525
Iflytek Co., Ltd., Class A 5,400 36,533
Ω*IMAX China Holding, Inc.,
Class A 10,000 10,764
Imeik Technology
Development Co., Ltd., Class
A 1,100 28,209
Industrial & Commercial Bank
of China, Ltd., Class H 1,236,000 947,862
Industrial Bank Co., Ltd., Class
A 41,900 131,566
Shares Value
CHINA — (Continued)
Industrial Securities Co., Ltd.,
Class A 8,200 $ 7,392
Infore Environment
Technology Group Co., Ltd.,
Class A 19,000 17,445
Ω#*Ingdan, Inc., Class A 46,000 11,603
Ingenic Semiconductor Co.,
Ltd., Class A 1,000 9,258
Inner Mongolia BaoTou Steel
Union Co., Ltd., Class A 9,600 3,582
*Inner Mongolia Furui Medical
Science Co., Ltd., Class A 1,100 6,838
Inner Mongolia Xingye
Silver&Tin Mining Co., Ltd.,
Class A 4,300 10,455
Ω*Innovent Biologics, Inc. 40,000 499,363
#*iQIYI, Inc., Sponsored ADR 47,076 86,620
IReader Technology Co., Ltd.,
Class A 100 288
*IRICO Display Devices Co.,
Ltd. 35,000 29,854
#*J&T Global Express, Ltd.,
Class A 157,800 207,452
Jade Bird Fire Co., Ltd., Class
A 2,928 4,236
Jafron Biomedical Co., Ltd.,
Class A 9,300 30,531
Jangho Group Co., Ltd., Class
A 5,200 5,669
Jason Furniture Hangzhou
Co., Ltd., Class A 3,900 13,739
JCET Group Co., Ltd., Class A 7,700 37,452
JCHX Mining Management
Co., Ltd., Class A 5,000 32,794
Ω*JD Health International, Inc. 113,200 725,345
Ω*JD Logistics, Inc. 222,000 386,308
JD.com, Inc. 112,400 1,759,740
Jiajiayue Group Co., Ltd.,
Class A 6,300 9,332
Jiangling Motors Corp., Ltd.,
Class A 4,300 12,613
Jiangsu Asia-Pacific Light Alloy
Technology Co., Ltd., Class A 8,700 7,131
Jiangsu Azure Corp., Class A 9,800 19,627
Jiangsu Changshu Rural
Commercial Bank Co., Ltd.,
Class A 7,590 7,779
Jiangsu Cnano Technology
Co., Ltd., Class A 841 4,899
Jiangsu Dingsheng New
Energy Materials Co., Ltd.,
Class A 2,000 2,557
*Jiangsu Eastern Shenghong
Co., Ltd., Class A 2,000 2,477
Jiangsu Expressway Co., Ltd.,
Class H 120,000 147,210
Jiangsu Guomao Reducer Co.,
Ltd., Class A 100 206

63
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Jiangsu Haili Wind Power
Equipment Technology Co.,
Ltd., Class A 100 $ 923
Jiangsu Hengli Hydraulic Co.,
Ltd., Class A 2,000 20,416
Jiangsu Hengrui
Pharmaceuticals Co., Ltd.,
Class A 11,900 103,813
Jiangsu High Hope
International Group Corp.,
Class A 10,000 4,119
*Jiangsu Hoperun Software
Co., Ltd., Class A 500 3,681
Jiangsu Huachang Chemical
Co., Ltd., Class A 4,700 4,446
*Jiangsu Huahong Technology
Stock Co., Ltd., Class A 1,500 2,971
Jiangsu Jiangyin Rural
Commercial Bank Co., Ltd.,
Class A 11,100 7,174
Jiangsu Jiejie Microelectronics
Co., Ltd., Class A 2,100 8,694
*Jiangsu Kanion
Pharmaceutical Co., Ltd.,
Class A 1,100 2,694
Jiangsu King's Luck Brewery
JSC, Ltd., Class A 5,000 27,246
Jiangsu Linyang Energy Co.,
Ltd., Class A 10,600 8,483
Jiangsu Nata Opto-electronic
Material Co., Ltd., Class A 3,360 14,712
Jiangsu Nhwa Pharmaceutical
Co., Ltd., Class A 5,600 17,141
Jiangsu Phoenix Publishing &
Media Corp., Ltd., Class A 5,200 7,875
Jiangsu Provincial Agricultural
Reclamation and Development
Corp., Class A 10,500 14,126
Jiangsu Shentong Valve Co.,
Ltd., Class A 4,200 7,928
Jiangsu Shuangxing Color
Plastic New Materials Co.,
Ltd., Class A 7,000 5,495
Jiangsu Sopo Chemical Co.,
Class A 1,800 2,022
Jiangsu Suzhou Rural
Commercial Bank Co., Ltd.,
Class H 26,620 19,715
Jiangsu Tongrun Equipment
Technology Co., Ltd. 2,400 3,991
Jiangsu Yanghe Distillery Co.,
Ltd., Class A 2,400 22,455
Jiangsu Yangnong Chemical
Co., Ltd., Class A 2,010 18,407
Jiangsu Yoke Technology Co.,
Ltd., Class A 400 3,066
Jiangsu Yuyue Medical
Equipment & Supply Co., Ltd.,
Class A 4,100 19,834
Shares Value
CHINA — (Continued)
Jiangsu Zhangjiagang Rural
Commercial Bank Co., Ltd.,
Class A 23,300 $ 14,477
Jiangsu Zhongtian Technology
Co., Ltd., Class A 16,300 31,310
Jiangsu Zijin Rural Commercial
Bank Co., Ltd., Class A 13,800 5,742
Jiangxi Bank Co., Ltd., Class H 4,500 396
Jiangxi Ganyue Expressway
Co., Ltd., Class A 13,600 9,563
Jiangxi Xinyu Guoke
Technology Co., Ltd., Class A 264 1,435
Jiangzhong Pharmaceutical
Co., Ltd., Class A 3,300 10,000
Jiayin Group, Inc., ADR 2,052 27,374
Jiayou International Logistics
Co., Ltd., Class A 4,676 7,199
*Jilin Chemical Fibre, Class A 1,600 897
Jinduicheng Molybdenum Co.,
Ltd., Class A 18,200 32,486
Jingjin Equipment, Inc., Class
A 1,000 2,165
Jinhui Liquor Co., Ltd., Class A 800 2,016
Ω#*Jinxin Fertility Group, Ltd.,
Class A 459,000 194,710
Jinyu Bio-Technology Co.,
Ltd., Class A 3,000 3,566
ΩJiumaojiu International
Holdings, Ltd., Class A 91,000 32,922
Jiuzhitang Co., Ltd., Class A 3,800 6,019
JL Mag Rare-Earth Co., Ltd.,
Class A 600 2,277
JNBY Design, Ltd. 44,500 105,439
Ω#Joinn Laboratories China
Co., Ltd., Class H 3,200 9,763
Jointown Pharmaceutical
Group Co., Ltd., Class A 33,441 24,860
Jonjee Hi-Tech Industrial And
Commercial Holding Co., Ltd.,
Class A 7,000 18,262
Joyoung Co., Ltd., Class A 2,000 2,793
JS Corrugating Machinery Co.,
Ltd., Class A 2,200 3,515
JSTI Group, Class A 11,100 14,810
Juewei Food Co., Ltd., Class A 1,300 2,741
Kaishan Group Co., Ltd.,
Class A 2,400 4,520
Kangji Medical Holdings, Ltd. 46,500 49,876
*Kanzhun, Ltd., ADR 1,205 22,847
*KBC Corp., Ltd., Class A 1,183 4,348
Keboda Technology Co., Ltd.,
Class A 100 721
Keda Industrial Group Co.,
Ltd., Class A 12,200 17,986
Keeson Technology Corp.,
Ltd., Class A 200 351
Kehua Data Co., Ltd., Class A 5,600 32,815
Kidswant Children Products
Co., Ltd., Class A 11,100 20,644

64
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
KingClean Electric Co., Ltd.,
Class A 2,400 $ 7,662
Kingfa Sci & Tech Co., Ltd.,
Class A 6,900 12,087
Kingnet Network Co., Ltd.,
Class A 20,100 51,182
*Kingsoft Cloud Holdings, Ltd.,
ADR 544 7,877
Konfoong Materials
International Co., Ltd., Class A 300 2,883
*Konka Group Co., Ltd., Class
A 6,400 4,287
KPC Pharmaceuticals, Inc.,
Class A 3,700 7,513
Ω*Kuaishou Technology,
Class W 125,600 1,232,000
Kuang-Chi Technologies Co.,
Ltd., Class A 1,700 9,634
*Kunlun Tech Co., Ltd., Class
A 2,600 12,946
Kunshan Kinglai Hygienic
Materials Co., Ltd., Class A 1,680 7,510
Kweichow Moutai Co., Ltd.,
Class A 3,800 749,264
Lancy Co., Ltd., Class A 500 1,221
Lao Feng Xiang Co., Ltd.,
Class A 4,700 30,670
Laobaixing Pharmacy Chain
JSC, Class A 11,200 30,290
LB Group Co., Ltd., Class A 10,800 25,539
Ω*Legend Holdings Corp.,
Class H 70,100 88,942
Lenovo Group, Ltd., Class A 1,570,000 2,024,000
Lens Technology Co., Ltd.,
Class A 20,700 65,486
Leo Group Co., Ltd., Class A 29,300 15,564
Lepu Medical Technology
Beijing Co., Ltd., Class A 15,100 32,587
Leyard Optoelectronic Co.,
Ltd., Class A 27,600 23,159
*Li Auto, Inc., Class A 55,400 732,550
Li Ning Co., Ltd. 290,000 615,465
Lianhe Chemical Technology
Co., Ltd., Class A 5,800 8,326
*Liao Ning Oxiranchem, Inc.,
Class A 300 311
Lier Chemical Co., Ltd., Class
A 2,900 5,140
*Lifetech Scientific Corp. 282,000 73,284
Lingbao Gold Group Co., Ltd.,
Class H 50,000 64,841
Lingyi iTech Guangdong Co.,
Class A 25,800 32,240
Loncin Motor Co., Ltd., Class A 6,900 11,532
ΩLongfor Group Holdings,
Ltd., Class A 146,000 182,082
Longhua Technology Group
Luoyang Co., Ltd., Class A 1,300 1,592
Longshine Technology Group
Co., Ltd., Class A 2,000 5,656
Shares Value
CHINA — (Continued)
*Lotus Holdings Co., Ltd. 2,200 $ 1,886
Luenmei Quantum Co., Ltd.,
Class A 14,100 11,733
Luolai Lifestyle Technology
Co., Ltd., Class A 200 234
Luoyang Xinqianglian Slewing
Bearing Co., Ltd., Class A 1,700 7,807
Lushang Freda
Pharmaceutical Co., Ltd.,
Class A 2,900 3,363
Luxi Chemical Group Co., Ltd.,
Class A 29,300 47,220
Luxshare Precision Industry
Co., Ltd., Class A 21,300 108,210
Luyang Energy-Saving
Materials Co., Ltd. 5,200 7,746
Ω#*Luye Pharma Group, Ltd.,
Class A 181,500 99,420
Luzhou Laojiao Co., Ltd.,
Class A 4,500 76,704
Maccura Biotechnology Co.,
Ltd., Class A 3,200 5,690
Mango Excellent Media Co.,
Ltd., Class A 11,100 33,915
Ω#Maoyan Entertainment,
Class A 75,600 75,022
Maxscend Microelectronics
Co., Ltd., Class A 300 3,093
Mayinglong Pharmaceutical
Group Co., Ltd., Class A 1,400 5,528
Meinian Onehealth Healthcare
Holdings Co., Ltd., Class A 33,600 23,813
ΩMeitu, Inc., Class W 175,000 269,299
Ω*Meituan, Class W 172,310 2,669,159
Mesnac Co., Ltd., Class A 400 479
Metallurgical Corp. of China,
Ltd., Class H 178,000 38,548
M-Grass Ecology And
Environment Group Co., Ltd.,
Class A 600 353
Ω*Microport Cardioflow
Medtech Corp. 95,000 16,943
#MicroPort NeuroScientific
Corp. 31,000 56,471
#*Microport Scientific Corp. 37,000 67,024
Micro-Tech Nanjing Co., Ltd. 2,577 29,594
Midea Group Co., Ltd., Class A 18,000 175,227
ΩMidea Real Estate Holding,
Ltd. 21,600 11,914
Milkyway Intelligent Supply
Chain Service Group Co., Ltd.,
Class A 2,100 15,585
Ming Yang Smart Energy
Group, Ltd., Class A 7,400 11,392
MINISO Group Holding, Ltd.,
Class F 56,000 266,446
MLS Co., Ltd., Class A 9,700 11,368
Morimatsu International
Holdings Co., Ltd. 41,000 47,529
MYS Group Co., Ltd., Class A 7,400 3,797

65
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Nanfang Zhongjin
Environment Co., Ltd., Class A 7,200 $ 3,815
Nanhua Futures Co., Ltd.,
Class A 1,000 3,165
NanJi E-Commerce Co., Ltd.,
Class A 7,200 3,695
Nanjing Hanrui Cobalt Co.,
Ltd., Class A 1,400 7,124
Nanjing King-Friend
Biochemical Pharmaceutical
Co., Ltd., Class A 18,000 29,583
Nanjing Pharmaceutical Co.,
Ltd., Class A 25,700 18,535
*Nanjing Tanker Corp., Class
A 10,800 4,269
Nantong Jianghai Capacitor
Co., Ltd., Class A 5,500 18,216
NARI Technology Co., Ltd.,
Class A 29,340 89,035
*National Silicon Industry
Group Co., Ltd., Class A 911 2,349
NAURA Technology Group
Co., Ltd., Class A 1,890 87,866
*NavInfo Co., Ltd., Class A 9,900 11,534
#NetDragon Websoft Holdings,
Ltd. 29,000 40,120
Ω*NetEase Cloud Music, Inc. 5,100 165,019
NetEase, Inc., Class H 58,700 1,528,443
NetEase, Inc., Sponsored ADR 11,615 1,513,434
Neusoft Corp., Class A 4,400 5,999
New China Life Insurance Co.,
Ltd., Class H 129,300 828,508
New Hope Dairy Co., Ltd.,
Class A 1,200 2,709
Ω*<New Horizon Health, Ltd. 4,000 1,350
Neway Valve Suzhou Co.,
Ltd., Class A 7,200 28,799
*Newborn Town, Inc. 112,000 151,521
Newland Digital Technology
Co., Ltd., Class A 13,500 55,740
*Ninestar Corp., Class A 6,100 19,915
Ningbo Boway Alloy Material
Co., Ltd., Class A 8,900 22,033
Ningbo Haitian Precision
Machinery Co., Ltd., Class A 1,100 2,935
Ningbo Huaxiang Electronic
Co., Ltd., Class A 2,700 7,501
*Ningbo Jifeng Auto Parts Co.,
Ltd., Class A 8,800 14,158
Ningbo Joyson Electronic
Corp., Class A 15,700 39,913
Ningbo Orient Wires & Cables
Co., Ltd., Class A 1,500 9,863
Ningbo Peacebird Fashion
Co., Ltd., Class A 2,800 5,592
Ningbo Ronbay New Energy
Technology Co., Ltd., Class A 2,252 6,968
Ningbo Sanxing Medical
Electric Co., Ltd., Class A 13,700 42,733
Shares Value
CHINA — (Continued)
*Ningbo Shanshan Co., Ltd.,
Class A 22,300 $ 31,083
Ningbo Sunrise Elc
Technology Co., Ltd., Class A 1,600 3,724
Ningbo Tuopu Group Co., Ltd.,
Class A 2,030 12,962
Ningbo Xusheng Group Co.,
Ltd., Class A 940 1,734
Ningbo Yunsheng Co., Ltd.,
Class A 2,200 3,628
Ningbo Zhoushan Port Co.,
Ltd., Class A 1,800 906
*Niu Technologies, Class A,
ADR 1,290 4,644
NKY Medical Holdings, Ltd.,
Class A 4,000 9,231
Ω#Nongfu Spring Co., Ltd.,
Class H 45,800 265,173
Norinco International
Cooperation, Ltd., Class A 9,600 14,633
North China Pharmaceutical
Co., Ltd., Class A 7,100 6,775
North Copper Co., Ltd., Class
A 22,100 32,582
North Huajin Chemical
Industries Co., Ltd., Class A 4,600 3,337
*North Industries Group Red
Arrow Co., Ltd., Class A 5,600 16,908
Northeast Pharmaceutical
Group Co., Ltd., Class A 7,700 6,675
Northeast Securities Co., Ltd.,
Class A 16,000 18,263
Northking Information
Technology Co., Ltd., Class A 1,568 4,495
*NSFOCUS Technologies
Group Co., Ltd., Class R 1,900 2,103
NYOCOR Co., Ltd., Class A 8,400 6,419
*Offcn Education Technology
Co., Ltd., Class A 56,200 23,072
Offshore Oil Engineering Co.,
Ltd., Class A 24,500 18,723
*OFILM Group Co., Ltd., Class
A 20,600 32,199
OmniVision Integrated Circuits
Group, Inc., Class A 3,300 55,508
Onewo, Inc., Class H 32,900 94,299
Oppein Home Group, Inc.,
Class A 1,800 12,869
Opple Lighting Co., Ltd., Class
A 3,200 8,215
ORG Technology Co., Ltd.,
Class A 24,400 18,240
Orient International Enterprise,
Ltd., Class A 4,700 4,817
ΩOrient Securities Co., Ltd.,
Class H 57,200 55,087
*Oriental Energy Co., Ltd.,
Class A 10,200 14,514
*Ourpalm Co., Ltd., Class A 2,900 2,220
Ovctek China, Inc., Class A 3,900 9,688

66
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Pacific Securities Co., Ltd.
(The), Class A 20,400 $ 11,374
Pacific Shuanglin Bio-
pharmacy Co., Ltd., Class A 7,280 18,285
*Pangang Group Vanadium
Titanium & Resources Co.,
Ltd., Class A 1,000 374
*PCI Technology Group Co.,
Ltd., Class A 21,400 17,007
Ω*Peijia Medical, Ltd. 46,000 50,571
*Pengxin International Mining
Co., Ltd., Class A 8,400 4,998
People.cn Co., Ltd., Class A 1,900 5,370
People's Insurance Co. Group
of China, Ltd. (The), Class H 1,019,000 784,046
Perfect World Co., Ltd., Class
A 8,000 16,144
ΩPharmaron Beijing Co., Ltd.,
Class H 22,300 64,627
PICC Property & Casualty Co.,
Ltd., Class H 500,000 1,039,490
Ping An Bank Co., Ltd., Class
A 33,000 55,975
Ping An Insurance Group Co.
of China, Ltd., Class A 333,000 2,288,580
POCO Holding Co., Ltd., Class
A 500 4,140
*Polaris Bay Group Co., Ltd.,
Class A 4,100 4,151
Poly Developments and
Holdings Group Co., Ltd.,
Class A 27,100 29,993
Poly Property Group Co., Ltd.,
Class H 229,000 45,217
*Pony Testing International
Group Co., Ltd., Class A 600 720
ΩPop Mart International
Group, Ltd. 55,200 1,729,834
ΩPostal Savings Bank of
China Co., Ltd., Class H 441,000 311,790
Power Construction Corp. of
China, Ltd., Class A 9,200 8,715
Q Technology Group Co., Ltd. 43,000 65,185
*Qi An Xin Technology Group,
Inc., Class A 2,395 11,978
Qianhe Condiment and Food
Co., Ltd., Class A 17,400 28,645
Qingdao East Steel Tower
Stock Co., Ltd., Class A 12,400 16,854
Qingdao Eastsoft
Communication Technology
Co., Ltd., Class A 100 238
Qingdao Gaoce Technology
Co., Ltd., Class A 5,999 8,703
Qingdao Gon Technology Co.,
Ltd., Class A 2,600 13,003
Qingdao Haier Biomedical Co.,
Ltd., Class A 2,585 11,853
Qingdao Hanhe Cable Co.,
Ltd., Class A 16,600 7,989
Shares Value
CHINA — (Continued)
ΩQingdao Port International
Co., Ltd., Class H 40,000 $ 33,274
Qingdao Rural Commercial
Bank Corp., Class A 29,300 14,223
Qingdao Sentury Tire Co.,
Ltd., Class A 8,900 23,675
Qingdao TGOOD Electric Co.,
Ltd., Class A 2,800 8,765
*Qinghai Salt Lake Industry
Co., Ltd., Class A 15,100 37,759
Queclink Wireless Solutions
Co., Ltd., Class A 300 532
Quectel Wireless Solutions
Co., Ltd., Class A 1,000 11,301
#*Radiance Holdings Group
Co., Ltd. 36,000 12,841
Rainbow Digital Commercial
Co., Ltd., Class A 7,700 6,034
Raytron Technology Co., Ltd.,
Class A 440 3,992
Realcan Pharmaceutical
Group Co., Ltd., Class A 6,800 2,952
Renhe Pharmacy Co., Ltd.,
Class A 4,300 3,507
Richinfo Technology Co., Ltd.,
Class A 500 1,976
*Risen Energy Co., Ltd., Class
A 3,000 4,219
*RiseSun Real Estate
Development Co., Ltd., Class
A 20,800 4,068
Riyue Heavy Industry Co.,
Ltd., Class A 1,000 1,681
Rizhao Port Co., Ltd., Class A 3,800 1,686
Rockchip Electronics Co., Ltd.,
Class A 200 4,494
Rongsheng Petrochemical
Co., Ltd., Class A 9,400 11,916
*Roshow Technology Co., Ltd.,
Class A 5,700 5,921
Ruida Futures Co., Ltd., Class
A 7,800 23,324
Sanan Optoelectronics Co.,
Ltd., Class A 2,600 4,507
Sangfor Technologies, Inc.,
Class A 300 4,494
Sanquan Food Co., Ltd., Class
A 5,200 7,962
#Sany Heavy Equipment
International Holdings Co.,
Ltd., Class A 148,000 138,762
Sany Heavy Industry Co., Ltd.,
Class A 15,200 42,036
Satellite Chemical Co., Ltd.,
Class A 11,900 32,217
SDIC Capital Co., Ltd., Class A 12,200 12,792
Sealand Securities Co., Ltd.,
Class A 20,400 11,883
*Seazen Group, Ltd., Class A 396,000 126,115

67
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Seazen Holdings Co., Ltd.,
Class A 4,900 $ 9,929
Seres Group Co., Ltd., Class A 4,800 84,487
SF Holding Co., Ltd., Class A 17,400 111,009
Shaanxi Construction
Engineering Group Corp., Ltd.,
Class A 45,900 24,764
Shandong Bohui Paper
Industrial Co., Ltd., Class A 14,400 9,746
Shandong Buchang
Pharmaceuticals Co., Ltd.,
Class A 3,700 9,334
ΩShandong Gold Mining Co.,
Ltd., Class H 91,000 282,274
*Shandong Haihua Co., Ltd.,
Class A 5,900 4,861
Shandong Head Group Co.,
Ltd., Class A 2,000 3,661
Shandong Himile Mechanical
Science & Technology Co.,
Ltd., Class A 4,400 34,186
Shandong Hi-Speed Co., Ltd.,
Class A 2,600 3,635
Shandong Hi-Speed Road &
Bridge Group Co., Ltd., Class
A 5,900 4,787
Shandong Humon Smelting
Co., Ltd., Class A 5,700 9,170
Shandong Jinjing Science &
Technology Co., Ltd., Class A 10,200 7,187
Shandong Lukang Pharma,
Class A 6,700 9,757
Shandong Pharmaceutical
Glass Co., Ltd., Class A 3,800 11,985
Shandong Publishing & Media
Co., Ltd., Class A 3,400 4,249
Shandong Sun Paper Industry
JSC, Ltd., Class A 15,000 28,980
Shandong Weifang Rainbow
Chemical Co., Ltd., Class A 4,000 35,145
Shandong Weigao Group
Medical Polymer Co., Ltd.,
Class H 268,800 236,612
Shandong WIT Dyne Health
Co., Ltd., Class A 2,400 11,008
*Shanghai Aiko Solar Energy
Co., Ltd., Class A 17,300 33,567
Shanghai AtHub Co., Ltd.,
Class A 8,517 31,185
Shanghai Bailian Group Co.,
Ltd., Class A 11,300 15,421
Shanghai Bairun Investment
Holding Group Co., Ltd., Class
A 500 1,672
Shanghai Baolong Automotive
Corp., Class A 1,000 5,374
Shanghai Baosight Software
Co., Ltd., Class A 9,008 30,909
Shanghai Baosteel Packaging
Co., Ltd., Class A 48,700 33,637
Shares Value
CHINA — (Continued)
Shanghai BOCHU Electronic
Technology Corp., Ltd., Class
A 1,181 $ 21,505
Shanghai Chicmax Cosmetic
Co., Ltd., Class H 3,000 28,873
Shanghai Construction Group
Co., Ltd., Class A 130,900 43,935
Shanghai Daimay Automotive
Interior Co., Ltd., Class A 338 264
#*Shanghai Electric Group
Co., Ltd., Class H 270,000 110,064
Shanghai Fengyuzhu Culture
and Technology Co., Ltd.,
Class A 200 296
Shanghai Fosun
Pharmaceutical Group Co.,
Ltd., Class H 19,000 46,375
Shanghai Fudan
Microelectronics Group Co.,
Ltd., Class H 14,000 56,178
Shanghai Fullhan
Microelectronics Co., Ltd.,
Class A 700 4,613
*Shanghai Ganglian
E-Commerce Holdings Co.,
Ltd., Class A 1,120 4,135
Shanghai Gentech Co., Ltd.,
Class A 238 1,185
Shanghai Hanbell Precise
Machinery Co., Ltd., Class A 3,900 9,222
Ω*Shanghai Henlius Biotech,
Inc., Class H 10,200 90,955
Shanghai Huace Navigation
Technology, Ltd., Class A 7,420 36,307
Shanghai Huayi Group Co.,
Ltd., Class A 24,900 28,698
*Shanghai INT Medical
Instruments Co., Ltd., Class H 3,000 10,682
Shanghai Jahwa United Co.,
Ltd., Class A 1,800 5,500
Shanghai Jinjiang International
Hotels Co., Ltd., Class A 1,600 5,013
Shanghai Jinqiao Export
Processing Zone Development
Co., Ltd., Class A 2,800 4,186
Shanghai Liangxin Electrical
Co., Ltd., Class A 5,900 7,888
Shanghai Lingang Holdings
Corp., Ltd., Class A 7,400 9,483
Shanghai Lujiazui Finance &
Trade Zone Development Co.,
Ltd., Class A 900 1,097
Shanghai M&G Stationery,
Inc., Class A 3,200 13,683
Shanghai Mechanical and
Electrical Industry Co., Ltd.,
Class A 3,400 11,968
*Shanghai Medicilon, Inc.,
Class A 400 3,517

68
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Shanghai MicroPort
Endovascular MedTech Group
Co., Ltd., Class A 202 $ 3,089
Shanghai Moons' Electric Co.,
Ltd., Class A 100 817
Shanghai Pharmaceuticals
Holding Co., Ltd., Class H 101,700 162,461
Shanghai Pret Composites
Co., Ltd., Class A 8,000 13,314
Shanghai Pudong
Development Bank Co., Ltd.,
Class A 78,000 138,579
Shanghai Putailai New Energy
Technology Co., Ltd., Class A 2,700 6,572
Shanghai RAAS Blood
Products Co., Ltd., Class A 13,600 13,015
Shanghai Runda Medical
Technology Co., Ltd., Class A 1,900 4,825
Shanghai Rural Commercial
Bank Co., Ltd., Class A 26,300 33,157
Shanghai Shibei Hi-Tech Co.,
Ltd., Class A 800 629
Shanghai Shyndec
Pharmaceutical Co., Ltd.,
Class A 5,100 8,113
Shanghai Sinyang
Semiconductor Materials Co.,
Ltd., Class A 700 4,052
*Shanghai Stonehill
Technology Co., Ltd., Class A 16,300 12,976
Shanghai Tongji Science &
Technology Industrial Co.,
Ltd., Class A 200 288
Shanghai Tunnel Engineering
Co., Ltd., Class A 10,600 9,718
Shanghai Waigaoqiao Free
Trade Zone Group Co., Ltd.,
Class A 4,400 6,804
Shanghai Wanye Enterprises
Co., Ltd., Class A 3,500 7,097
Shanghai Yaoji Technology
Co., Ltd., Class A 2,400 8,751
Shanghai Yuyuan Tourist Mart
Group Co., Ltd., Class A 15,300 12,223
Shanghai Zhangjiang High-
Tech Park Development Co.,
Ltd., Class A 5,500 24,562
Shanghai Zhenhua Heavy
Industries Co., Ltd., Class A 10,500 6,641
Shanghai Zijiang Enterprise
Group Co., Ltd., Class A 11,300 9,858
Shanjin International Gold Co.,
Ltd., Class A 8,300 20,617
Shannon Semiconductor
Technology Co., Ltd., Class A 5,300 24,816
Shantui Construction
Machinery Co., Ltd., Class A 16,700 23,046
*Shanxi Guoxin Energy Corp.,
Ltd., Class A 35,400 13,551
Shares Value
CHINA — (Continued)
Shanxi Hi-speed Group Co.,
Ltd., Class A 6,400 $ 4,367
Shanxi Securities Co., Ltd.,
Class A 8,800 7,506
*Shanxi Taigang Stainless
Steel Co., Ltd., Class A 600 349
Shanxi Xinghuacun Fen Wine
Factory Co., Ltd., Class A 3,600 89,373
*Shanying International
Holding Co., Ltd., Class A 13,100 3,434
Sharetronic Data Technology
Co., Ltd., Class A 3,080 32,961
Shede Spirits Co., Ltd., Class
A 4,100 29,478
Shengda Resources Co., Ltd.,
Class A 7,900 16,588
Shenghe Resources Holding
Co., Ltd., Class A 3,000 9,054
Shengyi Electronics Co., Ltd.,
Class A 3,191 23,531
Shengyi Technology Co., Ltd.,
Class A 7,400 44,050
Shennan Circuits Co., Ltd.,
Class A 2,990 58,927
Ω#Shenwan Hongyuan Group
Co., Ltd., Class H 183,200 76,547
Shenyang Xingqi
Pharmaceutical Co., Ltd.,
Class A 280 2,506
Shenzhen Agricultural Power
Group Co., Ltd., Class A 3,100 2,795
Shenzhen Airport Co., Ltd.,
Class A 8,400 8,213
Shenzhen Aisidi Co., Ltd.,
Class A 16,300 28,304
Shenzhen Batian Ecotypic
Engineering Co., Ltd., Class A 2,600 3,646
Shenzhen Capchem
Technology Co., Ltd., Class A 5,700 26,689
Shenzhen Cereals Holdings
Co., Ltd., Class A 4,000 3,778
Shenzhen Comix Group Co.,
Ltd., Class A 6,800 6,555
Shenzhen Das Intellitech Co.,
Ltd., Class A 3,600 1,658
Shenzhen Desay Battery
Technology Co., Class A 2,470 7,804
*Shenzhen Dynanonic Co.,
Ltd., Class A 1,300 5,955
Shenzhen Envicool
Technology Co., Ltd., Class A 1,274 7,105
Shenzhen Everwin Precision
Technology Co., Ltd., Class A 4,400 13,865
#Shenzhen Expressway Corp.,
Ltd., Class H 50,000 42,994
Shenzhen Fastprint Circuit
Tech Co., Ltd., Class A 1,900 4,996
*Shenzhen Feima International
Supply Chain Co., Ltd., Class
A 9,700 3,834

69
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Shenzhen FRD Science &
Technology Co., Ltd., Class A 400 $ 1,308
Shenzhen Fuanna Bedding
and Furnishing Co., Ltd., Class
A 9,100 9,112
Shenzhen Gas Corp., Ltd.,
Class A 8,400 7,514
*Shenzhen Gongjin Electronics
Co., Ltd., Class A 2,600 3,992
Shenzhen Goodix Technology
Co., Ltd., Class A 400 4,113
Shenzhen H&T Intelligent
Control Co., Ltd., Class A 1,600 5,401
Shenzhen Huaqiang Industry
Co., Ltd., Class A 5,100 18,249
Shenzhen Inovance
Technology Co., Ltd., Class A 4,000 35,167
#*Shenzhen Investment, Ltd.,
Class A 200,000 22,930
Shenzhen Jieshun Science
And Technology Industry Co.,
Ltd., Class A 600 916
Shenzhen Jufei
Optoelectronics Co., Ltd.,
Class A 1,900 1,647
Shenzhen Kaifa Technology
Co., Ltd., Class A 4,400 11,338
Shenzhen Kangtai Biological
Products Co., Ltd., Class A 500 1,208
Shenzhen Kedali Industry Co.,
Ltd., Class A 900 13,656
Shenzhen Kingkey Smart
Agriculture Times Co., Ltd.,
Class A 400 870
Shenzhen Kinwong Electronic
Co., Ltd., Class A 2,600 24,002
Shenzhen Kstar Science And
Technology Co., Ltd., Class A 2,500 8,034
Shenzhen Laibao Hi-tech Co.,
Ltd., Class A 3,000 4,327
Shenzhen Leaguer Co., Ltd.,
Class A 6,200 6,991
Shenzhen Megmeet Electrical
Co., Ltd., Class A 2,600 21,412
Shenzhen Microgate
Technology Co., Ltd., Class A 1,400 2,223
Shenzhen Mindray Bio-Medical
Electronics Co., Ltd., Class A 5,100 163,535
Shenzhen MTC Co., Ltd.,
Class A 47,700 29,770
Shenzhen New Industries
Biomedical Engineering Co.,
Ltd., Class A 2,900 22,331
*Shenzhen New Nanshan
Holding Group Co., Ltd., Class
A 11,100 4,341
Shenzhen Noposin Crop
Science Co., Ltd., Class A 11,100 17,442
*Shenzhen Overseas Chinese
Town Co., Ltd., Class A 22,400 7,114
Shares Value
CHINA — (Continued)
Shenzhen Pagoda Industrial
Group Corp., Ltd., Class H 103,500 $ 21,755
Shenzhen Salubris
Pharmaceuticals Co., Ltd.,
Class A 1,100 7,625
Shenzhen SC New Energy
Technology Corp., Class A 4,300 32,896
Shenzhen SED Industry Co.,
Ltd., Class A 2,600 8,121
Shenzhen SEG Co., Ltd.,
Class A 200 225
Shenzhen Senior Technology
Material Co., Ltd., Class A 5,000 8,072
Shenzhen Sunlord Electronics
Co., Ltd., Class A 3,000 12,070
Shenzhen Sunnypol
Optoelectronics Co., Ltd.,
Class A 300 1,118
Shenzhen Sunway
Communication Co., Ltd.,
Class A 5,200 17,215
Shenzhen Tagen Group Co.,
Ltd., Class A 8,300 4,087
Shenzhen Topband Co., Ltd.,
Class A 11,400 21,914
Shenzhen Transsion Holdings
Co., Ltd., Class A 9,633 101,845
Shenzhen Woer Heat-
Shrinkable Material Co., Ltd.,
Class A 6,600 21,410
Shenzhen Yan Tian Port
Holding Co., Ltd., Class A 2,700 1,700
Shenzhen Yinghe Technology
Co., Ltd., Class A 1,700 4,862
*Shenzhen Ysstech Info-tech
Co., Ltd., Class A 200 676
Shenzhen YUTO Packaging
Technology Co., Ltd., Class A 5,900 19,377
Shenzhen Zhongjin Lingnan
Nonfemet Co., Ltd., Class A 47,400 31,029
*Shijiazhuang Changshan
BeiMing Technology Co., Ltd.,
Class A 2,400 7,719
Shinva Medical Instrument
Co., Ltd., Class A 2,940 6,773
*Shuangliang Eco-Energy
Systems Co., Ltd., Class A 1,800 1,391
Shui On Land, Ltd. 313,500 30,751
*Siasun Robot & Automation
Co., Ltd., Class A 2,600 6,091
*Sichuan Chengfei Integration
Technology Corp., Class A 600 2,879
Sichuan Chuantou Energy Co.,
Ltd., Class A 13,500 29,190
Sichuan Development Lomon
Co., Ltd., Class A 21,100 32,747
#Sichuan Expressway Co.,
Ltd., Class H 68,000 40,800
*Sichuan Haite High-tech Co.,
Ltd., Class A 200 305

70
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Sichuan Hongda Co., Ltd.,
Class A 800 $ 1,045
Sichuan Jiuyuan Yinhai
Software Co., Ltd., Class A 400 1,055
*Sichuan Lutianhua Co., Ltd.,
Class A 600 375
Sichuan New Energy Power
Co., Ltd., Class A 18,300 25,432
Sichuan Road and Bridge
Group Co., Ltd., Class A 27,860 32,110
Sichuan Swellfun Co., Ltd.,
Class A 4,000 22,962
Sichuan Teway Food Group
Co., Ltd., Class A 13,200 20,669
Sichuan Yahua Industrial
Group Co., Ltd., Class A 4,600 8,887
Sieyuan Electric Co., Ltd.,
Class A 2,200 23,800
ΩSimcere Pharmaceutical
Group, Ltd. 79,000 133,243
Sineng Electric Co., Ltd., Class
A 1,120 3,543
Sinocare, Inc., Class A 1,000 2,899
Sinolink Securities Co., Ltd.,
Class A 300 387
Sinoma International
Engineering Co., Class A 15,700 19,771
Sinoma Science & Technology
Co., Ltd., Class A 2,600 10,165
Sinomach Automobile Co.,
Ltd., Class A 7,200 6,361
Sinomine Resource Group
Co., Ltd., Class A 2,200 11,033
Sinopec Engineering Group
Co., Ltd., Class H 235,000 182,611
*Sinopec Oilfield Equipment
Corp., Class A 12,600 12,040
*Sinopec Oilfield Service
Corp., Class H 434,000 43,676
Sinopec Shanghai
Petrochemical Co., Ltd., Class
H 216,000 38,247
#Sinopharm Group Co., Ltd.,
Class H 240,400 577,572
Sino-Platinum Metals Co., Ltd.,
Class A 2,260 4,736
Sinoseal Holding Co., Ltd.,
Class A 200 1,033
Sinosoft Co., Ltd., Class A 7,760 21,407
Sinosteel Engineering &
Technology Co., Ltd., Class A 5,900 5,172
Sinotrans, Ltd., Class H 240,000 133,299
Sinotruk Jinan Truck Co., Ltd.,
Class A 8,000 20,271
Skshu Paint Co., Ltd., Class A 5,152 27,403
Skyworth Digital Co., Ltd.,
Class A 4,600 7,299
Songcheng Performance
Development Co., Ltd., Class
A 1,700 2,016
Shares Value
CHINA — (Continued)
Sonoscape Medical Corp.,
Class A 1,000 $ 4,446
SooChow Securities Co., Ltd.,
Class A 9,400 12,450
Southern Publishing & Media
Co., Ltd. 3,400 6,724
Southwest Securities Co., Ltd.,
Class A 16,800 10,578
*SPIC Yuanda Environmental-
Protection Co., Ltd., Class A 13,400 22,265
Star Lake Bioscience Co., Inc.
Zhaoqing Guangdong 10,200 11,473
StarPower Semiconductor,
Ltd., Class A 560 6,660
State Grid Information &
Communication Co., Ltd.,
Class A 2,000 4,915
State Grid Yingda Co., Ltd.,
Class A 25,100 18,520
STO Express Co., Ltd., Class
A 21,100 44,628
Sumavision Technologies Co.,
Ltd., Class A 400 318
Sumec Corp., Ltd., Class A 20,100 29,243
Sun Art Retail Group, Ltd.,
Class A 227,000 59,859
Sun King Technology Group,
Ltd. 78,000 15,004
Sunflower Pharmaceutical
Group Co., Ltd., Class A 5,400 12,320
Sungrow Power Supply Co.,
Ltd., Class A 9,600 95,864
Suning Universal Co., Ltd.,
Class A 14,900 4,505
Sunny Optical Technology
Group Co., Ltd. 57,600 536,744
Sunresin New Materials Co.,
Ltd., Class A 1,350 9,699
Sunrise Group Co., Ltd., Class
A 13,900 10,757
Suntak Technology Co., Ltd.,
Class A 7,900 14,540
Sunward Intelligent Equipment
Co., Ltd., Class A 7,000 12,864
Sunwoda Electronic Co., Ltd.,
Class A 5,800 17,359
Suofeiya Home Collection Co.,
Ltd., Class A 1,300 2,465
SUPCON Technology Co.,
Ltd., Class A 3,472 23,037
Suzhou Anjie Technology Co.,
Ltd., Class A 3,700 6,923
Suzhou Dongshan Precision
Manufacturing Co., Ltd., Class
A 9,600 77,876
Suzhou Gold Mantis
Construction Decoration Co.,
Ltd., Class A 16,300 8,184
Suzhou Good-Ark Electronics
Co., Ltd., Class A 1,000 1,374

71
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Suzhou Maxwell Technologies
Co., Ltd., Class A 2,300 $ 22,594
Suzhou New District Hi-Tech
Industrial Co., Ltd., Class A 12,300 9,280
Suzhou Secote Precision
Electronic Co., Ltd., Class A 700 3,367
Suzhou Sushi Testing Group
Co., Ltd., Class A 2,900 6,576
Suzhou TFC Optical
Communication Co., Ltd.,
Class A 1,568 22,971
*SYoung Group Co., Ltd.,
Class A 2,300 5,381
Taiji Computer Corp., Ltd.,
Class A 1,100 3,793
TangShan Port Group Co.,
Ltd., Class A 17,700 9,942
Tangshan Sanyou Chemical
Industries Co., Ltd., Class A 12,000 9,120
Tasly Pharmaceutical Group
Co., Ltd., Class A 5,500 12,502
Telling Telecommunication
Holding Co., Ltd., Class A 17,700 25,015
Tencent Holdings, Ltd., Class
A 228,300 15,995,541
Tencent Music Entertainment
Group, ADR 58,520 1,228,335
Tenfu Cayman Holdings Co.,
Ltd. 1,000 399
Three Squirrels, Inc., Class A 1,000 3,606
Three's Co. Media Group Co.,
Ltd., Class A 1,435 6,528
Thunder Software Technology
Co., Ltd., Class A 800 6,504
Tian Lun Gas Holdings, Ltd.,
Class A 2,000 866
Tiangong International Co.,
Ltd., Class A 96,000 24,825
*Tianjin 712 Communication &
Broadcasting Co., Ltd., Class
A 2,100 6,172
Tianjin Chase Sun
Pharmaceutical Co., Ltd.,
Class A 6,500 3,858
Tianjin Port Co., Ltd., Class A 21,700 13,904
Tianjin Ringpu Bio-Technology
Co., Ltd., Class A 1,100 3,224
Tianjin TEDA Resources
Recycling Group Co., Ltd.,
Class A 43,200 26,243
*Tianma Microelectronics Co.,
Ltd., Class A 27,100 34,692
*Tianqi Lithium Corp., Class A 21,200 95,197
Tianrun Industry Technology
Co., Ltd., Class A 4,900 4,200
Tianshan Aluminum Group
Co., Ltd., Class A 21,200 26,845
Tianshui Huatian Technology
Co., Ltd., Class A 12,700 17,649
Shares Value
CHINA — (Continued)
Tibet Cheezheng Tibetan
Medicine Co., Ltd., Class A 100 $ 437
Tibet Mineral Development
Co., Ltd., Class A 300 906
Tibet Rhodiola Pharmaceutical
Holding Co., Class A 5,570 32,894
Tingyi Cayman Islands Holding
Corp., Class F 136,000 200,622
Titan Wind Energy Suzhou
Co., Ltd., Class A 5,900 5,319
Toly Bread Co., Ltd., Class A 9,940 7,568
Tongcheng Travel Holdings,
Ltd., Class A 141,200 354,349
TongFu Microelectronics Co.,
Ltd., Class A 8,600 33,540
Tonghua Dongbao
Pharmaceutical Co., Ltd.,
Class A 8,100 9,313
Tongkun Group Co., Ltd.,
Class A 7,800 13,393
Tongling Jingda Special
Magnet Wire Co., Ltd., Class A 20,400 21,559
Tongling Nonferrous Metals
Group Co., Ltd., Class A 71,100 34,316
Tongyu Heavy Industry Co.,
Ltd., Class A 17,700 6,824
Topchoice Medical Corp.,
Class A 4,580 29,245
Topsec Technologies Group,
Inc., Class A 5,900 6,579
*TPV Technology Co., Ltd.,
Class A 51,100 16,867
TravelSky Technology, Ltd.,
Class H 40,000 64,000
*Trina Solar Co., Ltd., Class A 9,329 20,081
*Truking Technology, Ltd.,
Class A 1,100 1,311
*Tsinghua Tongfang Co., Ltd.,
Class A 2,700 2,764
Tsingtao Brewery Co., Ltd.,
Class H 58,000 368,688
TSP Wind Power Group Co.,
Ltd. 8,700 8,688
Ω*Tuhu Car, Inc. 14,000 35,847
Unigroup Guoxin
Microelectronics Co., Ltd.,
Class A 1,400 13,503
Unilumin Group Co., Ltd.,
Class A 5,300 5,234
Uni-President China Holdings,
Ltd. 93,000 117,642
Unisplendour Corp., Ltd.,
Class A 13,700 46,989
Universal Scientific Industrial
Shanghai Co., Ltd., Class A 8,100 17,896
Valiant Co., Ltd., Class A 1,900 3,336
Vats Liquor Chain Store
Management JSC, Ltd., Class
A 400 1,010
Vatti Corp., Ltd., Class A 2,400 2,134

72
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
*Venustech Group, Inc., Class
A 2,000 $ 4,421
Vipshop Holdings, Ltd.,
Sponsored ADR 48,888 737,720
Ω*Viva Biotech Holdings 34,000 7,233
Walvax Biotechnology Co.,
Ltd., Class A 13,300 23,168
*Wanda Film Holding Co., Ltd.,
Class A 1,700 2,759
Wangneng Environment Co.,
Ltd., Class A 4,200 9,833
Wangsu Science &
Technology Co., Ltd., Class A 6,600 10,005
#Wanguo Gold Group, Ltd.,
Class A 26,000 100,688
Wanhua Chemical Group Co.,
Ltd., Class A 5,200 44,938
Wanxiang Qianchao Co., Ltd.,
Class A 12,600 13,194
Weichai Power Co., Ltd., Class
H 237,000 502,380
Weifu High-Technology Group
Co., Ltd., Class A 2,100 5,607
Weihai Guangwei Composites
Co., Ltd., Class A 5,880 24,751
#Weilong Delicious Global
Holdings, Ltd. 17,400 26,111
Ω*Weimob, Inc. 207,000 57,749
Wenzhou Yihua Connector
Co., Ltd., Class A 300 1,620
Western Mining Co., Ltd.,
Class A 12,500 28,935
Western Region Gold Co.,
Ltd., Class A 7,700 20,312
Western Securities Co., Ltd.,
Class A 22,400 26,034
Western Superconducting
Technologies Co., Ltd., Class
A 1,987 15,030
Willfar Information Technology
Co., Ltd. 938 4,436
Winall Hi-Tech Seed Co., Ltd.,
Class A 3,500 4,408
Windey Energy Technology
Group Co., Ltd., Class A 260 457
*Wingtech Technology Co.,
Ltd., Class A 5,700 29,219
Winner Medical Co., Ltd.,
Class A 900 4,993
Winning Health Technology
Group Co., Ltd., Class A 16,600 25,026
Wolong Electric Group Co.,
Ltd., Class A 10,440 33,057
*World Union Group, Inc.,
Class A 14,900 4,918
Wuchan Zhongda Group Co.,
Ltd., Class A 25,100 18,764
Wuhan DR Laser Technology
Corp., Ltd., Class A 1,600 13,725
Shares Value
CHINA — (Continued)
Wuhan East Lake High
Technology Group Co., Ltd.,
Class A 4,300 $ 5,505
Wuhan Fingu Electronic
Technology Co., Ltd., Class A 400 736
*Wuhan Guide Infrared Co.,
Ltd., Class A 10,400 16,934
*Wuhan Jingce Electronic
Group Co., Ltd., Class A 100 831
Wuhu Token Science Co.,
Ltd., Class A 9,200 7,707
Wuliangye Yibin Co., Ltd.,
Class A 10,600 178,107
WUS Printed Circuit Kunshan
Co., Ltd., Class A 3,800 29,656
ΩWuXi AppTec Co., Ltd.,
Class H 34,000 457,809
Wuxi Autowell Technology
Co., Ltd., Class A 3,674 16,815
Ω*Wuxi Biologics Cayman,
Inc., Class A 255,500 1,048,038
Wuxi Boton Technology Co.,
Ltd., Class A 900 3,023
Wuxi Huaguang Environment
& Energy Group Co., Ltd.,
Class A 4,500 8,812
Wuxi Lead Intelligent
Equipment Co., Ltd., Class A 15,000 52,967
Wuxi NCE Power Co., Ltd.,
Class A 560 2,485
Wuxi Rural Commercial Bank
Co., Ltd., Class A 11,100 9,268
Wuxi Taiji Industry, Ltd. Co.,
Class A 11,800 10,785
XCMG Construction Machinery
Co., Ltd., Class A 35,800 41,608
XD, Inc. 12,200 81,437
XGD, Inc., Class A 1,400 5,796
Xiamen Bank Co., Ltd., Class
A 15,200 14,441
Xiamen C & D, Inc., Class A 12,000 16,876
Xiamen Comfort Science &
Technology Group Co., Ltd.,
Class A 3,800 3,468
Xiamen Faratronic Co., Ltd.,
Class A 800 12,197
*Xiamen Hongxin Electronics
Technology Group, Inc., Class
A 6,000 24,640
Xiamen Intretech, Inc., Class A 1,200 3,006
Xiamen ITG Group Corp., Ltd.,
Class A 20,600 17,999
Xiamen Jihong Technology
Co., Ltd., Class A 1,100 2,571
Xiamen Kingdomway Group
Co., Class A 2,300 6,310
Xiamen Tungsten Co., Ltd.,
Class A 12,200 39,289
Xiamen Xiangyu Co., Ltd.,
Class A 52,900 52,385

73
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Xi'An Shaangu Power Co.,
Ltd., Class A 10,700 $ 13,074
Xi'an Triangle Defense Co.,
Ltd., Class A 300 1,110
Xiandai Investment Co., Ltd.,
Class A 9,300 5,546
Xiangtan Electrochemical
Scientific Co., Ltd., Class A 3,800 7,020
Ω*Xiaomi Corp., Class W 517,400 3,503,160
Xilinmen Furniture Co., Ltd.,
Class A 2,100 4,564
Xinfengming Group Co., Ltd.,
Class A 13,500 23,105
Xingfa Aluminium Holdings,
Ltd., Class A 1,000 1,083
Xinhuanet Co., Ltd., Class A 1,300 3,444
Xinjiang Communications
Construction Group Co., Ltd.,
Class A 100 166
Xinjiang Xuefeng Sci-Tech
Group Co., Ltd., Class H 8,600 10,079
Xinxiang Chemical Fiber Co.,
Ltd., Class A 5,000 2,705
Xinyi Energy Holdings, Ltd. 413,462 65,838
*Xinzhi Group Co., Ltd., Class
A 300 895
Xizang Zhufeng Resources
Co., Ltd., Class A 11,200 18,252
Xizi Clean Energy Equipment
Manufacturing Co., Ltd., Class
A 1,000 1,748
*XPeng, Inc., A Shares 64,600 589,218
#*XPeng, Inc., ADR 50 911
Xtep International Holdings,
Ltd., Class A 257,442 184,309
Xuji Electric Co., Ltd., Class A 5,600 17,638
ΩYadea Group Holdings, Ltd. 135,391 213,176
Yangling Metron New Material,
Inc., Class A 1,400 2,786
ΩYangtze Optical Fibre &
Cable Joint Stock, Ltd. Co.,
Class H 3,500 12,060
Yangzhou Yangjie Electronic
Technology Co., Ltd., Class A 1,100 8,167
Yankershop Food Co., Ltd.,
Class A 840 7,931
Yantai Changyu Pioneer Wine
Co., Ltd., Class A 1,200 3,570
Yantai China Pet Foods Co.,
Ltd., Class A 500 3,939
Yantai Dongcheng
Pharmaceutical Co., Ltd.,
Class A 1,600 3,750
Yantai Eddie Precision
Machinery Co., Ltd., Class A 3,600 9,067
Yantai Jereh Oilfield Services
Group Co., Ltd., Class A 11,400 61,552
YanTai Shuangta Food Co.,
Ltd., Class A 3,100 2,283
Shares Value
CHINA — (Continued)
Yantai Zhenghai Magnetic
Material Co., Ltd., Class A 1,800 $ 3,959
#*Yeahka, Ltd., Class A 36,800 65,818
Yealink Network Technology
Corp., Ltd., Class A 2,800 13,029
YGSOFT, Inc., Class A 4,640 4,022
*Yibin Tianyuan Group Co.,
Ltd., Class A 7,500 5,378
ΩYiChang HEC ChangJiang
Pharmaceutical Co., Ltd.,
Class H 13,400 24,547
Yifan Pharmaceutical Co., Ltd.,
Class A 5,100 10,398
Yifeng Pharmacy Chain Co.,
Ltd., Class A 10,444 34,344
Yihai International Holding,
Ltd., Class A 85,000 146,395
Yixintang Pharmaceutical
Group Co., Ltd., Class A 5,200 10,804
Yizumi Holdings Co., Ltd.,
Class A 400 1,148
Yonfer Agricultural Technology
Co., Ltd., Class A 16,500 32,564
*Yonghui Superstores Co.,
Ltd., Class A 19,900 13,055
YongXing Special Materials
Technology Co., Ltd., Class A 300 1,457
*Yonyou Network Technology
Co., Ltd., Class A 1,300 2,856
Yotrio Group Co., Ltd., Class A 2,100 1,092
*Youdao, Inc., ADR 1,243 10,814
Youngor Fashion Co., Ltd.,
Class A 9,300 9,480
Youngy Co., Ltd., Class A 800 3,829
Youzu Interactive Co., Ltd.,
Class A 2,900 5,949
YTO Express Group Co., Ltd.,
Class A 20,600 42,085
Yuexiu Property Co., Ltd.,
Class A 176,000 103,582
Yum China Holdings, Inc. 1,250 58,185
Yum China Holdings, Inc.,
Class A 1,710 79,823
YUNDA Holding Group Co.,
Ltd., Class A 23,300 24,560
Yunnan Baiyao Group Co.,
Ltd., Class A 6,000 46,667
Yunnan Copper Co., Ltd.,
Class A 23,500 42,208
*Yunnan Energy New Material
Co., Ltd., Class A 1,100 4,513
Yunnan Tin Co., Ltd., Class A 18,000 44,537
Yusys Technologies Co., Ltd.,
Class A 200 742
Yutong Bus Co., Ltd., Class A 14,700 50,806
#*Zai Lab, Ltd. 87,200 326,028
Zangge Mining Co., Ltd., Class
A 6,400 40,787
ZBOM Home Collection Co.,
Ltd., Class A 700 964

74
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Zhangzhou Pientzehuang
Pharmaceutical Co., Ltd.,
Class A 3,000 $ 82,795
Zhaojin Mining Industry Co.,
Ltd., Class H 69,500 173,352
Zhe Jiang Li Zi Yuan Food
Co., Ltd., Class A 330 593
Zhefu Holding Group Co., Ltd.,
Class A 14,100 7,099
*Zhejiang Century Huatong
Group Co., Ltd., Class A 20,800 36,666
Zhejiang Cfmoto Power Co.,
Ltd., Class A 100 3,105
Zhejiang China Commodities
City Group Co., Ltd., Class A 19,100 56,424
Zhejiang Chint Electrics Co.,
Ltd., Class A 13,000 41,018
Zhejiang Communications
Technology Co., Ltd., Class A 38,040 21,262
Zhejiang Conba
Pharmaceutical Co., Ltd.,
Class A 6,400 4,127
Zhejiang Crystal-Optech Co.,
Ltd., Class A 3,300 9,566
Zhejiang Dahua Technology
Co., Ltd., Class A 14,700 33,151
Zhejiang Daily Digital Culture
Group Co., Ltd., Class A 4,100 7,881
Zhejiang Dingli Machinery Co.,
Ltd., Class A 2,200 15,097
*Zhejiang Dun'An Artificial
Environment Co., Ltd., Class A 4,000 6,330
Zhejiang Expressway Co.,
Ltd., Class H 178,600 169,954
Zhejiang Garden
Biopharmaceutical Co., Ltd.,
Class A 2,100 4,675
Zhejiang Guyuelongshan
Shaoxing Wine Co., Ltd.,
Class A 900 1,223
Zhejiang Haikong Nanke
Huatie Digital Intelligence and
Technology Co., Ltd., Class A 28,200 43,609
Zhejiang Hailiang Co., Ltd.,
Class A 21,200 32,225
Zhejiang Hailide New Material
Co., Ltd., Class A 6,400 4,926
Zhejiang HangKe Technology,
Inc. Co., Class A 1,663 4,611
Zhejiang Hangmin Co., Ltd.,
Class A 6,700 6,607
*Zhejiang Hisoar
Pharmaceutical Co., Ltd.,
Class A 300 260
Zhejiang Hisun Pharmaceutical
Co., Ltd., Class A 3,900 6,161
Zhejiang Huace Film &
Television Co., Ltd., Class A 9,700 10,305
Shares Value
CHINA — (Continued)
Zhejiang Huakang
Pharmaceutical Co., Ltd.,
Class A 500 $ 1,254
Zhejiang Huayou Cobalt Co.,
Ltd., Class A 6,600 40,441
Zhejiang International Group
Co., Ltd., Class A 7,700 11,843
Zhejiang Jiahua Energy
Chemical Industry Co., Ltd.,
Class A 18,300 22,538
Zhejiang Jiecang Linear
Motion Technology Co., Ltd.,
Class A 1,100 5,752
Zhejiang Jingsheng
Mechanical & Electrical Co.,
Ltd., Class A 5,700 22,040
Zhejiang Jingu Co., Ltd., Class
A 1,000 1,824
Zhejiang Jingxin
Pharmaceutical Co., Ltd.,
Class A 6,900 15,800
Zhejiang Jolly Pharmaceutical
Co., Ltd., Class A 2,900 7,533
Zhejiang Juhua Co., Ltd.,
Class A 8,200 30,445
Zhejiang Longsheng Group
Co., Ltd., Class A 9,900 14,541
Zhejiang Medicine Co., Ltd.,
Class A 6,400 14,131
Zhejiang Meida Industrial Co.,
Ltd., Class A 4,000 3,828
*Zhejiang Narada Power
Source Co., Ltd., Class A 3,100 6,294
Zhejiang NHU Co., Ltd., Class
A 12,400 38,523
Zhejiang Qianjiang Motorcycle
Co., Ltd., Class A 1,600 3,575
Zhejiang Runtu Co., Ltd.,
Class A 9,800 10,343
Zhejiang Sanhua Intelligent
Controls Co., Ltd., Class A 2,300 8,437
Zhejiang Semir Garment Co.,
Ltd., Class A 19,300 14,240
Zhejiang Shaoxing RuiFeng
Rural Commercial Bank Co.,
Ltd., Class A 6,500 5,093
Zhejiang Southeast Space
Frame Co., Ltd., Class A 400 241
Zhejiang Sunoren Solar
Technology Co., Ltd. 3,900 4,489
Zhejiang Supor Co., Ltd.,
Class A 700 5,040
Zhejiang Taihua New Material
Group Co., Ltd., Class A 1,500 2,006
Zhejiang Tianyu
Pharmaceutical Co., Ltd.,
Class A 200 728
Zhejiang Wanfeng Auto Wheel
Co., Ltd., Class A 4,500 10,298

75
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
CHINA — (Continued)
Zhejiang Wanliyang Co., Ltd.,
Class A 4,100 $ 4,282
Zhejiang Wanma Co., Ltd.,
Class A 4,900 9,691
Zhejiang Weiming
Environment Protection Co.,
Ltd., Class A 10,200 26,935
Zhejiang Weixing Industrial
Development Co., Ltd., Class
A 13,200 19,589
Zhejiang Weixing New Building
Materials Co., Ltd., Class A 13,900 20,570
Zhejiang Wolwo Bio-
Pharmaceutical Co., Ltd.,
Class A 1,700 5,977
Zhejiang Xianju
Pharmaceutical Co., Ltd.,
Class A 6,400 9,604
Zhejiang Xinan Chemical
Industrial Group Co., Ltd.,
Class A 1,400 1,969
Zhejiang Xinao Textiles, Inc.,
Class A 3,400 2,796
Zhejiang Yasha Decoration
Co., Ltd., Class A 4,900 2,678
Zhejiang Yinlun Machinery
Co., Ltd., Class A 2,800 11,250
*Zhejiang Yongtai Technology
Co., Ltd., Class A 2,900 5,217
Zhende Medical Co., Ltd.,
Class A 100 307
Zheshang Development Group
Co., Ltd., Class A 5,900 5,237
Zheshang Securities Co., Ltd.,
Class A 5,600 8,831
Zhewen Interactive Group Co.,
Ltd., Class A 2,200 2,615
Ω#*ZhongAn Online P&C
Insurance Co., Ltd., Class H 147,900 378,699
*Zhongfu Straits Pingtan
Development Co., Ltd., Class
A 3,100 1,286
Zhongji Innolight Co., Ltd.,
Class A 17,780 536,616
Zhongjin Gold Corp., Ltd.,
Class A 19,000 37,735
Zhongshan Broad Ocean
Motor Co., Ltd., Class A 8,500 7,733
Zhongshan Public Utilities
Group Co., Ltd., Class A 5,700 7,415
Zhongsheng Group Holdings,
Ltd., Class A 175,000 295,159
Zhongtai Securities Co., Ltd.,
Class A 5,400 5,003
*<Zhongtian Financial Group
Co., Ltd., Class A 2,200 –
ΩZhou Hei Ya International
Holdings Co., Ltd., Class A 73,000 25,573
Zhuhai Huafa Properties Co.,
Ltd., Class A 27,300 18,136
Shares Value
CHINA — (Continued)
Zhuzhou CRRC Times Electric
Co., Ltd., Class A 54,500 $ 221,471
Zhuzhou Hongda Electronics
Corp., Ltd., Class A 800 3,930
Zhuzhou Kibing Group Co.,
Ltd., Class A 24,900 21,480
*Zhuzhou Smelter Group Co.,
Ltd., Class A 6,400 9,986
Zhuzhou Times New Material
Technology Co., Ltd., Class A 6,100 10,812
Zibo Qixiang Tengda Chemical
Co., Ltd., Class A 21,000 14,679
ZJAMP Group Co., Ltd., Class
A 2,700 3,404
Ω#ZJLD Group, Inc., Class A 7,600 6,477
ZMJ Group Co., Ltd., Class H 27,200 51,974
Zoomlion Heavy Industry
Science and Technology Co.,
Ltd., Class H 144,400 112,577
ZTE Corp., Class H 63,200 200,469
ZTO Express Cayman, Inc. 24,700 477,953
ZTO Express Cayman, Inc.,
Class A, Sponsored ADR 450 8,860
TOTAL CHINA 104,992,952
COLOMBIA — (0.1%)
Celsia SA 26,302 29,679
Grupo Aval Acciones y Valores
SA, Class A, Sponsored ADR 4,120 11,577
Grupo Cibest SA 8,966 117,319
Grupo Cibest SA, ADR 3,963 172,073
Grupo Energia Bogota SA
ESP, Class O 55,081 39,012
Interconexion Electrica SA
ESP 15,097 76,117
Mineros SA, Class A 12,487 22,665
Promigas SA ESP 22,425 36,073
TOTAL COLOMBIA 504,515
CZECH — (0.1%)
Komercni Banka A/S 3,411 163,364
ΩMoneta Money Bank A/S,
Class F 10,929 76,403
TOTAL CZECH 239,767
EGYPT — (0.0%)
Commercial International
Bank - Egypt (CIB), Registered
Shares, GDR 40,250 77,039
TOTAL EGYPT 77,039
FRANCE — (0.0%)
Carrefour SA 7,720 115,775
TOTAL FRANCE 115,775
GREECE — (0.6%)
Aegean Airlines SA 2,034 29,379
*Aktor SA Holding Company
Technical And Energy Projects 1,493 10,663
Alpha Bank SA 112,087 423,352
Athens International Airport
SA, Class A 2,598 29,735

76
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
GREECE — (Continued)
Athens Water Supply &
Sewage Co. SA 116 $ 973
Autohellas Tourist and Trading
SA 2,551 31,066
Avax SA 1,184 3,097
Bank of Greece, Class A 2,449 42,325
Ellaktor SA 1,366 2,079
ElvalHalcor SA 11,158 32,119
Eurobank Ergasias Services
and Holdings SA 65,105 241,282
Fourlis Holdings SA, Class A 2,672 13,624
GEK TERNA SA, Class A 2,632 65,250
Hellenic Exchanges - Athens
Stock Exchange SA 5,511 44,153
Hellenic Telecommunications
Organization SA, Class A 6,089 110,809
HELLENiQ ENERGY Holdings
S.A., Class A 10,590 93,390
Ideal Holdings SA 1,812 12,444
JUMBO SA, Class A 9,941 337,242
Kri-Kri Milk Industry SA 622 13,355
*LAMDA Development SA,
Class A 3,247 24,788
Motor Oil Hellas Corinth
Refineries SA 7,227 208,280
National Bank of Greece SA 21,611 303,990
OPAP SA, Class A 10,292 231,588
Piraeus Financial Holdings SA 32,669 253,138
Piraeus Port Authority SA 762 42,037
Quest Holdings SA 3,744 31,367
Sarantis SA 1,971 30,229
Thrace Plastics Holding and
Co., Class A 88 398
TOTAL GREECE 2,662,152
HONG KONG — (3.1%)
Alibaba Group Holding, Ltd.,
Class W 382,100 5,631,716
Alibaba Group Holding, Ltd.,
Class W, Sponsored ADR 3,525 425,221
*Alibaba Health Information
Technology, Ltd. 270,000 167,847
Beijing Enterprises Water
Group, Ltd. 300,000 102,802
Binhai Investment Co., Ltd. 2,120 284
BOE Varitronix, Ltd., Class A 45,000 33,994
Bosideng International
Holdings, Ltd. 614,000 350,410
C&D International Investment
Group, Ltd., Class A 109,868 221,415
CGN Mining Co., Ltd. 215,000 55,325
China Aircraft Leasing Group
Holdings, Ltd. 42,500 24,634
China Electronics Huada
Technology Co., Ltd., Class H 104,000 19,210
China Foods, Ltd., Class H 88,000 36,769
China Gas Holdings, Ltd. 412,195 433,199
China Medical System
Holdings, Ltd., Class A 214,000 363,664
Shares Value
HONG KONG — (Continued)
China Resources Gas Group,
Ltd. 150,800 $ 380,746
China Resources Land, Ltd. 230,000 845,287
*China Ruyi Holdings, Ltd. 496,000 198,400
China State Construction
International Holdings, Ltd. 238,000 365,034
#China Water Affairs Group,
Ltd., Class A 66,000 51,959
#Chow Tai Fook Jewellery
Group, Ltd., Class A 354,800 594,798
*Comba Telecom Systems
Holdings, Ltd. 196,000 46,191
#*Dalipal Holdings, Ltd. 4,000 2,751
Essex Bio-technology, Ltd. 20,000 13,248
Geely Automobile Holdings,
Ltd., Class A 501,000 1,128,367
#*Gemdale Properties &
Investment Corp., Ltd., Class A 932,000 33,837
*Guangdong Land Holdings,
Ltd. 23,546 765
Health & Happiness H&H
International Holdings, Ltd.,
Class A 32,500 47,446
*Hopson Development
Holdings, Ltd. 152,601 73,482
*HUTCHMED China, Ltd. 24,000 86,217
#*HUTCHMED China, Ltd.,
Sponsored ADR 1,112 19,771
Inspur Digital Enterprise
Technology, Ltd. 74,000 98,793
#*Jinchuan Group International
Resources Co., Ltd. 564,000 45,982
*Joy City Property, Ltd., Class
A 12,000 565
Ω#*JS Global Lifestyle Co.,
Ltd., Class A 170,500 38,227
Lee's Pharmaceutical
Holdings, Ltd. 2,000 507
#LK Technology Holdings, Ltd. 50,000 20,128
Pou Sheng International
Holdings, Ltd., Class A 149,000 9,490
*Shanghai Industrial Urban
Development Group, Ltd.,
Class A 6,000 260
Shenzhen International
Holdings, Ltd. 239,608 239,913
Shenzhen Investment Holdings
Bay Area Development Co.,
Ltd. 500 118
Sinofert Holdings, Ltd., Class A 108,000 19,536
*Skyworth Group, Ltd. 42,000 16,533
SSY Group, Ltd. 106,000 41,995
TCL Electronics Holdings, Ltd.,
Class A 153,000 198,023
Tiande Chemical Holdings,
Ltd. 4,000 612
Time Interconnect Technology,
Ltd. 48,000 57,294
Tomson Group, Ltd. 40,357 16,554

77
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
HONG KONG — (Continued)
Tongguan Gold Group, Ltd.,
Class A 2,000 $ 461
ΩTopsports International
Holdings, Ltd. 430,000 173,643
Towngas Smart Energy Co.,
Ltd., Class F 92,852 47,313
Truly International Holdings,
Ltd. 142,000 21,345
Wasion Holdings, Ltd., Class A 72,000 78,145
Yuexiu Transport
Infrastructure, Ltd., Class A 80,000 38,930
#Zhongyu Energy Holdings,
Ltd., Class A 112,000 55,073
TOTAL HONG KONG 12,974,229
HUNGARY — (0.2%)
*4iG Nyrt, Class A 334 1,754
Magyar Telekom
Telecommunications PLC 32,067 159,958
OTP Bank Nyrt, Class A 7,034 574,048
Richter Gedeon Nyrt 4,518 136,101
TOTAL HUNGARY 871,861
INDIA — (17.0%)
360 ONE WAM, Ltd., Class A 25,133 302,031
3M India, Ltd. 270 94,794
Aarti Industries, Ltd. 793 3,803
ABB India, Ltd. 2,252 141,652
Accelya Solutions India, Ltd. 69 1,091
Action Construction
Equipment, Ltd. 4,303 55,630
*Adani Green Energy, Ltd. 5,790 65,086
Adani Total Gas, Ltd. 8,346 57,556
ADF Foods, Ltd. 180 505
*Aditya Birla Fashion and
Retail, Ltd. 21,820 18,151
*Aditya Birla Lifestyle Brands,
Ltd. 21,820 35,744
Advanced Enzyme
Technologies, Ltd., Class F 612 2,450
*Advent Hotels International
Pvt, Ltd. 1,121 4,001
Aegis Logistics, Ltd. 14,071 115,606
*Affle 3i, Ltd. 2,610 58,339
Ahluwalia Contracts India, Ltd. 1,991 23,245
AIA Engineering, Ltd. 1,079 38,586
Ajanta Pharma, Ltd. 5,030 157,988
Ajmera Realty & Infra India,
Ltd. 2,322 23,777
Akzo Nobel India, Ltd. 1,521 65,484
Alembic Pharmaceuticals, Ltd. 1,807 20,172
Alkem Laboratories, Ltd. 3,141 180,399
Amara Raja Energy & Mobility,
Ltd., Class F 12,890 141,792
*Amber Enterprises India, Ltd. 1,463 133,000
Anant Raj, Ltd. 5,408 34,856
Angel One, Ltd., Class A 5,863 174,079
Anup Engineering, Ltd. (The) 1,004 30,319
Apar Industries, Ltd., Class A 2,172 220,860
APL Apollo Tubes, Ltd. 21,990 401,951
Shares Value
INDIA — (Continued)
Apollo Tyres, Ltd. 18,477 $ 94,854
Aptech, Ltd. 948 1,411
Arvind Fashions, Ltd. 18,146 115,434
Arvind SmartSpaces, Ltd. 72 512
*Ashapura Minechem, Ltd. 2,034 12,875
Ashiana Housing, Ltd. 200 722
Ashok Leyland, Ltd. 460,788 636,749
*Ashoka Buildcon, Ltd., Class
A 21,285 48,915
Asian Paints, Ltd., Class F 21,744 594,766
ΩAster DM Healthcare, Ltd. 21,548 148,796
Astra Microwave Products, Ltd. 4,006 43,884
Astral, Ltd. 5,489 87,800
AstraZeneca Pharma India,
Ltd. 558 58,514
ΩAU Small Finance Bank, Ltd. 17,863 151,206
AurionPro Solutions, Ltd.,
Class A 1,646 25,609
Aurobindo Pharma, Ltd., Class
A 10,477 136,323
Avantel, Ltd. 12,023 17,491
Avanti Feeds, Ltd., Class A 3,860 30,012
Ω*Avenue Supermarts, Ltd. 3,779 184,095
*AWL Agri Business, Ltd. 21,028 62,941
Axis Bank, Ltd. 42,976 524,158
*AXISCADES Technologies,
Ltd. 1,379 20,865
Bajaj Auto, Ltd. 2,652 242,437
*Bajaj Consumer Care, Ltd. 10,089 25,704
Bajaj Finserv, Ltd. 18,044 401,258
Balrampur Chini Mills, Ltd. 19,417 130,125
Banco Products India, Ltd. 1,482 10,012
ΩBandhan Bank, Ltd. 97,452 186,986
Bank of India, Class A 59,036 75,063
Bank of Maharashtra, Class A 91,969 58,878
Bannari Amman Sugars, Ltd.,
Class F 4 172
BASF India, Ltd. 1,793 102,219
Bata India, Ltd. 5,906 80,319
Bayer CropScience, Ltd. 2,115 152,652
BEML, Ltd. 1,965 88,846
Berger Paints India, Ltd.,
Class A 27,848 179,584
*BF Utilities, Ltd., Class R 2,747 23,493
Bhansali Engineering
Polymers, Ltd. 4,752 6,266
Bharat Bijlee, Ltd. 977 33,232
Bharat Electronics, Ltd. 210,387 920,096
Bharat Heavy Electricals, Ltd. 80,476 219,061
Bharat Petroleum Corp., Ltd. 120,528 453,087
Bharat Rasayan, Ltd. 8 1,010
Bharti Airtel, Ltd. 75,422 1,648,201
Biocon, Ltd. 26,338 117,681
BirlaNu, Ltd. 339 8,914
Birlasoft, Ltd. 16,177 72,299
*Black Box, Ltd., Class A 6,433 37,372
Blue Dart Express, Ltd. 519 35,513
Blue Star, Ltd., Class A 12,441 246,849
*Bluspring Enterprises, Ltd. 12,010 12,007

78
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Bombay Burmah Trading Co. 2,378 $ 51,491
Bombay Dyeing &
Manufacturing Co., Ltd. 11,841 23,085
Bosch, Ltd. 440 202,850
Brigade Enterprises, Ltd.,
Class A 5,519 63,495
*Brightcom Group, Ltd. 162,205 25,146
Britannia Industries, Ltd.,
Class A 6,069 399,825
Campus Activewear, Ltd. 8,034 24,520
*Capacit'e Infraprojects, Ltd. 5,003 17,514
Caplin Point Laboratories, Ltd.,
Class F 1,083 25,547
Carborundum Universal, Ltd. 4,784 50,823
Care Ratings, Ltd. 745 14,430
*Cartrade Tech, Ltd. 4,804 119,910
Castrol India, Ltd. 105,788 263,399
CE Info Systems, Ltd. 1,593 32,770
Ceat, Ltd., Class A 1,966 74,361
Cello World, Ltd. 5,373 36,486
Central Depository Services
India, Ltd., Class F 11,088 187,435
Century Enka, Ltd. 32 189
Century Plyboards India, Ltd. 6,883 57,477
Cera Sanitaryware, Ltd. 540 40,346
CG Power & Industrial
Solutions, Ltd., Class A 41,853 316,148
*Chalet Hotels, Ltd. 2,966 30,807
Chambal Fertilisers and
Chemicals, Ltd. 19,640 115,443
*Chemplast Sanmar, Ltd. 1,243 5,915
Chennai Petroleum Corp., Ltd. 5,352 41,708
*Choice International, Ltd. 5,845 50,858
CIE Automotive India, Ltd. 9,819 45,077
*Cigniti Technologies, Ltd. 3,421 64,699
Clean Science & Technology,
Ltd. 713 9,949
CMS Info Systems, Ltd., Class
A 20,479 107,142
ΩCochin Shipyard, Ltd., Class
A 10,730 216,906
Coforge, Ltd. 28,520 569,171
Colgate-Palmolive India, Ltd.,
Class F 11,936 305,939
Computer Age Management
Services, Ltd. 6,382 272,244
Confidence Petroleum India,
Ltd. 2,354 1,398
Container Corp. of India, Ltd.,
Class A 16,310 107,655
Coromandel International, Ltd.,
Class A 14,010 430,446
Cosmo First, Ltd. 2,046 23,768
Craftsman Automation, Ltd. 852 65,671
CRISIL, Ltd. 1,610 97,484
Crompton Greaves Consumer
Electricals, Ltd., Class H 51,121 188,497
Cummins India, Ltd. 13,801 560,162
Cyient, Ltd. 3,497 48,128
Shares Value
INDIA — (Continued)
Ω*D P Abhushan, Ltd. 998 $ 18,935
Dabur India, Ltd. 23,053 139,215
Datamatics Global Services,
Ltd., Class H 278 3,112
DB Corp., Ltd. 368 1,133
Deepak Fertilisers &
Petrochemicals Corp., Ltd. 7,674 140,061
Deepak Nitrite, Ltd., Class A 6,614 138,956
*Delhivery, Ltd. 14,619 70,968
*Devyani International, Ltd. 22,127 41,198
Dhanuka Agritech, Ltd. 3,194 69,649
*Digitide Solutions, Ltd. 12,010 31,889
ΩDilip Buildcon, Ltd. 3,194 17,542
*Dishman Carbogen Amcis,
Ltd. 3,236 9,392
Dixon Technologies India, Ltd. 3,787 728,057
Dodla Dairy, Ltd., Class A 928 13,474
Dollar Industries, Ltd. 32 139
ΩDr. Lal PathLabs, Ltd. 4,044 145,461
Dr. Reddy's Laboratories, Ltd. 11,945 173,219
Dr. Reddy's Laboratories, Ltd.,
Sponsored ADR 28,932 411,413
Dwarikesh Sugar Industries,
Ltd. 4,705 2,281
Dynamatic Technologies, Ltd. 227 17,155
eClerx Services, Ltd. 3,651 157,012
Eicher Motors, Ltd. 7,497 468,013
*EID Parry India, Ltd. 15,412 217,020
Elecon Engineering Co., Ltd.,
Class A 14,362 93,494
Elgi Equipments, Ltd. 15,353 99,612
Emami, Ltd. 25,057 171,812
*Embassy Developments, Ltd. 82,485 99,304
ΩEndurance Technologies,
Ltd. 2,402 69,969
Engineers India, Ltd. 26,592 64,899
EPL, Ltd. 37,490 95,421
ΩEquitas Small Finance Bank,
Ltd., Class A 9,526 6,444
ΩEris Lifesciences, Ltd. 4,487 92,144
ESAB India, Ltd. 196 11,922
Escorts Kubota, Ltd. 2,470 94,719
*Eternal, Ltd. 176,004 618,434
*Ethos, Ltd. 553 17,425
*Eureka Forbes, Ltd. 7,257 46,239
Everest Kanto Cylinder, Ltd. 5,015 7,373
Exide Industries, Ltd., Class F 13,951 61,204
FDC, Ltd. 2,462 13,472
Federal Bank, Ltd. 78,786 182,065
FIEM Industries, Ltd. 484 10,629
Fine Organic Industries, Ltd. 926 56,055
Finolex Cables, Ltd. 4,923 49,649
Finolex Industries, Ltd. 10,500 24,723
Firstsource Solutions, Ltd. 49,004 191,152
Force Motors, Ltd. 565 109,287
Fortis Healthcare, Ltd., Class A 30,852 301,991
*FSN E-Commerce Ventures,
Ltd. 136,627 326,942
G R Infraprojects, Ltd. 1,730 24,058

79
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Gabriel India, Ltd. 6,721 $ 79,583
Galaxy Surfactants, Ltd. 1,203 36,611
Ganesh Housing Corp., Ltd. 4,966 50,693
Garware Hi-Tech Films, Ltd. 1,096 43,273
Garware Technical Fibres, Ltd. 1,072 10,998
GE Vernova T&D India, Ltd. 10,764 335,065
*Genesys International Corp.,
Ltd. 1,527 10,465
Genus Power Infrastructures,
Ltd. 3,565 14,502
Gillette India, Ltd., Class A 765 94,605
ΩGland Pharma, Ltd., Class A 1,419 33,447
GlaxoSmithKline
Pharmaceuticals, Ltd. 5,359 193,477
Glenmark Pharmaceuticals,
Ltd. 11,954 291,226
*Global Health, Ltd. 8,160 122,141
Globus Spirits, Ltd. 938 13,718
GMM Pfaudler, Ltd. 1,257 20,132
*GMR Airports, Ltd. 239,367 246,092
*Go Fashion India, Ltd. 1,560 14,666
Godrej Consumer Products,
Ltd. 16,894 242,806
*Godrej Properties, Ltd., Class
A 8,132 195,217
Goldiam International, Ltd. 3,204 12,525
Granules India, Ltd. 11,196 60,697
Grauer & Weil India, Ltd. 736 846
Gravita India, Ltd. 2,319 49,597
Great Eastern Shipping Co.,
Ltd. (The) 1,912 20,515
Greaves Cotton, Ltd., Class A 7,662 19,786
Greenlam Industries, Ltd. 4,280 11,463
Greenply Industries, Ltd. 8,401 30,919
Grindwell Norton, Ltd., Class A 1,559 27,415
Gujarat Gas, Ltd. 11,248 56,562
Gujarat Pipavav Port, Ltd. 15,791 28,523
Gujarat State Petronet, Ltd. 29,778 107,165
Gulf Oil Lubricants India, Ltd. 2,895 39,949
Happiest Minds Technologies,
Ltd. 4,061 28,145
Hatsun Agro Product, Ltd. 3,527 36,873
Havells India, Ltd. 17,037 291,850
HBL Engineering, Ltd. 8,259 55,363
HCL Technologies, Ltd. 41,052 687,912
ΩHDFC Asset Management
Co., Ltd., Class A 8,539 550,754
HDFC Bank, Ltd. 28,375 653,736
HDFC Bank, Ltd., Sponsored
ADR 20,575 1,579,543
ΩHDFC Life Insurance Co.,
Ltd. 27,761 239,426
*HealthCare Global
Enterprises, Ltd. 124 881
Heritage Foods, Ltd. 11,595 63,548
Hero MotoCorp, Ltd., Class A 12,063 586,730
HFCL, Ltd. 67,725 58,425
HG Infra Engineering, Ltd.,
Class A 1,234 14,629
Shares Value
INDIA — (Continued)
Himadri Speciality Chemical,
Ltd. 14,656 $ 79,145
Himatsingka Seide, Ltd. 10,825 17,224
Hindustan Aeronautics, Ltd. 8,163 422,497
Hindustan Copper, Ltd. 19,188 53,304
*Hindustan Foods, Ltd. 3,663 23,093
Hindustan Unilever, Ltd. 31,345 902,148
Hindware Home Innovation,
Ltd., Class H 2,541 7,690
Hitachi Energy India, Ltd.,
Class A 863 197,971
Honda India Power Products,
Ltd. 12 395
Honeywell Automation India,
Ltd. 12 5,311
Huhtamaki India, Ltd. 124 312
ICICI Bank, Ltd. 30,863 521,930
ICICI Bank, Ltd., Sponsored
ADR 82,612 2,784,024
ΩICICI Lombard General
Insurance Co., Ltd. 12,628 277,791
ΩICICI Prudential Life
Insurance Co., Ltd. 17,664 124,204
IDFC First Bank, Ltd. 379,062 297,542
*IFB Industries, Ltd., Class A 1,019 15,361
IIFL Capital Services, Ltd. 15,529 56,329
ΩIndiaMart InterMesh, Ltd. 3,288 97,185
Indian Bank 27,738 196,860
ΩIndian Energy Exchange,
Ltd. 48,054 74,221
Indian Hotels Co., Ltd. (The) 11,811 99,876
Indian Railway Catering &
Tourism Corp., Ltd. 16,566 137,305
Indigo Paints, Ltd. 3,960 54,247
Indraprastha Gas, Ltd. 46,270 108,308
Indraprastha Medical Corp.,
Ltd. 7,186 38,556
*IndusInd Bank, Ltd., Class H 5,190 47,333
Infibeam Avenues, Ltd. 56,572 10,120
*Infibeam Avenues, Ltd. 14,195 1,501
Info Edge India, Ltd. 23,680 376,371
Infosys, Ltd. 106,526 1,835,046
#Infosys, Ltd., Sponsored ADR 105,618 1,765,933
Ingersoll Rand India, Ltd.,
Class A 224 9,880
*Inox Green Energy Services,
Ltd. 7,442 14,024
*Inox Wind, Ltd. 17,140 29,495
Intellect Design Arena, Ltd. 5,227 61,018
IOL Chemicals and
Pharmaceuticals, Ltd. 3,620 4,263
ION Exchange India, Ltd. 10,074 53,499
IRB Infrastructure Developers,
Ltd. 99,443 51,164
ΩIRCON International, Ltd.,
Class A 24,434 49,471
ISGEC Heavy Engineering,
Ltd. 2,696 33,584
*ITC Hotels, Ltd. 23,442 61,670

80
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
ITD Cementation India, Ltd. 10,303 $ 91,470
J Kumar Infraprojects, Ltd.,
Class A 5,547 44,595
*Jain Irrigation Systems, Ltd. 15,389 8,995
Jammu & Kashmir Bank, Ltd.
(The), Class A 44,895 53,362
Jamna Auto Industries, Ltd.,
Class A 14,176 14,845
Jash Engineering, Ltd. 1,553 10,331
JB Chemicals &
Pharmaceuticals, Ltd. 4,653 93,980
Jindal Saw, Ltd. 25,944 62,323
Jindal Stainless, Ltd. 16,833 133,378
JK Paper, Ltd. 5,870 24,043
JK Tyre & Industries, Ltd.,
Class A 6,180 23,637
JTEKT India, Ltd. 3,248 4,782
Jubilant Pharmova, Ltd., Class
A 7,309 99,632
Jupiter Wagons, Ltd., Class A 7,389 28,814
Jyothy Labs, Ltd. 10,157 38,541
Kalpataru Projects
International, Ltd. 7,972 104,420
Kalyan Jewellers India, Ltd. 20,255 137,509
Kansai Nerolac Paints, Ltd. 15,629 43,694
Karnataka Bank, Ltd. (The) 17,265 35,607
Kaveri Seed Co., Ltd. 2,570 32,563
*Kaynes Technology India, Ltd. 185 13,035
KDDL, Ltd., Class A 394 12,139
KEC International, Ltd., Class
A 9,233 90,803
KEI Industries, Ltd. 8,197 359,719
*Kellton Tech Solutions, Ltd. 34,685 11,277
Kennametal India, Ltd. 28 692
Keystone Realtors, Ltd. 1,717 12,181
*Kiri Industries, Ltd. 9,314 58,277
Kirloskar Brothers, Ltd. 2,814 63,313
Kirloskar Industries, Ltd. 311 15,297
Kirloskar Oil Engines, Ltd. 10,732 110,776
Kirloskar Pneumatic Co., Ltd. 1,952 29,394
KNR Constructions, Ltd. 13,113 32,027
Kolte-Patil Developers, Ltd. 2,174 10,301
Kotak Mahindra Bank, Ltd.,
Class A 27,559 622,477
Kovai Medical Center and
Hospital, Ltd., Class A 12 856
KPIT Technologies, Ltd. 19,490 272,864
KRBL, Ltd. 4,001 17,569
Ω*Krishna Institute of Medical
Sciences, Ltd. 21,932 188,077
Krsnaa Diagnostics, Ltd.,
Class F 84 826
KSB, Ltd. 2,661 25,474
*Latent View Analytics, Ltd.,
Class H 2,559 11,977
Laxmi Organic Industries, Ltd.,
Class A 244 569
LG Balakrishnan & Bros, Ltd. 1,178 16,941
Shares Value
INDIA — (Continued)
*Lloyds Engineering Works,
Ltd. 14,476 $ 8,724
Lloyds Engineering Works, Ltd. 54,690 44,876
Lloyds Metals & Energy, Ltd. 8,617 148,016
LMW, Ltd. 280 48,294
ΩLodha Developers, Ltd. 6,277 88,252
LT Foods, Ltd. 19,443 107,970
Lumax Auto Technologies, Ltd. 1,979 24,894
Lupin, Ltd., Class A 10,004 220,308
Mahanagar Gas, Ltd. 5,465 84,727
Maharashtra Seamless, Ltd. 2,642 21,135
Mahindra & Mahindra, Ltd. 45,843 1,676,276
*Mahindra Holidays & Resorts
India, Ltd. 2,433 9,900
*Man Industries India, Ltd. 348 1,778
Man Infraconstruction, Ltd. 11,394 22,682
Mangalore Refinery &
Petrochemicals, Ltd., Class A 20,404 29,374
Mankind Pharma, Ltd. 3,121 91,465
Manorama Industries, Ltd. 1,443 25,067
Marico, Ltd. 84,459 684,359
Marksans Pharma, Ltd., Class
A 18,048 46,862
Maruti Suzuki India, Ltd. 2,822 406,168
Mastek, Ltd., Class R 2,125 58,625
*Max Estates, Ltd. 3,466 19,162
*Max Financial Services, Ltd. 13,799 236,508
Max Healthcare Institute, Ltd. 30,270 430,559
Mayur Uniquoters, Ltd. 2,012 12,705
Mazagon Dock Shipbuilders,
Ltd. 3,818 120,783
ΩMedi Assist Healthcare
Services, Ltd. 1,663 10,113
*Medplus Health Services, Ltd. 7,062 75,019
*Meghmani Organics, Ltd.,
Class A 10,521 11,910
Ω*Metropolis Healthcare, Ltd. 3,765 85,758
Minda Corp., Ltd. 5,217 29,736
MOIL, Ltd. 8,445 33,043
Monte Carlo Fashions, Ltd.,
Class A 28 186
*Morepen Laboratories, Ltd. 24,101 16,081
Motherson Sumi Wiring India,
Ltd. 336,834 142,657
Mphasis, Ltd. 12,079 384,741
MPS, Ltd. 724 19,490
Mrs Bectors Food Specialities,
Ltd. 1,489 25,689
Narayana Hrudayalaya, Ltd.,
Class A 9,936 217,234
Natco Pharma, Ltd. 2,798 30,453
Navneet Education, Ltd. 6,611 11,238
*Nazara Technologies, Ltd. 7,232 111,569
NBCC India, Ltd., Class A 71,448 88,235
NELCO, Ltd. 664 6,247
Neogen Chemicals, Ltd. 628 11,052
NESCO, Ltd. 1,871 29,445
*Network18 Media &
Investments, Ltd. 11,213 7,104

81
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Newgen Software
Technologies, Ltd., Class A 5,442 $ 52,737
NHPC, Ltd. 319,740 303,867
NIIT Learning Systems, Ltd. 9,176 33,300
NIIT, Ltd. 9,979 13,170
Nilkamal, Ltd. 32 616
ΩNippon Life India Asset
Management, Ltd. 20,616 191,183
NOCIL, Ltd. 11,338 24,026
Novartis India, Ltd. 36 401
NRB Bearings, Ltd., Class A 208 686
Nucleus Software Exports, Ltd. 768 9,475
Oberoi Realty, Ltd. 8,565 159,384
*One 97 Communications, Ltd. 26,018 323,552
*Onesource Specialty Pharma,
Ltd., Class H 3,763 84,798
Oracle Financial Services
Software, Ltd. 3,212 310,754
Orient Electric, Ltd. 17,993 44,145
Page Industries, Ltd. 602 335,400
Panama Petrochem, Ltd.,
Class A 2,588 10,630
ΩParag Milk Foods, Ltd. 3,995 11,216
Patanjali Foods, Ltd. 3,075 65,773
*Patel Engineering, Ltd. 46,008 19,527
*PC Jeweller, Ltd. 296,335 52,942
PCBL CHEMICAL, Ltd. 8,386 37,718
PDS, Ltd. 1,751 7,054
Pearl Global Industries, Ltd. 1,019 17,301
*Peninsula Land, Ltd. 904 371
Persistent Systems, Ltd. 12,296 724,365
Petronet LNG, Ltd. 133,506 439,235
PG Electroplast, Ltd. 3,551 32,902
Phoenix Mills, Ltd. (The) 11,184 189,467
PI Industries, Ltd., Class H 7,371 357,692
Pidilite Industries, Ltd., Class A 10,909 357,387
Piramal Pharma, Ltd. 36,009 80,993
Pitti Engineering, Ltd. 1,321 14,233
PNC Infratech, Ltd., Class A 6,153 22,006
Pokarna, Ltd., Class A 1,786 18,984
Poly Medicure, Ltd. 813 17,985
Polycab India, Ltd. 4,658 362,702
Polyplex Corp., Ltd., Class G 8,520 109,118
Power Grid Corp. of India, Ltd. 155,035 515,021
Power Mech Projects, Ltd. 1,765 62,977
Praj Industries, Ltd. 19,315 102,982
ΩPrataap Snacks, Ltd., Class
F 16 177
Prestige Estates Projects, Ltd. 8,448 156,859
*Pricol, Ltd., Class R 7,169 35,420
Procter & Gamble Health, Ltd. 1,173 78,944
Procter & Gamble Hygiene &
Health Care, Ltd., Class F 306 47,958
*PSP Projects, Ltd. 85 732
*Puravankara, Ltd. 4,362 14,433
ΩQuess Corp., Ltd. 12,010 40,390
R Systems International, Ltd.,
Class F 4,618 22,041
Radico Khaitan, Ltd. 2,774 86,594
Shares Value
INDIA — (Continued)
Rail Vikas Nigam, Ltd. 30,637 $ 121,763
Railtel Corp. of India, Ltd. 5,768 24,202
Rallis India, Ltd. 8,004 34,397
Ramkrishna Forgings, Ltd. 9,059 60,244
Rane Holdings, Ltd. 32 556
*Rategain Travel
Technologies, Ltd. 3,021 15,121
Ratnamani Metals & Tubes,
Ltd. 2,213 66,914
*Raymond Lifestyle, Ltd. 1,481 19,416
*Raymond Realty, Ltd. 2,608 20,531
*Raymond, Ltd., Class A 2,608 19,906
ΩRBL Bank, Ltd. 36,408 110,901
Redington, Ltd. 94,641 270,314
Redtape, Ltd. 38,748 57,008
*Refex Industries, Ltd. 4,144 20,481
Reliance Industrial
Infrastructure, Ltd. 794 7,871
*Religare Enterprises, Ltd.,
Class A 12,995 39,996
Rhi Magnesita India, Ltd.,
Class A 3,653 20,892
Rico Auto Industries, Ltd. 381 310
RITES, Ltd. 13,025 38,176
Rossari Biotech, Ltd. 1,339 10,778
Route Mobile, Ltd. 930 9,579
*RPSG Ventures, Ltd. 1,164 13,273
Safari Industries India, Ltd. 1,618 38,755
Saksoft, Ltd. 9,266 22,229
Samvardhana Motherson
International, Ltd. 285,150 316,306
Sanofi Consumer Healthcare
India, Ltd. 358 20,058
Sanofi India, Ltd., Class A 729 48,476
ΩSansera Engineering, Ltd. 2,071 31,567
Saregama India, Ltd. 4,846 26,736
Sasken Technologies, Ltd. 24 407
Savita Oil Technologies, Ltd. 2,513 11,505
SBI Cards & Payment
Services, Ltd. 25,202 232,288
ΩSBI Life Insurance Co., Ltd. 30,511 641,123
Schaeffler India, Ltd. 2,055 96,692
*Schneider Electric
Infrastructure, Ltd. 3,437 39,350
*SEAMEC, Ltd. 915 8,316
Senco Gold, Ltd. 5,844 20,868
*SEPC, Ltd. 21,132 1,320
SEPC, Ltd. 96,056 12,852
*Sequent Scientific, Ltd. 5,498 10,793
ΩSH Kelkar & Co., Ltd., Class
A 8,474 24,886
Shankara Building Products,
Ltd. 1,418 18,816
Shanthi Gears, Ltd., Class A 24 152
Sharda Cropchem, Ltd. 1,520 19,739
Share India Securities, Ltd. 5,320 10,689
*Sheela Foam, Ltd. 1,546 11,688
*Shilpa Medicare, Ltd. 4,264 43,237
Shivalik Bimetal Controls, Ltd. 7,785 47,191

82
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
*Siemens Energy India, Ltd. 1,883 $ 69,601
Siemens, Ltd., Class A 1,883 65,205
*SIS, Ltd., Class R 2,686 11,848
SJS Enterprises, Ltd. 1,886 26,422
SJVN, Ltd. 45,573 48,705
SKF India, Ltd. 1,870 104,615
Skipper, Ltd. 4,541 25,175
Sobha, Ltd. 2,581 47,133
Somany Ceramics, Ltd., Class
F 36 222
ΩSona Blw Precision Forgings,
Ltd. 5,301 27,204
Sonata Software, Ltd. 7,211 32,265
SRF, Ltd. 10,030 348,170
*Star Health & Allied Insurance
Co., Ltd. 2,178 11,055
State Bank of India, Class A,
GDR 1,569 143,877
*Sterlite Technologies, Ltd. 9,600 13,141
*STL Networks, Ltd., Class A 9,600 2,834
Strides Pharma Science, Ltd. 7,527 75,108
*Stylam Industries, Ltd. 16 319
Styrenix Performance
Materials, Ltd. 1,122 37,231
Subros, Ltd. 456 4,451
Sudarshan Chemical
Industries, Ltd., Class A 1,272 20,847
Sumitomo Chemical India, Ltd. 7,640 56,577
Sun Pharmaceutical Industries,
Ltd. 19,740 384,597
Sun TV Network, Ltd. 11,553 74,232
Sundrop Brands, Ltd. 28 258
Sunteck Realty, Ltd., Class A 5,656 25,368
Suprajit Engineering, Ltd. 4,426 23,181
Supreme Industries, Ltd. 5,442 267,563
Supreme Petrochem, Ltd. 8,925 80,102
Supriya Lifescience, Ltd. 2,571 19,408
Surya Roshni, Ltd. 8,090 30,527
*Suzlon Energy, Ltd. 780,619 548,936
Swaraj Engines, Ltd. 294 14,077
Symphony, Ltd. 3,131 39,849
ΩSyngene International, Ltd. 23,908 194,869
*TARC, Ltd., Class A 1,856 3,916
Tata Communications, Ltd. 11,980 235,870
Tata Consultancy Services,
Ltd. 54,024 1,872,859
Tata Consumer Products, Ltd. 30,080 368,520
Tata Elxsi, Ltd. 2,304 160,270
Tata Motors, Ltd. 93,411 710,136
TCI Express, Ltd. 48 385
TD Power Systems, Ltd. 13,925 81,087
*TeamLease Services, Ltd. 1,383 28,966
Tech Mahindra, Ltd. 29,056 485,501
Techno Electric & Engineering
Co., Ltd. 4,407 73,265
Tega Industries, Ltd. 833 18,125
ΩTejas Networks, Ltd. 3,717 24,761
Texmaco Rail & Engineering,
Ltd. 30,629 51,451
Shares Value
INDIA — (Continued)
Thanga Mayil Jewellery, Ltd. 890 $ 19,208
Thermax, Ltd. 1,932 86,906
*Thirumalai Chemicals, Ltd. 2,898 9,892
Thomas Cook India, Ltd.,
Class R 15,593 30,143
ΩThyrocare Technologies,
Ltd., Class A 1,100 16,650
Tilaknagar Industries, Ltd. 13,778 77,416
Time Technoplast, Ltd. 25,480 135,968
Timken India, Ltd. 2,496 94,567
Tips Music, Ltd., Class F 5,999 40,312
Titagarh Rail System, Ltd. 5,582 54,811
Titan Co., Ltd., Class A 22,166 847,001
Torrent Pharmaceuticals, Ltd. 6,174 263,731
Transformers & Rectifiers
India, Ltd. 2,374 13,854
TransIndia Real Estate, Ltd.,
Class H 7,204 2,725
Transport Corp. of India, Ltd.,
Class H 100 1,339
Trent, Ltd. 6,225 356,592
Triveni Engineering &
Industries, Ltd., Class A 6,882 27,014
Triveni Turbine, Ltd. 15,775 107,923
TTK Prestige, Ltd. 2,624 18,872
Tube Investments of India, Ltd. 8,259 267,827
TVS Holdings, Ltd. 553 72,750
TVS Motor Co., Ltd. 18,622 595,615
Uflex, Ltd. 3,660 24,716
United Breweries, Ltd. 3,196 70,984
United Spirits, Ltd. 26,377 403,550
UNO Minda, Ltd. 11,430 135,883
UPL, Ltd. 1,907 11,229
UPL, Ltd. 45,067 362,085
Usha Martin, Ltd. 13,784 59,425
*V2 Retail, Ltd. 1,614 34,233
VA Tech Wabag, Ltd. 8,092 146,480
Vadilal Industries, Ltd. 221 13,218
Vaibhav Global, Ltd. 7,121 18,512
*Valor Estate, Ltd. 11,208 23,709
ΩVarroc Engineering, Ltd. 3,938 24,139
Varun Beverages, Ltd. 34,491 205,768
Vedant Fashions, Ltd. 5,705 48,806
Veedol Corporation, Ltd. 262 4,969
Vesuvius India, Ltd. 5,840 34,380
V-Guard Industries, Ltd. 16,089 70,170
Vijaya Diagnostic Centre, Ltd. 6,845 84,005
Vinati Organics, Ltd. 1,070 22,355
Vindhya Telelinks, Ltd. 373 6,784
*VL E-Governance & IT
Solutions, Ltd. 6,503 3,307
*Vodafone Idea, Ltd. 157,587 12,431
Voltamp Transformers, Ltd. 590 59,513
Voltas, Ltd. 12,728 192,913
VST Tillers Tractors, Ltd. 212 11,060
Welspun Corp., Ltd. 29,846 317,169
Welspun Enterprises, Ltd. 4,744 26,650
Whirlpool of India, Ltd. 4,004 61,002
Wipro, Ltd. 106,330 301,394

83
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
INDIA — (Continued)
Wipro, Ltd., Sponsored ADR 17,072 $ 46,436
*Wockhardt, Ltd., Class A 5,927 112,824
Wonderla Holidays, Ltd. 182 1,321
*Yes Bank, Ltd. 520,918 112,510
Zee Entertainment Enterprises,
Ltd. 60,608 81,774
Zen Technologies, Ltd. 4,907 82,014
Zensar Technologies, Ltd. 12,160 111,906
Zydus Lifesciences, Ltd. 11,124 123,153
Zydus Wellness, Ltd. 1,778 41,185
TOTAL INDIA 72,327,260
INDONESIA — (0.4%)
Adi Sarana Armada TBK PT 5,700 294
*Alam Sutera Realty TBK PT 37,600 357
*Amman Mineral Internasional
PT 37,600 19,194
Arwana Citramulia TBK PT 19,100 679
Aspirasi Hidup Indonesia TBK
PT, Class A 599,400 17,120
Astra Otoparts TBK PT 33,800 4,416
Avia Avian TBK PT, Class H 611,000 16,932
Bank OCBC Nisp TBK PT 214,900 17,369
Bank Tabungan Negara
Persero TBK PT 289,700 19,630
*Barito Pacific TBK PT 623,071 99,586
BISI International TBK PT 4,200 236
Blue Bird TBK PT 1,300 154
*Bumi Resources Minerals
TBK PT 2,044,100 53,416
*Capital Financial Indonesia
TBK PT 308,400 19,398
Chandra Asri Pacific TBK PT 75,600 42,613
Cisarua Mountain Dairy PT
TBK, Class A 130,900 39,696
Dayamitra Telekomunikasi PT 1,307,000 46,069
*Dian Swastatika Sentosa
TBK PT 8,900 35,048
Elang Mahkota Teknologi TBK
PT 1,700,100 64,574
Erajaya Swasembada TBK PT 1,216,100 35,918
Gajah Tunggal TBK PT 68,400 4,365
Garudafood Putra Putri Jaya
TBK PT 28,000 619
Hexindo Adiperkasa TBK PT,
Class A 1,300 425
*Impack Pratama Industri TBK
PT 515,600 15,604
Indofood CBP Sukses Makmur
TBK PT 33,200 19,773
Indomobil Sukses
Internasional TBK PT, Class F 26,800 1,694
Industri Jamu Dan Farmasi
Sido Muncul TBK PT, Class H 1,130,000 35,023
Jasa Marga Persero TBK PT 187,700 40,837
Kalbe Farma TBK PT 935,700 81,316
Kawasan Industri Jababeka
TBK PT 1,875,800 21,545
Map Aktif Adiperkasa PT 612,600 25,688
Mayora Indah TBK PT 549,000 74,401
Shares Value
INDONESIA — (Continued)
MD Entertainment TBK PT 233,420 $ 24,115
Medikaloka Hermina TBK PT 950,800 91,295
*Metro Healthcare Indonesia
TBK PT 1,704,500 24,653
Metrodata Electronics TBK PT 861,200 31,140
Metropolitan Kentjana TBK PT 400 555
Midi Utama Indonesia TBK PT 418,500 11,191
Mitra Adiperkasa TBK PT 771,000 55,055
Mitra Keluarga Karyasehat
TBK PT 160,900 23,272
*MNC Digital Entertainment
TBK PT 26,500 786
*MNC Land TBK PT 3,042,600 31,249
ΩNusantara Sejahtera Raya
TBK PT 1,095,800 9,256
*Pacific Strategic Financial
TBK PT 120,800 8,259
*Panin Financial TBK PT 1,358,100 20,964
Petrosea TBK PT 74,300 17,068
Puradelta Lestari TBK PT 50,400 423
*Sarana Meditama
Metropolitan TBK PT 8,800 147
Sarana Menara Nusantara
TBK PT 1,317,000 48,822
Sariguna Primatirta TBK PT 635,200 21,617
Selamat Sempurna TBK PT 285,200 34,404
*Siloam International Hospitals
TBK PT 56,200 7,206
Sumber Alfaria Trijaya TBK
PT, Class A 741,400 104,530
Summarecon Agung TBK PT 954,600 23,901
Surya Citra Media TBK PT 1,729,300 19,442
Surya Semesta Internusa TBK
PT, Class F 416,700 65,841
Tempo Scan Pacific TBK PT 3,400 455
Tower Bersama Infrastructure
TBK PT, Class A 250,300 29,738
Unilever Indonesia TBK PT,
Class A 708,100 73,586
*<Waskita Karya Persero TBK
PT, Class A 27,000 62
TOTAL INDONESIA 1,633,021
IRELAND — (0.7%)
*PDD Holdings, Inc.,
Sponsored ADR 24,319 2,758,991
TOTAL IRELAND 2,758,991
KOREA, REPUBLIC OF — (12.6%)
*3S Korea Co., Ltd. 644 872
*Abpro Bio Co., Ltd. 2,986 532
*ADTechnology Co., Ltd. 391 7,133
Advanced Process Systems
Corp., Class A 1,735 22,657
Aekyung Chemical Co., Ltd. 3,235 27,899
Aekyung Industrial Co., Ltd. 1,607 19,224
Ahnlab, Inc. 444 20,490
Ajin Industrial Co., Ltd. 2,010 4,029
*Alteogen, Inc., Class A 672 219,994
*ALUKO Co., Ltd., Class H 4,375 7,540

84
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Amicogen, Inc., Class A 1,428 $ 4,212
Amorepacific Corp., Class A 1,523 147,929
*Anam Electronics Co., Ltd.,
Class F 2,906 2,961
*Ananti, Inc. 2,842 20,391
*Anapass, Inc. 150 2,029
*Asia Pacific Satellite, Inc. 575 5,116
Asia Paper Manufacturing Co.,
Ltd., Class F 5,957 34,364
Atec Co., Ltd. 276 2,754
Avaco Co., Ltd. 438 4,216
Baiksan Co., Ltd., Class A 1,738 19,024
BH Co., Ltd. 3,587 38,022
*BHI Co., Ltd. 2,351 68,319
*Binex Co., Ltd. 1,144 13,768
Binggrae Co., Ltd. 622 36,509
Bio Plus Co., Ltd. 3,470 17,340
*Biodyne Co., Ltd. 375 4,026
*Bioneer Corp. 1,221 13,251
*BioSmart Co., Ltd. 2,369 5,492
*BNC Korea Co., Ltd. 2,582 9,700
BNK Financial Group, Inc. 22,706 238,881
Boditech Med, Inc., Class A 3,271 33,705
Boryung 3,142 19,167
*Bosung Power Technology
Co., Ltd. 592 1,345
*Bukwang Pharmaceutical
Co., Ltd. 75 175
Byucksan Corp. 1,457 2,348
C&C International Co., Ltd. 1,700 54,305
*Cafe24 Corp., Class A 2,827 88,267
Caregen Co., Ltd. 1,850 66,367
*Celltrion Pharm, Inc. 1,089 42,247
Celltrion, Inc. 4,711 607,729
*Chabiotech Co., Ltd. 1,199 9,588
Cheil Worldwide, Inc., Class A 12,930 185,354
Chemtronics Co., Ltd. 1,601 25,225
*Chemtros Co., Ltd. 361 1,129
Cheryong Electric Co., Ltd. 1,163 34,006
Chips&Media, Inc. 138 1,702
*Choil Aluminum Co., Ltd. 76 83
Chong Kun Dang
Pharmaceutical Corp. 840 51,243
Chongkundang Holdings
Corp., Class A 12 428
Choong Ang Vaccine
Laboratory 294 2,118
*CJ CGV Co., Ltd. 13,691 50,744
CJ Corp. 2,166 242,402
*CJ ENM Co., Ltd. 1,947 92,099
CJ Freshway Corp. 982 20,747
CJ Logistics Corp., Class H 1,382 88,692
Classys, Inc. 2,705 112,741
CLIO Cosmetics Co., Ltd. 85 922
*CMG Pharmaceutical Co.,
Ltd., Class H 2,022 2,858
*Com2uS Holdings Corp.,
Class F 299 4,991
*ContentreeJoongAng Corp. 34 252
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Coreana Cosmetics Co., Ltd. 36 $ 73
Cosmax, Inc. 1,870 339,130
Cosmecca Korea Co., Ltd. 932 45,363
*CosmoAM&T Co., Ltd. 928 25,997
*Cosmochemical Co., Ltd.,
Class A 1,556 18,446
Coway Co., Ltd. 11,268 884,832
*Creative & Innovative System 6,201 33,894
Creverse, Inc. 32 319
*CrystalGenomics Invites Co.,
Ltd. 1,896 2,336
*CS Bearing Co., Ltd. 12 59
CS Wind Corp. 3,302 109,765
*CTC BIO, Inc. 482 2,176
Cuckoo Homesys Co., Ltd. 751 15,082
*D&C Media Co., Ltd. 108 1,298
D.I Corp. 360 3,588
*<DA Technology Co., Ltd.,
Class A 300 8
Dae Hwa Pharmaceutical Co.,
Ltd. 189 2,043
Dae Won Kang Up Co., Ltd. 1,594 4,241
*Daea TI Co., Ltd. 1,051 3,873
*Daechang Co., Ltd. 6,145 6,390
Daedong Corp. 3,982 28,714
Daeduck Electronics Co., Ltd. 1,694 29,194
Daehan New Pharm Co., Ltd. 134 701
*Dae-Il Corp. 4,230 13,116
Daejoo Electronic Materials
Co., Ltd. 513 27,300
Daesang Corp. 1,257 21,346
Daesang Holdings Co., Ltd. 2,134 15,449
Daesung Energy Co., Ltd. 200 1,224
*Daewon Cable Co., Ltd. 9,891 20,862
*Daewon Media Co., Ltd. 622 4,588
Daewon Pharmaceutical Co.,
Ltd. 1,675 15,979
*Daewoo Engineering &
Construction Co., Ltd. 20,115 54,392
Daewoong Co., Ltd. 2,602 43,811
Daewoong Pharmaceutical
Co., Ltd., Class A 726 77,060
Daishin Securities Co., Ltd.,
Class A 5,493 101,201
*Danal Co., Ltd. 5,496 33,092
Daol Investment & Securities
Co., Ltd., Class A 3,033 7,502
*Dawonsys Co., Ltd. 2,269 13,449
DB Insurance Co., Ltd. 6,567 606,126
DB Securities Co., Ltd., Class
A 2,372 15,342
Dear U Co., Ltd. 849 30,212
*Dentis Co., Ltd. 8 37
Dentium Co., Ltd. 1,457 67,765
*Devsisters Co., Ltd. 696 21,455
*Dexter Studios Co., Ltd. 177 752
Digital Daesung Co., Ltd. 1,968 11,864
*DIO Corp. 1,491 19,847
*DKME, Class A 17,934 6,466

85
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
DL Holdings Co., Ltd. 549 $ 19,992
<DMS Co., Ltd. 92 315
DN Automotive Corp., Class A 2,604 54,453
DNF Co., Ltd. 251 2,422
Dohwa Engineering Co., Ltd. 764 3,680
Dong-A Socio Holdings Co.,
Ltd. 126 10,176
Dong-A ST Co., Ltd. 984 33,562
Dongbang Transport Logistics
Co., Ltd., Class A 2,166 4,834
Dongjin Semichem Co., Ltd. 7,639 174,615
Dongkoo Bio & Pharma Co.,
Ltd. 2,711 9,872
DongKook Pharmaceutical
Co., Ltd. 1,813 24,669
Dongkuk Steel Mill Co., Ltd. 3,676 28,575
Dongsuh Cos., Inc. 1,287 27,655
Dongsung Chemical Co., Ltd. 189 594
Dongsung Finetec Co., Ltd. 3,379 68,832
Dongwha Pharm Co., Ltd. 1,288 6,232
Dongwon Industries Co., Ltd. 535 17,698
Dongwon Systems Corp. 974 21,737
Dongwoon Anatech Co., Ltd.,
Class A 3,157 40,567
Doosan Bobcat, Inc. 6,761 270,089
Doosan Co., Ltd. 932 403,902
*Doosan Enerbility Co., Ltd. 20,332 961,768
*Doosan Fuel Cell Co., Ltd. 1,134 19,134
Doosan Tesna, Inc., Class A 2,196 51,464
Douzone Bizon Co., Ltd. 1,790 92,288
*Dream Security Co., Ltd. 3,684 9,178
Dreamtech Co., Ltd. 3,434 15,229
*DRTECH Corp. 235 279
*DSK Co., Ltd. 24 122
*Duk San Neolux Co., Ltd. 429 12,420
*Duksan Hi-Metal Co., Ltd. 1,545 5,537
Duksung Co., Ltd. 409 1,734
DY POWER Corp. 892 8,613
*<E Investment&Development
Co., Ltd. 380 72
Echo Marketing, Inc. 3,408 28,384
*Ecopro BM Co., Ltd. 1,173 93,972
Ecopro Co., Ltd. 5,227 185,817
Ecopro HN Co., Ltd. 1,496 28,533
E-MART, Inc. 2,065 132,971
*EMKOREA Co., Ltd. 64 96
*EMRO, Inc. 433 14,956
ENF Technology Co., Ltd. 4,079 124,858
Eo Technics Co., Ltd., Class A 299 47,110
*Eubiologics Co., Ltd. 3,268 30,493
Eugene Investment &
Securities Co., Ltd. 9,509 23,176
Eugene Technology Co., Ltd. 1,993 64,311
*E-World 629 728
*Exem Co., Ltd. 846 1,412
F&F Co., Ltd. 2,281 114,971
*Fine Semitech Corp. 193 3,263
*Firstec Co., Ltd. 399 1,273
Galaxia Moneytree Co., Ltd. 2,148 16,016
Shares Value
KOREA, REPUBLIC OF — (Continued)
*GAMSUNG Corp. Co., Ltd. 10,730 $ 45,340
*Gaon Cable Co., Ltd., Class A 866 39,653
*GC Cell Corp. 1,854 27,005
*GeneOne Life Science, Inc. 3,448 5,681
*Giantstep, Inc. 121 585
Global Standard Technology
Co., Ltd. 2,513 35,191
*Global Tax Free Co., Ltd. 247 1,279
GOLFZON Co., Ltd. 671 32,273
Grand Korea Leisure Co., Ltd. 4,983 55,802
Green Cross Corp. 522 54,692
Green Cross Holdings Corp. 2,134 24,621
GS Engineering &
Construction Corp. 11,334 158,143
*GS P&L Co., Ltd. 909 25,203
HAESUNG DS Co., Ltd. 1,884 33,216
Han Kuk Carbon Co., Ltd. 1,296 28,036
Hana Financial Group, Inc.,
Class A 23,722 1,460,815
Hana Micron, Inc. 8,012 74,470
Hana Pharm Co., Ltd., Class A 24 207
*Hana Technology Co., Ltd. 66 1,109
Hana Tour Service, Inc. 1,174 45,714
*Hanall Biopharma Co., Ltd. 855 16,708
Hancom, Inc., Class A 967 19,245
Handok, Inc. 36 308
Handsome Co., Ltd., Class A 1,916 22,548
Hanjin Kal Corp. 543 42,757
Hanjin Transportation Co., Ltd. 573 8,635
Hankook Cosmetics
Manufacturing Co., Ltd. 204 9,414
Hankook Shell Oil Co., Ltd. 83 27,112
Hankook Tire & Technology
Co., Ltd. 4,150 133,017
Hanmi Pharm Co., Ltd. 543 109,438
Hanmi Science Co., Ltd. 2,116 77,359
Hanmi Semiconductor Co.,
Ltd. 3,801 251,883
HanmiGlobal Co., Ltd. 774 10,989
Hannong Chemicals, Inc. 332 3,632
*Hanon Systems, Class A 20,555 48,616
Hanshin Machinery Co. 660 1,735
Hansol Chemical Co., Ltd. 1,048 137,612
Hansol Holdings Co., Ltd. 116 271
*Hansol IONES Co., Ltd. 64 415
Hansol Paper Co., Ltd. 518 3,194
Hansol Technics Co., Ltd. 939 4,090
Hanssem Co., Ltd., Class A 581 19,649
*Hanwha Engine 4,232 105,739
*Hanwha Galleria Corp. 9,289 7,669
*Hanwha General Insurance
Co., Ltd. 7,543 32,744
*Hanwha Investment &
Securities Co., Ltd. 14,120 59,665
*Hanwha Life Insurance Co.,
Ltd. 23,644 59,332
*Hanwha Ocean Co., Ltd. 2,377 192,484
Hanwha Solutions Corp. 5,098 112,856
Hanwha Systems Co., Ltd. 7,543 323,085

86
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Hanwha Vision Co., Ltd. 3,074 $ 136,987
Hanyang Securities Co., Ltd.,
Class A 577 7,310
HB SOLUTION Co., Ltd.,
Class A 767 1,283
HC BoKwang Industry Co.,
Ltd. 1,456 3,795
HC HomeCenter Co., Ltd. 1,068 602
HD Hyundai Co., Ltd. 4,470 459,635
HD Hyundai Construction
Equipment Co., Ltd. 2,475 165,262
HD Hyundai Electric Co., Ltd. 1,561 563,932
*HD Hyundai Energy Solutions
Co., Ltd. 923 29,285
HD Hyundai Heavy Industries
Co., Ltd. 582 205,849
HD Hyundai Infracore Co., Ltd. 14,209 157,889
HD HYUNDAI MIPO 1,214 185,584
HD Korea Shipbuilding &
Offshore Engineering Co., Ltd. 1,280 331,353
HDC Holdings Co., Ltd. 4,631 77,139
HDC Hyundai Development
Co-Engineering & Construction 4,402 74,753
*HD-Hyundai Marine Engine 471 22,314
*HFR, Inc. 248 2,854
Hite Jinro Co., Ltd. 4,537 66,249
*HJ Shipbuilding &
Construction Co., Ltd. 128 822
HK inno.N Corp. 1,478 47,959
HL Holdings Corp. 844 23,827
HL Mando Co., Ltd., Class A 4,335 108,781
*Hlb Pharma Ceutical Co., Ltd. 1,093 12,729
*HLB, Inc. 3,887 134,537
*Homecast Co., Ltd. 52 78
*Hotel Shilla Co., Ltd., Class A 1,478 49,984
HPSP Co., Ltd. 3,310 64,085
HS Hyosung Advanced
Materials Corp. 338 48,160
*HS Hyosung Corp. 171 7,657
HS Industries Co., Ltd. 3,171 10,255
*Hugel, Inc., Class A 481 116,886
Humedix Co., Ltd., Class A 1,780 84,713
Huons Co., Ltd. 692 14,246
Hwa Shin Co., Ltd. 4,201 26,597
Hwaseung Enterprise Co.,
Ltd., Class A 57 310
HYBE Co., Ltd. 1,135 212,383
Hyosung Corp. 771 48,368
Hyosung Heavy Industries
Corp. 523 462,358
Hyosung TNC Corp. 327 55,648
Hyundai Autoever Corp. 1,102 122,453
Hyundai Bioland Co., Ltd. 40 143
Hyundai Department Store
Co., Ltd. 1,184 60,361
Hyundai Elevator Co., Ltd. 2,880 177,144
HYUNDAI EVERDIGM Corp. 1,174 6,806
Hyundai Ezwel Co., Ltd. 48 236
Hyundai Glovis Co., Ltd. 2,411 256,434
Shares Value
KOREA, REPUBLIC OF — (Continued)
Hyundai Green Food 2,988 $ 37,576
Hyundai Livart Furniture Co.,
Ltd. 1,596 9,138
*Hyundai Marine & Fire
Insurance Co., Ltd. 8,259 156,628
Hyundai Motor Co. 6,560 1,007,557
Hyundai Motor Securities Co.,
Ltd. 129 788
Hyundai Rotem Co., Ltd.,
Class A 11,693 1,703,192
Hyundai Steel Co. 3,600 92,674
Hyundai Wia Corp., Class A 1,347 48,419
HyVision System, Inc. 1,960 21,596
i3system, Inc., Class A 462 38,311
iFamilySC Co., Ltd. 623 7,237
*Il Dong Pharmaceutical Co.,
Ltd. 239 3,293
Iljin Electric Co., Ltd. 2,019 61,947
Iljin Holdings Co., Ltd. 96 417
Iljin Power Co., Ltd. 710 5,166
Ilyang Pharmaceutical Co.,
Ltd. 32 306
iM Financial Group Co., Ltd. 20,013 200,159
iMarketKorea, Inc. 1,741 10,508
InBody Co., Ltd. 1,657 28,437
Incar Financial Service Co.,
Ltd. 3,020 24,782
Industrial Bank of Korea, Class
A 17,449 244,346
Innocean Worldwide, Inc. 3,927 55,784
InnoWireless Co., Ltd. 17 244
Innox Advanced Materials Co.,
Ltd., Class A 1,731 33,889
*Insung Information Co., Ltd. 510 800
*Interflex Co., Ltd. 720 4,750
Interojo Co., Ltd. 785 11,604
iNtRON Biotechnology, Inc. 341 1,001
IS Dongseo Co., Ltd. 3,641 53,428
ISC Co., Ltd. 1,264 55,143
i-SENS, Inc. 551 7,199
IsuPetasys Co., Ltd., Class R 4,908 230,040
*ITM Semiconductor Co., Ltd. 12 123
*Jahwa Electronics Co., Ltd. 2,616 34,634
JB Financial Group Co., Ltd. 10,210 170,069
*Jeil Pharmaceutical Co., Ltd. 8 81
*Jeju Semiconductor Corp. 1,565 17,040
Jinsung T.E.C. 1,023 8,911
JNK Global Co., Ltd. 587 1,822
*JNTC Co., Ltd. 1,515 17,916
Jusung Engineering Co., Ltd. 3,470 68,184
JVM Co., Ltd. 1,355 27,993
JW Holdings Corp. 184 468
JW Life Science Corp. 1,294 11,682
JW Pharmaceutical Corp. 2,136 34,963
JYP Entertainment Corp. 4,256 223,112
Kakao Corp. 6,418 268,419
*Kakao Games Corp. 5,410 67,020
KakaoBank Corp. 5,020 101,718
*Kakaopay Corp. 1,218 56,298

87
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
KB Financial Group, Inc.,
Class A 11,733 $ 938,268
KB Financial Group, Inc.,
Class A, Sponsored ADR 4,208 333,063
KC Tech Co., Ltd. 310 6,784
KCTC 4,395 17,557
KEPCO Engineering &
Construction Co., Inc. 821 54,643
KEPCO Plant Service &
Engineering Co., Ltd. 4,820 181,428
KG Chemical Corp. 5,310 17,288
KG DONGBUSTEEL 5,977 25,601
KG Eco Solution Co., Ltd. 2,813 12,759
*KG Mobility Co. 3,904 9,937
KGMobilians Co., Ltd. 286 1,103
KINX, Inc. 568 37,026
KISWIRE, Ltd. 1,554 20,338
KIWOOM Securities Co., Ltd. 1,982 307,990
*KMW Co., Ltd. 99 943
Koh Young Technology, Inc. 2,508 26,241
Kolmar BNH Co., Ltd. 298 3,127
Kolmar Korea Co., Ltd. 2,148 151,017
Kolon Corp. 1,242 44,108
Kolon Enp, Inc. 764 3,658
Kolon Industries, Inc. 1,018 30,280
KoMiCo, Ltd., Class A 862 44,007
*Korea Circuit Co., Ltd. 3,312 28,730
Korea Electric Terminal Co.,
Ltd. 926 44,270
Korea Electronic Power
Industrial Development Co.,
Ltd. 1,335 12,101
Korea Fuel-Tech Corp. 3,995 14,058
Korea Gas Corp. 3,665 113,507
*Korea Information &
Communications Co., Ltd. 1,701 11,211
Korea Information Certificate
Authority, Inc. 448 2,365
Korea Investment Holdings
Co., Ltd. 7,125 734,695
Korea Petrochemical Ind Co.,
Ltd. 297 21,930
Korea Petroleum Industries
Co. 636 6,494
Korea United Pharm, Inc. 1,035 15,673
Korea Zinc Co., Ltd. 262 151,139
Korean Reinsurance Co. 20,274 155,841
*Krafton, Inc. 2,323 550,264
KT Skylife Co., Ltd. 3,428 12,508
KTCS Corp. 6,691 13,051
Kukdo Chemical Co., Ltd. 446 12,896
Kukdong Oil & Chemicals Co.,
Ltd. 1,509 3,841
Kumho Petrochemical Co., Ltd. 731 64,466
*Kumho Tire Co., Inc. 8,298 27,853
Kumkang Kind Co., Ltd. 2,017 6,661
Kwang Dong Pharmaceutical
Co., Ltd., Class A 4,798 21,451
Shares Value
KOREA, REPUBLIC OF — (Continued)
Kyeryong Construction
Industrial Co., Ltd., Class A 24 $ 342
Kyobo Securities Co., Ltd. 2,942 18,456
Kyung Dong Navien Co., Ltd. 1,150 71,481
Kyung-In Synthetic Corp. 152 374
*LabGenomics Co., Ltd. 12,305 20,585
Lake Materials Co., Ltd. 5,887 53,063
Lee Ku Industrial Co., Ltd. 1,429 5,054
LEENO Industrial, Inc., Class
H 5,565 191,412
LG Chem, Ltd. 2,725 592,434
LG Electronics, Inc. 13,320 743,415
*LG Energy Solution, Ltd. 699 192,795
LG H&H Co., Ltd. 1,137 259,080
*LG HelloVision Co., Ltd. 1,930 4,112
LG Innotek Co., Ltd. 1,746 197,036
*LigaChem Biosciences, Inc. 1,114 107,962
Lotte Chemical Corp. 1,422 68,188
Lotte Chilsung Beverage Co.,
Ltd. 654 61,307
Lotte Corp. 1,078 21,882
Lotte Innovate Co., Ltd. 250 3,912
*Lotte Non-Life Insurance Co.,
Ltd. 2,133 2,689
Lotte Rental Co., Ltd. 2,872 65,132
Lotte Shopping Co., Ltd. 1,189 61,559
Lotte Wellfood Co., Ltd. 166 14,771
LS Corp. 2,909 363,520
LS Eco Energy, Ltd. 1,307 34,023
LS Electric Co., Ltd. 1,920 429,882
*LVMC Holdings 3,430 4,870
LX Hausys, Ltd. 279 6,217
LX Semicon Co., Ltd. 1,658 65,756
M.I.Tech Co., Ltd. 140 823
Macquarie Korea Infrastructure
Fund 37,969 323,071
Macrogen, Inc. 206 2,298
Maeil Dairies Co., Ltd. 16 433
*Manyo Co., Ltd. 728 9,386
Mcnex Co., Ltd. 1,457 30,993
*MDS Tech, Inc. 2,454 2,431
Medytox, Inc. 164 17,396
*Meerecompany, Inc. 460 5,234
MegaStudyEdu Co., Ltd. 745 26,914
Meritz Financial Group, Inc. 8,550 713,939
META BIOMED Co., Ltd. 2,170 9,467
*MiCo, Ltd. 3,049 31,901
*Mirae Asset Life Insurance
Co., Ltd. 7,828 41,996
Mirae Asset Securities Co.,
Ltd. 25,430 350,057
Misto Holdings Corp. 4,975 128,967
Miwon Commercial Co., Ltd. 165 19,703
Miwon Specialty Chemical
Co., Ltd. 126 13,374
*Mobase Electronics Co., Ltd. 2,013 2,090
Modetour Network, Inc. 89 750
*MONAYONGPYONG 2,061 6,480
Multicampus Co., Ltd. 12 297

88
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Namhae Chemical Corp. 1,829 $ 9,957
Namuga Co., Ltd. 836 8,934
Namyang Dairy Products Co.,
Ltd. 200 8,999
*Nature & Environment Co.,
Ltd. 128 66
Nature Holdings Co., Ltd.
(The) 252 2,093
NAVER Corp. 2,246 380,596
Neosem, Inc. 915 5,654
*Neptune Co. 2,379 12,163
ΩNetmarble Corp. 3,302 141,909
New Power Plasma Co., Ltd. 92 368
*Newflex Technology Co., Ltd. 2,955 9,621
Nexen Corp. 52 229
*Nexon Games Co., Ltd. 1,644 16,466
NEXTIN, Inc. 1,103 37,740
NH Investment & Securities
Co., Ltd. 16,205 236,041
NHN KCP Corp. 2,615 30,396
NICE Holdings Co., Ltd. 4,299 41,229
Nice Information &
Telecommunication, Inc. 24 424
NICE Information Service Co.,
Ltd. 6,057 71,192
NICE Infra Co., Ltd. 878 2,896
Nong Shim Holdings Co., Ltd.,
Class H 210 12,493
NongShim Co., Ltd., Class A 240 66,974
NOROO Paint & Coatings Co.,
Ltd., Class A 1,337 8,532
NOVAREX Co., Ltd. 423 5,777
OCI Holdings Co., Ltd. 1,032 69,802
ONEJOON Co., Ltd. 1,612 11,426
Oriental Precision &
Engineering Co., Ltd. 2,101 9,105
Orion Corp. 3,782 303,531
Otoki Corp. 224 64,367
Pan Ocean Co., Ltd. 10,601 32,182
Paradise Co., Ltd. 1,865 24,355
Park Systems Corp. 496 98,714
Partron Co., Ltd. 6,981 33,375
*Pearl Abyss Corp. 1,102 31,030
People & Technology, Inc.,
Class A 2,595 65,399
*Peptron, Inc. 736 155,766
PharmaResearch Co., Ltd.,
Class H 553 222,109
Pharmicell Co., Ltd. 890 8,253
Philenergy Co., Ltd. 39 384
*Philoptics Co., Ltd. 579 13,903
PI Advanced Materials Co.,
Ltd. 2,210 28,685
*PKC Co., Ltd. 653 2,792
Posco DX Co., Ltd. 6,045 104,397
*POSCO Future M Co., Ltd. 257 26,408
Posco M-Tech Co., Ltd. 707 7,530
*Power Logics Co., Ltd. 2,314 7,717
Protec Co., Ltd. 98 1,894
Shares Value
KOREA, REPUBLIC OF — (Continued)
PSK Holdings, Inc. 992 $ 24,070
PSK, Inc. 3,239 48,464
Pulmuone Co., Ltd. 1,059 11,348
*Rainbow Robotics 377 75,302
*RaonSecure Co., Ltd. 8 64
*Reyon Pharmaceutical Co.,
Ltd. 16 133
RFHIC Corp. 587 11,788
*RFTech Co., Ltd. 1,464 2,702
*Robostar Co., Ltd., Class A 152 2,937
*Robotis Co., Ltd., Class A 4 236
Rsupport Co., Ltd. 52 113
S&S Tech Corp. 1,676 60,669
S-1 Corp. 2,792 149,384
Sam Chun Dang Pharm Co.,
Ltd. 397 59,115
Sam-A Aluminum Co., Ltd. 24 466
Samchully Co., Ltd. 127 12,656
SAMHWA Paints Industrial
Co., Ltd. 2,019 9,026
*Samil Pharmaceutical Co.,
Ltd. 538 3,992
Samjin Pharmaceutical Co.,
Ltd. 923 13,378
*Samkee Energy Solutions
Co., Ltd. 24 38
Ω*Samsung Biologics Co., Ltd. 567 436,248
Samsung E&A Co., Ltd. 23,493 448,922
Samsung Electro-Mechanics
Co., Ltd. 1,895 203,192
Samsung Electronics Co., Ltd. 69,246 3,565,160
Samsung Electronics Co., Ltd.,
Registered Shares, GDR 2,955 3,714,435
Samsung Fire & Marine
Insurance Co., Ltd. 3,878 1,231,799
*Samsung Heavy Industries
Co., Ltd. 21,720 298,204
Samsung Life Insurance Co.,
Ltd. 3,604 327,187
*Samsung Pharmaceutical
Co., Ltd. 3,277 3,708
Samsung SDI Co., Ltd. 2,740 397,130
Samsung SDS Co., Ltd. 3,201 368,618
Samsung Securities Co., Ltd. 10,840 553,412
SAMT Co., Ltd. 6,229 13,767
Samwha Capacitor Co., Ltd. 775 15,424
Samyang Foods Co., Ltd. 403 419,041
Samyoung Co., Ltd. 3,185 9,531
Sangsin Energy Display
Precision Co., Ltd., Class A 689 4,511
Satrec Initiative Co., Ltd. 70 2,471
SD Biosensor, Inc. 5,405 39,053
SeAH Besteel Holdings Corp. 975 22,041
SeAH Steel Corp. 226 24,608
SeAH Steel Holdings Corp.,
Class A 288 41,950
Seegene, Inc. 2,555 54,718
Segyung Hitech Co., Ltd. 1,078 5,270

89
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
Sejin Heavy Industries Co.,
Ltd. 1,558 $ 14,695
Seobu T&D 5,696 35,939
Seohan Co., Ltd. 17,145 11,164
*Seojin System Co., Ltd. 963 15,277
*Seoul Auction Co., Ltd. 203 1,281
*Seoul Semiconductor Co.,
Ltd. 4,232 21,758
Seoyon Co., Ltd. 1,325 9,621
Seoyon E-Hwa Co., Ltd. 2,136 19,114
*<Sewon E&C Co., Ltd., Class
A 13,994 353
*SFA Engineering Corp. 1,803 31,983
*SFA Semicon Co., Ltd., Class
A 1,834 4,331
SGC Energy Co., Ltd. 256 4,523
Shin Heung Energy &
Electronics Co., Ltd. 835 2,553
Shindaeyang Paper Co., Ltd. 1,648 12,953
Shinhan Financial Group Co.,
Ltd. 19,361 949,342
Shinhan Financial Group Co.,
Ltd., Sponsored ADR 2,715 132,221
Shinil Electronics Co., Ltd. 1,296 1,321
Shinsegae International, Inc. 3,978 33,446
Shinsegae, Inc., Class A 933 115,582
Shinsung Delta Tech Co., Ltd. 1,373 66,729
*Shinsung E&G Co., Ltd.,
Class A 5,444 6,010
Shinwon Corp. 15,222 19,296
SHOWBOX Corp. 9,904 19,711
*Silicon2 Co., Ltd. 5,590 208,396
*SK Biopharmaceuticals Co.,
Ltd. 4,136 294,363
*SK Bioscience Co., Ltd. 1,561 51,497
SK Discovery Co., Ltd. 1,406 55,457
*SK Eternix Co., Ltd. 495 8,638
SK Gas, Ltd. 322 61,414
Ω*SK IE Technology Co., Ltd. 1,030 20,610
*SK oceanplant Co., Ltd. 1,351 19,357
SK Securities Co., Ltd. 37,036 17,973
SK Telecom Co., Ltd. 415 16,788
SK Telecom Co., Ltd., ADR 3,021 67,036
*SKC Co., Ltd. 636 46,411
SL Corp. 2,647 63,751
SM Entertainment Co., Ltd. 1,806 173,333
*SMCore, Inc. 28 78
*SMEC Co., Ltd. 5,128 13,552
S-Oil Corp. 3,978 179,854
Solid, Inc. 7,818 35,516
*SOLUM Co., Ltd. 4,568 54,448
Solus Advanced Materials Co.,
Ltd. 1,888 11,722
Songwon Industrial Co., Ltd. 1,711 13,522
SOOP Co., Ltd. 1,358 77,849
Soulbrain Co., Ltd., Class A 697 119,367
SPC Samlip Co., Ltd. 90 3,563
SPG Co., Ltd. 305 5,509
ST Pharm Co., Ltd. 200 12,561
Shares Value
KOREA, REPUBLIC OF — (Continued)
Straffic Co., Ltd. 36 $ 101
*Studio Dragon Corp. 2,234 74,746
Suheung Co., Ltd., Class A 8 109
Sung Kwang Bend Co., Ltd. 1,648 38,087
Sungwoo Hitech Co., Ltd.,
Class A 5,152 22,142
SY Co., Ltd. 997 2,459
*Synergy Innovation Co., Ltd. 326 673
*Synopex, Inc. 3,957 19,346
Systems Technology, Inc. 1,152 15,916
T&L Co., Ltd. 376 16,539
*Taewoong Co., Ltd. 2,036 59,459
*Taihan Electric Wire Co., Ltd.,
Class A 3,280 37,204
TCC Steel 1,586 20,597
TechWing, Inc. 4,977 100,487
Telechips, Inc. 390 3,808
TES Co., Ltd. 698 13,111
*TK Chemical Corp. 8,356 10,785
TK Corp., Class A 1,789 29,670
TKG Huchems Co., Ltd. 892 11,353
TLB Co., Ltd. 420 8,253
Tokai Carbon Korea Co., Ltd.,
Class A 834 64,348
*Tongyang Life Insurance Co.,
Ltd., Class A 4,755 28,973
Tonymoly Co., Ltd. 1,172 9,229
Toptec Co., Ltd., Class A 438 1,555
Tovis Co., Ltd. 1,853 21,312
TSE Co., Ltd. 106 2,981
*Tuksu Construction Co., Ltd. 276 1,449
TYM Corp. 7,979 29,113
UBCare Co., Ltd. 44 123
*Uni-Chem Co., Ltd. 1,414 1,773
Unid Co., Ltd., Class A 334 20,279
Union Semiconductor
Equipment & Materials Co.,
Ltd. 1,862 9,627
Uniquest Corp. 523 2,342
*Unison Co., Ltd., Class A 2,156 2,063
Unitrontech Co., Ltd. 837 3,863
Value Added Technology Co.,
Ltd. 911 15,536
VICTEK Co., Ltd., Class A 274 799
*<Vidente Co., Ltd. 34,567 15,529
Vieworks Co., Ltd. 625 9,419
Vitzro Tech Co., Ltd. 1,020 6,303
Vitzrocell Co., Ltd. 1,791 40,358
*VM, Inc. 222 1,772
*VT Co., Ltd. 2,050 53,364
Webcash Corp. 32 339
*<Wellbiotec Co., Ltd. 1,035 76
*Wemade Co., Ltd., Class A 1,029 23,299
WiSoL Co., Ltd. 68 328
Won Tech Co., Ltd. 8,574 79,755
WONIK IPS Co., Ltd. 1,226 28,953
Wonik Materials Co., Ltd. 781 13,432
Wonik QnC Corp. 2,243 29,841
Woojin, Inc. 922 7,413

90
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
KOREA, REPUBLIC OF — (Continued)
*Wooree Bio Co., Ltd. 7,128 $ 11,873
Woori Financial Group, Inc. 56,893 1,013,309
Woori Financial Group, Inc.,
Class A, ADR 4,147 219,335
*Woori Technology, Inc. 2,783 7,375
Wooshin Systems Co., Ltd. 339 1,882
*Woosu AMS Co., Ltd., Class
A 270 601
Worldex Industry & Trading
Co., Ltd. 3,416 59,980
*Wysiwyg Studios Co., Ltd.,
Class A 615 403
Xexymix Corp., Class A 2,729 12,102
Y G-1 Co., Ltd. 382 1,589
*YC Corp. 304 2,455
YG Entertainment, Inc. 1,673 102,662
*YG PLUS, Class A 1,592 9,861
*YMT Co., Ltd., Class A 20 133
Youlchon Chemical Co., Ltd. 186 4,594
Youngone Holdings Co., Ltd.,
Class A 562 57,181
Yuanta Securities Korea Co.,
Ltd. 6,005 16,086
Yuhan Corp. 2,054 174,919
Zeus Co., Ltd., Class A 2,274 20,415
Zinus, Inc. 1,470 22,896
TOTAL KOREA, REPUBLIC
OF 53,591,588
KUWAIT — (0.8%)
Al Ahli Bank of Kuwait KSCP 38,193 37,569
Al-Eid Food KSC 14,189 10,248
Ali Alghanim Sons Automotive
Co. KSCC 16,298 59,653
*<Arabi Group Holding KSC 15,895 15,012
Boubyan Bank KSCP 26,191 60,342
Burgan Bank SAK 99,268 81,101
Combined Group Contracting
Co. SAK 7,914 18,725
Gulf Bank KSCP 233,003 258,131
Gulf Cables & Electrical
Industries Group Co. KSCP,
Class R 10,600 72,745
Heavy Engineering & Ship
Building Co. KSCP, Class A 18,325 51,861
Humansoft Holding Co. KSC,
Class A 10,914 85,636
*IFA Hotels & Resorts-KPSC 1,993 5,718
Integrated Holding Co. KCSC 31,640 56,145
Kuwait Finance House KSCP 423,452 1,116,751
Kuwait International Bank
KSCP 28,526 25,823
*Kuwait Real Estate Co. KSC 67,628 79,562
Kuwait Telecommunications
Co., Class A 30,534 57,376
Mezzan Holding Co. KSCC,
Class A 12,639 51,299
National Bank of Kuwait SAKP,
Class K 218,646 749,541
Salhia Real Estate Co. KSCP 45,016 60,757
Shares Value
KUWAIT — (Continued)
*United Real Estate Co. SAKP 14,698 $ 8,790
*Warba Bank KSCP 325,201 294,381
TOTAL KUWAIT 3,257,166
MALAYSIA — (0.9%)
Aeon Co. M BHD 36,600 11,070
Ajinomoto Malaysia BHD 100 301
AMMB Holdings BHD 112,700 133,443
#Ancom Nylex BHD 124,710 27,194
*Astro Malaysia Holdings BHD 4,200 143
Aumas Resources BHD 96,300 11,967
Bank Islam Malaysia BHD 42,200 22,164
#*Berjaya Corp. BHD 287,812 18,895
#Bermaz Auto BHD 165,600 28,732
Carlsberg Brewery Malaysia
BHD 13,600 57,653
*Chin Hin Group BHD 49,800 26,739
CIMB Group Holdings BHD 160,200 246,028
Coastal Contracts BHD 200 60
#CTOS Digital BHD, Class A 215,500 43,959
D&O Green Technologies BHD 64,500 15,879
#Dayang Enterprise Holdings
BHD 115,000 49,613
Dialog Group BHD 304,800 125,064
DRB-Hicom BHD 1,800 357
#Duopharma Biotech BHD 1,722 533
#Eastern & Oriental BHD,
Class A 91,700 17,953
Eco World Development
Group BHD 87,900 42,044
EG Industries BHD 38,400 10,264
#*Ekovest BHD 158,000 15,374
#Formosa Prosonic Industries
BHD 600 179
Fraser & Neave Holdings
BHD, Class R 9,200 61,779
#Frontken Corp. BHD 94,100 89,798
Gamuda BHD, Class A 250,318 304,020
#Gas Malaysia BHD 31,300 30,529
Genting Malaysia BHD 196,300 90,210
#*Globetronics Technology
BHD 18,000 1,604
*Greatech Technology BHD 86,400 34,641
Guan Chong BHD, Class A 62,066 16,590
Heineken Malaysia BHD 15,800 88,613
#Hextar Global BHD 11,700 2,469
#IHH Healthcare BHD 46,900 73,127
IJM Corp. BHD, Class A 112,500 75,440
IOI Properties Group BHD 66,500 33,055
Kelington Group BHD 71,100 70,683
Kerjaya Prospek Group BHD 23,000 11,001
*KNM Group BHD 16,500 97
KPJ Healthcare BHD 81,900 49,735
KSL Holdings BHD 26,000 9,876
LBS Bina Group BHD 2,100 229
#LPI Capital BHD 29,500 100,431
#Magnum BHD 91,300 28,899
Mah Sing Group BHD 149,300 40,957
Malayan Banking BHD 112,700 248,125

91
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
MALAYSIA — (Continued)
Malaysian Resources Corp.
BHD, Class F 243,500 $ 30,545
Matrix Concepts Holdings BHD 91,800 28,842
#MBSB BHD, Class F 129,200 20,751
Mi Technovation BHD 800 381
#MNRB Holdings BHD 38,900 16,873
Ω#MR DIY Group M BHD 97,800 37,836
Padini Holdings BHD 50,700 23,656
Pecca Group BHD 20,000 7,128
#Perak Transit BHD 1,350 218
Petron Malaysia Refining &
Marketing BHD 300 248
#Petronas Chemicals Group
BHD 24,600 22,379
Petronas Dagangan BHD 20,500 103,726
#RHB Bank BHD, Class A 88,791 127,618
#Sam Engineering &
Equipment M BHD 12,150 11,879
Scientex BHD 63,800 48,766
#Sime Darby BHD 345,200 131,929
#Sime Darby Property BHD 143,000 49,958
SP Setia BHD Group 161,600 42,436
Sports Toto BHD, Class A 144,888 46,541
Sunway BHD, Class A 68,000 75,414
#Sunway Construction Group
BHD, Class A 48,500 59,587
#Syarikat Takaful Malaysia
Keluarga BHD 42,100 31,587
Telekom Malaysia BHD 29,300 46,372
#TIME dotCom BHD 58,200 70,822
#*Tropicana Corp. BHD, Class
A 96,400 26,897
#Uchi Technologies BHD 27,500 20,568
#UEM Sunrise BHD 102,500 18,025
#Velesto Energy BHD 464,400 19,599
VS Industry BHD 236,678 44,672
*WCT Holdings BHD 4,800 883
#Wellcall Holdings BHD 1,600 495
Westports Holdings BHD,
Class F 37,700 49,501
Yinson Holdings BHD, Class A 206,431 113,259
#YTL Corp. BHD, Class A 119,200 69,592
#YTL Power International
BHD, Class A 40,079 38,529
Zetrix Ai BHD 785,335 162,039
TOTAL MALAYSIA 3,967,067
MEXICO — (1.8%)
Alpek SAB de CV 39,649 19,057
*Alsea SAB de CV 35,900 107,804
America Movil SAB de CV,
Class B 237,818 215,102
#America Movil SAB de CV,
Class B, ADR 26,783 483,969
Arca Continental SAB de CV 17,200 179,614
*Axtel SAB de CV 122,400 15,277
ΩBanco del Bajio SA 64,851 146,073
#Becle SAB de CV, Class A 20,299 25,476
Bolsa Mexicana de Valores
SAB de CV 48,300 103,790
Shares Value
MEXICO — (Continued)
Coca-Cola Femsa SAB de CV,
Sponsored ADR 1,939 $ 161,015
Consorcio ARA SAB de CV 13,100 2,261
#Corp Inmobiliaria Vesta SAB
de CV 49,290 138,955
Corp Inmobiliaria Vesta SAB
de CV, ADR 170 4,775
Corporativo Fragua SAB de
CV, Class H 1,287 37,792
El Puerto de Liverpool SAB de
CV, Class C1 15,565 76,633
Fomento Economico Mexicano
SAB de CV 3,272 29,596
Fomento Economico Mexicano
SAB de CV, Sponsored ADR 2,642 238,995
Genomma Lab Internacional
SAB de CV, Class B 107,700 124,811
Gentera SAB de CV 111,019 251,360
Gruma SAB de CV, Class B 11,506 199,241
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B 28,382 377,196
Grupo Aeroportuario del
Centro Norte SAB de CV,
Class B, Sponsored ADR 1,598 170,075
#Grupo Aeroportuario del
Pacifico SAB de CV, Class B 110 2,532
Grupo Aeroportuario del
Pacifico SAB de CV, Class B,
Sponsored ADR 2,373 545,292
Grupo Aeroportuario del
Sureste SAB de CV, Class B,
Sponsored ADR 1,186 359,726
Grupo Bimbo SAB de CV,
Class A 30,203 87,809
Grupo Carso SAB de CV,
Class A1 6,775 48,407
#Grupo Comercial Chedraui
SA de CV, Class B 35,400 287,303
Grupo Financiero Banorte SAB
de CV, Class O 85,009 759,047
Grupo Financiero Inbursa SAB
de CV, Class O 61,757 159,571
Grupo Herdez SAB de CV,
Class B 13,054 37,993
Grupo Mexico SAB de CV,
Class B 103,241 647,515
#*Grupo Rotoplas SAB de CV 10,120 7,369
#Grupo Televisa SAB 121,255 67,426
*Industrias Penoles SAB de
CV 12,703 335,479
#La Comer SAB de CV 27,178 58,951
Medica Sur SAB de CV, Class
B 200 489
Megacable Holdings SAB de
CV 60,153 167,503
*Ollamani SAB, Class A 4,859 12,077
Operadora De Sites
Mexicanos SAB de CV, Class
A 15,529 13,641

92
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
MEXICO — (Continued)
*Organizacion Soriana SAB de
CV, Class B 500 $ 689
#Promotora y Operadora de
Infraestructura SAB de CV,
Class L 15,505 183,102
#Qualitas Controladora SAB
de CV, Class F 15,332 139,131
Regional SAB de CV 26,852 209,528
Wal-Mart de Mexico SAB de
CV, Class A 191,510 565,625
TOTAL MEXICO 7,805,072
PERU — (0.1%)
Credicorp, Ltd. 1,793 424,941
Intercorp Financial Services,
Inc. 1,420 51,205
TOTAL PERU 476,146
PHILIPPINES — (0.3%)
*8990 Holdings, Inc. 1,300 226
ACEN Corp. 621,000 26,615
Alliance Global Group, Inc.,
Class R 83,300 10,996
Apex Mining Co., Inc. 109,700 10,757
Asia United Bank Corp. 18,940 17,371
Ayala Corp. 1,030 10,418
Ayala Land, Inc. 92,500 39,643
Bank of the Philippine Islands,
Class A 41,816 84,732
BDO Unibank, Inc., Class A 40,517 99,117
Century Pacific Food, Inc. 45,500 28,860
China Banking Corp., Class A 19,790 22,222
Converge Information and
Communications Technology
Solutions, Inc. 238,600 73,135
D&L Industries, Inc. 88,100 7,657
DigiPlus Interactive Corp.,
Class A 95,900 41,429
DM Wenceslao and
Associates, Inc. 1,300 115
DoubleDragon Corp. 2,700 449
Emperador, Inc. 47,700 13,247
Ginebra San Miguel, Inc.,
Class A 2,900 14,219
GT Capital Holdings, Inc. 6,370 65,466
International Container
Terminal Services, Inc. 33,990 261,047
LT Group, Inc. 184,100 41,218
Manila Electric Co. 3,380 31,116
Manila Water Co., Inc. 90,200 56,827
ΩMonde Nissin Corp. 45,800 5,873
Nickel Asia Corp. 182,000 7,020
Petron Corp. 15,000 630
Philippine Seven Corp. 22,670 20,598
Philippine Stock Exchange,
Inc. (The) 60 214
Puregold Price Club, Inc. 109,200 74,881
Rizal Commercial Banking
Corp., Class A 2,400 1,029
Shares Value
PHILIPPINES — (Continued)
Robinsons Retail Holdings,
Inc., Class F 1,600 $ 1,042
SM Investments Corp. 1,360 19,025
*Synergy Grid & Development
Phils, Inc. 85,000 16,757
Vista Land & Lifescapes, Inc.,
Class A 17,000 426
TOTAL PHILIPPINES 1,104,377
POLAND — (1.3%)
AB SA 591 14,909
Alior Bank SA 10,872 294,802
Ω*Allegro.eu SA 15,527 153,919
Amica SA 20 308
Apator SA, Class A 72 409
*Arctic Paper SA 776 2,378
ASBISc Enterprises PLC 4,107 30,093
Asseco Poland SA 9,434 512,377
Asseco South Eastern Europe
SA, Class F 2,358 48,625
Auto Partner SA, Class A 5,311 28,447
Bank Handlowy w Warszawie
SA 3,353 98,237
*Bank Millennium SA, Class A 24,276 95,115
*Bank Ochrony Srodowiska SA 64 177
Bank Polska Kasa Opieki SA 6,925 379,633
Benefit Systems SA, Class A 193 175,737
BNPP Bank Polska SA 1,391 38,556
Boryszew SA 416 675
Budimex SA, Class F 789 118,878
*CCC SA, Class A 4,188 217,419
CD Projekt SA 2,338 157,286
*Celon Pharma SA 76 476
Cyber Folks SA 827 39,866
*Cyfrowy Polsat SA 20,329 82,182
Develia SA 48,361 108,404
Ω*Dino Polska SA 18,270 242,736
Dom Development SA, Class
R 792 49,845
*Fabryki Mebli Forte SA 92 697
Ferro SA, Class A 68 623
*Grupa Azoty SA 1,624 8,120
Grupa Kety SA 1,076 251,854
Grupa Pracuj SA 2,353 40,330
Ω*HUUUGE, Inc. 2,597 13,409
ING Bank Slaski SA, Class A 1,855 165,678
Inter Cars SA 658 100,973
*KGHM Polska Miedz SA,
Class A 6,731 230,375
LPP SA 66 295,003
#*Lubawa SA 4,560 10,899
*mBank SA 473 112,562
Mirbud SA 7,020 28,125
Neuca SA 186 33,026
NEWAG SA, Class A 96 1,864
Orange Polska SA 44,570 104,418
Pepco Group NV 16,298 101,961
PlayWay SA 4 295
*Polimex-Mostostal SA 3,038 3,759

93
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
POLAND — (Continued)
Powszechny Zaklad
Ubezpieczen SA 20,870 $ 352,230
Santander Bank Polska SA 1,126 165,673
*Selvita SA 8 72
Synektik SA 681 39,102
*Tauron Polska Energia SA 57,446 128,276
TEN Square Games SA 711 15,557
Text SA 1,621 25,309
Unimot SA, Class F 371 15,003
Voxel SA 288 13,636
VRG SA 440 483
Wirtualna Polska Holding SA 1,668 33,280
ΩXTB SA, Class A 8,451 169,880
TOTAL POLAND 5,353,961
QATAR — (0.7%)
Aamal Co., Class F 231,249 52,334
Al Meera Consumer Goods
Co. QSC 8,225 33,388
Al Rayan Bank 202,744 132,527
Barwa Real Estate Co. 154,436 119,146
Commercial Bank PSQC (The) 220,092 295,955
Doha Bank QPSC 263,349 176,988
*Estithmar Holding QPSC,
Class A 67,133 65,437
Gulf International Services
QSC 78,239 71,169
Gulf Warehousing Co., Class A 18,051 13,723
Mannai Corp. QSC 21,081 35,405
*Mazaya Real Estate
Development QPSC 198,020 33,502
Medicare Group 19,895 31,299
Mesaieed Petrochemical
Holding Co., Class A 127,866 47,586
Ooredoo QPSC, Class A 10,812 39,970
Qatar Aluminum Manufacturing
Co. 168,405 68,592
Qatar Fuel QSC 31,349 130,872
Qatar Industrial Manufacturing
Co. QSC 17,869 12,608
Qatar Insurance Co. SAQ 117,384 67,638
Qatar International Islamic
Bank QSC 62,257 190,311
Qatar Islamic Bank QPSC 26,207 176,561
Qatar Islamic Insurance Group 14,789 35,297
Qatar National Bank QPSC,
Class A 192,388 990,737
United Development Co. QSC 151,083 42,864
Vodafone Qatar QSC 167,453 109,688
Zad Holding Co. 12,742 51,199
TOTAL QATAR 3,024,796
SAUDI ARABIA — (2.8%)
Ades Holding Co. 8,532 28,659
*Advanced Petrochemical Co. 5,206 43,024
Al Babtain Power &
Telecommunication Co. 2,868 43,122
Al Hammadi Holding 7,058 68,189
Al Hassan Ghazi Ibrahim
Shaker Co. 978 7,013
Shares Value
SAUDI ARABIA — (Continued)
*Al Khaleej Training and
Education Co. 3,342 $ 21,855
Al Masane Al Kobra Mining
Co. 4,700 83,322
Al Rajhi Bank 62,733 1,584,589
*Al Rajhi Co. for Co-operative
Insurance 711 22,518
Alamar Foods 422 5,805
Alaseel Co. 240 244
Al-Dawaa Medical Services
Co. 3,055 59,820
Aldrees Petroleum and
Transport Services Co. 5,964 189,838
Alinma Bank 30,212 207,959
AlJazira Takaful Ta'awuni Co. 4,364 14,833
AlKhorayef Water & Power
Technologies Co. 2,667 92,002
*Allianz Saudi Fransi
Cooperative Insurance Co. 5,005 18,960
Almawarid Manpower Co. 284 9,638
Almunajem Foods Co. 2,578 45,703
Alujain Corp. 5,106 49,956
Arab National Bank 34,713 201,184
*Arabian Contracting Services
Co. 3,189 82,039
Arabian Drilling Co. 1,057 21,162
Arabian Internet &
Communications Services Co. 3,453 219,731
*Arabian Shield Cooperative
Insurance Co. 2,430 9,588
Arriyadh Development Co. 7,508 64,129
*ARTEX Industrial Investment
Co. 60 206
Astra Industrial Group Co. 2,109 78,769
Bank AlBilad 30,598 212,410
*Bank Al-Jazira 58,420 195,766
Banque Saudi Fransi 67,794 310,134
Basic Chemical Industries, Ltd. 40 280
Bawan Co., Class H 1,828 25,536
BinDawood Holding Co. 34,347 54,206
Bupa Arabia for Cooperative
Insurance Co. 7,698 346,001
Catrion Catering Holding Co. 3,828 115,827
Co. for Cooperative Insurance
(The) 6,298 225,486
Dallah Healthcare Co. 2,852 103,402
*Dar Al Arkan Real Estate
Development Co., Class A 56,603 288,213
Dr. Sulaiman Al Habib Medical
Services Group Co., Class H 5,165 361,031
East Pipes Integrated Co. for
Industry 2,623 75,520
Electrical Industries Co. 54,725 130,864
Elm Co. 779 188,982
*Emaar Economic City 18,264 61,203
*Fawaz Abdulaziz Al Hokair
& Co. 5,095 39,172
First Milling Co. 2,861 43,360
Gulf Insurance Group 1,475 9,724

94
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
SAUDI ARABIA — (Continued)
*Herfy Food Services Co. 52 $ 349
Jamjoom Pharmaceuticals
Factory Co. 1,818 78,660
Jarir Marketing Co. 83,925 287,499
*L'Azurde Co. for Jewelry,
Class A 60 204
Leejam Sports Co. JSC 2,762 104,631
*Lumi Rental Co. 2,667 43,050
Maharah Human Resources
Co. 17,300 21,492
*Mediterranean and Gulf
Cooperative Insurance and
Reinsurance Co. (The) 5,423 24,505
Middle East Healthcare Co. 6,486 97,521
Mouwasat Medical Services
Co. 11,019 223,253
Nahdi Medical Co. 3,555 117,328
National Co. for Glass
Industries (The) 674 7,295
National Co. for Learning &
Education 692 30,845
National Gas &
Industrialization Co. 1,998 40,455
National Medical Care Co. 1,185 51,303
*Perfect Presentation For
Commercial Services Co.,
Class A 8,651 24,815
*Rabigh Refining &
Petrochemical Co. 10,374 19,691
*Red Sea International Co. 969 10,261
Retal Urban Development Co. 23,624 93,461
Riyad Bank 78,677 591,478
Riyadh Cables Group Co.,
Class A 3,474 121,508
SAL Saudi Logistics Services 2,417 111,149
Saudi Aramco Base Oil Co. 5,557 154,662
Saudi Automotive Services Co. 4,804 66,020
Saudi Awwal Bank 41,192 355,794
Saudi Basic Industries Corp. 9,460 137,823
*Saudi Ceramic Co. 2,848 23,233
Saudi Chemical Co. Holding 37,070 75,403
Saudi Industrial Investment
Group 19,227 92,160
Saudi Investment Bank (The) 22,361 85,781
*Saudi Marketing Co. 92 411
Saudi National Bank (The) 131,066 1,310,276
Saudi Paper Manufacturing
Co. 1,524 22,427
*Saudi Pharmaceutical
Industries & Medical
Appliances Corp. 4,883 31,398
*Saudi Printing & Packaging
Co. 80 246
*Saudi Public Transport Co. 6,826 24,348
*Saudi Real Estate Co. 11,787 57,881
*Saudi Reinsurance Co. 10,581 128,345
*Saudi Research & Media
Group 1,667 81,815
Saudi Steel Pipe Co. 3,622 49,534
Shares Value
SAUDI ARABIA — (Continued)
Saudi Tadawul Group Holding
Co. 593 $ 25,879
Saudi Telecom Co. 40,940 458,830
Saudia Dairy & Foodstuff Co.,
Class A 1,146 80,349
*Savola Group (The) 11,357 75,116
*Seera Group Holding 15,489 106,863
*Sinad Holding Co. 10,025 28,837
Sustained Infrastructure
Holding Co. 2,719 24,109
*Takween Advanced Industries
Co. 108 226
Theeb Rent A Car Co. 3,696 60,794
United Electronics Co. 6,019 144,013
United International
Transportation Co. 5,677 105,940
*Walaa Cooperative Insurance
Co. 12,378 46,132
TOTAL SAUDI ARABIA 12,016,372
SINGAPORE — (0.5%)
Concord New Energy Group,
Ltd. 800,000 42,293
Ω*Mobvista, Inc. 138,000 158,041
Trip.com Group, Ltd. 20,250 1,269,172
Trip.com Group, Ltd.,
Sponsored ADR 5,650 350,017
Want Want China Holdings,
Ltd., Class A 366,000 264,359
TOTAL SINGAPORE 2,083,882
SOUTH AFRICA — (2.6%)
Absa Group, Ltd., Class F 17,230 171,943
Adcock Ingram Holdings, Ltd.,
Class A 224 855
Advtech, Ltd., Class A 27,711 49,989
AECI, Ltd. 19,280 116,698
Altron, Ltd., Class A 31,431 36,589
Anglogold Ashanti PLC 142 6,480
Anglogold Ashanti PLC, Class
H 13,865 641,256
Aspen Pharmacare Holdings,
Ltd. 15,150 98,277
Barloworld, Ltd. 13,538 87,191
Bid Corp., Ltd. 16,483 417,487
Bidvest Group, Ltd., Class A 34,160 449,478
*Blue Label Telecoms, Ltd. 63,028 56,989
Capitec Bank Holdings, Ltd.,
Class F 1,820 355,502
Cashbuild, Ltd., Class A 2,575 22,072
Clicks Group, Ltd., Class H 22,796 481,461
Coronation Fund Managers,
Ltd. 25,550 58,186
Curro Holdings, Ltd. 17,002 8,265
DataTec, Ltd. 44,223 146,297
ΩDis-Chem Pharmacies, Ltd. 49,771 85,518
Discovery, Ltd. 19,486 232,701
DRDGOLD, Ltd. 3,426 4,576
DRDGOLD, Ltd., ADR 2,577 34,377
Famous Brands, Ltd., Class A 469 1,524

95
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
SOUTH AFRICA — (Continued)
Foschini Group, Ltd., Class A 22,540 $ 153,333
Gold Fields, Ltd., Sponsored
ADR 36,397 886,631
Grindrod, Ltd., Class B 45,618 29,264
Harmony Gold Mining Co., Ltd. 11,824 158,111
Hudaco Industries, Ltd. 3,864 41,669
*Impala Platinum Holdings,
Ltd. 26,335 250,366
Investec, Ltd. 12,162 90,368
Invicta Holdings, Ltd. 296 553
Kumba Iron Ore, Ltd. 1,963 32,700
Lewis Group, Ltd., Class A 92 399
Life Healthcare Group
Holdings, Ltd. 139,985 103,658
Momentum Group, Ltd., Class
A 104,675 199,596
Motus Holdings, Ltd. 16,782 86,154
Mpact, Ltd. 540 747
Mr Price Group, Ltd. 29,170 340,861
MTN Group, Ltd., Class A 63,622 539,551
*MultiChoice Group 28,923 192,500
*Nampak, Ltd. 515 14,313
Nedbank Group, Ltd. 13,540 186,127
NEPI Rockcastle NV 63,345 487,738
Netcare, Ltd. 123,454 93,875
Ninety One, Ltd., Class A 35,790 86,632
Northam Platinum Holdings,
Ltd., Class A 14,972 173,694
Old Mutual, Ltd., Class A 334,574 236,279
Omnia Holdings, Ltd. 23,561 103,000
OUTsurance Group, Ltd.,
Class A 53,129 226,972
ΩPepkor Holdings, Ltd. 200,695 303,998
*Pick n Pay Stores, Ltd. 41,476 65,027
Raubex Group, Ltd. 8,919 22,250
Reunert, Ltd. 19,049 58,846
Sanlam, Ltd. 61,230 296,762
Santam, Ltd. 3,955 96,525
Sappi, Ltd. 23,976 36,582
*Sibanye Stillwater, Ltd., Class
A 90,564 192,172
*Sibanye Stillwater, Ltd., Class
A, ADR 9,200 76,912
*SPAR Group, Ltd. (The) 33,853 200,319
Spur Corp., Ltd. 5,549 10,986
Stadio Holdings, Ltd. 1,044 505
Standard Bank Group, Ltd. 48,966 634,764
Super Group, Ltd. 30,267 27,116
Tiger Brands, Ltd. 4,570 76,704
Truworths International, Ltd. 24,993 97,761
Valterra Platinum, Ltd. 1,851 84,094
Vodacom Group, Ltd. 13,238 101,819
We Buy Cars Holdings, Ltd. 24,424 77,773
Wilson Bayly Holmes-Ovcon,
Ltd. 7,013 67,437
Woolworths Holdings, Ltd. 63,402 175,313
Zeda, Ltd. 8,402 5,924
TOTAL SOUTH AFRICA 10,988,391
Shares Value
TAIWAN — (19.9%)
91APP, Inc. 1,000 $ 2,754
#Ability Enterprise Co., Ltd. 19,000 38,194
Ability Opto-Electronics
Technology Co., Ltd. 2,000 7,840
AcBel Polytech, Inc. 73,886 68,446
#Accton Technology Corp. 28,000 836,787
Acer, Inc. 387,000 416,854
*ACES Electronic Co., Ltd. 18,000 34,676
*Acon Holding, Inc. 6,000 1,626
Acter Group Corp., Ltd. 17,000 279,085
Action Electronics Co., Ltd. 21,000 8,971
ADATA Technology Co., Ltd. 38,867 118,890
Addcn Technology Co., Ltd.,
Class A 4,295 25,326
Advanced Energy Solution
Holding Co., Ltd. 4,000 166,848
Advanced International
Multitech Co., Ltd., Class A 13,000 28,006
Advanced Power Electronics
Corp. 24,000 65,131
Advancetek Enterprise Co.,
Ltd. 55,000 128,989
Advantech Co., Ltd. 22,399 251,775
AIC, Inc., Class A 3,280 35,110
Airoha Technology Corp.,
Class F 3,000 55,985
Airtac International Group,
Class A 11,000 315,470
Alchip Technologies, Ltd. 8,000 1,041,293
*ALI Corp. 7,800 6,860
All Ring Tech Co., Ltd., Class
A 10,564 133,433
Allied Supreme Corp. 6,000 52,366
#Allis Electric Co., Ltd., Class
A 25,905 88,961
Alltek Technology Corp. 42,000 50,517
Alltop Technology Co., Ltd. 6,000 47,039
Alpha Networks, Inc. 22,000 19,606
Altek Corp. 48,951 66,421
Amazing Microelectronic Corp. 5,000 10,721
Ampak Technology, Inc. 3,000 8,081
Ampire Co., Ltd. 3,000 2,724
AMPOC Far-East Co., Ltd. 8,000 25,409
AmTRAN Technology Co., Ltd. 37,000 16,487
Anji Technology Co., Ltd.,
Class A 1,000 1,082
Anpec Electronics Corp. 9,000 51,261
Apac Opto Electronics, Inc. 7,000 19,771
Apacer Technology, Inc. 10,000 19,399
APAQ Technology Co., Ltd. 3,000 10,554
Apex Biotechnology Corp. 4,000 3,853
ARBOR Technology Corp. 4,000 5,528
Arcadyan Technology Corp. 8,000 59,636
Argosy Research, Inc. 7,000 39,166
Arizon RFID Technology
Cayman Co., Ltd. 2,000 10,286
ASE Technology Holding Co.,
Ltd. 108,000 551,805

96
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
#ASE Technology Holding Co.,
Ltd., ADR 4,870 $ 46,265
Asia Electronic Material Co.,
Ltd. 8,000 5,186
Asia Optical Co., Inc. 22,000 96,189
Asia Polymer Corp. 43,000 17,936
Asia Tech Image, Inc. 8,000 20,772
Asia Vital Components Co.,
Ltd., Class R 30,337 938,137
ASIX Electronics Corp. 3,000 8,252
ASMedia Technology, Inc. 4,000 255,968
ASPEED Technology, Inc. 4,000 611,106
ASROCK, Inc. 5,000 44,644
Asustek Computer, Inc., Class
A 34,000 754,100
ATE Energy International Co.,
Ltd. 6,000 5,639
Aten International Co., Ltd. 6,000 11,760
AURAS Technology Co., Ltd. 7,000 158,070
Avalue Technology, Inc. 6,000 19,439
Axiomtek Co., Ltd. 6,000 17,087
Azurewave Technologies, Inc. 4,000 7,893
Bafang Yunji International Co.,
Ltd., Class H 2,000 12,363
Bank of Kaohsiung Co., Ltd. 26,780 10,498
BenQ Materials Corp. 23,000 17,377
BES Engineering Corp. 274,000 101,898
Bin Chuan Enterprise Co., Ltd. 10,000 16,182
*Biostar Microtech
International Corp. 12,000 7,156
Bioteque Corp. 3,000 11,056
Bizlink Holding, Inc., Class A 10,137 309,400
Bora Pharmaceuticals Co., Ltd. 4,000 110,160
Brightek Optoelectronic Co.,
Ltd., Class A 8,000 12,731
Brighton-Best International
Taiwan, Inc. 53,000 61,972
Brillian Network & Automation
Integrated System Co., Ltd. 5,000 43,471
Brogent Technologies, Inc.,
Class A 4,000 12,088
C Sun Manufacturing, Ltd. 6,000 29,148
*Caliway Biopharmaceuticals
Co., Ltd. 10,000 41,377
Castles Technology Co., Ltd. 27,562 65,379
Caswell, Inc. 4,000 11,271
Cathay Financial Holding Co.,
Ltd. 285,979 583,504
Cathay Real Estate
Development Co., Ltd. 80,000 49,987
*CCP Contact Probes Co.,
Ltd., Class A 9,309 9,575
Celxpert Energy Corp. 26,000 30,314
Cenra, Inc., Class A 9,500 10,694
Central Reinsurance Co., Ltd.,
Class R 58,284 45,206
Century Iron & Steel Industrial
Co., Ltd. 39,000 245,649
Chaintech Technology Corp. 1,000 1,163
Shares Value
TAIWAN — (Continued)
Chang Hwa Commercial Bank,
Ltd. 289,658 $ 179,535
Chang Wah Technology Co.,
Ltd., Class A 31,000 31,833
Channel Well Technology Co.,
Ltd. 27,000 80,962
Chant Sincere Co., Ltd., Class
A 4,000 5,669
CHC Healthcare Group 16,000 24,739
Chen Full International Co.,
Ltd. 7,000 9,510
Chenbro Micom Co., Ltd.,
Class A 6,000 103,124
Cheng Fwa Industrial Co., Ltd. 28,000 21,998
*Cheng Mei Materials
Technology Corp. 35,699 16,625
Cheng Uei Precision Industry
Co., Ltd., Class A 37,000 70,783
Chenming Electronic
Technology Corp. 7,000 27,909
Chicony Electronics Co., Ltd.,
Class A 57,000 250,172
Chicony Power Technology
Co., Ltd. 17,000 64,360
China Bills Finance Corp.,
Class H 80,000 40,606
*China Man-Made Fiber Corp. 143,000 30,471
China Metal Products, Class H 40,000 33,370
#China Motor Corp., Class A 58,000 107,654
China Steel Chemical Corp. 17,000 49,495
China Wire & Cable Co., Ltd.,
Class A 3,000 3,829
Ching Feng Home Fashions
Co., Ltd. 1,000 682
Chipbond Technology Corp. 12,000 22,514
Chlitina Holding, Ltd. 7,000 23,922
Chong Hong Construction Co.,
Ltd. 16,000 43,903
Chroma ATE, Inc. 32,000 461,546
Chun Yuan Steel Industry Co.,
Ltd. 71,000 47,218
*Chung Hung Steel Corp. 87,000 44,888
Chung Hwa Chemical
Industrial Works, Ltd. 2,000 2,211
*Chung-Hsin Electric &
Machinery Manufacturing
Corp. 78,000 431,192
Chunghwa Precision Test
Tech Co., Ltd. 2,000 57,157
Chunghwa Telecom Co., Ltd.,
Sponsored ADR 5,574 241,912
Cleanaway Co., Ltd. 5,000 32,331
*CoAsia Electronics Corp. 25,000 35,011
Compal Electronics, Inc. 420,000 415,110
Compucase Enterprise 8,000 30,957
Concord Securities Co., Ltd. 27,000 10,629
Continental Holdings Corp. 28,000 20,685
Contrel Technology Co., Ltd.,
Class A 18,000 22,705

97
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Coremax Corp. 13,000 $ 23,955
Coretronic Corp. 33,000 90,219
Co-Tech Development Corp. 18,000 71,463
Coxon Precise Industrial Co.,
Ltd., Class R 20,000 9,146
Crowell Development Corp.,
Class H 9,450 8,469
*CSBC Corp., Class H 44,000 23,808
CTBC Financial Holding Co.,
Ltd. 696,000 961,890
CTCI Corp., Class A 66,000 64,458
CviLux Corp. 10,000 14,239
Cyberlink Corp. 5,000 15,763
CyberPower Systems, Inc. 4,200 32,787
*CyberTAN Technology, Inc. 46,000 40,687
DA CIN Construction Co., Ltd. 36,200 72,406
Da-Li Development Co., Ltd.,
Class A 35,915 54,749
Darfon Electronics Corp. 18,000 21,137
Darwin Precisions Corp., Class
A 54,000 19,539
Daxin Materials Corp. 9,000 77,192
De Licacy Industrial Co., Ltd. 1,060 472
Delpha Construction Co., Ltd. 20,000 19,097
Delta Electronics, Inc., Class A 51,000 968,825
Depo Auto Parts Ind Co., Ltd.,
Class A 11,000 63,573
Dimerco Data System Corp. 7,000 28,612
Dimerco Express Corp. 15,500 39,363
D-Link Corp. 176,000 97,295
Drewloong Precision, Inc. 1,025 5,598
Dynapack International
Technology Corp., Class F 16,000 123,829
E Ink Holdings, Inc. 20,000 138,035
E.Sun Financial Holding Co.,
Ltd. 620,457 666,242
Eastech Holding, Ltd. 4,000 12,195
Eastern Media International
Corp. 20,710 10,720
Eclat Textile Co., Ltd. 10,000 135,020
*Edimax Technology Co., Ltd. 18,000 10,644
Edison Opto Corp. 10,000 5,863
*Edom Technology Co., Ltd. 13,000 11,106
Elan Microelectronics Corp. 37,000 154,335
E-Lead Electronic Co., Ltd. 4,000 5,099
E-LIFE MALL Corp., Class A 5,000 11,944
Elite Advanced Laser Corp. 12,000 78,198
Elite Material Co., Ltd. 22,000 814,474
Elite Semiconductor
Microelectronics Technology,
Inc. 47,000 79,049
Elitegroup Computer Systems
Co., Ltd. 17,000 9,939
eMemory Technology, Inc. 5,000 340,900
Emerging Display
Technologies Corp. 11,000 8,218
Ennoconn Corp. 19,000 194,790
Eternal Materials Co., Ltd. 92,000 85,689
#*Etron Technology, Inc. 145,933 130,300
Shares Value
TAIWAN — (Continued)
Ever Supreme Bio Technology
Co., Ltd., Class A 3,409 $ 17,418
Evergreen Aviation
Technologies Corp. 17,000 66,639
Evergreen International
Storage & Transport Corp. 44,000 50,637
EVERGREEN Steel Corp. 22,000 59,630
Everlight Chemical Industrial
Corp. 57,000 31,224
Everlight Electronics Co., Ltd. 40,000 92,872
Evertop Wire Cable Corp. 2,000 2,251
Excellence Opto, Inc. 21,000 14,881
Excelsior Medical Co., Ltd. 16,000 44,975
Far Eastern Department
Stores, Ltd. 40,000 28,411
Far Eastern International Bank 387,671 174,694
Far Eastern New Century
Corp. 99,000 95,194
Far EasTone
Telecommunications Co., Ltd. 78,000 213,505
Faraday Technology Corp. 27,004 137,972
Farglory F T Z Investment
Holding Co., Ltd. 20,644 31,090
Farglory Land Development
Co., Ltd. 37,000 76,857
Feedback Technology Corp. 4,320 14,618
Feng Hsin Steel Co., Ltd.,
Class A 9,000 20,384
#Feng TAY Enterprise Co.,
Ltd., Class A 25,520 101,747
Firich Enterprises Co., Ltd. 35,000 29,726
#First Copper Technology Co.,
Ltd. 28,000 30,910
First Financial Holding Co.,
Ltd. 475,955 472,008
First Hi-Tec Enterprise Co.,
Ltd. 4,000 35,581
First Insurance Co., Ltd. (The) 18,000 14,866
#*Fittech Co., Ltd., Class H 5,253 10,612
*FLEXium Interconnect, Inc. 34,000 74,613
Flytech Technology Co., Ltd. 9,000 34,073
FocalTech Systems Co., Ltd.,
Class A 48,000 101,958
Forcecon Tech Co., Ltd. 8,113 30,987
Formosa International Hotels
Corp. 4,000 25,530
Formosa Petrochemical Corp. 19,000 27,882
Formosa Plastics Corp. 98,000 140,035
Formosan Union Chemical
Corp. 19,000 11,267
Fortune Electric Co., Ltd.,
Class A 20,570 459,676
Fositek Corp. 3,000 91,565
Founding Construction &
Development Co., Ltd. 31,000 17,241
Foxsemicon Integrated
Technology, Inc. 10,000 102,354
Froch Enterprise Co., Ltd. 19,000 9,262

98
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Fu Chun Shin Machinery
Manufacture Co., Ltd. 14,000 $ 7,294
Fu Hua Innovation Co., Ltd. 56,690 63,437
Fubon Financial Holding Co.,
Ltd. 329,205 908,836
Fulgent Sun International
Holding Co., Ltd., Class A 11,433 39,262
Fusheng Precision Co., Ltd.,
Class A 6,000 56,487
G Shank Enterprise Co., Ltd. 16,353 44,050
Gallant Precision Machining
Co., Ltd. 13,000 37,196
#Gamania Digital
Entertainment Co., Ltd. 10,000 21,510
Gemtek Technology Corp. 82,000 66,073
*General Interface Solution
GIS Holding, Ltd. 29,000 44,645
Genesys Logic, Inc. 4,000 17,690
Genius Electronic Optical Co.,
Ltd., Class B 9,000 130,714
GeoVision, Inc., Class A 2,670 4,365
Getac Holdings Corp., Class A 42,000 166,044
GFC, Ltd. 4,000 14,876
Gigabyte Technology Co., Ltd.,
Class A 54,000 497,529
Gigastorage Corp. 36,000 14,835
Global Unichip Corp. 8,000 325,655
Globaltek Fabrication Co., Ltd. 4,000 7,398
#Globalwafers Co., Ltd. 10,000 114,750
Globe Union Industrial Corp. 10,111 3,364
Gloria Material Technology
Corp. 59,000 73,336
GMI Technology, Inc. 24,000 36,104
Goldsun Building Materials
Co., Ltd., Class H 137,000 169,830
Good Finance Securities Co.,
Ltd. 16,000 10,775
Gordon Auto Body Parts,
Class A 4,000 3,726
Gourmet Master Co., Ltd. 4,000 10,775
Grand Fortune Securities Co.,
Ltd. 16,000 5,950
Grand Process Technology
Corp., Class A 1,000 50,255
Grape King Bio, Ltd. 8,000 34,710
Great China Metal Industry 1,000 719
Great Tree Pharmacy Co., Ltd. 8,000 41,008
Greatek Electronics, Inc.,
Class A 13,000 26,830
Green World FinTech Service
Co., Ltd. 8,000 16,189
Group Up Industrial Co., Ltd.,
Class B 1,000 7,170
GTM Holdings Corp., Class A 1,000 1,035
Gudeng Precision Industrial
Co., Ltd. 5,000 50,926
Harvatek Corp. 11,000 6,394
Heran Co., Ltd. 4,000 9,984
Hey Song Corp. 29,000 38,767
Shares Value
TAIWAN — (Continued)
Highwealth Construction Corp. 74,500 $ 102,212
*Hitron Technology, Inc. 12,000 9,046
Hiwin Technologies Corp. 13,000 92,554
Hocheng Corp. 10,000 5,495
Hold-Key Electric Wire & Cable
Co., Ltd. 11,000 18,611
Holy Stone Enterprise Co., Ltd. 15,200 40,791
Hon Hai Precision Industry
Co., Ltd. 367,000 2,188,659
Hong Ho Precision Textile Co.,
Ltd. 10,000 6,801
Hong Pu Real Estate
Development Co., Ltd. 29,000 26,525
Hong TAI Electric Industrial,
Class A 12,000 14,735
Hotai Motor Co., Ltd. 30,060 555,930
Hsin Kuang Steel Co., Ltd. 26,000 35,410
*HTC Corp. 91,000 123,020
HUA ENG Wire & Cable Co.,
Ltd. 23,000 20,420
Hua Jung Components Co.,
Ltd. 19,000 8,180
Hua Nan Financial Holdings
Co., Ltd., Class A 390,910 375,881
#Hua Yu Lien Development
Co., Ltd., Class A 11,712 28,449
Huaku Development Co., Ltd.,
Class A 71,610 228,643
Huang Hsiang Construction
Corp., Class A 9,015 11,825
Hung Ching Development &
Construction Co., Ltd. 21,000 18,926
Hung Sheng Construction, Ltd. 40,000 30,823
Hwacom Systems, Inc. 14,000 10,413
#Hwang Chang General
Contractor Co., Ltd. 16,192 40,144
Ibase Technology, Inc. 17,000 30,642
IBF Financial Holdings Co.,
Ltd. 69,951 34,100
Ichia Technologies, Inc., Class
F 45,000 61,965
*In Win Development, Inc. 3,000 9,116
Innodisk Corp. 3,000 22,816
Inpaq Technology Co., Ltd.,
Class A 14,000 32,130
Insyde Software Corp. 3,600 26,294
Integrated Service Technology,
Inc. 3,000 12,313
International Games System
Co., Ltd. 28,000 737,348
Inventec Corp. 361,000 538,219
Iron Force Industrial Co., Ltd. 4,000 11,257
I-Sheng Electric Wire & Cable
Co., Ltd., Class F 7,000 11,644
ITE Technology, Inc. 12,000 53,070
ITEQ Corp. 17,000 57,811
Jarllytec Co., Ltd. 12,000 44,225
Jean Co., Ltd. 13,389 11,843

99
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Jentech Precision Industrial
Co., Ltd., Class A 6,000 $ 289,471
Jetwell Computer Co., Ltd. 2,000 12,396
Johnson Health Tech Co., Ltd.,
Class A 8,000 40,874
JPC connectivity, Inc. 6,000 27,641
JPP Holding Co., Ltd., Class A 4,000 25,999
JSL Construction &
Development Co., Ltd. 11,130 29,272
Kaori Heat Treatment Co., Ltd. 4,000 42,483
KEE TAI Properties Co., Ltd.,
Class A 31,465 13,283
Kerry TJ Logistics Co., Ltd.,
Class A 22,000 24,803
Keystone Microtech Corp. 1,000 12,195
KGI Financial Holding Co.,
Ltd., Class F 811,000 413,006
#Kindom Development Co.,
Ltd. 59,000 98,836
King Slide Works Co., Ltd. 3,000 267,862
*King's Town Bank Co., Ltd. 66,000 119,407
Kinik Co. 6,000 65,433
Kinko Optical Co., Ltd. 11,000 9,490
Kinpo Electronics 133,000 80,431
Kinsus Interconnect
Technology Corp. 16,000 55,214
KMC Kuei Meng International,
Inc. 7,000 22,092
KNH Enterprise Co., Ltd. 8,000 4,557
Ko Ja Cayman Co., Ltd. 3,000 3,638
Kung Long Batteries Industrial
Co., Ltd. 1,000 4,707
*Kung Sing Engineering Corp. 52,000 19,600
Kuo Toong International Co.,
Ltd. 31,000 52,658
Kuo Yang Construction Co.,
Ltd. 31,000 18,280
Kwong Lung Enterprise Co.,
Ltd. 9,000 14,293
L&K Engineering Co., Ltd. 25,571 278,863
La Kaffa International Co., Ltd. 1,000 2,486
Lanner Electronics, Inc., Class
A 11,120 29,842
Largan Precision Co., Ltd. 2,000 158,472
Lelon Electronics Corp. 19,000 49,016
*Leofoo Development Co., Ltd. 5,000 2,831
Lian HWA Food Corp., Class A 10,510 48,593
Lien Hwa Industrial Holdings
Corp., Class A 68,209 103,750
Lite-On Technology Corp. 100,000 398,693
Long Da Construction &
Development Corp., Class A 39,000 36,521
*Longchen Paper & Packaging
Co., Ltd. 84,000 28,987
Longwell Co. 13,000 46,604
Loop Telecommunication
International, Inc. 5,000 8,225
Lotes Co., Ltd. 8,051 383,028
Lotus Pharmaceutical Co., Ltd. 17,000 124,165
Shares Value
TAIWAN — (Continued)
Lumax International Corp., Ltd. 9,000 $ 29,339
*Lung Yen Life Service Corp.,
Class A 17,000 33,433
Lungteh Shipbuilding Co., Ltd.,
Class A 6,000 20,504
Luxe Green Energy
Technology Co., Ltd., Class A 2,060 1,715
LuxNet Corp., Class A 9,205 60,909
M3 Technology, Inc., Class H 1,000 2,865
#Makalot Industrial Co., Ltd.,
Class A 22,300 197,616
Marketech International Corp.,
Class A 7,000 48,078
Materials Analysis Technology,
Inc. 9,466 60,892
Mechema Chemicals
International Corp. 5,000 13,569
MediaTek, Inc., Class B 41,000 1,881,900
Mega Financial Holding Co.,
Ltd. 282,582 403,317
Mercuries & Associates
Holding, Ltd. 71,000 28,783
Mercuries Data Systems, Ltd. 3,152 3,047
*Mercuries Life Insurance Co.,
Ltd. 354,886 62,303
Merida Industry Co., Ltd. 24,000 93,676
Merry Electronics Co., Ltd. 28,241 107,864
METAAGE Corp., Class H 10,000 17,723
*Microbio Co., Ltd. 28,000 22,561
Micro-Star International Co.,
Ltd., Class A 80,000 385,962
Mildef Crete, Inc., Class A 10,000 37,524
MIN AIK Technology Co., Ltd. 13,000 8,798
Minth Group, Ltd. 54,000 178,510
Mirle Automation Corp. 6,220 12,003
momo.com, Inc. 12,865 121,980
*MOSA Industrial Corp., Class
R 13,331 6,588
Motech Industries, Inc. 32,000 19,352
MPI Corp. 17,000 598,040
MSSCORPS Co., Ltd. 4,320 19,684
My Humble House Hospitality
Management Consulting,
Class A 2,000 2,560
Nak Sealing Technologies
Corp. 9,000 33,621
Nan Kang Rubber Tire Co.,
Ltd. 9,000 11,307
Nan Pao Resins Chemical
Co., Ltd. 6,000 77,192
Nan Ya Plastics Corp. 203,000 278,511
Nang Kuang Pharmaceutical
Co., Ltd., Class A 2,000 2,335
National Petroleum Co., Ltd.,
Class A 5,000 10,671
Netronix, Inc. 5,000 19,432
*New Asia Construction &
Development Corp., Class H 20,000 10,085
Nexcom International Co., Ltd. 10,000 36,686

100
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Nichidenbo Corp. 37,000 $ 94,088
Nien Made Enterprise Co., Ltd. 10,000 143,898
Niko Semiconductor Co., Ltd. 8,000 11,190
North-Star International Co.,
Ltd. 9,252 12,895
Novatek Microelectronics
Corp., Class A 45,000 716,140
Nuvoton Technology Corp.,
Class A 33,000 76,288
O-Bank Co., Ltd. 148,000 44,974
Ocean Plastics Co., Ltd. 13,000 16,072
Orient Semiconductor
Electronics, Ltd., Class A 42,000 55,020
*Oriental Union Chemical
Corp., Class F 24,000 10,051
O-TA Precision Industry Co.,
Ltd. 5,000 8,761
Pacific Hospital Supply Co.,
Ltd., Class A 1,000 2,982
Paiho Shih Holdings Corp. 55,650 37,476
Pan German Universal Motors,
Ltd. 3,000 33,571
Pan Jit International, Inc. 25,000 39,786
Pan-International Industrial
Corp. 50,000 72,368
Parade Technologies, Ltd. 6,000 115,588
Parpro Corp. 2,000 3,685
*PChome Online, Inc., Class A 39,000 42,727
PCL Technologies, Inc. 5,000 15,093
Pegatron Corp. 167,000 447,609
Pegavision Corp., Class A 2,000 20,638
PharmaEngine, Inc. 23,000 57,100
PharmaEssentia Corp. 15,000 249,267
*Phihong Technology Co., Ltd. 42,000 30,957
Phison Electronics Corp. 12,000 213,083
Pixart Imaging, Inc. 13,000 85,367
Planet Technology Corp. 5,000 24,960
Posiflex Technology, Inc. 6,000 50,356
Powertech Technology, Inc. 62,000 261,730
Poya International Co., Ltd. 4,080 63,290
President Chain Store Corp. 44,000 377,385
Primax Electronics, Ltd. 54,000 131,710
Prince Housing &
Development Corp. 109,000 33,269
Promate Electronic Co., Ltd.,
Class L 32,398 65,019
Qisda Corp. 80,000 69,554
QST International Corp. 7,000 12,313
Qualipoly Chemical Corp. 8,000 18,789
Quang Viet Enterprise Co.,
Ltd. 4,000 9,662
Quanta Computer, Inc., Class
A 90,000 848,815
Quanta Storage, Inc. 12,000 35,581
*Quintain Steel Co., Ltd.,
Class A 32,000 10,357
Radiant Opto-Electronics Corp. 3,000 13,871
Radium Life Tech Co., Ltd.,
Class A 71,209 26,959
Shares Value
TAIWAN — (Continued)
Raydium Semiconductor Corp. 3,000 $ 35,078
*RDC Semiconductor Co.,
Ltd., Class A 1,000 5,210
Realtek Semiconductor Corp. 28,000 539,409
Rechi Precision Co., Ltd.,
Class A 51,000 40,838
Rexon Industrial Corp., Ltd. 17,000 17,172
Rich Development Co., Ltd.,
Class A 86,520 25,538
*RiTdisplay Corp. 9,000 11,519
*Ritek Corp. 68,000 23,238
Ruby Tech Corp. 1,030 1,358
Ruentex Development Co.,
Ltd. 110,000 110,378
Ruentex Engineering &
Construction Co., Class A 10,200 63,563
Run Long Construction Co.,
Ltd., Class A 51,400 53,385
Sakura Development Co., Ltd. 31,448 68,591
Sampo Corp. 18,000 15,016
San Fang Chemical Industry
Co., Ltd. 26,000 29,879
Sanyang Motor Co., Ltd. 60,000 124,634
Savior Lifetec Corp. 6,000 3,749
Scientech Corp. 4,000 45,431
ScinoPharm Taiwan, Ltd. 4,000 2,245
SciVision Biotech, Inc. 1,000 3,853
SDI Corp., Class A 16,000 39,776
Senao Networks, Inc. 3,000 16,383
Sercomm Corp. 39,000 131,318
Sesoda Corp. 31,000 32,509
Shanghai Commercial &
Savings Bank, Ltd. (The),
Class A 344,000 495,586
Sharehope Medicine Co., Ltd. 5,460 4,948
ShenMao Technology, Inc.,
Class A 16,000 42,188
Shieh Yih Machinery Industry
Co., Ltd. 7,000 5,582
Shih Her Technologies, Inc. 4,000 20,772
Shihlin Electric & Engineering
Corp., Class A 19,000 113,628
*Shihlin Paper Corp. 8,000 14,125
Shin Ruenn Development Co.,
Ltd. 13,800 27,649
Shin Zu Shing Co., Ltd. 12,383 97,703
Shinfox Energy Co., Ltd. 2,000 5,515
*Shining Building Business
Co., Ltd. 31,000 9,701
Shinkong Insurance Co., Ltd. 24,000 76,388
Shinkong Synthetic Fibers
Corp. 124,000 53,592
Shiny Chemical Industrial Co.,
Ltd. 8,400 35,742
Shuttle, Inc. 32,000 17,368
Sigurd Microelectronics Corp. 42,000 109,477
Silergy Corp. 23,000 250,440
Simplo Technology Co., Ltd. 21,000 288,466

101
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Sinbon Electronics Co., Ltd.,
Class A 20,000 $ 163,498
Sinmag Equipment Corp. 3,000 14,172
Sino-American Silicon
Products, Inc., Class A 17,000 57,526
Sinon Corp. 48,000 66,257
SinoPac Financial Holdings
Co., Ltd., Class H 532,394 441,469
Sinphar Pharmaceutical Co.,
Ltd. 10,000 10,503
Sinyi Realty, Inc., Class F 24,000 20,424
Sitronix Technology Corp. 14,000 93,576
Siward Crystal Technology
Co., Ltd. 20,000 14,541
Solar Applied Materials
Technology Corp. 75,000 125,639
Sonix Technology Co., Ltd.,
Class A 15,000 16,107
Southeast Cement Co., Ltd. 16,000 9,649
Speed Tech Corp. 8,000 11,163
Sporton International, Inc. 14,200 76,358
St. Shine Optical Co., Ltd. 4,000 21,442
Standard Chemical &
Pharmaceutical Co., Ltd. 6,000 11,539
Standard Foods Corp., Class A 38,000 40,677
Stark Technology, Inc. 14,000 76,455
*Starlux Airlines Co., Ltd.,
Class A 46,000 39,608
S-Tech Corp. 1,000 792
*Sun Yad Construction Co.,
Ltd. 42,992 20,093
*Sunko INK Co., Ltd. 17,000 6,892
SunMax Biotechnology Co.,
Ltd. 2,000 28,009
Sunonwealth Electric Machine
Industry Co., Ltd. 32,000 121,685
Sunplus Innovation
Technology, Inc. 2,053 8,151
*Sunplus Technology Co., Ltd.,
Class A 62,000 39,675
Sunrex Technology Corp.,
Class A 18,000 26,354
Sunspring Metal Corp., Class
A 10,000 8,091
Superalloy Industrial Co., Ltd. 9,000 16,373
Supreme Electronics Co., Ltd. 114,564 161,977
Swancor Holding Co., Ltd. 12,000 48,848
Sweeten Real Estate
Development Co., Ltd. 12,000 12,664
Symtek Automation Asia Co.,
Ltd. 1,038 5,338
Synmosa Biopharma Corp. 31,561 39,071
Synnex Technology
International Corp. 170,000 378,189
Syscom Computer Engineering
Co. 3,000 5,729
Sysgration 22,000 30,589
Systex Corp. 11,000 40,355
TA Chen Stainless Pipe 193,800 255,175
Shares Value
TAIWAN — (Continued)
Ta Ya Electric Wire & Cable 165,885 $ 193,965
Tai Tung Communication Co.,
Ltd. 24,000 16,082
Taichung Commercial Bank
Co., Ltd. 204,357 152,339
TaiDoc Technology Corp. 8,000 33,236
Taiflex Scientific Co., Ltd. 31,689 48,148
Taimide Tech, Inc. 4,000 8,416
Tainan Spinning Co., Ltd. 73,000 31,550
#Taishin Financial Holding
Co., Ltd. 1,068,801 585,473
*Taishin Financial Holding Co.,
Ltd. 174,153 52,104
Taiwan Business Bank 445,205 240,147
Taiwan Chinsan Electronic
Industrial Co., Ltd. 14,000 13,767
Taiwan Cooperative Financial
Holding Co., Ltd. 292,803 249,173
Taiwan Fertilizer Co., Ltd. 25,000 43,639
Taiwan Fire & Marine
Insurance Co., Ltd. 21,000 21,283
Taiwan FU Hsing Industrial
Co., Ltd. 23,000 34,329
#*Taiwan Glass Industry Corp. 69,000 55,251
Taiwan High Speed Rail Corp. 101,000 92,210
Taiwan Hon Chuan Enterprise
Co., Ltd. 31,689 155,539
Taiwan Hopax Chemicals
Manufacturing Co., Ltd. 28,922 30,911
Taiwan Line Tek Electronic 2,000 1,622
Taiwan Mask Corp. 11,000 11,480
Taiwan Mobile Co., Ltd. 166,000 586,749
Taiwan Sakura Corp. 11,000 31,731
Taiwan Secom Co., Ltd. 27,000 102,672
Taiwan Semiconductor Co.,
Ltd. 11,000 16,805
Taiwan Semiconductor
Manufacturing Co., Ltd. 567,000 22,036,016
Taiwan Surface Mounting
Technology Corp. 26,000 92,336
*Taiwan TEA Corp. 50,000 24,625
Taiwan Union Technology
Corp. 26,000 237,809
Tatung Co., Ltd. 117,800 141,096
*TBI Motion Technology Co.,
Ltd. 7,000 9,193
TCI Co., Ltd. 6,000 26,233
Team Group, Inc. 25,000 61,647
Teco Electric and Machinery
Co., Ltd. 81,000 138,403
Tehmag Foods Corp. 3,000 31,058
Test Research, Inc. 11,000 53,623
Thinking Electronic Industrial
Co., Ltd. 3,000 13,619
Thye Ming Industrial Co., Ltd. 15,000 34,324
Ton Yi Industrial Corp. 95,000 57,769
Tong Hsing Electronic
Industries, Ltd., Class H 15,700 53,653

102
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
Tong Yang Industry Co., Ltd.,
Class A 19,000 $ 66,840
*Tong-Tai Machine & Tool Co.,
Ltd., Class A 61,000 67,443
Topco Scientific Co., Ltd. 14,231 137,554
Topco Technologies Corp. 10,000 20,873
Topkey Corp. 4,000 24,324
Topoint Technology Co., Ltd.,
Class A 13,000 27,527
Trade-Van Information
Services Co. 5,000 15,864
Transcend Information, Inc. 10,000 31,694
Transcom, Inc. 5,200 21,429
Triocean Industrial Corp. Co.,
Ltd. 4,000 12,088
Trusval Technology Co., Ltd. 4,299 34,280
TSC Auto ID Technology Co.,
Ltd. 2,000 12,296
TSEC Corp. 22,104 11,923
TSRC Corp. 29,000 17,683
TTY Biopharm Co., Ltd. 12,000 30,998
Tung Ho Steel Enterprise
Corp. 67,000 143,888
TURVO International Co., Ltd. 3,000 18,092
TXC Corp. 27,000 75,986
TYC Brother Industrial Co.,
Ltd. 15,000 20,504
*Tycoons Group Enterprise 702 180
*U-BEST Innovative
Technology Co., Ltd. 34,000 22,042
UDE Corp., Class A 24,000 79,122
Ultra Chip, Inc. 6,000 10,755
Unic Technology Corp. 14,000 10,929
Union Bank Of Taiwan 82,661 46,111
Union Insurance Co., Ltd. 5,000 4,339
Uni-President Enterprises
Corp., Class A 566,000 1,501,875
*Unitech Printed Circuit Board
Corp. 48,198 45,295
*United Alloy-Tech Co. 15,000 20,982
United Integrated Services
Co., Ltd. 29,000 767,568
#United Microelectronics
Corp., Sponsored ADR 17,200 117,648
United Orthopedic Corp.,
Class R 7,000 23,429
United Recommend
International Co., Ltd. 1,075 1,412
*United Renewable Energy
Co., Ltd. 149,000 35,443
Univacco Technology, Inc.,
Class F 7,000 10,425
Universal Cement Corp. 36,200 32,443
Universal Microwave
Technology, Inc. 2,000 21,476
Universal Vision Biotechnology
Co., Ltd. 8,000 54,008
UPC Technology Corp. 95,000 33,102
UPI Semiconductor Corp. 3,000 19,650
Shares Value
TAIWAN — (Continued)
Userjoy Technology Co., Ltd. 6,600 $ 18,464
USI Corp. 128,000 46,530
Utechzone Co., Ltd. 4,000 12,061
UVAT Technology Co., Ltd.,
Class A 3,000 6,413
Ventec International Group
Co., Ltd., Class H 10,000 28,009
Via Technologies, Inc. 16,000 32,056
Visco Vision, Inc. 6,000 33,872
VisEra Technologies Co., Ltd. 10,000 75,048
Visual Photonics Epitaxy Co.,
Ltd. 37,000 179,747
Voltronic Power Technology
Corp. 3,000 118,603
*Wafer Works Corp. 15,000 11,634
Waffer Technology Corp. 10,000 17,254
Wah Lee Industrial Corp. 26,000 81,883
Walsin Lihwa Corp. 202,923 152,970
Walsin Technology Corp. 6,000 17,067
Weikeng Industrial Co., Ltd. 87,000 99,104
Weltrend Semiconductor 27,000 42,878
Wholetech System Hitech, Ltd. 9,000 27,530
*Winbond Electronics Corp.,
Class A 174,000 101,144
Winmate, Inc., Class A 3,000 14,976
WinWay Technology Co., Ltd. 1,000 37,524
Wisdom Marine Lines Co., Ltd. 51,000 99,958
Wiselink Co., Ltd. 10,331 57,284
Wistron Corp. 185,000 762,375
WITS Corp., Class A 5,000 15,998
Wiwynn Corp. 5,000 463,188
WNC Corp. 47,074 186,104
Wowprime Corp. 7,000 53,706
WPG Holdings, Ltd. 212,000 472,334
WT Microelectronics Co., Ltd.,
Class A 72,583 335,588
Xxentria Technology Materials
Corp. 9,810 14,724
Yageo Corp., Class A 13,753 244,211
Yankey Engineering Co., Ltd.,
Class H 8,740 121,375
YCC Parts Manufacturing Co.,
Ltd. 1,000 1,662
Yea Shin International
Development Co., Ltd., Class
A 23,053 20,545
Yen Sun Technology Corp. 4,000 5,877
YFY, Inc., Class A 73,000 59,554
*Yieh Hsing Enterprise Co.,
Ltd. 35,000 8,654
*Yieh Phui Enterprise Co.,
Ltd., Class A 115,260 57,924
Youngtek Electronics Corp.,
Class A 11,000 22,665
Yuan High-Tech Development
Co., Ltd., Class A 2,000 10,621
Yuanta Financial Holding Co.,
Ltd. 546,828 571,607
Yuanta Futures Co., Ltd. 14,331 39,516

103
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TAIWAN — (Continued)
#Yulon Motor Co., Ltd., Class
A 78,200 $ 85,936
Yung Chi Paint & Varnish
Manufacturing Co., Ltd. 5,000 12,597
Yungshin Construction &
Development Co., Ltd., Class
A 12,000 32,364
YungShin Global Holding
Corp., Class A 17,000 35,655
Zeng Hsing Industrial Co., Ltd. 4,000 13,133
Zenitron Corp. 28,000 30,957
Zero One Technology Co., Ltd. 24,000 92,872
Zhen Ding Technology
Holding, Ltd., Class A 47,000 197,621
ZillTek Technology Corp. 5,000 34,509
Zippy Technology Corp. 13,000 23,694
Zyxel Group Corp., Class A 54,000 49,662
TOTAL TAIWAN 84,581,157
THAILAND — (0.9%)
Advanced Info Service PCL -
NVDR, Class F 1,200 10,685
Advanced Info Service PCL,
Class F 20,600 183,433
Advanced Information
Technology PCL - NVDR 3,600 578
Advanced Information
Technology PCL, Class F 104,300 16,756
After You PCL - NVDR 400 84
#Airports of Thailand PCL
- NVDR 9,500 11,919
Airports of Thailand PCL,
Class F 46,200 57,962
Amata Corp. PCL - NVDR 40,600 19,878
AP Thailand PCL 121,100 26,866
Asia Plus Group Holdings PCL
- NVDR 7,600 581
Asian Alliance International
PCL - NVDR, Class R 8,000 1,146
Bangchak Sriracha PCL 40,100 6,135
Bangkok Bank PCL - NVDR,
Class F 15,100 68,384
Bangkok Bank PCL, Class F 15,100 68,384
Bangkok Chain Hospital PCL -
NVDR, Class F 66,800 28,617
Bangkok Dusit Medical
Services PCL - NVDR, Class R 228,200 150,132
Bangkok Dusit Medical
Services PCL, Class F 139,300 91,645
Bangkok Expressway & Metro
PCL - NVDR, Class R 142,700 24,235
Bangkok Expressway & Metro
PCL, Class F 139,600 23,708
Bangkok Land PCL - NVDR 44,400 679
Bangkok Land PCL, Class F 656,100 10,038
BCPG PCL 227,900 46,724
BEC World PCL - NVDR 19,400 1,544
BKI Holdings PCL 4,000 35,251
*BTS Group Holdings PCL 550,400 59,284
Shares Value
THAILAND — (Continued)
#*BTS Group Holdings PCL
- NVDR 155,200 $ 16,717
Bumrungrad Hospital PCL
- NVDR 33,500 174,266
Cal-Comp Electronics Thailand
PCL 161,900 32,945
#Cal-Comp Electronics
Thailand PCL - NVDR, Class A 13,541 2,755
CH Karnchang PCL - NVDR 4,600 1,900
CH Karnchang PCL, Class F 106,200 43,871
Com7 PCL - NVDR 44,700 29,818
Com7 PCL, Class F 82,700 55,167
CP ALL PCL - NVDR, Class F 119,000 172,055
CP ALL PCL, Class F 30,300 43,809
CP AXTRA PCL, Class F 63,423 39,979
Delta Electronics Thailand PCL 56,800 253,758
Delta Electronics Thailand
PCL - NVDR 9,300 41,548
Dhipaya Group Holdings PCL,
Class F 77,100 44,826
Diamond Building Products
PCL - NVDR, Class A 1,800 292
#Dohome PCL - NVDR 65,869 8,103
Eastern Polymer Group PCL
- NVDR 2,400 216
#*Energy Absolute PCL 310,800 27,580
*Energy Absolute PCL - NVDR 119,400 10,596
Exotic Food PCL - NVDR,
Class A 6,900 3,801
Frasers Property Thailand PCL
- NVDR, Class R 2,000 373
Gunkul Engineering PCL 380,100 20,122
#Hana Microelectronics PCL,
Class F 82,500 58,316
#Home Product Center PCL 151,900 33,234
#Home Product Center PCL -
NVDR, Class A 154,500 33,803
#Ichitan Group PCL - NVDR 91,000 31,187
Index Livingmall PCL - NVDR 400 172
Indorama Ventures PCL,
Class F 42,100 29,759
#IRPC PCL 451,400 14,227
#*JASMINE INTERNATIONAL
PCL - NVDR 543,592 25,450
*Jasmine Technology Solution
PCL - NVDR, Class A 1,300 1,303
*Jasmine Technology Solution
PCL, Class A 17,900 17,938
Karmarts PCL - NVDR 64,166 16,689
Kasikornbank PCL 6,400 31,726
Kasikornbank PCL - NVDR 800 3,966
KCE Electronics PCL - NVDR 42,400 32,176
KCE Electronics PCL, Class F 21,500 16,316
#Kiatnakin Phatra Bank PCL
- NVDR 8,600 14,539
Kiatnakin Phatra Bank PCL,
Class F 33,000 55,791
Krung Thai Bank PCL - NVDR 48,400 32,583
Krung Thai Bank PCL, Class F 34,900 23,495

104
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
THAILAND — (Continued)
Lalin Property PCL - NVDR 1,600 $ 239
Land & Houses PCL - NVDR 196,200 22,934
#Land & Houses PCL, Class F 532,300 62,221
LPN Development PCL
- NVDR 5,400 288
Malee Group PCL - NVDR,
Class A 21,000 3,984
MBK PCL 67,800 35,062
MC Group PCL - NVDR, Class
A 8,900 2,723
MC Group PCL, Class F 60,000 18,360
Mega Lifesciences PCL 45,100 42,436
Mega Lifesciences PCL
- NVDR 5,900 5,551
#Minor International PCL
- NVDR 52,900 40,468
Minor International PCL, Class
F 66,400 50,796
MK Restaurants Group PCL
- NVDR 2,600 1,846
Netbay PCL - NVDR 8,700 6,203
Noble Development PCL
- NVDR 2,100 119
Nonthavej Hospital PCL -
NVDR, Class H 100 78
Northeast Rubber PCL -
NVDR, Class A 2,700 365
Northeast Rubber PCL, Class
F 151,900 20,545
Polyplex Thailand PCL, Class
A 33,700 10,931
Praram 9 Hospital PCL -
NVDR, Class R 16,200 11,947
Precious Shipping PCL, Class
F 90,400 18,257
Prima Marine PCL - NVDR,
Class R 28,900 5,748
Pruksa Holding PCL 159,500 21,768
#Pruksa Holding PCL - NVDR,
Class F 4,600 628
*PSG Corp. PCL - NVDR 42,425 1,584
*PSG Corp. PCL, Class F 575,225 21,474
#PTT Global Chemical PCL -
NVDR, Class R 39,600 28,718
PTT Global Chemical PCL,
Class F 122,200 88,621
#PTT Oil & Retail Business
PCL - NVDR, Class R 5,400 2,297
#PTT Oil & Retail Business
PCL, Class F 152,900 65,034
#Quality Houses PCL - NVDR 29,800 1,304
Rajthanee Hospital PCL
- NVDR 400 173
Ramkhamhaeng Hospital PCL,
Class F 2,400 1,307
S Hotels & Resorts PCL
- NVDR 4,700 219
*Samart Corp. PCL - NVDR 36,900 7,057
Sansiri PCL - NVDR, Class A 1,995,300 90,362
Sappe PCL - NVDR 9,100 10,790
Shares Value
THAILAND — (Continued)
SC Asset Corp. PCL 134,100 $ 7,345
SC Asset Corp. PCL - NVDR 46,300 2,536
SCG Packaging PCL - NVDR 2,300 1,316
SCG Packaging PCL, Class F 45,100 25,807
Siam Global House PCL 146,011 30,158
Siam Wellness Group PCL
- NVDR 450 52
Siamgas & Petrochemicals
PCL - NVDR, Class A 2,900 595
SISB PCL - NVDR, Class R 6,300 2,988
SPCG PCL 41,800 10,488
SPCG PCL - NVDR 2,100 527
Sri Trang Agro-Industry PCL -
NVDR, Class F 77,700 33,524
Star Petroleum Refining PCL 234,700 40,936
Star Petroleum Refining PCL
- NVDR 21,200 3,698
Supalai PCL 30,800 14,703
#Supalai PCL - NVDR, Class A 74,800 35,706
*Super Energy Corp. PCL -
NVDR, Class R 102,300 438
Susco PCL - NVDR 48,400 3,821
SVI PCL 48,500 9,201
Taokaenoi Food & Marketing
PCL - NVDR 28,900 5,306
Thai Life Insurance PCL 181,600 56,125
Thai Nakarin Hospital PCL
- NVDR 200 197
#Thai Oil PCL 54,500 57,535
Thai Oil PCL - NVDR 39,600 41,805
#Thai Union Group PCL -
NVDR, Class F 83,400 28,327
Thai Union Group PCL, Class
F 119,400 40,555
Thai Vegetable Oil PCL, Class
F 65,000 45,150
Thaitheparos PCL - NVDR 300 349
Tipco Asphalt PCL, Class F 18,200 8,298
Tisco Financial Group PCL
- NVDR 20,500 62,259
Tisco Financial Group PCL,
Class F 8,000 24,296
TKS Technologies PCL
- NVDR 1,100 193
TMBThanachart Bank PCL 378,500 22,353
#TMBThanachart Bank PCL -
NVDR, Class R 331,700 19,589
TOA Paint Thailand PCL 75,500 32,344
TTW PCL 130,500 35,740
TTW PCL - NVDR 4,400 1,205
Union Auction PCL - NVDR 600 121
United Paper PCL - NVDR,
Class R 1,200 279
WHA Corp. PCL - NVDR 312,400 34,222
WHA Corp. PCL, Class F 167,300 18,327
WHA Utilities and Power PCL
- NVDR 3,500 366
TOTAL THAILAND 3,903,032

105
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TURKEY — (0.7%)
Agesa Hayat ve Emeklilik A/S 5,561 $ 23,823
Akbank TAS 94,970 157,921
*Aksigorta A/S 4,613 825
Albaraka Turk Katilim Bankasi
A/S 137,213 30,726
Anadolu Anonim Turk Sigorta
Sirketi 26,223 64,212
Anadolu Efes Biracilik Ve Malt
Sanayii A/S 77,840 29,070
Anadolu Hayat Emeklilik A/S,
Class A 10,345 22,592
Anadolu Isuzu Otomotiv
Sanayi Ve Ticaret A/S, Class C 1,677 2,644
*ARD Grup Bilisim Teknolojileri
A/S 31,011 23,942
Aselsan Elektronik Sanayi Ve
Ticaret A/S 51,502 237,255
Astor Transformator Enerji
Turizm Insaat Ve Petrol Sanayi
Ticaret A/S 6,316 16,275
*Aydem Yenilenebilir Enerji
A/S 10,039 4,514
Aygaz A/S 9,543 38,390
*Bagfas Bandirma Gubre
Fabrikalari A/S 1,920 1,770
BIM Birlesik Magazalar A/S 12,758 166,731
#*Borusan Birlesik Boru
Fabrikalari Sanayi ve Ticaret
A/S 1,611 14,307
Borusan Yatirim ve Pazarlama
A/S 171 8,813
*Bosch Fren Sistemleri Sanayi
ve Ticaret A/S 1 5
Brisa Bridgestone Sabanci
Sanayi ve Ticaret A/S 300 573
Celebi Hava Servisi A/S 122 5,052
Coca-Cola Icecek A/S, Class A 31,664 39,626
*Deva Holding A/S 1,317 2,105
Dogus Otomotiv Servis ve
Ticaret A/S 16,906 76,756
EGE Endustri VE Ticaret A/S 34 6,600
EGE Gubre Sanayii A/S 1,305 3,247
ΩEnerjisa Enerji A/S 26,289 41,934
Enerjisa Enerji A/S 159,845 33,707
Escar Turizm Tasimacilik
Ticaret A/S 1,667 1,909
Europap Tezol Kagit Sanayi
VE Ticaret A/S 864 341
*Europower Enerji VE
Otomasyon Teknolojileri
Sanayi Ticaret A/S 28,945 22,190
Ford Otomotiv Sanayi A/S 23,430 54,920
Galata Wind Enerji A/S – –
GEN Ilac VE Saglik Urunleri
Sanayi VE Ticaret A/S 3,205 14,678
*Girsim Elektrik Sanayi Taahut
Ve Ticaret A/S 32,693 40,269
Grainturk Tarim A/S 188 2,140
*GSD Holding A/S 1 –
*Gubre Fabrikalari TAS 1,228 7,524
Shares Value
TURKEY — (Continued)
*Ihlas Holding A/S 102,376 $ 6,835
*Indeks Bilgisayar Sistemleri
Muhendislik Sanayi ve Ticaret
A/S, Class F 77,675 14,371
Is Yatirim Menkul Degerler A/S 52,049 53,622
*Isiklar Enerji ve Yapi Holding
A/S 12,468 3,941
Jantsa Jant Sanayi Ve Ticaret
A/S 3,895 2,094
*Karsan Otomotiv Sanayii Ve
Ticaret A/S 7,259 1,801
*Katmerciler Arac Ustu
Ekipman Sanayi ve Ticaret A/S 79,606 4,981
Kocaer Celik Sanayi Ve
Ticaret A/S 47,519 17,278
Kontrolmatik Enerji Ve
Muhendislik A/S 1 1
LDR Turizm A/S, Class A 652 3,665
Logo Yazilim Sanayi Ve
Ticaret A/S 10,073 39,703
Lokman Hekim Engurusag
Saglik Turizm Egitim Hizmetleri
ve Insaat Taahhut A/S, Class
A 20,177 8,649
*Margun Enerji Uretim Sanayi
VE Ticaret A/S 29,670 31,941
ΩMavi Giyim Sanayi Ve
Ticaret A/S, Class B 84,626 88,185
*MIA Teknoloji A/S 32,043 28,449
Migros Ticaret A/S, Class A 3,145 40,598
Ω*MLP Saglik Hizmetleri A/S,
Class A 4,257 40,191
*NET Holding A/S, Class F 1,849 2,344
*Orge Enerji Elektrik Taahhut
A/S 210 392
*Otokar Otomotiv Ve Savunma
Sanayi A.S. 1,800 24,499
*Peker Gayrimenkul Yatirim
Ortakligi A/S, Class A 23,413 3,109
*Penta Teknoloji Urunleri
Dagitim Ticaret A/S 1,616 624
*Petkim Petrokimya Holding
A/S, Class H 89,843 37,847
*Polisan Holding A/S 47,079 4,709
*Ral Yatirim Holding A/S 28,120 86,522
Sarkuysan Elektrolitik Bakir
Sanayi ve Ticaret A/S 1 –
*Sasa Polyester Sanayi A/S,
Class A 473,350 36,382
Sekerbank Turk A/S 72,878 10,503
Selcuk Ecza Deposu Ticaret
ve Sanayi A.S. 16,474 41,517
Sok Marketler Ticaret A/S,
Class A 5,053 4,646
Suwen Tekstil Sanayi
Pazarlama A/S 1,663 434
*TAV Havalimanlari Holding
A/S, Class A 11,539 69,871
*Tekfen Holding A/S 10,632 28,235

106
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
TURKEY — (Continued)
#Tofas Turk Otomobil
Fabrikasi A/S, Class A 7,896 $ 44,894
*Tukas Gida Sanayi ve Ticaret
A/S 214,408 14,261
*Tumosan Motor ve Traktor
Sanayi A/S 2,408 7,119
#*Turk Altin Isletmeleri A/S 26,095 14,695
Turk Traktor ve Ziraat
Makineleri A/S 1,406 20,430
Turkcell Iletisim Hizmetleri A/S 94,280 216,579
#Turkiye Garanti Bankasi A/S 28,951 101,845
Turkiye Is Bankasi A/S 239,593 87,472
Turkiye Petrol Rafinerileri A/S 44,199 183,904
Turkiye Sigorta A/S 115,237 28,076
*Turkiye Vakiflar Bankasi TAO 204,976 145,528
Ulker Biskuvi Sanayi A/S,
Class A 8,669 23,406
*Ulusoy Un Sanayi ve Ticaret
A/S 1 –
*Yapi ve Kredi Bankasi A/S,
Class A 149,869 124,273
*Yatas Yatak ve Yorgan
Sanayi ve Ticaret A/S 3,120 2,124
Ziraat Gayrimenkul Yatirim
Ortakligi A/S 2,196 1,308
*Zorlu Enerji Elektrik Uretim
A/S, Class H 36,368 3,010
TOTAL TURKEY 2,954,249
UNITED ARAB EMIRATES — (2.1%)
Abu Dhabi Commercial Bank
PJSC 148,691 659,032
Abu Dhabi Islamic Bank PJSC 150,697 991,217
Abu Dhabi National Insurance
Co. PSC 6,649 13,033
Abu Dhabi National Oil Co. for
Distribution PJSC 321,371 324,600
*Abu Dhabi Ports Co. PJSC 79,256 89,762
Abu Dhabi Ship Building Co.
PJSC 8,074 17,585
ADNOC Drilling Co. PJSC,
Class F 182,266 289,792
Agthia Group PJSC, Class A 29,594 34,403
Ajman Bank PJSC 113,717 45,820
Aldar Properties PJSC 99,012 256,621
Alpha Dhabi Holding PJSC,
Class A 24,603 83,325
Americana Restaurants
International PLC - Foreign Co. 127,939 74,887
*Bank of Sharjah, Class A 120,011 55,217
Burjeel Holdings PLC 107,416 42,404
Deyaar Development PJSC 155,806 44,115
Dubai Financial Market PJSC 178,758 85,167
Dubai Investments PJSC 153,253 123,500
Dubai Islamic Bank PJSC 336,552 914,429
Emaar Development PJSC 82,397 337,610
Emaar Properties PJSC 356,009 1,478,080
Emirates Driving Co. 10,080 8,150
Emirates Integrated
Telecommunications Co. PJSC 110,203 300,027
Shares Value
UNITED ARAB EMIRATES — (Continued)
Emirates NBD Bank PJSC 126,057 $ 918,033
First Abu Dhabi Bank PJSC,
Class A 170,266 834,387
*Ghitha Holding PJSC 1,804 12,367
*Gulf Pharmaceutical
Industries PSC 57,233 22,282
*Manazel PJSC 3,136 296
*Modon Holding PSC 225,376 233,163
NMDC Group PJSC 12,110 82,292
*Presight AI Holding PLC 16,526 17,187
*RAK Properties PJSC 129,107 54,130
Ras Al Khaimah Ceramics
PJSC 38,940 27,352
Salik Co. PJSC 252,675 440,260
Sharjah Islamic Bank 44,396 36,502
*Space42 PLC 66,665 39,566
*Union Properties PJSC 222,519 53,008
TOTAL UNITED ARAB
EMIRATES 9,039,601
UNITED KINGDOM — (0.0%)
*Metlen Energy & Metals PLC 1,898 105,098
TOTAL UNITED KINGDOM 105,098
UNITED STATES — (0.1%)
*BeOne Medicines, Ltd., Class
H 7,100 164,069
Nexteer Automotive Group,
Ltd. 149,000 111,987
TOTAL UNITED STATES 276,056
TOTAL COMMON STOCKS 420,085,318
PREFERRED STOCKS — (0.4%)
BRAZIL — (0.3%)
Alpargatas SA 0.320% 10,200 15,595
Banco do Estado do Rio
Grande do Sul SA, Class B
0.790% 28,897 56,622
Centrais Eletricas Brasileiras
SA, Class B 4.730% 4,600 33,605
Cia Energetica de Minas
Gerais 11.180% 160,540 296,216
Cia Paranaense de Energia -
Copel, Class B 4.290% 116,500 246,794
Energisa S/A 6.630% 47 73
Gerdau SA 3.800% 1,360 4,091
Itau Unibanco Holding SA
3.230% 75,460 473,904
Klabin SA 2.260% 3 2
Marcopolo SA 4.180% 86,780 128,034
Raizen SA 0.700% 180,394 45,755
Randon SA Implementos e
Participacoes 0.660% 29,900 37,972
Track & Field Co. SA 0.190% 200 520
TOTAL BRAZIL 1,339,183
CHILE — (0.0%)
Embotelladora Andina SA,
Class B 6.040% 17,291 65,909
TOTAL CHILE 65,909

107
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Shares Value
COLOMBIA — (0.1%)
Grupo Argos SA 5.660% 7,725 $ 21,700
Grupo Cibest SA 8.520% 656 7,213
Grupo de Inversiones
Suramericana SA, Class O
3.840% 10,680 96,822
TOTAL COLOMBIA 125,735
TOTAL PREFERRED
STOCKS 1,530,827
RIGHTS/WARRANTS — (0.0%)
BRAZIL — (0.0%)
*Randon SA Implementos e
Participacoes 08/19/2025 2,393 34
TOTAL BRAZIL 34
INDIA — (0.0%)
*Inox Wind, Ltd. 08/20/2025 1,098 385
*JTEKT India, Ltd. 08/12/2025 295 71
TOTAL INDIA 456
MALAYSIA — (0.0%)
*Guan Chong BHD 06/19/2028 6,650 304
#*YTL Corp. BHD 23,839 5,534
TOTAL MALAYSIA 5,838
Shares Value
THAILAND — (0.0%)
*Energy Absolute PCL
02/13/2028 19,900 $ 676
*Energy Absolute PCL
02/13/2028 51,800 1,759
*Noble Development PCL
05/18/2027 1,050 –
*Roctec Global PCL
02/05/2027 5,025 5
*VGI PCL 09/03/2025 6,680 108
TOTAL THAILAND 2,548
TOTAL RIGHTS/WARRANTS 8,876
TOTAL INVESTMENT SECURITIES — (99.3%)
(Cost $314,496,617) 421,625,021
SECURITIES LENDING COLLATERAL — (0.7%)
@§The DFA Short Term
Investment Fund 271,506 3,140,513
TOTAL INVESTMENTS — ( 100.0% )
(Cost $317,637,130) $ 424,765,534
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $29,259,452 which represented 6.9% of the net assets of the Fund.
* Non-Income Producing Securities
# Total or Partial Securities on Loan
< Security was valued using significant unobservable inputs as of July 31, 2025
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
ADR American Depositary Receipt
GDR Global Depositary Receipt
NVDR Non-Voting Depository Receipt
PLC Public Limited Company
SA Special Assessment
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows :
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Common Stocks
Australia ............................. $ 209,757 $ — $ — $ 209,757
Brazil ............................... 13,944,081 — — 13,944,081
Chile ................................ 2,245,907 — — 2,245,907
China ............................... 104,917,179 74,423 1,350 104,992,952
Colombia ............................ 504,515 — — 504,515
Czech ............................... 239,767 — — 239,767

108
Dimensional Emerging Markets Sustainability Core 1 ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Egypt ............................... $ 77,039 $ — $ — $ 77,039
France .............................. 115,775 — — 115,775
Greece .............................. 2,662,152 — — 2,662,152
Hong Kong ........................... 12,927,681 46,548 — 12,974,229
Hungary ............................. 871,861 — — 871,861
India ................................ 72,320,425 6,835 — 72,327,260
Indonesia ............................ 1,632,959 — 62 1,633,021
Ireland .............................. 2,758,991 — — 2,758,991
Korea, Republic of ..................... 53,568,769 6,466 16,353 53,591,588
Kuwait .............................. 3,242,154 — 15,012 3,257,166
Malaysia ............................. 3,967,067 — — 3,967,067
Mexico .............................. 7,805,072 — — 7,805,072
Peru ................................ 476,146 — — 476,146
Philippines ........................... 1,104,377 — — 1,104,377
Poland .............................. 5,353,961 — — 5,353,961
Qatar ............................... 3,024,796 — — 3,024,796
Saudi Arabia .......................... 12,016,372 — — 12,016,372
Singapore ............................ 2,083,882 — — 2,083,882
South Africa .......................... 10,988,391 — — 10,988,391
Taiwan .............................. 84,581,157 — — 84,581,157
Thailand ............................. 1,497,816 2,405,216 — 3,903,032
Turkey .............................. 2,954,249 — — 2,954,249
United Arab Emirates ................... 9,039,601 — — 9,039,601
United Kingdom ....................... 105,098 — — 105,098
United States ......................... 276,056 — — 276,056
Preferred Stocks
Brazil ............................... 1,339,183 — — 1,339,183
Chile ................................ 65,909 — — 65,909
Colombia ............................ 125,735 — — 125,735
Rights/Warrants
Brazil ............................... 34 — — 34
India ................................ — 456 — 456
Malaysia ............................. 304 5,534 — 5,838
Thailand ............................. 2,548 — — 2,548
Securities Lending Collateral ............... — 3,140,513 — 3,140,513
Total Investments ........................ $419,046,766 $5,685,991 $32,777> $424,765,534
> A reconciliation of Level 3 investments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the reporting period in relation to net assets.

109
Dimensional Global Sustainability Fixed Income ETF
SCHEDULE OF INVESTMENTS
July 31, 2025
(Unaudited)
Face
Amount ^
Value
(000)
AGENCY OBLIGATIONS — (8.7%)
Federal Home Loan Banks
SOFR + 0.11%, FRN, 4.440%
04/10/26(*) ............... 700 $ 700,353
Federal National Mortgage
Association
6.500%, 08/01/55, 30 YR TBA 4,334 4,470,141
6.000%, 08/01/55, 30 YR TBA 9,995 10,133,149
2.500%, 08/01/55, 30 YR TBA 13,376 10,957,965
2.000%, 08/01/55, 30 YR TBA 14,514 11,351,187
Government National Mortgage
Association
6.000%, 08/01/55, 30 YR TBA 8,924 9,043,564
TOTAL AGENCY
OBLIGATIONS ............ 46,656,359
BONDS — (86.1%)
AUSTRALIA — (5.4%)
ASB Bank, Ltd.
0.250% 09/08/28, MTN EUR 118 125,609
Australia & New Zealand
Banking Group, Ltd.
BBSW3M+0.70%, FRN,
4.399%, 06/18/27(*) ... AUD 1,300 839,715
Ω SOFR+0.68%, FRN,
5.034%, 07/16/27(*) ... 1,750 1,758,939
SOFR+0.68%, FRN,
5.030%, 07/16/27(*) ... 1,100 1,105,618
BBSW3M+0.67%, FRN,
4.384%, 12/15/27(*),
MTN ............... AUD 1,000 644,776
Commonwealth Bank of Australia
Ω SOFR+0.63%, FRN,
4.983%, 09/12/25(*) ... 175 175,105
Ω SOFR+0.75%, FRN,
5.104%, 03/13/26(*) ... 300 300,931
Ω
# SOFR+0.97%, FRN,
5.324%, 03/14/27(*) ... 100 100,758
Ω SOFR+0.81%, FRN,
5.164%, 03/14/30(*) ... 257 258,646
Macquarie Bank, Ltd.
Ω SOFR+0.92%, FRN,
5.277%, 07/02/27(*) ... 50 50,436
National Australia Bank, Ltd.
BBSW3M+0.70%, FRN,
4.500%, 05/10/27(*) ... AUD 720 464,758
Ω SOFR+0.79%, FRN,
5.143%, 01/14/30(*) ... 1,000 1,008,551
New South Wales Treasury
Corp.
1.750% 03/20/34 ..... AUD 2,700 1,374,511
4.750% 02/20/35 ..... AUD 93 59,634
Face
Amount^
Value
(000)
AUSTRALIA — (Continued)
4.750% 09/20/35 ..... AUD 276 $ 176,112
4.250% 02/20/36 ..... AUD 5,893 3,579,638
2.250% 05/07/41 ..... AUD 6,600 2,849,904
Northern Territory Treasury Corp.
5.750% 04/21/37 ..... AUD 100 65,754
South Australian Government
Financing Authority
1.750% 05/24/34 ..... AUD 500 252,762
2.000% 05/23/36 ..... AUD 800 386,330
Tasmanian Public Finance Corp.
4.000% 01/20/34 ..... AUD 625 377,867
Treasury Corp. of Victoria
2.000% 09/17/35 ..... AUD 6,004 2,942,160
4.750% 09/15/36 ..... AUD 2,738 1,713,709
2.000% 11/20/37 ..... AUD 6,850 3,100,882
5.250% 09/15/38, MTN AUD 142 90,738
5.500% 09/15/39 ..... AUD 410 265,443
2.250% 11/20/41 ..... AUD 4,800 1,992,552
Westpac Banking Corp.
SOFR+1.00%, FRN,
5.347%, 08/26/25(*) ... 100 100,061
SOFR+0.72%, FRN,
5.064%, 11/17/25(*) ... 280 280,426
SOFR+0.42%, FRN,
4.782%, 04/16/26(*) ... 1,400 1,401,310
BBSW3M+0.98%, FRN,
4.777%, 02/16/28(*),
MTN ............... AUD 500 324,580
Westpac Securities NZ, Ltd.
1.099% 03/24/26, MTN EUR 711 808,199
TOTAL AUSTRALIA ........ 28,976,414
BELGIUM — (2.9%)
Anheuser-Busch InBev
Worldwide, Inc.
5.450% 01/23/39 ..... 197 199,487
Dexia SA
SONIO+1.00%, FRN,
5.239%, 03/25/26(*),
MTN ............... GBP 2,000 2,657,730
Kingdom of Belgium Government
Bond
Ω 1.450% 06/22/37 ..... EUR 2,756 2,559,700
Ω 1.900% 06/22/38 ..... EUR 7,952 7,610,653
Ministeries Van de Vlaamse
Gemeenschap
2.750% 10/22/29, MTN EUR 2,000 2,300,234
3.250% 06/22/37, MTN EUR 100 111,025
4.000% 09/26/42, MTN EUR 100 115,760
TOTAL BELGIUM ......... 15,554,589

110
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
CANADA — (10.5%)
Alberta T-Bill
2.905% 10/28/25 ..... CAD 1,000 $ 718,535
American National Group, Inc.
Ω 6.144% 06/13/32 ..... 254 260,129
Bank of Montreal
SOFRINDX+0.76%, FRN,
5.111%, 06/04/27(*) ... 50 50,275
Bank of Nova Scotia (The)
SOFRINDX+0.55%, FRN,
4.896%, 03/02/26(*) ... 90 90,089
SOFR+0.61%, FRN,
4.964%, 09/15/26(*) ... 300 300,432
SOFRINDX+0.78%, FRN,
5.134%, 06/04/27(*) ... 100 100,424
SOFRINDX+1.08%, FRN,
5.434%, 08/01/29(*) ... 150 150,706
4.850% 02/01/30 ..... 134 135,916
Brookfield Finance, Inc.
# 4.350% 04/15/30 ..... 195 192,707
Canadian Imperial Bank of
Commerce
SOFR+0.94%, FRN,
5.300%, 06/28/27(*) ... 100 100,756
3.600% 04/07/32 ..... 173 160,801
6.092% 10/03/33 ..... 178 190,918
Canadian Treasury Bill
2.640% 09/10/25 ..... CAD 800 576,905
CPPIB Capital, Inc.
3.950% 09/08/25 ..... CAD 3,000 2,172,095
SOFR+1.25%, FRN,
5.601%, 03/11/26(*) ... 900 905,304
4.750% 06/02/33 ..... CAD 3,000 2,319,909
Export Development Canada
SOFRINDX+0.33%, FRN,
4.687%, 08/01/28(*) ... 5,380 5,381,969
Fairfax Financial Holdings, Ltd.
3.375% 03/03/31 ..... 100 92,413
5.625% 08/16/32 ..... 691 706,524
Hydro-Quebec
6.000% 02/15/40 ..... CAD 5,000 4,225,959
OMERS Finance Trust
3.250% 01/28/35 ..... EUR 442 502,024
Ontario Teachers' Finance Trust
3.300% 10/05/29, MTN EUR 800 939,025
1.850% 05/03/32 ..... EUR 924 983,931
Province of Alberta Canada
3.375% 04/02/35, MTN EUR 438 504,918
3.450% 12/01/43 ..... CAD 4,000 2,491,483
Province of British Columbia
Canada
4.950% 07/16/32, MTN AUD 200 131,344
4.150% 06/18/34 ..... CAD 3,600 2,655,233
Province of Manitoba Canada
3.900% 12/02/32 ..... CAD 1,800 1,322,122
3.800% 06/02/33 ..... CAD 800 579,954
Face
Amount^
Value
(000)
CANADA — (Continued)
4.850% 08/28/34, MTN AUD 198 $ 126,346
4.100% 03/05/41 ..... CAD 3,000 2,059,152
4.400% 03/05/42 ..... CAD 3,600 2,542,120
Province of Ontario Canada
3.700% 09/17/29 ..... 2,000 1,970,450
0.010% 11/25/30, MTN EUR 459 454,960
4.100% 03/04/33 ..... CAD 2,000 1,487,295
5.350% 05/08/34, MTN AUD 100 66,385
4.150% 06/02/34 ..... CAD 5,000 3,688,836
3.500% 06/02/43 ..... CAD 3,000 1,894,933
Province of Quebec Canada
2.750% 09/01/25 ..... CAD 1,000 723,142
3.250% 09/01/32 ..... CAD 3,800 2,689,066
3.250% 05/22/35, MTN EUR 446 508,487
5.000% 12/01/38 ..... CAD 1,500 1,155,691
5.000% 12/01/41 ..... CAD 3,000 2,291,331
Province of Saskatchewan
Canada
0.800% 09/02/25 ..... CAD 2,000 1,444,157
Quebec T-Bill
2.630% 10/10/25 ..... CAD 1,750 1,259,245
Rogers Communications, Inc.
2.900% 11/15/26 ..... 41 39,585
7.500% 08/15/38 ..... 506 580,510
4.500% 03/15/42 ..... 125 107,094
5.450% 10/01/43 ..... 313 293,914
Royal Bank of Canada
SOFRINDX+0.71%, FRN,
5.063%, 01/21/27(*) ... 100 100,291
3.625% 06/14/27, MTN GBP 318 415,651
5.000% 01/24/28, MTN GBP 100 134,168
2.125% 04/26/29, MTN EUR 700 783,502
TELUS Corp.
4.850% 04/05/44 ..... CAD 1,500 1,035,619
Toronto-Dominion Bank (The)
SOFR+0.73%, FRN,
5.085%, 04/05/27(*) ... 150 150,781
TOTAL CANADA .......... 56,945,511
FINLAND — (0.6%)
Kuntarahoitus OYJ
Ω 1,000 1,018,349
Nordea Bank Abp
0.500% 11/02/28, MTN EUR 821 880,057
Ω SOFR+1.02%, FRN,
5.372%, 09/10/29(*) ... 668 675,232
OP Corporate Bank PLC
EUR003M+0.40%, FRN,
2.380%, 03/28/27(*) ... EUR 521 597,179
TOTAL FINLAND .......... 3,170,817
FRANCE — (7.5%)
Action Logement Services
3.125% 09/28/37, MTN EUR 1,000 1,073,225
4.125% 10/03/38, MTN EUR 2,800 3,267,308

111
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
FRANCE — (Continued)
Agence Francaise de
Developpement EPIC
2.875% 01/21/30 ..... EUR 1,100 $ 1,264,764
3.500% 02/25/33 ..... EUR 100 116,678
3.750% 09/20/38, MTN EUR 1,000 1,141,772
Agence France Locale
1.125% 06/20/28, MTN EUR 3,000 3,310,538
3.125% 03/20/34, MTN EUR 400 450,871
Banque Federative du Credit
Mutuel SA
5.000% 01/19/26, MTN GBP 100 132,712
EUR003M+0.64%, FRN,
2.611%, 03/05/27(*) ... EUR 100 115,081
4.750% 11/10/31, MTN EUR 200 246,695
BNP Paribas SA
3.375% 01/23/26, MTN GBP 148 194,819
3.625% 09/01/29, MTN EUR 500 589,678
5.750% 06/13/32, MTN GBP 200 273,607
4.095% 02/13/34, MTN EUR 1,000 1,188,623
Bouygues SA
5.375% 06/30/42 ..... EUR 200 257,895
BPCE SA
Ω
# 2.700% 10/01/29 ..... 50 46,391
0.625% 01/15/30 ..... EUR 300 312,597
2.375% 04/26/32, MTN EUR 800 872,362
Bpifrance SACA
3.375% 05/25/34, MTN EUR 500 572,681
Caisse d'Amortissement de la
Dette Sociale
3.000% 05/25/28, MTN EUR 2,900 3,379,675
Caisse des Depots et
Consignations
3.125% 05/25/35, MTN EUR 400 447,258
Credit Agricole SA
0.375% 04/20/28, MTN EUR 500 541,329
2.500% 08/29/29, MTN EUR 400 454,914
Ω 5.514% 07/05/33 ..... 312 324,812
French Republic Government
Bond OAT
Ω 1.250% 05/25/36 ..... EUR 779 716,654
Ω 1.250% 05/25/38 ..... EUR 6,570 5,711,908
La Poste SA
2.625% 09/14/28, MTN EUR 900 1,030,797
4.000% 06/12/35, MTN EUR 200 237,093
0.625% 01/18/36, MTN EUR 400 338,191
Region of Ile de France
2.375% 04/24/26, MTN EUR 1,300 1,490,257
Sfil
3.250% 11/25/30, MTN EUR 1,000 1,164,755
SFIL SA
0.050% 06/04/29, MTN EUR 1,000 1,038,478
3.000% 09/24/30, MTN EUR 5,000 5,780,342
SNCF Reseau
2.625% 12/29/25, MTN EUR 1,000 1,146,387
Face
Amount^
Value
(000)
FRANCE — (Continued)
Societe Des Grands Projets
EPIC
1.125% 05/25/34, MTN EUR 100 $ 95,514
Societe Generale SA
0.250% 07/08/27, MTN EUR 200 220,107
4.250% 11/16/32, MTN EUR 100 122,479
Societe Nationale SNCF SACA
3.375% 05/25/33 ..... EUR 100 115,456
UNEDIC ASSEO
0.250% 11/25/29, MTN EUR 500 518,308
TOTAL FRANCE .......... 40,303,011
GERMANY — (3.7%)
Bayer US Finance II LLC
Ω 4.200% 07/15/34 ..... 493 445,835
Ω 5.500% 07/30/35 ..... 1,030 1,019,628
Ω 4.625% 06/25/38 ..... 770 681,839
Bayer US Finance LLC
Ω 6.500% 11/21/33 ..... 743 793,634
BMW International Investment
BV
3.500% 01/22/33, MTN EUR 227 261,953
BMW US Capital LLC
Ω SOFRINDX+0.80%, FRN,
5.142%, 08/13/26(*) ... 50 50,127
Daimler Truck Finance North
America LLC
Ω 5.500% 09/20/33 ..... 335 339,802
Deutsche Bahn AG
0.750% 07/16/35, MTN EUR 1,450 1,315,939
3.625% 12/18/37, MTN EUR 106 123,979
3.375% 01/29/38, MTN EUR 100 112,919
4.000% 11/23/43, MTN EUR 100 117,729
Deutsche Telekom International
Finance BV
Ω 4.750% 06/21/38 ..... 185 174,020
E.ON International Finance BV
Ω
# 6.650% 04/30/38 ..... 519 568,684
EnBW International Finance BV
4.300% 05/23/34, MTN EUR 1,500 1,813,711
Fresenius Medical Care AG
3.875% 09/20/27, MTN EUR 187 220,013
Fresenius Medical Care US
Finance III, Inc.
Ω 2.375% 02/16/31 ..... 249 214,364
Fresenius SE & Co. KGaA
2.875% 05/24/30, MTN EUR 134 154,160
Kreditanstalt fuer Wiederaufbau
2.600% 06/20/37 ..... JPY 62,000 457,171
Land Berlin
0.100% 01/18/30, MTN EUR 50 51,475
Landeskreditbank Baden-
Wuerttemberg Foerderbank

112
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
GERMANY — (Continued)
SONCINDX+1.25%,
FRN, 5.490%,
02/23/26(*) .......... GBP 3,500 $ 4,658,322
Siemens
Financieringsmaatschappij NV
2.875% 03/11/41 ..... 500 370,423
Ω 2.875% 03/11/41 ..... 3,388 2,509,988
Sixt SE
3.250% 01/22/30, MTN EUR 237 273,779
T-Mobile USA, Inc.
4.375% 04/15/40 ..... 1,124 993,018
Volkswagen Bank GmbH
4.625% 05/03/31, MTN EUR 100 121,202
Volkswagen Financial Services
AG
3.875% 09/10/30 ..... EUR 849 996,015
Volkswagen Group of America
Finance LLC
Ω 5.900% 09/12/33 ..... 200 204,710
Ω 5.600% 03/22/34 ..... 788 790,699
TOTAL GERMANY ........ 19,835,138
IRELAND — (0.3%)
AerCap Ireland Capital DAC/
AerCap Global Aviation Trust
3.650% 07/21/27 ..... 214 210,378
3.300% 01/30/32 ..... 752 680,330
3.850% 10/29/41 ..... 1,000 797,472
TOTAL IRELAND .......... 1,688,180
ITALY — (0.9%)
Intesa Sanpaolo SpA
5.625% 03/08/33, MTN EUR 365 476,452
Ω 6.625% 06/20/33 ..... 538 583,870
Italy Buoni Poliennali Del Tesoro
5.750% 02/01/33 ..... EUR 1,710 2,297,272
Ω 0.950% 03/01/37 ..... EUR 1,339 1,149,837
Ω 3.250% 03/01/38 ..... EUR 100 109,113
Ω 1.800% 03/01/41 ..... EUR 100 86,435
TOTAL ITALY ............ 4,702,979
JAPAN — (9.2%)
7-Eleven, Inc.
Ω 2.500% 02/10/41 ..... 1,330 891,692
American Honda Finance Corp.
SOFR+0.60%, FRN,
4.943%, 08/14/25(*) ... 81 81,009
SOFR+0.71%, FRN,
5.063%, 01/09/26(*) ... 100 100,178
SOFRINDX+0.72%, FRN,
5.075%, 10/05/26(*) ... 159 159,299
SOFR+0.71%, FRN,
5.063%, 07/09/27(*) ... 681 680,242
SOFR+0.72%, FRN,
5.074%, 10/22/27(*) ... 375 374,388
Japan Government Five Year
Bond
Face
Amount^
Value
(000)
JAPAN — (Continued)
0.200% 12/20/27 ..... JPY 254,600 $ 1,666,324
Japan Government Ten Year
Bond
0.100% 06/20/28 ..... JPY 327,800 2,130,074
0.100% 06/20/29 ..... JPY 483,500 3,104,880
0.200% 03/20/32 ..... JPY 250,350 1,555,116
0.500% 12/20/32 ..... JPY 238,550 1,496,876
0.500% 03/20/33 ..... JPY 238,500 1,491,190
0.400% 06/20/33 ..... JPY 483,850 2,989,874
0.600% 12/20/33 ..... JPY 154,800 964,565
0.800% 03/20/34 ..... JPY 154,800 977,103
Japan Government Thirty Year
Bond
2.400% 09/20/38 ..... JPY 1,051,950 7,353,969
2.200% 03/20/41 ..... JPY 242,500 1,608,707
2.000% 03/20/42 ..... JPY 123,800 788,562
Japan Government Twenty Year
Bond
1.500% 03/20/34 ..... JPY 216,700 1,448,972
1.400% 09/20/34 ..... JPY 347,100 2,290,244
1.200% 12/20/34 ..... JPY 259,300 1,676,736
1.200% 09/20/35 ..... JPY 330,000 2,113,890
0.400% 03/20/36 ..... JPY 287,950 1,681,913
0.600% 09/20/37 ..... JPY 401,900 2,314,353
0.500% 12/20/41 ..... JPY 483,600 2,435,143
1.500% 09/20/43 ..... JPY 538,800 3,099,868
Mitsubishi UFJ Financial Group,
Inc.
3.195% 07/18/29 ..... 232 221,115
Mizuho Financial Group, Inc.
2.096% 04/08/32, MTN EUR 246 261,748
3.767% 08/27/34, MTN EUR 300 349,093
Nomura Holdings, Inc.
SOFR+1.25%, FRN,
5.610%, 07/02/27(*) ... 100 100,923
2.679% 07/16/30 ..... 666 601,859
ORIX Corp.
3.447% 10/22/31, MTN EUR 693 790,454
Protective Life Corp.
8.450% 10/15/39 ..... 234 285,188
Sumitomo Mitsui Financial
Group, Inc.
1.546% 06/15/26 ..... EUR 327 372,538
3.040% 07/16/29 ..... 277 261,923
Takeda Pharmaceutical Co., Ltd.
1.000% 07/09/29 ..... EUR 223 237,384
3.025% 07/09/40 ..... 414 307,814
Toyota Motor Credit Corp.
SOFRINDX+0.89%, FRN,
5.234%, 05/18/26(*) ... 100 100,440
SOFR+0.65%, FRN,
5.007%, 03/19/27(*) ... 100 100,189
TOTAL JAPAN ............ 49,465,835

113
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
LUXEMBOURG — (0.1%)
JAB Holdings BV
5.000% 06/12/33 ..... EUR 400 $ 490,817
TOTAL LUXEMBOURG ..... 490,817
NETHERLANDS — (1.1%)
ABN AMRO Bank NV
EUR003M+0.60%, FRN,
2.626%, 01/15/27(*) ... EUR 1,500 1,725,016
4.250% 02/21/30, MTN EUR 500 603,245
BNG Bank NV
2.450% 07/21/32 ..... AUD 556 312,219
Cooperatieve Rabobank UA
BBSW3M+0.75%, FRN,
4.460%, 05/26/28(*),
MTN ............... AUD 500 322,101
SOFRINDX+0.89%, FRN,
5.244%, 10/17/29(*) ... 766 769,489
5.250% 05/24/41 ..... 1,033 1,012,349
Heineken NV
Ω 4.000% 10/01/42 ..... 385 314,574
ING Groep NV
3.000% 02/18/26, MTN GBP 300 393,998
2.000% 09/20/28, MTN EUR 200 225,298
4.550% 10/02/28 ..... 17 17,033
4.050% 04/09/29 ..... 21 20,684
Koninklijke Philips NV
5.000% 03/15/42 ..... 120 108,370
Nederlandse Waterschapsbank
NV
2.500% 05/22/30, MTN EUR 100 114,203
TOTAL NETHERLANDS .... 5,938,579
NEW ZEALAND — (0.4%)
New Zealand Government Bond
1.750% 05/15/41 ..... NZD 5,121 1,955,697
New Zealand Local Government
Funding Agency Bond
5.000% 03/08/34, MTN AUD 150 97,514
TOTAL NEW ZEALAND ..... 2,053,211
SINGAPORE — (0.1%)
Temasek Financial I, Ltd.
5.125% 07/26/40, MTN GBP 402 521,024
TOTAL SINGAPORE ....... 521,024
SPAIN — (1.0%)
Acciona Energia Financiacion
Filiales SA
5.125% 04/23/31, MTN EUR 200 248,927
Banco Santander SA
4.250% 06/12/30, MTN EUR 100 121,439
6.938% 11/07/33 ..... 400 450,641
CaixaBank SA
3.750% 09/07/29, MTN EUR 600 715,112
4.250% 09/06/30, MTN EUR 200 243,382
Santander UK Group Holdings
PLC
Face
Amount^
Value
(000)
SPAIN — (Continued)
3.625% 01/14/26, MTN GBP 208 $ 274,241
Spain Government Bond
Ω 3.900% 07/30/39 ..... EUR 1,150 1,360,019
Telefonica Emisiones SA
3.724% 01/23/34 ..... EUR 700 798,116
7.045% 06/20/36 ..... 1,094 1,212,038
TOTAL SPAIN ............ 5,423,915
SUPRANATIONAL — (13.3%)
Asian Development Bank
SOFRINDX+1.00%, FRN,
5.353%, 06/16/26(*) ... 210 211,367
SOFRINDX+1.00%, FRN,
5.346%, 08/27/26(*) ... 608 613,539
SOFRINDX+1.00%, FRN,
5.359%, 04/06/27(*) ... 4,500 4,555,705
2.350% 06/21/27 ..... JPY 50,000 342,224
SOFRINDX+0.30%, FRN,
4.655%, 06/20/28(*) ... 1,600 1,598,282
SONIO+1.00%, FRN,
5.238%, 05/23/29(*),
MTN ............... GBP 5,007 6,795,015
European Bank for
Reconstruction & Development
SOFRINDX+0.19%, FRN,
4.543%, 04/14/26(*) ... 369 368,897
SOFRINDX+0.33%, FRN,
4.673%, 02/20/28(*) ... 5,900 5,906,236
SOFRINDX+0.30%, FRN,
4.644%, 02/16/29(*) ... 2,476 2,473,530
SOFRINDX+0.42%, FRN,
4.774%, 07/22/30(*) ... 1,100 1,101,527
European Financial Stability
Facility
2.625% 05/07/30, MTN EUR 50 57,555
European Investment Bank
SONCINDX+1.00%,
FRN, 5.240%,
09/08/25(*), MTN ..... GBP 1,800 2,384,144
SONIO+0.34%, FRN,
4.580%, 03/12/26(*) ... GBP 4,523 5,992,946
2.150% 01/18/27 ..... JPY 70,000 474,713
3.930%ESTRON+2.00%,
01/27/28(*) .......... EUR 1,000 1,197,630
SOFRINDX+1.00%, FRN,
5.350%, 05/21/28(*) ... 900 917,361
SOFRINDX+0.32%, FRN,
4.660%, 08/14/29(*) ... 2,761 2,763,044
European Stability Mechanism
3.000% 08/23/33 ..... EUR 100 115,988
European Union
0.400% 02/04/37 ..... EUR 1,274 1,071,214
3.375% 10/04/38, MTN EUR 3,803 4,349,221
3.375% 11/04/42, MTN EUR 242 268,828
Inter-American Development
Bank

114
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
SUPRANATIONAL — (Continued)
1.250% 12/15/25 ..... GBP 500 $ 654,731
SOFRINDX+0.17%, FRN,
4.523%, 09/16/26(*) ... 600 600,012
SOFRINDX+0.28%, FRN,
4.633%, 04/12/27(*) ... 843 843,311
SOFRINDX+0.35%, FRN,
4.709%, 10/04/27(*) ... 4,677 4,685,897
SOFRINDX+0.27%, FRN,
4.625%, 03/20/28(*) ... 200 199,877
SOFRINDX+0.35%, FRN,
4.709%, 10/05/28(*) ... 900 900,828
SOFRINDX+0.30%, FRN,
4.641%, 02/15/29(*) ... 1,327 1,324,173
SOFRINDX+0.37%, FRN,
4.727%, 08/01/29(*) ... 4,684 4,687,739
International Bank for
Reconstruction & Development
SOFRINDX+0.31%, FRN,
4.664%, 09/18/25(*) ... 347 346,976
SOFRINDX+0.31%, FRN,
4.666%, 09/23/26(*) ... 568 568,524
SOFRINDX+0.37%, FRN,
4.723%, 01/12/27(*) ... 559 559,945
SOFRINDX+0.28%, FRN,
4.625%, 02/23/27(*) ... 447 447,411
SOFRINDX+0.27%, FRN,
4.623%, 06/15/27(*) ... 1,722 1,722,373
SOFRINDX+0.43%, FRN,
4.773%, 08/19/27(*) ... 892 894,819
SOFRINDX+0.30%, FRN,
4.641%, 05/15/28(*) ... 4,776 4,776,589
SOFRINDX+0.29%, FRN,
4.634%, 11/22/28(*) ... 500 499,230
SOFRINDX+0.30%, FRN,
4.653%, 01/24/29(*) ... 150 149,621
International Finance Corp.
SOFRINDX+0.28%, FRN,
4.633%, 03/16/26(*) ... 306 306,138
SOFRINDX+0.31%, FRN,
4.660%, 08/28/28(*),
MTN ............... 855 855,124
1.500% 04/15/35, MTN AUD 2,100 1,002,096
Nordic Investment Bank
SOFRINDX+1.00%, FRN,
5.340%, 05/12/26(*) ... 258 259,614
Ω SOFRINDX+0.29%, FRN,
4.650%, 10/04/27(*) ... 1,800 1,799,476
TOTAL SUPRANATIONAL .. 71,643,470
SWEDEN — (0.6%)
Skandinaviska Enskilda Banken
AB
EUR003M+0.38%, FRN,
2.388%, 05/03/27(*) ... EUR 100 114,772
Svensk Exportkredit AB
3.375% 08/30/30, MTN EUR 1,000 1,179,313
Face
Amount^
Value
(000)
SWEDEN — (Continued)
2.750% 09/05/31 ..... EUR 100 $ 113,917
Svenska Handelsbanken AB
Ω SOFR+0.66%, FRN,
5.009%, 05/28/27(*) ... 851 853,673
0.050% 09/06/28, MTN EUR 600 636,957
Swedbank AB
Ω SOFR+1.03%, FRN,
5.375%, 11/20/29(*) ... 382 387,807
Volvo Treasury AB
2.625% 02/20/26, MTN EUR 150 171,920
TOTAL SWEDEN .......... 3,458,359
UNITED KINGDOM — (3.6%)
Ashtead Capital, Inc.
Ω 5.500% 08/11/32 ..... 290 293,780
Ω 5.550% 05/30/33 ..... 435 439,657
Ω 5.950% 10/15/33 ..... 1,050 1,089,574
British Telecommunications PLC
# 5.125% 12/04/28 ..... 45 45,773
3.375% 08/30/32, MTN EUR 200 230,210
HSBC USA, Inc.
SOFR+0.96%, FRN,
5.311%, 03/04/27(*) ... 201 202,407
Lloyds Banking Group PLC
4.550% 08/16/28 ..... 356 356,426
Motability Operations Group PLC
3.875% 01/24/34, MTN EUR 1,400 1,626,824
Nationwide Building Society
3.250% 09/05/29, MTN EUR 315 366,986
NatWest Markets PLC
Ω SOFR+0.90%, FRN,
5.244%, 05/17/27(*) ... 100 100,604
U.K. Gilt
1.125% 01/31/39 ..... GBP 16,284 13,655,744
1.250% 10/22/41 ..... GBP 1,199 922,524
Vodafone Group PLC
6.150% 02/27/37 ..... 166 177,218
TOTAL UNITED KINGDOM .. 19,507,727
UNITED STATES — (24.9%)
Abbott Laboratories
6.000% 04/01/39 ..... 358 387,498
# 5.300% 05/27/40 ..... 50 50,550
4.750% 04/15/43 ..... 1,133 1,058,177
Aetna, Inc.
6.750% 12/15/37 ..... 373 402,396
4.500% 05/15/42 ..... 886 730,045
Affiliated Managers Group, Inc.
3.300% 06/15/30 ..... 648 605,739
Aflac, Inc.
6.900% 12/17/39 ..... 335 377,091
6.450% 08/15/40 ..... 100 108,605
Allstate Corp. (The)
5.550% 05/09/35 ..... 835 862,206
4.500% 06/15/43 ..... 100 86,438
Ally Financial, Inc.

115
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
8.000% 11/01/31 ..... 458 $ 517,415
8.000% 11/01/31 ..... 835 940,725
Amazon.com, Inc.
3.875% 08/22/37 ..... 650 584,581
2.875% 05/12/41 ..... 4,035 3,003,344
Amcor Finance USA, Inc.
4.500% 05/15/28 ..... 50 49,920
American Express Co.
SOFRINDX+0.65%, FRN,
5.005%, 11/04/26(*) ... 100 100,249
8.150% 03/19/38 ..... 335 423,625
American Medical Systems
Europe BV
1.625% 03/08/31 ..... 473 503,248
American Water Capital Corp.
6.593% 10/15/37 ..... 264 293,748
Amgen, Inc.
5.600% 03/02/43 ..... 100 98,782
Aon Global, Ltd.
4.250% 12/12/42 ..... 50 40,586
Apple, Inc.
2.375% 02/08/41 ..... 100 69,710
3.850% 05/04/43 ..... 2,255 1,876,378
Ares Capital Corp.
5.800% 03/08/32 ..... 512 511,130
Arrow Electronics, Inc.
3.875% 01/12/28 ..... 497 487,028
5.875% 04/10/34 ..... 734 754,791
Assurant, Inc.
2.650% 01/15/32 ..... 150 129,057
Assured Guaranty US Holdings,
Inc.
3.150% 06/15/31 ..... 88 81,132
AT&T, Inc.
6.300% 01/15/38 ..... 80 85,429
4.850% 03/01/39 ..... 372 349,274
6.100% 07/15/40 ..... 50 51,021
6.375% 03/01/41 ..... 100 106,404
6.250% 03/29/41 ..... 335 347,899
3.500% 06/01/41 ..... 341 266,672
Athene Holding, Ltd.
# 5.875% 01/15/34 ..... 413 425,843
AutoNation, Inc.
2.400% 08/01/31 ..... 100 85,851
Avnet, Inc.
3.000% 05/15/31 ..... 351 313,991
5.500% 06/01/32 ..... 623 627,266
Bank of America Corp.
5.875% 02/07/42 ..... 576 600,792
Best Buy Co., Inc.
1.950% 10/01/30 ..... 1 877
Blue Owl Finance LLC
6.250% 04/18/34 ..... 334 344,059
Boardwalk Pipelines, LP
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
5.625% 08/01/34 ..... 150 $ 151,896
Booking Holdings, Inc.
4.500% 11/15/31 ..... 1,048 1,290,236
3.750% 03/01/36 ..... 172 197,356
Boston Properties, LP
2.550% 04/01/32 ..... 444 375,928
2.450% 10/01/33 ..... 100 80,206
6.500% 01/15/34 ..... 282 301,839
5.750% 01/15/35 ..... 539 542,176
Brighthouse Financial, Inc.
# 5.625% 05/15/30 ..... 306 306,577
Brixmor Operating Partnership,
LP
4.125% 05/15/29 ..... 126 123,758
# 4.050% 07/01/30 ..... 84 81,374
Broadcom, Inc.
Ω 3.469% 04/15/34 ..... 422 375,066
Ω 3.187% 11/15/36 ..... 1,397 1,152,859
Ω 3.500% 02/15/41 ..... 171 135,319
Brown & Brown, Inc.
2.375% 03/15/31 ..... 525 460,796
Brunswick Corp.
4.400% 09/15/32 ..... 616 575,286
Capital One Financial Corp.
4.100% 02/09/27 ..... 40 39,635
6.700% 11/29/32 ..... 213 232,803
Charles Schwab Corp. (The)
SOFRINDX+0.52%, FRN,
4.862%, 05/13/26(*) ... 72 72,033
SOFRINDX+1.05%, FRN,
5.401%, 03/03/27(*) ... 300 302,659
Chubb Corp. (The)
6.500% 05/15/38 ..... 1,000 1,115,201
Chubb INA Holdings LLC
0.875% 12/15/29 ..... 231 243,240
Cigna Group (The)
4.800% 08/15/38 ..... 1,098 1,018,958
3.200% 03/15/40 ..... 720 544,850
Cisco Systems, Inc.
5.900% 02/15/39 ..... 1,985 2,122,743
5.500% 01/15/40 ..... 4,712 4,825,163
Citigroup, Inc.
6.875% 03/05/38 ..... 166 186,669
8.125% 07/15/39 ..... 2,630 3,288,887
5.875% 01/30/42 ..... 231 238,830
CME Group, Inc.
5.300% 09/15/43 ..... 136 135,247
CNO Financial Group, Inc.
5.250% 05/30/29 ..... 250 252,153
6.450% 06/15/34 ..... 2,043 2,128,442
Comcast Corp.
3.900% 03/01/38 ..... 486 418,461
6.550% 07/01/39 ..... 458 502,043
3.250% 11/01/39 ..... 622 484,296

116
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.400% 03/01/40 ..... 86 $ 91,452
3.750% 04/01/40 ..... 425 349,559
Conagra Brands, Inc.
5.300% 11/01/38 ..... 500 470,733
Corebridge Financial, Inc.
4.350% 04/05/42 ..... 1,286 1,076,358
Cox Communications, Inc.
Ω 4.800% 02/01/35 ..... 1,221 1,131,181
Ω 8.375% 03/01/39 ..... 213 252,129
Crown Castle, Inc.
2.900% 04/01/41 ..... 500 357,382
CSL Finance PLC
Ω 4.625% 04/27/42 ..... 250 222,261
CVS Health Corp.
4.780% 03/25/38 ..... 915 836,113
6.125% 09/15/39 ..... 183 186,192
4.125% 04/01/40 ..... 237 197,116
6.000% 06/01/44 ..... 564 555,501
Dell International LLC/EMC Corp.
3.375% 12/15/41 ..... 205 153,728
Dell, Inc.
6.500% 04/15/38 ..... 154 164,495
5.400% 09/10/40 ..... 212 203,173
Dick's Sporting Goods, Inc.
3.150% 01/15/32 ..... 535 480,320
DXC Technology Co.
2.375% 09/15/28 ..... 100 93,003
eBay, Inc.
6.300% 11/22/32 ..... 416 449,987
4.000% 07/15/42 ..... 1,162 940,065
Elevance Health, Inc.
5.850% 01/15/36 ..... 115 119,173
6.375% 06/15/37 ..... 736 788,395
4.625% 05/15/42 ..... 450 392,201
4.650% 01/15/43 ..... 105 91,108
5.100% 01/15/44 ..... 706 641,382
EPR Properties
3.600% 11/15/31 ..... 230 207,727
Equifax, Inc.
2.350% 09/15/31 ..... 354 308,264
FedEx Corp.
Ω 4.900% 01/15/34 ..... 75 72,542
Fidelity National Financial, Inc.
3.400% 06/15/30 ..... 664 620,033
Fidelity National Information
Services, Inc.
3.100% 03/01/41 ..... 535 391,190
First American Financial Corp.
4.000% 05/15/30 ..... 262 249,225
2.400% 08/15/31 ..... 291 249,208
5.450% 09/30/34 ..... 102 99,958
Fiserv, Inc.
1.625% 07/01/30 ..... 150 160,534
Flex, Ltd.
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.875% 06/15/29 ..... 317 $ 318,528
Flowserve Corp.
3.500% 10/01/30 ..... 402 378,344
2.800% 01/15/32 ..... 90 78,627
Fortune Brands Innovations, Inc.
3.250% 09/15/29 ..... 287 271,407
4.000% 03/25/32 ..... 511 477,546
Fox Corp.
5.476% 01/25/39 ..... 3,303 3,215,882
GATX Corp.
6.050% 03/15/34 ..... 545 574,889
6.900% 05/01/34 ..... 1,000 1,106,155
General Motors Co.
6.600% 04/01/36 ..... 863 910,773
5.150% 04/01/38 ..... 749 696,571
6.250% 10/02/43 ..... 835 827,261
General Motors Financial Co.,
Inc.
SOFRINDX+1.35%, FRN,
5.690%, 05/08/27(*) ... 51 51,190
SOFRINDX+1.05%, FRN,
5.403%, 07/15/27(*) ... 34 33,936
0.650% 09/07/28 ..... 300 321,455
6.100% 01/07/34 ..... 116 119,688
5.450% 09/06/34 ..... 264 260,047
Gilead Sciences, Inc.
4.000% 09/01/36 ..... 842 765,380
Global Payments, Inc.
3.200% 08/15/29 ..... 299 281,121
4.875% 03/17/31 ..... 693 831,257
Goldman Sachs Group, Inc.
(The)
1.250% 02/07/29, MTN 54 58,756
0.875% 05/09/29, MTN 140 149,570
6.250% 02/01/41 ..... 780 834,134
Halliburton Co.
7.450% 09/15/39 ..... 269 311,367
4.500% 11/15/41 ..... 306 261,974
4.750% 08/01/43 ..... 220 189,805
Hasbro, Inc.
6.050% 05/14/34 ..... 461 476,479
6.350% 03/15/40 ..... 1,002 1,033,042
5.100% 05/15/44 ..... 532 460,898
HCA, Inc.
7.500% 11/06/33 ..... 405 459,287
4.375% 03/15/42 ..... 970 808,227
Healthcare Realty Holdings, LP
3.100% 02/15/30 ..... 80 74,326
Highwoods Realty, LP
2.600% 02/01/31 ..... 229 197,698
7.650% 02/01/34 ..... 448 505,025
Host Hotels & Resorts, LP
5.700% 07/01/34 ..... 1,273 1,278,401
HP, Inc.

117
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
# 6.000% 09/15/41 ..... 1,421 $ 1,431,886
Humana, Inc.
4.625% 12/01/42 ..... 100 84,392
4.950% 10/01/44 ..... 1,000 865,538
IBM International Capital Pte,
Ltd.
5.250% 02/05/44 ..... 495 472,552
Intel Corp.
4.600% 03/25/40 ..... 141 120,861
2.800% 08/12/41 ..... 374 245,878
4.800% 10/01/41 ..... 490 419,202
4.250% 12/15/42 ..... 912 717,542
5.625% 02/10/43 ..... 1,162 1,083,396
Intercontinental Exchange, Inc.
2.650% 09/15/40 ..... 886 638,551
International Business Machines
Corp.
0.875% 02/09/30, MTN 350 368,277
4.150% 05/15/39 ..... 1,289 1,128,837
4.000% 06/20/42 ..... 333 274,248
International Flavors &
Fragrances, Inc.
4.450% 09/26/28 ..... 15 14,439
Interpublic Group of Cos., Inc.
(The)
3.375% 03/01/41 ..... 1,328 986,834
Jackson Financial, Inc.
3.125% 11/23/31 ..... 1,063 942,087
5.670% 06/08/32 ..... 457 465,471
Janus Henderson US Holdings,
Inc.
5.450% 09/10/34 ..... 200 196,911
Jefferies Financial Group, Inc.
2.750% 10/15/32 ..... 800 679,936
6.200% 04/14/34 ..... 277 289,376
6.250% 01/15/36 ..... 125 129,571
6.500% 01/20/43 ..... 320 333,016
John Deere Capital Corp.
SOFR+0.60%, FRN,
4.953%, 04/19/27(*) ... 34 34,107
SOFR+0.60%, FRN,
4.951%, 06/11/27(*) ... 150 150,594
Johnson & Johnson
4.500% 09/01/40 ..... 450 425,081
JPMorgan Chase & Co.
6.400% 05/15/38 ..... 325 361,089
5.500% 10/15/40 ..... 1,247 1,261,681
5.600% 07/15/41 ..... 586 599,617
Juniper Networks, Inc.
3.750% 08/15/29 ..... 215 208,205
Kemper Corp.
3.800% 02/23/32 ..... 294 267,299
Kraft Heinz Foods Co.
Ω 7.125% 08/01/39 ..... 974 1,071,055
5.000% 06/04/42 ..... 270 240,245
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
Kyndryl Holdings, Inc.
6.350% 02/20/34 ..... 976 $ 1,030,475
4.100% 10/15/41 ..... 1,880 1,475,007
Lazard Group LLC
4.500% 09/19/28 ..... 238 236,970
Lear Corp.
4.250% 05/15/29 ..... 303 297,350
Legg Mason, Inc.
5.625% 01/15/44 ..... 107 105,241
Liberty Mutual Group, Inc.
Ω 4.569% 02/01/29 ..... 317 316,664
Ω 4.625% 12/02/30 ..... 407 492,615
Lincoln National Corp.
5.852% 03/15/34 ..... 198 202,710
6.150% 04/07/36 ..... 50 51,662
6.300% 10/09/37 ..... 450 468,068
7.000% 06/15/40 ..... 514 565,019
Markel Group, Inc.
5.000% 03/30/43 ..... 335 297,134
Marsh & McLennan Cos., Inc.
4.750% 03/15/39 ..... 101 95,162
Merck & Co., Inc.
2.350% 06/24/40 ..... 517 360,284
MetLife, Inc.
6.375% 06/15/34 ..... 387 426,530
5.875% 02/06/41 ..... 337 347,077
Micron Technology, Inc.
5.875% 09/15/33 ..... 50 52,146
3.366% 11/01/41 ..... 50 37,057
Mohawk Industries, Inc.
3.625% 05/15/30 ..... 63 60,217
Molson Coors Beverage Co.
5.000% 05/01/42 ..... 326 296,405
Morgan Stanley
1.875% 04/27/27, MTN 400 454,253
6.375% 07/24/42 ..... 813 891,598
Motorola Solutions, Inc.
2.750% 05/24/31 ..... 756 678,808
NBCUniversal Media LLC
5.950% 04/01/41 ..... 100 102,624
4.450% 01/15/43 ..... 488 415,947
NewMarket Corp.
2.700% 03/18/31 ..... 264 235,557
NIKE, Inc.
3.250% 03/27/40 ..... 2,355 1,858,419
NOV, Inc.
3.950% 12/01/42 ..... 1,369 1,027,652
Novartis Capital Corp.
3.700% 09/21/42 ..... 295 238,533
4.400% 05/06/44 ..... 875 772,721
NVIDIA Corp.
3.500% 04/01/40 ..... 2,027 1,702,760
Oracle Corp.
6.500% 04/15/38 ..... 223 240,199

118
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
6.125% 07/08/39 ..... 455 $ 473,588
3.600% 04/01/40 ..... 2,903 2,291,250
5.375% 07/15/40 ..... 230 221,353
3.650% 03/25/41 ..... 200 156,363
Penske Truck Leasing Co., LP/
PTL Finance Corp.
Ω 3.350% 11/01/29 ..... 350 331,983
Pfizer, Inc.
7.200% 03/15/39 ..... 445 524,173
Plains All American Pipeline, LP/
PAA Finance Corp.
6.700% 05/15/36 ..... 100 107,336
6.650% 01/15/37 ..... 603 651,036
5.150% 06/01/42 ..... 983 873,827
4.300% 01/31/43 ..... 1,047 829,143
4.700% 06/15/44 ..... 219 181,038
Principal Financial Group, Inc.
4.625% 09/15/42 ..... 385 340,443
Prudential Financial, Inc.
6.625% 12/01/37, MTN 618 687,118
PulteGroup, Inc.
7.875% 06/15/32 ..... 200 233,677
PVH Corp.
4.125% 07/16/29 ..... 100 117,393
Quanta Services, Inc.
3.050% 10/01/41 ..... 335 239,310
Realty Income Corp.
4.000% 07/15/29 ..... 253 248,528
4.875% 07/06/30 ..... 275 339,508
5.125% 07/06/34 ..... 414 521,515
5.875% 03/15/35 ..... 177 184,091
Reinsurance Group of America,
Inc.
5.750% 09/15/34 ..... 253 259,515
Royalty Pharma PLC
# 3.300% 09/02/40 ..... 1,237 927,724
Simon Property Group, LP
2.200% 02/01/31 ..... 90 79,549
2.250% 01/15/32 ..... 232 200,056
4.750% 09/26/34 ..... 193 187,922
6.750% 02/01/40 ..... 596 671,363
4.750% 03/15/42 ..... 191 171,350
Stanley Black & Decker, Inc.
2.300% 03/15/30 ..... 444 396,513
5.200% 09/01/40 ..... 545 519,838
Sutter Health
3.161% 08/15/40 ..... 406 311,041
Tapestry, Inc.
5.500% 03/11/35 ..... 525 527,411
Texas Instruments, Inc.
3.875% 03/15/39 ..... 291 253,717
Thermo Fisher Scientific, Inc.
5.404% 08/10/43 ..... 132 130,617
Timken Co. (The)
Face
Amount^
Value
(000)
UNITED STATES — (Continued)
4.125% 05/23/34 ..... 1,168 $ 1,345,875
Travelers Cos., Inc. (The)
6.250% 06/15/37, MTN 125 137,079
UnitedHealth Group, Inc.
5.700% 10/15/40 ..... 237 238,126
Unum Group
Ω 4.046% 08/15/41 ..... 1,725 1,364,045
5.750% 08/15/42 ..... 926 898,849
Valero Energy Corp.
6.625% 06/15/37 ..... 319 343,853
Verizon Communications, Inc.
4.812% 03/15/39 ..... 1,337 1,247,495
2.650% 11/20/40 ..... 550 385,628
3.400% 03/22/41 ..... 1,511 1,164,989
3.850% 11/01/42 ..... 760 604,729
Viatris, Inc.
3.850% 06/22/40 ..... 243 178,275
Visa, Inc.
2.700% 04/15/40 ..... 1,214 907,295
Voya Financial, Inc.
5.700% 07/15/43 ..... 335 325,668
W.P. Carey, Inc.
3.850% 07/15/29 ..... 80 77,758
Walmart, Inc.
2.500% 09/22/41 ..... 925 649,494
Walt Disney Co. (The)
6.900% 08/15/39 ..... 445 512,873
3.500% 05/13/40 ..... 563 460,181
Welltower OP LLC
3.850% 06/15/32 ..... 80 75,949
Western Union Co. (The)
2.750% 03/15/31 ..... 939 820,844
# 6.200% 11/17/36 ..... 1,420 1,431,145
6.200% 06/21/40 ..... 152 148,850
TOTAL UNITED STATES ... 134,112,218
TOTAL BONDS ........... 463,791,794
U.S. TREASURY OBLIGATIONS
— (3.5%)
U.S. Treasury Bonds
3.875%, 05/15/43 .......... 399 352,382
4.750%, 02/15/45 .......... 36 35,387
5.000%, 05/15/45 .......... 174 176,556
U.S. Treasury Notes
USBMMY3M + 0.17%, FRN,
4.379% 10/31/25(*) ........ 5,501 5,503,119
USBMMY3M + 0.25%, FRN,
4.454% 01/31/26(*) ........ 6,322 6,328,254
USBMMY3M + 0.15%, FRN,
4.359% 04/30/26(*) ........ 1,481 1,482,143
USBMMY3M + 0.18%, FRN,
4.391% 07/31/26(*) ........ 2,827 2,829,994
USBMMY3M + 0.21%, FRN,
4.414% 10/31/26(*) ........ 253 253,276

119
Dimensional Global Sustainability Fixed Income ETF
continued
Face
Amount^
Value
(000)
U.S. Treasury Notes
USBMMY3M + 0.10%, FRN,
4.307% 01/31/27(*) ........ 132 $ 131,974
USBMMY3M + 0.16%, FRN,
4.369% 04/30/27(*) ........ 1,900 1,901,123
TOTAL U.S. TREASURY
OBLIGATIONS ............ 18,994,208
COMMERCIAL PAPER — (1.0%)
CANADA — (0.3%)
PSP Capital, Inc.
4.340% 09/08/25 ..... 1,500 1,492,982
TOTAL CANADA .......... 1,492,982
GERMANY — (0.7%)
Erste Abwicklungsanstalt
Face
Amount^
Value
(000)
GERMANY — (Continued)
Ω 4.330% 08/05/25 ..... 4,000 $ 3,997,597
TOTAL GERMANY ........ 3,997,597
TOTAL COMMERCIAL PAPER 5,490,579
TOTAL INVESTMENT
SECURITIES — ( 99.3% )
(Cost $529,750,518) ....... 534,932,940
Shares Value
SECURITIES LENDING
COLLATERAL — (0.7%)
@§
The DFA Short Term
Investment Fund ...... 317,968 3,677,931
TOTAL INVESTMENTS
— (100.0%)
(Cost $533,428,449) ....... $ 538,610,871
Ω Rule 144A, Section 4(2), or other security that is restricted as to resale to institutional investors. This security has been deemed liquid based upon the Fund
’
s Liquidity Guidelines. The liquidity determination is unaudited. As of July 31, 2025, the aggregate value of these securities was $50,745,947 which represented 10.2% of the net assets of the Fund.
^ Denominated in USD, unless otherwise noted.
(*) The Adjustable rate shown is effective as of July 31, 2025.
# Total or Partial Securities on Loan
@ Security purchased with cash collateral received from Securities on Loan
§ Affiliated Fund
AUD Australian Dollars
BBSW3M 3 Month Bank Bill Swap Rate
CAD Canadian Dollars
EUR Euro
ESTRON Euro Short-Term Rate
EUR003M 3 Month Euribor Interest Rate
FRN Floating Rate Note
GBP British Pounds
JPY Japanese Yen
MTN Medium-Term Note
NZD New Zealand Dollars
OAT Obligations assimilables du Tresor
PLC Public Limited Company
SA Special Assessment
SOFR Secured Overnight Financing Rate
SOFRINDX Secured Overnight Financing Rate Index
SONCINDX Sterling Overnight Compounded Index
SONIO Sterling Over Night Indexed Average
TBA To Be Announced purchase or sale commitment. Security is subject to delayed delivery.
USBMMY3M 3 Month Treasury Bill Rate
USD United States Dollars

120
Dimensional Global Sustainability Fixed Income ETF
continued
As of July 31, 2025, Dimensional Global Sustainability Fixed Income ETF had entered into the following forward currency contracts and the net unrealized forward currency gain (loss) is reflected in the accompanying financial statements:
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 20,695 NZD 34,912 Citigroup 08/04/25 $ 85
USD 1,949,463 NZD 3,270,122 State Street Bank and Trust 08/04/25 18,946
AUD 410,566 USD 264,169 Citigroup 08/08/25 194
USD 14,741,968 EUR 12,573,044 Citigroup 08/08/25 347,598
USD 3,163,842 EUR 2,703,033 Citigroup 08/11/25 68,610
USD 503,443 CAD 692,516 Citigroup 08/14/25 2,284
USD 1,593,332 EUR 1,356,955 Citigroup 08/15/25 39,061
USD 1,845,124 EUR 1,565,741 Citigroup 08/15/25 51,707
USD 6,880,439 EUR 5,960,944 Citigroup 08/15/25 52,708
USD 10,791,834 CAD 14,664,031 RBC Dominion Securities 08/15/25 179,230
USD 24,366,799 JPY 3,528,595,128 BNY Capital Markets 08/26/25 860,837
USD 2,748,026 CAD 3,746,410 Citigroup 08/28/25 34,846
USD 933,599 CAD 1,277,969 Citigroup 08/28/25 8,084
USD 6,219,195 JPY 883,477,025 BNY Capital Markets 08/29/25 331,829
USD 14,675,100 EUR 12,381,769 Citigroup 08/29/25 479,234
USD 124,223 JPY 18,232,365 Citigroup 08/29/25 2,725
USD 9,744,029 CAD 13,295,642 Citigroup 08/29/25 114,719
USD 691,791 GBP 515,011 Citigroup 09/02/25 10,052
USD 1,064,750 GBP 784,657 Citigroup 09/02/25 26,071
USD 290,080 GBP 215,608 Citigroup 09/02/25 4,672
USD 3,695,020 EUR 3,179,884 RBC Dominion Securities 09/02/25 48,238
USD 2,573,199 EUR 2,203,834 State Street Bank and Trust 09/02/25 45,779
USD 1,566,863 EUR 1,363,387 State Street Bank and Trust 09/02/25 3,292
USD 2,268,068 EUR 1,933,731 State Street Bank and Trust 09/02/25 50,410
USD 20,377 NZD 33,875 Citigroup 09/04/25 356
USD 23,385 NZD 38,719 Citigroup 09/04/25 501
USD 25,134 NZD 41,234 Citigroup 09/04/25 764
USD 14,211,328 EUR 12,001,021 State Street Bank and Trust 09/05/25 445,329
USD 1,017,477 CAD 1,386,655 Citigroup 09/08/25 12,699
USD 364,002 CAD 495,209 Citigroup 09/08/25 5,171
USD 5,416,025 CAD 7,408,083 RBC Dominion Securities 09/08/25 48,090
USD 277,968 AUD 427,586 Citigroup 09/09/25 2,475
USD 443,663 AUD 675,170 Citigroup 09/09/25 8,653
USD 235,346 AUD 360,869 Citigroup 09/09/25 2,839
USD 12,410,972 GBP 9,144,540 Citigroup 09/18/25 304,049
USD 21,754 NZD 35,811 Citigroup 09/24/25 573
USD 14,677 NZD 24,499 Citigroup 09/24/25 187
USD 20,768 NZD 34,204 Citigroup 09/24/25 537
USD 283,898 GBP 207,900 State Street Bank and Trust 09/25/25 8,630
USD 8,796,991 JPY 1,292,337,645 State Street Bank and Trust 09/25/25 157,463
USD 11,407,610 GBP 8,378,265 State Street Bank and Trust 09/25/25 314,411
USD 6,977,153 JPY 1,015,520,890 RBC Dominion Securities 09/26/25 187,391
USD 11,644,504 GBP 8,548,993 Citigroup 10/07/25 323,954
USD 11,595,231 AUD 17,918,266 RBC Dominion Securities 10/17/25 41,727
USD 1,857,575 NZD 3,134,850 State Street Bank and Trust 10/31/25 929
Total Appreciation $4,647,939
NZD 35,260 USD 21,163 Citigroup 08/04/25 $ (347)
NZD 56,178 USD 33,217 Citigroup 08/04/25 (52)
NZD 41,767 USD 25,339 Citigroup 08/04/25 (682)
USD 1,909 NZD 3,241 Citigroup 08/04/25 (4)
NZD 40,220 USD 23,982 RBC Dominion Securities 08/04/25 (238)
AUD 512,319 USD 335,667 Citigroup 08/08/25 (5,786)

121
Dimensional Global Sustainability Fixed Income ETF
continued
Currency Purchased Currency Sold Counterparty
Settlement
Date
Unrealized
Foreign
Exchange
Appreciation
(Depreciation)
USD 11,337,252 AUD 17,643,482 State Street Bank and Trust 08/08/25 $ (23,349)
USD 284,565 AUD 443,383 State Street Bank and Trust 08/08/25 (928)
USD 4,200,576 EUR 3,712,344 Citigroup 08/11/25 (50,414)
USD 1,624,700 EUR 1,424,957 State Street Bank and Trust 08/11/25 (7,013)
USD 1,379,853 EUR 1,226,525 State Street Bank and Trust 08/11/25 (24,635)
USD 436,698 EUR 388,623 Citigroup 08/12/25 (8,343)
USD 4,200,288 EUR 3,764,171 Citigroup 08/12/25 (110,346)
USD 3,715,808 EUR 3,261,999 State Street Bank and Trust 08/12/25 (19,751)
USD 1,334,951 EUR 1,190,410 State Street Bank and Trust 08/12/25 (28,276)
USD 1,320,320 EUR 1,177,107 BNY Capital Markets 08/13/25 (27,766)
USD 1,638,869 EUR 1,435,035 State Street Bank and Trust 08/13/25 (4,609)
USD 11,598,748 EUR 10,378,817 State Street Bank and Trust 08/13/25 (287,628)
USD 10,909,481 CAD 15,128,059 Citigroup 08/14/25 (38,377)
CAD 3,407,876 USD 2,495,153 State Street Bank and Trust 08/14/25 (28,945)
CAD 1,157,890 USD 848,966 Citigroup 08/15/25 (10,981)
GBP 480,917 USD 643,351 Citigroup 09/02/25 (6,744)
USD 4,116,384 GBP 3,111,506 Citigroup 09/02/25 (2,428)
NZD 33,848 USD 20,220 Citigroup 09/04/25 (215)
USD 244,620 AUD 380,240 Citigroup 09/09/25 (368)
GBP 42,500 USD 58,401 Citigroup 09/18/25 (2,133)
GBP 12,107 USD 16,482 Citigroup 09/18/25 (453)
USD 943,027 CAD 1,299,751 Citigroup 10/29/25 (1,175)
Total (Depreciation) $(691,986)
Total Appreciation (Depreciation) $3,955,953
Summary of the Fund’s investments as of July 31, 2025, based on their valuation inputs, is as follows:
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
Agency Obligations ...................... $ — $ 46,656,359 $ — $ 46,656,359
Bonds
Australia ............................. — 28,976,414 — 28,976,414
Belgium ............................. — 15,554,589 — 15,554,589
Canada ............................. — 56,945,511 — 56,945,511
Finland .............................. — 3,170,817 — 3,170,817
France .............................. — 40,303,011 — 40,303,011
Germany ............................ — 19,835,138 — 19,835,138
Ireland .............................. — 1,688,180 — 1,688,180
Italy ................................ — 4,702,979 — 4,702,979
Japan ............................... — 49,465,835 — 49,465,835
Luxembourg .......................... — 490,817 — 490,817
Netherlands .......................... — 5,938,579 — 5,938,579
New Zealand ......................... — 2,053,211 — 2,053,211
Singapore ............................ — 521,024 — 521,024
Spain ............................... — 5,423,915 — 5,423,915
Supranational ......................... — 71,643,470 — 71,643,470
Sweden ............................. — 3,458,359 — 3,458,359
United Kingdom ....................... — 19,507,727 — 19,507,727
United States ......................... — 134,112,218 — 134,112,218

122
Dimensional Global Sustainability Fixed Income ETF
continued
Investments in Securities (Market Value)
Level 1 Level 2 Level 3 Total
Assets
U.S. Treasury Obligations ................. $— $ 18,994,208 $ — $ 18,994,208
Commercial Paper ....................... — 5,490,579 — 5,490,579
Securities Lending Collateral ............... — 3,677,931 — 3,677,931
Total Investments ........................ $— $538,610,871 $— $538,610,871
Financial Instruments
Assets
Forward Currency Contracts** .............. — 4,647,936 — 4,647,936
Liabilities
Forward Currency Contracts** .............. — (691,982) — (691,982)
Total Other Financial Instruments ........... $– $3,955,954 $– $3,955,954
** Valued at the unrealized appreciation (depreciation) on the investment.